================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-3258

                               -----------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, VICE PRESIDENT AND SECRETARY
                     DFA INVESTMENT DIMENSIONS GROUP INC.,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (512) 306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31
                  DATE OF REPORTING PERIOD: JANUARY 31, 2015

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                                   FORM N-Q
                               January 31, 2015
                                  (UNAUDITED)

                               Table of Contents

 DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES................................   1

 SCHEDULES OF INVESTMENTS..................................................   3
    Enhanced U.S. Large Company Portfolio..................................   3
    U.S. Large Cap Value Portfolio.........................................   6
    U.S. Targeted Value Portfolio..........................................   7
    U.S. Small Cap Value Portfolio.........................................  38
    U.S. Core Equity 1 Portfolio...........................................  64
    U.S. Core Equity 2 Portfolio........................................... 120
    U.S. Vector Equity Portfolio........................................... 176
    U.S. Small Cap Portfolio............................................... 230
    U.S. Micro Cap Portfolio............................................... 273
    DFA Real Estate Securities Portfolio................................... 308
    Large Cap International Portfolio...................................... 312
    International Core Equity Portfolio.................................... 343
    International Small Company Portfolio.................................. 438
    Japanese Small Company Portfolio....................................... 440
    Asia Pacific Small Company Portfolio................................... 441
    United Kingdom Small Company Portfolio................................. 442
    Continental Small Company Portfolio.................................... 443
    DFA International Real Estate Securities Portfolio..................... 444
    DFA Global Real Estate Securities Portfolio............................ 451
    DFA International Small Cap Value Portfolio............................ 453
    International Vector Equity Portfolio.................................. 498
    World ex U.S. Value Portfolio.......................................... 582
    World ex U.S. Targeted Value Portfolio................................. 584
    World ex U.S. Core Equity Portfolio.................................... 586
    Selectively Hedged Global Equity Portfolio............................. 646
    Emerging Markets Portfolio............................................. 648
    Emerging Markets Small Cap Portfolio................................... 649
    Emerging Markets Value Portfolio....................................... 650
    Emerging Markets Core Equity Portfolio................................. 651
    U.S. Large Cap Equity Portfolio........................................ 730
    DFA Commodity Strategy Portfolio....................................... 750
    DFA One-Year Fixed Income Portfolio.................................... 756
    DFA Two-Year Global Fixed Income Portfolio............................. 761
    DFA Selectively Hedged Global Fixed Income Portfolio................... 766
    DFA Short-Term Government Portfolio.................................... 772
    DFA Five-Year Global Fixed Income Portfolio............................ 775

   DFA World ex U.S. Government Fixed Income Portfolio....................  779
   DFA Intermediate Government Fixed Income Portfolio.....................  782
   DFA Short-Term Extended Quality Portfolio..............................  784
   DFA Intermediate-Term Extended Quality Portfolio.......................  793
   DFA Investment Grade Portfolio.........................................  802
   DFA Inflation-Protected Securities Portfolio...........................  804
   DFA Short-Term Municipal Bond Portfolio................................  806
   DFA Intermediate-Term Municipal Bond Portfolio.........................  816
   DFA California Short-Term Municipal Bond Portfolio.....................  826
   DFA California Intermediate-Term Municipal Bond Portfolio..............  833
   DFA Short-Duration Real Return Portfolio...............................  839
   DFA Municipal Real Return Portfolio....................................  850
   CSTG&E U.S. Social Core Equity 2 Portfolio.............................  854
   CSTG&E International Social Core Equity Portfolio......................  890
   World Core Equity Portfolio............................................  940
   DFA LTIP Portfolio (formerly Dimensional Retirement Fixed Income Fund
     III).................................................................  942
   U.S. Social Core Equity 2 Portfolio....................................  944
   U.S. Sustainability Core 1 Portfolio...................................  990
   International Sustainability Core 1 Portfolio.......................... 1037
   DFA International Value ex Tobacco Portfolio........................... 1095
   International Social Core Equity Portfolio............................. 1106
   Emerging Markets Social Core Equity Portfolio.......................... 1171
   Tax Managed U.S. Marketwide Value Portfolio............................ 1234
   Tax Managed U.S. Equity Portfolio...................................... 1235
   Tax Managed U.S. Targeted Value Portfolio.............................. 1284
   Tax Managed U.S. Small Cap Portfolio................................... 1315
   T.A. U.S. Core Equity 2 Portfolio...................................... 1352
   Tax-Managed DFA International Value Portfolio.......................... 1405
   T.A. World ex U.S. Core Equity Portfolio............................... 1419
   LWAS/DFA International High Book to Market Portfolio................... 1559
   VA U.S. Targeted Value Portfolio....................................... 1560
   VA U.S. Large Value Portfolio.......................................... 1587
   VA International Value Portfolio....................................... 1594
   VA International Small Portfolio....................................... 1607
   VA Short-Term Fixed Portfolio.......................................... 1659
   VA Global Bond Portfolio............................................... 1663
   DFA VA Global Moderate Allocation Portfolio............................ 1667
   U.S. Large Cap Growth Portfolio........................................ 1669
   U.S. Small Cap Growth Portfolio........................................ 1678
   International Large Cap Growth Portfolio............................... 1691
   International Small Cap Growth Portfolio............................... 1703

NOTES TO SCHEDULES OF INVESTMENTS
   Organization........................................................... 1723
   Security Valuation..................................................... 1723

    Financial Instruments................................................. 1725
    Federal Tax Cost...................................................... 1738
    Other................................................................. 1740
    Subsequent Event Evaluations.......................................... 1741

 THE DFA INVESTMENT TRUST COMPANY.........................................

 SCHEDULES OF INVESTMENTS.................................................
    The U.S. Large Cap Value Series....................................... 1742
    The DFA International Value Series.................................... 1750
    The Japanese Small Company Series..................................... 1764
    The Asia Pacific Small Company Series................................. 1793
    The United Kingdom Small Company Series............................... 1811
    The Continental Small Company Series.................................. 1819
    The Emerging Markets Series........................................... 1844
    The Emerging Markets Small Cap Series................................. 1868
    The Tax-Managed U.S. Marketwide Value Series.......................... 1932

 NOTES TO SCHEDULES OF INVESTMENTS........................................
    Organization.......................................................... 1956
    Security Valuation.................................................... 1956
    Financial Instruments................................................. 1957
    Federal Tax Cost...................................................... 1957
    Other................................................................. 1957
    Subsequent Event Evaluations.......................................... 1958

 DIMENSIONAL EMERGING MARKETS VALUE FUND.................................. 1959

 SCHEDULE OF INVESTMENTS.................................................. 1959

 NOTES TO SCHEDULE OF INVESTMENTS.........................................
    Organization.......................................................... 2003
    Security Valuation.................................................... 2003
    Financial Instruments................................................. 2004
    Federal Tax Cost...................................................... 2004
    Other................................................................. 2004
    Subsequent Event Evaluations.......................................... 2004

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       THE DFA INVESTMENT TRUST COMPANY
                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
________________________

Investment Abbreviations

 ADR              American Depositary Receipt
 AGM              Assured Guaranty Municipal Corporation
 AMBAC            American Municipal Bond Assurance Corporation
 ASSURED GTY      Assured Guaranty
 BAN              Bond Anticipation Notes
 CP               Certificate Participation
 ETM              Escrowed to Maturity
 FGIC             Federal Guaranty Insurance Corporation
 FSA              Financial Security Assurance
 GDR              Global Depositary Receipt
 GO               General Obligation
 GO OF AUTH       General Obligation of Authority
 GO OF DIST       General Obligation of District
 GO OF CMNWLTH    General Obligation of Commonwealth
 GO OF UNIV       General Obligation of University
 NATL-RE          Credit rating enhanced by guaranty or insurance from
                  National Public Finance Guarantee Corp.
 NATL-RE FGIC     National Public Finance Guarantee Corp. Re-insures Financial
                  Guaranty Insurance Co.
 P.L.C.           Public Limited Company
 PSF-GTD          Public School Fund Guarantee
 RB               Revenue Bond
 REIT             Real Estate Investment Trust
 RN               Revenue Note
 SA               Special Assessment
 SCH BD RES FD    School Board Resolution Fund
 SCH BD GTY       School Bond Guaranty
 SCSDE            South Carolina State Department of Education
 SD CRED PROG     School District Credit Program
 SPDR             Standard & Poor's Depositary Receipts
 ST               Special Tax
 ST AID WITHHLDG  State Aid Withholding
 TAN              Tax Anticipation Notes
 TRANS            Tax and Revenue Anticipation Notes
 UP               Unrefunded Portion
 AUD              Australian Dollars
 CAD              Canadian Dollars
 DKK              Danish Krone
 EUR              Euro
 GBP              British Pounds
 JPY              Japanese Yen
 NOK              Norwegian Krone
 NZD              New Zealand Dollars
 SEK              Swedish Krona
 SGD              Singapore Dollars
 USD              United States Dollars

Investment Footnotes

+    See Security Valuation Note within the Notes to
     Schedules of Investments.
++   Securities have generally been fair valued. See
     Security Valuation Note within the Notes to
     Schedules of Investments.
**   Calculated as a percentage of total net assets.
     Percentages shown parenthetically next to the
     category headings have been calculated as a
     percentage of total investments. "Other Securities"
     are those securities that are not among the top 50
     holdings of the Fund or do not represent more than
     1.0% of the net assets of the Fund. Some of the
     individual securities within this category may
     include Total or Partial Securities on Loan and/or
     Non-Income Producing Securities.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
@    Security purchased with cash proceeds from
     Securities on Loan.
^    Denominated in USD, unless otherwise noted.
^^   See Federal Tax Cost Note within the Notes to
     Schedules of Investments.
o    Security is being fair valued as of January 31, 2015.
-- Amounts designated as -- are either zero or rounded to zero.
(S)  Affiliated Fund.
## Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors.
     The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(f)  Security pledged as collateral for the Open Futures
     Contracts.
(p)  Security pledged as collateral for Swap Agreements.
(r) The adjustable/variable rate shown is effective as of January 31, 2015.
(c)  Pre-refunded bonds are collateralized by U.S.
     Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate
     (such as the prime interest rate).

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
___________________________________________________________

CPI  Consumer Price Index

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
 BONDS -- (37.4%)

 AUSTRALIA -- (0.4%)
 Rio Tinto Finance USA, Ltd.
      2.250%, 09/20/16.................................... $1,000  $ 1,019,804
                                                                   -----------
 CANADA -- (7.3%)
 Export Development Canada
      1.250%, 10/26/16....................................  3,135    3,173,285
 Ontario, Province of Canada
      1.000%, 07/22/16....................................  4,000    4,027,520
      1.600%, 09/21/16....................................  2,000    2,032,128
 Quebec, Province of Canada
      5.125%, 11/14/16....................................  1,000    1,079,542
 Royal Bank of Canada
      1.450%, 09/09/16....................................  1,000    1,010,775
 Toronto-Dominion Bank (The)
      2.375%, 10/19/16....................................  5,900    6,059,371
 TransCanada PipeLines, Ltd.
      3.400%, 06/01/15....................................  1,500    1,514,857
                                                                   -----------
 TOTAL CANADA.............................................          18,897,478
                                                                   -----------
 FINLAND -- (1.2%)
 Municipality Finance P.L.C.
      2.375%, 05/16/16....................................  3,000    3,074,544
                                                                   -----------
 FRANCE -- (0.4%)
 Caisse des Depots et Consignations
      0.875%, 11/07/16....................................  1,000    1,003,820
                                                                   -----------
 JAPAN -- (0.6%)
 Nomura Holdings, Inc.
      2.000%, 09/13/16....................................    540      545,823
 Sumitomo Mitsui Banking Corp.
      2.650%, 01/12/17....................................  1,000    1,025,298
                                                                   -----------
 TOTAL JAPAN..............................................           1,571,121
                                                                   -----------
 NETHERLANDS -- (2.3%)
 Bank Nederlandse Gemeenten NV
      1.125%, 09/12/16....................................  5,000    5,042,950
 Deutsche Telekom International Finance BV
      5.750%, 03/23/16....................................    880      928,125
                                                                   -----------
 TOTAL NETHERLANDS........................................           5,971,075
                                                                   -----------
 NORWAY -- (1.9%)
 Kommunalbanken A.S.
      0.875%, 10/03/16....................................  5,000    5,024,680
                                                                   -----------
 SPAIN -- (0.2%)
 Telefonica Emisiones SAU
      6.421%, 06/20/16....................................    584      626,284
                                                                   -----------

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
 SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (5.9%)
 Council Of Europe Development Bank
      1.250%, 09/22/16.................................... $5,000  $ 5,059,760
 European Bank for Reconstruction & Development
      1.375%, 10/20/16....................................  4,000    4,069,756
 European Investment Bank
      1.250%, 10/14/16....................................  5,000    5,063,645
 Inter-American Development Bank
      0.875%, 11/15/16....................................  1,000    1,005,910
                                                                   -----------
 TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.............          15,199,071
                                                                   -----------
 SWEDEN -- (0.9%)
 Svenska Handelsbanken AB
      3.125%, 07/12/16....................................  2,391    2,474,424
                                                                   -----------
 UNITED KINGDOM -- (1.9%)
 Barclays Bank P.L.C.
      5.000%, 09/22/16....................................  1,000    1,065,983
 Ensco P.L.C.
      3.250%, 03/15/16....................................  1,155    1,174,659
 Network Rail Infrastructure Finance P.L.C.
      1.250%, 08/31/16....................................  2,000    2,023,358
 Royal Bank of Scotland Group P.L.C.
      2.550%, 09/18/15....................................    700      707,016
                                                                   -----------
 TOTAL UNITED KINGDOM.....................................           4,971,016
                                                                   -----------
 UNITED STATES -- (14.4%)
 Amgen, Inc.
      2.500%, 11/15/16....................................  1,535    1,575,390
 Anadarko Petroleum Corp.
      5.950%, 09/15/16....................................  1,000    1,069,597
 AT&T, Inc.
      2.950%, 05/15/16....................................  1,489    1,528,155
 Bank of America Corp.
      3.625%, 03/17/16....................................  1,000    1,028,973
 Baxter International, Inc.
      5.900%, 09/01/16....................................  1,000    1,078,015
 Boston Scientific Corp.
      6.400%, 06/15/16....................................  1,000    1,068,847
 Cigna Corp.
      2.750%, 11/15/16....................................    725      747,202
 Citigroup, Inc.
      1.300%, 04/01/16....................................  1,000    1,003,791
 Comerica, Inc.
      3.000%, 09/16/15....................................  1,000    1,013,834
 Constellation Energy Group, Inc.
      4.550%, 06/15/15....................................  1,000    1,015,401

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                        ---------- ------------
UNITED STATES -- (Continued)
Daimler Finance North America LLC
     1.450%, 08/01/16.................................. $    1,000 $  1,007,688
Ecolab, Inc.
     3.000%, 12/08/16..................................        622      644,327
EOG Resources, Inc.
     2.500%, 02/01/16..................................      1,000    1,016,441
Express Scripts Holding Co.
     2.100%, 02/12/15..................................      1,000    1,000,362
Ford Motor Credit Co. LLC
     3.984%, 06/15/16..................................      1,000    1,035,812
General Electric Capital Corp.
     5.375%, 10/20/16..................................      1,000    1,075,983
Hewlett-Packard Co.
     3.000%, 09/15/16..................................      1,000    1,029,574
HSBC USA, Inc.
     2.375%, 02/13/15..................................      1,000    1,000,621
International Paper Co.
     5.300%, 04/01/15..................................        517      520,926
Johnson Controls, Inc.
     5.500%, 01/15/16..................................      1,000    1,044,900
JPMorgan Chase & Co.
     1.125%, 02/26/16..................................      1,500    1,503,478
Lorillard Tobacco Co.
     3.500%, 08/04/16..................................        800      825,700
Mattel, Inc.
     2.500%, 11/01/16..................................      1,000    1,018,854
MetLife, Inc.
     6.750%, 06/01/16..................................      1,000    1,077,074
Mondelez International, Inc.
     4.125%, 02/09/16..................................        689      710,817
Morgan Stanley
     5.750%, 10/18/16..................................      1,000    1,072,863
NextEra Energy Capital Holdings, Inc.
     1.200%, 06/01/15..................................      1,000    1,002,188
ONEOK Partners L.P.
     6.150%, 10/01/16..................................      1,000    1,066,314
Prudential Financial, Inc.
     3.000%, 05/12/16..................................        710      728,906
Quest Diagnostics, Inc.
     3.200%, 04/01/16..................................        500      512,751
Scripps Networks Interactive, Inc.
#    2.700%, 12/15/16..................................      1,000    1,033,005
Stryker Corp.
     2.000%, 09/30/16..................................      1,000    1,020,028
Thermo Fisher Scientific, Inc.
     2.250%, 08/15/16..................................      1,000    1,017,637
Waste Management, Inc.
     2.600%, 09/01/16..................................        605      620,184
Wells Fargo & Co.
     3.676%, 06/15/16..................................      1,500    1,558,827

                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                        ---------- ------------
UNITED STATES -- (Continued)
Williams Partners L.P.
     3.800%, 02/15/15.................................. $    1,000 $  1,000,883
Xerox Corp.
     4.250%, 02/15/15..................................      1,000    1,001,298
                                                                   ------------
TOTAL UNITED STATES....................................              37,276,646
                                                                   ------------
TOTAL BONDS............................................              97,109,963
                                                                   ------------
AGENCY OBLIGATIONS -- (2.0%)
Federal Home Loan Bank
     0.625%, 10/14/16..................................      2,000    2,005,608
Federal National Mortgage Association
     5.250%, 09/15/16..................................      3,000    3,234,465
                                                                   ------------
TOTAL AGENCY OBLIGATIONS...............................               5,240,073
                                                                   ------------

                                                         SHARES
                                                        ----------
EXCHANGE-TRADED FUNDS -- (3.4%)

UNITED STATES -- (3.4%)
     SPDR S&P 500 ETF Trust............................     44,100    8,796,627
                                                                   ------------

                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                        ---------- ------------
U.S. TREASURY OBLIGATIONS -- (38.7%)
U.S. Treasury Notes
     4.625%, 11/15/16.................................. $   27,000   29,029,212
#    0.500%, 11/30/16..................................     39,000   39,067,041
#(f) 0.875%, 12/31/16..................................     32,000   32,247,488
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS........................             100,343,741
                                                                   ------------

                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                          (000)
                                                        ----------
SECURITIES LENDING COLLATERAL -- (18.5%)
(S)@  DFA Short Term Investment Fund...................  4,153,108   48,051,460
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $254,397,824)^^.................................            $259,541,864
                                                                   ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                -----------  ------------ ------- ------------
Bonds
   Australia...................          --  $  1,019,804   --    $  1,019,804
   Canada......................          --    18,897,478   --      18,897,478
   Finland.....................          --     3,074,544   --       3,074,544
   France......................          --     1,003,820   --       1,003,820
   Japan.......................          --     1,571,121   --       1,571,121
   Netherlands.................          --     5,971,075   --       5,971,075
   Norway......................          --     5,024,680   --       5,024,680
   Spain.......................          --       626,284   --         626,284
   Supranational Organization
     Obligations...............          --    15,199,071   --      15,199,071
   Sweden......................          --     2,474,424   --       2,474,424
   United Kingdom..............          --     4,971,016   --       4,971,016
   United States...............          --    37,276,646   --      37,276,646
Agency Obligations.............          --     5,240,073   --       5,240,073
Exchange-Traded Funds.......... $ 8,796,627            --   --       8,796,627
U.S. Treasury Obligations......          --   100,343,741   --     100,343,741
Securities Lending Collateral..          --    48,051,460   --      48,051,460
Futures Contracts**............  (3,980,154)           --   --      (3,980,154)
Forward Currency Contracts**...          --        42,378   --          42,378
                                -----------  ------------   --    ------------
TOTAL.......................... $ 4,816,473  $250,787,615   --    $255,604,088
                                ===========  ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                        U.S. LARGE CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                    VALUE+
                                                                ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company..................................... $14,869,528,854
                                                                ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $10,250,841,425)^^.................................. $14,869,528,854
                                                                ===============

Summary of the Portfolio's Master Fund's investments as of January 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                         U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                        SHARES    VALUE+
                                                        ------- -----------
COMMON STOCKS -- (84.2%)

Consumer Discretionary -- (12.3%)
*   1-800-Flowers.com, Inc. Class A.................... 193,518 $ 1,526,857
    Aaron's, Inc....................................... 215,498   6,822,667
#   Abercrombie & Fitch Co. Class A.................... 174,592   4,455,588
*   AG&E Holdings, Inc.................................  22,378      16,336
    AH Belo Corp. Class A..............................  96,709     872,315
*   Ambassadors Group, Inc.............................   7,665      19,316
    AMCON Distributing Co..............................     850      69,063
#*  America's Car-Mart, Inc............................  54,670   2,903,524
#   American Eagle Outfitters, Inc..................... 399,749   5,612,476
*   American Public Education, Inc.....................  18,716     628,296
*   Apollo Education Group, Inc. Class A...............  78,575   1,984,804
    Arctic Cat, Inc....................................   7,505     252,318
    Ark Restaurants Corp...............................  11,690     287,925
#*  Ascena Retail Group, Inc...........................  87,222   1,008,286
#*  Ascent Capital Group, Inc. Class A.................  61,337   2,595,168
*   Ballantyne Strong, Inc.............................  68,354     279,568
#*  Barnes & Noble, Inc................................ 321,067   7,541,864
    Bassett Furniture Industries, Inc..................  51,875   1,152,663
    Beasley Broadcast Group, Inc. Class A..............  15,520      81,014
#   bebe stores, Inc................................... 430,654   1,541,741
*   Belmond, Ltd. Class A.............................. 477,974   5,252,934
    Big 5 Sporting Goods Corp.......................... 114,346   1,361,861
*   Biglari Holdings, Inc..............................   9,616   3,980,736
#*  BJ's Restaurants, Inc.............................. 108,525   4,806,572
#   Bob Evans Farms, Inc...............................  93,587   5,275,499
#*  Books-A-Million, Inc...............................  53,259     134,213
    Bowl America, Inc. Class A.........................  14,589     211,541
*   Bravo Brio Restaurant Group, Inc...................  22,471     295,494
#*  Bridgepoint Education, Inc......................... 103,777   1,024,279
#*  Bright Horizons Family Solutions, Inc..............  48,068   2,333,701
    Brown Shoe Co., Inc................................ 223,020   6,331,538
*   Build-A-Bear Workshop, Inc......................... 110,392   2,276,283
#*  Cabela's, Inc......................................  60,734   3,337,333
#   Callaway Golf Co................................... 344,701   2,812,760
*   Cambium Learning Group, Inc........................  44,277     111,135
*   Canterbury Park Holding Corp.......................   9,680      97,284
#*  Career Education Corp.............................. 229,667   1,281,542
#   Carriage Services, Inc.............................  79,007   1,722,353
*   Carrols Restaurant Group, Inc......................  83,762     666,746
    Cato Corp. (The) Class A...........................  90,758   3,848,139
*   Cavco Industries, Inc..............................  36,426   2,677,675
#*  Central European Media Enterprises, Ltd. Class A...  60,346     156,900
#*  Charles & Colvard, Ltd.............................  35,582      64,048
#   Chico's FAS, Inc................................... 644,999  10,758,583
#   Children's Place, Inc. (The).......................  92,549   5,548,313
#*  Christopher & Banks Corp........................... 116,707     608,043
    Churchill Downs, Inc...............................  71,385   6,780,861
*   Citi Trends, Inc...................................  64,642   1,479,655
*   Coast Distribution System, Inc. (The)..............   1,305       4,515
    Collectors Universe, Inc...........................   4,645     109,158
    Columbia Sportswear Co............................. 110,068   4,677,890

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#*  Conn's, Inc........................................ 100,646 $ 1,584,168
    Cooper Tire & Rubber Co............................ 249,983   8,696,909
#*  Cooper-Standard Holding, Inc.......................   3,181     166,207
    Core-Mark Holding Co., Inc......................... 124,712   8,315,796
#*  Crocs, Inc......................................... 335,408   3,555,325
    CSS Industries, Inc................................  17,513     476,354
    Culp, Inc..........................................  40,051     804,625
#*  Cumulus Media, Inc. Class A........................ 536,761   1,867,928
#   Dana Holding Corp.................................. 119,603   2,496,115
#   Darden Restaurants, Inc............................ 240,885  14,785,521
*   Del Frisco's Restaurant Group, Inc.................  18,945     375,679
#*  Delta Apparel, Inc.................................  33,047     305,685
    Destination Maternity Corp.........................   6,542     100,158
#*  Destination XL Group, Inc.......................... 200,407   1,018,068
    DeVry Education Group, Inc......................... 260,513  11,048,356
#   Dillard's, Inc. Class A............................ 211,147  23,986,299
    DineEquity, Inc....................................  84,469   9,017,066
#*  Dixie Group, Inc. (The)............................  38,638     312,195
*   Dover Downs Gaming & Entertainment, Inc............  10,192       9,148
    Dover Motorsports, Inc.............................  16,790      44,326
#*  DreamWorks Animation SKG, Inc. Class A............. 267,493   4,994,094
    Educational Development Corp.......................   2,346       9,689
*   Eldorado Resorts, Inc..............................  27,750     110,029
    Emerson Radio Corp.................................  89,291      92,863
*   Emmis Communications Corp. Class A.................  15,418      30,990
#*  Entercom Communications Corp. Class A..............  54,499     630,553
#   Escalade, Inc......................................   9,081     138,394
#   Ethan Allen Interiors, Inc......................... 116,195   3,162,828
*   EVINE Live, Inc....................................  65,594     411,274
#*  EW Scripps Co. (The) Class A....................... 251,388   4,959,885
#*  Federal-Mogul Holdings Corp........................ 191,402   2,589,669
    Finish Line, Inc. (The) Class A.................... 204,425   4,824,430
    Flanigan's Enterprises, Inc........................   2,074      79,331
    Flexsteel Industries, Inc..........................  26,928     802,454
#   Foot Locker, Inc................................... 103,578   5,512,421
#   Fred's, Inc. Class A............................... 190,447   3,161,420
    Frisch's Restaurants, Inc..........................  11,626     322,040
#*  FTD Cos., Inc...................................... 120,562   4,129,248
#*  Fuel Systems Solutions, Inc........................  90,801     975,203
*   Full House Resorts, Inc............................  14,620      20,029
#*  G-III Apparel Group, Ltd...........................  66,973   6,509,776
*   Gaiam, Inc. Class A................................  49,050     359,046
#   GameStop Corp. Class A............................. 635,798  22,411,879
#*  Gaming Partners International Corp.................  17,120     141,925
    Gannett Co., Inc................................... 529,452  16,418,307
*   Geeknet, Inc.......................................     560       4,390
*   Genesco, Inc....................................... 102,925   7,353,991
    Graham Holdings Co. Class B........................  31,543  29,502,799
*   Gray Television, Inc............................... 333,110   3,151,221
    Group 1 Automotive, Inc............................ 165,440  13,299,722
#   Guess?, Inc........................................ 162,611   3,053,835
    Harte-Hanks, Inc................................... 244,932   1,780,656
    Haverty Furniture Cos., Inc........................ 106,089   2,591,754

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
    Haverty Furniture Cos., Inc. Class A...............     844 $    20,957
*   Helen of Troy, Ltd................................. 162,968  12,258,453
#*  Hemisphere Media Group, Inc........................   1,861      23,225
#*  hhgregg, Inc....................................... 125,798     690,631
    Hooker Furniture Corp..............................  54,414     981,629
#*  Iconix Brand Group, Inc............................ 354,283  11,776,367
*   Insignia Systems, Inc..............................   3,334      10,669
#   International Speedway Corp. Class A............... 128,222   3,729,978
    Interval Leisure Group, Inc........................  17,431     402,307
*   Isle of Capri Casinos, Inc......................... 134,509   1,377,372
#*  JAKKS Pacific, Inc.................................  54,360     327,247
#*  JC Penney Co., Inc................................. 138,300   1,005,441
    John Wiley & Sons, Inc. Class A....................  31,827   1,972,001
    Johnson Outdoors, Inc. Class A.....................  30,269     908,070
*   Journal Communications, Inc. Class A............... 314,796   3,163,700
*   K12, Inc...........................................  69,371     986,456
#   KB Home............................................  47,947     597,420
#*  Kirkland's, Inc....................................  89,444   2,081,362
    La-Z-Boy, Inc...................................... 254,916   6,803,708
#*  Lakeland Industries, Inc...........................  27,527     233,980
#*  Lands' End, Inc....................................   2,034      70,559
#*  LeapFrog Enterprises, Inc..........................  80,035     190,483
    Lear Corp.......................................... 285,105  28,610,287
*   Lee Enterprises, Inc...............................  30,161      88,975
    Lennar Corp. Class B...............................  57,722   2,084,341
*   Liberty TripAdvisor Holdings, Inc. Class A......... 126,318   3,024,053
*   Liberty Ventures Series A..........................  61,674   2,303,524
#*  Life Time Fitness, Inc............................. 156,093   8,533,604
#   Lifetime Brands, Inc...............................  58,138     917,418
#   Lincoln Educational Services Corp..................  38,993     101,382
    Lithia Motors, Inc. Class A........................  26,525   2,246,667
*   Live Nation Entertainment, Inc..................... 901,363  21,425,399
*   Loral Space & Communications, Inc..................  34,834   2,504,913
*   Luby's, Inc........................................ 122,762     599,079
#*  M/I Homes, Inc..................................... 101,830   2,101,771
*   Madison Square Garden Co. (The) Class A............  47,013   3,561,235
    Marcus Corp. (The)................................. 106,855   2,015,285
#*  MarineMax, Inc..................................... 133,003   3,392,907
    Marriott Vacations Worldwide Corp.................. 138,114  10,565,721
*   McClatchy Co. (The) Class A........................ 204,980     514,500
#   MDC Holdings, Inc.................................. 200,266   5,006,650
#*  Media General, Inc.................................  21,681     310,038
#   Men's Wearhouse, Inc. (The)........................ 276,271  12,838,313
#   Meredith Corp...................................... 159,565   8,306,954
#*  Meritage Homes Corp................................ 152,537   5,553,872
*   Modine Manufacturing Co............................ 216,890   2,643,889
*   Monarch Casino & Resort, Inc.......................  41,176     712,345
#*  Motorcar Parts of America, Inc.....................  43,220   1,128,906
    Movado Group, Inc..................................  87,835   2,110,675
*   Murphy USA, Inc....................................  43,963   3,069,057
    NACCO Industries, Inc. Class A.....................  33,768   1,858,928
*   Nautilus, Inc......................................   3,766      53,628
*   New York & Co., Inc................................ 198,583     456,741

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Consumer Discretionary -- (Continued)
#   New York Times Co. (The) Class A...................   458,183 $ 5,768,524
#*  Office Depot, Inc.................................. 1,469,615  11,169,074
*   P&F Industries, Inc. Class A.......................     1,458      11,081
#*  Pacific Sunwear of California, Inc.................   106,313     292,361
#*  Penn National Gaming, Inc..........................   138,702   2,076,369
    Penske Automotive Group, Inc.......................   302,080  14,605,568
#*  Pep Boys-Manny, Moe & Jack (The)...................   274,328   2,312,585
*   Perfumania Holdings, Inc...........................    13,797      77,884
*   Perry Ellis International, Inc.....................    82,106   1,963,154
#*  Pinnacle Entertainment, Inc........................   144,245   3,050,782
    PulteGroup, Inc.................................... 1,118,270  23,025,179
#*  Quiksilver, Inc....................................   733,047   1,370,798
#*  Radio One, Inc. Class D............................    26,961      50,687
*   RCI Hospitality Holdings, Inc......................    50,022     487,715
#*  Reading International, Inc. Class A................     8,787     106,235
*   Red Lion Hotels Corp...............................    90,325     579,887
*   Red Robin Gourmet Burgers, Inc.....................    43,605   3,379,387
*   Regis Corp.........................................   298,372   4,699,359
    Remy International, Inc............................     3,804      80,911
#   Rent-A-Center, Inc.................................   325,902  11,171,921
    Rocky Brands, Inc..................................    34,614     474,558
#*  Ruby Tuesday, Inc..................................   337,423   2,031,286
#   Ryland Group, Inc. (The)...........................   191,185   7,676,078
#   Saga Communications, Inc. Class A..................    16,461     669,469
#   Salem Communications Corp. Class A.................    32,651     227,577
#   Scholastic Corp....................................   150,930   5,551,205
#*  Scientific Games Corp. Class A.....................    31,814     375,723
#   Service Corp. International........................   819,526  18,545,873
#*  Shiloh Industries, Inc.............................    58,393     714,146
    Shoe Carnival, Inc.................................   103,151   2,395,166
#*  Shutterfly, Inc....................................    63,723   2,795,528
    Signet Jewelers, Ltd...............................     8,119     983,292
#*  Sizmek, Inc........................................   115,434     687,987
#*  Skechers U.S.A., Inc. Class A......................   268,478  16,202,647
*   Skullcandy, Inc....................................    92,960     931,459
*   Skyline Corp.......................................    27,646     103,673
#   Sonic Automotive, Inc. Class A.....................   196,388   4,837,036
*   Spanish Broadcasting System, Inc. Class A..........    16,642      44,101
    Spartan Motors, Inc................................   157,816     822,221
#   Speedway Motorsports, Inc..........................   190,470   4,245,576
#   Stage Stores, Inc..................................   175,507   3,510,140
#   Standard Motor Products, Inc.......................   160,707   5,859,377
#*  Standard Pacific Corp..............................   755,070   5,300,591
*   Stanley Furniture Co., Inc.........................    49,285     145,884
    Stein Mart, Inc....................................   192,592   2,650,066
*   Steiner Leisure, Ltd...............................    12,067     526,363
#*  Stoneridge, Inc....................................   104,607   1,320,140
#   Strattec Security Corp.............................    13,978     880,614
#   Superior Industries International, Inc.............   152,418   2,781,628
    Superior Uniform Group, Inc........................    12,200     462,990
    Sypris Solutions, Inc..............................    58,417     139,909
#*  Systemax, Inc......................................    66,689     871,625
    Tandy Leather Factory, Inc.........................    74,640     637,426

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Consumer Discretionary -- (Continued)
#*  Tilly's, Inc. Class A..............................    11,383 $    156,402
#   Time, Inc..........................................   283,548    7,100,042
*   Toll Brothers, Inc.................................   648,223   22,441,480
    Trans World Entertainment Corp.....................    56,939      197,578
#*  TRI Pointe Homes, Inc..............................   196,541    2,816,433
#*  Tuesday Morning Corp...............................   168,103    2,975,423
*   Unifi, Inc.........................................    96,247    3,102,041
*   Universal Electronics, Inc.........................    60,096    3,830,519
    Universal Technical Institute, Inc.................    13,677      111,741
    Vail Resorts, Inc..................................    21,041    1,846,558
    Value Line, Inc....................................     1,421       21,557
#*  Vitamin Shoppe, Inc................................   130,152    5,501,525
#*  VOXX International Corp............................   100,744      805,952
#   Wendy's Co. (The).................................. 2,361,897   24,894,394
*   West Marine, Inc...................................   115,748    1,388,976
    Weyco Group, Inc...................................    21,410      578,498
#*  William Lyon Homes Class A.........................    34,290      654,253
#   Wolverine World Wide, Inc..........................   314,728    8,859,593
*   Zagg, Inc..........................................    35,485      213,975
#*  Zumiez, Inc........................................    77,595    2,893,518
                                                                  ------------
Total Consumer Discretionary...........................            812,505,791
                                                                  ------------
Consumer Staples -- (2.6%)
#   Alico, Inc.........................................    17,530      833,376
*   Alliance One International, Inc....................   444,232      466,444
    Andersons, Inc. (The)..............................   169,476    7,623,030
#*  Boulder Brands, Inc................................   280,158    2,809,985
*   Bridgford Foods Corp...............................     1,048        8,431
#   Cal-Maine Foods, Inc...............................    86,038    3,015,632
    Casey's General Stores, Inc........................   103,103    9,413,304
*   CCA Industries, Inc................................    24,286       85,001
*   Central Garden and Pet Co..........................    79,373      670,702
#*  Central Garden and Pet Co. Class A.................   193,017    1,756,455
#   Coca-Cola Bottling Co. Consolidated................    21,339    2,081,406
#*  Craft Brew Alliance, Inc...........................    68,951      820,517
*   Darling Ingredients, Inc...........................   315,116    5,350,670
#   Dean Foods Co......................................   378,173    6,852,495
#*  Diamond Foods, Inc.................................    19,481      478,843
    Energizer Holdings, Inc............................    62,738    8,031,091
*   Farmer Bros. Co....................................    21,763      650,931
    Fresh Del Monte Produce, Inc.......................   310,620   10,446,151
    Golden Enterprises, Inc............................    17,103       61,400
    Ingles Markets, Inc. Class A.......................    62,571    2,668,653
#   Ingredion, Inc.....................................   271,476   21,891,825
    Inter Parfums, Inc.................................   106,862    2,687,579
#   John B. Sanfilippo & Son, Inc......................    38,315    1,397,348
#*  Landec Corp........................................   140,041    1,788,324
    Limoneira Co.......................................    16,887      351,250
*   Mannatech, Inc.....................................     5,132       95,968
    MGP Ingredients, Inc...............................    58,272      924,194
#*  Natural Alternatives International, Inc............    18,397       97,872
*   Nutraceutical International Corp...................    57,498    1,123,511
#   Oil-Dri Corp. of America...........................    20,822      637,570

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Consumer Staples -- (Continued)
*   Omega Protein Corp.................................   111,384 $  1,173,987
#   Orchids Paper Products Co..........................    28,300      771,741
*   Pantry, Inc. (The).................................   109,950    4,057,155
#   Pilgrim's Pride Corp...............................   177,863    4,828,980
    Pinnacle Foods, Inc................................   269,571    9,696,469
#*  Post Holdings, Inc.................................   183,305    8,661,161
#*  Reliv International, Inc...........................       600          726
#   Sanderson Farms, Inc...............................    97,014    7,757,239
*   Seaboard Corp......................................     1,712    6,548,383
*   Seneca Foods Corp. Class A.........................    35,712      924,226
*   Seneca Foods Corp. Class B.........................       189        6,663
#   Snyder's-Lance, Inc................................   158,700    4,616,583
    SpartanNash Co.....................................   194,311    5,005,451
    Spectrum Brands Holdings, Inc......................    59,554    5,340,803
*   TreeHouse Foods, Inc...............................    54,296    4,924,647
#   Universal Corp.....................................   123,817    4,972,491
    Village Super Market, Inc. Class A.................    21,275      616,337
    Weis Markets, Inc..................................    83,400    3,822,222
                                                                  ------------
Total Consumer Staples.................................            168,845,222
                                                                  ------------
Energy -- (5.7%)
    Adams Resources & Energy, Inc......................    17,359    1,007,516
#   Alon USA Energy, Inc...............................   296,246    3,578,652
#*  Alpha Natural Resources, Inc....................... 1,178,592    1,225,736
#*  Approach Resources, Inc............................    87,580      549,127
#   Arch Coal, Inc.....................................   477,446      442,736
#   Atwood Oceanics, Inc...............................    95,196    2,720,702
*   Barnwell Industries, Inc...........................    21,188       60,916
#*  Basic Energy Services, Inc.........................   241,952    1,422,678
#*  Bill Barrett Corp..................................   259,577    2,647,685
#*  Bonanza Creek Energy, Inc..........................   154,606    4,032,124
#   Bristow Group, Inc.................................   161,348    8,988,697
#*  C&J Energy Services, Inc...........................   220,342    2,269,523
*   Callon Petroleum Co................................   160,144      872,785
#*  Carrizo Oil & Gas, Inc.............................   131,837    5,945,849
#*  Clayton Williams Energy, Inc.......................    34,711    1,940,345
#*  Cloud Peak Energy, Inc.............................   235,990    1,602,372
#   Comstock Resources, Inc............................   277,161    1,119,730
#*  Contango Oil & Gas Co..............................    41,352    1,243,455
#   CVR Energy, Inc....................................    54,497    2,088,325
    Dawson Geophysical Co..............................    47,151      508,759
    Delek US Holdings, Inc.............................   261,378    8,063,511
#   Denbury Resources, Inc.............................   896,480    6,185,712
#   DHT Holdings, Inc..................................    17,450      128,257
#   Diamond Offshore Drilling, Inc.....................   299,972    9,458,117
#*  Emerald Oil, Inc...................................   139,961      115,188
#   Energy XXI, Ltd....................................   207,749      610,782
*   ENGlobal Corp......................................    46,727       84,109
    EnLink Midstream LLC...............................   110,255    3,488,468
*   Era Group, Inc.....................................   102,587    2,310,259
*   Escalera Resources Co..............................    43,352       19,114
#   Exterran Holdings, Inc.............................   371,091   10,060,277
*   Forum Energy Technologies, Inc.....................    60,043      927,664

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Energy -- (Continued)
#   GasLog, Ltd........................................   257,234 $ 4,499,023
#*  Gastar Exploration, Inc............................   242,406     567,230
#   Green Plains, Inc..................................   181,915   4,258,630
    Gulf Island Fabrication, Inc.......................    73,674   1,220,778
#   Gulfmark Offshore, Inc. Class A....................   154,301   3,044,359
#*  Halcon Resources Corp..............................   245,900     344,260
#*  Harvest Natural Resources, Inc.....................   185,114     116,122
*   Helix Energy Solutions Group, Inc..................   568,915  10,678,535
#*  Hercules Offshore, Inc.............................   840,892     605,442
*   HKN, Inc...........................................     1,137      60,824
    HollyFrontier Corp.................................   209,535   7,526,497
#*  Hornbeck Offshore Services, Inc....................   193,454   4,294,679
#*  ION Geophysical Corp...............................   244,434     549,976
*   Key Energy Services, Inc...........................   537,341     902,733
#*  Matador Resources Co...............................   105,695   2,278,784
*   Matrix Service Co..................................   143,815   2,761,248
#*  McDermott International, Inc.......................   371,819     836,593
*   Mexco Energy Corp..................................     6,763      31,347
#*  Miller Energy Resources, Inc.......................    32,924      38,521
#*  Mitcham Industries, Inc............................    57,917     324,914
    Nabors Industries, Ltd............................. 1,097,257  12,629,428
*   Natural Gas Services Group, Inc....................    61,745   1,246,632
*   Newfield Exploration Co............................   451,661  13,450,465
#*  Newpark Resources, Inc.............................   524,786   4,534,151
#   Noble Corp. P.L.C..................................   626,915  10,168,561
#   Nordic American Tankers, Ltd.......................     3,000      30,360
#*  Northern Oil and Gas, Inc..........................   214,370   1,346,244
#*  Nuverra Environmental Solutions, Inc...............    25,263      56,336
#*  Oasis Petroleum, Inc...............................   183,692   2,468,820
*   Oil States International, Inc......................   105,139   4,318,059
#*  Overseas Shipholding Group, Inc....................   142,039     724,399
*   Pacific Drilling SA................................    33,011     109,927
#   Panhandle Oil and Gas, Inc. Class A................     9,108     190,722
#*  Parker Drilling Co.................................   658,047   1,783,307
    Patterson-UTI Energy, Inc..........................   740,622  12,709,074
    PBF Energy, Inc. Class A...........................   319,766   8,985,425
#*  PDC Energy, Inc....................................   187,492   8,613,382
#   Peabody Energy Corp................................   433,558   2,701,066
#*  Penn Virginia Corp.................................   369,181   1,801,603
#*  PetroQuest Energy, Inc.............................     3,108       9,106
#*  PHI, Inc. Non-Voting...............................    63,165   2,160,875
*   Pioneer Energy Services Corp.......................   336,370   1,392,572
*   PrimeEnergy Corp...................................       148       9,109
    QEP Resources, Inc.................................   476,536   9,635,558
#*  Renewable Energy Group, Inc........................   123,560   1,079,914
#*  Rex Energy Corp....................................   399,863   1,415,515
#*  Rosetta Resources, Inc.............................   177,721   3,033,697
#   Rowan Cos. P.L.C. Class A..........................   691,059  14,595,166
#*  SandRidge Energy, Inc..............................   822,466   1,159,677
#   Scorpio Tankers, Inc...............................   657,877   5,177,492
#*  SEACOR Holdings, Inc...............................   106,689   7,676,274
    SemGroup Corp. Class A.............................    48,770   3,283,684
#*  Seventy Seven Energy, Inc..........................    59,580     235,341

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Energy -- (Continued)
#   Ship Finance International, Ltd.................... 271,698 $  3,773,885
#   SM Energy Co....................................... 164,815    6,233,303
#*  Steel Excel, Inc...................................  42,674    1,021,616
#*  Stone Energy Corp.................................. 232,879    3,278,936
    Superior Energy Services, Inc...................... 633,713   12,674,260
#*  Swift Energy Co.................................... 231,376      492,831
#   Tesco Corp......................................... 120,771    1,236,695
    Tesoro Corp........................................ 315,473   25,783,608
#*  TETRA Technologies, Inc............................ 418,348    2,066,639
#*  TGC Industries, Inc................................  36,617       73,234
#   Tidewater, Inc..................................... 305,591    8,941,593
#*  Triangle Petroleum Corp............................ 348,017    1,827,089
*   Unit Corp.......................................... 226,934    6,758,095
#*  Vaalco Energy, Inc................................. 266,869    1,478,454
#   W&T Offshore, Inc.................................. 227,750    1,152,415
#*  Warren Resources, Inc.............................. 280,434      294,456
    Western Refining, Inc.............................. 415,534   15,428,777
*   Whiting Petroleum Corp.............................  80,342    2,411,867
*   Willbros Group, Inc................................ 320,389    1,787,771
    World Fuel Services Corp...........................  13,368      654,631
#*  WPX Energy, Inc.................................... 548,538    5,847,415
                                                                ------------
Total Energy...........................................          372,609,176
                                                                ------------
Financials -- (22.1%)
*   1st Constitution Bancorp...........................     964       10,604
#   1st Source Corp....................................  99,105    2,946,392
#   Access National Corp...............................  18,017      321,784
#   Alexander & Baldwin, Inc........................... 216,310    8,276,021
*   Alleghany Corp.....................................  44,115   19,502,800
    Alliance Bancorp, Inc. of Pennsylvania.............   1,413       24,671
    Allied World Assurance Co. Holdings AG............. 518,010   20,031,447
#*  Ambac Financial Group, Inc......................... 144,279    3,527,622
    American Equity Investment Life Holding Co......... 332,724    8,487,789
    American Financial Group, Inc...................... 465,774   27,033,523
*   American Independence Corp.........................     360        3,992
#   American National Bankshares, Inc..................  22,941      493,690
    American National Insurance Co.....................  48,985    5,096,399
*   American River Bankshares..........................   7,244       71,571
    Ameris Bancorp..................................... 111,456    2,689,433
    AMERISAFE, Inc..................................... 105,756    4,304,269
    AmeriServ Financial, Inc...........................  36,909      110,358
#   Amtrust Financial Services, Inc....................  31,812    1,610,323
#*  Anchor Bancorp, Inc................................   1,550       33,310
*   Arch Capital Group, Ltd............................ 186,887   10,833,839
    Argo Group International Holdings, Ltd............. 160,766    8,599,373
    Arrow Financial Corp...............................   1,561       39,915
    Aspen Insurance Holdings, Ltd...................... 389,738   16,883,450
#   Associated Banc-Corp............................... 656,222   11,031,092
    Assurant, Inc...................................... 471,974   29,975,069
    Assured Guaranty, Ltd.............................. 677,335   16,540,521
*   Asta Funding, Inc..................................  60,415      512,923
#   Astoria Financial Corp............................. 508,927    6,224,177
    Atlantic American Corp.............................     864        3,447

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
#*  Atlantic Coast Financial Corp......................   7,633 $    29,616
#*  Atlanticus Holdings Corp...........................  66,128     169,288
    Auburn National Bancorporation, Inc................     692      16,262
#*  AV Homes, Inc......................................  44,952     673,830
    Axis Capital Holdings, Ltd......................... 606,646  30,878,281
    Baldwin & Lyons, Inc. Class A......................     453      10,713
    Baldwin & Lyons, Inc. Class B......................  23,954     553,337
#   Banc of California, Inc............................  24,903     255,256
#   Bancfirst Corp.....................................  35,471   2,045,258
    Bancorp of New Jersey, Inc.........................     500       5,400
#*  Bancorp, Inc. (The)................................ 146,000   1,243,920
#   BancorpSouth, Inc.................................. 407,335   8,085,600
    Bank Mutual Corp................................... 172,880   1,101,246
    Bank of Commerce Holdings..........................  10,313      58,784
    Bank of Kentucky Financial Corp (The)..............   4,907     218,067
    BankFinancial Corp................................. 106,520   1,204,741
    Banner Corp........................................ 106,937   4,318,116
    Bar Harbor Bankshares..............................  13,370     410,459
    BBCN Bancorp, Inc.................................. 339,809   4,400,527
    BCB Bancorp, Inc...................................   7,412      86,053
#*  Bear State Financial, Inc..........................   4,812      52,066
#*  Beneficial Bancorp, Inc............................  27,032     291,675
    Berkshire Hills Bancorp, Inc....................... 107,586   2,678,891
#   BOK Financial Corp.................................  61,951   3,352,169
#   Boston Private Financial Holdings, Inc............. 379,688   4,176,568
    Bridge Bancorp, Inc................................   9,673     238,730
*   Bridge Capital Holdings............................   3,660      79,971
#   Brookline Bancorp, Inc............................. 302,532   2,904,307
#   Bryn Mawr Bank Corp................................  38,379   1,118,748
    C&F Financial Corp.................................   7,164     252,818
    Calamos Asset Management, Inc. Class A.............  87,224   1,094,661
    California First National Bancorp..................   4,450      61,410
#   Camden National Corp...............................  13,040     484,566
#   Cape Bancorp, Inc..................................   6,624      57,165
*   Capital Bank Financial Corp. Class A...............  39,069     954,065
#   Capital City Bank Group, Inc.......................  69,431   1,041,465
#   Capitol Federal Financial, Inc..................... 565,020   7,040,149
    Cardinal Financial Corp............................ 155,459   2,768,725
*   Carolina Bank Holdings, Inc........................     600       5,880
*   Cascade Bancorp.................................... 138,375     639,292
#   Cash America International, Inc.................... 110,735   2,303,288
    Cathay General Bancorp............................. 371,944   8,885,742
#   Centerstate Banks, Inc............................. 118,765   1,307,603
#   Central Pacific Financial Corp.....................  73,805   1,548,429
#   Century Bancorp, Inc. Class A......................   4,650     180,327
    Chemical Financial Corp............................ 118,488   3,360,320
    Chemung Financial Corp.............................     681      18,537
#   Chicopee Bancorp, Inc..............................   4,960      81,642
    Citizens Community Bancorp, Inc....................   6,617      60,314
    Citizens Holding Co................................   1,603      29,848
#*  Citizens, Inc......................................  93,430     674,565
#   City Holding Co....................................  48,910   2,070,360
    Clifton Bancorp, Inc...............................   2,614      34,662

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#   CNB Financial Corp.................................    13,673 $   232,441
    CNO Financial Group, Inc........................... 1,174,038  18,221,070
#   CoBiz Financial, Inc...............................   161,694   1,762,465
    Codorus Valley Bancorp, Inc........................     1,593      31,972
*   Colonial Financial Services, Inc...................     1,717      22,759
    Columbia Banking System, Inc.......................   235,556   5,990,189
#   Community Bank System, Inc.........................   171,789   5,777,264
#   Community Trust Bancorp, Inc.......................    77,676   2,453,008
    Community West Bancshares..........................     5,040      34,020
    ConnectOne Bancorp, Inc............................    45,264     832,858
#   Consolidated-Tomoka Land Co........................    14,495     790,702
*   Consumer Portfolio Services, Inc...................    65,639     367,578
#*  Cowen Group, Inc. Class A..........................   404,562   1,682,978
#*  Customers Bancorp, Inc.............................    41,885     823,040
#   CVB Financial Corp.................................   417,672   6,102,188
    Dime Community Bancshares, Inc.....................   188,788   2,786,511
    Donegal Group, Inc. Class A........................    85,594   1,368,648
#*  Doral Financial Corp...............................     1,812       5,219
*   E*TRADE Financial Corp............................. 1,273,573  29,355,858
    Eagle Bancorp Montana, Inc.........................       600       6,564
    EMC Insurance Group, Inc...........................    55,664   1,795,721
    Employers Holdings, Inc............................   127,121   2,644,117
#*  Encore Capital Group, Inc..........................   100,080   3,724,978
#   Endurance Specialty Holdings, Ltd..................   247,707  15,139,852
*   Enova International, Inc...........................    70,094   1,349,309
*   Enstar Group, Ltd..................................    26,086   3,520,827
#   Enterprise Bancorp, Inc............................     7,936     162,291
    Enterprise Financial Services Corp.................    56,672   1,083,002
#   ESB Financial Corp.................................    51,024     852,611
    ESSA Bancorp, Inc..................................    35,328     429,235
    Evans Bancorp, Inc.................................       615      14,545
#   EverBank Financial Corp............................   313,642   5,473,053
    Everest Re Group, Ltd..............................   134,062  22,975,546
#*  Ezcorp, Inc. Class A...............................    81,924     844,636
*   Farmers Capital Bank Corp..........................     8,817     196,972
    FBL Financial Group, Inc. Class A..................   134,590   7,024,252
    Federal Agricultural Mortgage Corp. Class A........       300       6,825
    Federal Agricultural Mortgage Corp. Class C........    60,117   1,656,223
    Federated National Holding Co......................    28,190     820,611
    Fidelity Southern Corp.............................    37,771     577,519
    Financial Institutions, Inc........................    41,359     911,139
#*  First Acceptance Corp..............................    86,504     201,554
#   First American Financial Corp......................   422,170  14,362,223
#   First Bancorp, Inc.................................    28,968     480,289
*   First BanCorp.(318672706)..........................   278,205   1,527,345
#   First Bancorp.(318910106)..........................    68,897   1,143,690
    First Bancshares, Inc. (The).......................     1,637      22,836
#   First Busey Corp...................................   306,572   1,888,484
    First Business Financial Services, Inc.............     2,785     121,899
    First Citizens BancShares, Inc. Class A............    19,244   4,696,498
    First Commonwealth Financial Corp..................   523,696   4,131,961
    First Community Bancshares, Inc....................    52,303     820,634
#   First Connecticut Bancorp Inc/Farmington...........     8,522     125,699

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#   First Defiance Financial Corp......................    44,537 $ 1,356,597
    First Financial Bancorp............................   224,942   3,716,042
    First Financial Corp...............................    53,354   1,729,203
    First Financial Northwest, Inc.....................    97,328   1,166,963
#   First Horizon National Corp........................   561,095   7,288,624
    First Interstate Bancsystem, Inc...................    82,596   1,974,044
#*  First Marblehead Corp. (The).......................    24,327     141,340
    First Merchants Corp...............................   149,359   3,262,001
    First Midwest Bancorp, Inc.........................   326,076   5,021,570
*   First NBC Bank Holding Co..........................    24,692     764,464
    First Niagara Financial Group, Inc................. 1,507,489  12,240,811
    First South Bancorp, Inc...........................     6,484      51,548
*   First United Corp..................................     5,808      49,310
#   First West Virginia Bancorp........................        63       1,382
    FirstMerit Corp....................................   382,416   6,265,886
*   Flagstar Bancorp, Inc..............................   114,220   1,623,066
#   Flushing Financial Corp............................   153,821   2,784,160
    FNB Corp...........................................   729,761   8,757,132
#*  Forestar Group, Inc................................   107,708   1,429,285
    Fox Chase Bancorp, Inc.............................    31,712     515,003
#*  FRP Holdings, Inc..................................    14,053     508,719
    Fulton Financial Corp..............................   785,892   8,762,696
#   FXCM, Inc. Class A.................................     1,155       2,541
#   Gain Capital Holdings, Inc.........................   101,557     827,690
*   Genworth Financial, Inc. Class A................... 1,618,199  11,295,029
#   German American Bancorp, Inc.......................    36,563   1,023,764
    GFI Group, Inc.....................................   221,401   1,242,060
#   Glacier Bancorp, Inc...............................   277,931   6,189,523
*   Global Indemnity P.L.C.............................    81,077   2,127,460
    Great Southern Bancorp, Inc........................    55,267   1,996,244
#*  Green Dot Corp. Class A............................    99,405   1,515,926
#*  Greenlight Capital Re, Ltd. Class A................   108,843   3,418,759
#   Griffin Land & Nurseries, Inc......................    10,781     319,549
#   Guaranty Bancorp...................................    29,609     396,168
    Guaranty Federal Bancshares, Inc...................       348       5,133
*   Hallmark Financial Services, Inc...................   100,040   1,104,442
    Hampden Bancorp, Inc...............................    20,730     416,466
    Hancock Holding Co.................................   218,518   5,705,505
    Hanmi Financial Corp...............................   156,332   3,104,754
    Hanover Insurance Group, Inc. (The)................   225,011  15,525,759
    Hawthorn Bancshares, Inc...........................       556       7,912
    HCC Insurance Holdings, Inc........................   266,541  14,217,297
    Heartland Financial USA, Inc.......................    47,881   1,322,473
    Heritage Commerce Corp.............................    76,070     635,945
    Heritage Financial Corp............................    54,717     849,208
    Heritage Financial Group, Inc......................     4,893     117,285
    HF Financial Corp..................................     4,524      65,191
*   Hilltop Holdings, Inc..............................   272,857   4,952,355
    Hingham Institution for Savings....................     2,100     184,800
*   HMN Financial, Inc.................................     4,634      56,720
    Home Bancorp, Inc..................................    12,610     275,907
#   Home BancShares, Inc...............................    45,536   1,348,776
#   HomeStreet, Inc....................................    13,107     231,470

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
*   HomeTrust Bancshares, Inc..........................  10,883 $   168,142
    HopFed Bancorp, Inc................................  11,678     154,266
    Horace Mann Educators Corp......................... 199,789   6,087,571
#   Horizon Bancorp....................................  18,080     404,630
    Hudson City Bancorp, Inc...........................  75,160     674,185
#   Hudson Valley Holding Corp.........................  15,468     381,596
    Iberiabank Corp.................................... 137,283   7,497,025
*   Imperial Holdings, Inc.............................   1,082       6,427
#   Independence Holding Co............................  60,800     772,768
#   Independent Bank Corp.(453836108).................. 103,086   3,899,743
#   Independent Bank Corp.(453838609)..................  24,000     295,200
    Infinity Property & Casualty Corp..................  14,000     983,780
#   Interactive Brokers Group, Inc. Class A............ 208,900   6,398,607
    International Bancshares Corp...................... 272,919   6,143,407
    Intervest Bancshares Corp. Class A.................  17,708     174,424
#*  INTL. FCStone, Inc.................................  15,533     299,476
*   Investment Technology Group, Inc................... 154,059   3,196,724
    Investors Title Co.................................   6,047     433,812
#   Janus Capital Group, Inc........................... 888,638  15,586,711
    JMP Group, Inc.....................................  71,638     546,598
*   KCG Holdings, Inc. Class A......................... 154,534   1,889,951
#*  Kearny Financial Corp..............................   1,371      17,823
#   Kemper Corp........................................ 291,935  10,191,451
#   Kentucky First Federal Bancorp.....................   2,420      19,892
    Kingstone Cos., Inc................................     128         997
#   Lake Shore Bancorp, Inc............................     406       5,329
    Lakeland Bancorp, Inc.............................. 141,721   1,529,170
#   Lakeland Financial Corp............................  64,405   2,430,645
    Landmark Bancorp, Inc..............................   1,121      23,541
    LegacyTexas Financial Group, Inc................... 161,684   3,204,577
    Legg Mason, Inc.................................... 731,595  40,559,627
*   LendingTree, Inc...................................  26,260   1,081,387
    LNB Bancorp, Inc...................................  31,867     554,486
    Louisiana Bancorp, Inc.............................  13,988     298,784
#   Macatawa Bank Corp................................. 139,897     737,257
#   Maiden Holdings, Ltd............................... 296,773   3,709,662
#   MainSource Financial Group, Inc....................  88,979   1,708,397
*   Malvern Bancorp, Inc...............................     500       5,975
    Marlin Business Services Corp......................  58,904     945,409
#*  Maui Land & Pineapple Co., Inc.....................     817       5,155
#   MB Financial, Inc.................................. 326,941   9,288,394
#*  MBIA, Inc.......................................... 871,365   6,988,347
*   MBT Financial Corp.................................  64,280     329,756
#   Meadowbrook Insurance Group, Inc................... 217,301   1,803,598
#   Mercantile Bank Corp...............................  40,593     771,267
    Merchants Bancshares, Inc..........................  23,360     625,347
    Mercury General Corp...............................  89,253   5,100,809
    Meta Financial Group, Inc..........................   8,890     297,548
*   Metro Bancorp, Inc.................................  66,562   1,694,669
    Mid Penn Bancorp, Inc..............................     106       1,643
#   MidSouth Bancorp, Inc..............................  25,426     354,438
    MidWestOne Financial Group, Inc....................   7,585     212,532
#   Montpelier Re Holdings, Ltd........................ 288,608  10,138,799

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    MutualFirst Financial, Inc.........................     7,316 $   160,147
    NASDAQ OMX Group, Inc. (The).......................   858,799  39,161,234
    National Bank Holdings Corp. Class A...............    41,898     773,018
#   National Interstate Corp...........................    87,589   2,257,169
    National Penn Bancshares, Inc......................   633,577   6,145,697
    National Security Group, Inc. (The)................     2,423      32,105
#   National Western Life Insurance Co. Class A........     6,075   1,448,219
*   Naugatuck Valley Financial Corp....................     3,979      34,498
    Navient Corp.......................................   385,587   7,611,487
*   Navigators Group, Inc. (The).......................    67,657   5,021,503
#   NBT Bancorp, Inc...................................   130,575   3,004,531
    Nelnet, Inc. Class A...............................   156,407   6,841,242
#   New Hampshire Thrift Bancshares, Inc...............     6,518      98,878
#   New York Community Bancorp, Inc.................... 1,537,253  23,750,559
#*  NewBridge Bancorp..................................    66,645     522,497
#*  NewStar Financial, Inc.............................   256,825   2,714,640
*   Nicholas Financial, Inc............................     8,089     115,106
    Northeast Bancorp..................................     5,243      47,135
    Northeast Community Bancorp, Inc...................    12,202      84,682
#   Northfield Bancorp, Inc............................   138,105   1,988,712
    Northrim BanCorp, Inc..............................    22,276     461,781
    Northwest Bancshares, Inc..........................   403,450   4,760,710
#   Norwood Financial Corp.............................       368      11,018
#   Ocean Shore Holding Co.............................     6,734      95,151
    OceanFirst Financial Corp..........................    68,190   1,104,678
    OFG Bancorp........................................   216,486   3,485,425
    Ohio Valley Banc Corp..............................     2,740      65,760
    Old National Bancorp...............................   476,879   6,394,947
    Old Republic International Corp.................... 1,182,426  16,601,261
#*  Old Second Bancorp, Inc............................    40,776     221,821
    OneBeacon Insurance Group, Ltd. Class A............   108,664   1,717,978
    Oneida Financial Corp..............................       100       1,311
    Oppenheimer Holdings, Inc. Class A.................    19,590     386,902
    Oritani Financial Corp.............................   167,228   2,359,587
    Pacific Continental Corp...........................    52,036     657,735
*   Pacific Mercantile Bancorp.........................    47,631     326,272
*   Pacific Premier Bancorp, Inc.......................    36,818     547,115
#   PacWest Bancorp....................................   383,321  16,388,889
#   Park National Corp.................................    11,552     928,896
    Park Sterling Corp.................................   132,905     890,463
    PartnerRe, Ltd.....................................   321,083  36,731,895
#   Peapack Gladstone Financial Corp...................    33,688     600,657
#   Penns Woods Bancorp, Inc...........................     5,772     256,335
#   People's United Financial, Inc..................... 1,543,963  21,723,559
    Peoples Bancorp of North Carolina, Inc.............     2,810      50,664
#   Peoples Bancorp, Inc...............................    51,462   1,175,907
#*  PHH Corp...........................................   305,779   7,626,128
#*  Phoenix Cos., Inc. (The)...........................    18,657   1,157,294
#*  PICO Holdings, Inc.................................    92,548   1,479,843
    Pinnacle Financial Partners, Inc...................   161,771   5,814,050
*   Piper Jaffray Cos..................................    60,533   3,090,210
    Platinum Underwriters Holdings, Ltd................   188,394  13,909,129
*   Popular, Inc.......................................   221,231   6,820,552

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#   Preferred Bank.....................................    28,960 $   756,146
    Premier Financial Bancorp, Inc.....................    20,810     308,612
    Primerica, Inc.....................................   185,716   9,218,942
    PrivateBancorp, Inc................................   336,171  10,199,428
    ProAssurance Corp..................................   105,081   4,662,444
#   Prosperity Bancshares, Inc.........................   186,930   8,559,525
    Protective Life Corp...............................   427,997  29,938,390
#   Provident Financial Holdings, Inc..................    34,342     532,988
    Provident Financial Services, Inc..................   305,970   5,311,639
    Prudential Bancorp, Inc............................     4,416      53,743
    Pulaski Financial Corp.............................    33,855     402,874
#   QC Holdings, Inc...................................    80,189     135,920
    QCR Holdings, Inc..................................     1,144      20,134
    Reinsurance Group of America, Inc..................   325,844  26,983,142
#   RenaissanceRe Holdings, Ltd........................   155,834  14,902,405
    Renasant Corp......................................   131,655   3,444,095
#   Republic Bancorp, Inc. Class A.....................    32,269     735,411
*   Republic First Bancorp, Inc........................     2,800       9,604
    Resource America, Inc. Class A.....................    88,834     780,851
*   Riverview Bancorp, Inc.............................    63,127     277,759
#   RLI Corp...........................................    93,522   4,387,117
#   S&T Bancorp, Inc...................................   138,319   3,802,389
#*  Safeguard Scientifics, Inc.........................    96,460   1,768,112
    Safety Insurance Group, Inc........................    80,740   5,001,843
#   Sandy Spring Bancorp, Inc..........................   106,742   2,639,730
#*  Seacoast Banking Corp. of Florida..................    51,118     647,154
*   Security National Financial Corp. Class A..........    23,340     138,642
*   Select Bancorp, Inc................................       700       5,019
    Selective Insurance Group, Inc.....................   252,402   6,517,020
*   Shore Bancshares, Inc..............................     3,713      34,345
    SI Financial Group, Inc............................    11,051     121,672
#   Sierra Bancorp.....................................    33,307     527,583
    Simmons First National Corp. Class A...............    72,193   2,701,462
    Simplicity Bancorp, Inc............................    24,325     427,877
    South State Corp...................................    77,643   4,636,064
*   Southcoast Financial Corp..........................     1,800      13,500
*   Southern First Bancshares, Inc.....................     3,147      55,073
    Southern Missouri Bancorp, Inc.....................       593      21,941
#   Southern National Bancorp of Virginia, Inc.........     2,149      23,961
#   Southside Bancshares, Inc..........................    79,762   2,177,503
    Southwest Bancorp, Inc.............................    87,892   1,341,232
    Southwest Georgia Financial Corp...................     2,355      32,664
    StanCorp Financial Group, Inc......................   178,202  11,055,652
    State Auto Financial Corp..........................   136,956   3,013,032
    Sterling Bancorp...................................   342,454   4,513,544
    Stewart Information Services Corp..................   101,028   3,616,802
#   Stock Yards Bancorp, Inc...........................    10,672     328,698
*   Stratus Properties, Inc............................     1,430      19,276
#   Suffolk Bancorp....................................    87,728   2,017,744
*   Summit Financial Group, Inc........................       889      10,046
    Summit State Bank..................................     2,721      36,489
#*  Sun Bancorp, Inc...................................    26,213     479,698
    Susquehanna Bancshares, Inc........................ 1,004,967  12,672,634

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    Sussex Bancorp.....................................     639 $     6,390
*   SVB Financial Group................................  15,340   1,731,886
    Symetra Financial Corp............................. 462,839   9,400,260
#   Synovus Financial Corp............................. 527,504  13,593,778
    TCF Financial Corp................................. 721,636  10,608,049
#   Territorial Bancorp, Inc...........................  27,045     587,958
*   Texas Capital Bancshares, Inc......................  62,890   2,569,056
    Timberland Bancorp, Inc............................  12,743     133,801
#   Tompkins Financial Corp............................  50,963   2,612,873
#   Towne Bank.........................................  88,321   1,281,538
*   Transcontinental Realty Investors, Inc.............     800       8,864
    Trico Bancshares...................................  65,948   1,539,886
#*  Trinity Place Holdings, Inc........................  37,307     279,802
#   TrustCo Bank Corp.................................. 395,325   2,541,940
#   Trustmark Corp..................................... 285,905   6,106,931
    Two River Bancorp..................................   1,955      16,305
#   UMB Financial Corp................................. 165,470   8,028,604
#   Umpqua Holdings Corp............................... 219,133   3,398,753
#   Union Bankshares Corp.............................. 188,064   3,761,280
    United Bancshares, Inc.............................     466       6,757
#   United Bankshares, Inc............................. 285,169   9,641,564
    United Community Bancorp...........................   1,645      19,493
    United Community Banks, Inc........................ 164,931   2,887,942
    United Community Financial Corp....................  30,555     164,997
    United Financial Bancorp, Inc...................... 185,943   2,313,131
    United Fire Group, Inc............................. 118,756   3,318,043
*   United Security Bancshares.........................   2,098      10,826
    Unity Bancorp, Inc.................................  10,343      94,742
#   Universal Insurance Holdings, Inc..................  89,364   2,075,926
    Univest Corp. of Pennsylvania......................  51,552     954,743
#   Validus Holdings, Ltd.............................. 405,498  16,077,996
#   Valley National Bancorp............................  32,474     294,864
*   Walker & Dunlop, Inc...............................  86,194   1,529,943
#   Washington Federal, Inc............................ 427,737   8,494,857
#   Washington Trust Bancorp, Inc......................  66,876   2,448,999
#   Waterstone Financial, Inc..........................  73,803     935,822
    Wayne Savings Bancshares, Inc......................     520       6,895
#   Webster Financial Corp............................. 386,493  11,799,631
#   WesBanco, Inc...................................... 126,341   3,812,971
#   West Bancorporation, Inc...........................  62,887   1,028,831
*   Western Alliance Bancorp........................... 277,129   7,124,987
    Westfield Financial, Inc........................... 131,049     943,553
    White Mountains Insurance Group, Ltd...............   9,418   6,070,654
    Wilshire Bancorp, Inc.............................. 358,042   3,258,182
    Wintrust Financial Corp............................ 231,325  10,055,698
#   WR Berkley Corp.................................... 351,005  17,195,735
    WSFS Financial Corp................................  25,964   1,917,701
    WVS Financial Corp.................................     111       1,258
*   Yadkin Financial Corp..............................   7,075     134,849

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                        ------- --------------
Financials -- (Continued)
    Zions Bancorporation............................... 948,371 $   22,722,969
                                                                --------------
Total Financials                                                 1,457,960,000
                                                                --------------
Health Care -- (5.8%)
*   Addus HomeCare Corp................................  41,664        924,108
#*  Affymetrix, Inc.................................... 441,761      4,877,041
#*  Albany Molecular Research, Inc..................... 143,811      2,348,434
*   Alere, Inc......................................... 361,377     14,704,430
#*  Allied Healthcare Products, Inc....................   2,597          4,051
#*  Almost Family, Inc.................................  43,727      1,327,552
#*  Alphatec Holdings, Inc............................. 147,075        188,256
#*  Amedisys, Inc...................................... 178,820      5,039,148
*   American Shared Hospital Services..................   4,548         11,415
*   AMN Healthcare Services, Inc.......................  93,637      1,762,248
#*  Amsurg Corp........................................ 204,093     11,261,852
#   Analogic Corp......................................  51,188      4,173,358
*   AngioDynamics, Inc................................. 147,829      2,844,969
#*  Anika Therapeutics, Inc............................  55,026      2,155,919
*   Arqule, Inc........................................   8,633         10,014
#*  Arrhythmia Research Technology, Inc................     600          4,614
#*  Bio-Rad Laboratories, Inc. Class A.................  21,715      2,485,716
#*  BioScrip, Inc...................................... 283,798      1,631,838
#*  BioTelemetry, Inc..................................  99,971        987,713
*   Cambrex Corp....................................... 153,914      3,452,291
    Cantel Medical Corp................................   8,365        339,368
#*  Capital Senior Living Corp.........................  87,901      2,098,197
#*  Community Health Systems, Inc...................... 506,694     23,850,087
#   CONMED Corp........................................ 141,317      6,732,342
*   Cross Country Healthcare, Inc...................... 127,342      1,302,709
    CryoLife, Inc...................................... 118,421      1,333,420
#*  Cumberland Pharmaceuticals, Inc....................  90,380        525,108
*   Cutera, Inc........................................  68,829        915,426
*   Cynosure, Inc. Class A.............................  86,895      2,625,967
    Digirad Corp.......................................  88,544        367,458
*   Electromed, Inc....................................  14,700         33,663
#*  Emergent Biosolutions, Inc......................... 155,417      4,356,338
    Ensign Group, Inc. (The)...........................  30,899      1,282,308
#*  Enzo Biochem, Inc.................................. 132,897        418,626
*   Exactech, Inc......................................  44,981        935,155
*   Five Star Quality Care, Inc........................ 218,412        760,074
*   Genesis Healthcare, Inc............................  63,759        529,200
*   Gentiva Health Services, Inc....................... 121,253      2,354,733
*   Greatbatch, Inc.................................... 135,788      6,593,865
*   Haemonetics Corp................................... 144,876      5,737,090
*   Halyard Health, Inc................................   7,211        321,394
#*  Hanger, Inc........................................ 111,931      2,415,471
*   Harvard Apparatus Regenerative Technology, Inc.....  34,120        110,890
*   Harvard Bioscience, Inc............................ 148,840        775,456
*   Health Net, Inc....................................  68,156      3,692,010
*   Healthways, Inc.................................... 204,778      4,222,522
    Hill-Rom Holdings, Inc............................. 141,553      6,760,571
#*  Hologic, Inc....................................... 395,375     12,005,562
*   ICU Medical, Inc...................................  56,000      4,680,480

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
#*  Impax Laboratories, Inc............................ 231,285 $ 8,481,221
#*  InfuSystems Holdings, Inc..........................  17,749      48,987
*   Integra LifeSciences Holdings Corp................. 115,696   6,446,581
    Invacare Corp...................................... 167,384   2,452,176
#*  IPC Healthcare, Inc................................  58,316   2,353,634
    Kewaunee Scientific Corp...........................   8,388     150,481
    Kindred Healthcare, Inc............................ 301,101   5,558,324
#*  Lannett Co., Inc...................................  17,493     829,693
    LeMaitre Vascular, Inc.............................  73,991     585,269
#*  LHC Group, Inc.....................................  79,076   2,350,139
*   LifePoint Hospitals, Inc........................... 233,325  15,222,123
#*  Lipocine, Inc......................................   5,000      27,750
#*  Luminex Corp.......................................   6,424     113,384
*   Magellan Health, Inc............................... 140,801   8,464,956
#*  Mallinckrodt P.L.C.................................  29,048   3,078,798
*   MedAssets, Inc..................................... 253,024   4,683,474
o*  MedCath Corp....................................... 103,153          --
#*  Medicines Co. (The)................................ 141,955   4,069,850
#*  MediciNova, Inc....................................  23,798      89,956
*   Merit Medical Systems, Inc.........................  91,761   1,406,696
*   Misonix, Inc.......................................   5,883      78,656
#*  Molina Healthcare, Inc............................. 276,308  14,066,840
#   National Healthcare Corp...........................  30,929   1,947,599
*   Natus Medical, Inc................................. 174,102   6,546,235
*   NuVasive, Inc...................................... 128,929   5,971,991
    Omnicare, Inc...................................... 597,354  44,789,603
*   Omnicell, Inc...................................... 228,895   7,285,728
#*  OraSure Technologies, Inc..........................  10,559      97,037
*   Orthofix International NV..........................  21,694     661,667
#   Owens & Minor, Inc................................. 264,618   9,057,874
#*  Pacific Biosciences of California, Inc.............  47,647     383,082
    Paratek Pharmaceuticals, Inc.......................   5,099     125,945
#*  PDI, Inc........................................... 111,537     173,998
*   PharMerica Corp.................................... 153,288   3,527,157
#*  PhotoMedex, Inc....................................   6,849      12,876
*   Pozen, Inc.........................................  28,419     196,375
#*  Prestige Brands Holdings, Inc...................... 313,269  10,732,596
#*  Repligen Corp...................................... 112,834   2,740,738
#*  Rigel Pharmaceuticals, Inc.........................  40,900      84,663
*   RTI Surgical, Inc.................................. 275,919   1,230,599
*   Sciclone Pharmaceuticals, Inc...................... 334,998   2,472,285
#   Select Medical Holdings Corp....................... 557,457   7,536,819
    Span-America Medical Systems, Inc..................   7,621     131,081
#   STERIS Corp........................................  29,877   1,948,578
#*  Sucampo Pharmaceuticals, Inc. Class A..............  50,082     754,235
*   Symmetry Surgical, Inc.............................  48,254     347,429
#*  Targacept, Inc.....................................  23,151      58,109
#   Teleflex, Inc......................................  83,589   9,158,011
*   Tornier NV.........................................  40,308     974,244
*   Triple-S Management Corp. Class B.................. 105,646   2,543,956
*   Universal American Corp............................ 380,924   3,439,744
*   VCA, Inc........................................... 189,217   9,858,206

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Health Care -- (Continued)
#*  WellCare Health Plans, Inc.........................  92,035 $  6,704,750
                                                                ------------
Total Health Care......................................          380,322,655
                                                                ------------
Industrials -- (15.2%)
    AAR Corp........................................... 206,357    5,914,192
    ABM Industries, Inc................................ 222,796    6,432,121
    Acacia Research Corp...............................   8,595      107,609
*   ACCO Brands Corp................................... 363,970    2,882,642
*   Accuride Corp......................................  42,420      186,648
    Aceto Corp......................................... 154,305    2,993,517
    Acme United Corp...................................  12,718      241,642
    Actuant Corp. Class A.............................. 283,315    6,547,410
#*  Adept Technology, Inc..............................   9,963       92,656
#   ADT Corp. (The).................................... 688,362   23,679,653
*   AECOM.............................................. 628,762   15,983,130
*   Aegion Corp........................................ 186,883    2,863,048
*   AeroCentury Corp...................................     782        6,334
#*  Aerovironment, Inc................................. 124,522    3,186,518
#   AGCO Corp.......................................... 303,952   13,173,280
    Air Lease Corp..................................... 276,869    9,673,803
*   Air Transport Services Group, Inc.................. 303,540    2,528,488
    Alamo Group, Inc...................................  63,138    2,844,367
    Alaska Air Group, Inc.............................. 449,041   30,476,413
    Albany International Corp. Class A................. 142,582    4,866,324
#   Alliant Techsystems, Inc...........................  73,351    9,558,369
    Allied Motion Technologies, Inc....................  10,925      244,938
#*  Alpha PRO Tech, Ltd................................  11,540       30,004
    Altra Industrial Motion Corp....................... 144,296    3,686,763
*   AMERCO.............................................  84,246   24,103,623
#*  Ameresco, Inc. Class A.............................  22,000      128,260
#   American Railcar Industries, Inc................... 121,307    6,089,611
#   American Science & Engineering, Inc................  11,032      511,885
#*  American Superconductor Corp.......................  37,950       26,565
#*  American Woodmark Corp.............................   4,684      192,653
*   AMREP Corp.........................................   7,243       27,523
    Apogee Enterprises, Inc............................ 139,577    6,038,101
    Applied Industrial Technologies, Inc............... 173,474    7,013,554
*   ARC Document Solutions, Inc........................ 130,197    1,193,906
    ArcBest Corp....................................... 152,757    5,691,726
#   Argan, Inc.........................................  14,857      451,801
#*  Arotech Corp.......................................  11,970       27,292
#   Astec Industries, Inc..............................  90,240    3,208,934
#*  Atlas Air Worldwide Holdings, Inc.................. 151,882    6,865,066
*   Avalon Holdings Corp. Class A......................   1,925        5,833
*   Avis Budget Group, Inc............................. 665,365   38,132,068
#   AZZ, Inc...........................................  92,469    3,901,267
#   Baltic Trading, Ltd................................  54,155       87,731
    Barnes Group, Inc.................................. 238,149    8,180,418
#   Barrett Business Services, Inc.....................  21,296      652,722
*   Beacon Roofing Supply, Inc......................... 178,706    4,233,545
*   Blount International, Inc..........................   9,261      143,545
*   BlueLinx Holdings, Inc............................. 217,402      226,098
    Brady Corp. Class A................................ 155,556    4,070,901

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
*   Breeze-Eastern Corp................................  38,653 $   388,463
#   Briggs & Stratton Corp............................. 259,610   4,779,420
#   Brink's Co. (The).................................. 113,139   2,535,445
*   CAI International, Inc.............................  79,862   1,674,706
*   Casella Waste Systems, Inc. Class A................  39,056     148,803
#*  CBIZ, Inc.......................................... 205,958   1,705,332
    CDI Corp........................................... 103,738   1,762,509
#   Ceco Environmental Corp............................  34,172     468,840
    Celadon Group, Inc................................. 133,198   3,174,108
    Chicago Rivet & Machine Co.........................   2,310      70,501
    CIRCOR International, Inc..........................  84,843   4,190,396
    Civeo Corp......................................... 229,504     672,447
#   CLARCOR, Inc.......................................  22,361   1,398,233
#*  Clean Harbors, Inc................................. 113,517   5,371,624
    Columbus McKinnon Corp.............................  95,290   2,387,014
    Comfort Systems USA, Inc........................... 195,774   3,259,637
    Compx International, Inc...........................   5,019      54,155
    Con-way, Inc....................................... 249,149  10,207,635
#   Copa Holdings SA Class A...........................  53,920   5,796,939
#   Courier Corp.......................................  52,547   1,233,278
#   Covanta Holding Corp............................... 539,990  11,037,396
*   Covenant Transportation Group, Inc. Class A........  49,047   1,388,030
#*  CPI Aerostructures, Inc............................  30,852     362,511
*   CRA International, Inc.............................  46,319   1,367,800
#*  CTPartners Executive Search, Inc...................   1,700       9,316
    Cubic Corp.........................................  36,328   1,899,591
    Curtiss-Wright Corp................................ 255,204  16,978,722
#*  DigitalGlobe, Inc.................................. 114,353   3,074,952
    Douglas Dynamics, Inc.............................. 100,626   2,031,639
*   Ducommun, Inc......................................  49,344   1,281,464
*   DXP Enterprises, Inc...............................   1,191      48,855
*   Dycom Industries, Inc.............................. 147,376   4,540,655
    Dynamic Materials Corp.............................  47,237     668,876
*   Eagle Bulk Shipping, Inc...........................      41         420
    Eastern Co. (The)..................................  16,266     307,753
    Ecology and Environment, Inc. Class A..............   8,425      82,565
    EMCOR Group, Inc...................................  90,983   3,672,074
    Encore Wire Corp................................... 110,081   3,371,781
#*  Energy Recovery, Inc...............................  62,480     206,184
#   EnerSys............................................ 170,638   9,961,846
#*  Engility Holdings, Inc.............................  48,996   1,954,940
    Ennis, Inc......................................... 141,695   1,890,211
*   EnPro Industries, Inc.............................. 110,538   6,558,220
    ESCO Technologies, Inc............................. 106,370   3,831,447
#   Espey Manufacturing & Electronics Corp.............   7,809     209,359
#*  Esterline Technologies Corp........................ 110,020  12,332,142
    Exelis, Inc........................................ 657,118  11,243,289
    Federal Signal Corp................................ 280,838   4,288,396
*   Franklin Covey Co.................................. 118,421   2,139,867
#   Franklin Electric Co., Inc.........................  91,098   3,116,463
#   FreightCar America, Inc............................  60,137   1,403,598
#*  FTI Consulting, Inc................................ 189,885   7,722,623
#*  Fuel Tech, Inc.....................................  57,322     185,150

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Industrials -- (Continued)
*   Furmanite Corp.....................................    77,307 $   566,660
    G&K Services, Inc. Class A.........................    95,020   6,660,902
    GATX Corp..........................................   229,076  13,091,693
#*  Gencor Industries, Inc.............................    24,929     228,100
#   General Cable Corp.................................   278,409   3,184,999
#*  Genesee & Wyoming, Inc. Class A....................    46,696   3,850,085
*   Gibraltar Industries, Inc..........................   145,546   2,203,566
#   Global Power Equipment Group, Inc..................     8,191     100,995
#*  Goldfield Corp. (The)..............................    32,351      73,437
*   GP Strategies Corp.................................    86,740   2,895,381
#*  GrafTech International, Ltd........................   366,018   1,328,645
    Graham Corp........................................     3,830      79,243
#   Granite Construction, Inc..........................   174,838   5,958,479
*   Great Lakes Dredge & Dock Corp.....................   297,689   2,313,044
#   Greenbrier Cos., Inc. (The)........................   152,823   7,936,098
#   Griffon Corp.......................................   279,210   4,101,595
    H&E Equipment Services, Inc........................   130,268   2,284,901
    Hardinge, Inc......................................    53,303     608,187
#*  Hawaiian Holdings, Inc.............................   314,551   6,114,871
    Heidrick & Struggles International, Inc............    81,043   1,795,913
*   Heritage-Crystal Clean, Inc........................     3,752      47,838
*   Hill International, Inc............................   142,280     543,510
    Houston Wire & Cable Co............................   133,594   1,478,886
#*  Hub Group, Inc. Class A............................   194,337   6,490,856
*   Hudson Global, Inc.................................   119,294     292,270
    Hurco Cos., Inc....................................    34,584   1,213,207
*   Huron Consulting Group, Inc........................    96,725   7,275,654
    Hyster-Yale Materials Handling, Inc................    62,641   3,924,459
*   ICF International, Inc.............................    76,377   2,853,445
#*  InnerWorkings, Inc.................................    40,643     208,499
#*  Innovative Solutions & Support, Inc................     9,704      38,234
    Insteel Industries, Inc............................    84,828   1,732,188
*   Integrated Electrical Services, Inc................    40,643     297,100
#   International Shipholding Corp.....................    26,279     440,436
#   Intersections, Inc.................................    43,923     150,217
*   Jacobs Engineering Group, Inc......................    91,041   3,468,662
#*  JetBlue Airways Corp............................... 1,516,297  25,458,627
#   Joy Global, Inc....................................   123,503   5,179,716
    Kadant, Inc........................................    36,328   1,443,675
#   Kaman Corp.........................................   101,213   3,848,118
    KBR, Inc...........................................    64,661   1,068,846
#   Kelly Services, Inc. Class A.......................   168,394   2,845,859
#   Kennametal, Inc....................................    14,397     452,354
*   Key Technology, Inc................................    23,834     305,075
    Kimball International, Inc. Class B................   161,322   1,398,662
*   Kirby Corp.........................................   118,556   8,594,124
#   Knight Transportation, Inc.........................   296,033   8,433,980
#   Knightsbridge Shipping, Ltd........................   121,293     486,385
*   Korn/Ferry International...........................   212,199   6,047,671
#*  Kratos Defense & Security Solutions, Inc...........   229,227   1,114,043
*   Lawson Products, Inc...............................    39,074     961,220
#*  Layne Christensen Co...............................    99,974     808,790
    LB Foster Co. Class A..............................    44,338   2,102,065

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
#*  LMI Aerospace, Inc.................................  63,379 $   899,982
    LS Starrett Co. (The) Class A......................  24,580     530,191
    LSI Industries, Inc................................ 107,928     792,192
*   Lydall, Inc........................................  82,151   2,263,260
    Manpowergroup, Inc................................. 112,752   8,217,366
#   Marten Transport, Ltd.............................. 156,725   3,205,026
#*  MasTec, Inc........................................ 197,905   3,665,201
#*  Mastech Holdings, Inc..............................   1,377      14,335
    Matson, Inc........................................ 186,635   6,485,566
    Matthews International Corp. Class A............... 131,976   6,114,448
    McGrath RentCorp...................................  99,493   3,022,597
*   Mfri, Inc..........................................  27,948     155,950
    Miller Industries, Inc.............................  63,420   1,281,084
*   Mistras Group, Inc.................................  35,742     718,414
#   Mobile Mini, Inc................................... 256,466   9,309,716
*   Moog, Inc. Class A.................................  54,689   3,844,637
#*  MRC Global, Inc.................................... 158,015   1,708,142
    Mueller Industries, Inc............................ 245,921   7,719,460
    Mueller Water Products, Inc. Class A............... 542,454   5,549,304
#   Multi-Color Corp...................................  60,694   3,533,605
*   MYR Group, Inc..................................... 111,677   2,795,275
#   National Presto Industries, Inc....................   7,322     461,286
*   Navigant Consulting, Inc........................... 197,309   2,847,169
#   NL Industries, Inc.................................  87,722     614,931
    NN, Inc............................................  86,492   1,993,641
#*  Northwest Pipe Co..................................  45,902   1,098,435
*   NV5 Holdings, Inc..................................   5,007      59,333
*   On Assignment, Inc................................. 215,889   7,584,181
*   Orbital Sciences Corp.............................. 226,202   6,354,014
#*  Orion Energy Systems, Inc..........................  72,067     326,464
#*  Orion Marine Group, Inc............................  67,632     617,480
#   Oshkosh Corp....................................... 177,767   7,617,316
    Owens Corning...................................... 624,093  24,994,925
#*  PAM Transportation Services, Inc...................  37,772   2,186,999
    Park-Ohio Holdings Corp............................     761      40,660
*   Patrick Industries, Inc............................   9,440     405,920
*   Pendrell Corp......................................  20,276      26,359
*   Perma-Fix Environmental Services...................  15,435      64,055
*   PGT, Inc...........................................  10,154      87,223
*   PMFG, Inc..........................................  10,524      50,620
#   Powell Industries, Inc.............................  43,165   1,683,867
#*  PowerSecure International, Inc.....................  96,570     907,758
    Preformed Line Products Co.........................  20,966   1,002,384
#   Providence and Worcester Railroad Co...............   2,567      47,361
    Quad/Graphics, Inc.................................  44,908     899,956
    Quanex Building Products Corp...................... 153,074   2,882,383
*   Quanta Services, Inc............................... 693,106  18,353,447
#*  Radiant Logistics, Inc.............................  21,320     102,549
    RBC Bearings, Inc..................................  21,224   1,231,841
    RCM Technologies, Inc..............................  41,207     243,945
    Regal-Beloit Corp.................................. 165,321  11,382,351
#*  Republic Airways Holdings, Inc..................... 242,281   3,333,787
    Resources Connection, Inc.......................... 155,934   2,604,098

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
*   Roadrunner Transportation Systems, Inc............. 100,378 $ 2,039,681
#*  RPX Corp........................................... 153,615   1,897,145
#*  Rush Enterprises, Inc. Class A..................... 139,034   3,892,952
*   Rush Enterprises, Inc. Class B.....................   1,650      44,798
    Ryder System, Inc.................................. 309,611  25,632,695
*   Saia, Inc.......................................... 130,975   5,515,357
#   SIFCO Industries, Inc..............................  16,504     478,451
    Simpson Manufacturing Co., Inc..................... 206,424   6,737,679
    SkyWest, Inc....................................... 255,435   3,205,709
*   SL Industries, Inc.................................  16,927     723,629
*   SP Plus Corp.......................................  25,784     575,499
*   Sparton Corp.......................................  49,588   1,164,326
#*  Standard Register Co. (The)........................  16,730      26,266
    Standex International Corp.........................  60,488   4,239,604
#*  Sterling Construction Co., Inc.....................  77,398     268,571
    Supreme Industries, Inc. Class A...................  29,353     226,312
#   TAL International Group, Inc....................... 216,260   8,790,969
*   Team, Inc..........................................  57,569   2,195,682
*   Tecumseh Products Co...............................  51,188     181,206
#   Terex Corp......................................... 199,602   4,487,053
    Tetra Tech, Inc.................................... 253,912   5,847,593
#   Textainer Group Holdings, Ltd......................  10,689     350,706
*   Thermon Group Holdings, Inc........................  27,814     568,796
    Timken Co. (The)................................... 144,998   5,511,374
#   Titan International, Inc........................... 187,506   1,676,304
#*  Titan Machinery, Inc............................... 121,425   1,715,735
#*  Transcat, Inc......................................   5,948      54,186
*   TRC Cos., Inc......................................  13,264      91,654
*   Trimas Corp........................................ 104,911   2,831,548
#   Trinity Industries, Inc............................ 970,590  25,691,517
#   Triumph Group, Inc................................. 189,529  10,814,525
*   TrueBlue, Inc......................................   8,516     187,863
*   Tutor Perini Corp.................................. 226,228   4,911,410
    Twin Disc, Inc.....................................  47,175     759,517
*   Ultralife Corp.....................................  84,726     283,832
    UniFirst Corp......................................  76,293   8,859,906
#   United Stationers, Inc............................. 163,552   6,592,781
    Universal Forest Products, Inc.....................  93,810   4,696,129
#*  USA Truck, Inc.....................................  51,322   1,426,752
#*  UTi Worldwide, Inc................................. 173,996   2,065,333
#   Valmont Industries, Inc............................  47,654   5,724,198
*   Vectrus, Inc.......................................  12,541     349,141
#*  Veritiv Corp.......................................   5,819     296,013
*   Versar, Inc........................................  35,947     109,638
    Viad Corp.......................................... 100,377   2,708,171
*   Virco Manufacturing Corp...........................  19,199      46,078
*   Volt Information Sciences, Inc.....................  53,723     673,686
#   VSE Corp...........................................  15,736   1,138,814
#*  Wabash National Corp............................... 101,440   1,264,957
    Waste Connections, Inc............................. 477,822  20,651,467
    Watts Water Technologies, Inc. Class A............. 144,348   8,463,123
#   Werner Enterprises, Inc............................ 308,536   8,802,532
#*  Wesco Aircraft Holdings, Inc....................... 214,695   2,799,623

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Industrials -- (Continued)
#*  WESCO International, Inc..........................    96,693 $    6,455,225
#*  Willdan Group, Inc................................     6,323         88,459
*   Willis Lease Finance Corp.........................    12,818        264,820
#   Woodward, Inc.....................................    20,739        925,167
#*  XPO Logistics, Inc................................    87,473      3,218,132
                                                                 --------------
Total Industrials.....................................            1,001,406,360
                                                                 --------------
Information Technology -- (12.2%)
#*  Acorn Energy, Inc.................................    12,228          6,359
*   Actua Corp........................................   107,744      1,734,678
*   Acxiom Corp.......................................   176,248      3,207,714
*   ADDvantage Technologies Group, Inc................    11,887         27,578
#   ADTRAN, Inc.......................................   181,719      4,017,807
*   Advanced Energy Industries, Inc...................   217,892      5,229,408
#*  Agilysys, Inc.....................................    89,156        925,439
*   Alpha & Omega Semiconductor, Ltd..................    37,546        329,278
    American Software, Inc. Class A...................    14,292        118,481
*   Amkor Technology, Inc.............................   846,260      5,373,751
*   Amtech Systems, Inc...............................    50,698        414,203
#*  ANADIGICS, Inc....................................   235,119        253,929
*   Anixter International, Inc........................    38,943      2,934,744
*   AOL, Inc..........................................   435,272     18,825,514
*   ARRIS Group, Inc..................................   451,805     11,846,327
*   Arrow Electronics, Inc............................   510,838     28,116,524
    Astro-Med, Inc....................................    24,407        357,196
#*  Aviat Networks, Inc...............................   254,758        326,090
*   Avid Technology, Inc..............................    39,919        517,350
    Avnet, Inc........................................   659,675     27,455,673
    AVX Corp..........................................   513,545      6,640,137
    Aware, Inc........................................    57,672        281,439
*   Axcelis Technologies, Inc.........................   209,652        503,165
*   AXT, Inc..........................................   186,167        517,544
#*  Bankrate, Inc.....................................   193,657      2,416,839
    Bel Fuse, Inc. Class A............................     3,065         63,446
    Bel Fuse, Inc. Class B............................    46,351      1,090,176
*   Benchmark Electronics, Inc........................   298,403      7,230,305
    Black Box Corp....................................    82,688      1,737,275
*   Blonder Tongue Laboratories.......................     4,600          7,682
#*  Blucora, Inc......................................   226,372      3,060,549
*   BroadVision, Inc..................................    22,469        135,488
    Brocade Communications Systems, Inc............... 1,765,119     19,628,123
    Brooks Automation, Inc............................   310,373      4,006,915
*   Bsquare Corp......................................    28,607        126,729
*   BTU International, Inc............................    17,003         44,718
*   CACI International, Inc. Class A..................   140,211     11,860,448
*   Calix, Inc........................................   202,390      1,942,944
*   Cartesian, Inc....................................     4,096         16,998
*   Cascade Microtech, Inc............................    62,589        842,448
#*  Ceva, Inc.........................................    20,291        371,528
*   Checkpoint Systems, Inc...........................   172,044      2,229,690
#*  Ciber, Inc........................................   350,209      1,131,175
#*  Cirrus Logic, Inc.................................   244,693      6,484,364
#   ClearOne, Inc.....................................       200          2,124

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   Coherent, Inc...................................... 104,921 $ 6,492,511
    Cohu, Inc.......................................... 108,687   1,231,424
    Communications Systems, Inc........................  39,335     403,184
    Computer Task Group, Inc...........................   2,165      17,515
    Comtech Telecommunications Corp.................... 116,145   3,837,431
    Concurrent Computer Corp...........................  41,378     260,681
#   Convergys Corp..................................... 590,305  11,310,244
*   CoreLogic, Inc..................................... 340,781  11,313,929
*   Covisint Corp......................................  23,933      53,131
#   CSG Systems International, Inc..................... 148,033   3,629,769
    CSP, Inc...........................................   3,924      27,782
    CTS Corp........................................... 162,305   2,596,880
#*  CyberOptics Corp...................................  23,180     252,894
#   Daktronics, Inc....................................  88,507   1,095,717
#*  Datalink Corp......................................  87,842     997,885
#*  Dealertrack Technologies, Inc......................   5,443     218,809
#*  Demand Media, Inc..................................  32,915     133,306
*   Dice Holdings, Inc................................. 270,354   2,235,828
*   Digi International, Inc............................ 125,500   1,198,525
#   Digimarc Corp......................................   3,527      95,300
#*  Digital River, Inc................................. 118,900   3,035,517
*   Diodes, Inc........................................ 185,604   4,905,514
*   DSP Group, Inc..................................... 113,470   1,247,035
    DST Systems, Inc...................................  90,232   8,725,434
*   DTS, Inc...........................................  58,907   1,632,902
#   EarthLink Holdings Corp............................ 552,396   2,331,111
#*  Eastman Kodak Co...................................   2,349      42,305
#*  Echelon Corp.......................................   7,475      10,465
*   EchoStar Corp. Class A............................. 188,046   9,810,360
*   Edgewater Technology, Inc..........................  32,647     230,161
    Electro Rent Corp.................................. 121,380   1,564,588
#   Electro Scientific Industries, Inc................. 134,250     841,748
*   Electronics for Imaging, Inc....................... 235,046   9,084,528
#*  Emcore Corp........................................  17,043      88,112
#*  Emulex Corp........................................ 367,715   2,301,896
#*  EnerNOC, Inc....................................... 122,028   2,101,322
*   Entegris, Inc...................................... 564,484   7,338,292
#*  Entropic Communications, Inc....................... 267,467     692,740
#   EPIQ Systems, Inc.................................. 154,548   2,696,863
*   ePlus, Inc.........................................  38,437   2,592,191
#*  Euronet Worldwide, Inc.............................  11,695     530,836
#*  Exar Corp.......................................... 219,016   1,975,524
*   ExlService Holdings, Inc...........................  94,694   2,782,110
*   Extreme Networks, Inc..............................  63,639     187,099
*   Fabrinet........................................... 107,757   1,759,672
#*  Fairchild Semiconductor International, Inc......... 720,838  11,064,863
#*  FARO Technologies, Inc.............................  34,147   1,890,036
#*  Finisar Corp....................................... 397,583   7,212,156
#*  First Solar, Inc................................... 629,345  26,633,880
*   FormFactor, Inc.................................... 247,070   1,865,379
*   Frequency Electronics, Inc.........................  32,980     376,137
*   Global Cash Access Holdings, Inc................... 246,142   1,626,999
    Globalscape, Inc...................................  11,400      26,448

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
*   GSE Systems, Inc...................................    70,034 $   116,256
*   GSI Group, Inc.....................................    66,075     873,512
#*  GSI Technology, Inc................................    75,957     384,342
    Hackett Group, Inc. (The)..........................   179,152   1,357,972
*   Harmonic, Inc......................................   473,996   3,626,069
*   Higher One Holdings, Inc...........................     2,900       9,599
#*  Hutchinson Technology, Inc.........................   113,022     394,447
    IAC/InterActiveCorp................................    67,470   4,112,297
*   ID Systems, Inc....................................    54,528     359,340
*   Identiv, Inc.......................................     1,155      14,565
*   IEC Electronics Corp...............................     8,769      39,285
*   II-VI, Inc.........................................    28,408     488,334
#*  Imation Corp.......................................   171,828     646,073
*   Ingram Micro, Inc. Class A.........................   789,039  19,868,002
*   Innodata, Inc......................................     4,088      11,692
*   Insight Enterprises, Inc...........................   219,712   5,200,583
#*  Integrated Device Technology, Inc..................   457,074   8,359,883
    Integrated Silicon Solution, Inc...................   138,479   2,226,742
#*  Internap Corp......................................   336,121   2,830,139
*   Interphase Corp....................................    17,829      36,728
    Intersil Corp. Class A.............................   726,674  10,398,705
*   inTEST Corp........................................    12,894      54,671
#*  Intevac, Inc.......................................   102,204     664,326
*   IntraLinks Holdings, Inc...........................   122,586   1,306,767
*   IntriCon Corp......................................    10,021      74,155
*   Iteris, Inc........................................    16,517      29,731
#*  Itron, Inc.........................................   141,839   5,277,829
*   Ixia...............................................    50,471     511,776
    IXYS Corp..........................................   143,506   1,621,618
    Jabil Circuit, Inc.................................   732,410  15,094,970
*   Kemet Corp.........................................   135,833     516,165
*   Key Tronic Corp....................................    56,373     519,759
*   Kimball Electronics, Inc...........................   120,991   1,231,688
#*  Knowles Corp.......................................   186,614   3,958,083
*   Kofax, Ltd.........................................    26,278     181,055
#*  Kopin Corp.........................................   213,993     781,074
*   Kulicke & Soffa Industries, Inc....................   399,262   6,056,805
*   KVH Industries, Inc................................   113,581   1,374,330
*   Lattice Semiconductor Corp.........................   476,959   3,400,718
#   Lexmark International, Inc. Class A................   270,066  10,778,334
*   Limelight Networks, Inc............................   370,266     984,908
#*  LoJack Corp........................................    34,931      74,054
*   Magnachip Semiconductor Corp.......................   133,061   1,913,417
    ManTech International Corp. Class A................   110,545   3,596,029
    Marchex, Inc. Class B..............................   111,980     426,644
    Marvell Technology Group, Ltd...................... 1,528,327  23,673,785
*   Mattson Technology, Inc............................    43,795     144,086
#*  Maxwell Technologies, Inc..........................    89,495     712,380
    Mentor Graphics Corp...............................   491,100  11,300,211
*   Mercury Systems, Inc...............................   131,476   2,074,691
    Methode Electronics, Inc...........................   212,208   7,675,563
    Micrel, Inc........................................    21,313     299,874
*   Microsemi Corp.....................................   387,119  10,785,135

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
    MKS Instruments, Inc............................... 288,661 $10,106,022
    MOCON, Inc.........................................  12,717     220,640
#*  ModusLink Global Solutions, Inc.................... 170,782     616,523
#*  Monster Worldwide, Inc............................. 320,649   1,324,280
#*  MoSys, Inc.........................................  17,801      35,780
*   Multi-Fineline Electronix, Inc.....................  84,449   1,098,681
#*  Nanometrics, Inc...................................  49,387     767,474
*   NAPCO Security Technologies, Inc...................  33,409     166,043
*   NCI, Inc. Class A..................................  11,516     141,877
*   NCR Corp........................................... 179,306   4,554,372
*   NeoPhotonics Corp..................................  11,456      34,368
#*  NETGEAR, Inc....................................... 118,961   4,017,313
*   Newport Corp....................................... 192,338   3,562,100
#*  Novatel Wireless, Inc.............................. 117,883     622,422
#*  Oclaro, Inc........................................ 198,548     283,924
*   OmniVision Technologies, Inc....................... 357,023   9,653,902
*   ON Semiconductor Corp.............................. 668,413   6,690,814
#   Optical Cable Corp.................................  28,064     146,213
#*  OSI Systems, Inc...................................  83,075   5,813,589
*   PAR Technology Corp................................  59,048     338,936
    Park Electrochemical Corp..........................  67,217   1,459,281
    PC Connection, Inc................................. 116,384   2,764,120
    PC-Tel, Inc........................................  42,442     356,088
*   PCM, Inc...........................................  51,256     486,932
    Perceptron, Inc....................................  40,400     432,684
*   Perficient, Inc.................................... 174,093   3,133,674
*   Pericom Semiconductor Corp......................... 123,556   1,805,153
#*  Photronics, Inc.................................... 311,067   2,612,963
#*  Planar Systems, Inc................................  64,266     470,427
*   Plexus Corp........................................ 134,863   5,109,959
*   PMC-Sierra, Inc.................................... 865,801   7,653,681
*   Polycom, Inc....................................... 589,188   7,836,200
#*  PRGX Global, Inc...................................  40,923     212,390
#*  Procera Networks, Inc..............................  31,698     278,308
*   Progress Software Corp............................. 204,224   5,115,811
*   QLogic Corp........................................ 204,592   2,733,349
*   Qorvo, Inc......................................... 434,383  32,087,872
*   Qualstar Corp......................................  33,400      47,428
#*  QuinStreet, Inc....................................  27,450     140,544
*   Qumu Corp..........................................  42,582     604,664
*   Radisys Corp....................................... 123,441     286,383
*   RealNetworks, Inc.................................. 199,743   1,404,193
    Reis, Inc..........................................  44,432     999,720
#*  Relm Wireless Corp.................................   8,250      43,973
#   RF Industries, Ltd.................................  30,109     135,189
#   Richardson Electronics, Ltd........................  77,071     722,155
#*  Rightside Group, Ltd...............................   2,646      20,903
*   Rofin-Sinar Technologies, Inc......................  77,168   2,077,363
*   Rogers Corp........................................  71,928   5,312,602
#*  Rosetta Stone, Inc.................................  47,683     430,101
*   Rovi Corp.......................................... 397,343   9,182,597
#*  Rubicon Technology, Inc............................  53,423     222,240
#*  Rudolph Technologies, Inc.......................... 170,691   1,712,031

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Information Technology -- (Continued)
*   Sanmina Corp.......................................   415,810 $  8,806,856
*   ScanSource, Inc....................................    97,565    3,364,041
*   Seachange International, Inc.......................   181,554    1,281,771
*   ShoreTel, Inc......................................    75,007      531,050
*   Sigma Designs, Inc.................................   157,798    1,003,595
*   Silicon Image, Inc.................................   309,994    2,250,556
*   Silicon Laboratories, Inc..........................   123,339    5,397,315
*   SMTC Corp..........................................    30,286       50,275
*   Sonus Networks, Inc................................    78,433    1,496,498
*   Spansion, Inc. Class A.............................   141,425    5,014,931
*   StarTek, Inc.......................................    60,586      571,326
#*  SunPower Corp......................................    64,365    1,552,484
*   Super Micro Computer, Inc..........................   160,074    5,853,906
*   support.com, Inc...................................   157,280      308,269
*   Sykes Enterprises, Inc.............................   190,811    4,297,064
#   SYNNEX Corp........................................   196,018   14,542,575
#*  Take-Two Interactive Software, Inc.................   346,328   10,292,868
*   Tech Data Corp.....................................   261,278   14,918,974
*   TechTarget, Inc....................................    14,963      165,341
*   TeleCommunication Systems, Inc. Class A............   254,011      718,851
#*  Telenav, Inc.......................................   107,637      697,488
*   TeleTech Holdings, Inc.............................    24,492      540,294
    Tessco Technologies, Inc...........................    39,695      899,092
    Tessera Technologies, Inc..........................   237,546    8,808,206
    TheStreet, Inc.....................................   116,295      241,894
*   Trio Tech International............................       979        2,898
#*  TTM Technologies, Inc..............................   326,468    2,268,953
*   Ultra Clean Holdings, Inc..........................   100,019      880,167
*   United Online, Inc.................................    88,316    1,165,771
*   Universal Security Instruments, Inc................     1,353        8,362
#*  Veeco Instruments, Inc.............................    86,786    2,531,548
*   Viasystems Group, Inc..............................   113,088    1,810,539
#   Vicon Industries, Inc..............................    22,202       34,413
*   Video Display Corp.................................    10,067       25,268
#*  Virtusa Corp.......................................   102,238    3,829,835
#   Vishay Intertechnology, Inc........................   754,072   10,270,461
*   Vishay Precision Group, Inc........................    54,769      911,356
    Wayside Technology Group, Inc......................    12,218      216,625
*   Westell Technologies, Inc. Class A.................   113,872      142,340
*   Wireless Telecom Group, Inc........................    10,991       34,622
*   Xcerra Corp........................................   160,681    1,234,030
*   XO Group, Inc......................................   136,025    2,236,251
#*  Zynga, Inc. Class A................................ 1,610,938    4,124,001
                                                                  ------------
Total Information Technology...........................            802,865,667
                                                                  ------------
Materials -- (6.5%)
    A Schulman, Inc....................................   147,127    5,127,376
#*  AEP Industries, Inc................................     1,645       82,431
#   Allegheny Technologies, Inc........................    78,601    2,242,487
#*  Allied Nevada Gold Corp............................    27,900       28,737
#*  AM Castle & Co.....................................   109,790      664,229
#   American Vanguard Corp.............................    14,709      164,447
    Ampco-Pittsburgh Corp..............................    33,537      610,373

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Materials -- (Continued)
#   Aptargroup, Inc....................................  19,338 $ 1,220,421
    Axiall Corp........................................ 217,752   9,635,526
    Bemis Co., Inc..................................... 323,514  14,331,670
*   Boise Cascade Co................................... 133,828   5,412,004
    Cabot Corp.........................................  89,074   3,777,628
*   Calgon Carbon Corp................................. 221,065   4,361,612
#   Carpenter Technology Corp..........................  12,506     474,478
*   Century Aluminum Co................................ 454,590  10,505,575
#   Chase Corp.........................................  26,318     942,184
*   Chemtura Corp...................................... 384,580   8,379,998
*   Clearwater Paper Corp..............................  83,916   6,211,462
#   Cliffs Natural Resources, Inc......................  64,445     413,737
#*  Codexis, Inc.......................................   3,757      14,352
#*  Coeur Mining, Inc.................................. 448,217   2,823,767
    Commercial Metals Co............................... 668,655   8,973,350
#*  Continental Materials Corp.........................     125       2,175
*   Core Molding Technologies, Inc.....................  31,258     453,241
    Cytec Industries, Inc.............................. 239,089  11,473,881
    Domtar Corp........................................ 367,244  14,065,445
    Friedman Industries, Inc...........................  32,585     203,982
    FutureFuel Corp.................................... 139,657   1,534,830
    Globe Specialty Metals, Inc........................  10,749     165,750
*   Graphic Packaging Holding Co....................... 404,545   5,857,812
    Greif, Inc. Class A................................  47,111   1,799,640
#   Greif, Inc. Class B................................   1,245      54,543
#   Hawkins, Inc.......................................  12,550     483,301
    Haynes International, Inc..........................  36,313   1,413,665
#   HB Fuller Co....................................... 214,802   8,839,102
#   Hecla Mining Co.................................... 605,813   1,993,125
#*  Horsehead Holding Corp............................. 170,481   2,291,265
#   Huntsman Corp...................................... 862,630  18,943,355
#   Innophos Holdings, Inc.............................  89,862   5,350,383
    Innospec, Inc......................................  98,112   3,872,481
#*  Intrepid Potash, Inc...............................  61,541     819,111
#   Kaiser Aluminum Corp...............................  97,047   6,726,328
    KapStone Paper and Packaging Corp.................. 500,280  14,943,364
    KMG Chemicals, Inc.................................  36,063     754,438
*   Kraton Performance Polymers, Inc...................  95,303   1,843,160
#   Kronos Worldwide, Inc..............................  41,541     466,505
#*  Louisiana-Pacific Corp............................. 487,752   7,984,500
#*  LSB Industries, Inc................................  80,309   2,508,853
    Materion Corp...................................... 100,067   3,297,208
#*  McEwen Mining, Inc................................. 397,880     497,350
    MeadWestvaco Corp.................................. 614,336  30,888,814
*   Mercer International, Inc.......................... 231,622   2,936,967
    Minerals Technologies, Inc......................... 149,805   9,786,761
#   Myers Industries, Inc.............................. 190,557   3,172,774
    Neenah Paper, Inc..................................  77,193   4,429,334
    Noranda Aluminum Holding Corp...................... 138,080     418,382
*   Northern Technologies International Corp...........   6,549     133,829
#   Olin Corp.......................................... 330,886   8,295,312
#   Olympic Steel, Inc.................................  56,163     769,995
    OM Group, Inc...................................... 160,504   4,494,112

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
#*   OMNOVA Solutions, Inc..............................    60,207 $    413,020
*    Owens-Illinois, Inc................................   149,880    3,499,698
*    Penford Corp.......................................    52,958      996,670
     PH Glatfelter Co...................................   240,760    5,506,181
     Reliance Steel & Aluminum Co.......................   417,707   21,875,316
*    Resolute Forest Products, Inc......................   167,788    2,852,396
     Rock-Tenn Co. Class A..............................   434,562   28,203,074
#    Royal Gold, Inc....................................    13,753      996,542
*    RTI International Metals, Inc......................   173,122    3,860,621
#    Schnitzer Steel Industries, Inc. Class A...........   147,214    2,484,972
#    Schweitzer-Mauduit International, Inc..............    99,367    3,861,402
     Sensient Technologies Corp.........................   199,396   12,163,156
     Sonoco Products Co.................................   300,284   13,272,553
     Steel Dynamics, Inc................................ 1,029,643   17,545,117
     Stepan Co..........................................    10,961      420,902
#*   Stillwater Mining Co...............................   375,507    5,133,181
     SunCoke Energy, Inc................................   289,087    4,365,214
     Synalloy Corp......................................    21,013      350,917
#    TimkenSteel Corp...................................   104,733    2,827,791
*    Trecora Resources..................................    40,196      552,695
     Tredegar Corp......................................    25,937      554,792
#    Tronox, Ltd. Class A...............................   171,253    3,620,288
     United States Lime & Minerals, Inc.................    17,564    1,214,551
#    United States Steel Corp...........................   530,021   12,953,713
#*   Universal Stainless & Alloy Products, Inc..........    35,038      780,997
#    Walter Energy, Inc.................................    22,100       20,602
#    Wausau Paper Corp..................................   154,528    1,570,004
     Westlake Chemical Corp.............................    40,786    2,337,446
     Worthington Industries, Inc........................    10,829      324,112
     Zep, Inc...........................................    22,322      357,598
                                                                   ------------
Total Materials.........................................            425,278,438
                                                                   ------------
Other -- (0.0%)
o*   FRD Acquisition Co. Escrow Shares..................    55,628           --
o#*  Gerber Scientific, Inc. Escrow Shares..............   137,957           --
                                                                   ------------
Total Other.............................................                     --
                                                                   ------------
Telecommunication Services -- (1.3%)
*    Alteva.............................................    10,169       74,234
#    Atlantic Tele-Network, Inc.........................    33,494    2,225,006
#*   Boingo Wireless, Inc...............................   101,538      857,996
#    Consolidated Communications Holdings, Inc..........    75,573    1,759,339
#    Frontier Communications Corp....................... 3,424,970   22,998,674
*    General Communication, Inc. Class A................   259,590    3,810,781
#*   Hawaiian Telcom Holdco, Inc........................     8,643      224,977
#    IDT Corp. Class B..................................    55,057    1,176,018
     Inteliquent, Inc...................................   169,874    2,857,281
#*   Iridium Communications, Inc........................   320,634    2,728,595
     Lumos Networks Corp................................    59,204      949,040
*    ORBCOMM, Inc.......................................   209,780    1,166,377
*    Premiere Global Services, Inc......................   222,706    1,968,721
#    Shenandoah Telecommunications Co...................   144,381    4,289,559

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Telecommunication Services -- (Continued)
      Spok Holdings, Inc.............................     96,088 $    1,645,027
#*    Straight Path Communications, Inc. Class B.....     28,787        552,135
      Telephone & Data Systems, Inc..................    432,162     10,047,766
#*    United States Cellular Corp....................    102,697      3,572,829
#*    Vonage Holdings Corp...........................    834,180      3,503,556
      Windstream Holdings, Inc.......................  2,447,604     19,458,452
                                                                 --------------
Total Telecommunication Services.....................                85,866,363
                                                                 --------------
Utilities -- (0.5%)
#     Consolidated Water Co., Ltd....................     32,635        354,090
*     Dynegy, Inc....................................    175,263      4,788,185
      Genie Energy, Ltd. Class B.....................     75,373        472,589
#     Ormat Technologies, Inc........................    119,483      3,196,170
      UGI Corp.......................................    714,364     26,424,324
                                                                 --------------
Total Utilities......................................                35,235,358
                                                                 --------------
TOTAL COMMON STOCKS..................................             5,542,895,030
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
o*    Capital Bank Corp. Contingent Value Rights.....        200             --
o#*   Eagle Bulk Shipping, Inc. Warrants 10/15/21....        671            872
o*    Furiex Pharmaceuticals Contingent Value Rights.     10,318        100,807
o*    Ikanos Communications Rights 01/12/2015........     49,085             --
o*    Leap Wireless International, Inc. Contingent
        Value Rights.................................    270,907        682,686
o#*   Magnum Hunter Resources Corp. Warrants 04/15/16     50,591             --
o*    Providence Service Corp. (The) Rights
        02/05/2015...................................        347             --
o*    Southern Community Financial Corp. Contingent
        Value Rights.................................     34,147         31,610
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                   815,975
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves,
        0.089%.......................................  5,084,116      5,084,116
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (15.7%)
(S)@  DFA Short Term Investment Fund................. 89,594,258  1,036,605,559
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $5,390,469,477)^^.............................            $6,585,400,680
                                                                 ==============

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
Common Stocks
   Consumer
     Discretionary........ $  812,505,791             --   --    $  812,505,791
   Consumer Staples.......    168,845,222             --   --       168,845,222
   Energy.................    372,609,176             --   --       372,609,176
   Financials.............  1,457,960,000             --   --     1,457,960,000
   Health Care............    380,322,655             --   --       380,322,655
   Industrials............  1,001,406,360             --   --     1,001,406,360
   Information
     Technology...........    802,865,667             --   --       802,865,667
   Materials..............    425,278,438             --   --       425,278,438
   Other..................             --             --   --                --
   Telecommunication
     Services.............     85,866,363             --   --        85,866,363
   Utilities..............     35,235,358             --   --        35,235,358
Rights/Warrants...........             -- $      815,975   --           815,975
Temporary Cash Investments      5,084,116             --   --         5,084,116
Securities Lending
  Collateral..............             --  1,036,605,559   --     1,036,605,559
                           -------------- --------------   --    --------------
TOTAL..................... $5,547,979,146 $1,037,421,534   --    $6,585,400,680
                           ============== ==============   ==    ==============

                        U.S. SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                         SHARES     VALUE+
                                                        --------- -----------
COMMON STOCKS -- (85.6%)

Consumer Discretionary -- (13.2%)
*   1-800-Flowers.com, Inc. Class A....................   217,342 $ 1,714,828
    Aaron's, Inc....................................... 1,224,481  38,767,068
#   Abercrombie & Fitch Co. Class A.................... 1,762,181  44,970,859
    AH Belo Corp. Class A..............................   278,165   2,509,048
#*  Ambassadors Group, Inc.............................    21,598      54,427
    AMCON Distributing Co..............................     3,567     289,819
#   American Eagle Outfitters, Inc.....................   871,467  12,235,397
*   Ascena Retail Group, Inc........................... 1,573,290  18,187,232
#*  Ascent Capital Group, Inc. Class A.................   125,898   5,326,744
*   Ballantyne Strong, Inc.............................   315,943   1,292,207
#*  Barnes & Noble, Inc................................ 1,975,784  46,411,166
    Bassett Furniture Industries, Inc..................   200,365   4,452,110
    Beasley Broadcast Group, Inc. Class A..............    75,568     394,465
#   bebe stores, Inc...................................    12,255      43,873
*   Belmond, Ltd. Class A.............................. 2,932,668  32,230,021
    Big 5 Sporting Goods Corp..........................   128,580   1,531,388
*   Biglari Holdings, Inc..............................    31,733  13,136,510
#*  BJ's Restaurants, Inc..............................    33,564   1,486,550
#*  Black Diamond, Inc.................................   235,559   1,498,155
#*  Books-A-Million, Inc...............................   322,657     813,096
#*  Boyd Gaming Corp...................................   307,218   4,012,267
*   Bridgepoint Education, Inc.........................   122,181   1,205,926
    Brown Shoe Co., Inc................................   380,735  10,809,067
#*  Build-A-Bear Workshop, Inc.........................   509,189  10,499,477
#   Callaway Golf Co................................... 2,262,059  18,458,401
#*  Cambium Learning Group, Inc........................   218,576     548,626
*   Canterbury Park Holding Corp.......................    16,406     164,880
#*  Career Education Corp..............................   123,903     691,379
#   Carriage Services, Inc.............................   376,076   8,198,457
*   Carrols Restaurant Group, Inc......................     7,357      58,562
*   Cavco Industries, Inc..............................     7,282     535,300
*   Century Casinos, Inc...............................     2,479      13,610
#*  Charles & Colvard, Ltd.............................    19,136      34,445
#   Children's Place, Inc. (The).......................   429,574  25,752,961
*   Christopher & Banks Corp...........................   265,923   1,385,459
    Churchill Downs, Inc...............................     2,204     209,358
*   Cinedigm Corp......................................   205,377     306,012
*   Citi Trends, Inc...................................   101,592   2,325,441
*   Coast Distribution System, Inc. (The)..............    92,516     320,105
    Collectors Universe, Inc...........................    16,209     380,912
#*  Conn's, Inc........................................   306,087   4,817,809
    Cooper Tire & Rubber Co............................   213,791   7,437,789
#*  Cooper-Standard Holding, Inc.......................    11,745     613,676
    Core-Mark Holding Co., Inc.........................   579,934  38,669,999
*   Crocs, Inc.........................................   307,141   3,255,695
*   Crown Media Holdings, Inc. Class A.................   143,413     458,922
    CSS Industries, Inc................................   259,352   7,054,374
    Culp, Inc..........................................    26,354     529,452
#*  Cumulus Media, Inc. Class A........................ 1,819,286   6,331,115
#*  Delta Apparel, Inc.................................   188,208   1,740,924
#   Destination Maternity Corp.........................   140,170   2,146,003

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Consumer Discretionary -- (Continued)
#*  Destination XL Group, Inc..........................    34,779 $   176,677
    DeVry Education Group, Inc......................... 1,238,820  52,538,356
#*  Dixie Group, Inc. (The)............................   312,543   2,525,347
#*  Dorman Products, Inc...............................   104,786   4,791,864
*   Dover Downs Gaming & Entertainment, Inc............    10,151       9,112
    Dover Motorsports, Inc.............................   319,398     843,211
    Educational Development Corp.......................     1,000       4,130
*   Eldorado Resorts, Inc..............................   217,274     861,491
    Emerson Radio Corp.................................   156,037     162,278
*   Emmis Communications Corp. Class A.................   353,768     711,074
#*  Entercom Communications Corp. Class A..............   100,618   1,164,150
#   Escalade, Inc......................................     8,076     123,078
#   Ethan Allen Interiors, Inc.........................     7,521     204,722
*   EVINE Live, Inc....................................     3,840      24,077
#*  EW Scripps Co. (The) Class A....................... 1,289,837  25,448,484
*   Federal-Mogul Holdings Corp........................   486,869   6,587,338
    Flanigan's Enterprises, Inc........................     4,740     181,305
    Flexsteel Industries, Inc..........................   199,745   5,952,401
#   Fred's, Inc. Class A............................... 1,094,102  18,162,093
    Frisch's Restaurants, Inc..........................    49,454   1,369,876
#*  FTD Cos., Inc......................................   404,524  13,854,947
#*  Fuel Systems Solutions, Inc........................    93,370   1,002,794
*   Full House Resorts, Inc............................    12,132      16,621
#*  Gaiam, Inc. Class A................................    92,238     675,182
#*  Gaming Partners International Corp.................    44,581     369,576
#*  Geeknet, Inc.......................................    60,724     476,076
*   Genesco, Inc.......................................     9,579     684,420
#*  Gray Television, Inc............................... 1,443,365  13,654,233
*   Gray Television, Inc. Class A......................    23,767     178,253
    Group 1 Automotive, Inc............................   771,590  62,028,120
    Guess?, Inc........................................   547,118  10,274,876
    Harte-Hanks, Inc...................................   460,455   3,347,508
    Haverty Furniture Cos., Inc........................   544,289  13,296,980
    Haverty Furniture Cos., Inc. Class A...............     5,701     141,556
*   Helen of Troy, Ltd.................................   842,455  63,369,465
#*  hhgregg, Inc.......................................    51,621     283,399
#*  Hollywood Media Corp...............................    54,581      42,027
    Hooker Furniture Corp..............................   267,480   4,825,339
#*  Iconix Brand Group, Inc............................ 1,920,147  63,825,686
#   International Speedway Corp. Class A...............   127,408   3,706,299
*   Isle of Capri Casinos, Inc.........................   484,837   4,964,731
*   Jaclyn, Inc........................................    40,909     206,590
#*  JAKKS Pacific, Inc.................................   692,157   4,166,785
    Johnson Outdoors, Inc. Class A.....................   207,794   6,233,820
*   Journal Communications, Inc. Class A...............   736,358   7,400,398
*   K12, Inc...........................................   217,324   3,090,347
#*  Kona Grill, Inc....................................    55,876   1,313,086
    La-Z-Boy, Inc......................................   137,310   3,664,804
#*  Lakeland Industries, Inc...........................   141,538   1,203,073
#*  LeapFrog Enterprises, Inc..........................   306,356     729,127
#*  Lee Enterprises, Inc...............................    69,744     205,745
    Libbey, Inc........................................   337,773  11,048,555
*   Liberty Broadband Corp.............................        88       3,907

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Consumer Discretionary -- (Continued)
*   Liberty Media Corp. Class B........................     1,761 $    69,824
*   Liberty Ventures Series A..........................   125,342   4,681,524
#*  Life Time Fitness, Inc.............................   704,553  38,517,913
#   Lifetime Brands, Inc...............................   362,032   5,712,865
    Lincoln Educational Services Corp..................    29,808      77,501
#   Lithia Motors, Inc. Class A........................    53,506   4,531,958
*   Live Nation Entertainment, Inc..................... 2,046,391  48,642,714
*   Loral Space & Communications, Inc..................    85,905   6,177,429
*   Luby's, Inc........................................   481,887   2,351,609
#*  M/I Homes, Inc.....................................   491,515  10,144,870
    Marcus Corp. (The).................................   562,220  10,603,469
#*  MarineMax, Inc.....................................   635,399  16,209,028
    Marriott Vacations Worldwide Corp..................   755,034  57,760,101
#*  McClatchy Co. (The) Class A........................ 1,269,710   3,186,972
    McRae Industries, Inc. Class A.....................    24,573     758,691
#   MDC Holdings, Inc.................................. 1,266,019  31,650,475
#*  Media General, Inc.................................   211,026   3,017,672
#   Men's Wearhouse, Inc. (The)........................    39,170   1,820,230
#   Meredith Corp......................................   249,348  12,981,057
*   Meritage Homes Corp................................   458,042  16,677,309
*   Modine Manufacturing Co............................   197,274   2,404,770
*   Monarch Casino & Resort, Inc.......................    12,058     208,603
*   Motorcar Parts of America, Inc.....................    81,809   2,136,851
    Movado Group, Inc..................................   468,530  11,258,776
#   NACCO Industries, Inc. Class A.....................   154,865   8,525,318
    National CineMedia, Inc............................    24,440     351,936
*   Nautilus, Inc......................................    23,985     341,546
#*  Nevada Gold & Casinos, Inc.........................   130,600     159,332
*   New York & Co., Inc................................   175,555     403,776
*   Nobility Homes, Inc................................     3,827      35,974
*   Office Depot, Inc.................................. 2,246,234  17,071,378
*   P&F Industries, Inc. Class A.......................    24,537     186,481
#*  Pacific Sunwear of California, Inc................. 1,341,118   3,688,074
#*  Penn National Gaming, Inc..........................   265,192   3,969,924
    Penske Automotive Group, Inc....................... 1,250,616  60,467,284
#*  Pep Boys-Manny, Moe & Jack (The)................... 1,509,970  12,729,047
*   Perfumania Holdings, Inc...........................    89,183     503,438
*   Perry Ellis International, Inc.....................   465,385  11,127,355
#*  Pinnacle Entertainment, Inc........................     1,763      37,287
*   QEP Co., Inc.......................................    42,217     751,463
#*  Quiksilver, Inc.................................... 1,911,680   3,574,842
#*  Radio One, Inc. Class D............................   623,107   1,171,441
#*  RCI Hospitality Holdings, Inc......................   281,723   2,746,799
#*  Reading International, Inc. Class A................   168,095   2,032,269
*   Red Lion Hotels Corp...............................   529,902   3,401,971
*   Regis Corp......................................... 1,860,230  29,298,622
    Remy International, Inc............................    65,843   1,400,481
#   Rent-A-Center, Inc................................. 1,917,613  65,735,774
    Rocky Brands, Inc..................................   144,071   1,975,213
#*  Ruby Tuesday, Inc.................................. 1,798,630  10,827,753
#   Ryland Group, Inc. (The)...........................   426,676  17,131,041
#   Saga Communications, Inc. Class A..................   155,524   6,325,161
#   Salem Communications Corp. Class A.................   117,949     822,105

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                       SHARES       VALUE+
                                                      --------- --------------
Consumer Discretionary -- (Continued)
#   Scholastic Corp.................................. 1,407,493 $   51,767,593
#*  Shiloh Industries, Inc...........................   196,352      2,401,385
    Shoe Carnival, Inc...............................   578,884     13,441,686
*   Sizmek, Inc......................................   331,932      1,978,315
#*  Skechers U.S.A., Inc. Class A.................... 1,112,293     67,126,883
*   Skullcandy, Inc..................................   349,256      3,499,545
#*  Skyline Corp.....................................     1,465          5,494
    Sonic Automotive, Inc. Class A...................   138,874      3,420,467
*   Spanish Broadcasting System, Inc. Class A........     8,699         23,052
    Spartan Motors, Inc..............................   689,830      3,594,014
#   Speedway Motorsports, Inc........................   928,743     20,701,681
#   Stage Stores, Inc................................ 1,130,384     22,607,680
#   Standard Motor Products, Inc.....................   262,006      9,552,739
#*  Standard Pacific Corp............................ 1,980,682     13,904,388
*   Stanley Furniture Co., Inc.......................    93,359        276,343
*   Starz Class B....................................     2,327         69,252
    Stein Mart, Inc..................................    18,239        250,969
*   Steiner Leisure, Ltd.............................    20,600        898,572
#*  Stoneridge, Inc..................................   165,611      2,090,011
#   Strattec Security Corp...........................    48,598      3,061,674
#   Superior Industries International, Inc...........   773,222     14,111,301
#   Superior Uniform Group, Inc......................   144,642      5,489,164
    Sypris Solutions, Inc............................   278,004        665,820
#*  Systemax, Inc....................................    32,865        429,546
#*  Tilly's, Inc. Class A............................     5,094         69,992
#   Time, Inc........................................   371,028      9,290,541
    Trans World Entertainment Corp...................   641,067      2,224,502
#*  TRI Pointe Homes, Inc............................   117,357      1,681,726
#*  Tuesday Morning Corp............................. 1,245,729     22,049,403
#*  Unifi, Inc.......................................   441,743     14,237,377
*   Universal Electronics, Inc.......................    33,659      2,145,425
    Universal Technical Institute, Inc...............    20,366        166,390
#*  VOXX International Corp..........................   483,244      3,865,952
#   Wendy's Co. (The)................................ 5,376,970     56,673,264
*   West Marine, Inc.................................   619,967      7,439,604
#   Weyco Group, Inc.................................     1,700         45,934
*   William Lyon Homes Class A.......................    54,377      1,037,513
*   Zagg, Inc........................................   315,846      1,904,551
                                                                --------------
Total Consumer Discretionary.........................            1,731,011,799
                                                                --------------
Consumer Staples -- (3.0%)
*   Alliance One International, Inc.................. 1,647,565      1,729,943
    Andersons, Inc. (The)............................   255,926     11,511,552
#*  Boulder Brands, Inc..............................   583,198      5,849,476
*   Bridgford Foods Corp.............................    37,720        303,457
#*  CCA Industries, Inc..............................    32,097        112,340
*   Central Garden and Pet Co........................   326,525      2,759,136
#*  Central Garden and Pet Co. Class A............... 1,009,588      9,187,251
#*  Craft Brew Alliance, Inc.........................   257,662      3,066,178
*   Cuisine Solutions, Inc...........................   151,918        448,918
#*  Darling Ingredients, Inc.........................   531,390      9,023,002
#   Dean Foods Co.................................... 1,263,687     22,898,008
#*  Farmer Bros. Co..................................     8,220        245,860

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Consumer Staples -- (Continued)
#   Fresh Del Monte Produce, Inc....................... 1,770,103 $ 59,528,564
#   Ingles Markets, Inc. Class A.......................   269,408   11,490,251
    John B. Sanfilippo & Son, Inc......................   214,706    7,830,328
#*  Landec Corp........................................   695,628    8,883,170
*   Mannatech, Inc.....................................     3,084       57,671
    MGP Ingredients, Inc...............................   292,877    4,645,029
*   Natural Alternatives International, Inc............    94,109      500,660
#*  Nutraceutical International Corp...................    62,903    1,229,125
#   Oil-Dri Corp. of America...........................    73,605    2,253,785
*   Omega Protein Corp.................................   619,152    6,525,862
#   Orchids Paper Products Co..........................     2,641       72,020
#*  Pantry, Inc. (The).................................   597,421   22,044,835
#*  Post Holdings, Inc.................................   923,435   43,632,304
*   Reliv International, Inc...........................    12,603       15,250
*   Revlon, Inc. Class A...............................    33,302    1,090,307
#*  Roundy's, Inc......................................     8,757       31,525
*   Seaboard Corp......................................    18,588   71,098,914
#*  Seneca Foods Corp. Class A.........................    98,740    2,555,391
*   Seneca Foods Corp. Class B.........................    24,265      855,463
#   Snyder's-Lance, Inc................................   134,636    3,916,561
    SpartanNash Co.....................................   985,937   25,397,737
    Spectrum Brands Holdings, Inc......................   117,688   10,554,260
#*  TreeHouse Foods, Inc...............................   106,663    9,674,334
#   Universal Corp.....................................   845,882   33,970,621
#   Weis Markets, Inc..................................    19,528      894,968
                                                                  ------------
Total Consumer Staples.................................            395,884,056
                                                                  ------------
Energy -- (6.5%)
#   Adams Resources & Energy, Inc......................   108,293    6,285,326
#   Alon USA Energy, Inc............................... 1,792,359   21,651,697
#*  Alpha Natural Resources, Inc....................... 4,001,030    4,161,071
#*  Approach Resources, Inc............................    23,097      144,818
#   Atwood Oceanics, Inc...............................   297,171    8,493,147
*   Barnwell Industries, Inc...........................   142,853      410,702
#*  Basic Energy Services, Inc.........................   935,700    5,501,916
#   Bristow Group, Inc................................. 1,363,054   75,935,738
#*  C&J Energy Services, Inc...........................   302,193    3,112,588
#*  Callon Petroleum Co................................ 1,001,781    5,459,706
#*  Clayton Williams Energy, Inc.......................     3,954      221,029
#*  Cloud Peak Energy, Inc............................. 1,434,523    9,740,411
#   Comstock Resources, Inc............................ 1,579,419    6,380,853
*   Contango Oil & Gas Co..............................   439,650   13,220,275
    CVR Energy, Inc....................................    17,562      672,976
#   Dawson Geophysical Co..............................   200,401    2,162,327
    Delek US Holdings, Inc............................. 1,911,323   58,964,315
#   DHT Holdings, Inc..................................   470,627    3,459,108
#*  Emerald Oil, Inc...................................    27,559       22,681
#   Energy XXI, Ltd.................................... 1,320,781    3,883,096
*   Era Group, Inc.....................................   532,338   11,988,252
*   Escalera Resources Co..............................    12,097        5,334
    Evolution Petroleum Corp...........................    17,477      128,456
    Exterran Holdings, Inc............................. 2,563,200   69,488,352
#*  Forbes Energy Services, Ltd........................     1,755        1,691

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Energy -- (Continued)
*   Forum Energy Technologies, Inc.....................    96,857 $ 1,496,441
#   GasLog, Ltd........................................    45,637     798,191
*   Gastar Exploration, Inc............................    99,227     232,191
#   Green Plains, Inc.................................. 1,158,135  27,111,940
#   Gulf Island Fabrication, Inc.......................   280,182   4,642,616
#   Gulfmark Offshore, Inc. Class A....................   870,027  17,165,633
#*  Halcon Resources Corp..............................   221,233     309,726
#   Hallador Energy Co.................................     3,252      36,878
#*  Harvest Natural Resources, Inc..................... 1,050,754     659,138
*   Helix Energy Solutions Group, Inc.................. 3,948,965  74,122,073
#*  Hercules Offshore, Inc............................. 5,192,933   3,738,912
#*  Hornbeck Offshore Services, Inc.................... 1,367,870  30,366,714
#*  ION Geophysical Corp...............................   299,233     673,274
*   Key Energy Services, Inc........................... 4,014,424   6,744,232
#*  Matador Resources Co...............................    46,524   1,003,057
#*  McDermott International, Inc....................... 3,519,447   7,918,756
*   Mexco Energy Corp..................................       733       3,397
#*  Midstates Petroleum Co., Inc.......................    15,989      20,626
#*  Mitcham Industries, Inc............................   212,817   1,193,903
*   Natural Gas Services Group, Inc....................   312,676   6,312,928
#*  Newpark Resources, Inc............................. 2,063,169  17,825,780
#*  Northern Oil and Gas, Inc.......................... 1,441,460   9,052,369
*   Oil States International, Inc......................    86,048   3,533,991
#*  Overseas Shipholding Group, Inc....................   776,519   3,960,247
#*  Pacific Drilling SA................................   375,919   1,251,810
#*  Parker Drilling Co................................. 3,565,791   9,663,294
    PBF Energy, Inc. Class A...........................   783,027  22,003,059
#*  PDC Energy, Inc....................................   650,701  29,893,204
#*  Penn Virginia Corp................................. 2,226,895  10,867,248
#*  PHI, Inc. Non-Voting...............................   317,204  10,851,549
*   PHI, Inc. Voting...................................     1,686      57,796
*   Pioneer Energy Services Corp....................... 1,907,098   7,895,386
#*  Renewable Energy Group, Inc........................   887,475   7,756,532
#*  REX American Resources Corp........................   234,850  13,036,524
#*  Rex Energy Corp....................................   226,737     802,649
#*  Rosetta Resources, Inc.............................   351,838   6,005,875
    Rowan Cos. P.L.C. Class A..........................   603,977  12,755,994
#*  SandRidge Energy, Inc..............................   455,669     642,493
#   Scorpio Tankers, Inc............................... 1,092,426   8,597,393
#*  SEACOR Holdings, Inc...............................   639,222  45,992,023
#   Ship Finance International, Ltd....................   295,576   4,105,551
#*  Steel Excel, Inc...................................   421,014  10,079,075
#*  Stone Energy Corp.................................. 1,185,752  16,695,388
    Superior Energy Services, Inc......................   915,588  18,311,760
#*  Swift Energy Co....................................   867,842   1,848,503
    Teekay Tankers, Ltd. Class A.......................    15,505      79,696
#   Tesco Corp.........................................   698,735   7,155,046
#*  TETRA Technologies, Inc............................ 1,531,462   7,565,422
#*  TGC Industries, Inc................................    92,704     185,408
#   Tidewater, Inc.....................................   533,321  15,604,972
#*  Triangle Petroleum Corp............................ 1,631,811   8,567,008
#*  Unit Corp..........................................   379,169  11,291,653
#*  US Energy Corp. Wyoming............................    10,022      14,331

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Energy -- (Continued)
*   Vaalco Energy, Inc.................................   728,388 $  4,035,270
#   W&T Offshore, Inc..................................   931,769    4,714,751
#*  Warren Resources, Inc..............................   927,466      973,839
    Western Refining, Inc..............................   426,538   15,837,356
*   Westmoreland Coal Co...............................    68,170    1,777,874
#*  Willbros Group, Inc................................   171,061      954,520
#   World Fuel Services Corp...........................    31,745    1,554,553
                                                                  ------------
Total Energy...........................................            849,843,683
                                                                  ------------
Financials -- (22.7%)
*   1st Constitution Bancorp...........................    17,947      197,417
#   1st Source Corp....................................   597,030   17,749,702
#*  A-Mark Precious Metals, Inc........................    78,247      817,681
#   Access National Corp...............................    38,671      690,664
#   Alexander & Baldwin, Inc...........................   525,844   20,118,791
    Alliance Bancorp, Inc. of Pennsylvania.............     2,078       36,282
#*  Altisource Asset Management Corp...................    18,447    2,951,520
*   Ambac Financial Group, Inc.........................   181,299    4,432,761
    Ameriana Bancorp...................................    34,757      605,641
    American Equity Investment Life Holding Co......... 2,369,998   60,458,649
*   American Independence Corp.........................     8,517       94,454
#   American National Bankshares, Inc..................     1,200       25,824
    American National Insurance Co.....................     6,017      626,009
*   American River Bankshares..........................   142,147    1,404,412
    Ameris Bancorp.....................................   200,892    4,847,524
#   AmeriServ Financial, Inc...........................   323,958      968,634
    Argo Group International Holdings, Ltd............. 1,019,162   54,514,975
    Aspen Insurance Holdings, Ltd...................... 1,480,878   64,151,635
#   Associated Banc-Corp............................... 2,109,798   35,465,704
*   Asta Funding, Inc..................................   222,408    1,888,244
    Astoria Financial Corp............................. 2,580,748   31,562,548
    Atlantic American Corp.............................   238,675      952,313
#*  Atlantic Coast Financial Corp......................    14,593       56,621
#*  Atlanticus Holdings Corp...........................   262,883      672,980
#*  AV Homes, Inc......................................   230,285    3,451,972
#   Baldwin & Lyons, Inc. Class A......................     3,124       73,883
    Baldwin & Lyons, Inc. Class B......................   368,143    8,504,103
#   Banc of California, Inc............................   122,736    1,258,044
#   Bancorp of New Jersey, Inc.........................       400        4,320
#*  Bancorp, Inc. (The)................................   275,028    2,343,239
    BancorpSouth, Inc..................................   199,778    3,965,593
    Bank Mutual Corp...................................   278,472    1,773,867
    Bank of Commerce Holdings..........................    15,477       88,219
#   BankFinancial Corp.................................   524,139    5,928,012
    BankUnited, Inc....................................    23,894      660,908
    Banner Corp........................................    94,855    3,830,245
    Bar Harbor Bankshares..............................       795       24,407
    BBCN Bancorp, Inc..................................   142,583    1,846,450
#*  BBX Capital Corp. Class A..........................   266,322    3,765,793
    BCB Bancorp, Inc...................................    25,972      301,535
#*  Bear State Financial, Inc..........................   115,425    1,248,898
#*  Beneficial Bancorp, Inc............................     7,781       83,957
    Berkshire Bancorp, Inc.............................     4,650       39,990

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Financials -- (Continued)
    Berkshire Hills Bancorp, Inc.......................   609,152 $ 15,167,885
*   BNCCORP, Inc.......................................    29,762      467,263
#   Boston Private Financial Holdings, Inc.............   337,789    3,715,679
*   Bridge Capital Holdings............................    25,372      554,378
#   Brookline Bancorp, Inc............................. 1,310,109   12,577,046
    C&F Financial Corp.................................    14,960      527,938
    Calamos Asset Management, Inc. Class A.............   167,512    2,102,276
    California First National Bancorp..................   142,816    1,970,861
#   Camden National Corp...............................     2,689       99,923
#   Cape Bancorp, Inc..................................    36,671      316,471
*   Capital Bank Financial Corp. Class A...............   117,807    2,876,847
#   Capital City Bank Group, Inc.......................    63,602      954,030
#   Capitol Federal Financial, Inc..................... 2,191,134   27,301,530
#*  Carolina Bank Holdings, Inc........................     4,214       41,297
*   Cascade Bancorp....................................   348,121    1,608,319
#   Cash America International, Inc....................   544,898   11,333,878
    Cathay General Bancorp............................. 1,157,283   27,647,491
#   Centerstate Banks, Inc.............................    67,185      739,707
#   Central Pacific Financial Corp.....................   129,570    2,718,379
#   Century Bancorp, Inc. Class A......................    19,731      765,168
    Chemical Financial Corp............................   690,102   19,571,293
#   Chicopee Bancorp, Inc..............................    38,643      636,064
    Citizens Community Bancorp, Inc....................    42,530      387,661
*   Citizens First Corp................................     5,422       67,612
#*  Citizens, Inc......................................     4,630       33,429
#   Clifton Bancorp, Inc...............................    40,021      530,678
    CNO Financial Group, Inc........................... 8,460,765  131,311,073
#   CoBiz Financial, Inc...............................    40,129      437,406
    Codorus Valley Bancorp, Inc........................    17,523      351,687
*   Colonial Financial Services, Inc...................     4,224       55,989
*   Colony Bankcorp, Inc...............................    12,037       89,796
    Columbia Banking System, Inc.......................   395,601   10,060,133
    Community Bank Shares of Indiana, Inc..............     2,455       66,334
*   Community Bankers Trust Corp.......................       300        1,308
    Community Trust Bancorp, Inc.......................       392       12,379
#   Community West Bancshares..........................    23,717      160,090
*   CommunityOne Bancorp...............................        98          956
    ConnectOne Bancorp, Inc............................     4,083       75,127
*   Consumer Portfolio Services, Inc...................   323,396    1,811,018
#*  Cowen Group, Inc. Class A.......................... 1,408,515    5,859,422
#*  Customers Bancorp, Inc.............................    45,973      903,369
    Dime Community Bancshares, Inc.....................   110,480    1,630,685
    Donegal Group, Inc. Class A........................   491,740    7,862,923
    Donegal Group, Inc. Class B........................    54,693    1,275,714
    Eagle Bancorp Montana, Inc.........................     1,125       12,308
*   Eastern Virginia Bankshares, Inc...................    22,219      138,869
#   EMC Insurance Group, Inc...........................   293,400    9,465,084
    Employers Holdings, Inc............................    51,091    1,062,693
    Endurance Specialty Holdings, Ltd.................. 1,489,861   91,060,304
*   Enova International, Inc...........................   411,228    7,916,139
*   Enstar Group, Ltd..................................     6,031      814,004
#   Enterprise Bancorp, Inc............................     4,006       81,923
#   Enterprise Financial Services Corp.................    94,926    1,814,036

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#   ESB Financial Corp.................................    44,352 $   741,122
    ESSA Bancorp, Inc..................................   176,522   2,144,742
    Evans Bancorp, Inc.................................     5,783     136,768
#*  Ezcorp, Inc. Class A...............................   584,772   6,028,999
*   Farmers Capital Bank Corp..........................    57,164   1,277,044
#   FBL Financial Group, Inc. Class A..................   791,367  41,301,444
#   Federal Agricultural Mortgage Corp. Class A........     3,592      81,718
    Federal Agricultural Mortgage Corp. Class C........   259,040   7,136,552
    Federated National Holding Co......................   136,644   3,977,707
    Fidelity Southern Corp.............................    51,209     782,986
    Financial Institutions, Inc........................   191,216   4,212,488
*   First Acceptance Corp..............................   865,637   2,016,934
#   First American Financial Corp...................... 2,056,410  69,959,068
o   First Bancorp of Indiana, Inc......................     5,430      83,486
#   First Bancorp, Inc.................................       658      10,910
*   First BanCorp.(318672706).......................... 1,090,241   5,985,423
#   First Bancorp.(318910106)..........................    98,840   1,640,744
#*  First Bancshares, Inc..............................    22,105     155,619
    First Bancshares, Inc. (The).......................     2,580      35,991
#   First Business Financial Services, Inc.............    23,772   1,040,500
    First Citizens BancShares, Inc. Class A............    23,645   5,770,562
#   First Commonwealth Financial Corp.................. 2,413,647  19,043,675
    First Community Bancshares, Inc....................   101,406   1,591,060
#   First Connecticut Bancorp Inc/Farmington...........    14,145     208,639
    First Defiance Financial Corp......................   211,450   6,440,767
#   First Federal of Northern Michigan Bancorp, Inc....    31,310     182,537
#   First Financial Corp...............................   168,474   5,460,242
#   First Financial Northwest, Inc.....................   240,285   2,881,017
    First Interstate Bancsystem, Inc...................   367,250   8,777,275
#*  First Marblehead Corp. (The).......................     3,618      21,021
    First Merchants Corp...............................   893,142  19,506,221
    First Midwest Bancorp, Inc......................... 1,544,629  23,787,287
    First Niagara Financial Group, Inc................. 1,073,928   8,720,295
o*  First Place Financial Corp.........................   203,821          15
    First South Bancorp, Inc...........................     8,902      70,771
*   First United Corp..................................    70,785     600,965
#   First West Virginia Bancorp........................     9,474     207,765
#   FirstMerit Corp....................................   654,781  10,728,587
*   Flagstar Bancorp, Inc..............................   227,358   3,230,757
    Flushing Financial Corp............................   413,218   7,479,246
#   FNB Corp........................................... 2,085,552  25,026,624
#*  Forestar Group, Inc................................   264,377   3,508,283
    Fox Chase Bancorp, Inc.............................    43,272     702,737
#*  FRP Holdings, Inc..................................     7,369     266,758
    Fulton Financial Corp.............................. 4,008,089  44,690,192
*   GAINSCO, Inc.......................................       100       1,042
    GFI Group, Inc.....................................   209,199   1,173,606
#*  Global Indemnity P.L.C.............................   258,588   6,785,349
#   Great Southern Bancorp, Inc........................     4,777     172,545
#*  Greenlight Capital Re, Ltd. Class A................   197,519   6,204,072
#   Griffin Land & Nurseries, Inc......................    20,082     595,230
#   Guaranty Bancorp...................................   110,544   1,479,079
    Guaranty Federal Bancshares, Inc...................    32,452     478,667

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
*   Hallmark Financial Services, Inc...................   449,142 $ 4,958,528
    Hampden Bancorp, Inc...............................     9,957     200,036
    Hancock Holding Co.................................   497,462  12,988,733
#   Hanover Insurance Group, Inc. (The)................ 1,226,045  84,597,105
    Harleysville Savings Financial Corp................    14,292     254,398
    Hawthorn Bancshares, Inc...........................    29,321     417,238
    Heartland Financial USA, Inc.......................    11,932     329,562
    Heritage Commerce Corp.............................   224,972   1,880,766
#   Heritage Financial Corp............................    80,897   1,255,521
    Heritage Financial Group, Inc......................    11,730     281,168
    HF Financial Corp..................................   127,909   1,843,169
*   Hilltop Holdings, Inc.............................. 1,351,965  24,538,165
    Hingham Institution for Savings....................     1,857     163,416
*   HMN Financial, Inc.................................   102,799   1,258,260
    Home Bancorp, Inc..................................     6,475     141,673
#   HomeStreet, Inc....................................    41,015     724,325
*   HomeTrust Bancshares, Inc..........................    45,458     702,326
    HopFed Bancorp, Inc................................    72,033     951,556
    Horace Mann Educators Corp.........................   978,024  29,800,391
#   Horizon Bancorp....................................    20,753     464,452
    Iberiabank Corp....................................   365,135  19,940,022
#*  Imperial Holdings, Inc.............................    71,283     423,421
#   Independence Holding Co............................   283,929   3,608,738
    Independent Bank Corp..............................    44,809     551,151
    Independent Bank Group, Inc........................     1,103      34,425
    Infinity Property & Casualty Corp..................   466,507  32,781,447
    International Bancshares Corp......................   901,498  20,292,720
    Intervest Bancshares Corp. Class A.................   174,269   1,716,550
#*  INTL. FCStone, Inc.................................    37,372     720,532
*   Investment Technology Group, Inc...................   259,592   5,386,534
    Investors Title Co.................................    43,302   3,106,485
*   Jacksonville Bancorp, Inc..........................       625       6,788
#   Janus Capital Group, Inc........................... 2,759,995  48,410,312
#   JMP Group, Inc.....................................    81,022     618,198
*   KCG Holdings, Inc. Class A.........................   424,892   5,196,429
#   Kemper Corp........................................ 1,723,259  60,158,972
    Lake Shore Bancorp, Inc............................       697       9,148
    Lakeland Bancorp, Inc..............................   220,345   2,377,523
    Landmark Bancorp, Inc..............................    26,876     564,396
#*  LendingTree, Inc...................................   122,196   5,032,031
    LNB Bancorp, Inc...................................   215,712   3,753,389
    Louisiana Bancorp, Inc.............................     1,005      21,467
#   Macatawa Bank Corp.................................   152,054     801,325
*   Magyar Bancorp, Inc................................    36,773     305,216
#   Maiden Holdings, Ltd............................... 1,495,716  18,696,450
#   MainSource Financial Group, Inc....................   512,880   9,847,296
*   Malvern Bancorp, Inc...............................     1,022      12,213
    Marlin Business Services Corp......................   347,056   5,570,249
#*  Maui Land & Pineapple Co., Inc.....................    12,148      76,654
    MB Financial, Inc.................................. 1,646,818  46,786,099
*   MBIA, Inc.......................................... 7,087,903  56,844,982
*   MBT Financial Corp.................................   358,206   1,837,597
#   Meadowbrook Insurance Group, Inc................... 1,509,682  12,530,361

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#   Mercantile Bank Corp...............................   207,717 $ 3,946,623
    Meta Financial Group, Inc..........................    49,599   1,660,079
*   Metro Bancorp, Inc.................................   399,610  10,174,071
    Mid Penn Bancorp, Inc..............................     4,664      72,292
    MidSouth Bancorp, Inc..............................     8,872     123,676
#   MidWestOne Financial Group, Inc....................    16,034     449,273
#   Montpelier Re Holdings, Ltd........................ 1,977,273  69,461,600
*   MSB Financial Corp.................................     3,087      32,630
    MutualFirst Financial, Inc.........................   140,766   3,081,368
    National Bank Holdings Corp. Class A...............   116,199   2,143,872
    National Penn Bancshares, Inc...................... 1,223,406  11,867,038
#   National Security Group, Inc. (The)................    11,290     149,592
    National Western Life Insurance Co. Class A........    65,017  15,499,403
*   Navigators Group, Inc. (The).......................   465,338  34,537,386
#   NBT Bancorp, Inc...................................    45,915   1,056,504
    Nelnet, Inc. Class A...............................   463,519  20,274,321
#   New Hampshire Thrift Bancshares, Inc...............    90,405   1,371,444
#*  NewBridge Bancorp..................................   250,514   1,964,030
#*  NewStar Financial, Inc.............................   497,891   5,262,708
*   Nicholas Financial, Inc............................    28,293     402,609
    Northeast Bancorp..................................    13,957     125,473
    Northeast Community Bancorp, Inc...................    10,981      76,208
#   Northfield Bancorp, Inc............................   457,157   6,583,061
#   Northrim BanCorp, Inc..............................   139,219   2,886,010
    Northway Financial, Inc............................     7,359     149,756
    Northwest Bancshares, Inc.......................... 2,177,538  25,694,948
#   Norwood Financial Corp.............................       504      15,090
#   Ocean Shore Holding Co.............................    18,712     264,401
    OceanFirst Financial Corp..........................     1,400      22,680
    OFG Bancorp........................................ 1,140,650  18,364,465
    Old Line Bancshares, Inc...........................    39,695     573,196
    Old National Bancorp............................... 1,381,328  18,523,608
#*  Old Second Bancorp, Inc............................   317,787   1,728,761
    OneBeacon Insurance Group, Ltd. Class A............    51,509     814,357
#   Oppenheimer Holdings, Inc. Class A.................    80,964   1,599,039
    Oritani Financial Corp.............................    48,689     687,002
    Pacific Continental Corp...........................    51,036     645,095
*   Pacific Mercantile Bancorp.........................   129,847     889,452
*   Pacific Premier Bancorp, Inc.......................   120,927   1,796,975
#   PacWest Bancorp....................................   497,998  21,291,904
    Park Sterling Corp.................................   736,130   4,932,071
#*  Patriot National Bancorp, Inc......................    76,824     132,137
    Peapack Gladstone Financial Corp...................     3,540      63,118
    Peoples Bancorp....................................    14,576     353,468
    Peoples Bancorp of North Carolina, Inc.............    32,318     582,694
#   Peoples Bancorp, Inc...............................   292,654   6,687,144
#*  PHH Corp........................................... 2,039,058  50,854,107
#*  Phoenix Cos., Inc. (The)...........................   103,253   6,404,784
*   PICO Holdings, Inc.................................    70,364   1,125,120
#   Pinnacle Financial Partners, Inc...................   471,883  16,959,475
#*  Piper Jaffray Cos..................................   341,899  17,453,944
    Platinum Underwriters Holdings, Ltd................   978,955  72,276,248
*   Popular, Inc.......................................   543,328  16,750,802

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#   Preferred Bank.....................................    35,862 $   936,357
    Premier Financial Bancorp, Inc.....................   154,104   2,285,362
    PrivateBancorp, Inc................................   298,613   9,059,918
    ProAssurance Corp..................................   266,470  11,823,274
    Protective Life Corp...............................   106,626   7,458,489
    Provident Financial Holdings, Inc..................   194,169   3,013,503
    Provident Financial Services, Inc.................. 2,303,055  39,981,035
    Prudential Bancorp, Inc............................        94       1,144
*   PSB Holdings, Inc..................................     2,619      19,747
#   Pulaski Financial Corp.............................   233,961   2,784,136
    QC Holdings, Inc...................................     1,979       3,354
    QCR Holdings, Inc..................................     2,479      43,630
#*  Regional Management Corp...........................    42,012     610,434
#   Renasant Corp......................................   566,537  14,820,608
#   Republic Bancorp, Inc. Class A.....................    17,452     397,731
#*  Republic First Bancorp, Inc........................    67,748     232,376
#   Resource America, Inc. Class A.....................   464,603   4,083,860
*   Riverview Bancorp, Inc.............................   460,438   2,025,927
*   Royal Bancshares of Pennsylvania, Inc. Class A.....    16,564      29,815
#   S&T Bancorp, Inc...................................    12,633     347,281
#*  Safeguard Scientifics, Inc.........................   245,411   4,498,384
    Safety Insurance Group, Inc........................   424,003  26,266,986
#   Salisbury Bancorp, Inc.............................     3,107      84,821
#   Sandy Spring Bancorp, Inc..........................   347,160   8,585,267
    SB Financial Group, Inc............................    33,863     325,423
*   Security National Financial Corp. Class A..........    13,630      80,962
*   Select Bancorp, Inc................................    40,342     289,252
    Selective Insurance Group, Inc..................... 1,868,331  48,240,306
*   Shore Bancshares, Inc..............................    10,316      95,423
    SI Financial Group, Inc............................     8,587      94,543
*   Siebert Financial Corp.............................    46,158      82,161
#   Sierra Bancorp.....................................   218,146   3,455,433
#   Simmons First National Corp. Class A...............     3,966     148,408
    Simplicity Bancorp, Inc............................     9,042     159,049
#*  Southcoast Financial Corp..........................   123,556     926,670
*   Southern First Bancshares, Inc.....................    67,157   1,175,247
#   Southern Missouri Bancorp, Inc.....................       200       7,400
#   Southern National Bancorp of Virginia, Inc.........     5,903      65,818
    Southside Bancshares, Inc..........................     3,886     106,088
    Southwest Bancorp, Inc.............................   391,311   5,971,406
    Southwest Georgia Financial Corp...................     1,652      22,913
    StanCorp Financial Group, Inc......................   848,246  52,625,182
#   State Auto Financial Corp..........................   832,728  18,320,016
    Sterling Bancorp................................... 1,291,722  17,024,896
    Stewart Information Services Corp..................   648,725  23,224,355
#*  Stratus Properties, Inc............................   122,308   1,648,712
    Summit State Bank..................................     8,558     114,763
#*  Sun Bancorp, Inc...................................   118,365   2,166,079
    Susquehanna Bancshares, Inc........................ 6,444,540  81,265,649
    Sussex Bancorp.....................................    30,750     307,500
    Symetra Financial Corp............................. 1,899,030  38,569,299
    Synovus Financial Corp.............................   905,350  23,330,869
    TCF Financial Corp.................................   152,187   2,237,149

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                       SHARES       VALUE+
                                                      --------- --------------
Financials -- (Continued)
#   Territorial Bancorp, Inc.........................    19,505 $      424,039
    Timberland Bancorp, Inc..........................   186,434      1,957,557
#   Tompkins Financial Corp..........................        89          4,563
#   Towne Bank.......................................   127,900      1,855,829
#*  Trinity Place Holdings, Inc......................   366,813      2,751,097
#*  TriState Capital Holdings, Inc...................    15,247        144,237
#   Trustmark Corp...................................   541,166     11,559,306
#   Umpqua Holdings Corp............................. 4,077,772     63,246,244
*   Unico American Corp..............................   145,800      1,728,459
#   Union Bankshares Corp............................   712,413     14,248,260
    United Bancshares, Inc...........................     9,093        131,848
    United Community Bancorp.........................     2,815         33,358
    United Community Banks, Inc......................   163,415      2,861,397
#   United Community Financial Corp..................   586,709      3,168,229
    United Financial Bancorp, Inc....................   354,994      4,416,125
    United Fire Group, Inc...........................   861,095     24,058,994
*   United Security Bancshares.......................    45,399        234,259
    Unity Bancorp, Inc...............................    57,080        522,853
#   Universal Insurance Holdings, Inc................   182,764      4,245,608
#   Univest Corp. of Pennsylvania....................    34,590        640,607
#   VSB Bancorp, Inc.................................       833          9,829
*   Walker & Dunlop, Inc.............................    38,631        685,700
#*  Walter Investment Management Corp................    16,670        251,217
#   Washington Federal, Inc.......................... 2,735,864     54,334,259
#   Waterstone Financial, Inc........................   184,130      2,334,768
    Wayne Savings Bancshares, Inc....................    22,033        292,158
    Webster Financial Corp........................... 2,642,412     80,672,838
#   WesBanco, Inc....................................   750,420     22,647,676
#   West Bancorporation, Inc.........................    67,256      1,100,308
    Westfield Financial, Inc.........................   436,557      3,143,210
    Wintrust Financial Corp.......................... 1,483,026     64,467,140
    WSFS Financial Corp..............................     7,780        574,631
    WVS Financial Corp...............................     1,740         19,714
*   Yadkin Financial Corp............................    23,210        442,383
                                                                --------------
Total Financials.....................................            2,965,361,555
                                                                --------------
Health Care -- (5.0%)
*   Addus HomeCare Corp..............................    23,468        520,520
#*  Affymetrix, Inc..................................   165,154      1,823,300
#*  Albany Molecular Research, Inc...................   772,906     12,621,555
*   Alere, Inc.......................................   991,185     40,331,318
#*  Allied Healthcare Products, Inc..................   206,631        322,344
#*  Allscripts Healthcare Solutions, Inc.............   165,187      1,967,377
#*  Almost Family, Inc...............................    80,190      2,434,568
*   Alphatec Holdings, Inc...........................   194,191        248,564
#*  Amedisys, Inc....................................   520,988     14,681,442
*   American Shared Hospital Services................    87,469        219,547
*   Amsurg Corp......................................   660,817     36,463,882
*   AngioDynamics, Inc...............................   862,420     16,597,273
#*  Anika Therapeutics, Inc..........................    60,789      2,381,713
*   Arrhythmia Research Technology, Inc..............     5,407         41,580
#*  Bioanalytical Systems, Inc.......................     9,691         20,157
#*  BioScrip, Inc....................................   978,477      5,626,243

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
#*   BioTelemetry, Inc..................................   206,248 $  2,037,730
#*   Capital Senior Living Corp.........................   289,521    6,910,866
     CONMED Corp........................................   831,122   39,594,652
*    Cross Country Healthcare, Inc......................   934,176    9,556,620
     CryoLife, Inc......................................   386,565    4,352,722
#*   Cumberland Pharmaceuticals, Inc....................    32,125      186,646
#*   Cutera, Inc........................................   381,112    5,068,790
*    Cynosure, Inc. Class A.............................    33,531    1,013,307
     Daxor Corp.........................................     8,579       53,447
     Digirad Corp.......................................   253,185    1,050,718
#*   Emergent Biosolutions, Inc.........................   108,777    3,049,019
#*   Endocyte, Inc......................................    22,850      118,363
     Ensign Group, Inc. (The)...........................     6,819      282,988
#*   Enzo Biochem, Inc..................................   497,886    1,568,341
*    Exactech, Inc......................................    24,289      504,968
*    Five Star Quality Care, Inc........................ 1,059,549    3,687,231
*    Genesis Healthcare, Inc............................    50,778      421,457
*    Gentiva Health Services, Inc.......................   498,385    9,678,637
*    Greatbatch, Inc....................................   593,371   28,814,096
*    Halyard Health, Inc................................    45,165    2,013,004
#*   Hanger, Inc........................................   151,388    3,266,953
#*   Harvard Apparatus Regenerative Technology, Inc.....    43,963      142,880
*    Harvard Bioscience, Inc............................   190,105      990,447
*    Health Net, Inc....................................   711,470   38,540,330
#*   Healthways, Inc....................................   425,058    8,764,696
*    ICU Medical, Inc...................................     5,994      500,979
#*   InfuSystems Holdings, Inc..........................     2,117        5,843
#    Invacare Corp......................................   655,406    9,601,698
#*   Iridex Corp........................................    60,213      544,928
     Kewaunee Scientific Corp...........................    68,740    1,233,196
     Kindred Healthcare, Inc............................ 1,747,991   32,267,914
#*   Lannett Co., Inc...................................    44,753    2,122,635
#    LeMaitre Vascular, Inc.............................    72,587      574,163
#*   LHC Group, Inc.....................................   112,976    3,357,647
*    LifePoint Hospitals, Inc........................... 1,892,213  123,447,976
#*   Magellan Health, Inc...............................   512,309   30,800,017
*    MedAssets, Inc.....................................    17,474      323,444
o#*  MedCath Corp.......................................   622,045           --
#*   MediciNova, Inc....................................    18,700       70,686
*    Merit Medical Systems, Inc.........................   228,446    3,502,077
*    Misonix, Inc.......................................   131,503    1,758,195
*    Molina Healthcare, Inc.............................   117,094    5,961,256
     National Healthcare Corp...........................       400       25,188
#*   Natus Medical, Inc.................................    75,052    2,821,955
*    Orthofix International NV..........................   157,723    4,810,551
#*   Pacific Biosciences of California, Inc.............    99,826      802,601
     Paratek Pharmaceuticals, Inc.......................       223        5,508
#*   PDI, Inc...........................................   294,287      459,088
*    PharMerica Corp....................................   717,381   16,506,937
#*   Prestige Brands Holdings, Inc...................... 1,233,861   42,272,078
#*   RadNet, Inc........................................   285,137    2,249,731
#*   Retractable Technologies, Inc......................    39,828      167,676
#*   Rigel Pharmaceuticals, Inc.........................    36,828       76,234

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Health Care -- (Continued)
#*  RTI Surgical, Inc..................................   704,104 $  3,140,304
#*  Sciclone Pharmaceuticals, Inc......................    54,661      403,398
    Select Medical Holdings Corp.......................   425,126    5,747,703
#*  Stereotaxis, Inc...................................     2,235        3,710
#*  Sucampo Pharmaceuticals, Inc. Class A..............   277,919    4,185,460
*   Symmetry Surgical, Inc.............................   243,056    1,750,003
#*  Triple-S Management Corp. Class B..................   641,427   15,445,562
*   Universal American Corp............................ 2,163,085   19,532,658
*   VCA, Inc...........................................    64,827    3,377,487
#*  WellCare Health Plans, Inc.........................   142,634   10,390,887
                                                                  ------------
Total Health Care......................................            658,217,664
                                                                  ------------
Industrials -- (15.9%)
#   AAR Corp........................................... 1,219,958   34,963,996
    ABM Industries, Inc................................   279,040    8,055,885
*   ACCO Brands Corp................................... 1,699,753   13,462,044
#   Aceto Corp.........................................   515,244    9,995,734
    Acme United Corp...................................     2,707       51,433
    Actuant Corp. Class A..............................   396,879    9,171,874
*   Aegion Corp........................................ 1,052,786   16,128,682
#*  AeroCentury Corp...................................    31,474      254,939
*   Air Transport Services Group, Inc..................   948,551    7,901,430
#   Aircastle, Ltd..................................... 1,404,483   28,173,929
    Alamo Group, Inc...................................   313,908   14,141,555
    Albany International Corp. Class A.................     8,412      287,102
    Allied Motion Technologies, Inc....................    44,049      987,579
#*  Alpha PRO Tech, Ltd................................    24,394       63,424
*   AMERCO.............................................   343,417   98,255,038
#*  Ameresco, Inc. Class A.............................    57,411      334,706
#   American Railcar Industries, Inc...................   449,919   22,585,934
*   AMREP Corp.........................................     8,733       33,185
    Apogee Enterprises, Inc............................    61,117    2,643,921
*   ARC Document Solutions, Inc........................   139,548    1,279,655
#   ArcBest Corp.......................................   792,257   29,519,496
#*  Arotech Corp.......................................    57,107      130,204
#   Astec Industries, Inc..............................   117,160    4,166,210
#*  Atlas Air Worldwide Holdings, Inc..................   778,530   35,189,556
*   Avalon Holdings Corp. Class A......................    51,820      157,015
*   Avis Budget Group, Inc.............................   684,164   39,209,439
#   Baltic Trading, Ltd................................   409,495      663,382
    Barnes Group, Inc..................................   412,460   14,168,001
*   Beacon Roofing Supply, Inc.........................   210,859    4,995,250
#*  BlueLinx Holdings, Inc.............................   836,669      870,136
    Brady Corp. Class A................................    58,886    1,541,047
#   Briggs & Stratton Corp............................. 1,354,763   24,941,187
#   Brink's Co. (The)..................................   263,388    5,902,525
#*  CAI International, Inc.............................   134,308    2,816,439
#*  Casella Waste Systems, Inc. Class A................    14,929       56,879
#*  CBIZ, Inc..........................................   609,746    5,048,697
    CDI Corp...........................................   421,891    7,167,928
    Ceco Environmental Corp............................   108,580    1,489,718
    Celadon Group, Inc.................................   165,132    3,935,096
    Chicago Rivet & Machine Co.........................    28,248      862,129

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Industrials -- (Continued)
    CIRCOR International, Inc..........................     3,078 $    152,022
    Civeo Corp.........................................   147,168      431,202
    Columbus McKinnon Corp.............................    31,817      797,016
#   Comfort Systems USA, Inc...........................    79,084    1,316,749
    Compx International, Inc...........................    67,191      724,991
    Con-way, Inc.......................................   625,490   25,626,325
    Courier Corp.......................................    71,216    1,671,440
#   Covanta Holding Corp............................... 2,770,867   56,636,521
*   Covenant Transportation Group, Inc. Class A........   222,806    6,305,410
#*  CPI Aerostructures, Inc............................     6,679       78,478
*   CRA International, Inc.............................    65,831    1,943,989
    Cubic Corp.........................................    38,241    1,999,622
    Curtiss-Wright Corp................................   643,162   42,789,568
#*  DigitalGlobe, Inc..................................   765,097   20,573,458
    Douglas Dynamics, Inc..............................     1,820       36,746
*   Ducommun, Inc......................................   311,748    8,096,096
*   Dycom Industries, Inc..............................   439,565   13,542,998
#   Dynamic Materials Corp.............................    40,929      579,555
    Eastern Co. (The)..................................    74,595    1,411,337
    Ecology and Environment, Inc. Class A..............    35,051      343,500
    EMCOR Group, Inc...................................   147,851    5,967,266
    Encore Wire Corp...................................   289,430    8,865,241
#*  Energy Recovery, Inc...............................    27,016       89,153
*   Engility Holdings, Inc.............................   215,793    8,610,141
    Ennis, Inc.........................................   757,408   10,103,823
#*  Erickson, Inc......................................       700        4,935
    ESCO Technologies, Inc.............................   201,883    7,271,826
#*  Esterline Technologies Corp........................ 1,145,345  128,381,721
    Federal Signal Corp................................   982,704   15,005,890
*   Franklin Covey Co..................................   213,063    3,850,048
    FreightCar America, Inc............................    16,950      395,613
#*  FTI Consulting, Inc................................   867,271   35,271,912
#*  Fuel Tech, Inc.....................................   141,932      458,440
*   Furmanite Corp.....................................     2,600       19,058
    G&K Services, Inc. Class A.........................   577,409   40,476,371
#   GATX Corp.......................................... 1,763,892  100,806,428
*   Gencor Industries, Inc.............................    35,002      320,268
#   General Cable Corp................................. 1,333,654   15,257,002
#*  Gibraltar Industries, Inc..........................   894,853   13,548,074
#   Global Power Equipment Group, Inc..................    43,358      534,604
#*  Goldfield Corp. (The)..............................     8,100       18,387
*   GP Strategies Corp.................................   153,177    5,113,048
#*  GrafTech International, Ltd........................ 1,904,500    6,913,335
#   Granite Construction, Inc..........................   332,820   11,342,506
#*  Great Lakes Dredge & Dock Corp..................... 1,621,952   12,602,567
#   Greenbrier Cos., Inc. (The)........................   770,646   40,019,647
#   Griffon Corp....................................... 1,509,131   22,169,134
    H&E Equipment Services, Inc........................   267,098    4,684,899
    Hardinge, Inc......................................   274,102    3,127,504
#*  Hawaiian Holdings, Inc.............................   456,670    8,877,665
*   HC2 Holdings, Inc..................................    10,700       79,822
    Heidrick & Struggles International, Inc............    84,710    1,877,174
*   Heritage-Crystal Clean, Inc........................     6,496       82,824

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                        ---------- ------------
Industrials -- (Continued)
*   Hill International, Inc............................    487,041 $  1,860,497
    Houston Wire & Cable Co............................     14,002      155,002
*   Hub Group, Inc. Class A............................     33,414    1,116,028
*   Hudson Global, Inc.................................    389,082      953,251
    Hurco Cos., Inc....................................    135,141    4,740,746
#   Hyster-Yale Materials Handling, Inc................    259,313   16,245,959
#*  ICF International, Inc.............................    153,173    5,722,543
#*  InnerWorkings, Inc.................................    151,580      777,605
    Insteel Industries, Inc............................    194,756    3,976,918
*   Integrated Electrical Services, Inc................      1,093        7,990
#*  Intelligent Systems Corp...........................     27,446       56,264
#   International Shipholding Corp.....................    221,692    3,715,558
#   Intersections, Inc.................................    165,041      564,440
#*  JetBlue Airways Corp............................... 10,893,799  182,906,885
*   JPS Industries, Inc................................     42,199      404,688
    Kadant, Inc........................................    409,129   16,258,786
    KBR, Inc...........................................    651,914   10,776,138
#   Kelly Services, Inc. Class A.......................  1,014,841   17,150,813
    Kelly Services, Inc. Class B.......................        567        9,659
#   Kennametal, Inc....................................    201,873    6,342,850
*   Key Technology, Inc................................     10,099      129,267
    Kimball International, Inc. Class B................    815,297    7,068,625
*   Korn/Ferry International...........................    411,171   11,718,373
#*  Kratos Defense & Security Solutions, Inc...........    913,078    4,437,559
*   Lawson Products, Inc...............................    201,534    4,957,736
#*  Layne Christensen Co...............................    504,050    4,077,764
    LB Foster Co. Class A..............................     63,309    3,001,480
#*  LMI Aerospace, Inc.................................    156,906    2,228,065
    LS Starrett Co. (The) Class A......................    183,853    3,965,709
#   LSI Industries, Inc................................    221,134    1,623,124
*   Lydall, Inc........................................    417,771   11,509,591
#*  Magnetek, Inc......................................     29,000    1,146,080
#*  Manitex International, Inc.........................      5,740       62,796
#   Marten Transport, Ltd..............................    855,899   17,503,135
#*  MasTec, Inc........................................    162,440    3,008,389
*   Mastech Holdings, Inc..............................     58,230      606,174
    Matson, Inc........................................    925,481   32,160,465
    Matthews International Corp. Class A...............     19,285      893,474
#   McGrath RentCorp...................................    129,136    3,923,152
*   Meritor, Inc.......................................     76,805      983,104
*   Mfri, Inc..........................................    204,852    1,143,074
#   Miller Industries, Inc.............................    300,625    6,072,625
#   Mobile Mini, Inc...................................  1,207,957   43,848,839
*   Moog, Inc. Class A.................................     70,232    4,937,310
#*  MRC Global, Inc....................................    708,069    7,654,226
    Mueller Water Products, Inc. Class A...............  3,721,812   38,074,137
#   Multi-Color Corp...................................     32,599    1,897,914
#*  MYR Group, Inc.....................................     87,274    2,184,468
*   Navigant Consulting, Inc...........................    709,620   10,239,817
#   NL Industries, Inc.................................    169,582    1,188,770
    NN, Inc............................................    447,568   10,316,442
*   Northwest Pipe Co..................................    259,312    6,205,336
#*  NOW, Inc...........................................     72,240    1,802,388

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Industrials -- (Continued)
*   NV5 Holdings, Inc..................................     1,642 $    19,458
*   Orbital Sciences Corp..............................   172,568   4,847,435
#*  Orion Energy Systems, Inc..........................   105,731     478,961
#*  Orion Marine Group, Inc............................   243,516   2,223,301
    Oshkosh Corp.......................................     9,796     419,759
#*  PAM Transportation Services, Inc...................   157,983   9,147,216
#   Park-Ohio Holdings Corp............................   101,610   5,429,022
*   Patrick Industries, Inc............................    99,591   4,282,413
*   PGT, Inc...........................................    80,347     690,181
*   PMFG, Inc..........................................     7,327      35,243
#   Powell Industries, Inc.............................    11,197     436,795
#*  PowerSecure International, Inc.....................   296,322   2,785,427
#   Preformed Line Products Co.........................    44,160   2,111,290
    Providence and Worcester Railroad Co...............    88,450   1,631,902
    Quad/Graphics, Inc.................................   255,297   5,116,152
*   Quality Distribution, Inc..........................   162,863   1,358,277
    Quanex Building Products Corp......................   231,758   4,364,003
    RCM Technologies, Inc..............................   215,529   1,275,932
    Regal-Beloit Corp..................................    20,313   1,398,550
*   Republic Airways Holdings, Inc..................... 1,610,866  22,165,516
    Resources Connection, Inc..........................    89,801   1,499,677
*   Roadrunner Transportation Systems, Inc.............   226,328   4,598,985
*   RPX Corp...........................................   194,800   2,405,780
#*  Rush Enterprises, Inc. Class A.....................   865,108  24,223,024
*   Rush Enterprises, Inc. Class B.....................   332,305   9,022,081
*   Saia, Inc..........................................   631,194  26,579,579
*   Servotronics, Inc..................................    15,025      96,160
#   SIFCO Industries, Inc..............................    68,152   1,975,726
    Simpson Manufacturing Co., Inc.....................    12,371     403,789
    SkyWest, Inc....................................... 1,698,707  21,318,773
*   SL Industries, Inc.................................    28,931   1,236,800
*   Sparton Corp.......................................   311,191   7,306,765
    Standex International Corp.........................   193,299  13,548,327
#*  Sterling Construction Co., Inc.....................   173,748     602,906
    Supreme Industries, Inc. Class A...................   178,808   1,378,610
#   TAL International Group, Inc.......................   273,200  11,105,580
#*  Tecumseh Products Co...............................   471,624   1,669,549
#   Terex Corp.........................................   146,899   3,302,290
    Tetra Tech, Inc....................................   471,850  10,866,705
#   Textainer Group Holdings, Ltd......................       752      24,673
#   Titan International, Inc...........................   982,881   8,786,956
#*  Titan Machinery, Inc...............................    70,698     998,963
*   Transcat, Inc......................................    58,439     532,379
*   TRC Cos., Inc......................................   316,913   2,189,869
*   Trimas Corp........................................    12,158     328,144
#   Trinity Industries, Inc............................   133,051   3,521,860
    Triumph Group, Inc.................................    11,403     650,655
*   Tutor Perini Corp.................................. 1,421,051  30,851,017
#   Twin Disc, Inc.....................................    64,965   1,045,936
*   Ultralife Corp.....................................   140,452     470,514
*   Ultrapetrol Bahamas, Ltd...........................   242,535     390,481
    UniFirst Corp......................................   163,478  18,984,700
#   United Stationers, Inc.............................   158,102   6,373,092

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Industrials -- (Continued)
    Universal Forest Products, Inc....................   630,977 $   31,586,709
#*  USA Truck, Inc....................................   307,125      8,538,075
#*  UTi Worldwide, Inc................................    88,549      1,051,077
#*  Veritiv Corp......................................    16,358        832,131
*   Versar, Inc.......................................    39,210        119,590
    Viad Corp.........................................   558,185     15,059,831
*   Virco Manufacturing Corp..........................    47,331        113,594
#*  Volt Information Sciences, Inc....................   527,356      6,613,044
#   VSE Corp..........................................    10,981        794,695
    Watts Water Technologies, Inc. Class A............   418,407     24,531,202
#   Werner Enterprises, Inc...........................   641,326     18,297,031
#*  Wesco Aircraft Holdings, Inc......................   232,774      3,035,373
#*  WESCO International, Inc..........................    43,048      2,873,884
#*  Willdan Group, Inc................................    38,985        545,400
*   Willis Lease Finance Corp.........................   294,405      6,082,407
#*  XPO Logistics, Inc................................       486         17,880
                                                                 --------------
Total Industrials.....................................            2,081,716,857
                                                                 --------------
Information Technology -- (13.1%)
#*  Acorn Energy, Inc.................................    11,406          5,931
*   Actua Corp........................................   657,444     10,584,848
*   Acxiom Corp.......................................    16,296        296,587
*   ADDvantage Technologies Group, Inc................     4,523         10,493
*   Advanced Energy Industries, Inc...................   164,254      3,942,096
*   Aehr Test Systems.................................    45,574        121,227
#*  Agilysys, Inc.....................................   502,038      5,211,154
*   Alpha & Omega Semiconductor, Ltd..................   383,040      3,359,261
*   Amkor Technology, Inc.............................   790,722      5,021,085
#*  ANADIGICS, Inc....................................    46,258         49,959
#*  AOL, Inc..........................................   523,420     22,637,915
*   ARRIS Group, Inc..................................    33,397        875,669
    Astro-Med, Inc....................................   167,804      2,455,812
*   Autobytel, Inc....................................    55,623        542,324
#*  Aviat Networks, Inc............................... 1,151,085      1,473,389
#*  Avid Technology, Inc..............................   973,693     12,619,061
    AVX Corp..........................................   443,097      5,729,244
    Aware, Inc........................................   660,227      3,221,908
#*  Axcelis Technologies, Inc.........................   487,072      1,168,973
*   AXT, Inc..........................................   215,884        600,158
    Bel Fuse, Inc. Class A............................    14,272        295,430
    Bel Fuse, Inc. Class B............................   193,960      4,561,939
*   Benchmark Electronics, Inc........................ 2,299,623     55,719,865
    Black Box Corp....................................   510,256     10,720,479
*   Blonder Tongue Laboratories.......................    19,745         32,974
#*  Blucora, Inc...................................... 1,104,955     14,938,992
o*  Bogen Corp........................................    43,300             --
#*  BroadVision, Inc..................................    17,915        108,027
    Brooks Automation, Inc............................ 2,127,908     27,471,292
*   Bsquare Corp......................................    74,978        332,153
*   BTU International, Inc............................    17,638         46,388
*   CACI International, Inc. Class A..................   854,200     72,256,778
*   Calix, Inc........................................    28,232        271,027
*   Cartesian, Inc....................................    10,673         44,293

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
*   Cascade Microtech, Inc.............................   347,246 $ 4,673,931
*   Ceva, Inc..........................................     6,333     115,957
*   Checkpoint Systems, Inc............................   581,483   7,536,020
#*  ChyronHego Corp....................................    51,176     143,037
#*  Ciber, Inc......................................... 2,053,740   6,633,580
#*  Cirrus Logic, Inc..................................    13,222     350,383
#*  Clearfield, Inc....................................    44,712     526,707
*   Coherent, Inc......................................   432,593  26,768,855
    Cohu, Inc..........................................   705,340   7,991,502
o*  Commerce One, LLC..................................    55,600          --
    Communications Systems, Inc........................   155,779   1,596,735
    Computer Task Group, Inc...........................   127,500   1,031,475
    Comtech Telecommunications Corp....................   470,465  15,544,164
    Concurrent Computer Corp...........................   149,924     944,521
#   Convergys Corp..................................... 3,909,664  74,909,162
    CSP, Inc...........................................   125,308     887,181
    CTS Corp........................................... 1,225,517  19,608,272
#*  CyberOptics Corp...................................   236,505   2,580,270
*   Data I/O Corp......................................    74,290     234,014
#*  Datalink Corp......................................    13,075     148,532
#*  Dataram Corp.......................................     2,200       5,302
#*  Dealertrack Technologies, Inc......................    44,017   1,769,483
#*  Demand Media, Inc..................................   108,761     440,482
*   Digi International, Inc............................   715,715   6,835,078
#   Digimarc Corp......................................    26,166     707,005
#*  Digital River, Inc.................................   414,015  10,569,803
*   Diodes, Inc........................................   205,166   5,422,537
*   Dot Hill Systems Corp..............................   375,760   1,566,919
*   DSP Group, Inc.....................................   549,920   6,043,621
#   EarthLink Holdings Corp............................ 2,628,408  11,091,882
*   Eastman Kodak Co...................................     1,200      21,612
*   Edgewater Technology, Inc..........................   298,591   2,105,067
    Electro Rent Corp..................................   559,778   7,215,538
#   Electro Scientific Industries, Inc.................   824,787   5,171,415
*   Electronics for Imaging, Inc.......................   652,060  25,202,119
*   Emcore Corp........................................    51,228     264,849
*   Emulex Corp........................................ 1,686,577  10,557,972
#*  Entropic Communications, Inc.......................   332,458     861,066
    EPIQ Systems, Inc..................................   365,324   6,374,904
*   ePlus, Inc.........................................   270,502  18,242,655
#*  Exar Corp..........................................   776,304   7,002,262
#*  Fabrinet...........................................   109,119   1,781,913
*   Fairchild Semiconductor International, Inc......... 4,322,877  66,356,162
*   FormFactor, Inc.................................... 1,036,231   7,823,544
*   Frequency Electronics, Inc.........................   218,323   2,489,974
*   Giga-tronics, Inc..................................    10,700      20,330
*   GigOptix, Inc......................................    21,536      24,766
*   Global Cash Access Holdings, Inc...................    27,736     183,335
*   GSI Group, Inc.....................................    46,352     612,773
#*  GSI Technology, Inc................................     4,223      21,368
    Hackett Group, Inc. (The)..........................   202,943   1,538,308
*   Harmonic, Inc...................................... 1,618,096  12,378,434
#*  Hutchinson Technology, Inc.........................   714,698   2,494,296

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
*   ID Systems, Inc....................................   153,839 $ 1,013,799
*   Identiv, Inc.......................................    10,430     131,522
*   IEC Electronics Corp...............................     2,894      12,965
#*  II-VI, Inc.........................................   225,321   3,873,268
#*  Imation Corp....................................... 1,427,295   5,366,629
*   Insight Enterprises, Inc........................... 1,152,962  27,290,611
    Integrated Silicon Solution, Inc...................   651,976  10,483,774
#*  Internap Corp......................................   595,572   5,014,716
*   Internet Patents Corp..............................    16,755      45,406
*   Interphase Corp....................................    73,475     151,359
    Intersil Corp. Class A............................. 2,155,669  30,847,623
*   inTEST Corp........................................     4,600      19,504
#*  Intevac, Inc.......................................   118,135     767,878
*   IntraLinks Holdings, Inc...........................   296,931   3,165,284
*   IntriCon Corp......................................    44,161     326,791
#*  iPass, Inc.........................................    84,909     109,533
*   Iteris, Inc........................................   107,467     193,441
#*  Itron, Inc.........................................   180,329   6,710,042
    IXYS Corp..........................................   131,720   1,488,436
#*  Kemet Corp.........................................   252,823     960,727
*   Key Tronic Corp....................................   351,713   3,242,794
*   Kimball Electronics, Inc...........................   598,562   6,093,361
#*  Knowles Corp.......................................   321,694   6,823,130
#*  Kopin Corp.........................................     5,300      19,345
*   Kulicke & Soffa Industries, Inc.................... 1,667,325  25,293,320
*   KVH Industries, Inc................................   148,947   1,802,259
*   Lattice Semiconductor Corp.........................   780,521   5,565,115
#   Lexmark International, Inc. Class A................   670,308  26,751,992
*   LGL Group, Inc. (The)..............................     8,402      31,928
*   Lionbridge Technologies, Inc.......................    65,229     324,840
#*  LoJack Corp........................................   138,946     294,566
*   Magnachip Semiconductor Corp.......................   119,033   1,711,695
#   ManTech International Corp. Class A................   299,777   9,751,746
    Marchex, Inc. Class B..............................   255,488     973,409
#*  Mercury Systems, Inc...............................   157,203   2,480,663
    Methode Electronics, Inc...........................   433,643  15,684,867
    MKS Instruments, Inc............................... 1,448,474  50,711,075
#*  ModusLink Global Solutions, Inc....................   838,727   3,027,804
#*  Monster Worldwide, Inc............................. 2,737,095  11,304,202
#*  MoSys, Inc.........................................   144,081     289,603
#*  Multi-Fineline Electronix, Inc.....................     7,191      93,555
*   NAPCO Security Technologies, Inc...................    42,075     209,113
*   NCI, Inc. Class A..................................    13,934     171,667
*   NeoPhotonics Corp..................................    22,098      66,294
#*  NETGEAR, Inc.......................................   528,000  17,830,560
*   Newport Corp....................................... 1,041,072  19,280,653
#*  Novatel Wireless, Inc..............................   204,994   1,082,368
#*  Numerex Corp. Class A..............................    73,431     769,557
#*  Oclaro, Inc........................................   286,922     410,298
*   OmniVision Technologies, Inc....................... 1,595,054  43,130,260
*   Omtool, Ltd........................................    16,864      36,679
    Optical Cable Corp.................................   169,845     884,892
*   PAR Technology Corp................................   147,203     844,945

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Information Technology -- (Continued)
    Park Electrochemical Corp..........................     2,211 $     48,001
    PC Connection, Inc.................................   871,454   20,697,033
    PC-Tel, Inc........................................   613,025    5,143,280
*   PCM, Inc...........................................   204,946    1,946,987
*   PDF Solutions, Inc.................................    88,398    1,469,175
    Perceptron, Inc....................................   200,875    2,151,371
*   Perficient, Inc....................................    19,898      358,164
*   Pericom Semiconductor Corp.........................   531,128    7,759,780
#*  Photronics, Inc.................................... 1,815,434   15,249,646
#*  Planar Systems, Inc................................   433,986    3,176,778
*   Plexus Corp........................................    82,121    3,111,565
*   Polycom, Inc....................................... 2,956,242   39,318,019
#*  PRGX Global, Inc...................................     9,228       47,893
*   QLogic Corp........................................ 1,934,093   25,839,483
*   Qorvo, Inc......................................... 1,513,218  111,781,414
*   Qualstar Corp......................................   379,283      538,582
*   Qumu Corp..........................................    35,376      502,339
*   Radisys Corp.......................................   233,276      541,200
#*  RealNetworks, Inc..................................   665,584    4,679,056
    Reis, Inc..........................................   330,568    7,437,780
#*  Relm Wireless Corp.................................   130,663      696,434
#   RF Industries, Ltd.................................    65,574      294,427
    Richardson Electronics, Ltd........................   431,924    4,047,128
#*  Rightside Group, Ltd...............................    49,571      391,611
*   Rofin-Sinar Technologies, Inc......................   163,436    4,399,697
*   Rogers Corp........................................    21,346    1,576,616
*   Rovi Corp.......................................... 1,362,861   31,495,718
*   Sanmina Corp....................................... 2,430,237   51,472,420
*   ScanSource, Inc....................................   177,081    6,105,753
*   Seachange International, Inc.......................   576,574    4,070,612
*   Selectica, Inc.....................................     3,912       18,073
#*  Sigma Designs, Inc.................................   858,668    5,461,129
*   Sigmatron International, Inc.......................    16,500       97,680
*   Silicon Image, Inc.................................    11,116       80,702
*   Spansion, Inc. Class A............................. 1,014,477   35,973,354
#*  Speed Commerce, Inc................................    54,871      130,593
#*  StarTek, Inc.......................................   236,335    2,228,639
#*  SunPower Corp......................................   135,146    3,259,722
*   Super Micro Computer, Inc..........................    52,348    1,914,366
*   support.com, Inc...................................   876,171    1,717,295
*   Sykes Enterprises, Inc.............................   524,161   11,804,106
#   SYNNEX Corp........................................ 1,304,818   96,804,447
*   Tech Data Corp..................................... 1,157,568   66,097,133
*   TechTarget, Inc....................................    16,618      183,629
#*  TeleCommunication Systems, Inc. Class A............ 1,023,818    2,897,405
#*  Telenav, Inc.......................................    26,619      172,491
#   Tessco Technologies, Inc...........................    73,369    1,661,808
    Tessera Technologies, Inc..........................     7,447      276,135
    TheStreet, Inc.....................................   467,983      973,405
*   Trio Tech International............................    39,533      117,018
*   TSR, Inc...........................................     1,145        4,866
#*  TTM Technologies, Inc..............................   921,097    6,401,624
*   Ultra Clean Holdings, Inc..........................   316,965    2,789,292

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Information Technology -- (Continued)
#*  Ultratech, Inc....................................    10,569 $      168,470
*   United Online, Inc................................   392,147      5,176,340
*   Universal Security Instruments, Inc...............    34,941        215,935
*   Viasystems Group, Inc.............................   565,834      9,059,002
#   Vicon Industries, Inc.............................   101,475        157,286
#*  Video Display Corp................................     5,282         13,258
#   Vishay Intertechnology, Inc....................... 4,998,232     68,075,920
*   Vishay Precision Group, Inc.......................   382,794      6,369,692
*   Westell Technologies, Inc. Class A................    82,538        103,173
*   Wireless Telecom Group, Inc.......................   137,594        433,421
*   Xcerra Corp.......................................    93,493        718,026
#*  Zynga, Inc. Class A............................... 2,042,087      5,227,743
                                                                 --------------
Total Information Technology..........................            1,710,240,806
                                                                 --------------
Materials -- (5.6%)
#   A Schulman, Inc...................................   674,671     23,512,284
#*  Allied Nevada Gold Corp...........................   342,294        352,563
#*  AM Castle & Co....................................   625,591      3,784,826
*   American Biltrite, Inc............................       110         47,300
#   American Vanguard Corp............................    73,988        827,186
#   Ampco-Pittsburgh Corp.............................    77,562      1,411,628
    Axiall Corp.......................................   899,853     39,818,495
    Cabot Corp........................................   171,034      7,253,552
#   Carpenter Technology Corp.........................   164,013      6,222,653
*   Century Aluminum Co............................... 2,678,258     61,894,542
    Chase Corp........................................     1,380         49,404
*   Clearwater Paper Corp.............................    57,635      4,266,143
#*  Coeur Mining, Inc................................. 1,375,838      8,667,779
    Commercial Metals Co.............................. 3,325,753     44,631,605
#*  Continental Materials Corp........................    14,260        248,124
*   Core Molding Technologies, Inc....................   198,499      2,878,236
    Domtar Corp.......................................   259,799      9,950,302
#   Friedman Industries, Inc..........................   179,533      1,123,877
    FutureFuel Corp...................................    50,298        552,775
*   Graphic Packaging Holding Co...................... 5,789,957     83,838,577
    Greif, Inc. Class A...............................   179,596      6,860,567
    Haynes International, Inc.........................     9,872        384,317
*   Headwaters, Inc...................................    64,508        908,273
#   Hecla Mining Co................................... 2,556,764      8,411,754
#*  Horsehead Holding Corp............................   758,895     10,199,549
#*  Intrepid Potash, Inc..............................    19,516        259,758
#   Kaiser Aluminum Corp..............................   623,602     43,221,855
    KapStone Paper and Packaging Corp.................   137,959      4,120,835
    KMG Chemicals, Inc................................     9,897        207,045
*   Kraton Performance Polymers, Inc..................   336,592      6,509,689
#   Kronos Worldwide, Inc.............................    86,484        971,215
#*  Louisiana-Pacific Corp............................ 5,449,807     89,213,341
*   LSB Industries, Inc...............................   106,866      3,338,494
    Materion Corp.....................................   149,499      4,925,992
#*  Mercer International, Inc.........................   536,505      6,802,883
    Minerals Technologies, Inc........................    44,740      2,922,864
#   Myers Industries, Inc.............................   500,577      8,334,607
#   Noranda Aluminum Holding Corp.....................   829,762      2,514,179

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Materials -- (Continued)
#*  Northern Technologies International Corp...........     3,305 $     67,538
#   Olin Corp.......................................... 1,655,572   41,505,190
#   Olympic Steel, Inc.................................   301,630    4,135,347
    OM Group, Inc...................................... 1,035,713   28,999,964
*   OMNOVA Solutions, Inc..............................    34,442      236,272
*   Penford Corp.......................................   262,146    4,933,588
    PH Glatfelter Co................................... 1,169,099   26,737,294
#*  Rentech, Inc.......................................    33,187       39,824
*   Resolute Forest Products, Inc......................   607,848   10,333,416
#*  RTI International Metals, Inc......................   983,624   21,934,815
#   Schnitzer Steel Industries, Inc. Class A...........   723,658   12,215,347
    Stepan Co..........................................    31,286    1,201,382
#*  Stillwater Mining Co............................... 1,093,360   14,946,231
    SunCoke Energy, Inc................................   844,560   12,752,856
    Synalloy Corp......................................    62,859    1,049,745
    TimkenSteel Corp...................................    84,494    2,281,338
    Tredegar Corp...................................... 1,204,540   25,765,111
#   Tronox, Ltd. Class A...............................   743,054   15,708,162
#*  Universal Stainless & Alloy Products, Inc..........   134,142    2,990,025
#   Wausau Paper Corp..................................   369,974    3,758,936
*   Webco Industries, Inc..............................     9,290      575,516
    Westlake Chemical Corp.............................   100,592    5,764,928
    Zep, Inc...........................................    15,438      247,317
                                                                  ------------
Total Materials........................................            739,619,210
                                                                  ------------
Other -- (0.0%)
o*  Allen Organ Co. Escrow Shares......................     4,900           --
o*  Big 4 Ranch, Inc...................................    73,300           --
o*  Concord Camera Corp. Escrow Shares.................    95,952           --
o*  First Commerce Bancorp Escrow Shares...............    70,003           --
o*  Gerber Scientific, Inc. Escrow Shares..............   525,910           --
o*  Petrocorp, Inc. Escrow Shares......................   102,600           --
                                                                  ------------
Total Other............................................                     --
                                                                  ------------
Real Estate Investment Trusts -- (0.1%)
    Geo Group, Inc. (The)..............................   167,722    7,299,261
                                                                  ------------
Telecommunication Services -- (0.4%)
#*  Alaska Communications Systems Group, Inc...........    26,960       47,989
#   Atlantic Tele-Network, Inc.........................    44,303    2,943,048
#*  Boingo Wireless, Inc...............................    89,309      754,661
#*  Cincinnati Bell, Inc...............................   851,428    2,494,684
*   General Communication, Inc. Class A................   309,399    4,541,977
#*  Hawaiian Telcom Holdco, Inc........................    21,540      560,686
    IDT Corp. Class B..................................    19,306      412,376
#*  Iridium Communications, Inc........................ 1,442,170   12,272,867
#   Lumos Networks Corp................................     2,724       43,666
#*  ORBCOMM, Inc....................................... 1,149,343    6,390,347
*   Premiere Global Services, Inc......................    83,320      736,549
    Shenandoah Telecommunications Co...................       867       25,759
    Spok Holdings, Inc.................................   184,844    3,164,529
#*  Straight Path Communications, Inc. Class B.........     9,653      185,145
    Telephone & Data Systems, Inc......................   621,184   14,442,528

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                      SHARES        VALUE+
                                                    ----------- ---------------
Telecommunication Services -- (Continued)
#*    United States Cellular Corp..................      20,284 $       705,680
                                                                ---------------
Total Telecommunication Services...................                  49,722,491
                                                                ---------------
Utilities -- (0.1%)
      Atlantic Power Corp..........................      15,344          40,662
#     Consolidated Water Co., Ltd..................     147,812       1,603,760
*     Dynegy, Inc..................................       7,841         214,216
      Genie Energy, Ltd. Class B...................      32,852         205,982
#     Ormat Technologies, Inc......................     207,091       5,539,684
      SJW Corp.....................................      16,389         553,457
                                                                ---------------
Total Utilities....................................                   8,157,761
                                                                ---------------
TOTAL COMMON STOCKS................................              11,197,075,143
                                                                ---------------
PREFERRED STOCKS -- (0.0%)

Other -- (0.0%)
o*    Enron TOPRS Escrow Shares....................      34,332              --
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
o*    Capital Bank Corp. Contingent Value Rights...      45,703              --
o#*   Eagle Bulk Shipping, Inc. Warrants 10/15/21..       1,024           1,331
o*    Ikanos Communications Rights 01/12/2015......     128,006              --
o*    Leap Wireless International, Inc. Contingent
      Value Rights.................................     978,534       2,465,906
o#*   Magnum Hunter Resources Corp. Warrants
      04/15/16.....................................      40,956              --
o#*   Southern Community Financial Corp.
      Contingent Value Rights......................     226,834         209,980
                                                                ---------------
TOTAL RIGHTS/WARRANTS..............................                   2,677,217
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves,
        0.089%.....................................  28,436,050      28,436,050
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (14.2%)
(S)@  DFA Short Term Investment Fund............... 159,766,143   1,848,494,275
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,347,129,119)^^.........................             $13,076,682,685
                                                                ===============

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                     ------------------------------------------------------
                         LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                     --------------- -------------- ------- ---------------
Common Stocks
   Consumer
     Discretionary.. $ 1,731,011,799             --   --    $ 1,731,011,799
   Consumer
     Staples........     395,884,056             --   --        395,884,056
   Energy...........     849,843,683             --   --        849,843,683
   Financials.......   2,965,278,054 $       83,501   --      2,965,361,555
   Health Care......     658,217,664             --   --        658,217,664
   Industrials......   2,081,716,857             --   --      2,081,716,857
   Information
     Technology.....   1,710,240,806             --   --      1,710,240,806
   Materials........     739,619,210             --   --        739,619,210
   Other............              --             --   --                 --
   Real Estate
     Investment
     Trusts.........       7,299,261             --   --          7,299,261
   Telecommunication
     Services.......      49,722,491             --   --         49,722,491
   Utilities........       8,157,761             --   --          8,157,761
Preferred
  Stocks
   Other............              --             --   --                 --
Rights/Warrants.....              --      2,677,217   --          2,677,217
Temporary Cash
  Investments.......      28,436,050             --   --         28,436,050
Securities
  Lending
  Collateral........              --  1,848,494,275   --      1,848,494,275
                     --------------- --------------   --    ---------------
TOTAL............... $11,225,427,692 $1,851,254,993   --    $13,076,682,685
                     =============== ==============   ==    ===============

                         U.S. CORE EQUITY 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                        SHARES    VALUE+
                                                        ------- -----------
COMMON STOCKS -- (90.1%)

Consumer Discretionary -- (14.1%)
*   1-800-Flowers.com, Inc. Class A....................  25,370 $   200,169
    Aaron's, Inc.......................................  84,741   2,682,900
#   Abercrombie & Fitch Co. Class A....................  76,712   1,957,690
    Advance Auto Parts, Inc............................  46,700   7,425,300
#*  Aeropostale, Inc...................................  58,751     143,352
#*  AG&E Holdings, Inc.................................   2,858       2,086
    AH Belo Corp. Class A..............................  15,518     139,972
*   Amazon.com, Inc.................................... 158,292  56,119,263
*   Ambassadors Group, Inc.............................   8,122      20,467
#*  AMC Networks, Inc. Class A.........................  66,794   4,455,160
    AMCON Distributing Co..............................     247      20,069
*   America's Car-Mart, Inc............................  10,832     575,288
#*  American Axle & Manufacturing Holdings, Inc........  87,985   2,142,435
#   American Eagle Outfitters, Inc..................... 189,847   2,665,452
#*  American Public Education, Inc.....................  24,120     809,708
*   ANN, Inc...........................................  90,155   2,984,131
*   Apollo Education Group, Inc. Class A............... 151,474   3,826,233
    Aramark............................................  12,315     385,706
#   Arctic Cat, Inc....................................  13,626     458,106
    Ark Restaurants Corp...............................   2,510      61,821
*   Asbury Automotive Group, Inc.......................  46,148   3,424,643
*   Ascena Retail Group, Inc........................... 165,300   1,910,868
#*  Ascent Capital Group, Inc. Class A.................  14,541     615,230
#   Autoliv, Inc.......................................  77,271   8,195,362
#*  AutoNation, Inc....................................  89,331   5,325,914
*   AutoZone, Inc......................................  14,151   8,447,581
*   Ballantyne Strong, Inc.............................  10,077      41,215
*   Barnes & Noble, Inc................................ 101,192   2,377,000
    Bassett Furniture Industries, Inc..................   7,766     172,561
    Beasley Broadcast Group, Inc. Class A..............   3,374      17,612
*   Beazer Homes USA, Inc..............................  11,219     177,260
#   bebe stores, Inc...................................  97,073     347,521
#*  Bed Bath & Beyond, Inc............................. 182,462  13,642,684
*   Belmond, Ltd. Class A..............................  83,221     914,599
    Best Buy Co., Inc.................................. 371,314  13,070,253
    Big 5 Sporting Goods Corp..........................  36,574     435,596
#   Big Lots, Inc......................................  72,747   3,339,815
*   Biglari Holdings, Inc..............................   1,857     768,742
#*  BJ's Restaurants, Inc..............................  36,363   1,610,517
*   Bloomin' Brands, Inc............................... 187,057   4,623,114
#*  Blue Nile, Inc.....................................  15,801     491,095
    Blyth, Inc.........................................  11,136      82,518
#   Bob Evans Farms, Inc...............................  26,941   1,518,664
#   Bon-Ton Stores, Inc. (The).........................  13,310      72,939
*   Books-A-Million, Inc...............................   9,373      23,620
    BorgWarner, Inc.................................... 137,621   7,432,910
#   Bowl America, Inc. Class A.........................   1,576      22,852
#*  Boyd Gaming Corp...................................  37,566     490,612
*   Bravo Brio Restaurant Group, Inc...................  19,393     255,018
#*  Bridgepoint Education, Inc.........................  44,168     435,938
#*  Bright Horizons Family Solutions, Inc..............  12,908     626,683

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Consumer Discretionary -- (Continued)
    Brinker International, Inc.........................    69,872 $ 4,082,621
    Brown Shoe Co., Inc................................    57,520   1,632,993
#   Brunswick Corp.....................................   104,833   5,690,335
#   Buckle, Inc. (The).................................    23,083   1,172,386
#*  Buffalo Wild Wings, Inc............................    25,315   4,514,171
*   Build-A-Bear Workshop, Inc.........................    19,166     395,203
#*  Cabela's, Inc......................................    53,932   2,963,563
#   Cablevision Systems Corp. Class A..................   242,909   4,595,838
#   Callaway Golf Co...................................   129,263   1,054,786
*   Cambium Learning Group, Inc........................    45,231     113,530
*   Canterbury Park Holding Corp.......................     2,402      24,140
    Capella Education Co...............................    18,809   1,278,824
*   Career Education Corp..............................   111,923     624,530
#*  CarMax, Inc........................................   131,688   8,177,825
*   Carmike Cinemas, Inc...............................    24,290     672,104
    Carnival Corp......................................   132,473   5,823,513
#   Carriage Services, Inc.............................    20,619     449,494
*   Carrols Restaurant Group, Inc......................    28,600     227,656
    Carter's, Inc......................................    88,050   7,175,195
    Cato Corp. (The) Class A...........................    35,471   1,503,970
*   Cavco Industries, Inc..............................     9,705     713,415
    CBS Corp. Class A..................................     9,684     541,868
    CBS Corp. Class B..................................   191,865  10,516,121
#*  Central European Media Enterprises, Ltd. Class A...    30,475      79,235
#*  Charles & Colvard, Ltd.............................    17,475      31,455
#*  Charter Communications, Inc. Class A...............    71,591  10,818,474
#   Cheesecake Factory, Inc. (The).....................    87,690   4,604,602
    Cherokee, Inc......................................     3,363      61,139
    Chico's FAS, Inc...................................   181,836   3,033,024
#   Children's Place, Inc. (The).......................    28,532   1,710,493
*   Chipotle Mexican Grill, Inc........................    12,270   8,709,737
#   Choice Hotels International, Inc...................    64,767   3,720,864
*   Christopher & Banks Corp...........................    36,826     191,863
    Churchill Downs, Inc...............................    18,070   1,716,469
#*  Chuy's Holdings, Inc...............................     4,471      95,545
*   Cinedigm Corp......................................    52,434      78,127
    Cinemark Holdings, Inc.............................   132,538   4,926,437
*   Citi Trends, Inc...................................    20,814     476,432
    Clear Channel Outdoor Holdings, Inc. Class A.......    33,565     303,763
    ClubCorp Holdings, Inc.............................     8,776     149,280
    Coach, Inc.........................................   167,640   6,234,532
*   Coast Distribution System, Inc. (The)..............       890       3,079
    Collectors Universe, Inc...........................     3,602      84,647
    Columbia Sportswear Co.............................    62,528   2,657,440
    Comcast Corp. Class A.............................. 1,226,713  65,193,662
#   Comcast Corp. Special Class A......................   236,564  12,514,236
#*  Conn's, Inc........................................    29,186     459,388
    Cooper Tire & Rubber Co............................    85,330   2,968,631
    Core-Mark Holding Co., Inc.........................    24,702   1,647,129
#   Cracker Barrel Old Country Store, Inc..............    40,009   5,381,611
#*  Crocs, Inc.........................................    96,113   1,018,798
#*  Crown Media Holdings, Inc. Class A.................    16,884      54,029
    CSS Industries, Inc................................     2,658      72,298

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
    CST Brands, Inc.................................... 129,925 $ 5,599,768
    Culp, Inc..........................................  10,739     215,747
#*  Cumulus Media, Inc. Class A........................  66,466     231,302
    Dana Holding Corp.................................. 285,697   5,962,496
#   Darden Restaurants, Inc............................ 100,706   6,181,334
#*  Deckers Outdoor Corp...............................  33,088   2,185,462
*   Del Frisco's Restaurant Group, Inc.................  23,109     458,251
    Delphi Automotive P.L.C............................ 136,795   9,401,920
#*  Delta Apparel, Inc.................................   6,441      59,579
*   Denny's Corp.......................................  61,218     666,052
    Destination Maternity Corp.........................  10,940     167,491
#*  Destination XL Group, Inc..........................  50,786     257,993
#   DeVry Education Group, Inc.........................  78,045   3,309,888
*   DGSE Cos., Inc.....................................   3,733       5,637
*   Diamond Resorts International, Inc.................  10,421     295,748
    Dick's Sporting Goods, Inc......................... 106,207   5,485,592
    Dillard's, Inc. Class A............................  54,197   6,156,779
    DineEquity, Inc....................................  37,724   4,027,037
*   DIRECTV............................................ 130,949  11,167,331
*   Discovery Communications, Inc......................  82,372   2,296,531
#*  Discovery Communications, Inc. Class A.............  36,788   1,066,300
*   Discovery Communications, Inc. Class B.............   1,400      39,312
*   DISH Network Corp. Class A......................... 101,422   7,135,038
#*  Dixie Group, Inc. (The)............................   4,689      37,887
*   Dollar General Corp................................ 201,729  13,527,947
*   Dollar Tree, Inc................................... 132,994   9,455,873
#   Domino's Pizza, Inc................................  60,640   6,006,392
#*  Dorman Products, Inc...............................  43,480   1,988,340
    Dover Motorsports, Inc.............................   3,182       8,400
    DR Horton, Inc..................................... 238,373   5,844,906
#*  DreamWorks Animation SKG, Inc. Class A.............  78,702   1,469,366
*   Drew Industries, Inc...............................  31,325   1,575,021
    DSW, Inc. Class A..................................  93,189   3,313,801
#   Dunkin' Brands Group, Inc.......................... 175,011   8,279,770
    Educational Development Corp.......................   1,932       7,979
*   Eldorado Resorts, Inc..............................  11,682      46,319
    Emerson Radio Corp.................................  14,810      15,402
#*  Entercom Communications Corp. Class A..............  23,008     266,203
#   Entravision Communications Corp. Class A...........  83,331     514,152
#   Escalade, Inc......................................   9,623     146,655
#   Ethan Allen Interiors, Inc.........................  33,730     918,131
*   EVINE Live, Inc....................................  36,640     229,733
#*  EW Scripps Co. (The) Class A.......................  41,271     814,277
    Expedia, Inc.......................................  69,202   5,946,528
*   Express, Inc.......................................  67,193     878,884
    Family Dollar Stores, Inc..........................  40,299   3,066,754
#*  Famous Dave's Of America, Inc......................   4,605     139,393
#*  Federal-Mogul Holdings Corp........................  88,480   1,197,134
#*  Fiesta Restaurant Group, Inc.......................  23,812   1,406,575
    Finish Line, Inc. (The) Class A....................  57,792   1,363,891
#*  Five Below, Inc....................................  53,406   1,779,488
#   Flanigan's Enterprises, Inc........................     300      11,475
    Flexsteel Industries, Inc..........................   3,267      97,357

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Consumer Discretionary -- (Continued)
    Foot Locker, Inc...................................   158,387 $ 8,429,356
    Ford Motor Co...................................... 1,881,289  27,673,761
*   Fossil Group, Inc..................................    84,989   8,311,924
*   Francesca's Holdings Corp..........................    27,924     442,875
    Fred's, Inc. Class A...............................    34,559     573,679
    Frisch's Restaurants, Inc..........................     2,853      79,028
#*  FTD Cos., Inc......................................    22,621     774,769
#*  Fuel Systems Solutions, Inc........................    18,605     199,818
*   Full House Resorts, Inc............................     8,200      11,234
#*  G-III Apparel Group, Ltd...........................    26,171   2,543,821
*   Gaiam, Inc. Class A................................     8,701      63,691
#   GameStop Corp. Class A.............................   208,279   7,341,835
*   Gaming Partners International Corp.................     4,515      37,429
    Gannett Co., Inc...................................   207,876   6,446,235
#   Gap, Inc. (The)....................................   247,999  10,215,079
#   Garmin, Ltd........................................    89,364   4,679,099
#*  Geeknet, Inc.......................................     3,235      25,362
    General Motors Co..................................   545,884  17,806,736
*   Genesco, Inc.......................................    27,129   1,938,367
    Gentex Corp........................................   334,187   5,577,581
*   Gentherm, Inc......................................    44,092   1,621,704
    Genuine Parts Co...................................    80,944   7,522,935
    GNC Holdings, Inc. Class A.........................   149,052   6,608,966
    Goodyear Tire & Rubber Co. (The)...................   192,374   4,663,146
#*  Gordmans Stores, Inc...............................     9,185      33,985
    Graham Holdings Co. Class B........................     6,535   6,112,316
#*  Grand Canyon Education, Inc........................    57,864   2,535,600
#*  Gray Television, Inc...............................    63,627     601,911
*   Gray Television, Inc. Class A......................       600       4,500
#*  Green Brick Partners, Inc..........................       530       3,885
    Group 1 Automotive, Inc............................    34,543   2,776,912
#*  Groupon, Inc.......................................   228,087   1,633,103
#   Guess?, Inc........................................    89,660   1,683,815
    H&R Block, Inc.....................................   172,262   5,905,141
#*  Hampshire Group, Ltd...............................       689       1,240
    Hanesbrands, Inc...................................    68,346   7,612,377
    Harley-Davidson, Inc...............................   136,341   8,412,240
    Harman International Industries, Inc...............    35,262   4,571,013
    Harte-Hanks, Inc...................................    66,335     482,255
#   Hasbro, Inc........................................    70,400   3,866,368
    Haverty Furniture Cos., Inc........................    24,372     595,408
    Haverty Furniture Cos., Inc. Class A...............     1,608      39,927
*   Helen of Troy, Ltd.................................    32,270   2,427,349
#*  hhgregg, Inc.......................................    27,171     149,169
#*  Hibbett Sports, Inc................................    22,994   1,081,638
*   Hilton Worldwide Holdings, Inc.....................    28,200     732,354
    Home Depot, Inc. (The).............................   634,947  66,301,166
    Hooker Furniture Corp..............................     9,849     177,676
#*  Hovnanian Enterprises, Inc. Class A................    11,285      38,820
#   HSN, Inc...........................................    67,115   5,197,386
*   Hyatt Hotels Corp. Class A.........................    31,556   1,775,341
#*  Iconix Brand Group, Inc............................    60,513   2,011,452
    International Game Technology......................   213,851   3,618,359

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#   International Speedway Corp. Class A...............  34,218 $   995,402
    Interpublic Group of Cos., Inc. (The).............. 278,143   5,546,171
    Interval Leisure Group, Inc........................  59,213   1,366,636
#*  iRobot Corp........................................  22,770     718,394
#*  Isle of Capri Casinos, Inc.........................  25,942     265,646
#*  ITT Educational Services, Inc......................   8,984      65,314
    Jack in the Box, Inc...............................  57,560   4,880,512
#*  JAKKS Pacific, Inc.................................  12,915      77,748
#*  Jamba, Inc.........................................  15,484     254,402
*   Jarden Corp........................................  74,175   3,561,884
#*  JC Penney Co., Inc................................. 259,063   1,883,388
    John Wiley & Sons, Inc. Class A....................  57,753   3,578,376
    John Wiley & Sons, Inc. Class B....................   4,638     286,489
    Johnson Controls, Inc.............................. 311,700  14,484,699
    Johnson Outdoors, Inc. Class A.....................   8,183     245,490
*   Journal Communications, Inc. Class A...............  44,742     449,657
*   K12, Inc...........................................  43,605     620,063
#*  Kate Spade & Co....................................  64,200   2,024,226
#   KB Home............................................  62,897     783,697
#*  Kirkland's, Inc....................................  19,415     451,787
#   Kohl's Corp........................................ 270,655  16,163,517
*   Kona Grill, Inc....................................   4,321     101,544
    Koss Corp..........................................   1,533       3,035
#*  Krispy Kreme Doughnuts, Inc........................  52,657   1,025,232
    L Brands, Inc...................................... 126,640  10,717,543
    La-Z-Boy, Inc......................................  54,252   1,447,986
#*  Lakeland Industries, Inc...........................   3,968      33,728
#*  Lands' End, Inc....................................  22,424     777,889
    Las Vegas Sands Corp............................... 183,995  10,003,808
o*  Lazare Kaplan International, Inc...................   1,600       2,504
#*  LeapFrog Enterprises, Inc..........................  50,254     119,605
    Lear Corp..........................................  87,852   8,815,948
*   Learning Tree International, Inc...................   6,151      12,240
#*  Lee Enterprises, Inc...............................  20,446      60,316
#   Leggett & Platt, Inc............................... 116,283   4,957,144
#   Lennar Corp. Class A............................... 120,994   5,433,841
    Lennar Corp. Class B...............................  17,482     631,275
    Libbey, Inc........................................  46,264   1,513,295
*   Liberty Broadband Corp.(530307206).................     598      29,601
*   Liberty Broadband Corp.(530307305).................  37,888   1,682,227
*   Liberty Broadband Corp. Class A....................  14,004     622,758
*   Liberty Global P.L.C. Class A......................  51,144   2,389,448
*   Liberty Global P.L.C. Class B......................     488      22,702
*   Liberty Global P.L.C. Series C..................... 275,623  12,565,653
*   Liberty Interactive Corp. Class A.................. 415,593  11,370,624
*   Liberty Interactive Corp. Class B..................   6,948     203,160
*   Liberty Media Corp................................. 116,561   3,977,061
*   Liberty Media Corp. Class A........................  56,016   1,907,345
*   Liberty Media Corp. Class B........................   2,392      94,843
*   Liberty TripAdvisor Holdings, Inc. Class A.........  71,392   1,709,124
*   Liberty TripAdvisor Holdings, Inc. Class B.........     694      17,572
*   Liberty Ventures Series A.......................... 130,872   4,888,069
*   Liberty Ventures Series B..........................   1,681      65,651

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#*  Life Time Fitness, Inc.............................  47,155 $ 2,577,964
#   Lifetime Brands, Inc...............................  10,549     166,463
#   Lincoln Educational Services Corp..................  13,802      35,885
#   Lions Gate Entertainment Corp...................... 106,634   3,063,595
    Lithia Motors, Inc. Class A........................  37,166   3,147,960
*   Live Nation Entertainment, Inc..................... 229,877   5,464,176
#*  LKQ Corp........................................... 182,344   4,706,299
*   Loral Space & Communications, Inc..................  14,301   1,028,385
    Lowe's Cos., Inc................................... 473,165  32,061,660
#*  Luby's, Inc........................................  19,164      93,520
#*  Lululemon Athletica, Inc...........................  66,936   4,433,841
#*  Lumber Liquidators Holdings, Inc...................  22,193   1,401,488
*   M/I Homes, Inc.....................................  40,621     838,417
    Macy's, Inc........................................ 186,926  11,940,833
*   Madison Square Garden Co. (The) Class A............  84,547   6,404,435
    Marcus Corp. (The).................................  15,379     290,048
#   Marine Products Corp...............................  20,779     150,232
#*  MarineMax, Inc.....................................  29,412     750,300
#   Marriott International, Inc. Class A............... 110,070   8,200,215
    Marriott Vacations Worldwide Corp..................  33,537   2,565,581
#*  Martha Stewart Living Omnimedia, Inc. Class A......  35,026     162,521
#   Mattel, Inc........................................ 189,477   5,096,931
#*  Mattress Firm Holding Corp.........................   1,120      64,534
*   McClatchy Co. (The) Class A........................  65,819     165,206
    McDonald's Corp.................................... 473,302  43,752,037
#   MDC Holdings, Inc..................................  80,966   2,024,150
#*  Media General, Inc.................................  15,715     224,725
#   Men's Wearhouse, Inc. (The)........................  49,217   2,287,114
#   Meredith Corp......................................  44,642   2,324,063
#*  Meritage Homes Corp................................  62,772   2,285,529
*   MGM Resorts International.......................... 404,869   7,886,848
*   Michael Kors Holdings, Ltd......................... 110,607   7,829,870
*   Modine Manufacturing Co............................  62,502     761,899
*   Mohawk Industries, Inc.............................  54,493   8,993,525
*   Monarch Casino & Resort, Inc.......................  15,093     261,109
#   Monro Muffler Brake, Inc...........................  32,802   1,874,306
    Morningstar, Inc...................................  37,240   2,479,812
#*  Motorcar Parts of America, Inc.....................  22,394     584,931
    Movado Group, Inc..................................  19,211     461,640
*   Murphy USA, Inc....................................  66,908   4,670,847
#   NACCO Industries, Inc. Class A.....................   8,197     451,245
#*  Nathan's Famous, Inc...............................   2,974     239,229
#   National CineMedia, Inc............................  64,081     922,766
*   Nautilus, Inc......................................  40,409     575,424
*   Netflix, Inc.......................................  14,737   6,510,807
#*  Nevada Gold & Casinos, Inc.........................     700         854
*   New York & Co., Inc................................  53,002     121,905
#   New York Times Co. (The) Class A................... 131,448   1,654,930
    Newell Rubbermaid, Inc............................. 142,092   5,238,932
*   News Corp. Class A................................. 169,493   2,523,751
*   News Corp. Class B.................................  76,093   1,098,783
#   Nexstar Broadcasting Group, Inc. Class A...........  33,780   1,685,453
    NIKE, Inc. Class B................................. 274,601  25,331,942

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
*   Nobility Homes, Inc................................   1,105 $    10,387
    Nordstrom, Inc..................................... 123,389   9,402,242
*   Norwegian Cruise Line Holdings, Ltd................  75,141   3,288,170
#   Nutrisystem, Inc...................................  37,395     666,379
*   NVR, Inc...........................................   3,541   4,441,228
*   O'Reilly Automotive, Inc...........................  69,214  12,967,935
*   Office Depot, Inc.................................. 725,686   5,515,214
#   Omnicom Group, Inc................................. 163,222  11,882,562
#*  Orbitz Worldwide, Inc.............................. 135,737   1,252,853
#*  Outerwall, Inc.....................................  20,260   1,257,741
#*  Overstock.com, Inc.................................   9,836     220,130
    Oxford Industries, Inc.............................  18,146   1,015,087
#*  P&F Industries, Inc. Class A.......................     504       3,830
#*  Pacific Sunwear of California, Inc.................  44,547     122,504
#*  Panera Bread Co. Class A...........................  23,917   4,110,376
    Papa John's International, Inc.....................  42,717   2,710,821
#*  Penn National Gaming, Inc.......................... 105,198   1,574,814
    Penske Automotive Group, Inc....................... 116,735   5,644,137
*   Pep Boys-Manny, Moe & Jack (The)...................  49,846     420,202
*   Perfumania Holdings, Inc...........................   2,203      12,436
*   Perry Ellis International, Inc.....................  13,637     326,061
#   PetMed Express, Inc................................  14,214     223,160
    PetSmart, Inc......................................  56,053   4,579,810
#   Pier 1 Imports, Inc................................  82,564   1,387,901
#*  Pinnacle Entertainment, Inc........................  36,695     776,099
#   Polaris Industries, Inc............................  42,836   6,193,657
    Pool Corp..........................................  45,551   2,833,728
*   Popeyes Louisiana Kitchen, Inc.....................  24,886   1,428,954
*   Priceline Group, Inc. (The)........................  18,967  19,146,807
    PulteGroup, Inc.................................... 204,214   4,204,766
    PVH Corp...........................................  44,772   4,936,561
*   QEP Co., Inc.......................................     352       6,266
#*  Quiksilver, Inc.................................... 164,480     307,578
#*  Radio One, Inc. Class D............................  16,485      30,992
#   Ralph Lauren Corp..................................  35,942   5,998,360
#*  RCI Hospitality Holdings, Inc......................   7,842      76,460
#*  Reading International, Inc. Class A................   5,859      70,835
#*  Red Lion Hotels Corp...............................  13,744      88,236
#*  Red Robin Gourmet Burgers, Inc.....................  18,409   1,426,698
#   Regal Entertainment Group Class A.................. 144,650   3,060,794
*   Regis Corp.........................................  51,358     808,889
    Remy International, Inc............................  12,160     258,643
#   Rent-A-Center, Inc.................................  88,792   3,043,790
#*  Rentrak Corp.......................................   4,450     342,339
#*  Restoration Hardware Holdings, Inc.................  39,288   3,438,879
    Rocky Brands, Inc..................................   5,087      69,743
    Ross Stores, Inc................................... 135,898  12,463,206
    Royal Caribbean Cruises, Ltd....................... 174,781  13,204,705
#*  Ruby Tuesday, Inc..................................  68,818     414,284
    Ruth's Hospitality Group, Inc......................  52,316     759,628
#   Ryland Group, Inc. (The)...........................  39,522   1,586,808
#   Saga Communications, Inc. Class A..................   1,544      62,794
#   Salem Communications Corp. Class A.................  12,181      84,902

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Consumer Discretionary -- (Continued)
*   Sally Beauty Holdings, Inc.........................   173,104 $ 5,380,072
#   Scholastic Corp....................................    19,372     712,502
#*  Scientific Games Corp. Class A.....................    76,458     902,969
#   Scripps Networks Interactive, Inc. Class A.........    67,492   4,798,006
#*  Sears Holdings Corp................................    74,551   2,373,704
    SeaWorld Entertainment, Inc........................     7,940     139,029
#*  Select Comfort Corp................................    70,344   2,099,065
#   Service Corp. International........................   309,660   7,007,606
#*  Shiloh Industries, Inc.............................    17,372     212,460
    Shoe Carnival, Inc.................................    20,387     473,386
#*  Shutterfly, Inc....................................    33,334   1,462,363
    Signet Jewelers, Ltd...............................    64,223   7,778,048
#   Sinclair Broadcast Group, Inc. Class A.............   104,547   2,586,493
#*  Sirius XM Holdings, Inc............................ 1,934,776   6,868,455
#   Six Flags Entertainment Corp.......................    86,917   3,733,954
*   Sizmek, Inc........................................    27,927     166,445
#*  Skechers U.S.A., Inc. Class A......................    36,498   2,202,654
*   Skullcandy, Inc....................................    31,317     313,796
#*  Skyline Corp.......................................     4,311      16,166
#*  Smith & Wesson Holding Corp........................     8,213     101,020
#   Sonic Automotive, Inc. Class A.....................    53,620   1,320,661
    Sonic Corp.........................................    62,894   1,903,801
#   Sotheby's..........................................    87,310   3,715,041
*   Spanish Broadcasting System, Inc. Class A..........     1,868       4,950
    Spartan Motors, Inc................................    27,734     144,494
#   Speedway Motorsports, Inc..........................    32,195     717,627
    Stage Stores, Inc..................................    52,560   1,051,200
    Standard Motor Products, Inc.......................    26,939     982,196
#*  Standard Pacific Corp..............................   296,293   2,079,977
*   Stanley Furniture Co., Inc.........................     8,749      25,897
#   Staples, Inc.......................................   486,764   8,299,326
    Starbucks Corp.....................................   359,217  31,442,264
    Starwood Hotels & Resorts Worldwide, Inc...........    92,809   6,679,464
#*  Starz..............................................   100,881   2,978,007
*   Starz Class B......................................     2,392      71,186
    Stein Mart, Inc....................................    37,682     518,504
*   Steiner Leisure, Ltd...............................    14,899     649,894
#*  Steven Madden, Ltd.................................    85,648   2,941,152
#*  Stoneridge, Inc....................................    29,966     378,171
#   Strattec Security Corp.............................     2,661     167,643
#*  Strayer Education, Inc.............................    13,362     895,254
#   Sturm Ruger & Co., Inc.............................     9,700     391,880
#   Superior Industries International, Inc.............    21,344     389,528
    Superior Uniform Group, Inc........................     5,000     189,750
    Sypris Solutions, Inc..............................    12,624      30,234
#*  Systemax, Inc......................................    27,440     358,641
    Tandy Leather Factory, Inc.........................    14,264     121,815
    Target Corp........................................   302,235  22,247,518
#*  Taylor Morrison Home Corp. Class A.................    15,143     269,091
#*  Tempur Sealy International, Inc....................    56,369   3,101,986
#*  Tenneco, Inc.......................................    62,873   3,232,930
#*  Tesla Motors, Inc..................................    35,679   7,264,244
#   Texas Roadhouse, Inc...............................    88,668   2,978,358

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
    Thor Industries, Inc...............................  62,883 $ 3,543,457
    Tiffany & Co.......................................  48,874   4,234,443
*   Tilly's, Inc. Class A..............................   4,300      59,082
    Time Warner Cable, Inc.............................  96,502  13,136,817
    Time Warner, Inc................................... 483,799  37,702,456
    Time, Inc..........................................  39,790     996,342
    TJX Cos., Inc. (The)............................... 333,890  22,016,707
*   Toll Brothers, Inc................................. 158,416   5,484,362
*   Tower International, Inc...........................  24,589     582,022
#   Town Sports International Holdings, Inc............  17,552     115,492
#   Tractor Supply Co..................................  84,004   6,818,605
    Trans World Entertainment Corp.....................     200         694
#*  TRI Pointe Homes, Inc..............................  21,799     312,380
*   TripAdvisor, Inc...................................  64,669   4,333,470
*   TRW Automotive Holdings Corp....................... 119,251  12,303,126
#*  Tuesday Morning Corp...............................  27,700     490,290
#*  Tumi Holdings, Inc.................................  73,671   1,670,122
#   Tupperware Brands Corp.............................  44,341   2,997,895
    Twenty-First Century Fox, Inc. Class A............. 523,443  17,357,370
    Twenty-First Century Fox, Inc. Class B............. 169,346   5,393,670
*   Ulta Salon Cosmetics & Fragrance, Inc..............  32,623   4,304,279
#*  Under Armour, Inc. Class A.........................  70,114   5,053,817
*   Unifi, Inc.........................................  15,429     497,277
#*  Universal Electronics, Inc.........................  18,256   1,163,637
    Universal Technical Institute, Inc.................  16,908     138,138
#*  UQM Technologies, Inc..............................  12,948      12,302
#*  Urban Outfitters, Inc.............................. 176,080   6,138,149
*   US Auto Parts Network, Inc.........................  14,602      34,315
    Vail Resorts, Inc..................................  43,984   3,860,036
    Value Line, Inc....................................   2,920      44,296
    VF Corp............................................ 124,525   8,638,299
    Viacom, Inc. Class A...............................   7,238     469,312
    Viacom, Inc. Class B............................... 160,007  10,307,651
*   Visteon Corp.......................................  75,418   7,311,775
#*  Vitamin Shoppe, Inc................................  31,817   1,344,905
#*  VOXX International Corp............................  27,808     222,464
    Walt Disney Co. (The).............................. 524,869  47,742,084
#*  Weight Watchers International, Inc.................  38,632     639,746
#   Wendy's Co. (The).................................. 476,252   5,019,696
#*  West Marine, Inc...................................  17,350     208,200
#   Weyco Group, Inc...................................   6,018     162,606
    Whirlpool Corp.....................................  83,597  16,642,491
*   William Lyon Homes Class A.........................     871      16,619
    Williams-Sonoma, Inc...............................  99,711   7,802,386
#   Winmark Corp.......................................   2,493     203,204
#   Winnebago Industries, Inc..........................  39,670     789,036
#   Wolverine World Wide, Inc.......................... 118,399   3,332,932
    Wyndham Worldwide Corp............................. 114,420   9,587,252
#   Wynn Resorts, Ltd..................................  31,740   4,695,933
    Yum! Brands, Inc................................... 209,171  15,118,880
#*  Zagg, Inc..........................................  34,148     205,912

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
#*  Zumiez, Inc.......................................    39,272 $    1,464,453
                                                                 --------------
Total Consumer Discretionary..........................            1,763,152,827
                                                                 --------------
Consumer Staples -- (7.2%)
#   Alico, Inc........................................     6,442        306,253
*   Alliance One International, Inc...................    82,516         86,642
    Altria Group, Inc.................................   925,745     49,157,059
    Andersons, Inc. (The).............................    37,467      1,685,266
    Archer-Daniels-Midland Co.........................   233,293     10,878,453
#   Avon Products, Inc................................   150,757      1,166,859
#   B&G Foods, Inc....................................    85,001      2,536,430
#*  Boston Beer Co., Inc. (The) Class A...............     7,877      2,477,474
#*  Boulder Brands, Inc...............................    52,929        530,878
*   Bridgford Foods Corp..............................     2,501         20,120
#   Brown-Forman Corp. Class A........................    18,798      1,667,759
    Brown-Forman Corp. Class B........................    63,597      5,651,865
    Bunge, Ltd........................................    80,696      7,224,713
#   Cal-Maine Foods, Inc..............................    51,938      1,820,427
#   Calavo Growers, Inc...............................    17,836        715,402
#   Campbell Soup Co..................................   195,948      8,962,661
#   Casey's General Stores, Inc.......................    61,923      5,653,570
*   CCA Industries, Inc...............................     3,400         11,900
*   Central Garden and Pet Co.........................    11,250         95,062
#*  Central Garden and Pet Co. Class A................    47,588        433,051
#*  Chefs' Warehouse, Inc. (The)......................    10,804        231,098
    Church & Dwight Co., Inc..........................    76,639      6,201,628
#   Clorox Co. (The)..................................    81,828      8,731,866
#   Coca-Cola Bottling Co. Consolidated...............     8,426        821,872
    Coca-Cola Co. (The)............................... 1,576,552     64,906,646
    Coca-Cola Enterprises, Inc........................   226,430      9,532,703
#*  Coffee Holding Co., Inc...........................       300          1,515
    Colgate-Palmolive Co..............................   426,897     28,824,085
    ConAgra Foods, Inc................................   278,582      9,870,160
*   Constellation Brands, Inc. Class A................   107,244     11,845,100
*   Constellation Brands, Inc. Class B................     3,160        358,613
    Costco Wholesale Corp.............................   175,431     25,084,879
#*  Craft Brew Alliance, Inc..........................    13,966        166,195
#*  Crimson Wine Group, Ltd...........................    15,327        137,943
    CVS Health Corp...................................   522,255     51,264,551
*   Darling Ingredients, Inc..........................   193,157      3,279,806
#   Dean Foods Co.....................................   104,150      1,887,198
#*  Diamond Foods, Inc................................    19,158        470,904
    Dr Pepper Snapple Group, Inc......................   111,211      8,593,274
    Energizer Holdings, Inc...........................    47,755      6,113,117
    Estee Lauder Cos., Inc. (The) Class A.............   106,305      7,504,070
#*  Farmer Bros. Co...................................    17,939        536,555
#   Flowers Foods, Inc................................   222,889      4,359,709
#   Fresh Del Monte Produce, Inc......................    79,059      2,658,754
#*  Fresh Market, Inc. (The)..........................    23,061        878,855
    General Mills, Inc................................   287,380     15,081,702
    Golden Enterprises, Inc...........................     3,860         13,857
#*  Hain Celestial Group, Inc. (The)..................    72,252      3,812,738
#   Herbalife, Ltd....................................    59,513      1,813,956

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Staples -- (Continued)
    Hershey Co. (The)..................................  67,817 $ 6,931,576
    Hormel Foods Corp.................................. 104,785   5,367,088
#   Ingles Markets, Inc. Class A.......................  18,632     794,655
    Ingredion, Inc..................................... 101,824   8,211,087
    Inter Parfums, Inc.................................  31,171     783,951
*   Inventure Foods, Inc...............................   1,478      15,031
    J&J Snack Foods Corp...............................  16,341   1,603,379
    JM Smucker Co. (The)...............................  79,826   8,234,052
#   John B. Sanfilippo & Son, Inc......................   8,763     319,587
    Kellogg Co......................................... 121,594   7,974,134
#   Keurig Green Mountain, Inc.........................  47,520   5,824,051
    Kimberly-Clark Corp................................ 174,520  18,841,179
    Kraft Foods Group, Inc............................. 271,497  17,739,614
    Kroger Co. (The)................................... 222,131  15,338,145
    Lancaster Colony Corp..............................  33,704   3,031,001
*   Landec Corp........................................  37,971     484,890
#*  Lifeway Foods, Inc.................................   3,699      67,692
    Limoneira Co.......................................     244       5,075
    Lorillard, Inc.....................................  99,950   6,557,719
*   Mannatech, Inc.....................................     740      13,838
    McCormick & Co., Inc.(579780107)...................   3,498     250,929
#   McCormick & Co., Inc.(579780206)...................  48,235   3,443,497
    Mead Johnson Nutrition Co.......................... 100,447   9,893,025
#*  Medifast, Inc......................................  24,745     784,169
    MGP Ingredients, Inc...............................  10,602     168,148
#   Molson Coors Brewing Co. Class A...................   1,162      95,749
    Molson Coors Brewing Co. Class B...................  95,331   7,238,483
    Mondelez International, Inc. Class A............... 608,602  21,447,134
*   Monster Beverage Corp.............................. 107,227  12,540,198
*   National Beverage Corp.............................  34,376     747,334
*   Natural Alternatives International, Inc............   2,740      14,577
#*  Natural Grocers by Vitamin Cottage, Inc............   1,994      61,415
#   Nature's Sunshine Products, Inc....................     200       2,766
#   Nu Skin Enterprises, Inc. Class A..................  29,862   1,223,745
*   Nutraceutical International Corp...................   9,876     192,977
#   Oil-Dri Corp. of America...........................   4,211     128,941
*   Omega Protein Corp.................................  30,582     322,334
#   Orchids Paper Products Co..........................   3,281      89,473
*   Pantry, Inc. (The).................................  38,039   1,403,639
    PepsiCo, Inc....................................... 718,332  67,365,175
    Philip Morris International, Inc................... 515,439  41,358,825
#   Pilgrim's Pride Corp............................... 135,481   3,678,309
    Pinnacle Foods, Inc................................  75,512   2,716,167
#*  Post Holdings, Inc.................................  43,983   2,078,197
#   Pricesmart, Inc....................................  34,488   2,820,429
*   Primo Water Corp...................................   5,500      23,265
    Procter & Gamble Co. (The)......................... 866,572  73,043,354
*   Reliv International, Inc...........................   2,740       3,315
#*  Revlon, Inc. Class A...............................  31,659   1,036,516
    Reynolds American, Inc............................. 148,283  10,075,830
*   Rite Aid Corp...................................... 755,659   5,274,500
    Rocky Mountain Chocolate Factory, Inc..............   3,966      53,739
#   Sanderson Farms, Inc...............................  41,613   3,327,375

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Staples -- (Continued)
*   Seaboard Corp......................................     540 $  2,065,495
*   Seneca Foods Corp. Class A.........................   7,423      192,107
*   Seneca Foods Corp. Class B.........................   1,493       52,636
#   Snyder's-Lance, Inc................................  71,048    2,066,786
    SpartanNash Co.....................................  48,764    1,256,161
    Spectrum Brands Holdings, Inc......................  57,010    5,112,657
#*  Sprouts Farmers Market, Inc........................  95,269    3,468,744
#*  SUPERVALU, Inc..................................... 326,688    3,181,941
#   Sysco Corp......................................... 225,545    8,834,598
*   Tofutti Brands, Inc................................     456        2,417
#   Tootsie Roll Industries, Inc.......................  25,812      805,076
#*  TreeHouse Foods, Inc...............................  47,944    4,348,521
    Tyson Foods, Inc. Class A.......................... 254,529    9,936,812
#*  United Natural Foods, Inc..........................  44,672    3,452,252
    United-Guardian, Inc...............................   1,741       37,257
#   Universal Corp.....................................  21,805      875,689
#*  USANA Health Sciences, Inc.........................   9,599      941,086
#   Vector Group, Ltd..................................  72,979    1,633,270
    Village Super Market, Inc. Class A.................   4,375      126,744
    Wal-Mart Stores, Inc............................... 707,960   60,162,441
    Walgreens Boots Alliance, Inc...................... 225,062   16,598,322
    WD-40 Co...........................................  15,520    1,273,571
#   Weis Markets, Inc..................................  24,373    1,117,015
*   WhiteWave Foods Co. (The) Class A.................. 162,623    5,361,680
    Whole Foods Market, Inc............................ 174,802    9,106,310
                                                                ------------
Total Consumer Staples.................................          899,116,054
                                                                ------------
Energy -- (7.1%)
#*  Abraxas Petroleum Corp.............................   3,201        9,475
    Adams Resources & Energy, Inc......................   3,234      187,701
#   Alon USA Energy, Inc...............................  96,596    1,166,880
#*  Alpha Natural Resources, Inc....................... 222,776      231,687
    Anadarko Petroleum Corp............................ 280,852   22,959,651
    Apache Corp........................................ 163,758   10,246,338
#*  Approach Resources, Inc............................  32,109      201,323
#   Arch Coal, Inc..................................... 182,324      169,069
#   Atwood Oceanics, Inc...............................  70,909    2,026,579
    Baker Hughes, Inc.................................. 160,344    9,298,349
*   Barnwell Industries, Inc...........................   4,663       13,406
#*  Basic Energy Services, Inc.........................  52,682      309,770
#*  Bill Barrett Corp..................................  51,882      529,196
#*  Bonanza Creek Energy, Inc..........................  66,703    1,739,614
#   Bristow Group, Inc.................................  33,119    1,845,059
#*  C&J Energy Services, Inc...........................  64,696      666,369
    Cabot Oil & Gas Corp............................... 369,393    9,788,914
#*  California Resources Corp.......................... 170,810      874,547
#*  Callon Petroleum Co................................  68,079      371,031
*   Cameron International Corp......................... 183,483    8,216,369
#   CARBO Ceramics, Inc................................  21,127      692,543
*   Carrizo Oil & Gas, Inc.............................  64,461    2,907,191
*   Cheniere Energy, Inc............................... 139,133    9,931,314
#   Chesapeake Energy Corp............................. 705,955   13,540,217
    Chevron Corp....................................... 752,481   77,151,877

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Energy -- (Continued)
    Cimarex Energy Co..................................    99,200 $ 10,237,440
#*  Clayton Williams Energy, Inc.......................    16,725      934,927
#*  Clean Energy Fuels Corp............................    54,100      225,597
#*  Cloud Peak Energy, Inc.............................    70,350      477,677
#*  Cobalt International Energy, Inc...................   123,680    1,127,962
#   Comstock Resources, Inc............................    44,876      181,299
*   Concho Resources, Inc..............................    98,310   10,897,663
    ConocoPhillips.....................................   562,318   35,414,788
    CONSOL Energy, Inc.................................   119,326    3,454,488
*   Contango Oil & Gas Co..............................    18,297      550,191
#*  Continental Resources, Inc.........................    39,458    1,791,393
#   Core Laboratories NV...............................    27,972    2,594,403
#   CVR Energy, Inc....................................    38,934    1,491,951
#   Dawson Geophysical Co..............................     8,468       91,370
    Delek US Holdings, Inc.............................    76,136    2,348,796
#   Denbury Resources, Inc.............................   341,290    2,354,901
    Devon Energy Corp..................................   146,034    8,801,469
#   DHT Holdings, Inc..................................     4,917       36,140
#   Diamond Offshore Drilling, Inc.....................   111,452    3,514,082
*   Diamondback Energy, Inc............................    40,983    2,827,417
*   Dresser-Rand Group, Inc............................    71,667    5,739,093
*   Dril-Quip, Inc.....................................    32,784    2,433,556
#*  Emerald Oil, Inc...................................    63,636       52,372
#   Energen Corp.......................................    63,880    4,051,270
#   Energy XXI, Ltd....................................    98,756      290,343
*   ENGlobal Corp......................................    13,200       23,760
    EnLink Midstream LLC...............................    57,166    1,808,732
    EOG Resources, Inc.................................   365,806   32,567,708
    EQT Corp...........................................    58,848    4,380,645
*   Era Group, Inc.....................................    25,906      583,403
*   Escalera Resources Co..............................     6,980        3,077
    Evolution Petroleum Corp...........................     8,344       61,328
    Exterran Holdings, Inc.............................    77,446    2,099,561
    Exxon Mobil Corp................................... 2,003,943  175,184,697
*   FieldPoint Petroleum Corp..........................     4,233        7,662
*   FMC Technologies, Inc..............................   140,469    5,264,778
*   Forum Energy Technologies, Inc.....................    36,427      562,797
#   GasLog, Ltd........................................    51,417      899,283
#*  Gastar Exploration, Inc............................    88,544      207,193
#*  Geospace Technologies Corp.........................    10,281      246,538
#*  Goodrich Petroleum Corp............................     6,972       17,569
#   Green Plains, Inc..................................    42,179      987,410
*   Gulf Coast Ultra Deep Royalty Trust................   122,555      131,134
#   Gulf Island Fabrication, Inc.......................    13,735      227,589
#   Gulfmark Offshore, Inc. Class A....................    29,608      584,166
*   Gulfport Energy Corp...............................    64,790    2,493,767
#*  Halcon Resources Corp..............................   140,049      196,069
    Halliburton Co.....................................   325,091   13,000,389
#*  Harvest Natural Resources, Inc.....................    33,762       21,179
*   Helix Energy Solutions Group, Inc..................   135,544    2,544,161
#   Helmerich & Payne, Inc.............................    94,023    5,600,010
#*  Hercules Offshore, Inc.............................   135,628       97,652
#   Hess Corp..........................................   113,175    7,638,181

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
*   HKN, Inc...........................................     239 $    12,785
    HollyFrontier Corp................................. 155,646   5,590,804
#*  Hornbeck Offshore Services, Inc....................  38,647     857,963
#*  ION Geophysical Corp............................... 152,746     343,679
*   Key Energy Services, Inc........................... 180,687     303,554
#   Kinder Morgan, Inc................................. 876,354  35,974,332
*   Kosmos Energy, Ltd................................. 202,747   1,778,091
#*  Laredo Petroleum Holdings, Inc..................... 144,563   1,418,163
#   LinnCo LLC......................................... 108,620   1,122,045
    Marathon Oil Corp.................................. 367,288   9,769,861
    Marathon Petroleum Corp............................ 156,971  14,533,945
#*  Matador Resources Co...............................  70,168   1,512,822
*   Matrix Service Co..................................  31,741     609,427
#*  McDermott International, Inc....................... 205,264     461,844
*   Mexco Energy Corp..................................     684       3,170
#*  Miller Energy Resources, Inc.......................   1,630       1,907
*   Mitcham Industries, Inc............................  11,460      64,291
    Murphy Oil Corp.................................... 108,896   4,890,519
    Nabors Industries, Ltd............................. 350,903   4,038,894
    National Oilwell Varco, Inc........................ 160,701   8,746,955
#*  Natural Gas Services Group, Inc....................  11,371     229,580
*   Newfield Exploration Co............................ 175,506   5,226,569
#*  Newpark Resources, Inc............................. 105,948     915,391
#   Noble Corp. P.L.C.................................. 205,127   3,327,160
    Noble Energy, Inc.................................. 148,606   7,094,450
#*  Nordic American Offshore, Ltd......................     255       2,869
#   Nordic American Tankers, Ltd.......................  29,510     298,641
#*  Northern Oil and Gas, Inc..........................  74,420     467,358
#*  Nuverra Environmental Solutions, Inc...............  16,662      37,156
#*  Oasis Petroleum, Inc............................... 136,548   1,835,205
    Occidental Petroleum Corp.......................... 408,792  32,703,360
    Oceaneering International, Inc.....................  82,252   4,306,715
*   Oil States International, Inc......................  78,683   3,231,511
    ONEOK, Inc......................................... 128,482   5,657,062
#*  Overseas Shipholding Group, Inc....................  19,258      98,216
#   Panhandle Oil and Gas, Inc. Class A................  18,254     382,239
#   Paragon Offshore P.L.C.............................  68,375     142,904
#*  Parker Drilling Co................................. 129,468     350,858
    Patterson-UTI Energy, Inc.......................... 185,277   3,179,353
    PBF Energy, Inc. Class A...........................  99,227   2,788,279
*   PDC Energy, Inc....................................  41,841   1,922,176
#   Peabody Energy Corp................................ 236,569   1,473,825
#*  Penn Virginia Corp.................................  95,262     464,879
*   PetroQuest Energy, Inc............................. 100,726     295,127
#*  PHI, Inc. Non-Voting...............................  10,655     364,508
*   PHI, Inc. Voting...................................   2,247      77,027
    Phillips 66........................................ 193,348  13,596,231
*   Pioneer Energy Services Corp.......................  54,296     224,785
    Pioneer Natural Resources Co.......................  41,423   6,235,404
    QEP Resources, Inc................................. 224,471   4,538,804
#   Range Resources Corp...............................  80,156   3,708,818
#*  Renewable Energy Group, Inc........................  37,602     328,641
#*  REX American Resources Corp........................   7,500     416,325

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
#*  Rex Energy Corp....................................  63,446 $   224,599
#*  RigNet, Inc........................................  10,885     372,485
#*  Rosetta Resources, Inc.............................  81,505   1,391,290
#   Rowan Cos. P.L.C. Class A.......................... 128,142   2,706,359
*   Royale Energy, Inc.................................     400         708
#   RPC, Inc........................................... 164,035   2,045,516
#*  Sanchez Energy Corp................................   2,262      25,199
#*  SandRidge Energy, Inc.............................. 662,821     934,578
    Schlumberger, Ltd.................................. 396,427  32,661,621
#   Scorpio Tankers, Inc............................... 207,911   1,636,260
#*  SEACOR Holdings, Inc...............................  24,795   1,784,000
    SemGroup Corp. Class A.............................  40,763   2,744,573
#*  Seventy Seven Energy, Inc..........................  38,522     152,162
#   Ship Finance International, Ltd....................  85,877   1,192,832
#   SM Energy Co.......................................  94,705   3,581,743
#*  Southwestern Energy Co............................. 460,704  11,420,852
#   Spectra Energy Corp................................ 206,997   6,921,980
*   Steel Excel, Inc...................................   6,102     146,082
#*  Stone Energy Corp..................................  68,909     970,239
    Superior Energy Services, Inc...................... 170,693   3,413,860
#*  Swift Energy Co....................................  31,634      67,380
#*  Synergy Resources Corp.............................  91,187   1,115,217
*   Synthesis Energy Systems, Inc......................  27,753      19,621
    Targa Resources Corp...............................  39,280   3,410,682
#   Teekay Corp........................................  97,003   4,106,137
#   Tesco Corp.........................................  52,121     533,719
    Tesoro Corp........................................ 146,895  12,005,728
#*  TETRA Technologies, Inc............................  97,678     482,529
*   TGC Industries, Inc................................  14,420      28,840
#   Tidewater, Inc.....................................  60,688   1,775,731
#   Transocean, Ltd.................................... 223,773   3,647,500
#*  Triangle Petroleum Corp............................ 101,041     530,465
#*  Ultra Petroleum Corp............................... 141,456   1,803,564
#*  Unit Corp..........................................  57,869   1,723,339
#*  Uranium Energy Corp................................  21,851      27,751
#*  Uranium Resources, Inc.............................     685       1,223
#   US Silica Holdings, Inc............................  49,746   1,253,599
#*  Vaalco Energy, Inc.................................  93,901     520,212
    Valero Energy Corp................................. 262,913  13,902,839
#   W&T Offshore, Inc..................................  91,888     464,953
#*  Warren Resources, Inc..............................  84,791      89,031
#*  Weatherford International P.L.C.................... 621,232   6,417,327
#   Western Refining, Inc.............................. 183,028   6,795,830
*   Westmoreland Coal Co...............................  17,932     467,667
*   Whiting Petroleum Corp............................. 190,272   5,711,965
*   Willbros Group, Inc................................  54,889     306,281
    Williams Cos., Inc. (The).......................... 194,422   8,527,349
#   World Fuel Services Corp...........................  69,160   3,386,765
*   WPX Energy, Inc.................................... 248,918   2,653,466
*   Yuma Energy, Inc...................................   2,104       3,493

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Energy -- (Continued)
*   Zion Oil & Gas, Inc................................   4,585 $      6,878
                                                                ------------
Total Energy...........................................          888,505,991
                                                                ------------
Financials -- (12.7%)
*   1st Constitution Bancorp...........................   1,373       15,103
#   1st Source Corp....................................  26,747      795,188
*   A-Mark Precious Metals, Inc........................      96        1,003
    Access National Corp...............................   4,884       87,228
    ACE, Ltd........................................... 117,992   12,738,416
*   Affiliated Managers Group, Inc.....................  28,541    5,865,746
    Aflac, Inc......................................... 170,449    9,729,229
    Alexander & Baldwin, Inc...........................  71,827    2,748,101
*   Alleghany Corp.....................................  11,012    4,868,295
    Alliance Bancorp, Inc. of Pennsylvania.............   1,546       26,993
    Allied World Assurance Co. Holdings AG............. 107,031    4,138,889
    Allstate Corp. (The)............................... 165,705   11,564,552
#*  Altisource Asset Management Corp...................     909      145,440
#*  Altisource Portfolio Solutions SA..................  18,312      371,367
#*  Ambac Financial Group, Inc.........................  10,377      253,718
    Ameriana Bancorp...................................     456        7,946
    American Equity Investment Life Holding Co......... 126,320    3,222,423
    American Express Co................................ 452,814   36,537,562
    American Financial Group, Inc......................  92,794    5,385,764
*   American Independence Corp.........................     371        4,114
    American International Group, Inc.................. 512,532   25,047,439
#   American National Bankshares, Inc..................   3,768       81,087
    American National Insurance Co.....................  20,046    2,085,586
*   American River Bankshares..........................   2,192       21,657
o*  American Spectrum Realty, Inc......................     642          404
    Ameriprise Financial, Inc.......................... 111,264   13,901,324
    Ameris Bancorp.....................................  35,147      848,097
    AMERISAFE, Inc.....................................  23,828      969,800
    AmeriServ Financial, Inc...........................   8,436       25,224
#   Amtrust Financial Services, Inc.................... 100,013    5,062,658
    Aon P.L.C..........................................  84,747    7,631,467
*   Arch Capital Group, Ltd............................  90,826    5,265,183
    Argo Group International Holdings, Ltd.............  26,125    1,397,426
    Arrow Financial Corp...............................  10,623      271,630
    Arthur J Gallagher & Co............................  69,673    3,095,571
#   Artisan Partners Asset Management, Inc. Class A....  32,784    1,582,484
    Aspen Insurance Holdings, Ltd......................  94,552    4,095,993
#   Associated Banc-Corp............................... 254,483    4,277,859
    Assurant, Inc......................................  79,526    5,050,696
    Assured Guaranty, Ltd.............................. 191,465    4,675,575
*   Asta Funding, Inc..................................   9,299       78,949
#   Astoria Financial Corp............................. 168,561    2,061,501
    Atlantic American Corp.............................   2,737       10,921
#*  Atlantic Coast Financial Corp......................     945        3,667
#*  Atlanticus Holdings Corp...........................  14,132       36,178
    Auburn National Bancorporation, Inc................     335        7,873
#*  AV Homes, Inc......................................   8,825      132,287
    Axis Capital Holdings, Ltd......................... 110,926    5,646,133
#   Baldwin & Lyons, Inc. Class A......................     638       15,089

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    Baldwin & Lyons, Inc. Class B......................     8,934 $   206,375
#   Banc of California, Inc............................     9,411      96,463
#   Bancfirst Corp.....................................    14,957     862,421
#*  Bancorp, Inc. (The)................................    38,456     327,645
#   BancorpSouth, Inc..................................   148,885   2,955,367
    Bank Mutual Corp...................................    38,610     245,946
    Bank of America Corp............................... 3,935,388  59,621,128
    Bank of Commerce Holdings..........................     6,357      36,235
#   Bank of Hawaii Corp................................    48,108   2,716,178
    Bank of Kentucky Financial Corp (The)..............     2,404     106,834
    Bank of New York Mellon Corp. (The)................   400,957  14,434,452
#   Bank of the Ozarks, Inc............................    79,659   2,583,341
#   BankFinancial Corp.................................    14,549     164,549
    BankUnited, Inc....................................   105,382   2,914,866
    Banner Corp........................................    32,701   1,320,466
    Bar Harbor Bankshares..............................     3,463     106,314
    BB&T Corp..........................................   243,687   8,599,714
#   BBCN Bancorp, Inc..................................   124,248   1,609,012
*   BBX Capital Corp. Class A..........................     1,011      14,296
    BCB Bancorp, Inc...................................     4,090      47,485
#*  Bear State Financial, Inc..........................     2,492      26,963
*   Beneficial Bancorp, Inc............................    76,022     820,277
    Berkshire Bancorp, Inc.............................     1,000       8,600
*   Berkshire Hathaway, Inc. Class B...................   615,911  88,635,752
    Berkshire Hills Bancorp, Inc.......................    30,708     764,629
    BGC Partners, Inc. Class A.........................   321,727   2,519,122
    BlackRock, Inc.....................................    45,438  15,472,093
#   BNC Bancorp........................................       160       2,557
#*  BofI Holding, Inc..................................    19,727   1,664,170
#   BOK Financial Corp.................................    60,241   3,259,641
#   Boston Private Financial Holdings, Inc.............   112,069   1,232,759
    Bridge Bancorp, Inc................................     2,089      51,557
*   Bridge Capital Holdings............................     4,396      96,053
    Brookline Bancorp, Inc.............................   102,706     985,978
    Brown & Brown, Inc.................................   166,974   5,151,148
*   Brunswick Bancorp..................................        40         184
    Bryn Mawr Bank Corp................................    13,569     395,536
    C&F Financial Corp.................................       721      25,444
    Calamos Asset Management, Inc. Class A.............    19,363     243,006
    California First National Bancorp..................     2,970      40,986
#   Camden National Corp...............................     7,297     271,157
#   Cape Bancorp, Inc..................................     4,558      39,336
*   Capital Bank Financial Corp. Class A...............     2,308      56,361
#   Capital City Bank Group, Inc.......................    11,641     174,615
    Capital One Financial Corp.........................   213,454  15,626,967
*   Capital Properties, Inc. Class A...................       600       6,966
#   Capitol Federal Financial, Inc.....................   199,116   2,480,985
    Cardinal Financial Corp............................    46,541     828,895
*   Carolina Bank Holdings, Inc........................       900       8,820
*   Cascade Bancorp....................................    19,485      90,021
#   Cash America International, Inc....................    49,649   1,032,699
    Cathay General Bancorp.............................   130,343   3,113,894
    CBOE Holdings, Inc.................................    83,139   5,359,971

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
*   CBRE Group, Inc. Class A...........................   169,818 $ 5,491,914
    Centerstate Banks, Inc.............................    25,723     283,210
#   Central Pacific Financial Corp.....................    17,496     367,066
#   Century Bancorp, Inc. Class A......................     1,596      61,893
    Charles Schwab Corp. (The).........................   274,921   7,142,448
    Charter Financial Corp.............................     1,777      19,902
    Chemical Financial Corp............................    33,331     945,267
#   Chicopee Bancorp, Inc..............................     3,096      50,960
    Chubb Corp. (The)..................................    80,089   7,840,713
#   Cincinnati Financial Corp..........................   107,078   5,408,510
    CIT Group, Inc.....................................    96,755   4,239,804
    Citigroup, Inc..................................... 1,131,411  53,119,746
    Citizens Community Bancorp, Inc....................     1,650      15,040
    Citizens Holding Co................................       772      14,375
#*  Citizens, Inc......................................    39,312     283,833
#   City Holding Co....................................    17,780     752,627
    City National Corp.................................    55,479   4,809,475
    CKX Lands, Inc.....................................       743      11,190
#   Clifton Bancorp, Inc...............................    22,332     296,122
    CME Group, Inc.....................................   111,791   9,535,772
    CNA Financial Corp.................................   124,831   4,863,416
#   CNB Financial Corp.................................     8,185     139,145
    CNO Financial Group, Inc...........................   184,317   2,860,600
#   CoBiz Financial, Inc...............................    41,318     450,366
    Codorus Valley Bancorp, Inc........................     1,761      35,343
#   Cohen & Steers, Inc................................    15,317     644,539
*   Colonial Financial Services, Inc...................     1,300      17,232
*   Colony Bankcorp, Inc...............................     1,337       9,974
    Columbia Banking System, Inc.......................    82,405   2,095,559
    Comerica, Inc......................................   101,026   4,192,579
#   Commerce Bancshares, Inc...........................   111,966   4,478,640
    Commercial National Financial Corp.................       847      18,761
    Community Bank Shares of Indiana, Inc..............       140       3,783
#   Community Bank System, Inc.........................    57,134   1,921,416
*   Community Bankers Trust Corp.......................     5,562      24,250
#   Community Trust Bancorp, Inc.......................    19,884     627,937
    Community West Bancshares..........................     1,844      12,447
*   CommunityOne Bancorp...............................         1          10
    ConnectOne Bancorp, Inc............................    14,278     262,715
#   Consolidated-Tomoka Land Co........................     5,268     287,369
*   Consumer Portfolio Services, Inc...................    11,333      63,465
#*  Cowen Group, Inc. Class A..........................   121,371     504,903
#   Crawford & Co. Class A.............................    18,114     140,384
#   Crawford & Co. Class B.............................    19,531     182,615
#*  Credit Acceptance Corp.............................    22,410   3,532,712
#   Cullen/Frost Bankers, Inc..........................    63,737   3,970,815
*   Customers Bancorp, Inc.............................     1,742      34,230
#   CVB Financial Corp.................................   117,067   1,710,349
#   Diamond Hill Investment Group, Inc.................     1,277     166,087
    Dime Community Bancshares, Inc.....................    59,998     885,570
    Discover Financial Services........................   240,682  13,088,287
    Donegal Group, Inc. Class A........................    18,939     302,835
    Donegal Group, Inc. Class B........................     2,147      50,079

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
*   Doral Financial Corp...............................     199 $      573
*   E*TRADE Financial Corp............................. 228,350  5,263,467
    Eagle Bancorp Montana, Inc.........................     566      6,192
*   Eagle Bancorp, Inc.................................   1,123     38,407
    East West Bancorp, Inc............................. 165,999  6,005,844
*   Eastern Virginia Bankshares, Inc...................     851      5,319
#   Eaton Vance Corp................................... 115,918  4,665,699
#*  eHealth, Inc.......................................  11,143    114,104
#   EMC Insurance Group, Inc...........................  10,245    330,504
    Employers Holdings, Inc............................  38,557    801,986
#*  Encore Capital Group, Inc..........................  31,447  1,170,457
    Endurance Specialty Holdings, Ltd..................  69,394  4,241,361
*   Enova International, Inc...........................  36,415    700,989
#*  Enstar Group, Ltd..................................  14,043  1,895,384
#   Enterprise Bancorp, Inc............................   3,680     75,256
    Enterprise Financial Services Corp.................  14,188    271,133
    Erie Indemnity Co. Class A.........................  41,411  3,588,677
#   ESB Financial Corp.................................   8,890    148,552
    ESSA Bancorp, Inc..................................   8,794    106,847
    Evans Bancorp, Inc.................................   1,219     28,829
#   EverBank Financial Corp............................   7,814    136,354
    Evercore Partners, Inc. Class A....................  47,814  2,288,856
    Everest Re Group, Ltd..............................  38,478  6,594,360
#*  Ezcorp, Inc. Class A...............................  74,971    772,951
*   Farmers Capital Bank Corp..........................   1,933     43,183
#   FBL Financial Group, Inc. Class A..................  22,739  1,186,748
    Federal Agricultural Mortgage Corp. Class A........     773     17,586
    Federal Agricultural Mortgage Corp. Class C........   9,466    260,788
#   Federated Investors, Inc. Class B.................. 153,220  4,843,284
    Federated National Holding Co......................  24,688    718,668
    Fidelity Southern Corp.............................   6,371     97,413
    Fifth Third Bancorp................................ 562,776  9,736,025
#   Financial Engines, Inc.............................   9,992    358,713
    Financial Institutions, Inc........................  11,282    248,542
*   First Acceptance Corp..............................   9,100     21,203
#   First American Financial Corp...................... 108,431  3,688,823
o   First Bancorp of Indiana, Inc......................      96      1,476
#   First Bancorp, Inc.................................   5,920     98,154
*   First BanCorp.(318672706)..........................  68,272    374,813
    First Bancorp.(318910106)..........................  13,598    225,727
*   First Bancshares, Inc..............................     200      1,408
    First Bancshares, Inc. (The).......................     237      3,306
    First Busey Corp...................................  92,286    568,482
#   First Business Financial Services, Inc.............   1,081     47,315
#*  First Cash Financial Services, Inc.................  37,564  1,867,682
    First Citizens BancShares, Inc. Class A............   7,495  1,829,155
    First Commonwealth Financial Corp.................. 155,636  1,227,968
    First Community Bancshares, Inc....................  15,359    240,983
    First Defiance Financial Corp......................   7,949    242,127
    First Federal of Northern Michigan Bancorp, Inc....     200      1,166
    First Financial Bancorp............................  84,089  1,389,150
#   First Financial Bankshares, Inc....................  42,062  1,038,931
#   First Financial Corp...............................  12,483    404,574

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    First Financial Northwest, Inc.....................  12,837 $   153,916
#   First Horizon National Corp........................ 288,872   3,752,447
    First Interstate Bancsystem, Inc...................  31,783     759,614
#*  First Marblehead Corp. (The).......................   5,889      34,215
    First Merchants Corp...............................  39,114     854,250
    First Midwest Bancorp, Inc......................... 113,862   1,753,475
*   First NBC Bank Holding Co..........................   1,393      43,127
#   First Niagara Financial Group, Inc................. 410,201   3,330,832
o*  First Place Financial Corp.........................   9,209           1
#   First Republic Bank................................ 100,844   5,134,976
    First South Bancorp, Inc...........................   4,572      36,347
*   First United Corp..................................   1,938      16,454
#   First West Virginia Bancorp........................     266       5,833
#   FirstMerit Corp.................................... 172,061   2,819,219
*   Flagstar Bancorp, Inc..............................  52,474     745,656
#   Flushing Financial Corp............................  42,433     768,037
#   FNB Corp........................................... 230,325   2,763,900
    FNF Group.......................................... 204,074   7,162,997
*   FNFV Group.........................................  68,017     843,411
*   Forest City Enterprises, Inc. Class A.............. 179,773   4,404,438
*   Forest City Enterprises, Inc. Class B..............   4,615     113,160
#*  Forestar Group, Inc................................  49,243     653,455
    Fox Chase Bancorp, Inc.............................  11,006     178,737
    Franklin Resources, Inc............................ 133,585   6,883,635
#*  FRP Holdings, Inc..................................   4,366     158,049
    Fulton Financial Corp.............................. 297,524   3,317,393
#   FXCM, Inc. Class A.................................  34,906      76,793
#   Gain Capital Holdings, Inc.........................  44,593     363,433
*   GAINSCO, Inc.......................................     513       5,345
#   GAMCO Investors, Inc. Class A......................   8,135     664,223
*   Genworth Financial, Inc. Class A................... 468,405   3,269,467
#   German American Bancorp, Inc.......................  10,089     282,492
    GFI Group, Inc..................................... 116,588     654,059
    Glacier Bancorp, Inc...............................  79,414   1,768,550
#*  Global Indemnity P.L.C.............................  14,009     367,596
    Goldman Sachs Group, Inc. (The).................... 160,021  27,589,221
#   Great Southern Bancorp, Inc........................  14,430     521,212
*   Green Dot Corp. Class A............................  56,901     867,740
#   Greenhill & Co., Inc...............................  36,984   1,363,970
*   Greenlight Capital Re, Ltd. Class A................  41,614   1,307,096
#   Griffin Land & Nurseries, Inc......................   2,756      81,688
#   Guaranty Bancorp...................................   1,480      19,802
    Guaranty Federal Bancshares, Inc...................     909      13,408
*   Hallmark Financial Services, Inc...................  13,444     148,422
    Hampden Bancorp, Inc...............................     818      16,434
    Hancock Holding Co.................................  96,544   2,520,764
    Hanmi Financial Corp...............................  53,088   1,054,328
#   Hanover Insurance Group, Inc. (The)................  65,609   4,527,021
    Harleysville Savings Financial Corp................   1,916      34,105
    Hartford Financial Services Group, Inc. (The)...... 304,687  11,852,324
    Hawthorn Bancshares, Inc...........................   1,277      18,172
    HCC Insurance Holdings, Inc........................ 104,750   5,587,365
#   HCI Group, Inc.....................................  22,592   1,043,976

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    Heartland Financial USA, Inc.......................    16,006 $   442,086
#   Heritage Commerce Corp.............................    19,954     166,815
#   Heritage Financial Corp............................    25,911     402,139
    Heritage Financial Group, Inc......................     4,012      96,168
    HF Financial Corp..................................     1,948      28,071
    HFF, Inc. Class A..................................    34,813   1,182,598
*   Hilltop Holdings, Inc..............................   112,730   2,046,049
    Hingham Institution for Savings....................       458      40,304
*   HMN Financial, Inc.................................       989      12,105
    Home Bancorp, Inc..................................     4,739     103,689
#   Home BancShares, Inc...............................    57,188   1,693,909
*   HomeTrust Bancshares, Inc..........................       338       5,222
    HopFed Bancorp, Inc................................     1,211      15,997
    Horace Mann Educators Corp.........................    47,021   1,432,730
    Horizon Bancorp....................................     1,500      33,570
*   Howard Hughes Corp. (The)..........................    40,962   5,350,866
    Hudson City Bancorp, Inc...........................   416,419   3,735,278
    Hudson Valley Holding Corp.........................    12,778     315,233
    Huntington Bancshares, Inc.........................   693,834   6,952,217
    Iberiabank Corp....................................    51,770   2,827,160
#   Independence Holding Co............................     8,496     107,984
#   Independent Bank Corp.(453836108)..................    30,505   1,154,004
    Independent Bank Corp.(453838609)..................     3,800      46,740
#   Independent Bank Group, Inc........................       300       9,363
    Infinity Property & Casualty Corp..................     7,832     550,355
#   Interactive Brokers Group, Inc. Class A............    90,922   2,784,941
    Intercontinental Exchange, Inc.....................    38,250   7,869,172
*   InterGroup Corp. (The).............................       200       3,616
    International Bancshares Corp......................    81,829   1,841,971
    Intervest Bancshares Corp. Class A.................    15,492     152,596
#*  INTL. FCStone, Inc.................................    17,485     337,111
    Invesco, Ltd.......................................   262,079   9,626,162
*   Investment Technology Group, Inc...................    49,078   1,018,368
#   Investors Bancorp, Inc.............................   364,539   4,013,574
    Investors Title Co.................................     1,022      73,318
#   Janus Capital Group, Inc...........................   197,552   3,465,062
    JMP Group, Inc.....................................    15,902     121,332
    Jones Lang LaSalle, Inc............................    43,037   6,329,882
    JPMorgan Chase & Co................................ 1,469,227  79,896,564
*   KCG Holdings, Inc. Class A.........................    14,533     177,739
#*  Kearny Financial Corp..............................    44,060     572,780
#   Kemper Corp........................................    84,602   2,953,456
    Kennedy-Wilson Holdings, Inc.......................    81,079   2,155,891
    Kentucky First Federal Bancorp.....................       936       7,694
    KeyCorp............................................   453,013   5,884,639
#*  Ladenburg Thalmann Financial Services, Inc.........    23,786      90,625
    Lake Shore Bancorp, Inc............................       125       1,641
    Lakeland Bancorp, Inc..............................    27,316     294,740
#   Lakeland Financial Corp............................    18,745     707,436
    Landmark Bancorp, Inc..............................     1,256      26,376
    LegacyTexas Financial Group, Inc...................    42,396     840,289
    Legg Mason, Inc....................................   129,555   7,182,529
#*  LendingTree, Inc...................................     8,606     354,395

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    Leucadia National Corp............................. 207,439 $ 4,702,642
    Lincoln National Corp.............................. 142,060   7,100,159
    LNB Bancorp, Inc...................................   6,277     109,220
    Loews Corp......................................... 174,629   6,681,306
    Louisiana Bancorp, Inc.............................   2,100      44,856
#   LPL Financial Holdings, Inc........................ 166,938   6,869,499
#   M&T Bank Corp......................................  64,812   7,334,126
#   Macatawa Bank Corp.................................  19,394     102,206
*   Magyar Bancorp, Inc................................     211       1,751
#   Maiden Holdings, Ltd............................... 103,389   1,292,362
    MainSource Financial Group, Inc....................  15,803     303,418
*   Malvern Bancorp, Inc...............................     134       1,601
    Manning & Napier, Inc..............................   2,618      28,039
*   Markel Corp........................................  10,316   7,049,542
#   MarketAxess Holdings, Inc..........................  31,324   2,379,684
    Marlin Business Services Corp......................  11,172     179,311
    Marsh & McLennan Cos., Inc......................... 166,248   8,939,155
*   Maui Land & Pineapple Co., Inc.....................   2,542      16,040
#   MB Financial, Inc.................................. 103,499   2,940,407
*   MBIA, Inc.......................................... 295,593   2,370,656
*   MBT Financial Corp.................................   4,170      21,392
    McGraw Hill Financial, Inc......................... 127,717  11,423,008
    Meadowbrook Insurance Group, Inc...................  46,825     388,648
#   Mercantile Bank Corp...............................   7,802     148,238
    Merchants Bancshares, Inc..........................   4,638     124,159
    Mercury General Corp...............................  58,723   3,356,019
#*  Meridian Bancorp, Inc..............................  40,830     474,036
    Meta Financial Group, Inc..........................   1,310      43,846
    MetLife, Inc....................................... 346,447  16,109,785
*   Metro Bancorp, Inc.................................  10,574     269,214
#*  MGIC Investment Corp............................... 152,142   1,296,250
    Mid Penn Bancorp, Inc..............................     497       7,704
#   MidSouth Bancorp, Inc..............................   5,731      79,890
#   MidWestOne Financial Group, Inc....................   3,102      86,918
#   Montpelier Re Holdings, Ltd........................  46,585   1,636,531
    Moody's Corp....................................... 133,485  12,191,185
    Morgan Stanley..................................... 529,318  17,896,242
*   MSB Financial Corp.................................     339       3,583
    MSCI, Inc.......................................... 127,075   6,839,176
    MutualFirst Financial, Inc.........................   2,798      61,248
    NASDAQ OMX Group, Inc. (The)....................... 114,064   5,201,318
    National Bank Holdings Corp. Class A...............   7,067     130,386
#   National Interstate Corp...........................  14,597     376,165
    National Penn Bancshares, Inc...................... 228,127   2,212,832
    National Security Group, Inc. (The)................     312       4,134
    National Western Life Insurance Co. Class A........   1,427     340,183
#*  Nationstar Mortgage Holdings, Inc..................  12,405     318,933
#*  Naugatuck Valley Financial Corp....................     610       5,289
    Navient Corp....................................... 362,588   7,157,487
*   Navigators Group, Inc. (The).......................  17,822   1,322,749
#   NBT Bancorp, Inc...................................  51,196   1,178,020
    Nelnet, Inc. Class A...............................  42,502   1,859,037
#   New Hampshire Thrift Bancshares, Inc...............   3,306      50,152

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
#   New York Community Bancorp, Inc.................... 230,819 $ 3,566,154
#*  NewBridge Bancorp..................................   8,957      70,223
#*  NewStar Financial, Inc.............................  38,956     411,765
*   Nicholas Financial, Inc............................   4,022      57,233
    Northeast Bancorp..................................      59         530
    Northeast Community Bancorp, Inc...................   3,456      23,985
    Northern Trust Corp................................ 159,280  10,413,726
#   Northfield Bancorp, Inc............................  70,228   1,011,283
    Northrim BanCorp, Inc..............................   3,902      80,888
    NorthStar Asset Management Group, Inc..............  59,864   1,267,321
    Northwest Bancshares, Inc.......................... 158,793   1,873,757
#   Norwood Financial Corp.............................     991      29,671
#   Ocean Shore Holding Co.............................   3,964      56,011
    OceanFirst Financial Corp..........................  16,231     262,942
#*  Ocwen Financial Corp............................... 106,268     650,360
#   OFG Bancorp........................................  61,240     985,964
    Ohio Valley Banc Corp..............................   1,110      26,640
    Old Line Bancshares, Inc...........................     600       8,664
    Old National Bancorp............................... 170,021   2,279,982
    Old Republic International Corp.................... 262,656   3,687,690
*   Old Second Bancorp, Inc............................   4,388      23,871
    OneBeacon Insurance Group, Ltd. Class A............  29,391     464,672
    Oppenheimer Holdings, Inc. Class A.................   8,464     167,164
#   Oritani Financial Corp.............................  74,002   1,044,168
    Pacific Continental Corp...........................  15,394     194,580
*   Pacific Mercantile Bancorp.........................   7,453      51,053
#*  Pacific Premier Bancorp, Inc.......................   2,700      40,122
#   PacWest Bancorp.................................... 102,663   4,389,357
#   Park National Corp.................................  12,868   1,034,716
    Park Sterling Corp.................................  20,322     136,157
    PartnerRe, Ltd.....................................  58,064   6,642,522
*   Patriot National Bancorp, Inc......................     500         860
#   Peapack Gladstone Financial Corp...................   6,688     119,247
#   Penns Woods Bancorp, Inc...........................   3,034     134,740
#   People's United Financial, Inc..................... 334,855   4,711,410
    Peoples Bancorp....................................     470      11,398
    Peoples Bancorp of North Carolina, Inc.............   2,042      36,817
#   Peoples Bancorp, Inc...............................   9,279     212,025
#*  PHH Corp...........................................  53,569   1,336,011
*   Phoenix Cos., Inc. (The)...........................   4,663     289,246
*   PICO Holdings, Inc.................................  22,220     355,298
    Pinnacle Financial Partners, Inc...................  40,469   1,454,456
*   Piper Jaffray Cos..................................  12,428     634,449
    Platinum Underwriters Holdings, Ltd................  29,146   2,151,849
    PNC Financial Services Group, Inc. (The)........... 188,580  15,942,553
*   Popular, Inc....................................... 104,155   3,211,099
#*  PRA Group, Inc.....................................  67,479   3,341,560
    Preferred Bank.....................................   1,261      32,925
    Premier Financial Bancorp, Inc.....................   2,911      43,170
    Primerica, Inc.....................................  65,720   3,262,341
    Principal Financial Group, Inc..................... 203,236   9,537,865
    PrivateBancorp, Inc................................  85,098   2,581,873
    ProAssurance Corp..................................  65,787   2,918,969

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    Progressive Corp. (The)............................ 555,258 $14,408,945
    Prosperity Bancshares, Inc.........................  69,859   3,198,844
    Protective Life Corp...............................  83,805   5,862,160
    Provident Financial Holdings, Inc..................   6,264      97,217
    Provident Financial Services, Inc..................  75,114   1,303,979
    Prudential Bancorp, Inc............................   2,842      34,587
    Prudential Financial, Inc.......................... 160,970  12,214,404
*   PSB Holdings, Inc..................................   1,100       8,294
    Pulaski Financial Corp.............................   7,180      85,442
    Pzena Investment Management, Inc. Class A..........   8,560      69,593
    QC Holdings, Inc...................................   8,157      13,826
    QCR Holdings, Inc..................................   1,185      20,856
#   Radian Group, Inc.................................. 100,718   1,587,316
    Raymond James Financial, Inc....................... 105,086   5,529,625
#   RCS Capital Corp. Class A..........................  25,817     243,454
*   Realogy Holdings Corp.............................. 142,461   6,624,436
    Regions Financial Corp............................. 656,447   5,711,089
    Reinsurance Group of America, Inc..................  75,920   6,286,935
#   RenaissanceRe Holdings, Ltd........................  50,529   4,832,088
    Renasant Corp......................................  32,394     847,427
#   Republic Bancorp, Inc. Class A.....................  14,893     339,411
#*  Republic First Bancorp, Inc........................  14,828      50,860
#   Resource America, Inc. Class A.....................  21,470     188,721
*   Riverview Bancorp, Inc.............................   9,533      41,945
#   RLI Corp...........................................  46,820   2,196,326
*   Royal Bancshares of Pennsylvania, Inc. Class A.....   4,906       8,831
#   S&T Bancorp, Inc...................................  32,924     905,081
#*  Safeguard Scientifics, Inc.........................  21,185     388,321
#   Safety Insurance Group, Inc........................  43,015   2,664,779
#   Salisbury Bancorp, Inc.............................     543      14,824
#   Sandy Spring Bancorp, Inc..........................  23,110     571,510
    SB Financial Group, Inc............................   1,124      10,802
#*  Seacoast Banking Corp. of Florida..................   6,735      85,265
*   Security National Financial Corp. Class A..........     944       5,607
    SEI Investments Co................................. 135,230   5,432,189
*   Select Bancorp, Inc................................     300       2,151
    Selective Insurance Group, Inc.....................  65,024   1,678,920
*   Shore Bancshares, Inc..............................   3,114      28,805
    SI Financial Group, Inc............................   5,983      65,873
*   Siebert Financial Corp.............................   3,562       6,340
#   Sierra Bancorp.....................................   9,727     154,076
*   Signature Bank.....................................  58,243   6,822,003
    Simmons First National Corp. Class A...............  19,696     737,024
    Simplicity Bancorp, Inc............................   6,143     108,055
    SLM Corp........................................... 761,216   6,934,678
    South State Corp...................................  24,843   1,483,376
*   Southcoast Financial Corp..........................   2,666      19,995
*   Southern First Bancshares, Inc.....................   1,052      18,410
    Southern Missouri Bancorp, Inc.....................     557      20,609
#   Southern National Bancorp of Virginia, Inc.........     302       3,367
#   Southside Bancshares, Inc..........................  25,587     698,525
    Southwest Bancorp, Inc.............................  16,450     251,027
    Southwest Georgia Financial Corp...................     863      11,970

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
#*  St Joe Co. (The)...................................  66,355 $ 1,072,297
    StanCorp Financial Group, Inc......................  62,017   3,847,535
    State Auto Financial Corp..........................  31,122     684,684
    State Street Corp.................................. 145,617  10,413,072
    Sterling Bancorp...................................  98,631   1,299,957
    Stewart Information Services Corp..................  34,178   1,223,572
*   Stifel Financial Corp..............................  71,885   3,389,378
#   Stock Yards Bancorp, Inc...........................  11,700     360,360
*   Stratus Properties, Inc............................   2,912      39,254
    Suffolk Bancorp....................................  11,604     266,892
    Summit State Bank..................................   1,967      26,377
#*  Sun Bancorp, Inc...................................   5,889     107,769
    SunTrust Banks, Inc................................ 173,367   6,660,760
    Susquehanna Bancshares, Inc........................ 290,502   3,663,230
    Sussex Bancorp.....................................     448       4,480
*   SVB Financial Group................................  67,210   7,588,009
    Symetra Financial Corp............................. 130,477   2,649,988
#   Synovus Financial Corp............................. 158,441   4,083,025
    T Rowe Price Group, Inc............................  96,208   7,573,494
    TCF Financial Corp................................. 280,074   4,117,088
#   TD Ameritrade Holding Corp......................... 270,001   8,745,332
*   Tejon Ranch Co.....................................  17,348     427,108
#   Territorial Bancorp, Inc...........................   9,185     199,682
#   Teton Advisors, Inc. Class A.......................      29       1,585
#*  Texas Capital Bancshares, Inc......................  41,948   1,713,576
    TFS Financial Corp................................. 214,918   3,013,150
    Timberland Bancorp, Inc............................   1,600      16,800
#   Tompkins Financial Corp............................  12,708     651,539
    Torchmark Corp.....................................  93,452   4,679,142
#   Towne Bank.........................................  25,090     364,056
    Travelers Cos., Inc. (The)......................... 185,340  19,056,659
    Trico Bancshares...................................  17,050     398,117
*   Trinity Place Holdings, Inc........................     892       6,690
#   TrustCo Bank Corp.................................. 105,126     675,960
#   Trustmark Corp..................................... 101,550   2,169,108
    U.S. Bancorp....................................... 640,200  26,830,782
#   UMB Financial Corp.................................  56,239   2,728,716
#   Umpqua Holdings Corp............................... 218,735   3,392,580
*   Unico American Corp................................     100       1,186
    Union Bankshares Corp..............................  46,775     935,500
#   Union Bankshares, Inc..............................     863      21,398
    United Bancshares, Inc.............................   1,036      15,022
#   United Bankshares, Inc.............................  95,781   3,238,356
    United Community Bancorp...........................      99       1,173
    United Community Banks, Inc........................  53,890     943,614
#   United Community Financial Corp....................   6,897      37,244
    United Financial Bancorp, Inc......................  49,209     612,160
    United Fire Group, Inc.............................  21,736     607,304
    United Insurance Holdings Corp.....................   2,279      55,676
*   United Security Bancshares.........................   4,719      24,350
    Unity Bancorp, Inc.................................   4,260      39,022
#   Universal Insurance Holdings, Inc..................  68,995   1,602,754
#   Univest Corp. of Pennsylvania......................  16,228     300,543

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
    Unum Group........................................   134,098 $    4,165,084
    Validus Holdings, Ltd.............................    99,741      3,954,731
#   Valley National Bancorp...........................   194,445      1,765,561
    Virtus Investment Partners, Inc...................     8,316      1,127,899
    Voya Financial, Inc...............................   100,783      3,931,545
#   VSB Bancorp, Inc..................................       169          1,994
    Waddell & Reed Financial, Inc. Class A............    76,335      3,412,938
*   Walker & Dunlop, Inc..............................    20,141        357,503
#   Washington Federal, Inc...........................   165,903      3,294,834
#   Washington Trust Bancorp, Inc.....................    17,199        629,827
    Waterstone Financial, Inc.........................    13,136        166,564
    Wayne Savings Bancshares, Inc.....................       955         12,663
    Webster Financial Corp............................   142,838      4,360,844
    Wells Fargo & Co.................................. 1,930,084    100,209,961
#   WesBanco, Inc.....................................    30,368        916,506
#   West Bancorporation, Inc..........................    12,598        206,103
#   Westamerica Bancorporation........................    28,361      1,153,725
*   Western Alliance Bancorp..........................    96,275      2,475,230
    Westfield Financial, Inc..........................    20,512        147,686
#   Westwood Holdings Group, Inc......................     4,673        275,660
    White Mountains Insurance Group, Ltd..............        81         52,211
    Willis Group Holdings P.L.C.......................   107,119      4,638,253
    Wilshire Bancorp, Inc.............................   130,002      1,183,018
    Wintrust Financial Corp...........................    73,569      3,198,044
#   WisdomTree Investments, Inc.......................   120,519      2,099,441
#*  World Acceptance Corp.............................     9,067        665,971
#   WR Berkley Corp...................................    97,415      4,772,361
    WSFS Financial Corp...............................     6,756        498,998
    WVS Financial Corp................................       803          9,098
    XL Group P.L.C....................................   171,540      5,916,415
#*  Yadkin Financial Corp.............................     3,204         61,068
    Zions Bancorporation..............................   204,285      4,894,669
                                                                 --------------
Total Financials                                                  1,588,284,740
                                                                 --------------
Health Care -- (10.9%)
#   Abaxis, Inc.......................................     7,459        458,579
    Abbott Laboratories...............................   337,280     15,096,653
    AbbVie, Inc.......................................   746,019     45,022,247
#*  Acadia Healthcare Co., Inc........................    52,925      3,056,419
#*  ACADIA Pharmaceuticals, Inc.......................    33,024      1,004,920
#*  Accuray, Inc......................................    47,447        349,684
#*  Acorda Therapeutics, Inc..........................    27,912      1,159,744
*   Actavis P.L.C.....................................    91,395     24,360,423
#*  Adcare Health Systems, Inc........................     2,984         11,936
*   Addus HomeCare Corp...............................     9,838        218,207
#*  Advaxis, Inc......................................     5,525         54,421
    Aetna, Inc........................................   156,693     14,387,551
#*  Affymetrix, Inc...................................    89,923        992,750
    Agilent Technologies, Inc.........................   134,415      5,076,855
#*  Agios Pharmaceuticals, Inc........................    12,160      1,409,587
#*  Air Methods Corp..................................    66,744      2,773,213
#*  Akorn, Inc........................................    70,162      2,987,498
#*  Albany Molecular Research, Inc....................    32,814        535,853

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
*   Alere, Inc.........................................  90,178 $ 3,669,343
*   Alexion Pharmaceuticals, Inc.......................  61,512  11,271,459
#*  Align Technology, Inc..............................  53,254   2,825,125
#*  Alkermes P.L.C..................................... 109,570   7,916,432
    Allergan, Inc......................................  82,027  17,985,240
*   Alliance HealthCare Services, Inc..................   5,721     128,951
#*  Allied Healthcare Products, Inc....................   1,583       2,469
#*  Allscripts Healthcare Solutions, Inc............... 203,156   2,419,588
*   Almost Family, Inc.................................   7,704     233,893
#*  Alnylam Pharmaceuticals, Inc.......................  27,384   2,569,441
*   Alphatec Holdings, Inc.............................  40,201      51,457
#*  AMAG Pharmaceuticals, Inc..........................  14,999     662,806
#*  Amedisys, Inc......................................  38,487   1,084,564
*   American Shared Hospital Services..................     797       2,000
    AmerisourceBergen Corp............................. 113,320  10,771,066
    Amgen, Inc......................................... 243,392  37,058,866
*   AMN Healthcare Services, Inc.......................  62,556   1,177,304
#*  Amsurg Corp........................................  70,444   3,887,100
#*  Anacor Pharmaceuticals, Inc........................   7,666     288,242
#   Analogic Corp......................................  12,091     985,779
*   AngioDynamics, Inc.................................  50,075     963,693
*   Anika Therapeutics, Inc............................  19,893     779,408
    Anthem, Inc........................................ 106,927  14,430,868
*   Arqule, Inc........................................  11,499      13,339
*   Arrhythmia Research Technology, Inc................   1,150       8,844
#*  athenahealth, Inc..................................  18,658   2,606,709
#   Atrion Corp........................................   1,243     416,405
    Baxter International, Inc.......................... 214,981  15,115,314
#   Becton Dickinson and Co............................  75,106  10,370,636
*   Bio-Rad Laboratories, Inc. Class A.................  24,405   2,793,640
*   Bio-Rad Laboratories, Inc. Class B.................   1,562     174,265
#*  Bio-Reference Laboratories, Inc....................  19,000     637,070
    Bio-Techne Corp....................................  36,150   3,362,673
#*  Bioanalytical Systems, Inc.........................     400         832
#*  BioDelivery Sciences International, Inc............  21,696     284,218
*   Biogen Idec, Inc...................................  91,951  35,783,651
*   BioMarin Pharmaceutical, Inc.......................  34,344   3,336,863
#*  BioScrip, Inc...................................... 107,250     616,688
*   Biospecifics Technologies Corp.....................   2,971     116,879
#*  Biota Pharmaceuticals, Inc.........................   1,866       4,478
*   BioTelemetry, Inc..................................  20,541     202,945
*   Bluebird Bio, Inc..................................  10,600     984,846
*   Boston Scientific Corp............................. 815,566  12,078,532
#*  Bovie Medical Corp.................................   7,222      25,277
    Bristol-Myers Squibb Co............................ 388,702  23,427,070
*   Brookdale Senior Living, Inc....................... 150,628   5,083,695
#*  Bruker Corp........................................ 149,522   2,819,985
*   Cambrex Corp.......................................  41,337     927,189
    Cantel Medical Corp................................  34,264   1,390,090
#*  Capital Senior Living Corp.........................  29,779     710,825
    Cardinal Health, Inc............................... 127,806  10,632,181
*   CareFusion Corp.................................... 117,768   6,983,642
*   Celgene Corp....................................... 360,073  42,906,299

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
#*  Celsion Corp.......................................     666 $     1,472
*   Centene Corp.......................................  43,949   4,797,473
#*  Cepheid............................................  23,983   1,355,279
*   Cerner Corp........................................  81,908   5,434,596
*   Charles River Laboratories International, Inc......  59,905   4,154,412
#   Chemed Corp........................................  13,600   1,375,504
    Cigna Corp......................................... 155,296  16,590,272
#*  Columbia Laboratories, Inc.........................     386       2,142
#*  Community Health Systems, Inc...................... 201,508   9,484,982
#   Computer Programs & Systems, Inc...................  14,788     728,457
    CONMED Corp........................................  24,008   1,143,741
#   Cooper Cos., Inc. (The)............................  37,384   5,893,588
*   Corvel Corp........................................  17,544     577,899
*   Covance, Inc.......................................  44,348   4,710,201
    CR Bard, Inc.......................................  38,637   6,608,086
*   Cross Country Healthcare, Inc......................  37,618     384,832
    CryoLife, Inc......................................  30,740     346,132
#*  Cumberland Pharmaceuticals, Inc....................  14,360      83,432
*   Cutera, Inc........................................  12,003     159,640
*   Cyberonics, Inc....................................  35,351   1,964,455
#*  Cynosure, Inc. Class A.............................  25,669     775,717
#*  Cytokinetics, Inc..................................   2,470      17,512
*   DaVita HealthCare Partners, Inc.................... 169,528  12,724,772
    Daxor Corp.........................................   2,013      12,541
    DENTSPLY International, Inc........................  84,122   4,208,203
*   Depomed, Inc.......................................  87,260   1,594,240
*   DexCom, Inc........................................  25,983   1,553,264
    Digirad Corp.......................................   9,575      39,736
#*  Durect Corp........................................  18,393      17,289
*   Edwards Lifesciences Corp..........................  68,736   8,616,058
    Eli Lilly & Co..................................... 301,703  21,722,616
#*  Emergent Biosolutions, Inc.........................  41,580   1,165,487
#*  Endo International P.L.C...........................  64,034   5,097,747
    Ensign Group, Inc. (The)...........................  26,422   1,096,513
#*  EnteroMedics, Inc..................................     100         116
*   Envision Healthcare Holdings, Inc..................  88,970   3,058,789
#*  Enzo Biochem, Inc..................................  23,675      74,576
*   EPIRUS Biopharmaceuticals, Inc.....................     311       1,539
#*  Exact Sciences Corp................................   1,550      42,176
*   Exactech, Inc......................................  12,655     263,097
#*  ExamWorks Group, Inc...............................  48,456   1,790,934
*   Express Scripts Holding Co......................... 253,160  20,432,544
*   Five Star Quality Care, Inc........................  53,345     185,641
*   Genesis Healthcare, Inc............................  15,845     131,514
*   Gentiva Health Services, Inc.......................  27,565     535,312
*   Gilead Sciences, Inc............................... 706,650  74,078,119
#*  Globus Medical, Inc. Class A.......................  85,889   2,025,263
*   Greatbatch, Inc....................................  23,156   1,124,455
*   Haemonetics Corp...................................  41,595   1,647,162
*   Halyard Health, Inc................................  21,677     966,144
#*  Hanger, Inc........................................  37,035     799,215
*   Harvard Apparatus Regenerative Technology, Inc.....   6,528      21,216
*   Harvard Bioscience, Inc............................  26,114     136,054

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
*   HCA Holdings, Inc..................................  93,141 $ 6,594,383
*   Health Net, Inc....................................  96,299   5,216,517
    HealthSouth Corp...................................  87,145   3,843,094
*   HealthStream, Inc..................................  10,500     296,730
*   Healthways, Inc....................................  40,227     829,481
*   Henry Schein, Inc..................................  51,779   7,149,127
    Hill-Rom Holdings, Inc.............................  76,794   3,667,681
#*  HMS Holdings Corp..................................  62,612   1,238,778
*   Hologic, Inc....................................... 208,592   6,333,896
*   Hospira, Inc....................................... 124,280   7,883,080
    Humana, Inc........................................ 117,225  17,166,429
#*  Hyperion Therapeutics, Inc.........................   3,239      81,947
#*  ICU Medical, Inc...................................  14,367   1,200,794
#*  Idera Pharmaceuticals, Inc.........................  12,837      58,023
#*  IDEXX Laboratories, Inc............................  32,012   5,071,341
#*  IGI Laboratories, Inc..............................     921       9,173
*   Illumina, Inc......................................  54,263  10,591,595
#*  Impax Laboratories, Inc............................  76,063   2,789,230
#*  Incyte Corp........................................  92,002   7,333,479
#*  Infinity Pharmaceuticals, Inc......................  11,703     180,694
#*  Insys Therapeutics, Inc............................  16,992     811,878
#*  Integra LifeSciences Holdings Corp.................  26,646   1,484,715
#*  Intrexon Corp......................................  15,100     433,521
*   Intuitive Surgical, Inc............................  11,056   5,466,971
    Invacare Corp......................................  40,961     600,079
#*  IPC Healthcare, Inc................................  20,037     808,693
#*  Iridex Corp........................................   2,696      24,399
#*  Isis Pharmaceuticals, Inc..........................  37,963   2,600,845
#*  Jazz Pharmaceuticals P.L.C.........................  24,645   4,173,384
    Johnson & Johnson.................................. 927,796  92,909,491
    Kewaunee Scientific Corp...........................   1,352      24,255
    Kindred Healthcare, Inc............................  78,943   1,457,288
*   Laboratory Corp. of America Holdings...............  64,802   7,437,974
#   Landauer, Inc......................................   4,482     125,362
#*  Lannett Co., Inc...................................  65,051   3,085,369
#   LeMaitre Vascular, Inc.............................   8,529      67,464
#*  LHC Group, Inc.....................................  23,900     710,308
*   LifePoint Hospitals, Inc...........................  42,949   2,801,993
#*  Ligand Pharmaceuticals, Inc. Class B...............  15,303     871,047
#*  Luminex Corp.......................................  36,290     640,519
*   Magellan Health, Inc...............................  45,011   2,706,061
#*  Mallinckrodt P.L.C.................................  69,800   7,398,102
#*  Masimo Corp........................................  54,350   1,387,012
#*  Mast Therapeutics, Inc.............................   9,644       4,214
    McKesson Corp......................................  79,132  16,827,420
*   MedAssets, Inc.....................................  73,229   1,355,469
o*  MedCath Corp.......................................  11,283          --
#*  Medicines Co. (The)................................  89,013   2,552,003
#*  MediciNova, Inc....................................   1,657       6,263
*   Medivation, Inc....................................  46,110   5,017,690
*   MEDNAX, Inc........................................  99,209   6,735,299
#   Medtronic P.L.C.................................... 410,648  29,320,282
    Merck & Co., Inc................................... 917,575  55,311,421

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Health Care -- (Continued)
#   Meridian Bioscience, Inc...........................    27,299 $   472,273
*   Merit Medical Systems, Inc.........................    55,479     850,493
*   Mettler-Toledo International, Inc..................    17,599   5,349,216
*   Misonix, Inc.......................................     2,220      29,681
#*  Molina Healthcare, Inc.............................    45,300   2,306,223
#*  Momenta Pharmaceuticals, Inc.......................    45,221     487,030
*   MWI Veterinary Supply, Inc.........................    10,259   1,945,825
#*  Mylan, Inc.........................................   190,401  10,119,813
#*  Myriad Genetics, Inc...............................    60,906   2,279,103
#   National Healthcare Corp...........................    11,008     693,174
#   National Research Corp. Class A....................    11,661     161,505
#   National Research Corp. Class B....................     1,943      67,131
*   Natus Medical, Inc.................................    32,808   1,233,581
*   Neogen Corp........................................    13,046     601,421
#*  NPS Pharmaceuticals, Inc...........................    32,968   1,511,912
*   NuVasive, Inc......................................    30,343   1,405,488
    Omnicare, Inc......................................    86,936   6,518,461
*   Omnicell, Inc......................................    37,789   1,202,824
#*  OncoGenex Pharmaceuticals, Inc.....................     1,100       2,211
#*  Opko Health, Inc...................................   242,922   2,946,644
#*  OraSure Technologies, Inc..........................    43,327     398,175
*   Orthofix International NV..........................    18,107     552,264
#   Owens & Minor, Inc.................................    67,789   2,320,417
#*  Pacific Biosciences of California, Inc.............    27,980     224,959
#*  Pacira Pharmaceuticals, Inc........................    11,542   1,239,034
*   Pain Therapeutics, Inc.............................    40,174      79,143
#   Paratek Pharmaceuticals, Inc.......................       825      20,378
#*  PAREXEL International Corp.........................    98,165   5,984,138
#   Patterson Cos., Inc................................   103,655   5,192,079
#*  PDI, Inc...........................................    10,224      15,949
#   PDL BioPharma, Inc.................................    98,354     717,001
    PerkinElmer, Inc...................................   139,260   6,365,575
#*  Pernix Therapeutics Holdings, Inc..................    14,663     121,850
    Perrigo Co. P.L.C..................................    34,138   5,180,100
    Pfizer, Inc........................................ 2,188,537  68,391,781
#*  Pharmacyclics, Inc.................................    21,549   3,636,394
*   PharMerica Corp....................................    43,819   1,008,275
#*  PhotoMedex, Inc....................................     5,223       9,819
#*  Pozen, Inc.........................................    24,054     166,213
#*  Prestige Brands Holdings, Inc......................    55,241   1,892,557
#*  Progenics Pharmaceuticals, Inc.....................    32,363     193,531
*   ProPhase Labs, Inc.................................     3,827       6,085
*   Providence Service Corp. (The).....................    23,333     909,987
#*  pSivida Corp.......................................     6,147      23,789
    Psychemedics Corp..................................       400       5,984
#*  Puma Biotechnology, Inc............................    10,049   2,121,143
#   Quality Systems, Inc...............................    48,767     794,414
#   Quest Diagnostics, Inc.............................   158,360  11,254,645
#*  Quidel Corp........................................    26,958     634,591
*   Quintiles Transnational Holdings, Inc..............    36,865   2,230,333
#*  RadNet, Inc........................................    46,500     366,885
*   Receptos, Inc......................................    14,723   1,622,033
*   Regeneron Pharmaceuticals, Inc.....................    30,202  12,583,965

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
#*  Repligen Corp......................................  26,740 $   649,515
#   ResMed, Inc........................................  52,948   3,307,662
#*  Retractable Technologies, Inc......................   2,700      11,367
*   Retrophin, Inc.....................................   3,529      45,312
*   Rigel Pharmaceuticals, Inc.........................  43,188      89,399
#*  RTI Surgical, Inc..................................  47,690     212,697
#*  Sagent Pharmaceuticals, Inc........................  20,152     517,302
#*  Salix Pharmaceuticals, Ltd.........................  36,039   4,853,372
#*  Sciclone Pharmaceuticals, Inc......................  54,788     404,335
#*  Seattle Genetics, Inc..............................  48,892   1,523,475
    Select Medical Holdings Corp....................... 175,332   2,370,489
*   Sirona Dental Systems, Inc.........................  46,182   4,166,540
    Span-America Medical Systems, Inc..................   1,628      28,002
*   Special Diversified Opportunities, Inc.............   6,364       7,573
#*  Spectrum Pharmaceuticals, Inc......................  39,588     277,116
    St Jude Medical, Inc............................... 145,191   9,563,731
#*  Staar Surgical Co..................................   7,839      47,034
#*  Stereotaxis, Inc...................................   1,899       3,152
    STERIS Corp........................................  63,486   4,140,557
    Stryker Corp.......................................  75,210   6,847,870
#*  Sucampo Pharmaceuticals, Inc. Class A..............  16,104     242,526
*   SunLink Health Systems, Inc........................   2,605       3,608
#*  SurModics, Inc.....................................  12,999     297,937
*   Symmetry Surgical, Inc.............................  12,175      87,660
#*  Synageva BioPharma Corp............................   7,749     892,840
*   Targacept, Inc.....................................   1,592       3,996
*   Taro Pharmaceutical Industries, Ltd................  12,062   2,008,323
*   Team Health Holdings, Inc..........................  70,580   3,648,986
#   Teleflex, Inc......................................  51,234   5,613,197
#*  Tenet Healthcare Corp..............................  97,547   4,124,287
#*  Theravance Biopharma, Inc..........................  13,088     212,549
    Thermo Fisher Scientific, Inc...................... 100,225  12,549,172
#*  Thoratec Corp......................................  45,894   1,647,136
*   Tornier NV.........................................  27,511     664,941
#*  Triple-S Management Corp. Class B..................  32,409     780,409
#*  Unilife Corp.......................................  10,016      39,764
#*  United Therapeutics Corp...........................  52,346   7,387,591
    UnitedHealth Group, Inc............................ 412,297  43,806,556
*   Universal American Corp............................  80,319     725,281
    Universal Health Services, Inc. Class B............  84,891   8,703,874
*   Uroplasty, Inc.....................................   2,100       2,583
    US Physical Therapy, Inc...........................  14,221     551,633
#   Utah Medical Products, Inc.........................   2,567     145,523
#*  Varian Medical Systems, Inc........................  48,997   4,535,162
#*  Vascular Solutions, Inc............................  18,071     492,615
*   VCA, Inc........................................... 102,433   5,336,759
*   Vertex Pharmaceuticals, Inc........................  50,604   5,573,525
*   Vical, Inc.........................................  14,130      14,695
#*  Volcano Corp.......................................   4,371      78,547
*   Waters Corp........................................  30,791   3,665,669
*   WellCare Health Plans, Inc.........................  50,992   3,714,767
    West Pharmaceutical Services, Inc..................  65,317   3,220,781
*   Wright Medical Group, Inc..........................  42,053   1,026,514

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                        ------- --------------
Health Care -- (Continued)
#*  XenoPort, Inc......................................   5,173 $       43,091
    Zimmer Holdings, Inc...............................  82,782      9,279,862
    Zoetis, Inc........................................ 535,151     22,867,002
                                                                --------------
Total Health Care......................................          1,367,884,489
                                                                --------------
Industrials -- (12.3%)
    3M Co.............................................. 293,716     47,670,107
    AAON, Inc..........................................  56,281      1,227,489
    AAR Corp...........................................  39,516      1,132,529
    ABM Industries, Inc................................  76,343      2,204,022
#   Acacia Research Corp...............................  41,555        520,269
*   ACCO Brands Corp................................... 171,148      1,355,492
*   Accuride Corp......................................  14,909         65,600
#   Aceto Corp.........................................  43,632        846,461
    Acme United Corp...................................   1,000         19,000
*   Active Power, Inc..................................     360            652
    Actuant Corp. Class A..............................  73,166      1,690,866
    Acuity Brands, Inc.................................  42,859      6,424,135
#*  Adept Technology, Inc..............................   6,777         63,026
#   ADT Corp. (The).................................... 277,773      9,555,391
#*  Advisory Board Co. (The)...........................  24,369      1,142,419
#*  AECOM.............................................. 186,691      4,745,685
*   Aegion Corp........................................  45,166        691,943
*   AeroCentury Corp...................................     691          5,597
#*  Aerovironment, Inc.................................  27,152        694,820
#   AGCO Corp..........................................  87,613      3,797,147
    Air Lease Corp.....................................  87,503      3,057,355
*   Air Transport Services Group, Inc..................  71,633        596,703
#   Aircastle, Ltd.....................................  23,440        470,206
    Alamo Group, Inc...................................  14,219        640,566
    Alaska Air Group, Inc.............................. 189,862     12,885,934
    Albany International Corp. Class A.................  32,900      1,122,877
#   Allegiant Travel Co................................  28,196      5,111,089
    Allegion P.L.C.....................................  58,306      3,149,107
#   Alliant Techsystems, Inc...........................  34,796      4,534,267
    Allied Motion Technologies, Inc....................   5,104        114,432
    Allison Transmission Holdings, Inc................. 248,226      7,774,438
    Altra Industrial Motion Corp.......................  30,288        773,858
#*  AMERCO.............................................  22,706      6,496,414
#*  Ameresco, Inc. Class A.............................  21,115        123,100
    American Airlines Group, Inc....................... 334,894     16,436,597
#   American Railcar Industries, Inc...................  19,392        973,478
#   American Science & Engineering, Inc................   6,060        281,184
#*  American Superconductor Corp.......................   8,960          6,272
*   American Woodmark Corp.............................  15,787        649,319
    AMETEK, Inc........................................ 145,654      6,976,827
*   AMREP Corp.........................................   3,360         12,768
    AO Smith Corp......................................  73,762      4,382,200
    Apogee Enterprises, Inc............................  27,735      1,199,816
    Applied Industrial Technologies, Inc...............  41,018      1,658,358
*   ARC Document Solutions, Inc........................  75,347        690,932
    ArcBest Corp.......................................  30,676      1,142,988
    Argan, Inc.........................................  27,174        826,361

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
#*  Armstrong World Industries, Inc....................  67,763 $ 3,435,584
#*  Arotech Corp.......................................  14,831      33,815
#   Astec Industries, Inc..............................  31,807   1,131,057
*   Astronics Corp.....................................  16,308     908,192
#*  Astronics Corp. Class B............................   4,554     255,024
#*  Atlas Air Worldwide Holdings, Inc..................  33,448   1,511,850
#*  Avalon Holdings Corp. Class A......................     500       1,515
#*  Avis Budget Group, Inc............................. 161,539   9,257,800
#   AZZ, Inc...........................................  29,023   1,224,480
*   B/E Aerospace, Inc.................................  77,163   4,500,918
    Babcock & Wilcox Co. (The)......................... 149,796   4,078,945
#   Baltic Trading, Ltd................................   8,669      14,044
    Barnes Group, Inc..................................  79,011   2,714,028
#   Barrett Business Services, Inc.....................   7,132     218,596
*   Beacon Roofing Supply, Inc.........................  56,169   1,330,644
*   Blount International, Inc..........................  96,690   1,498,695
#*  BlueLinx Holdings, Inc.............................  25,832      26,865
    Boeing Co. (The)................................... 326,489  47,461,706
    Brady Corp. Class A................................  54,414   1,424,014
*   Breeze-Eastern Corp................................   4,762      47,858
#   Briggs & Stratton Corp.............................  64,286   1,183,505
    Brink's Co. (The)..................................  48,512   1,087,154
*   Broadwind Energy, Inc..............................     488       2,381
#*  Builders FirstSource, Inc..........................  69,581     411,920
#*  CAI International, Inc.............................  22,428     470,315
    Carlisle Cos., Inc.................................  81,739   7,330,353
*   Casella Waste Systems, Inc. Class A................  23,106      88,034
    Caterpillar, Inc................................... 214,396  17,145,248
#*  CBIZ, Inc..........................................  82,695     684,715
    CDI Corp...........................................  16,021     272,197
#   Ceco Environmental Corp............................  14,425     197,911
    Celadon Group, Inc.................................  35,328     841,866
#   CH Robinson Worldwide, Inc.........................  89,544   6,377,324
*   Chart Industries, Inc..............................  25,103     715,435
#   Chicago Bridge & Iron Co. NV.......................  64,397   2,222,340
    Chicago Rivet & Machine Co.........................     474      14,466
    Cintas Corp........................................  87,943   6,921,114
    CIRCOR International, Inc..........................  16,096     794,981
    Civeo Corp......................................... 124,628     365,160
#   CLARCOR, Inc.......................................  53,115   3,321,281
#*  Clean Harbors, Inc.................................  71,892   3,401,929
#*  Colfax Corp........................................  80,936   3,667,210
    Columbus McKinnon Corp.............................  23,448     587,372
    Comfort Systems USA, Inc...........................  40,010     666,166
*   Command Security Corp..............................   4,000       8,840
*   Commercial Vehicle Group, Inc......................  14,342      79,311
    Compx International, Inc...........................   1,315      14,189
    Con-way, Inc.......................................  90,422   3,704,589
#   Copa Holdings SA Class A...........................  30,461   3,274,862
*   Copart, Inc........................................ 137,727   5,040,808
    Corporate Executive Board Co. (The)................  40,085   2,746,624
    Courier Corp.......................................   9,396     220,524
#   Covanta Holding Corp............................... 223,453   4,567,379

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
*   Covenant Transportation Group, Inc. Class A........  26,740 $   756,742
#*  CPI Aerostructures, Inc............................   5,447      64,002
*   CRA International, Inc.............................   6,991     206,444
    Crane Co...........................................  52,144   3,178,177
    CSX Corp........................................... 564,890  18,810,837
#*  CTPartners Executive Search, Inc...................  11,614      63,645
    Cubic Corp.........................................  29,613   1,548,464
    Cummins, Inc.......................................  58,098   8,102,347
    Curtiss-Wright Corp................................  61,479   4,090,198
    Danaher Corp....................................... 213,895  17,620,670
#   Deere & Co......................................... 191,651  16,326,749
    Delta Air Lines, Inc............................... 460,736  21,797,420
#   Deluxe Corp........................................  96,374   6,257,564
#*  DigitalGlobe, Inc..................................  92,222   2,479,850
#   Donaldson Co., Inc................................. 169,260   6,188,146
    Douglas Dynamics, Inc..............................  41,648     840,873
    Dover Corp......................................... 121,210   8,489,548
*   Ducommun, Inc......................................   9,171     238,171
    Dun & Bradstreet Corp. (The).......................  41,828   4,814,821
*   DXP Enterprises, Inc...............................  14,628     600,041
*   Dycom Industries, Inc..............................  44,657   1,375,882
#   Dynamic Materials Corp.............................  11,762     166,550
*   Eagle Bulk Shipping, Inc...........................      63         646
    Eastern Co. (The)..................................   2,746      51,954
    Eaton Corp. P.L.C.................................. 143,765   9,070,134
#*  Echo Global Logistics, Inc.........................  25,108     662,851
    Ecology and Environment, Inc. Class A..............   1,746      17,111
    EMCOR Group, Inc...................................  76,996   3,107,559
    Emerson Electric Co................................ 316,113  17,999,474
    Encore Wire Corp...................................  21,516     659,035
#*  Energy Recovery, Inc...............................  34,173     112,771
#   EnerSys............................................  58,058   3,389,426
*   Engility Holdings, Inc.............................  18,101     722,230
    Ennis, Inc.........................................  23,604     314,877
*   EnPro Industries, Inc..............................  22,284   1,322,110
    EnviroStar, Inc....................................     100         238
    Equifax, Inc.......................................  67,403   5,692,857
    ESCO Technologies, Inc.............................  33,042   1,190,173
    Espey Manufacturing & Electronics Corp.............   1,489      39,920
#*  Esterline Technologies Corp........................  37,295   4,180,397
    Exelis, Inc........................................ 272,589   4,663,998
    Expeditors International of Washington, Inc........  75,517   3,298,583
    Exponent, Inc......................................  14,556   1,166,518
#   Fastenal Co........................................ 151,179   6,712,348
    Federal Signal Corp................................  66,506   1,015,547
    FedEx Corp......................................... 142,706  24,133,012
    Flowserve Corp.....................................  68,140   3,712,949
    Fluor Corp......................................... 113,197   6,066,227
    Fortune Brands Home & Security, Inc................  86,024   3,853,015
    Forward Air Corp...................................  30,630   1,375,287
*   Franklin Covey Co..................................  15,563     281,223
#   Franklin Electric Co., Inc.........................  49,120   1,680,395
    FreightCar America, Inc............................  20,167     470,698

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Industrials -- (Continued)
#*  FTI Consulting, Inc................................    64,018 $ 2,603,612
#*  Fuel Tech, Inc.....................................    19,248      62,171
*   Furmanite Corp.....................................    36,043     264,195
    G&K Services, Inc. Class A.........................    23,508   1,647,911
#   GATX Corp..........................................    48,439   2,768,289
#*  Gencor Industries, Inc.............................     2,365      21,640
#*  GenCorp, Inc.......................................    39,369     661,399
#*  Generac Holdings, Inc..............................    80,382   3,515,909
#   General Cable Corp.................................    45,033     515,177
    General Dynamics Corp..............................    91,455  12,182,721
    General Electric Co................................ 2,686,606  64,183,017
*   Genesee & Wyoming, Inc. Class A....................    55,417   4,569,132
*   Gibraltar Industries, Inc..........................    32,915     498,333
#   Global Power Equipment Group, Inc..................    12,367     152,485
#*  Goldfield Corp. (The)..............................    11,623      26,384
#   Gorman-Rupp Co. (The)..............................    21,887     623,998
*   GP Strategies Corp.................................    25,076     837,037
    Graco, Inc.........................................    60,617   4,318,355
#*  GrafTech International, Ltd........................   153,565     557,441
    Graham Corp........................................     8,388     173,548
#   Granite Construction, Inc..........................    40,512   1,380,649
*   Great Lakes Dredge & Dock Corp.....................    81,645     634,382
#   Greenbrier Cos., Inc. (The)........................    31,578   1,639,846
#   Griffon Corp.......................................    60,722     892,006
    H&E Equipment Services, Inc........................    47,495     833,062
    Hardinge, Inc......................................    10,375     118,379
    Harsco Corp........................................   118,127   1,743,554
#*  Hawaiian Holdings, Inc.............................    49,733     966,809
*   HC2 Holdings, Inc..................................     7,362      54,921
*   HD Supply Holdings, Inc............................   228,048   6,574,624
#   Healthcare Services Group, Inc.....................    42,738   1,346,674
#   Heartland Express, Inc.............................   156,950   4,032,045
#   HEICO Corp.........................................    28,770   1,745,764
    HEICO Corp. Class A................................    40,172   1,894,913
    Heidrick & Struggles International, Inc............    23,576     522,444
#*  Heritage-Crystal Clean, Inc........................     4,417      56,317
    Herman Miller, Inc.................................    84,465   2,453,708
*   Hertz Global Holdings, Inc.........................   579,111  11,883,358
    Hexcel Corp........................................   101,273   4,479,305
*   Hill International, Inc............................    26,258     100,306
    Hillenbrand, Inc...................................    80,149   2,517,480
#   HNI Corp...........................................    67,694   3,333,929
    Honeywell International, Inc.......................   237,049  23,173,910
#   Houston Wire & Cable Co............................    17,436     193,017
*   Hub Group, Inc. Class A............................    56,473   1,886,198
    Hubbell, Inc. Class A..............................     4,100     445,055
    Hubbell, Inc. Class B..............................    35,198   3,732,396
*   Hudson Global, Inc.................................    23,996      58,790
    Huntington Ingalls Industries, Inc.................    77,314   9,014,812
    Hurco Cos., Inc....................................     7,495     262,925
*   Huron Consulting Group, Inc........................    26,939   2,026,352
*   Huttig Building Products, Inc......................     2,588       8,282
    Hyster-Yale Materials Handling, Inc................    11,128     697,169

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
#*  ICF International, Inc.............................  21,552 $   805,183
    IDEX Corp..........................................  83,662   6,052,946
*   IHS, Inc. Class A..................................  23,919   2,753,794
    Illinois Tool Works, Inc........................... 147,299  13,712,064
    Ingersoll-Rand P.L.C............................... 182,743  12,134,135
#*  InnerWorkings, Inc.................................  46,985     241,033
#*  Innovative Solutions & Support, Inc................  10,802      42,560
#   Insperity, Inc.....................................  25,539   1,071,106
    Insteel Industries, Inc............................  25,696     524,712
*   Integrated Electrical Services, Inc................   6,920      50,585
    Interface, Inc.....................................  63,746   1,001,450
#   International Shipholding Corp.....................   3,805      63,772
#   Intersections, Inc.................................  13,979      47,808
    ITT Corp...........................................  86,718   3,105,372
*   Jacobs Engineering Group, Inc......................  70,729   2,694,775
#   JB Hunt Transport Services, Inc....................  69,558   5,537,512
#*  JetBlue Airways Corp............................... 386,177   6,483,912
    John Bean Technologies Corp........................  32,243     973,416
#   Joy Global, Inc....................................  89,052   3,734,841
    Kadant, Inc........................................   7,600     302,024
#   Kaman Corp.........................................  47,286   1,797,814
#   Kansas City Southern............................... 103,427  11,386,278
    KAR Auction Services, Inc.......................... 204,852   6,987,502
    KBR, Inc........................................... 156,856   2,592,830
#   Kelly Services, Inc. Class A.......................  40,475     684,027
    Kelly Services, Inc. Class B.......................     319       5,434
#   Kennametal, Inc....................................  82,407   2,589,228
*   Key Technology, Inc................................   3,418      43,750
    Kforce, Inc........................................  40,430     946,062
    Kimball International, Inc. Class B................  30,534     264,730
*   Kirby Corp.........................................  58,900   4,269,661
*   KLX, Inc...........................................  27,081   1,064,554
#   Knight Transportation, Inc......................... 120,515   3,433,472
#   Knightsbridge Shipping, Ltd........................  61,837     247,966
    Knoll, Inc.........................................  49,383   1,011,858
*   Korn/Ferry International...........................  53,284   1,518,594
#*  Kratos Defense & Security Solutions, Inc...........  78,463     381,330
    L-3 Communications Holdings, Inc...................  65,147   8,020,899
    Landstar System, Inc...............................  47,497   3,043,608
*   Lawson Products, Inc...............................   5,743     141,278
#*  Layne Christensen Co...............................  20,348     164,615
    LB Foster Co. Class A..............................  12,976     615,192
    Lennox International, Inc..........................  56,031   5,508,408
    Lincoln Electric Holdings, Inc.....................  88,065   5,980,494
#   Lindsay Corp.......................................  10,381     897,126
#*  LMI Aerospace, Inc.................................   9,060     128,652
    Lockheed Martin Corp............................... 129,708  24,433,096
    LS Starrett Co. (The) Class A......................   4,692     101,206
    LSI Industries, Inc................................  17,359     127,415
*   Luna Innovations, Inc..............................      90         151
*   Lydall, Inc........................................  24,903     686,078
*   Magnetek, Inc......................................     590      23,317
#*  Manitex International, Inc.........................   2,000      21,880

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
#   Manitowoc Co., Inc. (The).......................... 143,578 $ 2,684,909
    Manpowergroup, Inc.................................  77,601   5,655,561
    Marten Transport, Ltd..............................  43,944     898,655
    Masco Corp......................................... 255,317   6,342,074
#*  MasTec, Inc........................................  84,555   1,565,959
*   Mastech Holdings, Inc..............................   1,412      14,699
    Matson, Inc........................................  56,953   1,979,117
    Matthews International Corp. Class A...............  32,343   1,498,451
#   McGrath RentCorp...................................  24,369     740,330
#*  Meritor, Inc....................................... 130,421   1,669,389
*   Mfri, Inc..........................................   3,034      16,930
*   Middleby Corp. (The)...............................  64,049   6,085,936
    Miller Industries, Inc.............................   8,825     178,265
*   Mistras Group, Inc.................................  18,236     366,544
#   Mobile Mini, Inc...................................  58,037   2,106,743
*   Moog, Inc. Class A.................................  42,989   3,022,127
*   Moog, Inc. Class B.................................   3,215     225,789
*   MRC Global, Inc.................................... 108,033   1,167,837
#   MSA Safety, Inc....................................  32,556   1,421,395
#   MSC Industrial Direct Co., Inc. Class A............  51,629   3,875,789
    Mueller Industries, Inc............................  62,428   1,959,615
    Mueller Water Products, Inc. Class A............... 195,527   2,000,241
#   Multi-Color Corp...................................  18,339   1,067,697
*   MYR Group, Inc.....................................  35,428     886,763
#   National Presto Industries, Inc....................   5,789     364,707
*   Navigant Consulting, Inc...........................  67,488     973,852
*   NCI Building Systems, Inc..........................  13,041     201,223
    Nielsen NV......................................... 257,469  11,215,350
#   NL Industries, Inc.................................  32,061     224,748
    NN, Inc............................................  22,724     523,788
#   Nordson Corp.......................................  83,494   6,083,373
    Norfolk Southern Corp.............................. 141,561  14,434,975
#*  Nortek, Inc........................................   2,979     227,387
    Northrop Grumman Corp..............................  70,727  11,100,603
*   Northwest Pipe Co..................................   9,070     217,045
#*  NOW, Inc...........................................  52,728   1,315,564
*   Old Dominion Freight Line, Inc.....................  94,938   6,657,053
#   Omega Flex, Inc....................................   3,648     114,438
*   On Assignment, Inc.................................  56,632   1,989,482
*   Orbital Sciences Corp..............................  62,986   1,769,277
#*  Orion Energy Systems, Inc..........................  19,776      89,585
*   Orion Marine Group, Inc............................  13,198     120,498
#   Oshkosh Corp.......................................  98,846   4,235,551
    Owens Corning...................................... 136,143   5,452,527
    PACCAR, Inc........................................ 148,170   8,906,499
    Pall Corp..........................................  52,614   5,090,931
#*  PAM Transportation Services, Inc...................   5,878     340,336
    Park-Ohio Holdings Corp............................  12,147     649,014
    Parker Hannifin Corp............................... 102,380  11,923,175
*   Patrick Industries, Inc............................  20,172     867,396
*   Pendrell Corp...................................... 103,176     134,129
#   Pentair P.L.C...................................... 150,525   9,303,950
#*  Performant Financial Corp..........................  57,241     283,915

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
*   PGT, Inc...........................................  62,077 $   533,241
    Pitney Bowes, Inc.................................. 208,997   5,011,748
#*  Plug Power, Inc....................................     784       2,093
#*  Ply Gem Holdings, Inc..............................   8,117     102,274
#*  PMFG, Inc..........................................   6,463      31,087
#*  Polypore International, Inc........................  40,455   1,809,148
#   Powell Industries, Inc.............................  11,346     442,607
#*  PowerSecure International, Inc.....................  34,140     320,916
    Precision Castparts Corp...........................  59,887  11,983,389
#   Preformed Line Products Co.........................   4,237     202,571
#   Primoris Services Corp.............................  59,903   1,124,978
#*  Proto Labs, Inc....................................  14,859     956,771
#   Providence and Worcester Railroad Co...............   1,227      22,638
    Quad/Graphics, Inc.................................   6,566     131,583
*   Quality Distribution, Inc..........................  29,244     243,895
#   Quanex Building Products Corp......................  60,377   1,136,899
*   Quanta Services, Inc............................... 107,936   2,858,145
#   Raven Industries, Inc..............................  39,307     842,742
    Raytheon Co........................................ 115,355  11,541,268
#   RBC Bearings, Inc..................................  20,075   1,165,153
    RCM Technologies, Inc..............................   7,192      42,577
    Regal-Beloit Corp..................................  46,419   3,195,948
*   Republic Airways Holdings, Inc.....................  57,141     786,260
    Republic Services, Inc............................. 327,931  13,012,302
    Resources Connection, Inc..........................  50,623     845,404
*   Rexnord Corp....................................... 124,588   3,083,553
*   Roadrunner Transportation Systems, Inc.............  43,233     878,495
    Robert Half International, Inc..................... 115,914   6,729,967
    Rockwell Automation, Inc...........................  83,134   9,054,955
    Rockwell Collins, Inc..............................  98,797   8,458,999
    Rollins, Inc.......................................  80,992   2,676,786
    Roper Industries, Inc..............................  48,032   7,413,259
*   RPX Corp...........................................  66,511     821,411
#   RR Donnelley & Sons Co............................. 319,205   5,257,306
#*  Rush Enterprises, Inc. Class A.....................  36,315   1,016,820
*   Rush Enterprises, Inc. Class B.....................   2,881      78,219
    Ryder System, Inc..................................  92,648   7,670,328
*   Saia, Inc..........................................  38,330   1,614,076
#*  Sensata Technologies Holding NV....................  77,318   3,813,324
*   Servotronics, Inc..................................     389       2,490
    SIFCO Industries, Inc..............................   3,251      94,246
    Simpson Manufacturing Co., Inc.....................  49,610   1,619,270
    SkyWest, Inc.......................................  62,952     790,048
*   SL Industries, Inc.................................   4,724     201,951
    Snap-on, Inc.......................................  38,814   5,151,006
#*  SolarCity Corp.....................................  37,400   1,818,014
    Southwest Airlines Co.............................. 508,666  22,981,530
*   SP Plus Corp.......................................   7,985     178,225
*   Sparton Corp.......................................   7,073     166,074
*   Spirit Aerosystems Holdings, Inc. Class A.......... 118,172   5,322,467
*   Spirit Airlines, Inc............................... 101,837   7,550,195
    SPX Corp...........................................  45,481   3,800,847
#*  Standard Register Co. (The)........................   2,977       4,674

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    Standex International Corp.........................  12,781 $   895,820
    Stanley Black & Decker, Inc........................ 117,142  10,970,348
    Steelcase, Inc. Class A............................ 103,844   1,752,887
*   Stericycle, Inc....................................  40,624   5,333,525
#*  Sterling Construction Co., Inc.....................  11,349      39,381
#   Sun Hydraulics Corp................................  26,550     962,172
    Supreme Industries, Inc. Class A...................   5,876      45,304
#*  Swift Transportation Co............................ 165,614   4,070,792
#   TAL International Group, Inc.......................  52,537   2,135,629
#*  Taser International, Inc...........................  43,183   1,166,373
*   Team, Inc..........................................  24,472     933,362
*   Tecumseh Products Co...............................  12,472      44,151
*   Teledyne Technologies, Inc.........................  46,197   4,390,563
    Tennant Co.........................................  21,555   1,405,602
#   Terex Corp......................................... 117,816   2,648,504
    Tetra Tech, Inc....................................  97,262   2,239,944
#   Textainer Group Holdings, Ltd......................  50,784   1,666,223
    Textron, Inc....................................... 243,023  10,343,059
*   Thermon Group Holdings, Inc........................  15,258     312,026
    Timken Co. (The)................................... 112,025   4,258,070
#   Titan International, Inc...........................  51,879     463,798
#*  Titan Machinery, Inc...............................  18,690     264,090
    Toro Co. (The).....................................  56,668   3,678,320
#   Towers Watson & Co. Class A........................  45,411   5,381,203
    TransDigm Group, Inc...............................  33,865   6,960,273
*   TRC Cos., Inc......................................  15,862     109,606
#*  Trex Co., Inc......................................  36,099   1,535,290
*   Trimas Corp........................................  41,015   1,106,995
#   Trinity Industries, Inc............................ 205,809   5,447,764
#   Triumph Group, Inc.................................  61,664   3,518,548
*   TrueBlue, Inc......................................  35,759     788,844
*   Tutor Perini Corp..................................  58,859   1,277,829
#   Twin Disc, Inc.....................................   9,800     157,780
    Tyco International P.L.C........................... 131,362   5,360,883
*   Ultralife Corp.....................................  11,666      39,081
    UniFirst Corp......................................  15,482   1,797,925
    Union Pacific Corp................................. 440,988  51,688,203
*   United Continental Holdings, Inc................... 309,503  21,470,223
    United Parcel Service, Inc. Class B................ 343,442  33,945,807
*   United Rentals, Inc................................  89,401   7,406,873
#   United Stationers, Inc.............................  42,474   1,712,127
    United Technologies Corp........................... 256,022  29,386,205
    Universal Forest Products, Inc.....................  20,910   1,046,755
#   Universal Truckload Services, Inc..................  12,449     293,298
#   US Ecology, Inc....................................  21,698     899,599
#*  USA Truck, Inc.....................................   9,198     255,704
#*  USG Corp........................................... 150,526   4,583,517
#*  UTi Worldwide, Inc................................. 154,822   1,837,737
#   Valmont Industries, Inc............................  27,703   3,327,684
*   Vectrus, Inc.......................................  10,596     294,993
*   Verisk Analytics, Inc. Class A..................... 100,013   6,435,837
#*  Veritiv Corp.......................................   2,907     147,879
*   Versar, Inc........................................   4,038      12,316

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                        ------- --------------
Industrials -- (Continued)
    Viad Corp..........................................  31,442 $      848,305
#*  Vicor Corp.........................................  15,288        164,652
*   Virco Manufacturing Corp...........................   6,445         15,468
*   Volt Information Sciences, Inc.....................  10,850        136,059
#   VSE Corp...........................................   3,584        259,374
#*  Wabash National Corp...............................  90,742      1,131,553
*   WABCO Holdings, Inc................................  79,024      7,520,714
    Wabtec Corp........................................  58,515      4,883,077
#   Waste Connections, Inc............................. 180,610      7,805,964
    Waste Management, Inc.............................. 176,023      9,052,863
#   Watsco, Inc........................................  40,479      4,406,544
    Watsco, Inc. Class B...............................   2,268        254,186
#   Watts Water Technologies, Inc. Class A.............  31,205      1,829,549
#   Werner Enterprises, Inc............................  95,115      2,713,631
#*  Wesco Aircraft Holdings, Inc.......................  16,489        215,017
#*  WESCO International, Inc...........................  59,177      3,950,656
#   West Corp..........................................  18,621        608,907
*   Willdan Group, Inc.................................   5,004         70,006
*   Willis Lease Finance Corp..........................   4,420         91,317
#   Woodward, Inc......................................  82,379      3,674,927
#   WW Grainger, Inc...................................  36,881      8,698,015
#*  XPO Logistics, Inc.................................  51,432      1,892,183
    Xylem, Inc......................................... 133,392      4,548,667
*   YRC Worldwide, Inc.................................  23,052        365,605
                                                                --------------
Total Industrials......................................          1,539,980,891
                                                                --------------
Information Technology -- (16.1%)
#*  3D Systems Corp....................................  50,584      1,470,983
    Accenture P.L.C. Class A........................... 288,747     24,263,410
*   ACI Worldwide, Inc................................. 177,248      3,273,771
#*  Acorn Energy, Inc..................................  10,523          5,472
    Activision Blizzard, Inc........................... 501,198     10,472,532
*   Actua Corp.........................................  40,719        655,576
*   Acxiom Corp........................................  65,750      1,196,650
*   ADDvantage Technologies Group, Inc.................   3,642          8,449
*   Adobe Systems, Inc.................................  69,970      4,906,996
#   ADTRAN, Inc........................................  53,536      1,183,681
*   Advanced Energy Industries, Inc....................  49,179      1,180,296
#*  Advanced Micro Devices, Inc........................ 392,735      1,009,329
#   Advent Software, Inc...............................  68,935      2,884,930
*   Aehr Test Systems..................................     788          2,096
#*  Agilysys, Inc......................................  31,760        329,669
*   Akamai Technologies, Inc...........................  69,184      4,023,396
#*  Alliance Data Systems Corp.........................  43,623     12,599,631
    Alliance Fiber Optic Products, Inc.................   5,439         78,757
*   Alpha & Omega Semiconductor, Ltd...................  15,468        135,654
    Altera Corp........................................  90,194      2,969,637
    Amdocs, Ltd........................................ 123,393      5,945,075
    American Software, Inc. Class A....................  19,865        164,681
*   Amkor Technology, Inc.............................. 146,949        933,126
    Amphenol Corp. Class A............................. 165,938      8,912,530
*   Amtech Systems, Inc................................   7,913         64,649
#*  ANADIGICS, Inc.....................................  59,417         64,170

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Information Technology -- (Continued)
    Analog Devices, Inc................................   139,880 $  7,288,447
*   Anixter International, Inc.........................    30,516    2,299,686
*   ANSYS, Inc.........................................    40,383    3,257,697
*   AOL, Inc...........................................    80,654    3,488,285
    Apple, Inc......................................... 2,394,046  280,486,429
    Applied Materials, Inc.............................   361,152    8,248,712
#*  ARRIS Group, Inc...................................   190,388    4,991,973
*   Arrow Electronics, Inc.............................   116,151    6,392,951
*   Aspen Technology, Inc..............................    83,482    2,950,671
    Astro-Med, Inc.....................................     4,620       67,614
*   Atmel Corp.........................................   279,677    2,329,709
*   Autobytel, Inc.....................................       267        2,603
*   Autodesk, Inc......................................    51,159    2,762,842
    Automatic Data Processing, Inc.....................   183,248   15,123,457
    Avago Technologies, Ltd............................    90,014    9,260,640
*   AVG Technologies NV................................    65,803    1,301,583
#*  Aviat Networks, Inc................................    47,169       60,376
*   Avid Technology, Inc...............................    37,151      481,477
    Avnet, Inc.........................................   161,676    6,728,955
    AVX Corp...........................................    90,916    1,175,544
    Aware, Inc.........................................    12,087       58,985
#*  Axcelis Technologies, Inc..........................    62,314      149,554
*   AXT, Inc...........................................    60,417      167,959
#   Badger Meter, Inc..................................    16,166      967,697
#*  Bankrate, Inc......................................    86,348    1,077,623
    Bel Fuse, Inc. Class A.............................     1,700       35,190
    Bel Fuse, Inc. Class B.............................     8,861      208,411
    Belden, Inc........................................    35,767    2,966,515
*   Benchmark Electronics, Inc.........................    43,736    1,059,723
    Black Box Corp.....................................    13,595      285,631
    Blackbaud, Inc.....................................    43,269    1,891,288
#*  Blackhawk Network Holdings, Inc....................     2,627       87,637
*   Blackhawk Network Holdings, Inc. Class B...........    38,110    1,261,822
#*  Blucora, Inc.......................................    46,839      633,263
    Booz Allen Hamilton Holding Corp...................   129,359    3,765,640
#*  Bottomline Technologies de, Inc....................    28,928      716,547
    Broadcom Corp. Class A.............................   110,368    4,683,466
    Broadridge Financial Solutions, Inc................   200,445    9,619,356
#*  BroadVision, Inc...................................     3,362       20,273
    Brocade Communications Systems, Inc................   519,699    5,779,053
    Brooks Automation, Inc.............................   114,136    1,473,496
*   Bsquare Corp.......................................     4,926       21,822
*   BTU International, Inc.............................     5,073       13,342
    CA, Inc............................................   411,405   12,465,571
*   Cabot Microelectronics Corp........................    19,315      954,354
*   CACI International, Inc. Class A...................    35,597    3,011,150
#*  Cadence Design Systems, Inc........................   292,591    5,263,712
#*  CalAmp Corp........................................    33,126      593,287
*   Calix, Inc.........................................    65,858      632,237
#*  Cardtronics, Inc...................................    65,463    2,200,211
*   Cascade Microtech, Inc.............................     8,576      115,433
#   Cass Information Systems, Inc......................     9,849      431,583
#*  Cavium, Inc........................................    15,600      917,436

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
    CDK Global, Inc....................................    59,316 $ 2,678,711
    CDW Corp...........................................   127,047   4,352,630
#*  Ceva, Inc..........................................    27,322     500,266
*   Checkpoint Systems, Inc............................    57,624     746,807
*   ChyronHego Corp....................................     5,535      15,470
#*  Ciber, Inc.........................................    93,231     301,136
#*  Ciena Corp.........................................   144,624   2,678,436
*   Cimpress NV........................................    23,086   1,859,577
#*  Cirrus Logic, Inc..................................    54,217   1,436,750
    Cisco Systems, Inc................................. 1,778,262  46,883,878
*   Citrix Systems, Inc................................    70,795   4,195,312
#*  Clearfield, Inc....................................     8,284      97,586
*   Cognex Corp........................................    87,060   3,199,455
*   Cognizant Technology Solutions Corp. Class A.......   186,044  10,070,562
*   Coherent, Inc......................................    30,973   1,916,609
    Cohu, Inc..........................................    18,797     212,970
    Communications Systems, Inc........................     6,855      70,264
#*  CommVault Systems, Inc.............................    34,248   1,492,528
    Computer Sciences Corp.............................   198,796  12,062,941
    Computer Task Group, Inc...........................    12,978     104,992
*   comScore, Inc......................................     7,532     313,030
    Comtech Telecommunications Corp....................    23,386     772,673
*   Comverse, Inc......................................     3,459      59,599
    Concurrent Computer Corp...........................     5,951      37,491
#*  Constant Contact, Inc..............................    24,536     927,952
#   Convergys Corp.....................................    94,587   1,812,287
*   CoreLogic, Inc.....................................   106,204   3,525,973
    Corning, Inc.......................................   465,524  11,065,505
#*  CoStar Group, Inc..................................    21,709   4,005,528
*   Covisint Corp......................................    25,089      55,698
#*  Cray, Inc..........................................    29,644     963,134
#*  Cree, Inc..........................................   100,922   3,568,602
#*  Crexendo, Inc......................................     4,054       5,797
#   CSG Systems International, Inc.....................    46,554   1,141,504
    CSP, Inc...........................................       709       5,020
    CTS Corp...........................................    30,923     494,768
#*  CyberOptics Corp...................................     4,778      52,128
    Daktronics, Inc....................................    46,396     574,382
#*  Datalink Corp......................................    17,533     199,175
#*  Dealertrack Technologies, Inc......................    53,496   2,150,539
#*  Demand Media, Inc..................................     8,535      34,567
*   Dice Holdings, Inc.................................   100,928     834,675
#   Diebold, Inc.......................................    48,326   1,507,771
*   Digi International, Inc............................    22,616     215,983
#   Digimarc Corp......................................     4,419     119,401
#*  Digital River, Inc.................................    37,018     945,070
*   Diodes, Inc........................................    56,751   1,499,929
    Dolby Laboratories, Inc. Class A...................    61,520   2,386,976
*   Dot Hill Systems Corp..............................    26,438     110,246
*   DSP Group, Inc.....................................    16,722     183,775
    DST Systems, Inc...................................    59,014   5,706,654
*   DTS, Inc...........................................    21,897     606,985
#   EarthLink Holdings Corp............................   172,129     726,384

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   eBay, Inc.......................................... 257,296 $13,636,688
#   Ebix, Inc..........................................  29,226     667,814
#*  Echelon Corp.......................................   6,990       9,786
*   EchoStar Corp. Class A.............................  53,444   2,788,173
*   Edgewater Technology, Inc..........................   5,900      41,595
    Electro Rent Corp..................................  22,444     289,303
#   Electro Scientific Industries, Inc.................  23,740     148,850
*   Electronic Arts, Inc............................... 122,671   6,729,731
*   Electronics for Imaging, Inc.......................  45,694   1,766,073
#*  Ellie Mae, Inc.....................................  16,863     746,019
#*  eMagin Corp........................................   9,611      28,352
    EMC Corp........................................... 656,260  17,016,822
#*  Emcore Corp........................................  17,832      92,191
*   Emulex Corp........................................ 120,521     754,461
#*  EnerNOC, Inc.......................................  39,482     679,880
*   Entegris, Inc...................................... 147,754   1,920,802
#*  Entropic Communications, Inc.......................  91,723     237,563
*   Envestnet, Inc.....................................  15,380     791,609
*   EPAM Systems, Inc..................................  44,636   2,184,039
    EPIQ Systems, Inc..................................  35,506     619,580
*   ePlus, Inc.........................................   6,933     467,562
#   Equinix, Inc.......................................  23,599   5,117,679
#*  Euronet Worldwide, Inc.............................  51,903   2,355,877
#*  Exar Corp..........................................  47,766     430,849
*   ExlService Holdings, Inc...........................  23,422     688,138
#*  Extreme Networks, Inc..............................  87,771     258,047
*   F5 Networks, Inc...................................  36,125   4,032,272
#*  Fabrinet...........................................  26,758     436,958
*   Facebook, Inc. Class A............................. 691,953  52,526,152
#   FactSet Research Systems, Inc......................  41,765   5,997,036
    Fair Isaac Corp....................................  49,014   3,497,149
*   Fairchild Semiconductor International, Inc......... 165,482   2,540,149
#*  FalconStor Software, Inc...........................  21,742      30,004
*   FARO Technologies, Inc.............................  11,460     634,311
#   FEI Co.............................................  23,567   1,937,679
    Fidelity National Information Services, Inc........ 272,865  17,034,962
#*  Finisar Corp.......................................  87,719   1,591,223
*   FireEye, Inc.......................................  64,828   2,191,835
#*  First Solar, Inc................................... 105,227   4,453,207
*   Fiserv, Inc........................................ 160,378  11,632,216
*   FleetCor Technologies, Inc.........................  55,064   7,736,492
    FLIR Systems, Inc.................................. 150,181   4,535,466
*   FormFactor, Inc....................................  94,625     714,419
#   Forrester Research, Inc............................  17,269     651,732
*   Fortinet, Inc......................................  80,829   2,416,383
#*  Freescale Semiconductor, Ltd.......................  95,202   3,055,032
*   Frequency Electronics, Inc.........................   5,169      58,952
*   Gartner, Inc.......................................  57,888   4,875,327
*   Genpact, Ltd....................................... 216,511   4,345,376
*   GigOptix, Inc......................................   1,174       1,350
*   Global Cash Access Holdings, Inc...................  98,986     654,297
    Global Payments, Inc............................... 125,852  10,988,138
    Globalscape, Inc...................................   7,843      18,196

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
*   Google, Inc. Class A...............................    68,974 $37,076,974
*   Google, Inc. Class C...............................    68,974  36,867,982
#*  GSE Systems, Inc...................................    10,738      17,825
*   GSI Group, Inc.....................................    25,444     336,370
*   GSI Technology, Inc................................    11,682      59,111
*   GTT Communications, Inc............................    27,658     318,344
#*  Guidance Software, Inc.............................     5,853      38,396
#*  Guidewire Software, Inc............................    41,686   2,088,469
    Hackett Group, Inc. (The)..........................    30,512     231,281
#*  Harmonic, Inc......................................   148,910   1,139,161
    Harris Corp........................................    67,326   4,519,594
#   Heartland Payment Systems, Inc.....................    42,741   2,127,220
    Hewlett-Packard Co................................. 1,245,191  44,988,751
#*  HomeAway, Inc......................................    51,066   1,301,672
#*  Hutchinson Technology, Inc.........................    25,771      89,941
    IAC/InterActiveCorp................................    94,123   5,736,797
*   ID Systems, Inc....................................     7,118      46,908
*   Identiv, Inc.......................................     2,956      37,275
*   IEC Electronics Corp...............................     5,002      22,409
*   iGATE Corp.........................................    69,659   2,465,929
*   II-VI, Inc.........................................    68,024   1,169,333
#*  Imation Corp.......................................    27,305     102,667
#*  Immersion Corp.....................................     9,931      93,451
#*  Infinera Corp......................................    91,317   1,472,030
*   Informatica Corp...................................    59,365   2,474,630
*   Ingram Micro, Inc. Class A.........................   163,630   4,120,203
*   Innodata, Inc......................................    13,032      37,272
#*  Inphi Corp.........................................    15,287     299,625
*   Insight Enterprises, Inc...........................    55,387   1,311,010
#*  Integrated Device Technology, Inc..................   145,003   2,652,105
    Integrated Silicon Solution, Inc...................    45,114     725,433
    Intel Corp......................................... 2,389,662  78,954,432
#*  Intellicheck Mobilisa, Inc.........................       514         756
#*  Interactive Intelligence Group, Inc................     6,712     272,239
#   InterDigital, Inc..................................    46,307   2,314,424
#*  Internap Corp......................................    55,369     466,207
    International Business Machines Corp...............   437,734  67,109,000
*   Interphase Corp....................................     2,397       4,938
    Intersil Corp. Class A.............................   138,626   1,983,738
*   inTEST Corp........................................     1,100       4,664
#*  Intevac, Inc.......................................    16,827     109,375
*   IntraLinks Holdings, Inc...........................    56,151     598,570
*   IntriCon Corp......................................     2,604      19,270
    Intuit, Inc........................................   123,403  10,713,848
#*  Inuvo, Inc.........................................       773         989
#*  IPG Photonics Corp.................................    59,370   4,431,377
*   Iteris, Inc........................................     3,700       6,660
#*  Itron, Inc.........................................    42,093   1,566,281
#*  Ixia...............................................    66,615     675,476
    IXYS Corp..........................................    39,817     449,932
#   j2 Global, Inc.....................................    50,363   2,892,851
#   Jabil Circuit, Inc.................................   263,819   5,437,310
    Jack Henry & Associates, Inc.......................   119,954   7,361,577

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Information Technology -- (Continued)
#*  JDS Uniphase Corp..................................   236,950 $  2,878,942
    Juniper Networks, Inc..............................   235,211    5,346,346
#*  Kemet Corp.........................................    43,819      166,512
*   Key Tronic Corp....................................     8,234       75,917
*   Keysight Technologies, Inc.........................    36,703    1,225,513
*   Kimball Electronics, Inc...........................    22,900      233,122
    KLA-Tencor Corp....................................    73,379    4,510,607
#*  Knowles Corp.......................................    53,836    1,141,862
*   Kofax, Ltd.........................................     8,735       60,184
#*  Kopin Corp.........................................    52,846      192,888
*   Kulicke & Soffa Industries, Inc....................   116,234    1,763,270
#*  KVH Industries, Inc................................    14,698      177,846
    Lam Research Corp..................................   124,245    9,497,288
*   Lattice Semiconductor Corp.........................   129,056      920,169
    Leidos Holdings, Inc...............................    90,950    3,765,330
#   Lexmark International, Inc. Class A................    99,929    3,988,166
*   LGL Group, Inc. (The)..............................       964        3,663
*   Limelight Networks, Inc............................    80,422      213,923
    Linear Technology Corp.............................   156,455    7,031,088
*   LinkedIn Corp. Class A.............................    18,979    4,265,340
#*  Lionbridge Technologies, Inc.......................    54,085      269,343
#*  Liquidity Services, Inc............................     2,998       23,205
    Littelfuse, Inc....................................    17,754    1,753,030
#*  LoJack Corp........................................    18,587       39,404
*   M/A-COM Technology Solutions Holdings, Inc.........     4,511      146,653
*   Magnachip Semiconductor Corp.......................    38,971      560,403
*   Manhattan Associates, Inc..........................    88,179    3,936,311
#   ManTech International Corp. Class A................    30,175      981,593
#   Marchex, Inc. Class B..............................    18,835       71,761
    Marvell Technology Group, Ltd......................   273,445    4,235,663
    MasterCard, Inc. Class A...........................   466,372   38,256,495
#*  Mattersight Corp...................................     2,290       12,709
*   Mattson Technology, Inc............................    22,568       74,249
    Maxim Integrated Products, Inc.....................   155,595    5,148,639
    MAXIMUS, Inc.......................................   100,368    5,592,505
*   MaxLinear, Inc. Class A............................     9,110       73,335
#*  Maxwell Technologies, Inc..........................    30,742      244,706
    Mentor Graphics Corp...............................   118,852    2,734,785
*   Mercury Systems, Inc...............................    29,932      472,327
#   Mesa Laboratories, Inc.............................     2,478      188,749
    Methode Electronics, Inc...........................    33,723    1,219,761
    Micrel, Inc........................................    44,629      627,930
#   Microchip Technology, Inc..........................   112,660    5,080,966
#*  Micron Technology, Inc.............................   685,916   20,073,332
*   Microsemi Corp.....................................    98,697    2,749,698
    Microsoft Corp..................................... 3,213,037  129,806,695
    MKS Instruments, Inc...............................    58,273    2,040,138
#   MOCON, Inc.........................................     3,434       59,580
#*  ModusLink Global Solutions, Inc....................    27,305       98,571
#*  MoneyGram International, Inc.......................    22,061      187,960
    Monolithic Power Systems, Inc......................    27,993    1,329,388
    Monotype Imaging Holdings, Inc.....................    31,633      928,112
#*  Monster Worldwide, Inc.............................   116,442      480,905

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
#*  MoSys, Inc.........................................    27,600 $    55,476
    Motorola Solutions, Inc............................   107,763   6,725,489
#   MTS Systems Corp...................................    18,026   1,302,919
#*  Multi-Fineline Electronix, Inc.....................    19,220     250,052
#*  Nanometrics, Inc...................................    23,085     358,741
*   NAPCO Security Technologies, Inc...................     8,159      40,550
    National Instruments Corp..........................   100,630   3,026,950
*   NCI, Inc. Class A..................................     5,008      61,699
*   NCR Corp...........................................   215,409   5,471,389
*   NeoPhotonics Corp..................................     1,440       4,320
    NetApp, Inc........................................   193,601   7,318,118
*   NETGEAR, Inc.......................................    49,882   1,684,515
#*  Netscout Systems, Inc..............................    38,043   1,365,744
#*  NetSuite, Inc......................................    10,679   1,051,134
#*  NeuStar, Inc. Class A..............................    51,089   1,343,130
*   Newport Corp.......................................    55,505   1,027,953
    NIC, Inc...........................................    38,349     629,691
#*  Novatel Wireless, Inc..............................    23,600     124,608
#*  Nuance Communications, Inc.........................   328,315   4,512,690
#*  Numerex Corp. Class A..............................     7,300      76,504
#   NVIDIA Corp........................................   437,793   8,407,815
#*  Oclaro, Inc........................................    55,087      78,774
*   OmniVision Technologies, Inc.......................    52,695   1,424,873
*   ON Semiconductor Corp..............................   531,049   5,315,800
#*  Onvia, Inc.........................................       442       2,046
    Optical Cable Corp.................................     3,696      19,256
    Oracle Corp........................................ 1,441,511  60,384,896
*   OSI Systems, Inc...................................    16,086   1,125,698
#*  Palo Alto Networks, Inc............................    29,800   3,766,422
#*  Pandora Media, Inc.................................    76,987   1,277,984
*   PAR Technology Corp................................     8,654      49,674
    Park Electrochemical Corp..........................    18,914     410,623
#*  Parkervision, Inc..................................     2,905       2,963
    Paychex, Inc.......................................   233,670  10,575,904
    PC Connection, Inc.................................    18,315     434,981
    PC-Tel, Inc........................................    12,027     100,907
*   PCM, Inc...........................................     7,619      72,380
*   PDF Solutions, Inc.................................    18,469     306,955
    Pegasystems, Inc...................................    37,414     732,192
    Perceptron, Inc....................................     7,250      77,647
*   Perficient, Inc....................................    37,689     678,402
*   Pericom Semiconductor Corp.........................    20,846     304,560
#*  Photronics, Inc....................................    53,760     451,584
#*  Planar Systems, Inc................................     9,180      67,198
    Plantronics, Inc...................................    37,283   1,708,680
*   Plexus Corp........................................    41,793   1,583,537
*   PMC-Sierra, Inc....................................   189,227   1,672,767
*   Polycom, Inc.......................................   154,045   2,048,798
    Power Integrations, Inc............................    23,948   1,235,238
#*  PRGX Global, Inc...................................    24,971     129,599
#*  Procera Networks, Inc..............................    13,749     120,716
*   Progress Software Corp.............................    51,253   1,283,888
*   PTC, Inc...........................................   152,544   5,096,495

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
    QAD, Inc. Class A..................................   5,894 $   113,990
    QAD, Inc. Class B..................................   1,959      33,910
*   QLogic Corp........................................ 125,417   1,675,571
*   Qorvo, Inc......................................... 153,633  11,348,870
    QUALCOMM, Inc...................................... 411,597  25,708,349
*   Qualstar Corp......................................   3,826       5,433
#*  Quantum Corp....................................... 104,104     164,484
#*  QuinStreet, Inc....................................  30,209     154,670
*   Qumu Corp..........................................   6,460      91,732
*   Rackspace Hosting, Inc............................. 156,646   7,042,804
*   Radisys Corp.......................................  20,449      47,442
#*  Rambus, Inc........................................  90,234   1,015,132
*   RealD, Inc.........................................  33,877     367,565
*   RealNetworks, Inc.................................. 129,142     907,868
#*  RealPage, Inc......................................  20,403     367,458
*   Red Hat, Inc.......................................  52,337   3,338,577
    Reis, Inc..........................................   6,081     136,822
#*  Relm Wireless Corp.................................   1,238       6,599
#*  Remark Media, Inc..................................   1,020       4,539
#   RF Industries, Ltd.................................   4,931      22,140
    Richardson Electronics, Ltd........................   9,355      87,656
#*  Rightside Group, Ltd...............................   8,535      67,426
*   Riverbed Technology, Inc........................... 110,153   2,266,949
*   Rofin-Sinar Technologies, Inc......................  35,141     945,996
*   Rogers Corp........................................  19,222   1,419,737
#*  Rosetta Stone, Inc.................................  20,764     187,291
*   Rovi Corp.......................................... 136,323   3,150,425
#*  Rubicon Technology, Inc............................  18,250      75,920
#*  Rudolph Technologies, Inc..........................  36,141     362,494
*   Saba Software, Inc.................................  10,919     105,259
*   Salesforce.com, Inc................................ 135,290   7,637,120
    SanDisk Corp....................................... 100,322   7,615,443
*   Sanmina Corp....................................... 103,088   2,183,404
*   Sapient Corp....................................... 152,966   3,802,735
*   ScanSource, Inc....................................  33,170   1,143,702
    Science Applications International Corp............  55,369   2,700,900
#*  Seachange International, Inc.......................  35,007     247,149
#   Seagate Technology P.L.C........................... 204,877  11,563,258
*   Semtech Corp.......................................  45,330   1,154,102
*   ServiceNow, Inc....................................  24,300   1,771,470
#*  ServiceSource International, Inc...................   5,015      16,800
*   Sevcon, Inc........................................     613       4,555
*   ShoreTel, Inc......................................  54,109     383,092
#*  Shutterstock, Inc..................................  14,654     824,874
*   Sigma Designs, Inc.................................  36,280     230,741
*   Silicon Graphics International Corp................  18,836     177,623
*   Silicon Image, Inc.................................  95,518     693,461
*   Silicon Laboratories, Inc..........................  32,884   1,439,004
    Skyworks Solutions, Inc............................ 187,419  15,565,148
*   SMTC Corp..........................................  10,077      16,728
*   SolarWinds, Inc....................................  43,617   2,100,159
    Solera Holdings, Inc...............................  66,012   3,406,219
*   Sonus Networks, Inc................................  48,447     924,369

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   Spansion, Inc. Class A.............................  59,964 $ 2,126,323
#*  Speed Commerce, Inc................................  23,259      55,356
#*  Splunk, Inc........................................  15,858     819,066
    SS&C Technologies Holdings, Inc....................  75,258   4,164,025
*   Stamps.com, Inc....................................  13,952     635,793
*   StarTek, Inc.......................................   8,170      77,043
#*  Stratasys, Ltd.....................................  51,731   4,112,097
#*  SunEdison, Inc..................................... 205,115   3,841,804
#*  SunPower Corp...................................... 104,563   2,522,060
*   Super Micro Computer, Inc..........................  43,745   1,599,755
*   support.com, Inc...................................  43,901      86,046
*   Sykes Enterprises, Inc.............................  62,088   1,398,222
    Symantec Corp...................................... 559,622  13,861,837
#*  Synaptics, Inc.....................................  36,543   2,806,868
#*  Synchronoss Technologies, Inc......................  37,467   1,591,223
#   SYNNEX Corp........................................  52,950   3,928,360
*   Synopsys, Inc...................................... 105,821   4,549,245
*   Syntel, Inc........................................  81,635   3,530,714
*   Tableau Software, Inc. Class A.....................  12,750   1,029,690
#*  Take-Two Interactive Software, Inc................. 164,640   4,893,101
#*  Tangoe, Inc........................................   5,369      61,368
    TE Connectivity, Ltd............................... 157,661  10,467,114
*   Tech Data Corp.....................................  55,911   3,192,518
*   TeleCommunication Systems, Inc. Class A............  44,803     126,792
#*  Telenav, Inc.......................................  34,314     222,355
*   TeleTech Holdings, Inc.............................  43,342     956,125
#*  Teradata Corp...................................... 123,599   5,507,571
    Teradyne, Inc...................................... 223,794   4,050,671
    Tessco Technologies, Inc...........................   6,747     152,820
    Tessera Technologies, Inc..........................  52,636   1,951,743
    Texas Instruments, Inc............................. 429,779  22,971,688
    TheStreet, Inc.....................................  10,517      21,875
#*  TiVo, Inc..........................................  45,837     479,455
    Total System Services, Inc......................... 177,266   6,269,898
    Transact Technologies, Inc.........................   5,192      30,892
#*  Travelzoo, Inc.....................................   2,163      18,559
*   Trimble Navigation, Ltd............................  85,222   2,031,692
*   Trio Tech International............................   1,525       4,514
*   TSR, Inc...........................................     210         893
#*  TTM Technologies, Inc.............................. 105,543     733,524
#*  Twitter, Inc.......................................  47,800   1,793,934
*   Tyler Technologies, Inc............................  26,035   2,761,793
#   Ubiquiti Networks, Inc.............................  24,335     639,889
#*  Ultimate Software Group, Inc. (The)................  16,795   2,485,828
*   Ultra Clean Holdings, Inc..........................  25,327     222,878
#*  Ultratech, Inc.....................................  33,873     539,936
*   Unisys Corp........................................  67,045   1,470,297
*   United Online, Inc.................................  16,087     212,348
#*  Universal Security Instruments, Inc................   1,135       7,014
*   Unwired Planet, Inc................................  42,677      42,122
#*  USA Technologies, Inc..............................  15,296      30,133
*   Vantiv, Inc. Class A............................... 167,942   5,775,525
#*  VASCO Data Security International, Inc.............  17,422     374,573

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Information Technology -- (Continued)
#*  Veeco Instruments, Inc............................    57,214 $    1,668,932
#*  VeriFone Systems, Inc.............................   110,107      3,456,259
*   Verint Systems, Inc...............................    54,712      2,920,527
#*  VeriSign, Inc.....................................    49,085      2,674,151
#*  ViaSat, Inc.......................................    37,085      2,084,919
*   Viasystems Group, Inc.............................    15,052        240,983
    Vicon Industries, Inc.............................       600            930
*   Video Display Corp................................     3,612          9,066
#*  Virtusa Corp......................................    22,068        826,667
    Visa, Inc. Class A................................   161,993     41,293,636
#   Vishay Intertechnology, Inc.......................   174,612      2,378,215
*   Vishay Precision Group, Inc.......................    12,209        203,158
#*  VMware, Inc. Class A..............................    17,754      1,368,833
    Wayside Technology Group, Inc.....................     2,300         40,779
#*  Web.com Group, Inc................................    31,944        482,674
#*  WebMD Health Corp.................................    19,469        754,424
*   Westell Technologies, Inc. Class A................    44,422         55,527
    Western Digital Corp..............................   158,501     15,411,052
#   Western Union Co. (The)...........................   316,200      5,375,400
#*  WEX, Inc..........................................    44,601      4,105,522
*   Wireless Telecom Group, Inc.......................     3,316         10,445
#*  Workday, Inc. Class A.............................    18,200      1,446,172
*   Xcerra Corp.......................................    41,824        321,208
    Xerox Corp........................................   951,992     12,537,735
    Xilinx, Inc.......................................   136,243      5,255,574
*   XO Group, Inc.....................................    24,719        406,380
*   Yahoo!, Inc.......................................   326,901     14,380,375
#*  Yelp, Inc.........................................    19,173      1,006,007
*   Zebra Technologies Corp. Class A..................    40,515      3,381,382
#*  Zillow, Inc. Class A..............................    13,590      1,317,143
#*  Zix Corp..........................................    44,261        156,684
#*  Zynga, Inc. Class A............................... 1,033,488      2,645,729
                                                                 --------------
Total Information Technology..........................            2,013,462,441
                                                                 --------------
Materials -- (4.4%)
    A Schulman, Inc...................................    28,785      1,003,157
#*  AEP Industries, Inc...............................     4,361        218,530
    Air Products & Chemicals, Inc.....................    63,124      9,191,486
    Airgas, Inc.......................................    66,879      7,533,251
#   Albemarle Corp....................................   103,673      5,003,259
    Alcoa, Inc........................................   662,761     10,372,210
    Allegheny Technologies, Inc.......................   114,782      3,274,730
#*  Allied Nevada Gold Corp...........................    61,549         63,395
#*  AM Castle & Co....................................    20,061        121,369
*   American Biltrite, Inc............................        17          7,310
#   American Vanguard Corp............................    32,079        358,643
#   Ampco-Pittsburgh Corp.............................     7,591        138,156
#   Aptargroup, Inc...................................    69,126      4,362,542
#   Ashland, Inc......................................    49,684      5,888,548
    Avery Dennison Corp...............................   119,673      6,255,308
    Axiall Corp.......................................    78,893      3,491,015
    Balchem Corp......................................    28,958      1,533,905
    Ball Corp.........................................   111,356      7,052,175

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Materials -- (Continued)
    Bemis Co., Inc..................................... 145,490 $ 6,445,207
*   Berry Plastics Group, Inc.......................... 120,153   4,063,574
*   Boise Cascade Co...................................  40,047   1,619,501
    Cabot Corp.........................................  64,308   2,727,302
*   Calgon Carbon Corp.................................  56,483   1,114,410
    Carpenter Technology Corp..........................  56,975   2,161,632
    Celanese Corp. Series A............................ 148,796   7,999,273
*   Century Aluminum Co................................ 104,407   2,412,846
    CF Industries Holdings, Inc........................  74,584  22,776,462
    Chase Corp.........................................   5,531     198,010
*   Chemtura Corp...................................... 106,726   2,325,560
*   Clearwater Paper Corp..............................  25,713   1,903,276
#   Cliffs Natural Resources, Inc......................  72,487     465,367
#*  Codexis, Inc.......................................   5,607      21,419
#*  Coeur Mining, Inc..................................  77,841     490,398
    Commercial Metals Co............................... 177,757   2,385,499
    Compass Minerals International, Inc................  56,404   4,929,710
#*  Contango ORE, Inc..................................     833       3,332
*   Continental Materials Corp.........................     268       4,663
*   Core Molding Technologies, Inc.....................   5,580      80,910
*   Crown Holdings, Inc................................  77,549   3,436,196
    Cytec Industries, Inc.............................. 105,125   5,044,949
#   Deltic Timber Corp.................................   8,812     550,750
    Domtar Corp........................................  73,158   2,801,951
    Dow Chemical Co. (The)............................. 536,388  24,223,282
    Eagle Materials, Inc...............................  54,322   3,868,813
    Eastman Chemical Co................................ 208,361  14,770,711
    Ecolab, Inc........................................  89,854   9,324,150
    EI du Pont de Nemours & Co......................... 324,904  23,136,414
*   Ferro Corp......................................... 196,259   2,184,363
#*  Flotek Industries, Inc.............................  51,317     829,796
    FMC Corp...........................................  85,279   4,903,542
    Freeport-McMoRan, Inc.............................. 570,861   9,596,173
    Friedman Industries, Inc...........................   5,521      34,561
    FutureFuel Corp....................................  42,155     463,283
#*  General Moly, Inc..................................  63,899      38,339
    Globe Specialty Metals, Inc........................  52,261     805,865
*   Graphic Packaging Holding Co....................... 467,132   6,764,071
    Greif, Inc. Class A................................  27,616   1,054,931
    Greif, Inc. Class B................................  14,223     623,110
#   Hawkins, Inc.......................................   8,404     323,638
    Haynes International, Inc..........................  15,183     591,074
#   HB Fuller Co.......................................  45,971   1,891,707
*   Headwaters, Inc....................................  84,158   1,184,945
#   Hecla Mining Co.................................... 247,286     813,571
#*  Horsehead Holding Corp.............................  84,486   1,135,492
#   Huntsman Corp...................................... 414,209   9,096,030
    Innophos Holdings, Inc.............................  25,443   1,514,876
    Innospec, Inc......................................  25,081     989,947
    International Flavors & Fragrances, Inc............  39,240   4,163,756
    International Paper Co............................. 218,811  11,522,587
#*  Intrepid Potash, Inc...............................  65,369     870,061
#   Kaiser Aluminum Corp...............................  16,078   1,114,366

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Materials -- (Continued)
    KapStone Paper and Packaging Corp.................. 162,212 $ 4,845,272
    KMG Chemicals, Inc.................................   9,500     198,740
    Koppers Holdings, Inc..............................  16,567     300,857
*   Kraton Performance Polymers, Inc...................  36,238     700,843
#   Kronos Worldwide, Inc..............................  56,104     630,048
#*  Louisiana-Pacific Corp............................. 196,686   3,219,750
#*  LSB Industries, Inc................................  28,903     902,930
    LyondellBasell Industries NV Class A............... 195,033  15,425,160
#   Martin Marietta Materials, Inc.....................  56,358   6,072,011
    Materion Corp......................................  33,550   1,105,473
#*  McEwen Mining, Inc................................. 136,545     170,681
    MeadWestvaco Corp.................................. 130,601   6,566,618
*   Mercer International, Inc..........................  54,913     696,297
    Minerals Technologies, Inc.........................  34,848   2,276,620
#*  Mines Management, Inc..............................   4,267       2,176
#*  Molycorp, Inc......................................  10,678       3,524
    Monsanto Co........................................ 233,749  27,577,707
    Mosaic Co. (The)................................... 148,568   7,233,776
#   Myers Industries, Inc..............................  42,795     712,537
    Neenah Paper, Inc..................................  20,170   1,157,355
#   NewMarket Corp.....................................  12,752   5,734,192
    Newmont Mining Corp................................ 313,125   7,875,094
    Noranda Aluminum Holding Corp......................  65,873     199,595
#*  Northern Technologies International Corp...........   2,180      44,548
    Nucor Corp......................................... 229,411  10,013,790
#   Olin Corp.......................................... 116,399   2,918,123
#   Olympic Steel, Inc.................................  10,794     147,986
    OM Group, Inc......................................  28,483     797,524
#*  OMNOVA Solutions, Inc..............................  37,968     260,460
*   Owens-Illinois, Inc................................ 230,455   5,381,124
    Packaging Corp. of America.........................  72,239   5,479,328
*   Penford Corp.......................................   9,592     180,521
    PH Glatfelter Co...................................  55,071   1,259,474
    PolyOne Corp....................................... 121,318   4,317,708
    PPG Industries, Inc................................  54,285  12,099,041
    Praxair, Inc....................................... 136,312  16,437,864
    Quaker Chemical Corp...............................  10,595     836,157
    Reliance Steel & Aluminum Co.......................  75,852   3,972,369
#*  Rentech, Inc....................................... 153,569     184,283
*   Resolute Forest Products, Inc......................   8,001     136,017
    Rock-Tenn Co. Class A.............................. 120,541   7,823,111
#   Royal Gold, Inc....................................  70,305   5,094,300
    RPM International, Inc............................. 125,399   6,001,596
*   RTI International Metals, Inc......................  31,979     713,132
#   Schnitzer Steel Industries, Inc. Class A...........  43,352     731,782
    Schweitzer-Mauduit International, Inc..............  30,903   1,200,891
    Scotts Miracle-Gro Co. (The) Class A...............  96,566   6,125,181
    Sealed Air Corp.................................... 164,108   6,646,374
#*  Senomyx, Inc.......................................   8,376      44,225
    Sensient Technologies Corp.........................  53,121   3,240,381
    Sherwin-Williams Co. (The).........................  38,850  10,538,839
    Sigma-Aldrich Corp.................................  45,675   6,281,226
    Silgan Holdings, Inc...............................  83,629   4,299,367

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Materials -- (Continued)
    Sonoco Products Co.................................    99,961 $  4,418,276
#   Southern Copper Corp...............................    73,734    2,011,464
    Steel Dynamics, Inc................................   292,222    4,979,463
    Stepan Co..........................................    14,828      569,395
#*  Stillwater Mining Co...............................   107,140    1,464,604
    SunCoke Energy, Inc................................    96,443    1,456,289
    Synalloy Corp......................................     4,755       79,409
    TimkenSteel Corp...................................    40,213    1,085,751
*   Trecora Resources..................................    13,745      188,994
    Tredegar Corp......................................    13,871      296,701
    Tronox, Ltd. Class A...............................    74,433    1,573,514
#   United States Lime & Minerals, Inc.................     3,496      241,748
#   United States Steel Corp...........................   248,639    6,076,737
#*  Universal Stainless & Alloy Products, Inc..........     5,675      126,496
#   Valhi, Inc.........................................    66,024      377,657
#   Valspar Corp. (The)................................    63,347    5,285,040
#*  Verso Corp.........................................     8,558       17,972
    Vulcan Materials Co................................    89,026    6,277,223
#   Walter Energy, Inc.................................    54,392       50,704
#   Wausau Paper Corp..................................    47,952      487,192
    Westlake Chemical Corp.............................    70,852    4,060,528
    Worthington Industries, Inc........................    75,774    2,267,916
*   WR Grace & Co......................................    62,027    5,376,500
    Zep, Inc...........................................    15,790      252,956
                                                                  ------------
Total Materials........................................            545,501,147
                                                                  ------------
Other -- (0.0%)
o*  Concord Camera Corp. Escrow Shares.................       405           --
o*  Gerber Scientific, Inc. Escrow Shares..............    15,579           --
o*  Softbrands, Inc. Escrow Shares.....................     3,200           --
                                                                  ------------
Total Other............................................                     --
                                                                  ------------
Real Estate Investment Trusts -- (0.1%)
    CareTrust REIT, Inc................................    22,876      308,368
#   Iron Mountain, Inc.................................   294,762   11,743,318
    Lamar Advertising Co. Class A......................    98,178    5,499,932
                                                                  ------------
Total Real Estate Investment Trusts....................             17,551,618
                                                                  ------------
Telecommunication Services -- (2.2%)
#*  8x8, Inc...........................................    51,971      400,696
#*  Alaska Communications Systems Group, Inc...........    30,523       54,331
*   Alteva.............................................     3,521       25,703
#   AT&T, Inc.......................................... 3,609,536  118,825,925
#   Atlantic Tele-Network, Inc.........................    17,662    1,173,287
#*  Boingo Wireless, Inc...............................    15,895      134,313
    CenturyLink, Inc...................................   326,017   12,118,052
*   Cincinnati Bell, Inc...............................   230,777      676,177
    Cogent Communications Holdings, Inc................    43,669    1,618,373
#   Consolidated Communications Holdings, Inc..........    51,948    1,209,349
#   Frontier Communications Corp....................... 1,162,352    7,805,194
*   General Communication, Inc. Class A................    72,232    1,060,366
    IDT Corp. Class B..................................    21,683      463,149

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Telecommunication Services -- (Continued)
    Inteliquent, Inc...................................    58,827 $    989,470
#*  Intelsat SA........................................     9,450      148,837
#*  Iridium Communications, Inc........................    57,785      491,750
*   Level 3 Communications, Inc........................   245,832   12,227,684
    Lumos Networks Corp................................    24,438      391,741
#   NTELOS Holdings Corp...............................    26,667      109,335
*   ORBCOMM, Inc.......................................    55,190      306,856
*   Premiere Global Services, Inc......................    55,133      487,376
*   SBA Communications Corp. Class A...................    77,607    9,056,737
    Shenandoah Telecommunications Co...................    52,572    1,561,914
    Spok Holdings, Inc.................................    21,634      370,374
#*  Sprint Corp........................................   162,623      699,279
#*  Straight Path Communications, Inc. Class B.........     8,024      153,900
#*  T-Mobile US, Inc...................................   100,498    3,033,030
    Telephone & Data Systems, Inc......................   131,430    3,055,747
#*  United States Cellular Corp........................    29,939    1,041,578
    Verizon Communications, Inc........................ 2,051,874   93,791,161
#*  Vonage Holdings Corp...............................   252,470    1,060,374
    Windstream Holdings, Inc...........................   961,974    7,647,693
                                                                  ------------
Total Telecommunication Services.......................            282,189,751
                                                                  ------------
Utilities -- (3.0%)
    AES Corp...........................................   386,774    4,726,378
    AGL Resources, Inc.................................    70,659    3,983,754
    ALLETE, Inc........................................    49,374    2,797,037
    Alliant Energy Corp................................    48,892    3,354,480
    Ameren Corp........................................   107,547    4,869,728
    American Electric Power Co., Inc...................   148,078    9,300,779
    American States Water Co...........................    42,513    1,685,215
    American Water Works Co., Inc......................    75,938    4,263,159
#   Aqua America, Inc..................................   193,219    5,226,574
#   Artesian Resources Corp. Class A...................     4,218       93,429
    Atmos Energy Corp..................................   111,230    6,330,099
#   Avista Corp........................................    68,902    2,558,331
    Black Hills Corp...................................    49,536    2,484,726
#*  Cadiz, Inc.........................................     2,464       23,802
    California Water Service Group.....................    52,588    1,290,510
#*  Calpine Corp.......................................   502,100   10,483,848
    CenterPoint Energy, Inc............................   194,478    4,490,497
#   Chesapeake Utilities Corp..........................    14,259      695,269
    Cleco Corp.........................................    66,034    3,589,608
    CMS Energy Corp....................................   103,112    3,890,416
#   Connecticut Water Service, Inc.....................     8,395      301,884
#   Consolidated Edison, Inc...........................   101,802    7,052,843
#   Consolidated Water Co., Ltd........................    12,219      132,576
#   Delta Natural Gas Co., Inc.........................     2,858       60,675
#   Dominion Resources, Inc............................   183,085   14,077,406
    DTE Energy Co......................................    78,691    7,055,435
    Duke Energy Corp...................................   228,964   19,951,923
*   Dynegy, Inc........................................   126,154    3,446,527
    Edison International...............................    99,099    6,753,597
    El Paso Electric Co................................    44,025    1,763,642
    Empire District Electric Co. (The).................    48,101    1,465,637

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Utilities -- (Continued)
    Entergy Corp.......................................  81,645 $ 7,144,754
    Exelon Corp........................................ 267,819   9,652,197
    FirstEnergy Corp................................... 190,356   7,677,058
    Gas Natural, Inc...................................   3,269      31,873
    Genie Energy, Ltd. Class B.........................  16,745     104,991
    Great Plains Energy, Inc........................... 168,511   4,982,870
    Hawaiian Electric Industries, Inc..................  99,816   3,423,689
#   IDACORP, Inc.......................................  55,685   3,781,568
    Integrys Energy Group, Inc.........................  68,043   5,518,287
    ITC Holdings Corp.................................. 161,962   6,889,864
#   Laclede Group, Inc. (The)..........................  46,755   2,513,549
    MDU Resources Group, Inc........................... 141,874   3,207,771
#   MGE Energy, Inc....................................  36,730   1,685,907
#   Middlesex Water Co.................................  13,098     286,453
#   National Fuel Gas Co...............................  91,817   5,823,952
    New Jersey Resources Corp..........................  46,407   2,964,479
    NextEra Energy, Inc................................ 137,029  14,969,048
    NiSource, Inc...................................... 139,544   6,036,673
#   Northeast Utilities................................ 143,152   7,956,388
#   Northwest Natural Gas Co...........................  29,523   1,473,493
#   NorthWestern Corp..................................  51,328   2,964,705
    NRG Energy, Inc.................................... 165,040   4,069,886
#   NRG Yield, Inc. Class A............................  37,505   1,983,264
    OGE Energy Corp....................................  90,215   3,173,764
#   ONE Gas, Inc.......................................  56,919   2,515,251
#   Ormat Technologies, Inc............................  33,366     892,541
#   Otter Tail Corp....................................  38,642   1,194,811
    Pepco Holdings, Inc................................  86,562   2,376,127
    PG&E Corp.......................................... 148,079   8,708,526
    Piedmont Natural Gas Co., Inc......................  84,793   3,382,393
    Pinnacle West Capital Corp.........................  49,014   3,439,803
#   PNM Resources, Inc.................................  86,195   2,628,948
#   Portland General Electric Co.......................  90,969   3,611,469
    PPL Corp........................................... 207,237   7,356,914
    Public Service Enterprise Group, Inc............... 162,979   6,955,944
    Questar Corp....................................... 191,403   4,966,908
    RGC Resources, Inc.................................   1,530      32,880
#   SCANA Corp.........................................  63,144   4,026,693
    Sempra Energy......................................  72,877   8,156,394
#   SJW Corp...........................................  17,759     599,721
    South Jersey Industries, Inc.......................  36,708   2,138,241
    Southern Co. (The)................................. 286,549  14,533,765
    Southwest Gas Corp.................................  50,893   3,127,884
#   TECO Energy, Inc................................... 256,568   5,472,595
    UGI Corp........................................... 208,799   7,723,475
#   UIL Holdings Corp..................................  62,440   2,872,240
#   Unitil Corp........................................  15,531     580,238
    Vectren Corp.......................................  90,137   4,319,365
#   Westar Energy, Inc................................. 144,209   6,160,609
#   WGL Holdings, Inc..................................  54,786   3,095,409
#   Wisconsin Energy Corp..............................  90,124   5,026,215
    Xcel Energy, Inc................................... 211,496   7,937,445

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                      SHARES        VALUE+
                                                    ----------- ---------------
Utilities -- (Continued)
#     York Water Co................................      10,442 $       247,162
                                                                ---------------
Total Utilities....................................                 370,596,233
                                                                ---------------
TOTAL COMMON STOCKS................................              11,276,226,182
                                                                ---------------
PREFERRED STOCKS -- (0.0%)

Other -- (0.0%)
o*    Enron TOPRS Escrow Shares....................         666              --
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
o*    Capital Bank Corp. Contingent Value Rights...         988              --
o*    Community Health Systems, Inc. Rights
        01/04/16...................................     216,226           5,838
o*    Eagle Bulk Shipping, Inc. Warrants 10/15/21..       1,021           1,327
o*    Furiex Pharmaceuticals Contingent Value
        Rights.....................................       6,234          60,906
o#*   Ikanos Communications Rights 01/12/2015......       4,543              --
o*    Leap Wireless International, Inc. Contingent
        Value Rights...............................      51,554         129,916
o#*   Magnum Hunter Resources Corp. Warrants
        04/15/16...................................      12,563              --
o*    Providence Service Corp. (The) Rights
        02/05/2015.................................         963              --
o*    Safeway Casa Ley Contingent Value Rights.....     213,913         217,100
o*    Safeway PDC, LLC Contingent Value Rights.....     213,913          10,439
o*    Sears Holdings Corporation Rights............           1              --
o*    Southern Community Financial Corp.
        Contingent Value Rights....................       5,725           5,300
o*    Tejon Ranch Co. Warrants 08/31/16............       2,148           3,158
                                                                ---------------
TOTAL RIGHTS/WARRANTS..............................                     433,984
                                                                ---------------
BONDS -- (0.0%)

Other -- (0.0%)
o*    Capital Properties, Inc., 5.000%.............         540             506
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves,
        0.089%.....................................  58,811,488      58,811,488
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@  DFA Short Term Investment Fund............... 101,851,198   1,178,418,359
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,382,901,404)^^..........................             $12,513,890,519
                                                                ===============

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                        ------------------------------------------------------
                            LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                        --------------- -------------- ------- ---------------
Common Stocks
   Consumer
     Discretionary..... $ 1,763,150,323 $        2,504   --    $ 1,763,152,827
   Consumer Staples....     899,116,054             --   --        899,116,054
   Energy..............     888,505,991             --   --        888,505,991
   Financials..........   1,588,282,859          1,881   --      1,588,284,740
   Health Care.........   1,367,884,489             --   --      1,367,884,489
   Industrials.........   1,539,980,891             --   --      1,539,980,891
   Information
     Technology........   2,013,462,441             --   --      2,013,462,441
   Materials...........     545,501,147             --   --        545,501,147
   Other...............              --             --   --                 --
   Real Estate
     Investment
     Trusts............      17,551,618             --   --         17,551,618
   Telecommunication
     Services..........     282,189,751             --   --        282,189,751
   Utilities...........     370,596,233             --   --        370,596,233
Preferred Stocks
   Other...............              --             --   --                 --
Rights/Warrants........              --        433,984   --            433,984
Bonds
   Other...............              --            506   --                506
Temporary Cash
  Investments..........      58,811,488             --   --         58,811,488
Securities Lending
  Collateral...........              --  1,178,418,359   --      1,178,418,359
                        --------------- --------------   --    ---------------
TOTAL.................. $11,335,033,285 $1,178,857,234   --    $12,513,890,519
                        =============== ==============   ==    ===============

                         U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                        SHARES    VALUE+
                                                        ------- -----------
COMMON STOCKS -- (89.5%)

Consumer Discretionary -- (13.6%)
*   1-800-Flowers.com, Inc. Class A....................  52,848 $   416,971
    Aaron's, Inc....................................... 140,247   4,440,220
#   Abercrombie & Fitch Co. Class A.................... 123,708   3,157,028
    Advance Auto Parts, Inc............................  32,852   5,223,468
#*  Aeropostale, Inc................................... 130,833     319,233
#*  AG&E Holdings, Inc.................................   4,482       3,272
    AH Belo Corp. Class A..............................  28,956     261,183
*   Amazon.com, Inc....................................  64,980  23,037,359
*   Ambassadors Group, Inc.............................  23,469      59,142
#*  AMC Networks, Inc. Class A.........................  52,173   3,479,939
    AMCON Distributing Co..............................     668      54,275
#*  America's Car-Mart, Inc............................  18,326     973,294
*   American Axle & Manufacturing Holdings, Inc........ 121,044   2,947,421
#   American Eagle Outfitters, Inc..................... 314,340   4,413,334
#*  American Public Education, Inc.....................  34,275   1,150,612
*   ANN, Inc........................................... 176,949   5,857,012
*   Apollo Education Group, Inc. Class A............... 306,618   7,745,171
    Arctic Cat, Inc....................................  23,182     779,379
    Ark Restaurants Corp...............................   4,916     121,081
*   Asbury Automotive Group, Inc.......................  94,989   7,049,134
*   Ascena Retail Group, Inc........................... 270,277   3,124,402
#*  Ascent Capital Group, Inc. Class A.................  21,275     900,145
#   Autoliv, Inc.......................................  65,264   6,921,900
*   AutoNation, Inc.................................... 128,521   7,662,422
*   AutoZone, Inc......................................  10,328   6,165,403
*   Ballantyne Strong, Inc.............................  17,770      72,679
#*  Barnes & Noble, Inc................................ 165,086   3,877,870
    Bassett Furniture Industries, Inc..................  14,448     321,035
    Beasley Broadcast Group, Inc. Class A..............   8,562      44,694
*   Beazer Homes USA, Inc..............................  22,402     353,952
#   bebe stores, Inc................................... 130,718     467,970
#*  Bed Bath & Beyond, Inc............................. 268,974  20,111,186
*   Belmond, Ltd. Class A.............................. 157,124   1,726,793
    Best Buy Co., Inc.................................. 430,019  15,136,669
    Big 5 Sporting Goods Corp..........................  45,316     539,714
#   Big Lots, Inc...................................... 152,963   7,022,531
*   Biglari Holdings, Inc..............................   3,600   1,490,292
#*  BJ's Restaurants, Inc..............................  65,509   2,901,394
*   Bloomin' Brands, Inc............................... 156,101   3,858,036
#*  Blue Nile, Inc.....................................  14,564     452,649
    Blyth, Inc.........................................  24,520     181,693
    Bob Evans Farms, Inc...............................  55,648   3,136,878
#   Bon-Ton Stores, Inc. (The).........................  26,063     142,825
*   Books-A-Million, Inc...............................  20,408      51,428
    BorgWarner, Inc.................................... 209,722  11,327,085
    Bowl America, Inc. Class A.........................   3,937      57,087
#*  Boyd Gaming Corp...................................  77,977   1,018,380
*   Bravo Brio Restaurant Group, Inc...................  38,941     512,074
*   Bridgepoint Education, Inc.........................  71,667     707,353
#*  Bright Horizons Family Solutions, Inc..............  21,482   1,042,951
    Brinker International, Inc.........................  80,912   4,727,688

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Consumer Discretionary -- (Continued)
    Brown Shoe Co., Inc................................    87,119 $ 2,473,308
    Brunswick Corp.....................................   153,174   8,314,285
#   Buckle, Inc. (The).................................    38,775   1,969,382
#*  Buffalo Wild Wings, Inc............................    40,317   7,189,327
*   Build-A-Bear Workshop, Inc.........................    30,434     627,549
#*  Cabela's, Inc......................................   100,507   5,522,860
#   Cablevision Systems Corp. Class A..................   188,774   3,571,604
#   Callaway Golf Co...................................   143,184   1,168,381
*   Cambium Learning Group, Inc........................    82,206     206,337
*   Canterbury Park Holding Corp.......................     5,270      52,964
    Capella Education Co...............................    30,464   2,071,247
#*  Career Education Corp..............................   130,537     728,396
#*  CarMax, Inc........................................   189,735  11,782,543
*   Carmike Cinemas, Inc...............................    44,598   1,234,027
    Carnival Corp......................................   153,190   6,734,232
#   Carriage Services, Inc.............................    28,065     611,817
*   Carrols Restaurant Group, Inc......................    48,157     383,330
    Carter's, Inc......................................    80,251   6,539,654
    Cato Corp. (The) Class A...........................    66,608   2,824,179
#*  Cavco Industries, Inc..............................    14,455   1,062,587
#   CBS Corp. Class A..................................    14,126     790,420
    CBS Corp. Class B..................................   287,701  15,768,892
#*  Central European Media Enterprises, Ltd. Class A...    18,678      48,563
#*  Charles & Colvard, Ltd.............................    29,159      52,486
*   Charter Communications, Inc. Class A...............    48,366   7,308,828
#   Cheesecake Factory, Inc. (The).....................   187,868   9,864,949
    Cherokee, Inc......................................     8,005     145,531
    Chico's FAS, Inc...................................   307,594   5,130,668
#   Children's Place, Inc. (The).......................    38,069   2,282,237
*   Chipotle Mexican Grill, Inc........................    12,522   8,888,616
#   Choice Hotels International, Inc...................    50,274   2,888,241
#*  Christopher & Banks Corp...........................    66,361     345,741
    Churchill Downs, Inc...............................    29,902   2,840,391
#*  Chuy's Holdings, Inc...............................     3,487      74,517
#*  Cinedigm Corp......................................    83,923     125,045
    Cinemark Holdings, Inc.............................   227,575   8,458,963
*   Citi Trends, Inc...................................    29,115     666,442
    Clear Channel Outdoor Holdings, Inc. Class A.......    55,873     505,651
    ClubCorp Holdings, Inc.............................    10,706     182,109
    Coach, Inc.........................................    94,590   3,517,802
*   Coast Distribution System, Inc. (The)..............     1,760       6,090
    Collectors Universe, Inc...........................     8,599     202,077
    Columbia Sportswear Co.............................   108,058   4,592,465
    Comcast Corp. Class A.............................. 1,639,334  87,122,405
#   Comcast Corp. Special Class A......................   337,406  17,848,777
#*  Conn's, Inc........................................    56,833     894,551
    Cooper Tire & Rubber Co............................   131,486   4,574,398
#*  Cooper-Standard Holding, Inc.......................       292      15,257
    Core-Mark Holding Co., Inc.........................    47,258   3,151,163
#   Cracker Barrel Old Country Store, Inc..............    61,479   8,269,540
*   Crocs, Inc.........................................   168,395   1,784,987
*   Crown Media Holdings, Inc. Class A.................    51,149     163,677
#   CSS Industries, Inc................................     8,600     233,920

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
    CST Brands, Inc.................................... 198,049 $ 8,535,912
    Culp, Inc..........................................  18,403     369,716
#*  Cumulus Media, Inc. Class A........................ 140,245     488,053
#   Dana Holding Corp.................................. 464,727   9,698,852
#   Darden Restaurants, Inc............................ 144,641   8,878,065
#*  Deckers Outdoor Corp...............................  70,088   4,629,312
*   Del Frisco's Restaurant Group, Inc.................  27,506     545,444
    Delphi Automotive P.L.C............................  43,071   2,960,270
#*  Delta Apparel, Inc.................................  15,491     143,292
*   Denny's Corp.......................................  42,046     457,460
    Destination Maternity Corp.........................  23,762     363,796
#*  Destination XL Group, Inc..........................  82,498     419,090
#   DeVry Education Group, Inc......................... 122,020   5,174,868
*   DGSE Cos., Inc.....................................   8,710      13,152
#*  Diamond Resorts International, Inc.................  15,418     437,563
    Dick's Sporting Goods, Inc.........................  82,412   4,256,580
    Dillard's, Inc. Class A............................  92,309  10,486,302
    DineEquity, Inc....................................  69,366   7,404,820
*   DIRECTV............................................ 110,916   9,458,916
*   Discovery Communications, Inc...................... 104,165   2,904,120
#*  Discovery Communications, Inc. Class A.............  38,327   1,110,908
*   Discovery Communications, Inc. Class B.............   1,502      42,176
*   DISH Network Corp. Class A.........................  42,243   2,971,795
#*  Dixie Group, Inc. (The)............................  15,615     126,169
*   Dollar General Corp................................ 307,976  20,652,871
*   Dollar Tree, Inc...................................  91,616   6,513,898
#   Domino's Pizza, Inc................................  57,309   5,676,456
#*  Dorman Products, Inc...............................  68,724   3,142,749
*   Dover Downs Gaming & Entertainment, Inc............   5,604       5,030
    Dover Motorsports, Inc.............................   9,156      24,172
    DR Horton, Inc..................................... 289,605   7,101,115
#*  DreamWorks Animation SKG, Inc. Class A............. 131,995   2,464,347
#*  Drew Industries, Inc...............................  65,580   3,297,362
    DSW, Inc. Class A.................................. 141,202   5,021,143
#   Dunkin' Brands Group, Inc.......................... 158,078   7,478,670
    Educational Development Corp.......................   3,809      15,731
*   Eldorado Resorts, Inc..............................  20,339      80,644
#   Emerson Radio Corp.................................  26,350      27,404
*   Emmis Communications Corp. Class A.................   5,500      11,055
#*  Empire Resorts, Inc................................   5,120      30,208
*   Entercom Communications Corp. Class A..............  43,742     506,095
#   Entravision Communications Corp. Class A........... 111,752     689,510
    Escalade, Inc......................................  12,111     184,572
#   Ethan Allen Interiors, Inc.........................  53,095   1,445,246
*   EVINE Live, Inc....................................  82,152     515,093
#*  EW Scripps Co. (The) Class A.......................  76,553   1,510,391
#   Expedia, Inc.......................................  65,285   5,609,940
*   Express, Inc.......................................  87,347   1,142,499
    Family Dollar Stores, Inc..........................  38,461   2,926,882
#*  Famous Dave's Of America, Inc......................  10,924     330,669
#*  Federal-Mogul Holdings Corp........................ 133,069   1,800,424
#*  Fiesta Restaurant Group, Inc.......................  38,000   2,244,660
    Finish Line, Inc. (The) Class A.................... 106,176   2,505,754

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Consumer Discretionary -- (Continued)
#*  Five Below, Inc....................................    84,162 $ 2,804,278
    Flanigan's Enterprises, Inc........................     1,000      38,250
    Flexsteel Industries, Inc..........................     7,812     232,798
    Foot Locker, Inc...................................   255,692  13,607,928
    Ford Motor Co...................................... 2,450,863  36,052,195
*   Fossil Group, Inc..................................    77,297   7,559,647
*   Francesca's Holdings Corp..........................     6,136      97,317
#   Fred's, Inc. Class A...............................    61,381   1,018,925
    Frisch's Restaurants, Inc..........................     7,545     208,997
#*  FTD Cos., Inc......................................    37,466   1,283,211
#*  Fuel Systems Solutions, Inc........................    33,207     356,643
*   Full House Resorts, Inc............................    19,925      27,297
#*  G-III Apparel Group, Ltd...........................    55,797   5,423,468
*   Gaiam, Inc. Class A................................    18,959     138,780
#   GameStop Corp. Class A.............................   275,968   9,727,872
*   Gaming Partners International Corp.................     8,266      68,525
    Gannett Co., Inc...................................   349,529  10,838,894
#   Gap, Inc. (The)....................................   167,853   6,913,865
#   Garmin, Ltd........................................   135,206   7,079,386
#*  Geeknet, Inc.......................................     7,665      60,094
    General Motors Co..................................   829,997  27,074,502
*   Genesco, Inc.......................................    46,125   3,295,631
#   Gentex Corp........................................   507,677   8,473,129
*   Gentherm, Inc......................................    74,264   2,731,430
    Genuine Parts Co...................................    71,003   6,599,019
    GNC Holdings, Inc. Class A.........................   144,819   6,421,274
    Goodyear Tire & Rubber Co. (The)...................   261,349   6,335,100
#*  Gordmans Stores, Inc...............................    12,089      44,729
    Graham Holdings Co. Class B........................    11,115  10,396,082
*   Grand Canyon Education, Inc........................   101,747   4,458,554
#*  Gray Television, Inc...............................    90,481     855,950
*   Gray Television, Inc. Class A......................     3,160      23,700
#*  Green Brick Partners, Inc..........................       586       4,295
#   Group 1 Automotive, Inc............................    65,733   5,284,276
#*  Groupon, Inc.......................................   108,640     777,862
#   Guess?, Inc........................................   135,741   2,549,216
    H&R Block, Inc.....................................   123,489   4,233,203
#*  Hampshire Group, Ltd...............................     1,000       1,800
    Hanesbrands, Inc...................................    47,175   5,254,352
    Harley-Davidson, Inc...............................    95,911   5,917,709
    Harman International Industries, Inc...............    37,594   4,873,310
    Harte-Hanks, Inc...................................   101,453     737,563
#   Hasbro, Inc........................................    34,967   1,920,388
    Haverty Furniture Cos., Inc........................    35,958     878,454
    Haverty Furniture Cos., Inc. Class A...............     2,523      62,646
*   Helen of Troy, Ltd.................................    53,869   4,052,026
o*  Here Media, Inc....................................       300          --
o*  Here Media, Inc. Special Shares....................       300          --
#*  hhgregg, Inc.......................................    53,331     292,787
#*  Hibbett Sports, Inc................................    29,124   1,369,993
    Home Depot, Inc. (The).............................   286,801  29,947,760
    Hooker Furniture Corp..............................    16,557     298,688
#*  Hovnanian Enterprises, Inc. Class A................   102,044     351,031

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
    HSN, Inc...........................................  66,345 $ 5,137,757
#*  Hyatt Hotels Corp. Class A.........................  31,138   1,751,824
#*  Iconix Brand Group, Inc............................ 111,831   3,717,262
    International Game Technology...................... 222,506   3,764,802
#   International Speedway Corp. Class A...............  55,562   1,616,299
    Interpublic Group of Cos., Inc. (The).............. 455,767   9,087,994
    Interval Leisure Group, Inc........................  93,689   2,162,342
#*  iRobot Corp........................................  51,251   1,616,969
*   Isle of Capri Casinos, Inc.........................  34,965     358,042
#*  ITT Educational Services, Inc......................  15,300     111,231
    Jack in the Box, Inc............................... 107,924   9,150,876
#*  JAKKS Pacific, Inc.................................  27,534     165,755
#*  Jamba, Inc.........................................  21,376     351,208
*   Jarden Corp........................................ 211,444  10,153,541
#*  JC Penney Co., Inc................................. 365,889   2,660,013
    John Wiley & Sons, Inc. Class A....................  91,828   5,689,663
    John Wiley & Sons, Inc. Class B....................   7,502     463,399
    Johnson Controls, Inc.............................. 446,476  20,747,740
    Johnson Outdoors, Inc. Class A.....................  19,561     586,830
*   Journal Communications, Inc. Class A...............  71,971     723,309
*   K12, Inc...........................................  67,095     954,091
#*  Kate Spade & Co....................................  76,431   2,409,869
#   KB Home............................................ 120,600   1,502,676
#*  Kirkland's, Inc....................................  36,062     839,163
#   Kohl's Corp........................................ 290,745  17,363,291
*   Kona Grill, Inc....................................  11,997     281,930
    Koss Corp..........................................   4,495       8,900
#*  Krispy Kreme Doughnuts, Inc........................ 113,297   2,205,893
    L Brands, Inc......................................  88,844   7,518,868
    La-Z-Boy, Inc......................................  93,027   2,482,891
#*  Lakeland Industries, Inc...........................   7,818      66,453
#*  Lands' End, Inc....................................  37,689   1,307,431
    Las Vegas Sands Corp...............................  86,731   4,715,564
o*  Lazare Kaplan International, Inc...................   3,667       5,739
#*  LeapFrog Enterprises, Inc.......................... 109,184     259,858
    Lear Corp..........................................  81,446   8,173,106
*   Learning Tree International, Inc...................  16,482      32,799
#*  Lee Enterprises, Inc...............................  46,810     138,090
#   Leggett & Platt, Inc............................... 183,088   7,805,041
#   Lennar Corp. Class A............................... 118,697   5,330,682
    Lennar Corp. Class B...............................  29,753   1,074,381
    Libbey, Inc........................................  97,178   3,178,692
*   Liberty Broadband Corp.(530307206).................   1,306      64,647
*   Liberty Broadband Corp.(530307305).................  63,603   2,823,973
*   Liberty Broadband Corp. Class A....................  23,788   1,057,852
*   Liberty Global P.L.C. Class A......................  89,117   4,163,546
*   Liberty Global P.L.C. Class B......................     808      37,588
*   Liberty Global P.L.C. Series C..................... 401,263  18,293,580
*   Liberty Interactive Corp. Class A.................. 471,654  12,904,453
*   Liberty Interactive Corp. Class B..................  11,086     324,155
*   Liberty Media Corp................................. 195,276   6,662,817
*   Liberty Media Corp. Class A........................  95,152   3,239,926
*   Liberty Media Corp. Class B........................   5,224     207,132

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
*   Liberty TripAdvisor Holdings, Inc. Class A......... 120,298 $ 2,879,934
*   Liberty TripAdvisor Holdings, Inc. Class B.........   1,138      28,814
*   Liberty Ventures Series A.......................... 198,295   7,406,318
*   Liberty Ventures Series B..........................   2,714     105,995
#*  Life Time Fitness, Inc.............................  85,452   4,671,661
#   Lifetime Brands, Inc...............................  16,818     265,388
    Lincoln Educational Services Corp..................  32,420      84,292
    Lions Gate Entertainment Corp......................  79,518   2,284,552
    Lithia Motors, Inc. Class A........................  67,357   5,705,138
*   Live Nation Entertainment, Inc..................... 386,849   9,195,401
*   LKQ Corp........................................... 376,352   9,713,645
*   Loral Space & Communications, Inc..................  30,095   2,164,131
    Lowe's Cos., Inc................................... 331,612  22,470,029
*   Luby's, Inc........................................  35,781     174,611
#*  Lululemon Athletica, Inc...........................  28,847   1,910,825
#*  Lumber Liquidators Holdings, Inc...................  34,916   2,204,945
#*  M/I Homes, Inc.....................................  53,327   1,100,669
#   Macy's, Inc........................................ 237,533  15,173,608
*   Madison Square Garden Co. (The) Class A............ 140,989  10,679,917
    Marcus Corp. (The).................................  30,027     566,309
#   Marine Products Corp...............................  47,094     340,490
#*  MarineMax, Inc.....................................  49,791   1,270,168
#   Marriott International, Inc. Class A...............  81,920   6,103,040
    Marriott Vacations Worldwide Corp..................  42,880   3,280,320
#*  Martha Stewart Living Omnimedia, Inc. Class A......  60,321     279,889
#   Mattel, Inc........................................ 165,431   4,450,094
#*  Mattress Firm Holding Corp.........................  10,007     576,603
#*  McClatchy Co. (The) Class A........................ 119,920     300,999
    McDonald's Corp.................................... 271,787  25,123,990
#   MDC Holdings, Inc.................................. 134,318   3,357,950
#*  Media General, Inc.................................  37,031     529,543
#   Men's Wearhouse, Inc. (The)........................  86,665   4,027,323
#   Meredith Corp......................................  74,748   3,891,381
#*  Meritage Homes Corp................................  89,833   3,270,820
#*  MGM Resorts International.......................... 515,607  10,044,024
*   Michael Kors Holdings, Ltd.........................  49,127   3,477,700
*   Modine Manufacturing Co............................ 106,820   1,302,136
*   Mohawk Industries, Inc.............................  52,396   8,647,436
*   Monarch Casino & Resort, Inc.......................  27,593     477,359
#   Monro Muffler Brake, Inc...........................  61,772   3,529,652
#   Morningstar, Inc...................................  24,817   1,652,564
#*  Motorcar Parts of America, Inc.....................  32,728     854,855
    Movado Group, Inc..................................  33,112     795,681
*   Murphy USA, Inc.................................... 114,333   7,981,587
    NACCO Industries, Inc. Class A.....................  10,705     589,310
#*  Nathan's Famous, Inc...............................   7,706     619,871
#   National CineMedia, Inc............................  86,165   1,240,776
*   Nautilus, Inc......................................  84,100   1,197,584
*   Netflix, Inc.......................................   7,841   3,464,154
#*  Nevada Gold & Casinos, Inc.........................   1,100       1,342
*   New York & Co., Inc................................ 111,142     255,627
#   New York Times Co. (The) Class A................... 270,640   3,407,358
    Newell Rubbermaid, Inc............................. 100,525   3,706,357

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Consumer Discretionary -- (Continued)
*   News Corp. Class A.................................   344,974 $ 5,136,663
*   News Corp. Class B.................................   129,824   1,874,659
#   Nexstar Broadcasting Group, Inc. Class A...........    48,068   2,398,353
    NIKE, Inc. Class B.................................   100,516   9,272,601
*   Nobility Homes, Inc................................     2,557      24,036
    Nordstrom, Inc.....................................    89,112   6,790,334
*   Norwegian Cruise Line Holdings, Ltd................    82,606   3,614,839
#   Nutrisystem, Inc...................................    58,796   1,047,745
*   NVR, Inc...........................................     6,499   8,151,241
*   O'Reilly Automotive, Inc...........................    73,392  13,750,725
*   Office Depot, Inc.................................. 1,179,442   8,963,759
#   Omnicom Group, Inc.................................   109,664   7,983,539
*   Orbitz Worldwide, Inc..............................   186,195   1,718,580
#*  Outerwall, Inc.....................................    48,358   3,002,065
#*  Overstock.com, Inc.................................    21,548     482,244
    Oxford Industries, Inc.............................    37,492   2,097,302
#*  P&F Industries, Inc. Class A.......................     2,869      21,804
#*  Pacific Sunwear of California, Inc.................    84,041     231,113
#*  Panera Bread Co. Class A...........................    23,395   4,020,665
    Papa John's International, Inc.....................    71,676   4,548,559
#*  Penn National Gaming, Inc..........................   168,437   2,521,502
    Penske Automotive Group, Inc.......................   181,625   8,781,569
#*  Pep Boys-Manny, Moe & Jack (The)...................    88,525     746,266
*   Perfumania Holdings, Inc...........................     6,982      39,413
*   Perry Ellis International, Inc.....................    25,247     603,656
#   PetMed Express, Inc................................    32,127     504,394
    PetSmart, Inc......................................    41,673   3,404,892
#   Pier 1 Imports, Inc................................   139,418   2,343,617
#*  Pinnacle Entertainment, Inc........................    76,630   1,620,725
#   Polaris Industries, Inc............................    30,288   4,379,342
    Pool Corp..........................................    68,372   4,253,422
*   Popeyes Louisiana Kitchen, Inc.....................    37,269   2,139,986
*   Priceline Group, Inc. (The)........................     7,627   7,699,304
    PulteGroup, Inc....................................   433,338   8,922,429
    PVH Corp...........................................    55,641   6,134,977
*   QEP Co., Inc.......................................       670      11,926
#*  Quiksilver, Inc....................................   280,118     523,821
#*  Radio One, Inc. Class D............................    33,982      63,886
#   Ralph Lauren Corp..................................    55,978   9,342,168
#*  RCI Hospitality Holdings, Inc......................    13,809     134,638
#*  Reading International, Inc. Class A................    14,293     172,802
*   Reading International, Inc. Class B................       300       4,200
#*  Red Lion Hotels Corp...............................    26,248     168,512
*   Red Robin Gourmet Burgers, Inc.....................    37,898   2,937,095
#   Regal Entertainment Group Class A..................   112,922   2,389,430
*   Regis Corp.........................................    93,341   1,470,121
    Remy International, Inc............................    20,244     430,590
#   Rent-A-Center, Inc.................................   103,534   3,549,146
#*  Rentrak Corp.......................................    11,567     889,849
#*  Restoration Hardware Holdings, Inc.................    32,807   2,871,597
    Rocky Brands, Inc..................................     8,403     115,205
    Ross Stores, Inc...................................    93,490   8,573,968
#   Royal Caribbean Cruises, Ltd.......................   237,748  17,961,861

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#*  Ruby Tuesday, Inc.................................. 116,851 $   703,443
    Ruth's Hospitality Group, Inc...................... 101,572   1,474,825
#   Ryland Group, Inc. (The)...........................  69,112   2,774,847
#   Saga Communications, Inc. Class A..................   5,094     207,173
#   Salem Communications Corp. Class A.................  21,782     151,821
*   Sally Beauty Holdings, Inc......................... 135,660   4,216,313
#   Scholastic Corp....................................  39,002   1,434,494
#*  Scientific Games Corp. Class A..................... 143,686   1,696,932
#   Scripps Networks Interactive, Inc. Class A.........  44,366   3,153,979
#*  Sears Holdings Corp................................ 125,301   3,989,584
    SeaWorld Entertainment, Inc........................  55,053     963,978
#*  Select Comfort Corp................................ 125,322   3,739,608
#   Service Corp. International........................ 444,897  10,068,019
#*  Shiloh Industries, Inc.............................  29,724     363,525
    Shoe Carnival, Inc.................................  34,798     808,010
#*  Shutterfly, Inc....................................  66,497   2,917,223
    Signet Jewelers, Ltd............................... 107,218  12,985,172
#   Sinclair Broadcast Group, Inc. Class A............. 104,464   2,584,439
#*  Sirius XM Holdings, Inc............................ 506,337   1,797,496
    Six Flags Entertainment Corp....................... 147,364   6,330,757
*   Sizmek, Inc........................................  46,642     277,986
#*  Skechers U.S.A., Inc. Class A......................  72,532   4,377,306
*   Skullcandy, Inc....................................  12,605     126,302
#*  Skyline Corp.......................................  10,884      40,815
#*  Smith & Wesson Holding Corp........................  28,380     349,074
#   Sonic Automotive, Inc. Class A.....................  88,855   2,188,499
    Sonic Corp......................................... 106,493   3,223,543
#   Sotheby's.......................................... 135,974   5,785,694
*   Spanish Broadcasting System, Inc. Class A..........   2,346       6,217
    Spartan Motors, Inc................................  47,982     249,986
#   Speedway Motorsports, Inc..........................  61,111   1,362,164
    Stage Stores, Inc..................................  88,805   1,776,100
    Standard Motor Products, Inc.......................  47,202   1,720,985
#*  Standard Pacific Corp.............................. 439,529   3,085,494
*   Stanley Furniture Co., Inc.........................  15,342      45,412
    Staples, Inc....................................... 635,964  10,843,186
    Starbucks Corp..................................... 131,291  11,491,901
    Starwood Hotels & Resorts Worldwide, Inc...........  56,074   4,035,646
#*  Starz.............................................. 152,168   4,491,999
*   Starz Class B......................................   5,024     149,514
    Stein Mart, Inc....................................  76,891   1,058,020
*   Steiner Leisure, Ltd...............................  23,896   1,042,344
#*  Steven Madden, Ltd................................. 171,447   5,887,490
#*  Stoneridge, Inc....................................  48,856     616,563
#   Strattec Security Corp.............................   5,021     316,323
#*  Strayer Education, Inc.............................  19,555   1,310,185
#   Sturm Ruger & Co., Inc.............................  24,927   1,007,051
#   Superior Industries International, Inc.............  42,144     769,128
#   Superior Uniform Group, Inc........................  12,533     475,627
    Sypris Solutions, Inc..............................  26,299      62,986
#*  Systemax, Inc......................................  51,897     678,294
    Tandy Leather Factory, Inc.........................  25,740     219,820
    Target Corp........................................ 415,851  30,610,792

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#*  Taylor Morrison Home Corp. Class A.................   6,407 $   113,852
#*  Tempur Sealy International, Inc....................  51,265   2,821,113
*   Tenneco, Inc.......................................  48,997   2,519,426
#*  Tesla Motors, Inc..................................  18,724   3,812,206
#   Texas Roadhouse, Inc............................... 185,414   6,228,056
    Thor Industries, Inc............................... 126,661   7,137,347
    Tiffany & Co.......................................  42,344   3,668,684
#*  Tilly's, Inc. Class A..............................   4,119      56,595
    Time Warner Cable, Inc............................. 161,177  21,941,025
    Time Warner, Inc................................... 700,407  54,582,718
#   Time, Inc..........................................  66,949   1,676,403
    TJX Cos., Inc. (The)............................... 152,101  10,029,540
#*  Toll Brothers, Inc................................. 251,349   8,701,702
*   Tower International, Inc...........................  35,248     834,320
#   Town Sports International Holdings, Inc............  30,008     197,453
#   Tractor Supply Co..................................  95,125   7,721,296
    Trans World Entertainment Corp.....................   1,798       6,239
*   TRI Pointe Homes, Inc..............................  29,977     429,570
#*  TripAdvisor, Inc...................................  53,030   3,553,540
*   TRW Automotive Holdings Corp....................... 127,897  13,195,133
#*  Tuesday Morning Corp...............................  75,510   1,336,527
#*  Tumi Holdings, Inc.................................  79,534   1,803,036
    Tupperware Brands Corp.............................  31,327   2,118,018
    Twenty-First Century Fox, Inc. Class A............. 389,658  12,921,059
    Twenty-First Century Fox, Inc. Class B............. 120,829   3,848,404
*   Ulta Salon Cosmetics & Fragrance, Inc..............  39,676   5,234,851
#*  Under Armour, Inc. Class A.........................  47,020   3,389,202
*   Unifi, Inc.........................................  29,133     938,957
*   Universal Electronics, Inc.........................  30,747   1,959,814
    Universal Technical Institute, Inc.................  35,790     292,404
#*  UQM Technologies, Inc..............................   9,817       9,327
#*  Urban Outfitters, Inc.............................. 271,732   9,472,578
*   US Auto Parts Network, Inc.........................  39,333      92,433
    Vail Resorts, Inc..................................  81,783   7,177,276
    Value Line, Inc....................................   7,363     111,697
    VF Corp............................................  98,656   6,843,767
    Viacom, Inc. Class A...............................   4,120     267,141
    Viacom, Inc. Class B............................... 112,173   7,226,185
*   Visteon Corp....................................... 126,291  12,243,912
#*  Vitamin Shoppe, Inc................................  54,362   2,297,882
#*  VOXX International Corp............................  35,132     281,056
*   Walking Co. Holdings, Inc. (The)...................     329       1,974
    Walt Disney Co. (The).............................. 788,924  71,760,527
#*  Weight Watchers International, Inc.................  34,160     565,690
#   Wendy's Co. (The).................................. 722,498   7,615,129
#*  West Marine, Inc...................................  35,725     428,700
#   Weyco Group, Inc...................................  12,731     343,992
    Whirlpool Corp.....................................  92,548  18,424,456
*   William Lyon Homes Class A.........................   2,018      38,503
    Williams-Sonoma, Inc...............................  88,626   6,934,985
#   Winmark Corp.......................................   5,764     469,824
#   Winnebago Industries, Inc..........................  71,987   1,431,821
#   Wolverine World Wide, Inc.......................... 178,349   5,020,524

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                        ------- --------------
Consumer Discretionary -- (Continued)
    Wyndham Worldwide Corp............................. 178,625 $   14,966,989
    Wynn Resorts, Ltd..................................  19,658      2,908,401
    Yum! Brands, Inc...................................  85,874      6,206,973
#*  Zagg, Inc..........................................  47,515        286,515
#*  Zumiez, Inc........................................  81,911      3,054,461
                                                                --------------
Total Consumer Discretionary...........................          1,983,963,689
                                                                --------------
Consumer Staples -- (5.7%)
#   Alico, Inc.........................................  11,264        535,491
*   Alliance One International, Inc.................... 138,442        145,364
    Altria Group, Inc.................................. 380,680     20,214,108
    Andersons, Inc. (The)..............................  52,575      2,364,823
    Archer-Daniels-Midland Co.......................... 296,514     13,826,448
#   Avon Products, Inc................................. 122,826        950,673
#   B&G Foods, Inc..................................... 146,972      4,385,644
#*  Boston Beer Co., Inc. (The) Class A................  10,762      3,384,864
#*  Boulder Brands, Inc................................ 102,551      1,028,587
*   Bridgford Foods Corp...............................   7,329         58,962
#   Brown-Forman Corp. Class A.........................  19,844      1,760,560
    Brown-Forman Corp. Class B.........................  26,010      2,311,509
    Bunge, Ltd......................................... 137,427     12,303,839
#   Cal-Maine Foods, Inc...............................  94,360      3,307,318
    Calavo Growers, Inc................................  33,237      1,333,136
#   Campbell Soup Co................................... 141,491      6,471,798
#   Casey's General Stores, Inc........................  97,836      8,932,427
*   CCA Industries, Inc................................   5,962         20,867
*   Central Garden and Pet Co..........................  26,310        222,319
#*  Central Garden and Pet Co. Class A.................  75,814        689,907
#*  Chefs' Warehouse, Inc. (The).......................   6,669        142,650
    Church & Dwight Co., Inc...........................  89,722      7,260,304
    Clorox Co. (The)...................................  50,626      5,402,300
#   Coca-Cola Bottling Co. Consolidated................  13,774      1,343,516
    Coca-Cola Co. (The)................................ 880,572     36,253,149
    Coca-Cola Enterprises, Inc......................... 341,674     14,384,475
#*  Coffee Holding Co., Inc............................   5,400         27,270
    Colgate-Palmolive Co............................... 191,018     12,897,535
    ConAgra Foods, Inc................................. 300,325     10,640,515
*   Constellation Brands, Inc. Class A................. 203,817     22,511,588
*   Constellation Brands, Inc. Class B.................   5,100        578,773
    Costco Wholesale Corp..............................  95,855     13,706,306
#*  Craft Brew Alliance, Inc...........................  26,133        310,983
#*  Crimson Wine Group, Ltd............................  24,913        224,217
    CVS Health Corp.................................... 706,640     69,363,782
*   Darling Ingredients, Inc........................... 241,428      4,099,447
#   Dean Foods Co...................................... 172,060      3,117,727
#*  Diamond Foods, Inc.................................  34,402        845,601
    Dr Pepper Snapple Group, Inc....................... 257,376     19,887,444
    Energizer Holdings, Inc............................  47,928      6,135,263
    Estee Lauder Cos., Inc. (The) Class A..............  42,134      2,974,239
#*  Farmer Bros. Co....................................  28,012        837,839
#   Flowers Foods, Inc................................. 292,189      5,715,217
#   Fresh Del Monte Produce, Inc....................... 117,240      3,942,781
#*  Fresh Market, Inc. (The)...........................  18,803        716,582

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Staples -- (Continued)
    General Mills, Inc................................. 149,274 $ 7,833,900
    Golden Enterprises, Inc............................   9,888      35,498
#*  Hain Celestial Group, Inc. (The)................... 132,670   7,000,996
#   Herbalife, Ltd.....................................  44,162   1,346,058
#   Hershey Co. (The)..................................  23,910   2,443,841
    Hormel Foods Corp.................................. 135,026   6,916,032
    Ingles Markets, Inc. Class A.......................  22,887     976,131
    Ingredion, Inc..................................... 146,378  11,803,922
    Inter Parfums, Inc.................................  53,117   1,335,893
*   Inventure Foods, Inc...............................  11,729     119,284
    J&J Snack Foods Corp...............................  35,880   3,520,546
    JM Smucker Co. (The)............................... 102,584  10,581,540
    John B. Sanfilippo & Son, Inc......................   9,466     345,225
    Kellogg Co.........................................  65,677   4,307,098
    Keurig Green Mountain, Inc.........................  30,280   3,711,117
    Kimberly-Clark Corp................................  75,775   8,180,669
    Kraft Foods Group, Inc............................. 185,631  12,129,130
    Kroger Co. (The)................................... 215,844  14,904,028
    Lancaster Colony Corp..............................  54,195   4,873,756
*   Landec Corp........................................  44,489     568,125
#*  Lifeway Foods, Inc.................................   8,037     147,077
#   Limoneira Co.......................................   2,051      42,661
    Lorillard, Inc.....................................  55,079   3,613,733
*   Mannatech, Inc.....................................   2,000      37,400
    McCormick & Co., Inc.(579780107)...................   3,330     238,878
#   McCormick & Co., Inc.(579780206)...................  27,707   1,978,003
    Mead Johnson Nutrition Co..........................  50,716   4,995,019
#*  Medifast, Inc......................................  48,016   1,521,627
    MGP Ingredients, Inc...............................  20,250     321,165
#   Molson Coors Brewing Co. Class A...................   1,020      84,048
    Molson Coors Brewing Co. Class B................... 170,402  12,938,624
    Mondelez International, Inc. Class A............... 774,979  27,310,260
*   Monster Beverage Corp..............................  76,701   8,970,182
#*  National Beverage Corp.............................  58,313   1,267,725
*   Natural Alternatives International, Inc............   7,028      37,389
#*  Natural Grocers by Vitamin Cottage, Inc............   1,228      37,822
#   Nature's Sunshine Products, Inc....................     400       5,532
#   Nu Skin Enterprises, Inc. Class A..................  62,985   2,581,125
#*  Nutraceutical International Corp...................  14,920     291,537
#   Oil-Dri Corp. of America...........................  10,212     312,691
#*  Omega Protein Corp.................................  52,838     556,913
#   Orchids Paper Products Co..........................   5,292     144,313
*   Pantry, Inc. (The).................................  64,053   2,363,556
    PepsiCo, Inc....................................... 401,185  37,623,129
    Philip Morris International, Inc................... 275,849  22,134,124
#   Pilgrim's Pride Corp............................... 253,171   6,873,593
    Pinnacle Foods, Inc................................  83,220   2,993,423
#*  Post Holdings, Inc.................................  74,811   3,534,820
#   Pricesmart, Inc....................................  47,549   3,888,557
    Procter & Gamble Co. (The)......................... 788,304  66,446,144
*   Reliv International, Inc...........................   8,132       9,840
*   Revlon, Inc. Class A...............................  45,959   1,504,698
    Reynolds American, Inc.............................  85,900   5,836,905

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Staples -- (Continued)
*   Rite Aid Corp...................................... 671,134 $  4,684,515
    Rocky Mountain Chocolate Factory, Inc..............  10,758      145,771
#*  Roundy's, Inc......................................   6,131       22,072
#   Sanderson Farms, Inc...............................  87,476    6,994,581
*   Seaboard Corp......................................   1,240    4,742,988
#*  Seneca Foods Corp. Class A.........................  13,971      361,569
*   Seneca Foods Corp. Class B.........................   1,999       70,475
#   Snyder's-Lance, Inc................................ 111,753    3,250,895
    SpartanNash Co.....................................  66,467    1,712,190
    Spectrum Brands Holdings, Inc...................... 100,547    9,017,055
#*  Sprouts Farmers Market, Inc........................  74,656    2,718,225
#*  SUPERVALU, Inc..................................... 419,841    4,089,251
#   Sysco Corp......................................... 117,961    4,620,532
*   Tofutti Brands, Inc................................   1,645        8,718
#   Tootsie Roll Industries, Inc.......................  61,827    1,928,384
#*  TreeHouse Foods, Inc...............................  70,252    6,371,856
    Tyson Foods, Inc. Class A.......................... 384,652   15,016,814
#*  United Natural Foods, Inc..........................  82,643    6,386,651
#   United-Guardian, Inc...............................   4,655       99,617
#   Universal Corp.....................................  35,612    1,430,178
#*  USANA Health Sciences, Inc.........................  22,158    2,172,370
#   Vector Group, Ltd..................................  86,552    1,937,034
#   Village Super Market, Inc. Class A.................  10,894      315,599
    Wal-Mart Stores, Inc............................... 773,229   65,709,000
    Walgreens Boots Alliance, Inc...................... 304,465   22,454,294
    WD-40 Co...........................................  25,781    2,115,589
    Weis Markets, Inc..................................  41,625    1,907,674
*   WhiteWave Foods Co. (The) Class A.................. 175,863    5,798,203
    Whole Foods Market, Inc............................ 111,644    5,816,094
                                                                ------------
Total Consumer Staples.........................................  833,041,643
                                                                ------------
Energy -- (8.4%)
#*  Abraxas Petroleum Corp.............................  37,774      111,811
    Adams Resources & Energy, Inc......................   6,454      374,590
#   Alon USA Energy, Inc............................... 151,919    1,835,182
#*  Alpha Natural Resources, Inc....................... 363,138      377,664
    Anadarko Petroleum Corp............................ 422,817   34,565,290
    Apache Corp........................................ 231,068   14,457,925
#*  Approach Resources, Inc............................  49,529      310,547
#   Arch Coal, Inc..................................... 334,373      310,064
#   Atwood Oceanics, Inc............................... 117,634    3,361,980
    Baker Hughes, Inc.................................. 223,782   12,977,118
*   Barnwell Industries, Inc...........................  10,714       30,803
*   Basic Energy Services, Inc.........................  86,417      508,132
#*  Bill Barrett Corp..................................  91,309      931,352
#*  Bonanza Creek Energy, Inc.......................... 116,555    3,039,754
#   Bristow Group, Inc.................................  59,800    3,331,458
#*  C&J Energy Services, Inc........................... 110,752    1,140,746
    Cabot Oil & Gas Corp............................... 598,010   15,847,265
#*  California Resources Corp.......................... 238,581    1,221,535
*   Callon Petroleum Co................................ 110,731      603,484
*   Cameron International Corp......................... 200,475    8,977,270
#   CARBO Ceramics, Inc................................  30,729    1,007,297

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Energy -- (Continued)
*   Carrizo Oil & Gas, Inc.............................   118,082 $  5,325,498
*   Cheniere Energy, Inc...............................   109,205    7,795,053
#   Chesapeake Energy Corp.............................   871,022   16,706,202
    Chevron Corp....................................... 1,126,532  115,503,326
    Cimarex Energy Co..................................   107,452   11,089,046
#*  Clayton Williams Energy, Inc.......................    29,969    1,675,267
#*  Clean Energy Fuels Corp............................   131,913      550,077
#*  Cloud Peak Energy, Inc.............................   125,690      853,435
#*  Cobalt International Energy, Inc...................    44,631      407,035
#   Comstock Resources, Inc............................    79,403      320,788
*   Concho Resources, Inc..............................   113,072   12,534,031
    ConocoPhillips.....................................   925,168   58,267,081
#   CONSOL Energy, Inc.................................   135,371    3,918,990
*   Contango Oil & Gas Co..............................    32,204      968,374
#*  Continental Resources, Inc.........................    16,490      748,646
#   Core Laboratories NV...............................    13,711    1,271,695
#   CVR Energy, Inc....................................    41,248    1,580,623
#   Dawson Geophysical Co..............................    13,291      143,410
    Delek US Holdings, Inc.............................   151,349    4,669,117
#   Denbury Resources, Inc.............................   499,103    3,443,811
    Devon Energy Corp..................................   212,328   12,797,009
    DHT Holdings, Inc..................................    11,574       85,069
#   Diamond Offshore Drilling, Inc.....................   173,357    5,465,946
*   Diamondback Energy, Inc............................    66,209    4,567,759
*   Dresser-Rand Group, Inc............................    69,363    5,554,589
*   Dril-Quip, Inc.....................................    49,886    3,703,038
#*  Emerald Oil, Inc...................................    95,689       78,752
#   Energen Corp.......................................    50,283    3,188,948
#   Energy XXI, Ltd....................................   165,536      486,676
*   ENGlobal Corp......................................    27,850       50,130
    EnLink Midstream LLC...............................    92,860    2,938,090
    EOG Resources, Inc.................................   548,973   48,875,066
    EQT Corp...........................................    41,423    3,083,528
*   Era Group, Inc.....................................    44,970    1,012,724
*   Escalera Resources Co..............................    13,728        6,053
    Evolution Petroleum Corp...........................    23,938      175,944
    Exterran Holdings, Inc.............................   108,389    2,938,426
    Exxon Mobil Corp................................... 3,041,760  265,910,659
#*  FieldPoint Petroleum Corp..........................     9,928       17,970
*   FMC Technologies, Inc..............................    93,338    3,498,308
#*  Forbes Energy Services, Ltd........................     1,485        1,431
*   Forum Energy Technologies, Inc.....................    25,652      396,323
#   GasLog, Ltd........................................    53,218      930,783
#*  Gastar Exploration, Inc............................   155,807      364,588
#*  Geospace Technologies Corp.........................    18,034      432,455
#*  Goodrich Petroleum Corp............................     8,198       20,659
#   Green Plains, Inc..................................    69,330    1,623,015
*   Gulf Coast Ultra Deep Royalty Trust................   203,138      217,358
#   Gulf Island Fabrication, Inc.......................    22,399      371,151
#   Gulfmark Offshore, Inc. Class A....................    47,667      940,470
*   Gulfport Energy Corp...............................   103,910    3,999,496
#*  Halcon Resources Corp..............................   130,632      182,885
    Halliburton Co.....................................   331,228   13,245,808

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
#*  Harvest Natural Resources, Inc.....................  65,844 $    41,304
*   Helix Energy Solutions Group, Inc.................. 240,621   4,516,456
#   Helmerich & Payne, Inc............................. 117,824   7,017,597
#*  Hercules Offshore, Inc............................. 251,482     181,067
#   Hess Corp.......................................... 175,764  11,862,312
*   HKN, Inc...........................................     278      14,872
    HollyFrontier Corp................................. 233,319   8,380,818
#*  Hornbeck Offshore Services, Inc....................  67,568   1,500,010
#*  ION Geophysical Corp............................... 274,554     617,747
*   Key Energy Services, Inc........................... 309,215     519,481
#   Kinder Morgan, Inc................................. 876,664  35,987,057
*   Kosmos Energy, Ltd................................. 122,209   1,071,773
#*  Laredo Petroleum Holdings, Inc..................... 175,607   1,722,705
#   LinnCo LLC......................................... 160,189   1,654,752
    Marathon Oil Corp.................................. 533,204  14,183,226
    Marathon Petroleum Corp............................ 236,778  21,923,275
#*  Matador Resources Co............................... 157,654   3,399,020
*   Matrix Service Co..................................  54,281   1,042,195
#*  McDermott International, Inc....................... 345,195     776,689
*   Mexco Energy Corp..................................   2,059       9,543
*   Mitcham Industries, Inc............................  18,174     101,956
#   Murphy Oil Corp.................................... 101,337   4,551,045
    Nabors Industries, Ltd............................. 480,766   5,533,617
    National Oilwell Varco, Inc........................ 229,138  12,471,981
*   Natural Gas Services Group, Inc....................  19,519     394,089
*   Newfield Exploration Co............................ 280,620   8,356,864
#*  Newpark Resources, Inc............................. 173,715   1,500,898
#   Noble Corp. P.L.C.................................. 267,780   4,343,392
    Noble Energy, Inc.................................. 210,650  10,056,431
#*  Nordic American Offshore, Ltd......................      78         878
#   Nordic American Tankers, Ltd.......................   9,013      91,212
#*  Northern Oil and Gas, Inc.......................... 123,983     778,613
#*  Nuverra Environmental Solutions, Inc...............  40,056      89,325
#*  Oasis Petroleum, Inc............................... 203,614   2,736,572
    Occidental Petroleum Corp.......................... 596,454  47,716,320
    Oceaneering International, Inc..................... 133,251   6,977,022
#*  Oil States International, Inc...................... 129,130   5,303,369
#   ONEOK, Inc......................................... 200,430   8,824,933
#*  Overseas Shipholding Group, Inc....................  43,852     223,645
#   Panhandle Oil and Gas, Inc. Class A................  38,940     815,404
#   Paragon Offshore P.L.C.............................  89,260     186,553
#*  Parker Drilling Co................................. 212,004     574,531
    Patterson-UTI Energy, Inc.......................... 251,688   4,318,966
    PBF Energy, Inc. Class A........................... 122,651   3,446,493
*   PDC Energy, Inc....................................  73,165   3,361,200
#   Peabody Energy Corp................................ 405,544   2,526,539
#*  Penn Virginia Corp................................. 144,630     705,794
*   PetroQuest Energy, Inc............................. 255,064     747,338
#*  PHI, Inc. Non-Voting...............................  20,171     690,050
#*  PHI, Inc. Voting...................................   2,686      92,076
    Phillips 66........................................ 242,680  17,065,258
*   Pioneer Energy Services Corp....................... 103,030     426,544
    Pioneer Natural Resources Co.......................  27,954   4,207,916

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
    QEP Resources, Inc................................. 351,335 $ 7,103,994
#   Range Resources Corp...............................  72,807   3,368,780
#*  Renewable Energy Group, Inc........................  50,987     445,626
#*  REX American Resources Corp........................  14,981     831,595
#*  Rex Energy Corp.................................... 120,928     428,085
#*  RigNet, Inc........................................  10,342     353,903
#*  Rosetta Resources, Inc............................. 140,100   2,391,507
#   Rowan Cos. P.L.C. Class A.......................... 213,691   4,513,154
*   Royale Energy, Inc.................................   3,300       5,841
    RPC, Inc........................................... 237,456   2,961,076
#*  SandRidge Energy, Inc.............................. 875,103   1,233,895
    Schlumberger, Ltd.................................. 403,889  33,276,415
#   Scorpio Tankers, Inc............................... 318,144   2,503,793
#*  SEACOR Holdings, Inc...............................  46,289   3,330,494
    SemGroup Corp. Class A.............................  71,694   4,827,157
#*  Seventy Seven Energy, Inc..........................  52,244     206,364
#   Ship Finance International, Ltd.................... 143,470   1,992,798
#   SM Energy Co....................................... 147,775   5,588,850
#*  Southwestern Energy Co............................. 467,197  11,581,814
#   Spectra Energy Corp................................ 102,350   3,422,584
*   Steel Excel, Inc...................................  15,552     372,315
#*  Stone Energy Corp.................................. 114,356   1,610,132
    Superior Energy Services, Inc...................... 274,451   5,489,020
#*  Swift Energy Co....................................  62,421     132,957
#*  Synergy Resources Corp............................. 149,538   1,828,850
#*  Synthesis Energy Systems, Inc......................  45,358      32,068
    Targa Resources Corp...............................  38,362   3,330,972
#   Teekay Corp........................................ 147,579   6,247,019
#   Tesco Corp.........................................  84,794     868,291
#   Tesoro Corp........................................ 217,506  17,776,765
#*  TETRA Technologies, Inc............................ 157,077     775,960
*   TGC Industries, Inc................................  32,159      64,318
#   Tidewater, Inc..................................... 100,569   2,942,649
#   Transocean, Ltd.................................... 284,322   4,634,449
#*  Triangle Petroleum Corp............................ 177,056     929,544
#*  Ultra Petroleum Corp...............................  96,263   1,227,353
*   Unit Corp..........................................  91,889   2,736,454
#*  Uranium Energy Corp................................  13,761      17,476
#   US Silica Holdings, Inc............................  63,802   1,607,810
*   Vaalco Energy, Inc................................. 147,005     814,408
    Valero Energy Corp................................. 327,949  17,341,943
#   W&T Offshore, Inc.................................. 145,569     736,579
#*  Warren Resources, Inc.............................. 146,731     154,068
#*  Weatherford International P.L.C.................... 840,533   8,682,706
#   Western Refining, Inc.............................. 270,936  10,059,854
*   Westmoreland Coal Co...............................  27,120     707,290
#*  Whiting Petroleum Corp............................. 239,757   7,197,505
*   Willbros Group, Inc................................  97,252     542,666
    Williams Cos., Inc. (The).......................... 198,070   8,687,350
#   World Fuel Services Corp........................... 124,820   6,112,435
*   WPX Energy, Inc.................................... 348,019   3,709,883
*   Yuma Energy, Inc...................................   3,900       6,474

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                        ------- --------------
Energy -- (Continued)
#*  Zion Oil & Gas, Inc................................  18,269 $       27,404
                                                                --------------
Total Energy...........................................          1,223,665,293
                                                                --------------
Financials -- (14.5%)
*   1st Constitution Bancorp...........................   3,197         35,167
#   1st Source Corp....................................  42,917      1,275,922
#   Access National Corp...............................  11,632        207,748
    ACE, Ltd........................................... 162,767     17,572,325
*   Affiliated Managers Group, Inc.....................  28,259      5,807,790
    Aflac, Inc......................................... 265,140     15,134,191
    Alexander & Baldwin, Inc........................... 110,754      4,237,448
*   Alleghany Corp.....................................  17,816      7,876,275
    Alliance Bancorp, Inc. of Pennsylvania.............   4,908         85,694
    Allied World Assurance Co. Holdings AG............. 188,505      7,289,488
    Allstate Corp. (The)............................... 247,324     17,260,742
#*  Altisource Asset Management Corp...................   1,977        316,320
#*  Altisource Portfolio Solutions SA..................  27,076        549,101
#*  Ambac Financial Group, Inc.........................  18,470        451,592
    Ameriana Bancorp...................................     898         15,648
    American Equity Investment Life Holding Co......... 206,573      5,269,677
    American Express Co................................ 264,871     21,372,441
    American Financial Group, Inc...................... 156,168      9,063,991
*   American Independence Corp.........................   1,038         11,511
    American International Group, Inc.................. 609,355     29,779,179
#   American National Bankshares, Inc..................   8,116        174,656
    American National Insurance Co.....................  32,458      3,376,930
*   American River Bankshares..........................   7,316         72,282
o*  American Spectrum Realty, Inc......................   1,280            806
    Ameriprise Financial, Inc.......................... 148,778     18,588,323
    Ameris Bancorp.....................................  45,365      1,094,657
    AMERISAFE, Inc.....................................  38,554      1,569,148
#   AmeriServ Financial, Inc...........................  18,864         56,403
#   Amtrust Financial Services, Inc.................... 157,268      7,960,906
    Aon P.L.C.......................................... 129,657     11,675,613
*   Arch Capital Group, Ltd............................ 129,863      7,528,158
    Argo Group International Holdings, Ltd.............  49,201      2,631,761
#   Arrow Financial Corp...............................  19,116        488,796
    Arthur J Gallagher & Co............................  93,055      4,134,434
#   Artisan Partners Asset Management, Inc. Class A....  24,017      1,159,301
    Aspen Insurance Holdings, Ltd...................... 134,658      5,833,385
    Associated Banc-Corp............................... 372,298      6,258,329
    Assurant, Inc...................................... 137,241      8,716,176
    Assured Guaranty, Ltd.............................. 324,812      7,931,909
*   Asta Funding, Inc..................................  19,482        165,402
    Astoria Financial Corp............................. 241,144      2,949,191
    Atlantic American Corp.............................  11,687         46,631
#*  Atlantic Coast Financial Corp......................   1,723          6,685
#*  Atlanticus Holdings Corp...........................  36,049         92,285
    Auburn National Bancorporation, Inc................   1,955         45,943
#*  AV Homes, Inc......................................  16,627        249,239
    Axis Capital Holdings, Ltd......................... 169,796      8,642,616
    Baldwin & Lyons, Inc. Class A......................   2,126         50,280
    Baldwin & Lyons, Inc. Class B......................  16,699        385,747

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#   Banc of California, Inc............................    16,862 $   172,836
#   Bancfirst Corp.....................................    26,776   1,543,904
#   Bancorp of New Jersey, Inc.........................       200       2,160
#*  Bancorp, Inc. (The)................................    62,463     532,185
#   BancorpSouth, Inc..................................   241,048   4,784,803
    Bank Mutual Corp...................................    74,943     477,387
    Bank of America Corp............................... 4,303,562  65,198,964
    Bank of Commerce Holdings..........................     8,161      46,518
#   Bank of Hawaii Corp................................    81,204   4,584,778
    Bank of Kentucky Financial Corp (The)..............     5,476     243,353
    Bank of New York Mellon Corp. (The)................   398,582  14,348,952
#   Bank of the Ozarks, Inc............................   131,590   4,267,464
#   BankFinancial Corp.................................    27,930     315,888
    BankUnited, Inc....................................   173,510   4,799,287
    Banner Corp........................................    46,201   1,865,596
    Bar Harbor Bankshares..............................     7,620     233,934
    BB&T Corp..........................................   302,056  10,659,556
    BBCN Bancorp, Inc..................................   204,216   2,644,597
*   BBX Capital Corp. Class A..........................     2,975      42,067
    BCB Bancorp, Inc...................................     9,933     115,322
#*  Bear State Financial, Inc..........................     6,577      71,163
#*  Beneficial Bancorp, Inc............................   132,793   1,432,836
    Berkshire Bancorp, Inc.............................     3,850      33,110
*   Berkshire Hathaway, Inc. Class B...................   327,201  47,087,496
    Berkshire Hills Bancorp, Inc.......................    43,297   1,078,095
    BGC Partners, Inc. Class A.........................   651,709   5,102,881
    BlackRock, Inc.....................................    73,133  24,902,518
#*  BofI Holding, Inc..................................    36,616   3,088,926
#   BOK Financial Corp.................................   100,294   5,426,908
#   Boston Private Financial Holdings, Inc.............   155,012   1,705,132
#   Bridge Bancorp, Inc................................     6,184     152,621
#*  Bridge Capital Holdings............................    11,048     241,399
    Brookline Bancorp, Inc.............................   149,648   1,436,621
    Brown & Brown, Inc.................................   269,704   8,320,368
    Bryn Mawr Bank Corp................................    23,590     687,649
    C&F Financial Corp.................................     2,201      77,673
#   Calamos Asset Management, Inc. Class A.............    35,476     445,224
    California First National Bancorp..................     8,102     111,808
#   Camden National Corp...............................    13,383     497,312
#   Cape Bancorp, Inc..................................     6,875      59,331
*   Capital Bank Financial Corp. Class A...............     5,224     127,570
#   Capital City Bank Group, Inc.......................    22,959     344,385
    Capital One Financial Corp.........................   316,576  23,176,529
*   Capital Properties, Inc. Class A...................     1,400      16,254
    Capitol Federal Financial, Inc.....................   316,304   3,941,148
    Cardinal Financial Corp............................    67,196   1,196,761
*   Carolina Bank Holdings, Inc........................     1,200      11,760
*   Cascade Bancorp....................................    37,490     173,204
#   Cash America International, Inc....................    72,114   1,499,971
    Cathay General Bancorp.............................   207,919   4,967,185
#   CBOE Holdings, Inc.................................    86,709   5,590,129
*   CBRE Group, Inc. Class A...........................   117,893   3,812,660
#   Centerstate Banks, Inc.............................    52,744     580,711

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    Central Pacific Financial Corp.....................    30,407 $   637,939
#   Century Bancorp, Inc. Class A......................     3,952     153,259
    Charles Schwab Corp. (The).........................   246,911   6,414,748
#   Charter Financial Corp.............................     4,056      45,427
    Chemical Financial Corp............................    50,111   1,421,148
#   Chicopee Bancorp, Inc..............................     7,105     116,948
    Chubb Corp. (The)..................................   102,145   9,999,995
#   Cincinnati Financial Corp..........................   149,459   7,549,174
    CIT Group, Inc.....................................   184,507   8,085,097
    Citigroup, Inc..................................... 1,297,954  60,938,940
    Citizens Community Bancorp, Inc....................     5,940      54,143
#   Citizens Holding Co................................     2,412      44,911
#*  Citizens, Inc......................................    80,221     579,196
#   City Holding Co....................................    27,425   1,160,900
    City National Corp.................................    93,950   8,144,525
    CKX Lands, Inc.....................................     2,161      32,545
#   Clifton Bancorp, Inc...............................    41,235     546,776
    CME Group, Inc.....................................   144,165  12,297,274
    CNA Financial Corp.................................   176,871   6,890,894
    CNB Financial Corp.................................    13,395     227,715
    CNO Financial Group, Inc...........................   360,876   5,600,796
#   CoBiz Financial, Inc...............................    68,119     742,497
    Codorus Valley Bancorp, Inc........................     3,285      65,930
#   Cohen & Steers, Inc................................    21,767     915,955
*   Colonial Financial Services, Inc...................     2,537      33,628
*   Colony Bankcorp, Inc...............................     3,512      26,200
    Columbia Banking System, Inc.......................   113,464   2,885,390
    Comerica, Inc......................................   168,245   6,982,167
#   Commerce Bancshares, Inc...........................   180,280   7,211,200
    Commercial National Financial Corp.................     2,306      51,078
    Community Bank Shares of Indiana, Inc..............       299       8,079
#   Community Bank System, Inc.........................    85,898   2,888,750
*   Community Bankers Trust Corp.......................     1,768       7,708
#   Community Trust Bancorp, Inc.......................    31,562     996,728
    Community West Bancshares..........................     3,113      21,013
*   CommunityOne Bancorp...............................       122       1,191
    ConnectOne Bancorp, Inc............................    26,169     481,510
#   Consolidated-Tomoka Land Co........................    10,774     587,722
*   Consumer Portfolio Services, Inc...................    27,948     156,509
#*  Cowen Group, Inc. Class A..........................   192,855     802,277
    Crawford & Co. Class A.............................    36,655     284,076
#   Crawford & Co. Class B.............................    39,704     371,232
#*  Credit Acceptance Corp.............................    30,456   4,801,084
#   Cullen/Frost Bankers, Inc..........................   104,895   6,534,958
*   Customers Bancorp, Inc.............................       462       9,078
#   CVB Financial Corp.................................   184,077   2,689,365
#   Diamond Hill Investment Group, Inc.................     2,604     338,676
    Dime Community Bancshares, Inc.....................    79,563   1,174,350
    Discover Financial Services........................   283,364  15,409,334
    Donegal Group, Inc. Class A........................    36,515     583,875
#   Donegal Group, Inc. Class B........................     5,678     132,439
#*  Doral Financial Corp...............................       339         976
*   E*TRADE Financial Corp.............................   370,408   8,537,904

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    Eagle Bancorp Montana, Inc.........................     751 $     8,216
*   Eagle Bancorp, Inc.................................     821      28,078
    East West Bancorp, Inc............................. 271,382   9,818,601
*   Eastern Virginia Bankshares, Inc...................   3,292      20,575
#   Eaton Vance Corp................................... 121,011   4,870,693
#*  eHealth, Inc.......................................  24,072     246,497
#   EMC Insurance Group, Inc...........................  21,765     702,139
    Employers Holdings, Inc............................  57,123   1,188,158
#*  Encore Capital Group, Inc..........................  46,723   1,739,030
#   Endurance Specialty Holdings, Ltd.................. 106,840   6,530,061
*   Enova International, Inc...........................  55,417   1,066,777
*   Enstar Group, Ltd..................................  23,909   3,226,998
#   Enterprise Bancorp, Inc............................   8,838     180,737
    Enterprise Financial Services Corp.................  28,567     545,915
    Erie Indemnity Co. Class A.........................  50,175   4,348,165
#   ESB Financial Corp.................................  20,940     349,907
    ESSA Bancorp, Inc..................................  19,001     230,862
    Evans Bancorp, Inc.................................   2,684      63,477
#   EverBank Financial Corp............................   6,701     116,932
    Evercore Partners, Inc. Class A....................  83,511   3,997,672
    Everest Re Group, Ltd..............................  57,189   9,801,051
#*  Ezcorp, Inc. Class A............................... 109,055   1,124,357
*   Farmers Capital Bank Corp..........................   6,545     146,215
    FBL Financial Group, Inc. Class A..................  44,583   2,326,787
    Federal Agricultural Mortgage Corp. Class A........   1,506      34,262
    Federal Agricultural Mortgage Corp. Class C........  17,494     481,960
#   Federated Investors, Inc. Class B.................. 120,470   3,808,057
    Federated National Holding Co......................  35,984   1,047,494
    Fidelity Southern Corp.............................   9,904     151,432
    Fifth Third Bancorp................................ 789,119  13,651,759
#   Financial Engines, Inc.............................  12,625     453,238
    Financial Institutions, Inc........................  24,716     544,493
*   First Acceptance Corp..............................  34,466      80,306
#   First American Financial Corp...................... 184,606   6,280,296
o   First Bancorp of Indiana, Inc......................     700      10,763
#   First Bancorp, Inc.................................  12,744     211,296
*   First BanCorp.(318672706)..........................  81,906     449,664
#   First Bancorp.(318910106)..........................  27,704     459,886
*   First Bancshares, Inc..............................     569       4,006
    First Bancshares, Inc. (The).......................     588       8,203
    First Busey Corp................................... 148,919     917,341
#   First Business Financial Services, Inc.............   2,063      90,298
*   First Cash Financial Services, Inc.................  63,698   3,167,065
    First Citizens BancShares, Inc. Class A............  13,994   3,415,236
    First Commonwealth Financial Corp.................. 236,675   1,867,366
    First Community Bancshares, Inc....................  29,976     470,323
    First Defiance Financial Corp......................  13,753     418,916
#   First Federal of Northern Michigan Bancorp, Inc....   1,458       8,500
    First Financial Bancorp............................ 115,594   1,909,613
#   First Financial Bankshares, Inc.................... 100,332   2,478,200
#   First Financial Corp...............................  22,987     745,009
    First Financial Northwest, Inc.....................  21,460     257,305
#   First Horizon National Corp........................ 493,538   6,411,059

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    First Interstate Bancsystem, Inc...................  39,966 $   955,187
#*  First Marblehead Corp. (The).......................  11,556      67,140
    First Merchants Corp...............................  57,251   1,250,362
    First Midwest Bancorp, Inc......................... 173,022   2,664,539
*   First NBC Bank Holding Co..........................   3,618     112,013
#   First Niagara Financial Group, Inc................. 647,801   5,260,144
o*  First Place Financial Corp.........................  23,310           2
    First Republic Bank................................  93,260   4,748,799
    First South Bancorp, Inc...........................  10,177      80,907
*   First United Corp..................................   5,415      45,973
    First West Virginia Bancorp........................     752      16,491
#   FirstMerit Corp.................................... 282,595   4,630,319
*   Flagstar Bancorp, Inc..............................  55,490     788,513
#   Flushing Financial Corp............................  57,043   1,032,478
#   FNB Corp........................................... 372,513   4,470,156
    FNF Group.......................................... 339,723  11,924,277
*   FNFV Group......................................... 113,229   1,404,040
#*  Forest City Enterprises, Inc. Class A.............. 306,812   7,516,894
*   Forest City Enterprises, Inc. Class B..............  13,338     327,048
#*  Forestar Group, Inc................................  71,444     948,062
    Fox Chase Bancorp, Inc.............................  26,803     435,281
    Franklin Resources, Inc............................ 124,975   6,439,962
#*  FRP Holdings, Inc..................................  10,465     378,833
    Fulton Financial Corp.............................. 465,410   5,189,321
#   FXCM, Inc. Class A.................................  71,260     156,772
#   Gain Capital Holdings, Inc.........................  46,103     375,739
*   GAINSCO, Inc.......................................   1,100      11,462
#   GAMCO Investors, Inc. Class A......................   8,812     719,500
*   Genworth Financial, Inc. Class A................... 482,427   3,367,340
#   German American Bancorp, Inc.......................  18,570     519,960
    GFI Group, Inc..................................... 186,276   1,045,008
    Glacier Bancorp, Inc............................... 122,344   2,724,601
#*  Global Indemnity P.L.C.............................  29,955     786,019
    Goldman Sachs Group, Inc. (The).................... 185,924  32,055,157
    Gouverneur Bancorp, Inc............................     600       8,250
#   Great Southern Bancorp, Inc........................  20,689     747,287
*   Green Dot Corp. Class A............................  76,587   1,167,952
#   Greenhill & Co., Inc...............................  46,452   1,713,150
*   Greenlight Capital Re, Ltd. Class A................  60,213   1,891,290
#   Griffin Land & Nurseries, Inc......................   6,027     178,640
#   Guaranty Bancorp...................................   5,874      78,594
    Guaranty Federal Bancshares, Inc...................   1,840      27,140
*   Hallmark Financial Services, Inc...................  25,575     282,348
    Hampden Bancorp, Inc...............................   4,784      96,111
#*  Hampton Roads Bankshares, Inc......................     912       1,477
    Hancock Holding Co................................. 150,586   3,931,800
    Hanmi Financial Corp...............................  72,205   1,433,991
#   Hanover Insurance Group, Inc. (The)................ 102,986   7,106,034
    Harleysville Savings Financial Corp................   3,569      63,528
#   Hartford Financial Services Group, Inc. (The)...... 429,380  16,702,882
    Hawthorn Bancshares, Inc...........................   2,792      39,730
    HCC Insurance Holdings, Inc........................ 176,004   9,388,053
#   HCI Group, Inc.....................................  33,713   1,557,878

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    Heartland Financial USA, Inc.......................    28,015 $   773,774
    Heritage Commerce Corp.............................    36,457     304,781
    Heritage Financial Corp............................    44,738     694,334
    Heritage Financial Group, Inc......................     9,512     228,003
    HF Financial Corp..................................     5,606      80,782
    HFF, Inc. Class A..................................    71,749   2,437,314
*   Hilltop Holdings, Inc..............................   166,490   3,021,793
    Hingham Institution for Savings....................     1,548     136,224
*   HMN Financial, Inc.................................     2,615      32,008
    Home Bancorp, Inc..................................     8,770     191,888
#   Home BancShares, Inc...............................    99,182   2,937,771
*   HomeTrust Bancshares, Inc..........................       719      11,109
    HopFed Bancorp, Inc................................     3,213      42,444
    Horace Mann Educators Corp.........................    72,179   2,199,294
#   Horizon Bancorp....................................     4,783     107,044
#*  Howard Hughes Corp. (The)..........................    64,985   8,488,991
    Hudson City Bancorp, Inc...........................   798,053   7,158,535
    Hudson Valley Holding Corp.........................    25,014     617,095
    Huntington Bancshares, Inc.........................   892,285   8,940,696
    Iberiabank Corp....................................    77,215   4,216,711
#*  Imperial Holdings, Inc.............................     1,691      10,045
#   Independence Holding Co............................    18,425     234,182
#   Independent Bank Corp.(453836108)..................    43,384   1,641,217
    Independent Bank Corp.(453838609)..................     8,213     101,020
#   Independent Bank Group, Inc........................       316       9,862
    Infinity Property & Casualty Corp..................    19,978   1,403,854
    Interactive Brokers Group, Inc. Class A............   144,755   4,433,846
    Intercontinental Exchange, Inc.....................    47,444   9,760,654
*   InterGroup Corp. (The).............................       677      12,240
    International Bancshares Corp......................   127,750   2,875,652
    Intervest Bancshares Corp. Class A.................    23,302     229,525
#*  INTL. FCStone, Inc.................................    29,319     565,270
    Invesco, Ltd.......................................   360,527  13,242,157
#*  Investment Technology Group, Inc...................    68,918   1,430,049
#   Investors Bancorp, Inc.............................   614,350   6,763,993
#   Investors Title Co.................................     2,281     163,639
*   Jacksonville Bancorp, Inc..........................        22         239
#   Janus Capital Group, Inc...........................   299,466   5,252,634
    JMP Group, Inc.....................................    30,003     228,923
    Jones Lang LaSalle, Inc............................    72,712  10,694,481
    JPMorgan Chase & Co................................ 1,554,077  84,510,707
#*  KCG Holdings, Inc. Class A.........................    19,921     243,634
#*  Kearny Financial Corp..............................    96,018   1,248,234
#   Kemper Corp........................................   126,648   4,421,282
    Kennedy-Wilson Holdings, Inc.......................   110,570   2,940,056
    Kentucky First Federal Bancorp.....................     3,283      26,986
    KeyCorp............................................   810,936  10,534,059
#*  Ladenburg Thalmann Financial Services, Inc.........     7,506      28,598
    Lake Shore Bancorp, Inc............................       449       5,893
    Lakeland Bancorp, Inc..............................    53,747     579,930
#   Lakeland Financial Corp............................    27,875   1,052,003
    Landmark Bancorp, Inc..............................     2,543      53,403
    LegacyTexas Financial Group, Inc...................    67,844   1,344,668

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    Legg Mason, Inc.................................... 211,416 $11,720,903
#*  LendingTree, Inc...................................  18,558     764,218
    Leucadia National Corp............................. 346,488   7,854,883
    Lincoln National Corp.............................. 239,090  11,949,718
    LNB Bancorp, Inc...................................  13,999     243,583
    Loews Corp......................................... 228,808   8,754,194
    Louisiana Bancorp, Inc.............................   3,600      76,896
#   LPL Financial Holdings, Inc........................ 158,692   6,530,176
#   M&T Bank Corp...................................... 112,759  12,759,808
#   Macatawa Bank Corp.................................  39,247     206,832
*   Magyar Bancorp, Inc................................   2,122      17,613
#   Maiden Holdings, Ltd............................... 154,225   1,927,813
#   MainSource Financial Group, Inc....................  30,280     581,376
*   Malvern Bancorp, Inc...............................     694       8,293
    Manning & Napier, Inc..............................   3,895      41,715
*   Markel Corp........................................  18,689  12,771,315
#   MarketAxess Holdings, Inc..........................  55,975   4,252,421
    Marlin Business Services Corp......................  20,780     333,519
    Marsh & McLennan Cos., Inc......................... 132,000   7,097,640
#*  Maui Land & Pineapple Co., Inc.....................   7,073      44,631
#   MB Financial, Inc.................................. 148,689   4,224,254
*   MBIA, Inc.......................................... 445,598   3,573,696
*   MBT Financial Corp.................................  13,759      70,584
    McGraw Hill Financial, Inc.........................  53,810   4,812,766
#   Meadowbrook Insurance Group, Inc...................  75,195     624,119
#   Mercantile Bank Corp...............................  17,291     328,529
    Merchants Bancshares, Inc..........................   9,216     246,712
    Mercury General Corp...............................  95,008   5,429,707
#*  Meridian Bancorp, Inc..............................  69,543     807,394
    Meta Financial Group, Inc..........................   3,022     101,146
    MetLife, Inc....................................... 390,841  18,174,106
*   Metro Bancorp, Inc.................................  20,331     517,627
#*  MGIC Investment Corp............................... 277,958   2,368,202
#   Mid Penn Bancorp, Inc..............................   1,624      25,172
#   MidSouth Bancorp, Inc..............................  12,123     168,995
#   MidWestOne Financial Group, Inc....................   7,672     214,969
#   Montpelier Re Holdings, Ltd........................ 100,596   3,533,937
    Moody's Corp.......................................  79,899   7,297,176
    Morgan Stanley..................................... 616,044  20,828,448
*   MSB Financial Corp.................................   1,360      14,375
    MSCI, Inc.......................................... 190,020  10,226,876
    MutualFirst Financial, Inc.........................   6,697     146,597
    NASDAQ OMX Group, Inc. (The)....................... 216,461   9,870,622
    National Bank Holdings Corp. Class A...............   5,145      94,925
#   National Interstate Corp...........................  27,018     696,254
    National Penn Bancshares, Inc...................... 340,659   3,304,392
    National Security Group, Inc. (The)................     977      12,945
    National Western Life Insurance Co. Class A........   3,479     829,359
#*  Nationstar Mortgage Holdings, Inc..................  21,130     543,252
*   Naugatuck Valley Financial Corp....................   2,250      19,508
    Navient Corp....................................... 401,317   7,921,998
*   Navigators Group, Inc. (The).......................  27,773   2,061,312
#   NBT Bancorp, Inc...................................  78,210   1,799,612

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    Nelnet, Inc. Class A...............................  64,214 $ 2,808,720
    New Hampshire Thrift Bancshares, Inc...............   5,906      89,594
#   New York Community Bancorp, Inc.................... 433,346   6,695,196
#*  NewBridge Bancorp..................................  16,536     129,642
#*  NewStar Financial, Inc.............................  72,656     767,974
*   Nicholas Financial, Inc............................   8,516     121,183
    Northeast Bancorp..................................     301       2,706
    Northeast Community Bancorp, Inc...................  10,493      72,821
    Northern Trust Corp................................ 180,967  11,831,622
#   Northfield Bancorp, Inc............................ 107,616   1,549,670
#   Northrim BanCorp, Inc..............................   8,061     167,105
    NorthStar Asset Management Group, Inc..............  50,556   1,070,271
    Northway Financial, Inc............................   2,363      48,087
    Northwest Bancshares, Inc.......................... 223,195   2,633,701
#   Norwood Financial Corp.............................   2,272      68,024
#   Ocean Shore Holding Co.............................   8,012     113,210
#   OceanFirst Financial Corp..........................  28,564     462,737
#*  Ocwen Financial Corp............................... 183,013   1,120,040
    OFG Bancorp........................................ 120,028   1,932,451
    Ohio Valley Banc Corp..............................   3,467      83,208
    Old Line Bancshares, Inc...........................   4,134      59,695
    Old National Bancorp............................... 243,359   3,263,444
#   Old Republic International Corp.................... 445,788   6,258,864
*   Old Second Bancorp, Inc............................  13,666      74,343
#   OneBeacon Insurance Group, Ltd. Class A............  50,744     802,263
    Oppenheimer Holdings, Inc. Class A.................  13,829     273,123
    Oritani Financial Corp.............................  95,147   1,342,524
    Pacific Continental Corp...........................  25,226     318,857
*   Pacific Mercantile Bancorp.........................  10,106      69,226
*   Pacific Premier Bancorp, Inc.......................   7,368     109,488
    PacWest Bancorp.................................... 205,608   8,790,770
#   Park National Corp.................................  21,931   1,763,472
    Park Sterling Corp.................................  27,958     187,319
    PartnerRe, Ltd.....................................  98,332  11,249,181
#*  Patriot National Bancorp, Inc......................   1,300       2,236
#   Peapack Gladstone Financial Corp...................  14,506     258,642
#   Penns Woods Bancorp, Inc...........................   6,023     267,481
#   People's United Financial, Inc..................... 552,133   7,768,511
    Peoples Bancorp....................................   1,479      35,866
    Peoples Bancorp of North Carolina, Inc.............   4,359      78,593
#   Peoples Bancorp, Inc...............................  17,144     391,740
#*  PHH Corp...........................................  85,169   2,124,115
#*  Phoenix Cos., Inc. (The)...........................   8,763     543,569
#*  PICO Holdings, Inc.................................  38,215     611,058
    Pinnacle Financial Partners, Inc...................  61,506   2,210,526
#*  Piper Jaffray Cos..................................  23,362   1,192,630
    Platinum Underwriters Holdings, Ltd................  60,202   4,444,714
    PNC Financial Services Group, Inc. (The)........... 224,520  18,980,921
*   Popular, Inc....................................... 176,261   5,434,127
#*  PRA Group, Inc..................................... 112,149   5,553,618
    Preferred Bank.....................................   4,437     115,850
    Premier Financial Bancorp, Inc.....................   6,752     100,132
    Primerica, Inc..................................... 112,507   5,584,847

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    Principal Financial Group, Inc.....................   329,033 $15,441,519
    PrivateBancorp, Inc................................   133,188   4,040,924
    ProAssurance Corp..................................   107,758   4,781,222
    Progressive Corp. (The)............................   622,018  16,141,367
    Prosperity Bancshares, Inc.........................   107,624   4,928,103
    Protective Life Corp...............................   136,379   9,539,711
    Provident Financial Holdings, Inc..................    13,977     216,923
    Provident Financial Services, Inc..................   107,711   1,869,863
    Prudential Bancorp, Inc............................     6,262      76,209
    Prudential Financial, Inc..........................   194,894  14,788,557
*   PSB Holdings, Inc..................................     3,341      25,191
    Pulaski Financial Corp.............................    14,284     169,980
#   Pzena Investment Management, Inc. Class A..........     7,981      64,886
    QC Holdings, Inc...................................    17,425      29,535
    QCR Holdings, Inc..................................     2,716      47,802
#   Radian Group, Inc..................................   195,407   3,079,614
    Raymond James Financial, Inc.......................   160,094   8,424,146
#   RCS Capital Corp. Class A..........................    26,246     247,500
*   Realogy Holdings Corp..............................   136,050   6,326,325
#*  Regional Management Corp...........................     4,340      63,060
    Regions Financial Corp............................. 1,268,728  11,037,934
    Reinsurance Group of America, Inc..................   123,189  10,201,281
#   RenaissanceRe Holdings, Ltd........................    79,147   7,568,828
    Renasant Corp......................................    48,869   1,278,413
#   Republic Bancorp, Inc. Class A.....................    27,977     637,596
#*  Republic First Bancorp, Inc........................    20,055      68,789
#   Resource America, Inc. Class A.....................    36,988     325,125
*   Riverview Bancorp, Inc.............................    12,542      55,185
#   RLI Corp...........................................    77,868   3,652,788
*   Royal Bancshares of Pennsylvania, Inc. Class A.....    13,512      24,322
#   S&T Bancorp, Inc...................................    51,977   1,428,848
#*  Safeguard Scientifics, Inc.........................    34,390     630,369
    Safety Insurance Group, Inc........................    61,117   3,786,198
    Salisbury Bancorp, Inc.............................     1,248      34,070
#   Sandy Spring Bancorp, Inc..........................    39,949     987,939
    SB Financial Group, Inc............................     2,715      26,091
#*  Seacoast Banking Corp. of Florida..................    12,166     154,022
*   Security National Financial Corp. Class A..........     3,272      19,434
    SEI Investments Co.................................   111,366   4,473,572
*   Select Bancorp, Inc................................     2,277      16,326
    Selective Insurance Group, Inc.....................   100,732   2,600,900
*   Shore Bancshares, Inc..............................     6,595      61,004
    SI Financial Group, Inc............................    10,889     119,888
*   Siebert Financial Corp.............................     8,302      14,778
    Sierra Bancorp.....................................    17,579     278,451
*   Signature Bank.....................................    71,154   8,334,268
#   Simmons First National Corp. Class A...............    30,619   1,145,763
    Simplicity Bancorp, Inc............................    11,596     203,974
    SLM Corp........................................... 1,145,986  10,439,932
    South State Corp...................................    43,446   2,594,161
*   Southcoast Financial Corp..........................     5,485      41,138
*   Southern First Bancshares, Inc.....................     3,032      53,060
    Southern Missouri Bancorp, Inc.....................     1,461      54,057

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#   Southern National Bancorp of Virginia, Inc.........     1,825 $    20,349
    Southside Bancshares, Inc..........................    41,566   1,134,752
    Southwest Bancorp, Inc.............................    30,163     460,287
    Southwest Georgia Financial Corp...................     1,954      27,102
#*  St Joe Co. (The)...................................   106,833   1,726,421
    StanCorp Financial Group, Inc......................    92,945   5,766,308
    State Auto Financial Corp..........................    54,992   1,209,824
    State Street Corp..................................   181,410  12,972,629
    Sterling Bancorp...................................   134,674   1,775,003
    Stewart Information Services Corp..................    51,094   1,829,165
*   Stifel Financial Corp..............................   112,961   5,326,111
#   Stock Yards Bancorp, Inc...........................    22,032     678,586
*   Stratus Properties, Inc............................     6,860      92,473
    Suffolk Bancorp....................................    19,605     450,915
    Summit State Bank..................................     4,397      58,964
#*  Sun Bancorp, Inc...................................    10,180     186,294
    SunTrust Banks, Inc................................   216,237   8,307,826
    Susquehanna Bancshares, Inc........................   454,919   5,736,529
    Sussex Bancorp.....................................     2,871      28,710
*   SVB Financial Group................................   103,846  11,724,213
    Symetra Financial Corp.............................   200,055   4,063,117
    Synovus Financial Corp.............................   242,750   6,255,667
    T Rowe Price Group, Inc............................    51,606   4,062,424
    TCF Financial Corp.................................   431,392   6,341,462
#   TD Ameritrade Holding Corp.........................   441,139  14,288,492
#*  Tejon Ranch Co.....................................    35,723     879,500
    Territorial Bancorp, Inc...........................    16,671     362,428
#   Teton Advisors, Inc. Class A.......................        95       5,194
*   Texas Capital Bancshares, Inc......................    69,835   2,852,760
    TFS Financial Corp.................................   355,728   4,987,307
    Timberland Bancorp, Inc............................     5,770      60,585
#   Tompkins Financial Corp............................    20,489   1,050,471
#   Torchmark Corp.....................................   125,912   6,304,414
#   Towne Bank.........................................    46,466     674,222
*   Transcontinental Realty Investors, Inc.............       100       1,108
    Travelers Cos., Inc. (The).........................   263,260  27,068,393
    Trico Bancshares...................................    25,949     605,909
#*  Trinity Place Holdings, Inc........................    10,474      78,555
#   TrustCo Bank Corp..................................   164,225   1,055,967
#   Trustmark Corp.....................................   156,951   3,352,473
    U.S. Bancorp....................................... 1,031,884  43,246,258
#   UMB Financial Corp.................................    81,804   3,969,130
#   Umpqua Holdings Corp...............................   325,055   5,041,603
*   Unico American Corp................................       100       1,186
    Union Bankshares Corp..............................    76,220   1,524,400
    Union Bankshares, Inc..............................     2,439      60,475
    United Bancshares, Inc.............................     2,086      30,247
#   United Bankshares, Inc.............................   129,361   4,373,695
    United Community Bancorp...........................     1,156      13,699
    United Community Banks, Inc........................    83,736   1,466,217
    United Community Financial Corp....................    11,197      60,464
    United Financial Bancorp, Inc......................    82,307   1,023,899
    United Fire Group, Inc.............................    51,432   1,437,010

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
#*  United Security Bancshares........................     8,947 $       46,167
    Unity Bancorp, Inc................................     6,414         58,752
#   Universal Insurance Holdings, Inc.................   144,004      3,345,213
    Univest Corp. of Pennsylvania.....................    28,527        528,320
    Unum Group........................................   232,854      7,232,445
#   Validus Holdings, Ltd.............................   182,557      7,238,385
#   Valley National Bancorp...........................   363,926      3,304,448
#   Virtus Investment Partners, Inc...................    14,809      2,008,545
    Voya Financial, Inc...............................   141,329      5,513,244
    VSB Bancorp, Inc..................................       134          1,581
    Waddell & Reed Financial, Inc. Class A............    62,426      2,791,066
*   Walker & Dunlop, Inc..............................    23,104        410,096
#   Washington Federal, Inc...........................   266,620      5,295,073
#   Washington Trust Bancorp, Inc.....................    27,109        992,732
    Waterstone Financial, Inc.........................    26,989        342,221
    Wayne Savings Bancshares, Inc.....................     1,615         21,415
    Webster Financial Corp............................   226,949      6,928,753
    Wells Fargo & Co.................................. 2,946,809    152,998,323
#   WesBanco, Inc.....................................    48,046      1,450,028
#   West Bancorporation, Inc..........................    23,486        384,231
#   Westamerica Bancorporation........................    47,131      1,917,289
*   Western Alliance Bancorp..........................   183,350      4,713,928
    Westfield Financial, Inc..........................    39,650        285,480
#   Westwood Holdings Group, Inc......................     9,520        561,585
    Willis Group Holdings P.L.C.......................   162,234      7,024,732
    Wilshire Bancorp, Inc.............................   201,471      1,833,386
    Wintrust Financial Corp...........................   112,649      4,896,852
#   WisdomTree Investments, Inc.......................   122,404      2,132,278
#*  World Acceptance Corp.............................    24,217      1,778,739
    WR Berkley Corp...................................   153,925      7,540,786
    WSFS Financial Corp...............................     2,399        177,190
    WVS Financial Corp................................     2,157         24,439
    XL Group P.L.C....................................   280,092      9,660,373
*   Yadkin Financial Corp.............................     7,065        134,659
#   Zions Bancorporation..............................   329,739      7,900,546
                                                                 --------------
Total Financials......................................            2,107,581,819
                                                                 --------------
Health Care -- (10.3%)
#   Abaxis, Inc.......................................    12,970        797,396
    Abbott Laboratories...............................   348,984     15,620,524
    AbbVie, Inc.......................................   305,517     18,437,951
#*  Acadia Healthcare Co., Inc........................    62,431      3,605,390
#*  ACADIA Pharmaceuticals, Inc.......................    30,790        936,940
#*  Accelerate Diagnostics, Inc.......................     2,471         53,127
#*  Accretive Health, Inc.............................    10,626         62,162
#*  Accuray, Inc......................................    92,130        678,998
#*  Acorda Therapeutics, Inc..........................    55,709      2,314,709
#*  Actavis P.L.C.....................................   166,039     44,256,035
#*  Adcare Health Systems, Inc........................     4,107         16,428
*   Addus HomeCare Corp...............................    18,950        420,311
    Aetna, Inc........................................   245,037     22,499,297
#*  Affymetrix, Inc...................................   129,136      1,425,661
    Agilent Technologies, Inc.........................   111,495      4,211,166

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
#*  Agios Pharmaceuticals, Inc.........................  12,053 $ 1,397,184
#*  Air Methods Corp................................... 119,046   4,946,361
#*  Akorn, Inc......................................... 123,366   5,252,924
#*  Albany Molecular Research, Inc.....................  57,748     943,025
*   Alere, Inc......................................... 142,568   5,801,092
*   Alexion Pharmaceuticals, Inc.......................  36,176   6,628,890
#*  Align Technology, Inc..............................  80,275   4,258,589
#*  Alkermes P.L.C.....................................  49,654   3,587,501
    Allergan, Inc......................................  33,891   7,430,941
#*  Alliance HealthCare Services, Inc..................  12,755     287,498
*   Allied Healthcare Products, Inc....................   6,964      10,864
#*  Allscripts Healthcare Solutions, Inc............... 313,825   3,737,656
#*  Almost Family, Inc.................................  15,137     459,559
#*  Alnylam Pharmaceuticals, Inc.......................  41,355   3,880,340
#*  Alphatec Holdings, Inc.............................  95,998     122,877
#*  AMAG Pharmaceuticals, Inc..........................  27,690   1,223,621
#*  Amedisys, Inc......................................  56,578   1,594,368
*   American Shared Hospital Services..................   4,179      10,489
    AmerisourceBergen Corp............................. 109,181  10,377,654
    Amgen, Inc......................................... 233,507  35,553,776
*   AMN Healthcare Services, Inc....................... 111,494   2,098,317
#*  Amsurg Corp........................................ 103,260   5,697,887
#   Analogic Corp......................................  19,808   1,614,946
*   AngioDynamics, Inc.................................  55,496   1,068,021
#*  ANI Pharmaceuticals, Inc...........................   1,410      78,918
#*  Anika Therapeutics, Inc............................  42,747   1,674,827
    Anthem, Inc........................................ 203,028  27,400,659
*   Arqule, Inc........................................  26,787      31,073
*   Arrhythmia Research Technology, Inc................   1,790      13,765
#*  athenahealth, Inc..................................  19,206   2,683,270
#   Atrion Corp........................................   3,127   1,047,545
    Baxter International, Inc.......................... 121,749   8,560,172
#   Becton Dickinson and Co............................  35,105   4,847,298
*   Bio-Rad Laboratories, Inc. Class A.................  40,171   4,598,374
*   Bio-Rad Laboratories, Inc. Class B.................   2,960     330,232
#*  Bio-Reference Laboratories, Inc....................  36,510   1,224,180
    Bio-Techne Corp....................................  28,585   2,658,977
#*  Bioanalytical Systems, Inc.........................   2,068       4,301
#*  BioDelivery Sciences International, Inc............  11,868     155,471
*   Biogen Idec, Inc...................................  37,807  14,712,972
*   BioMarin Pharmaceutical, Inc.......................  35,450   3,444,322
#*  BioScrip, Inc...................................... 183,767   1,056,660
#*  Biospecifics Technologies Corp.....................   2,832     111,411
#*  Biota Pharmaceuticals, Inc.........................   5,213      12,511
#*  BioTelemetry, Inc..................................  40,437     399,518
*   Bluebird Bio, Inc..................................   5,067     470,775
*   Boston Scientific Corp............................. 946,021  14,010,571
#*  Bovie Medical Corp.................................  16,167      56,584
    Bristol-Myers Squibb Co............................ 238,259  14,359,870
#*  Brookdale Senior Living, Inc....................... 188,575   6,364,406
#*  Bruker Corp........................................  89,914   1,695,778
*   Cambrex Corp.......................................  85,291   1,913,077
    Cantel Medical Corp................................  67,806   2,750,889

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
#*  Capital Senior Living Corp.........................  60,311 $ 1,439,624
    Cardinal Health, Inc............................... 103,083   8,575,475
*   CareFusion Corp.................................... 203,373  12,060,019
#*  Catalyst Pharmaceutical Partners, Inc..............     890       3,249
*   Celgene Corp....................................... 144,936  17,270,574
#*  Celsion Corp.......................................   1,650       3,647
*   Centene Corp.......................................  71,923   7,851,115
#*  Cepheid............................................  23,706   1,339,626
*   Cerner Corp........................................  52,076   3,455,243
*   Charles River Laboratories International, Inc...... 114,374   7,931,837
#   Chemed Corp........................................  31,925   3,228,894
    Cigna Corp......................................... 203,814  21,773,450
#*  Columbia Laboratories, Inc.........................     811       4,501
#*  Community Health Systems, Inc...................... 319,997  15,062,259
#   Computer Programs & Systems, Inc...................  22,595   1,113,030
    CONMED Corp........................................  44,973   2,142,514
#   Cooper Cos., Inc. (The)............................  74,291  11,711,976
*   Corvel Corp........................................  31,890   1,050,457
*   Covance, Inc.......................................  73,012   7,754,605
    CR Bard, Inc.......................................  27,871   4,766,777
*   Cross Country Healthcare, Inc......................  57,499     588,215
#   CryoLife, Inc......................................  49,977     562,741
*   Cumberland Pharmaceuticals, Inc....................  29,618     172,081
*   Cutera, Inc........................................  22,365     297,454
*   Cyberonics, Inc....................................  39,478   2,193,792
*   Cynosure, Inc. Class A.............................  45,485   1,374,557
*   DaVita HealthCare Partners, Inc.................... 313,677  23,544,596
    Daxor Corp.........................................   5,407      33,686
    DENTSPLY International, Inc........................  96,933   4,849,073
*   Depomed, Inc....................................... 119,266   2,178,990
*   DexCom, Inc........................................  25,640   1,532,759
    Digirad Corp.......................................  23,800      98,770
*   Durect Corp........................................  40,784      38,337
#*  Dynavax Technologies Corp..........................   2,374      40,595
*   Edwards Lifesciences Corp..........................  43,080   5,400,078
#   Eli Lilly & Co..................................... 162,916  11,729,952
#*  Emergent Biosolutions, Inc.........................  61,423   1,721,687
#*  Endo International P.L.C........................... 134,230  10,686,025
    Ensign Group, Inc. (The)...........................  48,512   2,013,248
#*  EnteroMedics, Inc..................................     417         484
*   Envision Healthcare Holdings, Inc..................  82,313   2,829,921
#*  Enzo Biochem, Inc..................................  53,941     169,914
*   EPIRUS Biopharmaceuticals, Inc.....................     890       4,406
#*  Exact Sciences Corp................................  15,692     426,979
*   Exactech, Inc......................................  20,840     433,264
#*  ExamWorks Group, Inc...............................  69,079   2,553,160
*   Express Scripts Holding Co......................... 462,397  37,320,062
*   Five Star Quality Care, Inc........................  82,966     288,722
*   Genesis Healthcare, Inc............................  34,371     285,279
*   Gentiva Health Services, Inc.......................  57,592   1,118,437
*   Gilead Sciences, Inc............................... 289,862  30,386,233
#*  Globus Medical, Inc. Class A....................... 120,017   2,830,001
*   Greatbatch, Inc....................................  39,087   1,898,065

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES    VALUE+
                                                         ------- -----------
Health Care -- (Continued)
*    Haemonetics Corp...................................  90,565 $ 3,586,374
*    Halyard Health, Inc................................   9,471     422,122
#*   Hanger, Inc........................................  54,530   1,176,757
#*   Harvard Apparatus Regenerative Technology, Inc.....  10,276      33,397
*    Harvard Bioscience, Inc............................  41,105     214,157
*    HCA Holdings, Inc..................................  46,506   3,292,625
*    Health Net, Inc.................................... 155,519   8,424,464
#    HealthSouth Corp...................................  87,113   3,841,683
*    HealthStream, Inc..................................  26,746     755,842
#*   Healthways, Inc....................................  67,617   1,394,263
*    Henry Schein, Inc..................................  63,424   8,756,952
     Hill-Rom Holdings, Inc............................. 161,072   7,692,799
#*   HMS Holdings Corp.................................. 105,514   2,087,594
*    Hologic, Inc....................................... 252,918   7,679,855
*    Hospira, Inc....................................... 117,874   7,476,748
     Humana, Inc........................................ 169,557  24,829,927
*    Hyperion Therapeutics, Inc.........................   4,368     110,510
#*   ICU Medical, Inc...................................  24,911   2,082,061
#*   Idera Pharmaceuticals, Inc.........................  30,405     137,431
#*   IDEXX Laboratories, Inc............................  28,740   4,552,991
#*   IGI Laboratories, Inc..............................     647       6,444
*    Illumina, Inc......................................  19,907   3,885,647
#*   Impax Laboratories, Inc............................ 115,042   4,218,590
#*   Incyte Corp........................................  86,152   6,867,176
*    Infinity Pharmaceuticals, Inc......................  22,453     346,674
#*   Insys Therapeutics, Inc............................   3,353     160,206
#*   Integra LifeSciences Holdings Corp.................  45,928   2,559,108
*    Intrexon Corp......................................   9,584     275,157
*    Intuitive Surgical, Inc............................   5,920   2,927,322
     Invacare Corp......................................  58,485     856,805
#*   IPC Healthcare, Inc................................  38,101   1,537,756
#*   Iridex Corp........................................   6,507      58,888
#*   Isis Pharmaceuticals, Inc..........................  22,929   1,570,866
#*   Jazz Pharmaceuticals P.L.C.........................  24,763   4,193,366
     Johnson & Johnson.................................. 928,557  92,985,698
     Kewaunee Scientific Corp...........................   3,000      53,820
     Kindred Healthcare, Inc............................ 125,320   2,313,407
*    Laboratory Corp. of America Holdings............... 108,408  12,443,070
#    Landauer, Inc......................................   5,650     158,030
#*   Lannett Co., Inc...................................  83,051   3,939,109
     LeMaitre Vascular, Inc.............................  22,583     178,632
#*   LHC Group, Inc.....................................  30,502     906,519
*    LifePoint Hospitals, Inc...........................  79,199   5,166,943
#*   Ligand Pharmaceuticals, Inc. Class B...............  21,542   1,226,171
#*   Luminex Corp.......................................  57,588   1,016,428
#*   Magellan Health, Inc...............................  65,019   3,908,942
#*   Mallinckrodt P.L.C.................................  97,158  10,297,776
*    Masimo Corp........................................  85,503   2,182,037
*    Mast Therapeutics, Inc.............................  25,886      11,312
     McKesson Corp......................................  54,224  11,530,734
*    MedAssets, Inc..................................... 107,780   1,995,008
o#*  MedCath Corp.......................................  26,258          --
#*   Medicines Co. (The)................................ 145,921   4,183,555

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Health Care -- (Continued)
*   MediciNova, Inc....................................     5,363 $     20,272
*   Medivation, Inc....................................    22,318    2,428,645
*   MEDNAX, Inc........................................   163,040   11,068,786
#   Medtronic P.L.C....................................   383,017   27,347,383
    Merck & Co., Inc................................... 1,331,605   80,269,149
*   Merge Healthcare, Inc..............................     7,819       28,930
#   Meridian Bioscience, Inc...........................    38,867      672,399
*   Merit Medical Systems, Inc.........................    75,202    1,152,847
*   Mettler-Toledo International, Inc..................    12,711    3,863,508
*   Misonix, Inc.......................................     8,260      110,436
#*  Molina Healthcare, Inc.............................    78,298    3,986,151
#*  Momenta Pharmaceuticals, Inc.......................    88,278      950,754
*   MWI Veterinary Supply, Inc.........................    19,156    3,633,319
#*  Mylan, Inc.........................................   115,253    6,125,697
#*  Myriad Genetics, Inc...............................   134,178    5,020,941
    National Healthcare Corp...........................    20,065    1,263,493
#   National Research Corp. Class A....................    29,412      407,356
#   National Research Corp. Class B....................     4,902      169,364
#*  Natus Medical, Inc.................................    58,055    2,182,868
*   Neogen Corp........................................    29,077    1,340,450
*   NPS Pharmaceuticals, Inc...........................    19,958      915,274
*   NuVasive, Inc......................................    75,518    3,497,994
#   Omnicare, Inc......................................   141,165   10,584,552
*   Omnicell, Inc......................................    58,316    1,856,198
#*  OncoGenex Pharmaceuticals, Inc.....................     1,700        3,417
#*  Opko Health, Inc...................................   375,397    4,553,566
#*  OraSure Technologies, Inc..........................    60,788      558,642
*   Orthofix International NV..........................    34,348    1,047,614
#   Owens & Minor, Inc.................................   116,354    3,982,797
#*  Pacific Biosciences of California, Inc.............    66,354      533,486
#*  Pacira Pharmaceuticals, Inc........................    12,046    1,293,138
*   Pain Therapeutics, Inc.............................    50,349       99,188
#   Paratek Pharmaceuticals, Inc.......................     1,918       47,375
#*  PAREXEL International Corp.........................   121,708    7,419,320
#   Patterson Cos., Inc................................   152,111    7,619,240
#*  PDI, Inc...........................................    21,336       33,284
#   PDL BioPharma, Inc.................................   149,198    1,087,653
    PerkinElmer, Inc...................................   216,101    9,877,977
#*  Pernix Therapeutics Holdings, Inc..................     7,120       59,167
    Perrigo Co. P.L.C..................................    38,500    5,841,990
    Pfizer, Inc........................................ 3,831,803  119,743,844
#*  Pharmacyclics, Inc.................................    11,655    1,966,781
*   PharMerica Corp....................................    72,424    1,666,476
#*  PhotoMedex, Inc....................................     7,613       14,312
#*  Pozen, Inc.........................................    43,128      298,014
#*  Prestige Brands Holdings, Inc......................    94,631    3,242,058
#*  Progenics Pharmaceuticals, Inc.....................    99,984      597,904
*   ProPhase Labs, Inc.................................    19,981       31,770
*   Providence Service Corp. (The).....................    43,998    1,715,922
#*  pSivida Corp.......................................    22,452       86,889
    Psychemedics Corp..................................     1,810       27,078
#*  Puma Biotechnology, Inc............................     9,263    1,955,234
    Quality Systems, Inc...............................    84,006    1,368,458

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
#   Quest Diagnostics, Inc............................. 126,605 $ 8,997,817
#*  Quidel Corp........................................  50,738   1,194,373
*   Quintiles Transnational Holdings, Inc..............  12,318     745,239
#*  RadNet, Inc........................................  70,513     556,348
*   Receptos, Inc......................................  10,193   1,122,963
#*  Regeneron Pharmaceuticals, Inc.....................  22,072   9,196,520
#*  Repligen Corp......................................  54,646   1,327,351
#   ResMed, Inc........................................  67,431   4,212,415
#*  Retractable Technologies, Inc......................   7,725      32,522
*   Retrophin, Inc.....................................     799      10,259
#*  Rigel Pharmaceuticals, Inc......................... 102,876     212,953
#*  RTI Surgical, Inc..................................  87,990     392,435
#*  Sagent Pharmaceuticals, Inc........................  44,442   1,140,826
#*  Salix Pharmaceuticals, Ltd.........................  24,827   3,343,452
#*  Sciclone Pharmaceuticals, Inc...................... 101,474     748,878
#*  Seattle Genetics, Inc..............................  40,404   1,258,989
    Select Medical Holdings Corp....................... 226,121   3,057,156
    Simulations Plus, Inc..............................   4,400      27,984
#*  Sirona Dental Systems, Inc.........................  80,502   7,262,890
    Span-America Medical Systems, Inc..................   3,812      65,566
*   Special Diversified Opportunities, Inc.............  14,178      16,872
#*  Spectrum Pharmaceuticals, Inc......................  95,574     669,018
    St Jude Medical, Inc............................... 107,707   7,094,660
#*  Staar Surgical Co..................................  21,708     130,248
*   StemCells, Inc.....................................     545         621
#*  Stereotaxis, Inc...................................   4,433       7,359
#   STERIS Corp........................................ 101,743   6,635,678
    Stryker Corp.......................................  51,444   4,683,976
#*  Sucampo Pharmaceuticals, Inc. Class A..............  14,749     222,120
*   SunLink Health Systems, Inc........................   3,122       4,324
#*  SurModics, Inc.....................................  27,984     641,393
*   Symmetry Surgical, Inc.............................  19,109     137,585
#*  Synageva BioPharma Corp............................   8,774   1,010,940
*   Targacept, Inc.....................................   9,807      24,616
*   Taro Pharmaceutical Industries, Ltd................   6,748   1,123,542
*   Team Health Holdings, Inc..........................  71,306   3,686,520
    Teleflex, Inc......................................  75,035   8,220,835
#*  Tenet Healthcare Corp.............................. 164,303   6,946,731
#*  Theravance Biopharma, Inc..........................   3,588      58,269
    Thermo Fisher Scientific, Inc...................... 169,955  21,280,066
#*  Thoratec Corp......................................  97,164   3,487,216
*   Tornier NV.........................................  25,474     615,707
*   Triple-S Management Corp. Class B..................  42,867   1,032,237
#*  United Therapeutics Corp...........................  60,724   8,569,978
    UnitedHealth Group, Inc............................ 576,403  61,242,819
*   Universal American Corp............................ 146,650   1,324,249
    Universal Health Services, Inc. Class B............ 110,174  11,296,140
#*  Uroplasty, Inc.....................................   2,767       3,403
    US Physical Therapy, Inc...........................  23,483     910,906
#   Utah Medical Products, Inc.........................   6,006     340,480
#*  Varian Medical Systems, Inc........................  34,120   3,158,147
#*  Vascular Solutions, Inc............................  30,120     821,071
*   VCA, Inc........................................... 174,938   9,114,270

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                        ------- --------------
Health Care -- (Continued)
*   Vertex Pharmaceuticals, Inc........................  30,622 $    3,372,707
*   Vical, Inc.........................................  19,691         20,479
#*  Volcano Corp.......................................  31,538        566,738
*   Waters Corp........................................  16,195      1,928,015
#*  WellCare Health Plans, Inc.........................  81,910      5,967,143
    West Pharmaceutical Services, Inc.................. 107,900      5,320,549
*   Wright Medical Group, Inc..........................  77,860      1,900,563
#*  XenoPort, Inc......................................   1,326         11,046
    Zimmer Holdings, Inc............................... 128,176     14,368,530
    Zoetis, Inc........................................ 592,493     25,317,226
                                                                --------------
Total Health Care......................................          1,504,500,352
                                                                --------------
Industrials -- (13.0%)
    3M Co.............................................. 139,848     22,697,330
    AAON, Inc..........................................  89,218      1,945,845
    AAR Corp...........................................  64,754      1,855,850
    ABM Industries, Inc................................ 109,548      3,162,651
#   Acacia Research Corp...............................  71,606        896,507
*   ACCO Brands Corp................................... 227,749      1,803,772
*   Accuride Corp......................................  34,436        151,518
#   Aceto Corp.........................................  59,339      1,151,177
    Acme United Corp...................................   2,302         43,738
*   Active Power, Inc..................................     920          1,665
#   Actuant Corp. Class A.............................. 121,522      2,808,373
    Acuity Brands, Inc.................................  38,296      5,740,187
#*  Adept Technology, Inc..............................  14,123        131,344
#   ADT Corp. (The).................................... 263,965      9,080,396
#*  Advisory Board Co. (The)...........................  34,506      1,617,641
*   AECOM.............................................. 301,776      7,671,146
*   Aegion Corp........................................  85,406      1,308,420
#*  AeroCentury Corp...................................   1,459         11,818
#*  Aerovironment, Inc.................................  45,391      1,161,556
#   AGCO Corp.......................................... 164,243      7,118,292
    Air Lease Corp..................................... 109,191      3,815,134
*   Air Transport Services Group, Inc.................. 113,524        945,655
    Aircastle, Ltd.....................................  23,816        477,749
    Alamo Group, Inc...................................  20,867        940,058
    Alaska Air Group, Inc.............................. 263,148     17,859,855
    Albany International Corp. Class A.................  48,542      1,656,738
#   Allegiant Travel Co................................  38,450      6,969,831
    Allegion P.L.C.....................................  52,413      2,830,826
#   Alliant Techsystems, Inc...........................  58,270      7,593,164
    Allied Motion Technologies, Inc....................   6,678        149,721
    Allison Transmission Holdings, Inc................. 369,002     11,557,143
    Altra Industrial Motion Corp.......................  53,496      1,366,823
*   AMERCO.............................................  35,049     10,027,869
#*  Ameresco, Inc. Class A.............................  37,184        216,783
    American Airlines Group, Inc....................... 199,017      9,767,754
#   American Railcar Industries, Inc...................  39,572      1,986,514
#   American Science & Engineering, Inc................  13,412        622,317
#*  American Superconductor Corp.......................   9,532          6,672
*   American Woodmark Corp.............................  33,585      1,381,351
    AMETEK, Inc........................................ 237,482     11,375,388

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
#*  AMREP Corp.........................................   9,572 $    36,374
    AO Smith Corp...................................... 120,046   7,131,933
    Apogee Enterprises, Inc............................  60,477   2,616,235
#   Applied Industrial Technologies, Inc...............  75,080   3,035,484
*   ARC Document Solutions, Inc........................ 111,137   1,019,126
    ArcBest Corp.......................................  42,847   1,596,479
    Argan, Inc.........................................  45,335   1,378,637
*   Armstrong World Industries, Inc.................... 125,215   6,348,400
#*  Arotech Corp.......................................   5,156      11,756
    Astec Industries, Inc..............................  42,098   1,497,005
*   Astronics Corp.....................................  19,607   1,091,914
#*  Astronics Corp. Class B............................   8,343     467,208
#*  Atlas Air Worldwide Holdings, Inc..................  67,257   3,040,016
*   Avalon Holdings Corp. Class A......................   1,202       3,642
#*  Avis Budget Group, Inc............................. 256,531  14,701,792
#   AZZ, Inc...........................................  52,103   2,198,226
#*  B/E Aerospace, Inc................................. 114,075   6,653,995
    Babcock & Wilcox Co. (The)......................... 155,103   4,223,455
#   Baltic Trading, Ltd................................  21,705      35,162
    Barnes Group, Inc.................................. 107,347   3,687,369
#   Barrett Business Services, Inc.....................  13,746     421,315
*   Beacon Roofing Supply, Inc.........................  96,324   2,281,916
*   Blount International, Inc.......................... 179,284   2,778,902
#*  BlueLinx Holdings, Inc.............................  86,144      89,590
#   Boeing Co. (The)................................... 124,433  18,088,825
    Brady Corp. Class A................................  86,301   2,258,497
*   Breeze-Eastern Corp................................  12,352     124,138
#   Briggs & Stratton Corp.............................  95,581   1,759,646
    Brink's Co. (The)..................................  97,110   2,176,235
*   Broadwind Energy, Inc..............................   2,072      10,111
#*  Builders FirstSource, Inc..........................  92,663     548,565
*   CAI International, Inc.............................  36,491     765,216
    Carlisle Cos., Inc................................. 122,001  10,941,050
*   Casella Waste Systems, Inc. Class A................  38,456     146,517
    Caterpillar, Inc................................... 256,407  20,504,868
#*  CBIZ, Inc.......................................... 114,865     951,082
    CDI Corp...........................................  32,108     545,515
#   Ceco Environmental Corp............................  31,518     432,427
    Celadon Group, Inc.................................  57,078   1,360,169
#   CH Robinson Worldwide, Inc.........................  64,641   4,603,732
*   Chart Industries, Inc..............................  42,909   1,222,906
#   Chicago Bridge & Iron Co. NV.......................  46,220   1,595,052
    Chicago Rivet & Machine Co.........................     653      19,930
    Cintas Corp........................................ 116,576   9,174,531
#   CIRCOR International, Inc..........................  30,383   1,500,616
    Civeo Corp......................................... 196,714     576,372
#   CLARCOR, Inc.......................................  80,720   5,047,422
#*  Clean Harbors, Inc................................. 101,624   4,808,848
#*  Colfax Corp........................................  89,372   4,049,445
    Columbus McKinnon Corp.............................  37,132     930,157
    Comfort Systems USA, Inc...........................  74,567   1,241,541
*   Command Security Corp..............................  10,654      23,545
#*  Commercial Vehicle Group, Inc......................  30,504     168,687

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    Compx International, Inc...........................   3,471 $    37,452
    Con-way, Inc....................................... 160,978   6,595,269
#   Copa Holdings SA Class A...........................  43,252   4,650,023
*   Copart, Inc........................................ 137,600   5,036,160
    Corporate Executive Board Co. (The)................  60,825   4,167,729
    Courier Corp.......................................  21,176     497,001
#   Covanta Holding Corp............................... 316,595   6,471,202
*   Covenant Transportation Group, Inc. Class A........  20,451     578,763
#*  CPI Aerostructures, Inc............................   8,781     103,177
*   CRA International, Inc.............................  14,257     421,009
    Crane Co...........................................  86,928   5,298,262
    CSX Corp........................................... 808,333  26,917,489
#*  CTPartners Executive Search, Inc...................   2,798      15,333
    Cubic Corp.........................................  42,291   2,211,396
    Cummins, Inc.......................................  63,279   8,824,889
    Curtiss-Wright Corp................................  97,763   6,504,172
    Danaher Corp....................................... 304,277  25,066,339
#   Deere & Co......................................... 179,496  15,291,264
    Delta Air Lines, Inc............................... 624,896  29,563,830
#   Deluxe Corp........................................ 124,496   8,083,525
#*  DigitalGlobe, Inc.................................. 125,841   3,383,864
#   Donaldson Co., Inc................................. 120,619   4,409,831
    Douglas Dynamics, Inc..............................  57,530   1,161,531
    Dover Corp......................................... 201,847  14,137,364
*   Ducommun, Inc......................................  18,069     469,252
#   Dun & Bradstreet Corp. (The).......................  32,781   3,773,421
#*  DXP Enterprises, Inc...............................  25,098   1,029,520
*   Dycom Industries, Inc..............................  64,678   1,992,729
    Dynamic Materials Corp.............................  20,382     288,609
*   Eagle Bulk Shipping, Inc...........................       1          10
    Eastern Co. (The)..................................   6,782     128,315
    Eaton Corp. P.L.C.................................. 195,944  12,362,107
#*  Echo Global Logistics, Inc.........................  49,984   1,319,578
    Ecology and Environment, Inc. Class A..............   3,767      36,917
    EMCOR Group, Inc................................... 126,090   5,088,992
#   Emerson Electric Co................................ 298,448  16,993,629
    Encore Wire Corp...................................  37,694   1,154,567
#*  Energy Recovery, Inc...............................  58,749     193,872
    EnerSys............................................ 100,423   5,862,695
*   Engility Holdings, Inc.............................  26,993   1,077,021
    Ennis, Inc.........................................  39,500     526,930
*   EnPro Industries, Inc..............................  35,768   2,122,115
    EnviroStar, Inc....................................     100         238
    Equifax, Inc....................................... 118,070   9,972,192
    ESCO Technologies, Inc.............................  51,997   1,872,932
    Espey Manufacturing & Electronics Corp.............   4,614     123,701
*   Esterline Technologies Corp........................  60,623   6,795,232
    Exelis, Inc........................................ 376,349   6,439,331
#   Expeditors International of Washington, Inc........  50,522   2,206,801
    Exponent, Inc......................................  23,256   1,863,736
#   Fastenal Co........................................ 121,376   5,389,094
    Federal Signal Corp................................ 113,443   1,732,275
    FedEx Corp......................................... 214,708  36,309,270

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Industrials -- (Continued)
    Flowserve Corp.....................................    87,256 $ 4,754,579
    Fluor Corp.........................................   172,487   9,243,578
    Fortune Brands Home & Security, Inc................   124,103   5,558,573
    Forward Air Corp...................................    68,912   3,094,149
*   Franklin Covey Co..................................    28,154     508,743
#   Franklin Electric Co., Inc.........................    90,037   3,080,166
#   FreightCar America, Inc............................    31,593     737,381
#*  FTI Consulting, Inc................................    96,894   3,940,679
#*  Fuel Tech, Inc.....................................    30,552      98,683
*   Furmanite Corp.....................................    64,389     471,971
    G&K Services, Inc. Class A.........................    45,441   3,185,414
    GATX Corp..........................................    77,786   4,445,470
#*  Gencor Industries, Inc.............................     5,578      51,039
#*  GenCorp, Inc.......................................    63,086   1,059,845
#*  Generac Holdings, Inc..............................    72,815   3,184,928
#   General Cable Corp.................................    82,789     947,106
    General Dynamics Corp..............................   162,242  21,612,257
    General Electric Co................................ 4,061,967  97,040,392
*   Genesee & Wyoming, Inc. Class A....................    91,620   7,554,069
*   Gibraltar Industries, Inc..........................    49,354     747,220
#   Global Power Equipment Group, Inc..................    22,239     274,207
#*  Goldfield Corp. (The)..............................    18,424      41,822
#   Gorman-Rupp Co. (The)..............................    38,613   1,100,857
*   GP Strategies Corp.................................    34,535   1,152,778
#   Graco, Inc.........................................    61,478   4,379,693
#*  GrafTech International, Ltd........................   231,830     841,543
    Graham Corp........................................    17,619     364,537
#   Granite Construction, Inc..........................    68,835   2,345,897
#*  Great Lakes Dredge & Dock Corp.....................   104,691     813,449
#   Greenbrier Cos., Inc. (The)........................    47,338   2,458,262
#   Griffon Corp.......................................    98,568   1,447,964
    H&E Equipment Services, Inc........................    73,022   1,280,806
    Hardinge, Inc......................................    16,040     183,016
#   Harsco Corp........................................   195,535   2,886,097
#*  Hawaiian Holdings, Inc.............................    88,476   1,719,973
#*  HC2 Holdings, Inc..................................    10,474      78,136
*   HD Supply Holdings, Inc............................   176,933   5,100,978
#   Healthcare Services Group, Inc.....................    60,089   1,893,404
#   Heartland Express, Inc.............................   238,374   6,123,828
#   HEICO Corp.........................................    37,893   2,299,347
    HEICO Corp. Class A................................    69,069   3,257,985
    Heidrick & Struggles International, Inc............    32,112     711,602
#*  Heritage-Crystal Clean, Inc........................     7,298      93,050
    Herman Miller, Inc.................................    98,703   2,867,322
*   Hertz Global Holdings, Inc.........................   607,737  12,470,763
    Hexcel Corp........................................   180,398   7,979,004
*   Hill International, Inc............................    51,954     198,464
    Hillenbrand, Inc...................................   168,993   5,308,070
#   HNI Corp...........................................   111,181   5,475,664
    Honeywell International, Inc.......................   187,586  18,338,407
#   Houston Wire & Cable Co............................    30,850     341,510
*   Hub Group, Inc. Class A............................    95,997   3,206,300
    Hubbell, Inc. Class A..............................     7,919     859,607

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    Hubbell, Inc. Class B..............................  61,174 $ 6,486,891
*   Hudson Global, Inc.................................  43,679     107,014
    Huntington Ingalls Industries, Inc................. 122,180  14,246,188
    Hurco Cos., Inc....................................  10,295     361,149
*   Huron Consulting Group, Inc........................  41,064   3,088,834
    Hyster-Yale Materials Handling, Inc................  25,081   1,571,325
*   ICF International, Inc.............................  34,733   1,297,625
    IDEX Corp.......................................... 133,842   9,683,469
*   IHS, Inc. Class A..................................  31,370   3,611,628
    Illinois Tool Works, Inc........................... 102,413   9,533,626
    Ingersoll-Rand P.L.C............................... 194,504  12,915,066
#*  InnerWorkings, Inc.................................  66,030     338,734
#*  Innovative Solutions & Support, Inc................  19,910      78,445
#   Insperity, Inc.....................................  48,998   2,054,976
    Insteel Industries, Inc............................  28,079     573,373
*   Integrated Electrical Services, Inc................  17,939     131,134
*   Intelligent Systems Corp...........................     629       1,289
    Interface, Inc.....................................  94,106   1,478,405
#   International Shipholding Corp.....................   8,363     140,164
#   Intersections, Inc.................................  30,961     105,887
    ITT Corp........................................... 141,625   5,071,591
*   Jacobs Engineering Group, Inc......................  84,730   3,228,213
    JB Hunt Transport Services, Inc....................  50,437   4,015,290
#*  JetBlue Airways Corp............................... 640,033  10,746,154
    John Bean Technologies Corp........................  48,894   1,476,110
#   Joy Global, Inc.................................... 161,256   6,763,077
    Kadant, Inc........................................  17,092     679,236
#   Kaman Corp.........................................  84,492   3,212,386
#   Kansas City Southern............................... 107,009  11,780,621
    KAR Auction Services, Inc.......................... 287,706   9,813,652
    KBR, Inc........................................... 255,616   4,225,332
#   Kelly Services, Inc. Class A.......................  66,345   1,121,230
    Kelly Services, Inc. Class B.......................   1,275      21,720
#   Kennametal, Inc.................................... 133,816   4,204,499
*   Key Technology, Inc................................   7,462      95,514
    Kforce, Inc........................................  73,773   1,726,288
    Kimball International, Inc. Class B................  51,792     449,037
*   Kirby Corp......................................... 101,453   7,354,328
*   KLX, Inc...........................................  57,037   2,242,124
#   Knight Transportation, Inc......................... 281,835   8,029,479
#   Knightsbridge Shipping, Ltd........................ 101,299     406,209
    Knoll, Inc......................................... 101,712   2,084,079
*   Korn/Ferry International...........................  81,882   2,333,637
#*  Kratos Defense & Security Solutions, Inc........... 143,728     698,518
    L-3 Communications Holdings, Inc................... 100,263  12,344,381
    Landstar System, Inc...............................  70,807   4,537,313
*   Lawson Products, Inc...............................  12,431     305,803
#*  Layne Christensen Co...............................  34,483     278,967
    LB Foster Co. Class A..............................  17,351     822,611
    Lennox International, Inc..........................  51,698   5,082,430
    Lincoln Electric Holdings, Inc..................... 120,085   8,154,972
#   Lindsay Corp.......................................  20,998   1,814,647
#*  LMI Aerospace, Inc.................................  17,391     246,952

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    Lockheed Martin Corp...............................  58,142 $10,952,209
    LS Starrett Co. (The) Class A......................   9,260     199,738
    LSI Industries, Inc................................  42,695     313,381
*   Luna Innovations, Inc..............................   4,551       7,646
*   Lydall, Inc........................................  28,480     784,624
*   Magnetek, Inc......................................   1,525      60,268
#*  Manitex International, Inc.........................   2,123      23,226
#   Manitowoc Co., Inc. (The).......................... 202,460   3,786,002
    Manpowergroup, Inc................................. 111,195   8,103,892
#   Marten Transport, Ltd..............................  61,948   1,266,837
    Masco Corp......................................... 153,929   3,823,596
#*  MasTec, Inc........................................ 125,372   2,321,889
*   Mastech Holdings, Inc..............................   3,567      37,132
    Matson, Inc........................................  79,848   2,774,718
    Matthews International Corp. Class A...............  55,066   2,551,208
    McGrath RentCorp...................................  42,419   1,288,689
*   Meritor, Inc....................................... 182,700   2,338,560
*   Mfri, Inc..........................................   6,501      36,276
*   Middleby Corp. (The)...............................  73,607   6,994,137
    Miller Industries, Inc.............................  16,917     341,723
*   Mistras Group, Inc.................................  41,992     844,039
    Mobile Mini, Inc...................................  85,171   3,091,707
*   Moog, Inc. Class A.................................  70,114   4,929,014
#*  Moog, Inc. Class B.................................   6,265     439,991
#*  MRC Global, Inc.................................... 169,765   1,835,160
#   MSA Safety, Inc....................................  75,546   3,298,338
#   MSC Industrial Direct Co., Inc. Class A............  65,315   4,903,197
    Mueller Industries, Inc............................ 118,168   3,709,294
    Mueller Water Products, Inc. Class A............... 410,646   4,200,909
#   Multi-Color Corp...................................  25,107   1,461,730
*   MYR Group, Inc.....................................  50,943   1,275,103
#   National Presto Industries, Inc....................  10,320     650,160
*   Navigant Consulting, Inc........................... 103,546   1,494,169
*   NCI Building Systems, Inc..........................   4,965      76,610
    Nielsen NV......................................... 257,492  11,216,352
#   NL Industries, Inc.................................  66,217     464,181
    NN, Inc............................................  30,911     712,499
#   Nordson Corp.......................................  77,425   5,641,185
    Norfolk Southern Corp.............................. 209,497  21,362,409
#*  Nortek, Inc........................................   1,957     149,378
    Northrop Grumman Corp..............................  96,151  15,090,899
#*  Northwest Pipe Co..................................  15,204     363,832
#*  NOW, Inc...........................................  89,850   2,241,757
*   Old Dominion Freight Line, Inc..................... 112,841   7,912,411
#   Omega Flex, Inc....................................   8,600     269,782
*   On Assignment, Inc.................................  91,840   3,226,339
*   Orbital Sciences Corp..............................  99,159   2,785,376
#*  Orion Energy Systems, Inc..........................  30,093     136,321
#*  Orion Marine Group, Inc............................  30,944     282,519
    Oshkosh Corp....................................... 152,082   6,516,714
    Owens Corning...................................... 222,778   8,922,259
    PACCAR, Inc........................................ 189,796  11,408,638
    Pall Corp..........................................  29,386   2,843,389

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
#*  PAM Transportation Services, Inc...................   9,059 $   524,516
    Park-Ohio Holdings Corp............................  25,820   1,379,563
    Parker Hannifin Corp............................... 116,271  13,540,921
*   Patrick Industries, Inc............................  32,888   1,414,184
*   Pendrell Corp......................................  67,532      87,792
    Pentair P.L.C...................................... 192,918  11,924,262
#*  Performant Financial Corp.......................... 119,747     593,945
*   PGT, Inc...........................................  67,766     582,110
#   Pitney Bowes, Inc.................................. 212,904   5,105,438
#*  Plug Power, Inc....................................   2,629       7,019
#*  Ply Gem Holdings, Inc..............................   6,912      87,091
#*  PMFG, Inc..........................................  16,342      78,605
#*  Polypore International, Inc........................  80,345   3,593,028
#   Powell Industries, Inc.............................  19,910     776,689
#*  PowerSecure International, Inc.....................  49,270     463,138
    Precision Castparts Corp...........................  64,949  12,996,295
#   Preformed Line Products Co.........................   8,209     392,472
    Primoris Services Corp............................. 127,771   2,399,539
*   Proto Labs, Inc....................................   8,121     522,911
#   Providence and Worcester Railroad Co...............   3,494      64,464
    Quad/Graphics, Inc.................................   6,011     120,460
*   Quality Distribution, Inc..........................  43,375     361,748
#   Quanex Building Products Corp......................  77,279   1,455,164
*   Quanta Services, Inc............................... 212,665   5,631,369
#   Raven Industries, Inc..............................  71,765   1,538,642
    Raytheon Co........................................ 159,417  15,949,671
    RBC Bearings, Inc..................................  42,747   2,481,036
    RCM Technologies, Inc..............................  13,580      80,394
    Regal-Beloit Corp..................................  85,084   5,858,033
*   Republic Airways Holdings, Inc.....................  78,614   1,081,729
    Republic Services, Inc............................. 316,855  12,572,806
    Resources Connection, Inc..........................  86,194   1,439,440
#*  Rexnord Corp....................................... 145,571   3,602,882
#*  Roadrunner Transportation Systems, Inc.............  67,077   1,363,005
    Robert Half International, Inc.....................  69,588   4,040,279
    Rockwell Automation, Inc...........................  64,578   7,033,836
    Rockwell Collins, Inc..............................  60,785   5,204,412
    Rollins, Inc.......................................  67,649   2,235,799
    Roper Industries, Inc..............................  72,803  11,236,415
*   RPX Corp........................................... 114,330   1,411,975
#   RR Donnelley & Sons Co............................. 445,055   7,330,056
#*  Rush Enterprises, Inc. Class A.....................  57,526   1,610,728
*   Rush Enterprises, Inc. Class B.....................   8,637     234,495
    Ryder System, Inc.................................. 157,040  13,001,342
*   Saia, Inc..........................................  85,927   3,618,386
#*  Sensata Technologies Holding NV....................  58,198   2,870,325
*   Servotronics, Inc..................................   1,473       9,427
#   SIFCO Industries, Inc..............................   7,118     206,351
    Simpson Manufacturing Co., Inc.....................  81,637   2,664,632
    SkyWest, Inc.......................................  91,028   1,142,401
*   SL Industries, Inc.................................  11,694     499,918
#   SmartPros, Ltd.....................................   1,344       2,003
    Snap-on, Inc.......................................  79,949  10,610,032

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
#*  SolarCity Corp.....................................  31,787 $ 1,545,166
    Southwest Airlines Co.............................. 773,474  34,945,555
*   SP Plus Corp.......................................  21,221     473,653
*   Sparton Corp.......................................  11,200     262,976
*   Spirit Aerosystems Holdings, Inc. Class A.......... 221,862   9,992,664
*   Spirit Airlines, Inc............................... 108,389   8,035,960
    SPX Corp...........................................  80,563   6,732,650
#*  Standard Register Co. (The)........................   6,813      10,696
    Standex International Corp.........................  23,096   1,618,799
    Stanley Black & Decker, Inc........................ 153,667  14,390,915
    Steelcase, Inc. Class A............................ 240,608   4,061,463
*   Stericycle, Inc....................................  25,062   3,290,390
#*  Sterling Construction Co., Inc.....................  23,323      80,931
#   Sun Hydraulics Corp................................  37,311   1,352,151
    Supreme Industries, Inc. Class A...................  14,584     112,443
#*  Swift Transportation Co............................ 198,984   4,891,027
#   TAL International Group, Inc.......................  81,756   3,323,381
#*  Taser International, Inc...........................  82,399   2,225,597
*   Team, Inc..........................................  38,429   1,465,682
*   Tecumseh Products Co...............................  20,303      71,873
*   Teledyne Technologies, Inc.........................  69,262   6,582,660
    Tennant Co.........................................  33,893   2,210,163
#   Terex Corp......................................... 193,513   4,350,172
    Tetra Tech, Inc.................................... 125,374   2,887,363
#   Textainer Group Holdings, Ltd......................  82,635   2,711,254
    Textron, Inc....................................... 199,644   8,496,849
*   Thermon Group Holdings, Inc........................  31,009     634,134
    Timken Co. (The)................................... 187,755   7,136,568
#   Titan International, Inc...........................  85,461     764,021
#*  Titan Machinery, Inc...............................  34,120     482,116
    Toro Co. (The).....................................  58,034   3,766,987
    Towers Watson & Co. Class A........................  44,857   5,315,554
    TransDigm Group, Inc...............................  18,993   3,903,631
#*  TRC Cos., Inc......................................  29,408     203,209
#*  Trex Co., Inc......................................  53,978   2,295,684
*   Trimas Corp........................................  63,511   1,714,162
#   Trinity Industries, Inc............................ 324,811   8,597,747
#   Triumph Group, Inc................................. 108,235   6,175,889
*   TrueBlue, Inc......................................  80,868   1,783,948
*   Tutor Perini Corp..................................  97,866   2,124,671
#   Twin Disc, Inc.....................................  22,040     354,844
    Tyco International P.L.C........................... 136,871   5,585,706
*   Ultralife Corp.....................................  19,679      65,925
    UniFirst Corp......................................  24,143   2,803,727
    Union Pacific Corp................................. 582,662  68,293,813
*   United Continental Holdings, Inc................... 527,210  36,572,558
    United Parcel Service, Inc. Class B................ 120,524  11,912,592
*   United Rentals, Inc................................ 142,790  11,830,151
#   United Stationers, Inc.............................  65,969   2,659,210
    United Technologies Corp........................... 255,148  29,285,887
    Universal Forest Products, Inc.....................  32,564   1,630,154
#   Universal Truckload Services, Inc..................  27,780     654,497
#   US Ecology, Inc....................................  48,676   2,018,107

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                        ------- --------------
Industrials -- (Continued)
*   USA Truck, Inc.....................................  14,566 $      404,935
#*  USG Corp........................................... 140,337      4,273,262
#*  UTi Worldwide, Inc................................. 185,968      2,207,440
#   Valmont Industries, Inc............................  37,276      4,477,593
*   Vectrus, Inc.......................................  17,994        500,953
*   Verisk Analytics, Inc. Class A.....................  72,023      4,634,680
#*  Veritiv Corp.......................................   7,560        384,577
*   Versar, Inc........................................  15,761         48,071
    Viad Corp..........................................  40,596      1,095,280
#*  Vicor Corp.........................................  34,427        370,779
*   Virco Manufacturing Corp...........................  11,119         26,686
#*  Volt Information Sciences, Inc.....................  23,850        299,079
    VSE Corp...........................................   7,290        527,577
#*  Wabash National Corp............................... 189,241      2,359,835
*   WABCO Holdings, Inc................................  73,288      6,974,819
    Wabtec Corp........................................  82,826      6,911,830
    Waste Connections, Inc............................. 250,405     10,822,504
    Waste Management, Inc.............................. 233,210     11,993,990
#   Watsco, Inc........................................  41,924      4,563,847
    Watsco, Inc. Class B...............................   5,058        566,875
    Watts Water Technologies, Inc. Class A.............  46,572      2,730,516
#   Werner Enterprises, Inc............................ 138,571      3,953,431
#*  Wesco Aircraft Holdings, Inc.......................  35,835        467,288
#*  WESCO International, Inc........................... 101,293      6,762,321
#   West Corp..........................................  27,240        890,748
*   Willdan Group, Inc.................................  14,760        206,492
*   Willis Lease Finance Corp..........................   8,926        184,411
#   Woodward, Inc...................................... 109,331      4,877,256
#   WW Grainger, Inc...................................  26,133      6,163,207
#*  XPO Logistics, Inc.................................  50,625      1,862,494
    Xylem, Inc......................................... 131,326      4,478,217
                                                                --------------
Total Industrials......................................          1,900,265,811
                                                                --------------
Information Technology -- (14.7%)
#*  3D Systems Corp....................................  49,622      1,443,008
    Accenture P.L.C. Class A........................... 131,378     11,039,693
*   ACI Worldwide, Inc................................. 303,525      5,606,107
#*  Acorn Energy, Inc..................................   4,222          2,195
    Activision Blizzard, Inc........................... 563,469     11,773,685
*   Actua Corp.........................................  64,820      1,043,602
#*  Acxiom Corp........................................ 128,305      2,335,151
*   ADDvantage Technologies Group, Inc.................   7,817         18,135
*   Adobe Systems, Inc.................................  51,657      3,622,705
#   ADTRAN, Inc........................................  96,668      2,137,329
*   Advanced Energy Industries, Inc....................  70,488      1,691,712
#*  Advanced Micro Devices, Inc........................ 156,342        401,799
#   Advent Software, Inc...............................  96,579      4,041,831
*   Aehr Test Systems..................................   4,618         12,284
#*  Agilysys, Inc......................................  53,656        556,949
*   Akamai Technologies, Inc........................... 118,808      6,909,279
*   Alliance Data Systems Corp.........................  42,290     12,214,621
#*  Alpha & Omega Semiconductor, Ltd...................  15,188        133,199
#   Altera Corp........................................ 179,312      5,903,848

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Information Technology -- (Continued)
    Amdocs, Ltd........................................   131,808 $  6,350,509
    American Software, Inc. Class A....................    41,689      345,602
*   Amkor Technology, Inc..............................   302,736    1,922,374
    Amphenol Corp. Class A.............................   110,110    5,914,008
#*  Amtech Systems, Inc................................    11,796       96,373
#*  ANADIGICS, Inc.....................................   100,745      108,805
    Analog Devices, Inc................................   220,400   11,483,942
*   Anixter International, Inc.........................    55,559    4,186,926
*   ANSYS, Inc.........................................    62,668    5,055,428
*   AOL, Inc...........................................   146,893    6,353,122
    Apple, Inc......................................... 2,232,888  261,605,158
    Applied Materials, Inc.............................   434,626    9,926,858
*   ARRIS Group, Inc...................................   310,301    8,136,092
*   Arrow Electronics, Inc.............................   187,998   10,347,410
*   Aspen Technology, Inc..............................    68,481    2,420,461
    Astro-Med, Inc.....................................     9,339      136,676
#*  Atmel Corp.........................................   567,185    4,724,651
*   Autobytel, Inc.....................................     3,757       36,631
*   Autodesk, Inc......................................    41,500    2,241,207
    Automatic Data Processing, Inc.....................    85,937    7,092,381
    Avago Technologies, Ltd............................    32,523    3,345,966
*   AVG Technologies NV................................   110,161    2,178,985
*   Aviat Networks, Inc................................    88,527      113,315
*   Avid Technology, Inc...............................    62,217      806,332
    Avnet, Inc.........................................   242,114   10,076,785
    AVX Corp...........................................   230,625    2,981,981
#   Aware, Inc.........................................    27,858      135,947
#*  Axcelis Technologies, Inc..........................   109,032      261,677
*   AXT, Inc...........................................   103,221      286,954
#   Badger Meter, Inc..................................    28,833    1,725,943
#*  Bankrate, Inc......................................   138,608    1,729,828
    Bel Fuse, Inc. Class A.............................     4,354       90,128
    Bel Fuse, Inc. Class B.............................    14,298      336,289
    Belden, Inc........................................    68,763    5,703,203
*   Benchmark Electronics, Inc.........................    86,360    2,092,503
    Black Box Corp.....................................    35,024      735,854
#   Blackbaud, Inc.....................................    74,830    3,270,819
#*  Blackhawk Network Holdings, Inc. Class B...........    57,716    1,910,977
*   Blonder Tongue Laboratories........................       433          723
#*  Blucora, Inc.......................................    68,317      923,646
    Booz Allen Hamilton Holding Corp...................   123,432    3,593,106
#*  Bottomline Technologies de, Inc....................    63,828    1,581,020
    Broadcom Corp. Class A.............................   102,883    4,365,840
    Broadridge Financial Solutions, Inc................   175,447    8,419,702
*   BroadVision, Inc...................................     6,453       38,912
    Brocade Communications Systems, Inc................   826,829    9,194,338
    Brooks Automation, Inc.............................   176,718    2,281,429
*   Bsquare Corp.......................................    12,187       53,988
*   BTU International, Inc.............................    10,388       27,320
    CA, Inc............................................   361,744   10,960,843
*   Cabot Microelectronics Corp........................    43,143    2,131,696
*   CACI International, Inc. Class A...................    60,412    5,110,251
#*  Cadence Design Systems, Inc........................   303,153    5,453,722

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
#*  CalAmp Corp........................................    59,393 $ 1,063,729
*   Calix, Inc.........................................   103,394     992,582
#*  Cardtronics, Inc...................................   108,279   3,639,257
*   Cartesian, Inc.....................................     3,573      14,828
*   Cascade Microtech, Inc.............................    20,171     271,502
#   Cass Information Systems, Inc......................    20,238     886,829
#*  Cavium, Inc........................................    15,200     893,912
    CDK Global, Inc....................................    28,645   1,293,608
    CDW Corp...........................................    55,166   1,889,987
#*  Ceva, Inc..........................................    40,489     741,354
*   Checkpoint Systems, Inc............................    77,332   1,002,223
#*  ChyronHego Corp....................................     5,035      14,073
#*  Ciber, Inc.........................................   156,030     503,977
#*  Ciena Corp.........................................   176,466   3,268,150
*   Cimpress NV........................................    36,517   2,941,444
#*  Cirrus Logic, Inc..................................   111,773   2,961,984
    Cisco Systems, Inc................................. 3,101,253  81,764,535
*   Citrix Systems, Inc................................    62,810   3,722,121
#*  Clearfield, Inc....................................    20,285     238,957
*   Cognex Corp........................................   117,335   4,312,061
*   Cognizant Technology Solutions Corp. Class A.......    71,151   3,851,404
*   Coherent, Inc......................................    39,927   2,470,683
    Cohu, Inc..........................................    42,443     480,879
    Communications Systems, Inc........................    17,110     175,378
#*  CommVault Systems, Inc.............................    44,844   1,954,302
    Computer Sciences Corp.............................   211,468  12,831,878
    Computer Task Group, Inc...........................    30,804     249,204
#*  comScore, Inc......................................    18,134     753,649
    Comtech Telecommunications Corp....................    37,012   1,222,876
*   Comverse, Inc......................................     1,587      27,344
    Concurrent Computer Corp...........................    14,271      89,907
#*  Constant Contact, Inc..............................    31,960   1,208,727
#   Convergys Corp.....................................   178,498   3,420,022
#*  CoreLogic, Inc.....................................   164,536   5,462,595
    Corning, Inc.......................................   540,527  12,848,327
#*  CoStar Group, Inc..................................    32,499   5,996,390
*   Covisint Corp......................................    46,719     103,716
#*  Cray, Inc..........................................    67,321   2,187,259
#*  Cree, Inc..........................................   126,414   4,469,999
#*  Crexendo, Inc......................................    10,564      15,107
#   CSG Systems International, Inc.....................    75,251   1,845,155
    CSP, Inc...........................................     2,797      19,803
    CTS Corp...........................................    53,696     859,136
*   CyberOptics Corp...................................    10,031     109,438
    Daktronics, Inc....................................    77,032     953,656
#*  Datalink Corp......................................    40,226     456,967
#*  Dealertrack Technologies, Inc......................    77,063   3,097,933
#*  Demand Media, Inc..................................    12,225      49,511
*   Dice Holdings, Inc.................................   169,506   1,401,815
#   Diebold, Inc.......................................    95,830   2,989,896
*   Digi International, Inc............................    40,813     389,764
#   Digimarc Corp......................................     9,758     263,661
#*  Digital River, Inc.................................    63,502   1,621,206

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
*   Diodes, Inc........................................    83,648 $ 2,210,817
    Dolby Laboratories, Inc. Class A...................    81,187   3,150,056
*   Dot Hill Systems Corp..............................    71,103     296,500
#*  DSP Group, Inc.....................................    33,785     371,297
    DST Systems, Inc...................................    92,009   8,897,270
*   DTS, Inc...........................................    35,830     993,208
    EarthLink Holdings Corp............................   270,699   1,142,350
*   eBay, Inc..........................................   262,050  13,888,650
#   Ebix, Inc..........................................    58,742   1,342,255
#*  Echelon Corp.......................................    19,608      27,451
*   EchoStar Corp. Class A.............................    78,523   4,096,545
*   Edgewater Technology, Inc..........................    10,488      73,940
    Electro Rent Corp..................................    40,161     517,675
    Electro Scientific Industries, Inc.................    41,652     261,158
*   Electronic Arts, Inc...............................   101,239   5,553,972
*   Electronics for Imaging, Inc.......................    80,322   3,104,445
#*  Ellie Mae, Inc.....................................    21,253     940,233
#*  eMagin Corp........................................    12,094      35,677
    EMC Corp........................................... 1,136,231  29,462,470
#*  Emcore Corp........................................    33,414     172,750
#*  Emulex Corp........................................   169,439   1,060,688
#*  EnerNOC, Inc.......................................    64,725   1,114,564
*   Entegris, Inc......................................   231,042   3,003,546
#*  Entropic Communications, Inc.......................   138,368     358,373
*   Envestnet, Inc.....................................    21,558   1,109,590
*   EPAM Systems, Inc..................................    83,902   4,105,325
    EPIQ Systems, Inc..................................    62,369   1,088,339
*   ePlus, Inc.........................................    12,730     858,511
#   Equinix, Inc.......................................    32,895   7,133,610
#*  Euronet Worldwide, Inc.............................    91,946   4,173,429
#*  Exar Corp..........................................    83,569     753,792
*   ExlService Holdings, Inc...........................    54,236   1,593,454
#*  Extreme Networks, Inc..............................   155,567     457,367
*   F5 Networks, Inc...................................    24,818   2,770,185
#*  Fabrinet...........................................    29,823     487,010
*   Facebook, Inc. Class A.............................   276,791  21,011,205
#   FactSet Research Systems, Inc......................    37,453   5,377,876
    Fair Isaac Corp....................................    81,569   5,819,948
*   Fairchild Semiconductor International, Inc.........   329,204   5,053,281
#*  FalconStor Software, Inc...........................    50,770      70,063
#*  FARO Technologies, Inc.............................    29,692   1,643,452
    FEI Co.............................................    58,826   4,836,674
    Fidelity National Information Services, Inc........   297,338  18,562,811
#*  Finisar Corp.......................................   164,974   2,992,628
#*  First Solar, Inc...................................   125,703   5,319,751
*   Fiserv, Inc........................................   213,856  15,510,976
*   FleetCor Technologies, Inc.........................    29,149   4,095,434
    FLIR Systems, Inc..................................   222,364   6,715,393
*   FormFactor, Inc....................................   119,264     900,443
    Forrester Research, Inc............................    34,676   1,308,672
*   Fortinet, Inc......................................    49,014   1,465,274
#*  Freescale Semiconductor, Ltd.......................   102,749   3,297,215
*   Frequency Electronics, Inc.........................    10,710     122,148

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Information Technology -- (Continued)
*   Gartner, Inc.......................................    38,338 $  3,228,826
*   Genpact, Ltd.......................................   290,304    5,826,401
*   GigOptix, Inc......................................     3,988        4,586
*   Global Cash Access Holdings, Inc...................   158,403    1,047,044
    Global Payments, Inc...............................   118,278   10,326,852
    Globalscape, Inc...................................    11,741       27,239
*   Google, Inc. Class A...............................    38,191   20,529,572
*   Google, Inc. Class C...............................    35,394   18,918,801
*   GSE Systems, Inc...................................    19,854       32,958
*   GSI Group, Inc.....................................    50,058      661,767
#*  GSI Technology, Inc................................    23,969      121,283
*   GTT Communications, Inc............................    30,900      355,659
#*  Guidance Software, Inc.............................    17,697      116,092
#*  Guidewire Software, Inc............................    32,821    1,644,332
    Hackett Group, Inc. (The)..........................    60,552      458,984
*   Harmonic, Inc......................................   252,108    1,928,626
    Harris Corp........................................    77,003    5,169,211
#   Heartland Payment Systems, Inc.....................    75,675    3,766,345
    Hewlett-Packard Co................................. 1,806,885   65,282,755
#*  HomeAway, Inc......................................    52,504    1,338,327
#*  Hutchinson Technology, Inc.........................    36,975      129,043
    IAC/InterActiveCorp................................   165,687   10,098,623
*   ID Systems, Inc....................................    15,829      104,313
*   Identiv, Inc.......................................     2,529       31,891
*   IEC Electronics Corp...............................     9,658       43,268
*   iGATE Corp.........................................   104,258    3,690,733
#*  II-VI, Inc.........................................    99,739    1,714,513
#*  Imation Corp.......................................    54,588      205,251
#*  Immersion Corp.....................................    28,268      266,002
#*  Infinera Corp......................................   199,026    3,208,299
*   Informatica Corp...................................   111,038    4,628,619
*   Ingram Micro, Inc. Class A.........................   289,020    7,277,524
*   Innodata, Inc......................................    31,335       89,618
*   Inphi Corp.........................................    35,425      694,330
*   Insight Enterprises, Inc...........................    91,906    2,175,415
#*  Integrated Device Technology, Inc..................   244,054    4,463,748
    Integrated Silicon Solution, Inc...................    60,839      978,291
    Intel Corp......................................... 3,577,014  118,184,543
#*  Intellicheck Mobilisa, Inc.........................       962        1,414
#*  Interactive Intelligence Group, Inc................    20,026      812,255
#   InterDigital, Inc..................................    83,132    4,154,937
#*  Internap Corp......................................    94,668      797,105
    International Business Machines Corp...............   186,013   28,517,653
*   Interphase Corp....................................     5,636       11,610
    Intersil Corp. Class A.............................   214,564    3,070,411
*   inTEST Corp........................................     3,806       16,137
#*  Intevac, Inc.......................................    31,727      206,226
*   IntraLinks Holdings, Inc...........................    11,148      118,838
*   IntriCon Corp......................................     8,894       65,816
    Intuit, Inc........................................    54,398    4,722,834
#*  Inuvo, Inc.........................................     3,679        4,709
#*  IPG Photonics Corp.................................    86,129    6,428,669
*   Iteris, Inc........................................    12,775       22,995

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
#*  Itron, Inc.........................................    61,554 $ 2,290,424
#*  Ixia...............................................   125,597   1,273,554
    IXYS Corp..........................................    56,743     641,196
#   j2 Global, Inc.....................................    98,327   5,647,903
    Jabil Circuit, Inc.................................   425,952   8,778,871
    Jack Henry & Associates, Inc.......................   116,375   7,141,934
*   JDS Uniphase Corp..................................   380,031   4,617,377
    Juniper Networks, Inc..............................   361,660   8,220,532
#*  Kemet Corp.........................................    66,332     252,062
*   Key Tronic Corp....................................    14,320     132,030
*   Keysight Technologies, Inc.........................    55,747   1,861,392
*   Kimball Electronics, Inc...........................    38,844     395,432
    KLA-Tencor Corp....................................   120,499   7,407,074
#*  Knowles Corp.......................................    65,185   1,382,574
*   Kofax, Ltd.........................................     8,774      60,453
#*  Kopin Corp.........................................    98,511     359,565
*   Kulicke & Soffa Industries, Inc....................   163,199   2,475,729
#*  KVH Industries, Inc................................    26,340     318,714
    Lam Research Corp..................................   151,919  11,612,688
*   Lattice Semiconductor Corp.........................   191,922   1,368,404
#   Leidos Holdings, Inc...............................   144,206   5,970,128
#   Lexmark International, Inc. Class A................   162,934   6,502,696
*   LGL Group, Inc. (The)..............................     2,633      10,005
*   Limelight Networks, Inc............................   150,081     399,215
    Linear Technology Corp.............................   107,537   4,832,713
*   LinkedIn Corp. Class A.............................     5,004   1,124,599
#*  Lionbridge Technologies, Inc.......................   127,254     633,725
#*  Liquidity Services, Inc............................     4,258      32,957
    Littelfuse, Inc....................................    39,389   3,889,270
#*  LoJack Corp........................................    43,904      93,076
#*  M/A-COM Technology Solutions Holdings, Inc.........     7,903     256,927
*   Magnachip Semiconductor Corp.......................    61,702     887,275
*   Manhattan Associates, Inc..........................   151,364   6,756,889
    ManTech International Corp. Class A................    50,014   1,626,955
#   Marchex, Inc. Class B..............................    38,409     146,338
    Marvell Technology Group, Ltd......................   501,434   7,767,213
    MasterCard, Inc. Class A...........................   193,075  15,837,942
#*  Mattersight Corp...................................     5,001      27,756
#*  Mattson Technology, Inc............................    52,364     172,278
    Maxim Integrated Products, Inc.....................   200,801   6,644,505
    MAXIMUS, Inc.......................................   160,389   8,936,875
*   MaxLinear, Inc. Class A............................    11,432      92,028
#*  Maxwell Technologies, Inc..........................    55,751     443,778
    Mentor Graphics Corp...............................   202,932   4,669,465
*   Mercury Systems, Inc...............................    46,684     736,674
#   Mesa Laboratories, Inc.............................     6,175     470,350
    Methode Electronics, Inc...........................    73,955   2,674,952
    Micrel, Inc........................................    97,988   1,378,691
#   Microchip Technology, Inc..........................   143,589   6,475,864
*   Micron Technology, Inc.............................   949,283  27,780,767
*   Microsemi Corp.....................................   160,256   4,464,732
    Microsoft Corp..................................... 1,861,615  75,209,246
    MKS Instruments, Inc...............................   102,544   3,590,065

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
    MOCON, Inc.........................................     8,521 $   147,839
#*  ModusLink Global Solutions, Inc....................    57,190     206,456
#*  MoneyGram International, Inc.......................    20,083     171,107
    Monolithic Power Systems, Inc......................    59,761   2,838,050
    Monotype Imaging Holdings, Inc.....................    60,360   1,770,962
#*  Monster Worldwide, Inc.............................   198,800     821,044
#*  MoSys, Inc.........................................    65,993     132,646
    Motorola Solutions, Inc............................   103,690   6,471,293
    MTS Systems Corp...................................    29,094   2,102,914
*   Multi-Fineline Electronix, Inc.....................    34,615     450,341
#*  Nanometrics, Inc...................................    43,923     682,563
*   NAPCO Security Technologies, Inc...................    17,222      85,593
    National Instruments Corp..........................    78,929   2,374,184
*   NCI, Inc. Class A..................................    10,441     128,633
*   NCR Corp...........................................   311,616   7,915,046
    NetApp, Inc........................................   296,663  11,213,861
*   NETGEAR, Inc.......................................    72,775   2,457,612
#*  Netscout Systems, Inc..............................    69,780   2,505,102
#*  NetSuite, Inc......................................    15,289   1,504,896
#*  NeuStar, Inc. Class A..............................    56,098   1,474,816
*   Newport Corp.......................................    77,189   1,429,540
    NIC, Inc...........................................    55,151     905,579
#*  Novatel Wireless, Inc..............................    48,740     257,347
#*  Nuance Communications, Inc.........................   482,254   6,628,581
#*  Numerex Corp. Class A..............................    18,298     191,763
    NVIDIA Corp........................................   406,868   7,813,900
#*  Oclaro, Inc........................................   106,869     152,823
*   OmniVision Technologies, Inc.......................    90,827   2,455,962
*   ON Semiconductor Corp..............................   720,205   7,209,252
#*  Onvia, Inc.........................................     1,484       6,871
    Optical Cable Corp.................................     8,150      42,462
    Oracle Corp........................................ 1,158,959  48,548,793
*   OSI Systems, Inc...................................    35,144   2,459,377
#*  Palo Alto Networks, Inc............................     6,466     817,238
#*  Pandora Media, Inc.................................     7,765     128,899
*   PAR Technology Corp................................    17,200      98,728
    Park Electrochemical Corp..........................    30,476     661,634
#*  Parkervision, Inc..................................     3,828       3,905
    Paychex, Inc.......................................   172,884   7,824,730
    PC Connection, Inc.................................    37,385     887,894
    PC-Tel, Inc........................................    30,780     258,244
*   PCM, Inc...........................................    14,131     134,245
*   PDF Solutions, Inc.................................    45,743     760,249
    Pegasystems, Inc...................................    37,747     738,709
    Perceptron, Inc....................................    10,412     111,513
*   Perficient, Inc....................................    59,591   1,072,638
*   Pericom Semiconductor Corp.........................    34,672     506,558
*   Photronics, Inc....................................    99,710     837,564
#*  Planar Systems, Inc................................    21,613     158,207
    Plantronics, Inc...................................    79,726   3,653,843
*   Plexus Corp........................................    61,585   2,333,456
*   PMC-Sierra, Inc....................................   348,768   3,083,109
*   Polycom, Inc.......................................   280,602   3,732,007

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
    Power Integrations, Inc............................  45,529 $ 2,348,386
#*  PRGX Global, Inc...................................  39,286     203,894
#*  Procera Networks, Inc..............................  20,256     177,848
*   Progress Software Corp.............................  95,302   2,387,315
*   PTC, Inc........................................... 162,390   5,425,450
    QAD, Inc. Class A..................................  13,973     270,238
    QAD, Inc. Class B..................................   5,440      94,166
*   QLogic Corp........................................ 167,066   2,232,002
*   Qorvo, Inc......................................... 230,956  17,060,720
    QUALCOMM, Inc...................................... 407,943  25,480,120
*   Qualstar Corp......................................   8,094      11,493
#*  Quantum Corp....................................... 185,179     292,583
#*  QuinStreet, Inc....................................  15,854      81,172
*   Qumu Corp..........................................  13,779     195,662
#*  Rackspace Hosting, Inc............................. 152,140   6,840,214
*   Radisys Corp.......................................  40,860      94,795
#*  Rambus, Inc........................................ 194,593   2,189,171
*   RealD, Inc.........................................  38,278     415,316
*   RealNetworks, Inc.................................. 173,849   1,222,158
#*  RealPage, Inc......................................  17,625     317,426
*   Red Hat, Inc.......................................  54,458   3,473,876
    Reis, Inc..........................................  16,269     366,052
#*  Relm Wireless Corp.................................   4,040      21,533
#*  Remark Media, Inc..................................   1,990       8,856
#   RF Industries, Ltd.................................  10,694      48,016
    Richardson Electronics, Ltd........................  20,031     187,690
#*  Rightside Group, Ltd...............................   9,831      77,665
#*  Riverbed Technology, Inc........................... 145,957   3,003,795
*   Rofin-Sinar Technologies, Inc......................  45,666   1,229,329
#*  Rogers Corp........................................  28,881   2,133,151
#*  Rosetta Stone, Inc.................................  37,189     335,445
#*  Rovi Corp.......................................... 184,928   4,273,686
#*  Rubicon Technology, Inc............................  33,298     138,520
#*  Rudolph Technologies, Inc..........................  54,448     546,113
#*  Saba Software, Inc.................................  27,173     261,948
*   Salesforce.com, Inc................................  50,500   2,850,725
    SanDisk Corp....................................... 127,361   9,667,974
*   Sanmina Corp....................................... 153,576   3,252,740
*   Sapient Corp....................................... 275,771   6,855,667
*   ScanSource, Inc....................................  48,913   1,686,520
    Science Applications International Corp............  96,785   4,721,172
#*  Seachange International, Inc.......................  54,135     382,193
#   Seagate Technology P.L.C........................... 143,096   8,076,338
*   Selectica, Inc.....................................     538       2,486
*   Semtech Corp....................................... 108,911   2,772,874
*   ServiceNow, Inc....................................   8,739     637,073
*   Sevcon, Inc........................................   1,585      11,777
*   ShoreTel, Inc......................................  99,589     705,090
#*  Shutterstock, Inc..................................  17,127     964,079
*   Sigma Designs, Inc.................................  60,500     384,780
#*  Silicon Graphics International Corp................  36,240     341,743
*   Silicon Image, Inc................................. 159,528   1,158,173
*   Silicon Laboratories, Inc..........................  72,009   3,151,114

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
    Skyworks Solutions, Inc............................ 272,631 $22,642,005
*   SMTC Corp..........................................   1,900       3,154
*   SolarWinds, Inc....................................  46,717   2,249,424
    Solera Holdings, Inc...............................  42,897   2,213,485
#*  Sonic Foundry, Inc.................................     619       5,224
*   Sonus Networks, Inc................................  98,173   1,873,145
*   Spansion, Inc. Class A.............................  95,073   3,371,289
#*  Speed Commerce, Inc................................  45,303     107,821
*   Splunk, Inc........................................   3,057     157,894
    SS&C Technologies Holdings, Inc.................... 125,585   6,948,618
*   Stamps.com, Inc....................................  33,028   1,505,086
*   StarTek, Inc.......................................  16,081     151,644
#*  Stratasys, Ltd.....................................  76,715   6,098,075
#*  SunEdison, Inc..................................... 331,125   6,201,971
#*  SunPower Corp...................................... 188,978   4,558,149
*   Super Micro Computer, Inc..........................  70,417   2,575,150
*   support.com, Inc...................................  85,790     168,148
*   Sykes Enterprises, Inc.............................  87,923   1,980,026
    Symantec Corp...................................... 690,045  17,092,415
#*  Synaptics, Inc.....................................  72,469   5,566,344
#*  Synchronoss Technologies, Inc......................  67,509   2,867,107
#   SYNNEX Corp........................................  75,988   5,637,550
*   Synopsys, Inc...................................... 114,012   4,901,376
*   Syntel, Inc........................................  65,784   2,845,158
*   Tableau Software, Inc. Class A.....................  13,101   1,058,037
#*  Take-Two Interactive Software, Inc................. 357,940  10,637,977
    TE Connectivity, Ltd............................... 199,000  13,211,610
*   Tech Data Corp..................................... 103,668   5,919,443
*   TechTarget, Inc....................................   1,901      21,006
*   TeleCommunication Systems, Inc. Class A............  80,413     227,569
#*  Telenav, Inc.......................................  61,868     400,905
*   TeleTech Holdings, Inc.............................  93,633   2,065,544
#*  Teradata Corp...................................... 195,025   8,690,314
    Teradyne, Inc...................................... 359,286   6,503,077
#   Tessco Technologies, Inc...........................  14,125     319,931
    Tessera Technologies, Inc..........................  93,945   3,483,481
    Texas Instruments, Inc............................. 250,800  13,405,260
    TheStreet, Inc.....................................  30,782      64,027
#*  TiVo, Inc..........................................  99,614   1,041,962
    Total System Services, Inc......................... 304,233  10,760,721
#   Transact Technologies, Inc.........................  12,325      73,334
*   Trimble Navigation, Ltd............................  57,961   1,381,790
*   Trio Tech International............................   3,963      11,730
*   TSR, Inc...........................................     751       3,192
#*  TTM Technologies, Inc.............................. 134,297     933,364
#*  Twitter, Inc.......................................  11,007     413,093
#*  Tyler Technologies, Inc............................  36,620   3,884,650
#   Ubiquiti Networks, Inc.............................  20,784     546,515
#*  Ultimate Software Group, Inc. (The)................  16,546   2,448,973
*   Ultra Clean Holdings, Inc..........................  33,882     298,162
#*  Ultratech, Inc.....................................  50,878     810,995
*   Unisys Corp........................................  74,972   1,644,136
*   United Online, Inc.................................  23,342     308,114

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Information Technology -- (Continued)
*   Universal Security Instruments, Inc...............     1,873 $       11,575
#*  Unwired Planet, Inc...............................    83,139         82,058
#*  USA Technologies, Inc.............................    16,331         32,172
*   Vantiv, Inc. Class A..............................   185,507      6,379,586
#*  VASCO Data Security International, Inc............     8,776        188,684
#*  Veeco Instruments, Inc............................    76,326      2,226,429
#*  VeriFone Systems, Inc.............................   167,968      5,272,516
*   Verint Systems, Inc...............................    94,582      5,048,787
#*  VeriSign, Inc.....................................    39,976      2,177,892
#*  ViaSat, Inc.......................................    74,278      4,175,909
*   Viasystems Group, Inc.............................    26,304        421,127
#   Vicon Industries, Inc.............................     3,400          5,270
#*  Video Display Corp................................    10,670         26,782
*   Virtusa Corp......................................    54,146      2,028,309
    Visa, Inc. Class A................................   136,797     34,870,923
#   Vishay Intertechnology, Inc.......................   237,364      3,232,898
*   Vishay Precision Group, Inc.......................    24,604        409,411
#*  VMware, Inc. Class A..............................     8,843        681,795
    Wayside Technology Group, Inc.....................     5,310         94,146
#*  Web.com Group, Inc................................    74,635      1,127,735
#*  WebMD Health Corp.................................    43,438      1,683,222
*   Westell Technologies, Inc. Class A................    72,666         90,833
    Western Digital Corp..............................   216,738     21,073,436
#   Western Union Co. (The)...........................   222,574      3,783,758
#*  WEX, Inc..........................................    77,089      7,096,042
*   Wireless Telecom Group, Inc.......................     9,995         31,484
#*  Workday, Inc. Class A.............................     8,095        643,229
*   Xcerra Corp.......................................    78,246        600,929
    Xerox Corp........................................ 1,425,143     18,769,133
    Xilinx, Inc.......................................   127,758      4,928,265
*   XO Group, Inc.....................................    47,111        774,505
*   Yahoo!, Inc.......................................   241,941     10,642,985
#*  Yelp, Inc.........................................    18,961        994,884
*   Zebra Technologies Corp. Class A..................    86,754      7,240,489
#*  Zillow, Inc. Class A..............................    10,342      1,002,347
#*  Zix Corp..........................................   103,966        368,040
#*  Zynga, Inc. Class A............................... 1,229,986      3,148,764
                                                                 --------------
Total Information Technology..........................            2,148,875,783
                                                                 --------------
Materials -- (4.7%)
    A Schulman, Inc...................................    50,391      1,756,126
*   AEP Industries, Inc...............................    11,844        593,503
    Air Products & Chemicals, Inc.....................    54,235      7,897,158
    Airgas, Inc.......................................    95,284     10,732,790
#   Albemarle Corp....................................   180,085      8,690,902
    Alcoa, Inc........................................ 1,148,859     17,979,643
#   Allegheny Technologies, Inc.......................   187,672      5,354,282
#*  Allied Nevada Gold Corp...........................    17,205         17,721
#*  AM Castle & Co....................................    37,054        224,177
*   American Biltrite, Inc............................        36         15,480
#   American Vanguard Corp............................    49,377        552,035
    Ampco-Pittsburgh Corp.............................    14,266        259,641
#   Aptargroup, Inc...................................   112,944      7,127,896

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Materials -- (Continued)
    Ashland, Inc.......................................  87,556 $10,377,137
    Avery Dennison Corp................................ 220,137  11,506,561
    Axiall Corp........................................ 116,222   5,142,823
    Balchem Corp.......................................  46,060   2,439,798
    Ball Corp..........................................  59,887   3,792,644
    Bemis Co., Inc..................................... 214,613   9,507,356
*   Berry Plastics Group, Inc.......................... 127,038   4,296,425
*   Boise Cascade Co...................................  23,831     963,726
    Cabot Corp......................................... 106,763   4,527,819
*   Calgon Carbon Corp.................................  96,266   1,899,328
    Carpenter Technology Corp..........................  97,596   3,702,792
#   Celanese Corp. Series A............................ 206,798  11,117,460
*   Century Aluminum Co................................ 199,378   4,607,626
    CF Industries Holdings, Inc........................  78,746  24,047,453
#   Chase Corp.........................................  11,789     422,046
*   Chemtura Corp...................................... 175,014   3,813,555
*   Clearwater Paper Corp..............................  36,326   2,688,851
#   Cliffs Natural Resources, Inc......................  87,200     559,824
#*  Codexis, Inc.......................................  13,246      50,600
#*  Coeur Mining, Inc.................................. 145,280     915,264
    Commercial Metals Co............................... 258,328   3,466,762
    Compass Minerals International, Inc................  68,523   5,988,910
#*  Contango ORE, Inc..................................   1,821       7,284
*   Continental Materials Corp.........................   1,019      17,731
*   Core Molding Technologies, Inc.....................  11,130     161,385
*   Crown Holdings, Inc................................  52,629   2,331,991
    Cytec Industries, Inc.............................. 161,010   7,726,870
#   Deltic Timber Corp.................................  17,151   1,071,938
    Domtar Corp........................................ 118,340   4,532,422
    Dow Chemical Co. (The)............................. 765,320  34,561,851
    Eagle Materials, Inc...............................  69,674   4,962,182
    Eastman Chemical Co................................ 217,423  15,413,116
    Ecolab, Inc........................................  79,563   8,256,253
    EI du Pont de Nemours & Co......................... 322,034  22,932,041
*   Ferro Corp......................................... 361,775   4,026,556
#*  Flotek Industries, Inc.............................  98,253   1,588,751
    FMC Corp...........................................  61,535   3,538,262
    Freeport-McMoRan, Inc.............................. 904,697  15,207,957
    Friedman Industries, Inc...........................  13,567      84,929
    FutureFuel Corp....................................  65,415     718,911
#*  General Moly, Inc.................................. 142,545      85,527
    Globe Specialty Metals, Inc........................ 130,087   2,005,942
*   Graphic Packaging Holding Co....................... 856,556  12,402,931
    Greif, Inc. Class A................................  45,887   1,752,883
#   Greif, Inc. Class B................................  28,377   1,243,196
#   Hawkins, Inc.......................................  16,367     630,293
    Haynes International, Inc..........................  21,864     851,166
#   HB Fuller Co.......................................  87,575   3,603,711
*   Headwaters, Inc.................................... 130,608   1,838,961
#   Hecla Mining Co.................................... 472,175   1,553,456
#*  Horsehead Holding Corp.............................  93,999   1,263,347
#   Huntsman Corp...................................... 502,607  11,037,250
    Innophos Holdings, Inc.............................  43,952   2,616,902

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Materials -- (Continued)
    Innospec, Inc......................................  42,337 $ 1,671,041
#   International Flavors & Fragrances, Inc............  28,784   3,054,270
    International Paper Co............................. 320,185  16,860,942
#*  Intrepid Potash, Inc............................... 102,060   1,358,419
#   Kaiser Aluminum Corp...............................  29,817   2,066,616
    KapStone Paper and Packaging Corp.................. 304,122   9,084,124
    KMG Chemicals, Inc.................................  17,877     373,987
    Koppers Holdings, Inc..............................  18,579     337,395
*   Kraton Performance Polymers, Inc...................  54,521   1,054,436
#   Kronos Worldwide, Inc..............................  84,537     949,351
#*  Louisiana-Pacific Corp............................. 281,211   4,603,424
#*  LSB Industries, Inc................................  43,637   1,363,220
    LyondellBasell Industries NV Class A............... 200,783  15,879,927
#   Martin Marietta Materials, Inc.....................  70,104   7,553,005
    Materion Corp......................................  44,413   1,463,408
#*  McEwen Mining, Inc................................. 271,668     339,585
    MeadWestvaco Corp.................................. 178,594   8,979,706
#*  Mercer International, Inc..........................  87,813   1,113,469
#   Minerals Technologies, Inc.........................  62,370   4,074,632
#*  Molycorp, Inc......................................  13,274       4,380
    Monsanto Co........................................ 169,464  19,993,363
    Mosaic Co. (The)................................... 216,241  10,528,774
#   Myers Industries, Inc..............................  72,225   1,202,546
    Neenah Paper, Inc..................................  40,775   2,339,669
#   NewMarket Corp.....................................  16,011   7,199,666
    Newmont Mining Corp................................ 425,692  10,706,154
    Noranda Aluminum Holding Corp......................  66,415     201,237
*   Northern Technologies International Corp...........   5,900     120,567
    Nucor Corp......................................... 210,246   9,177,238
#   Olin Corp.......................................... 176,516   4,425,256
#   Olympic Steel, Inc.................................  18,610     255,143
    OM Group, Inc......................................  51,767   1,449,476
#*  OMNOVA Solutions, Inc..............................  74,995     514,466
*   Owens-Illinois, Inc................................ 361,823   8,448,567
    Packaging Corp. of America......................... 125,070   9,486,559
*   Penford Corp.......................................  22,102     415,960
    PH Glatfelter Co...................................  73,845   1,688,835
    PolyOne Corp....................................... 186,173   6,625,897
    PPG Industries, Inc................................  23,299   5,192,881
    Praxair, Inc.......................................  84,643  10,207,099
    Quaker Chemical Corp...............................  26,592   2,098,641
    Reliance Steel & Aluminum Co....................... 132,108   6,918,496
#*  Rentech, Inc....................................... 296,041     355,249
*   Resolute Forest Products, Inc......................  10,632     180,744
    Rock-Tenn Co. Class A.............................. 174,624  11,333,098
#   Royal Gold, Inc.................................... 105,839   7,669,094
    RPM International, Inc............................. 140,160   6,708,058
*   RTI International Metals, Inc......................  49,088   1,094,662
#   Schnitzer Steel Industries, Inc. Class A...........  66,340   1,119,819
#   Schweitzer-Mauduit International, Inc..............  54,167   2,104,930
    Scotts Miracle-Gro Co. (The) Class A...............  78,302   4,966,696
    Sealed Air Corp.................................... 185,920   7,529,760
#*  Senomyx, Inc.......................................  26,984     142,476

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Materials -- (Continued)
    Sensient Technologies Corp.........................    88,901 $  5,422,961
    Sherwin-Williams Co. (The).........................    19,100    5,181,257
    Sigma-Aldrich Corp.................................    22,268    3,062,295
    Silgan Holdings, Inc...............................    93,871    4,825,908
    Sonoco Products Co.................................   160,630    7,099,846
#   Southern Copper Corp...............................    36,549      997,057
    Steel Dynamics, Inc................................   543,691    9,264,495
    Stepan Co..........................................    36,797    1,413,005
#*  Stillwater Mining Co...............................   199,600    2,728,532
    SunCoke Energy, Inc................................   139,839    2,111,569
    Synalloy Corp......................................    11,060      184,702
    TimkenSteel Corp...................................    61,393    1,657,611
*   Trecora Resources..................................    13,281      182,614
    Tredegar Corp......................................    35,160      752,072
#   Tronox, Ltd. Class A...............................    89,927    1,901,057
#   United States Lime & Minerals, Inc.................     8,788      607,690
#   United States Steel Corp...........................   273,594    6,686,637
#*  Universal Stainless & Alloy Products, Inc..........    10,522      234,535
#   Valhi, Inc.........................................    92,519      529,209
    Valspar Corp. (The)................................    79,825    6,659,800
#*  Verso Corp.........................................    33,897       71,184
    Vulcan Materials Co................................   127,191    8,968,237
#   Walter Energy, Inc.................................    58,723       54,742
#   Wausau Paper Corp..................................    87,642      890,443
    Westlake Chemical Corp.............................   171,450    9,825,799
    Worthington Industries, Inc........................   154,045    4,610,567
#*  WR Grace & Co......................................    39,559    3,428,974
    Zep, Inc...........................................    32,478      520,298
                                                                  ------------
Total Materials........................................            679,521,618
                                                                  ------------
Other -- (0.0%)
o*  Concord Camera Corp. Escrow Shares.................     2,339           --
o*  FRD Acquisition Co. Escrow Shares..................     4,235           --
o*  Gerber Scientific, Inc. Escrow Shares..............    30,731           --
o*  Softbrands, Inc. Escrow Shares.....................    14,700           --
                                                                  ------------
Total Other............................................                     --
                                                                  ------------
Real Estate Investment Trusts -- (0.1%)
#   CareTrust REIT, Inc................................    51,404      692,926
#   Iron Mountain, Inc.................................   230,015    9,163,798
#   Lamar Advertising Co. Class A......................    74,317    4,163,238
                                                                  ------------
Total Real Estate Investment Trusts....................             14,019,962
                                                                  ------------
Telecommunication Services -- (2.5%)
#*  8x8, Inc...........................................    64,500      497,295
#*  Alaska Communications Systems Group, Inc...........     1,200        2,136
*   Alteva.............................................     9,033       65,941
    AT&T, Inc.......................................... 5,560,708  183,058,507
    Atlantic Tele-Network, Inc.........................    24,404    1,621,158
#*  Boingo Wireless, Inc...............................    17,928      151,492
    CenturyLink, Inc...................................   477,181   17,736,818
*   Cincinnati Bell, Inc...............................   355,874    1,042,711

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Telecommunication Services -- (Continued)
    Cogent Communications Holdings, Inc................    62,858 $  2,329,517
#   Consolidated Communications Holdings, Inc..........    94,086    2,190,322
#   Frontier Communications Corp....................... 1,735,609   11,654,614
*   General Communication, Inc. Class A................    83,501    1,225,795
#*  Hawaiian Telcom Holdco, Inc........................       367        9,553
    IDT Corp. Class B..................................    40,300      860,808
    Inteliquent, Inc...................................   128,059    2,153,952
#*  Intelsat SA........................................    13,513      212,830
#*  Iridium Communications, Inc........................   104,650      890,571
#*  Level 3 Communications, Inc........................   187,656    9,334,009
#   Lumos Networks Corp................................    36,481      584,790
#   NTELOS Holdings Corp...............................    36,307      148,859
#*  ORBCOMM, Inc.......................................    77,485      430,817
*   Premiere Global Services, Inc......................    88,268      780,289
*   SBA Communications Corp. Class A...................    60,940    7,111,698
    Shenandoah Telecommunications Co...................    89,322    2,653,757
    Spok Holdings, Inc.................................    38,503      659,171
#*  Sprint Corp........................................   344,000    1,479,200
#*  Straight Path Communications, Inc. Class B.........    17,280      331,430
#*  T-Mobile US, Inc...................................    98,640    2,976,955
    Telephone & Data Systems, Inc......................   200,099    4,652,302
#*  United States Cellular Corp........................    49,354    1,717,026
    Verizon Communications, Inc........................ 2,042,932   93,382,422
*   Vonage Holdings Corp...............................   375,899    1,578,776
    Windstream Holdings, Inc........................... 1,516,659   12,057,439
                                                                  ------------
Total Telecommunication Services.......................            365,582,960
                                                                  ------------
Utilities -- (2.0%)
    AES Corp...........................................   363,859    4,446,357
    AGL Resources, Inc.................................    69,040    3,892,475
    ALLETE, Inc........................................    64,377    3,646,957
    Alliant Energy Corp................................    36,568    2,508,930
    Ameren Corp........................................    65,294    2,956,512
    American Electric Power Co., Inc...................    70,433    4,423,897
    American States Water Co...........................    58,010    2,299,516
    American Water Works Co., Inc......................    48,949    2,747,997
#   Aqua America, Inc..................................   143,638    3,885,408
#   Artesian Resources Corp. Class A...................     5,997      132,834
    Atmos Energy Corp..................................    96,966    5,518,335
#   Avista Corp........................................    93,268    3,463,041
    Black Hills Corp...................................    66,602    3,340,756
#*  Cadiz, Inc.........................................     5,844       56,453
    California Water Service Group.....................    69,085    1,695,346
*   Calpine Corp.......................................   536,142   11,194,645
    CenterPoint Energy, Inc............................   121,531    2,806,151
#   Chesapeake Utilities Corp..........................    21,979    1,071,696
    Cleco Corp.........................................    53,705    2,919,404
    CMS Energy Corp....................................    72,197    2,723,993
#   Connecticut Water Service, Inc.....................    16,316      586,723
#   Consolidated Edison, Inc...........................    59,470    4,120,082
    Consolidated Water Co., Ltd........................    20,526      222,707
    Delta Natural Gas Co., Inc.........................     5,328      113,113
    Dominion Resources, Inc............................    97,795    7,519,458

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Utilities -- (Continued)
    DTE Energy Co......................................  43,043 $ 3,859,235
    Duke Energy Corp................................... 118,630  10,337,418
*   Dynegy, Inc........................................ 207,608   5,671,851
    Edison International...............................  61,989   4,224,550
    El Paso Electric Co................................  60,213   2,412,133
    Empire District Electric Co. (The).................  64,655   1,970,038
    Entergy Corp.......................................  55,273   4,836,940
#   Exelon Corp........................................ 137,012   4,937,912
    FirstEnergy Corp................................... 103,312   4,166,573
    Gas Natural, Inc...................................   5,156      50,271
#   Genie Energy, Ltd. Class B.........................  32,165     201,675
    Great Plains Energy, Inc........................... 151,470   4,478,968
    Hawaiian Electric Industries, Inc.................. 104,140   3,572,002
#   IDACORP, Inc.......................................  74,322   5,047,207
    Integrys Energy Group, Inc.........................  52,641   4,269,185
    ITC Holdings Corp.................................. 129,923   5,526,924
#   Laclede Group, Inc. (The)..........................  63,330   3,404,621
    MDU Resources Group, Inc...........................  97,688   2,208,726
#   MGE Energy, Inc....................................  43,812   2,010,971
#   Middlesex Water Co.................................  19,687     430,555
#   National Fuel Gas Co...............................  66,161   4,196,592
#   New Jersey Resources Corp..........................  61,869   3,952,192
    NextEra Energy, Inc................................  73,231   7,999,754
    NiSource, Inc......................................  85,928   3,717,245
#   Northeast Utilities................................  86,388   4,801,445
#   Northwest Natural Gas Co...........................  37,573   1,875,268
#   NorthWestern Corp..................................  67,444   3,895,565
    NRG Energy, Inc.................................... 288,306   7,109,626
#   NRG Yield, Inc. Class A............................  24,867   1,314,967
    OGE Energy Corp....................................  67,992   2,391,959
#   ONE Gas, Inc.......................................  74,686   3,300,374
#   Ormat Technologies, Inc............................  66,303   1,773,605
#   Otter Tail Corp....................................  48,467   1,498,600
    Pepco Holdings, Inc................................ 118,685   3,257,903
    PG&E Corp..........................................  69,255   4,072,887
    Piedmont Natural Gas Co., Inc......................  76,314   3,044,165
    Pinnacle West Capital Corp.........................  35,700   2,505,426
#   PNM Resources, Inc................................. 118,531   3,615,196
#   Portland General Electric Co....................... 116,719   4,633,744
    PPL Corp...........................................  90,828   3,224,394
    Public Service Enterprise Group, Inc............... 103,424   4,414,136
    Questar Corp....................................... 212,969   5,526,546
    RGC Resources, Inc.................................   2,942      63,224
#   SCANA Corp.........................................  25,601   1,632,576
    Sempra Energy......................................  36,860   4,125,371
    SJW Corp...........................................  27,809     939,110
#   South Jersey Industries, Inc.......................  50,127   2,919,898
    Southern Co. (The)................................. 134,710   6,832,491
    Southwest Gas Corp.................................  69,336   4,261,391
#   TECO Energy, Inc................................... 228,309   4,869,831
    UGI Corp........................................... 300,526  11,116,457
#   UIL Holdings Corp..................................  83,562   3,843,852
    Unitil Corp........................................  21,356     797,860

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                      SHARES        VALUE+
                                                    ----------- ---------------
Utilities -- (Continued)
#     Vectren Corp.................................      73,129 $     3,504,342
#     Westar Energy, Inc...........................     123,991       5,296,896
#     WGL Holdings, Inc............................      76,086       4,298,859
#     Wisconsin Energy Corp........................      50,830       2,834,789
      Xcel Energy, Inc.............................     113,995       4,278,232
#     York Water Co................................      14,530         343,925
                                                                ---------------
Total Utilities....................................                 295,991,234
                                                                ---------------
TOTAL COMMON STOCKS................................              13,057,010,164
                                                                ---------------
PREFERRED STOCKS -- (0.0%)

Other -- (0.0%)
o*    Enron TOPRS Escrow Shares....................       1,977              --
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
o*    Capital Bank Corp. Contingent Value Rights...       7,309              --
o*    Community Health Systems, Inc. Rights
        01/04/16...................................     396,076          10,694
o*    Eagle Bulk Shipping, Inc. Warrants 10/15/21..          15              19
o#*   Empire Resorts, Inc. Rights 02/02/2015.......         913              --
o*    Furiex Pharmaceuticals Contingent Value
        Rights.....................................      14,153         138,275
o#*   Ikanos Communications Rights 01/12/2015......      23,895              --
o*    Leap Wireless International, Inc. Contingent
        Value Rights...............................      89,942         226,654
o*    LGL Group, Inc. (The) Warrants 08/06/18......      13,165             105
o#*   Magnum Hunter Resources Corp. Warrants
        04/15/16...................................      22,231              --
o*    Providence Service Corp. (The) Rights
        02/05/2015.................................       1,817              --
o*    Safeway Casa Ley Contingent Value Rights.....     240,783         244,371
o*    Safeway PDC, LLC Contingent Value Rights.....     240,783          11,750
o*    Southern Community Financial Corp.
        Contingent Value Rights....................      13,882          12,851
o*    Tejon Ranch Co. Warrants 08/31/16............       4,892           7,191
                                                                ---------------
TOTAL RIGHTS/WARRANTS..............................                     651,910
                                                                ---------------
BONDS -- (0.0%)

Other -- (0.0%)
o*    Capital Properties, Inc., 5.000%.............       1,260           1,180
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves,
        0.089%.....................................  36,539,390      36,539,390
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (10.2%)
(S)@  DFA Short Term Investment Fund............... 129,074,815   1,493,395,608
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,542,497,537)^^.........................             $14,587,598,252
                                                                ===============

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                       ------------------------------------------------------
                           LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                       --------------- -------------- ------- ---------------
Common Stocks
   Consumer
     Discretionary.... $ 1,983,957,950 $        5,739   --    $ 1,983,963,689
   Consumer Staples...     833,041,643             --   --        833,041,643
   Energy.............   1,223,665,293             --   --      1,223,665,293
   Financials.........   2,107,570,248         11,571   --      2,107,581,819
   Health Care........   1,504,500,352             --   --      1,504,500,352
   Industrials........   1,900,265,811             --   --      1,900,265,811
   Information
     Technology.......   2,148,875,783             --   --      2,148,875,783
   Materials..........     679,521,618             --   --        679,521,618
   Other..............              --             --   --                 --
   Real Estate
     Investment
     Trusts...........      14,019,962             --   --         14,019,962
   Telecommunication
     Services.........     365,582,960             --   --        365,582,960
   Utilities..........     295,991,234             --   --        295,991,234
Preferred Stocks
   Other..............              --             --   --                 --
Rights/Warrants.......              --        651,910   --            651,910
Bonds
   Other..............              --          1,180   --              1,180
Temporary Cash
  Investments.........      36,539,390             --   --         36,539,390
Securities Lending
  Collateral..........              --  1,493,395,608   --      1,493,395,608
                       --------------- --------------   --    ---------------
TOTAL................. $13,093,532,244 $1,494,066,008   --    $14,587,598,252
                       =============== ==============   ==    ===============

                         U.S. VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                        SHARES    VALUE+
                                                        ------- ----------
COMMON STOCKS -- (87.5%)

Consumer Discretionary -- (13.0%)
*   1-800-Flowers.com, Inc. Class A....................  33,345 $  263,092
    Aaron's, Inc.......................................  90,559  2,867,098
#   Abercrombie & Fitch Co. Class A....................  50,447  1,287,407
    Advance Auto Parts, Inc............................   5,300    842,700
#*  Aeropostale, Inc...................................  25,947     63,311
*   AG&E Holdings, Inc.................................   5,523      4,032
    AH Belo Corp. Class A..............................  24,143    217,770
*   Ambassadors Group, Inc.............................  17,553     44,234
#*  AMC Networks, Inc. Class A.........................   5,802    386,993
    AMCON Distributing Co..............................     438     35,588
*   America's Car-Mart, Inc............................  13,372    710,187
*   American Axle & Manufacturing Holdings, Inc........  22,511    548,143
#   American Eagle Outfitters, Inc..................... 137,250  1,926,990
#*  American Public Education, Inc.....................  12,833    430,804
*   ANN, Inc...........................................  60,705  2,009,335
*   Apollo Education Group, Inc. Class A...............  71,139  1,796,971
    Arctic Cat, Inc....................................  12,690    426,638
    Ark Restaurants Corp...............................   3,403     83,816
*   Asbury Automotive Group, Inc.......................  29,653  2,200,549
*   Ascena Retail Group, Inc...........................  74,986    866,838
#*  Ascent Capital Group, Inc. Class A.................  13,941    589,844
#   Autoliv, Inc.......................................   8,259    875,950
#*  AutoNation, Inc....................................  24,334  1,450,793
*   Ballantyne Strong, Inc.............................  17,594     71,959
#*  Barnes & Noble, Inc................................ 117,340  2,756,317
    Bassett Furniture Industries, Inc..................  10,687    237,465
    Beasley Broadcast Group, Inc. Class A..............   6,377     33,288
#*  Beazer Homes USA, Inc..............................  16,707    263,971
#   bebe stores, Inc...................................  87,536    313,379
#*  Bed Bath & Beyond, Inc.............................  22,913  1,713,205
*   Belmond, Ltd. Class A.............................. 118,377  1,300,963
    Best Buy Co., Inc..................................  52,445  1,846,064
    Big 5 Sporting Goods Corp..........................  26,198    312,018
#   Big Lots, Inc......................................  59,026  2,709,884
*   Biglari Holdings, Inc..............................   2,584  1,069,698
#*  BJ's Restaurants, Inc..............................  35,760  1,583,810
*   Bloomin' Brands, Inc...............................  37,069    916,160
*   Blue Nile, Inc.....................................   3,598    111,826
    Blyth, Inc.........................................  16,340    121,079
    Bob Evans Farms, Inc...............................  33,622  1,895,272
#   Bon-Ton Stores, Inc. (The).........................  16,943     92,848
*   Books-A-Million, Inc...............................  13,630     34,348
    BorgWarner, Inc....................................  21,458  1,158,947
    Bowl America, Inc. Class A.........................   2,839     41,166
#*  Boyd Gaming Corp...................................  65,198    851,486
*   Bravo Brio Restaurant Group, Inc...................  19,657    258,490
*   Bridgepoint Education, Inc.........................  32,150    317,321
*   Bright Horizons Family Solutions, Inc..............   5,898    286,348
    Brinker International, Inc.........................  15,655    914,722
    Brown Shoe Co., Inc................................  53,427  1,516,793
#   Brunswick Corp.....................................  35,055  1,902,785

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#   Buckle, Inc. (The).................................   9,525 $   483,775
#*  Buffalo Wild Wings, Inc............................  12,173   2,170,689
*   Build-A-Bear Workshop, Inc.........................  21,116     435,412
#*  Cabela's, Inc......................................  57,032   3,133,908
#   Cablevision Systems Corp. Class A..................  21,009     397,490
#   Callaway Golf Co................................... 109,117     890,395
*   Cambium Learning Group, Inc........................  42,184     105,882
*   Canterbury Park Holding Corp.......................   4,963      49,878
    Capella Education Co...............................  15,632   1,062,820
*   Career Education Corp.............................. 104,403     582,569
#*  CarMax, Inc........................................  26,062   1,618,450
*   Carmike Cinemas, Inc...............................  27,478     760,316
    Carnival Corp......................................  42,874   1,884,741
#   Carriage Services, Inc.............................  21,352     465,474
*   Carrols Restaurant Group, Inc......................  27,234     216,783
    Carter's, Inc......................................  18,771   1,529,649
    Cato Corp. (The) Class A...........................  27,535   1,167,484
*   Cavco Industries, Inc..............................   9,858     724,662
    CBS Corp. Class A..................................   4,710     263,548
    CBS Corp. Class B..................................  39,368   2,157,760
#*  Central European Media Enterprises, Ltd. Class A...  32,474      84,432
#*  Charles & Colvard, Ltd.............................  21,647      38,965
*   Charter Communications, Inc. Class A...............     317      47,903
#   Cheesecake Factory, Inc. (The).....................  59,287   3,113,160
    Cherokee, Inc......................................   3,009      54,704
    Chico's FAS, Inc................................... 157,521   2,627,450
#   Children's Place, Inc. (The).......................  25,851   1,549,767
*   Chipotle Mexican Grill, Inc........................   3,000   2,129,520
    Choice Hotels International, Inc...................   8,184     470,171
*   Christopher & Banks Corp...........................  35,056     182,642
    Churchill Downs, Inc...............................  18,230   1,731,668
#*  Chuy's Holdings, Inc...............................   3,103      66,311
#*  Cinedigm Corp......................................  29,141      43,420
    Cinemark Holdings, Inc.............................  48,992   1,821,033
*   Citi Trends, Inc...................................  19,462     445,485
    Clear Channel Outdoor Holdings, Inc. Class A.......  29,582     267,717
    ClubCorp Holdings, Inc.............................   9,691     164,844
    Coach, Inc.........................................  23,907     889,101
*   Coast Distribution System, Inc. (The)..............   1,632       5,647
    Collectors Universe, Inc...........................   4,583     107,701
    Columbia Sportswear Co.............................  55,820   2,372,350
    Comcast Corp. Class A.............................. 376,209  19,993,627
#   Comcast Corp. Special Class A......................  83,059   4,393,821
#*  Conn's, Inc........................................  35,937     565,648
    Cooper Tire & Rubber Co............................  80,122   2,787,444
*   Cooper-Standard Holding, Inc.......................     511      26,700
    Core-Mark Holding Co., Inc.........................  25,326   1,688,738
#   Cracker Barrel Old Country Store, Inc..............  17,139   2,305,367
#*  Crocs, Inc.........................................  85,576     907,106
*   Crown Media Holdings, Inc. Class A.................  24,897      79,670
    CSS Industries, Inc................................   4,800     130,560
    CST Brands, Inc....................................  83,186   3,585,317
    Culp, Inc..........................................  12,017     241,422

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
#*  Cumulus Media, Inc. Class A........................  94,582 $  329,145
#   Dana Holding Corp..................................  96,609  2,016,230
#   Darden Restaurants, Inc............................  25,521  1,566,479
#*  Deckers Outdoor Corp...............................   9,729    642,600
*   Del Frisco's Restaurant Group, Inc.................  22,592    447,999
*   Delta Apparel, Inc.................................  11,681    108,049
*   Denny's Corp.......................................   3,972     43,215
    Destination Maternity Corp.........................  13,230    202,551
#*  Destination XL Group, Inc..........................  61,304    311,424
    DeVry Education Group, Inc.........................  65,811  2,791,045
*   DGSE Cos., Inc.....................................   3,503      5,290
*   Diamond Resorts International, Inc.................   2,904     82,416
    Dick's Sporting Goods, Inc.........................  14,889    769,017
    Dillard's, Inc. Class A............................  46,706  5,305,802
    DineEquity, Inc....................................  24,825  2,650,069
*   DIRECTV............................................  22,304  1,902,085
*   Discovery Communications, Inc......................  14,257    397,485
#*  Discovery Communications, Inc. Class A.............   5,091    147,563
*   Discovery Communications, Inc. Class B.............   1,000     28,080
#*  Dixie Group, Inc. (The)............................   9,314     75,257
*   Dollar General Corp................................  16,141  1,082,415
*   Dollar Tree, Inc...................................  13,600    966,960
#   Domino's Pizza, Inc................................  11,300  1,119,265
#*  Dorman Products, Inc...............................  32,268  1,475,616
*   Dover Downs Gaming & Entertainment, Inc............  15,417     13,838
    DR Horton, Inc.....................................  53,784  1,318,784
#*  DreamWorks Animation SKG, Inc. Class A.............  73,137  1,365,468
*   Drew Industries, Inc...............................  24,209  1,217,229
    DSW, Inc. Class A..................................  24,675    877,443
    Dunkin' Brands Group, Inc..........................  12,633    597,667
    Educational Development Corp.......................   3,287     13,575
*   Eldorado Resorts, Inc..............................  18,795     74,522
    Emerson Radio Corp.................................  22,180     23,067
*   Emmis Communications Corp. Class A.................   5,300     10,653
#*  Empire Resorts, Inc................................   3,284     19,376
#*  Entercom Communications Corp. Class A..............  35,699    413,037
#   Entravision Communications Corp. Class A...........  51,728    319,162
#   Escalade, Inc......................................  12,512    190,683
#   Ethan Allen Interiors, Inc.........................  35,740    972,843
*   EVINE Live, Inc....................................  44,612    279,717
#*  EW Scripps Co. (The) Class A.......................  51,043  1,007,078
    Expedia, Inc.......................................  14,450  1,241,688
*   Express, Inc.......................................   8,782    114,869
    Family Dollar Stores, Inc..........................   8,607    654,993
#*  Famous Dave's Of America, Inc......................   6,706    202,991
#*  Federal-Mogul Holdings Corp........................  79,385  1,074,079
*   Fiesta Restaurant Group, Inc.......................  12,924    763,421
    Finish Line, Inc. (The) Class A....................  64,050  1,511,580
#*  Five Below, Inc....................................  15,817    527,022
    Flanigan's Enterprises, Inc........................     300     11,475
    Flexsteel Industries, Inc..........................   8,943    266,501
    Foot Locker, Inc................................... 105,891  5,635,519
    Ford Motor Co...................................... 366,000  5,383,860

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
*   Fossil Group, Inc..................................  12,801 $1,251,938
*   Francesca's Holdings Corp..........................   1,801     28,564
#   Fred's, Inc. Class A...............................  41,518    689,199
    Frisch's Restaurants, Inc..........................   5,689    157,585
#*  FTD Cos., Inc......................................  25,421    870,669
#*  Fuel Systems Solutions, Inc........................  27,689    297,380
*   Full House Resorts, Inc............................  15,960     21,865
#*  G-III Apparel Group, Ltd...........................  19,582  1,903,370
*   Gaiam, Inc. Class A................................  17,607    128,883
#   GameStop Corp. Class A............................. 131,660  4,641,015
*   Gaming Partners International Corp.................   9,358     77,578
    Gannett Co., Inc...................................  66,073  2,048,924
#   Gap, Inc. (The)....................................  23,608    972,414
#   Garmin, Ltd........................................  10,038    525,590
#*  Geeknet, Inc.......................................   1,892     14,833
    General Motors Co.................................. 210,392  6,862,987
*   Genesco, Inc.......................................  27,196  1,943,154
    Gentex Corp........................................  55,994    934,540
*   Gentherm, Inc......................................  32,496  1,195,203
    Genuine Parts Co...................................  11,634  1,081,264
    GNC Holdings, Inc. Class A.........................  10,764    477,276
    Goodyear Tire & Rubber Co. (The)...................  23,800    576,912
#*  Gordmans Stores, Inc...............................   4,385     16,225
    Graham Holdings Co. Class B........................   6,442  6,025,331
*   Grand Canyon Education, Inc........................  25,595  1,121,573
#*  Gray Television, Inc...............................  61,266    579,576
*   Gray Television, Inc. Class A......................   2,300     17,250
    Group 1 Automotive, Inc............................  38,905  3,127,573
    Guess?, Inc........................................  78,037  1,465,535
    H&R Block, Inc.....................................  12,252    419,999
    Hanesbrands, Inc...................................   7,900    879,902
    Harley-Davidson, Inc...............................  25,800  1,591,860
    Harman International Industries, Inc...............   6,195    803,058
    Harte-Hanks, Inc...................................  71,062    516,621
#   Hasbro, Inc........................................   9,400    516,248
    Haverty Furniture Cos., Inc........................  24,884    607,916
    Haverty Furniture Cos., Inc. Class A...............   1,796     44,595
*   Helen of Troy, Ltd.................................  36,024  2,709,725
#*  hhgregg, Inc.......................................  34,055    186,962
#*  Hibbett Sports, Inc................................  10,010    470,870
    Home Depot, Inc. (The).............................  14,454  1,509,287
    Hooker Furniture Corp..............................  11,611    209,462
#   HSN, Inc...........................................   9,953    770,760
*   Hyatt Hotels Corp. Class A.........................   6,444    362,539
#*  Iconix Brand Group, Inc............................  78,132  2,597,108
    International Game Technology......................   1,600     27,072
    International Speedway Corp. Class A...............  42,262  1,229,402
    Interpublic Group of Cos., Inc. (The)..............  44,149    880,331
    Interval Leisure Group, Inc........................  27,192    627,591
#*  iRobot Corp........................................  11,711    369,482
*   Isle of Capri Casinos, Inc.........................  13,149    134,646
#*  ITT Educational Services, Inc......................   2,258     16,416
    Jack in the Box, Inc...............................  30,578  2,592,709

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
*   Jaclyn, Inc........................................     400 $    2,020
#*  JAKKS Pacific, Inc.................................   5,955     35,849
#*  Jamba, Inc.........................................  11,874    195,090
*   Jarden Corp........................................  38,941  1,869,947
#*  JC Penney Co., Inc................................. 237,522  1,726,785
    John Wiley & Sons, Inc. Class A....................  18,172  1,125,937
    John Wiley & Sons, Inc. Class B....................   2,087    128,914
    Johnson Controls, Inc..............................  67,306  3,127,710
    Johnson Outdoors, Inc. Class A.....................  14,083    422,490
*   Journal Communications, Inc. Class A...............  51,347    516,037
*   K12, Inc...........................................  38,275    544,271
#*  Kate Spade & Co....................................   9,775    308,206
#   KB Home............................................  74,081    923,049
#*  Kirkland's, Inc....................................  25,851    601,553
    Kohl's Corp........................................  41,214  2,461,300
*   Kona Grill, Inc....................................   8,088    190,068
    Koss Corp..........................................   4,404      8,720
#*  Krispy Kreme Doughnuts, Inc........................  32,305    628,978
    L Brands, Inc......................................   6,200    524,706
    La-Z-Boy, Inc......................................  53,633  1,431,465
*   Lakeland Industries, Inc...........................   5,597     47,575
#*  Lands' End, Inc....................................  12,242    424,675
    Las Vegas Sands Corp...............................  19,359  1,052,549
#*  LeapFrog Enterprises, Inc..........................  77,572    184,621
    Lear Corp..........................................  12,606  1,265,012
*   Learning Tree International, Inc...................  10,875     21,641
#   Leggett & Platt, Inc...............................  30,328  1,292,883
#   Lennar Corp. Class A...............................  19,087    857,197
    Lennar Corp. Class B...............................  13,352    482,141
    Libbey, Inc........................................  42,776  1,399,203
*   Liberty Broadband Corp.(530307206).................     234     11,583
*   Liberty Broadband Corp.(530307305).................  23,976  1,064,534
*   Liberty Broadband Corp. Class A....................   8,987    399,652
*   Liberty Global P.L.C. Class A......................     716     33,452
*   Liberty Global P.L.C. Class B......................     104      4,838
*   Liberty Global P.L.C. Series C.....................  41,874  1,909,036
*   Liberty Interactive Corp. Class A..................  86,201  2,358,459
*   Liberty Interactive Corp. Class B..................   4,371    127,808
*   Liberty Media Corp.................................  73,768  2,516,964
*   Liberty Media Corp. Class A........................  35,948  1,224,029
*   Liberty Media Corp. Class B........................     936     37,112
*   Liberty Tax, Inc...................................   3,420    123,120
*   Liberty TripAdvisor Holdings, Inc. Class A.........  34,616    828,707
*   Liberty TripAdvisor Holdings, Inc. Class B.........     436     11,040
*   Liberty Ventures Series A..........................  65,044  2,429,393
*   Liberty Ventures Series B..........................   1,057     41,281
#*  Life Time Fitness, Inc.............................  54,132  2,959,396
    Lifetime Brands, Inc...............................  15,663    247,162
    Lincoln Educational Services Corp..................  21,067     54,774
#   Lions Gate Entertainment Corp......................   2,458     70,618
#   Lithia Motors, Inc. Class A........................  25,260  2,139,522
*   Live Nation Entertainment, Inc..................... 208,833  4,963,960
*   LKQ Corp...........................................  56,098  1,447,889

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
*   Loral Space & Communications, Inc..................  11,008 $  791,585
    Lowe's Cos., Inc...................................  66,542  4,508,886
*   Luby's, Inc........................................  28,310    138,153
#*  Lumber Liquidators Holdings, Inc...................   5,098    321,939
*   M/I Homes, Inc.....................................  36,549    754,371
#   Macy's, Inc........................................  32,080  2,049,270
*   Madison Square Garden Co. (The) Class A............  43,717  3,311,563
    Marcus Corp. (The).................................  21,011    396,267
    Marine Products Corp...............................  28,784    208,108
*   MarineMax, Inc.....................................  31,483    803,131
    Marriott Vacations Worldwide Corp..................  40,570  3,103,605
#*  Martha Stewart Living Omnimedia, Inc. Class A......  40,187    186,468
#   Mattel, Inc........................................  19,217    516,937
*   McClatchy Co. (The) Class A........................  80,775    202,745
    McDonald's Corp....................................   2,590    239,420
#   MDC Holdings, Inc..................................  96,740  2,418,500
#*  Media General, Inc.................................  21,300    304,590
    Men's Wearhouse, Inc. (The)........................  55,918  2,598,509
#   Meredith Corp......................................  43,191  2,248,523
#*  Meritage Homes Corp................................  62,618  2,279,921
#*  MGM Resorts International.......................... 239,024  4,656,188
*   Modine Manufacturing Co............................  71,998    877,656
*   Mohawk Industries, Inc.............................  12,479  2,059,534
*   Monarch Casino & Resort, Inc.......................  18,597    321,728
#   Monro Muffler Brake, Inc...........................  20,712  1,183,484
    Morningstar, Inc...................................   3,175    211,423
*   Motorcar Parts of America, Inc.....................  17,887    467,208
    Movado Group, Inc..................................  21,143    508,066
*   Murphy USA, Inc....................................  44,234  3,087,976
    NACCO Industries, Inc. Class A.....................   8,815    485,266
*   Nathan's Famous, Inc...............................   5,206    418,771
    National American University Holdings, Inc.........     579      1,841
#   National CineMedia, Inc............................  22,365    322,056
*   Nautilus, Inc......................................  32,587    464,039
#*  Nevada Gold & Casinos, Inc.........................   1,000      1,220
*   New York & Co., Inc................................  62,415    143,555
#   New York Times Co. (The) Class A................... 137,173  1,727,008
    Newell Rubbermaid, Inc.............................  19,366    714,024
*   News Corp. Class A................................. 149,836  2,231,058
#*  News Corp. Class B.................................   7,250    104,690
#   Nexstar Broadcasting Group, Inc. Class A...........  10,575    527,640
    NIKE, Inc. Class B.................................   2,400    221,400
*   Nobility Homes, Inc................................   2,463     23,152
    Nordstrom, Inc.....................................     700     53,340
*   Norwegian Cruise Line Holdings, Ltd................   1,537     67,259
    Nutrisystem, Inc...................................  22,945    408,880
*   NVR, Inc...........................................   1,000  1,254,230
*   O'Reilly Automotive, Inc...........................  18,013  3,374,916
#*  Office Depot, Inc.................................. 878,560  6,677,056
#   Omnicom Group, Inc.................................  21,458  1,562,142
*   Orbitz Worldwide, Inc..............................  64,472    595,077
#*  Outerwall, Inc.....................................  13,260    823,181
*   Overstock.com, Inc.................................   8,272    185,127

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
    Oxford Industries, Inc.............................  16,010 $  895,599
*   P&F Industries, Inc. Class A.......................   2,014     15,306
#*  Pacific Sunwear of California, Inc.................  60,704    166,936
#*  Panera Bread Co. Class A...........................   5,200    893,672
    Papa John's International, Inc.....................  21,076  1,337,483
#*  Penn National Gaming, Inc.......................... 117,960  1,765,861
    Penske Automotive Group, Inc.......................  78,768  3,808,433
*   Pep Boys-Manny, Moe & Jack (The)...................  59,363    500,430
*   Perfumania Holdings, Inc...........................   3,665     20,689
*   Perry Ellis International, Inc.....................  17,492    418,234
#   PetMed Express, Inc................................  19,102    299,901
    PetSmart, Inc......................................  13,036  1,065,106
#   Pier 1 Imports, Inc................................  68,065  1,144,173
#*  Pinnacle Entertainment, Inc........................  52,422  1,108,725
#   Polaris Industries, Inc............................   9,939  1,437,080
    Pool Corp..........................................  14,518    903,165
*   Popeyes Louisiana Kitchen, Inc.....................   9,550    548,361
*   Priceline Group, Inc. (The)........................   1,900  1,918,012
    PulteGroup, Inc.................................... 146,862  3,023,889
    PVH Corp...........................................   9,464  1,043,501
*   QEP Co., Inc.......................................   1,500     26,700
#*  Quiksilver, Inc.................................... 178,954    334,644
#*  Radio One, Inc. Class D............................  39,577     74,405
    Ralph Lauren Corp..................................   3,592    599,469
*   RCI Hospitality Holdings, Inc......................  12,476    121,641
*   Reading International, Inc. Class A................  11,759    142,166
#*  Red Lion Hotels Corp...............................  20,441    131,231
*   Red Robin Gourmet Burgers, Inc.....................  16,700  1,294,250
#   Regal Entertainment Group Class A..................  16,249    343,829
*   Regis Corp.........................................  66,496  1,047,312
    Remy International, Inc............................  13,248    281,785
#   Rent-A-Center, Inc.................................  64,258  2,202,764
#*  Rentrak Corp.......................................   4,395    338,107
#*  Restoration Hardware Holdings, Inc.................   1,225    107,224
    Rocky Brands, Inc..................................   7,186     98,520
    Ross Stores, Inc...................................  11,816  1,083,645
    Royal Caribbean Cruises, Ltd....................... 124,720  9,422,596
#*  Ruby Tuesday, Inc..................................  69,513    418,468
    Ruth's Hospitality Group, Inc......................  50,925    739,431
#   Ryland Group, Inc. (The)...........................  42,610  1,710,791
#   Salem Communications Corp. Class A.................  22,144    154,344
*   Sally Beauty Holdings, Inc.........................  17,750    551,670
#   Scholastic Corp....................................  26,776    984,821
#*  Scientific Games Corp. Class A.....................  83,068    981,033
#   Scripps Networks Interactive, Inc. Class A.........   5,300    376,777
#*  Sears Holdings Corp................................  37,878  1,206,036
    SeaWorld Entertainment, Inc........................  14,392    252,004
#*  Select Comfort Corp................................  36,144  1,078,537
    Service Corp. International........................ 200,775  4,543,538
*   Shiloh Industries, Inc.............................  20,431    249,871
    Shoe Carnival, Inc.................................  23,096    536,289
#*  Shutterfly, Inc....................................  29,705  1,303,158
    Signet Jewelers, Ltd...............................  14,628  1,771,597

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
#   Sinclair Broadcast Group, Inc. Class A.............  30,200 $  747,148
#*  Sirius XM Holdings, Inc............................ 124,278    441,187
#   Six Flags Entertainment Corp.......................  23,098    992,290
*   Sizmek, Inc........................................  31,401    187,150
#*  Skechers U.S.A., Inc. Class A......................  43,294  2,612,793
*   Skullcandy, Inc....................................  26,165    262,173
*   Skyline Corp.......................................   8,700     32,625
    Sonic Automotive, Inc. Class A.....................  54,675  1,346,645
    Sonic Corp.........................................  28,283    856,126
#   Sotheby's..........................................  27,528  1,171,316
*   Spanish Broadcasting System, Inc. Class A..........   1,489      3,946
    Spartan Motors, Inc................................  36,992    192,728
#   Speedway Motorsports, Inc..........................  47,584  1,060,647
    Stage Stores, Inc..................................  52,572  1,051,440
#   Standard Motor Products, Inc.......................  27,788  1,013,150
#*  Standard Pacific Corp.............................. 208,244  1,461,873
*   Stanley Furniture Co., Inc.........................  13,731     40,644
#   Staples, Inc....................................... 326,863  5,573,014
    Starwood Hotels & Resorts Worldwide, Inc...........  12,073    868,894
#*  Starz..............................................  24,948    736,465
*   Starz Class B......................................     936     27,855
    Stein Mart, Inc....................................  50,401    693,518
*   Steiner Leisure, Ltd...............................  11,331    494,258
*   Steven Madden, Ltd.................................  57,632  1,979,083
*   Stoneridge, Inc....................................  40,969    517,029
#   Strattec Security Corp.............................   4,591    289,233
#*  Strayer Education, Inc.............................   7,069    473,623
#   Sturm Ruger & Co., Inc.............................  16,895    682,558
#   Superior Industries International, Inc.............  29,581    539,853
#   Superior Uniform Group, Inc........................   9,577    363,447
    Sypris Solutions, Inc..............................  17,625     42,212
#*  Systemax, Inc......................................  34,554    451,621
    Tandy Leather Factory, Inc.........................  17,438    148,921
    Target Corp........................................  52,314  3,850,834
#*  Taylor Morrison Home Corp. Class A.................   7,554    134,235
*   Tempur Sealy International, Inc....................   7,978    439,029
*   Tenneco, Inc.......................................  11,900    611,898
#*  Tesla Motors, Inc..................................     402     81,847
#   Texas Roadhouse, Inc...............................  69,524  2,335,311
    Thor Industries, Inc...............................  36,711  2,068,665
    Tiffany & Co.......................................   8,300    719,112
    Time Warner Cable, Inc.............................  29,552  4,022,914
    Time Warner, Inc...................................  99,424  7,748,112
    Time, Inc..........................................  28,113    703,950
    TJX Cos., Inc. (The)...............................  10,244    675,489
*   Toll Brothers, Inc................................. 134,814  4,667,261
*   Tower International, Inc...........................  17,192    406,935
#   Town Sports International Holdings, Inc............  11,460     75,407
    Tractor Supply Co..................................  25,800  2,094,186
    Trans World Entertainment Corp.....................   1,500      5,205
*   TRI Pointe Homes, Inc..............................  20,416    292,561
*   TripAdvisor, Inc...................................  14,450    968,294
*   TRW Automotive Holdings Corp.......................  14,500  1,495,965

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Discretionary -- (Continued)
#*  Tuesday Morning Corp...............................  44,074 $    780,110
#*  Tumi Holdings, Inc.................................  30,119      682,798
    Tupperware Brands Corp.............................   5,800      392,138
    Twenty-First Century Fox, Inc. Class A.............  85,500    2,835,180
    Twenty-First Century Fox, Inc. Class B.............  23,700      754,845
*   Ulta Salon Cosmetics & Fragrance, Inc..............  13,373    1,764,434
#*  Under Armour, Inc. Class A.........................  11,332      816,811
*   Unifi, Inc.........................................  20,364      656,332
*   Universal Electronics, Inc.........................  18,037    1,149,678
    Universal Technical Institute, Inc.................  22,884      186,962
#*  UQM Technologies, Inc..............................     221          210
#*  Urban Outfitters, Inc..............................  26,690      930,413
*   US Auto Parts Network, Inc.........................  26,854       63,107
    Vail Resorts, Inc..................................  37,166    3,261,688
    Value Line, Inc....................................   3,839       58,238
    VF Corp............................................  13,052      905,417
    Viacom, Inc. Class A...............................   1,129       73,204
    Viacom, Inc. Class B...............................  15,300      985,626
*   Visteon Corp.......................................  17,685    1,714,561
#*  Vitamin Shoppe, Inc................................  28,185    1,191,380
#*  VOXX International Corp............................  21,635      173,080
*   Walking Co. Holdings, Inc. (The)...................     272        1,632
    Walt Disney Co. (The).............................. 118,253   10,756,293
#*  Weight Watchers International, Inc.................   6,975      115,506
#   Wendy's Co. (The).................................. 432,368    4,557,159
*   West Marine, Inc...................................  26,719      320,628
#   Weyco Group, Inc...................................   9,446      255,231
    Whirlpool Corp.....................................  18,667    3,716,226
*   William Lyon Homes Class A.........................   3,447       65,769
    Williams-Sonoma, Inc...............................  10,506      822,094
#   Winmark Corp.......................................   3,672      299,305
#   Winnebago Industries, Inc..........................  36,586      727,696
#   Wolverine World Wide, Inc..........................  54,316    1,528,995
    Wyndham Worldwide Corp.............................  30,178    2,528,615
    Wynn Resorts, Ltd..................................   2,100      310,695
*   Zagg, Inc..........................................  33,843      204,073
#*  Zumiez, Inc........................................  35,468    1,322,602
                                                                ------------
Total Consumer Discretionary...........................          505,710,973
                                                                ------------
Consumer Staples -- (4.0%)
#   Alico, Inc.........................................   7,844      372,904
*   Alliance One International, Inc....................  93,600       98,280
    Altria Group, Inc..................................  13,203      701,079
    Andersons, Inc. (The)..............................  31,516    1,417,590
    Archer-Daniels-Midland Co..........................  89,777    4,186,302
#   B&G Foods, Inc.....................................  51,215    1,528,256
#*  Boston Beer Co., Inc. (The) Class A................   2,981      937,584
#*  Boulder Brands, Inc................................  66,282      664,808
*   Bridgford Foods Corp...............................   3,414       27,466
    Brown-Forman Corp. Class A.........................   3,808      337,846
    Brown-Forman Corp. Class B.........................   2,461      218,709
    Bunge, Ltd.........................................  73,213    6,554,760
#   Cal-Maine Foods, Inc...............................  44,448    1,557,902

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Staples -- (Continued)
    Calavo Growers, Inc................................  11,354 $   455,409
    Casey's General Stores, Inc........................  31,410   2,867,733
*   CCA Industries, Inc................................   4,700      16,450
*   Central Garden and Pet Co..........................  20,939     176,935
*   Central Garden and Pet Co. Class A.................  47,083     428,455
    Church & Dwight Co., Inc...........................  10,015     810,414
    Coca-Cola Bottling Co. Consolidated................  10,112     986,324
    Coca-Cola Enterprises, Inc.........................  38,460   1,619,166
#*  Coffee Holding Co., Inc............................   1,900       9,595
    ConAgra Foods, Inc.................................  33,618   1,191,086
*   Constellation Brands, Inc. Class A.................  30,979   3,421,631
*   Constellation Brands, Inc. Class B.................   1,214     137,771
    Costco Wholesale Corp..............................  12,989   1,857,297
#*  Craft Brew Alliance, Inc...........................  20,966     249,495
#*  Crimson Wine Group, Ltd............................  10,667      96,003
    CVS Health Corp.................................... 113,204  11,112,105
*   Darling Ingredients, Inc........................... 125,243   2,126,626
#   Dean Foods Co...................................... 103,137   1,868,842
#*  Diamond Foods, Inc.................................  16,839     413,903
    Dr Pepper Snapple Group, Inc.......................  12,552     969,893
    Energizer Holdings, Inc............................   6,756     864,836
*   Farmer Bros. Co....................................  17,723     530,095
    Flowers Foods, Inc.................................  47,123     921,726
    Fresh Del Monte Produce, Inc.......................  82,299   2,767,715
#*  Fresh Market, Inc. (The)...........................   6,378     243,066
    General Mills, Inc.................................  16,200     850,176
    Golden Enterprises, Inc............................   5,537      19,878
*   Hain Celestial Group, Inc. (The)...................  29,672   1,565,791
#   Herbalife, Ltd.....................................   7,400     225,552
    Hormel Foods Corp..................................  18,128     928,516
    Ingles Markets, Inc. Class A.......................  18,862     804,464
#   Ingredion, Inc.....................................  40,232   3,244,308
    Inter Parfums, Inc.................................  31,754     798,613
*   Inventure Foods, Inc...............................   1,791      18,214
    J&J Snack Foods Corp...............................  14,421   1,414,989
    JM Smucker Co. (The)...............................  20,682   2,133,348
    John B. Sanfilippo & Son, Inc......................   9,554     348,434
    Keurig Green Mountain, Inc.........................   9,300   1,139,808
    Kraft Foods Group, Inc.............................  39,110   2,555,447
    Kroger Co. (The)...................................  17,415   1,202,506
#   Lancaster Colony Corp..............................  14,212   1,278,085
*   Landec Corp........................................  39,561     505,194
#*  Lifeway Foods, Inc.................................   4,839      88,554
#   Limoneira Co.......................................   2,554      53,123
*   Mannatech, Inc.....................................   2,569      48,040
#   McCormick & Co., Inc.(579780107)...................   1,064      76,326
#   McCormick & Co., Inc.(579780206)...................   8,162     582,685
#*  Medifast, Inc......................................  19,049     603,663
    MGP Ingredients, Inc...............................  17,519     277,851
#   Molson Coors Brewing Co. Class A...................     534      44,002
    Molson Coors Brewing Co. Class B...................  86,345   6,556,176
    Mondelez International, Inc. Class A............... 126,787   4,467,974
*   Monster Beverage Corp..............................   2,400     280,680

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Staples -- (Continued)
*   National Beverage Corp.............................  27,000 $    586,980
*   Natural Alternatives International, Inc............   4,748       25,259
#   Nu Skin Enterprises, Inc. Class A..................  18,507      758,417
*   Nutraceutical International Corp...................  11,692      228,462
    Oil-Dri Corp. of America...........................   6,773      207,389
*   Omega Protein Corp.................................  38,499      405,779
#   Orchids Paper Products Co..........................   9,429      257,129
*   Pantry, Inc. (The).................................  46,468    1,714,669
    PepsiCo, Inc.......................................   9,195      862,307
    Philip Morris International, Inc...................  36,900    2,960,856
#   Pilgrim's Pride Corp...............................  78,274    2,125,139
    Pinnacle Foods, Inc................................  31,997    1,150,932
#*  Post Holdings, Inc.................................  55,953    2,643,779
#   Pricesmart, Inc....................................  10,359      847,159
    Procter & Gamble Co. (The)......................... 105,525    8,894,702
*   Reliv International, Inc...........................   4,579        5,541
*   Revlon, Inc. Class A...............................  13,564      444,085
    Reynolds American, Inc.............................  11,374      772,863
*   Rite Aid Corp......................................  87,461      610,478
    Rocky Mountain Chocolate Factory, Inc..............   5,450       73,847
#   Sanderson Farms, Inc...............................  33,556    2,683,138
*   Seaboard Corp......................................     535    2,046,370
*   Seneca Foods Corp. Class A.........................  10,336      267,496
*   Seneca Foods Corp. Class B.........................   1,251       44,104
#   Snyder's-Lance, Inc................................  68,573    1,994,789
    SpartanNash Co.....................................  54,370    1,400,571
    Spectrum Brands Holdings, Inc......................  52,744    4,730,082
#*  Sprouts Farmers Market, Inc........................   3,191      116,184
#*  SUPERVALU, Inc.....................................  90,378      880,282
*   Tofutti Brands, Inc................................     799        4,235
#   Tootsie Roll Industries, Inc.......................  22,573      704,052
*   TreeHouse Foods, Inc...............................  33,395    3,028,926
    Tyson Foods, Inc. Class A.......................... 147,966    5,776,593
#*  United Natural Foods, Inc..........................  20,634    1,594,596
#   United-Guardian, Inc...............................   1,872       40,061
#   Universal Corp.....................................  28,210    1,132,914
#*  USANA Health Sciences, Inc.........................   9,355      917,164
#   Vector Group, Ltd..................................  21,749      486,743
    Village Super Market, Inc. Class A.................   7,226      209,337
    Wal-Mart Stores, Inc............................... 102,008    8,668,640
    Walgreens Boots Alliance, Inc......................  34,175    2,520,406
    WD-40 Co...........................................   7,242      594,279
    Weis Markets, Inc..................................  26,174    1,199,554
*   WhiteWave Foods Co. (The) Class A..................  63,814    2,103,948
    Whole Foods Market, Inc............................  32,477    1,691,889
                                                                ------------
Total Consumer Staples.................................          157,270,579
                                                                ------------
Energy -- (8.2%)
#*  Abraxas Petroleum Corp.............................  18,724       55,423
    Adams Resources & Energy, Inc......................   4,701      272,846
#   Alon USA Energy, Inc...............................  98,248    1,186,836
#*  Alpha Natural Resources, Inc....................... 255,873      266,108
    Anadarko Petroleum Corp............................ 101,085    8,263,699

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
    Apache Corp........................................  63,288 $ 3,959,930
#*  Approach Resources, Inc............................  28,368     177,867
#   Arch Coal, Inc..................................... 229,682     212,984
#   Atwood Oceanics, Inc...............................  73,256   2,093,656
    Baker Hughes, Inc..................................  55,395   3,212,356
*   Barnwell Industries, Inc...........................   7,497      21,554
#*  Basic Energy Services, Inc.........................  55,748     327,798
#*  Bill Barrett Corp..................................  64,057     653,381
#*  Bonanza Creek Energy, Inc..........................  59,758   1,558,489
#   Bristow Group, Inc.................................  41,007   2,284,500
#*  C&J Energy Services, Inc...........................  66,082     680,645
    Cabot Oil & Gas Corp...............................  53,956   1,429,834
#*  California Resources Corp..........................  62,112     318,013
*   Callon Petroleum Co................................  73,987     403,229
*   Cameron International Corp.........................  31,432   1,407,525
#   CARBO Ceramics, Inc................................   4,831     158,360
*   Carrizo Oil & Gas, Inc.............................  58,365   2,632,261
*   Cheniere Energy, Inc...............................   7,686     548,627
#   Chesapeake Energy Corp............................. 444,198   8,519,718
    Chevron Corp....................................... 304,598  31,230,433
    Cimarex Energy Co..................................  40,562   4,185,998
#*  Clayton Williams Energy, Inc.......................  14,501     810,606
#*  Clean Energy Fuels Corp............................  52,155     217,486
#*  Cloud Peak Energy, Inc.............................  78,591     533,633
#*  Cobalt International Energy, Inc...................  10,413      94,967
#   Comstock Resources, Inc............................  53,195     214,908
*   Concho Resources, Inc..............................  14,845   1,645,568
    ConocoPhillips..................................... 228,045  14,362,274
#   CONSOL Energy, Inc.................................  51,642   1,495,036
*   Contango Oil & Gas Co..............................  23,376     702,916
#*  Continental Resources, Inc.........................   1,090      49,486
#   CVR Energy, Inc....................................  13,519     518,048
    Dawson Geophysical Co..............................   8,719      94,078
    Delek US Holdings, Inc.............................  86,182   2,658,715
#   Denbury Resources, Inc............................. 317,378   2,189,908
    Devon Energy Corp..................................  60,023   3,617,586
    DHT Holdings, Inc..................................  11,674      85,804
#   Diamond Offshore Drilling, Inc.....................  68,075   2,146,405
*   Diamondback Energy, Inc............................   5,646     389,518
*   Dresser-Rand Group, Inc............................  10,800     864,864
*   Dril-Quip, Inc.....................................   7,700     571,571
#*  Emerald Oil, Inc...................................  67,295      55,384
    Energen Corp.......................................   6,952     440,896
#   Energy XXI, Ltd....................................  58,477     171,922
*   ENGlobal Corp......................................  25,261      45,470
    EnLink Midstream LLC...............................  43,109   1,363,969
    EOG Resources, Inc.................................  52,945   4,713,693
*   Era Group, Inc.....................................  26,240     590,925
*   Escalera Resources Co..............................  10,474       4,618
    Evolution Petroleum Corp...........................  11,083      81,460
    Exterran Holdings, Inc.............................  74,370   2,016,171
    Exxon Mobil Corp................................... 436,562  38,164,250
*   FieldPoint Petroleum Corp..........................   3,945       7,140

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
*   FMC Technologies, Inc..............................  22,423 $   840,414
*   Forum Energy Technologies, Inc.....................  18,171     280,742
#   GasLog, Ltd........................................  57,414   1,004,171
*   Gastar Exploration, Inc............................ 101,670     237,908
#*  Geospace Technologies Corp.........................   7,312     175,342
#   Green Plains, Inc..................................  46,043   1,077,867
*   Gulf Coast Ultra Deep Royalty Trust................  36,391      38,938
    Gulf Island Fabrication, Inc.......................  16,524     273,803
#   Gulfmark Offshore, Inc. Class A....................  31,656     624,573
*   Gulfport Energy Corp...............................  17,322     666,724
#*  Halcon Resources Corp..............................  58,332      81,665
    Halliburton Co.....................................  34,942   1,397,331
*   Harvest Natural Resources, Inc.....................  42,786      26,840
*   Helix Energy Solutions Group, Inc.................. 155,627   2,921,119
#   Helmerich & Payne, Inc.............................  29,941   1,783,286
#*  Hercules Offshore, Inc............................. 172,813     124,425
    Hess Corp..........................................  50,181   3,386,716
*   HKN, Inc...........................................     308      16,476
    HollyFrontier Corp................................. 114,181   4,101,382
#*  Hornbeck Offshore Services, Inc....................  46,873   1,040,581
#*  ION Geophysical Corp............................... 175,511     394,900
*   Key Energy Services, Inc........................... 197,908     332,485
#   Kinder Morgan, Inc.................................  96,846   3,975,528
*   Kosmos Energy, Ltd.................................  22,852     200,412
#*  Laredo Petroleum Holdings, Inc.....................  41,633     408,420
#   LinnCo LLC......................................... 101,050   1,043,846
    Marathon Oil Corp.................................. 194,277   5,167,768
    Marathon Petroleum Corp............................  38,015   3,519,809
#*  Matador Resources Co...............................  72,206   1,556,761
*   Matrix Service Co..................................  32,727     628,358
#*  McDermott International, Inc....................... 154,605     347,861
*   Mexco Energy Corp..................................   1,236       5,729
#*  Miller Energy Resources, Inc.......................     736         861
*   Mitcham Industries, Inc............................  13,274      74,467
    Murphy Oil Corp....................................  37,875   1,700,966
    Nabors Industries, Ltd............................. 231,625   2,666,004
    National Oilwell Varco, Inc........................  72,627   3,953,088
*   Natural Gas Services Group, Inc....................  16,142     325,907
*   Newfield Exploration Co............................ 171,182   5,097,800
*   Newpark Resources, Inc............................. 127,483   1,101,453
#   Noble Corp. P.L.C.................................. 138,773   2,250,898
    Noble Energy, Inc..................................  24,666   1,177,555
#*  Nordic American Offshore, Ltd......................     239       2,689
#   Nordic American Tankers, Ltd.......................  27,665     279,970
#*  Northern Oil and Gas, Inc..........................  78,652     493,935
#*  Nuverra Environmental Solutions, Inc...............  18,072      40,301
#*  Oasis Petroleum, Inc...............................  62,767     843,588
    Occidental Petroleum Corp.......................... 155,281  12,422,480
    Oceaneering International, Inc.....................   9,544     499,724
*   Oil States International, Inc......................  34,759   1,427,552
    ONEOK, Inc.........................................   3,014     132,706
#*  Overseas Shipholding Group, Inc....................  31,761     161,981
#*  Pacific Drilling SA................................  19,891      66,237

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
#   Panhandle Oil and Gas, Inc. Class A................  27,323 $   572,144
#   Paragon Offshore P.L.C.............................  46,257      96,677
*   Parker Drilling Co................................. 144,626     391,936
    Patterson-UTI Energy, Inc.......................... 164,826   2,828,414
#   PBF Energy, Inc. Class A...........................  79,402   2,231,196
*   PDC Energy, Inc....................................  41,639   1,912,896
#   Peabody Energy Corp................................ 176,843   1,101,732
#*  Penn Virginia Corp.................................  92,192     449,897
*   PetroQuest Energy, Inc............................. 126,486     370,604
#*  PHI, Inc. Non-Voting...............................  16,464     563,233
*   PHI, Inc. Voting...................................   1,053      36,097
    Phillips 66........................................  55,644   3,912,886
*   Pioneer Energy Services Corp.......................  74,145     306,960
    Pioneer Natural Resources Co.......................   3,762     566,294
    QEP Resources, Inc................................. 218,727   4,422,660
#   Range Resources Corp...............................  10,900     504,343
#*  Renewable Energy Group, Inc........................  50,865     444,560
#*  REX American Resources Corp........................   9,639     535,061
#*  Rex Energy Corp....................................  70,533     249,687
#*  RigNet, Inc........................................   8,275     283,170
#*  Rosetta Resources, Inc.............................  68,128   1,162,945
#   Rowan Cos. P.L.C. Class A.......................... 113,077   2,388,186
#*  Royale Energy, Inc.................................   3,000       5,310
#   RPC, Inc...........................................  72,669     906,182
#*  Sanchez Energy Corp................................   8,150      90,791
#*  SandRidge Energy, Inc.............................. 394,394     556,096
    Schlumberger, Ltd..................................  53,868   4,438,184
#   Scorpio Tankers, Inc............................... 239,748   1,886,817
#*  SEACOR Holdings, Inc...............................  30,177   2,171,235
    SemGroup Corp. Class A.............................  39,273   2,644,251
#*  Seventy Seven Energy, Inc..........................  34,108     134,727
#   Ship Finance International, Ltd.................... 102,242   1,420,141
    SM Energy Co.......................................  47,555   1,798,530
#*  Southwestern Energy Co.............................  76,257   1,890,411
    Spectra Energy Corp................................   1,600      53,504
*   Steel Excel, Inc...................................  11,536     276,172
#*  Stone Energy Corp..................................  72,494   1,020,716
    Superior Energy Services, Inc...................... 178,906   3,578,120
#*  Swift Energy Co....................................  45,809      97,573
#*  Synergy Resources Corp.............................  50,755     620,734
#*  Synthesis Energy Systems, Inc......................  44,676      31,586
    Targa Resources Corp...............................   4,003     347,580
#   Teekay Corp........................................  29,140   1,233,496
#   Tesco Corp.........................................  57,230     586,035
    Tesoro Corp........................................ 131,157  10,719,462
*   TETRA Technologies, Inc............................ 102,620     506,943
#*  TGC Industries, Inc................................  20,067      40,134
#   Tidewater, Inc.....................................  64,165   1,877,468
#   Transocean, Ltd.................................... 145,061   2,364,494
#*  Triangle Petroleum Corp............................ 111,163     583,606
#*  Ultra Petroleum Corp...............................   9,559     121,877
*   Unit Corp..........................................  63,923   1,903,627
#*  Uranium Energy Corp................................  22,116      28,087

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Energy -- (Continued)
#   US Silica Holdings, Inc............................  15,565 $    392,238
*   Vaalco Energy, Inc................................. 107,587      596,032
    Valero Energy Corp................................. 100,593    5,319,358
#   W&T Offshore, Inc..................................  95,335      482,395
#*  Warren Resources, Inc.............................. 103,068      108,221
*   Weatherford International P.L.C.................... 282,541    2,918,649
    Western Refining, Inc..............................  94,206    3,497,869
*   Westmoreland Coal Co...............................   9,158      238,841
*   Whiting Petroleum Corp.............................  81,882    2,458,098
*   Willbros Group, Inc................................  76,784      428,455
    Williams Cos., Inc. (The)..........................  21,384      937,902
    World Fuel Services Corp...........................  31,102    1,523,065
*   WPX Energy, Inc.................................... 191,578    2,042,221
*   Yuma Energy, Inc...................................   3,478        5,773
                                                                ------------
Total Energy...........................................          319,598,271
                                                                ------------
Financials -- (20.2%)
*   1st Constitution Bancorp...........................   2,517       27,687
    1st Source Corp....................................  29,912      889,284
#   Access National Corp...............................   8,706      155,489
    ACE, Ltd...........................................  40,735    4,397,751
*   Affiliated Managers Group, Inc.....................   4,661      957,929
    Aflac, Inc.........................................  47,261    2,697,658
    Alexander & Baldwin, Inc...........................  83,265    3,185,719
*   Alleghany Corp.....................................   7,698    3,403,209
    Alliance Bancorp, Inc. of Pennsylvania.............   3,932       68,653
    Allied World Assurance Co. Holdings AG............. 102,408    3,960,117
    Allstate Corp. (The)...............................  86,740    6,053,585
#*  Altisource Asset Management Corp...................   1,120      179,200
#*  Altisource Portfolio Solutions SA..................  11,202      227,177
*   Ambac Financial Group, Inc.........................  23,956      585,724
    American Equity Investment Life Holding Co......... 124,140    3,166,811
    American Express Co................................   9,290      749,610
    American Financial Group, Inc...................... 113,571    6,591,661
*   American Independence Corp.........................     610        6,765
    American International Group, Inc.................. 128,798    6,294,358
#   American National Bankshares, Inc..................   5,991      128,926
    American National Insurance Co.....................  22,280    2,318,011
*   American River Bankshares..........................   4,649       45,932
o*  American Spectrum Realty, Inc......................     400          252
    Ameriprise Financial, Inc..........................  28,674    3,582,530
    Ameris Bancorp.....................................  30,352      732,394
    AMERISAFE, Inc.....................................  22,880      931,216
    AmeriServ Financial, Inc...........................  17,822       53,288
#   Amtrust Financial Services, Inc....................  62,289    3,153,069
    Aon P.L.C..........................................  16,979    1,528,959
*   Arch Capital Group, Ltd............................  64,673    3,749,094
    Argo Group International Holdings, Ltd.............  34,824    1,862,736
    Arrow Financial Corp...............................  13,368      341,820
    Arthur J Gallagher & Co............................   8,866      393,916
#   Artisan Partners Asset Management, Inc. Class A....     226       10,909
    Aspen Insurance Holdings, Ltd......................  77,486    3,356,694
#   Associated Banc-Corp............................... 230,993    3,882,992

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    Assurant, Inc......................................    86,200 $ 5,474,562
    Assured Guaranty, Ltd..............................   185,850   4,538,457
*   Asta Funding, Inc..................................    12,881     109,360
    Astoria Financial Corp.............................   163,220   1,996,181
    Atlantic American Corp.............................     5,179      20,664
#*  Atlantic Coast Financial Corp......................     1,357       5,265
#*  Atlanticus Holdings Corp...........................    19,831      50,767
    Auburn National Bancorporation, Inc................     1,260      29,610
*   AV Homes, Inc......................................    11,482     172,115
    Axis Capital Holdings, Ltd.........................    95,920   4,882,328
    Baldwin & Lyons, Inc. Class A......................     1,285      30,390
    Baldwin & Lyons, Inc. Class B......................    10,961     253,199
    Banc of California, Inc............................    10,072     103,238
    Bancfirst Corp.....................................    15,578     898,227
#*  Bancorp, Inc. (The)................................    40,873     348,238
#   BancorpSouth, Inc..................................   162,781   3,231,203
    Bank Mutual Corp...................................    52,507     334,470
    Bank of America Corp............................... 1,204,998  18,255,720
    Bank of Commerce Holdings..........................     5,615      32,006
#   Bank of Hawaii Corp................................    47,379   2,675,018
    Bank of Kentucky Financial Corp (The)..............     4,629     205,713
    Bank of New York Mellon Corp. (The)................   128,445   4,624,020
#   Bank of the Ozarks, Inc............................    46,104   1,495,153
    BankFinancial Corp.................................    23,259     263,059
    BankUnited, Inc....................................    61,074   1,689,307
    Banner Corp........................................    33,751   1,362,865
    Bar Harbor Bankshares..............................     5,551     170,416
    BB&T Corp..........................................    83,145   2,934,187
    BBCN Bancorp, Inc..................................   131,778   1,706,525
*   BBX Capital Corp. Class A..........................     6,124      86,593
    BCB Bancorp, Inc...................................     7,110      82,547
*   Bear State Financial, Inc..........................     5,803      62,788
#*  Beneficial Bancorp, Inc............................    78,683     848,990
    Berkshire Bancorp, Inc.............................     2,025      17,415
    Berkshire Hills Bancorp, Inc.......................    30,835     767,792
    BGC Partners, Inc. Class A.........................   267,423   2,093,922
    BlackRock, Inc.....................................     8,103   2,759,153
    BNC Bancorp........................................       214       3,420
#*  BofI Holding, Inc..................................    15,085   1,272,571
#   BOK Financial Corp.................................    33,695   1,823,236
    Boston Private Financial Holdings, Inc.............   129,369   1,423,059
#   Bridge Bancorp, Inc................................     4,016      99,115
*   Bridge Capital Holdings............................     7,047     153,977
    Brookline Bancorp, Inc.............................   117,451   1,127,530
    Brown & Brown, Inc.................................    76,628   2,363,974
    Bryn Mawr Bank Corp................................    13,673     398,568
    C&F Financial Corp.................................     1,936      68,321
    Calamos Asset Management, Inc. Class A.............    22,334     280,292
    California First National Bancorp..................     6,388      88,154
#   Camden National Corp...............................     8,426     313,110
#   Cape Bancorp, Inc..................................     4,109      35,461
*   Capital Bank Financial Corp. Class A...............     6,058     147,936
    Capital City Bank Group, Inc.......................    16,811     252,165

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    Capital One Financial Corp.........................  70,527 $ 5,163,282
*   Capital Properties, Inc. Class A...................     308       3,576
    Capitol Federal Financial, Inc..................... 220,219   2,743,929
    Cardinal Financial Corp............................  44,880     799,313
*   Carolina Bank Holdings, Inc........................   1,000       9,800
*   Cascade Bancorp....................................  29,399     135,823
#   Cash America International, Inc....................  44,341     922,293
    Cathay General Bancorp............................. 140,227   3,350,023
    CBOE Holdings, Inc.................................  11,536     743,726
*   CBRE Group, Inc. Class A...........................  27,043     874,571
    Centerstate Banks, Inc.............................  35,770     393,828
#   Central Pacific Financial Corp.....................  12,471     261,642
    Century Bancorp, Inc. Class A......................   2,971     115,215
    Charles Schwab Corp. (The).........................  22,812     592,656
#   Charter Financial Corp.............................     303       3,394
    Chemical Financial Corp............................  38,847   1,101,701
    Chicopee Bancorp, Inc..............................   5,278      86,876
    Chubb Corp. (The)..................................  29,808   2,918,203
#   Cincinnati Financial Corp..........................  74,978   3,787,139
    CIT Group, Inc.....................................  87,768   3,845,994
    Citigroup, Inc..................................... 374,753  17,594,653
    Citizens Community Bancorp, Inc....................   3,663      33,388
*   Citizens First Corp................................   1,000      12,470
    Citizens Holding Co................................   2,106      39,214
#*  Citizens, Inc......................................  50,350     363,527
#   City Holding Co....................................  19,563     828,102
    City National Corp.................................  46,156   4,001,264
    CKX Lands, Inc.....................................   1,400      21,084
    Clifton Bancorp, Inc...............................  27,322     362,290
    CME Group, Inc.....................................  38,860   3,314,758
    CNA Financial Corp.................................  45,844   1,786,082
#   CNB Financial Corp.................................   8,460     143,820
    CNO Financial Group, Inc........................... 264,496   4,104,978
    CoBiz Financial, Inc...............................  46,003     501,433
    Codorus Valley Bancorp, Inc........................   2,125      42,649
#   Cohen & Steers, Inc................................   5,916     248,945
*   Colonial Financial Services, Inc...................   2,714      35,974
*   Colony Bankcorp, Inc...............................   3,099      23,119
    Columbia Banking System, Inc.......................  79,715   2,027,152
    Comerica, Inc......................................  83,580   3,468,570
#   Commerce Bancshares, Inc...........................  47,465   1,898,600
    Commercial National Financial Corp.................   1,413      31,298
    Community Bank Shares of Indiana, Inc..............     255       6,890
#   Community Bank System, Inc.........................  61,428   2,065,824
*   Community Bankers Trust Corp.......................   1,472       6,418
#   Community Trust Bancorp, Inc.......................  22,510     710,866
    Community West Bancshares..........................   2,000      13,500
*   CommunityOne Bancorp...............................       1          10
    ConnectOne Bancorp, Inc............................  18,047     332,065
#   Consolidated-Tomoka Land Co........................   7,627     416,053
*   Consumer Portfolio Services, Inc...................  13,992      78,355
*   Cowen Group, Inc. Class A.......................... 109,650     456,144
    Crawford & Co. Class A.............................  30,901     239,483

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
#   Crawford & Co. Class B.............................  14,955 $  139,829
#*  Credit Acceptance Corp.............................  12,904  2,034,187
    Cullen/Frost Bankers, Inc..........................  51,172  3,188,016
#*  Customers Bancorp, Inc.............................   5,786    113,695
#   CVB Financial Corp................................. 107,602  1,572,065
#   Diamond Hill Investment Group, Inc.................     900    117,054
    Dime Community Bancshares, Inc.....................  59,297    875,224
    Discover Financial Services........................  38,187  2,076,609
#   Donegal Group, Inc. Class A........................  22,291    356,433
    Donegal Group, Inc. Class B........................   3,821     89,125
#*  Doral Financial Corp...............................     782      2,252
*   E*TRADE Financial Corp............................. 140,013  3,227,300
    Eagle Bancorp Montana, Inc.........................     514      5,623
*   Eagle Bancorp, Inc.................................   1,400     47,880
    East West Bancorp, Inc............................. 113,028  4,089,353
*   Eastern Virginia Bankshares, Inc...................   3,468     21,675
#   Eaton Vance Corp...................................  14,275    574,569
#*  eHealth, Inc.......................................  15,901    162,826
    EMC Insurance Group, Inc...........................  12,475    402,444
    Employers Holdings, Inc............................  41,765    868,712
#*  Encore Capital Group, Inc..........................  31,420  1,169,452
    Endurance Specialty Holdings, Ltd..................  74,333  4,543,233
*   Enova International, Inc...........................  40,571    780,992
*   Enstar Group, Ltd..................................  15,901  2,146,158
#   Enterprise Bancorp, Inc............................   5,554    113,579
    Enterprise Financial Services Corp.................  19,979    381,799
    Erie Indemnity Co. Class A.........................  10,447    905,337
#   ESB Financial Corp.................................  15,721    262,698
    ESSA Bancorp, Inc..................................  12,521    152,130
    Evans Bancorp, Inc.................................   2,412     57,044
#   EverBank Financial Corp............................  22,346    389,938
    Evercore Partners, Inc. Class A....................  17,587    841,890
    Everest Re Group, Ltd..............................  26,993  4,626,060
#*  Ezcorp, Inc. Class A...............................  62,875    648,241
*   Farmers Capital Bank Corp..........................   5,719    127,762
    FBL Financial Group, Inc. Class A..................  32,494  1,695,862
    Federal Agricultural Mortgage Corp. Class A........     987     22,454
    Federal Agricultural Mortgage Corp. Class C........  10,912    300,626
#   Federated Investors, Inc. Class B..................  13,772    435,333
    Federated National Holding Co......................  20,896    608,283
    Fidelity Southern Corp.............................   9,677    147,961
    Fifth Third Bancorp................................ 471,589  8,158,490
#   Financial Engines, Inc.............................     337     12,098
    Financial Institutions, Inc........................  15,696    345,783
*   First Acceptance Corp..............................  27,407     63,858
#   First American Financial Corp...................... 102,745  3,495,385
#   First Bancorp, Inc.................................   9,162    151,906
    First Bancorp.(318910106)..........................  15,597    258,910
*   First BanCorp.(318672706)..........................  96,739    531,097
*   First Bancshares, Inc..............................     700      4,928
    First Bancshares, Inc. (The).......................     222      3,097
#   First Busey Corp...................................  96,981    597,403
    First Business Financial Services, Inc.............   2,134     93,405

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
*   First Cash Financial Services, Inc.................  23,904 $1,188,507
    First Citizens BancShares, Inc. Class A............   9,598  2,342,392
#   First Commonwealth Financial Corp.................. 162,726  1,283,908
    First Community Bancshares, Inc....................  16,947    265,898
    First Defiance Financial Corp......................  10,454    318,429
    First Federal of Northern Michigan Bancorp, Inc....     800      4,664
    First Financial Bancorp............................  78,085  1,289,964
#   First Financial Bankshares, Inc....................  35,508    877,048
    First Financial Corp...............................  15,511    502,712
    First Financial Northwest, Inc.....................  17,156    205,700
#   First Horizon National Corp........................ 332,110  4,314,109
    First Interstate Bancsystem, Inc...................  25,964    620,540
#*  First Marblehead Corp. (The).......................   1,466      8,517
    First Merchants Corp...............................  46,316  1,011,541
    First Midwest Bancorp, Inc......................... 124,155  1,911,987
*   First NBC Bank Holding Co..........................   4,818    149,165
    First Niagara Financial Group, Inc................. 377,295  3,063,635
o*  First Place Financial Corp.........................  10,608          1
    First Republic Bank................................   8,640    439,949
    First South Bancorp, Inc...........................   7,807     62,066
*   First United Corp..................................   3,697     31,388
#   First West Virginia Bancorp........................     796     17,456
    FirstMerit Corp.................................... 141,535  2,319,051
*   Flagstar Bancorp, Inc..............................  11,109    157,859
    Flushing Financial Corp............................  45,120    816,672
#   FNB Corp........................................... 264,146  3,169,752
    FNF Group.......................................... 190,265  6,678,301
*   FNFV Group.........................................  63,414    786,334
*   Forest City Enterprises, Inc. Class A..............  77,840  1,907,080
*   Forest City Enterprises, Inc. Class B..............   8,417    206,385
#*  Forestar Group, Inc................................  47,689    632,833
    Fox Chase Bancorp, Inc.............................  19,210    311,970
    Franklin Resources, Inc............................  10,401    535,964
#*  FRP Holdings, Inc..................................   7,762    280,984
    Fulton Financial Corp.............................. 310,023  3,456,756
#   FXCM, Inc. Class A.................................  36,999     81,398
#   Gain Capital Holdings, Inc.........................   9,041     73,684
*   GAINSCO, Inc.......................................   1,497     15,599
    GAMCO Investors, Inc. Class A......................   3,733    304,799
*   Genworth Financial, Inc. Class A................... 224,077  1,564,057
    German American Bancorp, Inc.......................  12,054    337,512
    GFI Group, Inc..................................... 131,667    738,652
    Glacier Bancorp, Inc...............................  71,411  1,590,323
*   Global Indemnity P.L.C.............................  16,912    443,771
    Goldman Sachs Group, Inc. (The)....................  52,050  8,973,940
#   Great Southern Bancorp, Inc........................  14,373    519,153
*   Green Dot Corp. Class A............................  36,518    556,900
#   Greenhill & Co., Inc...............................   4,528    166,993
*   Greenlight Capital Re, Ltd. Class A................  44,716  1,404,530
    Griffin Land & Nurseries, Inc......................   4,473    132,580
    Guaranty Bancorp...................................   3,867     51,740
    Guaranty Federal Bancshares, Inc...................   1,886     27,819
*   Hallmark Financial Services, Inc...................  24,580    271,363

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    Hampden Bancorp, Inc...............................   4,725 $    94,925
#*  Hampton Roads Bankshares, Inc......................     520         842
    Hancock Holding Co.................................  87,451   2,283,346
    Hanmi Financial Corp...............................  49,523     983,527
    Hanover Insurance Group, Inc. (The)................  77,565   5,351,985
    Harleysville Savings Financial Corp................   2,920      51,976
    Hartford Financial Services Group, Inc. (The)...... 257,997  10,036,083
    Hawthorn Bancshares, Inc...........................   2,201      31,320
    HCC Insurance Holdings, Inc........................  99,330   5,298,262
#   HCI Group, Inc.....................................  21,984   1,015,881
    Heartland Financial USA, Inc.......................  16,865     465,811
    Heritage Commerce Corp.............................  21,259     177,725
    Heritage Financial Corp............................  28,524     442,692
    Heritage Financial Group, Inc......................   5,663     135,742
    HF Financial Corp..................................   4,200      60,522
    HFF, Inc. Class A..................................  17,098     580,819
*   Hilltop Holdings, Inc.............................. 109,018   1,978,677
    Hingham Institution for Savings....................     872      76,736
*   HMN Financial, Inc.................................   1,450      17,748
    Home Bancorp, Inc..................................   7,010     153,379
    Home BancShares, Inc...............................  50,522   1,496,462
*   HomeTrust Bancshares, Inc..........................   1,712      26,450
    HopFed Bancorp, Inc................................   2,207      29,154
    Horace Mann Educators Corp.........................  54,622   1,664,332
#   Horizon Bancorp....................................   5,960     133,385
*   Howard Hughes Corp. (The)..........................  14,082   1,839,532
    Hudson City Bancorp, Inc........................... 253,527   2,274,137
#   Hudson Valley Holding Corp.........................  17,863     440,680
    Huntington Bancshares, Inc......................... 486,672   4,876,453
    Iberiabank Corp....................................  52,089   2,844,580
#   Independence Holding Co............................  15,010     190,777
    Independent Bank Corp.(453836108)..................  35,915   1,358,664
    Independent Bank Corp.(453838609)..................   7,338      90,257
#   Independent Bank Group, Inc........................   1,894      59,112
    Infinity Property & Casualty Corp..................  12,729     894,467
    Interactive Brokers Group, Inc. Class A............  88,790   2,719,638
    Intercontinental Exchange, Inc.....................   6,864   1,412,131
#*  InterGroup Corp. (The).............................     235       4,249
    International Bancshares Corp......................  81,105   1,825,674
    Intervest Bancshares Corp. Class A.................  18,510     182,324
#*  INTL. FCStone, Inc.................................  22,231     428,614
    Invesco, Ltd.......................................  67,533   2,480,487
*   Investment Technology Group, Inc...................  55,269   1,146,832
#   Investors Bancorp, Inc............................. 308,848   3,400,416
#   Investors Title Co.................................   1,606     115,214
#   Janus Capital Group, Inc...........................  87,711   1,538,451
    JMP Group, Inc.....................................  23,032     175,734
    Jones Lang LaSalle, Inc............................  18,950   2,787,166
    JPMorgan Chase & Co................................ 438,800  23,861,944
*   KCG Holdings, Inc. Class A.........................  52,874     646,649
#*  Kearny Financial Corp..............................  57,758     750,854
    Kemper Corp........................................  89,106   3,110,690
    Kennedy-Wilson Holdings, Inc.......................  29,570     786,266

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    Kentucky First Federal Bancorp.....................   2,320 $   19,070
    KeyCorp............................................ 391,336  5,083,455
#*  Ladenburg Thalmann Financial Services, Inc.........  33,145    126,282
    Lake Shore Bancorp, Inc............................     339      4,449
    Lakeland Bancorp, Inc..............................  38,547    415,922
    Lakeland Financial Corp............................  21,673    817,939
    Landmark Bancorp, Inc..............................   2,106     44,226
    LegacyTexas Financial Group, Inc...................  40,834    809,330
    Legg Mason, Inc....................................  96,495  5,349,683
*   LendingTree, Inc...................................   9,403    387,216
    Leucadia National Corp............................. 164,977  3,740,029
    Lincoln National Corp.............................. 118,951  5,945,171
    LNB Bancorp, Inc...................................   9,079    157,975
    Loews Corp......................................... 111,774  4,276,473
    Louisiana Bancorp, Inc.............................   3,003     64,144
#   LPL Financial Holdings, Inc........................  18,452    759,300
#   M&T Bank Corp......................................  59,225  6,701,901
#   Macatawa Bank Corp.................................  31,196    164,403
*   Magyar Bancorp, Inc................................   1,971     16,359
#   Maiden Holdings, Ltd............................... 104,261  1,303,262
    MainSource Financial Group, Inc....................  20,695    397,344
*   Malvern Bancorp, Inc...............................     241      2,880
    Manning & Napier, Inc..............................   5,245     56,174
*   Markel Corp........................................   7,917  5,410,161
    MarketAxess Holdings, Inc..........................  25,322  1,923,712
    Marlin Business Services Corp......................  15,362    246,560
    Marsh & McLennan Cos., Inc.........................  17,700    951,729
#*  Maui Land & Pineapple Co., Inc.....................   4,186     26,414
    MB Financial, Inc.................................. 107,019  3,040,410
*   MBIA, Inc.......................................... 239,343  1,919,531
*   MBT Financial Corp.................................  11,054     56,707
#   Meadowbrook Insurance Group, Inc...................  85,843    712,497
    Mercantile Bank Corp...............................  13,932    264,708
    Merchants Bancshares, Inc..........................   7,187    192,396
    Mercury General Corp...............................  49,954  2,854,871
*   Meridian Bancorp, Inc..............................  43,495    504,977
    Meta Financial Group, Inc..........................   2,741     91,741
    MetLife, Inc....................................... 108,351  5,038,321
*   Metro Bancorp, Inc.................................  16,325    415,635
#*  MGIC Investment Corp...............................  70,927    604,298
    Mid Penn Bancorp, Inc..............................     778     12,059
#   MidSouth Bancorp, Inc..............................  10,075    140,446
    MidWestOne Financial Group, Inc....................   6,846    191,825
#   Montpelier Re Holdings, Ltd........................  54,538  1,915,920
    Morgan Stanley..................................... 177,932  6,015,881
*   MSB Financial Corp.................................     600      6,342
    MSCI, Inc..........................................  28,946  1,557,874
    MutualFirst Financial, Inc.........................   5,151    112,755
    NASDAQ OMX Group, Inc. (The).......................  91,090  4,153,704
    National Bank Holdings Corp. Class A...............   8,791    162,194
#   National Interstate Corp...........................  23,251    599,178
    National Penn Bancshares, Inc...................... 235,766  2,286,930
    National Security Group, Inc. (The)................     419      5,552

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    National Western Life Insurance Co. Class A........   2,337 $  557,117
#*  Nationstar Mortgage Holdings, Inc..................   3,026     77,798
*   Naugatuck Valley Financial Corp....................     989      8,575
    Navient Corp....................................... 100,491  1,983,692
*   Navigators Group, Inc. (The).......................  18,411  1,366,464
#   NBT Bancorp, Inc...................................  46,953  1,080,389
    Nelnet, Inc. Class A...............................  50,538  2,210,532
    New Hampshire Thrift Bancshares, Inc...............   4,833     73,317
#   New York Community Bancorp, Inc.................... 206,831  3,195,539
*   NewBridge Bancorp..................................  12,686     99,458
*   NewStar Financial, Inc.............................  49,671    525,022
*   Nicholas Financial, Inc............................   3,515     50,018
    Northeast Bancorp..................................     118      1,061
    Northeast Community Bancorp, Inc...................   9,104     63,182
    Northern Trust Corp................................  20,870  1,364,481
#   Northfield Bancorp, Inc............................  67,033    965,275
    Northrim BanCorp, Inc..............................   6,399    132,651
    NorthStar Asset Management Group, Inc..............     507     10,733
    Northwest Bancshares, Inc.......................... 156,661  1,848,600
#   Norwood Financial Corp.............................   1,641     49,132
#   Ocean Shore Holding Co.............................   6,104     86,250
    OceanFirst Financial Corp..........................  19,770    320,274
#*  Ocwen Financial Corp...............................  26,977    165,099
#   OFG Bancorp........................................  81,037  1,304,696
    Ohio Valley Banc Corp..............................   2,002     48,048
    Old Line Bancshares, Inc...........................   1,957     28,259
    Old National Bancorp............................... 171,383  2,298,246
    Old Republic International Corp.................... 242,918  3,410,569
*   Old Second Bancorp, Inc............................  11,059     60,161
    OneBeacon Insurance Group, Ltd. Class A............  34,622    547,374
    Oppenheimer Holdings, Inc. Class A.................   8,275    163,431
    Oritani Financial Corp.............................  70,654    996,928
    Pacific Continental Corp...........................  17,807    225,080
*   Pacific Mercantile Bancorp.........................   9,408     64,445
*   Pacific Premier Bancorp, Inc.......................   4,508     66,989
    PacWest Bancorp.................................... 125,913  5,383,410
#   Park National Corp.................................  14,100  1,133,781
    Park Sterling Corp.................................  21,825    146,228
    PartnerRe, Ltd.....................................  50,223  5,745,511
#*  Patriot National Bancorp, Inc......................   1,500      2,580
#   Peapack Gladstone Financial Corp...................  11,948    213,033
#   Penns Woods Bancorp, Inc...........................   4,255    188,965
*   PennyMac Financial Services, Inc. Class A..........   1,272     22,921
#   People's United Financial, Inc..................... 273,770  3,851,944
    Peoples Bancorp....................................   1,337     32,422
    Peoples Bancorp of North Carolina, Inc.............   3,297     59,445
    Peoples Bancorp, Inc...............................  11,426    261,084
*   PHH Corp...........................................  58,457  1,457,918
*   Phoenix Cos., Inc. (The)...........................   6,427    398,667
*   PICO Holdings, Inc.................................  30,924    494,475
    Pinnacle Financial Partners, Inc...................  39,217  1,409,459
*   Piper Jaffray Cos..................................  20,441  1,043,513
    Platinum Underwriters Holdings, Ltd................  39,027  2,881,363

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    PNC Financial Services Group, Inc. (The)...........  61,706 $5,216,625
*   Popular, Inc.......................................  88,815  2,738,166
#*  PRA Group, Inc.....................................  42,410  2,100,143
    Preferred Bank.....................................   4,326    112,952
    Premier Financial Bancorp, Inc.....................   6,434     95,416
    Primerica, Inc.....................................  71,138  3,531,290
    Principal Financial Group, Inc..................... 157,281  7,381,197
    PrivateBancorp, Inc................................  84,580  2,566,157
    ProAssurance Corp..................................  67,820  3,009,173
    Progressive Corp. (The)............................  93,236  2,419,474
    Prosperity Bancshares, Inc.........................  62,864  2,878,543
    Protective Life Corp...............................  77,513  5,422,034
    Provident Financial Holdings, Inc..................   9,638    149,582
    Provident Financial Services, Inc..................  84,980  1,475,253
    Prudential Bancorp, Inc............................   5,096     62,018
    Prudential Financial, Inc..........................  53,496  4,059,276
*   PSB Holdings, Inc..................................   3,252     24,520
    Pulaski Financial Corp.............................  10,937    130,150
#   Pzena Investment Management, Inc. Class A..........   5,045     41,016
    QC Holdings, Inc...................................  12,392     21,004
    QCR Holdings, Inc..................................     309      5,438
#   Radian Group, Inc.................................. 128,091  2,018,714
    Raymond James Financial, Inc.......................  19,745  1,038,982
#   RCS Capital Corp. Class A..........................   3,475     32,769
*   Realogy Holdings Corp..............................  46,842  2,178,153
    Regions Financial Corp............................. 613,306  5,335,762
    Reinsurance Group of America, Inc..................  62,346  5,162,872
#   RenaissanceRe Holdings, Ltd........................  48,343  4,623,041
    Renasant Corp......................................  39,602  1,035,988
    Republic Bancorp, Inc. Class A.....................  20,236    461,178
*   Republic First Bancorp, Inc........................  20,713     71,046
#   Resource America, Inc. Class A.....................  26,031    228,812
*   Riverview Bancorp, Inc.............................  13,240     58,256
#   RLI Corp...........................................  45,170  2,118,925
*   Royal Bancshares of Pennsylvania, Inc. Class A.....  12,894     23,209
#   S&T Bancorp, Inc...................................  34,986    961,765
#*  Safeguard Scientifics, Inc.........................  32,184    589,933
    Safety Insurance Group, Inc........................  27,088  1,678,102
#   Salisbury Bancorp, Inc.............................     856     23,369
    Sandy Spring Bancorp, Inc..........................  29,134    720,484
    SB Financial Group, Inc............................   3,194     30,694
*   Seacoast Banking Corp. of Florida..................  12,763    161,580
*   Security National Financial Corp. Class A..........   2,358     14,008
    SEI Investments Co.................................  12,500    502,125
*   Select Bancorp, Inc................................   2,187     15,681
    Selective Insurance Group, Inc.....................  63,607  1,642,333
*   Shore Bancshares, Inc..............................   6,118     56,592
    SI Financial Group, Inc............................   6,709     73,866
*   Siebert Financial Corp.............................   9,393     16,720
    Sierra Bancorp.....................................  11,952    189,320
*   Signature Bank.....................................  20,513  2,402,688
    Simmons First National Corp. Class A...............  23,870    893,215
    Simplicity Bancorp, Inc............................   9,310    163,763

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    SLM Corp........................................... 304,190 $2,771,171
    South State Corp...................................  24,043  1,435,608
*   Southcoast Financial Corp..........................   5,735     43,013
*   Southern First Bancshares, Inc.....................   2,825     49,438
    Southern Missouri Bancorp, Inc.....................   1,465     54,205
#   Southern National Bancorp of Virginia, Inc.........     712      7,939
#   Southside Bancshares, Inc..........................  26,581    725,661
    Southwest Bancorp, Inc.............................  27,307    416,705
    Southwest Georgia Financial Corp...................   1,854     25,715
#*  St Joe Co. (The)...................................  39,684    641,293
    StanCorp Financial Group, Inc......................  68,384  4,242,543
    State Auto Financial Corp..........................  40,019    880,418
    State Street Corp..................................  49,732  3,556,335
    Sterling Bancorp................................... 104,024  1,371,036
    Stewart Information Services Corp..................  34,980  1,252,284
*   Stifel Financial Corp..............................  68,092  3,210,538
#   Stock Yards Bancorp, Inc...........................  15,322    471,918
*   Stratus Properties, Inc............................   6,580     88,698
    Suffolk Bancorp....................................  12,947    297,781
    Summit State Bank..................................   1,156     15,502
*   Sun Bancorp, Inc...................................  10,488    191,930
    SunTrust Banks, Inc................................  59,577  2,288,948
    Susquehanna Bancshares, Inc........................ 318,252  4,013,158
    Sussex Bancorp.....................................   2,146     21,460
*   SVB Financial Group................................  34,761  3,924,517
    Symetra Financial Corp............................. 126,943  2,578,212
    Synovus Financial Corp............................. 148,262  3,820,712
    T Rowe Price Group, Inc............................   3,600    283,392
    TCF Financial Corp................................. 266,969  3,924,444
    TD Ameritrade Holding Corp.........................  41,454  1,342,695
*   Tejon Ranch Co.....................................  17,861    439,738
    Territorial Bancorp, Inc...........................  12,058    262,141
#   Teton Advisors, Inc. Class A.......................      39      2,132
*   Texas Capital Bancshares, Inc......................  42,608  1,740,537
    TFS Financial Corp.................................  60,670    850,593
    Timberland Bancorp, Inc............................   3,941     41,381
#   Tompkins Financial Corp............................  17,262    885,023
    Torchmark Corp.....................................  22,860  1,144,600
#   Towne Bank.........................................  25,265    366,595
    Travelers Cos., Inc. (The).........................  66,684  6,856,449
    Trico Bancshares...................................  22,318    521,125
#*  Trinity Place Holdings, Inc........................   9,588     71,910
*   TriState Capital Holdings, Inc.....................     896      8,476
#   TrustCo Bank Corp.................................. 128,218    824,442
#   Trustmark Corp..................................... 109,223  2,333,003
    U.S. Bancorp....................................... 118,110  4,949,990
#   UMB Financial Corp.................................  46,127  2,238,082
    Umpqua Holdings Corp............................... 183,735  2,849,730
    Union Bankshares Corp..............................  56,590  1,131,800
#   Union Bankshares, Inc..............................   2,000     49,590
    United Bancshares, Inc.............................   2,040     29,580
#   United Bankshares, Inc.............................  92,393  3,123,807
    United Community Bancorp...........................     993     11,767

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Financials -- (Continued)
    United Community Banks, Inc........................  61,425 $  1,075,552
#   United Community Financial Corp....................  11,968       64,627
    United Financial Bancorp, Inc......................  69,314      862,266
    United Fire Group, Inc.............................  29,011      810,567
*   United Security Bancshares.........................  11,101       57,281
    United Security Bancshares, Inc....................     600        5,037
    Unity Bancorp, Inc.................................   6,359       58,248
    Universal Insurance Holdings, Inc..................  83,507    1,939,868
    Univest Corp. of Pennsylvania......................  18,206      337,175
    Unum Group......................................... 115,811    3,597,090
    Validus Holdings, Ltd.............................. 105,899    4,198,895
#   Valley National Bancorp............................  92,220      837,358
    Virtus Investment Partners, Inc....................   5,803      787,061
    Voya Financial, Inc................................  70,930    2,766,979
#   VSB Bancorp, Inc...................................     170        2,006
    Waddell & Reed Financial, Inc. Class A.............   5,916      264,504
*   Walker & Dunlop, Inc...............................   4,092       72,633
    Washington Federal, Inc............................ 169,620    3,368,653
    Washington Trust Bancorp, Inc......................  17,883      654,875
#   Waterstone Financial, Inc..........................  34,410      436,319
    Wayne Savings Bancshares, Inc......................   1,684       22,330
    Webster Financial Corp............................. 151,728    4,632,256
    Wells Fargo & Co................................... 507,676   26,358,538
#   WesBanco, Inc......................................  34,247    1,033,574
#   West Bancorporation, Inc...........................  17,389      284,484
#   Westamerica Bancorporation.........................  16,680      678,542
*   Western Alliance Bancorp...........................  81,523    2,095,956
    Westfield Financial, Inc...........................  30,858      222,178
#   Westwood Holdings Group, Inc.......................   4,920      290,231
    White Mountains Insurance Group, Ltd...............     549      353,874
    Willis Group Holdings P.L.C........................  12,547      543,285
    Wilshire Bancorp, Inc.............................. 134,815    1,226,817
    Wintrust Financial Corp............................  80,413    3,495,553
#   WisdomTree Investments, Inc........................  50,577      881,051
#*  World Acceptance Corp..............................  13,047      958,302
    WR Berkley Corp....................................  69,300    3,395,007
    WSFS Financial Corp................................   8,036      593,539
    WVS Financial Corp.................................   1,627       18,434
    XL Group P.L.C..................................... 137,506    4,742,582
*   Yadkin Financial Corp..............................   8,774      167,232
    Zions Bancorporation............................... 176,285    4,223,789
                                                                ------------
Total Financials.......................................          783,779,204
                                                                ------------
Health Care -- (7.5%)
#   Abaxis, Inc........................................   3,959      243,399
    Abbott Laboratories................................  52,410    2,345,872
#*  Acadia Healthcare Co., Inc.........................  15,514      895,933
#*  Accelerate Diagnostics, Inc........................   2,491       53,556
#*  Accuray, Inc.......................................  26,291      193,765
#*  Acorda Therapeutics, Inc...........................   8,725      362,524
*   Actavis P.L.C......................................  12,249    3,264,848
#*  Adcare Health Systems, Inc.........................      49          196
*   Addus HomeCare Corp................................  10,890      241,540

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Health Care -- (Continued)
    Aetna, Inc.........................................  47,160 $4,330,231
#*  Affymetrix, Inc....................................  94,048  1,038,290
    Agilent Technologies, Inc..........................  15,200    574,104
*   Agios Pharmaceuticals, Inc.........................     481     55,758
#*  Air Methods Corp...................................  30,597  1,271,305
#*  Akorn, Inc.........................................  38,183  1,625,832
#*  Albany Molecular Research, Inc.....................  35,314    576,678
*   Alere, Inc.........................................  90,727  3,691,682
*   Alexion Pharmaceuticals, Inc.......................  10,000  1,832,400
*   Align Technology, Inc..............................  13,755    729,703
#*  Alkermes P.L.C.....................................   9,386    678,138
#*  Alliance HealthCare Services, Inc..................   5,402    121,761
*   Allied Healthcare Products, Inc....................   4,920      7,675
#*  Allscripts Healthcare Solutions, Inc............... 169,936  2,023,938
*   Almost Family, Inc.................................  11,767    357,246
#*  Alnylam Pharmaceuticals, Inc.......................   7,135    669,477
*   Alphatec Holdings, Inc.............................  91,449    117,055
#*  AMAG Pharmaceuticals, Inc..........................  16,335    721,844
*   Amedisys, Inc......................................  39,704  1,118,859
*   American Shared Hospital Services..................     900      2,259
    AmerisourceBergen Corp.............................  16,800  1,596,840
    Amgen, Inc.........................................  26,155  3,982,360
*   AMN Healthcare Services, Inc.......................  64,722  1,218,068
*   Amsurg Corp........................................  56,628  3,124,733
    Analogic Corp......................................  11,775    960,016
*   AngioDynamics, Inc.................................  45,681    879,131
*   Anika Therapeutics, Inc............................  29,134  1,141,470
    Anthem, Inc........................................  49,131  6,630,720
*   Arqule, Inc........................................  26,950     31,262
*   Arrhythmia Research Technology, Inc................   1,153      8,867
#*  athenahealth, Inc..................................     111     15,508
    Atrion Corp........................................   2,187    732,645
*   Bio-Rad Laboratories, Inc. Class A.................  17,546  2,008,491
*   Bio-Rad Laboratories, Inc. Class B.................   1,277    142,468
*   Bio-Reference Laboratories, Inc....................  10,468    350,992
    Bio-Techne Corp....................................   3,452    321,105
#*  Bioanalytical Systems, Inc.........................   1,915      3,983
#*  Biodel, Inc........................................   4,308      6,484
*   Biogen Idec, Inc...................................   6,870  2,673,529
*   BioMarin Pharmaceutical, Inc.......................   7,300    709,268
#*  BioScrip, Inc...................................... 127,687    734,200
*   Biospecifics Technologies Corp.....................   2,742    107,870
*   Biota Pharmaceuticals, Inc.........................   6,230     14,952
*   BioTelemetry, Inc..................................  26,941    266,177
*   Boston Scientific Corp............................. 189,811  2,811,101
#*  Bovie Medical Corp.................................  13,510     47,285
*   Brookdale Senior Living, Inc.......................  21,863    737,876
#*  Bruker Corp........................................  13,400    252,724
*   Cambrex Corp.......................................  47,097  1,056,386
    Cantel Medical Corp................................  30,310  1,229,677
*   Capital Senior Living Corp.........................  30,675    732,212
    Cardinal Health, Inc...............................  11,763    978,564
*   CareFusion Corp.................................... 117,444  6,964,429

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Health Care -- (Continued)
*   CASI Pharmaceuticals, Inc..........................      63 $      106
#*  Celsion Corp.......................................     422        933
*   Centene Corp.......................................  38,472  4,199,603
*   Cerner Corp........................................   8,000    530,800
*   Charles River Laboratories International, Inc......  34,819  2,414,698
#   Chemed Corp........................................  12,392  1,253,327
    Cigna Corp.........................................  18,390  1,964,604
*   Community Health Systems, Inc...................... 165,459  7,788,155
#   Computer Programs & Systems, Inc...................   7,500    369,450
    CONMED Corp........................................  29,451  1,403,046
#   Cooper Cos., Inc. (The)............................  16,765  2,643,002
*   Corvel Corp........................................  11,386    375,055
*   Covance, Inc.......................................   7,051    748,887
    CR Bard, Inc.......................................   4,262    728,930
*   Cross Country Healthcare, Inc......................  37,432    382,929
    CryoLife, Inc......................................  30,220    340,277
#*  Cumberland Pharmaceuticals, Inc....................  23,868    138,673
#*  Cutera, Inc........................................  17,043    226,672
*   Cyberonics, Inc....................................   7,696    427,667
*   Cynosure, Inc. Class A.............................  23,396    707,027
#*  Cytokinetics, Inc..................................   9,109     64,583
*   DaVita HealthCare Partners, Inc....................  30,198  2,266,662
    Daxor Corp.........................................   4,092     25,493
    DENTSPLY International, Inc........................  10,234    511,956
*   Depomed, Inc.......................................  37,985    693,986
*   DexCom, Inc........................................   1,931    115,435
    Digirad Corp.......................................  16,700     69,305
#*  Durect Corp........................................  18,046     16,963
*   Edwards Lifesciences Corp..........................   7,400    927,590
*   Emergent Biosolutions, Inc.........................  44,346  1,243,018
*   Endo International P.L.C...........................  14,350  1,142,409
    Ensign Group, Inc. (The)...........................  32,360  1,342,940
*   Envision Healthcare Holdings, Inc..................   8,787    302,097
#*  Enzo Biochem, Inc..................................  39,085    123,118
#*  EPIRUS Biopharmaceuticals, Inc.....................     195        965
#*  Exact Sciences Corp................................   3,900    106,119
*   Exactech, Inc......................................  14,628    304,116
#*  ExamWorks Group, Inc...............................  23,719    876,654
*   Express Scripts Holding Co.........................  40,752  3,289,094
*   Five Star Quality Care, Inc........................  71,415    248,524
*   Genesis Healthcare, Inc............................  19,937    165,477
*   Gentiva Health Services, Inc.......................  33,864    657,639
*   Globus Medical, Inc. Class A.......................  10,949    258,177
*   Greatbatch, Inc....................................  25,442  1,235,464
*   Haemonetics Corp...................................  30,688  1,215,245
*   Halyard Health, Inc................................   1,460     65,072
#*  Hanger, Inc........................................  33,076    713,780
*   Harvard Apparatus Regenerative Technology, Inc.....   7,831     25,451
*   Harvard Bioscience, Inc............................  35,325    184,043
*   Health Net, Inc....................................  77,846  4,216,918
    HealthSouth Corp...................................  20,397    899,508
*   HealthStream, Inc..................................  17,545    495,822
*   Healthways, Inc....................................  44,553    918,683

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Health Care -- (Continued)
*   Henry Schein, Inc..................................   8,644 $1,193,477
    Hill-Rom Holdings, Inc.............................  57,363  2,739,657
#*  HMS Holdings Corp..................................  34,320    679,021
*   Hologic, Inc.......................................  65,441  1,987,116
*   Hospira, Inc.......................................  11,600    735,788
    Humana, Inc........................................  18,374  2,690,689
*   Hyperion Therapeutics, Inc.........................   4,827    122,123
*   ICU Medical, Inc...................................  13,600  1,136,688
*   Idera Pharmaceuticals, Inc.........................  20,811     94,066
#*  IDEXX Laboratories, Inc............................   1,249    197,867
#*  IGI Laboratories, Inc..............................   1,128     11,235
*   Illumina, Inc......................................   9,020  1,760,614
#*  Impax Laboratories, Inc............................  67,957  2,491,983
#*  Incyte Corp........................................   9,122    727,115
*   Infinity Pharmaceuticals, Inc......................  21,177    326,973
#*  InfuSystems Holdings, Inc..........................   6,961     19,212
*   Insys Therapeutics, Inc............................   1,525     72,864
*   Integra LifeSciences Holdings Corp.................  20,953  1,167,501
*   Intuitive Surgical, Inc............................   1,500    741,720
    Invacare Corp......................................  39,730    582,044
#*  IPC Healthcare, Inc................................   9,270    374,137
*   Iridex Corp........................................   1,950     17,647
#*  Jazz Pharmaceuticals P.L.C.........................   4,993    845,515
    Johnson & Johnson..................................  90,092  9,021,813
    Kewaunee Scientific Corp...........................   2,037     36,544
    Kindred Healthcare, Inc............................  91,955  1,697,489
*   Laboratory Corp. of America Holdings...............   9,884  1,134,486
#   Landauer, Inc......................................   2,932     82,008
#*  Lannett Co., Inc...................................  21,420  1,015,951
    LeMaitre Vascular, Inc.............................  15,418    121,956
*   LHC Group, Inc.....................................  21,781    647,331
*   LifePoint Hospitals, Inc...........................  53,422  3,485,251
#*  Ligand Pharmaceuticals, Inc. Class B...............   5,504    313,288
#*  Luminex Corp.......................................  23,957    422,841
*   Magellan Health, Inc...............................  42,821  2,574,399
#*  Mallinckrodt P.L.C.................................  14,485  1,535,265
*   Masimo Corp........................................  21,257    542,479
#*  Mast Therapeutics, Inc.............................  19,471      8,509
    McKesson Corp......................................   8,300  1,764,995
*   MedAssets, Inc.....................................  60,312  1,116,375
o*  MedCath Corp.......................................  19,024         --
*   Medicines Co. (The)................................  65,397  1,874,932
*   MediciNova, Inc....................................  12,083     45,674
*   Medivation, Inc....................................     606     65,945
*   MEDNAX, Inc........................................  47,381  3,216,696
    Medtronic P.L.C....................................  50,525  3,607,501
    Merck & Co., Inc................................... 149,737  9,026,146
*   Merge Healthcare, Inc..............................  40,761    150,816
#   Meridian Bioscience, Inc...........................  24,088    416,722
*   Merit Medical Systems, Inc.........................  58,164    891,654
*   Misonix, Inc.......................................   3,363     44,963
*   Molina Healthcare, Inc.............................  46,900  2,387,679
*   Momenta Pharmaceuticals, Inc.......................  28,579    307,796

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
*   MWI Veterinary Supply, Inc.........................   6,192 $ 1,174,437
#*  Mylan, Inc.........................................  29,257   1,555,010
#*  Myriad Genetics, Inc...............................  20,479     766,324
    National Healthcare Corp...........................  15,011     945,243
#   National Research Corp. Class A....................  14,574     201,850
#   National Research Corp. Class B....................   2,429      83,922
#*  Natus Medical, Inc.................................  33,553   1,261,593
*   Neogen Corp........................................  10,000     461,000
*   NuVasive, Inc......................................  27,918   1,293,162
    Omnicare, Inc......................................  21,610   1,620,318
*   Omnicell, Inc......................................  35,106   1,117,424
#*  OncoGenex Pharmaceuticals, Inc.....................     350         703
#*  Opko Health, Inc...................................   9,313     112,967
*   OraSure Technologies, Inc..........................  32,598     299,576
*   Orthofix International NV..........................  24,892     759,206
#   Owens & Minor, Inc.................................  64,899   2,221,493
#*  Pacific Biosciences of California, Inc.............   4,073      32,747
*   Pain Therapeutics, Inc.............................  36,350      71,609
    Paratek Pharmaceuticals, Inc.......................   1,175      29,022
*   PAREXEL International Corp.........................  37,729   2,299,960
#   Patterson Cos., Inc................................  21,304   1,067,117
#*  PDI, Inc...........................................  16,959      26,456
#   PDL BioPharma, Inc.................................  34,563     251,964
    PerkinElmer, Inc...................................  73,180   3,345,058
#*  Pernix Therapeutics Holdings, Inc..................   7,231      60,090
    Perrigo Co. P.L.C..................................   5,808     881,306
    Pfizer, Inc........................................ 459,005  14,343,906
*   PharMerica Corp....................................  48,026   1,105,078
#*  PhotoMedex, Inc....................................   9,512      17,883
#*  Pozen, Inc.........................................  26,793     185,140
*   Prestige Brands Holdings, Inc......................  65,760   2,252,938
#*  Progenics Pharmaceuticals, Inc.....................  26,897     160,844
*   ProPhase Labs, Inc.................................   6,052       9,623
*   Providence Service Corp. (The).....................  23,442     914,238
#*  pSivida Corp.......................................   4,645      17,976
#*  Puma Biotechnology, Inc............................     352      74,300
#   Quality Systems, Inc...............................  25,964     422,954
#   Quest Diagnostics, Inc.............................  20,272   1,440,731
#*  Quidel Corp........................................  15,421     363,010
#*  RadNet, Inc........................................  24,475     193,108
*   Receptos, Inc......................................   1,234     135,950
*   Regeneron Pharmaceuticals, Inc.....................   6,200   2,583,292
#*  Repligen Corp......................................  23,578     572,710
#*  Repros Therapeutics, Inc...........................     186       1,600
#   ResMed, Inc........................................   9,600     599,712
#*  Rigel Pharmaceuticals, Inc.........................  76,349     158,042
*   RTI Surgical, Inc..................................  71,853     320,464
#*  Sagent Pharmaceuticals, Inc........................  16,177     415,264
#*  Salix Pharmaceuticals, Ltd.........................   3,676     495,047
#*  Sciclone Pharmaceuticals, Inc......................  71,111     524,799
#*  Seattle Genetics, Inc..............................   7,900     246,164
    Select Medical Holdings Corp....................... 146,220   1,976,894
    Simulations Plus, Inc..............................   1,800      11,448

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Health Care -- (Continued)
*   Sirona Dental Systems, Inc.........................  15,186 $  1,370,081
    Span-America Medical Systems, Inc..................   3,229       55,539
*   Special Diversified Opportunities, Inc.............  12,404       14,761
#*  Spectrum Pharmaceuticals, Inc......................  26,500      185,500
    St Jude Medical, Inc...............................  25,187    1,659,068
#*  Staar Surgical Co..................................   6,181       37,086
#*  StemCells, Inc.....................................   1,150        1,311
#*  Stereotaxis, Inc...................................   1,337        2,219
#   STERIS Corp........................................  28,908    1,885,380
    Stryker Corp.......................................   9,409      856,689
#*  Sucampo Pharmaceuticals, Inc. Class A..............  13,917      209,590
*   SunLink Health Systems, Inc........................   1,702        2,357
#*  Surgical Care Affiliates, Inc......................     400       12,900
#*  SurModics, Inc.....................................  18,031      413,271
*   Symmetry Surgical, Inc.............................  14,932      107,510
#*  Targacept, Inc.....................................  21,573       54,148
*   Taro Pharmaceutical Industries, Ltd................     116       19,314
*   Team Health Holdings, Inc..........................  13,423      693,969
#   Teleflex, Inc......................................  31,277    3,426,708
#*  Tenet Healthcare Corp..............................  31,779    1,343,616
#*  Theravance Biopharma, Inc..........................   1,106       17,961
    Thermo Fisher Scientific, Inc......................  24,082    3,015,307
#*  Thoratec Corp......................................  19,834      711,842
*   Tornier NV.........................................  26,718      645,774
#*  Triple-S Management Corp. Class B..................  32,166      774,557
#*  United Therapeutics Corp...........................   7,000      987,910
    UnitedHealth Group, Inc............................  73,435    7,802,469
*   Universal American Corp............................ 106,381      960,620
    Universal Health Services, Inc. Class B............  12,918    1,324,483
    US Physical Therapy, Inc...........................  14,542      564,084
#   Utah Medical Products, Inc.........................   3,789      214,798
#*  Varian Medical Systems, Inc........................   4,357      403,284
*   Vascular Solutions, Inc............................  15,185      413,943
*   VCA, Inc...........................................  91,528    4,768,609
*   Vical, Inc.........................................   6,156        6,402
*   Waters Corp........................................   2,957      352,031
*   WellCare Health Plans, Inc.........................  47,719    3,476,329
#   West Pharmaceutical Services, Inc..................  25,768    1,270,620
*   Wright Medical Group, Inc..........................  33,223      810,973
#*  XenoPort, Inc......................................   3,196       26,623
    Zimmer Holdings, Inc...............................  12,595    1,411,899
    Zoetis, Inc........................................ 134,752    5,757,953
                                                                ------------
Total Health Care......................................          290,808,124
                                                                ------------
Industrials -- (13.1%)
#   AAON, Inc..........................................  33,999      741,518
    AAR Corp...........................................  44,341    1,270,813
    ABM Industries, Inc................................  73,328    2,116,979
#   Acacia Research Corp...............................  23,571      295,109
*   ACCO Brands Corp................................... 157,099    1,244,224
*   Accuride Corp......................................  39,102      172,049
#   Aceto Corp.........................................  39,280      762,032
    Acme United Corp...................................   1,921       36,499

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
*   Active Power, Inc..................................     960 $    1,738
    Actuant Corp. Class A..............................  63,614  1,470,120
    Acuity Brands, Inc.................................   4,829    723,819
#*  Adept Technology, Inc..............................  10,771    100,170
#   ADT Corp. (The).................................... 117,987  4,058,753
*   Advisory Board Co. (The)...........................  12,196    571,748
*   AECOM.............................................. 148,628  3,778,124
*   Aegion Corp........................................  69,512  1,064,924
#*  AeroCentury Corp...................................   1,149      9,307
#*  Aerovironment, Inc.................................  32,371    828,374
#   AGCO Corp..........................................  92,553  4,011,247
#   Air Industries Group...............................   1,000     10,240
#   Air Lease Corp.....................................  81,445  2,845,688
*   Air Transport Services Group, Inc..................  89,516    745,668
    Aircastle, Ltd.....................................   4,801     96,308
    Alamo Group, Inc...................................  14,985    675,074
    Alaska Air Group, Inc..............................  55,226  3,748,189
    Albany International Corp. Class A.................  27,301    931,783
#   Allegiant Travel Co................................  12,089  2,191,373
    Allegion P.L.C.....................................   7,433    401,456
#   Alliant Techsystems, Inc...........................  16,370  2,133,175
    Allied Motion Technologies, Inc....................   7,832    175,593
    Allison Transmission Holdings, Inc.................  38,117  1,193,824
#   Altra Industrial Motion Corp.......................  35,532    907,843
*   AMERCO.............................................  19,302  5,522,495
#*  Ameresco, Inc. Class A.............................  15,221     88,738
    American Airlines Group, Inc.......................  40,944  2,009,532
#   American Railcar Industries, Inc...................  23,316  1,170,463
#   American Science & Engineering, Inc................   8,711    404,190
#*  American Superconductor Corp.......................  12,387      8,671
*   American Woodmark Corp.............................  18,446    758,684
    AMETEK, Inc........................................  24,074  1,153,145
#*  AMREP Corp.........................................   6,528     24,806
    AO Smith Corp......................................  27,188  1,615,239
    Apogee Enterprises, Inc............................  30,486  1,318,824
    Applied Industrial Technologies, Inc...............  35,309  1,427,543
*   ARC Document Solutions, Inc........................  67,082    615,142
    ArcBest Corp.......................................  28,900  1,076,814
    Argan, Inc.........................................  27,116    824,598
*   Armstrong World Industries, Inc....................  36,764  1,863,935
#*  Arotech Corp.......................................   3,519      8,023
    Astec Industries, Inc..............................  34,214  1,216,650
*   Astronics Corp.....................................   8,740    486,731
#*  Astronics Corp. Class B............................   3,845    215,320
#*  Atlas Air Worldwide Holdings, Inc..................  42,729  1,931,351
*   Avalon Holdings Corp. Class A......................     700      2,121
*   Avis Budget Group, Inc.............................  80,159  4,593,912
    AZZ, Inc...........................................  25,170  1,061,922
*   B/E Aerospace, Inc.................................  13,582    792,238
    Babcock & Wilcox Co. (The).........................  22,685    617,713
#   Baltic Trading, Ltd................................  11,628     18,837
    Barnes Group, Inc..................................  81,618  2,803,578
#   Barrett Business Services, Inc.....................  10,851    332,583

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
*   Beacon Roofing Supply, Inc.........................  54,616 $1,293,853
*   Blount International, Inc.......................... 107,295  1,663,072
#*  BlueLinx Holdings, Inc.............................  61,893     64,369
    Brady Corp. Class A................................  63,069  1,650,516
*   Breeze-Eastern Corp................................   7,923     79,626
#   Briggs & Stratton Corp.............................  76,718  1,412,378
    Brink's Co. (The)..................................  38,880    871,301
*   Broadwind Energy, Inc..............................      70        342
#*  Builders FirstSource, Inc..........................  52,668    311,795
*   CAI International, Inc.............................  25,760    540,187
    Carlisle Cos., Inc.................................  32,364  2,902,404
*   Casella Waste Systems, Inc. Class A................  26,530    101,079
    Caterpillar, Inc...................................  24,748  1,979,098
#*  CBIZ, Inc..........................................  81,292    673,098
    CDI Corp...........................................  23,674    402,221
    Ceco Environmental Corp............................  16,485    226,174
    Celadon Group, Inc.................................  36,314    865,363
*   Chart Industries, Inc..............................  23,323    664,706
#   Chicago Bridge & Iron Co. NV.......................   4,295    148,220
    Chicago Rivet & Machine Co.........................     508     15,504
    Cintas Corp........................................  14,003  1,102,036
    CIRCOR International, Inc..........................  18,896    933,273
    Civeo Corp.........................................  83,510    244,684
    CLARCOR, Inc.......................................  16,204  1,013,236
#*  Clean Harbors, Inc.................................  25,613  1,212,007
#*  Colfax Corp........................................  16,318    739,369
    Columbus McKinnon Corp.............................  26,907    674,020
    Comfort Systems USA, Inc...........................  53,538    891,408
*   Command Security Corp..............................   5,329     11,777
*   Commercial Vehicle Group, Inc......................  14,900     82,397
    Compx International, Inc...........................   2,522     27,212
    Con-way, Inc.......................................  64,427  2,639,574
#   Copa Holdings SA Class A...........................  12,260  1,318,073
*   Copart, Inc........................................  12,651    463,027
    Corporate Executive Board Co. (The)................  16,317  1,118,041
    Courier Corp.......................................  16,697    391,879
#   Covanta Holding Corp............................... 128,393  2,624,353
*   Covenant Transportation Group, Inc. Class A........  12,964    366,881
*   CPI Aerostructures, Inc............................   8,398     98,677
*   CRA International, Inc.............................  11,485    339,152
    Crane Co...........................................  16,743  1,020,486
    CSX Corp........................................... 254,141  8,462,895
#*  CTPartners Executive Search, Inc...................   3,804     20,846
    Cubic Corp.........................................  25,274  1,321,577
    Cummins, Inc.......................................   7,650  1,066,869
    Curtiss-Wright Corp................................  46,175  3,072,023
    Danaher Corp.......................................  35,456  2,920,865
#   Deere & Co.........................................  24,279  2,068,328
    Delta Air Lines, Inc...............................  79,618  3,766,728
#   Deluxe Corp........................................  29,437  1,911,344
*   DigitalGlobe, Inc..................................  90,160  2,424,402
#   Donaldson Co., Inc.................................  16,359    598,085
    Douglas Dynamics, Inc..............................  43,782    883,959

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
#   Dover Corp.........................................  22,423 $ 1,570,507
*   Ducommun, Inc......................................  11,679     303,304
    Dun & Bradstreet Corp. (The).......................   4,626     532,499
*   DXP Enterprises, Inc...............................  10,820     443,836
*   Dycom Industries, Inc..............................  38,369   1,182,149
    Dynamic Materials Corp.............................  16,673     236,090
    Eastern Co. (The)..................................   5,585     105,668
    Eaton Corp. P.L.C..................................  29,601   1,867,527
#*  Echo Global Logistics, Inc.........................  28,773     759,607
    Ecology and Environment, Inc. Class A..............   2,769      27,136
    EMCOR Group, Inc...................................  67,561   2,726,762
    Emerson Electric Co................................  31,243   1,778,976
    Encore Wire Corp...................................  22,353     684,672
#*  Energy Recovery, Inc...............................  44,908     148,196
    EnerSys............................................  44,760   2,613,089
#*  Engility Holdings, Inc.............................  18,925     755,108
    Ennis, Inc.........................................  32,470     433,150
*   EnPro Industries, Inc..............................  21,572   1,279,867
    EnviroStar, Inc....................................   1,100       2,618
    Equifax, Inc.......................................  11,845   1,000,429
    ESCO Technologies, Inc.............................  36,683   1,321,322
    Espey Manufacturing & Electronics Corp.............   3,027      81,154
*   Esterline Technologies Corp........................  25,958   2,909,632
    Exelis, Inc........................................ 104,287   1,784,351
    Expeditors International of Washington, Inc........  10,482     457,854
    Exponent, Inc......................................   8,018     642,563
    Federal Signal Corp................................  68,656   1,048,377
    FedEx Corp.........................................  24,897   4,210,332
    Flowserve Corp.....................................  10,200     555,798
    Fluor Corp.........................................  14,089     755,030
#   Fortune Brands Home & Security, Inc................  28,075   1,257,479
    Forward Air Corp...................................  23,606   1,059,909
*   Franklin Covey Co..................................  20,197     364,960
#   Franklin Electric Co., Inc.........................  37,816   1,293,685
#   FreightCar America, Inc............................  19,792     461,945
*   FTI Consulting, Inc................................  72,848   2,962,728
#*  Fuel Tech, Inc.....................................  26,879      86,819
*   Furmanite Corp.....................................  42,476     311,349
    G&K Services, Inc. Class A.........................  22,919   1,606,622
    GATX Corp..........................................  50,833   2,905,106
#*  Gencor Industries, Inc.............................   4,926      45,073
#*  GenCorp, Inc.......................................  18,966     318,629
#*  Generac Holdings, Inc..............................   6,138     268,476
#   General Cable Corp.................................  62,825     718,718
    General Dynamics Corp..............................  22,257   2,964,855
    General Electric Co................................ 600,239  14,339,710
*   Genesee & Wyoming, Inc. Class A....................  27,541   2,270,755
*   Gibraltar Industries, Inc..........................  33,716     510,460
    Global Brass & Copper Holdings, Inc................   7,264      95,376
#   Global Power Equipment Group, Inc..................  15,716     193,778
#*  Goldfield Corp. (The)..............................   9,421      21,386
#   Gorman-Rupp Co. (The)..............................  22,451     640,078
*   GP Strategies Corp.................................  21,718     724,947

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
    Graco, Inc.........................................   5,842 $  416,184
#*  GrafTech International, Ltd........................ 173,617    630,230
    Graham Corp........................................  10,133    209,652
    Granite Construction, Inc..........................  45,788  1,560,455
*   Great Lakes Dredge & Dock Corp.....................  78,537    610,232
#   Greenbrier Cos., Inc. (The)........................  32,885  1,707,718
    Griffon Corp.......................................  69,548  1,021,660
    H&E Equipment Services, Inc........................  33,189    582,135
    Hardinge, Inc......................................  13,131    149,825
    Harsco Corp........................................  83,219  1,228,312
#*  Hawaiian Holdings, Inc.............................  57,468  1,117,178
#*  HC2 Holdings, Inc..................................   3,645     27,192
*   HD Supply Holdings, Inc............................  19,840    571,987
#   Healthcare Services Group, Inc.....................  15,811    498,205
#   Heartland Express, Inc.............................  51,875  1,332,669
#   HEICO Corp.........................................   8,377    508,316
    HEICO Corp. Class A................................  13,054    615,757
    Heidrick & Struggles International, Inc............  24,712    547,618
#*  Heritage-Crystal Clean, Inc........................   1,954     24,914
    Herman Miller, Inc.................................  23,119    671,607
*   Hertz Global Holdings, Inc.........................  70,637  1,449,471
    Hexcel Corp........................................  23,845  1,054,664
*   Hill International, Inc............................  67,224    256,796
    Hillenbrand, Inc...................................  55,874  1,755,002
    HNI Corp...........................................  30,081  1,481,489
    Honeywell International, Inc.......................  22,922  2,240,855
    Houston Wire & Cable Co............................  25,592    283,303
*   Hub Group, Inc. Class A............................  56,510  1,887,434
    Hubbell, Inc. Class A..............................   1,952    211,890
    Hubbell, Inc. Class B..............................   6,877    729,237
*   Hudson Global, Inc.................................  34,265     83,949
    Huntington Ingalls Industries, Inc.................  21,126  2,463,292
    Hurco Cos., Inc....................................   9,943    348,800
*   Huron Consulting Group, Inc........................  23,009  1,730,737
    Hyster-Yale Materials Handling, Inc................  13,948    873,842
*   ICF International, Inc.............................  28,023  1,046,939
    IDEX Corp..........................................  17,759  1,284,864
*   IHS, Inc. Class A..................................   4,370    503,118
    Illinois Tool Works, Inc...........................  13,917  1,295,534
    Ingersoll-Rand P.L.C...............................  29,843  1,981,575
#*  InnerWorkings, Inc.................................  46,741    239,781
#*  Innovative Solutions & Support, Inc................  16,826     66,294
#   Insperity, Inc.....................................  30,992  1,299,804
    Insteel Industries, Inc............................  22,225    453,835
*   Integrated Electrical Services, Inc................  15,111    110,461
    Interface, Inc.....................................  29,517    463,712
    International Shipholding Corp.....................   1,100     18,436
#   Intersections, Inc.................................  18,573     63,520
    ITT Corp...........................................  29,937  1,072,044
*   Jacobs Engineering Group, Inc......................  12,712    484,327
#   JB Hunt Transport Services, Inc....................  10,031    798,568
#*  JetBlue Airways Corp............................... 331,433  5,564,760
    John Bean Technologies Corp........................  19,647    593,143

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Industrials -- (Continued)
#   Joy Global, Inc.................................... 48,576 $2,037,277
    Kadant, Inc........................................  1,953     77,612
    Kaman Corp......................................... 31,768  1,207,819
#   Kansas City Southern............................... 16,200  1,783,458
    KAR Auction Services, Inc.......................... 76,745  2,617,772
    KBR, Inc........................................... 45,455    751,371
    Kelly Services, Inc. Class A....................... 41,979    709,445
    Kelly Services, Inc. Class B.......................    700     11,925
#   Kennametal, Inc.................................... 33,652  1,057,346
*   Key Technology, Inc................................  5,258     67,302
    Kforce, Inc........................................ 37,672    881,525
    Kimball International, Inc. Class B................ 35,639    308,990
*   Kirby Corp......................................... 23,203  1,681,985
*   KLX, Inc...........................................  6,791    266,954
#   Knight Transportation, Inc......................... 95,381  2,717,405
#   Knightsbridge Shipping, Ltd........................ 63,354    254,050
    Knoll, Inc......................................... 36,618    750,303
*   Korn/Ferry International........................... 54,689  1,558,637
*   Kratos Defense & Security Solutions, Inc........... 77,882    378,507
    L-3 Communications Holdings, Inc................... 51,364  6,323,936
#   Landstar System, Inc............................... 16,265  1,042,261
*   Lawson Products, Inc...............................  8,745    215,127
#*  Layne Christensen Co............................... 24,719    199,977
    LB Foster Co. Class A.............................. 13,222    626,855
    Lennox International, Inc..........................  6,221    611,587
    Lincoln Electric Holdings, Inc..................... 19,400  1,317,454
#   Lindsay Corp.......................................  6,903    596,557
#*  LMI Aerospace, Inc................................. 16,711    237,296
    LS Starrett Co. (The) Class A......................  6,944    149,782
    LSI Industries, Inc................................ 32,842    241,060
*   Luna Innovations, Inc..............................  3,800      6,384
*   Lydall, Inc........................................ 17,009    468,598
*   Magnetek, Inc......................................  1,197     47,305
#*  Manitex International, Inc.........................  3,300     36,102
#   Manitowoc Co., Inc. (The).......................... 58,740  1,098,438
    Manpowergroup, Inc................................. 39,253  2,860,759
    Marten Transport, Ltd.............................. 38,690    791,211
    Masco Corp......................................... 60,333  1,498,672
#*  MasTec, Inc........................................ 76,702  1,420,521
*   Mastech Holdings, Inc..............................    991     10,316
    Matson, Inc........................................ 52,197  1,813,846
    Matthews International Corp. Class A............... 30,118  1,395,367
    McGrath RentCorp................................... 28,642    870,144
*   Meritor, Inc....................................... 43,358    554,982
*   Mfri, Inc..........................................  5,730     31,973
*   Middleby Corp. (The)............................... 18,460  1,754,069
    Miller Industries, Inc............................. 14,134    285,507
*   Mistras Group, Inc................................. 22,617    454,602
    Mobile Mini, Inc................................... 58,982  2,141,047
*   Moog, Inc. Class A................................. 33,638  2,364,751
*   Moog, Inc. Class B.................................  2,977    209,075
*   MRC Global, Inc.................................... 65,783    711,114
    MSA Safety, Inc.................................... 25,323  1,105,602

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
#   MSC Industrial Direct Co., Inc. Class A............   8,253 $  619,553
    Mueller Industries, Inc............................  71,272  2,237,228
    Mueller Water Products, Inc. Class A............... 171,486  1,754,302
    Multi-Color Corp...................................  20,797  1,210,801
*   MYR Group, Inc.....................................  36,938    924,558
#   National Presto Industries, Inc....................   7,418    467,334
*   Navigant Consulting, Inc...........................  63,012    909,263
*   NCI Building Systems, Inc..........................   2,978     45,951
    Nielsen NV.........................................  40,307  1,755,773
    NL Industries, Inc.................................  44,564    312,394
    NN, Inc............................................  20,136    464,135
#   Nordson Corp.......................................   9,191    669,656
    Norfolk Southern Corp..............................  60,802  6,199,980
#*  Nortek, Inc........................................   1,428    108,999
    Northrop Grumman Corp..............................  13,622  2,137,973
*   Northwest Pipe Co..................................  13,889    332,364
#*  NOW, Inc...........................................  25,701    641,240
*   Old Dominion Freight Line, Inc.....................  44,451  3,116,904
#   Omega Flex, Inc....................................   4,638    145,494
*   On Assignment, Inc.................................  48,705  1,711,007
*   Orbital Sciences Corp..............................  65,692  1,845,288
*   Orion Energy Systems, Inc..........................  23,165    104,937
*   Orion Marine Group, Inc............................  24,325    222,087
    Oshkosh Corp.......................................  79,265  3,396,505
    Owens Corning...................................... 115,769  4,636,548
    PACCAR, Inc........................................  14,705    883,918
    Pall Corp..........................................   7,100    686,996
#*  PAM Transportation Services, Inc...................  10,927    632,673
    Park-Ohio Holdings Corp............................  18,439    985,196
    Parker Hannifin Corp...............................  12,820  1,493,017
*   Patrick Industries, Inc............................  17,531    753,833
*   Pendrell Corp......................................  45,689     59,396
    Pentair P.L.C......................................  35,552  2,197,469
#*  Performant Financial Corp..........................  54,745    271,535
*   PGT, Inc...........................................  41,352    355,214
    Pitney Bowes, Inc..................................  27,103    649,930
#*  Ply Gem Holdings, Inc..............................   7,158     90,191
*   PMFG, Inc..........................................   8,778     42,222
#*  Polypore International, Inc........................  19,209    859,026
#   Powell Industries, Inc.............................  13,987    545,633
#*  PowerSecure International, Inc.....................  22,223    208,896
    Precision Castparts Corp...........................   8,055  1,611,806
    Preformed Line Products Co.........................   6,010    287,338
    Primoris Services Corp.............................  39,791    747,275
#*  Proto Labs, Inc....................................   1,950    125,561
    Providence and Worcester Railroad Co...............   2,562     47,269
    Quad/Graphics, Inc.................................  16,253    325,710
*   Quality Distribution, Inc..........................  17,290    144,199
    Quanex Building Products Corp......................  54,916  1,034,068
*   Quanta Services, Inc...............................  28,690    759,711
#*  Radiant Logistics, Inc.............................   4,733     22,766
#   Raven Industries, Inc..............................  23,262    498,737
    Raytheon Co........................................  17,714  1,772,286

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    RBC Bearings, Inc..................................  15,454 $   896,950
    RCM Technologies, Inc..............................  10,468      61,971
    Regal-Beloit Corp..................................  37,614   2,589,724
*   Republic Airways Holdings, Inc.....................  54,181     745,531
    Republic Services, Inc............................. 148,311   5,884,980
    Resources Connection, Inc..........................  52,090     869,903
*   Rexnord Corp.......................................  61,415   1,520,021
#*  Roadrunner Transportation Systems, Inc.............  40,624     825,480
    Robert Half International, Inc.....................   1,000      58,060
    Rockwell Automation, Inc...........................  12,100   1,317,932
    Rockwell Collins, Inc..............................  11,750   1,006,035
    Rollins, Inc.......................................  15,164     501,170
    Roper Industries, Inc..............................   9,010   1,390,603
*   RPX Corp...........................................  78,745     972,501
#   RR Donnelley & Sons Co.............................  77,251   1,272,324
#*  Rush Enterprises, Inc. Class A.....................  35,113     983,164
*   Rush Enterprises, Inc. Class B.....................   4,506     122,338
    Ryder System, Inc..................................  85,687   7,094,027
*   Saia, Inc..........................................  31,322   1,318,969
#*  Sensata Technologies Holding NV....................   6,594     325,216
*   Servotronics, Inc..................................   1,499       9,594
    SIFCO Industries, Inc..............................   4,888     141,703
    Simpson Manufacturing Co., Inc.....................  48,444   1,581,212
    SkyWest, Inc.......................................  65,489     821,887
*   SL Industries, Inc.................................   9,000     384,750
    SmartPros, Ltd.....................................   1,700       2,533
    Snap-on, Inc.......................................  22,655   3,006,545
#*  SolarCity Corp.....................................     490      23,819
    Southwest Airlines Co.............................. 457,205  20,656,522
#*  SP Plus Corp.......................................  10,006     223,334
*   Sparton Corp.......................................  10,134     237,946
*   Spirit Aerosystems Holdings, Inc. Class A..........  41,712   1,878,708
*   Spirit Airlines, Inc...............................  12,566     931,643
    SPX Corp...........................................  18,968   1,585,156
*   Standard Register Co. (The)........................   5,242       8,230
    Standex International Corp.........................  14,134     990,652
    Stanley Black & Decker, Inc........................  36,884   3,454,187
    Steelcase, Inc. Class A............................  80,238   1,354,417
*   Stericycle, Inc....................................   4,838     635,181
*   Sterling Construction Co., Inc.....................  19,832      68,817
#   Sun Hydraulics Corp................................  12,252     444,012
    Supreme Industries, Inc. Class A...................   9,289      71,618
#*  Swift Transportation Co............................  32,153     790,321
#   TAL International Group, Inc.......................  63,304   2,573,308
#*  Taser International, Inc...........................  20,936     565,481
*   Team, Inc..........................................  20,697     789,384
*   Tecumseh Products Co...............................  16,120      57,065
*   Teledyne Technologies, Inc.........................  20,491   1,947,465
    Tennant Co.........................................   9,285     605,475
#   Terex Corp......................................... 100,493   2,259,083
    Tetra Tech, Inc....................................  88,063   2,028,091
    Textainer Group Holdings, Ltd......................  51,126   1,677,444
    Textron, Inc.......................................  31,222   1,328,808

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
*   Thermon Group Holdings, Inc........................  11,507 $  235,318
    Timken Co. (The)...................................  43,497  1,653,321
#   Titan International, Inc...........................  67,296    601,626
#*  Titan Machinery, Inc...............................  23,132    326,855
    Toro Co. (The).....................................   7,800    506,298
    Towers Watson & Co. Class A........................   5,900    699,150
    TransDigm Group, Inc...............................   4,939  1,015,113
*   TRC Cos., Inc......................................  18,568    128,305
#*  Trex Co., Inc......................................  14,075    598,610
*   Trimas Corp........................................  28,364    765,544
#   Trinity Industries, Inc............................ 155,000  4,102,850
    Triumph Group, Inc.................................  47,564  2,714,002
*   TrueBlue, Inc......................................  43,153    951,955
*   Tutor Perini Corp..................................  84,118  1,826,202
    Twin Disc, Inc.....................................  16,100    259,210
    Tyco International P.L.C...........................  21,904    893,902
*   Ultralife Corp.....................................  16,511     55,312
    UniFirst Corp......................................  15,007  1,742,763
    Union Pacific Corp.................................  76,102  8,919,915
*   United Continental Holdings, Inc...................  54,975  3,813,616
*   United Rentals, Inc................................  34,010  2,817,728
#   United Stationers, Inc.............................  41,796  1,684,797
    United Technologies Corp...........................  32,004  3,673,419
    Universal Forest Products, Inc.....................  23,943  1,198,587
    Universal Truckload Services, Inc..................  16,584    390,719
#   US Ecology, Inc....................................  16,963    703,286
#*  USA Truck, Inc.....................................  13,690    380,582
#*  USG Corp...........................................  27,624    841,151
#*  UTi Worldwide, Inc................................. 119,915  1,423,391
#   Valmont Industries, Inc............................  11,371  1,365,885
*   Vectrus, Inc.......................................   5,677    158,048
*   Veritiv Corp.......................................   1,605     81,646
*   Versar, Inc........................................   7,645     23,317
    Viad Corp..........................................  30,419    820,705
#*  Vicor Corp.........................................  23,646    254,667
*   Virco Manufacturing Corp...........................  21,636     51,926
#*  Volt Information Sciences, Inc.....................  24,400    305,976
    VSE Corp...........................................   6,953    503,189
#*  Wabash National Corp...............................  82,290  1,026,156
*   WABCO Holdings, Inc................................   8,765    834,165
    Wabtec Corp........................................  11,888    992,054
    Waste Connections, Inc.............................  65,458  2,829,095
    Waste Management, Inc..............................  23,011  1,183,456
#   Watsco, Inc........................................   7,344    799,468
    Watsco, Inc. Class B...............................   1,205    135,050
    Watts Water Technologies, Inc. Class A.............  30,800  1,805,804
    Werner Enterprises, Inc............................  91,427  2,608,412
#*  Wesco Aircraft Holdings, Inc.......................  51,999    678,067
#*  WESCO International, Inc...........................  46,409  3,098,265
    West Corp..........................................   6,595    215,657
*   Willdan Group, Inc.................................   6,854     95,887
*   Willis Lease Finance Corp..........................   8,183    169,061
    Woodward, Inc......................................  21,729    969,331

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Industrials -- (Continued)
#   WW Grainger, Inc...................................   5,500 $  1,297,120
#*  Xerium Technologies, Inc...........................   1,501       23,100
#*  XPO Logistics, Inc.................................  22,096      812,912
    Xylem, Inc.........................................  19,081      650,662
                                                                ------------
Total Industrials......................................          509,114,119
                                                                ------------
Information Technology -- (12.7%)
#*  3D Systems Corp....................................  11,613      337,706
*   ACI Worldwide, Inc.................................  57,101    1,054,655
    Activision Blizzard, Inc........................... 213,323    4,457,384
*   Actua Corp.........................................  49,589      798,383
*   Acxiom Corp........................................  75,579    1,375,538
*   ADDvantage Technologies Group, Inc.................   7,160       16,611
#   ADTRAN, Inc........................................  38,698      855,613
*   Advanced Energy Industries, Inc....................  42,574    1,021,776
#*  Advanced Micro Devices, Inc........................  39,930      102,620
#   Advent Software, Inc...............................  22,571      944,596
*   Aehr Test Systems..................................   2,692        7,161
*   Agilysys, Inc......................................  36,408      377,915
*   Akamai Technologies, Inc...........................   9,524      553,868
*   Alliance Data Systems Corp.........................   7,594    2,193,375
*   Alpha & Omega Semiconductor, Ltd...................   7,291       63,942
    Altera Corp........................................  14,759      485,940
    Amdocs, Ltd........................................  14,311      689,504
    American Software, Inc. Class A....................  26,003      215,565
*   Amkor Technology, Inc.............................. 204,272    1,297,127
    Amphenol Corp. Class A.............................  24,051    1,291,779
*   Amtech Systems, Inc................................   8,142       66,520
#*  ANADIGICS, Inc.....................................  86,065       92,950
    Analog Devices, Inc................................  22,899    1,193,152
*   Anixter International, Inc.........................  17,082    1,287,300
*   ANSYS, Inc.........................................   6,005      484,423
*   AOL, Inc...........................................  91,685    3,965,376
    Apple, Inc......................................... 308,343   36,125,466
    Applied Materials, Inc.............................  70,077    1,600,559
*   ARRIS Group, Inc...................................  90,663    2,377,184
*   Arrow Electronics, Inc............................. 112,721    6,204,164
*   Aspen Technology, Inc..............................   7,189      254,095
    Astro-Med, Inc.....................................   7,311      106,996
*   Atmel Corp.........................................  61,833      515,069
*   Autobytel, Inc.....................................   2,224       21,684
*   Autodesk, Inc......................................  10,099      545,396
    Avago Technologies, Ltd............................  14,754    1,517,892
*   AVG Technologies NV................................  24,953      493,570
*   Aviat Networks, Inc................................  63,193       80,887
*   Avid Technology, Inc...............................  43,600      565,056
    Avnet, Inc......................................... 126,038    5,245,702
    AVX Corp........................................... 137,407    1,776,673
    Aware, Inc.........................................  18,447       90,021
*   Axcelis Technologies, Inc.......................... 101,937      244,649
*   AXT, Inc...........................................  58,392      162,330
    Badger Meter, Inc..................................  16,601      993,736
#*  Bankrate, Inc......................................  71,742      895,340

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
    Bel Fuse, Inc. Class A.............................   3,300 $   68,310
    Bel Fuse, Inc. Class B.............................  11,025    259,308
    Belden, Inc........................................   8,914    739,327
*   Benchmark Electronics, Inc.........................  77,718  1,883,107
    Black Box Corp.....................................  25,515    536,070
    Blackbaud, Inc.....................................  17,374    759,418
*   Blackhawk Network Holdings, Inc. Class B...........  16,275    538,865
*   Blucora, Inc.......................................  44,670    603,938
    Booz Allen Hamilton Holding Corp...................  10,556    307,285
*   Bottomline Technologies de, Inc....................  22,107    547,590
    Broadcom Corp. Class A.............................   3,000    127,305
    Broadridge Financial Solutions, Inc................  24,825  1,191,352
*   BroadVision, Inc...................................   4,752     28,655
    Brocade Communications Systems, Inc................ 352,464  3,919,400
    Brooks Automation, Inc............................. 118,859  1,534,470
*   Bsquare Corp.......................................   8,148     36,096
*   BTU International, Inc.............................   6,833     17,971
    CA, Inc............................................  61,441  1,861,662
*   Cabot Microelectronics Corp........................  21,805  1,077,385
*   CACI International, Inc. Class A...................  33,094  2,799,421
#*  Cadence Design Systems, Inc........................  29,100    523,509
#*  CalAmp Corp........................................  10,864    194,574
*   Calix, Inc.........................................  65,769    631,382
#*  Cardtronics, Inc...................................  19,038    639,867
*   Cartesian, Inc.....................................   1,166      4,839
*   Cascade Microtech, Inc.............................  15,211    204,740
#   Cass Information Systems, Inc......................  12,142    532,062
    CDW Corp...........................................   8,542    292,649
*   Ceva, Inc..........................................  24,182    442,772
*   Checkpoint Systems, Inc............................  50,611    655,919
#*  ChyronHego Corp....................................   2,300      6,429
*   Ciber, Inc......................................... 102,295    330,413
#*  Ciena Corp.........................................  32,391    599,881
*   Cimpress NV........................................   7,396    595,748
#*  Cirrus Logic, Inc..................................  51,729  1,370,818
    Cisco Systems, Inc................................. 296,995  7,830,273
*   Citrix Systems, Inc................................   8,516    504,658
#*  Clearfield, Inc....................................   8,316     97,962
*   Cognex Corp........................................  19,934    732,574
*   Coherent, Inc......................................  22,667  1,402,634
    Cohu, Inc..........................................  33,534    379,940
    Communications Systems, Inc........................  13,122    134,500
*   CommVault Systems, Inc.............................   6,486    282,660
    Computer Sciences Corp.............................  28,653  1,738,664
    Computer Task Group, Inc...........................  16,515    133,606
#*  comScore, Inc......................................   7,079    294,203
    Comtech Telecommunications Corp....................  24,798    819,326
*   Comverse, Inc......................................     989     17,040
    Concurrent Computer Corp...........................   7,430     46,809
*   Constant Contact, Inc..............................  11,895    449,869
#   Convergys Corp..................................... 126,940  2,432,170
*   CoreLogic, Inc.....................................  85,227  2,829,536
    Corning, Inc....................................... 144,927  3,444,915

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   CoStar Group, Inc..................................   5,195 $  958,529
*   Covisint Corp......................................  19,447     43,172
#*  Cray, Inc..........................................  22,481    730,408
#*  Cree, Inc..........................................  36,353  1,285,442
#*  Crexendo, Inc......................................   6,718      9,607
#   CSG Systems International, Inc.....................  38,268    938,331
    CSP, Inc...........................................   2,269     16,065
    CTS Corp...........................................  37,499    599,984
*   CyberOptics Corp...................................   7,973     86,985
    Cypress Semiconductor Corp.........................   1,182     17,411
    Daktronics, Inc....................................  48,008    594,339
*   Datalink Corp......................................  17,293    196,448
#*  Dataram Corp.......................................   1,316      3,172
#*  Dealertrack Technologies, Inc......................  39,373  1,582,795
*   Demand Media, Inc..................................   9,751     39,492
*   Dice Holdings, Inc................................. 104,568    864,777
#   Diebold, Inc.......................................  27,378    854,194
*   Digi International, Inc............................  29,624    282,909
#   Digimarc Corp......................................   5,363    144,908
#*  Digital River, Inc.................................  46,992  1,199,706
*   Diodes, Inc........................................  45,910  1,213,401
    Dolby Laboratories, Inc. Class A...................  13,106    508,513
*   Dot Hill Systems Corp..............................  43,235    180,290
*   DSP Group, Inc.....................................  27,008    296,818
    DST Systems, Inc...................................  23,034  2,227,388
*   DTS, Inc...........................................  19,851    550,270
#   EarthLink Holdings Corp............................ 166,795    703,875
*   eBay, Inc..........................................  38,237  2,026,561
#   Ebix, Inc..........................................  29,521    674,555
#*  Echelon Corp.......................................  18,748     26,247
*   EchoStar Corp. Class A.............................  39,899  2,081,531
*   Edgewater Technology, Inc..........................   8,479     59,777
    Electro Rent Corp..................................  28,178    363,214
    Electro Scientific Industries, Inc.................  33,107    207,581
*   Electronic Arts, Inc...............................  19,023  1,043,602
*   Electronics for Imaging, Inc.......................  41,192  1,592,071
#*  Ellie Mae, Inc.....................................   2,429    107,459
#*  eMagin Corp........................................  11,664     34,409
    EMC Corp........................................... 110,200  2,857,486
*   Emcore Corp........................................  31,262    161,625
#*  Emulex Corp........................................ 101,335    634,357
#*  EnerNOC, Inc.......................................  38,787    667,912
*   Entegris, Inc...................................... 161,194  2,095,522
#*  Entropic Communications, Inc.......................  96,873    250,901
*   Envestnet, Inc.....................................   3,782    194,660
*   EPAM Systems, Inc..................................  14,994    733,656
    EPIQ Systems, Inc..................................  45,396    792,160
*   ePlus, Inc.........................................   8,798    593,337
#   Equinix, Inc.......................................   4,076    883,921
*   Euronet Worldwide, Inc.............................  48,710  2,210,947
*   Exar Corp..........................................  56,019    505,291
*   ExlService Holdings, Inc...........................  22,179    651,619
#*  Extreme Networks, Inc.............................. 102,706    301,956

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   F5 Networks, Inc...................................   3,400 $  379,508
*   Fabrinet...........................................  37,604    614,073
#   FactSet Research Systems, Inc......................   5,700    818,463
    Fair Isaac Corp....................................  29,958  2,137,503
*   Fairchild Semiconductor International, Inc......... 183,728  2,820,225
*   FalconStor Software, Inc...........................  29,232     40,340
*   FARO Technologies, Inc.............................  11,514    637,300
    FEI Co.............................................   9,061    744,995
    Fidelity National Information Services, Inc........  67,792  4,232,255
#*  Finisar Corp.......................................  71,998  1,306,044
#*  First Solar, Inc...................................  50,102  2,120,317
*   Fiserv, Inc........................................  26,901  1,951,130
    FLIR Systems, Inc..................................  43,414  1,311,103
*   FormFactor, Inc....................................  82,257    621,040
#   Forrester Research, Inc............................  16,811    634,447
*   Fortinet, Inc......................................   5,632    168,369
#*  Freescale Semiconductor, Ltd.......................   8,279    265,673
*   Frequency Electronics, Inc.........................   8,185     93,350
*   Gartner, Inc.......................................   8,459    712,417
*   Genpact, Ltd.......................................  42,456    852,092
*   GigOptix, Inc......................................   3,278      3,770
*   Global Cash Access Holdings, Inc................... 105,561    697,758
    Global Payments, Inc...............................  14,975  1,307,467
    Globalscape, Inc...................................   2,198      5,099
*   Google, Inc. Class A...............................   5,627  3,024,794
*   Google, Inc. Class C...............................   5,269  2,816,386
*   GSE Systems, Inc...................................  26,843     44,559
*   GSI Group, Inc.....................................  38,037    502,849
*   GSI Technology, Inc................................  17,271     87,391
*   GTT Communications, Inc............................  15,040    173,110
#*  Guidance Software, Inc.............................   7,101     46,583
*   Guidewire Software, Inc............................     284     14,228
#   Hackett Group, Inc. (The)..........................  41,738    316,374
*   Harmonic, Inc...................................... 141,503  1,082,498
    Harris Corp........................................   9,532    639,883
#   Heartland Payment Systems, Inc.....................  13,540    673,886
    Hewlett-Packard Co................................. 265,841  9,604,835
*   HomeAway, Inc......................................   6,300    160,587
#*  Hutchinson Technology, Inc.........................  52,713    183,968
    IAC/InterActiveCorp................................  42,469  2,588,486
*   ID Systems, Inc....................................  11,992     79,027
*   Identiv, Inc.......................................   4,291     54,110
*   IEC Electronics Corp...............................   7,468     33,457
*   iGATE Corp.........................................  29,212  1,034,105
*   II-VI, Inc.........................................  52,824    908,045
#*  Imation Corp.......................................  39,287    147,719
#*  Immersion Corp.....................................  21,510    202,409
#*  Infinera Corp......................................  82,316  1,326,934
*   Informatica Corp...................................   8,896    370,830
*   Ingram Micro, Inc. Class A......................... 161,659  4,070,574
*   Innodata, Inc......................................  21,458     61,370
#*  Inphi Corp.........................................  23,122    453,191
*   Insight Enterprises, Inc...........................  64,391  1,524,135

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   Integrated Device Technology, Inc.................. 187,332 $ 3,426,302
    Integrated Silicon Solution, Inc...................  43,251     695,476
    Intel Corp......................................... 534,019  17,643,988
#*  Intellicheck Mobilisa, Inc.........................     287         422
#*  Interactive Intelligence Group, Inc................   6,995     283,717
#   InterDigital, Inc..................................  28,974   1,448,121
#*  Internap Corp......................................  61,414     517,106
*   Interphase Corp....................................   4,200       8,652
    Intersil Corp. Class A............................. 147,971   2,117,465
*   inTEST Corp........................................   2,202       9,336
#*  Intevac, Inc.......................................  28,356     184,314
*   IntraLinks Holdings, Inc...........................  26,655     284,142
*   IntriCon Corp......................................   6,777      50,150
    Intuit, Inc........................................   5,892     511,543
#*  Inuvo, Inc.........................................   3,127       4,003
#*  IPG Photonics Corp.................................  10,614     792,229
*   Iteris, Inc........................................  13,000      23,400
#*  Itron, Inc.........................................  37,293   1,387,673
*   Ixia...............................................  62,669     635,464
    IXYS Corp..........................................  48,330     546,129
#   j2 Global, Inc.....................................  36,351   2,088,001
    Jabil Circuit, Inc................................. 159,346   3,284,121
    Jack Henry & Associates, Inc.......................  13,049     800,817
*   JDS Uniphase Corp.................................. 156,551   1,902,095
    Juniper Networks, Inc.............................. 218,330   4,962,641
#*  Kemet Corp.........................................  49,217     187,025
*   Key Tronic Corp....................................  11,045     101,835
*   Keysight Technologies, Inc.........................   7,600     253,764
*   Kimball Electronics, Inc...........................  26,729     272,101
    KLA-Tencor Corp....................................  11,000     676,170
#*  Knowles Corp.......................................  13,768     292,019
*   Kofax, Ltd.........................................   8,658      59,654
#*  Kopin Corp.........................................  75,094     274,093
*   Kulicke & Soffa Industries, Inc.................... 119,378   1,810,964
*   KVH Industries, Inc................................  18,537     224,298
    Lam Research Corp..................................  27,049   2,067,626
*   Lattice Semiconductor Corp......................... 128,936     919,314
    Leidos Holdings, Inc...............................  39,331   1,628,303
#   Lexmark International, Inc. Class A................  73,659   2,939,731
*   LGL Group, Inc. (The)..............................   1,300       4,940
*   Limelight Networks, Inc............................ 132,023     351,181
    Linear Technology Corp.............................   3,740     168,076
*   Lionbridge Technologies, Inc.......................  38,881     193,627
#*  Liquidity Services, Inc............................   1,243       9,621
    Littelfuse, Inc....................................  15,844   1,564,437
*   LoJack Corp........................................  26,126      55,387
*   M/A-COM Technology Solutions Holdings, Inc.........   3,701     120,320
*   Magnachip Semiconductor Corp.......................  41,376     594,987
*   Manhattan Associates, Inc..........................  42,340   1,890,058
#   ManTech International Corp. Class A................  36,772   1,196,193
    Marchex, Inc. Class B..............................  28,607     108,993
    Marvell Technology Group, Ltd...................... 233,467   3,616,404
#*  Mattersight Corp...................................   2,773      15,390

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   Mattson Technology, Inc............................  48,582 $   159,835
    Maxim Integrated Products, Inc.....................  16,551     547,673
    MAXIMUS, Inc.......................................  39,422   2,196,594
*   MaxLinear, Inc. Class A............................   7,390      59,489
#*  Maxwell Technologies, Inc..........................  40,563     322,881
    Mentor Graphics Corp............................... 128,718   2,961,801
*   Mercury Systems, Inc...............................  46,887     739,877
#   Mesa Laboratories, Inc.............................   2,992     227,901
    Methode Electronics, Inc...........................  42,014   1,519,646
    Micrel, Inc........................................  58,395     821,618
#   Microchip Technology, Inc..........................  16,072     724,847
*   Micron Technology, Inc............................. 511,968  14,982,744
*   Microsemi Corp.....................................  91,858   2,559,164
    MKS Instruments, Inc...............................  75,273   2,635,308
    MOCON, Inc.........................................   7,200     124,920
#*  ModusLink Global Solutions, Inc....................  41,970     151,512
#*  MoneyGram International, Inc.......................   3,779      32,197
    Monolithic Power Systems, Inc......................  31,902   1,515,026
    Monotype Imaging Holdings, Inc.....................  34,236   1,004,484
#*  Monster Worldwide, Inc............................. 123,526     510,162
#*  MoSys, Inc.........................................  34,527      69,399
    Motorola Solutions, Inc............................  16,975   1,059,410
    MTS Systems Corp...................................  11,683     844,447
*   Multi-Fineline Electronix, Inc.....................  22,775     296,303
#*  Nanometrics, Inc...................................  32,600     506,604
*   NAPCO Security Technologies, Inc...................  11,790      58,596
    National Instruments Corp..........................  16,234     488,319
*   NCI, Inc. Class A..................................   7,471      92,043
*   NCR Corp...........................................  76,619   1,946,123
*   NeoPhotonics Corp..................................   3,057       9,171
    NetApp, Inc........................................  32,022   1,210,432
*   NETGEAR, Inc.......................................  50,527   1,706,297
#*  Netscout Systems, Inc..............................  26,955     967,684
#*  NetSuite, Inc......................................   2,884     283,872
#*  NeuStar, Inc. Class A..............................   7,297     191,838
*   Newport Corp.......................................  54,419   1,007,840
    NIC, Inc...........................................  22,920     376,346
*   Novatel Wireless, Inc..............................  39,494     208,528
#*  Nuance Communications, Inc......................... 138,720   1,906,706
#*  Numerex Corp. Class A..............................   5,996      62,838
    NVIDIA Corp........................................  47,746     916,962
#*  Oclaro, Inc........................................  74,291     106,236
*   OmniVision Technologies, Inc.......................  64,775   1,751,516
*   ON Semiconductor Corp.............................. 124,690   1,248,147
#*  Onvia, Inc.........................................     700       3,241
    Optical Cable Corp.................................   6,626      34,521
    Oracle Corp........................................ 126,667   5,306,081
*   OSI Systems, Inc...................................  15,752   1,102,325
#*  Pandora Media, Inc.................................   1,300      21,580
*   PAR Technology Corp................................  12,088      69,385
    Park Electrochemical Corp..........................  22,637     491,449
#*  Parkervision, Inc..................................   2,838       2,895
    PC Connection, Inc.................................  29,822     708,272

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
    PC-Tel, Inc........................................  23,419 $   196,485
*   PCM, Inc...........................................  14,990     142,405
*   PDF Solutions, Inc.................................  21,746     361,419
    Pegasystems, Inc...................................  18,502     362,084
    Perceptron, Inc....................................   9,285      99,442
*   Perficient, Inc....................................  34,541     621,738
*   Pericom Semiconductor Corp.........................  26,855     392,352
#*  Photronics, Inc....................................  69,600     584,640
#*  Planar Systems, Inc................................  24,955     182,671
    Plantronics, Inc...................................  28,749   1,317,567
*   Plexus Corp........................................  39,114   1,482,029
*   PMC-Sierra, Inc.................................... 217,500   1,922,700
*   Polycom, Inc....................................... 117,441   1,561,965
    Power Integrations, Inc............................  14,548     750,386
*   PRGX Global, Inc...................................  28,843     149,695
#*  Procera Networks, Inc..............................  23,415     205,584
*   Progress Software Corp.............................  45,735   1,145,662
*   PTC, Inc...........................................  15,383     513,946
    QAD, Inc. Class A..................................   8,223     159,033
    QAD, Inc. Class B..................................   2,342      40,540
*   QLogic Corp........................................  99,091   1,323,856
*   Qorvo, Inc......................................... 139,934  10,336,925
    QUALCOMM, Inc......................................  45,397   2,835,497
*   Qualstar Corp......................................   6,493       9,220
#*  Quantum Corp.......................................  51,697      81,681
#*  QuinStreet, Inc....................................   5,600      28,672
*   Qumu Corp..........................................  10,312     146,430
#*  Rackspace Hosting, Inc.............................  13,033     585,964
*   Radisys Corp.......................................  33,213      77,054
#*  Rambus, Inc........................................  64,753     728,471
*   RealNetworks, Inc..................................  74,977     527,088
*   Red Hat, Inc.......................................   6,300     401,877
    Reis, Inc..........................................  11,179     251,527
#*  Relm Wireless Corp.................................   7,900      42,107
#*  Remark Media, Inc..................................     844       3,756
#   RF Industries, Ltd.................................   7,730      34,708
    Richardson Electronics, Ltd........................  15,984     149,770
#*  Rightside Group, Ltd...............................   4,858      38,378
*   Riverbed Technology, Inc...........................  14,550     299,439
*   Rofin-Sinar Technologies, Inc......................  35,996     969,012
*   Rogers Corp........................................  16,423   1,213,003
#*  Rosetta Stone, Inc.................................  23,564     212,547
*   Rovi Corp..........................................  84,002   1,941,286
#*  Rubicon Technology, Inc............................  18,870      78,499
*   Rudolph Technologies, Inc..........................  43,348     434,780
#*  Saba Software, Inc.................................  13,285     128,067
    SanDisk Corp.......................................  17,377   1,319,088
*   Sanmina Corp....................................... 112,692   2,386,817
*   Sapient Corp....................................... 108,321   2,692,860
*   ScanSource, Inc....................................  33,220   1,145,426
    Science Applications International Corp............  17,783     867,455
#*  Seachange International, Inc.......................  38,662     272,954
#   Seagate Technology P.L.C...........................  23,709   1,338,136

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   Selectica, Inc.....................................     628 $    2,901
*   Semtech Corp.......................................  41,469  1,055,801
*   ServiceSource International, Inc...................   3,531     11,829
*   Sevcon, Inc........................................   1,971     14,645
*   ShoreTel, Inc......................................  50,584    358,135
#*  Shutterstock, Inc..................................   6,356    357,779
*   Sigma Designs, Inc.................................  53,876    342,651
#*  Silicon Graphics International Corp................  14,772    139,300
*   Silicon Image, Inc.................................  86,050    624,723
*   Silicon Laboratories, Inc..........................  22,419    981,055
    Skyworks Solutions, Inc............................  27,122  2,252,482
*   SMTC Corp..........................................   4,872      8,088
*   SolarWinds, Inc....................................   8,282    398,778
    Solera Holdings, Inc...............................   6,600    340,560
*   Sonus Networks, Inc................................  21,398    408,278
*   Spansion, Inc. Class A.............................  62,265  2,207,917
#*  Speed Commerce, Inc................................  27,494     65,436
    SS&C Technologies Holdings, Inc....................  42,332  2,342,230
*   Stamps.com, Inc....................................  18,633    849,106
*   StarTek, Inc.......................................  15,566    146,787
#*  Stratasys, Ltd.....................................  36,412  2,894,390
#*  SunEdison, Inc..................................... 147,202  2,757,093
#*  SunPower Corp......................................  91,385  2,204,206
*   Super Micro Computer, Inc..........................  48,163  1,761,321
*   support.com, Inc...................................  54,173    106,179
*   Sykes Enterprises, Inc.............................  61,077  1,375,454
    Symantec Corp......................................  78,443  1,943,033
#*  Synaptics, Inc.....................................  21,683  1,665,471
*   Synchronoss Technologies, Inc......................  21,969    933,023
#   SYNNEX Corp........................................  55,957  4,151,450
*   Synopsys, Inc......................................  18,273    785,556
#*  Syntel, Inc........................................   8,475    366,544
*   Tableau Software, Inc. Class A.....................   1,500    121,140
#*  Take-Two Interactive Software, Inc................. 168,208  4,999,142
    TE Connectivity, Ltd...............................  29,720  1,973,111
*   Tech Data Corp.....................................  66,692  3,808,113
*   TechTarget, Inc....................................   4,884     53,968
*   TeleCommunication Systems, Inc. Class A............  75,824    214,582
#*  Telenav, Inc.......................................  56,453    365,815
*   TeleTech Holdings, Inc.............................  37,550    828,353
#*  Teradata Corp......................................  14,084    627,583
    Teradyne, Inc...................................... 104,040  1,883,124
#   Tessco Technologies, Inc...........................  11,369    257,508
    Tessera Technologies, Inc..........................  58,211  2,158,464
    TheStreet, Inc.....................................  31,182     64,859
#*  TiVo, Inc..........................................  37,762    394,991
    Total System Services, Inc.........................  35,068  1,240,355
#   Transact Technologies, Inc.........................   7,182     42,733
*   Trimble Navigation, Ltd............................  14,440    344,250
*   Trio Tech International............................   2,616      7,743
*   TSR, Inc...........................................     722      3,069
#*  TTM Technologies, Inc.............................. 120,290    836,015
*   Tyler Technologies, Inc............................   8,902    944,324

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Information Technology -- (Continued)
#*  Ultimate Software Group, Inc. (The)................   2,149 $    318,073
*   Ultra Clean Holdings, Inc..........................  25,665      225,852
#*  Ultratech, Inc.....................................  33,727      537,608
*   Unisys Corp........................................  11,891      260,770
*   United Online, Inc.................................  15,283      201,736
*   Universal Security Instruments, Inc................   1,213        7,496
*   Unwired Planet, Inc................................  66,037       65,179
#*  USA Technologies, Inc..............................   1,583        3,119
*   Vantiv, Inc. Class A...............................  19,002      653,479
#*  Veeco Instruments, Inc.............................  46,639    1,360,460
#*  VeriFone Systems, Inc..............................  25,658      805,405
*   Verint Systems, Inc................................  17,396      928,598
#*  VeriSign, Inc......................................   7,900      430,392
#*  ViaSat, Inc........................................  21,187    1,191,133
*   Viasystems Group, Inc..............................  17,945      287,299
#   Vicon Industries, Inc..............................   1,600        2,480
*   Video Display Corp.................................   6,495       16,302
*   Virtusa Corp.......................................  20,744      777,070
    Visa, Inc. Class A.................................  29,003    7,393,155
#   Vishay Intertechnology, Inc........................ 169,836    2,313,166
*   Vishay Precision Group, Inc........................  17,886      297,623
#   Wayside Technology Group, Inc......................   4,672       82,835
*   Web.com Group, Inc.................................  29,853      451,079
#*  WebMD Health Corp..................................   5,912      229,090
*   Westell Technologies, Inc. Class A.................  54,239       67,799
    Western Digital Corp...............................  42,517    4,133,928
*   WEX, Inc...........................................  15,860    1,459,913
*   Xcerra Corp........................................  54,157      415,926
    Xerox Corp......................................... 731,469    9,633,447
    Xilinx, Inc........................................  19,483      751,557
*   XO Group, Inc......................................  34,724      570,863
*   Yahoo!, Inc........................................  75,369    3,315,482
*   Zebra Technologies Corp. Class A...................  18,164    1,515,967
#*  Zix Corp...........................................  45,198      160,001
#*  Zynga, Inc. Class A................................ 306,455      784,525
                                                                ------------
Total Information Technology...........................          494,885,617
                                                                ------------
Materials -- (5.1%)
    A Schulman, Inc....................................  33,647    1,172,598
*   AEP Industries, Inc................................   5,894      295,348
    Air Products & Chemicals, Inc......................   7,652    1,114,208
    Airgas, Inc........................................   7,620      858,317
    Albemarle Corp.....................................  39,669    1,914,426
    Alcoa, Inc......................................... 555,703    8,696,752
    Allegheny Technologies, Inc........................ 102,088    2,912,571
#*  Allied Nevada Gold Corp............................   2,500        2,575
#*  AM Castle & Co.....................................  25,873      156,532
*   American Biltrite, Inc.............................      22        9,460
#   American Vanguard Corp.............................  28,100      314,158
    Ampco-Pittsburgh Corp..............................  11,203      203,895
#   Aptargroup, Inc....................................  22,226    1,402,683
    Ashland, Inc.......................................  23,530    2,788,776
    Avery Dennison Corp................................  27,629    1,444,168

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Materials -- (Continued)
    Axiall Corp........................................  81,673 $3,614,030
    Balchem Corp.......................................   9,282    491,668
    Ball Corp..........................................  12,700    804,291
    Bemis Co., Inc.....................................  55,214  2,445,980
*   Berry Plastics Group, Inc..........................  15,553    526,002
*   Boise Cascade Co...................................  17,953    726,019
    Cabot Corp.........................................  61,093  2,590,954
*   Calgon Carbon Corp.................................  42,107    830,771
    Carpenter Technology Corp..........................  32,342  1,227,055
    Celanese Corp. Series A............................  20,921  1,124,713
*   Century Aluminum Co................................ 125,243  2,894,366
    CF Industries Holdings, Inc........................  12,112  3,698,763
    Chase Corp.........................................   8,818    315,684
*   Chemtura Corp...................................... 112,467  2,450,656
*   Clearwater Paper Corp..............................  23,578  1,745,244
#   Cliffs Natural Resources, Inc......................  24,204    155,390
#*  Codexis, Inc.......................................  15,600     59,592
#*  Coeur Mining, Inc.................................. 100,299    631,884
    Commercial Metals Co............................... 195,487  2,623,436
    Compass Minerals International, Inc................   7,797    681,458
*   Contango ORE, Inc..................................   1,008      4,032
*   Continental Materials Corp.........................      73      1,270
*   Core Molding Technologies, Inc.....................   8,483    123,003
*   Crown Holdings, Inc................................   6,500    288,015
    Cytec Industries, Inc..............................  89,328  4,286,851
#   Deltic Timber Corp.................................   7,904    494,000
    Domtar Corp........................................  77,364  2,963,041
    Dow Chemical Co. (The).............................  89,475  4,040,691
    Eagle Materials, Inc...............................  21,934  1,562,139
    Eastman Chemical Co................................  30,173  2,138,964
    Ecolab, Inc........................................   9,795  1,016,427
    EI du Pont de Nemours & Co.........................  24,100  1,716,161
*   Ferro Corp......................................... 105,984  1,179,602
#*  Flotek Industries, Inc.............................  21,014    339,796
    FMC Corp...........................................  10,200    586,500
    Freeport-McMoRan, Inc.............................. 230,243  3,870,385
    Friedman Industries, Inc...........................  10,403     65,123
    FutureFuel Corp....................................  53,069    583,228
#*  General Moly, Inc..................................  85,417     51,250
    Globe Specialty Metals, Inc........................  31,128    479,994
*   Graphic Packaging Holding Co....................... 340,196  4,926,038
    Greif, Inc. Class A................................  22,379    854,878
    Greif, Inc. Class B................................   8,346    365,638
#   Hawkins, Inc.......................................  10,541    405,934
    Haynes International, Inc..........................  16,424    639,386
    HB Fuller Co.......................................  45,056  1,854,054
*   Headwaters, Inc....................................  58,852    828,636
#   Hecla Mining Co.................................... 333,319  1,096,620
#*  Horsehead Holding Corp.............................  66,543    894,338
#   Huntsman Corp...................................... 154,129  3,384,673
    Innophos Holdings, Inc.............................  20,709  1,233,014
    Innospec, Inc......................................  20,047    791,255
    International Flavors & Fragrances, Inc............   5,882    624,139

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Materials -- (Continued)
    International Paper Co.............................  67,274 $3,542,649
#*  Intrepid Potash, Inc...............................  27,179    361,752
    Kaiser Aluminum Corp...............................  21,204  1,469,649
    KapStone Paper and Packaging Corp.................. 123,677  3,694,232
    KMG Chemicals, Inc.................................  12,211    255,454
    Koppers Holdings, Inc..............................  14,697    266,898
*   Kraton Performance Polymers, Inc...................  40,603    785,262
#   Kronos Worldwide, Inc..............................  28,247    317,214
#*  Louisiana-Pacific Corp............................. 169,134  2,768,724
*   LSB Industries, Inc................................  25,678    802,181
    LyondellBasell Industries NV Class A...............  11,014    871,097
    Martin Marietta Materials, Inc.....................  12,753  1,374,008
    Materion Corp......................................  32,148  1,059,277
#*  McEwen Mining, Inc................................. 189,521    236,901
    MeadWestvaco Corp..................................  99,011  4,978,273
*   Mercer International, Inc..........................  63,379    803,646
    Minerals Technologies, Inc.........................  36,350  2,374,745
#*  Mines Management, Inc..............................   7,985      4,072
    Monsanto Co........................................   9,533  1,124,703
    Mosaic Co. (The)...................................  94,681  4,610,018
    Myers Industries, Inc..............................  50,234    836,396
    Neenah Paper, Inc..................................  17,305    992,961
    NewMarket Corp.....................................   1,500    674,505
    Newmont Mining Corp................................ 194,708  4,896,906
    Noranda Aluminum Holding Corp......................  80,875    245,051
*   Northern Technologies International Corp...........   3,755     76,733
    Nucor Corp.........................................  34,291  1,496,802
#   Olin Corp.......................................... 118,194  2,963,124
#   Olympic Steel, Inc.................................  12,310    168,770
    OM Group, Inc......................................  36,502  1,022,056
*   OMNOVA Solutions, Inc..............................  51,430    352,810
*   Owens-Illinois, Inc................................  50,757  1,185,176
    Packaging Corp. of America.........................  18,728  1,420,519
*   Penford Corp.......................................  11,940    224,711
    PH Glatfelter Co...................................  47,558  1,087,651
    PolyOne Corp.......................................  58,142  2,069,274
    PPG Industries, Inc................................   3,826    852,739
    Quaker Chemical Corp...............................  13,900  1,096,988
    Reliance Steel & Aluminum Co.......................  83,663  4,381,431
#*  Rentech, Inc....................................... 182,957    219,548
*   Resolute Forest Products, Inc......................  26,917    457,589
    Rock-Tenn Co. Class A..............................  95,588  6,203,661
#   Royal Gold, Inc....................................  26,913  1,950,116
    RPM International, Inc.............................  18,756    897,662
*   RTI International Metals, Inc......................  33,542    747,987
    Schnitzer Steel Industries, Inc. Class A...........  48,796    823,676
    Schweitzer-Mauduit International, Inc..............  31,776  1,234,815
    Scotts Miracle-Gro Co. (The) Class A...............   9,147    580,194
    Sealed Air Corp....................................  36,593  1,482,016
#*  Senomyx, Inc.......................................  14,431     76,196
    Sensient Technologies Corp.........................  43,960  2,681,560
    Sherwin-Williams Co. (The).........................   1,508    409,075
    Sigma-Aldrich Corp.................................   6,719    923,997

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Materials -- (Continued)
    Silgan Holdings, Inc...............................    14,295 $    734,906
    Sonoco Products Co.................................    47,019    2,078,240
    Steel Dynamics, Inc................................   246,790    4,205,302
    Stepan Co..........................................    14,000      537,600
#*  Stillwater Mining Co...............................   135,749    1,855,689
    SunCoke Energy, Inc................................    94,807    1,431,586
    Synalloy Corp......................................     8,022      133,967
    TimkenSteel Corp...................................    11,569      312,363
*   Trecora Resources..................................    18,097      248,834
    Tredegar Corp......................................    22,695      485,446
    Tronox, Ltd. Class A...............................    30,993      655,192
    United States Lime & Minerals, Inc.................     5,495      379,979
#   United States Steel Corp...........................   141,607    3,460,875
#*  Universal Stainless & Alloy Products, Inc..........     8,514      189,777
#   Valhi, Inc.........................................    15,640       89,461
    Valspar Corp. (The)................................    15,594    1,301,007
#*  Verso Corp.........................................     1,365        2,867
    Vulcan Materials Co................................    28,864    2,035,201
#   Walter Energy, Inc.................................    61,308       57,151
#   Wausau Paper Corp..................................    55,527      564,154
    Westlake Chemical Corp.............................    28,492    1,632,877
    Worthington Industries, Inc........................    59,393    1,777,632
*   WR Grace & Co......................................     7,182      622,536
    Zep, Inc...........................................    24,727      396,127
                                                                  ------------
Total Materials........................................            198,235,717
                                                                  ------------
Other -- (0.0%)
o*  FRD Acquisition Co. Escrow Shares..................    14,091           --
o*  Gerber Scientific, Inc. Escrow Shares..............    24,204           --
o*  Softbrands, Inc. Escrow Shares.....................     5,800           --
                                                                  ------------
Total Other............................................                     --
                                                                  ------------
Real Estate Investment Trusts -- (0.1%)
    CareTrust REIT, Inc................................    28,702      386,903
#   Iron Mountain, Inc.................................    23,604      940,383
#   Lamar Advertising Co. Class A......................    10,244      573,869
                                                                  ------------
Total Real Estate Investment Trusts....................              1,901,155
                                                                  ------------
Telecommunication Services -- (2.4%)
#*  Alaska Communications Systems Group, Inc...........     5,797       10,319
*   Alteva.............................................     5,727       41,807
#   AT&T, Inc.......................................... 1,415,503   46,598,359
    Atlantic Tele-Network, Inc.........................    16,863    1,120,209
#*  Boingo Wireless, Inc...............................     5,989       50,607
    CenturyLink, Inc...................................   124,056    4,611,162
*   Cincinnati Bell, Inc...............................   119,766      350,914
    Cogent Communications Holdings, Inc................    16,498      611,416
#   Consolidated Communications Holdings, Inc..........    52,561    1,223,620
#   Frontier Communications Corp....................... 1,416,600    9,512,469
*   General Communication, Inc. Class A................    62,261      913,991
#*  Hawaiian Telcom Holdco, Inc........................     2,120       55,184
    IDT Corp. Class B..................................    25,636      547,585

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Telecommunication Services -- (Continued)
    Inteliquent, Inc...................................  61,946 $ 1,041,932
#*  Intelsat SA........................................   7,497     118,078
#*  Iridium Communications, Inc........................  78,908     671,507
*   Level 3 Communications, Inc........................  15,731     782,460
#   Lumos Networks Corp................................  19,200     307,776
    NTELOS Holdings Corp...............................  10,981      45,022
*   ORBCOMM, Inc.......................................  63,383     352,409
*   Premiere Global Services, Inc......................  68,015     601,253
*   SBA Communications Corp. Class A...................   3,000     350,100
    Shenandoah Telecommunications Co...................  60,766   1,805,358
    Spok Holdings, Inc.................................  27,937     478,281
#*  Sprint Corp........................................ 101,857     437,985
#*  Straight Path Communications, Inc. Class B.........   9,503     182,268
#*  T-Mobile US, Inc...................................  31,130     939,503
    Telephone & Data Systems, Inc...................... 128,389   2,985,044
#*  United States Cellular Corp........................  27,886     970,154
    Verizon Communications, Inc........................ 259,639  11,868,099
*   Vonage Holdings Corp............................... 263,850   1,108,170
    Windstream Holdings, Inc........................... 339,676   2,700,424
                                                                -----------
Total Telecommunication Services.......................          93,393,465
                                                                -----------
Utilities -- (1.2%)
    AES Corp........................................... 105,777   1,292,595
    AGL Resources, Inc.................................  10,844     611,385
    ALLETE, Inc........................................  16,856     954,892
    Alliant Energy Corp................................      53       3,636
    American States Water Co...........................  13,253     525,349
#   Aqua America, Inc..................................  15,815     427,796
#   Artesian Resources Corp. Class A...................   2,239      49,594
    Atmos Energy Corp..................................   9,190     523,003
#   Avista Corp........................................  22,079     819,793
    Black Hills Corp...................................  16,964     850,914
#*  Cadiz, Inc.........................................   2,750      26,565
    California Water Service Group.....................  16,650     408,591
*   Calpine Corp.......................................  70,798   1,478,262
#   Chesapeake Utilities Corp..........................   7,818     381,206
    Cleco Corp.........................................   7,349     399,492
    CMS Energy Corp....................................  17,300     652,729
    Connecticut Water Service, Inc.....................   5,049     181,562
#   Consolidated Water Co., Ltd........................  17,333     188,063
    Delta Natural Gas Co., Inc.........................   1,858      39,445
*   Dynegy, Inc........................................ 117,257   3,203,461
    El Paso Electric Co................................  14,715     589,483
    Empire District Electric Co. (The).................  14,690     447,604
    Gas Natural, Inc...................................   3,260      31,785
#   Genie Energy, Ltd. Class B.........................  22,104     138,592
    Great Plains Energy, Inc...........................  24,561     726,269
    Hawaiian Electric Industries, Inc..................  23,207     796,000
#   IDACORP, Inc.......................................  19,560   1,328,320
    Integrys Energy Group, Inc.........................   7,049     571,674
    ITC Holdings Corp..................................  14,352     610,534
#   Laclede Group, Inc. (The)..........................  12,428     668,129
    MDU Resources Group, Inc...........................   6,672     150,854

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Utilities -- (Continued)
#    MGE Energy, Inc....................................  10,134 $      465,151
#    Middlesex Water Co.................................   8,885        194,315
#    National Fuel Gas Co...............................   5,594        354,827
     New Jersey Resources Corp..........................  14,953        955,198
#    Northeast Utilities................................  15,733        874,440
#    Northwest Natural Gas Co...........................   6,831        340,935
     NorthWestern Corp..................................  15,687        906,081
     NRG Energy, Inc.................................... 150,120      3,701,959
#    NRG Yield, Inc. Class A............................     242         12,797
     OGE Energy Corp....................................  10,600        372,908
#    ONE Gas, Inc.......................................  17,131        757,019
#    Ormat Technologies, Inc............................  39,085      1,045,524
#    Otter Tail Corp....................................   9,700        299,924
     Pepco Holdings, Inc................................   1,371         37,634
     Piedmont Natural Gas Co., Inc......................   9,001        359,050
     Pinnacle West Capital Corp.........................   7,400        519,332
     PNM Resources, Inc.................................  29,970        914,085
#    Portland General Electric Co.......................  27,198      1,079,761
     Questar Corp.......................................  32,130        833,774
     RGC Resources, Inc.................................     400          8,596
     SJW Corp...........................................  18,956        640,144
     South Jersey Industries, Inc.......................  11,358        661,604
     Southwest Gas Corp.................................  17,466      1,073,460
#    TECO Energy, Inc...................................  22,471        479,306
     UGI Corp........................................... 204,900      7,579,251
#    UIL Holdings Corp..................................  18,288        841,248
#    Unitil Corp........................................   7,713        288,158
     Vectren Corp.......................................  12,520        599,958
#    Westar Energy, Inc.................................  13,346        570,141
#    WGL Holdings, Inc..................................  17,896      1,011,124
#    York Water Co......................................   4,729        111,935
Total Utilities.........................................             46,967,216
                                                                 --------------
TOTAL COMMON STOCKS.....................................          3,401,664,440
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
o*   Capital Bank Corp. Contingent Value Rights.........   2,758             --
o*   Community Health Systems, Inc. Rights 01/04/16.....  21,176            572
o#*  Empire Resorts, Inc. Rights 02/02/2015.............     586             --
o*   Furiex Pharmaceuticals Contingent Value Rights.....   8,317         81,257
o#*  Ikanos Communications Rights 01/12/2015............   8,330             --
o*   Leap Wireless International, Inc. Contingent Value
       Rights...........................................  39,583         99,749
o*   LGL Group, Inc. (The) Warrants 08/06/18............   6,500             52
o#*  Magnum Hunter Resources Corp. Warrants 04/15/16....  15,504             --
o*   Providence Service Corp. (The) Rights 02/05/2015...     968             --
o*   Safeway Casa Ley Contingent Value Rights...........  51,128         51,890
o*   Safeway PDC, LLC Contingent Value Rights...........  51,128          2,495
o*   Sears Holdings Corporation Rights..................       1             --
o*   Southern Community Financial Corp. Contingent
       Value Rights.....................................   7,908          7,321

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES       VALUE+
                                                     ---------- --------------
o*    Tejon Ranch Co. Warrants 08/31/16.............      2,579 $        3,791
                                                                --------------
TOTAL RIGHTS/WARRANTS...............................                   247,127
                                                                --------------
BONDS -- (0.0%)

Other -- (0.0%)
o*    Capital Properties, Inc., 5.000%..............        277            259
                                                                --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves,
        0.089%......................................  4,773,705      4,773,705
                                                                --------------
SECURITIES LENDING COLLATERAL -- (12.4%)
(S)@  DFA Short Term Investment Fund................ 41,689,962    482,352,866
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,904,015,371)^^...........................            $3,889,038,397
                                                                ==============

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  505,710,973           --   --    $  505,710,973
   Consumer Staples.........    157,270,579           --   --       157,270,579
   Energy...................    319,598,271           --   --       319,598,271
   Financials...............    783,778,951 $        253   --       783,779,204
   Health Care..............    290,808,124           --   --       290,808,124
   Industrials..............    509,114,119           --   --       509,114,119
   Information Technology...    494,885,617           --   --       494,885,617
   Materials................    198,235,717           --   --       198,235,717
   Other....................             --           --   --                --
   Real Estate Investment
     Trusts.................      1,901,155           --   --         1,901,155
   Telecommunication
     Services...............     93,393,465           --   --        93,393,465
   Utilities................     46,967,216           --   --        46,967,216
Rights/Warrants.............             --      247,127   --           247,127
Bonds
   Other....................             --          259   --               259
Temporary Cash Investments..      4,773,705           --   --         4,773,705
Securities Lending
  Collateral................             --  482,352,866   --       482,352,866
                             -------------- ------------   --    --------------
TOTAL....................... $3,406,437,892 $482,600,505   --    $3,889,038,397
                             ============== ============   ==    ==============

                           U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                         SHARES     VALUE+
                                                        --------- -----------
COMMON STOCKS -- (82.0%)

Consumer Discretionary -- (15.0%)
*   1-800-Flowers.com, Inc. Class A....................   198,531 $ 1,566,410
    Aaron's, Inc.......................................   445,244  14,096,425
#   Abercrombie & Fitch Co. Class A....................   378,653   9,663,225
#*  Aeropostale, Inc...................................   446,342   1,089,074
*   AG&E Holdings, Inc.................................    33,182      24,223
    AH Belo Corp. Class A..............................   107,234     967,251
*   Ambassadors Group, Inc.............................    59,882     150,903
    AMCON Distributing Co..............................     2,169     176,231
#*  America's Car-Mart, Inc............................    60,841   3,231,266
*   American Axle & Manufacturing Holdings, Inc........   566,746  13,800,265
#   American Eagle Outfitters, Inc..................... 1,382,018  19,403,533
#*  American Public Education, Inc.....................   117,107   3,931,282
*   ANN, Inc...........................................   360,334  11,927,055
*   Apollo Education Group, Inc. Class A...............   454,353  11,476,957
    Arctic Cat, Inc....................................    90,908   3,056,327
    Ark Restaurants Corp...............................    17,030     419,449
*   Asbury Automotive Group, Inc.......................   226,135  16,781,478
*   Ascena Retail Group, Inc...........................    24,329     281,243
#*  Ascent Capital Group, Inc. Class A.................    71,391   3,020,553
*   Ballantyne Strong, Inc.............................    87,244     356,828
*   Barnes & Noble, Inc................................   442,049  10,383,731
    Bassett Furniture Industries, Inc..................   149,390   3,319,446
    Beasley Broadcast Group, Inc. Class A..............    68,353     356,803
*   Beazer Homes USA, Inc..............................    58,798     929,008
#   bebe stores, Inc...................................   469,574   1,681,075
*   Belmond, Ltd. Class A..............................   597,926   6,571,207
#*  BFC Financial Corp. Class A........................    48,033     152,745
#   Big 5 Sporting Goods Corp..........................   150,239   1,789,346
#   Big Lots, Inc......................................   424,371  19,482,873
*   Biglari Holdings, Inc..............................    10,414   4,311,084
#*  BJ's Restaurants, Inc..............................   210,858   9,338,901
#*  Black Diamond, Inc.................................    30,200     192,072
*   Bloomin' Brands, Inc...............................   331,183   8,185,188
#*  Blue Nile, Inc.....................................    85,368   2,653,237
    Blyth, Inc.........................................    86,532     641,202
#   Bob Evans Farms, Inc...............................   173,491   9,779,688
#   Bon-Ton Stores, Inc. (The).........................   121,759     667,239
*   Books-A-Million, Inc...............................    45,236     113,995
    Bowl America, Inc. Class A.........................    10,705     155,223
#*  Boyd Gaming Corp...................................   158,211   2,066,236
*   Bravo Brio Restaurant Group, Inc...................   121,234   1,594,227
#*  Bridgepoint Education, Inc.........................   255,484   2,521,627
*   Bright Horizons Family Solutions, Inc..............   103,983   5,048,375
    Brinker International, Inc.........................   379,132  22,152,683
    Brown Shoe Co., Inc................................   312,429   8,869,859
#   Buckle, Inc. (The).................................   256,014  13,002,951
#*  Buffalo Wild Wings, Inc............................   162,131  28,911,200
*   Build-A-Bear Workshop, Inc.........................   110,423   2,276,922
#   Callaway Golf Co...................................   567,688   4,632,334
*   Cambium Learning Group, Inc........................   118,479     297,382
*   Canterbury Park Holding Corp.......................    12,913     129,776

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Consumer Discretionary -- (Continued)
#   Capella Education Co...............................    88,355 $ 6,007,256
*   Career Education Corp..............................   464,453   2,591,648
*   Carmike Cinemas, Inc...............................   164,572   4,553,707
#   Carriage Services, Inc.............................   142,127   3,098,369
*   Carrols Restaurant Group, Inc......................   237,625   1,891,495
    Cato Corp. (The) Class A...........................   192,320   8,154,368
*   Cavco Industries, Inc..............................    48,488   3,564,353
#*  Central European Media Enterprises, Ltd. Class A...    66,131     171,941
#*  Charles & Colvard, Ltd.............................    89,032     160,258
#   Cheesecake Factory, Inc. (The).....................   403,750  21,200,912
    Cherokee, Inc......................................    48,281     877,749
    Chico's FAS, Inc................................... 1,158,170  19,318,276
#   Children's Place, Inc. (The).......................   157,903   9,466,285
#   Choice Hotels International, Inc...................   136,884   7,863,986
*   Christopher & Banks Corp...........................   228,330   1,189,599
    Churchill Downs, Inc...............................   111,116  10,554,909
#*  Chuy's Holdings, Inc...............................    66,039   1,411,253
#*  Cinedigm Corp......................................   543,743     810,177
*   Citi Trends, Inc...................................   104,518   2,392,417
    Clear Channel Outdoor Holdings, Inc. Class A.......    27,610     249,870
    ClubCorp Holdings, Inc.............................    91,534   1,556,993
*   Coast Distribution System, Inc. (The)..............    43,930     151,998
    Collectors Universe, Inc...........................    60,571   1,423,418
    Columbia Sportswear Co.............................   364,747  15,501,747
#*  Conn's, Inc........................................   244,145   3,842,842
    Cooper Tire & Rubber Co............................   435,983  15,167,849
#*  Cooper-Standard Holding, Inc.......................     2,150     112,338
    Core-Mark Holding Co., Inc.........................   165,394  11,028,472
#   Cracker Barrel Old Country Store, Inc..............   171,159  23,022,597
#*  Crocs, Inc.........................................   610,519   6,471,501
*   Crown Media Holdings, Inc. Class A.................    91,462     292,678
    CSS Industries, Inc................................    27,255     741,336
    CST Brands, Inc....................................   554,851  23,914,078
    Culp, Inc..........................................    55,201   1,108,988
#*  Cumulus Media, Inc. Class A........................   995,343   3,463,794
#*  Daily Journal Corp.................................       200      37,700
#   Dana Holding Corp..................................   386,003   8,055,883
#*  Deckers Outdoor Corp...............................   263,354  17,394,532
*   Del Frisco's Restaurant Group, Inc.................   154,080   3,055,406
#*  Delta Apparel, Inc.................................    15,317     141,682
*   Denny's Corp.......................................   392,821   4,273,892
    Destination Maternity Corp.........................    54,446     833,568
#*  Destination XL Group, Inc..........................   280,623   1,425,565
    DeVry Education Group, Inc.........................   444,435  18,848,488
#*  Dex Media, Inc.....................................       800       5,424
*   DGSE Cos., Inc.....................................     5,479       8,273
*   Diamond Resorts International, Inc.................    84,732   2,404,694
    DineEquity, Inc....................................   140,584  15,007,342
#*  Dixie Group, Inc. (The)............................   107,711     870,305
#*  Dorman Products, Inc...............................   219,441  10,035,037
*   Dover Downs Gaming & Entertainment, Inc............     6,209       5,573
    Dover Motorsports, Inc.............................    56,312     148,664
#*  DreamWorks Animation SKG, Inc. Class A.............   159,227   2,972,768

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
*   Drew Industries, Inc............................... 170,049 $ 8,550,064
    DSW, Inc. Class A.................................. 128,393   4,565,655
    Educational Development Corp.......................  15,090      62,322
*   Eldorado Resorts, Inc..............................  44,611     176,883
*   ELXSI Corp.........................................   1,800      27,090
    Emerson Radio Corp................................. 197,300     205,192
*   Emmis Communications Corp. Class A................. 124,034     249,308
#*  Empire Resorts, Inc................................  12,956      76,440
#*  Entercom Communications Corp. Class A.............. 121,196   1,402,238
#   Entravision Communications Corp. Class A........... 437,093   2,696,864
#   Escalade, Inc......................................  40,814     622,005
#   Ethan Allen Interiors, Inc......................... 209,883   5,713,015
*   EVINE Live, Inc.................................... 301,375   1,889,621
#*  EW Scripps Co. (The) Class A....................... 308,979   6,096,156
*   Express, Inc....................................... 544,739   7,125,186
#*  Famous Dave's Of America, Inc......................  39,446   1,194,030
#*  Federal-Mogul Holdings Corp........................ 231,729   3,135,293
#*  Fiesta Restaurant Group, Inc....................... 200,749  11,858,243
    Finish Line, Inc. (The) Class A.................... 375,489   8,861,540
#*  Five Below, Inc.................................... 404,529  13,478,906
    Flanigan's Enterprises, Inc........................   5,380     205,785
    Flexsteel Industries, Inc..........................  35,667   1,062,877
*   Fox Factory Holding Corp...........................   5,904      89,682
*   Francesca's Holdings Corp..........................  67,009   1,062,763
    Fred's, Inc. Class A............................... 218,830   3,632,578
    Frisch's Restaurants, Inc..........................  20,810     576,437
#*  FTD Cos., Inc...................................... 134,588   4,609,639
#*  Fuel Systems Solutions, Inc........................ 104,719   1,124,682
*   Full House Resorts, Inc............................  16,112      22,073
#*  G-III Apparel Group, Ltd........................... 166,028  16,137,922
*   Gaiam, Inc. Class A................................  58,570     428,732
*   Gaming Partners International Corp.................   8,434      69,918
#*  Geeknet, Inc.......................................  12,204      95,679
*   Genesco, Inc....................................... 178,591  12,760,327
*   Gentherm, Inc...................................... 260,851   9,594,100
*   Global Eagle Entertainment, Inc....................   4,002      61,611
#*  Gordmans Stores, Inc...............................  40,554     150,050
*   Grand Canyon Education, Inc........................ 333,661  14,621,025
#*  Gray Television, Inc............................... 356,540   3,372,868
*   Gray Television, Inc. Class A......................  25,939     194,542
#   Group 1 Automotive, Inc............................ 179,345  14,417,545
    Guess?, Inc........................................ 497,681   9,346,449
#*  Hampshire Group, Ltd...............................   8,000      14,400
    Harte-Hanks, Inc................................... 315,835   2,296,120
    Haverty Furniture Cos., Inc........................ 133,895   3,271,055
    Haverty Furniture Cos., Inc. Class A...............   3,785      93,982
*   Helen of Troy, Ltd................................. 206,038  15,498,178
o*  Here Media, Inc....................................  22,918           2
o*  Here Media, Inc. Special Shares....................  22,918           2
#*  hhgregg, Inc....................................... 155,532     853,871
#*  Hibbett Sports, Inc................................ 125,322   5,895,147
    Hooker Furniture Corp..............................  57,626   1,039,573
#*  Hovnanian Enterprises, Inc. Class A................  98,754     339,714

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#   HSN, Inc........................................... 186,219 $14,420,799
#*  Iconix Brand Group, Inc............................ 343,594  11,421,065
#*  Ignite Restaurant Group, Inc.......................   8,497      58,119
*   Insignia Systems, Inc..............................  15,351      49,123
    International Speedway Corp. Class A............... 127,319   3,703,710
#   Interval Leisure Group, Inc........................ 378,168   8,728,117
#*  iRobot Corp........................................ 172,880   5,454,364
*   Isle of Capri Casinos, Inc......................... 121,810   1,247,334
#*  ITT Educational Services, Inc...................... 105,162     764,528
    Jack in the Box, Inc............................... 308,443  26,152,882
*   Jaclyn, Inc........................................   2,235      11,287
#*  JAKKS Pacific, Inc.................................  62,792     378,008
#*  Jamba, Inc......................................... 128,246   2,107,082
#*  JC Penney Co., Inc................................. 244,117   1,774,731
    John Wiley & Sons, Inc. Class A....................  13,586     841,789
    Johnson Outdoors, Inc. Class A.....................  27,333     819,990
*   Journal Communications, Inc. Class A............... 286,844   2,882,782
*   K12, Inc........................................... 161,968   2,303,185
*   Kate Spade & Co....................................   9,202     290,139
#   KB Home............................................ 693,994   8,647,165
#*  Kirkland's, Inc.................................... 123,799   2,880,803
*   Kona Grill, Inc....................................  65,589   1,541,341
    Koss Corp..........................................  25,262      50,019
#*  Krispy Kreme Doughnuts, Inc........................ 480,828   9,361,721
    La-Z-Boy, Inc...................................... 369,084   9,850,852
*   Lakeland Industries, Inc...........................  22,928     194,888
o*  Lazare Kaplan International, Inc...................   9,600      15,024
#*  LeapFrog Enterprises, Inc.......................... 336,668     801,270
*   Learning Tree International, Inc...................  40,081      79,761
    Libbey, Inc........................................ 206,020   6,738,914
*   Liberty Media Corp. Class B........................     522      20,697
*   Liberty Tax, Inc...................................  15,953     574,308
*   Liberty Ventures Series A.......................... 105,645   3,945,841
#*  Life Time Fitness, Inc............................. 289,896  15,848,614
#   Lifetime Brands, Inc...............................  75,170   1,186,183
#   Lincoln Educational Services Corp..................  75,737     196,916
    Lithia Motors, Inc. Class A........................ 173,890  14,728,483
#*  Live Nation Entertainment, Inc..................... 568,208  13,506,304
*   Loral Space & Communications, Inc..................  89,534   6,438,390
*   Luby's, Inc........................................ 245,262   1,196,879
#*  Lumber Liquidators Holdings, Inc...................  63,274   3,995,753
*   M/I Homes, Inc..................................... 159,929   3,300,935
    Marcus Corp. (The).................................  86,567   1,632,654
#   Marine Products Corp............................... 125,265     905,666
*   MarineMax, Inc..................................... 181,367   4,626,672
    Marriott Vacations Worldwide Corp.................. 228,850  17,507,025
#*  Martha Stewart Living Omnimedia, Inc. Class A...... 169,810     787,918
#*  Mattress Firm Holding Corp.........................   2,624     151,195
*   McClatchy Co. (The) Class A........................ 256,576     644,006
    McRae Industries, Inc. Class A.....................   2,500      77,188
#   MDC Holdings, Inc.................................. 333,034   8,325,850
#*  Media General, Inc................................. 129,812   1,856,312
#   Men's Wearhouse, Inc. (The)........................ 381,140  17,711,576

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Consumer Discretionary -- (Continued)
#   Meredith Corp......................................   266,870 $13,893,252
*   Meritage Homes Corp................................   193,116   7,031,354
*   Modine Manufacturing Co............................   311,608   3,798,502
*   Monarch Casino & Resort, Inc.......................    78,128   1,351,614
#   Monro Muffler Brake, Inc...........................   222,880  12,735,363
    Morningstar, Inc...................................    25,855   1,721,684
*   Motorcar Parts of America, Inc.....................   124,627   3,255,257
    Movado Group, Inc..................................   120,549   2,896,792
*   Murphy USA, Inc....................................   288,787  20,160,220
    NACCO Industries, Inc. Class A.....................    34,665   1,908,308
*   Nathan's Famous, Inc...............................    21,450   1,725,438
    National CineMedia, Inc............................   416,156   5,992,646
*   Nautilus, Inc......................................   228,547   3,254,509
*   New York & Co., Inc................................   380,682     875,569
#   New York Times Co. (The) Class A...................   986,279  12,417,253
#   Nexstar Broadcasting Group, Inc. Class A...........   229,026  11,427,252
*   Nobility Homes, Inc................................    13,083     122,980
#   Nutrisystem, Inc...................................   214,599   3,824,154
*   Office Depot, Inc.................................. 3,809,109  28,949,228
*   Orbitz Worldwide, Inc..............................   802,067   7,403,078
#*  Outerwall, Inc.....................................   159,211   9,883,819
#*  Overstock.com, Inc.................................   103,482   2,315,927
    Oxford Industries, Inc.............................   111,267   6,224,276
*   P&F Industries, Inc. Class A.......................    10,000      76,000
#*  Pacific Sunwear of California, Inc.................   226,616     623,194
#   Papa John's International, Inc.....................   297,161  18,857,837
#*  Penn National Gaming, Inc..........................   330,738   4,951,148
    Penske Automotive Group, Inc.......................   337,541  16,320,107
*   Pep Boys-Manny, Moe & Jack (The)...................   338,768   2,855,814
*   Perfumania Holdings, Inc...........................    15,984      90,230
*   Perry Ellis International, Inc.....................    77,609   1,855,631
#   PetMed Express, Inc................................    98,009   1,538,741
#   Pier 1 Imports, Inc................................   656,585  11,037,194
#*  Pinnacle Entertainment, Inc........................   220,582   4,665,309
    Pool Corp..........................................   319,415  19,870,807
*   Popeyes Louisiana Kitchen, Inc.....................   172,684   9,915,515
*   QEP Co., Inc.......................................     9,614     171,129
#*  Quantum Fuel Systems Technologies Worldwide, Inc...     1,524       3,810
#*  Quiksilver, Inc....................................   582,084   1,088,497
#*  Radio One, Inc. Class D............................   932,814   1,753,690
#*  Rave Restaurant Group, Inc.........................     8,932     115,491
*   RCI Hospitality Holdings, Inc......................    71,246     694,648
*   ReachLocal, Inc....................................     6,488      19,659
*   Reading International, Inc. Class A................    25,474     307,981
*   Reading International, Inc. Class B................     2,710      37,940
*   Red Lion Hotels Corp...............................   102,237     656,362
#*  Red Robin Gourmet Burgers, Inc.....................   104,003   8,060,232
#   Regal Entertainment Group Class A..................   632,580  13,385,393
*   Regis Corp.........................................   339,175   5,342,006
    Remy International, Inc............................     3,811      81,060
#   Rent-A-Center, Inc.................................   375,283  12,864,701
#*  Rentrak Corp.......................................    27,336   2,102,958
#*  Restoration Hardware Holdings, Inc.................    28,868   2,526,816

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Consumer Discretionary -- (Continued)
    Rocky Brands, Inc..................................    94,670 $ 1,297,926
#*  Ruby Tuesday, Inc..................................   391,779   2,358,510
    Ruth's Hospitality Group, Inc......................   257,156   3,733,905
#   Ryland Group, Inc. (The)...........................   270,752  10,870,693
#   Saga Communications, Inc. Class A..................    18,609     756,828
#   Salem Communications Corp. Class A.................   132,841     925,902
#   Scholastic Corp....................................   109,412   4,024,173
#*  Scientific Games Corp. Class A.....................   530,070   6,260,127
    SeaWorld Entertainment, Inc........................   142,843   2,501,181
#*  Select Comfort Corp................................   418,177  12,478,402
*   Shiloh Industries, Inc.............................   208,939   2,555,324
    Shoe Carnival, Inc.................................   123,722   2,872,825
#*  Shutterfly, Inc....................................   275,637  12,092,195
#   Sinclair Broadcast Group, Inc. Class A.............   470,204  11,632,847
*   Sizmek, Inc........................................   166,660     993,294
#*  Skechers U.S.A., Inc. Class A......................   320,320  19,331,312
*   Skullcandy, Inc....................................   190,063   1,904,431
#*  Skyline Corp.......................................    45,820     171,825
#*  Smith & Wesson Holding Corp........................     5,755      70,787
    Sonic Automotive, Inc. Class A.....................   283,981   6,994,452
    Sonic Corp.........................................   412,472  12,485,527
#   Sotheby's..........................................   303,260  12,903,713
*   Spanish Broadcasting System, Inc. Class A..........    43,707     115,824
    Spartan Motors, Inc................................   152,345     793,717
#*  Spectrum Group International, Inc..................        85      45,475
    Speedway Motorsports, Inc..........................   145,340   3,239,629
    Stage Stores, Inc..................................   207,143   4,142,860
#   Standard Motor Products, Inc.......................   157,451   5,740,663
#*  Standard Pacific Corp.............................. 1,004,975   7,054,924
*   Stanley Furniture Co., Inc.........................    35,155     104,059
#*  Starz..............................................   253,978   7,497,431
*   Starz Class B......................................     1,444      42,973
    Stein Mart, Inc....................................   236,011   3,247,511
*   Steiner Leisure, Ltd...............................    73,543   3,207,946
*   Steven Madden, Ltd.................................   484,667  16,643,465
*   Stoneridge, Inc....................................   179,226   2,261,832
#   Strattec Security Corp.............................    23,183   1,460,529
#*  Strayer Education, Inc.............................    73,411   4,918,537
#   Sturm Ruger & Co., Inc.............................    96,306   3,890,762
#   Superior Industries International, Inc.............   148,756   2,714,797
    Superior Uniform Group, Inc........................    15,785     599,041
    Sypris Solutions, Inc..............................   285,243     683,157
#*  Systemax, Inc......................................   125,922   1,645,801
    Tandy Leather Factory, Inc.........................    82,829     707,360
#*  Taylor Morrison Home Corp. Class A.................   172,697   3,068,826
#*  Tempur Sealy International, Inc....................   271,532  14,942,406
*   Tenneco, Inc.......................................   106,771   5,490,165
#   Texas Roadhouse, Inc...............................   523,137  17,572,172
    Thor Industries, Inc...............................   380,120  21,419,762
#*  Tile Shop Holdings, Inc............................    23,410     190,089
*   Tilly's, Inc. Class A..............................    14,625     200,947
    Time, Inc..........................................   116,197   2,909,573
*   Tower International, Inc...........................   134,518   3,184,041

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Consumer Discretionary -- (Continued)
#    Town Sports International Holdings, Inc............ 154,414 $    1,016,044
     Trans World Entertainment Corp..................... 452,232      1,569,245
#*   TRI Pointe Homes, Inc.............................. 170,238      2,439,511
#*   Tuesday Morning Corp............................... 159,005      2,814,388
#*   Tumi Holdings, Inc................................. 446,136     10,113,903
*    UCP, Inc. Class A..................................   1,100          9,900
*    Unifi, Inc......................................... 122,873      3,960,197
*    Universal Electronics, Inc......................... 116,566      7,429,917
     Universal Technical Institute, Inc................. 113,581        927,957
#*   UQM Technologies, Inc..............................  11,434         10,863
*    US Auto Parts Network, Inc......................... 100,864        237,030
     Vail Resorts, Inc.................................. 245,102     21,510,152
     Value Line, Inc....................................  26,515        402,233
#*   Vera Bradley, Inc..................................  68,169      1,299,983
*    Vince Holding Corp.................................   3,722         87,281
#*   Vitamin Shoppe, Inc................................ 222,421      9,401,736
#*   VOXX International Corp............................ 156,753      1,254,024
*    Walking Co. Holdings, Inc. (The)...................     214          1,284
#    Wendy's Co. (The).................................. 900,777      9,494,190
*    West Marine, Inc................................... 149,960      1,799,520
#    Weyco Group, Inc...................................  50,631      1,368,050
#*   William Lyon Homes Class A.........................  63,557      1,212,668
#    Winmark Corp.......................................  30,758      2,507,085
#    Winnebago Industries, Inc.......................... 194,819      3,874,950
#    Wolverine World Wide, Inc.......................... 728,103     20,496,099
o#*  Xanadoo Co. Class A................................     170         29,750
*    Zagg, Inc.......................................... 177,446      1,069,999
#*   Zumiez, Inc........................................ 215,251      8,026,710
                                                                 --------------
Total Consumer Discretionary............................          1,718,498,899
                                                                 --------------
Consumer Staples -- (3.4%)
#    Alico, Inc.........................................  28,412      1,350,706
*    Alliance One International, Inc.................... 385,962        405,260
     Andersons, Inc. (The).............................. 205,216      9,230,616
#    B&G Foods, Inc..................................... 385,449     11,501,798
#*   Boston Beer Co., Inc. (The) Class A................   2,323        730,630
#*   Boulder Brands, Inc................................ 390,259      3,914,298
*    Bridgford Foods Corp...............................  17,169        138,125
#    Cal-Maine Foods, Inc............................... 303,384     10,633,609
     Calavo Growers, Inc................................ 118,661      4,759,493
     Casey's General Stores, Inc........................ 251,413     22,954,007
*    CCA Industries, Inc................................  16,064         56,224
*    Central Garden and Pet Co..........................  70,866        598,818
*    Central Garden and Pet Co. Class A................. 250,553      2,280,032
#*   Chefs' Warehouse, Inc. (The).......................  78,809      1,685,724
#    Coca-Cola Bottling Co. Consolidated................  37,309      3,639,120
#*   Coffee Holding Co., Inc............................  11,600         58,580
#*   Craft Brew Alliance, Inc........................... 111,338      1,324,922
#*   Darling Ingredients, Inc........................... 859,237     14,589,844
#    Dean Foods Co...................................... 699,533     12,675,538
#*   Diamond Foods, Inc................................. 125,414      3,082,676
#*   Farmer Bros. Co....................................  75,522      2,258,863
     Fresh Del Monte Produce, Inc....................... 391,105     13,152,861

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Consumer Staples -- (Continued)
#*  Fresh Market, Inc. (The)...........................   286,627 $10,923,355
*   Glacier Water Services, Inc........................     3,200      46,400
    Golden Enterprises, Inc............................    32,785     117,698
    Ingles Markets, Inc. Class A.......................    83,519   3,562,085
    Inter Parfums, Inc.................................   202,434   5,091,215
*   Inventure Foods, Inc...............................    77,410     787,260
    J&J Snack Foods Corp...............................   128,453  12,603,808
    John B. Sanfilippo & Son, Inc......................    61,807   2,254,101
    Lancaster Colony Corp..............................   197,820  17,789,953
*   Landec Corp........................................   179,578   2,293,211
#   Liberator Medical Holdings, Inc....................    26,723      85,514
#*  Lifeway Foods, Inc.................................    50,414     922,576
#   Limoneira Co.......................................    14,308     297,606
*   Mannatech, Inc.....................................     6,854     128,170
#*  Medifast, Inc......................................    97,827   3,100,138
#   MGP Ingredients, Inc...............................    93,245   1,478,866
*   National Beverage Corp.............................   238,690   5,189,121
*   Natural Alternatives International, Inc............    20,426     108,666
#*  Natural Grocers by Vitamin Cottage, Inc............    29,840     919,072
#   Nature's Sunshine Products, Inc....................    33,684     465,850
#*  Nutraceutical International Corp...................    43,111     842,389
    Oil-Dri Corp. of America...........................    23,455     718,192
#*  Omega Protein Corp.................................   143,520   1,512,701
#   Orchids Paper Products Co..........................    46,979   1,281,117
*   Pantry, Inc. (The).................................   155,395   5,734,075
#   Pilgrim's Pride Corp...............................   556,837  15,118,125
#*  Post Holdings, Inc.................................   291,216  13,759,956
#   Pricesmart, Inc....................................   201,493  16,478,097
*   Primo Water Corp...................................       309       1,307
*   Reliv International, Inc...........................    28,122      34,028
*   Revlon, Inc. Class A...............................   245,742   8,045,593
    Rocky Mountain Chocolate Factory, Inc..............    29,081     394,048
#*  Roundy's, Inc......................................     6,128      22,061
#   Sanderson Farms, Inc...............................   183,314  14,657,787
*   Scheid Vineyards, Inc. Class A.....................       440      13,757
*   Seaboard Corp......................................     1,738   6,647,833
#*  Seneca Foods Corp. Class A.........................    34,940     904,247
*   Seneca Foods Corp. Class B.........................     2,794      98,502
    Snyder's-Lance, Inc................................   371,757  10,814,411
    SpartanNash Co.....................................   248,581   6,403,447
    Spectrum Brands Holdings, Inc......................    97,629   8,755,369
#*  SUPERVALU, Inc..................................... 1,934,938  18,846,296
*   Tofutti Brands, Inc................................    19,440     103,032
#   Tootsie Roll Industries, Inc.......................   146,043   4,555,081
#*  TreeHouse Foods, Inc...............................   239,572  21,729,180
#*  United Natural Foods, Inc..........................   143,863  11,117,733
#   United-Guardian, Inc...............................    19,179     410,431
#   Universal Corp.....................................   158,509   6,365,721
#*  USANA Health Sciences, Inc.........................    67,939   6,660,740
#   Vector Group, Ltd..................................   113,065   2,530,395
#   Village Super Market, Inc. Class A.................    35,183   1,019,251
#   WD-40 Co...........................................   101,349   8,316,699

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Staples -- (Continued)
#   Weis Markets, Inc.................................. 111,507 $  5,110,366
                                                                ------------
Total Consumer Staples.................................          388,188,376
                                                                ------------
Energy -- (3.0%)
#*  Abraxas Petroleum Corp............................. 111,700      330,632
    Adams Resources & Energy, Inc......................  19,183    1,113,381
#   Alon USA Energy, Inc............................... 480,990    5,810,359
#*  Alpha Natural Resources, Inc.......................  34,300       35,672
    AMEN Properties, Inc...............................      19       11,248
#*  Approach Resources, Inc............................ 138,132      866,088
#   Atwood Oceanics, Inc...............................  79,868    2,282,627
*   Barnwell Industries, Inc...........................  32,713       94,050
#*  Basic Energy Services, Inc......................... 293,605    1,726,397
#*  Bill Barrett Corp.................................. 281,458    2,870,872
#*  Bonanza Creek Energy, Inc.......................... 287,024    7,485,586
#   Bristow Group, Inc................................. 253,022   14,095,856
#*  C&J Energy Services, Inc........................... 354,474    3,651,082
#*  Callon Petroleum Co................................ 293,347    1,598,741
#   CARBO Ceramics, Inc................................ 116,026    3,803,332
*   Carrizo Oil & Gas, Inc............................. 374,413   16,886,026
#*  Clayton Williams Energy, Inc.......................  74,456    4,162,090
#*  Clean Energy Fuels Corp............................ 409,703    1,708,462
#*  Cloud Peak Energy, Inc............................. 387,647    2,632,123
#   Comstock Resources, Inc............................ 292,327    1,181,001
#*  Contango Oil & Gas Co..............................  90,118    2,709,848
    Dawson Geophysical Co..............................  42,474      458,295
    Delek US Holdings, Inc............................. 439,848   13,569,311
#   DHT Holdings, Inc.................................. 200,327    1,472,404
*   Dril-Quip, Inc.....................................   7,961      590,945
#*  Emerald Oil, Inc................................... 335,417      276,048
#   Energy XXI, Ltd.................................... 400,033    1,176,097
*   ENGlobal Corp......................................  92,274      166,093
    EnLink Midstream LLC............................... 300,719    9,514,749
*   Era Group, Inc.....................................  95,350    2,147,282
*   Escalera Resources Co..............................  14,286        6,299
    Evolution Petroleum Corp...........................  35,648      262,013
    Exterran Holdings, Inc............................. 484,153   13,125,388
*   FieldPoint Petroleum Corp..........................  31,986       57,895
#*  Forbes Energy Services, Ltd........................   2,000        1,927
*   Forum Energy Technologies, Inc.....................  68,012    1,050,785
#   GasLog, Ltd........................................ 457,502    8,001,710
#*  Gastar Exploration, Inc............................ 445,756    1,043,069
#*  Geospace Technologies Corp.........................  78,516    1,882,814
#*  Goodrich Petroleum Corp............................ 201,167      506,941
#   Green Plains, Inc.................................. 256,462    6,003,775
*   Gulf Coast Ultra Deep Royalty Trust................ 211,674      226,491
#   Gulf Island Fabrication, Inc.......................  66,490    1,101,739
#   Gulfmark Offshore, Inc. Class A.................... 174,408    3,441,070
#*  Halcon Resources Corp.............................. 399,570      559,398
#   Hallador Energy Co.................................   1,200       13,608
#*  Harvest Natural Resources, Inc..................... 157,012       98,494
*   Helix Energy Solutions Group, Inc.................. 761,025   14,284,439
#*  Hercules Offshore, Inc............................. 241,581      173,938

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                         --------- -----------
Energy -- (Continued)
*    HKN, Inc...........................................     2,360 $   126,248
#*   Hornbeck Offshore Services, Inc....................   243,619   5,408,342
#*   ION Geophysical Corp............................... 1,030,774   2,319,242
*    Key Energy Services, Inc...........................   960,213   1,613,158
#*   Matador Resources Co...............................   524,711  11,312,769
*    Matrix Service Co..................................   183,049   3,514,541
#*   McDermott International, Inc.......................   758,472   1,706,562
*    Mexco Energy Corp..................................     6,572      30,461
#*   Midstates Petroleum Co., Inc.......................    12,793      16,503
#*   Miller Energy Resources, Inc.......................       789         923
*    Mitcham Industries, Inc............................    57,704     323,719
*    Natural Gas Services Group, Inc....................    64,072   1,293,614
#*   Newpark Resources, Inc.............................   589,647   5,094,550
#*   Nordic American Offshore, Ltd......................        27         304
#    Nordic American Tankers, Ltd.......................     3,153      31,908
#*   Northern Oil and Gas, Inc..........................   397,041   2,493,418
#*   Nuverra Environmental Solutions, Inc...............    99,029     220,835
*    Oil States International, Inc......................    41,032   1,685,184
#*   Overseas Shipholding Group, Inc....................   100,481     512,453
#*   Pacific Drilling SA................................    70,741     235,568
#    Panhandle Oil and Gas, Inc. Class A................    84,593   1,771,377
#*   Parker Drilling Co.................................   746,608   2,023,308
     PBF Energy, Inc. Class A...........................   483,446  13,584,833
*    PDC Energy, Inc....................................   184,776   8,488,609
#*   Penn Virginia Corp.................................   466,506   2,276,549
#*   PetroQuest Energy, Inc.............................   446,037   1,306,888
#*   PHI, Inc. Non-Voting...............................    52,877   1,808,922
*    PHI, Inc. Voting...................................     4,419     151,483
*    Pioneer Energy Services Corp.......................   331,584   1,372,758
#*   Renewable Energy Group, Inc........................   226,314   1,977,984
#*   REX American Resources Corp........................    21,400   1,187,914
#*   Rex Energy Corp....................................   399,433   1,413,993
#*   RigNet, Inc........................................    61,389   2,100,732
#*   Ring Energy, Inc...................................     7,290      66,485
#*   Rosetta Resources, Inc.............................   126,406   2,157,750
     Rowan Cos. P.L.C. Class A..........................    23,612     498,685
*    Royale Energy, Inc.................................    10,018      17,732
#*   SandRidge Energy, Inc..............................    11,345      15,996
#    Scorpio Tankers, Inc............................... 1,182,300   9,304,701
#*   SEACOR Holdings, Inc...............................   137,748   9,910,969
     SemGroup Corp. Class A.............................   275,497  18,549,213
#*   Seventy Seven Energy, Inc..........................    67,609     267,056
#    Ship Finance International, Ltd....................   507,540   7,049,731
*    Steel Excel, Inc...................................    32,698     782,790
#*   Stone Energy Corp..................................   372,998   5,251,812
#*   Swift Energy Co....................................   151,326     322,324
#*   Synergy Resources Corp.............................   588,637   7,199,031
*    Synthesis Energy Systems, Inc......................    48,546      34,322
o#*  Syntroleum Corp....................................    12,079      33,789
     Targa Resources Corp...............................    37,242   3,233,723
#    Teekay Tankers, Ltd. Class A.......................     3,990      20,509
#    Tesco Corp.........................................   178,280   1,825,587
#*   TETRA Technologies, Inc............................   498,279   2,461,498

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Energy -- (Continued)
*   TGC Industries, Inc................................    95,637 $    191,274
#   Tidewater, Inc.....................................   102,699    3,004,973
#*  Triangle Petroleum Corp............................   572,203    3,004,066
*   Unit Corp..........................................    99,808    2,972,282
#*  Uranium Energy Corp................................    38,948       49,464
#*  US Energy Corp. Wyoming............................    10,000       14,300
#   US Silica Holdings, Inc............................   385,744    9,720,749
*   Vaalco Energy, Inc.................................   399,770    2,214,726
#   W&T Offshore, Inc..................................   465,729    2,356,589
#*  Warren Resources, Inc..............................   462,423      485,544
    Western Refining, Inc..............................   390,168   14,486,938
*   Westmoreland Coal Co...............................    93,311    2,433,551
*   Willbros Group, Inc................................   331,559    1,850,099
    World Fuel Services Corp...........................       953       46,668
*   Yuma Energy, Inc...................................    17,796       29,541
#*  Zion Oil & Gas, Inc................................     3,973        5,960
                                                                  ------------
Total Energy...........................................            345,544,569
                                                                  ------------
Financials -- (14.1%)
*   1st Constitution Bancorp...........................     1,951       21,461
#   1st Source Corp....................................   147,946    4,398,435
*   A-Mark Precious Metals, Inc........................    21,404      223,672
    Access National Corp...............................    33,310      594,917
#   Alexander & Baldwin, Inc...........................   337,976   12,930,962
    Alliance Bancorp, Inc. of Pennsylvania.............     3,510       61,285
#*  Altisource Asset Management Corp...................    10,675    1,708,000
#*  Altisource Portfolio Solutions SA..................   123,758    2,509,812
#*  Ambac Financial Group, Inc.........................   262,862    6,426,976
    Ameriana Bancorp...................................     2,912       50,742
    American Equity Investment Life Holding Co.........   535,238   13,653,921
*   American Independence Corp.........................     1,537       17,045
#   American National Bankshares, Inc..................    25,247      543,315
    American National Insurance Co.....................       237       24,657
*   American River Bankshares..........................     7,326       72,381
o*  American Spectrum Realty, Inc......................     3,652        2,301
    Ameris Bancorp.....................................   177,726    4,288,528
    AMERISAFE, Inc.....................................   129,702    5,278,871
#   AmeriServ Financial, Inc...........................   278,158      831,692
#   Amtrust Financial Services, Inc....................   414,663   20,990,241
    Argo Group International Holdings, Ltd.............   135,966    7,272,821
    Arrow Financial Corp...............................    46,265    1,182,996
    ASB Financial Corp.................................       900       11,813
    Aspen Insurance Holdings, Ltd......................   440,676   19,090,084
    Associated Banc-Corp............................... 1,020,204   17,149,629
*   Asta Funding, Inc..................................    48,129      408,615
    Astoria Financial Corp.............................   713,181    8,722,204
    Atlantic American Corp.............................    20,640       82,354
#*  Atlantic Coast Financial Corp......................       143          555
#*  Atlanticus Holdings Corp...........................    73,372      187,832
    Auburn National Bancorporation, Inc................     2,786       65,471
#*  AV Homes, Inc......................................    46,957      703,885
    Baldwin & Lyons, Inc. Class A......................     1,471       34,789
    Baldwin & Lyons, Inc. Class B......................    33,439      772,441

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#   Banc of California, Inc............................    46,441 $   476,020
#   Bancfirst Corp.....................................    56,951   3,283,795
#*  Bancorp, Inc. (The)................................   227,870   1,941,452
#   BancorpSouth, Inc..................................   682,243  13,542,524
    Bank Mutual Corp...................................   154,292     982,840
    Bank of Commerce Holdings..........................     4,992      28,454
#   Bank of Hawaii Corp................................   337,217  19,039,272
    Bank of Kentucky Financial Corp (The)..............     3,833     170,339
#   Bank of the Ozarks, Inc............................   576,823  18,706,370
    BankFinancial Corp.................................    79,756     902,040
    BankUnited, Inc....................................   142,332   3,936,903
    Banner Corp........................................   135,742   5,481,262
    Bar Harbor Bankshares..............................    19,129     587,260
    BBCN Bancorp, Inc..................................   586,541   7,595,706
#*  BBX Capital Corp. Class A..........................    60,353     853,391
    BCB Bancorp, Inc...................................    18,073     209,828
#*  Bear State Financial, Inc..........................    12,672     137,111
*   Beneficial Bancorp, Inc............................   423,342   4,567,860
    Berkshire Bancorp, Inc.............................    10,144      87,238
    Berkshire Hills Bancorp, Inc.......................   151,279   3,766,847
    BGC Partners, Inc. Class A......................... 1,354,077  10,602,423
    BNC Bancorp........................................     4,134      66,061
*   BNCCORP, Inc.......................................     3,900      61,230
#*  BofI Holding, Inc..................................   106,760   9,006,274
    Boston Private Financial Holdings, Inc.............   588,140   6,469,540
#   Bridge Bancorp, Inc................................    10,230     252,476
*   Bridge Capital Holdings............................     9,749     213,016
    Brookline Bancorp, Inc.............................   467,544   4,488,422
    Bryn Mawr Bank Corp................................    63,718   1,857,380
    C&F Financial Corp.................................     1,705      60,169
    Calamos Asset Management, Inc. Class A.............   139,539   1,751,214
    California First National Bancorp..................    14,701     202,874
#   Camden National Corp...............................    33,314   1,237,948
#   Cape Bancorp, Inc..................................     6,168      53,230
*   Capital Bank Financial Corp. Class A...............    40,236     982,563
#   Capital City Bank Group, Inc.......................    50,766     761,490
*   Capital Properties, Inc. Class A...................     2,600      30,186
#   Capitol Federal Financial, Inc.....................   939,820  11,710,157
    Cardinal Financial Corp............................   222,528   3,963,224
*   Cascade Bancorp....................................    80,089     370,011
#   Cash America International, Inc....................   189,446   3,940,477
    Cathay General Bancorp.............................   564,150  13,477,544
    Centerstate Banks, Inc.............................   150,138   1,653,019
#   Central Pacific Financial Corp.....................   100,276   2,103,790
#   Century Bancorp, Inc. Class A......................     5,255     203,789
#   Charter Financial Corp.............................    28,896     323,635
    Chemical Financial Corp............................   171,286   4,857,671
#   Chicopee Bancorp, Inc..............................     9,906     163,053
    Citizens & Northern Corp...........................       600      11,598
    Citizens Community Bancorp, Inc....................     1,592      14,511
*   Citizens First Corp................................       400       4,988
    Citizens Holding Co................................     2,717      50,591
#*  Citizens, Inc......................................   204,804   1,478,685

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
#   City Holding Co....................................  86,153 $ 3,646,857
#   CKX Lands, Inc.....................................   5,107      76,911
#   Clifton Bancorp, Inc............................... 121,383   1,609,539
#   CNB Financial Corp.................................  21,830     371,110
    CNO Financial Group, Inc........................... 978,475  15,185,932
#   CoBiz Financial, Inc............................... 200,878   2,189,570
    Codorus Valley Bancorp, Inc........................   2,495      50,075
#   Cohen & Steers, Inc................................  14,801     622,826
*   Colonial Financial Services, Inc...................     728       9,650
*   Colony Bankcorp, Inc...............................  10,672      79,613
    Columbia Banking System, Inc....................... 377,454   9,598,655
    Commercial National Financial Corp.................   3,979      88,135
    Community Bank Shares of Indiana, Inc..............     795      21,481
#   Community Bank System, Inc......................... 279,774   9,408,800
#   Community Trust Bancorp, Inc.......................  95,799   3,025,332
    Community West Bancshares..........................   6,650      44,888
*   CommunityOne Bancorp...............................     214       2,089
    ConnectOne Bancorp, Inc............................  80,841   1,487,474
#   Consolidated-Tomoka Land Co........................  19,928   1,087,072
*   Consumer Portfolio Services, Inc................... 104,088     582,893
#*  Cowen Group, Inc. Class A.......................... 459,717   1,912,423
    Crawford & Co. Class A.............................  95,513     740,226
#   Crawford & Co. Class B.............................  69,225     647,254
#*  Credit Acceptance Corp.............................  75,837  11,954,945
*   CU Bancorp.........................................     600      12,192
#*  Customers Bancorp, Inc.............................  51,288   1,007,809
#   CVB Financial Corp................................. 751,895  10,985,186
#   Diamond Hill Investment Group, Inc.................     985     128,109
    Dime Community Bancshares, Inc..................... 254,841   3,761,453
    Donegal Group, Inc. Class A........................  72,632   1,161,386
    Donegal Group, Inc. Class B........................   5,267     122,853
#*  Doral Financial Corp...............................   6,346      18,276
    Eagle Bancorp Montana, Inc.........................     225       2,462
*   Eagle Bancorp, Inc.................................  28,918     988,996
#*  Eastern Virginia Bankshares, Inc...................     590       3,688
#*  eHealth, Inc.......................................  94,514     967,823
    EMC Insurance Group, Inc...........................  39,654   1,279,238
    Employers Holdings, Inc............................ 203,488   4,232,550
#*  Encore Capital Group, Inc.......................... 197,847   7,363,865
    Endurance Specialty Holdings, Ltd.................. 316,087  19,319,237
*   Enova International, Inc........................... 166,282   3,200,929
#*  Enstar Group, Ltd..................................  43,739   5,903,453
#   Enterprise Bancorp, Inc............................  10,055     205,625
    Enterprise Financial Services Corp.................  77,072   1,472,846
#   ESB Financial Corp.................................  62,464   1,043,773
    ESSA Bancorp, Inc..................................  45,175     548,876
    Evans Bancorp, Inc.................................   3,162      74,781
#   EverBank Financial Corp............................ 416,496   7,267,855
    Evercore Partners, Inc. Class A.................... 269,815  12,916,044
#*  Ezcorp, Inc. Class A............................... 260,556   2,686,332
#*  Farmers Capital Bank Corp..........................   9,226     206,109
#   FBL Financial Group, Inc. Class A.................. 112,288   5,860,311
    Federal Agricultural Mortgage Corp. Class A........   2,089      47,525

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    Federal Agricultural Mortgage Corp. Class C........    61,778 $ 1,701,984
#   Federated Investors, Inc. Class B..................   122,687   3,878,136
    Federated National Holding Co......................   100,336   2,920,781
    Fidelity Southern Corp.............................    35,699     545,838
#   Financial Engines, Inc.............................    67,535   2,424,507
    Financial Institutions, Inc........................    63,971   1,409,281
*   First Acceptance Corp..............................    13,967      32,543
#   First American Financial Corp......................   503,455  17,127,539
#   First Bancorp, Inc.................................    33,093     548,682
*   First BanCorp.(318672706)..........................   349,052   1,916,295
    First Bancorp.(318910106)..........................    63,181   1,048,805
*   First Bancshares, Inc..............................     1,345       9,469
    First Bancshares, Inc. (The).......................       921      12,848
    First Busey Corp...................................   429,885   2,648,092
    First Business Financial Services, Inc.............     2,089      91,436
*   First Cash Financial Services, Inc.................   202,875  10,086,945
    First Citizens BancShares, Inc. Class A............    12,599   3,074,786
    First Commonwealth Financial Corp..................   640,092   5,050,326
    First Community Bancshares, Inc....................    66,082   1,036,827
#   First Connecticut Bancorp Inc/Farmington...........     4,838      71,361
    First Defiance Financial Corp......................    48,160   1,466,954
    First Federal of Northern Michigan Bancorp, Inc....    32,874     191,655
    First Financial Bancorp............................   413,988   6,839,082
#   First Financial Bankshares, Inc....................   266,336   6,578,499
    First Financial Corp...............................    61,034   1,978,112
    First Financial Northwest, Inc.....................    57,196     685,780
#   First Horizon National Corp........................ 1,596,244  20,735,210
    First Interstate Bancsystem, Inc...................   139,468   3,333,285
#*  First Marblehead Corp. (The).......................    12,935      75,152
    First Merchants Corp...............................   247,832   5,412,651
    First Midwest Bancorp, Inc.........................   523,835   8,067,059
*   First NBC Bank Holding Co..........................    27,485     850,936
    First Niagara Financial Group, Inc................. 1,041,666   8,458,328
o*  First Place Financial Corp.........................   151,301          11
    First South Bancorp, Inc...........................    20,886     166,044
*   First United Corp..................................     9,289      78,864
    First West Virginia Bancorp........................        63       1,382
    FirstMerit Corp....................................   496,453   8,134,382
*   Flagstar Bancorp, Inc..............................   175,971   2,500,548
    Flushing Financial Corp............................   194,531   3,521,011
    FNB Corp........................................... 1,164,016  13,968,192
#*  Forestar Group, Inc................................   228,023   3,025,865
    Fox Chase Bancorp, Inc.............................    46,180     749,963
#*  FRP Holdings, Inc..................................    38,950   1,409,990
    Fulton Financial Corp.............................. 1,338,731  14,926,851
#   FXCM, Inc. Class A.................................   276,740     608,828
#   Gain Capital Holdings, Inc.........................   154,739   1,261,123
*   GAINSCO, Inc.......................................       220       2,292
#   GAMCO Investors, Inc. Class A......................    24,586   2,007,447
#   German American Bancorp, Inc.......................    33,551     939,428
    GFI Group, Inc.....................................   503,138   2,822,604
    Glacier Bancorp, Inc...............................   555,137  12,362,901
*   Global Indemnity P.L.C.............................    61,665   1,618,090

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    Gouverneur Bancorp, Inc............................     1,695 $    23,306
    Great Southern Bancorp, Inc........................    57,480   2,076,178
*   Green Dot Corp. Class A............................   343,164   5,233,251
#   Greenhill & Co., Inc...............................   205,125   7,565,010
*   Greenlight Capital Re, Ltd. Class A................   191,012   5,999,687
#   Griffin Land & Nurseries, Inc......................    20,710     613,844
#   Guaranty Bancorp...................................    40,442     541,114
    Guaranty Federal Bancshares, Inc...................     2,800      41,300
*   Hallmark Financial Services, Inc...................    84,125     928,740
    Hampden Bancorp, Inc...............................     2,924      58,743
#*  Hampton Roads Bankshares, Inc......................     3,123       5,059
    Hancock Holding Co.................................   223,768   5,842,583
    Hanmi Financial Corp...............................   220,450   4,378,137
    Hanover Insurance Group, Inc. (The)................   308,235  21,268,215
    Harleysville Savings Financial Corp................     1,615      28,747
    Hawthorn Bancshares, Inc...........................       755      10,744
#   HCI Group, Inc.....................................    78,407   3,623,187
    Heartland Financial USA, Inc.......................    63,031   1,740,916
#   Heritage Commerce Corp.............................    59,780     499,761
    Heritage Financial Corp............................   116,238   1,804,014
    Heritage Financial Group, Inc......................     7,167     171,793
    HF Financial Corp..................................     8,198     118,133
    HFF, Inc. Class A..................................   273,022   9,274,557
*   Hilltop Holdings, Inc..............................   615,044  11,163,049
    Hingham Institution for Savings....................     4,073     358,424
*   HMN Financial, Inc.................................    31,110     380,786
    Home Bancorp, Inc..................................       921      20,151
#   Home BancShares, Inc...............................   467,715  13,853,718
#   HomeStreet, Inc....................................    12,397     218,931
#*  HomeTrust Bancshares, Inc..........................    12,464     192,569
    HopFed Bancorp, Inc................................     7,872     103,989
    Horace Mann Educators Corp.........................   277,243   8,447,594
#   Horizon Bancorp....................................     9,206     206,030
    Hudson Valley Holding Corp.........................    34,589     853,311
    Iberiabank Corp....................................   225,993  12,341,478
#   Independence Holding Co............................    76,440     971,552
#   Independent Bank Corp.(453836108)..................   162,356   6,141,928
    Independent Bank Corp.(453838609)..................    28,411     349,455
#   Independent Bank Group, Inc........................     9,922     309,666
    Infinity Property & Casualty Corp..................    47,846   3,362,138
    Interactive Brokers Group, Inc. Class A............   437,401  13,397,593
*   InterGroup Corp. (The).............................     1,860      33,629
    International Bancshares Corp......................   392,980   8,845,980
    Intervest Bancshares Corp. Class A.................    14,332     141,170
#*  INTL. FCStone, Inc.................................    77,421   1,492,677
*   Investment Technology Group, Inc...................   158,089   3,280,347
    Investors Bancorp, Inc............................. 1,522,976  16,767,966
    Investors Title Co.................................     5,690     408,201
*   Jacksonville Bancorp, Inc..........................        80         869
#   Janus Capital Group, Inc...........................   404,789   7,099,999
    JMP Group, Inc.....................................    97,411     743,246
#*  JW Mays, Inc.......................................       200      10,648
*   KCG Holdings, Inc. Class A.........................   132,966   1,626,174

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#*  Kearny Financial Corp..............................   173,043 $ 2,249,559
#   Kemper Corp........................................   374,178  13,062,554
    Kennedy-Wilson Holdings, Inc.......................   523,877  13,929,889
    Kentucky First Federal Bancorp.....................    11,174      91,850
#*  Ladenburg Thalmann Financial Services, Inc.........   408,207   1,555,269
    Lake Shore Bancorp, Inc............................       537       7,048
    Lakeland Bancorp, Inc..............................   160,644   1,733,349
    Lakeland Financial Corp............................   100,699   3,800,380
    Landmark Bancorp, Inc..............................     4,663      97,923
    LegacyTexas Financial Group, Inc...................   282,234   5,593,878
*   LendingTree, Inc...................................    56,523   2,327,617
    LNB Bancorp, Inc...................................    32,149     559,393
    Louisiana Bancorp, Inc.............................     1,387      29,626
#   Macatawa Bank Corp.................................   122,490     645,522
*   Magyar Bancorp, Inc................................     1,800      14,940
#   Maiden Holdings, Ltd...............................   437,470   5,468,375
#   MainSource Financial Group, Inc....................    82,578   1,585,498
*   Malvern Bancorp, Inc...............................     2,604      31,118
    Manning & Napier, Inc..............................    71,331     763,955
#   MarketAxess Holdings, Inc..........................   272,364  20,691,493
    Marlin Business Services Corp......................    56,266     903,069
#*  Maui Land & Pineapple Co., Inc.....................    16,899     106,633
    MB Financial, Inc..................................   487,038  13,836,750
*   MBIA, Inc.......................................... 1,124,416   9,017,816
*   MBT Financial Corp.................................    13,337      68,419
    Meadowbrook Insurance Group, Inc...................   246,336   2,044,589
#   Mercantile Bank Corp...............................    39,237     745,503
    Merchants Bancshares, Inc..........................    30,722     822,428
#   Mercury General Corp...............................   269,961  15,428,271
*   Meridian Bancorp, Inc..............................    88,538   1,027,926
    Meta Financial Group, Inc..........................    12,958     433,704
*   Metro Bancorp, Inc.................................    86,917   2,212,907
#*  MGIC Investment Corp...............................   675,535   5,755,558
    Mid Penn Bancorp, Inc..............................     2,649      41,060
#   MidSouth Bancorp, Inc..............................    30,198     420,960
#   MidWestOne Financial Group, Inc....................       741      20,763
#   Montpelier Re Holdings, Ltd........................   263,090   9,242,352
*   MSB Financial Corp.................................     1,000      10,570
    MutualFirst Financial, Inc.........................    10,911     238,842
    National Bank Holdings Corp. Class A...............    58,532   1,079,915
#   National Interstate Corp...........................   124,718   3,213,983
#   National Penn Bancshares, Inc...................... 1,047,163  10,157,481
    National Western Life Insurance Co. Class A........     4,334   1,033,182
#*  Nationstar Mortgage Holdings, Inc..................    30,257     777,907
#*  Naugatuck Valley Financial Corp....................     1,596      13,837
*   Navigators Group, Inc. (The).......................    84,756   6,290,590
#   NBT Bancorp, Inc...................................   239,532   5,511,631
    Nelnet, Inc. Class A...............................   218,594   9,561,302
#   New Hampshire Thrift Bancshares, Inc...............     8,785     133,268
*   NewBridge Bancorp..................................    93,066     729,637
#*  NewStar Financial, Inc.............................   188,969   1,997,402
*   Nicholas Financial, Inc............................     6,882      97,931
    Northeast Bancorp..................................       493       4,432

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    Northeast Community Bancorp, Inc...................  11,679 $    81,052
#   Northfield Bancorp, Inc............................ 301,378   4,339,843
    Northrim BanCorp, Inc..............................  15,577     322,911
    Northway Financial, Inc............................   5,279     107,428
    Northwest Bancshares, Inc.......................... 639,718   7,548,672
    Norwood Financial Corp.............................   1,963      58,772
#   Ocean Shore Holding Co.............................   3,443      48,650
    OceanFirst Financial Corp..........................  88,480   1,433,376
    OFG Bancorp........................................ 308,312   4,963,823
    Ohio Valley Banc Corp..............................   6,595     158,280
    Old Line Bancshares, Inc...........................   4,075      58,843
    Old National Bancorp............................... 746,263  10,007,387
#*  Old Second Bancorp, Inc............................  46,326     252,013
    OneBeacon Insurance Group, Ltd. Class A............ 163,058   2,577,947
    Oppenheimer Holdings, Inc. Class A.................  30,273     597,892
    Oritani Financial Corp............................. 312,355   4,407,329
    Pacific Continental Corp...........................  83,377   1,053,885
*   Pacific Mercantile Bancorp.........................   8,605      58,944
#*  Pacific Premier Bancorp, Inc.......................  43,057     639,827
#   PacWest Bancorp.................................... 417,223  17,838,369
#   Park National Corp.................................  66,464   5,344,370
    Park Sterling Corp................................. 147,137     985,818
*   Patriot National Bancorp, Inc......................   3,100       5,332
#   Peapack Gladstone Financial Corp...................  45,893     818,272
#   Penns Woods Bancorp, Inc...........................  16,245     721,440
*   PennyMac Financial Services, Inc. Class A..........  11,708     210,978
    Peoples Bancorp....................................     555      13,459
    Peoples Bancorp of North Carolina, Inc.............   3,975      71,669
#   Peoples Bancorp, Inc...............................  48,875   1,116,794
#*  PHH Corp........................................... 333,047   8,306,192
*   Phoenix Cos., Inc. (The)...........................  17,230   1,068,777
*   PICO Holdings, Inc................................. 133,632   2,136,776
    Pinnacle Financial Partners, Inc................... 248,612   8,935,115
*   Piper Jaffray Cos..................................  66,404   3,389,924
    Platinum Underwriters Holdings, Ltd................ 185,551  13,699,230
*   Popular, Inc....................................... 100,993   3,113,614
#*  PRA Group, Inc..................................... 370,703  18,357,213
    Preferred Bank.....................................  33,480     874,163
    Premier Financial Bancorp, Inc.....................  30,814     456,972
    Primerica, Inc..................................... 396,513  19,682,905
    PrivateBancorp, Inc................................ 554,157  16,813,123
    ProAssurance Corp.................................. 106,947   4,745,238
    Provident Financial Holdings, Inc..................  45,783     710,552
    Provident Financial Services, Inc.................. 399,824   6,940,945
    Prudential Bancorp, Inc............................   7,693      93,624
    Pulaski Financial Corp.............................  39,714     472,597
#   Pzena Investment Management, Inc. Class A..........  76,170     619,262
    QC Holdings, Inc...................................  67,835     114,980
#   Radian Group, Inc.................................. 466,486   7,351,819
#   RCS Capital Corp. Class A..........................  97,763     921,905
#*  Regional Management Corp...........................  15,308     222,425
    Renasant Corp...................................... 183,562   4,801,982
    Republic Bancorp, Inc. Class A.....................  77,256   1,760,664

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
*   Republic First Bancorp, Inc........................    21,386 $    73,354
#   Resource America, Inc. Class A.....................   121,489   1,067,888
*   Riverview Bancorp, Inc.............................    40,565     178,486
#   RLI Corp...........................................   301,660  14,150,871
*   Royal Bancshares of Pennsylvania, Inc. Class A.....    16,590      29,862
#   S&T Bancorp, Inc...................................   173,479   4,768,938
#*  Safeguard Scientifics, Inc.........................   141,891   2,600,862
    Safety Insurance Group, Inc........................   102,202   6,331,414
    Salisbury Bancorp, Inc.............................     2,458      67,103
#   Sandy Spring Bancorp, Inc..........................   139,466   3,448,994
    SB Financial Group, Inc............................       790       7,592
#*  Seacoast Banking Corp. of Florida..................    56,205     711,555
*   Select Bancorp, Inc................................     2,400      17,208
    Selective Insurance Group, Inc.....................   343,258   8,862,922
#*  Shore Bancshares, Inc..............................    16,489     152,523
    SI Financial Group, Inc............................     6,862      75,551
#   Sierra Bancorp.....................................    39,575     626,868
    Silvercrest Asset Management Group, Inc. Class A...       700       9,870
#   Simmons First National Corp. Class A...............   112,895   4,224,531
    Simplicity Bancorp, Inc............................    17,616     309,865
    South State Corp...................................   158,822   9,483,262
*   Southcoast Financial Corp..........................        13          98
*   Southern First Bancshares, Inc.....................     3,037      53,148
    Southern Missouri Bancorp, Inc.....................     1,107      40,959
#   Southern National Bancorp of Virginia, Inc.........       493       5,497
#   Southside Bancshares, Inc..........................   116,834   3,189,568
    Southwest Bancorp, Inc.............................   107,962   1,647,500
    Southwest Georgia Financial Corp...................     1,844      25,576
#*  St Joe Co. (The)...................................   285,095   4,607,135
#   StanCorp Financial Group, Inc......................   277,183  17,196,433
    State Auto Financial Corp..........................   141,017   3,102,374
    State Bank Financial Corp..........................     3,006      54,890
    Sterling Bancorp...................................   516,201   6,803,529
    Stewart Information Services Corp..................   157,938   5,654,180
*   Stifel Financial Corp..............................   398,717  18,799,507
    Stock Yards Bancorp, Inc...........................    61,585   1,896,818
*   Stratus Properties, Inc............................    26,622     358,865
#   Suffolk Bancorp....................................    78,876   1,814,148
    Summit State Bank..................................       195       2,615
#*  Sun Bancorp, Inc...................................    53,418     977,549
    Susquehanna Bancshares, Inc........................ 1,288,239  16,244,694
    Sussex Bancorp.....................................    10,149     101,490
    Symetra Financial Corp.............................   674,935  13,707,930
    Synovus Financial Corp.............................   491,566  12,667,656
    TCF Financial Corp................................. 1,248,381  18,351,201
#*  Tejon Ranch Co.....................................   140,153   3,450,567
    Territorial Bancorp, Inc...........................    42,901     932,668
#   Teton Advisors, Inc. Class A.......................       311      17,002
*   Texas Capital Bancshares, Inc......................   326,745  13,347,533
    Timberland Bancorp, Inc............................    76,238     800,499
#   Tompkins Financial Corp............................    59,191   3,034,723
#   Towne Bank.........................................    98,969   1,436,040
    Trico Bancshares...................................   105,048   2,452,871

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
*   Trinity Place Holdings, Inc.......................    34,797 $      260,978
*   TriState Capital Holdings, Inc....................     5,685         53,780
#   TrustCo Bank Corp.................................   657,776      4,229,500
    Trustmark Corp....................................   461,172      9,850,634
#   UMB Financial Corp................................   290,250     14,082,930
#   Umpqua Holdings Corp..............................   588,108      9,121,555
*   Unico American Corp...............................    11,600        137,518
    Union Bankshares Corp.............................   225,025      4,500,500
#   Union Bankshares, Inc.............................     2,252         55,838
    United Bancshares, Inc............................       900         13,050
#   United Bankshares, Inc............................   454,459     15,365,259
    United Community Banks, Inc.......................   343,312      6,011,393
#   United Community Financial Corp...................   503,382      2,718,263
    United Financial Bancorp, Inc.....................   284,722      3,541,942
    United Fire Group, Inc............................   109,027      3,046,214
    United Insurance Holdings Corp....................    11,290        275,815
*   United Security Bancshares........................    29,156        150,445
    Unity Bancorp, Inc................................     9,365         85,783
#   Universal Insurance Holdings, Inc.................   255,729      5,940,585
    Univest Corp. of Pennsylvania.....................    72,986      1,351,701
#   Valley National Bancorp...........................   483,218      4,387,619
    Virtus Investment Partners, Inc...................    52,781      7,158,687
    VSB Bancorp, Inc..................................     1,037         12,237
*   Walker & Dunlop, Inc..............................   121,301      2,153,093
#   Washington Federal, Inc...........................   711,534     14,131,065
#   Washington Trust Bancorp, Inc.....................    78,573      2,877,343
#   Waterstone Financial, Inc.........................   103,321      1,310,110
    Wayne Savings Bancshares, Inc.....................     2,043         27,090
    Webster Financial Corp............................   652,326     19,915,513
#   WesBanco, Inc.....................................   165,743      5,002,124
#   West Bancorporation, Inc..........................    64,818      1,060,422
#   Westamerica Bancorporation........................   186,105      7,570,751
*   Western Alliance Bancorp..........................   630,456     16,209,024
    Westfield Financial, Inc..........................   115,394        830,837
    Westwood Holdings Group, Inc......................    29,950      1,766,751
    Wilshire Bancorp, Inc.............................   569,697      5,184,243
    Wintrust Financial Corp...........................   322,466     14,017,597
#   WisdomTree Investments, Inc....................... 1,000,002     17,420,035
#*  World Acceptance Corp.............................    62,914      4,621,033
*   Wright Investors' Service Holdings, Inc...........    13,860         20,651
    WSFS Financial Corp...............................    25,043      1,849,676
    WVS Financial Corp................................     4,423         50,113
*   Yadkin Financial Corp.............................    42,106        802,540
                                                                 --------------
Total Financials......................................            1,619,453,318
                                                                 --------------
Health Care -- (8.5%)
#   Abaxis, Inc.......................................    48,759      2,997,703
#*  Acadia Healthcare Co., Inc........................   315,944     18,245,766
*   Accelerate Diagnostics, Inc.......................    10,203        219,365
#*  Accretive Health, Inc.............................     5,000         29,250
#*  Accuray, Inc......................................    70,679        520,904
#*  Achillion Pharmaceuticals, Inc....................    13,511        200,638
#*  Acorda Therapeutics, Inc..........................   211,500      8,787,825

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Health Care -- (Continued)
#*  Adamis Pharmaceuticals Corp........................     8,900 $    60,698
#*  Adcare Health Systems, Inc.........................       970       3,880
*   Addus HomeCare Corp................................    70,696   1,568,037
#*  Affymetrix, Inc....................................   474,809   5,241,891
#*  Air Methods Corp...................................   275,545  11,448,895
#*  Akorn, Inc.........................................   616,939  26,269,263
#*  Albany Molecular Research, Inc.....................   241,896   3,950,162
*   Alere, Inc.........................................   212,643   8,652,444
#*  Alliance HealthCare Services, Inc..................    49,628   1,118,615
*   Allied Healthcare Products, Inc....................    13,770      21,481
#*  Allscripts Healthcare Solutions, Inc............... 1,235,405  14,713,674
#*  Almost Family, Inc.................................    43,302   1,314,649
#*  Alphatec Holdings, Inc.............................   255,458     326,986
#*  AMAG Pharmaceuticals, Inc..........................    80,969   3,578,020
#*  Amedisys, Inc......................................   220,560   6,215,381
*   American Shared Hospital Services..................    10,189      25,574
*   AMN Healthcare Services, Inc.......................   329,262   6,196,711
*   Amsurg Corp........................................   314,427  17,350,082
#*  Anacor Pharmaceuticals, Inc........................    10,078     378,933
    Analogic Corp......................................    82,443   6,721,578
*   AngioDynamics, Inc.................................   226,566   4,360,263
*   ANI Pharmaceuticals, Inc...........................       799      44,720
*   Anika Therapeutics, Inc............................   108,109   4,235,711
#*  Antares Pharma, Inc................................    18,462      43,201
*   Arqule, Inc........................................    93,636     108,618
#*  Arrhythmia Research Technology, Inc................     6,674      51,323
*   AtriCure, Inc......................................       638      12,658
#   Atrion Corp........................................    10,342   3,464,570
#*  Bio-Reference Laboratories, Inc....................   130,423   4,373,083
#*  Bioanalytical Systems, Inc.........................     5,617      11,683
#*  BioDelivery Sciences International, Inc............   146,325   1,916,858
#*  BioScrip, Inc......................................   487,918   2,805,528
*   Biospecifics Technologies Corp.....................    36,553   1,437,995
*   Biota Pharmaceuticals, Inc.........................    24,681      59,234
*   BioTelemetry, Inc..................................   160,926   1,589,949
#*  Bovie Medical Corp.................................    54,539     190,887
#*  Bruker Corp........................................     8,300     156,538
*   Cambrex Corp.......................................   222,154   4,982,914
    Cantel Medical Corp................................   287,030  11,644,807
#*  Capital Senior Living Corp.........................   206,731   4,934,669
#*  CASI Pharmaceuticals, Inc..........................     9,289      15,606
#*  Catalyst Pharmaceutical Partners, Inc..............     6,701      24,459
#*  Celsion Corp.......................................     8,283      18,305
*   Centene Corp.......................................   172,497  18,829,773
*   Charles River Laboratories International, Inc......   354,585  24,590,470
#   Chemed Corp........................................   102,071  10,323,461
#   Computer Programs & Systems, Inc...................    81,679   4,023,508
#   CONMED Corp........................................   121,090   5,768,728
#*  Corcept Therapeutics, Inc..........................    59,506     173,162
*   Coronado Biosciences, Inc..........................     4,900      12,250
*   Corvel Corp........................................   116,223   3,828,386
*   Cross Country Healthcare, Inc......................   222,605   2,277,249
#   CryoLife, Inc......................................   194,282   2,187,615

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
#*  Cumberland Pharmaceuticals, Inc.................... 140,275 $   814,998
#*  Cutera, Inc........................................  91,460   1,216,418
*   Cyberonics, Inc.................................... 183,205  10,180,702
*   Cynosure, Inc. Class A............................. 175,359   5,299,349
#*  Cytokinetics, Inc..................................  36,219     256,793
#*  CytRx Corp.........................................  23,750      61,038
    Daxor Corp.........................................  14,561      90,715
*   Depomed, Inc....................................... 413,925   7,562,410
#*  Derma Sciences, Inc................................   2,824      24,286
    Digirad Corp....................................... 120,709     500,942
#*  Discovery Laboratories, Inc........................   1,415       1,967
*   Durect Corp........................................ 120,100     112,894
#*  Dynavax Technologies Corp..........................   3,962      67,750
#*  Emergent Biosolutions, Inc......................... 260,438   7,300,077
*   Endo International P.L.C...........................  94,885   7,553,793
#*  Endocyte, Inc......................................   3,082      15,965
    Ensign Group, Inc. (The)........................... 155,317   6,445,655
#*  EnteroMedics, Inc..................................   3,200       3,712
*   Enzo Biochem, Inc.................................. 184,277     580,473
*   EPIRUS Biopharmaceuticals, Inc.....................     353       1,747
#*  Exact Sciences Corp................................  80,468   2,189,534
*   Exactech, Inc......................................  59,080   1,228,273
#*  ExamWorks Group, Inc............................... 284,550  10,516,968
*   Fibrocell Science, Inc.............................   3,711      15,364
*   Five Star Quality Care, Inc........................ 225,408     784,420
*   Genesis Healthcare, Inc............................ 114,143     947,387
*   Gentiva Health Services, Inc....................... 173,978   3,378,653
#*  Globus Medical, Inc. Class A....................... 487,697  11,499,895
*   Greatbatch, Inc.................................... 173,322   8,416,516
#*  Haemonetics Corp................................... 330,752  13,097,779
*   Halyard Health, Inc................................   5,246     233,814
#*  Hanger, Inc........................................ 216,920   4,681,134
*   Harvard Apparatus Regenerative Technology, Inc.....  33,977     110,425
*   Harvard Bioscience, Inc............................ 147,875     770,429
*   Health Net, Inc.................................... 485,957  26,324,291
#   HealthSouth Corp................................... 430,844  19,000,220
*   HealthStream, Inc..................................  99,925   2,823,880
*   Healthways, Inc.................................... 254,513   5,248,058
    Hill-Rom Holdings, Inc............................. 422,035  20,156,392
#*  HMS Holdings Corp.................................. 611,417  12,096,885
*   Hooper Holmes, Inc................................. 536,021     257,290
*   iCAD, Inc..........................................   1,200       9,540
*   ICU Medical, Inc................................... 114,354   9,557,707
#*  Idera Pharmaceuticals, Inc......................... 146,982     664,359
#*  Impax Laboratories, Inc............................ 520,953  19,103,347
*   Infinity Pharmaceuticals, Inc...................... 123,598   1,908,353
#*  InfuSystems Holdings, Inc..........................  14,909      41,149
#*  Insys Therapeutics, Inc............................ 153,275   7,323,479
*   Integra LifeSciences Holdings Corp................. 226,436  12,617,014
    Invacare Corp...................................... 204,343   2,993,625
#*  IPC Healthcare, Inc................................ 120,166   4,849,900
*   Iridex Corp........................................   4,691      42,454
    Kewaunee Scientific Corp...........................  10,935     196,174

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
    Kindred Healthcare, Inc............................ 425,412 $ 7,853,106
#*  La Jolla Pharmaceutical Co.........................   2,659      58,073
#   Landauer, Inc......................................  45,158   1,263,069
#*  Lannett Co., Inc................................... 266,573  12,643,557
#   LeMaitre Vascular, Inc.............................  98,353     777,972
#*  LHC Group, Inc.....................................  91,853   2,729,871
*   LifePoint Hospitals, Inc........................... 236,483  15,428,151
#*  Ligand Pharmaceuticals, Inc. Class B............... 145,953   8,307,645
#*  Luminex Corp....................................... 191,789   3,385,076
*   Magellan Health, Inc............................... 192,327  11,562,699
*   Masimo Corp........................................ 377,327   9,629,385
#*  Mast Therapeutics, Inc.............................  76,900      33,605
*   MedAssets, Inc..................................... 382,885   7,087,201
o*  MedCath Corp.......................................  65,962          --
*   Medicines Co. (The)................................ 467,203  13,394,710
#*  MediciNova, Inc....................................  25,896      97,887
*   Merge Healthcare, Inc.............................. 362,237   1,340,277
#   Meridian Bioscience, Inc........................... 232,617   4,024,274
*   Merit Medical Systems, Inc......................... 267,226   4,096,575
*   MGC Diagnostics Corp...............................     215       1,542
#*  MiMedx Group, Inc..................................  46,964     382,991
*   Misonix, Inc.......................................  86,409   1,155,288
#*  Molina Healthcare, Inc............................. 355,914  18,119,582
*   Momenta Pharmaceuticals, Inc....................... 303,356   3,267,144
#*  MWI Veterinary Supply, Inc.........................  74,650  14,158,865
#*  Myriad Genetics, Inc............................... 502,527  18,804,560
    National Healthcare Corp...........................  42,718   2,689,952
#   National Research Corp. Class A....................  88,416   1,224,562
#   National Research Corp. Class B....................  14,736     509,129
*   Natus Medical, Inc................................. 239,520   9,005,952
*   Neogen Corp........................................  99,867   4,603,869
*   NeoGenomics, Inc...................................   7,000      28,210
#*  Northwest Biotherapeutics, Inc.....................   5,903      37,425
*   NuVasive, Inc...................................... 322,282  14,928,102
*   Ocera Therapeutics, Inc............................   2,000      12,600
*   Omnicell, Inc...................................... 259,790   8,269,116
#*  OncoGenex Pharmaceuticals, Inc.....................  11,746      23,609
*   Onconova Therapeutics, Inc.........................   3,000      11,550
#*  Oncothyreon, Inc...................................   7,277      11,498
*   OraSure Technologies, Inc.......................... 102,398     941,038
*   Orthofix International NV.......................... 115,332   3,517,626
#   Owens & Minor, Inc................................. 467,736  16,010,603
#*  Pacific Biosciences of California, Inc.............  79,858     642,058
#*  Pacira Pharmaceuticals, Inc........................   4,095     439,598
*   Pain Therapeutics, Inc............................. 203,822     401,529
#   Paratek Pharmaceuticals, Inc.......................   6,148     151,856
#*  PAREXEL International Corp......................... 393,364  23,979,469
#*  PDI, Inc........................................... 127,587     199,036
#   PDL BioPharma, Inc................................. 697,874   5,087,501
#*  Pernix Therapeutics Holdings, Inc..................  65,748     546,366
*   PharMerica Corp.................................... 199,571   4,592,129
#*  PhotoMedex, Inc....................................  17,948      33,742
#*  Pozen, Inc......................................... 224,910   1,554,128

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
*   Prestige Brands Holdings, Inc...................... 374,983 $12,846,918
#*  Progenics Pharmaceuticals, Inc..................... 149,791     895,750
*   ProPhase Labs, Inc.................................  15,982      25,411
#*  Providence Service Corp. (The)..................... 112,277   4,378,803
#*  pSivida Corp.......................................  15,373      59,494
    Psychemedics Corp..................................   6,901     103,239
    Quality Systems, Inc............................... 412,823   6,724,887
#*  Quidel Corp........................................ 148,605   3,498,162
*   RadNet, Inc........................................ 301,947   2,382,362
*   Receptos, Inc......................................  36,944   4,070,120
#*  Repligen Corp...................................... 241,275   5,860,570
#*  Repros Therapeutics, Inc...........................   6,764      58,170
#*  Retrophin, Inc.....................................  31,358     402,637
#*  Rigel Pharmaceuticals, Inc......................... 339,496     702,757
#*  RTI Surgical, Inc.................................. 374,060   1,668,308
#*  RXi Pharmaceuticals Corp...........................       2           2
#*  Sagent Pharmaceuticals, Inc........................ 187,625   4,816,334
#*  Sciclone Pharmaceuticals, Inc...................... 381,651   2,816,584
    Select Medical Holdings Corp....................... 970,739  13,124,391
    Simulations Plus, Inc..............................  35,178     223,732
    Span-America Medical Systems, Inc..................  12,193     209,720
#*  Special Diversified Opportunities, Inc.............   1,950       2,321
#*  Spectrum Pharmaceuticals, Inc...................... 280,684   1,964,788
#*  Staar Surgical Co..................................  14,362      86,172
#*  StemCells, Inc.....................................  10,349      11,798
#*  Stereotaxis, Inc...................................   8,630      14,326
    STERIS Corp........................................ 354,414  23,114,881
#*  Sucampo Pharmaceuticals, Inc. Class A.............. 146,174   2,201,380
#*  Surgical Care Affiliates, Inc......................   2,985      96,266
#*  SurModics, Inc.....................................  91,633   2,100,228
*   Symmetry Surgical, Inc.............................  61,140     440,208
#*  Targacept, Inc.....................................  45,419     114,002
*   Team Health Holdings, Inc.......................... 241,501  12,485,602
*   TG Therapeutics, Inc...............................   7,537     107,327
#*  Thoratec Corp...................................... 254,896   9,148,217
*   Tornier NV......................................... 209,268   5,058,008
#*  TransEnterix, Inc..................................   5,765      17,122
*   Triple-S Management Corp. Class B.................. 163,535   3,937,923
#*  Unilife Corp.......................................  11,424      45,353
*   Universal American Corp............................ 410,815   3,709,659
*   Uroplasty, Inc.....................................  12,442      15,304
    US Physical Therapy, Inc...........................  76,784   2,978,451
#   Utah Medical Products, Inc.........................  17,665   1,001,429
*   Vascular Solutions, Inc............................ 119,498   3,257,515
*   VCA, Inc........................................... 609,114  31,734,839
#*  Verastem, Inc......................................  19,273     140,693
*   Vical, Inc.........................................  12,783      13,294
#*  Volcano Corp.......................................  16,523     296,918
*   WellCare Health Plans, Inc......................... 155,366  11,318,413
    West Pharmaceutical Services, Inc.................. 353,188  17,415,700
*   Wright Medical Group, Inc.......................... 255,723   6,242,198

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Health Care -- (Continued)
#*  XenoPort, Inc......................................   3,997 $     33,295
                                                                ------------
Total Health Care......................................          978,860,317
                                                                ------------
Industrials -- (14.1%)
    AAON, Inc.......................................... 372,954    8,134,127
    AAR Corp........................................... 256,046    7,338,278
    ABM Industries, Inc................................ 371,952   10,738,254
#   Acacia Research Corp............................... 215,375    2,696,495
*   ACCO Brands Corp................................... 601,055    4,760,356
*   Accuride Corp...................................... 190,259      837,140
#   Aceto Corp......................................... 208,649    4,047,791
    Acme United Corp...................................   7,500      142,500
*   Active Power, Inc..................................  77,492      140,261
    Actuant Corp. Class A.............................. 458,333   10,592,076
#*  Adept Technology, Inc..............................  63,689      592,308
#*  Advisory Board Co. (The)........................... 249,645   11,703,358
*   Aegion Corp........................................ 260,581    3,992,101
*   AeroCentury Corp...................................   2,989       24,211
*   Aerovironment, Inc................................. 157,253    4,024,104
*   Air Transport Services Group, Inc.................. 308,536    2,570,105
    Aircastle, Ltd..................................... 213,426    4,281,326
    Alamo Group, Inc...................................  65,330    2,943,116
    Albany International Corp. Class A................. 196,882    6,719,583
#   Allegiant Travel Co................................ 130,844   23,718,092
    Allied Motion Technologies, Inc....................  48,627    1,090,217
#*  Alpha PRO Tech, Ltd................................   7,903       20,548
#   Altra Industrial Motion Corp....................... 190,644    4,870,954
*   AMERCO.............................................  73,355   20,987,599
#*  Ameresco, Inc. Class A.............................  89,613      522,444
#   American Railcar Industries, Inc................... 113,169    5,681,084
#   American Science & Engineering, Inc................  48,582    2,254,205
#*  American Superconductor Corp.......................  57,131       39,992
*   American Woodmark Corp............................. 110,823    4,558,150
*   AMREP Corp.........................................   8,340       31,692
    Apogee Enterprises, Inc............................ 212,475    9,191,668
    Applied Industrial Technologies, Inc............... 300,718   12,158,029
*   ARC Document Solutions, Inc........................ 323,062    2,962,479
#   ArcBest Corp....................................... 181,125    6,748,717
    Argan, Inc......................................... 105,250    3,200,652
*   Armstrong World Industries, Inc.................... 312,146   15,825,802
#*  Arotech Corp.......................................  82,319      187,687
*   Art's-Way Manufacturing Co., Inc...................     400        1,932
    Astec Industries, Inc.............................. 135,055    4,802,556
*   Astronics Corp.....................................  94,153    5,243,381
#*  Astronics Corp. Class B............................  33,777    1,891,512
*   Atlas Air Worldwide Holdings, Inc.................. 164,839    7,450,723
*   Avalon Holdings Corp. Class A......................  41,336      125,248
*   Avis Budget Group, Inc............................. 292,900   16,786,099
    AZZ, Inc........................................... 180,029    7,595,423
    Babcock & Wilcox Co. (The).........................  67,890    1,848,645
#   Baltic Trading, Ltd................................ 149,223      241,741
    Barnes Group, Inc.................................. 358,569   12,316,845
#   Barrett Business Services, Inc.....................  47,056    1,442,266

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
*   Beacon Roofing Supply, Inc......................... 337,448 $ 7,994,143
*   Blount International, Inc.......................... 415,625   6,442,187
*   BlueLinx Holdings, Inc............................. 119,501     124,281
    Brady Corp. Class A................................ 299,771   7,845,007
*   Breeze-Eastern Corp................................  41,547     417,547
#   Briggs & Stratton Corp............................. 323,805   5,961,250
    Brink's Co. (The).................................. 304,603   6,826,153
#*  Builders FirstSource, Inc.......................... 185,367   1,097,373
*   CAI International, Inc............................. 108,326   2,271,596
*   Casella Waste Systems, Inc. Class A................ 166,902     635,897
#*  CBIZ, Inc.......................................... 328,151   2,717,090
    CDI Corp...........................................  87,181   1,481,205
    Ceco Environmental Corp............................ 110,262   1,512,795
    Celadon Group, Inc................................. 159,293   3,795,952
#*  Cenveo, Inc........................................  24,095      47,467
*   Chart Industries, Inc.............................. 167,762   4,781,217
    Chicago Rivet & Machine Co.........................   4,123     125,834
#   CIRCOR International, Inc.......................... 115,816   5,720,152
    Civeo Corp......................................... 133,947     392,465
#   CLARCOR, Inc....................................... 144,943   9,063,286
#*  Clean Harbors, Inc.................................  25,263   1,195,445
    Columbus McKinnon Corp............................. 125,385   3,140,894
    Comfort Systems USA, Inc........................... 249,247   4,149,963
*   Commercial Vehicle Group, Inc...................... 186,587   1,031,826
    Compx International, Inc...........................   9,814     105,893
    Con-way, Inc....................................... 425,536  17,434,210
    Conrad Industries, Inc.............................   6,600     201,366
    Corporate Executive Board Co. (The)................ 243,072  16,655,293
    Courier Corp.......................................  47,126   1,106,047
    Covanta Holding Corp............................... 776,042  15,862,298
*   Covenant Transportation Group, Inc. Class A........ 158,118   4,474,739
#*  CPI Aerostructures, Inc............................  28,946     340,115
*   CRA International, Inc.............................  38,940   1,149,898
*   CTPartners Executive Search, Inc...................  33,802     185,235
    Cubic Corp......................................... 167,606   8,764,118
    Curtiss-Wright Corp................................ 262,914  17,491,668
    Deluxe Corp........................................ 360,510  23,407,914
#*  DigitalGlobe, Inc.................................. 496,843  13,360,108
    Douglas Dynamics, Inc.............................. 159,786   3,226,079
*   Ducommun, Inc......................................  72,915   1,893,603
*   DXP Enterprises, Inc...............................  94,165   3,862,648
*   Dycom Industries, Inc.............................. 240,331   7,404,598
#   Dynamic Materials Corp.............................  65,489     927,324
    Eastern Co. (The)..................................  20,021     378,797
#*  Echo Global Logistics, Inc......................... 170,431   4,499,378
    Ecology and Environment, Inc. Class A..............  10,494     102,841
    EMCOR Group, Inc................................... 386,995  15,619,118
    Encore Wire Corp................................... 125,932   3,857,297
#*  Energy Recovery, Inc............................... 163,092     538,204
#   EnerSys............................................ 313,610  18,308,552
*   Engility Holdings, Inc.............................  63,952   2,551,685
    Ennis, Inc......................................... 127,149   1,696,168
*   EnPro Industries, Inc.............................. 169,013  10,027,541

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
*   Environmental Tectonics Corp.......................   7,400 $    12,580
    EnviroStar, Inc....................................   7,443      17,714
#*  Erickson, Inc......................................     953       6,719
    ESCO Technologies, Inc............................. 161,544   5,818,815
    Espey Manufacturing & Electronics Corp.............  13,081     350,702
*   Esterline Technologies Corp........................ 177,418  19,886,784
    Exelis, Inc........................................ 782,193  13,383,322
    Exponent, Inc......................................  87,942   7,047,672
    Federal Signal Corp................................ 458,445   7,000,455
    Forward Air Corp................................... 218,134   9,794,217
*   Franklin Covey Co.................................. 117,899   2,130,435
#   Franklin Electric Co., Inc......................... 301,737  10,322,423
#   FreightCar America, Inc............................  87,900   2,051,586
#*  FTI Consulting, Inc................................ 281,420  11,445,351
#*  Fuel Tech, Inc..................................... 144,356     466,270
*   Furmanite Corp..................................... 234,505   1,718,922
    G&K Services, Inc. Class A......................... 141,362   9,909,476
    GATX Corp.......................................... 257,701  14,727,612
#*  Gencor Industries, Inc.............................   5,287      48,376
#*  GenCorp, Inc....................................... 228,340   3,836,112
#*  Generac Holdings, Inc.............................. 300,853  13,159,310
#   General Cable Corp................................. 296,590   3,392,990
*   Gibraltar Industries, Inc.......................... 173,957   2,633,709
    Global Brass & Copper Holdings, Inc................  52,524     689,640
#   Global Power Equipment Group, Inc..................  51,636     636,672
#*  Goldfield Corp. (The)..............................  82,499     187,273
#   Gorman-Rupp Co. (The).............................. 142,142   4,052,468
*   GP Strategies Corp................................. 118,773   3,964,643
#*  GrafTech International, Ltd........................ 378,624   1,374,405
    Graham Corp........................................  59,652   1,234,200
#   Granite Construction, Inc.......................... 279,971   9,541,412
#*  Great Lakes Dredge & Dock Corp..................... 389,185   3,023,967
#   Greenbrier Cos., Inc. (The)........................ 203,804  10,583,542
    Griffon Corp....................................... 269,390   3,957,339
    H&E Equipment Services, Inc........................ 250,684   4,396,997
    Hardinge, Inc......................................  60,504     690,351
    Harsco Corp........................................ 549,868   8,116,052
#*  Hawaiian Holdings, Inc............................. 319,774   6,216,407
*   HC2 Holdings, Inc..................................  18,211     135,854
#   Healthcare Services Group, Inc..................... 402,222  12,674,015
#   Heartland Express, Inc............................. 634,020  16,287,974
#   HEICO Corp......................................... 142,812   8,665,832
    HEICO Corp. Class A................................ 154,646   7,294,652
    Heidrick & Struggles International, Inc............ 117,481   2,603,379
#*  Heritage-Crystal Clean, Inc........................   9,775     124,631
    Herman Miller, Inc.................................  74,048   2,151,094
*   Hill International, Inc............................ 194,332     742,348
    Hillenbrand, Inc................................... 460,131  14,452,715
#   HNI Corp........................................... 325,529  16,032,303
#   Houston Wire & Cable Co............................ 137,053   1,517,177
*   Hub Group, Inc. Class A............................ 312,519  10,438,135
*   Hudson Global, Inc................................. 123,326     302,149
*   Hudson Technologies, Inc...........................   3,900      13,143

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Industrials -- (Continued)
    Hurco Cos., Inc....................................    37,359 $ 1,310,554
*   Huron Consulting Group, Inc........................   165,345  12,437,251
#*  Huttig Building Products, Inc......................   100,706     322,259
#   Hyster-Yale Materials Handling, Inc................    80,994   5,074,274
*   ICF International, Inc.............................   106,011   3,960,571
#*  InnerWorkings, Inc.................................   160,889     825,361
*   Innovative Solutions & Support, Inc................    46,017     181,307
    Insperity, Inc.....................................   173,978   7,296,637
    Insteel Industries, Inc............................   119,271   2,435,514
*   Integrated Electrical Services, Inc................    37,023     270,638
*   Intelligent Systems Corp...........................    32,937      67,521
    Interface, Inc.....................................   461,526   7,250,573
#   International Shipholding Corp.....................    18,655     312,658
#   Intersections, Inc.................................    93,658     320,310
#*  JetBlue Airways Corp............................... 2,047,846  34,383,334
    John Bean Technologies Corp........................   204,437   6,171,953
*   JPS Industries, Inc................................     8,700      83,433
    Kadant, Inc........................................    37,897   1,506,027
#   Kaman Corp.........................................   180,890   6,877,438
    KBR, Inc...........................................    31,871     526,828
#   Kelly Services, Inc. Class A.......................   217,211   3,670,866
    Kelly Services, Inc. Class B.......................       350       5,962
    Kennametal, Inc....................................     7,032     220,945
*   Key Technology, Inc................................    20,756     265,677
#*  KEYW Holding Corp. (The)...........................    16,970     150,863
    Kforce, Inc........................................   224,793   5,260,156
    Kimball International, Inc. Class B................   173,163   1,501,323
#   Knight Transportation, Inc.........................   610,555  17,394,712
    Knoll, Inc.........................................   353,173   7,236,515
*   Korn/Ferry International...........................   357,387  10,185,529
#*  Kratos Defense & Security Solutions, Inc...........   385,584   1,873,938
    Landstar System, Inc...............................   323,058  20,701,557
*   Lawson Products, Inc...............................    35,060     862,476
#*  Layne Christensen Co...............................   106,626     862,604
    LB Foster Co. Class A..............................    57,939   2,746,888
#   Lindsay Corp.......................................    78,825   6,812,056
#*  LMI Aerospace, Inc.................................    82,463   1,170,975
    LS Starrett Co. (The) Class A......................    31,156     672,035
    LSI Industries, Inc................................    99,145     727,724
*   Luna Innovations, Inc..............................     6,456      10,846
*   Lydall, Inc........................................    81,716   2,251,276
*   Magnetek, Inc......................................    38,959   1,539,660
#*  Manitex International, Inc.........................     6,890      75,377
#   Manitowoc Co., Inc. (The)..........................   739,632  13,831,118
#   Marten Transport, Ltd..............................   225,526   4,612,007
*   MasTec, Inc........................................   519,426   9,619,770
*   Mastech Holdings, Inc..............................     2,673      27,826
    Matson, Inc........................................   303,314  10,540,161
    Matthews International Corp. Class A...............   213,113   9,873,525
#   McGrath RentCorp...................................   125,447   3,811,080
*   Meritor, Inc.......................................   746,485   9,555,008
*   Mfri, Inc..........................................    39,691     221,476
    Miller Industries, Inc.............................    65,667   1,326,473

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Industrials -- (Continued)
*   Mistras Group, Inc.................................   140,080 $ 2,815,608
#   Mobile Mini, Inc...................................   321,174  11,658,616
*   Moog, Inc. Class A.................................   254,772  17,910,472
*   Moog, Inc. Class B.................................    10,012     703,143
*   MRC Global, Inc....................................   133,029   1,438,043
    MSA Safety, Inc....................................   260,832  11,387,925
    Mueller Industries, Inc............................   413,885  12,991,850
    Mueller Water Products, Inc. Class A............... 1,168,301  11,951,719
#   Multi-Color Corp...................................    99,773   5,808,784
*   MYR Group, Inc.....................................   143,362   3,588,351
#   National Presto Industries, Inc....................    27,933   1,759,779
*   Navigant Consulting, Inc...........................   295,549   4,264,772
*   NCI Building Systems, Inc..........................    43,579     672,424
#   NL Industries, Inc.................................   150,263   1,053,344
    NN, Inc............................................   117,955   2,718,863
#*  Nortek, Inc........................................    18,394   1,404,014
*   Northwest Pipe Co..................................    60,707   1,452,719
*   NV5 Holdings, Inc..................................     3,716      44,035
#*  Odyssey Marine Exploration, Inc....................   125,767     124,509
#   Omega Flex, Inc....................................    25,792     809,095
*   On Assignment, Inc.................................   351,619  12,352,375
*   Orbit International Corp...........................     1,977       6,326
*   Orbital Sciences Corp..............................   417,575  11,729,682
#*  Orion Energy Systems, Inc..........................    91,635     415,107
*   Orion Marine Group, Inc............................   107,994     985,985
#*  PAM Transportation Services, Inc...................    46,716   2,704,856
    Park-Ohio Holdings Corp............................    75,169   4,016,280
*   Patrick Industries, Inc............................    73,591   3,164,413
*   Pendrell Corp......................................   161,066     209,386
#*  Performant Financial Corp..........................   273,626   1,357,185
*   PGT, Inc...........................................   341,900   2,936,921
#*  Plug Power, Inc....................................    66,963     178,791
#*  Ply Gem Holdings, Inc..............................    47,164     594,266
#*  PMFG, Inc..........................................    38,259     184,026
#*  Polypore International, Inc........................   262,740  11,749,733
#   Powell Industries, Inc.............................    68,632   2,677,334
#*  Power Solutions International, Inc.................       400      17,688
#*  PowerSecure International, Inc.....................   161,444   1,517,574
#   Preformed Line Products Co.........................    22,931   1,096,331
#   Primoris Services Corp.............................   347,369   6,523,590
#*  Proto Labs, Inc....................................   165,838  10,678,309
    Providence and Worcester Railroad Co...............     5,591     103,154
    Quad/Graphics, Inc.................................    25,021     501,421
*   Quality Distribution, Inc..........................   193,097   1,610,429
    Quanex Building Products Corp......................   250,625   4,719,269
#*  Radiant Logistics, Inc.............................    45,271     217,754
#   Raven Industries, Inc..............................   265,649   5,695,515
    RBC Bearings, Inc..................................   156,856   9,103,922
    RCM Technologies, Inc..............................   146,273     865,936
    Regal-Beloit Corp..................................     8,732     601,198
*   Republic Airways Holdings, Inc.....................   267,502   3,680,828
    Resources Connection, Inc..........................   270,749   4,521,508
*   Rexnord Corp.......................................   648,449  16,049,113

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
#*  Roadrunner Transportation Systems, Inc............. 220,400 $ 4,478,528
*   RPX Corp........................................... 339,057   4,187,354
#   RR Donnelley & Sons Co............................. 484,052   7,972,336
#*  Rush Enterprises, Inc. Class A..................... 202,541   5,671,148
*   Rush Enterprises, Inc. Class B.....................  37,831   1,027,112
*   Saia, Inc.......................................... 179,730   7,568,430
*   Servotronics, Inc..................................   1,500       9,600
    SIFCO Industries, Inc..............................  18,366     532,430
    Simpson Manufacturing Co., Inc..................... 340,851  11,125,377
    SkyWest, Inc....................................... 259,559   3,257,465
*   SL Industries, Inc.................................  23,596   1,008,729
    SmartPros, Ltd.....................................  10,300      15,347
*   SP Plus Corp.......................................  84,869   1,894,276
*   Sparton Corp.......................................  56,033   1,315,655
*   Spirit Airlines, Inc............................... 360,395  26,719,685
#*  Standard Register Co. (The)........................  29,933      46,995
    Standex International Corp.........................  88,458   6,200,021
    Steelcase, Inc. Class A............................ 647,421  10,928,466
#*  Sterling Construction Co., Inc.....................  74,649     259,032
*   Stock Building Supply Holdings, Inc................   1,300      20,254
#   Sun Hydraulics Corp................................ 164,095   5,946,803
#   Supreme Industries, Inc. Class A................... 113,237     873,057
#*  Swift Transportation Co............................ 169,071   4,155,765
#   TAL International Group, Inc....................... 228,592   9,292,265
#*  Taser International, Inc........................... 389,985  10,533,495
*   Team, Inc.......................................... 134,701   5,137,496
#*  Tecumseh Products Co...............................  51,718     183,082
*   Tel-Instrument Electronics Corp....................   8,400      42,924
*   Teledyne Technologies, Inc.........................  28,075   2,668,248
    Tennant Co......................................... 127,328   8,303,059
    Tetra Tech, Inc.................................... 440,888  10,153,651
    Textainer Group Holdings, Ltd...................... 238,948   7,839,884
*   Thermon Group Holdings, Inc........................ 153,851   3,146,253
#   Titan International, Inc........................... 329,513   2,945,846
#*  Titan Machinery, Inc...............................  99,135   1,400,778
    Toro Co. (The)..................................... 149,478   9,702,617
*   Transcat, Inc......................................   5,600      51,016
*   TRC Cos., Inc...................................... 357,086   2,467,464
#*  Trex Co., Inc...................................... 232,166   9,874,020
*   Trimas Corp........................................ 313,260   8,454,887
#   Trinity Industries, Inc............................  59,119   1,564,880
    Triumph Group, Inc.................................   1,806     103,050
*   TrueBlue, Inc...................................... 289,978   6,396,915
*   Tutor Perini Corp.................................. 323,487   7,022,903
    Twin Disc, Inc.....................................  61,648     992,533
*   Ultralife Corp.....................................  60,836     203,801
    UniFirst Corp...................................... 106,904  12,414,762
#   United Stationers, Inc............................. 272,554  10,986,652
    Universal Forest Products, Inc..................... 120,089   6,011,655
#   Universal Truckload Services, Inc..................  64,236   1,513,400
#   US Ecology, Inc.................................... 153,408   6,360,296
#*  USA Truck, Inc.....................................  56,364   1,566,919
#*  UTi Worldwide, Inc................................. 757,648   8,993,282

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Industrials -- (Continued)
#   Valmont Industries, Inc...........................     7,374 $      885,765
*   Vectrus, Inc......................................    43,363      1,207,226
*   Veritiv Corp......................................     2,794        142,131
*   Versar, Inc.......................................    61,480        187,514
    Viad Corp.........................................   134,221      3,621,283
#*  Vicor Corp........................................   107,188      1,154,415
*   Virco Manufacturing Corp..........................    30,131         72,314
*   Volt Information Sciences, Inc....................   119,747      1,501,627
    VSE Corp..........................................    14,792      1,070,497
#*  Wabash National Corp..............................   495,964      6,184,671
    Watsco, Inc.......................................     3,733        406,374
    Watsco, Inc. Class B..............................    12,022      1,347,366
    Watts Water Technologies, Inc. Class A............   214,499     12,576,076
#   Werner Enterprises, Inc...........................   530,459     15,133,995
#*  Wesco Aircraft Holdings, Inc......................   302,542      3,945,148
#*  WESCO International, Inc..........................    11,206        748,113
#   West Corp.........................................   166,342      5,439,383
*   Willdan Group, Inc................................    56,301        787,651
*   Willis Lease Finance Corp.........................    26,350        544,391
    Woodward, Inc.....................................   129,291      5,767,672
    WSI Industries, Inc...............................     1,900         10,393
#*  Xerium Technologies, Inc..........................    32,242        496,204
#*  XPO Logistics, Inc................................   201,155      7,400,492
*   YRC Worldwide, Inc................................    38,786        615,146
                                                                 --------------
Total Industrials.....................................            1,616,884,813
                                                                 --------------
Information Technology -- (15.4%)
*   ACI Worldwide, Inc................................   836,775     15,455,234
#*  Acorn Energy, Inc.................................     7,149          3,717
*   Actua Corp........................................   231,105      3,720,791
*   Acxiom Corp.......................................   530,698      9,658,704
*   ADDvantage Technologies Group, Inc................     6,085         14,117
#   ADTRAN, Inc.......................................   390,627      8,636,763
*   Advanced Energy Industries, Inc...................   295,046      7,081,104
#*  Advanced Micro Devices, Inc.......................   786,458      2,021,197
#   Advent Software, Inc..............................   381,286     15,956,819
*   Aehr Test Systems.................................    11,205         29,805
#*  Agilysys, Inc.....................................   196,530      2,039,981
#   Alliance Fiber Optic Products, Inc................    36,954        535,094
*   Alpha & Omega Semiconductor, Ltd..................    36,585        320,850
    American Software, Inc. Class A...................   163,187      1,352,820
*   Amkor Technology, Inc............................. 1,253,479      7,959,592
*   Amtech Systems, Inc...............................    48,952        399,938
#*  ANADIGICS, Inc....................................   265,907        287,180
*   Anixter International, Inc........................   196,548     14,811,857
*   AOL, Inc..........................................    45,260      1,957,495
*   ARRIS Group, Inc..................................    41,431      1,086,321
    Astro-Med, Inc....................................    30,318        443,704
*   Atmel Corp........................................   234,760      1,955,551
#*  Audience, Inc.....................................    21,927         88,585
*   Autobytel, Inc....................................   118,054      1,151,027
*   AVG Technologies NV...............................   371,545      7,349,160
#*  Aviat Networks, Inc...............................   234,019        299,544

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   Avid Technology, Inc............................... 147,790 $ 1,915,358
    AVX Corp........................................... 119,818   1,549,247
    Aware, Inc.........................................  95,329     465,206
*   Axcelis Technologies, Inc.......................... 506,610   1,215,864
*   AXT, Inc........................................... 247,930     689,245
#   Badger Meter, Inc.................................. 100,203   5,998,152
#*  Bankrate, Inc...................................... 360,534   4,499,464
#*  Bazaarvoice, Inc...................................  87,690     728,704
    Bel Fuse, Inc. Class A.............................   8,954     185,348
    Bel Fuse, Inc. Class B.............................  46,048   1,083,049
    Belden, Inc........................................ 276,789  22,956,880
*   Benchmark Electronics, Inc......................... 243,068   5,889,538
    Black Box Corp.....................................  86,422   1,815,726
#   Blackbaud, Inc..................................... 319,471  13,964,077
#*  Blackhawk Network Holdings, Inc....................   8,593     286,662
#*  Blackhawk Network Holdings, Inc. Class B........... 266,696   8,830,305
*   Blonder Tongue Laboratories........................  29,515      49,290
*   Blucora, Inc....................................... 278,493   3,765,225
o*  Bogen Corp.........................................  11,900          --
    Booz Allen Hamilton Holding Corp................... 212,408   6,183,197
#*  Bottomline Technologies de, Inc.................... 210,336   5,210,023
#*  BroadVision, Inc...................................  18,154     109,469
    Brooks Automation, Inc............................. 471,022   6,080,894
*   Bsquare Corp.......................................  38,168     169,084
*   BTU International, Inc.............................  36,244      95,322
*   Cabot Microelectronics Corp........................ 171,619   8,479,695
*   CACI International, Inc. Class A................... 174,663  14,774,743
#*  CalAmp Corp........................................ 425,510   7,620,884
*   Calix, Inc......................................... 364,868   3,502,733
#*  Cardtronics, Inc................................... 318,219  10,695,341
*   Cartesian, Inc.....................................  42,154     174,939
#*  Cascade Microtech, Inc.............................  95,300   1,282,738
#   Cass Information Systems, Inc......................  48,299   2,116,462
*   Ceva, Inc.......................................... 143,806   2,633,088
*   Checkpoint Systems, Inc............................ 251,288   3,256,692
#*  ChyronHego Corp....................................   1,822       5,093
#*  Ciber, Inc......................................... 428,783   1,384,969
#*  Ciena Corp......................................... 211,444   3,915,943
*   Cimpress NV........................................ 174,293  14,039,301
#*  Cirrus Logic, Inc.................................. 472,429  12,519,369
#*  Clearfield, Inc....................................  89,369   1,052,767
*   Cognex Corp........................................ 466,487  17,143,397
*   Coherent, Inc...................................... 174,975  10,827,453
    Cohu, Inc.......................................... 158,400   1,794,672
o*  Commerce One, LLC..................................  45,000          --
    Communications Systems, Inc........................  32,263     330,696
#*  CommVault Systems, Inc............................. 179,113   7,805,745
    Computer Task Group, Inc...........................  89,573     724,646
*   comScore, Inc......................................  36,030   1,497,407
    Comtech Telecommunications Corp.................... 113,310   3,743,762
*   Comverse, Inc......................................  50,973     878,265
    Concurrent Computer Corp...........................  46,299     291,684
*   Constant Contact, Inc.............................. 213,704   8,082,285

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
#   Convergys Corp..................................... 527,042 $10,098,125
*   CoreLogic, Inc..................................... 593,967  19,719,704
*   Covisint Corp...................................... 175,089     388,698
#*  Cray, Inc.......................................... 285,828   9,286,552
#*  Crexendo, Inc......................................  23,717      33,915
#   CSG Systems International, Inc..................... 249,623   6,120,756
    CSP, Inc...........................................   8,385      59,366
    CTS Corp........................................... 203,510   3,256,160
*   CUI Global, Inc....................................   6,688      40,797
#*  CVD Equipment Corp.................................  10,329     145,019
*   CyberOptics Corp...................................  28,233     308,022
#   Cypress Semiconductor Corp.........................  52,404     771,911
    Daktronics, Inc.................................... 294,662   3,647,916
*   Data I/O Corp......................................   7,300      22,995
#*  Datalink Corp...................................... 137,372   1,560,546
#*  Dataram Corp.......................................   1,644       3,962
#*  Datawatch Corp.....................................   3,832      22,494
#*  Dealertrack Technologies, Inc...................... 383,965  15,435,393
#*  Demand Media, Inc..................................  23,825      96,491
*   Dice Holdings, Inc................................. 421,821   3,488,460
#   Diebold, Inc....................................... 415,114  12,951,557
*   Digi International, Inc............................ 121,445   1,159,800
#   Digimarc Corp......................................  27,972     755,803
#*  Digital River, Inc................................. 199,689   5,098,060
*   Diodes, Inc........................................ 319,371   8,440,976
*   Dot Hill Systems Corp.............................. 691,220   2,882,387
*   DSP Group, Inc..................................... 139,699   1,535,292
*   DTS, Inc........................................... 123,698   3,428,909
#   EarthLink Holdings Corp............................ 718,746   3,033,108
#*  Eastman Kodak Co...................................     400       7,204
#   Ebix, Inc.......................................... 169,396   3,870,699
#*  Echelon Corp.......................................  65,523      91,732
*   Edgewater Technology, Inc..........................  43,768     308,564
    Electro Rent Corp.................................. 116,032   1,495,652
#   Electro Scientific Industries, Inc................. 144,182     904,021
*   Electronics for Imaging, Inc....................... 350,201  13,535,269
#*  Ellie Mae, Inc..................................... 164,524   7,278,542
#*  eMagin Corp........................................  63,552     187,478
*   Emcore Corp........................................ 203,490   1,052,043
*   Emulex Corp........................................ 529,197   3,312,773
#*  EnerNOC, Inc....................................... 209,807   3,612,877
*   Entegris, Inc...................................... 953,199  12,391,587
#*  Entropic Communications, Inc....................... 492,466   1,275,487
*   Envestnet, Inc.....................................  82,970   4,270,466
#*  Envivio, Inc.......................................   3,100       4,340
*   EPAM Systems, Inc.................................. 347,493  17,002,833
    EPIQ Systems, Inc.................................. 210,540   3,673,923
*   ePlus, Inc.........................................  24,069   1,623,213
#*  Euronet Worldwide, Inc............................. 382,414  17,357,771
#   Evolving Systems, Inc..............................   7,000      62,650
*   Exar Corp.......................................... 269,083   2,427,129
*   ExlService Holdings, Inc........................... 212,543   6,244,513
#*  Extreme Networks, Inc.............................. 495,993   1,458,219

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
*   Fabrinet...........................................   178,887 $ 2,921,225
    Fair Isaac Corp....................................   241,622  17,239,730
*   Fairchild Semiconductor International, Inc.........   876,367  13,452,233
#*  FalconStor Software, Inc...........................   137,274     189,438
*   FARO Technologies, Inc.............................   125,596   6,951,739
    FEI Co.............................................    36,643   3,012,787
#*  Finisar Corp.......................................   430,324   7,806,077
*   FormFactor, Inc....................................   398,013   3,004,998
#   Forrester Research, Inc............................   126,145   4,760,712
*   Frequency Electronics, Inc.........................    47,309     539,559
#*  Giga-tronics, Inc..................................     3,942       7,490
*   GigOptix, Inc......................................    17,782      20,449
*   Global Cash Access Holdings, Inc...................   472,790   3,125,142
#   Globalscape, Inc...................................    27,873      64,665
#*  GSE Systems, Inc...................................    72,970     121,130
*   GSI Group, Inc.....................................    87,213   1,152,956
#*  GSI Technology, Inc................................    67,635     342,233
*   GTT Communications, Inc............................    47,456     546,219
#*  Guidance Software, Inc.............................    17,236     113,068
    Hackett Group, Inc. (The)..........................   204,444   1,549,686
*   Harmonic, Inc......................................   641,887   4,910,436
#   Heartland Payment Systems, Inc.....................   279,122  13,891,902
#*  Higher One Holdings, Inc...........................   132,909     439,929
#*  HomeAway, Inc......................................    67,102   1,710,430
#*  Hutchinson Technology, Inc.........................   205,318     716,560
*   ID Systems, Inc....................................    38,571     254,183
*   Identiv, Inc.......................................    15,947     201,092
*   IEC Electronics Corp...............................    33,539     150,255
*   iGATE Corp.........................................   437,661  15,493,199
*   II-VI, Inc.........................................   327,079   5,622,488
#*  Imation Corp.......................................   174,509     656,154
#*  Immersion Corp.....................................    91,211     858,296
#*  Infinera Corp......................................   729,108  11,753,221
*   Innodata, Inc......................................    91,165     260,732
#*  Inphi Corp.........................................   100,004   1,960,078
*   Insight Enterprises, Inc...........................   280,707   6,644,335
*   Integrated Device Technology, Inc.................. 1,114,250  20,379,633
#   Integrated Silicon Solution, Inc...................   191,863   3,085,157
#*  Intellicheck Mobilisa, Inc.........................     2,628       3,863
#*  Interactive Intelligence Group, Inc................    63,220   2,564,203
#   InterDigital, Inc..................................   281,103  14,049,528
#*  Internap Corp......................................   376,838   3,172,976
*   Internet Patents Corp..............................     1,533       4,154
#*  Interphase Corp....................................    23,732      48,888
    Intersil Corp. Class A.............................   959,480  13,730,159
*   inTEST Corp........................................    43,077     182,646
#*  Intevac, Inc.......................................   124,096     806,624
*   IntraLinks Holdings, Inc...........................   201,749   2,150,644
*   IntriCon Corp......................................    23,513     173,996
#*  iPass, Inc.........................................   479,670     618,774
*   Iteris, Inc........................................    19,424      34,963
#*  Itron, Inc.........................................   279,564  10,402,576
#*  Ixia...............................................   489,847   4,967,049

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
    IXYS Corp.......................................... 175,237 $ 1,980,178
#   j2 Global, Inc..................................... 350,241  20,117,843
#*  JDS Uniphase Corp.................................. 897,908  10,909,582
#*  Kemet Corp......................................... 229,606     872,503
*   Key Tronic Corp....................................  50,515     465,748
*   Kimball Electronics, Inc........................... 129,872   1,322,097
#*  Knowles Corp....................................... 132,191   2,803,771
*   Kofax, Ltd.........................................  60,605     417,568
#*  Kopin Corp......................................... 426,321   1,556,072
*   Kulicke & Soffa Industries, Inc.................... 527,721   8,005,528
#*  KVH Industries, Inc................................ 113,694   1,375,697
*   Lantronix, Inc.....................................   2,333       4,479
*   Lattice Semiconductor Corp......................... 854,225   6,090,624
    Leidos Holdings, Inc...............................  44,904   1,859,026
#   Lexmark International, Inc. Class A................ 459,716  18,347,266
#*  LGL Group, Inc. (The)..............................   7,103      26,991
#*  Lightpath Technologies, Inc. Class A...............   1,850       2,202
*   Limelight Networks, Inc............................ 585,707   1,557,981
#*  Lionbridge Technologies, Inc....................... 431,302   2,147,884
#*  Liquidity Services, Inc............................   2,870      22,214
    Littelfuse, Inc.................................... 164,177  16,210,837
#*  LoJack Corp........................................  88,416     187,442
#*  M/A-COM Technology Solutions Holdings, Inc.........  53,495   1,739,122
*   Magnachip Semiconductor Corp....................... 221,315   3,182,510
*   Manhattan Associates, Inc.......................... 540,337  24,120,644
#   ManTech International Corp. Class A................ 163,467   5,317,582
    Marchex, Inc. Class B.............................. 103,240     393,344
*   Marin Software, Inc................................   2,700      17,874
#*  Mattersight Corp...................................  26,897     149,278
*   Mattson Technology, Inc............................ 259,857     854,930
    MAXIMUS, Inc....................................... 410,048  22,847,875
*   MaxLinear, Inc. Class A............................  23,006     185,198
#*  Maxwell Technologies, Inc.......................... 203,275   1,618,069
#*  MeetMe, Inc........................................  16,285      26,382
    Mentor Graphics Corp............................... 841,076  19,353,159
*   Mercury Systems, Inc............................... 233,514   3,684,851
#   Mesa Laboratories, Inc.............................  23,606   1,798,069
    Methode Electronics, Inc........................... 284,197  10,279,406
    Micrel, Inc........................................ 422,766   5,948,318
*   Microsemi Corp..................................... 672,499  18,735,822
#*  Mitek Systems, Inc.................................  12,865      44,127
    MKS Instruments, Inc............................... 383,335  13,420,558
    MOCON, Inc.........................................  23,794     412,826
#*  ModusLink Global Solutions, Inc.................... 156,445     564,766
#*  MoneyGram International, Inc.......................  45,180     384,934
    Monolithic Power Systems, Inc...................... 203,499   9,664,168
#   Monotype Imaging Holdings, Inc..................... 283,140   8,307,328
#*  Monster Worldwide, Inc............................. 607,946   2,510,817
#*  MoSys, Inc......................................... 167,152     335,976
*   MRV Communications, Inc............................  34,710     354,042
    MTS Systems Corp................................... 104,156   7,528,396
*   Multi-Fineline Electronix, Inc..................... 101,424   1,319,526
#*  Nanometrics, Inc................................... 177,022   2,750,922

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
*   NAPCO Security Technologies, Inc...................    40,054 $   199,068
*   NCI, Inc. Class A..................................    38,227     470,957
*   NeoPhotonics Corp..................................    23,502      70,506
*   NETGEAR, Inc.......................................   229,448   7,748,459
#*  Netscout Systems, Inc..............................   300,179  10,776,426
*   Newport Corp.......................................   275,600   5,104,112
    NIC, Inc...........................................   430,839   7,074,376
#*  Novatel Wireless, Inc..............................   157,129     829,641
#*  Numerex Corp. Class A..............................    47,759     500,514
#*  Oclaro, Inc........................................   263,176     376,342
*   OmniVision Technologies, Inc.......................   366,899   9,920,949
*   Omtool, Ltd........................................     3,470       7,547
#*  Onvia, Inc.........................................     2,306      10,677
    Optical Cable Corp.................................    26,264     136,835
*   OSI Systems, Inc...................................   143,051  10,010,709
*   PAR Technology Corp................................    56,394     323,702
    Park Electrochemical Corp..........................   110,154   2,391,443
#*  Parkervision, Inc..................................    71,039      72,460
    PC Connection, Inc.................................    50,404   1,197,095
    PC-Tel, Inc........................................    58,100     487,459
*   PCM, Inc...........................................    42,066     399,627
*   PDF Solutions, Inc.................................   161,682   2,687,155
    Pegasystems, Inc...................................   384,333   7,521,397
    Perceptron, Inc....................................    55,801     597,629
*   Perficient, Inc....................................   236,058   4,249,044
*   Pericom Semiconductor Corp.........................   103,779   1,516,211
#*  Pfsweb, Inc........................................     7,817      91,615
#*  Photronics, Inc....................................   355,172   2,983,445
#*  Planar Systems, Inc................................   280,770   2,055,236
    Plantronics, Inc...................................   315,988  14,481,730
*   Plexus Corp........................................   235,705   8,930,862
*   PMC-Sierra, Inc.................................... 1,462,286  12,926,608
*   Polycom, Inc.......................................   996,994  13,260,020
    Power Integrations, Inc............................   213,567  11,015,786
#*  PRGX Global, Inc...................................   142,573     739,954
#*  Procera Networks, Inc..............................    79,883     701,373
*   Progress Software Corp.............................   370,449   9,279,747
    QAD, Inc. Class A..................................    49,366     954,738
    QAD, Inc. Class B..................................    15,510     268,478
*   QLogic Corp........................................   567,816   7,586,022
*   Qorvo, Inc.........................................   997,941  73,717,902
*   Qualstar Corp......................................    25,800      36,636
#*  Quantum Corp.......................................   327,237     517,034
#*  QuinStreet, Inc....................................    72,226     369,797
*   Qumu Corp..........................................    38,807     551,059
*   Radisys Corp.......................................   135,857     315,188
#*  Rambus, Inc........................................   799,587   8,995,354
*   RealD, Inc.........................................    49,584     537,986
*   RealNetworks, Inc..................................   258,379   1,816,404
#*  RealPage, Inc......................................    46,383     835,358
    Reis, Inc..........................................    62,652   1,409,670
#*  Relm Wireless Corp.................................    30,643     163,327
#*  Remark Media, Inc..................................       436       1,940

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
#*  Research Frontiers, Inc............................   4,300 $    21,629
#   RF Industries, Ltd.................................  35,415     159,013
    Richardson Electronics, Ltd........................  60,202     564,093
#*  Rightside Group, Ltd...............................  19,068     150,637
*   Riverbed Technology, Inc........................... 532,598  10,960,867
*   Rofin-Sinar Technologies, Inc...................... 158,939   4,278,638
*   Rogers Corp........................................ 122,720   9,064,099
#*  Rosetta Stone, Inc................................. 149,720   1,350,474
*   Rovi Corp.......................................... 681,405  15,747,270
#*  Rubicon Technology, Inc............................  85,425     355,368
#*  Rudolph Technologies, Inc.......................... 311,455   3,123,894
#*  Saba Software, Inc.................................  30,405     293,104
*   Sanmina Corp....................................... 597,125  12,647,108
*   Sapient Corp....................................... 909,369  22,606,913
*   ScanSource, Inc.................................... 167,902   5,789,261
    Science Applications International Corp............ 322,956  15,753,794
*   SciQuest, Inc......................................   2,881      40,968
*   Seachange International, Inc....................... 200,840   1,417,930
#*  Selectica, Inc.....................................  10,332      47,734
*   Semtech Corp....................................... 460,218  11,717,150
#*  ServiceSource International, Inc...................  88,569     296,706
*   Sevcon, Inc........................................   7,783      57,828
*   ShoreTel, Inc...................................... 293,014   2,074,539
#*  Shutterstock, Inc.................................. 118,045   6,644,753
*   Sigma Designs, Inc................................. 247,739   1,575,620
*   Sigmatron International, Inc.......................   2,200      13,024
#*  Silicon Graphics International Corp................  95,431     899,914
*   Silicon Image, Inc................................. 569,585   4,135,187
*   Silicon Laboratories, Inc.......................... 278,621  12,192,455
*   SMTC Corp..........................................  18,570      30,826
*   SolarWinds, Inc.................................... 197,216   9,495,950
#*  Sonic Foundry, Inc.................................  10,310      87,016
*   Sonus Networks, Inc................................ 331,105   6,317,480
*   Spansion, Inc. Class A............................. 400,675  14,207,936
#*  Speed Commerce, Inc................................ 144,714     344,419
    SS&C Technologies Holdings, Inc....................  76,032   4,206,851
*   Stamps.com, Inc.................................... 115,661   5,270,672
#*  StarTek, Inc.......................................  50,089     472,339
#*  SunPower Corp...................................... 134,810   3,251,617
*   Super Micro Computer, Inc.......................... 330,697  12,093,589
*   support.com, Inc................................... 289,675     567,763
*   Sykes Enterprises, Inc............................. 285,208   6,422,884
#*  Synaptics, Inc..................................... 282,879  21,727,936
#*  Synchronoss Technologies, Inc...................... 311,556  13,231,783
#   SYNNEX Corp........................................ 276,745  20,531,712
#*  Syntel, Inc........................................ 208,760   9,028,870
#*  Take-Two Interactive Software, Inc................. 735,557  21,860,754
*   Tech Data Corp..................................... 275,474  15,729,565
*   TechTarget, Inc....................................  89,703     991,218
*   TeleCommunication Systems, Inc. Class A............ 357,952   1,013,004
#*  Telenav, Inc....................................... 152,719     989,619
*   TeleTech Holdings, Inc............................. 318,473   7,025,514
#   Tessco Technologies, Inc...........................  45,705   1,035,218

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Information Technology -- (Continued)
    Tessera Technologies, Inc.........................   388,737 $   14,414,368
    TheStreet, Inc....................................   105,930        220,334
#*  TiVo, Inc.........................................   815,642      8,531,615
#   Transact Technologies, Inc........................    31,591        187,966
#*  Travelzoo, Inc....................................    26,064        223,629
*   Trio Tech International...........................     3,256          9,638
*   TSR, Inc..........................................     5,056         21,488
#*  TTM Technologies, Inc.............................   393,237      2,732,997
*   Tyler Technologies, Inc...........................   193,221     20,496,884
    Ubiquiti Networks, Inc............................    16,402        431,291
*   Ultra Clean Holdings, Inc.........................   162,807      1,432,702
#*  Ultratech, Inc....................................   202,424      3,226,639
*   Unisys Corp.......................................   366,895      8,046,007
*   United Online, Inc................................    99,906      1,318,759
#*  Universal Display Corp............................    32,931      1,049,182
#*  Universal Security Instruments, Inc...............     1,595          9,857
*   Unwired Planet, Inc...............................   223,988        221,076
#*  USA Technologies, Inc.............................    16,830         33,155
#*  VASCO Data Security International, Inc............   126,428      2,718,202
#*  Veeco Instruments, Inc............................   281,931      8,223,927
*   Verint Systems, Inc...............................   375,753     20,057,695
#*  ViaSat, Inc.......................................   335,806     18,879,013
*   Viasystems Group, Inc.............................   110,637      1,771,298
#   Vicon Industries, Inc.............................    14,689         22,768
*   Video Display Corp................................    21,287         53,430
#*  Virtusa Corp......................................   210,853      7,898,553
#   Vishay Intertechnology, Inc.......................   978,402     13,325,835
*   Vishay Precision Group, Inc.......................    88,487      1,472,424
    Wayside Technology Group, Inc.....................     8,712        154,464
*   Web.com Group, Inc................................   357,758      5,405,723
#*  WebMD Health Corp.................................   173,574      6,725,993
*   Westell Technologies, Inc. Class A................   301,809        377,261
*   Wireless Telecom Group, Inc.......................    64,760        203,994
*   Xcerra Corp.......................................   334,798      2,571,249
*   XO Group, Inc.....................................   142,195      2,337,686
*   Xoom Corp.........................................     3,423         50,489
*   Zebra Technologies Corp. Class A..................   131,760     10,996,690
#*  Zhone Technologies, Inc...........................    49,121         64,840
#*  Zix Corp..........................................   393,048      1,391,390
#*  Zynga, Inc. Class A............................... 1,454,258      3,722,901
                                                                 --------------
Total Information Technology..........................            1,769,295,744
                                                                 --------------
Materials -- (4.4%)
    A Schulman, Inc...................................   202,268      7,049,040
*   Advanced Emissions Solutions, Inc.................     4,649         49,303
#*  AEP Industries, Inc...............................    31,029      1,554,863
#*  AK Steel Holding Corp.............................   302,016      1,144,641
#*  AM Castle & Co....................................    94,594        572,294
*   American Biltrite, Inc............................        62         26,660
#   American Vanguard Corp............................   169,879      1,899,247
    Ampco-Pittsburgh Corp.............................    40,529        737,628
    Axiall Corp.......................................   248,076     10,977,363
    Balchem Corp......................................   213,006     11,282,928

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Materials -- (Continued)
*   Berry Plastics Group, Inc..........................   650,392 $21,996,257
*   Boise Cascade Co...................................   277,129  11,207,097
    Cabot Corp.........................................     8,363     354,675
*   Calgon Carbon Corp.................................   379,410   7,485,759
#   Carpenter Technology Corp..........................    46,694   1,771,570
*   Century Aluminum Co................................   647,303  14,959,172
#   Chase Corp.........................................    30,615   1,096,017
#*  Chemtura Corp......................................   697,040  15,188,502
*   Clearwater Paper Corp..............................   143,159  10,596,629
#*  Codexis, Inc.......................................    41,835     159,810
#*  Coeur Mining, Inc..................................   230,078   1,449,491
    Commercial Metals Co...............................   838,228  11,249,020
#   Compass Minerals International, Inc................   232,719  20,339,641
#*  Contango ORE, Inc..................................     4,405      17,620
*   Continental Materials Corp.........................       397       6,908
*   Core Molding Technologies, Inc.....................    46,828     679,006
    Deltic Timber Corp.................................    61,917   3,869,813
#   Detrex Corp........................................       500      16,000
    Domtar Corp........................................    96,186   3,683,924
*   Ferro Corp.........................................   660,902   7,355,839
    Flamemaster Corp...................................       189       1,829
#*  Flotek Industries, Inc.............................   309,858   5,010,404
    Friedman Industries, Inc...........................    38,738     242,500
    FutureFuel Corp....................................   252,122   2,770,821
#*  General Moly, Inc..................................   138,917      83,350
    Globe Specialty Metals, Inc........................   503,429   7,762,875
#   Gold Resource Corp.................................     2,596       9,086
*   Graphic Packaging Holding Co....................... 1,295,284  18,755,712
    Greif, Inc. Class A................................    61,027   2,331,231
#   Greif, Inc. Class B................................       258      11,303
*   Handy & Harman, Ltd................................     2,430     109,666
#   Hawkins, Inc.......................................    47,538   1,830,688
    Haynes International, Inc..........................    71,234   2,773,140
    HB Fuller Co.......................................   361,165  14,861,940
*   Headwaters, Inc....................................   509,643   7,175,773
#   Hecla Mining Co.................................... 1,373,671   4,519,378
#*  Horsehead Holding Corp.............................   364,319   4,896,447
    Innophos Holdings, Inc.............................   157,880   9,400,175
    Innospec, Inc......................................   167,440   6,608,857
#*  Intrepid Potash, Inc...............................   186,728   2,485,350
#   Kaiser Aluminum Corp...............................    97,607   6,765,141
    KapStone Paper and Packaging Corp..................   712,937  21,295,428
    KMG Chemicals, Inc.................................    50,838   1,063,531
    Koppers Holdings, Inc..............................   129,606   2,353,645
*   Kraton Performance Polymers, Inc...................   174,484   3,374,521
#   Kronos Worldwide, Inc..............................   156,362   1,755,945
#*  Louisiana-Pacific Corp............................. 1,064,543  17,426,569
*   LSB Industries, Inc................................   148,943   4,652,979
    Materion Corp......................................   122,667   4,041,878
#*  McEwen Mining, Inc.................................   226,238     282,798
*   Mercer International, Inc..........................   255,083   3,234,452
    Minerals Technologies, Inc.........................   250,371  16,356,737
#   Myers Industries, Inc..............................   217,685   3,624,455

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                         ------- ------------
Materials -- (Continued)
     Neenah Paper, Inc.................................. 117,892 $  6,764,643
     Noranda Aluminum Holding Corp...................... 364,415    1,104,177
*    Northern Technologies International Corp...........  17,945      366,706
#    Olin Corp.......................................... 565,464   14,176,183
#    Olympic Steel, Inc.................................  52,690      722,380
     OM Group, Inc...................................... 168,470    4,717,160
*    OMNOVA Solutions, Inc.............................. 241,204    1,654,659
*    Penford Corp.......................................  61,848    1,163,979
     PH Glatfelter Co................................... 222,203    5,081,783
     PolyOne Corp....................................... 529,913   18,859,604
     Quaker Chemical Corp...............................  91,540    7,224,337
#    Rayonier Advanced Materials, Inc...................   6,635      113,591
#*   Rentech, Inc....................................... 443,581      532,297
*    Resolute Forest Products, Inc...................... 184,717    3,140,189
#*   RTI International Metals, Inc...................... 178,932    3,990,184
#    Schnitzer Steel Industries, Inc. Class A........... 174,842    2,951,333
#    Schweitzer-Mauduit International, Inc.............. 201,704    7,838,217
#*   Senomyx, Inc.......................................  35,776      188,897
     Sensient Technologies Corp......................... 347,503   21,197,683
     Silgan Holdings, Inc...............................   6,293      323,523
     Stepan Co.......................................... 116,006    4,454,630
#*   Stillwater Mining Co............................... 881,799   12,054,192
     SunCoke Energy, Inc................................ 464,933    7,020,488
#    Synalloy Corp......................................  16,903      282,280
     TimkenSteel Corp................................... 117,584    3,174,768
#*   Trecora Resources..................................  98,360    1,352,450
     Tredegar Corp......................................  89,739    1,919,517
     Tronox, Ltd. Class A............................... 238,397    5,039,713
#*   UFP Technologies, Inc..............................   3,300       73,524
     United States Lime & Minerals, Inc.................  28,260    1,954,179
*    Universal Stainless & Alloy Products, Inc..........  29,748      663,083
#    Valhi, Inc.........................................  46,472      265,820
#*   Verso Corp.........................................   5,652       11,869
     Vulcan International Corp..........................     700       28,525
#    Walter Energy, Inc.................................     823          767
#    Wausau Paper Corp.................................. 342,538    3,480,186
*    Webco Industries, Inc..............................     600       37,170
     Worthington Industries, Inc........................ 490,863   14,691,530
     Zep, Inc...........................................  96,426    1,544,745
                                                                 ------------
Total Materials.........................................          506,806,282
                                                                 ------------
Other -- (0.0%)
o*   Allen Organ Co. Escrow Shares......................     800           --
o*   Big 4 Ranch, Inc...................................   3,200           --
o*   Concord Camera Corp. Escrow Shares................. 113,476           --
o*   DLB Oil & Gas, Inc. Escrow Shares..................   1,300           --
o*   First Commerce Bancorp Escrow Shares...............   6,667           --
o*   FRD Acquisition Co. Escrow Shares.................. 106,674           --
o#*  Gerber Scientific, Inc. Escrow Shares.............. 166,622           --

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Other -- (Continued)
o*  Petrocorp, Inc. Escrow Shares......................     6,900 $        --
                                                                  -----------
Total Other............................................                    --
                                                                  -----------
Real Estate Investment Trusts -- (0.1%)
    CareTrust REIT, Inc................................   157,200   2,119,056
    Geo Group, Inc. (The)..............................   125,660   5,468,723
                                                                  -----------
Total Real Estate Investment Trusts....................             7,587,779
                                                                  -----------
Telecommunication Services -- (0.7%)
#*  8x8, Inc...........................................    87,658     675,843
#*  Alaska Communications Systems Group, Inc...........    82,844     147,462
*   Alteva.............................................    24,398     178,105
    Atlantic Tele-Network, Inc.........................    83,487   5,546,041
#*  Boingo Wireless, Inc...............................   161,673   1,366,137
#*  Cincinnati Bell, Inc............................... 1,490,792   4,368,021
    Cogent Communications Holdings, Inc................   329,739  12,220,127
#   Consolidated Communications Holdings, Inc..........   323,321   7,526,913
*   General Communication, Inc. Class A................   275,562   4,045,250
#*  Hawaiian Telcom Holdco, Inc........................    12,690     330,321
    IDT Corp. Class B..................................   157,798   3,370,565
*   inContact, Inc.....................................     2,010      17,226
    Inteliquent, Inc...................................   247,413   4,161,487
#*  Intelsat SA........................................    90,694   1,428,431
#*  Iridium Communications, Inc........................   190,546   1,621,546
#   Lumos Networks Corp................................   147,850   2,370,035
#   NTELOS Holdings Corp...............................   132,826     544,587
*   ORBCOMM, Inc.......................................   346,796   1,928,186
*   Premiere Global Services, Inc......................   320,342   2,831,823
#   Shenandoah Telecommunications Co...................   230,705   6,854,246
    Spok Holdings, Inc.................................   114,529   1,960,736
#*  Straight Path Communications, Inc. Class B.........    56,353   1,080,851
    Telephone & Data Systems, Inc......................   323,332   7,517,469
#*  United States Cellular Corp........................     6,347     220,812
#*  Vonage Holdings Corp............................... 1,437,660   6,038,172
                                                                  -----------
Total Telecommunication Services.......................            78,350,392
                                                                  -----------
Utilities -- (3.3%)
    ALLETE, Inc........................................   308,444  17,473,353
    American States Water Co...........................   277,156  10,986,464
#   Artesian Resources Corp. Class A...................    22,927     507,833
    Atlantic Power Corp................................   261,139     692,018
#   Avista Corp........................................   459,104  17,046,532
#   Black Hills Corp...................................   324,911  16,297,536
#*  Cadiz, Inc.........................................     8,135      78,584
    California Water Service Group.....................   339,607   8,333,956
#   Chesapeake Utilities Corp..........................    89,327   4,355,585
    Cleco Corp.........................................   159,748   8,683,901
#   Connecticut Water Service, Inc.....................    59,435   2,137,283
    Consolidated Water Co., Ltd........................    45,451     493,143
#   Delta Natural Gas Co., Inc.........................    16,144     342,737
*   Dynegy, Inc........................................    29,861     815,803
    El Paso Electric Co................................   290,863  11,651,972

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Utilities -- (Continued)
     Empire District Electric Co. (The)................. 313,921 $    9,565,173
     Gas Natural, Inc...................................  48,080        468,780
#    Genie Energy, Ltd. Class B.........................  89,624        561,942
     Hawaiian Electric Industries, Inc.................. 382,487     13,119,304
#    IDACORP, Inc....................................... 340,628     23,132,047
#    Laclede Group, Inc. (The).......................... 309,537     16,640,709
     MGE Energy, Inc.................................... 216,840      9,952,956
#    Middlesex Water Co.................................  95,175      2,081,477
#    New Jersey Resources Corp.......................... 309,144     19,748,119
#    Northwest Natural Gas Co........................... 188,579      9,411,978
#    NorthWestern Corp.................................. 322,011     18,599,355
#    ONE Gas, Inc....................................... 246,838     10,907,771
#    Ormat Technologies, Inc............................  90,227      2,413,572
#    Otter Tail Corp.................................... 234,611      7,254,172
     Piedmont Natural Gas Co., Inc...................... 401,765     16,026,406
#    PNM Resources, Inc................................. 571,360     17,426,480
#    Portland General Electric Co....................... 563,390     22,366,583
     RGC Resources, Inc.................................   6,328        135,989
     SJW Corp........................................... 116,866      3,946,565
     South Jersey Industries, Inc....................... 237,998     13,863,383
     Southwest Gas Corp................................. 340,142     20,905,127
#    UIL Holdings Corp.................................. 417,743     19,216,178
     Unitil Corp........................................  96,077      3,589,437
#    WGL Holdings, Inc.................................. 371,851     21,009,581
#    York Water Co......................................  60,456      1,430,994
                                                                 --------------
Total Utilities.........................................            383,670,778
                                                                 --------------
TOTAL COMMON STOCKS.....................................          9,413,141,267
                                                                 --------------
PREFERRED STOCKS -- (0.0%)

Other -- (0.0%)
o*   Enron TOPRS Escrow Shares..........................  10,595             --
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
o*   Capital Bank Corp. Contingent Value Rights.........   2,560             --
o*   Community Health Systems, Inc. Rights 01/04/16..... 680,526         18,374
o#*  Empire Resorts, Inc. Rights 02/02/2015.............   2,546             --
o#*  Furiex Pharmaceuticals Contingent Value Rights.....  22,027        215,204
o*   Ikanos Communications Rights 01/12/2015............ 137,052             --
o#*  Leap Wireless International, Inc. Contingent Value
     Rights............................................. 246,684        621,644
o#*  Magnum Hunter Resources Corp. Warrants 04/15/16....  32,271             --
o#*  Providence Service Corp. (The) Rights 02/05/2015...   4,497             --
o*   Southern Community Financial Corp. Contingent
     Value Rights.......................................  57,808         53,513

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                      SHARES        VALUE+
                                                    ----------- ---------------
o*    Tejon Ranch Co. Warrants 08/31/16............       3,160 $         4,645
                                                                ---------------
TOTAL RIGHTS/WARRANTS..............................                     913,380
                                                                ---------------
BONDS -- (0.0%)

Other -- (0.0%)
o*    Capital Properties, Inc., 5.000%.............       2,340           2,191
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves,
        0.089%.....................................  36,709,462      36,709,462
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (17.7%)
(S)@  DFA Short Term Investment Fund............... 175,477,560   2,030,275,374
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,229,955,848)^^..........................             $11,481,041,674
                                                                ===============

U.S. SMALL CAP PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                          -----------------------------------------------------
                             LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                          -------------- -------------- ------- ---------------
 Common Stocks
    Consumer
      Discretionary...... $1,718,454,121 $       44,778   --    $ 1,718,498,899
    Consumer Staples.....    388,188,376             --   --        388,188,376
    Energy...............    345,510,780         33,789   --        345,544,569
    Financials...........  1,619,451,006          2,312   --      1,619,453,318
    Health Care..........    978,860,317             --   --        978,860,317
    Industrials..........  1,616,884,813             --   --      1,616,884,813
    Information
      Technology.........  1,769,295,744             --   --      1,769,295,744
    Materials............    506,806,282             --   --        506,806,282
    Other................             --             --   --                 --
    Real Estate
      Investment Trusts..      7,587,779             --   --          7,587,779
    Telecommunication
      Services...........     78,350,392             --   --         78,350,392
    Utilities............    383,670,778             --   --        383,670,778
 Preferred Stocks
    Other................             --             --   --                 --
 Rights/Warrants.........             --        913,380   --            913,380
 Bonds
    Other................             --          2,191   --              2,191
 Temporary Cash
   Investments...........     36,709,462             --   --         36,709,462
 Securities Lending
   Collateral............             --  2,030,275,374   --      2,030,275,374
                          -------------- --------------   --    ---------------
 TOTAL................... $9,449,769,850 $2,031,271,824   --    $11,481,041,674
                          ============== ==============   ==    ===============

                           U.S. MICRO CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                        SHARES    VALUE+
                                                        ------- -----------
COMMON STOCKS -- (84.5%)

Consumer Discretionary -- (16.5%)
#*  1-800-Flowers.com, Inc. Class A.................... 218,979 $ 1,727,744
#*  Aeropostale, Inc................................... 422,052   1,029,807
*   AG&E Holdings, Inc.................................  24,546      17,919
    AH Belo Corp. Class A.............................. 237,810   2,145,046
*   Ambassadors Group, Inc............................. 141,374     356,262
    AMCON Distributing Co..............................   5,690     462,313
#*  America's Car-Mart, Inc............................ 101,287   5,379,353
*   American Axle & Manufacturing Holdings, Inc........ 694,232  16,904,549
#*  American Public Education, Inc..................... 150,211   5,042,583
*   ANN, Inc...........................................   4,357     144,217
    Arctic Cat, Inc.................................... 140,440   4,721,593
    Ark Restaurants Corp...............................  36,613     901,778
*   Asbury Automotive Group, Inc....................... 103,389   7,672,498
#*  Ascent Capital Group, Inc. Class A.................  58,986   2,495,698
*   Ballantyne Strong, Inc............................. 100,209     409,855
#*  Barnes & Noble, Inc................................ 590,172  13,863,140
    Bassett Furniture Industries, Inc..................  88,883   1,974,980
    Beasley Broadcast Group, Inc. Class A..............  65,543     342,134
*   Beazer Homes USA, Inc.............................. 119,800   1,892,840
#   bebe stores, Inc................................... 623,990   2,233,884
*   Belmond, Ltd. Class A..............................  47,123     517,882
#*  BFC Financial Corp. Class A........................  75,991     241,651
    Big 5 Sporting Goods Corp.......................... 206,230   2,456,199
*   Biglari Holdings, Inc..............................  15,437   6,390,455
#*  BJ's Restaurants, Inc.............................. 273,732  12,123,590
#*  Black Diamond, Inc................................. 137,350     873,546
#*  Blue Nile, Inc.....................................  58,244   1,810,224
    Blyth, Inc......................................... 111,212     824,081
#   Bob Evans Farms, Inc............................... 239,216  13,484,606
#   Bon-Ton Stores, Inc. (The)......................... 113,614     622,605
*   Books-A-Million, Inc...............................  60,674     152,898
    Bowl America, Inc. Class A.........................  55,406     803,387
#*  Boyd Gaming Corp...................................  27,782     362,833
*   Bravo Brio Restaurant Group, Inc................... 109,359   1,438,071
*   Bridgepoint Education, Inc.........................  74,221     732,561
    Brown Shoe Co., Inc................................ 445,510  12,648,029
#*  Build-A-Bear Workshop, Inc......................... 107,793   2,222,692
#   Callaway Golf Co................................... 751,189   6,129,702
*   Cambium Learning Group, Inc........................  93,736     235,277
*   Canterbury Park Holding Corp.......................  26,287     264,184
#   Capella Education Co...............................  78,505   5,337,555
#*  Career Education Corp.............................. 333,006   1,858,174
*   Carmike Cinemas, Inc............................... 201,719   5,581,565
#   Carriage Services, Inc............................. 181,652   3,960,014
*   Carrols Restaurant Group, Inc...................... 256,783   2,043,993
    Cato Corp. (The) Class A........................... 282,229  11,966,510
*   Cavco Industries, Inc..............................  57,620   4,235,646
#*  Central European Media Enterprises, Ltd. Class A...  37,076      96,398
#*  Charles & Colvard, Ltd.............................  66,231     119,216
    Cherokee, Inc......................................  82,513   1,500,086
#   Children's Place, Inc. (The)....................... 238,055  14,271,397

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
*   Christopher & Banks Corp........................... 234,907 $ 1,223,865
    Churchill Downs, Inc............................... 101,109   9,604,344
#*  Chuy's Holdings, Inc...............................  52,851   1,129,426
#*  Cinedigm Corp...................................... 537,325     800,614
*   Citi Trends, Inc................................... 132,149   3,024,891
    ClubCorp Holdings, Inc.............................  23,066     392,353
*   Coast Distribution System, Inc. (The)..............  41,382     143,182
    Collectors Universe, Inc...........................  57,953   1,361,896
#*  Conn's, Inc........................................ 290,579   4,573,713
    Cooper Tire & Rubber Co............................ 153,736   5,348,475
#*  Cooper-Standard Holding, Inc.......................     335      17,504
    Core-Mark Holding Co., Inc......................... 170,603  11,375,808
#*  Crocs, Inc......................................... 628,710   6,664,326
*   Crown Media Holdings, Inc. Class A................. 198,749     635,997
    CSS Industries, Inc................................  52,055   1,415,896
    Culp, Inc.......................................... 186,578   3,748,352
#*  Cumulus Media, Inc. Class A........................ 540,706   1,881,657
#*  Daily Journal Corp.................................     200      37,700
*   Del Frisco's Restaurant Group, Inc................. 106,343   2,108,782
#*  Delta Apparel, Inc.................................  77,201     714,109
*   Denny's Corp.......................................  51,977     565,510
    Destination Maternity Corp.........................  94,895   1,452,842
#*  Destination XL Group, Inc.......................... 349,894   1,777,462
#*  Dex Media, Inc.....................................   3,500      23,730
*   DGSE Cos., Inc.....................................   8,313      12,553
    DineEquity, Inc.................................... 109,003  11,636,070
#*  Dixie Group, Inc. (The)............................ 108,743     878,643
#*  Dorman Products, Inc............................... 118,656   5,426,139
*   Dover Downs Gaming & Entertainment, Inc............   8,419       7,557
    Dover Motorsports, Inc............................. 168,371     444,499
*   Drew Industries, Inc............................... 227,435  11,435,432
    Educational Development Corp.......................  36,900     152,397
*   Eldorado Resorts, Inc..............................  14,473      57,385
*   ELXSI Corp.........................................   7,100     106,855
    Emerson Radio Corp................................. 243,478     253,217
*   Emmis Communications Corp. Class A................. 300,222     603,446
#*  Empire Resorts, Inc................................   8,168      48,191
#*  Entercom Communications Corp. Class A.............. 351,844   4,070,835
#   Entravision Communications Corp. Class A........... 939,568   5,797,135
#   Escalade, Inc......................................  63,120     961,949
#   Ethan Allen Interiors, Inc......................... 291,886   7,945,137
*   EVINE Live, Inc.................................... 399,286   2,503,523
#*  EW Scripps Co. (The) Class A....................... 344,950   6,805,864
#*  Famous Dave's Of America, Inc......................  51,505   1,559,056
#*  Fiesta Restaurant Group, Inc....................... 301,173  17,790,289
    Finish Line, Inc. (The) Class A.................... 562,811  13,282,340
#   Flanigan's Enterprises, Inc........................  20,756     793,917
    Flexsteel Industries, Inc..........................  54,856   1,634,709
#*  Fox Factory Holding Corp...........................   7,933     120,502
#*  Francesca's Holdings Corp.......................... 212,432   3,369,172
#   Fred's, Inc. Class A............................... 297,377   4,936,458
    Frisch's Restaurants, Inc..........................  63,337   1,754,435
#*  FTD Cos., Inc...................................... 152,973   5,239,325

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#*  Fuel Systems Solutions, Inc........................ 140,828 $ 1,512,493
*   Full House Resorts, Inc............................  15,167      20,779
#*  G-III Apparel Group, Ltd........................... 193,446  18,802,951
*   Gaiam, Inc. Class A................................  68,289     499,875
*   Gaming Partners International Corp.................  14,659     121,523
#*  Geeknet, Inc.......................................   3,079      24,139
*   Gentherm, Inc...................................... 371,730  13,672,229
*   Global Eagle Entertainment, Inc....................   2,086      32,114
#*  Gordmans Stores, Inc...............................  22,024      81,489
*   Grand Canyon Education, Inc........................ 361,949  15,860,605
#*  Gray Television, Inc............................... 447,554   4,233,861
*   Gray Television, Inc. Class A......................  41,200     309,000
#*  Hampshire Group, Ltd...............................  25,800      46,440
    Harte-Hanks, Inc................................... 389,283   2,830,087
    Haverty Furniture Cos., Inc........................ 156,297   3,818,336
#   Haverty Furniture Cos., Inc. Class A...............  18,855     468,170
*   Helen of Troy, Ltd................................. 189,597  14,261,486
o*  Here Media, Inc....................................   9,920           1
o*  Here Media, Inc. Special Shares....................   9,920           1
#*  hhgregg, Inc....................................... 146,876     806,349
#*  Hibbett Sports, Inc................................  78,905   3,711,691
    Hooker Furniture Corp..............................  86,832   1,566,449
#*  Hovnanian Enterprises, Inc. Class A................  32,591     112,113
*   Ignite Restaurant Group, Inc.......................   1,313       8,981
*   Insignia Systems, Inc..............................  51,150     163,680
    International Speedway Corp. Class A...............   7,420     215,848
    Interval Leisure Group, Inc........................ 378,582   8,737,673
#*  iRobot Corp........................................ 227,810   7,187,406
*   Isle of Capri Casinos, Inc......................... 210,333   2,153,810
#*  ITT Educational Services, Inc......................   8,949      65,059
*   Jaclyn, Inc........................................  20,127     101,641
#*  JAKKS Pacific, Inc................................. 182,722   1,099,986
#*  Jamba, Inc.........................................  89,983   1,478,421
    Johnson Outdoors, Inc. Class A.....................  65,549   1,966,470
*   Journal Communications, Inc. Class A............... 480,802   4,832,060
*   K12, Inc........................................... 139,238   1,979,964
#   KB Home............................................ 408,655   5,091,841
#*  Kirkland's, Inc.................................... 178,622   4,156,534
*   Kona Grill, Inc....................................  69,341   1,629,514
#   Koss Corp.......................................... 115,135     227,967
#*  Krispy Kreme Doughnuts, Inc........................ 727,724  14,168,786
    La-Z-Boy, Inc...................................... 586,000  15,640,340
#*  Lakeland Industries, Inc...........................  40,544     344,624
o*  Lazare Kaplan International, Inc...................  81,643     127,771
#*  LeapFrog Enterprises, Inc.......................... 421,165   1,002,373
#*  Learning Tree International, Inc................... 162,830     324,032
    Libbey, Inc........................................ 245,795   8,039,954
*   Liberty Tax, Inc...................................     447      16,092
#   Lifetime Brands, Inc............................... 110,770   1,747,951
#   Lincoln Educational Services Corp.................. 114,994     298,984
    Lithia Motors, Inc. Class A........................  23,258   1,969,953
*   Loral Space & Communications, Inc..................  43,727   3,144,409
*   Luby's, Inc........................................ 249,870   1,219,366

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#*  M/I Homes, Inc..................................... 178,763 $ 3,689,668
    Marcus Corp. (The)................................. 179,723   3,389,576
#   Marine Products Corp............................... 333,731   2,412,875
#*  MarineMax, Inc..................................... 223,372   5,698,220
#*  Martha Stewart Living Omnimedia, Inc. Class A...... 169,925     788,452
*   McClatchy Co. (The) Class A........................ 339,903     853,157
    McRae Industries, Inc. Class A.....................   8,800     271,700
#   MDC Holdings, Inc.................................. 291,646   7,291,150
#*  Media General, Inc................................. 125,388   1,793,048
#*  Meritage Homes Corp................................  37,653   1,370,946
*   Modine Manufacturing Co............................ 351,397   4,283,529
*   Monarch Casino & Resort, Inc....................... 143,015   2,474,160
#   Monro Muffler Brake, Inc........................... 147,950   8,453,863
*   Motorcar Parts of America, Inc..................... 107,920   2,818,870
    Movado Group, Inc.................................. 193,258   4,643,990
#   NACCO Industries, Inc. Class A.....................  37,647   2,072,467
#*  Nathan's Famous, Inc...............................  55,586   4,471,338
    National American University Holdings, Inc.........     584       1,857
#   National CineMedia, Inc............................ 484,186   6,972,278
*   Nautilus, Inc...................................... 342,201   4,872,942
#*  Nevada Gold & Casinos, Inc.........................     352         429
*   New York & Co., Inc................................ 633,817   1,457,779
#   Nexstar Broadcasting Group, Inc. Class A........... 290,944  14,516,651
*   Nobility Homes, Inc................................  43,800     411,720
    Nutrisystem, Inc................................... 330,628   5,891,791
*   Orbitz Worldwide, Inc.............................. 842,602   7,777,216
#*  Overstock.com, Inc.................................  66,674   1,492,164
    Oxford Industries, Inc............................. 164,611   9,208,339
*   P&F Industries, Inc. Class A.......................   6,745      51,262
#*  Pacific Sunwear of California, Inc................. 306,922     844,036
    Papa John's International, Inc..................... 372,067  23,611,372
#*  Penn National Gaming, Inc.......................... 182,925   2,738,387
*   Pep Boys-Manny, Moe & Jack (The)................... 432,794   3,648,453
*   Perfumania Holdings, Inc...........................  56,683     319,976
*   Perry Ellis International, Inc..................... 115,286   2,756,488
#   PetMed Express, Inc................................ 209,343   3,286,685
#   Pier 1 Imports, Inc................................ 167,109   2,809,102
#*  Pinnacle Entertainment, Inc........................ 374,735   7,925,645
*   Popeyes Louisiana Kitchen, Inc..................... 255,027  14,643,650
*   QEP Co., Inc.......................................  33,487     596,069
#*  Quantum Fuel Systems Technologies Worldwide, Inc...   5,656      14,140
#*  Quiksilver, Inc.................................... 866,702   1,620,733
#*  Radio One, Inc. Class D............................ 320,517     602,572
#*  Rave Restaurant Group, Inc.........................  39,700     513,321
*   RCI Hospitality Holdings, Inc......................  56,692     552,747
*   ReachLocal, Inc....................................   4,933      14,947
#*  Reading International, Inc. Class A................ 134,925   1,631,243
*   Reading International, Inc. Class B................  11,620     162,680
*   Red Lion Hotels Corp............................... 167,008   1,072,191
*   Red Robin Gourmet Burgers, Inc..................... 135,549  10,505,048
*   Regis Corp......................................... 366,744   5,776,218
    Remy International, Inc............................   4,494      95,587
#   Rent-A-Center, Inc.................................  10,544     361,448

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#*  Rentrak Corp.......................................  50,214 $ 3,862,963
    Rocky Brands, Inc..................................  50,860     697,291
#*  Ruby Tuesday, Inc.................................. 451,524   2,718,175
    Ruth's Hospitality Group, Inc...................... 350,642   5,091,322
#   Saga Communications, Inc. Class A..................  51,688   2,102,151
#   Salem Communications Corp. Class A................. 170,151   1,185,952
#   Scholastic Corp....................................   1,706      62,747
#*  Scientific Games Corp. Class A..................... 666,599   7,872,534
*   Select Comfort Corp................................ 384,151  11,463,066
#*  Shiloh Industries, Inc............................. 153,210   1,873,758
    Shoe Carnival, Inc................................. 156,779   3,640,408
#   Sinclair Broadcast Group, Inc. Class A............. 382,269   9,457,335
#*  Sizmek, Inc........................................ 157,264     937,293
#*  Skechers U.S.A., Inc. Class A...................... 250,726  15,131,314
*   Skullcandy, Inc.................................... 136,458   1,367,309
#*  Skyline Corp.......................................  74,294     278,603
#*  Smith & Wesson Holding Corp........................   4,614      56,752
    Sonic Automotive, Inc. Class A..................... 387,801   9,551,539
    Sonic Corp......................................... 649,021  19,645,866
*   Spanish Broadcasting System, Inc. Class A..........  36,748      97,382
    Spartan Motors, Inc................................ 170,067     886,049
*   Spectrum Group International, Inc..................     278     148,730
#   Speedway Motorsports, Inc.......................... 225,386   5,023,854
#   Stage Stores, Inc.................................. 246,063   4,921,260
    Standard Motor Products, Inc....................... 247,479   9,023,084
*   Stanley Furniture Co., Inc.........................  51,183     151,502
    Stein Mart, Inc.................................... 274,880   3,782,349
*   Steiner Leisure, Ltd...............................  98,771   4,308,391
#*  Stoneridge, Inc.................................... 222,982   2,814,033
#   Strattec Security Corp.............................  30,152   1,899,576
#*  Strayer Education, Inc.............................  32,965   2,208,655
#   Sturm Ruger & Co., Inc............................. 177,580   7,174,232
#   Superior Industries International, Inc............. 234,133   4,272,927
    Superior Uniform Group, Inc........................  55,473   2,105,200
    Sypris Solutions, Inc.............................. 166,119     397,855
#*  Systemax, Inc...................................... 335,653   4,386,985
#   Tandy Leather Factory, Inc......................... 101,284     864,965
#*  Tile Shop Holdings, Inc............................  40,563     329,372
#*  Tilly's, Inc. Class A..............................   1,200      16,488
*   Tower International, Inc...........................  91,571   2,167,486
#   Town Sports International Holdings, Inc............ 199,591   1,313,309
    Trans World Entertainment Corp..................... 218,126     756,897
#*  Tuesday Morning Corp............................... 372,296   6,589,639
#*  Tumi Holdings, Inc................................. 114,176   2,588,370
*   Unifi, Inc......................................... 162,438   5,235,377
*   Universal Electronics, Inc......................... 161,888  10,318,741
    Universal Technical Institute, Inc................. 220,194   1,798,985
*   US Auto Parts Network, Inc.........................  62,898     147,810
    Value Line, Inc....................................  80,059   1,214,495
#*  Vera Bradley, Inc.................................. 142,536   2,718,162
*   Vince Holding Corp.................................   3,153      73,938
#*  Vitamin Shoppe, Inc................................ 234,268   9,902,508
#*  VOXX International Corp............................ 171,812   1,374,496

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                         ------- ------------
Consumer Discretionary -- (Continued)
#*   West Marine, Inc................................... 177,750 $  2,133,000
#    Weyco Group, Inc................................... 110,462    2,984,683
*    William Lyon Homes Class A.........................  44,576      850,510
#    Winmark Corp.......................................  54,523    4,444,170
#    Winnebago Industries, Inc.......................... 229,329    4,561,354
o#*  Xanadoo Co. Class A................................     566       99,050
*    Zagg, Inc.......................................... 100,220      604,327
*    Zumiez, Inc........................................ 306,371   11,424,575
                                                                 ------------
Total Consumer Discretionary............................          947,251,679
                                                                 ------------
Consumer Staples -- (3.3%)
#    Alico, Inc.........................................  67,574    3,212,468
*    Alliance One International, Inc.................... 820,551      861,579
     Andersons, Inc. (The).............................. 259,775   11,684,679
#    B&G Foods, Inc.....................................  13,498      402,780
#*   Boulder Brands, Inc................................ 577,162    5,788,935
*    Bridgford Foods Corp...............................  72,953      586,907
#    Cal-Maine Foods, Inc............................... 369,879   12,964,259
     Calavo Growers, Inc................................ 126,428    5,071,027
*    CCA Industries, Inc................................  35,363      123,771
*    Central Garden and Pet Co..........................  75,174      635,220
#*   Central Garden and Pet Co. Class A................. 306,895    2,792,744
#*   Chefs' Warehouse, Inc. (The).......................  50,971    1,090,270
#    Coca-Cola Bottling Co. Consolidated................  70,984    6,923,779
#*   Coffee Holding Co., Inc............................  14,908       75,285
#*   Craft Brew Alliance, Inc...........................  89,715    1,067,609
#    Dean Foods Co...................................... 425,343    7,707,215
#*   Diamond Foods, Inc.................................  24,985      614,131
#*   Elizabeth Arden, Inc...............................   6,302       93,144
#*   Farmer Bros. Co....................................  88,891    2,658,730
#*   Fresh Market, Inc. (The)...........................  11,138      424,469
*    Glacier Water Services, Inc........................  23,971      347,580
     Golden Enterprises, Inc............................  99,219      356,196
     Ingles Markets, Inc. Class A....................... 100,932    4,304,750
     Inter Parfums, Inc................................. 291,073    7,320,486
*    Inventure Foods, Inc...............................  38,984      396,467
     J&J Snack Foods Corp............................... 155,161   15,224,397
     John B. Sanfilippo & Son, Inc......................  70,333    2,565,045
#*   Landec Corp........................................ 248,717    3,176,116
#    Liberator Medical Holdings, Inc....................   6,507       20,822
#*   Lifeway Foods, Inc................................. 152,175    2,784,802
#    Limoneira Co.......................................   2,685       55,848
*    Mannatech, Inc.....................................  10,017      187,318
#*   Medifast, Inc...................................... 129,670    4,109,242
#    MGP Ingredients, Inc............................... 110,500    1,752,530
*    National Beverage Corp............................. 397,528    8,642,259
*    Natural Alternatives International, Inc............  70,731      376,289
#*   Natural Grocers by Vitamin Cottage, Inc............  19,684      606,267
#    Nature's Sunshine Products, Inc.................... 153,100    2,117,373
#*   Nutraceutical International Corp...................  59,666    1,165,874
#    Oil-Dri Corp. of America...........................  57,161    1,750,270
*    Omega Protein Corp................................. 158,342    1,668,925
#    Orchids Paper Products Co..........................  57,304    1,562,680

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Staples -- (Continued)
*   Pantry, Inc. (The)................................. 143,036 $  5,278,028
#*  Post Holdings, Inc.................................  17,706      836,609
*   Reliv International, Inc........................... 102,054      123,485
*   Revlon, Inc. Class A............................... 377,732   12,366,946
    Rocky Mountain Chocolate Factory, Inc..............  71,128      963,784
#*  Roundy's, Inc......................................  36,916      132,898
*   Scheid Vineyards, Inc. Class A.....................   2,900       90,669
    Scope Industries...................................   8,083    1,838,882
#*  Seneca Foods Corp. Class A.........................  33,144      857,767
#*  Seneca Foods Corp. Class B.........................  11,120      392,036
    SpartanNash Co..................................... 325,749    8,391,294
*   Tofutti Brands, Inc................................  53,404      283,041
#   United-Guardian, Inc...............................  39,576      846,926
#   Universal Corp..................................... 101,424    4,073,188
#*  USANA Health Sciences, Inc......................... 136,370   13,369,715
    Village Super Market, Inc. Class A.................  69,464    2,012,372
#   WD-40 Co........................................... 151,039   12,394,260
    Weis Markets, Inc..................................     249       11,412
                                                                ------------
Total Consumer Staples.................................          189,533,849
                                                                ------------
Energy -- (2.5%)
#*  Abraxas Petroleum Corp............................. 486,100    1,438,856
    Adams Resources & Energy, Inc......................  38,954    2,260,890
#   Alon USA Energy, Inc............................... 474,287    5,729,387
#*  Alpha Natural Resources, Inc....................... 481,912      501,188
    AMEN Properties, Inc...............................     123       72,816
#*  Approach Resources, Inc............................ 202,666    1,270,716
*   Barnwell Industries, Inc...........................  68,834      197,898
#*  Basic Energy Services, Inc......................... 445,487    2,619,463
#*  Bill Barrett Corp.................................. 200,043    2,040,439
#*  C&J Energy Services, Inc........................... 172,867    1,780,530
#*  Callon Petroleum Co................................ 362,025    1,973,036
#*  Clayton Williams Energy, Inc....................... 107,032    5,983,089
#*  Clean Energy Fuels Corp............................ 305,021    1,271,938
#*  Cloud Peak Energy, Inc............................. 368,334    2,500,988
#   Comstock Resources, Inc............................ 330,845    1,336,614
#*  Contango Oil & Gas Co.............................. 125,020    3,759,351
    Dawson Geophysical Co..............................  64,595      696,980
#   DHT Holdings, Inc.................................. 104,395      767,303
*   Earthstone Energy, Inc.............................   1,000       23,000
#*  Emerald Oil, Inc................................... 356,723      293,583
#   Energy XXI, Ltd....................................      50          147
#*  ENGlobal Corp...................................... 238,421      429,158
#   EnLink Midstream LLC............................... 291,376    9,219,137
*   Era Group, Inc.....................................  24,930      561,424
*   Escalera Resources Co..............................  19,977        8,808
    Evolution Petroleum Corp...........................  27,969      205,572
#*  FieldPoint Petroleum Corp..........................  49,014       88,715
#*  Gastar Exploration, Inc............................ 466,152    1,090,796
#*  Geospace Technologies Corp.........................  69,429    1,664,907
#*  Goodrich Petroleum Corp............................  71,912      181,218
#   Green Plains, Inc.................................. 316,047    7,398,660
#   Gulf Island Fabrication, Inc....................... 111,375    1,845,484

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                         --------- ----------
Energy -- (Continued)
#    Gulfmark Offshore, Inc. Class A....................   112,621 $2,222,012
#*   Harvest Natural Resources, Inc.....................   261,877    164,275
#*   Hercules Offshore, Inc.............................   365,365    263,063
#*   HKN, Inc...........................................     1,132     60,556
#*   Hornbeck Offshore Services, Inc....................     6,673    148,141
#*   ION Geophysical Corp............................... 1,115,576  2,510,046
#*   Jones Energy, Inc. Class A.........................     1,900     19,380
*    Key Energy Services, Inc...........................   862,608  1,449,181
#*   Matador Resources Co...............................   170,360  3,672,962
*    Matrix Service Co..................................   246,770  4,737,984
*    Mexco Energy Corp..................................     8,988     41,659
#*   Miller Energy Resources, Inc.......................    32,669     38,223
*    Mitcham Industries, Inc............................    80,711    452,789
*    Natural Gas Services Group, Inc....................    62,462  1,261,108
#*   Newpark Resources, Inc.............................   892,358  7,709,973
#*   Nordic American Offshore, Ltd......................       571      6,424
#    Nordic American Tankers, Ltd.......................    66,007    667,991
#*   Northern Oil and Gas, Inc..........................   320,656  2,013,720
#*   Nuverra Environmental Solutions, Inc...............   136,121    303,550
*    Overseas Shipholding Group, Inc....................    18,861     96,191
#*   Pacific Ethanol, Inc...............................        31        266
#    Panhandle Oil and Gas, Inc. Class A................   121,936  2,553,340
#*   Parker Drilling Co.................................   876,045  2,374,082
#*   Penn Virginia Corp.................................   605,843  2,956,514
*    PetroQuest Energy, Inc.............................   544,539  1,595,499
#*   PHI, Inc. Non-Voting...............................   111,940  3,829,467
#*   PHI, Inc. Voting...................................     9,745    334,059
*    Pioneer Energy Services Corp.......................   427,910  1,771,547
#*   Renewable Energy Group, Inc........................   182,613  1,596,038
#*   REX American Resources Corp........................   149,235  8,284,035
#*   Rex Energy Corp....................................   296,053  1,048,028
#*   RigNet, Inc........................................    42,012  1,437,651
#*   Ring Energy, Inc...................................     3,968     36,188
*    Royale Energy, Inc.................................    45,629     80,763
#    Scorpio Tankers, Inc...............................   106,003    834,244
#*   SEACOR Holdings, Inc...............................    13,226    951,611
#*   Seventy Seven Energy, Inc..........................     9,763     38,564
#    Ship Finance International, Ltd....................       912     12,668
*    Steel Excel, Inc...................................    73,655  1,763,301
#*   Swift Energy Co....................................    55,787    118,826
#*   Synergy Resources Corp.............................   616,389  7,538,437
*    Synthesis Energy Systems, Inc......................    17,851     12,621
o#*  Syntroleum Corp....................................    44,574    124,689
     Teekay Tankers, Ltd. Class A.......................    11,910     61,217
#    Tesco Corp.........................................   181,013  1,853,573
#*   TETRA Technologies, Inc............................   590,106  2,915,124
*    TGC Industries, Inc................................   110,887    221,774
#*   Triangle Petroleum Corp............................   683,458  3,588,154
#*   Uranium Energy Corp................................    33,999     43,179
#*   US Energy Corp. Wyoming............................    71,870    102,774
#*   Vaalco Energy, Inc.................................   595,368  3,298,339
#    W&T Offshore, Inc..................................   185,160    936,910
#*   Warren Resources, Inc..............................   495,911    520,706

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Energy -- (Continued)
*   Westmoreland Coal Co...............................  48,242 $  1,258,151
*   Willbros Group, Inc................................ 364,047    2,031,382
*   Yuma Energy, Inc...................................  22,699       37,680
#*  Zion Oil & Gas, Inc................................   5,765        8,647
                                                                ------------
Total Energy...........................................          143,221,367
                                                                ------------
Financials -- (14.5%)
*   1st Constitution Bancorp...........................  16,306      179,366
#   1st Source Corp.................................... 192,961    5,736,731
*   A-Mark Precious Metals, Inc........................  69,658      727,926
    Access National Corp...............................  59,660    1,065,528
    Alliance Bancorp, Inc. of Pennsylvania.............  13,199      230,455
#*  Altisource Asset Management Corp...................   9,319    1,491,040
#*  Ambac Financial Group, Inc......................... 166,513    4,071,243
    Ameriana Bancorp...................................  20,650      359,826
    American Equity Investment Life Holding Co......... 426,652   10,883,892
*   American Independence Corp.........................   3,596       39,880
#   American National Bankshares, Inc..................  54,265    1,167,783
*   American River Bankshares..........................  20,521      202,747
o*  American Spectrum Realty, Inc......................  12,048        7,590
    Ameris Bancorp..................................... 150,466    3,630,745
    AMERISAFE, Inc..................................... 147,021    5,983,755
#   AmeriServ Financial, Inc........................... 189,054      565,271
#*  Anchor Bancorp, Inc................................     800       17,192
    Argo Group International Holdings, Ltd.............  52,793    2,823,898
    Arrow Financial Corp............................... 121,738    3,112,841
    ASB Financial Corp.................................   4,400       57,750
*   Asta Funding, Inc..................................  50,151      425,782
    Astoria Financial Corp............................. 609,553    7,454,833
    Atlantic American Corp.............................   7,131       28,453
#*  Atlantic Coast Financial Corp......................     738        2,863
*   Atlanticus Holdings Corp........................... 140,864      360,612
    Auburn National Bancorporation, Inc................  11,571      271,918
*   AV Homes, Inc......................................  80,688    1,209,513
#   Baldwin & Lyons, Inc. Class A......................   3,548       83,910
    Baldwin & Lyons, Inc. Class B......................  90,872    2,099,143
#   Banc of California, Inc............................  41,921      429,690
#   Bancfirst Corp..................................... 118,884    6,854,851
    Bancorp of New Jersey, Inc.........................   1,246       13,457
#*  Bancorp, Inc. (The)................................ 238,242    2,029,822
#   Bank Mutual Corp................................... 171,133    1,090,117
    Bank of Commerce Holdings..........................  19,956      113,749
    Bank of Kentucky Financial Corp (The)..............  28,520    1,267,429
    BankFinancial Corp................................. 210,776    2,383,877
    Banner Corp........................................ 172,294    6,957,232
    Bar Harbor Bankshares..............................  40,992    1,258,454
    BBCN Bancorp, Inc.................................. 762,037    9,868,379
*   BBX Capital Corp. Class A..........................  43,192      610,735
    BCB Bancorp, Inc...................................  54,608      633,999
#*  Bear State Financial, Inc..........................  50,526      546,691
*   Beneficial Bancorp, Inc............................ 143,534    1,548,732
#   Berkshire Bancorp, Inc.............................  10,471       90,051
    Berkshire Hills Bancorp, Inc....................... 159,750    3,977,775

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    BGC Partners, Inc. Class A......................... 455,287 $ 3,564,897
    BNC Bancorp........................................   1,579      25,232
*   BNCCORP, Inc.......................................  12,585     197,584
#*  BofI Holding, Inc.................................. 155,008  13,076,475
    Boston Private Financial Holdings, Inc............. 800,380   8,804,180
#   Bridge Bancorp, Inc................................  41,930   1,034,832
*   Bridge Capital Holdings............................  47,800   1,044,430
    Brookline Bancorp, Inc............................. 605,665   5,814,384
*   Brunswick Bancorp..................................     120         552
#   Bryn Mawr Bank Corp................................ 100,863   2,940,156
    C&F Financial Corp.................................  14,164     499,848
    Calamos Asset Management, Inc. Class A............. 149,909   1,881,358
    California First National Bancorp..................  81,133   1,119,635
#   Camden National Corp...............................  76,363   2,837,649
#   Cape Bancorp, Inc..................................   4,774      41,200
*   Capital Bank Financial Corp. Class A...............  26,968     658,559
#   Capital City Bank Group, Inc....................... 149,273   2,239,095
*   Capital Properties, Inc. Class A...................  11,044     128,221
    Cardinal Financial Corp............................ 286,572   5,103,847
*   Carolina Bank Holdings, Inc........................   4,335      42,483
*   Carver Bancorp, Inc................................     300       1,854
*   Cascade Bancorp.................................... 107,818     498,119
#   Cash America International, Inc....................  97,808   2,034,406
#   Centerstate Banks, Inc.............................  66,774     735,182
#   Central Pacific Financial Corp.....................  99,025   2,077,544
#   Century Bancorp, Inc. Class A......................  18,900     732,942
    Charter Financial Corp.............................     935      10,472
    Chemical Financial Corp............................ 234,694   6,655,922
    Chicopee Bancorp, Inc..............................  26,112     429,804
    Citizens Community Bancorp, Inc....................   4,432      40,398
*   Citizens First Corp................................   1,442      17,982
    Citizens Holding Co................................   9,925     184,803
#*  Citizens, Inc...................................... 389,685   2,813,526
#   City Holding Co.................................... 161,509   6,836,676
    CKX Lands, Inc.....................................  14,943     225,042
#   Clifton Bancorp, Inc...............................  79,256   1,050,935
#   CNB Financial Corp.................................  54,933     933,861
#   CoBiz Financial, Inc............................... 223,395   2,435,005
    Codorus Valley Bancorp, Inc........................  12,094     242,727
*   Colonial Financial Services, Inc...................   7,831     103,800
*   Colony Bankcorp, Inc...............................  37,943     283,055
    Columbia Banking System, Inc....................... 354,937   9,026,048
    Commercial National Financial Corp.................  10,640     235,676
    Community Bank Shares of Indiana, Inc..............   2,877      77,737
#   Community Bank System, Inc......................... 299,344  10,066,939
*   Community Bankers Trust Corp.......................   2,000       8,720
    Community Trust Bancorp, Inc....................... 150,285   4,746,000
    Community West Bancshares..........................  12,713      85,813
*   CommunityOne Bancorp...............................     216       2,108
    ConnectOne Bancorp, Inc............................ 146,430   2,694,312
#   Consolidated-Tomoka Land Co........................  52,754   2,877,731
#*  Consumer Portfolio Services, Inc...................  65,939     369,258
#*  Cowen Group, Inc. Class A.......................... 350,148   1,456,616

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    Crawford & Co. Class A............................. 281,599 $ 2,182,392
#   Crawford & Co. Class B............................. 145,019   1,355,928
#*  Customers Bancorp, Inc.............................  26,552     521,747
#   CVB Financial Corp................................. 269,293   3,934,371
*   DGT Holdings Corp..................................  12,563     186,184
#   Diamond Hill Investment Group, Inc.................     710      92,343
    Dime Community Bancshares, Inc..................... 305,780   4,513,313
#   Donegal Group, Inc. Class A........................ 168,796   2,699,048
#   Donegal Group, Inc. Class B........................  34,951     815,232
#*  Doral Financial Corp...............................   4,060      11,693
    Eagle Bancorp Montana, Inc.........................     578       6,323
*   Eagle Bancorp, Inc.................................   3,633     124,249
*   Eastern Virginia Bankshares, Inc...................   8,084      50,525
#*  eHealth, Inc....................................... 109,773   1,124,076
#   EMC Insurance Group, Inc........................... 116,209   3,748,902
    Employers Holdings, Inc............................ 252,542   5,252,874
#*  Encore Capital Group, Inc.......................... 297,873  11,086,833
*   Enova International, Inc...........................  76,496   1,472,548
#   Enterprise Bancorp, Inc............................  36,296     742,253
    Enterprise Financial Services Corp.................  61,177   1,169,092
#   ESB Financial Corp................................. 159,464   2,664,643
    ESSA Bancorp, Inc..................................  59,140     718,551
    Evans Bancorp, Inc.................................  11,667     275,925
#*  Ezcorp, Inc. Class A............................... 112,284   1,157,648
*   Farmers Capital Bank Corp..........................  22,878     511,095
    FBL Financial Group, Inc. Class A.................. 269,981  14,090,308
    Federal Agricultural Mortgage Corp. Class A........   4,200      95,550
#   Federal Agricultural Mortgage Corp. Class C........  77,773   2,142,646
    Federated National Holding Co...................... 109,536   3,188,593
    Fidelity Southern Corp............................. 101,177   1,546,996
    Financial Institutions, Inc........................  73,608   1,621,584
*   First Acceptance Corp..............................  59,247     138,045
o   First Bancorp of Indiana, Inc......................   1,400      21,525
#   First Bancorp, Inc.................................  74,352   1,232,756
*   First BanCorp.(318672706).......................... 334,629   1,837,113
#   First Bancorp.(318910106).......................... 142,584   2,366,894
*   First Bancshares, Inc..............................   5,228      36,805
    First Bancshares, Inc. (The).......................   4,544      63,389
#   First Busey Corp................................... 504,326   3,106,648
#   First Business Financial Services, Inc.............   8,241     360,709
#*  First Cash Financial Services, Inc.................  16,130     801,984
#   First Commonwealth Financial Corp.................. 752,064   5,933,785
#   First Community Bancshares, Inc.................... 109,324   1,715,294
#   First Connecticut Bancorp Inc/Farmington...........  17,443     257,284
    First Defiance Financial Corp......................  69,039   2,102,928
    First Federal of Northern Michigan Bancorp, Inc....  13,700      79,871
    First Financial Bancorp............................ 365,757   6,042,306
#   First Financial Corp............................... 120,828   3,916,035
    First Financial Northwest, Inc.....................  46,371     555,988
    First Interstate Bancsystem, Inc................... 117,115   2,799,048
#*  First Marblehead Corp. (The).......................   4,947      28,742
    First Merchants Corp............................... 258,958   5,655,643
    First Midwest Bancorp, Inc......................... 566,053   8,717,216

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
*   First NBC Bank Holding Co..........................  12,253 $   379,353
o*  First Place Financial Corp......................... 153,683          12
    First South Bancorp, Inc...........................  59,381     472,079
#*  First United Corp..................................  31,308     265,805
    First West Virginia Bancorp........................   1,187      26,031
*   Flagstar Bancorp, Inc.............................. 178,575   2,537,551
    Flushing Financial Corp............................ 222,995   4,036,209
#*  Forestar Group, Inc................................ 271,161   3,598,306
    Fox Chase Bancorp, Inc.............................  59,633     968,440
#*  FRP Holdings, Inc..................................  92,577   3,351,287
#   FXCM, Inc. Class A................................. 278,968     613,730
#   Gain Capital Holdings, Inc.........................  87,225     710,884
#   German American Bancorp, Inc.......................  65,691   1,839,348
    GFI Group, Inc..................................... 527,874   2,961,373
    Glacier Bancorp, Inc............................... 281,127   6,260,698
#*  Global Indemnity P.L.C.............................  56,451   1,481,274
    Gouverneur Bancorp, Inc............................   4,366      60,032
    Great Southern Bancorp, Inc........................  82,319   2,973,362
*   Green Dot Corp. Class A............................ 264,826   4,038,596
#   Greenhill & Co., Inc............................... 168,134   6,200,782
*   Greenlight Capital Re, Ltd. Class A................ 217,939   6,845,464
#   Griffin Land & Nurseries, Inc......................  48,979   1,451,738
#   Guaranty Bancorp...................................  63,993     856,226
    Guaranty Federal Bancshares, Inc...................  17,335     255,691
*   Hallmark Financial Services, Inc................... 107,599   1,187,893
    Hampden Bancorp, Inc...............................   3,433      68,969
#*  Hampton Roads Bankshares, Inc......................   8,405      13,616
    Hanmi Financial Corp............................... 246,134   4,888,221
    Harleysville Savings Financial Corp................  12,400     220,720
    Hawthorn Bancshares, Inc...........................   6,195      88,155
#   HCI Group, Inc..................................... 111,903   5,171,038
    Heartland Financial USA, Inc....................... 133,135   3,677,189
    Heritage Commerce Corp............................. 110,586     924,499
    Heritage Financial Corp............................ 151,606   2,352,925
    Heritage Financial Group, Inc......................  16,112     386,205
    HF Financial Corp..................................  34,791     501,338
    HFF, Inc. Class A.................................. 314,479  10,682,852
*   Hilltop Holdings, Inc.............................. 471,351   8,555,021
    Hingham Institution for Savings....................  14,511   1,276,968
*   HMN Financial, Inc.................................  37,346     457,115
    Home Bancorp, Inc..................................   4,852     106,162
#   HomeStreet, Inc....................................   3,138      55,417
*   HomeTrust Bancshares, Inc..........................   4,716      72,862
    HopFed Bancorp, Inc................................  18,198     240,396
    Horace Mann Educators Corp......................... 424,649  12,939,055
#   Horizon Bancorp....................................  36,923     826,337
    Hudson Valley Holding Corp.........................  20,209     498,556
#*  Imperial Holdings, Inc.............................   2,803      16,650
#   Independence Holding Co............................  71,308     906,325
#   Independent Bank Corp.(453836108).................. 180,443   6,826,159
    Independent Bank Corp.(453838609)..................  34,130     419,799
#   Independent Bank Group, Inc........................   7,201     224,743
    Infinity Property & Casualty Corp.................. 133,271   9,364,953

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
#   Interactive Brokers Group, Inc. Class A............ 540,769 $16,563,754
#*  InterGroup Corp. (The).............................   6,500     117,520
    Intervest Bancshares Corp. Class A.................   7,618      75,037
#*  INTL. FCStone, Inc.................................  89,303   1,721,762
#*  Investment Technology Group, Inc................... 183,463   3,806,857
#   Investors Bancorp, Inc............................. 154,269   1,698,502
    Investors Title Co.................................  21,120   1,515,149
*   Jacksonville Bancorp, Inc..........................     259       2,813
    JMP Group, Inc.....................................  82,227     627,392
#*  JW Mays, Inc.......................................   2,700     143,748
*   KCG Holdings, Inc. Class A.........................  80,049     978,999
#*  Kearny Financial Corp..............................  35,232     458,016
    Kentucky First Federal Bancorp.....................  38,012     312,459
#*  Ladenburg Thalmann Financial Services, Inc......... 100,026     381,099
    Lake Shore Bancorp, Inc............................   3,521      46,213
    Lakeland Bancorp, Inc.............................. 227,529   2,455,038
    Lakeland Financial Corp............................ 108,334   4,088,525
    Landmark Bancorp, Inc..............................  14,819     311,199
    LegacyTexas Financial Group, Inc................... 364,491   7,224,212
*   LendingTree, Inc...................................  40,001   1,647,241
    LNB Bancorp, Inc...................................  58,795   1,023,033
    Louisiana Bancorp, Inc.............................   1,237      26,422
#   Macatawa Bank Corp................................. 202,123   1,065,188
*   Magyar Bancorp, Inc................................  15,818     131,289
#   Maiden Holdings, Ltd............................... 349,104   4,363,800
    MainSource Financial Group, Inc.................... 135,270   2,597,184
*   Malvern Bancorp, Inc...............................   8,513     101,730
    Manning & Napier, Inc..............................  13,124     140,558
    Marlin Business Services Corp......................  68,365   1,097,258
#*  Maui Land & Pineapple Co., Inc.....................  49,270     310,894
    MB Financial, Inc..................................  85,760   2,436,442
*   MBT Financial Corp.................................  43,912     225,269
#   Meadowbrook Insurance Group, Inc................... 454,352   3,771,122
#   Mercantile Bank Corp...............................  49,248     935,712
#   Merchants Bancshares, Inc..........................  61,287   1,640,653
#*  Meridian Bancorp, Inc.............................. 121,075   1,405,681
    Meta Financial Group, Inc..........................  27,483     919,856
*   Metro Bancorp, Inc................................. 126,701   3,225,807
    Mid Penn Bancorp, Inc..............................   7,759     120,264
#   MidSouth Bancorp, Inc..............................  59,150     824,551
#   MidWestOne Financial Group, Inc....................  16,539     463,423
*   MSB Financial Corp.................................   2,696      28,497
    MutualFirst Financial, Inc.........................  39,230     858,745
    National Bank Holdings Corp. Class A...............  35,580     656,451
#   National Interstate Corp........................... 144,712   3,729,228
    National Penn Bancshares, Inc...................... 299,471   2,904,869
    National Security Group, Inc. (The)................  12,602     166,976
    National Western Life Insurance Co. Class A........  12,021   2,865,686
#*  Naugatuck Valley Financial Corp....................   7,309      63,369
*   Navigators Group, Inc. (The).......................  83,060   6,164,713
#   NBT Bancorp, Inc................................... 295,923   6,809,188
    Nelnet, Inc. Class A...............................  15,503     678,101
#   New Hampshire Thrift Bancshares, Inc...............  21,740     329,796

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
*   NewBridge Bancorp.................................. 165,705 $ 1,299,127
#*  NewStar Financial, Inc............................. 194,699   2,057,968
*   Nicholas Financial, Inc............................  41,301     587,713
    Northeast Bancorp..................................   4,362      39,214
    Northeast Community Bancorp, Inc...................  24,952     173,167
#   Northfield Bancorp, Inc............................ 275,927   3,973,349
    Northrim BanCorp, Inc..............................  44,423     920,889
    Northway Financial, Inc............................   1,076      21,897
    Northwest Bancshares, Inc.......................... 484,512   5,717,242
#   Norwood Financial Corp.............................  10,591     317,095
#   Ocean Shore Holding Co.............................  20,561     290,527
    OceanFirst Financial Corp.......................... 117,015   1,895,643
    OFG Bancorp........................................ 350,253   5,639,073
    Ohio Valley Banc Corp..............................  16,910     405,840
#   Old Line Bancshares, Inc...........................  22,285     321,795
    Old National Bancorp............................... 305,791   4,100,657
*   Old Second Bancorp, Inc............................ 120,505     655,547
    OneBeacon Insurance Group, Ltd. Class A............   8,465     133,832
#   Oppenheimer Holdings, Inc. Class A.................  17,944     354,394
    Oritani Financial Corp............................. 381,229   5,379,141
    Pacific Continental Corp...........................  92,747   1,172,322
*   Pacific Mercantile Bancorp.........................   8,084      55,375
*   Pacific Premier Bancorp, Inc.......................  81,665   1,213,542
#   PacWest Bancorp....................................  54,890   2,346,822
#   Park National Corp.................................  35,882   2,885,272
    Park Sterling Corp................................. 252,060   1,688,802
#*  Patriot National Bancorp, Inc......................   2,900       4,988
#   Peapack Gladstone Financial Corp................... 106,810   1,904,422
#   Penns Woods Bancorp, Inc...........................  36,061   1,601,469
*   PennyMac Financial Services, Inc. Class A..........     899      16,200
    Peoples Bancorp....................................   3,331      80,777
    Peoples Bancorp of North Carolina, Inc.............  15,956     287,687
#   Peoples Bancorp, Inc...............................  94,701   2,163,918
#*  PHH Corp........................................... 178,773   4,458,599
#*  Phoenix Cos., Inc. (The)...........................  47,405   2,940,532
*   PICO Holdings, Inc................................. 178,001   2,846,236
    Pinnacle Financial Partners, Inc................... 311,800  11,206,092
*   Piper Jaffray Cos..................................   4,037     206,089
    Preferred Bank.....................................  59,808   1,561,587
    Premier Financial Bancorp, Inc.....................  47,695     707,317
    PrivateBancorp, Inc................................  38,355   1,163,691
    Provident Financial Holdings, Inc..................  69,195   1,073,906
    Provident Financial Services, Inc.................. 142,528   2,474,286
    Prudential Bancorp, Inc............................  27,615     336,075
*   PSB Holdings, Inc..................................   1,113       8,392
    Pulaski Financial Corp.............................  85,066   1,012,285
#   Pzena Investment Management, Inc. Class A..........  56,693     460,914
    QC Holdings, Inc................................... 171,139     290,081
    QCR Holdings, Inc..................................     100       1,760
#   RCS Capital Corp. Class A..........................  42,483     400,615
#*  Regional Management Corp...........................  14,534     211,179
    Renasant Corp...................................... 180,780   4,729,205
    Republic Bancorp, Inc. Class A..................... 195,944   4,465,564

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
*   Republic First Bancorp, Inc........................  76,545 $  262,549
#   Resource America, Inc. Class A..................... 169,832  1,492,823
*   Riverview Bancorp, Inc............................. 102,676    451,774
*   Royal Bancshares of Pennsylvania, Inc. Class A.....  26,610     47,898
#   S&T Bancorp, Inc................................... 214,186  5,887,973
#*  Safeguard Scientifics, Inc......................... 177,199  3,248,058
    Safety Insurance Group, Inc........................  99,667  6,174,371
    Salisbury Bancorp, Inc.............................   7,752    211,630
#   Sandy Spring Bancorp, Inc.......................... 182,659  4,517,157
    SB Financial Group, Inc............................   2,810     27,004
#*  Seacoast Banking Corp. of Florida..................  36,403    460,862
*   Security National Financial Corp. Class A..........  24,362    144,711
*   Select Bancorp, Inc................................   9,127     65,441
    Selective Insurance Group, Inc..................... 157,685  4,071,427
*   Shore Bancshares, Inc..............................  35,120    324,860
    SI Financial Group, Inc............................  20,041    220,651
*   Siebert Financial Corp.............................  13,141     23,391
#   Sierra Bancorp.....................................  88,637  1,404,010
    Simmons First National Corp. Class A............... 138,795  5,193,709
    Simplicity Bancorp, Inc............................  21,206    373,014
    South State Corp................................... 141,224  8,432,485
*   Southcoast Financial Corp..........................   4,265     31,987
*   Southern First Bancshares, Inc.....................  30,135    527,362
#   Southern Missouri Bancorp, Inc.....................   7,832    289,784
#   Southern National Bancorp of Virginia, Inc.........   1,014     11,306
#   Southside Bancshares, Inc.......................... 161,364  4,405,237
    Southwest Bancorp, Inc............................. 132,946  2,028,756
    Southwest Georgia Financial Corp...................  12,047    167,092
    State Auto Financial Corp..........................  84,922  1,868,284
    State Bank Financial Corp..........................   1,387     25,327
    Sterling Bancorp................................... 746,917  9,844,366
    Stewart Information Services Corp.................. 176,443  6,316,659
#   Stock Yards Bancorp, Inc........................... 128,732  3,964,946
*   Stratus Properties, Inc............................  70,975    956,743
    Suffolk Bancorp.................................... 116,114  2,670,622
    Summit State Bank..................................   1,118     14,992
#*  Sun Bancorp, Inc...................................  57,146  1,045,772
    Sussex Bancorp.....................................   8,000     80,000
#*  Tejon Ranch Co..................................... 214,047  5,269,837
#   Territorial Bancorp, Inc...........................  41,856    909,949
    Timberland Bancorp, Inc............................  70,526    740,523
#   Tompkins Financial Corp............................  92,170  4,725,556
#   Towne Bank......................................... 126,772  1,839,462
    Trico Bancshares................................... 160,789  3,754,423
*   Trinity Place Holdings, Inc........................ 143,600  1,077,000
#*  TriState Capital Holdings, Inc.....................   6,581     62,256
#   TrustCo Bank Corp.................................. 737,124  4,739,707
#   Trustmark Corp.....................................   2,120     45,283
*   Unico American Corp................................ 113,843  1,349,609
    Union Bankshares Corp.............................. 260,178  5,203,560
#   Union Bankshares, Inc..............................  14,917    369,867
    United Bancshares, Inc.............................   6,297     91,306
    United Community Bancorp...........................   1,415     16,768

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Financials -- (Continued)
    United Community Banks, Inc........................ 323,295 $  5,660,895
#   United Community Financial Corp.................... 292,172    1,577,729
    United Financial Bancorp, Inc...................... 296,373    3,686,880
    United Fire Group, Inc............................. 189,221    5,286,835
    United Insurance Holdings Corp.....................   1,037       25,334
*   United Security Bancshares......................... 114,740      592,058
    Unity Bancorp, Inc.................................  36,063      330,337
#   Universal Insurance Holdings, Inc.................. 363,594    8,446,289
#   Univest Corp. of Pennsylvania...................... 102,999    1,907,541
    Virtus Investment Partners, Inc....................  24,712    3,351,689
#   VSB Bancorp, Inc...................................   2,848       33,606
*   Walker & Dunlop, Inc............................... 167,028    2,964,747
#*  Walter Investment Management Corp..................   5,902       88,943
#   Washington Trust Bancorp, Inc...................... 128,604    4,709,478
    Waterstone Financial, Inc..........................  90,386    1,146,094
    Wayne Savings Bancshares, Inc......................   3,361       44,567
#   WesBanco, Inc...................................... 245,944    7,422,590
#   West Bancorporation, Inc...........................  89,233    1,459,852
#   Westamerica Bancorporation.........................  29,106    1,184,032
*   Western Alliance Bancorp........................... 602,438   15,488,681
    Westfield Financial, Inc........................... 147,645    1,063,044
#   Westwood Holdings Group, Inc.......................  65,982    3,892,278
    Wilshire Bancorp, Inc.............................. 736,369    6,700,958
#   WisdomTree Investments, Inc........................ 109,059    1,899,808
#*  World Acceptance Corp.............................. 140,586   10,326,042
*   Wright Investors' Service Holdings, Inc............ 109,400      163,006
    WSFS Financial Corp................................  21,320    1,574,695
    WVS Financial Corp.................................  12,479      141,387
*   Yadkin Financial Corp..............................  32,100      611,826
                                                                ------------
Total Financials.......................................          832,799,799
                                                                ------------
Health Care -- (8.8%)
#   Abaxis, Inc........................................  55,647    3,421,178
#*  Accelerate Diagnostics, Inc........................  40,089      861,914
#*  Accretive Health, Inc..............................  11,937       69,831
#*  Accuray, Inc.......................................  34,927      257,412
#*  Achillion Pharmaceuticals, Inc..................... 114,813    1,704,973
#*  Acorda Therapeutics, Inc........................... 196,779    8,176,167
#*  Adcare Health Systems, Inc.........................   2,242        8,968
*   Addus HomeCare Corp................................  25,549      566,677
#*  Affymetrix, Inc.................................... 623,781    6,886,542
#*  Albany Molecular Research, Inc..................... 370,880    6,056,470
#*  Alliance HealthCare Services, Inc..................  89,483    2,016,947
#*  Allied Healthcare Products, Inc....................  22,068       34,426
*   Almost Family, Inc.................................  47,805    1,451,360
#*  Alphatec Holdings, Inc............................. 240,411      307,726
#*  AMAG Pharmaceuticals, Inc.......................... 130,184    5,752,831
#*  Amedisys, Inc...................................... 219,624    6,189,004
#*  American Shared Hospital Services..................  35,563       89,263
*   Amicus Therapeutics, Inc...........................   1,613       12,404
*   AMN Healthcare Services, Inc....................... 420,413    7,912,173
*   Amsurg Corp........................................  68,119    3,758,806
#*  Anacor Pharmaceuticals, Inc........................   3,722      139,947

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
#   Analogic Corp...................................... 132,317 $10,787,805
#*  AngioDynamics, Inc................................. 250,806   4,826,761
*   ANI Pharmaceuticals, Inc...........................   2,387     133,600
*   Anika Therapeutics, Inc............................ 165,403   6,480,490
#*  Antares Pharma, Inc................................   4,807      11,248
*   Arqule, Inc........................................  61,282      71,087
*   Arrhythmia Research Technology, Inc................  16,626     127,854
#   Atrion Corp........................................  19,861   6,653,435
#*  Bio-Reference Laboratories, Inc.................... 189,729   6,361,613
#*  Bioanalytical Systems, Inc.........................   7,157      14,887
#*  Biodel, Inc........................................  39,257      59,082
#*  BioDelivery Sciences International, Inc............  20,364     266,768
#*  Biolase, Inc.......................................   2,035       5,169
#*  BioScrip, Inc...................................... 702,272   4,038,064
*   Biospecifics Technologies Corp.....................  32,110   1,263,207
*   Biota Pharmaceuticals, Inc.........................  76,328     183,187
#*  BioTelemetry, Inc.................................. 123,624   1,221,405
#*  Bovie Medical Corp................................. 148,599     520,097
*   Cambrex Corp....................................... 326,131   7,315,118
    Cantel Medical Corp................................ 297,616  12,074,281
*   Capital Senior Living Corp......................... 276,798   6,607,168
#*  CASI Pharmaceuticals, Inc..........................   1,607       2,700
#*  Catalyst Pharmaceutical Partners, Inc..............  25,086      91,564
#*  Celsion Corp.......................................  18,314      40,474
#*  ChemoCentryx, Inc..................................   3,800      31,236
#*  Columbia Laboratories, Inc.........................   3,466      19,236
#   Computer Programs & Systems, Inc................... 101,935   5,021,318
#   CONMED Corp........................................ 251,543  11,983,509
#*  Corcept Therapeutics, Inc.......................... 199,501     580,548
*   Corvel Corp........................................ 268,208   8,834,772
*   Cross Country Healthcare, Inc...................... 261,585   2,676,015
    CryoLife, Inc...................................... 255,618   2,878,259
#*  Cumberland Pharmaceuticals, Inc.................... 169,380     984,098
*   Cutera, Inc........................................ 113,290   1,506,757
#*  Cyberonics, Inc.................................... 164,849   9,160,659
#*  Cynosure, Inc. Class A............................. 242,429   7,326,204
#*  Cytokinetics, Inc..................................  35,396     250,958
#*  CytRx Corp.........................................   7,450      19,147
    Daxor Corp.........................................  35,202     219,308
#*  Depomed, Inc....................................... 195,685   3,575,165
*   Derma Sciences, Inc................................     800       6,880
    Digirad Corp....................................... 104,281     432,766
#*  Discovery Laboratories, Inc........................  16,454      22,871
#*  Durect Corp........................................ 108,261     101,765
#*  Dynavax Technologies Corp..........................   1,767      30,216
#*  Emergent Biosolutions, Inc......................... 295,566   8,284,715
*   Endo International P.L.C...........................  42,016   3,344,908
    Ensign Group, Inc. (The)........................... 176,746   7,334,959
#*  EnteroMedics, Inc..................................     633         734
#*  Enzo Biochem, Inc.................................. 274,131     863,513
*   EPIRUS Biopharmaceuticals, Inc.....................     686       3,396
*   ERBA Diagnostics, Inc..............................     119         425
#*  Exact Sciences Corp................................ 145,811   3,967,517

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
*   Exactech, Inc...................................... 101,444 $ 2,109,021
#*  ExamWorks Group, Inc............................... 140,779   5,203,192
*   Fibrocell Science, Inc.............................   3,400      14,076
*   Five Star Quality Care, Inc........................ 245,973     855,986
*   Genesis Healthcare, Inc............................ 128,935   1,070,161
*   Gentiva Health Services, Inc....................... 182,639   3,546,849
*   Greatbatch, Inc.................................... 254,266  12,347,157
#*  Hanger, Inc........................................ 279,931   6,040,911
*   Harvard Apparatus Regenerative Technology, Inc.....  78,007     253,523
*   Harvard Bioscience, Inc............................ 302,552   1,576,296
*   HealthStream, Inc.................................. 130,831   3,697,284
#*  Healthways, Inc.................................... 296,105   6,105,685
*   Hooper Holmes, Inc................................. 524,907     251,955
*   iCAD, Inc..........................................   7,500      59,625
*   ICU Medical, Inc................................... 154,291  12,895,642
#*  Idera Pharmaceuticals, Inc......................... 288,928   1,305,955
#*  IGI Laboratories, Inc..............................  30,339     302,176
*   Infinity Pharmaceuticals, Inc......................  77,087   1,190,223
#*  Insys Therapeutics, Inc............................  36,855   1,760,932
*   Integra LifeSciences Holdings Corp.................  71,579   3,988,382
    Invacare Corp...................................... 272,428   3,991,070
#*  IPC Healthcare, Inc................................ 131,074   5,290,147
#*  Iridex Corp........................................  28,807     260,703
    Kewaunee Scientific Corp...........................  25,060     449,576
    Kindred Healthcare, Inc............................ 493,616   9,112,151
#*  La Jolla Pharmaceutical Co.........................   1,070      23,369
#   Landauer, Inc......................................  72,666   2,032,468
#*  Lannett Co., Inc................................... 122,713   5,820,278
    LeMaitre Vascular, Inc............................. 170,177   1,346,100
#*  LHC Group, Inc..................................... 120,760   3,588,987
#*  Ligand Pharmaceuticals, Inc. Class B............... 115,712   6,586,327
#*  Luminex Corp.......................................  81,605   1,440,328
#*  Magellan Health, Inc...............................   2,509     150,841
*   Masimo Corp........................................ 166,071   4,238,132
#*  Mast Therapeutics, Inc.............................  72,438      31,655
*   MedAssets, Inc..................................... 588,234  10,888,211
o*  MedCath Corp.......................................  92,602          --
*   Medicines Co. (The)................................  12,957     371,477
#*  MediciNova, Inc....................................  75,542     285,549
*   Merge Healthcare, Inc..............................  62,551     231,439
#   Meridian Bioscience, Inc........................... 174,079   3,011,567
*   Merit Medical Systems, Inc......................... 439,144   6,732,078
*   MGC Diagnostics Corp...............................   1,294       9,278
#*  MiMedx Group, Inc..................................   1,480      12,069
*   Misonix, Inc.......................................  62,750     838,968
#*  Momenta Pharmaceuticals, Inc....................... 327,726   3,529,609
#   National Healthcare Corp........................... 104,123   6,556,625
#   National Research Corp. Class A.................... 201,717   2,793,780
#   National Research Corp. Class B....................  33,719   1,164,991
*   Natus Medical, Inc................................. 338,929  12,743,730
*   Neogen Corp........................................  53,290   2,456,669
#*  Northwest Biotherapeutics, Inc.....................   4,397      27,877
*   NuVasive, Inc...................................... 346,328  16,041,913

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Health Care -- (Continued)
*   Omnicell, Inc......................................   318,991 $10,153,484
#*  OncoGenex Pharmaceuticals, Inc.....................    16,093      32,347
#*  OraSure Technologies, Inc..........................    97,370     894,830
*   Orthofix International NV..........................   124,396   3,794,078
#*  Pacific Biosciences of California, Inc.............    42,670     343,067
*   Pain Therapeutics, Inc.............................   175,493     345,721
    Paratek Pharmaceuticals, Inc.......................     7,364     181,891
#*  PDI, Inc...........................................   162,636     253,712
#   PDL BioPharma, Inc................................. 1,010,688   7,367,916
#*  Pernix Therapeutics Holdings, Inc..................    46,710     388,160
*   PharMerica Corp....................................   274,658   6,319,881
#*  PhotoMedex, Inc....................................    27,458      51,621
#*  Pozen, Inc.........................................   160,262   1,107,410
*   Prestige Brands Holdings, Inc......................   340,551  11,667,277
#*  Progenics Pharmaceuticals, Inc.....................   162,555     972,079
*   ProPhase Labs, Inc.................................    56,585      89,970
*   Providence Service Corp. (The).....................   151,159   5,895,201
#*  pSivida Corp.......................................     9,009      34,865
    Psychemedics Corp..................................     1,558      23,308
#   Quality Systems, Inc...............................   212,596   3,463,189
#*  Quidel Corp........................................   170,304   4,008,956
#*  RadNet, Inc........................................   164,837   1,300,564
#*  Receptos, Inc......................................    17,462   1,923,789
#*  Repligen Corp......................................   376,756   9,151,403
#*  Repros Therapeutics, Inc...........................    10,473      90,068
#*  Retractable Technologies, Inc......................     4,372      18,406
#*  Rigel Pharmaceuticals, Inc.........................   262,956     544,319
#*  RTI Surgical, Inc..................................   400,369   1,785,646
#*  RXi Pharmaceuticals Corp...........................        10          11
#*  Sagent Pharmaceuticals, Inc........................    50,898   1,306,552
*   Sciclone Pharmaceuticals, Inc......................   546,811   4,035,465
    Select Medical Holdings Corp.......................    17,763     240,156
    Simulations Plus, Inc..............................   123,672     786,554
    Span-America Medical Systems, Inc..................    32,884     565,605
#*  Special Diversified Opportunities, Inc.............     4,062       4,834
#*  Spectrum Pharmaceuticals, Inc......................   458,220   3,207,540
#*  Staar Surgical Co..................................     8,204      49,224
*   StemCells, Inc.....................................    11,628      13,256
#*  Stereotaxis, Inc...................................    10,471      17,382
#*  Sucampo Pharmaceuticals, Inc. Class A..............   137,095   2,064,651
#*  SurModics, Inc.....................................   150,040   3,438,917
*   Symmetry Surgical, Inc.............................    72,365     521,028
#*  Targacept, Inc.....................................    65,625     164,719
*   TG Therapeutics, Inc...............................     2,458      35,002
*   Tonix Pharmaceuticals Holding Corp.................     3,000      18,090
*   Tornier NV.........................................   125,623   3,036,308
#*  Triple-S Management Corp. Class B..................   130,117   3,133,217
*   Universal American Corp............................   549,166   4,958,969
*   Uroplasty, Inc.....................................    12,179      14,980
    US Physical Therapy, Inc...........................   113,172   4,389,942
#   Utah Medical Products, Inc.........................    48,415   2,744,646
#*  Vascular Solutions, Inc............................   160,231   4,367,897
*   Verastem, Inc......................................     3,107      22,681

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Health Care -- (Continued)
*   Vical, Inc.........................................   9,524 $      9,905
*   Vocera Communications, Inc.........................   2,800       25,088
#*  Volcano Corp.......................................  38,355      689,239
#*  Wright Medical Group, Inc.......................... 317,305    7,745,415
#*  XenoPort, Inc......................................   4,355       36,277
                                                                ------------
Total Health Care......................................          500,773,638
                                                                ------------
Industrials -- (15.9%)
#   AAON, Inc.......................................... 619,422   13,509,594
    AAR Corp........................................... 299,926    8,595,879
    ABM Industries, Inc................................  59,600    1,720,652
#   Acacia Research Corp...............................  44,214      553,559
*   ACCO Brands Corp................................... 474,714    3,759,735
*   Accuride Corp......................................  80,645      354,838
    Aceto Corp......................................... 295,256    5,727,966
    Acme United Corp...................................  30,407      577,733
*   Active Power, Inc..................................  65,376      118,331
    Actuant Corp. Class A..............................   4,876      112,684
#*  Adept Technology, Inc.............................. 106,218      987,827
#*  Aegion Corp........................................ 327,219    5,012,995
#*  AeroCentury Corp...................................   9,017       73,038
#*  Aerovironment, Inc................................. 255,667    6,542,519
*   Air Transport Services Group, Inc.................. 352,487    2,936,217
#   Aircastle, Ltd..................................... 224,541    4,504,292
    Alamo Group, Inc...................................  89,517    4,032,741
    Albany International Corp. Class A................. 242,383    8,272,532
    Allied Motion Technologies, Inc....................  39,960      895,903
#   Altra Industrial Motion Corp....................... 258,183    6,596,576
#*  Ameresco, Inc. Class A............................. 104,747      610,675
#   American Railcar Industries, Inc................... 178,444    8,957,889
#   American Science & Engineering, Inc................  66,597    3,090,101
#*  American Superconductor Corp.......................  58,302       40,811
*   American Woodmark Corp............................. 143,798    5,914,412
#*  AMREP Corp.........................................  66,450      252,510
    Apogee Enterprises, Inc............................ 326,251   14,113,618
*   ARC Document Solutions, Inc........................ 283,210    2,597,036
#   ArcBest Corp....................................... 195,777    7,294,651
    Argan, Inc.........................................  79,438    2,415,710
#*  Arotech Corp....................................... 120,037      273,684
*   Art's-Way Manufacturing Co., Inc...................     200          966
    Astec Industries, Inc.............................. 179,204    6,372,494
*   Astronics Corp..................................... 131,349    7,314,826
#*  Astronics Corp. Class B............................  53,474    2,994,544
#*  Atlas Air Worldwide Holdings, Inc..................  77,753    3,514,436
*   Avalon Holdings Corp. Class A......................  20,575       62,342
    AZZ, Inc........................................... 253,010   10,674,492
#   Baltic Trading, Ltd................................ 142,473      230,806
#   Barrett Business Services, Inc.....................  79,005    2,421,503
*   Beacon Roofing Supply, Inc.........................  40,172      951,675
*   Blount International, Inc.......................... 532,321    8,250,976
#*  BlueLinx Holdings, Inc............................. 184,488      191,868
    Brady Corp. Class A................................  49,948    1,307,139
*   Breeze-Eastern Corp................................  98,241      987,322

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
#   Briggs & Stratton Corp............................. 411,081 $ 7,568,001
#   Brink's Co. (The)..................................  83,662   1,874,865
*   Broadwind Energy, Inc..............................     890       4,343
#*  Builders FirstSource, Inc.......................... 130,057     769,937
#*  CAI International, Inc............................. 137,173   2,876,518
#*  Casella Waste Systems, Inc. Class A................ 102,612     390,952
#*  CBIZ, Inc.......................................... 611,931   5,066,789
    CDI Corp........................................... 106,490   1,809,265
    Ceco Environmental Corp............................ 152,548   2,092,959
    Celadon Group, Inc................................. 220,534   5,255,325
#*  Cenveo, Inc........................................  30,639      60,359
#   Chicago Rivet & Machine Co.........................  17,700     540,204
    CIRCOR International, Inc.......................... 148,699   7,344,244
    Columbus McKinnon Corp............................. 170,208   4,263,710
    Comfort Systems USA, Inc........................... 322,502   5,369,658
*   Command Security Corp..............................  17,842      39,431
*   Commercial Vehicle Group, Inc...................... 143,142     791,575
    Compx International, Inc...........................  18,270     197,133
    Conrad Industries, Inc.............................  18,700     570,537
    Courier Corp....................................... 119,739   2,810,274
*   Covenant Transportation Group, Inc. Class A........ 100,380   2,840,754
#*  CPI Aerostructures, Inc............................  48,356     568,183
*   CRA International, Inc............................. 101,190   2,988,141
#*  CTPartners Executive Search, Inc...................  11,440      62,691
    Cubic Corp.........................................  24,016   1,255,797
    Douglas Dynamics, Inc.............................. 197,455   3,986,616
*   Ducommun, Inc......................................  96,423   2,504,105
*   DXP Enterprises, Inc............................... 105,583   4,331,015
*   Dycom Industries, Inc.............................. 305,147   9,401,579
#   Dynamic Materials Corp.............................  80,527   1,140,262
    Eastern Co. (The)..................................  55,897   1,057,571
#*  Echo Global Logistics, Inc......................... 131,275   3,465,660
    Ecology and Environment, Inc. Class A..............  19,292     189,062
    Encore Wire Corp................................... 208,881   6,398,025
#*  Energy Recovery, Inc............................... 244,812     807,880
*   Engility Holdings, Inc.............................  69,833   2,786,337
    Ennis, Inc......................................... 218,769   2,918,378
*   EnPro Industries, Inc.............................. 224,181  13,300,659
*   Environmental Tectonics Corp.......................  60,400     102,680
    EnviroStar, Inc....................................  33,694      80,192
    ESCO Technologies, Inc............................. 167,999   6,051,324
    Espey Manufacturing & Electronics Corp.............  35,187     943,363
    Exponent, Inc...................................... 136,989  10,978,298
    Federal Signal Corp................................ 582,494   8,894,683
    Forward Air Corp................................... 269,062  12,080,884
*   Franklin Covey Co.................................. 167,391   3,024,755
    FreightCar America, Inc............................  94,792   2,212,445
#*  FTI Consulting, Inc................................  18,982     771,998
#*  Fuel Tech, Inc..................................... 136,361     440,446
*   Furmanite Corp..................................... 363,588   2,665,100
    G&K Services, Inc. Class A......................... 174,814  12,254,461
*   Gencor Industries, Inc.............................  15,936     145,814
#*  GenCorp, Inc....................................... 240,744   4,044,499

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
#   General Cable Corp.................................  79,221 $   906,288
*   Gibraltar Industries, Inc.......................... 274,665   4,158,428
    Global Brass & Copper Holdings, Inc................  14,122     185,422
#   Global Power Equipment Group, Inc..................  42,600     525,258
#*  Goldfield Corp. (The)..............................  44,025      99,937
#   Gorman-Rupp Co. (The).............................. 245,609   7,002,313
*   GP Strategies Corp................................. 159,936   5,338,664
#*  GrafTech International, Ltd........................ 314,334   1,141,032
    Graham Corp........................................  70,167   1,451,755
#   Granite Construction, Inc.......................... 203,117   6,922,227
#*  Great Lakes Dredge & Dock Corp..................... 455,848   3,541,939
#   Greenbrier Cos., Inc. (The)........................ 226,534  11,763,911
#   Griffon Corp....................................... 413,453   6,073,625
    H&E Equipment Services, Inc........................ 355,622   6,237,610
    Hardinge, Inc......................................  96,286   1,098,623
    Harsco Corp........................................  12,387     182,832
#*  Hawaiian Holdings, Inc............................. 472,976   9,194,653
#*  HC2 Holdings, Inc..................................  87,300     651,258
    Heidrick & Struggles International, Inc............ 155,954   3,455,941
#*  Heritage-Crystal Clean, Inc........................  18,365     234,154
*   Hill International, Inc............................ 318,662   1,217,289
    Houston Wire & Cable Co............................ 192,138   2,126,968
*   Hub Group, Inc. Class A............................  54,807   1,830,554
*   Hudson Global, Inc................................. 216,487     530,393
*   Hudson Technologies, Inc...........................  20,484      69,031
    Hurco Cos., Inc....................................  55,714   1,954,447
*   Huron Consulting Group, Inc........................ 174,411  13,119,195
*   Huttig Building Products, Inc...................... 161,870     517,984
    Hyster-Yale Materials Handling, Inc................  79,332   4,970,150
*   ICF International, Inc............................. 119,167   4,452,079
#*  InnerWorkings, Inc................................. 165,757     850,333
#*  Innovative Solutions & Support, Inc................ 139,210     548,487
#   Insperity, Inc..................................... 222,433   9,328,840
    Insteel Industries, Inc............................ 107,367   2,192,434
*   Integrated Electrical Services, Inc................ 143,537   1,049,256
*   Intelligent Systems Corp...........................   4,600       9,430
    Interface, Inc..................................... 602,165   9,460,012
#   International Shipholding Corp.....................  58,108     973,890
#   Intersections, Inc................................. 151,724     518,896
    John Bean Technologies Corp........................ 251,873   7,604,046
*   JPS Industries, Inc................................  24,500     234,955
    Kadant, Inc........................................  97,610   3,879,021
#   Kaman Corp......................................... 240,622   9,148,448
    Kelly Services, Inc. Class A....................... 272,727   4,609,086
    Kelly Services, Inc. Class B.......................     635      10,817
*   Key Technology, Inc................................  49,705     636,224
#*  KEYW Holding Corp. (The)...........................   1,585      14,091
    Kforce, Inc........................................ 393,634   9,211,036
    Kimball International, Inc. Class B................ 236,024   2,046,328
#   Knight Transportation, Inc.........................   7,396     210,712
    Knoll, Inc......................................... 429,947   8,809,614
*   Korn/Ferry International........................... 448,229  12,774,527
#*  Kratos Defense & Security Solutions, Inc........... 325,796   1,583,369

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Industrials -- (Continued)
*   Lawson Products, Inc...............................    82,104 $ 2,019,758
#*  Layne Christensen Co...............................   144,893   1,172,184
    LB Foster Co. Class A..............................   101,558   4,814,865
#   Lindsay Corp.......................................   111,366   9,624,250
#*  LMI Aerospace, Inc.................................    99,867   1,418,111
    LS Starrett Co. (The) Class A......................    51,344   1,107,490
    LSI Industries, Inc................................   200,252   1,469,850
*   Luna Innovations, Inc..............................    17,526      29,444
*   Lydall, Inc........................................   141,870   3,908,519
*   Magnetek, Inc......................................    29,811   1,178,131
#*  Manitex International, Inc.........................     6,450      70,563
#   Marten Transport, Ltd..............................   305,610   6,249,725
#*  Mastech Holdings, Inc..............................    14,852     154,609
    Matson, Inc........................................   213,058   7,403,766
    Matthews International Corp. Class A...............   163,971   7,596,776
#   McGrath RentCorp...................................   228,875   6,953,223
*   Meritor, Inc....................................... 1,047,236  13,404,621
*   Mfri, Inc..........................................    57,134     318,808
#   Miller Industries, Inc.............................    80,410   1,624,282
*   Mistras Group, Inc.................................   128,706   2,586,991
    Mueller Water Products, Inc. Class A............... 1,550,388  15,860,469
#   Multi-Color Corp...................................   113,922   6,632,539
*   MYR Group, Inc.....................................   172,128   4,308,364
#   National Presto Industries, Inc....................    40,703   2,564,289
*   Navigant Consulting, Inc...........................   302,432   4,364,094
*   NCI Building Systems, Inc..........................    46,789     721,954
    NL Industries, Inc.................................   236,934   1,660,907
    NN, Inc............................................   162,727   3,750,857
#*  Nortek, Inc........................................     6,954     530,799
#*  Northwest Pipe Co..................................    87,332   2,089,855
#*  Odyssey Marine Exploration, Inc....................   428,042     423,762
#   Omega Flex, Inc....................................   100,238   3,144,466
*   On Assignment, Inc.................................    17,379     610,524
*   Orbit International Corp...........................     2,185       6,992
*   Orbital Sciences Corp..............................   297,645   8,360,848
#*  Orion Energy Systems, Inc..........................    43,964     199,157
#*  Orion Marine Group, Inc............................   104,146     950,853
*   PAM Transportation Services, Inc...................    85,598   4,956,124
#   Park-Ohio Holdings Corp............................    99,892   5,337,230
*   Patrick Industries, Inc............................    85,730   3,686,390
*   Paul Mueller Co....................................    10,813     510,914
*   Pendrell Corp......................................   126,908     164,980
#*  Performant Financial Corp..........................   280,600   1,391,776
*   PGT, Inc...........................................   306,133   2,629,683
#*  Plug Power, Inc....................................       881       2,352
#*  Ply Gem Holdings, Inc..............................    36,264     456,926
#*  PMFG, Inc..........................................    96,678     465,021
#   Powell Industries, Inc.............................   110,830   4,323,478
#*  Power Solutions International, Inc.................       900      39,798
#*  PowerSecure International, Inc.....................   234,183   2,201,320
#   Preformed Line Products Co.........................    51,141   2,445,051
    Primoris Services Corp.............................   355,053   6,667,895
    Providence and Worcester Railroad Co...............    18,747     345,882

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    Quad/Graphics, Inc.................................  33,084 $   663,003
*   Quality Distribution, Inc.......................... 184,755   1,540,857
    Quanex Building Products Corp...................... 314,643   5,924,728
#*  Radiant Logistics, Inc.............................     800       3,848
#   Raven Industries, Inc.............................. 395,001   8,468,821
    RBC Bearings, Inc.................................. 157,388   9,134,800
    RCM Technologies, Inc.............................. 111,638     660,897
*   Republic Airways Holdings, Inc..................... 319,054   4,390,183
    Resources Connection, Inc.......................... 277,501   4,634,267
*   Roadrunner Transportation Systems, Inc............. 202,519   4,115,186
*   RPX Corp........................................... 254,920   3,148,262
#*  Rush Enterprises, Inc. Class A..................... 242,146   6,780,088
*   Rush Enterprises, Inc. Class B..................... 114,868   3,118,666
*   Saia, Inc.......................................... 261,516  11,012,439
*   Servotronics, Inc..................................  24,804     158,746
    SIFCO Industries, Inc..............................  45,608   1,322,176
    Simpson Manufacturing Co., Inc.....................   1,078      35,186
    SkyWest, Inc....................................... 356,441   4,473,335
*   SL Industries, Inc.................................  54,167   2,315,639
    SmartPros, Ltd.....................................  38,973      58,070
#*  SP Plus Corp....................................... 168,274   3,755,876
*   Sparton Corp.......................................  51,406   1,207,013
#*  Standard Register Co. (The)........................  46,975      73,751
    Standex International Corp......................... 109,468   7,672,612
#*  Sterling Construction Co., Inc..................... 115,702     401,486
#   Sun Hydraulics Corp................................ 229,943   8,333,134
    Supreme Industries, Inc. Class A................... 106,580     821,732
#   TAL International Group, Inc.......................  37,824   1,537,546
#*  Taser International, Inc........................... 577,211  15,590,469
*   Team, Inc.......................................... 171,486   6,540,476
*   Tecumseh Products Co............................... 129,417     458,136
*   Tel-Instrument Electronics Corp....................  18,440      94,228
    Tennant Co......................................... 167,046  10,893,070
    Tetra Tech, Inc....................................   6,074     139,884
*   Thermon Group Holdings, Inc........................ 103,810   2,122,915
#   Titan International, Inc........................... 412,777   3,690,226
#*  Titan Machinery, Inc............................... 153,783   2,172,954
#*  Transcat, Inc......................................  42,500     387,175
*   TRC Cos., Inc...................................... 200,030   1,382,207
#*  Trex Co., Inc...................................... 208,473   8,866,357
*   Trimas Corp........................................ 241,551   6,519,462
*   TrueBlue, Inc...................................... 420,986   9,286,951
*   Tutor Perini Corp.................................. 249,999   5,427,478
#   Twin Disc, Inc.....................................  90,352   1,454,667
*   Ultralife Corp..................................... 106,484     356,721
#*  Ultrapetrol Bahamas, Ltd...........................   6,299      10,141
#   United Stationers, Inc.............................     262      10,561
    Universal Forest Products, Inc..................... 157,209   7,869,883
    Universal Truckload Services, Inc..................  78,668   1,853,418
#   US Ecology, Inc.................................... 201,878   8,369,862
#*  USA Truck, Inc.....................................  67,735   1,883,033
#*  UTi Worldwide, Inc................................. 140,007   1,661,883
#*  Veritiv Corp.......................................   2,175     110,642

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Industrials -- (Continued)
*   Versar, Inc........................................  44,956 $    137,116
    Viad Corp.......................................... 165,832    4,474,147
#*  Vicor Corp......................................... 259,789    2,797,928
*   Virco Manufacturing Corp........................... 133,476      320,342
*   Volt Information Sciences, Inc..................... 188,964    2,369,609
#   VSE Corp...........................................  33,676    2,437,132
#*  Wabash National Corp............................... 700,729    8,738,091
#*  Wesco Aircraft Holdings, Inc.......................  14,542      189,628
#*  Willdan Group, Inc.................................  20,978      293,482
*   Willis Lease Finance Corp..........................  76,317    1,576,709
#*  Xerium Technologies, Inc...........................   7,503      115,471
#*  XPO Logistics, Inc.................................  99,440    3,658,398
*   YRC Worldwide, Inc.................................  23,749      376,659
                                                                ------------
Total Industrials......................................          912,081,018
                                                                ------------
Information Technology -- (15.6%)
#*  Acorn Energy, Inc..................................  12,138        6,312
*   Actua Corp......................................... 367,048    5,909,473
*   Acxiom Corp........................................  16,122      293,420
*   ADDvantage Technologies Group, Inc.................  84,703      196,511
#   ADTRAN, Inc........................................ 261,262    5,776,503
*   Advanced Energy Industries, Inc.................... 453,402   10,881,648
#   Advent Software, Inc...............................   9,280      388,368
*   Aehr Test Systems..................................  42,505      113,063
#*  Agilysys, Inc...................................... 199,767    2,073,581
#   Alliance Fiber Optic Products, Inc.................  23,083      334,242
#*  Alpha & Omega Semiconductor, Ltd...................  78,731      690,471
    American Software, Inc. Class A.................... 224,049    1,857,366
*   Amkor Technology, Inc.............................. 412,500    2,619,375
*   Amtech Systems, Inc................................  74,283      606,892
#*  ANADIGICS, Inc..................................... 384,736      415,515
    Astro-Med, Inc.....................................  58,981      863,187
#*  Audience, Inc......................................  18,045       72,902
*   Autobytel, Inc.....................................  78,058      761,066
*   AVG Technologies NV................................ 235,288    4,653,997
#*  Aviat Networks, Inc................................ 325,838      417,073
#*  Avid Technology, Inc............................... 199,073    2,579,986
    Aware, Inc......................................... 143,064      698,152
#*  Axcelis Technologies, Inc.......................... 840,680    2,017,632
*   AXT, Inc........................................... 285,511      793,721
#   Badger Meter, Inc.................................. 151,777    9,085,371
#*  Bazaarvoice, Inc...................................  24,967      207,476
#   Bel Fuse, Inc. Class A.............................  33,988      703,552
    Bel Fuse, Inc. Class B.............................  91,949    2,162,640
*   Benchmark Electronics, Inc.........................  15,515      375,928
    Black Box Corp..................................... 143,003    3,004,493
#*  Blackhawk Network Holdings, Inc....................   2,419       80,698
*   Blackhawk Network Holdings, Inc. Class B...........  35,898    1,188,583
*   Blonder Tongue Laboratories........................  55,651       92,937
#*  Blucora, Inc....................................... 401,099    5,422,858
o*  Bogen Corp.........................................  33,103           --
#*  Bottomline Technologies de, Inc.................... 239,784    5,939,450
#*  BroadVision, Inc...................................  16,737      100,924

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
    Brooks Automation, Inc............................. 511,273 $ 6,600,534
*   Bsquare Corp.......................................  86,633     383,784
*   BTU International, Inc.............................  74,894     196,971
*   Cabot Microelectronics Corp........................ 243,260  12,019,477
#*  CalAmp Corp........................................ 291,417   5,219,278
*   Calix, Inc......................................... 347,254   3,333,638
#*  Cardtronics, Inc...................................  18,270     614,055
*   Cartesian, Inc.....................................  24,412     101,310
*   Cascade Microtech, Inc............................. 108,205   1,456,439
#   Cass Information Systems, Inc......................  57,911   2,537,660
#*  Ceva, Inc.......................................... 152,826   2,798,244
*   Checkpoint Systems, Inc............................ 226,088   2,930,100
*   ChyronHego Corp....................................     315         880
#*  Ciber, Inc......................................... 432,789   1,397,908
#*  Cirrus Logic, Inc.................................. 456,859  12,106,763
#*  Clearfield, Inc.................................... 101,538   1,196,118
*   Coherent, Inc......................................  21,199   1,311,794
    Cohu, Inc.......................................... 167,902   1,902,330
o*  Commerce One, LLC..................................   4,800          --
    Communications Systems, Inc........................  79,847     818,432
    Computer Task Group, Inc........................... 174,468   1,411,446
*   comScore, Inc......................................  26,879   1,117,091
    Comtech Telecommunications Corp.................... 143,804   4,751,284
*   Comverse, Inc......................................  54,705     942,567
    Concurrent Computer Corp...........................  34,201     215,466
#*  Constant Contact, Inc.............................. 200,637   7,588,091
#*  Cray, Inc.......................................... 306,018   9,942,525
#*  Crexendo, Inc......................................  95,326     136,316
#   CSG Systems International, Inc..................... 316,817   7,768,353
    CSP, Inc...........................................  49,891     353,228
    CTS Corp........................................... 264,615   4,233,840
#*  CVD Equipment Corp.................................  31,867     447,413
*   CyberOptics Corp...................................  56,931     621,117
    Daktronics, Inc.................................... 305,312   3,779,763
*   Data I/O Corp......................................  77,000     242,550
#*  Datalink Corp...................................... 132,389   1,503,939
#*  Dataram Corp.......................................      43         104
#*  Datawatch Corp.....................................  18,488     108,525
#*  Demand Media, Inc..................................  51,617     209,049
*   Dice Holdings, Inc................................. 556,222   4,599,956
*   Digi International, Inc............................ 232,968   2,224,844
#   Digimarc Corp......................................  39,275   1,061,211
#*  Digital River, Inc................................. 101,216   2,584,044
*   Diodes, Inc........................................ 228,617   6,042,347
*   Dot Hill Systems Corp.............................. 562,345   2,344,979
*   DSP Group, Inc..................................... 237,764   2,613,026
*   DTS, Inc........................................... 179,751   4,982,698
    EarthLink Holdings Corp............................ 764,050   3,224,291
*   Eastman Kodak Co...................................     400       7,204
#   Ebix, Inc.......................................... 244,088   5,577,411
#*  Echelon Corp....................................... 175,402     245,563
*   Edgewater Technology, Inc..........................  87,868     619,469
    Electro Rent Corp.................................. 236,631   3,050,174

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
#   Electro Scientific Industries, Inc................. 127,020 $   796,415
*   Electro-Sensors, Inc...............................   3,450      14,111
*   Electronics for Imaging, Inc....................... 283,561  10,959,633
#*  Ellie Mae, Inc.....................................  97,229   4,301,411
#*  eMagin Corp........................................  52,807     155,781
#*  Emcore Corp........................................ 175,541     907,547
*   Emulex Corp........................................ 513,860   3,216,764
#*  EnerNOC, Inc....................................... 260,532   4,486,361
*   Entegris, Inc...................................... 764,909   9,943,817
#*  Entropic Communications, Inc....................... 554,265   1,435,546
*   Envestnet, Inc..................................... 111,363   5,731,854
#*  Envivio, Inc.......................................  10,076      14,106
    EPIQ Systems, Inc.................................. 284,090   4,957,370
*   ePlus, Inc.........................................  55,006   3,709,605
*   Euronet Worldwide, Inc.............................   9,310     422,581
    Evolving Systems, Inc..............................  35,800     320,410
#*  Exar Corp.......................................... 427,485   3,855,915
*   ExlService Holdings, Inc........................... 269,676   7,923,081
#*  Extreme Networks, Inc.............................. 666,754   1,960,257
*   Fabrinet........................................... 186,043   3,038,082
*   FalconStor Software, Inc........................... 272,701     376,327
*   FARO Technologies, Inc............................. 159,433   8,824,617
*   FormFactor, Inc.................................... 241,867   1,826,096
    Forrester Research, Inc............................ 254,057   9,588,111
*   Frequency Electronics, Inc.........................  74,860     853,778
#*  Giga-tronics, Inc..................................  27,752      52,729
*   GigOptix, Inc......................................  17,808      20,479
*   Global Cash Access Holdings, Inc................... 652,189   4,310,969
    Globalscape, Inc...................................  10,430      24,198
*   GSE Systems, Inc................................... 127,249     211,233
*   GSI Group, Inc..................................... 101,419   1,340,759
*   GSI Technology, Inc................................  78,753     398,490
*   GTT Communications, Inc............................  51,304     590,509
#*  Guidance Software, Inc.............................   9,913      65,029
    Hackett Group, Inc. (The).......................... 378,735   2,870,811
*   Harmonic, Inc...................................... 913,069   6,984,978
#   Heartland Payment Systems, Inc..................... 335,384  16,692,062
#*  Higher One Holdings, Inc........................... 226,945     751,188
#*  Hutchinson Technology, Inc......................... 240,837     840,521
*   ID Systems, Inc....................................  55,135     363,340
*   Identiv, Inc.......................................  19,515     246,084
*   IEC Electronics Corp...............................  39,059     174,984
*   iGATE Corp......................................... 129,948   4,600,159
*   II-VI, Inc.........................................  90,334   1,552,841
#*  Imation Corp....................................... 190,372     715,799
#*  Immersion Corp.....................................  70,349     661,984
#*  Infinera Corp...................................... 832,336  13,417,256
*   Innodata, Inc...................................... 217,125     620,978
#*  Inphi Corp.........................................  88,825   1,740,970
*   Insight Enterprises, Inc........................... 383,454   9,076,356
*   Integrated Device Technology, Inc.................. 922,937  16,880,518
    Integrated Silicon Solution, Inc................... 225,781   3,630,558
#*  Intellicheck Mobilisa, Inc.........................   3,776       5,551

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
#*  Interactive Intelligence Group, Inc................    32,654 $ 1,324,446
#   InterDigital, Inc..................................    35,831   1,790,833
#*  Internap Corp......................................   556,014   4,681,638
*   Internet Patents Corp..............................    12,966      35,138
*   Interphase Corp....................................    29,534      60,840
    Intersil Corp. Class A.............................    79,537   1,138,174
*   inTEST Corp........................................    84,141     356,758
#*  Intevac, Inc.......................................   172,020   1,118,130
*   IntraLinks Holdings, Inc...........................   119,745   1,276,482
*   IntriCon Corp......................................    53,872     398,653
#*  Inuvo, Inc.........................................     1,309       1,676
#*  iPass, Inc.........................................   359,925     464,303
*   Iteris, Inc........................................    52,380      94,284
#*  Itron, Inc.........................................     9,129     339,690
#*  Ixia...............................................   534,263   5,417,427
#   IXYS Corp..........................................   301,374   3,405,526
#*  Kemet Corp.........................................   246,930     938,334
*   Key Tronic Corp....................................    23,306     214,881
*   Kimball Electronics, Inc...........................   179,364   1,825,926
*   Kofax, Ltd.........................................    73,669     507,579
#*  Kopin Corp.........................................   661,840   2,415,716
*   Kulicke & Soffa Industries, Inc....................   612,723   9,295,008
#*  KVH Industries, Inc................................   156,778   1,897,014
*   Lantronix, Inc.....................................        45          86
*   Lattice Semiconductor Corp......................... 1,311,062   9,347,872
#*  LGL Group, Inc. (The)..............................    29,250     111,150
#*  Lightpath Technologies, Inc. Class A...............     8,650      10,294
*   Limelight Networks, Inc............................   679,953   1,808,675
#*  Lionbridge Technologies, Inc.......................   390,385   1,944,117
#*  LoJack Corp........................................   174,726     370,419
*   M/A-COM Technology Solutions Holdings, Inc.........     8,609     279,879
*   Magnachip Semiconductor Corp.......................   312,485   4,493,534
*   Manhattan Associates, Inc..........................   363,396  16,221,997
#   ManTech International Corp. Class A................    86,922   2,827,573
#   Marchex, Inc. Class B..............................   148,124     564,352
*   Marin Software, Inc................................     1,600      10,592
#*  Mattersight Corp...................................    71,031     394,222
*   Mattson Technology, Inc............................    69,078     227,267
*   MaxLinear, Inc. Class A............................    12,922     104,022
#*  Maxwell Technologies, Inc..........................   255,622   2,034,751
#*  MeetMe, Inc........................................     6,965      11,283
*   Mercury Systems, Inc...............................   219,929   3,470,480
#   Mesa Laboratories, Inc.............................    31,482   2,397,984
    Methode Electronics, Inc...........................   458,282  16,576,060
    Micrel, Inc........................................   582,731   8,199,025
#*  Millennial Media, Inc..............................    27,200      36,720
    MOCON, Inc.........................................    62,606   1,086,214
#*  ModusLink Global Solutions, Inc....................   200,546     723,971
#*  MoneyGram International, Inc.......................    53,125     452,625
    Monolithic Power Systems, Inc......................   264,838  12,577,157
    Monotype Imaging Holdings, Inc.....................   336,001   9,858,269
#*  Monster Worldwide, Inc.............................   681,583   2,814,938
#*  MoSys, Inc.........................................   154,045     309,630

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   MRV Communications, Inc............................  60,544 $   617,549
#   MTS Systems Corp................................... 165,768  11,981,711
*   Multi-Fineline Electronix, Inc..................... 172,743   2,247,386
#*  Nanometrics, Inc................................... 197,911   3,075,537
*   NAPCO Security Technologies, Inc................... 307,597   1,528,757
*   NCI, Inc. Class A..................................  49,172     605,799
*   NeoPhotonics Corp..................................  10,584      31,752
*   NETGEAR, Inc....................................... 107,124   3,617,577
#*  Netscout Systems, Inc.............................. 359,340  12,900,306
*   Newport Corp....................................... 353,500   6,546,820
    NIC, Inc........................................... 509,745   8,370,013
#*  Novatel Wireless, Inc.............................. 192,218   1,014,911
#*  Numerex Corp. Class A..............................  72,177     756,415
#*  Oclaro, Inc........................................ 329,214     470,776
*   OmniVision Technologies, Inc....................... 451,533  12,209,452
*   Omtool, Ltd........................................  30,770      66,925
#*  Onvia, Inc.........................................   6,308      29,206
    Optical Cable Corp.................................  55,836     290,906
*   OSI Systems, Inc................................... 154,185  10,789,866
*   PAR Technology Corp................................ 131,950     757,393
    Park Electrochemical Corp.......................... 187,617   4,073,165
#*  Parkervision, Inc.................................. 156,179     159,303
    PC Connection, Inc................................. 102,863   2,442,996
    PC-Tel, Inc........................................ 181,804   1,525,336
*   PCM, Inc........................................... 115,111   1,093,555
*   PDF Solutions, Inc................................. 182,151   3,027,350
    Pegasystems, Inc...................................  18,204     356,252
    Perceptron, Inc....................................  58,089     622,133
*   Perficient, Inc.................................... 276,894   4,984,092
*   Pericom Semiconductor Corp......................... 211,611   3,091,637
#*  Pfsweb, Inc........................................  24,219     283,847
#*  Photronics, Inc.................................... 436,425   3,665,970
#*  Planar Systems, Inc................................ 187,376   1,371,592
*   Plexus Corp........................................ 185,145   7,015,144
*   PMC-Sierra, Inc.................................... 784,418   6,934,255
    Power Integrations, Inc............................  19,560   1,008,905
#*  PRGX Global, Inc................................... 137,467     713,454
#*  Procera Networks, Inc..............................  72,630     637,691
*   Progress Software Corp............................. 177,643   4,449,957
    QAD, Inc. Class A.................................. 125,564   2,428,408
    QAD, Inc. Class B..................................  31,205     540,159
*   QLogic Corp........................................ 346,502   4,629,267
*   Qorvo, Inc......................................... 346,827  25,620,110
*   Qualstar Corp......................................  90,434     128,416
#*  Quantum Corp....................................... 167,171     264,130
#*  QuinStreet, Inc....................................  53,648     274,678
*   Qumu Corp..........................................  85,784   1,218,133
#*  Radisys Corp....................................... 200,806     465,870
#*  Rambus, Inc........................................ 712,043   8,010,484
#*  RealD, Inc......................................... 168,429   1,827,455
*   RealNetworks, Inc.................................. 364,681   2,563,707
#*  RealPage, Inc......................................   4,325      77,893
    Reis, Inc..........................................  84,439   1,899,878

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
#*  Relm Wireless Corp.................................  40,346 $   215,044
#*  Remark Media, Inc..................................   1,102       4,904
#*  Research Frontiers, Inc............................   6,000      30,180
#   RF Industries, Ltd.................................  56,930     255,616
    Richardson Electronics, Ltd........................ 130,504   1,222,822
#*  Rightside Group, Ltd...............................  38,026     300,405
*   Rofin-Sinar Technologies, Inc...................... 165,034   4,442,715
*   Rogers Corp........................................ 128,395   9,483,255
#*  Rosetta Stone, Inc................................. 136,464   1,230,905
#*  Rubicon Technology, Inc............................ 107,403     446,796
#*  Rudolph Technologies, Inc.......................... 307,601   3,085,238
#*  Saba Software, Inc.................................  22,758     219,387
*   Sanmina Corp....................................... 291,288   6,169,480
*   ScanSource, Inc.................................... 227,841   7,855,958
*   SciQuest, Inc......................................   4,634      65,895
*   Seachange International, Inc....................... 304,166   2,147,412
#*  Selectica, Inc.....................................  26,569     122,749
#*  ServiceSource International, Inc...................  47,545     159,276
#*  Sevcon, Inc........................................  56,400     419,052
*   ShoreTel, Inc...................................... 301,933   2,137,686
*   Sigma Designs, Inc................................. 281,321   1,789,202
*   Sigmatron International, Inc.......................  18,200     107,744
#*  Silicon Graphics International Corp................  53,767     507,023
*   Silicon Image, Inc................................. 684,681   4,970,784
*   SMTC Corp..........................................  16,231      26,943
#*  Sonic Foundry, Inc.................................  23,066     194,677
*   Sonus Networks, Inc................................ 337,047   6,430,853
*   Spansion, Inc. Class A............................. 416,332  14,763,133
#*  Speed Commerce, Inc................................ 211,174     502,594
*   Stamps.com, Inc.................................... 132,175   6,023,215
*   StarTek, Inc....................................... 131,000   1,235,330
*   Super Micro Computer, Inc.......................... 381,900  13,966,083
*   support.com, Inc................................... 313,284     614,037
*   Sykes Enterprises, Inc............................. 319,112   7,186,402
#*  Synchronoss Technologies, Inc...................... 147,575   6,267,510
*   Technical Communications Corp......................   7,300      31,098
*   TechTarget, Inc....................................  20,157     222,735
*   TeleCommunication Systems, Inc. Class A............ 374,387   1,059,515
#*  Telenav, Inc....................................... 159,518   1,033,677
*   TeleTech Holdings, Inc............................. 151,715   3,346,833
#   Tessco Technologies, Inc...........................  63,542   1,439,226
    Tessera Technologies, Inc.......................... 397,724  14,747,606
    TheStreet, Inc..................................... 233,363     485,395
*   TiVo, Inc.......................................... 295,008   3,085,784
#   Transact Technologies, Inc.........................  90,009     535,554
#*  Travelzoo, Inc.....................................  46,830     401,801
*   Trio Tech International............................   3,392      10,040
*   TSR, Inc...........................................  60,552     257,346
#*  TTM Technologies, Inc.............................. 298,345   2,073,498
*   Ultra Clean Holdings, Inc.......................... 161,422   1,420,514
#*  Ultratech, Inc..................................... 267,397   4,262,308
*   Unisys Corp........................................ 561,832  12,320,976
*   United Online, Inc................................. 129,496   1,709,347

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Information Technology -- (Continued)
#*  Universal Display Corp.............................   4,733 $    150,793
#*  Universal Security Instruments, Inc................   2,177       13,454
*   Unwired Planet, Inc................................ 137,239      135,455
#*  USA Technologies, Inc..............................   7,207       14,198
#*  VASCO Data Security International, Inc.............  14,694      315,921
#*  Veeco Instruments, Inc............................. 231,649    6,757,201
*   Viasystems Group, Inc.............................. 150,028    2,401,948
#   Vicon Industries, Inc..............................  45,650       70,758
*   Video Display Corp.................................  85,637      214,949
#*  Viggle, Inc........................................   7,700       18,942
*   Virtusa Corp....................................... 265,559    9,947,840
*   Vishay Precision Group, Inc........................ 108,345    1,802,861
    Wayside Technology Group, Inc......................  30,941      548,584
#*  Web.com Group, Inc................................. 137,493    2,077,519
*   Westell Technologies, Inc. Class A................. 426,791      533,489
*   Wireless Telecom Group, Inc........................ 225,386      709,966
*   Xcerra Corp........................................ 428,169    3,288,338
*   XO Group, Inc...................................... 206,725    3,398,559
#*  Xoom Corp..........................................   3,497       51,581
#*  YuMe, Inc..........................................   2,500       13,500
#*  Zhone Technologies, Inc............................  74,478       98,311
#*  Zix Corp........................................... 422,075    1,494,146
                                                                ------------
Total Information Technology...........................          894,001,638
                                                                ------------
Materials -- (4.5%)
    A Schulman, Inc.................................... 291,194   10,148,111
*   Advanced Emissions Solutions, Inc..................     631        6,692
*   AEP Industries, Inc................................  60,694    3,041,376
#*  AK Steel Holding Corp.............................. 171,700      650,743
#*  AM Castle & Co..................................... 144,682      875,326
*   American Biltrite, Inc.............................     868      373,240
#   American Vanguard Corp............................. 235,325    2,630,933
    Ampco-Pittsburgh Corp..............................  84,809    1,543,524
    Balchem Corp....................................... 135,110    7,156,777
*   Boise Cascade Co................................... 280,342   11,337,030
*   Calgon Carbon Corp................................. 531,936   10,495,097
*   Century Aluminum Co................................ 469,031   10,839,306
#   Chase Corp.........................................  76,072    2,723,378
*   Clearwater Paper Corp.............................. 202,281   14,972,840
#*  Codexis, Inc.......................................  46,517      177,695
#*  Coeur Mining, Inc..................................  24,799      156,234
#*  Contango ORE, Inc..................................   1,592        6,368
#*  Continental Materials Corp.........................  14,518      252,613
*   Core Molding Technologies, Inc.....................  59,433      861,778
#   Deltic Timber Corp.................................  77,457    4,841,062
    Detrex Corp........................................  10,200      326,400
*   Ferro Corp......................................... 879,569    9,789,603
    Flamemaster Corp...................................     189        1,829
#*  Flotek Industries, Inc............................. 518,526    8,384,565
    Friedman Industries, Inc...........................  60,300      377,478
    FutureFuel Corp.................................... 204,986    2,252,796
#*  General Moly, Inc.................................. 158,983       95,390
    Globe Specialty Metals, Inc........................ 303,059    4,673,170

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Materials -- (Continued)
    Hawkins, Inc....................................... 101,206 $  3,897,443
    Haynes International, Inc..........................  85,237    3,318,276
*   Headwaters, Inc.................................... 494,585    6,963,757
#   Hecla Mining Co.................................... 339,339    1,116,425
#*  Horsehead Holding Corp............................. 391,411    5,260,564
    Innophos Holdings, Inc............................. 192,379   11,454,246
    Innospec, Inc...................................... 184,842    7,295,714
#   Kaiser Aluminum Corp............................... 112,530    7,799,454
    KMG Chemicals, Inc.................................  60,464    1,264,907
    Koppers Holdings, Inc.............................. 163,810    2,974,790
*   Kraton Performance Polymers, Inc................... 194,998    3,771,261
    Kronos Worldwide, Inc..............................   6,114       68,660
*   LSB Industries, Inc................................ 173,538    5,421,327
    Materion Corp...................................... 131,644    4,337,670
#*  McEwen Mining, Inc................................. 206,022      257,528
*   Mercer International, Inc.......................... 242,139    3,070,323
#*  Mines Management, Inc..............................   5,515        2,813
#   Myers Industries, Inc.............................. 289,146    4,814,281
    Neenah Paper, Inc.................................. 134,788    7,734,135
#   Noranda Aluminum Holding Corp...................... 276,442      837,619
*   Northern Technologies International Corp...........  38,414      784,990
#   Olympic Steel, Inc.................................  79,587    1,091,138
    OM Group, Inc...................................... 155,757    4,361,196
*   OMNOVA Solutions, Inc.............................. 276,344    1,895,720
#*  Penford Corp....................................... 111,720    2,102,570
    PH Glatfelter Co................................... 395,320    9,040,968
#   Quaker Chemical Corp............................... 109,456    8,638,268
#   Rayonier Advanced Materials, Inc...................   2,783       47,645
#*  Rentech, Inc....................................... 488,654      586,385
#*  Resolute Forest Products, Inc......................  22,093      375,581
*   RTI International Metals, Inc...................... 210,667    4,697,874
#   Schnitzer Steel Industries, Inc. Class A........... 143,925    2,429,454
#   Schweitzer-Mauduit International, Inc..............  69,087    2,684,721
#*  Senomyx, Inc.......................................  22,385      118,193
    Stepan Co.......................................... 165,520    6,355,968
#*  Stillwater Mining Co...............................  25,554      349,323
    SunCoke Energy, Inc................................  54,065      816,381
    Synalloy Corp......................................  57,753      964,475
#   TimkenSteel Corp...................................   6,090      164,430
*   Trecora Resources.................................. 132,513    1,822,054
    Tredegar Corp...................................... 325,580    6,964,156
#*  UFP Technologies, Inc..............................  11,800      262,904
#   United States Lime & Minerals, Inc.................  60,392    4,176,107
#*  Universal Stainless & Alloy Products, Inc..........  53,774    1,198,622
#*  Verso Corp.........................................   4,775       10,028
    Vulcan International Corp..........................   8,251      336,228
#   Wausau Paper Corp.................................. 398,379    4,047,531
*   Webco Industries, Inc..............................   3,750      232,313
    Zep, Inc........................................... 130,398    2,088,976
                                                                ------------
Total Materials........................................          259,296,746
                                                                ------------
Other -- (0.0%)
o*  Allen Organ Co. Escrow Shares......................   4,700           --

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                         --------- -----------
Other -- (Continued)
o*   Big 4 Ranch, Inc...................................    35,000 $        --
o*   Concord Camera Corp. Escrow Shares.................    49,560          --
o*   DLB Oil & Gas, Inc. Escrow Shares..................     7,600          --
o*   EquiMed, Inc.......................................       132          --
o*   First Commerce Bancorp Escrow Shares...............    50,014          --
o*   FRD Acquisition Co. Escrow Shares..................   294,513          --
o#*  Gerber Scientific, Inc. Escrow Shares..............   214,642          --
o*   Petrocorp, Inc. Escrow Shares......................    37,100          --
                                                                   -----------
Total Other.............................................                    --
                                                                   -----------
Real Estate Investment Trusts -- (0.0%)
#    CareTrust REIT, Inc................................   155,469   2,095,722
                                                                   -----------
Telecommunication Services -- (1.2%)
#*   8x8, Inc...........................................    34,948     269,449
#*   Alaska Communications Systems Group, Inc...........    38,055      67,738
*    Alteva.............................................    35,460     258,858
#    Atlantic Tele-Network, Inc.........................    91,992   6,111,029
#*   Boingo Wireless, Inc...............................   220,463   1,862,912
*    Cincinnati Bell, Inc............................... 1,196,221   3,504,928
     Cogent Communications Holdings, Inc................    15,516     575,023
#    Consolidated Communications Holdings, Inc..........   388,829   9,051,939
#*   General Communication, Inc. Class A................   438,755   6,440,924
#*   Hawaiian Telcom Holdco, Inc........................     7,177     186,817
     IDT Corp. Class B..................................   203,342   4,343,385
*    inContact, Inc.....................................     4,757      40,768
     Inteliquent, Inc...................................   366,814   6,169,812
#*   Iridium Communications, Inc........................   286,734   2,440,106
*    LICT Corp..........................................         1       3,250
#    Lumos Networks Corp................................   134,578   2,157,285
#    NTELOS Holdings Corp...............................    95,209     390,357
#*   ORBCOMM, Inc.......................................   277,356   1,542,099
*    Premiere Global Services, Inc......................   593,318   5,244,931
#    Shenandoah Telecommunications Co...................   221,994   6,595,442
     Spok Holdings, Inc.................................   135,334   2,316,918
#*   Straight Path Communications, Inc. Class B.........    85,246   1,635,018
*    Vonage Holdings Corp............................... 1,596,901   6,706,984
                                                                   -----------
Total Telecommunication Services........................            67,915,972
                                                                   -----------
Utilities -- (1.7%)
#    American States Water Co...........................   378,898  15,019,517
#    Artesian Resources Corp. Class A...................    21,573     477,842
#*   Cadiz, Inc.........................................     5,888      56,878
     California Water Service Group.....................   420,285  10,313,794
#    Chesapeake Utilities Corp..........................   120,099   5,856,027
#    Connecticut Water Service, Inc.....................    82,844   2,979,070
     Consolidated Water Co., Ltd........................    36,099     391,674
#    Delta Natural Gas Co., Inc.........................    40,000     849,200
     El Paso Electric Co................................    35,748   1,432,065
     Empire District Electric Co. (The).................   396,526  12,082,147
     Gas Natural, Inc...................................    24,922     242,990
#    Genie Energy, Ltd. Class B.........................   199,593   1,251,448
#    MGE Energy, Inc....................................   291,085  13,360,802

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                      SHARES       VALUE+
                                                    ---------- --------------
Utilities -- (Continued)
#     Middlesex Water Co...........................    116,467 $    2,547,133
#     Northwest Natural Gas Co.....................    115,913      5,785,218
#     Ormat Technologies, Inc......................     52,375      1,401,031
#     Otter Tail Corp..............................    270,413      8,361,170
#     RGC Resources, Inc...........................      9,396        201,920
#     SJW Corp.....................................    178,748      6,036,320
      Unitil Corp..................................     99,648      3,722,849
#     York Water Co................................     68,182      1,613,868
                                                               --------------
Total Utilities....................................                93,982,963
                                                               --------------
TOTAL COMMON STOCKS................................             4,842,954,391
                                                               --------------

PREFERRED STOCKS -- (0.0%)

Other -- (0.0%)
o*    Enron TOPRS Escrow Shares....................     37,101             --
                                                               --------------
RIGHTS/WARRANTS -- (0.0%)
o*    Capital Bank Corp. Contingent Value Rights...     12,543             --
o*    Empire Resorts, Inc. Rights 02/02/2015.......      1,458             --
o*    Furiex Pharmaceuticals Contingent Value
        Rights.....................................     16,188        158,157
o*    Ikanos Communications Rights 01/12/2015......     64,641             --
o*    Leap Wireless International, Inc. Contingent
        Value Rights...............................    104,000        262,080
o#*   Magnum Hunter Resources Corp. Warrants
        04/15/16...................................     82,112             --
o*    Providence Service Corp. (The) Rights
        02/05/2015.................................      6,095             --
o*    Southern Community Financial Corp.
        Contingent Value Rights....................     45,616         42,227
o*    Tejon Ranch Co. Warrants 08/31/16............      2,266          3,331
                                                               --------------
TOTAL RIGHTS/WARRANTS..............................                   465,795
                                                               --------------
BONDS -- (0.0%)

Other -- (0.0%)
o*    Capital Properties, Inc., 5.000%.............      9,939          9,305
                                                               --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves,
        0.089%.....................................  6,739,757      6,739,757
                                                               --------------
SECURITIES LENDING COLLATERAL -- (15.4%)
(S)@  DFA Short Term Investment Fund............... 76,187,478    881,489,124
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,279,098,205)^^..........................            $5,731,658,372
                                                               ==============

U.S. MICRO CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  947,024,856 $    226,823   --    $  947,251,679
   Consumer Staples.........    189,533,849           --   --       189,533,849
   Energy...................    143,096,678      124,689   --       143,221,367
   Financials...............    832,770,672       29,127   --       832,799,799
   Health Care..............    500,773,638           --   --       500,773,638
   Industrials..............    912,081,018           --   --       912,081,018
   Information Technology...    894,001,638           --   --       894,001,638
   Materials................    259,296,746           --   --       259,296,746
   Other....................             --           --   --                --
   Real Estate Investment
     Trusts.................      2,095,722           --   --         2,095,722
   Telecommunication
     Services...............     67,915,972           --   --        67,915,972
   Utilities................     93,982,963           --   --        93,982,963
Preferred Stocks
   Other....................             --           --   --                --
Rights/Warrants.............             --      465,795   --           465,795
Bonds
   Other....................             --        9,305   --             9,305
Temporary Cash Investments..      6,739,757           --   --         6,739,757
Securities Lending
  Collateral................             --  881,489,124   --       881,489,124
                             -------------- ------------   --    --------------
TOTAL....................... $4,849,313,509 $882,344,863   --    $5,731,658,372
                             ============== ============   ==    ==============

                     DFA REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                         SHARES      VALUE+
                                                        --------- ------------
COMMON STOCKS -- (92.1%)

Real Estate Investment Trusts -- (92.1%)
#   Acadia Realty Trust................................   663,562 $ 24,014,309
#   Agree Realty Corp..................................   147,301    5,102,507
#   Alexander's, Inc...................................    48,381   22,441,043
#   Alexandria Real Estate Equities, Inc...............   794,894   77,518,063
    American Assets Trust, Inc.........................   185,567    8,235,463
#   American Campus Communities, Inc................... 1,159,690   50,979,972
#   American Realty Capital Properties, Inc............ 5,321,381   49,302,595
#   AmREIT, Inc........................................    10,321      274,332
#   Apartment Investment & Management Co. Class A...... 1,624,899   64,768,474
#   Ashford Hospitality Prime, Inc.....................   160,315    2,751,005
    Ashford Hospitality Trust, Inc.....................   926,983    9,751,861
#*  Ashford, Inc.......................................    10,605    1,537,725
#   Associated Estates Realty Corp.....................   624,687   15,560,953
#   AvalonBay Communities, Inc......................... 1,444,376  249,862,604
#   BioMed Realty Trust, Inc........................... 2,108,239   51,546,444
    Boston Properties, Inc............................. 1,691,769  234,817,537
#   Brandywine Realty Trust............................ 1,947,312   32,344,852
#   Camden Property Trust..............................   955,304   73,606,173
#   Campus Crest Communities, Inc......................   723,701    4,986,300
    CareTrust REIT, Inc................................    16,406      221,153
#   CBL & Associates Properties, Inc................... 1,810,860   37,339,933
#   Cedar Realty Trust, Inc............................   720,194    5,732,744
#   Chambers Street Properties.........................   152,147    1,285,642
#   Chatham Lodging Trust..............................    43,035    1,339,680
#   Chesapeake Lodging Trust...........................   411,995   15,128,456
#   CoreSite Realty Corp...............................    41,979    1,839,100
#   Corporate Office Properties Trust.................. 1,006,084   30,182,520
#   Cousins Properties, Inc............................ 2,244,460   24,778,838
    CubeSmart.......................................... 1,728,977   42,601,993
    CyrusOne, Inc......................................   151,641    4,253,530
    DCT Industrial Trust, Inc..........................   971,855   36,697,245
#   DDR Corp........................................... 3,297,433   64,629,687
    DiamondRock Hospitality Co......................... 2,156,943   31,340,382
#   Digital Realty Trust, Inc.......................... 1,500,723  109,462,736
    Douglas Emmett, Inc................................ 1,482,119   42,210,749
    Duke Realty Corp................................... 3,693,486   80,628,799
#   DuPont Fabros Technology, Inc......................   724,788   27,005,601
#   EastGroup Properties, Inc..........................   344,548   22,271,583
#   Education Realty Trust, Inc........................   521,181   18,032,863
#   EPR Properties.....................................   607,686   39,536,051
    Equity Commonwealth REIT...........................   856,678   22,573,465
    Equity Lifestyle Properties, Inc...................   864,432   47,310,363
    Equity One, Inc....................................   750,484   20,443,184
    Equity Residential................................. 3,771,256  292,687,178
#   Essex Property Trust, Inc..........................   689,589  155,881,593
#   Excel Trust, Inc...................................   497,339    6,982,640
    Extra Space Storage, Inc........................... 1,208,206   79,741,596
#   Federal Realty Investment Trust....................   737,323  106,004,928
    FelCor Lodging Trust, Inc.......................... 1,234,869   12,361,039
    First Industrial Realty Trust, Inc................. 1,205,204   26,189,083
#   First Potomac Realty Trust.........................   625,514    8,006,579

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Real Estate Investment Trusts -- (Continued)
#   Franklin Street Properties Corp....................   956,102 $ 12,314,594
    Gaming and Leisure Properties, Inc.................   971,446   31,698,283
#   General Growth Properties, Inc..................... 5,841,908  176,308,783
#   Getty Realty Corp..................................   227,859    4,222,227
#   Gladstone Commercial Corp..........................   127,710    2,222,154
#   Gladstone Land Corp................................    14,074      147,073
#   Government Properties Income Trust.................   768,492   17,521,618
    HCP, Inc........................................... 5,054,598  239,031,939
#   Health Care REIT, Inc.............................. 3,475,805  284,842,220
    Healthcare Realty Trust, Inc....................... 1,071,266   32,234,394
#   Healthcare Trust of America, Inc. Class A..........   524,596   15,454,598
#   Hersha Hospitality Trust........................... 2,191,480   14,639,086
#   Highwoods Properties, Inc.......................... 1,005,087   47,239,089
    HMG/Courtland Properties, Inc......................     2,500       28,125
#   Home Properties, Inc...............................   621,903   43,844,161
#   Hospitality Properties Trust....................... 1,624,858   52,954,122
    Host Hotels & Resorts, Inc......................... 8,307,011  190,147,482
    Hudson Pacific Properties, Inc.....................   346,964   11,224,285
#   Inland Real Estate Corp............................   963,340   10,962,809
    Investors Real Estate Trust........................   879,661    7,257,203
#   Iron Mountain, Inc.................................   152,406    6,071,855
    Kilroy Realty Corp.................................   926,900   68,729,635
#   Kimco Realty Corp.................................. 4,574,847  126,494,520
    Kite Realty Group Trust............................   628,394   19,203,721
#   LaSalle Hotel Properties........................... 1,173,113   47,464,152
    Lexington Realty Trust............................. 2,242,398   25,585,761
    Liberty Property Trust............................. 1,634,319   65,863,056
    LTC Properties, Inc................................   369,033   17,315,028
#   Macerich Co. (The)................................. 1,587,747  136,562,119
    Mack-Cali Realty Corp..............................   901,923   17,596,518
#   Medical Properties Trust, Inc...................... 1,888,449   29,025,461
#   Mid-America Apartment Communities, Inc.............   825,943   65,513,799
    Monmouth Real Estate Investment Corp. Class A......   397,189    4,690,802
#   National Health Investors, Inc.....................   267,377   19,989,105
#   National Retail Properties, Inc.................... 1,390,343   59,562,294
#   Omega Healthcare Investors, Inc.................... 1,408,216   61,764,354
#   One Liberty Properties, Inc........................   125,066    3,065,368
    Parkway Properties, Inc............................   765,645   14,011,304
#   Pebblebrook Hotel Trust............................   495,608   23,016,036
    Pennsylvania REIT..................................   766,549   18,343,518
    Piedmont Office Realty Trust, Inc. Class A......... 1,709,382   33,384,230
    Post Properties, Inc...............................   599,186   36,400,550
    Prologis, Inc...................................... 5,501,859  248,353,915
    PS Business Parks, Inc.............................   220,095   18,512,190
    Public Storage..................................... 1,577,718  316,868,883
#   Ramco-Gershenson Properties Trust..................   837,382   16,387,566
#   Realty Income Corp................................. 2,478,890  134,628,516
    Regency Centers Corp...............................   996,960   68,351,578
#   Retail Opportunity Investments Corp................   928,802   16,411,931
    Retail Properties of America, Inc. Class A......... 1,796,543   31,780,846
    Rexford Industrial Realty, Inc.....................    14,458      231,617
#   RLJ Lodging Trust.................................. 1,236,790   42,137,435
#   Rouse Properties, Inc..............................   168,193    3,126,708

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Real Estate Investment Trusts -- (Continued)
#     Ryman Hospitality Properties, Inc..............    444,540 $   24,405,246
      Sabra Health Care REIT, Inc....................    578,831     18,927,774
      Saul Centers, Inc..............................    141,146      8,058,025
#     Select Income REIT.............................    270,875      6,736,661
#     Senior Housing Properties Trust................  2,221,375     51,735,824
      Simon Property Group, Inc......................  3,340,074    663,539,101
#     SL Green Realty Corp...........................  1,063,048    133,944,048
      Sotherly Hotels, Inc...........................     85,207        628,828
      Sovran Self Storage, Inc.......................    366,765     34,750,984
      Spirit Realty Capital, Inc.....................  2,669,358     34,327,944
#     STAG Industrial, Inc...........................    210,965      5,527,283
#     Starwood Waypoint Residential Trust............    132,981      3,223,459
#*    Strategic Hotels & Resorts, Inc................  2,555,858     34,299,614
#     Summit Hotel Properties, Inc...................    654,525      8,391,011
#     Sun Communities, Inc...........................    446,255     30,224,851
      Sunstone Hotel Investors, Inc..................  2,280,755     38,886,873
#     Tanger Factory Outlet Centers, Inc.............  1,073,725     42,251,079
#     Taubman Centers, Inc...........................    698,528     57,244,370
#     Terreno Realty Corp............................     63,621      1,450,559
#     Trade Street Residential, Inc..................      9,846         78,374
#     UDR, Inc.......................................  2,783,422     92,576,616
#     UMH Properties, Inc............................    152,811      1,471,570
#     Universal Health Realty Income Trust...........    122,988      6,608,145
*     Urban Edge Properties..........................    925,233     21,965,031
#     Urstadt Biddle Properties, Inc.................     76,760      1,516,010
#     Urstadt Biddle Properties, Inc. Class A........    233,944      5,497,684
#     Ventas, Inc....................................  3,284,792    262,159,250
      Vornado Realty Trust...........................  1,864,411    205,905,551
#     Washington REIT................................    717,473     20,598,650
#     Weingarten Realty Investors....................  1,255,029     47,038,487
#     Whitestone REIT................................    110,767      1,737,934
#     WP Carey, Inc..................................    493,643     35,448,504
#     WP GLIMCHER, Inc...............................  1,934,841     34,207,995
TOTAL COMMON STOCKS..................................             7,320,205,096
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves,
        0.089%.......................................  7,196,024      7,196,024
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@  DFA Short Term Investment Fund................. 53,349,486    617,253,557
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $5,115,622,835)^^.............................            $7,944,654,677
                                                                 ==============

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Real Estate Investment
     Trusts................. $7,320,205,096           --   --    $7,320,205,096
Temporary Cash Investments..      7,196,024           --   --         7,196,024
Securities Lending
  Collateral................             -- $617,253,557   --       617,253,557
                             -------------- ------------   --    --------------
TOTAL....................... $7,327,401,120 $617,253,557   --    $7,944,654,677
                             ============== ============   ==    ==============

                       LARGE CAP INTERNATIONAL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- -----------
COMMON STOCKS -- (94.4%)

AUSTRALIA -- (6.2%)
    Adelaide Brighton, Ltd.............................   118,521 $   328,461
    AGL Energy, Ltd....................................   108,142   1,195,477
#   ALS, Ltd...........................................   112,885     426,244
*   Alumina, Ltd.......................................   749,015   1,121,135
    Amcor, Ltd.........................................   297,501   2,940,269
    Amcor, Ltd. Sponsored ADR..........................     1,068      42,218
    AMP, Ltd........................................... 1,223,704   5,457,248
    Ansell, Ltd........................................    34,801     610,852
#   APA Group..........................................   298,109   1,879,208
#*  Aquarius Platinum, Ltd.............................   215,481      46,199
    Aristocrat Leisure, Ltd............................   116,643     631,897
    Asciano, Ltd.......................................   276,683   1,288,165
    ASX, Ltd...........................................    58,322   1,723,745
    Aurizon Holdings, Ltd..............................   343,918   1,315,113
#   AusNet Services....................................   371,932     403,711
    Australia & New Zealand Banking Group, Ltd.........   526,856  13,449,295
    Bank of Queensland, Ltd............................   103,034     998,073
    Beach Energy, Ltd..................................   143,697     106,981
#   Bendigo and Adelaide Bank, Ltd.....................   141,850   1,469,004
    BHP Billiton, Ltd..................................   683,268  15,759,392
#   BHP Billiton, Ltd. Sponsored ADR...................    65,589   3,038,738
*   BlueScope Steel, Ltd...............................   142,412     551,704
    Boral, Ltd.........................................   260,771   1,128,652
    Brambles, Ltd......................................   386,256   3,164,434
    Caltex Australia, Ltd..............................    43,214   1,118,389
#   carsales.com, Ltd..................................    29,538     235,205
    Challenger, Ltd....................................    84,253     409,893
    Coca-Cola Amatil, Ltd..............................   150,366   1,128,626
#   Cochlear, Ltd......................................    14,800     951,246
    Commonwealth Bank of Australia.....................   342,418  23,676,504
    Computershare, Ltd.................................   120,096   1,079,060
    Crown Resorts, Ltd.................................    72,744     764,338
    CSL, Ltd...........................................   108,914   7,411,980
    DUET Group.........................................   266,632     518,802
    Echo Entertainment Group, Ltd......................   175,552     548,525
    Fairfax Media, Ltd.................................   420,361     292,414
#   Flight Centre Travel Group, Ltd....................    13,937     406,838
#   Fortescue Metals Group, Ltd........................   596,397   1,081,442
#   Harvey Norman Holdings, Ltd........................   178,817     546,157
#   Iluka Resources, Ltd...............................   101,138     549,245
    Incitec Pivot, Ltd.................................   475,561   1,326,398
    Insurance Australia Group, Ltd.....................   694,002   3,437,905
    James Hardie Industries P.L.C.(B3LCV80)............       500      25,285
    James Hardie Industries P.L.C.(B60QWJ2)............   112,533   1,128,346
    Leighton Holdings, Ltd.............................    26,566     422,757
    Lend Lease Group...................................   144,335   1,860,425
    Macquarie Group, Ltd...............................    97,088   4,697,503
#   Metcash, Ltd.......................................   156,632     176,819
    National Australia Bank, Ltd.......................   484,171  13,352,672
#   New Hope Corp., Ltd................................    25,495      46,451
#*  Newcrest Mining, Ltd...............................   220,635   2,382,297

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- ------------
AUSTRALIA -- (Continued)
    Oil Search, Ltd.................................... 184,832 $  1,112,276
    Orica, Ltd......................................... 115,867    1,626,403
    Origin Energy, Ltd................................. 344,002    2,838,642
    Orora, Ltd......................................... 215,725      355,005
    OZ Minerals, Ltd...................................  90,750      271,077
#   PanAust, Ltd.......................................  76,201       71,133
    Platinum Asset Management, Ltd.....................  41,235      277,147
#   Primary Health Care, Ltd........................... 139,478      499,543
*   Qantas Airways, Ltd................................ 304,058      612,699
    QBE Insurance Group, Ltd........................... 403,993    3,311,884
    Ramsay Health Care, Ltd............................  31,490    1,449,131
    REA Group, Ltd.....................................  12,767      488,363
    Reece Australia, Ltd...............................   7,839      196,689
    Rio Tinto, Ltd..................................... 120,785    5,386,054
#   Santos, Ltd........................................ 277,664    1,690,424
    Seek, Ltd..........................................  68,980      949,336
    Seven Group Holdings, Ltd..........................  18,118       71,812
#   Sims Metal Management, Ltd.........................  40,715      342,536
    Sonic Healthcare, Ltd..............................  78,040    1,139,316
    Spark Infrastructure Group......................... 225,326      373,119
    Suncorp Group, Ltd................................. 382,277    4,355,581
#   Sydney Airport..................................... 192,507      743,889
    Tabcorp Holdings, Ltd.............................. 263,708      932,087
    Tatts Group, Ltd................................... 401,432    1,201,369
#   Telstra Corp., Ltd................................. 975,960    4,922,727
    Toll Holdings, Ltd................................. 247,828    1,185,117
#   TPG Telecom, Ltd...................................  56,141      290,365
    Transurban Group................................... 342,640    2,450,423
    Treasury Wine Estates, Ltd......................... 174,830      664,674
    Washington H Soul Pattinson & Co., Ltd.............  13,478      135,773
    Wesfarmers, Ltd.................................... 201,539    6,807,555
    Westpac Banking Corp............................... 453,022   12,107,484
    Westpac Banking Corp. Sponsored ADR................  86,981    2,326,742
    Woodside Petroleum, Ltd............................ 261,573    6,947,112
    Woolworths, Ltd.................................... 295,401    7,269,443
    WorleyParsons, Ltd.................................  56,232      418,368
                                                                ------------
TOTAL AUSTRALIA........................................          204,473,035
                                                                ------------
AUSTRIA -- (0.2%)
    Andritz AG.........................................  12,287      665,112
    BUWOG AG...........................................   7,724      150,856
    Erste Group Bank AG................................  58,876    1,274,617
*   IMMOFINANZ AG...................................... 154,486      353,017
    OMV AG.............................................  65,177    1,620,356
#   Raiffeisen Bank International AG...................  43,644      509,984
    Strabag SE.........................................     630       13,960
    Telekom Austria AG ADR.............................   2,400       31,404
    Verbund AG.........................................  24,852      434,976
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe...........................................   6,221      264,038

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
AUSTRIA -- (Continued)
    Voestalpine AG.....................................  34,009 $ 1,211,146
                                                                -----------
TOTAL AUSTRIA..........................................           6,529,466
                                                                -----------
BELGIUM -- (1.3%)
    Ackermans & van Haaren NV..........................     220      26,147
    Ageas..............................................  61,321   2,099,852
    Anheuser-Busch InBev NV............................ 149,950  18,288,813
    Anheuser-Busch InBev NV Sponsored ADR..............  26,194   3,197,502
    Belgacom SA........................................  62,834   2,340,203
    Colruyt SA.........................................  30,866   1,423,638
    Delhaize Group SA..................................  18,885   1,570,975
    Delhaize Group SA Sponsored ADR....................  49,084   1,015,548
*   KBC Groep NV.......................................  75,029   4,035,437
#   Solvay SA..........................................  34,402   4,703,322
*   Telenet Group Holding NV...........................  12,537     697,214
    UCB SA.............................................  25,920   2,014,988
    Umicore SA.........................................  29,230   1,224,182
                                                                -----------
TOTAL BELGIUM..........................................          42,637,821
                                                                -----------
CANADA -- (8.7%)
    Agnico Eagle Mines, Ltd.(008474108)................  30,934   1,043,094
    Agnico Eagle Mines, Ltd.(2009823)..................  38,232   1,288,944
    Agrium, Inc.(008916108)............................  15,094   1,609,775
    Agrium, Inc.(2213538)..............................  34,000   3,627,434
    Aimia, Inc.........................................  36,747     394,162
    Alimentation Couche Tard, Inc. Class B.............  94,958   3,720,751
#   AltaGas, Ltd.......................................  22,210     750,529
#*  Amaya, Inc.........................................   9,600     248,707
#   ARC Resources, Ltd.................................  98,773   1,787,817
    Atco, Ltd. Class I.................................  18,724     724,824
#*  Athabasca Oil Corp.................................  50,600      74,066
    AuRico Gold, Inc...................................   4,468      17,616
    Bank of Montreal(063671101)........................  29,657   1,704,684
#   Bank of Montreal(2076009).......................... 104,389   5,991,257
#   Bank of Nova Scotia................................ 196,436   9,439,193
    Bank of Nova Scotia (The)..........................  32,463   1,559,523
    Barrick Gold Corp.(067901108)...................... 206,236   2,635,696
    Barrick Gold Corp.(2024644)........................ 266,263   3,405,032
#   Baytex Energy Corp.................................  39,891     619,069
    BCE, Inc.(05534B760)...............................  22,940   1,054,093
#   BCE, Inc.(B188TH2).................................  46,262   2,124,695
#*  BlackBerry, Ltd.(09228F103)........................  43,832     444,895
#*  BlackBerry, Ltd.(BCBHZ31)..........................  88,001     894,069
#   Bombardier, Inc. Class A...........................  15,935      37,746
#   Bombardier, Inc. Class B........................... 368,440     840,856
#   Bonavista Energy Corp..............................  56,859     268,477
    Brookfield Asset Management, Inc. Class A.......... 106,177   5,410,373
#*  Brookfield Residential Properties, Inc.............   5,760     138,931
#*  BRP, Inc...........................................     800      13,788
    CAE, Inc...........................................  77,338     952,498
    Cameco Corp.(13321L108)............................  42,215     591,854
    Cameco Corp.(2166160)..............................  85,260   1,199,692

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
CANADA -- (Continued)
    Canadian Imperial Bank of Commerce(136069101)......   9,630 $   668,515
    Canadian Imperial Bank of Commerce(2170525)........  70,649   4,902,675
    Canadian National Railway Co.(136375102)...........  24,432   1,612,023
    Canadian National Railway Co.(2180632)............. 152,460  10,044,819
    Canadian Natural Resources, Ltd.(136385101)........  83,091   2,404,654
    Canadian Natural Resources, Ltd.(2171573).......... 220,772   6,400,598
    Canadian Oil Sands, Ltd............................ 154,666     955,480
    Canadian Pacific Railway, Ltd.(13645T100)..........   6,070   1,060,247
#   Canadian Pacific Railway, Ltd.(2793115)............  33,566   5,850,210
#   Canadian Tire Corp., Ltd. Class A..................  26,056   2,403,008
    Canadian Utilities, Ltd. Class A...................  20,840     690,949
    Canadian Western Bank..............................  22,314     452,531
*   Canfor Corp........................................  25,000     624,656
*   Catamaran Corp.(B3N9ZT8)...........................  16,416     819,323
*   Catamaran Corp.(B8J4N87)...........................  29,400   1,468,033
    CCL Industries, Inc. Class B.......................   6,596     681,817
    Cenovus Energy, Inc.(15135U109)....................  23,353     441,138
    Cenovus Energy, Inc.(B57FG04)...................... 139,938   2,650,750
*   CGI Group, Inc. Class A(39945C109).................  35,643   1,411,463
#*  CGI Group, Inc. Class A(2159740)...................  37,171   1,472,857
#   CI Financial Corp..................................  51,715   1,318,616
#   Cineplex, Inc......................................   5,186     184,430
#   Cogeco Cable, Inc..................................   7,363     422,994
    Constellation Software, Inc........................   4,343   1,203,374
#   Crescent Point Energy Corp......................... 124,332   2,954,928
    DH Corp............................................   9,300     259,744
    Dollarama, Inc.....................................  24,400   1,158,842
    E-L Financial Corp., Ltd...........................     157      83,645
    Eldorado Gold Corp.(284902103).....................  27,183     129,935
    Eldorado Gold Corp.(2307873)....................... 185,043     888,300
#   Emera, Inc.........................................  12,122     396,658
    Empire Co., Ltd....................................  15,781   1,148,770
    Enbridge Income Fund Holdings, Inc.................   4,900     158,757
    Enbridge, Inc.(29250N105)..........................  29,037   1,406,262
#   Enbridge, Inc.(2466149)............................ 127,437   6,172,777
    Encana Corp.(292505104)............................ 146,866   1,797,640
    Encana Corp.(2793193).............................. 153,453   1,876,650
    Enerplus Corp.(292766102)..........................  27,199     266,550
#   Enerplus Corp.(B584T89)............................  59,866     580,899
    Ensign Energy Services, Inc........................  34,131     236,637
    Fairfax Financial Holdings, Ltd....................   6,156   3,270,087
    Finning International, Inc.........................  59,037     973,342
    First Capital Realty, Inc..........................  24,315     373,518
    First Quantum Minerals, Ltd........................ 170,732   1,557,237
#   Fortis, Inc........................................  47,981   1,582,501
    Franco-Nevada Corp.................................  13,890     801,569
#   Genworth MI Canada, Inc............................  11,764     292,734
    George Weston, Ltd.................................  18,126   1,436,728
    Gibson Energy, Inc.................................  40,396     718,780
    Gildan Activewear, Inc.(375916103).................   3,000     175,110
    Gildan Activewear, Inc.(2254645)...................  18,100   1,056,629
    Goldcorp, Inc.(380956409)..........................  22,904     550,383
#   Goldcorp, Inc.(2676302)............................ 145,746   3,520,064

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
    Great-West Lifeco, Inc.............................  54,000 $1,368,805
    Hudson's Bay Co....................................   9,585    176,659
#   Husky Energy, Inc..................................  87,950  1,892,998
#   IGM Financial, Inc.................................  21,900    751,601
    Imperial Oil, Ltd.(453038408)......................  13,492    500,688
    Imperial Oil, Ltd.(2454241)........................  48,227  1,792,904
#   Industrial Alliance Insurance & Financial
      Services, Inc....................................  33,622  1,070,549
    Intact Financial Corp..............................  26,700  1,784,342
#   Inter Pipeline, Ltd................................  45,000  1,170,064
    Jean Coutu Group PJC, Inc. (The) Class A...........  16,500    330,987
    Keyera Corp........................................  20,059  1,183,934
*   Kinross Gold Corp.(496902404)......................  22,897     77,621
*   Kinross Gold Corp.(B03Z841)........................ 304,213  1,031,839
    Linamar Corp.......................................  18,096  1,036,600
#   Loblaw Cos., Ltd...................................  41,560  2,064,765
*   Lundin Mining Corp................................. 164,804    586,223
    MacDonald Dettwiler & Associates, Ltd..............   6,900    506,843
    Magna International, Inc.(559222401)...............  10,503  1,008,498
    Magna International, Inc.(2554475).................  40,160  3,858,609
#   Manitoba Telecom Services, Inc.....................   4,500     90,836
    Manulife Financial Corp.(56501R106)................  63,866  1,026,965
#   Manulife Financial Corp.(2492519).................. 322,943  5,179,490
*   MEG Energy Corp....................................  42,405    646,737
    Methanex Corp.(2654416)............................  25,881  1,143,840
    Methanex Corp.(59151K108)..........................  11,252    496,213
    Metro, Inc.........................................  26,424  2,091,129
#   Mullen Group, Ltd..................................  10,500    168,486
    National Bank of Canada............................ 101,249  3,522,640
*   New Gold, Inc...................................... 137,438    602,447
    Onex Corp..........................................  21,404  1,174,887
    Open Text Corp.(683715106).........................   9,224    522,724
    Open Text Corp.(2260824)...........................  21,700  1,230,583
#   Osisko Gold Royalties, Ltd.........................   7,800    104,907
#   Pacific Rubiales Energy Corp....................... 168,144    390,356
    Pan American Silver Corp.(697900108)...............  12,528    146,076
    Pan American Silver Corp.(2669272).................  33,400    391,117
#*  Paramount Resources, Ltd. Class A..................   8,900    199,684
    Pembina Pipeline Corp.(B4PPQG5)....................   9,034    280,506
#   Pembina Pipeline Corp.(B4PT2P8)....................  45,132  1,402,234
#   Pengrowth Energy Corp.............................. 129,078    345,373
#   Penn West Petroleum, Ltd.(B63FY34).................  95,909    144,916
    Penn West Petroleum, Ltd.(707887105)...............  18,200     27,118
#   Peyto Exploration & Development Corp...............  30,405    768,081
    Potash Corp. of Saskatchewan, Inc.(73755L107)......  53,608  1,958,836
    Potash Corp. of Saskatchewan, Inc.(2696980)........ 136,400  4,965,660
    Precision Drilling Corp............................  94,060    480,404
    Progressive Waste Solutions, Ltd.(B3DJGB7).........  31,442    897,212
    Progressive Waste Solutions, Ltd.(74339G101).......  14,394    410,517
    Quebecor, Inc. Class B.............................  22,000    551,428
*   Restaurant Brands International, Inc.(76131D103)...   3,122    120,760
*   Restaurant Brands International, Inc.(BTF8CF0).....  20,667    800,852
#   Ritchie Bros Auctioneers, Inc......................  16,700    418,584
#   Rogers Communications, Inc. Class B(2169051).......  64,300  2,286,200

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- ------------
CANADA -- (Continued)
    Rogers Communications, Inc. Class B(775109200).....  24,857 $    885,655
    Royal Bank of Canada(780087102)....................  18,396    1,041,030
    Royal Bank of Canada(2754383)...................... 264,667   14,942,324
    Saputo, Inc........................................  59,532    1,711,891
*   SEMAFO, Inc........................................  48,000      168,096
    Shaw Communications, Inc. Class B(82028K200).......  56,617    1,310,117
#   Shaw Communications, Inc. Class B(2801836).........  57,710    1,332,503
    ShawCor, Ltd.......................................  11,300      310,356
    Silver Wheaton Corp.(828336107)....................   6,218      142,827
    Silver Wheaton Corp.(B058ZX6)......................  54,277    1,246,829
    SNC-Lavalin Group, Inc.............................  33,100    1,095,345
    Stantec, Inc.(2854238).............................  12,900      317,246
    Stantec, Inc.(85472N109)...........................  11,106      272,763
    Sun Life Financial, Inc.(866796105)................  26,327      804,816
#   Sun Life Financial, Inc.(2566124).................. 101,431    3,101,919
    Suncor Energy, Inc.(867224107).....................  76,441    2,278,706
    Suncor Energy, Inc.(B3NB1P2)....................... 296,232    8,835,439
    Talisman Energy, Inc.(87425E103)................... 284,218    2,137,319
    Talisman Energy, Inc.(2068299)..................... 212,140    1,599,356
    Teck Resources, Ltd. Class B(878742204)............  76,044      979,447
    Teck Resources, Ltd. Class B(2879327).............. 106,334    1,376,560
    TELUS Corp.(87971M103).............................  11,037      378,569
    TELUS Corp.(2381093)...............................  39,380    1,350,889
    Thomson Reuters Corp.(2126067).....................  18,394      706,330
#   Thomson Reuters Corp.(2889371).....................  59,250    2,273,573
#   TMX Group, Ltd.....................................   2,200       81,494
    Toronto-Dominion Bank (The)(891160509).............  27,618    1,100,025
#   Toronto-Dominion Bank (The)(2897222)............... 301,119   11,990,731
*   Tourmaline Oil Corp................................  42,867    1,178,699
#   TransAlta Corp.(2901628)........................... 122,000    1,067,632
    TransAlta Corp.(89346D107).........................  19,661      171,641
    TransCanada Corp.(89353D107).......................  18,831      837,603
    TransCanada Corp.(2665184)......................... 116,088    5,165,354
    TransForce, Inc....................................  11,300      256,466
    Trican Well Service, Ltd...........................  25,700       99,103
#   Trilogy Energy Corp................................  10,639       54,422
*   Turquoise Hill Resources, Ltd.(900435108)..........  68,462      197,171
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)............ 137,337      398,814
*   Valeant Pharmaceuticals International,
      Inc.(91911K102)..................................  13,001    2,079,770
*   Valeant Pharmaceuticals International,
      Inc.(B3XSX46)....................................  56,882    9,094,763
#   Veresen, Inc.......................................  37,288      474,500
#   Vermilion Energy, Inc.(B607XS1)....................  20,827      917,358
    Vermilion Energy, Inc.(923725105)..................   3,240      141,912
    West Fraser Timber Co., Ltd........................  20,384    1,170,712
    Westjet Airlines, Ltd..............................   2,400       57,644
    Westshore Terminals Investment Corp................   6,600      166,208
#   Whitecap Resources, Inc............................  67,396      658,208
    Yamana Gold, Inc.(98462Y100).......................  41,099      168,917
#   Yamana Gold, Inc.(2219279)......................... 155,692      644,479
                                                                ------------
TOTAL CANADA...........................................          286,540,834
                                                                ------------
DENMARK -- (1.5%)
    AP Moeller - Maersk A.S. Class A...................     707    1,383,519

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
DENMARK -- (Continued)
    AP Moeller--Maersk A.S. Class B....................   1,434 $ 2,897,754
    Carlsberg A.S. Class B.............................  31,472   2,311,005
    Chr Hansen Holding A.S.............................  27,575   1,145,874
    Coloplast A.S. Class B.............................  22,103   1,742,282
    Danske Bank A.S.................................... 139,218   3,603,291
    DSV A.S............................................  57,650   1,815,843
    GN Store Nord A.S..................................  39,910     894,700
    H Lundbeck A.S.....................................  13,909     282,486
*   Jyske Bank A.S.....................................  18,789     850,451
    Novo Nordisk A.S. Class B.......................... 341,045  15,200,605
    Novo Nordisk A.S. Sponsored ADR.................... 116,555   5,193,691
    Novozymes A.S. Class B.............................  60,183   2,744,613
    Pandora A.S........................................  29,780   2,128,900
    Rockwool International A.S. Class B................   1,012     108,063
    TDC A.S............................................ 271,192   2,007,036
*   Topdanmark A.S.....................................  21,510     719,778
    Tryg A.S...........................................   5,268     616,851
*   Vestas Wind Systems A.S............................  45,586   1,771,181
*   William Demant Holding A.S.........................   5,098     386,915
                                                                -----------
TOTAL DENMARK..........................................          47,804,838
                                                                -----------
FINLAND -- (1.0%)
    Elisa Oyj..........................................  33,144     881,627
    Fortum Oyj......................................... 212,122   4,524,720
    Kesko Oyj Class B..................................  16,039     586,103
    Kone Oyj Class B...................................  72,133   3,253,356
    Metso Oyj..........................................  33,495   1,019,094
    Neste Oil Oyj......................................  58,108   1,615,891
    Nokia Oyj.......................................... 566,548   4,357,061
    Nokia Oyj Sponsored ADR............................ 184,400   1,401,440
#   Nokian Renkaat Oyj.................................  27,548     678,923
    Orion Oyj Class A..................................   3,180     104,645
    Orion Oyj Class B..................................  19,609     646,502
    Sampo Oyj Class A..................................  84,216   4,078,739
    Stora Enso Oyj Class R............................. 251,714   2,442,236
    Stora Enso Oyj Sponsored ADR.......................  12,000     116,520
    UPM-Kymmene Oyj.................................... 157,023   2,760,052
    UPM-Kymmene Oyj Sponsored ADR......................  13,000     228,280
    Valmet OYJ.........................................  27,047     348,270
    Wartsila Oyj Abp...................................  45,010   2,086,553
                                                                -----------
TOTAL FINLAND..........................................          31,130,012
                                                                -----------
FRANCE -- (8.2%)
    Accor SA...........................................  40,300   2,003,594
    Aeroports de Paris.................................   5,523     662,677
    Air Liquide SA.....................................  71,013   8,952,494
*   Alcatel-Lucent..................................... 469,735   1,625,802
#*  Alcatel-Lucent Sponsored ADR....................... 128,100     441,945
*   Alstom SA..........................................  46,699   1,521,623
    Arkema SA..........................................  23,451   1,672,867
    AtoS...............................................  31,079   2,285,230
    AXA SA............................................. 334,980   7,835,833

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
FRANCE -- (Continued)
    AXA SA Sponsored ADR...............................  48,048 $ 1,130,569
    BioMerieux.........................................   1,600     174,792
    BNP Paribas SA..................................... 203,287  10,673,656
    Bollore SA(4572709)................................ 131,498     565,952
*   Bollore SA(BQR9N80)................................     500       2,091
    Bouygues SA........................................  92,693   3,303,118
    Bureau Veritas SA..................................  48,497   1,026,964
    Cap Gemini SA......................................  37,081   2,691,342
    Carrefour SA....................................... 192,791   6,041,267
    Casino Guichard Perrachon SA.......................  26,406   2,395,615
#*  CGG SA Sponsored ADR...............................  15,607      87,555
    Christian Dior SA..................................  11,741   2,019,324
    Cie de Saint-Gobain................................ 168,056   7,159,300
    Cie Generale des Etablissements Michelin...........  67,366   6,560,231
    CNP Assurances.....................................  60,357   1,059,596
    Credit Agricole SA................................. 224,651   2,664,285
    Danone SA.......................................... 115,374   7,742,841
    Danone SA Sponsored ADR............................  12,058     162,301
    Dassault Systemes SA...............................  22,340   1,380,508
    Edenred............................................  53,484   1,537,164
    Eiffage SA.........................................  17,115     833,290
    Electricite de France SA...........................  67,202   1,821,776
*   Eramet.............................................     435      34,838
    Essilor International SA...........................  48,146   5,362,088
    Euler Hermes Group.................................   3,115     305,046
    European Aeronautic Defence and Space Co. NV....... 132,245   7,046,025
    Eutelsat Communications SA.........................  36,051   1,238,477
    Faurecia...........................................  21,329     856,709
    GDF Suez(B0C2CQ3).................................. 410,168   9,096,860
*   GDF Suez(B3B9KQ2)..................................  11,445          13
    Groupe Eurotunnel SE............................... 114,615   1,538,901
*   Groupe Fnac........................................   1,746      87,574
#   Hermes International...............................   3,344   1,134,852
    Iliad SA...........................................   5,890   1,368,048
    Imerys SA..........................................  12,925     933,252
#   Ingenico...........................................   9,652   1,009,046
    Ipsen SA...........................................   2,444     124,386
    JCDecaux SA........................................  20,073     722,240
    Kering.............................................  19,122   3,858,117
    L'Oreal SA.........................................  44,850   8,019,372
    Lafarge SA.........................................  55,892   3,829,477
    Lafarge SA Sponsored ADR...........................   1,800      30,708
    Lagardere SCA......................................  26,506     724,966
    Legrand SA.........................................  56,066   3,005,428
    LVMH Moet Hennessy Louis Vuitton SA................  57,518   9,250,293
    Natixis SA......................................... 278,268   1,769,778
*   Numericable-SFR....................................   5,324     277,981
    Orange SA(684060106)...............................  46,387     815,483
    Orange SA(5176177)................................. 462,290   8,133,101
    Pernod-Ricard SA...................................  39,241   4,705,302
*   Peugeot SA......................................... 203,205   2,929,080
    Publicis Groupe SA.................................  35,202   2,630,200
    Publicis Groupe SA ADR.............................   4,537      85,522

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- ------------
FRANCE -- (Continued)
#   Remy Cointreau SA..................................     811 $     60,025
    Renault SA.........................................  64,124    4,900,764
    Rexel SA...........................................  74,884    1,399,111
    Safran SA..........................................  54,524    3,631,288
    Sanofi............................................. 182,023   16,771,576
    Sanofi ADR.........................................  36,868    1,699,246
    Schneider Electric SE(4834108)..................... 100,220    7,533,713
    Schneider Electric SE(B11BPS1).....................     935       70,290
    SCOR SE............................................  45,879    1,428,210
    SEB SA.............................................   3,563      243,825
    SES SA.............................................  72,400    2,637,407
    Societe BIC SA.....................................   5,723      813,723
    Societe Generale SA................................ 150,386    6,038,947
*   Sodexo.............................................  16,625    1,655,632
#   Sodexo SA..........................................  19,648    1,949,365
    STMicroelectronics NV.............................. 182,024    1,511,411
    Suez Environnement Co..............................  71,410    1,312,683
    Technip SA.........................................  24,711    1,443,041
    Technip SA ADR.....................................  14,400      213,984
    Thales SA..........................................  27,931    1,470,906
    Total SA........................................... 356,850   18,317,311
#   Total SA Sponsored ADR............................. 157,489    8,112,258
    Valeo SA...........................................  18,140    2,557,770
    Vallourec SA.......................................  37,051      803,895
    Veolia Environnement SA............................  89,378    1,637,326
    Veolia Environnement SA ADR........................  17,086      311,820
    Vicat..............................................   1,981      139,127
    Vinci SA........................................... 118,246    6,211,956
    Vivendi SA......................................... 247,477    5,852,176
    Zodiac Aerospace...................................  37,651    1,248,706
                                                                ------------
TOTAL FRANCE...........................................          270,936,257
                                                                ------------
GERMANY -- (7.3%)
    Adidas AG..........................................  39,942    2,748,299
    Allianz SE.........................................  62,165   10,250,469
    Allianz SE ADR..................................... 250,286    4,129,719
    Axel Springer SE...................................  10,034      616,996
    BASF SE............................................ 183,511   16,412,790
    BASF SE Sponsored ADR..............................   8,200      734,392
    Bayer AG........................................... 153,890   22,164,975
    Bayer AG Sponsored ADR.............................  33,435    4,797,254
    Bayerische Motoren Werke AG........................  84,915    9,874,815
    Beiersdorf AG......................................  18,004    1,580,231
    Bilfinger SE.......................................   8,723      455,717
    Brenntag AG........................................  35,175    1,914,757
    Celesio AG.........................................  17,682      523,799
*   Commerzbank AG..................................... 290,074    3,477,784
    Continental AG.....................................  24,541    5,537,598
    Daimler AG......................................... 238,746   21,621,979
#   Deutsche Bank AG(D18190898)........................ 199,094    5,769,744
    Deutsche Bank AG(5750355)..........................  43,898    1,274,255
    Deutsche Boerse AG.................................  44,636    3,422,726
    Deutsche Lufthansa AG.............................. 116,955    1,978,171

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
GERMANY -- (Continued)
    Deutsche Post AG...................................   216,214 $  6,997,351
    Deutsche Telekom AG................................   665,682   11,475,085
    Deutsche Telekom AG Sponsored ADR..................    95,900    1,649,480
    Deutsche Wohnen AG.................................    74,319    1,930,538
    E.ON SE............................................   328,427    5,084,028
    E.ON SE Sponsored ADR..............................    53,950      828,672
    Fielmann AG........................................     5,420      368,410
    Fraport AG Frankfurt Airport Services Worldwide....     9,735      594,834
    Fresenius Medical Care AG & Co. KGaA...............    44,121    3,269,951
#   Fresenius Medical Care AG & Co. KGaA ADR...........    14,200      526,678
    Fresenius SE & Co. KGaA............................   139,650    7,993,108
    Fuchs Petrolub SE..................................     6,553      247,473
    GEA Group AG.......................................    40,070    1,811,178
    Hannover Rueck SE..................................    16,962    1,520,259
    HeidelbergCement AG................................    42,059    3,092,983
    Henkel AG & Co. KGaA...............................    25,587    2,618,117
    Hochtief AG........................................    10,911      758,810
    Hugo Boss AG.......................................     9,284    1,198,656
    Infineon Technologies AG...........................   279,308    3,130,159
    K+S AG.............................................    46,189    1,458,335
    Lanxess AG.........................................    31,166    1,493,882
    Linde AG...........................................    36,255    6,945,383
    MAN SE.............................................     7,842      836,066
    Merck KGaA.........................................    40,496    4,046,218
*   Metro AG...........................................    58,161    1,789,700
    MTU Aero Engines AG................................    16,749    1,532,311
    Muenchener Rueckversicherungs-Gesellschaft AG......    36,954    7,408,598
*   Osram Licht AG.....................................    19,058      876,039
    Puma SE............................................       790      150,360
*   QIAGEN NV..........................................    51,277    1,173,175
    Rhoen Klinikum AG..................................     7,853      208,053
    RWE AG.............................................   194,239    5,388,075
    SAP SE.............................................   139,819    9,125,672
#   SAP SE Sponsored ADR...............................    21,919    1,432,626
#*  SGL Carbon SE......................................       819       13,003
#   Siemens AG.........................................   134,193   14,175,727
    Software AG........................................       943       24,958
#   Suedzucker AG......................................    17,838      224,299
    Symrise AG.........................................    21,569    1,411,753
*   Talanx AG..........................................    11,574      352,501
    Telefonica Deutschland Holding AG..................   121,586      674,532
#*  ThyssenKrupp AG....................................   107,795    2,800,370
    United Internet AG.................................    28,463    1,233,023
    Volkswagen AG......................................     7,777    1,726,696
#   Wacker Chemie AG...................................     5,787      619,637
    Wirecard AG........................................     8,066      360,544
                                                                  ------------
TOTAL GERMANY..........................................            241,863,776
                                                                  ------------
HONG KONG -- (2.8%)
    AIA Group, Ltd..................................... 2,314,400   13,420,104
    ASM Pacific Technology, Ltd........................    49,600      448,067
    Bank of East Asia, Ltd.............................   394,401    1,638,781
    BOC Hong Kong Holdings, Ltd........................   725,000    2,541,261

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
HONG KONG -- (Continued)
#*  Brightoil Petroleum Holdings, Ltd..................   333,000 $   80,886
    Cathay Pacific Airways, Ltd........................   501,000  1,165,018
    Cheung Kong Holdings, Ltd..........................   281,600  5,373,710
    Cheung Kong Infrastructure Holdings, Ltd...........   140,000  1,149,017
#   Chow Tai Fook Jewellery Group, Ltd.................   237,600    314,392
    CLP Holdings, Ltd..................................   347,400  3,105,920
    Esprit Holdings, Ltd...............................   486,920    550,502
*   FIH Mobile, Ltd....................................   627,000    278,920
    First Pacific Co., Ltd.............................   940,400    954,266
    Galaxy Entertainment Group, Ltd....................   502,000  2,618,831
*   Global Brands Group Holding, Ltd................... 1,312,000    247,192
    Hang Lung Group, Ltd...............................   228,000  1,087,269
    Hang Lung Properties, Ltd..........................   576,000  1,686,211
    Hang Seng Bank, Ltd................................   146,600  2,563,855
    Henderson Land Development Co., Ltd................   299,406  2,144,042
    Hong Kong & China Gas Co., Ltd..................... 1,287,151  2,950,840
    Hong Kong Exchanges and Clearing, Ltd..............   241,916  5,567,732
    Hongkong & Shanghai Hotels (The)...................    94,525    135,231
    Hopewell Holdings, Ltd.............................   144,500    541,530
    Hutchison Whampoa, Ltd.............................   413,500  5,472,327
    Hysan Development Co., Ltd.........................   184,638    894,765
    Johnson Electric Holdings, Ltd.....................   111,125    404,266
    Kerry Logistics Network, Ltd.......................    69,696    106,303
    Kerry Properties, Ltd..............................   289,893  1,029,945
    L'Occitane International SA........................   112,750    284,530
    Li & Fung, Ltd..................................... 1,312,000  1,295,015
    Lifestyle International Holdings, Ltd..............    80,500    158,415
#   Melco Crown Entertainment, Ltd.....................     1,500     12,031
    Melco Crown Entertainment, Ltd. ADR................    34,736    833,664
#   Melco International Development, Ltd...............   179,000    356,860
    MGM China Holdings, Ltd............................   194,000    471,902
    MTR Corp., Ltd.....................................   326,436  1,446,122
    New World Development Co., Ltd..................... 2,152,587  2,571,961
    NWS Holdings, Ltd..................................   323,656    599,018
    Orient Overseas International, Ltd.................    63,000    410,569
    PCCW, Ltd.......................................... 1,313,712    868,093
    Power Assets Holdings, Ltd.........................   251,707  2,626,177
#   Prada SpA..........................................   106,600    625,192
    Samsonite International SA.........................   361,500  1,097,108
    Sands China, Ltd...................................   508,800  2,470,505
    Shangri-La Asia, Ltd...............................   355,655    460,769
    Sino Land Co., Ltd.................................   809,267  1,357,501
    SJM Holdings, Ltd..................................   397,000    579,796
    Sun Hung Kai Properties, Ltd.......................   328,108  5,330,638
    Swire Pacific, Ltd. Class A........................   178,000  2,383,700
    Swire Pacific, Ltd. Class B........................   150,000    366,444
    Swire Properties, Ltd..............................   195,600    631,736
    Techtronic Industries Co., Ltd.....................   329,500  1,076,070
    Television Broadcasts, Ltd.........................    52,000    323,115
#   VTech Holdings, Ltd................................    24,800    348,465
    Wharf Holdings, Ltd. (The).........................   311,609  2,534,432
    Wheelock & Co., Ltd................................   264,000  1,497,052
#   Wynn Macau, Ltd....................................   328,000    906,182

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
HONG KONG -- (Continued)
    Xinyi Glass Holdings, Ltd..........................   396,000 $   208,803
    Yue Yuen Industrial Holdings, Ltd..................   244,500     917,685
                                                                  -----------
TOTAL HONG KONG........................................            93,520,733
                                                                  -----------
IRELAND -- (0.4%)
*   Bank of Ireland.................................... 6,250,916   1,881,330
#*  Bank of Ireland Sponsored ADR......................    17,922     216,139
    CRH P.L.C.(4182249)................................    19,730     475,999
    CRH P.L.C.(0182704)................................    58,738   1,419,047
    CRH P.L.C. Sponsored ADR...........................   103,004   2,486,517
    Dragon Oil P.L.C...................................    43,868     364,134
    Glanbia P.L.C......................................    13,243     213,213
    Kerry Group P.L.C. Class A(0490656)................    18,318   1,319,845
    Kerry Group P.L.C. Class A(4519579)................    18,895   1,369,401
    Paddy Power P.L.C..................................     1,180      91,964
*   Ryanair Holdings P.L.C.............................    33,520     389,474
    Smurfit Kappa Group P.L.C..........................    89,067   2,189,739
                                                                  -----------
TOTAL IRELAND..........................................            12,416,802
                                                                  -----------
ISRAEL -- (0.5%)
    Azrieli Group......................................     7,492     258,457
    Bank Hapoalim BM...................................   321,328   1,427,356
*   Bank Leumi Le-Israel BM............................   394,145   1,314,040
    Bezeq The Israeli Telecommunication Corp., Ltd.....   488,622     779,251
*   Cellcom Israel, Ltd................................     2,105      11,116
    Delek Group, Ltd...................................     1,225     299,639
    Elbit Systems, Ltd.(6308913).......................     7,453     458,248
    Elbit Systems, Ltd.(M3760D101).....................     1,593      98,431
    First International Bank Of Israel, Ltd............     2,402      30,134
    Frutarom Industries, Ltd...........................       770      24,128
    Israel Chemicals, Ltd..............................    90,160     647,876
*   Israel Discount Bank, Ltd. Class A.................   307,005     479,663
    Migdal Insurance & Financial Holding, Ltd..........    85,601     101,914
*   Mizrahi Tefahot Bank, Ltd..........................    32,493     354,585
    NICE Systems, Ltd. Sponsored ADR...................    11,926     583,778
    Osem Investments, Ltd..............................     9,419     166,880
*   Partner Communications Co., Ltd....................     8,183      27,713
*   Partner Communications Co., Ltd. ADR...............     3,525      11,738
    Paz Oil Co., Ltd...................................        85      10,877
*   Strauss Group, Ltd.................................     6,801      99,615
    Teva Pharmaceutical Industries, Ltd................     6,037     342,862
    Teva Pharmaceutical Industries, Ltd.
     Sponsored ADR.....................................   157,023   8,928,328
                                                                  -----------
TOTAL ISRAEL...........................................            16,456,629
                                                                  -----------
ITALY -- (1.8%)
    Assicurazioni Generali SpA.........................   222,046   4,686,408
    Atlantia SpA.......................................    98,127   2,525,652
#*  Banca Carige SpA...................................   534,438      35,786
*   Banca Monte dei Paschi di Siena SpA................   503,756     227,748
*   Banca Popolare dell'Emilia Romagna SC..............     7,289      49,158
*   Banco Popolare SC..................................    98,647   1,244,911
    CNH Industrial NV..................................   213,387   1,624,466

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
ITALY -- (Continued)
    Davide Campari-Milano SpA..........................    51,808 $   351,177
    Enel Green Power SpA...............................   435,451     860,798
    Enel SpA........................................... 1,243,206   5,617,250
    Eni SpA............................................   435,529   7,329,333
#   Eni SpA Sponsored ADR..............................    69,229   2,346,863
#*  Fiat Chrysler Automobiles NV.......................     7,000      92,470
*   Finmeccanica SpA...................................   102,014   1,114,153
    GTECH SpA..........................................     9,353     183,831
    Intesa Sanpaolo SpA................................ 2,303,099   6,734,859
    Intesa Sanpaolo SpA Sponsored ADR..................     9,000     156,780
    Luxottica Group SpA................................    36,285   2,157,580
    Luxottica Group SpA Sponsored ADR..................       875      51,861
*   Mediaset SpA.......................................   139,616     634,006
    Mediobanca SpA.....................................   170,811   1,479,601
    Mediolanum SpA.....................................    62,837     446,837
    Parmalat SpA.......................................    80,329     227,469
    Pirelli & C. SpA...................................    58,843     834,327
    Prysmian SpA.......................................    33,580     621,181
#*  Saipem SpA.........................................    57,784     519,862
    Salvatore Ferragamo SpA............................     9,142     264,648
    Snam SpA...........................................   345,010   1,688,081
#*  Telecom Italia SpA................................. 3,417,600   3,971,136
*   Telecom Italia SpA Sponsored ADR...................    80,065     920,748
    Tenaris SA(2167367)................................    37,841   1,068,630
    Tenaris SA(7538515)................................    21,859     308,460
    Terna Rete Elettrica Nazionale SpA.................   395,389   1,733,515
#   Tod's SpA..........................................     2,308     237,158
    UniCredit SpA......................................   917,593   5,409,446
    Unione di Banche Italiane SCPA.....................   248,727   1,710,820
    UnipolSai SpA......................................   243,533     675,072
                                                                  -----------
TOTAL ITALY............................................            60,142,081
                                                                  -----------
JAPAN -- (19.1%)
    77 Bank, Ltd. (The)................................    81,000     447,967
    ABC-Mart, Inc......................................     6,600     329,228
#   Advantest Corp.....................................    18,340     232,679
    Advantest Corp. ADR................................    10,000     126,700
#   Aeon Co., Ltd......................................   376,500   3,976,643
    Aeon Mall Co., Ltd.................................     9,548     158,283
    Air Water, Inc.....................................    47,000     808,694
    Aisin Seiki Co., Ltd...............................    74,100   2,588,729
    Ajinomoto Co., Inc.................................   118,000   2,431,684
    Alfresa Holdings Corp..............................    39,400     467,120
    Alps Electric Co., Ltd.............................    63,000   1,311,509
    Amada Co., Ltd.....................................    97,000     884,061
    ANA Holdings, Inc..................................   257,000     709,758
#   Anritsu Corp.......................................    24,000     157,358
    Aoyama Trading Co., Ltd............................     6,300     211,739
    Aozora Bank, Ltd...................................   212,000     771,506
    Asahi Glass Co., Ltd...............................   302,000   1,606,635
    Asahi Group Holdings, Ltd..........................    79,300   2,601,579
    Asahi Kasei Corp...................................   393,000   3,881,291
    Asics Corp.........................................    37,300     915,318

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Astellas Pharma, Inc............................... 405,275 $6,259,616
    Autobacs Seven Co., Ltd............................   9,900    144,942
    Awa Bank, Ltd. (The)...............................  29,000    156,292
    Azbil Corp.........................................  10,400    258,408
    Bandai Namco Holdings, Inc.........................  43,400    878,728
    Bank of Kyoto, Ltd. (The).......................... 105,000    880,287
    Bank of Yokohama, Ltd. (The)....................... 334,000  1,802,218
    Benesse Holdings, Inc..............................  19,900    595,082
#   Bic Camera, Inc....................................   8,200     92,942
    Bridgestone Corp................................... 144,800  5,787,269
    Brother Industries, Ltd............................  67,800  1,161,129
    Calbee, Inc........................................  14,700    574,034
    Calsonic Kansei Corp...............................  43,000    244,332
    Canon Marketing Japan, Inc.........................  14,800    268,932
    Canon, Inc......................................... 160,100  5,064,832
#   Canon, Inc. Sponsored ADR..........................  68,804  2,168,014
#   Casio Computer Co., Ltd............................  46,400    726,383
    Central Japan Railway Co...........................  27,100  4,647,206
    Century Tokyo Leasing Corp.........................  16,700    394,838
    Chiba Bank, Ltd. (The)............................. 213,000  1,435,443
#   Chiyoda Corp.......................................  28,000    215,653
*   Chubu Electric Power Co., Inc...................... 118,200  1,560,711
    Chugai Pharmaceutical Co., Ltd.....................  43,400  1,297,482
    Chugoku Bank, Ltd. (The)...........................  45,000    640,115
    Chugoku Electric Power Co., Inc. (The).............  51,000    705,099
    Citizen Holdings Co., Ltd..........................  93,900    749,521
#   Coca-Cola East Japan Co., Ltd......................  21,800    362,969
#   Coca-Cola West Co., Ltd............................  14,900    213,119
#   COLOPL, Inc........................................   8,700    198,828
    COMSYS Holdings Corp...............................  24,700    336,025
#   Cosmo Oil Co., Ltd................................. 128,000    172,580
    Cosmos Pharmaceutical Corp.........................   1,700    273,927
    Credit Saison Co., Ltd.............................  32,000    539,085
    Dai Nippon Printing Co., Ltd....................... 175,000  1,573,845
    Dai-ichi Life Insurance Co., Ltd. (The)............ 184,300  2,469,179
    Daicel Corp........................................  98,000  1,218,447
#   Daido Steel Co., Ltd...............................  82,000    321,185
#   Daihatsu Motor Co., Ltd............................  90,100  1,256,397
    Daiichi Sankyo Co., Ltd............................ 139,646  2,025,894
    Daiichikosho Co., Ltd..............................   8,200    237,469
    Daikin Industries, Ltd.............................  52,200  3,632,387
    Daikyo, Inc........................................  98,000    144,828
    Daito Trust Construction Co., Ltd..................  17,100  1,903,483
    Daiwa House Industry Co., Ltd...................... 119,000  2,191,453
    Daiwa Securities Group, Inc........................ 326,000  2,368,639
#   Dena Co., Ltd......................................  41,500    545,713
    Denki Kagaku Kogyo K.K............................. 113,000    445,233
    Denso Corp.........................................  88,800  3,928,361
    Dentsu, Inc........................................  40,100  1,646,926
    DIC Corp........................................... 389,000    963,088
    Disco Corp.........................................   5,700    522,197
    DMG Mori Seiki Co., Ltd............................  18,200    236,069
    Don Quijote Holdings Co., Ltd......................  12,400    902,814

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Dowa Holdings Co., Ltd.............................  94,200 $  752,157
    East Japan Railway Co..............................  63,100  4,873,724
    Ebara Corp......................................... 125,000    480,801
    Eisai Co., Ltd.....................................  48,900  2,438,072
    Electric Power Development Co., Ltd................  18,300    666,653
    Exedy Corp.........................................   5,600    123,151
    Ezaki Glico Co., Ltd...............................   7,500    307,195
    FamilyMart Co., Ltd................................  16,300    706,014
    FANUC Corp.........................................  35,700  5,995,434
    Fast Retailing Co., Ltd............................  11,300  4,192,027
#   FP Corp............................................   3,400    118,663
    Fuji Electric Co., Ltd............................. 184,000    786,821
    Fuji Heavy Industries, Ltd......................... 133,586  4,818,085
    Fuji Media Holdings, Inc...........................  15,800    198,613
    FUJIFILM Holdings Corp.............................  96,300  3,254,717
    Fujitsu, Ltd....................................... 437,440  2,311,643
    Fukuoka Financial Group, Inc....................... 211,000  1,053,052
#   Fukuyama Transporting Co., Ltd.....................  29,000    162,155
#   Furukawa Electric Co., Ltd......................... 127,000    211,263
    Glory, Ltd.........................................  14,900    390,477
#   Gree, Inc..........................................  27,200    154,945
    GS Yuasa Corp...................................... 106,000    478,367
#*  GungHo Online Entertainment, Inc...................  77,200    264,989
    Gunma Bank, Ltd. (The)............................. 124,000    815,303
    H2O Retailing Corp.................................  22,500    397,422
    Hachijuni Bank, Ltd. (The)......................... 105,000    691,948
    Hakuhodo DY Holdings, Inc..........................  47,200    469,145
    Hamamatsu Photonics K.K............................  16,700    786,843
    Hankyu Hanshin Holdings, Inc....................... 344,000  1,912,101
    Haseko Corp........................................  87,800    713,379
    Heiwa Corp.........................................  20,600    414,361
    Hikari Tsushin, Inc................................   3,800    218,354
    Hino Motors, Ltd...................................  53,600    758,893
    Hiroshima Bank, Ltd. (The)......................... 138,000    686,437
    HIS Co., Ltd.......................................   4,700    161,160
    Hisamitsu Pharmaceutical Co., Inc..................  11,500    391,283
    Hitachi Capital Corp...............................  24,800    487,586
    Hitachi Chemical Co., Ltd..........................  25,900    521,060
    Hitachi Construction Machinery Co., Ltd............  34,000    628,578
    Hitachi High-Technologies Corp.....................  13,265    412,076
    Hitachi Metals, Ltd................................  58,000    945,126
    Hitachi Transport System, Ltd......................   8,415    110,089
    Hitachi, Ltd....................................... 793,000  5,988,808
    Hitachi, Ltd. ADR..................................  34,892  2,630,159
#*  Hokkaido Electric Power Co., Inc...................  48,900    394,995
    Hokuhoku Financial Group, Inc...................... 267,000    550,196
    Hokuriku Electric Power Co.........................  49,400    698,128
    Honda Motor Co., Ltd............................... 219,377  6,619,646
#   Honda Motor Co., Ltd. Sponsored ADR................ 132,783  4,012,702
    Horiba, Ltd........................................   3,800    123,771
    Hoshizaki Electric Co., Ltd........................   6,500    329,539
#   House Foods Group, Inc.............................  16,300    326,104
    Hoya Corp..........................................  94,500  3,662,119

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    Ibiden Co., Ltd....................................    44,500 $  668,984
    Idemitsu Kosan Co., Ltd............................    40,500    676,022
    IHI Corp...........................................   321,000  1,672,432
    Iida Group Holdings Co., Ltd.......................    49,700    618,149
    Inpex Corp.........................................   160,800  1,779,470
    Isetan Mitsukoshi Holdings, Ltd....................    88,080  1,248,911
    Isuzu Motors, Ltd..................................   171,400  2,281,763
#   Ito En, Ltd........................................    16,500    316,967
    ITOCHU Corp........................................   321,600  3,256,346
    Itochu Techno-Solutions Corp.......................     5,900    210,554
#   Iwatani Corp.......................................    59,000    380,897
    Iyo Bank, Ltd. (The)...............................    61,700    711,965
    Izumi Co., Ltd.....................................    16,300    584,594
    J Front Retailing Co., Ltd.........................    69,600    886,929
    Japan Airlines Co., Ltd............................    24,100    815,920
    Japan Airport Terminal Co., Ltd....................     5,800    261,346
    Japan Aviation Electronics Industry, Ltd...........     7,000    158,207
    Japan Exchange Group, Inc..........................    61,200  1,424,152
#   Japan Steel Works, Ltd. (The)......................    76,000    304,015
    Japan Tobacco, Inc.................................   251,000  6,836,400
    JFE Holdings, Inc..................................   106,400  2,343,711
    JGC Corp...........................................    36,000    732,163
    Joyo Bank, Ltd. (The)..............................   170,000    854,455
    JSR Corp...........................................    36,100    636,291
    JTEKT Corp.........................................    63,260  1,043,293
    JX Holdings, Inc...................................   663,070  2,446,882
#   K's Holdings Corp..................................    10,139    297,781
#   Kagome Co., Ltd....................................    17,600    278,720
    Kagoshima Bank, Ltd. (The).........................    13,000     81,345
    Kajima Corp........................................   173,000    684,478
    Kakaku.com, Inc....................................    30,400    430,045
    Kaken Pharmaceutical Co., Ltd......................    13,000    276,622
    Kamigumi Co., Ltd..................................    67,000    669,534
    Kaneka Corp........................................    89,000    543,220
*   Kansai Electric Power Co., Inc. (The)..............   123,800  1,197,008
    Kansai Paint Co., Ltd..............................    40,000    699,132
    Kao Corp...........................................   113,100  4,959,213
#   Kawasaki Heavy Industries, Ltd.....................   382,000  1,830,209
#   Kawasaki Kisen Kaisha, Ltd.........................   324,000    927,439
    KDDI Corp..........................................   132,000  9,317,735
#   Keihan Electric Railway Co., Ltd...................   141,000    856,031
#   Keikyu Corp........................................    80,000    623,959
    Keio Corp..........................................    97,000    789,867
    Keisei Electric Railway Co., Ltd...................    67,000    863,096
    Keiyo Bank, Ltd. (The).............................    43,000    234,599
    Kewpie Corp........................................    21,800    506,156
    Keyence Corp.......................................     8,651  4,043,790
    Kikkoman Corp......................................    32,000    943,843
    Kinden Corp........................................    35,000    414,583
    Kintetsu Corp......................................   309,280  1,090,335
    Kirin Holdings Co., Ltd............................   178,000  2,396,630
#   Kobayashi Pharmaceutical Co., Ltd..................     8,700    581,852
    Kobe Steel, Ltd.................................... 1,710,000  2,999,013

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    Koito Manufacturing Co., Ltd.......................    22,700 $  738,099
    Komatsu, Ltd.......................................   196,000  3,843,449
    Komeri Co., Ltd....................................     5,000    107,241
    Konami Corp........................................    20,500    382,500
    Konami Corp. ADR...................................     3,500     65,975
    Konica Minolta, Inc................................   164,200  1,806,924
    Kose Corp..........................................     6,390    286,091
    Kubota Corp........................................   187,000  2,776,087
    Kubota Corp. Sponsored ADR.........................     8,151    604,519
    Kuraray Co., Ltd...................................    75,000    941,766
    Kurita Water Industries, Ltd.......................    27,000    575,194
    Kyocera Corp.......................................    42,800  1,883,827
    Kyocera Corp. Sponsored ADR........................    21,658    946,888
    KYORIN Holdings, Inc...............................     5,400    109,182
    Kyowa Hakko Kirin Co., Ltd.........................    53,000    603,538
*   Kyushu Electric Power Co., Inc.....................    72,100    695,776
    Lawson, Inc........................................    15,300  1,000,335
*   Leopalace21 Corp...................................     6,300     40,763
    Lintec Corp........................................    13,800    303,672
#   Lion Corp..........................................    47,000    255,323
    LIXIL Group Corp...................................    65,240  1,271,140
    M3, Inc............................................    38,900    782,501
    Maeda Road Construction Co., Ltd...................     9,000    142,026
    Makita Corp........................................    20,200    896,002
    Makita Corp. Sponsored ADR.........................     1,630     76,773
    Marubeni Corp......................................   468,900  2,588,204
    Marui Group Co., Ltd...............................    58,400    607,044
    Matsui Securities Co., Ltd.........................    34,300    290,100
    Matsumotokiyoshi Holdings Co., Ltd.................     5,200    171,368
    Mazda Motor Corp...................................   121,699  2,499,752
#   McDonald's Holdings Co. Japan, Ltd.................    12,400    271,983
    Medipal Holdings Corp..............................    30,300    353,519
    MEIJI Holdings Co., Ltd............................    15,356  1,687,264
    Minebea Co., Ltd...................................    74,000  1,141,684
    Miraca Holdings, Inc...............................    17,700    792,726
    MISUMI Group, Inc..................................    18,400    687,303
    Mitsubishi Chemical Holdings Corp..................   770,490  3,993,319
    Mitsubishi Corp....................................   290,000  5,059,108
    Mitsubishi Electric Corp...........................   380,000  4,394,977
    Mitsubishi Estate Co., Ltd.........................   237,000  4,768,619
    Mitsubishi Gas Chemical Co., Inc...................   112,000    506,391
    Mitsubishi Heavy Industries, Ltd...................   591,000  3,262,079
    Mitsubishi Logistics Corp..........................    26,000    386,675
    Mitsubishi Materials Corp..........................   521,000  1,642,901
    Mitsubishi Motors Corp.............................   194,599  1,645,180
    Mitsubishi Shokuhin Co., Ltd.......................     1,100     24,417
    Mitsubishi Tanabe Pharma Corp......................    40,400    638,685
    Mitsubishi UFJ Financial Group, Inc................ 1,164,572  6,188,845
    Mitsubishi UFJ Financial Group, Inc. ADR........... 1,455,897  7,716,254
    Mitsui & Co., Ltd..................................   310,100  3,945,945
    Mitsui & Co., Ltd. Sponsored ADR...................     2,559    649,986
    Mitsui Chemicals, Inc..............................   282,000    825,123
    Mitsui Engineering & Shipbuilding Co., Ltd.........   114,000    185,341

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    Mitsui Fudosan Co., Ltd............................   157,000 $3,969,210
    Mitsui Mining & Smelting Co., Ltd..................   148,000    309,050
#   Mitsui OSK Lines, Ltd..............................   363,000  1,225,473
#   Mizuho Financial Group, Inc........................ 4,320,005  7,063,717
    Mizuho Financial Group, Inc. ADR...................   312,894  1,007,519
    Mochida Pharmaceutical Co., Ltd....................     1,600     87,859
    MS&AD Insurance Group Holdings.....................    98,095  2,385,101
    Murata Manufacturing Co., Ltd......................    40,600  4,382,943
#   Nabtesco Corp......................................    29,000    748,678
    Nagase & Co., Ltd..................................    27,100    336,899
    Nagoya Railroad Co., Ltd...........................   121,000    475,350
    Nankai Electric Railway Co., Ltd...................   124,000    496,424
    Nanto Bank, Ltd. (The).............................     2,000      6,705
    NEC Corp........................................... 1,001,546  2,829,021
    Nexon Co., Ltd.....................................    20,400    200,806
    NGK Insulators, Ltd................................    55,000  1,108,318
    NGK Spark Plug Co., Ltd............................    34,000  1,007,926
    NH Foods, Ltd......................................    43,000  1,063,051
    NHK Spring Co., Ltd................................    54,500    491,580
    Nichirei Corp......................................    34,000    180,231
    Nidec Corp.........................................    30,300  2,061,853
    Nidec Corp. ADR....................................    53,108    903,367
    Nifco, Inc.........................................    12,300    423,698
    Nihon Kohden Corp..................................     5,400    267,111
#   Nikon Corp.........................................    87,200  1,106,420
#   Nintendo Co., Ltd..................................    16,700  1,610,874
    Nippo Corp.........................................    15,000    233,242
    Nippon Electric Glass Co., Ltd.....................    97,500    503,201
    Nippon Express Co., Ltd............................   284,000  1,656,800
    Nippon Kayaku Co., Ltd.............................    36,000    502,199
    Nippon Paint Holdings Co., Ltd.....................    28,000    877,107
    Nippon Paper Industries Co., Ltd...................    28,300    446,265
#   Nippon Shinyaku Co., Ltd...........................     7,000    231,240
    Nippon Shokubai Co., Ltd...........................    38,000    510,435
    Nippon Steel & Sumitomo Metal Corp................. 1,589,420  3,714,940
    Nippon Telegraph & Telephone Corp..................    63,600  3,764,276
    Nippon Telegraph & Telephone Corp. ADR.............    12,525    369,989
    Nippon Television Holdings, Inc....................    12,900    210,570
    Nippon Yusen K.K...................................   595,000  1,769,000
#   Nipro Corp.........................................    26,900    235,602
    Nishi-Nippon City Bank, Ltd. (The).................   179,000    581,277
    Nishi-Nippon Railroad Co., Ltd.....................    53,000    229,448
    Nissan Chemical Industries, Ltd....................    35,600    655,439
    Nissan Motor Co., Ltd..............................   636,400  5,426,721
    Nissan Shatai Co., Ltd.............................    22,000    241,772
    Nisshin Seifun Group, Inc..........................    68,970    848,244
    Nisshin Steel Co., Ltd.............................    11,700    121,111
    Nisshinbo Holdings, Inc............................    39,000    438,250
    Nissin Foods Holdings Co., Ltd.....................    10,000    539,697
    Nitori Holdings Co., Ltd...........................    15,700    887,670
    Nitto Denko Corp...................................    41,700  2,489,425
    NOK Corp...........................................    20,980    603,497
    Nomura Holdings, Inc...............................   378,900  2,014,478

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Nomura Holdings, Inc. ADR.......................... 354,797 $1,876,876
    Nomura Real Estate Holdings, Inc...................  37,700    634,369
    Nomura Research Institute, Ltd.....................  25,900    879,405
    NSK, Ltd........................................... 108,000  1,265,607
    NTN Corp........................................... 181,000    774,629
    NTT Data Corp......................................  36,800  1,399,793
    NTT DOCOMO, Inc.................................... 284,928  4,809,956
    NTT DOCOMO, Inc. Sponsored ADR.....................  51,866    875,498
    NTT Urban Development Corp.........................  27,400    262,881
    Obayashi Corp...................................... 121,000    765,957
    Obic Co., Ltd......................................  14,300    479,690
    Odakyu Electric Railway Co., Ltd................... 107,000  1,040,921
    Oji Holdings Corp.................................. 330,000  1,243,923
#   OKUMA Corp.........................................  27,000    229,744
*   Olympus Corp.......................................  52,200  1,805,287
    Omron Corp.........................................  45,500  1,819,028
    Oracle Corp. Japan.................................   9,600    399,120
    Oriental Land Co., Ltd.............................  11,300  2,737,886
    Osaka Gas Co., Ltd................................. 315,000  1,241,615
    OSG Corp...........................................   9,900    182,277
    Otsuka Corp........................................  13,800    476,484
    Otsuka Holdings Co., Ltd...........................  69,200  2,140,983
    Panasonic Corp..................................... 391,889  4,451,810
#   Panasonic Corp. Sponsored ADR...................... 108,991  1,237,048
    Park24 Co., Ltd....................................  18,900    323,389
    Pigeon Corp........................................   7,800    487,019
    Pola Orbis Holdings, Inc...........................   5,200    221,439
#*  Rakuten, Inc....................................... 186,100  2,576,419
    Resona Holdings, Inc............................... 535,000  2,654,247
#   Resorttrust, Inc...................................  15,100    361,645
    Ricoh Co., Ltd..................................... 266,500  2,599,807
    Rinnai Corp........................................   5,500    368,151
    Rohm Co., Ltd......................................  17,900  1,150,824
    Rohto Pharmaceutical Co., Ltd......................  18,500    248,481
    Ryohin Keikaku Co., Ltd............................   3,500    387,722
    Sankyo Co., Ltd....................................  13,000    467,221
    Sankyu, Inc........................................   7,000     28,003
#   Sanrio Co., Ltd....................................   9,900    245,306
    Santen Pharmaceutical Co., Ltd.....................  10,100    630,286
    Sanwa Holdings Corp................................  42,000    290,437
    Sapporo Holdings, Ltd.............................. 115,000    484,410
    Sawai Pharmaceutical Co., Ltd......................   8,200    496,221
    SBI Holdings, Inc..................................  77,350    826,530
    SCSK Corp..........................................   7,500    186,759
    Secom Co., Ltd.....................................  41,100  2,385,695
    Sega Sammy Holdings, Inc...........................  41,648    542,349
#   Seiko Epson Corp...................................  34,600  1,405,207
    Seino Holdings Co., Ltd............................  35,000    380,846
    Sekisui Chemical Co., Ltd.......................... 145,000  1,585,829
#   Sekisui House, Ltd................................. 188,460  2,437,075
    Seven & I Holdings Co., Ltd........................ 150,576  5,510,191
    Seven Bank, Ltd.................................... 122,700    549,176
#*  Sharp Corp......................................... 431,000    843,689

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
JAPAN -- (Continued)
    Shiga Bank, Ltd. (The).............................  47,000 $   262,168
*   Shikoku Electric Power Co., Inc....................  39,500     496,713
    Shimadzu Corp......................................  55,000     571,441
    Shimamura Co., Ltd.................................   5,800     515,916
    Shimano, Inc.......................................  15,900   2,101,876
    Shimizu Corp....................................... 118,000     814,158
    Shin-Etsu Chemical Co., Ltd........................  80,800   5,350,106
#   Shinsei Bank, Ltd.................................. 432,000     783,010
    Shionogi & Co., Ltd................................  59,900   1,797,434
#   Shiseido Co., Ltd..................................  92,400   1,481,978
    Shizuoka Bank, Ltd. (The).......................... 149,000   1,361,520
#   Showa Denko K.K.................................... 730,000     932,996
    Showa Shell Sekiyu K.K.............................  64,300     627,539
    SKY Perfect JSAT Holdings, Inc.....................  54,800     331,862
    SMC Corp...........................................   9,900   2,654,853
    Softbank Corp...................................... 218,700  12,870,860
    Sohgo Security Services Co., Ltd...................  10,300     263,622
#   Sojitz Corp........................................ 317,800     410,790
    Sompo Japan Nipponkoa Holdings, Inc................  82,950   2,301,614
    Sony Corp.......................................... 162,300   3,817,471
    Sony Corp. Sponsored ADR...........................  74,848   1,743,210
    Sony Financial Holdings, Inc.......................  38,200     530,904
    Sotetsu Holdings, Inc..............................  83,000     379,564
    Square Enix Holdings Co., Ltd......................  20,200     443,475
    Stanley Electric Co., Ltd..........................  36,700     816,834
    Start Today Co., Ltd...............................  10,500     212,239
    Sugi Holdings Co., Ltd.............................   7,100     333,363
#*  Sumco Corp.........................................  32,100     538,728
    Sumitomo Chemical Co., Ltd......................... 812,000   3,194,652
    Sumitomo Corp...................................... 235,900   2,327,944
    Sumitomo Dainippon Pharma Co., Ltd.................  46,700     490,917
    Sumitomo Electric Industries, Ltd.................. 187,400   2,414,776
    Sumitomo Forestry Co., Ltd.........................  35,800     332,975
    Sumitomo Heavy Industries, Ltd..................... 133,000     719,717
    Sumitomo Metal Mining Co., Ltd..................... 139,000   1,986,599
    Sumitomo Mitsui Financial Group, Inc............... 286,140   9,601,952
    Sumitomo Mitsui Trust Holdings, Inc................ 684,210   2,406,042
    Sumitomo Osaka Cement Co., Ltd.....................  51,000     148,300
    Sumitomo Realty & Development Co., Ltd.............  72,000   2,296,592
    Sumitomo Rubber Industries, Ltd....................  61,000     948,579
    Sundrug Co., Ltd...................................   6,300     267,415
    Suntory Beverage & Food, Ltd.......................   5,100     178,849
    Suruga Bank, Ltd...................................  32,000     600,825
    Suzuken Co., Ltd...................................  16,280     458,647
    Suzuki Motor Corp..................................  74,900   2,368,350
    Sysmex Corp........................................  30,300   1,354,021
    T&D Holdings, Inc.................................. 180,800   2,036,095
    Tadano, Ltd........................................  32,000     385,146
    Taiheiyo Cement Corp............................... 342,000   1,003,550
    Taisei Corp........................................ 183,000   1,061,493
    Taiyo Nippon Sanso Corp............................   8,000      95,847
    Takara Holdings, Inc...............................  23,000     146,708
    Takashimaya Co., Ltd...............................  68,000     596,434

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
JAPAN -- (Continued)
#   Takata Corp........................................  10,000 $   116,632
    Takeda Pharmaceutical Co., Ltd..................... 142,300   7,109,215
    TDK Corp...........................................  38,600   2,405,614
    TDK Corp. Sponsored ADR............................   1,900     121,315
    Teijin, Ltd........................................ 404,000   1,203,453
    Terumo Corp........................................  53,600   1,329,223
    THK Co., Ltd.......................................  20,000     485,710
    Tobu Railway Co., Ltd.............................. 168,000     807,923
#   Toho Co., Ltd......................................  18,200     411,813
    Toho Gas Co., Ltd.................................. 101,000     548,812
    Toho Holdings Co., Ltd.............................   7,100      98,889
    Tohoku Electric Power Co., Inc.....................  74,300     935,930
    Tokai Rika Co., Ltd................................  17,400     358,301
    Tokai Tokyo Financial Holdings, Inc................  42,100     279,198
    Tokio Marine Holdings, Inc......................... 138,400   4,831,847
    Tokio Marine Holdings, Inc. ADR....................   4,182     146,077
    Tokyo Broadcasting System Holdings, Inc............   8,300      94,730
*   Tokyo Electric Power Co., Inc...................... 242,200   1,027,805
    Tokyo Electron, Ltd................................  31,200   2,183,789
    Tokyo Gas Co., Ltd................................. 431,000   2,570,965
    Tokyo Tatemono Co., Ltd............................  88,039     594,367
    Tokyu Corp......................................... 166,000   1,098,638
    Tokyu Fudosan Holdings Corp........................ 135,200     837,980
    TonenGeneral Sekiyu K.K............................  65,000     574,646
    Topcon Corp........................................  11,100     219,952
    Toppan Printing Co., Ltd........................... 161,000   1,075,490
    Toray Industries, Inc.............................. 344,000   2,930,220
    Toshiba Corp....................................... 951,000   3,802,652
    Toshiba TEC Corp...................................  40,000     246,750
    Tosoh Corp......................................... 204,000   1,099,735
    TOTO, Ltd..........................................  72,000     794,831
    Toyo Seikan Group Holdings, Ltd....................  40,600     520,903
    Toyo Suisan Kaisha, Ltd............................  17,000     598,077
    Toyo Tire & Rubber Co., Ltd........................  31,599     711,723
    Toyobo Co., Ltd.................................... 192,000     258,228
    Toyoda Gosei Co., Ltd..............................  31,600     696,132
#   Toyota Boshoku Corp................................  29,800     393,388
    Toyota Motor Corp.................................. 387,000  24,950,247
    Toyota Motor Corp. Sponsored ADR................... 105,729  13,623,182
    Toyota Tsusho Corp................................. 101,581   2,405,695
*   Trend Micro, Inc...................................  22,800     643,897
*   Trend Micro, Inc. Sponsored ADR....................     777      22,036
    TS Tech Co., Ltd...................................  16,300     410,679
#   Tsumura & Co.......................................   9,000     204,804
    Tsuruha Holdings, Inc..............................   5,800     389,737
#   UACJ Corp..........................................  26,000      63,856
    Ube Industries, Ltd................................ 374,000     560,123
    Unicharm Corp......................................  80,600   2,220,827
    United Arrows, Ltd.................................     800      22,739
#   UNY Group Holdings Co., Ltd........................  44,100     253,732
#   Ushio, Inc.........................................  18,500     214,325
    USS Co., Ltd.......................................  48,700     764,032
    Wacoal Holdings Corp...............................  27,000     267,621

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
JAPAN -- (Continued)
    West Japan Railway Co..............................    27,700 $  1,424,712
#   Yahoo Japan Corp...................................   315,600    1,061,399
    Yakult Honsha Co., Ltd.............................    17,200    1,041,733
#   Yamada Denki Co., Ltd..............................   236,800      879,743
    Yamaguchi Financial Group, Inc.....................    51,000      530,602
    Yamaha Corp........................................    31,800      463,100
    Yamaha Motor Co., Ltd..............................    69,200    1,517,723
    Yamato Holdings Co., Ltd...........................    65,700    1,485,900
    Yamato Kogyo Co., Ltd..............................     8,700      223,902
    Yamazaki Baking Co., Ltd...........................    24,000      353,353
#   Yaskawa Electric Corp..............................    65,300      834,795
    Yokogawa Electric Corp.............................    50,500      528,718
    Yokohama Rubber Co., Ltd. (The)....................    88,000      827,901
#   Zensho Holdings Co., Ltd...........................     6,000       54,250
    Zeon Corp..........................................    65,000      663,763
                                                                  ------------
TOTAL JAPAN............................................            629,456,881
                                                                  ------------
NETHERLANDS -- (2.4%)
    Aegon NV(5927375)..................................   526,811    3,754,510
    Aegon NV(007924103)................................    23,335      166,612
    Akzo Nobel NV......................................    86,610    6,239,489
    Akzo Nobel NV Sponsored ADR........................     5,988      144,490
    ArcelorMittal(B03XPL1).............................   185,283    1,770,137
#   ArcelorMittal(B295F26).............................   113,405    1,093,224
    ASML Holding NV(B929F46)...........................    49,663    5,180,234
    ASML Holding NV(B908F01)...........................    16,254    1,689,441
    Boskalis Westminster NV............................    34,378    1,519,800
    Delta Lloyd NV.....................................    65,769    1,242,619
    Fugro NV...........................................    15,891      344,599
#   Gemalto NV.........................................    18,125    1,312,383
    Heineken NV........................................    47,451    3,541,185
*   ING Groep NV.......................................   414,267    5,150,334
#*  ING Groep NV Sponsored ADR.........................   333,017    4,142,731
    Koninklijke Ahold NV...............................   285,672    5,155,939
    Koninklijke Ahold NV Sponsored ADR.................     7,679      138,836
    Koninklijke DSM NV.................................    45,047    2,389,328
    Koninklijke KPN NV................................. 1,191,869    3,678,561
    Koninklijke Philips NV(500472303)..................    11,806      325,728
    Koninklijke Philips NV(5986622)....................   179,948    4,962,041
    Koninklijke Vopak NV...............................    22,434    1,251,087
    Randstad Holding NV................................    35,442    1,862,972
    Reed Elsevier NV...................................   120,288    2,940,867
    Reed Elsevier NV Sponsored ADR.....................    22,835    1,113,891
    TNT Express NV.....................................    56,732      371,046
    Unilever NV(904784709).............................    94,516    4,099,159
    Unilever NV(B12T3J1)...............................   270,179   11,716,211
    Wolters Kluwer NV..................................   103,828    3,101,636
                                                                  ------------
TOTAL NETHERLANDS......................................             80,399,090
                                                                  ------------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd................   182,313      589,649
*   Chorus, Ltd........................................    57,576      110,661

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
NEW ZEALAND -- (Continued)
    Contact Energy, Ltd................................    68,075 $   349,373
    Fletcher Building, Ltd.............................   165,407   1,004,809
#   Ryman Healthcare, Ltd..............................    27,430     164,201
    SKYCITY Entertainment Group, Ltd...................       403       1,150
    Spark New Zealand, Ltd.............................   481,450   1,153,650
#   TrustPower, Ltd....................................     8,019      48,823
*   Xero, Ltd..........................................     1,961      22,135
                                                                  -----------
TOTAL NEW ZEALAND......................................             3,444,451
                                                                  -----------
NORWAY -- (0.7%)
#   Akastor ASA........................................    40,633      99,900
    Aker ASA Class A...................................     4,790     102,307
*   Aker Solutions ASA.................................    40,633     198,364
*   Archer, Ltd........................................    31,266      12,405
#*  Det Norske Oljeselskap ASA.........................     9,362      39,118
    DNB ASA............................................   199,568   2,891,462
#*  DNO ASA............................................    83,791     184,615
#   Fred Olsen Energy ASA..............................     7,661      64,203
    Gjensidige Forsikring ASA..........................    34,121     575,227
    Golar LNG, Ltd.....................................     6,906     195,854
    Kongsberg Gruppen ASA..............................    11,026     186,465
    Leroey Seafood Group ASA...........................     4,837     169,593
    Marine Harvest ASA.................................    60,248     788,137
    Norsk Hydro ASA....................................   343,242   2,017,144
    Norsk Hydro ASA Sponsored ADR......................    11,200      66,192
    Opera Software ASA.................................     1,924      25,488
    Orkla ASA..........................................   149,735   1,103,523
#   Petroleum Geo-Services ASA.........................    87,460     475,546
    Prosafe SE.........................................    36,219      96,698
    Salmar ASA.........................................     6,761     104,377
    Schibsted ASA......................................    14,887     958,987
#   Seadrill, Ltd.(B09RMQ1)............................    94,151   1,006,190
#   Seadrill, Ltd.(B0HWHV8)............................    19,180     205,993
    SpareBank 1 SR Bank ASA............................    24,305     152,624
    Statoil ASA........................................   237,958   3,984,911
#   Statoil ASA Sponsored ADR..........................    38,709     650,311
    Stolt-Nielsen, Ltd.................................       900      14,210
*   Storebrand ASA.....................................   135,061     408,287
    Subsea 7 SA........................................    88,597     753,653
    Telenor ASA........................................   163,933   3,521,735
#   TGS Nopec Geophysical Co. ASA......................    25,087     581,906
    Yara International ASA.............................    40,858   2,127,163
                                                                  -----------
TOTAL NORWAY...........................................            23,762,588
                                                                  -----------
PORTUGAL -- (0.1%)
#*  Banco Comercial Portugues SA....................... 6,600,463     464,845
*   Banco Espirito Santo SA............................   513,592          --
    EDP - Energias de Portugal SA......................   468,453   1,781,963
    EDP Renovaveis SA..................................    68,539     458,151
    Galp Energia SGPS SA...............................   104,180   1,100,598
    Jeronimo Martins SGPS SA...........................    49,432     531,708
#   Portugal Telecom SGPS SA...........................   103,660      72,249

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
PORTUGAL -- (Continued)
#   Portugal Telecom SGPS SA Sponsored ADR.............    20,300 $    14,677
                                                                  -----------
TOTAL PORTUGAL.........................................             4,424,191
                                                                  -----------
SINGAPORE -- (1.4%)
#*  Biosensors International Group, Ltd................   152,000      72,386
    CapitaLand, Ltd....................................   728,750   1,870,389
    City Developments, Ltd.............................   108,000     800,493
    ComfortDelGro Corp., Ltd...........................   430,000     911,817
    Cosco Corp. Singapore, Ltd.........................   132,000      52,700
    DBS Group Holdings, Ltd............................   370,370   5,399,853
#   Ezion Holdings, Ltd................................   449,200     421,153
#   First Resources, Ltd...............................   138,000     189,547
#   Genting Hong Kong, Ltd.............................    83,000      30,115
    Genting Singapore P.L.C............................ 1,300,000   1,036,509
    Global Logistic Properties, Ltd....................   558,000   1,041,110
    Golden Agri-Resources, Ltd......................... 2,308,000     715,949
#   Great Eastern Holdings, Ltd........................    13,000     232,346
    GuocoLand, Ltd.....................................    58,000      77,002
    Hongkong Land Holdings, Ltd........................   230,000   1,703,165
    Hutchison Port Holdings Trust...................... 1,196,000     852,817
    Jardine Cycle & Carriage, Ltd......................    26,339     822,096
    Keppel Corp., Ltd..................................   307,600   1,975,579
    Keppel Land, Ltd...................................   206,000     690,813
    M1, Ltd............................................    88,000     243,319
#*  Neptune Orient Lines, Ltd..........................   153,000     114,039
    Noble Group, Ltd................................... 1,494,000   1,168,674
    OUE, Ltd...........................................    44,000      71,457
    Oversea-Chinese Banking Corp., Ltd.................   602,349   4,620,114
#   Petra Foods, Ltd...................................    43,000     126,772
    Raffles Medical Group, Ltd.........................    87,000     255,026
    SATS, Ltd..........................................   217,736     475,901
    SembCorp Industries, Ltd...........................   281,320     894,581
#   SembCorp Marine, Ltd...............................   196,000     433,728
#   SIA Engineering Co., Ltd...........................    32,000     103,038
    Singapore Airlines, Ltd............................   174,400   1,628,987
    Singapore Exchange, Ltd............................   200,000   1,147,383
    Singapore Post, Ltd................................   281,000     444,226
#   Singapore Press Holdings, Ltd......................   320,000     975,875
    Singapore Technologies Engineering, Ltd............   372,000     922,750
    Singapore Telecommunications, Ltd.................. 1,823,650   5,491,872
    SMRT Corp., Ltd....................................   215,000     277,913
    StarHub, Ltd.......................................   125,000     385,806
#   Super Group, Ltd...................................    22,000      18,028
    United Industrial Corp., Ltd.......................    96,909     252,334
    United Overseas Bank, Ltd..........................   254,289   4,348,537
    UOL Group, Ltd.....................................   171,987     915,291
    Venture Corp., Ltd.................................    48,000     288,240
    Wilmar International, Ltd..........................   382,000     906,559
                                                                  -----------
TOTAL SINGAPORE........................................            45,406,289
                                                                  -----------
SPAIN -- (2.7%)
    Abertis Infraestructuras SA........................   112,760   2,208,130

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
SPAIN -- (Continued)
*   Acciona SA.........................................     8,660 $   619,050
    Acerinox SA........................................    23,737     353,388
    ACS Actividades de Construccion y Servicios SA.....    39,637   1,378,564
#   Amadeus IT Holding SA Class A......................   100,436   4,027,910
    Banco Bilbao Vizcaya Argentaria SA.................   548,744   4,687,563
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR...   550,927   4,693,898
    Banco de Sabadell SA............................... 1,702,051   4,301,227
*   Banco Popular......................................     2,260       9,587
    Banco Popular Espanol SA...........................   533,650   2,255,714
    Banco Santander SA................................. 1,339,052   9,006,555
    Banco Santander SA Sponsored ADR...................   774,376   5,180,575
*   Bankia SA..........................................   954,919   1,248,918
    Bankinter SA.......................................   200,716   1,394,489
    CaixaBank SA.......................................   410,481   1,787,951
    Distribuidora Internacional de Alimentacion SA.....   129,911     841,061
    Enagas SA..........................................    71,187   2,254,317
    Ferrovial SA.......................................    76,620   1,520,054
    Gas Natural SDG SA.................................    78,007   1,831,118
    Grifols SA.........................................    30,279   1,270,183
    Iberdrola SA....................................... 1,309,905   9,041,519
    Inditex SA.........................................   222,360   6,553,735
    Mapfre SA..........................................   459,683   1,547,457
*   Mediaset Espana Comunicacion SA....................    51,418     625,970
    Obrascon Huarte Lain SA............................     5,256     121,450
    Prosegur Cia de Seguridad SA.......................    26,700     148,501
    Red Electrica Corp. SA.............................    26,017   2,216,599
    Repsol SA..........................................   128,835   2,282,276
    Repsol SA Sponsored ADR............................    85,609   1,523,840
    Telefonica SA......................................   566,398   8,493,373
#   Telefonica SA Sponsored ADR........................   381,581   5,689,373
#   Zardoya Otis SA....................................    32,093     365,489
                                                                  -----------
TOTAL SPAIN............................................            89,479,834
                                                                  -----------
SWEDEN -- (2.8%)
    Alfa Laval AB......................................    77,031   1,430,865
    Assa Abloy AB Class B..............................    82,362   4,498,113
    Atlas Copco AB Class A.............................   148,458   4,395,638
    Atlas Copco AB Class B.............................    82,978   2,269,544
    Axfood AB..........................................       311      18,875
    BillerudKorsnas AB.................................    53,715     815,365
    Boliden AB.........................................    95,090   1,485,470
    Electrolux AB Series B.............................    66,573   2,049,016
    Elekta AB Class B..................................    68,768     737,151
    Getinge AB Class B.................................    62,134   1,531,447
    Hennes & Mauritz AB Class B........................   213,230   8,771,586
    Hexagon AB Class B.................................    49,033   1,552,532
    Hexpol AB..........................................     3,846     385,853
    Holmen AB Class B..................................     6,705     241,923
    Husqvarna AB Class A...............................    12,600      87,932
    Husqvarna AB Class B...............................   107,146     744,147
    ICA Gruppen AB.....................................    19,407     745,645
*   Lundin Petroleum AB................................    46,131     598,460
    Meda AB Class A....................................    82,072   1,155,908

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
SWEDEN -- (Continued)
    Millicom International Cellular SA.................  17,738 $ 1,131,161
    Modern Times Group AB Class B......................   8,337     235,952
    NCC AB Class A.....................................     431      13,950
    NCC AB Class B.....................................  33,716   1,090,185
    Nibe Industrier AB Class B.........................  17,567     446,241
    Nordea Bank AB..................................... 636,373   8,079,241
#   Ratos AB Class B...................................  43,167     269,702
    Saab AB Class B....................................   8,215     199,973
    Sandvik AB......................................... 298,519   3,133,431
    Securitas AB Class B............................... 121,441   1,480,234
    Skandinaviska Enskilda Banken AB Class A........... 321,475   3,871,072
    Skanska AB Class B.................................  96,004   2,127,854
    SKF AB Class A.....................................     545      12,874
    SKF AB Class B.....................................  99,425   2,343,634
#*  SSAB AB Class A....................................  46,577     226,196
*   SSAB AB Class B....................................  37,321     160,615
    Svenska Cellulosa AB Class A.......................   5,862     141,533
    Svenska Cellulosa AB Class B....................... 195,423   4,710,498
    Svenska Handelsbanken AB Class A................... 105,273   4,985,092
    Svenska Handelsbanken AB Class B...................     782      36,450
    Swedbank AB Class A................................ 188,752   4,566,070
    Swedish Match AB...................................  48,871   1,591,089
*   Swedish Orphan Biovitrum AB........................  12,618     132,260
    Tele2 AB Class B................................... 134,492   1,521,477
    Telefonaktiebolaget LM Ericsson Class A............  14,581     170,596
    Telefonaktiebolaget LM Ericsson Class B............ 568,712   6,895,209
    Telefonaktiebolaget LM Ericsson Sponsored ADR......  44,578     540,731
    TeliaSonera AB..................................... 509,051   3,136,650
    Trelleborg AB Class B..............................  66,625   1,204,915
    Volvo AB Class A...................................  79,048     930,753
    Volvo AB Class B................................... 285,015   3,336,738
#   Volvo AB Sponsored ADR.............................  14,500     169,795
                                                                -----------
TOTAL SWEDEN...........................................          92,407,641
                                                                -----------
SWITZERLAND -- (8.0%)
    ABB, Ltd........................................... 381,451   7,333,857
#   ABB, Ltd. Sponsored ADR............................ 175,582   3,360,639
    Actelion, Ltd......................................  23,789   2,627,745
    Adecco SA..........................................  63,216   4,722,458
    Aryzta AG..........................................  27,575   2,067,281
    Baloise Holding AG.................................  12,898   1,678,896
    Banque Cantonale Vaudoise..........................     538     313,902
    Barry Callebaut AG.................................     586     584,305
    Chocoladefabriken Lindt & Sprungli AG..............      22   1,385,890
    Cie Financiere Richemont SA........................ 105,845   8,793,401
    Clariant AG........................................ 160,031   2,571,101
    Credit Suisse Group AG............................. 232,335   4,892,009
    Credit Suisse Group AG Sponsored ADR...............  71,274   1,499,605
    DKSH Holding AG....................................   7,273     552,117
*   Dufry AG...........................................   7,179   1,054,611
    EMS-Chemie Holding AG..............................   1,767     682,600
    Galenica AG........................................   1,651   1,326,695
    Geberit AG.........................................   8,946   3,056,350

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- ------------
SWITZERLAND -- (Continued)
    Givaudan SA........................................   2,545 $  4,639,090
    Holcim, Ltd........................................  64,411    4,503,157
    Julius Baer Group, Ltd.............................  63,827    2,596,746
    Kuehne + Nagel International AG....................  12,141    1,671,260
    Lonza Group AG.....................................  18,379    2,176,739
    Nestle SA.......................................... 682,896   52,153,423
    Novartis AG........................................ 335,368   32,682,524
    Novartis AG ADR....................................  87,725    8,544,415
    OC Oerlikon Corp. AG...............................  47,466      539,908
    Partners Group Holding AG..........................   3,610      966,109
    PSP Swiss Property AG..............................   2,517      259,811
    Roche Holding AG(7108918)..........................   5,602    1,536,751
    Roche Holding AG(7110388).......................... 159,373   42,953,793
    Schindler Holding AG...............................   4,306      627,021
    SGS SA.............................................   1,287    2,441,302
    Sika AG............................................     790    2,713,254
    Sonova Holding AG..................................   9,165    1,204,067
    Sulzer AG..........................................   6,198      656,246
    Swatch Group AG (The)(7184725).....................   9,378    3,729,763
    Swatch Group AG (The)(7184736).....................  16,562    1,217,509
    Swiss Life Holding AG..............................   9,137    2,038,953
    Swiss Re AG........................................  99,112    8,940,635
    Swisscom AG........................................   5,947    3,486,834
    Syngenta AG........................................  20,620    6,716,626
    Syngenta AG ADR....................................  37,300    2,427,484
    UBS Group AG(BRJL176).............................. 590,475    9,896,983
*   UBS Group AG(H42097107)............................ 124,245    2,072,407
    Zurich Insurance Group AG..........................  30,463   10,100,866
                                                                ------------
TOTAL SWITZERLAND......................................          261,997,138
                                                                ------------
UNITED KINGDOM -- (17.2%)
    Aberdeen Asset Management P.L.C.................... 312,580    2,051,877
    Admiral Group P.L.C................................  38,462      836,720
    Aggreko P.L.C......................................  95,278    2,222,076
    Amec Foster Wheeler P.L.C..........................  91,482    1,093,782
    Anglo American P.L.C............................... 381,648    6,374,902
    Antofagasta P.L.C.................................. 141,626    1,380,873
    ARM Holdings P.L.C................................. 157,970    2,462,030
    ARM Holdings P.L.C. Sponsored ADR..................  34,545    1,618,088
#   Ashmore Group P.L.C................................  41,357      174,044
    Ashtead Group P.L.C................................ 147,132    2,394,207
    Associated British Foods P.L.C.....................  74,044    3,453,206
    AstraZeneca P.L.C.................................. 135,231    9,626,468
    AstraZeneca P.L.C. Sponsored ADR................... 119,803    8,510,805
    Aviva P.L.C........................................ 901,605    7,153,231
#   Aviva P.L.C. Sponsored ADR.........................  15,032      238,859
    Babcock International Group P.L.C.................. 156,266    2,362,969
    BAE Systems P.L.C.................................. 934,762    7,115,982
    Barclays P.L.C..................................... 941,718    3,307,339
    Barclays P.L.C. Sponsored ADR...................... 553,684    7,773,723
    Barratt Developments P.L.C......................... 253,367    1,744,046
    Berkeley Group Holdings P.L.C......................  24,879      906,859
    BG Group P.L.C..................................... 671,968    8,962,622

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
UNITED KINGDOM -- (Continued)
#   BG Group P.L.C. Sponsored ADR......................    56,914 $   774,315
    BHP Billiton P.L.C.................................   174,338   3,786,713
#   BHP Billiton P.L.C. ADR............................   136,888   5,980,637
    BP P.L.C...........................................   491,728   3,158,876
    BP P.L.C. Sponsored ADR............................   574,678  22,314,747
    British American Tobacco P.L.C.....................   319,863  18,045,399
    British American Tobacco P.L.C. Sponsored ADR......    43,359   4,884,391
    BT Group P.L.C..................................... 1,169,312   7,335,852
#   BT Group P.L.C. Sponsored ADR......................    35,602   2,235,094
    Bunzl P.L.C........................................    67,700   1,928,564
    Burberry Group P.L.C...............................   100,767   2,617,872
    Capita P.L.C.......................................   155,602   2,613,108
    Carnival P.L.C.....................................    33,012   1,477,985
    Carnival P.L.C. ADR................................    19,088     850,561
    Centrica P.L.C..................................... 1,480,918   6,535,330
    Cobham P.L.C.......................................   356,257   1,746,330
    Coca-Cola HBC AG...................................    46,325     744,568
    Compass Group P.L.C................................   373,350   6,436,988
    Croda International P.L.C..........................    27,052   1,080,358
    Daily Mail & General Trust P.L.C...................    23,494     304,359
    Diageo P.L.C.......................................   171,286   5,070,172
    Diageo P.L.C. Sponsored ADR........................    84,093   9,933,906
    Direct Line Insurance Group P.L.C..................   297,733   1,396,266
    Dixons Carphone P.L.C..............................   278,106   1,817,442
    easyJet P.L.C......................................    43,766   1,220,322
    Experian P.L.C.....................................   265,943   4,686,192
    Fresnillo P.L.C....................................    42,695     576,702
    Friends Life Group, Ltd............................   369,072   2,207,005
    G4S P.L.C..........................................   526,900   2,257,826
    GKN P.L.C..........................................   579,152   3,198,559
    GlaxoSmithKline P.L.C..............................   559,468  12,318,770
#   GlaxoSmithKline P.L.C. Sponsored ADR...............   251,446  11,063,624
    Glencore P.L.C..................................... 1,700,077   6,338,874
    Hargreaves Lansdown P.L.C..........................    36,360     551,167
    Hikma Pharmaceuticals P.L.C........................    41,932   1,485,827
    HSBC Holdings P.L.C................................ 1,656,444  15,155,147
    HSBC Holdings P.L.C. Sponsored ADR.................   376,440  17,210,836
    ICAP P.L.C.........................................   101,460     712,456
    IMI P.L.C..........................................    56,153   1,075,283
    Imperial Tobacco Group P.L.C.......................   176,386   8,284,670
#   Imperial Tobacco Group P.L.C. ADR..................    19,700   1,840,374
*   Indivior P.L.C.....................................   128,515     336,811
    Informa P.L.C......................................   111,055     853,898
    Inmarsat P.L.C.....................................    95,575   1,197,582
    InterContinental Hotels Group P.L.C................    55,560   2,215,589
*   International Consolidated Airlines Group SA.......   296,621   2,416,329
    Intertek Group P.L.C...............................    36,370   1,252,619
    Investec P.L.C.....................................   143,706   1,207,451
    ITV P.L.C..........................................   913,026   3,021,678
    J Sainsbury P.L.C..................................   385,985   1,479,099
    John Wood Group P.L.C..............................    72,050     618,867
    Johnson Matthey P.L.C..............................    59,496   2,910,598
*   KAZ Minerals P.L.C.................................    51,525     155,315

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
UNITED KINGDOM -- (Continued)
    Kingfisher P.L.C...................................    555,536 $ 2,857,768
    Legal & General Group P.L.C........................  1,200,837   4,822,708
*   Liberty Global P.L.C. Class A......................      6,400     298,991
*   Liberty Global P.L.C. Series C.....................     15,789     719,810
*   Lloyds Banking Group P.L.C......................... 10,497,885  11,629,703
*   Lloyds Banking Group P.L.C. ADR....................    819,492   3,597,570
    London Stock Exchange Group P.L.C..................     67,708   2,404,081
    Man Group P.L.C....................................    323,056     869,713
    Marks & Spencer Group P.L.C........................    425,243   3,091,146
    Meggitt P.L.C......................................    219,627   1,775,440
    Melrose Industries P.L.C...........................    226,842     902,993
    Mondi P.L.C........................................    120,114   2,142,698
    National Grid P.L.C................................    328,065   4,612,267
    National Grid P.L.C. Sponsored ADR.................     70,920   4,988,512
    Next P.L.C.........................................     37,386   4,062,665
    Old Mutual P.L.C...................................  1,473,967   4,598,584
    Pearson P.L.C......................................    117,177   2,377,496
    Pearson P.L.C. Sponsored ADR.......................     63,958   1,295,789
#   Pennon Group P.L.C.................................     84,424   1,128,508
    Persimmon P.L.C....................................     78,604   1,881,696
    Petrofac, Ltd......................................     81,927     867,983
    Prudential P.L.C...................................    330,896   8,044,212
    Prudential P.L.C. ADR..............................     61,265   2,973,803
    Randgold Resources, Ltd............................     15,527   1,332,678
    Reckitt Benckiser Group P.L.C......................    133,973  11,338,786
    Reed Elsevier P.L.C................................    161,764   2,808,387
#   Reed Elsevier P.L.C. Sponsored ADR.................     27,109   1,884,075
    Rexam P.L.C........................................    238,739   1,525,606
    Rio Tinto P.L.C....................................    162,807   7,154,224
#   Rio Tinto P.L.C. Sponsored ADR.....................    106,931   4,718,865
    Rolls-Royce Holdings P.L.C.........................    442,168   5,907,375
*   Royal Bank of Scotland Group P.L.C.................    390,043   2,117,825
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR..     33,709     366,080
#   Royal Dutch Shell P.L.C.(B03MM73)..................    236,955  15,162,750
    Royal Dutch Shell P.L.C.(B03MLX2)..................    227,761   6,941,144
    Royal Dutch Shell P.L.C. ADR.......................    214,807  13,199,890
    Royal Dutch Shell P.L.C. Class A...................     45,507   1,384,593
    Royal Mail P.L.C...................................      1,936      12,654
*   RSA Insurance Group P.L.C..........................    232,475   1,586,357
    SABMiller P.L.C....................................    165,893   9,035,563
    Sage Group P.L.C. (The)............................    322,404   2,324,164
    Schroders P.L.C.(0239581)..........................     10,724     360,750
    Schroders P.L.C.(0240549)..........................     23,137   1,005,432
    Severn Trent P.L.C.................................     62,180   2,013,062
    Shire P.L.C.(B39JBM7)..............................     18,687   4,097,312
    Shire P.L.C.(B2QKY05)..............................     65,177   4,757,131
    Sky P.L.C..........................................    246,044   3,431,126
    Sky P.L.C. Sponsored ADR...........................        647      36,103
    Smith & Nephew P.L.C...............................    128,902   2,298,695
    Smith & Nephew P.L.C. Sponsored ADR................     32,438   1,161,263
    Smiths Group P.L.C.................................    132,673   2,245,362
*   Sports Direct International P.L.C..................     69,532     741,553
    SSE P.L.C..........................................    243,869   5,901,298

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
UNITED KINGDOM -- (Continued)
      St James's Place P.L.C.........................    177,717 $    2,286,480
      Standard Chartered P.L.C.......................    449,136      5,989,178
      Standard Life P.L.C............................    469,495      2,836,615
      Tate & Lyle P.L.C..............................    102,619      1,046,603
      Taylor Wimpey P.L.C............................    797,030      1,619,217
      Tesco P.L.C....................................  2,339,383      7,911,003
      Travis Perkins P.L.C...........................     59,354      1,712,734
*     TUI AG.........................................     49,910        862,998
      Tullow Oil P.L.C...............................    145,530        800,614
      Unilever P.L.C.................................     92,805      4,086,578
      Unilever P.L.C. Sponsored ADR..................    186,164      8,185,631
      United Utilities Group P.L.C...................    143,990      2,222,322
      United Utilities Group P.L.C. ADR..............      5,177        159,918
      Vedanta Resources P.L.C........................     26,516        148,172
      Vodafone Group P.L.C...........................  1,865,884      6,561,339
      Vodafone Group P.L.C. Sponsored ADR............    316,816     11,129,759
      Weir Group P.L.C. (The)........................     64,499      1,626,139
      Whitbread P.L.C................................     48,016      3,604,120
      William Hill P.L.C.............................    177,809      1,007,392
      WM Morrison Supermarkets P.L.C.................    868,571      2,343,511
      Wolseley P.L.C.................................     67,762      3,927,829
      Wolseley P.L.C. ADR............................     17,864        102,899
      WPP P.L.C......................................    217,766      4,788,799
#     WPP P.L.C. Sponsored ADR.......................     13,475      1,483,867
                                                                 --------------
TOTAL UNITED KINGDOM.................................               567,921,967
                                                                 --------------
TOTAL COMMON STOCKS..................................             3,113,152,354
                                                                 --------------
PREFERRED STOCKS -- (0.0%)

GERMANY -- (0.0%)
      Porsche Automobil Holding SE...................     19,267      1,614,627
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

FRANCE -- (0.0%)
*     Groupe Fnac Rights 05/16/15....................          3             17
                                                                 --------------
SPAIN -- (0.0%)
*     ACS Actividades de Construccion y
       Servicios SA..................................     39,637         20,155
*     Banco Santander SA.............................  1,339,051        204,991
                                                                 --------------
TOTAL SPAIN..........................................                   225,146
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                   225,163
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (5.6%)
(S)@  DFA Short Term Investment Fund................. 15,888,534    183,830,342
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,865,631,651)^^.............................            $3,298,822,486
                                                                 ==============

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Australia................ $  6,628,460 $  197,844,575   --    $  204,473,035
   Austria..................       31,404      6,498,062   --         6,529,466
   Belgium..................    4,213,050     38,424,771   --        42,637,821
   Canada...................  286,540,834             --   --       286,540,834
   Denmark..................    5,193,691     42,611,147   --        47,804,838
   Finland..................    1,746,240     29,383,772   --        31,130,012
   France...................   13,093,482    257,842,775   --       270,936,257
   Germany..................   19,868,565    221,995,211   --       241,863,776
   Hong Kong................      833,664     92,687,069   --        93,520,733
   Ireland..................    2,702,656      9,714,146   --        12,416,802
   Israel...................    9,622,275      6,834,354   --        16,456,629
   Italy....................    4,637,352     55,504,729   --        60,142,081
   Japan....................   40,924,087    588,532,794   --       629,456,881
   Netherlands..............   12,914,112     67,484,978   --        80,399,090
   New Zealand..............           --      3,444,451   --         3,444,451
   Norway...................    1,118,350     22,644,238   --        23,762,588
   Portugal.................       14,677      4,409,514   --         4,424,191
   Singapore................           --     45,406,289   --        45,406,289
   Spain....................   17,087,686     72,392,148   --        89,479,834
   Sweden...................      710,526     91,697,115   --        92,407,641
   Switzerland..............   27,801,533    234,195,605   --       261,997,138
   United Kingdom...........  171,992,656    395,929,311   --       567,921,967
Preferred Stocks
   Germany..................           --      1,614,627   --         1,614,627
Rights/Warrants
   France...................           --             17   --                17
   Spain....................           --        225,146   --           225,146
Securities Lending
  Collateral................           --    183,830,342   --       183,830,342
                             ------------ --------------   --    --------------
TOTAL....................... $627,675,300 $2,671,147,186   --    $3,298,822,486
                             ============ ==============   ==    ==============

                      INTERNATIONAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- -----------
COMMON STOCKS -- (91.3%)

AUSTRALIA -- (5.7%)
#   Acrux, Ltd.........................................   150,978 $   178,619
    Adelaide Brighton, Ltd............................. 1,086,354   3,010,648
*   Aditya Birla Minerals, Ltd.........................   222,001      34,405
*   AED Oil, Ltd.......................................   237,059          --
    AGL Energy, Ltd....................................   284,612   3,146,299
#   Ainsworth Game Technology, Ltd.....................   168,080     382,925
*   AJ Lucas Group, Ltd................................    37,498      10,625
*   Alcyone Resources, Ltd.............................   103,559          30
*   Alkane Resources, Ltd..............................    65,640      13,347
#   ALS, Ltd...........................................   433,241   1,635,881
#   Altium, Ltd........................................   122,300     284,624
*   Alumina, Ltd....................................... 4,151,094   6,213,411
*   Alumina, Ltd. Sponsored ADR........................   455,827   2,712,171
    Amalgamated Holdings, Ltd..........................   180,162   1,645,464
#   Amcom Telecommunications, Ltd......................   390,666     865,456
    Amcor, Ltd.........................................   577,728   5,709,815
#   Amcor, Ltd. Sponsored ADR..........................    29,714   1,174,594
    AMP, Ltd........................................... 4,052,686  18,073,417
    Ansell, Ltd........................................   255,821   4,490,350
#*  Antares Energy, Ltd................................   247,581      33,942
#   AP Eagers, Ltd.....................................    58,625     282,049
#   APA Group.......................................... 1,185,576   7,473,588
*   APN News & Media, Ltd.............................. 1,173,151     738,008
#*  Aquarius Platinum, Ltd.............................   898,617     192,662
#   ARB Corp., Ltd.....................................   108,827     975,290
    Aristocrat Leisure, Ltd............................   618,651   3,351,454
    Arrium, Ltd........................................ 6,247,201     985,898
    Asciano, Ltd....................................... 1,543,026   7,183,932
*   ASG Group, Ltd.....................................   215,202     110,216
    ASX, Ltd...........................................   157,177   4,645,470
*   Atlantic, Ltd......................................    34,067         870
#   Atlas Iron, Ltd.................................... 2,011,431     262,852
    Aurizon Holdings, Ltd..............................   828,473   3,168,011
#   Ausdrill, Ltd......................................   512,471     148,706
*   Ausenco, Ltd.......................................   234,794      75,431
#   AusNet Services.................................... 1,822,117   1,977,802
*   Austal, Ltd........................................   211,149     253,559
#   Austbrokers Holdings, Ltd..........................    38,892     267,637
#   Austin Engineering, Ltd............................    51,043      27,466
    Australia & New Zealand Banking Group, Ltd......... 1,339,448  34,192,703
#*  Australian Agricultural Co., Ltd...................   655,249     813,635
    Australian Pharmaceutical Industries, Ltd..........   476,014     336,483
    Automotive Holdings Group, Ltd.....................   659,843   1,929,712
    AVJennings, Ltd....................................   200,265      88,384
*   AWE, Ltd........................................... 1,192,721   1,238,347
    Bank of Queensland, Ltd............................   768,623   7,445,520
#   BC Iron, Ltd.......................................   207,067      73,651
    Beach Energy, Ltd.................................. 3,033,555   2,258,442
#*  Beadell Resources, Ltd.............................   898,405     207,014
#   Bega Cheese, Ltd...................................   142,430     563,674
#   Bendigo and Adelaide Bank, Ltd.....................   961,394   9,956,230

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
AUSTRALIA -- (Continued)
    BHP Billiton, Ltd.................................. 1,786,554 $41,206,387
#   BHP Billiton, Ltd. Sponsored ADR...................   517,106  23,957,521
*   Billabong International, Ltd.......................   881,266     439,349
#   Blackmores, Ltd....................................     4,171     130,936
*   BlueScope Steel, Ltd............................... 1,052,818   4,078,616
#*  Boart Longyear, Ltd................................   770,525      97,688
*   Boom Logistics, Ltd................................   320,214      32,431
    Boral, Ltd......................................... 1,858,334   8,043,119
    Bradken, Ltd.......................................   333,822     704,052
    Brambles, Ltd......................................   815,569   6,681,616
#   Breville Group, Ltd................................   151,440     849,488
#   Brickworks, Ltd....................................    54,058     509,592
    BT Investment Management, Ltd......................   101,541     567,735
#   Cabcharge Australia, Ltd...........................   295,819     994,963
    Caltex Australia, Ltd..............................   202,017   5,228,249
#   Cardno, Ltd........................................   191,727     437,882
*   Carnarvon Petroleum, Ltd...........................   856,412      93,061
#   carsales.com, Ltd..................................   400,826   3,191,701
#   Cash Converters International, Ltd.................   739,961     635,655
    Cedar Woods Properties, Ltd........................    18,157      81,963
    Challenger, Ltd....................................   509,774   2,480,062
*   ChemGenex Pharmaceuticals, Ltd.....................     6,842          --
*   Citigold Corp., Ltd................................   806,483      12,432
*   Coal of Africa, Ltd................................   400,214      10,930
    Coca-Cola Amatil, Ltd..............................   561,372   4,213,579
#   Cochlear, Ltd......................................    62,095   3,991,057
*   Cockatoo Coal, Ltd................................. 2,245,523      24,474
    Codan, Ltd.........................................    44,929      28,315
*   Coffey International, Ltd..........................   136,278      28,037
#   Commonwealth Bank of Australia.....................   507,688  35,104,103
*   Compass Resources, Ltd.............................    18,720          --
    Computershare, Ltd.................................   450,045   4,043,644
#   Corporate Travel Management, Ltd...................    38,887     294,356
    Coventry Group, Ltd................................    13,156      24,543
#   Credit Corp. Group, Ltd............................    44,511     404,409
    Crown Resorts, Ltd.................................   163,099   1,713,718
    CSG, Ltd...........................................    86,778      80,850
    CSL, Ltd...........................................   246,277  16,760,014
    CSR, Ltd........................................... 1,216,475   3,757,642
*   Cue Energy Resources, Ltd..........................   287,579      20,056
    Data#3, Ltd........................................    39,367      20,013
    Decmil Group, Ltd..................................   268,494     260,521
*   Devine, Ltd........................................   109,847      79,390
    Dick Smith Holdings, Ltd...........................    43,811      69,245
#   Domino's Pizza Enterprises, Ltd....................   102,674   2,075,737
    Downer EDI, Ltd.................................... 1,063,732   3,453,853
#*  Drillsearch Energy, Ltd............................ 1,261,989     760,517
    DuluxGroup, Ltd....................................   704,669   3,264,133
    DWS, Ltd...........................................    57,318      48,118
    Echo Entertainment Group, Ltd...................... 1,321,900   4,130,372
*   Elders, Ltd........................................    97,423     249,251
#*  Emeco Holdings, Ltd................................ 1,092,630     101,963
#*  Energy Resources of Australia, Ltd.................   274,858     279,036

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
AUSTRALIA -- (Continued)
#*  Energy World Corp., Ltd............................ 1,142,002 $   260,232
#   Equity Trustees, Ltd...............................     4,473      69,421
#   ERM Power, Ltd.....................................   205,834     347,381
*   Eservglobal, Ltd...................................    76,359      29,144
    Euroz, Ltd.........................................    69,509      57,239
#   Evolution Mining, Ltd..............................   503,288     362,139
    Fairfax Media, Ltd................................. 2,270,682   1,579,546
    Fantastic Holdings, Ltd............................       975       1,394
*   FAR, Ltd........................................... 2,438,534     171,653
    Finbar Group, Ltd..................................     2,330       2,310
#   Fleetwood Corp., Ltd...............................    83,044      94,289
#   Flight Centre Travel Group, Ltd....................    61,321   1,790,036
*   Flinders Mines, Ltd................................   166,568       1,955
*   Focus Minerals, Ltd................................ 5,795,439      45,451
#   Fortescue Metals Group, Ltd........................ 2,491,507   4,517,829
#   G8 Education, Ltd..................................   135,932     441,126
    Goodman Fielder, Ltd............................... 3,476,238   1,725,337
#   GrainCorp, Ltd. Class A............................   354,121   2,444,342
#   Grange Resources, Ltd..............................   460,396      35,740
#   Greencross, Ltd....................................    47,454     327,024
*   Gryphon Minerals, Ltd..............................   427,238      25,866
#   GUD Holdings, Ltd..................................   252,398   1,535,092
*   Gunns, Ltd......................................... 1,359,648          --
#   GWA Group, Ltd.....................................   452,925     927,496
#   Harvey Norman Holdings, Ltd........................ 1,197,911   3,658,756
    HFA Holdings, Ltd..................................   133,879     161,189
#   Hills, Ltd.........................................   387,324     325,019
#*  Horizon Oil, Ltd................................... 1,463,538     142,094
*   Icon Energy, Ltd...................................   357,233      24,240
#   iiNET, Ltd.........................................   262,836   1,525,435
#   Iluka Resources, Ltd...............................   708,326   3,846,668
#*  Imdex, Ltd.........................................   336,336      77,203
    IMF Bentham, Ltd...................................    12,350      20,618
#   Incitec Pivot, Ltd................................. 3,907,744  10,899,179
    Independence Group NL..............................   319,694   1,230,953
#*  Infigen Energy.....................................   693,403     134,319
#   Infomedia, Ltd.....................................   486,077     346,000
    Insurance Australia Group, Ltd..................... 3,424,786  16,965,497
    Integrated Research, Ltd...........................    42,144      42,580
#   Invocare, Ltd......................................   204,169   2,060,468
#   IOOF Holdings, Ltd.................................   382,862   2,793,738
#   Iress, Ltd.........................................   210,538   1,684,322
#   James Hardie Industries P.L.C.(B3LCV80)............     7,883     398,643
    James Hardie Industries P.L.C.(B60QWJ2)............   421,551   4,226,807
#   JB Hi-Fi, Ltd......................................   191,244   2,479,019
*   Kangaroo Resources, Ltd............................   157,028         795
#*  Kingsgate Consolidated, Ltd........................   427,539     262,943
*   Kingsrose Mining, Ltd..............................    76,233      14,958
*   Lednium, Ltd.......................................    21,998          --
#   Leighton Holdings, Ltd.............................   101,948   1,622,346
    Lend Lease Group...................................   532,931   6,869,285
#*  Lonestar Resources, Ltd............................   357,902      52,876
    Lycopodium, Ltd....................................     6,626       6,699

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
AUSTRALIA -- (Continued)
#   M2 Group, Ltd......................................   243,056 $ 1,692,999
    MACA, Ltd..........................................   121,495      77,581
#*  Macmahon Holdings, Ltd............................. 1,841,800      81,292
#   Macquarie Atlas Roads Group........................   170,890     389,743
    Macquarie Group, Ltd...............................   486,786  23,552,535
#   Magellan Financial Group, Ltd......................   181,717   2,676,940
*   Marion Energy, Ltd.................................    11,995         103
*   Matrix Composites & Engineering, Ltd...............    24,634      11,282
    MaxiTRANS Industries, Ltd..........................   182,505      72,470
#*  Mayne Pharma Group, Ltd............................   455,321     220,702
    McMillan Shakespeare, Ltd..........................   105,075     933,683
    McPherson's, Ltd...................................    69,593      64,281
#*  Medusa Mining, Ltd.................................    72,927      48,149
    Melbourne IT, Ltd..................................   123,857     132,167
#   Metals X, Ltd......................................   136,014     116,155
#   Metcash, Ltd....................................... 2,477,688   2,797,018
    Mincor Resources NL................................   393,519     220,421
*   Mineral Deposits, Ltd..............................   137,059      91,598
#   Mineral Resources, Ltd.............................   374,005   1,937,318
#   MMA Offshore, Ltd..................................   519,239     320,904
#   Monadelphous Group, Ltd............................   151,868     956,636
    Mortgage Choice, Ltd...............................    98,654     184,303
#   Mount Gibson Iron, Ltd............................. 1,686,874     277,814
#   Myer Holdings, Ltd................................. 1,402,627   1,689,510
*   Nanosonics, Ltd....................................    11,184      11,734
    National Australia Bank, Ltd....................... 1,535,170  42,337,568
*   Navigator Resources, Ltd...........................       296          43
#   Navitas, Ltd.......................................   304,208   1,256,965
*   Nearmap, Ltd.......................................   355,890     156,275
#   New Hope Corp., Ltd................................   385,309     702,021
*   Newcrest Mining, Ltd...............................   727,926   7,859,751
*   Nexus Energy, Ltd.................................. 1,749,892          --
#   NIB Holdings, Ltd..................................   619,068   1,589,502
    Nick Scali, Ltd....................................    25,854      54,434
*   Northern Iron, Ltd.................................    51,752       1,088
#   Northern Star Resources, Ltd....................... 1,310,143   1,895,474
#   NRW Holdings, Ltd..................................   618,693     136,301
    Nufarm, Ltd........................................   439,811   1,932,627
    Oil Search, Ltd....................................   376,059   2,263,035
*   OM Holdings, Ltd...................................    26,600       6,652
    Orica, Ltd.........................................   393,072   5,517,479
    Origin Energy, Ltd................................. 1,138,637   9,395,826
#*  Orocobre, Ltd......................................    10,062      22,876
    Orora, Ltd.........................................   577,699     950,682
#   OrotonGroup, Ltd...................................    19,916      41,771
*   Otto Energy, Ltd...................................   168,000      12,621
    OZ Minerals, Ltd...................................   379,223   1,132,767
    OzForex Group, Ltd.................................    91,672     180,411
    Pacific Brands, Ltd................................ 2,342,667     888,652
#*  Paladin Energy, Ltd................................ 3,083,402     901,608
#   PanAust, Ltd....................................... 1,110,456   1,036,604
    Panoramic Resources, Ltd...........................   683,935     239,354
*   PaperlinX, Ltd.....................................   745,156      22,609

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
AUSTRALIA -- (Continued)
    Patties Foods, Ltd.................................     5,122 $     5,491
    Peet, Ltd..........................................   259,278     208,926
#   Perpetual, Ltd.....................................    66,328   2,516,586
#*  Perseus Mining, Ltd................................   207,324      59,174
    Platinum Asset Management, Ltd.....................   227,322   1,527,865
#*  Platinum Australia, Ltd............................   400,751       1,872
*   PMP, Ltd...........................................   379,844     119,146
    Premier Investments, Ltd...........................   210,303   1,671,033
#   Primary Health Care, Ltd...........................   786,121   2,815,509
*   Prime AET&D Holdings No.1, Ltd.....................        26          --
#   Prime Media Group, Ltd.............................   407,199     254,794
#   Programmed Maintenance Services, Ltd...............   232,740     392,023
*   Qantas Airways, Ltd................................ 3,240,872   6,530,590
    QBE Insurance Group, Ltd........................... 1,154,740   9,466,413
    Qube Holdings, Ltd.................................   164,726     298,540
*   Ramelius Resources, Ltd............................   501,106      53,749
    Ramsay Health Care, Ltd............................    71,593   3,294,623
    RCR Tomlinson, Ltd.................................   290,977     464,226
#   REA Group, Ltd.....................................    58,809   2,249,561
    Recall Holdings, Ltd...............................    70,681     391,491
#   Reckon, Ltd........................................    51,059      75,801
*   Red Fork Energy, Ltd...............................   581,251       2,715
*   Redflex Holdings, Ltd..............................    49,622      34,703
    Reece Australia, Ltd...............................    10,902     273,543
*   Regional Express Holdings, Ltd.....................    17,416      14,341
#*  Regis Resources, Ltd...............................   262,244     394,774
#   Reject Shop, Ltd. (The)............................    77,725     351,153
*   Resolute Mining, Ltd............................... 1,041,311     312,479
#   Retail Food Group, Ltd.............................    73,375     350,611
    Ridley Corp., Ltd..................................   386,533     273,275
    Rio Tinto, Ltd.....................................   383,746  17,112,033
*   RiverCity Motorway Group...........................   133,238          --
    SAI Global, Ltd....................................   565,456   1,718,532
    Salmat, Ltd........................................    68,805      85,840
*   Samson Oil & Gas, Ltd..............................   456,014       3,550
#*  Samson Oil & Gas, Ltd. Sponsored ADR...............    64,300      10,320
#   Sandfire Resources NL..............................   193,438     638,150
    Santos, Ltd........................................   856,569   5,214,813
*   Saracen Mineral Holdings, Ltd...................... 1,647,727     478,767
#   Sedgman, Ltd.......................................    85,757      34,762
    Seek, Ltd..........................................   282,271   3,884,750
    Select Harvests, Ltd...............................   101,289     520,053
#*  Senex Energy, Ltd.................................. 1,934,898     413,088
    Servcorp, Ltd......................................    35,568     140,376
#   Seven Group Holdings, Ltd..........................   207,293     821,626
    Seven West Media, Ltd..............................   811,299     822,337
    Sigma Pharmaceuticals, Ltd......................... 1,930,060   1,197,718
#*  Silex Systems, Ltd.................................    70,513      28,867
#   Silver Chef, Ltd...................................     3,658      18,545
#*  Silver Lake Resources, Ltd.........................   356,570      65,137
#   Sims Metal Management, Ltd.........................   622,566   5,237,663
    Sims Metal Management, Ltd. Sponsored ADR..........     3,500      29,274
*   Sino Strategic International, Ltd..................     9,056          --

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
AUSTRALIA -- (Continued)
    Sirtex Medical, Ltd................................   107,309 $ 2,237,382
    Skilled Group, Ltd.................................   459,355     464,115
    Slater & Gordon, Ltd...............................   173,525     890,552
#   SMS Management & Technology, Ltd...................   200,751     561,341
#   Sonic Healthcare, Ltd..............................   222,595   3,249,693
#   Southern Cross Media Group, Ltd.................... 1,057,247     860,208
    Spark Infrastructure Group......................... 2,567,539   4,251,608
    Specialty Fashion Group, Ltd.......................    67,582      38,826
#*  St Barbara, Ltd....................................   851,056     142,217
    STW Communications Group, Ltd......................   893,950     635,812
    Suncorp Group, Ltd................................. 1,331,686  15,172,942
*   Sundance Energy Australia, Ltd.....................   835,936     300,975
#   Sunland Group, Ltd.................................   162,346     214,845
#   Super Retail Group, Ltd............................   419,412   2,830,626
    Swick Mining Services, Ltd.........................   139,495      20,368
#   Sydney Airport.....................................   487,767   1,884,838
    Tabcorp Holdings, Ltd.............................. 1,849,855   6,538,393
*   Tap Oil, Ltd.......................................   383,218     111,812
    Tassal Group, Ltd..................................   217,722     635,883
    Tatts Group, Ltd................................... 3,349,430  10,023,871
#   Technology One, Ltd................................   425,202   1,092,100
#   Telstra Corp., Ltd.................................   813,302   4,102,283
    Telstra Corp., Ltd. ADR............................    35,561     898,626
#*  Ten Network Holdings, Ltd.......................... 4,053,313     625,979
#   TFS Corp., Ltd.....................................   317,965     362,257
    Thorn Group, Ltd...................................    33,773      74,996
*   Tiger Resources, Ltd............................... 1,161,635      43,786
    Toll Holdings, Ltd................................. 1,626,317   7,777,072
    Tox Free Solutions, Ltd............................   287,984     650,577
#   TPG Telecom, Ltd...................................   415,077   2,146,805
#*  Transfield Services, Ltd........................... 1,124,076   1,230,799
    Transpacific Industries Group, Ltd................. 3,025,124   1,935,260
    Transurban Group...................................   784,086   5,607,468
    Treasury Wine Estates, Ltd......................... 1,427,262   5,426,205
#   UGL, Ltd...........................................   213,497     296,406
#   UXC, Ltd...........................................   456,869     264,062
#   Village Roadshow, Ltd..............................   123,245     581,387
*   Virgin Australia Holdings, Ltd..................... 1,975,804     720,835
*   Virgin Australia Holdings, Ltd. (ACI01NXR8)........ 3,195,173          --
#   Virtus Health, Ltd.................................    30,250     188,069
    Vision Eye Institute, Ltd..........................     4,567       2,544
#   Vocus Communications, Ltd..........................   113,376     545,660
    Washington H Soul Pattinson & Co., Ltd.............   139,943   1,409,739
    Watpac, Ltd........................................   146,701      92,174
    WDS, Ltd...........................................    74,726       9,858
#   Webjet, Ltd........................................   110,539     250,233
    Webster, Ltd.......................................    17,208      17,903
    Wesfarmers, Ltd....................................   541,028  18,274,752
#   Western Areas, Ltd.................................   456,896   1,415,421
    Westpac Banking Corp...............................   955,075  25,525,374
    Westpac Banking Corp. Sponsored ADR................   255,461   6,833,582
#*  Whitehaven Coal, Ltd...............................   221,106     211,106
    Wide Bay Australia, Ltd............................    23,761     106,297

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- ------------
AUSTRALIA -- (Continued)...............................
    Woodside Petroleum, Ltd............................ 826,735 $ 21,957,238
    Woolworths, Ltd.................................... 619,425   15,243,262
    WorleyParsons, Ltd................................. 226,960    1,688,589
                                                                ------------
    TOTAL AUSTRALIA....................................          775,900,337
                                                                ------------
    AUSTRIA -- (0.4%)
*   A-TEC Industries AG................................  19,046           --
    Agrana Beteiligungs AG.............................   3,302      261,069
    AMAG Austria Metall AG.............................     806       25,234
    Andritz AG.........................................  78,923    4,272,212
    Atrium European Real Estate, Ltd................... 120,662      562,263
    Austria Technologie & Systemtechnik AG.............  24,196      313,770
    BUWOG AG...........................................  29,233      570,946
#   CA Immobilien Anlagen AG...........................  46,630      944,420
#   Conwert Immobilien Invest SE....................... 102,497    1,192,620
    DO & CO AG.........................................   7,970      599,274
    Erste Group Bank AG................................ 220,103    4,765,051
    EVN AG.............................................  48,242      533,470
    Flughafen Wien AG..................................   4,014      348,865
*   IMMOFINANZ AG...................................... 326,957      747,131
#*  Kapsch TrafficCom AG...............................   3,172       72,851
#   Lenzing AG.........................................  21,693    1,406,920
    Mayr Melnhof Karton AG.............................  15,259    1,574,888
    Oberbank AG........................................   2,295      131,602
    Oesterreichische Post AG...........................  56,683    2,809,705
    OMV AG............................................. 234,465    5,829,000
    Palfinger AG.......................................   7,182      188,276
*   PIAG Immobilien AG.................................     217        2,160
    POLYTEC Holding AG.................................  16,082      123,454
    Porr AG............................................     217       11,113
#   Raiffeisen Bank International AG................... 169,483    1,980,422
    RHI AG.............................................  38,384    1,006,836
    Rosenbauer International AG........................   1,710      129,940
    S IMMO AG..........................................  91,285      706,559
    Schoeller-Bleckmann Oilfield Equipment AG..........  15,903      940,673
    Semperit AG Holding................................  18,801      830,224
    Strabag SE.........................................  40,734      902,637
    Telekom Austria AG ADR.............................   4,200       54,957
    UNIQA Insurance Group AG...........................  84,558      715,711
    Verbund AG.........................................  66,422    1,162,561
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe...........................................  42,467    1,802,425
    Voestalpine AG..................................... 177,519    6,321,899
    Wienerberger AG.................................... 278,375    3,933,535
*   Wolford AG.........................................   1,281       30,829
    Zumtobel Group AG..................................  54,569    1,252,116
                                                                ------------
    TOTAL AUSTRIA......................................           49,057,618
                                                                ------------
    BELGIUM -- (1.4%)
*   Ablynx NV..........................................  34,801      410,426
    Ackermans & van Haaren NV..........................  62,897    7,475,439
    Ageas.............................................. 409,321   14,016,717
*   AGFA-Gevaert NV.................................... 483,462    1,129,279

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- ------------
BELGIUM -- (Continued)
    Anheuser-Busch InBev NV............................ 314,211 $ 38,323,081
    Anheuser-Busch InBev NV Sponsored ADR.............. 118,119   14,418,786
    Atenor Group.......................................      43        1,991
    Banque Nationale de Belgique.......................     312    1,230,705
    Barco NV...........................................  32,822    2,112,421
    Belgacom SA........................................ 372,144   13,860,214
    Cie d'Entreprises CFE..............................  20,189    1,922,396
    Cie Immobiliere de Belgique SA.....................   2,277      122,651
    Cie Maritime Belge SA..............................  21,493      336,493
    Colruyt SA......................................... 134,207    6,190,053
    D'ieteren SA.......................................  31,998    1,033,219
#   Deceuninck NV...................................... 136,124      281,548
    Delhaize Group SA.................................. 163,593   13,608,713
    Delhaize Group SA Sponsored ADR.................... 245,638    5,082,250
#   Econocom Group..................................... 115,613      946,624
    Elia System Operator SA............................  46,392    2,037,455
*   Euronav NV.........................................  88,254    1,034,736
#   EVS Broadcast Equipment SA.........................  11,327      381,988
    Exmar NV...........................................  77,151      679,690
#   Fagron.............................................  47,922    1,956,565
*   Hamon & CIE SA.....................................     743        8,261
*   Ion Beam Applications..............................  32,395      635,561
    Jensen-Group NV....................................   2,121       42,460
*   KBC Groep NV....................................... 202,710   10,902,763
    Kinepolis Group NV.................................  55,209    2,423,790
    Lotus Bakeries.....................................     107      128,410
*   MDxHealth..........................................  24,148      125,913
    Melexis NV.........................................  32,217    1,612,594
*   Mobistar SA........................................  87,221    1,938,250
#   NV Bekaert SA......................................  76,120    2,297,365
#*  Nyrstar NV......................................... 829,187    3,117,397
*   Picanol............................................     688       25,792
*   RealDolmen NV/SA...................................   1,807       37,696
    Recticel SA........................................  69,434      400,992
#   Resilux............................................     424       61,390
*   RHJ International SA...............................   3,149       16,539
*   Roularta Media Group NV............................   4,380       53,323
    Sioen Industries NV................................  18,346      265,033
    Sipef SA...........................................  10,281      601,406
#   Solvay SA.......................................... 118,705   16,228,934
*   Telenet Group Holding NV...........................  51,182    2,846,361
*   Tessenderlo Chemie NV..............................  76,050    1,968,370
#*  ThromboGenics NV...................................   4,877       38,224
    UCB SA.............................................  89,230    6,936,628
    Umicore SA......................................... 202,992    8,501,512
    Van de Velde NV....................................  15,946      867,401
#*  Viohalco SA........................................ 172,079      433,427
                                                                ------------
TOTAL BELGIUM..........................................          191,109,232
                                                                ------------
CANADA -- (7.9%)
#*  5N Plus, Inc....................................... 163,492      293,352
    Absolute Software Corp.............................  85,563      592,551
#   Acadian Timber Corp................................     400        4,983

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
CANADA -- (Continued)
*   Advantage Oil & Gas, Ltd...........................   592,279 $ 2,484,337
    Aecon Group, Inc...................................   187,323   1,444,688
#   AG Growth International, Inc.......................    25,678   1,093,240
    AGF Management, Ltd. Class B.......................   228,494   1,294,685
*   AgJunction, Inc....................................    46,880      20,291
    Agnico Eagle Mines, Ltd.(008474108)................    47,651   1,606,792
    Agnico Eagle Mines, Ltd.(2009823)..................   142,626   4,808,453
    Agrium, Inc.(008916108)............................   116,100  12,382,065
    Agrium, Inc.(2213538)..............................    88,392   9,430,474
    AGT Food & Ingredient, Inc.........................    42,851     945,912
    Aimia, Inc.........................................   168,507   1,807,469
*   Ainsworth Lumber Co, Ltd...........................   144,829     414,872
*   Air Canada.........................................    67,920     628,048
    AirBoss of America Corp............................     9,500     104,442
    Akita Drilling, Ltd. Class A.......................    11,400      92,854
#   Alacer Gold Corp...................................   698,016   1,636,962
*   Alamos Gold, Inc.(011527108).......................   196,452   1,041,196
    Alamos Gold, Inc.(2411707).........................   186,186     993,422
#*  Alexco Resource Corp...............................    70,276      37,054
    Algoma Central Corp................................    11,860     152,322
#   Algonquin Power & Utilities Corp...................   397,613   3,166,635
    Alimentation Couche Tard, Inc. Class B.............   226,159   8,861,617
#   AltaGas, Ltd.......................................    87,296   2,949,941
#*  Alterra Power Corp.................................   170,495      42,265
#   Altus Group, Ltd...................................    69,397   1,026,182
#*  Alvopetro Energy, Ltd..............................   114,134      30,090
#*  Amaya, Inc.........................................    31,700     821,251
*   Amerigo Resources, Ltd.............................   153,100      28,916
#   Amica Mature Lifestyles, Inc.......................     2,500      14,520
*   Anderson Energy, Inc...............................   116,562       8,256
    Andrew Peller, Ltd. Class A........................     2,000      23,814
#   ARC Resources, Ltd.................................   281,763   5,099,983
#*  Argonaut Gold, Inc.................................   278,955     544,431
#   Arsenal Energy, Inc................................    21,692      64,868
#*  Artek Exploration, Ltd.............................   117,468     122,025
    Atco, Ltd. Class I.................................    79,668   3,084,024
#*  Athabasca Oil Corp.................................   888,265   1,300,207
*   ATS Automation Tooling Systems, Inc................   130,549   1,489,699
    AuRico Gold, Inc.(05155C105).......................    18,902      74,474
    AuRico Gold, Inc.(2287317).........................   704,863   2,779,070
    AutoCanada, Inc....................................    35,342     900,585
#*  Avigilon Corp......................................    71,042   1,081,815
    Axia NetMedia Corp.................................    50,400     126,129
*   B2Gold Corp........................................ 1,302,889   2,563,330
#   Badger Daylighting, Ltd............................    72,550   1,290,336
#*  Ballard Power Systems, Inc.........................   157,870     247,235
    Bank of Montreal(063671101)........................     9,502     546,175
#   Bank of Montreal(2076009)..........................   286,412  16,438,205
    Bank of Nova Scotia................................   263,575  12,665,372
    Bank of Nova Scotia (The)..........................   271,403  13,038,200
*   Bankers Petroleum, Ltd.............................   930,578   2,138,418
    Barrick Gold Corp.(067901108)...................... 1,255,957  16,051,130
    Barrick Gold Corp.(2024644)........................   325,894   4,167,606

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
CANADA -- (Continued)
#   Baytex Energy Corp.(07317Q105)..................... 112,994 $ 1,767,226
#   Baytex Energy Corp.(B4VGVM3).......................  33,678     522,649
#   BCE, Inc.(B188TH2).................................  62,786   2,883,600
    BCE, Inc.(05534B760)...............................  18,939     870,247
#*  Bellatrix Exploration, Ltd......................... 215,708     436,271
*   Birch Mountain Resources, Ltd......................   1,200          --
#*  Birchcliff Energy, Ltd............................. 324,118   1,734,479
#   Bird Construction, Inc.............................  79,654     696,432
#   Black Diamond Group, Ltd...........................  93,417     743,248
#*  BlackBerry, Ltd.(09228F103)........................ 359,807   3,652,041
#*  BlackBerry, Ltd.(BCBHZ31).......................... 245,190   2,491,070
#*  BlackPearl Resources, Inc.......................... 455,460     329,758
#   BMTC Group, Inc. Class A...........................   1,600      20,587
#*  BNK Petroleum, Inc................................. 194,022      43,516
#   Bombardier, Inc. Class A...........................  25,790      61,091
#   Bombardier, Inc. Class B........................... 807,091   1,841,948
#   Bonavista Energy Corp.............................. 317,559   1,499,452
#   Bonterra Energy Corp...............................  89,318   2,794,043
    Boralex, Inc. Class A..............................  66,465     711,882
    Brookfield Asset Management, Inc. Class A.......... 115,960   5,908,877
*   Brookfield Residential Properties, Inc.(B4NHCK9)...  29,500     711,540
#*  Brookfield Residential Properties, Inc.(B54FPW2)...   3,827      92,309
#*  BRP, Inc...........................................  36,695     632,423
    CAE, Inc.(2162760)................................. 193,115   2,378,413
    CAE, Inc.(124765108)...............................  32,571     401,926
    Caledonia Mining Corp..............................   8,300       4,768
    Calfrac Well Services, Ltd......................... 164,449   1,056,035
    Calian Technologies, Ltd...........................   3,277      47,091
    Calvalley Petroleum, Inc. Class A..................  28,165      18,840
    Cameco Corp.(13321L108)............................ 182,218   2,554,696
    Cameco Corp.(2166160).............................. 171,982   2,419,956
    Canaccord Genuity Group, Inc....................... 377,713   1,896,440
#*  Canacol Energy, Ltd................................  53,284     150,120
#   Canadian Energy Services & Technology Corp......... 313,120   1,323,250
#   Canadian Imperial Bank of Commerce(136069101)......  30,752   2,134,804
#   Canadian Imperial Bank of Commerce(2170525)........  94,655   6,568,567
#   Canadian National Railway Co.(136375102)...........  81,112   5,351,770
    Canadian National Railway Co.(2180632)............. 106,000   6,983,804
    Canadian Natural Resources, Ltd.(136385101)........ 726,020  21,011,019
    Canadian Natural Resources, Ltd.(2171573).......... 485,145  14,065,273
#   Canadian Oil Sands, Ltd............................ 804,041   4,967,122
    Canadian Pacific Railway, Ltd.(13645T100)..........   1,271     222,006
#   Canadian Pacific Railway, Ltd.(2793115)............  37,902   6,605,931
#   Canadian Tire Corp., Ltd. Class A..................  90,315   8,329,279
    Canadian Utilities, Ltd. Class A...................  63,064   2,090,884
#   Canadian Western Bank.............................. 179,258   3,635,381
    Canam Group, Inc. Class A.......................... 111,372     977,255
    CanElson Drilling, Inc............................. 269,623     685,356
#   Canexus Corp....................................... 168,436     314,152
*   Canfor Corp........................................ 167,539   4,186,168
    Canfor Pulp Products, Inc.......................... 109,515   1,357,410
    CanWel Building Materials Group, Ltd...............  25,250     112,867
    Canyon Services Group, Inc.........................  86,658     480,789

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
    Capital Power Corp................................. 154,124 $3,067,440
#   Capstone Infrastructure Corp....................... 249,192    660,878
#*  Capstone Mining Corp............................... 361,952    330,420
    Cascades, Inc...................................... 206,990  1,278,722
*   Catamaran Corp.(B3N9ZT8)...........................  92,720  4,627,655
*   Catamaran Corp.(B8J4N87)...........................  37,400  1,867,498
#   Cathedral Energy Services, Ltd.....................  45,147     83,138
    CCL Industries, Inc. Class B.......................  41,500  4,289,781
*   Celestica, Inc.(15101Q108).........................  89,041    996,369
*   Celestica, Inc.(2263362)........................... 369,488  4,140,638
#   Cenovus Energy, Inc.(15135U109).................... 454,113  8,578,195
    Cenovus Energy, Inc.(B57FG04)...................... 156,417  2,962,900
    Centerra Gold, Inc................................. 414,578  2,486,098
#*  Cequence Energy, Ltd............................... 474,954    325,183
    Cervus Equipment Corp..............................   9,137    137,555
#*  CGI Group, Inc. Class A(2159740)................... 128,586  5,095,070
*   CGI Group, Inc. Class A(39945C109).................  60,319  2,388,632
*   China Gold International Resources Corp., Ltd...... 213,564    364,708
*   Chinook Energy, Inc................................ 102,170     91,661
#   CI Financial Corp..................................  71,300  1,817,990
#   Cineplex, Inc......................................  64,067  2,278,420
    Clairvest Group, Inc...............................     516     11,025
*   Claude Resources, Inc.............................. 262,411     82,604
    Clearwater Seafoods, Inc...........................  30,683    336,603
#   Cogeco Cable, Inc..................................  81,671  4,691,889
    Cogeco, Inc........................................   9,821    459,864
    Colabor Group, Inc.................................  27,021     70,173
    COM DEV International, Ltd......................... 211,951    643,843
    Computer Modelling Group, Ltd...................... 124,980  1,079,941
#*  Connacher Oil and Gas, Ltd......................... 783,434     24,661
    Constellation Software, Inc........................  20,524  5,686,862
#*  Copper Mountain Mining Corp........................ 396,715    309,080
    Corby Spirit and Wine, Ltd.........................  12,085    213,035
#*  Corridor Resources, Inc............................  89,500     62,686
#   Corus Entertainment, Inc. Class B.................. 238,099  4,041,706
    Cott Corp.(22163N106)..............................  60,058    456,441
    Cott Corp.(2228952)................................ 184,486  1,402,483
    Crescent Point Energy Corp.(22576C101)............. 201,719  4,788,809
#   Crescent Point Energy Corp.(B67C8W8)............... 149,286  3,547,995
*   Crew Energy, Inc................................... 335,637  1,381,429
*   DeeThree Exploration, Ltd.......................... 273,102  1,188,521
*   Delphi Energy Corp................................. 382,393    352,089
#*  Denison Mines Corp................................. 926,928    795,114
*   Descartes Systems Group, Inc. (The)................  60,129    918,473
    DH Corp............................................ 152,157  4,249,667
    DHX Media, Ltd.....................................  52,031    349,685
#   DirectCash Payments, Inc...........................  38,507    549,407
    Dollarama, Inc.....................................  64,124  3,045,474
*   Dominion Diamond Corp.(257287102).................. 188,172  3,123,655
*   Dominion Diamond Corp.(B95LX89).................... 107,279  1,782,214
    Dorel Industries, Inc. Class B.....................  89,509  2,564,746
#*  DragonWave, Inc....................................  43,606     35,003
#*  Dundee Precious Metals, Inc........................ 238,607    672,238

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
CANADA -- (Continued)
    E-L Financial Corp., Ltd...........................        88 $    46,884
#*  Eastern Platinum, Ltd..............................    85,952     102,815
    easyhome, Ltd......................................       500       7,193
    EGI Financial Holdings, Inc........................       900       9,137
    Eldorado Gold Corp.(284902103).....................   214,595   1,025,764
#   Eldorado Gold Corp.(2307873)....................... 1,204,724   5,783,282
#   Emera, Inc.........................................    36,182   1,183,952
    Empire Co., Ltd....................................    47,178   3,434,300
#   Enbridge Income Fund Holdings, Inc.................   123,565   4,003,440
    Enbridge, Inc.(29250N105)..........................    67,223   3,255,610
    Enbridge, Inc.(2466149)............................   108,874   5,273,625
#   Encana Corp.(292505104)............................ 1,230,015  15,055,384
    Encana Corp.(2793193)..............................   214,090   2,618,209
*   Endeavour Mining Corp..............................   977,061     461,350
#*  Endeavour Silver Corp..............................   208,085     571,509
#   EnerCare, Inc......................................   105,697   1,188,644
    Enerflex, Ltd......................................   104,406   1,314,627
*   Energy Fuels, Inc..................................     7,838      35,592
    Enerplus Corp.(292766102)..........................   234,410   2,297,218
#   Enerplus Corp.(B584T89)............................   172,487   1,673,695
    Enghouse Systems, Ltd..............................    29,277     932,892
    Ensign Energy Services, Inc........................   272,629   1,890,188
#*  Epsilon Energy, Ltd................................   126,080     394,899
#   Equitable Group, Inc...............................    19,270     840,134
*   Equity Financial Holdings, Inc.....................       100         754
*   Essential Energy Services Trust....................   247,856     255,522
#   Evertz Technologies, Ltd...........................    35,104     504,169
#   Exchange Income Corp...............................    25,015     435,651
    Exco Technologies, Ltd.............................    19,823     209,041
#*  EXFO, Inc..........................................    31,042     106,755
#   Extendicare, Inc...................................   181,697     975,190
    Fairfax Financial Holdings, Ltd....................    24,069  12,785,532
    Fiera Capital Corp.................................    28,311     276,270
    Finning International, Inc.........................   476,294   7,852,648
    First Capital Realty, Inc..........................   108,766   1,670,821
#*  First Majestic Silver Corp.(2833583)...............   111,673     689,882
#*  First Majestic Silver Corp.(32076V103).............   127,578     789,708
#   First National Financial Corp......................       278       4,857
    First Quantum Minerals, Ltd........................   525,208   4,790,400
    FirstService Corp.(2350231)........................    13,106     689,491
    FirstService Corp.(33761N109)......................    18,468     967,169
#   Fortis, Inc........................................   105,128   3,467,313
#*  Fortress Paper, Ltd. Class A.......................    20,464      32,209
*   Fortuna Silver Mines, Inc..........................   299,094   1,449,924
*   Fraser Papers, Inc.................................     6,400          --
#   Gamehost, Inc......................................    11,505     116,797
*   GBS Gold International, Inc........................    42,400          --
#   Genworth MI Canada, Inc............................   111,409   2,772,293
    George Weston, Ltd.................................    81,655   6,472,253
#   Gibson Energy, Inc.................................   222,122   3,952,293
    Gildan Activewear, Inc.............................    82,100   4,792,774
#   Glacier Media, Inc.................................    22,700      26,439
    GLENTEL, Inc.......................................     9,100     178,892

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
CANADA -- (Continued)
    Gluskin Sheff + Associates, Inc....................    71,805 $1,496,338
#   GMP Capital, Inc...................................   109,300    451,582
    Goldcorp, Inc.(380956409)..........................   226,536  5,443,660
#   Goldcorp, Inc.(2676302)............................   169,396  4,091,259
#*  Golden Star Resources, Ltd.........................   423,301    133,250
*   Gran Tierra Energy, Inc.(38500T101)................    55,835    119,487
*   Gran Tierra Energy, Inc.(B2PPCS5)..................   624,423  1,351,352
*   Great Canadian Gaming Corp.........................    91,063  1,415,357
#*  Great Panther Silver, Ltd..........................    98,337     69,649
    Great-West Lifeco, Inc.............................   114,900  2,912,512
*   Heroux-Devtek, Inc.................................    37,512    333,584
    High Liner Foods, Inc..............................    27,704    491,639
#   HNZ Group, Inc.....................................     6,940    118,898
    Home Capital Group, Inc............................    54,200  1,791,454
#   Horizon North Logistics, Inc.......................   202,756    344,655
    HudBay Minerals, Inc.(B05BQ98).....................    25,147    179,801
    HudBay Minerals, Inc.(B05BDX1).....................   563,748  4,103,777
#   Hudson's Bay Co....................................    96,011  1,769,558
#   Husky Energy, Inc..................................   357,408  7,692,696
*   IAMGOLD Corp.(450913108)...........................   208,317    556,206
*   IAMGOLD Corp.(2446646).............................   923,907  2,472,089
#   IGM Financial, Inc.................................    67,900  2,330,305
#*  Imax Corp.(2014258)................................    44,420  1,480,519
#*  Imax Corp.(45245E109)..............................    53,255  1,774,989
#*  Imperial Metals Corp...............................    86,219    607,272
    Imperial Oil, Ltd.(2454241)........................    38,803  1,442,554
#   Imperial Oil, Ltd.(453038408)......................   200,434  7,438,106
*   Indigo Books & Music, Inc..........................     5,523     45,724
#   Industrial Alliance Insurance & Financial
      Services, Inc....................................   226,377  7,208,006
#   Innergex Renewable Energy, Inc.....................   199,483  1,871,281
    Intact Financial Corp..............................    91,712  6,129,049
#   Inter Pipeline, Ltd................................    74,148  1,927,953
*   Interfor Corp......................................   174,345  3,045,927
    Intertape Polymer Group, Inc.......................   105,984  1,563,862
#*  Ithaca Energy, Inc.................................   624,063    594,252
#*  Ivanhoe Energy, Inc................................     8,552      3,163
    Jean Coutu Group PJC, Inc. (The) Class A...........    91,400  1,833,467
    Just Energy Group, Inc.(B693818)...................     6,432     32,546
#   Just Energy Group, Inc.(B63MCN1)...................   217,345  1,103,231
#   K-Bro Linen, Inc...................................     7,876    298,441
*   Katanga Mining, Ltd................................   525,231    128,135
*   Kelt Exploration, Ltd..............................    31,250    154,934
    Keyera Corp........................................    68,002  4,013,654
#   Killam Properties, Inc.............................   130,304  1,139,276
*   Kingsway Financial Services, Inc...................    15,975     92,403
*   Kinross Gold Corp.(496902404)......................    52,598    178,307
*   Kinross Gold Corp.(B03Z841)........................ 2,210,552  7,497,819
#*  Kirkland Lake Gold, Inc............................   116,167    412,303
#*  Knight Therapeutics, Inc...........................    11,933     76,160
#*  Lake Shore Gold Corp............................... 1,352,656  1,213,526
    Laurentian Bank of Canada..........................   112,546  4,145,965
#*  Legacy Oil + Gas, Inc..............................   355,714    431,101
#   Leisureworld Senior Care Corp......................    63,973    723,453

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
CANADA -- (Continued)
    Leon's Furniture, Ltd..............................    38,892 $   586,119
*   Leucrotta Exploration, Inc.........................   216,823     162,101
#   Lightstream Resources, Ltd.........................   551,737     329,991
    Linamar Corp.......................................   107,472   6,156,360
#   Liquor Stores N.A., Ltd............................    91,176   1,099,249
    Loblaw Cos., Ltd...................................    98,438   4,890,508
#   Long Run Exploration, Ltd..........................   473,627     395,093
    Lucara Diamond Corp................................   618,744   1,022,556
*   Lundin Mining Corp................................. 1,117,065   3,973,506
    MacDonald Dettwiler & Associates, Ltd..............    37,317   2,741,142
    Magellan Aerospace Corp............................    25,834     271,413
    Magna International, Inc...........................   156,225  15,010,239
#*  Mainstreet Equity Corp.............................     5,682     151,362
#   Major Drilling Group International, Inc............   194,168   1,039,067
#   Mandalay Resources Corp............................   661,254     483,959
#   Manitoba Telecom Services, Inc.....................    90,864   1,834,156
    Manulife Financial Corp.(56501R106)................   579,501   9,318,376
#   Manulife Financial Corp.(2492519)..................   566,559   9,086,702
    Maple Leaf Foods, Inc..............................   258,143   4,140,202
    Martinrea International, Inc.......................   313,552   2,326,903
*   Maxim Power Corp...................................    24,537      50,592
#   McCoy Global, Inc..................................     1,600       4,571
#   Mediagrif Interactive Technologies, Inc............     1,100      15,357
#   Medical Facilities Corp............................    51,669     796,565
*   MEG Energy Corp....................................   122,182   1,863,451
    Melcor Developments, Ltd...........................     1,962      26,233
*   Mercator Minerals, Ltd.............................   131,933          --
    Methanex Corp.(2654416)............................   124,000   5,480,318
    Methanex Corp.(59151K108)..........................    68,693   3,029,361
    Metro, Inc.........................................   143,787  11,378,941
*   Migao Corp.........................................    61,406      47,358
*   Mitel Networks Corp................................    87,095     774,509
#*  Mood Media Corp....................................    78,868      34,137
    Morneau Shepell, Inc...............................   106,233   1,431,265
#   MTY Food Group, Inc................................    12,539     344,583
#   Mullen Group, Ltd..................................   282,356   4,530,762
*   NAPEC, Inc.........................................     9,700       7,099
    National Bank of Canada............................   414,765  14,430,440
#   Nevsun Resources, Ltd..............................   580,388   2,005,118
#   New Flyer Industries, Inc..........................    90,958     982,092
*   New Gold, Inc......................................   925,515   4,056,912
    Newalta Corp.......................................   152,768   1,592,961
#*  Niko Resources, Ltd................................    91,915      17,722
#   Norbord, Inc.......................................    70,916   1,578,267
    North American Energy Partners, Inc.(B1HTYS2)......    17,176      51,094
    North American Energy Partners, Inc.(656844107)....     6,310      18,804
#*  North American Palladium, Ltd......................   239,959      40,601
    North West Co., Inc. (The).........................    93,492   1,954,157
#   Northland Power, Inc...............................   181,633   2,444,262
#*  Novagold Resources, Inc............................   141,271     536,979
*   NuVista Energy, Ltd................................   403,250   2,265,842
#*  OceanaGold Corp....................................   823,602   1,814,815
    Onex Corp..........................................    74,987   4,116,112

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
CANADA -- (Continued)
    Open Text Corp.....................................  95,500 $ 5,415,700
#   Osisko Gold Royalties, Ltd.........................  83,651   1,125,044
*   Ovivo, Inc. Class A................................  12,023      19,680
#   Pacific Rubiales Energy Corp....................... 794,797   1,845,165
*   Painted Pony Petroleum, Ltd........................ 214,375   1,159,012
    Pan American Silver Corp.(2669272)................. 267,703   3,134,828
    Pan American Silver Corp.(697900108)............... 194,280   2,265,305
#*  Paramount Resources, Ltd. Class A..................  36,466     818,163
*   Parex Resources, Inc............................... 364,714   1,974,685
#   Parkland Fuel Corp................................. 145,311   2,503,233
    Pason Systems, Inc................................. 129,833   1,829,943
    Pembina Pipeline Corp.(B4PPQG5)....................  17,562     545,300
#   Pembina Pipeline Corp.(B4PT2P8)....................  80,199   2,491,744
#   Pengrowth Energy Corp.............................. 966,543   2,586,170
#   Penn West Petroleum, Ltd.(B63FY34)................. 626,348     946,398
    Penn West Petroleum, Ltd.(707887105)............... 156,120     232,619
*   Performance Sports Group, Ltd......................  32,794     611,129
#*  Perpetual Energy, Inc.............................. 168,529     128,648
#   Peyto Exploration & Development Corp............... 133,990   3,384,804
#   PHX Energy Services Corp...........................  88,342     433,124
#*  Pilot Gold, Inc....................................  10,300       9,078
#*  Points International, Ltd..........................   6,420      69,722
*   Polaris Minerals Corp..............................   7,200      11,899
*   Poseidon Concepts Corp.............................  64,303          19
    Potash Corp. of Saskatchewan, Inc.(2696980)........  75,200   2,737,666
    Potash Corp. of Saskatchewan, Inc.(73755L107)......  80,611   2,945,526
    Precision Drilling Corp.(74022D308)................ 276,927   1,412,328
    Precision Drilling Corp.(B5YPLH9).................. 408,054   2,084,104
#   Premium Brands Holdings Corp.......................  40,289     776,484
*   Primero Mining Corp.(74164W106)....................  81,988     329,592
#*  Primero Mining Corp.(B4Z8FV2)...................... 118,555     475,824
    Progressive Waste Solutions, Ltd.(B3DJGB7)......... 156,466   4,464,828
    Progressive Waste Solutions, Ltd.(74339G101).......  81,023   2,310,776
#   Pulse Seismic, Inc................................. 111,340     266,368
*   QLT, Inc...........................................  59,679     258,780
    Quebecor, Inc. Class B............................. 116,700   2,925,077
*   Questerre Energy Corp. Class A.....................  81,025      18,810
    Reitmans Canada, Ltd...............................   1,346       7,531
    Reitmans Canada, Ltd. Class A...................... 106,037     675,926
*   Restaurant Brands International, Inc.(76131D103)...   6,535     252,781
*   Restaurant Brands International, Inc.(BTF8CF0).....  35,183   1,363,352
    Richelieu Hardware, Ltd............................  24,135   1,125,173
#*  Richmont Mines, Inc................................ 102,801     363,246
#   Ritchie Bros Auctioneers, Inc.(2345390)............  60,500   1,516,428
#   Ritchie Bros Auctioneers, Inc.(767744105)..........  28,729     718,225
*   RMP Energy, Inc.................................... 359,691   1,225,672
#*  Rock Energy, Inc................................... 107,642     199,070
#   Rocky Mountain Dealerships, Inc....................  34,942     228,235
#   Rogers Communications, Inc. Class B(2169051).......  36,700   1,304,876
    Rogers Communications, Inc. Class B(775109200).....  31,232   1,112,796
#   Rogers Sugar, Inc.................................. 234,850     844,625
    RONA, Inc.......................................... 388,234   3,907,699
    Royal Bank of Canada(2754383)...................... 305,565  17,251,305

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
CANADA -- (Continued)
    Royal Bank of Canada(780087102)....................   146,617 $ 8,297,056
#   Russel Metals, Inc.................................   138,712   2,556,571
#*  Sandstorm Gold, Ltd................................   251,193   1,012,126
*   Sandvine Corp......................................   334,887     853,887
    Saputo, Inc........................................   140,784   4,048,357
#   Savanna Energy Services Corp.......................   285,414     505,376
*   Scorpio Mining Corp................................   182,679      28,753
#*  Sears Canada, Inc..................................    15,055     140,989
    Secure Energy Services, Inc........................   207,818   2,412,305
#*  SEMAFO, Inc........................................   702,740   2,461,000
#*  Serinus Energy, Inc................................       346         272
#   Shaw Communications, Inc. Class B(2801836).........    75,902   1,752,550
    Shaw Communications, Inc. Class B(82028K200).......   238,637   5,522,060
    ShawCor, Ltd.......................................   114,880   3,155,199
    Sherritt International Corp........................   574,998     968,361
#*  Sierra Wireless, Inc.(2418968).....................    50,226   1,816,626
#*  Sierra Wireless, Inc.(826516106)...................    23,228     838,763
*   Silver Standard Resources, Inc.(82823L106).........    14,136      87,219
*   Silver Standard Resources, Inc.(2218458)...........   197,398   1,216,358
    Silver Wheaton Corp.(B058ZX6)......................    70,780   1,625,929
    Silver Wheaton Corp.(828336107)....................    29,909     687,010
    SNC-Lavalin Group, Inc.............................   107,852   3,569,038
*   Solium Capital, Inc................................    16,806      88,877
#*  Southern Pacific Resource Corp.....................   665,787       2,620
*   Sprott Resource Corp...............................    29,662      40,383
#   Sprott, Inc........................................   309,256     681,449
#   Spyglass Resources Corp............................   214,891      47,352
*   St Andrew Goldfields, Ltd..........................    98,808      24,494
    Stantec, Inc.(2854238).............................   112,930   2,777,259
    Stantec, Inc.(85472N109)...........................    13,106     321,883
    Stella-Jones, Inc..................................    41,782   1,192,926
    Strad Energy Services, Ltd.........................     1,000       2,566
    Stuart Olson, Inc..................................    21,376     108,335
#   Student Transportation, Inc........................   132,144     734,191
#   Sun Life Financial, Inc.(2566124)..................   283,726   8,676,786
    Sun Life Financial, Inc.(866796105)................     8,848     270,483
    Suncor Energy, Inc.(867224107).....................   948,181  28,265,276
    Suncor Energy, Inc.(B3NB1P2).......................   710,329  21,186,329
*   SunOpta, Inc.(8676EP108)...........................    34,749     363,475
*   SunOpta, Inc.(2817510).............................    71,109     745,394
#   Superior Plus Corp.................................   365,989   3,513,863
#   Surge Energy, Inc..................................   486,772     984,500
#*  TAG Oil, Ltd.......................................    65,570      74,306
    Talisman Energy, Inc.(87425E103)...................   613,475   4,613,332
    Talisman Energy, Inc.(2068299)..................... 1,304,903   9,837,862
#*  Taseko Mines, Ltd..................................   404,489     289,671
    Teck Resources, Ltd. Class A.......................     1,294      19,440
    Teck Resources, Ltd. Class B(878742204)............   250,032   3,220,412
    Teck Resources, Ltd. Class B(2879327)..............   210,473   2,724,704
*   Tekmira Pharmaceuticals Corp.......................    12,300     316,333
    TELUS Corp.........................................    87,440   2,999,535
#*  Tembec, Inc........................................   128,010     284,086
*   Teranga Gold Corp.(B5TDK82)........................   140,395      69,606

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
CANADA -- (Continued)
#*  Teranga Gold Corp.(B4L8QT1)........................    41,624 $    19,776
#*  Tethys Petroleum, Ltd..............................    35,628       5,047
#*  Theratechnologies, Inc.............................    35,700      15,452
#*  Thompson Creek Metals Co., Inc.....................   523,290     650,664
#   Thomson Reuters Corp...............................   155,678   5,973,762
*   Timminco, Ltd......................................    17,306          32
*   Timmins Gold Corp..................................   383,822     419,857
#   TMX Group, Ltd.....................................    27,016   1,000,742
    TORC Oil & Gas, Ltd................................   237,329   1,540,856
    Toromont Industries, Ltd...........................   128,495   2,792,974
    Toronto-Dominion Bank (The)(891160509).............   141,252   5,626,067
#   Toronto-Dominion Bank (The)(2897222)...............   683,444  27,215,131
#   Torstar Corp. Class B..............................   109,300     590,067
    Total Energy Services, Inc.........................    62,291     639,724
*   Touchstone Exploration, Inc........................     5,326       1,425
*   Tourmaline Oil Corp................................   137,922   3,792,394
    TransAlta Corp.(89346D107).........................   308,151   2,690,158
#   TransAlta Corp.(2901628)...........................   364,355   3,188,501
#   TransAlta Renewables, Inc..........................    20,747     208,009
    TransCanada Corp...................................   225,970  10,054,571
#   Transcontinental, Inc. Class A.....................   194,330   2,313,853
    TransForce, Inc....................................   253,806   5,760,419
    TransGlobe Energy Corp.(893662106).................    30,106      87,608
#   TransGlobe Energy Corp.(2470548)...................    99,017     288,316
    Trican Well Service, Ltd...........................   275,492   1,062,336
#   Trilogy Energy Corp................................    67,393     344,735
    Trinidad Drilling, Ltd.............................   381,486   1,281,927
*   TSO3, Inc..........................................     5,400       5,525
#*  Turquoise Hill Resources, Ltd.(900435108)..........   263,904     760,044
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)............   494,336   1,435,508
*   TVA Group, Inc. Class B............................     4,447      23,973
#   Twin Butte Energy, Ltd.............................   791,037     448,215
    Uni-Select, Inc....................................    26,544     658,012
*   Valeant Pharmaceuticals International,
      Inc.(B3XSX46)....................................    41,711   6,669,099
*   Valeant Pharmaceuticals International,
      Inc.(91911K102)..................................    30,772   4,922,597
#   Valener, Inc.......................................    79,533   1,059,647
#   Veresen, Inc.......................................   174,606   2,221,908
#   Vermilion Energy, Inc.(B607XS1)....................    24,861   1,095,042
    Vermilion Energy, Inc.(923725105)..................    49,866   2,184,131
    Vicwest, Inc.......................................     8,008      78,839
#   Wajax Corp.........................................    61,103   1,166,088
*   Wesdome Gold Mines, Ltd............................    85,051      87,012
    West Fraser Timber Co., Ltd........................   102,729   5,900,026
    Western Energy Services Corp.......................    47,822     197,580
    Western Forest Products, Inc....................... 1,322,093   2,684,347
#   WesternOne, Inc....................................    54,988     113,810
    Westjet Airlines, Ltd..............................    25,867     621,280
#   Westshore Terminals Investment Corp................   104,778   2,638,621
    Whistler Blackcomb Holdings, Inc...................    47,865     752,611
#   Whitecap Resources, Inc............................   595,792   5,818,668
    Wi-Lan, Inc........................................   346,869     930,844
    Winpak, Ltd........................................    38,587   1,147,862
#   WSP Global, Inc....................................   115,289   3,118,347

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                        ------- --------------
CANADA -- (Continued)
    Yamana Gold, Inc.(98462Y100)....................... 135,431 $      556,621
    Yamana Gold, Inc.(2219279)......................... 728,991      3,017,622
#*  Yellow Pages, Ltd..................................   4,700         64,987
#   Zargon Oil & Gas, Ltd..............................  76,173        236,186
    ZCL Composites, Inc................................  10,000         46,274
                                                                --------------
TOTAL CANADA...........................................          1,069,245,632
                                                                --------------
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc.............................  42,625          4,340
#*  Technovator International, Ltd..................... 738,000        293,252
    Zhuhai Holdings Investment Group, Ltd.............. 294,000         50,716
                                                                --------------
TOTAL CHINA............................................                348,308
                                                                --------------
DENMARK -- (1.3%)
    ALK-Abello A.S.....................................  13,884      1,578,897
*   Alm Brand A.S...................................... 298,111      1,543,364
#   Ambu A.S. Class B..................................  42,156        895,477
    AP Moeller - Maersk A.S. Class A...................   1,656      3,240,605
    AP Moeller - Maersk A.S. Class B...................   3,790      7,658,639
*   Auriga Industries A.S. Class B.....................  36,877      1,745,018
#*  Bang & Olufsen A.S................................. 135,053        934,015
*   Bavarian Nordic A.S................................  60,891      1,875,138
    Brodrene Hartmann A.S..............................   2,300         60,897
    Carlsberg A.S. Class B.............................  84,609      6,212,883
    Chr Hansen Holding A.S............................. 207,223      8,611,110
    Coloplast A.S. Class B.............................  39,512      3,114,556
#   D/S Norden A.S.....................................  56,518      1,168,893
    Danske Bank A.S.................................... 284,088      7,352,870
    Dfds A.S...........................................  12,222      1,178,401
    Djurslands Bank A.S................................   1,040         31,156
    DSV A.S............................................ 455,079     14,333,945
#   East Asiatic Co., Ltd. A.S.........................  21,724        171,610
#   FLSmidth & Co. A.S.................................  74,237      3,136,526
    Fluegger A.S. Class B..............................     350         20,580
*   Genmab A.S.........................................  43,967      2,946,101
    GN Store Nord A.S.................................. 377,339      8,459,162
    Gronlandsbanken A.S................................      33          3,233
    H Lundbeck A.S.....................................  99,017      2,010,993
*   H+H International A.S. Class B.....................   5,798         33,111
    Harboes Bryggeri A.S. Class B......................   2,462         33,804
    IC Companys A.S....................................  17,593        377,241
    Jeudan A.S.........................................   1,880        167,106
*   Jyske Bank A.S..................................... 124,007      5,612,960
    NKT Holding A.S....................................  54,179      2,783,043
    Nordjyske Bank A.S.................................   3,195         48,946
    Norresundby Bank A.S...............................     880         52,074
    Novo Nordisk A.S. Class B.......................... 381,738     17,014,319
    Novo Nordisk A.S. Sponsored ADR.................... 200,371      8,928,532
    Novozymes A.S. Class B............................. 137,913      6,289,447
    Pandora A.S........................................ 106,376      7,604,563
*   Parken Sport & Entertainment A.S...................   5,510         50,060
    PER Aarsleff A.S. Class B..........................   3,649        820,247

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
DENMARK -- (Continued)
    Ringkjoebing Landbobank A.S........................     4,515 $    849,007
    Rockwool International A.S. Class A................        55        5,878
    Rockwool International A.S. Class B................    13,992    1,494,090
*   Royal UNIBREW A.S..................................    20,356    3,469,910
    Schouw & Co........................................    36,120    1,676,292
    SimCorp A.S........................................    54,042    1,570,590
    Solar A.S. Class B.................................     8,307      366,925
    Spar Nord Bank A.S.................................    98,077      884,291
*   Sydbank A.S........................................   165,695    4,667,501
    TDC A.S............................................ 1,330,010    9,843,131
    Tivoli A.S.........................................        90       43,450
*   TK Development A.S.................................   248,337      339,237
*   Topdanmark A.S.....................................   226,234    7,570,349
*   Topsil Semiconductor Matls.........................   345,651       23,855
    Tryg A.S...........................................    27,811    3,256,502
    United International Enterprises...................     2,806      420,701
*   Vestas Wind Systems A.S............................   316,614   12,301,597
#*  Vestjysk Bank A.S..................................    23,224       30,289
*   William Demant Holding A.S.........................    38,214    2,900,268
*   Zealand Pharma A.S.................................    19,350      250,804
                                                                  ------------
TOTAL DENMARK..........................................            180,064,189
                                                                  ------------
FINLAND -- (1.5%)
    Afarak Group Oyj...................................   107,436       43,265
    Ahlstrom Oyj.......................................    23,261      210,154
    Alma Media Oyj.....................................    25,653       87,783
    Amer Sports Oyj....................................   349,885    6,673,064
    Apetit Oyj.........................................     1,800       31,346
    Aspo Oyj...........................................     8,353       65,059
    Atria Oyj..........................................    20,310      177,516
    Bank of Aland P.L.C. Class B.......................     1,250       17,190
    BasWare Oyj........................................     5,735      245,773
*   Biotie Therapies Oyj...............................   226,186       47,744
#   Cargotec Oyj.......................................    92,551    2,964,650
    Caverion Corp......................................   150,517    1,406,838
    Citycon Oyj........................................   539,709    1,829,895
    Comptel Oyj........................................    51,194       53,204
    Cramo Oyj..........................................    25,439      392,298
    Digia Oyj..........................................    10,944       41,916
    Elektrobit Oyj.....................................   421,160    1,948,970
    Elisa Oyj..........................................   253,091    6,732,194
    F-Secure Oyj.......................................    93,826      242,573
*   Finnair Oyj........................................   130,693      486,371
*   Finnlines Oyj......................................    17,325      313,188
#   Fiskars Oyj Abp....................................    33,897      711,748
    Fortum Oyj.........................................   841,020   17,939,583
    HKScan Oyj Class A.................................    30,767      133,993
    Huhtamaki Oyj......................................   247,822    6,794,102
    Ilkka-Yhtyma Oyj...................................    29,672       73,187
    Kemira Oyj.........................................   195,542    2,237,173
    Kesko Oyj Class A..................................     2,893      101,045
    Kesko Oyj Class B..................................   157,478    5,754,622
    Kone Oyj Class B...................................   177,735    8,016,236

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
FINLAND -- (Continued)
#   Konecranes Oyj.....................................   103,190 $  3,143,722
    Lassila & Tikanoja Oyj.............................    65,947    1,320,884
*   Lemminkainen Oyj...................................    23,812      296,329
    Metsa Board Oyj....................................   426,066    2,545,865
    Metso Oyj..........................................   213,245    6,488,032
    Metso Oyj Sponsored ADR............................    10,246      313,835
    Munksjo Oyj........................................    11,852      125,613
    Neste Oil Oyj......................................   383,894   10,675,482
    Nokia Oyj.......................................... 3,300,556   25,383,063
#   Nokia Oyj Sponsored ADR............................    53,303      405,103
#   Nokian Renkaat Oyj.................................   150,256    3,703,072
    Okmetic Oyj........................................    21,251      127,193
#   Olvi Oyj Class A...................................     9,211      250,279
*   Oriola-KD Oyj Class A..............................     1,000        4,094
*   Oriola-KD Oyj Class B..............................   193,210      787,568
    Orion Oyj Class A..................................    22,868      752,524
    Orion Oyj Class B..................................   115,540    3,809,315
#*  Outokumpu Oyj......................................   263,389    1,425,046
#   Outotec Oyj........................................   542,685    3,142,509
    PKC Group Oyj......................................    37,192      808,331
    Ponsse Oy..........................................    48,669      682,434
*   Poyry Oyj..........................................    26,849       88,299
    Raisio Oyj Class V.................................   254,861    1,224,501
    Ramirent Oyj.......................................   150,753    1,244,714
    Rapala VMC Oyj.....................................    14,912       88,139
    Saga Furs Oyj......................................     3,026       79,032
    Sampo Oyj Class A..................................   278,059   13,466,920
    Sanoma Oyj.........................................   162,779    1,025,038
    Stockmann Oyj Abp(5462371).........................     8,998       67,932
#   Stockmann Oyj Abp(5462393).........................    44,848      311,179
    Stora Enso Oyj Class R............................. 1,448,874   14,057,591
    Stora Enso Oyj Sponsored ADR.......................   102,498      995,256
*   Talvivaara Mining Co. P.L.C........................   676,382       23,159
    Technopolis Oyj....................................   205,533      931,632
    Teleste Oyj........................................     6,970       51,122
    Tieto Oyj..........................................   160,023    3,932,451
    Tikkurila Oyj......................................    61,644    1,112,287
    UPM-Kymmene Oyj.................................... 1,109,699   19,505,595
    UPM-Kymmene Oyj Sponsored ADR......................    76,179    1,337,703
    Uponor Oyj.........................................    94,718    1,443,387
#   Vaisala Oyj Class A................................     6,201      158,530
    Valmet OYJ.........................................   159,267    2,050,797
    Wartsila Oyj Abp...................................   139,408    6,462,611
#   YIT Oyj............................................   159,761      930,509
                                                                  ------------
TOTAL FINLAND..........................................            202,551,357
                                                                  ------------
FRANCE -- (7.0%)
    Accor SA...........................................    89,833    4,466,226
    Actia Group........................................    19,748      122,486
    Aeroports de Paris.................................    16,599    1,991,631
#*  Air France-KLM.....................................   273,467    2,407,979
    Air Liquide SA.....................................    68,830    8,677,262
    Akka Technologies SA...............................     9,328      338,049

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
FRANCE -- (Continued)
    Albioma SA.........................................    58,690 $ 1,090,616
*   Alcatel-Lucent..................................... 2,157,449   7,467,158
#*  Alcatel-Lucent Sponsored ADR....................... 1,266,007   4,367,724
*   Alstom SA..........................................   121,978   3,974,487
#   Altamir............................................    24,933     291,944
    Alten SA...........................................    49,193   2,060,411
    Altran Technologies SA.............................   282,272   2,498,246
    April SA...........................................    24,454     303,860
#*  Archos.............................................    27,729      74,662
    Arkema SA..........................................    98,333   7,014,542
    Assystem...........................................    21,508     420,462
    AtoS...............................................   168,253  12,371,597
    Aubay..............................................     8,512     105,831
    Audika Groupe......................................     1,627      23,644
    Aurea SA...........................................       515       2,628
    AXA SA.............................................   780,294  18,252,592
    AXA SA Sponsored ADR...............................   406,668   9,568,898
    Axway Software SA..................................     7,148     135,176
#*  Beneteau SA........................................    50,383     734,007
    Bigben Interactive.................................     9,602      41,095
    BioMerieux.........................................    23,518   2,569,228
    BNP Paribas SA.....................................   455,206  23,900,750
    Boiron SA..........................................    14,943   1,528,355
    Bollore SA(4572709)................................ 1,551,160   6,676,006
*   Bollore SA(BQR9N80)................................     2,900      12,125
    Bonduelle S.C.A....................................    27,814     626,871
    Bongrain SA........................................     8,393     511,051
    Bouygues SA........................................   319,976  11,402,356
    Bureau Veritas SA..................................   171,840   3,638,852
    Burelle SA.........................................       100      74,412
    Cap Gemini SA......................................   195,812  14,212,049
    Carrefour SA.......................................   528,710  16,567,569
    Casino Guichard Perrachon SA.......................   123,828  11,233,972
*   Cegedim SA.........................................     4,065     147,378
    Cegid Group........................................    12,546     451,684
*   CGG SA.............................................    78,752     436,275
#*  CGG SA Sponsored ADR...............................   120,793     677,649
*   Chargeurs SA.......................................    49,798     288,059
    Christian Dior SA..................................    18,960   3,260,913
    Cie de Saint-Gobain................................   501,828  21,378,212
*   Cie des Alpes......................................       237       4,233
    Cie Generale des Etablissements Michelin...........   252,791  24,617,281
*   Club Mediterranee SA...............................    40,276   1,122,407
    CNP Assurances.....................................   180,800   3,174,030
    Credit Agricole SA.................................   722,045   8,563,211
    Danone SA..........................................   108,094   7,254,274
    Danone SA Sponsored ADR............................    34,693     466,968
    Dassault Systemes ADR..............................    10,986     680,363
    Dassault Systemes SA...............................    15,258     942,873
    Derichebourg SA....................................   234,809     912,837
    Devoteam SA........................................     2,950      56,726
    Edenred............................................   209,417   6,018,778
    Eiffage SA.........................................   119,308   5,808,833

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
FRANCE -- (Continued)
    Electricite de France SA...........................   289,439 $ 7,846,389
    Electricite de Strasbourg SA.......................       606      75,381
#*  Eramet.............................................    13,827   1,107,355
    Essilor International SA...........................   112,866  12,570,046
*   Esso SA Francaise..................................     3,968     164,143
*   Etablissements Maurel et Prom......................   288,836   2,333,046
    Euler Hermes Group.................................    26,213   2,566,992
#*  Euro Disney SCA....................................    19,225      26,779
    Eurofins Scientific SE.............................    11,905   3,058,456
    European Aeronautic Defence and Space Co. NV.......   140,945   7,509,562
    Eutelsat Communications SA.........................   176,984   6,080,015
    Exel Industries Class A............................     1,907      99,106
    Faiveley Transport SA..............................     9,588     581,629
    Faurecia...........................................   212,400   8,531,338
    Fimalac............................................     8,994     708,892
    Fleury Michon SA...................................     2,837     161,301
*   GameLoft SE........................................    56,327     187,620
    Gaumont SA.........................................       768      32,108
    GDF Suez........................................... 1,929,183  42,786,145
    GEA................................................        98       8,647
*   GECI International.................................    20,581          --
    GL Events..........................................    21,951     408,853
    Groupe Crit........................................    11,951     524,379
    Groupe Eurotunnel SE...............................   833,722  11,194,132
    Groupe Flo.........................................    10,366      25,847
*   Groupe Fnac........................................     8,888     445,796
#   Groupe Gorge.......................................     6,147     144,044
*   Groupe Open........................................     2,036      25,867
    Guerbet............................................    16,343     607,345
    Haulotte Group SA..................................    25,889     384,183
#   Hermes International...............................     5,367   1,821,396
*   Hi-Media SA........................................    83,236     216,330
    Iliad SA...........................................    11,056   2,567,935
    Imerys SA..........................................    64,760   4,676,007
#   Ingenico...........................................    56,287   5,884,394
    Interparfums SA....................................    14,580     430,299
    Ipsen SA...........................................    47,588   2,421,965
    IPSOS..............................................    61,085   1,591,648
    Jacquet Metal Service..............................    34,067     594,205
    JCDecaux SA........................................    83,951   3,020,611
    Kering.............................................    57,973  11,696,822
    Korian-Medica......................................    67,764   2,562,700
    L'Oreal SA.........................................    28,626   5,118,451
    Lafarge SA.........................................   181,161  12,412,366
    Lafarge SA Sponsored ADR...........................    80,259   1,369,219
    Lagardere SCA......................................   210,226   5,749,893
    Laurent-Perrier....................................     2,478     195,881
*   Le Noble Age.......................................     1,846      41,572
    Lectra.............................................    34,613     389,365
    Legrand SA.........................................   123,696   6,630,746
    LISI...............................................    32,671     811,385
    LVMH Moet Hennessy Louis Vuitton SA................    90,769  14,597,862
    Maisons France Confort SA..........................     3,179     110,051

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
FRANCE -- (Continued)
*   Manitou BF SA......................................    18,376 $   269,773
    Manutan International..............................     2,179      98,455
    Mersen.............................................    24,602     581,173
#*  METabolic EXplorer SA..............................    71,826     461,926
    Metropole Television SA............................    93,726   1,713,644
    MGI Coutier........................................    28,232     428,969
    Montupet...........................................    23,669   1,878,327
    Mr Bricolage.......................................     8,989     144,440
    Natixis SA.........................................   848,348   5,395,475
#   Naturex............................................    14,589     763,372
#   Neopost SA.........................................    89,025   4,619,040
*   Nexans SA..........................................    87,010   2,740,444
    Nexity SA..........................................    80,358   3,164,151
    NextRadioTV........................................     1,907      55,089
    Norbert Dentressangle SA...........................     8,503   1,254,515
#*  NRJ Group..........................................    61,506     460,832
*   Onxeo..............................................    12,362      85,908
    Orange SA(5176177)................................. 2,015,284  35,455,035
    Orange SA(684060106)...............................   207,198   3,642,541
#*  Orco Property Group SA.............................     3,090       1,252
    Orpea..............................................    60,236   3,915,739
*   Parrot SA..........................................    16,137     346,125
    Pernod-Ricard SA...................................    42,452   5,090,325
*   Peugeot SA.........................................   936,816  13,503,650
*   Pierre & Vacances SA...............................     7,592     216,626
    Plastic Omnium SA..................................   110,250   3,165,231
    Publicis Groupe SA.................................    72,497   5,416,784
    Publicis Groupe SA ADR.............................    97,524   1,838,327
    Rallye SA..........................................    72,517   2,719,125
#*  Recylex SA.........................................    32,570      70,074
    Renault SA.........................................   184,384  14,091,798
    Rexel SA...........................................   482,974   9,023,748
    Robertet SA........................................       752     139,642
#   Rubis SCA..........................................    60,528   3,510,311
    Safran SA..........................................   102,039   6,795,779
    Saft Groupe SA.....................................    72,923   2,326,050
    Samse SA...........................................       546      65,659
    Sanofi.............................................   196,390  18,095,350
    Sanofi ADR.........................................   508,573  23,440,130
    Sartorius Stedim Biotech...........................     6,350   1,236,076
    Schneider Electric SE(4834108).....................   215,706  16,214,999
    Schneider Electric SE(B11BPS1).....................    19,869   1,493,535
    SCOR SE............................................   281,823   8,773,128
    SEB SA.............................................    46,462   3,179,505
    Seche Environnement SA.............................     3,292      77,654
#*  Sequana SA.........................................    81,203     234,328
    SES SA.............................................   169,215   6,164,210
    Societe BIC SA.....................................    25,025   3,558,174
    Societe d'Edition de Canal +.......................   109,439     737,187
    Societe des Bains de Mer et du Cercle des
      Etrangers a Monaco...............................     1,430      71,050
    Societe Generale SA................................   459,870  18,466,682
    Societe Internationale de Plantations d'Heveas SA..     2,402      88,056
    Societe Marseillaise du Tunnel Prado-Carenage SA...     7,833     280,681

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
FRANCE -- (Continued)
    Societe Television Francaise 1.....................   235,576 $  3,708,404
*   Sodexo.............................................     8,908      887,120
#   Sodexo SA..........................................    38,166    3,786,617
    Sodexo SA Sponsored ADR............................     3,800      379,658
#*  SOITEC.............................................   526,078      522,030
*   Solocal Group...................................... 1,676,252    1,407,006
    Somfy SA...........................................     1,225      310,960
    Sopra Steria Group.................................    28,539    2,222,354
*   Spir Communication SA..............................     2,571       43,911
    Stallergenes SA....................................       332       19,758
#*  Ste Industrielle d'Aviation Latecoere SA...........    15,550      198,207
    Stef SA............................................     5,402      311,357
#   STMicroelectronics NV(2430025).....................   349,913    2,904,278
    STMicroelectronics NV(5962332).....................   955,602    7,934,710
#*  Store Electronic...................................        16          227
    Suez Environnement Co..............................   287,899    5,292,258
    Sword Group........................................     9,306      204,970
    Synergie SA........................................     6,566      143,270
*   Technicolor SA.....................................   505,117    3,017,423
*   Technicolor SA Sponsored ADR.......................     4,360       25,811
    Technip SA.........................................   108,159    6,316,129
#   Technip SA ADR.....................................   101,667    1,510,772
    Teleperformance....................................   131,145    9,395,995
    Tessi SA...........................................     1,767      178,975
    Thales SA..........................................    75,321    3,966,565
*   Theolia SA.........................................   116,506       72,408
    Thermador Groupe...................................       431       34,585
    Total Gabon........................................       203       69,736
    Total SA........................................... 1,777,110   91,220,055
#   Total SA Sponsored ADR.............................   579,735   29,862,150
    Touax SA...........................................       718       12,050
#*  Transgene SA.......................................     1,596       13,039
    Trigano SA.........................................    16,615      495,909
*   UBISOFT Entertainment..............................   293,139    5,884,283
    Union Financiere de France BQE SA..................     1,141       30,385
    Valeo SA...........................................    90,242   12,724,270
    Vallourec SA.......................................   202,769    4,399,477
#*  Valneva SE.........................................   100,590      458,048
    Veolia Environnement SA............................   347,831    6,371,958
    Veolia Environnement SA ADR........................    45,884      837,383
    Vicat..............................................    16,798    1,179,737
    VIEL & Cie SA......................................    48,096      108,744
    Vilmorin & Cie SA..................................    11,172      982,995
    Vinci SA...........................................   244,881   12,864,621
    Virbac SA..........................................     5,724    1,270,563
    Vivendi SA.........................................   751,223   17,764,468
    VM Materiaux SA....................................       811       22,168
    Vranken-Pommery Monopole SA........................     3,897      105,592
    Zodiac Aerospace...................................   206,735    6,856,426
                                                                  ------------
TOTAL FRANCE...........................................            949,016,206
                                                                  ------------
GERMANY -- (6.1%)
    Aareal Bank AG.....................................   121,094    4,585,368

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
GERMANY -- (Continued)
    Adidas AG..........................................    72,224 $ 4,969,535
    Adler Modemaerkte AG...............................    34,283     495,942
*   ADVA Optical Networking SE.........................    90,910     300,506
#*  Air Berlin P.L.C...................................    74,923      92,250
#*  Aixtron SE.........................................   111,814     884,276
    Allgeier SE........................................     1,954      33,649
    Allianz SE.........................................   146,515  24,159,052
    Allianz SE ADR.....................................   833,738  13,756,677
    Amadeus Fire AG....................................     8,196     609,721
*   Analytik Jena AG...................................     4,322      68,211
*   AS Creation Tapeten................................       906      27,936
    Aurubis AG.........................................    76,716   4,159,033
    Axel Springer SE...................................    71,810   4,415,633
    BASF SE............................................   338,816  30,302,901
    BASF SE Sponsored ADR..............................    56,496   5,059,782
    Basler AG..........................................       276      12,451
*   Bauer AG...........................................    22,932     419,577
    Bayer AG...........................................   179,511  25,855,201
    Bayer AG Sponsored ADR.............................    10,427   1,496,066
    Bayerische Motoren Werke AG........................   404,239  47,009,192
    BayWa AG...........................................    28,813   1,133,358
    Bechtle AG.........................................    28,580   2,415,203
    Beiersdorf AG......................................    35,846   3,146,243
    Bertrandt AG.......................................     7,367     968,297
    Bijou Brigitte AG..................................     4,195     252,740
    Bilfinger SE.......................................    76,922   4,018,651
#   Biotest AG.........................................     4,128     458,744
    Borussia Dortmund GmbH & Co. KGaA..................   263,180   1,185,525
    Brenntag AG........................................   137,959   7,509,820
#   CANCOM SE..........................................    20,166     862,545
    Carl Zeiss Meditec AG..............................    30,763     811,453
    Celesio AG.........................................   163,796   4,852,174
    CENIT AG...........................................    11,286     152,790
    CENTROTEC Sustainable AG...........................    19,354     288,703
    Cewe Stiftung & Co. KGAA...........................    20,613   1,208,293
    Comdirect Bank AG..................................    66,588     661,657
*   Commerzbank AG.....................................   954,016  11,437,980
    CompuGroup Medical AG..............................    30,225     781,797
*   Constantin Medien AG...............................    53,339      77,643
    Continental AG.....................................    66,358  14,973,469
    CropEnergies AG....................................    41,670     127,282
    CTS Eventim AG & Co. KGaA..........................    69,933   2,000,257
    Daimler AG.........................................   734,021  66,476,452
    Data Modul AG......................................     2,305      71,330
    DEAG Deutsche Entertainment AG.....................     1,086       9,550
#   Delticom AG........................................     8,371     161,162
    Deutsche Bank AG(5750355)..........................   281,400   8,168,377
#   Deutsche Bank AG(D18190898)........................   252,096   7,305,742
    Deutsche Boerse AG.................................    88,315   6,772,069
    Deutsche Lufthansa AG..............................   627,503  10,613,555
    Deutsche Post AG...................................   564,233  18,260,318
    Deutsche Telekom AG................................ 2,515,406  43,360,789
#   Deutsche Telekom AG Sponsored ADR..................   514,737   8,853,476

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
GERMANY -- (Continued)
    Deutsche Wohnen AG................................. 298,915 $ 7,764,741
    Deutz AG........................................... 198,255     913,930
*   Dialog Semiconductor P.L.C.........................  92,228   3,527,245
    DIC Asset AG.......................................   7,350      76,785
    DMG Mori Seiki AG.................................. 101,938   3,339,031
    Dr Hoenle AG.......................................   7,908     160,512
    Draegerwerk AG & Co. KGaA..........................   3,415     273,383
    Drillisch AG.......................................  52,768   2,044,329
    Duerr AG...........................................  37,722   3,433,126
    E.ON SE............................................ 673,443  10,424,852
    E.ON SE Sponsored ADR.............................. 186,717   2,867,973
    Eckert & Ziegler AG................................   7,086     168,168
    Elmos Semiconductor AG.............................  28,578     565,325
    ElringKlinger AG...................................  87,799   3,059,196
#*  Euromicron AG......................................  12,778     163,405
#*  Evotec AG.......................................... 150,502     620,963
    Fielmann AG........................................  22,966   1,561,053
*   First Sensor AG....................................   8,351      89,858
    Francotyp-Postalia Holding AG Class A..............   7,041      33,391
    Fraport AG Frankfurt Airport Services Worldwide....  57,199   3,495,008
    Freenet AG......................................... 286,912   8,542,922
    Fresenius Medical Care AG & Co. KGaA............... 147,872  10,959,274
#   Fresenius Medical Care AG & Co. KGaA ADR...........  51,639   1,915,291
    Fresenius SE & Co. KGaA............................ 597,059  34,173,701
    Fuchs Petrolub SE..................................  18,231     688,492
*   GAGFAH SA..........................................  56,443   1,257,753
    GEA Group AG....................................... 166,498   7,525,766
    Gerresheimer AG....................................  98,610   5,376,134
    Gerry Weber International AG.......................  23,069     888,812
#   Gesco AG...........................................   5,111     400,764
    GFK SE.............................................  21,804     868,144
    GFT Technologies AG................................  35,183     540,334
#   Grammer AG.........................................  42,332   1,683,495
    Grenkeleasing AG...................................   8,258     884,052
*   H&R AG.............................................  15,018     114,058
    Hamburger Hafen und Logistik AG....................  70,157   1,441,377
    Hannover Rueck SE..................................  85,634   7,675,146
    Hawesko Holding AG.................................   1,643      74,103
    HeidelbergCement AG................................ 118,620   8,723,213
#*  Heidelberger Druckmaschinen AG..................... 825,890   1,938,809
    Henkel AG & Co. KGaA...............................  25,214   2,579,951
    Highlight Communications AG........................  31,488     120,790
    Hochtief AG........................................  73,642   5,121,465
    Homag Group AG.....................................   4,117     160,681
    Hornbach Baumarkt AG...............................   3,252     118,527
    Hugo Boss AG.......................................  42,917   5,541,008
    Indus Holding AG...................................  43,340   1,890,433
    Infineon Technologies AG........................... 521,537   5,844,780
#   Infineon Technologies AG ADR....................... 477,224   5,387,859
#*  Intershop Communications AG........................   3,523       4,096
    Isra Vision AG.....................................   7,280     447,690
    Jenoptik AG........................................ 102,693   1,374,059
*   Joyou AG...........................................      10         138

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
GERMANY -- (Continued)
    K+S AG............................................. 342,653 $10,818,651
*   Kloeckner & Co. SE................................. 171,441   1,766,430
*   Koenig & Bauer AG..................................   3,131      41,377
*   Kontron AG......................................... 132,858     785,455
    Krones AG..........................................  40,000   3,786,929
    KSB AG.............................................     214     109,053
#   KUKA AG............................................  43,903   2,967,979
    KWS Saat AG........................................   3,129     956,180
    Lanxess AG......................................... 198,973   9,537,384
    Leifheit AG........................................   3,113     170,439
    Leoni AG...........................................  91,506   5,708,686
    Linde AG........................................... 109,709  21,016,990
#   LPKF Laser & Electronics AG........................  34,998     386,030
    MAN SE.............................................  24,163   2,576,112
#*  Manz AG............................................   5,600     401,100
*   MasterFlex SE......................................     338       2,748
*   Mediclin AG........................................  13,261      52,256
#*  Medigene AG........................................  14,552      62,350
    Merck KGaA.........................................  68,755   6,869,758
*   Metro AG........................................... 301,956   9,291,631
    MLP AG.............................................  85,476     338,980
    Mobotix AG.........................................   2,823      35,375
    MTU Aero Engines AG................................ 108,340   9,911,673
    Muehlbauer Holding AG..............................   1,858      34,425
    Muenchener Rueckversicherungs-Gesellschaft AG......  77,187  15,474,574
    MVV Energie AG.....................................  11,953     330,642
    Nemetschek AG......................................   7,676     801,222
    Nexus AG...........................................   2,391      34,623
*   Nordex SE.......................................... 159,371   3,075,895
    Norma Group SE.....................................  49,803   2,469,650
#   OHB AG.............................................  17,612     421,411
*   Osram Licht AG..................................... 145,425   6,684,928
*   Patrizia Immobilien AG............................. 101,163   1,773,910
    Pfeiffer Vacuum Technology AG......................  12,233   1,098,542
#   PNE Wind AG........................................ 187,790     467,785
    Progress-Werk Oberkirch AG.........................   1,999      87,432
#*  PSI AG Gesellschaft Fuer Produkte und Systeme der
      Informationstechnologie..........................   1,221      17,240
#   Puma SE............................................   3,839     730,674
*   PVA TePla AG.......................................   8,269      13,932
*   QIAGEN NV.......................................... 325,558   7,448,494
#   QSC AG............................................. 182,420     362,136
    R Stahl AG.........................................   3,704     178,059
    Rational AG........................................   3,957   1,302,305
    Rheinmetall AG.....................................  76,995   3,331,844
    Rhoen Klinikum AG..................................  94,932   2,515,078
    RWE AG............................................. 772,488  21,428,359
    SAF-Holland SA..................................... 125,806   1,857,838
    Salzgitter AG......................................  65,761   1,792,699
    SAP SE............................................. 100,171   6,537,936
#   SAP SE Sponsored ADR...............................  53,187   3,476,302
#   Schaltbau Holding AG...............................   8,865     455,549
#*  SGL Carbon SE......................................  65,955   1,047,177

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
GERMANY -- (Continued)
    SHW AG.............................................    11,716 $    578,151
#   Siemens AG Sponsored ADR...........................   190,721   19,947,509
#*  Singulus Technologies AG...........................    93,150       89,324
    Sixt SE............................................    37,276    1,444,378
#*  SKW Stahl-Metallurgie Holding AG...................    10,141       51,996
#*  SMA Solar Technology AG............................    24,476      297,551
    SMT Scharf AG......................................     4,136       66,438
    Softing AG.........................................     3,278       54,321
    Software AG........................................   104,515    2,766,197
#*  Solarworld AG......................................       882       11,416
    Stada Arzneimittel AG..............................   150,097    4,653,932
    STRATEC Biomedical AG..............................     1,985      106,951
    Stroeer Media SE...................................    48,107    1,400,234
#   Suedzucker AG......................................   130,386    1,639,503
#*  Suss Microtec AG...................................    51,488      270,567
    Symrise AG.........................................    81,236    5,317,130
#   TAG Immobilien AG..................................   175,903    2,284,853
    Takkt AG...........................................    66,544    1,133,038
*   Talanx AG..........................................    75,735    2,306,606
    Technotrans AG.....................................     4,636       51,234
    Telefonica Deutschland Holding AG.................. 1,058,717    5,873,528
#*  ThyssenKrupp AG....................................   235,655    6,122,002
*   Tom Tailor Holding AG..............................    33,821      415,255
    Tomorrow Focus AG..................................     7,335       31,015
    United Internet AG.................................   136,235    5,901,727
    Volkswagen AG......................................    30,542    6,781,118
#   Vossloh AG.........................................    12,404      794,211
    VTG AG.............................................    27,046      649,234
#   Wacker Chemie AG...................................    38,423    4,114,103
    Wacker Neuson SE...................................    67,649    1,370,199
    Washtec AG.........................................    50,600      857,920
    Wincor Nixdorf AG..................................    45,459    2,083,260
    Wirecard AG........................................    22,554    1,008,147
    XING AG............................................     3,814      465,675
#   Zeal Network SE....................................    12,315      518,634
                                                                  ------------
TOTAL GERMANY..........................................            821,237,378
                                                                  ------------
GREECE -- (0.0%)
*   Alapis Holding Industrial and Commercial SA of
      Pharmaceutical Chemical Products.................    69,510           --
*   Bank of Cyprus Pcl.................................         1           --
*   T Bank SA..........................................    46,506           --
                                                                  ------------
TOTAL GREECE...........................................                     --
                                                                  ------------
HONG KONG -- (2.8%)
    Aeon Stores Hong Kong Co., Ltd.....................    32,000       35,510
    AIA Group, Ltd..................................... 3,496,800   20,276,278
    Allied Group, Ltd..................................    72,000      305,892
    Allied Properties HK, Ltd.......................... 2,794,393      554,892
*   Anxian Yuan China Holdings, Ltd.................... 1,560,000       28,160
#*  Apac Resources, Ltd................................   591,244        8,579
    APT Satellite Holdings, Ltd........................   882,500    1,200,285
    Arts Optical International Hldgs...................    70,000       27,078

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
HONG KONG -- (Continued)
    Asia Financial Holdings, Ltd.......................    270,000 $   115,496
    Asia Satellite Telecommunications Holdings, Ltd....    144,000     500,542
    Asia Standard International Group, Ltd.............    438,745     103,014
    ASM Pacific Technology, Ltd........................    233,100   2,105,736
    Associated International Hotels, Ltd...............     79,000     237,912
    Aupu Group Holding Co., Ltd........................    632,000     124,335
*   AVIC Joy Holdings HK, Ltd..........................  1,845,000      80,570
    Bank of East Asia, Ltd.............................  2,074,946   8,621,637
    BOC Hong Kong Holdings, Ltd........................  3,042,500  10,664,533
#   Bonjour Holdings, Ltd..............................  4,060,000     366,651
    Bossini International Hldg.........................  1,204,000     102,065
#*  Brightoil Petroleum Holdings, Ltd..................  5,338,000   1,296,606
*   Brockman Mining, Ltd...............................  2,850,520     106,234
*   Burwill Holdings, Ltd..............................  9,867,600     425,072
#   Cafe de Coral Holdings, Ltd........................    512,000   1,884,704
    Cathay Pacific Airways, Ltd........................  2,379,000   5,532,091
    CEC International Holdings, Ltd....................    606,000     177,120
    Chen Hsong Holdings................................    360,000      96,072
    Cheuk Nang Holdings, Ltd...........................    100,894      91,598
#   Cheung Kong Holdings, Ltd..........................    633,000  12,079,397
    Cheung Kong Infrastructure Holdings, Ltd...........    503,045   4,128,624
*   Cheung Wo International Holdings, Ltd..............     90,000       7,191
    Chevalier International Holdings, Ltd..............    107,913     185,208
*   China Billion Resources, Ltd.......................  5,752,080          --
*   China Daye Non-Ferrous Metals Mining, Ltd..........  1,934,000      34,967
#*  China Dynamics Holdings, Ltd.......................  6,360,000     473,886
#   China Electronics Corp. Holdings Co., Ltd..........  2,128,000     490,292
*   China Energy Development Holdings, Ltd............. 30,592,000     581,458
    China Financial Services Holdings, Ltd.............    304,000      21,873
*   China Flavors & Fragrances Co., Ltd................     24,890       3,285
*   China Infrastructure Investment, Ltd...............  2,032,000      31,464
    China Metal International Holdings, Inc............    540,000     174,342
*   China Renji Medical Group, Ltd.....................    866,250      25,309
*   China Solar Energy Holdings, Ltd...................  1,033,500       4,499
*   China Star Entertainment, Ltd...................... 27,950,000     444,684
    China Ting Group Holdings, Ltd.....................    692,000      32,445
*   China Tycoon Beverage Holdings, Ltd................     60,000       1,793
    Chinese Estates Holdings, Ltd......................      9,000      28,942
    Chong Hing Bank, Ltd...............................     39,486      88,879
    Chow Sang Sang Holdings International, Ltd.........    868,000   2,300,448
#   Chow Tai Fook Jewellery Group, Ltd.................    812,000   1,074,438
    Chu Kong Shipping Enterprise Group Co., Ltd........    774,000     205,237
    Chuang's China Investments, Ltd....................    642,813      43,645
    Chuang's Consortium International, Ltd.............  1,599,553     198,287
    CITIC Telecom International Holdings, Ltd..........  4,782,000   1,477,902
    CK Life Sciences International Holdings, Inc.......  7,536,000     766,875
    CLP Holdings, Ltd..................................    303,500   2,713,433
*   CP Lotus Corp......................................  1,420,000      30,937
    Cross-Harbour Holdings, Ltd. (The).................    102,000     111,776
#   CSI Properties, Ltd................................  6,954,200     268,034
#*  CST Mining Group, Ltd..............................  9,192,000      52,207
    Cw Group Holdings, Ltd.............................  1,014,000     275,188
    Dah Sing Banking Group, Ltd........................  1,151,702   1,921,423

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                        ---------- ----------
HONG KONG -- (Continued)
#   Dah Sing Financial Holdings, Ltd...................    432,444 $2,489,896
*   Dan Form Holdings Co., Ltd.........................  1,227,900    196,196
    Dickson Concepts International, Ltd................    361,000    169,683
    Dorsett Hospitality International, Ltd.............  1,732,000    285,930
    Eagle Nice International Holdings, Ltd.............    534,000     97,804
    EcoGreen Fine Chemicals Group, Ltd.................    132,000     36,348
*   EganaGoldpfeil Holdings, Ltd.......................    209,588         --
    Emperor Capital Group, Ltd.........................  2,136,000    210,488
    Emperor Entertainment Hotel, Ltd...................  1,865,000    439,820
    Emperor International Holdings, Ltd................  3,646,416    826,333
    Emperor Watch & Jewellery, Ltd..................... 10,020,000    431,466
*   EPI Holdings, Ltd..................................  7,858,000    128,781
    Esprit Holdings, Ltd...............................  4,352,313  4,920,638
*   eSun Holdings, Ltd.................................    923,000     84,572
    Fairwood Holdings, Ltd.............................    122,500    306,160
#   Far East Consortium International, Ltd.............  2,376,866    928,817
*   FIH Mobile, Ltd....................................  6,221,000  2,767,399
    First Pacific Co., Ltd.............................  6,477,756  6,573,271
    Fountain SET Holdings, Ltd.........................  1,150,000    119,722
    Four Seas Mercantile Holdings, Ltd.................     36,000     20,993
    Fujikon Industrial Holdings, Ltd...................    132,000     24,790
*   Fullshare Holdings, Ltd............................  1,772,500    121,458
#   Future Bright Holdings, Ltd........................  1,410,000    366,004
*   G-Resources Group, Ltd............................. 50,026,200  1,419,406
    Galaxy Entertainment Group, Ltd....................    561,000  2,926,621
*   GCL New Energy Holdings, Ltd.......................  4,872,000    569,644
    Get Nice Holdings, Ltd............................. 11,454,000    522,272
#   Giordano International, Ltd........................  4,150,000  1,963,668
*   Global Brands Group Holding, Ltd...................  3,309,250    623,491
#   Glorious Sun Enterprises, Ltd......................    796,000    173,423
    Gold Peak Industries Holding, Ltd..................    453,000     50,227
    Golden Resources Development International, Ltd....    676,000     40,183
*   Good Fellow Resources Holdings, Ltd................    150,000     30,572
    Guangnan Holdings, Ltd.............................  1,128,000    161,127
#   Haitong International Securities Group, Ltd........  1,750,192  1,102,509
    Hang Lung Group, Ltd...............................    731,000  3,485,938
    Hang Lung Properties, Ltd..........................  1,829,000  5,354,305
    Hang Seng Bank, Ltd................................    299,400  5,236,141
*   Hao Tian Development Group, Ltd....................    948,000     40,387
    Harbour Centre Development, Ltd....................    158,000    288,640
#   Henderson Land Development Co., Ltd................  1,213,096  8,686,962
*   Heng Fai Enterprises, Ltd..........................    100,000      1,573
    HKR International, Ltd.............................    975,162    500,913
    Hon Kwok Land Investment Co., Ltd..................    234,000     77,410
    Hong Kong & China Gas Co., Ltd.....................  1,989,867  4,561,840
#   Hong Kong Aircraft Engineering Co., Ltd............     33,600    371,287
    Hong Kong Exchanges and Clearing, Ltd..............    381,358  8,777,011
#*  Hong Kong Television Network, Ltd. ADR.............     19,127    163,918
    Hongkong & Shanghai Hotels (The)...................    937,924  1,341,827
    Hongkong Chinese, Ltd..............................  1,625,143    284,909
    Hop Hing Group Holdings, Ltd.......................    252,000      4,184
    Hopewell Holdings, Ltd.............................  1,147,500  4,300,387
#   Hsin Chong Construction Group, Ltd.................  1,682,000    190,615

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
HONG KONG -- (Continued)
    Hung Hing Printing Group, Ltd......................    910,524 $   123,264
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd..............................................  5,038,000   2,304,698
    Hutchison Whampoa, Ltd.............................  1,067,000  14,120,853
    Hysan Development Co., Ltd.........................    767,215   3,717,962
*   I-CABLE Communications, Ltd........................  1,856,000     167,074
*   Imagi International Holdings, Ltd.................. 18,808,000     409,660
#*  Integrated Waste Solutions Group Holdings, Ltd.....  4,444,000     182,418
*   International Standard Resources Holdings, Ltd.....  5,542,500     264,765
    iOne Holdings, Ltd.................................    700,000      22,160
    IPE Group, Ltd.....................................  1,225,000     110,612
#*  IRC, Ltd...........................................  1,958,000     119,258
    IT, Ltd............................................  1,773,087     454,405
*   Jinhui Holdings Co., Ltd...........................    167,000      26,330
    Johnson Electric Holdings, Ltd.....................    993,750   3,615,206
#   K Wah International Holdings, Ltd..................  2,579,135   1,391,544
    Ka Shui International Holdings, Ltd................    134,000      19,671
*   Kader Holdings Co., Ltd............................    154,000      15,853
    Kam Hing International Holdings, Ltd...............     74,000       4,953
    Kantone Holdings, Ltd..............................    244,436      29,954
    Kerry Logistics Network, Ltd.......................    380,791     580,799
    Kerry Properties, Ltd..............................  1,526,583   5,423,712
*   King Stone Energy Group, Ltd.......................  1,196,000      29,575
    Kingmaker Footwear Holdings, Ltd...................    754,000     126,257
#   Kingston Financial Group, Ltd......................  5,579,000     640,219
    Kowloon Development Co., Ltd.......................    996,000   1,162,064
    L'Occitane International SA........................    927,500   2,340,589
    Lai Sun Development Co., Ltd....................... 31,869,666     713,056
    Lam Soon Hong Kong, Ltd............................     12,000       9,689
    Lee's Pharmaceutical Holdings, Ltd.................    200,500     301,592
    Lerado Group Holding Co., Ltd......................    672,000      45,944
    Li & Fung, Ltd.....................................  3,309,250   3,266,408
    Lifestyle International Holdings, Ltd..............  1,199,500   2,360,489
    Lippo China Resources, Ltd.........................  7,946,000     270,769
    Lippo, Ltd.........................................    102,000      56,180
*   Lisi Group Holdings, Ltd...........................    250,000      11,128
    Liu Chong Hing Investment, Ltd.....................    460,000     567,310
    Luen Thai Holdings, Ltd............................    336,000      65,224
    Luk Fook Holdings International, Ltd...............  1,529,000   5,703,558
    Luks Group Vietnam Holdings Co., Ltd...............    130,000      40,003
    Lung Kee Bermuda Holdings..........................    280,000      78,260
    Magnificent Estates................................  4,256,000     186,265
#   Man Wah Holdings, Ltd..............................  3,707,200   3,160,769
    Man Yue Technology Holdings, Ltd...................    706,000     103,388
*   Mei Ah Entertainment Group, Ltd....................  3,580,000     248,708
#   Melco Crown Entertainment, Ltd.....................     24,300     194,909
    Melco Crown Entertainment, Ltd. ADR................     40,417     970,008
#   Melco International Development, Ltd...............  1,006,000   2,005,592
    MGM China Holdings, Ltd............................    546,800   1,330,084
#*  Midland Holdings, Ltd..............................  2,016,000   1,016,666
    Ming Fai International Holdings, Ltd...............    453,000      48,414
*   Ming Fung Jewellery Group, Ltd.....................  6,556,000      63,098
    Miramar Hotel & Investment.........................    241,000     305,378
#*  Mongolian Mining Corp.............................. 10,036,750     396,857

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
HONG KONG -- (Continued)
    MTR Corp., Ltd.....................................   743,317 $ 3,292,917
#   NagaCorp, Ltd...................................... 4,452,000   3,491,353
    Natural Beauty Bio-Technology, Ltd.................    70,000       6,781
*   Neo-Neon Holdings, Ltd............................. 1,247,000     193,978
*   Neptune Group, Ltd................................. 6,370,000      98,304
    New World Development Co., Ltd..................... 8,611,839  10,289,624
#   Newocean Energy Holdings, Ltd...................... 3,536,000   1,300,589
    Next Media, Ltd.................................... 1,192,000     105,604
    NWS Holdings, Ltd.................................. 1,555,580   2,879,045
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd.............................................. 2,990,000     185,079
    Orient Overseas International, Ltd.................   570,000   3,714,677
    Oriental Watch Holdings............................ 1,152,240     204,726
    Pacific Andes International Holdings, Ltd.......... 9,686,411     331,569
#   Pacific Basin Shipping, Ltd........................ 3,963,000   1,461,398
    Pacific Textile Holdings, Ltd...................... 1,952,000   2,693,161
    Paliburg Holdings, Ltd.............................   662,790     221,295
#   Paradise Entertainment, Ltd........................ 1,364,000     465,223
    PCCW, Ltd.......................................... 7,021,265   4,639,609
    PCCW, Ltd. ADR.....................................     7,400      49,025
#*  Peace Mark Holdings, Ltd...........................   308,000          --
*   Pearl Oriental Oil, Ltd............................ 2,842,627      62,055
    Pegasus International Holdings, Ltd................    82,000      12,346
    Perfect Shape PRC Holdings, Ltd....................   568,000     155,467
#   Pico Far East Holdings, Ltd........................ 1,042,000     233,827
    Playmates Holdings, Ltd............................   195,400     189,820
#   Playmates Toys, Ltd................................ 2,064,000     436,791
    Polytec Asset Holdings, Ltd........................ 4,320,000     583,539
    Power Assets Holdings, Ltd.........................   431,000   4,496,825
#   Prada SpA..........................................   284,300   1,667,374
    Public Financial Holdings, Ltd.....................   464,000     221,443
    PYI Corp., Ltd..................................... 5,416,552     112,963
    Regal Hotels International Holdings, Ltd........... 1,153,400     716,598
*   Richfield Group Holdings, Ltd...................... 2,392,000      90,856
#   SA SA International Holdings, Ltd.................. 2,306,000   1,486,683
    Samsonite International SA......................... 2,703,300   8,204,182
*   Sandmartin International Holdings, Ltd.............   270,000      13,168
    Sands China, Ltd...................................   575,600   2,794,856
    SAS Dragon Hldg, Ltd............................... 1,238,000     265,785
    SCMP Group, Ltd....................................    10,000       1,440
    SEA Holdings, Ltd..................................   246,000     165,072
*   SEEC Media Group, Ltd..............................   630,000      29,904
    Shangri-La Asia, Ltd............................... 2,220,166   2,876,335
    Shenyin Wanguo HK, Ltd.............................   780,000     606,800
*   Shougang Concord Technology Holdings............... 4,482,000     149,696
    Shun Tak Holdings, Ltd............................. 5,926,250   2,708,252
*   Silver base Group Holdings, Ltd....................   470,000      59,319
    Simsen International Corp., Ltd....................    24,000       5,294
    Sing Tao News Corp., Ltd...........................   490,000      71,975
    Singamas Container Holdings, Ltd................... 3,158,000     508,486
    Sino Land Co., Ltd................................. 2,844,706   4,771,839
    Sitoy Group Holdings, Ltd..........................   365,000     239,963
    SJM Holdings, Ltd.................................. 2,115,699   3,089,857
#   SmarTone Telecommunications Holdings, Ltd.......... 1,412,010   2,475,656

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
HONG KONG -- (Continued)
*   SOCAM Development, Ltd.............................   432,488 $   393,010
*   Solomon Systech International, Ltd.................   754,000      28,997
    Soundwill Holdings, Ltd............................    36,000      58,411
*   South China China, Ltd............................. 1,088,000     110,452
#   Stella International Holdings, Ltd.................   574,000   1,500,269
    Stelux Holdings International, Ltd.................   637,600     156,352
*   Success Universe Group, Ltd........................ 2,804,000      77,919
    Sun Hing Vision Group Holdings, Ltd................   122,000      39,177
#   Sun Hung Kai & Co., Ltd............................ 1,910,787   1,713,248
    Sun Hung Kai Properties, Ltd....................... 1,121,511  18,220,738
    Swire Pacific, Ltd. Class A........................   318,500   4,265,216
    Swire Pacific, Ltd. Class B........................   422,500   1,032,151
    Swire Properties, Ltd..............................   382,850   1,236,504
*   Symphony Holdings, Ltd.............................   651,500      52,187
    TAI Cheung Holdings, Ltd...........................   485,000     402,884
    Tai Sang Land Development, Ltd.....................   145,523      73,298
    Tan Chong International, Ltd.......................   372,000     123,608
    Tao Heung Holdings, Ltd............................    36,000      16,030
*   Taung Gold International, Ltd...................... 3,200,000      69,464
    Techtronic Industries Co., Ltd..................... 2,690,000   8,784,910
    Television Broadcasts, Ltd.........................   793,700   4,931,848
*   Termbray Industries International Holdings, Ltd....   112,000      11,395
    Texwinca Holdings, Ltd............................. 1,510,000   1,243,930
#*  Titan Petrochemicals Group, Ltd.................... 3,200,000       1,032
    Tradelink Electronic Commerce, Ltd................. 1,494,000     334,507
#   Transport International Holdings, Ltd..............   284,200     700,779
#   Trinity, Ltd....................................... 3,608,000     702,526
#*  TSC Group Holdings, Ltd............................ 1,374,000     345,812
#*  United Laboratories International Holdings, Ltd.
      (The)............................................ 1,893,500     927,767
*   Universe International Holdings, Ltd............... 2,910,000      34,797
    Value Partners Group, Ltd.......................... 2,009,000   1,707,190
    Varitronix International, Ltd......................   976,000     665,240
*   Vedan International Holdings, Ltd.................. 1,192,000      62,694
    Victory City International Holdings, Ltd........... 2,557,244     364,107
#   Vitasoy International Holdings, Ltd................ 1,130,000   1,566,930
    VST Holdings, Ltd.................................. 1,979,200     632,798
#   VTech Holdings, Ltd................................   217,500   3,056,091
    Wai Kee Holdings, Ltd..............................   222,000      65,176
    Wharf Holdings, Ltd. (The).........................   694,750   5,650,660
    Wheelock & Co., Ltd................................ 1,142,000   6,475,885
    Win Hanverky Holdings, Ltd.........................    32,000       3,832
    Wing On Co. International, Ltd.....................   123,137     390,412
    Wing Tai Properties, Ltd...........................   374,000     237,587
    Wong's Kong King International.....................   110,000      10,643
#   Wynn Macau, Ltd....................................   846,000   2,337,287
    Xinyi Glass Holdings, Ltd.......................... 7,862,000   4,145,481
#   Xinyi Solar Holdings, Ltd.......................... 3,122,000     861,570
    Yau Lee Holdings, Ltd..............................   218,000      48,820
    Yeebo International Hldg...........................    26,000       4,186
#   YGM Trading, Ltd...................................   103,000     181,905

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
    Yue Yuen Industrial Holdings, Ltd..................  1,777,000 $  6,669,635
                                                                   ------------
TOTAL HONG KONG........................................             378,924,360
                                                                   ------------
IRELAND -- (0.5%)
*   Bank of Ireland.................................... 14,944,413    4,497,800
#*  Bank of Ireland Sponsored ADR......................     79,950      964,197
    C&C Group P.L.C.(B010DT8)..........................     24,767       96,132
    C&C Group P.L.C.(B011Y09)..........................    486,561    1,896,519
    CRH P.L.C.(4182249)................................    174,478    4,209,397
    CRH P.L.C.(0182704)................................     71,685    1,731,833
    CRH P.L.C. Sponsored ADR...........................    504,338   12,174,719
    Dragon Oil P.L.C...................................    306,883    2,547,335
    FBD Holdings P.L.C.(4330231).......................     31,758      394,327
    FBD Holdings P.L.C.(0329028).......................     18,709      235,672
    Glanbia P.L.C.(4058629)............................    144,151    2,320,838
    Glanbia P.L.C.(0066950)............................     74,909    1,209,759
    IFG Group P.L.C....................................     45,155       79,094
*   Independent News & Media P.L.C.....................    108,669       15,215
    Irish Continental Group P.L.C......................    161,702      597,839
*   Kenmare Resources P.L.C............................    357,459       18,393
    Kerry Group P.L.C. Class A(4519579)................     16,714    1,211,334
    Kerry Group P.L.C. Class A(0490656)................     76,886    5,539,776
    Kingspan Group P.L.C.(4491235).....................    324,006    5,854,286
    Kingspan Group P.L.C.(0492793).....................     19,320      352,239
    Paddy Power P.L.C.(4828974)........................     46,924    3,657,041
    Paddy Power P.L.C.(0258810)........................      7,672      598,388
    Smurfit Kappa Group P.L.C..........................    445,340   10,948,817
                                                                   ------------
TOTAL IRELAND..........................................              61,150,950
                                                                   ------------
ISRAEL -- (0.6%)
#*  Africa Israel Investments, Ltd.....................    329,449      291,363
    Africa Israel Properties, Ltd......................     22,005      274,017
*   Airport City, Ltd..................................     57,053      470,409
#*  AL-ROV Israel, Ltd.................................      7,750      209,700
*   Allot Communications, Ltd..........................      5,559       50,543
#*  Alon Blue Square Israel, Ltd.......................     25,445       63,975
*   Alrov Properties and Lodgings, Ltd.................      1,870       34,318
    Amot Investments, Ltd..............................    121,243      359,568
#*  AudioCodes, Ltd....................................     29,705      151,712
#   Avgol Industries 1953, Ltd.........................     30,929       24,226
*   Azorim-Investment Development & Construction Co.,
      Ltd..............................................     20,709       15,104
    Azrieli Group......................................     65,992    2,276,575
    Bank Hapoalim BM...................................  1,133,685    5,035,888
*   Bank Leumi Le-Israel BM............................  1,302,261    4,341,608
    Bayside Land Corp..................................        972      261,459
    Bezeq The Israeli Telecommunication Corp., Ltd.....  1,887,318    3,009,882
*   Brainsway, Ltd.....................................      1,406       11,206
#*  Cellcom Israel, Ltd.(M2196U109)....................     28,645      150,100
*   Cellcom Israel, Ltd.(B23WQK8)......................     46,083      243,362
*   Ceragon Networks, Ltd..............................     14,237       13,545
#*  Clal Biotechnology Industries, Ltd.................    136,587      120,267
*   Clal Insurance Enterprises Holdings, Ltd...........     45,685      660,381

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
ISRAEL -- (Continued)
*   Compugen, Ltd......................................     4,177 $   32,273
    Delek Automotive Systems, Ltd......................    65,546    627,999
    Delek Group, Ltd...................................     5,085  1,243,808
#   Delta-Galil Industries, Ltd........................    22,832    655,208
    Direct Insurance Financial Investments, Ltd........     4,086     22,268
*   El Al Israel Airlines..............................   152,065     28,425
    Elbit Systems, Ltd.(6308913).......................    34,263  2,106,660
    Elbit Systems, Ltd.(M3760D101).....................       733     45,292
    Electra, Ltd.......................................     3,179    339,593
#   Elron Electronic Industries, Ltd...................     6,344     27,221
*   Energix-Renewable Energies, Ltd....................     7,344      3,330
#*  Evogene, Ltd.......................................    16,344    135,055
*   EZchip Semiconductor, Ltd.(M4146Y108)..............    43,199    822,941
*   EZchip Semiconductor, Ltd.(6554998)................     2,588     48,538
    First International Bank Of Israel, Ltd............    58,599    735,151
    FMS Enterprises Migun, Ltd.........................     3,360     50,440
    Formula Systems 1985, Ltd..........................    11,080    230,220
#   Fox Wizel, Ltd.....................................    10,881    247,571
    Frutarom Industries, Ltd...........................    58,720  1,839,969
#*  Gilat Satellite Networks, Ltd.(B01BZ39)............     6,742     30,845
*   Gilat Satellite Networks, Ltd.(M51474118)..........     4,324     20,409
    Golf & Co., Ltd....................................    12,895     34,194
*   Hadera Paper, Ltd..................................     3,551     61,723
    Harel Insurance Investments & Financial Services,
      Ltd..............................................   277,224  1,233,884
#   Industrial Buildings Corp., Ltd....................    69,029     72,572
    Israel Chemicals, Ltd..............................   169,603  1,218,742
*   Israel Discount Bank, Ltd. Class A................. 1,471,713  2,299,395
    Israel Land Development Co., Ltd. (The)............     7,214     24,033
    Ituran Location and Control, Ltd.(B0LDC23).........    20,528    430,427
    Ituran Location and Control, Ltd.(M6158M104).......     2,473     51,290
*   Jerusalem Oil Exploration..........................    24,392    722,194
#*  Kamada, Ltd........................................    23,951     97,115
    Magic Software Enterprises, Ltd....................    10,713     60,084
    Matrix IT, Ltd.....................................    90,724    413,072
#*  Mazor Robotics, Ltd................................    29,389    150,800
    Meitav DS Investments, Ltd.........................    17,159     45,170
    Melisron, Ltd......................................    24,965    726,923
    Menorah Mivtachim Holdings, Ltd....................    56,655    498,325
    Migdal Insurance & Financial Holding, Ltd..........   555,075    660,858
#*  Mivtach Shamir Holdings, Ltd.......................     9,389    211,031
*   Mizrahi Tefahot Bank, Ltd..........................   298,671  3,259,296
*   Naphtha Israel Petroleum Corp., Ltd................    51,067    259,653
    Neto ME Holdings, Ltd..............................     1,394     69,554
    NICE Systems, Ltd. Sponsored ADR...................    39,753  1,945,909
*   Nitsba Holdings 1995, Ltd..........................    52,251    713,055
*   Nova Measuring Instruments, Ltd....................    30,646    336,426
*   Oil Refineries, Ltd................................ 2,923,608    850,429
    Ormat Industries...................................   187,876  1,316,399
    Osem Investments, Ltd..............................    35,426    627,654
#*  Partner Communications Co., Ltd....................    84,142    284,959
*   Partner Communications Co., Ltd. ADR...............    11,519     38,358
    Paz Oil Co., Ltd...................................    10,760  1,376,863
    Phoenix Holdings, Ltd. (The).......................   139,852    394,598

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
ISRAEL -- (Continued)
    Plasson Industries, Ltd............................     1,880 $    62,858
#   Rami Levi Chain Stores Hashikma Marketing 2006,
      Ltd..............................................    14,167     559,442
*   Sapiens International Corp. NV.....................     4,537      29,997
    Shikun & Binui, Ltd................................   361,220     684,106
#   Shufersal, Ltd.....................................   105,421     217,014
*   Strauss Group, Ltd.................................    42,103     616,686
    Teva Pharmaceutical Industries, Ltd................       264      14,993
    Teva Pharmaceutical Industries, Ltd.
      Sponsored ADR....................................   572,884  32,574,184
#*  Tower Semiconductor, Ltd.(6320605).................    22,626     342,017
#*  Tower Semiconductor, Ltd.(M87915274)...............     8,931     135,483
*   Union Bank of Israel...............................    38,349     124,659
                                                                  -----------
TOTAL ISRAEL...........................................            83,208,848
                                                                  -----------
ITALY -- (2.2%)
#*  A.S. Roma SpA......................................   145,757      86,676
    A2A SpA............................................ 2,017,711   1,923,077
    ACEA SpA...........................................    84,908     954,487
#*  Aeffe SpA..........................................    68,280     143,673
    Alerion Cleanpower SpA.............................    43,703     118,164
    Amplifon SpA.......................................   135,441     810,199
    Ansaldo STS SpA....................................   193,792   1,947,410
#*  Arnoldo Mondadori Editore SpA......................   369,522     385,244
    Ascopiave SpA......................................   134,859     289,994
    Assicurazioni Generali SpA.........................   450,606   9,510,297
#   Astaldi SpA........................................   224,562   1,427,482
    Atlantia SpA.......................................   221,753   5,707,614
*   Autogrill SpA......................................   229,408   1,959,780
    Azimut Holding SpA.................................   151,535   3,532,472
#*  Banca Carige SpA................................... 5,284,868     353,877
#   Banca Finnat Euramerica SpA........................   202,150     118,560
    Banca Generali SpA.................................    96,416   2,693,448
    Banca IFIS SpA.....................................    29,953     515,292
*   Banca Monte dei Paschi di Siena SpA................ 3,713,242   1,678,754
*   Banca Popolare dell'Emilia Romagna SC.............. 1,336,678   9,014,745
#*  Banca Popolare dell'Etruria e del Lazio SC.........   672,810     395,197
*   Banca Popolare di Milano Scarl..................... 9,285,436   7,432,737
    Banca Popolare di Sondrio SCARL....................   629,266   2,443,438
#   Banca Profilo SpA..................................   309,467     130,899
    Banco di Desio e della Brianza SpA.................    30,473      78,700
*   Banco Popolare SC..................................   815,396  10,290,138
*   BasicNet SpA.......................................    47,125     131,248
*   Beghelli SpA.......................................    52,121      23,583
    Biesse SpA.........................................    35,855     492,693
    Brembo SpA.........................................    48,108   1,695,403
*   Brioschi Sviluppo Immobiliare SpA..................   218,173      24,264
#   Brunello Cucinelli SpA.............................    20,305     417,695
#   Buzzi Unicem SpA...................................   158,168   1,941,747
    Cairo Communication SpA............................    47,163     300,245
*   Carraro SpA........................................    24,693      58,324
    Cembre SpA.........................................     4,534      59,352
#   Cementir Holding SpA...............................   139,730     934,881
*   CIR-Compagnie Industriali Riunite SpA..............   923,602   1,019,296
    CNH Industrial NV..................................   509,109   3,875,729

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
ITALY -- (Continued)
    Credito Emiliano SpA...............................   196,547 $ 1,529,229
*   Credito Valtellinese SC............................ 1,753,106   1,972,665
#   d'Amico International Shipping SA..................   149,651      83,302
    Danieli & C Officine Meccaniche SpA................    25,230     618,604
    Datalogic SpA......................................    25,733     288,780
    Davide Campari-Milano SpA..........................   211,467   1,433,416
    De'Longhi SpA......................................    85,037   1,532,932
*   Delclima...........................................    35,945      79,423
    DiaSorin SpA.......................................    30,014   1,198,278
*   Ei Towers SpA......................................    14,943     741,508
    El.En. SpA.........................................     5,402     188,218
    Elica SpA..........................................     6,214      12,630
    Enel Green Power SpA............................... 1,129,287   2,232,369
    Enel SpA........................................... 1,336,126   6,037,096
    Engineering SpA....................................    10,426     508,820
    Eni SpA............................................ 1,624,563  27,339,083
#   Eni SpA Sponsored ADR..............................   216,247   7,330,773
    ERG SpA............................................   144,210   1,717,093
    Esprinet SpA.......................................    64,660     442,153
*   Eurotech SpA.......................................    93,990     218,384
    Falck Renewables SpA...............................   309,609     341,437
#*  Fiat Chrysler Automobiles NV.......................     8,900     117,569
*   Finmeccanica SpA...................................   750,409   8,195,642
    FNM SpA............................................   309,484     189,755
    Gas Plus SpA.......................................     5,879      23,368
#*  Geox SpA...........................................   136,224     461,505
*   Gruppo Editoriale L'Espresso SpA...................   350,809     443,611
    Gruppo MutuiOnline SpA.............................       659       3,843
    GTECH SpA..........................................   105,013   2,064,009
    Hera SpA...........................................   914,595   2,241,475
*   IMMSI SpA..........................................   569,175     408,833
    Industria Macchine Automatiche SpA.................    21,402     943,625
*   Intek Group SpA....................................   448,638     170,640
    Interpump Group SpA................................   109,728   1,563,978
    Intesa Sanpaolo SpA................................ 7,088,857  20,729,658
    Iren SpA...........................................   847,315     982,896
#   Italcementi SpA....................................   462,912   3,187,000
#   Italmobiliare SpA..................................    16,960     437,596
#*  Juventus Football Club SpA......................... 1,175,852     308,093
    La Doria SpA.......................................    23,017     271,423
*   Landi Renzo SpA....................................    62,245      72,438
    Luxottica Group SpA................................    71,345   4,242,319
    Luxottica Group SpA Sponsored ADR..................    13,059     774,007
#*  Maire Tecnimont SpA................................   226,472     498,509
    MARR SpA...........................................    51,226     895,211
*   Mediaset SpA....................................... 1,215,902   5,521,500
    Mediobanca SpA..................................... 1,103,984   9,562,943
    Mediolanum SpA.....................................   248,332   1,765,900
    Nice SpA...........................................    16,046      52,094
    Parmalat SpA.......................................   915,848   2,593,418
#*  Piaggio & C SpA....................................   278,291     847,118
#*  Pininfarina SpA....................................     3,163      13,313
    Pirelli & C. SpA...................................   248,022   3,516,670

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
ITALY -- (Continued)
#*  Prelios SpA........................................    159,284 $     53,598
*   Prima Industrie SpA................................     17,258      291,956
    Prysmian SpA.......................................    359,127    6,643,327
#*  RCS MediaGroup SpA.................................    106,352      130,091
    Recordati SpA......................................    162,458    2,684,895
*   Reno de Medici SpA.................................    220,924       75,326
    Reply SpA..........................................      7,568      585,492
#*  Retelit SpA........................................    296,755      186,460
    Sabaf SpA..........................................      4,922       66,040
    SAES Getters SpA...................................      4,958       37,203
*   Safilo Group SpA...................................     79,756    1,137,276
#*  Saipem SpA.........................................    301,390    2,711,501
*   Salini Impregilo SpA...............................    218,055      795,244
    Salvatore Ferragamo SpA............................     49,734    1,439,730
#*  Saras SpA..........................................    609,072      681,984
#   SAVE SpA...........................................     27,403      411,601
    Servizi Italia SpA.................................      3,824       18,093
#*  Snai SpA...........................................     53,214       83,979
    Snam SpA...........................................    737,643    3,609,175
    Societa Cattolica di Assicurazioni S.c.r.l.........    239,995    1,850,975
    Societa Iniziative Autostradali e Servizi SpA......    188,933    1,888,969
*   Societa Partecipazioni Finanziarie SpA.............    271,551           --
#*  Sogefi SpA.........................................     79,982      230,877
    SOL SpA............................................     45,101      356,807
*   Sorin SpA..........................................    562,704    1,305,878
*   Telecom Italia Media SpA...........................      5,706        6,566
#*  Telecom Italia SpA................................. 14,971,909   17,396,853
*   Telecom Italia SpA Sponsored ADR...................    333,445    3,834,618
    Tenaris SA(2167367)................................     48,507    1,369,838
    Tenaris SA(7538515)................................     62,835      886,688
    Terna Rete Elettrica Nazionale SpA.................  1,485,469    6,512,784
#*  Tiscali SpA........................................  2,735,137      166,654
#   Tod's SpA..........................................     13,180    1,354,308
#   Trevi Finanziaria Industriale SpA..................    265,911      804,582
*   Uni Land SpA.......................................     58,555           --
    UniCredit SpA......................................  1,916,729   11,299,610
    Unione di Banche Italiane SCPA.....................  1,592,932   10,956,668
    Unipol Gruppo Finanziario SpA......................    446,583    2,252,222
    UnipolSai SpA......................................  1,528,823    4,237,885
    Vianini Lavori SpA.................................     30,957      184,808
    Vittoria Assicurazioni SpA.........................     75,182      786,191
#*  World Duty Free SpA................................    177,979    1,960,563
*   Yoox SpA...........................................     68,693    1,486,338
    Zignago Vetro SpA..................................     41,504      253,980
                                                                   ------------
TOTAL ITALY............................................             296,890,599
                                                                   ------------
JAPAN -- (19.8%)
    77 Bank, Ltd. (The)................................    685,000    3,788,360
*   A&A Material Corp..................................     42,000       38,667
    A&D Co., Ltd.......................................     44,100      184,054
    ABC-Mart, Inc......................................     24,100    1,202,181
    Accordia Golf Co., Ltd.............................    257,300    2,619,989
    Achilles Corp......................................    407,000      522,574

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
#   Adastria Holdings Co., Ltd.........................    49,250 $ 1,297,210
    ADEKA Corp.........................................   200,300   2,457,113
    Aderans Co., Ltd...................................    46,100     409,245
    Advan Co., Ltd.....................................    21,700     242,841
    Advanex, Inc.......................................    68,000     105,594
#   Advantest Corp.....................................   108,100   1,371,463
    Advantest Corp. ADR................................    15,767     199,768
#   Aeon Co., Ltd...................................... 1,611,269  17,018,431
    Aeon Delight Co., Ltd..............................    42,200     945,118
    Aeon Fantasy Co., Ltd..............................    25,600     343,095
    Aeon Hokkaido Corp.................................     6,900      41,104
    Aeon Mall Co., Ltd.................................    13,420     222,471
*   AGORA Hospitality Group Co., Ltd...................    41,000      16,339
    Agro-Kanesho Co., Ltd..............................     5,100      46,643
    Ahresty Corp.......................................    63,100     343,137
    Ai Holdings Corp...................................    58,500   1,018,590
    Aica Kogyo Co., Ltd................................    83,300   1,854,155
    Aichi Bank, Ltd. (The).............................    19,600     961,750
    Aichi Corp.........................................    81,800     398,872
    Aichi Steel Corp...................................   317,000   1,314,168
#   Aichi Tokei Denki Co., Ltd.........................    70,000     193,466
#   Aida Engineering, Ltd..............................   104,200   1,030,169
*   Aigan Co., Ltd.....................................     3,200       6,796
    Ain Pharmaciez, Inc................................    60,400   1,946,620
    Aiphone Co., Ltd...................................    14,300     224,336
    Air Water, Inc.....................................   276,000   4,748,927
    Airport Facilities Co., Ltd........................    51,900     305,782
    Aisan Industry Co., Ltd............................    94,100     820,404
    Aisin Seiki Co., Ltd...............................   303,100  10,588,984
    Aizawa Securities Co., Ltd.........................    33,400     167,111
    Ajinomoto Co., Inc.................................   431,000   8,881,830
#   Akebono Brake Industry Co., Ltd....................   241,900     854,079
    Akita Bank, Ltd. (The).............................   407,000   1,128,582
    Alconix Corp.......................................    20,400     315,095
    Alfresa Holdings Corp..............................   230,000   2,726,841
#   Alinco, Inc........................................    26,400     272,162
    Allied Telesis Holdings K.K........................   125,800     100,232
#   Alpen Co., Ltd.....................................    48,100     706,552
    Alpha Corp.........................................     3,500      35,442
    Alpha Systems, Inc.................................     8,520     113,179
    Alpine Electronics, Inc............................   132,500   2,049,160
    Alps Electric Co., Ltd.............................   281,800   5,866,400
    Alps Logistics Co., Ltd............................    10,900     125,727
    Altech Corp........................................    14,000     173,700
    Amada Co., Ltd.....................................   600,100   5,469,330
    Amano Corp.........................................   134,400   1,428,506
    Amiyaki Tei Co., Ltd...............................    11,900     395,942
    ANA Holdings, Inc..................................   458,000   1,264,860
    Anest Iwata Corp...................................    66,500     441,133
#   Anritsu Corp.......................................   334,900   2,195,806
    AOI Electronic Co., Ltd............................     2,700     121,616
    AOI Pro, Inc.......................................     5,500      36,417
    AOKI Holdings, Inc.................................   112,400   1,304,275

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Aomori Bank, Ltd. (The)............................   373,000 $ 1,102,288
    Aoyama Trading Co., Ltd............................   114,600   3,851,631
#   Aozora Bank, Ltd...................................   775,000   2,820,363
    Arakawa Chemical Industries, Ltd...................    33,000     335,063
    Arata Corp.........................................     4,000      11,006
    Araya Industrial Co., Ltd..........................    68,000     105,736
    Arcland Sakamoto Co., Ltd..........................    43,900     818,864
    Arcs Co., Ltd......................................    74,673   1,538,542
    Argo Graphics, Inc.................................       500       7,782
    Ariake Japan Co., Ltd..............................    25,200     684,589
    Arisawa Manufacturing Co., Ltd.....................    99,000     753,912
#*  Arrk Corp..........................................    99,300     118,329
#   Artnature, Inc.....................................    29,500     308,448
    As One Corp........................................    29,590     791,671
    Asahi Broadcasting Corp............................     4,900      39,160
#   Asahi Co., Ltd.....................................    54,700     535,230
    Asahi Diamond Industrial Co., Ltd..................   117,400   1,196,950
    Asahi Glass Co., Ltd............................... 1,152,000   6,128,621
    Asahi Group Holdings, Ltd..........................   120,400   3,949,938
    Asahi Holdings, Inc................................    71,100   1,055,154
    Asahi Intecc Co., Ltd..............................    23,900   1,266,678
    Asahi Kasei Corp................................... 1,435,000  14,172,144
    Asahi Kogyosha Co., Ltd............................    31,000     106,437
    Asahi Organic Chemicals Industry Co., Ltd..........   151,000     372,744
#*  Asanuma Corp.......................................   138,000     175,775
    Asatsu-DK, Inc.....................................    78,800   1,971,215
    Asax Co., Ltd......................................     2,200      28,457
#*  Ashimori Industry Co., Ltd.........................   148,000     199,923
#*  Asia Growth Capital, Ltd...........................   136,600     225,507
    Asics Corp.........................................    60,000   1,472,361
    ASKA Pharmaceutical Co., Ltd.......................    46,100     492,411
#   ASKUL Corp.........................................    22,900     356,070
    Astellas Pharma, Inc...............................   217,300   3,356,276
    Asunaro Aoki Construction Co., Ltd.................    42,800     289,641
#   Atom Corp..........................................    36,200     271,521
    Autobacs Seven Co., Ltd............................   132,900   1,945,735
#   Avex Group Holdings, Inc...........................   124,700   2,102,860
    Awa Bank, Ltd. (The)...............................   359,000   1,934,788
    Axell Corp.........................................    17,800     251,393
    Axial Retailing, Inc...............................    15,800     363,600
    Azbil Corp.........................................   115,200   2,862,361
    Bandai Namco Holdings, Inc.........................   120,000   2,429,663
    Bando Chemical Industries, Ltd.....................   146,000     531,439
#   Bank of Iwate, Ltd. (The)..........................    30,100   1,223,347
    Bank of Kochi, Ltd. (The)..........................    12,000      15,643
    Bank of Kyoto, Ltd. (The)..........................   604,000   5,063,747
    Bank of Nagoya, Ltd. (The).........................   332,000   1,195,382
#   Bank of Okinawa, Ltd. (The)........................    32,650   1,306,450
    Bank of Saga, Ltd. (The)...........................   240,000     547,875
    Bank of the Ryukyus, Ltd...........................   102,300   1,415,250
    Bank of Yokohama, Ltd. (The).......................   925,000   4,991,173
    Belc Co., Ltd......................................    24,938     691,907
    Belluna Co., Ltd...................................    98,300     420,852

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Benefit One, Inc...................................  11,600 $  123,025
    Benesse Holdings, Inc..............................  69,200  2,069,332
    Best Denki Co., Ltd................................  81,600    102,193
#   Bic Camera, Inc.................................... 226,600  2,568,372
#   Bit-isle, Inc......................................  73,400    314,624
    BML, Inc...........................................  32,400    866,842
    Bookoff Corp.......................................  32,200    234,922
#   BP Castrol K.K.....................................   7,200     66,932
    Bridgestone Corp................................... 225,800  9,024,623
    Broadleaf Co., Ltd.................................   6,900    106,497
#   BRONCO BILLY Co., Ltd..............................   5,000    164,915
    Brother Industries, Ltd............................ 246,400  4,219,798
    Bunka Shutter Co., Ltd............................. 138,000  1,115,025
    C Uyemura & Co., Ltd...............................   3,300    167,273
    Calbee, Inc........................................  52,200  2,038,406
    Calsonic Kansei Corp............................... 486,000  2,761,515
#   Can Do Co., Ltd....................................  13,500    176,017
    Canon Electronics, Inc.............................  47,000    831,271
    Canon Marketing Japan, Inc......................... 104,400  1,897,059
    Canon, Inc......................................... 290,334  9,184,841
#   Canon, Inc. Sponsored ADR..........................  57,877  1,823,704
    Capcom Co., Ltd.................................... 118,500  1,985,326
    Career Design Center Co., Ltd......................   5,500     42,789
    Carlit Holdings Co., Ltd...........................  22,000    134,033
#   Casio Computer Co., Ltd............................ 235,300  3,683,577
    Cawachi, Ltd.......................................  41,100    655,129
    Central Glass Co., Ltd............................. 511,000  2,145,921
    Central Japan Railway Co...........................  29,100  4,990,174
    Central Sports Co., Ltd............................   1,800     30,580
    Century Tokyo Leasing Corp......................... 127,430  3,012,827
    Chiba Bank, Ltd. (The)............................. 736,000  4,960,030
    Chiba Kogyo Bank, Ltd. (The)....................... 124,300    847,319
    CHIMNEY Co., Ltd...................................   5,200     98,383
    Chino Corp.........................................  13,300    132,435
    Chiyoda Co., Ltd...................................  49,000  1,042,490
    Chiyoda Integre Co., Ltd...........................  36,100    675,971
    Chodai Co., Ltd....................................   4,000     23,548
    Chori Co., Ltd.....................................  25,300    409,742
*   Chubu Electric Power Co., Inc...................... 260,000  3,433,037
    Chubu Shiryo Co., Ltd..............................  29,700    165,973
    Chuetsu Pulp & Paper Co., Ltd...................... 148,000    371,963
*   Chugai Mining Co., Ltd............................. 259,700     61,806
    Chugai Pharmaceutical Co., Ltd.....................  20,800    621,835
    Chugai Ro Co., Ltd................................. 116,000    269,951
    Chugoku Bank, Ltd. (The)........................... 287,200  4,085,358
    Chugoku Electric Power Co., Inc. (The)............. 117,600  1,625,874
    Chugoku Marine Paints, Ltd......................... 136,000  1,197,122
    Chukyo Bank, Ltd. (The)............................ 198,000    347,838
    Chuo Gyorui Co., Ltd...............................  38,000     90,537
    Chuo Spring Co., Ltd...............................  60,000    167,916
    Citizen Holdings Co., Ltd.......................... 521,150  4,159,882
    CKD Corp........................................... 132,500  1,262,123
#*  Clarion Co., Ltd................................... 488,000  1,439,601

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    Cleanup Corp.......................................    55,700 $  412,186
#   CMIC Holdings Co., Ltd.............................    37,600    641,925
*   CMK Corp...........................................   101,500    287,001
#   Coca-Cola East Japan Co., Ltd......................   134,467  2,238,871
    Coca-Cola West Co., Ltd............................   152,102  2,175,555
    Cocokara fine, Inc.................................    39,020    966,843
#   COLOPL, Inc........................................    40,500    925,579
#   Colowide Co., Ltd..................................    79,000  1,332,542
    Computer Engineering & Consulting, Ltd.............    28,300    241,838
    COMSYS Holdings Corp...............................   206,900  2,814,722
    CONEXIO Corp.......................................    30,400    273,483
#*  COOKPAD, Inc.......................................    25,900  1,036,622
    Corona Corp........................................    21,700    215,177
    Cosel Co., Ltd.....................................    27,300    293,429
#   Cosmo Oil Co., Ltd................................. 1,291,000  1,740,633
*   Cosmos Initia Co., Ltd.............................    17,500     80,622
    Cosmos Pharmaceutical Corp.........................     8,900  1,434,088
    Create Medic Co., Ltd..............................     3,500     29,802
    CREATE SD HOLDINGS Co., Ltd........................    12,600    428,106
#   Credit Saison Co., Ltd.............................   152,300  2,565,706
    Cresco, Ltd........................................    34,200    480,123
#   CROOZ, Inc.........................................    11,000    189,228
#   Cross Plus, Inc....................................     2,000     13,512
#   CTI Engineering Co., Ltd...........................    24,600    304,134
    Cybernet Systems Co., Ltd..........................     4,600     18,011
    Cybozu, Inc........................................    13,000     39,255
#   DA Consortium, Inc.................................    82,600    350,778
    Dai Nippon Printing Co., Ltd.......................   457,000  4,109,983
    Dai Nippon Toryo Co., Ltd..........................   319,000    411,986
    Dai-Dan Co., Ltd...................................    42,000    238,448
    Dai-ichi Life Insurance Co., Ltd. (The)............   453,500  6,075,816
#   Dai-ichi Seiko Co., Ltd............................    14,700    268,317
    Daibiru Corp.......................................   120,700  1,061,980
    Daicel Corp........................................   569,000  7,074,453
    Daido Kogyo Co., Ltd...............................    84,000    178,019
    Daido Metal Co., Ltd...............................   105,000    985,513
    Daido Steel Co., Ltd...............................   658,000  2,577,314
    Daidoh, Ltd........................................    37,700    163,804
    Daifuku Co., Ltd...................................   173,300  1,985,321
    Daihatsu Diesel Manufacturing Co., Ltd.............    24,000    192,632
#   Daihatsu Motor Co., Ltd............................   350,100  4,881,960
    Daihen Corp........................................   231,000  1,114,297
#   Daiho Corp.........................................   108,000    465,765
    Daiichi Jitsugyo Co., Ltd..........................    85,000    439,001
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd..............     5,700    227,413
    Daiichi Sankyo Co., Ltd............................   303,000  4,395,729
    Daiichikosho Co., Ltd..............................    59,300  1,717,306
    Daiken Corp........................................   111,000    251,504
#   Daiken Medical Co., Ltd............................    30,600    309,733
    Daiki Aluminium Industry Co., Ltd..................    80,000    211,774
    Daikin Industries, Ltd.............................    53,700  3,736,766
    Daikoku Denki Co., Ltd.............................    20,900    334,751
    Daikokutenbussan Co., Ltd..........................    17,000    658,892

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    Daikyo, Inc........................................   804,392 $1,188,762
    Dainichi Co., Ltd..................................    12,700     82,767
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd..............................................   154,000    838,475
#   Daio Paper Corp....................................   276,000  2,383,690
    Daisan Bank, Ltd. (The)............................   255,000    422,822
#   Daiseki Co., Ltd...................................    60,725  1,029,654
    Daishi Bank, Ltd. (The)............................   734,000  2,442,205
#   Daishinku Corp.....................................   103,000    299,746
    Daiso Co., Ltd.....................................   149,000    555,311
*   Daisue Construction Co., Ltd.......................    13,100     91,057
#   Daisyo Corp........................................    23,700    298,867
    Daito Bank, Ltd. (The).............................   271,000    325,680
    Daito Electron Co., Ltd............................     1,000      5,047
    Daito Pharmaceutical Co., Ltd......................    24,600    521,984
    Daito Trust Construction Co., Ltd..................    38,800  4,319,014
    Daiwa House Industry Co., Ltd......................   292,300  5,382,871
    Daiwa Industries, Ltd..............................    29,000    176,228
    Daiwa Odakyu Construction Co.......................     4,500     26,868
    Daiwa Securities Group, Inc........................ 1,237,000  8,987,750
    Daiwabo Holdings Co., Ltd..........................   583,000    972,214
    DC Co., Ltd........................................    35,900    142,203
    DCM Holdings Co., Ltd..............................   243,180  1,622,480
#   Dena Co., Ltd......................................   303,400  3,989,624
    Denki Kagaku Kogyo K.K............................. 1,539,000  6,063,837
    Denso Corp.........................................   115,600  5,113,947
    Dentsu, Inc........................................    85,000  3,490,991
    Denyo Co., Ltd.....................................    24,000    396,353
    Descente, Ltd......................................    77,000    872,794
    DIC Corp........................................... 2,249,000  5,568,083
    Disco Corp.........................................    22,300  2,042,980
    DKS Co., Ltd.......................................    82,000    260,402
#   DMG Mori Seiki Co., Ltd............................   156,600  2,031,234
    DMW Corp...........................................       900     14,008
    Don Quijote Holdings Co., Ltd......................    23,900  1,740,100
    Doshisha Co., Ltd..................................    46,700    728,941
    Doutor Nichires Holdings Co., Ltd..................    68,923    979,607
    Dowa Holdings Co., Ltd.............................   447,500  3,573,145
#   Dr Ci:Labo Co., Ltd................................    23,600    810,799
    Dream Incubator, Inc...............................     6,200    113,863
    DSB Co, Ltd........................................    23,500    154,257
    DTS Corp...........................................    44,800    940,391
    Dunlop Sports Co., Ltd.............................    22,300    247,044
    Duskin Co., Ltd....................................    55,100    869,649
    Dynic Corp.........................................    14,000     21,062
    Eagle Industry Co., Ltd............................    73,000  1,359,610
#   Earth Chemical Co., Ltd............................    12,600    420,858
    East Japan Railway Co..............................    67,400  5,205,848
    Ebara Corp.........................................   932,000  3,584,852
#   Ebara Jitsugyo Co., Ltd............................    15,200    182,987
#   EDION Corp.........................................   229,500  1,701,995
#   Ehime Bank, Ltd. (The).............................   279,000    593,164
    Eidai Co., Ltd.....................................    28,000    107,589
    Eighteenth Bank, Ltd. (The)........................   345,000    997,224

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Eiken Chemical Co., Ltd............................    37,000 $   574,807
    Eisai Co., Ltd.....................................    41,400   2,064,134
    Eizo Corp..........................................    46,800   1,016,791
    Elecom Co., Ltd....................................    25,400     578,329
    Electric Power Development Co., Ltd................    44,500   1,621,096
    Elematec Corp......................................    13,903     305,458
    EM Systems Co., Ltd................................     6,800      96,391
#   Emori Group Holdings Co., Ltd......................    21,300     188,515
    en-japan, Inc......................................    16,600     241,186
#   Endo Lighting Corp.................................    26,800     301,153
#   Enplas Corp........................................    29,300   1,045,565
*   Enshu, Ltd.........................................   100,000      95,275
    EPS Holdings, Inc..................................    41,500     514,336
    ESPEC Corp.........................................    37,900     343,124
    Excel Co., Ltd.....................................    16,400     179,905
    Exedy Corp.........................................    91,000   2,001,197
    Ezaki Glico Co., Ltd...............................    54,100   2,215,902
    F-Tech, Inc........................................    20,200     199,396
#   F@N Communications, Inc............................    46,700     525,588
    Faith, Inc.........................................     9,480      99,747
    FALCO HOLDINGS Co., Ltd............................     8,600      94,921
    FamilyMart Co., Ltd................................    39,500   1,710,894
    Fancl Corp.........................................    83,200   1,331,605
    FANUC Corp.........................................    21,600   3,627,489
    Fast Retailing Co., Ltd............................    12,000   4,451,710
#   FCC Co., Ltd.......................................    94,800   1,802,332
#*  FDK Corp...........................................   200,000     252,131
*   Feed One Holdings Co., Ltd.........................   241,520     225,549
    Felissimo Corp.....................................     1,200      10,164
    Ferrotec Corp......................................    94,600     475,941
#   FIDEA Holdings Co., Ltd............................   211,500     376,559
#   Fields Corp........................................    41,300     524,934
    Financial Products Group Co., Ltd..................    37,900     534,876
    FINDEX, Inc........................................     6,100     359,372
*   First Baking Co., Ltd..............................    12,000      13,345
#   First Juken Co., Ltd...............................     2,300      24,346
    Foster Electric Co., Ltd...........................    62,500   1,174,091
#   FP Corp............................................    62,200   2,170,843
    France Bed Holdings Co., Ltd.......................   241,000     367,730
    Freund Corp........................................     5,000      51,770
    Fudo Tetra Corp....................................   258,600     527,790
#   Fuji Co. Ltd/Ehime.................................    34,200     620,898
#   Fuji Corp., Ltd....................................    70,700     401,893
    Fuji Electric Co., Ltd............................. 1,167,000   4,990,328
#   Fuji Electronics Co., Ltd..........................    16,500     200,134
    Fuji Furukawa Engineering & Construction Co.,
      Ltd..............................................    10,000      25,936
    Fuji Heavy Industries, Ltd.........................   356,900  12,872,417
    Fuji Kiko Co., Ltd.................................    55,000     250,610
    Fuji Kosan Co., Ltd................................    11,000      55,899
#   Fuji Kyuko Co., Ltd................................    77,000     808,710
    Fuji Media Holdings, Inc...........................    91,300   1,147,679
    Fuji Oil Co. Ltd/Osaka.............................   149,200   1,916,934
    Fuji Oil Co., Ltd..................................   131,000     390,582

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    Fuji Pharma Co., Ltd...............................    14,700 $  255,906
    Fuji Seal International, Inc.......................    51,800  1,655,140
    Fuji Soft, Inc.....................................    49,800    996,570
    Fujibo Holdings, Inc...............................   319,000    840,737
    Fujicco Co., Ltd...................................    38,600    689,081
    FUJIFILM Holdings Corp.............................   241,275  8,154,537
    Fujikura Kasei Co., Ltd............................    51,200    248,731
#   Fujikura Rubber, Ltd...............................    38,700    261,932
    Fujikura, Ltd......................................   829,000  3,444,178
    Fujimi, Inc........................................    43,500    675,547
    Fujimori Kogyo Co., Ltd............................    33,700    952,143
#*  Fujisash Co., Ltd..................................   200,600    263,457
    Fujishoji Co., Ltd.................................     3,700     46,438
    Fujita Kanko, Inc..................................    37,000    146,479
#   Fujitec Co., Ltd...................................   161,700  1,657,074
    Fujitsu Frontech, Ltd..............................    37,300    426,993
    Fujitsu General, Ltd...............................   150,000  1,471,318
    Fujitsu, Ltd....................................... 1,254,292  6,628,280
*   Fujiya Co., Ltd....................................   116,000    190,139
    FuKoKu Co., Ltd....................................     8,400     91,581
    Fukuda Corp........................................    45,000    357,466
    Fukui Bank, Ltd. (The).............................   404,000    901,296
    Fukuoka Financial Group, Inc.......................   626,600  3,127,215
    Fukushima Bank, Ltd. (The).........................   512,000    376,933
    Fukushima Industries Corp..........................    32,600    489,160
#   Fukuyama Transporting Co., Ltd.....................   246,000  1,375,518
    Fumakilla, Ltd.....................................    15,000     45,408
#   Funai Soken Holdings, Inc..........................    35,800    289,371
#   Furukawa Battery Co, Ltd. (The)....................    72,000    589,860
    Furukawa Co., Ltd..................................   559,000    917,474
#   Furukawa Electric Co., Ltd......................... 2,046,067  3,403,605
#   Furuno Electric Co., Ltd...........................    54,400    559,814
    Furusato Industries, Ltd...........................    17,400    234,301
#   Furuya Metal Co., Ltd..............................     1,400     33,907
    Fuso Chemical Co., Ltd.............................     3,000     31,278
    Fuso Pharmaceutical Industries, Ltd................   108,000    277,275
    Futaba Industrial Co., Ltd.........................   163,900    818,541
    Future Architect, Inc..............................    27,600    150,900
    Fuyo General Lease Co., Ltd........................    23,800    766,140
    G-7 Holdings, Inc..................................     6,500     55,305
    G-Tekt Corp........................................    43,900    418,260
    Gakken Holdings Co., Ltd...........................   103,000    216,757
    GCA Savvian Corp...................................    19,200    193,277
    Gecoss Corp........................................    40,100    534,327
#   Genki Sushi Co., Ltd...............................     5,900    142,627
    Genky Stores, Inc..................................     5,000    404,327
#   Geo Holdings Corp..................................   105,100  1,028,349
#   GLOBERIDE, Inc.....................................   291,000    471,404
    Glory, Ltd.........................................   114,800  3,008,506
    GMO internet, Inc..................................   119,600    987,498
#   GMO Payment Gateway, Inc...........................    26,900    466,445
    Godo Steel, Ltd....................................   381,000    613,122
    Goldcrest Co., Ltd.................................    50,930    793,728

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    Goldwin, Inc.......................................    66,000 $  370,690
#   Gourmet Kineya Co., Ltd............................    28,000    223,657
#   Gree, Inc..........................................   226,800  1,291,970
#   GS Yuasa Corp......................................   654,000  2,951,432
#   GSI Creos Corp.....................................   147,000    164,052
    Gulliver International Co., Ltd....................   111,600    885,731
#   Gun-Ei Chemical Industry Co., Ltd..................   124,000    357,965
#*  GungHo Online Entertainment, Inc...................   213,100    731,466
    Gunma Bank, Ltd. (The).............................   695,000  4,569,642
    Gunze, Ltd.........................................   455,000  1,178,593
    Gurunavi, Inc......................................    55,300    882,439
#   H-One Co., Ltd.....................................    20,800    116,598
    H2O Retailing Corp.................................   191,660  3,385,331
    Hachijuni Bank, Ltd. (The).........................   661,000  4,355,974
    Hagihara Industries, Inc...........................     7,500    124,094
    Hagoromo Foods Corp................................     3,000     28,246
    Hakudo Co., Ltd....................................     5,600     53,980
    Hakuhodo DY Holdings, Inc..........................   319,500  3,175,674
    Hakuto Co., Ltd....................................    35,000    361,893
    Hamakyorex Co., Ltd................................    19,800    699,991
    Hamamatsu Photonics K.K............................    43,300  2,040,139
    Hankyu Hanshin Holdings, Inc....................... 1,363,000  7,576,145
    Hanwa Co., Ltd.....................................   494,000  1,845,423
    Happinet Corp......................................    30,600    340,972
    Hard Off Corp. Co., Ltd............................    16,700    160,286
    Harima Chemicals Group, Inc........................    22,000     89,173
    Harmonic Drive Systems, Inc........................    26,400    418,347
    Haruyama Trading Co., Ltd..........................     6,500     39,766
    Haseko Corp........................................   358,600  2,913,642
    Hazama Ando Corp...................................   395,780  2,592,168
    Heiwa Corp.........................................   113,700  2,287,034
    Heiwa Real Estate Co., Ltd.........................   122,700  1,746,092
    Heiwado Co., Ltd...................................    81,200  1,721,553
    HI-LEX Corp........................................    16,100    461,257
    Hibiya Engineering, Ltd............................    18,300    241,327
    Hiday Hidaka Corp..................................    18,664    587,056
    Higashi Nihon House Co., Ltd.......................   129,900    567,301
    Higashi-Nippon Bank, Ltd. (The)....................   294,000    827,236
#   Higo Bank, Ltd. (The)..............................   314,000  1,702,694
    Hikari Tsushin, Inc................................    22,100  1,269,902
#   Himaraya Co., Ltd..................................     6,000     50,958
#   Hino Motors, Ltd...................................   136,500  1,932,628
    Hioki EE Corp......................................     5,800     87,247
    Hiramatsu, Inc.....................................    46,800    255,265
    Hiroshima Bank, Ltd. (The).........................   960,000  4,775,216
    HIS Co., Ltd.......................................    45,700  1,567,028
    Hisaka Works, Ltd..................................    11,000     90,073
    Hisamitsu Pharmaceutical Co., Inc..................    40,000  1,360,984
    Hitachi Capital Corp...............................   146,400  2,878,331
    Hitachi Chemical Co., Ltd..........................   172,500  3,470,382
    Hitachi Construction Machinery Co., Ltd............   179,400  3,316,671
    Hitachi High-Technologies Corp.....................    93,900  2,916,994
    Hitachi Koki Co., Ltd..............................   130,100    937,007

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Hitachi Kokusai Electric, Inc......................   163,000 $ 2,215,465
    Hitachi Metals Techno, Ltd.........................     3,500      35,494
    Hitachi Metals, Ltd................................   159,730   2,602,844
    Hitachi Transport System, Ltd......................   111,000   1,452,151
    Hitachi Zosen Corp.................................   403,800   2,212,464
    Hitachi, Ltd....................................... 2,743,000  20,715,384
    Hitachi, Ltd. ADR..................................    87,223   6,574,870
#   Hochiki Corp.......................................    48,000     363,434
    Hodogaya Chemical Co., Ltd.........................   108,000     175,357
#   Hogy Medical Co., Ltd..............................    25,800   1,341,218
#*  Hokkaido Electric Power Co., Inc...................   176,600   1,426,507
#   Hokkaido Gas Co., Ltd..............................    75,000     183,537
    Hokkan Holdings, Ltd...............................    70,000     177,990
    Hokko Chemical Industry Co., Ltd...................    27,000      93,935
    Hokkoku Bank, Ltd. (The)...........................   614,000   1,958,969
    Hokuetsu Bank, Ltd. (The)..........................   399,000     726,051
    Hokuetsu Industries Co., Ltd.......................    53,000     480,147
    Hokuetsu Kishu Paper Co., Ltd......................   340,595   1,604,131
    Hokuhoku Financial Group, Inc...................... 2,231,000   4,597,329
#   Hokuriku Electric Industry Co., Ltd................   199,000     295,769
    Hokuriku Electric Power Co.........................   164,800   2,328,976
    Hokuriku Electrical Construction Co., Ltd..........     9,000      61,440
    Hokuto Corp........................................    44,200     813,523
    Honda Motor Co., Ltd...............................   996,500  30,069,139
#   Honda Motor Co., Ltd. Sponsored ADR................   406,561  12,286,273
    Honeys Co., Ltd....................................    48,430     431,847
#   Hoosiers Holdings Co., Ltd.........................    82,900     347,313
    Horiba, Ltd........................................    76,900   2,504,737
    Hoshizaki Electric Co., Ltd........................    29,300   1,485,460
    Hosokawa Micron Corp...............................    65,000     400,997
#   House Foods Group, Inc.............................   131,100   2,622,838
    Howa Machinery, Ltd................................    23,300     146,692
    Hoya Corp..........................................   118,100   4,576,679
    Hurxley Corp.......................................     2,200      18,383
    Hyakugo Bank, Ltd. (The)...........................   563,000   2,383,779
    Hyakujushi Bank, Ltd. (The)........................   481,000   1,614,651
    I-Net Corp/Kanagawa................................     8,800      67,185
    Ibiden Co., Ltd....................................   290,000   4,359,671
    IBJ Leasing Co., Ltd...............................    18,700     352,240
    Ichibanya Co., Ltd.................................    11,800     489,246
#   Ichiken Co., Ltd...................................    65,000     177,293
#   Ichikoh Industries, Ltd............................   128,000     263,411
    ICHINEN HOLDINGS Co., Ltd..........................    43,572     404,312
    Ichiyoshi Securities Co., Ltd......................    85,900     869,084
    Idec Corp..........................................    52,900     466,671
    Idemitsu Kosan Co., Ltd............................   207,200   3,458,560
#   Ihara Chemical Industry Co., Ltd...................    57,500     645,366
    IHI Corp...........................................   938,000   4,887,045
    Iida Group Holdings Co., Ltd.......................   172,996   2,151,658
    Iino Kaiun Kaisha, Ltd.............................   234,800   1,370,383
*   IJT Technology Holdings Co., Ltd...................    22,760      99,371
#   Ikegami Tsushinki Co., Ltd.........................   106,000     157,725
    Ikyu Corp..........................................    15,300     199,574

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
#   Imasen Electric Industrial.........................    42,300 $  545,851
    Imperial Hotel, Ltd................................    15,100    330,528
    Inaba Denki Sangyo Co., Ltd........................    51,000  1,722,288
    Inaba Seisakusho Co., Ltd..........................     1,800     20,397
    Inabata & Co., Ltd.................................   114,000  1,038,919
    Inageya Co., Ltd...................................    25,700    284,603
    Ines Corp..........................................    71,500    533,962
    Infocom Corp.......................................    33,000    251,718
    Information Services International-Dentsu, Ltd.....    32,600    318,542
    Innotech Corp......................................    34,700    144,104
    Intage Holdings, Inc...............................     9,700    137,311
#   Internet Initiative Japan, Inc.....................    82,700  1,734,752
#   Inui Global Logistics Co., Ltd.....................    14,300    118,918
#   Iriso Electronics Co., Ltd.........................    14,500    842,859
    Ise Chemical Corp..................................    18,000    116,994
#   Iseki & Co., Ltd...................................   582,000  1,110,335
    Isetan Mitsukoshi Holdings, Ltd....................   247,940  3,515,611
*   Ishihara Sangyo Kaisha, Ltd........................ 1,003,000    870,649
    Ishii Iron Works Co., Ltd..........................    29,000     54,775
#   Ishizuka Glass Co., Ltd............................    12,000     23,359
    Isuzu Motors, Ltd..................................   378,200  5,034,789
    IT Holdings Corp...................................   226,000  3,753,954
    Itfor, Inc.........................................    21,800     84,368
#   Ito En, Ltd........................................    54,200  1,041,189
    ITOCHU Corp........................................   937,900  9,496,663
    Itochu Enex Co., Ltd...............................   135,300  1,054,707
    Itochu Techno-Solutions Corp.......................    40,600  1,448,900
    Itochu-Shokuhin Co., Ltd...........................    10,400    354,695
    Itoham Foods, Inc..................................   308,000  1,758,468
    Itoki Corp.........................................   101,900    503,127
    Iwai Cosmo Holdings, Inc...........................    57,700    656,434
    Iwaki & Co., Ltd...................................    32,000     60,200
    Iwasaki Electric Co., Ltd..........................   153,000    301,628
#   Iwatani Corp.......................................   511,000  3,298,958
    Iwatsu Electric Co., Ltd...........................   123,000    100,960
    Iyo Bank, Ltd. (The)...............................   434,157  5,009,797
    Izumi Co., Ltd.....................................    57,500  2,062,219
#*  Izutsuya Co., Ltd..................................   204,000    110,486
    J Front Retailing Co., Ltd.........................   477,900  6,089,988
#   J-Oil Mills, Inc...................................   273,000    976,336
#   Jalux, Inc.........................................     2,900     53,443
    Jamco Corp.........................................    14,900    404,452
#*  Janome Sewing Machine Co., Ltd.....................   633,000    731,735
    Japan Airport Terminal Co., Ltd....................    60,100  2,708,090
*   Japan Asia Investment Co., Ltd.....................    37,000     22,427
    Japan Aviation Electronics Industry, Ltd...........   132,000  2,983,327
#*  Japan Communications, Inc..........................   178,100    762,240
    Japan Digital Laboratory Co., Ltd..................    21,100    291,823
#   Japan Drilling Co., Ltd............................    16,400    586,955
    Japan Exchange Group, Inc..........................   137,500  3,199,687
#   Japan Medical Dynamic Marketing, Inc...............    17,900     87,261
    Japan Oil Transportation Co., Ltd..................     2,000      3,924
    Japan Pulp & Paper Co., Ltd........................   144,000    405,754

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
*   Japan Radio Co., Ltd...............................   125,000 $  398,229
#   Japan Steel Works, Ltd. (The)......................   678,000  2,712,130
    Japan Tobacco, Inc.................................   249,900  6,806,440
    Japan Transcity Corp...............................    74,000    237,323
    Japan Vilene Co., Ltd..............................    79,000    401,758
    Japan Wool Textile Co., Ltd. (The).................   112,000    746,796
    JBCC Holdings, Inc.................................    28,900    186,508
    JCU Corp...........................................     7,400    341,497
    Jeol, Ltd..........................................   223,000  1,079,710
    JFE Holdings, Inc..................................   293,208  6,458,597
    JGC Corp...........................................   167,000  3,396,425
    Jimoto Holdings, Inc...............................     6,000     11,244
#   Jin Co., Ltd.......................................    21,000    639,830
    JK Holdings Co., Ltd...............................    10,900     51,389
    JMS Co., Ltd.......................................    40,000     97,933
#   Joban Kosan Co., Ltd...............................    65,000     87,035
    Joshin Denki Co., Ltd..............................    63,000    530,342
    Jowa Holdings Co., Ltd.............................    28,600    884,538
    Joyo Bank, Ltd. (The)..............................   562,000  2,824,727
#   JP-Holdings, Inc...................................   105,700    325,202
#   JSP Corp...........................................    41,200    823,349
    JSR Corp...........................................   155,200  2,735,523
    JTEKT Corp.........................................   308,300  5,084,529
#   Juki Corp..........................................   224,000    732,175
    Juroku Bank, Ltd. (The)............................   529,000  1,745,575
*   Justsystems Corp...................................    43,500    268,295
*   JVC Kenwood Corp...................................   392,570    930,561
    JX Holdings, Inc................................... 2,559,470  9,445,036
    K&O Energy Group, Inc..............................    21,000    269,786
#   K's Holdings Corp..................................    96,920  2,846,527
#   kabu.com Securities Co., Ltd.......................   230,800  1,248,774
    Kabuki-Za Co., Ltd.................................     1,000     42,876
*   Kadokawa Dwango Corp...............................    76,753  1,136,219
    Kaga Electronics Co., Ltd..........................    48,200    612,385
#   Kagome Co., Ltd....................................    56,200    890,005
    Kagoshima Bank, Ltd. (The).........................   389,000  2,434,100
    Kajima Corp........................................   521,000  2,061,348
#   Kakaku.com, Inc....................................   131,900  1,865,885
    Kaken Pharmaceutical Co., Ltd......................   114,000  2,425,766
    Kakiyasu Honten Co., Ltd...........................       200      3,319
    Kameda Seika Co., Ltd..............................    26,200    883,509
    Kamei Corp.........................................    44,500    294,092
    Kamigumi Co., Ltd..................................   430,000  4,297,007
    Kanaden Corp.......................................    27,000    182,138
#   Kanagawa Chuo Kotsu Co., Ltd.......................    24,000    120,395
    Kanamoto Co., Ltd..................................    73,900  1,922,676
    Kandenko Co., Ltd..................................   280,000  1,655,283
    Kaneka Corp........................................   661,000  4,034,473
    Kanematsu Corp..................................... 1,171,000  1,667,974
    Kanematsu Electronics, Ltd.........................    10,900    164,032
*   Kansai Electric Power Co., Inc. (The)..............   282,000  2,726,626
    Kansai Paint Co., Ltd..............................   163,000  2,848,961
    Kansai Super Market, Ltd...........................     1,500     10,252

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Kansai Urban Banking Corp..........................    63,500 $   639,169
*   Kanto Denka Kogyo Co., Ltd.........................   154,000     730,222
#   Kao Corp...........................................   101,600   4,454,960
    Kasai Kogyo Co., Ltd...............................    76,500     650,798
#   Kasumi Co., Ltd....................................    89,800     753,201
    Katakura Chikkarin Co., Ltd........................    20,000      46,682
#   Katakura Industries Co., Ltd.......................    57,600     597,343
    Kato Sangyo Co., Ltd...............................    51,700     947,898
    Kato Works Co., Ltd................................   118,128     923,623
#   KAWADA TECHNOLOGIES, Inc...........................     6,800     241,753
#   Kawai Musical Instruments Manufacturing Co., Ltd...    17,800     351,520
    Kawakin Holdings Co., Ltd..........................    10,000      24,121
#   Kawasaki Heavy Industries, Ltd..................... 1,083,000   5,188,786
#   Kawasaki Kasei Chemicals, Ltd......................    23,000      31,471
    Kawasaki Kinkai Kisen Kaisha, Ltd..................    28,000     100,604
    Kawasaki Kisen Kaisha, Ltd......................... 2,078,000   5,948,203
    Kawasumi Laboratories, Inc.........................    24,200     154,938
    KDDI Corp..........................................   207,900  14,675,433
#   Keihan Electric Railway Co., Ltd...................   773,000   4,692,991
    Keihanshin Building Co., Ltd.......................    69,200     411,435
    Keihin Co., Ltd....................................    87,000     139,644
    Keihin Corp........................................   126,800   2,021,113
#   Keikyu Corp........................................   195,000   1,520,901
    Keio Corp..........................................   236,000   1,921,739
    Keisei Electric Railway Co., Ltd...................   228,000   2,937,102
    Keiyo Bank, Ltd. (The).............................   373,000   2,035,008
#   Keiyo Co., Ltd.....................................    65,800     312,465
#   Kenko Mayonnaise Co., Ltd..........................    11,400     162,312
    Kewpie Corp........................................   144,600   3,357,346
    KEY Coffee, Inc....................................    36,400     524,759
    Keyence Corp.......................................     4,905   2,292,776
    KFC Holdings Japan, Ltd............................     5,000      92,992
*   KI Holdings Co., Ltd...............................    20,000      84,136
#   Kikkoman Corp......................................   101,050   2,980,478
#   Kimoto Co., Ltd....................................   100,700     254,994
    Kimura Chemical Plants Co., Ltd....................     7,700      32,955
    Kinden Corp........................................    67,000     793,631
    King Jim Co., Ltd..................................     3,500      22,027
    Kintetsu Corp......................................   731,000   2,577,065
#*  Kintetsu Department Store Co., Ltd.................    38,000     108,391
    Kintetsu World Express, Inc........................    30,500   1,298,753
    Kinugawa Rubber Industrial Co., Ltd................   153,000     685,627
    Kirin Holdings Co., Ltd............................   648,880   8,736,658
*   Kirindo Holdings Co., Ltd..........................     2,700      18,758
    Kita-Nippon Bank, Ltd. (The).......................    11,300     297,210
    Kitagawa Iron Works Co., Ltd.......................   229,000     457,679
    Kitamura Co., Ltd..................................       900       5,774
    Kitano Construction Corp...........................    89,000     267,239
#   Kito Corp..........................................    47,500     455,116
#   Kitz Corp..........................................   236,000   1,120,636
    Kiyo Bank, Ltd. (The)..............................   103,200   1,287,473
#*  KLab, Inc..........................................    16,400     169,695
*   KNT-CT Holdings Co., Ltd...........................   299,000     407,586

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Koa Corp...........................................    90,400 $   827,757
    Koatsu Gas Kogyo Co., Ltd..........................    38,000     193,716
    Kobayashi Pharmaceutical Co., Ltd..................    20,100   1,344,279
#   Kobe Bussan Co., Ltd...............................     3,600     148,737
    Kobe Steel, Ltd.................................... 7,213,000  12,650,221
#   Kobelco Eco-Solutions Co., Ltd.....................    26,000     146,581
    Kogi Corp..........................................    13,000      23,471
#   Kohnan Shoji Co., Ltd..............................    82,400     931,508
    Kohsoku Corp.......................................     9,300      70,491
    Koike Sanso Kogyo Co., Ltd.........................    40,000     142,753
    Koito Manufacturing Co., Ltd.......................   152,000   4,942,336
    Kojima Co., Ltd....................................    85,600     228,842
    Kokusai Co., Ltd...................................     7,400     118,771
    Kokuyo Co., Ltd....................................   201,064   1,532,434
#   KOMAIHALTEC, Inc...................................   114,000     270,301
    Komatsu Seiren Co., Ltd............................    44,000     199,096
    Komatsu, Ltd.......................................   346,900   6,802,512
    Komeri Co., Ltd....................................    87,900   1,885,296
    Konaka Co., Ltd....................................    61,380     320,565
#   Konami Corp........................................   160,662   2,997,715
#   Konami Corp. ADR...................................    19,770     372,665
    Kondotec, Inc......................................    26,400     184,587
    Konica Minolta, Inc................................   684,500   7,532,518
    Konishi Co., Ltd...................................    45,400     778,127
    Kosaido Co., Ltd...................................       600       2,436
#   Kose Corp..........................................    50,000   2,238,583
#   Kosei Securities Co., Ltd. (The)...................   115,000     213,290
    Koshidaka Holdings Co., Ltd........................    10,200     185,434
#   Kotobuki Spirits Co., Ltd..........................     8,000     184,518
    Krosaki Harima Corp................................   136,000     279,660
    KRS Corp...........................................    13,900     169,810
#   KU Holdings Co., Ltd...............................    15,600      84,234
    Kubota Corp........................................    86,000   1,276,703
    Kubota Corp. Sponsored ADR.........................    43,682   3,239,676
#*  Kumagai Gumi Co., Ltd..............................   402,000   1,272,223
    Kumiai Chemical Industry Co., Ltd..................    77,000     599,226
    Kura Corp..........................................    30,500     918,902
    Kurabo Industries, Ltd.............................   446,000     747,941
    Kuraray Co., Ltd...................................   287,400   3,608,847
#   Kuraudia Co., Ltd..................................     1,200      13,771
#   Kureha Corp........................................   406,000   1,691,376
    Kurimoto, Ltd......................................   299,000     560,923
    Kurita Water Industries, Ltd.......................   159,700   3,402,164
#   Kuroda Electric Co., Ltd...........................    87,300   1,250,766
    Kusuri No Aoki Co., Ltd............................    11,700     777,265
    KYB Co., Ltd.......................................   549,000   2,178,522
    Kyocera Corp.......................................    48,030   2,114,024
    Kyocera Corp. Sponsored ADR........................    56,300   2,461,436
    Kyodo Printing Co., Ltd............................   194,000     650,215
    Kyoei Sangyo Co., Ltd..............................    21,000      35,172
#   Kyoei Steel, Ltd...................................    47,800     888,120
    Kyokuto Boeki Kaisha, Ltd..........................    16,000      29,920
    Kyokuto Kaihatsu Kogyo Co., Ltd....................    58,800     664,721

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    Kyokuto Securities Co., Ltd........................    62,100 $  894,439
#   Kyokuyo Co., Ltd...................................   218,000    512,628
    KYORIN Holdings, Inc...............................   102,500  2,072,429
#   Kyoritsu Maintenance Co., Ltd......................    30,740  1,717,089
    Kyoritsu Printing Co., Ltd.........................    42,700    105,683
    Kyosan Electric Manufacturing Co., Ltd.............   113,000    359,633
    Kyoto Kimono Yuzen Co., Ltd........................    14,300    121,807
    Kyowa Electronics Instruments Co., Ltd.............    22,700     87,784
    Kyowa Exeo Corp....................................   186,700  1,970,366
    Kyowa Hakko Kirin Co., Ltd.........................   229,000  2,607,739
    Kyudenko Corp......................................   103,000  1,383,317
*   Kyushu Electric Power Co., Inc.....................   164,700  1,589,381
    LAC Co., Ltd.......................................     8,800     65,498
#   Land Business Co., Ltd.............................    17,200     59,265
*   Laox Co., Ltd......................................    89,000    198,656
    Lasertec Corp......................................    31,000    383,442
    Lawson, Inc........................................    34,600  2,262,195
    LEC, Inc...........................................     7,400     82,244
*   Leopalace21 Corp...................................   550,700  3,563,197
    Life Corp..........................................    28,000    400,604
    Link And Motivation, Inc...........................    51,100     70,817
    Lintec Corp........................................   110,600  2,433,780
#   Lion Corp..........................................   348,000  1,890,480
#*  Livesense, Inc.....................................    25,500    155,266
    LIXIL Group Corp...................................   254,819  4,964,907
*   Lonseal Corp.......................................    23,000     28,139
    Look, Inc..........................................    89,000    167,336
    M3, Inc............................................    56,300  1,132,515
#   Macnica, Inc.......................................    28,900    851,769
    Maeda Corp.........................................   217,000  1,662,602
#   Maeda Kosen Co., Ltd...............................    24,200    232,264
    Maeda Road Construction Co., Ltd...................   148,000  2,335,533
    Maezawa Kasei Industries Co., Ltd..................    10,000    110,252
    Maezawa Kyuso Industries Co., Ltd..................    15,400    190,780
    Makino Milling Machine Co., Ltd....................   303,000  2,603,534
    Makita Corp........................................    57,000  2,528,323
    Makita Corp. Sponsored ADR.........................    12,396    583,852
#   Mamiya-Op Co., Ltd.................................   148,000    277,157
    Mandom Corp........................................    31,800  1,073,727
    Mani, Inc..........................................     5,500    322,665
    Mars Engineering Corp..............................    28,300    500,657
    Marubeni Corp...................................... 1,232,659  6,803,951
    Marubun Corp.......................................    35,200    236,064
    Marudai Food Co., Ltd..............................   234,000    838,078
#*  Maruei Department Store Co., Ltd...................    27,000     31,936
    Marufuji Sheet Piling Co., Ltd.....................    16,000     49,290
    Maruha Nichiro Corp................................    62,582    931,290
    Marui Group Co., Ltd...............................   443,800  4,613,119
#   Maruka Machinery Co., Ltd..........................     8,100    115,500
    Marusan Securities Co., Ltd........................   133,900    925,698
    Maruwa Co., Ltd....................................    18,200    491,619
    Maruyama Manufacturing Co., Inc....................   106,000    206,947
*   Maruzen CHI Holdings Co., Ltd......................     6,400     19,331

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Maruzen Showa Unyu Co., Ltd........................   116,000 $   390,677
#   Marvelous, Inc.....................................    57,700     865,185
    Matsuda Sangyo Co., Ltd............................    28,362     321,898
    Matsui Construction Co., Ltd.......................    27,000     157,649
    Matsui Securities Co., Ltd.........................    82,900     701,146
    Matsumotokiyoshi Holdings Co., Ltd.................    84,700   2,791,324
#   Matsuya Foods Co., Ltd.............................    17,100     358,868
    Max Co., Ltd.......................................    62,000     673,905
    Maxvalu Tokai Co., Ltd.............................    10,100     154,382
#   Mazda Motor Corp...................................   369,000   7,579,426
#   McDonald's Holdings Co. Japan, Ltd.................    42,200     925,620
    MEC Co., Ltd.......................................    30,100     232,352
    Medical System Network Co., Ltd....................    11,900      37,466
    Medipal Holdings Corp..............................   263,600   3,075,498
    Megachips Corp.....................................    43,700     525,018
    Megmilk Snow Brand Co., Ltd........................   117,200   1,611,233
    Meidensha Corp.....................................   581,000   1,733,026
    MEIJI Holdings Co., Ltd............................    62,610   6,879,375
    Meiji Shipping Co., Ltd............................     9,800      35,461
#   Meiko Electronics Co., Ltd.........................    54,300     170,991
    Meiko Network Japan Co., Ltd.......................    34,700     359,039
    Meisei Industrial Co., Ltd.........................    93,000     551,093
    Meitec Corp........................................    33,200     968,831
    Meito Sangyo Co., Ltd..............................    12,900     128,234
    Meito Transportation Co., Ltd......................     1,300       8,072
    Meiwa Corp.........................................    58,300     227,648
#   Meiwa Estate Co., Ltd..............................    26,500     110,019
#   Melco Holdings, Inc................................    37,600     593,474
    Mesco, Inc.........................................     6,000      41,968
#   Message Co., Ltd...................................    22,600     603,375
#   Michinoku Bank, Ltd. (The).........................   189,091     354,498
#   Micronics Japan Co., Ltd...........................    24,300     657,055
    Mie Bank, Ltd. (The)...............................   172,000     381,182
    Mikuni Corp........................................     9,000      33,677
    Milbon Co., Ltd....................................    16,536     467,743
    Mimasu Semiconductor Industry Co., Ltd.............    54,100     612,055
    Minato Bank, Ltd. (The)............................   344,000     662,164
    Minebea Co., Ltd...................................   473,000   7,297,518
#   Ministop Co., Ltd..................................    42,000     566,755
    Miraca Holdings, Inc...............................    87,900   3,936,758
    Miraial Co., Ltd...................................     2,100      27,083
    Mirait Holdings Corp...............................   171,130   1,984,014
    Miroku Jyoho Service Co., Ltd......................    40,400     231,693
    Misawa Homes Co., Ltd..............................    83,500     739,771
    MISUMI Group, Inc..................................    67,200   2,510,149
    Mitani Corp........................................    15,500     356,560
    Mitani Sekisan Co., Ltd............................       700      11,923
    Mito Securities Co., Ltd...........................   168,000     583,720
    Mitsuba Corp.......................................    98,100   1,740,878
    Mitsubishi Chemical Holdings Corp.................. 3,205,300  16,612,526
    Mitsubishi Corp....................................   548,500   9,568,692
    Mitsubishi Electric Corp...........................   514,000   5,944,785
    Mitsubishi Estate Co., Ltd.........................   139,073   2,798,254

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
JAPAN -- (Continued)
    Mitsubishi Gas Chemical Co., Inc...................    598,000 $ 2,703,768
    Mitsubishi Heavy Industries, Ltd...................  1,815,000  10,018,061
    Mitsubishi Logistics Corp..........................    192,000   2,855,448
    Mitsubishi Materials Corp..........................  2,087,200   6,581,697
    Mitsubishi Motors Corp.............................    407,100   3,441,707
    Mitsubishi Nichiyu Forklift Co., Ltd...............     84,100     516,692
*   Mitsubishi Paper Mills, Ltd........................    785,000     577,847
    Mitsubishi Pencil Co., Ltd.........................     33,700     995,463
    Mitsubishi Research Institute, Inc.................      1,100      26,401
#   Mitsubishi Shokuhin Co., Ltd.......................     29,700     659,254
    Mitsubishi Steel Manufacturing Co., Ltd............    403,000     815,839
    Mitsubishi Tanabe Pharma Corp......................    170,600   2,697,022
    Mitsubishi UFJ Financial Group, Inc................  6,277,600  33,360,832
    Mitsubishi UFJ Financial Group, Inc. ADR...........  1,800,477   9,542,528
    Mitsuboshi Belting Co., Ltd........................    103,000     841,832
    Mitsui & Co., Ltd..................................    589,400   7,499,967
    Mitsui & Co., Ltd. Sponsored ADR...................     15,192   3,858,768
#   Mitsui Chemicals, Inc..............................  1,925,065   5,632,682
    Mitsui Engineering & Shipbuilding Co., Ltd.........  2,086,000   3,391,412
#   Mitsui Fudosan Co., Ltd............................    118,000   2,983,228
    Mitsui High-Tec, Inc...............................     61,900     416,656
    Mitsui Home Co., Ltd...............................     50,000     210,432
    Mitsui Matsushima Co., Ltd.........................    423,000     446,975
    Mitsui Mining & Smelting Co., Ltd..................  1,959,000   4,090,732
    Mitsui OSK Lines, Ltd..............................  1,264,000   4,267,211
    Mitsui Sugar Co., Ltd..............................    223,000     756,176
    Mitsui-Soko Holdings Co., Ltd......................    321,000   1,076,168
    Mitsumura Printing Co., Ltd........................     15,000      33,813
    Mitsuuroko Group Holdings Co., Ltd.................     27,600     130,790
    Miura Co., Ltd.....................................    141,800   1,601,639
#   Miyaji Engineering Group, Inc......................    155,000     238,921
    Miyazaki Bank, Ltd. (The)..........................    360,000   1,247,232
    Miyoshi Oil & Fat Co., Ltd.........................    119,000     140,109
    Mizuho Financial Group, Inc........................ 14,647,660  23,950,650
#   Mizuno Corp........................................    243,605   1,198,010
    Mochida Pharmaceutical Co., Ltd....................     21,699   1,191,539
#   Monex Group, Inc...................................    462,700     949,930
#   Money Partners Group Co., Ltd......................     23,100      76,614
    Monogatari Corp. (The).............................     12,800     443,822
#   MonotaRO Co., Ltd..................................     48,500   1,230,310
    MORESCO Corp.......................................     19,800     367,426
    Morinaga & Co., Ltd................................    444,000   1,381,404
    Morinaga Milk Industry Co., Ltd....................    595,000   2,572,270
    Morita Holdings Corp...............................     74,300     820,032
#   Morozoff, Ltd......................................     48,000     150,548
    Mory Industries, Inc...............................     45,000     159,263
    Moshi Moshi Hotline, Inc...........................     68,700     758,050
    Mr Max Corp........................................     35,900      88,203
    MS&AD Insurance Group Holdings.....................    213,074   5,180,723
#   MTI, Ltd...........................................     29,100     366,674
    Murata Manufacturing Co., Ltd......................     39,100   4,221,012
#   Musashi Seimitsu Industry Co., Ltd.................     69,200   1,302,961
    Musashino Bank, Ltd. (The).........................     75,000   2,458,332

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
#   Mutoh Holdings Co., Ltd............................    67,000 $   262,443
#   Nabtesco Corp......................................   101,500   2,620,375
#   NAC Co., Ltd.......................................    36,100     326,408
    Nachi-Fujikoshi Corp...............................   497,000   2,672,447
    Nafco Co., Ltd.....................................       200       2,727
    Nagaileben Co., Ltd................................    17,200     284,397
    Nagano Bank, Ltd. (The)............................    89,000     157,548
    Nagano Keiki Co., Ltd..............................     1,700       9,814
    Nagase & Co., Ltd..................................   206,900   2,572,115
    Nagatanien Co., Ltd................................    10,000      96,497
#   Nagoya Railroad Co., Ltd...........................   678,000   2,663,530
#*  Naigai Co., Ltd....................................   132,000      69,185
    Nakabayashi Co., Ltd...............................    59,000     108,426
    Nakamuraya Co., Ltd................................    41,000     166,102
#   Nakanishi, Inc.....................................     9,800     358,779
    Nakano Corp........................................     1,000       3,294
*   Nakayama Steel Works, Ltd..........................   360,000     246,586
    Namura Shipbuilding Co., Ltd.......................    11,648     117,893
    Nankai Electric Railway Co., Ltd...................   503,000   2,013,722
    Nanto Bank, Ltd. (The).............................   364,000   1,220,287
    Natori Co., Ltd....................................     7,200      85,862
    NDS Co., Ltd.......................................    58,000     147,794
    NEC Capital Solutions, Ltd.........................    18,800     282,905
    NEC Corp........................................... 4,501,800  12,716,026
    NEC Networks & System Integration Corp.............    55,500   1,192,734
#   NET One Systems Co., Ltd...........................   186,500   1,114,631
    Neturen Co., Ltd...................................    86,700     646,251
#*  New Japan Chemical Co., Ltd........................    57,600     104,581
*   New Japan Radio Co., Ltd...........................    43,000     174,733
    Nexon Co., Ltd.....................................   125,900   1,239,290
    Next Co., Ltd......................................    40,700     339,610
    NGK Insulators, Ltd................................   156,000   3,143,593
    NGK Spark Plug Co., Ltd............................   145,200   4,304,438
    NH Foods, Ltd......................................   185,000   4,573,591
    NHK Spring Co., Ltd................................   374,100   3,374,315
    Nice Holdings, Inc.................................   106,000     170,261
    Nichi-iko Pharmaceutical Co., Ltd..................   107,150   1,929,522
    Nichia Steel Works, Ltd............................    41,000     119,349
#   Nichias Corp.......................................   228,000   1,251,814
    Nichiban Co., Ltd..................................    38,000     147,593
    Nichicon Corp......................................   142,600   1,085,388
    Nichiden Corp......................................     6,700     139,319
    Nichiha Corp.......................................    54,300     581,221
#   Nichii Gakkan Co...................................   112,600   1,174,579
    Nichimo Co., Ltd...................................    48,000      81,640
    Nichirei Corp......................................   734,000   3,890,866
    Nichireki Co., Ltd.................................    76,000     597,452
#   Nidec Corp.........................................    35,878   2,441,411
    Nidec Corp. ADR....................................    19,800     336,798
    Nifco, Inc.........................................   119,300   4,109,528
    NIFTY Corp.........................................    16,300     182,132
#   Nihon Chouzai Co., Ltd.............................     6,480     204,814
#   Nihon Dempa Kogyo Co., Ltd.........................    49,500     394,600

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    Nihon Eslead Corp..................................     1,200 $   12,490
    Nihon Kagaku Sangyo Co., Ltd.......................    11,000     81,556
    Nihon Kohden Corp..................................    49,800  2,463,353
    Nihon M&A Center, Inc..............................    48,700  1,690,194
    Nihon Nohyaku Co., Ltd.............................   118,600  1,394,856
    Nihon Parkerizing Co., Ltd.........................    70,400  1,678,390
#   Nihon Plast Co., Ltd...............................     2,900     23,606
    Nihon Shokuhin Kako Co., Ltd.......................     7,000     22,385
    Nihon Tokushu Toryo Co., Ltd.......................     4,500     28,527
#   Nihon Trim Co., Ltd................................    16,300    365,655
    Nihon Unisys, Ltd..................................   147,600  1,290,593
    Nihon Yamamura Glass Co., Ltd......................   156,000    226,008
    Nikkiso Co., Ltd...................................   156,100  1,373,727
    Nikko Co., Ltd.....................................    33,000    111,969
#   Nikon Corp.........................................   321,600  4,080,558
    Nippo Corp.........................................   128,000  1,990,332
    Nippon Air Conditioning Services Co., Ltd..........     2,600     19,204
    Nippon Beet Sugar Manufacturing Co., Ltd...........   209,000    363,558
#   Nippon Carbide Industries Co., Inc.................   197,000    367,190
#   Nippon Carbon Co., Ltd.............................   299,000    610,298
*   Nippon Chemi-Con Corp..............................   470,000  1,326,133
#*  Nippon Chemical Industrial Co., Ltd................   249,000    657,318
    Nippon Chemiphar Co., Ltd..........................    62,000    294,620
    Nippon Chutetsukan K.K.............................    46,000     91,810
    Nippon Coke & Engineering Co., Ltd.................   472,000    439,144
#   Nippon Concrete Industries Co., Ltd................   100,300    477,738
*   Nippon Denko Co., Ltd..............................   326,150    822,058
#   Nippon Densetsu Kogyo Co., Ltd.....................    77,600  1,113,460
    Nippon Electric Glass Co., Ltd.....................   813,000  4,195,919
    Nippon Express Co., Ltd............................   833,000  4,859,559
    Nippon Felt Co., Ltd...............................    15,100     70,521
    Nippon Filcon Co., Ltd.............................    16,300     65,614
    Nippon Fine Chemical Co., Ltd......................    23,700    169,748
#   Nippon Flour Mills Co., Ltd........................   366,000  1,735,868
    Nippon Gas Co., Ltd................................    53,000  1,303,014
    Nippon Hume Corp...................................    44,200    325,892
    Nippon Jogesuido Sekkei Co., Ltd...................     8,200    133,645
    Nippon Kanzai Co., Ltd.............................     8,000    173,999
    Nippon Kasei Chemical Co., Ltd.....................    26,000     31,176
    Nippon Kayaku Co., Ltd.............................   283,000  3,947,843
#*  Nippon Kinzoku Co., Ltd............................   131,000    159,007
    Nippon Koei Co., Ltd...............................   186,000    747,619
    Nippon Konpo Unyu Soko Co., Ltd....................   143,700  2,239,193
#*  Nippon Koshuha Steel Co., Ltd......................   218,000    200,430
    Nippon Light Metal Holdings Co., Ltd............... 1,440,600  2,153,736
    Nippon Paint Holdings Co., Ltd.....................    98,000  3,069,873
#   Nippon Paper Industries Co., Ltd...................   240,402  3,790,917
#   Nippon Parking Development Co., Ltd................   308,200    329,947
    Nippon Pillar Packing Co., Ltd.....................    42,400    315,807
    Nippon Piston Ring Co., Ltd........................   228,000    458,718
    Nippon Rietec Co., Ltd.............................     3,000     25,405
    Nippon Road Co., Ltd. (The)........................   186,000    888,063
    Nippon Seiki Co., Ltd..............................    61,000  1,379,505

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Nippon Seisen Co., Ltd.............................    57,000 $   323,746
#   Nippon Sharyo, Ltd.................................   138,000     414,887
*   Nippon Sheet Glass Co., Ltd........................ 2,243,000   2,059,308
    Nippon Shinyaku Co., Ltd...........................    81,000   2,675,774
    Nippon Shokubai Co., Ltd...........................   228,000   3,062,609
    Nippon Signal Co., Ltd. (The)......................   107,900   1,173,501
    Nippon Soda Co., Ltd...............................   280,000   1,592,440
#   Nippon Steel & Sumikin Bussan Corp.................   479,000   1,749,997
    Nippon Steel & Sumikin Texeng Co., Ltd.............   101,000     437,740
    Nippon Steel & Sumitomo Metal Corp................. 6,465,540  15,111,861
*   Nippon Suisan Kaisha, Ltd..........................   838,900   2,898,747
    Nippon Synthetic Chemical Industry Co., Ltd.
      (The)............................................   155,000     953,156
    Nippon Telegraph & Telephone Corp..................    40,700   2,408,900
    Nippon Telegraph & Telephone Corp. ADR.............    69,600   2,055,984
    Nippon Thompson Co., Ltd...........................   204,000     988,460
    Nippon Tungsten Co., Ltd...........................    31,000      47,757
    Nippon Valqua Industries, Ltd......................   149,000     393,115
#*  Nippon Yakin Kogyo Co., Ltd........................   277,600     554,068
    Nippon Yusen K.K................................... 1,955,904   5,815,117
#   Nipro Corp.........................................   390,600   3,421,050
    Nishi-Nippon City Bank, Ltd. (The)................. 1,324,000   4,299,501
    Nishi-Nippon Railroad Co., Ltd.....................   452,000   1,956,801
    Nishimatsu Construction Co., Ltd...................   391,000   1,570,717
#   Nishimatsuya Chain Co., Ltd........................    91,100     725,659
    Nishio Rent All Co., Ltd...........................    45,600   1,396,829
    Nissan Chemical Industries, Ltd....................   193,600   3,564,410
    Nissan Motor Co., Ltd.............................. 2,259,900  19,270,658
    Nissan Shatai Co., Ltd.............................   132,500   1,456,124
    Nissan Tokyo Sales Holdings Co., Ltd...............    36,000      80,583
    Nissei ASB Machine Co., Ltd........................    22,000     517,462
#   Nissei Build Kogyo Co., Ltd........................   158,000     375,170
    Nissei Plastic Industrial Co., Ltd.................    25,600     301,382
#   Nissha Printing Co., Ltd...........................    74,800   1,199,017
    Nisshin Fudosan Co.................................    56,200     231,422
    Nisshin Oillio Group, Ltd. (The)...................   303,000   1,102,045
#   Nisshin Seifun Group, Inc..........................   426,245   5,242,275
    Nisshin Steel Co., Ltd.............................   221,874   2,296,693
    Nisshinbo Holdings, Inc............................   210,000   2,359,810
    Nissin Corp........................................   100,000     249,058
#   Nissin Electric Co., Ltd...........................   110,000     653,116
    Nissin Foods Holdings Co., Ltd.....................    15,175     818,990
    Nissin Kogyo Co., Ltd..............................   112,200   1,717,627
    Nissin Sugar Co., Ltd..............................     4,900     102,876
    Nissui Pharmaceutical Co., Ltd.....................    19,300     207,459
    Nitori Holdings Co., Ltd...........................    32,500   1,837,533
    Nitta Corp.........................................    37,900     910,434
    Nitta Gelatin, Inc.................................     8,300      49,874
    Nittan Valve Co., Ltd..............................    27,500      76,689
    Nittetsu Mining Co., Ltd...........................   172,000     607,972
    Nitto Boseki Co., Ltd..............................   285,000     996,743
    Nitto Denko Corp...................................   130,800   7,808,556
    Nitto FC Co., Ltd..................................     3,400      19,891
    Nitto Kogyo Corp...................................    69,300   1,336,255

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Nitto Kohki Co., Ltd...............................    24,400 $   454,311
    Nitto Seiko Co., Ltd...............................    39,000     124,744
    Nittoc Construction Co., Ltd.......................   102,949     493,133
    Nittoku Engineering Co., Ltd.......................    41,600     453,857
    NOF Corp...........................................   323,000   2,068,556
    Nohmi Bosai, Ltd...................................    47,700     596,632
    Nojima Corp........................................     1,600      18,665
    NOK Corp...........................................   146,600   4,217,003
#   Nomura Co., Ltd....................................    66,100     623,473
    Nomura Holdings, Inc............................... 1,813,000   9,639,084
    Nomura Holdings, Inc. ADR..........................   391,817   2,072,712
    Nomura Real Estate Holdings, Inc...................   238,000   4,004,772
    Nomura Research Institute, Ltd.....................    43,500   1,476,993
    Noritake Co., Ltd..................................   269,000     674,996
    Noritz Corp........................................    76,900   1,210,704
    North Pacific Bank, Ltd............................   730,800   2,722,411
    NS Solutions Corp..................................    36,600     888,566
#   NS United Kaiun Kaisha, Ltd........................   329,000   1,071,824
    NSD Co., Ltd.......................................    62,400     963,538
    NSK, Ltd...........................................   349,000   4,089,786
    NTN Corp........................................... 1,462,000   6,256,947
    NTT Data Corp......................................    74,500   2,833,820
    NTT DOCOMO, Inc.................................... 1,166,300  19,688,665
    NTT DOCOMO, Inc. Sponsored ADR.....................    43,500     734,280
    NTT Urban Development Corp.........................   104,700   1,004,512
#   Nuflare Technology, Inc............................    11,700     426,268
#   Obara Group, Inc...................................    21,700   1,083,026
    Obayashi Corp......................................   549,000   3,475,295
    Obayashi Road Corp.................................    86,000     502,653
    OBIC Business Consultants, Ltd.....................     4,600     138,384
    Obic Co., Ltd......................................    64,700   2,170,346
    Odakyu Electric Railway Co., Ltd...................   265,000   2,577,982
#   Odelic Co., Ltd....................................     9,600     235,084
    Oenon Holdings, Inc................................   112,000     206,418
    Ogaki Kyoritsu Bank, Ltd. (The)....................   670,000   2,056,905
    Ohara, Inc.........................................    15,100      72,332
    Ohashi Technica, Inc...............................    11,200     148,389
#   Ohsho Food Service Corp............................    24,100     968,076
    OIE Sangyo Co., Ltd................................     1,200       8,605
    Oiles Corp.........................................    54,201   1,000,243
    Oita Bank, Ltd. (The)..............................   356,000   1,247,913
    Oji Holdings Corp.................................. 1,590,000   5,993,446
    Okabe Co., Ltd.....................................    86,900     749,353
    Okamoto Industries, Inc............................   124,000     454,579
*   Okamoto Machine Tool Works, Ltd....................    56,000      64,236
    Okamura Corp.......................................   135,800     994,778
    Okaya Electric Industries Co., Ltd.................     6,700      24,766
    Oki Electric Industry Co., Ltd..................... 1,276,000   2,606,338
    Okinawa Cellular Telephone Co......................     3,200      92,348
    Okinawa Electric Power Co., Inc. (The).............    38,580   1,336,487
#   OKK Corp...........................................   250,000     347,804
#   OKUMA Corp.........................................   334,000   2,842,018
#   Okumura Corp.......................................   404,000   1,843,518

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Okura Industrial Co., Ltd..........................  76,000 $  224,440
    Okuwa Co., Ltd.....................................  30,000    244,605
    Olympic Group Corp.................................  18,200    129,862
*   Olympus Corp.......................................  99,800  3,451,487
    Omron Corp.........................................  80,400  3,214,283
    ONO Sokki Co., Ltd.................................  13,500    103,973
#   Onoken Co., Ltd....................................  43,400    355,108
#   Onward Holdings Co., Ltd........................... 370,000  2,386,077
#   OPT, Inc...........................................  41,900    227,897
    Optex Co., Ltd.....................................  21,900    355,973
    Oracle Corp. Japan.................................  19,300    802,397
    Organo Corp........................................ 105,000    423,598
    Oriental Land Co., Ltd.............................  11,400  2,762,115
#   Origin Electric Co., Ltd...........................  74,000    313,240
    Osaka Gas Co., Ltd................................. 762,000  3,003,526
    Osaka Organic Chemical Industry, Ltd...............  16,800     70,712
    Osaka Steel Co., Ltd...............................  32,100    606,770
#   OSAKA Titanium Technologies Co., Ltd...............  34,100    714,493
#   Osaki Electric Co., Ltd............................  92,000    625,348
    OSG Corp........................................... 157,100  2,892,490
    Otsuka Corp........................................  34,300  1,184,305
    Otsuka Holdings Co., Ltd........................... 185,400  5,736,102
    Outsourcing, Inc...................................  12,200    188,572
#   Pacific Industrial Co., Ltd........................ 113,900    924,401
#*  Pacific Metals Co., Ltd............................ 380,000  1,023,689
    Pack Corp. (The)...................................  27,900    548,435
    Pal Co., Ltd.......................................  37,500    974,060
    Paltac Corp........................................  85,458  1,075,678
    PanaHome Corp...................................... 200,000  1,201,631
    Panasonic Corp..................................... 796,200  9,044,732
    Panasonic Corp. Sponsored ADR...................... 199,153  2,260,387
    Panasonic Industrial Devices SUNX Co., Ltd.........  39,400    277,800
#   Paramount Bed Holdings Co., Ltd....................  41,200  1,139,552
    Parco Co., Ltd.....................................  66,800    568,900
    Paris Miki Holdings, Inc...........................  44,400    180,131
    Park24 Co., Ltd.................................... 107,300  1,835,962
#   Pasco Corp.........................................  55,000    157,013
#   Pasona Group, Inc..................................  66,500    377,030
#   Penta-Ocean Construction Co., Ltd.................. 533,600  2,033,781
    PIA Corp...........................................   1,500     27,892
    Pigeon Corp........................................  31,700  1,979,296
    Pilot Corp.........................................  24,700  1,463,964
    Piolax, Inc........................................  21,900  1,052,030
#*  Pioneer Corp....................................... 969,400  1,822,990
    Plenus Co., Ltd....................................  50,600    870,157
#   Pola Orbis Holdings, Inc...........................  32,000  1,362,701
#   Press Kogyo Co., Ltd............................... 280,000    943,281
    Pressance Corp.....................................  21,300    680,602
#   Prestige International, Inc........................  31,000    265,328
    Prima Meat Packers, Ltd............................ 558,000  1,450,886
    Pronexus, Inc......................................  30,900    196,073
    Proto Corp.........................................  16,400    256,909
#   PS Mitsubishi Construction Co., Ltd................  47,900    198,002

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
#   Qol Co., Ltd.......................................    21,200 $   151,202
    Raito Kogyo Co., Ltd...............................   129,500   1,283,018
#*  Rakuten, Inc.......................................   180,700   2,501,660
#*  Rasa Industries, Ltd...............................   248,000     275,823
*   Raysum Co., Ltd....................................       100         914
    Relo Holdings, Inc.................................    18,000   1,341,395
    Renaissance, Inc...................................    10,800     106,336
*   Renesas Electronics Corp...........................    13,500      97,651
    Rengo Co., Ltd.....................................   653,710   2,746,602
*   Renown, Inc........................................    86,300      81,935
    Resona Holdings, Inc............................... 1,774,200   8,802,178
    Resorttrust, Inc...................................   121,700   2,914,711
    Rheon Automatic Machinery Co., Ltd.................    27,000     112,176
    Rhythm Watch Co., Ltd..............................   102,000     140,884
    Riberesute Corp....................................     8,100      47,806
    Ricoh Co., Ltd..................................... 1,285,019  12,535,840
    Ricoh Leasing Co., Ltd.............................    29,600     774,662
    Right On Co., Ltd..................................    27,600     174,033
    Riken Corp.........................................   225,000     881,149
    Riken Keiki Co., Ltd...............................     9,000      93,611
    Riken Technos Corp.................................    89,900     330,908
#   Riken Vitamin Co., Ltd.............................    12,600     477,778
    Ringer Hut Co., Ltd................................    16,100     316,261
    Rinnai Corp........................................    15,500   1,037,515
#   Rion Co., Ltd......................................    16,700     193,497
    Riso Kagaku Corp...................................    73,758   1,282,340
#*  Riso Kyoiku Co., Ltd...............................    25,550      54,453
#   Rock Field Co., Ltd................................    25,200     449,272
    Rohm Co., Ltd......................................     2,600     167,159
    Rohto Pharmaceutical Co., Ltd......................   154,600   2,076,497
#   Rokko Butter Co., Ltd..............................     8,400      75,776
    Roland DG Corp.....................................    19,200     570,989
#   Round One Corp.....................................   226,200   1,412,530
    Royal Holdings Co., Ltd............................    52,800     755,045
    Ryobi, Ltd.........................................   380,000   1,022,131
    Ryoden Trading Co., Ltd............................    63,000     433,269
    Ryohin Keikaku Co., Ltd............................    15,675   1,736,440
    Ryosan Co., Ltd....................................    76,700   1,628,114
    S Foods, Inc.......................................    25,800     462,855
    Sac's Bar Holdings, Inc............................    44,600     642,733
    Sagami Chain Co., Ltd..............................     3,000      30,279
    Saibu Gas Co., Ltd.................................   337,000     746,400
#   Saizeriya Co., Ltd.................................    69,300   1,121,770
    Sakai Chemical Industry Co., Ltd...................   252,000     896,768
    Sakai Heavy Industries, Ltd........................    96,000     251,035
#   Sakai Moving Service Co., Ltd......................    11,100     366,970
#   Sakai Ovex Co., Ltd................................   177,000     267,610
    Sakata INX Corp....................................    78,100     826,251
    Sakata Seed Corp...................................    87,900   1,526,626
    Sala Corp..........................................    56,500     285,808
    SAMTY Co., Ltd.....................................     2,800      24,848
    San Holdings, Inc..................................     1,800      28,109
    San-A Co., Ltd.....................................    36,500   1,218,573

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    San-Ai Oil Co., Ltd................................   147,000 $  975,467
    San-In Godo Bank, Ltd. (The).......................   370,000  3,019,026
#   Sanden Corp........................................   308,000  1,438,451
    Sanei Architecture Planning Co., Ltd...............     5,900     45,075
    Sangetsu Co., Ltd..................................    63,500  1,700,649
#*  Sanix, Inc.........................................    54,900    176,363
    Sanken Electric Co., Ltd...........................   329,000  2,690,956
    Sanki Engineering Co., Ltd.........................   102,300    620,473
#   Sanko Marketing Foods Co., Ltd.....................    10,800     83,132
    Sanko Metal Industrial Co., Ltd....................    38,000     83,005
    Sankyo Co., Ltd....................................    45,800  1,646,055
    Sankyo Seiko Co., Ltd..............................    54,900    222,129
    Sankyo Tateyama, Inc...............................    71,200  1,094,947
    Sankyu, Inc........................................   763,000  3,052,359
    Sanoh Industrial Co., Ltd..........................    57,400    361,226
#   Sanrio Co., Ltd....................................    55,600  1,377,679
    Sanshin Electronics Co., Ltd.......................    69,800    475,972
    Santen Pharmaceutical Co., Ltd.....................    19,000  1,185,687
    Sanwa Holdings Corp................................   530,900  3,671,257
#   Sanyo Chemical Industries, Ltd.....................   161,000  1,167,256
    Sanyo Denki Co., Ltd...............................    94,000    675,237
#   Sanyo Electric Railway Co., Ltd....................    40,000    157,081
    Sanyo Housing Nagoya Co., Ltd......................    12,600    137,149
    Sanyo Industries, Ltd..............................    15,000     26,892
    Sanyo Shokai, Ltd..................................   314,000    739,828
    Sanyo Special Steel Co., Ltd.......................   339,000  1,137,707
    Sapporo Holdings, Ltd.............................. 1,048,000  4,414,449
    Sata Construction Co., Ltd.........................   109,000    127,892
    Sato Holdings Corp.................................    51,100  1,182,532
    Sato Restaurant Systems Co., Ltd...................     1,500     13,193
    Sato Shoji Corp....................................    19,700    124,374
    Satori Electric Co., Ltd...........................    24,800    159,499
#   Sawada Holdings Co., Ltd...........................    52,700    381,539
    Sawai Pharmaceutical Co., Ltd......................    46,800  2,832,091
#   Saxa Holdings, Inc.................................    86,000    168,217
    SBI Holdings, Inc..................................   401,180  4,286,841
    SBS Holdings, Inc..................................    39,400    313,778
    SCREEN Holdings Co., Ltd...........................   235,000  1,395,512
    Scroll Corp........................................    47,000    114,034
    SCSK Corp..........................................    49,659  1,236,565
    Secom Co., Ltd.....................................    55,800  3,238,973
    Secom Joshinetsu Co., Ltd..........................     1,500     38,784
    Sega Sammy Holdings, Inc...........................   165,312  2,152,726
    Seibu Electric Industry Co., Ltd...................    16,000     65,231
    Seika Corp.........................................    84,000    207,656
#   Seikitokyu Kogyo Co., Ltd..........................   117,499    554,482
#   Seiko Epson Corp...................................   187,600  7,618,983
    Seiko Holdings Corp................................   457,000  2,492,629
    Seino Holdings Co., Ltd............................   287,000  3,122,939
    Seiren Co., Ltd....................................   104,300    850,148
    Sekisui Chemical Co., Ltd..........................   601,000  6,572,988
#   Sekisui House, Ltd.................................   574,000  7,422,693
    Sekisui Jushi Corp.................................    63,700    846,801

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    Sekisui Plastics Co., Ltd..........................   101,000 $  391,682
#   Senko Co., Ltd.....................................   252,000  1,456,672
    Senshu Electric Co., Ltd...........................     9,500    126,863
    Senshu Ikeda Holdings, Inc.........................   376,260  1,670,762
#   Senshukai Co., Ltd.................................    68,500    483,031
#   Seria Co., Ltd.....................................    24,300    701,358
    Seven & I Holdings Co., Ltd........................   234,452  8,579,557
    Seven Bank, Ltd....................................   309,600  1,385,696
#*  Sharp Corp......................................... 1,192,000  2,333,357
    Shibaura Mechatronics Corp.........................    57,000    140,747
    Shibusawa Warehouse Co., Ltd. (The)................    84,000    245,649
#   Shibuya Kogyo Co., Ltd.............................    21,500    445,676
    Shidax Corp........................................    17,900     81,938
    Shiga Bank, Ltd. (The).............................   422,000  2,353,935
#   Shikibo, Ltd.......................................   344,000    344,690
    Shikoku Bank, Ltd. (The)...........................   333,000    695,988
    Shikoku Chemicals Corp.............................    74,000    574,778
*   Shikoku Electric Power Co., Inc....................   180,200  2,266,017
    Shima Seiki Manufacturing, Ltd.....................    73,800  1,295,302
    Shimachu Co., Ltd..................................   107,400  2,692,026
    Shimadzu Corp......................................   315,000  3,272,800
    Shimamura Co., Ltd.................................    43,100  3,833,790
    Shimano, Inc.......................................    24,600  3,251,959
    Shimizu Bank, Ltd. (The)...........................    11,900    292,703
    Shimizu Corp.......................................   370,000  2,552,867
    Shimojima Co., Ltd.................................     1,500     13,561
    Shin Nippon Air Technologies Co., Ltd..............    22,400    182,423
    Shin-Etsu Chemical Co., Ltd........................    88,800  5,879,820
    Shin-Etsu Polymer Co., Ltd.........................    61,400    274,367
    Shin-Keisei Electric Railway Co., Ltd..............    26,000     88,362
    Shinagawa Refractories Co., Ltd....................   121,000    272,286
    Shindengen Electric Manufacturing Co., Ltd.........   234,000  1,255,040
#   Shinko Electric Industries Co., Ltd................   214,200  1,500,359
    Shinko Plantech Co., Ltd...........................    93,400    697,846
    Shinko Shoji Co., Ltd..............................    54,600    565,196
    Shinko Wire Co., Ltd...............................    47,000     69,680
    Shinmaywa Industries, Ltd..........................   206,000  2,006,657
    Shinnihon Corp.....................................    78,500    296,460
#   Shinsei Bank, Ltd.................................. 1,650,000  2,990,664
    Shinsho Corp.......................................   115,000    258,365
    Shinwa Co., Ltd....................................     5,000     57,307
    Shionogi & Co., Ltd................................   218,100  6,544,582
    Ship Healthcare Holdings, Inc......................    65,200  1,618,087
    Shiroki Corp.......................................    93,000    244,143
#   Shiseido Co., Ltd..................................   235,200  3,772,307
    Shizuki Electric Co., Inc..........................    24,000    117,168
    Shizuoka Bank, Ltd. (The)..........................   551,000  5,034,881
    Shizuoka Gas Co., Ltd..............................   125,200    799,481
    Shobunsha Publications, Inc........................    15,400    113,090
    Shochiku Co., Ltd..................................    13,000    128,958
    Shofu, Inc.........................................     2,200     27,955
    Shoko Co., Ltd.....................................   139,000    193,738
    Showa Aircraft Industry Co., Ltd...................    10,553    102,374

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Showa Corp.........................................   144,700 $ 1,469,982
#   Showa Denko K.K.................................... 4,461,000   5,701,498
    Showa Sangyo Co., Ltd..............................   136,000     560,198
#   Showa Shell Sekiyu K.K.............................   379,400   3,702,773
#   Siix Corp..........................................    42,500     912,384
#   Sinanen Co., Ltd...................................    96,000     375,851
    Sinfonia Technology Co., Ltd.......................   234,000     370,815
    Sinko Industries, Ltd..............................    40,300     467,219
    Sintokogio, Ltd....................................   126,000     889,504
    SKY Perfect JSAT Holdings, Inc.....................   413,900   2,506,527
    SMC Corp...........................................     6,200   1,662,635
    SMK Corp...........................................   130,000     540,034
#   SMS Co., Ltd.......................................    38,000     342,515
    Soda Nikka Co., Ltd................................    13,000      55,444
#   Sodick Co., Ltd....................................   143,000   1,233,381
    Soft99 Corp........................................    10,600      59,237
    Softbank Corp......................................   217,532  12,802,099
#   Softbank Technology Corp...........................     8,700      93,149
*   Softbrain Co., Ltd.................................    48,800      78,715
    Software Service, Inc..............................     4,300     145,827
    Sogo Medical Co., Ltd..............................    15,600     751,562
    Sohgo Security Services Co., Ltd...................    97,700   2,500,568
#   Sojitz Corp........................................ 2,433,700   3,145,811
    Sompo Japan Nipponkoa Holdings, Inc................   285,700   7,927,320
#   Sony Corp..........................................   614,200  14,446,646
    Sony Corp. Sponsored ADR...........................   346,089   8,060,413
    Sony Financial Holdings, Inc.......................   111,400   1,548,238
    Soshin Electric Co., Ltd...........................     4,300      16,004
    Sotetsu Holdings, Inc..............................   376,000   1,719,472
    Sotoh Co., Ltd.....................................       700       6,073
    Space Co., Ltd.....................................    10,300     100,478
#   Sparx Group Co., Ltd...............................    74,800     128,979
    SPK Corp...........................................     5,700      99,425
    Square Enix Holdings Co., Ltd......................    78,000   1,712,428
#   Srg Takamiya Co., Ltd..............................    16,600     163,048
    ST Corp............................................    14,600     126,092
    St Marc Holdings Co., Ltd..........................    24,500   1,575,422
    Stanley Electric Co., Ltd..........................   133,500   2,971,315
    Star Micronics Co., Ltd............................    60,400     754,592
    Start Today Co., Ltd...............................    59,300   1,198,645
    Starts Corp., Inc..................................    46,200     640,450
    Starzen Co., Ltd...................................   116,000     401,338
    Stella Chemifa Corp................................    29,700     326,837
    Step Co., Ltd......................................     5,400      38,214
    Studio Alice Co., Ltd..............................    35,000     548,161
    Sugi Holdings Co., Ltd.............................    26,400   1,239,548
    Sugimoto & Co., Ltd................................    10,300     109,127
#*  Sumco Corp.........................................   165,760   2,781,919
#   Sumida Corp........................................    61,500     409,284
    Suminoe Textile Co., Ltd...........................   140,000     351,840
    Sumitomo Bakelite Co., Ltd.........................   510,000   2,110,856
    Sumitomo Chemical Co., Ltd......................... 3,171,000  12,475,667
    Sumitomo Corp......................................   580,700   5,730,552

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Sumitomo Dainippon Pharma Co., Ltd.................   153,900 $ 1,617,819
    Sumitomo Densetsu Co., Ltd.........................    50,500     598,240
    Sumitomo Electric Industries, Ltd..................   879,200  11,329,090
    Sumitomo Forestry Co., Ltd.........................   273,000   2,539,168
    Sumitomo Heavy Industries, Ltd.....................   886,480   4,797,104
    Sumitomo Metal Mining Co., Ltd.....................   392,000   5,602,494
#*  Sumitomo Mitsui Construction Co., Ltd.............. 1,241,700   1,738,711
    Sumitomo Mitsui Financial Group, Inc...............   802,770  26,938,417
    Sumitomo Mitsui Trust Holdings, Inc................ 1,594,730   5,607,909
    Sumitomo Osaka Cement Co., Ltd..................... 1,089,000   3,166,649
#   Sumitomo Precision Products Co., Ltd...............    93,000     397,472
    Sumitomo Real Estate Sales Co., Ltd................    28,280     668,908
    Sumitomo Realty & Development Co., Ltd.............    68,000   2,169,003
    Sumitomo Riko Co, Ltd..............................   114,700     935,066
    Sumitomo Rubber Industries, Ltd....................   322,800   5,019,695
    Sumitomo Seika Chemicals Co., Ltd..................   145,000   1,027,425
    Sumitomo Warehouse Co., Ltd. (The).................   204,000   1,141,834
#   Sun Frontier Fudousan Co., Ltd.....................    36,900     286,774
    Sun-Wa Technos Corp................................    13,600     139,248
    Suncall Corp.......................................     5,000      28,946
    Sundrug Co., Ltd...................................    33,700   1,430,460
    Suntory Beverage & Food, Ltd.......................    20,100     704,877
    Suruga Bank, Ltd...................................   137,400   2,579,794
    Suzuken Co., Ltd...................................   134,300   3,783,559
    Suzuki Motor Corp..................................   267,400   8,455,231
#*  SWCC Showa Holdings Co., Ltd.......................   678,000     566,884
    Sysmex Corp........................................    60,200   2,690,168
    Systena Corp.......................................    32,800     237,211
    T Hasegawa Co., Ltd................................    28,400     410,224
    T RAD Co., Ltd.....................................   176,000     358,761
    T&D Holdings, Inc..................................   686,410   7,730,066
#   T&K Toka Co., Ltd..................................    18,300     346,874
    T-Gaia Corp........................................    41,700     452,990
    Tabuchi Electric Co., Ltd..........................    39,000     346,607
#   Tachi-S Co., Ltd...................................    69,400   1,011,037
    Tachibana Eletech Co., Ltd.........................    32,100     443,419
    Tadano, Ltd........................................   181,421   2,183,547
    Taiheiyo Cement Corp...............................   952,000   2,793,507
#   Taiheiyo Kouhatsu, Inc.............................   154,000     126,538
    Taiho Kogyo Co., Ltd...............................    46,800     520,392
#   Taikisha, Ltd......................................    54,900   1,306,008
    Taiko Bank, Ltd. (The).............................    27,000      50,752
    Taiko Pharmaceutical Co., Ltd......................    26,000     400,118
    Taisei Corp........................................   546,399   3,169,392
    Taisei Lamick Co., Ltd.............................     5,700     137,223
    Taiyo Holdings Co., Ltd............................    23,300     846,978
    Taiyo Yuden Co., Ltd...............................   313,700   3,892,676
    Takagi Securities Co., Ltd.........................   113,000     229,404
    Takamatsu Construction Group Co., Ltd..............    14,600     301,406
    Takano Co., Ltd....................................     1,100       5,603
#   Takaoka Toko Co., Ltd..............................    17,174     254,355
#   Takara Holdings, Inc...............................   206,500   1,317,184
    Takara Leben Co., Ltd..............................   179,100     934,270

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    Takara Standard Co., Ltd...........................   213,895 $1,627,711
    Takasago International Corp........................   136,000    676,374
    Takasago Thermal Engineering Co., Ltd..............   133,700  1,677,299
    Takashima & Co., Ltd...............................    73,000    151,097
    Takashimaya Co., Ltd...............................   551,000  4,832,869
#   Takata Corp........................................    76,000    886,407
    Take And Give Needs Co., Ltd.......................    29,940    244,110
    Takeda Pharmaceutical Co., Ltd.....................   135,600  6,774,487
    Takeei Corp........................................    51,900    400,776
    Takeuchi Manufacturing Co., Ltd....................    29,600  1,085,648
    Takihyo Co., Ltd...................................     5,000     17,563
    Takiron Co., Ltd...................................   109,000    483,667
#   Takisawa Machine Tool Co., Ltd.....................   118,000    211,656
    Takuma Co., Ltd....................................   162,000  1,141,953
#   Tama Home Co., Ltd.................................    39,500    178,578
#   Tamron Co., Ltd....................................    40,500    791,057
    Tamura Corp........................................   164,000    551,780
#   Tanseisha Co., Ltd.................................    71,100    486,557
*   TASAKI & Co., Ltd..................................       900     14,362
#   Tatsuta Electric Wire and Cable Co., Ltd...........    94,400    393,543
    Tayca Corp.........................................    74,000    264,044
    TBK Co., Ltd.......................................    46,500    241,458
    TDK Corp...........................................    89,900  5,602,713
#   TDK Corp. Sponsored ADR............................    46,931  2,996,544
#*  Teac Corp..........................................    26,000     12,746
    TECHNO ASSOCIE Co., Ltd............................     3,000     27,564
#   Techno Ryowa, Ltd..................................     8,870     40,387
    Teijin, Ltd........................................ 2,502,750  7,455,303
    Teikoku Electric Manufacturing Co., Ltd............    28,400    295,324
    Teikoku Sen-I Co., Ltd.............................     3,200     66,544
    Teikoku Tsushin Kogyo Co., Ltd.....................    70,000    133,311
    Terumo Corp........................................   116,700  2,894,037
    THK Co., Ltd.......................................   103,300  2,508,692
    Tigers Polymer Corp................................     6,200     41,002
    Titan Kogyo K.K....................................     8,000     15,837
    TKC Corp...........................................    18,400    325,811
#   Toa Corp.(6894434).................................    45,700    458,635
    Toa Corp.(6894508).................................   563,000    957,787
#   Toa Oil Co., Ltd...................................   198,000    244,209
    TOA ROAD Corp......................................   137,000    502,165
#   Toabo Corp.........................................   244,000    157,388
    Toagosei Co., Ltd..................................   494,500  1,976,650
#*  Tobishima Corp.....................................   392,900    857,013
    Tobu Railway Co., Ltd..............................   404,000  1,942,864
#   Tobu Store Co., Ltd................................    30,000     71,629
    TOC Co., Ltd.......................................    99,200    603,028
    Tocalo Co., Ltd....................................    42,100    708,743
    Tochigi Bank, Ltd. (The)...........................   236,000  1,089,809
    Toda Corp..........................................   480,000  1,716,644
#*  Toda Kogyo Corp....................................   117,000    496,638
    Toei Animation Co., Ltd............................     4,100    140,541
    Toei Co., Ltd......................................   170,000    984,589
    Toenec Corp........................................    62,000    308,788

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Toho Bank, Ltd. (The).............................. 334,000 $1,172,772
    Toho Co., Ltd.(6895200)............................  43,700    988,803
    Toho Co., Ltd.(6895211)............................  45,000    166,671
    Toho Gas Co., Ltd.................................. 408,000  2,216,984
#   Toho Holdings Co., Ltd............................. 107,700  1,500,056
#*  Toho Titanium Co., Ltd.............................  17,400    122,895
    Toho Zinc Co., Ltd................................. 421,000  1,321,519
    Tohoku Bank, Ltd. (The)............................ 161,000    212,796
    Tohoku Electric Power Co., Inc..................... 177,400  2,234,643
    Tohto Suisan Co., Ltd..............................  67,000    110,118
    Tokai Carbon Co., Ltd.............................. 476,000  1,371,502
    Tokai Corp/Gifu....................................  14,900    463,100
    TOKAI Holdings Corp................................ 215,200    969,589
    Tokai Lease Co., Ltd...............................  40,000     72,295
    Tokai Rika Co., Ltd................................ 136,800  2,816,988
    Token Corp.........................................  18,070    748,924
    Tokio Marine Holdings, Inc......................... 210,412  7,345,944
#   Tokio Marine Holdings, Inc. ADR....................  61,404  2,144,842
#   Toko, Inc..........................................  81,000    215,725
    Tokushu Tokai Paper Co., Ltd....................... 155,380    383,190
#   Tokuyama Corp...................................... 757,000  1,681,589
    Tokyo Dome Corp.................................... 505,000  2,335,768
*   Tokyo Electric Power Co., Inc...................... 566,512  2,404,062
    Tokyo Electron Device, Ltd.........................  16,200    209,554
    Tokyo Electron, Ltd................................  88,800  6,215,398
    Tokyo Energy & Systems, Inc........................  44,000    314,720
    Tokyo Gas Co., Ltd................................. 484,000  2,887,116
    Tokyo Individualized Educational Institute, Inc....  14,400     42,834
#   Tokyo Keiki, Inc................................... 151,000    361,097
*   Tokyo Kikai Seisakusho, Ltd........................ 127,000     79,602
#   Tokyo Rakutenchi Co., Ltd..........................  38,000    160,936
*   Tokyo Rope Manufacturing Co., Ltd.................. 298,000    558,983
    Tokyo Sangyo Co., Ltd..............................  24,500     99,313
    Tokyo Seimitsu Co., Ltd............................  90,500  1,840,392
    Tokyo Steel Manufacturing Co., Ltd................. 216,100  1,623,874
    Tokyo Tatemono Co., Ltd............................ 637,000  4,300,498
    Tokyo Tekko Co., Ltd............................... 122,000    608,711
    Tokyo Theatres Co., Inc............................ 207,000    249,267
#*  Tokyo TY Financial Group, Inc......................  62,674  1,794,020
#   Tokyu Construction Co., Ltd........................ 113,680    574,308
    Tokyu Corp......................................... 454,000  3,004,708
    Tokyu Fudosan Holdings Corp........................ 571,194  3,540,303
    Tokyu Recreation Co., Ltd..........................  22,819    130,620
    Toli Corp..........................................  66,000    137,379
    Tomato Bank, Ltd................................... 126,000    188,000
    Tomen Devices Corp.................................   3,000     46,478
    Tomoe Corp.........................................  57,500    209,559
    Tomoe Engineering Co., Ltd.........................  10,100    143,944
    Tomoegawa Co., Ltd.................................  17,000     28,447
    Tomoku Co., Ltd....................................  99,000    237,151
    TOMONY Holdings, Inc............................... 253,900  1,096,161
#   Tomy Co., Ltd...................................... 198,000  1,096,798
    Tonami Holdings Co., Ltd...........................  88,000    310,306

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    TonenGeneral Sekiyu K.K............................   115,000 $ 1,016,682
    Topcon Corp........................................    70,700   1,400,954
    Toppan Forms Co., Ltd..............................   125,400   1,302,935
    Toppan Printing Co., Ltd...........................   454,000   3,032,748
    Topre Corp.........................................   103,400   1,422,031
    Topy Industries, Ltd...............................   537,000   1,209,410
    Toray Industries, Inc..............................   908,000   7,734,417
#   Toridoll.corp......................................    27,900     404,902
    Torigoe Co., Ltd. (The)............................    11,000      66,591
#   Torishima Pump Manufacturing Co., Ltd..............    49,800     365,959
    Tose Co., Ltd......................................     3,800      23,790
#   Tosei Corp.........................................    65,800     401,752
    Toshiba Corp....................................... 1,285,000   5,138,179
    Toshiba Machine Co., Ltd...........................   240,000     920,344
    Toshiba Plant Systems & Services Corp..............    67,100   1,028,495
    Toshiba TEC Corp...................................   362,000   2,233,084
    Tosho Co., Ltd.....................................    11,100     279,938
#   Tosho Printing Co., Ltd............................    75,000     204,696
    Tosoh Corp......................................... 1,307,000   7,045,851
    Totetsu Kogyo Co., Ltd.............................    44,200   1,054,978
    TOTO, Ltd..........................................   221,000   2,439,689
    Tottori Bank, Ltd. (The)...........................    69,000     136,563
    Toukei Computer Co., Ltd...........................     3,200      45,540
    Towa Bank, Ltd. (The)..............................   738,000     605,918
#   Towa Corp..........................................    63,200     385,184
    Towa Pharmaceutical Co., Ltd.......................    27,600   1,255,449
#   Toyo Construction Co., Ltd.........................   190,000     910,293
#   Toyo Denki Seizo - Toyo Electric Manufacturing
      Co., Ltd.........................................    87,000     314,402
#   Toyo Engineering Corp..............................   209,000     704,365
#   Toyo Ink SC Holdings Co., Ltd......................   600,000   2,808,534
    Toyo Kanetsu K.K...................................   264,000     539,111
    Toyo Kohan Co., Ltd................................   109,000     559,477
    Toyo Machinery & Metal Co., Ltd....................    52,500     202,976
    Toyo Securities Co., Ltd...........................   189,000     553,845
    Toyo Seikan Group Holdings, Ltd....................   303,000   3,887,527
    Toyo Sugar Refining Co., Ltd.......................    29,000      24,869
    Toyo Suisan Kaisha, Ltd............................    83,800   2,948,168
#   Toyo Tanso Co., Ltd................................    23,000     368,839
    Toyo Tire & Rubber Co., Ltd........................   199,700   4,497,960
    Toyo Wharf & Warehouse Co., Ltd....................   164,000     278,026
    Toyobo Co., Ltd.................................... 2,316,000   3,114,874
    Toyoda Gosei Co., Ltd..............................   186,200   4,101,894
#   Toyota Boshoku Corp................................   180,500   2,382,767
    Toyota Motor Corp.................................. 1,212,986  78,202,326
#   Toyota Motor Corp. Sponsored ADR...................   386,541  49,805,808
    Toyota Tsusho Corp.................................   363,925   8,618,666
    TPR Co., Ltd.......................................    61,800   1,563,868
    Trancom Co., Ltd...................................    18,900     810,504
    Transcosmos, Inc...................................    39,000     682,738
*   Trend Micro, Inc...................................    48,800   1,378,166
*   Trend Micro, Inc. Sponsored ADR....................     3,540     100,394
    Trinity Industrial Corp............................     3,000      10,961
    Trusco Nakayama Corp...............................    40,361   1,074,912

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    Trust Tech, Inc....................................       800 $   11,681
    TS Tech Co., Ltd...................................   119,800  3,018,361
    TSI Holdings Co., Ltd..............................   148,090    846,571
    Tsubakimoto Chain Co...............................   390,000  3,140,038
    Tsubakimoto Kogyo Co., Ltd.........................    24,000     61,720
#*  Tsudakoma Corp.....................................   119,000    157,119
#   Tsugami Corp.......................................   107,000    611,199
#   Tsukada Global Holdings, Inc.......................    41,100    252,385
#   Tsukamoto Corp. Co., Ltd...........................    37,000     42,953
    Tsukishima Kikai Co., Ltd..........................    55,800    602,521
    Tsukuba Bank, Ltd..................................   210,500    614,503
#   Tsukui Corp........................................    60,300    557,322
#   Tsumura & Co.......................................   107,600  2,448,542
    Tsuruha Holdings, Inc..............................    35,300  2,372,017
    Tsurumi Manufacturing Co., Ltd.....................    25,800    430,823
    TYK Corp...........................................    34,000     62,712
#   Tyo, Inc...........................................   111,500    164,258
#   UACJ Corp..........................................   694,144  1,704,809
    Ube Industries, Ltd................................ 2,621,200  3,925,654
    Uchida Yoko Co., Ltd...............................   111,000    346,133
    Uchiyama Holdings Co., Ltd.........................    11,100     56,895
    UKC Holdings Corp..................................    29,700    456,116
#*  Ulvac, Inc.........................................   137,200  1,965,183
    Unicharm Corp......................................    66,500  1,832,320
    Uniden Corp........................................   138,000    261,033
#   Union Tool Co......................................    17,900    499,868
    Unipres Corp.......................................   100,700  1,751,758
    United Arrows, Ltd.................................    38,900  1,105,663
*   Unitika, Ltd....................................... 2,063,000    960,227
#   Universal Entertainment Corp.......................    37,700    637,421
#   UNY Group Holdings Co., Ltd........................   538,700  3,099,448
#*  Usen Corp..........................................   197,600    517,908
#   Ushio, Inc.........................................   212,100  2,457,207
    USS Co., Ltd.......................................    93,200  1,462,172
#   UT Holdings Co., Ltd...............................    38,400    156,899
    Utoc Corp..........................................    18,700     96,132
    Valor Co., Ltd.....................................   108,200  2,041,007
#   Village Vanguard Co., Ltd..........................    10,700    127,080
    Vital KSK Holdings, Inc............................    64,985    499,205
#   Vitec Co., Ltd.....................................     8,000     66,086
    VT Holdings Co., Ltd...............................   193,600    779,134
    Wacoal Holdings Corp...............................   243,000  2,408,591
#   Wacom Co., Ltd.....................................   231,000    976,011
    Wakachiku Construction Co., Ltd....................   224,000    383,401
    Wakamoto Pharmaceutical Co., Ltd...................     9,000     21,387
    Wakita & Co., Ltd..................................    90,800    860,636
    Warabeya Nichiyo Co., Ltd..........................    38,100    637,398
*   Watabe Wedding Corp................................     9,400     40,135
#   WATAMI Co., Ltd....................................    56,700    561,235
    Weathernews, Inc...................................    11,100    281,174
    Welcia Holdings Co., Ltd...........................    29,492  1,085,570
    Wellnet Corp.......................................     6,900    126,083
#   West Holdings Corp.................................    25,300    200,442

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    West Japan Railway Co..............................    66,300 $3,410,052
    Wood One Co., Ltd..................................    40,000     92,401
    Wowow, Inc.........................................     8,700    375,277
    Xebio Co., Ltd.....................................    69,700  1,078,876
    Y A C Co., Ltd.....................................     9,900     54,883
#   Yachiyo Industry Co., Ltd..........................     1,100      9,311
    Yahagi Construction Co., Ltd.......................    68,100    507,090
#   Yahoo Japan Corp...................................   341,400  1,148,167
    Yaizu Suisankagaku Industry Co., Ltd...............     9,800     85,796
    Yakult Honsha Co., Ltd.............................    20,800  1,259,770
    YAMABIKO Corp......................................    20,535    883,760
#   Yamada Denki Co., Ltd.............................. 1,609,100  5,978,018
#   Yamagata Bank, Ltd. (The)..........................   307,000  1,295,722
    Yamaguchi Financial Group, Inc.....................   380,000  3,953,507
    Yamaha Corp........................................   295,400  4,301,875
    Yamaha Motor Co., Ltd..............................   271,800  5,961,230
#   Yamaichi Electronics Co., Ltd......................    64,100    445,893
    Yamanashi Chuo Bank, Ltd. (The)....................   316,000  1,261,987
    Yamatane Corp......................................   271,000    401,203
    Yamato Corp........................................    26,000     93,885
    Yamato Holdings Co., Ltd...........................   186,700  4,222,488
    Yamato Kogyo Co., Ltd..............................    64,100  1,649,670
#   Yamaya Corp........................................    11,710    153,889
#   Yamazaki Baking Co., Ltd...........................   224,000  3,297,957
    Yamazen Corp.......................................   108,500    762,740
    Yaoko Co., Ltd.....................................    17,700  1,150,671
#   Yaskawa Electric Corp..............................   192,600  2,462,196
    Yasuda Logistics Corp..............................    26,200    229,442
    Yellow Hat, Ltd....................................    34,000    665,065
    Yokogawa Bridge Holdings Corp......................    69,500    778,589
#   Yokogawa Electric Corp.............................   125,700  1,316,035
    Yokohama Reito Co., Ltd............................   112,900    783,138
#   Yokohama Rubber Co., Ltd. (The)....................   604,000  5,682,412
    Yokowo Co., Ltd....................................    22,200    120,194
    Yomeishu Seizo Co., Ltd............................     2,000     15,597
    Yomiuri Land Co., Ltd..............................   121,000    483,369
    Yondenko Corp......................................    23,000     88,473
    Yondoshi Holdings, Inc.............................    34,800    533,043
    Yonekyu Corp.......................................     5,900     91,798
#   Yonex Co., Ltd.....................................     9,900     99,721
    Yorozu Corp........................................    38,000    735,866
#   Yoshinoya Holdings Co., Ltd........................    59,000    668,132
    Yuasa Funashoku Co., Ltd...........................    14,000     39,748
    Yuasa Trading Co., Ltd.............................    44,200    909,521
    Yuken Kogyo Co., Ltd...............................    85,000    176,341
    Yuki Gosei Kogyo Co., Ltd..........................    11,000     24,990
#   Yumeshin Holdings Co., Ltd.........................    38,900    246,995
    Yurtec Corp........................................   115,000    777,384
    Yusen Logistics Co., Ltd...........................    46,400    555,561
    Yushin Precision Equipment Co., Ltd................     5,226     99,241
    Yushiro Chemical Industry Co., Ltd.................    24,800    386,019
    Yutaka Foods Corp..................................     4,000     62,742
    Yutaka Giken Co., Ltd..............................       200      4,175

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES      VALUE++
                                                      --------- --------------
JAPAN -- (Continued)
    Zappallas, Inc...................................    11,600 $       65,046
#   Zenrin Co., Ltd..................................    53,600        689,609
#   Zensho Holdings Co., Ltd.........................   290,400      2,625,702
    Zeon Corp........................................   417,000      4,258,292
    ZERIA Pharmaceutical Co., Ltd....................    34,499        558,479
#   Zojirushi Corp...................................    29,000        193,968
#   Zuiko Corp.......................................     4,200        165,686
                                                                --------------
TOTAL JAPAN..........................................            2,671,321,078
                                                                --------------
JERSEY, CHANNEL ISLANDS -- (0.0%)
    Randgold Resources, Ltd. ADR.....................     3,680        313,757
                                                                --------------
NETHERLANDS -- (2.3%)
    Aalberts Industries NV...........................   255,501      7,358,601
    Accell Group.....................................    30,870        470,922
    Aegon NV(5927375)................................ 1,496,399     10,664,632
    Aegon NV(007924103)..............................   107,160        765,122
    Akzo Nobel NV....................................   250,905     18,075,499
#   Akzo Nobel NV Sponsored ADR......................    68,609      1,655,535
*   AMG Advanced Metallurgical Group NV..............    94,166        703,111
    Amsterdam Commodities NV.........................    42,427      1,011,457
#*  APERAM SA........................................   126,921      3,294,812
    Arcadis NV.......................................   158,959      4,810,942
    ArcelorMittal(B03XPL1)...........................   523,132      4,997,841
#   ArcelorMittal(B295F26)...........................   639,510      6,164,876
#   ASM International NV(5165294)....................    98,595      4,022,772
    ASM International NV(N07045102)..................       343         14,337
    ASML Holding NV(B929F46).........................    56,713      5,915,633
#   ASML Holding NV(B908F01).........................    39,931      4,150,428
    BE Semiconductor Industries NV...................   104,298      2,116,855
    Beter Bed Holding NV.............................    13,418        263,170
    BinckBank NV.....................................   131,450      1,079,739
    Boskalis Westminster NV..........................   222,480      9,835,511
#   Brunel International NV..........................    44,039        714,532
    Corbion NV.......................................    55,643        921,764
    Delta Lloyd NV...................................   487,732      9,215,054
    Exact Holding NV.................................    14,475        518,644
#   Fugro NV.........................................   135,950      2,948,096
#*  Galapagos NV.....................................    58,419      1,194,776
#   Gemalto NV.......................................    78,054      5,651,680
#*  Grontmij.........................................   116,599        467,486
#   Heijmans NV......................................    59,292        566,875
    Heineken NV......................................    60,987      4,551,353
    Hunter Douglas NV................................     1,366         55,137
*   ING Groep NV.....................................   467,949      5,817,730
#*  ING Groep NV Sponsored ADR....................... 1,457,275     18,128,501
    KAS Bank NV......................................    15,763        181,831
    Kendrion NV......................................    34,929        955,268
    Koninklijke Ahold NV............................. 1,227,077     22,146,878
    Koninklijke Ahold NV Sponsored ADR...............    20,012        361,823
#   Koninklijke BAM Groep NV.........................   405,819      1,218,034
    Koninklijke DSM NV...............................   175,791      9,324,092
    Koninklijke KPN NV............................... 5,892,766     18,187,318

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
NETHERLANDS -- (Continued)
    Koninklijke Philips NV(500472303)..................   330,638 $  9,122,302
    Koninklijke Philips NV(5986622)....................   531,506   14,656,205
#   Koninklijke Ten Cate NV............................    69,142    1,531,898
    Koninklijke Vopak NV...............................   104,315    5,817,383
*   Macintosh Retail Group NV..........................    49,262      137,918
*   Mota-Engil Africa NV...............................    13,155       91,718
    Nederland Apparatenfabriek.........................     3,562      114,264
    Nutreco NV.........................................   168,696    8,590,957
#*  Ordina NV..........................................   244,877      393,612
*   PostNL NV..........................................   735,276    2,659,713
    Randstad Holding NV................................   253,349   13,317,028
    Reed Elsevier NV...................................   286,265    6,998,763
    Reed Elsevier NV Sponsored ADR.....................    45,157    2,202,758
#*  Royal Imtech NV....................................    91,794      423,326
#*  SBM Offshore NV....................................   422,555    4,610,226
    Sligro Food Group NV...............................    24,570      937,414
#*  SNS Reaal NV.......................................   262,485           --
*   Telegraaf Media Groep NV...........................    22,328      143,753
    TKH Group NV.......................................    86,875    2,701,233
    TNT Express NV.....................................   832,105    5,442,239
#*  TomTom NV..........................................   271,238    1,782,314
    Unilever NV(B12T3J1)...............................   247,800   10,745,754
    Unilever NV(904784709).............................   151,412    6,566,738
    USG People NV......................................   161,094    1,856,547
    Van Lanschot NV....................................       214        4,234
    Wessanen...........................................   230,818    1,473,875
    Wolters Kluwer NV..................................   582,966   17,414,843
                                                                  ------------
TOTAL NETHERLANDS......................................            310,235,682
                                                                  ------------
NEW ZEALAND -- (0.3%)
#*  a2 Milk Co., Ltd...................................    39,073       15,275
    Abano Healthcare Group, Ltd........................    13,023       80,563
    Air New Zealand, Ltd............................... 1,173,545    2,220,207
    Auckland International Airport, Ltd................ 1,754,016    5,672,954
*   Chorus, Ltd........................................   145,907      280,433
*   Chorus, Ltd. ADR...................................    10,487       99,102
    Contact Energy, Ltd................................   647,584    3,323,517
*   Diligent Board Member Services, Inc................     5,821       23,222
    Ebos Group, Ltd....................................    39,319      269,878
    Fisher & Paykel Healthcare Corp., Ltd..............   791,746    3,570,143
    Fletcher Building, Ltd.(6341606)...................   645,847    3,923,370
#   Fletcher Building, Ltd.(6341617)...................    94,146      569,911
    Freightways, Ltd...................................   143,842      624,643
    Hallenstein Glasson Holdings, Ltd..................    16,145       39,380
    Heartland New Zealand, Ltd.........................    12,825       12,319
    Infratil, Ltd......................................   722,658    1,659,135
#   Kathmandu Holdings, Ltd............................    54,811       80,172
    Mainfreight, Ltd...................................    94,016    1,093,151
    Metlifecare, Ltd...................................    28,656       99,929
    Michael Hill International, Ltd....................    72,300       63,558
    New Zealand Oil & Gas, Ltd.........................   416,158      194,148
*   New Zealand Refining Co., Ltd. (The)...............    66,827      123,300
    Nuplex Industries, Ltd.............................   271,998      589,306

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
NEW ZEALAND -- (Continued)
    NZX, Ltd...........................................    87,691 $    77,133
*   Pacific Edge, Ltd..................................    20,054      11,472
    PGG Wrightson, Ltd.................................   151,904      53,480
*   Pike River Coal, Ltd...............................   224,242          --
#   Port of Tauranga, Ltd..............................    86,572   1,116,419
*   Pumpkin Patch, Ltd.................................    37,217       5,946
#   Restaurant Brands New Zealand, Ltd.................   141,523     391,091
*   Rubicon, Ltd.......................................    64,229      16,400
    Ryman Healthcare, Ltd..............................   232,531   1,391,973
    Sanford, Ltd.......................................    31,342     113,447
    Skellerup Holdings, Ltd............................    20,500      19,504
    Sky Network Television, Ltd........................   398,396   1,751,754
    SKYCITY Entertainment Group, Ltd................... 1,194,466   3,407,686
    Spark New Zealand, Ltd............................. 2,525,689   6,052,053
    Steel & Tube Holdings, Ltd.........................    31,356      65,533
    Summerset Group Holdings, Ltd......................    49,212     110,895
    Tourism Holdings, Ltd..............................    23,932      31,231
    Tower, Ltd.........................................   176,617     290,042
#   Trade Me Group, Ltd................................   168,252     443,492
#   TrustPower, Ltd....................................    73,850     449,634
    Vector, Ltd........................................   267,355     573,723
    Warehouse Group, Ltd. (The)........................    86,281     178,463
#*  Xero, Ltd..........................................    22,518     254,177
                                                                  -----------
TOTAL NEW ZEALAND......................................            41,433,164
                                                                  -----------
NORWAY -- (0.8%)
#   ABG Sundal Collier Holding ASA.....................   454,248     281,379
#   Akastor ASA........................................   239,560     588,981
    Aker ASA Class A...................................    35,486     757,929
*   Aker Solutions ASA.................................   201,958     985,925
#   American Shipping ASA..............................    78,851     304,486
#*  Archer, Ltd........................................   812,241     322,265
#   Atea ASA...........................................   146,033   1,622,091
    Austevoll Seafood ASA..............................   179,607   1,048,913
    Bakkafrost P/F.....................................    63,018   1,309,219
#*  Bionor Pharma ASA..................................    71,347      21,392
    Bonheur ASA........................................    17,950     166,785
    BW Offshore, Ltd................................... 1,072,307   1,031,187
    Deep Sea Supply P.L.C..............................   206,844     108,725
#*  Det Norske Oljeselskap ASA.........................   180,241     753,116
    DNB ASA............................................   553,057   8,013,023
#*  DNO ASA............................................   644,010   1,418,930
#*  DOF ASA............................................    67,981      92,568
*   Dolphin Group A.S..................................   184,083      64,389
    Ekornes ASA........................................    24,912     310,381
#*  Electromagnetic GeoServices........................   417,456     217,811
    Eltek ASA..........................................   321,422     479,792
    Evry ASA...........................................    62,231     129,013
    Farstad Shipping ASA...............................     7,858      37,160
#   Fred Olsen Energy ASA..............................    30,682     257,131
#*  Frontline, Ltd.....................................   154,437     367,807
    Ganger Rolf ASA....................................    23,563     212,809
    Gjensidige Forsikring ASA..........................   108,368   1,826,916

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
NORWAY -- (Continued)
    Golar LNG, Ltd.....................................    19,800 $   561,528
#   Golden Ocean Group, Ltd............................   784,564     485,006
*   Grieg Seafood ASA..................................    62,647     226,613
*   Havila Shipping ASA................................     3,252       6,260
#   Hexagon Composites ASA.............................   167,123     408,177
*   Hoegh LNG Holdings, Ltd............................    49,905     490,844
*   Kongsberg Automotive ASA........................... 1,579,051   1,241,438
    Kongsberg Gruppen ASA..............................    33,629     568,714
    Kvaerner ASA.......................................   533,279     620,946
    Leroey Seafood Group ASA...........................    43,655   1,530,618
    Marine Harvest ASA.................................   336,235   4,398,464
#*  Nordic Semiconductor ASA...........................   274,530   1,895,914
    Norsk Hydro ASA.................................... 1,259,497   7,401,735
#   Norsk Hydro ASA Sponsored ADR......................    50,900     300,819
#*  Norske Skogindustrier ASA..........................   615,107     563,077
    Northern Offshore, Ltd.............................    34,847      14,003
#*  Norwegian Air Shuttle ASA..........................    53,080   2,085,123
*   Odfjell SE Class A.................................    41,255     115,523
    Olav Thon Eiendomsselskap ASA......................     4,360      88,038
#   Opera Software ASA.................................    91,776   1,215,789
    Orkla ASA..........................................   463,884   3,418,750
*   Panoro Energy ASA..................................   960,998     167,744
#   Petroleum Geo-Services ASA.........................   600,791   3,266,677
*   PhotoCure ASA......................................     4,035      19,737
#   Prosafe SE.........................................   419,031   1,118,737
*   Q-Free ASA.........................................    66,600      78,395
#*  REC Silicon ASA.................................... 4,110,955     877,896
*   REC Solar ASA......................................    45,876     602,974
    Salmar ASA.........................................    75,927   1,172,166
    Schibsted ASA......................................    30,763   1,981,683
#   Seadrill, Ltd.(B09RMQ1)............................    73,484     785,322
#   Seadrill, Ltd.(B0HWHV8)............................   213,664   2,294,751
#*  Sevan Drilling A.S.................................   460,763      40,490
#   Sevan Marine ASA...................................    66,506     167,866
#   Siem Offshore, Inc.................................   222,158      62,111
#   Solstad Offshore ASA...............................     7,538      60,571
#*  Songa Offshore.....................................   369,172      73,255
    SpareBank 1 SMN....................................    52,734     373,751
    SpareBank 1 SR Bank ASA............................   187,669   1,178,472
    Statoil ASA........................................   720,288  12,062,144
#   Statoil ASA Sponsored ADR..........................   660,522  11,096,770
    Stolt-Nielsen, Ltd.................................    31,408     495,904
*   Storebrand ASA.....................................   660,721   1,997,348
    Subsea 7 SA........................................   248,026   2,109,839
    Telenor ASA........................................   173,758   3,732,803
#   TGS Nopec Geophysical Co. ASA......................    64,340   1,492,400
    Tomra Systems ASA..................................   213,165   1,712,644
*   TTS Group ASA......................................    11,319       6,676
    Veidekke ASA.......................................   115,248   1,191,221
    Wilh Wilhelmsen ASA................................    93,792     523,918
    Wilh Wilhelmsen Holding ASA Class A................    19,427     376,771

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
NORWAY -- (Continued)
    Yara International ASA.............................    143,507 $  7,471,310
                                                                   ------------
TOTAL NORWAY...........................................             108,959,848
                                                                   ------------
PORTUGAL -- (0.3%)
    Altri SGPS SA......................................    349,608    1,210,992
#*  Banco BPI SA.......................................    921,180      864,445
#*  Banco Comercial Portugues SA....................... 49,575,059    3,491,378
*   Banco Espirito Santo SA............................  3,375,184           --
    Corticeira Amorim SGPS SA..........................    164,524      616,653
    EDP - Energias de Portugal SA......................    946,530    3,600,534
    EDP - Energias de Portugal SA Sponsored ADR........      7,202      275,909
    EDP Renovaveis SA..................................    422,739    2,825,813
    Galp Energia SGPS SA...............................    590,255    6,235,682
#*  Impresa SGPS SA....................................     49,210       45,305
    Jeronimo Martins SGPS SA...........................    240,597    2,587,948
    Mota-Engil SGPS SA.................................    208,436      637,340
    NOS SGPS...........................................    454,781    2,886,990
    Novabase SGPS SA...................................     12,258       31,165
    Portucel SA........................................    461,536    1,861,930
#   Portugal Telecom SGPS SA...........................    953,354      664,471
    REN - Redes Energeticas Nacionais SGPS SA..........    492,322    1,396,144
    Semapa-Sociedade de Investimento e Gestao..........    140,642    1,646,461
#*  Sonae Industria SGPS SA............................ 14,246,464      104,077
    Sonae SGPS SA......................................  2,907,008    3,805,880
    Teixeira Duarte SA.................................    243,459      193,706
                                                                   ------------
TOTAL PORTUGAL.........................................              34,982,823
                                                                   ------------
RUSSIA -- (0.0%)
*   Exillon Energy P.L.C...............................     43,826       82,308
                                                                   ------------
SINGAPORE -- (1.3%)
*   Abterra, Ltd.......................................    189,000       77,090
    Amara Holdings, Ltd................................    248,000       98,627
#   Amtek Engineering, Ltd.............................    725,000      334,469
    ASL Marine Holdings, Ltd...........................    282,800       89,227
#*  Ausgroup, Ltd......................................  1,532,939      339,890
    Banyan Tree Holdings, Ltd..........................    409,000      158,423
#*  Biosensors International Group, Ltd................  2,832,901    1,349,094
    Bonvests Holdings, Ltd.............................     51,600       52,191
    Boustead Singapore, Ltd............................    475,949      632,867
#   Breadtalk Group, Ltd...............................    354,000      395,275
*   Broadway Industrial Group, Ltd.....................    589,333       85,200
    Bukit Sembawang Estates, Ltd.......................    122,000      479,843
    Bund Center Investment, Ltd........................  1,264,000      185,068
    CapitaLand, Ltd....................................  2,276,500    5,842,800
#   Centurion Corp., Ltd...............................    700,000      306,375
    CH Offshore, Ltd...................................    330,000      120,750
    China Aviation Oil Singapore Corp., Ltd............    334,800      175,073
#   China Merchants Holdings Pacific, Ltd..............    310,600      225,064
    Chip Eng Seng Corp., Ltd...........................  1,670,000    1,119,442
    City Developments, Ltd.............................    390,000    2,890,669
#   Cityspring Infrastructure Trust....................    546,000      219,799
    ComfortDelGro Corp., Ltd...........................  2,057,169    4,362,237

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
SINGAPORE -- (Continued)
#   Cosco Corp. Singapore, Ltd......................... 3,258,600 $ 1,300,976
    CSC Holdings, Ltd..................................   396,000      14,254
    CSE Global, Ltd.................................... 1,652,000     713,485
    CWT, Ltd...........................................   753,000     935,046
    DBS Group Holdings, Ltd............................ 1,134,191  16,536,071
#*  Del Monte Pacific, Ltd.............................   431,000     148,063
*   Delong Holdings, Ltd...............................   207,200      34,125
    DMX Technologies Group, Ltd........................   256,000      30,391
#   Dyna-Mac Holdings, Ltd............................. 1,489,000     380,357
    Elec & Eltek International Co., Ltd................    20,000      24,860
    Eu Yan Sang International, Ltd.....................    44,400      25,494
#   Ezion Holdings, Ltd................................ 4,318,960   4,049,290
#   Ezra Holdings, Ltd................................. 2,613,640   1,022,051
#   Falcon Energy Group, Ltd........................... 1,074,000     217,943
    Far East Orchard, Ltd..............................   255,401     318,631
#   First Resources, Ltd............................... 1,247,000   1,712,789
    FJ Benjamin Holdings, Ltd..........................   527,000      62,673
    Food Empire Holdings, Ltd..........................   144,800      34,327
    Fragrance Group, Ltd............................... 1,448,000     240,953
#*  Gallant Venture, Ltd............................... 1,671,000     301,478
#   Genting Hong Kong, Ltd.............................   678,000     246,001
    Genting Singapore P.L.C............................ 2,909,000   2,319,388
#*  Geo Energy Resources, Ltd.......................... 1,097,000     165,759
    Global Logistic Properties, Ltd.................... 1,495,000   2,789,354
    Global Premium Hotels, Ltd.........................   115,840      30,358
*   Global Yellow Pages, Ltd...........................    72,500       2,304
    GMG Global, Ltd.................................... 5,413,000     255,177
    Golden Agri-Resources, Ltd......................... 6,392,569   1,982,996
    GP Industries, Ltd.................................   174,000      83,251
#   Great Eastern Holdings, Ltd........................    30,200     539,758
#   GuocoLand, Ltd.....................................   424,221     563,203
    GuocoLeisure, Ltd.................................. 1,274,000     897,658
*   Healthway Medical Corp., Ltd....................... 2,577,133      87,275
    HG Metal Manufacturing, Ltd........................   300,000      14,898
    Hi-P International, Ltd............................   525,000     273,810
    Hiap Hoe, Ltd......................................   128,000      78,324
    Hiap Seng Engineering, Ltd.........................   120,000      13,241
    Ho Bee Land, Ltd...................................   533,000     815,234
    Hong Fok Corp., Ltd................................   840,080     563,741
    Hong Leong Asia, Ltd...............................   216,000     230,002
    Hongkong Land Holdings, Ltd........................   250,000   1,851,266
    Hotel Grand Central, Ltd...........................   139,822     136,425
    Hour Glass, Ltd. (The).............................   150,000      81,256
    HTL International Holdings, Ltd....................   328,000      64,333
    HupSteel, Ltd......................................   145,000      20,949
#   Hutchison Port Holdings Trust...................... 3,277,000   2,336,691
    Hwa Hong Corp., Ltd................................   280,000      70,293
#   Hyflux, Ltd........................................ 1,274,000     896,384
    Indofood Agri Resources, Ltd....................... 1,320,000     690,122
    InnoTek, Ltd.......................................    87,000      16,422
    Innovalues, Ltd....................................   656,000     262,031
#*  Interra Resources, Ltd.............................   483,000      58,699
    IPC Corp., Ltd..................................... 1,401,000     158,151

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
SINGAPORE -- (Continued)
#   ISDN Holdings, Ltd.................................    39,000 $    6,041
    Jardine Cycle & Carriage, Ltd......................    37,838  1,181,005
#*  Jiutian Chemical Group, Ltd........................ 2,526,000    115,233
*   Jurong Technologies Industrial Corp., Ltd..........   213,200         --
    k1 Ventures, Ltd................................... 1,643,000    226,667
    Keppel Corp., Ltd..................................   466,200  2,994,197
    Keppel Infrastructure Trust........................   170,400    134,783
    Keppel Land, Ltd...................................   920,000  3,085,185
#   Keppel Telecommunications & Transportation, Ltd....   139,000    178,717
    Koh Brothers Group, Ltd............................   193,000     44,235
#   KSH Holdings, Ltd..................................    23,000      8,747
    LCD Global Investments, Ltd........................   817,400    209,650
*   Li Heng Chemical Fibre Technologies, Ltd........... 1,245,000    108,465
    Lian Beng Group, Ltd............................... 1,512,000    702,770
*   Linc Energy, Ltd...................................   478,535    205,332
#*  LionGold Corp., Ltd................................ 1,707,000     23,979
    Low Keng Huat Singapore, Ltd.......................   293,000    159,130
    Lum Chang Holdings, Ltd............................   160,000     42,031
    M1, Ltd............................................   348,000    962,216
    Marco Polo Marine, Ltd.............................   269,000     55,550
*   Mercator Lines Singapore, Ltd......................    12,000        763
    Mewah International, Inc...........................   336,000     94,065
#   Midas Holdings, Ltd................................ 2,699,600    675,523
#   Nam Cheong, Ltd.................................... 5,757,000  1,331,421
#*  Neptune Orient Lines, Ltd.......................... 2,068,000  1,541,386
    Noble Group, Ltd................................... 8,194,900  6,410,419
    NSL, Ltd...........................................    75,000     89,264
#   Olam International, Ltd............................   808,000  1,176,357
#   OSIM International, Ltd............................   622,000    889,745
    Otto Marine, Ltd...................................   577,000     17,777
    OUE Hospitality Trust..............................    81,999     56,680
#   OUE, Ltd...........................................   479,000    777,904
    Oversea-Chinese Banking Corp., Ltd................. 1,110,303  8,516,203
#   Oxley Holdings, Ltd................................   737,000    277,108
    Pan-United Corp., Ltd..............................   268,000    172,455
    Penguin International, Ltd......................... 1,543,000    261,659
#   Petra Foods, Ltd...................................   171,000    504,141
    Popular Holdings, Ltd..............................   590,000    135,172
    QAF, Ltd...........................................   313,090    231,986
#   Raffles Education Corp., Ltd....................... 1,874,667    457,722
#   Raffles Medical Group, Ltd.........................   550,000  1,612,231
    Rotary Engineering, Ltd............................   609,000    249,708
*   S I2I, Ltd......................................... 4,170,000     12,222
    San Teh, Ltd.......................................    90,400     18,581
#   SATS, Ltd.......................................... 1,239,392  2,708,912
    SBS Transit, Ltd...................................    54,000     75,118
    SembCorp Industries, Ltd...........................   860,000  2,734,749
#   SembCorp Marine, Ltd...............................   625,800  1,384,832
    Sheng Siong Group, Ltd............................. 1,279,000    684,200
    SHS Holdings, Ltd..................................   708,000    133,021
#   SIA Engineering Co., Ltd...........................    97,000    312,334
    Sim Lian Group, Ltd................................   206,794    135,136
    Sinarmas Land, Ltd................................. 3,013,000  1,443,688

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
SINGAPORE -- (Continued)
    Sing Holdings, Ltd.................................   263,000 $     66,009
    Singapore Airlines, Ltd............................   636,400    5,944,308
    Singapore Exchange, Ltd............................   439,000    2,518,506
    Singapore Post, Ltd................................ 1,759,216    2,781,105
#   Singapore Press Holdings, Ltd......................   631,000    1,924,303
    Singapore Reinsurance Corp., Ltd...................    55,000       12,840
    Singapore Shipping Corp., Ltd......................   137,000       30,299
    Singapore Technologies Engineering, Ltd............   926,000    2,296,953
    Singapore Telecommunications, Ltd.................. 3,069,350    9,243,263
#*  Sino Grandness Food Industry Group, Ltd............ 1,452,000      540,504
#   SMRT Corp., Ltd.................................... 1,275,000    1,648,088
    Stamford Land Corp., Ltd...........................   998,000      416,219
    StarHub, Ltd.......................................   231,710      715,162
    Sunningdale Tech, Ltd.............................. 1,938,000      285,919
#*  SunVic Chemical Holdings, Ltd......................   790,000      276,743
#   Super Group, Ltd...................................   887,000      726,852
#   Swiber Holdings, Ltd............................... 2,217,000      312,684
#   Swissco Holdings, Ltd..............................   620,000      211,172
    Tat Hong Holdings, Ltd.............................   696,000      379,653
    Thakral Corp., Ltd.................................   793,000       14,114
    Tiong Woon Corp. Holding, Ltd......................   465,750       79,151
    Triyards holdings, Ltd.............................   113,399       39,572
#*  TT International, Ltd..............................   330,000       37,632
    Tuan Sing Holdings, Ltd............................ 2,171,400      648,865
    UMS Holdings, Ltd.................................. 1,014,750      385,712
    United Engineers, Ltd..............................   708,304    1,588,851
#   United Envirotech, Ltd.............................   766,275      918,454
#   United Industrial Corp., Ltd.......................   692,663    1,803,574
    United Overseas Bank, Ltd..........................   791,372   13,533,068
    UOB-Kay Hian Holdings, Ltd.........................   497,218      554,117
    UOL Group, Ltd.....................................   993,588    5,287,738
    UPP Holdings, Ltd..................................   610,000      112,245
#*  Vard Holdings, Ltd................................. 1,789,000      665,859
    Venture Corp., Ltd.................................   522,000    3,134,615
    Vibrant Group, Ltd................................. 4,277,508      312,488
    Wee Hur Holdings, Ltd..............................   872,000      247,581
    Wheelock Properties Singapore, Ltd.................   186,347      258,366
    Wilmar International, Ltd..........................   873,000    2,071,795
    Wing Tai Holdings, Ltd............................. 1,411,124    1,906,973
    Yeo Hiap Seng, Ltd.................................    63,135       81,194
    YHI International, Ltd.............................    96,000       17,028
#   Yongnam Holdings, Ltd.............................. 2,376,000      313,930
                                                                  ------------
TOTAL SINGAPORE........................................            176,147,403
                                                                  ------------
SPAIN -- (2.4%)
#   Abengoa SA.........................................   123,167      393,421
    Abengoa SA Class B................................. 1,174,738    3,470,848
#   Abertis Infraestructuras SA........................   274,774    5,380,761
*   Acciona SA.........................................    76,384    5,460,225
    Acerinox SA........................................   277,206    4,126,885
    ACS Actividades de Construccion y Servicios SA.....   114,482    3,981,649
    Adveo Group International SA.......................    12,343      180,931
*   Almirall SA........................................    97,253    1,696,536

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
SPAIN -- (Continued)
#   Amadeus IT Holding SA Class A......................   207,925 $ 8,338,675
    Atresmedia Corp de Medios de Comunicacion SA.......    91,276   1,341,152
*   Azkoyen SA.........................................    14,561      34,703
    Banco Bilbao Vizcaya Argentaria SA................. 1,285,971  10,985,216
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR...   929,178   7,916,596
#   Banco de Sabadell SA............................... 5,468,176  13,818,545
*   Banco Popular......................................     6,978      29,601
    Banco Popular Espanol SA........................... 1,647,217   6,962,712
    Banco Santander SA................................. 4,603,532  30,963,670
    Banco Santander SA Sponsored ADR................... 2,261,823  15,131,596
*   Bankia SA.......................................... 2,692,207   3,521,080
    Bankinter SA....................................... 1,035,313   7,192,912
*   Baron de Ley.......................................     2,982     259,321
    Bolsas y Mercados Espanoles SA.....................   143,846   5,913,221
    CaixaBank SA....................................... 1,442,708   6,284,066
*   Caja de Ahorros del Mediterraneo...................    21,176          --
#*  Cementos Portland Valderrivas SA...................    36,737     243,760
#   Cie Automotive SA..................................    93,785   1,350,056
#   Construcciones y Auxiliar de Ferrocarriles SA......     3,772   1,268,083
    Distribuidora Internacional de Alimentacion SA.....   706,364   4,573,091
    Duro Felguera SA...................................   161,881     649,734
    Ebro Foods SA......................................   151,927   2,585,127
    Elecnor SA.........................................    10,259      94,834
    Enagas SA..........................................   241,184   7,637,705
    Ence Energia y Celulosa S.A........................   368,840   1,103,092
*   Ercros SA..........................................   127,395      59,644
    Faes Farma SA(B1PQHS6).............................   343,060     698,588
*   Faes Farma SA(BTGQBZ6).............................     9,682      19,748
    Ferrovial SA.......................................   241,798   4,796,999
*   Fluidra SA.........................................    12,607      42,499
#*  Fomento de Construcciones y Contratas SA...........   249,454   3,087,890
*   Gamesa Corp. Tecnologica SA........................   737,560   7,292,060
    Gas Natural SDG SA.................................   223,302   5,241,739
    Grifols SA.........................................    65,835   2,761,731
#   Grupo Catalana Occidente SA........................    83,944   2,400,185
#*  Grupo Ezentis SA...................................   315,524     242,408
    Iberdrola SA....................................... 5,337,091  36,838,861
    Iberpapel Gestion SA...............................     4,081      60,136
    Inditex SA.........................................   211,244   6,226,108
    Indra Sistemas SA..................................   290,319   2,965,799
*   Inmobiliaria Colonial SA...........................    19,488      13,206
*   Jazztel P.L.C......................................   390,068   5,526,448
    Mapfre SA.......................................... 1,779,323   5,989,835
*   Mediaset Espana Comunicacion SA....................   507,795   6,181,969
#   Melia Hotels International SA......................   145,111   1,666,853
#   Miquel y Costas & Miquel SA........................    17,909     620,514
*   NH Hotel Group SA..................................   282,843   1,396,423
#   Obrascon Huarte Lain SA............................   129,072   2,982,455
    Papeles y Cartones de Europa SA....................   152,586     733,444
*   Pescanova SA.......................................    22,953          --
    Prim SA............................................     5,102      36,472
#*  Promotora de Informaciones SA Class A.............. 1,597,504     423,632
#   Prosegur Cia de Seguridad SA.......................   375,317   2,087,453

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
SPAIN -- (Continued)
#*  Quabit Inmobiliaria SA.............................   284,665 $     20,532
#*  Realia Business SA.................................   191,857      132,111
    Red Electrica Corp. SA.............................    94,259    8,030,687
#   Repsol SA..........................................   468,455    8,298,567
#   Repsol SA Sponsored ADR............................   282,058    5,020,632
*   Sacyr SA...........................................   509,389    1,883,853
*   Sociedad Nacional de Industrias Apicaciones
      Celulosa Espanola SA.............................    56,486        2,346
*   Solaria Energia y Medio Ambiente SA................    34,875       29,429
    Tecnicas Reunidas SA...............................    48,462    1,884,562
*   Telecomunicaciones y Energia.......................    27,058       45,537
    Telefonica SA...................................... 1,316,154   19,736,259
    Telefonica SA Sponsored ADR........................   230,122    3,431,119
    Tubacex SA.........................................   335,238      980,671
    Tubos Reunidos SA..................................   263,648      472,168
#   Vidrala SA.........................................    26,034    1,294,548
    Viscofan SA........................................    72,210    4,177,896
*   Vocento SA.........................................    49,923       93,527
#   Zardoya Otis SA....................................   169,902    1,934,930
*   Zeltia SA..........................................   315,249    1,073,444
                                                                  ------------
TOTAL SPAIN............................................            321,825,721
                                                                  ------------
SWEDEN -- (2.9%)
    AAK AB.............................................    63,389    3,443,132
    Acando AB..........................................   136,592      221,055
    AddTech AB Class B.................................    41,559      586,699
    AF AB Class B......................................   122,572    1,877,726
    Alfa Laval AB......................................   205,142    3,810,551
#*  Arise AB...........................................     1,101        2,059
    Assa Abloy AB Class B..............................   178,776    9,763,660
    Atlas Copco AB Class A.............................   136,063    4,028,639
    Atlas Copco AB Class B.............................    78,436    2,145,315
    Atrium Ljungberg AB Class B........................    30,515      459,841
#   Avanza Bank Holding AB.............................    38,133    1,257,790
#   Axfood AB..........................................    31,318    1,900,713
#   Axis Communications AB.............................    68,999    1,847,099
    B&B Tools AB Class B...............................    46,522      795,876
#*  BE Group AB........................................    67,268       38,877
    Beijer Alma AB.....................................    14,045      338,109
    Beijer Electronics AB..............................     2,424       14,945
    Beijer Ref AB Class B..............................     6,430      104,472
    Betsson AB.........................................    91,992    3,447,352
    Bilia AB Class A...................................    78,719    2,387,409
    BillerudKorsnas AB.................................   362,354    5,500,340
    BioGaia AB Class B.................................    10,281      223,383
    Biotage AB.........................................    44,000       75,680
#   Bjoern Borg AB.....................................    24,143       67,534
    Boliden AB.........................................   579,310    9,049,824
    Bulten AB..........................................    28,392      260,958
    Bure Equity AB.....................................   111,077      519,998
    Byggmax Group AB...................................   212,572    1,410,410
    Castellum AB.......................................   271,419    4,267,882
    Catena AB..........................................       500        6,571
    Clas Ohlson AB Class B.............................    63,190      977,042

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
SWEDEN -- (Continued)
*   Cloetta AB Class B................................. 150,687 $  456,372
    Concentric AB......................................  90,995  1,162,454
*   Concordia Maritime AB Class B......................  30,791     47,215
*   CyberCom Group AB..................................  79,025     26,474
    Dios Fastigheter AB................................  45,450    341,392
    Doro AB............................................  45,747    238,892
    Duni AB............................................  78,232  1,156,556
    Electrolux AB Series B............................. 250,413  7,707,334
#   Elekta AB Class B.................................. 324,310  3,476,403
    Enea AB............................................  26,784    241,580
#*  Eniro AB........................................... 286,106    176,210
    Fabege AB.......................................... 231,134  3,155,108
    Fagerhult AB.......................................   8,022    132,721
*   Fastighets AB Balder...............................  62,434    902,897
#*  Fenix Outdoor International AG.....................     890     43,972
    Getinge AB Class B................................. 338,947  8,354,189
    Gunnebo AB......................................... 126,750    616,834
    Haldex AB.......................................... 242,138  3,269,661
    Hennes & Mauritz AB Class B........................ 227,333  9,351,738
    Hexagon AB Class B................................. 207,217  6,561,113
    Hexpol AB..........................................  42,095  4,223,218
    HIQ International AB............................... 150,838    780,631
    Holmen AB Class B..................................  96,557  3,483,873
    Hufvudstaden AB Class A............................  68,416    896,144
    Husqvarna AB Class A............................... 104,942    732,364
    Husqvarna AB Class B............................... 693,330  4,815,295
#   ICA Gruppen AB..................................... 128,590  4,940,611
    Industrial & Financial Systems Class B.............  35,105  1,080,879
    Indutrade AB.......................................  43,630  1,775,819
    Intrum Justitia AB................................. 158,115  4,207,694
    JM AB.............................................. 235,214  7,742,252
    KappAhl AB......................................... 179,749    905,094
#*  Karolinska Development AB Class B..................   2,619      3,758
    Klovern AB Class A.................................  44,484     46,362
*   Klovern AB Class B................................. 444,835    443,534
    KNOW IT AB.........................................  27,286    160,385
    Kungsleden AB...................................... 219,775  1,683,628
    Lagercrantz AB Class B.............................  27,650    483,603
*   Lindab International AB............................ 136,897  1,133,515
    Loomis AB Class B.................................. 157,307  4,654,468
*   Lundin Petroleum AB................................ 230,339  2,988,201
    Meda AB Class A.................................... 501,267  7,059,879
#*  Medivir AB Class B.................................  91,263  1,081,811
    Mekonomen AB.......................................  50,786  1,192,971
    Millicom International Cellular SA.................  63,720  4,063,457
    Modern Times Group AB Class B......................  88,231  2,497,096
    MQ Holding AB......................................   8,927     38,731
#   Mycronic AB........................................ 226,667    792,162
    NCC AB Class A.....................................   7,059    228,469
    NCC AB Class B..................................... 205,680  6,650,532
    Nederman Holding AB................................     402      7,629
    Net Entertainment NE AB............................  45,742  1,449,333
*   Net Insight AB Class B............................. 597,227    264,864

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
SWEDEN -- (Continued)
#   New Wave Group AB Class B..........................   125,715 $   665,215
    Nibe Industrier AB Class B.........................   163,370   4,149,961
    Nobia AB...........................................   295,097   2,558,269
    Nolato AB Class B..................................    90,643   2,175,056
    Nordea Bank AB..................................... 1,602,244  20,341,710
#   Nordnet AB Class B.................................   203,287     681,320
    OEM International AB Class B.......................     9,558     124,016
#   Oriflame Cosmetics SA..............................    19,657     263,120
*   PA Resources AB....................................         1          --
    Peab AB............................................   398,217   2,864,048
#*  Pricer AB Class B..................................   171,573     157,226
    Proact IT Group AB.................................     5,666      57,391
    Proffice AB Class B................................   116,223     280,770
#*  Qliro Group AB.....................................    71,748     138,420
    Ratos AB Class B...................................   259,230   1,619,634
#*  RaySearch Laboratories AB..........................    20,642     133,982
*   Rezidor Hotel Group AB.............................   140,000     525,539
*   rnb Retail and Brands AB...........................    18,260      30,863
    Saab AB Class B....................................   147,599   3,592,922
    Sagax AB Class B...................................     3,620      24,012
    Sandvik AB.........................................   695,476   7,300,124
#*  SAS AB.............................................   570,845   1,141,964
    Securitas AB Class B...............................   594,373   7,244,759
    Semcon AB..........................................    26,134     164,180
    Skandinaviska Enskilda Banken AB Class A...........   652,289   7,854,600
#   Skandinaviska Enskilda Banken AB Class C...........     9,106     113,271
    Skanska AB Class B.................................   451,242  10,001,427
    SKF AB Class A.....................................     5,419     128,006
    SKF AB Class B.....................................   265,064   6,248,056
    SkiStar AB.........................................    32,266     329,737
#*  SSAB AB Class A(B17H0S8)...........................   243,712   1,183,560
#*  SSAB AB Class A(BPRBWK4)...........................    89,315     434,352
*   SSAB AB Class B(B17H3F6)...........................   200,757     863,981
*   SSAB AB Class B(BPRBWM6)...........................   227,995     986,147
    Svenska Cellulosa AB Class A.......................    18,066     436,187
    Svenska Cellulosa AB Class B.......................   644,333  15,531,075
    Svenska Handelsbanken AB Class A...................   264,227  12,512,192
    Svenska Handelsbanken AB Class B...................     7,412     345,481
    Sweco AB Class B...................................    24,249     323,645
    Swedbank AB Class A................................   517,918  12,528,874
    Swedish Match AB...................................   183,877   5,986,469
*   Swedish Orphan Biovitrum AB........................   214,386   2,247,160
    Systemair AB.......................................     3,166      38,670
    Tele2 AB Class B...................................   893,419  10,107,043
    Telefonaktiebolaget LM Ericsson Class A............    49,162     575,191
    Telefonaktiebolaget LM Ericsson Class B............   921,723  11,175,205
    Telefonaktiebolaget LM Ericsson Sponsored ADR......   530,387   6,433,594
    TeliaSonera AB..................................... 1,975,101  12,170,098
#   TradeDoubler AB....................................    63,660      73,137
*   Transcom Worldwide AB..............................     1,110       7,579
    Transmode AB.......................................     1,153       9,966
    Trelleborg AB Class B..............................   444,756   8,043,423
    Unibet Group P.L.C.................................    58,500   3,483,866

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
SWEDEN -- (Continued)
    Vitrolife AB.......................................    27,495 $    585,515
    Volvo AB Class A...................................   184,822    2,176,193
    Volvo AB Class B...................................   871,580   10,203,794
    Volvo AB Sponsored ADR.............................    68,480      801,901
    Wallenstam AB Class B..............................   146,881    2,431,678
    Wihlborgs Fastigheter AB...........................    81,629    1,597,654
                                                                  ------------
TOTAL SWEDEN...........................................            384,961,546
                                                                  ------------
SWITZERLAND -- (6.5%)
    ABB, Ltd........................................... 1,383,312   26,595,845
#   ABB, Ltd. Sponsored ADR............................   433,304    8,293,439
    Actelion, Ltd......................................    98,185   10,845,563
    Adecco SA..........................................   188,943   14,114,708
    AFG Arbonia-Forster Holding AG.....................    33,731      605,105
    Allreal Holding AG.................................    24,020    3,776,545
    Alpiq Holding AG...................................     3,183      224,918
    ALSO Holding AG....................................       635       34,612
    ams AG.............................................    97,981    3,835,108
    APG SGA SA.........................................     1,720      556,211
    Aryzta AG..........................................   162,775   12,203,141
    Ascom Holding AG...................................   106,384    1,638,517
    Autoneum Holding AG................................    11,757    1,967,821
    Bachem Holding AG Class B..........................     6,084      283,988
    Baloise Holding AG.................................    85,176   11,087,121
    Bank Coop AG.......................................     6,201      274,309
    Banque Cantonale de Geneve.........................     1,136      269,170
    Banque Cantonale Vaudoise..........................     4,795    2,797,698
#   Barry Callebaut AG.................................     2,761    2,753,016
#   Basler Kantonalbank................................     6,402      442,729
    Belimo Holding AG..................................       412      953,070
    Bell AG............................................       110      265,518
#   Bellevue Group AG..................................    11,759      192,739
#   Berner Kantonalbank AG.............................     6,092    1,198,525
    BKW AG.............................................    12,459      372,259
    Bobst Group SA.....................................    21,127      644,462
    Bossard Holding AG Class A.........................    16,087    1,665,743
    Bucher Industries AG...............................    17,057    4,184,638
    Burckhardt Compression Holding AG..................     3,341    1,033,466
    Burkhalter Holding AG..............................     6,332      671,226
    Carlo Gavazzi Holding AG...........................       221       47,858
    Cham Paper Holding AG..............................         5        1,266
*   Charles Voegele Holding AG.........................    23,145      331,549
    Chocoladefabriken Lindt & Sprungli AG..............        32    2,015,839
    Cie Financiere Richemont SA........................   256,258   21,289,426
    Cie Financiere Tradition SA........................     1,907       85,968
    Clariant AG........................................   929,297   14,930,335
    Coltene Holding AG.................................     8,129      549,631
    Conzzeta AG........................................       193      625,972
    Credit Suisse Group AG............................. 1,094,024   23,035,598
#   Credit Suisse Group AG Sponsored ADR...............   411,921    8,666,818
    Daetwyler Holding AG...............................    10,895    1,299,731
    DKSH Holding AG....................................    31,053    2,357,335
    Dottikon Es Holding AG.............................        89       19,065

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
SWITZERLAND -- (Continued)
*   Dufry AG...........................................    48,678 $  7,150,908
    Edmond de Rothschild Suisse SA.....................        10      152,410
    EFG International AG...............................   100,094    1,080,129
    Emmi AG............................................     4,881    1,593,970
    EMS-Chemie Holding AG..............................     9,007    3,479,442
    Energiedienst Holding AG...........................     8,178      248,932
*   Evolva Holding SA..................................    28,548       44,654
    Feintool International Holding AG..................       763       72,595
    Flughafen Zuerich AG...............................     9,561    6,509,245
    Forbo Holding AG...................................     2,745    2,654,178
    Galenica AG........................................     7,848    6,306,423
    GAM Holding AG.....................................   397,514    7,024,927
    Gategroup Holding AG...............................    73,044    2,027,331
    Geberit AG.........................................    26,838    9,169,049
    Georg Fischer AG...................................    11,235    6,737,300
    Givaudan SA........................................     5,576   10,164,072
    Gurit Holding AG...................................     1,126      402,990
    Helvetia Holding AG................................    13,678    6,977,027
    Holcim, Ltd........................................   179,086   12,520,416
    Huber & Suhner AG..................................    18,253      812,565
    Implenia AG........................................    27,166    1,485,876
#   Inficon Holding AG.................................     3,479    1,166,770
    Interroll Holding AG...............................       877      447,356
    Intershop Holdings AG..............................     2,308      929,657
    Julius Baer Group, Ltd.............................   354,366   14,417,071
    Kaba Holding AG Class B............................     6,667    3,350,863
    Kardex AG..........................................    19,185      917,665
    Komax Holding AG...................................    10,610    1,597,272
    Kudelski SA........................................   119,420    1,367,916
    Kuehne + Nagel International AG....................    24,840    3,419,332
    Kuoni Reisen Holding AG............................     8,026    2,694,300
    LEM Holding SA.....................................     2,555    1,962,967
    Liechtensteinische Landesbank AG...................     3,854      163,281
*   LifeWatch AG.......................................    16,366      233,196
    Logitech International SA(B18ZRK2).................   239,948    3,528,250
#   Logitech International SA(H50430232)...............    69,478    1,015,074
    Lonza Group AG.....................................   109,076   12,918,548
#   Luzerner Kantonalbank AG...........................     4,966    1,898,763
    MCH Group AG.......................................        56        3,659
    Metall Zug AG......................................       214      522,552
#*  Meyer Burger Technology AG.........................   144,430      895,965
    Micronas Semiconductor Holding AG..................    75,160      449,086
    Mikron Holding AG..................................    48,480      355,503
*   Mobilezone Holding AG..............................    59,096      707,559
    Mobimo Holding AG..................................    12,566    2,902,297
#*  Myriad Group AG....................................    16,690       71,834
    Nestle SA.......................................... 2,133,314  162,923,239
    Novartis AG........................................   326,834   31,850,862
    Novartis AG ADR....................................   797,913   77,716,726
    OC Oerlikon Corp. AG...............................   421,645    4,796,054
*   Orascom Development Holding AG.....................    13,644      234,661
#*  Orell Fuessli Holding AG...........................       435       40,041
    Orior AG...........................................     7,071      412,006

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
SWITZERLAND -- (Continued)
    Panalpina Welttransport Holding AG.................    12,099 $ 1,481,499
    Partners Group Holding AG..........................    18,333   4,906,279
    Phoenix Mecano AG..................................     1,116     501,003
    PSP Swiss Property AG..............................    23,821   2,458,858
    Rieter Holding AG..................................    10,103   1,465,342
    Roche Holding AG(7108918)..........................     4,641   1,273,128
    Roche Holding AG(7110388)..........................   154,681  41,689,218
    Romande Energie Holding SA.........................       357     376,835
    Schaffner Holding AG...............................       509     142,742
    Schindler Holding AG...............................     7,522   1,095,322
*   Schmolz + Bickenbach AG............................ 1,255,167   1,118,456
    Schweiter Technologies AG..........................     1,863   1,428,598
    SGS SA.............................................     2,519   4,778,275
    Siegfried Holding AG...............................    10,383   1,729,900
    Sika AG............................................     3,111  10,684,727
    Sonova Holding AG..................................    19,621   2,577,741
    St Galler Kantonalbank AG..........................     4,374   1,661,042
    Straumann Holding AG...............................     6,229   1,407,008
    Sulzer AG..........................................    36,758   3,891,945
    Swatch Group AG (The)(7184725).....................    24,577   9,774,619
    Swatch Group AG (The)(7184736).....................    33,505   2,463,025
    Swiss Life Holding AG..............................    59,485  13,274,284
    Swiss Re AG........................................   356,187  32,130,701
    Swisscom AG........................................    11,681   6,848,783
    Swisscom AG Sponsored ADR..........................     5,100     299,931
    Swissquote Group Holding SA........................    20,759     540,323
    Syngenta AG........................................    86,410  28,146,650
    Syngenta AG ADR....................................   180,960  11,776,877
    Tamedia AG.........................................     2,226     305,093
    Tecan Group AG.....................................     8,679     875,825
    Temenos Group AG...................................   108,438   3,300,521
*   Tornos Holding AG..................................    12,446      56,776
    U-Blox AG..........................................    12,987   1,856,872
    UBS Group AG(BRJL176).............................. 1,186,463  19,886,370
*   UBS Group AG(H42097107)............................   285,193   4,757,019
*   Valartis Group AG..................................     9,003     148,766
    Valiant Holding AG.................................    20,035   1,634,942
    Valora Holding AG..................................     6,635   1,605,332
    Vaudoise Assurances Holding SA Class B.............     1,393     655,460
    Vetropack Holding AG...............................       364     528,302
*   Von Roll Holding AG................................    80,625     114,121
    Vontobel Holding AG................................    49,554   1,656,499
    VP Bank AG.........................................     4,808     387,963
    Walliser Kantonalbank..............................       173     132,378
*   Walter Meier AG....................................     3,375     155,029
    Ypsomed Holding AG.................................     3,145     285,836
    Zehnder Group AG...................................    15,848     691,011
*   Zueblin Immobilien Holding AG......................    38,248      47,448
    Zug Estates Holding AG.............................       189     264,230
    Zuger Kantonalbank AG..............................       131     634,937

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
SWITZERLAND -- (Continued)
    Zurich Insurance Group AG..........................   104,843 $ 34,763,652
                                                                  ------------
TOTAL SWITZERLAND......................................            876,229,858
                                                                  ------------
UNITED KINGDOM -- (17.3%)
    4imprint Group P.L.C...............................     1,908       25,341
    888 Holdings P.L.C.................................   565,652    1,199,655
    A.G.BARR P.L.C.....................................    92,243      876,544
    Aberdeen Asset Management P.L.C.................... 1,583,279   10,393,158
    Acacia Mining P.L.C................................   280,421    1,191,312
    Acal P.L.C.........................................    26,297      101,866
    Admiral Group P.L.C................................   222,743    4,845,653
#*  Afren P.L.C........................................ 2,504,224      201,670
*   Aga Rangemaster Group P.L.C........................    77,421      119,773
    Aggreko P.L.C......................................   529,311   12,344,612
    Air Partner P.L.C..................................     2,004        8,988
    Alent P.L.C........................................   538,337    2,956,447
*   Alizyme P.L.C......................................    42,517           --
    Alumasc Group P.L.C. (The).........................     8,807       15,830
    Amec Foster Wheeler P.L.C..........................   558,730    6,680,317
    Amlin P.L.C........................................ 1,115,211    8,171,483
    Anglo American P.L.C............................... 1,365,957   22,816,421
    Anglo Pacific Group P.L.C..........................    64,571       82,215
    Anglo-Eastern Plantations P.L.C....................     8,036       69,312
    Anite P.L.C........................................   419,303      515,013
    Antofagasta P.L.C..................................   654,822    6,384,604
    ARM Holdings P.L.C.................................    12,223      190,501
    ARM Holdings P.L.C. Sponsored ADR..................   123,230    5,772,093
#   Ashmore Group P.L.C................................   686,250    2,887,971
    Ashtead Group P.L.C................................   725,287   11,802,238
    Associated British Foods P.L.C.....................   248,435   11,586,316
    AstraZeneca P.L.C..................................     5,511      392,303
    AstraZeneca P.L.C. Sponsored ADR...................   493,171   35,034,868
    Aveva Group P.L.C..................................    30,741      607,453
    Aviva P.L.C........................................ 3,632,620   28,820,790
#   Aviva P.L.C. Sponsored ADR.........................    25,627      407,213
    Avon Rubber P.L.C..................................    10,350      123,665
    Babcock International Group P.L.C..................   568,918    8,602,868
    BAE Systems P.L.C.................................. 2,545,511   19,377,993
    Balfour Beatty P.L.C............................... 1,281,825    4,280,123
    Bank of Georgia Holdings P.L.C.....................    40,818    1,246,125
    Barclays P.L.C.....................................   232,580      816,827
    Barclays P.L.C. Sponsored ADR...................... 2,018,783   28,343,713
    Barratt Developments P.L.C......................... 2,093,316   14,409,293
    BBA Aviation P.L.C.................................   978,272    4,989,053
    Beazley P.L.C...................................... 1,256,680    5,444,672
    Bellway P.L.C......................................   267,912    7,334,231
    Berendsen P.L.C....................................   537,949    9,002,793
    Berkeley Group Holdings P.L.C......................   221,506    8,074,063
    Betfair Group P.L.C................................    38,006      919,004
    BG Group P.L.C..................................... 2,591,251   34,561,772
    BG Group P.L.C. Sponsored ADR......................   132,471    1,802,268
    BHP Billiton P.L.C.................................   389,565    8,461,557
#   BHP Billiton P.L.C. ADR............................   640,567   27,986,372

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
UNITED KINGDOM -- (Continued)
    Bloomsbury Publishing P.L.C........................    58,768 $   131,266
    Bodycote P.L.C.....................................   553,838   5,663,288
    Booker Group P.L.C................................. 1,701,009   3,818,537
    Boot Henry P.L.C...................................    54,535     172,464
    Bovis Homes Group P.L.C............................   259,007   3,233,323
    BP P.L.C...........................................    82,666     531,049
    BP P.L.C. Sponsored ADR............................ 2,103,801  81,690,590
    Braemar Shipping Services P.L.C....................    13,650      95,423
    Brammer P.L.C......................................    43,837     227,629
    Brewin Dolphin Holdings P.L.C......................   546,549   2,403,050
    British American Tobacco P.L.C.....................   150,314   8,480,118
#   British American Tobacco P.L.C. Sponsored ADR......   131,384  14,800,408
    British Polythene Industries P.L.C.................    30,441     294,382
    Britvic P.L.C......................................   463,668   4,906,881
    BT Group P.L.C.....................................   456,575   2,864,391
#   BT Group P.L.C. Sponsored ADR......................   136,982   8,599,730
*   BTG P.L.C..........................................   388,959   4,621,291
    Bunzl P.L.C........................................   261,854   7,459,413
    Burberry Group P.L.C...............................   328,876   8,544,019
#   Bwin.Party Digital Entertainment P.L.C............. 1,220,016   1,955,985
    Cable & Wireless Communications P.L.C.............. 7,309,582   5,487,983
*   Cairn Energy P.L.C.................................   144,231     415,674
    Cape P.L.C.........................................   287,885     904,601
    Capita P.L.C.......................................   310,687   5,217,535
    Capital & Counties Properties P.L.C................   212,800   1,229,797
    Capital & Regional P.L.C...........................   398,343     320,036
    Carclo P.L.C.......................................    21,100      32,462
    Carillion P.L.C....................................   953,087   4,895,314
    Carnival P.L.C.....................................    43,538   1,949,246
    Carnival P.L.C. ADR................................   138,242   6,160,064
    Carr's Milling Industries P.L.C....................    26,720      56,890
    Castings P.L.C.....................................    57,646     333,510
    Catlin Group, Ltd..................................   778,570   8,165,680
    Centamin P.L.C..................................... 2,257,149   2,280,257
#   Centaur Media P.L.C................................    79,311      76,434
    Centrica P.L.C..................................... 4,336,693  19,137,939
    Charles Stanley Group P.L.C........................     6,583      32,902
    Charles Taylor P.L.C...............................    11,746      43,136
    Chemring Group P.L.C...............................   508,367   1,653,672
    Chesnara P.L.C.....................................   194,104   1,027,469
    Chime Communications P.L.C.........................    37,972     144,746
    Cineworld Group P.L.C..............................   343,622   2,190,238
    Clarkson P.L.C.....................................     3,333      94,309
    Close Brothers Group P.L.C.........................   302,437   6,901,326
    Cobham P.L.C....................................... 1,969,138   9,652,481
    Coca-Cola HBC AG...................................   292,009   4,693,376
*   Colt Group SA......................................   734,079   1,464,823
    Communisis P.L.C...................................   169,076     139,953
    Compass Group P.L.C................................   784,979  13,533,940
    Computacenter P.L.C................................   181,186   1,761,214
    Connect Group P.L.C................................   323,333     688,332
    Consort Medical P.L.C..............................    71,965     916,927
    Costain Group P.L.C................................    40,453     174,877

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
UNITED KINGDOM -- (Continued)
    Cranswick P.L.C....................................    93,201 $ 1,834,884
    Creston P.L.C......................................    18,283      34,264
    Croda International P.L.C..........................   242,577   9,687,642
    CSR P.L.C..........................................   304,746   3,904,541
    Daily Mail & General Trust P.L.C...................   478,411   6,197,705
    Dairy Crest Group P.L.C............................   329,498   2,423,695
    Darty P.L.C........................................   303,760     309,369
    DCC P.L.C..........................................   160,830   8,521,627
    De La Rue P.L.C....................................    91,207     709,570
    Debenhams P.L.C.................................... 2,479,269   2,797,161
    Dechra Pharmaceuticals P.L.C.......................   166,185   2,168,583
    Development Securities P.L.C.......................   222,296     807,755
    Devro P.L.C........................................   460,865   1,950,540
    Diageo P.L.C.......................................    41,007   1,213,833
    Diageo P.L.C. Sponsored ADR........................   108,334  12,797,495
#   Dialight P.L.C.....................................     7,633      80,617
    Dignity P.L.C......................................    68,544   1,919,815
    Diploma P.L.C......................................   257,579   2,952,899
    Direct Line Insurance Group P.L.C.................. 2,014,038   9,445,152
    Dixons Carphone P.L.C.............................. 1,729,259  11,300,829
    Domino Printing Sciences P.L.C.....................   205,671   2,109,536
    Domino's Pizza Group P.L.C.........................   191,782   1,941,486
    Drax Group P.L.C...................................   785,326   4,261,144
    DS Smith P.L.C..................................... 2,621,836  12,469,930
    Dunelm Group P.L.C.................................    54,067     714,956
*   Dyson Group P.L.C..................................     3,999          78
    E2V Technologies P.L.C.............................    83,076     234,525
    easyJet P.L.C......................................   250,261   6,978,007
    Electrocomponents P.L.C............................ 1,354,983   4,163,405
    Elementis P.L.C.................................... 1,428,752   5,931,849
*   EnQuest P.L.C...................................... 1,559,458     797,789
*   Enterprise Inns P.L.C.............................. 1,150,115   1,785,630
    Essentra P.L.C.....................................   595,124   7,409,777
    Euromoney Institutional Investor P.L.C.............    45,920     740,091
#   Evraz P.L.C........................................   647,670   1,657,481
    Experian P.L.C.....................................   649,703  11,448,443
    Fenner P.L.C.......................................   419,492   1,164,886
    Ferrexpo P.L.C.....................................   413,055     311,491
    Fidessa Group P.L.C................................    46,570   1,679,779
*   Findel P.L.C.......................................    63,044     200,169
*   Firstgroup P.L.C................................... 2,549,551   3,805,034
*   Fortune Oil P.L.C..................................   691,662     102,233
    Fresnillo P.L.C....................................   208,368   2,814,529
    Friends Life Group, Ltd............................ 2,686,041  16,062,191
    Fuller Smith & Turner..............................    40,964     603,907
    Future P.L.C.......................................   361,156      58,623
    G4S P.L.C.......................................... 3,206,623  13,740,743
    Galliford Try P.L.C................................   171,095   3,387,979
    Games Workshop Group P.L.C.........................     7,668      56,971
*   Gem Diamonds, Ltd..................................   299,479     636,802
    Genus P.L.C........................................    93,851   1,728,620
    GKN P.L.C.......................................... 2,970,163  16,403,708
    GlaxoSmithKline P.L.C..............................   104,687   2,305,074

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
UNITED KINGDOM -- (Continued)
#   GlaxoSmithKline P.L.C. Sponsored ADR...............   496,541 $21,847,804
    Glencore P.L.C..................................... 4,070,807  15,178,335
    Go-Ahead Group P.L.C...............................    72,942   2,708,448
    Goodwin P.L.C......................................        40       1,733
    Grafton Group P.L.C................................   375,069   3,774,736
    Greencore Group P.L.C.............................. 1,352,819   6,274,258
#   Greene King P.L.C..................................   522,561   6,602,397
    Greggs P.L.C.......................................   323,314   3,993,370
*   Guinness Peat Group P.L.C..........................    52,296      17,473
    Halfords Group P.L.C...............................   658,396   4,392,768
    Halma P.L.C........................................   965,315  10,100,693
    Hargreaves Lansdown P.L.C..........................   217,724   3,300,395
    Harvey Nash Group P.L.C............................    28,747      34,328
    Hays P.L.C......................................... 2,510,554   5,850,074
    Headlam Group P.L.C................................   100,890     682,530
    Helical Bar P.L.C..................................   216,470   1,243,134
    Henderson Group P.L.C.............................. 2,260,561   8,058,338
    Hikma Pharmaceuticals P.L.C........................   287,659  10,192,965
    Hill & Smith Holdings P.L.C........................   168,994   1,548,028
    Hilton Food Group P.L.C............................     1,517       8,957
    Hiscox, Ltd........................................   568,445   6,278,797
*   Hochschild Mining P.L.C............................   262,443     357,969
    Hogg Robinson Group P.L.C..........................   124,869      84,960
    Home Retail Group P.L.C............................ 1,849,663   5,342,686
    Homeserve P.L.C....................................   618,302   3,130,992
*   Hornby P.L.C.......................................    20,303      23,810
    Howden Joinery Group P.L.C......................... 1,290,722   8,236,808
#   HSBC Holdings P.L.C. Sponsored ADR................. 1,680,335  76,824,916
    Hunting P.L.C......................................   255,619   1,521,762
    Huntsworth P.L.C...................................   265,818     181,396
    ICAP P.L.C......................................... 1,340,264   9,411,390
    IG Group Holdings P.L.C............................   967,620  10,499,212
#*  Imagination Technologies Group P.L.C...............   418,297   1,540,818
    IMI P.L.C..........................................   255,154   4,885,982
    Imperial Tobacco Group P.L.C.......................   337,831  15,867,576
    Imperial Tobacco Group P.L.C. ADR..................    12,593   1,176,438
    Inchcape P.L.C.....................................   908,486   9,489,958
*   Indivior P.L.C.....................................   120,701     316,332
    Informa P.L.C...................................... 1,733,855  13,331,556
    Inmarsat P.L.C.....................................   998,073  12,506,141
    Innovation Group P.L.C............................. 1,487,036     654,395
    InterContinental Hotels Group P.L.C................   145,435   5,799,615
#   InterContinental Hotels Group P.L.C. ADR...........    82,615   3,284,772
#*  International Consolidated Airlines Group
      SA(B5282K0)......................................   275,021   2,243,963
*   International Consolidated Airlines Group
      SA(B5M6XQ7)...................................... 1,452,029  11,828,496
*   International Consolidated Airlines Group SA
      Sponsored ADR....................................    11,890     481,545
*   International Ferro Metals, Ltd....................    20,587       1,248
    Interserve P.L.C...................................   332,347   2,669,470
    Intertek Group P.L.C...............................   299,078  10,300,546
    Investec P.L.C.....................................   961,083   8,075,241
*   IP Group P.L.C.....................................   157,693     557,218
    ITE Group P.L.C....................................   311,955     613,557
    ITV P.L.C.......................................... 2,958,608   9,791,572

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
UNITED KINGDOM -- (Continued)
    J Sainsbury P.L.C..................................  2,585,765 $ 9,908,678
    James Fisher & Sons P.L.C..........................     77,892   1,290,180
    Jardine Lloyd Thompson Group P.L.C.................    145,930   2,073,410
    JD Sports Fashion P.L.C............................     77,870     588,010
    JD Wetherspoon P.L.C...............................    238,105   2,834,054
#*  JKX Oil & Gas P.L.C................................    132,334      25,429
    John Menzies P.L.C.................................     54,405     304,476
    John Wood Group P.L.C..............................    668,488   5,741,915
    Johnson Matthey P.L.C..............................    270,644  13,240,102
*   Johnston Press P.L.C...............................     29,137      73,114
    Jupiter Fund Management P.L.C......................    898,448   5,110,649
*   KAZ Minerals P.L.C.................................    535,840   1,615,209
    Kcom Group P.L.C...................................  1,163,693   1,448,497
    Keller Group P.L.C.................................    165,417   2,214,457
    Kier Group P.L.C...................................     82,157   1,934,017
    Kingfisher P.L.C...................................  1,822,314   9,374,280
    Ladbrokes P.L.C....................................  1,595,220   2,779,185
    Laird P.L.C........................................    579,630   2,778,743
*   Lamprell P.L.C.....................................    633,715   1,034,732
    Lancashire Holdings, Ltd...........................    390,611   3,582,052
    Latchways P.L.C....................................      2,464      26,841
    Laura Ashley Holdings P.L.C........................    224,765     100,641
    Lavendon Group P.L.C...............................    171,083     407,061
    Legal & General Group P.L.C........................  4,866,129  19,542,970
*   Liberty Global P.L.C. Class A......................     27,450   1,282,462
*   Liberty Global P.L.C. Series C.....................     67,723   3,087,478
*   Lloyds Banking Group P.L.C......................... 53,682,194  59,469,879
#*  Lloyds Banking Group P.L.C. ADR....................  1,257,283   5,519,472
    London Stock Exchange Group P.L.C..................    377,424  13,401,095
*   Lonmin P.L.C.......................................  1,006,455   2,464,911
    Lookers P.L.C......................................    408,887     919,185
    Low & Bonar P.L.C..................................    135,064     104,115
    LSL Property Services P.L.C........................     17,023      70,795
    Man Group P.L.C....................................  3,430,021   9,234,112
    Management Consulting Group P.L.C..................    265,588      60,112
    Marks & Spencer Group P.L.C........................  1,150,560   8,363,570
    Marshalls P.L.C....................................    112,011     411,726
    Marston's P.L.C....................................  1,170,205   2,581,391
    McBride P.L.C......................................    279,529     338,434
    Mears Group P.L.C..................................    104,448     653,555
#*  Mecom Group P.L.C..................................    191,097     439,653
    Meggitt P.L.C......................................  1,739,088  14,058,590
    Melrose Industries P.L.C...........................  1,870,657   7,446,546
    Michael Page International P.L.C...................    449,971   3,148,673
    Micro Focus International P.L.C....................    180,058   2,853,057
    Millennium & Copthorne Hotels P.L.C................    354,328   3,072,862
*   Mitchells & Butlers P.L.C..........................    464,018   2,967,967
    Mitie Group P.L.C..................................  1,393,382   5,660,071
    MJ Gleeson P.L.C...................................     19,478     106,177
    Mondi P.L.C........................................    693,541  12,371,986
    Moneysupermarket.com Group P.L.C...................    570,760   2,253,146
    Morgan Advanced Materials P.L.C....................    792,262   3,617,300
    Morgan Sindall Group P.L.C.........................     54,102     542,910

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
UNITED KINGDOM -- (Continued)
#*  Mothercare P.L.C...................................   272,304 $   734,073
    N Brown Group P.L.C................................   269,894   1,748,655
    National Express Group P.L.C....................... 1,034,593   3,968,521
    National Grid P.L.C................................    14,459     203,279
    National Grid P.L.C. Sponsored ADR.................   162,813  11,452,265
    NCC Group P.L.C....................................    69,991     237,666
#*  New World Resources P.L.C. Class A.................    46,188         887
    Next P.L.C.........................................    72,441   7,872,024
    Northgate P.L.C....................................   318,078   2,956,753
    Novae Group P.L.C..................................    79,571     717,991
*   Ocado Group P.L.C..................................     9,687      59,702
    Old Mutual P.L.C................................... 4,580,580  14,290,811
*   Optos P.L.C........................................     8,716      32,984
*   Oxford Biomedica P.L.C.............................   164,084      17,327
    Oxford Instruments P.L.C...........................    56,289     629,327
    Pace P.L.C......................................... 1,040,808   5,223,398
    PayPoint P.L.C.....................................    32,181     401,297
    Pearson P.L.C......................................    31,107     631,154
#   Pearson P.L.C. Sponsored ADR.......................   575,900  11,667,734
    Pendragon P.L.C....................................   525,892     282,177
#   Pennon Group P.L.C.................................   631,153   8,436,718
    Persimmon P.L.C....................................   538,565  12,892,674
*   Petra Diamonds, Ltd................................   423,803     977,169
#   Petrofac, Ltd......................................   395,612   4,191,348
#*  Petropavlovsk P.L.C................................   304,494      61,929
    Phoenix Group Holdings.............................   292,366   3,682,226
    Phoenix IT Group P.L.C.............................    33,310      70,609
    Photo-Me International P.L.C.......................   796,592   1,626,400
    Playtech P.L.C.....................................   172,754   1,758,321
    Premier Farnell P.L.C..............................   578,323   1,470,273
*   Premier Foods P.L.C................................ 1,328,484     864,435
    Premier Oil P.L.C.................................. 1,066,992   2,313,334
#   Prudential P.L.C. ADR..............................   583,858  28,340,467
*   Puma Brandenburg, Ltd..............................     9,000          --
*   Puma Brandenburg, Ltd. A Shares....................     9,000          --
*   Punch Taverns P.L.C................................    44,189      72,819
*   PV Crystalox Solar P.L.C...........................    60,126       9,376
    PZ Cussons P.L.C...................................   347,414   1,647,205
    QinetiQ Group P.L.C................................ 1,819,751   5,113,361
*   Quintain Estates & Development P.L.C............... 1,296,351   1,878,069
    Randgold Resources, Ltd............................    99,350   8,527,180
    Rank Group P.L.C...................................    20,290      53,628
*   Raven Russia, Ltd..................................   105,831      59,316
    REA Holdings P.L.C.................................    11,361      56,270
    Reckitt Benckiser Group P.L.C......................   122,222  10,344,242
    Redrow P.L.C.......................................   537,125   2,278,234
    Reed Elsevier P.L.C................................   344,671   5,983,839
#   Reed Elsevier P.L.C. Sponsored ADR.................    43,964   3,055,497
    Regus P.L.C........................................ 1,661,126   5,050,329
    Renishaw P.L.C.....................................    50,093   1,745,715
    Rentokil Initial P.L.C............................. 2,571,801   4,682,219
    Restaurant Group P.L.C. (The)......................   358,623   3,869,541
    Rexam P.L.C........................................ 1,689,266  10,794,874

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
UNITED KINGDOM -- (Continued)
    Ricardo P.L.C......................................    49,742 $   500,790
    Rightmove P.L.C....................................   137,985   4,820,441
    Rio Tinto P.L.C....................................   110,323   4,847,921
#   Rio Tinto P.L.C. Sponsored ADR.....................   934,161  41,224,525
    RM P.L.C...........................................    27,965      65,581
    Robert Walters P.L.C...............................    93,972     473,869
    Rolls-Royce Holdings P.L.C.........................   913,655  12,206,453
    Rotork P.L.C.......................................   146,896   5,077,975
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR..   573,434   6,227,493
#   Royal Dutch Shell P.L.C.(B03MM73).................. 1,361,684  87,134,159
    Royal Dutch Shell P.L.C.(B03MLX2)..................    11,949     364,153
    Royal Dutch Shell P.L.C.(B03MM40)..................    62,822   1,988,942
#   Royal Dutch Shell P.L.C. ADR.......................   559,021  34,351,840
    Royal Mail P.L.C...................................   173,647   1,134,984
    RPC Group P.L.C....................................   605,154   4,926,156
    RPS Group P.L.C....................................   374,968   1,027,687
*   RSA Insurance Group P.L.C.......................... 1,760,750  12,014,966
    S&U P.L.C..........................................     2,442      75,845
    SABMiller P.L.C....................................   158,354   8,624,943
    Sage Group P.L.C. (The)............................ 1,641,179  11,831,025
*   Salamander Energy P.L.C............................   370,000     390,229
    Savills P.L.C......................................   285,102   3,128,714
    Schroders P.L.C.(0239581)..........................    54,414   1,830,458
    Schroders P.L.C.(0240549)..........................   102,399   4,449,809
*   SDL P.L.C..........................................   137,422     875,821
    Senior P.L.C....................................... 1,037,979   4,822,184
    Sepura P.L.C.......................................    12,081      27,278
    Serco Group P.L.C..................................   340,123     788,052
*   Severfield P.L.C...................................   396,752     404,032
    Severn Trent P.L.C.................................   256,913   8,317,493
    Shanks Group P.L.C................................. 1,257,179   1,858,376
    Shire P.L.C.(B39JBM7)..............................    28,006   6,140,596
    Shire P.L.C.(B2QKY05)..............................   143,536  10,476,388
    SIG P.L.C.......................................... 1,484,151   4,116,012
    Sky P.L.C..........................................   401,415   5,597,802
#   Sky P.L.C. Sponsored ADR...........................    24,064   1,342,771
*   Skyepharma P.L.C...................................     9,453      37,221
*   Skyepharma P.L.C. Sponsored ADR....................        80         309
    Smith & Nephew P.L.C...............................   234,264   4,177,604
    Smith & Nephew P.L.C. Sponsored ADR................   114,828   4,110,825
    Smiths Group P.L.C.................................   725,739  12,282,428
    Soco International P.L.C...........................   516,172   2,026,782
    Spectris P.L.C.....................................   347,136  10,908,459
    Speedy Hire P.L.C..................................   930,767   1,017,486
    Spirax-Sarco Engineering P.L.C.....................   136,983   6,287,290
    Spirent Communications P.L.C....................... 1,905,187   2,543,695
    Spirent Communications P.L.C. ADR..................    25,100     134,913
    Spirit Pub Co. P.L.C............................... 1,395,484   2,415,160
*   Sportech P.L.C.....................................    87,812      83,934
*   Sports Direct International P.L.C..................   365,609   3,899,188
    SSE P.L.C..........................................   718,369  17,383,552
    St Ives P.L.C......................................    71,194     191,292
    St James's Place P.L.C.............................   922,028  11,862,674

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
UNITED KINGDOM -- (Continued)
    ST Modwen Properties P.L.C.........................   391,762 $ 2,464,121
    Stagecoach Group P.L.C.............................   800,133   4,119,117
    Standard Chartered P.L.C...........................   994,693  13,264,119
    Standard Life P.L.C................................ 1,946,013  11,757,504
    Sthree P.L.C.......................................    80,079     406,999
    Stobart Group, Ltd.................................    97,983     156,141
    STV Group P.L.C....................................    56,141     316,878
*   SuperGroup P.L.C...................................    51,179     740,848
    Synergy Health P.L.C...............................   132,043   4,307,615
    Synthomer P.L.C....................................   502,064   1,835,278
    T Clarke P.L.C.....................................    26,802      31,726
#   TalkTalk Telecom Group P.L.C....................... 1,018,433   4,864,055
    Tarsus Group P.L.C.................................     4,986      15,701
    Tate & Lyle P.L.C.................................. 1,174,572  11,979,365
    Taylor Wimpey P.L.C................................ 5,623,200  11,423,890
    Ted Baker P.L.C....................................    25,250     900,126
    Telecity Group P.L.C...............................   455,154   5,896,647
    Telecom Plus P.L.C.................................    37,718     617,598
    Tesco P.L.C........................................ 4,938,770  16,701,252
*   Thomas Cook Group P.L.C............................ 3,959,874   7,603,171
#*  Thorntons P.L.C....................................    67,954      84,958
    Topps Tiles P.L.C..................................   111,989     203,098
    Travis Perkins P.L.C...............................   459,401  13,256,592
    Tribal Group P.L.C.................................    44,362     107,260
    Trifast P.L.C......................................    41,949      66,819
*   Trinity Mirror P.L.C...............................   671,157   1,740,302
    TT electronics P.L.C...............................   378,308     628,038
#   TUI AG(5666292)....................................   561,525   9,874,420
*   TUI AG(BSS7HQ3)....................................   321,350   5,556,520
    Tullett Prebon P.L.C...............................   441,059   2,218,194
    Tullow Oil P.L.C...................................   568,067   3,125,145
    UBM P.L.C..........................................   772,444   6,133,676
    UDG Healthcare P.L.C...............................   391,783   2,310,772
    UK Mail Group P.L.C................................    12,676     100,966
    Ultra Electronics Holdings P.L.C...................   159,432   4,188,217
    Unilever P.L.C.....................................    63,316   2,788,058
    Unilever P.L.C. Sponsored ADR......................   227,311   9,994,865
    UNITE Group P.L.C. (The)...........................   276,085   2,033,443
    United Utilities Group P.L.C.......................   581,462   8,974,205
    United Utilities Group P.L.C. ADR..................    10,818     334,168
    UTV Media P.L.C....................................   121,424     349,275
*   Vectura Group P.L.C................................   563,795   1,282,783
    Vedanta Resources P.L.C............................   279,569   1,562,234
    Vesuvius P.L.C.....................................   580,806   3,834,843
    Victrex P.L.C......................................   178,841   5,528,574
    Vitec Group P.L.C. (The)...........................    22,541     209,355
    Vodafone Group P.L.C...............................   330,941   1,163,745
    Vodafone Group P.L.C. Sponsored ADR................ 1,203,073  42,263,945
#*  Volex P.L.C........................................    24,880      24,748
    Vp P.L.C...........................................    13,881     125,411
    Weir Group P.L.C. (The)............................   333,165   8,399,703
    WH Smith P.L.C.....................................   235,477   4,769,218
    Whitbread P.L.C....................................   183,357  13,762,927

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES       VALUE++
                                                      --------- ---------------
UNITED KINGDOM -- (Continued)
    William Hill P.L.C............................... 2,305,701 $    13,063,150
    Wilmington Group P.L.C...........................   137,652         451,453
*   Wincanton P.L.C..................................    58,198         154,911
#   WM Morrison Supermarkets P.L.C................... 5,867,686      15,831,737
    Wolseley P.L.C...................................   252,227      14,620,358
#   Wolseley P.L.C. ADR..............................    53,693         309,274
    WPP P.L.C........................................   432,380       9,508,284
#   WPP P.L.C. Sponsored ADR.........................   131,199      14,447,634
    WS Atkins P.L.C..................................   174,938       3,296,648
    Xaar P.L.C.......................................    66,022         306,345
    Xchanging P.L.C..................................   464,492       1,094,540
#   XP Power, Ltd....................................     4,208          91,444
                                                                ---------------
TOTAL UNITED KINGDOM.................................             2,328,424,030
                                                                ---------------
UNITED STATES -- (0.0%)
*   Endo International P.L.C.........................    18,988       1,529,411
*   Kofax, Ltd.......................................     4,911          33,574
                                                                ---------------
TOTAL UNITED STATES..................................                 1,562,985
                                                                ---------------
TOTAL COMMON STOCKS..................................            12,315,185,217
                                                                ---------------
PREFERRED STOCKS -- (0.0%)

GERMANY -- (0.0%)
    Porsche Automobil Holding SE.....................    54,317       4,551,912
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*   Centrebet International, Ltd. Claim Units........    22,005              --
*   Centrebet International, Ltd. Litigation Rights..    22,005              --
                                                                ---------------
TOTAL AUSTRALIA......................................                        --
                                                                ---------------
AUSTRIA -- (0.0%)
#*  Intercell AG Rights..............................    29,444              --
                                                                ---------------
FRANCE -- (0.0%)
#*  Euro Disney SCA..................................    19,225          46,620
#*  Euro Disney SCA Rights 05/06/15..................    19,225              --
*   Groupe Fnac Rights 05/16/15......................         4              23
                                                                ---------------
TOTAL FRANCE.........................................                    46,643
                                                                ---------------
HONG KONG -- (0.0%)
*   International Standard Resources Holdings, Ltd.
      Warrants 11/26/15..............................   539,000           6,605
                                                                ---------------
SINGAPORE -- (0.0%)
*   Global Yellow Pages, Ltd. Warrants 06/25/19......    43,500             129
#*  Interra Resources, Ltd. Warrants 12/08/15........    48,300             571
*   See Hup Seng, Ltd. Rights 01/21/15...............    88,512           5,038
                                                                ---------------
TOTAL SINGAPORE......................................                     5,738
                                                                ---------------
SPAIN -- (0.0%)
*   ACS Actividades de Construccion y Servicios SA...   114,482          58,214

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                      SHARES        VALUE++
                                                    ----------- ---------------
SPAIN -- (Continued)
*      Banco Santander SA..........................   4,603,531 $       704,740
                                                                ---------------
TOTAL SPAIN........................................                     762,954
                                                                ---------------
TOTAL RIGHTS/WARRANTS..............................                     821,940
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (8.7%)
(S)@   DFA Short Term Investment Fund.............. 101,323,989   1,172,318,558
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,916,626,226)^^.......................               $13,492,877,627
                                                                ===============

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
Common Stocks
   Australia............ $   39,162,913 $   736,737,424   --    $   775,900,337
   Austria..............         57,117      49,000,501   --         49,057,618
   Belgium..............     19,501,036     171,608,196   --        191,109,232
   Canada...............  1,067,742,666       1,502,966   --      1,069,245,632
   China................             --         348,308   --            348,308
   Denmark..............      8,928,532     171,135,657   --        180,064,189
   Finland..............      3,051,897     199,499,460   --        202,551,357
   France...............     81,872,734     867,143,472   --        949,016,206
   Germany..............     71,324,430     749,912,948   --        821,237,378
   Greece...............             --              --   --                 --
   Hong Kong............      1,213,523     377,710,837   --        378,924,360
   Ireland..............     13,138,916      48,012,034   --         61,150,950
   Israel...............     35,783,966      47,424,882   --         83,208,848
   Italy................     13,426,805     283,463,794   --        296,890,599
   Japan................    112,799,175   2,558,521,903   --      2,671,321,078
   Jersey, Channel
     Islands............        313,757              --   --            313,757
   Netherlands..........     49,224,138     261,011,544   --        310,235,682
   New Zealand..........         99,102      41,334,062   --         41,433,164
   Norway...............     14,683,786      94,276,062   --        108,959,848
   Portugal.............        275,909      34,706,914   --         34,982,823
   Russia...............             --          82,308   --             82,308
   Singapore............        120,750     176,026,653   --        176,147,403
   Spain................     31,499,943     290,325,778   --        321,825,721
   Sweden...............      7,686,608     377,274,938   --        384,961,546
   Switzerland..........    132,412,254     743,817,604   --        876,229,858
   United Kingdom.......    648,192,761   1,680,231,269   --      2,328,424,030
   United States........      1,529,411          33,574   --          1,562,985
Preferred Stocks
   Germany..............             --       4,551,912   --          4,551,912
Rights/Warrants
   Australia............             --              --   --                 --
   Austria..............             --              --   --                 --
   France...............             --          46,643   --             46,643
   Hong Kong............             --           6,605   --              6,605
   Singapore............             --           5,738   --              5,738
   Spain................             --         762,954   --            762,954
Securities Lending
  Collateral............             --   1,172,318,558   --      1,172,318,558
                         -------------- ---------------   --    ---------------
TOTAL................... $2,354,042,129 $11,138,835,498   --    $13,492,877,627
                         ============== ===============   ==    ===============

                     INTERNATIONAL SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of The DFA
  Investment Trust Company...................................... $2,940,398,860
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company......................................  2,008,444,452
Investment in The United Kingdom Small Company Series of The
  DFA Investment Trust Company..................................  1,912,083,158
Investment in The Asia Pacific Small Company Series of The DFA
  Investment Trust Company......................................  1,045,009,059
Investment in The Canadian Small Company Series of The DFA
  Investment Trust Company......................................    710,642,278
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $7,949,784,266)......................................  8,616,577,807
                                                                 --------------
   TOTAL INVESTMENTS -- (100.0%) (Cost $7,949,784,266)^^........ $8,616,577,807
                                                                 ==============

INTERNATIONAL SMALL COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                             ---------------------------------------------
                                LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                             -------------- ------- ------- --------------
      Affiliated Investment
       Companies............ $8,616,577,807   --      --    $8,616,577,807
                             --------------   --      --    --------------
      TOTAL................. $8,616,577,807   --      --    $8,616,577,807
                             ==============   ==      ==    ==============

                       JAPANESE SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                      VALUE+
                                                                   ------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Japanese Small Company Series of The DFA
   Investment Trust Company....................................... $494,667,336
                                                                   ------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $486,080,104)^^....................................... $494,667,336
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                      VALUE+
                                                                   ------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Asia Pacific Small Company Series of The DFA
   Investment Trust Company....................................... $266,665,959
                                                                   ------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $295,703,009)^^....................................... $266,665,959
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                      VALUE+
                                                                    -----------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The United Kingdom Small Company Series of The DFA
   Investment Trust Company........................................ $31,328,670
                                                                    -----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $20,847,126)^^......................................... $31,328,670
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of January 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                      VALUE+
                                                                   ------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Continental Small Company Series of The DFA
   Investment Trust Company....................................... $173,806,073
                                                                   ------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $151,735,593)^^....................................... $173,806,073
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- ------------
COMMON STOCKS -- (94.4%)

AUSTRALIA -- (18.8%)
    360 Capital Industrial Fund........................    127,275 $    269,197
    Abacus Property Group..............................  2,708,259    6,409,172
#   ALE Property Group.................................  1,106,268    2,958,581
#   Aspen Group........................................    732,012      707,413
#   Astro Japan Property Group.........................    355,361    1,382,044
#   BWP Trust..........................................  4,437,267    9,808,603
#   Carindale Property Trust...........................     99,428      519,238
    Charter Hall Group.................................  2,266,874    8,495,258
*   Charter Hall Office................................  2,059,687           --
#   Charter Hall Retail REIT...........................  2,859,987    9,728,478
#   Cromwell Property Group............................ 10,045,114    8,271,754
#   Dexus Property Group...............................  7,756,672   46,323,398
    Federation Centres................................. 12,347,359   28,960,593
#   Folkestone Education Trust.........................    913,822    1,421,904
    Galileo Japan Trust................................     85,441      118,387
    Generation Healthcare REIT.........................      9,491       11,436
#   Goodman Group...................................... 14,414,251   68,332,772
*   GPT Group.......................................... 38,018,670           --
    GPT Group (The).................................... 14,785,235   51,839,990
    Growthpoint Properties Australia, Ltd..............    535,044    1,194,024
#   Ingenia Communities Group..........................  5,923,723    1,910,192
    Investa Office Fund................................  5,314,097   15,892,718
    Novion Property Group.............................. 18,242,361   32,733,876
*   Prime Retirement & Aged Care Property Trust........    116,309           --
*   Scentre Group...................................... 43,729,109  128,488,218
#   Shopping Centres Australasia Property Group........  5,919,425    8,857,727
    Stockland.......................................... 19,489,848   66,101,559
#*  Westfield Corp..................................... 17,021,992  129,846,514
                                                                   ------------
TOTAL AUSTRALIA........................................             630,583,046
                                                                   ------------
BELGIUM -- (1.5%)
    Aedifica SA........................................     70,149    4,693,494
    Befimmo SA.........................................    163,885   12,509,795
    Cofinimmo SA.......................................    157,465   19,251,831
    Intervest Offices & Warehouses NV..................     51,941    1,356,847
    Leasinvest Real Estate SCA.........................     13,586    1,428,524
    Montea SCA.........................................      3,117      130,730
    Retail Estates NV..................................     19,337    1,583,882
    Warehouses De Pauw SCA.............................    103,628    7,965,552
    Wereldhave Belgium NV..............................     12,798    1,470,394
                                                                   ------------
TOTAL BELGIUM..........................................              50,391,049
                                                                   ------------
CANADA -- (5.0%)
#   Allied Properties REIT.............................    315,915    9,944,597
#   Artis REIT.........................................    606,053    7,416,482
#   Boardwalk REIT.....................................    200,900    9,696,385
#   Brookfield Canada Office Properties................     61,895    1,407,701
    BTB REIT...........................................    143,087      533,747
    Calloway REIT......................................    501,246   12,516,358
#   Canadian Apartment Properties REIT.................    469,055   10,509,165
    Canadian REIT......................................    307,216   11,658,106

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CANADA -- (Continued)
#   Chartwell Retirement Residences....................    303,787 $  3,021,852
#   Cominar REIT.......................................    615,284    9,398,491
#   Crombie REIT.......................................    347,182    3,680,288
    Dream Global REIT..................................    342,949    2,415,514
#   Dream Office REIT..................................    471,704   10,082,223
#   Granite REIT.......................................    186,555    6,547,850
    H&R REIT...........................................  1,141,829   21,943,393
    InnVest REIT.......................................    489,572    2,407,984
    InterRent REIT.....................................    128,390      640,586
    Morguard North American Residential REIT...........     98,669      811,435
#   Morguard REIT......................................    242,723    3,526,140
    Northern Property REIT.............................    169,160    3,281,494
#   NorthWest Healthcare Properties REIT...............    212,645    1,546,266
#   Partners REIT......................................    104,000      305,281
#   Plaza Retail REIT..................................     53,917      179,482
#   Pure Industrial Real Estate Trust..................    969,004    3,690,863
    Retrocom REIT......................................    393,280    1,237,995
#   RioCan REIT........................................  1,284,499   29,759,700
                                                                   ------------
TOTAL CANADA...........................................             168,159,378
                                                                   ------------
CHINA -- (0.2%)
*   RREEF China Commercial Trust.......................  1,392,000        2,873
#   Yuexiu REIT........................................  9,890,000    5,216,759
                                                                   ------------
TOTAL CHINA............................................               5,219,632
                                                                   ------------
FRANCE -- (5.2%)
#   Acanthe Developpement SA...........................    206,670       83,933
    Affine SA..........................................     51,501    1,073,723
    Altarea SCA........................................      1,092      185,862
#   ANF Immobilier.....................................     47,753    1,227,191
    Argan SA...........................................      8,285      186,789
    Cegereal...........................................     15,742      503,935
    Fonciere Des Regions...............................    249,276   25,534,856
    Gecina SA..........................................    225,471   29,544,119
    ICADE..............................................    335,700   29,301,147
    Klepierre..........................................  1,583,015   74,493,286
    Mercialys SA.......................................    503,482   12,186,142
    Terreis............................................      1,329       42,089
                                                                   ------------
TOTAL FRANCE...........................................             174,363,072
                                                                   ------------
GERMANY -- (0.4%)
    Alstria Office REIT-AG.............................    659,716    8,441,575
*   DO Deutsche Office AG..............................    114,387      460,425
#   Hamborner REIT AG..................................    435,092    4,500,777
                                                                   ------------
TOTAL GERMANY..........................................              13,402,777
                                                                   ------------
GREECE -- (0.0%)
    Grivalia Properties Real Estate Investment Co......     96,660      861,004
                                                                   ------------
HONG KONG -- (4.8%)
    Champion REIT...................................... 23,774,012   11,643,047
#   Fortune REIT.......................................  8,119,000    9,092,490

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
    Link REIT (The).................................... 19,178,805 $130,356,544
    Prosperity REIT.................................... 10,116,000    3,750,047
#   Regal REIT.........................................  8,053,000    2,272,682
    Sunlight REIT......................................  9,035,000    4,564,342
                                                                   ------------
TOTAL HONG KONG........................................             161,679,152
                                                                   ------------
ISRAEL -- (0.2%)
#   Alony Hetz Properties & Investments, Ltd...........    658,234    4,647,001
#   Reit 1, Ltd........................................  1,158,057    2,860,280
    Sella Capital Real Estate, Ltd.....................    271,238      402,139
                                                                   ------------
TOTAL ISRAEL...........................................               7,909,420
                                                                   ------------
ITALY -- (0.3%)
#   Beni Stabili SpA................................... 11,376,099    8,499,706
    Immobiliare Grande Distribuzione...................  3,421,845    2,812,297
                                                                   ------------
TOTAL ITALY............................................              11,312,003
                                                                   ------------
JAPAN -- (17.6%)
#   Advance Residence Investment Corp..................     10,946   28,030,334
    Comforia Residential REIT, Inc.....................      1,410    3,079,025
    Daiwa House REIT Investment Corp...................        874    4,236,464
#   Daiwa House Residential Investment Corp............      3,050   14,321,688
#   Daiwa Office Investment Corp.......................      2,690   15,605,655
    Frontier Real Estate Investment Corp...............      4,210   19,191,748
    Fukuoka REIT Corp..................................      5,418   10,927,218
#   Global One Real Estate Investment Corp.............      1,678    6,959,762
    GLP J-Reit.........................................      6,369    7,234,371
#   Hankyu Reit, Inc...................................      4,545    5,906,598
#   Heiwa Real Estate REIT, Inc........................      7,135    5,934,898
#   Ichigo Real Estate Investment Corp.................      6,422    5,035,981
#   Industrial & Infrastructure Fund Investment Corp...      2,687   13,568,634
#   Invincible Investment Corp.........................     11,979    5,341,007
    Japan Excellent, Inc...............................     10,112   12,968,918
#   Japan Hotel REIT Investment Corp...................     25,321   16,686,672
#   Japan Logistics Fund, Inc..........................      7,807   16,723,347
    Japan Prime Realty Investment Corp.................      6,676   23,319,437
    Japan Real Estate Investment Corp..................     10,418   50,614,748
#   Japan Rental Housing Investments, Inc..............      9,297    7,390,298
    Japan Retail Fund Investment Corp..................     19,913   43,133,450
    Kenedix Office Investment Corp.....................      3,639   21,610,180
    Kenedix Residential Investment Corp................      2,423    7,020,518
    MID Reit, Inc......................................      1,789    4,575,909
#   Mori Hills REIT Investment Corp....................     12,444   17,593,013
    Mori Trust Sogo Reit, Inc..........................     10,062   20,933,718
    Nippon Accommodations Fund, Inc....................      4,087   16,876,571
#   Nippon Building Fund, Inc..........................     11,737   57,751,875
    Nomura Real Estate Master Fund, Inc................      4,203    5,268,896
    Nomura Real Estate Office Fund, Inc................      3,393   17,338,558
#   Nomura Real Estate Residential Fund, Inc...........      1,291    7,486,663
#   Orix JREIT, Inc....................................     17,680   26,493,503
    Premier Investment Corp............................      1,990   10,652,369
#   Sekisui House SI Residential Investment Corp.......      8,305    9,376,255

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
JAPAN -- (Continued)
    Starts Proceed Investment Corp.....................        684 $  1,265,478
#   Tokyu REIT, Inc....................................      8,241   10,920,965
    Top REIT, Inc......................................      1,562    6,701,782
#   United Urban Investment Corp.......................     21,096   33,769,740
                                                                   ------------
TOTAL JAPAN............................................             591,846,246
                                                                   ------------
MALAYSIA -- (0.6%)
    Amanahraya REIT....................................    609,800      146,243
    AmFirst REIT.......................................  1,788,940      463,457
    Axis REIT..........................................  2,486,025    2,454,598
    Boustead Plantations Bhd...........................    270,800      106,384
    CapitaMalls Malaysia Trust.........................  8,952,500    3,554,821
    Hektar REIT........................................    125,525       52,345
    IGB REIT...........................................  6,985,300    2,557,740
    KLCCP Stapled Group................................  3,271,900    6,218,449
    Quill Capita Trust.................................    733,100      258,738
    Sunway REIT........................................ 11,205,300    4,786,662
    Tower REIT.........................................    434,900      155,791
    YTL Hospitality REIT...............................  4,316,800    1,224,666
                                                                   ------------
TOTAL MALAYSIA.........................................              21,979,894
                                                                   ------------
MEXICO -- (1.9%)
    Asesor de Activos Prisma SAPI de C.V...............  2,794,567    3,005,332
    Concentradora Fibra Hotelera Mexicana S.A. de C.V..  1,231,651    1,622,810
    Fibra Uno Administracion S.A. de C.V............... 14,564,557   43,918,608
#   Mexico Real Estate Management S.A. de C.V..........  5,407,965    8,900,530
    TF Administradora Industrial S de RL de C.V........  2,486,094    5,315,675
                                                                   ------------
TOTAL MEXICO...........................................              62,762,955
                                                                   ------------
NETHERLANDS -- (8.2%)
    Eurocommercial Properties NV.......................    318,445   14,173,649
    NSI NV.............................................    654,669    2,930,611
    Unibail-Rodamco SE.................................    805,966  227,007,431
    Vastned Retail NV..................................    184,710    9,157,678
#   Wereldhave NV......................................    308,540   22,199,579
                                                                   ------------
TOTAL NETHERLANDS......................................             275,468,948
                                                                   ------------
NEW ZEALAND -- (0.7%)
#   Argosy Property, Ltd...............................  4,989,994    4,119,168
#   DNZ Property Fund, Ltd.............................    831,159    1,178,453
#   Goodman Property Trust.............................  6,743,414    5,781,971
    Kiwi Property Group, Ltd...........................  7,180,252    6,895,670
    NPT, Ltd...........................................     45,944       20,708
    Precinct Properties New Zealand, Ltd...............  2,134,850    1,922,191
#   Property for Industry, Ltd.........................  1,016,929    1,163,529
#   Vital Healthcare Property Trust....................  1,447,726    1,719,051
                                                                   ------------
TOTAL NEW ZEALAND......................................              22,800,741
                                                                   ------------
SINGAPORE -- (7.0%)
    AIMS AMP Capital Industrial REIT...................  4,010,191    4,355,904
    Ascendas Hospitality Trust.........................    672,000      339,946
    Ascendas India Trust...............................  2,943,000    1,859,270

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SINGAPORE -- (Continued)
    Ascendas REIT...................................... 17,145,000 $ 31,136,767
#   Ascott Residence Trust.............................  7,464,900    6,970,063
    Cache Logistics Trust..............................  6,261,400    5,477,882
    Cambridge Industrial Trust......................... 10,527,231    5,290,766
    CapitaCommercial Trust............................. 17,525,000   22,913,510
    CapitaMall Trust................................... 20,251,300   31,240,280
    CapitaRetail China Trust...........................  4,946,180    6,258,534
    CDL Hospitality Trusts.............................  5,905,000    7,846,352
#   Far East Hospitality Trust.........................  1,972,000    1,231,194
#   First REIT.........................................  3,964,000    3,852,133
    Frasers Centrepoint Trust..........................  4,925,000    7,519,923
    Frasers Commercial Trust...........................  4,601,800    5,042,485
    Keppel REIT........................................ 14,168,026   12,922,113
#   Lippo Malls Indonesia Retail Trust................. 11,861,000    3,108,673
    Mapletree Commercial Trust......................... 10,905,353   12,211,867
#   Mapletree Industrial Trust.........................  9,887,999   11,167,467
    Mapletree Logistics Trust.......................... 13,108,670   11,616,357
#   Parkway Life REIT..................................  2,795,700    5,023,721
#   Sabana Shari'ah Compliant Industrial REIT..........  3,561,326    2,410,566
    Saizen REIT........................................  1,705,600    1,096,248
#   Starhill Global REIT............................... 12,555,500    7,700,871
#   Suntec REIT........................................ 19,871,000   27,567,619
                                                                   ------------
TOTAL SINGAPORE........................................             236,160,511
                                                                   ------------
SOUTH AFRICA -- (4.2%)
    Acucap Properties, Ltd.............................  1,598,288    7,656,886
    Arrowhead Properties, Ltd. Class A.................    303,379      258,036
    Arrowhead Properties, Ltd. Class B.................    303,379      258,110
*   Capital Property Fund.............................. 12,610,820   16,058,401
    Emira Property Fund................................  4,899,905    8,104,138
    Fountainhead Property Trust........................  7,183,721    5,670,911
    Growthpoint Properties, Ltd........................ 17,105,272   42,946,796
    Hyprop Investments, Ltd............................  1,153,910   10,461,717
    Investec Property Fund, Ltd........................    272,532      414,717
    Octodec Investments, Ltd...........................     18,104       42,922
#   Rebosis Property Fund, Ltd.........................  1,124,208    1,240,434
    Redefine Properties, Ltd........................... 22,855,376   22,316,278
#   Resilient Property Income Fund, Ltd................  1,780,527   13,446,538
    SA Corporate Real Estate Fund Nominees Pty, Ltd.... 14,573,261    6,519,908
    Vukile Property Fund, Ltd..........................  2,610,591    4,417,479
                                                                   ------------
TOTAL SOUTH AFRICA.....................................             139,813,271
                                                                   ------------
TAIWAN -- (0.4%)
    Cathay No. 1 REIT..................................  9,899,000    5,654,239
    Cathay No. 2 REIT..................................  3,987,000    1,970,765
    Fubon No. 1 REIT...................................  1,271,000      643,320
    Fubon No. 2 REIT...................................  3,968,000    1,620,183
    Gallop No. 1 REIT..................................  3,149,000    1,901,061

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
TAIWAN -- (Continued)
      Shin Kong No.1 REIT............................  4,652,000 $    1,928,739
                                                                 --------------
TOTAL TAIWAN.........................................                13,718,307
                                                                 --------------
TURKEY -- (1.0%)
*     Akfen Gayrimenkul Yatirim Ortakligi A.S........    339,253        257,135
      Akmerkez Gayrimenkul Yatirim Ortakligi A.S.....         --              1
#     Alarko Gayrimenkul Yatirim Ortakligi A.S.......     51,842        451,264
#*    Dogus Gayrimenkul Yatirim Ortakligi A.S........    655,107      1,286,065
#     Emlak Konut Gayrimenkul Yatirim Ortakligi
       A.S........................................... 17,150,766     22,396,020
#     Is Gayrimenkul Yatirim Ortakligi A.S...........  3,227,637      2,392,753
*     Nurol Gayrimenkul Yatirim Ortakligi A.S........     49,067         86,547
      Saf Gayrimenkul Yatirim Ortakligi A.S..........  2,591,051      1,223,436
#*    Sinpas Gayrimenkul Yatirim Ortakligi A.S.......  2,954,462        986,919
#     Torunlar Gayrimenkul Yatirim Ortakligi A.S.....  1,374,865      2,238,864
#     Vakif Gayrimenkul Yatirim Ortakligi A.S........  1,073,681      1,317,130
                                                                 --------------
TOTAL TURKEY.........................................                32,636,134
                                                                 --------------
UNITED KINGDOM -- (16.4%)
      Assura P.L.C...................................  1,144,198        939,249
      Big Yellow Group P.L.C.........................  1,156,124     10,615,271
      British Land Co. P.L.C. (The)..................  8,440,345    105,182,855
      Derwent London P.L.C...........................    829,387     40,529,098
      Great Portland Estates P.L.C...................  2,924,197     34,493,652
      Hammerson P.L.C................................  6,674,928     69,070,779
      Hansteen Holdings P.L.C........................  5,878,931      9,982,597
      Intu Properties P.L.C..........................  7,892,810     43,316,396
      Land Securities Group P.L.C....................  6,874,756    131,761,397
      Londonmetric Property P.L.C....................  5,088,914     12,224,555
      McKay Securities P.L.C.........................    294,416      1,017,581
      Mucklow A & J Group P.L.C......................    303,097      2,134,601
      Primary Health Properties P.L.C................    680,672      3,850,720
      Redefine International P.L.C...................  2,466,562      2,019,813
      Safestore Holdings P.L.C.......................  1,639,945      6,668,360
      Segro P.L.C....................................  6,311,843     39,086,972
      Shaftesbury P.L.C..............................  2,361,036     27,616,620
      Town Centre Securities P.L.C...................     15,932         66,037
      Workspace Group P.L.C..........................    946,632     11,218,333
                                                                 --------------
TOTAL UNITED KINGDOM.................................               551,794,886
                                                                 --------------
TOTAL COMMON STOCKS..................................             3,172,862,426
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

BELGIUM -- (0.0%)
*     Wereldhave Belgium NV..........................     12,674         30,806
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (5.6%)
(S)@  DFA Short Term Investment Fund................. 16,375,029    189,459,083
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,911,664,641)^^.............................            $3,362,352,315
                                                                 ==============

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Australia................           -- $  630,583,046   --    $  630,583,046
   Belgium..................           --     50,391,049   --        50,391,049
   Canada................... $168,159,378             --   --       168,159,378
   China....................           --      5,219,632   --         5,219,632
   France...................           --    174,363,072   --       174,363,072
   Germany..................           --     13,402,777   --        13,402,777
   Greece...................           --        861,004   --           861,004
   Hong Kong................           --    161,679,152   --       161,679,152
   Israel...................           --      7,909,420   --         7,909,420
   Italy....................           --     11,312,003   --        11,312,003
   Japan....................           --    591,846,246   --       591,846,246
   Malaysia.................           --     21,979,894   --        21,979,894
   Mexico...................   62,762,955             --   --        62,762,955
   Netherlands..............           --    275,468,948   --       275,468,948
   New Zealand..............    6,895,670     15,905,071   --        22,800,741
   Singapore................           --    236,160,511   --       236,160,511
   South Africa.............           --    139,813,271   --       139,813,271
   Taiwan...................           --     13,718,307   --        13,718,307
   Turkey...................           --     32,636,134   --        32,636,134
   United Kingdom...........           --    551,794,886   --       551,794,886
Rights/Warrants
   Belgium..................           --         30,806   --            30,806
Securities Lending
  Collateral................           --    189,459,083   --       189,459,083
                             ------------ --------------   --    --------------
TOTAL....................... $237,818,003 $3,124,534,312   --    $3,362,352,315
                             ============ ==============   ==    ==============

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                      SHARES        VALUE+
                                                    ----------- --------------
 AFFILIATED INVESTMENT COMPANIES -- (99.8%)
 Investment in DFA Real Estate Securities
   Portfolio of DFA Investment Dimensions Group
   Inc.............................................  66,307,517 $2,343,970,720
 Investment in DFA International Real Estate
   Securities Portfolio of DFA Investment
   Dimensions Group Inc............................ 246,892,099  1,343,093,019
                                                                --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
      COMPANIES (Cost $2,851,686,002)..............              3,687,063,739
                                                                --------------
 TEMPORARY CASH INVESTMENTS -- (0.2%)
 State Street Institutional Liquid Reserves,
   0.089% (Cost $6,017,052)........................   6,017,052      6,017,052
                                                                --------------
    TOTAL INVESTMENTS -- (100.0%)
      (Cost $2,857,703,054)^^......................             $3,693,080,791
                                                                ==============

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $3,687,063,739   --      --    $3,687,063,739
Temporary Cash Investments.......      6,017,052   --      --         6,017,052
                                  --------------   --      --    --------------
TOTAL............................ $3,693,080,791   --      --    $3,693,080,791
                                  ==============   ==      ==    ==============

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- -----------
COMMON STOCKS -- (92.5%)

AUSTRALIA -- (4.5%)
*   Aditya Birla Minerals, Ltd.........................  3,093,148 $   479,368
*   AED Oil, Ltd.......................................    992,337          --
#*  AJ Lucas Group, Ltd................................    584,687     165,666
    Amalgamated Holdings, Ltd..........................  1,792,043  16,367,173
    Amcom Telecommunications, Ltd......................      6,037      13,374
    AP Eagers, Ltd.....................................    418,637   2,014,095
*   APN News & Media, Ltd.............................. 13,243,119   8,331,001
#*  Aquarius Platinum, Ltd.............................  2,700,506     578,985
    Arrium, Ltd........................................ 50,261,926   7,932,053
*   ASG Group, Ltd.....................................    311,883     159,732
#   Atlas Iron, Ltd.................................... 16,726,523   2,185,805
#   Ausdrill, Ltd......................................  4,048,918   1,174,894
*   Ausenco, Ltd.......................................     66,477      21,357
*   Austal, Ltd........................................  1,025,670   1,231,679
#*  Australian Agricultural Co., Ltd................... 10,083,640  12,521,052
    Australian Pharmaceutical Industries, Ltd..........  6,568,489   4,643,108
    Australian Vintage, Ltd............................     29,777      10,406
    Aveo Group.........................................          1           1
    AVJennings, Ltd....................................     40,111      17,703
*   AWE, Ltd...........................................  9,864,655  10,242,017
    Beach Energy, Ltd.................................. 23,860,593  17,763,903
*   Billabong International, Ltd.......................  9,560,468   4,766,308
*   BlueScope Steel, Ltd...............................  7,212,176  27,939,974
#*  Boart Longyear, Ltd................................  3,378,110     428,280
*   Boom Logistics, Ltd................................  4,516,879     457,472
#   Bradken, Ltd.......................................  2,265,632   4,778,365
#   Breville Group, Ltd................................  1,137,945   6,383,194
#   Brickworks, Ltd....................................    467,068   4,402,940
    Cape Lambert Resources, Ltd........................  7,444,989     446,077
#   Cardno, Ltd........................................    215,860     492,999
*   Carnarvon Petroleum, Ltd...........................    449,972      48,896
*   CDS Technologies, Ltd..............................     15,209          --
*   Citigold Corp., Ltd................................  9,623,450     148,346
*   Coal of Africa, Ltd................................    926,247      25,296
*   Cockatoo Coal, Ltd.................................  2,898,176      31,587
*   Coffey International, Ltd..........................  1,029,250     211,751
    Collection House, Ltd..............................     25,620      41,514
#   Collins Foods, Ltd.................................     32,723      64,409
*   Cooper Energy, Ltd.................................  2,468,890     468,120
    Coventry Group, Ltd................................    578,498   1,079,229
    CSG, Ltd...........................................    305,704     284,821
    CSR, Ltd...........................................  9,485,346  29,299,846
    Decmil Group, Ltd..................................    958,025     929,577
*   Devine, Ltd........................................  1,483,785   1,072,379
    Downer EDI, Ltd....................................  7,304,884  23,718,379
*   Drillsearch Energy, Ltd............................    188,034     113,316
    Echo Entertainment Group, Ltd......................  5,216,947  16,300,729
*   Elders, Ltd........................................    930,182   2,379,821
#*  Emeco Holdings, Ltd................................ 11,367,540   1,060,805
#*  Energy Resources of Australia, Ltd.................  2,966,108   3,011,191
*   Energy World Corp., Ltd............................    871,929     198,690

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
AUSTRALIA -- (Continued)
*   Eservglobal, Ltd...................................    205,010 $    78,246
#   Evolution Mining, Ltd..............................  4,614,555   3,320,389
    Fairfax Media, Ltd................................. 34,237,737  23,816,663
#   Fleetwood Corp., Ltd...............................    434,757     493,627
*   Focus Minerals, Ltd................................  3,332,343      26,134
    Gazal Corp., Ltd...................................      5,360      11,407
#*  Geodynamics, Ltd...................................    168,462       4,706
    Goodman Fielder, Ltd............................... 37,803,693  18,762,848
#   GrainCorp, Ltd. Class A............................  2,498,288  17,244,586
#   Grange Resources, Ltd..............................  2,889,445     224,304
*   Gunns, Ltd......................................... 15,419,758          --
    HFA Holdings, Ltd..................................    153,930     185,330
#*  Hillgrove Resources, Ltd...........................  1,317,944     387,940
#   Hills, Ltd.........................................  2,912,576   2,444,060
#*  Imdex, Ltd.........................................    651,633     149,577
*   Infigen Energy.....................................  3,909,184     757,249
    K&S Corp., Ltd.....................................    163,153     164,843
#*  Kingsgate Consolidated, Ltd........................  2,808,414   1,727,216
*   Lednium, Ltd.......................................    438,495          --
*   Lemarne Corp., Ltd.................................      5,585       1,935
#*  Lonestar Resources, Ltd............................  1,221,060     180,396
    MACA, Ltd..........................................    346,948     221,544
*   Macmahon Holdings, Ltd............................. 12,556,459     554,205
    Macquarie Telecom Group, Ltd.......................      4,996      19,514
*   Matrix Composites & Engineering, Ltd...............     21,737       9,956
*   Maverick Drilling & Exploration, Ltd...............    222,596      26,569
    MaxiTRANS Industries, Ltd..........................  4,380,537   1,739,454
    McPherson's, Ltd...................................  1,553,082   1,434,529
#*  Medusa Mining, Ltd.................................  2,310,310   1,525,358
    Melbourne IT, Ltd..................................     31,266      33,364
*   MEO Australia, Ltd.................................  1,258,809      14,651
#   Metals X, Ltd......................................    213,339     182,191
#   Metcash, Ltd.......................................  4,575,393   5,165,080
    Mincor Resources NL................................  2,637,059   1,477,093
#*  Mineral Deposits, Ltd..............................    701,865     469,062
#   MMA Offshore, Ltd..................................  4,209,781   2,601,764
#*  Molopo Energy, Ltd.................................  1,648,921     179,249
#   Mount Gibson Iron, Ltd............................. 12,143,631   1,999,954
#   Myer Holdings, Ltd.................................  6,093,686   7,340,045
    New Hope Corp., Ltd................................     94,243     171,708
#*  Newsat, Ltd........................................    188,485      14,750
*   Nexus Energy, Ltd.................................. 22,310,822          --
*   Northern Iron, Ltd.................................    115,112       2,420
#   NRW Holdings, Ltd..................................  4,443,235     978,868
    Nufarm, Ltd........................................  3,019,046  13,266,356
*   OM Holdings, Ltd...................................    323,217      80,829
*   Otto Energy, Ltd...................................  1,354,768     101,774
    OZ Minerals, Ltd...................................  4,939,977  14,756,072
#   Pacific Brands, Ltd................................ 25,649,033   9,729,533
#*  Paladin Energy, Ltd................................ 18,124,195   5,299,638
    PanAust, Ltd.......................................    881,840     823,192
#   Panoramic Resources, Ltd...........................  4,321,855   1,512,502
*   PaperlinX, Ltd.....................................  5,979,096     181,413

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
AUSTRALIA -- (Continued)
#*  Perseus Mining, Ltd................................  2,993,122 $   854,289
#*  Platinum Australia, Ltd............................  1,963,690       9,172
*   PMP, Ltd...........................................  6,456,626   2,025,250
    Premier Investments, Ltd...........................  1,553,481  12,343,707
#   Primary Health Care, Ltd........................... 10,511,594  37,647,498
    Prime Media Group, Ltd.............................  1,405,549     879,486
#   Programmed Maintenance Services, Ltd...............  1,923,696   3,240,242
*   Qantas Airways, Ltd................................  1,744,057   3,514,400
#*  Ramelius Resources, Ltd............................  1,465,829     157,227
    RCR Tomlinson, Ltd.................................    290,252     463,069
*   Regional Express Holdings, Ltd.....................     21,861      18,001
#*  Resolute Mining, Ltd...............................  8,684,121   2,605,949
*   Resource Generation, Ltd...........................     70,087       5,458
    Ridley Corp., Ltd..................................  8,052,689   5,693,169
#*  Saracen Mineral Holdings, Ltd......................  3,011,577     875,049
#   Sedgman, Ltd.......................................     23,374       9,475
#   Select Harvests, Ltd...............................    277,431   1,424,428
#*  Senex Energy, Ltd..................................    847,304     180,894
*   Service Stream, Ltd................................  3,365,093     535,663
#   Seven Group Holdings, Ltd..........................  1,254,189   4,971,102
    Seven West Media, Ltd.............................. 11,880,403  12,042,037
#   Sigma Pharmaceuticals, Ltd......................... 13,570,604   8,421,374
#*  Silver Lake Resources, Ltd.........................  3,302,474     603,284
    Sims Metal Management, Ltd.........................      9,746      81,993
    Skilled Group, Ltd.................................    693,324     700,508
#   Southern Cross Media Group, Ltd.................... 10,376,732   8,442,823
#*  St Barbara, Ltd....................................  1,193,429     199,430
#   STW Communications Group, Ltd......................  5,259,232   3,740,570
*   Sundance Energy Australia, Ltd.....................    500,635     180,251
#   Sunland Group, Ltd.................................  5,108,129   6,759,977
    Swick Mining Services, Ltd.........................    440,732      64,352
*   Tap Oil, Ltd.......................................  5,076,579   1,481,201
    Tassal Group, Ltd..................................  1,554,815   4,541,025
#*  Ten Network Holdings, Ltd.......................... 19,610,197   3,028,529
#   TFS Corp., Ltd.....................................  1,089,179   1,240,898
*   Tiger Resources, Ltd...............................    491,065      18,510
#*  Toro Energy, Ltd...................................  2,101,506     135,173
*   Transfield Services, Ltd...........................  7,167,831   7,848,364
#   Transpacific Industries Group, Ltd................. 26,000,355  16,633,182
    Treasury Wine Estates, Ltd.........................    770,130   2,927,902
#*  Troy Resources, Ltd................................  1,701,245     758,730
#   UGL, Ltd...........................................  2,505,378   3,478,310
#   UXC, Ltd...........................................  4,632,797   2,677,671
    Villa World, Ltd...................................     33,059      53,872
#   Village Roadshow, Ltd..............................  3,063,352  14,450,828
#*  Virgin Australia Holdings, Ltd..................... 31,418,749  11,462,547
*   Virgin Australia Holdings, Ltd. (ACI01NXR8)........ 39,419,376          --
    Watpac, Ltd........................................  1,830,521   1,150,138
#   WDS, Ltd...........................................    547,686      72,254
#*  Whitehaven Coal, Ltd...............................  7,082,558   6,762,225

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
AUSTRALIA -- (Continued)
    WorleyParsons, Ltd.................................   218,437 $  1,625,178
                                                                  ------------
TOTAL AUSTRALIA........................................            557,368,440
                                                                  ------------
AUSTRIA -- (0.6%)
#*  A-TEC Industries AG................................   202,339           --
#   Agrana Beteiligungs AG.............................    90,580    7,161,619
    AMAG Austria Metall AG.............................       739       23,137
    Austria Technologie & Systemtechnik AG.............   322,965    4,188,164
#   Flughafen Wien AG..................................    35,785    3,110,144
    Frauenthal Holding AG..............................     2,987       28,661
    Lenzing AG.........................................     4,220      273,692
    Linz Textil Holding AG.............................       212       88,820
    Mayr Melnhof Karton AG.............................    46,827    4,833,036
    Oberbank AG........................................    38,278    2,194,976
    POLYTEC Holding AG.................................    35,871      275,366
    Strabag SE.........................................   343,097    7,602,789
    UNIQA Insurance Group AG...........................   409,140    3,463,018
    Wienerberger AG.................................... 2,908,213   41,094,054
*   Wolford AG.........................................     2,273       54,703
    Zumtobel Group AG..................................    21,110      484,381
                                                                  ------------
TOTAL AUSTRIA..........................................             74,876,560
                                                                  ------------
BELGIUM -- (0.9%)
    Ackermans & van Haaren NV..........................    25,536    3,035,006
#*  AGFA-Gevaert NV.................................... 4,324,933   10,102,256
#   Banque Nationale de Belgique.......................     4,474   17,647,995
#   Barco NV...........................................    28,514    1,835,159
    Cie d'Entreprises CFE..............................     4,707      448,200
    Cie Immobiliere de Belgique SA.....................    43,910    2,365,225
    Cie Maritime Belge SA..............................   154,676    2,421,597
    D'ieteren SA.......................................   273,915    8,844,745
    Deceuninck NV...................................... 1,282,481    2,652,582
*   Euronav NV.........................................   386,623    4,532,968
*   Floridienne SA.....................................       598       51,008
    Gimv NV............................................    10,968      496,241
#   Jensen-Group NV....................................    37,274      746,188
#   NV Bekaert SA......................................   476,659   14,385,968
#*  Nyrstar NV......................................... 5,040,845   18,951,472
*   Papeteries Catala SA...............................       188           --
*   RealDolmen NV/SA...................................    23,303      486,126
    Recticel SA........................................   472,363    2,727,971
*   RHJ International SA...............................   107,182      562,926
*   Roularta Media Group NV............................    26,889      327,353
*   Sapec..............................................     1,326       42,337
    Sioen Industries NV................................   108,546    1,568,092
    Sipef SA...........................................     9,580      560,399
#*  Tessenderlo Chemie NV..............................   568,446   14,712,845
*   Viohalco SA........................................   147,410      371,292
                                                                  ------------
TOTAL BELGIUM..........................................            109,875,951
                                                                  ------------
CANADA -- (7.4%)
*   5N Plus, Inc.......................................   449,045      805,715

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
CANADA -- (Continued)
#   Acadian Timber Corp................................      2,826 $    35,205
*   Advantage Oil & Gas, Ltd...........................  4,681,437  19,636,467
    Aecon Group, Inc...................................  1,113,360   8,586,549
#   AGF Management, Ltd. Class B.......................  1,315,829   7,455,709
*   AgJunction, Inc....................................    895,427     387,570
    AGT Food & Ingredient, Inc.........................    153,192   3,381,629
    Aimia, Inc.........................................    606,585   6,506,456
*   Ainsworth Lumber Co, Ltd...........................    639,841   1,832,865
    Akita Drilling, Ltd. Class A.......................     10,400      84,709
#   Alacer Gold Corp...................................  3,302,375   7,744,611
    Alamos Gold, Inc...................................    182,541     973,973
#*  Alexco Resource Corp...............................     59,320      31,278
#   Algoma Central Corp................................    245,010   3,146,741
#*  Altius Minerals Corp...............................     82,148     897,312
#*  Alvopetro Energy, Ltd..............................    176,555      46,546
*   Amerigo Resources, Ltd.............................  2,479,537     468,316
#*  Anderson Energy, Inc...............................  2,466,129     174,669
    Andrew Peller, Ltd. Class A........................     11,608     138,214
#*  Argonaut Gold, Inc.................................  1,193,910   2,330,130
#*  Artek Exploration, Ltd.............................    411,419     427,381
*   ATS Automation Tooling Systems, Inc................  1,715,184  19,572,022
#   AuRico Gold, Inc...................................  2,194,943   8,654,021
    Axia NetMedia Corp.................................     33,058      82,730
#*  B2Gold Corp........................................  9,794,735  19,270,353
#*  Ballard Power Systems, Inc.........................  1,923,695   3,012,633
#*  Banro Corp.........................................    595,453      84,348
#*  Bellatrix Exploration, Ltd.........................  2,409,041   4,872,303
*   Birchcliff Energy, Ltd.............................     63,300     338,742
#*  BlackPearl Resources, Inc..........................  2,074,885   1,502,238
#   Bonavista Energy Corp..............................    564,514   2,665,526
    Boralex, Inc. Class A..............................    650,698   6,969,387
#   Calvalley Petroleum, Inc. Class A..................    175,110     117,135
    Canaccord Genuity Group, Inc.......................  1,881,119   9,444,825
#*  Canacol Energy, Ltd................................     18,725      52,755
    Canam Group, Inc. Class A..........................    938,246   8,232,819
    CanElson Drilling, Inc.............................     66,000     167,766
*   Canfor Corp........................................  1,693,747  42,320,349
    CanWel Building Materials Group, Ltd...............     21,550      96,328
#   Capstone Infrastructure Corp.......................  2,020,867   5,359,504
#*  Capstone Mining Corp...............................  7,765,766   7,089,233
    Cascades, Inc......................................  2,199,423  13,587,370
#   Cathedral Energy Services, Ltd.....................     62,582     115,245
    CCL Industries, Inc. Class B.......................    185,845  19,210,467
*   Celestica, Inc.....................................  4,266,945  47,817,185
    Centerra Gold, Inc.................................  1,344,415   8,062,046
#*  Cequence Energy, Ltd...............................  3,771,733   2,582,362
    Cervus Equipment Corp..............................      1,500      22,582
#*  China Gold International Resources Corp., Ltd......  2,727,237   4,657,358
*   Chinook Energy, Inc................................    853,617     765,817
*   Claude Resources, Inc..............................    811,151     255,340
    Colabor Group, Inc.................................    269,214     699,147
    COM DEV International, Ltd.........................    406,754   1,235,595
#*  Connacher Oil and Gas, Ltd......................... 11,010,228     346,588

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
CANADA -- (Continued)
#*  Copper Mountain Mining Corp........................ 1,617,301 $ 1,260,036
#*  Corridor Resources, Inc............................   189,515     132,737
    Corus Entertainment, Inc. Class B..................    23,300     395,515
    Cott Corp.......................................... 1,529,519  11,627,570
*   Crew Energy, Inc................................... 2,664,812  10,967,944
#*  Delphi Energy Corp................................. 3,555,002   3,273,276
#*  Denison Mines Corp................................. 4,664,765   4,001,412
*   Dominion Diamond Corp..............................   967,488  16,072,772
    Dorel Industries, Inc. Class B.....................   829,041  23,754,925
#*  DragonWave, Inc....................................    65,610      52,666
#*  Dundee Precious Metals, Inc........................ 1,520,056   4,282,522
    E-L Financial Corp., Ltd...........................     1,439     766,655
#*  Eastern Platinum, Ltd..............................   382,017     456,965
    Enbridge Income Fund Holdings, Inc.................    25,870     838,174
*   Endeavour Mining Corp.............................. 1,567,619     740,199
#*  Endeavour Silver Corp..............................   285,973     785,430
#*  Energy Fuels, Inc..................................   113,479     515,288
    Ensign Energy Services, Inc........................   455,128   3,155,487
#*  Epsilon Energy, Ltd................................    43,300     135,621
#   Equitable Group, Inc...............................    41,970   1,829,809
*   Equity Financial Holdings, Inc.....................       300       2,262
*   Essential Energy Services Trust.................... 2,389,090   2,462,979
#   Exchange Income Corp...............................    22,105     384,972
#*  EXFO, Inc..........................................     8,639      29,710
#*  First Majestic Silver Corp.........................   213,747   1,320,464
#*  Fortress Paper, Ltd. Class A.......................    12,405      19,525
#*  Gasfrac Energy Services, Inc.......................    42,951       9,295
    Genesis Land Development Corp......................    25,511      60,631
#   Genworth MI Canada, Inc............................   197,703   4,919,626
#   Glacier Media, Inc.................................    26,100      30,399
#*  GLG Life Tech Corp.................................    24,267       7,639
#*  Golden Star Resources, Ltd......................... 1,786,705     562,432
*   Gran Tierra Energy, Inc............................ 2,153,855   4,661,290
    Guardian Capital Group, Ltd. Class A...............    15,961     203,485
*   Heroux-Devtek, Inc.................................   407,417   3,623,052
#   HNZ Group, Inc.....................................    16,021     274,476
#   HudBay Minerals, Inc............................... 4,485,191  32,649,734
#   Hudson's Bay Co....................................    39,821     733,932
#*  IAMGOLD Corp....................................... 3,154,239   8,439,768
*   Indigo Books & Music, Inc..........................     6,242      51,677
*   Interfor Corp......................................   925,272  16,165,136
    Intertape Polymer Group, Inc.......................   653,542   9,643,435
#*  Ithaca Energy, Inc................................. 3,989,606   3,799,027
#*  Ivanhoe Energy, Inc................................    34,866      12,896
*   Katanga Mining, Ltd................................   363,169      88,599
*   Kingsway Financial Services, Inc...................   303,286   1,754,271
#*  Kirkland Lake Gold, Inc............................   858,876   3,048,344
#*  Lake Shore Gold Corp............................... 8,212,356   7,367,660
#   Laurentian Bank of Canada..........................   755,376  27,826,513
#*  Legacy Oil + Gas, Inc.............................. 4,355,762   5,278,881
*   Leucrotta Exploration, Inc.........................    79,900      59,735
#   Lightstream Resources, Ltd......................... 4,421,434   2,644,440
    Linamar Corp.......................................   625,704  35,842,444

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
CANADA -- (Continued)
#   Liquor Stores N.A., Ltd............................   231,902 $ 2,795,891
#   Long Run Exploration, Ltd.......................... 3,095,664   2,582,359
    Magellan Aerospace Corp............................    10,414     109,410
#   Major Drilling Group International, Inc............   578,951   3,098,187
    Martinrea International, Inc.......................   506,717   3,760,401
*   Maxim Power Corp...................................     3,832       7,901
*   Mega Uranium, Ltd.................................. 1,406,446     132,819
    Melcor Developments, Ltd...........................    38,319     512,347
*   Mercator Minerals, Ltd.............................   861,957          --
#*  Migao Corp.........................................   882,655     680,729
*   Mitel Networks Corp................................   259,814   2,310,454
#   Nevsun Resources, Ltd.............................. 1,338,880   4,625,547
#   New Flyer Industries, Inc..........................    84,052     907,526
*   New Gold, Inc...................................... 2,071,236   9,079,078
    Newalta Corp.......................................   944,663   9,850,307
#*  Niko Resources, Ltd................................   214,057      41,272
#   North American Energy Partners, Inc................    68,121     202,642
#*  North American Palladium, Ltd......................   247,616      41,896
*   NuVista Energy, Ltd................................ 2,319,172  13,031,312
#*  OceanaGold Corp.................................... 6,505,025  14,333,887
    Osisko Gold Royalties, Ltd.........................    47,679     641,242
*   Ovivo, Inc. Class A................................   161,845     264,923
    Pan American Silver Corp........................... 2,095,568  24,539,271
*   Parex Resources, Inc...............................   149,447     809,157
#   Pengrowth Energy Corp..............................   557,623   1,492,027
#*  Perpetual Energy, Inc..............................    53,800      41,069
*   Phoscan Chemical Corp.............................. 2,937,865     653,141
    Pizza Pizza Royalty Corp...........................    23,800     273,456
*   Polaris Minerals Corp..............................    14,700      24,294
#*  Poseidon Concepts Corp.............................   581,697         174
    Precision Drilling Corp............................   228,703   1,168,083
#*  Primero Mining Corp................................ 2,896,209  11,624,039
#   Pulse Seismic, Inc.................................   697,463   1,668,598
#*  QLT, Inc........................................... 1,077,170   4,670,817
#*  Questerre Energy Corp. Class A.....................   738,449     171,435
#*  RB Energy, Inc.....................................   238,050      14,050
    Reitmans Canada, Ltd. Class A......................   295,835   1,885,782
#*  Richmont Mines, Inc................................    61,534     217,430
*   RMP Energy, Inc.................................... 1,894,708   6,456,351
#*  Rock Energy, Inc...................................   164,061     303,410
#   Rocky Mountain Dealerships, Inc....................    51,053     333,470
#   Rogers Sugar, Inc..................................    49,247     177,114
    RONA, Inc.......................................... 3,166,544  31,872,273
*   San Gold Corp......................................   478,925      15,076
#*  Sandstorm Gold, Ltd................................   113,658     457,959
#   Savanna Energy Services Corp....................... 2,313,200   4,095,931
*   Scorpio Mining Corp................................    65,907      10,373
#   Sherritt International Corp........................ 7,277,981  12,256,929
*   Shore Gold, Inc.................................... 1,389,769     257,020
#*  Sierra Wireless, Inc...............................   846,527  30,618,069
#*  Silver Standard Resources, Inc..................... 1,185,515   7,305,094
*   Sonde Resources Corp...............................   463,104       1,822
#*  Southern Pacific Resource Corp.....................   156,000         614

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
CANADA -- (Continued)
#*  Sprott Resource Corp...............................  2,169,141 $  2,953,186
#   Sprott, Inc........................................  1,578,971    3,479,278
#   Spyglass Resources Corp............................  2,765,958      609,482
*   St Andrew Goldfields, Ltd..........................    764,897      189,614
*   Stornoway Diamond Corp.............................    147,408       62,643
#   Strad Energy Services, Ltd.........................     22,664       58,145
    Stuart Olson, Inc..................................    203,146    1,029,559
#   Superior Plus Corp.................................    401,852    3,858,184
#   Surge Energy, Inc..................................  1,995,679    4,036,275
#*  TAG Oil, Ltd.......................................    219,320      248,541
*   Taseko Mines, Ltd..................................    914,668      655,031
#*  Tembec, Inc........................................    614,867    1,364,543
#*  Teranga Gold Corp.(B4L8QT1)........................    832,294      395,441
*   Teranga Gold Corp.(B5TDK82)........................  4,294,990    2,129,412
#*  Tethys Petroleum, Ltd..............................    313,719       44,440
#*  Thompson Creek Metals Co., Inc.....................  4,554,775    5,663,449
*   Timmins Gold Corp..................................  1,792,110    1,960,363
*   TLC Vision Corp....................................    829,259           --
#   TMX Group, Ltd.....................................     14,718      545,193
#   TORC Oil & Gas, Ltd................................  1,046,833    6,796,547
#   Torstar Corp. Class B..............................    624,031    3,368,893
#*  Touchstone Exploration, Inc........................  1,231,424      329,491
    Transcontinental, Inc. Class A.....................  1,629,923   19,407,205
#   TransGlobe Energy Corp.............................    488,837    1,423,386
    Trinidad Drilling, Ltd.............................  3,279,631   11,020,716
#   Twin Butte Energy, Ltd.............................  3,666,736    2,077,634
#*  Uex Corp...........................................    511,631      106,699
    Uni-Select, Inc....................................     64,349    1,595,179
    Valener, Inc.......................................    140,517    1,872,159
*   Wesdome Gold Mines, Ltd............................     23,000       23,530
    West Fraser Timber Co., Ltd........................  1,092,522   62,746,719
    Western Energy Services Corp.......................    944,054    3,900,436
    Westjet Airlines, Ltd..............................     77,143    1,852,840
    Whistler Blackcomb Holdings, Inc...................     39,397      619,463
#   Whitecap Resources, Inc............................     19,097      186,506
*   Xtreme Drilling and Coil Services Corp.............    560,429      727,715
*   Yangarra Resources, Ltd............................     59,775       47,041
#*  Yellow Pages, Ltd..................................     74,697    1,032,837
#   Zargon Oil & Gas, Ltd..............................    226,299      701,675
                                                                   ------------
TOTAL CANADA...........................................             924,921,804
                                                                   ------------
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc.............................    707,267       72,023
    Zhuhai Holdings Investment Group, Ltd.............. 10,362,000    1,787,475
                                                                   ------------
TOTAL CHINA............................................               1,859,498
                                                                   ------------
DENMARK -- (1.7%)
*   Alm Brand A.S......................................  2,358,288   12,209,202
*   Auriga Industries A.S. Class B.....................      3,891      184,122
#*  Bang & Olufsen A.S.................................    162,418    1,123,269
    BankNordik P/F.....................................        616        9,774
    Brodrene Hartmann A.S..............................     49,034    1,298,270

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
DENMARK -- (Continued)
#   D/S Norden A.S.....................................   591,387 $ 12,230,939
    Dfds A.S...........................................   117,883   11,365,856
    Djurslands Bank A.S................................     6,785      203,262
    East Asiatic Co., Ltd. A.S.........................   153,527    1,212,795
*   GPV Industri A.S. Series B.........................     6,000           --
*   Greentech Energy Systems A.S.......................    18,060       19,260
*   H+H International A.S. Class B.....................    58,677      335,087
    Harboes Bryggeri A.S. Class B......................    20,575      282,499
*   Jyske Bank A.S.....................................   213,816    9,678,007
    Lan & Spar Bank....................................     5,706      367,838
    NKT Holding A.S....................................   137,413    7,058,569
#   Nordjyske Bank A.S.................................    14,034      214,996
    Norresundby Bank A.S...............................     5,455      322,801
*   Parken Sport & Entertainment A.S...................     1,495       13,583
    PER Aarsleff A.S. Class B..........................    41,163    9,252,903
    Ringkjoebing Landbobank A.S........................       720      135,390
    Rockwool International A.S. Class B................     3,628      387,404
    Schouw & Co........................................   314,999   14,618,778
#   Solar A.S. Class B.................................     6,532      288,522
    Spar Nord Bank A.S.................................   696,023    6,275,548
*   Sydbank A.S........................................   831,335   23,418,069
*   TK Development A.S................................. 1,056,373    1,443,043
*   Topsil Semiconductor Matls.........................   328,978       22,705
#   United International Enterprises...................       241       36,133
*   Vestas Wind Systems A.S............................ 2,610,187  101,415,192
*   Vestjysk Bank A.S..................................   130,615      170,345
                                                                  ------------
TOTAL DENMARK..........................................            215,594,161
                                                                  ------------
FINLAND -- (2.3%)
    Ahlstrom Oyj.......................................    50,307      454,505
    Aktia Bank Oyj.....................................    95,574    1,078,222
    Amer Sports Oyj....................................    32,417      618,262
    Apetit Oyj.........................................    64,219    1,118,324
    Aspo Oyj...........................................     3,039       23,670
    Atria Oyj..........................................   135,000    1,179,941
    Bank of Aland P.L.C. Class A.......................     5,030       70,854
*   Biotie Therapies Oyj...............................     4,759        1,005
#   Cargotec Oyj.......................................   533,718   17,096,379
    Cramo Oyj..........................................   215,399    3,321,693
    Digia Oyj..........................................    27,963      107,099
*   Finnair Oyj........................................ 1,307,133    4,864,463
#*  Finnlines Oyj......................................   614,000   11,099,407
#   Fiskars Oyj Abp....................................    88,230    1,852,600
    Glaston Oyj Abp....................................    32,935       16,017
    HKScan Oyj Class A.................................   472,094    2,056,010
    Huhtamaki Oyj...................................... 1,725,918   47,316,472
#   Kemira Oyj......................................... 2,113,620   24,181,679
    Kesko Oyj Class A..................................     7,652      267,264
    Kesko Oyj Class B..................................   949,742   34,705,841
*   Lemminkainen Oyj...................................   104,048    1,294,827
    Metsa Board Oyj.................................... 4,546,084   27,164,141
#   Munksjo Oyj........................................    27,842      295,084
#   Neste Oil Oyj...................................... 1,605,246   44,639,342

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
FINLAND -- (Continued)
    Okmetic Oyj........................................   297,467 $  1,780,416
*   Oriola-KD Oyj Class A..............................     2,365        9,683
*   Oriola-KD Oyj Class B..............................   710,159    2,894,769
#*  Outokumpu Oyj...................................... 5,013,211   27,123,596
*   Poyry Oyj..........................................    10,061       33,088
    Raisio Oyj Class V................................. 1,404,262    6,746,892
    Saga Furs Oyj......................................    18,354      479,362
#   Sanoma Oyj......................................... 1,578,309    9,938,792
    SRV Group Oyj......................................     4,046       14,765
#   Stockmann Oyj Abp..................................   110,886      769,386
    Tikkurila Oyj......................................   213,907    3,859,679
    Viking Line Abp....................................    16,240      324,680
#   YIT Oyj............................................   847,776    4,937,772
                                                                  ------------
TOTAL FINLAND..........................................            283,735,981
                                                                  ------------
FRANCE -- (3.8%)
    Actia Group........................................    68,208      423,056
#*  Air France-KLM..................................... 2,782,561   24,501,492
    Albioma SA.........................................     8,554      158,956
    Altamir............................................    68,975      807,637
    April SA...........................................     7,583       94,225
#   Aubay..............................................    69,484      863,903
    Audika Groupe......................................       390        5,667
#   Bigben Interactive.................................     2,948       12,617
    Bollore SA......................................... 8,885,889   38,243,806
    Bonduelle S.C.A....................................   192,135    4,330,335
    Bongrain SA........................................   139,659    8,503,864
    Burelle SA.........................................    11,385    8,471,800
#*  Cegedim SA.........................................    45,424    1,646,867
    Cegid Group........................................    60,868    2,191,384
#*  CGG SA.............................................   865,937    4,797,168
*   Chargeurs SA.......................................    83,129      480,864
*   Cie des Alpes......................................    79,098    1,412,832
*   Club Mediterranee SA...............................   401,470   11,188,118
    Derichebourg SA.................................... 1,326,962    5,158,659
    Devoteam SA........................................     8,490      163,255
#*  Eramet.............................................    39,469    3,160,932
#*  Esso SA Francaise..................................    35,995    1,488,993
#   Exel Industries Class A............................       331       17,202
    Faiveley Transport SA..............................    13,467      816,938
    Fleury Michon SA...................................    24,291    1,381,091
    Gaumont SA.........................................    22,166      926,693
    Gevelot SA.........................................     4,329      610,987
#   GL Events..........................................   104,226    1,941,284
    Groupe Crit........................................     5,037      221,011
    Groupe Flo.........................................    50,246      125,284
*   Groupe Fnac........................................   110,776    5,556,205
*   Groupe Open........................................       863       10,964
    Guerbet............................................    49,533    1,840,766
#*  Hi-Media SA........................................   367,546      955,252
*   Immobiliere Hoteliere SA...........................    27,700           --
    IPSOS..............................................   136,072    3,545,530
    Jacquet Metal Service..............................   240,666    4,197,758

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
FRANCE -- (Continued)
    Korian-Medica......................................   113,174 $ 4,280,022
    Lagardere SCA...................................... 1,173,128  32,086,235
    Lanson-BCC.........................................       333      11,999
*   Le Noble Age.......................................     8,397     189,100
    LISI...............................................   254,080   6,310,085
*   Manitou BF SA......................................     6,758      99,212
    Manutan International..............................    24,868   1,123,621
    Mersen.............................................   207,324   4,897,618
    MGI Coutier........................................   102,540   1,558,036
    Montupet...........................................   151,681  12,037,118
    Mr Bricolage.......................................   114,065   1,832,863
#   Naturex............................................     8,872     464,229
#*  Nexans SA..........................................   668,322  21,049,293
    Nexity SA..........................................   589,120  23,197,003
*   NRJ Group..........................................    10,560      79,120
#*  Onxeo..............................................    22,114     153,679
#*  Orco Property Group SA.............................   109,892      44,529
    Paris Orleans SA...................................     3,220      62,937
*   Parrot SA..........................................    12,723     272,898
*   Peugeot SA......................................... 3,646,402  52,560,735
#*  Pierre & Vacances SA...............................   105,867   3,020,752
    Plastic Omnium SA..................................   848,007  24,345,924
    PSB Industries SA..................................    14,426     658,873
    Rallye SA..........................................   516,699  19,374,344
*   Recylex SA.........................................    78,137     168,112
    Robertet SA........................................       409      75,949
    Saft Groupe SA.....................................    38,298   1,221,604
    Samse SA...........................................       243      29,222
    Seche Environnement SA.............................    25,234     595,234
*   Securidev SA.......................................    16,908     724,621
#*  Sequana SA.........................................   561,266   1,619,647
    Societe des Bains de Mer et du Cercle des
      Etrangers a Monaco...............................    70,051   3,480,501
    Societe Internationale de Plantations d'Heveas SA..     2,071      75,921
    Societe Television Francaise 1.....................   336,797   5,301,811
#*  SOITEC............................................. 4,222,858   4,190,362
    Sopra Steria Group.................................   139,055  10,828,113
#*  Spir Communication SA..............................    26,393     450,773
#*  Ste Industrielle d'Aviation Latecoere SA...........   131,916   1,681,460
    Stef SA............................................       153       8,818
    Sword Group........................................    50,923   1,121,607
*   Technicolor SA.....................................   671,953   4,014,053
    Teleperformance....................................   569,564  40,806,898
#   TFF Group..........................................     5,276     392,307
#*  Theolia SA......................................... 1,162,773     722,663
#   Total Gabon........................................     1,627     558,917
    Touax SA...........................................     6,140     103,046
    Trigano SA.........................................   183,303   5,471,060
*   UBISOFT Entertainment.............................. 1,170,057  23,486,970
    Vicat..............................................    68,743   4,827,876
    Vilmorin & Cie SA..................................    14,882   1,309,381

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
FRANCE -- (Continued)
    Vranken-Pommery Monopole SA........................    89,380 $  2,421,811
                                                                  ------------
TOTAL FRANCE...........................................            465,652,357
                                                                  ------------
GERMANY -- (4.5%)
#*  AAP Implantate AG..................................    27,916       81,774
    Aareal Bank AG..................................... 1,211,034   45,857,242
#*  ADVA Optical Networking SE.........................   461,286    1,524,794
#*  Air Berlin P.L.C...................................   145,784      179,498
#   Allgeier SE........................................    37,499      645,747
*   Analytik Jena AG...................................   114,784    1,811,549
*   AS Creation Tapeten................................    22,155      683,149
    Aurubis AG......................................... 1,045,241   56,666,043
*   Balda AG...........................................   638,978    2,154,043
#*  Bauer AG...........................................   196,702    3,598,976
    BayWa AG...........................................   113,067    4,447,484
    Bechtle AG.........................................    54,412    4,598,181
#   Bilfinger SE.......................................   524,052   27,378,150
    Biotest AG.........................................    48,229    5,359,683
    Borussia Dortmund GmbH & Co. KGaA..................   463,155    2,086,335
    Celesio AG.........................................   763,750   22,624,778
    CENTROTEC Sustainable AG...........................    68,181    1,017,054
    Comdirect Bank AG..................................   218,286    2,169,016
#   CropEnergies AG....................................    77,162      235,694
    Data Modul AG......................................    21,919      678,302
    DEAG Deutsche Entertainment AG.....................   177,932    1,564,677
    Deutsche Beteiligungs AG...........................     6,406      198,854
    Deutz AG........................................... 1,372,968    6,329,204
    DMG Mori Seiki AG.................................. 1,351,692   44,275,356
    Dr Hoenle AG.......................................     7,168      145,492
    Draegerwerk AG & Co. KGaA..........................    12,687    1,015,640
    Duerr AG...........................................   115,528   10,514,348
    Eckert & Ziegler AG................................    45,175    1,072,115
    Elmos Semiconductor AG.............................   206,426    4,083,481
#*  Euromicron AG......................................    49,690      635,434
*   First Sensor AG....................................    10,325      111,099
    Freenet AG.........................................   527,711   15,712,810
    Gesco AG...........................................    12,443      975,681
    GFK SE.............................................     3,166      126,057
    GFT Technologies AG................................   331,463    5,090,547
    Grammer AG.........................................   289,640   11,518,652
*   H&R AG.............................................     4,078       30,971
#*  Heidelberger Druckmaschinen AG..................... 5,333,749   12,521,185
    Homag Group AG.....................................    10,371      404,766
    Hornbach Baumarkt AG...............................    29,871    1,088,724
    Indus Holding AG...................................   111,478    4,862,522
    Isra Vision AG.....................................    64,342    3,956,772
    Jenoptik AG........................................ 1,048,359   14,027,311
*   Joyou AG...........................................    42,070      582,279
*   Kampa AG...........................................    31,214          494
*   Kloeckner & Co. SE................................. 2,953,699   30,433,224
*   Koenig & Bauer AG..................................    38,019      502,429
*   Kontron AG......................................... 1,114,011    6,586,022
    Krones AG..........................................       946       89,561

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
GERMANY -- (Continued)
    KSB AG.............................................     6,000 $  3,057,562
    KWS Saat AG........................................    15,796    4,827,045
    Leifheit AG........................................    53,391    2,923,190
    Leoni AG...........................................   204,824   12,778,133
#*  Manz AG............................................    45,610    3,266,817
*   Mediclin AG........................................   821,006    3,235,221
*   Medigene AG........................................     5,212       22,333
    MLP AG.............................................   141,840      562,508
*   Mosaic Software AG.................................    12,800           --
    Nexus AG...........................................   188,043    2,722,953
*   Nordex SE.......................................... 1,051,180   20,288,003
*   Osram Licht AG.....................................   172,089    7,910,625
*   Patrizia Immobilien AG.............................   261,369    4,583,151
#   PNE Wind AG........................................   924,122    2,301,986
    Progress-Werk Oberkirch AG.........................     2,128       93,074
    Puma SE............................................       686      130,566
*   PVA TePla AG.......................................     2,822        4,755
#*  QIAGEN NV..........................................    87,085    1,992,432
    Rheinmetall AG.....................................   887,999   38,426,833
*   Rohwedder AG.......................................    44,910           --
    SAF-Holland SA.....................................   565,795    8,355,368
#   Salzgitter AG......................................   689,612   18,799,386
#*  Singulus Technologies AG........................... 1,258,255    1,206,569
    Sixt SE............................................   293,403   11,368,838
#*  SKW Stahl-Metallurgie Holding AG...................    59,357      304,341
#*  SMA Solar Technology AG............................    86,896    1,056,380
    SMT Scharf AG......................................       831       13,349
#*  Solarworld AG......................................     6,393       82,764
    Stroeer Media SE...................................     3,943      114,768
#   Suedzucker AG......................................   599,340    7,536,236
#   Surteco SE.........................................    13,337      369,043
#*  Suss Microtec AG...................................   318,135    1,671,782
    Syzygy AG..........................................   160,274    1,407,421
#   TAG Immobilien AG..................................   668,472    8,682,969
    Technotrans AG.....................................    49,074      542,329
*   Tom Tailor Holding AG..............................   114,168    1,401,756
#   Tomorrow Focus AG..................................    27,749      117,331
    UMS United Medical Systems International AG........    59,891      678,214
*   VERBIO Vereinigte BioEnergie AG....................    71,199      144,323
#   Vossloh AG.........................................    27,018    1,729,926
    VTG AG.............................................   204,039    4,897,914
#   Wacker Chemie AG...................................    17,818    1,907,844
    Wacker Neuson SE...................................   488,712    9,898,631
#   Zeal Network SE....................................    11,323      476,857
                                                                  ------------
TOTAL GERMANY..........................................            554,144,725
                                                                  ------------
GREECE -- (0.0%)
*   Alapis Holding Industrial and Commercial SA of
      Pharmaceutical Chemical Products.................   173,961           --
*   Atlantic Supermarkets SA...........................   129,593           --
*   Bank of Cyprus Pcl.................................         1           --
*   Ergas SA...........................................   104,948           --
*   Etma Rayon SA......................................    39,176           --

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
GREECE -- (Continued)
*   Michaniki SA.......................................     986,718 $        --
*   T Bank SA..........................................   1,210,617          --
*   Themeliodomi SA....................................     140,360          --
*   Tropea Holding SA..................................       4,581       1,941
                                                                    -----------
TOTAL GREECE...........................................                   1,941
                                                                    -----------
HONG KONG -- (2.5%)
    Alco Holdings, Ltd.................................      88,000      16,899
    Allan International Holdings.......................      10,000       2,769
#   Allied Group, Ltd..................................   2,157,000   9,164,010
    Allied Properties HK, Ltd..........................  40,152,372   7,973,185
*   Apac Resources, Ltd................................   1,356,070      19,676
    APT Satellite Holdings, Ltd........................     452,750     615,784
#   Asia Financial Holdings, Ltd.......................   4,238,106   1,812,905
    Asia Standard Hotel Group, Ltd.....................   2,311,359     357,777
    Asia Standard International Group, Ltd.............   4,381,756   1,028,802
    Associated International Hotels, Ltd...............   1,683,000   5,068,433
*   Bel Global Resources Holdings, Ltd.................  16,756,000          --
    Century City International Holdings, Ltd...........  31,035,300   2,395,090
    Champion Technology Holdings, Ltd.................. 121,067,373   2,414,398
    Chen Hsong Holdings................................   2,048,000     546,542
    Cheuk Nang Holdings, Ltd...........................   4,368,193   3,965,734
*   Cheung Wo International Holdings, Ltd..............     168,000      13,424
    Chevalier International Holdings, Ltd..............   2,603,418   4,468,177
*   China Billion Resources, Ltd.......................  64,707,136          --
#*  China Daye Non-Ferrous Metals Mining, Ltd..........   9,598,000     173,534
*   China Energy Development Holdings, Ltd.............   6,700,000     127,346
    China Motor Bus Co., Ltd...........................      27,200     316,412
*   China Renji Medical Group, Ltd.....................   9,249,100     270,224
*   China Star Entertainment, Ltd......................  30,600,000     486,846
    Chinney Investments, Ltd...........................   1,924,000     310,369
    Chong Hing Bank, Ltd...............................      36,201      81,485
    Chu Kong Shipping Enterprise Group Co., Ltd........   4,222,000   1,119,521
    Chuang's China Investments, Ltd....................  20,949,610   1,422,408
    Chuang's Consortium International, Ltd.............  24,739,155   3,066,767
    CNT Group, Ltd.....................................     164,000       9,524
    CSI Properties, Ltd................................ 119,575,476   4,608,768
*   CST Mining Group, Ltd.............................. 100,944,000     573,322
    Dah Sing Banking Group, Ltd........................     633,888   1,057,536
    Dah Sing Financial Holdings, Ltd...................   1,744,156  10,042,382
*   Dan Form Holdings Co., Ltd.........................  19,223,896   3,071,623
    Dickson Concepts International, Ltd................     336,500     158,167
    Dorsett Hospitality International, Ltd.............   2,225,000     367,317
    EcoGreen Fine Chemicals Group, Ltd.................     952,000     262,146
#   Emperor Entertainment Hotel, Ltd...................     660,000     155,647
#   Emperor International Holdings, Ltd................  33,964,333   7,696,830
    Emperor Watch & Jewellery, Ltd.....................  19,220,000     827,623
*   EPI Holdings, Ltd..................................  48,996,388     802,980
*   eSun Holdings, Ltd.................................  18,512,400   1,696,240
*   Ezcom Holdings, Ltd................................      67,280          --
    Far East Consortium International, Ltd.............  17,616,904   6,884,225
    Fountain SET Holdings, Ltd.........................  17,876,000   1,861,001
*   Frontier Services Group, Ltd.......................   1,721,609     242,224

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)
*   G-Resources Group, Ltd............................. 182,901,000 $ 5,189,497
    Get Nice Holdings, Ltd.............................  88,788,000   4,048,494
*   Global Brands Group Holding, Ltd...................  21,040,000   3,964,117
    Gold Peak Industries Holding, Ltd..................   7,170,907     795,083
    Golden Resources Development International, Ltd....  11,811,000     702,072
*   Grande Holdings, Ltd. (The)........................   3,082,000      30,612
    Great Eagle Holdings, Ltd..........................   3,044,159  10,136,855
    Guangnan Holdings, Ltd.............................   3,604,000     514,807
*   Hao Tian Development Group, Ltd....................   8,208,000     349,683
    Harbour Centre Development, Ltd....................   2,295,000   4,192,593
    High Fashion International, Ltd....................     996,000     330,820
#   HKR International, Ltd.............................  17,395,998   8,935,823
    Hon Kwok Land Investment Co., Ltd..................   7,798,935   2,579,991
*   Hong Fok Land, Ltd.................................   4,248,000          --
    Hong Kong Ferry Holdings Co., Ltd..................   1,801,000   2,027,206
*   Hong Kong Television Network, Ltd..................     725,000     314,456
    Hongkong & Shanghai Hotels (The)...................   1,243,931   1,779,611
#   Hongkong Chinese, Ltd..............................  23,995,100   4,206,662
    Hopewell Holdings, Ltd.............................   3,539,500  13,264,678
#   Hsin Chong Construction Group, Ltd.................   6,916,000     783,767
    Hung Hing Printing Group, Ltd......................   8,545,275   1,156,835
*   International Standard Resources Holdings, Ltd.....  40,102,500   1,915,695
    IPE Group, Ltd.....................................   3,000,000     270,886
*   IRC, Ltd...........................................  11,804,000     718,959
    ITC Corp., Ltd.....................................     969,046      86,162
#   ITC Properties Group, Ltd..........................   1,126,720     549,252
*   Jinchang Pharmaceutical Holdings, Ltd..............     507,600          --
*   Jinhui Holdings Co., Ltd...........................   1,108,000     174,694
#   K Wah International Holdings, Ltd..................  13,725,141   7,405,247
    Kantone Holdings, Ltd..............................   3,338,397     409,098
    Keck Seng Investments..............................   2,936,000   2,611,102
*   King Stone Energy Group, Ltd.......................   2,255,000      55,763
#   Kingston Financial Group, Ltd......................  14,951,424   1,715,754
    Kowloon Development Co., Ltd.......................   9,648,277  11,256,945
    Kwoon Chung Bus Holdings, Ltd......................     150,000      78,578
    Lai Sun Development Co., Ltd....................... 328,342,666   7,346,383
    Lai Sun Garment International, Ltd.................  41,403,669   5,315,396
    Lam Soon Hong Kong, Ltd............................     139,250     112,437
    Lerado Group Holding Co., Ltd......................   5,140,000     351,416
    Lippo China Resources, Ltd.........................  12,714,000     433,243
    Lippo, Ltd.........................................   4,694,500   2,585,671
#   Liu Chong Hing Investment, Ltd.....................   3,506,000   4,323,890
    Luen Thai Holdings, Ltd............................     944,000     183,247
    Luks Group Vietnam Holdings Co., Ltd...............   1,002,642     308,530
    Magnificent Estates................................  39,120,600   1,712,121
    Man Yue Technology Holdings, Ltd...................   1,540,000     225,521
    Ming Fai International Holdings, Ltd...............     338,000      36,123
*   Ming Fung Jewellery Group, Ltd.....................   2,010,000      19,345
#   Miramar Hotel & Investment.........................   1,714,000   2,171,861
#*  Mongolian Mining Corp..............................  22,828,750     902,658
    Nanyang Holdings, Ltd..............................     101,350     638,097
    National Electronic Hldgs..........................   5,126,408     665,709
*   Neo-Neon Holdings, Ltd.............................   7,654,000   1,190,622

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)
*   Neptune Group, Ltd.................................  65,140,000 $ 1,005,262
    New Century Group Hong Kong, Ltd...................     648,000      11,477
*   New Times Energy Corp., Ltd........................   9,039,450     238,059
    Next Media, Ltd....................................   3,814,000     337,898
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd..............................................  14,065,000     870,616
    Orient Overseas International, Ltd.................     739,500   4,819,304
*   Orient Power Holdings, Ltd.........................   2,182,573          --
#   Oriental Watch Holdings............................   1,682,000     298,852
    Pacific Andes International Holdings, Ltd..........  83,154,890   2,846,422
    Pacific Basin Shipping, Ltd........................  22,397,000   8,259,132
    Paliburg Holdings, Ltd.............................  11,753,041   3,924,159
*   Ping Shan Tea Group, Ltd...........................  17,972,000     171,080
#   Playmates Holdings, Ltd............................   3,153,700   3,063,644
    Pokfulam Development Co............................     268,000     412,855
    Polytec Asset Holdings, Ltd........................  45,009,190   6,079,768
    Public Financial Holdings, Ltd.....................     858,444     409,690
    PYI Corp., Ltd..................................... 102,188,086   2,131,156
    Regal Hotels International Holdings, Ltd...........   9,264,623   5,756,031
*   Richfield Group Holdings, Ltd......................   6,008,000     228,204
    Rivera Holdings, Ltd...............................   4,405,468     216,004
    SEA Holdings, Ltd..................................   2,019,000   1,354,796
    Shun Tak Holdings, Ltd.............................  48,596,546  22,208,257
    Simsen International Corp., Ltd....................      78,000      17,205
    Sing Tao News Corp., Ltd...........................     334,000      49,061
    Singamas Container Holdings, Ltd...................  10,154,000   1,634,948
#*  SOCAM Development, Ltd.............................   4,380,120   3,980,297
#   Soundwill Holdings, Ltd............................     878,000   1,424,579
*   South China China, Ltd.............................  10,649,216   1,081,088
*   South China Land, Ltd..............................  13,071,066     226,361
#   Sun Hung Kai & Co., Ltd............................   3,747,688   3,360,248
*   Symphony Holdings, Ltd.............................   2,232,249     178,809
    TAI Cheung Holdings, Ltd...........................   4,638,000   3,852,731
    Tai Sang Land Development, Ltd.....................     110,741      55,779
*   Talent Property Group, Ltd.........................   1,665,000      20,877
#   Tan Chong International, Ltd.......................   3,984,000   1,323,797
*   Taung Gold International, Ltd......................   3,750,000      81,403
    Tern Properties Co., Ltd...........................     168,000     133,516
    Tian Teck Land, Ltd................................     786,000     921,089
    Transport International Holdings, Ltd..............      12,000      29,590
#   Trinity, Ltd.......................................   5,810,000   1,131,285
*   Up Energy Development Group, Ltd...................   1,236,000      90,874
    Upbest Group, Ltd..................................   2,534,000     722,978
*   Vedan International Holdings, Ltd..................   4,352,000     228,897
    Victory City International Holdings, Ltd...........  26,469,316   3,768,771
    VST Holdings, Ltd..................................     828,000     264,732
#*  Willie International Holdings, Ltd.................   4,480,000      90,418
    Win Hanverky Holdings, Ltd.........................      84,000      10,059
    Wing On Co. International, Ltd.....................   2,756,500   8,739,616
    Wing Tai Properties, Ltd...........................   1,588,749   1,009,266
    Wong's International Hldgs.........................      41,000      13,924
    Yau Lee Holdings, Ltd..............................   1,409,750     315,705

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
    Yugang International, Ltd.......................... 18,896,000 $    230,014
                                                                   ------------
TOTAL HONG KONG........................................             308,260,722
                                                                   ------------
IRELAND -- (0.5%)
    Aer Lingus Group P.L.C.............................  1,504,991    3,634,132
    C&C Group P.L.C....................................  1,398,234    5,450,040
    Dragon Oil P.L.C...................................     47,857      397,245
    FBD Holdings P.L.C.................................     64,897      805,802
    Kingspan Group P.L.C...............................     36,810      665,100
    Smurfit Kappa Group P.L.C..........................  1,849,987   45,482,484
                                                                   ------------
TOTAL IRELAND..........................................              56,434,803
                                                                   ------------
ISRAEL -- (0.6%)
#*  Africa Israel Investments, Ltd.....................  3,026,773    2,676,862
*   AL-ROV Israel, Ltd.................................    103,774    2,807,927
    Albaad Massuot Yitzhak, Ltd........................          4           55
*   Alon Blue Square Israel, Ltd.......................    167,270      420,556
*   AudioCodes, Ltd....................................      7,544       38,529
*   Azorim-Investment Development & Construction Co.,
      Ltd..............................................    124,082       90,497
#*  Clal Biotechnology Industries, Ltd.................     47,809       42,096
*   Clal Insurance Enterprises Holdings, Ltd...........    374,995    5,420,592
#   Delta-Galil Industries, Ltd........................     65,620    1,883,090
    Direct Insurance Financial Investments, Ltd........     98,055      534,376
*   El Al Israel Airlines..............................  1,640,647      306,683
#   Elron Electronic Industries, Ltd...................    225,063      965,715
*   Equital, Ltd.......................................      3,735       49,475
    First International Bank Of Israel, Ltd............    586,319    7,355,636
    Formula Systems 1985, Ltd..........................    146,024    3,034,090
#*  Gilat Satellite Networks, Ltd......................    116,216      531,666
#*  Hadera Paper, Ltd..................................      6,561      114,043
    Harel Insurance Investments & Financial Services,
      Ltd..............................................  2,370,302   10,549,868
*   Israel Discount Bank, Ltd. Class A................. 10,943,655   17,098,296
    Israel Land Development Co., Ltd. (The)............     39,194      130,570
*   Jerusalem Oil Exploration..........................    204,768    6,062,656
    Meitav DS Investments, Ltd.........................     10,434       27,467
    Menorah Mivtachim Holdings, Ltd....................    296,579    2,608,642
    Migdal Insurance & Financial Holding, Ltd..........    455,895      542,777
    Neto ME Holdings, Ltd..............................      1,339       66,810
#*  Oil Refineries, Ltd................................  7,890,707    2,295,275
    Ormat Industries...................................    387,946    2,718,237
    Phoenix Holdings, Ltd. (The).......................    733,233    2,068,846
*   Protalix BioTherapeutics, Inc......................         --           --
    Scope Metals Group, Ltd............................        743        7,240
#   Shufersal, Ltd.....................................     70,276      144,667
*   Summit Real Estate Holdings, Ltd...................     71,061      240,868
*   Tower Semiconductor, Ltd...........................     31,287      472,945
*   Union Bank of Israel...............................    597,641    1,942,715
                                                                   ------------
TOTAL ISRAEL...........................................              73,249,767
                                                                   ------------
ITALY -- (3.7%)
#*  Aeffe SpA..........................................     99,325      208,997
    Alerion Cleanpower SpA.............................     51,836      140,154

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
ITALY -- (Continued)
#*  Arnoldo Mondadori Editore SpA.....................     167,124 $    174,235
    Astaldi SpA.......................................      45,706      290,541
#*  Banca Carige SpA..................................   3,897,893      261,004
    Banca Finnat Euramerica SpA.......................     210,745      123,601
*   Banca Popolare dell'Emilia Romagna SC.............  11,748,516   79,233,648
#*  Banca Popolare dell'Etruria e del Lazio SC........     247,694      145,491
*   Banca Popolare di Milano Scarl.................... 122,002,394   97,659,569
    Banca Popolare di Sondrio SCARL...................   2,573,583    9,993,217
    Banco di Desio e della Brianza SpA................      58,628      151,414
*   Banco Popolare SC.................................   6,352,203   80,163,561
*   Brioschi Sviluppo Immobiliare SpA.................     321,080       35,708
#   Buzzi Unicem SpA..................................   1,476,666   18,128,265
*   Caltagirone Editore SpA...........................     713,490      719,108
#   Cementir Holding SpA..............................   2,010,356   13,450,539
*   CIR-Compagnie Industriali Riunite SpA.............   6,254,254    6,902,255
    Credito Emiliano SpA..............................     185,599    1,444,049
*   Credito Valtellinese SC...........................  20,793,067   23,397,193
#   d'Amico International Shipping SA.................   2,067,380    1,150,789
    Danieli & C Officine Meccaniche SpA...............      18,391      450,921
    De'Longhi SpA.....................................     822,258   14,822,552
*   DeA Capital SpA...................................     333,959      661,776
*   Delclima..........................................     846,828    1,871,128
    El.En. SpA........................................      13,023      453,751
    Elica SpA.........................................      11,560       23,495
    ERG SpA...........................................     554,544    6,602,896
*   Eurotech SpA......................................     635,731    1,477,109
    Falck Renewables SpA..............................   1,774,764    1,957,213
*   Finmeccanica SpA..................................      32,479      354,722
    FNM SpA...........................................   1,639,768    1,005,398
*   Gruppo Editoriale L'Espresso SpA..................     266,936      337,551
*   IMMSI SpA.........................................   3,387,563    2,433,256
#*  Intek Group SpA...................................   5,359,454    2,038,474
#   Italcementi SpA...................................   3,450,840   23,757,922
    Italmobiliare SpA.................................     170,500    4,399,177
#*  Prelios SpA.......................................     508,672      171,165
*   Reno de Medici SpA................................   1,545,300      526,886
#*  Retelit SpA.......................................   1,375,990      864,577
#*  Safilo Group SpA..................................     535,558    7,636,760
*   Snia SpA..........................................     271,793           --
    Societa Cattolica di Assicurazioni S.c.r.l........     318,806    2,458,804
    Societa Iniziative Autostradali e Servizi SpA.....      32,320      323,138
    SOL SpA...........................................      73,545      581,836
    Trevi Finanziaria Industriale SpA.................     201,103      608,488
*   Uni Land SpA......................................      37,715           --
    Unipol Gruppo Finanziario SpA.....................   6,281,992   31,681,554
    UnipolSai SpA.....................................   7,487,660   20,755,735
    Vianini Lavori SpA................................     344,977    2,059,456
                                                                   ------------
TOTAL ITALY...........................................              464,089,078
                                                                   ------------
JAPAN -- (23.6%)
    A&D Co., Ltd......................................     199,000      830,538
    Achilles Corp.....................................   2,498,000    3,207,343
    ADEKA Corp........................................     782,000    9,592,921

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
#   Aeon Co., Ltd......................................   562,648 $ 5,942,763
    Agro-Kanesho Co., Ltd..............................    46,400     424,356
    Ahresty Corp.......................................   541,300   2,943,578
    Aichi Bank, Ltd. (The).............................   203,600   9,990,428
    Aichi Corp.........................................   182,000     887,466
    Aichi Steel Corp................................... 2,128,000   8,821,923
    Aichi Tokei Denki Co., Ltd.........................    32,000      88,442
    Aida Engineering, Ltd..............................   310,107   3,065,860
*   Aigan Co., Ltd.....................................   370,100     786,029
    Airport Facilities Co., Ltd........................   527,600   3,108,489
    Aisan Industry Co., Ltd............................   473,730   4,130,180
    Aizawa Securities Co., Ltd.........................    63,574     318,081
    Akita Bank, Ltd. (The)............................. 4,520,000  12,533,635
#   Alconix Corp.......................................   106,800   1,649,614
#   Alpen Co., Ltd.....................................   384,800   5,652,413
    Alpha Corp.........................................    32,600     330,118
    Alpha Systems, Inc.................................    45,960     610,529
    Alpine Electronics, Inc............................   445,100   6,883,630
    Alps Logistics Co., Ltd............................    37,600     433,702
    AOI Electronic Co., Ltd............................    36,200   1,630,559
    AOI Pro, Inc.......................................     4,700      31,120
    AOKI Holdings, Inc.................................   305,822   3,548,718
    Aomori Bank, Ltd. (The)............................ 1,140,000   3,368,922
    Aoyama Trading Co., Ltd............................ 1,425,299  47,903,363
    Arakawa Chemical Industries, Ltd...................   369,100   3,747,624
    Arata Corp.........................................    29,000      79,791
    Araya Industrial Co., Ltd.......................... 1,045,000   1,624,909
    Arcland Sakamoto Co., Ltd..........................    57,400   1,070,679
    Arisawa Manufacturing Co., Ltd.....................   621,782   4,735,041
    Asahi Broadcasting Corp............................    42,600     340,454
    Asahi Kogyosha Co., Ltd............................   508,000   1,744,195
    Asahi Organic Chemicals Industry Co., Ltd.......... 1,723,000   4,253,230
#*  Asanuma Corp.......................................   583,000     742,587
#*  Ashimori Industry Co., Ltd......................... 1,048,000   1,415,672
    Asia Air Survey Co., Ltd...........................    18,000      70,952
    ASKA Pharmaceutical Co., Ltd.......................   528,200   5,641,899
    Asunaro Aoki Construction Co., Ltd.................   670,600   4,538,165
    Atsugi Co., Ltd.................................... 5,231,000   5,186,297
    Awa Bank, Ltd. (The)............................... 1,077,000   5,804,363
    Bando Chemical Industries, Ltd.....................   376,000   1,368,637
#   Bank of Iwate, Ltd. (The)..........................   362,300  14,724,872
    Bank of Kochi, Ltd. (The)..........................   335,000     436,692
    Bank of Nagoya, Ltd. (The)......................... 3,509,706  12,636,867
    Bank of Okinawa, Ltd. (The)........................   180,050   7,204,484
    Bank of Saga, Ltd. (The)........................... 3,037,000   6,932,906
    Bank of the Ryukyus, Ltd...........................   960,900  13,293,392
    Belluna Co., Ltd................................... 1,248,124   5,343,598
    Best Denki Co., Ltd................................ 1,723,900   2,158,961
    Bunka Shutter Co., Ltd.............................   136,016   1,098,994
    Carlit Holdings Co., Ltd...........................    95,700     583,043
    Cawachi, Ltd.......................................   386,600   6,162,358
    Central Glass Co., Ltd............................. 4,164,000  17,486,523
    Central Security Patrols Co., Ltd..................    34,000     346,991

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    CFS Corp...........................................     2,000 $    13,490
    Chiba Kogyo Bank, Ltd. (The).......................   448,400   3,056,620
    Chino Corp.........................................     1,000       9,957
#   Chiyoda Integre Co., Ltd...........................   101,600   1,902,454
#   Chodai Co., Ltd....................................    39,600     233,128
    Chofu Seisakusho Co., Ltd..........................   248,500   6,242,747
#   Chori Co., Ltd.....................................    14,900     241,310
    Chubu Shiryo Co., Ltd..............................   363,400   2,030,793
    Chudenko Corp......................................   569,960   9,184,056
    Chuetsu Pulp & Paper Co., Ltd...................... 2,284,000   5,740,297
    Chugoku Marine Paints, Ltd.........................   727,000   6,399,320
    Chukyo Bank, Ltd. (The)............................ 1,792,000   3,148,109
#   Chuo Gyorui Co., Ltd...............................   627,000   1,493,869
    Chuo Spring Co., Ltd...............................   945,000   2,644,670
    Cleanup Corp.......................................   622,700   4,608,044
#*  CMK Corp........................................... 1,113,700   3,149,094
    Coca-Cola East Japan Co., Ltd......................   486,104   8,093,614
#   Coca-Cola West Co., Ltd............................   246,600   3,527,186
    Cocokara fine, Inc.................................    11,700     289,904
    Computer Engineering & Consulting, Ltd.............   239,900   2,050,072
    Corona Corp........................................   390,400   3,871,197
#   Cosmo Oil Co., Ltd................................. 7,216,000   9,729,209
    Cresco, Ltd........................................    31,300     439,411
#   Cross Plus, Inc....................................    73,600     497,246
#   CTI Engineering Co., Ltd...........................   288,400   3,565,533
    Dai-Dan Co., Ltd...................................   620,000   3,519,945
#   Dai-ichi Seiko Co., Ltd............................   184,600   3,369,471
    Daido Kogyo Co., Ltd...............................   728,447   1,543,777
    Daido Steel Co., Ltd...............................   100,000     391,689
    Daihatsu Diesel Manufacturing Co., Ltd.............   144,000   1,155,792
#   Daiho Corp......................................... 1,078,000   4,649,029
    Daiichi Jitsugyo Co., Ltd..........................   109,000     562,955
#   Daiki Aluminium Industry Co., Ltd..................   546,000   1,445,355
    Daikoku Denki Co., Ltd.............................   103,900   1,664,144
    Daimaruenawin Co., Ltd.............................     9,500      62,327
#   Dainichi Co., Ltd..................................   271,000   1,766,126
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd..............................................   349,000   1,900,180
#   Daisan Bank, Ltd. (The)............................ 1,333,000   2,210,279
    Daishi Bank, Ltd. (The)............................ 5,066,932  16,858,975
#   Daishinku Corp.....................................   809,000   2,354,315
    Daiso Co., Ltd.....................................     7,000      26,088
    Daito Bank, Ltd. (The)............................. 3,704,000   4,451,356
    Daiwa Industries, Ltd..............................   296,000   1,798,742
    Daiwabo Holdings Co., Ltd.......................... 2,833,000   4,724,325
#   DC Co., Ltd........................................   456,400   1,807,846
    DCM Holdings Co., Ltd.............................. 1,644,400  10,971,324
    Denyo Co., Ltd.....................................   154,600   2,553,172
#   DKS Co., Ltd....................................... 1,079,000   3,426,503
    DMW Corp...........................................    58,800     915,184
    Doutor Nichires Holdings Co., Ltd..................    92,900   1,320,394
    DSB Co, Ltd........................................   100,500     659,697
#   Duskin Co., Ltd....................................     5,800      91,542
    Dydo Drinco, Inc...................................    41,000   1,683,392

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Dynic Corp.........................................   186,000 $   279,822
#   EDION Corp......................................... 2,571,700  19,071,979
#   Ehime Bank, Ltd. (The)............................. 2,732,000   5,808,330
    Eidai Co., Ltd.....................................   406,000   1,560,047
    Eighteenth Bank, Ltd. (The)........................ 3,995,000  11,547,565
    Eizo Corp..........................................   144,300   3,135,104
#   Emori Group Holdings Co., Ltd......................    83,400     738,131
#   Endo Lighting Corp.................................    67,400     757,378
    ESPEC Corp.........................................   510,400   4,620,852
#   Excel Co., Ltd.....................................   119,400   1,309,795
    F-Tech, Inc........................................    90,200     890,372
    Faith, Inc.........................................    49,160     517,251
#   FCC Co., Ltd.......................................    54,100   1,028,546
    Felissimo Corp.....................................     5,000      42,348
#   Ferrotec Corp......................................   783,200   3,940,351
#   FIDEA Holdings Co., Ltd............................ 1,576,100   2,806,119
#   Fields Corp........................................    42,200     536,373
    Fine Sinter Co., Ltd...............................    84,000     251,829
#*  First Baking Co., Ltd..............................    82,000      91,194
#   Foster Electric Co., Ltd...........................   230,900   4,337,562
#   Fuji Corp., Ltd....................................     3,100      17,622
    Fuji Kiko Co., Ltd.................................    10,000      45,565
    Fuji Oil Co., Ltd..................................   901,100   2,686,670
    Fuji Soft, Inc.....................................    41,700     834,478
    Fujicco Co., Ltd...................................   323,600   5,776,851
    Fujikura Kasei Co., Ltd............................   332,600   1,615,777
#   Fujikura Rubber, Ltd...............................    55,400     374,962
    Fujikura, Ltd...................................... 9,669,000  40,170,997
    Fujishoji Co., Ltd.................................    46,200     579,851
    Fujitsu Frontech, Ltd..............................   392,600   4,494,303
    FuKoKu Co., Ltd....................................   101,700   1,108,788
    Fukuda Corp........................................   450,000   3,574,662
    Fukui Bank, Ltd. (The)............................. 1,482,000   3,306,240
    Fukushima Bank, Ltd. (The)......................... 2,091,000   1,539,390
#   Fukuyama Transporting Co., Ltd..................... 2,190,000  12,245,466
#   Furukawa Electric Co., Ltd......................... 5,651,000   9,400,363
#   Furuno Electric Co., Ltd...........................   246,300   2,534,599
    Furusato Industries, Ltd...........................   106,500   1,434,087
    Fuso Pharmaceutical Industries, Ltd................    24,000      61,617
    Futaba Corp........................................   837,500  13,482,845
    Futaba Industrial Co., Ltd.........................   566,700   2,830,185
#   G-Tekt Corp........................................   230,000   2,191,341
#   Gakken Holdings Co., Ltd...........................   883,000   1,858,220
    Gecoss Corp........................................   361,600   4,818,275
#   Geo Holdings Corp..................................   273,400   2,675,078
#   Godo Steel, Ltd.................................... 3,842,000   6,182,714
    Goldcrest Co., Ltd.................................   357,650   5,573,862
    Gourmet Kineya Co., Ltd............................    58,000     463,289
    Grandy House Corp..................................    12,800      32,082
#   GSI Creos Corp..................................... 1,185,000   1,322,460
    Gun-Ei Chemical Industry Co., Ltd.................. 1,245,000   3,594,087
    Gunze, Ltd......................................... 5,311,000  13,757,155
#   H-One Co., Ltd.....................................   137,900     773,021

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    H2O Retailing Corp.................................   841,839 $14,869,581
#   Hagihara Industries, Inc...........................    48,900     809,090
    Hakuto Co., Ltd....................................   367,800   3,802,975
    Hamakyorex Co., Ltd................................     6,700     236,866
    Hanwa Co., Ltd..................................... 2,972,000  11,102,426
    Happinet Corp......................................    14,900     166,029
    Harima Chemicals Group, Inc........................   399,200   1,618,077
#   Haruyama Trading Co., Ltd..........................   279,600   1,710,566
    Heiwa Real Estate Co., Ltd.........................   600,600   8,546,884
    Heiwado Co., Ltd...................................   331,724   7,033,009
    HI-LEX Corp........................................     5,700     163,302
    Hibiya Engineering, Ltd............................   707,200   9,326,035
    Higashi-Nippon Bank, Ltd. (The).................... 3,199,000   9,001,112
    Higo Bank, Ltd. (The).............................. 3,060,000  16,593,135
    Hisaka Works, Ltd..................................    98,000     802,468
    Hitachi Metals Techno, Ltd.........................    42,800     434,038
    Hitachi Transport System, Ltd......................     3,000      39,247
    Hitachi Zosen Corp.................................   440,819   2,415,295
#   Hodogaya Chemical Co., Ltd.........................   971,000   1,576,588
#   Hokkaido Coca-Cola Bottling Co., Ltd...............   466,000   2,085,367
    Hokkan Holdings, Ltd............................... 1,001,000   2,545,262
    Hokko Chemical Industry Co., Ltd...................   441,000   1,534,274
    Hokkoku Bank, Ltd. (The)........................... 4,840,159  15,442,541
    Hokuetsu Bank, Ltd. (The).......................... 3,705,000   6,741,902
#   Hokuetsu Kishu Paper Co., Ltd...................... 3,585,274  16,885,887
    Hokuriku Electrical Construction Co., Ltd..........   229,000   1,563,294
    Honeys Co., Ltd....................................    58,700     523,423
#   Hoosiers Holdings Co., Ltd.........................   294,500   1,233,819
#   Hosiden Corp....................................... 1,424,200   7,647,057
    Howa Machinery, Ltd................................    51,900     326,753
#   Hurxley Corp.......................................    18,600     155,424
    Hyakugo Bank, Ltd. (The)........................... 4,413,855  18,688,556
    Hyakujushi Bank, Ltd. (The)........................ 3,195,000  10,725,174
    Ichikawa Co., Ltd..................................   205,000     477,727
#   Ichikoh Industries, Ltd............................   126,000     259,296
#   Ihara Chemical Industry Co., Ltd...................   819,200   9,194,506
*   IJT Technology Holdings Co., Ltd...................   209,760     915,822
#   Ikegami Tsushinki Co., Ltd.........................   509,000     757,376
    Imagica Robot Holdings, Inc........................    74,600     314,499
#   Imasen Electric Industrial.........................   246,299   3,178,312
#   Inaba Seisakusho Co., Ltd..........................   108,700   1,231,757
    Inabata & Co., Ltd................................. 1,295,600  11,807,228
    Ines Corp.......................................... 1,161,300   8,672,593
    Information Services International-Dentsu, Ltd.....    78,200     764,111
    Innotech Corp......................................   288,100   1,196,433
#   Inui Global Logistics Co., Ltd.....................   258,385   2,148,721
    Ise Chemical Corp..................................    24,000     155,992
#   Iseki & Co., Ltd...................................   719,000   1,371,702
*   Ishihara Sangyo Kaisha, Ltd........................ 3,752,000   3,256,903
#   Ishizuka Glass Co., Ltd............................   670,000   1,304,208
    IT Holdings Corp...................................   629,700  10,459,578
    Itochu Enex Co., Ltd...............................   962,100   7,499,882
    Itochu-Shokuhin Co., Ltd...........................    18,400     627,538

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Itoham Foods, Inc.................................. 1,784,369 $10,187,516
#   Itoki Corp.........................................   796,547   3,932,914
#   Iwai Cosmo Holdings, Inc...........................   241,600   2,748,606
    Iwaki & Co., Ltd...................................   814,000   1,531,326
    Iwasaki Electric Co., Ltd.......................... 1,174,000   2,314,451
    Iwatsu Electric Co., Ltd........................... 2,257,000   1,852,567
*   Izutsuya Co., Ltd..................................   628,000     340,124
#   J-Oil Mills, Inc................................... 1,793,000   6,412,348
    Japan Digital Laboratory Co., Ltd..................   597,100   8,258,174
#   Japan Foundation Engineering Co., Ltd..............   523,700   1,730,210
#   Japan Medical Dynamic Marketing, Inc...............   443,900   2,163,963
    Japan Oil Transportation Co., Ltd..................   576,000   1,130,040
    Japan Pulp & Paper Co., Ltd........................ 1,537,000   4,330,865
    Japan Transcity Corp............................... 1,015,000   3,255,177
    Japan Vilene Co., Ltd..............................   147,000     747,576
    Japan Wool Textile Co., Ltd. (The).................    31,000     206,702
#   Jimoto Holdings, Inc...............................   244,800     458,746
    JK Holdings Co., Ltd...............................    64,800     305,503
#   JMS Co., Ltd.......................................   779,000   1,907,243
    Joshin Denki Co., Ltd..............................    12,000     101,017
    JSP Corp...........................................    10,100     201,840
    Juroku Bank, Ltd. (The)............................ 4,049,000  13,360,740
#*  JVC Kenwood Corp................................... 3,429,200   8,128,692
#   K&O Energy Group, Inc..............................   300,500   3,860,509
    Kaga Electronics Co., Ltd..........................   307,000   3,900,462
    Kagoshima Bank, Ltd. (The)......................... 3,050,500  19,087,974
    Kamei Corp.........................................   795,800   5,259,286
    Kanaden Corp.......................................   476,000   3,211,034
#   Kandenko Co., Ltd.................................. 2,051,000  12,124,951
    Kanematsu Corp.....................................    81,000     115,376
    Kansai Urban Banking Corp..........................     1,300      13,085
    Katakura Chikkarin Co., Ltd........................   250,000     583,525
#   Katakura Industries Co., Ltd.......................    45,700     473,933
    Kato Sangyo Co., Ltd...............................    23,900     438,197
    Kato Works Co., Ltd................................ 1,458,872  11,406,670
#   KAWADA TECHNOLOGIES, Inc...........................    54,200   1,926,911
#   Kawasaki Kasei Chemicals, Ltd......................   332,000     454,275
    Kawasumi Laboratories, Inc.........................   297,900   1,907,275
    Keihanshin Building Co., Ltd.......................   444,600   2,643,413
    Keihin Co., Ltd....................................   159,000     255,211
    Keihin Corp........................................   672,900  10,725,608
    Keiyo Bank, Ltd. (The)............................. 2,234,000  12,188,227
#   Keiyo Co., Ltd.....................................    55,800     264,978
#   Kenko Mayonnaise Co., Ltd..........................     1,100      15,662
*   KI Holdings Co., Ltd...............................   104,000     437,509
#   Kimoto Co., Ltd....................................   211,600     535,818
    Kimura Unity Co., Ltd..............................     3,300      28,143
#*  Kinki Sharyo Co., Ltd. (The).......................   420,000   1,175,612
    Kita-Nippon Bank, Ltd. (The).......................   178,100   4,684,347
#   Kitagawa Iron Works Co., Ltd....................... 1,436,000   2,869,984
    Kitano Construction Corp...........................   731,000   2,194,966
    Kitz Corp..........................................   210,700   1,000,500
    Kiyo Bank, Ltd. (The)..............................    62,700     782,215

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Koa Corp...........................................   371,089 $ 3,397,917
    Koatsu Gas Kogyo Co., Ltd..........................    33,000     168,227
#   Kohnan Shoji Co., Ltd..............................   962,100  10,876,261
    Koike Sanso Kogyo Co., Ltd.........................     8,000      28,551
    Kojima Co., Ltd....................................   706,900   1,889,820
    Kokuyo Co., Ltd.................................... 2,051,511  15,635,848
#   KOMAIHALTEC, Inc................................... 1,059,000   2,510,953
    Komatsu Seiren Co., Ltd............................   776,400   3,513,145
    Komatsu Wall Industry Co., Ltd.....................   147,100   3,112,452
    Komori Corp........................................ 1,459,300  15,776,007
#   Konaka Co., Ltd....................................   519,849   2,714,977
    Konishi Co., Ltd...................................   249,000   4,267,700
    Konoike Transport Co., Ltd.........................    18,100     371,843
    Krosaki Harima Corp................................   926,000   1,904,158
    KRS Corp...........................................   170,200   2,079,260
#   KU Holdings Co., Ltd...............................   364,400   1,967,631
    Kumiai Chemical Industry Co., Ltd..................   213,519   1,661,637
    Kurabo Industries, Ltd............................. 6,117,000  10,258,193
    Kureha Corp........................................   927,000   3,861,837
    Kurimoto, Ltd...................................... 1,573,000   2,950,941
#   Kuroda Electric Co., Ltd...........................   146,900   2,104,668
#   KYB Co., Ltd....................................... 2,128,000   8,444,253
#   Kyodo Printing Co., Ltd............................ 2,099,000   7,035,059
    Kyoei Sangyo Co., Ltd..............................   326,000     546,001
#   Kyoei Steel, Ltd...................................   419,200   7,788,699
    Kyokuto Boeki Kaisha, Ltd..........................   468,000     875,156
    Kyokuto Kaihatsu Kogyo Co., Ltd....................   862,550   9,750,941
    Kyosan Electric Manufacturing Co., Ltd.............   565,000   1,798,165
    Kyowa Leather Cloth Co., Ltd.......................   375,300   2,411,048
    Kyudenko Corp...................................... 1,152,000  15,471,659
#   Land Business Co., Ltd.............................    15,000      51,685
    LEC, Inc...........................................   162,300   1,803,803
#*  Lonseal Corp.......................................   306,000     374,369
    Look, Inc..........................................   647,000   1,216,478
#   Macnica, Inc.......................................   264,500   7,795,598
    Maeda Corp......................................... 3,969,000  30,409,523
#   Maeda Road Construction Co., Ltd...................   754,000  11,898,596
    Maezawa Industries, Inc............................   208,300     567,589
    Maezawa Kasei Industries Co., Ltd..................   227,500   2,508,235
    Maezawa Kyuso Industries Co., Ltd..................   153,700   1,904,080
    Mars Engineering Corp..............................     2,100      37,151
    Marubun Corp.......................................   456,200   3,059,445
    Marudai Food Co., Ltd.............................. 3,183,000  11,400,012
#*  Maruei Department Store Co., Ltd...................   204,400     241,764
    Marufuji Sheet Piling Co., Ltd.....................    15,000      46,209
#   Maruka Machinery Co., Ltd..........................    27,800     396,406
    Maruwa Co., Ltd....................................     2,200      59,426
    Maruyama Manufacturing Co., Inc....................   110,000     214,756
    Maruzen Co., Ltd...................................    20,000     178,441
    Maruzen Showa Unyu Co., Ltd........................ 1,498,000   5,045,115
    Matsuda Sangyo Co., Ltd............................    51,000     578,830
    Matsui Construction Co., Ltd.......................   447,700   2,614,062
    Maxvalu Tokai Co., Ltd.............................    72,500   1,108,188

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Megmilk Snow Brand Co., Ltd........................   371,000 $ 5,100,404
#   Meiko Electronics Co., Ltd.........................   241,300     759,857
    Meito Transportation Co., Ltd......................       300       1,863
    Meiwa Corp.........................................   326,200   1,273,736
#   Meiwa Estate Co., Ltd..............................   396,600   1,646,551
    Melco Holdings, Inc................................    54,500     860,222
    Mesco, Inc.........................................    22,000     153,884
#   Michinoku Bank, Ltd. (The)......................... 2,903,000   5,442,392
    Mie Bank, Ltd. (The)............................... 1,146,000   2,539,734
    Mikuni Corp........................................   253,000     946,706
    Mimasu Semiconductor Industry Co., Ltd.............   373,500   4,225,552
    Minato Bank, Ltd. (The)............................ 1,415,000   2,723,727
#   Ministop Co., Ltd..................................   154,600   2,086,200
    Mirait Holdings Corp...............................   810,540   9,397,082
    Mitani Corp........................................    64,800   1,490,653
    Mito Securities Co., Ltd...........................   626,300   2,176,095
    Mitsuba Corp.......................................   180,900   3,210,243
*   Mitsubishi Paper Mills, Ltd........................ 5,052,000   3,718,830
    Mitsubishi Steel Manufacturing Co., Ltd............ 2,809,000   5,686,579
    Mitsuboshi Belting Co., Ltd........................    35,000     286,060
    Mitsui Engineering & Shipbuilding Co., Ltd......... 8,887,000  14,448,458
    Mitsui High-Tec, Inc...............................   636,800   4,286,376
    Mitsui Home Co., Ltd...............................    38,000     159,928
    Mitsui Matsushima Co., Ltd......................... 1,924,000   2,033,049
    Mitsui Mining & Smelting Co., Ltd.................. 1,141,000   2,382,606
    Mitsui Sugar Co., Ltd..............................   366,000   1,241,078
    Mitsui-Soko Holdings Co., Ltd...................... 1,042,000   3,493,356
    Mitsumi Electric Co., Ltd.......................... 2,234,100  17,038,365
    Mitsumura Printing Co., Ltd........................   111,000     250,217
#   Mitsuuroko Group Holdings Co., Ltd.................   798,600   3,784,385
    Miyazaki Bank, Ltd. (The).......................... 3,684,260  12,764,241
    Miyoshi Oil & Fat Co., Ltd......................... 1,197,000   1,409,333
#   Mizuno Corp........................................   770,395   3,788,678
    Morinaga Milk Industry Co., Ltd.................... 2,545,000  11,002,400
    Morozoff, Ltd......................................   103,000     323,050
    Mory Industries, Inc...............................   672,000   2,378,325
    Mr Max Corp........................................   635,600   1,561,618
    Murakami Corp......................................    22,000     320,043
    Musashino Bank, Ltd. (The).........................   573,900  18,811,158
    Mutoh Holdings Co., Ltd............................    11,000      43,088
    Nafco Co., Ltd.....................................    27,200     370,902
    Nagano Bank, Ltd. (The)............................ 1,765,000   3,124,412
    Nagase & Co., Ltd..................................   423,300   5,262,331
    Nakabayashi Co., Ltd...............................   972,000   1,786,266
*   Nakayama Steel Works, Ltd.......................... 1,756,000   1,202,790
    Namura Shipbuilding Co., Ltd.......................   387,252   3,919,510
#   Nanto Bank, Ltd. (The)............................. 1,612,000   5,404,129
#   Narasaki Sangyo Co., Ltd...........................    78,000     206,601
    NDS Co., Ltd.......................................   878,000   2,237,296
#   NEC Capital Solutions, Ltd.........................   189,500   2,851,621
    Neturen Co., Ltd...................................   595,600   4,439,528
#*  New Japan Chemical Co., Ltd........................     6,100      11,075
    Nice Holdings, Inc................................. 1,715,000   2,754,691

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
JAPAN -- (Continued)
    Nichia Steel Works, Ltd............................    879,200 $ 2,559,302
    Nichiban Co., Ltd..................................    627,000   2,435,284
    Nichicon Corp......................................    898,200   6,836,572
    Nichiden Corp......................................      7,700     160,112
    Nichiha Corp.......................................    213,900   2,289,562
    Nichimo Co., Ltd...................................    863,000   1,467,827
    Nichireki Co., Ltd.................................    543,000   4,268,639
#   Nihon Dempa Kogyo Co., Ltd.........................    261,400   2,083,806
    Nihon Eslead Corp..................................    103,200   1,074,120
    Nihon Kagaku Sangyo Co., Ltd.......................     21,000     155,698
#   Nihon Plast Co., Ltd...............................      3,100      25,234
    Nihon Tokushu Toryo Co., Ltd.......................    129,600     821,582
    Nihon Yamamura Glass Co., Ltd......................  2,461,000   3,565,420
    Nikko Co., Ltd.....................................    599,000   2,032,405
    Nippo Corp.........................................    749,000  11,646,554
    Nippon Beet Sugar Manufacturing Co., Ltd...........  3,280,000   5,705,591
#   Nippon Carbon Co., Ltd.............................  1,823,000   3,720,983
*   Nippon Chemi-Con Corp..............................  2,711,000   7,649,246
#*  Nippon Chemical Industrial Co., Ltd................  2,525,000   6,665,570
#   Nippon Chutetsukan K.K.............................    481,000     960,016
    Nippon Coke & Engineering Co., Ltd.................    815,800     759,012
#   Nippon Concrete Industries Co., Ltd................  1,028,900   4,900,747
*   Nippon Denko Co., Ltd..............................  2,735,260   6,894,193
    Nippon Densetsu Kogyo Co., Ltd.....................    313,500   4,498,322
    Nippon Felt Co., Ltd...............................     73,100     341,396
    Nippon Fine Chemical Co., Ltd......................    219,100   1,569,271
    Nippon Flour Mills Co., Ltd........................  1,711,000   8,114,944
    Nippon Hume Corp...................................    582,000   4,291,161
    Nippon Jogesuido Sekkei Co., Ltd...................      1,800      29,337
#*  Nippon Kinzoku Co., Ltd............................    878,000   1,065,710
#   Nippon Kodoshi Corp................................      6,600      91,832
    Nippon Koei Co., Ltd...............................  1,444,000   5,804,094
    Nippon Konpo Unyu Soko Co., Ltd....................  1,250,500  19,485,813
#*  Nippon Koshuha Steel Co., Ltd......................    192,000     176,525
    Nippon Light Metal Holdings Co., Ltd...............  8,704,200  13,013,012
    Nippon Pillar Packing Co., Ltd.....................    322,000   2,398,348
    Nippon Piston Ring Co., Ltd........................  1,532,000   3,082,266
#   Nippon Rietec Co., Ltd.............................     47,000     398,013
    Nippon Road Co., Ltd. (The)........................  2,119,000  10,117,235
    Nippon Seiki Co., Ltd..............................     39,000     881,978
    Nippon Seisen Co., Ltd.............................    208,000   1,181,390
#   Nippon Sharyo, Ltd.................................    290,000     871,863
*   Nippon Sheet Glass Co., Ltd........................ 19,757,000  18,138,987
    Nippon Soda Co., Ltd...............................  2,171,000  12,347,095
    Nippon Steel & Sumikin Bussan Corp.................  2,053,800   7,503,433
    Nippon Steel & Sumikin Texeng Co., Ltd.............    857,000   3,714,288
    Nippon Synthetic Chemical Industry Co., Ltd.
      (The)............................................    152,000     934,708
    Nippon Systemware Co., Ltd.........................    198,500   1,579,802
    Nippon Thompson Co., Ltd...........................  1,046,000   5,068,278
    Nippon Tungsten Co., Ltd...........................    172,000     264,974
#*  Nippon Yakin Kogyo Co., Ltd........................  4,739,800   9,460,272
    Nishikawa Rubber Co., Ltd..........................      4,800      79,702
    Nishimatsu Construction Co., Ltd...................  6,561,073  26,357,001

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Nissan Tokyo Sales Holdings Co., Ltd...............    22,700 $    50,812
    Nissei Corp........................................     1,200      10,516
    Nissei Plastic Industrial Co., Ltd.................   182,600   2,149,698
#   Nisshin Fudosan Co................................. 1,034,200   4,258,652
    Nisshin Oillio Group, Ltd. (The)................... 2,564,000   9,325,553
#   Nisshin Steel Co., Ltd............................. 1,254,000  12,980,582
    Nisshinbo Holdings, Inc............................ 1,352,000  15,192,679
    Nissin Corp........................................   775,000   1,930,200
#   Nissin Electric Co., Ltd...........................   141,000     837,176
    Nissin Sugar Co., Ltd..............................   127,500   2,676,866
#   Nissui Pharmaceutical Co., Ltd.....................   180,500   1,940,226
    Nittan Valve Co., Ltd..............................   177,800     495,830
    Nittetsu Mining Co., Ltd........................... 1,980,000   6,998,742
#   Nitto FC Co., Ltd..................................   242,700   1,419,882
    Nitto Fuji Flour Milling Co., Ltd..................   370,000   1,006,147
    Nitto Seiko Co., Ltd...............................   271,000     866,808
    Nohmi Bosai, Ltd...................................   114,600   1,433,418
    Nojima Corp........................................   124,500   1,452,347
    Noritake Co., Ltd.................................. 1,024,000   2,569,500
    Noritsu Koki Co., Ltd..............................   518,300   2,803,403
    Noritz Corp........................................    47,100     741,537
    North Pacific Bank, Ltd............................ 4,286,200  15,967,155
#   NS United Kaiun Kaisha, Ltd........................ 2,367,000   7,711,265
    Obayashi Road Corp.................................   815,000   4,763,517
    Oenon Holdings, Inc................................   101,000     186,145
    Ogaki Kyoritsu Bank, Ltd. (The).................... 4,938,000  15,159,694
#   Ohara, Inc.........................................   109,600     525,005
    Ohashi Technica, Inc...............................     9,500     125,866
    OIE Sangyo Co., Ltd................................     6,213      44,551
#   Oita Bank, Ltd. (The).............................. 4,071,000  14,270,375
    Okamoto Industries, Inc............................    22,000      80,651
    Okamura Corp.......................................    13,800     101,089
    OKK Corp........................................... 1,865,000   2,594,617
    Okumura Corp....................................... 2,657,000  12,124,328
    Okura Industrial Co., Ltd.......................... 1,157,000   3,416,805
    Okuwa Co., Ltd.....................................   222,000   1,810,081
    Olympic Group Corp.................................   372,700   2,659,316
    ONO Sokki Co., Ltd.................................    38,200     294,205
#   Onoken Co., Ltd....................................   359,800   2,943,959
    Onward Holdings Co., Ltd........................... 1,289,000   8,312,577
    Organo Corp........................................   294,000   1,186,075
#   Origin Electric Co., Ltd...........................   270,000   1,142,902
    Osaka Organic Chemical Industry, Ltd...............   140,700     592,210
    Osaka Steel Co., Ltd...............................   570,100  10,776,311
#   Osaki Electric Co., Ltd............................   434,000   2,950,009
#   Otsuka Kagu, Ltd...................................    73,400     640,340
    OUG Holdings, Inc..................................    28,000      54,838
    Oyo Corp...........................................   415,300   6,081,979
    Pacific Industrial Co., Ltd........................ 1,204,300   9,773,983
#*  Pacific Metals Co., Ltd............................ 1,384,000   3,728,384
    Paltac Corp........................................   487,600   6,137,527
    Panasonic Industrial Devices SUNX Co., Ltd.........       900       6,346
#   Parco Co., Ltd.....................................   253,800   2,161,481

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Paris Miki Holdings, Inc...........................    15,300 $    62,072
    Piolax, Inc........................................   280,200  13,460,223
#   Press Kogyo Co., Ltd............................... 1,459,000   4,915,166
*   Renesas Electronics Corp...........................     6,700      48,464
#   Rengo Co., Ltd..................................... 3,082,000  12,949,211
#*  Renown, Inc........................................ 1,406,160   1,335,034
    Rheon Automatic Machinery Co., Ltd.................   304,000   1,263,014
    Rhythm Watch Co., Ltd.............................. 2,990,000   4,129,841
    Riberesute Corp....................................     9,800      57,840
#   Ricoh Leasing Co., Ltd.............................   290,600   7,605,293
#   Right On Co., Ltd..................................   246,900   1,556,843
    Riken Corp.........................................   388,000   1,519,493
    Riken Keiki Co., Ltd...............................   158,900   1,652,758
    Riken Technos Corp.................................   957,000   3,522,568
#   Riken Vitamin Co., Ltd.............................     9,700     367,813
    Riso Kagaku Corp...................................   517,964   9,005,208
#   Round One Corp..................................... 1,736,200  10,841,883
    Ryobi, Ltd......................................... 2,064,000   5,551,787
    Ryoden Trading Co., Ltd............................   866,000   5,955,724
    Ryosan Co., Ltd....................................   741,100  15,731,362
    Ryoyo Electro Corp.................................   767,000   7,981,556
    Sakai Chemical Industry Co., Ltd................... 2,486,000   8,846,686
    Sakai Heavy Industries, Ltd........................   569,000   1,487,907
    Sakai Moving Service Co., Ltd......................     1,700      56,203
#   Sakai Ovex Co., Ltd................................    63,000      95,251
    Sakata Seed Corp...................................    28,400     493,244
    Sala Corp..........................................   242,400   1,226,191
    SAMTY Co., Ltd.....................................   102,100     906,064
    San Holdings, Inc..................................    76,300   1,191,491
    San-Ai Oil Co., Ltd................................ 1,333,000   8,845,557
    San-In Godo Bank, Ltd. (The)....................... 4,442,900  36,251,975
    Sanei Architecture Planning Co., Ltd...............     2,800      21,392
    Sangetsu Co., Ltd..................................    24,500     656,156
    Sanki Engineering Co., Ltd......................... 1,624,800   9,854,779
    Sankyo Seiko Co., Ltd..............................   508,300   2,056,614
    Sankyo Tateyama, Inc...............................    84,100   1,293,329
    Sanoh Industrial Co., Ltd..........................   324,900   2,044,639
#   Sanoyas Holdings Corp..............................    50,700     161,872
    Sansha Electric Manufacturing Co., Ltd.............    15,000      64,791
    Sanshin Electronics Co., Ltd.......................   745,100   5,080,899
    Sanyo Chemical Industries, Ltd.....................   514,000   3,726,519
    Sanyo Engineering & Construction, Inc..............   195,000     858,725
#   Sanyo Industries, Ltd..............................   707,000   1,267,524
    Sanyo Shokai, Ltd.................................. 1,698,628   4,002,205
    Sanyo Special Steel Co., Ltd....................... 2,028,000   6,806,108
    Sato Shoji Corp....................................   179,200   1,131,361
    Satori Electric Co., Ltd...........................   284,860   1,832,054
    Sawada Holdings Co., Ltd...........................    32,100     232,398
#   Saxa Holdings, Inc................................. 1,442,000   2,820,571
    SBS Holdings, Inc..................................   146,500   1,166,712
#   Scroll Corp........................................   695,000   1,686,246
    SEC Carbon, Ltd....................................     1,000       2,686
    Seibu Electric Industry Co., Ltd...................   328,000   1,337,231

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Seika Corp.........................................   169,000 $   417,784
    Seino Holdings Co., Ltd............................ 2,011,119  21,883,630
    Seiren Co., Ltd....................................     1,600      13,042
    Sekisui Jushi Corp.................................   516,800   6,870,125
    Sekisui Plastics Co., Ltd.......................... 1,365,000   5,293,524
#   Senko Co., Ltd..................................... 1,041,680   6,021,373
#   Senshu Electric Co., Ltd...........................    65,700     877,360
    Senshu Ikeda Holdings, Inc.........................   767,200   3,406,710
#   Senshukai Co., Ltd.................................   372,700   2,628,112
#   Shibaura Mechatronics Corp.........................   194,000     479,033
    Shibusawa Warehouse Co., Ltd. (The)................   227,000     663,837
    Shibuya Kogyo Co., Ltd.............................    41,600     862,331
    Shidax Corp........................................    23,500     107,573
    Shiga Bank, Ltd. (The).............................   730,000   4,071,973
#   Shikibo, Ltd....................................... 3,412,000   3,418,842
    Shikoku Bank, Ltd. (The)........................... 2,242,000   4,685,900
    Shikoku Chemicals Corp.............................     2,000      15,535
    Shima Seiki Manufacturing, Ltd.....................    49,600     870,555
    Shimachu Co., Ltd.................................. 1,044,500  26,180,832
    Shimane Bank, Ltd. (The)...........................     8,900     106,437
    Shimizu Bank, Ltd. (The)...........................   196,200   4,825,916
    Shin Nippon Air Technologies Co., Ltd..............   348,520   2,838,299
    Shin-Etsu Polymer Co., Ltd.........................   668,400   2,986,756
    Shinagawa Refractories Co., Ltd.................... 1,218,000   2,740,861
#*  Shinkawa, Ltd......................................   203,900   1,187,441
    Shinko Electric Industries Co., Ltd................ 1,139,000   7,978,100
    Shinko Shoji Co., Ltd..............................   533,200   5,519,461
#   Shinko Wire Co., Ltd...............................   543,000     805,024
    Shinmaywa Industries, Ltd.......................... 2,772,000  27,002,205
#   Shinnihon Corp.....................................   656,900   2,480,825
    Shinsho Corp.......................................   635,000   1,426,621
    Shiroki Corp.......................................   662,000   1,737,880
    Shizuoka Gas Co., Ltd..............................   123,000     785,433
    Shobunsha Publications, Inc........................    98,400     722,604
    Shoei Foods Corp...................................   185,400   1,452,292
    Shofu, Inc.........................................     3,500      44,473
    Showa Corp.........................................   448,900   4,560,298
    Sinanen Co., Ltd...................................   931,000   3,644,975
    Sintokogio, Ltd....................................   880,962   6,219,199
    SKY Perfect JSAT Holdings, Inc.....................   201,600   1,220,864
    SNT Corp...........................................   635,600   2,865,193
    Soda Nikka Co., Ltd................................   328,000   1,398,889
#   Sodick Co., Ltd....................................   290,900   2,509,025
#   Soft99 Corp........................................    52,300     292,271
    SPK Corp...........................................     2,718      47,410
    Starzen Co., Ltd...................................    15,000      51,897
    Stella Chemifa Corp................................    64,300     707,597
#   Subaru Enterprise Co., Ltd.........................   247,000     925,829
    Sugimoto & Co., Ltd................................   113,400   1,201,458
    Suminoe Textile Co., Ltd........................... 1,469,000   3,691,807
    Sumitomo Bakelite Co., Ltd......................... 2,547,000  10,541,863
    Sumitomo Densetsu Co., Ltd.........................   183,700   2,176,173
    Sumitomo Forestry Co., Ltd.........................    12,500     116,262

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Sumitomo Osaka Cement Co., Ltd.....................   165,000 $   479,795
#   Sumitomo Precision Products Co., Ltd...............   572,000   2,444,667
    Sumitomo Riko Co, Ltd..............................   606,900   4,947,614
    Sumitomo Seika Chemicals Co., Ltd..................    58,000     410,970
    Sumitomo Warehouse Co., Ltd. (The)................. 1,806,000  10,108,591
    Sun-Wa Technos Corp................................    72,000     737,195
    Suncall Corp.......................................     9,000      52,103
#*  SWCC Showa Holdings Co., Ltd....................... 6,772,000   5,662,151
    T RAD Co., Ltd..................................... 1,037,000   2,113,834
#   T&K Toka Co., Ltd..................................    30,600     580,018
    Tachi-S Co., Ltd...................................    49,100     715,302
    Tachibana Eletech Co., Ltd.........................   278,800   3,851,250
#   Tachikawa Corp.....................................   188,400   1,067,030
    Taihei Dengyo Kaisha, Ltd..........................   851,000   6,505,616
#   Taiheiyo Kouhatsu, Inc............................. 2,081,000   1,709,906
    Taiho Kogyo Co., Ltd...............................   483,900   5,380,724
    Taiko Bank, Ltd. (The).............................   248,000     466,167
    Takachiho Koheki Co., Ltd..........................       400       3,573
    Takagi Securities Co., Ltd.........................   515,000   1,045,513
    Takamatsu Construction Group Co., Ltd..............    37,200     767,966
    Takano Co., Ltd....................................   288,400   1,469,009
#   Takaoka Toko Co., Ltd..............................    36,344     538,271
    Takara Standard Co., Ltd...........................   926,105   7,047,529
    Takasago International Corp........................   170,000     845,468
    Takasago Thermal Engineering Co., Ltd..............   420,500   5,275,274
    Takata Corp........................................    23,900     278,752
    Take And Give Needs Co., Ltd.......................   181,290   1,478,115
#   Takigami Steel Construction Co., Ltd. (The)........   194,000     954,429
    Takihyo Co., Ltd...................................    17,000      59,714
    Takiron Co., Ltd................................... 1,136,000   5,040,786
    Tamura Corp........................................ 1,194,948   4,020,414
#   Tayca Corp.........................................   842,000   3,004,390
    TBK Co., Ltd.......................................   586,900   3,047,558
    TECHNO ASSOCIE Co., Ltd............................   171,900   1,579,428
    Techno Ryowa, Ltd..................................   229,770   1,046,200
    Teikoku Tsushin Kogyo Co., Ltd.....................   797,000   1,517,843
#   Tekken Corp........................................   624,000   2,354,145
*   Ten Allied Co., Ltd................................   109,400     359,535
    Tenma Corp.........................................   573,900   7,600,394
    Teraoka Seisakusho Co., Ltd........................   168,900     790,923
    Tigers Polymer Corp................................   311,600   2,060,677
    Toa Corp........................................... 5,929,000  10,086,538
#   Toa Oil Co., Ltd...................................   835,000   1,029,872
    TOA ROAD Corp......................................   986,000   3,614,119
#   Toabo Corp......................................... 1,367,000     881,761
    Toagosei Co., Ltd.................................. 1,311,000   5,240,420
    Tochigi Bank, Ltd. (The)........................... 2,918,000  13,474,840
    Toda Corp.......................................... 4,709,000  16,840,996
#*  Toda Kogyo Corp....................................   170,000     721,611
    Toei Co., Ltd......................................   830,000   4,807,109
    Toenec Corp........................................ 1,106,000   5,508,383
    Toho Bank, Ltd. (The).............................. 4,671,000  16,401,250
    Toho Holdings Co., Ltd.............................    88,900   1,238,208

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
JAPAN -- (Continued)
    Toho Zinc Co., Ltd.................................  1,264,000 $ 3,967,696
    Tohoku Bank, Ltd. (The)............................  1,577,000   2,084,342
    Tohokushinsha Film Corp............................      6,400      46,238
#   Tohto Suisan Co., Ltd..............................    837,000   1,375,650
    Tokai Carbon Co., Ltd..............................  3,508,000  10,107,625
    Tokai Lease Co., Ltd...............................    672,000   1,214,553
    Tokushu Tokai Paper Co., Ltd.......................  1,727,220   4,259,584
#   Tokuyama Corp...................................... 10,164,000  22,578,166
#   Tokyo Electron Device, Ltd.........................    105,000   1,358,221
    Tokyo Energy & Systems, Inc........................    648,000   4,634,974
#   Tokyo Keiki, Inc...................................    163,000     389,794
#*  Tokyo Kikai Seisakusho, Ltd........................     49,000      30,712
    Tokyo Ohka Kogyo Co., Ltd..........................    252,800   8,692,908
    Tokyo Sangyo Co., Ltd..............................    534,300   2,165,827
#   Tokyo Steel Manufacturing Co., Ltd.................  2,924,900  21,979,032
    Tokyo Tekko Co., Ltd...............................  1,235,000   6,161,954
*   Tokyo TY Financial Group, Inc......................    457,457  13,094,535
#   Tokyu Recreation Co., Ltd..........................    256,328   1,467,266
    Toli Corp..........................................  1,044,000   2,173,079
    Tomato Bank, Ltd...................................  1,323,000   1,974,005
    Tomen Devices Corp.................................        500       7,746
    Tomoe Corp.........................................    898,800   3,275,684
    Tomoe Engineering Co., Ltd.........................     35,800     510,216
    Tomoku Co., Ltd....................................  1,430,000   3,425,508
    TOMONY Holdings, Inc...............................  3,401,200  14,683,980
#   Tomy Co., Ltd......................................    145,800     807,642
    Tonami Holdings Co., Ltd...........................  1,568,000   5,529,095
    Toppan Forms Co., Ltd..............................    806,700   8,381,799
    Topre Corp.........................................    363,200   4,994,986
    Topy Industries, Ltd...............................  4,427,000   9,970,316
    Torii Pharmaceutical Co., Ltd......................    283,100   7,219,522
    Toshiba Machine Co., Ltd...........................     35,000     134,217
#   Tosho Printing Co., Ltd............................    766,000   2,090,633
    Totetsu Kogyo Co., Ltd.............................     29,430     702,443
    Tottori Bank, Ltd. (The)...........................  1,076,000   2,129,598
    Towa Bank, Ltd. (The)..............................  3,796,000   3,116,620
#   Towa Corp..........................................     87,600     533,895
#   Toyo Denki Seizo - Toyo Electric Manufacturing
      Co., Ltd.........................................     25,000      90,346
    Toyo Ink SC Holdings Co., Ltd......................  2,283,000  10,686,473
    Toyo Kohan Co., Ltd................................  2,110,000  10,830,234
    Toyo Machinery & Metal Co., Ltd....................     64,200     248,211
#   Toyo Securities Co., Ltd...........................    867,000   2,540,654
    Toyo Tanso Co., Ltd................................     58,900     944,550
#   Toyo Wharf & Warehouse Co., Ltd....................  1,033,000   1,751,223
    Trusco Nakayama Corp...............................    173,539   4,621,767
    TSI Holdings Co., Ltd..............................  2,322,820  13,278,625
    Tsubakimoto Kogyo Co., Ltd.........................     51,000     131,156
#*  Tsudakoma Corp.....................................  1,033,000   1,363,902
    Tsukishima Kikai Co., Ltd..........................    391,000   4,221,966
    Tsukuba Bank, Ltd..................................  1,272,367   3,714,364
    Tsurumi Manufacturing Co., Ltd.....................    313,200   5,229,992
    Tsutsumi Jewelry Co., Ltd..........................    263,900   5,635,476
#   TTK Co., Ltd.......................................    136,000     554,091

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Tv Tokyo Holdings Corp.............................   110,100 $ 2,409,406
    TYK Corp...........................................   690,000   1,272,688
#   U-Shin, Ltd........................................   655,400   3,930,086
    UACJ Corp..........................................   583,000   1,431,841
    Ube Industries, Ltd................................ 1,979,200   2,964,160
    Uchida Yoko Co., Ltd............................... 1,435,000   4,474,778
    Ueki Corp..........................................   192,000     434,871
    UKC Holdings Corp..................................   178,400   2,739,769
*   Ulvac, Inc.........................................   360,300   5,160,753
    Uniden Corp........................................ 1,332,000   2,519,535
    Unipres Corp.......................................   121,800   2,118,809
#   Universal Entertainment Corp.......................   109,900   1,858,157
#   UNY Group Holdings Co., Ltd........................ 3,134,500  18,034,564
#   Ushio, Inc.........................................   189,900   2,200,017
    Utoc Corp..........................................    30,300     155,765
    Valor Co., Ltd.....................................    26,100     492,332
#   Village Vanguard Co., Ltd..........................    16,400     194,777
    Vital KSK Holdings, Inc............................   278,415   2,138,743
    Wacoal Holdings Corp............................... 1,046,000  10,367,844
    Wakita & Co., Ltd..................................   386,900   3,667,180
    Warabeya Nichiyo Co., Ltd..........................   192,200   3,215,430
*   Watabe Wedding Corp................................    53,100     226,722
    Wood One Co., Ltd..................................   605,000   1,397,562
    Xebio Co., Ltd.....................................   170,100   2,632,952
#   Y A C Co., Ltd.....................................    76,700     425,203
#   Yachiyo Industry Co., Ltd..........................    26,500     224,306
    Yaizu Suisankagaku Industry Co., Ltd...............    26,600     232,876
    YAMABIKO Corp......................................   110,674   4,763,053
#   Yamagata Bank, Ltd. (The).......................... 2,155,000   9,095,378
    Yamaichi Electronics Co., Ltd......................   122,500     852,136
    Yamanashi Chuo Bank, Ltd. (The).................... 3,350,000  13,378,665
    Yamatane Corp...................................... 1,075,000   1,591,490
    Yamato Corp........................................   336,000   1,213,281
    Yamato International, Inc..........................    11,200      40,904
    Yamaura Corp.......................................    16,500      55,481
#   Yamaya Corp........................................    33,500     440,247
    Yamazawa Co., Ltd..................................     2,200      31,956
    Yashima Denki Co., Ltd.............................    19,700      94,123
    Yasuda Logistics Corp..............................   193,900   1,698,049
    Yellow Hat, Ltd....................................   200,900   3,929,750
    Yodogawa Steel Works, Ltd.......................... 3,714,000  13,361,478
    Yokogawa Bridge Holdings Corp......................   615,000   6,889,673
    Yokohama Reito Co., Ltd............................ 1,201,800   8,336,367
    Yokowo Co., Ltd....................................    79,800     432,048
    Yondenko Corp......................................   443,650   1,706,570
    Yonekyu Corp.......................................     5,500      85,575
#   Yonex Co., Ltd.....................................   155,400   1,565,318
    Yorozu Corp........................................   218,900   4,238,973
    Yotai Refractories Co., Ltd........................     4,000      12,813
    Yuasa Funashoku Co., Ltd...........................   590,000   1,675,102
    Yuken Kogyo Co., Ltd...............................   269,000     558,068
    Yurtec Corp........................................ 1,080,000   7,300,650
    Yusen Logistics Co., Ltd...........................   256,200   3,067,558

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
JAPAN -- (Continued)
    Yushiro Chemical Industry Co., Ltd...............     60,700 $      944,813
    Yutaka Giken Co., Ltd............................      1,700         35,486
#   Zojirushi Corp...................................      5,000         33,443
#   Zuken, Inc.......................................     18,900        188,136
                                                                 --------------
TOTAL JAPAN..........................................             2,934,289,352
                                                                 --------------
NETHERLANDS -- (2.0%)
    Accell Group.....................................     30,393        463,646
#*  APERAM SA........................................  1,811,135     47,016,261
#   ASM International NV.............................    661,662     26,996,451
*   Ballast Nedam NV.................................      3,701         12,197
    BE Semiconductor Industries NV...................    821,028     16,663,766
    BinckBank NV.....................................    668,476      5,490,904
    Corbion NV.......................................    414,699      6,869,773
    Delta Lloyd NV...................................  1,859,021     35,123,753
*   Grontmij.........................................     59,887        240,108
#   Heijmans NV......................................    510,079      4,876,727
    Hunter Douglas NV................................          3            121
    KAS Bank NV......................................    312,319      3,602,689
#   Koninklijke BAM Groep NV.........................  7,339,756     22,029,702
#   Koninklijke Ten Cate NV..........................    386,647      8,566,486
*   Macintosh Retail Group NV........................      7,600         21,278
#*  Ordina NV........................................  2,006,476      3,225,186
*   SBM Offshore NV..................................    956,495     10,435,703
#*  SNS Reaal NV.....................................  4,344,025             --
*   Telegraaf Media Groep NV.........................     93,393        601,287
    TNT Express NV...................................  1,459,429      9,545,143
#*  TomTom NV........................................  2,919,396     19,183,444
    USG People NV....................................  1,807,172     20,826,965
    Wessanen.........................................    536,061      3,422,987
                                                                 --------------
TOTAL NETHERLANDS....................................               245,214,577
                                                                 --------------
NEW ZEALAND -- (0.4%)
#   Abano Healthcare Group, Ltd......................        754          4,664
    Air New Zealand, Ltd............................. 10,040,481     18,995,395
    Auckland International Airport, Ltd..............    285,438        923,182
    Cavalier Corp., Ltd..............................      3,143          1,261
    CDL Investments New Zealand, Ltd.................    142,030         62,042
#*  Chorus, Ltd......................................  1,016,970      1,954,614
    Colonial Motor Co., Ltd. (The)...................    243,551      1,121,344
#   Ebos Group, Ltd..................................    147,028      1,009,171
#   Heartland New Zealand, Ltd.......................    625,068        600,406
    Hellaby Holdings, Ltd............................      4,218          9,712
#   Kathmandu Holdings, Ltd..........................     28,829         42,168
#   Metlifecare, Ltd.................................      9,684         33,770
    Millennium & Copthorne Hotels New Zealand, Ltd...    905,618        882,870
    New Zealand Oil & Gas, Ltd.......................  2,486,555      1,160,041
*   New Zealand Refining Co., Ltd. (The).............     52,019         95,978
#   Nuplex Industries, Ltd...........................  3,061,955      6,633,981
#   PGG Wrightson, Ltd...............................  2,145,277        755,271
*   Richina Pacific, Ltd.............................    832,183             --
*   Rubicon, Ltd.....................................  3,767,301        961,941

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
NEW ZEALAND -- (Continued)
    Sanford, Ltd.......................................   1,099,644 $ 3,980,337
#   Sky Network Television, Ltd........................     802,041   3,526,588
    Steel & Tube Holdings, Ltd.........................     201,465     421,055
*   Tenon, Ltd.........................................     137,210     189,754
    Tourism Holdings, Ltd..............................     870,292   1,135,734
    Tower, Ltd.........................................   2,575,269   4,229,130
                                                                    -----------
TOTAL NEW ZEALAND......................................              48,730,409
                                                                    -----------
NORWAY -- (0.7%)
#   Akastor ASA........................................     795,250   1,955,199
    Aker ASA Class A...................................      34,193     730,312
#*  Archer, Ltd........................................   4,535,282   1,799,418
    Austevoll Seafood ASA..............................   1,055,380   6,163,468
#   Bonheur ASA........................................     231,743   2,153,273
    BW Offshore, Ltd...................................   7,415,965   7,131,586
    Deep Sea Supply P.L.C..............................   1,267,349     666,164
*   DOF ASA............................................     563,923     767,879
#*  Dolphin Group A.S..................................   2,549,452     891,755
    Eltek ASA..........................................   1,433,745   2,140,175
    Evry ASA...........................................     260,527     540,105
    Farstad Shipping ASA...............................     207,709     982,247
#   Fred Olsen Energy ASA..............................     110,957     929,878
#*  Frontline, Ltd.....................................     444,224   1,057,964
#   Ganger Rolf ASA....................................     402,365   3,633,951
#   Golden Ocean Group, Ltd............................   6,058,932   3,745,544
*   Grieg Seafood ASA..................................     103,905     375,855
*   Havila Shipping ASA................................      38,346      73,813
*   Kongsberg Automotive ASA...........................  10,167,813   7,993,858
    Kvaerner ASA.......................................   1,772,399   2,063,767
#*  Norske Skogindustrier ASA..........................   4,657,451   4,263,490
    Northern Offshore, Ltd.............................      44,072      17,710
#*  Odfjell SE Class A.................................     249,938     699,880
#*  Panoro Energy ASA..................................   4,620,138     806,454
#   Petroleum Geo-Services ASA.........................   1,576,005   8,569,201
#*  REC Silicon ASA....................................  32,846,857   7,014,455
*   REC Solar ASA......................................     229,507   3,016,541
#*  Sevan Drilling A.S.................................   2,835,940     249,208
    Sevan Marine ASA...................................     531,955   1,342,693
    Siem Offshore, Inc.................................     580,412     162,271
#   Solstad Offshore ASA...............................     359,951   2,892,337
#*  Songa Offshore.....................................   7,132,959   1,415,392
    SpareBank 1 SMN....................................     797,325   5,651,026
    SpareBank 1 SR Bank ASA............................      23,259     146,055
    Stolt-Nielsen, Ltd.................................     199,371   3,147,891
*   TTS Group ASA......................................      61,027      35,995
    Wilh Wilhelmsen Holding ASA Class A................     253,163   4,909,891
                                                                    -----------
TOTAL NORWAY...........................................              90,136,701
                                                                    -----------
PORTUGAL -- (0.4%)
#*  Banco BPI SA.......................................   6,709,104   6,295,894
#*  Banco Comercial Portugues SA....................... 408,564,134  28,773,579
    Corticeira Amorim SGPS SA..........................   2,076,904   7,784,452

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
PORTUGAL -- (Continued)
    EDP Renovaveis SA..................................     194,831 $ 1,302,354
    NOS SGPS...........................................     561,895   3,566,954
    Novabase SGPS SA...................................      10,085      25,640
*   Papelaria Fernandes-Industria e Comercia SA........       2,000          --
    Semapa-Sociedade de Investimento e Gestao..........      90,903   1,064,179
*   Sonae Capital SGPS SA..............................     289,985      94,173
#*  Sonae Industria SGPS SA............................ 146,714,999   1,071,819
    Sumol + Compal SA..................................      53,800      66,890
    Teixeira Duarte SA.................................     155,322     123,581
                                                                    -----------
TOTAL PORTUGAL.........................................              50,169,515
                                                                    -----------
RUSSIA -- (0.0%)
*   Exillon Energy P.L.C...............................     205,863     386,624
                                                                    -----------
SINGAPORE -- (1.4%)
*   Abterra, Ltd.......................................      52,000      21,210
#   ASL Marine Holdings, Ltd...........................   1,254,800     395,905
#*  Ausgroup, Ltd......................................   1,557,000     345,225
    Banyan Tree Holdings, Ltd..........................      59,000      22,853
#*  Biosensors International Group, Ltd................   9,900,800   4,714,993
    Bonvests Holdings, Ltd.............................   1,338,280   1,353,596
#*  Broadway Industrial Group, Ltd.....................   4,031,267     582,799
#   China Merchants Holdings Pacific, Ltd..............   1,751,000   1,268,795
    Chip Eng Seng Corp., Ltd...........................   8,982,198   6,020,987
#   Chuan Hup Holdings, Ltd............................   7,757,000   1,566,286
    Cosco Corp. Singapore, Ltd.........................     224,400      89,590
    Creative Technology, Ltd...........................     799,150   1,029,098
    CSC Holdings, Ltd..................................     348,000      12,526
*   Delong Holdings, Ltd...............................     679,000     111,828
    DMX Technologies Group, Ltd........................   3,585,000     425,600
    EnGro Corp., Ltd...................................     115,500     101,256
*   Excel Machine Tools, Ltd...........................     473,000          --
#   Ezra Holdings, Ltd.................................  18,924,700   7,400,414
    Falcon Energy Group, Ltd...........................     389,700      79,080
    Far East Orchard, Ltd..............................   5,199,720   6,487,020
*   First Sponsor Group, Ltd...........................     980,587     877,144
    GK Goh Holdings, Ltd...............................   2,295,000   1,551,056
    Global Premium Hotels, Ltd.........................      37,000       9,697
    GMG Global, Ltd....................................   3,164,000     149,156
    GP Batteries International, Ltd....................     170,000     119,141
    GP Industries, Ltd.................................   2,169,808   1,038,159
*   Hanwell Holdings, Ltd..............................   6,729,043   1,380,359
*   Healthway Medical Corp., Ltd.......................   3,497,000     118,427
    HG Metal Manufacturing, Ltd........................   1,230,000      61,081
    Hi-P International, Ltd............................      66,000      34,422
    Hiap Hoe, Ltd......................................      47,000      28,759
    Ho Bee Land, Ltd...................................   6,925,000  10,591,923
    Hong Fok Corp., Ltd................................   7,599,000   5,099,357
    Hong Leong Asia, Ltd...............................     991,000   1,055,238
#   Hotel Grand Central, Ltd...........................   2,765,239   2,698,050
    Hour Glass, Ltd. (The).............................   1,166,960     632,151
    HupSteel, Ltd......................................      29,000       4,190
    Hwa Hong Corp., Ltd................................   1,014,000     254,561

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
SINGAPORE -- (Continued)
    Indofood Agri Resources, Ltd.......................  8,068,900 $ 4,218,577
    InnoTek, Ltd.......................................  4,120,000     777,680
    IPC Corp., Ltd..................................... 16,472,000   1,859,432
    Isetan Singapore, Ltd..............................    171,000     589,306
#   Jaya Holdings, Ltd.................................  1,254,000      31,313
*   Jurong Technologies Industrial Corp., Ltd..........  3,391,000          --
    k1 Ventures, Ltd................................... 13,889,000   1,916,113
    Koh Brothers Group, Ltd............................  1,464,000     335,548
*   KS Energy, Ltd.....................................     16,000       4,580
    LCD Global Investments, Ltd........................  6,813,960   1,747,674
*   Li Heng Chemical Fibre Technologies, Ltd........... 11,463,000     998,666
    Lian Beng Group, Ltd...............................  2,072,400     963,242
#*  Linc Energy, Ltd...................................  1,584,514     679,892
    Low Keng Huat Singapore, Ltd.......................     85,000      46,164
    Lum Chang Holdings, Ltd............................  1,416,000     371,970
    Marco Polo Marine, Ltd.............................    129,000      26,639
*   Mercator Lines Singapore, Ltd......................    695,000      44,169
#   Mermaid Maritime PCL...............................  3,279,000     724,960
    Metro Holdings, Ltd................................ 10,849,960   7,815,853
    Mewah International, Inc...........................     56,000      15,678
#   Midas Holdings, Ltd................................ 25,281,000   6,326,081
#*  Neptune Orient Lines, Ltd..........................  1,003,000     747,587
#   NSL, Ltd...........................................    646,000     768,857
#*  Oceanus Group, Ltd.................................  2,831,800      25,209
#   Otto Marine, Ltd................................... 18,222,500     561,425
#   OUE, Ltd...........................................  1,260,000   2,046,261
#   Penguin International, Ltd.........................    107,250      18,187
    Popular Holdings, Ltd..............................  8,482,250   1,943,331
    QAF, Ltd...........................................  3,808,637   2,822,037
#   Raffles Education Corp., Ltd....................... 15,068,200   3,679,078
    Rickmers Maritime..................................    245,000      52,488
*   S I2I, Ltd......................................... 13,668,000      40,060
    San Teh, Ltd.......................................    625,800     128,628
    Sinarmas Land, Ltd.................................    375,000     179,682
    Sing Holdings, Ltd.................................    399,000     100,143
    Sing Investments & Finance, Ltd....................     84,000      80,901
    Singapore Reinsurance Corp., Ltd...................  3,080,110     719,076
    Singapore Shipping Corp., Ltd......................    402,000      88,905
    Singapura Finance, Ltd.............................    210,000     165,370
#*  Sino Grandness Food Industry Group, Ltd............  2,485,000     925,036
#   Stamford Land Corp., Ltd...........................  4,041,000   1,685,313
#   Sunningdale Tech, Ltd.............................. 10,519,000   1,551,902
#*  SunVic Chemical Holdings, Ltd......................  8,226,900   2,881,945
#   Swiber Holdings, Ltd............................... 23,128,500   3,262,028
#   Tat Hong Holdings, Ltd.............................  1,722,000     939,315
    Tiong Woon Corp. Holding, Ltd......................  8,059,500   1,369,662
#   Tuan Sing Holdings, Ltd............................ 17,928,152   5,357,347
    UMS Holdings, Ltd..................................  3,570,750   1,357,260
#   United Engineers, Ltd..............................  9,399,332  21,084,366
#   United Industrial Corp., Ltd.......................  4,194,314  10,921,264
*   Vard Holdings, Ltd.................................    668,200     248,701
    Vibrant Group, Ltd.................................    569,000      41,568
    Wheelock Properties Singapore, Ltd.................  2,267,000   3,143,140

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
SINGAPORE -- (Continued)
    Wing Tai Holdings, Ltd............................. 10,204,954 $ 13,790,832
    Yeo Hiap Seng, Ltd.................................    910,457    1,170,888
    YHI International, Ltd.............................     31,000        5,499
#   Yongnam Holdings, Ltd..............................  1,941,000      256,455
                                                                   ------------
TOTAL SINGAPORE........................................             171,385,215
                                                                   ------------
SPAIN -- (2.4%)
#   Abengoa SA.........................................    696,680    2,225,342
#   Abengoa SA Class B.................................  2,401,624    7,095,770
*   Acciona SA.........................................    280,550   20,054,804
    Acerinox SA........................................    303,551    4,519,091
#   Adveo Group International SA.......................    189,359    2,775,798
*   Azkoyen SA.........................................      2,580        6,149
    Bankinter SA.......................................  8,578,783   59,601,717
*   Baron de Ley.......................................     22,116    1,923,250
#*  Caja de Ahorros del Mediterraneo...................    298,813           --
#*  Cementos Portland Valderrivas SA...................    212,743    1,411,610
#   Construcciones y Auxiliar de Ferrocarriles SA......      3,853    1,295,314
    Dinamia Capital Privado Sociedad de Capital Riesgo
      SA...............................................     44,356      387,493
    Ebro Foods SA......................................    599,752   10,205,145
    Elecnor SA.........................................      4,667       43,142
    Ence Energia y Celulosa S.A........................  3,958,762   11,839,488
*   Ercros SA..........................................  1,850,875      866,548
*   Espanola del Zinc SA...............................     53,703           --
*   Fluidra SA.........................................    182,140      614,003
#*  Fomento de Construcciones y Contratas SA...........  1,550,180   19,189,052
*   Gamesa Corp. Tecnologica SA........................  6,939,007   68,604,119
    Grupo Catalana Occidente SA........................     69,108    1,975,984
    Iberpapel Gestion SA...............................    107,514    1,584,282
#   Indra Sistemas SA..................................    432,126    4,414,450
#   Melia Hotels International SA......................  1,283,223   14,740,051
    Miquel y Costas & Miquel SA........................     27,041      936,938
#*  NH Hotel Group SA..................................  2,795,827   13,803,264
#   Obrascon Huarte Lain SA............................    720,086   16,638,963
    Papeles y Cartones de Europa SA....................    946,146    4,547,896
*   Pescanova SA.......................................    338,483           --
*   Promotora de Informaciones SA Class A..............  5,708,596    1,513,827
*   Realia Business SA.................................     56,325       38,785
*   Sacyr SA...........................................  7,565,697   27,979,920
*   Sociedad Nacional de Industrias Apicaciones
      Celulosa Espanola SA.............................    370,644       15,392
#*  Solaria Energia y Medio Ambiente SA................    874,764      738,157
*   Telecomunicaciones y Energia.......................     10,394       17,492
    Tubacex SA.........................................    254,293      743,883
    Tubos Reunidos SA..................................    296,278      530,605
    Vidrala SA.........................................        863       42,902
*   Vocento SA.........................................     14,029       26,282
                                                                   ------------
TOTAL SPAIN............................................             302,946,908
                                                                   ------------
SWEDEN -- (3.3%)
#   AAK AB.............................................      3,239      175,934
    Acando AB..........................................    809,358    1,309,831
#   AddNode Group AB...................................     37,990      215,895

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
SWEDEN -- (Continued)
    AF AB Class B......................................   110,902 $ 1,698,949
#*  Arise AB...........................................    83,245     155,650
    B&B Tools AB Class B...............................   248,141   4,245,075
#*  BE Group AB........................................   125,805      72,709
    Beijer Alma AB.....................................    15,552     374,387
    Beijer Ref AB Class B..............................   185,323   3,011,066
    Bilia AB Class A...................................   442,474  13,419,458
    BillerudKorsnas AB................................. 3,271,323  49,656,935
#   Biotage AB.........................................   895,743   1,540,668
    Bulten AB..........................................   164,638   1,513,232
    Bure Equity AB..................................... 1,245,863   5,832,409
    Catena AB..........................................    97,210   1,277,579
    Cavotec SA.........................................    12,585      42,238
#*  Cloetta AB Class B................................. 1,504,335   4,556,042
    Concentric AB......................................   619,100   7,908,953
*   Concordia Maritime AB Class B......................   400,102     613,511
*   CyberCom Group AB.................................. 1,031,533     345,576
    Doro AB............................................    63,242     330,252
    Duni AB............................................   190,404   2,814,869
*   East Capital Explorer AB...........................    87,636     484,689
    Enea AB............................................     2,241      20,213
#*  Eniro AB........................................... 2,458,895   1,514,410
    Gunnebo AB.........................................   426,646   2,076,289
    Haldex AB.......................................... 1,212,440  16,371,934
    HIQ International AB...............................     2,405      12,447
    Holmen AB Class B.................................. 1,369,408  49,409,607
    Industrial & Financial Systems Class B.............    49,519   1,524,684
    KappAhl AB.........................................   614,352   3,093,461
#*  Karolinska Development AB Class B..................    86,701     124,403
    KNOW IT AB.........................................   159,909     939,931
    Lagercrantz AB Class B.............................   200,122   3,500,170
*   Lindab International AB............................   701,179   5,805,802
    Meda AB Class A.................................... 1,663,188  23,424,454
#*  Medivir AB Class B.................................    53,079     629,187
    Mekonomen AB.......................................    33,409     784,783
    Modern Times Group AB Class B......................   154,879   4,383,354
    MQ Holding AB......................................   322,460   1,399,051
    Mycronic AB........................................ 1,784,027   6,234,870
*   Net Insight AB Class B............................. 2,205,783     978,243
#   New Wave Group AB Class B.......................... 1,084,969   5,741,060
    Nibe Industrier AB Class B.........................     6,052     153,734
    Nobia AB...........................................   535,532   4,642,659
    Nolato AB Class B..................................   161,524   3,875,906
    Nordnet AB Class B.................................    51,076     171,182
#*  PA Resources AB....................................   216,361      32,426
    Peab AB............................................ 2,209,788  15,893,189
#*  Pricer AB Class B..................................   172,034     157,648
    Proact IT Group AB.................................    49,003     496,356
#   Proffice AB Class B................................    65,216     157,548
#   Ratos AB Class B...................................   651,400   4,069,859
*   Rezidor Hotel Group AB.............................    11,995      45,027
#*  rnb Retail and Brands AB...........................    95,803     161,923
    Saab AB Class B....................................   818,991  19,936,253

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
SWEDEN -- (Continued)
#*  SAS AB............................................. 4,375,726 $  8,753,552
    Semcon AB..........................................    38,736      243,348
    SkiStar AB.........................................    11,778      120,363
#*  SSAB AB Class A(B17H0S8)........................... 2,794,705   13,572,177
#*  SSAB AB Class A(BPRBWK4)...........................   942,588    4,583,946
*   SSAB AB Class B(B17H3F6)...........................   854,023    3,675,387
*   SSAB AB Class B(BPRBWM6)........................... 2,406,562   10,409,108
*   Swedish Orphan Biovitrum AB........................   743,259    7,790,722
    TradeDoubler AB....................................   101,491      116,599
#*  Transcom Worldwide AB..............................    94,869      647,809
    Trelleborg AB Class B.............................. 4,514,667   81,647,866
                                                                  ------------
TOTAL SWEDEN...........................................            410,918,847
                                                                  ------------
SWITZERLAND -- (3.8%)
#   AFG Arbonia-Forster Holding AG.....................   296,881    5,325,788
    Allreal Holding AG.................................   164,784   25,908,170
#   Alpiq Holding AG...................................    26,266    1,856,019
    ALSO Holding AG....................................     9,450      515,096
    Autoneum Holding AG................................    11,277    1,887,482
    Baloise Holding AG.................................   199,039   25,908,349
    Bank Coop AG.......................................    18,932      837,481
    Banque Cantonale de Geneve.........................    13,130    3,111,097
    Banque Cantonale du Jura...........................     7,948      547,593
    Banque Cantonale Vaudoise..........................    12,689    7,403,544
#   Basler Kantonalbank................................     6,886      476,200
    Bell AG............................................       227      547,933
    Bellevue Group AG..................................    58,366      956,663
#   Berner Kantonalbank AG.............................     6,725    1,323,059
    Bobst Group SA.....................................   194,799    5,942,185
    Carlo Gavazzi Holding AG...........................     7,688    1,664,858
    Cham Paper Holding AG..............................    11,660    2,952,615
*   Charles Voegele Holding AG.........................   174,066    2,493,469
    Cicor Technologies.................................    12,055      425,104
    Cie Financiere Tradition SA........................     1,676       75,555
    Clariant AG........................................   512,887    8,240,180
    Coltene Holding AG.................................    54,355    3,675,135
    Conzzeta AG........................................     3,818   12,383,227
    Daetwyler Holding AG...............................   127,534   15,214,304
    EFG International AG...............................   752,909    8,124,751
    Emmi AG............................................    40,449   13,209,281
    Energiedienst Holding AG...........................     2,883       87,756
    Flughafen Zuerich AG...............................    47,523   32,354,236
    Forbo Holding AG...................................     8,759    8,469,196
    GAM Holding AG..................................... 1,915,185   33,845,436
    Georg Fischer AG...................................    26,353   15,803,121
#   Gurit Holding AG...................................     8,835    3,162,003
    Helvetia Holding AG................................   160,011   81,620,194
    HOCHDORF Holding AG................................       991      130,397
    Huber & Suhner AG..................................     8,405      374,164
    Implenia AG........................................   262,982   14,384,104
    Intershop Holdings AG..............................     6,421    2,586,363
    Jungfraubahn Holding AG............................     4,181      361,503
    Kardex AG..........................................    55,067    2,633,987

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
SWITZERLAND -- (Continued)
    Komax Holding AG...................................     15,026 $  2,262,074
    Kudelski SA........................................    173,873    1,991,657
    Liechtensteinische Landesbank AG...................     53,100    2,249,673
    Lonza Group AG.....................................     18,845    2,231,930
#   Luzerner Kantonalbank AG...........................      3,239    1,238,440
    MCH Group AG.......................................      6,712      438,599
#*  Meyer Burger Technology AG.........................  1,046,351    6,490,989
    Micronas Semiconductor Holding AG..................     99,255      593,055
    Mikron Holding AG..................................     38,875      285,070
    Mobimo Holding AG..................................     24,737    5,713,364
*   Orascom Development Holding AG.....................    104,511    1,797,466
    Orior AG...........................................      3,109      181,152
    Romande Energie Holding SA.........................      4,013    4,235,963
*   Schmolz + Bickenbach AG............................  9,682,338    8,627,752
    Schweiter Technologies AG..........................      2,802    2,149,180
    Siegfried Holding AG...............................     28,408    4,733,026
    St Galler Kantonalbank AG..........................     16,315    6,195,678
    Sulzer AG..........................................     91,767    9,716,310
    Swiss Life Holding AG..............................     99,320   22,163,603
    Tamedia AG.........................................      4,482      614,298
*   Tornos Holding AG..................................     42,112      192,106
*   Valartis Group AG..................................      3,658       60,445
    Valiant Holding AG.................................    114,273    9,325,166
    Valora Holding AG..................................     47,181   11,415,395
    Vaudoise Assurances Holding SA Class B.............     22,190   10,441,252
    Vetropack Holding AG...............................        598      867,924
    Vontobel Holding AG................................    155,935    5,212,618
    VP Bank AG.........................................     37,874    3,056,093
    Zehnder Group AG...................................     31,580    1,376,964
    Zug Estates Holding AG.............................        216      301,977
    Zuger Kantonalbank AG..............................         65      315,045
                                                                   ------------
TOTAL SWITZERLAND......................................             473,291,862
                                                                   ------------
UNITED KINGDOM -- (21.5%)
    Acacia Mining P.L.C................................  1,387,129    5,892,938
    Acal P.L.C.........................................    561,584    2,175,389
#*  Afren P.L.C........................................  2,935,351      236,390
*   Aga Rangemaster Group P.L.C........................  1,898,962    2,937,762
    Alent P.L.C........................................  5,393,998   29,622,834
    Alumasc Group P.L.C. (The).........................    575,307    1,034,047
    Amlin P.L.C........................................ 11,350,651   83,169,596
    Anglo Pacific Group P.L.C..........................  1,230,514    1,566,756
    Anglo-Eastern Plantations P.L.C....................    241,403    2,082,158
    Ashtead Group P.L.C................................  6,801,159  110,671,914
    Avesco Group P.L.C.................................     84,124      148,993
    Bank of Georgia Holdings P.L.C.....................     31,047      947,828
    Barratt Developments P.L.C......................... 18,910,790  130,171,993
    BBA Aviation P.L.C.................................  1,446,324    7,376,054
    Beazley P.L.C...................................... 12,511,235   54,205,980
    Bellway P.L.C......................................  3,448,205   94,396,410
    Berendsen P.L.C....................................    634,985   10,626,730
    Berkeley Group Holdings P.L.C......................    134,731    4,911,048
    Bloomsbury Publishing P.L.C........................     91,152      203,599

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
UNITED KINGDOM -- (Continued)
    Bodycote P.L.C.....................................  5,021,077 $51,343,186
    Boot Henry P.L.C...................................  1,143,997   3,617,828
    Bovis Homes Group P.L.C............................  3,873,929  48,360,331
    Braemar Shipping Services P.L.C....................      1,546      10,808
    British Polythene Industries P.L.C.................    319,936   3,093,968
#   Bwin.Party Digital Entertainment P.L.C.............  1,708,264   2,738,767
*   Cairn Energy P.L.C.................................  1,158,380   3,338,454
#   Camellia P.L.C.....................................      2,629     360,120
    Cape P.L.C.........................................    240,797     756,640
    Capital & Regional P.L.C...........................  5,166,314   4,150,711
    Carclo P.L.C.......................................     40,472      62,266
#   Carillion P.L.C....................................  4,895,970  25,147,034
    Carr's Milling Industries P.L.C....................    455,020     968,782
    Castings P.L.C.....................................    435,213   2,517,920
    Catlin Group, Ltd..................................  9,089,700  95,333,213
#   Centamin P.L.C.....................................  5,373,438   5,428,449
#   Centaur Media P.L.C................................    131,854     127,071
    Chemring Group P.L.C...............................    503,183   1,636,809
    Chesnara P.L.C.....................................    318,709   1,687,052
    Chime Communications P.L.C.........................    170,277     649,080
    Cineworld Group P.L.C..............................      4,614      29,409
    Close Brothers Group P.L.C.........................  1,724,250  39,345,754
*   Coalfield Resources P.L.C..........................    911,673      74,494
*   Colt Group SA......................................  5,840,959  11,655,384
#   Communisis P.L.C...................................  2,833,177   2,345,160
    Computacenter P.L.C................................  1,910,955  18,575,332
    Cranswick P.L.C....................................      4,722      92,964
    Creston P.L.C......................................    187,426     351,254
    CSR P.L.C..........................................  4,886,688  62,610,413
    Daejan Holdings P.L.C..............................     75,083   6,197,162
    Dairy Crest Group P.L.C............................    695,827   5,118,309
    Debenhams P.L.C....................................  5,943,870   6,705,992
    Development Securities P.L.C.......................  2,446,450   8,889,642
    Dixons Carphone P.L.C.............................. 10,432,363  68,176,229
    Drax Group P.L.C...................................    538,213   2,920,320
    DS Smith P.L.C..................................... 15,172,280  72,162,128
    easyJet P.L.C......................................     41,355   1,153,103
    Elementis P.L.C....................................  3,522,102  14,622,955
*   EnQuest P.L.C......................................  1,197,226     612,478
*   Enterprise Inns P.L.C.............................. 11,741,621  18,229,646
#   Evraz P.L.C........................................  1,684,328   4,310,438
    Fenner P.L.C.......................................     50,520     140,289
    Ferrexpo P.L.C.....................................    187,750     141,585
*   Findel P.L.C.......................................      3,863      12,264
*   Firstgroup P.L.C...................................  2,630,793   3,926,282
    Future P.L.C.......................................  1,768,908     287,130
    Galliford Try P.L.C................................    836,728  16,568,673
*   Gem Diamonds, Ltd..................................  2,063,272   4,387,271
    Grafton Group P.L.C................................  1,850,057  18,619,177
#   Greene King P.L.C..................................  5,119,224  64,679,818
*   Hardy Oil & Gas P.L.C..............................     78,909      56,872
    Harvey Nash Group P.L.C............................    660,735     789,019
    Headlam Group P.L.C................................     31,725     214,623

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
UNITED KINGDOM -- (Continued)
    Helical Bar P.L.C..................................  2,484,807 $ 14,269,636
    Hiscox, Ltd........................................  8,547,223   94,408,912
*   Hochschild Mining P.L.C............................    267,932      365,456
    Home Retail Group P.L.C............................ 17,089,246   49,361,677
    Hunting P.L.C......................................    265,332    1,579,586
    Huntsworth P.L.C...................................  3,242,574    2,212,755
    Inchcape P.L.C.....................................  8,858,210   92,532,018
    Intermediate Capital Group P.L.C...................  2,324,248   17,221,673
*   International Ferro Metals, Ltd....................  1,960,461      118,852
    Interserve P.L.C...................................    574,331    4,613,128
*   IP Group P.L.C.....................................    136,737      483,169
#*  JKX Oil & Gas P.L.C................................    391,101       75,153
    John Wood Group P.L.C..............................    601,841    5,169,457
*   Johnston Press P.L.C...............................    162,864      408,683
#*  KAZ Minerals P.L.C.................................  1,215,725    3,664,616
    Keller Group P.L.C.................................    674,594    9,030,869
    Laird P.L.C........................................  3,596,016   17,239,279
*   Lamprell P.L.C.....................................    882,655    1,441,202
    Lancashire Holdings, Ltd...........................  1,665,944   15,277,342
    Lavendon Group P.L.C...............................  1,936,016    4,606,399
#*  Lonmin P.L.C.......................................  2,696,571    6,604,179
    Lookers P.L.C......................................    257,901      579,766
    Low & Bonar P.L.C..................................  3,388,506    2,612,054
    Man Group P.L.C.................................... 16,591,814   44,667,562
    Management Consulting Group P.L.C..................  3,240,625      733,473
    Marshalls P.L.C....................................  1,594,058    5,859,375
    Marston's P.L.C.................................... 14,164,440   31,245,775
    McBride P.L.C......................................     21,858       26,464
*   Mecom Group P.L.C..................................    300,899      692,272
    Meggitt P.L.C......................................  3,003,229   24,277,762
    Melrose Industries P.L.C...........................  1,063,715    4,234,343
    Millennium & Copthorne Hotels P.L.C................  4,813,561   41,744,959
*   Mitchells & Butlers P.L.C..........................  5,808,236   37,150,832
    MJ Gleeson P.L.C...................................    647,169    3,527,790
    Mondi P.L.C........................................  2,462,178   43,922,469
#   Morgan Sindall Group P.L.C.........................    112,118    1,125,098
*   Mothercare P.L.C...................................    327,067      881,702
    N Brown Group P.L.C................................     24,874      161,160
    National Express Group P.L.C.......................  4,083,427   15,663,326
#*  New World Resources P.L.C. Class A.................     32,193          618
    Northgate P.L.C....................................  2,617,277   24,329,387
    Novae Group P.L.C..................................    631,375    5,697,067
    Pace P.L.C.........................................    922,314    4,628,724
    Pendragon P.L.C....................................  6,346,912    3,405,557
    Persimmon P.L.C....................................  6,815,578  163,157,703
*   Petra Diamonds, Ltd................................     21,276       49,056
#*  Petropavlovsk P.L.C................................    577,780      117,510
    Phoenix Group Holdings.............................  1,413,674   17,804,627
    Phoenix IT Group P.L.C.............................     16,230       34,404
*   Premier Foods P.L.C................................ 14,447,341    9,400,775
    Premier Oil P.L.C..................................  1,652,939    3,583,719
#*  Punch Taverns P.L.C................................    474,599      782,089
*   PV Crystalox Solar P.L.C...........................     86,192       13,440

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
UNITED KINGDOM -- (Continued)
*   Quintain Estates & Development P.L.C...............  7,333,546 $ 10,624,364
    REA Holdings P.L.C.................................      1,354        6,706
    Redrow P.L.C.......................................  5,687,638   24,124,312
*   Renold P.L.C.......................................  1,122,936      947,719
    RPS Group P.L.C....................................    728,755    1,997,323
    S&U P.L.C..........................................      3,928      121,998
*   Salamander Energy P.L.C............................  1,537,302    1,621,349
*   SDL P.L.C..........................................     38,845      247,568
    Serco Group P.L.C..................................    250,686      580,830
*   Severfield P.L.C...................................    261,818      266,622
    Shanks Group P.L.C.................................  6,122,939    9,050,998
    SIG P.L.C.......................................... 14,457,617   40,095,464
    Soco International P.L.C...........................     22,971       90,197
    Speedy Hire P.L.C..................................  2,905,187    3,175,861
    Spirent Communications P.L.C.......................    186,014      248,355
    Spirit Pub Co. P.L.C............................... 11,189,077   19,364,905
*   Sportech P.L.C.....................................    171,230      163,668
    St Ives P.L.C......................................  2,308,953    6,203,947
    ST Modwen Properties P.L.C.........................  3,794,135   23,864,513
    Taylor Wimpey P.L.C................................ 67,857,150  137,856,140
*   Thomas Cook Group P.L.C............................ 24,489,353   47,020,877
    Travis Perkins P.L.C...............................  3,814,289  110,066,097
    Treatt P.L.C.......................................    118,770      284,989
#   Trifast P.L.C......................................    888,900    1,415,900
*   Trinity Mirror P.L.C...............................  7,644,285   19,821,542
    TT electronics P.L.C...............................  2,547,362    4,228,937
    TUI AG(5666292)....................................  3,423,151   60,196,129
*   TUI AG(BSS7HQ3)....................................    937,872   16,216,923
    Tullett Prebon P.L.C...............................    283,843    1,427,516
    UTV Media P.L.C....................................      6,241       17,952
    Vedanta Resources P.L.C............................    280,258    1,566,084
    Vesuvius P.L.C.....................................  5,991,056   39,556,687
    Vitec Group P.L.C. (The)...........................      1,961       18,213
    Vp P.L.C...........................................    315,426    2,849,783
*   William Ransom & Son Holding P.L.C.................     65,000           --

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                      SHARES       VALUE++
                                                    ---------- ---------------
UNITED KINGDOM -- (Continued)
      Xchanging P.L.C..............................  1,366,835 $     3,220,841
                                                               ---------------
TOTAL UNITED KINGDOM...............................              2,669,064,685
                                                               ---------------
TOTAL COMMON STOCKS................................             11,486,600,483
                                                               ---------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
#*    Ramelius Resources, Ltd. Warrants 08/01/15...    258,526          11,070
                                                               ---------------
AUSTRIA -- (0.0%)
#*    Intercell AG Rights..........................     41,929              --
                                                               ---------------
HONG KONG -- (0.0%)
*     International Standard Resources Holdings,
        Ltd. Warrants 11/26/15.....................  4,843,667          59,356
                                                               ---------------
TOTAL RIGHTS/WARRANTS..............................                     70,426
                                                               ---------------
SECURITIES LENDING COLLATERAL -- (7.5%)
(S)@  DFA Short Term Investment Fund............... 81,047,886     937,724,044
                                                               ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $11,290,934,284)^^.........................            $12,424,394,953
                                                               ===============

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                             LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                           ------------ --------------- ------- ---------------
 Common Stocks
    Australia............. $      2,420 $   557,366,020   --    $   557,368,440
    Austria...............           --      74,876,560   --         74,876,560
    Belgium...............           --     109,875,951   --        109,875,951
    Canada................  924,485,332         436,472   --        924,921,804
    China.................           --       1,859,498   --          1,859,498
    Denmark...............           --     215,594,161   --        215,594,161
    Finland...............           --     283,735,981   --        283,735,981
    France................    1,677,915     463,974,442   --        465,652,357
    Germany...............          494     554,144,231   --        554,144,725
    Greece................           --           1,941   --              1,941
    Hong Kong.............           --     308,260,722   --        308,260,722
    Ireland...............           --      56,434,803   --         56,434,803
    Israel................           --      73,249,767   --         73,249,767
    Italy.................           --     464,089,078   --        464,089,078
    Japan.................      782,215   2,933,507,137   --      2,934,289,352
    Netherlands...........           --     245,214,577   --        245,214,577
    New Zealand...........           --      48,730,409   --         48,730,409
    Norway................    1,220,235      88,916,466   --         90,136,701
    Portugal..............           --      50,169,515   --         50,169,515
    Russia................           --         386,624   --            386,624
    Singapore.............           --     171,385,215   --        171,385,215
    Spain.................           --     302,946,908   --        302,946,908
    Sweden................      647,809     410,271,038   --        410,918,847
    Switzerland...........           --     473,291,862   --        473,291,862
    United Kingdom........   16,217,541   2,652,847,144   --      2,669,064,685
 Rights/Warrants
    Australia.............           --          11,070   --             11,070
    Austria...............           --              --   --                 --
    Hong Kong.............           --          59,356   --             59,356
 Securities Lending
   Collateral.............           --     937,724,044   --        937,724,044
                           ------------ ---------------   --    ---------------
 TOTAL.................... $945,033,961 $11,479,360,992   --    $12,424,394,953
                           ============ ===============   ==    ===============

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                         SHARES    VALUE++
                                                        --------- ----------
COMMON STOCKS -- (91.7%)

AUSTRALIA -- (6.0%)
#   Acrux, Ltd.........................................    41,436 $   49,022
    Adelaide Brighton, Ltd.............................   172,754    478,759
*   Aditya Birla Minerals, Ltd.........................    33,991      5,268
*   AED Oil, Ltd.......................................    28,704         --
    Ainsworth Game Technology, Ltd.....................    29,097     66,290
*   AJ Lucas Group, Ltd................................     9,790      2,774
*   Alkane Resources, Ltd..............................     6,922      1,407
#   ALS, Ltd...........................................    49,670    187,550
    Altium, Ltd........................................    12,131     28,232
*   Alumina, Ltd.......................................   879,559  1,316,535
*   Alumina, Ltd. Sponsored ADR........................       900      5,355
    Amalgamated Holdings, Ltd..........................    33,889    309,517
#   Amcom Telecommunications, Ltd......................    50,927    112,820
    Amcor, Ltd.........................................    54,153    535,206
    AMP, Ltd...........................................   338,855  1,511,163
    Ansell, Ltd........................................     7,634    133,997
*   Antares Energy, Ltd................................   156,063     21,395
#   AP Eagers, Ltd.....................................    23,424    112,695
*   APN News & Media, Ltd..............................   152,148     95,713
#*  Aquarius Platinum, Ltd.............................   146,215     31,348
#   ARB Corp., Ltd.....................................    14,480    129,767
    Aristocrat Leisure, Ltd............................   128,156    694,267
    Arrium, Ltd........................................ 1,567,926    247,441
    Asciano, Ltd.......................................   246,129  1,145,912
*   ASG Group, Ltd.....................................   116,867     59,854
    ASX, Ltd...........................................     8,033    237,421
#   Atlas Iron, Ltd....................................   411,111     53,724
#   Ausdrill, Ltd......................................    89,820     26,063
*   Ausenco, Ltd.......................................    42,031     13,503
#   AusNet Services....................................    75,503     81,954
*   Austal, Ltd........................................    31,664     38,024
    Austbrokers Holdings, Ltd..........................     9,987     68,726
#   Austin Engineering, Ltd............................     3,342      1,798
    Australia & New Zealand Banking Group, Ltd.........   122,194  3,119,302
*   Australian Agricultural Co., Ltd...................   170,712    211,976
    Australian Pharmaceutical Industries, Ltd..........    53,097     37,533
#   Automotive Holdings Group, Ltd.....................   116,587    340,959
*   AWE, Ltd...........................................   292,981    304,189
    Bank of Queensland, Ltd............................   123,765  1,198,890
#   BC Iron, Ltd.......................................    41,913     14,908
    Beach Energy, Ltd..................................   668,887    497,978
#*  Beadell Resources, Ltd.............................   264,785     61,013
    Bega Cheese, Ltd...................................    25,909    102,536
#   Bendigo and Adelaide Bank, Ltd.....................   151,536  1,569,312
    BHP Billiton, Ltd..................................   109,768  2,531,769
#   BHP Billiton, Ltd. Sponsored ADR...................    10,469    485,029
*   Billabong International, Ltd.......................   230,704    115,016
#   Blackmores, Ltd....................................     3,500    109,872
*   BlueScope Steel, Ltd...............................   125,503    486,201
#*  Boart Longyear, Ltd................................   161,114     20,426
    Boral, Ltd.........................................   262,721  1,137,092

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
AUSTRALIA -- (Continued)
#   Bradken, Ltd.......................................    97,128 $  204,849
    Brambles, Ltd......................................    70,098    574,284
#   Breville Group, Ltd................................    19,239    107,919
    Brickworks, Ltd....................................    12,351    116,430
    BT Investment Management, Ltd......................    22,273    124,532
#   Cabcharge Australia, Ltd...........................    56,351    189,532
    Caltex Australia, Ltd..............................    20,543    531,658
#   Cardno, Ltd........................................    81,711    186,618
*   Carnarvon Petroleum, Ltd...........................   105,419     11,455
#   carsales.com, Ltd..................................    56,024    446,108
#   Cash Converters International, Ltd.................   173,826    149,323
    Cedar Woods Properties, Ltd........................    26,260    118,541
    Challenger, Ltd....................................    65,660    319,437
*   Citigold Corp., Ltd................................   194,096      2,992
*   Coal of Africa, Ltd................................    24,372        666
    Coca-Cola Amatil, Ltd..............................    38,916    292,098
#   Cochlear, Ltd......................................     3,449    221,679
*   Cockatoo Coal, Ltd.................................   343,367      3,742
*   Coffey International, Ltd..........................    53,206     10,946
    Commonwealth Bank of Australia.....................    26,352  1,822,110
    Computershare, Ltd.................................    22,394    201,210
#   Corporate Travel Management, Ltd...................     7,047     53,342
    Crown Resorts, Ltd.................................    15,532    163,198
    CSG, Ltd...........................................    81,618     76,043
    CSL, Ltd...........................................    20,897  1,422,114
    CSR, Ltd...........................................   237,341    733,137
*   Cue Energy Resources, Ltd..........................    31,448      2,193
    Decmil Group, Ltd..................................    58,456     56,720
*   Devine, Ltd........................................     2,971      2,147
    Domino's Pizza Enterprises, Ltd....................    13,051    263,849
    Downer EDI, Ltd....................................   217,792    707,153
*   Drillsearch Energy, Ltd............................   241,851    145,747
    DuluxGroup, Ltd....................................    99,568    461,214
    Echo Entertainment Group, Ltd......................   437,339  1,366,497
*   Elders, Ltd........................................    13,008     33,280
#*  Emeco Holdings, Ltd................................   218,506     20,391
*   Energy Resources of Australia, Ltd.................    65,369     66,363
*   Energy World Corp., Ltd............................   238,480     54,343
#   Equity Trustees, Ltd...............................     3,050     47,336
    ERM Power, Ltd.....................................    24,978     42,155
    Euroz, Ltd.........................................     1,190        980
#   Evolution Mining, Ltd..............................   113,903     81,959
    Fairfax Media, Ltd.................................   786,625    547,197
#*  FAR, Ltd...........................................   557,529     39,246
    Finbar Group, Ltd..................................    18,455     18,300
    Fleetwood Corp., Ltd...............................     2,933      3,330
    Flight Centre Travel Group, Ltd....................     3,479    101,556
#*  Focus Minerals, Ltd................................ 1,266,046      9,929
#   Fortescue Metals Group, Ltd........................   348,575    632,068
    G8 Education, Ltd..................................    14,499     47,052
    Goodman Fielder, Ltd...............................   762,944    378,667
#   GrainCorp, Ltd. Class A............................    73,358    506,358
#   Grange Resources, Ltd..............................   122,656      9,522

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
AUSTRALIA -- (Continued)
#   Greencross, Ltd....................................   6,772 $   46,668
#   GUD Holdings, Ltd..................................  31,454    191,304
*   Gunns, Ltd.........................................  75,334         --
#   GWA Group, Ltd.....................................  93,755    191,991
    Hansen Technologies, Ltd...........................  19,184     25,848
#   Harvey Norman Holdings, Ltd........................ 189,572    579,006
*   Helloworld, Ltd....................................  13,926      2,843
    HFA Holdings, Ltd..................................  27,224     32,777
*   Hillgrove Resources, Ltd...........................  19,911      5,861
    Hills, Ltd.........................................  81,191     68,131
*   Horizon Oil, Ltd................................... 329,531     31,994
#   iiNET, Ltd.........................................  39,024    226,486
#   Iluka Resources, Ltd............................... 115,285    626,072
*   Imdex, Ltd.........................................  49,768     11,424
    Incitec Pivot, Ltd................................. 545,498  1,521,461
    Independence Group NL.............................. 118,603    456,670
*   Infigen Energy..................................... 164,162     31,800
#   Infomedia, Ltd.....................................  56,576     40,272
    Insurance Australia Group, Ltd..................... 196,503    973,425
#   Invocare, Ltd......................................  24,701    249,282
#   IOOF Holdings, Ltd.................................  43,255    315,631
#   Iress, Ltd.........................................  27,502    220,018
*   iSelect, Ltd.......................................  48,492     45,932
    James Hardie Industries P.L.C.(B3LCV80)............     100      5,057
    James Hardie Industries P.L.C.(B60QWJ2)............  29,101    291,790
#   JB Hi-Fi, Ltd......................................  26,179    339,348
#*  Kingsgate Consolidated, Ltd........................  46,190     28,408
#   Leighton Holdings, Ltd.............................   9,134    145,354
    Lend Lease Group................................... 142,650  1,838,706
#*  Lonestar Resources, Ltd............................  73,784     10,901
#*  Lynas Corp., Ltd...................................  90,195      3,125
#   M2 Group, Ltd......................................  36,051    251,112
    MACA, Ltd..........................................  27,572     17,606
*   Macmahon Holdings, Ltd............................. 239,512     10,571
#   Macquarie Atlas Roads Group........................  28,788     65,656
    Macquarie Group, Ltd...............................  83,804  4,054,756
#   Magellan Financial Group, Ltd......................  19,192    282,724
    MaxiTRANS Industries, Ltd..........................  43,486     17,268
*   Mayne Pharma Group, Ltd............................  78,756     38,174
    McMillan Shakespeare, Ltd..........................  19,812    176,047
    McPherson's, Ltd...................................  18,083     16,703
    Melbourne IT, Ltd..................................  24,889     26,559
#   Metcash, Ltd....................................... 508,332    573,847
    Mincor Resources NL................................  60,677     33,987
*   Mineral Deposits, Ltd..............................  28,317     18,924
#   Mineral Resources, Ltd.............................  76,457    396,042
#   MMA Offshore, Ltd..................................  80,322     49,641
#   Monadelphous Group, Ltd............................  24,669    155,393
    Mortgage Choice, Ltd...............................  37,287     69,659
    Mount Gibson Iron, Ltd............................. 292,783     48,219
#   Myer Holdings, Ltd................................. 335,958    404,672
    MyState, Ltd.......................................   7,573     28,097
    National Australia Bank, Ltd....................... 146,901  4,051,298

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
AUSTRALIA -- (Continued)
#   Navitas, Ltd.......................................  44,391 $  183,420
*   Newcrest Mining, Ltd............................... 159,955  1,727,108
*   Nexus Energy, Ltd.................................. 247,654         --
#   NIB Holdings, Ltd..................................  88,900    228,257
    Nick Scali, Ltd....................................   5,910     12,443
    Northern Star Resources, Ltd....................... 166,705    241,184
#   NRW Holdings, Ltd.................................. 133,122     29,327
    Nufarm, Ltd........................................  71,239    313,040
    Oil Search, Ltd....................................  26,128    157,232
    Orica, Ltd.........................................  30,978    434,832
    Origin Energy, Ltd................................. 180,805  1,491,970
#*  Orocobre, Ltd......................................  14,748     33,529
    Orora, Ltd.........................................  35,397     58,251
#   OrotonGroup, Ltd...................................   3,801      7,972
*   Otto Energy, Ltd................................... 333,989     25,090
    OZ Minerals, Ltd................................... 139,318    416,153
    OzForex Group, Ltd.................................  45,545     89,633
#   Pacific Brands, Ltd................................ 322,011    122,149
#*  Paladin Energy, Ltd................................ 670,208    195,973
    PanAust, Ltd....................................... 233,335    217,817
#   Panoramic Resources, Ltd........................... 115,565     40,444
    Patties Foods, Ltd.................................  17,109     18,343
    Peet, Ltd..........................................  32,002     25,787
#   Perpetual, Ltd.....................................   7,438    282,209
*   Phosphagenics, Ltd.................................  15,812        972
    Platinum Asset Management, Ltd.....................  12,467     83,793
*   Platinum Australia, Ltd............................  59,641        279
*   PMP, Ltd...........................................  31,929     10,015
    Premier Investments, Ltd...........................  47,499    377,419
*   Prima Biomed, Ltd..................................  75,579      2,122
    Primary Health Care, Ltd........................... 239,271    856,954
    Prime Media Group, Ltd............................. 164,223    102,758
    Programmed Maintenance Services, Ltd...............  53,595     90,275
*   Qantas Airways, Ltd................................ 486,209    979,746
    QBE Insurance Group, Ltd........................... 176,956  1,450,663
    Qube Holdings, Ltd................................. 101,717    184,346
*   Ramelius Resources, Ltd............................  55,377      5,940
    Ramsay Health Care, Ltd............................   6,122    281,727
    RCG Corp., Ltd.....................................  24,952     14,140
    RCR Tomlinson, Ltd.................................  54,912     87,607
    REA Group, Ltd.....................................   3,734    142,833
    Recall Holdings, Ltd...............................   5,686     31,494
    Reckon, Ltd........................................  15,738     23,364
*   Red Fork Energy, Ltd...............................  57,145        267
*   Redflex Holdings, Ltd..............................  15,216     10,641
    Reece Australia, Ltd...............................     839     21,051
#*  Regis Resources, Ltd...............................  45,208     68,055
#   Reject Shop, Ltd. (The)............................  14,887     67,258
*   Resolute Mining, Ltd............................... 367,866    110,390
#   Retail Food Group, Ltd.............................  50,796    242,721
    Ridley Corp., Ltd..................................  96,363     68,128
    Rio Tinto, Ltd.....................................  17,746    791,331
    Ruralco Holdings, Ltd..............................   6,256     17,699

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
AUSTRALIA -- (Continued)
    SAI Global, Ltd....................................  71,105 $  216,102
#   Salmat, Ltd........................................  16,043     20,015
*   Samson Oil & Gas, Ltd. Sponsored ADR...............  10,577      1,698
    Sandfire Resources NL..............................  33,947    111,991
#   Santos, Ltd........................................ 148,573    904,516
*   Saracen Mineral Holdings, Ltd...................... 303,405     88,158
#   Sedgman, Ltd.......................................  31,588     12,804
    Seek, Ltd..........................................  19,243    264,831
    Select Harvests, Ltd...............................  20,521    105,362
#*  Senex Energy, Ltd.................................. 379,740     81,072
    Servcorp, Ltd......................................   8,966     35,386
#*  Service Stream, Ltd................................   8,008      1,275
#   Seven Group Holdings, Ltd..........................  54,038    214,185
    Seven West Media, Ltd.............................. 204,879    207,666
    Sigma Pharmaceuticals, Ltd......................... 586,676    364,068
#*  Silex Systems, Ltd.................................  12,982      5,315
    Silver Chef, Ltd...................................   1,940      9,835
*   Silver Lake Resources, Ltd.........................  61,727     11,276
#   Sims Metal Management, Ltd......................... 114,387    962,341
    Sirtex Medical, Ltd................................  11,331    236,250
    Skilled Group, Ltd.................................  49,258     49,768
    Slater & Gordon, Ltd...............................  19,395     99,538
#   SMS Management & Technology, Ltd...................  34,076     95,283
    Sonic Healthcare, Ltd..............................  25,999    379,563
#   Southern Cross Media Group, Ltd.................... 236,188    192,170
    Spark Infrastructure Group......................... 193,532    320,471
    Specialty Fashion Group, Ltd.......................  16,869      9,691
#*  St Barbara, Ltd.................................... 148,747     24,857
*   Strike Energy, Ltd.................................  53,210      4,560
    STW Communications Group, Ltd......................  92,619     65,874
    Suncorp Group, Ltd................................. 166,799  1,900,472
    Sunland Group, Ltd.................................  26,250     34,739
#   Super Retail Group, Ltd............................  34,839    235,130
    Tabcorp Holdings, Ltd.............................. 357,998  1,265,359
#*  Tap Oil, Ltd.......................................  84,108     24,540
    Tassal Group, Ltd..................................  51,867    151,484
    Tatts Group, Ltd................................... 478,634  1,432,412
#   Technology One, Ltd................................  65,676    168,684
#*  Ten Network Holdings, Ltd.......................... 802,994    124,012
#   TFS Corp., Ltd.....................................  76,174     86,785
    Thorn Group, Ltd...................................   3,330      7,395
*   Tiger Resources, Ltd............................... 232,205      8,753
#   Toll Holdings, Ltd................................. 283,384  1,355,146
#   Tox Free Solutions, Ltd............................  59,393    134,173
#   TPG Telecom, Ltd...................................  31,955    165,273
#*  Transfield Services, Ltd........................... 222,540    243,669
    Transpacific Industries Group, Ltd................. 652,158    417,204
    Treasury Wine Estates, Ltd......................... 233,547    887,906
#   UGL, Ltd...........................................  62,043     86,137
    UXC, Ltd........................................... 121,625     70,297
    Villa World, Ltd...................................  31,087     50,659
    Village Roadshow, Ltd..............................  26,871    126,759
*   Virgin Australia Holdings, Ltd..................... 357,674    130,491

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
AUSTRALIA -- (Continued)
*   Virgin Australia Holdings, Ltd. (ACI01NXR8)........ 272,729 $        --
#   Virtus Health, Ltd.................................  11,675      72,585
    Vision Eye Institute, Ltd..........................  81,552      45,419
    Vita Group, Ltd....................................   7,991       8,743
#   Vocus Communications, Ltd..........................  24,337     117,130
    Washington H Soul Pattinson & Co., Ltd.............  11,782     118,688
    Watpac, Ltd........................................  44,377      27,883
#   Webjet, Ltd........................................  10,348      23,425
    Wesfarmers, Ltd....................................  52,599   1,776,690
    Western Areas, Ltd.................................  67,891     210,320
    Westpac Banking Corp...............................  59,493   1,590,012
    Westpac Banking Corp. Sponsored ADR................  12,390     331,432
#*  Whitehaven Coal, Ltd............................... 116,793     111,511
    Wide Bay Australia, Ltd............................   3,475      15,546
    Woodside Petroleum, Ltd............................  69,700   1,851,161
    Woolworths, Ltd....................................  52,266   1,286,200
    WorleyParsons, Ltd.................................  23,712     176,418
                                                                -----------
TOTAL AUSTRALIA........................................          87,664,270
                                                                -----------
AUSTRIA -- (0.4%)
*   A-TEC Industries AG................................   1,773          --
    Agrana Beteiligungs AG.............................     717      56,689
#   AMAG Austria Metall AG.............................     878      27,488
    Andritz AG.........................................   4,541     245,811
    Atrium European Real Estate, Ltd...................   5,591      26,053
    Austria Technologie & Systemtechnik AG.............   8,528     110,590
    BUWOG AG...........................................   2,364      46,171
#   CA Immobilien Anlagen AG...........................     920      18,633
    Conwert Immobilien Invest SE.......................   7,140      83,079
    DO & CO AG.........................................   1,264      95,042
    Erste Group Bank AG................................  24,020     520,013
    EVN AG.............................................   4,949      54,727
    Flughafen Wien AG..................................     665      57,797
*   IMMOFINANZ AG......................................  34,531      78,907
*   Kapsch TrafficCom AG...............................     698      16,031
#   Lenzing AG.........................................   3,520     228,293
    Mayr Melnhof Karton AG.............................   2,002     206,627
    Oberbank AG........................................     693      39,739
    Oesterreichische Post AG...........................   8,848     438,584
    OMV AG.............................................  29,983     745,403
    Palfinger AG.......................................   2,086      54,684
*   PIAG Immobilien AG.................................     199       1,981
    POLYTEC Holding AG.................................   3,869      29,701
    Porr AG............................................     646      33,081
#   Raiffeisen Bank International AG...................  25,858     302,153
    RHI AG.............................................   6,707     175,929
    Rosenbauer International AG........................     950      72,189
    S IMMO AG..........................................   8,070      62,463
    Schoeller-Bleckmann Oilfield Equipment AG..........   2,826     167,160
    Semperit AG Holding................................   3,086     136,273
    Strabag SE.........................................   7,391     163,779
    UNIQA Insurance Group AG...........................   7,063      59,782
    Verbund AG.........................................   3,850      67,385

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
AUSTRIA -- (Continued)
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe...........................................   3,353 $  142,311
    Voestalpine AG.....................................  12,075    430,021
    Wienerberger AG....................................  55,653    786,396
*   Wolford AG.........................................     299      7,196
    Zumtobel Group AG..................................  10,068    231,016
                                                                ----------
TOTAL AUSTRIA..........................................          6,019,177
                                                                ----------
BELGIUM -- (1.6%)
*   Ablynx NV..........................................   6,175     72,825
    Ackermans & van Haaren NV..........................  10,271  1,220,730
    Ageas..............................................  58,524  2,004,079
*   AGFA-Gevaert NV.................................... 103,802    242,463
    Anheuser-Busch InBev NV............................  12,437  1,516,892
    Anheuser-Busch InBev NV Sponsored ADR..............   3,863    471,556
    Atenor Group.......................................     168      7,779
    Banque Nationale de Belgique.......................      77    303,732
    Barco NV...........................................   8,256    531,355
    Belgacom SA........................................  39,800  1,482,320
    Cie d'Entreprises CFE..............................   3,857    367,263
    Cie Immobiliere de Belgique SA.....................     233     12,551
    Cie Maritime Belge SA..............................   2,390     37,418
    Colruyt SA.........................................  13,508    623,032
    D'ieteren SA.......................................   8,597    277,598
    Deceuninck NV......................................  30,550     63,187
    Delhaize Group SA..................................  33,045  2,748,895
    Delhaize Group SA Sponsored ADR....................  29,692    614,327
    Econocom Group.....................................  30,639    250,868
    Elia System Operator SA............................   4,295    188,629
*   Euronav NV.........................................  24,880    291,706
#   EVS Broadcast Equipment SA.........................   1,968     66,368
    Exmar NV...........................................  16,386    144,359
#   Fagron.............................................  11,223    458,214
*   Ion Beam Applications..............................   5,092     99,901
*   KBC Groep NV.......................................  28,026  1,507,379
    Kinepolis Group NV.................................   5,625    246,949
    Lotus Bakeries.....................................      50     60,005
*   MDxHealth..........................................   3,419     17,827
    Melexis NV.........................................   5,686    284,608
*   Mobistar SA........................................  21,311    473,579
#   NV Bekaert SA......................................  22,207    670,226
#*  Nyrstar NV......................................... 181,952    684,063
*   Picanol............................................     658     24,667
*   RealDolmen NV/SA...................................   1,173     24,470
    Recticel SA........................................  12,253     70,763
*   Rentabiliweb Group.................................     846      6,602
#   Resilux............................................     778    112,645
*   RHJ International SA...............................  10,390     54,569
*   Roularta Media Group NV............................     199      2,423
    Sioen Industries NV................................   4,242     61,281
    Sipef SA...........................................   1,541     90,144
#   Solvay SA..........................................  20,480  2,799,954
*   Telenet Group Holding NV...........................   3,075    171,009
*   Tessenderlo Chemie NV..............................  22,426    580,443

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
BELGIUM -- (Continued)
#*  ThromboGenics NV...................................   4,993 $    39,133
    UCB SA.............................................   5,551     431,528
    Umicore SA.........................................  30,521   1,278,251
    Van de Velde NV....................................   3,497     190,223
*   Viohalco SA........................................  25,814      65,019
                                                                -----------
TOTAL BELGIUM..........................................          24,045,807
                                                                -----------
CANADA -- (8.3%)
*   5N Plus, Inc.......................................  26,415      47,396
    Absolute Software Corp.............................   7,651      52,986
#   Acadian Timber Corp................................   3,299      41,098
*   Advantage Oil & Gas, Ltd........................... 114,310     479,478
    Aecon Group, Inc...................................  33,335     257,089
#   AG Growth International, Inc.......................   2,860     121,764
    AGF Management, Ltd. Class B.......................  42,935     243,277
    Agnico Eagle Mines, Ltd.(008474108)................  11,564     389,938
    Agnico Eagle Mines, Ltd.(2009823)..................  13,840     466,596
    Agrium, Inc.(2213538)..............................   5,000     533,446
    Agrium, Inc.(008916108)............................   7,409     790,170
    AGT Food & Ingredient, Inc.........................   8,412     185,690
    Aimia, Inc.........................................  17,893     191,927
*   Ainsworth Lumber Co, Ltd...........................  48,963     140,258
*   Air Canada.........................................   4,300      39,762
    AirBoss of America Corp............................   2,398      26,363
    Akita Drilling, Ltd. Class A.......................     900       7,331
    Alacer Gold Corp................................... 159,987     375,196
*   Alamos Gold, Inc.(011527108).......................  52,395     277,694
    Alamos Gold, Inc.(2411707).........................  35,296     188,327
*   Alexco Resource Corp...............................  12,984       6,846
    Algoma Central Corp................................   1,740      22,347
    Algonquin Power & Utilities Corp...................  62,701     499,358
    Alimentation Couche Tard, Inc. Class B.............  19,600     767,989
#   AltaGas, Ltd.......................................   5,600     189,237
#*  Alterra Power Corp.................................  49,453      12,259
#   Altus Group, Ltd...................................  10,000     147,871
*   Amerigo Resources, Ltd.............................  23,684       4,473
#   Amica Mature Lifestyles, Inc.......................   5,700      33,105
#   ARC Resources, Ltd.................................  18,008     325,949
#*  Argonaut Gold, Inc.................................  65,566     127,964
    Arsenal Energy, Inc................................   5,661      16,929
#*  Artek Exploration, Ltd.............................  14,249      14,802
    Atco, Ltd. Class I.................................   4,600     178,070
#*  Athabasca Oil Corp................................. 141,451     207,050
*   ATS Automation Tooling Systems, Inc................  16,045     183,090
    AuRico Gold, Inc................................... 171,725     677,062
    AutoCanada, Inc....................................   3,400      86,639
#*  Avigilon Corp......................................   8,795     133,929
    Axia NetMedia Corp.................................   5,600      14,014
*   B2Gold Corp........................................ 323,700     636,854
#   Badger Daylighting, Ltd............................   9,126     162,310
#*  Ballard Power Systems, Inc.........................  16,800      26,310
#   Bank of Montreal(2076009)..........................  15,946     915,198
    Bank of Montreal(063671101)........................  22,232   1,277,895

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
    Bank of Nova Scotia................................   6,849 $  329,110
    Bank of Nova Scotia (The)..........................  24,948  1,198,502
*   Bankers Petroleum, Ltd............................. 138,069    317,275
    Barrick Gold Corp.(067901108)...................... 191,949  2,453,108
    Barrick Gold Corp.(2024644)........................   9,774    124,992
#   Baytex Energy Corp.(B4VGVM3).......................     900     13,967
#   Baytex Energy Corp.(07317Q105).....................  18,547    290,075
*   Bellatrix Exploration, Ltd.........................  48,102     97,287
#*  Birchcliff Energy, Ltd.............................  63,043    337,367
#   Bird Construction, Inc.............................  11,459    100,188
#   Black Diamond Group, Ltd...........................  11,841     94,210
#*  BlackBerry, Ltd.(BCBHZ31).......................... 101,303  1,029,214
#*  BlackBerry, Ltd.(09228F103)........................  61,363    622,834
#*  BlackPearl Resources, Inc..........................  94,016     68,069
#*  BNK Petroleum, Inc.................................  41,642      9,340
#   Bombardier, Inc. Class B...........................  62,760    143,231
#   Bonavista Energy Corp..............................  92,511    436,819
#   Bonterra Energy Corp...............................  15,274    477,801
    Boralex, Inc. Class A..............................  13,800    147,807
#*  Brookfield Residential Properties, Inc.............   8,026    193,587
#*  BRP, Inc...........................................   2,787     48,033
    CAE, Inc.(2162760).................................  16,827    207,242
    CAE, Inc.(124765108)...............................   1,450     17,893
    Calfrac Well Services, Ltd.........................  25,610    164,459
    Calian Technologies, Ltd...........................   1,000     14,370
    Cameco Corp.(2166160)..............................  20,249    284,923
    Cameco Corp.(13321L108)............................  32,627    457,431
    Canaccord Genuity Group, Inc.......................  67,597    339,393
#*  Canacol Energy, Ltd................................  29,015     81,744
#   Canadian Energy Services & Technology Corp.........  32,261    136,336
    Canadian Imperial Bank of Commerce(2170525)........   4,351    301,937
    Canadian Imperial Bank of Commerce(136069101)......   3,202    222,283
    Canadian Natural Resources, Ltd.(136385101)........  62,984  1,822,757
    Canadian Natural Resources, Ltd.(2171573)..........  17,000    492,862
    Canadian Oil Sands, Ltd............................  83,688    516,999
#   Canadian Tire Corp., Ltd. Class A..................  10,016    923,723
#   Canadian Western Bank..............................  35,700    724,002
    Canam Group, Inc. Class A..........................  21,806    191,341
    CanElson Drilling, Inc.............................  46,447    118,064
#   Canexus Corp.......................................  32,646     60,889
*   Canfor Corp........................................  24,916    622,557
    Canfor Pulp Products, Inc..........................  18,452    228,708
    CanWel Building Materials Group, Ltd...............     991      4,430
    Canyon Services Group, Inc.........................  13,638     75,665
    Capital Power Corp.................................  13,484    268,364
#   Capstone Infrastructure Corp.......................  58,101    154,089
#*  Capstone Mining Corp............................... 182,938    167,001
    Cascades, Inc......................................  38,096    235,346
*   Catamaran Corp.(B8J4N87)...........................   4,000    199,732
*   Catamaran Corp.(B3N9ZT8)...........................   4,229    211,069
#   Cathedral Energy Services, Ltd.....................  19,963     36,762
    CCL Industries, Inc. Class B.......................   6,734    696,082
*   Celestica, Inc.(2263362)...........................  66,931    750,057

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
*   Celestica, Inc.(15101Q108).........................  23,983 $  268,370
    Cenovus Energy, Inc.(B57FG04)......................   6,900    130,702
    Cenovus Energy, Inc.(15135U109)....................  20,385    385,073
    Centerra Gold, Inc.................................  85,802    514,528
#*  Cequence Energy, Ltd...............................  79,682     54,555
    Cervus Equipment Corp..............................   5,594     84,216
#*  CGI Group, Inc. Class A(2159740)...................   7,471    296,030
*   CGI Group, Inc. Class A(39945C109).................   7,633    302,267
#*  China Gold International Resources Corp., Ltd...... 109,174    186,439
*   Chinook Energy, Inc................................  38,922     34,919
#   CI Financial Corp..................................   5,639    143,782
#   Cineplex, Inc......................................  10,457    371,883
*   Claude Resources, Inc..............................  31,500      9,916
    Clearwater Seafoods, Inc...........................   7,758     85,108
#   Cogeco Cable, Inc..................................  11,395    654,627
    Cogeco, Inc........................................   3,464    162,200
    Colabor Group, Inc.................................   7,067     18,353
    COM DEV International, Ltd.........................  41,363    125,648
    Computer Modelling Group, Ltd......................  21,330    184,311
    Constellation Software, Inc........................   1,092    302,575
#*  Copper Mountain Mining Corp........................  76,683     59,744
    Corby Spirit and Wine, Ltd.........................   2,450     43,189
*   Corridor Resources, Inc............................   5,600      3,922
#   Corus Entertainment, Inc. Class B..................  51,639    876,567
    Cott Corp.(22163N106)..............................   4,928     37,453
    Cott Corp.(2228952)................................  50,909    387,016
#   Crescent Point Energy Corp.(B67C8W8)...............   8,073    191,866
    Crescent Point Energy Corp.(22576C101).............  30,352    720,556
*   Crew Energy, Inc...................................  66,491    273,666
*   DeeThree Exploration, Ltd..........................  45,980    200,102
*   Delphi Energy Corp.................................  70,437     64,855
#*  Denison Mines Corp................................. 118,547    101,689
*   Descartes Systems Group, Inc. (The)................   9,080    138,697
    DH Corp............................................  17,600    491,559
    DHX Media, Ltd.....................................  11,800     79,304
#   DirectCash Payments, Inc...........................   8,500    121,276
    Dollarama, Inc.....................................   4,866    231,103
*   Dominion Diamond Corp.(257287102)..................  37,361    620,193
*   Dominion Diamond Corp.(B95LX89)....................  18,256    303,285
    Dorel Industries, Inc. Class B.....................  18,541    531,265
#*  DragonWave, Inc....................................   6,969      5,594
*   Dundee Precious Metals, Inc........................  77,445    218,189
    E-L Financial Corp., Ltd...........................     111     59,137
    Eldorado Gold Corp................................. 211,503  1,015,321
#   Emera, Inc.........................................   2,100     68,716
    Empire Co., Ltd....................................   7,200    524,121
#   Enbridge Income Fund Holdings, Inc.................  33,789  1,094,746
    Encana Corp.(2793193)..............................  13,705    167,605
    Encana Corp.(292505104)............................ 120,861  1,479,339
*   Endeavour Mining Corp.............................. 269,857    127,421
#*  Endeavour Silver Corp..............................  60,213    165,376
#   EnerCare, Inc......................................   8,928    100,402
    Enerflex, Ltd......................................  28,495    358,794

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
#*  Energy Fuels, Inc.(BFV4XV7)........................   5,605 $   25,453
*   Energy Fuels, Inc.(BFV4XW8)........................   2,144      9,777
    Enerplus Corp.(292766102)..........................  39,171    383,876
#   Enerplus Corp.(B584T89)............................  20,675    200,616
    Enghouse Systems, Ltd..............................   3,027     96,453
#   Ensign Energy Services, Inc........................  67,452    467,657
#*  Epsilon Energy, Ltd................................  25,234     79,036
    Equitable Group, Inc...............................   3,526    153,727
*   Equity Financial Holdings, Inc.....................     800      6,031
*   Essential Energy Services Trust....................  79,421     81,877
#   Evertz Technologies, Ltd...........................   5,026     72,184
*   Excellon Resources, Inc............................   5,300      3,045
#   Exchange Income Corp...............................   4,281     74,556
    Exco Technologies, Ltd.............................   5,657     59,655
#*  EXFO, Inc..........................................   7,513     25,838
#   Extendicare, Inc...................................  31,304    168,012
    Fairfax Financial Holdings, Ltd....................   4,039  2,145,530
    Fiera Capital Corp.................................   8,300     80,995
    Finning International, Inc.........................  44,110    727,240
    First Capital Realty, Inc..........................   6,035     92,707
#*  First Majestic Silver Corp.(2833583)...............  12,400     76,603
#*  First Majestic Silver Corp.(32076V103).............  26,297    162,778
#   First National Financial Corp......................     600     10,482
    First Quantum Minerals, Ltd........................  93,427    852,144
    FirstService Corp.(2350231)........................   4,219    221,957
    FirstService Corp.(33761N109)......................   2,485    130,139
#*  Fortress Paper, Ltd. Class A.......................   2,299      3,618
*   Fortuna Silver Mines, Inc..........................  55,988    271,414
#   Gamehost, Inc......................................   3,082     31,288
    Genesis Land Development Corp......................  10,800     25,668
#   Genworth MI Canada, Inc............................  17,365    432,109
    George Weston, Ltd.................................   6,237    494,366
    Gibson Energy, Inc.................................  13,612    242,203
    Gildan Activewear, Inc.............................   6,523    380,795
#   Glacier Media, Inc.................................   3,000      3,494
    GLENTEL, Inc.......................................   3,800     74,702
    Gluskin Sheff + Associates, Inc....................   9,463    197,199
    GMP Capital, Inc...................................  20,353     84,090
    Goldcorp, Inc.(380956409)..........................  29,564    710,423
    Goldcorp, Inc.(2676302)............................  12,207    294,824
#*  Golden Star Resources, Ltd.........................  73,980     23,288
*   Gran Tierra Energy, Inc.(38500T101)................   1,100      2,354
*   Gran Tierra Energy, Inc.(B2PPCS5).................. 125,255    271,072
*   Great Canadian Gaming Corp.........................  14,900    231,585
#*  Great Panther Silver, Ltd..........................  29,633     20,988
    Great-West Lifeco, Inc.............................   6,100    154,624
*   Heroux-Devtek, Inc.................................  10,096     89,781
    High Liner Foods, Inc..............................   4,987     88,500
#   HNZ Group, Inc.....................................   2,200     37,691
    Home Capital Group, Inc............................   5,000    165,263
#   Horizon North Logistics, Inc.......................  38,355     65,198
    HudBay Minerals, Inc.(B05BQ98).....................   3,790     27,099
    HudBay Minerals, Inc.(B05BDX1)..................... 157,050  1,143,238

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
#   Hudson's Bay Co....................................  16,553 $  305,085
    Husky Energy, Inc..................................  31,500    677,992
*   IAMGOLD Corp.(450913108)...........................  23,010     61,437
#*  IAMGOLD Corp.(2446646)............................. 157,060    420,244
#   IGM Financial, Inc.................................   3,000    102,959
#*  Imax Corp.(2014258)................................   5,400    179,982
#*  Imax Corp.(45245E109)..............................   7,725    257,474
#*  Imperial Metals Corp...............................  18,005    126,816
    Imperial Oil, Ltd.(2454241)........................     776     28,849
    Imperial Oil, Ltd.(453038408)......................  10,107    375,071
*   Indigo Books & Music, Inc..........................   1,600     13,246
#   Industrial Alliance Insurance & Financial
      Services, Inc....................................  32,909  1,047,846
    Innergex Renewable Energy, Inc.....................  30,613    287,170
    Intact Financial Corp..............................   5,604    374,511
#   Inter Pipeline, Ltd................................   6,971    181,256
*   Interfor Corp......................................  37,512    655,360
    Intertape Polymer Group, Inc.......................  18,164    268,022
#*  Ithaca Energy, Inc................................. 132,288    125,969
#*  Ivanhoe Energy, Inc................................   2,745      1,015
    Jean Coutu Group PJC, Inc. (The) Class A...........   5,573    111,793
    Just Energy Group, Inc.(B693818)...................   2,300     11,638
#   Just Energy Group, Inc.(B63MCN1)...................  22,608    114,757
#   K-Bro Linen, Inc...................................   1,828     69,267
*   Katanga Mining, Ltd................................  83,398     20,346
*   Kelt Exploration, Ltd..............................   3,000     14,874
    Keyera Corp........................................   3,900    230,188
#   Killam Properties, Inc.............................  13,100    114,536
*   Kinross Gold Corp.(496902404)......................   4,318     14,638
#*  Kinross Gold Corp.(B03Z841)........................ 333,614  1,131,562
#*  Kirkland Lake Gold, Inc............................  40,588    144,056
#*  Knight Therapeutics, Inc...........................   1,963     12,528
#*  Lake Shore Gold Corp............................... 301,198    270,218
    Laurentian Bank of Canada..........................  19,674    724,750
#*  Legacy Oil + Gas, Inc..............................  97,329    117,956
#   Leisureworld Senior Care Corp......................  12,345    139,606
    Leon's Furniture, Ltd..............................   5,738     86,474
*   Leucrotta Exploration, Inc.........................  33,142     24,778
#   Lightstream Resources, Ltd......................... 116,588     69,731
    Linamar Corp.......................................  16,431    941,223
#   Liquor Stores N.A., Ltd............................  13,733    165,570
    Loblaw Cos., Ltd...................................   8,093    402,052
#   Long Run Exploration, Ltd..........................  87,044     72,611
    Lucara Diamond Corp................................ 112,726    186,295
*   Lundin Mining Corp................................. 182,741    650,027
    MacDonald Dettwiler & Associates, Ltd..............   6,138    450,870
    Magellan Aerospace Corp............................   6,936     72,870
    Magna International, Inc...........................  16,323  1,568,329
#*  Mainstreet Equity Corp.............................   1,005     26,772
    Major Drilling Group International, Inc............  44,631    238,837
    Mandalay Resources Corp............................ 128,700     94,193
#   Manitoba Telecom Services, Inc.....................  13,368    269,843
    Manulife Financial Corp.(2492519)..................  37,301    598,249
    Manulife Financial Corp.(56501R106)................  76,588  1,231,535

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
    Maple Leaf Foods, Inc..............................  66,971 $1,074,108
    Martinrea International, Inc.......................  57,075    423,560
*   Maxim Power Corp...................................   2,200      4,536
#   McCoy Global, Inc..................................   4,284     12,238
#   Medical Facilities Corp............................  10,415    160,565
*   MEG Energy Corp....................................  19,181    292,538
    Melcor Developments, Ltd...........................   3,353     44,832
    Methanex Corp......................................  11,900    525,934
    Metro, Inc.........................................  11,500    910,081
#*  Migao Corp.........................................   6,589      5,082
*   Mitel Networks Corp................................  17,008    151,248
#*  Mood Media Corp....................................  19,033      8,238
    Morneau Shepell, Inc...............................  13,596    183,177
#   MTY Food Group, Inc................................   2,761     75,875
#   Mullen Group, Ltd..................................  40,067    642,926
    National Bank of Canada............................  25,294    880,025
*   Neptune Technologies & Bioressources, Inc..........   6,516     11,538
    Nevsun Resources, Ltd.............................. 137,083    473,593
#   New Flyer Industries, Inc..........................  18,158    196,056
*   New Gold, Inc...................................... 145,754    638,900
    Newalta Corp.......................................  34,733    362,172
#*  Niko Resources, Ltd................................  27,147      5,234
#   Norbord, Inc.......................................   7,302    162,509
    North American Energy Partners, Inc.(656844107)....  11,011     32,813
    North American Energy Partners, Inc.(B1HTYS2)......   5,546     16,498
#*  North American Palladium, Ltd......................  37,050      6,269
    North West Co., Inc. (The).........................  14,464    302,325
#   Northland Power, Inc...............................  24,144    324,909
#*  Novagold Resources, Inc............................  42,029    159,755
*   NuVista Energy, Ltd................................  58,327    327,737
*   OceanaGold Corp.................................... 178,600    393,547
    Onex Corp..........................................   6,200    340,324
    Open Text Corp.....................................   6,200    351,595
#   Osisko Gold Royalties, Ltd.........................  19,053    256,246
*   Ovivo, Inc. Class A................................   8,028     13,141
#   Pacific Rubiales Energy Corp....................... 125,651    291,706
*   Painted Pony Petroleum, Ltd........................  56,003    302,778
    Pan American Silver Corp.(697900108)...............  78,822    919,065
    Pan American Silver Corp.(2669272).................  25,434    297,832
#*  Paramount Resources, Ltd. Class A..................   3,054     68,521
*   Parex Resources, Inc...............................  56,767    307,356
#   Parkland Fuel Corp.................................  19,002    327,342
    Pason Systems, Inc.................................  17,666    248,995
    Pembina Pipeline Corp.(B4PPQG5)....................   3,496    108,551
#   Pembina Pipeline Corp.(B4PT2P8)....................   4,324    134,329
#   Pengrowth Energy Corp.............................. 149,634    400,374
#   Penn West Petroleum, Ltd.(B63FY34).................  42,468     64,168
    Penn West Petroleum, Ltd.(707887105)...............  79,923    119,085
*   Performance Sports Group, Ltd......................   6,734    125,491
#*  Perpetual Energy, Inc..............................  52,190     39,840
#   Peyto Exploration & Development Corp...............   8,710    220,030
#   PHX Energy Services Corp...........................  14,152     69,385
    Pizza Pizza Royalty Corp...........................   2,773     31,861

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
CANADA -- (Continued)
*   Poseidon Concepts Corp.............................   6,541 $      2
    Precision Drilling Corp.(B5YPLH9)..................  83,917  428,599
    Precision Drilling Corp.(74022D308)................  20,286  103,459
#   Premium Brands Holdings Corp.......................   4,923   94,880
*   Primero Mining Corp.(74164W106)....................   6,304   25,342
#*  Primero Mining Corp.(B4Z8FV2)......................  53,729  215,643
    Progressive Waste Solutions, Ltd.(B3DJGB7).........  16,623  474,345
    Progressive Waste Solutions, Ltd.(74339G101).......  10,715  305,592
#   Pulse Seismic, Inc.................................  33,004   78,958
*   QLT, Inc...........................................   3,731   16,178
    Quebecor, Inc. Class B.............................  16,000  401,039
*   Questerre Energy Corp. Class A.....................  16,560    3,845
    Reitmans Canada, Ltd...............................     700    3,917
    Reitmans Canada, Ltd. Class A......................  22,199  141,506
*   Restaurant Brands International, Inc.(76131D103)...   1,807   69,912
*   Restaurant Brands International, Inc.(BTF8CF0).....   2,706  104,873
    Richelieu Hardware, Ltd............................   4,307  200,792
#*  Richmont Mines, Inc................................  10,500   37,102
#   Ritchie Bros Auctioneers, Inc.(2345390)............   3,200   80,208
    Ritchie Bros Auctioneers, Inc.(767744105)..........  11,313  282,825
*   RMP Energy, Inc....................................  84,637  288,407
*   Rock Energy, Inc...................................  16,987   31,415
#   Rocky Mountain Dealerships, Inc....................  11,178   73,013
#   Rogers Sugar, Inc..................................  59,748  214,880
    RONA, Inc..........................................  82,392  829,302
    Royal Bank of Canada(2754383)......................  14,000  790,399
    Royal Bank of Canada(780087102)....................  12,668  716,882
#   Russel Metals, Inc.................................  20,929  385,738
#*  Sandstorm Gold, Ltd................................  40,209  162,013
*   Sandvine Corp......................................  26,856   68,477
    Saputo, Inc........................................  11,022  316,946
    Savanna Energy Services Corp.......................  47,416   83,958
*   Scorpio Mining Corp................................  31,700    4,989
#*  Sears Canada, Inc..................................   7,764   72,709
    Secure Energy Services, Inc........................  21,025  244,053
*   SEMAFO, Inc........................................ 190,920  668,603
#   Shaw Communications, Inc. Class B(2801836).........   4,800  110,830
    Shaw Communications, Inc. Class B(82028K200).......   2,103   48,663
    ShawCor, Ltd.......................................  13,467  369,874
    Sherritt International Corp........................ 175,629  295,779
#*  Sierra Wireless, Inc.(2418968).....................  11,300  408,710
#*  Sierra Wireless, Inc.(826516106)...................   6,130  221,354
#*  Silver Standard Resources, Inc.(82823L106).........  19,769  121,975
*   Silver Standard Resources, Inc.(2218458)...........  28,273  174,217
    Silver Wheaton Corp................................   9,100  209,041
    SNC-Lavalin Group, Inc.............................   2,900   95,967
*   Solium Capital, Inc................................   6,894   36,458
*   Southern Pacific Resource Corp..................... 135,301      532
#   Sprott, Inc........................................ 106,567  234,820
#   Spyglass Resources Corp............................  80,669   17,775
*   St Andrew Goldfields, Ltd..........................  48,000   11,899
    Stantec, Inc.......................................  13,024  320,296
    Stella-Jones, Inc..................................   6,100  174,162

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
    Strad Energy Services, Ltd.........................   4,059 $   10,413
    Stuart Olson, Inc..................................   6,050     30,662
#   Student Transportation, Inc........................  17,176     95,430
#   Sun Life Financial, Inc.(2566124)..................  21,576    659,828
    Sun Life Financial, Inc.(866796105)................   8,083    247,097
    Suncor Energy, Inc.(867224107).....................  88,134  2,627,275
    Suncor Energy, Inc.(B3NB1P2).......................  44,972  1,341,338
*   SunOpta, Inc.(2817510).............................  14,332    150,234
*   SunOpta, Inc.(8676EP108)...........................   8,718     91,190
#   Superior Plus Corp.................................  35,819    343,898
#   Surge Energy, Inc..................................  72,274    146,175
#*  TAG Oil, Ltd.......................................  23,355     26,467
    Talisman Energy, Inc.(87425E103)................... 167,418  1,258,983
    Talisman Energy, Inc.(2068299)..................... 148,655  1,120,733
*   Taseko Mines, Ltd..................................  74,175     53,120
    Teck Resources, Ltd. Class B(2879327)..............  10,991    142,285
    Teck Resources, Ltd. Class B(878742204)............  36,870    474,886
    TELUS Corp.........................................  10,600    363,622
*   Tembec, Inc........................................  27,377     60,756
*   Teranga Gold Corp.(B5TDK82)........................ 167,596     83,092
#*  Teranga Gold Corp.(B4L8QT1)........................  11,133      5,290
*   Thompson Creek Metals Co., Inc.(884768102).........   9,468     12,119
#*  Thompson Creek Metals Co., Inc.(2439806)...........  80,157     99,668
#   Thomson Reuters Corp...............................  10,416    399,688
#*  Timmins Gold Corp.................................. 104,102    113,876
#   TMX Group, Ltd.....................................   8,183    303,119
    TORC Oil & Gas, Ltd................................  44,281    287,492
    Toromont Industries, Ltd...........................  20,141    437,786
    Toronto-Dominion Bank (The)(2897222)...............  42,258  1,682,738
    Toronto-Dominion Bank (The)(891160509).............   5,699    226,991
    Torstar Corp. Class B..............................  30,474    164,517
    Total Energy Services, Inc.........................  20,184    207,288
*   Tourmaline Oil Corp................................   6,206    170,644
#   TransAlta Corp.(2901628)...........................  24,788    216,922
    TransAlta Corp.(89346D107).........................  79,104    690,578
#   TransAlta Renewables, Inc..........................   4,100     41,106
    TransCanada Corp...................................  12,267    545,822
    Transcontinental, Inc. Class A.....................  37,532    446,887
    TransForce, Inc....................................  24,833    563,614
#   TransGlobe Energy Corp.............................  35,703    103,959
    Trican Well Service, Ltd...........................  88,845    342,599
#   Trilogy Energy Corp................................   4,100     20,973
    Trinidad Drilling, Ltd.............................  80,521    270,579
*   Turquoise Hill Resources, Ltd.(900435108)..........  17,904     51,564
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)............  75,598    219,530
*   TVA Group, Inc. Class B............................     653      3,520
#   Twin Butte Energy, Ltd............................. 144,834     82,065
    Uni-Select, Inc....................................   4,046    100,298
#   Valener, Inc.......................................   7,789    103,776
#   Veresen, Inc.......................................  12,831    163,278
#   Vermilion Energy, Inc.(B607XS1)....................     900     39,642
    Vermilion Energy, Inc.(923725105)..................   3,538    154,964
    Vicwest, Inc.......................................   5,723     56,343

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- ------------
CANADA -- (Continued)
#   Wajax Corp.........................................   8,209 $    156,660
*   Wesdome Gold Mines, Ltd............................  14,500       14,834
    West Fraser Timber Co., Ltd........................  12,562      721,472
    Western Energy Services Corp.......................  19,695       81,371
    Western Forest Products, Inc....................... 143,065      290,476
#   WesternOne, Inc....................................  13,422       27,780
    Westjet Airlines, Ltd..............................   1,400       33,626
    Westshore Terminals Investment Corp................  11,689      294,364
    Whistler Blackcomb Holdings, Inc...................  12,824      201,640
#   Whitecap Resources, Inc............................  92,716      905,489
    Wi-Lan, Inc........................................  69,507      186,526
    Winpak, Ltd........................................   3,603      107,180
#   WSP Global, Inc....................................  24,859      672,388
*   Xtreme Drilling and Coil Services Corp.............  17,787       23,096
    Yamana Gold, Inc.(2219279)......................... 148,540      614,873
    Yamana Gold, Inc.(98462Y100).......................   6,868       28,227
#*  Yellow Pages, Ltd..................................   2,100       29,037
#   Zargon Oil & Gas, Ltd..............................  16,494       51,142
                                                                ------------
TOTAL CANADA...........................................          120,637,636
                                                                ------------
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc.............................   5,700          580
*   Technovator International, Ltd..................... 146,000       58,015
                                                                ------------
TOTAL CHINA............................................               58,595
                                                                ------------
DENMARK -- (1.4%)
    ALK-Abello A.S.....................................   2,748      312,504
*   Alm Brand A.S......................................  48,831      252,805
#   Ambu A.S. Class B..................................   8,160      173,335
    AP Moeller - Maersk A.S. Class A...................     168      328,757
    AP Moeller - Maersk A.S. Class B...................     397      802,237
*   Auriga Industries A.S. Class B.....................   5,968      282,405
#*  Bang & Olufsen A.S.................................  17,643      122,018
*   Bavarian Nordic A.S................................  11,500      354,143
    Carlsberg A.S. Class B.............................  13,073      959,957
    Chr Hansen Holding A.S.............................  19,875      825,902
#   D/S Norden A.S.....................................  12,539      259,329
    Danske Bank A.S....................................  32,955      852,953
    Dfds A.S...........................................   1,459      140,672
    DSV A.S............................................  36,230    1,141,162
    East Asiatic Co., Ltd. A.S.........................   3,691       29,157
#   FLSmidth & Co. A.S.................................  14,450      610,515
*   Genmab A.S.........................................   7,527      504,362
    GN Store Nord A.S..................................  56,780    1,272,891
    H Lundbeck A.S.....................................   9,527      193,489
*   H+H International A.S. Class B.....................   1,940       11,079
    Harboes Bryggeri A.S. Class B......................     511        7,016
    IC Companys A.S....................................   3,217       68,981
    Jeudan A.S.........................................     667       59,287
*   Jyske Bank A.S.....................................  30,655    1,387,545
    NKT Holding A.S....................................  10,884      559,084
    Nordjyske Bank A.S.................................     140        2,145

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
DENMARK -- (Continued)
    Norresundby Bank A.S...............................     195 $    11,539
    Novozymes A.S. Class B.............................   7,154     326,254
    Pandora A.S........................................  12,272     877,296
*   Parken Sport & Entertainment A.S...................     848       7,704
    PER Aarsleff A.S. Class B..........................     751     168,815
    Ringkjoebing Landbobank A.S........................   1,399     263,070
    Rockwool International A.S. Class B................   1,772     189,217
*   Royal UNIBREW A.S..................................   3,788     645,707
    Schouw & Co........................................   6,351     294,743
    SimCorp A.S........................................   9,900     287,718
    Solar A.S. Class B.................................   2,269     100,223
    Spar Nord Bank A.S.................................  31,713     285,934
*   Sydbank A.S........................................  32,488     915,162
    TDC A.S............................................  80,226     593,736
    Tivoli A.S.........................................       1         483
*   Topdanmark A.S.....................................  33,455   1,119,487
    Tryg A.S...........................................   2,241     262,408
#   United International Enterprises...................     798     119,643
*   Vestas Wind Systems A.S............................  37,011   1,438,011
#*  Vestjysk Bank A.S..................................   1,419       1,851
*   William Demant Holding A.S.........................   3,763     285,595
*   Zealand Pharma A.S.................................   1,167      15,126
                                                                -----------
TOTAL DENMARK..........................................          19,723,452
                                                                -----------
FINLAND -- (2.0%)
    Afarak Group Oyj...................................  27,643      11,132
#   Ahlstrom Oyj.......................................   6,489      58,626
    Alma Media Oyj.....................................   6,053      20,713
    Amer Sports Oyj....................................  53,486   1,020,094
    Apetit Oyj.........................................     276       4,806
    Aspo Oyj...........................................   6,205      48,329
    Atria Oyj..........................................   3,573      31,229
    Bank of Aland P.L.C. Class B.......................       5          69
    BasWare Oyj........................................     628      26,913
    Cargotec Oyj.......................................  19,189     614,674
    Caverion Corp......................................  19,090     178,429
    Citycon Oyj........................................  62,377     211,491
    Cramo Oyj..........................................   5,196      80,128
    Elektrobit Oyj.....................................  47,687     220,678
    Elisa Oyj..........................................  36,412     968,555
    F-Secure Oyj.......................................  29,375      75,945
*   Finnair Oyj........................................  30,953     115,191
*   Finnlines Oyj......................................     894      16,161
#   Fiskars Oyj Abp....................................   5,171     108,577
    Fortum Oyj......................................... 128,439   2,739,700
    HKScan Oyj Class A.................................  13,510      58,837
    Huhtamaki Oyj......................................  36,947   1,012,911
    Ilkka-Yhtyma Oyj...................................   3,592       8,860
    Kemira Oyj.........................................  36,837     421,448
    Kesko Oyj Class A..................................     817      28,536
    Kesko Oyj Class B..................................  36,433   1,331,349
    Kone Oyj Class B...................................  13,756     620,426
    Konecranes Oyj.....................................  10,325     314,555

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
FINLAND -- (Continued)
    Lassila & Tikanoja Oyj.............................  13,574 $   271,880
*   Lemminkainen Oyj...................................   2,421      30,128
    Metsa Board Oyj....................................  95,921     573,155
    Metso Oyj..........................................  21,081     641,395
    Munksjo Oyj........................................   3,591      38,057
    Neste Oil Oyj......................................  73,717   2,049,953
    Nokia Oyj.......................................... 340,765   2,620,667
#   Nokian Renkaat Oyj.................................  40,888   1,007,688
    Okmetic Oyj........................................   2,360      14,125
    Olvi Oyj Class A...................................   6,300     171,182
*   Oriola-KD Oyj Class B..............................  50,855     207,296
    Orion Oyj Class A..................................   3,872     127,417
    Orion Oyj Class B..................................  25,776     849,826
#*  Outokumpu Oyj......................................  57,760     312,506
#   Outotec Oyj........................................  55,742     322,783
    PKC Group Oyj......................................   8,715     189,412
    Ponsse Oy..........................................     608       8,525
#*  Poyry Oyj..........................................   6,843      22,505
    Raisio Oyj Class V.................................  48,998     235,415
    Ramirent Oyj.......................................  35,732     295,026
    Saga Furs Oyj......................................     284       7,417
    Sampo Oyj Class A..................................  17,165     831,333
    Sanoma Oyj.........................................  32,889     207,106
    Stockmann Oyj Abp(5462371).........................   2,666      20,127
    Stockmann Oyj Abp(5462393).........................   9,801      68,005
    Stora Enso Oyj Class R............................. 263,493   2,556,521
*   Talvivaara Mining Co. P.L.C........................ 190,260       6,514
    Technopolis Oyj....................................  19,201      87,034
    Tieto Oyj..........................................  30,114     740,030
    Tikkurila Oyj......................................  12,412     223,959
    UPM-Kymmene Oyj.................................... 193,274   3,397,249
    Uponor Oyj.........................................  16,765     255,478
    Vaisala Oyj Class A................................   1,578      40,342
    Valmet OYJ.........................................   8,626     111,072
    Wartsila Oyj Abp...................................   9,272     429,827
#   YIT Oyj............................................  29,594     172,367
                                                                -----------
TOTAL FINLAND..........................................          29,491,684
                                                                -----------
FRANCE -- (6.1%)
    Accor SA...........................................   5,760     286,370
    Actia Group........................................   3,223      19,990
    Aeroports de Paris.................................   1,173     140,742
#*  Air France-KLM.....................................  45,894     404,114
    Akka Technologies SA...............................   2,247      81,436
    Albioma SA.........................................  12,436     231,094
*   Alcatel-Lucent..................................... 261,297     904,376
*   Alstom SA..........................................   8,571     279,274
    Altamir............................................   2,833      33,172
    Alten SA...........................................   8,733     365,775
    Altran Technologies SA.............................  39,678     351,170
    April SA...........................................   6,744      83,800
*   Archos.............................................   3,060       8,239
    Arkema SA..........................................   8,914     635,876

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
FRANCE -- (Continued)
    Assystem...........................................   3,682 $   71,980
    AtoS...............................................  17,565  1,291,550
    Aubay..............................................     672      8,355
    Audika Groupe......................................   1,518     22,060
    AXA SA.............................................  88,159  2,062,210
    AXA SA Sponsored ADR...............................  14,588    343,256
    Axway Software SA..................................   1,450     27,421
#*  Beneteau SA........................................   8,579    124,984
    Bigben Interactive.................................   1,386      5,932
    BioMerieux.........................................   2,454    268,088
    BNP Paribas SA.....................................  47,192  2,477,832
    Boiron SA..........................................   2,387    244,140
    Bollore SA(4572709)................................ 182,097    783,722
*   Bollore SA(BQR9N80)................................     200        836
    Bonduelle S.C.A....................................   5,814    131,036
    Bongrain SA........................................   1,522     92,675
    Bouygues SA........................................  45,309  1,614,588
    Bureau Veritas SA..................................  10,940    231,663
    Burelle SA.........................................      58     43,159
    Cap Gemini SA......................................  13,755    998,339
    Carrefour SA.......................................  44,139  1,383,132
    Casino Guichard Perrachon SA.......................  18,881  1,712,929
*   Cegedim SA.........................................     820     29,729
    Cegid Group........................................   3,620    130,328
#*  CGG SA.............................................  18,610    103,097
#*  CGG SA Sponsored ADR...............................  16,300     91,443
*   Chargeurs SA.......................................   9,101     52,645
    Christian Dior SA..................................   1,359    233,733
    Cie de Saint-Gobain................................  83,394  3,552,641
    Cie Generale des Etablissements Michelin...........  16,586  1,615,177
*   Club Mediterranee SA...............................   7,116    198,308
    CNP Assurances.....................................  34,195    600,309
    Credit Agricole SA................................. 132,414  1,570,386
    Dassault Systemes SA...............................   2,688    166,106
    Derichebourg SA....................................  59,924    232,959
    Devoteam SA........................................     983     18,902
    Edenred............................................  10,913    313,647
    Eiffage SA.........................................   8,957    436,096
    Electricite de France SA...........................  24,082    652,838
    Electricite de Strasbourg SA.......................      88     10,946
#*  Eramet.............................................   2,838    227,285
    Essilor International SA...........................   9,075  1,010,696
*   Esso SA Francaise..................................   1,062     43,931
*   Etablissements Maurel et Prom......................  36,130    291,837
    Euler Hermes Group.................................   3,745    366,741
#*  Euro Disney SCA....................................   2,997      4,175
    Eurofins Scientific SE.............................   2,014    517,407
    Eutelsat Communications SA.........................  13,379    459,615
    Exel Industries Class A............................      69      3,586
    Faiveley Transport SA..............................   2,273    137,885
    Faurecia...........................................  22,716    912,419
    Fimalac............................................   1,034     81,498
    Fleury Michon SA...................................     571     32,465

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
FRANCE -- (Continued)
*   GameLoft SE........................................   9,353 $   31,154
    GDF Suez........................................... 151,611  3,362,486
    GL Events..........................................   3,508     65,339
    Groupe Crit........................................   1,664     73,012
    Groupe Eurotunnel SE...............................  83,494  1,121,049
    Groupe Flo.........................................   2,320      5,785
*   Groupe Fnac........................................     972     48,753
#   Groupe Gorge.......................................   1,095     25,659
    Guerbet............................................   2,479     92,126
    Haulotte Group SA..................................   6,728     99,841
#   Hermes International...............................     308    104,526
*   Hi-Media SA........................................  23,966     62,288
    Iliad SA...........................................   1,081    251,080
    Imerys SA..........................................   4,908    354,383
#   Ingenico...........................................   7,163    748,839
    Interparfums SA....................................   3,588    105,892
    Ipsen SA...........................................   4,463    227,142
    IPSOS..............................................   9,922    258,530
    Jacquet Metal Service..............................   6,357    110,880
    JCDecaux SA........................................   6,656    239,487
    Kering.............................................   3,675    741,480
    Korian-Medica......................................  16,007    605,350
    Lafarge SA.........................................  30,333  2,078,286
    Lagardere SCA......................................  48,119  1,316,103
    Laurent-Perrier....................................     548     43,318
*   Le Noble Age.......................................   1,220     27,474
    Lectra.............................................   4,783     53,804
    Legrand SA.........................................  10,454    560,388
    Linedata Services..................................     385      9,882
    LISI...............................................   7,209    179,036
    LVMH Moet Hennessy Louis Vuitton SA................   5,176    832,427
*   Manitou BF SA......................................   3,827     56,183
    Manutan International..............................     336     15,182
    Mersen.............................................   5,211    123,100
#*  METabolic EXplorer SA..............................  10,722     68,955
    Metropole Television SA............................  13,912    254,361
    MGI Coutier........................................   5,682     86,335
    Montupet...........................................   2,611    207,204
    Natixis SA......................................... 139,423    886,727
#   Naturex............................................   2,602    136,150
    Neopost SA.........................................  10,220    530,262
*   Nexans SA..........................................  16,366    515,459
    Nexity SA..........................................  10,330    406,751
    Norbert Dentressangle SA...........................   1,253    184,865
*   NRJ Group..........................................   3,854     28,876
*   Onxeo..............................................   5,700     39,612
    Orange SA(5176177)................................. 177,688  3,126,078
    Orange SA(684060106)...............................   3,032     53,303
#*  Orco Property Group SA.............................   8,374      3,393
    Orpea..............................................   8,663    563,152
    Paris Orleans SA...................................     507      9,910
*   Parrot SA..........................................   2,681     57,505
    Pernod-Ricard SA...................................   2,185    261,998

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
FRANCE -- (Continued)
*   Peugeot SA......................................... 152,176 $2,193,527
#*  Pierre & Vacances SA...............................   2,344     66,882
    Plastic Omnium SA..................................  15,164    435,352
    PSB Industries SA..................................     755     34,483
    Publicis Groupe SA.................................   9,651    721,097
    Rallye SA..........................................  12,283    460,568
#*  Recylex SA.........................................   7,033     15,131
    Renault SA.........................................  31,881  2,436,549
    Rexel SA...........................................  85,060  1,589,237
    Robertet SA........................................     246     45,681
    Rubis SCA..........................................   4,982    288,930
    Safran SA..........................................   9,646    642,422
    Saft Groupe SA.....................................  13,630    434,761
    Samse SA...........................................      40      4,810
    Sanofi.............................................  25,687  2,366,797
    Sartorius Stedim Biotech...........................   1,037    201,860
    Schneider Electric SE(4834108).....................  10,719    805,766
    Schneider Electric SE(B11BPS1).....................   1,883    141,543
    SCOR SE............................................  46,947  1,461,457
    SEB SA.............................................   4,577    313,215
    Seche Environnement SA.............................     944     22,268
#*  Sequana SA.........................................  16,121     46,520
    SES SA.............................................  12,025    438,050
    Societe BIC SA.....................................   1,862    264,748
    Societe d'Edition de Canal +.......................  23,777    160,163
    Societe des Bains de Mer et du Cercle des
      Etrangers a Monaco...............................     408     20,272
    Societe Generale SA................................  43,582  1,750,092
    Societe Internationale de Plantations d'Heveas SA..     378     13,857
    Societe Marseillaise du Tunnel Prado-Carenage SA...     200      7,167
    Societe Television Francaise 1.....................  42,138    663,330
#   Sodexo SA..........................................   3,155    313,021
#*  SOITEC............................................. 100,087     99,317
*   Solocal Group...................................... 127,342    106,888
    Somfy SA...........................................     303     76,915
    Sopra Steria Group.................................   5,032    391,800
#*  Ste Industrielle d'Aviation Latecoere SA...........   3,238     41,273
    Stef SA............................................   1,901    109,569
#   STMicroelectronics NV(2430025).....................  14,700    122,010
    STMicroelectronics NV(5962332)..................... 127,072  1,055,125
#*  Store Electronic...................................   1,158     16,417
    Suez Environnement Co..............................  14,741    270,974
    Sword Group........................................   2,537     55,879
    Synergie SA........................................   4,953    108,074
*   Technicolor SA.....................................  65,890    393,608
    Technip SA.........................................  17,827  1,041,038
    Teleperformance....................................  17,355  1,243,414
    Thales SA..........................................   4,494    236,664
*   Theolia SA.........................................  18,387     11,427
    Thermador Groupe...................................     269     21,585
    Total Gabon........................................     101     34,696
    Total SA...........................................  96,144  4,935,126
#   Total SA Sponsored ADR.............................  16,698    860,114
    Touax SA...........................................     388      6,512

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
FRANCE -- (Continued)
    Trigano SA.........................................  4,601 $   137,326
*   UBISOFT Entertainment.............................. 62,316   1,250,891
    Union Financiere de France BQE SA..................    730      19,440
    Valeo SA...........................................  6,816     961,067
    Vallourec SA....................................... 38,233     829,541
#*  Valneva SE......................................... 16,873      76,833
    Veolia Environnement SA............................ 19,941     365,302
    Vetoquinol SA......................................    151       5,967
    Vicat..............................................  4,734     332,473
    VIEL & Cie SA...................................... 10,410      23,537
    Vilmorin & Cie SA..................................  1,503     132,240
    Vinci SA........................................... 18,216     956,962
    Virbac SA..........................................    907     201,328
    Vivendi SA......................................... 38,310     905,942
    VM Materiaux SA....................................     25         683
    Vranken-Pommery Monopole SA........................    394      10,676
    Zodiac Aerospace................................... 12,850     426,174
                                                               -----------
TOTAL FRANCE...........................................         89,549,668
                                                               -----------
GERMANY -- (5.5%)
    Aareal Bank AG..................................... 23,704     897,580
    Adidas AG..........................................  6,474     445,458
    Adler Modemaerkte AG...............................  4,316      62,436
*   ADVA Optical Networking SE......................... 18,658      61,675
#*  Air Berlin P.L.C...................................  2,352       2,896
#*  Aixtron SE......................................... 10,539      83,347
    Allgeier SE........................................  1,474      25,383
    Allianz SE......................................... 21,899   3,610,955
    Allianz SE ADR..................................... 11,988     197,802
    Amadeus Fire AG....................................  1,359     101,099
*   AS Creation Tapeten................................     50       1,542
    Aurubis AG......................................... 15,615     846,542
    Axel Springer SE...................................  7,705     473,784
    BASF SE............................................ 28,207   2,522,767
*   Bauer AG...........................................  4,972      90,971
    Bayer AG...........................................     31       4,465
    Bayerische Motoren Werke AG........................ 31,783   3,696,064
    BayWa AG...........................................  6,054     238,134
    Bechtle AG.........................................  5,830     492,674
    Beiersdorf AG......................................  3,397     298,158
    Bertrandt AG.......................................  1,271     167,057
    Bijou Brigitte AG..................................  1,717     103,446
    Bilfinger SE.......................................  9,638     503,520
#   Biotest AG.........................................  1,418     157,582
    Borussia Dortmund GmbH & Co. KGaA.................. 42,159     189,910
    Brenntag AG........................................ 13,863     754,635
    CANCOM SE..........................................  3,678     157,316
    Carl Zeiss Meditec AG..............................  3,846     101,448
    Celesio AG......................................... 38,400   1,137,534
    CENIT AG...........................................  1,384      18,737
    CENTROTEC Sustainable AG...........................  3,786      56,476
    Cewe Stiftung & Co. KGAA...........................  2,595     152,114
#   Comdirect Bank AG.................................. 15,116     150,201

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
GERMANY -- (Continued)
*   Commerzbank AG..................................... 141,238 $1,693,342
    CompuGroup Medical AG..............................   7,418    191,873
*   Constantin Medien AG...............................  11,950     17,395
    Continental AG.....................................   2,736    617,370
    CropEnergies AG....................................  11,125     33,982
    CTS Eventim AG & Co. KGaA..........................   9,694    277,272
    Daimler AG.........................................  60,561  5,484,694
#   Delticom AG........................................   1,376     26,491
    Deutsche Bank AG(5750355)..........................   1,436     41,684
#   Deutsche Bank AG(D18190898)........................  64,391  1,866,051
    Deutsche Boerse AG.................................   9,445    724,251
    Deutsche Lufthansa AG..............................  96,022  1,624,111
    Deutsche Post AG...................................  28,268    914,840
    Deutsche Telekom AG................................ 101,563  1,750,752
    Deutsche Telekom AG Sponsored ADR..................  26,160    449,952
    Deutsche Wohnen AG.................................  24,198    628,563
    Deutz AG...........................................  43,665    201,290
*   Dialog Semiconductor P.L.C.........................  18,013    688,904
    DMG Mori Seiki AG..................................  30,433    996,848
    Dr Hoenle AG.......................................   1,129     22,916
    Draegerwerk AG & Co. KGaA..........................   1,067     85,417
    Drillisch AG.......................................   8,176    316,753
    Duerr AG...........................................   4,874    443,589
    E.ON SE............................................  96,871  1,499,557
    Eckert & Ziegler AG................................   2,499     59,307
    Elmos Semiconductor AG.............................   5,218    103,221
    ElringKlinger AG...................................  11,909    414,947
#*  Euromicron AG......................................   3,318     42,431
#*  Evotec AG..........................................  26,184    108,034
    Fielmann AG........................................   2,696    183,253
    Francotyp-Postalia Holding AG Class A..............   2,977     14,118
    Fraport AG Frankfurt Airport Services Worldwide....  12,112    740,075
    Freenet AG.........................................  30,043    894,543
    Fresenius Medical Care AG & Co. KGaA...............  10,537    780,931
#   Fresenius Medical Care AG & Co. KGaA ADR...........   2,000     74,180
    Fresenius SE & Co. KGaA............................  39,756  2,275,503
    Fuchs Petrolub SE..................................     994     37,538
*   GAGFAH SA..........................................   4,662    103,886
    GEA Group AG.......................................  14,891    673,078
    Gerresheimer AG....................................   9,595    523,111
    Gerry Weber International AG.......................   5,522    212,754
    Gesco AG...........................................     909     71,277
    GFK SE.............................................   4,434    176,543
    GFT Technologies AG................................   7,299    112,097
    Grammer AG.........................................   6,884    273,769
    Grenkeleasing AG...................................   1,404    150,304
*   H&R AG.............................................   3,046     23,134
    Hamburger Hafen und Logistik AG....................  11,534    236,966
    Hannover Rueck SE..................................  12,736  1,141,493
    Hawesko Holding AG.................................     261     11,772
    HeidelbergCement AG................................  21,577  1,586,754
#*  Heidelberger Druckmaschinen AG..................... 127,169    298,534
    Henkel AG & Co. KGaA...............................   1,781    182,236

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
GERMANY -- (Continued)
    Highlight Communications AG........................  7,046 $   27,029
    Hochtief AG........................................  7,050    490,295
    Homag Group AG.....................................  1,297     50,620
    Hornbach Baumarkt AG...............................  1,578     57,514
    Hugo Boss AG.......................................  2,472    319,160
    Indus Holding AG...................................  9,631    420,091
    Infineon Technologies AG........................... 11,283    126,447
    Infineon Technologies AG ADR....................... 51,964    586,674
    Isra Vision AG.....................................  1,401     86,156
    Jenoptik AG........................................ 25,485    340,996
*   Joyou AG...........................................  2,072     28,678
    K+S AG............................................. 56,515  1,784,359
*   Kloeckner & Co. SE................................. 49,056    505,445
*   Koenig & Bauer AG..................................  2,871     37,941
*   Kontron AG......................................... 30,927    182,840
    Krones AG..........................................  5,174    489,839
    KSB AG.............................................     37     18,855
#   KUKA AG............................................  8,767    592,676
    KWS Saat AG........................................    469    143,320
    Lanxess AG......................................... 19,908    954,251
    Leifheit AG........................................    470     25,733
    Leoni AG........................................... 14,925    931,110
    Linde AG...........................................  6,174  1,182,755
#   LPKF Laser & Electronics AG........................  6,156     67,901
    MAN SE.............................................  1,448    154,377
#*  Manz AG............................................  1,017     72,843
#*  Medigene AG........................................  1,746      7,481
    Merck KGaA.........................................  4,942    493,787
*   Metro AG........................................... 24,544    755,255
    MLP AG............................................. 16,295     64,623
    MTU Aero Engines AG................................ 12,009  1,098,664
    Muehlbauer Holding AG..............................    110      2,038
    Muenchener Rueckversicherungs-Gesellschaft AG......  8,536  1,711,311
    MVV Energie AG.....................................    479     13,250
    Nemetschek AG......................................  1,149    119,933
*   Nordex SE.......................................... 20,754    400,557
    Norma Group SE.....................................  8,234    408,311
    OHB AG.............................................  2,886     69,055
*   Osram Licht AG..................................... 14,483    665,776
*   Patrizia Immobilien AG............................. 16,562    290,418
    Pfeiffer Vacuum Technology AG......................  2,137    191,906
#   PNE Wind AG........................................ 37,572     93,592
    Progress-Werk Oberkirch AG.........................    195      8,529
    Puma SE............................................    437     83,174
*   QIAGEN NV(5732825)................................. 27,968    639,884
*   QIAGEN NV(2437907)................................. 12,879    295,315
    QSC AG............................................. 43,767     86,885
#   R Stahl AG.........................................    745     35,814
    Rational AG........................................    526    173,114
    Rheinmetall AG..................................... 15,191    657,368
    Rhoen Klinikum AG.................................. 17,221    456,244
#   RIB Software AG....................................  1,424     18,127
    RWE AG............................................. 85,573  2,373,744

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
GERMANY -- (Continued)
    SAF-Holland SA.....................................  23,983 $   354,169
    Salzgitter AG......................................  21,811     594,586
    Schaltbau Holding AG...............................   1,668      85,714
#*  SGL Carbon SE......................................   7,626     121,079
    SHW AG.............................................   1,954      96,424
    Siemens AG.........................................  10,092   1,066,087
*   Singulus Technologies AG...........................  16,452      15,776
    Sixt SE............................................   5,889     228,188
#*  SKW Stahl-Metallurgie Holding AG...................   1,512       7,752
#*  SMA Solar Technology AG............................   5,907      71,810
    SMT Scharf AG......................................     508       8,160
    Softing AG.........................................     444       7,358
    Software AG........................................  19,123     506,128
#*  Solarworld AG......................................     106       1,373
    Stada Arzneimittel AG..............................  22,624     701,483
    STRATEC Biomedical AG..............................     349      18,804
    Stroeer Media SE...................................   8,990     261,669
#   Suedzucker AG......................................  15,415     193,832
    Surteco SE.........................................     393      10,875
*   Suss Microtec AG...................................  11,080      58,225
    Symrise AG.........................................   5,966     390,492
    Syzygy AG..........................................   1,491      13,093
#   TAG Immobilien AG..................................  26,881     349,165
    Takkt AG...........................................  11,261     191,740
*   Talanx AG..........................................  12,057     367,211
    Technotrans AG.....................................   1,769      19,550
    Telefonica Deutschland Holding AG.................. 168,490     934,745
#*  ThyssenKrupp AG....................................  31,161     809,521
*   Tom Tailor Holding AG..............................   6,569      80,654
    Tomorrow Focus AG..................................   6,821      28,841
    United Internet AG.................................   8,463     366,619
    USU Software AG....................................     590       9,871
    Volkswagen AG......................................   2,488     552,401
#   Vossloh AG.........................................   2,286     146,369
    VTG AG.............................................   4,977     119,472
#   Wacker Chemie AG...................................   3,666     392,533
    Wacker Neuson SE...................................  13,502     273,477
    Washtec AG.........................................   5,153      87,369
    Wincor Nixdorf AG..................................   6,360     291,461
    Wirecard AG........................................   1,494      66,781
    XING AG............................................     626      76,432
#   Zeal Network SE....................................   2,174      91,556
                                                                -----------
TOTAL GERMANY..........................................          80,868,299
                                                                -----------
GREECE -- (0.0%)
*   Bank of Cyprus Pcl.................................      --          --
                                                                -----------
HONG KONG -- (2.9%)
    Aeon Stores Hong Kong Co., Ltd.....................  22,000      24,413
    AIA Group, Ltd..................................... 219,200   1,271,036
    Allied Group, Ltd..................................   6,000      25,491
    Allied Properties HK, Ltd.......................... 382,540      75,962
*   Anxian Yuan China Holdings, Ltd.................... 580,000      10,470

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
HONG KONG -- (Continued)
*   Apac Resources, Ltd................................    82,117 $    1,191
    APT Satellite Holdings, Ltd........................   141,000    191,774
    Asia Financial Holdings, Ltd.......................    98,000     41,921
    Asia Satellite Telecommunications Holdings, Ltd....    36,000    125,135
    Asia Standard International Group, Ltd.............    22,000      5,165
    ASM Pacific Technology, Ltd........................    14,100    127,374
    Associated International Hotels, Ltd...............    10,000     30,115
    Aupu Group Holding Co., Ltd........................   240,000     47,216
    Bank of East Asia, Ltd.............................    80,058    332,650
    BOC Hong Kong Holdings, Ltd........................   143,000    501,242
#   Bonjour Holdings, Ltd..............................   486,200     43,908
    Bossini International Hldg.........................   160,000     13,563
#*  Brightoil Petroleum Holdings, Ltd..................   749,000    181,933
*   Brockman Mining, Ltd...............................   873,840     32,567
*   Burwill Holdings, Ltd.............................. 1,724,000     74,266
    Cafe de Coral Holdings, Ltd........................    76,000    279,761
    Cathay Pacific Airways, Ltd........................   152,000    353,459
    CEC International Holdings, Ltd....................   118,000     34,489
    Chen Hsong Holdings................................    48,000     12,810
    Cheuk Nang Holdings, Ltd...........................    20,966     19,034
    Cheung Kong Holdings, Ltd..........................    64,000  1,221,298
    Cheung Kong Infrastructure Holdings, Ltd...........    30,000    246,218
*   Cheung Wo International Holdings, Ltd..............   348,000     27,806
    Chevalier International Holdings, Ltd..............    20,000     34,325
*   China Billion Resources, Ltd.......................   198,000         --
*   China Chuanglian Education Group, Ltd..............   660,000     18,839
*   China Daye Non-Ferrous Metals Mining, Ltd..........   582,000     10,523
#*  China Dynamics Holdings, Ltd....................... 1,360,000    101,334
#   China Electronics Corp. Holdings Co., Ltd..........   312,000     71,885
*   China Energy Development Holdings, Ltd............. 4,820,000     91,613
*   China Flavors & Fragrances Co., Ltd................    18,102      2,389
*   China Infrastructure Investment, Ltd...............   532,000      8,238
    China Metal International Holdings, Inc............   162,000     52,303
*   China Renji Medical Group, Ltd.....................   546,450     15,965
*   China Solar Energy Holdings, Ltd...................    64,000        279
*   China Star Entertainment, Ltd...................... 4,700,000     74,777
    Chong Hing Bank, Ltd...............................     2,958      6,658
#   Chow Sang Sang Holdings International, Ltd.........   152,000    402,843
#   Chow Tai Fook Jewellery Group, Ltd.................    69,600     92,095
    Chu Kong Shipping Enterprise Group Co., Ltd........   298,000     79,019
    Chuang's Consortium International, Ltd.............   266,925     33,089
    CITIC Telecom International Holdings, Ltd..........   774,000    239,209
    CK Life Sciences International Holdings, Inc.......   966,000     98,302
    CNT Group, Ltd.....................................   406,000     23,577
*   Continental Holdings, Ltd.......................... 1,520,000     37,888
*   CP Lotus Corp......................................   260,000      5,665
    Cross-Harbour Holdings, Ltd. (The).................     7,000      7,671
    CSI Properties, Ltd................................ 1,711,515     65,966
*   CST Mining Group, Ltd.............................. 1,920,000     10,905
    Cw Group Holdings, Ltd.............................   174,000     47,222
    Dah Sing Banking Group, Ltd........................   214,995    358,683
    Dah Sing Financial Holdings, Ltd...................    79,466    457,544
*   Dan Form Holdings Co., Ltd.........................   191,000     30,518

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
HONG KONG -- (Continued)
    Dickson Concepts International, Ltd................     34,500 $   16,216
    Dorsett Hospitality International, Ltd.............    385,000     63,558
    Emperor Capital Group, Ltd.........................    342,000     33,702
#   Emperor Entertainment Hotel, Ltd...................    310,000     73,107
    Emperor International Holdings, Ltd................    629,750    142,711
    Emperor Watch & Jewellery, Ltd.....................  2,080,000     89,566
*   EPI Holdings, Ltd..................................  1,400,000     22,944
    Esprit Holdings, Ltd...............................    730,999    826,453
    Fairwood Holdings, Ltd.............................     24,500     61,232
#   Far East Consortium International, Ltd.............    508,930    198,876
*   FIH Mobile, Ltd....................................    560,000    249,115
    First Pacific Co., Ltd.............................    657,200    666,890
    Fountain SET Holdings, Ltd.........................    436,000     45,390
    Fujikon Industrial Holdings, Ltd...................      8,000      1,502
*   Fullshare Holdings, Ltd............................    442,500     30,322
#   Future Bright Holdings, Ltd........................    348,000     90,333
*   G-Resources Group, Ltd............................. 11,707,800    332,188
*   GCL New Energy Holdings, Ltd.......................    568,000     66,412
    Get Nice Holdings, Ltd.............................  1,692,000     77,151
#   Giordano International, Ltd........................    652,000    308,509
*   Global Brands Group Holding, Ltd...................    284,000     53,508
    Glorious Sun Enterprises, Ltd......................    122,000     26,580
    Golden Resources Development International, Ltd....     90,000      5,350
*   Good Fellow Resources Holdings, Ltd................    150,000     30,572
    Guoco Group, Ltd...................................      1,000     11,797
#   Haitong International Securities Group, Ltd........    158,405     99,785
    Hang Lung Group, Ltd...............................    128,000    610,397
    Hang Lung Properties, Ltd..........................    239,000    699,660
    Hang Seng Bank, Ltd................................     22,400    391,749
*   Hao Tian Development Group, Ltd....................  1,408,000     59,985
    Harbour Centre Development, Ltd....................     36,000     65,766
    Henderson Land Development Co., Ltd................    198,141  1,418,885
    HKR International, Ltd.............................    341,371    175,352
    Hon Kwok Land Investment Co., Ltd..................     62,000     20,510
    Hong Kong & China Gas Co., Ltd.....................    106,700    244,613
    Hong Kong Aircraft Engineering Co., Ltd............      7,200     79,561
    Hong Kong Ferry Holdings Co., Ltd..................     17,000     19,135
*   Hong Kong Television Network, Ltd. ADR.............      3,100     26,567
    Hongkong & Shanghai Hotels (The)...................    120,500    172,391
    Hongkong Chinese, Ltd..............................    118,000     20,687
    Hopewell Holdings, Ltd.............................    247,500    927,534
#   Hsin Chong Construction Group, Ltd.................    724,000     82,048
    Hung Hing Printing Group, Ltd......................    150,000     20,307
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd..............................................    670,000    306,500
    Hutchison Whampoa, Ltd.............................     66,000    873,455
    Hysan Development Co., Ltd.........................     36,000    174,458
*   I-CABLE Communications, Ltd........................    358,000     32,226
#*  Imagi International Holdings, Ltd..................  3,008,000     65,518
#*  Integrated Waste Solutions Group Holdings, Ltd.....    768,000     31,525
*   International Standard Resources Holdings, Ltd.....    605,000     28,901
    iOne Holdings, Ltd.................................    700,000     22,160
    IPE Group, Ltd.....................................     60,000      5,418
*   IRC, Ltd...........................................    664,000     40,443

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
HONG KONG -- (Continued)
#   IT, Ltd............................................   298,000 $   76,371
    ITC Corp., Ltd.....................................   136,000     12,092
    Johnson Electric Holdings, Ltd.....................   161,125    586,164
#   K Wah International Holdings, Ltd..................   607,329    327,678
    Ka Shui International Holdings, Ltd................   140,000     20,552
*   Kader Holdings Co., Ltd............................   122,000     12,559
    Kerry Logistics Network, Ltd.......................    52,750     80,457
    Kerry Properties, Ltd..............................   204,500    726,557
    Kingmaker Footwear Holdings, Ltd...................    72,000     12,056
#   Kingston Financial Group, Ltd...................... 1,610,000    184,756
*   Ko Yo Chemical Group, Ltd..........................   268,000     61,995
    Kowloon Development Co., Ltd.......................   219,000    255,514
    L'Occitane International SA........................    85,500    215,763
    Lai Sun Development Co., Ltd....................... 5,865,666    131,239
    Lee's Pharmaceutical Holdings, Ltd.................    46,500     69,945
    Lerado Group Holding Co., Ltd......................   138,000      9,435
    Li & Fung, Ltd.....................................   284,000    280,323
    Lifestyle International Holdings, Ltd..............   135,000    265,666
    Lippo China Resources, Ltd......................... 1,392,000     47,434
    Lippo, Ltd.........................................     6,000      3,305
#   Liu Chong Hing Investment, Ltd.....................   112,000    138,128
    Luen Thai Holdings, Ltd............................    87,000     16,888
    Luk Fook Holdings International, Ltd...............   173,000    645,334
    Lung Kee Bermuda Holdings..........................    38,000     10,621
    Magnificent Estates................................   818,000     35,800
#   Man Wah Holdings, Ltd..............................   264,000    225,087
    Man Yue Technology Holdings, Ltd...................   142,000     20,795
*   Mei Ah Entertainment Group, Ltd....................   540,000     37,515
    Melco Crown Entertainment, Ltd. ADR................    10,831    259,944
#   Melco International Development, Ltd...............    71,000    141,548
    MGM China Holdings, Ltd............................    52,400    127,462
#*  Midland Holdings, Ltd..............................   358,584    180,833
*   Ming Fung Jewellery Group, Ltd.....................   729,000      7,016
    Miramar Hotel & Investment.........................    39,000     49,418
*   Mongolian Mining Corp.............................. 2,217,499     87,681
    MTR Corp., Ltd.....................................    28,025    124,152
    NagaCorp, Ltd......................................   438,000    343,489
    Natural Beauty Bio-Technology, Ltd.................   140,000     13,561
*   Neo-Neon Holdings, Ltd.............................   205,000     31,889
*   Neptune Group, Ltd................................. 2,370,000     36,575
    New World Development Co., Ltd..................... 1,214,465  1,451,071
#   Newocean Energy Holdings, Ltd......................   668,000    245,700
    Next Media, Ltd....................................   184,000     16,301
    NWS Holdings, Ltd..................................   184,857    342,131
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd..............................................   750,000     46,425
    Orient Overseas International, Ltd.................   101,500    661,473
    Oriental Watch Holdings............................   198,000     35,180
    Pacific Andes International Holdings, Ltd.......... 1,218,336     41,704
    Pacific Basin Shipping, Ltd........................   599,000    220,888
    Pacific Textile Holdings, Ltd......................   162,000    223,510
    Paliburg Holdings, Ltd.............................    44,000     14,691
#   Paradise Entertainment, Ltd........................   184,000     62,757
    PCCW, Ltd..........................................   867,013    572,917

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
HONG KONG -- (Continued)
*   Pearl Oriental Oil, Ltd............................   558,800 $   12,199
#   Pico Far East Holdings, Ltd........................   204,000     45,778
    Playmates Holdings, Ltd............................    64,000     62,172
#   Playmates Toys, Ltd................................   340,000     71,952
    Polytec Asset Holdings, Ltd........................   810,000    109,413
#   Prada SpA..........................................    22,800    133,718
    Public Financial Holdings, Ltd.....................    48,000     22,908
    PYI Corp., Ltd.....................................   992,000     20,688
    Regal Hotels International Holdings, Ltd...........   296,000    183,902
*   Richfield Group Holdings, Ltd......................   664,000     25,221
#   SA SA International Holdings, Ltd..................   256,000    165,044
    Samsonite International SA.........................   179,400    544,457
*   Sandmartin International Holdings, Ltd.............     6,000        293
    SAS Dragon Hldg, Ltd...............................   294,000     63,119
    SEA Holdings, Ltd..................................    62,000     41,603
    Shangri-La Asia, Ltd...............................   349,666    453,010
    Shenyin Wanguo HK, Ltd.............................   127,500     99,188
*   Shougang Concord Technology Holdings...............   892,000     29,792
    Shun Tak Holdings, Ltd.............................   921,249    421,004
*   Silver base Group Holdings, Ltd....................   218,000     27,514
    Simsen International Corp., Ltd....................   180,000     39,704
    Singamas Container Holdings, Ltd...................   704,000    113,355
    Sino Land Co., Ltd.................................   516,076    865,689
    Sitoy Group Holdings, Ltd..........................    81,000     53,252
    SJM Holdings, Ltd..................................   131,000    191,318
#   SmarTone Telecommunications Holdings, Ltd..........   142,666    250,134
*   SOCAM Development, Ltd.............................    93,768     85,209
    Soundwill Holdings, Ltd............................    12,000     19,470
*   South China China, Ltd.............................   480,000     48,729
    Stella International Holdings, Ltd.................   116,000    303,190
    Stelux Holdings International, Ltd.................   162,800     39,922
*   Success Universe Group, Ltd........................   300,000      8,337
    Sun Hung Kai & Co., Ltd............................   294,341    263,912
    Sun Hung Kai Properties, Ltd.......................    93,282  1,515,515
    Swire Pacific, Ltd. Class A........................    43,000    575,838
    Swire Pacific, Ltd. Class B........................    67,500    164,900
*   Symphony Holdings, Ltd.............................   220,000     17,623
    TAI Cheung Holdings, Ltd...........................    47,000     39,042
    Tao Heung Holdings, Ltd............................    66,000     29,388
*   Taung Gold International, Ltd......................   970,000     21,056
    Techtronic Industries Co., Ltd.....................   184,000    600,901
    Television Broadcasts, Ltd.........................   105,300    654,307
    Texwinca Holdings, Ltd.............................   312,000    257,024
*   Titan Petrochemicals Group, Ltd....................   620,000        200
    Tradelink Electronic Commerce, Ltd.................   118,000     26,420
    Transport International Holdings, Ltd..............    63,600    156,825
#   Trinity, Ltd.......................................   568,000    110,597
*   TSC Group Holdings, Ltd............................   225,000     56,629
#*  United Laboratories International Holdings, Ltd.
      (The)............................................   267,000    130,823
    Value Partners Group, Ltd..........................   187,000    158,907
    Varitronix International, Ltd......................   231,000    157,449
    Victory City International Holdings, Ltd........... 1,024,772    145,910
    Vitasoy International Holdings, Ltd................   186,000    257,919

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
HONG KONG -- (Continued)
    VST Holdings, Ltd..................................   433,200 $   138,505
#   VTech Holdings, Ltd................................    37,300     524,102
    Wharf Holdings, Ltd. (The).........................    94,000     764,537
    Wheelock & Co., Ltd................................   146,000     827,915
    Wing On Co. International, Ltd.....................    30,000      95,116
    Wing Tai Properties, Ltd...........................   120,000      76,231
#   Wynn Macau, Ltd....................................    67,600     186,762
    Xinyi Glass Holdings, Ltd.......................... 1,006,000     530,444
#   Xinyi Solar Holdings, Ltd..........................   242,000      66,784
    YGM Trading, Ltd...................................     8,000      14,128
    Yue Yuen Industrial Holdings, Ltd..................   172,500     647,446
                                                                  -----------
TOTAL HONG KONG........................................            41,683,895
                                                                  -----------
IRELAND -- (0.5%)
*   Bank of Ireland.................................... 3,184,554     958,451
#*  Bank of Ireland Sponsored ADR......................    10,709     129,151
    C&C Group P.L.C....................................    71,103     277,145
    CRH P.L.C..........................................     9,182     221,522
    CRH P.L.C. Sponsored ADR...........................    84,757   2,046,034
    Dragon Oil P.L.C...................................    41,121     341,332
    FBD Holdings P.L.C.................................     8,425     104,610
    Glanbia P.L.C......................................    38,215     615,263
    IFG Group P.L.C....................................     7,878      13,799
    Irish Continental Group P.L.C......................    37,097     137,154
*   Kenmare Resources P.L.C............................    71,237       3,666
    Kerry Group P.L.C. Class A.........................     8,222     595,883
    Kingspan Group P.L.C...............................    39,580     715,149
    Paddy Power P.L.C..................................     9,745     759,480
    Smurfit Kappa Group P.L.C..........................    32,414     796,908
                                                                  -----------
TOTAL IRELAND..........................................             7,715,547
                                                                  -----------
ISRAEL -- (0.7%)
*   Africa Israel Investments, Ltd.....................    73,121      64,668
    Africa Israel Properties, Ltd......................     1,260      15,690
*   Airport City, Ltd..................................     4,711      38,843
*   AL-ROV Israel, Ltd.................................     1,591      43,049
*   Allot Communications, Ltd..........................     3,043      27,667
*   Alon Blue Square Israel, Ltd.......................     1,554       3,907
*   Alrov Properties and Lodgings, Ltd.................       710      13,030
    Amot Investments, Ltd..............................    13,827      41,006
*   AudioCodes, Ltd....................................     4,091      20,894
    Avgol Industries 1953, Ltd.........................    13,177      10,321
*   Azorim-Investment Development & Construction Co.,
      Ltd..............................................    17,486      12,753
    Azrieli Group......................................    11,185     385,857
    Bank Hapoalim BM...................................   170,928     759,271
*   Bank Leumi Le-Israel BM............................   175,500     585,099
    Bayside Land Corp..................................        85      22,864
    Bezeq The Israeli Telecommunication Corp., Ltd.....   127,225     202,898
    Big Shopping Centers, Ltd..........................       959      38,221
*   Cellcom Israel, Ltd.(M2196U109)....................    10,685      55,989
*   Cellcom Israel, Ltd.(B23WQK8)......................       833       4,399
*   Ceragon Networks, Ltd..............................     5,455       5,190

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
ISRAEL -- (Continued)
*   Clal Biotechnology Industries, Ltd.................  22,507 $ 19,818
*   Clal Insurance Enterprises Holdings, Ltd...........  10,377  150,001
*   Compugen, Ltd......................................   2,327   17,979
    Delek Automotive Systems, Ltd......................   9,343   89,516
    Delek Group, Ltd...................................     654  159,971
#   Delta-Galil Industries, Ltd........................   4,103  117,743
    Elbit Systems, Ltd.(6308913).......................   2,463  151,437
    Elbit Systems, Ltd.(M3760D101).....................   1,367   84,467
    Electra, Ltd.......................................   1,077  115,049
#   Elron Electronic Industries, Ltd...................   5,818   24,964
*   Energix-Renewable Energies, Ltd....................     837      380
*   Evogene, Ltd.......................................   3,421   28,269
*   EZchip Semiconductor, Ltd.(M4146Y108)..............  12,815  244,126
*   EZchip Semiconductor, Ltd.(6554998)................   1,999   37,491
    First International Bank Of Israel, Ltd............  12,276  154,003
    Formula Systems 1985, Ltd..........................   2,837   58,947
    Fox Wizel, Ltd.....................................     747   16,996
    Frutarom Industries, Ltd...........................   4,837  151,566
*   Gilat Satellite Networks, Ltd.(B01BZ39)............   1,140    5,217
*   Gilat Satellite Networks, Ltd.(M51474118)..........   3,025   14,278
    Golf & Co., Ltd....................................   2,258    5,988
*   Hadera Paper, Ltd..................................     615   10,690
    Harel Insurance Investments & Financial Services,
      Ltd..............................................  58,142  258,782
    Industrial Buildings Corp., Ltd....................   5,056    5,316
    Israel Chemicals, Ltd..............................   5,296   38,056
*   Israel Discount Bank, Ltd. Class A................. 285,062  445,379
    Ituran Location and Control, Ltd.(B0LDC23).........   2,289   47,995
    Ituran Location and Control, Ltd.(M6158M104).......     300    6,222
*   Jerusalem Oil Exploration..........................   5,243  155,228
#*  Kamada, Ltd........................................   5,535   22,443
    Matrix IT, Ltd.....................................  28,800  131,128
#*  Mazor Robotics, Ltd................................   7,056   36,206
    Meitav DS Investments, Ltd.........................     436    1,148
    Melisron, Ltd......................................   3,433   99,963
    Menorah Mivtachim Holdings, Ltd....................  12,336  108,505
    Migdal Insurance & Financial Holding, Ltd..........  76,210   90,734
*   Mivtach Shamir Holdings, Ltd.......................   1,364   30,658
*   Mizrahi Tefahot Bank, Ltd..........................  42,230  460,842
*   Naphtha Israel Petroleum Corp., Ltd................  10,581   53,801
    NICE Systems, Ltd. Sponsored ADR...................   2,453  120,074
*   Nitsba Holdings 1995, Ltd..........................   2,921   39,862
*   Nova Measuring Instruments, Ltd....................   7,838   86,044
#*  Oil Refineries, Ltd................................ 730,402  212,462
    Ormat Industries...................................  32,053  224,587
    Osem Investments, Ltd..............................   1,973   34,956
*   Partner Communications Co., Ltd....................   4,381   14,837
*   Partner Communications Co., Ltd. ADR...............  10,082   33,573
    Paz Oil Co., Ltd...................................   1,315  168,269
    Phoenix Holdings, Ltd. (The).......................  29,425   83,024
    Plasson Industries, Ltd............................   1,206   40,323
    Rami Levi Chain Stores Hashikma Marketing 2006,
      Ltd..............................................   2,501   98,762
*   Sapiens International Corp. NV.....................   3,305   21,851
    Shikun & Binui, Ltd................................  48,197   91,279

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
ISRAEL -- (Continued)
    Shufersal, Ltd.....................................     8,735 $    17,981
*   Strauss Group, Ltd.................................     2,188      32,048
*   Summit Real Estate Holdings, Ltd...................     2,651       8,986
    Teva Pharmaceutical Industries, Ltd................       395      22,433
    Teva Pharmaceutical Industries, Ltd.
      Sponsored ADR....................................    55,754   3,170,172
#*  Tower Semiconductor, Ltd...........................     4,630      69,989
*   Union Bank of Israel...............................     8,716      28,333
                                                                  -----------
TOTAL ISRAEL...........................................            10,622,763
                                                                  -----------
ITALY -- (2.5%)
    A2A SpA............................................   189,422     180,538
    ACEA SpA...........................................     7,397      83,153
#*  Aeffe SpA..........................................     6,810      14,329
    Alerion Cleanpower SpA.............................     2,861       7,736
    Amplifon SpA.......................................    19,365     115,840
    Ansaldo STS SpA....................................    28,735     288,757
#*  Arnoldo Mondadori Editore SpA......................    30,930      32,246
    Ascopiave SpA......................................     8,381      18,022
    Assicurazioni Generali SpA.........................    17,834     376,397
#   Astaldi SpA........................................    38,221     242,961
    Atlantia SpA.......................................    19,780     509,113
*   Autogrill SpA......................................    36,685     313,392
    Azimut Holding SpA.................................    23,394     545,344
#*  Banca Carige SpA................................... 1,081,956      72,448
    Banca Generali SpA.................................    14,051     392,525
    Banca IFIS SpA.....................................     5,199      89,440
#*  Banca Monte dei Paschi di Siena SpA................   573,735     259,385
*   Banca Popolare dell'Emilia Romagna SC..............   232,309   1,566,725
*   Banca Popolare di Milano Scarl..................... 2,420,538   1,937,574
    Banca Popolare di Sondrio SCARL....................   113,180     439,478
#   Banca Profilo SpA..................................    35,778      15,133
    Banco di Desio e della Brianza SpA.................    19,322      49,902
*   Banco Popolare SC..................................   163,993   2,069,563
*   BasicNet SpA.......................................     6,641      18,496
    Biesse SpA.........................................     5,834      80,167
    Brembo SpA.........................................     6,992     246,409
*   Brioschi Sviluppo Immobiliare SpA..................    10,866       1,208
#   Brunello Cucinelli SpA.............................     4,034      82,984
    Buzzi Unicem SpA...................................    33,500     411,262
    Cairo Communication SpA............................     8,750      55,704
#   Cementir Holding SpA...............................    27,195     181,952
*   CIR-Compagnie Industriali Riunite SpA..............   216,130     238,523
    CNH Industrial NV..................................    33,265     253,239
    Credito Emiliano SpA...............................    29,237     227,478
*   Credito Valtellinese SC............................   641,309     721,627
    d'Amico International Shipping SA..................    22,435      12,488
    Danieli & C Officine Meccaniche SpA................     4,759     116,684
    Datalogic SpA......................................     4,166      46,752
    Davide Campari-Milano SpA..........................    40,212     272,575
    De'Longhi SpA......................................    13,337     240,421
    DiaSorin SpA.......................................     4,764     190,198
*   Ei Towers SpA......................................     2,079     103,165
    El.En. SpA.........................................       407      14,181

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
ITALY -- (Continued)
    Enel Green Power SpA...............................  99,708 $  197,102
    Engineering SpA....................................   1,392     67,934
    Eni SpA............................................  92,219  1,551,915
    Eni SpA Sponsored ADR..............................  10,306    349,373
    ERG SpA............................................  26,031    309,948
    Esprinet SpA.......................................  14,497     99,132
*   Eurotech SpA.......................................  15,195     35,305
    Falck Renewables SpA...............................  48,405     53,381
*   Fiera Milano SpA...................................   5,754     44,007
*   Finmeccanica SpA................................... 118,534  1,294,577
    FNM SpA............................................  72,438     44,414
#*  Geox SpA...........................................  19,867     67,306
*   Gruppo Editoriale L'Espresso SpA...................  50,190     63,467
    GTECH SpA..........................................  11,971    235,288
    Hera SpA...........................................  76,977    188,654
*   IMMSI SpA..........................................  93,687     67,295
    Industria Macchine Automatiche SpA.................   3,382    149,114
*   Intek Group SpA....................................  68,376     26,007
    Interpump Group SpA................................  16,337    232,855
    Intesa Sanpaolo SpA................................ 695,469  2,033,732
    Iren SpA........................................... 102,452    118,846
    Italcementi SpA....................................  67,869    467,256
    Italmobiliare SpA..................................   3,545     91,467
*   Juventus Football Club SpA.........................  97,295     25,493
*   Landi Renzo SpA....................................   7,410      8,623
    Luxottica Group SpA................................   6,991    415,699
    Luxottica Group SpA Sponsored ADR..................     300     17,781
#*  Maire Tecnimont SpA................................  30,906     68,030
    MARR SpA...........................................   8,957    156,530
*   Mediaset SpA....................................... 203,858    925,734
    Mediobanca SpA..................................... 157,150  1,361,266
    Mediolanum SpA.....................................  19,890    141,439
    Parmalat SpA.......................................  66,960    189,611
#*  Piaggio & C SpA....................................  49,378    150,307
    Pirelli & C. SpA...................................  18,964    268,888
#*  Prelios SpA........................................  12,061      4,058
*   Prima Industrie SpA................................   2,010     34,003
    Prysmian SpA.......................................  51,261    948,254
#*  RCS MediaGroup SpA.................................   2,140      2,617
    Recordati SpA......................................  24,313    401,814
    Reply SpA..........................................   1,487    115,041
#*  Retelit SpA........................................  53,073     33,347
    Sabaf SpA..........................................   1,518     20,367
#*  Safilo Group SpA...................................  16,356    233,227
#*  Saipem SpA.........................................  30,844    277,493
*   Salini Impregilo SpA...............................  15,185     55,380
    Salvatore Ferragamo SpA............................  12,742    368,863
*   Saras SpA..........................................  95,427    106,851
    SAVE SpA...........................................   5,671     85,180
    Servizi Italia SpA.................................   2,006      9,491
#*  Snai SpA...........................................  24,408     38,519
    Societa Cattolica di Assicurazioni S.c.r.l.........  53,756    414,592
    Societa Iniziative Autostradali e Servizi SpA......  22,976    229,716

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
ITALY -- (Continued)
#*  Sogefi SpA.........................................  12,821 $    37,009
    SOL SpA............................................  10,697      84,627
*   Sorin SpA..........................................  84,969     197,189
#*  Telecom Italia SpA................................. 839,179     975,098
*   Telecom Italia SpA Sponsored ADR...................  32,914     378,511
    Tenaris SA(2167367)................................   2,700      76,248
    Tenaris SA(7538515)................................  12,053     170,084
    Terna Rete Elettrica Nazionale SpA.................  71,457     313,291
#*  Tiscali SpA........................................ 160,000       9,749
#   Tod's SpA..........................................   2,341     240,549
    Trevi Finanziaria Industriale SpA..................  50,212     151,929
    UniCredit SpA...................................... 209,463   1,234,838
    Unione di Banche Italiane SCPA..................... 339,391   2,334,434
    Unipol Gruppo Finanziario SpA...................... 136,913     690,484
    UnipolSai SpA...................................... 197,970     548,770
    Vittoria Assicurazioni SpA.........................  13,884     145,187
#*  World Duty Free SpA................................  20,251     223,079
*   Yoox SpA...........................................  11,480     248,397
    Zignago Vetro SpA..................................   6,560      40,141
                                                                -----------
TOTAL ITALY............................................          36,131,717
                                                                -----------
JAPAN -- (20.6%)
    77 Bank, Ltd. (The)................................ 125,000     691,307
    A&D Co., Ltd.......................................   9,700      40,484
    ABC-Mart, Inc......................................   1,100      54,871
    Accordia Golf Co., Ltd.............................  33,000     336,027
    Achilles Corp......................................  66,000      84,742
    Adastria Holdings Co., Ltd.........................   8,880     233,893
    ADEKA Corp.........................................  41,900     513,994
    Aderans Co., Ltd...................................   8,500      75,457
    Advan Co., Ltd.....................................   2,600      29,096
    Advanex, Inc.......................................   5,000       7,764
#   Advantest Corp.....................................  11,300     143,363
    Advantest Corp. ADR................................   1,800      22,806
#   Aeon Co., Ltd...................................... 235,219   2,484,414
    Aeon Delight Co., Ltd..............................   1,500      33,594
    Aeon Fantasy Co., Ltd..............................   3,600      48,248
*   AGORA Hospitality Group Co., Ltd...................  34,000      13,549
#   Agro-Kanesho Co., Ltd..............................   1,500      13,718
    Ahresty Corp.......................................   9,300      50,573
    Ai Holdings Corp...................................   7,700     134,071
    Aica Kogyo Co., Ltd................................   8,300     184,748
    Aichi Bank, Ltd. (The).............................   4,400     215,903
    Aichi Corp.........................................  16,200      78,994
    Aichi Steel Corp...................................  59,000     244,593
#   Aichi Tokei Denki Co., Ltd.........................  17,000      46,985
#   Aida Engineering, Ltd..............................  19,100     188,831
*   Aigan Co., Ltd.....................................   2,400       5,097
    Ain Pharmaciez, Inc................................   6,800     219,156
    Aiphone Co., Ltd...................................   1,100      17,257
    Air Water, Inc.....................................  22,000     378,538
    Airport Facilities Co., Ltd........................   6,100      35,940
    Aisan Industry Co., Ltd............................  13,500     117,699

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Aisin Seiki Co., Ltd...............................  17,400 $  607,880
    Aizawa Securities Co., Ltd.........................   3,400     17,011
    Ajinomoto Co., Inc.................................  26,000    535,795
#   Akebono Brake Industry Co., Ltd....................  47,300    167,003
    Akita Bank, Ltd. (The).............................  83,000    230,153
    Alconix Corp.......................................   5,200     80,318
    Alfresa Holdings Corp..............................  27,700    328,406
    Alinco, Inc........................................   4,900     50,515
#   Allied Telesis Holdings K.K........................  20,700     16,493
#   Alpen Co., Ltd.....................................  10,300    151,299
    Alpha Corp.........................................   1,500     15,189
    Alpha Systems, Inc.................................     560      7,439
    Alpine Electronics, Inc............................  24,300    375,808
    Alps Electric Co., Ltd.............................  50,200  1,045,044
    Alps Logistics Co., Ltd............................   2,000     23,069
    Amada Co., Ltd..................................... 101,000    920,517
    Amano Corp.........................................  23,200    246,587
    Amiyaki Tei Co., Ltd...............................   2,200     73,199
    Anest Iwata Corp...................................  10,500     69,653
#   Anritsu Corp.......................................  45,300    297,014
    AOKI Holdings, Inc.................................  20,778    241,105
    Aomori Bank, Ltd. (The)............................  86,000    254,147
    Aoyama Trading Co., Ltd............................  25,300    850,316
    Aozora Bank, Ltd...................................  59,000    214,711
    Arakawa Chemical Industries, Ltd...................   7,600     77,166
    Arata Corp.........................................  11,000     30,266
    Araya Industrial Co., Ltd..........................  17,000     26,434
    Arcland Sakamoto Co., Ltd..........................   8,400    156,685
    Arcs Co., Ltd......................................  15,789    325,312
    Ariake Japan Co., Ltd..............................   3,200     86,932
    Arisawa Manufacturing Co., Ltd.....................  17,200    130,983
#*  Arrk Corp..........................................  16,100     19,185
#   Artnature, Inc.....................................   6,500     67,963
    As One Corp........................................   4,500    120,396
    Asahi Broadcasting Corp............................     200      1,598
#   Asahi Co., Ltd.....................................   4,900     47,946
    Asahi Diamond Industrial Co., Ltd..................  20,100    204,929
    Asahi Glass Co., Ltd............................... 179,000    952,277
    Asahi Group Holdings, Ltd..........................   5,900    193,560
    Asahi Holdings, Inc................................  12,800    189,957
    Asahi Intecc Co., Ltd..............................   5,000    264,995
    Asahi Kasei Corp...................................  84,000    829,589
    Asahi Kogyosha Co., Ltd............................   4,000     13,734
    Asahi Organic Chemicals Industry Co., Ltd..........  30,000     74,055
*   Asanuma Corp.......................................  30,000     38,212
    Asatsu-DK, Inc.....................................  17,500    437,770
#*  Ashimori Industry Co., Ltd.........................  19,000     25,666
#*  Asia Growth Capital, Ltd...........................   6,400     10,566
    Asics Corp.........................................   5,000    122,697
    ASKA Pharmaceutical Co., Ltd.......................  13,800    147,403
#   ASKUL Corp.........................................   2,300     35,763
    Asunaro Aoki Construction Co., Ltd.................   3,500     23,686
    Atom Corp..........................................   2,100     15,751

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Autobacs Seven Co., Ltd............................  31,600 $462,643
#   Avex Group Holdings, Inc...........................  11,700  197,301
    Awa Bank, Ltd. (The)...............................  83,000  447,319
    Axell Corp.........................................   2,700   38,133
    Axial Retailing, Inc...............................   5,400  124,268
    Azbil Corp.........................................  17,400  432,336
    Bandai Namco Holdings, Inc.........................   8,000  161,978
    Bando Chemical Industries, Ltd.....................  37,000  134,680
    Bank of Iwate, Ltd. (The)..........................   7,500  304,821
    Bank of Kochi, Ltd. (The)..........................  22,000   28,678
    Bank of Kyoto, Ltd. (The)..........................  97,000  813,218
    Bank of Nagoya, Ltd. (The).........................  81,000  291,644
    Bank of Okinawa, Ltd. (The)........................   8,600  344,119
    Bank of Saga, Ltd. (The)...........................  65,000  148,383
    Bank of the Ryukyus, Ltd...........................  19,100  264,235
    Bank of Yokohama, Ltd. (The)....................... 171,000  922,693
    Belc Co., Ltd......................................   5,400  149,823
    Belluna Co., Ltd...................................  22,200   95,045
    Benefit One, Inc...................................   1,400   14,848
    Benesse Holdings, Inc..............................   8,400  251,191
    Best Denki Co., Ltd................................  22,500   28,178
#   Bic Camera, Inc....................................  19,100  216,487
#   Bit-isle, Inc......................................  12,800   54,866
    BML, Inc...........................................   4,500  120,395
    Bookoff Corp.......................................   4,100   29,912
    Bridgestone Corp...................................  12,200  487,601
    Broadleaf Co., Ltd.................................   2,300   35,499
    BRONCO BILLY Co., Ltd..............................     300    9,895
    Brother Industries, Ltd............................  23,900  409,307
    Bunka Shutter Co., Ltd.............................  22,000  177,758
    C Uyemura & Co., Ltd...............................     800   40,551
    Calbee, Inc........................................   3,300  128,865
    Calsonic Kansei Corp...............................  83,000  471,617
#   Can Do Co., Ltd....................................   1,300   16,950
    Canon Electronics, Inc.............................   6,500  114,963
    Canon Marketing Japan, Inc.........................  18,500  336,165
    Canon, Inc.........................................  25,000  790,886
    Capcom Co., Ltd....................................   9,700  162,512
    Carlit Holdings Co., Ltd...........................   3,400   20,714
#   Casio Computer Co., Ltd............................  18,200  284,918
    Cawachi, Ltd.......................................   7,000  111,579
    Central Glass Co., Ltd............................. 100,000  419,945
    Central Sports Co., Ltd............................     900   15,290
    Century Tokyo Leasing Corp.........................  10,800  255,344
    Chiba Bank, Ltd. (The)............................. 114,000  768,265
    Chiba Kogyo Bank, Ltd. (The).......................  22,100  150,650
    Chino Corp.........................................   3,300   32,860
    Chiyoda Co., Ltd...................................   7,000  148,927
    Chiyoda Integre Co., Ltd...........................   7,900  147,927
#   Chodai Co., Ltd....................................   1,100    6,476
    Chori Co., Ltd.....................................   5,700   92,313
    Chubu Shiryo Co., Ltd..............................   5,000   27,942
    Chuetsu Pulp & Paper Co., Ltd......................  50,000  125,663

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
*   Chugai Mining Co., Ltd.............................  36,200 $  8,615
    Chugai Ro Co., Ltd.................................  30,000   69,815
    Chugoku Bank, Ltd. (The)...........................  46,000  654,340
    Chugoku Marine Paints, Ltd.........................  35,000  308,083
    Chukyo Bank, Ltd. (The)............................  44,000   77,297
    Chuo Spring Co., Ltd...............................   5,000   13,993
    Citizen Holdings Co., Ltd..........................  72,400  577,905
    CKD Corp...........................................  22,300  212,418
#*  Clarion Co., Ltd...................................  36,000  106,200
    Cleanup Corp.......................................  10,300   76,221
#   CMIC Holdings Co., Ltd.............................   4,000   68,290
*   CMK Corp...........................................  18,100   51,179
#   Coca-Cola East Japan Co., Ltd......................  12,972  215,983
#   Coca-Cola West Co., Ltd............................  24,200  346,139
    Cocokara fine, Inc.................................   8,500  210,614
#   COLOPL, Inc........................................   1,400   31,995
    Colowide Co., Ltd..................................  10,700  180,483
    Computer Engineering & Consulting, Ltd.............   3,500   29,909
    COMSYS Holdings Corp...............................  23,100  314,258
    CONEXIO Corp.......................................   3,700   33,286
*   COOKPAD, Inc.......................................   2,500  100,060
    Corona Corp........................................   5,000   49,580
    Cosel Co., Ltd.....................................   2,300   24,721
#   Cosmo Oil Co., Ltd................................. 249,000  335,722
*   Cosmos Initia Co., Ltd.............................   6,700   30,867
    Cosmos Pharmaceutical Corp.........................     500   80,567
    CREATE SD HOLDINGS Co., Ltd........................   1,400   47,567
    Credit Saison Co., Ltd.............................   8,000  134,771
#   CROOZ, Inc.........................................   1,200   20,643
#   CTI Engineering Co., Ltd...........................   5,100   63,052
#   DA Consortium, Inc.................................   2,600   11,041
    Dai Nippon Printing Co., Ltd.......................  80,000  719,472
    Dai Nippon Toryo Co., Ltd..........................  71,000   91,696
    Dai-Dan Co., Ltd...................................   6,000   34,064
    Dai-ichi Life Insurance Co., Ltd. (The)............  52,600  704,714
#   Dai-ichi Seiko Co., Ltd............................   5,200   94,915
    Daibiru Corp.......................................  21,400  188,288
    Daicel Corp........................................  58,000  721,122
    Daido Kogyo Co., Ltd...............................  22,000   46,624
    Daido Metal Co., Ltd...............................  15,000  140,788
#   Daido Steel Co., Ltd............................... 127,000  497,445
    Daidoh, Ltd........................................  17,900   77,774
    Daifuku Co., Ltd...................................  28,500  326,495
    Daihatsu Diesel Manufacturing Co., Ltd.............   8,000   64,211
#   Daihatsu Motor Co., Ltd............................  17,700  246,817
    Daihen Corp........................................  48,000  231,542
#   Daiho Corp.........................................  32,000  138,005
    Daiichi Jitsugyo Co., Ltd..........................  22,000  113,624
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd..............   1,200   47,876
    Daiichi Sankyo Co., Ltd............................  16,600  240,822
    Daiichikosho Co., Ltd..............................   5,800  167,966
    Daiken Corp........................................  39,000   88,366
#   Daiken Medical Co., Ltd............................   4,000   40,488

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Daiki Aluminium Industry Co., Ltd..................  10,000 $ 26,472
    Daikin Industries, Ltd.............................   2,000  139,172
    Daikoku Denki Co., Ltd.............................   3,300   52,855
    Daikokutenbussan Co., Ltd..........................   1,700   65,889
    Daikyo, Inc........................................ 129,000  190,641
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd..............................................  37,000  201,452
    Daio Paper Corp....................................  44,000  380,009
    Daisan Bank, Ltd. (The)............................  58,000   96,171
#   Daiseki Co., Ltd...................................   5,400   91,563
    Daishi Bank, Ltd. (The)............................ 129,000  429,216
#   Daishinku Corp.....................................  20,000   58,203
    Daiso Co., Ltd.....................................  35,000  130,442
    Daisyo Corp........................................   2,000   25,221
    Daito Bank, Ltd. (The).............................  39,000   46,869
    Daito Electron Co., Ltd............................   1,200    6,056
    Daito Pharmaceutical Co., Ltd......................   5,300  112,460
    Daito Trust Construction Co., Ltd..................   2,800  311,681
    Daiwa House Industry Co., Ltd......................  19,000  349,896
    Daiwa Securities Group, Inc........................ 129,447  940,531
    Daiwabo Holdings Co., Ltd..........................  90,000  150,084
    DC Co., Ltd........................................   3,400   13,468
    DCM Holdings Co., Ltd..............................  43,100  287,560
#   Dena Co., Ltd......................................  29,100  382,657
    Denki Kagaku Kogyo K.K............................. 246,000  969,268
    Denso Corp.........................................   6,000  265,430
    Dentsu, Inc........................................   4,300  176,603
    Denyo Co., Ltd.....................................   5,400   89,179
    Descente, Ltd......................................  14,000  158,690
    DIC Corp........................................... 204,000  505,064
    Disco Corp.........................................   1,700  155,743
    DKS Co., Ltd.......................................  28,000   88,918
    DMG Mori Seiki Co., Ltd............................  17,700  229,584
    Don Quijote Holdings Co., Ltd......................   1,600  116,492
    Doshisha Co., Ltd..................................  10,000  156,090
    Doutor Nichires Holdings Co., Ltd..................  15,800  224,566
    Dowa Holdings Co., Ltd.............................  34,000  271,479
    Dr Ci:Labo Co., Ltd................................   2,900   99,632
    Dream Incubator, Inc...............................   2,100   38,566
    DSB Co, Ltd........................................   4,200   27,569
    DTS Corp...........................................   6,800  142,738
    Dunlop Sports Co., Ltd.............................   4,200   46,529
    Duskin Co., Ltd....................................   6,300   99,434
    Dynic Corp.........................................   5,000    7,522
    Eagle Industry Co., Ltd............................   6,500  121,061
    Earth Chemical Co., Ltd............................     100    3,340
    Ebara Corp.........................................  90,000  346,177
    Ebara Jitsugyo Co., Ltd............................   2,400   28,893
#   EDION Corp.........................................  42,800  317,409
#   Ehime Bank, Ltd. (The).............................  65,000  138,192
    Eidai Co., Ltd.....................................  11,000   42,267
    Eighteenth Bank, Ltd. (The)........................  68,000  196,554
    Eiken Chemical Co., Ltd............................   5,900   91,658
    Eizo Corp..........................................   9,700  210,745

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Elecom Co., Ltd....................................   2,400 $ 54,645
    Elematec Corp......................................   2,574   56,552
#   Emori Group Holdings Co., Ltd......................   5,200   46,023
    en-japan, Inc......................................   3,400   49,400
#   Endo Lighting Corp.................................   3,800   42,701
#   Enplas Corp........................................   4,100  146,308
*   Enshu, Ltd.........................................  31,000   29,535
    EPS Holdings, Inc..................................   7,800   96,670
    Excel Co., Ltd.....................................   3,800   41,685
    Exedy Corp.........................................  16,200  356,257
    Ezaki Glico Co., Ltd...............................   7,000  286,716
    F-Tech, Inc........................................   3,400   33,562
#   F@N Communications, Inc............................   8,100   91,162
    FALCO HOLDINGS Co., Ltd............................   1,000   11,037
    FamilyMart Co., Ltd................................   4,000  173,255
#   Fancl Corp.........................................  14,600  233,671
#   FCC Co., Ltd.......................................  17,100  325,104
#*  FDK Corp...........................................  29,000   36,559
*   Feed One Holdings Co., Ltd.........................  33,840   31,602
    Ferrotec Corp......................................  17,400   87,541
#   FIDEA Holdings Co., Ltd............................  64,700  115,193
#   Fields Corp........................................   6,900   87,701
    Financial Products Group Co., Ltd..................   4,700   66,330
    FINDEX, Inc........................................     800   47,131
*   First Baking Co., Ltd..............................   4,000    4,448
    First Juken Co., Ltd...............................   1,900   20,112
    Foster Electric Co., Ltd...........................  12,900  242,332
#   FP Corp............................................   4,900  171,015
    France Bed Holdings Co., Ltd.......................  39,000   59,508
    Fudo Tetra Corp....................................  38,700   78,985
    Fuji Co. Ltd/Ehime.................................   4,300   78,066
    Fuji Corp., Ltd....................................  15,200   86,404
    Fuji Electric Co., Ltd............................. 105,000  449,001
#   Fuji Electronics Co., Ltd..........................   4,900   59,434
    Fuji Furukawa Engineering & Construction Co.,
     Ltd...............................................   2,000    5,187
    Fuji Kiko Co., Ltd.................................  11,000   50,122
    Fuji Kosan Co., Ltd................................     100      508
#   Fuji Kyuko Co., Ltd................................  12,000  126,033
    Fuji Media Holdings, Inc...........................  15,200  191,070
    Fuji Oil Co. Ltd/Osaka.............................  28,100  361,031
    Fuji Oil Co., Ltd..................................  21,300   63,507
    Fuji Pharma Co., Ltd...............................   2,100   36,558
    Fuji Seal International, Inc.......................   6,300  201,301
    Fuji Soft, Inc.....................................  10,000  200,115
    Fujibo Holdings, Inc...............................  35,000   92,244
    Fujicco Co., Ltd...................................   7,000  124,963
    FUJIFILM Holdings Corp.............................  22,100  746,929
    Fujikura Kasei Co., Ltd............................   7,100   34,492
#   Fujikura Rubber, Ltd...............................   9,600   64,975
    Fujikura, Ltd...................................... 182,000  756,140
    Fujimi, Inc........................................   8,800  136,662
    Fujimori Kogyo Co., Ltd............................   4,800  135,617
#*  Fujisash Co., Ltd..................................  20,100   26,398

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Fujishoji Co., Ltd.................................   4,500 $ 56,479
    Fujita Kanko, Inc..................................   9,000   35,630
    Fujitec Co., Ltd...................................  21,000  215,204
    Fujitsu Frontech, Ltd..............................   7,300   83,567
    Fujitsu General, Ltd...............................  15,000  147,132
    Fujitsu, Ltd....................................... 118,000  623,569
*   Fujiya Co., Ltd....................................   8,000   13,113
    FuKoKu Co., Ltd....................................   1,100   11,993
    Fukuda Corp........................................  10,000   79,437
    Fukui Bank, Ltd. (The).............................  78,000  174,013
    Fukuoka Financial Group, Inc....................... 132,000  658,781
    Fukushima Bank, Ltd. (The)......................... 108,000   79,509
    Fukushima Industries Corp..........................   4,800   72,024
#   Fukuyama Transporting Co., Ltd.....................  55,000  307,535
    Funai Soken Holdings, Inc..........................   3,700   29,907
#   Furukawa Battery Co, Ltd. (The)....................   7,000   57,347
    Furukawa Co., Ltd.................................. 102,000  167,410
#   Furukawa Electric Co., Ltd......................... 305,000  507,363
#   Furuno Electric Co., Ltd...........................  10,300  105,994
    Furuya Metal Co., Ltd..............................     400    9,688
    Fuso Pharmaceutical Industries, Ltd................  26,000   66,751
    Futaba Industrial Co., Ltd.........................  28,500  142,333
    Future Architect, Inc..............................  10,200   55,767
    Fuyo General Lease Co., Ltd........................   4,300  138,420
    G-Tekt Corp........................................   8,200   78,126
#   Gakken Holdings Co., Ltd...........................  24,000   50,507
    GCA Savvian Corp...................................   6,800   68,452
    Gecoss Corp........................................   5,100   67,957
#   Genki Sushi Co., Ltd...............................     700   16,922
#   Genky Stores, Inc..................................     600   48,519
#   Geo Holdings Corp..................................  21,300  208,410
#   GLOBERIDE, Inc.....................................  43,000   69,658
    Glory, Ltd.........................................  14,800  387,856
    GMO internet, Inc..................................  14,800  122,199
#   GMO Payment Gateway, Inc...........................   3,800   65,892
    Godo Steel, Ltd....................................  85,000  136,786
    Goldcrest Co., Ltd.................................  12,990  202,445
    Goldwin, Inc.......................................   7,000   39,316
#   Gourmet Kineya Co., Ltd............................   7,000   55,914
#   Gree, Inc..........................................  26,000  148,109
    GS Yuasa Corp......................................  55,000  248,209
    GSI Creos Corp.....................................  26,000   29,016
    Gulliver International Co., Ltd....................  17,800  141,273
    Gun-Ei Chemical Industry Co., Ltd..................  24,000   69,284
#*  GungHo Online Entertainment, Inc...................  14,400   49,428
    Gunma Bank, Ltd. (The)............................. 109,000  716,678
    Gunze, Ltd.........................................  84,000  217,586
#   Gurunavi, Inc......................................   7,400  118,084
    H-One Co., Ltd.....................................   5,000   28,028
    H2O Retailing Corp.................................  29,300  517,523
    Hachijuni Bank, Ltd. (The)......................... 114,000  751,257
    Hagihara Industries, Inc...........................   2,900   47,983
    Hakudo Co., Ltd....................................   1,500   14,459

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Hakuhodo DY Holdings, Inc..........................  32,300 $  321,046
    Hakuto Co., Ltd....................................   8,200     84,786
    Hamakyorex Co., Ltd................................   4,300    152,018
    Hamamatsu Photonics K.K............................   5,400    254,428
    Hankyu Hanshin Holdings, Inc.......................  80,000    444,675
    Hanwa Co., Ltd.....................................  65,000    242,819
    Happinet Corp......................................   7,700     85,800
    Hard Off Corp. Co., Ltd............................   1,800     17,276
    Harima Chemicals Group, Inc........................   2,100      8,512
    Harmonic Drive Systems, Inc........................   4,100     64,970
    Haruyama Trading Co., Ltd..........................     300      1,835
    Haseko Corp........................................  18,500    150,313
    Hazama Ando Corp...................................  52,350    342,867
    Heiwa Corp.........................................  16,200    325,857
    Heiwa Real Estate Co., Ltd.........................  25,400    361,457
    Heiwado Co., Ltd...................................  16,100    341,342
    HI-LEX Corp........................................   6,700    191,952
    Hibiya Engineering, Ltd............................   1,900     25,056
    Hiday Hidaka Corp..................................   2,736     86,058
    Higashi Nihon House Co., Ltd.......................  21,700     94,768
    Higashi-Nippon Bank, Ltd. (The)....................  70,000    196,961
    Higo Bank, Ltd. (The)..............................  84,000    455,498
    Hikari Tsushin, Inc................................   1,600     91,939
#   Himaraya Co., Ltd..................................   1,900     16,137
    Hino Motors, Ltd...................................  11,500    162,822
    Hioki EE Corp......................................   3,100     46,632
    Hiramatsu, Inc.....................................   6,300     34,363
    Hiroshima Bank, Ltd. (The)......................... 150,000    746,127
    HIS Co., Ltd.......................................   2,100     72,008
    Hisamitsu Pharmaceutical Co., Inc..................   2,300     78,257
    Hitachi Capital Corp...............................  14,300    281,148
    Hitachi Chemical Co., Ltd..........................  21,500    432,540
    Hitachi Construction Machinery Co., Ltd............  10,300    190,422
    Hitachi High-Technologies Corp.....................   6,900    214,348
    Hitachi Koki Co., Ltd..............................  27,300    196,620
    Hitachi Kokusai Electric, Inc......................  11,000    149,510
    Hitachi Metals, Ltd................................  16,110    262,517
    Hitachi Transport System, Ltd......................  23,800    311,362
    Hitachi Zosen Corp.................................  59,140    324,034
    Hitachi, Ltd....................................... 141,000  1,064,845
    Hitachi, Ltd. ADR..................................   4,900    369,362
#   Hochiki Corp.......................................   2,000     15,143
    Hodogaya Chemical Co., Ltd.........................  23,000     37,345
    Hogy Medical Co., Ltd..............................   3,500    181,948
#*  Hokkaido Electric Power Co., Inc...................   7,700     62,198
#   Hokkaido Gas Co., Ltd..............................   1,000      2,447
    Hokkan Holdings, Ltd...............................   8,000     20,342
    Hokko Chemical Industry Co., Ltd...................   6,000     20,874
    Hokkoku Bank, Ltd. (The)........................... 100,000    319,050
    Hokuetsu Bank, Ltd. (The).......................... 106,000    192,886
    Hokuetsu Kishu Paper Co., Ltd......................  70,700    332,982
    Hokuhoku Financial Group, Inc...................... 328,000    675,896
#   Hokuriku Electric Industry Co., Ltd................  29,000     43,102

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Hokuriku Electric Power Co.........................   8,500 $  120,123
    Hokuto Corp........................................   9,000    165,649
    Honda Motor Co., Ltd...............................  48,823  1,473,222
#   Honda Motor Co., Ltd. Sponsored ADR................  14,859    449,039
    Honeys Co., Ltd....................................   8,070     71,960
#   Hoosiers Holdings Co., Ltd.........................  15,200     63,681
    Horiba, Ltd........................................  11,000    358,285
    Hoshizaki Electric Co., Ltd........................   2,800    141,955
    Hosokawa Micron Corp...............................  17,000    104,876
#   House Foods Group, Inc.............................  23,400    468,150
    Howa Machinery, Ltd................................   7,500     47,219
    Hyakugo Bank, Ltd. (The)........................... 126,000    533,492
    Hyakujushi Bank, Ltd. (The)........................ 122,000    409,537
    I-Net Corp/Kanagawa................................   7,000     53,442
    Ibiden Co., Ltd....................................  47,000    706,567
    IBJ Leasing Co., Ltd...............................   5,200     97,949
    Ichibanya Co., Ltd.................................   1,500     62,192
    Ichiken Co., Ltd...................................  15,000     40,914
#   Ichikoh Industries, Ltd............................  11,000     22,637
    ICHINEN HOLDINGS Co., Ltd..........................   9,900     91,864
    Ichiyoshi Securities Co., Ltd......................  15,000    151,761
    Idec Corp..........................................   6,900     60,870
    Idemitsu Kosan Co., Ltd............................  35,100    585,885
    Ihara Chemical Industry Co., Ltd...................  10,000    112,238
    IHI Corp...........................................  68,000    354,285
    Iida Group Holdings Co., Ltd.......................  49,420    614,667
    Iino Kaiun Kaisha, Ltd.............................  42,900    250,381
*   IJT Technology Holdings Co., Ltd...................   3,000     13,098
#   Ikegami Tsushinki Co., Ltd.........................  29,000     43,151
    Ikyu Corp..........................................   4,700     61,307
    Imasen Electric Industrial.........................   6,500     83,878
#   Imperial Hotel, Ltd................................     400      8,756
    Inaba Denki Sangyo Co., Ltd........................   9,800    330,949
    Inaba Seisakusho Co., Ltd..........................     100      1,133
    Inabata & Co., Ltd.................................  18,500    168,597
    Inageya Co., Ltd...................................   8,000     88,592
    Ines Corp..........................................  16,800    125,462
    Infocom Corp.......................................   8,800     67,125
    Information Services International-Dentsu, Ltd.....   4,700     45,925
    Innotech Corp......................................   7,000     29,070
    Intage Holdings, Inc...............................   1,900     26,896
#   Internet Initiative Japan, Inc.....................   7,700    161,519
#   Inui Global Logistics Co., Ltd.....................   7,095     59,002
    Iriso Electronics Co., Ltd.........................   1,800    104,631
    Ise Chemical Corp..................................   7,000     45,498
#   Iseki & Co., Ltd................................... 106,000    202,226
    Isetan Mitsukoshi Holdings, Ltd....................  18,000    255,227
*   Ishihara Sangyo Kaisha, Ltd........................ 208,000    180,553
    Ishii Iron Works Co., Ltd..........................  19,000     35,887
#   Ishizuka Glass Co., Ltd............................   3,000      5,840
    Isuzu Motors, Ltd..................................  33,000    439,313
    IT Holdings Corp...................................  39,300    652,789
    Itfor, Inc.........................................   3,200     12,384

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
#   Ito En, Ltd........................................   3,700 $   71,077
    ITOCHU Corp........................................  97,700    989,257
    Itochu Enex Co., Ltd...............................  30,800    240,096
    Itochu Techno-Solutions Corp.......................   3,400    121,336
    Itochu-Shokuhin Co., Ltd...........................   2,000     68,211
    Itoham Foods, Inc..................................  69,000    393,942
    Itoki Corp.........................................  16,153     79,755
    Iwai Cosmo Holdings, Inc...........................  11,100    126,281
    Iwaki & Co., Ltd...................................   8,000     15,050
    Iwasaki Electric Co., Ltd..........................  40,000     78,857
#   Iwatani Corp.......................................  50,000    322,794
    Iyo Bank, Ltd. (The)...............................  64,100    739,659
    Izumi Co., Ltd.....................................   2,600     93,248
*   Izutsuya Co., Ltd..................................  62,000     33,579
    J Front Retailing Co., Ltd.........................  37,200    474,048
#   J-Oil Mills, Inc...................................  58,000    207,427
#   Jalux, Inc.........................................   1,500     27,643
    Jamco Corp.........................................   3,000     81,433
#*  Janome Sewing Machine Co., Ltd..................... 109,000    126,002
    Japan Airport Terminal Co., Ltd....................   9,100    410,044
    Japan Aviation Electronics Industry, Ltd...........  16,000    361,615
#*  Japan Communications, Inc..........................  27,500    117,696
    Japan Digital Laboratory Co., Ltd..................   2,500     34,576
#   Japan Drilling Co., Ltd............................   2,300     82,317
    Japan Exchange Group, Inc..........................  11,100    258,302
#   Japan Medical Dynamic Marketing, Inc...............   3,200     15,600
    Japan Pulp & Paper Co., Ltd........................  21,000     59,173
*   Japan Radio Co., Ltd...............................  29,000     92,389
#   Japan Steel Works, Ltd. (The)...................... 101,000    404,019
    Japan Transcity Corp...............................  11,000     35,278
    Japan Vilene Co., Ltd..............................  14,000     71,198
    Japan Wool Textile Co., Ltd. (The).................  21,000    140,024
    JBCC Holdings, Inc.................................   9,600     61,954
    JCU Corp...........................................   1,600     73,837
    Jeol, Ltd..........................................  49,000    237,246
    JFE Holdings, Inc..................................  29,160    642,318
    JGC Corp...........................................  10,000    203,379
    Jimoto Holdings, Inc...............................  34,600     64,839
#   Jin Co., Ltd.......................................   3,700    112,732
    JK Holdings Co., Ltd...............................   6,300     29,702
    JMS Co., Ltd.......................................   7,000     17,138
    Joshin Denki Co., Ltd..............................  10,000     84,181
    Jowa Holdings Co., Ltd.............................   5,100    157,732
    Joyo Bank, Ltd. (The).............................. 104,000    522,725
#   JP-Holdings, Inc...................................  10,800     33,228
    JSP Corp...........................................   7,600    151,880
    JSR Corp...........................................   9,700    170,970
    JTEKT Corp.........................................  22,400    369,424
#   Juki Corp..........................................  32,000    104,596
    Juroku Bank, Ltd. (The)............................ 156,000    514,763
*   Justsystems Corp...................................   7,800     48,108
#*  JVC Kenwood Corp...................................  80,970    191,934
    JX Holdings, Inc................................... 367,270  1,355,311

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    K&O Energy Group, Inc..............................   6,000 $ 77,082
#   K's Holdings Corp..................................  13,080  384,158
#   kabu.com Securities Co., Ltd.......................  29,300  158,532
*   Kadokawa Dwango Corp...............................  13,177  195,064
    Kaga Electronics Co., Ltd..........................  11,200  142,297
#   Kagome Co., Ltd....................................   8,400  133,026
    Kagoshima Bank, Ltd. (The).........................  72,000  450,527
    Kajima Corp........................................  50,843  201,161
    Kakaku.com, Inc....................................   8,800  124,487
    Kaken Pharmaceutical Co., Ltd......................  14,000  297,901
    Kameda Seika Co., Ltd..............................   1,400   47,210
    Kamei Corp.........................................   9,500   62,784
    Kamigumi Co., Ltd..................................  63,000  629,562
#   Kanagawa Chuo Kotsu Co., Ltd.......................   7,000   35,115
    Kanamoto Co., Ltd..................................   8,000  208,138
    Kandenko Co., Ltd..................................  54,000  319,233
    Kaneka Corp........................................  98,000  598,152
    Kanematsu Corp..................................... 199,000  283,456
    Kansai Paint Co., Ltd..............................  14,000  244,696
    Kansai Super Market, Ltd...........................   1,900   12,986
    Kansai Urban Banking Corp..........................  15,400  155,011
*   Kanto Denka Kogyo Co., Ltd.........................  21,000   99,576
*   Kappa Create Holdings Co., Ltd.....................   1,100   10,744
    Kasai Kogyo Co., Ltd...............................  16,000  136,115
#   Kasumi Co., Ltd....................................  16,400  137,556
#   Katakura Industries Co., Ltd.......................  10,900  113,039
    Kato Sangyo Co., Ltd...............................  10,300  188,846
    Kato Works Co., Ltd................................  19,000  148,558
#   KAWADA TECHNOLOGIES, Inc...........................   2,200   78,214
    Kawai Musical Instruments Manufacturing Co., Ltd...   3,600   71,094
    Kawasaki Heavy Industries, Ltd.....................  91,000  435,992
    Kawasaki Kisen Kaisha, Ltd......................... 296,000  847,290
    Kawasumi Laboratories, Inc.........................   5,000   32,012
    KDDI Corp..........................................   8,900  628,241
#   Keihan Electric Railway Co., Ltd...................  99,000  601,043
    Keihanshin Building Co., Ltd.......................  23,500  139,722
    Keihin Co., Ltd....................................  17,000   27,287
    Keihin Corp........................................  23,100  368,200
    Keiyo Bank, Ltd. (The)............................. 110,000  600,136
#   Keiyo Co., Ltd.....................................  10,800   51,286
#   Kenko Mayonnaise Co., Ltd..........................   1,800   25,628
    Kewpie Corp........................................  11,500  267,009
    KEY Coffee, Inc....................................   7,600  109,565
#   Kikkoman Corp......................................  10,000  294,951
#   Kimoto Co., Ltd....................................  19,800   50,138
    Kinden Corp........................................  13,000  153,988
#*  Kintetsu Department Store Co., Ltd.................  11,000   31,376
    Kintetsu World Express, Inc........................   3,800  161,812
    Kinugawa Rubber Industrial Co., Ltd................  34,000  152,362
    Kirin Holdings Co., Ltd............................  30,780  414,428
    Kita-Nippon Bank, Ltd. (The).......................   3,700   97,317
    Kitagawa Iron Works Co., Ltd.......................  47,000   93,934
    Kitano Construction Corp...........................  17,000   51,046

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
#   Kito Corp..........................................   9,800 $   93,898
#   Kitz Corp..........................................  43,100    204,659
    Kiyo Bank, Ltd. (The)..............................  19,500    243,273
*   KNT-CT Holdings Co., Ltd...........................  47,000     64,069
    Koa Corp...........................................  17,600    161,156
    Koatsu Gas Kogyo Co., Ltd..........................   8,000     40,782
#   Kobayashi Pharmaceutical Co., Ltd..................   1,700    113,695
    Kobe Steel, Ltd.................................... 989,000  1,734,517
#   Kobelco Eco-Solutions Co., Ltd.....................   3,000     16,913
    Kohnan Shoji Co., Ltd..............................  16,400    185,397
    Kohsoku Corp.......................................     200      1,516
    Koito Manufacturing Co., Ltd.......................  12,000    390,184
    Kojima Co., Ltd....................................   9,400     25,130
    Kokusai Co., Ltd...................................     900     14,445
    Kokuyo Co., Ltd....................................  42,700    325,443
#   KOMAIHALTEC, Inc...................................  27,000     64,019
    Komatsu Seiren Co., Ltd............................   3,000     13,575
    Komatsu, Ltd.......................................  14,100    276,493
    Komeri Co., Ltd....................................  17,200    368,909
    Konaka Co., Ltd....................................   8,700     45,437
#   Konami Corp........................................  15,800    294,805
    Konami Corp. ADR...................................     200      3,770
    Kondotec, Inc......................................   4,900     34,260
    Konica Minolta, Inc................................  62,700    689,976
    Konishi Co., Ltd...................................   8,000    137,115
    Konoike Transport Co., Ltd.........................     700     14,381
    Kose Corp..........................................   5,900    264,153
#   Kosei Securities Co., Ltd. (The)...................  10,000     18,547
    Koshidaka Holdings Co., Ltd........................   3,000     54,540
#   Kotobuki Spirits Co., Ltd..........................   1,200     27,678
    Krosaki Harima Corp................................  35,000     71,971
    KRS Corp...........................................   2,700     32,985
#   KU Holdings Co., Ltd...............................     800      4,320
    Kubota Corp........................................  21,000    311,753
#*  Kumagai Gumi Co., Ltd..............................  31,000     98,107
    Kumiai Chemical Industry Co., Ltd..................  18,000    140,079
    Kura Corp..........................................   4,200    126,537
    Kurabo Industries, Ltd.............................  91,000    152,607
    Kuraray Co., Ltd...................................  13,300    167,007
#   Kureha Corp........................................  77,000    320,778
    Kurimoto, Ltd......................................  50,000     93,800
    Kurita Water Industries, Ltd.......................  14,700    313,161
#   Kuroda Electric Co., Ltd...........................  15,800    226,370
    Kusuri No Aoki Co., Ltd............................   1,900    126,223
    KYB Co., Ltd....................................... 100,000    396,816
    Kyocera Corp.......................................  12,000    528,176
    Kyocera Corp. Sponsored ADR........................   2,504    109,475
    Kyodo Printing Co., Ltd............................  39,000    130,713
    Kyoei Steel, Ltd...................................   8,900    165,361
    Kyokuto Kaihatsu Kogyo Co., Ltd....................  12,500    141,310
    Kyokuto Securities Co., Ltd........................   9,600    138,271
    Kyokuyo Co., Ltd...................................  31,000     72,897
    KYORIN Holdings, Inc...............................  14,700    297,217

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
#   Kyoritsu Maintenance Co., Ltd......................   3,600 $201,090
    Kyoritsu Printing Co., Ltd.........................  23,500   58,163
    Kyosan Electric Manufacturing Co., Ltd.............  20,000   63,652
    Kyoto Kimono Yuzen Co., Ltd........................   2,100   17,888
    Kyowa Electronics Instruments Co., Ltd.............   8,800   34,031
    Kyowa Exeo Corp....................................  26,500  279,672
    Kyowa Hakko Kirin Co., Ltd.........................  13,000  148,038
    Kyudenko Corp......................................  20,000  268,605
    LAC Co., Ltd.......................................   3,300   24,562
#   Land Business Co., Ltd.............................   1,900    6,547
    Lasertec Corp......................................   6,000   74,215
    Lawson, Inc........................................   2,300  150,377
    LEC, Inc...........................................   2,400   26,674
*   Leopalace21 Corp...................................  59,900  387,571
    Life Corp..........................................   3,600   51,506
    Lintec Corp........................................  19,500  429,102
    Lion Corp..........................................  33,000  179,270
#*  Livesense, Inc.....................................   2,000   12,178
    LIXIL Group Corp...................................  14,200  276,674
    Look, Inc..........................................  15,000   28,203
    M3, Inc............................................   6,800  136,787
#   Macnica, Inc.......................................   4,700  138,523
    Maeda Corp.........................................  50,000  383,088
#   Maeda Kosen Co., Ltd...............................   4,300   41,270
    Maeda Road Construction Co., Ltd...................  21,000  331,393
    Maezawa Kyuso Industries Co., Ltd..................   1,300   16,105
    Makino Milling Machine Co., Ltd....................  59,000  506,959
    Makita Corp........................................   2,000   88,713
    Makita Corp. Sponsored ADR.........................   1,988   93,635
#   Mamiya-Op Co., Ltd.................................  27,000   50,562
    Mandom Corp........................................   3,600  121,554
    Mani, Inc..........................................     700   41,066
    Mars Engineering Corp..............................   5,000   88,455
    Marubeni Corp...................................... 148,700  820,785
    Marubun Corp.......................................   5,700   38,226
    Marudai Food Co., Ltd..............................  53,000  189,821
#*  Maruei Department Store Co., Ltd...................  18,000   21,290
    Marufuji Sheet Piling Co., Ltd.....................   3,000    9,242
    Maruha Nichiro Corp................................  10,800  160,717
    Marui Group Co., Ltd...............................  68,600  713,069
#   Maruka Machinery Co., Ltd..........................   1,900   27,092
    Marusan Securities Co., Ltd........................  38,600  266,855
    Maruwa Co., Ltd....................................   3,500   94,542
    Maruyama Manufacturing Co., Inc....................  28,000   54,665
*   Maruzen CHI Holdings Co., Ltd......................     700    2,114
#   Maruzen Showa Unyu Co., Ltd........................  16,000   53,886
#   Marvelous, Inc.....................................   4,500   67,475
    Matsuda Sangyo Co., Ltd............................   6,100   69,233
    Matsui Construction Co., Ltd.......................  10,000   58,389
    Matsui Securities Co., Ltd.........................   4,400   37,214
    Matsumotokiyoshi Holdings Co., Ltd.................  12,000  395,465
    Matsuya Foods Co., Ltd.............................   2,100   44,072
    Max Co., Ltd.......................................  11,000  119,564

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Maxvalu Tokai Co., Ltd.............................   2,400 $   36,685
#   Mazda Motor Corp...................................   8,300    170,486
#   McDonald's Holdings Co. Japan, Ltd.................   4,300     94,317
    MEC Co., Ltd.......................................   6,600     50,948
    Medipal Holdings Corp..............................  40,800    476,025
    Megachips Corp.....................................   9,800    117,739
    Megmilk Snow Brand Co., Ltd........................  23,400    321,697
    Meidensha Corp.....................................  51,000    152,125
    MEIJI Holdings Co., Ltd............................   5,750    631,790
    Meiko Network Japan Co., Ltd.......................   7,500     77,602
    Meisei Industrial Co., Ltd.........................  13,000     77,034
    Meitec Corp........................................   5,200    151,745
    Meito Sangyo Co., Ltd..............................   1,100     10,935
    Meiwa Corp.........................................   9,600     37,486
    Meiwa Estate Co., Ltd..............................   2,000      8,303
    Melco Holdings, Inc................................   7,300    115,222
#   Message Co., Ltd...................................   3,600     96,113
#   Michinoku Bank, Ltd. (The).........................  57,909    108,565
#   Micronics Japan Co., Ltd...........................   4,000    108,157
    Mie Bank, Ltd. (The)...............................  33,000     73,134
    Mikuni Corp........................................   5,000     18,710
    Milbon Co., Ltd....................................   2,352     66,529
    Mimasu Semiconductor Industry Co., Ltd.............   4,200     47,516
    Minato Bank, Ltd. (The)............................  75,000    144,367
    Minebea Co., Ltd...................................  49,000    755,980
#   Ministop Co., Ltd..................................   7,800    105,255
    Miraca Holdings, Inc...............................   6,500    291,114
    Mirait Holdings Corp...............................  32,810    380,386
    Miroku Jyoho Service Co., Ltd......................   1,500      8,602
    Misawa Homes Co., Ltd..............................  14,100    124,919
    MISUMI Group, Inc..................................   5,300    197,973
    Mitani Corp........................................   3,800     87,415
    Mito Securities Co., Ltd...........................  26,000     90,338
    Mitsuba Corp.......................................  10,900    193,431
    Mitsubishi Chemical Holdings Corp.................. 441,400  2,287,701
    Mitsubishi Corp....................................  68,500  1,194,996
    Mitsubishi Electric Corp...........................  33,000    381,669
    Mitsubishi Gas Chemical Co., Inc...................  95,789    433,096
    Mitsubishi Heavy Industries, Ltd................... 104,000    574,038
    Mitsubishi Logistics Corp..........................  28,000    416,420
    Mitsubishi Materials Corp.......................... 323,800  1,021,059
    Mitsubishi Motors Corp.............................  24,400    206,283
    Mitsubishi Nichiyu Forklift Co., Ltd...............   7,000     43,006
*   Mitsubishi Paper Mills, Ltd........................ 154,000    113,361
    Mitsubishi Pencil Co., Ltd.........................   4,125    121,848
    Mitsubishi Research Institute, Inc.................   1,200     28,802
    Mitsubishi Shokuhin Co., Ltd.......................   5,700    126,523
    Mitsubishi Steel Manufacturing Co., Ltd............  83,000    168,026
    Mitsubishi Tanabe Pharma Corp......................  12,800    202,356
    Mitsubishi UFJ Financial Group, Inc................ 768,300  4,082,950
    Mitsubishi UFJ Financial Group, Inc. ADR...........  16,850     89,305
    Mitsuboshi Belting Co., Ltd........................  22,000    179,809
    Mitsui & Co., Ltd..................................  75,400    959,446

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    Mitsui & Co., Ltd. Sponsored ADR...................       471 $  119,634
    Mitsui Chemicals, Inc..............................   270,000    790,012
    Mitsui Engineering & Shipbuilding Co., Ltd.........   402,000    653,570
    Mitsui Fudosan Co., Ltd............................    10,000    252,816
    Mitsui High-Tec, Inc...............................    13,700     92,216
    Mitsui Home Co., Ltd...............................     6,000     25,252
    Mitsui Matsushima Co., Ltd.........................    94,000     99,328
    Mitsui Mining & Smelting Co., Ltd..................   355,000    741,302
#   Mitsui OSK Lines, Ltd..............................   181,000    611,048
    Mitsui Sugar Co., Ltd..............................    51,000    172,937
    Mitsui-Soko Holdings Co., Ltd......................    56,000    187,743
    Mitsuuroko Group Holdings Co., Ltd.................    11,300     53,548
    Miura Co., Ltd.....................................    23,700    267,693
#   Miyaji Engineering Group, Inc......................    23,000     35,453
    Miyazaki Bank, Ltd. (The)..........................    67,000    232,124
    Miyoshi Oil & Fat Co., Ltd.........................    20,000     23,548
    Mizuho Financial Group, Inc........................ 1,429,060  2,336,681
    Mizuno Corp........................................    52,000    255,728
    Mochida Pharmaceutical Co., Ltd....................     2,700    148,263
#   Monex Group, Inc...................................    86,000    176,559
    Money Partners Group Co., Ltd......................     4,900     16,252
    Monogatari Corp. (The).............................     2,400     83,217
#   MonotaRO Co., Ltd..................................     6,500    164,887
    Morinaga & Co., Ltd................................    66,000    205,344
    Morinaga Milk Industry Co., Ltd....................   102,000    440,961
    Morita Holdings Corp...............................    13,000    143,478
    Mory Industries, Inc...............................     7,000     24,774
    Moshi Moshi Hotline, Inc...........................    10,900    120,273
    Mr Max Corp........................................     8,900     21,867
    MS&AD Insurance Group Holdings.....................    24,682    600,123
#   MTI, Ltd...........................................     5,400     68,043
    Murakami Corp......................................     2,000     29,095
#   Musashi Seimitsu Industry Co., Ltd.................    13,600    256,073
    Musashino Bank, Ltd. (The).........................     9,700    317,944
#   Mutoh Holdings Co., Ltd............................    15,000     58,756
#   Nabtesco Corp......................................     4,700    121,338
    NAC Co., Ltd.......................................     2,800     25,317
    Nachi-Fujikoshi Corp...............................    43,000    231,218
    Nagaileben Co., Ltd................................     1,800     29,762
    Nagano Bank, Ltd. (The)............................    42,000     74,349
    Nagase & Co., Ltd..................................    38,300    476,133
    Nagatanien Co., Ltd................................     3,000     28,949
    Nagoya Railroad Co., Ltd...........................    39,000    153,212
    Nakabayashi Co., Ltd...............................     9,000     16,540
    Nakamuraya Co., Ltd................................    10,083     40,849
    Nakanishi, Inc.....................................     2,000     73,220
*   Nakayama Steel Works, Ltd..........................    50,000     34,248
    Nakayamafuku Co., Ltd..............................       600      4,534
    Nankai Electric Railway Co., Ltd...................    23,000     92,079
    Nanto Bank, Ltd. (The).............................    75,000    251,433
    Narasaki Sangyo Co., Ltd...........................     5,000     13,244
    Natori Co., Ltd....................................       700      8,348
    NDS Co., Ltd.......................................    10,000     25,482

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    NEC Capital Solutions, Ltd.........................   1,400 $ 21,067
    NEC Corp........................................... 340,000  960,382
    NEC Networks & System Integration Corp.............   9,200  197,714
    NET One Systems Co., Ltd...........................  42,800  255,797
    Neturen Co., Ltd...................................  12,700   94,664
#*  New Japan Chemical Co., Ltd........................   6,900   12,528
    Nexon Co., Ltd.....................................   8,500   83,669
#   Next Co., Ltd......................................   5,400   45,059
    NGK Insulators, Ltd................................   7,000  141,059
    NGK Spark Plug Co., Ltd............................   8,000  237,159
    NH Foods, Ltd......................................  21,000  519,164
    NHK Spring Co., Ltd................................  39,000  351,773
    Nice Holdings, Inc.................................  15,000   24,094
    Nichi-iko Pharmaceutical Co., Ltd..................  14,550  262,012
    Nichia Steel Works, Ltd............................   2,000    5,822
#   Nichias Corp.......................................  35,000  192,164
    Nichiban Co., Ltd..................................   9,000   34,956
    Nichicon Corp......................................  15,900  121,021
    Nichiden Corp......................................     200    4,159
    Nichiha Corp.......................................  13,400  143,432
    Nichii Gakkan Co...................................  18,500  192,982
    Nichimo Co., Ltd...................................  13,000   22,111
    Nichirei Corp...................................... 103,000  545,993
    Nichireki Co., Ltd.................................  13,000  102,196
    Nidec Corp.........................................       1       41
    Nifco, Inc.........................................  10,700  368,583
    NIFTY Corp.........................................   3,400   37,991
#   Nihon Chouzai Co., Ltd.............................     720   22,757
    Nihon Dempa Kogyo Co., Ltd.........................  10,300   82,109
    Nihon Eslead Corp..................................   6,000   62,449
    Nihon Kohden Corp..................................   3,900  192,913
    Nihon M&A Center, Inc..............................   6,400  222,120
    Nihon Nohyaku Co., Ltd.............................  12,000  141,132
    Nihon Parkerizing Co., Ltd.........................  10,000  238,408
#   Nihon Trim Co., Ltd................................   1,900   42,622
    Nihon Unisys, Ltd..................................  22,000  192,365
    Nihon Yamamura Glass Co., Ltd......................  49,000   70,990
    Nikkiso Co., Ltd...................................  25,500  224,408
    Nikko Co., Ltd.....................................  12,000   40,716
#   Nikon Corp.........................................  15,300  194,131
    Nippo Corp.........................................  22,000  342,088
    Nippon Air Conditioning Services Co., Ltd..........   2,700   19,942
    Nippon Beet Sugar Manufacturing Co., Ltd...........  46,000   80,017
#   Nippon Carbide Industries Co., Inc.................  34,000   63,373
#   Nippon Carbon Co., Ltd.............................  53,000  108,180
*   Nippon Chemi-Con Corp..............................  81,000  228,546
#*  Nippon Chemical Industrial Co., Ltd................  45,000  118,792
    Nippon Chemiphar Co., Ltd..........................  11,000   52,271
    Nippon Chutetsukan K.K.............................  12,000   23,951
    Nippon Coke & Engineering Co., Ltd.................  94,300   87,736
#   Nippon Concrete Industries Co., Ltd................  19,000   90,499
*   Nippon Denko Co., Ltd..............................  56,265  141,815
    Nippon Densetsu Kogyo Co., Ltd.....................  18,900  271,191

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Nippon Electric Glass Co., Ltd..................... 122,000 $  629,646
    Nippon Express Co., Ltd............................ 108,000    630,051
    Nippon Filcon Co., Ltd.............................   1,800      7,246
    Nippon Fine Chemical Co., Ltd......................   4,800     34,379
    Nippon Flour Mills Co., Ltd........................  66,000    313,025
    Nippon Gas Co., Ltd................................   6,400    157,345
    Nippon Hume Corp...................................  10,000     73,731
    Nippon Jogesuido Sekkei Co., Ltd...................   1,400     22,817
    Nippon Kanzai Co., Ltd.............................     500     10,875
    Nippon Kasei Chemical Co., Ltd.....................   8,000      9,593
    Nippon Kayaku Co., Ltd.............................  29,000    404,549
#*  Nippon Kinzoku Co., Ltd............................  16,000     19,421
#   Nippon Kodoshi Corp................................   1,500     20,871
    Nippon Koei Co., Ltd...............................  32,000    128,623
    Nippon Konpo Unyu Soko Co., Ltd....................  26,900    419,167
#*  Nippon Koshuha Steel Co., Ltd......................  66,000     60,681
    Nippon Light Metal Holdings Co., Ltd............... 280,900    419,953
    Nippon Paint Holdings Co., Ltd.....................  11,000    344,578
    Nippon Paper Industries Co., Ltd...................  39,824    627,988
#   Nippon Parking Development Co., Ltd................  38,200     40,895
    Nippon Pillar Packing Co., Ltd.....................   8,000     59,586
    Nippon Piston Ring Co., Ltd........................  51,000    102,608
    Nippon Road Co., Ltd. (The)........................  35,000    167,109
    Nippon Seisen Co., Ltd.............................  12,000     68,157
#   Nippon Sharyo, Ltd.................................  27,000     81,173
#*  Nippon Sheet Glass Co., Ltd........................ 517,000    474,660
    Nippon Shinyaku Co., Ltd...........................   7,000    231,240
    Nippon Shokubai Co., Ltd...........................  32,000    429,840
    Nippon Signal Co., Ltd. (The)......................  23,000    250,144
    Nippon Soda Co., Ltd...............................  71,000    403,797
    Nippon Steel & Sumikin Bussan Corp.................  46,000    168,058
    Nippon Steel & Sumikin Texeng Co., Ltd.............  21,000     91,015
    Nippon Steel & Sumitomo Metal Corp................. 488,562  1,141,913
*   Nippon Suisan Kaisha, Ltd.......................... 118,900    410,849
    Nippon Synthetic Chemical Industry Co., Ltd.
      (The)............................................  22,000    135,287
    Nippon Thompson Co., Ltd...........................  35,000    169,589
    Nippon Valqua Industries, Ltd......................  30,000     79,151
#*  Nippon Yakin Kogyo Co., Ltd........................  33,500     66,863
    Nippon Yusen K.K................................... 283,217    842,035
#   Nipro Corp.........................................  54,700    479,087
    Nishi-Nippon City Bank, Ltd. (The)................. 212,000    688,440
    Nishi-Nippon Railroad Co., Ltd.....................  29,000    125,547
    Nishikawa Rubber Co., Ltd..........................   1,400     23,247
    Nishimatsu Construction Co., Ltd...................  64,000    257,099
#   Nishimatsuya Chain Co., Ltd........................  21,000    167,276
    Nishio Rent All Co., Ltd...........................   3,900    119,466
    Nissan Chemical Industries, Ltd....................  10,400    191,477
    Nissan Motor Co., Ltd.............................. 107,200    914,118
    Nissan Shatai Co., Ltd.............................  16,000    175,834
    Nissan Tokyo Sales Holdings Co., Ltd...............   5,000     11,192
    Nissei ASB Machine Co., Ltd........................   2,500     58,802
#   Nissei Build Kogyo Co., Ltd........................  22,000     52,239
    Nissei Plastic Industrial Co., Ltd.................   2,700     31,786

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
*   Nissen Holdings Co., Ltd...........................   3,500 $  9,067
#   Nissha Printing Co., Ltd...........................  12,100  193,959
    Nisshin Oillio Group, Ltd. (The)...................  36,000  130,936
    Nisshin Seifun Group, Inc..........................  58,465  719,046
    Nisshin Steel Co., Ltd.............................  40,540  419,643
    Nisshinbo Holdings, Inc............................  53,000  595,571
    Nissin Corp........................................  22,000   54,793
#   Nissin Electric Co., Ltd...........................  21,000  124,686
    Nissin Foods Holdings Co., Ltd.....................   2,200  118,733
    Nissin Kogyo Co., Ltd..............................  17,700  270,962
    Nissin Sugar Co., Ltd..............................     700   14,697
    Nissui Pharmaceutical Co., Ltd.....................   3,400   36,547
    Nitori Holdings Co., Ltd...........................   1,700   96,117
    Nitta Corp.........................................   7,800  187,372
    Nitta Gelatin, Inc.................................   1,900   11,417
    Nittan Valve Co., Ltd..............................   4,200   11,713
    Nittetsu Mining Co., Ltd...........................  28,000   98,972
    Nitto Boseki Co., Ltd..............................  54,000  188,857
    Nitto Denko Corp...................................   7,800  465,648
    Nitto Kogyo Corp...................................  10,700  206,319
    Nitto Kohki Co., Ltd...............................   4,200   78,201
    Nitto Seiko Co., Ltd...............................  10,000   31,986
    Nittoc Construction Co., Ltd.......................  12,200   58,439
    Nittoku Engineering Co., Ltd.......................   4,300   46,913
    NOF Corp...........................................  45,000  288,189
    Nohmi Bosai, Ltd...................................   8,000  100,064
    NOK Corp...........................................  26,600  765,159
    Nomura Co., Ltd....................................   9,000   84,890
    Nomura Holdings, Inc............................... 167,600  891,070
    Nomura Holdings, Inc. ADR..........................   7,820   41,368
    Nomura Real Estate Holdings, Inc...................  28,900  486,294
    Nomura Research Institute, Ltd.....................   6,400  217,305
    Noritake Co., Ltd..................................  53,000  132,992
    Noritz Corp........................................  15,500  244,030
    North Pacific Bank, Ltd............................ 169,600  631,802
    NS Solutions Corp..................................   4,900  118,961
#   NS United Kaiun Kaisha, Ltd........................  57,000  185,696
#   NSD Co., Ltd.......................................  12,400  191,472
    NSK, Ltd...........................................  18,000  210,935
    NTN Corp........................................... 209,000  894,461
    NTT Data Corp......................................   8,200  311,910
    NTT DOCOMO, Inc....................................  58,872  993,836
    NTT DOCOMO, Inc. Sponsored ADR.....................   3,100   52,328
#   NTT Urban Development Corp.........................   8,000   76,754
#   Nuflare Technology, Inc............................   1,500   54,650
    Obara Group, Inc...................................   3,300  164,700
    Obayashi Corp......................................  33,000  208,897
    Obayashi Road Corp.................................  17,000   99,362
    OBIC Business Consultants, Ltd.....................     400   12,033
    Obic Co., Ltd......................................   4,000  134,179
#   Odelic Co., Ltd....................................   1,100   26,937
    Oenon Holdings, Inc................................  18,000   33,174
    Ogaki Kyoritsu Bank, Ltd. (The).................... 123,000  377,611

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Ohara, Inc.........................................   1,500 $  7,185
    Ohashi Technica, Inc...............................   2,200   29,148
#   Ohsho Food Service Corp............................   2,300   92,389
    OIE Sangyo Co., Ltd................................   1,187    8,511
    Oiles Corp.........................................   7,216  133,166
    Oita Bank, Ltd. (The)..............................  78,000  273,419
    Oji Holdings Corp.................................. 235,000  885,824
    Okabe Co., Ltd.....................................  15,800  136,246
    Okamoto Industries, Inc............................  26,000   95,315
    Okamura Corp.......................................  33,900  248,328
    Oki Electric Industry Co., Ltd..................... 182,000  371,750
    Okinawa Cellular Telephone Co......................   2,700   77,919
    Okinawa Electric Power Co., Inc. (The).............   3,700  128,175
#   OKK Corp...........................................  41,000   57,040
#   OKUMA Corp.........................................  41,000  348,870
    Okumura Corp.......................................  60,000  273,790
    Okura Industrial Co., Ltd..........................  27,000   79,735
    Okuwa Co., Ltd.....................................   5,000   40,768
    Olympic Group Corp.................................   2,300   16,411
    Omron Corp.........................................   6,700  267,857
    ONO Sokki Co., Ltd.................................   4,000   30,807
#   Onoken Co., Ltd....................................   7,400   60,548
    Onward Holdings Co., Ltd...........................  59,000  380,483
#   OPT, Inc...........................................   5,500   29,915
    Optex Co., Ltd.....................................   4,600   74,771
    Oracle Corp. Japan.................................   1,000   41,575
    Organo Corp........................................  22,000   88,754
    Origin Electric Co., Ltd...........................  21,000   88,892
    Osaka Organic Chemical Industry, Ltd...............   2,300    9,681
    Osaka Steel Co., Ltd...............................   7,400  139,878
#   OSAKA Titanium Technologies Co., Ltd...............   3,500   73,335
#   Osaki Electric Co., Ltd............................  14,000   95,162
    OSG Corp...........................................  13,100  241,194
    Otsuka Corp........................................   3,100  107,036
    Otsuka Holdings Co., Ltd...........................  10,000  309,391
    OUG Holdings, Inc..................................  15,000   29,378
    Outsourcing, Inc...................................   4,200   64,918
    Pacific Industrial Co., Ltd........................  18,500  150,144
#*  Pacific Metals Co., Ltd............................  84,000  226,289
    Pack Corp. (The)...................................   4,300   84,526
    Pal Co., Ltd.......................................   5,000  129,875
    Paltac Corp........................................  13,750  173,074
    PanaHome Corp......................................  41,000  246,334
    Panasonic Corp.....................................  19,899  226,050
#   Panasonic Corp. Sponsored ADR......................  27,580  313,033
    Panasonic Industrial Devices SUNX Co., Ltd.........   9,300   65,572
    Paramount Bed Holdings Co., Ltd....................   6,400  177,018
    Parco Co., Ltd.....................................  11,206   95,436
    Paris Miki Holdings, Inc...........................   7,500   30,427
    Park24 Co., Ltd....................................   6,800  116,352
#   Pasco Corp.........................................   6,000   17,129
#   Pasona Group, Inc..................................   9,400   53,295
#   Penta-Ocean Construction Co., Ltd.................. 104,500  398,295

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Pigeon Corp........................................   2,800 $  174,827
    Pilot Corp.........................................   2,900    171,882
    Piolax, Inc........................................   4,900    235,386
*   Pioneer Corp....................................... 154,600    290,731
    Plenus Co., Ltd....................................   7,800    134,135
#   Pola Orbis Holdings, Inc...........................   2,700    114,978
#   Press Kogyo Co., Ltd...............................  57,000    192,025
    Pressance Corp.....................................   4,600    146,984
#   Prestige International, Inc........................   4,800     41,083
    Prima Meat Packers, Ltd............................  77,000    200,212
    Pronexus, Inc......................................   6,000     38,072
    Proto Corp.........................................   3,200     50,129
#   PS Mitsubishi Construction Co., Ltd................  12,500     51,671
#   Qol Co., Ltd.......................................   6,300     44,933
    Raito Kogyo Co., Ltd...............................  22,900    226,881
*   Rasa Industries, Ltd...............................  22,000     24,468
*   Raysum Co., Ltd....................................   1,400     12,799
    Relo Holdings, Inc.................................   2,500    186,305
    Renaissance, Inc...................................   1,200     11,815
    Rengo Co., Ltd..................................... 114,000    478,978
#*  Renown, Inc........................................  44,300     42,059
    Resona Holdings, Inc............................... 102,900    510,508
#   Resorttrust, Inc...................................  17,500    419,124
    Rheon Automatic Machinery Co., Ltd.................   3,000     12,464
    Rhythm Watch Co., Ltd..............................   9,000     12,431
    Riberesute Corp....................................   1,700     10,033
    Ricoh Co., Ltd..................................... 206,200  2,011,558
    Ricoh Leasing Co., Ltd.............................   9,200    240,773
#   Right On Co., Ltd..................................  10,300     64,947
    Riken Corp.........................................  43,000    168,397
    Riken Technos Corp.................................  16,000     58,893
#   Riken Vitamin Co., Ltd.............................   2,400     91,005
    Ringer Hut Co., Ltd................................   3,300     64,824
    Rinnai Corp........................................     700     46,856
#   Rion Co., Ltd......................................   3,200     37,077
    Riso Kagaku Corp...................................  12,600    219,061
#*  Riso Kyoiku Co., Ltd...............................   5,400     11,509
#   Rock Field Co., Ltd................................   3,000     53,485
    Rohm Co., Ltd......................................     300     19,288
    Rohto Pharmaceutical Co., Ltd......................  17,000    228,334
#   Rokko Butter Co., Ltd..............................   2,800     25,259
    Roland DG Corp.....................................   1,700     50,556
#   Round One Corp.....................................  39,300    245,413
    Royal Holdings Co., Ltd............................   6,300     90,091
    Ryobi, Ltd.........................................  74,000    199,047
    Ryoden Trading Co., Ltd............................  14,000     96,282
    Ryohin Keikaku Co., Ltd............................   1,800    199,400
    Ryosan Co., Ltd....................................  16,500    350,246
    S Foods, Inc.......................................   4,000     71,760
    S&B Foods, Inc.....................................     200      7,563
    Sac's Bar Holdings, Inc............................   2,250     32,425
    Saibu Gas Co., Ltd.................................  32,000     70,875
    Saizeriya Co., Ltd.................................  10,300    166,728

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Sakai Chemical Industry Co., Ltd...................  43,000 $153,020
    Sakai Heavy Industries, Ltd........................  18,000   47,069
#   Sakai Moving Service Co., Ltd......................   1,700   56,203
#   Sakai Ovex Co., Ltd................................  45,000   68,037
    Sakata INX Corp....................................  16,000  169,270
    Sakata Seed Corp...................................  15,000  260,516
    Sala Corp..........................................   6,500   32,881
    SAMTY Co., Ltd.....................................   6,400   56,795
    San-A Co., Ltd.....................................   5,400  180,282
    San-Ai Oil Co., Ltd................................  25,000  165,896
    San-In Godo Bank, Ltd. (The).......................  79,000  644,603
#   Sanden Corp........................................  39,000  182,142
    Sanei Architecture Planning Co., Ltd...............   5,400   41,255
    Sangetsu Co., Ltd..................................  15,600  417,797
#*  Sanix, Inc.........................................   7,200   23,130
    Sanken Electric Co., Ltd...........................  42,000  343,526
    Sanki Engineering Co., Ltd.........................  13,000   78,848
#   Sanko Marketing Foods Co., Ltd.....................   3,300   25,401
    Sanko Metal Industrial Co., Ltd....................   4,000    8,737
    Sankyo Co., Ltd....................................   6,500  233,610
    Sankyo Seiko Co., Ltd..............................   7,100   28,727
    Sankyo Tateyama, Inc...............................  13,300  204,534
    Sankyu, Inc........................................ 106,000  424,050
    Sanoh Industrial Co., Ltd..........................   8,500   53,492
#   Sanrio Co., Ltd....................................   3,600   89,202
    Sanshin Electronics Co., Ltd.......................  14,000   95,467
    Santen Pharmaceutical Co., Ltd.....................   1,700  106,088
    Sanwa Holdings Corp................................  53,000  366,503
    Sanyo Chemical Industries, Ltd.....................  29,000  210,251
    Sanyo Denki Co., Ltd...............................  16,000  114,934
    Sanyo Electric Railway Co., Ltd....................  10,000   39,270
    Sanyo Shokai, Ltd..................................  51,372  121,040
    Sanyo Special Steel Co., Ltd.......................  58,000  194,652
    Sapporo Holdings, Ltd.............................. 151,000  636,051
    Sata Construction Co., Ltd.........................  17,000   19,946
    Sato Holdings Corp.................................   7,900  182,818
    Sato Shoji Corp....................................   4,500   28,410
    Satori Electric Co., Ltd...........................  13,000   83,608
#   Sawada Holdings Co., Ltd...........................  11,700   84,706
    Sawai Pharmaceutical Co., Ltd......................   2,700  163,390
#   Saxa Holdings, Inc.................................  15,000   29,340
    SBI Holdings, Inc..................................  66,850  714,331
    SBS Holdings, Inc..................................   8,400   66,897
    SCREEN Holdings Co., Ltd...........................  29,000  172,212
    Scroll Corp........................................   5,100   12,374
    SCSK Corp..........................................   1,655   41,211
    Secom Co., Ltd.....................................   3,400  197,357
    Secom Joshinetsu Co., Ltd..........................     200    5,171
    Sega Sammy Holdings, Inc...........................   9,700  126,315
    Seibu Electric Industry Co., Ltd...................   2,000    8,154
    Seika Corp.........................................  23,000   56,858
#   Seikitokyu Kogyo Co., Ltd..........................  19,600   92,493
    Seiko Epson Corp...................................  18,150  737,124

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Seiko Holdings Corp................................  73,000 $  398,166
    Seiko PMC Corp.....................................     200      1,545
    Seino Holdings Co., Ltd............................  46,000    500,541
    Seiren Co., Ltd....................................  19,200    156,499
    Sekisui Chemical Co., Ltd..........................  28,000    306,229
    Sekisui House, Ltd.................................  83,540  1,080,299
    Sekisui Jushi Corp.................................  15,800    210,039
    Sekisui Plastics Co., Ltd..........................  21,000     81,439
#   Senko Co., Ltd.....................................  51,000    294,803
    Senshu Electric Co., Ltd...........................   2,100     28,043
    Senshu Ikeda Holdings, Inc.........................  69,340    307,901
#   Senshukai Co., Ltd.................................  11,800     83,208
    Seria Co., Ltd.....................................   3,800    109,677
    Seven & I Holdings Co., Ltd........................  13,200    483,042
#   Seven Bank, Ltd....................................  25,000    111,894
#*  Sharp Corp......................................... 179,000    350,395
    Shibaura Mechatronics Corp.........................  20,000     49,385
    Shibusawa Warehouse Co., Ltd. (The)................  19,000     55,563
#   Shibuya Kogyo Co., Ltd.............................   4,400     91,208
    Shidax Corp........................................   4,200     19,226
    Shiga Bank, Ltd. (The)............................. 102,000    568,961
    Shikibo, Ltd.......................................  50,000     50,100
    Shikoku Bank, Ltd. (The)...........................  66,000    137,944
    Shikoku Chemicals Corp.............................  18,000    139,811
*   Shikoku Electric Power Co., Inc....................   6,800     85,510
    Shima Seiki Manufacturing, Ltd.....................  15,100    265,028
    Shimachu Co., Ltd..................................  24,500    614,103
    Shimadzu Corp......................................  27,000    280,526
    Shimamura Co., Ltd.................................   3,700    329,119
    Shimane Bank, Ltd. (The)...........................   1,300     15,547
    Shimizu Bank, Ltd. (The)...........................   2,200     54,113
    Shimizu Corp.......................................  29,000    200,090
    Shimojima Co., Ltd.................................   1,600     14,465
    Shin Nippon Air Technologies Co., Ltd..............   4,700     38,276
    Shin-Etsu Chemical Co., Ltd........................   8,900    589,306
    Shin-Etsu Polymer Co., Ltd.........................   6,600     29,492
    Shin-Keisei Electric Railway Co., Ltd..............   5,000     16,993
    Shinagawa Refractories Co., Ltd....................  20,000     45,006
    Shindengen Electric Manufacturing Co., Ltd.........  48,000    257,444
    Shinko Electric Industries Co., Ltd................  38,800    271,774
    Shinko Plantech Co., Ltd...........................  17,200    128,511
    Shinko Shoji Co., Ltd..............................  13,500    139,746
    Shinmaywa Industries, Ltd..........................  43,000    418,865
    Shinnihon Corp.....................................   9,500     35,877
    Shinsei Bank, Ltd.................................. 255,000    462,193
    Shinsho Corp.......................................  20,000     44,933
    Shionogi & Co., Ltd................................  17,100    513,124
    Ship Healthcare Holdings, Inc......................   9,500    235,764
    Shiroki Corp.......................................  19,000     49,879
#   Shiseido Co., Ltd..................................  18,900    303,132
    Shizuoka Bank, Ltd. (The)..........................  86,000    785,843
    Shizuoka Gas Co., Ltd..............................  24,000    153,255
    Shobunsha Publications, Inc........................   1,800     13,218

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
#   Shoei Foods Corp...................................   2,300 $   18,017
    Shofu, Inc.........................................   3,400     43,203
    Shoko Co., Ltd.....................................  19,000     26,482
    Showa Aircraft Industry Co., Ltd...................   2,822     27,376
    Showa Corp.........................................  26,000    264,130
    Showa Denko K.K.................................... 602,000    769,402
    Showa Sangyo Co., Ltd..............................  30,000    123,573
    Showa Shell Sekiyu K.K.............................  48,600    474,314
    Siix Corp..........................................   6,800    145,981
    Sinanen Co., Ltd...................................  23,000     90,048
    Sinfonia Technology Co., Ltd.......................  38,000     60,218
    Sinko Industries, Ltd..............................   8,300     96,226
    Sintokogio, Ltd....................................  18,400    129,896
    SKY Perfect JSAT Holdings, Inc.....................  56,600    342,763
    SMC Corp...........................................     100     26,817
    SMK Corp...........................................  33,000    137,086
#   SMS Co., Ltd.......................................   4,600     41,462
#   Sodick Co., Ltd....................................  16,300    140,588
    Soft99 Corp........................................   4,000     22,353
    Softbank Technology Corp...........................   2,300     24,626
    Sogo Medical Co., Ltd..............................   2,300    110,807
    Sohgo Security Services Co., Ltd...................  15,100    386,475
#   Sojitz Corp........................................ 348,800    450,860
    Sompo Japan Nipponkoa Holdings, Inc................  21,550    597,948
#   Sony Corp..........................................  70,500  1,658,236
    Sony Corp. Sponsored ADR...........................  17,008    396,116
    Sony Financial Holdings, Inc.......................   5,300     73,659
    Sotetsu Holdings, Inc..............................  22,000    100,607
    Sotoh Co., Ltd.....................................   1,500     13,013
#   Sparx Group Co., Ltd...............................  12,600     21,726
    SPK Corp...........................................   1,082     18,873
    Square Enix Holdings Co., Ltd......................   3,500     76,840
#   Srg Takamiya Co., Ltd..............................   7,000     68,755
    ST Corp............................................   2,200     19,000
    St Marc Holdings Co., Ltd..........................   3,400    218,630
    Stanley Electric Co., Ltd..........................   9,100    202,539
    Star Micronics Co., Ltd............................   9,000    112,439
    Start Today Co., Ltd...............................   3,100     62,661
#   Starts Corp., Inc..................................   7,500    103,969
    Starzen Co., Ltd...................................  18,000     62,277
    Stella Chemifa Corp................................   5,100     56,124
    Studio Alice Co., Ltd..............................   4,700     73,610
    Sugi Holdings Co., Ltd.............................   1,600     75,124
#*  Sumco Corp.........................................  13,300    223,211
#   Sumida Corp........................................  12,100     80,526
    Suminoe Textile Co., Ltd...........................  27,000     67,855
    Sumitomo Bakelite Co., Ltd......................... 106,000    438,727
    Sumitomo Chemical Co., Ltd......................... 351,000  1,380,940
    Sumitomo Corp......................................  51,500    508,220
    Sumitomo Dainippon Pharma Co., Ltd.................   7,600     79,892
    Sumitomo Densetsu Co., Ltd.........................   7,100     84,109
    Sumitomo Electric Industries, Ltd.................. 125,400  1,615,864
    Sumitomo Forestry Co., Ltd.........................  45,300    421,334

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Sumitomo Heavy Industries, Ltd..................... 156,000 $  844,179
    Sumitomo Metal Mining Co., Ltd.....................  53,000    757,480
*   Sumitomo Mitsui Construction Co., Ltd.............. 161,800    226,563
    Sumitomo Mitsui Financial Group, Inc...............  78,341  2,628,876
    Sumitomo Mitsui Trust Holdings, Inc................ 160,000    562,644
    Sumitomo Osaka Cement Co., Ltd..................... 204,000    593,201
    Sumitomo Precision Products Co., Ltd...............  13,000     55,561
    Sumitomo Real Estate Sales Co., Ltd................   2,080     49,198
    Sumitomo Riko Co, Ltd..............................  19,000    154,893
    Sumitomo Rubber Industries, Ltd....................  15,200    236,367
    Sumitomo Seika Chemicals Co., Ltd..................  22,000    155,885
    Sumitomo Warehouse Co., Ltd. (The).................  70,000    391,806
#   Sun Frontier Fudousan Co., Ltd.....................   4,000     31,087
    Sun-Wa Technos Corp................................   6,200     63,481
    Sundrug Co., Ltd...................................   1,600     67,915
    Suruga Bank, Ltd...................................  13,000    244,085
    Suzuken Co., Ltd...................................  21,300    600,073
    Suzuki Motor Corp..................................  12,400    392,090
#*  SWCC Showa Holdings Co., Ltd....................... 134,000    112,039
    Sysmex Corp........................................   4,600    205,561
    Systena Corp.......................................   5,500     39,776
    T Hasegawa Co., Ltd................................   7,300    105,445
    T RAD Co., Ltd.....................................  36,000     73,383
    T&D Holdings, Inc..................................  88,700    998,903
#   T&K Toka Co., Ltd..................................   4,200     79,610
    T-Gaia Corp........................................   4,100     44,539
#   Tabuchi Electric Co., Ltd..........................   8,000     71,099
#   Tachi-S Co., Ltd...................................  14,600    212,697
    Tachibana Eletech Co., Ltd.........................   5,600     77,357
    Tadano, Ltd........................................  22,000    264,788
    Taiheiyo Cement Corp...............................  71,000    208,339
    Taiheiyo Kouhatsu, Inc.............................  17,000     13,968
    Taiho Kogyo Co., Ltd...............................   7,600     84,508
#   Taikisha, Ltd......................................   8,400    199,826
    Taiko Bank, Ltd. (The).............................   5,000      9,399
    Taiko Pharmaceutical Co., Ltd......................   6,100     93,874
    Taisei Corp........................................  34,000    197,217
    Taiyo Holdings Co., Ltd............................   3,500    127,228
    Taiyo Yuden Co., Ltd...............................  45,400    563,365
    Takagi Securities Co., Ltd.........................  39,000     79,175
    Takamatsu Construction Group Co., Ltd..............   1,600     33,031
#   Takaoka Toko Co., Ltd..............................   3,664     54,265
#   Takara Holdings, Inc...............................  26,600    169,671
    Takara Leben Co., Ltd..............................  38,200    199,269
    Takara Standard Co., Ltd...........................  44,000    334,834
    Takasago International Corp........................  32,000    159,147
    Takasago Thermal Engineering Co., Ltd..............  24,800    311,122
    Takashima & Co., Ltd...............................  26,000     53,816
    Takashimaya Co., Ltd...............................  91,000    798,169
#   Takata Corp........................................  12,400    144,624
    Take And Give Needs Co., Ltd.......................   4,270     34,815
    Takeda Pharmaceutical Co., Ltd.....................  11,800    589,520
    Takeei Corp........................................   8,500     65,638

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
#   Takeuchi Manufacturing Co., Ltd....................   4,800 $  176,051
    Takihyo Co., Ltd...................................   8,000     28,101
    Takiron Co., Ltd...................................  19,000     84,309
#   Takisawa Machine Tool Co., Ltd.....................  23,000     41,255
    Takuma Co., Ltd....................................  32,000    225,571
#   Tama Home Co., Ltd.................................   7,300     33,003
#   Tamron Co., Ltd....................................   8,000    156,258
    Tamura Corp........................................  20,000     67,290
#   Tanseisha Co., Ltd.................................   9,100     62,274
#   Tatsuta Electric Wire and Cable Co., Ltd...........  23,800     99,220
    Tayca Corp.........................................  12,000     42,818
    TBK Co., Ltd.......................................   9,000     46,734
    TDK Corp...........................................  21,900  1,364,843
#*  Teac Corp..........................................  23,000     11,275
    Teijin, Ltd........................................ 362,000  1,078,342
    Teikoku Electric Manufacturing Co., Ltd............   5,200     54,073
    Teikoku Tsushin Kogyo Co., Ltd.....................   9,000     17,140
    Terumo Corp........................................   9,300    230,630
    THK Co., Ltd.......................................  11,900    288,997
    Toa Corp.(6894434).................................   5,700     57,204
    Toa Corp.(6894508).................................  95,000    161,616
#   Toa Oil Co., Ltd...................................  44,000     54,269
    TOA ROAD Corp......................................  27,000     98,967
#   Toabo Corp.........................................  38,000     24,511
    Toagosei Co., Ltd.................................. 105,000    419,713
#*  Tobishima Corp.....................................  19,900     43,407
#   Tobu Store Co., Ltd................................   1,000      2,388
    TOC Co., Ltd.......................................  19,300    117,323
    Tocalo Co., Ltd....................................   8,100    136,361
    Tochigi Bank, Ltd. (The)...........................  41,000    189,331
    Toda Corp..........................................  82,000    293,260
#*  Toda Kogyo Corp....................................  21,000     89,140
    Toei Animation Co., Ltd............................     900     30,851
    Toei Co., Ltd......................................  34,000    196,918
    Toenec Corp........................................  15,000     74,707
    Toho Bank, Ltd. (The)..............................  85,000    298,460
    Toho Co., Ltd.(6895200)............................   2,800     63,356
    Toho Co., Ltd.(6895211)............................  15,000     55,557
    Toho Gas Co., Ltd..................................  20,000    108,676
#   Toho Holdings Co., Ltd.............................  22,200    309,204
#*  Toho Titanium Co., Ltd.............................  11,400     80,518
    Toho Zinc Co., Ltd.................................  71,000    222,869
    Tohoku Bank, Ltd. (The)............................  23,000     30,399
    Tohto Suisan Co., Ltd..............................  16,000     26,297
    Tokai Carbon Co., Ltd.............................. 101,000    291,012
    Tokai Corp/Gifu....................................   2,400     74,593
    TOKAI Holdings Corp................................  24,100    108,583
    Tokai Lease Co., Ltd...............................   5,000      9,037
    Tokai Rika Co., Ltd................................  25,900    533,333
    Token Corp.........................................   3,320    137,600
    Tokio Marine Holdings, Inc.........................  31,716  1,107,275
#   Toko, Inc..........................................   9,000     23,970
    Tokushu Tokai Paper Co., Ltd.......................  37,000     91,248

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
#   Tokuyama Corp...................................... 117,000 $259,902
    Tokyo Dome Corp....................................  79,000  365,397
#   Tokyo Electron Device, Ltd.........................   3,700   47,861
    Tokyo Electron, Ltd................................   6,300  440,957
    Tokyo Energy & Systems, Inc........................   9,000   64,375
#   Tokyo Keiki, Inc...................................  33,000   78,915
*   Tokyo Kikai Seisakusho, Ltd........................  20,000   12,536
#   Tokyo Rakutenchi Co., Ltd..........................   7,000   29,646
*   Tokyo Rope Manufacturing Co., Ltd..................  50,000   93,789
    Tokyo Seimitsu Co., Ltd............................  11,300  229,795
    Tokyo Steel Manufacturing Co., Ltd.................  44,000  330,636
    Tokyo Tatemono Co., Ltd............................  43,000  290,300
    Tokyo Tekko Co., Ltd...............................  21,000  104,778
    Tokyo Theatres Co., Inc............................  43,000   51,780
#*  Tokyo TY Financial Group, Inc......................   8,687  248,662
#   Tokyu Construction Co., Ltd........................  34,930  176,465
    Tokyu Fudosan Holdings Corp........................  54,082  335,204
    Tokyu Recreation Co., Ltd..........................   3,853   22,055
    Toli Corp..........................................  14,000   29,141
    Tomato Bank, Ltd...................................  22,000   32,825
    Tomoe Corp.........................................  12,000   43,734
    Tomoe Engineering Co., Ltd.........................   3,000   42,756
    Tomoku Co., Ltd....................................  29,000   69,468
    TOMONY Holdings, Inc...............................  71,500  308,687
#   Tomy Co., Ltd......................................  32,400  179,476
    Tonami Holdings Co., Ltd...........................  16,000   56,419
    Topcon Corp........................................   3,000   59,446
    Toppan Forms Co., Ltd..............................  28,000  290,926
    Toppan Printing Co., Ltd...........................  86,000  574,485
    Topre Corp.........................................  19,800  272,304
    Topy Industries, Ltd...............................  60,000  135,130
    Toray Industries, Inc..............................  60,000  511,085
#   Toridoll.corp......................................   3,900   56,599
    Torigoe Co., Ltd. (The)............................     300    1,816
#   Torishima Pump Manufacturing Co., Ltd..............   9,500   69,812
#   Tosei Corp.........................................  17,500  106,849
    Toshiba Corp.......................................  70,000  279,901
    Toshiba Machine Co., Ltd...........................  60,000  230,086
    Toshiba Plant Systems & Services Corp..............   8,000  122,622
    Toshiba TEC Corp...................................  43,000  265,256
    Tosho Co., Ltd.....................................   1,800   45,395
#   Tosho Printing Co., Ltd............................  11,000   30,022
    Tosoh Corp......................................... 144,000  776,283
    Totetsu Kogyo Co., Ltd.............................   6,270  149,654
    TOTO, Ltd..........................................  15,000  165,590
    Tottori Bank, Ltd. (The)...........................   8,000   15,833
    Towa Bank, Ltd. (The).............................. 109,000   89,492
    Towa Corp..........................................  16,500  100,562
    Towa Pharmaceutical Co., Ltd.......................   3,700  168,303
    Toyo Construction Co., Ltd.........................  29,900  143,251
    Toyo Denki Seizo - Toyo Electric Manufacturing
      Co., Ltd.........................................  18,000   65,049
#   Toyo Engineering Corp..............................  36,000  121,326
    Toyo Ink SC Holdings Co., Ltd...................... 104,000  486,813

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
#   Toyo Kanetsu K.K...................................  55,000 $  112,315
    Toyo Kohan Co., Ltd................................  29,000    148,852
    Toyo Machinery & Metal Co., Ltd....................   7,900     30,543
    Toyo Securities Co., Ltd...........................  40,000    117,216
    Toyo Seikan Group Holdings, Ltd....................  45,400    582,488
    Toyo Sugar Refining Co., Ltd.......................   8,000      6,860
    Toyo Suisan Kaisha, Ltd............................   7,000    246,267
#   Toyo Tanso Co., Ltd................................   5,500     88,201
    Toyo Tire & Rubber Co., Ltd........................  27,500    619,399
    Toyo Wharf & Warehouse Co., Ltd....................  37,000     62,725
    Toyobo Co., Ltd.................................... 476,000    640,190
    Toyoda Gosei Co., Ltd..............................  30,300    667,494
#   Toyota Boshoku Corp................................  15,100    199,334
    Toyota Motor Corp..................................  32,980  2,126,251
#   Toyota Motor Corp. Sponsored ADR...................  20,242  2,608,182
    Toyota Tsusho Corp.................................  50,900  1,205,441
    TPR Co., Ltd.......................................   9,900    250,522
    Trancom Co., Ltd...................................   2,000     85,768
    Transcosmos, Inc...................................   3,900     68,274
*   Trend Micro, Inc...................................   4,200    118,613
    Trusco Nakayama Corp...............................   9,200    245,018
    TS Tech Co., Ltd...................................  21,300    536,653
    TSI Holdings Co., Ltd..............................  17,105     97,782
    Tsubakimoto Chain Co...............................  57,000    458,929
    Tsubakimoto Kogyo Co., Ltd.........................   2,000      5,143
#*  Tsudakoma Corp.....................................  40,000     52,813
#   Tsugami Corp.......................................  28,000    159,940
#   Tsukada Global Holdings, Inc.......................   4,800     29,476
    Tsukamoto Corp. Co., Ltd...........................   3,000      3,483
    Tsukishima Kikai Co., Ltd..........................  10,500    113,378
    Tsukuba Bank, Ltd..................................  41,600    121,441
    Tsukui Corp........................................   6,500     60,076
#   Tsumura & Co.......................................  12,800    291,276
    Tsuruha Holdings, Inc..............................   2,600    174,709
    Tsurumi Manufacturing Co., Ltd.....................   4,000     66,794
#   Tyo, Inc...........................................  21,600     31,820
#   UACJ Corp.......................................... 128,067    314,531
    Ube Industries, Ltd................................ 448,200    671,249
    Uchida Yoko Co., Ltd...............................  31,000     96,668
    Uchiyama Holdings Co., Ltd.........................   2,300     11,789
    Ueki Corp..........................................   3,000      6,795
    UKC Holdings Corp..................................   4,500     69,109
*   Ulvac, Inc.........................................  21,300    305,090
    Uniden Corp........................................  28,000     52,963
    Union Tool Co......................................   4,700    131,250
    Unipres Corp.......................................  20,400    354,874
    United Arrows, Ltd.................................   4,500    127,904
*   Unitika, Ltd....................................... 246,000    114,501
#   Universal Entertainment Corp.......................   6,900    116,663
#   UNY Group Holdings Co., Ltd........................ 117,800    677,770
#*  Usen Corp..........................................  28,780     75,432
#   Ushio, Inc.........................................  47,600    551,452
    USS Co., Ltd.......................................   4,000     62,754

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
#   UT Holdings Co., Ltd...............................  10,900 $ 44,536
    Utoc Corp..........................................   5,500   28,274
    Valor Co., Ltd.....................................  15,500  292,381
    Village Vanguard Co., Ltd..........................   1,800   21,378
    Vital KSK Holdings, Inc............................  13,800  106,010
#   Vitec Co., Ltd.....................................   2,400   19,826
    VT Holdings Co., Ltd...............................  27,500  110,673
    Wacoal Holdings Corp...............................  42,000  416,300
#   Wacom Co., Ltd.....................................  41,000  173,231
    Wakachiku Construction Co., Ltd....................  34,000   58,195
    Wakita & Co., Ltd..................................  16,000  151,654
    Warabeya Nichiyo Co., Ltd..........................   5,800   97,032
*   Watabe Wedding Corp................................   1,400    5,978
#   WATAMI Co., Ltd....................................   8,100   80,176
    Weathernews, Inc...................................   1,700   43,063
    Welcia Holdings Co., Ltd...........................   3,200  117,789
#   West Holdings Corp.................................   3,000   23,768
    Wood One Co., Ltd..................................   6,000   13,860
    Wowow, Inc.........................................   2,200   94,898
    Xebio Co., Ltd.....................................  14,200  219,800
    Yahagi Construction Co., Ltd.......................  10,900   81,164
    Yaizu Suisankagaku Industry Co., Ltd...............     100      875
    Yakult Honsha Co., Ltd.............................   1,700  102,962
    YAMABIKO Corp......................................   2,600  111,896
#   Yamada Denki Co., Ltd.............................. 245,900  913,551
#   Yamagata Bank, Ltd. (The)..........................  71,000  299,662
    Yamaguchi Financial Group, Inc.....................  61,000  634,642
    Yamaha Corp........................................  26,500  385,916
    Yamaha Motor Co., Ltd..............................  16,700  366,271
    Yamaichi Electronics Co., Ltd......................   6,700   46,607
    Yamanashi Chuo Bank, Ltd. (The)....................  75,000  299,522
    Yamatane Corp......................................  52,000   76,984
    Yamato Holdings Co., Ltd...........................   9,500  214,856
    Yamato Kogyo Co., Ltd..............................  11,100  285,668
#   Yamaya Corp........................................   2,000   26,283
    Yamazaki Baking Co., Ltd...........................  33,000  485,860
    Yamazen Corp.......................................  14,100   99,121
    Yaoko Co., Ltd.....................................   1,900  123,518
    Yashima Denki Co., Ltd.............................   2,000    9,556
#   Yaskawa Electric Corp..............................  11,700  149,573
    Yasuda Logistics Corp..............................   8,900   77,940
    Yellow Hat, Ltd....................................   6,700  131,057
    Yokogawa Bridge Holdings Corp......................  14,900  166,921
    Yokogawa Electric Corp.............................  16,000  167,514
    Yokohama Reito Co., Ltd............................  21,400  148,443
    Yokohama Rubber Co., Ltd. (The)....................  53,000  498,622
    Yokowo Co., Ltd....................................   5,100   27,612
#   Yomiuri Land Co., Ltd..............................  25,000   99,870
    Yondenko Corp......................................   8,000   30,773
    Yondoshi Holdings, Inc.............................   8,800  134,792
    Yonekyu Corp.......................................     900   14,003
#   Yonex Co., Ltd.....................................   3,600   36,262
    Yorozu Corp........................................   7,900  152,983

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- ------------
JAPAN -- (Continued)
#   Yoshinoya Holdings Co., Ltd........................  10,200 $    115,508
    Yuasa Trading Co., Ltd.............................   5,600      115,233
    Yuken Kogyo Co., Ltd...............................  12,000       24,895
#   Yumeshin Holdings Co., Ltd.........................   8,500       53,971
    Yurtec Corp........................................  21,000      141,957
    Yusen Logistics Co., Ltd...........................   9,200      110,154
    Yushiro Chemical Industry Co., Ltd.................   3,800       59,148
    Yutaka Giken Co., Ltd..............................     600       12,524
    Zappallas, Inc.....................................   5,000       28,037
#   Zenrin Co., Ltd....................................  11,600      149,244
#   Zensho Holdings Co., Ltd...........................  29,400      265,825
    Zeon Corp..........................................  41,000      418,681
    ZERIA Pharmaceutical Co., Ltd......................   6,000       97,130
    Zojirushi Corp.....................................   2,000       13,377
#   Zuiko Corp.........................................     800       31,559
                                                                ------------
TOTAL JAPAN............................................          301,797,487
                                                                ------------
NETHERLANDS -- (2.3%)
    Aalberts Industries NV.............................  45,268    1,303,749
    Accell Group.......................................   8,631      131,666
    Aegon NV(007924103)................................   8,052       57,491
    Aegon NV(5927375).................................. 267,671    1,907,655
*   AFC Ajax NV........................................      70          722
    Akzo Nobel NV......................................  21,497    1,548,670
*   AMG Advanced Metallurgical Group NV................  16,899      126,180
    Amsterdam Commodities NV...........................   6,034      143,850
#*  APERAM SA..........................................  26,596      690,420
    Arcadis NV.........................................  18,240      552,039
#   ArcelorMittal(B295F26)............................. 148,551    1,432,032
    ArcelorMittal(B03XPL1).............................  45,105      430,919
#   ASM International NV...............................  17,985      733,805
#   ASML Holding NV....................................   8,314      864,123
*   Ballast Nedam NV...................................     796        2,623
    BE Semiconductor Industries NV.....................  16,216      329,124
    Beter Bed Holding NV...............................   4,493       88,122
    BinckBank NV.......................................  34,372      282,334
    Boskalis Westminster NV............................  18,878      834,568
    Brunel International NV............................   7,374      119,643
    Corbion NV.........................................  28,080      465,164
    Delta Lloyd NV.....................................  93,699    1,770,319
    Exact Holding NV...................................   2,960      106,058
    Fugro NV...........................................  16,155      350,324
#*  Galapagos NV.......................................  11,191      228,876
#   Gemalto NV.........................................   6,446      466,738
*   Grontmij...........................................  30,380      121,804
#   Heijmans NV........................................  11,669      111,564
    Heineken NV........................................   3,944      294,334
    Hunter Douglas NV..................................     297       11,988
*   ING Groep NV....................................... 131,444    1,634,165
#*  ING Groep NV Sponsored ADR.........................  61,975      770,969
    KAS Bank NV........................................   6,993       80,666
    Kendrion NV........................................   7,641      208,973
    Koninklijke Ahold NV...............................  78,576    1,418,176

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
NETHERLANDS -- (Continued)
    Koninklijke BAM Groep NV...........................  99,953 $   300,001
    Koninklijke DSM NV.................................  19,433   1,030,742
    Koninklijke KPN NV................................. 288,460     890,297
    Koninklijke Philips NV(500472303)..................  45,049   1,242,902
    Koninklijke Philips NV(5986622)....................  28,754     792,888
#   Koninklijke Ten Cate NV............................  14,290     316,607
    Koninklijke Vopak NV...............................   6,178     344,531
*   Macintosh Retail Group NV..........................   5,853      16,387
*   Mota-Engil Africa NV...............................   1,982      13,819
    Nutreco NV.........................................  21,370   1,088,282
#*  Ordina NV..........................................  41,768      67,137
*   PostNL NV..........................................  97,636     353,177
    Randstad Holding NV................................  21,215   1,115,145
    Reed Elsevier NV...................................  29,425     719,398
    Reed Elsevier NV Sponsored ADR.....................   1,500      73,170
#*  Royal Imtech NV....................................  17,912      82,603
*   SBM Offshore NV....................................  75,150     819,913
    Sligro Food Group NV...............................   9,144     348,869
#*  SNS Reaal NV.......................................  28,066          --
*   Telegraaf Media Groep NV...........................   7,861      50,611
    TKH Group NV.......................................  17,857     555,234
    TNT Express NV..................................... 136,232     891,002
*   TomTom NV..........................................  74,157     487,288
    USG People NV......................................  27,256     314,115
    Van Lanschot NV....................................     664      13,137
    Wessanen...........................................  34,146     218,037
    Wolters Kluwer NV..................................  45,922   1,371,820
                                                                -----------
TOTAL NETHERLANDS......................................          33,136,965
                                                                -----------
NEW ZEALAND -- (0.5%)
#*  a2 Milk Co., Ltd...................................  20,758       8,115
    Air New Zealand, Ltd............................... 232,153     439,206
#   Auckland International Airport, Ltd................ 204,416     661,134
#*  Chorus, Ltd........................................  79,615     153,020
*   Chorus, Ltd. ADR...................................     462       4,366
    Contact Energy, Ltd................................ 130,539     669,950
#   Ebos Group, Ltd....................................  14,860     101,996
    Fisher & Paykel Healthcare Corp., Ltd.............. 112,595     507,714
    Fletcher Building, Ltd.(6341606)...................  44,580     270,813
#   Fletcher Building, Ltd.(6341617)...................   3,803      23,021
    Freightways, Ltd...................................  44,501     193,248
    Hallenstein Glasson Holdings, Ltd..................   5,478      13,361
    Heartland New Zealand, Ltd......................... 106,802     102,588
    Infratil, Ltd......................................  95,241     218,662
#   Kathmandu Holdings, Ltd............................  26,036      38,083
    Mainfreight, Ltd...................................  24,972     290,357
#   Metlifecare, Ltd...................................  32,576     113,599
    New Zealand Oil & Gas, Ltd.........................  66,437      30,995
*   New Zealand Refining Co., Ltd. (The)...............  14,184      26,170
    Nuplex Industries, Ltd.............................  52,978     114,781
    NZX, Ltd...........................................  45,203      39,761
    PGG Wrightson, Ltd.................................  41,016      14,440
*   Pike River Coal, Ltd...............................  12,312          --

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
NEW ZEALAND -- (Continued)
    Port of Tauranga, Ltd..............................  13,291 $  171,399
#   Restaurant Brands New Zealand, Ltd.................  16,668     46,061
    Ryman Healthcare, Ltd..............................  41,080    245,912
    Skellerup Holdings, Ltd............................  21,549     20,502
    Sky Network Television, Ltd........................  94,662    416,230
    SKYCITY Entertainment Group, Ltd................... 170,702    486,995
    Spark New Zealand, Ltd............................. 288,742    691,883
    Summerset Group Holdings, Ltd......................  11,423     25,741
    Tower, Ltd.........................................  35,470     58,248
#   Trade Me Group, Ltd................................  74,674    196,831
#   TrustPower, Ltd....................................   8,621     52,489
    Vector, Ltd........................................  27,832     59,725
    Warehouse Group, Ltd. (The)........................  38,816     80,287
*   Xero, Ltd..........................................   5,512     62,218
                                                                ----------
TOTAL NEW ZEALAND......................................          6,649,901
                                                                ----------
NORWAY -- (0.8%)
#   ABG Sundal Collier Holding ASA.....................  78,760     48,787
#   Akastor ASA........................................  11,359     27,927
    Aker ASA Class A...................................   4,406     94,106
*   Aker Solutions ASA.................................  11,359     55,453
    American Shipping ASA..............................  10,283     39,708
#*  Archer, Ltd........................................ 144,921     57,499
    Atea ASA...........................................  20,732    230,285
    Austevoll Seafood ASA..............................  45,023    262,936
    Bakkafrost P/F.....................................   8,668    180,080
    Bonheur ASA........................................   5,168     48,019
    BW Offshore, Ltd................................... 193,828    186,395
    Deep Sea Supply P.L.C..............................  74,823     39,330
#*  Det Norske Oljeselskap ASA.........................  22,841     95,439
    DNB ASA............................................  47,888    693,830
#*  DNO ASA............................................  82,820    182,475
#*  DOF ASA............................................  11,186     15,232
*   Dolphin Group A.S..................................  69,552     24,328
    Ekornes ASA........................................   3,570     44,479
#*  Electromagnetic GeoServices........................  83,165     43,392
    Eltek ASA..........................................  60,839     90,815
    Evry ASA...........................................  20,232     41,943
    Farstad Shipping ASA...............................   4,288     20,278
#   Fred Olsen Energy ASA..............................   2,543     21,312
#*  Frontline, Ltd.....................................  10,435     24,852
    Ganger Rolf ASA....................................   2,279     20,583
    Gjensidige Forsikring ASA..........................   7,127    120,150
    Golar LNG, Ltd.....................................   3,400     96,424
#   Golden Ocean Group, Ltd............................ 119,371     73,793
*   Grieg Seafood ASA..................................   7,041     25,469
#   Hexagon Composites ASA.............................  16,342     39,913
*   Hoegh LNG Holdings, Ltd............................   6,093     59,928
*   Kongsberg Automotive ASA........................... 284,481    223,657
    Kongsberg Gruppen ASA..............................   2,267     38,338
    Kvaerner ASA....................................... 106,500    124,008
    Leroey Seafood Group ASA...........................   6,817    239,016
    Marine Harvest ASA.................................  30,024    392,765

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
NORWAY -- (Continued)
#*  Nordic Semiconductor ASA...........................     16,465 $   113,708
    Norsk Hydro ASA....................................    170,838   1,003,970
*   Norske Skogindustrier ASA..........................    103,385      94,640
    Northern Offshore, Ltd.............................     31,223      12,547
#*  Norwegian Air Shuttle ASA..........................      5,505     216,251
*   Odfjell SE Class A.................................      5,645      15,807
#   Opera Software ASA.................................     14,495     192,020
    Orkla ASA..........................................     50,392     371,381
*   Panoro Energy ASA..................................    147,239      25,701
#   Petroleum Geo-Services ASA.........................     81,234     441,693
    Prosafe SE.........................................     66,258     176,897
*   Q-Free ASA.........................................      3,734       4,395
#*  REC Silicon ASA....................................  1,070,417     228,588
*   REC Solar ASA......................................     13,235     173,955
    Salmar ASA.........................................     11,015     170,050
    Schibsted ASA......................................      1,854     119,430
#   Seadrill, Ltd......................................     26,541     285,050
#*  Sevan Drilling A.S.................................    134,138      11,787
#   Sevan Marine ASA...................................     11,522      29,082
    Siem Offshore, Inc.................................     39,709      11,102
    Solstad Offshore ASA...............................      2,300      18,481
*   Songa Offshore.....................................    137,830      27,350
    SpareBank 1 SMN....................................     24,245     171,836
    SpareBank 1 SR Bank ASA............................     45,336     284,689
    Statoil ASA........................................     81,299   1,361,456
#   Statoil ASA Sponsored ADR..........................     12,080     202,944
    Stolt-Nielsen, Ltd.................................      8,145     128,602
*   Storebrand ASA.....................................    127,625     385,808
    Subsea 7 SA........................................     38,053     323,699
    TGS Nopec Geophysical Co. ASA......................      6,191     143,604
    Tomra Systems ASA..................................     35,644     286,377
    Veidekke ASA.......................................     17,699     182,940
    Wilh Wilhelmsen ASA................................     12,175      68,009
    Wilh Wilhelmsen Holding ASA Class A................      4,583      88,884
    Yara International ASA.............................      6,974     363,083
                                                                   -----------
TOTAL NORWAY...........................................             11,758,760
                                                                   -----------
PORTUGAL -- (0.3%)
    Altri SGPS SA......................................     51,633     178,849
#*  Banco BPI SA.......................................    148,057     138,938
#*  Banco Comercial Portugues SA....................... 12,555,676     884,247
*   Banco Espirito Santo SA............................    712,067          --
    EDP Renovaveis SA..................................     77,207     516,093
    Galp Energia SGPS SA...............................     43,553     460,111
    Jeronimo Martins SGPS SA...........................     12,685     136,444
    Mota-Engil SGPS SA.................................     34,788     106,372
    NOS SGPS...........................................     46,514     295,277
    Portucel SA........................................     73,838     297,878
#   Portugal Telecom SGPS SA...........................    122,225      85,189
    REN - Redes Energeticas Nacionais SGPS SA..........     32,255      91,470
    Semapa-Sociedade de Investimento e Gestao..........     34,892     408,472
*   Sonae Capital SGPS SA..............................     41,822      13,582
*   Sonae Industria SGPS SA............................  1,317,214       9,623

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
PORTUGAL -- (Continued)
    Sonae SGPS SA......................................   445,599 $  583,382
    Teixeira Duarte SA.................................    31,098     24,743
                                                                  ----------
TOTAL PORTUGAL.........................................            4,230,670
                                                                  ----------
RUSSIA -- (0.0%)
*   Exillon Energy P.L.C...............................    17,069     32,057
                                                                  ----------
SINGAPORE -- (1.4%)
*   Abterra, Ltd.......................................    40,000     16,315
    Amara Holdings, Ltd................................    90,000     35,792
    Amtek Engineering, Ltd.............................    16,000      7,381
    ASL Marine Holdings, Ltd...........................    74,200     23,411
#*  Ausgroup, Ltd......................................   435,061     96,464
    Banyan Tree Holdings, Ltd..........................    84,000     32,537
#*  Biosensors International Group, Ltd................   581,000    276,686
    Bonvests Holdings, Ltd.............................    30,000     30,343
    Boustead Singapore, Ltd............................    75,949    100,989
#   Breadtalk Group, Ltd...............................    64,000     71,462
    Bukit Sembawang Estates, Ltd.......................    29,000    114,061
    Bund Center Investment, Ltd........................    88,000     12,885
    CapitaLand, Ltd....................................   389,101    998,656
#   Centurion Corp., Ltd...............................   104,000     45,519
    CH Offshore, Ltd...................................   155,000     56,716
    China Aviation Oil Singapore Corp., Ltd............    64,800     33,885
#   China Merchants Holdings Pacific, Ltd..............    66,000     47,824
    Chip Eng Seng Corp., Ltd...........................   245,000    164,230
    City Developments, Ltd.............................    39,000    289,067
#   Cityspring Infrastructure Trust....................    84,000     33,815
    ComfortDelGro Corp., Ltd...........................    91,000    192,966
    Cosco Corp. Singapore, Ltd.........................   615,000    245,535
    CSE Global, Ltd....................................   336,000    145,116
    CWT, Ltd...........................................   131,000    162,671
    DBS Group Holdings, Ltd............................    86,433  1,260,160
#*  Del Monte Pacific, Ltd.............................   120,000     41,224
*   Delong Holdings, Ltd...............................    33,000      5,435
#   Dyna-Mac Holdings, Ltd.............................   230,000     58,752
    Elec & Eltek International Co., Ltd................    14,000     17,402
    Eu Yan Sang International, Ltd.....................    20,000     11,484
#   Ezion Holdings, Ltd................................   461,880    433,041
#   Ezra Holdings, Ltd.................................   409,760    160,235
    Falcon Energy Group, Ltd...........................   203,000     41,194
    Far East Orchard, Ltd..............................    55,984     69,844
    First Resources, Ltd...............................    84,000    115,376
    FJ Benjamin Holdings, Ltd..........................    75,000      8,919
    Fragrance Group, Ltd...............................   222,000     36,942
*   Gallant Venture, Ltd...............................    51,000      9,201
#   Genting Hong Kong, Ltd.............................   400,000    145,133
    Genting Singapore P.L.C............................   185,000    147,503
#*  Geo Energy Resources, Ltd..........................   196,000     29,616
    Global Premium Hotels, Ltd.........................     9,279      2,432
    GMG Global, Ltd.................................... 1,285,000     60,577
    Golden Agri-Resources, Ltd......................... 1,156,000    358,595
    Great Eastern Holdings, Ltd........................     3,000     53,618

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
SINGAPORE -- (Continued)
#   GuocoLand, Ltd.....................................  65,333 $ 86,737
    GuocoLeisure, Ltd.................................. 109,000   76,801
*   Healthway Medical Corp., Ltd....................... 184,125    6,236
    HG Metal Manufacturing, Ltd........................ 123,000    6,108
    Hi-P International, Ltd............................  76,000   39,637
    Hiap Hoe, Ltd......................................  39,000   23,864
    Ho Bee Land, Ltd...................................  94,000  143,775
    Hong Fok Corp., Ltd................................ 144,800   97,169
    Hong Leong Asia, Ltd...............................  49,000   52,176
    Hotel Grand Central, Ltd...........................   6,335    6,181
    Hour Glass, Ltd. (The)............................. 108,000   58,504
    HTL International Holdings, Ltd....................  41,000    8,042
    Hutchison Port Holdings Trust...................... 570,000  406,443
    Hwa Hong Corp., Ltd................................  21,000    5,272
#   Hyflux, Ltd........................................ 149,500  105,188
    Indofood Agri Resources, Ltd....................... 289,000  151,095
    InnoTek, Ltd.......................................  37,000    6,984
*   Interra Resources, Ltd............................. 125,000   15,191
    IPC Corp., Ltd..................................... 238,000   26,867
#   ISDN Holdings, Ltd.................................  38,000    5,886
    Jardine Cycle & Carriage, Ltd......................   4,000  124,849
*   Jiutian Chemical Group, Ltd........................ 980,000   44,706
    k1 Ventures, Ltd................................... 393,000   54,218
    Keppel Corp., Ltd..................................  25,000  160,564
    Keppel Land, Ltd................................... 221,390  742,423
    Koh Brothers Group, Ltd............................ 175,000   40,110
#   KSH Holdings, Ltd..................................  51,000   19,395
    LCD Global Investments, Ltd........................ 128,000   32,830
*   Li Heng Chemical Fibre Technologies, Ltd........... 115,000   10,019
    Lian Beng Group, Ltd............................... 252,000  117,128
*   Linc Energy, Ltd...................................  69,583   29,857
#*  LionGold Corp., Ltd................................ 258,000    3,624
    Low Keng Huat Singapore, Ltd.......................  78,000   42,362
    M1, Ltd............................................  23,000   63,595
    Marco Polo Marine, Ltd.............................  39,000    8,054
    Mermaid Maritime PCL............................... 262,000   57,926
#   Midas Holdings, Ltd................................ 587,000  146,885
#   Nam Cheong, Ltd.................................... 600,000  138,762
#*  Neptune Orient Lines, Ltd.......................... 496,250  369,881
    Noble Group, Ltd................................... 901,700  705,350
#   Olam International, Ltd............................ 127,000  184,898
#   OSIM International, Ltd............................  76,000  108,715
    Otto Marine, Ltd................................... 693,000   21,351
    OUE Hospitality Trust..............................  21,167   14,631
#   OUE, Ltd........................................... 127,000  206,250
    Oversea-Chinese Banking Corp., Ltd.................  74,544  571,764
    Oxley Holdings, Ltd................................ 118,000   44,367
    Pan-United Corp., Ltd..............................  47,000   30,244
    Penguin International, Ltd......................... 209,000   35,442
    Petra Foods, Ltd...................................  15,000   44,223
    Popular Holdings, Ltd.............................. 116,000   26,576
    QAF, Ltd...........................................  93,636   69,380
    Raffles Education Corp., Ltd....................... 497,420  121,451

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SINGAPORE -- (Continued)
    Raffles Medical Group, Ltd.........................  44,209 $   129,591
    Rotary Engineering, Ltd............................ 130,000      53,304
    SATS, Ltd..........................................  85,380     186,613
    SembCorp Industries, Ltd...........................  64,000     203,516
#   SembCorp Marine, Ltd...............................  61,000     134,987
    Sheng Siong Group, Ltd............................. 168,000      89,871
    SHS Holdings, Ltd.................................. 195,000      36,637
#   SIA Engineering Co., Ltd...........................  11,000      35,419
    Sim Lian Group, Ltd................................  51,000      33,328
    Sinarmas Land, Ltd................................. 570,000     273,117
    Singapore Airlines, Ltd............................  98,000     915,371
    Singapore Exchange, Ltd............................  36,000     206,529
    Singapore Post, Ltd................................ 144,000     227,646
#   Singapore Press Holdings, Ltd......................  58,000     176,877
    Singapore Technologies Engineering, Ltd............  46,000     114,104
    Singapore Telecommunications, Ltd.................. 147,000     442,687
#*  Sino Grandness Food Industry Group, Ltd............ 175,000      65,143
    SMRT Corp., Ltd.................................... 106,000     137,018
    Stamford Land Corp., Ltd........................... 217,000      90,501
    StarHub, Ltd.......................................  20,000      61,729
    Sunningdale Tech, Ltd.............................. 519,000      76,570
*   SunVic Chemical Holdings, Ltd......................  90,000      31,528
#   Super Group, Ltd................................... 126,000     103,251
#   Swiber Holdings, Ltd............................... 325,499      45,908
#   Swissco Holdings, Ltd.............................. 133,500      45,470
    Tat Hong Holdings, Ltd............................. 172,000      93,822
    Tiong Woon Corp. Holding, Ltd...................... 136,000      23,112
    Triyards holdings, Ltd.............................  21,900       7,642
    Tuan Sing Holdings, Ltd............................ 183,531      54,843
    UMS Holdings, Ltd.................................. 207,250      78,777
    United Engineers, Ltd..............................  98,000     219,831
#   United Envirotech, Ltd............................. 116,000     139,037
    United Industrial Corp., Ltd.......................  98,975     257,714
    United Overseas Bank, Ltd..........................  50,263     859,536
    UOB-Kay Hian Holdings, Ltd.........................  88,035      98,109
    UOL Group, Ltd..................................... 127,987     681,129
    UPP Holdings, Ltd.................................. 134,000      24,657
#*  Vard Holdings, Ltd................................. 399,000     148,506
    Venture Corp., Ltd.................................  98,000     588,491
    Vibrant Group, Ltd................................. 719,863      52,589
    Wee Hur Holdings, Ltd.............................. 112,000      31,799
    Wheelock Properties Singapore, Ltd.................  10,000      13,865
    Wilmar International, Ltd..........................  93,000     220,707
    Wing Tai Holdings, Ltd............................. 251,768     340,236
    Yeo Hiap Seng, Ltd.................................  10,160      13,066
    Yongnam Holdings, Ltd.............................. 596,000      78,747
                                                                -----------
TOTAL SINGAPORE........................................          19,963,925
                                                                -----------
SPAIN -- (2.2%)
    Abengoa SA.........................................   9,660      30,856
    Abengoa SA Class B................................. 113,376     334,978
    Abertis Infraestructuras SA........................  19,638     384,555
*   Acciona SA.........................................  12,651     904,343

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SPAIN -- (Continued)
    Acerinox SA........................................  35,112 $  522,723
    ACS Actividades de Construccion y Servicios SA.....   6,875    239,109
#   Adveo Group International SA.......................   4,194     61,485
*   Almirall SA........................................  12,501    218,074
#   Amadeus IT Holding SA Class A......................  16,494    661,479
    Atresmedia Corp de Medios de Comunicacion SA.......   8,868    130,301
    Banco Bilbao Vizcaya Argentaria SA................. 240,166  2,051,583
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR...  36,297    309,250
    Banco de Sabadell SA............................... 818,941  2,069,533
*   Banco Popular......................................   1,426      6,049
    Banco Popular Espanol SA........................... 336,822  1,423,731
    Banco Santander SA................................. 526,086  3,538,491
    Banco Santander SA Sponsored ADR...................  59,814    400,159
*   Bankia SA.......................................... 269,054    351,890
    Bankinter SA....................................... 137,553    955,659
*   Baron de Ley.......................................     967     84,092
    Bolsas y Mercados Espanoles SA.....................  19,951    820,146
    CaixaBank SA....................................... 127,072    553,491
*   Caja de Ahorros del Mediterraneo...................   8,736         --
#*  Cementos Portland Valderrivas SA...................   4,951     32,851
    Cie Automotive SA..................................  11,979    172,440
    Construcciones y Auxiliar de Ferrocarriles SA......     728    244,741
    Distribuidora Internacional de Alimentacion SA.....  92,759    600,534
    Duro Felguera SA...................................  21,132     84,817
    Ebro Foods SA......................................  17,048    290,088
    Elecnor SA.........................................   6,222     57,516
    Enagas SA..........................................  22,279    705,521
    Ence Energia y Celulosa S.A........................  68,021    203,429
*   Ercros SA..........................................  29,067     13,609
    Faes Farma SA(B1PQHS6).............................  52,448    106,802
*   Faes Farma SA(BTGQBZ6).............................   1,942      3,961
    Ferrovial SA.......................................  16,146    320,318
*   Fluidra SA.........................................   6,648     22,411
#*  Fomento de Construcciones y Contratas SA...........  27,386    339,000
*   Gamesa Corp. Tecnologica SA........................  76,785    759,153
    Gas Natural SDG SA.................................  18,758    440,321
    Grifols SA.........................................   6,558    275,103
    Grupo Catalana Occidente SA........................   9,114    260,594
#*  Grupo Ezentis SA...................................  28,858     22,171
    Iberdrola SA....................................... 457,115  3,155,201
    Iberpapel Gestion SA...............................   1,034     15,237
    Indra Sistemas SA..................................  28,349    289,604
*   Inmobiliaria Colonial SA...........................  17,696     11,992
*   Jazztel P.L.C......................................  53,543    758,592
    Mapfre SA.......................................... 126,004    424,174
*   Mediaset Espana Comunicacion SA....................  44,034    536,076
    Melia Hotels International SA......................  13,052    149,925
#   Miquel y Costas & Miquel SA........................   2,868     99,384
*   NH Hotel Group SA..................................  37,401    184,652
    Obrascon Huarte Lain SA............................  10,632    245,673
    Papeles y Cartones de Europa SA....................  23,301    112,002
*   Pescanova SA.......................................   4,776         --
*   Promotora de Informaciones SA Class A.............. 230,144     61,030

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SPAIN -- (Continued)
    Prosegur Cia de Seguridad SA.......................  59,599 $   331,480
*   Realia Business SA.................................  14,616      10,064
    Red Electrica Corp. SA.............................   7,182     611,893
    Repsol SA..........................................  88,105   1,560,757
#   Repsol SA Sponsored ADR............................   9,268     164,970
*   Sacyr SA...........................................  49,406     182,715
*   Solaria Energia y Medio Ambiente SA................   8,257       6,968
    Tecnicas Reunidas SA...............................   7,005     272,406
*   Telecomunicaciones y Energia.......................  12,308      20,714
    Telefonica SA......................................  72,188   1,082,492
    Telefonica SA Sponsored ADR........................   7,389     110,170
    Tubacex SA.........................................  44,867     131,249
    Tubos Reunidos SA..................................  29,237      52,361
    Vidrala SA.........................................   5,964     296,552
    Viscofan SA........................................   9,066     524,537
*   Vocento SA.........................................     341         639
#   Zardoya Otis SA....................................  10,842     123,474
*   Zeltia SA..........................................  40,950     139,438
                                                                -----------
TOTAL SPAIN............................................          32,673,778
                                                                -----------
SWEDEN -- (2.9%)
    AAK AB.............................................   5,537     300,756
    Acando AB..........................................  34,510      55,850
    AddTech AB Class B.................................  11,132     157,153
    AF AB Class B......................................  27,148     415,890
    Alfa Laval AB......................................   9,466     175,833
#*  Arise AB...........................................   1,403       2,623
    Assa Abloy AB Class B..............................  15,042     821,503
    Avanza Bank Holding AB.............................   6,943     229,010
    Axfood AB..........................................   4,123     250,228
#   Axis Communications AB.............................  10,006     267,860
    B&B Tools AB Class B...............................  10,741     183,752
    Beijer Alma AB.....................................   7,190     173,087
    Beijer Electronics AB..............................     728       4,489
    Beijer Ref AB Class B..............................   5,568      90,467
    Betsson AB.........................................   9,315     349,075
    Bilia AB Class A...................................  10,790     327,242
    BillerudKorsnas AB.................................  70,705   1,073,264
    BioGaia AB Class B.................................   2,979      64,727
    Biotage AB.........................................  10,917      18,777
    Bjoern Borg AB.....................................   5,637      15,768
    Boliden AB......................................... 108,697   1,698,035
    Bulten AB..........................................   5,341      49,091
    Bure Equity AB.....................................  26,556     124,320
    Byggmax Group AB...................................  27,903     185,136
    Castellum AB.......................................  22,712     357,131
    Cavotec SA.........................................   1,266       4,249
    Clas Ohlson AB Class B.............................   6,555     101,353
*   Cloetta AB Class B.................................  28,812      87,260
    Concentric AB......................................  12,564     160,504
*   Concordia Maritime AB Class B......................  10,317      15,820
*   CyberCom Group AB..................................  40,014      13,405
    Dios Fastigheter AB................................   4,962      37,271

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SWEDEN -- (Continued)
    Doro AB............................................   6,042 $   31,552
    Duni AB............................................  15,309    226,323
    Electrolux AB Series B.............................  25,236    776,726
    Elekta AB Class B..................................  13,870    148,678
#*  Eniro AB...........................................  53,618     33,023
    Fabege AB..........................................  18,163    247,935
*   Fastighets AB Balder...............................   5,442     78,700
    Getinge AB Class B.................................  14,356    353,839
    Gunnebo AB.........................................  27,903    135,791
    Haldex AB..........................................  25,076    338,609
    Hexagon AB Class B.................................  15,394    487,420
    Hexpol AB..........................................   5,106    512,264
    HIQ International AB...............................  12,845     66,477
    Holmen AB Class B..................................  22,303    804,715
    Hufvudstaden AB Class A............................   2,399     31,423
    Husqvarna AB Class A...............................  16,925    118,115
    Husqvarna AB Class B............................... 103,112    716,130
    ICA Gruppen AB.....................................  20,974    805,851
    Industrial & Financial Systems Class B.............   6,123    188,526
    Indutrade AB.......................................   3,575    145,509
    Intrum Justitia AB.................................  19,495    518,793
    JM AB..............................................  27,040    890,043
    KappAhl AB.........................................  25,937    130,601
#*  Karolinska Development AB Class B..................   1,834      2,632
    Klovern AB Class A.................................   2,171      2,262
*   Klovern AB Class B.................................  21,705     21,642
    KNOW IT AB.........................................   5,593     32,875
    Kungsleden AB......................................  21,169    162,169
    Lagercrantz AB Class B.............................   3,413     59,694
*   Lindab International AB............................  29,018    240,271
    Loomis AB Class B..................................  17,254    510,519
*   Lundin Petroleum AB................................   7,830    101,579
    Meda AB Class A.................................... 118,858  1,674,004
#*  Medivir AB Class B.................................  13,312    157,797
    Mekonomen AB.......................................   8,823    207,254
    Millicom International Cellular SA.................   2,531    161,403
    Modern Times Group AB Class B......................  11,714    331,527
    MQ Holding AB......................................  13,911     60,355
#   Mycronic AB........................................  35,480    123,997
    NCC AB Class A.....................................     516     16,701
    NCC AB Class B.....................................  23,066    745,825
    Net Entertainment NE AB............................   6,716    212,796
    New Wave Group AB Class B..........................   3,843     20,335
    Nibe Industrier AB Class B.........................  18,506    470,094
    Nobia AB...........................................  43,256    374,997
    Nolato AB Class B..................................  11,530    276,672
    Nordea Bank AB..................................... 146,244  1,856,679
    Nordnet AB Class B.................................  31,007    103,920
    OEM International AB Class B.......................   1,100     14,273
#   Oriflame Cosmetics SA..............................   3,042     40,719
#*  PA Resources AB....................................   1,706        256
    Peab AB............................................  80,068    575,863
*   Pricer AB Class B..................................  45,176     41,398

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SWEDEN -- (Continued)
    Proact IT Group AB.................................   1,449 $    14,677
    Proffice AB Class B................................  15,374      37,140
#*  Qliro Group AB.....................................  13,212      25,489
#   Ratos AB Class B...................................  97,552     609,492
*   Rezidor Hotel Group AB.............................  21,677      81,372
    Saab AB Class B....................................  26,267     639,403
    Sandvik AB.........................................  61,381     644,291
#*  SAS AB.............................................  84,256     168,552
    Securitas AB Class B...............................  38,922     474,417
    Semcon AB..........................................   5,805      36,468
    Skandinaviska Enskilda Banken AB Class A........... 117,140   1,410,552
    Skanska AB Class B.................................  31,536     698,971
    SKF AB Class B.....................................  19,381     456,847
    SkiStar AB.........................................  10,926     111,657
#*  SSAB AB Class A(B17H0S8)...........................  68,211     331,259
#*  SSAB AB Class A(BPRBWK4)...........................  19,797      96,275
*   SSAB AB Class B(B17H3F6)...........................   9,157      39,408
*   SSAB AB Class B(BPRBWM6)...........................  50,538     218,591
    Svenska Cellulosa AB Class A.......................   5,303     128,036
    Svenska Cellulosa AB Class B.......................  98,155   2,365,939
    Svenska Handelsbanken AB Class A...................  24,501   1,160,219
    Svenska Handelsbanken AB Class B...................     918      42,789
    Sweco AB Class B...................................   6,755      90,157
    Swedbank AB Class A................................  42,611   1,030,796
    Swedish Match AB...................................  10,042     326,937
*   Swedish Orphan Biovitrum AB........................  34,824     365,020
    Systemair AB.......................................     819      10,003
    Tele2 AB Class B................................... 142,460   1,611,617
    Telefonaktiebolaget LM Ericsson Class A............   4,300      50,310
    Telefonaktiebolaget LM Ericsson Class B............  80,470     975,639
    TeliaSonera AB..................................... 116,098     715,368
#   TradeDoubler AB....................................   9,598      11,027
*   Transcom Worldwide AB..............................   2,321      15,850
#   Transmode AB.......................................   1,524      13,172
    Trelleborg AB Class B..............................  60,127   1,087,398
    Unibet Group P.L.C.................................   7,747     461,359
    Vitrolife AB.......................................   2,365      50,363
    Volvo AB Class A...................................  13,728     161,641
    Volvo AB Class B...................................  52,952     619,922
    Wallenstam AB Class B..............................  12,789     211,727
    Wihlborgs Fastigheter AB...........................   8,920     174,583
                                                                -----------
TOTAL SWEDEN...........................................          41,973,213
                                                                -----------
SWITZERLAND -- (6.2%)
    ABB, Ltd...........................................  67,523   1,298,211
#   ABB, Ltd. Sponsored ADR............................  16,820     321,935
    Actelion, Ltd......................................   5,976     660,112
    Adecco SA..........................................  28,523   2,130,769
    AFG Arbonia-Forster Holding AG.....................   6,902     123,816
    Allreal Holding AG.................................   5,118     804,678
    Alpiq Holding AG...................................     657      46,425
    ALSO Holding AG....................................     321      17,497
    ams AG.............................................  20,295     794,373

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SWITZERLAND -- (Continued)
    APG SGA SA.........................................     523 $  169,127
    Aryzta AG..........................................  31,599  2,368,958
    Ascom Holding AG...................................  23,493    361,837
    Autoneum Holding AG................................   2,033    340,272
    Bachem Holding AG Class B..........................     888     41,450
    Baloise Holding AG.................................  13,835  1,800,863
    Bank Coop AG.......................................   1,479     65,425
    Banque Cantonale de Geneve.........................     163     38,622
    Banque Cantonale Vaudoise..........................   1,161    677,399
    Barry Callebaut AG.................................     295    294,147
    Basler Kantonalbank................................     599     41,424
    Belimo Holding AG..................................     115    266,027
    Bell AG............................................      32     77,242
#   Berner Kantonalbank AG.............................   1,342    264,022
    Bobst Group SA.....................................   4,877    148,769
    Bossard Holding AG Class A.........................   1,974    204,400
    Bucher Industries AG...............................   3,203    785,800
    Burckhardt Compression Holding AG..................     548    169,512
    Burkhalter Holding AG..............................   1,062    112,578
    Calida Holding AG..................................   1,337     50,342
    Carlo Gavazzi Holding AG...........................      42      9,095
    Cham Paper Holding AG..............................      17      4,305
*   Charles Voegele Holding AG.........................   4,299     61,583
    Chocoladefabriken Lindt & Sprungli AG..............       3    188,985
    Cie Financiere Richemont SA........................  14,120  1,173,063
    Cie Financiere Tradition SA........................     319     14,381
    Clariant AG........................................ 151,944  2,441,173
    Coltene Holding AG.................................   2,325    157,202
    Conzzeta AG........................................      92    298,391
    Credit Suisse Group AG.............................  94,484  1,989,440
    Credit Suisse Group AG Sponsored ADR...............  15,501    326,141
    Daetwyler Holding AG...............................   1,765    210,558
    DKSH Holding AG....................................   6,591    500,344
*   Dufry AG...........................................   8,848  1,299,791
    Edmond de Rothschild Suisse SA.....................       1     15,241
    EFG International AG...............................  23,930    258,232
    Emmi AG............................................   1,421    464,051
    EMS-Chemie Holding AG..............................     439    169,588
    Energiedienst Holding AG...........................   1,258     38,293
*   Evolva Holding SA..................................   4,494      7,029
    Feintool International Holding AG..................     929     88,389
    Flughafen Zuerich AG...............................   2,436  1,658,458
    Forbo Holding AG...................................     689    666,203
    Galenica AG........................................   1,204    967,499
    GAM Holding AG.....................................  86,430  1,527,404
    Gategroup Holding AG...............................  16,260    451,295
    Geberit AG.........................................   2,072    707,887
    Georg Fischer AG...................................   2,495  1,496,178
    Givaudan SA........................................     604  1,100,986
    Gurit Holding AG...................................     216     77,305
    Helvetia Holding AG................................   3,200  1,632,292
    Holcim, Ltd........................................  28,208  1,972,102
    Huber & Suhner AG..................................   5,869    261,269

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SWITZERLAND -- (Continued)
    Implenia AG........................................   5,443 $  297,711
    Inficon Holding AG.................................     488    163,663
    Interroll Holding AG...............................     309    157,620
    Intershop Holdings AG..............................     257    103,519
    Julius Baer Group, Ltd.............................  56,140  2,284,007
    Jungfraubahn Holding AG............................      27      2,334
    Kaba Holding AG Class B............................   1,608    808,188
    Kardex AG..........................................   5,120    244,902
    Komax Holding AG...................................   2,297    345,800
    Kudelski SA........................................  22,484    257,547
    Kuehne + Nagel International AG....................   2,059    283,430
    Kuoni Reisen Holding AG............................   1,593    534,765
    LEM Holding SA.....................................     221    169,791
    Liechtensteinische Landesbank AG...................   4,097    173,576
*   LifeWatch AG.......................................   1,294     18,438
    Logitech International SA(B18ZRK2).................  46,055    677,203
#   Logitech International SA(H50430232)...............  10,511    153,566
    Lonza Group AG.....................................  20,484  2,426,047
#   Luzerner Kantonalbank AG...........................   1,263    482,911
    MCH Group AG.......................................     200     13,069
    Metall Zug AG......................................      42    102,557
#*  Meyer Burger Technology AG.........................  32,461    201,370
    Micronas Semiconductor Holding AG..................  18,141    108,394
    Mikron Holding AG..................................   4,766     34,949
*   Mobilezone Holding AG..............................   7,511     89,930
    Mobimo Holding AG..................................   3,015    696,357
    Nestle SA..........................................  92,984  7,101,277
    Novartis AG........................................  53,863  5,249,096
    Novartis AG ADR....................................  22,831  2,223,739
    OC Oerlikon Corp. AG...............................  70,031    796,576
*   Orascom Development Holding AG.....................   9,372    161,187
#*  Orell Fuessli Holding AG...........................     184     16,937
    Orior AG...........................................   2,111    123,002
    Panalpina Welttransport Holding AG.................   2,021    247,468
    Partners Group Holding AG..........................   1,132    302,946
    Phoenix Mecano AG..................................     200     89,786
    PSP Swiss Property AG..............................   1,506    155,453
    Rieter Holding AG..................................   1,736    251,790
    Romande Energie Holding SA.........................      52     54,889
    Schaffner Holding AG...............................     372    104,322
    Schindler Holding AG...............................     551     80,234
*   Schmolz + Bickenbach AG............................ 310,797    276,945
    Schweiter Technologies AG..........................     406    311,787
    SGS SA.............................................     201    381,276
    Siegfried Holding AG...............................   2,554    425,519
    Sika AG............................................     334  1,147,123
    Sonova Holding AG..................................   1,172    153,973
    St Galler Kantonalbank AG..........................     830    315,195
    Straumann Holding AG...............................   1,363    307,875
    Sulzer AG..........................................   6,928    733,538
    Swatch Group AG (The)(7184725).....................   3,636  1,446,088
    Swatch Group AG (The)(7184736).....................   1,759    129,308
    Swiss Life Holding AG..............................   9,344  2,085,146

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SWITZERLAND -- (Continued)
    Swiss Re AG........................................  49,846 $ 4,496,478
    Swisscom AG........................................   1,139     667,816
    Swissquote Group Holding SA........................   3,840      99,949
    Syngenta AG........................................   5,987   1,950,168
    Syngenta AG ADR....................................   2,693     175,260
    Tamedia AG.........................................     359      49,204
    Tecan Group AG.....................................   3,097     312,528
    Temenos Group AG...................................  16,040     488,208
#*  Tornos Holding AG..................................   2,333      10,643
    U-Blox AG..........................................   2,408     344,294
    UBS Group AG(BRJL176)..............................  68,935   1,155,423
*   UBS Group AG(H42097107)............................  92,566   1,544,001
    Valiant Holding AG.................................   5,981     488,075
    Valora Holding AG..................................   1,673     404,781
    Vaudoise Assurances Holding SA Class B.............     452     212,683
    Vetropack Holding AG...............................      68      98,694
    Vontobel Holding AG................................  11,828     395,388
    VP Bank AG.........................................   1,628     131,365
    Walliser Kantonalbank..............................      41      31,373
*   Walter Meier AG....................................     525      24,116
    Ypsomed Holding AG.................................     784      71,255
    Zehnder Group AG...................................   5,551     242,037
    Zug Estates Holding AG.............................      50      69,902
    Zuger Kantonalbank AG..............................      22     106,631
    Zurich Insurance Group AG..........................  15,572   5,163,336
                                                                -----------
TOTAL SWITZERLAND......................................          90,947,912
                                                                -----------
UNITED KINGDOM -- (16.6%)
    4imprint Group P.L.C...............................     979      13,003
    888 Holdings P.L.C.................................  86,865     184,226
    A.G.BARR P.L.C.....................................  22,869     217,314
    Aberdeen Asset Management P.L.C.................... 110,063     722,489
    Acacia Mining P.L.C................................  75,504     320,764
    Acal P.L.C.........................................   5,153      19,961
    Admiral Group P.L.C................................  14,556     316,658
#*  Afren P.L.C........................................ 449,270      36,181
*   Aga Rangemaster Group P.L.C........................  43,446      67,213
    Aggreko P.L.C......................................  31,094     725,186
    Alent P.L.C........................................  99,317     545,433
    Amec Foster Wheeler P.L.C..........................  62,426     746,381
    Amlin P.L.C........................................ 163,072   1,194,877
    Anglo American P.L.C............................... 214,596   3,584,529
    Anglo Pacific Group P.L.C..........................  33,437      42,574
    Anglo-Eastern Plantations P.L.C....................      19         164
    Anite P.L.C........................................ 103,523     127,153
    Antofagasta P.L.C..................................  38,449     374,883
    ARM Holdings P.L.C.................................  29,062     452,944
    ARM Holdings P.L.C. Sponsored ADR..................   2,285     107,029
#   Ashmore Group P.L.C................................  87,881     369,833
    Ashtead Group P.L.C................................  99,963   1,626,649
    Associated British Foods P.L.C.....................  18,738     873,888
    AstraZeneca P.L.C..................................     956      68,053
    AstraZeneca P.L.C. Sponsored ADR...................  25,379   1,802,924

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
    Aveva Group P.L.C..................................   6,921 $  136,761
    Aviva P.L.C........................................ 255,520  2,027,266
#   Aviva P.L.C. Sponsored ADR.........................  10,982    174,504
    Babcock International Group P.L.C..................  47,748    722,019
    BAE Systems P.L.C.................................. 197,334  1,502,228
    Balfour Beatty P.L.C............................... 238,890    797,674
    Bank of Georgia Holdings P.L.C.....................  10,940    333,985
    Barclays P.L.C..................................... 261,975    920,063
    Barclays P.L.C. Sponsored ADR...................... 153,109  2,149,650
    Barratt Developments P.L.C......................... 440,009  3,028,792
    BBA Aviation P.L.C................................. 121,785    621,087
    Beazley P.L.C...................................... 230,795    999,939
    Bellway P.L.C......................................  41,816  1,144,735
    Berendsen P.L.C....................................  59,080    988,728
    Berkeley Group Holdings P.L.C......................  43,823  1,597,382
    Betfair Group P.L.C................................  11,737    283,815
    BG Group P.L.C..................................... 132,145  1,762,533
    BHP Billiton P.L.C.................................   3,376     73,328
#   BHP Billiton P.L.C. ADR............................  35,846  1,566,112
    Bloomsbury Publishing P.L.C........................   1,815      4,054
    Bodycote P.L.C.....................................  77,304    790,475
    Booker Group P.L.C................................. 295,210    662,707
    Boot Henry P.L.C...................................     736      2,328
    Bovis Homes Group P.L.C............................  53,833    672,026
    BP P.L.C........................................... 311,879  2,003,521
    BP P.L.C. Sponsored ADR............................ 150,089  5,827,956
    Braemar Shipping Services P.L.C....................   1,625     11,360
    Brammer P.L.C......................................  11,857     61,569
    Brewin Dolphin Holdings P.L.C...................... 106,858    469,830
    British Polythene Industries P.L.C.................   9,952     96,242
    Britvic P.L.C......................................  68,940    729,575
*   BTG P.L.C..........................................  82,669    982,205
    Bunzl P.L.C........................................  18,629    530,683
    Burberry Group P.L.C...............................  27,349    710,512
    Bwin.Party Digital Entertainment P.L.C............. 311,258    499,023
    Cable & Wireless Communications P.L.C.............. 820,162    615,772
*   Cairn Energy P.L.C.................................  13,833     39,868
    Cape P.L.C.........................................  58,983    185,338
    Capita P.L.C.......................................  29,905    502,211
    Capital & Counties Properties P.L.C................   1,729      9,992
    Capital & Regional P.L.C...........................  34,857     28,005
    Carclo P.L.C.......................................   6,128      9,428
    Carillion P.L.C.................................... 156,892    805,840
    Carnival P.L.C.....................................  12,712    569,131
    Carnival P.L.C. ADR................................   4,499    200,475
    Castings P.L.C.....................................   9,986     57,774
    Catlin Group, Ltd.................................. 199,452  2,091,862
    Centamin P.L.C..................................... 470,203    475,017
    Centaur Media P.L.C................................   3,412      3,288
    Centrica P.L.C..................................... 364,427  1,608,226
    Chemring Group P.L.C............................... 107,432    349,467
    Chesnara P.L.C.....................................  49,447    261,742
    Chime Communications P.L.C.........................  14,821     56,496

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
    Cineworld Group P.L.C..............................  71,695 $  456,982
    Clarkson P.L.C.....................................   1,048     29,654
    Close Brothers Group P.L.C.........................  48,136  1,098,418
    Cobham P.L.C....................................... 250,041  1,225,671
    Coca-Cola HBC AG...................................  28,397    456,417
*   Colt Group SA...................................... 170,359    339,944
    Communisis P.L.C................................... 101,723     84,201
    Compass Group P.L.C................................       1         10
    Computacenter P.L.C................................  34,211    332,541
    Connect Group P.L.C................................  43,410     92,414
    Consort Medical P.L.C..............................  13,433    171,154
    Costain Group P.L.C................................  13,402     57,937
    Cranswick P.L.C....................................  17,659    347,660
    Creston P.L.C......................................   3,606      6,758
    Croda International P.L.C..........................  25,481  1,017,618
    CSR P.L.C..........................................  55,173    706,901
    CSR P.L.C. ADR.....................................     700     35,854
    Daily Mail & General Trust P.L.C...................  75,853    982,658
    Dairy Crest Group P.L.C............................  66,952    492,480
    Darty P.L.C........................................  41,880     42,653
    DCC P.L.C..........................................  19,149  1,014,616
    De La Rue P.L.C....................................   8,843     68,797
    Debenhams P.L.C.................................... 534,742    603,307
    Dechra Pharmaceuticals P.L.C.......................  31,135    406,287
    Development Securities P.L.C.......................  44,165    160,482
    Devro P.L.C........................................  80,205    339,455
#   Dialight P.L.C.....................................   4,498     47,506
    Dignity P.L.C......................................  15,051    421,557
    Diploma P.L.C......................................  45,922    526,452
    Direct Line Insurance Group P.L.C..................  62,205    291,720
    Dixons Carphone P.L.C.............................. 132,443    865,527
    Domino Printing Sciences P.L.C.....................  43,716    448,388
    Domino's Pizza Group P.L.C.........................  36,130    365,758
    Drax Group P.L.C................................... 126,853    688,299
    DS Smith P.L.C..................................... 274,086  1,303,603
    Dunelm Group P.L.C.................................  16,102    212,925
    E2V Technologies P.L.C.............................  30,273     85,461
    easyJet P.L.C......................................  41,139  1,147,074
    Electrocomponents P.L.C............................ 202,665    622,721
    Elementis P.L.C.................................... 180,746    750,416
*   EnQuest P.L.C...................................... 366,371    187,429
*   Enterprise Inns P.L.C.............................. 251,872    391,048
    Essentra P.L.C.....................................  62,316    775,885
    Euromoney Institutional Investor P.L.C.............   6,670    107,500
    Evraz P.L.C........................................  98,115    251,090
    Experian P.L.C.....................................  53,125    936,118
    Fenner P.L.C.......................................  78,601    218,267
    Ferrexpo P.L.C.....................................  79,470     59,929
    Fidessa Group P.L.C................................  11,070    399,295
*   Findel P.L.C.......................................  17,993     57,130
*   Firstgroup P.L.C................................... 514,863    768,398
*   Fortune Oil P.L.C.................................. 427,324     63,162
*   French Connection Group P.L.C......................   9,786      8,605

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
    Fresnillo P.L.C....................................     219 $    2,958
    Friends Life Group, Ltd............................ 461,924  2,762,248
    Fuller Smith & Turner..............................   7,612    112,219
    G4S P.L.C.......................................... 203,272    871,044
    Galliford Try P.L.C................................  32,473    643,022
*   Gem Diamonds, Ltd..................................  64,607    137,378
    Genus P.L.C........................................  10,956    201,796
    GKN P.L.C.......................................... 225,194  1,243,708
    Glencore P.L.C..................................... 248,409    926,214
    Go-Ahead Group P.L.C...............................  11,868    440,677
    Grafton Group P.L.C................................  72,417    728,813
    Greencore Group P.L.C.............................. 182,651    847,120
    Greene King P.L.C..................................  81,018  1,023,637
    Greggs P.L.C.......................................  52,965    654,190
    Halfords Group P.L.C...............................  96,461    643,580
    Halma P.L.C........................................ 102,458  1,072,082
    Hargreaves Lansdown P.L.C..........................  15,573    236,065
    Hays P.L.C......................................... 393,986    918,063
    Headlam Group P.L.C................................  17,739    120,006
    Helical Bar P.L.C..................................  49,359    283,457
    Henderson Group P.L.C.............................. 241,450    860,709
    Hikma Pharmaceuticals P.L.C........................  31,569  1,118,622
    Hill & Smith Holdings P.L.C........................  34,743    318,255
    Hilton Food Group P.L.C............................     435      2,568
    Hiscox, Ltd........................................ 101,931  1,125,886
*   Hochschild Mining P.L.C............................  52,650     71,814
    Hogg Robinson Group P.L.C..........................   4,980      3,388
    Home Retail Group P.L.C............................ 419,176  1,210,775
    Homeserve P.L.C.................................... 110,829    561,222
    Howden Joinery Group P.L.C......................... 182,448  1,164,301
    HSBC Holdings P.L.C................................  22,970    210,157
    HSBC Holdings P.L.C. Sponsored ADR................. 194,853  8,908,679
    Hunting P.L.C......................................  45,724    272,206
    Huntsworth P.L.C...................................  36,761     25,086
    ICAP P.L.C......................................... 152,908  1,073,726
    IG Group Holdings P.L.C............................ 100,045  1,085,544
*   Imagination Technologies Group P.L.C...............  42,876    157,936
    IMI P.L.C..........................................  16,892    323,470
    Imperial Tobacco Group P.L.C.......................  24,337  1,143,084
    Inchcape P.L.C..................................... 153,636  1,604,867
    Informa P.L.C...................................... 187,882  1,444,619
    Inmarsat P.L.C..................................... 110,029  1,378,695
    Innovation Group P.L.C............................. 337,825    148,666
    InterContinental Hotels Group P.L.C................  10,739    428,233
    InterContinental Hotels Group P.L.C. ADR...........   1,347     53,560
*   International Consolidated Airlines Group SA....... 189,265  1,541,788
*   International Ferro Metals, Ltd....................  82,212      4,984
    Interserve P.L.C...................................  61,580    494,621
    Intertek Group P.L.C...............................  10,066    346,683
    Investec P.L.C..................................... 156,294  1,313,218
*   IP Group P.L.C.....................................  29,743    105,099
    ITE Group P.L.C....................................  63,503    124,898
    ITV P.L.C.......................................... 239,315    792,018

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
UNITED KINGDOM -- (Continued)
    J Sainsbury P.L.C..................................   268,940 $1,030,581
    James Fisher & Sons P.L.C..........................    15,830    262,203
    Jardine Lloyd Thompson Group P.L.C.................    29,157    414,270
    JD Sports Fashion P.L.C............................    20,342    153,606
    JD Wetherspoon P.L.C...............................    45,057    536,293
#*  JKX Oil & Gas P.L.C................................    65,541     12,594
    John Menzies P.L.C.................................    13,641     76,341
    John Wood Group P.L.C..............................   101,545    872,211
    Johnson Matthey P.L.C..............................    24,671  1,206,940
*   Johnston Press P.L.C...............................     1,448      3,634
    Jupiter Fund Management P.L.C......................    95,513    543,307
*   KAZ Minerals P.L.C.................................   116,394    350,853
    Kcom Group P.L.C...................................   185,328    230,685
    Keller Group P.L.C.................................    35,087    469,714
    Kier Group P.L.C...................................    19,189    451,719
    Kingfisher P.L.C...................................   179,266    922,174
    Ladbrokes P.L.C....................................   278,530    485,254
    Laird P.L.C........................................   124,397    596,358
*   Lamprell P.L.C.....................................   130,782    213,541
    Lancashire Holdings, Ltd...........................    71,955    659,855
    Laura Ashley Holdings P.L.C........................    22,105      9,898
    Lavendon Group P.L.C...............................    37,311     88,775
    Legal & General Group P.L.C........................   493,055  1,980,169
*   Liberty Global P.L.C. Class A......................     2,331    108,897
*   Liberty Global P.L.C. Series C.....................     5,750    262,164
*   Lloyds Banking Group P.L.C......................... 3,611,001  4,000,317
*   Lloyds Banking Group P.L.C. ADR....................   123,780    543,394
    London Stock Exchange Group P.L.C..................    31,216  1,108,384
*   Lonmin P.L.C.......................................   219,185    536,807
    Lookers P.L.C......................................   120,376    270,607
    Low & Bonar P.L.C..................................    33,427     25,767
    LSL Property Services P.L.C........................     3,008     12,510
    Man Group P.L.C.................................... 1,063,704  2,863,645
    Management Consulting Group P.L.C..................    29,849      6,756
    Marks & Spencer Group P.L.C........................    88,939    646,509
    Marshalls P.L.C....................................    56,963    209,382
    Marston's P.L.C....................................   291,486    642,998
    McBride P.L.C......................................    40,404     48,918
    Mears Group P.L.C..................................    27,942    174,839
#*  Mecom Group P.L.C..................................    48,620    111,859
    Meggitt P.L.C......................................   162,659  1,314,917
    Melrose Industries P.L.C...........................   317,554  1,264,092
    Michael Page International P.L.C...................    59,999    419,843
    Micro Focus International P.L.C....................    21,636    342,826
    Millennium & Copthorne Hotels P.L.C................    63,119    547,391
*   Mitchells & Butlers P.L.C..........................    86,201    551,362
    Mitie Group P.L.C..................................   195,549    794,341
    MJ Gleeson P.L.C...................................       400      2,180
    Mondi P.L.C........................................    71,384  1,273,410
    Moneysupermarket.com Group P.L.C...................   115,127    454,478
    Morgan Advanced Materials P.L.C....................   142,822    652,095
    Morgan Sindall Group P.L.C.........................    20,115    201,853
*   Mothercare P.L.C...................................    32,090     86,508

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
    N Brown Group P.L.C................................  43,294 $  280,504
    National Express Group P.L.C....................... 188,920    724,665
    NCC Group P.L.C....................................  35,776    121,483
    Next P.L.C.........................................   7,103    771,869
    Northgate P.L.C....................................  75,326    700,207
    Novae Group P.L.C..................................  20,960    189,128
    Old Mutual P.L.C................................... 807,532  2,519,395
*   Optos P.L.C........................................  10,238     38,744
    Oxford Instruments P.L.C...........................  18,136    202,766
    Pace P.L.C......................................... 165,760    831,883
    PayPoint P.L.C.....................................  11,221    139,926
    Pearson P.L.C......................................  15,716    318,874
    Pearson P.L.C. Sponsored ADR.......................  19,843    402,019
    Pendragon P.L.C.................................... 194,595    104,414
#   Pennon Group P.L.C.................................  46,733    624,687
    Persimmon P.L.C....................................  72,019  1,724,058
*   Petra Diamonds, Ltd................................ 169,369    390,517
    Petrofac, Ltd......................................  30,926    327,648
#*  Petropavlovsk P.L.C................................ 109,298     22,229
    Phoenix Group Holdings.............................  71,931    905,941
    Phoenix IT Group P.L.C.............................  10,671     22,620
    Photo-Me International P.L.C.......................  34,931     71,319
    Playtech P.L.C.....................................  28,736    292,480
    Premier Farnell P.L.C.............................. 116,084    295,121
*   Premier Foods P.L.C................................ 252,475    164,284
    Premier Oil P.L.C.................................. 179,695    389,595
    Prudential P.L.C...................................  63,229  1,537,122
    Prudential P.L.C. ADR..............................     800     38,832
*   Punch Taverns P.L.C................................   6,980     11,502
    PZ Cussons P.L.C...................................  39,640    187,946
    QinetiQ Group P.L.C................................ 183,372    515,261
*   Quintain Estates & Development P.L.C............... 258,568    374,597
    Randgold Resources, Ltd............................  10,874    933,312
    Rank Group P.L.C...................................   1,366      3,610
*   Raven Russia, Ltd..................................  27,579     15,458
    REA Holdings P.L.C.................................   1,822      9,024
    Redrow P.L.C....................................... 100,282    425,350
    Reed Elsevier P.L.C................................  10,159    176,371
#   Reed Elsevier P.L.C. Sponsored ADR.................   6,129    425,966
    Regus P.L.C........................................ 187,500    570,057
    Renishaw P.L.C.....................................   8,493    295,977
*   Renold P.L.C.......................................  12,120     10,229
    Rentokil Initial P.L.C............................. 224,093    407,984
    Restaurant Group P.L.C. (The)......................  55,385    597,604
    Rexam P.L.C........................................ 170,712  1,090,895
    Ricardo P.L.C......................................  15,777    158,839
    Rightmove P.L.C....................................  19,077    666,446
    Rio Tinto P.L.C....................................   5,471    240,412
#   Rio Tinto P.L.C. Sponsored ADR.....................  47,600  2,100,588
    RM P.L.C...........................................   8,611     20,193
    Robert Walters P.L.C...............................  16,237     81,878
    Rolls-Royce Holdings P.L.C.........................  73,150    977,286
    Rotork P.L.C.......................................  23,611    816,197

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
*   Royal Bank of Scotland Group P.L.C................. 146,144 $  793,522
#   Royal Dutch Shell P.L.C.(B03MM73)..................  80,780  5,169,112
    Royal Dutch Shell P.L.C.(B03MLX2)..................     582     17,737
    Royal Dutch Shell P.L.C.(B03MM40)..................   6,539    207,025
    Royal Dutch Shell P.L.C. ADR.......................  80,746  4,961,842
    Royal Mail P.L.C...................................   6,221     40,661
    RPC Group P.L.C.................................... 106,830    869,632
    RPS Group P.L.C....................................  94,111    257,933
*   RSA Insurance Group P.L.C.......................... 287,221  1,959,932
    SABMiller P.L.C....................................  11,226    611,438
    Sage Group P.L.C. (The)............................ 137,205    989,091
*   Salamander Energy P.L.C............................  95,499    100,720
    Savills P.L.C......................................  53,118    582,918
    Schroders P.L.C.(0239581)..........................   4,732    159,182
    Schroders P.L.C.(0240549)..........................   6,245    271,380
*   SDL P.L.C..........................................  22,182    141,371
    Senior P.L.C....................................... 172,526    801,511
    Sepura P.L.C.......................................   6,972     15,742
    Serco Group P.L.C..................................  31,940     74,004
*   Severfield P.L.C...................................  65,902     67,111
    Severn Trent P.L.C.................................  12,799    414,364
    Shanks Group P.L.C................................. 217,717    321,832
    SIG P.L.C.......................................... 254,991    707,169
    Sky P.L.C..........................................  45,188    630,154
*   Skyepharma P.L.C...................................   3,686     14,514
    Smith & Nephew P.L.C...............................  41,932    747,769
    Smith & Nephew P.L.C. Sponsored ADR................   3,930    140,694
    Smiths Group P.L.C.................................  44,545    753,881
    Soco International P.L.C...........................  79,470    312,044
    Spectris P.L.C.....................................  33,211  1,043,628
    Speedy Hire P.L.C.................................. 241,247    263,724
    Spirax-Sarco Engineering P.L.C.....................  18,290    839,476
    Spirent Communications P.L.C....................... 122,722    163,851
    Spirit Pub Co. P.L.C............................... 301,511    521,824
*   Sportech P.L.C.....................................   2,757      2,635
*   Sports Direct International P.L.C..................  27,263    290,758
    SSE P.L.C..........................................  60,278  1,458,646
    St Ives P.L.C......................................  23,231     62,420
    St James's Place P.L.C.............................  61,803    795,148
    ST Modwen Properties P.L.C.........................  92,934    584,540
    Stagecoach Group P.L.C............................. 119,857    617,029
    Standard Chartered P.L.C........................... 101,430  1,352,558
    Standard Life P.L.C................................ 152,747    922,873
    Sthree P.L.C.......................................  12,874     65,432
    Stobart Group, Ltd.................................  36,371     57,959
*   SuperGroup P.L.C...................................  12,068    174,692
    Synergy Health P.L.C...............................  24,232    790,516
    Synthomer P.L.C....................................  99,264    362,856
#   TalkTalk Telecom Group P.L.C....................... 145,284    693,879
    Tate & Lyle P.L.C.................................. 121,401  1,238,159
    Taylor Wimpey P.L.C................................ 806,652  1,638,765
    Ted Baker P.L.C....................................   6,045    215,495
    Telecity Group P.L.C...............................  48,922    633,798

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- ------------
UNITED KINGDOM -- (Continued)
    Telecom Plus P.L.C.................................  13,385 $    219,167
    Tesco P.L.C........................................ 291,471      985,656
*   Thomas Cook Group P.L.C............................ 420,590      807,555
#*  Thorntons P.L.C....................................  16,023       20,032
    Topps Tiles P.L.C..................................  40,602       73,634
    Travis Perkins P.L.C...............................  57,999    1,673,634
    Tribal Group P.L.C.................................   1,288        3,114
    Trifast P.L.C......................................  26,856       42,778
*   Trinity Mirror P.L.C............................... 137,803      357,322
    TT electronics P.L.C...............................  69,537      115,440
#   TUI AG(5666292)....................................  86,705    1,524,708
*   TUI AG(BSS7HQ3)....................................  48,166      832,849
    Tullett Prebon P.L.C...............................  95,981      482,712
    Tullow Oil P.L.C...................................  20,388      112,162
    UBM P.L.C.......................................... 120,651      958,042
    UDG Healthcare P.L.C...............................  96,979      571,991
    Ultra Electronics Holdings P.L.C...................  20,195      530,515
    UNITE Group P.L.C. (The)...........................  43,273      318,718
    United Utilities Group P.L.C.......................  31,519      486,460
    UTV Media P.L.C....................................  21,346       61,402
*   Vectura Group P.L.C................................ 110,606      251,658
    Vedanta Resources P.L.C............................  54,137      302,518
    Vesuvius P.L.C..................................... 119,522      789,159
    Victrex P.L.C......................................  19,176      592,794
    Vitec Group P.L.C. (The)...........................   5,880       54,612
    Vodafone Group P.L.C............................... 423,141    1,487,966
    Vodafone Group P.L.C. Sponsored ADR................ 100,243    3,521,543
*   Volex P.L.C........................................   2,165        2,153
    Weir Group P.L.C. (The)............................  23,833      600,874
    WH Smith P.L.C.....................................  34,729      703,382
    Whitbread P.L.C....................................  16,928    1,270,630
    William Hill P.L.C................................. 242,207    1,372,245
*   Wincanton P.L.C....................................  20,201       53,771
    WM Morrison Supermarkets P.L.C..................... 931,708    2,513,862
    Wolseley P.L.C.....................................  14,878      862,404
    WPP P.L.C..........................................   6,645      146,127
    WPP P.L.C. Sponsored ADR...........................   9,329    1,027,309
    WS Atkins P.L.C....................................  27,570      519,547
    Xaar P.L.C.........................................  14,316       66,427
    Xchanging P.L.C.................................... 109,177      257,267
    XP Power, Ltd......................................     621       13,495
                                                                ------------
TOTAL UNITED KINGDOM...................................          242,982,610
                                                                ------------
UNITED STATES -- (0.0%)
#*  Chaparral Gold Corp................................   4,255        2,009
*   Endo International P.L.C...........................   3,206      258,231

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
UNITED STATES -- (Continued)
*     Kofax, Ltd.....................................      5,662 $       38,709
                                                                 --------------
TOTAL UNITED STATES..................................                   298,949
                                                                 --------------
TOTAL COMMON STOCKS..................................             1,340,658,737
                                                                 --------------
PREFERRED STOCKS -- (0.0%)

GERMANY -- (0.0%)
      Porsche Automobil Holding SE...................      2,021        169,365
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*     Centrebet International, Ltd. Claim Units......      6,648             --
*     Centrebet International, Ltd. Litigation
        Rights.......................................      6,648             --
                                                                 --------------
TOTAL AUSTRALIA......................................                        --
                                                                 --------------
AUSTRIA -- (0.0%)
#*    Intercell AG Rights............................      1,270             --
                                                                 --------------
FRANCE -- (0.0%)
#*    Euro Disney SCA................................      2,997          7,268
#*    Euro Disney SCA Rights 05/06/15................      2,997             --
*     Groupe Fnac Rights 05/16/15....................          5             28
                                                                 --------------
TOTAL FRANCE.........................................                     7,296
                                                                 --------------
HONG KONG -- (0.0%)
*     International Standard Resources Holdings,
        Ltd. Warrants 11/26/15.......................     80,667            989
                                                                 --------------
SINGAPORE -- (0.0%)
*     Interra Resources, Ltd. Warrants 12/08/15......     12,500            148
*     See Hup Seng, Ltd. Rights 01/21/15.............     97,500          5,549
                                                                 --------------
TOTAL SINGAPORE......................................                     5,697
                                                                 --------------
SPAIN -- (0.0%)
*     ACS Actividades de Construccion y
        Servicios SA.................................      6,875          3,496
*     Banco Santander SA.............................    526,086         80,537
                                                                 --------------
TOTAL SPAIN..........................................                    84,033
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                    98,015
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (8.3%)
(S)@  DFA Short Term Investment Fund................. 10,496,485    121,444,333
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,360,919,273)^^..........................              $1,462,370,450
                                                                 ==============

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                           --------------------------------------------------
                             LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                           ------------ -------------- ------- --------------
  Common Stocks
     Australia............ $    828,571 $   86,835,699   --    $   87,664,270
     Austria..............        1,981      6,017,196   --         6,019,177
     Belgium..............    1,085,883     22,959,924   --        24,045,807
     Canada...............  120,451,830        185,806   --       120,637,636
     China................           --         58,595   --            58,595
     Denmark..............           --     19,723,452   --        19,723,452
     Finland..............           --     29,491,684   --        29,491,684
     France...............    1,544,677     88,004,991   --        89,549,668
     Germany..............    3,573,860     77,294,439   --        80,868,299
     Greece...............           --             --   --                --
     Hong Kong............      317,083     41,366,812   --        41,683,895
     Ireland..............    2,175,185      5,540,362   --         7,715,547
     Israel...............    3,728,901      6,893,862   --        10,622,763
     Italy................      821,913     35,309,804   --        36,131,717
     Japan................    4,911,326    296,886,161   --       301,797,487
     Netherlands..........    4,454,506     28,682,459   --        33,136,965
     New Zealand..........        4,366      6,645,535   --         6,649,901
     Norway...............      620,372     11,138,388   --        11,758,760
     Portugal.............           --      4,230,670   --         4,230,670
     Russia...............           --         32,057   --            32,057
     Singapore............       56,716     19,907,209   --        19,963,925
     Spain................      984,549     31,689,229   --        32,673,778
     Sweden...............       37,492     41,935,721   --        41,973,213
     Switzerland..........    5,900,065     85,047,847   --        90,947,912
     United Kingdom.......   40,743,522    202,239,088   --       242,982,610
     United States........      260,240         38,709   --           298,949
  Preferred Stocks
     Germany..............           --        169,365   --           169,365
  Rights/Warrants
     Australia............           --             --   --                --
     Austria..............           --             --   --                --
     France...............           --          7,296   --             7,296
     Hong Kong............           --            989   --               989
     Singapore............           --          5,697   --             5,697
     Spain................           --         84,033   --            84,033
  Securities Lending
    Collateral............           --    121,444,333   --       121,444,333
                           ------------ --------------   --    --------------
  TOTAL................... $192,503,038 $1,269,867,412   --    $1,462,370,450
                           ============ ==============   ==    ==============

                         WORLD EX U.S. VALUE PORTFOLIO
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                           ------- ------------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in The DFA International Value Series of The
   DFA Investment Trust Company...........................         $ 77,383,213
 Investment in Dimensional Emerging Markets Value Fund....           25,214,640
 Investment in DFA International Small Cap Value
   Portfolio of DFA Investment Dimensions Group Inc....... 487,913    9,016,632
                                                                   ------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
      (Cost $108,184,913).................................          111,614,485
                                                                   ------------
    TOTAL INVESTMENTS -- (100.0%)
      (Cost $108,184,913)^^...............................         $111,614,485
                                                                   ============

WORLD EX U.S. VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------
                                 LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                               ------------ ------- ------- ------------
        Affiliated Investment
         Companies............ $111,614,485   --      --    $111,614,485
                               ------------   --      --    ------------
        TOTAL................. $111,614,485   --      --    $111,614,485
                               ============   ==      ==    ============

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA International Small Cap Value
  Portfolio of DFA Investment Dimensions Group Inc...... 6,003,405 $110,942,932
Investment in Dimensional Emerging Markets Value Fund...             40,170,533
Investment in International Vector Equity Portfolio of
  DFA Investment Dimensions Group Inc................... 1,502,973   16,036,723
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company......................             10,630,731
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $177,916,205)................................            177,780,919
                                                                   ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $177,916,205)^^..............................           $177,780,919
                                                                   ============

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------
                                 LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                               ------------ ------- ------- ------------
        Affiliated Investment
           Companies.......... $177,780,919   --      --    $177,780,919
                               ------------   --      --    ------------
        TOTAL................. $177,780,919   --      --    $177,780,919
                               ============   ==      ==    ============

                      WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                        SHARES   VALUE++
                                                        ------- ----------
COMMON STOCKS -- (72.4%)

AUSTRALIA -- (4.3%)
    Adelaide Brighton, Ltd.............................  28,808 $   79,837
    AGL Energy, Ltd....................................  11,106    122,773
    Ainsworth Game Technology, Ltd.....................   4,323      9,849
    ALS, Ltd...........................................  11,500     43,423
*   Alumina, Ltd....................................... 174,788    261,625
*   Alumina, Ltd. Sponsored ADR........................  12,241     72,834
    Amalgamated Holdings, Ltd..........................   4,438     40,533
    Amcom Telecommunications, Ltd......................  10,353     22,935
    Amcor, Ltd.........................................  19,181    189,570
    Amcor, Ltd. Sponsored ADR..........................     793     31,347
    AMP, Ltd........................................... 132,473    590,779
    Ansell, Ltd........................................   7,858    137,929
    APA Group..........................................  36,493    230,043
*   APN News & Media, Ltd..............................  31,367     19,732
    ARB Corp., Ltd.....................................   2,297     20,585
    Aristocrat Leisure, Ltd............................  16,413     88,915
    Arrium, Ltd........................................ 165,393     26,101
    Asciano, Ltd.......................................  40,922    190,522
    ASX, Ltd...........................................   7,718    228,111
    Aurizon Holdings, Ltd..............................  21,951     83,939
    AusNet Services....................................  82,351     89,387
    Australia & New Zealand Banking Group, Ltd.........  52,347  1,336,286
*   Australian Agricultural Co., Ltd...................  17,377     21,577
    Automotive Holdings Group, Ltd.....................  16,558     48,424
*   AWE, Ltd...........................................  31,658     32,869
    Bank of Queensland, Ltd............................  27,703    268,354
    Beach Energy, Ltd..................................  80,536     59,958
    Bendigo and Adelaide Bank, Ltd.....................  37,325    386,539
    BHP Billiton, Ltd..................................  72,637  1,675,353
    BHP Billiton, Ltd. Sponsored ADR...................  13,830    640,744
*   Billabong International, Ltd.......................  23,376     11,654
*   BlueScope Steel, Ltd...............................  27,892    108,054
    Boral, Ltd.........................................  66,894    289,526
    Bradken, Ltd.......................................   8,854     18,674
    Brambles, Ltd......................................  25,418    208,239
    Breville Group, Ltd................................   4,022     22,561
    Brickworks, Ltd....................................   1,408     13,273
    BT Investment Management, Ltd......................   2,387     13,346
    Cabcharge Australia, Ltd...........................   7,835     26,352
    Caltex Australia, Ltd..............................   5,357    138,640
    Cardno, Ltd........................................   5,080     11,602
    carsales.com, Ltd..................................  10,170     80,982
    Cash Converters International, Ltd.................  18,340     15,755
    Challenger, Ltd....................................  13,504     65,697
    Coca-Cola Amatil, Ltd..............................  24,574    184,449
    Cochlear, Ltd......................................   2,331    149,821
    Commonwealth Bank of Australia.....................  15,455  1,068,636
    Computershare, Ltd.................................  19,789    177,804
    Credit Corp. Group, Ltd............................   1,181     10,730
    Crown Resorts, Ltd.................................   4,323     45,423
    CSL, Ltd...........................................   6,535    444,730

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
AUSTRALIA -- (Continued)
    CSR, Ltd...........................................  32,216 $   99,514
    Decmil Group, Ltd..................................   7,114      6,903
    Domino's Pizza Enterprises, Ltd....................   4,423     89,419
    Downer EDI, Ltd....................................  28,177     91,488
*   Drillsearch Energy, Ltd............................  33,447     20,156
    DuluxGroup, Ltd....................................  25,127    116,392
    Echo Entertainment Group, Ltd......................  35,042    109,491
    Fairfax Media, Ltd.................................  60,281     41,933
    Flight Centre Travel Group, Ltd....................   2,984     87,107
    Fortescue Metals Group, Ltd........................  72,504    131,471
    GrainCorp, Ltd. Class A............................   9,393     64,836
    GUD Holdings, Ltd..................................   9,939     60,449
    GWA Group, Ltd.....................................  11,670     23,898
    Harvey Norman Holdings, Ltd........................  54,502    166,464
    Hills, Ltd.........................................  10,276      8,623
    iiNET, Ltd.........................................  13,019     75,559
    Iluka Resources, Ltd...............................  22,969    124,737
    Incitec Pivot, Ltd................................. 131,601    367,051
    Independence Group NL..............................   8,507     32,755
    Infomedia, Ltd.....................................   9,661      6,877
    Insurance Australia Group, Ltd.....................  90,724    449,423
    Invocare, Ltd......................................   8,837     89,183
    IOOF Holdings, Ltd.................................  10,158     74,123
    Iress, Ltd.........................................   9,433     75,465
    James Hardie Industries P.L.C.(B60QWJ2)............  14,899    149,389
    James Hardie Industries P.L.C.(B3LCV80)............     209     10,569
    JB Hi-Fi, Ltd......................................   7,951    103,066
    Leighton Holdings, Ltd.............................   7,116    113,240
    Lend Lease Group...................................  14,116    181,950
    M2 Group, Ltd......................................  11,689     81,419
    Macquarie Atlas Roads Group........................   4,531     10,334
    Macquarie Group, Ltd...............................  18,370    888,810
    Magellan Financial Group, Ltd......................   7,223    106,405
    McMillan Shakespeare, Ltd..........................   2,338     20,775
    Metcash, Ltd.......................................  84,375     95,249
    Mineral Resources, Ltd.............................   9,782     50,670
    MMA Offshore, Ltd..................................  13,779      8,516
    Monadelphous Group, Ltd............................   4,025     25,354
    Mount Gibson Iron, Ltd.............................  44,627      7,350
    Myer Holdings, Ltd.................................  37,260     44,881
    National Australia Bank, Ltd.......................  44,187  1,218,608
    Navitas, Ltd.......................................  16,427     67,875
    New Hope Corp., Ltd................................  10,182     18,551
*   Newcrest Mining, Ltd...............................  26,436    285,442
    NIB Holdings, Ltd..................................  16,419     42,157
    Northern Star Resources, Ltd.......................  31,748     45,932
    Nufarm, Ltd........................................  11,546     50,736
    Oil Search, Ltd....................................  15,907     95,725
    Orica, Ltd.........................................  10,429    146,390
    Origin Energy, Ltd.................................  34,880    287,823
    Orora, Ltd.........................................  15,339     25,242
    OZ Minerals, Ltd...................................  10,054     30,032
    Pacific Brands, Ltd................................  61,951     23,500

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
AUSTRALIA -- (Continued)
*   Paladin Energy, Ltd................................  80,888 $ 23,652
    Perpetual, Ltd.....................................   2,779  105,440
    Platinum Asset Management, Ltd.....................   6,030   40,529
    Premier Investments, Ltd...........................   5,572   44,274
    Primary Health Care, Ltd...........................  20,862   74,718
    Programmed Maintenance Services, Ltd...............   6,171   10,394
*   Qantas Airways, Ltd................................  85,806  172,905
    QBE Insurance Group, Ltd...........................  42,066  344,852
    Qube Holdings, Ltd.................................  52,306   94,796
    Ramsay Health Care, Ltd............................   2,804  129,037
    RCR Tomlinson, Ltd.................................   7,722   12,320
    REA Group, Ltd.....................................   2,725  104,237
    Reject Shop, Ltd. (The)............................   1,714    7,744
    Rio Tinto, Ltd.....................................  12,641  563,688
    SAI Global, Ltd....................................  15,005   45,603
    Sandfire Resources NL..............................  11,362   37,483
    Santos, Ltd........................................  22,707  138,241
    Seek, Ltd..........................................   9,818  135,120
    Select Harvests, Ltd...............................   2,251   11,557
*   Senex Energy, Ltd..................................  51,326   10,958
    Seven Group Holdings, Ltd..........................   5,499   21,796
    Seven West Media, Ltd..............................  21,527   21,820
    Sigma Pharmaceuticals, Ltd.........................  51,203   31,775
    Sims Metal Management, Ltd.........................  22,813  191,926
    Sirtex Medical, Ltd................................   3,827   79,793
    Skilled Group, Ltd.................................  12,188   12,314
    Slater & Gordon, Ltd...............................   3,989   20,472
    SMS Management & Technology, Ltd...................   5,322   14,881
    Sonic Healthcare, Ltd..............................   8,693  126,910
    Southern Cross Media Group, Ltd....................  28,070   22,839
    Spark Infrastructure Group.........................  86,710  143,584
    Steadfast Group, Ltd...............................     497      563
    STW Communications Group, Ltd......................  23,694   16,852
    Suncorp Group, Ltd.................................  38,793  441,999
*   Sundance Energy Australia, Ltd.....................  21,099    7,597
    Super Retail Group, Ltd............................  20,811  140,454
    Sydney Airport.....................................  11,309   43,700
    Tabcorp Holdings, Ltd..............................  49,030  173,299
    Tassal Group, Ltd..................................   5,775   16,867
    Tatts Group, Ltd...................................  98,364  294,375
    Technology One, Ltd................................   8,972   23,044
    Telstra Corp., Ltd.................................  30,250  152,581
    Telstra Corp., Ltd. ADR............................     939   23,729
*   Ten Network Holdings, Ltd.......................... 107,401   16,587
    Toll Holdings, Ltd.................................  43,131  206,253
    Tox Free Solutions, Ltd............................   7,642   17,264
    TPG Telecom, Ltd...................................  10,978   56,779
*   Transfield Services, Ltd...........................  29,865   32,700
    Transpacific Industries Group, Ltd.................  80,226   51,323
    Transurban Group...................................  25,232  180,449
    Treasury Wine Estates, Ltd.........................  50,116  190,532
    UGL, Ltd...........................................   5,653    7,848
    Village Roadshow, Ltd..............................   3,270   15,426

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
AUSTRALIA -- (Continued)
*   Virgin Australia Holdings, Ltd..................... 88,827 $    32,407
    Virtus Health, Ltd.................................  2,239      13,920
    Vocus Communications, Ltd..........................  3,003      14,453
    Washington H Soul Pattinson & Co., Ltd.............  3,710      37,373
    Wesfarmers, Ltd.................................... 14,344     484,525
    Western Areas, Ltd................................. 20,008      61,983
    Westpac Banking Corp............................... 25,319     676,677
    Westpac Banking Corp. Sponsored ADR................  6,839     182,943
    Woodside Petroleum, Ltd............................ 25,605     680,043
    Woolworths, Ltd.................................... 21,478     528,546
    WorleyParsons, Ltd.................................  6,027      44,841
                                                               -----------
TOTAL AUSTRALIA........................................         24,469,718
                                                               -----------
AUSTRIA -- (0.3%)
    Andritz AG.........................................  2,760     149,403
    Atrium European Real Estate, Ltd...................  3,229      15,047
    BUWOG AG...........................................    776      15,156
    CA Immobilien Anlagen AG...........................  1,234      24,993
    Conwert Immobilien Invest SE.......................  3,527      41,039
    Erste Group Bank AG................................  7,552     163,495
    EVN AG.............................................  1,283      14,188
*   IMMOFINANZ AG......................................  8,733      19,956
    Lenzing AG.........................................    567      36,773
    Mayr Melnhof Karton AG.............................    404      41,697
    Oesterreichische Post AG...........................  2,352     116,586
    OMV AG.............................................  6,302     156,673
    Raiffeisen Bank International AG...................  4,511      52,711
    RHI AG.............................................  1,629      42,730
    S IMMO AG..........................................  2,053      15,890
    Schoeller-Bleckmann Oilfield Equipment AG..........    431      25,494
    Semperit AG Holding................................    498      21,991
    Strabag SE.........................................  1,097      24,309
    UNIQA Insurance Group AG...........................  6,724      56,913
    Verbund AG.........................................  3,560      62,309
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe...........................................  2,689     114,129
    Voestalpine AG.....................................  6,969     248,184
    Wienerberger AG....................................  7,538     106,514
    Zumtobel Group AG..................................  1,405      32,238
                                                               -----------
TOTAL AUSTRIA..........................................          1,598,418
                                                               -----------
BELGIUM -- (1.3%)
    Ackermans & van Haaren NV..........................  2,141     254,462
    Ageas.............................................. 15,798     540,984
*   AGFA-Gevaert NV.................................... 12,167      28,420
    Anheuser-Busch InBev NV............................ 13,963   1,703,012
    Anheuser-Busch InBev NV Sponsored ADR..............  3,085     376,586
    Banque Nationale de Belgique.......................      8      31,556
    Barco NV...........................................  1,428      91,906
    Belgacom SA........................................ 10,941     407,489
    Cie d'Entreprises CFE..............................    993      94,553
    Cie Maritime Belge SA..............................    565       8,846
    Colruyt SA.........................................  7,532     347,400

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
BELGIUM -- (Continued)
    D'ieteren SA.......................................  2,000 $   64,580
    Delhaize Group SA..................................  7,600    632,217
    Delhaize Group SA Sponsored ADR....................  6,398    132,375
    Econocom Group.....................................  2,321     19,004
    Elia System Operator SA............................  1,992     87,485
*   Euronav NV.........................................  8,643    101,335
    Exmar NV...........................................  2,035     17,928
    Fagron.............................................  1,269     51,811
*   Ion Beam Applications..............................    874     17,147
*   KBC Groep NV.......................................  7,282    391,663
    Kinepolis Group NV.................................  1,476     64,799
    Melexis NV.........................................  1,563     78,235
*   Mobistar SA........................................  4,002     88,934
    NV Bekaert SA......................................  4,588    138,470
*   Nyrstar NV......................................... 36,553    137,424
    Recticel SA........................................  1,837     10,609
    Sipef SA...........................................    276     16,145
    Solvay SA..........................................  3,794    518,702
*   Telenet Group Holding NV...........................  1,806    100,436
*   Tessenderlo Chemie NV..............................  4,525    117,119
    UCB SA.............................................  3,251    252,729
    Umicore SA.........................................  8,597    360,051
    Van de Velde NV....................................    369     20,072
*   Viohalco SA........................................  4,480     11,284
                                                               ----------
TOTAL BELGIUM..........................................         7,315,768
                                                               ----------
CANADA -- (6.1%)
    Absolute Software Corp.............................  2,300     15,928
*   Advantage Oil & Gas, Ltd........................... 18,500     77,599
    Aecon Group, Inc...................................  5,200     40,104
    AG Growth International, Inc.......................    700     29,802
    AGF Management, Ltd. Class B.......................  6,100     34,564
    Agnico Eagle Mines, Ltd.(008474108)................  2,455     82,783
    Agnico Eagle Mines, Ltd.(2009823)..................  3,800    128,112
    Agrium, Inc.(008916108)............................  3,100    330,615
    Agrium, Inc.(2213538)..............................  2,400    256,054
    AGT Food & Ingredient, Inc.........................  1,100     24,282
    Aimia, Inc.........................................  4,900     52,559
*   Air Canada.........................................  1,700     15,720
    Alacer Gold Corp................................... 29,799     69,884
*   Alamos Gold, Inc.(011527108).......................  3,100     16,430
    Alamos Gold, Inc.(2411707)......................... 11,800     62,961
    Algonquin Power & Utilities Corp................... 10,500     83,623
    Alimentation Couche Tard, Inc. Class B.............  5,900    231,180
    AltaGas, Ltd.......................................  7,507    253,680
    Altus Group, Ltd...................................  1,600     23,659
*   Amaya, Inc.........................................    800     20,726
    ARC Resources, Ltd.................................  7,800    141,182
*   Argonaut Gold, Inc.................................  7,800     15,223
    Atco, Ltd. Class I.................................  3,176    122,946
*   Athabasca Oil Corp................................. 24,700     36,155
*   ATS Automation Tooling Systems, Inc................  4,100     46,785
    AuRico Gold, Inc................................... 27,799    109,603

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
    AutoCanada, Inc....................................  1,000 $ 25,482
*   Avigilon Corp......................................  1,900   28,933
*   B2Gold Corp........................................ 67,674  133,143
    Badger Daylighting, Ltd............................  2,100   37,349
*   Ballard Power Systems, Inc.........................  4,200    6,577
    Bank of Montreal(063671101)........................  1,600   91,968
    Bank of Montreal(2076009)..........................  7,500  430,452
    Bank of Nova Scotia................................  7,000  336,366
    Bank of Nova Scotia (The).......................... 10,102  485,300
*   Bankers Petroleum, Ltd............................. 26,400   60,666
    Barrick Gold Corp.(067901108)...................... 17,900  228,762
    Barrick Gold Corp.(2024644)........................ 31,298  400,246
    Baytex Energy Corp.(07317Q105).....................  3,100   48,484
    Baytex Energy Corp.(B4VGVM3).......................    900   13,967
    BCE, Inc.(05534B760)...............................    500   22,975
    BCE, Inc.(B188TH2).................................  1,600   73,484
*   Bellatrix Exploration, Ltd.........................  6,000   12,135
*   Birchcliff Energy, Ltd.............................  8,900   47,627
    Bird Construction, Inc.............................  1,742   15,231
    Black Diamond Group, Ltd...........................  2,500   19,891
*   BlackBerry, Ltd.(09228F103)........................  8,900   90,335
*   BlackBerry, Ltd.(BCBHZ31)..........................  6,000   60,959
*   BlackPearl Resources, Inc.......................... 13,000    9,412
    Bombardier, Inc. Class B........................... 45,398  103,608
    Bonavista Energy Corp..............................  8,700   41,080
    Bonterra Energy Corp...............................  4,079  127,599
    Boralex, Inc. Class A..............................  1,800   19,279
    Brookfield Asset Management, Inc. Class A..........  3,900  198,729
*   BRP, Inc...........................................  2,300   39,640
    CAE, Inc........................................... 11,200  137,940
    Calfrac Well Services, Ltd.........................  8,200   52,658
    Cameco Corp.(13321L108)............................  9,518  133,442
    Cameco Corp.(2166160)..............................  4,800   67,541
    Canaccord Genuity Group, Inc....................... 10,100   50,711
    Canadian Energy Services & Technology Corp.........  7,300   30,850
    Canadian Imperial Bank of Commerce(136069101)......  3,198  222,005
    Canadian Imperial Bank of Commerce(2170525)........  2,500  173,487
    Canadian National Railway Co.(136375102)...........  4,100  270,518
    Canadian National Railway Co.(2180632).............  2,800  184,478
    Canadian Natural Resources, Ltd.(136385101)........ 29,825  863,135
    Canadian Natural Resources, Ltd.(2171573).......... 13,300  385,592
    Canadian Oil Sands, Ltd............................ 21,800  134,674
    Canadian Pacific Railway, Ltd.(13645T100)..........    499   87,160
    Canadian Pacific Railway, Ltd.(2793115)............  1,000  174,290
    Canadian Tire Corp., Ltd. Class A..................  2,800  258,229
    Canadian Utilities, Ltd. Class A...................  1,700   56,363
    Canadian Western Bank..............................  9,486  192,378
    Canam Group, Inc. Class A..........................  2,600   22,814
    CanElson Drilling, Inc.............................  7,300   18,556
    Canexus Corp....................................... 10,300   19,211
*   Canfor Corp........................................  5,500  137,424
    Canfor Pulp Products, Inc..........................  2,800   34,705
    Canyon Services Group, Inc.........................  2,400   13,316

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
    Capital Power Corp.................................  6,000 $119,414
    Capstone Infrastructure Corp.......................  6,200   16,443
*   Capstone Mining Corp...............................  9,600    8,764
    Cascades, Inc......................................  7,619   47,068
*   Catamaran Corp.(B3N9ZT8)...........................  2,300  114,793
*   Catamaran Corp.(B8J4N87)...........................  1,000   49,933
    CCL Industries, Inc. Class B.......................  1,100  113,705
*   Celestica, Inc..................................... 19,298  216,262
    Cenovus Energy, Inc.(15135U109).................... 15,588  294,457
    Cenovus Energy, Inc.(B57FG04)......................  4,300   81,452
    Centerra Gold, Inc................................. 19,600  117,535
*   Cequence Energy, Ltd............................... 13,500    9,243
    Cervus Equipment Corp..............................    700   10,538
*   CGI Group, Inc. Class A(39945C109).................  2,300   91,080
*   CGI Group, Inc. Class A(2159740)...................  3,300  130,759
*   China Gold International Resources Corp., Ltd......  4,900    8,368
    CI Financial Corp..................................  3,400   86,692
    Cineplex, Inc......................................  1,600   56,901
    Cogeco Cable, Inc..................................  2,200  126,387
    COM DEV International, Ltd.........................  5,400   16,404
    Computer Modelling Group, Ltd......................  6,300   54,438
    Constellation Software, Inc........................    500  138,542
*   Copper Mountain Mining Corp........................ 11,200    8,726
    Corus Entertainment, Inc. Class B..................  9,500  161,262
    Cott Corp..........................................  7,400   56,256
    Crescent Point Energy Corp.(22576C101).............  1,281   30,411
    Crescent Point Energy Corp.(B67C8W8)............... 16,639  395,450
*   Crew Energy, Inc...................................  9,700   39,924
*   DeeThree Exploration, Ltd..........................  7,800   33,945
*   Delphi Energy Corp................................. 11,600   10,681
*   Denison Mines Corp................................. 26,000   22,303
*   Descartes Systems Group, Inc. (The)................  1,600   24,440
    DH Corp............................................  4,100  114,511
    DHX Media, Ltd.....................................  1,300    8,737
    DirectCash Payments, Inc...........................    700    9,987
    Dollarama, Inc.....................................  1,600   75,990
*   Dominion Diamond Corp.(257287102)..................  7,793  129,364
*   Dominion Diamond Corp.(B95LX89)....................  2,800   46,516
    Dorel Industries, Inc. Class B.....................  3,793  108,683
*   Dundee Precious Metals, Inc........................  6,000   16,904
    Eldorado Gold Corp.(284902103).....................  5,700   27,246
    Eldorado Gold Corp.(2307873)....................... 46,800  224,664
    Emera, Inc.........................................  1,000   32,722
    Empire Co., Ltd....................................  1,675  121,931
    Enbridge Income Fund Holdings, Inc.................  4,405  142,720
    Enbridge, Inc.(29250N105)..........................  3,499  169,457
    Enbridge, Inc.(2466149)............................  2,900  140,470
    Encana Corp.(292505104)............................ 23,026  281,838
    Encana Corp.(2793193).............................. 28,711  351,121
*   Endeavour Mining Corp.............................. 26,500   12,513
*   Endeavour Silver Corp..............................  5,600   15,381
    EnerCare, Inc......................................  3,422   38,483
    Enerflex, Ltd......................................  6,700   84,363

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
    Enerplus Corp.(292766102)..........................  6,500 $ 63,700
    Enerplus Corp.(B584T89)............................  4,800   46,576
    Enghouse Systems, Ltd..............................    700   22,305
    Ensign Energy Services, Inc........................ 10,827   75,066
*   Epsilon Energy, Ltd................................  3,400   10,649
    Equitable Group, Inc...............................    600   26,159
*   Essential Energy Services Trust....................  6,700    6,907
    Evertz Technologies, Ltd...........................    800   11,490
    Exco Technologies, Ltd.............................  1,200   12,654
    Extendicare, Inc...................................  4,400   23,615
    Fairfax Financial Holdings, Ltd....................    500  265,602
    Finning International, Inc......................... 16,490  271,870
    First Capital Realty, Inc..........................  5,200   79,880
*   First Majestic Silver Corp.(32076V103).............  3,500   21,665
*   First Majestic Silver Corp.(2833583)...............  3,000   18,533
    First Quantum Minerals, Ltd........................ 19,282  175,870
    FirstService Corp.(33761N109)......................  1,778   93,114
    FirstService Corp.(2350231)........................    300   15,783
    Fortis, Inc........................................  4,700  155,015
*   Fortuna Silver Mines, Inc.......................... 14,100   68,353
    Genworth MI Canada, Inc............................  4,400  109,489
    George Weston, Ltd.................................  2,200  174,379
    Gibson Energy, Inc.................................  5,400   96,084
    Gildan Activewear, Inc.............................  2,200  128,430
    Gluskin Sheff + Associates, Inc....................  1,900   39,594
    GMP Capital, Inc...................................  2,900   11,982
    Goldcorp, Inc.(380956409)..........................  8,497  204,183
    Goldcorp, Inc.(2676302)............................  4,600  111,099
*   Gran Tierra Energy, Inc............................ 17,300   37,440
*   Great Canadian Gaming Corp.........................  2,400   37,302
    Great-West Lifeco, Inc.............................  4,500  114,067
    High Liner Foods, Inc..............................    500    8,873
    Home Capital Group, Inc............................  1,400   46,274
    Horizon North Logistics, Inc.......................  5,800    9,859
    HudBay Minerals, Inc............................... 22,590  164,443
    Hudson's Bay Co....................................  2,500   46,077
    Husky Energy, Inc.................................. 13,943  300,103
*   IAMGOLD Corp.(450913108)...........................  6,100   16,287
*   IAMGOLD Corp.(2446646)............................. 40,646  108,756
    IGM Financial, Inc.................................  2,400   82,367
*   Imax Corp.(45245E109)..............................  2,700   89,991
*   Imax Corp.(2014258)................................  1,200   39,996
*   Imperial Metals Corp...............................  3,200   22,539
    Imperial Oil, Ltd.(453038408)......................  7,495  278,139
    Imperial Oil, Ltd.(2454241)........................  1,000   37,176
    Industrial Alliance Insurance & Financial
      Services, Inc....................................  8,600  273,830
    Innergex Renewable Energy, Inc.....................  5,300   49,717
    Intact Financial Corp..............................  2,400  160,390
    Inter Pipeline, Ltd................................  3,400   88,405
*   Interfor Corp......................................  4,700   82,112
    Intertape Polymer Group, Inc.......................  5,400   79,680
*   Ithaca Energy, Inc................................. 16,600   15,807
    Jean Coutu Group PJC, Inc. (The) Class A...........  3,900   78,233

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
    Just Energy Group, Inc.............................  4,900 $ 24,872
    Keyera Corp........................................  1,800  106,241
    Killam Properties, Inc.............................  3,300   28,853
*   Kinross Gold Corp.................................. 95,304  323,255
*   Kirkland Lake Gold, Inc............................  5,200   18,456
*   Lake Shore Gold Corp............................... 31,000   27,811
    Laurentian Bank of Canada..........................  3,600  132,617
*   Legacy Oil + Gas, Inc.............................. 10,100   12,241
    Leisureworld Senior Care Corp......................  1,700   19,225
    Leon's Furniture, Ltd..............................  1,615   24,339
    Lightstream Resources, Ltd......................... 16,000    9,570
    Linamar Corp.......................................  4,100  234,862
    Liquor Stores N.A., Ltd............................  1,100   13,262
    Loblaw Cos., Ltd...................................  2,600  129,171
    Long Run Exploration, Ltd.......................... 13,300   11,095
    Lucara Diamond Corp................................ 19,349   31,977
*   Lundin Mining Corp................................. 52,093  185,300
    MacDonald Dettwiler & Associates, Ltd..............  1,000   73,456
    Magna International, Inc...........................  4,200  403,540
    Major Drilling Group International, Inc............  6,600   35,319
    Mandalay Resources Corp............................ 16,500   12,076
    Manitoba Telecom Services, Inc.....................  4,200   84,780
    Manulife Financial Corp.(56501R106)................ 27,737  446,011
    Manulife Financial Corp.(2492519).................. 15,100  242,180
    Maple Leaf Foods, Inc..............................  9,700  155,573
    Martinrea International, Inc.......................  8,400   62,337
    Medical Facilities Corp............................  2,100   32,375
*   MEG Energy Corp....................................  5,100   77,782
    Methanex Corp.(59151K108)..........................  3,799  167,536
    Methanex Corp.(2654416)............................  3,300  145,847
    Metro, Inc.........................................  3,800  300,722
*   Mitel Networks Corp................................  2,100   18,675
    Morneau Shepell, Inc...............................  3,200   43,113
    MTY Food Group, Inc................................    400   10,992
    Mullen Group, Ltd.................................. 12,100  194,160
    National Bank of Canada............................ 11,000  382,710
    Nevsun Resources, Ltd.............................. 22,700   78,424
    New Flyer Industries, Inc..........................  3,383   36,527
*   New Gold, Inc...................................... 43,531  190,814
    Newalta Corp.......................................  5,098   53,159
    Norbord, Inc.......................................  1,900   42,285
    North West Co., Inc. (The).........................  2,400   50,164
    Northland Power, Inc...............................  4,500   60,557
*   NuVista Energy, Ltd................................ 13,900   78,103
*   OceanaGold Corp.................................... 29,600   65,224
    Onex Corp..........................................  2,000  109,782
    Open Text Corp.....................................  2,500  141,772
    Osisko Gold Royalties, Ltd.........................  2,200   29,588
    Pacific Rubiales Energy Corp....................... 26,430   61,359
*   Painted Pony Petroleum, Ltd........................  9,500   51,361
    Pan American Silver Corp.(697900108)...............  6,970   81,270
    Pan American Silver Corp.(2669272).................  8,361   97,908
*   Paramount Resources, Ltd. Class A..................  1,000   22,436

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
*   Parex Resources, Inc............................... 10,000 $ 54,143
    Parkland Fuel Corp.................................  3,500   60,294
    Pason Systems, Inc.................................  5,600   78,930
    Pembina Pipeline Corp.(B4PPQG5)....................    400   12,420
    Pembina Pipeline Corp.(B4PT2P8)....................  2,200   68,353
    Pengrowth Energy Corp.............................. 26,900   71,976
    Penn West Petroleum, Ltd.(707887105)...............  4,500    6,705
    Penn West Petroleum, Ltd.(B63FY34)................. 17,800   26,895
*   Performance Sports Group, Ltd......................    900   16,772
    Peyto Exploration & Development Corp...............  5,300  133,887
    PHX Energy Services Corp...........................  2,400   11,767
    Potash Corp. of Saskatchewan, Inc.(73755L107)......  3,400  124,236
    Potash Corp. of Saskatchewan, Inc.(2696980)........  2,000   72,810
    Precision Drilling Corp.(74022D308)................  7,600   38,760
    Precision Drilling Corp.(B5YPLH9).................. 11,100   56,692
    Premium Brands Holdings Corp.......................  1,100   21,200
*   Primero Mining Corp................................  3,300   13,245
    Progressive Waste Solutions, Ltd.(74339G101).......  4,191  119,527
    Progressive Waste Solutions, Ltd.(B3DJGB7).........  4,100  116,995
    Quebecor, Inc. Class B.............................  3,100   77,701
    Reitmans Canada, Ltd. Class A......................  4,500   28,685
    Richelieu Hardware, Ltd............................    500   23,310
    Ritchie Bros Auctioneers, Inc.(767744105)..........    800   20,000
    Ritchie Bros Auctioneers, Inc.(2345390)............  1,600   40,104
*   RMP Energy, Inc.................................... 10,100   34,416
*   Rock Energy, Inc...................................  3,100    5,733
    Rogers Communications, Inc. Class B(775109200).....  1,900   67,697
    Rogers Communications, Inc. Class B(2169051).......  1,000   35,555
    Rogers Sugar, Inc..................................  6,000   21,579
    RONA, Inc.......................................... 14,800  148,967
    Royal Bank of Canada(780087102)....................  7,296  412,881
    Royal Bank of Canada(2754383)......................  8,100  457,302
    Russel Metals, Inc.................................  8,080  148,921
*   Sandstorm Gold, Ltd................................  7,315   29,474
*   Sandvine Corp......................................  9,000   22,948
    Saputo, Inc........................................  5,000  143,779
    Savanna Energy Services Corp.......................  8,000   14,165
    Secure Energy Services, Inc........................  8,035   93,268
*   SEMAFO, Inc........................................ 33,200  116,267
    Shaw Communications, Inc. Class B(82028K200).......  6,300  145,782
    Shaw Communications, Inc. Class B(2801836).........  2,000   46,179
    ShawCor, Ltd.......................................  5,604  153,915
    Sherritt International Corp........................ 16,900   28,461
*   Sierra Wireless, Inc.(826516106)...................    600   21,666
*   Sierra Wireless, Inc.(2418968).....................  1,300   47,020
*   Silver Standard Resources, Inc..................... 11,200   69,014
    Silver Wheaton Corp.(828336107)....................  5,475  125,761
    Silver Wheaton Corp.(B058ZX6)......................  1,900   43,646
    SNC-Lavalin Group, Inc.............................  4,554  150,701
    Sprott, Inc........................................ 14,800   32,612
    Stantec, Inc.......................................  6,001  147,581
    Stella-Jones, Inc..................................  1,000   28,551
    Student Transportation, Inc........................  3,000   16,668

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
CANADA -- (Continued)
    Sun Life Financial, Inc.(866796105)................  2,711 $   82,875
    Sun Life Financial, Inc.(2566124)..................  7,500    229,362
    Suncor Energy, Inc.(867224107)..................... 37,966  1,131,766
    Suncor Energy, Inc.(B3NB1P2)....................... 19,200    572,661
*   SunOpta, Inc.(8676EP108)...........................    900      9,414
*   SunOpta, Inc.(2817510).............................  1,900     19,917
    Superior Plus Corp.................................  9,600     92,170
    Surge Energy, Inc.................................. 18,549     37,515
    Talisman Energy, Inc.(87425E103)................... 16,700    125,584
    Talisman Energy, Inc.(2068299)..................... 35,500    267,640
*   Taseko Mines, Ltd.................................. 11,200      8,021
    Teck Resources, Ltd. Class B(878742204)............  6,475     83,398
    Teck Resources, Ltd. Class B(2879327).............. 12,912    167,154
    TELUS Corp.........................................  1,201     41,194
    TELUS Corp.........................................  2,300     78,899
*   Thompson Creek Metals Co., Inc..................... 20,747     25,797
    Thomson Reuters Corp...............................    765     29,376
    TMX Group, Ltd.....................................  1,500     55,564
    TORC Oil & Gas, Ltd................................  6,600     42,850
    Toromont Industries, Ltd...........................  5,200    113,027
    Toronto-Dominion Bank (The)(891160509).............  3,800    151,354
    Toronto-Dominion Bank (The)(2897222)............... 18,100    720,752
    Torstar Corp. Class B..............................  2,900     15,656
    Total Energy Services, Inc.........................  1,700     17,459
*   Tourmaline Oil Corp................................  5,792    159,261
    TransAlta Corp.(89346D107).........................  4,100     35,793
    TransAlta Corp.(2901628)........................... 29,073    254,420
    TransCanada Corp...................................  6,100    271,420
    Transcontinental, Inc. Class A.....................  8,100     96,445
    TransForce, Inc....................................  6,700    152,064
    Trican Well Service, Ltd...........................  7,500     28,921
    Trilogy Energy Corp................................  1,900      9,719
    Trinidad Drilling, Ltd............................. 10,700     35,956
*   Turquoise Hill Resources, Ltd.(900435108)..........  7,000     20,160
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)............ 13,100     38,041
    Twin Butte Energy, Ltd............................. 21,500     12,182
    Uni-Select, Inc....................................    500     12,395
*   Valeant Pharmaceuticals International,
      Inc.(91911K102)..................................  1,400    223,958
*   Valeant Pharmaceuticals International,
      Inc.(B3XSX46)....................................  1,100    175,877
    Valener, Inc.......................................  2,100     27,979
    Veresen, Inc.......................................  8,519    108,407
    Vermilion Energy, Inc.(923725105)..................  1,744     76,387
    Vermilion Energy, Inc.(B607XS1)....................    700     30,833
    Wajax Corp.........................................  1,600     30,534
    West Fraser Timber Co., Ltd........................  2,800    160,812
    Western Forest Products, Inc....................... 39,900     81,012
    Westjet Airlines, Ltd..............................    700     16,813
    Westshore Terminals Investment Corp................  3,400     85,622
    Whistler Blackcomb Holdings, Inc...................  1,700     26,730
    Whitecap Resources, Inc............................ 24,839    242,584
    Wi-Lan, Inc........................................ 10,900     29,251
    Winpak, Ltd........................................  1,000     29,747
    WSP Global, Inc....................................  5,100    137,945

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
CANADA -- (Continued)
    Yamana Gold, Inc.(98462Y100).......................  3,700 $    15,207
    Yamana Gold, Inc.(2219279)......................... 20,100      83,203
    Zargon Oil & Gas, Ltd..............................  2,100       6,511
                                                               -----------
TOTAL CANADA...........................................         35,121,975
                                                               -----------
DENMARK -- (1.1%)
    ALK-Abello A.S.....................................    371      42,190
*   Alm Brand A.S......................................  7,657      39,641
    Ambu A.S. Class B..................................  1,132      24,046
    AP Moeller - Maersk A.S. Class A...................    104     203,516
    AP Moeller - Maersk A.S. Class B...................    169     341,507
*   Auriga Industries A.S. Class B.....................  1,783      84,371
*   Bang & Olufsen A.S.................................  3,580      24,759
*   Bavarian Nordic A.S................................  2,365      72,830
    Carlsberg A.S. Class B.............................  3,357     246,506
    Chr Hansen Holding A.S.............................  5,464     227,055
    Coloplast A.S. Class B.............................  1,054      83,082
    D/S Norden A.S.....................................  1,541      31,871
    Danske Bank A.S.................................... 10,561     273,344
    Dfds A.S...........................................    549      52,933
    DSV A.S............................................ 11,943     376,177
    FLSmidth & Co. A.S.................................  3,714     156,917
*   Genmab A.S.........................................  1,989     133,277
    GN Store Nord A.S.................................. 14,532     325,777
    H Lundbeck A.S.....................................  4,400      89,362
    IC Companys A.S....................................    464       9,949
*   Jyske Bank A.S.....................................  5,066     229,304
    NKT Holding A.S....................................  1,463      75,151
    Novo Nordisk A.S. Class B.......................... 15,589     694,812
    Novo Nordisk A.S. Sponsored ADR....................  5,344     238,129
    Novozymes A.S. Class B.............................  7,753     353,571
    Pandora A.S........................................  2,773     198,235
    PER Aarsleff A.S. Class B..........................     91      20,456
    Ringkjoebing Landbobank A.S........................    120      22,565
    Rockwool International A.S. Class B................    378      40,364
*   Royal UNIBREW A.S..................................    782     133,301
    Schouw & Co........................................  1,194      55,412
    SimCorp A.S........................................  2,772      80,561
    Spar Nord Bank A.S.................................  4,277      38,563
*   Sydbank A.S........................................  5,529     155,748
    TDC A.S............................................ 64,379     476,456
*   Topdanmark A.S.....................................  6,822     228,281
    Tryg A.S...........................................    741      86,767
    United International Enterprises...................     72      10,795
*   Vestas Wind Systems A.S............................  8,345     324,233
*   William Demant Holding A.S.........................  1,682     127,656
                                                               -----------
TOTAL DENMARK..........................................          6,429,470
                                                               -----------
FINLAND -- (1.2%)
    Amer Sports Oyj.................................... 15,005     286,178
    Cargotec Oyj.......................................  3,274     104,875
    Caverion Corp......................................  3,967      37,078

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
FINLAND -- (Continued)
    Citycon Oyj........................................  21,950 $   74,422
    Elektrobit Oyj.....................................  11,087     51,306
    Elisa Oyj..........................................   6,666    177,315
    Fiskars Oyj Abp....................................   1,855     38,950
    Fortum Oyj.........................................  30,998    661,210
    Huhtamaki Oyj......................................  10,098    276,839
    Kemira Oyj.........................................  12,320    140,952
    Kesko Oyj Class B..................................   7,671    280,317
    Kone Oyj Class B...................................   5,685    256,406
    Konecranes Oyj.....................................   2,694     82,074
    Lassila & Tikanoja Oyj.............................   1,476     29,563
    Metsa Board Oyj....................................  19,110    114,188
    Metso Oyj..........................................  13,964    424,858
    Neste Oil Oyj......................................  12,990    361,231
    Nokia Oyj..........................................  85,370    656,542
    Nokia Oyj Sponsored ADR............................   1,375     10,450
    Nokian Renkaat Oyj.................................   3,997     98,506
    Olvi Oyj Class A...................................     566     15,379
*   Oriola-KD Oyj Class B..............................   4,702     19,166
    Orion Oyj Class A..................................     595     19,580
    Orion Oyj Class B..................................   5,889    194,158
*   Outokumpu Oyj......................................   6,863     37,132
    Outotec Oyj........................................  14,119     81,758
    PKC Group Oyj......................................   1,008     21,908
    Ponsse Oy..........................................   1,291     18,102
    Raisio Oyj Class V.................................   8,792     42,242
    Ramirent Oyj.......................................   4,658     38,459
    Sampo Oyj Class A..................................   7,295    353,311
    Sanoma Oyj.........................................   7,100     44,710
    Stockmann Oyj Abp..................................   1,189      8,250
    Stora Enso Oyj Class R.............................  62,321    604,665
    Stora Enso Oyj Sponsored ADR.......................   2,680     26,023
    Technopolis Oyj....................................   9,706     43,995
    Tieto Oyj..........................................   6,206    152,508
    Tikkurila Oyj......................................   1,617     29,177
    UPM-Kymmene Oyj....................................  42,978    755,440
    UPM-Kymmene Oyj Sponsored ADR......................   1,975     34,681
    Uponor Oyj.........................................   3,437     52,376
    Valmet OYJ.........................................   4,252     54,751
    Wartsila Oyj Abp...................................   5,390    249,867
    YIT Oyj............................................   4,244     24,719
                                                                ----------
TOTAL FINLAND..........................................          7,085,617
                                                                ----------
FRANCE -- (5.7%)
    Accor SA...........................................   3,290    163,569
    Aeroports de Paris.................................     434     52,073
*   Air France-KLM.....................................  12,890    113,501
    Air Liquide SA.....................................   2,182    275,081
    Albioma SA.........................................   1,510     28,060
*   Alcatel-Lucent..................................... 120,205    416,042
*   Alcatel-Lucent Sponsored ADR.......................  35,000    120,750
    Alten SA...........................................   2,935    122,930
    Altran Technologies SA.............................  13,165    116,517

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
FRANCE -- (Continued)
    Arkema SA..........................................  3,209 $  228,913
    AtoS...............................................  6,466    475,443
    AXA SA............................................. 28,562    668,121
    AXA SA Sponsored ADR............................... 10,675    251,183
*   Beneteau SA........................................  1,281     18,662
    BioMerieux.........................................  1,156    126,287
    BNP Paribas SA..................................... 15,095    792,568
    Boiron SA..........................................    396     40,502
    Bollore SA......................................... 15,900     68,432
    Bonduelle S.C.A....................................    734     16,543
    Bongrain SA........................................    224     13,639
    Bouygues SA........................................ 11,593    413,117
    Bureau Veritas SA..................................  7,576    160,428
    Cap Gemini SA......................................  5,159    374,441
    Carrefour SA....................................... 17,757    556,430
    Casino Guichard Perrachon SA.......................  3,257    295,483
    Cegid Group........................................    319     11,485
*   CGG SA.............................................  2,075     11,495
*   CGG SA Sponsored ADR...............................  3,161     17,733
    Christian Dior SA..................................    729    125,380
    Cie de St-Gobain................................... 18,616    793,054
    Cie Generale des Etablissements Michelin...........  9,210    896,888
    CNP Assurances.....................................  7,900    138,688
    Credit Agricole SA................................. 18,672    221,444
    Danone SA..........................................  3,486    233,948
    Danone SA Sponsored ADR............................    907     12,208
    Dassault Systemes ADR..............................    288     17,836
    Dassault Systemes SA...............................  1,091     67,419
    Derichebourg SA.................................... 15,549     60,448
    Edenred............................................  6,911    198,627
    Eiffage SA.........................................  4,209    204,927
    Electricite de France SA...........................  9,644    261,439
*   Eramet.............................................    359     28,751
    Essilor International SA...........................  3,784    421,429
*   Etablissements Maurel et Prom......................  7,767     62,737
    Euler Hermes Group.................................  1,217    119,179
    Eurofins Scientific SE.............................    700    179,834
    European Aeronautic Defence and Space Co. NV.......  4,630    246,687
    Eutelsat Communications SA......................... 10,107    347,211
    Faiveley Transport SA..............................    251     15,226
    Faurecia...........................................  7,085    284,579
    Fimalac............................................    234     18,443
    GDF Suez........................................... 64,087  1,421,346
    GL Events..........................................    588     10,952
    Groupe Crit........................................    301     13,207
    Groupe Eurotunnel SE............................... 21,893    293,951
*   Groupe Fnac........................................    243     12,188
    Guerbet............................................    372     13,824
    Haulotte Group SA..................................    678     10,061
    Hermes International...............................    130     44,118
    Iliad SA...........................................    633    147,024
    Imerys SA..........................................  2,979    215,099
    Ingenico...........................................  1,478    154,514

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
FRANCE -- (Continued)
    Ipsen SA...........................................  1,282 $ 65,247
    IPSOS..............................................  1,624   42,315
    Jacquet Metal Service..............................    751   13,099
    JCDecaux SA........................................  4,529  162,956
    Kering.............................................  2,452  494,724
    Korian-Medica......................................  2,065   78,094
    L'Oreal SA.........................................  1,207  215,817
    Lafarge SA.........................................  4,842  331,753
    Lafarge SA Sponsored ADR...........................  2,151   36,696
    Lagardere SCA......................................  9,887  270,419
    Legrand SA.........................................  4,040  216,565
    LISI...............................................    869   21,582
    LVMH Moet Hennessy Louis Vuitton SA................  3,087  496,465
    Mersen.............................................    659   15,568
    Metropole Television SA............................  5,160   94,343
    MGI Coutier........................................    807   12,262
    Montupet...........................................    653   51,821
    Natixis SA......................................... 28,120  178,843
    Naturex............................................    393   20,564
    Neopost SA.........................................  3,917  203,233
*   Nexans SA..........................................  2,324   73,196
    Nexity SA..........................................  2,474   97,415
    Norbert Dentressangle SA...........................    340   50,163
*   NRJ Group..........................................  1,632   12,228
    Orange SA(684060106)...............................  5,502   96,725
    Orange SA(5176177)................................. 55,905  983,541
    Orpea..............................................  2,410  156,666
    Pernod-Ricard SA...................................  1,128  135,256
*   Peugeot SA......................................... 43,281  623,870
    Plastic Omnium SA..................................  2,889   82,942
    Publicis Groupe SA.................................  2,475  184,925
    Publicis Groupe SA ADR.............................  2,568   48,407
    Rallye SA..........................................  1,901   71,281
    Renault SA.........................................  7,713  589,476
    Rexel SA........................................... 19,136  357,532
    Rubis SCA..........................................  2,489  144,349
    Safran SA..........................................  5,848  389,476
    Saft Groupe SA.....................................  2,917   93,045
    Sanofi.............................................  6,214  572,557
    Sanofi ADR......................................... 13,479  621,247
    Sartorius Stedim Biotech...........................    173   33,676
    Schneider Electric SE(B11BPS1).....................    523   39,313
    Schneider Electric SE(4834108).....................  8,619  647,905
    SCOR SE............................................ 10,889  338,974
    SEB SA.............................................  2,915  199,480
    SES SA.............................................  5,271  192,013
    Societe BIC SA.....................................    974  138,488
    Societe d'Edition de Canal +.......................  2,817   18,975
    Societe Generale SA................................ 15,501  622,463
    Societe Television Francaise 1..................... 12,183  191,783
    Sodexo SA..........................................  1,515  150,310
*   SOITEC............................................. 14,337   14,227
*   Solocal Group...................................... 91,638   76,919

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
FRANCE -- (Continued)
    Sopra Steria Group.................................  1,270 $    98,894
    STMicroelectronics NV(2430025).....................  9,366      77,738
    STMicroelectronics NV(5962332)..................... 38,552     320,111
    Suez Environnement Co.............................. 10,088     185,441
*   Technicolor SA..................................... 13,196      78,829
    Technip SA.........................................  2,937     171,511
    Technip SA ADR.....................................  2,728      40,538
    Teleperformance....................................  3,824     273,974
    Thales SA..........................................  2,813     148,139
    Total SA........................................... 76,225   3,912,672
    Total SA Sponsored ADR............................. 15,407     793,615
*   UBISOFT Entertainment.............................. 11,742     235,701
    Valeo SA...........................................  2,738     386,062
    Vallourec SA.......................................  5,418     117,554
    Veolia Environnement SA............................ 12,795     234,393
    Veolia Environnement SA ADR........................  1,217      22,210
    Vicat..............................................  1,459     102,467
    Vilmorin & Cie SA..................................    290      25,515
    Vinci SA........................................... 12,888     677,060
    Virbac SA..........................................    152      33,740
    Vivendi SA......................................... 19,861     469,661
    Zodiac Aerospace...................................  6,757     224,098
                                                               -----------
TOTAL FRANCE...........................................         32,943,206
                                                               -----------
GERMANY -- (4.9%)
    Aareal Bank AG.....................................  5,003     189,445
    Adidas AG..........................................  2,449     168,509
*   Aixtron SE.........................................  2,985      23,607
    Allianz SE.........................................  4,411     727,336
    Allianz SE ADR..................................... 21,958     362,307
    Amadeus Fire AG....................................    206      15,325
    Aurubis AG.........................................  3,753     203,463
    Axel Springer SE...................................  2,808     172,665
    BASF SE............................................ 22,820   2,040,967
    BASF SE Sponsored ADR..............................  1,504     134,698
    Bayer AG...........................................  6,165     887,953
    Bayer AG Sponsored ADR.............................    273      39,170
    Bayerische Motoren Werke AG........................ 12,055   1,401,883
    BayWa AG...........................................    764      30,052
    Bechtle AG.........................................  1,216     102,760
    Beiersdorf AG......................................    941      82,593
    Bertrandt AG.......................................    196      25,762
    Bilfinger SE.......................................  2,036     106,367
    Biotest AG.........................................    109      12,113
    Borussia Dortmund GmbH & Co. KGaA..................  5,419      24,411
    Brenntag AG........................................  4,443     241,855
    CANCOM SE..........................................    529      22,627
    Carl Zeiss Meditec AG..............................  2,474      65,258
    Celesio AG.........................................  4,362     129,217
    Cewe Stiftung & Co. KGAA...........................    522      30,599
    Comdirect Bank AG..................................  1,776      17,647
*   Commerzbank AG..................................... 25,248     302,706
    CompuGroup Medical AG..............................    801      20,719

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
GERMANY -- (Continued)
    Continental AG.....................................  1,754 $  395,784
    CTS Eventim AG & Co. KGaA..........................  3,059     87,495
    Daimler AG......................................... 30,815  2,790,754
    Deutsche Bank AG(D18190898)........................ 12,660    366,887
    Deutsche Bank AG(5750355)..........................  7,421    215,414
    Deutsche Boerse AG.................................  4,366    334,789
    Deutsche Lufthansa AG.............................. 24,651    416,946
    Deutsche Post AG................................... 14,793    478,747
    Deutsche Telekom AG................................ 87,107  1,501,558
    Deutsche Telekom AG Sponsored ADR.................. 13,453    231,392
    Deutsche Wohnen AG.................................  9,554    248,178
    Deutz AG...........................................  5,325     24,548
*   Dialog Semiconductor P.L.C.........................  3,856    147,472
    DMG Mori Seiki AG..................................  5,877    192,504
    Drillisch AG.......................................  2,602    100,806
    Duerr AG...........................................  1,466    133,422
    E.ON SE............................................ 24,878    385,110
    E.ON SE Sponsored ADR..............................  4,952     76,063
    Elmos Semiconductor AG.............................    742     14,678
    ElringKlinger AG...................................  3,862    134,564
*   Evotec AG..........................................  4,045     16,689
    Fielmann AG........................................  1,176     79,935
    Fraport AG Frankfurt Airport Services Worldwide....  2,979    182,025
    Freenet AG.........................................  9,323    277,596
    Fresenius Medical Care AG & Co. KGaA...............  5,658    419,333
    Fresenius Medical Care AG & Co. KGaA ADR...........  1,361     50,479
    Fresenius SE & Co. KGaA............................ 15,523    888,486
    Fuchs Petrolub SE..................................  1,417     53,513
    GEA Group AG.......................................  4,374    197,706
    Gerresheimer AG....................................  3,411    185,965
    Gerry Weber International AG.......................  1,382     53,246
    Gesco AG...........................................    136     10,664
    GFK SE.............................................    681     27,115
    GFT Technologies AG................................    963     14,790
    Grammer AG.........................................  1,108     44,064
    Grenkeleasing AG...................................    222     23,766
    Hamburger Hafen und Logistik AG....................  1,847     37,947
    Hannover Rueck SE..................................  2,264    202,916
    HeidelbergCement AG................................  4,438    326,367
*   Heidelberger Druckmaschinen AG..................... 21,344     50,106
    Henkel AG & Co. KGaA...............................  1,098    112,350
    Hochtief AG........................................  2,152    149,662
    Hugo Boss AG.......................................  1,356    175,073
    Indus Holding AG...................................  1,982     86,452
    Infineon Technologies AG........................... 25,755    288,632
    Infineon Technologies AG ADR....................... 12,612    142,389
    Isra Vision AG.....................................    180     11,069
    Jenoptik AG........................................  4,282     57,294
    K+S AG............................................. 11,585    365,775
*   Kloeckner & Co. SE.................................  8,675     89,382
*   Kontron AG.........................................  3,288     19,439
    Krones AG..........................................  1,049     99,312
    KUKA AG............................................  1,157     78,217

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
GERMANY -- (Continued)
    KWS Saat AG........................................     83 $ 25,364
    Lanxess AG.........................................  5,264  252,320
    Leoni AG...........................................  3,785  236,131
    Linde AG...........................................  3,125  598,657
    LPKF Laser & Electronics AG........................    939   10,357
*   Manz AG............................................    138    9,884
    Merck KGaA.........................................  1,743  174,154
*   Metro AG...........................................  9,252  284,698
    MLP AG.............................................  2,305    9,141
    MTU Aero Engines AG................................  4,446  406,750
    Muenchener Rueckversicherungs-Gesellschaft AG......  2,501  501,404
    Nemetschek AG......................................    203   21,189
*   Nordex SE..........................................  4,198   81,022
    Norma Group SE.....................................  3,384  167,807
    OHB AG.............................................    463   11,078
*   Osram Licht AG.....................................  4,650  213,752
*   Patrizia Immobilien AG.............................  2,702   47,380
    Pfeiffer Vacuum Technology AG......................    633   56,844
    PNE Wind AG........................................  4,743   11,815
    Puma SE............................................    100   19,033
*   QIAGEN NV..........................................  7,380  168,848
    Rational AG........................................    249   81,949
    Rheinmetall AG.....................................  2,036   88,105
    RWE AG............................................. 24,217  671,765
    SAF-Holland SA.....................................  3,043   44,937
    Salzgitter AG......................................  2,929   79,847
    SAP SE.............................................  2,642  172,437
    SAP SE Sponsored ADR...............................  1,405   91,831
    Schaltbau Holding AG...............................    237   12,179
*   SGL Carbon SE......................................  1,775   28,182
    SHW AG.............................................    266   13,126
    Siemens AG.........................................    369   38,980
    Siemens AG Sponsored ADR...........................  5,045  527,657
    Sixt SE............................................  1,287   49,869
*   SMA Solar Technology AG............................    650    7,902
    Software AG........................................  4,947  130,932
    Stada Arzneimittel AG..............................  5,439  168,643
    Stroeer Media SE...................................  1,218   35,452
    Suedzucker AG......................................  7,196   90,484
    Symrise AG.........................................  2,085  136,469
    TAG Immobilien AG..................................  4,659   60,517
    Takkt AG...........................................  1,724   29,354
*   Talanx AG..........................................  2,142   65,237
    Telefonica Deutschland Holding AG.................. 27,867  154,600
*   ThyssenKrupp AG....................................  9,533  247,655
*   Tom Tailor Holding AG..............................    901   11,062
    United Internet AG.................................  5,136  222,493
    Volkswagen AG......................................  1,198  265,987
    Vossloh AG.........................................    911   58,330
    VTG AG.............................................    698   16,755
    Wacker Chemie AG...................................  1,428  152,902
    Wacker Neuson SE...................................  1,814   36,742
    Washtec AG.........................................  1,352   22,923

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
GERMANY -- (Continued)
    Wincor Nixdorf AG..................................     3,637 $   166,674
    Wirecard AG........................................     2,004      89,577
    XING AG............................................       100      12,210
    Zeal Network SE....................................       374      15,751
                                                                  -----------
TOTAL GERMANY..........................................            28,084,022
                                                                  -----------
HONG KONG -- (2.0%)
    AIA Group, Ltd.....................................   125,400     727,135
    Allied Properties HK, Ltd..........................    74,000      14,694
    APT Satellite Holdings, Ltd........................    23,500      31,962
    Asia Satellite Telecommunications Holdings, Ltd....     4,000      13,904
    ASM Pacific Technology, Ltd........................     9,700      87,626
    Bank of East Asia, Ltd.............................    62,000     257,617
    BOC Hong Kong Holdings, Ltd........................   106,000     371,550
    Bonjour Holdings, Ltd..............................   108,000       9,753
*   Brightoil Petroleum Holdings, Ltd..................   282,000      68,498
    Cafe de Coral Holdings, Ltd........................    12,000      44,173
    Cathay Pacific Airways, Ltd........................    84,000     195,332
    Cheung Kong Holdings, Ltd..........................    22,000     419,821
    Cheung Kong Infrastructure Holdings, Ltd...........    13,000     106,694
*   China Dynamics Holdings, Ltd.......................   120,000       8,941
    China Electronics Corp. Holdings Co., Ltd..........    56,000      12,902
*   China Energy Development Holdings, Ltd.............   688,000      13,077
*   China Star Entertainment, Ltd......................   750,000      11,933
    Chow Sang Sang Holdings International, Ltd.........    31,000      82,159
    Chow Tai Fook Jewellery Group, Ltd.................    21,600      28,581
    CITIC Telecom International Holdings, Ltd..........   208,000      64,283
    CK Life Sciences International Holdings, Inc.......   200,000      20,352
    CLP Holdings, Ltd..................................    13,000     116,226
    Dah Sing Banking Group, Ltd........................    54,400      90,757
    Dah Sing Financial Holdings, Ltd...................    18,000     103,639
    Emperor Entertainment Hotel, Ltd...................    50,000      11,791
    Emperor International Holdings, Ltd................    96,000      21,755
    Emperor Watch & Jewellery, Ltd.....................   270,000      11,626
    Esprit Holdings, Ltd...............................   170,900     193,216
    Far East Consortium International, Ltd.............    59,000      23,056
*   FIH Mobile, Ltd....................................   196,000      87,190
    First Pacific Co., Ltd.............................   178,000     180,625
    Future Bright Holdings, Ltd........................    36,000       9,345
*   G-Resources Group, Ltd............................. 1,329,000      37,708
    Galaxy Entertainment Group, Ltd....................    22,000     114,769
*   GCL New Energy Holdings, Ltd.......................   128,000      14,966
    Get Nice Holdings, Ltd.............................   284,000      12,950
    Giordano International, Ltd........................    98,000      46,371
*   Global Brands Group Holding, Ltd...................    88,000      16,580
    Haitong International Securities Group, Ltd........    46,000      28,977
    Hang Lung Group, Ltd...............................    19,000      90,606
    Hang Lung Properties, Ltd..........................    57,000     166,865
    Hang Seng Bank, Ltd................................    11,100     194,125
    Henderson Land Development Co., Ltd................    32,000     229,152
    HKR International, Ltd.............................    24,000      12,328
    Hong Kong & China Gas Co., Ltd.....................    67,000     153,600
    Hong Kong Exchanges and Clearing, Ltd..............    10,100     232,453

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
HONG KONG -- (Continued)
    Hongkong & Shanghai Hotels (The)...................  25,000 $ 35,766
    Hopewell Holdings, Ltd.............................  33,000  123,671
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd.............................................. 180,000   82,343
    Hutchison Whampoa, Ltd.............................  33,000  436,727
    Hysan Development Co., Ltd.........................  29,000  140,535
*   Imagi International Holdings, Ltd.................. 488,000   10,629
    IT, Ltd............................................  44,000   11,276
    Johnson Electric Holdings, Ltd.....................  35,500  129,147
    K Wah International Holdings, Ltd..................  68,000   36,689
    Kerry Logistics Network, Ltd.......................  10,000   15,252
    Kerry Properties, Ltd..............................  59,000  209,618
    Kingston Financial Group, Ltd...................... 146,000   16,754
    Kowloon Development Co., Ltd.......................  33,000   38,502
    L'Occitane International SA........................  22,500   56,780
    Lai Sun Development Co., Ltd....................... 844,000   18,884
    Li & Fung, Ltd.....................................  88,000   86,861
    Lifestyle International Holdings, Ltd..............  42,000   82,652
    Liu Chong Hing Investment, Ltd.....................  12,000   14,799
    Luk Fook Holdings International, Ltd...............  48,000  179,052
*   Macau Legend Development, Ltd......................  27,000    9,782
    Man Wah Holdings, Ltd..............................  91,200   77,757
    Melco Crown Entertainment, Ltd.....................   1,500   12,031
    Melco Crown Entertainment, Ltd. ADR................   3,081   73,944
    Melco International Development, Ltd...............  46,000   91,707
    MGM China Holdings, Ltd............................  13,200   32,109
*   Midland Holdings, Ltd..............................  54,000   27,232
    MTR Corp., Ltd.....................................  29,000  128,471
    NagaCorp, Ltd...................................... 180,000  141,160
    New World Development Co., Ltd..................... 262,000  313,044
    Newocean Energy Holdings, Ltd......................  80,000   29,425
    NWS Holdings, Ltd..................................  58,639  108,528
    Orient Overseas International, Ltd.................  19,500  127,081
    Pacific Basin Shipping, Ltd........................ 105,000   38,720
    Pacific Textile Holdings, Ltd......................  52,000   71,744
    Paradise Entertainment, Ltd........................  32,000   10,914
    PCCW, Ltd.......................................... 186,000  122,908
    Polytec Asset Holdings, Ltd........................ 110,000   14,859
    Power Assets Holdings, Ltd.........................  11,500  119,985
    Prada SpA..........................................   7,000   41,054
    Regal Hotels International Holdings, Ltd...........  30,000   18,639
*   Rising Development Holdings, Ltd................... 136,000   21,041
    SA SA International Holdings, Ltd..................  58,000   37,393
    Samsonite International SA.........................  75,000  227,616
    Sands China, Ltd...................................  14,400   69,920
    Shangri-La Asia, Ltd...............................  86,000  111,417
    Shun Tak Holdings, Ltd............................. 162,000   74,033
    Singamas Container Holdings, Ltd...................  84,000   13,525
    Sino Land Co., Ltd................................. 110,000  184,519
    SJM Holdings, Ltd..................................  72,000  105,152
    SmarTone Telecommunications Holdings, Ltd..........  33,000   57,858
    Stella International Holdings, Ltd.................  14,500   37,899
    Sun Hung Kai & Co., Ltd............................  81,000   72,626
    Sun Hung Kai Properties, Ltd.......................  38,000  617,371

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
HONG KONG -- (Continued)
    Swire Pacific, Ltd. Class A........................  10,500 $   140,612
    Swire Pacific, Ltd. Class B........................  10,000      24,430
    Swire Properties, Ltd..............................  10,200      32,943
    TAI Cheung Holdings, Ltd...........................  13,000      10,799
    Techtronic Industries Co., Ltd.....................  86,500     282,489
    Television Broadcasts, Ltd.........................  29,800     185,170
    Texwinca Holdings, Ltd.............................  60,000      49,428
    Transport International Holdings, Ltd..............   7,600      18,740
    Trinity, Ltd.......................................  96,000      18,693
*   TSC Group Holdings, Ltd............................  36,000       9,061
*   United Laboratories International Holdings, Ltd.
      (The)............................................  50,000      24,499
    Value Partners Group, Ltd..........................  53,000      45,038
    Varitronix International, Ltd......................  25,000      17,040
    Vitasoy International Holdings, Ltd................  46,000      63,787
    VST Holdings, Ltd..................................  50,000      15,986
    VTech Holdings, Ltd................................   8,800     123,649
    Wharf Holdings, Ltd. (The).........................  24,000     195,201
    Wheelock & Co., Ltd................................  30,000     170,120
    Wynn Macau, Ltd....................................  22,800      62,991
    Xinyi Glass Holdings, Ltd.......................... 242,000     127,602
    Xinyi Solar Holdings, Ltd..........................  82,000      22,629
    Yue Yuen Industrial Holdings, Ltd..................  57,500     215,815
                                                                -----------
TOTAL HONG KONG........................................          11,615,786
                                                                -----------
IRELAND -- (0.4%)
*   Bank of Ireland.................................... 678,625     204,245
*   Bank of Ireland Sponsored ADR......................   2,145      25,869
    C&C Group P.L.C....................................  13,851      53,988
    CRH P.L.C..........................................   6,006     144,899
    CRH P.L.C. Sponsored ADR...........................  26,270     634,158
    Dragon Oil P.L.C...................................   8,154      67,684
    FBD Holdings P.L.C.................................   1,392      17,284
    Glanbia P.L.C......................................   8,497     136,802
    Irish Continental Group P.L.C......................   6,248      23,100
    Kerry Group P.L.C. Class A.........................   3,254     235,831
    Kingspan Group P.L.C...............................  14,838     268,100
    Paddy Power P.L.C..................................   2,640     205,749
    Smurfit Kappa Group P.L.C..........................  14,691     361,182
                                                                -----------
TOTAL IRELAND..........................................           2,378,891
                                                                -----------
ISRAEL -- (0.4%)
*   Africa Israel Investments, Ltd.....................   8,961       7,925
*   Airport City, Ltd..................................   1,492      12,302
    Amot Investments, Ltd..............................   3,201       9,493
    Azrieli Group......................................   1,755      60,544
    Bank Hapoalim BM...................................  39,444     175,212
*   Bank Leumi Le-Israel BM............................  53,230     177,463
    Bezeq The Israeli Telecommunication Corp., Ltd.....  73,115     116,603
*   Cellcom Israel, Ltd................................   3,989      21,066
*   Clal Insurance Enterprises Holdings, Ltd...........   1,202      17,375
    Delek Automotive Systems, Ltd......................   1,565      14,994
    Delek Group, Ltd...................................     304      74,359

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
ISRAEL -- (Continued)
    Delta-Galil Industries, Ltd........................     869 $   24,938
    Elbit Systems, Ltd.................................   1,672    102,803
*   Energix-Renewable Energies, Ltd....................     194         88
*   EZchip Semiconductor, Ltd..........................   1,254     23,889
    First International Bank Of Israel, Ltd............   1,558     19,546
    Frutarom Industries, Ltd...........................   1,591     49,853
    Harel Insurance Investments & Financial Services,
      Ltd..............................................   7,372     32,812
    Israel Chemicals, Ltd..............................   4,493     32,286
*   Israel Discount Bank, Ltd. Class A.................  86,504    135,153
    Ituran Location and Control, Ltd...................     659     13,818
*   Jerusalem Oil Exploration..........................     620     18,357
    Melisron, Ltd......................................   1,055     30,720
    Menorah Mivtachim Holdings, Ltd....................   1,497     13,167
    Migdal Insurance & Financial Holding, Ltd..........  14,687     17,486
*   Mizrahi Tefahot Bank, Ltd..........................   7,976     87,039
    NICE Systems, Ltd. Sponsored ADR...................   1,052     51,495
*   Nitsba Holdings 1995, Ltd..........................   1,297     17,700
*   Oil Refineries, Ltd................................  64,687     18,816
    Osem Investments, Ltd..............................   1,644     29,127
*   Partner Communications Co., Ltd....................   2,265      7,671
    Paz Oil Co., Ltd...................................     510     65,260
    Phoenix Holdings, Ltd. (The).......................   3,719     10,493
    Rami Levi Chain Stores Hashikma Marketing 2006,
      Ltd..............................................     345     13,624
    Shikun & Binui, Ltd................................  20,668     39,143
*   Strauss Group, Ltd.................................   1,894     27,742
    Teva Pharmaceutical Industries, Ltd. Sponsored
      ADR..............................................  17,002    966,734
                                                                ----------
TOTAL ISRAEL...........................................          2,537,096
                                                                ----------
ITALY -- (1.8%)
    A2A SpA............................................  92,871     88,515
    ACEA SpA...........................................   2,273     25,552
    Amplifon SpA.......................................   3,582     21,427
    Ansaldo STS SpA....................................   5,128     51,531
    Assicurazioni Generali SpA.........................  11,896    251,072
    Astaldi SpA........................................   6,016     38,242
    Atlantia SpA.......................................   7,483    192,602
*   Autogrill SpA......................................  11,303     96,559
    Azimut Holding SpA.................................   5,797    135,135
*   Banca Carige SpA................................... 134,474      9,004
    Banca Generali SpA.................................   2,587     72,270
    Banca IFIS SpA.....................................     825     14,193
*   Banca Monte dei Paschi di Siena SpA................  94,460     42,705
*   Banca Popolare dell'Emilia Romagna S.c.r.l.........  56,002    377,685
*   Banca Popolare dell'Etruria e del Lazio SC.........  17,542     10,304
*   Banca Popolare di Milano Scarl..................... 447,030    357,835
    Banca Popolare di Sondrio SCARL....................  30,719    119,282
*   Banco Popolare SC..................................  35,605    449,328
    Brembo SpA.........................................   2,221     78,272
    Brunello Cucinelli SpA.............................     549     11,293
    Buzzi Unicem SpA...................................   7,922     97,254
    Cementir Holding SpA...............................   3,101     20,748
*   CIR-Compagnie Industriali Riunite SpA..............  24,067     26,561
    CNH Industrial NV..................................  17,179    130,780

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
ITALY -- (Continued)
    Credito Emiliano SpA...............................   6,705 $   52,168
*   Credito Valtellinese SC............................  45,060     50,703
    Danieli & C Officine Meccaniche SpA................     668     16,378
    Davide Campari-Milano SpA..........................  11,496     77,925
    De'Longhi SpA......................................   4,219     76,054
    DiaSorin SpA.......................................     795     31,740
*   Ei Towers SpA......................................     399     19,799
    Enel Green Power SpA...............................  30,300     59,897
    Enel SpA...........................................  52,587    237,607
    Engineering SpA....................................     276     13,470
    Eni SpA............................................  72,310  1,216,874
    Eni SpA Sponsored ADR..............................   5,745    194,755
    ERG SpA............................................   5,884     70,060
    Esprinet SpA.......................................   1,725     11,796
*   Finmeccanica SpA...................................  19,676    214,893
*   Geox SpA...........................................   3,466     11,742
    GTECH SpA..........................................   2,733     53,717
    Hera SpA...........................................  44,327    108,636
    Industria Macchine Automatiche SpA.................     581     25,617
    Interpump Group SpA................................   5,712     81,414
    Intesa Sanpaolo SpA................................ 231,947    678,273
    Iren SpA...........................................  22,811     26,461
    Italcementi SpA....................................  12,685     87,332
    Luxottica Group SpA................................   2,626    156,147
    Luxottica Group SpA Sponsored ADR..................     341     20,211
*   Maire Tecnimont SpA................................   5,910     13,009
    MARR SpA...........................................   1,379     24,099
*   Mediaset SpA.......................................  31,495    143,021
    Mediobanca SpA.....................................  43,077    373,142
    Mediolanum SpA.....................................  13,029     92,650
    Parmalat SpA.......................................  24,247     68,661
*   Piaggio & C SpA....................................   7,330     22,313
    Pirelli & C. SpA...................................   9,665    137,039
    Prysmian SpA.......................................  11,958    221,206
    Recordati SpA......................................   6,622    109,440
    Reply SpA..........................................     199     15,395
*   Safilo Group SpA...................................   2,108     30,059
*   Saipem SpA.........................................   8,358     75,194
*   Salini Impregilo SpA...............................  20,489     74,723
    Salvatore Ferragamo SpA............................   2,769     80,159
*   Saras SpA..........................................  16,693     18,691
    SAVE SpA...........................................     741     11,130
    Snam SpA...........................................  28,787    140,850
    Societa Cattolica di Assicurazioni S.c.r.l.........   2,063     15,911
    Societa Iniziative Autostradali e Servizi SpA......   7,009     70,077
*   Sorin SpA..........................................  37,686     87,459
*   Telecom Italia SpA................................. 542,834    630,755
*   Telecom Italia SpA Sponsored ADR...................   8,643     99,394
    Tenaris SA(7538515)................................   1,680     23,707
    Tenaris SA(2167367)................................   1,289     36,401
    Terna Rete Elettrica Nazionale SpA.................  54,076    237,087
    Tod's SpA..........................................     367     37,711
    UniCredit SpA......................................  58,430    344,460

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
ITALY -- (Continued)
    Unione di Banche Italiane SCPA..................... 59,789 $   411,247
    Unipol Gruppo Finanziario SpA...................... 26,289     132,582
    UnipolSai SpA...................................... 60,948     168,947
    Vittoria Assicurazioni SpA.........................  1,833      19,168
*   World Duty Free SpA................................  6,218      68,496
*   Yoox SpA...........................................  3,142      67,985
                                                               -----------
TOTAL ITALY............................................         10,413,986
                                                               -----------
JAPAN -- (15.9%)
    77 Bank, Ltd. (The)................................ 26,000     143,792
    ABC-Mart, Inc......................................    600      29,930
    Accordia Golf Co., Ltd.............................  6,800      69,242
    Achilles Corp...................................... 10,000      12,840
    Adastria Holdings Co., Ltd.........................  1,300      34,241
    ADEKA Corp......................................... 10,900     133,712
    Aderans Co., Ltd...................................  1,200      10,653
    Advantest Corp.....................................  2,900      36,792
    Aeon Co., Ltd...................................... 57,424     606,520
    Aeon Delight Co., Ltd..............................  1,100      24,636
    Ai Holdings Corp...................................  1,600      27,859
    Aica Kogyo Co., Ltd................................  3,900      86,809
    Aichi Bank, Ltd. (The).............................    500      24,534
    Aichi Steel Corp...................................  8,000      33,165
    Aida Engineering, Ltd..............................  3,800      37,569
    Ain Pharmaciez, Inc................................  1,600      51,566
    Air Water, Inc..................................... 10,000     172,063
    Aisan Industry Co., Ltd............................  2,500      21,796
    Aisin Seiki Co., Ltd............................... 10,700     373,811
    Ajinomoto Co., Inc................................. 11,000     226,682
    Akebono Brake Industry Co., Ltd....................  5,900      20,831
    Akita Bank, Ltd. (The)............................. 10,000      27,729
    Alfresa Holdings Corp.............................. 12,200     144,641
    Alpen Co., Ltd.....................................  1,000      14,689
    Alpine Electronics, Inc............................  3,500      54,129
    Alps Electric Co., Ltd.............................  7,500     156,132
    Amada Co., Ltd..................................... 15,900     144,913
    Amano Corp.........................................  5,800      61,647
    Amiyaki Tei Co., Ltd...............................    300       9,982
    ANA Holdings, Inc.................................. 12,000      33,140
    Anest Iwata Corp...................................  1,800      11,940
    Anritsu Corp....................................... 13,700      89,825
    AOKI Holdings, Inc.................................  3,900      45,255
    Aomori Bank, Ltd. (The)............................ 10,000      29,552
    Aoyama Trading Co., Ltd............................  4,900     164,686
    Aozora Bank, Ltd................................... 21,000      76,423
    Arcland Sakamoto Co., Ltd..........................  1,100      20,518
    Arcs Co., Ltd......................................  1,900      39,147
    Ariake Japan Co., Ltd..............................    700      19,016
    Arisawa Manufacturing Co., Ltd.....................  2,400      18,277
    As One Corp........................................    800      21,404
    Asahi Co., Ltd.....................................  1,400      13,699
    Asahi Diamond Industrial Co., Ltd..................  5,200      53,017
    Asahi Glass Co., Ltd............................... 30,000     159,599

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Asahi Group Holdings, Ltd..........................  4,900 $160,753
    Asahi Holdings, Inc................................  1,900   28,197
    Asahi Intecc Co., Ltd..............................  1,400   74,199
    Asahi Kasei Corp................................... 38,000  375,290
    Asatsu-DK, Inc.....................................  4,000  100,062
    Asics Corp.........................................  2,900   71,164
    ASKA Pharmaceutical Co., Ltd.......................  1,200   12,818
    ASKUL Corp.........................................    600    9,329
    Astellas Pharma, Inc...............................  8,600  132,830
    Autobacs Seven Co., Ltd............................  5,200   76,131
    Avex Group Holdings, Inc...........................  6,700  112,984
    Awa Bank, Ltd. (The)............................... 23,000  123,956
    Axial Retailing, Inc...............................  1,100   25,314
    Azbil Corp.........................................  5,400  134,173
    Bandai Namco Holdings, Inc.........................  3,200   64,791
    Bando Chemical Industries, Ltd.....................  4,000   14,560
    Bank of Iwate, Ltd. (The)..........................  1,500   60,964
    Bank of Kyoto, Ltd. (The).......................... 27,000  226,360
    Bank of Nagoya, Ltd. (The)......................... 18,000   64,810
    Bank of Okinawa, Ltd. (The)........................  1,600   64,022
    Bank of Saga, Ltd. (The)...........................  6,000   13,697
    Bank of the Ryukyus, Ltd...........................  3,300   45,653
    Bank of Yokohama, Ltd. (The)....................... 40,000  215,835
    Belc Co., Ltd......................................    600   16,647
    Belluna Co., Ltd...................................  2,600   11,131
    Benesse Holdings, Inc..............................  5,000  149,518
    Bic Camera, Inc....................................  6,000   68,006
    BML, Inc...........................................    900   24,079
    Bridgestone Corp...................................  7,200  287,765
    Broadleaf Co., Ltd.................................  2,700   41,673
    Brother Industries, Ltd............................  6,500  111,318
    Bunka Shutter Co., Ltd.............................  5,000   40,399
    Calbee, Inc........................................  1,400   54,670
    Calsonic Kansei Corp............................... 20,000  113,643
    Canon Electronics, Inc.............................  1,200   21,224
    Canon Marketing Japan, Inc.........................  4,900   89,038
    Canon, Inc......................................... 10,700  338,499
    Canon, Inc. Sponsored ADR..........................  1,500   47,265
    Capcom Co., Ltd....................................  3,100   51,937
    Casio Computer Co., Ltd............................  6,200   97,060
    Cawachi, Ltd.......................................  1,100   17,534
    Central Glass Co., Ltd............................. 24,000  100,787
    Central Japan Railway Co...........................  1,000  171,484
    Century Tokyo Leasing Corp.........................  5,100  120,579
    Chiba Bank, Ltd. (The)............................. 27,000  181,958
    Chiba Kogyo Bank, Ltd. (The).......................  3,300   22,495
    Chiyoda Co., Ltd...................................  1,300   27,658
    Chiyoda Integre Co., Ltd...........................    900   16,852
*   Chubu Electric Power Co., Inc......................  9,400  124,117
    Chugai Pharmaceutical Co., Ltd.....................    500   14,948
    Chugoku Bank, Ltd. (The)........................... 13,300  189,190
    Chugoku Electric Power Co., Inc. (The).............  6,100   84,335
    Chugoku Marine Paints, Ltd.........................  4,000   35,209

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Chukyo Bank, Ltd. (The)............................  6,000 $ 10,541
    Citizen Holdings Co., Ltd.......................... 23,000  183,589
    CKD Corp...........................................  6,000   57,153
*   Clarion Co., Ltd................................... 13,000   38,350
    Cleanup Corp.......................................  1,400   10,360
    CMIC Holdings Co., Ltd.............................  1,000   17,072
    Coca-Cola East Japan Co., Ltd......................  5,900   98,235
    Coca-Cola West Co., Ltd............................  6,900   98,693
    Cocokara fine, Inc.................................    900   22,300
    COLOPL, Inc........................................  1,600   36,566
    Colowide Co., Ltd..................................  4,700   79,278
    COMSYS Holdings Corp...............................  8,200  111,555
*   COOKPAD, Inc.......................................    600   24,014
    Cosmo Oil Co., Ltd................................. 64,000   86,290
    Cosmos Pharmaceutical Corp.........................    500   80,567
    Credit Saison Co., Ltd.............................  4,000   67,386
    Cresco, Ltd........................................    900   12,635
    Dai Nippon Printing Co., Ltd....................... 17,000  152,888
    Dai Nippon Toryo Co., Ltd..........................  8,000   10,332
    Dai-ichi Life Insurance Co., Ltd. (The)............ 16,200  217,041
    Dai-ichi Seiko Co., Ltd............................    600   10,952
    Daibiru Corp.......................................  4,400   38,713
    Daicel Corp........................................ 15,000  186,497
    Daido Metal Co., Ltd...............................  3,000   28,158
    Daido Steel Co., Ltd............................... 29,000  113,590
    Daifuku Co., Ltd...................................  9,100  104,249
    Daihatsu Motor Co., Ltd............................ 12,700  177,095
    Daihen Corp........................................  9,000   43,414
    Daiho Corp.........................................  3,000   12,938
    Daiichi Jitsugyo Co., Ltd..........................  3,000   15,494
    Daiichi Sankyo Co., Ltd............................ 19,000  275,640
    Daiichikosho Co., Ltd..............................  4,200  121,630
    Daikin Industries, Ltd.............................  2,000  139,172
    Daikokutenbussan Co., Ltd..........................    500   19,379
    Daikyo, Inc........................................ 21,000   31,035
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd..............................................  7,000   38,112
    Daio Paper Corp.................................... 13,000  112,275
    Daisan Bank, Ltd. (The)............................  7,000   11,607
    Daiseki Co., Ltd...................................  2,300   38,999
    Daishi Bank, Ltd. (The)............................ 40,000  133,090
    Daiso Co., Ltd.....................................  4,000   14,908
    Daito Trust Construction Co., Ltd..................  1,400  155,841
    Daiwa House Industry Co., Ltd...................... 10,400  191,522
    Daiwa Securities Group, Inc........................ 33,000  239,770
    Daiwabo Holdings Co., Ltd.......................... 15,000   25,014
    DCM Holdings Co., Ltd..............................  8,900   59,380
    Dena Co., Ltd...................................... 13,000  170,946
    Denki Kagaku Kogyo K.K............................. 41,000  161,545
    Denso Corp.........................................  3,100  137,139
    Dentsu, Inc........................................  2,300   94,462
    Denyo Co., Ltd.....................................    900   14,863
    Descente, Ltd......................................  2,000   22,670
    DIC Corp........................................... 79,000  195,589

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Disco Corp.........................................    600 $ 54,968
    DMG Mori Seiki Co., Ltd............................  7,600   98,578
    Don Quijote Holdings Co., Ltd......................  1,200   87,369
    Doshisha Co., Ltd..................................  1,100   17,170
    Doutor Nichires Holdings Co., Ltd..................  1,700   24,162
    Dowa Holdings Co., Ltd............................. 17,000  135,740
    Dr Ci:Labo Co., Ltd................................    600   20,614
    DTS Corp...........................................  1,200   25,189
    Duskin Co., Ltd....................................  1,500   23,675
    Eagle Industry Co., Ltd............................  4,000   74,499
    Earth Chemical Co., Ltd............................    300   10,020
    East Japan Railway Co..............................  2,700  208,543
    Ebara Corp......................................... 32,000  123,085
    EDION Corp.........................................  8,300   61,554
    Ehime Bank, Ltd. (The).............................  7,000   14,882
    Eighteenth Bank, Ltd. (The)........................ 14,000   40,467
    Eiken Chemical Co., Ltd............................    900   13,982
    Eisai Co., Ltd.....................................  1,100   54,844
    Eizo Corp..........................................  1,700   36,935
    Elecom Co., Ltd....................................    600   13,661
    Electric Power Development Co., Ltd................  1,200   43,715
    Enplas Corp........................................    700   24,979
    EPS Holdings, Inc..................................  1,700   21,069
    Exedy Corp.........................................  3,300   72,571
    Ezaki Glico Co., Ltd...............................  1,400   57,343
    F@N Communications, Inc............................  1,200   13,505
    FamilyMart Co., Ltd................................  1,000   43,314
    Fancl Corp.........................................  2,200   35,211
    FANUC Corp.........................................    800  134,351
    Fast Retailing Co., Ltd............................    300  111,293
    FCC Co., Ltd.......................................  2,400   45,629
    Ferrotec Corp......................................  2,500   12,578
    FIDEA Holdings Co., Ltd............................  5,300    9,436
    Fields Corp........................................  1,100   13,981
    Financial Products Group Co., Ltd..................  1,000   14,113
    Foster Electric Co., Ltd...........................  2,200   41,328
    FP Corp............................................  3,200  111,683
    Fudo Tetra Corp....................................  6,900   14,083
    Fuji Co. Ltd/Ehime.................................    900   16,339
    Fuji Electric Co., Ltd............................. 56,000  239,467
    Fuji Heavy Industries, Ltd.........................  9,400  339,033
    Fuji Kyuko Co., Ltd................................  2,000   21,005
    Fuji Media Holdings, Inc...........................  4,400   55,310
    Fuji Oil Co. Ltd/Osaka.............................  7,900  101,500
    Fuji Seal International, Inc.......................  2,300   73,491
    Fuji Soft, Inc.....................................  2,100   42,024
    Fujibo Holdings, Inc............................... 13,000   34,262
    Fujicco Co., Ltd...................................  1,000   17,852
    FUJIFILM Holdings Corp.............................  7,400  250,103
    Fujikura, Ltd...................................... 22,000   91,402
    Fujimi, Inc........................................  1,200   18,636
    Fujimori Kogyo Co., Ltd............................    900   25,428
    Fujitec Co., Ltd...................................  8,100   83,007

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Fujitsu Frontech, Ltd..............................  1,000 $ 11,448
    Fujitsu General, Ltd...............................  7,000   68,661
    Fujitsu, Ltd....................................... 33,000  174,388
    Fukui Bank, Ltd. (The)............................. 11,000   24,540
    Fukuoka Financial Group, Inc....................... 26,000  129,760
    Fukushima Industries Corp..........................    800   12,004
    Fukuyama Transporting Co., Ltd..................... 13,000   72,690
    Furukawa Battery Co, Ltd. (The)....................  2,000   16,385
    Furukawa Co., Ltd.................................. 22,000   36,108
    Furukawa Electric Co., Ltd......................... 87,000  144,723
    Furuno Electric Co., Ltd...........................  1,400   14,407
    Futaba Industrial Co., Ltd.........................  4,000   19,977
    Fuyo General Lease Co., Ltd........................    600   19,314
    G-Tekt Corp........................................  1,200   11,433
    Gecoss Corp........................................  1,000   13,325
    Geo Holdings Corp..................................  2,700   26,418
    GLOBERIDE, Inc.....................................  8,000   12,960
    Glory, Ltd.........................................  4,600  120,550
    GMO internet, Inc..................................  5,000   41,283
    GMO Payment Gateway, Inc...........................    700   12,138
    Godo Steel, Ltd.................................... 10,000   16,092
    Goldcrest Co., Ltd.................................  1,300   20,260
    Gree, Inc.......................................... 12,100   68,928
    GS Yuasa Corp...................................... 36,000  162,464
    Gulliver International Co., Ltd....................  3,000   23,810
*   GungHo Online Entertainment, Inc...................  5,600   19,222
    Gunma Bank, Ltd. (The)............................. 30,000  197,251
    Gunze, Ltd......................................... 17,000   44,035
    Gurunavi, Inc......................................  1,500   23,936
    H2O Retailing Corp.................................  6,600  116,577
    Hachijuni Bank, Ltd. (The)......................... 32,000  210,879
    Hakuhodo DY Holdings, Inc..........................  8,500   84,486
    Hamakyorex Co., Ltd................................    500   17,677
    Hamamatsu Photonics K.K............................  1,100   51,828
    Hankyu Hanshin Holdings, Inc....................... 46,000  255,688
    Hanwa Co., Ltd..................................... 19,000   70,978
    Happinet Corp......................................    800    8,914
    Harmonic Drive Systems, Inc........................    800   12,677
    Haseko Corp........................................  9,500   77,188
    Hazama Ando Corp................................... 16,900  110,687
    Heiwa Corp.........................................  5,000  100,573
    Heiwa Real Estate Co., Ltd.........................  3,200   45,538
    Heiwado Co., Ltd...................................  2,800   59,364
    HI-LEX Corp........................................    400   11,460
    Hiday Hidaka Corp..................................    500   15,727
    Higashi Nihon House Co., Ltd.......................  3,400   14,849
    Higashi-Nippon Bank, Ltd. (The)....................  7,000   19,696
    Higo Bank, Ltd. (The).............................. 18,000   97,607
    Hikari Tsushin, Inc................................    600   34,477
    Hino Motors, Ltd...................................  6,200   87,782
    Hiroshima Bank, Ltd. (The)......................... 41,000  203,941
    HIS Co., Ltd.......................................  1,500   51,434
    Hisamitsu Pharmaceutical Co., Inc..................  1,300   44,232

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Hitachi Capital Corp...............................   6,000 $  117,964
    Hitachi Chemical Co., Ltd..........................   4,600     92,544
    Hitachi Construction Machinery Co., Ltd............   6,700    123,867
    Hitachi High-Technologies Corp.....................   2,500     77,662
    Hitachi Koki Co., Ltd..............................   5,600     40,332
    Hitachi Kokusai Electric, Inc......................   7,000     95,143
    Hitachi Metals, Ltd................................   6,000     97,772
    Hitachi Transport System, Ltd......................   5,900     77,186
    Hitachi Zosen Corp.................................  14,300     78,351
    Hitachi, Ltd....................................... 137,000  1,034,636
    Hitachi, Ltd. ADR..................................   2,000    150,760
    Hogy Medical Co., Ltd..............................   1,100     57,184
*   Hokkaido Electric Power Co., Inc...................   9,800     79,161
    Hokkoku Bank, Ltd. (The)...........................  28,000     89,334
    Hokuetsu Bank, Ltd. (The)..........................  11,000     20,016
    Hokuetsu Industries Co., Ltd.......................   1,000      9,059
    Hokuetsu Kishu Paper Co., Ltd......................  12,200     57,459
    Hokuhoku Financial Group, Inc...................... 100,000    206,066
    Hokuriku Electric Power Co.........................   7,400    104,578
    Hokuto Corp........................................   1,200     22,087
    Honda Motor Co., Ltd...............................  49,000  1,478,563
    Honda Motor Co., Ltd. Sponsored ADR................  10,600    320,332
    Honeys Co., Ltd....................................   1,300     11,592
    Horiba, Ltd........................................   3,500    114,000
    Hoshizaki Electric Co., Ltd........................     800     40,559
    House Foods Group, Inc.............................   3,500     70,022
    Hoya Corp..........................................   3,100    120,133
    Hyakugo Bank, Ltd. (The)...........................  30,000    127,022
    Hyakujushi Bank, Ltd. (The)........................  27,000     90,635
    Ibiden Co., Ltd....................................  12,900    193,930
    IBJ Leasing Co., Ltd...............................     500      9,418
    Ichibanya Co., Ltd.................................     300     12,438
    ICHINEN HOLDINGS Co., Ltd..........................     400      3,712
    Ichiyoshi Securities Co., Ltd......................   2,200     22,258
    Idec Corp..........................................   1,300     11,468
    Idemitsu Kosan Co., Ltd............................   9,400    156,904
    Ihara Chemical Industry Co., Ltd...................   1,500     16,836
    IHI Corp...........................................  25,000    130,252
    Iida Group Holdings Co., Ltd.......................   4,600     57,213
    Iino Kaiun Kaisha, Ltd.............................   5,900     34,435
    Imasen Electric Industrial.........................   1,000     12,904
    Inaba Denki Sangyo Co., Ltd........................   2,100     70,918
    Inabata & Co., Ltd.................................   3,000     27,340
    Ines Corp..........................................   1,800     13,442
    Internet Initiative Japan, Inc.....................   2,200     46,148
    Iriso Electronics Co., Ltd.........................   1,200     69,754
    Iseki & Co., Ltd...................................  15,000     28,617
    Isetan Mitsukoshi Holdings, Ltd....................   6,600     93,583
*   Ishihara Sangyo Kaisha, Ltd........................  27,000     23,437
    Isuzu Motors, Ltd..................................  16,800    223,650
    IT Holdings Corp...................................   7,600    126,239
    Ito En, Ltd........................................   3,500     67,235
    ITOCHU Corp........................................  35,200    356,416

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Itochu Enex Co., Ltd...............................  6,600 $ 51,449
    Itochu Techno-Solutions Corp.......................  1,900   67,806
    Itoham Foods, Inc..................................  8,000   45,674
    Itoki Corp.........................................  2,300   11,356
    Iwai Cosmo Holdings, Inc...........................  1,500   17,065
    Iwatani Corp....................................... 14,000   90,382
    Iyo Bank, Ltd. (The)............................... 11,500  132,700
    Izumi Co., Ltd.....................................  1,500   53,797
    J Front Retailing Co., Ltd......................... 18,300  233,201
    J-Oil Mills, Inc...................................  7,000   25,034
    Jamco Corp.........................................    500   13,572
*   Janome Sewing Machine Co., Ltd..................... 17,000   19,652
    Japan Airport Terminal Co., Ltd....................  1,600   72,096
    Japan Aviation Electronics Industry, Ltd...........  4,000   90,404
*   Japan Communications, Inc..........................  4,700   20,115
    Japan Drilling Co., Ltd............................    400   14,316
    Japan Exchange Group, Inc..........................  5,300  123,333
    Japan Steel Works, Ltd. (The)...................... 29,000  116,006
    Japan Tobacco, Inc.................................  8,600  234,235
    Japan Wool Textile Co., Ltd. (The).................  3,000   20,003
    Jeol, Ltd..........................................  5,000   24,209
    JFE Holdings, Inc.................................. 11,500  253,315
    JGC Corp...........................................  8,000  162,703
    Jin Co., Ltd.......................................    600   18,281
    Joshin Denki Co., Ltd..............................  2,000   16,836
    Jowa Holdings Co., Ltd.............................  1,400   43,299
    Joyo Bank, Ltd. (The).............................. 22,000  110,576
    JSP Corp...........................................  1,000   19,984
    JSR Corp...........................................  4,100   72,266
    JTEKT Corp.........................................  8,200  135,236
    Juki Corp..........................................  5,000   16,343
    Juroku Bank, Ltd. (The)............................ 30,000   98,993
*   JVC Kenwood Corp...................................  9,900   23,467
    JX Holdings, Inc................................... 75,000  276,767
    K's Holdings Corp..................................  4,300  126,290
    kabu.com Securities Co., Ltd.......................  6,100   33,005
*   Kadokawa Dwango Corp...............................  2,000   29,607
    Kaga Electronics Co., Ltd..........................  1,300   16,517
    Kagome Co., Ltd....................................  1,500   23,755
    Kagoshima Bank, Ltd. (The)......................... 18,000  112,632
    Kajima Corp........................................ 24,000   94,957
    Kakaku.com, Inc....................................  6,200   87,706
    Kaken Pharmaceutical Co., Ltd......................  3,000   63,836
    Kameda Seika Co., Ltd..............................  1,100   37,094
    Kamigumi Co., Ltd.................................. 19,000  189,868
    Kanamoto Co., Ltd..................................  3,100   80,654
    Kandenko Co., Ltd..................................  9,000   53,206
    Kaneka Corp........................................ 27,000  164,797
    Kanematsu Corp..................................... 40,000   56,976
*   Kansai Electric Power Co., Inc. (The).............. 11,100  107,325
    Kansai Paint Co., Ltd..............................  4,000   69,913
    Kansai Urban Banking Corp..........................  1,600   16,105
*   Kanto Denka Kogyo Co., Ltd.........................  4,000   18,967

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Kao Corp...........................................   3,800 $166,623
    Kasai Kogyo Co., Ltd...............................   2,000   17,014
    Kasumi Co., Ltd....................................   2,200   18,453
    Katakura Industries Co., Ltd.......................   1,400   14,519
    Kato Sangyo Co., Ltd...............................   1,900   34,836
    Kato Works Co., Ltd................................   6,000   46,913
    Kawasaki Heavy Industries, Ltd.....................  29,000  138,943
    Kawasaki Kisen Kaisha, Ltd.........................  73,000  208,960
    KDDI Corp..........................................   7,500  529,417
    Keihan Electric Railway Co., Ltd...................  21,000  127,494
    Keihin Corp........................................   5,100   81,291
    Keikyu Corp........................................   5,000   38,997
    Keio Corp..........................................  11,000   89,573
    Keisei Electric Railway Co., Ltd...................   6,000   77,292
    Keiyo Bank, Ltd. (The).............................  28,000  152,762
    Kewpie Corp........................................   3,800   88,229
    KEY Coffee, Inc....................................     900   12,975
    Keyence Corp.......................................     200   93,487
    Kikkoman Corp......................................   3,000   88,485
    Kinden Corp........................................  11,000  130,298
    Kintetsu Corp......................................  31,000  109,287
    Kintetsu World Express, Inc........................   1,300   55,357
    Kinugawa Rubber Industrial Co., Ltd................   4,000   17,925
    Kirin Holdings Co., Ltd............................  22,800  306,984
    Kito Corp..........................................   1,100   10,540
    Kitz Corp..........................................   6,700   31,815
    Kiyo Bank, Ltd. (The)..............................   2,700   33,684
*   KNT-CT Holdings Co., Ltd...........................  10,000   13,632
    Koa Corp...........................................   2,400   21,976
    Kobayashi Pharmaceutical Co., Ltd..................   1,200   80,255
    Kobe Steel, Ltd.................................... 215,000  377,069
    Kohnan Shoji Co., Ltd..............................   2,200   24,870
    Koito Manufacturing Co., Ltd.......................   4,000  130,061
    Kokuyo Co., Ltd....................................   8,300   63,259
    Komatsu, Ltd.......................................   9,200  180,407
    Komeri Co., Ltd....................................   3,400   72,924
    Konami Corp........................................   6,300  117,549
    Konica Minolta, Inc................................  27,100  298,219
    Konishi Co., Ltd...................................   1,200   20,567
    Kose Corp..........................................   1,300   58,203
    Kubota Corp........................................   8,000  118,763
    Kubota Corp. Sponsored ADR.........................   1,000   74,165
*   Kumagai Gumi Co., Ltd..............................  23,000   72,789
    Kumiai Chemical Industry Co., Ltd..................   2,000   15,564
    Kura Corp..........................................     800   24,102
    Kurabo Industries, Ltd.............................  20,000   33,540
    Kuraray Co., Ltd...................................  12,000  150,683
    Kureha Corp........................................  11,000   45,825
    Kurimoto, Ltd......................................   8,000   15,008
    Kurita Water Industries, Ltd.......................   6,600  140,603
    Kuroda Electric Co., Ltd...........................   3,800   54,443
    Kusuri No Aoki Co., Ltd............................     300   19,930
    KYB Co., Ltd.......................................  19,000   75,395

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Kyocera Corp.......................................  2,200 $ 96,832
    Kyocera Corp. Sponsored ADR........................  1,500   65,580
    Kyodo Printing Co., Ltd............................  5,000   16,758
    Kyoei Steel, Ltd...................................  1,100   20,438
    Kyokuto Kaihatsu Kogyo Co., Ltd....................  2,400   27,131
    Kyokuto Securities Co., Ltd........................  1,600   23,045
    Kyokuyo Co., Ltd...................................  6,000   14,109
    KYORIN Holdings, Inc...............................  3,300   66,722
    Kyoritsu Maintenance Co., Ltd......................    800   44,687
    Kyowa Exeo Corp....................................  7,700   81,263
    Kyowa Hakko Kirin Co., Ltd.........................  6,000   68,325
    Kyudenko Corp......................................  3,000   40,291
*   Kyushu Electric Power Co., Inc.....................  7,600   73,341
    Lawson, Inc........................................  1,400   91,534
*   Leopalace21 Corp................................... 14,600   94,466
    Life Corp..........................................    800   11,446
    Lintec Corp........................................  4,900  107,826
    Lion Corp.......................................... 17,000   92,351
    LIXIL Group Corp...................................  8,700  169,511
    M3, Inc............................................  3,900   78,451
    Macnica, Inc.......................................    800   23,578
    Maeda Corp.........................................  6,000   45,971
    Maeda Road Construction Co., Ltd...................  7,000  110,464
    Makino Milling Machine Co., Ltd.................... 13,000  111,703
    Makita Corp........................................  3,600  159,684
    Makita Corp. Sponsored ADR.........................    300   14,130
    Mandom Corp........................................    800   27,012
    Mars Engineering Corp..............................    700   12,384
    Marubeni Corp...................................... 46,200  255,012
    Marudai Food Co., Ltd.............................. 11,000   39,397
    Maruha Nichiro Corp................................  1,700   25,298
    Marui Group Co., Ltd............................... 16,500  171,511
    Marusan Securities Co., Ltd........................  3,500   24,197
    Maruwa Co., Ltd....................................    500   13,506
    Marvelous, Inc.....................................  1,500   22,492
    Matsui Securities Co., Ltd.........................  2,200   18,607
    Matsumotokiyoshi Holdings Co., Ltd.................  2,000   65,911
    Max Co., Ltd.......................................  2,000   21,739
    Mazda Motor Corp...................................  9,800  201,296
    McDonald's Holdings Co. Japan, Ltd.................  1,500   32,901
    Medipal Holdings Corp.............................. 11,100  129,507
    Megachips Corp.....................................  1,200   14,417
    Megmilk Snow Brand Co., Ltd........................  4,300   59,115
    Meidensha Corp..................................... 21,000   62,640
    MEIJI Holdings Co., Ltd............................  1,700  186,790
    Meisei Industrial Co., Ltd.........................  2,000   11,851
    Meitec Corp........................................  1,900   55,445
    Melco Holdings, Inc................................  1,000   15,784
    Message Co., Ltd...................................    600   16,019
    Micronics Japan Co., Ltd...........................    600   16,224
    Mie Bank, Ltd. (The)...............................  5,000   11,081
    Milbon Co., Ltd....................................    900   25,458
    Mimasu Semiconductor Industry Co., Ltd.............  1,400   15,839

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Minato Bank, Ltd. (The)............................  16,000 $   30,798
    Minebea Co., Ltd...................................  13,000    200,566
    Ministop Co., Ltd..................................   1,100     14,844
    Miraca Holdings, Inc...............................   3,400    152,275
    Mirait Holdings Corp...............................   7,100     82,315
    Misawa Homes Co., Ltd..............................   2,000     17,719
    MISUMI Group, Inc..................................   3,100    115,796
    Mito Securities Co., Ltd...........................   4,400     15,288
    Mitsuba Corp.......................................   4,900     86,955
    Mitsubishi Chemical Holdings Corp.................. 116,400    603,281
    Mitsubishi Corp....................................  20,500    357,627
    Mitsubishi Electric Corp...........................  20,000    231,315
    Mitsubishi Estate Co., Ltd.........................   4,000     80,483
    Mitsubishi Gas Chemical Co., Inc...................  29,000    131,119
    Mitsubishi Heavy Industries, Ltd...................  80,000    441,567
    Mitsubishi Logistics Corp..........................   8,000    118,977
    Mitsubishi Materials Corp..........................  64,000    201,815
    Mitsubishi Motors Corp.............................  19,500    164,857
    Mitsubishi Nichiyu Forklift Co., Ltd...............   2,200     13,516
*   Mitsubishi Paper Mills, Ltd........................  21,000     15,458
    Mitsubishi Pencil Co., Ltd.........................     900     26,585
    Mitsubishi Shokuhin Co., Ltd.......................     700     15,538
    Mitsubishi Steel Manufacturing Co., Ltd............  11,000     22,269
    Mitsubishi Tanabe Pharma Corp......................   4,500     71,141
    Mitsubishi UFJ Financial Group, Inc................ 237,500  1,262,138
    Mitsubishi UFJ Financial Group, Inc. ADR...........  47,200    250,160
    Mitsuboshi Belting Co., Ltd........................   3,000     24,519
    Mitsui & Co., Ltd..................................  18,600    236,680
    Mitsui & Co., Ltd. Sponsored ADR...................     400    101,600
    Mitsui Chemicals, Inc..............................  74,000    216,522
    Mitsui Engineering & Shipbuilding Co., Ltd.........  91,000    147,948
    Mitsui Fudosan Co., Ltd............................   5,000    126,408
    Mitsui Matsushima Co., Ltd.........................  11,000     11,623
    Mitsui Mining & Smelting Co., Ltd..................  71,000    148,260
    Mitsui OSK Lines, Ltd..............................  33,000    111,407
    Mitsui Sugar Co., Ltd..............................   6,000     20,346
    Mitsui-Soko Holdings Co., Ltd......................   8,000     26,820
    Miura Co., Ltd.....................................   5,600     63,252
    Miyazaki Bank, Ltd. (The)..........................  11,000     38,110
    Mizuho Financial Group, Inc........................ 526,400    860,726
    Mizuno Corp........................................   9,000     44,261
    Mochida Pharmaceutical Co., Ltd....................     800     43,930
    Monex Group, Inc...................................  12,200     25,047
    Monogatari Corp. (The).............................     300     10,402
    MonotaRO Co., Ltd..................................   1,300     32,977
    Morinaga & Co., Ltd................................  10,000     31,113
    Morinaga Milk Industry Co., Ltd....................  20,000     86,463
    Morita Holdings Corp...............................   1,800     19,866
    Moshi Moshi Hotline, Inc...........................   1,800     19,862
    MS&AD Insurance Group Holdings.....................   8,500    206,671
    Murata Manufacturing Co., Ltd......................   1,400    151,136
    Musashi Seimitsu Industry Co., Ltd.................   2,300     43,307
    Musashino Bank, Ltd. (The).........................   3,400    111,444

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Nabtesco Corp......................................   2,700 $ 69,705
    Nachi-Fujikoshi Corp...............................  20,000  107,543
    Nagase & Co., Ltd..................................  10,800  134,262
    Nagoya Railroad Co., Ltd...........................  18,000   70,713
    Nakanishi, Inc.....................................     800   29,288
    Nankai Electric Railway Co., Ltd...................  23,000   92,079
    Nanto Bank, Ltd. (The).............................  17,000   56,991
    NEC Corp........................................... 167,000  471,717
    NEC Networks & System Integration Corp.............   1,900   40,832
    NET One Systems Co., Ltd...........................   4,900   29,285
    Neturen Co., Ltd...................................   2,200   16,399
    Nexon Co., Ltd.....................................   3,300   32,483
    NGK Insulators, Ltd................................   4,000   80,605
    NGK Spark Plug Co., Ltd............................   3,800  112,651
    NH Foods, Ltd......................................   7,000  173,055
    NHK Spring Co., Ltd................................  15,600  140,709
    Nichi-iko Pharmaceutical Co., Ltd..................   5,300   95,441
    Nichias Corp.......................................   6,000   32,942
    Nichicon Corp......................................   6,900   52,519
    Nichiha Corp.......................................   1,400   14,985
    Nichii Gakkan Co...................................   2,700   28,165
    Nichirei Corp......................................  31,000  164,328
    Nichireki Co., Ltd.................................   2,000   15,722
    Nidec Corp.........................................   1,600  108,877
    Nifco, Inc.........................................   4,900  168,790
    Nihon Kohden Corp..................................   1,300   64,304
    Nihon M&A Center, Inc..............................   1,300   45,118
    Nihon Nohyaku Co., Ltd.............................   5,600   65,862
    Nihon Parkerizing Co., Ltd.........................   3,900   92,979
    Nihon Unisys, Ltd..................................   8,000   69,951
    Nikkiso Co., Ltd...................................   7,300   64,242
    Nikon Corp.........................................  10,900  138,302
    Nippo Corp.........................................   5,000   77,747
    Nippon Carbon Co., Ltd.............................   8,000   16,329
*   Nippon Chemi-Con Corp..............................  16,000   45,145
    Nippon Coke & Engineering Co., Ltd.................  12,200   11,351
    Nippon Concrete Industries Co., Ltd................   2,700   12,860
*   Nippon Denko Co., Ltd..............................   8,500   21,424
    Nippon Densetsu Kogyo Co., Ltd.....................   3,400   48,786
    Nippon Electric Glass Co., Ltd.....................  35,000  180,636
    Nippon Express Co., Ltd............................  30,000  175,014
    Nippon Flour Mills Co., Ltd........................  10,000   47,428
    Nippon Gas Co., Ltd................................   1,900   46,712
    Nippon Kayaku Co., Ltd.............................  11,000  153,450
    Nippon Koei Co., Ltd...............................   5,000   20,097
    Nippon Konpo Unyu Soko Co., Ltd....................   6,800  105,960
    Nippon Light Metal Holdings Co., Ltd...............  38,200   57,110
    Nippon Paint Holdings Co., Ltd.....................   3,000   93,976
    Nippon Paper Industries Co., Ltd...................   8,700  137,191
    Nippon Piston Ring Co., Ltd........................   6,000   12,072
    Nippon Road Co., Ltd. (The)........................   5,000   23,873
    Nippon Seiki Co., Ltd..............................   2,000   45,230
    Nippon Sharyo, Ltd.................................   4,000   12,026

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
*   Nippon Sheet Glass Co., Ltd........................  87,000 $ 79,875
    Nippon Shinyaku Co., Ltd...........................   2,000   66,068
    Nippon Shokubai Co., Ltd...........................  10,000  134,325
    Nippon Signal Co., Ltd. (The)......................   2,900   31,540
    Nippon Soda Co., Ltd...............................  15,000   85,309
    Nippon Steel & Sumikin Bussan Corp.................  17,000   62,108
    Nippon Steel & Sumikin Texeng Co., Ltd.............   2,000    8,668
    Nippon Steel & Sumitomo Metal Corp................. 171,000  399,677
*   Nippon Suisan Kaisha, Ltd..........................  26,600   91,914
    Nippon Synthetic Chemical Industry Co., Ltd.
      (The)............................................   4,000   24,598
    Nippon Telegraph & Telephone Corp..................   1,700  100,617
    Nippon Telegraph & Telephone Corp. ADR.............   1,800   53,172
    Nippon Thompson Co., Ltd...........................   5,000   24,227
    Nippon Valqua Industries, Ltd......................   4,000   10,553
*   Nippon Yakin Kogyo Co., Ltd........................   7,400   14,770
    Nippon Yusen K.K...................................  69,000  205,145
    Nipro Corp.........................................  15,800  138,383
    Nishi-Nippon City Bank, Ltd. (The).................  50,000  162,368
    Nishi-Nippon Railroad Co., Ltd.....................  20,000   86,584
    Nishimatsu Construction Co., Ltd...................  24,000   96,412
    Nishimatsuya Chain Co., Ltd........................   2,400   19,117
    Nishio Rent All Co., Ltd...........................   2,200   67,391
    Nissan Chemical Industries, Ltd....................   7,400  136,243
    Nissan Motor Co., Ltd..............................  80,900  689,852
    Nissan Shatai Co., Ltd.............................   7,200   79,125
    Nissei ASB Machine Co., Ltd........................     600   14,113
    Nissei Build Kogyo Co., Ltd........................   4,000    9,498
    Nissha Printing Co., Ltd...........................   4,300   68,927
    Nisshin Oillio Group, Ltd. (The)...................  11,000   40,008
    Nisshin Seifun Group, Inc..........................  16,400  201,699
    Nisshin Steel Co., Ltd.............................   9,500   98,338
    Nisshinbo Holdings, Inc............................  13,000  146,083
    Nissin Electric Co., Ltd...........................   3,000   17,812
    Nissin Foods Holdings Co., Ltd.....................     400   21,588
    Nissin Kogyo Co., Ltd..............................   4,500   68,889
    Nitori Holdings Co., Ltd...........................   1,500   84,809
    Nitta Corp.........................................   1,000   24,022
    Nittetsu Mining Co., Ltd...........................   5,000   17,674
    Nitto Boseki Co., Ltd..............................  18,000   62,952
    Nitto Denko Corp...................................   3,500  208,945
    Nitto Kogyo Corp...................................   3,800   73,272
    Nitto Kohki Co., Ltd...............................     600   11,172
    Nittoc Construction Co., Ltd.......................   2,500   11,975
    Nittoku Engineering Co., Ltd.......................   1,100   12,001
    NOF Corp...........................................  15,000   96,063
    Nohmi Bosai, Ltd...................................   1,300   16,260
    NOK Corp...........................................   3,900  112,185
    Nomura Co., Ltd....................................   1,700   16,035
    Nomura Holdings, Inc...............................  47,800  254,136
    Nomura Holdings, Inc. ADR..........................  10,300   54,487
    Nomura Real Estate Holdings, Inc...................   6,300  106,009
    Nomura Research Institute, Ltd.....................   2,300   78,094
    Noritake Co., Ltd..................................   7,000   17,565

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Noritz Corp........................................  1,900 $ 29,913
    North Pacific Bank, Ltd............................ 19,300   71,897
    NS Solutions Corp..................................  1,000   24,278
    NS United Kaiun Kaisha, Ltd........................ 12,000   39,094
    NSD Co., Ltd.......................................  1,700   26,250
    NSK, Ltd........................................... 12,000  140,623
    NTN Corp........................................... 46,000  196,867
    NTT Data Corp......................................  3,100  117,917
    NTT DOCOMO, Inc.................................... 39,900  673,564
    NTT DOCOMO, Inc. Sponsored ADR.....................  1,100   18,568
    NTT Urban Development Corp.........................  6,900   66,200
    Nuflare Technology, Inc............................    200    7,287
    Obara Group, Inc...................................    500   24,955
    Obayashi Corp...................................... 15,000   94,953
    Obayashi Road Corp.................................  2,000   11,690
    Obic Co., Ltd......................................  1,700   57,026
    Odakyu Electric Railway Co., Ltd................... 11,000  107,011
    Ogaki Kyoritsu Bank, Ltd. (The).................... 32,000   98,240
    Ohsho Food Service Corp............................    600   24,101
    Oiles Corp.........................................  2,000   36,909
    Oita Bank, Ltd. (The).............................. 20,000   70,107
    Oji Holdings Corp.................................. 55,000  207,320
    Okabe Co., Ltd.....................................  2,000   17,246
    Okamoto Industries, Inc............................  3,000   10,998
    Okamura Corp.......................................  5,000   36,627
    Oki Electric Industry Co., Ltd..................... 55,000  112,342
    Okinawa Cellular Telephone Co......................    400   11,544
    Okinawa Electric Power Co., Inc. (The).............  1,000   34,642
    OKUMA Corp......................................... 13,000  110,617
    Okumura Corp....................................... 18,000   82,137
*   Olympus Corp.......................................  2,600   89,918
    Omron Corp.........................................  3,000  119,936
    Onward Holdings Co., Ltd........................... 14,000   90,284
    Open House Co., Ltd................................    800   13,697
    Oracle Corp. Japan.................................    500   20,787
    Organo Corp........................................  2,000    8,069
    Oriental Land Co., Ltd.............................    500  121,145
    Osaka Gas Co., Ltd................................. 31,000  122,191
    Osaka Steel Co., Ltd...............................    800   15,122
    OSAKA Titanium Technologies Co., Ltd...............    900   18,858
    Osaki Electric Co., Ltd............................  2,000   13,595
    OSG Corp...........................................  9,000  165,706
    Otsuka Corp........................................  3,400  117,395
    Otsuka Holdings Co., Ltd...........................  6,400  198,010
    Pacific Industrial Co., Ltd........................  3,000   24,348
*   Pacific Metals Co., Ltd............................ 14,000   37,715
    Pack Corp. (The)...................................    700   13,760
    Pal Co., Ltd.......................................    900   23,377
    Paltac Corp........................................  2,300   28,951
    PanaHome Corp......................................  7,000   42,057
    Panasonic Corp..................................... 21,200  240,829
    Panasonic Corp. Sponsored ADR......................  5,200   59,020
    Paramount Bed Holdings Co., Ltd....................  1,000   27,659

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Parco Co., Ltd.....................................  1,800 $ 15,330
    Park24 Co., Ltd....................................  3,700   63,309
    Penta-Ocean Construction Co., Ltd.................. 27,400  104,433
    Pigeon Corp........................................  1,500   93,658
    Pilot Corp.........................................  1,300   77,051
    Piolax, Inc........................................    600   28,823
*   Pioneer Corp....................................... 36,200   68,075
    Plenus Co., Ltd....................................  1,300   22,356
    Pola Orbis Holdings, Inc...........................  1,100   46,843
    Press Kogyo Co., Ltd...............................  7,000   23,582
    Pressance Corp.....................................    600   19,172
    Prima Meat Packers, Ltd............................ 15,000   39,002
    Raito Kogyo Co., Ltd...............................  4,000   39,630
*   Rakuten, Inc.......................................  7,600  105,216
    Relo Holdings, Inc.................................    500   37,261
    Rengo Co., Ltd..................................... 27,000  113,442
    Resona Holdings, Inc............................... 47,000  233,177
    Resorttrust, Inc...................................  3,200   76,640
    Ricoh Co., Ltd..................................... 48,200  470,209
    Ricoh Leasing Co., Ltd.............................  1,300   34,022
    Riken Corp.........................................  6,000   23,497
    Rinnai Corp........................................    800   53,549
    Riso Kagaku Corp...................................  2,000   34,772
    Rock Field Co., Ltd................................    700   12,480
    Rohto Pharmaceutical Co., Ltd......................  7,300   98,049
    Roland DG Corp.....................................    400   11,896
    Round One Corp.....................................  9,100   56,826
    Royal Holdings Co., Ltd............................  2,500   35,750
    Ryobi, Ltd......................................... 10,000   26,898
    Ryoden Trading Co., Ltd............................  2,000   13,755
    Ryohin Keikaku Co., Ltd............................    400   44,311
    Ryosan Co., Ltd....................................  2,500   53,068
    S Foods, Inc.......................................    700   12,558
    Sac's Bar Holdings, Inc............................  1,000   14,411
    Saibu Gas Co., Ltd.................................  9,000   19,934
    Saizeriya Co., Ltd.................................  3,700   59,893
    Sakai Chemical Industry Co., Ltd...................  6,000   21,352
    Sakata INX Corp....................................  2,000   21,159
    Sakata Seed Corp...................................  2,300   39,946
    San-A Co., Ltd.....................................  1,600   53,417
    San-Ai Oil Co., Ltd................................  4,000   26,543
    San-In Godo Bank, Ltd. (The)....................... 15,000  122,393
    Sanden Corp........................................ 14,000   65,384
    Sangetsu Co., Ltd..................................  3,300   88,380
    Sanken Electric Co., Ltd........................... 13,000  106,330
    Sanki Engineering Co., Ltd.........................  2,700   16,376
    Sankyo Co., Ltd....................................  1,800   64,692
    Sankyo Tateyama, Inc...............................  1,800   27,681
    Sankyu, Inc........................................ 31,000  124,015
    Sanrio Co., Ltd....................................  1,500   37,168
    Sanshin Electronics Co., Ltd.......................  1,700   11,592
    Santen Pharmaceutical Co., Ltd.....................  1,200   74,885
    Sanwa Holdings Corp................................ 14,100   97,504

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Sanyo Chemical Industries, Ltd.....................   6,000 $ 43,500
    Sanyo Denki Co., Ltd...............................   2,000   14,367
    Sanyo Shokai, Ltd..................................   8,000   18,849
    Sanyo Special Steel Co., Ltd.......................   9,000   30,205
    Sapporo Holdings, Ltd..............................  37,000  155,854
    Sato Holdings Corp.................................   1,400   32,398
    Sawai Pharmaceutical Co., Ltd......................   1,200   72,618
    SBI Holdings, Inc..................................  14,000  149,598
    SCREEN Holdings Co., Ltd...........................   6,000   35,630
    SCSK Corp..........................................   1,300   32,371
    Secom Co., Ltd.....................................   2,100  121,897
    Sega Sammy Holdings, Inc...........................   4,400   57,298
    Seikitokyu Kogyo Co., Ltd..........................   3,100   14,629
    Seiko Epson Corp...................................   5,000  203,065
    Seiko Holdings Corp................................  20,000  109,087
    Seino Holdings Co., Ltd............................  13,000  141,457
    Seiren Co., Ltd....................................   3,200   26,083
    Sekisui Chemical Co., Ltd..........................  23,000  251,545
    Sekisui House, Ltd.................................  15,200  196,559
    Sekisui Jushi Corp.................................   1,600   21,270
    Senko Co., Ltd.....................................  12,000   69,365
    Senshu Ikeda Holdings, Inc.........................  21,300   94,581
    Senshukai Co., Ltd.................................   1,800   12,693
    Seria Co., Ltd.....................................   1,500   43,294
    Seven & I Holdings Co., Ltd........................   8,400  307,390
    Seven Bank, Ltd....................................   8,200   36,701
*   Sharp Corp.........................................  47,000   92,003
    Shibuya Kogyo Co., Ltd.............................     500   10,365
    Shiga Bank, Ltd. (The).............................  23,000  128,295
    Shikoku Bank, Ltd. (The)...........................   9,000   18,810
    Shikoku Chemicals Corp.............................   2,000   15,535
*   Shikoku Electric Power Co., Inc....................   7,700   96,828
    Shima Seiki Manufacturing, Ltd.....................   2,600   45,634
    Shimachu Co., Ltd..................................   4,500  112,794
    Shimadzu Corp......................................   8,000   83,119
    Shimamura Co., Ltd.................................   1,900  169,007
    Shimano, Inc.......................................     700   92,535
    Shimizu Corp.......................................  16,000  110,394
    Shin-Etsu Chemical Co., Ltd........................   2,300  152,293
    Shindengen Electric Manufacturing Co., Ltd.........   8,000   42,907
    Shinko Electric Industries Co., Ltd................   8,800   61,639
    Shinko Plantech Co., Ltd...........................   2,400   17,932
    Shinko Shoji Co., Ltd..............................   1,400   14,492
    Shinmaywa Industries, Ltd..........................   9,000   87,669
    Shinsei Bank, Ltd..................................  44,000   79,751
    Shionogi & Co., Ltd................................   5,800  174,042
    Ship Healthcare Holdings, Inc......................   3,200   79,415
    Shiseido Co., Ltd..................................  10,200  163,595
    Shizuoka Bank, Ltd. (The)..........................  15,000  137,066
    Shizuoka Gas Co., Ltd..............................   3,100   19,795
    Showa Corp.........................................   5,000   50,794
    Showa Denko K.K.................................... 165,000  210,883
    Showa Sangyo Co., Ltd..............................   6,000   24,715

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Showa Shell Sekiyu K.K.............................  15,500 $151,273
    Siix Corp..........................................   1,100   23,615
    Sintokogio, Ltd....................................   3,200   22,591
    SKY Perfect JSAT Holdings, Inc.....................  15,800   95,683
    SMC Corp...........................................     200   53,633
    SMK Corp...........................................   3,000   12,462
    SMS Co., Ltd.......................................   1,000    9,014
    Sodick Co., Ltd....................................   3,800   32,775
    Softbank Corp......................................   7,500  441,388
    Sogo Medical Co., Ltd..............................     700   33,724
    Sohgo Security Services Co., Ltd...................   2,600   66,545
    Sojitz Corp........................................ 105,000  135,723
    Sompo Japan Nipponkoa Holdings, Inc................  10,400  288,569
    Sony Corp..........................................  16,200  381,041
    Sony Corp. Sponsored ADR...........................   9,300  216,597
    Sony Financial Holdings, Inc.......................   4,700   65,321
    Sotetsu Holdings, Inc..............................  20,000   91,461
    Square Enix Holdings Co., Ltd......................   2,100   46,104
    St Marc Holdings Co., Ltd..........................     600   38,582
    Stanley Electric Co., Ltd..........................   3,500   77,900
    Star Micronics Co., Ltd............................   1,600   19,989
    Start Today Co., Ltd...............................   1,500   30,320
    Starts Corp., Inc..................................   2,400   33,270
    Studio Alice Co., Ltd..............................     900   14,096
    Sugi Holdings Co., Ltd.............................     700   32,867
*   Sumco Corp.........................................   4,400   73,844
    Sumitomo Bakelite Co., Ltd.........................  24,000   99,334
    Sumitomo Chemical Co., Ltd.........................  92,000  361,956
    Sumitomo Corp......................................  15,400  151,973
    Sumitomo Dainippon Pharma Co., Ltd.................   4,100   43,100
    Sumitomo Densetsu Co., Ltd.........................   1,200   14,216
    Sumitomo Electric Industries, Ltd..................  31,700  408,476
    Sumitomo Forestry Co., Ltd.........................  11,200  104,171
    Sumitomo Heavy Industries, Ltd.....................  37,000  200,222
    Sumitomo Metal Mining Co., Ltd.....................  13,000  185,797
*   Sumitomo Mitsui Construction Co., Ltd..............  69,800   97,739
    Sumitomo Mitsui Financial Group, Inc...............  28,500  956,370
    Sumitomo Mitsui Trust Holdings, Inc................  48,000  168,793
    Sumitomo Osaka Cement Co., Ltd.....................  46,000  133,761
    Sumitomo Real Estate Sales Co., Ltd................     600   14,192
    Sumitomo Realty & Development Co., Ltd.............   2,000   63,794
    Sumitomo Riko Co, Ltd..............................   3,000   24,457
    Sumitomo Rubber Industries, Ltd....................  10,600  164,835
    Sumitomo Seika Chemicals Co., Ltd..................   4,000   28,343
    Sumitomo Warehouse Co., Ltd. (The).................  14,000   78,361
    Sun Frontier Fudousan Co., Ltd.....................   1,000    7,772
    Sundrug Co., Ltd...................................   1,900   80,649
    Suntory Beverage & Food, Ltd.......................   3,500  122,740
    Suruga Bank, Ltd...................................   3,600   67,593
    Suzuken Co., Ltd...................................   5,500  154,948
    Suzuki Motor Corp..................................  10,700  338,336
*   SWCC Showa Holdings Co., Ltd.......................  17,000   14,214
    Sysmex Corp........................................   2,500  111,718

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    T RAD Co., Ltd.....................................  5,000 $ 10,192
    T&D Holdings, Inc.................................. 21,500  242,124
    T-Gaia Corp........................................  1,000   10,863
    Tachi-S Co., Ltd...................................  1,800   26,223
    Tachibana Eletech Co., Ltd.........................    900   12,432
    Tadano, Ltd........................................ 12,000  144,430
    Taiheiyo Cement Corp............................... 36,000  105,637
    Taiho Kogyo Co., Ltd...............................  1,100   12,231
    Taikisha, Ltd......................................  1,400   33,304
    Taiko Pharmaceutical Co., Ltd......................    700   10,772
    Taisei Corp........................................ 14,000   81,207
    Taiyo Holdings Co., Ltd............................    500   18,176
    Taiyo Nippon Sanso Corp............................  4,000   47,923
    Taiyo Yuden Co., Ltd............................... 11,900  147,666
    Takara Holdings, Inc............................... 10,900   69,527
    Takara Leben Co., Ltd..............................  4,700   24,517
    Takara Standard Co., Ltd...........................  9,000   68,489
    Takasago International Corp........................  4,000   19,893
    Takasago Thermal Engineering Co., Ltd..............  3,500   43,908
    Takashimaya Co., Ltd............................... 25,000  219,277
    Takata Corp........................................  2,000   23,326
    Takeda Pharmaceutical Co., Ltd.....................  8,600  429,650
    Takeei Corp........................................  1,300   10,039
    Takeuchi Manufacturing Co., Ltd....................  1,400   51,348
    Takiron Co., Ltd...................................  3,000   13,312
    Takuma Co., Ltd....................................  7,000   49,344
    Tamron Co., Ltd....................................  1,100   21,486
    Tamura Corp........................................  4,000   13,458
    Tanseisha Co., Ltd.................................  1,700   11,634
    Tatsuta Electric Wire and Cable Co., Ltd...........  2,500   10,422
    TDK Corp...........................................  3,100  193,197
    TDK Corp. Sponsored ADR............................  1,200   76,620
    Teijin, Ltd........................................ 81,000  241,286
    Terumo Corp........................................  4,400  109,115
    THK Co., Ltd.......................................  4,300  104,428
    Toa Corp.(6894434).................................  1,200   12,043
    Toa Corp.(6894508)................................. 15,000   25,518
    TOA ROAD Corp......................................  4,000   14,662
    Toagosei Co., Ltd.................................. 31,000  123,915
*   Tobishima Corp..................................... 10,400   22,685
    Tobu Railway Co., Ltd.............................. 20,000   96,181
    TOC Co., Ltd.......................................  2,600   15,805
    Tocalo Co., Ltd....................................  1,000   16,835
    Tochigi Bank, Ltd. (The)...........................  6,000   27,707
    Toda Corp.......................................... 23,000   82,256
    Toei Co., Ltd......................................  6,000   34,750
    Toho Bank, Ltd. (The).............................. 16,000   56,181
    Toho Co., Ltd......................................  1,200   27,152
    Toho Gas Co., Ltd.................................. 19,000  103,242
    Toho Holdings Co., Ltd.............................  5,600   77,997
    Toho Zinc Co., Ltd................................. 11,000   34,529
    Tohoku Electric Power Co., Inc.....................  8,100  102,033
    Tokai Carbon Co., Ltd.............................. 20,000   57,626

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
JAPAN -- (Continued)
    Tokai Corp/Gifu....................................    400 $   12,432
    TOKAI Holdings Corp................................  5,300     23,879
    Tokai Rika Co., Ltd................................  5,400    111,197
    Token Corp.........................................    500     20,723
    Tokio Marine Holdings, Inc.........................  9,100    317,701
    Tokio Marine Holdings, Inc. ADR....................  1,600     55,888
    Tokuyama Corp...................................... 20,000     44,428
    Tokyo Dome Corp.................................... 16,000     74,005
*   Tokyo Electric Power Co., Inc...................... 25,600    108,637
    Tokyo Gas Co., Ltd................................. 20,000    119,302
*   Tokyo Rope Manufacturing Co., Ltd..................  8,000     15,006
    Tokyo Seimitsu Co., Ltd............................  3,500     71,175
    Tokyo Steel Manufacturing Co., Ltd.................  9,200     69,133
    Tokyo Tatemono Co., Ltd............................ 26,000    175,531
    Tokyo Tekko Co., Ltd...............................  3,000     14,968
*   Tokyo TY Financial Group, Inc......................  1,700     48,662
    Tokyu Construction Co., Ltd........................  3,000     15,156
    Tokyu Corp......................................... 11,000     72,801
    Tokyu Fudosan Holdings Corp........................ 15,100     93,591
    TOMONY Holdings, Inc...............................  9,200     39,719
    Tomy Co., Ltd......................................  5,200     28,805
    TonenGeneral Sekiyu K.K............................  5,000     44,204
    Topcon Corp........................................  3,800     75,299
    Toppan Forms Co., Ltd..............................  4,300     44,678
    Toppan Printing Co., Ltd........................... 20,000    133,601
    Topre Corp.........................................  3,100     42,633
    Topy Industries, Ltd............................... 14,000     31,530
    Toray Industries, Inc.............................. 24,000    204,434
    Tosei Corp.........................................  1,700     10,380
    Toshiba Corp....................................... 46,000    183,935
    Toshiba Machine Co., Ltd........................... 10,000     38,348
    Toshiba Plant Systems & Services Corp..............  4,200     64,377
    Toshiba TEC Corp................................... 13,000     80,194
    Tosoh Corp......................................... 49,000    264,152
    Totetsu Kogyo Co., Ltd.............................  1,200     28,642
    TOTO, Ltd..........................................  6,000     66,236
    Towa Bank, Ltd. (The).............................. 18,000     14,778
    Towa Pharmaceutical Co., Ltd.......................  1,000     45,487
    Toyo Construction Co., Ltd.........................  5,000     23,955
    Toyo Engineering Corp..............................  6,000     20,221
    Toyo Ink SC Holdings Co., Ltd...................... 28,000    131,065
    Toyo Kanetsu K.K...................................  7,000     14,295
    Toyo Kohan Co., Ltd................................  3,000     15,398
    Toyo Securities Co., Ltd...........................  5,000     14,652
    Toyo Seikan Group Holdings, Ltd.................... 15,300    196,301
    Toyo Suisan Kaisha, Ltd............................  2,200     77,398
    Toyo Tire & Rubber Co., Ltd........................  5,300    119,375
    Toyobo Co., Ltd.................................... 88,000    118,354
    Toyoda Gosei Co., Ltd..............................  6,600    145,395
    Toyota Boshoku Corp................................  7,200     95,047
    Toyota Motor Corp.................................. 54,200  3,494,324
    Toyota Motor Corp. Sponsored ADR................... 10,100  1,301,385
    Toyota Tsusho Corp................................. 14,800    350,501

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    TPR Co., Ltd.......................................  3,000 $ 75,916
    Trancom Co., Ltd...................................    500   21,442
    Transcosmos, Inc...................................  1,000   17,506
*   Trend Micro, Inc...................................  2,600   73,427
    Trusco Nakayama Corp...............................  1,100   29,296
    TS Tech Co., Ltd...................................  5,700  143,611
    TSI Holdings Co., Ltd..............................  3,900   22,295
    Tsubakimoto Chain Co............................... 13,000  104,668
    Tsugami Corp.......................................  3,000   17,136
    Tsukishima Kikai Co., Ltd..........................  1,500   16,197
    Tsukuba Bank, Ltd..................................  5,300   15,472
    Tsukui Corp........................................  2,600   24,030
    Tsumura & Co.......................................  4,300   97,851
    Tsuruha Holdings, Inc..............................    900   60,476
    Tsurumi Manufacturing Co., Ltd.....................    700   11,689
    UACJ Corp.......................................... 27,000   66,312
    Ube Industries, Ltd................................ 78,000  116,817
    UKC Holdings Corp..................................    800   12,286
*   Ulvac, Inc.........................................  6,100   87,373
    Unicharm Corp......................................  3,400   93,683
    Union Tool Co......................................    500   13,963
    Unipres Corp.......................................  4,400   76,542
    United Arrows, Ltd.................................  1,000   28,423
*   Unitika, Ltd....................................... 55,000   25,600
    Universal Entertainment Corp.......................  1,000   16,908
    UNY Group Holdings Co., Ltd........................ 26,800  154,196
*   Usen Corp..........................................  5,200   13,629
    Ushio, Inc......................................... 11,300  130,912
    USS Co., Ltd.......................................  5,100   80,012
    Valor Co., Ltd.....................................  5,500  103,748
    Vital KSK Holdings, Inc............................  1,700   13,059
    VT Holdings Co., Ltd............................... 10,900   43,867
    Wacoal Holdings Corp............................... 11,000  109,031
    Wacom Co., Ltd.....................................  6,100   25,773
    Wakachiku Construction Co., Ltd....................  6,000   10,270
    Wakita & Co., Ltd..................................  3,700   35,070
    Warabeya Nichiyo Co., Ltd..........................  1,000   16,730
    WATAMI Co., Ltd....................................  1,500   14,847
    West Japan Railway Co..............................  1,700   87,437
    Wowow, Inc.........................................    200    8,627
    Xebio Co., Ltd.....................................  2,300   35,601
    Yahagi Construction Co., Ltd.......................  1,600   11,914
    Yahoo Japan Corp................................... 20,600   69,280
    Yakult Honsha Co., Ltd.............................  1,200   72,679
    YAMABIKO Corp......................................    500   21,518
    Yamada Denki Co., Ltd.............................. 61,800  229,595
    Yamagata Bank, Ltd. (The).......................... 11,000   46,427
    Yamaguchi Financial Group, Inc..................... 15,000  156,059
    Yamaha Corp........................................  9,700  141,260
    Yamaha Motor Co., Ltd..............................  7,200  157,913
    Yamaichi Electronics Co., Ltd......................  1,700   11,826
    Yamanashi Chuo Bank, Ltd. (The).................... 11,000   43,930
    Yamatane Corp......................................  7,000   10,363

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
JAPAN -- (Continued)
    Yamato Holdings Co., Ltd...........................  4,900 $   110,821
    Yamato Kogyo Co., Ltd..............................  2,500      64,340
    Yamazaki Baking Co., Ltd........................... 11,000     161,953
    Yamazen Corp.......................................  2,700      18,981
    Yaoko Co., Ltd.....................................  1,100      71,511
    Yaskawa Electric Corp..............................  8,200     104,829
    Yellow Hat, Ltd....................................    800      15,649
    Yokogawa Bridge Holdings Corp......................  1,600      17,924
    Yokogawa Electric Corp.............................  3,300      34,550
    Yokohama Reito Co., Ltd............................  2,900      20,116
    Yokohama Rubber Co., Ltd. (The).................... 19,000     178,751
    Yomiuri Land Co., Ltd..............................  3,000      11,984
    Yondoshi Holdings, Inc.............................    900      13,786
    Yorozu Corp........................................  1,000      19,365
    Yoshinoya Holdings Co., Ltd........................  4,800      54,356
    Yuasa Trading Co., Ltd.............................  1,400      28,808
    Yurtec Corp........................................  3,000      20,280
    Yusen Logistics Co., Ltd...........................  1,200      14,368
    Zenrin Co., Ltd....................................  1,400      18,012
    Zensho Holdings Co., Ltd........................... 12,700     114,829
    Zeon Corp.......................................... 15,000     153,176
    ZERIA Pharmaceutical Co., Ltd......................    900      14,569
                                                               -----------
TOTAL JAPAN............................................         91,491,120
                                                               -----------
LUXEMBOURG -- (0.0%)
*   GAGFAH SA..........................................  1,475      32,868
                                                               -----------
NETHERLANDS -- (1.8%)
    Aalberts Industries NV............................. 10,945     315,223
    Accell Group.......................................    828      12,631
    Aegon NV(007924103)................................  3,029      21,627
    Aegon NV(5927375).................................. 53,480     381,145
    Akzo Nobel NV...................................... 13,433     967,729
    Akzo Nobel NV Sponsored ADR........................  1,806      43,579
*   AMG Advanced Metallurgical Group NV................  2,138      15,964
    Amsterdam Commodities NV...........................    802      19,120
*   APERAM SA..........................................  5,633     146,230
    Arcadis NV.........................................  7,192     217,668
    ArcelorMittal(B03XPL1)............................. 32,509     310,581
    ArcelorMittal(B295F26)............................. 11,759     113,357
    ASM International NV...............................  4,964     202,536
    ASML Holding NV(B908F01)...........................  1,057     109,865
    ASML Holding NV(B929F46)...........................  1,499     156,358
    BE Semiconductor Industries NV.....................  2,758      55,977
    BinckBank NV.......................................  3,427      28,150
    Boskalis Westminster NV............................  7,957     351,767
    Brunel International NV............................  1,181      19,162
    Corbion NV.........................................  4,732      78,389
    Delta Lloyd NV..................................... 21,875     413,299
    Fugro NV...........................................  3,682      79,845
*   Galapagos NV.......................................  1,601      32,743
    Gemalto NV.........................................  2,362     171,026
*   Grontmij...........................................  3,131      12,553

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
NETHERLANDS -- (Continued)
    Heijmans NV........................................   1,613 $    15,421
    Heineken NV........................................   3,026     225,825
*   ING Groep NV.......................................  20,769     258,209
*   ING Groep NV Sponsored ADR.........................  38,057     473,429
    Kendrion NV........................................     655      17,913
    Koninklijke Ahold NV...............................  32,566     587,767
    Koninklijke BAM Groep NV...........................  10,935      32,821
    Koninklijke DSM NV.................................   5,539     293,793
    Koninklijke KPN NV................................. 215,021     663,637
    Koninklijke Philips NV(5986622)....................  13,991     385,800
    Koninklijke Philips NV(500472303)..................   8,678     239,426
    Koninklijke Ten Cate NV............................   1,828      40,501
    Koninklijke Vopak NV...............................   2,808     156,595
*   PostNL NV..........................................  39,479     142,807
    Randstad Holding NV................................   9,843     517,387
    Reed Elsevier NV...................................  10,039     245,439
    Reed Elsevier NV Sponsored ADR.....................   1,192      58,146
*   Royal Imtech NV....................................   2,423      11,174
*   SBM Offshore NV....................................  18,200     198,568
    Sligro Food Group NV...............................     643      24,532
    TKH Group NV.......................................   3,783     117,626
    TNT Express NV.....................................  46,241     302,431
*   TomTom NV..........................................   7,299      47,962
    Unilever NV(B12T3J1)...............................   6,494     281,610
    Unilever NV(904784709).............................   6,398     277,481
    USG People NV......................................   4,229      48,738
    Wessanen...........................................   5,625      35,918
    Wolters Kluwer NV..................................  19,698     588,435
                                                                -----------
TOTAL NETHERLANDS......................................          10,565,915
                                                                -----------
NEW ZEALAND -- (0.3%)
    Air New Zealand, Ltd...............................  30,816      58,300
    Auckland International Airport, Ltd................  72,094     233,171
    Contact Energy, Ltd................................  25,017     128,392
    Fisher & Paykel Healthcare Corp., Ltd..............  35,481     159,991
    Fletcher Building, Ltd.(6341606)...................  27,389     166,382
    Fletcher Building, Ltd.(6341617)...................   2,494      15,097
    Freightways, Ltd...................................   3,218      13,974
    Infratil, Ltd......................................  26,719      61,344
    Mainfreight, Ltd...................................   3,188      37,068
    Nuplex Industries, Ltd.............................   7,213      15,628
    Port of Tauranga, Ltd..............................   2,272      29,299
    Restaurant Brands New Zealand, Ltd.................   3,753      10,371
    Ryman Healthcare, Ltd..............................  12,031      72,020
    Sky Network Television, Ltd........................  10,151      44,634
    SKYCITY Entertainment Group, Ltd...................  39,625     113,046
    Spark New Zealand, Ltd............................. 131,726     315,642
    Trade Me Group, Ltd................................   1,824       4,808
    TrustPower, Ltd....................................   1,960      11,933

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
NEW ZEALAND -- (Continued)
    Vector, Ltd........................................   6,941 $   14,895
                                                                ----------
TOTAL NEW ZEALAND......................................          1,505,995
                                                                ----------
NORWAY -- (0.6%)
    Akastor ASA........................................   5,360     13,178
    Aker ASA Class A...................................   2,454     52,414
*   Aker Solutions ASA.................................   5,237     25,566
    American Shipping ASA..............................   1,624      6,271
*   Archer, Ltd........................................  21,569      8,558
    Atea ASA...........................................   4,996     55,494
    Austevoll Seafood ASA..............................   6,962     40,658
    Bakkafrost P/F.....................................   1,443     29,979
    BW Offshore, Ltd...................................  27,960     26,888
*   Det Norske Oljeselskap ASA.........................   9,999     41,780
    DNB ASA............................................  22,287    322,908
*   DNO ASA............................................  18,199     40,097
    Gjensidige Forsikring ASA..........................   2,872     48,417
    Hexagon Composites ASA.............................   4,649     11,355
*   Hoegh LNG Holdings, Ltd............................   1,329     13,072
*   Kongsberg Automotive ASA...........................  39,277     30,879
    Kongsberg Gruppen ASA..............................     898     15,186
    Kvaerner ASA.......................................  14,228     16,567
    Leroey Seafood Group ASA...........................   1,178     41,303
    Marine Harvest ASA.................................   8,947    117,040
*   Nordic Semiconductor ASA...........................   7,410     51,174
    Norsk Hydro ASA....................................  33,492    196,824
*   Norwegian Air Shuttle ASA..........................   1,413     55,506
    Opera Software ASA.................................   2,434     32,244
    Orkla ASA..........................................  12,237     90,185
    Petroleum Geo-Services ASA.........................  18,576    101,003
    Prosafe SE.........................................  11,536     30,799
*   REC Silicon ASA.................................... 212,716     45,426
*   REC Solar ASA......................................   1,222     16,061
    Salmar ASA.........................................   2,977     45,959
    Schibsted ASA......................................   1,489     95,918
    Seadrill, Ltd.(B09RMQ1)............................   2,040     21,801
    Seadrill, Ltd.(B0HWHV8)............................  10,731    115,251
    SpareBank 1 SR Bank ASA............................  10,784     67,718
    Statoil ASA........................................  29,449    493,161
    Statoil ASA Sponsored ADR..........................  13,666    229,589
    Stolt-Nielsen, Ltd.................................     829     13,089
*   Storebrand ASA.....................................  58,294    176,222
    Subsea 7 SA........................................   9,381     79,800
    Telenor ASA........................................   5,837    125,395
    TGS Nopec Geophysical Co. ASA......................   1,730     40,128
    Tomra Systems ASA..................................  12,754    102,470
    Veidekke ASA.......................................   4,241     43,836
    Wilh Wilhelmsen ASA................................   2,459     13,736
    Wilh Wilhelmsen Holding ASA Class A................     517     10,027

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
NORWAY -- (Continued)
    Yara International ASA.............................     3,792 $  197,420
                                                                  ----------
TOTAL NORWAY...........................................            3,448,352
                                                                  ----------
PORTUGAL -- (0.2%)
    Altri SGPS SA......................................     9,313     32,259
*   Banco BPI SA.......................................    23,504     22,056
*   Banco Comercial Portugues SA....................... 1,891,818    133,233
    Corticeira Amorim SGPS SA..........................     4,333     16,241
    EDP - Energias de Portugal SA......................    46,372    176,396
    EDP Renovaveis SA..................................    14,956     99,974
    Galp Energia SGPS SA...............................    30,239    319,457
    Jeronimo Martins SGPS SA...........................     5,951     64,011
    Mota-Engil SGPS SA.................................     5,569     17,029
    NOS SGPS...........................................    12,165     77,224
    Portucel SA........................................    22,017     88,821
    REN - Redes Energeticas Nacionais SGPS SA..........    13,113     37,186
    Semapa-Sociedade de Investimento e Gestao..........     3,574     41,840
    Sonae SGPS SA......................................    75,813     99,255
                                                                  ----------
TOTAL PORTUGAL.........................................            1,224,982
                                                                  ----------
SINGAPORE -- (1.0%)
*   Biosensors International Group, Ltd................    98,000     46,670
    Boustead Singapore, Ltd............................    12,000     15,956
    Bukit Sembawang Estates, Ltd.......................     3,000     11,799
    CapitaLand, Ltd....................................    60,000    153,994
    Chip Eng Seng Corp., Ltd...........................    44,000     29,494
    City Developments, Ltd.............................    15,000    111,180
    ComfortDelGro Corp., Ltd...........................    55,000    116,628
    Cosco Corp. Singapore, Ltd.........................    75,000     29,943
    CSE Global, Ltd....................................    44,000     19,003
    CWT, Ltd...........................................    18,000     22,352
    DBS Group Holdings, Ltd............................    40,000    583,185
    Dyna-Mac Holdings, Ltd.............................    38,000      9,707
    Ezion Holdings, Ltd................................   159,000    149,072
    Ezra Holdings, Ltd.................................    62,400     24,401
    First Resources, Ltd...............................    39,600     54,392
    Genting Singapore P.L.C............................   131,000    104,448
    Global Logistic Properties, Ltd....................    40,000     74,632
    Golden Agri-Resources, Ltd.........................   277,000     85,926
    Great Eastern Holdings, Ltd........................     1,000     17,873
    GuocoLand, Ltd.....................................    11,000     14,604
    GuocoLeisure, Ltd..................................    34,000     23,956
    Ho Bee Land, Ltd...................................    14,000     21,413
    Hong Fok Corp., Ltd................................    22,000     14,763
    Hongkong Land Holdings, Ltd........................    13,000     96,266
    Hutchison Port Holdings Trust......................    86,000     61,323
    Hyflux, Ltd........................................    34,000     23,922
    Indofood Agri Resources, Ltd.......................    35,000     18,299
    Jardine Cycle & Carriage, Ltd......................     1,000     31,212
    Keppel Corp., Ltd..................................    16,000    102,761
    Keppel Land, Ltd...................................    58,000    194,501
    Lian Beng Group, Ltd...............................    40,000     18,592

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SINGAPORE -- (Continued)
    M1, Ltd............................................   9,000 $   24,885
    Midas Holdings, Ltd................................  50,000     12,512
    Nam Cheong, Ltd.................................... 133,000     30,759
*   Neptune Orient Lines, Ltd..........................  80,600     60,075
    Noble Group, Ltd................................... 321,000    251,101
    Olam International, Ltd............................  21,000     30,574
    OSIM International, Ltd............................  17,000     24,318
    OUE, Ltd...........................................  13,000     21,112
    Oversea-Chinese Banking Corp., Ltd.................  29,000    222,435
    Petra Foods, Ltd...................................   5,000     14,741
    Raffles Education Corp., Ltd.......................  50,000     12,208
    Raffles Medical Group, Ltd.........................  13,000     38,107
    SATS, Ltd..........................................  47,000    102,727
    SembCorp Industries, Ltd...........................  53,000    168,537
    SembCorp Marine, Ltd...............................  31,000     68,600
    Sheng Siong Group, Ltd.............................  34,000     18,188
    Sinarmas Land, Ltd.................................  80,000     38,332
    Singapore Airlines, Ltd............................  25,000    233,513
    Singapore Exchange, Ltd............................  19,000    109,001
    Singapore Post, Ltd................................  72,000    113,823
    Singapore Press Holdings, Ltd......................  17,000     51,843
    Singapore Technologies Engineering, Ltd............  39,000     96,740
    Singapore Telecommunications, Ltd..................  81,000    243,929
*   Sino Grandness Food Industry Group, Ltd............  38,000     14,145
    SMRT Corp., Ltd....................................  34,000     43,949
    Stamford Land Corp., Ltd...........................  26,000     10,843
    StarHub, Ltd.......................................   6,000     18,519
    Super Group, Ltd...................................  22,000     18,028
    Swiber Holdings, Ltd...............................  58,500      8,251
    Swissco Holdings, Ltd..............................  16,000      5,450
    Tat Hong Holdings, Ltd.............................  18,000      9,819
    Tuan Sing Holdings, Ltd............................  58,000     17,332
    UMS Holdings, Ltd..................................  27,000     10,263
    United Industrial Corp., Ltd.......................  18,000     46,869
    United Overseas Bank, Ltd..........................  30,000    513,023
    UOB-Kay Hian Holdings, Ltd.........................  13,000     14,488
    UOL Group, Ltd.....................................  33,000    175,621
*   Vard Holdings, Ltd.................................  47,000     17,493
    Venture Corp., Ltd.................................  25,000    150,125
    Wilmar International, Ltd..........................  31,400     74,518
    Wing Tai Holdings, Ltd.............................  35,000     47,299
                                                                ----------
TOTAL SINGAPORE........................................          5,466,362
                                                                ----------
SPAIN -- (1.9%)
    Abengoa SA.........................................   3,998     12,770
    Abengoa SA Class B.................................  38,151    112,720
    Abertis Infraestructuras SA........................  11,293    221,145
*   Acciona SA.........................................   2,814    201,156
    Acerinox SA........................................  12,346    183,800
    ACS Actividades de Construccion y Servicios SA.....   4,231    147,153
*   Almirall SA........................................   2,529     44,117
    Amadeus IT Holding SA Class A......................   6,550    262,683
    Atresmedia Corp de Medios de Comunicacion SA.......   5,203     76,450

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SPAIN -- (Continued)
    Banco Bilbao Vizcaya Argentaria SA.................  64,559 $  551,486
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR...  24,657    210,078
    Banco de Sabadell SA............................... 195,061    492,936
    Banco Popular......................................     218        925
    Banco Popular Espanol SA...........................  51,702    218,542
    Banco Santander SA................................. 190,952  1,284,356
    Banco Santander SA Sponsored ADR...................  58,745    393,004
*   Bankia SA..........................................  98,184    128,413
    Bankinter SA.......................................  27,005    187,619
    Bolsas y Mercados Espanoles SA.....................   4,869    200,155
    CaixaBank SA.......................................  37,727    164,330
    Cie Automotive SA..................................   2,469     35,542
    Construcciones y Auxiliar de Ferrocarriles SA......     184     61,858
    Distribuidora Internacional de Alimentacion SA.....  34,941    226,212
    Duro Felguera SA...................................   4,383     17,592
    Ebro Foods SA......................................   4,622     78,646
    Enagas SA..........................................   6,413    203,084
    Ence Energia y Celulosa S.A........................   8,869     26,525
    Faes Farma SA(B1PQHS6).............................   6,866     13,982
    Faes Farma SA(BTGQBZ6).............................     254        518
    Ferrovial SA.......................................   6,373    126,433
*   Fomento de Construcciones y Contratas SA...........   9,741    120,580
*   Gamesa Corp. Tecnologica SA........................  23,825    235,551
    Gas Natural SDG SA.................................   7,673    180,114
    Grifols SA.........................................   1,720     72,153
    Grupo Catalana Occidente SA........................   3,802    108,709
    Iberdrola SA....................................... 183,823  1,268,824
    Inditex SA.........................................   7,037    207,405
    Indra Sistemas SA..................................   7,679     78,446
    Mapfre SA..........................................  59,300    199,625
*   Mediaset Espana Comunicacion SA....................  13,400    163,133
    Melia Hotels International SA......................   6,041     69,391
    Miquel y Costas & Miquel SA........................     433     15,003
*   NH Hotel Group SA..................................  21,552    106,404
    Obrascon Huarte Lain SA............................   3,660     84,571
    Papeles y Cartones de Europa SA....................   3,685     17,713
*   Promotora de Informaciones SA Class A.............. 122,123     32,385
    Prosegur Cia de Seguridad SA.......................  15,155     84,290
    Red Electrica Corp. SA.............................   2,482    211,462
    Repsol SA..........................................  20,547    363,976
    Repsol SA Sponsored ADR............................   7,571    134,764
*   Sacyr SA...........................................  13,357     49,398
    Tecnicas Reunidas SA...............................   1,290     50,165
    Telefonica SA......................................  45,195    677,713
    Telefonica SA Sponsored ADR........................   6,054     90,265
    Tubacex SA.........................................   8,420     24,631
    Tubos Reunidos SA..................................   7,042     12,611
    Vidrala SA.........................................     928     46,144
    Viscofan SA........................................   2,688    155,521
    Zardoya Otis SA....................................   4,468     50,884

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
SPAIN -- (Continued)
*   Zeltia SA..........................................  7,298 $    24,850
                                                               -----------
TOTAL SPAIN............................................         10,820,911
                                                               -----------
SWEDEN -- (2.3%)
    AAK AB.............................................  2,653     144,104
    AddTech AB Class B.................................  1,003      14,160
    AF AB Class B......................................  3,179      48,700
    Alfa Laval AB......................................  5,461     101,439
    Assa Abloy AB Class B..............................  6,373     348,055
    Atlas Copco AB Class A.............................  5,076     150,293
    Atlas Copco AB Class B.............................  2,062      56,398
    Atrium Ljungberg AB Class B........................    804      12,116
    Avanza Bank Holding AB.............................  1,217      40,142
    Axfood AB..........................................    825      50,070
    Axis Communications AB.............................  3,423      91,633
    B&B Tools AB Class B...............................  1,238      21,179
    Betsson AB.........................................  2,396      89,789
    Bilia AB Class A...................................  3,054      92,622
    BillerudKorsnas AB................................. 17,346     263,303
    Boliden AB......................................... 24,032     375,421
    Bure Equity AB.....................................  2,880      13,482
    Byggmax Group AB...................................  5,674      37,647
    Castellum AB....................................... 11,308     177,811
    Clas Ohlson AB Class B.............................  3,825      59,142
*   Cloetta AB Class B................................. 18,859      57,117
    Concentric AB......................................  2,299      29,370
    Duni AB............................................  1,892      27,971
    Electrolux AB Series B.............................  6,517     200,583
    Elekta AB Class B..................................  8,715      93,419
    Fabege AB..........................................  8,421     114,951
*   Fastighets AB Balder...............................  1,659      23,992
    Getinge AB Class B................................. 11,770     290,101
    Gunnebo AB.........................................  3,274      15,933
    Haldex AB..........................................  5,760      77,779
    Hennes & Mauritz AB Class B........................  8,014     329,670
    Hexagon AB Class B.................................  5,447     172,468
    Hexpol AB..........................................  1,110     111,362
    HIQ International AB...............................  2,826      14,625
    Holmen AB Class B..................................  4,419     159,442
    Hufvudstaden AB Class A............................  1,813      23,747
    Husqvarna AB Class A...............................  2,777      19,380
    Husqvarna AB Class B............................... 18,369     127,576
    ICA Gruppen AB.....................................  3,384     130,018
    Industrial & Financial Systems Class B.............    937      28,850
    Indutrade AB.......................................  3,220     131,060
    Intrum Justitia AB.................................  5,509     146,603
    JM AB..............................................  8,337     274,419
    KappAhl AB.........................................  4,789      24,114
    Klovern AB Class A.................................  1,164       1,213
*   Klovern AB Class B................................. 11,635      11,601
    Kungsleden AB......................................  7,530      57,685
    Lagercrantz AB Class B.............................    736      12,873
*   Lindab International AB............................  3,697      30,611

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
SWEDEN -- (Continued)
    Loomis AB Class B..................................  6,140 $181,673
*   Lundin Petroleum AB................................  6,226   80,770
    Meda AB Class A.................................... 22,273  313,694
*   Medivir AB Class B.................................  2,399   28,437
    Mekonomen AB.......................................  2,124   49,893
    Millicom International Cellular SA.................  2,904  185,190
    Modern Times Group AB Class B......................  2,348   66,453
    Mycronic AB........................................  5,846   20,431
    NCC AB Class B.....................................  6,324  204,483
    Net Entertainment NE AB............................  1,207   38,244
    New Wave Group AB Class B..........................  3,071   16,250
    Nibe Industrier AB Class B.........................  8,686  220,644
    Nobia AB........................................... 11,845  102,687
    Nolato AB Class B..................................  2,653   63,661
    Nordea Bank AB..................................... 45,761  580,971
    Nordnet AB Class B.................................  4,409   14,777
    Oriflame Cosmetics SA..............................  2,441   32,674
    Peab AB............................................ 18,359  132,041
    Ratos AB Class B................................... 12,158   75,962
*   Rezidor Hotel Group AB.............................  3,615   13,570
    Saab AB Class B....................................  5,747  139,896
    Sandvik AB......................................... 18,305  192,140
*   SAS AB............................................. 12,556   25,118
    Securitas AB Class B............................... 19,073  232,479
    Skandinaviska Enskilda Banken AB Class A........... 22,269  268,154
    Skanska AB Class B................................. 11,963  265,151
    SKF AB Class B.....................................  8,645  203,779
*   SSAB AB Class A(B17H0S8)...........................  6,226   30,236
*   SSAB AB Class A(BPRBWK4)...........................  2,266   11,020
*   SSAB AB Class B(B17H3F6)........................... 13,140   56,549
*   SSAB AB Class B(BPRBWM6)...........................  5,795   25,065
    Svenska Cellulosa AB Class A.......................    474   11,444
    Svenska Cellulosa AB Class B....................... 24,705  595,492
    Svenska Handelsbanken AB Class A...................  7,421  351,414
    Swedbank AB Class A................................ 17,202  416,131
    Swedish Match AB...................................  7,418  241,507
*   Swedish Orphan Biovitrum AB........................  5,636   59,076
    Tele2 AB Class B................................... 29,423  332,856
    Telefonaktiebolaget LM Ericsson Class A............  1,268   14,835
    Telefonaktiebolaget LM Ericsson Class B............ 36,705  445,021
    Telefonaktiebolaget LM Ericsson Sponsored ADR...... 13,749  166,775
    TeliaSonera AB..................................... 69,546  428,526
    Trelleborg AB Class B.............................. 17,383  314,372
    Unibet Group P.L.C.................................  1,536   91,474
    Vitrolife AB.......................................    600   12,777
    Volvo AB Class A...................................  8,619  101,485
    Volvo AB Class B................................... 40,665  476,075
    Volvo AB Sponsored ADR.............................  1,820   21,312
    Wallenstam AB Class B..............................  6,343  105,011

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
SWEDEN -- (Continued)
    Wihlborgs Fastigheter AB...........................  2,149 $    42,061
                                                               -----------
TOTAL SWEDEN...........................................         13,025,775
                                                               -----------
SWITZERLAND -- (5.1%)
    ABB, Ltd........................................... 54,378   1,045,483
    ABB, Ltd. Sponsored ADR............................ 11,588     221,794
    Actelion, Ltd......................................  2,585     285,540
    Adecco SA..........................................  7,138     533,234
    AFG Arbonia-Forster Holding AG.....................    900      16,145
    Allreal Holding AG.................................    888     139,616
    ams AG.............................................  3,283     128,501
    APG SGA SA.........................................     36      11,642
    Aryzta AG..........................................  6,329     474,481
    Ascom Holding AG...................................  3,473      53,491
    Autoneum Holding AG................................    310      51,886
    Baloise Holding AG.................................  3,628     472,247
    Banque Cantonale Vaudoise..........................    279     162,786
    Barry Callebaut AG.................................     73      72,789
    Basler Kantonalbank................................    177      12,240
    Belimo Holding AG..................................     26      60,145
    Berner Kantonalbank AG.............................    162      31,871
    Bobst Group SA.....................................    519      15,832
    Bossard Holding AG Class A.........................    722      74,760
    Bucher Industries AG...............................    450     110,400
    Burckhardt Compression Holding AG..................     87      26,912
    Burkhalter Holding AG..............................    126      13,357
    Chocoladefabriken Lindt & Sprungli AG..............      1      62,995
    Cie Financiere Richemont SA........................  7,967     661,883
    Clariant AG........................................ 33,240     534,043
    Coltene Holding AG.................................    214      14,469
    Conzzeta AG........................................     19      61,624
    Credit Suisse Group AG............................. 28,507     600,239
    Credit Suisse Group AG Sponsored ADR............... 10,722     225,591
    Daetwyler Holding AG...............................    387      46,168
    DKSH Holding AG....................................  2,056     156,078
*   Dufry AG...........................................  1,624     238,569
    EFG International AG...............................  2,571      27,744
    Emmi AG............................................    235      76,743
    EMS-Chemie Holding AG..............................    237      91,554
    Flughafen Zuerich AG...............................    507     345,172
    Forbo Holding AG...................................    168     162,441
    Galenica AG........................................    380     305,357
    GAM Holding AG..................................... 17,990     317,922
    Gategroup Holding AG...............................  2,983      82,793
    Geberit AG.........................................    709     242,226
    Georg Fischer AG...................................    478     286,643
    Givaudan SA........................................    169     308,057
    Gurit Holding AG...................................     30      10,737
    Helvetia Holding AG................................    752     383,588
    Holcim, Ltd........................................  5,657     395,497
    Huber & Suhner AG..................................    483      21,502
    Implenia AG........................................  1,565      85,599
    Inficon Holding AG.................................    225      75,459

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SWITZERLAND -- (Continued)
    Interroll Holding AG...............................     49 $   24,995
    Intershop Holdings AG..............................     59     23,765
    Julius Baer Group, Ltd.............................  9,185    373,684
    Kaba Holding AG Class B............................    275    138,216
    Kardex AG..........................................    414     19,803
    Komax Holding AG...................................    391     58,863
    Kudelski SA........................................  3,112     35,647
    Kuehne + Nagel International AG....................    927    127,605
    Kuoni Reisen Holding AG............................    265     88,960
    LEM Holding SA.....................................     68     52,243
    Logitech International SA(B18ZRK2).................  5,234     76,962
    Logitech International SA(H50430232)...............  9,093    132,849
    Lonza Group AG.....................................  4,489    531,660
    Luzerner Kantonalbank AG...........................    131     50,088
    Metall Zug AG......................................      6     14,651
*   Meyer Burger Technology AG.........................  3,779     23,443
    Micronas Semiconductor Holding AG..................  2,046     12,225
*   Mobilezone Holding AG..............................  1,429     17,109
    Mobimo Holding AG..................................    584    134,883
    Nestle SA.......................................... 75,808  5,789,530
    Novartis AG........................................ 13,876  1,352,254
    Novartis AG ADR.................................... 20,738  2,019,881
    OC Oerlikon Corp. AG............................... 17,843    202,957
    Panalpina Welttransport Holding AG.................    736     90,122
    Partners Group Holding AG..........................    583    156,022
    Phoenix Mecano AG..................................     30     13,468
    PSP Swiss Property AG..............................    628     64,824
    Rieter Holding AG..................................    266     38,581
    Roche Holding AG(7108918)..........................    266     72,970
    Roche Holding AG(7110388)..........................  5,111  1,377,503
    Romande Energie Holding SA.........................     10     10,556
    Schindler Holding AG...............................    197     28,686
*   Schmolz + Bickenbach AG............................ 32,348     28,825
    Schweiter Technologies AG..........................    115     88,207
    SGS SA.............................................     66    125,195
    Siegfried Holding AG...............................    259     43,152
    Sika AG............................................     82    281,629
    Sonova Holding AG..................................    533     70,024
    St Galler Kantonalbank AG..........................    116     44,051
    Straumann Holding AG...............................    352     79,510
    Sulzer AG..........................................    956    101,221
    Swatch Group AG (The)(7184725).....................    777    309,024
    Swatch Group AG (The)(7184736).....................  1,429    105,049
    Swiss Life Holding AG..............................  2,305    514,369
    Swiss Re AG........................................  9,417    849,483
    Swisscom AG........................................    394    231,009
    Swissquote Group Holding SA........................    537     13,977
    Syngenta AG........................................  3,669  1,195,117
    Syngenta AG ADR....................................  4,074    265,136
    Tecan Group AG.....................................    367     37,035
    Temenos Group AG...................................  4,067    123,787
    U-Blox AG..........................................    342     48,899
    UBS Group AG(BRJL176).............................. 32,703    548,137

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SWITZERLAND -- (Continued)
*   UBS Group AG(H42097107)............................   4,500 $    75,060
    Valiant Holding AG.................................     804      65,610
    Valora Holding AG..................................     311      75,246
    Vaudoise Assurances Holding SA Class B.............      36      16,939
    Vetropack Holding AG...............................      10      14,514
    Vontobel Holding AG................................   3,693     123,450
    VP Bank AG.........................................     320      25,821
    Zehnder Group AG...................................     381      16,612
    Zuger Kantonalbank AG..............................       3      14,540
    Zurich Insurance Group AG..........................   2,751     912,172
                                                                -----------
TOTAL SWITZERLAND......................................          29,433,650
                                                                -----------
UNITED KINGDOM -- (13.8%)
    888 Holdings P.L.C.................................  12,839      27,229
    A.G.BARR P.L.C.....................................   2,339      22,226
    Aberdeen Asset Management P.L.C....................  51,550     338,391
    Acacia Mining P.L.C................................  18,034      76,614
    Admiral Group P.L.C................................   9,894     215,239
*   Afren P.L.C........................................  70,630       5,688
    Aggreko P.L.C......................................  18,630     434,489
    Alent P.L.C........................................  27,339     150,141
    Amec Foster Wheeler P.L.C..........................  15,134     180,946
    Amlin P.L.C........................................  39,484     289,311
    Anglo American P.L.C...............................  38,909     649,921
    Anite P.L.C........................................   9,271      11,387
    Antofagasta P.L.C..................................  24,615     240,000
    ARM Holdings P.L.C. Sponsored ADR..................   4,241     198,648
    Ashmore Group P.L.C................................  26,043     109,598
    Ashtead Group P.L.C................................  18,999     309,161
    Associated British Foods P.L.C.....................   6,482     302,302
    AstraZeneca P.L.C..................................     144      10,251
    AstraZeneca P.L.C. Sponsored ADR...................  17,184   1,220,751
    Aveva Group P.L.C..................................     800      15,808
    Aviva P.L.C........................................ 101,302     803,718
    Aviva P.L.C. Sponsored ADR.........................     679      10,789
    Babcock International Group P.L.C..................  19,710     298,044
    BAE Systems P.L.C..................................  94,431     718,867
    Balfour Beatty P.L.C...............................  58,070     193,901
    Bank of Georgia Holdings P.L.C.....................   2,717      82,947
    Barclays P.L.C.....................................   6,183      21,715
    Barclays P.L.C. Sponsored ADR......................  63,036     885,025
    Barratt Developments P.L.C.........................  69,427     477,899
    BBA Aviation P.L.C.................................  25,860     131,882
    Beazley P.L.C......................................  55,518     240,536
    Bellway P.L.C......................................  11,511     315,120
    Berendsen P.L.C....................................  21,727     363,610
    Berkeley Group Holdings P.L.C......................  10,619     387,071
    Betfair Group P.L.C................................   3,257      78,751
    BG Group P.L.C.....................................  69,046     920,927
    BG Group P.L.C. Sponsored ADR......................   3,529      48,012
    BHP Billiton P.L.C.................................  10,365     225,133
    BHP Billiton P.L.C. ADR............................  16,614     725,866
    Bodycote P.L.C.....................................  23,175     236,977

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
    Booker Group P.L.C.................................  67,742 $  152,072
    Bovis Homes Group P.L.C............................  10,350    129,205
    BP P.L.C...........................................   2,213     14,216
    BP P.L.C. Sponsored ADR............................  54,628  2,121,205
    Brewin Dolphin Holdings P.L.C......................  27,189    119,544
    British American Tobacco P.L.C.....................   3,927    221,546
    British American Tobacco P.L.C. Sponsored ADR......   5,482    617,547
    Britvic P.L.C......................................  15,784    167,038
    BT Group P.L.C.....................................  22,962    144,056
    BT Group P.L.C. Sponsored ADR......................   3,626    227,640
*   BTG P.L.C..........................................  10,195    121,129
    Bunzl P.L.C........................................   9,173    261,310
    Burberry Group P.L.C...............................   8,550    222,124
    Bwin.Party Digital Entertainment P.L.C.............  58,577     93,913
    Cable & Wireless Communications P.L.C.............. 356,797    267,881
*   Cairn Energy P.L.C.................................   3,880     11,182
    Cape P.L.C.........................................   6,798     21,361
    Capita P.L.C.......................................  11,045    185,485
    Capital & Counties Properties P.L.C................   5,570     32,190
    Carillion P.L.C....................................  39,423    202,487
    Carnival P.L.C.....................................   1,122     50,233
    Carnival P.L.C. ADR................................   3,601    160,461
    Castings P.L.C.....................................   1,541      8,915
    Catlin Group, Ltd..................................  32,422    340,043
    Centamin P.L.C.....................................  97,065     98,059
    Centrica P.L.C..................................... 147,080    649,068
    Chemring Group P.L.C...............................  14,711     47,854
    Chesnara P.L.C.....................................   5,168     27,356
    Cineworld Group P.L.C..............................  12,623     80,459
    Close Brothers Group P.L.C.........................  13,315    303,836
    Cobham P.L.C.......................................  69,012    338,289
    Coca-Cola HBC AG...................................  12,625    202,918
*   Colt Group SA......................................  19,137     38,187
    Compass Group P.L.C................................  20,649    356,012
    Computacenter P.L.C................................   4,805     46,707
    Connect Group P.L.C................................   8,127     17,301
    Consort Medical P.L.C..............................   1,843     23,482
    Cranswick P.L.C....................................   2,466     48,549
    Croda International P.L.C..........................   6,322    252,478
    Daily Mail & General Trust P.L.C...................  20,609    266,985
    Dairy Crest Group P.L.C............................  18,566    136,566
    DCC P.L.C..........................................   5,805    307,580
    De La Rue P.L.C....................................   2,416     18,796
    Debenhams P.L.C.................................... 121,623    137,217
    Dechra Pharmaceuticals P.L.C.......................  11,442    149,309
    Development Securities P.L.C.......................   5,913     21,486
    Devro P.L.C........................................  13,636     57,712
    Diageo P.L.C.......................................   1,074     31,791
    Diageo P.L.C. Sponsored ADR........................   3,938    465,196
    Dignity P.L.C......................................   2,915     81,645
    Diploma P.L.C......................................  13,818    158,410
    Direct Line Insurance Group P.L.C..................  95,878    449,635
    Dixons Carphone P.L.C..............................  69,836    456,383

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
    Domino Printing Sciences P.L.C.....................   6,288 $   64,495
    Domino's Pizza Group P.L.C.........................   9,229     93,429
    Drax Group P.L.C...................................  20,844    113,099
    DS Smith P.L.C.....................................  98,753    469,687
    Dunelm Group P.L.C.................................   2,096     27,717
    easyJet P.L.C......................................   6,625    184,724
    Electrocomponents P.L.C............................  44,821    137,720
    Elementis P.L.C....................................  48,217    200,186
*   EnQuest P.L.C......................................  41,689     21,327
*   Enterprise Inns P.L.C..............................  43,830     68,049
    Essentra P.L.C.....................................  27,271    339,546
    Euromoney Institutional Investor P.L.C.............   1,173     18,905
    Evraz P.L.C........................................  39,779    101,800
    Experian P.L.C.....................................  26,616    469,002
    Fenner P.L.C.......................................  10,963     30,443
    Ferrexpo P.L.C.....................................  11,268      8,497
    Fidessa Group P.L.C................................   1,625     58,614
*   Firstgroup P.L.C................................... 109,601    163,572
    Fresnillo P.L.C....................................   5,454     73,670
    Friends Life Group, Ltd............................  87,287    521,965
    Fuller Smith & Turner..............................   1,079     15,907
    G4S P.L.C.......................................... 112,720    483,018
    Galliford Try P.L.C................................   5,149    101,959
*   Gem Diamonds, Ltd..................................   7,370     15,671
    Genus P.L.C........................................   3,299     60,764
    GKN P.L.C.......................................... 122,089    674,277
    GlaxoSmithKline P.L.C..............................   2,756     60,684
    GlaxoSmithKline P.L.C. Sponsored ADR...............  18,034    793,496
    Glencore P.L.C..................................... 122,896    458,228
    Go-Ahead Group P.L.C...............................   2,635     97,842
    Grafton Group P.L.C................................  12,328    124,070
    Greencore Group P.L.C..............................  51,418    238,472
    Greene King P.L.C..................................  22,888    289,183
    Greggs P.L.C.......................................  12,535    154,824
    Halfords Group P.L.C...............................  29,956    199,864
    Halma P.L.C........................................  38,489    402,734
    Hargreaves Lansdown P.L.C..........................   5,761     87,329
    Hays P.L.C......................................... 104,070    242,503
    Headlam Group P.L.C................................   2,693     18,218
    Helical Bar P.L.C..................................   5,462     31,367
    Henderson Group P.L.C..............................  58,958    210,171
    Hikma Pharmaceuticals P.L.C........................   7,484    265,190
    Hill & Smith Holdings P.L.C........................   4,259     39,014
    Hiscox, Ltd........................................  28,094    310,314
*   Hochschild Mining P.L.C............................   7,163      9,770
    Home Retail Group P.L.C............................  85,277    246,320
    Homeserve P.L.C....................................  22,046    111,638
    Howden Joinery Group P.L.C.........................  45,163    288,210
    HSBC Holdings P.L.C. Sponsored ADR.................  59,777  2,733,004
    Hunting P.L.C......................................   6,891     41,024
    ICAP P.L.C.........................................  50,881    357,289
    IG Group Holdings P.L.C............................  37,605    408,035
*   Imagination Technologies Group P.L.C...............   9,588     35,318

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
UNITED KINGDOM -- (Continued)
    IMI P.L.C..........................................     6,708 $  128,453
    Imperial Tobacco Group P.L.C.......................    11,234    527,649
    Imperial Tobacco Group P.L.C. ADR..................       329     30,735
    Inchcape P.L.C.....................................    41,143    429,776
*   Indivior P.L.C.....................................     3,951     10,355
    Informa P.L.C......................................    70,072    538,781
    Inmarsat P.L.C.....................................    26,143    327,579
    Innovation Group P.L.C.............................    39,787     17,509
    InterContinental Hotels Group P.L.C................     3,827    152,612
    InterContinental Hotels Group P.L.C. ADR...........     4,260    169,378
*   International Consolidated Airlines Group
      SA(B5282K0)......................................     7,157     58,396
*   International Consolidated Airlines Group
      SA(B5M6XQ7)......................................    37,654    306,736
*   International Consolidated Airlines Group SA
      Sponsored ADR....................................       310     12,555
    Interserve P.L.C...................................    13,010    104,499
    Intertek Group P.L.C...............................     7,343    252,900
    Investec P.L.C.....................................    34,732    291,826
*   IP Group P.L.C.....................................     4,195     14,823
    ITE Group P.L.C....................................     8,697     17,105
    ITV P.L.C..........................................    76,644    253,655
    J Sainsbury P.L.C..................................    68,789    263,600
    James Fisher & Sons P.L.C..........................     2,048     33,922
    Jardine Lloyd Thompson Group P.L.C.................     7,813    111,009
    JD Sports Fashion P.L.C............................     2,016     15,223
    JD Wetherspoon P.L.C...............................    12,869    153,174
    John Wood Group P.L.C..............................    18,198    156,310
    Johnson Matthey P.L.C..............................     7,092    346,946
    Jupiter Fund Management P.L.C......................    37,605    213,909
*   KAZ Minerals P.L.C.................................    23,988     72,308
    Kcom Group P.L.C...................................    26,903     33,487
    Keller Group P.L.C.................................     8,127    108,797
    Kier Group P.L.C...................................     5,770    135,829
    Kingfisher P.L.C...................................    60,176    309,555
    Ladbrokes P.L.C....................................    58,233    101,453
    Laird P.L.C........................................    31,649    151,725
*   Lamprell P.L.C.....................................    16,410     26,794
    Lancashire Holdings, Ltd...........................    18,974    173,999
    Lavendon Group P.L.C...............................     4,539     10,800
    Legal & General Group P.L.C........................   127,849    513,457
*   Lloyds Banking Group P.L.C......................... 1,445,611  1,601,468
*   Lloyds Banking Group P.L.C. ADR....................   147,326    646,761
    London Stock Exchange Group P.L.C..................     9,860    350,096
*   Lonmin P.L.C.......................................    27,633     67,676
    Lookers P.L.C......................................    10,439     23,467
    Man Group P.L.C....................................   131,162    353,107
    Marks & Spencer Group P.L.C........................    41,914    304,678
    Marshalls P.L.C....................................     2,951     10,847
    Marston's P.L.C....................................    52,802    116,478
    Mears Group P.L.C..................................     2,787     17,439
    Meggitt P.L.C......................................    65,804    531,952
    Melrose Industries P.L.C...........................    76,545    304,704
    Michael Page International P.L.C...................    18,407    128,803
    Micro Focus International P.L.C....................     6,170     97,760
    Millennium & Copthorne Hotels P.L.C................    18,040    156,449

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
*   Mitchells & Butlers P.L.C..........................  23,115 $  147,849
    Mitie Group P.L.C..................................  49,946    202,886
    Mondi P.L.C........................................  35,165    627,304
    Moneysupermarket.com Group P.L.C...................  31,352    123,766
    Morgan Advanced Materials P.L.C....................  39,467    180,198
    Morgan Sindall Group P.L.C.........................   1,477     14,822
*   Mothercare P.L.C...................................   6,955     18,749
    N Brown Group P.L.C................................  14,374     93,130
    National Express Group P.L.C.......................  59,473    228,128
    National Grid P.L.C. Sponsored ADR.................   5,531    389,051
    Next P.L.C.........................................   2,517    273,518
    Northgate P.L.C....................................  16,537    153,723
    Novae Group P.L.C..................................   2,133     19,247
    Old Mutual P.L.C................................... 120,587    376,216
    Oxford Instruments P.L.C...........................   4,682     52,346
    Pace P.L.C.........................................  43,593    218,776
    PayPoint P.L.C.....................................     847     10,562
    Pearson P.L.C......................................     811     16,455
    Pearson P.L.C. Sponsored ADR.......................  19,229    389,580
    Pennon Group P.L.C.................................  16,855    225,303
    Persimmon P.L.C....................................  20,849    499,103
*   Petra Diamonds, Ltd................................  37,602     86,700
    Petrofac, Ltd......................................  10,422    110,417
    Phoenix Group Holdings.............................  15,447    194,548
    Photo-Me International P.L.C.......................  21,100     43,080
    Playtech P.L.C.....................................   9,215     93,792
    Premier Farnell P.L.C..............................  19,111     48,586
*   Premier Foods P.L.C................................  76,757     49,945
    Premier Oil P.L.C..................................  28,771     62,378
    Prudential P.L.C. ADR..............................  15,495    752,127
    PZ Cussons P.L.C...................................  17,910     84,917
    QinetiQ Group P.L.C................................  61,552    172,956
*   Quintain Estates & Development P.L.C...............  32,444     47,003
    Randgold Resources, Ltd............................   4,394    377,136
    Reckitt Benckiser Group P.L.C......................   4,458    377,302
    Redrow P.L.C.......................................  16,780     71,173
    Reed Elsevier P.L.C................................   9,109    158,141
    Reed Elsevier P.L.C. Sponsored ADR.................   3,113    216,353
    Regus P.L.C........................................  68,022    206,808
    Renishaw P.L.C.....................................   2,497     87,019
    Rentokil Initial P.L.C............................. 126,264    229,876
    Restaurant Group P.L.C. (The)......................  21,667    233,787
    Rexam P.L.C........................................  57,734    368,936
    Ricardo P.L.C......................................   1,207     12,152
    Rightmove P.L.C....................................   6,602    230,638
    Rio Tinto P.L.C....................................   2,919    128,270
    Rio Tinto P.L.C. Sponsored ADR.....................  33,647  1,484,842
    Robert Walters P.L.C...............................   2,498     12,597
    Rolls-Royce Holdings P.L.C.........................  24,570    328,256
    Rotork P.L.C.......................................   5,830    201,534
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR..  22,522    244,589
    Royal Dutch Shell P.L.C.(B03MLX2)..................     324      9,874
    Royal Dutch Shell P.L.C.(B03MM40)..................   1,701     53,854

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
    Royal Dutch Shell P.L.C.(B03MM73)..................  36,390 $2,328,596
    Royal Dutch Shell P.L.C. ADR.......................  40,165  2,468,139
    Royal Mail P.L.C...................................  23,662    154,659
    RPC Group P.L.C....................................  31,912    259,774
    RPS Group P.L.C....................................   9,881     27,081
*   RSA Insurance Group P.L.C..........................  77,241    527,075
    SABMiller P.L.C....................................   4,956    269,935
    Sage Group P.L.C. (The)............................  57,160    412,058
    Savills P.L.C......................................  15,122    165,949
    Schroders P.L.C.(0239581)..........................   1,436     48,306
    Schroders P.L.C.(0240549)..........................   2,687    116,765
*   SDL P.L.C..........................................   3,652     23,275
    Senior P.L.C.......................................  48,435    225,017
    Serco Group P.L.C..................................   8,978     20,802
*   Severfield P.L.C...................................  10,461     10,653
    Severn Trent P.L.C.................................   8,228    266,379
    Shanks Group P.L.C.................................  33,058     48,867
    Shire P.L.C.(B2QKY05)..............................   3,729    272,172
    Shire P.L.C.(B39JBM7)..............................     735    161,156
    SIG P.L.C..........................................  59,680    165,511
    Sky P.L.C..........................................  17,458    243,455
    Sky P.L.C. Sponsored ADR...........................     636     35,489
    Smiths Group P.L.C.................................  23,925    404,907
    Soco International P.L.C...........................  14,068     55,239
    Spectris P.L.C.....................................  12,875    404,586
    Speedy Hire P.L.C..................................  22,182     24,249
    Spirax-Sarco Engineering P.L.C.....................   8,088    371,225
    Spirent Communications P.L.C.......................  53,196     71,024
*   Sports Direct International P.L.C..................  16,502    175,992
    SSE P.L.C..........................................  24,516    593,254
    St James's Place P.L.C.............................  29,079    374,126
    ST Modwen Properties P.L.C.........................  16,863    106,066
    Stagecoach Group P.L.C.............................  28,253    145,448
    Standard Chartered P.L.C...........................  25,922    345,667
    Standard Life P.L.C................................  51,975    314,025
    Sthree P.L.C.......................................   1,993     10,129
*   SuperGroup P.L.C...................................   2,117     30,645
    Synthomer P.L.C....................................  29,753    108,761
    TalkTalk Telecom Group P.L.C.......................  34,369    164,147
    Tate & Lyle P.L.C..................................  42,539    433,852
    Taylor Wimpey P.L.C................................ 211,338    429,347
    Ted Baker P.L.C....................................   1,713     61,066
    Telecity Group P.L.C...............................  21,229    275,028
    Telecom Plus P.L.C.................................   1,008     16,505
    Tesco P.L.C........................................ 129,980    439,548
*   Thomas Cook Group P.L.C............................ 104,167    200,006
    Travis Perkins P.L.C...............................  17,609    508,130
*   Trinity Mirror P.L.C...............................  16,674     43,235
    TT electronics P.L.C...............................   9,905     16,444
    Tullett Prebon P.L.C...............................  17,211     86,558
    Tullow Oil P.L.C...................................  15,985     87,939
    UBM P.L.C..........................................  29,436    233,740
    UDG Healthcare P.L.C...............................  19,776    116,641

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- ------------
UNITED KINGDOM -- (Continued)
    Ultra Electronics Holdings P.L.C..................     8,210 $    215,674
    Unilever P.L.C....................................     1,655       72,876
    Unilever P.L.C. Sponsored ADR.....................     8,677      381,528
    UNITE Group P.L.C. (The)..........................    17,720      130,513
    United Utilities Group P.L.C......................    15,351      236,925
    UTV Media P.L.C...................................     3,416        9,826
*   Vectura Group P.L.C...............................    13,265       30,181
    Vedanta Resources P.L.C...........................     7,513       41,983
    Vesuvius P.L.C....................................    17,070      112,707
    Victrex P.L.C.....................................     9,009      278,498
    Vodafone Group P.L.C..............................   106,941      376,056
    Vodafone Group P.L.C. Sponsored ADR...............    31,855    1,119,066
    Weir Group P.L.C. (The)...........................     9,013      227,234
    WH Smith P.L.C....................................     6,169      124,943
    Whitbread P.L.C...................................     4,851      364,120
    William Hill P.L.C................................    94,393      534,792
    Wilmington Group P.L.C............................     3,711       12,171
    WM Morrison Supermarkets P.L.C....................   228,230      615,793
    Wolseley P.L.C....................................     6,559      380,193
    WPP P.L.C.........................................    11,267      247,768
    WPP P.L.C. Sponsored ADR..........................     3,436      378,372
    WS Atkins P.L.C...................................     8,257      155,600
    Xchanging P.L.C...................................    16,996       40,050
                                                                 ------------
TOTAL UNITED KINGDOM..................................             79,224,207
                                                                 ------------
UNITED STATES -- (0.0%)
*   Endo International P.L.C..........................       500       40,273
                                                                 ------------
TOTAL COMMON STOCKS...................................            416,274,363
                                                                 ------------
PREFERRED STOCKS -- (0.0%)

GERMANY -- (0.0%)
    Porsche Automobil Holding SE......................     1,446      121,179
                                                                 ------------
RIGHTS/WARRANTS -- (0.0%)

SPAIN -- (0.0%)
*   ACS Actividades de Construccion y Servicios SA....     4,231        2,152
*   Banco Santander SA................................   190,952       29,232
                                                                 ------------
TOTAL SPAIN...........................................                 31,384
                                                                 ------------
TOTAL RIGHTS/WARRANTS.................................                 31,384
                                                                 ------------
AFFILIATED INVESTMENT COMPANIES -- (21.9%)

UNITED STATES -- (21.9%)
    Emerging Markets Core Equity Portfolio of DFA
      Investment Dimensions Group Inc................. 6,537,124  124,662,958
    International Core Equity Portfolio of DFA
      Investment Dimensions Group Inc.................    73,309      854,786
                                                                 ------------
TOTAL UNITED STATES...................................            125,517,744
                                                                 ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES..            125,517,744
                                                                 ------------

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SECURITIES LENDING COLLATERAL -- (5.7%)
(S)@  DFA Short Term Investment Fund.................... 2,848,929 $ 32,962,113
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $584,975,278).................................             $574,906,783
                                                                   ============

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in U.S. Core Equity 2 Portfolio of DFA
   Investment Dimensions Group Inc...................... 4,416,774 $ 74,510,986
 Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc.................. 4,971,597   57,968,817
 Investment in Emerging Markets Core Equity Portfolio
   of DFA Investment Dimensions Group Inc............... 1,338,694   25,528,895
                                                                   ------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
      COMPANIES (Cost $147,048,385).....................            158,008,698
                                                                   ------------
    TOTAL INVESTMENTS -- (100.0%)
      (Cost $147,048,385)^^.............................           $158,008,698
                                                                   ============

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                    LEVEL 1     LEVEL 2   LEVEL 3     TOTAL
                                 ------------  ---------  ------- ------------
Affiliated Investment
  Companies..................... $158,008,698         --    --    $158,008,698
Futures Contracts**.............     (218,992)        --    --        (218,992)
Forward Currency
  Contracts**...................           --  $(222,466)   --        (222,466)
                                 ------------  ---------    --    ------------
TOTAL........................... $157,789,706  $(222,466)   --    $157,567,240
                                 ============  =========    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                          EMERGING MARKETS PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of The DFA Investment
  Trust Company................................................. $4,062,698,351
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $3,120,083,896)^^.................................... $4,062,698,351
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA
  Investment Trust Company...................................... $4,882,581,741
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $4,563,172,321)^^.................................... $4,882,581,741
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                    VALUE+
                                                                ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund.......... $17,065,010,669
                                                                ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $17,838,008,395)^^.................................. $17,065,010,669
                                                                ===============

Summary of the Portfolio's Master Fund's investments as of January 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- -----------
COMMON STOCKS -- (89.3%)

BRAZIL -- (5.4%)
*   Abril Educacao SA..................................   407,400 $ 1,472,075
    AES Tiete SA.......................................   386,170   1,965,517
    Aliansce Shopping Centers SA.......................   572,940   3,426,454
    ALL - America Latina Logistica SA.................. 2,389,193   3,444,636
    Alupar Investimento SA.............................    78,700     558,483
    AMBEV SA........................................... 1,591,620  10,472,268
#   AMBEV SA ADR....................................... 9,636,824  63,410,302
    Arezzo Industria e Comercio SA.....................   310,131   2,711,374
*   B2W Cia Digital....................................   702,459   6,000,490
*   Banco ABC Brasil SA................................    21,342      90,275
    Banco Bradesco SA.................................. 2,638,170  33,021,831
    Banco do Brasil SA................................. 3,629,612  27,975,354
    BB Seguridade Participacoes SA.....................   829,375   9,059,731
    Bematech SA........................................   341,600   1,313,401
*   BHG SA - Brazil Hospitality Group..................   127,600     822,116
    BM&FBovespa SA..................................... 9,686,489  32,788,894
    BR Malls Participacoes SA.......................... 2,019,347  11,496,355
    Brasil Brokers Participacoes SA....................   938,222     941,705
    Brasil Insurance Participacoes e Administracao SA.. 422,234 316,819 BrasilAgro - Co. Brasileira de Propriedades
      Agricolas........................................     4,700      14,786
#   Braskem SA Sponsored ADR...........................   403,862   3,804,380
*   Brazil Pharma SA...................................   615,026     255,625
    BRF SA.............................................   812,706  19,408,683
    BRF SA ADR......................................... 1,233,685  29,263,008
    CCR SA............................................. 2,540,008  14,486,050
    Centrais Eletricas Brasileiras SA..................   932,000   1,788,470
#   Centrais Eletricas Brasileiras SA ADR..............   130,848     300,950
#   Centrais Eletricas Brasileiras SA Sponsored ADR....   322,427     606,163
    CETIP SA - Mercados Organizados.................... 1,046,065  13,446,032
    Cia Brasileira de Distribuicao ADR.................   196,188   6,436,928
    Cia de Locacao das Americas........................    74,700     101,923
    Cia de Saneamento Basico do Estado de Sao Paulo....   676,028   3,369,167
#   Cia de Saneamento Basico do Estado de Sao Paulo
      ADR..............................................   841,986   4,092,052
    Cia de Saneamento de Minas Gerais-COPASA...........   391,488   2,475,244
    Cia Energetica de Minas Gerais.....................   300,013   1,409,153
    Cia Energetica de Minas Gerais Sponsored ADR....... 1,067,860   4,816,046
    Cia Hering......................................... 1,365,352   9,255,848
    Cia Paranaense de Energia..........................    89,400     722,174
#   Cia Paranaense de Energia Sponsored ADR............   282,946   3,282,174
*   Cia Providencia Industria e Comercio SA............    54,100     163,904
    Cia Siderurgica Nacional SA........................   542,600     841,225
#   Cia Siderurgica Nacional SA Sponsored ADR.......... 3,435,178   5,152,767
    Cielo SA........................................... 1,690,925  25,189,697
    Contax Participacoes SA............................   162,150     641,602
*   Cosan Logistica SA.................................   655,006     536,594
    Cosan SA Industria e Comercio......................   655,006   6,012,406
    CPFL Energia SA....................................   618,400   3,899,507
#   CPFL Energia SA ADR................................   224,362   2,806,769
*   CR2 Empreendimentos Imobiliarios SA................    27,200      26,001
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes.................................... 1,910,317   7,692,239
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes....................................    15,734      63,722

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
BRAZIL -- (Continued)
    Dimed SA Distribuidora da Medicamentos.............       900 $    68,753
    Direcional Engenharia SA...........................   792,681   1,920,219
    Duratex SA......................................... 1,606,361   4,441,407
    EcoRodovias Infraestrutura e Logistica SA.......... 1,058,179   4,081,542
    EDP - Energias do Brasil SA........................ 1,804,220   5,799,997
    Embraer SA.........................................   233,006   2,069,096
    Embraer SA ADR.....................................   749,149  26,414,994
    Equatorial Energia SA.............................. 1,159,444  10,763,741
    Estacio Participacoes SA........................... 1,262,300   7,860,402
    Eternit SA......................................... 1,063,420   1,226,703
    Even Construtora e Incorporadora SA................ 1,902,877   3,081,432
    Ez Tec Empreendimentos e Participacoes SA..........   306,297   1,874,809
*   Fertilizantes Heringer SA..........................   164,008     232,267
*   Fibria Celulose SA.................................   483,242   5,856,534
#*  Fibria Celulose SA Sponsored ADR................... 1,146,541  13,907,542
    Fleury SA..........................................   386,593   1,992,345
*   Forjas Taurus SA...................................     1,115       2,268
    Fras-Le SA.........................................     6,000       8,539
    Gafisa SA..........................................   714,800     502,642
#   Gafisa SA ADR...................................... 1,410,877   2,017,554
*   General Shopping Brasil SA.........................   177,200     392,752
    Gerdau SA..........................................   611,482   1,694,047
    Gerdau SA Sponsored ADR............................ 3,918,964  13,520,426
#   Gol Linhas Aereas Inteligentes SA ADR..............   132,200     594,900
    Grendene SA........................................   493,228   2,551,128
    Guararapes Confeccoes SA...........................    31,432     918,956
    Helbor Empreendimentos SA.......................... 1,009,969   1,466,415
*   Hypermarcas SA..................................... 1,857,266  12,630,971
*   IdeiasNet SA.......................................    14,400       7,912
    Iguatemi Empresa de Shopping Centers SA............   462,244   4,184,026
    Industrias Romi SA.................................    96,608      72,610
    International Meal Co. Holdings SA.................   369,476   1,058,045
    Iochpe-Maxion SA...................................   441,569   1,836,184
    Itau Unibanco Holding SA...........................   843,235   9,442,859
    JBS SA............................................. 3,951,261  16,864,611
    JHSF Participacoes SA..............................   530,529     424,966
    Joao Fortes Engenharia SA..........................    20,369      37,956
    JSL SA.............................................   473,718   1,908,397
    Kepler Weber SA....................................   102,004   1,449,092
    Klabin SA.......................................... 3,384,795  17,328,169
    Kroton Educacional SA.............................. 5,844,144  26,906,774
    Light SA...........................................   540,696   2,856,964
    Linx SA............................................     8,900     156,145
    Localiza Rent a Car SA.............................   837,096  10,903,823
*   Log-in Logistica Intermodal SA.....................   396,879     509,698
    Lojas Americanas SA................................   790,387   3,444,902
    Lojas Renner SA....................................   637,832  16,796,056
    LPS Brasil Consultoria de Imoveis SA...............   389,180     827,382
    M Dias Branco SA...................................   141,085   4,343,880
    Magnesita Refratarios SA...........................   823,561     575,195
    Mahle-Metal Leve SA Industria e Comercio...........   286,000   2,129,579
    Marcopolo SA.......................................    24,800      24,697
*   Marfrig Global Foods SA............................ 2,290,520   4,294,572

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
BRAZIL -- (Continued)
    Marisa Lojas SA....................................    267,056 $ 1,455,667
    Mills Estruturas e Servicos de Engenharia SA.......    520,190   1,106,024
*   Minerva SA.........................................  1,091,485   3,520,264
    MRV Engenharia e Participacoes SA..................  2,752,487   7,121,552
    Multiplan Empreendimentos Imobiliarios SA..........    351,416   6,286,393
    Multiplus SA.......................................    479,248   6,197,914
    Natura Cosmeticos SA...............................    853,600   9,969,415
    Odontoprev SA......................................  1,572,096   6,049,128
*   Oi SA..............................................    300,530     604,305
*   Oi SA ADR(670851302)...............................     13,654      27,991
#*  Oi SA ADR(670851401)...............................    201,508     396,971
*   Paranapanema SA....................................  1,539,931   1,123,272
*   PDG Realty SA Empreendimentos e Participacoes...... 10,042,401   1,954,036
    Petroleo Brasileiro SA.............................  1,061,101   3,180,115
#   Petroleo Brasileiro SA ADR.........................  3,836,209  23,055,616
    Porto Seguro SA....................................    656,852   6,622,705
    Portobello SA......................................    150,900     225,001
    Positivo Informatica SA............................      5,900       4,396
    Profarma Distribuidora de Produtos Farmaceuticos
      SA...............................................    138,300     356,441
*   Prumo Logistica SA.................................    433,350      50,044
    QGEP Participacoes SA..............................    634,800   1,348,058
*   Qualicorp SA.......................................  1,006,573   9,978,011
    Raia Drogasil SA...................................    889,325   8,517,074
    Redentor Energia SA................................        100         144
    Restoque Comercio e Confeccoes de Roupas SA........    619,823   1,716,652
    Rodobens Negocios Imobiliarios SA..................    142,921     528,896
*   Rossi Residencial SA...............................    496,343     391,692
    Santos Brasil Participacoes SA.....................    377,345   1,935,945
    Sao Carlos Empreendimentos e Participacoes SA......      8,800      98,960
    Sao Martinho SA....................................    328,587   4,179,736
    SLC Agricola SA....................................    463,124   2,472,145
    Smiles SA..........................................    157,900   2,485,697
    Sonae Sierra Brasil SA.............................    184,718   1,077,836
    Souza Cruz SA......................................  1,262,600  10,582,356
*   Springs Global Participacoes SA....................    238,680      79,167
    Sul America SA.....................................  1,337,710   5,704,558
*   T4F Entretenimento SA..............................     93,900      84,288
    Technos SA.........................................    104,816     260,160
    Tecnisa SA.........................................    808,495     944,468
    Tegma Gestao Logistica.............................    258,900   1,339,833
#   Telefonica Brasil SA ADR...........................    401,855   7,410,206
    Tempo Participacoes SA.............................    252,297     321,981
    Tereos Internacional SA............................    106,388      40,838
    Tim Participacoes SA...............................  1,005,844   4,422,519
    Tim Participacoes SA ADR...........................    276,754   6,107,961
    Totvs SA...........................................    841,470  10,538,188
*   TPI - Triunfo Participacoes e Investimentos SA.....    168,927     310,250
    Tractebel Energia SA...............................    726,635   8,449,333
    Transmissora Alianca de Energia Eletrica SA........  1,338,273   9,815,296
    Trisul SA..........................................     51,685      53,549
    Ultrapar Participacoes SA..........................  1,440,250  28,400,464
    Ultrapar Participacoes SA Sponsored ADR............     70,925   1,388,711
    UNICASA Industria de Moveis SA.....................     76,300      60,053

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
BRAZIL -- (Continued)
*   Usinas Siderurgicas de Minas Gerais SA............     196,844 $  1,248,026
    Vale SA...........................................     711,200    4,965,301
#   Vale SA Sponsored ADR.............................   3,602,651   25,326,637
    Valid Solucoes e Servicos de Seguranca em Meios
      de Pagamento e Identificacao S.A................     509,292    7,287,504
*   Vanguarda Agro SA.................................   1,428,454      517,141
    WEG SA............................................     857,911   10,237,015
                                                                   ------------
TOTAL BRAZIL..........................................              899,860,143
                                                                   ------------
CHILE -- (1.2%)
    AES Gener SA......................................   7,511,797    3,915,581
    Aguas Andinas SA Class A..........................  11,398,986    6,566,897
    Banco de Chile....................................  36,416,458    4,049,109
#   Banco de Chile ADR................................      83,938    5,518,084
    Banco de Credito e Inversiones....................     147,635    6,221,464
    Banco Santander Chile.............................   4,243,634      202,508
    Banco Santander Chile ADR.........................     475,606    9,055,538
    Banmedica SA......................................     596,563    1,037,326
    Besalco SA........................................   1,451,429      716,593
    Bupa Chile SA.....................................     329,718      262,024
    CAP SA............................................     343,366      844,168
    Cementos BIO BIO SA...............................     180,149      143,949
    Cencosud SA.......................................   3,431,199    8,416,459
    Cencosud SA ADR...................................       3,035       22,854
    Cia Cervecerias Unidas SA.........................     160,549    1,473,910
#   Cia Cervecerias Unidas SA ADR.....................     149,233    2,736,933
*   Cia Pesquera Camanchaca SA........................     220,903       11,308
*   Cia Sud Americana de Vapores SA...................  24,088,387      809,914
    Cintac SA.........................................     161,631       25,515
*   Clinica LAS Condes SA.............................         309       18,637
    Colbun SA.........................................  22,558,611    6,184,082
    Corpbanca SA...................................... 656,156,636    7,249,151
#   Corpbanca SA ADR..................................      51,470      855,431
    Cristalerias de Chile SA..........................      59,157      401,528
    E.CL SA...........................................   2,942,906    4,580,574
#   Embotelladora Andina SA Class A ADR...............       2,422       34,271
    Embotelladora Andina SA Class B ADR...............      22,399      374,959
    Empresa Electrica Pilmaiquen SA...................      30,933      141,743
    Empresa Nacional de Electricidad SA...............   4,107,553    5,888,898
#   Empresa Nacional de Electricidad SA Sponsored
      ADR.............................................     185,188    7,907,528
*   Empresas AquaChile SA.............................     433,769      280,071
    Empresas CMPC SA..................................   6,029,740   15,128,928
    Empresas COPEC SA.................................   1,466,772   16,682,875
    Empresas Hites SA.................................   1,075,010      352,799
    Empresas Iansa SA.................................  17,399,035      462,114
*   Empresas La Polar SA..............................   1,986,927       72,325
    Enersis SA........................................   9,511,254    2,935,029
    Enersis SA Sponsored ADR..........................   1,299,139   19,811,870
    Enjoy SA..........................................     407,211       36,623
    ENTEL Chile SA....................................     763,068    7,202,065
    Forus SA..........................................     461,355    1,673,770
    Gasco SA..........................................      66,259      564,073
    Grupo Security SA.................................     634,855      194,378

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
CHILE -- (Continued)
    Inversiones Aguas Metropolitanas SA...............   3,235,112 $  5,005,927
    Inversiones La Construccion SA....................      40,548      485,481
*   Latam Airlines Group SA(2518932)..................     121,449    1,277,078
*   Latam Airlines Group SA(B8L1G76)..................     105,702    1,091,588
#*  Latam Airlines Group SA Sponsored ADR.............     839,537    8,705,999
    Masisa SA.........................................  11,576,658      321,297
    Molibdenos y Metales SA...........................      84,984      659,334
*   Multiexport Foods SA..............................   2,734,356      548,442
    Parque Arauco SA..................................   4,067,164    7,221,243
    PAZ Corp. SA......................................   1,350,362      745,798
    Ripley Corp. SA...................................   4,441,735    1,828,283
    SACI Falabella....................................   1,745,800   11,476,410
    Salfacorp SA......................................     656,459      437,078
    Sigdo Koppers SA..................................   1,756,594    2,378,993
    Sociedad Matriz SAAM SA...........................  15,502,982    1,100,408
    Sociedad Quimica y Minera de Chile SA Sponsored
      ADR.............................................      87,991    2,099,465
    Socovesa SA.......................................   1,364,609      271,771
    Sonda SA..........................................   2,305,566    5,596,261
*   Tech Pack SA......................................     201,054       84,173
    Vina Concha y Toro SA.............................   2,073,151    3,769,014
#   Vina Concha y Toro SA Sponsored ADR...............      26,285      959,403
    Vina San Pedro Tarapaca SA........................  16,383,152      126,555
                                                                   ------------
TOTAL CHILE...........................................              207,253,857
                                                                   ------------
CHINA -- (14.7%)
#   361 Degrees International, Ltd....................   3,838,000    1,097,903
    Agile Property Holdings, Ltd......................   8,738,465    5,300,544
    Agricultural Bank of China, Ltd. Class H..........  47,803,460   23,404,500
    Air China, Ltd. Class H...........................   6,124,000    5,851,735
#   Ajisen China Holdings, Ltd........................   1,979,000    1,146,295
*   Alibaba Health Information Technology, Ltd........   4,732,000    3,097,936
#*  Alibaba Pictures Group, Ltd.......................   3,300,000      650,773
#*  Aluminum Corp. of China, Ltd. ADR.................     246,740    2,743,749
#*  Aluminum Corp. of China, Ltd. Class H.............  10,560,000    4,754,128
    AMVIG Holdings, Ltd...............................   1,582,000      773,048
#   Angang Steel Co., Ltd. Class H....................   5,921,160    4,380,190
    Anhui Conch Cement Co., Ltd. Class H..............   2,995,500   10,046,828
#   Anhui Expressway Co., Ltd. Class H................   2,272,000    1,646,177
    Anhui Tianda Oil Pipe Co., Ltd....................     589,130       93,527
#   Anta Sports Products, Ltd.........................   3,246,000    5,746,836
#   Anton Oilfield Services Group.....................   4,602,000      891,430
#   Anxin-China Holdings, Ltd.........................  13,373,000      912,881
    Asia Cement China Holdings Corp...................   2,603,000    1,335,230
#*  Asian Citrus Holdings, Ltd........................   3,647,000      390,581
    Ausnutria Dairy Corp., Ltd........................      67,000       23,388
#*  AVIC International Holding HK, Ltd................   4,994,000      423,415
*   AVIC International Holdings, Ltd..................     560,000      391,128
#   AviChina Industry & Technology Co., Ltd. Class H..   7,645,212    4,949,662
    Bank of China, Ltd. Class H....................... 157,471,702   87,707,348
    Bank of Communications Co., Ltd. Class H..........  19,061,618   16,002,450
#   Baoxin Auto Group, Ltd............................   1,198,500      690,697
    Baoye Group Co., Ltd. Class H.....................   1,460,440      846,388
#   BBMG Corp. Class H................................   5,567,702    4,865,328

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
    Beijing Capital International Airport Co., Ltd.
      Class H.........................................   9,528,000 $  9,028,393
    Beijing Capital Land, Ltd. Class H................   5,746,000    2,649,012
#*  Beijing Development HK, Ltd.......................     437,000      132,086
    Beijing Enterprises Holdings, Ltd.................   1,543,528   11,724,525
#   Beijing Enterprises Water Group, Ltd..............   9,914,469    6,471,073
#   Beijing Jingneng Clean Energy Co., Ltd. Class H...   3,058,000    1,222,837
#   Beijing North Star Co., Ltd. Class H..............   3,824,000    1,205,347
#*  Beijing Properties Holdings, Ltd..................   2,142,967      162,998
    Belle International Holdings, Ltd.................  10,180,114   11,497,009
#   Biostime International Holdings, Ltd..............     634,500    1,724,832
#   Bloomage Biotechnology Corp., Ltd.................     400,000      662,002
#   Boer Power Holdings, Ltd..........................   1,024,000    1,115,579
#   Bosideng International Holdings, Ltd..............  15,934,157    2,046,469
    Brilliance China Automotive Holdings, Ltd.........   4,384,000    8,052,534
#   Byd Co., Ltd. Class H.............................   1,329,300    4,819,238
#   BYD Electronic International Co., Ltd.............   4,359,222    4,570,650
    C C Land Holdings, Ltd............................   7,117,354    1,225,766
#*  Carnival Group International Holdings, Ltd........     744,000      119,650
    Carrianna Group Holdings Co., Ltd.................   1,640,877      196,490
#   CECEP COSTIN New Materials Group, Ltd.............     492,000      206,295
#   Central China Real Estate, Ltd....................   3,248,074      810,617
#   Changshouhua Food Co., Ltd........................   1,543,000    1,060,396
#*  Chaoda Modern Agriculture Holdings, Ltd...........   5,616,910      393,184
#   Chaowei Power Holdings, Ltd.......................   2,728,000    1,139,658
*   Chigo Holding, Ltd................................  22,124,000      475,502
#   China Aerospace International Holdings, Ltd.......  10,982,600    1,382,526
    China Agri-Industries Holdings, Ltd...............  11,372,800    4,608,260
#   China All Access Holdings, Ltd....................   3,094,000    1,036,673
    China Animal Healthcare, Ltd......................   1,485,000    1,000,809
    China Aoyuan Property Group, Ltd..................   6,472,000    1,041,719
*   China Automation Group, Ltd.......................   3,425,000      397,009
    China BlueChemical, Ltd...........................   8,045,122    2,796,742
*   China Chengtong Development Group, Ltd............   2,718,000      161,889
#   China Child Care Corp., Ltd.......................   2,314,000      367,202
    China CITIC Bank Corp., Ltd. Class H..............  23,858,607   17,673,801
#   China Coal Energy Co., Ltd. Class H...............  18,516,168   10,248,305
    China Communications Construction Co., Ltd.
      Class H.........................................  16,467,387   17,847,554
    China Communications Services Corp., Ltd.
      Class H.........................................  11,157,327    5,038,631
    China Construction Bank Corp. Class H............. 195,696,302  156,902,526
#*  China COSCO Holdings Co., Ltd. Class H............  11,544,000    5,691,293
#*  China Culiangwang Beverages Holdings, Ltd.........   2,800,500      158,072
#   China Datang Corp. Renewable Power Co., Ltd.
      Class H.........................................  11,047,000    1,590,607
#   China Dongxiang Group Co., Ltd....................  12,911,888    2,178,277
#*  China Dredging Environment Protection Holdings,
      Ltd.............................................   2,288,000      401,814
#*  China Eastern Airlines Corp., Ltd. Class H........   5,080,000    2,576,355
*   China Energine International Holdings, Ltd........   6,260,000      674,870
    China Everbright International, Ltd...............   8,832,000   12,985,549
    China Everbright, Ltd.............................   4,496,896    9,701,744
#   China Fiber Optic Network System Group, Ltd.......   2,674,000      650,943
#*  China Foods, Ltd..................................   4,396,000    1,449,889
#   China Galaxy Securities Co., Ltd. Class H.........     452,500      484,130
    China Gas Holdings, Ltd...........................   5,958,000    9,238,963
    China Glass Holdings, Ltd.........................   4,404,000      566,125

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
*   China High Precision Automation Group, Ltd.........  1,360,000 $     40,130
*   China High Speed Transmission Equipment Group Co.,
      Ltd..............................................  6,094,007    4,302,588
    China Hongqiao Group, Ltd..........................  3,892,500    2,482,093
*   China Household Holdings, Ltd...................... 10,050,000      687,086
*   China Huiyuan Juice Group, Ltd.....................  3,217,000    1,048,234
    China International Marine Containers Group Co.,
      Ltd. Class H.....................................    266,900      509,781
#   China ITS Holdings Co., Ltd........................  2,751,096      329,874
#   China Lesso Group Holdings, Ltd....................  4,533,000    2,192,033
#   China Life Insurance Co., Ltd. ADR.................    313,416   18,002,615
    China Life Insurance Co., Ltd. Class H.............  5,510,000   21,386,646
    China Lilang, Ltd..................................  1,872,000    1,176,075
    China Longyuan Power Group Corp., Ltd. Class H.....  7,079,000    7,561,487
#*  China Lumena New Materials Corp.................... 15,666,000      947,259
    China Medical System Holdings, Ltd.................  2,928,800    5,058,156
    China Mengniu Dairy Co., Ltd.......................  2,574,000   11,761,747
    China Merchants Bank Co., Ltd. Class H............. 14,193,146   31,715,589
    China Merchants Holdings International Co., Ltd....  3,609,752   13,218,843
#*  China Metal Recycling Holdings, Ltd................  1,955,133      445,890
*   China Mining Resources Group, Ltd..................  1,302,900       11,056
    China Minsheng Banking Corp., Ltd. Class H......... 17,463,800   21,176,216
    China Mobile, Ltd..................................  3,987,000   52,059,548
#   China Mobile, Ltd. Sponsored ADR...................  1,861,391  121,586,060
#*  China Modern Dairy Holdings, Ltd...................  5,582,000    1,794,955
#   China Molybdenum Co., Ltd. Class H.................  3,996,000    2,523,067
    China National Building Material Co., Ltd.
      Class H.......................................... 12,520,000   12,067,980
    China National Materials Co., Ltd..................  5,688,000    1,512,318
*   China New Town Development Co., Ltd................  5,843,677      326,903
*   China Nickel Resources Holdings Co., Ltd...........  2,674,000       55,602
#   China Oceanwide Holdings, Ltd......................  1,932,000      207,814
#   China Oil & Gas Group, Ltd......................... 22,980,000    2,960,893
    China Oilfield Services, Ltd. Class H..............  5,218,000    8,609,873
#   China Overseas Grand Oceans Group, Ltd.............  3,522,000    1,852,169
    China Overseas Land & Investment, Ltd..............  8,650,033   25,108,921
    China Pacific Insurance Group Co., Ltd. Class H....  4,680,065   22,491,265
    China Petroleum & Chemical Corp. ADR...............    246,852   19,553,131
    China Petroleum & Chemical Corp. Class H........... 31,492,400   24,999,265
#   China Power International Development, Ltd......... 13,000,200    7,481,443
#*  China Power New Energy Development Co., Ltd........ 22,560,000    1,376,258
#*  China Precious Metal Resources Holdings Co., Ltd... 13,461,682    1,181,828
*   China Properties Group, Ltd........................  2,449,000      413,289
*   China Qinfa Group, Ltd.............................  2,670,000       88,410
    China Railway Construction Corp., Ltd. Class H.....  8,466,687    9,682,731
    China Railway Group, Ltd. Class H..................  9,962,000    7,284,488
*   China Rare Earth Holdings, Ltd.....................  7,016,000    1,160,958
    China Resources Cement Holdings, Ltd...............  7,800,946    4,639,452
    China Resources Enterprise, Ltd....................  4,418,000    9,695,382
    China Resources Gas Group, Ltd.....................  1,614,000    3,920,134
    China Resources Land, Ltd..........................  7,072,610   18,111,604
    China Resources Power Holdings Co., Ltd............  3,410,000    9,591,485
#*  China Rongsheng Heavy Industries Group Holdings,
      Ltd.............................................. 17,560,000    1,593,850
*   China Ruifeng Renewable Energy, Ltd................  1,740,000      244,657
#   China Sanjiang Fine Chemicals Co., Ltd.............  3,282,000      973,637
*   China SCE Property Holdings, Ltd...................  2,563,400      493,485

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
#   China Shanshui Cement Group, Ltd................... 10,203,645 $ 4,546,694
    China Shenhua Energy Co., Ltd. Class H.............  8,719,500  23,935,319
    China Shineway Pharmaceutical Group, Ltd...........  1,729,000   2,708,724
#*  China Shipping Container Lines Co., Ltd. Class H... 20,233,300   6,375,751
#*  China Shipping Development Co., Ltd. Class H.......  7,204,000   5,116,410
#   China Singyes Solar Technologies Holdings, Ltd.....  2,581,800   3,607,895
#   China South City Holdings, Ltd..................... 10,122,711   3,324,184
    China Southern Airlines Co., Ltd. Class H..........  6,660,000   3,546,339
#   China Southern Airlines Co., Ltd. Sponsored ADR....     41,944   1,111,516
    China Starch Holdings, Ltd.........................  8,270,000     182,400
    China State Construction International Holdings,
      Ltd..............................................  3,687,520   5,661,964
#   China Suntien Green Energy Corp., Ltd. Class H.....  7,740,000   1,721,717
#*  China Taifeng Beddings Holdings, Ltd...............  1,662,000     207,201
#*  China Taiping Insurance Holdings Co., Ltd..........  4,494,666  13,824,793
    China Telecom Corp., Ltd. ADR......................    137,239   8,036,716
    China Telecom Corp., Ltd. Class H..................  8,024,000   4,745,278
#*  China Tian Lun Gas Holdings, Ltd...................    615,000     644,679
*   China Tianyi Holdings, Ltd.........................  1,996,000     185,778
*   China Tontine Wines Group, Ltd.....................  3,330,000     118,126
#*  China Traditional Chinese Medicine Co., Ltd........    738,000     480,697
    China Travel International Investment Hong Kong,
      Ltd.............................................. 13,193,892   4,380,596
    China Unicom Hong Kong, Ltd........................  5,068,000   7,585,760
    China Unicom Hong Kong, Ltd. ADR...................  1,117,285  16,703,411
    China Vanadium Titano - Magnetite Mining Co., Ltd..  4,955,000     452,838
#   China Water Affairs Group, Ltd.....................  4,664,000   2,201,987
#*  China Water Industry Group, Ltd....................  1,440,000     270,293
*   China WindPower Group, Ltd......................... 19,845,909   1,208,844
#*  China Yurun Food Group, Ltd........................  7,579,000   2,913,603
    China ZhengTong Auto Services Holdings, Ltd........  4,907,500   2,462,885
#   China Zhongwang Holdings, Ltd......................  9,010,779   3,963,514
*   Chinasoft International, Ltd.......................  4,892,000   1,558,323
*   Chinese People Holdings Co., Ltd................... 11,215,071     183,159
*   Chongqing Iron & Steel Co., Ltd. Class H...........  2,106,000     424,526
    Chongqing Machinery & Electric Co., Ltd. Class H...  5,647,962     870,109
    Chongqing Rural Commercial Bank Co., Ltd. Class H.. 12,371,000   7,588,295
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd....................................  2,419,000     607,442
#   CIMC Enric Holdings, Ltd...........................  2,430,000   1,861,866
*   CITIC Dameng Holdings, Ltd.........................    935,000      68,375
#*  CITIC Resources Holdings, Ltd...................... 12,768,000   1,674,892
#   CITIC Securities Co., Ltd. Class H.................  2,020,500   6,465,334
    CITIC, Ltd.........................................  6,532,567  11,227,227
#   Citychamp Watch & Jewellery Group, Ltd............. 10,242,000   1,254,365
    Clear Media, Ltd...................................    192,000     190,624
*   CNNC International, Ltd............................    414,898     158,560
    CNOOC, Ltd......................................... 31,447,000  41,807,870
#   CNOOC, Ltd. ADR....................................    239,300  31,862,795
*   Coastal Greenland, Ltd.............................  3,432,000     100,161
#   Comba Telecom Systems Holdings, Ltd................  5,369,180   1,294,174
*   Comtec Solar Systems Group, Ltd....................  4,346,000     546,699
#   Coolpad Group, Ltd................................. 14,392,000   2,917,379
#   Cosco International Holdings, Ltd..................  1,328,000     544,322
    COSCO Pacific, Ltd.................................  8,896,623  12,942,718
*   Coslight Technology International Group Co., Ltd...    480,000     293,771

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
    Country Garden Holdings Co., Ltd................... 18,503,660 $ 7,372,881
#   CP Pokphand Co., Ltd............................... 12,593,658   1,427,658
#   CPMC Holdings, Ltd.................................  1,325,000     708,473
    CSPC Pharmaceutical Group, Ltd.....................  3,620,000   3,039,827
    CSR Corp., Ltd.....................................  5,535,324   6,696,033
*   DaChan Food Asia, Ltd..............................  1,513,087     176,247
#   Dah Chong Hong Holdings, Ltd.......................  4,428,000   2,592,944
#   Dalian Port PDA Co., Ltd. Class H..................  5,986,000   2,048,119
    DaMing International Holdings, Ltd.................     34,000       9,740
#   Daphne International Holdings, Ltd.................  5,196,000   1,666,149
    Datang International Power Generation Co., Ltd.
      Class H..........................................  8,690,000   4,751,175
#   Dawnrays Pharmaceutical Holdings, Ltd..............  1,369,491     943,223
#*  DBA Telecommunication Asia Holdings, Ltd...........  1,020,000      50,130
#   Digital China Holdings, Ltd........................  4,070,000   3,844,715
#   Dongfang Electric Corp., Ltd. Class H..............  1,165,800   2,553,842
    Dongfeng Motor Group Co., Ltd. Class H.............  7,834,000  11,349,901
#   Dongjiang Environmental Co., Ltd. Class H..........     51,198     177,412
#   Dongyue Group, Ltd.................................  6,374,000   2,218,853
#*  Dynasty Fine Wines Group, Ltd......................  1,708,000      59,487
    Embry Holdings, Ltd................................    509,000     263,508
    ENN Energy Holdings, Ltd...........................  2,038,000  12,007,816
    EVA Precision Industrial Holdings, Ltd.............  5,630,516   1,338,720
*   EverChina International Holdings Co., Ltd.......... 17,127,500     658,621
#   Evergrande Real Estate Group, Ltd.................. 28,882,000  11,951,026
    Evergreen International Holdings, Ltd..............  1,091,000     117,718
*   Extrawell Pharmaceutical Holdings, Ltd.............  4,802,079     201,001
#   Fantasia Holdings Group Co., Ltd...................  9,461,519     937,958
#*  FDG Electric Vehicles, Ltd.........................  5,000,000     282,620
#   First Tractor Co., Ltd. Class H....................  1,960,000   1,437,983
#   Fosun International, Ltd...........................  6,267,285   8,785,035
    Franshion Properties China, Ltd.................... 20,140,976   5,913,392
#   Fufeng Group, Ltd..................................  5,082,800   2,567,791
#*  GCL-Poly Energy Holdings, Ltd...................... 33,132,320   7,237,016
#   Geely Automobile Holdings, Ltd..................... 29,730,000  12,218,231
#*  Global Bio-Chem Technology Group Co., Ltd.......... 10,533,600     304,752
*   Global Sweeteners Holdings, Ltd....................  1,750,699      90,950
*   Glorious Property Holdings, Ltd.................... 14,327,712   1,642,803
    Goldbond Group Holdings, Ltd.......................    650,000      25,158
#   Golden Eagle Retail Group, Ltd.....................  2,287,000   2,726,276
#   Golden Meditech Holdings, Ltd......................  3,831,809     536,833
    Goldlion Holdings, Ltd.............................    852,866     366,222
    GOME Electrical Appliances Holding, Ltd............ 56,205,660   7,809,174
    Good Friend International Holdings, Inc............    487,333     138,403
#   Goodbaby International Holdings, Ltd...............  2,541,000     800,223
    Great Wall Motor Co., Ltd. Class H.................  2,432,750  13,885,859
#   Greatview Aseptic Packaging Co., Ltd...............  1,754,000     801,808
#   Greenland Hong Kong Holdings, Ltd..................  1,497,275     583,862
#   Greentown China Holdings, Ltd......................  3,479,500   3,088,816
    Guangdong Investment, Ltd..........................  6,708,000   8,969,755
*   Guangdong Land Holdings, Ltd.......................  2,823,361     725,240
    Guangshen Railway Co., Ltd. Class H................  4,242,000   2,193,801
    Guangshen Railway Co., Ltd. Sponsored ADR..........     69,174   1,772,238
    Guangzhou Automobile Group Co., Ltd. Class H.......  8,373,480   7,635,414

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H....................................     504,000 $  1,784,763
    Guangzhou R&F Properties Co., Ltd.................   4,977,932    5,701,398
#   Guangzhou Shipyard International Co., Ltd.
      Class H.........................................     530,000    1,627,130
#   Guodian Technology & Environment Group Corp., Ltd.
      Class H.........................................   2,974,000      370,532
    Haier Electronics Group Co., Ltd..................   2,542,000    6,842,845
    Hainan Meilan International Airport Co., Ltd.
      Class H.........................................     596,000      483,811
#   Haitian International Holdings, Ltd...............   1,424,000    2,768,163
#   Hanergy Thin Film Power Group, Ltd................  48,496,000   22,466,460
    Harbin Electric Co., Ltd. Class H.................   4,400,587    3,146,769
    Henderson Investment, Ltd.........................     377,000       32,986
#*  Heng Tai Consumables Group, Ltd...................  22,399,659      252,333
    Hengan International Group Co., Ltd...............   1,355,622   16,091,384
#   Hengdeli Holdings, Ltd............................  10,988,800    2,047,003
*   Hi Sun Technology China, Ltd......................     624,000      170,532
#*  Hidili Industry International Development, Ltd....   5,587,000      482,850
#   Hilong Holding, Ltd...............................   2,522,000      778,604
*   Hisense Kelon Electrical Holdings Co., Ltd.
      Class H.........................................   1,924,000    1,560,645
#*  HKC Holdings, Ltd.................................  19,752,210      647,639
#   Honghua Group, Ltd................................   5,332,000      652,863
    Hopefluent Group Holdings, Ltd....................     515,973      156,756
    Hopewell Highway Infrastructure, Ltd..............   3,852,528    1,862,047
#*  Hopson Development Holdings, Ltd..................   3,550,000    3,147,321
#   Hua Han Bio-Pharmaceutical Holdings, Ltd..........  12,337,361    2,954,093
*   Hua Lien International Holding Co., Ltd...........     558,000       23,293
    Huabao International Holdings, Ltd................  10,678,986    8,414,816
    Huadian Power International Corp., Ltd. Class H...   5,604,000    5,068,484
    Huaneng Power International, Inc. Class H.........   1,434,000    1,996,211
#   Huaneng Power International, Inc. Sponsored ADR...     106,517    5,938,323
    Huaneng Renewables Corp., Ltd. Class H............  12,414,000    4,418,776
#*  Hunan Nonferrous Metal Corp., Ltd. Class H........   8,890,000    4,601,796
    Industrial & Commercial Bank of China, Ltd.
      Class H......................................... 200,441,725  143,196,548
    Inspur International, Ltd.........................   2,180,000      463,725
    Intime Retail Group Co., Ltd......................   4,260,500    2,620,374
    Jiangsu Expressway Co., Ltd. Class H..............   3,082,000    3,781,620
    Jiangxi Copper Co., Ltd. Class H..................   4,924,000    8,027,242
*   Jinchuan Group International Resources Co., Ltd...   1,141,000       67,258
    Jingwei Textile Machinery Class H.................   1,000,000    1,233,204
#   Ju Teng International Holdings, Ltd...............   4,656,090    2,455,225
    Jutal Offshore Oil Services, Ltd..................   1,186,000      172,929
*   Kai Yuan Holdings, Ltd............................  16,790,000      172,836
#   Kaisa Group Holdings, Ltd.........................   9,772,684    2,016,988
    Kasen International Holdings, Ltd.................     314,000       38,563
    Kingboard Chemical Holdings, Ltd..................   3,706,166    5,984,530
    Kingboard Laminates Holdings, Ltd.................   4,971,984    2,106,193
#*  Kingdee International Software Group Co., Ltd.....   5,767,600    1,864,685
#   Kingsoft Corp., Ltd...............................   2,205,000    5,254,655
    Kunlun Energy Co., Ltd............................  10,436,000   10,866,093
    KWG Property Holding, Ltd.........................   6,613,144    4,266,023
*   Labixiaoxin Snacks Group, Ltd.....................   2,192,000      228,272
    Lai Fung Holdings, Ltd............................  25,294,336      497,211
#   Le Saunda Holdings, Ltd...........................   1,218,000      448,730
    Lee & Man Chemical Co., Ltd.......................     821,339      429,298
    Lee & Man Paper Manufacturing, Ltd................   7,199,200    3,779,869

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
    Lenovo Group, Ltd.................................. 14,846,000 $19,191,784
*   Leoch International Technology, Ltd................    907,000     127,333
#*  Li Ning Co., Ltd...................................  5,421,583   2,372,600
#*  Lianhua Supermarket Holdings Co., Ltd. Class H.....  2,030,200     981,391
    Lijun International Pharmaceutical Holding Co.,
      Ltd..............................................  7,206,000   3,365,720
#*  Lingbao Gold Co., Ltd. Class H.....................  1,494,000     264,158
*   LK Technology Holdings, Ltd........................    712,500      50,794
#   Longfor Properties Co., Ltd........................  5,218,000   6,828,226
    Lonking Holdings, Ltd.............................. 11,388,000   2,154,188
*   Loudong General Nice Resources China Holdings,
      Ltd..............................................  5,239,309     412,970
#*  Maanshan Iron & Steel Co., Ltd. Class H............  9,296,000   2,525,269
*   Madex International Holdings, Ltd..................  3,520,000     110,123
    Maoye International Holdings, Ltd..................  7,100,000   1,060,749
    Metallurgical Corp. of China, Ltd. Class H......... 12,523,000   3,848,612
#*  Microport Scientific Corp..........................  1,233,000     539,087
    MIE Holdings Corp..................................  4,960,000     562,577
    MIN XIN Holdings, Ltd..............................    596,000     442,778
#*  Mingfa Group International Co., Ltd................  4,982,000   1,629,931
*   Mingyuan Medicare Development Co., Ltd.............  4,480,000     119,519
#   Minmetals Land, Ltd................................  6,023,644     689,956
    Minth Group, Ltd...................................  2,171,000   4,519,409
#   MMG, Ltd...........................................  9,112,000   2,607,788
    MOBI Development Co., Ltd..........................     34,000       7,040
*   Nan Hai Corp., Ltd................................. 61,300,000     330,068
    Nature Home Holding Co., Ltd.......................    654,000     106,253
#   NetDragon Websoft, Inc.............................    613,956   1,075,246
    New China Life Insurance Co., Ltd. Class H.........  1,603,200   8,820,756
    New World China Land, Ltd.......................... 10,199,700   6,337,513
#   New World Department Store China, Ltd..............  2,186,538     603,376
#   Nine Dragons Paper Holdings, Ltd...................  9,105,000   6,664,958
#*  North Mining Shares Co., Ltd....................... 10,000,000     429,522
#   NVC Lighting Holdings, Ltd.........................  7,356,000   1,259,638
*   O-Net Communications Group, Ltd....................  1,503,000     317,462
    Overseas Chinese Town Asia Holdings, Ltd...........    357,817     207,405
#   Pacific Online, Ltd................................  1,243,195     455,309
    Parkson Retail Group, Ltd..........................  6,360,500   1,513,470
#*  PAX Global Technology, Ltd.........................    577,000     540,262
    Peak Sport Products Co., Ltd.......................  3,192,000     872,075
#   PetroChina Co., Ltd. ADR...........................    229,733  24,942,112
    PetroChina Co., Ltd. Class H....................... 23,340,000  25,284,518
#   Phoenix Satellite Television Holdings, Ltd.........  4,950,000   1,541,099
    PICC Property & Casualty Co., Ltd. Class H.........  8,072,932  15,744,821
    Ping An Insurance Group Co. of China, Ltd.
      Class H..........................................  2,990,500  31,638,547
#   Poly Property Group Co., Ltd....................... 11,116,068   5,177,818
#*  Ports Design, Ltd..................................  1,736,000     669,224
*   Pou Sheng International Holdings, Ltd..............  3,881,609     300,032
*   Powerlong Real Estate Holdings, Ltd................  5,528,715     762,000
*   Prosperity International Holdings HK, Ltd..........  4,900,000     144,715
    Qingling Motors Co., Ltd. Class H..................  1,688,000     565,931
*   Qunxing Paper Holdings Co., Ltd....................    854,211      41,651
*   Real Gold Mining, Ltd..............................    640,000      21,712
    Real Nutriceutical Group, Ltd......................  4,279,000   1,209,664
#*  Renhe Commercial Holdings Co., Ltd................. 96,736,615   4,366,094

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
#   REXLot Holdings, Ltd............................... 41,293,724 $ 3,224,706
#   Road King Infrastructure, Ltd......................  1,179,000   1,006,215
    Samson Holding, Ltd................................  4,377,000     570,351
*   Sany Heavy Equipment International Holdings Co.,
      Ltd..............................................  4,530,500     967,600
    Sateri Holdings, Ltd...............................     23,000       2,760
    Scud Group, Ltd....................................  1,110,000     133,290
#*  Semiconductor Manufacturing International Corp..... 98,446,955   8,533,250
*   Semiconductor Manufacturing International Corp.
      ADR..............................................    173,964     735,868
    Shandong Chenming Paper Holdings, Ltd. Class H.....  1,952,022     961,615
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H..........................................  3,088,000   2,419,060
    Shanghai Electric Group Co., Ltd. Class H..........  8,800,000   5,384,421
    Shanghai Fosun Pharmaceutical Group Co., Ltd.
      Class H..........................................    618,000   2,250,518
    Shanghai Industrial Holdings, Ltd..................  2,523,000   7,453,822
#* Shanghai Industrial Urban Development Group, Ltd... 8,157,025 1,311,388 Shanghai Jin Jiang International Hotels Group Co.,
      Ltd.
      Class H..........................................  7,004,000   2,331,207
    Shanghai Pharmaceuticals Holding Co., Ltd.
      Class H..........................................  2,017,700   4,369,171
    Shanghai Prime Machinery Co., Ltd. Class H.........  1,820,000     326,132
*   Shanghai Zendai Property, Ltd......................  6,120,000     144,468
    Shengli Oil & Gas Pipe Holdings, Ltd...............  5,242,500     256,300
    Shenguan Holdings Group, Ltd.......................  3,748,000   1,045,218
    Shenzhen Expressway Co., Ltd. Class H..............  3,204,000   2,495,401
    Shenzhen International Holdings, Ltd...............  4,657,885   6,712,867
    Shenzhen Investment, Ltd........................... 15,445,749   4,437,917
    Shenzhou International Group Holdings, Ltd.........  1,081,000   3,899,982
    Shimao Property Holdings, Ltd......................  6,068,683  12,769,313
#*  Shougang Concord International Enterprises Co.,
      Ltd.............................................. 24,674,100   1,047,176
#   Shougang Fushan Resources Group, Ltd............... 17,696,461   3,761,898
    Shui On Land, Ltd.................................. 19,981,276   4,472,328
#*  Shunfeng International Clean Energy, Ltd...........  1,668,000   1,290,659
    Sichuan Expressway Co., Ltd. Class H...............  4,116,000   1,747,223
    Sihuan Pharmaceutical Holdings Group, Ltd.......... 13,934,000   8,970,072
*   Sijia Group Co.....................................    893,399      29,617
#   Silver Grant International Industries, Ltd.........  4,466,000     656,634
*   SIM Technology Group, Ltd..........................  5,367,000     271,627
    Sino Biopharmaceutical, Ltd........................  8,963,999   8,954,951
#*  Sino Oil And Gas Holdings, Ltd..................... 53,867,234   1,129,473
    Sino-Ocean Land Holdings, Ltd...................... 18,491,462  11,895,952
#*  Sinofert Holdings, Ltd............................. 11,832,673   2,192,647
#*  Sinolink Worldwide Holdings, Ltd...................  3,813,492     294,153
#   SinoMedia Holding, Ltd.............................  1,167,258     563,853
#   Sinopec Kantons Holdings, Ltd......................  3,422,000   2,704,740
    Sinopec Shanghai Petrochemical Co., Ltd. Class H...  4,443,000   1,285,943
#   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
      ADR..............................................     39,923   1,138,989
    Sinopharm Group Co., Ltd. Class H..................  2,857,200  10,439,923
*   Sinotrans Shipping, Ltd............................  7,724,500   1,747,124
    Sinotrans, Ltd. Class H............................  7,732,000   5,517,233
    Sinotruk Hong Kong, Ltd............................  3,827,500   2,105,007
    SITC International Holdings Co., Ltd...............  2,068,000   1,138,370
#   Skyworth Digital Holdings, Ltd..................... 10,258,334   5,798,315
    SMI Holdings Group, Ltd............................ 14,456,000     502,720
    SOHO China, Ltd....................................  8,469,339   5,914,642
*   Solargiga Energy Holdings, Ltd.....................  9,232,000     326,547
*   Sparkle Roll Group, Ltd............................  6,520,000     264,542

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
    Springland International Holdings, Ltd.............  1,529,000 $    470,545
#   SPT Energy Group, Inc..............................  2,996,000      478,975
    SRE Group, Ltd..................................... 14,737,714      397,333
#   Sun Art Retail Group, Ltd..........................  4,579,500    4,134,025
    Sun King Power Electronics Group...................    118,000       10,014
    Sunac China Holdings, Ltd..........................  8,054,000    7,210,087
#   Sunny Optical Technology Group Co., Ltd............  2,611,000    3,953,867
#*  Superb Summit International Group, Ltd.............  1,350,000      254,247
    TCC International Holdings, Ltd....................  5,291,997    1,928,474
#   TCL Communication Technology Holdings, Ltd.........  2,429,100    2,136,629
*   TCL Multimedia Technology Holdings, Ltd............  3,145,200    1,374,013
    Tencent Holdings, Ltd..............................  9,231,600  155,587,313
#   Tenfu Cayman Holdings Co., Ltd.....................    101,000       38,455
#   Texhong Textile Group, Ltd.........................  1,839,500    1,385,270
    Tian An China Investment Co., Ltd..................    896,357      553,974
    Tian Shan Development Holding, Ltd.................  1,238,000      528,110
#   Tiangong International Co., Ltd....................  6,274,056    1,096,860
    Tianjin Capital Environmental Protection Group
      Co., Ltd. Class H................................  1,138,000      757,506
#   Tianjin Development Hldgs, Ltd.....................  1,873,800    1,321,355
*   Tianjin Jinran Public Utilities Co., Ltd. Class H..  2,010,000      318,699
    Tianjin Port Development Holdings, Ltd............. 10,343,200    2,089,901
#   Tianneng Power International, Ltd..................  3,937,952      962,142
#   Tibet 5100 Water Resources Holdings, Ltd...........  2,339,000      790,977
    Tingyi Cayman Islands Holding Corp.................  3,742,000    9,226,628
#   Tomson Group, Ltd..................................  1,062,448      257,574
#   Tong Ren Tang Technologies Co., Ltd. Class H.......  1,996,000    2,492,638
    Tongda Group Holdings, Ltd.........................  9,100,000    1,201,652
    Tonly Electronics Holdings, Ltd....................    403,080      284,406
    Towngas China Co., Ltd.............................  3,853,000    3,364,850
#   TPV Technology, Ltd................................  3,810,578      778,221
    Travelsky Technology, Ltd. Class H.................  3,595,938    3,803,362
#   Trigiant Group, Ltd................................  3,272,000      682,454
*   Trony Solar Holdings Co., Ltd......................  2,133,000       32,467
#   Truly International Holdings, Ltd..................  5,669,000    2,047,053
    Tsingtao Brewery Co., Ltd. Class H.................    530,000    3,540,159
#   Uni-President China Holdings, Ltd..................  3,649,308    3,155,858
#*  United Energy Group, Ltd...........................  9,287,550    1,313,108
#*  V1 Group, Ltd...................................... 19,290,600    1,483,012
#*  Wanda Hotel Development Co., Ltd...................     43,000        8,202
    Wanguo International Mining Group, Ltd.............     58,000       17,750
    Want Want China Holdings, Ltd...................... 12,330,000   14,733,670
    Wasion Group Holdings, Ltd.........................  2,504,000    2,346,438
    Weichai Power Co., Ltd. Class H....................  1,646,280    6,512,864
    Weiqiao Textile Co. Class H........................  2,412,000    1,319,697
    Welling Holding, Ltd...............................  5,670,000    1,046,266
    West China Cement, Ltd............................. 14,894,000    1,664,077
#*  Winsway Enterprises Holdings, Ltd..................  8,131,000      249,641
    World Wide Touch Technology Holdings, Ltd..........  4,692,000      121,895
#   Wumart Stores, Inc. Class H........................  1,291,000      910,956
    Xiamen International Port Co., Ltd. Class H........  5,097,338    1,293,501
*   Xiao Nan Guo Restaurants Holdings, Ltd.............    326,000       39,609
    Xingda International Holdings, Ltd.................  4,868,000    1,527,223
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H..........................................    786,000      709,743

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
CHINA -- (Continued)
#   Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H........................................  1,898,200 $    3,021,284
*   Xinjiang Xinxin Mining Industry Co., Ltd.
      Class H........................................  3,677,000        674,943
#*  Xiwang Property Holdings Co., Ltd................  1,750,005         83,010
    Xiwang Special Steel Co., Ltd....................    990,000        139,882
    XTEP International Holdings, Ltd.................  3,155,500      1,112,963
#*  Yanchang Petroleum International, Ltd............ 18,410,000        723,203
#   Yanzhou Coal Mining Co., Ltd. Class H............  6,654,000      5,325,792
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR......    214,102      1,687,124
    Yingde Gases Group Co., Ltd......................  3,946,500      2,659,197
    Yip's Chemical Holdings, Ltd.....................  1,318,000        764,064
    Youyuan International Holdings, Ltd..............    941,600        189,413
    Yuanda China Holdings, Ltd.......................  4,226,000        245,232
    Yuexiu Property Co., Ltd......................... 37,485,784      7,381,938
#   Yuexiu Transport Infrastructure, Ltd.............  3,011,415      2,036,214
#   Yuzhou Properties Co., Ltd.......................  4,780,800      1,152,327
#*  Zall Development Group, Ltd......................  2,023,000        694,569
#   Zhaojin Mining Industry Co., Ltd.................  3,922,166      2,395,459
    Zhejiang Expressway Co., Ltd. Class H............  5,928,000      7,559,035
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H........................................    555,000        332,346
#   Zhong An Real Estate, Ltd........................  4,362,444        580,489
#   Zhongsheng Group Holdings, Ltd...................  1,896,000      1,649,439
    Zhuzhou CSR Times Electric Co., Ltd. Class H.....  1,355,250      7,560,206
#   Zijin Mining Group Co., Ltd. Class H............. 16,988,000      5,261,071
#   Zoomlion Heavy Industry Science and Technology
      Co., Ltd.......................................  5,984,400      3,669,273
#   ZTE Corp. Class H................................  1,801,460      3,946,155
                                                                 --------------
TOTAL CHINA..........................................             2,459,308,018
                                                                 --------------
COLOMBIA -- (0.4%)
    Almacenes Exito SA...............................    728,606      7,465,225
    Banco de Bogota SA...............................     62,854      1,600,201
    Bancolombia SA...................................    542,625      6,106,755
#   Bancolombia SA Sponsored ADR.....................    324,032     14,992,961
    Bolsa de Valores de Colombia.....................  2,403,206         18,221
    Celsia SA ESP....................................    117,537        248,080
    Cementos Argos SA................................  1,260,016      4,750,880
*   Cemex Latam Holdings SA..........................    579,386      3,614,039
    Constructora Conconcreto SA......................     19,345         10,862
    Corp. Financiera Colombiana SA(B000C92)..........    100,919      1,532,811
*   Corp. Financiera Colombiana SA(BKKND98)..........      2,526         39,322
    Ecopetrol SA.....................................  4,199,977      3,365,145
#   Ecopetrol SA Sponsored ADR.......................    420,832      6,859,562
    Empresa de Energia de Bogota SA ESP..............  2,825,801      1,829,822
    Empresa de Telecomunicaciones de Bogota..........    885,214        163,257
*   Fabricato SA.....................................  9,525,507         36,892
    Grupo Aval Acciones y Valores....................  1,157,278        594,054
    Grupo de Inversiones Suramericana SA.............     61,661        894,590
    Grupo Nutresa SA.................................    145,804      1,523,771
    Grupo Odinsa SA..................................     10,651         29,682
    Interconexion Electrica SA ESP...................  1,307,366      4,018,543
    Isagen SA ESP....................................  3,838,190      4,538,188

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
COLOMBIA -- (Continued)
    Mineros SA.........................................    17,511 $    13,707
                                                                  -----------
TOTAL COLOMBIA.........................................            64,246,570
                                                                  -----------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S............................................   558,926  13,082,362
    Fortuna Entertainment Group NV.....................    51,763     261,091
    Komercni Banka A.S.................................    66,410  13,514,662
    O2 Czech Republic AS...............................   476,865   4,217,823
    Pegas Nonwovens SA.................................    53,761   1,473,354
#   Philip Morris CR A.S...............................     2,127     947,816
*   Unipetrol A.S......................................   201,723   1,114,328
                                                                  -----------
TOTAL CZECH REPUBLIC...................................            34,611,436
                                                                  -----------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. GDR..... 1,291,127   9,217,983
*   Egyptian Financial Group-Hermes Holding Co. GDR....    13,261      54,094
*   Global Telecom Holding SAE GDR..................... 1,219,992   3,519,265
                                                                  -----------
TOTAL EGYPT............................................            12,791,342
                                                                  -----------
GREECE -- (0.4%)
    Aegean Airlines SA.................................   183,158   1,417,606
*   Alpha Bank AE...................................... 9,454,306   3,454,209
*   Astir Palace Hotel SA..............................    41,272     122,717
    Athens Water Supply & Sewage Co. SA (The)..........    77,315     505,944
*   Attica Bank SA.....................................   385,386      25,070
*   Ellaktor SA........................................   139,123     266,467
    Elval - Hellenic Aluminium Industry SA.............     3,461       3,868
*   Eurobank Ergasias SA...............................   369,601      45,706
    FF Group...........................................   168,264   5,027,777
*   Fourlis Holdings SA................................   141,658     445,021
*   Frigoglass SA......................................    95,052     175,581
*   GEK Terna Holding Real Estate Construction SA......   237,991     470,885
    Hellenic Exchanges - Athens Stock Exchange SA
      Holding..........................................   426,839   2,289,192
    Hellenic Petroleum SA..............................   519,096   2,206,780
*   Hellenic Telecommunications Organization SA........ 1,097,511   9,050,399
*   Intracom Holdings SA...............................   321,392     126,136
*   Intralot SA-Integrated Lottery Systems & Services..   704,209   1,041,019
    JUMBO SA...........................................   509,877   4,844,674
*   Lamda Development SA...............................    40,956     130,337
*   Marfin Investment Group Holdings SA................ 4,779,275     850,613
    Metka SA...........................................   146,890   1,490,727
    Motor Oil Hellas Corinth Refineries SA.............   267,686   1,814,638
*   Mytilineos Holdings SA.............................   123,039     698,196
*   National Bank of Greece SA......................... 1,888,544   1,931,310
*   National Bank of Greece SA ADR.....................   797,946     877,741
    OPAP SA............................................   740,812   6,260,687
*   Piraeus Bank SA.................................... 7,168,799   4,171,055
    Piraeus Port Authority SA..........................    17,126     191,032
*   Public Power Corp. SA..............................   529,775   2,880,332
    Sarantis SA........................................     5,137      40,837
    Terna Energy SA....................................   155,686     374,942

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
GREECE -- (Continued)
    Titan Cement Co. SA................................   258,583 $ 5,773,400
                                                                  -----------
TOTAL GREECE...........................................            59,004,898
                                                                  -----------
HUNGARY -- (0.2%)
#*  CIG Pannonia Life Insurance P.L.C. Class A.........     5,747       3,528
*   Danubius Hotel and SpA P.L.C.......................     6,208     115,276
#*  FHB Mortgage Bank P.L.C............................    98,501     248,766
*   Magyar Telekom Telecommunications P.L.C............ 1,823,002   2,365,236
#*  Magyar Telekom Telecommunications P.L.C. Sponsored
      ADR..............................................    36,206     234,977
    MOL Hungarian Oil and Gas P.L.C....................   119,595   4,786,464
#   OTP Bank P.L.C..................................... 1,030,575  13,665,585
    Richter Gedeon Nyrt................................   453,866   6,158,639
                                                                  -----------
TOTAL HUNGARY..........................................            27,578,471
                                                                  -----------
INDIA -- (10.0%)
*   3M India, Ltd......................................     3,252     356,732
    Aarti Industries...................................     5,877      26,973
    Aban Offshore, Ltd.................................   192,279   1,454,484
    ABB India, Ltd.....................................   133,223   2,750,984
*   ABG Shipyard, Ltd..................................   135,229     446,741
    ACC, Ltd...........................................   219,236   5,524,094
    Adani Enterprises, Ltd.............................   848,716   8,744,828
    Adani Ports & Special Economic Zone, Ltd........... 1,705,265   9,313,853
*   Adani Power, Ltd................................... 3,327,730   2,783,698
    Aditya Birla Nuvo, Ltd.............................   218,616   6,353,818
*   Advanta, Ltd.......................................    93,014     499,275
    Aegis Logistics, Ltd...............................    34,890     237,453
    Agro Tech Foods, Ltd...............................    33,043     363,006
    Ahmednagar Forgings, Ltd...........................    77,350     402,115
    AIA Engineering, Ltd...............................   108,216   1,981,245
    Ajanta Pharma, Ltd.................................    69,526   2,869,468
    Akzo Nobel India, Ltd..............................    32,864     792,623
    Alembic Pharmaceuticals, Ltd.......................   336,138   2,535,624
    Alembic, Ltd.......................................   603,610     424,910
    Allahabad Bank..................................... 1,114,471   2,076,206
    Allcargo Logistics, Ltd............................     4,494      23,809
    Alok Industries, Ltd............................... 5,583,532     900,021
    Alstom India, Ltd..................................   104,518   1,179,217
    Alstom T&D India, Ltd..............................     5,721      43,600
    Amara Raja Batteries, Ltd..........................   373,324   5,152,599
    Ambuja Cements, Ltd................................ 3,102,973  12,634,544
    Amtek Auto, Ltd....................................   574,953   1,602,176
    Amtek India, Ltd...................................   284,855     306,904
    Anant Raj, Ltd.....................................   942,384     761,984
*   Andhra Bank........................................ 1,206,558   1,781,676
    Apar Industries, Ltd...............................    28,585     170,930
    Apollo Hospitals Enterprise, Ltd...................   277,636   5,860,733
    Apollo Tyres, Ltd.................................. 1,883,459   7,333,855
    Arvind, Ltd........................................ 1,335,767   6,229,475
*   Asahi India Glass, Ltd.............................   124,796     268,008
*   Ashok Leyland, Ltd................................. 8,823,200   9,348,272
    Asian Paints, Ltd..................................   873,172  12,081,592

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
INDIA -- (Continued)
    Atul, Ltd..........................................    34,174 $   710,276
    Aurobindo Pharma, Ltd..............................   917,592  18,487,614
    Automotive Axles, Ltd..............................     7,751      90,783
    Axis Bank, Ltd..................................... 4,488,760  42,496,338
    Bajaj Auto, Ltd....................................   323,753  12,467,707
    Bajaj Corp., Ltd...................................   119,733     800,816
    Bajaj Electricals, Ltd.............................   208,168     781,296
    Bajaj Finance, Ltd.................................    28,762   1,875,096
    Bajaj Finserv, Ltd.................................   199,581   4,663,263
*   Bajaj Hindusthan, Ltd.............................. 1,505,484     461,761
    Bajaj Holdings & Investment, Ltd...................   134,199   3,055,707
    Balkrishna Industries, Ltd.........................   179,086   1,874,389
    Ballarpur Industries, Ltd.......................... 1,776,530     451,636
    Balmer Lawrie & Co., Ltd...........................    83,809     792,671
*   Balrampur Chini Mills, Ltd.........................   900,409     887,503
    Bank of Baroda..................................... 2,054,560   6,359,785
    Bank of India......................................   925,198   3,954,027
    Bank Of Maharashtra................................   642,900     431,948
    Bannari Amman Sugars, Ltd..........................     3,050      58,647
    BASF India, Ltd....................................    44,766     893,156
    Bata India, Ltd....................................    92,603   2,119,840
    BEML, Ltd..........................................   141,009   2,047,836
    Berger Paints India, Ltd........................... 1,058,318   3,935,265
    BGR Energy Systems, Ltd............................   131,573     330,371
    Bharat Electronics, Ltd............................    57,139   3,065,714
    Bharat Forge, Ltd..................................   663,273  11,037,958
    Bharat Heavy Electricals, Ltd...................... 2,440,270  11,461,895
    Bharat Petroleum Corp., Ltd........................   725,403   8,768,075
    Bharti Airtel, Ltd................................. 2,147,446  12,945,330
    Bhushan Steel, Ltd.................................   334,343     453,994
    Biocon, Ltd........................................   442,068   2,959,670
    Birla Corp., Ltd...................................    50,217     429,279
    Blue Dart Express, Ltd.............................    14,181   1,561,406
    Blue Star, Ltd.....................................   133,363     723,659
    Bombay Dyeing & Manufacturing Co., Ltd.............   712,065     930,646
    Bosch, Ltd.........................................    19,618   7,555,655
    Brigade Enterprises, Ltd...........................    75,664     205,513
    Britannia Industries, Ltd..........................   204,624   6,249,734
    Cadila Healthcare, Ltd.............................   219,599   5,815,809
    Cairn India, Ltd................................... 2,180,042   8,200,803
    Canara Bank........................................   662,147   4,711,145
    Carborundum Universal, Ltd.........................   136,424     390,633
    CCL Products India, Ltd............................   277,301     849,157
    Ceat, Ltd..........................................   107,898   1,426,426
*   Central Bank Of India.............................. 1,200,049   2,021,916
    Century Plyboards India, Ltd.......................   316,159     940,125
    Century Textiles & Industries, Ltd.................   310,285   2,864,920
    CESC, Ltd..........................................   403,869   4,734,477
    Chambal Fertilizers & Chemicals, Ltd............... 1,108,436   1,082,462
*   Chennai Petroleum Corp., Ltd.......................   277,483     346,929
    Cholamandalam Investment and Finance Co., Ltd......    56,126     490,918
    Cipla, Ltd......................................... 1,428,860  16,049,442
    City Union Bank, Ltd............................... 1,162,316   1,746,359

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
INDIA -- (Continued)
    Clariant Chemicals India, Ltd......................    55,360 $   810,069
    Claris Lifesciences, Ltd...........................     2,295       6,579
    CMC, Ltd...........................................    38,239   1,158,019
    Colgate-Palmolive India, Ltd.......................   207,711   6,287,258
    Container Corp. Of India, Ltd......................   200,268   4,536,733
    Coromandel International, Ltd......................   314,379   1,469,158
    Corp. Bank......................................... 1,032,250   1,162,595
    Cox & Kings, Ltd...................................   331,188   1,618,838
    CRISIL, Ltd........................................    17,420     588,852
    Crompton Greaves, Ltd.............................. 1,786,062   5,454,394
    Cummins India, Ltd.................................   300,087   4,308,438
    Cyient, Ltd........................................   120,815   1,052,802
    Dabur India, Ltd................................... 1,361,164   5,631,690
    Dalmia Bharat, Ltd.................................    39,806     308,219
    DB Corp., Ltd......................................    49,844     309,066
*   DB Realty, Ltd.....................................   631,296     929,484
*   DCB Bank, Ltd...................................... 1,280,608   2,437,519
    DCM Shriram, Ltd...................................   139,506     330,566
    Deepak Fertilisers & Petrochemicals Corp., Ltd.....   234,185     535,894
    Delta Corp., Ltd...................................   741,177   1,063,824
*   DEN Networks, Ltd..................................   277,867     486,667
    Dena Bank..........................................   731,129     672,681
    Dewan Housing Finance Corp., Ltd...................   108,094     822,081
*   Dish TV India, Ltd................................. 1,887,037   2,407,647
    Dishman Pharmaceuticals & Chemicals, Ltd...........   195,360     478,443
    Divi's Laboratories, Ltd...........................   198,056   5,589,733
    DLF, Ltd........................................... 2,338,913   6,421,846
    Dr Reddy's Laboratories, Ltd.......................   153,521   7,932,505
#   Dr. Reddy's Laboratories, Ltd. ADR.................   223,530  11,281,559
    Dredging Corp. Of India, Ltd.......................    21,104     133,237
    eClerx Services, Ltd...............................    71,238   1,482,241
    Edelweiss Financial Services, Ltd..................   429,608     480,166
    Eicher Motors, Ltd.................................    29,506   7,721,715
*   EID Parry India, Ltd...............................   368,587   1,154,674
    EIH, Ltd...........................................   518,197     954,843
    Electrosteel Castings, Ltd.........................   198,773      52,963
*   Electrosteel Steels, Ltd...........................    48,436       3,288
    Elgi Equipments, Ltd...............................    54,055     139,734
    Emami, Ltd.........................................   272,097   4,025,697
    Engineers India, Ltd...............................   474,912   1,660,213
    Entertainment Network India, Ltd...................    43,763     388,904
*   Eros International Media, Ltd......................   182,581   1,064,855
    Escorts, Ltd.......................................   410,554     851,624
*   Ess Dee Aluminium, Ltd.............................   117,801     502,862
*   Essar Oil, Ltd..................................... 1,729,249   3,103,711
    Essar Ports, Ltd...................................   201,111     351,526
*   Essar Shipping, Ltd................................        --          --
    Essel Propack, Ltd.................................   156,071     302,579
    Eveready Industries India, Ltd.....................    49,619     163,831
    Exide Industries, Ltd.............................. 1,552,048   4,651,452
    FAG Bearings India, Ltd............................    17,915   1,087,529
    FDC, Ltd...........................................   339,287     898,972
    Federal Bank, Ltd.................................. 3,832,546   8,731,390

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
INDIA -- (Continued)
*   Federal-Mogul Goetze India, Ltd....................    21,267 $   149,160
    Financial Technologies India, Ltd..................   158,498     515,443
    Finolex Cables, Ltd................................   429,637   1,746,567
    Finolex Industries, Ltd............................   393,006   1,825,793
*   Firstsource Solutions, Ltd......................... 1,472,240     674,656
*   Fortis Healthcare, Ltd.............................   744,321   1,377,680
*   Future Consumer Enterprise, Ltd....................   372,391      80,058
    Future Lifestyle Fashions, Ltd.....................     6,032       7,034
    Future Retail, Ltd.................................   205,393     391,154
    Gabriel India, Ltd.................................   333,001     555,491
    GAIL India, Ltd.................................... 1,288,652   8,809,691
*   Gammon Infrastructure Projects, Ltd................   234,620      61,347
    Gateway Distriparks, Ltd...........................   263,614   1,629,881
    Gati, Ltd..........................................    67,860     272,778
    GHCL, Ltd..........................................     2,294       2,772
    Gillette India, Ltd................................    12,070     662,330
*   Gitanjali Gems, Ltd................................   286,011     215,700
    GlaxoSmithKline Consumer Healthcare, Ltd...........    21,415   1,943,418
    Glenmark Pharmaceuticals, Ltd......................   409,819   4,740,217
    Global Offshore Services, Ltd......................    24,076     323,644
    GMR Infrastructure, Ltd............................ 7,216,465   2,267,363
    Godfrey Phillips India, Ltd........................    25,230     241,159
    Godrej Consumer Products, Ltd......................   322,321   5,497,154
    Godrej Industries, Ltd.(B1BFBC9)...................   355,326   1,772,503
*   Godrej Industries, Ltd.(BGQL729)...................       284       1,426
    Godrej Properties, Ltd.............................   267,835   1,203,557
    Graphite India, Ltd................................   145,210     182,523
    Grasim Industries, Ltd.............................    28,007   1,750,098
    Great Eastern Shipping Co., Ltd. (The).............   346,350   2,023,626
    Greaves Cotton, Ltd................................   396,727     927,359
    Grindwell Norton, Ltd..............................    12,559     127,552
    Gruh Finance, Ltd..................................   125,380     554,291
*   GTL Infrastructure, Ltd............................ 1,083,313      40,993
    Gujarat Alkalies & Chemicals, Ltd..................   153,861     478,924
    Gujarat Fluorochemicals, Ltd.......................   102,337   1,203,455
*   Gujarat Gas Co., Ltd...............................   128,455   1,354,110
    Gujarat Industries Power Co., Ltd..................    87,118     118,611
    Gujarat Mineral Development Corp., Ltd.............   530,249   1,048,581
    Gujarat Narmada Valley Fertilizers & Chemicals,
      Ltd..............................................   326,739     457,288
*   Gujarat NRE Coke, Ltd..............................   921,777      79,722
*   Gujarat Pipavav Port, Ltd..........................   507,865   1,685,737
    Gujarat State Fertilisers & Chemicals, Ltd.........   886,282   1,430,823
    Gujarat State Petronet, Ltd........................   969,310   1,802,272
    Gulf Oil Corp., Ltd................................    31,092      84,092
    Gulf Oil Lubricants India, Ltd.....................    31,092     273,505
*   GVK Power & Infrastructure, Ltd.................... 6,054,079   1,023,689
*   Hathway Cable & Datacom, Ltd....................... 1,227,130   1,264,082
    Havells India, Ltd................................. 1,204,900   5,012,619
*   HCL Infosystems, Ltd...............................   924,115     750,950
    HCL Technologies, Ltd..............................   932,462  26,948,558
    HDFC Bank, Ltd..................................... 2,994,559  51,971,232
    HEG, Ltd...........................................    56,098     201,644
*   HeidelbergCement India, Ltd........................   552,636     785,057

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
INDIA -- (Continued)
    Hero MotoCorp, Ltd.................................   237,095 $10,960,926
*   Hexa Tradex, Ltd...................................    69,387      29,707
    Hexaware Technologies, Ltd......................... 1,419,762   5,171,886
    Hikal, Ltd.........................................     1,140      14,083
*   Himachal Futuristic Communications, Ltd............ 4,878,299   1,321,347
    Himadri Chemicals & Industries, Ltd................    12,495       4,775
    Hindalco Industries, Ltd........................... 6,953,424  15,686,511
    Hinduja Global Solutions, Ltd......................    10,967     111,219
    Hinduja Ventures, Ltd..............................    10,967      58,587
*   Hindustan Construction Co., Ltd.................... 2,773,413   1,555,608
*   Hindustan Oil Exploration Co., Ltd.................   105,529      55,681
    Hindustan Petroleum Corp., Ltd.....................   409,764   4,365,291
    Hindustan Unilever, Ltd............................   569,475   8,583,737
    Hitachi Home & Life Solutions India, Ltd...........    29,694     534,141
    Honeywell Automation India, Ltd....................     7,379     869,116
*   Hotel Leela Venture, Ltd...........................   365,088     133,316
*   Housing Development & Infrastructure, Ltd.......... 2,129,437   3,830,438
    HSIL, Ltd..........................................   127,240     816,795
    HT Media, Ltd......................................   148,760     324,675
    Huhtamaki PPL, Ltd.................................    11,826      39,254
    ICICI Bank, Ltd.................................... 1,881,155  10,915,073
    ICICI Bank, Ltd. Sponsored ADR..................... 3,105,750  37,300,057
    IDBI Bank, Ltd..................................... 1,926,250   2,201,131
    Idea Cellular, Ltd................................. 3,902,774   9,762,981
    IDFC, Ltd.......................................... 1,943,833   5,397,702
    IFCI, Ltd.......................................... 1,168,454     707,449
    IIFL Holdings, Ltd.................................   848,918   2,448,196
    IL&FS Transportation Networks, Ltd.................    59,485     203,649
*   India Cements, Ltd. (The).......................... 1,930,648   3,360,693
    Indiabulls Housing Finance, Ltd....................   378,779   3,594,625
    Indiabulls Real Estate, Ltd........................   740,864     992,648
    Indian Bank........................................   609,217   1,817,090
*   Indian Hotels Co., Ltd............................. 2,135,431   4,167,211
    Indian Oil Corp., Ltd.............................. 1,095,139   6,128,833
    Indian Overseas Bank............................... 1,280,555   1,175,938
    Indoco Remedies, Ltd...............................   196,383   1,031,484
    Indraprastha Gas, Ltd..............................   288,028   2,148,955
    IndusInd Bank, Ltd.................................   878,135  12,301,509
    Info Edge India, Ltd...............................    93,532   1,274,637
    Infosys, Ltd.......................................   701,528  24,112,264
#   Infosys, Ltd. Sponsored ADR........................ 1,751,174  59,680,010
    ING Vysya Bank, Ltd................................    84,082   1,248,901
    Ingersoll-Rand India, Ltd..........................    33,090     459,062
*   Inox Leisure, Ltd..................................    78,217     224,363
*   Intellect Design Arena, Ltd........................   519,696     914,618
*   International Paper APPM, Ltd......................    13,196      57,689
    Ipca Laboratories, Ltd.............................   147,825   1,518,363
    IRB Infrastructure Developers, Ltd.................   719,691   3,128,008
    ITC, Ltd........................................... 5,337,516  31,672,800
    Jagran Prakashan, Ltd..............................   363,354     794,052
    Jain Irrigation Systems, Ltd....................... 2,136,104   2,414,305
*   Jaiprakash Associates, Ltd......................... 8,060,733   3,725,454
*   Jaiprakash Power Ventures, Ltd..................... 3,013,712     588,108

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
INDIA -- (Continued)
    Jammu & Kashmir Bank, Ltd. (The)................... 1,460,858 $ 3,596,594
*   Jaypee Infratech, Ltd.............................. 1,469,501     491,017
    JB Chemicals & Pharmaceuticals, Ltd................    77,514     240,183
    JBF Industries, Ltd................................    77,141     317,270
    Jindal Drilling & Industries, Ltd..................     7,661      20,361
    Jindal Poly Films, Ltd.............................    89,582     356,768
*   Jindal Poly Investment & Finance Co., Ltd..........        --          --
    Jindal Saw, Ltd.................................... 1,230,767   1,597,438
*   Jindal Stainless, Ltd..............................   188,806     101,662
    Jindal Steel & Power, Ltd.......................... 1,575,890   4,052,211
    JK Cement, Ltd.....................................    53,434     599,614
    JK Lakshmi Cement, Ltd.............................   218,555   1,369,811
    JK Tyre & Industries, Ltd..........................   569,739   1,113,997
    JM Financial, Ltd.................................. 1,709,961   1,435,839
    JSW Energy, Ltd.................................... 2,675,847   5,259,723
*   JSW Holdings, Ltd..................................    10,360     168,313
    JSW Steel, Ltd.....................................   537,269   8,591,550
*   Jubilant Foodworks, Ltd............................   161,642   3,607,080
    Jubilant Life Sciences, Ltd........................   307,716     855,535
    Just Dial, Ltd.....................................    24,026     603,320
    Jyothy Laboratories, Ltd...........................    98,130     460,055
    Kajaria Ceramics, Ltd..............................   209,603   2,475,209
*   Kakinada Fertilizers, Ltd..........................   245,677       8,338
    Kalpataru Power Transmission, Ltd..................   264,622     997,146
    Kansai Nerolac Paints, Ltd.........................     8,755     340,766
    Karnataka Bank, Ltd. (The).........................   853,773   1,958,351
    Karur Vysya Bank, Ltd. (The).......................   174,868   1,678,981
    Kaveri Seed Co., Ltd...............................   141,760   1,668,443
    KEC International, Ltd.............................   512,078     779,080
*   Kesoram Industries, Ltd............................   252,765     508,712
    Kewal Kiran Clothing, Ltd..........................        41       1,273
    Kirloskar Brothers, Ltd............................     2,275       7,766
    Kirloskar Oil Engines, Ltd.........................    83,823     363,098
    Kolte-Patil Developers, Ltd........................    62,278     204,393
    Kotak Mahindra Bank, Ltd........................... 1,269,393  26,934,010
    KPIT Technologies, Ltd.............................   909,501   3,042,562
    KRBL, Ltd..........................................    69,324     133,887
    KSB Pumps, Ltd.....................................    17,018     189,541
*   KSK Energy Ventures, Ltd...........................    42,495      52,506
    Lakshmi Machine Works, Ltd.........................    15,340     982,805
    Lakshmi Vilas Bank, Ltd. (The).....................   501,059     721,299
*   Lanco Infratech, Ltd............................... 3,642,715     375,435
    Larsen & Toubro, Ltd............................... 1,289,058  35,373,616
    Larsen & Toubro, Ltd. GDR..........................    22,185     608,696
    LIC Housing Finance, Ltd...........................   531,645   4,096,627
    Lupin, Ltd.........................................   253,549   6,466,115
*   Mahanagar Telephone Nigam, Ltd.....................   840,590     388,210
#*  Mahanagar Telephone Nigam, Ltd. ADR................    32,600      26,928
    Maharashtra Seamless, Ltd..........................   146,119     488,427
    Mahindra & Mahindra Financial Services, Ltd........   423,025   1,739,546
    Mahindra & Mahindra, Ltd........................... 1,648,033  33,636,308
    Mahindra Holidays & Resorts India, Ltd.............    94,627     398,376
    Mahindra Lifespace Developers, Ltd.................    42,920     356,099

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
INDIA -- (Continued)
*   Manaksia Aluminum Co., Ltd.........................      3,669 $     1,222
*   Manaksia Coated Metals.............................      3,669       1,222
*   Manaksia Industrial Co., Ltd.......................      3,669       1,222
*   Manaksia Steels, Ltd...............................      3,669       1,222
*   Manaksia, Ltd......................................      3,669       2,899
    Mandhana Industries, Ltd...........................     48,996     222,110
*   Mangalore Refinery & Petrochemicals, Ltd...........  1,517,638   1,451,194
*   Marico Kaya Enterprises, Ltd.......................      6,843     127,392
    Marico, Ltd........................................    747,006   4,354,841
    Maruti Suzuki India, Ltd...........................    300,297  17,593,011
    MAX India, Ltd.....................................    649,060   4,950,443
    McLeod Russel India, Ltd...........................    242,658     801,242
    Mercator, Ltd......................................    500,673     175,207
    Merck, Ltd.........................................     26,744     410,213
    MindTree, Ltd......................................    284,970   6,074,449
    MOIL, Ltd..........................................     18,361      86,223
    Monnet Ispat & Energy, Ltd.........................     67,077      66,492
    Monsanto India, Ltd................................     38,154   1,971,089
    Motherson Sumi Systems, Ltd........................  1,034,020   7,522,943
    Motilal Oswal Financial Services, Ltd..............     20,317     104,169
    Mphasis, Ltd.......................................    242,499   1,417,802
    MPS, Ltd...........................................      3,667      52,911
    MRF, Ltd...........................................      8,254   5,327,036
*   Nagarjuna Oil Refinery, Ltd........................    157,070       9,139
    Natco Pharma, Ltd..................................     80,631   1,790,361
    National Aluminium Co., Ltd........................  2,040,106   1,493,273
    Nava Bharat Ventures, Ltd..........................     53,812     167,701
    Navneet Education, Ltd.............................    416,623     722,106
    NCC, Ltd...........................................  3,048,935   3,723,499
    NESCO, Ltd.........................................     31,557     830,928
    Nestle India, Ltd..................................     43,389   4,984,483
    NHPC, Ltd.......................................... 10,682,783   3,325,734
    NIIT Technologies, Ltd.............................    300,670   1,695,032
    NIIT, Ltd..........................................    276,144     196,382
    Nitin Fire Protection Industries, Ltd..............    577,008     313,529
    Noida Toll Bridge Co., Ltd.........................    157,570      89,241
    NTPC, Ltd..........................................  4,168,799   9,641,886
    Oberoi Realty, Ltd.................................    155,862     711,772
    OCL India, Ltd.....................................     26,327     226,693
    Oil & Natural Gas Corp., Ltd.......................  1,565,742   8,870,629
    Oil India, Ltd.....................................    396,610   3,403,301
    OMAXE, Ltd.........................................    353,866     722,240
*   Opto Circuits India, Ltd...........................          1          --
    Oracle Financial Services Software, Ltd............     69,210   3,793,751
    Orient Cement, Ltd.................................    199,965     612,429
    Oriental Bank of Commerce..........................    568,376   2,423,031
    Orissa Minerals Development Co., Ltd...............      6,450     321,966
*   Oswal Chemicals & Fertilizers, Ltd.................    175,169      76,624
    Page Industries, Ltd...............................     15,937   3,042,933
*   Parsvnath Developers, Ltd..........................    471,869     136,904
    PC Jeweller, Ltd...................................    104,868     449,987
    Peninsula Land, Ltd................................    298,269     180,420
    Persistent Systems, Ltd............................     72,727   1,981,896

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
INDIA -- (Continued)
    Petronet LNG, Ltd.................................. 1,122,198 $ 3,251,299
    Pfizer, Ltd........................................    45,351   1,490,199
    Phoenix Mills, Ltd. (The)..........................    93,805     611,405
    PI Industries, Ltd.................................   125,897   1,010,599
    Pidilite Industries, Ltd...........................   468,919   4,295,053
*   Pipavav Defence & Offshore Engineering Co., Ltd.... 1,150,244     910,573
    Piramal Enterprises, Ltd...........................   223,156   3,007,978
*   Plethico Pharmaceuticals, Ltd......................    66,992      39,600
    Polaris Financial Technology, Ltd..................   564,116   1,341,005
    Polyplex Corp., Ltd................................    10,415      34,948
    Power Finance Corp., Ltd...........................   569,675   2,730,809
    Power Grid Corp. of India, Ltd..................... 2,835,046   6,758,493
    Praj Industries, Ltd...............................   466,485     470,446
    Prestige Estates Projects, Ltd.....................   421,605   1,867,946
*   Prism Cement, Ltd..................................   374,755     624,114
    Procter & Gamble Hygiene & Health Care, Ltd........    12,939   1,310,312
    PTC India Financial Services, Ltd.................. 1,020,047   1,031,664
    PTC India, Ltd..................................... 1,855,165   2,977,719
*   Punj Lloyd, Ltd.................................... 1,305,665     778,419
    Punjab & Sind Bank.................................    66,972      64,868
    Puravankara Projects, Ltd..........................    40,453      53,935
    Radico Khaitan, Ltd................................   525,244     810,732
    Rain Industries, Ltd...............................   685,680     415,990
    Rajesh Exports, Ltd................................   191,974     528,099
    Rallis India, Ltd..................................   594,299   2,167,502
    Ramco Cements, Ltd. (The)..........................   354,824   2,072,798
*   Ranbaxy Laboratories, Ltd..........................   674,941   7,696,784
    Ratnamani Metals & Tubes, Ltd......................     2,120      23,930
*   RattanIndia Infrastructure, Ltd.................... 2,141,454     105,253
    Raymond, Ltd.......................................   240,618   1,974,299
    Redington India, Ltd...............................   454,744     905,857
*   REI Agro, Ltd...................................... 2,471,251      41,979
    Relaxo Footwears, Ltd..............................     9,208      97,934
    Reliance Capital, Ltd..............................   403,679   3,160,855
*   Reliance Communications, Ltd....................... 3,240,262   4,148,637
    Reliance Industries, Ltd........................... 3,980,031  58,784,137
    Reliance Infrastructure, Ltd.......................   442,918   3,626,345
*   Reliance Power, Ltd................................ 3,489,020   3,668,300
    Rolta India, Ltd...................................   719,042   1,273,032
    Ruchi Soya Industries, Ltd.........................   631,167     351,398
    Rural Electrification Corp., Ltd...................   600,461   3,209,901
    Sadbhav Engineering, Ltd...........................    90,249     416,459
    Sanofi India, Ltd..................................    19,357   1,033,803
*   Schneider Electric Infrastructure, Ltd.............   119,154     303,894
    Selan Exploration Technology, Ltd..................    11,552      51,530
    Sesa Sterlite, Ltd................................. 3,733,738  12,125,338
    Sesa Sterlite, Ltd. ADR............................   395,377   5,135,947
    Shasun Pharmaceuticals, Ltd........................    53,172     242,665
*   Shipping Corp. of India, Ltd....................... 1,108,916   1,004,003
    Shoppers Stop, Ltd.................................    65,709     501,745
    Shree Cement, Ltd..................................    34,408   6,100,914
*   Shree Renuka Sugars, Ltd........................... 2,779,059     722,926
    Shriram Transport Finance Co., Ltd.................   207,642   3,826,776

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
INDIA -- (Continued)
    Siemens, Ltd.......................................   287,077 $ 4,887,686
    Simplex Infrastructures, Ltd.......................     7,424      44,636
    Sintex Industries, Ltd............................. 1,464,992   2,609,462
*   SITI Cable Network, Ltd............................    65,180      36,596
    SJVN, Ltd.......................................... 1,396,859     572,878
    SKF India, Ltd.....................................    67,024   1,621,034
    SML ISUZU, Ltd.....................................     4,272      67,761
    Sobha, Ltd.........................................   347,629   2,624,974
    Solar Industries India, Ltd........................    10,146     507,878
    Sona Koyo Steering Systems, Ltd....................   143,137     127,844
    Sonata Software, Ltd...............................    83,433     163,422
    South Indian Bank, Ltd. (The)...................... 2,491,777   1,107,479
    SREI Infrastructure Finance, Ltd...................   256,428     187,864
    SRF, Ltd...........................................   135,693   2,084,287
    Star Ferro and Cement, Ltd.........................    85,287     134,895
    State Bank of Bikaner & Jaipur.....................    90,335     943,001
    State Bank of India................................ 3,985,820  19,845,073
    State Bank of India GDR............................    18,000     892,313
    State Bank of Travancore...........................    16,267     139,660
    Steel Authority of India, Ltd......................   131,559     163,492
    Sterlite Technologies, Ltd.........................   711,995     711,090
    Strides Arcolab, Ltd...............................   156,194   2,340,696
    Styrolution ABS India, Ltd.........................    16,430     187,089
*   Sun Pharma Advanced Research Co., Ltd..............   344,348   1,807,696
    Sun Pharmaceutical Industries, Ltd................. 1,790,812  26,552,474
    Sun TV Network, Ltd................................   581,711   3,823,658
    Sundaram Finance, Ltd..............................    10,572     259,148
    Sundaram-Clayton, Ltd..............................     1,880      60,197
    Sundram Fasteners, Ltd.............................   304,081     998,058
    Supreme Industries, Ltd............................   199,420   1,900,030
    Supreme Petrochem, Ltd.............................     3,242       3,564
*   Surana Industries, Ltd.............................     1,534         967
*   Suzlon Energy, Ltd................................. 3,801,285     983,112
    Swaraj Engines, Ltd................................     5,248      73,767
    Syndicate Bank..................................... 1,277,746   2,409,584
    Tamil Nadu Newsprint & Papers, Ltd.................    36,247      78,325
    Tata Chemicals, Ltd................................   465,058   3,425,338
    Tata Communications, Ltd...........................   420,243   2,779,495
    Tata Consultancy Services, Ltd..................... 1,014,153  40,648,811
    Tata Elxsi, Ltd....................................   185,545   2,284,323
    Tata Global Beverages, Ltd......................... 2,346,904   6,037,235
    Tata Motors, Ltd................................... 2,007,555  18,972,823
    Tata Motors, Ltd. Sponsored ADR....................   236,834  11,680,653
    Tata Power Co., Ltd................................ 4,596,246   6,770,061
    Tata Sponge Iron, Ltd..............................    29,027     307,718
    Tata Steel, Ltd.................................... 1,599,791  10,077,170
*   Tata Teleservices Maharashtra, Ltd................. 3,222,266     475,069
    Tech Mahindra, Ltd.................................   479,881  22,368,848
    Techno Electric & Engineering Co., Ltd.............    15,516     101,792
    Texmaco Rail & Engineering, Ltd....................   100,362     250,337
    Thermax, Ltd.......................................   148,208   2,716,231
    Time Technoplast, Ltd..............................   268,988     222,397
    Timken India, Ltd..................................    62,393     540,136

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
INDIA -- (Continued)
    Titan Co., Ltd...................................    625,363 $    4,309,887
    Torrent Pharmaceuticals, Ltd.....................    289,722      5,088,876
    Torrent Power, Ltd...............................    478,130      1,330,497
    Transport Corp. of India, Ltd....................     75,458        315,899
    Tree House Education and Accessories, Ltd........     49,967        374,622
    Trent, Ltd.......................................     31,736        744,343
    Triveni Turbine, Ltd.............................    354,218        602,007
    TTK Prestige, Ltd................................     13,892        753,727
    Tube Investments of India, Ltd...................    268,294      1,593,232
*   TV18 Broadcast, Ltd..............................  3,638,549      2,034,693
    TVS Motor Co., Ltd...............................  1,265,616      6,261,503
    UCO Bank.........................................  1,897,998      2,299,861
    Uflex, Ltd.......................................    208,347        510,196
    Ultratech Cement, Ltd............................    155,423      7,876,458
    Unichem Laboratories, Ltd........................    160,022        572,930
    Union Bank of India..............................  1,301,063      4,372,159
*   Unitech, Ltd..................................... 10,186,517      3,054,886
    United Breweries, Ltd............................    233,431      3,648,274
*   United Spirits, Ltd..............................     37,841      2,104,907
    UPL, Ltd.........................................  2,211,652     13,130,262
*   Usha Martin, Ltd.................................    706,962        340,511
*   Uttam Galva Steels, Ltd..........................     60,136         62,870
*   Uttam Value Steels, Ltd..........................    130,697         12,717
    V-Guard Industries, Ltd..........................     76,326      1,233,289
    VA Tech Wabag, Ltd...............................     21,210        551,422
    Vakrangee, Ltd...................................    734,493      1,516,562
    Vardhman Textiles, Ltd...........................     62,036        441,863
    Videocon Industries, Ltd.........................    408,231      1,040,192
    Vijaya Bank......................................  1,498,126      1,188,259
    VIP Industries, Ltd..............................    722,636      1,224,338
    Voltamp Transformers, Ltd........................      4,010         45,595
    Voltas, Ltd......................................  1,017,293      4,405,752
    VST Industries, Ltd..............................     15,554        468,183
    WABCO India, Ltd.................................     10,894        939,134
    Welspun Corp., Ltd...............................    637,539        698,340
*   Welspun Enterprises, Ltd.........................     31,877        152,525
    Welspun India, Ltd...............................      9,838         60,237
    Wipro, Ltd.......................................  2,121,931     20,706,898
    Wockhardt, Ltd...................................    177,038      3,449,176
    Yes Bank, Ltd....................................  1,044,272     14,488,728
    Zee Entertainment Enterprises, Ltd...............  2,446,059     14,873,222
    Zensar Technologies, Ltd.........................     74,890        788,312
    Zuari Agro Chemicals, Ltd........................     22,948         86,151
    Zydus Wellness, Ltd..............................     58,982        758,352
                                                                 --------------
TOTAL INDIA..........................................             1,666,959,224
                                                                 --------------
INDONESIA -- (2.9%)
    Ace Hardware Indonesia Tbk PT.................... 52,561,800      3,066,197
    Adaro Energy Tbk PT.............................. 71,406,300      5,610,813
    Adhi Karya Persero Tbk PT........................ 12,209,000      3,532,456
    Agung Podomoro Land Tbk PT....................... 52,570,300      1,842,286
    AKR Corporindo Tbk PT............................  7,726,800      2,855,592
    Alam Sutera Realty Tbk PT........................ 91,627,900      4,267,092

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
INDONESIA -- (Continued)
    Aneka Tambang Persero Tbk PT.......................  40,017,800 $ 3,346,232
    Arwana Citramulia Tbk PT...........................  13,133,200   1,033,409
    Asahimas Flat Glass Tbk PT.........................     476,500     315,005
    Astra Agro Lestari Tbk PT..........................   2,910,500   5,319,715
    Astra Graphia Tbk PT...............................   2,554,000     378,933
    Astra International Tbk PT.........................  75,497,400  46,487,980
*   Bakrie and Brothers Tbk PT......................... 249,014,750     982,888
*   Bakrie Sumatera Plantations Tbk PT.................  47,660,300     188,107
*   Bakrie Telecom Tbk PT..............................  62,111,539     245,161
*   Bakrieland Development Tbk PT...................... 140,083,300     552,924
    Bank Bukopin Tbk PT................................  31,815,900   1,928,029
    Bank Central Asia Tbk PT...........................  25,756,500  27,043,266
    Bank Danamon Indonesia Tbk PT......................   8,571,854   2,969,901
    Bank Mandiri Persero Tbk PT........................  27,873,018  24,010,001
    Bank Negara Indonesia Persero Tbk PT...............  36,483,930  17,876,370
*   Bank Pan Indonesia Tbk PT..........................  30,000,000   2,506,058
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT...............................................  18,754,200   1,216,345
    Bank Permata Tbk PT................................     203,500      24,836
    Bank Rakyat Indonesia Persero Tbk PT...............  35,950,500  32,894,018
    Bank Tabungan Negara Persero Tbk PT................  48,520,735   3,790,955
*   Bank Tabungan Pensiunan Nasional Tbk PT............   2,253,500     710,927
*   Barito Pacific Tbk PT..............................   8,261,500     200,673
*   Bayan Resources Tbk PT.............................     949,000     530,566
    Benakat Integra Tbk PT.............................  21,066,800     190,514
*   Berau Coal Energy Tbk PT...........................  25,135,500     141,868
*   Berlian Laju Tanker Tbk PT.........................  26,853,166          --
    BISI International Tbk PT..........................  10,509,912     870,089
*   Borneo Lumbung Energi & Metal Tbk PT...............   3,660,500      14,359
*   Budi Starch & Sweetener Tbk PT.....................   2,800,500      22,051
*   Bumi Resources Minerals Tbk PT.....................   4,629,800     102,340
*   Bumi Resources Tbk PT..............................  60,386,100     478,327
    Bumi Serpong Damai Tbk PT..........................  42,750,500   6,777,844
    BW Plantation Tbk PT...............................  28,437,500     795,181
*   Central Proteinaprima Tbk PT.......................   7,329,300      67,859
    Chandra Asri Petrochemical Tbk PT..................       7,000       1,651
    Charoen Pokphand Indonesia Tbk PT..................  18,054,760   5,607,729
    Ciputra Development Tbk PT.........................  52,270,219   5,893,891
    Ciputra Property Tbk PT............................  14,617,900     941,865
    Ciputra Surya Tbk PT...............................   8,098,900   1,909,280
    Citra Marga Nusaphala Persada Tbk PT...............   9,083,300   2,002,714
*   Clipan Finance Indonesia Tbk PT....................   2,919,000      98,957
*   Darma Henwa Tbk PT.................................  55,755,500     220,073
*   Delta Dunia Makmur Tbk PT..........................  33,980,900     420,151
    Elnusa Tbk PT......................................  55,120,700   2,462,485
*   Energi Mega Persada Tbk PT......................... 217,479,600   1,778,570
*   Erajaya Swasembada Tbk PT..........................  10,358,600     980,725
*   Exploitasi Energi Indonesia Tbk PT.................  36,327,500     329,973
    Express Transindo Utama Tbk PT.....................  11,649,500     889,670
*   Fajar Surya Wisesa Tbk PT..........................     823,000     108,722
    Gajah Tunggal Tbk PT...............................  17,986,600   2,065,054
*   Garuda Indonesia Persero Tbk PT....................   1,152,853      54,060
    Global Mediacom Tbk PT.............................  42,877,800   6,254,032
*   Golden Eagle Energy Tbk PT.........................   1,731,300     243,852

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
INDONESIA -- (Continued)
    Gudang Garam Tbk PT................................   1,542,200 $ 7,011,725
*   Hanson International Tbk PT........................  43,860,600   2,450,857
    Harum Energy Tbk PT................................   9,627,500   1,150,105
    Hexindo Adiperkasa Tbk PT..........................   1,223,000     366,223
    Holcim Indonesia Tbk PT............................  12,077,200   1,869,434
    Indah Kiat Pulp & Paper Corp. Tbk PT...............  12,271,200   1,050,511
*   Indika Energy Tbk PT...............................  23,438,300     906,458
    Indo Tambangraya Megah Tbk PT......................   2,083,100   2,744,796
*   Indo-Rama Synthetics Tbk PT........................      12,500         834
    Indocement Tunggal Prakarsa Tbk PT.................   5,001,900   9,015,884
    Indofood CBP Sukses Makmur Tbk PT..................   2,935,400   3,347,315
    Indofood Sukses Makmur Tbk PT......................  20,141,900  11,972,754
*   Indosat Tbk PT.....................................   6,135,200   1,984,097
*   Inovisi Infracom Tbk PT............................   2,876,678      26,757
    Intiland Development Tbk PT........................  47,831,700   2,331,886
    Japfa Comfeed Indonesia Tbk PT.....................  28,716,800   2,004,395
    Jasa Marga Persero Tbk PT..........................   9,009,700   5,097,907
    Jaya Real Property Tbk PT..........................   1,762,500     166,528
    Kalbe Farma Tbk PT.................................  51,610,900   7,572,417
    Kawasan Industri Jababeka Tbk PT................... 153,218,746   3,659,020
*   Krakatau Steel Persero Tbk PT......................   1,566,000      57,435
*   Lippo Cikarang Tbk PT..............................   3,659,500   3,305,222
    Lippo Karawaci Tbk PT.............................. 151,654,562  13,553,096
    Malindo Feedmill Tbk PT............................   7,499,700   1,284,699
    Matahari Putra Prima Tbk PT........................  11,816,772   3,540,041
    Mayora Indah Tbk PT................................   1,770,125   3,384,470
    Medco Energi Internasional Tbk PT..................   9,474,700   2,332,984
    Media Nusantara Citra Tbk PT.......................  21,681,093   4,878,025
    Mitra Adiperkasa Tbk PT............................   6,230,000   2,879,657
    MNC Investama Tbk PT............................... 104,565,700   2,319,348
    MNC Sky Vision Tbk PT..............................   2,451,400     329,084
    Modern Internasional Tbk PT........................   1,883,000      96,220
    Modernland Realty Tbk PT...........................  11,822,600     493,627
    Multipolar Tbk PT..................................  40,321,800   2,675,819
    Multistrada Arah Sarana Tbk PT.....................   3,155,000      91,851
    Nippon Indosari Corpindo Tbk PT....................   3,364,700     364,449
*   Nusantara Infrastructure Tbk PT....................  72,472,300   1,082,507
    Pabrik Kertas Tjiwi Kimia Tbk PT...................   2,279,000     150,816
    Pakuwon Jati Tbk PT................................ 104,775,100   4,108,454
    Pan Brothers Tbk PT................................   1,021,700      36,416
*   Panin Financial Tbk PT............................. 134,688,500   2,884,285
*   Paninvest Tbk PT...................................   5,396,500     310,528
    Pembangunan Perumahan Persero Tbk PT...............  26,623,600   8,155,803
    Perusahaan Gas Negara Persero Tbk PT...............  23,787,000   9,449,763
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT...............................................  36,322,600   5,257,475
    Petrosea Tbk PT....................................   3,285,500     238,801
*   Polaris Investama Tbk PT...........................     577,000      69,568
    Ramayana Lestari Sentosa Tbk PT....................  22,541,400   1,456,471
    Resource Alam Indonesia Tbk PT.....................   2,183,500     179,664
    Salim Ivomas Pratama Tbk PT........................   9,623,300     524,535
    Samindo Resources Tbk PT...........................     348,500      11,799
    Sampoerna Agro PT..................................   5,251,659     779,243
    Selamat Sempurna Tbk PT............................   3,009,900   1,144,367

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
INDONESIA -- (Continued)
    Semen Indonesia Persero Tbk PT....................   9,746,400 $ 11,145,696
*   Sentul City Tbk PT................................ 241,677,100    2,172,401
*   Sigmagold Inti Perkasa Tbk PT.....................  13,708,000      506,210
    Sinar Mas Multiartha Tbk PT.......................     278,500       87,710
    Sri Rejeki Isman Tbk PT...........................  12,615,900      154,523
*   Sugih Energy Tbk PT...............................  95,481,900    3,134,225
    Summarecon Agung Tbk PT...........................  55,447,564    7,168,241
    Surya Citra Media Tbk PT..........................  11,754,500    3,155,380
    Surya Semesta Internusa Tbk PT....................  25,987,200    2,239,408
*   Suryainti Permata Tbk PT..........................   3,098,000           --
    Tambang Batubara Bukit Asam Persero Tbk PT........   5,453,900    4,874,298
    Telekomunikasi Indonesia Persero Tbk PT...........  35,059,000    7,783,004
#   Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR.............................................     358,549   15,812,011
    Tempo Scan Pacific Tbk PT.........................     620,600      129,842
    Tiga Pilar Sejahtera Food Tbk.....................  13,389,139    2,265,884
    Timah Persero Tbk PT..............................  38,349,667    3,529,477
*   Tiphone Mobile Indonesia Tbk PT...................  11,472,100      928,362
    Total Bangun Persada Tbk PT.......................  14,181,600    1,230,740
    Tower Bersama Infrastructure Tbk PT...............   6,580,600    4,927,382
*   Trada Maritime Tbk PT.............................  22,633,987      236,667
    Trias Sentosa Tbk PT..............................   3,690,500      109,109
*   Trimegah Securities Tbk PT........................   5,343,500       28,704
*   Truba Alam Manunggal Engineering PT...............  15,388,500       12,148
    Tunas Baru Lampung Tbk PT.........................   8,683,900      479,132
    Tunas Ridean Tbk PT...............................   8,038,500      424,259
    Ultrajaya Milk Industry & Trading Co. Tbk PT......   2,569,000      836,302
    Unilever Indonesia Tbk PT.........................   2,631,000    7,406,267
    United Tractors Tbk PT............................   6,365,646    8,957,481
    Vale Indonesia Tbk PT.............................  24,182,050    6,553,788
*   Visi Media Asia Tbk PT............................  28,187,200      976,662
    Waskita Karya Persero Tbk PT......................   8,946,800    1,200,174
    Wijaya Karya Persero Tbk PT.......................  17,251,800    5,061,431
    Wintermar Offshore Marine Tbk PT..................     292,500       16,413
    XL Axiata Tbk PT..................................  15,154,500    5,722,523
                                                                   ------------
TOTAL INDONESIA.......................................              488,872,900
                                                                   ------------
MALAYSIA -- (3.9%)
#   Aeon Co. M Bhd....................................   2,646,100    2,174,937
#   Aeon Credit Service M Bhd.........................      88,560      304,671
    Affin Holdings Bhd................................   3,560,800    2,814,704
    AirAsia Bhd.......................................   8,517,800    6,569,097
#*  Alam Maritim Resources Bhd........................   2,587,100      454,753
    Alliance Financial Group Bhd......................   6,286,300    8,275,474
*   Amcorp Properties Bhd.............................      67,800       15,057
    AMMB Holdings Bhd.................................   9,257,050   15,970,483
    Amway Malaysia Hldgs Bhd..........................     109,600      331,751
    Ann Joo Resources Bhd.............................     974,750      300,776
    APM Automotive Holdings Bhd.......................     174,800      238,654
    Astro Malaysia Holdings Bhd.......................   4,423,300    3,555,993
#   Axiata Group Bhd..................................   7,792,125   15,440,484
    Batu Kawan Bhd....................................     368,750    1,865,796
    Benalec Holdings Bhd..............................   5,119,100    1,173,696
    Berjaya Assets Bhd................................     156,600       36,592

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
MALAYSIA -- (Continued)
#   Berjaya Corp. Bhd.................................. 22,823,200 $ 2,541,075
    Berjaya Land Bhd...................................  2,769,200     607,099
    Berjaya Sports Toto Bhd............................  3,774,397   3,523,041
#   BIMB Holdings Bhd..................................  2,921,699   3,308,221
    Bonia Corp. Bhd....................................  4,050,400   1,062,352
#   Boustead Holdings Bhd..............................  2,386,292   3,053,902
    Boustead Plantations Bhd...........................    477,200     187,468
    British American Tobacco Malaysia Bhd..............    392,800   7,140,396
#*  Bumi Armada Bhd....................................  8,039,850   2,659,606
    Bursa Malaysia Bhd.................................  1,601,400   3,610,361
    Cahya Mata Sarawak Bhd.............................  4,244,400   4,904,449
    Can-One Bhd........................................    216,800     141,520
    Carlsberg Brewery Malaysia Bhd Class B.............    808,800   2,615,814
*   Carotech Bhd.......................................     44,425          49
    CB Industrial Product Holding Bhd..................  2,887,720   1,660,905
#   CIMB Group Holdings Bhd............................ 16,420,057  24,859,355
    Coastal Contracts Bhd..............................  1,469,377   1,182,224
    Crescendo Corp. Bhd................................     13,000       8,659
    CSC Steel Holdings Bhd.............................    470,500     130,853
    Cypark Resources Bhd...............................  1,283,900     651,718
    Daibochi Plastic & Packaging Industry Bhd..........     31,400      39,989
*   Daya Materials Bhd................................. 14,892,600     613,729
    Dayang Enterprise Holdings Bhd.....................  1,676,112   1,254,615
#   Dialog Group Bhd................................... 11,811,084   5,260,930
#   DiGi.Com Bhd.......................................  7,238,820  12,789,620
    DKSH Holdings Malaysia Bhd.........................    184,200     318,638
    DRB-Hicom Bhd......................................  8,726,700   4,288,062
    Dutch Lady Milk Industries Bhd.....................     61,200     792,790
#*  Eastern & Oriental Bhd.............................  8,071,450   5,080,737
*   ECM Libra Financial Group Bhd......................    318,034      86,730
    Engtex Group Bhd...................................    416,250     123,512
*   Evergreen Fibreboard Bhd...........................  1,031,400     246,403
    Eversendai Corp. Bhd...............................    146,700      24,415
    Faber Group Bhd....................................  1,705,000   1,191,668
*   Fountain View Development Bhd......................     31,500          --
    Fraser & Neave Holdings Bhd........................    207,500   1,057,243
#   Gamuda Bhd.........................................  7,835,500  10,952,042
#   Genting Bhd........................................  5,292,800  12,864,388
    Genting Malaysia Bhd............................... 11,906,800  13,299,016
#   Genting Plantations Bhd............................  1,078,900   3,023,589
#   Globetronics Technology Bhd........................  1,334,520   1,765,642
    Glomac Bhd.........................................  3,352,800     914,041
*   Goldis Bhd.........................................    478,372     292,762
*   Green Packet Bhd...................................  2,607,500     225,306
*   Guan Chong Bhd.....................................    103,300      26,775
    Guinness Anchor Bhd................................    567,400   1,882,700
    GuocoLand Malaysia Bhd.............................    844,000     298,818
    Hai-O Enterprise Bhd...............................    649,700     429,140
    HAP Seng Consolidated Bhd..........................  6,477,940   7,869,963
    Hap Seng Plantations Holdings Bhd..................  1,441,000   1,010,687
#   Hartalega Holdings Bhd.............................  1,252,600   2,617,560
    Hiap Teck Venture Bhd..............................    444,600      72,126
*   Ho Wah Genting Bhd.................................    605,700      24,983

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
MALAYSIA -- (Continued)
    Hock Seng LEE BHD..................................  1,010,212 $   470,080
#   Hong Leong Bank Bhd................................  1,899,160   7,324,222
#   Hong Leong Financial Group Bhd.....................    838,700   3,898,387
#   Hong Leong Industries Bhd..........................    391,600     473,750
    Hovid Bhd..........................................  2,544,100     282,809
    Hua Yang Bhd.......................................  1,166,833     689,312
*   Hume Industries Bhd................................    412,236     413,634
    Hup Seng Industries Bhd............................    169,600      43,421
    Hwang Capital Malaysia Bhd.........................     99,900      53,092
    I Bhd..............................................    899,400     151,542
    IHH Healthcare Bhd.................................    472,800     676,155
#   IJM Corp. Bhd......................................  9,299,963  17,684,495
    IJM Land Bhd.......................................  2,993,300   2,940,892
    IJM Plantations Bhd................................  1,206,700   1,160,716
#   Inari Amertron Bhd.................................  1,375,800   1,083,463
    Inch Kenneth Kajang Rubber.........................    113,000      23,003
#   Insas Bhd..........................................  4,477,102     988,605
    Integrax Bhd.......................................    229,000     179,444
#   IOI Corp. Bhd......................................  8,159,777  10,574,003
#   IOI Properties Group Bhd...........................  3,314,135   1,877,015
*   Iris Corp. Bhd.....................................  8,654,600     804,940
*   Iskandar Waterfront City Bhd.......................  3,729,400   1,413,941
*   JAKS Resources Bhd.................................  4,007,500     560,671
#   Jaya Tiasa Holdings Bhd............................  1,821,239     926,504
#   JCY International Bhd..............................  4,251,000     817,095
*   K&N Kenanga Holdings Bhd...........................  1,779,386     314,834
*   Karambunai Corp. Bhd...............................  4,574,700      81,221
    Keck Seng Malaysia Bhd.............................    316,300     457,362
    Kian JOO CAN Factory Bhd...........................  1,772,080   1,440,391
    Kim Loong Resources Bhd............................    259,020     196,719
    Kimlun Corp. Bhd...................................    701,700     250,720
    KLCCP Stapled Group................................  1,100,800   2,092,139
#*  KNM Group Bhd...................................... 10,846,068   1,771,697
#   Kossan Rubber Industries...........................  2,600,400   3,732,365
#   KPJ Healthcare Bhd.................................  2,789,775   3,015,853
*   Kretam Holdings Bhd................................  3,250,300     412,854
#   KSL Holdings Bhd...................................  4,097,132   2,260,369
#   Kuala Lumpur Kepong Bhd............................  1,313,222   8,193,161
*   KUB Malaysia Bhd...................................  1,459,400     169,962
    Kulim Malaysia Bhd.................................  3,059,500   2,560,877
#*  Kumpulan Europlus Bhd..............................  1,271,800     374,650
    Kumpulan Fima Bhd..................................    909,400     497,130
    Kumpulan Perangsang Selangor Bhd...................  2,724,200   1,124,931
    Kwantas Corp. Bhd..................................     23,900      13,085
    Lafarge Malaysia Bhd...............................  1,798,700   4,912,436
    Land & General BHD.................................  6,447,400     927,756
*   Landmarks Bhd......................................  1,303,092     372,449
    LBS Bina Group Bhd.................................  2,319,100     982,864
    Lingkaran Trans Kota Holdings Bhd..................    603,500     627,223
    Lion Industries Corp. Bhd..........................  4,272,600     575,215
    LPI Capital Bhd....................................     67,700     384,396
    Magnum Bhd.........................................    675,400     518,801
#   Mah Sing Group Bhd.................................  6,124,847   3,214,824

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
MALAYSIA -- (Continued)
#   Malayan Banking Bhd................................ 16,366,740 $39,291,341
    Malayan Flour Mills Bhd............................  1,196,900     546,090
#   Malaysia Airports Holdings Bhd.....................  3,008,198   5,925,748
#   Malaysia Building Society Bhd......................  1,181,717     688,684
#   Malaysia Marine and Heavy Engineering Holdings
      Bhd..............................................  1,886,100     814,746
    Malaysian Bulk Carriers Bhd........................  4,025,923   1,570,786
    Malaysian Pacific Industries Bhd...................    505,825     803,373
#   Malaysian Resources Corp. Bhd...................... 10,514,000   3,898,712
    Malton Bhd.........................................  1,794,800     411,436
    Matrix Concepts Holdings Bhd.......................    664,000     501,724
#   Maxis Bhd..........................................  4,771,315   9,316,440
    MBM Resources Bhd..................................    967,410     840,292
    Media Chinese International, Ltd...................    905,600     174,483
    Media Prima Bhd....................................  4,803,620   2,471,707
    Mega First Corp. BHD...............................    192,300     124,866
    MISC Bhd...........................................  3,046,360   6,505,518
    MK Land Holdings BHD...............................  5,362,200     625,270
    MKH Bhd............................................  1,129,067     848,925
#   MMC Corp. Bhd......................................  6,239,300   4,159,274
    MNRB Holdings Bhd..................................    924,900     990,358
*   MPHB Capital Bhd...................................    375,600     220,727
    Muda Holdings Bhd..................................    292,100     127,040
#   Mudajaya Group Bhd.................................  2,521,733   1,123,712
#   Muhibbah Engineering M Bhd.........................  3,221,800   1,679,742
*   Mulpha International Bhd........................... 15,149,800   1,479,519
#   My EG Services Bhd.................................  3,538,400   2,487,833
    Naim Holdings Bhd..................................  1,657,900   1,367,015
    NCB Holdings Bhd...................................    149,900     103,433
    Nestle Malaysia Bhd................................     86,600   1,705,288
    NTPM Holdings Bhd..................................    674,100     121,361
    Oldtown Bhd........................................  1,855,725     841,463
    Oriental Holdings Bhd..............................    606,340   1,177,350
    OSK Holdings Bhd...................................  3,938,545   2,097,218
#   Padini Holdings Bhd................................  3,534,600   1,420,147
    Panasonic Manufacturing Malaysia Bhd...............     70,200     396,828
    Pantech Group Holdings Bhd.........................  1,311,800     261,393
    Paramount Corp. Bhd................................    609,325     243,280
#*  Parkson Holdings Bhd...............................  3,308,584   2,258,896
#   Perdana Petroleum Bhd..............................  3,552,900   1,111,294
#*  Perisai Petroleum Teknologi Bhd....................  5,851,500     758,942
#   Petronas Chemicals Group Bhd.......................  6,980,700   9,783,247
#   Petronas Dagangan Bhd..............................    777,800   3,784,449
#   Petronas Gas Bhd...................................  1,367,708   8,363,591
    Pharmaniaga Bhd....................................    368,280     496,581
    Pie Industrial Bhd.................................     74,040     144,597
    PJ Development Holdings Bhd........................  1,471,800     594,274
#   Pos Malaysia Bhd...................................  2,230,400   2,880,177
    Power Root Bhd.....................................    131,500      52,351
    PPB Group Bhd......................................  2,437,500   9,747,913
    Press Metal Bhd....................................  2,519,500   1,867,036
#   Prestariang Bhd....................................  1,991,200   1,005,748
    Protasco Bhd.......................................    862,800     367,444
#   Public Bank Bhd....................................  6,609,611  33,015,040

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
MALAYSIA -- (Continued)
#*  Puncak Niaga Holding Bhd...........................    985,860 $   715,849
#   QL Resources Bhd...................................  2,303,060   2,214,195
    RCE Capital Bhd....................................    840,450      72,763
    RHB Capital Bhd....................................  4,711,420  10,588,332
*   Rimbunan Sawit Bhd.................................    832,100     128,151
    Salcon Bhd.........................................  4,889,900     871,699
#   Sapurakencana Petroleum Bhd........................ 15,814,188  11,624,405
    Sarawak Oil Palms Bhd..............................    486,260     751,178
    Sarawak Plantation Bhd.............................     18,900      11,323
    Scientex Bhd.......................................    358,964     655,432
*   Scomi Energy Services Bhd..........................  4,715,000     736,577
#*  Scomi Group Bhd....................................  9,803,800     632,080
*   Seal, Inc. BHD.....................................    709,100     137,134
    SEG International Bhd..............................    311,400     116,998
    Selangor Dredging Bhd..............................    366,400     107,983
    Selangor Properties Bhd............................     63,100      97,006
    Shangri-La Hotels Malaysia Bhd.....................    373,100     702,181
*   Shell Refining Co. Federation of Malaya Bhd........    233,300     354,907
    SHL Consolidated Bhd...............................    202,800     169,506
#   Sime Darby Bhd.....................................  8,658,338  22,428,778
    SP Setia Bhd Group.................................  1,853,446   1,797,759
    Star Publications Malaysia Bhd.....................  1,108,800     777,824
*   Subur Tiasa Holdings Bhd...........................     39,310      21,272
    Sunway Bhd.........................................  5,177,993   4,742,939
#   Supermax Corp. Bhd.................................  3,578,650   2,214,725
    Suria Capital Holdings Bhd.........................    279,650     175,339
    Syarikat Takaful Malaysia Bhd......................    343,300   1,119,411
    Symphony Life Bhd..................................    321,132      73,966
    Ta Ann Holdings Bhd................................    702,886     731,241
    TA Enterprise Bhd..................................  9,740,700   1,994,475
    TA Global Bhd......................................  4,856,940     433,335
*   Talam Transform Bhd................................  6,754,300     146,999
    Tambun Indah Land Bhd..............................  2,096,000   1,069,294
#   TAN Chong Motor Holdings Bhd.......................  1,250,700   1,149,462
*   Tanjung Offshore Bhd...............................  1,070,400     125,875
    Tasek Corp. Bhd....................................     38,700     163,379
#   TDM Bhd............................................  7,221,900   1,568,846
#   Telekom Malaysia Bhd...............................  3,071,549   5,908,741
    Tenaga Nasional Bhd................................  6,071,381  24,215,844
#*  TH Heavy Engineering Bhd...........................  5,506,834     504,618
#   TH Plantations Bhd.................................  1,175,640     516,160
*   Time dotCom Bhd....................................  1,420,660   2,114,981
    Tiong NAM Logistics Holdings.......................  1,117,900     388,807
#   Top Glove Corp. Bhd................................  2,534,680   3,483,905
    Tropicana Corp. Bhd................................  4,372,600   1,262,459
#   TSH Resources Bhd..................................  2,724,750   1,682,752
#   Tune Ins Holdings Bhd..............................  1,121,600     558,322
    Uchi Technologies Bhd..............................  1,087,300     445,346
#   UEM Sunrise Bhd....................................  8,150,945   2,841,788
    UMW Holdings Bhd...................................  3,021,106   9,073,455
    Unisem M Bhd.......................................  3,678,620   2,053,248
    United Malacca Bhd.................................    197,950     345,459
    United Plantations Bhd.............................    159,400   1,075,603

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
    United U-Li Corp. BHD..............................    122,600 $     65,397
    UOA Development Bhd................................  1,752,300    1,014,005
#   Uzma Bhd...........................................    787,100      420,221
    VS Industry Bhd....................................    478,208      472,411
    Wah Seong Corp. Bhd................................  2,280,219      813,889
#   WCT Holdings Bhd...................................  5,639,969    2,479,690
    Wellcall Holdings Bhd..............................    638,500      315,898
    Wing Tai Malaysia Bhd..............................    378,400      177,204
    WTK Holdings Bhd...................................  3,043,650      953,469
#   Yinson Holdings BHD................................  1,195,600      934,111
    YNH Property Bhd...................................  2,555,831    1,356,351
    YTL Corp. Bhd...................................... 34,104,220   16,541,064
    YTL E-Solutions Bhd................................    747,100      110,545
*   YTL Land & Development Bhd.........................  1,074,000      242,660
    YTL Power International Bhd........................  8,742,066    3,851,068
    Zhulian Corp. Bhd..................................    899,766      521,196
                                                                   ------------
TOTAL MALAYSIA.........................................             642,856,066
                                                                   ------------
MEXICO -- (4.4%)
#   Alfa S.A.B. de C.V. Class A........................ 14,788,073   26,992,340
#   Alpek S.A.B. de C.V................................    784,160      873,643
#*  Alsea S.A.B. de C.V................................  2,809,671    7,514,574
    America Movil S.A.B. de C.V. Series L.............. 18,668,417   20,001,653
#   America Movil S.A.B. de C.V. Series L ADR..........  3,160,148   67,595,565
#   Arca Continental S.A.B. de C.V.....................  1,944,796   11,534,231
#*  Axtel S.A.B. de C.V................................  7,168,643    1,626,031
#   Banregio Grupo Financiero S.A.B. de C.V............  1,321,747    6,849,682
#*  Bio Pappel S.A.B. de C.V...........................    197,498      296,455
#   Bolsa Mexicana de Valores S.A.B. de C.V............  2,662,924    4,395,126
*   Cemex S.A.B. de C.V................................  5,969,081    5,300,275
#*  Cemex S.A.B. de C.V. Sponsored ADR.................  6,484,813   57,649,986
*   Cia Minera Autlan S.A.B. de C.V. Series B..........    533,561      541,054
    Coca-Cola Femsa S.A.B. de C.V. Series L............     84,415      687,056
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.......     97,205    7,901,794
#   Compartamos S.A.B. de C.V..........................  2,050,744    3,895,039
#*  Consorcio ARA S.A.B. de C.V. Series *..............  7,623,472    3,265,132
#   Controladora Comercial Mexicana S.A.B. de C.V......  3,840,051   11,656,314
*   Corp. Actinver S.A.B. de C.V.......................     34,049       36,481
#*  Corp. GEO S.A.B. de C.V. Series B..................  3,284,556       32,846
#   Corp. Inmobiliaria Vesta S.A.B. de C.V.............    972,338    1,881,170
#*  Corp. Interamericana de Entretenimiento S.A.B. de
      C.V. Class B.....................................    222,600      147,390
    Corp. Moctezuma S.A.B. de C.V. Series *............    392,200    1,190,507
    Cydsa S.A.B. de C.V................................      6,129       11,449
#*  Desarrolladora Homex S.A.B. de C.V.................    440,873       13,226
*   Dine S.A.B. de C.V.................................      7,300        3,604
#   El Puerto de Liverpool S.A.B. de C.V...............    666,563    6,808,597
#*  Empresas ICA S.A.B. de C.V.........................  5,157,839    5,367,910
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR..........    620,729    2,563,611
#*  Financiera Independencia S.A.B. de C.V.............    246,788       96,809
    Fomento Economico Mexicano S.A.B. de C.V...........    357,700    2,994,614
*   Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR....................................    599,632   50,105,250
#*  Genomma Lab Internacional S.A.B. de C.V. Class B...  5,218,601    8,233,758
    Gruma S.A.B. de C.V. Class B.......................  1,688,397   18,078,503

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
MEXICO -- (Continued)
    Gruma S.A.B. de C.V. Sponsored ADR.................      6,300 $   270,207
#*  Grupo Aeromexico S.A.B. de C.V.....................    337,885     504,478
#   Grupo Aeroportuario del Centro Norte S.A.B. de
      C.V..............................................  1,015,034   4,675,813
    Grupo Aeroportuario del Centro Norte S.A.B. de
      C.V. ADR.........................................        100       3,705
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      ADR..............................................    194,071  12,888,255
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B..........................................  1,511,457   9,993,696
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
      ADR..............................................     64,520   8,446,313
#   Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B..........................................    955,199  12,528,245
#*  Grupo Bimbo S.A.B. de C.V. Series A................  6,073,785  15,454,429
    Grupo Carso S.A.B. de C.V. Series A1...............  2,438,535  10,741,950
    Grupo Cementos de Chihuahua S.A.B. de C.V..........    211,154     528,255
#   Grupo Comercial Chedraui S.A. de C.V...............  1,671,279   4,638,261
    Grupo Elektra S.A.B. de C.V........................     95,208   3,528,339
#*  Grupo Famsa S.A.B. de C.V. Class A.................  2,869,332   1,764,918
    Grupo Financiero Banorte S.A.B. de C.V.............  8,504,555  43,307,161
    Grupo Financiero Inbursa S.A.B. de C.V.............  9,042,764  23,376,837
    Grupo Financiero Interacciones S.A. de C.V.........     17,688     117,070
#   Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B..........................................  1,597,052   3,387,056
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR......................................    675,290   7,144,568
    Grupo Gigante S.A.B. de C.V. Series *..............     41,000     112,966
#   Grupo Herdez S.A.B. de C.V. Series *...............    889,876   2,048,149
    Grupo Industrial Maseca S.A.B. de C.V. Class B.....     60,400      83,773
    Grupo Industrial Saltillo S.A.B. de C.V............     72,099     156,276
    Grupo KUO S.A.B. de C.V. Series B..................    265,425     450,299
    Grupo Mexico S.A.B. de C.V. Series B............... 16,098,780  42,444,630
#*  Grupo Pochteca S.A.B. de C.V.......................    376,611     323,861
#   Grupo Sanborns S.A.B. de C.V.......................     92,565     141,662
#*  Grupo Simec S.A.B. de C.V. Series B................  1,230,926   3,419,444
#*  Grupo Simec S.A.B. de C.V. Sponsored ADR...........      7,806      64,321
#*  Grupo Sports World S.A.B. de C.V...................    157,001     271,278
    Grupo Televisa S.A.B. Series CPO...................  1,306,744   8,520,708
    Grupo Televisa S.A.B. Sponsored ADR................  1,810,392  59,036,883
#*  Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V.............................  2,221,298   5,595,664
    Industrias Bachoco S.A.B. de C.V. ADR..............     26,276   1,283,320
#   Industrias Bachoco S.A.B. de C.V. Series B.........    225,776     926,330
#*  Industrias CH S.A.B. de C.V. Series B..............  1,503,462   6,168,512
    Industrias Penoles S.A.B. de C.V...................    429,395   8,559,254
    Infraestructura Energetica Nova S.A.B. de C.V......    957,239   4,544,961
#   Kimberly-Clark de Mexico S.A.B. de C.V. Class A....  5,218,939  10,145,761
#*  Maxcom Telecomunicaciones S.A.B. de C.V............  1,187,809     162,448
#   Megacable Holdings S.A.B. de C.V...................    485,072   1,765,604
#*  Mexichem S.A.B. de C.V.............................  5,770,885  16,058,148
#*  Minera Frisco S.A.B. de C.V........................  1,343,128   1,772,379
*   OHL Mexico S.A.B. de C.V...........................  3,129,091   5,939,000
#   Organizacion Cultiba S.A.B. de C.V.................    146,197     173,219
#   Organizacion Soriana S.A.B. de C.V. Class B........  3,410,725   7,902,497
#*  Promotora y Operadora de Infraestructura S.A.B. de
      C.V..............................................  1,504,797  16,895,649
    Qualitas Controladora S.A.B. de C.V................    245,271     474,523
*   Rassini S.A.B. de C.V..............................      5,300      19,935
    TV Azteca S.A.B. de C.V............................  4,247,863   1,700,335
#*  Urbi Desarrollos Urbanos S.A.B. de C.V.............  1,795,501         539
#*  Vitro S.A.B. de C.V. Series A......................    199,142     441,076

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
MEXICO -- (Continued)
    Wal-Mart de Mexico S.A.B. de C.V. Series V........  14,831,712 $ 28,605,677
                                                                   ------------
TOTAL MEXICO..........................................              735,650,312
                                                                   ------------
PERU -- (0.1%)
    Cementos Pacasmayo SAA ADR........................      17,524      148,253
    Cia de Minas Buenaventura SAA ADR.................     157,651    1,800,374
    Credicorp, Ltd....................................     133,689   19,267,259
    Grana y Montero SAA Sponsored ADR.................      57,561      597,483
#*  Rio Alto Mining, Ltd..............................     398,008    1,142,283
                                                                   ------------
TOTAL PERU............................................               22,955,652
                                                                   ------------
PHILIPPINES -- (1.6%)
    A Soriano Corp....................................     818,000      130,746
    Aboitiz Equity Ventures, Inc......................   4,605,270    5,899,728
    Aboitiz Power Corp................................   5,208,500    5,238,363
    Alliance Global Group, Inc........................  24,695,294   13,957,095
    Alsons Consolidated Resources, Inc................   1,639,000       74,972
    Atlas Consolidated Mining & Development...........   2,931,100      624,718
    Ayala Corp........................................     598,485    9,834,021
    Ayala Land, Inc...................................  16,012,720   13,041,185
    Bank of the Philippine Islands....................   2,937,753    6,579,532
    BDO Unibank, Inc..................................   4,810,419   12,484,687
    Belle Corp........................................  20,145,700    2,097,074
    Cebu Air, Inc.....................................   1,166,910    2,504,277
    Cebu Holdings, Inc................................   2,065,000      237,945
    Century Properties Group, Inc.....................   1,153,062       25,655
    China Banking Corp................................     743,148      791,334
    COL Financial Group, Inc..........................     133,700       48,383
    Cosco Capital, Inc................................     311,700       63,387
    D&L Industries, Inc...............................   4,238,200    1,628,818
    DMCI Holdings, Inc................................  20,547,600    7,167,391
*   East West Banking Corp............................      86,800       52,051
    EEI Corp..........................................   2,414,300      601,862
*   Empire East Land Holdings, Inc....................  22,778,000      469,383
    Energy Development Corp...........................  60,011,200   11,605,857
    Filinvest Development Corp........................      89,300        9,082
    Filinvest Land, Inc...............................  98,192,687    3,732,583
    First Gen Corp....................................   8,558,400    6,029,870
    First Philippine Holdings Corp....................   1,899,420    4,250,080
    Globe Telecom, Inc................................     131,465    5,189,129
    International Container Terminal Services, Inc....   3,368,262    8,676,511
    JG Summit Holdings, Inc...........................   2,097,980    3,116,748
    Jollibee Foods Corp...............................   1,574,967    8,268,625
    Leisure & Resorts World Corp......................     804,720      189,102
*   Lepanto Consolidated Mining Co....................  30,246,517      185,969
    Lopez Holdings Corp...............................  14,608,200    2,461,022
    LT Group, Inc.....................................   3,916,400    1,208,622
    Manila Electric Co................................     491,930    3,056,231
    Manila Water Co., Inc.............................   5,421,500    3,979,188
*   Megawide Construction Corp........................   1,503,970      282,538
    Megaworld Corp.................................... 105,685,600   12,395,121
*   Metro Pacific Corp. Series A......................     225,000           --

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
PHILIPPINES -- (Continued)
    Metro Pacific Investments Corp..................... 51,723,100 $  6,055,536
    Metropolitan Bank & Trust Co.......................  3,361,568    7,241,554
*   Pepsi-Cola Products Philippines, Inc...............  8,732,791      789,611
    Petron Corp........................................    863,000      178,110
    Philex Mining Corp.................................    770,250      147,596
*   Philex Petroleum Corp..............................     75,900        8,889
    Philippine Long Distance Telephone Co..............    105,535    7,100,974
    Philippine Long Distance Telephone Co. Sponsored
      ADR..............................................    105,710    7,050,857
*   Philippine National Bank...........................  1,768,913    3,370,701
    Philippine Stock Exchange, Inc. (The)..............     84,552      679,588
*   Philtown Properties, Inc...........................     16,675           --
    Philweb Corp.......................................  2,051,840      582,558
    Phoenix Petroleum Philippines, Inc.................    986,570       80,928
    Puregold Price Club, Inc...........................  1,981,000    1,883,068
    RFM Corp...........................................  5,730,300      780,274
    Rizal Commercial Banking Corp......................  1,811,445    1,951,887
    Robinsons Land Corp................................ 10,797,050    6,795,771
    San Miguel Corp....................................  2,005,490    3,458,287
    San Miguel Pure Foods Co., Inc.....................      6,360       29,381
    Security Bank Corp.................................  1,694,278    5,829,349
    Semirara Mining and Power Corp.....................  1,321,530    4,398,107
    SM Investments Corp................................    748,787   15,743,125
    SM Prime Holdings, Inc............................. 21,695,490    9,119,067
*   Top Frontier Investment Holdings, Inc..............    153,057      398,593
    Trans-Asia Oil & Energy Development Corp........... 12,840,000      678,492
*   Travellers International Hotel Group, Inc..........    428,200       68,325
    Union Bank of the Philippines......................  1,406,922    2,288,902
    Universal Robina Corp..............................  2,988,800   14,022,196
    Vista Land & Lifescapes, Inc....................... 29,729,400    4,635,960
                                                                   ------------
TOTAL PHILIPPINES......................................             263,556,571
                                                                   ------------
POLAND -- (1.7%)
    AB SA..............................................      2,455       23,587
    ABC Data SA........................................     81,105       75,345
    Action SA..........................................     10,630      140,708
*   Agora SA...........................................    177,116      436,535
*   Alchemia SA........................................    139,540      188,300
#*  Alior Bank SA......................................    103,274    2,389,163
    Amica Wronki SA....................................      5,174      149,886
*   AmRest Holdings SE.................................     38,395    1,191,572
    Apator SA..........................................     27,085      257,571
    Asseco Poland SA...................................    523,807    7,759,599
    ATM SA.............................................     24,831       74,885
    Bank Handlowy w Warszawie SA.......................    189,501    5,525,124
#   Bank Millennium SA.................................  2,849,668    5,752,317
#   Bank Pekao SA......................................    437,028   21,080,116
    Bank Zachodni WBK SA...............................     73,730    6,860,014
*   Bioton SA..........................................    198,381      218,153
#*  Boryszew SA........................................  1,502,321    2,331,659
    Budimex SA.........................................     54,066    2,255,331
#   CCC SA.............................................     78,517    3,258,790
#*  CD Projekt SA......................................    527,003    2,298,006
    Ciech SA...........................................    274,143    3,665,686

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
POLAND -- (Continued)
*   Colian Holding SA..................................    52,481 $    51,237
    ComArch SA.........................................     7,881     225,584
    Cyfrowy Polsat SA..................................   587,593   3,775,015
    Dom Development SA.................................     9,946     129,793
#*  Echo Investment SA.................................    79,110     140,806
#   Eko Export SA......................................    37,170     247,604
    Elektrobudowa SA...................................     2,716      59,826
    Emperia Holding SA.................................    49,020     713,886
    Enea SA............................................   613,983   2,727,943
#   Eurocash SA........................................   362,154   3,594,048
    Fabryki Mebli Forte SA.............................    59,727     850,306
    Famur SA...........................................   111,442      99,262
*   Farmacol SA........................................    36,912     526,129
    Firma Oponiarska Debica SA.........................    10,995     266,081
*   Getin Holding SA................................... 1,654,967     874,041
*   Getin Noble Bank SA................................ 3,999,973   2,147,926
*   Global City Holdings NV............................    33,245     378,905
    Grupa Azoty SA.....................................   132,038   2,524,968
    Grupa Azoty Zaklady Chemiczne Police SA............    17,834      97,203
    Grupa Kety SA......................................    29,299   2,172,439
*   Grupa Lotos SA.....................................   732,440   4,816,268
*   Hawe SA............................................ 1,003,528     507,773
*   Impexmetal SA......................................   797,201     568,967
    ING Bank Slaski SA.................................   128,243   4,672,275
#*  Integer.pl SA......................................     6,253     282,480
    Inter Cars SA......................................     5,807     336,137
#*  Jastrzebska Spolka Weglowa SA......................   125,430     716,524
*   Kernel Holding SA..................................   261,867   2,199,301
    KGHM Polska Miedz SA...............................   826,373  23,427,317
*   Kopex SA...........................................   146,978     428,170
*   KRUK SA............................................    15,976     495,535
*   LC Corp. SA........................................   590,468     293,231
    Lentex SA..........................................    43,691     101,853
#   LPP SA.............................................     2,841   5,746,272
#   Lubelski Wegiel Bogdanka SA........................   231,667   6,078,535
#   mBank..............................................    74,252   9,388,366
*   MCI Management SA..................................   140,923     415,272
*   Midas SA...........................................   811,304     124,633
*   Mostostal Zabrze SA................................   324,876     192,601
    Netia SA........................................... 1,611,872   2,600,528
    Neuca SA...........................................    11,729     833,224
    Orange Polska SA................................... 3,223,659   7,776,546
    Orbis SA...........................................    65,350     751,783
    Pelion SA..........................................    30,487     693,217
*   Pfleiderer Grajewo SA..............................    60,652     474,376
    PGE SA............................................. 3,775,401  19,782,355
*   Polimex-Mostostal SA............................... 2,510,058      60,994
*   Polnord SA.........................................   144,214     282,182
*   Polski Koncern Miesny Duda SA......................    26,313      51,557
#   Polski Koncern Naftowy Orlen SA.................... 1,760,986  25,982,582
    Polskie Gornictwo Naftowe i Gazownictwo SA......... 4,907,784   5,791,190
    Powszechna Kasa Oszczednosci Bank Polski SA........ 3,385,327  31,321,642
    Powszechny Zaklad Ubezpieczen SA...................   140,536  19,112,893

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
POLAND -- (Continued)
*   PZ Cormay SA.......................................     66,507 $     61,468
*   Rafako SA..........................................    371,320      585,447
    Rawlplug SA........................................     14,359       24,994
*   Stalexport Autostrady SA...........................    312,145      231,883
    Stalprodukt SA.....................................      5,080      483,404
*   Sygnity SA.........................................     57,819      216,866
#   Synthos SA.........................................  2,440,215    2,827,796
    Tauron Polska Energia SA...........................  5,625,900    7,568,903
#*  Trakcja SA.........................................    277,292      691,081
#*  TVN SA.............................................    800,997    3,824,858
*   Vistula Group SA...................................    305,796      166,136
    Warsaw Stock Exchange..............................    134,943    1,685,235
    Wawel SA...........................................        252       66,599
#   Zespol Elektrowni Patnow Adamow Konin SA...........     27,077      201,513
                                                                   ------------
TOTAL POLAND...........................................             282,478,111
                                                                   ------------
RUSSIA -- (1.1%)
    Etalon Group, Ltd. GDR.............................    538,300    1,130,430
    Eurasia Drilling Co., Ltd. GDR.....................    384,854    7,312,226
    Gazprom OAO Sponsored ADR.......................... 11,326,402   45,465,174
    Globaltrans Investment P.L.C. GDR..................    193,097      871,136
    Lukoil OAO Sponsored ADR...........................    779,820   30,662,014
    Magnitogorsk Iron & Steel Works OJSC GDR...........    676,687    1,664,090
*   Mail.ru Group, Ltd. GDR............................     70,280    1,006,920
*   Mechel Sponsored ADR...............................    491,339      638,741
    MegaFon OAO GDR....................................     19,826      270,761
    MMC Norilsk Nickel OJSC ADR........................    536,711    8,846,132
    Novolipetsk Steel OJSC GDR.........................    293,142    3,819,887
    Novorossiysk Commercial Sea Port PJSC GDR..........     95,020      137,183
    O'Key Group SA GDR.................................     71,285      239,492
    Phosagro OAO GDR...................................    120,563    1,319,626
    PIK Group GDR......................................    669,603    1,825,539
    Rosneft OAO GDR....................................  2,658,275    8,615,911
    Rostelecom OJSC Sponsored ADR......................    139,327      978,141
    RusHydro JSC ADR...................................  4,658,684    3,521,965
    Sberbank of Russia Sponsored ADR...................  3,913,332   14,422,221
    Severstal PAO GDR..................................    732,289    6,659,381
    Tatneft OAO Sponsored ADR..........................    864,302   20,239,134
    TMK OAO GDR........................................     80,338      204,814
    Uralkali PJSC GDR..................................    769,997    9,555,143
    VimpelCom, Ltd. Sponsored ADR......................  1,152,455    4,148,838
    VTB Bank OJSC GDR(46630Q202).......................      9,793       18,891
    VTB Bank OJSC GDR(B1W7FX909).......................  5,849,991   11,226,062
*   X5 Retail Group NV GDR.............................    315,274    3,324,670
                                                                   ------------
TOTAL RUSSIA...........................................             188,124,522
                                                                   ------------
SOUTH AFRICA -- (7.8%)
*   Adcock Ingram Holdings, Ltd........................    672,800    2,486,736
    Adcorp Holdings, Ltd...............................    217,427      617,418
    Advtech, Ltd.......................................  1,160,416      913,204
    Aeci, Ltd..........................................    810,421    8,673,549
#   African Bank Investments, Ltd......................  4,779,215       95,420

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
SOUTH AFRICA -- (Continued)
    African Oxygen, Ltd................................    496,309 $   595,185
    African Rainbow Minerals, Ltd......................    789,120   7,935,716
    Allied Electronics Corp., Ltd......................    118,970     179,903
*   Anglo American Platinum, Ltd.......................    258,524   7,925,426
*   AngloGold Ashanti, Ltd.............................     27,426     332,647
*   AngloGold Ashanti, Ltd. Sponsored ADR..............  1,896,042  23,473,000
*   ArcelorMittal South Africa, Ltd....................    895,943   1,902,195
    Aspen Pharmacare Holdings, Ltd.....................    784,256  29,366,005
#   Assore, Ltd........................................    118,619   1,628,629
#   Astral Foods, Ltd..................................    246,136   4,155,225
#*  Aveng, Ltd.........................................  2,766,327   4,241,079
    AVI, Ltd...........................................  2,492,984  18,065,653
    Barclays Africa Group, Ltd.........................  1,325,863  22,540,235
    Barloworld, Ltd....................................  1,675,889  12,645,423
*   Basil Read Holdings, Ltd...........................    143,266      55,658
*   Bell Equipment, Ltd................................      3,059       2,491
    Bidvest Group, Ltd. (The)..........................  1,636,025  45,151,973
    Blue Label Telecoms, Ltd...........................  1,437,634   1,042,630
*   Brait SE...........................................    723,079   4,776,165
    Business Connexion Group, Ltd......................    425,980     224,695
#   Capitec Bank Holdings, Ltd.........................    246,638   8,086,310
    Cashbuild, Ltd.....................................    135,226   2,157,468
    Caxton and CTP Publishers and Printers, Ltd........    433,083     568,299
    City Lodge Hotels, Ltd.............................    205,100   2,220,296
    Clicks Group, Ltd..................................  1,587,782  12,271,381
    Clover Industries, Ltd.............................     47,402      77,198
*   Consolidated Infrastructure Group, Ltd.............     71,946     162,403
    Coronation Fund Managers, Ltd......................  1,067,911   9,451,099
    Datacentrix Holdings, Ltd..........................    127,775      37,990
    DataTec, Ltd.......................................  1,169,237   5,885,804
    Discovery, Ltd.....................................  1,787,332  17,604,010
    Distell Group, Ltd.................................    116,199   1,432,515
    Distribution and Warehousing Network, Ltd..........    162,578      94,864
    DRDGOLD, Ltd.......................................  2,032,518     464,911
#   DRDGOLD, Ltd. Sponsored ADR........................      4,569      10,600
    EOH Holdings, Ltd..................................    660,326   6,832,687
*   Eqstra Holdings, Ltd...............................    599,553     163,282
*   Evraz Highveld Steel and Vanadium, Ltd.............     35,483       9,719
#   Exxaro Resources, Ltd..............................    635,856   5,633,982
#   Famous Brands, Ltd.................................    376,602   3,577,035
    FirstRand, Ltd..................................... 11,029,989  49,087,570
    Foschini Group, Ltd. (The).........................  1,501,739  21,531,304
    Gold Fields, Ltd...................................    457,900   2,637,881
    Gold Fields, Ltd. Sponsored ADR....................  4,522,961  26,685,470
    Grand Parade Investments, Ltd......................    545,759     294,560
    Grindrod, Ltd......................................  2,989,709   4,659,634
    Group Five, Ltd....................................    627,728   1,420,691
*   Harmony Gold Mining Co., Ltd.......................    745,201   2,241,007
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR........  2,460,850   7,628,635
    Holdsport, Ltd.....................................     48,566     208,703
    Hudaco Industries, Ltd.............................    182,242   1,838,343
*   Hulamin, Ltd.......................................    466,098     353,716
    Iliad Africa, Ltd..................................    329,671     240,427

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
SOUTH AFRICA -- (Continued)
    Illovo Sugar, Ltd.................................. 1,222,614 $  2,526,007
*   Impala Platinum Holdings, Ltd...................... 2,244,994   14,565,781
    Imperial Holdings, Ltd............................. 1,238,612   21,819,264
    Investec, Ltd...................................... 1,475,056   12,355,318
#   Invicta Holdings, Ltd..............................    43,782      285,119
*   JD Group, Ltd...................................... 1,010,849    2,182,635
    JSE, Ltd...........................................   554,740    5,817,564
    KAP Industrial Holdings, Ltd.......................   339,179      147,702
#   Kumba Iron Ore, Ltd................................   238,171    4,578,029
#   Lewis Group, Ltd...................................   885,262    6,898,928
    Liberty Holdings, Ltd..............................   619,492    6,964,439
    Life Healthcare Group Holdings, Ltd................ 4,381,603   16,305,893
    Massmart Holdings, Ltd.............................   505,145    7,189,891
    Mediclinic International, Ltd...................... 1,610,820   15,927,804
    Merafe Resources, Ltd.............................. 5,033,014      399,459
    Metair Investments, Ltd............................   859,896    2,395,187
    Metrofile Holdings, Ltd............................       877          401
    MMI Holdings, Ltd.................................. 7,092,232   19,059,576
    Mondi, Ltd.........................................   638,129   11,466,625
    Mpact, Ltd.........................................   777,337    2,374,827
    Mr Price Group, Ltd................................ 1,126,639   25,518,298
    MTN Group, Ltd..................................... 6,069,579  104,813,733
    Murray & Roberts Holdings, Ltd..................... 2,553,252    4,307,828
    Nampak, Ltd........................................ 3,732,817   13,608,116
    Naspers, Ltd. Class N..............................   654,201   94,376,243
    Nedbank Group, Ltd................................. 1,201,903   26,348,201
    Netcare, Ltd....................................... 5,624,389   18,672,051
*   Northam Platinum, Ltd.............................. 1,771,764    5,835,028
    Nu-World Holdings, Ltd.............................    23,372       47,390
    Oceana Group, Ltd..................................   173,557    1,598,320
    Omnia Holdings, Ltd................................   442,039    6,479,499
    Peregrine Holdings, Ltd............................   742,993    1,546,184
    Petmin, Ltd........................................   187,477       21,691
#   Pick n Pay Stores, Ltd............................. 1,501,833    7,402,504
*   Pinnacle Holdings, Ltd.............................   910,865      847,556
    Pioneer Foods, Ltd.................................   436,042    5,682,637
    PPC, Ltd........................................... 3,446,840    6,316,384
    PSG Group, Ltd.....................................   588,584    6,696,525
*   Quantum Foods Holdings, Ltd........................   427,167      143,920
    Raubex Group, Ltd..................................   342,632      598,943
    RCL Foods, Ltd.....................................   152,136      232,698
    Resilient Property Income Fund, Ltd................   300,921    2,272,555
    Reunert, Ltd.......................................   886,201    4,756,108
*   Royal Bafokeng Platinum, Ltd.......................    72,485      333,908
    Sanlam, Ltd........................................ 8,139,212   48,784,320
#   Santam, Ltd........................................   125,139    2,449,219
*   Sappi, Ltd......................................... 4,302,914   17,666,848
*   Sappi, Ltd. Sponsored ADR..........................   399,244    1,628,916
    Sasol, Ltd.........................................   994,736   35,929,825
    Sasol, Ltd. Sponsored ADR..........................   984,490   36,504,889
    Shoprite Holdings, Ltd............................. 1,630,851   25,779,931
    Sibanye Gold, Ltd.................................. 1,935,033    5,232,124
    Sibanye Gold, Ltd. Sponsored ADR...................   883,562    9,842,881

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
SOUTH AFRICA -- (Continued)
    Spar Group, Ltd. (The)............................ 1,016,030 $   16,027,644
    Spur Corp., Ltd...................................   448,890      1,535,344
    Standard Bank Group, Ltd.......................... 4,181,964     55,223,776
*   Stefanutti Stocks Holdings, Ltd...................   186,764         81,877
#   Steinhoff International Holdings, Ltd............. 9,553,168     48,825,684
    Sun International, Ltd............................   691,268      7,693,024
*   Super Group, Ltd.................................. 2,615,760      7,692,527
*   Telkom SA SOC, Ltd................................ 1,929,307     11,529,420
*   Telkom SA SOC, Ltd. Sponsored ADR.................    24,334        579,149
    Tiger Brands, Ltd.................................   501,309     16,906,061
    Times Media Group, Ltd............................    74,593        131,916
    Tongaat Hulett, Ltd...............................   561,910      7,707,052
    Trencor, Ltd......................................   534,087      3,223,315
    Truworths International, Ltd...................... 1,980,452     13,714,553
    Tsogo Sun Holdings, Ltd........................... 1,653,953      3,895,613
    Value Group, Ltd..................................    95,008         38,123
#   Vodacom Group, Ltd................................   842,622      9,674,427
*   Wesizwe Platinum, Ltd.............................    19,767          1,349
    Wilson Bayly Holmes-Ovcon, Ltd....................   387,980      4,020,243
    Woolworths Holdings, Ltd.......................... 3,929,743     29,168,776
    Zeder Investments, Ltd............................   976,922        656,054
                                                                 --------------
TOTAL SOUTH AFRICA....................................            1,308,457,703
                                                                 --------------
SOUTH KOREA -- (14.0%)
#*  3S Korea Co., Ltd.................................   112,580        356,706
#   Able C&C Co., Ltd.................................    33,759        674,472
#*  Actoz Soft Co., Ltd...............................    24,345        833,975
#*  Advanced Nano Products Co., Ltd...................     9,941        133,022
#*  Advanced Process Systems Corp.....................    76,585        428,044
    Aekyung Petrochemical Co., Ltd....................     6,151        379,069
#   AfreecaTV Co., Ltd................................    52,478      1,360,644
#   Agabang&Company...................................   150,357      1,040,203
#   Ahnlab, Inc.......................................    24,000        987,460
#*  AJ Rent A Car Co., Ltd............................    40,000        602,609
#   AK Holdings, Inc..................................    16,086      1,490,671
#*  Aminologics Co., Ltd..............................   190,514        220,846
#   Amorepacific Corp.................................     7,202     17,356,906
    AMOREPACIFIC Group................................    10,804     12,314,897
#*  Amotech Co., Ltd..................................    50,218        798,164
#*  Anam Electronics Co., Ltd.........................   248,480        185,162
#   Anapass, Inc......................................    40,786        499,643
    Asia Cement Co., Ltd..............................     3,283        358,557
#   ASIA Holdings Co., Ltd............................    13,667      1,781,450
    Asia Paper Manufacturing Co., Ltd.................    30,414        665,971
*   Asiana Airlines, Inc..............................   547,792      4,329,109
    AtlasBX Co., Ltd..................................    35,829      1,399,616
*   AUK Corp..........................................   178,670        281,187
    Autech Corp.......................................    47,374        263,807
*   Avaco Co., Ltd....................................    40,816        144,324
#   Baiksan Co., Ltd..................................    58,010        207,822
#   Basic House Co., Ltd. (The).......................    50,395        758,811
#*  BH Co., Ltd.......................................    93,670        754,335
#   BHI Co., Ltd......................................    23,864        231,783

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SOUTH KOREA -- (Continued)
#*  BI EMT Co., Ltd....................................  53,654 $    68,134
#   Binggrae Co., Ltd..................................  19,901   1,349,351
#   Bioland, Ltd.......................................  36,801     820,573
#   Bluecom Co., Ltd...................................  58,884     675,653
    Bookook Securities Co., Ltd........................   5,240      80,547
#*  Boryung Medience Co., Ltd..........................  19,298     148,740
    Boryung Pharmaceutical Co., Ltd....................  21,804     883,379
#*  Bosung Power Technology Co., Ltd................... 115,748     500,597
    BS Financial Group, Inc............................ 953,492  12,052,199
    Bukwang Pharmaceutical Co., Ltd....................  64,053   1,194,987
    BYC Co., Ltd.......................................     190      45,608
#   Byucksan Corp...................................... 159,230     923,004
#   CammSys Corp....................................... 227,242     394,061
#*  Capro Corp......................................... 153,252     472,087
#*  Celltrion Pharm, Inc...............................  68,218     720,326
#*  Celltrion, Inc..................................... 148,629   5,512,002
#*  Chabiotech Co., Ltd................................  78,076   1,001,906
*   Chadiostech Co., Ltd...............................  29,432      83,139
#*  Charm Engineering Co., Ltd.........................  77,090     100,803
#*  Cheil Worldwide, Inc............................... 386,364   6,961,511
#   Chemtronics Co., Ltd...............................  73,119     742,740
#*  Chin Hung International, Inc....................... 113,574     145,331
#*  China Great Star International, Ltd................ 481,525   1,291,616
#*  China Ocean Resources Co., Ltd..................... 489,106   2,141,606
#*  Choa Pharmaceutical Co.............................  69,616     227,253
#   Chokwang Paint, Ltd................................  30,974     382,089
#   Chong Kun Dang Pharmaceutical Corp.................  28,395   1,445,039
#   Chongkundang Holdings Corp.........................  14,747     797,316
#   Choong Ang Vaccine Laboratory......................  12,091     161,734
    Chosun Refractories Co., Ltd.......................   2,127     211,716
#   CJ CGV Co., Ltd....................................  57,093   3,174,255
    CJ CheilJedang Corp................................  38,060  12,194,122
#   CJ Corp............................................  68,500  10,754,936
*   CJ E&M Corp........................................ 122,823   4,254,160
#*  CJ Freshway Corp...................................   6,226     271,564
#*  CJ Korea Express Co., Ltd..........................  32,119   5,625,131
    CJ O Shopping Co., Ltd.............................  13,798   2,792,399
#*  CJ Seafood Corp....................................  80,851     187,293
#   CKD Bio Corp.......................................  24,780     519,292
#*  CNK International Co., Ltd......................... 104,244     123,323
#*  Com2uSCorp.........................................  32,889   5,303,070
#   Cosmax BTI, Inc....................................  63,055   2,664,794
#*  CosmoAM&T Co., Ltd.................................  40,310     131,450
#*  Cosmochemical Co., Ltd.............................  56,863     252,101
    Coway Co., Ltd..................................... 149,353  11,969,290
#   Credu Corp.........................................   7,828     374,691
#   Crown Confectionery Co., Ltd.......................   4,355     930,017
#*  CTC BIO, Inc.......................................  40,956     660,321
#*  CUROCOM Co., Ltd................................... 171,694     173,300
#*  D.I Corp...........................................  90,026     579,672
#*  D.ID Corp..........................................  42,436      65,466
#   Dae Dong Industrial Co., Ltd.......................  66,910     631,878
    Dae Han Flour Mills Co., Ltd.......................   6,035     913,831

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
SOUTH KOREA -- (Continued)
#   Dae Hyun Co., Ltd..................................   132,460 $   320,310
    Dae Won Kang Up Co., Ltd...........................   106,380     606,027
#*  Dae Young Packaging Co., Ltd.......................   432,655     391,341
#   Dae-Il Corp........................................    79,637     339,629
#*  Daea TI Co., Ltd...................................   226,336     302,406
#*  Daechang Co., Ltd..................................   301,520     235,347
    Daeduck Electronics Co.............................   200,830   1,701,568
#   Daeduck GDS Co., Ltd...............................   118,155   1,359,912
    Daegu Department Store.............................    27,142     386,911
#*  Daehan New Pharm Co., Ltd..........................    22,612     334,162
#   Daehan Steel Co., Ltd..............................    75,833     378,998
    Daehwa Pharmaceutical Co., Ltd.....................    37,069     287,040
    Daekyo Co., Ltd....................................    76,070     482,494
#*  Daekyung Machinery & Engineering Co., Ltd..........   184,410     268,918
#   Daelim Industrial Co., Ltd.........................   137,711   6,870,931
#   Daesang Corp.......................................   119,806   4,152,386
    Daesang Holdings Co., Ltd..........................    83,240   1,320,695
#   Daesung Holdings Co., Ltd..........................    21,009     184,245
*   Daesung Industrial Co., Ltd........................       350       2,970
#   Daewon Pharmaceutical Co., Ltd.....................    89,658   1,382,124
#   Daewon San Up Co., Ltd.............................    34,902     299,509
#*  Daewoo Engineering & Construction Co., Ltd.........   450,241   2,780,691
#   Daewoo International Corp..........................   132,397   3,310,212
*   Daewoo Securities Co., Ltd.........................   818,317   7,501,592
#   Daewoo Shipbuilding & Marine Engineering Co.,
     Ltd...............................................   447,629   7,892,796
    Daewoong Co., Ltd..................................     6,323     250,249
    Daewoong Pharmaceutical Co., Ltd...................    20,111   1,135,984
*   Dahaam E-Tec Co., Ltd..............................     1,420       4,382
#   Daishin Securities Co., Ltd........................   256,436   2,143,280
#*  Danal Co., Ltd.....................................    53,742     481,547
#   Daou Data Corp.....................................    73,862     749,732
#   Daou Technology, Inc...............................   177,104   2,358,402
#*  Dasan Networks, Inc................................    89,993     598,547
#   Daum Kakao Corp....................................    37,671   5,233,792
#   Dawonsys Co., Ltd..................................    30,006     421,628
#   Dayou Automotive Seat Technology Co., Ltd..........   263,550     376,314
#   DCM Corp...........................................    16,370     240,671
#*  Deutsch Motors, Inc................................    31,888     124,347
    DGB Financial Group, Inc........................... 1,047,651  10,047,110
    Digital Chosun Co., Ltd............................    20,134      82,080
#   Digital Power Communications Co., Ltd..............    56,445     215,705
*   DIO Corp...........................................    44,232     330,781
#   Dong Ah Tire & Rubber Co., Ltd.....................    18,970     326,966
#*  Dong Yang Gang Chul Co., Ltd.......................   147,934     572,681
    Dong-A Socio Holdings Co., Ltd.....................    14,564   1,666,718
#   Dong-Ah Geological Engineering Co., Ltd............    30,030     204,578
    Dong-Il Corp.......................................     5,683     373,736
#   Dongaone Co., Ltd..................................   119,520     347,872
#   Dongbang Transport Logistics Co., Ltd..............    78,710     147,909
#*  Dongbu Corp........................................    35,650      21,815
#*  Dongbu HiTek Co., Ltd..............................   159,392     728,879
    Dongbu Insurance Co., Ltd..........................   237,197  11,442,991
*   Dongbu Securities Co., Ltd.........................   153,276     559,252

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SOUTH KOREA -- (Continued)
#*  Dongbu Steel Co., Ltd.............................. 225,905 $   327,033
    Dongil Industries Co., Ltd.........................   7,864     474,584
#   Dongjin Semichem Co., Ltd.......................... 137,301     471,343
#*  Dongkook Industrial Co., Ltd....................... 137,901     325,241
    DongKook Pharmaceutical Co., Ltd...................  16,907     621,668
    Dongkuk Industries Co., Ltd........................  14,471      46,649
#   Dongkuk Steel Mill Co., Ltd........................ 392,516   1,997,626
#   Dongkuk Structure & Construction Co., Ltd.......... 144,187     424,450
    Dongsuh Co., Inc...................................  31,424     664,559
#   Dongsung Chemical Co., Ltd.........................   7,530     109,880
#   Dongsung Holdings Co., Ltd......................... 117,493     781,669
#   Dongsung Pharmaceutical Co., Ltd...................  71,092     289,490
*   Dongwha Enterprise Co., Ltd........................   2,575      49,659
    Dongwha Pharm Co., Ltd............................. 129,692     705,598
    Dongwon F&B Co., Ltd...............................   7,804   2,338,005
#   Dongwon Industries Co., Ltd........................   5,655   1,671,643
#*  Dongwon Systems Corp...............................  15,467     330,325
    Dongyang E&P, Inc..................................  36,782     435,204
#   Doosan Corp........................................  47,174   4,462,421
#*  Doosan Engine Co., Ltd............................. 181,418   1,298,297
#*  Doosan Engineering & Construction Co., Ltd.........  14,950     123,752
#   Doosan Heavy Industries & Construction Co., Ltd.... 256,186   5,435,460
#*  Doosan Infracore Co., Ltd.......................... 591,275   5,474,433
#*  Dragonfly GF Co., Ltd..............................  32,366     310,697
    DRB Holding Co., Ltd...............................  57,591     631,995
#*  Duksan Hi-Metal Co., Ltd...........................  59,176     603,340
#   DuzonBIzon Co., Ltd................................ 116,224   1,178,913
#   DY Corp............................................ 115,476     701,968
#*  DY POWER Corp......................................  61,824     613,378
    e Tec E&C, Ltd.....................................   2,654     330,960
#   e-LITECOM Co., Ltd.................................  50,299     686,777
    E-Mart Co., Ltd....................................  71,216  13,512,566
#*  e-Starco Co., Ltd.................................. 273,152     601,431
#   E1 Corp............................................  13,707     791,645
#   Eagon Industries Co., Ltd..........................  32,830     466,992
#   Easy Bio, Inc...................................... 172,451     895,872
#*  Ecopro Co., Ltd....................................  57,703     420,132
#   EG Corp............................................  23,854     369,353
#*  ELK Corp........................................... 112,051     488,466
#*  EMKOREA Co., Ltd...................................  48,875     222,520
#   ENF Technology Co., Ltd............................  47,412     355,275
#   Eo Technics Co., Ltd...............................  37,384   4,375,154
#   Estechpharma Co., Ltd..............................  43,822     269,194
#   Eugene Corp........................................ 295,198     960,493
*   Eugene Investment & Securities Co., Ltd............ 484,816     919,692
#   Eugene Technology Co., Ltd.........................  86,605   1,124,731
#*  Eusu Holdings Co., Ltd.............................  68,774     691,769
#   EVERDIGM Corp......................................  11,209      71,420
    F&F Co., Ltd.......................................   2,617      32,574
*   Farmsco............................................   2,780      33,659
#   Fila Korea, Ltd....................................  39,090   3,913,672
#*  Fine Technix Co., Ltd..............................  22,817      61,670
#*  Finetex EnE, Inc................................... 100,221     158,200

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
SOUTH KOREA -- (Continued)
#   Firstec Co., Ltd...................................   151,053 $   308,725
#*  Flexcom, Inc.......................................    59,292     267,510
#*  Foosung Co., Ltd...................................   170,523     472,222
    Fursys, Inc........................................    10,916     306,670
#*  Gamevil, Inc.......................................    12,824   2,139,851
#   Gaon Cable Co., Ltd................................    15,900     362,571
#*  GemVax & Kael Co., Ltd.............................    15,533     242,272
#*  GeneOne Life Science, Inc..........................    70,447     102,102
#*  Genexine Co., Ltd..................................     2,719     159,002
#*  Genic Co., Ltd.....................................    18,664     436,448
    GIIR, Inc..........................................    16,730     108,404
    Global & Yuasa Battery Co., Ltd....................    28,059   1,038,493
#   Global Display Co., Ltd............................    46,527     269,829
#*  GNCO Co., Ltd......................................   287,549     306,264
#   Golfzon Co., Ltd...................................    78,030   1,776,156
#   Grand Korea Leisure Co., Ltd.......................   122,320   4,451,263
#   Green Cross Corp...................................    18,105   2,293,726
#   Green Cross Holdings Corp..........................   114,530   2,286,152
*   Green Non-Life Insurance Co., Ltd..................    14,915          --
#*  GS Engineering & Construction Corp.................   350,353   7,963,496
    GS Global Corp.....................................    70,870     505,591
#   GS Holdings Corp...................................   256,119   9,692,482
    GS Home Shopping, Inc..............................     8,165   1,574,271
#   GS retail Co., Ltd.................................   105,542   2,509,295
#   Gwangju Shinsegae Co., Ltd.........................     2,914     832,518
#   Haesung Industrial Co., Ltd........................     1,700      35,005
*   Halla Corp.........................................   115,962     657,262
#   Halla Holdings Corp................................    49,378   2,843,121
    Halla Visteon Climate Control Corp.................   125,612   5,287,788
#   Han Kuk Carbon Co., Ltd............................   168,975     867,521
    Hana Financial Group, Inc.......................... 1,140,149  33,327,378
#*  Hana Micron, Inc...................................    87,151     862,861
#   Hana Tour Service, Inc.............................    38,973   3,035,352
#*  Hanall Biopharma Co., Ltd..........................    64,600     237,422
#   Hancom, Inc........................................    38,344     709,664
    Handok, Inc........................................     7,765     149,803
#   Handsome Co., Ltd..................................    81,558   2,287,874
    Hanil Cement Co., Ltd..............................    20,990   3,160,122
#*  Hanjin Heavy Industries & Construction Co., Ltd....   449,291   1,593,175
#   Hanjin Heavy Industries & Construction Holdings
      Co., Ltd.........................................    81,264     507,549
#*  Hanjin Kal Corp....................................   334,364   9,902,691
#*  Hanjin P&C Co., Ltd................................   106,545     163,809
#*  Hanjin Shipping Co., Ltd...........................    18,453     100,153
#   Hanjin Transportation Co., Ltd.....................    57,741   3,343,363
    Hankook Shell Oil Co., Ltd.........................     3,758   1,712,586
    Hankook Tire Co., Ltd..............................   315,614  15,176,656
*   Hankuk Glass Industries, Inc.......................     3,770      85,660
    Hankuk Paper Manufacturing Co., Ltd................    15,900     447,423
#*  Hanmi Pharm Co., Ltd...............................    26,867   2,393,551
#*  Hanmi Science Co., Ltd.............................    76,958   1,054,578
#   Hanmi Semiconductor Co., Ltd.......................    48,770     767,289
#   Hansae Co., Ltd....................................    76,519   2,656,077
#   Hansae Yes24 Holdings Co., Ltd.....................    78,966     856,321

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SOUTH KOREA -- (Continued)
#   Hanshin Construction...............................   5,420 $    69,024
#   Hansol Chemical Co., Ltd...........................  47,490   2,181,655
    Hansol Holdings Co., Ltd........................... 166,192   1,198,654
#*  Hansol HomeDeco Co., Ltd........................... 427,135     570,337
#   Hansol Logistics Co., Ltd.......................... 176,540     368,541
*   Hansol Paper Co., Ltd.............................. 101,456   1,813,702
#*  Hansol Technics Co., Ltd...........................  85,041   1,056,094
#   Hanssem Co., Ltd...................................  31,794   4,462,030
#   Hanwha Chemical Corp............................... 606,327   6,783,904
#   Hanwha Corp........................................ 273,929   6,834,126
#   Hanwha Galleria Timeworld Co., Ltd.................   8,040     488,835
#*  Hanwha General Insurance Co., Ltd.................. 184,655     707,027
*   Hanwha Investment & Securities Co., Ltd............ 364,532   1,321,013
#   Hanwha Life Insurance Co., Ltd..................... 805,240   5,712,120
    Hanyang Eng Co., Ltd...............................  59,789     408,139
    Hanyang Securities Co., Ltd........................  18,020     121,788
#*  Harim Co., Ltd.....................................  86,386     334,238
*   Harim Holdings Co., Ltd............................ 207,027     938,179
#   Heung-A Shipping Co., Ltd.......................... 573,851   1,462,052
*   Heungkuk Fire & Marine Insurance Co., Ltd..........  24,279      89,136
#   High Tech Pharm Co., Ltd...........................  22,952     280,506
#   Hite Jinro Co., Ltd................................ 174,665   3,679,399
    Hitejinro Holdings Co., Ltd........................  52,217     549,928
#*  HMC Investment Securities Co., Ltd................. 102,873     960,905
#   Hotel Shilla Co., Ltd..............................  94,889   8,804,606
*   HS Industries Co., Ltd.............................  13,443      13,252
    HS R&A Co., Ltd....................................  20,224     552,793
#   Huchems Fine Chemical Corp.........................  88,801   2,143,657
#   Humax Co., Ltd..................................... 105,806   1,579,483
#   Huons Co., Ltd.....................................  28,769   1,536,122
    Husteel Co., Ltd...................................  25,293     403,386
#   Huvis Corp.........................................  71,070     741,247
#   Huvitz Co., Ltd....................................  27,945     415,580
#   Hwa Shin Co., Ltd.................................. 110,643     701,343
    Hwacheon Machine Tool Co., Ltd.....................   4,514     267,956
    HwaSung Industrial Co., Ltd........................  20,186     251,034
#   Hy-Lok Corp........................................  40,072   1,009,644
    Hyosung Corp....................................... 140,088   9,244,303
#*  Hyundai BNG Steel Co., Ltd.........................  63,146     844,082
#   Hyundai Corp.......................................  53,610   1,337,569
    Hyundai Department Store Co., Ltd..................  62,451   6,770,957
#   Hyundai Development Co............................. 338,019  13,222,729
#*  Hyundai Elevator Co., Ltd..........................  54,813   3,253,145
#   Hyundai Engineering & Construction Co., Ltd........ 239,490   9,477,706
#   Hyundai Engineering Plastics Co., Ltd..............  88,540     713,638
#   Hyundai Glovis Co., Ltd............................  29,170   6,497,020
#   Hyundai Greenfood Co., Ltd......................... 215,940   3,405,907
#   Hyundai Heavy Industries Co., Ltd.................. 101,252  10,375,481
    Hyundai Home Shopping Network Corp.................  18,367   2,009,401
    Hyundai Hy Communications & Networks Co., Ltd...... 171,293     678,623
#   Hyundai Hysco Co., Ltd.............................  30,308   2,121,206
#   Hyundai Livart Furniture Co., Ltd..................  54,210   1,694,648
#   Hyundai Marine & Fire Insurance Co., Ltd........... 287,655   6,845,694

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SOUTH KOREA -- (Continued)
#*  Hyundai Merchant Marine Co., Ltd...................  87,156 $   813,316
#   Hyundai Mipo Dockyard Co., Ltd.....................  25,099   1,761,419
    Hyundai Mobis Co., Ltd............................. 153,167  34,626,119
    Hyundai Motor Co................................... 364,834  56,069,122
#*  Hyundai Securities Co., Ltd........................ 717,840   4,890,346
#   Hyundai Steel Co................................... 295,250  17,713,942
#   Hyundai Wia Corp...................................  76,224  10,634,470
#*  Hyunjin Materials Co., Ltd.........................  70,175     223,223
#   HyVision System, Inc...............................  53,429     442,015
#   ICD Co., Ltd.......................................  66,259     458,447
#   Il Dong Pharmaceutical Co., Ltd....................  47,700     729,918
#   Iljin Display Co., Ltd.............................  39,098     234,729
#   Iljin Electric Co., Ltd............................ 102,328     836,990
#   Iljin Holdings Co., Ltd............................  82,446     502,790
#*  Iljin Materials Co., Ltd...........................  74,322     498,045
#   Ilshin Spinning Co., Ltd...........................   6,922   1,062,338
#   Ilsung Pharmaceuticals Co., Ltd....................   3,008     308,130
#*  IM Co., Ltd........................................  67,915     225,635
#   iMarketKorea, Inc..................................  56,730   1,416,196
#   iMBC Co., Ltd......................................  28,170     111,656
#   InBody Co., Ltd....................................  33,151   1,163,522
    Industrial Bank of Korea........................... 742,530   8,722,727
#*  Infinitt Healthcare Co., Ltd.......................  19,386     127,444
#*  Infopia Co., Ltd...................................  36,965     453,093
#*  Infraware, Inc.....................................  72,723     479,792
#*  InkTec Co., Ltd....................................  37,888     372,043
#   Innochips Technology, Inc..........................  34,587     479,544
*   InnoWireless, Inc..................................  22,924     277,694
#*  Innox Corp.........................................  73,906   1,062,955
#*  Insun ENT Co., Ltd................................. 171,874     675,718
    Intelligent Digital Integrated Securities Co.,
      Ltd..............................................  19,798     243,397
#*  Interflex Co., Ltd.................................  63,672   1,100,287
    Intergis Co., Ltd..................................   6,800      45,718
#   Interojo Co., Ltd..................................  20,167     354,197
#   Interpark Corp..................................... 148,632   1,240,202
#   INTOPS Co., Ltd....................................  36,202     608,308
    Inzi Controls Co., Ltd.............................  44,490     205,408
    INZI Display Co., Ltd.............................. 124,958     207,721
#   Iones Co., Ltd.....................................   9,551     129,922
#*  IS Dongseo Co., Ltd................................  49,570   2,648,289
#   ISU Chemical Co., Ltd..............................  65,123     515,504
#   IsuPetasys Co., Ltd................................ 190,048     970,853
#   Jahwa Electronics Co., Ltd.........................  84,724   1,152,283
#   JB Financial Group Co., Ltd........................ 480,453   2,551,558
*   Jcontentree Corp................................... 133,592     410,879
#   Jeil Pharmaceutical Co.............................  32,320     624,874
*   Jeil Savings Bank..................................   3,200          --
#*  Jeju Semiconductor Corp............................  19,853      54,053
#*  Jenax, Inc.........................................  34,294     258,023
    Jinro Distillers Co., Ltd..........................  10,312     287,793
#   Jinsung T.E.C......................................  44,792     214,612
    JLS Co., Ltd.......................................   7,182      39,992
#*  Joymax Co., Ltd....................................  17,153     450,008

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SOUTH KOREA -- (Continued)
#*  Jusung Engineering Co., Ltd........................ 134,948 $   492,694
#*  JVM Co., Ltd.......................................  17,083     923,644
    JW Holdings Co., Ltd............................... 182,125     409,577
#   JW Pharmaceutical Corp.............................  55,543     713,012
    Kangwon Land, Inc.................................. 166,590   4,912,623
#   KB Capital Co., Ltd................................  58,789   1,107,550
    KB Financial Group, Inc............................ 527,260  17,712,364
*   KB Financial Group, Inc. ADR....................... 464,299  15,670,091
    KC Cottrell Co., Ltd...............................  23,085     136,314
#   KC Green Holdings Co., Ltd.........................  68,630     563,453
#   KC Tech Co., Ltd................................... 107,916     757,008
#   KCC Corp...........................................  19,339   9,730,228
*   KCO Energy, Inc....................................      70          --
#   KCP Co., Ltd.......................................  72,320   2,287,290
#*  Keangnam Enterprises, Ltd..........................  44,197     181,172
#*  KEC Corp........................................... 359,677     404,571
#   KEPCO Engineering & Construction Co., Inc..........  29,007   1,125,169
    KEPCO Plant Service & Engineering Co., Ltd.........  75,786   6,103,908
    Keyang Electric Machinery Co., Ltd................. 140,200     524,377
#   KG Chemical Corp...................................  50,978     781,748
#   Kginicis Co., Ltd..................................  88,225   1,983,486
#   KGMobilians Co., Ltd...............................  43,631     580,364
#   KH Vatec Co., Ltd..................................  82,272   3,039,508
    Kia Motors Corp.................................... 661,264  27,635,590
    KISCO Corp.........................................  20,266     589,645
    KISCO Holdings Co., Ltd............................   2,565     110,366
#   Kishin Corp........................................  42,990     279,243
    KISWIRE, Ltd.......................................  41,220   1,522,832
#   KIWOOM Securities Co., Ltd.........................  55,729   2,965,603
*   KMH Co., Ltd.......................................  43,593     402,873
#*  KMW Co., Ltd.......................................  57,687     927,320
#   Koentec Co., Ltd................................... 307,302     755,375
    Koh Young Technology, Inc..........................  57,905   2,511,289
#   Kolao Holdings.....................................  70,184   1,082,038
#   Kolon Corp.........................................  48,109     993,268
#*  Kolon Global Corp..................................  37,038     271,716
#   Kolon Industries, Inc.............................. 113,855   4,829,336
#   Kolon Life Science, Inc............................  27,150   1,087,772
#*  Komipharm International Co., Ltd...................  27,643     228,043
#   KONA I Co., Ltd....................................  69,895   2,178,595
    Kook Soon Dang Brewery Co., Ltd....................  68,185     372,723
#   Korea Aerospace Industries, Ltd.................... 146,228   6,222,766
    Korea Airport Service Co., Ltd.....................   1,131      42,469
*   Korea Alcohol Industrial Co., Ltd..................   6,066      26,098
#   Korea Cast Iron Pipe Industries Co., Ltd...........   3,750      18,587
#   Korea Circuit Co., Ltd.............................  62,768     724,634
#   Korea District Heating Corp........................  16,671     823,128
    Korea Electric Power Corp.......................... 231,414   9,048,038
*   Korea Electric Power Corp. Sponsored ADR........... 480,952   9,291,993
    Korea Electric Terminal Co., Ltd...................  31,550   1,862,419
    Korea Electronic Power Industrial Development Co.,
      Ltd..............................................  86,951     489,450
#   Korea Export Packaging Industrial Co., Ltd.........  11,810     247,389
#   Korea Flange Co., Ltd..............................  30,107     444,772

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SOUTH KOREA -- (Continued)
*   Korea Gas Corp..................................... 108,637 $ 4,472,664
#*  Korea Info & Comm..................................  77,904     632,017
    Korea Investment Holdings Co., Ltd................. 217,740  10,261,194
#   Korea Kolmar Co., Ltd..............................  37,476   1,966,566
#   Korea Kolmar Holdings Co., Ltd.....................  33,914   1,690,177
#*  Korea Line Corp....................................  20,448     409,670
    Korea Petrochemical Ind Co., Ltd...................  21,697   1,619,975
#   Korea United Pharm, Inc............................  50,469     707,324
    Korea Zinc Co., Ltd................................  23,914   9,340,957
#   Korean Reinsurance Co.............................. 584,024   5,431,436
#   Kortek Corp........................................  49,472     526,935
    KPX Chemical Co., Ltd..............................   6,559     333,817
#*  KR Motors Co., Ltd................................. 360,460     347,045
#*  KSCB Co., Ltd......................................  16,107      48,423
    KT Corp............................................ 143,514   3,907,409
*   KT Corp. Sponsored ADR............................. 301,481   4,051,905
*   KT Hitel Co., Ltd..................................  45,597     432,351
    KT Skylife Co., Ltd................................ 119,515   1,764,838
    KT&G Corp.......................................... 218,578  15,955,754
#*  KTB Investment & Securities Co., Ltd............... 293,805     498,342
    Kukdo Chemical Co., Ltd............................  24,476   1,040,946
#   Kumho Electric Co., Ltd............................  19,644     398,918
#*  Kumho Industrial Co., Ltd..........................   6,814     182,490
#   Kumho Petrochemical Co., Ltd.......................  38,059   3,099,621
*   Kumho Tire Co., Inc................................ 498,137   4,406,670
#   Kumkang Kind Co., Ltd..............................  11,669     722,549
    Kunsul Chemical Industrial Co., Ltd................  20,095   1,002,269
#   Kwang Dong Pharmaceutical Co., Ltd................. 204,270   2,037,563
#*  Kwang Myung Electric Engineering Co., Ltd.......... 213,320     463,267
*   Kwangju Bank.......................................  95,372     776,773
#*  Kyeryong Construction Industrial Co., Ltd..........  21,112     203,643
*   Kyobo Securities Co., Ltd.......................... 115,315   1,026,791
#*  Kyongnam Bank...................................... 145,748   1,445,394
#   Kyung Dong Navien Co., Ltd.........................  28,390     645,581
#   Kyung-In Synthetic Corp............................ 102,540     439,405
#   Kyungbang, Ltd.....................................   4,727     721,536
#   Kyungchang Industrial Co., Ltd.....................  94,687     670,158
    KyungDong City Gas Co., Ltd........................  10,262     924,230
#   Kyungdong Pharm Co., Ltd...........................  32,976     720,443
    Kyungnam Energy Co., Ltd...........................   3,460      20,765
#   L&F Co., Ltd.......................................  43,180     249,012
#*  LB Semicon, Inc.................................... 171,662     258,592
#   LEENO Industrial, Inc..............................  49,318   1,796,140
    LF Corp............................................ 113,664   3,257,059
    LG Chem, Ltd....................................... 141,746  25,491,777
    LG Corp............................................ 373,912  21,042,914
    LG Display Co., Ltd................................ 863,120  28,360,493
*   LG Display Co., Ltd. ADR........................... 846,745  13,708,802
#   LG Electronics, Inc................................ 509,173  28,208,551
#   LG Hausys, Ltd.....................................  38,908   6,344,824
#   LG Household & Health Care, Ltd....................  23,769  14,890,806
#   LG Innotek Co., Ltd................................  78,189   6,929,823
#   LG International Corp.............................. 209,308   6,992,876

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
SOUTH KOREA -- (Continued)
#*  LG Life Sciences, Ltd..............................    35,554 $ 1,515,238
    LG Uplus Corp...................................... 1,206,934  13,305,949
#*  LIG ADP Co., Ltd...................................    14,255      52,837
#   LIG Insurance Co., Ltd.............................   265,426   5,563,589
#   LMS Co., Ltd.......................................    32,221     553,139
#   Lock&Lock Co., Ltd.................................   106,330   1,008,049
#*  Logistics Energy Korea Co., Ltd....................   139,240     243,466
    Lotte Chemical Corp................................    66,281  10,457,743
#   Lotte Chilsung Beverage Co., Ltd...................     3,758   5,694,497
#   Lotte Confectionery Co., Ltd.......................     3,283   5,594,730
    Lotte Food Co., Ltd................................     3,536   1,999,707
#   LOTTE Himart Co., Ltd..............................    38,687   1,905,434
#*  Lotte Non-Life Insurance Co., Ltd..................   134,230     328,207
#   Lotte Shopping Co., Ltd............................    45,229   9,788,203
    LS Corp............................................    81,730   3,582,508
#   LS Industrial Systems Co., Ltd.....................    68,431   3,771,694
#*  Lumens Co., Ltd....................................   354,373   2,105,578
#   Macquarie Korea Infrastructure Fund................ 1,417,579   9,525,160
#*  Macrogen, Inc......................................    12,304     623,148
#   Maeil Dairy Industry Co., Ltd......................    31,906     936,353
*   Mando Corp.........................................    37,212   5,609,494
#   MDS Technology Co., Ltd............................     5,422     112,435
#*  Medifron DBT Co., Ltd..............................    81,261     188,491
#*  Medipost Co., Ltd..................................    11,985     515,412
    Medy-Tox, Inc......................................    25,265   8,489,318
#   MegaStudy Co., Ltd.................................    24,221   1,317,280
#*  Melfas, Inc........................................    93,515     443,045
#   Meritz Financial Group, Inc........................   197,730   1,750,557
    Meritz Fire & Marine Insurance Co., Ltd............   354,585   3,944,103
    Meritz Securities Co., Ltd......................... 1,025,050   3,588,282
    Mi Chang Oil Industrial Co., Ltd...................     2,155     139,714
#   Mirae Asset Securities Co., Ltd....................   162,174   6,824,715
#*  Mirae Corp......................................... 1,324,718     209,950
    Miwon Chemicals Co., Ltd...........................     1,200      38,197
*   Miwon Commercial Co., Ltd..........................       456      67,697
    Miwon Specialty Chemical Co., Ltd..................       988     265,458
#   MK Electron Co., Ltd...............................    82,406     436,818
#*  MNTech Co., Ltd....................................   108,612     562,988
#   Modetour Network, Inc..............................    35,269     888,161
*   Monalisa Co., Ltd..................................    28,400      72,958
    Moorim P&P Co., Ltd................................   183,971     656,492
#   Moorim Paper Co., Ltd..............................   110,200     226,331
    Motonic Corp.......................................    49,880     622,711
#*  Muhak Co., Ltd.....................................    25,590     865,923
#   Namhae Chemical Corp...............................   119,110     956,751
#*  Namsun Aluminum Co., Ltd...........................   177,360     183,946
#   Namyang Dairy Products Co., Ltd....................     1,115     735,992
#   Naver Corp.........................................    60,144  38,983,135
#   NCSoft Corp........................................    56,933  10,396,911
#*  Neowiz Games Corp..................................    71,829   1,458,136
*   NEOWIZ HOLDINGS Corp...............................    29,940     397,556
#*  NEPES Corp.........................................   140,292   1,208,787
    Nexen Corp.........................................    20,820   1,676,961

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SOUTH KOREA -- (Continued)
#   Nexen Tire Corp.................................... 168,871 $ 2,399,251
#*  Nexolon Co., Ltd................................... 319,720      91,064
#*  Nexon GT Co., Ltd..................................  83,827   1,090,155
#*  NHN Entertainment Corp.............................  17,676   1,199,486
    NICE Holdings Co., Ltd.............................  60,740     952,792
    NICE Information Service Co., Ltd.................. 152,352     887,737
#*  NK Co., Ltd........................................ 107,504     418,010
#   Nong Shim Holdings Co., Ltd........................  10,674   1,048,508
#   Nong Woo Bio Co., Ltd..............................  14,772     291,465
#   NongShim Co., Ltd..................................  14,384   3,038,040
    Noroo Holdings Co., Ltd............................   9,220     192,392
    NOROO Paint & Coatings Co., Ltd....................  33,552     301,630
    NPC................................................  83,760     428,010
#*  OCI Co., Ltd.......................................  75,209   5,332,114
    OCI Materials Co., Ltd.............................  32,495   1,909,005
#*  OPTRON-TEC, Inc.................................... 110,759     643,858
#*  Orientbio, Inc..................................... 265,298     168,728
#   Orion Corp.........................................  10,453   9,974,553
#*  OSANGJAIEL Co., Ltd................................  35,202     382,601
*   Osstem Implant Co., Ltd............................  45,559   1,836,886
#*  Osung LST Co., Ltd.................................  19,853      12,019
    Ottogi Corp........................................   5,413   2,810,635
#*  Paik Kwang Industrial Co., Ltd.....................  99,357     214,048
#*  Pan Ocean Co., Ltd.................................  28,865      67,975
#   Pan-Pacific Co., Ltd............................... 109,600     634,832
    Pang Rim Co., Ltd..................................   1,781      36,604
#*  PaperCorea, Inc.................................... 663,304     439,905
#   Paradise Co., Ltd..................................  94,795   2,265,036
#   Partron Co., Ltd................................... 322,056   3,639,619
#*  Pharmicell Co., Ltd................................ 154,381     450,195
    POSCO..............................................  31,634   7,348,425
    POSCO ADR.......................................... 511,345  29,775,619
#   POSCO Chemtech Co., Ltd............................  10,119   1,250,302
*   POSCO Coated & Color Steel Co., Ltd................   3,334      41,431
#   Posco ICT Co., Ltd................................. 258,264   1,293,219
#   Posco M-Tech Co., Ltd..............................  96,658     242,694
#*  Posco Plantec Co., Ltd.............................  52,228     176,385
#*  Power Logics Co., Ltd.............................. 148,057     564,922
#   PSK, Inc...........................................  60,231     756,098
    Pulmuone Co., Ltd..................................   6,402     763,340
#   Pyeong Hwa Automotive Co., Ltd.....................  69,037   1,064,345
#*  Redrover Co., Ltd..................................  52,765     271,347
#   Reyon Pharmaceutical Co., Ltd......................  10,903     202,287
#   RFsemi Technologies, Inc...........................  20,093     139,597
#   RFTech Co., Ltd....................................  38,610     314,708
#*  Rocket Electric Co., Ltd........................... 114,930      10,207
#   Romanson Co., Ltd..................................  27,489     398,659
*   S&C Engine Group, Ltd.............................. 101,317     218,403
#   S&T Corp...........................................   8,318     122,286
#   S&T Dynamics Co., Ltd.............................. 155,838   1,427,184
    S&T Holdings Co., Ltd..............................  29,516     529,885
    S&T Motiv Co., Ltd.................................  49,646   2,004,245
#   S-1 Corp...........................................  45,985   3,345,542

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- ------------
SOUTH KOREA -- (Continued)
#   S-Energy Co., Ltd..................................  46,917 $    334,293
#   S-MAC Co., Ltd.....................................  93,218      389,455
#   S-Oil Corp......................................... 158,598    8,724,015
#   Saeron Automotive Corp.............................   3,180       29,952
*   Sajo Industries Co., Ltd...........................  14,513      592,334
    Sam Young Electronics Co., Ltd.....................  52,430      573,900
#   Sam Yung Trading Co., Ltd..........................  53,574    1,140,837
*   Sambu Construction Co., Ltd........................   1,421        7,622
    Samchully Co., Ltd.................................  13,855    1,741,754
#   Samho Development Co., Ltd.........................  53,704      153,463
*   Samho International Co., Ltd.......................  10,008      146,450
#   SAMHWA Paints Industrial Co., Ltd..................  42,710      581,208
#   Samick Musical Instruments Co., Ltd................ 283,360    1,115,076
    Samick THK Co., Ltd................................  52,803      402,022
    Samjin Pharmaceutical Co., Ltd.....................  51,035    1,075,442
#   Samkwang Glass.....................................  15,805    1,071,374
#   Samlip General Foods Co., Ltd......................  12,050    2,130,647
    Samsung C&T Corp................................... 478,605   24,251,004
    Samsung Card Co., Ltd..............................  43,208    1,501,821
    Samsung Climate Control Co., Ltd...................   4,190       44,270
#   Samsung Electro-Mechanics Co., Ltd................. 313,142   19,058,157
    Samsung Electronics Co., Ltd....................... 369,094  458,192,735
#*  Samsung Engineering Co., Ltd.......................  67,263    2,319,960
#   Samsung Fine Chemicals Co., Ltd.................... 118,180    3,677,071
    Samsung Fire & Marine Insurance Co., Ltd........... 114,873   30,930,370
#   Samsung Heavy Industries Co., Ltd.................. 601,450    9,737,223
    Samsung Life Insurance Co., Ltd.................... 142,020   14,587,451
#   Samsung SDI Co., Ltd............................... 242,672   28,317,575
#   Samsung Securities Co., Ltd........................ 306,341   13,217,638
#   Samsung Techwin Co., Ltd........................... 135,708    2,829,261
#*  SAMT Co., Ltd......................................  98,047      165,411
#   Samwha Capacitor Co., Ltd..........................  11,760       42,159
#   Samyang Foods Co., Ltd.............................  20,187      397,537
    Samyang Genex Co., Ltd.............................   1,871      183,068
    Samyang Holdings Corp..............................  22,639    1,947,024
#   Samyang Tongsang Co., Ltd..........................   6,139      598,799
#*  Samyoung Chemical Co., Ltd......................... 158,910      218,634
#*  Sangbo Corp........................................  55,788      359,714
#*  Sapphire Technology Co., Ltd.......................  28,245      325,276
#   Satrec Initiative Co., Ltd.........................   9,732      161,397
    Savezone I&C Corp..................................  65,228      364,942
    SBS Contents Hub Co., Ltd..........................  35,226      397,230
#   SBS Media Holdings Co., Ltd........................ 264,240    1,079,841
#*  SBW................................................ 311,730      288,904
    Seah Besteel Corp..................................  98,016    2,850,792
    SeAH Holdings Corp.................................   3,746      501,332
    SeAH Steel Corp....................................  19,657    1,371,722
    Sebang Co., Ltd....................................  61,306    1,070,471
#*  Seegene, Inc.......................................  32,732      975,634
    Sejong Industrial Co., Ltd.........................  67,289      829,236
    Sempio Foods Co....................................  11,951      361,152
#*  Seobu T&D..........................................  60,550      935,570
#   Seohan Co., Ltd.................................... 228,446      460,971

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
SOUTH KOREA -- (Continued)
#*  Seohee Construction Co., Ltd.......................   982,726 $   697,662
#   Seoul Semiconductor Co., Ltd.......................   181,870   3,218,573
#*  Seowon Co., Ltd....................................    55,740      59,715
#   SEOWONINTECH Co., Ltd..............................    66,219     849,973
    Seoyeon Co., Ltd...................................   107,216   1,369,664
*   Seshin Co., Ltd....................................     2,000          --
#*  Sewon Cellontech Co., Ltd..........................   136,564     336,184
    Sewon Precision Industry Co., Ltd..................     2,555      60,761
#   SEWOONMEDICAL Co., Ltd.............................    98,123     543,135
#   SFA Engineering Corp...............................    36,376   1,527,823
#*  SG Corp............................................   798,263     482,205
#   SH Energy & Chemical Co., Ltd......................   428,820     683,359
    Shin Poong Pharmaceutical Co., Ltd.................   166,622     630,962
#   Shinhan Financial Group Co., Ltd...................   587,965  24,005,674
*   Shinhan Financial Group Co., Ltd. ADR..............   387,122  15,426,812
#*  Shinil Industrial Co., Ltd.........................   214,068     291,912
    Shinsegae Co., Ltd.................................    43,027   6,309,299
    Shinsegae Information & Communication Co., Ltd.....     4,167     401,905
#   Shinsegae International Co., Ltd...................    11,730     954,684
#*  Shinsung Solar Energy Co., Ltd.....................   294,793     342,997
*   Shinsung Tongsang Co., Ltd.........................   516,206     674,509
*   Shinwha Intertek Corp..............................    11,754      32,313
#*  Shinwon Corp.......................................   153,359     258,713
#   Shinyoung Securities Co., Ltd......................    11,600     594,830
#*  Signetics Corp.....................................   278,865     434,919
#*  SIGONG TECH Co., Ltd...............................    58,961     242,417
    Silicon Works Co., Ltd.............................    59,105   1,556,924
#   Silla Co., Ltd.....................................    38,481     754,615
#*  Simm Tech Co., Ltd.................................   129,173   1,240,645
#   SIMPAC, Inc........................................    78,380     403,468
    Sindoh Co., Ltd....................................     8,629     564,120
    SJM Co., Ltd.......................................    42,434     264,217
*   SK Broadband Co., Ltd..............................   908,477   3,516,052
#   SK C&C Co., Ltd....................................    43,567   9,286,217
#   SK Chemicals Co., Ltd..............................    82,415   4,583,181
#*  SK Communications Co., Ltd.........................    88,183     592,404
#   SK Gas, Ltd........................................    24,662   1,937,122
    SK Holdings Co., Ltd...............................   151,744  23,658,557
#   SK Hynix, Inc...................................... 1,223,154  52,834,792
#   SK Innovation Co., Ltd.............................   246,820  20,959,804
*   SK Networks Co., Ltd...............................   773,442   6,625,331
#*  SK Securities Co., Ltd............................. 1,803,091   1,538,789
    SK Telecom Co., Ltd................................     9,434   2,472,329
#   SK Telecom Co., Ltd. ADR...........................   170,500   4,901,875
    SKC Co., Ltd.......................................   128,808   3,537,265
#   SL Corp............................................    81,729   1,318,607
#*  SM Culture & Contents Co., Ltd.....................    37,934     119,064
#*  SM Entertainment Co................................    81,560   2,716,850
#*  Solborn, Inc.......................................    69,633     290,251
*   Solco Biomedical Co., Ltd..........................   276,795     144,492
#   Solid, Inc.........................................    76,880     547,607
    Songwon Industrial Co., Ltd........................   102,884     812,247
#*  Sonokong Co., Ltd..................................    37,918     120,527

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SOUTH KOREA -- (Continued)
#*  Soosan Heavy Industries Co., Ltd...................  11,350 $   15,738
#   Soulbrain Co., Ltd.................................  52,218  1,731,418
*   Ssangyong Cement Industrial Co., Ltd............... 148,902  2,037,101
*   Steel Flower Co., Ltd..............................  14,291     53,591
#*  STS Semiconductor & Telecommunications............. 214,128    811,779
#*  STX Corp...........................................   4,359     16,366
#*  STX Engine Co., Ltd................................ 113,410     68,250
#   Suheung Co., Ltd...................................  31,130  1,402,520
    Sun Kwang Co., Ltd.................................   8,392    148,601
    Sunchang Corp......................................  34,046    254,559
#   Sung Kwang Bend Co., Ltd........................... 125,377  1,511,407
#*  Sungchang Enterprise Holdings, Ltd.................  29,963    579,259
*   Sungshin Cement Co., Ltd........................... 122,061  1,507,612
#   Sungwoo Hitech Co., Ltd............................ 224,400  2,475,197
#   Sunjin Co., Ltd....................................  25,747    730,624
#*  Sunny Electronics Corp.............................  59,310    131,131
#*  Suprema, Inc.......................................  41,274  1,014,161
#*  Synopex, Inc....................................... 294,929    505,566
    Tae Kyung Industrial Co., Ltd......................  73,750    390,125
    Taekwang Industrial Co., Ltd.......................   2,206  2,270,056
#*  Taewoong Co., Ltd..................................  60,689    827,791
*   Taeyoung Engineering & Construction Co., Ltd....... 252,663  1,118,600
#*  Taihan Electric Wire Co., Ltd...................... 426,755    468,275
    Tailim Packaging Industrial Co., Ltd............... 203,490    424,953
    TCC Steel..........................................  45,752    113,712
#   TechWing, Inc......................................  27,316    252,412
#   TES Co., Ltd.......................................  20,552    304,770
#*  Theall Medi Bio....................................  49,170     64,205
#*  Theragen Etex Co., Ltd.............................  30,238    136,542
#*  TK Chemical Corp................................... 271,046    447,116
#*  TK Corp............................................  39,021    375,590
    Tokai Carbon Korea Co., Ltd........................   1,861     16,114
    Tong Yang Moolsan Co., Ltd.........................  20,210    144,764
#   Tongyang Life Insurance............................ 237,413  2,382,871
*   Top Engineering Co., Ltd...........................  31,343    125,117
#   Toptec Co., Ltd....................................  34,472    527,693
#*  Toray Chemical Korea, Inc.......................... 119,546  1,541,705
#   Tovis Co., Ltd.....................................  75,091  1,350,438
#*  Trais Co., Ltd.....................................  52,841    128,784
    TS Corp............................................  27,198    620,789
#*  UBCare Co., Ltd....................................  49,822    122,279
#   Ubiquoss, Inc......................................  67,761    598,898
#*  Ubivelox, Inc......................................  14,683    209,886
#   UI Display Co., Ltd................................  30,462    126,044
#   Uju Electronics Co., Ltd...........................  41,344    578,610
#   Unid Co., Ltd......................................  23,222  1,243,038
#*  Uniquest Corp......................................  21,430    180,584
#*  Unison Co., Ltd.................................... 106,124    238,682
#   Value Added Technologies Co., Ltd..................  35,739    869,428
#   Vieworks Co., Ltd..................................  31,931    952,415
#   Visang Education, Inc..............................  29,286    202,525
#*  Webzen, Inc........................................  55,893  1,570,248
#*  WeMade Entertainment Co., Ltd......................  14,969    641,516

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH KOREA -- (Continued)
#   Whanin Pharmaceutical Co., Ltd...................     42,680 $      758,676
#   WillBes & Co. (The)..............................    340,599        423,662
#   WiSoL Co., Ltd...................................     95,915        782,645
#*  Wonik Cube Corp..................................     46,904        128,940
#*  Wonik IPS Co., Ltd...............................    253,415      3,096,545
*   Wonik Materials Co., Ltd.........................      4,895        209,770
#   Woojeon & Handan Co., Ltd........................     90,395        202,878
#*  Woongjin Energy Co., Ltd.........................    261,630        376,095
*   Woongjin Holdings Co., Ltd.......................     21,357         40,549
*   Woongjin Thinkbig Co., Ltd.......................    113,582        780,945
#   Wooree ETI Co., Ltd..............................    151,114        270,609
*   Woori Bank.......................................  1,256,888     10,113,949
*   Woori Bank Sponsored ADR.........................      1,525         36,066
    Woori Investment & Securities Co., Ltd...........    860,511      8,665,127
#*  Woori Investment Bank Co., Ltd...................  2,206,024        818,699
#   WooSung Feed Co., Ltd............................     85,910        247,092
#   Y G-1 Co., Ltd...................................     69,710        579,498
    YESCO Co., Ltd...................................     12,670        389,634
#   YG Entertainment, Inc............................     44,488      1,922,476
    Yoosung Enterprise Co., Ltd......................    134,921        625,849
#   Youlchon Chemical Co., Ltd.......................     56,010        551,813
#   Young Heung Iron & Steel Co., Ltd................    189,290        305,040
    Young Poong Corp.................................      2,442      3,164,592
#   Young Poong Precision Corp.......................     82,543        739,207
    Youngone Corp....................................     81,769      4,193,111
#   Youngone Holdings Co., Ltd.......................     25,270      2,070,422
#*  Yuanta Securities Korea..........................    193,093        698,262
#   Yuhan Corp.......................................     30,599      4,775,618
    YuHwa Securities Co., Ltd........................      4,830         66,068
#*  Yungjin Pharmaceutical Co., Ltd..................    265,384        342,258
                                                                 --------------
TOTAL SOUTH KOREA....................................             2,336,713,813
                                                                 --------------
SPAIN -- (0.1%)
    Banco Santander SA...............................     82,820        563,297
#   Banco Santander SA Sponsored ADR.................  2,224,857     14,884,294
                                                                 --------------
TOTAL SPAIN..........................................                15,447,591
                                                                 --------------
TAIWAN -- (13.9%)
#   A-DATA Technology Co., Ltd.......................  1,166,465      2,007,237
    Ability Enterprise Co., Ltd......................  2,729,893      1,620,548
#   AcBel Polytech, Inc..............................  1,805,468      2,054,031
    Accton Technology Corp...........................  3,341,369      1,646,733
#   Ace Pillar Co., Ltd..............................    259,617        169,039
#*  Acer, Inc........................................ 15,424,595     10,007,234
#   ACES Electronic Co., Ltd.........................    511,000        672,234
    ACHEM Technology Corp............................  1,546,264        917,452
#*  Acme Electronics Corp............................    270,481        277,024
#   Acter Co., Ltd...................................    260,000        657,429
*   Action Electronics Co., Ltd......................    920,977        196,982
#   Actron Technology Corp...........................    396,200      1,411,555
#   Adlink Technology, Inc...........................    501,094      1,225,848
#   Advanced Ceramic X Corp..........................    246,000      1,189,985

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
#*  Advanced Connectek, Inc............................  1,321,000 $   510,034
    Advanced International Multitech Co., Ltd..........    610,000     476,146
#   Advanced Semiconductor Engineering, Inc............ 15,890,750  19,954,317
    Advanced Semiconductor Engineering, Inc. ADR.......    823,972   5,446,455
#*  Advanced Wireless Semiconductor Co.................    330,000     490,266
#   Advancetek Enterprise Co., Ltd.....................    836,896     624,426
#   Advantech Co., Ltd.................................    770,087   5,750,141
#*  AGV Products Corp..................................  3,449,407     868,592
#   AimCore Technology Co., Ltd........................    310,402     269,185
#   Airtac International Group.........................    424,490   3,685,593
#   Alcor Micro Corp...................................    463,000     391,229
#   ALI Corp...........................................  2,073,000   1,641,107
#   Allis Electric Co., Ltd............................    329,000      97,089
#   Alltek Technology Corp.............................    192,950     185,700
    Alltop Technology Co., Ltd.........................     85,000      89,433
#   Alpha Networks, Inc................................  2,147,000   1,189,000
#   Altek Corp.........................................  1,920,159   2,262,697
#   Ambassador Hotel (The).............................  1,606,000   1,431,650
    AMPOC Far-East Co., Ltd............................    540,567     497,141
    AmTRAN Technology Co., Ltd.........................  5,263,944   2,988,437
    Anpec Electronics Corp.............................    511,448     521,327
#   Apacer Technology, Inc.............................    706,918     725,840
    APCB, Inc..........................................    872,000     657,525
#   Apex Biotechnology Corp............................    674,625   1,136,646
#   Apex International Co., Ltd........................    448,808     635,949
#   Apex Medical Corp..................................    332,463     609,526
#   Apex Science & Engineering.........................    851,145     325,140
    Arcadyan Technology Corp...........................    889,753   1,201,790
#   Ardentec Corp......................................  2,329,557   1,978,452
*   Arima Communications Corp..........................  1,225,153     498,746
#   Asia Cement Corp...................................  7,784,655   9,385,329
#*  Asia Optical Co., Inc..............................  1,565,000   2,105,715
#   Asia Plastic Recycling Holding, Ltd................    823,277     964,918
#   Asia Polymer Corp..................................  2,125,200   1,567,766
    Asia Vital Components Co., Ltd.....................  1,959,864   1,488,630
#   ASROCK, Inc........................................    208,000     477,876
#*  Astro Corp.........................................     76,000      75,497
#   Asustek Computer, Inc..............................  3,011,861  31,478,800
#   Aten International Co., Ltd........................    539,715   1,421,495
#   AU Optronics Corp.................................. 35,361,497  19,225,671
#   AU Optronics Corp. Sponsored ADR...................  1,500,152   8,400,851
#   Audix Corp.........................................    498,375     694,058
#   AURAS Technology Co., Ltd..........................    115,822      73,385
#   Aurora Corp........................................    407,226     690,748
    AV Tech Corp.......................................    201,000     322,731
#   Avermedia Technologies.............................  1,223,037     423,298
#*  Avision, Inc.......................................  1,034,263     306,187
#   AVY Precision Technology, Inc......................    266,000     620,435
#   Awea Mechantronic Co., Ltd.........................    176,774     243,490
    Bank of Kaohsiung Co., Ltd.........................  2,328,513     665,320
    Basso Industry Corp................................    621,427     855,379
#   BenQ Materials Corp................................    981,000   1,005,361
    BES Engineering Corp...............................  9,349,050   2,237,302

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
#*  Bin Chuan Enterprise Co., Ltd......................    263,530 $   187,500
#   Bionet Corp........................................    260,000     317,595
#   Biostar Microtech International Corp...............  1,058,712     382,095
#   Bizlink Holding, Inc...............................    465,502   1,534,274
    Boardtek Electronics Corp..........................    839,000   1,160,805
    Bright Led Electronics Corp........................    784,180     362,925
#   C Sun Manufacturing, Ltd...........................    871,740     627,756
#   Cameo Communications, Inc..........................  1,245,116     288,780
#   Capital Securities Corp............................ 12,777,210   4,166,520
#   Career Technology MFG. Co., Ltd....................  1,875,000   1,979,682
#   Carnival Industrial Corp...........................  1,889,000     471,739
#   Carry Technology Co., Ltd..........................    342,000     153,367
#   Catcher Technology Co., Ltd........................  2,372,872  20,749,754
    Cathay Chemical Works..............................     35,000      18,943
#   Cathay Financial Holding Co., Ltd.................. 18,317,499  26,231,227
#   Cathay Real Estate Development Co., Ltd............  4,945,000   2,629,149
    Celxpert Energy Corp...............................    108,000      81,834
#*  Center Laboratories, Inc...........................    115,816     322,780
    Central Reinsurance Co., Ltd.......................    621,774     326,004
#   ChainQui Construction Development Co., Ltd.........    425,464     312,183
#   Chaintech Technology Corp..........................    205,470     194,107
    Champion Building Materials Co., Ltd...............  2,178,390     652,082
    Chang Hwa Commercial Bank, Ltd..................... 21,290,968  12,013,633
#   Chang Wah Electromaterials, Inc....................    284,800     661,865
#   Channel Well Technology Co., Ltd...................    960,000     612,975
#   Charoen Pokphand Enterprise........................  1,070,200     927,891
#   Chaun-Choung Technology Corp.......................    534,000   1,514,754
    CHC Resources Corp.................................    327,135     740,266
    Chen Full International Co., Ltd...................    603,000     666,186
#   Chenbro Micom Co., Ltd.............................    449,000     785,668
    Cheng Loong Corp...................................  5,894,160   2,390,609
#   Cheng Shin Rubber Industry Co., Ltd................  7,157,508  17,252,690
#   Cheng Uei Precision Industry Co., Ltd..............  3,023,630   5,333,682
#*  Chenming Mold Industry Corp........................    430,708     361,074
#   Chia Chang Co., Ltd................................    893,000     875,402
#   Chia Hsin Cement Corp..............................  2,422,747   1,066,469
    Chicony Electronics Co., Ltd.......................  2,346,774   6,439,629
#   Chien Kuo Construction Co., Ltd....................  1,808,706     654,417
*   Chien Shing Stainless Steel Co., Ltd...............    350,000      56,750
    Chilisin Electronics Corp..........................    537,481     719,992
#   Chime Ball Technology Co., Ltd.....................    174,000     457,958
#   Chimei Materials Technology Corp...................  1,122,200   1,133,271
#   Chin-Poon Industrial Co., Ltd......................  1,975,617   3,346,972
*   China Airlines, Ltd................................ 14,771,057   7,474,069
    China Chemical & Pharmaceutical Co., Ltd...........  1,812,000   1,170,616
    China Development Financial Holding Corp........... 58,748,157  19,292,208
#   China Ecotek Corp..................................    160,000     342,500
#*  China Electric Manufacturing Corp..................  1,525,220     515,039
#   China General Plastics Corp........................  2,287,446   1,086,778
    China Glaze Co., Ltd...............................    751,162     337,160
    China Life Insurance Co., Ltd...................... 12,306,464  10,315,125
#*  China Man-Made Fiber Corp..........................  7,151,662   2,587,732
    China Metal Products...............................  1,779,405   1,800,845

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
    China Motor Corp...................................  3,476,716 $ 2,983,477
#*  China Petrochemical Development Corp............... 15,887,325   5,937,843
#   China Steel Chemical Corp..........................    634,998   3,070,389
#   China Steel Corp................................... 29,962,440  25,383,900
#   China Steel Structure Co., Ltd.....................    633,000     551,019
#   China Synthetic Rubber Corp........................  2,901,818   2,956,004
*   China United Trust & Investment Corp...............     50,053          --
*   China Wire & Cable Co., Ltd........................    928,000     343,224
#*  Chinese Gamer International Corp...................    150,000     295,529
#   Chinese Maritime Transport, Ltd....................    709,460     756,257
#   Chipbond Technology Corp...........................  3,124,000   6,385,578
#   Chong Hong Construction Co., Ltd...................  1,043,228   2,136,288
#   Chroma ATE, Inc....................................  1,258,705   3,137,246
    Chun YU Works & Co., Ltd...........................  1,409,000     646,730
    Chun Yuan Steel....................................  2,384,177     869,945
    Chung Hsin Electric & Machinery Manufacturing
      Corp.............................................  2,558,500   1,637,024
*   Chung Hung Steel Corp..............................  5,412,926   1,240,463
#*  Chung Hwa Pulp Corp................................  3,066,530     852,697
#   Chunghwa Chemical Synthesis & Biotech Co., Ltd.....    272,000     281,896
*   Chunghwa Picture Tubes, Ltd........................ 15,894,759     802,944
    Chunghwa Telecom Co., Ltd..........................  3,299,000   9,969,663
#   Chunghwa Telecom Co., Ltd. ADR.....................    408,501  12,271,370
#   Chyang Sheng Dyeing & Finishing Co., Ltd...........    667,000     364,482
#   Cleanaway Co., Ltd.................................    365,000   1,784,889
#   Clevo Co...........................................  2,051,482   3,104,280
*   CMC Magnetics Corp................................. 17,280,210   2,427,833
#*  CoAsia Microelectronics Corp.......................    533,400     272,370
#   Collins Co., Ltd...................................    712,078     320,238
#   Compal Electronics, Inc............................ 22,487,560  16,398,222
#   Compeq Manufacturing Co., Ltd......................  7,127,000   4,063,054
#*  Concord Securities Corp............................  2,543,000     651,295
    Continental Holdings Corp..........................  3,076,250   1,110,436
#   Coretronic Corp....................................  3,844,250   5,424,719
*   Cosmo Electronics Corp.............................    212,245     227,173
#   Coxon Precise Industrial Co., Ltd..................    753,000   1,574,164
    Creative Sensor, Inc...............................    389,000     300,050
#*  Crystalwise Technology, Inc........................    775,585     597,775
#   CSBC Corp. Taiwan..................................  2,898,150   1,519,269
    CTBC Financial Holding Co., Ltd.................... 43,779,169  27,771,521
    CTCI Corp..........................................  2,467,896   3,899,731
#   Cub Elecparts, Inc.................................    152,909   1,566,890
    CviLux Corp........................................    428,672     709,302
#   Cyberlink Corp.....................................    475,504   1,379,276
#   CyberPower Systems, Inc............................    219,000     436,885
#   CyberTAN Technology, Inc...........................  1,456,873   1,103,214
#   D-Link Corp........................................  4,571,722   2,562,372
#   DA CIN Construction Co., Ltd.......................    972,809     615,682
#*  Da-Li Construction Co., Ltd........................    458,439     533,858
    Dafeng TV, Ltd.....................................    252,320     422,436
#*  Danen Technology Corp..............................  2,506,000     828,019
#   Darfon Electronics Corp............................  1,653,700     929,122
#*  Darwin Precisions Corp.............................  2,358,304   1,109,134
#   Davicom Semiconductor, Inc.........................    170,392     191,948

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
#*  De Licacy Industrial Co., Ltd......................    139,000 $    62,738
#*  Delpha Construction Co., Ltd.......................  1,371,754     690,892
    Delta Electronics, Inc.............................  3,328,163  20,328,098
#   Depo Auto Parts Ind Co., Ltd.......................    672,634   2,569,965
#   DFI, Inc...........................................    353,571     406,325
    Dimerco Express Corp...............................    454,000     339,658
#   Dynacolor, Inc.....................................    249,000     551,799
#*  Dynamic Electronics Co., Ltd.......................  1,717,583     781,596
#   Dynapack International Technology Corp.............    696,000   1,584,508
#*  E Ink Holdings, Inc................................  6,164,000   2,767,787
#   E-Lead Electronic Co., Ltd.........................    419,846     983,296
    E-Life Mall Corp...................................    335,000     644,651
#*  E-Ton Solar Tech Co., Ltd..........................  2,310,168   1,150,759
    E.Sun Financial Holding Co., Ltd................... 26,449,590  16,271,017
    Eastern Media International Corp...................  2,597,270     865,845
#   Eclat Textile Co., Ltd.............................    772,534   7,997,527
#   Edimax Technology Co., Ltd.........................  1,227,423     489,602
#   Edison Opto Corp...................................    829,000     654,820
#   Edom Technology Co., Ltd...........................    431,660     370,137
#   eGalax_eMPIA Technology, Inc.......................    432,165     871,681
#   Elan Microelectronics Corp.........................  1,758,323   2,749,639
#   Elite Advanced Laser Corp..........................    456,000   1,463,287
    Elite Material Co., Ltd............................  1,832,839   2,469,303
#   Elite Semiconductor Memory Technology, Inc.........  1,364,390   2,110,895
#   Elitegroup Computer Systems Co., Ltd...............  2,277,028   1,964,374
#   eMemory Technology, Inc............................    344,000   3,567,159
*   Emerging Display Technologies Corp.................     50,000      13,309
#   ENG Electric Co., Ltd..............................    792,247     486,629
    EnTie Commercial Bank Co., Ltd.....................  2,149,166   1,005,156
*   Entire Technology Co., Ltd.........................     30,000      21,177
*   Episil Holdings, Inc...............................    939,500     453,119
#   Epistar Corp.......................................  5,246,261   9,294,180
#   Eternal Materials Co., Ltd.........................  3,689,677   3,624,834
#*  Etron Technology, Inc..............................  2,366,000   1,437,205
*   Eva Airways Corp...................................  9,868,631   7,611,659
#   Everest Textile Co., Ltd...........................  1,477,064     705,897
    Evergreen International Storage & Transport Corp...  3,574,000   2,077,702
*   Evergreen Marine Corp. Taiwan, Ltd.................  9,340,472   6,655,063
#   Everlight Chemical Industrial Corp.................  2,189,244   1,817,079
#   Everlight Electronics Co., Ltd.....................  2,262,570   5,427,319
#   Everspring Industry Co., Ltd.......................    440,000     506,549
#   Excelsior Medical Co., Ltd.........................    550,049     883,926
    Far Eastern Department Stores, Ltd.................  4,410,000   3,762,561
#   Far Eastern International Bank..................... 12,508,033   4,184,694
    Far Eastern New Century Corp....................... 11,396,770  11,470,458
    Far EasTone Telecommunications Co., Ltd............  5,777,000  14,113,846
#   Faraday Technology Corp............................  1,454,822   1,767,029
#*  Farglory F T Z Investment Holding Co., Ltd.........    592,000     383,851
    Farglory Land Development Co., Ltd.................  1,915,105   2,236,709
    Federal Corp.......................................  2,817,925   1,666,032
#   Feedback Technology Corp...........................    215,000     352,218
    Feng Hsin Iron & Steel Co..........................  2,179,131   2,665,289
    Feng TAY Enterprise Co., Ltd.......................  1,401,329   5,241,590

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
#   Fine Blanking & Tool Co., Ltd......................     35,000 $    50,104
#   Firich Enterprises Co., Ltd........................     76,196     263,865
    First Copper Technology Co., Ltd...................  1,044,000     322,723
    First Financial Holding Co., Ltd................... 32,514,056  18,941,314
    First Hotel........................................    873,730     557,651
    First Insurance Co, Ltd. (The).....................  1,563,640     777,874
#*  First Steamship Co., Ltd...........................  2,305,838   1,272,842
#   FLEXium Interconnect, Inc..........................  1,281,127   3,041,707
#   Flytech Technology Co., Ltd........................    524,200   1,866,273
#   FocalTech Systems Co., Ltd.........................    601,000     688,391
#   Formosa Advanced Technologies Co., Ltd.............  1,128,000     770,131
#   Formosa Chemicals & Fibre Corp.....................  8,061,198  17,249,786
#   Formosa International Hotels Corp..................    181,998   1,838,366
#*  Formosa Laboratories, Inc..........................    133,178     289,658
#   Formosa Oilseed Processing Co., Ltd................    421,891     266,708
#   Formosa Optical Technology Co., Ltd................    199,000     537,328
#   Formosa Petrochemical Corp.........................  1,883,000   4,011,507
    Formosa Plastics Corp..............................  8,406,770  20,287,514
    Formosa Taffeta Co., Ltd...........................  3,607,460   3,642,758
#   Formosan Rubber Group, Inc.........................  3,024,000   3,085,843
#   Formosan Union Chemical............................  1,444,401     557,557
    Fortune Electric Co., Ltd..........................    678,304     331,174
    Founding Construction & Development Co., Ltd.......  1,122,067     721,842
    Foxconn Technology Co., Ltd........................  3,860,937  10,454,050
#   Foxlink Image Technology Co., Ltd..................    711,000     436,426
#*  Froch Enterprise Co., Ltd..........................  1,142,000     497,934
    FSP Technology, Inc................................  1,133,414     912,466
    Fubon Financial Holding Co., Ltd................... 16,386,387  25,965,679
#   Fullerton Technology Co., Ltd......................    601,670     492,489
#   Fulltech Fiber Glass Corp..........................  2,012,540     757,753
#   Fwusow Industry Co., Ltd...........................    850,334     399,472
#   G Shank Enterprise Co., Ltd........................    854,510     704,081
#*  G Tech Optoelectronics Corp........................  1,349,000   1,228,771
#   Gallant Precision Machining Co., Ltd...............    993,000     375,756
#   Gamania Digital Entertainment Co., Ltd.............    555,000     673,470
#*  GEM Terminal Industrial Co., Ltd...................    313,938     126,158
#   Gemtek Technology Corp.............................  2,239,574   1,632,402
#   General Plastic Industrial Co., Ltd................    220,684     240,069
#*  Genesis Photonics, Inc.............................  2,017,418   1,001,113
#*  Genius Electronic Optical Co., Ltd.................    450,810   1,562,390
#*  Genmont Biotech, Inc...............................    317,314     333,911
#   GeoVision, Inc.....................................    316,476   1,170,379
#   Getac Technology Corp..............................  2,610,281   1,584,887
#   Giant Manufacturing Co., Ltd.......................    855,363   7,465,607
#*  Giantplus Technology Co., Ltd......................  1,410,000     536,818
#   Giga Solution Tech Co., Ltd........................    646,044     422,716
#   Gigabyte Technology Co., Ltd.......................  3,671,750   4,513,312
#   Gigasolar Materials Corp...........................    117,820   1,793,018
#*  Gigastorage Corp...................................  1,812,728   1,463,601
#   Ginko International Co., Ltd.......................    132,000   1,295,514
#*  Gintech Energy Corp................................  2,833,784   1,912,716
*   Global Brands Manufacture, Ltd.....................  1,995,973     678,632
#   Global Lighting Technologies, Inc..................    490,000     703,680

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
    Global Mixed Mode Technology, Inc..................    444,000 $  1,287,242
#   Global Unichip Corp................................    443,000    1,229,861
*   Globalwafers Co., Ltd..............................    159,837      466,626
#   Globe Union Industrial Corp........................  1,283,820      627,412
#   Gloria Material Technology Corp....................  3,261,851    2,300,499
#   Glory Science Co., Ltd.............................    301,866      442,623
*   Glotech Industrial Corp............................     62,000       15,031
#*  Gold Circuit Electronics, Ltd......................  2,736,747    1,906,868
#*  Goldsun Development & Construction Co., Ltd........  8,394,672    2,864,512
    Good Will Instrument Co., Ltd......................    203,486      140,246
#   Gourmet Master Co., Ltd............................    248,000    1,348,718
#   Grand Pacific Petrochemical........................  6,180,000    3,379,493
#   Grape King Bio, Ltd................................    609,000    2,500,843
    Great China Metal Industry.........................    886,000      866,294
#   Great Taipei Gas Co., Ltd..........................  1,435,000    1,052,733
    Great Wall Enterprise Co., Ltd.....................  3,071,797    2,712,204
#*  Green Energy Technology, Inc.......................  1,972,640    1,143,337
#*  GTM Holdings Corp..................................    904,000      566,460
#   Gudeng Precision Industrial Co., Ltd...............    136,300      229,344
*   Hannstar Board Corp................................  1,819,875      920,960
#   HannStar Display Corp.............................. 19,855,323    4,888,121
*   HannsTouch Solution, Inc...........................  5,878,262    1,396,861
#   Harvatek Corp......................................  1,052,316      600,003
    Hey Song Corp......................................  1,717,500    2,069,879
#   Hi-Clearance, Inc..................................    124,000      368,076
#   Highwealth Construction Corp.......................  2,269,023    4,599,177
#   Hiroca Holdings, Ltd...............................    314,221      918,614
#*  HiTi Digital, Inc..................................    773,975      398,009
#   Hitron Technology, Inc.............................  1,654,300      841,292
#   Hiwin Technologies Corp............................    750,245    6,172,366
*   Hiyes International Co., Ltd.......................      2,260        2,793
#*  Ho Tung Chemical Corp..............................  5,385,172    1,832,048
    Hocheng Corp.......................................  1,868,300      602,697
*   Hold-Key Electric Wire & Cable Co., Ltd............    266,901       79,214
#   Holiday Entertainment Co., Ltd.....................    323,400      398,721
#   Holtek Semiconductor, Inc..........................    985,000    1,790,679
    Holy Stone Enterprise Co., Ltd.....................  1,330,822    1,791,286
    Hon Hai Precision Industry Co., Ltd................ 44,256,377  121,439,097
#   Hong Ho Precision Textile Co., Ltd.................    207,000      185,355
#   Hong TAI Electric Industrial.......................  1,327,000      444,787
#   Hong YI Fiber Industry Co..........................     55,680       23,509
    Horizon Securities Co., Ltd........................  3,131,000      898,574
#   Hota Industrial Manufacturing Co., Ltd.............    908,449    1,625,709
    Hotai Motor Co., Ltd...............................    697,000   10,015,109
#*  Howarm United Industries Co., Ltd..................    207,310      476,016
#   Hsin Kuang Steel Co., Ltd..........................  1,504,783      842,024
#   Hsin Yung Chien Co., Ltd...........................    199,100      678,577
#   Hsing TA Cement Co.................................    361,000      156,361
#*  HTC Corp...........................................  2,905,619   14,404,940
#   Hu Lane Associate, Inc.............................    460,688    1,678,666
#   HUA ENG Wire & Cable...............................  2,557,000      808,140
    Hua Nan Financial Holdings Co., Ltd................ 23,768,728   13,212,852
#   Huaku Development Co., Ltd.........................  1,583,400    2,897,019

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
#   Huang Hsiang Construction Corp.....................    645,735 $   927,930
#   Hung Ching Development & Construction Co., Ltd.....    767,000     495,806
    Hung Poo Real Estate Development Corp..............  1,763,554   1,315,179
#   Hung Sheng Construction, Ltd.......................  3,396,900   2,086,702
#   Huxen Corp.........................................    239,072     332,706
#   Hwa Fong Rubber Co., Ltd...........................  1,790,561   1,206,945
#   Hwacom Systems, Inc................................    221,000     116,514
#   I-Chiun Precision Industry Co., Ltd................  1,142,211     685,770
#   I-Sheng Electric Wire & Cable Co., Ltd.............    621,000     849,175
#   Ibase Technology, Inc..............................    513,961     865,467
#   Ichia Technologies, Inc............................  1,950,255   2,061,970
    Ideal Bike Corp....................................     19,553       9,500
#   IEI Integration Corp...............................    594,693     933,205
#   ILI Technology Corp................................    384,081     870,775
#   Infortrend Technology, Inc.........................  1,469,866     832,280
#   Innolux Corp....................................... 49,068,151  23,639,227
#*  Inotera Memories, Inc..............................  8,868,528  12,680,036
#   Inpaq Technology Co., Ltd..........................    217,000     263,266
#   Insyde Software Corp...............................    118,000     178,591
#   International Games System Co., Ltd................     50,000     233,505
#   Inventec Corp...................................... 11,539,276   8,522,913
    ITE Technology, Inc................................    787,646     933,583
#   ITEQ Corp..........................................  1,410,611   1,163,719
#*  J Touch Corp.......................................    841,000     510,758
*   Janfusun Fancyworld Corp...........................  1,103,468     168,760
*   Jenn Feng New Energy Co., Ltd......................     79,747      24,125
#   Jentech Precision Industrial Co., Ltd..............    344,156     820,315
#   Jess-Link Products Co., Ltd........................    966,600   1,022,373
    Jih Sun Financial Holdings Co., Ltd................  5,030,772   1,326,002
#   Johnson Health Tech Co., Ltd.......................    390,296     979,148
    K Laser Technology, Inc............................    883,459     458,849
    Kang Na Hsiung Enterprise Co., Ltd.................    719,150     310,321
*   Kao Hsing Chang Iron & Steel.......................    354,250     125,104
#   Kaori Heat Treatment Co., Ltd......................    335,110     635,326
#   Kaulin Manufacturing Co., Ltd......................    834,684     608,857
#   KD Holding Corp....................................     97,000     503,899
    KEE TAI Properties Co., Ltd........................  2,477,101   1,530,952
#   Kenda Rubber Industrial Co., Ltd...................  2,454,922   4,967,180
#   Kenmec Mechanical Engineering Co., Ltd.............  1,282,000     609,885
    Kerry TJ Logistics Co., Ltd........................  1,286,000   1,623,440
#   Kindom Construction Corp...........................  2,708,000   2,407,766
#   King Core Electronics, Inc.........................     77,835      56,421
#   King Slide Works Co., Ltd..........................    218,450   3,148,092
    King Yuan Electronics Co., Ltd.....................  8,467,032   7,073,398
#   King's Town Bank Co., Ltd..........................  4,454,653   4,701,325
#*  King's Town Construction Co., Ltd..................    972,579     819,651
#   Kinik Co...........................................    627,000   1,252,184
#   Kinko Optical Co., Ltd.............................    938,772     706,930
#*  Kinpo Electronics..................................  7,985,892   3,731,046
#   Kinsus Interconnect Technology Corp................  1,291,476   4,138,919
#   KMC Kuei Meng International, Inc...................    169,000     693,249
#   KS Terminals, Inc..................................    578,290     730,378
#   Kung Long Batteries Industrial Co., Ltd............    321,000     944,448

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
    Kung Sing Engineering Corp.........................  1,961,000 $   746,006
#   Kuo Toong International Co., Ltd...................    857,000   1,363,976
    Kuoyang Construction Co., Ltd......................  2,677,586   1,154,949
#   Kwong Fong Industries Corp.........................  1,298,000     736,291
#   KYE Systems Corp...................................  1,812,558     680,948
#   L&K Engineering Co., Ltd...........................    686,000     533,342
#   LAN FA Textile.....................................  1,020,412     313,904
    Largan Precision Co., Ltd..........................    220,234  18,314,119
    Laser Tek Taiwan Co., Ltd..........................     22,144      21,479
#   LCY Chemical Corp..................................  2,738,495   1,435,431
#   Leader Electronics, Inc............................    843,886     312,332
#   Leadtrend Technology Corp..........................    166,926     211,706
*   Lealea Enterprise Co., Ltd.........................  4,526,965   1,348,564
#   Ledtech Electronics Corp...........................    573,095     290,165
    LEE CHI Enterprises Co., Ltd.......................  1,177,000     558,953
#   Lelon Electronics Corp.............................    576,900     712,216
#*  Leofoo Development Co..............................  1,510,614     551,397
#*  LES Enphants Co., Ltd..............................  1,010,479     543,584
#   Lextar Electronics Corp............................  2,624,000   2,491,443
#*  Li Peng Enterprise Co., Ltd........................  3,878,677   1,420,712
#   Lian HWA Food Corp.................................    438,802     421,479
    Lien Hwa Industrial Corp...........................  3,640,809   2,386,372
#   Lingsen Precision Industries, Ltd..................  2,431,490   1,195,368
#   Lite-On Semiconductor Corp.........................  1,395,887     990,797
    Lite-On Technology Corp............................  8,301,453  10,231,712
#   Long Bon International Co., Ltd....................  2,248,875   1,652,757
#   Long Chen Paper Co., Ltd...........................  3,469,320   1,512,979
#   Longwell Co........................................    860,000     944,729
#   Lotes Co., Ltd.....................................    372,920   1,627,875
    Lucky Cement Corp..................................  1,470,000     471,526
#   Lumax International Corp., Ltd.....................    515,140   1,050,000
    Lung Yen Life Service Corp.........................    440,000   1,175,167
#   Macroblock, Inc....................................    182,000     391,846
#*  Macronix International............................. 25,618,994   5,548,687
#*  MacroWell OMG Digital Entertainment Co., Ltd.......    130,000     331,557
#   Mag Layers Scientific-Technics Co., Ltd............    298,233     354,982
#   Makalot Industrial Co., Ltd........................    987,149   5,524,233
#   Marketech International Corp.......................    770,000     601,712
    Masterlink Securities Corp.........................  7,285,232   2,372,698
#   Mayer Steel Pipe Corp..............................    876,905     402,763
#   Maywufa Co., Ltd...................................    178,462      83,783
#   MediaTek, Inc......................................  2,003,823  30,468,607
#*  Medigen Biotechnology Corp.........................     42,253     216,705
    Mega Financial Holding Co., Ltd.................... 29,350,480  22,395,682
#   Meiloon Industrial Co..............................    497,721     213,600
    Mercuries & Associates Holding, Ltd................  2,189,125   1,425,259
#*  Mercuries Life Insurance Co., Ltd..................  1,085,933     592,739
    Merida Industry Co., Ltd...........................    778,588   5,378,013
#   Merry Electronics Co., Ltd.........................  1,027,594   3,400,451
    Micro-Star International Co., Ltd..................  4,720,465   5,258,471
#*  Microbio Co., Ltd..................................  1,660,358   1,420,366
#*  Microelectronics Technology, Inc...................  1,389,448     614,442
#   Microlife Corp.....................................    238,100     540,904

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
#   MIN AIK Technology Co., Ltd........................    624,562 $ 2,917,221
#   Mirle Automation Corp..............................    921,923     839,897
#   Mitac Holdings Corp................................  2,995,568   2,274,563
#   Mobiletron Electronics Co., Ltd....................    326,000     679,277
#*  Mosel Vitelic, Inc.................................  2,329,758     519,793
#   Motech Industries, Inc.............................  2,377,000   3,180,110
#   MPI Corp...........................................    423,000   1,441,749
#   Nak Sealing Technologies Corp......................    318,549   1,001,546
#   Namchow Chemical Industrial Co., Ltd...............    912,000   1,656,483
    Nan Kang Rubber Tire Co., Ltd......................  2,462,197   2,582,804
    Nan Ren Lake Leisure Amusement Co., Ltd............  1,148,000     468,066
#   Nan Ya Plastics Corp............................... 11,697,584  23,503,212
#*  Nan Ya Printed Circuit Board Corp..................  1,691,211   2,376,176
#   Nantex Industry Co., Ltd...........................  1,432,442     743,757
#   National Petroleum Co., Ltd........................    736,000     842,352
#   Neo Solar Power Corp...............................  4,863,646   4,189,303
#   Netronix, Inc......................................    523,000     753,977
    New Asia Construction & Development Corp...........    873,423     238,002
#   New Era Electronics Co., Ltd.......................    430,000     471,724
#   Newmax Technology Co., Ltd.........................    575,916     701,584
#   Nexcom International Co., Ltd......................    268,267     450,053
#   Nichidenbo Corp....................................    716,665     578,479
#   Nien Hsing Textile Co., Ltd........................  1,697,093   1,390,746
    Nishoku Technology, Inc............................    121,000     178,183
#   Novatek Microelectronics Corp......................  1,995,000  10,973,516
#   Nuvoton Technology Corp............................    378,000     339,046
#*  O-TA Precision Industry Co., Ltd...................    103,000      54,818
#*  Ocean Plastics Co., Ltd............................  1,000,000   1,079,960
#   Oneness Biotech Co., Ltd...........................    121,400     205,180
*   Optimax Technology Corp............................    204,366      91,338
    OptoTech Corp......................................  3,442,713   1,449,551
#*  Orient Semiconductor Electronics, Ltd..............  3,083,000   1,350,275
#   Oriental Union Chemical Corp.......................  3,437,819   3,134,312
#*  P-Two Industries, Inc..............................     82,000      35,154
#   Pacific Construction Co............................    704,276     290,758
#   Pacific Hospital Supply Co., Ltd...................    382,000     828,982
#*  Pan Jit International, Inc.........................  2,202,860     984,754
    Pan-International Industrial Corp..................  2,513,854   1,480,451
#   Parade Technologies, Ltd...........................    275,805   2,745,444
#   Paragon Technologies Co., Ltd......................    464,626     736,097
#   PChome Online, Inc.................................    399,109   4,465,811
#   Pegatron Corp......................................  8,792,293  23,379,408
#   Phihong Technology Co., Ltd........................  1,620,048     888,876
#   Phison Electronics Corp............................    671,000   4,756,801
#   Phoenix Tours International, Inc...................    241,000     313,775
#*  Phytohealth Corp...................................    154,878     167,976
#*  Pihsiang Machinery Manufacturing Co., Ltd..........    429,000     923,623
#   Pixart Imaging, Inc................................    769,000   2,152,687
*   Plotech Co., Ltd...................................    216,000      92,942
#   Polytronics Technology Corp........................    275,408     587,524
#   Portwell, Inc......................................    557,000   1,019,768
#   Posiflex Technology, Inc...........................    245,337   1,131,552
    Pou Chen Corp...................................... 10,343,005  14,164,720

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
#   Power Mate Technology Co., Ltd.....................    118,000 $   278,204
#*  Power Quotient International Co., Ltd..............  1,078,400     533,835
*   Powercom Co., Ltd..................................    387,080      56,890
#*  Powertech Industrial Co., Ltd......................    410,000     276,686
    Powertech Technology, Inc..........................  4,064,580   6,724,287
    Poya International Co., Ltd........................    294,996   2,466,013
    President Chain Store Corp.........................  1,720,728  13,227,740
#   President Securities Corp..........................  4,836,213   2,467,695
#   Prime Electronics Satellitics, Inc.................    834,511     361,397
#   Prince Housing & Development Corp..................  6,232,140   2,379,767
#*  Princeton Technology Corp..........................  1,098,000     406,604
*   Prodisc Technology, Inc............................    603,000          --
#   Promate Electronic Co., Ltd........................    873,000   1,002,294
#   Promise Technology, Inc............................    975,538   1,133,461
*   Protop Technology Co., Ltd.........................    148,000          --
*   Qisda Corp......................................... 11,012,525   4,954,117
#   Qualipoly Chemical Corp............................    429,000     331,989
#   Quanta Computer, Inc...............................  6,228,436  15,178,641
#   Quanta Storage, Inc................................  1,294,000   1,452,353
*   Quintain Steel Co., Ltd............................  2,100,059     405,182
#   Radiant Opto-Electronics Corp......................  2,131,692   6,743,622
#   Radium Life Tech Co., Ltd..........................  4,331,570   2,241,422
#   Ralec Electronic Corp..............................    207,914     381,068
#   Realtek Semiconductor Corp.........................  2,083,861   6,318,273
#   Rechi Precision Co., Ltd...........................  1,615,292   1,618,426
#   Rexon Industrial Corp., Ltd........................     51,559      17,901
#   Rich Development Co., Ltd..........................  4,119,769   1,742,724
#   Richtek Technology Corp............................    813,175   4,121,208
#*  Ritek Corp......................................... 18,111,268   2,128,370
#   Rotam Global Agrosciences, Ltd.....................    403,217     651,083
#   Roundtop Machinery Industries Co., Ltd.............     50,000      37,204
#   Ruentex Development Co., Ltd.......................  2,228,889   3,346,095
#   Ruentex Engineering & Construction Co..............    243,000     488,616
#   Ruentex Industries, Ltd............................  2,339,779   5,072,256
#   Run Long Construction Co., Ltd.....................    419,000     385,434
#   Sampo Corp.........................................  3,502,119   1,414,945
#   San Fang Chemical Industry Co., Ltd................    773,198     827,175
#   San Shing Fastech Corp.............................    408,475     979,107
#*  Sanyang Motor Co., Ltd.............................  3,578,802   3,123,621
#   SCI Pharmtech, Inc.................................    225,312     442,825
#   Scientech Corp.....................................    284,000     565,941
#   ScinoPharm Taiwan, Ltd.............................    642,470   1,076,907
#   SDI Corp...........................................    674,000     878,271
#   Sea Sonic Electronics Co., Ltd.....................    189,000     293,883
#   Senao International Co., Ltd.......................    458,547     742,801
#   Sercomm Corp.......................................  1,260,000   2,685,667
#   Sesoda Corp........................................    840,452   1,036,426
    Shan-Loong Transportation Co., Ltd.................    150,247     115,376
    Sheng Yu Steel Co., Ltd............................    699,000     447,502
    ShenMao Technology, Inc............................    523,450     547,456
#   Shih Her Technologies, Inc.........................    311,000     566,118
    Shih Wei Navigation Co., Ltd.......................  1,299,887     747,454
#   Shihlin Electric & Engineering Corp................  1,533,787   1,928,716

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
*   Shihlin Paper Corp.................................    456,000 $   535,900
    Shin Hai Gas Corp..................................      7,658      10,227
#   Shin Kong Financial Holding Co., Ltd............... 37,782,716  10,532,661
    Shin Shin Natural Gas Co...........................      9,480       9,943
#   Shin Zu Shing Co., Ltd.............................    917,245   2,042,996
#*  Shining Building Business Co., Ltd.................  2,056,324   1,182,668
    Shinkong Insurance Co., Ltd........................  1,520,784   1,199,189
#   Shinkong Synthetic Fibers Corp.....................  9,667,844   3,310,068
#   Shinkong Textile Co., Ltd..........................    867,169   1,092,553
    Shiny Chemical Industrial Co., Ltd.................    324,717     453,196
#   Shuttle, Inc.......................................  1,887,000     521,740
    Sigurd Microelectronics Corp.......................  2,210,877   2,105,083
#*  Silicon Integrated Systems Corp....................  3,257,233     912,905
#   Silicon Power Computer & Communications, Inc.......    303,000     299,628
#   Siliconware Precision Industries Co., Ltd..........  8,465,492  14,274,773
#   Siliconware Precision Industries Co., Ltd.
      Sponsored ADR....................................    456,091   3,904,139
#   Silitech Technology Corp...........................    932,117     657,114
#   Simplo Technology Co., Ltd.........................  1,338,800   6,569,623
#   Sinbon Electronics Co., Ltd........................  1,229,000   1,746,562
    Sincere Navigation Corp............................  2,090,370   1,712,704
#   Singatron Enterprise Co., Ltd......................    373,000     169,621
    Sinkang Industries Co., Ltd........................    177,866      61,890
#   Sinmag Equipment Corp..............................    229,442   1,309,931
#   Sino-American Silicon Products, Inc................  3,418,000   5,357,674
#   Sinon Corp.........................................  2,298,740   1,235,533
    SinoPac Financial Holdings Co., Ltd................ 33,680,475  13,706,883
#   Sinphar Pharmaceutical Co., Ltd....................    681,526     881,320
#   Sinyi Realty, Inc..................................  1,382,460   1,532,125
#   Sirtec International Co., Ltd......................    691,000   1,454,352
    Sitronix Technology Corp...........................    660,774   2,163,430
    Siward Crystal Technology Co., Ltd.................    994,705     704,235
#   Soft-World International Corp......................    580,000   1,837,627
#   Solar Applied Materials Technology Co..............  2,112,084   1,756,317
#*  Solartech Energy Corp..............................  2,196,062   1,308,729
    Solomon Technology Corp............................    238,537     142,743
#*  Solytech Enterprise Corp...........................  1,152,676     326,150
    Sonix Technology Co., Ltd..........................    758,000   1,091,909
    Southeast Cement Co., Ltd..........................  1,110,000     578,212
#   Spirox Corp........................................    225,145     138,061
#   Sporton International, Inc.........................    359,764   1,887,762
#   St Shine Optical Co., Ltd..........................    282,000   4,434,546
#   Standard Chemical & Pharmaceutical Co., Ltd........    485,040     570,509
#   Standard Foods Corp................................    839,310   1,804,111
#   Stark Technology, Inc..............................    709,400     666,023
#   Sunonwealth Electric Machine Industry Co., Ltd.....    797,001     514,159
#*  Sunplus Technology Co., Ltd........................  2,039,153     817,428
#   Sunrex Technology Corp.............................  1,398,351     888,440
#   Sunspring Metal Corp...............................    676,000   1,292,933
#*  Super Dragon Technology Co., Ltd...................    262,330     155,343
#   Supreme Electronics Co., Ltd.......................  1,769,502     899,409
#   Swancor Ind Co., Ltd...............................    218,061   1,024,605
    Sweeten Construction Co., Ltd......................    834,784     486,351
#   Syncmold Enterprise Corp...........................    673,000   1,429,211

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
#   Synmosa Biopharma Corp.............................     71,495 $     90,841
#   Synnex Technology International Corp...............  5,661,745    8,138,392
#   Sysage Technology Co., Ltd.........................    446,985      502,225
#   Systex Corp........................................     87,293      158,885
#   T-Mac Techvest PCB Co., Ltd........................    568,000      309,498
    TA Chen Stainless Pipe.............................  4,309,805    2,870,118
#*  Ta Chong Bank, Ltd................................. 12,583,549    4,215,499
#   Ta Chong Securities Co., Ltd.......................  1,111,000      412,649
#   Ta Ya Electric Wire & Cable........................  3,031,520      621,379
#   Ta Yih Industrial Co., Ltd.........................     87,000      187,074
#   TA-I Technology Co., Ltd...........................  1,097,296      604,366
    Tah Hsin Industrial Corp...........................    456,300      413,663
    TAI Roun Products Co., Ltd.........................    263,000       87,000
#   Tai Tung Communication Co., Ltd....................    341,056      468,713
#   Taichung Commercial Bank Co., Ltd.................. 12,989,538    4,286,708
#   TaiDoc Technology Corp.............................    208,000      785,985
#   Taiflex Scientific Co., Ltd........................    960,000    1,367,712
#   Taimide Tech, Inc..................................    402,000      568,424
#   Tainan Enterprises Co., Ltd........................    765,289      668,317
#   Tainan Spinning Co., Ltd...........................  6,692,061    3,618,785
    Taishin Financial Holding Co., Ltd................. 39,195,248   16,070,555
#*  Taisun Enterprise Co., Ltd.........................  1,870,578      704,206
#*  Taita Chemical Co., Ltd............................  1,184,609      354,841
#   Taiwan Acceptance Corp.............................    680,000    1,622,740
*   Taiwan Business Bank............................... 18,514,457    5,374,196
    Taiwan Cement Corp................................. 15,119,350   20,412,834
#   Taiwan Chinsan Electronic Industrial Co., Ltd......    447,000      675,912
#   Taiwan Cogeneration Corp...........................  2,194,657    1,718,967
    Taiwan Cooperative Financial Holding Co., Ltd...... 25,182,250   12,987,576
#   Taiwan FamilyMart Co., Ltd.........................    161,000      979,907
#   Taiwan Fertilizer Co., Ltd.........................  3,492,000    6,083,896
    Taiwan Fire & Marine Insurance Co., Ltd............  1,002,880      715,649
*   Taiwan Flourescent Lamp Co., Ltd...................    119,000           --
    Taiwan FU Hsing Industrial Co., Ltd................    761,000      844,011
#   Taiwan Glass Industry Corp.........................  4,131,895    3,002,951
#   Taiwan Hon Chuan Enterprise Co., Ltd...............  1,412,359    2,569,445
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd......  1,063,000      679,844
*   Taiwan Kolin Co., Ltd..............................    508,000           --
#   Taiwan Land Development Corp.......................  4,917,766    1,781,321
#*  Taiwan Life Insurance Co., Ltd.....................  2,330,695    1,593,759
#   Taiwan Line Tek Electronic.........................    438,066      334,726
#   Taiwan Mask Corp...................................  1,011,050      321,303
    Taiwan Mobile Co., Ltd.............................  3,661,900   12,074,752
    Taiwan Navigation Co., Ltd.........................  1,094,720      725,599
#   Taiwan Paiho, Ltd..................................  1,606,152    2,715,414
    Taiwan PCB Techvest Co., Ltd.......................  1,747,816    2,799,520
#*  Taiwan Prosperity Chemical Corp....................  1,020,000      778,747
#*  Taiwan Pulp & Paper Corp...........................  2,228,260      791,846
#   Taiwan Sakura Corp.................................  1,395,304      962,190
    Taiwan Sanyo Electric Co., Ltd.....................    424,650      407,671
#   Taiwan Secom Co., Ltd..............................    979,405    2,546,192
    Taiwan Semiconductor Co., Ltd......................  1,639,000    1,698,493
    Taiwan Semiconductor Manufacturing Co., Ltd........ 40,714,652  179,047,919

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
#   Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR....................................  3,587,659 $81,475,736
    Taiwan Sogo Shin Kong SEC..........................  1,126,561   1,374,120
#   Taiwan Styrene Monomer.............................  3,636,404   1,523,666
#   Taiwan Surface Mounting Technology Co., Ltd........  1,783,928   2,315,810
#   Taiwan TEA Corp....................................  4,490,896   2,510,600
    Taiwan Union Technology Corp.......................  1,421,000   1,282,498
#   Taiyen Biotech Co., Ltd............................  1,057,910     824,689
#*  Tatung Co., Ltd.................................... 14,255,588   3,984,590
    Te Chang Construction Co., Ltd.....................    486,003     422,908
#   Teco Electric and Machinery Co., Ltd...............  8,707,000   8,128,088
*   Tecom Co., Ltd.....................................    138,000      12,884
#*  Tekcore Co., Ltd...................................    359,000     117,026
#   Ten Ren Tea Co., Ltd...............................    180,170     266,942
    Test Research, Inc.................................    944,370   1,524,661
#   Test-Rite International Co., Ltd...................  1,761,166   1,165,941
#   Tex-Ray Industrial Co., Ltd........................    691,000     281,354
#   ThaiLin Semiconductor Corp.........................    856,000     678,580
#   Thinking Electronic Industrial Co., Ltd............    471,058     682,795
    Thye Ming Industrial Co., Ltd......................    939,992   1,093,178
#   TNC Industrial Corp., Ltd..........................     71,000      37,142
#   Ton Yi Industrial Corp.............................  3,444,300   2,213,923
#   Tong Hsing Electronic Industries, Ltd..............    824,534   2,992,389
#   Tong Yang Industry Co., Ltd........................  2,872,341   3,379,533
#   Tong-Tai Machine & Tool Co., Ltd...................  1,382,416   1,398,061
    Topco Scientific Co., Ltd..........................    855,790   1,545,193
#   Topco Technologies Corp............................    196,000     436,249
#   Topoint Technology Co., Ltd........................    914,771     806,983
#   Toung Loong Textile Manufacturing..................    501,000   1,358,663
#   TPK Holding Co., Ltd...............................    995,000   6,446,151
#   Trade-Van Information Services Co..................    334,000     290,589
    Transasia Airways Corp.............................    998,000     438,022
    Transcend Information, Inc.........................    640,870   2,042,131
    Tripod Technology Corp.............................  2,237,660   4,844,969
    Tsann Kuen Enterprise Co., Ltd.....................    571,441     581,626
#   TSC Auto ID Technology Co., Ltd....................    112,000     917,482
#   TSRC Corp..........................................  2,020,154   2,402,847
#   Ttet Union Corp....................................    221,000     496,708
#   TTFB Co., Ltd......................................     49,000     377,743
#   TTY Biopharm Co., Ltd..............................    691,991   1,417,060
#   Tung Ho Steel Enterprise Corp......................  5,404,645   4,028,199
#   Tung Ho Textile Co., Ltd...........................    561,000     144,887
#   Tung Thih Electronic Co., Ltd......................    385,848   1,444,935
#   TURVO International Co., Ltd.......................    333,464     990,578
#   TXC Corp...........................................  1,580,762   1,910,416
*   TYC Brother Industrial Co., Ltd....................  1,099,333     780,375
#*  Tycoons Group Enterprise...........................  2,870,121     543,394
*   Tyntek Corp.(6136222)..............................  1,536,953     625,109
*   Tyntek Corp.().....................................    208,461       9,261
    TZE Shin International Co., Ltd....................    138,662      51,706
    U-Ming Marine Transport Corp.......................  1,823,200   2,817,492
#   Ubright Optronics Corp.............................    237,000     352,170
#   Uni-President Enterprises Corp..................... 16,052,052  25,577,727
    Unic Technology Corp...............................    245,439      91,822

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
#   Unimicron Technology Corp..........................  8,495,563 $ 5,818,060
*   Union Bank Of Taiwan...............................  4,276,983   1,422,271
#*  Union Insurance Co., Ltd...........................    564,895     446,749
    Unitech Computer Co., Ltd..........................    734,365     417,539
    Unitech Printed Circuit Board Corp.................  3,390,921   1,485,974
#   United Integrated Services Co., Ltd................  1,264,800   1,229,969
#   United Microelectronics Corp....................... 54,371,441  26,328,975
#   Unity Opto Technology Co., Ltd.....................  1,962,276   1,816,864
    Universal Cement Corp..............................  2,460,048   2,102,084
#   Unizyx Holding Corp................................  2,537,496   1,374,152
#   UPC Technology Corp................................  4,611,471   1,714,723
#   Userjoy Technology Co., Ltd........................     89,000     150,133
#   USI Corp...........................................  4,534,557   2,554,578
#   Vanguard International Semiconductor Corp..........  3,954,000   6,697,425
    Ve Wong Corp.......................................    692,524     516,698
#   Viking Tech Corp...................................    330,464     244,334
#   Visual Photonics Epitaxy Co., Ltd..................  1,220,966   1,237,197
#   Vivotek, Inc.......................................    477,856   1,499,101
#*  Wafer Works Corp...................................  2,510,372   1,122,679
#   Wah Hong Industrial Corp...........................    364,280     395,659
#   Wah Lee Industrial Corp............................  1,067,000   1,818,316
#*  Walsin Lihwa Corp.................................. 21,910,307   6,763,075
*   Walsin Technology Corp.............................  3,619,551   1,404,497
#   Walton Advanced Engineering, Inc...................  1,818,662     800,192
    Wan Hai Lines, Ltd.................................  4,495,026   4,767,317
    WAN HWA Enterprise Co..............................    468,734     221,795
#   Waterland Financial Holdings Co., Ltd..............  6,108,940   1,620,738
#*  Ways Technical Corp., Ltd..........................    474,000     441,847
*   WEI Chih Steel Industrial Co., Ltd.................    383,000      48,125
#   Wei Chuan Foods Corp...............................  2,159,000   1,745,482
#*  Wei Mon Industry Co., Ltd..........................  2,067,674     596,443
#   Weikeng Industrial Co., Ltd........................  1,049,450     780,247
#   Well Shin Technology Co., Ltd......................    471,443     718,809
*   Wha Yu Industrial Co., Ltd.........................     59,000      24,196
    Win Semiconductors Corp............................  3,926,000   4,124,155
#*  Winbond Electronics Corp........................... 19,099,000   5,988,438
*   Wintek Corp........................................  6,349,135     368,697
#   Wisdom Marine Lines Co., Ltd.......................  1,393,415   1,638,254
#   Wistron Corp....................................... 12,234,955  11,154,482
#   Wistron NeWeb Corp.................................  1,348,859   2,893,595
#   WPG Holdings, Ltd..................................  6,300,041   7,822,059
#   WT Microelectronics Co., Ltd.(6290991).............  2,076,177   3,031,157
*   WT Microelectronics Co., Ltd.......................    246,018      64,015
#   WUS Printed Circuit Co., Ltd.......................  1,951,000     923,204
#   X-Legend Entertainment Co., Ltd....................    117,375     617,800
#   XAC Automation Corp................................    448,000     807,196
    Xxentria Technology Materials Corp.................    552,736   1,574,694
#   Yageo Corp.........................................  2,806,270   5,025,829
*   Yang Ming Marine Transport Corp....................  9,510,157   5,121,147
#   YC Co., Ltd........................................  2,523,122   1,265,437
#   YC INOX Co., Ltd...................................  2,099,691   1,609,133
#   YeaShin International Development Co., Ltd.........  1,157,704     658,690
#   Yeong Guan Energy Technology Group Co., Ltd........    241,313     998,725

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
TAIWAN -- (Continued)
#   YFY, Inc.........................................  8,139,997 $    3,355,078
#   Yi Jinn Industrial Co., Ltd......................  1,355,440        343,288
#   Yieh Phui Enterprise Co., Ltd....................  6,534,324      1,895,651
#   Yonyu Plastics Co., Ltd..........................    412,050        483,454
#*  Young Fast Optoelectronics Co., Ltd..............    836,137        601,738
    Young Optics, Inc................................    375,214        788,769
#   Youngtek Electronics Corp........................    671,633      1,337,093
    Yuanta Financial Holding Co., Ltd................ 37,379,252     17,931,851
    Yufo Electronics Co., Ltd........................    108,000         65,118
#   Yulon Motor Co., Ltd.............................  5,105,715      7,456,236
    Yung Chi Paint & Varnish Manufacturing Co., Ltd..    356,350        948,766
#   Yungshin Construction & Development Co., Ltd.....    308,000        622,520
    YungShin Global Holding Corp.....................    758,000      1,291,794
#   Yungtay Engineering Co., Ltd.....................  2,210,000      5,109,142
#   Zeng Hsing Industrial Co., Ltd...................    348,974      1,751,133
#   Zenitron Corp....................................  1,164,000        633,565
#   Zhen Ding Technology Holding, Ltd................  1,710,150      4,793,546
    Zig Sheng Industrial Co., Ltd....................  2,833,638        808,873
    Zinwell Corp.....................................  1,711,979      1,717,292
#   Zippy Technology Corp............................    565,028        701,088
#   ZongTai Real Estate Development Co., Ltd.........    691,276        397,481
                                                                 --------------
TOTAL TAIWAN.........................................             2,326,423,437
                                                                 --------------
THAILAND -- (3.1%)
    AAPICO Hitech PCL................................    751,080        328,153
    Advanced Info Service PCL........................  2,320,709     17,371,638
    Airports of Thailand PCL.........................  1,357,500     13,438,130
*   AJ Plast PCL.....................................  1,550,300        431,034
    Amarin Printing & Publishing PCL.................     46,970         14,925
    Amata Corp. PCL..................................  3,622,200      1,837,107
    Ananda Development PCL...........................  1,475,100        171,261
    AP Thailand PCL.................................. 10,299,476      2,013,952
    Asia Green Energy PCL............................  2,550,350        182,335
    Asia Plus Group Holdings Securities(B081Z10).....  1,260,100        169,399
    Asia Plus Group Holdings Securities(BVG2PV2).....  4,269,200        573,922
    Asian Insulators PCL.............................  1,710,100        632,209
    Bangchak Petroleum PCL (The).....................  5,913,500      6,188,126
    Bangkok Aviation Fuel Services PCL...............  1,233,954      1,206,432
    Bangkok Bank PCL(6077019)........................  1,199,700      7,037,653
    Bangkok Bank PCL(6368360)........................  1,036,800      6,034,537
    Bangkok Chain Hospital PCL.......................  6,492,050      1,695,907
    Bangkok Dusit Medical Services PCL............... 16,747,000      9,517,085
    Bangkok Expressway PCL...........................  2,379,400      2,835,215
    Bangkok Insurance PCL............................     16,040        178,876
    Bangkok Land PCL.................................  2,802,700        150,710
    Bangkok Life Assurance PCL.......................  2,329,040      3,700,277
*   Bangkok Metro PCL................................  8,752,115        508,067
    Bangkokland PCL.................................. 59,874,100      3,219,628
    Banpu PCL........................................  6,025,740      4,473,739
    BEC World PCL....................................  3,301,100      5,194,215
    Berli Jucker PCL.................................  2,790,100      3,431,150
    Big C Supercenter PCL(6368434)...................    921,300      6,783,786
    Big C Supercenter PCL(6763932)...................    304,900      2,245,062

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
THAILAND -- (Continued)
    Bumrungrad Hospital PCL............................     988,000 $ 4,709,074
    Cal-Comp Electronics Thailand PCL..................  11,187,592   1,264,714
    Central Pattana PCL................................   4,269,700   5,837,735
    Central Plaza Hotel PCL............................   3,221,500   3,346,502
    CH Karnchang PCL...................................   3,525,267   3,150,445
    Charoen Pokphand Foods PCL.........................  11,374,300   8,774,857
    Charoong Thai Wire & Cable PCL.....................   1,034,400     382,409
    Christiani & Nielsen Thai..........................   2,094,400     335,949
*   CK Power PCL.......................................   1,107,700     585,494
*   Country Group Securities...........................   4,415,811     214,517
    CP ALL PCL.........................................   7,114,200   9,020,449
    CS Loxinfo PCL.....................................   1,599,300     378,692
    Delta Electronics Thailand PCL.....................   2,342,000   5,312,970
    Demco PCL..........................................   1,623,800     754,102
    Dhipaya Insurance PCL..............................     393,200     474,531
    Diamond Building Products PCL......................   3,315,400     552,060
    DSG International Thailand PCL.....................   2,609,160     657,671
    Dynasty Ceramic PCL................................   8,860,000   1,610,663
    Eastern Water Resources Development and Management
      PCL..............................................   3,136,600   1,054,158
    Electricity Generating PCL(6304643)................     583,000   2,903,422
    Electricity Generating PCL(6368553)................     161,000     801,803
    Energy Absolute PCL................................   2,036,600   1,555,606
    Erawan Group PCL (The).............................   6,605,800     984,916
*   Esso Thailand PCL..................................   9,553,600   1,503,240
*   G J Steel PCL...................................... 101,507,050     186,081
*   G Steel PCL........................................  22,734,200      90,298
    GFPT PCL...........................................   3,497,222   1,677,555
    Glow Energy PCL....................................   2,009,900   5,603,525
*   GMM Grammy PCL.....................................     966,200     422,141
*   Golden Land Property Development PCL(6368586)......     816,400     202,042
*   Golden Land Property Development PCL(6375296)......   2,047,700     506,763
    Grand Canal Land PCL...............................   4,831,500     493,040
*   Grande Asset Hotels & Property PCL.................  10,310,300     674,123
    Gunkul Engineering PCL.............................   1,433,900   1,390,966
    Hana Microelectronics PCL..........................   2,224,857   2,736,037
    Hemaraj Land and Development PCL(6710046)..........     374,400      50,789
    Hemaraj Land and Development PCL(6710165)..........  21,216,200   2,878,091
    Home Product Center PCL............................  15,881,646   3,954,641
    ICC International PCL..............................      51,000      61,549
    Indorama Ventures PCL..............................   9,229,100   6,147,094
    Intouch Holdings PCL...............................   1,744,500   4,303,953
    IRPC PCL...........................................  46,980,290   4,909,031
*   Italian-Thai Development PCL.......................  11,803,719   3,209,688
*   ITV PCL............................................     183,700          --
    Jasmine International PCL..........................  15,442,000   3,915,936
    Jay Mart PCL.......................................   1,456,075     582,786
    Jubilee Enterprise PCL.............................      89,200      94,024
    Kang Yong Electric PCL.............................       2,000      16,193
    Kasikornbank PCL(6364766)..........................   2,289,500  15,529,148
    Kasikornbank PCL(6888794)..........................   1,478,800  10,120,721
    KCE Electronics PCL................................   1,484,982   2,143,764
    KGI Securities Thailand PCL........................   6,483,500     756,705
    Khon Kaen Sugar Industry PCL.......................   4,122,100   1,649,848

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
THAILAND -- (Continued)
    Kiatnakin Bank PCL.................................  2,833,107 $ 3,505,678
    Krung Thai Bank PCL................................ 26,476,275  18,362,708
    Krungthai Card PCL.................................    115,200     219,102
    Laguna Resorts & Hotels PCL........................     10,800       9,734
    Lam Soon Thailand PCL..............................    354,600      46,153
    Land & Houses PCL(6581930).........................  3,326,700     950,340
    Land & Houses PCL(6581941)......................... 14,339,280   4,030,595
    Lanna Resources PCL................................  1,433,750     512,523
    LH Financial Group PCL.............................  5,415,623     327,618
    Loxley PCL.........................................  6,007,735     789,284
    LPN Development PCL(B00PXK5).......................    301,300     193,318
    LPN Development PCL(B00Q643).......................  3,752,200   2,407,461
    Major Cineplex Group PCL...........................  2,515,300   2,074,950
    Maybank Kim Eng Securities Thailand PCL............    244,400     181,452
    MBK PCL............................................  3,601,000   1,617,314
    MCOT PCL...........................................  1,553,700     750,029
    Mega Lifesciences PCL..............................     23,800      12,507
    Minor International PCL............................  5,437,561   6,022,352
    Modernform Group PCL...............................    333,600     101,925
    Muang Thai Insurance PCL...........................     19,800      94,070
    Muramoto Electron Thailand PCL.....................      7,400      50,871
    Nation Multimedia Group PCL........................ 10,545,600     576,738
*   Natural Park PCL................................... 43,907,800      67,076
    Nava Nakorn PCL....................................    405,800      23,557
    Noble Development PCL..............................     56,100      18,511
    Padaeng Industry PCL...............................    192,800     105,442
*   Polyplex Thailand PCL..............................  2,265,800     733,806
    Precious Shipping PCL..............................  3,859,800   1,650,999
    Premier Marketing PCL..............................    266,400      78,137
    President Bakery PCL...............................      1,800       2,269
*   Property Perfect PCL............................... 17,857,300     692,905
    Pruksa Real Estate PCL.............................  5,612,600   5,530,289
    PTG Energy PCL.....................................  1,500,500     263,608
    PTT Exploration & Production PCL...................  5,715,769  19,035,100
    PTT Global Chemical PCL............................  6,983,411  12,055,079
    PTT PCL............................................  3,709,280  39,212,065
    Quality Houses PCL................................. 21,293,175   2,550,237
*   Raimon Land PCL.................................... 14,104,100     887,701
    Ratchaburi Electricity Generating Holding
      PCL(6294249).....................................  1,283,900   2,353,620
    Ratchaburi Electricity Generating Holding
      PCL(6362771).....................................    737,200   1,351,421
*   Regional Container Lines PCL.......................  2,241,300     650,545
    Robinson Department Store PCL......................  1,541,700   2,107,885
*   Rojana Industrial Park PCL.........................  3,591,000     888,698
    RS PCL.............................................  3,776,600   2,307,730
    Saha-Union PCL.....................................    630,900     799,950
*   Sahaviriya Steel Industries PCL.................... 68,045,680     561,330
    Samart Corp. PCL...................................  3,073,200   3,826,242
    Samart I-Mobile PCL................................ 13,831,400   1,403,002
    Samart Telcoms PCL.................................  1,942,100   1,513,093
    Sansiri PCL........................................ 39,254,385   2,170,805
    SC Asset Corp PCL.................................. 12,392,237   1,385,750
    Siam Cement PCL (The)(6609906).....................    129,300   1,967,351
    Siam Cement PCL (The)(6609928).....................    626,000   9,486,587

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
THAILAND -- (Continued)
    Siam City Cement PCL(6363194)......................     19,700 $   257,611
    Siam City Cement PCL(6806387)......................    324,300   4,240,770
    Siam Commercial Bank PCL (The).....................  3,359,869  18,426,413
    Siam Future Development PCL........................  4,757,088     981,068
    Siam Global House PCL..............................  5,125,905   1,848,019
    Siamgas & Petrochemicals PCL.......................  2,441,200     865,198
    Sino Thai Engineering & Construction PCL...........  4,567,371   3,663,107
    SNC Former PCL.....................................    954,900     443,461
    Somboon Advance Technology PCL.....................  2,067,625   1,130,782
    SPCG PCL...........................................  2,402,500   2,073,652
    Sri Ayudhya Capital PCL............................    219,100     249,358
    Sri Trang Agro-Industry PCL........................  6,899,800   2,867,011
    Sriracha Construction PCL..........................  1,050,700   1,011,214
    Srithai Superware PCL..............................  7,975,000     657,883
*   Stars Microelectronics Thailand PCL................    663,900     150,103
    STP & I PCL........................................  5,071,912   3,083,747
    Supalai PCL........................................  5,238,300   3,905,118
    Susco PCL..........................................  2,397,300     272,470
    SVI PCL............................................  5,228,828     683,758
    Symphony Communication PCL.........................    538,700     245,238
*   Tata Steel Thailand PCL............................ 19,123,600     473,270
    Thai Agro Energy PCL...............................    279,230      32,760
*   Thai Airways International PCL.....................  7,863,337   3,675,804
*   Thai Carbon Black PCL..............................    157,300     127,359
    Thai Central Chemical PCL..........................    233,100     235,023
    Thai Metal Trade PCL...............................    396,500     127,200
    Thai Oil PCL.......................................  3,835,000   6,005,003
    Thai Rayon PCL.....................................     20,400      16,205
*   Thai Reinsurance PCL...............................    145,246      14,733
    Thai Rung Union Car PCL............................    526,800      81,281
    Thai Stanley Electric PCL(B01GKK6).................    150,500     942,637
    Thai Stanley Electric PCL(B01GKM8).................      5,600      35,075
    Thai Union Frozen Products PCL.....................  8,438,360   5,620,417
    Thai Vegetable Oil PCL.............................  2,233,225   1,521,568
    Thai-German Ceramic Industry PCL...................  2,362,200     228,065
    Thaicom PCL........................................  2,537,100   3,023,126
    Thanachart Capital PCL.............................  4,145,900   4,211,768
    Thitikorn PCL......................................    849,200     285,402
*   Thoresen Thai Agencies PCL.........................  3,773,000   1,982,756
    Ticon Industrial Connection PCL....................  3,228,224   1,755,649
    Tipco Asphalt PCL..................................    592,100   1,478,893
*   TIPCO Foods PCL....................................  1,182,000     269,047
    Tisco Financial Group PCL(B3KFW10).................    284,790     404,605
    Tisco Financial Group PCL(B3KFW76).................  2,340,200   3,324,757
    TMB Bank PCL....................................... 67,927,113   6,433,671
    Total Access Communication PCL(B231MK7)............    200,000     574,397
    Total Access Communication PCL(B1YWK08)............  2,376,300   6,824,693
    Toyo-Thai Corp. PCL(B5ML0B6).......................    756,468     635,590
    Toyo-Thai Corp. PCL(B5ML0D8).......................    195,104     163,928
    TPI Polene PCL..................................... 67,570,610   4,996,055
*   True Corp. PCL..................................... 33,249,893  13,816,026
    TTW PCL............................................  8,714,200   3,274,814
    Union Mosaic Industry PCL (The)....................  1,020,550     190,203

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
THAILAND -- (Continued)
    Unique Engineering & Construction PCL.............. 4,158,105 $  2,007,273
    Univanich Palm Oil PCL.............................   477,000      155,939
    Univentures PCL.................................... 3,618,600    1,044,784
    Vanachai Group PCL................................. 2,951,520      734,949
    Vibhavadi Medical Center PCL....................... 2,838,480    1,292,189
    Vinythai PCL....................................... 2,320,500      723,162
*   Workpoint Entertainment PCL........................   763,000    1,264,673
                                                                  ------------
TOTAL THAILAND.........................................            517,615,283
                                                                  ------------
TURKEY -- (2.1%)
#   Adana Cimento Sanayii TAS Class A..................   408,542    1,077,539
#   Adel Kalemcilik Ticaret ve Sanayi A.S..............    29,129      811,270
#*  Adese Alisveris Merkezleri Ticaret A.S.............   238,992      867,923
*   Afyon Cimento Sanayi TAS...........................    18,195      957,256
    Akbank TAS......................................... 6,121,964   22,302,640
    Akcansa Cimento A.S................................   316,015    2,228,810
#*  Akenerji Elektrik Uretim A.S....................... 2,669,779    1,336,338
#   Akfen Holding A.S..................................   604,903    1,241,861
    Aksa Akrilik Kimya Sanayii A.S.....................   818,404    3,172,256
    Aksigorta A.S......................................   858,752      883,147
#   Alarko Holding A.S.................................   797,997    1,394,933
#   Albaraka Turk Katilim Bankasi A.S.................. 2,289,489    1,613,734
#   Alkim Alkali Kimya A.S.............................    99,584      578,304
#*  Anadolu Anonim Turk Sigorta Sirketi................ 1,642,312      944,766
#   Anadolu Cam Sanayii A.S............................   952,027      779,768
*   Anadolu Efes Biracilik Ve Malt Sanayii A.S.........   689,135    6,046,410
#   Anadolu Hayat Emeklilik A.S........................   338,327      750,433
#   Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.......    65,250      605,014
#   Arcelik A.S........................................ 1,145,324    7,278,899
#   Aselsan Elektronik Sanayi Ve Ticaret A.S...........   378,829    1,837,830
#*  Asya Katilim Bankasi A.S........................... 3,714,712      942,997
#   Aygaz A.S..........................................   271,764    1,151,738
#*  Bagfas Bandirma Gubre Fabrikalari A.S..............   164,470      967,957
#*  Banvit Bandirma Vitaminli Yem Sanayii ASA..........   282,813      354,971
    Baticim Bati Anadolu Cimento Sanayii A.S...........   195,186      597,506
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S..   550,859      521,714
    BIM Birlesik Magazalar A.S.........................   581,298   11,730,692
#   Bizim Toptan Satis Magazalari A.S..................   162,589    1,179,676
#*  Bolu Cimento Sanayii A.S...........................   567,516    1,424,966
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S......   532,667    1,555,054
#*  Bosch Fren Sistemleri..............................       584       38,398
*   Boyner Perakende Ve Tekstil Yatirimlari AS.........    81,413    1,581,711
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S....   419,196    1,853,324
    Bursa Cimento Fabrikasi A.S........................   197,428      460,456
#*  Celebi Hava Servisi A.S............................    96,444    1,267,770
    Cimsa Cimento Sanayi VE Ticaret A.S................   461,999    3,256,111
    Coca-Cola Icecek A.S...............................   278,766    5,621,003
#*  Deva Holding A.S...................................   748,200      764,948
#*  Dogan Sirketler Grubu Holding A.S.................. 6,783,369    2,043,626
    Dogus Otomotiv Servis ve Ticaret A.S...............   513,379    2,916,449
#*  Dyo Boya Fabrikalari Sanayi ve Ticaret A.S......... 1,150,126    1,027,159
#   Eczacibasi Yatirim Holding Ortakligi A.S...........   329,650    1,147,761
#   EGE Endustri VE Ticaret A.S........................    18,766    1,561,690

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
TURKEY -- (Continued)
    EGE Seramik Sanayi ve Ticaret A.S..................   793,865 $ 1,374,284
#   EIS Eczacibasi Ilac ve Sinai ve Finansal
      Yatirimlar Sanayi ve Ticaret A.S................. 1,588,556   2,012,754
#   Enka Insaat ve Sanayi A.S.......................... 1,475,595   2,981,149
#   Eregli Demir ve Celik Fabrikalari TAS.............. 9,345,749  16,754,434
#*  Fenerbahce Futbol A.S..............................    62,726     876,897
    Ford Otomotiv Sanayi A.S...........................   315,001   4,368,638
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar
      A.S..............................................    66,447     496,150
    Gentas Genel Metal Sanayi ve Ticaret A.S...........   343,127     230,684
*   Global Yatirim Holding A.S......................... 1,684,720   1,147,119
*   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S....    61,429          --
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
      A.S..............................................    87,769   2,719,176
#   Goodyear Lastikleri TAS............................    42,180   1,402,710
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S...... 1,062,316   1,300,903
#*  GSD Holding........................................ 1,999,318   1,237,733
#   Gubre Fabrikalari TAS.............................. 1,178,854   2,679,184
*   Gunes Sigorta......................................   118,781     118,479
#*  Hurriyet Gazetecilik A.S........................... 1,136,056     383,391
#*  Ihlas Holding A.S.................................. 6,914,509     789,311
#*  Ihlas Madencilik A.S...............................   201,541      99,093
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S......................................    88,652     212,021
#*  Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.........   753,290     487,615
    Is Finansal Kiralama A.S...........................   777,766     326,665
    Is Yatirim Menkul Degerler A.S. Class A............   188,572      96,979
#*  Izmir Demir Celik Sanayi A.S.......................   522,928     577,420
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class A..................................... 1,142,798   1,107,982
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class B.....................................   599,854     676,788
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class D..................................... 5,544,743   4,535,900
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S............. 1,790,184   1,231,656
#   Kartonsan Karton Sanayi ve Ticaret A.S.............     7,431     760,334
#   KOC Holding A.S.................................... 2,015,958  10,453,272
#   Konya Cimento Sanayii A.S..........................    11,154   1,465,459
#   Koza Altin Isletmeleri A.S.........................   219,173   1,733,485
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S...... 1,358,132     940,160
#   Mardin Cimento Sanayii ve Ticaret A.S..............   359,813     741,366
#*  Marshall Boya ve Vernik............................    33,548     629,722
#*  Menderes Tekstil Sanayi ve Ticaret A.S.............   591,926     188,036
#*  Metro Ticari ve Mali Yatirimlar Holding A.S........ 1,513,273     389,245
#*  Migros Ticaret A.S.................................   177,691   1,661,280
#*  Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S.....   192,675      93,508
#*  NET Holding A.S.................................... 1,038,542   1,664,975
#*  Netas Telekomunikasyon A.S.........................   237,451     982,194
    Nuh Cimento Sanayi A.S.............................   199,358     878,249
#   Otokar Otomotiv Ve Savunma Sanayi A.S..............   116,991   4,570,684
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret
      A.S..............................................   438,163     732,322
*   Parsan Makina Parcalari............................     4,772      10,299
#   Petkim Petrokimya Holding A.S...................... 4,249,998   6,625,870
    Pinar Entegre Et ve Un Sanayi A.S..................    84,385     333,407
    Pinar SUT Mamulleri Sanayii A.S....................   107,752     968,402
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
      A.S..............................................   202,914     256,736
*   Sasa Polyester Sanayi A.S.......................... 1,412,522   1,203,579
#*  Sekerbank TAS...................................... 3,148,869   2,423,757
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S........... 1,150,151   1,049,845
#   Soda Sanayii A.S................................... 1,107,323   2,360,237

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES       VALUE++
                                                      --------- ---------------
TURKEY -- (Continued)
#*  Tat Gida Sanayi A.S..............................   761,950 $     1,254,535
    TAV Havalimanlari Holding A.S....................   627,179       4,678,260
#*  Tekfen Holding A.S............................... 1,337,463       3,132,157
#   Teknosa Ic Ve Dis Ticaret A.S....................   139,705         513,774
#*  Tekstil Bankasi A.S.............................. 1,044,262         796,909
    Tofas Turk Otomobil Fabrikasi A.S................   603,827       4,019,583
    Trakya Cam Sanayii A.S........................... 3,249,348       4,766,963
    Tupras Turkiye Petrol Rafinerileri A.S...........   302,911       6,565,221
#   Turcas Petrol A.S................................   565,989         545,963
*   Turk Hava Yollari................................ 4,038,917      15,414,162
    Turk Telekomunikasyon A.S........................ 1,124,605       3,364,639
#   Turk Traktor ve Ziraat Makineleri A.S............   110,580       3,652,660
#*  Turkcell Iletisim Hizmetleri A.S................. 1,307,499       7,527,072
*   Turkcell Iletisim Hizmetleri A.S. ADR............   293,927       4,244,306
    Turkiye Garanti Bankasi A.S...................... 6,772,059      28,475,065
    Turkiye Halk Bankasi A.S......................... 2,445,699      15,704,106
    Turkiye Is Bankasi............................... 5,365,823      15,554,288
    Turkiye Sinai Kalkinma Bankasi A.S............... 6,449,040       5,357,749
    Turkiye Sise ve Cam Fabrikalari A.S.............. 4,075,461       6,361,724
    Turkiye Vakiflar Bankasi Tao..................... 4,199,622       9,756,462
#   Ulker Biskuvi Sanayi A.S.........................   626,894       4,959,246
    Vestel Beyaz Esya Sanayi ve Ticaret A.S..........   349,060       1,431,496
#*  Vestel Elektronik Sanayi ve Ticaret A.S.......... 1,147,392       2,807,846
#   Yapi ve Kredi Bankasi A.S........................ 2,684,967       5,550,542
#*  Zorlu Enerji Elektrik Uretim A.S................. 1,723,229       1,571,664
                                                                ---------------
TOTAL TURKEY.........................................               352,024,738
                                                                ---------------
UNITED KINGDOM -- (0.0%)
*   Daesung Industrial Co., Ltd. Rights 05/15/15.....     1,710           5,065
                                                                ---------------
TOTAL COMMON STOCKS..................................            14,912,795,723
                                                                ---------------
PREFERRED STOCKS -- (2.7%)

BRAZIL -- (2.6%)
    AES Tiete SA.....................................   636,506       3,931,820
    Alpargatas SA....................................   629,460       1,997,233
    Banco ABC Brasil SA..............................   772,291       3,261,159
    Banco Bradesco SA................................ 3,660,101      46,136,659
#   Banco Bradesco SA ADR............................ 5,097,969      63,622,649
    Banco Daycoval SA................................   181,994         568,421
    Banco do Estado do Rio Grande do Sul SA Class B.. 1,404,714       6,413,283
*   Banco Industrial e Comercial SA..................   306,755         623,056
*   Banco Pan SA..................................... 1,370,328         879,502
    Banco Pine SA....................................   192,365         263,106
    Banco Sofisa SA..................................    68,200          61,450
    Braskem SA Class A...............................   185,000         858,679
    Centrais Eletricas Brasileiras SA Class B........   918,000       2,106,394
    Centrais Eletricas Santa Catarina................    64,363         327,775
    Cia Brasileira de Distribuicao...................   386,715      12,895,936
    Cia de Gas de Sao Paulo COMGAS Class A...........   120,295       2,008,309
    Cia de Saneamento do Parana......................   101,300         188,764
    Cia de Transmissao de Energia Eletrica Paulista..   281,493       4,112,817
    Cia Energetica de Minas Gerais................... 2,512,758      11,156,959

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
BRAZIL -- (Continued)
    Cia Energetica de Sao Paulo Class B................   915,314 $  8,014,550
    Cia Energetica do Ceara Class A....................    66,730      890,534
    Cia Ferro Ligas da Bahia - Ferbasa.................   204,782      554,837
    Cia Paranaense de Energia..........................   307,260    3,560,162
    Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA.........................................   788,586    1,979,951
    Empresa Metropolitana de Aguas e Energia SA........     6,100        7,570
*   Eucatex SA Industria e Comercio....................    87,459      100,967
*   Forjas Taurus SA...................................    10,484       13,549
    Gerdau SA..........................................   706,915    2,405,235
*   Gol Linhas Aereas Inteligentes SA..................   545,766    2,469,039
    Itau Unibanco Holding SA........................... 4,871,646   59,785,214
    Itau Unibanco Holding SA ADR....................... 6,662,039   80,743,913
    Lojas Americanas SA................................ 2,483,513   14,389,934
    Marcopolo SA....................................... 2,812,418    2,815,424
*   Oi SA..............................................   582,173    1,073,736
    Parana Banco SA....................................    45,100      161,357
    Petroleo Brasileiro SA............................. 2,137,472    6,505,942
    Petroleo Brasileiro SA Sponsored ADR............... 5,128,535   31,540,490
    Randon Participacoes SA............................ 1,483,595    2,212,420
    Saraiva SA Livreiros Editores......................   167,864      286,333
    Suzano Papel e Celulose SA Class A................. 1,931,399    7,856,357
    Telefonica Brasil SA...............................   442,486    8,180,253
    Unipar Carbocloro SA Class B.......................   153,900      254,828
*   Usinas Siderurgicas de Minas Gerais SA Class A..... 2,502,158    3,123,909
    Vale SA............................................ 2,210,768   13,705,528
#   Vale SA Sponsored ADR.............................. 4,036,193   25,266,568
                                                                  ------------
TOTAL BRAZIL...........................................            439,312,571
                                                                  ------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B.......................       676          900
    Embotelladora Andina SA............................   139,928      331,343
    Embotelladora Andina SA Class B....................   212,801      599,019
    Sociedad Quimica y Minera de Chile SA Class B......    11,313      270,646
                                                                  ------------
TOTAL CHILE............................................              1,201,908
                                                                  ------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA................................   709,509    1,074,441
    Banco Davivienda SA................................   460,847    4,838,893
    Bancolombia SA.....................................   220,497    2,609,817
    Grupo Aval Acciones y Valores...................... 5,127,691    2,700,444
    Grupo de Inversiones Suramericana SA...............   147,239    2,099,966
                                                                  ------------
TOTAL COLOMBIA.........................................             13,323,561
                                                                  ------------
TOTAL PREFERRED STOCKS.................................            453,838,040
                                                                  ------------
RIGHTS/WARRANTS -- (0.0%)

INDONESIA -- (0.0%)
*   Pabrik Kertas Tjiwi Kimia Tbk PT
      Warrants 07/11/17................................   250,733        3,088
                                                                  ------------
MALAYSIA -- (0.0%)
*   CB Industrial Product Holdings Bhd Warrants
      12/31/15.........................................   226,787       31,880
#*  Eastern & Oriental Bhd............................. 1,467,536           --

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                      SHARES        VALUE++
                                                    ----------- ---------------
MALAYSIA -- (Continued)
*     Goldis Bhd 02/06/15..........................     358,779 $           494
*     Inari Amertron Rights 05/15/15...............     171,975         106,181
*     Insas Bhd....................................     895,420          51,830
*     Mah Sing Group Bhd...........................   1,837,454         227,909
                                                                ---------------
TOTAL MALAYSIA.....................................                     418,294
                                                                ---------------
POLAND -- (0.0%)
*     PZ Cormay SA Rights..........................      66,507             120
                                                                ---------------
SOUTH AFRICA -- (0.0%)
*     Invicta Holdings, Ltd........................      19,267          12,409
                                                                ---------------
SOUTH KOREA -- (0.0%)
*     Hyundai Merchant Marine Co., Ltd.............      13,388          36,482
                                                                ---------------
THAILAND -- (0.0%)
*     Loxley PCL Warrants 09/30/17.................      45,433           2,651
*     Minor International PCL Warrants 12/31/15....          --              --
*     Sansiri PCL Warrants 11/24/17................   2,759,519          27,823
                                                                ---------------
TOTAL THAILAND.....................................                      30,474
                                                                ---------------
TOTAL RIGHTS/WARRANTS..............................                     500,867
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (8.0%)
(S)@  DFA Short Term Investment Fund............... 114,924,529   1,329,676,800
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,039,289,798)^^.........................             $16,696,811,430
                                                                ===============

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
Common Stocks
   Brazil............... $  257,047,306 $   642,812,837   --    $   899,860,143
   Chile................     59,435,947     147,817,910   --        207,253,857
   China................    255,814,647   2,203,493,371   --      2,459,308,018
   Colombia.............     64,207,248          39,322   --         64,246,570
   Czech Republic.......             --      34,611,436   --         34,611,436
   Egypt................             --      12,791,342   --         12,791,342
   Greece...............        877,741      58,127,157   --         59,004,898
   Hungary..............        234,977      27,343,494   --         27,578,471
   India................    132,574,275   1,534,384,949   --      1,666,959,224
   Indonesia............     17,813,891     471,059,009   --        488,872,900
   Malaysia.............             --     642,856,066   --        642,856,066
   Mexico...............    734,413,194       1,237,118   --        735,650,312
   Peru.................     22,955,652              --   --         22,955,652
   Philippines..........      7,050,857     256,505,714   --        263,556,571
   Poland...............         60,994     282,417,117   --        282,478,111
   Russia...............     16,771,091     171,353,431   --        188,124,522
   South Africa.........    106,353,540   1,202,104,163   --      1,308,457,703
   South Korea..........    106,095,961   2,230,617,852   --      2,336,713,813
   Spain................     15,447,591              --   --         15,447,591
   Taiwan...............    111,965,177   2,214,458,260   --      2,326,423,437
   Thailand.............    517,615,283              --   --        517,615,283
   Turkey...............      4,244,306     347,780,432   --        352,024,738
   United Kingdom.......             --           5,065   --              5,065
Preferred Stocks
   Brazil...............    206,096,219     233,216,352   --        439,312,571
   Chile................             --       1,201,908   --          1,201,908
   Colombia.............     13,323,561              --   --         13,323,561
Rights/Warrants
   Indonesia............             --           3,088   --              3,088
   Malaysia.............             --         418,294   --            418,294
   Poland...............             --             120   --                120
   South Africa.........             --          12,409   --             12,409
   South Korea..........             --          36,482   --             36,482
   Thailand.............             --          30,474   --             30,474
Securities Lending
  Collateral............             --   1,329,676,800   --      1,329,676,800
                         -------------- ---------------   --    ---------------
TOTAL................... $2,650,399,458 $14,046,411,972   --    $16,696,811,430
                         ============== ===============   ==    ===============

                        U.S. LARGE CAP EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                        SHARES    VALUE+
                                                        ------- ----------
COMMON STOCKS -- (94.7%)

Consumer Discretionary -- (13.6%)
#   Abercrombie & Fitch Co. Class A....................   1,639 $   41,827
    Advance Auto Parts, Inc............................   2,229    354,411
*   Amazon.com, Inc....................................   7,967  2,824,541
#*  AMC Networks, Inc. Class A.........................   2,456    163,815
*   Apollo Education Group, Inc. Class A...............   1,705     43,068
*   Ascena Retail Group, Inc...........................   3,200     36,992
#   Autoliv, Inc.......................................   4,183    443,649
*   AutoNation, Inc....................................   4,400    262,328
*   AutoZone, Inc......................................     700    417,872
#*  Bed Bath & Beyond, Inc.............................   5,584    417,516
    Best Buy Co., Inc..................................  22,094    777,709
    BorgWarner, Inc....................................   5,759    311,044
    Brinker International, Inc.........................   2,927    171,025
    Brunswick Corp.....................................   5,150    279,542
#*  Cabela's, Inc......................................   1,921    105,559
#   Cablevision Systems Corp. Class A..................   7,651    144,757
#*  CarMax, Inc........................................   5,503    341,736
    Carnival Corp......................................   7,273    319,721
    Carter's, Inc......................................   2,604    212,200
    CBS Corp. Class B..................................  13,170    721,848
*   Charter Communications, Inc. Class A...............   2,785    420,855
*   Chipotle Mexican Grill, Inc........................     720    511,085
    Cinemark Holdings, Inc.............................   5,773    214,582
    Coach, Inc.........................................   7,873    292,797
    Comcast Corp. Class A..............................  66,004  3,507,783
#   Comcast Corp. Special Class A......................  14,202    751,286
#   Dana Holding Corp..................................   3,382     70,582
#   Darden Restaurants, Inc............................   4,103    251,842
    Delphi Automotive P.L.C............................   7,020    482,485
    Dick's Sporting Goods, Inc.........................   4,380    226,227
    Dillard's, Inc. Class A............................   3,088    350,797
*   DIRECTV............................................   3,398    289,781
*   Discovery Communications, Inc......................   5,946    165,774
*   Discovery Communications, Inc. Class A.............   3,798    110,085
*   DISH Network Corp. Class A.........................   5,423    381,508
*   Dollar General Corp................................   8,066    540,906
*   Dollar Tree, Inc...................................   4,594    326,633
#   Domino's Pizza, Inc................................   1,897    187,898
    DR Horton, Inc.....................................  13,298    326,067
    DSW, Inc. Class A..................................   1,114     39,614
    Dunkin' Brands Group, Inc..........................   6,237    295,072
    Expedia, Inc.......................................   2,712    233,042
    Family Dollar Stores, Inc..........................   1,227     93,375
#   Foot Locker, Inc...................................   4,714    250,879
    Ford Motor Co...................................... 102,073  1,501,494
*   Fossil Group, Inc..................................   3,140    307,092
#   GameStop Corp. Class A.............................   5,745    202,511
    Gannett Co., Inc...................................   9,876    306,255
    Gap, Inc. (The)....................................  10,332    425,575
#   Garmin, Ltd........................................   5,392    282,325
    General Motors Co..................................  24,430    796,907

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Discretionary -- (Continued)
    Gentex Corp........................................ 15,417 $  257,310
    Genuine Parts Co...................................  3,169    294,527
    GNC Holdings, Inc. Class A.........................  6,322    280,317
    Goodyear Tire & Rubber Co. (The)................... 12,046    291,995
    Graham Holdings Co. Class B........................    283    264,696
#*  Groupon, Inc....................................... 15,289    109,469
    H&R Block, Inc.....................................  6,344    217,472
    Hanesbrands, Inc...................................  1,998    222,537
    Harley-Davidson, Inc...............................  5,420    334,414
    Harman International Industries, Inc...............  2,191    284,019
#   Hasbro, Inc........................................  3,080    169,154
    Home Depot, Inc. (The)............................. 31,521  3,291,423
    HSN, Inc...........................................  2,427    187,947
*   Hyatt Hotels Corp. Class A.........................  1,418     79,777
    International Game Technology......................  5,685     96,190
    Interpublic Group of Cos., Inc. (The).............. 15,960    318,242
    Johnson Controls, Inc.............................. 15,350    713,314
*   Kate Spade & Co....................................  1,751     55,209
#   Kohl's Corp........................................ 12,475    745,007
    L Brands, Inc......................................  4,761    402,923
#*  Lands' End, Inc....................................    436     15,125
    Las Vegas Sands Corp...............................  4,376    237,923
    Lear Corp..........................................  4,254    426,889
#   Leggett & Platt, Inc...............................  4,737    201,938
#   Lennar Corp. Class A...............................  6,184    277,723
*   Liberty Broadband Corp.............................  1,224     54,346
*   Liberty Broadband Corp. Class A....................    493     21,924
*   Liberty Global P.L.C. Class A......................  4,183    195,430
*   Liberty Global P.L.C. Series C.....................  9,679    441,266
*   Liberty Interactive Corp. Class A.................. 23,504    643,069
*   Liberty Media Corp.................................  8,128    277,327
*   Liberty Media Corp. Class A........................  3,474    118,290
*   Liberty TripAdvisor Holdings, Inc. Class A.........  1,306     31,266
*   Liberty Ventures Series A..........................  3,302    123,330
#   Lions Gate Entertainment Corp......................  6,291    180,740
*   Live Nation Entertainment, Inc..................... 10,390    246,970
*   LKQ Corp........................................... 16,301    420,729
    Lowe's Cos., Inc................................... 23,776  1,611,062
#*  Lululemon Athletica, Inc...........................  2,670    176,861
    Macy's, Inc........................................ 10,628    678,917
*   Madison Square Garden Co. (The) Class A............  3,875    293,531
    Marriott International, Inc. Class A...............  4,072    303,364
#   Mattel, Inc........................................  6,275    168,797
    McDonald's Corp.................................... 23,868  2,206,358
*   MGM Resorts International.......................... 16,350    318,498
*   Michael Kors Holdings, Ltd.........................  2,261    160,056
*   Mohawk Industries, Inc.............................  3,241    534,895
    Morningstar, Inc...................................    688     45,814
*   Murphy USA, Inc....................................    641     44,748
*   Netflix, Inc.......................................    479    211,622
#   Newell Rubbermaid, Inc.............................  6,513    240,134
*   News Corp. Class A................................. 11,771    175,270
#*  News Corp. Class B.................................  4,978     71,882

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Discretionary -- (Continued)
    NIKE, Inc. Class B................................. 14,517 $1,339,193
    Nordstrom, Inc.....................................  4,221    321,640
*   Norwegian Cruise Line Holdings, Ltd................  6,894    301,681
*   NVR, Inc...........................................     85    106,610
*   O'Reilly Automotive, Inc...........................  2,449    458,845
*   Office Depot, Inc.................................. 25,800    196,080
#   Omnicom Group, Inc.................................  7,063    514,186
#*  Panera Bread Co. Class A...........................  1,108    190,421
#*  Penn National Gaming, Inc..........................  1,617     24,206
    Penske Automotive Group, Inc.......................  6,358    307,409
    PetSmart, Inc......................................  1,489    121,659
#   Polaris Industries, Inc............................  1,575    227,729
*   Priceline Group, Inc. (The)........................    846    854,020
    PulteGroup, Inc.................................... 12,549    258,384
    PVH Corp...........................................  2,895    319,203
    Ralph Lauren Corp..................................  2,010    335,449
    Remy International, Inc............................    280      5,956
    Ross Stores, Inc...................................  4,996    458,183
    Royal Caribbean Cruises, Ltd.......................  8,076    610,142
*   Sally Beauty Holdings, Inc.........................  6,018    187,039
#   Scripps Networks Interactive, Inc. Class A.........  3,515    249,881
#*  Sears Holdings Corp................................  1,850     58,904
    Service Corp. International........................ 16,312    369,141
    Signet Jewelers, Ltd...............................  2,255    273,103
#   Sinclair Broadcast Group, Inc. Class A.............  1,610     39,831
*   Sirius XM Holdings, Inc............................ 89,947    319,312
    Six Flags Entertainment Corp.......................  1,474     63,323
#   Sotheby's..........................................    898     38,210
    Staples, Inc....................................... 28,475    485,499
    Starbucks Corp..................................... 17,883  1,565,299
    Starwood Hotels & Resorts Worldwide, Inc...........  4,646    334,373
#*  Starz..............................................  1,278     37,727
    Target Corp........................................ 17,175  1,264,252
*   Tenneco, Inc.......................................  1,040     53,477
#*  Tesla Motors, Inc..................................  1,102    224,367
    Tiffany & Co.......................................  2,360    204,470
    Time Warner Cable, Inc.............................  3,035    413,155
    Time Warner, Inc................................... 30,437  2,371,955
    Time, Inc..........................................  1,024     25,641
    TJX Cos., Inc. (The)............................... 16,571  1,092,692
*   Toll Brothers, Inc.................................  8,436    292,054
    Tractor Supply Co..................................  2,980    241,887
*   TripAdvisor, Inc...................................  1,219     81,685
*   TRW Automotive Holdings Corp.......................  2,980    307,447
    Tupperware Brands Corp.............................    916     61,931
    Twenty-First Century Fox, Inc. Class A............. 28,826    955,870
    Twenty-First Century Fox, Inc. Class B.............  9,360    298,116
*   Ulta Salon Cosmetics & Fragrance, Inc..............  1,224    161,495
*   Under Armour, Inc. Class A.........................  2,964    213,645
#*  Urban Outfitters, Inc..............................  8,057    280,867
    VF Corp............................................  6,417    445,147
    Viacom, Inc. Class A...............................    134      8,689
    Viacom, Inc. Class B...............................  7,026    452,615

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Consumer Discretionary -- (Continued)
*   Visteon Corp.......................................  3,208 $   311,016
    Walt Disney Co. (The).............................. 37,413   3,403,086
#   Wendy's Co. (The)..................................  5,283      55,683
    Whirlpool Corp.....................................  3,838     764,069
    Williams-Sonoma, Inc...............................  1,995     156,109
    Wyndham Worldwide Corp.............................  3,667     307,258
    Wynn Resorts, Ltd..................................  1,086     160,674
    Yum! Brands, Inc................................... 10,472     756,916
                                                               -----------
Total Consumer Discretionary...........................         68,645,216
                                                               -----------
Consumer Staples -- (8.5%)
    Altria Group, Inc.................................. 47,132   2,502,709
    Archer-Daniels-Midland Co.......................... 12,258     571,591
    Avon Products, Inc.................................  6,093      47,160
#*  Boston Beer Co., Inc. (The) Class A................    300      94,356
    Brown-Forman Corp. Class A.........................    358      31,762
    Brown-Forman Corp. Class B.........................  2,681     238,260
    Bunge, Ltd.........................................  5,074     454,275
#   Campbell Soup Co...................................  7,320     334,817
    Church & Dwight Co., Inc...........................  2,805     226,981
    Clorox Co. (The)...................................  2,859     305,084
    Coca-Cola Co. (The)................................ 81,062   3,337,323
    Coca-Cola Enterprises, Inc......................... 11,239     473,162
    Colgate-Palmolive Co............................... 21,709   1,465,792
    ConAgra Foods, Inc................................. 14,954     529,820
*   Constellation Brands, Inc. Class A.................  4,128     455,938
    Costco Wholesale Corp..............................  8,075   1,154,644
#   Coty, Inc. Class A.................................    979      18,621
    CVS Health Corp.................................... 26,870   2,637,559
    Dr Pepper Snapple Group, Inc.......................  4,550     351,578
    Energizer Holdings, Inc............................  2,750     352,027
    Estee Lauder Cos., Inc. (The) Class A..............  5,786     408,434
#   Flowers Foods, Inc................................. 11,781     230,436
    General Mills, Inc................................. 13,013     682,922
#*  Hain Celestial Group, Inc. (The)...................  3,495     184,431
#   Herbalife, Ltd.....................................  1,227      37,399
    Hershey Co. (The)..................................  3,673     375,417
    Hormel Foods Corp..................................  7,935     406,431
    Ingredion, Inc.....................................  5,237     422,312
    JM Smucker Co. (The)...............................  4,610     475,521
    Kellogg Co.........................................  6,477     424,762
    Keurig Green Mountain, Inc.........................  2,279     279,314
    Kimberly-Clark Corp................................  9,059     978,010
    Kraft Foods Group, Inc............................. 11,452     748,274
    Kroger Co. (The)................................... 11,435     789,587
    Lorillard, Inc.....................................  2,666     174,916
#   McCormick & Co., Inc...............................  2,533     180,831
    Mead Johnson Nutrition Co..........................  4,889     481,518
    Molson Coors Brewing Co. Class B...................  5,755     436,977
    Mondelez International, Inc. Class A............... 32,062   1,129,865
*   Monster Beverage Corp..............................  3,886     454,468
#   Nu Skin Enterprises, Inc. Class A..................    695      28,481
    PepsiCo, Inc....................................... 36,637   3,435,818

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Staples -- (Continued)
    Philip Morris International, Inc...................  29,346 $ 2,354,723
#   Pilgrim's Pride Corp...............................   4,150     112,672
    Pinnacle Foods, Inc................................   8,171     293,911
#   Pricesmart, Inc....................................     408      33,366
    Procter & Gamble Co. (The).........................  51,403   4,332,759
    Reynolds American, Inc.............................   7,886     535,854
*   Rite Aid Corp......................................  10,428      72,787
*   Seaboard Corp......................................       4      15,300
    Spectrum Brands Holdings, Inc......................   2,944     264,018
#*  Sprouts Farmers Market, Inc........................   3,874     141,052
    Sysco Corp.........................................  12,691     497,106
    Tyson Foods, Inc. Class A..........................  14,088     549,995
*   United Natural Foods, Inc..........................   1,743     134,699
    Wal-Mart Stores, Inc...............................  43,857   3,726,968
    Walgreens Boots Alliance, Inc......................  12,263     904,396
*   WhiteWave Foods Co. (The) Class A..................   7,279     239,989
    Whole Foods Market, Inc............................   7,502     390,817
                                                                -----------
Total Consumer Staples.................................          42,949,995
                                                                -----------
Energy -- (6.9%)
    Anadarko Petroleum Corp............................   9,392     767,796
    Apache Corp........................................   5,166     323,237
#   Atwood Oceanics, Inc...............................   1,717      49,072
    Baker Hughes, Inc..................................   4,610     267,334
    Cabot Oil & Gas Corp...............................  20,041     531,086
#*  California Resources Corp..........................   4,959      25,390
*   Cameron International Corp.........................   5,727     256,455
*   Cheniere Energy, Inc...............................   4,545     324,422
#   Chesapeake Energy Corp.............................  20,207     387,570
    Chevron Corp.......................................  41,400   4,244,742
    Cimarex Energy Co..................................   3,050     314,760
*   Cobalt International Energy, Inc...................   3,812      34,765
*   Concho Resources, Inc..............................   2,963     328,449
    ConocoPhillips.....................................  21,844   1,375,735
    CONSOL Energy, Inc.................................   3,517     101,817
#*  Continental Resources, Inc.........................   1,077      48,896
#   Core Laboratories NV...............................     696      64,554
#   CVR Energy, Inc....................................   2,172      83,231
#   Denbury Resources, Inc.............................   9,354      64,543
    Devon Energy Corp..................................   4,993     300,928
#   Diamond Offshore Drilling, Inc.....................   3,393     106,981
*   Diamondback Energy, Inc............................   1,132      78,097
*   Dresser-Rand Group, Inc............................   1,357     108,669
*   Dril-Quip, Inc.....................................     845      62,724
    Energen Corp.......................................   1,250      79,275
    EnLink Midstream LLC...............................   2,116      66,950
    EOG Resources, Inc.................................  12,865   1,145,371
    EQT Corp...........................................   1,198      89,179
    Exxon Mobil Corp................................... 114,585  10,017,021
*   FMC Technologies, Inc..............................   4,149     155,505
*   Gulfport Energy Corp...............................   1,772      68,204
    Halliburton Co.....................................  11,432     457,166
#   Helmerich & Payne, Inc.............................   2,807     167,185

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Energy -- (Continued)
    Hess Corp..........................................  3,251 $   219,410
    HollyFrontier Corp.................................  7,981     286,678
#   Kinder Morgan, Inc................................. 49,305   2,023,970
*   Kosmos Energy, Ltd.................................  9,112      79,912
#*  Laredo Petroleum Holdings, Inc.....................  2,647      25,967
#   LinnCo LLC.........................................  2,321      23,976
    Marathon Oil Corp.................................. 10,590     281,694
    Marathon Petroleum Corp............................  9,696     897,753
#   Murphy Oil Corp....................................  4,327     194,326
    Nabors Industries, Ltd.............................  6,763      77,842
    National Oilwell Varco, Inc........................  5,107     277,974
*   Newfield Exploration Co............................  5,574     165,994
#   Noble Corp. P.L.C..................................  4,704      76,299
    Noble Energy, Inc..................................  4,677     223,280
#*  Oasis Petroleum, Inc...............................  4,231      56,865
    Occidental Petroleum Corp.......................... 12,398     991,840
    Oceaneering International, Inc.....................  2,631     137,759
*   Oil States International, Inc......................  1,445      59,346
    ONEOK, Inc.........................................  3,498     154,017
#   Paragon Offshore P.L.C.............................  1,568       3,277
    Patterson-UTI Energy, Inc..........................  4,601      78,953
#   Peabody Energy Corp................................  4,708      29,331
    Phillips 66........................................  8,085     568,537
    Pioneer Natural Resources Co.......................  1,536     231,214
    QEP Resources, Inc.................................  7,044     142,430
    Range Resources Corp...............................  2,549     117,942
    Rowan Cos. P.L.C. Class A..........................  2,040      43,085
    RPC, Inc...........................................  3,262      40,677
    Schlumberger, Ltd.................................. 18,630   1,534,926
#*  Seventy Seven Energy, Inc..........................    925       3,654
    SM Energy Co.......................................  3,000     113,460
#*  Southwestern Energy Co............................. 11,784     292,125
    Spectra Energy Corp................................ 10,809     361,453
    Superior Energy Services, Inc......................  3,836      76,720
    Targa Resources Corp...............................  1,089      94,558
    Teekay Corp........................................  2,475     104,767
    Tesoro Corp........................................  7,960     650,571
#   Transocean, Ltd....................................  5,658      92,225
#*  Ultra Petroleum Corp...............................  2,722      34,705
    Valero Energy Corp................................. 15,379     813,241
*   Weatherford International P.L.C.................... 17,414     179,887
    Western Refining, Inc..............................  5,857     217,470
*   Whiting Petroleum Corp.............................  3,570     107,171
    Williams Cos., Inc. (The)..........................  9,547     418,731
*   WPX Energy, Inc....................................  4,350      46,371
                                                               -----------
Total Energy...........................................         35,149,492
                                                               -----------
Financials -- (13.1%)
    ACE, Ltd...........................................  6,191     668,380
*   Affiliated Managers Group, Inc.....................  2,236     459,543
    Aflac, Inc......................................... 11,033     629,764
*   Alleghany Corp.....................................    564     249,339
    Allied World Assurance Co. Holdings AG.............  2,182      84,378

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    Allstate Corp. (The)...............................  10,353 $  722,536
#*  Altisource Portfolio Solutions SA..................     400      8,112
    American Express Co................................  22,217  1,792,690
    American Financial Group, Inc......................   4,200    243,768
    American International Group, Inc..................  26,762  1,307,859
    Ameriprise Financial, Inc..........................   5,139    642,067
#   Amtrust Financial Services, Inc....................   5,321    269,349
    Aon P.L.C..........................................   6,112    550,386
*   Arch Capital Group, Ltd............................   4,385    254,198
    Arthur J Gallagher & Co............................   5,466    242,854
    Artisan Partners Asset Management, Inc. Class A....     408     19,694
    Assurant, Inc......................................   3,482    221,142
    Assured Guaranty, Ltd..............................   9,770    238,583
    Axis Capital Holdings, Ltd.........................   4,612    234,751
    Bank of America Corp............................... 194,303  2,943,690
    Bank of New York Mellon Corp. (The)................  21,836    786,096
    BB&T Corp..........................................  13,243    467,345
*   Berkshire Hathaway, Inc. Class B...................  33,801  4,864,302
    BlackRock, Inc.....................................   2,455    835,952
#   BOK Financial Corp.................................   2,452    132,678
    Brown & Brown, Inc.................................   7,689    237,206
    Capital One Financial Corp.........................  13,174    964,469
    CBOE Holdings, Inc.................................   4,010    258,525
*   CBRE Group, Inc. Class A...........................   8,620    278,771
    Charles Schwab Corp. (The).........................  22,761    591,331
    Chubb Corp. (The)..................................   4,403    431,054
    Cincinnati Financial Corp..........................   5,976    301,848
    CIT Group, Inc.....................................   6,426    281,587
    Citigroup, Inc.....................................  56,400  2,647,980
    City National Corp.................................   2,441    211,610
    CME Group, Inc.....................................   6,082    518,795
    CNA Financial Corp.................................   1,153     44,921
    Comerica, Inc......................................   5,922    245,763
#   Commerce Bancshares, Inc...........................   5,516    220,640
#   Cullen/Frost Bankers, Inc..........................   2,829    176,247
    Discover Financial Services........................  14,200    772,196
*   E*TRADE Financial Corp.............................  10,356    238,706
    East West Bancorp, Inc.............................   7,709    278,912
    Eaton Vance Corp...................................   5,223    210,226
    Erie Indemnity Co. Class A.........................   2,798    242,475
    Everest Re Group, Ltd..............................   2,090    358,184
    Fifth Third Bancorp................................  28,383    491,026
    First Niagara Financial Group, Inc.................   6,123     49,719
    First Republic Bank................................   5,833    297,016
    FirstMerit Corp....................................   2,975     48,745
    FNF Group..........................................   4,714    165,461
*   FNFV Group.........................................   1,571     19,480
*   Forest City Enterprises, Inc. Class A..............   6,993    171,328
    Franklin Resources, Inc............................  12,454    641,755
*   Genworth Financial, Inc. Class A...................   6,943     48,462
    Goldman Sachs Group, Inc. (The)....................   9,262  1,596,861
    Hartford Financial Services Group, Inc. (The)......  19,279    749,953
    HCC Insurance Holdings, Inc........................   5,104    272,247

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Financials -- (Continued)
*   Howard Hughes Corp. (The)..........................  1,509 $  197,121
    Huntington Bancshares, Inc......................... 35,880    359,518
    Intercontinental Exchange, Inc.....................  2,190    450,549
    Invesco, Ltd....................................... 15,332    563,144
    Investors Bancorp, Inc............................. 15,987    176,017
    Jones Lang LaSalle, Inc............................  1,858    273,275
    JPMorgan Chase & Co................................ 68,514  3,725,791
    KeyCorp............................................ 30,342    394,143
    Legg Mason, Inc....................................  5,530    306,583
    Leucadia National Corp............................. 12,937    293,282
    Lincoln National Corp..............................  9,497    474,660
    Loews Corp......................................... 13,590    519,953
#   LPL Financial Holdings, Inc........................  5,748    236,530
#   M&T Bank Corp......................................  4,577    517,933
*   Markel Corp........................................    405    276,761
    Marsh & McLennan Cos., Inc......................... 12,661    680,782
    McGraw Hill Financial, Inc.........................  6,415    573,758
    MetLife, Inc....................................... 18,447    857,785
    Moody's Corp.......................................  4,565    416,921
    Morgan Stanley..................................... 28,091    949,757
    MSCI, Inc..........................................  6,023    324,158
    NASDAQ OMX Group, Inc. (The).......................  5,961    271,822
    Navient Corp....................................... 21,137    417,244
#   New York Community Bancorp, Inc.................... 15,820    244,419
    Northern Trust Corp................................  7,947    519,575
    NorthStar Asset Management Group, Inc..............  3,700     78,329
#*  Ocwen Financial Corp...............................  1,417      8,672
    Old Republic International Corp....................  6,588     92,496
    PacWest Bancorp....................................  4,900    209,499
    PartnerRe, Ltd.....................................  2,895    331,188
#   People's United Financial, Inc..................... 13,662    192,224
    PNC Financial Services Group, Inc. (The)........... 10,085    852,586
*   Popular, Inc.......................................  1,497     46,153
    Principal Financial Group, Inc..................... 13,201    619,523
    ProAssurance Corp..................................    758     33,632
    Progressive Corp. (The)............................ 30,930    802,633
    Prosperity Bancshares, Inc.........................  2,006     91,855
    Protective Life Corp...............................  1,224     85,619
    Prudential Financial, Inc..........................  8,514    646,042
    Raymond James Financial, Inc.......................  5,012    263,731
*   Realogy Holdings Corp..............................  7,799    362,653
    Regions Financial Corp............................. 49,310    428,997
    Reinsurance Group of America, Inc..................  3,007    249,010
    RenaissanceRe Holdings, Ltd........................  1,664    159,128
    SEI Investments Co.................................  3,697    148,508
*   Signature Bank.....................................  2,687    314,728
    SLM Corp........................................... 25,269    230,201
    State Street Corp..................................  8,086    578,230
    SunTrust Banks, Inc................................  9,820    377,284
*   SVB Financial Group................................  3,902    440,536
    T Rowe Price Group, Inc............................  5,573    438,707
    TD Ameritrade Holding Corp......................... 14,529    470,594
    TFS Financial Corp.................................  9,189    128,830

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    Torchmark Corp.....................................   4,663 $   233,476
    Travelers Cos., Inc. (The).........................  11,088   1,140,068
    U.S. Bancorp.......................................  38,780   1,625,270
    Umpqua Holdings Corp...............................   3,822      59,279
    Unum Group.........................................   8,942     277,739
    Validus Holdings, Ltd..............................   1,707      67,683
    Voya Financial, Inc................................   8,921     348,008
    Waddell & Reed Financial, Inc. Class A.............   1,546      69,122
    Wells Fargo & Co................................... 111,996   5,814,832
    Willis Group Holdings P.L.C........................   5,412     234,340
    WR Berkley Corp....................................   6,129     300,260
    XL Group P.L.C.....................................   9,199     317,273
    Zions Bancorporation...............................   8,763     209,961
                                                                -----------
Total Financials.......................................          66,333,335
                                                                -----------
Health Care -- (12.4%)
    Abbott Laboratories................................  15,595     698,032
    AbbVie, Inc........................................  37,832   2,283,161
*   Actavis P.L.C......................................   4,883   1,301,515
    Aetna, Inc.........................................   9,914     910,303
    Agilent Technologies, Inc..........................   4,866     183,789
*   Agios Pharmaceuticals, Inc.........................     968     112,211
#*  Akorn, Inc.........................................   2,600     110,708
*   Alexion Pharmaceuticals, Inc.......................   2,966     543,490
*   Align Technology, Inc..............................   2,668     141,537
*   Alkermes P.L.C.....................................   1,668     120,513
    Allergan, Inc......................................   2,691     590,029
*   Alnylam Pharmaceuticals, Inc.......................   1,096     102,838
    AmerisourceBergen Corp.............................   4,647     441,697
    Amgen, Inc.........................................  14,043   2,138,187
    Anthem, Inc........................................   6,649     897,349
#*  athenahealth, Inc..................................   1,017     142,085
    Baxter International, Inc..........................  11,773     827,760
    Becton Dickinson and Co............................   4,227     583,664
*   Bio-Rad Laboratories, Inc. Class A.................     312      35,715
*   Biogen Idec, Inc...................................   5,030   1,957,475
*   BioMarin Pharmaceutical, Inc.......................   1,920     186,547
*   Boston Scientific Corp.............................  36,595     541,972
    Bristol-Myers Squibb Co............................  25,003   1,506,931
*   Brookdale Senior Living, Inc.......................   6,853     231,289
*   Bruker Corp........................................   2,980      56,203
    Cardinal Health, Inc...............................   7,140     593,977
*   CareFusion Corp....................................   3,277     194,326
*   Celgene Corp.......................................  16,729   1,993,428
*   Centene Corp.......................................   1,739     189,829
#*  Cepheid............................................   1,449      81,883
*   Cerner Corp........................................   3,520     233,552
    Cigna Corp.........................................   7,129     761,591
*   Community Health Systems, Inc......................  11,093     522,148
#   Cooper Cos., Inc. (The)............................   1,308     206,206
*   Covance, Inc.......................................     992     105,360
    CR Bard, Inc.......................................   1,259     215,327
*   DaVita HealthCare Partners, Inc....................  13,324   1,000,099

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Health Care -- (Continued)
    DENTSPLY International, Inc........................   6,066 $  303,452
*   DexCom, Inc........................................   1,793    107,186
*   Edwards Lifesciences Corp..........................   2,467    309,238
    Eli Lilly & Co.....................................  15,236  1,096,992
*   Endo International P.L.C...........................   2,920    232,461
*   Envision Healthcare Holdings, Inc..................   4,373    150,344
*   Express Scripts Holding Co.........................  17,347  1,400,076
*   Gilead Sciences, Inc...............................  36,299  3,805,224
*   Halyard Health, Inc................................     562     25,048
*   HCA Holdings, Inc..................................   5,722    405,118
*   Health Net, Inc....................................   3,527    191,058
*   Henry Schein, Inc..................................   2,957    408,273
*   Hologic, Inc.......................................  10,015    304,105
*   Hospira, Inc.......................................   5,163    327,489
    Humana, Inc........................................   3,588    525,427
#*  IDEXX Laboratories, Inc............................   1,129    178,856
*   Illumina, Inc......................................   2,894    564,880
#*  Incyte Corp........................................   3,326    265,115
*   Intuitive Surgical, Inc............................     508    251,196
#*  Isis Pharmaceuticals, Inc..........................   1,382     94,681
#*  Jazz Pharmaceuticals P.L.C.........................     591    100,080
    Johnson & Johnson..................................  63,947  6,403,653
*   Laboratory Corp. of America Holdings...............   2,616    300,264
*   Mallinckrodt P.L.C.................................   2,230    236,358
    McKesson Corp......................................   4,337    922,263
*   Medivation, Inc....................................   1,795    195,332
*   MEDNAX, Inc........................................   4,401    298,784
#   Medtronic P.L.C....................................  22,994  1,641,744
    Merck & Co., Inc...................................  52,424  3,160,119
*   Mettler-Toledo International, Inc..................     749    227,659
*   Mylan, Inc.........................................   7,826    415,952
*   NPS Pharmaceuticals, Inc...........................   3,700    169,682
    Omnicare, Inc......................................   4,220    316,416
#*  Opko Health, Inc...................................  12,263    148,750
#*  Pacira Pharmaceuticals, Inc........................     400     42,940
    Patterson Cos., Inc................................   4,761    238,478
    PerkinElmer, Inc...................................   4,806    219,682
    Perrigo Co. P.L.C..................................   2,625    398,317
    Pfizer, Inc........................................ 109,169  3,411,531
#*  Pharmacyclics, Inc.................................     818    138,038
#*  Puma Biotechnology, Inc............................     645    136,147
#   Quest Diagnostics, Inc.............................   7,704    547,523
*   Quintiles Transnational Holdings, Inc..............   1,866    112,893
*   Receptos, Inc......................................     600     66,102
*   Regeneron Pharmaceuticals, Inc.....................   1,532    638,323
#   ResMed, Inc........................................   3,326    207,775
*   Salix Pharmaceuticals, Ltd.........................   1,026    138,171
#*  Seattle Genetics, Inc..............................   2,518     78,461
*   Sirona Dental Systems, Inc.........................   2,336    210,754
    St Jude Medical, Inc...............................   4,778    314,727
    STERIS Corp........................................   3,379    220,378
    Stryker Corp.......................................   2,757    251,025
#*  Synageva BioPharma Corp............................     353     40,673

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Health Care -- (Continued)
*   Taro Pharmaceutical Industries, Ltd................    693 $   115,385
*   Team Health Holdings, Inc..........................  3,137     162,183
#   Teleflex, Inc......................................  1,891     207,178
#*  Tenet Healthcare Corp..............................  4,666     197,278
#*  Theravance Biopharma, Inc..........................    288       4,677
    Thermo Fisher Scientific, Inc......................  7,563     946,963
*   United Therapeutics Corp...........................  1,983     279,861
    UnitedHealth Group, Inc............................ 26,110   2,774,187
    Universal Health Services, Inc. Class B............  5,755     590,060
#*  Varian Medical Systems, Inc........................  2,092     193,636
*   VCA, Inc...........................................  3,433     178,859
*   Vertex Pharmaceuticals, Inc........................  3,025     333,173
*   Waters Corp........................................  1,628     193,813
    Zimmer Holdings, Inc...............................  2,877     322,512
    Zoetis, Inc........................................ 11,935     509,983
                                                               -----------
Total Health Care......................................         62,647,687
                                                               -----------
Industrials -- (12.6%)
    3M Co.............................................. 14,622   2,373,151
    Acuity Brands, Inc.................................  1,421     212,994
#   ADT Corp. (The).................................... 16,185     556,764
*   AECOM..............................................  7,550     191,921
#   AGCO Corp..........................................  2,645     114,634
    Air Lease Corp.....................................  2,028      70,858
    Alaska Air Group, Inc..............................  9,310     631,870
    Allegion P.L.C.....................................    601      32,460
#   Alliant Techsystems, Inc...........................  1,030     134,219
    Allison Transmission Holdings, Inc................. 14,866     465,603
*   AMERCO.............................................  1,086     310,715
    American Airlines Group, Inc....................... 17,402     854,090
    AMETEK, Inc........................................  9,257     443,410
    AO Smith Corp......................................  3,579     212,628
*   Avis Budget Group, Inc.............................  6,161     353,087
*   B/E Aerospace, Inc.................................  4,335     252,861
    Babcock & Wilcox Co. (The).........................  2,510      68,347
    Boeing Co. (The)................................... 16,077   2,337,113
    Carlisle Cos., Inc.................................  3,512     314,956
    Caterpillar, Inc................................... 12,715   1,016,819
    CH Robinson Worldwide, Inc.........................  3,298     234,884
*   Chart Industries, Inc..............................    275       7,838
#   Chicago Bridge & Iron Co. NV.......................  1,643      56,700
    Cintas Corp........................................  4,328     340,614
    Civeo Corp.........................................  2,890       8,468
#*  Clean Harbors, Inc.................................  1,175      55,601
#*  Colfax Corp........................................  1,951      88,400
#   Copa Holdings SA Class A...........................    579      62,248
*   Copart, Inc........................................  5,189     189,917
    Crane Co...........................................  1,416      86,305
    CSX Corp........................................... 32,583   1,085,014
    Cummins, Inc.......................................  4,016     560,071
    Danaher Corp....................................... 11,717     965,246
#   Deere & Co......................................... 12,097   1,030,543
    Delta Air Lines, Inc............................... 21,977   1,039,732

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
    Donaldson Co., Inc.................................   6,640 $  242,758
    Dover Corp.........................................   4,288    300,332
    Dun & Bradstreet Corp. (The).......................   1,287    148,147
    Eaton Corp. P.L.C..................................   7,955    501,881
    Emerson Electric Co................................  18,218  1,037,333
    Equifax, Inc.......................................   4,408    372,300
*   Esterline Technologies Corp........................     900    100,881
    Exelis, Inc........................................   5,024     85,961
    Expeditors International of Washington, Inc........   4,052    176,991
#   Fastenal Co........................................   6,264    278,122
    FedEx Corp.........................................   8,705  1,472,103
    Flowserve Corp.....................................   2,051    111,759
    Fluor Corp.........................................   3,133    167,897
    Fortune Brands Home & Security, Inc................   6,932    310,484
#*  Generac Holdings, Inc..............................   1,233     53,931
    General Dynamics Corp..............................   6,347    845,484
    General Electric Co................................ 179,328  4,284,146
*   Genesee & Wyoming, Inc. Class A....................   1,505    124,087
    Graco, Inc.........................................   2,966    211,298
*   HD Supply Holdings, Inc............................   6,638    191,374
*   Hertz Global Holdings, Inc.........................  12,626    259,086
    Hexcel Corp........................................   4,540    200,804
    Honeywell International, Inc.......................  17,311  1,692,323
    Hubbell, Inc. Class A..............................     100     10,855
    Hubbell, Inc. Class B..............................   1,793    190,130
    Huntington Ingalls Industries, Inc.................   3,537    412,414
    IDEX Corp..........................................   4,377    316,676
*   IHS, Inc. Class A..................................   1,984    228,418
    Illinois Tool Works, Inc...........................   8,088    752,912
    Ingersoll-Rand P.L.C...............................  12,045    799,788
    ITT Corp...........................................   2,579     92,354
*   Jacobs Engineering Group, Inc......................   1,750     66,675
#   JB Hunt Transport Services, Inc....................   3,731    297,025
#*  JetBlue Airways Corp...............................  21,312    357,828
#   Joy Global, Inc....................................   3,006    126,072
    Kansas City Southern...............................   4,801    528,542
    KAR Auction Services, Inc..........................  10,924    372,618
    KBR, Inc...........................................   3,277     54,169
    Kennametal, Inc....................................   1,913     60,106
*   Kirby Corp.........................................   2,043    148,097
*   KLX, Inc...........................................     717     28,185
    L-3 Communications Holdings, Inc...................   3,865    475,859
    Lennox International, Inc..........................   2,212    217,462
    Lincoln Electric Holdings, Inc.....................   3,856    261,861
    Lockheed Martin Corp...............................   6,566  1,236,837
#   Manitowoc Co., Inc. (The)..........................   3,271     61,168
#   Manpowergroup, Inc.................................   2,305    167,988
    Masco Corp.........................................   7,052    175,172
*   Middleby Corp. (The)...............................   2,303    218,831
#   MSC Industrial Direct Co., Inc. Class A............   1,992    149,539
    Nielsen NV.........................................  16,655    725,492
    Nordson Corp.......................................   3,040    221,494
    Norfolk Southern Corp..............................   8,938    911,408

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Industrials -- (Continued)
    Northrop Grumman Corp..............................  4,319 $  677,867
#*  NOW, Inc...........................................    770     19,212
*   Old Dominion Freight Line, Inc.....................  3,470    243,316
    Oshkosh Corp.......................................  2,396    102,669
    Owens Corning......................................  5,137    205,737
    PACCAR, Inc........................................  9,324    560,466
    Pall Corp..........................................  2,107    203,873
    Parker Hannifin Corp...............................  6,573    765,492
    Pentair P.L.C......................................  7,966    492,378
    Pitney Bowes, Inc..................................  8,737    209,513
    Precision Castparts Corp...........................  3,248    649,925
*   Quanta Services, Inc...............................  4,165    110,289
    Raytheon Co........................................  8,644    864,832
    Republic Services, Inc............................. 15,775    625,952
    Robert Half International, Inc.....................  3,089    179,347
    Rockwell Automation, Inc...........................  4,089    445,374
    Rockwell Collins, Inc..............................  3,984    341,110
    Rollins, Inc.......................................  5,988    197,903
    Roper Industries, Inc..............................  4,480    691,443
#   RR Donnelley & Sons Co.............................  3,166     52,144
    Ryder System, Inc..................................  4,951    409,893
#*  Sensata Technologies Holding NV....................  4,022    198,365
    Snap-on, Inc.......................................  2,181    289,441
#*  SolarCity Corp.....................................  1,457     70,825
    Southwest Airlines Co.............................. 21,681    979,548
*   Spirit Aerosystems Holdings, Inc. Class A..........  5,869    264,340
*   Spirit Airlines, Inc...............................  3,568    264,532
    SPX Corp...........................................    998     83,403
    Stanley Black & Decker, Inc........................  7,014    656,861
*   Stericycle, Inc....................................  1,851    243,018
#*  Swift Transportation Co............................  5,731    140,868
*   Teledyne Technologies, Inc.........................    975     92,664
    Terex Corp.........................................  2,690     60,471
    Textron, Inc....................................... 14,543    618,950
    Timken Co. (The)...................................  2,948    112,053
    Toro Co. (The).....................................    800     51,928
    Towers Watson & Co. Class A........................  3,015    357,278
    TransDigm Group, Inc...............................  1,067    219,301
#   Trinity Industries, Inc............................  6,428    170,149
    Triumph Group, Inc.................................  1,050     59,913
    Tyco International P.L.C...........................  4,933    201,316
    Union Pacific Corp................................. 27,647  3,240,505
*   United Continental Holdings, Inc...................  8,558    593,668
    United Parcel Service, Inc. Class B................ 17,229  1,702,914
*   United Rentals, Inc................................  3,884    321,789
    United Technologies Corp........................... 19,390  2,225,584
#*  USG Corp...........................................  5,724    174,296
    Valmont Industries, Inc............................    893    107,267
*   Vectrus, Inc.......................................    279      7,767
*   Verisk Analytics, Inc. Class A.....................  3,758    241,827
#*  Veritiv Corp.......................................    102      5,189
*   WABCO Holdings, Inc................................  3,194    303,973
    Wabtec Corp........................................  2,062    172,074

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    Waste Connections, Inc.............................   8,185 $   353,756
    Waste Management, Inc..............................  11,265     579,359
    Watsco, Inc........................................     448      48,769
#*  WESCO International, Inc...........................   1,490      99,472
#   WW Grainger, Inc...................................   1,734     408,947
    Xylem, Inc.........................................   8,208     279,893
                                                                -----------
Total Industrials......................................          63,646,546
                                                                -----------
Information Technology -- (17.8%)
#*  3D Systems Corp....................................   1,866      54,263
    Accenture P.L.C. Class A...........................  15,108   1,269,525
    Activision Blizzard, Inc...........................  31,781     664,064
*   Adobe Systems, Inc.................................   6,011     421,551
*   Akamai Technologies, Inc...........................   5,507     320,260
*   Alliance Data Systems Corp.........................   1,649     476,281
    Altera Corp........................................   7,395     243,480
    Amdocs, Ltd........................................   5,881     283,347
    Amphenol Corp. Class A.............................   7,822     420,120
    Analog Devices, Inc................................   7,445     387,922
*   ANSYS, Inc.........................................   2,393     193,043
*   AOL, Inc...........................................     748      32,351
    Apple, Inc......................................... 123,247  14,439,619
    Applied Materials, Inc.............................  24,060     549,530
*   ARRIS Group, Inc...................................  11,592     303,942
*   Arrow Electronics, Inc.............................   5,833     321,048
*   Aspen Technology, Inc..............................   1,797      63,515
*   Atmel Corp.........................................   4,379      36,477
*   Autodesk, Inc......................................   3,529     190,584
    Automatic Data Processing, Inc.....................  10,379     856,579
    Avago Technologies, Ltd............................   4,708     484,359
    Avnet, Inc.........................................   8,049     334,999
*   Blackhawk Network Holdings, Inc. Class B...........   1,128      37,348
    Booz Allen Hamilton Holding Corp...................   6,564     191,078
    Broadcom Corp. Class A.............................   9,359     397,149
    Broadridge Financial Solutions, Inc................   7,222     346,584
    Brocade Communications Systems, Inc................  25,219     280,435
    CA, Inc............................................  22,988     696,536
#*  Cadence Design Systems, Inc........................  10,043     180,674
    CDK Global, Inc....................................   2,309     104,274
    CDW Corp...........................................   9,295     318,447
    Cisco Systems, Inc................................. 115,906   3,055,862
*   Citrix Systems, Inc................................   3,565     211,262
*   Cognizant Technology Solutions Corp. Class A.......  12,554     679,548
*   CommVault Systems, Inc.............................     531      23,141
    Computer Sciences Corp.............................   9,920     601,946
    Corning, Inc.......................................  24,179     574,735
*   CoStar Group, Inc..................................   1,074     198,164
#*  Cree, Inc..........................................   1,039      36,739
    Dolby Laboratories, Inc. Class A...................   2,905     112,714
    DST Systems, Inc...................................     998      96,507
*   eBay, Inc..........................................  20,746   1,099,538
*   EchoStar Corp. Class A.............................   2,212     115,400
*   Electronic Arts, Inc...............................   5,948     326,307

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
    EMC Corp...........................................  47,922 $1,242,617
    Equinix, Inc.......................................   1,068    231,606
*   F5 Networks, Inc...................................   1,424    158,947
*   Facebook, Inc. Class A.............................  36,109  2,741,034
#   FactSet Research Systems, Inc......................   1,978    284,021
    FEI Co.............................................     417     34,286
    Fidelity National Information Services, Inc........  15,093    942,256
#*  First Solar, Inc...................................   1,827     77,319
*   Fiserv, Inc........................................   6,340    459,840
*   FleetCor Technologies, Inc.........................   1,706    239,693
    FLIR Systems, Inc..................................   5,244    158,369
*   Fortinet, Inc......................................   3,495    104,483
#*  Freescale Semiconductor, Ltd.......................   2,323     74,545
*   Gartner, Inc.......................................   1,963    165,324
*   Genpact, Ltd.......................................   7,957    159,697
    Global Payments, Inc...............................   3,963    346,010
*   Google, Inc. Class A...............................   5,282  2,839,339
*   Google, Inc. Class C...............................   5,344  2,856,475
    Harris Corp........................................   2,914    195,617
    Hewlett-Packard Co.................................  60,837  2,198,041
*   HomeAway, Inc......................................     883     22,508
    IAC/InterActiveCorp................................   4,745    289,208
*   Informatica Corp...................................   3,587    149,524
*   Ingram Micro, Inc. Class A.........................   7,053    177,595
    Intel Corp......................................... 131,611  4,348,427
    International Business Machines Corp...............  21,290  3,263,970
    Intuit, Inc........................................   6,386    554,433
#*  IPG Photonics Corp.................................   1,483    110,691
    Jabil Circuit, Inc.................................  13,474    277,699
    Jack Henry & Associates, Inc.......................   4,237    260,025
*   JDS Uniphase Corp..................................   2,615     31,772
    Juniper Networks, Inc..............................  15,697    356,793
*   Keysight Technologies, Inc.........................   1,683     56,195
    KLA-Tencor Corp....................................   5,031    309,256
#*  Knowles Corp.......................................   1,194     25,325
    Lam Research Corp..................................   7,218    551,744
    Leidos Holdings, Inc...............................   1,862     77,087
    Linear Technology Corp.............................   5,777    259,618
*   LinkedIn Corp. Class A.............................   1,456    327,221
    Marvell Technology Group, Ltd......................  19,558    302,953
    MasterCard, Inc. Class A...........................  23,848  1,956,251
    Maxim Integrated Products, Inc.....................  12,914    427,324
#   Microchip Technology, Inc..........................   7,208    325,081
*   Micron Technology, Inc.............................  28,948    847,163
    Microsoft Corp..................................... 169,006  6,827,842
    Motorola Solutions, Inc............................   5,412    337,763
    National Instruments Corp..........................   3,605    108,438
*   NCR Corp...........................................  11,784    299,314
    NetApp, Inc........................................  10,975    414,855
#*  NetSuite, Inc......................................     731     71,952
#*  NeuStar, Inc. Class A..............................   1,135     29,839
#*  Nuance Communications, Inc.........................   9,149    125,753
    NVIDIA Corp........................................  24,351    467,661

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Information Technology -- (Continued)
*   ON Semiconductor Corp.............................. 41,626 $  416,676
    Oracle Corp........................................ 64,671  2,709,068
*   Palo Alto Networks, Inc............................    892    112,740
#*  Pandora Media, Inc.................................  1,852     30,743
    Paychex, Inc.......................................  8,484    383,986
*   PTC, Inc...........................................  5,660    189,101
*   Qorvo, Inc.........................................  2,048    151,286
    QUALCOMM, Inc...................................... 31,741  1,982,543
*   Rackspace Hosting, Inc.............................  3,762    169,140
*   Red Hat, Inc.......................................  2,598    165,726
*   Salesforce.com, Inc................................  7,363    415,641
    SanDisk Corp.......................................  5,008    380,157
    Science Applications International Corp............    695     33,902
    Seagate Technology P.L.C...........................  7,805    440,514
*   ServiceNow, Inc....................................  1,703    124,149
    Skyworks Solutions, Inc............................  4,233    351,551
*   SolarWinds, Inc....................................  1,400     67,410
    Solera Holdings, Inc...............................  1,539     79,412
*   Splunk, Inc........................................  1,467     75,771
    SS&C Technologies Holdings, Inc....................  4,027    222,814
#*  Stratasys, Ltd.....................................  1,541    122,494
#*  SunEdison, Inc.....................................  4,918     92,114
#*  SunPower Corp......................................  2,137     51,544
    Symantec Corp...................................... 37,168    920,651
*   Synopsys, Inc......................................  5,091    218,862
*   Syntel, Inc........................................  1,174     50,776
*   Tableau Software, Inc. Class A.....................  1,033     83,425
    TE Connectivity, Ltd............................... 11,904    790,307
#*  Teradata Corp......................................  6,623    295,121
    Teradyne, Inc......................................  9,722    175,968
    Texas Instruments, Inc............................. 22,628  1,209,467
    Total System Services, Inc.........................  7,093    250,879
*   Trimble Navigation, Ltd............................  3,287     78,362
#*  Twitter, Inc.......................................  4,319    162,092
    Ubiquiti Networks, Inc.............................    923     24,270
*   Ultimate Software Group, Inc. (The)................    927    137,205
*   Vantiv, Inc. Class A...............................  8,581    295,101
*   VeriFone Systems, Inc..............................  3,052     95,802
#*  VeriSign, Inc......................................  2,210    120,401
    Visa, Inc. Class A.................................  7,590  1,934,767
*   VMware, Inc. Class A...............................    804     61,988
    Western Digital Corp...............................  6,473    629,370
#   Western Union Co. (The)............................ 11,763    199,971
*   WEX, Inc...........................................  1,533    141,113
#*  Workday, Inc. Class A..............................  1,215     96,544
    Xerox Corp......................................... 51,830    682,601
    Xilinx, Inc........................................  9,355    360,869
*   Yahoo!, Inc........................................ 16,898    743,343
#*  Yelp, Inc..........................................    758     39,772
*   Zebra Technologies Corp. Class A...................  2,229    186,032
#*  Zillow, Inc. Class A...............................    414     40,125

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Information Technology -- (Continued)
#*  Zynga, Inc. Class A................................ 11,278 $    28,872
                                                               -----------
Total Information Technology...........................         90,354,584
                                                               -----------
Materials -- (4.2%)
    Air Products & Chemicals, Inc......................  4,945     720,041
    Airgas, Inc........................................  3,716     418,570
    Albemarle Corp.....................................  2,968     143,236
    Alcoa, Inc......................................... 44,134     690,697
    Allegheny Technologies, Inc........................  2,060      58,772
#   Aptargroup, Inc....................................  3,618     228,332
    Ashland, Inc.......................................  2,667     316,093
    Avery Dennison Corp................................  4,048     211,589
    Ball Corp..........................................  3,316     210,002
    Bemis Co., Inc.....................................  7,699     341,066
*   Berry Plastics Group, Inc..........................  5,121     173,192
    Cabot Corp.........................................  1,074      45,548
    Celanese Corp. Series A............................ 10,724     576,522
    CF Industries Holdings, Inc........................  3,547   1,083,183
*   Crown Holdings, Inc................................  3,242     143,653
    Cytec Industries, Inc..............................  1,012      48,566
    Domtar Corp........................................    800      30,640
    Dow Chemical Co. (The)............................. 33,221   1,500,260
    Eagle Materials, Inc...............................  1,436     102,272
    Eastman Chemical Co................................  9,867     699,472
    Ecolab, Inc........................................  6,135     636,629
    EI du Pont de Nemours & Co......................... 19,435   1,383,966
    FMC Corp...........................................  1,749     100,568
    Freeport-McMoRan, Inc.............................. 17,543     294,898
*   Graphic Packaging Holding Co....................... 20,617     298,534
#   Huntsman Corp...................................... 11,997     263,454
    International Flavors & Fragrances, Inc............  2,028     215,191
    International Paper Co............................. 10,808     569,149
    LyondellBasell Industries NV Class A...............  7,530     595,548
#   Martin Marietta Materials, Inc.....................  2,183     235,196
    MeadWestvaco Corp..................................  7,538     379,011
    Monsanto Co........................................ 11,732   1,384,141
    Mosaic Co. (The)................................... 12,025     585,497
#   NewMarket Corp.....................................    540     242,822
    Newmont Mining Corp................................ 10,991     276,424
    Nucor Corp......................................... 14,205     620,048
*   Owens-Illinois, Inc................................  5,872     137,111
    Packaging Corp. of America.........................  4,550     345,118
    PolyOne Corp.......................................  1,543      54,915
    PPG Industries, Inc................................  2,752     613,366
    Praxair, Inc.......................................  7,412     893,813
    Reliance Steel & Aluminum Co.......................  1,983     103,850
    Rock-Tenn Co. Class A..............................  6,420     416,658
    Royal Gold, Inc....................................  3,137     227,307
    RPM International, Inc.............................  2,815     134,726
    Scotts Miracle-Gro Co. (The) Class A...............  1,330      84,362
    Sealed Air Corp....................................  5,201     210,641
    Sherwin-Williams Co. (The).........................  1,880     509,988
    Sigma-Aldrich Corp.................................  1,017     139,858

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Materials -- (Continued)
    Sonoco Products Co.................................   6,425 $   283,985
#   Southern Copper Corp...............................   4,414     120,414
    Steel Dynamics, Inc................................  14,162     241,320
    TimkenSteel Corp...................................     919      24,813
#   United States Steel Corp...........................   4,809     117,532
    Valspar Corp. (The)................................   2,368     197,562
    Vulcan Materials Co................................   4,718     332,666
    Westlake Chemical Corp.............................   1,482      84,933
*   WR Grace & Co......................................   1,679     145,536
                                                                -----------
Total Materials........................................          21,243,256
                                                                -----------
Real Estate Investment Trusts -- (0.1%)
#   Iron Mountain, Inc.................................   4,708     187,567
    Lamar Advertising Co. Class A......................   1,414      79,212
                                                                -----------
Total Real Estate Investment Trusts....................             266,779
                                                                -----------
Telecommunication Services -- (2.7%)
    AT&T, Inc.......................................... 182,769   6,016,755
    CenturyLink, Inc...................................  16,259     604,347
#   Frontier Communications Corp.......................  53,826     361,442
*   Level 3 Communications, Inc........................   7,828     389,365
*   SBA Communications Corp. Class A...................   2,560     298,752
#*  Sprint Corp........................................   9,676      41,607
*   T-Mobile US, Inc...................................   3,497     105,539
    Telephone & Data Systems, Inc......................   1,594      37,060
*   United States Cellular Corp........................     389      13,533
    Verizon Communications, Inc........................ 120,291   5,498,502
    Windstream Holdings, Inc...........................  54,161     430,580
                                                                -----------
Total Telecommunication Services.......................          13,797,482
                                                                -----------
Utilities -- (2.8%)
    AES Corp...........................................  14,739     180,111
    AGL Resources, Inc.................................   1,865     105,149
    Alliant Energy Corp................................   2,142     146,963
    Ameren Corp........................................   4,837     219,019
    American Electric Power Co., Inc...................   9,625     604,546
    American Water Works Co., Inc......................   3,454     193,908
#   Aqua America, Inc..................................   6,909     186,889
    Atmos Energy Corp..................................   3,964     225,591
*   Calpine Corp.......................................  27,681     577,979
    CenterPoint Energy, Inc............................   7,392     170,681
    CMS Energy Corp....................................   5,573     210,269
#   Consolidated Edison, Inc...........................   5,569     385,820
    Dominion Resources, Inc............................  10,917     839,408
    DTE Energy Co......................................   3,042     272,746
    Duke Energy Corp...................................  13,401   1,167,763
*   Dynegy, Inc........................................   2,400      65,568
    Edison International...............................   5,807     395,747
    Entergy Corp.......................................   3,435     300,597
    Exelon Corp........................................  16,183     583,235
    FirstEnergy Corp...................................   7,302     294,490
    Great Plains Energy, Inc...........................   5,272     155,893

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Utilities -- (Continued)
      Integrys Energy Group, Inc........................       749 $     60,744
      ITC Holdings Corp.................................     4,106      174,669
      MDU Resources Group, Inc..........................     1,812       40,969
#     National Fuel Gas Co..............................     2,912      184,708
      NextEra Energy, Inc...............................     7,984      872,172
      NiSource, Inc.....................................     5,496      237,757
      Northeast Utilities...............................     5,749      319,529
      NRG Energy, Inc...................................     6,647      163,915
#     NRG Yield, Inc. Class A...........................       300       15,864
      OGE Energy Corp...................................     3,845      135,267
#     ONE Gas, Inc......................................       692       30,580
      Pepco Holdings, Inc...............................     3,375       92,644
      PG&E Corp.........................................     8,983      528,290
      Pinnacle West Capital Corp........................     1,989      139,588
      PPL Corp..........................................    12,486      443,253
      Public Service Enterprise Group, Inc..............     9,438      402,814
      Questar Corp......................................     6,715      174,254
#     SCANA Corp........................................     2,493      158,979
      Sempra Energy.....................................     4,418      494,463
      Southern Co. (The)................................    16,882      856,255
      TECO Energy, Inc..................................     9,179      195,788
      UGI Corp..........................................     9,866      364,943
      Vectren Corp......................................     3,008      144,143
#     Westar Energy, Inc................................     4,441      189,720
#     Wisconsin Energy Corp.............................     3,903      217,670
      Xcel Energy, Inc..................................     9,431      353,946
                                                                   ------------
Total Utilities.........................................             14,275,296
                                                                   ------------
TOTAL COMMON STOCKS.....................................            479,309,668
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
o*    Community Health Systems, Inc. Rights 01/04/16....     4,045          109
o*    Safeway Casa Ley Contingent Value Rights..........     6,868        6,971
o*    Safeway PDC, LLC Contingent Value Rights..........     6,868          335
                                                                   ------------
TOTAL RIGHTS/WARRANTS...................................                  7,415
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional Liquid Reserves,
        0.089%.......................................... 3,000,278    3,000,278
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (4.7%)
(S)@  DFA Short Term Investment Fund.................... 2,047,310   23,687,374
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $480,064,980)^^.....           $506,004,735
                                                                   ============

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                      LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                    ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary.......... $ 68,645,216          --   --    $ 68,645,216
   Consumer Staples................   42,949,995          --   --      42,949,995
   Energy..........................   35,149,492          --   --      35,149,492
   Financials......................   66,333,335          --   --      66,333,335
   Health Care.....................   62,647,687          --   --      62,647,687
   Industrials.....................   63,646,546          --   --      63,646,546
   Information
     Technology....................   90,354,584          --   --      90,354,584
   Materials.......................   21,243,256          --   --      21,243,256
   Real Estate Investment
     Trusts........................      266,779          --   --         266,779
   Telecommunication
     Services......................   13,797,482          --   --      13,797,482
   Utilities.......................   14,275,296          --   --      14,275,296
Rights/Warrants....................           -- $     7,415   --           7,415
Temporary Cash
  Investments......................    3,000,278          --   --       3,000,278
Securities Lending
  Collateral.......................           --  23,687,374   --      23,687,374
                                    ------------ -----------   --    ------------
TOTAL.............................. $482,309,946 $23,694,789   --    $506,004,735
                                    ============ ===========   ==    ============

                       DFA COMMODITY STRATEGY PORTFOLIO
                     CONSOLIDATED SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
BONDS -- (71.0%)
AUSTRALIA -- (7.1%)
Australia & New Zealand Banking Group, Ltd.
#   1.250%, 01/10/17..................................... $12,000 $12,101,100
    1.250%, 06/13/17.....................................  10,000  10,031,340
BHP Billiton Finance USA, Ltd.
#   1.625%, 02/24/17.....................................   5,000   5,065,480
Commonwealth Bank of Australia
    1.125%, 03/13/17.....................................   8,737   8,752,412
    1.900%, 09/18/17.....................................   7,000   7,102,480
National Australia Bank, Ltd.
    0.900%, 01/20/16.....................................   5,000   5,021,480
    1.300%, 07/25/16.....................................   7,000   7,063,728
Westpac Banking Corp.
    3.000%, 12/09/15.....................................   8,500   8,685,096
#   1.200%, 05/19/17.....................................  10,000  10,042,940
    2.000%, 08/14/17.....................................   3,000   3,058,458
                                                                  -----------
TOTAL AUSTRALIA..........................................          76,924,514
                                                                  -----------
CANADA -- (3.8%)
Bank of Nova Scotia (The)
    2.550%, 01/12/17.....................................   5,000   5,156,605
Canadian National Railway Co.
#   1.450%, 12/15/16.....................................   4,275   4,327,104
Enbridge, Inc.
    4.900%, 03/01/15.....................................   1,500   1,505,221
Ontario, Province of Canada
    1.100%, 10/25/17.....................................  10,000  10,020,500
Potash Corp. of Saskatchewan, Inc.
    3.750%, 09/30/15.....................................   1,830   1,865,396
Royal Bank of Canada
    1.200%, 01/23/17.....................................   7,000   7,036,820
Thomson Reuters Corp.
    1.650%, 09/29/17.....................................   5,092   5,106,492
Toronto-Dominion Bank (The)
    2.500%, 07/14/16.....................................   2,500   2,564,380
TransCanada PipeLines, Ltd.
    3.400%, 06/01/15.....................................   3,106   3,136,765
                                                                  -----------
TOTAL CANADA.............................................          40,719,283
                                                                  -----------
FINLAND -- (1.4%)
Municipality Finance P.L.C.
    2.375%, 05/16/16.....................................  15,000  15,372,720
                                                                  -----------
FRANCE -- (1.6%)
Agence Francaise de Developpement
    2.500%, 07/15/15.....................................   3,000   3,028,755
BNP Paribas SA
    3.250%, 03/11/15.....................................   2,035   2,041,760

                                                          FACE
                                                         AMOUNT^
                                                          (000)     VALUE+
                                                        --------- -----------
FRANCE -- (Continued)
Orange SA
    2.125%, 09/16/15...................................   $   500 $   504,129
    2.750%, 09/14/16...................................     4,000   4,108,988
Societe Generale SA
    2.750%, 10/12/17...................................     5,000   5,155,050
Total Capital International SA
    1.550%, 06/28/17...................................     3,040   3,072,297
                                                                  -----------
TOTAL FRANCE...........................................            17,910,979
                                                                  -----------
GERMANY -- (1.3%)
Deutsche Bank AG
    3.250%, 01/11/16...................................     1,000   1,022,154
#   6.000%, 09/01/17...................................     3,000   3,342,141
Landeskreditbank Baden-Wuerttemberg Foerderbank
    2.250%, 07/15/16...................................    10,000  10,258,370
                                                                  -----------
TOTAL GERMANY..........................................            14,622,665
                                                                  -----------
JAPAN -- (3.1%)
Japan Bank for International Cooperation
    1.125%, 07/19/17...................................    15,000  15,066,915
Japan Finance Organization for Municipalities
    1.500%, 09/12/17...................................    13,000  13,128,440
Nomura Holdings, Inc.
    5.000%, 03/04/15...................................     3,500   3,512,541
    2.000%, 09/13/16...................................     1,000   1,010,783
Sumitomo Mitsui Banking Corp.
    1.300%, 01/10/17...................................     1,000   1,001,620
                                                                  -----------
TOTAL JAPAN............................................            33,720,299
                                                                  -----------
NETHERLANDS -- (2.6%)
Aegon NV
    4.625%, 12/01/15...................................     3,489   3,600,041
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17...................................    10,000  10,117,060
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
    3.125%, 02/05/15................................... CAD 7,000   5,513,347
Deutsche Telekom International Finance BV
    5.750%, 03/23/16...................................       880     928,125
Shell International Finance BV
    1.125%, 08/21/17...................................     8,000   8,028,136
                                                                  -----------
TOTAL NETHERLANDS......................................            28,186,709
                                                                  -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.5%)
European Bank for Reconstruction & Development
    0.750%, 09/01/17...................................     5,000   4,991,720
                                                                  -----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- -----------
SWEDEN -- (1.8%)
Kommuninvest I Sverige AB
    1.625%, 02/13/17................................... $4,500  $ 4,582,408
Svensk Exportkredit AB
    2.125%, 07/13/16...................................  5,000    5,118,700
Svenska Handelsbanken AB
    3.125%, 07/12/16...................................  9,250    9,572,742
                                                                -----------
TOTAL SWEDEN...........................................          19,273,850
                                                                -----------
SWITZERLAND -- (0.6%)
Credit Suisse New York
    3.500%, 03/23/15...................................  1,000    1,004,590
#   1.375%, 05/26/17...................................  4,000    4,006,804
UBS AG
    5.875%, 12/20/17...................................  1,104    1,237,201
                                                                -----------
TOTAL SWITZERLAND..............................................   6,248,595
                                                                -----------
UNITED KINGDOM -- (4.2%)
Barclays Bank P.L.C.
    5.000%, 09/22/16...................................  1,700    1,812,171
BP Capital Markets P.L.C.
    2.248%, 11/01/16...................................  6,500    6,626,080
British Telecommunications P.L.C.
    2.000%, 06/22/15...................................  3,100    3,117,096
    1.250%, 02/14/17...................................  1,200    1,200,242
Diageo Capital P.L.C.
#   5.500%, 09/30/16...................................  2,000    2,151,514
    1.500%, 05/11/17...................................  5,000    5,054,830
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17...................................  5,000    5,060,245
Lloyds Bank P.L.C.
#   4.875%, 01/21/16...................................  5,000    5,200,020
Rio Tinto Finance USA P.L.C.
    1.125%, 03/20/15...................................  3,850    3,853,246
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15...................................  6,300    6,363,139
Vodafone Group P.L.C.
    1.625%, 03/20/17...................................  1,000    1,006,792
#   1.625%, 03/20/17...................................  3,951    3,978,689
                                                                -----------
TOTAL UNITED KINGDOM...........................................  45,424,064
                                                                -----------
UNITED STATES -- (43.0%)
AbbVie, Inc.
    1.200%, 11/06/15...................................  4,000    4,012,732
ACE INA Holdings, Inc.
    2.600%, 11/23/15...................................  3,295    3,348,099
Actavis, Inc.
    1.875%, 10/01/17...................................  7,500    7,526,160
Air Products & Chemicals, Inc.
#   2.000%, 08/02/16...................................  3,615    3,681,494

                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- -----------
UNITED STATES -- (Continued)
Altria Group, Inc.
    4.125%, 09/11/15................................... $ 2,170 $ 2,218,191
American Express Credit Corp.
    1.750%, 06/12/15...................................     625     628,110
    2.750%, 09/15/15...................................   2,250   2,280,976
American Honda Finance Corp.
    1.550%, 12/11/17...................................   2,605   2,636,049
American International Group, Inc.
    5.850%, 01/16/18...................................   5,000   5,633,705
Ameriprise Financial, Inc.
    5.650%, 11/15/15...................................     813     843,290
Amgen, Inc.
    2.125%, 05/15/17...................................   2,500   2,548,455
Anadarko Petroleum Corp.
    5.950%, 09/15/16...................................   6,000   6,417,582
Anheuser-Busch Cos., LLC
    5.600%, 03/01/17...................................   5,000   5,454,035
Anheuser-Busch InBev Worldwide, Inc.
#   0.800%, 07/15/15...................................   2,000   2,003,798
Apache Corp.
    5.625%, 01/15/17...................................   1,500   1,623,803
Apple, Inc.
    1.050%, 05/05/17...................................  22,000  22,186,648
AT&T, Inc.
#   2.500%, 08/15/15...................................   1,076   1,087,136
    2.400%, 08/15/16...................................   1,000   1,022,443
#   1.600%, 02/15/17...................................   3,255   3,280,721
AutoZone, Inc.
    6.950%, 06/15/16...................................   3,000   3,246,249
Bank of America Corp.
    1.500%, 10/09/15...................................   5,000   5,022,495
    3.750%, 07/12/16...................................   1,500   1,554,290
Bank of New York Mellon Corp. (The)
    1.969%, 06/20/17...................................   5,000   5,095,185
Becton Dickinson and Co.
    1.750%, 11/08/16...................................   1,500   1,519,193
    1.800%, 12/15/17...................................   5,000   5,047,505
Branch Banking & Trust Co.
    1.000%, 04/03/17...................................   4,400   4,392,027
Capital One Financial Corp.
    2.150%, 03/23/15...................................   4,700   4,710,575
Cardinal Health, Inc.
#   1.900%, 06/15/17...................................   5,000   5,068,435
CareFusion Corp.
    1.450%, 05/15/17...................................   5,000   5,004,460
Caterpillar Financial Services Corp.
    1.350%, 09/06/16...................................   1,000   1,011,048
CenterPoint Energy Resources Corp.
    6.150%, 05/01/16...................................   5,000   5,326,710

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
Charles Schwab Corp. (The)
         0.850%, 12/04/15................................... $3,000  $3,010,080
Citigroup, Inc.
         1.350%, 03/10/17...................................  2,000   1,998,762
#        6.000%, 08/15/17...................................  6,860   7,596,606
Colgate-Palmolive Co.
         1.300%, 01/15/17...................................  9,723   9,837,547
Comcast Corp.
#        4.950%, 06/15/16...................................  3,500   3,708,211
Comerica, Inc.
         3.000%, 09/16/15...................................  2,277   2,308,500
Computer Sciences Corp.
         2.500%, 09/15/15...................................  3,558   3,587,990
ConAgra Foods, Inc.
         5.819%, 06/15/17...................................  5,000   5,476,335
CVS Health Corp.
         3.250%, 05/18/15...................................  1,000   1,008,170
         5.750%, 06/01/17...................................  3,000   3,321,516
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
         3.500%, 03/01/16...................................  5,000   5,137,660
Dominion Resources, Inc.
         2.250%, 09/01/15...................................  5,000   5,045,085
Dow Chemical Co. (The)
         2.500%, 02/15/16...................................  6,000   6,102,990
Eastman Chemical Co.
         3.000%, 12/15/15...................................  1,000   1,018,775
         2.400%, 06/01/17...................................  3,000   3,065,604
eBay, Inc.
         1.350%, 07/15/17...................................  8,000   7,973,200
Ecolab, Inc.
         1.000%, 08/09/15...................................  2,000   2,004,412
Energy Transfer Partners L.P.
         5.950%, 02/01/15...................................  1,200   1,200,000
EOG Resources, Inc.
         2.950%, 06/01/15...................................  2,440   2,458,446
         2.500%, 02/01/16...................................  6,000   6,098,646
Exelon Corp.
         4.900%, 06/15/15...................................    500     507,600
Express Scripts Holding Co.
         2.100%, 02/12/15...................................  4,000   4,001,448
         3.125%, 05/15/16...................................  1,975   2,028,511
Fifth Third Bancorp
         3.625%, 01/25/16...................................  1,000   1,025,931
Fifth Third Bank
         0.900%, 02/26/16...................................  2,000   2,001,374
Ford Motor Credit Co. LLC
         12.000%, 05/15/15..................................  3,500   3,609,784
GATX Corp.
         4.750%, 05/15/15...................................  5,240   5,299,464

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
General Mills, Inc.
         5.700%, 02/15/17................................... $8,250  $8,997,755
Goldman Sachs Group, Inc. (The)
         3.300%, 05/03/15...................................    600     604,237
         3.625%, 02/07/16...................................  1,000   1,026,662
         6.250%, 09/01/17...................................  3,000   3,344,058
Hartford Financial Services Group, Inc. (The)
         4.000%, 03/30/15...................................  1,400   1,407,484
Hess Corp.
         1.300%, 06/15/17...................................  5,625   5,562,759
Hewlett-Packard Co.
         3.000%, 09/15/16...................................  1,000   1,029,574
         2.600%, 09/15/17...................................  4,677   4,810,804
Hillshire Brands Co. (The)
         2.750%, 09/15/15...................................  1,666   1,682,012
HSBC USA, Inc.
         2.375%, 02/13/15...................................  2,000   2,001,242
Intel Corp.
         1.350%, 12/15/17...................................  5,000   5,039,390
John Deere Capital Corp.
         2.000%, 01/13/17...................................  1,500   1,532,567
Johnson Controls, Inc.
         5.500%, 01/15/16...................................  1,282   1,339,562
         2.600%, 12/01/16...................................  3,475   3,569,544
JPMorgan Chase & Co.
         3.400%, 06/24/15...................................  1,000   1,011,382
         2.000%, 08/15/17...................................  1,000   1,013,620
Kellogg Co.
         1.875%, 11/17/16...................................  1,000   1,015,806
         1.750%, 05/17/17...................................  3,000   3,035,052
KeyBank NA
         1.100%, 11/25/16...................................  6,000   6,016,398
KeyCorp
#        3.750%, 08/13/15...................................  3,000   3,049,818
Kinder Morgan Energy Partners L.P.
         6.000%, 02/01/17...................................    830     895,525
Kroger Co. (The)
         2.200%, 01/15/17...................................  1,000   1,020,162
Laboratory Corp. of America Holdings
         2.200%, 08/23/17...................................  6,000   6,080,658
Lorillard Tobacco Co.
         3.500%, 08/04/16...................................  4,000   4,128,500
Lowe's Cos., Inc.
         5.000%, 10/15/15...................................  1,050   1,083,492
Marathon Oil Corp.
         0.900%, 11/01/15...................................  1,140   1,138,658
Marsh & McLennan Cos., Inc.
         2.300%, 04/01/17...................................    680     693,456
MetLife, Inc.
#        5.000%, 06/15/15...................................    500     508,783

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^
                                                         (000)     VALUE+
                                                        ------- ------------
UNITED STATES -- (Continued)
Mondelez International, Inc.
    4.125%, 02/09/16................................... $ 3,716 $  3,833,667
Morgan Stanley
    3.800%, 04/29/16...................................   6,000    6,204,312
MUFG Union Bank NA
    3.000%, 06/06/16...................................   1,000    1,027,610
Mylan, Inc.
    1.350%, 11/29/16...................................   6,038    6,032,584
NYSE Euronext
    2.000%, 10/05/17...................................     305      310,261
Occidental Petroleum Corp.
    1.750%, 02/15/17...................................   2,722    2,759,637
Omnicom Group, Inc.
    5.900%, 04/15/16...................................   1,750    1,847,445
ONEOK Partners L.P.
    2.000%, 10/01/17...................................   2,820    2,810,556
Oracle Corp.
#   1.200%, 10/15/17...................................   5,000    5,023,890
Panhandle Eastern Pipe Line Co. L.P.
#   6.200%, 11/01/17...................................   3,550    3,960,831
PepsiCo, Inc.
    0.700%, 08/13/15...................................   5,045    5,053,748
Philip Morris International, Inc.
#   2.500%, 05/16/16...................................   1,222    1,252,350
Phillips 66
#   2.950%, 05/01/17...................................   5,000    5,170,400
Pioneer Natural Resources Co.
    6.650%, 03/15/17...................................   3,450    3,769,818
Plains All American Pipeline L.P. / PAA Finance Corp.
    3.950%, 09/15/15...................................   2,830    2,879,344
PNC Funding Corp.
    4.250%, 09/21/15...................................     600      613,636
PPG Industries, Inc.
    1.900%, 01/15/16...................................   2,050    2,070,020
Progress Energy, Inc.
    5.625%, 01/15/16...................................   2,000    2,091,280
Quest Diagnostics, Inc.
    5.450%, 11/01/15...................................   4,000    4,133,888
Reynolds American, Inc.
    1.050%, 10/30/15...................................   4,000    4,003,544
    6.750%, 06/15/17...................................   4,500    5,018,692
Scripps Networks Interactive, Inc.
    2.700%, 12/15/16...................................   5,000    5,165,025
Southern Power Co.
    4.875%, 07/15/15...................................   3,660    3,728,753
Starbucks Corp.
    0.875%, 12/05/16...................................   1,000    1,001,821
SunTrust Banks, Inc.
    3.600%, 04/15/16...................................   4,000    4,126,344

                                                         FACE
                                                        AMOUNT^
                                                         (000)     VALUE+
                                                        ------- ------------
UNITED STATES -- (Continued)
Symantec Corp.
#   2.750%, 06/15/17................................... $ 2,000 $  2,043,394
Sysco Corp.
    1.450%, 10/02/17...................................   5,000    5,044,815
Thermo Fisher Scientific, Inc.
    3.200%, 05/01/15...................................   2,250    2,264,535
    2.250%, 08/15/16...................................   2,953    3,005,082
Time Warner Cable, Inc.
    3.500%, 02/01/15...................................   4,000    4,000,000
Time Warner, Inc.
    5.875%, 11/15/16...................................   1,000    1,084,692
Toyota Motor Credit Corp.
    2.000%, 09/15/16...................................  15,819   16,161,307
UnitedHealth Group, Inc.
    1.875%, 11/15/16...................................   1,000    1,019,324
    1.400%, 12/15/17...................................   5,000    5,054,080
US Bank NA
    1.100%, 01/30/17...................................   6,000    6,030,594
Valero Energy Corp.
    4.500%, 02/01/15...................................     900      900,000
Verizon Communications, Inc.
#   0.700%, 11/02/15...................................   3,000    2,999,142
Walgreen Co.
    1.000%, 03/13/15...................................   3,720    3,722,451
Walt Disney Co. (The)
#   1.125%, 02/15/17...................................   2,000    2,016,710
Wells Fargo & Co.
    1.250%, 02/13/15...................................   1,000    1,000,237
    1.500%, 07/01/15...................................   2,500    2,512,093
#   2.625%, 12/15/16...................................   6,000    6,185,220
Western Union Co. (The)
    5.930%, 10/01/16...................................   2,348    2,522,313
Whirlpool Corp.
    1.350%, 03/01/17...................................   2,000    2,003,268
Whirpool Corp.
    1.650%, 11/01/17...................................   5,000    5,043,795
Williams Partners L.P.
    3.800%, 02/15/15...................................   2,300    2,302,031
Xerox Corp.
    4.250%, 02/15/15...................................   3,500    3,504,543
Yum! Brands, Inc.
#   4.250%, 09/15/15...................................   2,485    2,538,311
                                                                ------------
TOTAL UNITED STATES....................................          465,350,599
                                                                ------------
TOTAL BONDS............................................          768,745,997
                                                                ------------
AGENCY OBLIGATIONS -- (1.9%)
Federal Home Loan Bank
    2.250%, 09/08/17...................................  10,000   10,355,350

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                      FACE
                                                     AMOUNT^
                                                      (000)        VALUE+
                                                    ---------- --------------
Federal Home Loan Mortgage Corporation
      1.000%, 07/28/17............................. $   10,000 $   10,081,200
                                                               --------------
TOTAL AGENCY OBLIGATIONS...........................                20,436,550
                                                               --------------
U.S. TREASURY OBLIGATIONS -- (23.8%)
U.S. Treasury Notes
(f)   0.875%, 12/31/16.............................     82,000     82,634,188
      0.500%, 07/31/17.............................    176,000    175,518,816
                                                               --------------
TOTAL U.S. TREASURY OBLIGATIONS....................               258,153,004
                                                               --------------

                                                     SHARES/
                                                      FACE
                                                     AMOUNT
                                                      (000)
                                                    ----------
SECURITIES LENDING COLLATERAL -- (3.3%)
(S)@  DFA Short Term Investment Fund...............  3,077,038     35,601,335
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,080,979,983)^^..........................            $1,082,936,886
                                                               ==============

Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                 LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
                                 -------- -------------- ------- --------------
 Bonds
    Australia...................       -- $   76,924,514   --    $   76,924,514
    Canada......................       --     40,719,283   --        40,719,283
    Finland.....................       --     15,372,720   --        15,372,720
    France......................       --     17,910,979   --        17,910,979
    Germany.....................       --     14,622,665   --        14,622,665
    Japan.......................       --     33,720,299   --        33,720,299
    Netherlands.................       --     28,186,709   --        28,186,709
    Supranational Organization
      Obligations...............       --      4,991,720   --         4,991,720
    Sweden......................       --     19,273,850   --        19,273,850
    Switzerland.................       --      6,248,595   --         6,248,595
    United Kingdom..............       --     45,424,064   --        45,424,064
    United States...............       --    465,350,599   --       465,350,599
 Agency Obligations.............       --     20,436,550   --        20,436,550
 U.S. Treasury Obligations......       --    258,153,004   --       258,153,004
 Securities Lending Collateral..       --     35,601,335   --        35,601,335
 Swap Agreements**..............       --      6,291,899   --         6,291,899
 Futures Contracts**............ $180,228             --   --           180,228
 Forward Currency Contracts**...       --        352,232   --           352,232
                                 -------- --------------   --    --------------
 TOTAL.......................... $180,228 $1,089,581,017   --    $1,089,761,245
                                 ======== ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                         -------- ------------
AGENCY OBLIGATIONS -- (7.8%)
Federal Home Loan Bank
     5.375%, 05/18/16................................... $ 35,000 $ 37,290,785
     2.125%, 06/10/16...................................   70,000   71,577,450
     2.000%, 09/09/16...................................  121,970  125,005,467
     0.500%, 09/28/16...................................   45,000   45,057,555
     0.625%, 10/14/16...................................   15,000   15,042,060
     0.500%, 10/17/16...................................   10,000    9,996,530
     1.625%, 12/09/16...................................  148,000  150,936,172
     4.750%, 12/16/16...................................   25,000   26,974,275
Federal Home Loan Mortgage Corporation
     0.500%, 05/13/16...................................   50,000   50,121,050
Federal National Mortgage Association
     4.375%, 10/15/15...................................   15,000   15,437,280
     1.625%, 10/26/15...................................   60,000   60,623,580
     0.375%, 07/05/16...................................   23,500   23,507,614
     0.625%, 08/26/16...................................   30,000   30,102,750
                                                                  ------------
TOTAL AGENCY OBLIGATIONS BONDS -- (66.3%)...............           661,672,568
                                                                  ------------
3M Co.
     1.375%, 09/29/16...................................    9,783    9,923,728
African Development Bank
     2.500%, 03/15/16...................................    3,800    3,890,793
Agence Francaise de Developpement
     1.125%, 10/03/16...................................   22,180   22,371,591
ANZ New Zealand Int'l, Ltd.
     3.125%, 08/10/15...................................   85,505   86,736,529
Apple, Inc.
     0.450%, 05/03/16...................................   24,082   24,108,996
Apple, Inc. Floating Rate Note
(r)  0.303%, 05/03/16...................................   19,055   19,055,000
Asian Development Bank
     7.500%, 06/15/15...................................   15,000   15,393,765
     2.500%, 03/15/16...................................   23,131   23,694,309
Australia & New Zealand Banking Group, Ltd.
     0.900%, 02/12/16...................................   32,000   32,113,024
     1.250%, 01/10/17...................................    1,150    1,159,689
Bank Nederlandse Gemeenten NV
     2.750%, 07/01/15...................................   49,500   50,005,593
     2.500%, 01/11/16...................................   33,500   34,197,135
     1.125%, 09/12/16...................................   55,250   55,724,597
     0.625%, 09/15/16...................................   26,600   26,603,697
     5.125%, 10/05/16...................................   11,986   12,879,233
Bank of Montreal
     1.300%, 07/15/16...................................   17,070   17,227,129
Bank of Montreal Floating Rate Note
(r)  0.773%, 07/15/16...................................  162,211  162,964,470

                                                            FACE
                                                           AMOUNT
                                                           (000)     VALUE+
                                                           ------- -----------
Bank of New York Mellon Corp. (The)
#    2.950%, 06/18/15..................................... $ 9,975 $10,071,688
Bank of Nova Scotia (The)
#    1.375%, 07/15/16.....................................  50,283  50,760,035
#    1.100%, 12/13/16.....................................  24,882  24,987,301
     2.550%, 01/12/17.....................................   7,500   7,734,908
Bank of Nova Scotia (The) Floating Rate Note
(r)  0.773%, 07/15/16.....................................  42,337  42,545,933
Berkshire Hathaway Finance Corp. Floating Rate Note
(r)  0.423%, 01/13/17.....................................  31,500  31,505,828
Berkshire Hathaway, Inc.
     3.200%, 02/11/15.....................................   5,094   5,096,893
British Columbia, Province of Canada
     2.850%, 06/15/15.....................................  44,457  44,895,746
Caisse des Depots et Consignations
     0.875%, 11/07/16.....................................  21,200  21,280,984
Canadian Imperial Bank of Commerce Floating Rate Note
(r)  0.777%, 07/18/16.....................................  65,870  66,177,745
Commonwealth Bank of Australia
     3.500%, 03/19/15.....................................  20,589  20,670,388
     1.250%, 09/18/15.....................................  21,140  21,253,353
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
     0.600%, 04/29/15.....................................  80,500  80,528,014
     2.125%, 10/13/15.....................................  63,168  63,920,141
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
Floating Rate Note
(r)  0.513%, 11/23/16.....................................  48,500  48,536,714
Council Of Europe Development Bank
     1.375%, 03/22/16.....................................  43,496  43,991,332
     1.250%, 09/22/16.....................................  28,250  28,587,644
DBS Bank, Ltd.
     2.375%, 09/14/15.....................................  11,700  11,831,789
Development Bank of Japan, Inc.
     2.875%, 04/20/15.....................................  24,500  24,635,240
     2.750%, 03/15/16.....................................   8,600   8,813,504
     1.625%, 10/05/16.....................................  47,500  48,263,705
EUROFIMA
     4.500%, 03/06/15.....................................  60,230  60,458,874
European Bank for Reconstruction & Development
     1.625%, 09/03/15.....................................  35,000  35,257,495
     2.500%, 03/15/16.....................................  10,000  10,243,450
     1.375%, 10/20/16.....................................  52,000  52,906,828
European Investment Bank
     4.875%, 02/16/16.....................................  18,700  19,579,237
     2.250%, 03/15/16.....................................  52,000  53,106,508

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                         -------- ------------
     0.625%, 04/15/16................................... $ 56,000 $ 56,194,152
     2.125%, 07/15/16...................................   64,500   66,099,664
     0.500%, 08/15/16...................................   24,000   24,026,472
     1.125%, 12/15/16...................................   16,300   16,469,895
     3.125%, 12/15/16...................................    3,500    3,664,553
     4.875%, 01/17/17...................................   15,818   17,117,623
FMS Wertmanagement AoeR
     0.625%, 04/18/16...................................  140,040  140,514,315
     1.125%, 10/14/16...................................   20,286   20,489,854
     0.625%, 01/30/17...................................   10,000    9,996,880
General Electric Capital Corp.
#    1.625%, 07/02/15...................................   31,740   31,918,982
     2.250%, 11/09/15...................................   35,187   35,698,971
     1.000%, 01/08/16...................................   76,297   76,683,749
     5.000%, 01/08/16...................................    5,000    5,209,075
     2.950%, 05/09/16...................................   10,000   10,290,000
     1.500%, 07/12/16...................................   22,391   22,701,944
     3.350%, 10/17/16...................................    5,689    5,941,245
     2.900%, 01/09/17...................................   30,975   32,230,819
General Electric Capital Corp. Floating Rate Note
(r)  0.532%, 01/09/17...................................    5,000    4,999,965
General Electric Co.
     0.850%, 10/09/15...................................   32,450   32,568,735
Hydro-Quebec
     2.000%, 06/30/16...................................    5,000    5,104,285
Inter-American Development Bank
     5.125%, 09/13/16...................................  102,500  110,032,725
International Bank for Reconstruction & Development
     0.375%, 11/16/15...................................   75,000   75,050,550
     2.125%, 03/15/16...................................   48,500   49,478,778
     0.625%, 10/14/16...................................   16,500   16,523,843
     0.750%, 12/15/16...................................    5,000    5,018,955
International Business Machines Corp. Floating Rate Note
(r)  0.302%, 02/05/16...................................   60,052   60,069,715
Japan Bank for International Cooperation
     2.500%, 01/21/16...................................   52,000   53,080,040
     2.500%, 01/21/16...................................   30,000   30,620,100
     2.250%, 07/13/16...................................    3,850    3,943,863
Japan Finance Organization for Municipalities
     4.625%, 04/21/15...................................   35,200   35,526,586
KFW
     0.500%, 09/30/15...................................       --           --
     2.625%, 02/16/16...................................   81,500   83,458,934
     2.000%, 06/01/16...................................   60,000   61,269,300
     0.500%, 07/15/16...................................   19,000   19,025,042
     1.250%, 10/05/16...................................   50,000   50,615,350
     0.625%, 12/15/16...................................    7,500    7,511,055
     4.875%, 01/17/17...................................   20,000   21,645,740

                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                         -------- ------------
Kommunalbanken A.S.
     2.750%, 05/05/15................................... $  9,550 $  9,611,626
     2.375%, 01/19/16...................................   91,300   93,042,369
     0.500%, 03/29/16...................................   20,400   20,412,485
     0.875%, 10/03/16...................................   10,000   10,049,360
Kommunekredit
     0.875%, 07/29/16...................................   25,000   25,144,275
     1.000%, 01/17/17...................................   10,000   10,064,770
Kommuninvest I Sverige AB
     0.500%, 06/15/16...................................   38,190   38,205,887
     0.875%, 12/13/16...................................   68,200   68,495,170
Landwirtschaftliche Rentenbank
     2.125%, 07/15/16...................................   12,300   12,611,694
Manitoba, Province of Canada
     2.625%, 07/15/15...................................   28,674   28,990,446
     4.900%, 12/06/16...................................    1,200    1,294,913
Merck & Co., Inc. Floating Rate Note
(r)  0.422%, 05/18/16...................................   30,638   30,684,110
Microsoft Corp.
     1.625%, 09/25/15...................................   23,917   24,130,579
Municipality Finance P.L.C.
     1.250%, 09/12/16...................................   29,000   29,323,060
National Australia Bank, Ltd.
#    3.750%, 03/02/15...................................   19,150   19,201,590
     2.000%, 03/09/15...................................   60,410   60,511,247
     1.600%, 08/07/15...................................   25,062   25,202,447
     2.750%, 09/28/15...................................   10,000   10,151,450
     0.900%, 01/20/16...................................   47,635   47,839,640
     1.300%, 07/25/16...................................    5,400    5,449,162
National Australia Bank, Ltd. Floating Rate Note
(r)  0.806%, 07/25/16...................................   86,265   86,646,205
(r)  0.664%, 12/02/16...................................    6,675    6,696,740
Nederlandse Waterschapsbank NV
     3.000%, 03/17/15...................................       --           --
     0.750%, 03/29/16...................................   82,900   83,169,591
#    2.125%, 06/16/16...................................   39,149   40,053,499
Netherlands Government Bond
     0.250%, 09/12/15...................................   15,000   14,994,060
Nordic Investment Bank
     2.250%, 03/15/16...................................   21,000   21,436,443
     0.500%, 04/14/16...................................   44,500   44,551,442
NRW Bank
     1.250%, 05/15/15...................................   69,000   69,192,372
Oesterreichische Kontrollbank AG
     1.125%, 07/06/15...................................  136,155  136,701,935
     1.750%, 10/05/15...................................   14,489   14,642,612
     4.875%, 02/16/16...................................    9,407    9,844,482
     0.750%, 12/15/16...................................   31,000   31,088,505
Ontario, Province of Canada
     0.950%, 05/26/15...................................    8,000    8,019,240
     2.700%, 06/16/15...................................   52,000   52,470,028

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                         -------- ------------
     4.750%, 01/19/16................................... $ 20,000 $ 20,852,640
     2.300%, 05/10/16...................................   27,100   27,729,398
     1.000%, 07/22/16...................................   20,000   20,137,600
     1.600%, 09/21/16...................................   88,100   89,515,238
     4.950%, 11/28/16...................................    1,294    1,393,864
Quebec, Province of Canada
     4.600%, 05/26/15...................................   16,399   16,621,961
     5.125%, 11/14/16...................................   49,087   53,000,854
Royal Bank of Canada
     0.800%, 10/30/15...................................   68,277   68,483,538
     2.625%, 12/15/15...................................    4,995    5,089,246
     0.850%, 03/08/16...................................   19,300   19,351,994
     2.300%, 07/20/16...................................    1,530    1,564,962
Royal Bank of Canada Floating Rate Note
(r)  0.605%, 03/08/16...................................   39,500   39,624,544
(r)  0.696%, 09/09/16...................................   55,680   55,883,956
(r)  0.587%, 01/23/17...................................   11,000   11,014,740
Svensk Exportkredit AB
     0.625%, 09/04/15...................................   80,500   80,720,650
     1.750%, 10/20/15...................................  118,058  119,353,096
#    0.625%, 05/31/16...................................   10,000   10,023,180
     2.125%, 07/13/16...................................    4,000    4,094,960
Svenska Handelsbanken AB
     3.125%, 07/12/16...................................   33,180   34,337,683
Svenska Handelsbanken AB Floating Rate Note
(r)  0.697%, 03/21/16...................................   64,010   64,250,358
(r)  0.722%, 09/23/16...................................  140,602  141,127,008
Toronto-Dominion Bank (The) Floating Rate Note
(r)  0.432%, 11/06/15...................................   31,000   31,039,742
(r)  0.424%, 07/13/16...................................  100,000   99,994,900
(r)  0.696%, 09/09/16...................................   48,945   49,139,899
(r)  0.514%, 01/06/17...................................   76,000   76,013,908
Total Capital Canada, Ltd. Floating Rate Note
(r)  0.633%, 01/15/16...................................   37,856   37,963,284
Total Capital International SA
     0.750%, 01/25/16...................................    3,000    3,008,439
Total Capital SA
     3.000%, 06/24/15...................................   10,000   10,105,400
Toyota Motor Credit Corp.
     1.000%, 02/17/15...................................   84,340   84,360,579
     0.875%, 07/17/15...................................   20,090   20,142,656
     2.800%, 01/11/16...................................   11,100   11,346,598
Toyota Motor Credit Corp. Floating Rate Note
(r)  0.393%, 09/18/15...................................    9,650    9,657,749
(r)  0.522%, 05/17/16...................................    7,700    7,719,781
(r)  0.352%, 09/23/16...................................   30,000   29,959,920
Wal-Mart Stores, Inc.
     1.500%, 10/25/15...................................   20,674   20,841,521

                                                          FACE
                                                         AMOUNT
                                                         (000)       VALUE+
                                                        -------- --------------
    2.800%, 04/15/16................................... $  4,000 $    4,114,540
Westpac Banking Corp.
    3.000%, 08/04/15...................................   71,992     72,954,821
    1.125%, 09/25/15...................................   14,913     14,990,115
    3.000%, 12/09/15...................................    4,516      4,614,340
    0.950%, 01/12/16...................................  141,072    141,704,144
                                                                 --------------
TOTAL BONDS............................................           5,640,249,549
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (17.7%)
U.S. Treasury Notes
    0.375%, 01/31/16...................................   30,000     30,056,250
    2.000%, 01/31/16...................................   50,000     50,886,700
    0.375%, 02/15/16...................................   73,800     73,938,375
    0.375%, 03/31/16...................................   20,000     20,029,680
    0.250%, 04/15/16...................................   25,000     25,005,850
    0.375%, 04/30/16...................................   75,000     75,111,300
    1.500%, 06/30/16...................................  175,000    177,953,125
    0.625%, 07/15/16...................................   20,000     20,092,180
    1.500%, 07/31/16...................................  235,000    239,121,665
    0.625%, 08/15/16...................................  130,000    130,568,750
    0.875%, 09/15/16...................................   50,000     50,410,150
    1.000%, 09/30/16...................................   40,000     40,421,880
    1.000%, 10/31/16...................................  250,000    252,675,750
    0.625%, 11/15/16...................................   40,000     40,156,240
    0.500%, 11/30/16...................................   50,000     50,085,950
    0.875%, 11/30/16...................................   10,000     10,082,810
    0.625%, 12/15/16...................................   50,000     50,164,050
    0.875%, 12/31/16...................................  170,000    171,314,780
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS........................           1,508,075,485
                                                                 --------------
COMMERCIAL PAPER -- (7.6%)
Bank of Nova Scotia
    0.363%, 02/22/16...................................    3,300      3,299,287
    0.465%, 12/05/16...................................   74,300     74,286,180
Basin Electric Power Cooperative
##  0.160%, 03/03/15...................................   10,000      9,998,640
Canadian Imperial Bank of Commerce
    0.403%, 10/28/16...................................   25,000     24,989,975
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
    0.716%, 05/06/16...................................   68,100     67,941,736
CPPIB Capital, Inc.
##  0.140%, 04/07/15...................................   15,000     14,994,836
Exxon Mobil Corp.
##  0.130%, 03/05/15...................................   30,000     29,996,457
Nordea Bank Finland P.L.C.
    0.342%, 11/09/15...................................   21,000     21,009,513
    0.446%, 01/21/16...................................   72,500     72,496,882
    0.421%, 06/13/16...................................    5,000      5,001,225
    0.421%, 06/13/16...................................   50,000     50,012,250

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT
                                                        (000)        VALUE+
                                                     ----------- --------------
Oversea-Chinese Banking Corp., Ltd.
      0.170%, 02/05/15.............................. $    48,300 $   48,299,034
Royal Bank of Canada
      0.597%, 06/21/16..............................      33,250     33,296,849
      0.421%, 12/15/16..............................      25,000     24,992,675
Scotiabanc, Inc.
##    0.120%, 02/13/15..............................      25,000     24,998,735
Standard Chartered Bank
##    0.165%, 02/17/15..............................     100,000     99,995,000
Svensk Exportkredit AB
      0.170%, 02/18/15..............................      40,000     39,997,740
                                                                 --------------
TOTAL COMMERCIAL PAPER..............................                645,607,014
                                                                 --------------

                                                       SHARES
                                                     -----------
TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves,
        0.089%......................................  31,026,278     31,026,278
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                     -----------
SECURITIES LENDING COLLATERAL -- (0.2%)
(S)@  DFA Short Term Investment Fund................   1,894,764     21,922,422
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,498,060,358)^^...........................             $8,508,553,316
                                                                 ==============

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Agency Obligations...........          -- $  661,672,568   --    $  661,672,568
Bonds........................          --  5,640,249,549   --     5,640,249,549
U.S. Treasury Obligations....          --  1,508,075,485   --     1,508,075,485
Commercial Paper.............          --    645,607,014   --       645,607,014
Temporary Cash Investments... $31,026,278             --   --        31,026,278
Securities Lending Collateral          --     21,922,422   --        21,922,422
                              ----------- --------------   --    --------------
TOTAL........................ $31,026,278 $8,477,527,038   --    $8,508,553,316
                              =========== ==============   ==    ==============

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                         FACE
                                                        AMOUNT^
                                                         (000)        VALUE+
                                                     ------------- ------------
BONDS -- (71.7%)
AUSTRALIA -- (4.3%)
Australia & New Zealand Banking Group, Ltd.
    0.900%, 02/12/16................................ $      68,875 $ 69,118,266
    1.250%, 01/10/17................................        14,750   14,874,269
Commonwealth Bank of Australia
    3.500%, 03/19/15................................        53,000   53,209,509
    3.875%, 12/14/15................................  GBP   33,895   52,391,898
National Australia Bank, Ltd.
    3.750%, 03/02/15................................        13,374   13,410,029
#   0.900%, 01/20/16................................         6,500    6,527,924
    1.300%, 07/25/16................................        17,800   17,962,051
    3.000%, 07/27/16................................         6,035    6,239,104
Westpac Banking Corp.
    3.000%, 08/04/15................................         3,741    3,791,032
    1.125%, 09/25/15................................        11,407   11,465,986
    3.000%, 12/09/15................................        21,010   21,467,514
                                                                   ------------
TOTAL AUSTRALIA.....................................                270,457,582
                                                                   ------------
AUSTRIA -- (0.6%)
Austria Government International Bond
    1.750%, 06/17/16................................        11,270   11,487,511
Oesterreichische Kontrollbank AG
    4.875%, 02/16/16................................        16,000   16,744,096
    2.000%, 06/03/16................................         2,535    2,590,228
    0.750%, 12/15/16................................         7,000    7,019,985
                                                                   ------------
TOTAL AUSTRIA.......................................                 37,841,820
                                                                   ------------
CANADA -- (10.4%)
Bank of Nova Scotia
    2.100%, 11/08/16................................  CAD   53,000   42,409,593
Bank of Nova Scotia (The)
    0.950%, 03/15/16................................        10,700   10,741,527
    2.900%, 03/29/16................................        13,505   13,866,002
#   1.375%, 07/15/16................................        43,050   43,458,415
    1.100%, 12/13/16................................        10,000   10,042,320
    2.550%, 01/12/17................................        10,000   10,313,210
British Columbia, Province of Canada
    2.100%, 05/18/16................................        42,045   42,963,557
Export Development Canada
    1.250%, 10/26/16................................        23,585   23,873,020
    0.875%, 12/07/16................................  GBP    4,300    6,500,395
Ontario, Province of Canada
    1.875%, 09/15/15................................        24,525   24,779,202
    2.300%, 05/10/16................................        37,730   38,606,279
#   1.000%, 07/22/16................................        43,240   43,537,491
    1.600%, 09/21/16................................        53,527   54,386,858
    1.600%, 09/21/16................................        19,000   19,302,100
                                                         FACE
                                                        AMOUNT^
                                                         (000)        VALUE+
                                                     ------------- ------------
CANADA -- (Continued)
Quebec, Province of Canada
    5.125%, 11/14/16................................ $       1,104 $  1,192,025
Royal Bank of Canada
    3.360%, 01/11/16................................  CAD  139,500  112,145,617
    2.300%, 07/20/16................................         7,000    7,159,957
    3.030%, 07/26/16................................  CAD   24,000   19,415,881
    1.450%, 09/09/16................................        20,361   20,580,390
#   1.200%, 01/23/17................................        20,000   20,105,200
Toronto-Dominion Bank (The)
#   2.500%, 07/14/16................................        35,868   36,791,673
    2.948%, 08/02/16................................  CAD   15,000   12,126,662
    1.500%, 09/09/16................................        10,000   10,120,560
    2.375%, 10/19/16................................        23,200   23,826,678
    2.375%, 10/19/16................................         2,500    2,567,088
                                                                   ------------
TOTAL CANADA........................................                650,811,700
                                                                   ------------
DENMARK -- (1.0%)
Denmark Government International Bond
    0.375%, 04/25/16................................        49,000   49,003,038
Kommunekredit
    0.875%, 07/29/16................................         7,300    7,342,128
    1.000%, 01/17/17................................         8,000    8,051,816
                                                                   ------------
TOTAL DENMARK.......................................                 64,396,982
                                                                   ------------
FINLAND -- (1.5%)
Finland Government International Bond
    2.250%, 03/17/16................................         5,000    5,106,975
Municipality Finance P.L.C.
    2.375%, 05/16/16................................        26,500   27,158,472
    1.250%, 09/12/16................................        44,182   44,674,188
    1.250%, 12/15/16................................  GBP   10,673   16,230,878
                                                                   ------------
TOTAL FINLAND.......................................                 93,170,513
                                                                   ------------
FRANCE -- (2.5%)
Agence Francaise de Developpement
    1.125%, 10/03/16................................         9,552    9,634,510
Caisse des Depots et Consignations
    0.875%, 11/07/16................................        22,200   22,284,804
SNCF Reseau
    2.375%, 12/23/15................................  GBP   77,254  118,125,236
Total Capital SA
    2.300%, 03/15/16................................         2,987    3,046,310
                                                                   ------------
TOTAL FRANCE........................................                153,090,860
                                                                   ------------
GERMANY -- (7.5%)
FMS Wertmanagement AoeR
    0.625%, 04/18/16................................       116,800  117,195,601
    1.125%, 10/14/16................................         4,286    4,329,070

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                       ----------- ------------
GERMANY -- (Continued)
    1.125%, 12/07/16.................................. GBP   3,200 $  4,851,775
    0.625%, 01/30/17..................................      25,000   24,992,200
KFW
    5.500%, 12/07/15.................................. GBP  51,000   80,012,577
    0.500%, 07/15/16..................................       6,000    6,007,908
    1.250%, 10/05/16..................................       5,000    5,061,535
    1.250%, 10/05/16..................................       5,000    5,060,680
    0.625%, 12/15/16..................................      18,600   18,627,416
    4.875%, 01/17/17..................................      25,000   27,051,950
Landeskreditbank Baden- Wuerttemberg Foerderbank
    1.500%, 12/07/15.................................. GBP  12,500   18,963,429
    0.500%, 06/01/16..................................     157,800  157,886,001
                                                                   ------------
TOTAL GERMANY.........................................              470,040,142
                                                                   ------------
IRELAND -- (1.0%)
GE Capital European Funding
    2.875%, 09/17/15.................................. EUR  46,195   53,066,861
GE Capital UK Funding
    4.625%, 01/18/16.................................. GBP   4,000    6,240,757
                                                                   ------------
TOTAL IRELAND.........................................               59,307,618
                                                                   ------------
JAPAN -- (3.2%)
Development Bank of Japan, Inc.
    2.750%, 03/15/16..................................       8,000    8,198,608
    1.625%, 10/05/16..................................      30,000   30,482,340
Japan Bank for International Cooperation
    1.875%, 09/24/15..................................      52,600   53,101,594
    2.500%, 01/21/16..................................      90,400   92,277,608
    5.250%, 03/23/16..................................      18,000   18,966,636
                                                                   ------------
TOTAL JAPAN...........................................              203,026,786
                                                                   ------------
NETHERLANDS -- (7.5%)
Bank Nederlandse Gemeenten NV
    2.375%, 12/23/15.................................. GBP  39,553   60,499,370
    5.250%, 02/26/16.................................. GBP      --           --
    0.625%, 07/18/16..................................      14,900   14,918,267
    1.125%, 09/12/16..................................      88,100   88,856,779
    5.125%, 10/05/16..................................       4,000    4,298,092
    5.250%, 01/31/17..................................       5,000    5,442,845
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
    4.000%, 09/10/15.................................. GBP  30,773   47,230,054
    2.125%, 10/13/15..................................      80,000   80,952,560
    3.375%, 01/18/16.................................. EUR  13,500   15,716,200
    5.500%, 02/03/16.................................. AUD   8,824    7,038,326
#   3.375%, 01/19/17..................................       5,000    5,230,720
Nederlandse Waterschapsbank NV
    5.625%, 11/17/15.................................. GBP   7,340   11,484,912
    5.625%, 11/17/15.................................. GBP   4,906    7,676,427

                                                         FACE
                                                        AMOUNT^
                                                         (000)       VALUE+
                                                      ----------- ------------
NETHERLANDS -- (Continued)
    0.750%, 03/29/16................................. $    68,900 $ 69,124,063
#   2.125%, 06/16/16.................................      44,500   45,528,128
    2.125%, 09/07/16.................................  GBP  1,687    2,598,768
                                                                  ------------
TOTAL NETHERLANDS....................................              466,595,511
                                                                  ------------
NEW ZEALAND -- (0.7%)
ANZ New Zealand Int'l, Ltd.
    3.125%, 08/10/15.................................      31,890   32,349,312
#   1.125%, 03/24/16.................................      10,245   10,306,511
                                                                  ------------
TOTAL NEW ZEALAND....................................               42,655,823
                                                                  ------------
NORWAY -- (2.8%)
Kommunalbanken A.S.
    1.375%, 12/23/15.................................  GBP  5,000    7,581,289
    2.375%, 01/19/16.................................      47,500   48,406,490
    0.500%, 03/29/16.................................      94,000   94,057,528
    0.875%, 10/03/16.................................       5,000    5,024,680
    1.125%, 12/15/16.................................  GBP 13,100   19,862,328
                                                                  ------------
TOTAL NORWAY.........................................              174,932,315
                                                                  ------------
SINGAPORE -- (0.4%)
DBS Bank, Ltd.
    2.375%, 09/14/15.................................      26,200   26,495,117
                                                                  ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (17.6%)
African Development Bank
    2.500%, 03/15/16.................................      38,000   38,907,934
    1.250%, 09/02/16.................................       5,000    5,059,750
    0.750%, 10/18/16.................................      10,600   10,635,224
Asian Development Bank
    2.500%, 03/15/16.................................      68,693   70,365,881
#   0.500%, 06/20/16.................................       8,000    8,012,264
    5.500%, 06/27/16.................................      47,011   50,335,148
    1.000%, 12/15/16.................................  GBP 16,100   24,399,313
    0.750%, 01/11/17.................................       5,000    5,015,840
Council Of Europe Development Bank
    1.625%, 12/07/15.................................  GBP 28,000   42,536,702
    1.250%, 09/22/16.................................      63,893   64,656,649
European Bank for Reconstruction & Development
    1.375%, 10/20/16.................................      82,654   84,095,403
European Investment Bank
    3.000%, 12/07/15.................................  GBP  6,000    9,222,288
    2.250%, 03/15/16.................................      30,000   30,638,370
    0.625%, 04/15/16.................................      45,000   45,156,015
    2.125%, 07/15/16.................................       4,000    4,099,204
    0.500%, 08/15/16.................................      19,600   19,621,619
#   1.250%, 10/14/16.................................       5,000    5,063,645
    1.125%, 12/15/16.................................      23,700   23,947,025
    3.125%, 12/15/16.................................      14,500   15,181,717

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                       FACE
                                                     AMOUNT^
                                                      (000)         VALUE+
                                                   ------------ --------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS --
  (Continued)
    4.875%, 01/17/17.............................. $     20,500 $   22,184,300
Inter-American Development Bank
    0.625%, 12/15/15..............................  GBP  69,852    105,272,177
    5.125%, 09/13/16..............................       30,000     32,204,700
    1.375%, 10/18/16..............................       10,000     10,139,920
    0.875%, 11/15/16..............................       29,000     29,171,390
International Bank for Reconstruction &
  Development
    2.125%, 03/15/16..............................       85,000     86,715,385
    0.500%, 05/16/16..............................        4,500      4,503,537
    0.625%, 10/14/16..............................       18,000     18,026,010
    1.000%, 12/28/16..............................  GBP   5,100      7,728,967
International Finance Corp.
    0.625%, 12/15/15..............................  GBP  54,845     82,665,421
    0.625%, 11/15/16..............................        2,800      2,802,542
Nordic Investment Bank
    0.500%, 04/14/16..............................      144,380    144,546,903
                                                                --------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS......               1,102,911,243
                                                                --------------
SWEDEN -- (6.3%)
Kommuninvest I Sverige AB
    0.625%, 09/18/15..............................       15,000     15,032,820
    0.500%, 06/15/16..............................       20,000     20,008,320
    0.875%, 12/13/16..............................        5,000      5,021,640
Nordea Bank AB
    2.750%, 08/11/15..............................  EUR  64,062     73,360,066
    3.875%, 12/15/15..............................  GBP   5,000      7,728,815
Svensk Exportkredit AB
    0.875%, 12/15/15..............................  GBP  60,000     90,549,010
    0.625%, 05/31/16..............................       54,500     54,626,331
    1.125%, 12/15/16..............................  GBP  20,000     30,324,466
Svenska Handelsbanken AB
    1.500%, 07/06/15..............................  EUR  45,300     51,482,401
    3.625%, 02/16/16..............................  EUR   8,533      9,989,660
#   3.125%, 07/12/16..............................       37,790     39,108,531
                                                                --------------
TOTAL SWEDEN......................................                 397,232,060
                                                                --------------
UNITED KINGDOM -- (1.8%)
Network Rail Infrastructure Finance P.L.C.
    4.875%, 11/27/15..............................  GBP  64,949    101,257,604
    1.250%, 08/31/16..............................       11,225     11,356,097
                                                                --------------
TOTAL UNITED KINGDOM..............................                 112,613,701
                                                                --------------
UNITED STATES -- (2.6%)
Apple, Inc.
#   0.450%, 05/03/16..............................       10,000     10,011,210
General Electric Capital Corp.
#   1.000%, 01/08/16..............................       51,817     52,079,660
    5.000%, 01/08/16..............................       20,540     21,398,880

                                                       FACE
                                                     AMOUNT^
                                                      (000)         VALUE+
                                                    ----------  --------------
UNITED STATES -- (Continued)
    2.950%, 05/09/16............................... $     5,340 $    5,494,860
    1.500%, 07/12/16...............................      14,012     14,206,585
    3.350%, 10/17/16...............................         900        939,905
    5.375%, 10/20/16...............................      19,000     20,443,677
    2.900%, 01/09/17...............................       3,589      3,734,509
Procter & Gamble Co. (The)
#   0.750%, 11/04/16...............................       3,600      3,613,784
Toyota Motor Credit Corp.
#   0.800%, 05/17/16...............................       7,035      7,062,028
Wal-Mart Stores, Inc.
    0.600%, 04/11/16...............................      11,550     11,581,428
    2.800%, 04/15/16...............................      12,500     12,857,938
                                                                --------------
TOTAL UNITED STATES................................                163,424,464
                                                                --------------
TOTAL BONDS........................................              4,489,004,237
                                                                --------------
AGENCY OBLIGATIONS -- (9.3%)
Federal Home Loan Bank
    5.375%, 05/18/16...............................      37,000     39,421,687
    2.125%, 06/10/16...............................      15,000     15,338,025
    2.000%, 09/09/16...............................      34,980     35,850,547
    0.625%, 10/14/16...............................      10,000     10,028,040
    0.625%, 11/23/16...............................      50,000     50,113,000
    1.625%, 12/09/16...............................     132,900    135,536,603
Federal Home Loan Mortgage Corporation
#   0.500%, 05/13/16...............................      55,000     55,133,155
#   2.500%, 05/27/16...............................      35,000     35,996,730
#   2.000%, 08/25/16...............................      44,700     45,748,573
    0.875%, 10/14/16...............................      75,000     75,522,000
    0.500%, 01/27/17...............................      15,000     14,985,480
Federal National Mortgage Association
#   0.625%, 08/26/16...............................      43,300     43,448,302
    5.250%, 09/15/16...............................      10,000     10,781,550
    1.250%, 01/30/17...............................      15,000     15,206,055
                                                                --------------
TOTAL AGENCY OBLIGATIONS...........................                583,109,747
                                                                --------------
U.S. TREASURY OBLIGATIONS -- (15.8%)
U.S. Treasury Notes
    0.625%, 07/15/16...............................      60,000     60,276,540
    1.500%, 07/31/16...............................      70,000     71,227,730
    0.625%, 08/15/16...............................      10,000     10,043,750
    1.000%, 08/31/16...............................     170,000    171,739,780
    0.875%, 09/15/16...............................     130,000    131,066,390
#   1.000%, 10/31/16...............................     175,000    176,873,025
    0.625%, 11/15/16...............................      85,000     85,332,010
    0.875%, 11/30/16...............................      85,000     85,703,885
    0.625%, 12/15/16...............................      20,000     20,065,620
#   0.875%, 12/31/16...............................     110,000    110,850,740

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT^
                                                        (000)        VALUE+
                                                     ----------- --------------
      0.750%, 01/15/17.............................. $    65,000 $   65,360,555
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS                                     988,540,025
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                     -----------
SECURITIES LENDING COLLATERAL -- (3.2%)
(S)@  DFA Short Term Investment Fund................  17,307,838    200,251,688
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,407,513,716)^^...........................             $6,260,905,697
                                                                 ==============

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
 Bonds
    Australia....................   --    $  270,457,582   --    $  270,457,582
    Austria......................   --        37,841,820   --        37,841,820
    Canada.......................   --       650,811,700   --       650,811,700
    Denmark......................   --        64,396,982   --        64,396,982
    Finland......................   --        93,170,513   --        93,170,513
    France.......................   --       153,090,860   --       153,090,860
    Germany......................   --       470,040,142   --       470,040,142
    Ireland......................   --        59,307,618   --        59,307,618
    Japan........................   --       203,026,786   --       203,026,786
    Netherlands..................   --       466,595,511   --       466,595,511
    New Zealand..................   --        42,655,823   --        42,655,823
    Norway.......................   --       174,932,315   --       174,932,315
    Singapore....................   --        26,495,117   --        26,495,117
    Supranational Organization
      Obligations................   --     1,102,911,243   --     1,102,911,243
    Sweden.......................   --       397,232,060   --       397,232,060
    United Kingdom...............   --       112,613,701   --       112,613,701
    United States................   --       163,424,464   --       163,424,464
 Agency Obligations..............   --       583,109,747   --       583,109,747
 U.S. Treasury Obligations.......   --       988,540,025   --       988,540,025
 Securities Lending Collateral...   --       200,251,688   --       200,251,688
 Forward Currency Contracts**....   --        50,548,832   --        50,548,832
                                    --    --------------   --    --------------
 TOTAL...........................   --    $6,311,454,529   --    $6,311,454,529
                                    ==    ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- -----------
BONDS -- (92.8%)
AUSTRALIA -- (3.7%)
Australia & New Zealand Banking Group, Ltd.
    1.250%, 06/13/17................................... $15,000 $15,047,010
Commonwealth Bank of Australia
    1.125%, 03/13/17...................................   3,480   3,486,139
    1.900%, 09/18/17...................................  10,000  10,146,400
Rio Tinto Finance USA, Ltd.
    2.500%, 05/20/16...................................   2,525   2,577,030
Westpac Banking Corp.
    2.000%, 08/14/17...................................  10,425  10,628,141
                                                                -----------
TOTAL AUSTRALIA........................................          41,884,720
                                                                -----------
CANADA -- (8.1%)
Brookfield Asset Management, Inc.
    5.800%, 04/25/17...................................   4,150   4,491,391
Cenovus Energy, Inc.
    5.700%, 10/15/19...................................   5,775   6,336,284
Ontario, Province of Canada
    1.100%, 10/25/17...................................  25,000  25,051,250
Royal Bank of Canada
    1.400%, 10/13/17...................................   1,000   1,003,561
    1.500%, 01/16/18...................................   7,673   7,735,573
#   1.500%, 01/16/18...................................   4,384   4,422,141
Teck Resources, Ltd.
#   2.500%, 02/01/18...................................   5,000   4,873,160
Thomson Reuters Corp.
#   6.500%, 07/15/18...................................   4,700   5,406,678
Toronto-Dominion Bank (The)
    1.400%, 04/30/18...................................  29,615  29,573,806
TransCanada PipeLines, Ltd.
    3.400%, 06/01/15...................................   2,105   2,125,850
                                                                -----------
TOTAL CANADA...........................................          91,019,694
                                                                -----------
FRANCE -- (4.7%)
BNP Paribas SA
    2.375%, 09/14/17...................................   8,000   8,184,776
BPCE SA
    2.500%, 12/10/18...................................   1,000   1,024,451
    2.500%, 07/15/19...................................   2,900   2,966,320
Caisse d'Amortissement de la Dette Sociale
    1.375%, 01/29/18...................................   9,600   9,701,031
Orange SA
    2.750%, 09/14/16...................................   8,000   8,217,976
Societe Generale SA
    2.750%, 10/12/17...................................   8,000   8,248,080
Total Capital International SA
    1.550%, 06/28/17...................................  15,000  15,184,455
                                                                -----------
TOTAL FRANCE...........................................          53,527,089
                                                                -----------

                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- -----------
GERMANY -- (3.9%)
Deutsche Bank AG
    3.250%, 01/11/16................................... $ 4,000 $ 4,088,616
#   6.000%, 09/01/17...................................   4,000   4,456,188
FMS Wertmanagement AoeR
    1.000%, 11/21/17...................................  20,000  20,058,740
KFW
#   1.875%, 04/01/19...................................  15,000  15,439,665
                                                                -----------
TOTAL GERMANY..........................................          44,043,209
                                                                -----------
JAPAN -- (4.1%)
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##  2.350%, 09/08/19...................................   3,000   3,038,565
Development Bank of Japan, Inc.
    1.000%, 01/22/18...................................  19,200  19,131,437
Japan Finance Organization for Municipalities
    1.375%, 02/05/18...................................  11,330  11,367,276
Nomura Holdings, Inc.
    5.000%, 03/04/15...................................   5,770   5,790,674
Sumitomo Mitsui Banking Corp.
    1.350%, 07/18/15...................................   4,000   4,016,708
    2.450%, 01/10/19...................................   2,600   2,654,415
                                                                -----------
TOTAL JAPAN............................................          45,999,075
                                                                -----------
NETHERLANDS -- (1.1%)
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17...................................   5,000   5,058,530
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
    2.250%, 01/14/19...................................   2,070   2,108,069
Nederlandse Waterschapsbank NV
    1.500%, 04/16/18...................................   5,000   5,062,910
                                                                -----------
TOTAL NETHERLANDS......................................          12,229,509
                                                                -----------
NORWAY -- (0.9%)
Statoil ASA
    3.125%, 08/17/17...................................  10,000  10,508,970
                                                                -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.0%)
African Development Bank
    0.875%, 03/15/18...................................   8,040   8,013,926
European Investment Bank
#   1.625%, 06/15/17...................................  15,000  15,308,880
Inter-American Development Bank
    0.875%, 03/15/18...................................  10,000   9,985,720
                                                                -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS...........          33,308,526
                                                                -----------

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- -----------
SWEDEN -- (1.2%)
Kommuninvest I Sverige AB
    1.000%, 10/24/17................................... $ 4,000 $ 4,007,612
Nordea Bank AB
    1.625%, 05/15/18...................................   3,000   3,004,860
Svenska Handelsbanken AB
#   2.500%, 01/25/19...................................   6,350   6,568,656
                                                                -----------
TOTAL SWEDEN...........................................          13,581,128
                                                                -----------
SWITZERLAND -- (1.1%)
Credit Suisse New York
    3.500%, 03/23/15...................................   5,000   5,022,950
#   2.300%, 05/28/19...................................     625     635,303
Noble Holding International, Ltd.
    2.500%, 03/15/17...................................     931     885,011
UBS AG
    5.875%, 12/20/17...................................   4,325   4,846,824
    2.375%, 08/14/19...................................     667     681,990
                                                                -----------
TOTAL SWITZERLAND......................................          12,072,078
                                                                -----------
UNITED KINGDOM -- (4.3%)
Barclays P.L.C.
#   2.750%, 11/08/19...................................   8,000   8,165,712
BP Capital Markets P.L.C.
    2.248%, 11/01/16...................................   1,500   1,529,095
    1.846%, 05/05/17...................................   4,640   4,697,601
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17...................................   3,750   3,795,184
Lloyds Bank P.L.C.
    4.200%, 03/28/17...................................   4,000   4,244,800
Network Rail Infrastructure Finance P.L.C.
    0.875%, 05/15/18...................................  10,000   9,947,040
Rio Tinto Finance USA P.L.C.
    1.625%, 08/21/17...................................   3,628   3,646,550
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15...................................   4,000   4,040,088
Vodafone Group P.L.C.
    5.625%, 02/27/17...................................   8,000   8,686,904
                                                                -----------
TOTAL UNITED KINGDOM...................................          48,752,974
                                                                -----------
UNITED STATES -- (56.7%)
AbbVie, Inc.
    1.200%, 11/06/15...................................   7,215   7,237,965
ACE INA Holdings, Inc.
    2.600%, 11/23/15...................................   4,215   4,282,925
Actavis, Inc.
    1.875%, 10/01/17...................................   4,000   4,013,952
Aetna, Inc.
#   2.200%, 03/15/19...................................   5,000   5,070,555

                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- -----------
UNITED STATES -- (Continued)
Aflac, Inc.
    2.650%, 02/15/17................................... $ 2,650 $ 2,742,294
Agilent Technologies, Inc.
    6.500%, 11/01/17...................................     596     664,283
American Express Co.
    6.150%, 08/28/17...................................   5,000   5,594,825
    7.000%, 03/19/18...................................   2,000   2,327,612
American International Group, Inc.
    5.850%, 01/16/18...................................   7,000   7,887,187
Ameriprise Financial, Inc.
    5.650%, 11/15/15...................................   1,220   1,265,454
Anadarko Petroleum Corp.
    5.950%, 09/15/16...................................   2,587   2,767,047
Anheuser-Busch InBev Worldwide, Inc.
#   1.375%, 07/15/17...................................   2,105   2,124,042
Anthem, Inc.
    5.875%, 06/15/17...................................   3,990   4,390,919
#   1.875%, 01/15/18...................................   4,000   4,050,148
Apache Corp.
    6.900%, 09/15/18...................................   4,890   5,677,295
Apple, Inc.
    1.000%, 05/03/18...................................  28,000  27,885,144
Assurant, Inc.
    2.500%, 03/15/18...................................   5,000   5,107,170
AT&T, Inc.
#   1.400%, 12/01/17...................................   9,000   8,977,662
Autodesk, Inc.
    1.950%, 12/15/17...................................   4,000   4,041,272
Bank of America Corp.
    6.000%, 09/01/17...................................   4,000   4,421,896
    2.600%, 01/15/19...................................   1,670   1,704,956
    2.650%, 04/01/19...................................   1,000   1,023,176
Bank of New York Mellon Corp. (The)
    2.200%, 05/15/19...................................   4,030   4,113,719
Baxter International, Inc.
#   1.850%, 06/15/18...................................   5,000   5,051,590
BB&T Corp.
#   1.450%, 01/12/18...................................   9,000   9,030,447
Becton Dickinson and Co.
    5.000%, 05/15/19...................................   2,000   2,253,224
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17...................................   4,000   4,064,428
Berkshire Hathaway, Inc.
    1.550%, 02/09/18...................................  10,000  10,106,590
BlackRock, Inc.
#   6.250%, 09/15/17...................................   5,000   5,640,190
Bristol-Myers Squibb Co.
    1.750%, 03/01/19...................................   5,000   5,064,065
Buckeye Partners L.P.
    6.050%, 01/15/18...................................   1,880   2,086,819

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- ----------
UNITED STATES -- (Continued)
Capital One Financial Corp.
#   6.750%, 09/15/17................................... $4,000  $4,531,840
Cardinal Health, Inc.
    1.700%, 03/15/18...................................  9,000   9,046,602
Caterpillar Financial Services Corp.
    2.450%, 09/06/18...................................  2,880   2,984,890
CBS Corp.
    2.300%, 08/15/19...................................  6,638   6,692,671
Celgene Corp.
    2.250%, 05/15/19...................................  5,000   5,078,750
Chevron Corp.
    1.104%, 12/05/17...................................  9,000   8,953,650
Cigna Corp.
    5.375%, 03/15/17...................................  1,190   1,292,601
Cisco Systems, Inc.
    2.125%, 03/01/19...................................  5,000   5,134,030
Citigroup, Inc.
    4.450%, 01/10/17...................................  4,000   4,237,408
    6.000%, 08/15/17...................................  4,000   4,429,508
CNA Financial Corp.
    7.350%, 11/15/19...................................  3,000   3,669,027
Coca-Cola Enterprises, Inc.
    2.125%, 09/15/15...................................  3,389   3,421,280
Comcast Corp.
    6.500%, 01/15/17...................................  1,500   1,662,086
Comerica, Inc.
    3.000%, 09/16/15...................................  1,000   1,013,834
    2.125%, 05/23/19...................................    700     705,923
Computer Sciences Corp.
    2.500%, 09/15/15...................................  4,000   4,033,716
CR Bard, Inc.
#   1.375%, 01/15/18...................................  5,085   5,069,806
Devon Energy Corp.
    2.250%, 12/15/18...................................  5,000   5,045,475
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
    2.400%, 03/15/17...................................  4,000   4,090,176
Dollar General Corp.
    1.875%, 04/15/18...................................  5,000   4,945,625
DTE Energy Co.
    2.400%, 12/01/19...................................    878     897,517
Eastman Chemical Co.
    2.400%, 06/01/17...................................  4,000   4,087,472
eBay, Inc.
    2.200%, 08/01/19...................................  5,000   5,022,000
EI du Pont de Nemours & Co.
    6.000%, 07/15/18...................................  2,475   2,836,201
EMC Corp.
    1.875%, 06/01/18...................................  8,780   8,883,788
Enbridge Energy Partners L.P.
    5.875%, 12/15/16...................................  2,000   2,160,588

                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- -----------
UNITED STATES -- (Continued)
Energy Transfer Partners L.P.
    5.950%, 02/01/15................................... $ 2,604 $ 2,604,000
EOG Resources, Inc.
    2.500%, 02/01/16...................................   4,000   4,065,764
Exelon Generation Co. LLC
    6.200%, 10/01/17...................................   4,000   4,464,712
Express Scripts Holding Co.
    2.250%, 06/15/19...................................   2,865   2,891,745
Fifth Third Bancorp
    3.625%, 01/25/16...................................     725     743,800
Fifth Third Bank
    2.375%, 04/25/19...................................   1,615   1,646,044
FMC Technologies, Inc.
    2.000%, 10/01/17...................................   5,000   4,985,180
Ford Motor Credit Co. LLC
    5.000%, 05/15/18...................................   5,000   5,470,690
    2.375%, 03/12/19...................................   1,000   1,012,127
Freeport-McMoRan, Inc.
    2.150%, 03/01/17...................................   4,000   3,975,304
General Dynamics Corp.
    1.000%, 11/15/17...................................   2,000   1,998,362
General Electric Capital Corp.
#   1.625%, 04/02/18...................................  15,000  15,148,590
Goldman Sachs Group, Inc. (The)
#   6.250%, 09/01/17...................................   1,550   1,727,763
    5.950%, 01/18/18...................................   2,000   2,240,976
Hartford Financial Services Group, Inc. (The)
#   4.000%, 10/15/17...................................   5,142   5,500,259
Hewlett-Packard Co.
    2.600%, 09/15/17...................................   4,000   4,114,436
Home Depot, Inc. (The)
    2.000%, 06/15/19...................................   5,000   5,112,650
HSBC Finance Corp.
    5.250%, 04/15/15...................................   2,187   2,207,420
HSBC USA, Inc.
    2.375%, 11/13/19...................................   2,000   2,042,210
Humana, Inc.
    2.625%, 10/01/19...................................   2,000   2,045,870
Huntington Bancshares, Inc.
#   2.600%, 08/02/18...................................   5,000   5,106,285
Illinois Tool Works, Inc.
#   1.950%, 03/01/19...................................   6,150   6,279,777
Intuit, Inc.
    5.750%, 03/15/17...................................   2,000   2,177,714
Jefferies Group LLC
    5.125%, 04/13/18...................................   1,875   1,983,660
John Deere Capital Corp.
#   1.950%, 03/04/19...................................   3,400   3,460,343
JPMorgan Chase & Co.
    3.150%, 07/05/16...................................   1,000   1,028,648

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- -----------
UNITED STATES -- (Continued)
    6.300%, 04/23/19................................... $   548 $   643,233
    2.250%, 01/23/20...................................   2,000   2,009,688
KeyBank NA
    1.650%, 02/01/18...................................   1,820   1,829,346
Kimberly-Clark Corp.
    1.900%, 05/22/19...................................   2,300   2,335,733
Kinder Morgan Energy Partners L.P.
    6.000%, 02/01/17...................................   4,000   4,315,784
Kohl's Corp.
    6.250%, 12/15/17...................................   4,000   4,491,020
Kroger Co. (The)
    2.200%, 01/15/17...................................   2,795   2,851,353
    2.300%, 01/15/19...................................   3,000   3,056,301
Laboratory Corp. of America Holdings
    2.200%, 08/23/17...................................   4,500   4,560,493
Lorillard Tobacco Co.
#   2.300%, 08/21/17...................................   4,000   4,049,188
Marsh & McLennan Cos., Inc.
    2.350%, 09/10/19...................................   2,200   2,249,841
MasterCard, Inc.
#   2.000%, 04/01/19...................................  10,000  10,268,000
Mattel, Inc.
#   2.350%, 05/06/19...................................   6,000   6,043,548
McDonald's Corp.
    5.350%, 03/01/18...................................   5,000   5,606,175
McKesson Corp.
    1.400%, 03/15/18...................................   8,907   8,888,349
Monsanto Co.
    2.125%, 07/15/19...................................   2,500   2,543,145
Morgan Stanley
    6.250%, 08/28/17...................................   4,000   4,456,356
    7.300%, 05/13/19...................................   1,800   2,168,827
MUFG Union Bank NA
    2.625%, 09/26/18...................................   5,245   5,390,187
Mylan, Inc.
    2.550%, 03/28/19...................................   4,400   4,473,819
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19...................................   3,850   3,932,875
Nisource Finance Corp.
    6.400%, 03/15/18...................................   3,000   3,442,665
Nucor Corp.
#   5.750%, 12/01/17...................................   7,160   7,983,708
NYSE Euronext
    2.000%, 10/05/17...................................   5,000   5,086,240
Oracle Corp.
#   1.200%, 10/15/17...................................   1,500   1,507,167
    5.000%, 07/08/19...................................   5,000   5,711,135
PG&E Corp.
    2.400%, 03/01/19...................................   5,000   5,098,510

                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- -----------
UNITED STATES -- (Continued)
Philip Morris International, Inc.
    5.650%, 05/16/18................................... $ 3,000 $ 3,416,619
Pioneer Natural Resources Co.
#   6.650%, 03/15/17...................................   4,000   4,370,804
    6.875%, 05/01/18...................................   2,000   2,264,124
PNC Bank NA
    2.400%, 10/18/19...................................   2,000   2,055,682
Praxair, Inc.
    1.250%, 11/07/18...................................   4,000   3,982,188
Principal Financial Group, Inc.
    1.850%, 11/15/17...................................   6,707   6,748,744
Prudential Financial, Inc.
    6.100%, 06/15/17...................................   1,000   1,107,411
    6.000%, 12/01/17...................................   5,000   5,621,450
Quest Diagnostics, Inc.
#   3.200%, 04/01/16...................................   4,000   4,102,004
Qwest Corp.
    6.500%, 06/01/17...................................   4,000   4,375,216
Reinsurance Group of America, Inc.
#   5.625%, 03/15/17...................................   1,000   1,083,978
Republic Services, Inc.
#   3.800%, 05/15/18...................................   5,427   5,782,072
Reynolds American, Inc.
    6.750%, 06/15/17...................................   2,000   2,230,530
Scripps Networks Interactive, Inc.
#   2.750%, 11/15/19...................................   1,000   1,027,337
Southern Power Co.
    4.875%, 07/15/15...................................   5,672   5,778,549
Southwest Airlines Co.
    2.750%, 11/06/19...................................   5,000   5,146,095
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18...................................   1,000   1,153,197
SunTrust Banks, Inc.
    3.500%, 01/20/17...................................   4,000   4,186,544
Symantec Corp.
    2.750%, 06/15/17...................................   4,000   4,086,788
Target Corp.
    2.300%, 06/26/19...................................   4,135   4,259,968
Tech Data Corp.
    3.750%, 09/21/17...................................   4,500   4,651,569
Texas Instruments, Inc.
#   1.650%, 08/03/19...................................   5,000   5,024,865
Thermo Fisher Scientific, Inc.
#   2.400%, 02/01/19...................................   6,599   6,734,161
Toyota Motor Credit Corp.
    1.750%, 05/22/17...................................  10,000  10,170,100
    1.375%, 01/10/18...................................   1,956   1,968,716
Tyson Foods, Inc.
    2.650%, 08/15/19...................................   5,000   5,139,780

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT^
                                                       (000)        VALUE+
                                                     ---------- --------------
UNITED STATES -- (Continued)
Unilever Capital Corp.
    2.200%, 03/06/19................................ $    3,820 $    3,936,269
UnitedHealth Group, Inc.
    2.300%, 12/15/19................................      5,000      5,137,025
US Bancorp
#   2.200%, 04/25/19................................      5,000      5,118,695
Verizon Communications, Inc.
#   1.100%, 11/01/17................................      3,000      2,976,675
#   2.550%, 06/17/19................................      1,000      1,026,478
Wachovia Corp.
    5.750%, 06/15/17................................      4,000      4,423,872
    5.750%, 02/01/18................................      3,000      3,370,803
Wal-Mart Stores, Inc.
    5.800%, 02/15/18................................      2,745      3,129,473
Western Union Co. (The)
    5.930%, 10/01/16................................      6,000      6,445,434
Wisconsin Electric Power Co.
    1.700%, 06/15/18................................      4,975      5,010,412
Wyndham Worldwide Corp.
    2.500%, 03/01/18................................      7,405      7,469,216
Xerox Corp.
    2.750%, 03/15/19................................      6,000      6,137,334
                                                                --------------
TOTAL UNITED STATES.................................               640,272,507
                                                                --------------
TOTAL BONDS.........................................             1,047,199,479
                                                                --------------
AGENCY OBLIGATIONS -- (3.8%)
Federal Home Loan Bank
    0.375%, 06/24/16................................      4,500      4,502,385
    5.000%, 11/17/17................................      7,000      7,810,236
Federal National Mortgage Association
    0.625%, 08/26/16................................     15,000     15,051,375
    1.250%, 01/30/17................................     15,000     15,206,055
                                                                --------------
TOTAL AGENCY OBLIGATIONS............................                42,570,051
                                                                --------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)
                                                     ----------
SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@ DFA Short Term Investment Fund.................  3,353,855     38,804,105
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,119,760,749)^^...........................            $1,128,573,635
                                                                ==============

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                ------- --------------  ------- --------------
Bonds
   Australia...................   --    $   41,884,720    --    $   41,884,720
   Canada......................   --        91,019,694    --        91,019,694
   France......................   --        53,527,089    --        53,527,089
   Germany.....................   --        44,043,209    --        44,043,209
   Japan.......................   --        45,999,075    --        45,999,075
   Netherlands.................   --        12,229,509    --        12,229,509
   Norway......................   --        10,508,970    --        10,508,970
   Supranational Organization
     Obligations...............   --        33,308,526    --        33,308,526
   Sweden......................   --        13,581,128    --        13,581,128
   Switzerland.................   --        12,072,078    --        12,072,078
   United Kingdom..............   --        48,752,974    --        48,752,974
   United States...............   --       640,272,507    --       640,272,507
Agency Obligations.............   --        42,570,051    --        42,570,051
Securities Lending Collateral..   --        38,804,105    --        38,804,105
Forward Currency Contracts**...   --       (23,595,889)   --       (23,595,889)
                                  --    --------------    --    --------------
TOTAL..........................   --    $1,104,977,746    --    $1,104,977,746
                                  ==    ==============    ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)


                                                         FACE
                                                        AMOUNT
                                                        (000)       VALUE+
                                                       -------- --------------
AGENCY OBLIGATIONS -- (50.8%)
Federal Farm Credit Bank
     4.875%, 01/17/17................................. $ 12,000 $   13,009,020
Federal Home Loan Bank
     5.375%, 05/18/16.................................   71,500     76,179,747
     2.125%, 06/10/16.................................   87,700     89,676,319
     5.125%, 10/19/16.................................    9,845     10,638,940
     4.750%, 12/16/16.................................   82,500     89,015,107
     4.875%, 05/17/17.................................    8,000      8,756,784
     1.000%, 06/09/17.................................    9,010      9,081,954
     1.000%, 06/21/17.................................  134,210    135,129,875
     0.750%, 09/08/17.................................   88,000     87,849,872
     2.250%, 09/08/17.................................   30,000     31,066,050
     5.000%, 11/17/17.................................  165,240    184,366,200
     0.750%, 12/08/17.................................   50,530     50,162,697
     1.375%, 03/09/18.................................  156,885    158,995,574
     1.250%, 06/08/18.................................   19,300     19,445,947
     4.750%, 06/08/18.................................   19,925     22,423,456
     2.000%, 09/14/18.................................   30,000     31,004,910
     1.625%, 06/14/19.................................   30,000     30,442,290
Tennessee Valley Authority
     5.500%, 07/18/17.................................    3,362      3,745,120
     6.250%, 12/15/17.................................    6,500      7,446,803
     4.500%, 04/01/18.................................   15,180     16,833,117
     1.750%, 10/15/18.................................   31,635     32,347,262
                                                                --------------
TOTAL AGENCY OBLIGATIONS..............................           1,107,617,044
                                                                --------------
U.S. TREASURY OBLIGATIONS -- (48.5%)
U.S. Treasury Notes
     1.750%, 05/31/16.................................       --             --
     3.000%, 02/28/17.................................   10,000     10,521,090
     3.125%, 04/30/17.................................   12,000     12,690,936
     0.625%, 08/31/17.................................    8,000      7,994,376
     0.625%, 09/30/17.................................   85,000     84,867,230
     0.750%, 10/31/17.................................   70,000     70,098,420
     4.250%, 11/15/17.................................  226,800    248,895,310
     2.250%, 11/30/17.................................  121,000    126,133,062
     1.000%, 12/15/17.................................  108,000    108,818,424
     0.750%, 12/31/17.................................   10,000     10,000,780
     2.625%, 01/31/18.................................   79,000     83,320,352
     0.750%, 02/28/18.................................    7,000      6,990,158
     2.875%, 03/31/18.................................   67,500     71,797,860
     2.625%, 04/30/18.................................   68,000     71,888,784
     1.375%, 06/30/18.................................   25,000     25,414,050
     1.375%, 09/30/18.................................   22,700     23,051,146
     1.250%, 11/30/18.................................   10,500     10,599,257
     1.500%, 01/31/19.................................   48,000     48,896,256
     0.875%, 07/31/19.................................   25,000     24,734,375

DFA SHORT-TERM GOVERNMENT PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT
                                                         (000)       VALUE+
                                                         ------  --------------
    1.000%, 11/30/19............................... $    10,000  $    9,924,220
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS....................               1,056,636,086
                                                                 --------------

                                                         SHARES
                                                         ------
TEMPORARY CASH INVESTMENTS -- (0.7%)
    State Street Institutional U.S. Government
      Money Market Fund............................  15,107,748      15,107,748
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,161,199,087)^^..........................              $2,179,360,878
                                                                 ==============

DFA SHORT-TERM GOVERNMENT PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Agency Obligations...........          -- $1,107,617,044   --    $1,107,617,044
U.S. Treasury Obligations....          --  1,056,636,086   --     1,056,636,086
Temporary Cash Investments... $15,107,748             --   --        15,107,748
                              ----------- --------------   --    --------------
TOTAL........................ $15,107,748 $2,164,253,130   --    $2,179,360,878
                              =========== ==============   ==    ==============

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                        FACE
                                                       AMOUNT^
                                                        (000)        VALUE+
                                                      ---------- --------------
BONDS -- (92.1%)
AUSTRALIA -- (9.6%)
Australia & New Zealand Banking Group, Ltd.
     1.450%, 05/15/18................................   $ 25,900 $   25,842,916
#    2.250%, 06/13/19................................    263,061    269,110,088
Commonwealth Bank of Australia
     2.500%, 09/20/18................................    101,000    104,032,020
#    2.250%, 03/13/19................................     51,512     52,646,964
#    2.300%, 09/06/19................................    110,025    112,143,421
National Australia Bank, Ltd.
     2.300%, 07/25/18................................     47,000     48,117,002
#    2.250%, 07/01/19................................    132,250    134,722,943
Westpac Banking Corp.
#    1.600%, 01/12/18................................     50,650     51,132,137
#    2.250%, 07/30/18................................     63,900     65,361,201
#    2.250%, 01/17/19................................    149,489    153,252,984
                                                                 --------------
TOTAL AUSTRALIA......................................             1,016,361,676
                                                                 --------------
AUSTRIA -- (2.0%)
Oesterreichische Kontrollbank AG
     1.125%, 05/29/18................................    102,000    102,252,246
#    1.625%, 03/12/19................................    112,903    114,613,029
                                                                 --------------
TOTAL AUSTRIA........................................               216,865,275
                                                                 --------------
CANADA -- (11.0%)
Bank of Nova Scotia (The)
     2.050%, 06/05/19................................     72,680     73,539,877
     2.050%, 06/05/19................................     33,000     33,168,300
Canada Government International Bond
     1.625%, 02/27/19................................    116,700    118,858,250
Ontario, Province of Canada
     2.000%, 09/27/18................................     16,300     16,716,237
     2.000%, 01/30/19................................    171,800    176,199,454
#    1.650%, 09/27/19................................     74,691     75,419,909
     4.000%, 10/07/19................................     24,531     27,322,284
Royal Bank of Canada
#    1.500%, 01/16/18................................     44,960     45,351,152
#    2.200%, 07/27/18................................    145,150    148,638,100
#    2.150%, 03/15/19................................     96,665     98,947,164
Toronto-Dominion Bank (The)
#    2.625%, 09/10/18................................    142,484    147,933,016
#    2.125%, 07/02/19................................    108,670    111,252,760
#    2.250%, 11/05/19................................     42,875     43,798,485
Total Capital Canada, Ltd.
     1.450%, 01/15/18................................     53,370     53,694,970
                                                                 --------------
TOTAL CANADA.........................................             1,170,839,958
                                                                 --------------

                                                        FACE
                                                       AMOUNT^
                                                        (000)        VALUE+
                                                      ---------- --------------
DENMARK -- (1.4%)
Kommunekredit
     1.125%, 03/15/18................................   $146,274 $  146,588,782
                                                                 --------------
FINLAND -- (1.4%)
Finland Government International Bond
     1.625%, 10/01/18................................     60,000     61,074,660
Municipality Finance P.L.C.
     1.125%, 04/17/18................................     20,000     20,021,000
     1.750%, 05/21/19................................     68,800     69,988,038
                                                                 --------------
TOTAL FINLAND........................................               151,083,698
                                                                 --------------
FRANCE -- (3.1%)
Dexia Credit Local SA
#    2.250%, 01/30/19................................     71,945     73,875,068
Sanofi
     1.250%, 04/10/18................................     10,000     10,036,160
Total Capital International SA
     2.125%, 01/10/19................................    101,000    103,085,347
#    2.100%, 06/19/19................................     72,692     74,122,797
Total Capital SA
     2.125%, 08/10/18................................     46,000     46,960,480
     3.875%, 12/14/18................................ GBP 13,134     21,729,393
                                                                 --------------
TOTAL FRANCE.........................................               329,809,245
                                                                 --------------
GERMANY -- (2.9%)
FMS Wertmanagement AoeR
     1.625%, 11/20/18................................     43,000     43,695,740
     1.875%, 12/07/18................................ GBP 20,000     31,107,781
KFW
     1.875%, 04/01/19................................     92,750     95,468,595
Landwirtschaftliche Rentenbank
     1.000%, 04/04/18................................     13,000     12,999,649
     1.875%, 09/17/18................................     15,000     15,405,375
NRW Bank
     1.875%, 07/01/19................................     29,400     30,002,553
     2.000%, 09/23/19................................     82,200     84,326,761
                                                                 --------------
TOTAL GERMANY........................................               313,006,454
                                                                 --------------
JAPAN -- (4.3%)
Development Bank of Japan, Inc.
     1.625%, 09/25/19................................      9,000      9,071,082
Japan Bank for International Cooperation
     1.750%, 07/31/18................................    201,350    204,611,065
     1.750%, 11/13/18................................     29,000     29,339,967
#    1.750%, 05/29/19................................     38,280     38,704,908
     1.750%, 05/29/19................................     19,600     19,831,280
Japan Finance Organization for Municipalities
     1.375%, 02/05/18................................     40,500     40,633,245

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT^
                                                        (000)        VALUE+
                                                     ----------- --------------
JAPAN -- (Continued)
    2.500%, 09/12/18................................   $  50,000 $   51,728,550
    2.500%, 09/12/18................................      15,400     15,932,393
    2.125%, 03/06/19................................      45,000     45,979,785
                                                                 --------------
TOTAL JAPAN.........................................                455,832,275
                                                                 --------------
NETHERLANDS -- (9.5%)
Bank Nederlandse Gemeenten NV
    1.875%, 12/07/18................................ GBP  59,950     93,089,450
    1.875%, 06/11/19................................     181,000    185,020,734
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
    1.700%, 03/19/18................................      19,920     20,053,902
    2.250%, 01/14/19................................     235,625    239,958,379
Nederlandse Waterschapsbank NV
    1.875%, 03/13/19................................     248,340    253,847,436
    1.750%, 09/05/19................................      10,000     10,148,850
Shell International Finance BV
#   1.900%, 08/10/18................................     119,844    122,214,634
    2.000%, 11/15/18................................      53,970     54,939,895
    4.300%, 09/22/19................................      20,000     22,378,040
    4.300%, 09/22/19................................       6,500      7,237,100
                                                                 --------------
TOTAL NETHERLANDS...................................              1,008,888,420
                                                                 --------------
NORWAY -- (5.4%)
Kommunalbanken A.S.
    2.125%, 03/15/19................................     146,650    151,391,341
    1.750%, 05/28/19................................     105,500    107,283,583
    1.500%, 10/22/19................................      42,900     43,116,602
Statoil ASA
    1.200%, 01/17/18................................      40,850     40,715,522
    1.150%, 05/15/18................................     183,925    182,370,834
    1.950%, 11/08/18................................      13,800     14,054,665
    2.250%, 11/08/19................................      39,400     40,450,128
                                                                 --------------
TOTAL NORWAY........................................                579,382,675
                                                                 --------------
SINGAPORE -- (2.0%)
Singapore Government Bond
    4.000%, 09/01/18................................ SGD  91,700     74,664,461
    2.500%, 06/01/19................................ SGD 163,700    127,243,231
    1.625%, 10/01/19................................ SGD  15,000     11,218,620
                                                                 --------------
TOTAL SINGAPORE.....................................                213,126,312
                                                                 --------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.3%)
African Development Bank
#   1.625%, 10/02/18................................      34,920     35,501,523
Asian Development Bank
    1.750%, 03/21/19................................      15,000     15,334,020
    1.875%, 04/12/19................................     133,500    136,912,127
Council Of Europe Development Bank
#   1.125%, 05/31/18................................      45,000     45,101,565

                                                        FACE
                                                       AMOUNT^
                                                        (000)       VALUE+
                                                     ----------- ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
European Investment Bank
    4.750%, 10/15/18................................ GBP  28,722 $ 49,143,232
    1.625%, 12/18/18................................      25,000   25,428,100
    1.500%, 02/01/19................................ GBP  58,500   89,982,513
    1.875%, 03/15/19................................     101,400  104,199,451
International Bank for Reconstruction & Development
    1.875%, 03/15/19................................      91,000   94,025,568
Nordic Investment Bank
#   1.875%, 06/14/19................................      77,020   79,139,436
                                                                 ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS........              674,767,535
                                                                 ------------
SWEDEN -- (7.1%)
Kommuninvest I Sverige AB
    2.000%, 11/12/19................................     168,950  174,136,258
Nordea Bank AB
    2.375%, 04/04/19................................      70,315   72,000,451
Svensk Exportkredit AB
    1.125%, 04/05/18................................      40,000   40,042,120
    1.875%, 12/21/18................................ GBP  40,150   62,302,160
    1.875%, 06/17/19................................      94,575   96,666,715
Svenska Handelsbanken AB
#   2.500%, 01/25/19................................     176,256  182,325,199
    2.250%, 06/17/19................................     119,548  122,042,967
                                                                 ------------
TOTAL SWEDEN........................................              749,515,870
                                                                 ------------
UNITED KINGDOM -- (1.8%)
United Kingdom Gilt
    1.250%, 07/22/18................................ GBP 121,700  186,523,495
                                                                 ------------
UNITED STATES -- (24.3%)
3M Co.
#   1.625%, 06/15/19................................      18,195   18,340,524
Apple, Inc.
#   1.000%, 05/03/18................................      85,700   85,348,459
#   2.100%, 05/06/19................................     199,300  205,667,834
Berkshire Hathaway Finance Corp.
    1.300%, 05/15/18................................      44,700   44,887,874
#   2.000%, 08/15/18................................      51,375   52,828,553
Berkshire Hathaway, Inc.
    1.550%, 02/09/18................................      35,446   35,823,819
#   2.100%, 08/14/19................................      75,817   77,951,704
Chevron Corp.
#   1.718%, 06/24/18................................     132,577  134,627,834
Coca-Cola Co. (The)
    1.650%, 11/01/18................................      31,819   32,310,317
Exxon Mobil Corp.
    1.819%, 03/15/19................................     185,578  190,120,393
General Electric Capital Corp.
    1.625%, 04/02/18................................          --           --

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^
                                                       (000)        VALUE+
                                                    ----------- ---------------
UNITED STATES -- (Continued)
      5.625%, 05/01/18............................. $    17,500 $    19,817,595
#     2.300%, 01/14/19.............................     181,485     187,164,755
      6.000%, 08/07/19.............................      12,000      14,195,112
      6.000%, 08/07/19.............................      31,575      37,360,266
#     2.200%, 01/09/20.............................      44,600      45,486,826
International Business Machines Corp.
#     1.250%, 02/08/18.............................      38,800      38,996,134
#     1.950%, 02/12/19.............................     163,527     167,128,355
      1.875%, 05/15/19.............................      15,000      15,316,830
Johnson & Johnson
      5.150%, 07/15/18.............................      10,515      11,909,994
      1.650%, 12/05/18.............................     176,200     179,760,121
Microsoft Corp.
#     1.625%, 12/06/18.............................     168,185     171,344,523
Pfizer, Inc.
#     1.500%, 06/15/18.............................      68,504      69,545,261
#     2.100%, 05/15/19.............................     204,892     211,043,678
Procter & Gamble Co. (The)
#     1.600%, 11/15/18.............................       5,800       5,892,498
      1.900%, 11/01/19.............................      52,962      54,135,214
Toyota Motor Credit Corp.
#     1.375%, 01/10/18.............................      40,200      40,461,340
      2.000%, 10/24/18.............................     154,239     157,547,735
#     2.100%, 01/17/19.............................      52,256      53,545,678
      2.125%, 07/18/19.............................      26,105      26,868,101
US Bank NA
#     2.125%, 10/28/19.............................      42,190      42,959,461
Wal-Mart Stores, Inc.
      1.125%, 04/11/18.............................     122,427     122,717,764
#     1.950%, 12/15/18.............................      26,431      27,089,158
                                                                ---------------
TOTAL UNITED STATES................................               2,578,193,710
                                                                ---------------
TOTAL BONDS........................................               9,790,785,380
                                                                ---------------
AGENCY OBLIGATIONS -- (2.7%)
Federal Home Loan Bank
      1.750%, 12/14/18.............................      81,000      83,158,650
Federal Home Loan Mortgage Corporation
      3.750%, 03/27/19.............................      15,000      16,591,050
#     1.250%, 08/01/19.............................      16,200      16,293,717
#     1.250%, 10/02/19.............................      46,000      46,018,814
Federal National Mortgage Association
#     1.625%, 11/27/18.............................      41,000      41,842,591
#     1.875%, 02/19/19.............................      40,000      41,337,320
#     1.750%, 06/20/19.............................      23,000      23,639,469

                                                       FACE
                                                      AMOUNT^
                                                       (000)        VALUE+
                                                    ----------- ---------------
#     1.750%, 09/12/19............................. $    15,000 $    15,388,230
                                                                ---------------
TOTAL AGENCY OBLIGATIONS...........................                 284,269,841
                                                                ---------------
U.S. TREASURY OBLIGATIONS -- (0.8%)
U.S. Treasury Notes
      1.250%, 11/30/18.............................      78,000      78,737,334

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)
                                                    -----------
SECURITIES LENDING COLLATERAL -- (4.4%)
(S)@  DFA Short Term Investment Fund...............  40,813,666     472,214,115
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,499,047,196)^^.........................             $10,626,006,670
                                                                ===============

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                ------- --------------- ------- ---------------
Bonds
   Australia...................   --    $ 1,016,361,676   --    $ 1,016,361,676
   Austria.....................   --        216,865,275   --        216,865,275
   Canada......................   --      1,170,839,958   --      1,170,839,958
   Denmark.....................   --        146,588,782   --        146,588,782
   Finland.....................   --        151,083,698   --        151,083,698
   France......................   --        329,809,245   --        329,809,245
   Germany.....................   --        313,006,454   --        313,006,454
   Japan.......................   --        455,832,275   --        455,832,275
   Netherlands.................   --      1,008,888,420   --      1,008,888,420
   Norway......................   --        579,382,675   --        579,382,675
   Singapore...................   --        213,126,312   --        213,126,312
   Supranational Organization
     Obligations...............   --        674,767,535   --        674,767,535
   Sweden......................   --        749,515,870   --        749,515,870
   United Kingdom..............   --        186,523,495   --        186,523,495
   United States...............   --      2,578,193,710   --      2,578,193,710
Agency Obligations.............   --        284,269,841   --        284,269,841
U.S. Treasury Obligations......   --         78,737,334   --         78,737,334
Securities Lending Collateral..   --        472,214,115   --        472,214,115
Forward Currency Contracts**...   --         14,783,282   --         14,783,282
                                  --    ---------------   --    ---------------
TOTAL..........................   --    $10,640,789,952   --    $10,640,789,952
                                  ==    ===============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                           FACE
                                                         AMOUNT^
                                                          (000)      VALUE+
                                                        ---------- -----------
BONDS -- (98.2%)
AUSTRIA -- (3.5%)
Austria Government Bond
    3.400%, 11/22/22................................... EUR  6,545 $ 9,202,543
    1.750%, 10/20/23................................... EUR    600     761,902
    1.650%, 10/21/24................................... EUR  3,200   4,041,678
                                                                   -----------
TOTAL AUSTRIA..........................................             14,006,123
                                                                   -----------
BELGIUM -- (3.6%)
Belgium Government Bond
    2.250%, 06/22/23................................... EUR  6,200   8,074,385
    5.500%, 03/28/28................................... EUR  3,550   6,367,051
                                                                   -----------
TOTAL BELGIUM..........................................             14,441,436
                                                                   -----------
CANADA -- (11.9%)
Alberta, Province of Canada
    2.550%, 12/15/22................................... CAD  8,350   7,051,272
British Columbia, Province of Canada
    2.700%, 12/18/22................................... CAD 12,000  10,266,814
    2.850%, 06/18/25................................... CAD  4,000   3,411,128
Canadian Government Bond
    1.500%, 06/01/23................................... CAD  2,000   1,629,716
Manitoba, Province of Canada
    2.550%, 06/02/23................................... CAD  7,250   6,064,907
    3.300%, 06/02/24................................... CAD  4,750   4,183,304
Ontario, Province of Canada
    1.875%, 05/21/24................................... EUR  5,100   6,368,470
    6.500%, 03/08/29................................... CAD  7,000   8,222,728
                                                                   -----------
TOTAL CANADA...........................................             47,198,339
                                                                   -----------
DENMARK -- (3.8%)
Denmark Government Bond
    1.500%, 11/15/23................................... DKK 28,300   4,781,507
    1.750%, 11/15/25................................... DKK 59,700  10,372,995
                                                                   -----------
TOTAL DENMARK..........................................             15,154,502
                                                                   -----------
FINLAND -- (3.8%)
Finland Government Bond
    1.500%, 04/15/23................................... EUR  7,500   9,312,581
    2.750%, 07/04/28................................... EUR  4,000   5,733,257
                                                                   -----------
TOTAL FINLAND..........................................             15,045,838
                                                                   -----------
FRANCE -- (16.1%)
Caisse d'Amortissement de la Dette Sociale
    2.500%, 10/25/22................................... EUR  1,400   1,836,766
    1.375%, 11/25/24................................... EUR  1,500   1,820,557
France Government Bond OAT
    1.750%, 05/25/23................................... EUR  9,000  11,300,657
    2.250%, 05/25/24................................... EUR  9,250  12,126,841

                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                      ------------- -----------
FRANCE -- (Continued)
        6.000%, 10/25/25............................. EUR     5,650 $ 9,941,251
        3.500%, 04/25/26............................. EUR     8,800  12,958,808
Reseau Ferre de France
        3.125%, 10/25/28............................. EUR     2,600   3,728,923
SNCF Reseau
        5.500%, 12/01/21............................. GBP     3,000   5,662,967
Societe Nationale des Chemins de Fer Francais
        5.375%, 03/18/27............................. GBP     1,600   3,181,771
UNEDIC
        2.375%, 05/25/24............................. EUR     1,000   1,317,392
                                                                    -----------
TOTAL FRANCE.........................................                63,875,933
                                                                    -----------
GERMANY -- (2.0%)
Bundesrepublik Deutschland
        1.000%, 08/15/24............................. EUR       750     905,096
        4.750%, 07/04/28............................. EUR     2,950   5,190,258
KFW
        5.550%, 06/07/21............................. GBP       900   1,709,249
                                                                    -----------
TOTAL GERMANY........................................                 7,804,603
                                                                    -----------
JAPAN -- (8.0%)
Japan Government Ten Year Bond
        1.400%, 03/20/20............................. JPY 1,828,000  16,641,042
        1.200%, 06/20/21............................. JPY 1,197,000  10,927,225
        0.800%, 06/20/23............................. JPY   150,000   1,342,324
Japan Government Twenty Year Bond
        0.800%, 06/20/23............................. JPY   310,000   2,774,137
                                                                    -----------
TOTAL JAPAN..........................................                31,684,728
                                                                    -----------
LUXEMBOURG -- (1.2%)
Grand Duchy of Luxembourg
        2.125%, 07/10/23............................. EUR     3,800   4,913,327
                                                                    -----------
NETHERLANDS -- (8.8%)
Bank Nederlandse Gemeenten NV
        5.375%, 06/07/21............................. GBP       600   1,120,901
        2.250%, 08/30/22............................. EUR     2,300   2,950,698
        2.250%, 07/17/23............................. EUR     4,000   5,171,421
        1.125%, 09/04/24............................. EUR     3,400   4,029,658
Deutsche Bahn Finance BV
        2.750%, 06/20/22............................. GBP       300     486,234
Nederlandse Waterschapsbank NV
        3.000%, 11/16/23............................. EUR     4,700   6,411,342
Netherlands Government Bond
        2.000%, 07/15/24............................. EUR     7,750  10,061,673
        5.500%, 01/15/28............................. EUR     2,500   4,563,165
                                                                    -----------
TOTAL NETHERLANDS....................................                34,795,092
                                                                    -----------

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT^
                                                          (000)      VALUE+
                                                       ----------- -----------
NEW ZEALAND -- (2.0%)
New Zealand Government Bond
     3.000%, 04/15/20................................. NZD   5,600 $ 4,044,089
     6.000%, 05/15/21................................. NZD   4,500   3,797,189
                                                                   -----------
TOTAL NEW ZEALAND.....................................               7,841,278
                                                                   -----------
NORWAY -- (1.7%)
Norway Government Bond
     3.750%, 05/25/21................................. NOK  30,900   4,685,550
     2.000%, 05/24/23................................. NOK  16,000   2,205,701
                                                                   -----------
TOTAL NORWAY..........................................               6,891,251
                                                                   -----------
SINGAPORE -- (4.0%)
Singapore Government Bond
     3.250%, 09/01/20................................. SGD   3,800   3,059,112
     3.125%, 09/01/22................................. SGD   4,570   3,705,723
     2.750%, 07/01/23................................. SGD  10,930   8,638,094
     3.000%, 09/01/24................................. SGD     400     324,524
                                                                   -----------
TOTAL SINGAPORE.......................................              15,727,453
                                                                   -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (9.9%)
European Financial Stability Facility
     2.250%, 09/05/22................................. EUR   1,700   2,195,820
     1.750%, 06/27/24................................. EUR   5,325   6,711,976
European Investment Bank
     5.375%, 06/07/21................................. GBP     880   1,654,796
     2.250%, 10/14/22................................. EUR   2,500   3,244,670
     2.500%, 10/31/22................................. GBP   3,380   5,518,091
     2.750%, 09/15/25................................. EUR     500     692,945
     1.900%, 01/26/26................................. JPY 256,000   2,558,260
European Union
     3.000%, 09/04/26................................. EUR   6,925   9,842,260
     2.875%, 04/04/28................................. EUR   3,460   4,925,005
International Bank for Reconstruction & Development
     5.000%, 03/07/22................................. AUD   1,400   1,245,631
Nordic Investment Bank
     5.000%, 04/19/22................................. AUD     600     532,617
                                                                   -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..........              39,122,071
                                                                   -----------
SWEDEN -- (2.4%)
Sweden Government Bond
     1.500%, 11/13/23................................. SEK  71,500   9,356,820
                                                                   -----------
UNITED KINGDOM -- (15.5%)
Network Rail Infrastructure Finance P.L.C.
     4.625%, 07/21/20................................. GBP     650   1,159,182
United Kingdom Gilt
     1.750%, 09/07/22................................. GBP  10,070  15,788,946
     2.250%, 09/07/23................................. GBP   6,950  11,293,925

                                                         FACE
                                                       AMOUNT^
                                                        (000)       VALUE+
                                                      ---------- ------------
UNITED KINGDOM -- (Continued)
    2.750%, 09/07/24................................. GBP  2,800 $  4,744,364
    4.250%, 12/07/27................................. GBP 14,400   28,575,863
                                                                 ------------
TOTAL UNITED KINGDOM.................................              61,562,280
                                                                 ------------
TOTAL BONDS..........................................             389,421,074
                                                                 ------------
AGENCY OBLIGATIONS -- (1.8%)
Federal Home Loan Bank
    5.750%, 06/12/26.................................        100      134,058
Federal Home Loan Mortgage Corporation
    2.375%, 01/13/22.................................      4,700    4,901,884
Tennessee Valley Authority
    5.350%, 06/07/21................................. GBP    400      733,460
    6.750%, 11/01/25.................................      1,030    1,456,065
                                                                 ------------
TOTAL AGENCY OBLIGATIONS.............................               7,225,467
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $418,170,298)^^..............................            $396,646,541
                                                                 ============

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------
                                     LEVEL 1   LEVEL 2    LEVEL 3     TOTAL
                                     ------- ------------ ------- -------------
Bonds
   Austria..........................   --    $ 14,006,123   --    $  14,006,123
   Belgium..........................   --      14,441,436   --       14,441,436
   Canada...........................   --      47,198,339   --       47,198,339
   Denmark..........................   --      15,154,502   --       15,154,502
   Finland..........................   --      15,045,838   --       15,045,838
   France...........................   --      63,875,933   --       63,875,933
   Germany..........................   --       7,804,603   --        7,804,603
   Japan............................   --      31,684,728   --       31,684,728
   Luxembourg.......................   --       4,913,327   --        4,913,327
   Netherlands......................   --      34,795,092   --       34,795,092
   New Zealand......................   --       7,841,278   --        7,841,278
   Norway...........................   --       6,891,251   --        6,891,251
   Singapore........................   --      15,727,453   --       15,727,453
   Supranational Organization
     Obligations....................   --      39,122,071   --       39,122,071
   Sweden...........................   --       9,356,820   --        9,356,820
   United Kingdom...................   --      61,562,280   --       61,562,280
Agency Obligations..................   --       7,225,467   --        7,225,467
Forward Currency Contracts**........   --      15,694,769   --       15,694,769
                                       --    ------------   --    -------------
TOTAL...............................   --    $412,341,310   --    $412,341,310
                                       ==    ============   ==    =============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                         -------- ------------
AGENCY OBLIGATIONS -- (55.8%)
Federal Farm Credit Bank
    5.100%, 09/03/19.................................... $  9,000 $ 10,566,882
    5.320%, 09/03/19....................................   21,300   24,956,805
    5.150%, 11/15/19....................................   11,200   13,159,384
    4.670%, 05/07/20....................................    5,600    6,511,719
    5.350%, 08/07/20....................................    6,700    8,073,654
    3.650%, 12/21/20....................................   44,000   48,675,088
    5.250%, 03/02/21....................................    6,100    7,302,096
    5.220%, 02/22/22....................................    5,000    6,199,980
    5.210%, 12/19/22....................................   21,200   26,701,803
    5.250%, 03/06/23....................................    6,000    7,659,210
    5.220%, 05/15/23....................................   48,100   60,447,078
Federal Home Loan Bank
    5.000%, 11/17/17....................................   60,600   67,614,329
    3.125%, 12/08/17....................................   30,000   31,758,570
    1.250%, 06/08/18....................................   17,200   17,330,066
    4.750%, 06/08/18....................................    5,835    6,566,668
    2.000%, 09/14/18....................................   41,800   43,200,175
    1.750%, 12/14/18....................................   45,000   46,199,250
    1.500%, 03/08/19....................................   36,000   36,462,996
    1.875%, 03/08/19....................................   53,000   54,635,792
    5.375%, 05/15/19....................................   49,575   58,391,468
    1.625%, 06/14/19....................................   53,830   54,623,616
    5.125%, 08/15/19....................................    5,295    6,196,844
    1.375%, 09/13/19....................................    5,000    5,019,380
    4.500%, 09/13/19....................................   36,970   42,285,990
    4.125%, 12/13/19....................................   26,000   29,385,486
    1.875%, 03/13/20....................................  103,000  105,586,639
    4.125%, 03/13/20....................................  149,030  168,817,011
    3.000%, 03/18/20....................................   18,080   19,504,831
    3.375%, 06/12/20....................................   28,500   31,423,615
    2.875%, 09/11/20....................................   14,700   15,874,398
    4.625%, 09/11/20....................................   25,650   29,940,347
    3.125%, 12/11/20....................................    6,000    6,514,188
    5.250%, 12/11/20....................................    7,550    9,144,062
    1.750%, 03/12/21....................................   40,440   41,002,723
    5.000%, 03/12/21....................................    5,200    6,192,722
    2.250%, 06/11/21....................................   70,000   72,563,890
    3.625%, 06/11/21....................................   10,035   11,239,973
    5.625%, 06/11/21....................................   36,980   46,052,303
    2.375%, 09/10/21....................................   39,350   40,974,683
    3.000%, 09/10/21....................................   31,230   33,739,299
    2.625%, 12/10/21....................................  107,595  113,387,807
    5.000%, 12/10/21....................................   45,500   54,687,451
    2.250%, 03/11/22....................................   10,000   10,346,850
    2.500%, 03/11/22....................................   11,000   11,528,528
    5.250%, 06/10/22....................................    8,250   10,204,895
    5.750%, 06/10/22....................................   19,500   24,631,230
    2.000%, 09/09/22....................................   16,225   16,353,323
    5.375%, 09/30/22....................................   63,380   79,353,535
    5.250%, 12/09/22....................................   15,000   18,699,555

                                                       FACE
                                                      AMOUNT
                                                      (000)         VALUE+
                                                    ----------- --------------
     4.750%, 03/10/23.............................. $    49,200 $   59,576,477
     3.250%, 06/09/23..............................      35,000     38,423,490
     5.375%, 08/15/24..............................       9,000     11,485,179
     5.365%, 09/09/24..............................       2,000      2,559,258
     4.375%, 03/13/26..............................      20,100     24,215,575
     5.750%, 06/12/26..............................       6,000      8,043,492
Tennessee Valley Authority
     6.250%, 12/15/17..............................      46,000     52,700,452
     4.500%, 04/01/18..............................      44,700     49,567,875
     3.875%, 02/15/21..............................     105,982    119,833,317
     1.875%, 08/15/22..............................     127,693    126,672,861
     2.875%, 09/15/24..............................     118,995    126,281,659
     6.750%, 11/01/25..............................      33,420     47,244,350
                                                                --------------
TOTAL AGENCY OBLIGATIONS...........................              2,364,292,172
                                                                --------------
U.S. TREASURY OBLIGATIONS -- (43.8%)
U.S. Treasury Bonds
     9.000%, 11/15/18..............................      86,500    112,504,063
     8.875%, 02/15/19..............................      16,000     21,024,992
     8.125%, 08/15/19..............................     165,500    217,128,222
     8.750%, 08/15/20..............................      85,200    119,439,750
     8.125%, 05/15/21..............................     116,100    163,311,020
     8.125%, 08/15/21..............................     119,500    169,960,787
     7.250%, 08/15/22..............................      80,000    113,324,960
     6.250%, 08/15/23..............................     116,000    159,753,808
     7.500%, 11/15/24..............................      83,300    127,722,307
     6.875%, 08/15/25..............................      33,000     49,592,796
     6.000%, 02/15/26..............................      37,000     52,811,728
     6.750%, 08/15/26..............................      47,500     72,181,428
     6.625%, 02/15/27..............................      29,000     44,100,387
     5.250%, 11/15/28..............................      32,000     44,855,008
     5.250%, 02/15/29..............................      27,000     37,964,538
U.S. Treasury Notes
     2.250%, 07/31/18..............................      28,800     30,114,000
     1.375%, 09/30/18..............................      84,600     85,908,677
     3.625%, 02/15/20..............................      45,000     50,378,895
     2.000%, 09/30/20..............................      57,000     59,146,392
     3.125%, 05/15/21..............................     116,000    127,980,596
                                                                --------------
TOTAL U.S. TREASURY OBLIGATIONS....................              1,859,204,354
                                                                --------------

                                                      SHARES
                                                    -----------
TEMPORARY CASH INVESTMENTS -- (0.4%)
     State Street Institutional U.S. Government
       Money Market Fund...........................  17,460,923     17,460,923
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,016,934,727)^^..........................             $4,240,957,449
                                                                ==============

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Agency Obligations...........          -- $2,364,292,172   --    $2,364,292,172
U.S. Treasury Obligations....          --  1,859,204,354   --     1,859,204,354
Temporary Cash Investments... $17,460,923             --   --        17,460,923
                              ----------- --------------   --    --------------
TOTAL........................ $17,460,923 $4,223,496,526   --    $4,240,957,449
                              =========== ==============   ==    ==============

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                         FACE
                                                        AMOUNT
                                                        (000)      VALUE+
                                                        ------- ------------
AGENCY OBLIGATIONS -- (2.5%)
Federal Home Loan Bank
    4.875%, 05/17/17................................... $15,320 $ 16,769,242
    1.875%, 03/08/19...................................   8,000    8,246,912
Federal Home Loan Mortgage Corporation
    5.000%, 04/18/17...................................  12,998   14,251,085
#   1.250%, 05/12/17...................................   4,642    4,703,534
#   1.000%, 07/28/17...................................   5,571    5,616,237
    1.000%, 09/29/17...................................     854      860,089
#   1.750%, 05/30/19...................................   5,000    5,145,255
Federal National Mortgage Association
#   4.875%, 12/15/16...................................  13,927   15,094,932
    1.250%, 01/30/17...................................   4,642    4,705,767
    5.000%, 02/13/17...................................   4,642    5,055,783
#   1.875%, 09/18/18...................................   9,285    9,558,118
#   1.875%, 02/19/19...................................  10,000   10,334,330
Tennessee Valley Authority
    1.750%, 10/15/18...................................   9,285    9,494,052
                                                                ------------
TOTAL AGENCY OBLIGATIONS...............................          109,835,336
                                                                ------------
BONDS -- (91.3%)
3M Co.
    1.375%, 09/29/16...................................   3,285    3,332,255
    1.000%, 06/26/17...................................   6,499    6,539,047
ABB Finance USA, Inc.
#   1.625%, 05/08/17...................................   2,453    2,477,280
AbbVie, Inc.
    1.200%, 11/06/15...................................   4,642    4,656,775
ACE INA Holdings, Inc.
    5.600%, 05/15/15...................................   3,312    3,356,825
    2.600%, 11/23/15...................................  15,784   16,038,359
Actavis, Inc.
#   1.875%, 10/01/17...................................  16,563   16,620,772
Aetna, Inc.
    2.200%, 03/15/19...................................  10,979   11,133,925
Aflac, Inc.
#   3.450%, 08/15/15...................................     383      388,922
    2.650%, 02/15/17...................................  19,654   20,338,509
African Development Bank
    1.125%, 03/15/17...................................   6,499    6,559,070
Agilent Technologies, Inc.
    6.500%, 11/01/17...................................   1,962    2,186,782
Air Products & Chemicals, Inc.
    2.000%, 08/02/16...................................  11,931   12,150,459
Allergan, Inc.
    5.750%, 04/01/16...................................     516      543,780
Altria Group, Inc.
    4.125%, 09/11/15...................................   7,910    8,085,665
Amazon.com, Inc.
    0.650%, 11/27/15...................................   4,957    4,961,565

                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------- -----------
#   2.600%, 12/05/19................................... $13,090 $13,450,237
American Express Credit Corp.
#   2.800%, 09/19/16...................................  19,219  19,828,819
American Honda Finance Corp.
#   2.125%, 10/10/18...................................  28,504  29,133,226
American International Group, Inc.
    5.600%, 10/18/16...................................  12,558  13,500,980
    5.850%, 01/16/18...................................   7,209   8,122,676
    2.300%, 07/16/19...................................   9,767   9,939,134
Ameriprise Financial, Inc.
    5.650%, 11/15/15...................................     928     962,574
Anadarko Petroleum Corp.
    5.950%, 09/15/16...................................  17,584  18,807,794
Anheuser-Busch Cos., LLC
    5.050%, 10/15/16...................................   4,924   5,263,042
Anheuser-Busch InBev Worldwide, Inc.
#   1.375%, 07/15/17...................................  22,283  22,484,572
Anthem, Inc.
    5.875%, 06/15/17...................................   1,519   1,671,631
Aon Corp.
    3.500%, 09/30/15...................................   1,000   1,018,063
Apache Corp.
#   5.625%, 01/15/17...................................   6,834   7,398,044
    1.750%, 04/15/17...................................   4,642   4,665,971
Apple, Inc.
    1.000%, 05/03/18...................................   7,428   7,397,530
#   2.100%, 05/06/19...................................  45,000  46,437,795
Applied Materials, Inc.
    2.650%, 06/15/16...................................   3,850   3,933,976
Asian Development Bank
    1.125%, 03/15/17...................................   4,642   4,686,391
    1.750%, 09/11/18...................................   8,286   8,473,181
    1.875%, 04/12/19...................................  20,000  20,511,180
Assurant, Inc.
    2.500%, 03/15/18...................................   9,285   9,484,015
AT&T, Inc.
#   2.500%, 08/15/15...................................  10,522  10,630,892
#   2.400%, 08/15/16...................................   6,035   6,170,443
    1.600%, 02/15/17...................................   4,642   4,678,681
Australia & New Zealand Banking Group, Ltd.
    1.875%, 10/06/17...................................   4,642   4,703,219
    1.450%, 05/15/18...................................   4,642   4,631,769
    2.250%, 06/13/19...................................  44,905  45,937,590
Austria Government International Bond
    1.750%, 06/17/16...................................   2,785   2,838,750
Autodesk, Inc.
    1.950%, 12/15/17...................................   3,975   4,016,014
AutoZone, Inc.
    6.950%, 06/15/16...................................     697     754,212

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------- -----------
Avnet, Inc.
    6.000%, 09/01/15................................... $ 1,857 $ 1,907,967
Baker Hughes, Inc.
    7.500%, 11/15/18...................................     859   1,034,615
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17...................................  12,998  13,150,155
    1.375%, 03/19/18...................................  23,210  23,405,103
Bank of America Corp.
    4.500%, 04/01/15...................................   9,285   9,343,616
    3.750%, 07/12/16...................................   9,285   9,621,052
    2.000%, 01/11/18...................................   5,385   5,421,968
#   2.650%, 04/01/19...................................   6,000   6,139,056
Bank of Montreal
#   2.375%, 01/25/19...................................     305     313,294
Bank of New York Mellon Corp. (The)
    5.450%, 05/15/19...................................   3,700   4,248,910
Bank of Nova Scotia (The)
    2.900%, 03/29/16...................................   9,285   9,533,197
#   2.050%, 06/05/19...................................   2,000   2,010,200
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##  2.350%, 09/08/19...................................  12,000  12,154,260
Barclays Bank P.L.C.
    3.900%, 04/07/15...................................     350     352,131
    5.000%, 09/22/16...................................     300     319,795
Barclays P.L.C.
#   2.750%, 11/08/19...................................  29,550  30,162,099
Baxter International, Inc.
    1.850%, 06/15/18...................................  18,170  18,357,478
BB&T Corp.
    2.150%, 03/22/17...................................   5,339   5,447,964
    1.450%, 01/12/18...................................   1,834   1,840,204
    2.450%, 01/15/20...................................   8,715   8,926,243
Beam Suntory, Inc.
    1.750%, 06/15/18...................................  18,569  18,623,983
Becton Dickinson and Co.
    1.750%, 11/08/16...................................   2,359   2,389,183
Berkshire Hathaway Finance Corp.
#   0.950%, 08/15/16...................................   7,285   7,339,397
    1.600%, 05/15/17...................................     928     942,947
    1.300%, 05/15/18...................................   1,486   1,492,246
Berkshire Hathaway, Inc.
#   2.200%, 08/15/16...................................   3,642   3,732,628
    1.900%, 01/31/17...................................   4,642   4,738,865
#   2.100%, 08/14/19...................................  27,500  28,274,290
BHP Billiton Finance USA, Ltd.
#   1.625%, 02/24/17...................................  10,698  10,838,101
BNP Paribas SA
    3.250%, 03/11/15...................................   3,714   3,726,338
    1.250%, 12/12/16...................................  18,569  18,654,139
    2.375%, 09/14/17...................................   3,273   3,348,596

                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------- -----------
Boeing Capital Corp.
#   2.900%, 08/15/18................................... $ 7,091 $ 7,460,285
Boston Scientific Corp.
    6.400%, 06/15/16...................................     928     991,890
BP Capital Markets P.L.C.
    3.125%, 10/01/15...................................   5,292   5,379,212
#   2.248%, 11/01/16...................................   8,450   8,613,905
    1.846%, 05/05/17...................................   3,241   3,281,234
    4.750%, 03/10/19...................................   1,000   1,106,878
BPCE SA
    2.250%, 01/27/20...................................   5,475   5,481,570
Branch Banking & Trust Co.
#   2.300%, 10/15/18...................................  13,927  14,332,262
Bristol-Myers Squibb Co.
    1.750%, 03/01/19...................................   8,000   8,102,504
British Columbia, Province of Canada
    2.100%, 05/18/16...................................   4,642   4,743,414
    1.200%, 04/25/17...................................   9,285   9,373,226
British Telecommunications P.L.C.
    2.000%, 06/22/15...................................  11,341  11,403,546
    1.250%, 02/14/17...................................   3,528   3,528,713
Brown-Forman Corp.
    1.000%, 01/15/18...................................   6,425   6,374,242
Buckeye Partners L.P.
    2.650%, 11/15/18...................................   3,389   3,390,688
Caisse d'Amortissement de la Dette Sociale
    2.125%, 04/12/17...................................  13,741  14,138,816
Canada Government International Bond
    0.875%, 02/14/17...................................   9,285   9,342,251
Canadian Imperial Bank of Commerce
    0.900%, 10/01/15...................................  10,544  10,581,115
Canadian National Railway Co.
    1.450%, 12/15/16...................................     464     469,655
Canadian Natural Resources, Ltd.
#   5.700%, 05/15/17...................................   7,627   8,281,351
Capital One Bank USA NA
    2.300%, 06/05/19...................................   5,000   5,045,510
Capital One Financial Corp.
    2.450%, 04/24/19...................................  13,289  13,474,926
Cardinal Health, Inc.
    1.700%, 03/15/18...................................   8,031   8,072,585
Caterpillar Financial Services Corp.
    2.650%, 04/01/16...................................   5,428   5,561,974
    1.000%, 11/25/16...................................   9,285   9,336,652
#   2.450%, 09/06/18...................................   7,079   7,336,817
CBS Corp.
    1.950%, 07/01/17...................................   8,064   8,160,994
#   2.300%, 08/15/19...................................  15,779  15,908,956

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------- -----------
Celgene Corp.
#   2.450%, 10/15/15................................... $ 3,858 $ 3,903,706
    2.250%, 05/15/19...................................   3,000   3,047,250
Cenovus Energy, Inc.
    5.700%, 10/15/19...................................  11,000  12,069,112
CenterPoint Energy Resources Corp.
    6.125%, 11/01/17...................................     511     574,135
CF Industries, Inc.
    6.875%, 05/01/18...................................  11,847  13,562,611
Charles Schwab Corp. (The)
    2.200%, 07/25/18...................................   4,828   4,948,000
Chevron Corp.
#   1.104%, 12/05/17...................................   4,967   4,967,556
    1.718%, 06/24/18...................................  24,743  25,125,749
Cigna Corp.
    2.750%, 11/15/16...................................   9,586   9,879,552
Cisco Systems, Inc.
#   2.125%, 03/01/19...................................  27,000  27,723,762
Citigroup, Inc.
    4.450%, 01/10/17...................................   6,499   6,884,729
    6.000%, 08/15/17...................................   6,499   7,196,843
    2.500%, 09/26/18...................................   6,499   6,635,141
    2.550%, 04/08/19...................................  10,000  10,209,090
CNA Financial Corp.
#   7.350%, 11/15/19...................................   7,959   9,733,929
Coca-Cola Co. (The)
    1.650%, 11/01/18...................................  19,307  19,605,119
Colgate-Palmolive Co.
    1.500%, 11/01/18...................................   5,107   5,178,503
    1.750%, 03/15/19...................................   1,750   1,778,959
Comcast Corp.
#   6.500%, 01/15/17...................................  14,559  16,132,202
#   6.300%, 11/15/17...................................   3,714   4,224,916
    5.700%, 05/15/18...................................   6,499   7,386,471
Comerica, Inc.
    3.000%, 09/16/15...................................   1,857   1,882,690
    2.125%, 05/23/19...................................   2,300   2,319,463
Commonwealth Bank of Australia
    1.900%, 09/18/17...................................  10,213  10,362,518
    2.500%, 09/20/18...................................  11,884  12,240,758
    2.250%, 03/13/19...................................   5,000   5,110,165
#   2.300%, 09/06/19...................................  43,083  43,912,520
Computer Sciences Corp.
    6.500%, 03/15/18...................................   8,683   9,711,744
ConAgra Foods, Inc.
    1.900%, 01/25/18...................................  19,083  19,094,564
ConocoPhillips Co.
#   1.050%, 12/15/17...................................  17,314  17,245,991
Constellation Energy Group, Inc.
    4.550%, 06/15/15...................................   9,020   9,158,917

                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------- -----------
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
    2.125%, 10/13/15................................... $14,287 $14,457,115
    2.250%, 01/14/19...................................  43,557  44,358,057
Costco Wholesale Corp.
    1.125%, 12/15/17...................................  15,784  15,826,238
Council Of Europe Development Bank
#   1.500%, 06/19/17...................................  12,070  12,267,127
CR Bard, Inc.
    1.375%, 01/15/18...................................   3,598   3,587,249
Crane Co.
    2.750%, 12/15/18...................................   7,897   8,100,332
Credit Suisse New York
    3.500%, 03/23/15...................................   1,853   1,861,505
#   2.300%, 05/28/19...................................  24,750  25,157,979
CVS Health Corp.
    5.750%, 06/01/17...................................     280     310,008
#   2.250%, 12/05/18...................................   8,322   8,537,948
DCP Midstream Operating L.P.
    2.700%, 04/01/19...................................   6,000   5,778,366
Deutsche Bank AG
#   6.000%, 09/01/17...................................  11,188  12,463,958
Deutsche Telekom International Finance BV
    6.000%, 07/08/19...................................   4,000   4,691,344
Development Bank of Japan, Inc.
    2.875%, 04/20/15...................................   1,900   1,910,488
    1.875%, 10/03/18...................................   7,706   7,867,726
Dexia Credit Local SA
    2.250%, 01/30/19...................................  15,000  15,402,405
Diageo Capital P.L.C.
#   1.500%, 05/11/17...................................   9,545   9,649,670
Diamond Offshore Drilling, Inc.
    4.875%, 07/01/15...................................   1,434   1,456,456
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
    3.550%, 03/15/15...................................   8,356   8,385,020
Dollar General Corp.
#   1.875%, 04/15/18...................................  11,957  11,826,968
Dominion Resources, Inc.
    1.950%, 08/15/16...................................  13,927  14,129,610
    2.500%, 12/01/19...................................   5,167   5,300,748
Dover Corp.
    4.875%, 10/15/15...................................   5,571   5,747,127
Dow Chemical Co. (The)
    2.500%, 02/15/16...................................   7,103   7,224,923
Dr. Pepper Snapple Group, Inc.
    2.900%, 01/15/16...................................  11,168  11,391,650
DTE Energy Co.
    2.400%, 12/01/19...................................   2,717   2,777,396
Duke Energy Corp.
    3.350%, 04/01/15...................................   2,066   2,075,613

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------- -----------
#   1.625%, 08/15/17................................... $10,306 $10,412,306
Eastman Chemical Co.
    3.000%, 12/15/15...................................   4,113   4,190,222
    2.400%, 06/01/17...................................   7,892   8,064,582
eBay, Inc.
    1.625%, 10/15/15...................................   2,135   2,150,135
    1.350%, 07/15/17...................................   1,592   1,586,667
    2.200%, 08/01/19...................................   3,500   3,515,400
Ecolab, Inc.
    1.000%, 08/09/15...................................   9,285   9,305,483
EI du Pont de Nemours & Co.
    6.000%, 07/15/18...................................   9,187  10,527,751
    4.625%, 01/15/20...................................   1,441   1,623,013
EMC Corp.
    1.875%, 06/01/18...................................  32,225  32,605,932
Enbridge Energy Partners L.P.
    5.875%, 12/15/16...................................     928   1,002,513
Encana Corp.
    5.900%, 12/01/17...................................   5,975   6,499,969
Enterprise Products Operating LLC
    5.000%, 03/01/15...................................     928     930,937
    1.250%, 08/13/15...................................   2,785   2,789,941
    3.200%, 02/01/16...................................   4,642   4,702,926
EOG Resources, Inc.
    2.950%, 06/01/15...................................   4,642   4,677,094
    2.500%, 02/01/16...................................   1,180   1,199,400
    5.875%, 09/15/17...................................   9,145  10,174,160
EUROFIMA
    5.250%, 04/07/16...................................   4,642   4,901,107
European Investment Bank
    4.875%, 01/17/17...................................   4,642   5,023,391
#   1.625%, 06/15/17...................................   3,714   3,790,479
    1.125%, 09/15/17...................................   2,785   2,808,422
    1.875%, 03/15/19...................................   5,000   5,138,040
Exelon Corp.
    4.900%, 06/15/15...................................  12,534  12,724,504
Export Development Canada
    1.250%, 10/26/16...................................  10,215  10,339,746
Express Scripts Holding Co.
    3.125%, 05/15/16...................................  12,070  12,397,025
    2.250%, 06/15/19...................................   6,000   6,056,010
Exxon Mobil Corp.
#   1.819%, 03/15/19...................................  26,614  27,265,431
Fifth Third Bancorp
    3.625%, 01/25/16...................................  13,634  13,987,543
#   2.300%, 03/01/19...................................  10,000  10,162,670
Fifth Third Bank
    1.450%, 02/28/18...................................   3,000   2,998,296
Finland Government International Bond
    2.250%, 03/17/16...................................   6,499   6,638,046
FMS Wertmanagement AoeR
    1.000%, 11/21/17...................................  23,211  23,279,171

                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------- -----------
Ford Motor Credit Co. LLC
    5.000%, 05/15/18................................... $19,777 $21,638,767
Freeport-McMoRan, Inc.
    2.150%, 03/01/17...................................   3,881   3,857,039
General Dynamics Corp.
#   1.000%, 11/15/17...................................   7,149   7,143,145
General Electric Capital Corp.
    2.250%, 11/09/15...................................   1,857   1,884,019
    2.950%, 05/09/16...................................     714     735,368
Georgia Power Co.
    0.750%, 08/10/15...................................  13,347  13,359,733
    5.250%, 12/15/15...................................   2,823   2,938,859
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17...................................  19,442  19,676,257
Goldman Sachs Group, Inc. (The)
    3.625%, 02/07/16...................................  13,927  14,298,322
    6.250%, 09/01/17...................................     925   1,031,085
Google, Inc.
#   2.125%, 05/19/16...................................  13,648  13,961,713
Halliburton Co.
    1.000%, 08/01/16...................................   8,444   8,467,137
Hartford Financial Services Group, Inc. (The)
    4.000%, 03/30/15...................................   1,857   1,866,928
Hershey Co. (The)
    4.850%, 08/15/15...................................     464     475,210
    1.500%, 11/01/16...................................   4,642   4,710,627
Hess Corp.
    8.125%, 02/15/19...................................   5,738   6,852,503
Hewlett-Packard Co.
    2.200%, 12/01/15...................................   4,924   4,978,253
    2.600%, 09/15/17...................................     928     954,549
    5.500%, 03/01/18...................................   4,642   5,170,891
    2.750%, 01/14/19...................................   4,410   4,535,641
Hillshire Brands Co. (The)
    2.750%, 09/15/15...................................     928     936,919
Home Depot, Inc. (The)
    5.400%, 03/01/16...................................     836     880,094
#   2.000%, 06/15/19...................................  10,000  10,225,300
HSBC Finance Corp.
    5.500%, 01/19/16...................................   1,857   1,939,009
HSBC USA, Inc.
    1.625%, 01/16/18...................................  14,670  14,782,475
    2.375%, 11/13/19...................................   3,000   3,063,315
Humana, Inc.
    2.625%, 10/01/19...................................   4,300   4,398,620
Huntington Bancshares, Inc.
#   2.600%, 08/02/18...................................  25,712  26,258,560
Intel Corp.
    1.950%, 10/01/16...................................   6,141   6,279,136
Inter-American Development Bank
    1.125%, 03/15/17...................................     761     769,234
    0.875%, 03/15/18...................................   9,285   9,271,741

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
Intercontinental Exchange, Inc.
    2.500%, 10/15/18....................................... $12,472 $12,880,009
International Bank for Reconstruction & Development
    1.000%, 09/15/16.......................................   1,857   1,871,538
    0.875%, 04/17/17.......................................  11,141  11,225,582
International Business Machines Corp.
    1.250%, 02/08/18.......................................   1,200   1,206,066
#   1.950%, 02/12/19.......................................  11,963  12,226,461
#   1.875%, 05/15/19.......................................   5,045   5,151,560
International Finance Corp.
    0.875%, 06/15/18.......................................   2,785   2,769,763
Intesa Sanpaolo SpA
    3.875%, 01/16/18.......................................   2,010   2,115,716
Japan Bank for International Cooperation
    2.250%, 07/13/16.......................................   4,642   4,755,172
    1.750%, 07/31/18.......................................   4,642   4,717,182
Japan Finance Organization for Municipalities
    2.500%, 09/12/18.......................................   7,700   7,966,197
    2.125%, 03/06/19.......................................   5,000   5,108,865
Jefferies Group LLC
    5.125%, 04/13/18.......................................   1,741   1,841,894
Jersey Central Power & Light Co.
    7.350%, 02/01/19.......................................   8,885  10,640,960
John Deere Capital Corp.
#   2.000%, 01/13/17.......................................   6,128   6,261,045
Johnson & Johnson
#   2.150%, 05/15/16.......................................   1,857   1,898,948
Johnson Controls, Inc.
    5.500%, 01/15/16.......................................   5,841   6,103,261
    2.600%, 12/01/16.......................................   5,199   5,340,449
JPMorgan Chase & Co.
#   3.400%, 06/24/15.......................................   2,321   2,347,418
    3.150%, 07/05/16.......................................  11,141  11,460,167
    2.000%, 08/15/17.......................................   1,625   1,647,132
    6.300%, 04/23/19.......................................   2,196   2,577,627
    2.250%, 01/23/20.......................................   7,525   7,561,451
Kellogg Co.
#   1.875%, 11/17/16.......................................   4,814   4,890,090
    1.750%, 05/17/17.......................................   4,076   4,123,624
KeyBank NA
    1.100%, 11/25/16.......................................   6,141   6,157,783
    1.650%, 02/01/18.......................................   2,000   2,010,270
    2.500%, 12/15/19.......................................   4,995   5,138,167
KeyCorp
#   3.750%, 08/13/15.......................................   6,550   6,658,769
KFW
    2.000%, 06/01/16.......................................     928     947,632
    4.875%, 01/17/17.......................................   4,642   5,023,976
    1.250%, 02/15/17.......................................  12,998  13,155,497

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
#   0.875%, 09/05/17....................................... $ 4,642 $ 4,652,769
    1.875%, 04/01/19.......................................   7,000   7,205,177
Kimberly-Clark Corp.
    1.900%, 05/22/19.......................................   4,700   4,773,019
Kinder Morgan Energy Partners L.P.
    3.500%, 03/01/16.......................................  10,213  10,448,165
KLA-Tencor Corp.
    3.375%, 11/01/19.......................................   4,010   4,183,986
Kohl's Corp.
#   6.250%, 12/15/17.......................................   4,642   5,211,829
Kommunalbanken A.S.
    2.375%, 01/19/16.......................................   1,392   1,418,565
    1.000%, 09/26/17.......................................   3,714   3,723,742
    1.000%, 03/15/18.......................................  27,854  27,792,860
    1.750%, 05/28/19.......................................  20,000  20,338,120
Kommunekredit
    1.125%, 03/15/18.......................................   9,285   9,304,981
Kommuninvest I Sverige AB
    1.000%, 10/24/17.......................................  23,044  23,087,853
    2.000%, 11/12/19.......................................   5,000   5,153,485
Kraft Foods Group, Inc.
    1.625%, 06/04/15.......................................  10,874  10,907,492
Kroger Co. (The)
#   2.300%, 01/15/19.......................................  13,289  13,538,395
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.......................................  21,191  21,475,871
Landeskreditbank Baden-Wuerttemberg Foerderbank
    2.250%, 07/15/16.......................................   7,242   7,429,112
Landwirtschaftliche Rentenbank
    0.875%, 09/12/17.......................................  11,699  11,720,550
Legg Mason, Inc.
    2.700%, 07/15/19.......................................   5,000   5,112,770
Lloyds Bank P.L.C.
    4.200%, 03/28/17.......................................  10,120  10,739,344
Lockheed Martin Corp.
    2.125%, 09/15/16.......................................   1,230   1,256,680
Loews Corp.
#   5.250%, 03/15/16.......................................   1,857   1,949,722
Lorillard Tobacco Co.
    2.300%, 08/21/17.......................................  12,353  12,504,905
Lowe's Cos., Inc.
    5.000%, 10/15/15.......................................   9,285   9,581,164
LyondellBasell Industries NV
    5.000%, 04/15/19.......................................   8,500   9,411,098
Manufacturers & Traders Trust Co.
    2.250%, 07/25/19.......................................   4,507   4,574,109
Marathon Oil Corp.
    0.900%, 11/01/15.......................................  16,535  16,515,538
Marriott International, Inc.
    3.000%, 03/01/19.......................................   5,435   5,663,775

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------- -----------
Marsh & McLennan Cos., Inc.
#   2.300%, 04/01/17................................... $ 8,430 $ 8,596,813
    2.350%, 09/10/19...................................   4,000   4,090,620
MasterCard, Inc.
#   2.000%, 04/01/19...................................  25,350  26,029,380
Mattel, Inc.
#   2.350%, 05/06/19...................................  19,658  19,800,678
Maxim Integrated Products, Inc.
    2.500%, 11/15/18...................................   3,910   3,970,941
McDonald's Corp.
    5.350%, 03/01/18...................................   3,706   4,155,297
McKesson Corp.
    1.400%, 03/15/18...................................   9,599   9,578,900
Medtronic, Inc.
    3.000%, 03/15/15...................................   1,035   1,038,095
Merck Sharp & Dohme Corp.
    4.750%, 03/01/15...................................   2,785   2,794,333
MetLife, Inc.
    5.000%, 06/15/15...................................   4,642   4,723,537
Microsoft Corp.
    2.500%, 02/08/16...................................   3,288   3,363,012
#   1.625%, 12/06/18...................................   9,200   9,372,831
Molson Coors Brewing Co.
#   2.000%, 05/01/17...................................     915     927,476
Mondelez International, Inc.
    6.500%, 08/11/17...................................   1,000   1,126,086
Monsanto Co.
    1.850%, 11/15/18...................................  27,970  28,284,103
    2.125%, 07/15/19...................................   2,500   2,543,145
Morgan Stanley
    3.800%, 04/29/16...................................     650     672,134
#   4.750%, 03/22/17...................................  23,738  25,356,694
    7.300%, 05/13/19...................................   2,000   2,409,808
MUFG Union Bank NA
    3.000%, 06/06/16...................................  25,909  26,624,347
Municipality Finance P.L.C.
    2.375%, 05/16/16...................................  18,568  19,029,378
    1.125%, 04/17/18...................................  23,211  23,235,372
Mylan, Inc.
#   2.550%, 03/28/19...................................  12,649  12,861,212
National Australia Bank, Ltd.
    1.300%, 07/25/16...................................   1,750   1,765,932
    2.250%, 07/01/19...................................  17,475  17,801,765
Nederlandse Waterschapsbank NV
#   2.125%, 06/16/16...................................   5,571   5,699,712
    1.875%, 03/13/19...................................  60,000  61,330,620
NetApp, Inc.
#   2.000%, 12/15/17...................................   9,285   9,378,110
Network Rail Infrastructure Finance P.L.C.
    1.250%, 08/31/16...................................   4,271   4,320,881
Newell Rubbermaid, Inc.
    6.250%, 04/15/18...................................  12,070  13,671,170

                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------- -----------
NextEra Energy Capital Holdings, Inc.
    2.600%, 09/01/15................................... $ 9,927 $10,041,776
Nippon Telegraph & Telephone Corp.
    1.400%, 07/18/17...................................   1,323   1,328,108
Nisource Finance Corp.
    6.400%, 03/15/18...................................   2,785   3,195,941
Noble Holding International, Ltd.
#   2.500%, 03/15/17...................................   2,690   2,557,122
Nomura Holdings, Inc.
    5.000%, 03/04/15...................................   2,785   2,794,979
#   2.000%, 09/13/16...................................   6,852   6,925,885
    2.750%, 03/19/19...................................  20,000  20,586,700
Nordea Bank AB
    2.375%, 04/04/19...................................  16,780  17,182,217
Nordic Investment Bank
#   0.750%, 01/17/18...................................  10,213  10,162,241
    1.875%, 06/14/19...................................   5,000   5,137,590
NRW Bank
    1.875%, 07/01/19...................................  20,000  20,409,900
Nucor Corp.
#   5.750%, 12/01/17...................................   2,228   2,484,316
Occidental Petroleum Corp.
    2.500%, 02/01/16...................................   4,977   5,063,241
Oesterreichische Kontrollbank AG
    2.000%, 06/03/16...................................   3,528   3,604,861
    1.125%, 05/29/18...................................  18,569  18,614,921
Ohio Power Co.
    6.000%, 06/01/16...................................   1,857   1,983,358
Omnicom Group, Inc.
    5.900%, 04/15/16...................................   9,168   9,678,502
ONEOK Partners L.P.
    6.150%, 10/01/16...................................  10,846  11,565,242
Ontario, Province of Canada
#   4.950%, 11/28/16...................................   9,285  10,001,570
    1.200%, 02/14/18...................................  28,569  28,644,651
    1.650%, 09/27/19...................................   5,000   5,048,795
Oracle Corp.
    5.250%, 01/15/16...................................   2,464   2,577,322
#   1.200%, 10/15/17...................................   4,735   4,757,624
Orange SA
    2.125%, 09/16/15...................................   6,040   6,089,872
PACCAR Financial Corp.
    1.600%, 03/15/17...................................     422     427,905
PepsiCo, Inc.
    5.000%, 06/01/18...................................   8,697   9,710,870
    4.500%, 01/15/20...................................     951   1,072,723
Petro-Canada
#   6.050%, 05/15/18...................................   5,571   6,287,765
Pfizer, Inc.
#   1.500%, 06/15/18...................................  16,248  16,494,970
#   2.100%, 05/15/19...................................  10,000  10,300,240

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT
                                                             (000)     VALUE+
                                                            ------- -----------
PG&E Corp.
        2.400%, 03/01/19................................... $ 1,000 $ 1,019,702
Philip Morris International, Inc.
        1.625%, 03/20/17...................................   4,642   4,715,729
Pioneer Natural Resources Co.
#       6.875%, 05/01/18...................................   7,000   7,924,434
Plains All American Pipeline L.P. / PAA Finance Corp.
        6.500%, 05/01/18...................................   2,917   3,329,000
PNC Bank NA
        2.400%, 10/18/19...................................   8,000   8,222,728
Potash Corp. of Saskatchewan, Inc.
        3.750%, 09/30/15...................................   2,785   2,838,867
        3.250%, 12/01/17...................................   1,602   1,689,735
PPG Industries, Inc.
        1.900%, 01/15/16...................................   3,570   3,604,865
Praxair, Inc.
        1.250%, 11/07/18...................................  11,527  11,475,670
Progress Energy, Inc.
        5.625%, 01/15/16...................................   1,857   1,941,753
        4.875%, 12/01/19...................................   5,225   5,898,361
Prudential Financial, Inc.
        3.000%, 05/12/16...................................   8,356   8,578,504
PSEG Power LLC
#       2.450%, 11/15/18...................................   5,000   5,097,005
Quest Diagnostics, Inc.
        5.450%, 11/01/15...................................     928     959,062
        3.200%, 04/01/16...................................   1,857   1,904,355
Questar Corp.
        2.750%, 02/01/16...................................   8,718   8,879,327
Qwest Corp.
        6.500%, 06/01/17...................................     928   1,015,050
Raytheon Co.
        6.750%, 03/15/18...................................   3,804   4,424,124
Republic Services, Inc.
        3.800%, 05/15/18...................................   5,040   5,369,752
        5.500%, 09/15/19...................................   5,964   6,838,340
Rio Tinto Finance USA, Ltd.
        2.500%, 05/20/16...................................   7,750   7,909,696
        2.250%, 09/20/16...................................   7,428   7,575,104
Roper Industries, Inc.
        2.050%, 10/01/18...................................   1,750   1,759,284
Royal Bank of Canada
        2.300%, 07/20/16...................................   5,107   5,223,700
        1.450%, 09/09/16...................................  11,299  11,420,747
Royal Bank of Scotland Group P.L.C.
        2.550%, 09/18/15...................................  16,712  16,879,488
Ryder System, Inc.
        2.500%, 03/01/18...................................   3,245   3,340,494
Sanofi
        1.250%, 04/10/18...................................   9,661   9,695,934

                                                              FACE
                                                             AMOUNT
                                                             (000)     VALUE+
                                                            ------- -----------
Scripps Networks Interactive, Inc.
#       2.750%, 11/15/19................................... $22,214 $22,821,264
Sempra Energy
        6.500%, 06/01/16...................................  11,946  12,839,047
Shell International Finance BV
#       1.125%, 08/21/17...................................   4,642   4,658,326
        1.900%, 08/10/18...................................   5,000   5,098,905
        2.000%, 11/15/18...................................  20,426  20,793,076
        2.000%, 11/15/18...................................   2,700   2,749,648
        4.300%, 09/22/19...................................   5,000   5,594,510
Societe Generale SA
        2.750%, 10/12/17...................................   7,428   7,658,342
Southern Power Co.
        4.875%, 07/15/15...................................   1,857   1,891,884
Southwest Airlines Co.
        2.750%, 11/06/19...................................  15,392  15,841,739
Starbucks Corp.
        0.875%, 12/05/16...................................   1,578   1,580,874
#       2.000%, 12/05/18...................................  15,350  15,780,767
Starwood Hotels & Resorts Worldwide, Inc.
        6.750%, 05/15/18...................................   4,768   5,498,443
State Street Corp.
        2.875%, 03/07/16...................................   5,571   5,716,715
Statoil ASA
        1.200%, 01/17/18...................................   2,186   2,178,804
        1.150%, 05/15/18...................................   3,064   3,038,109
#       1.950%, 11/08/18...................................   9,285   9,456,345
Sumitomo Mitsui Banking Corp.
        2.450%, 01/10/19...................................  15,227  15,545,686
SunTrust Banks, Inc.
        3.600%, 04/15/16...................................   9,285   9,578,276
Svensk Exportkredit AB
        2.125%, 07/13/16...................................   9,285   9,505,426
        1.750%, 05/30/17...................................   4,642   4,738,331
        1.875%, 06/17/19...................................  11,000  11,243,287
Svenska Handelsbanken AB
#       2.500%, 01/25/19...................................  30,942  32,007,457
#       2.250%, 06/17/19...................................  10,000  10,208,700
Symantec Corp.
#       2.750%, 06/15/17...................................   4,642   4,742,717
Target Corp.
        2.300%, 06/26/19...................................   9,510   9,797,411
Tech Data Corp.
        3.750%, 09/21/17...................................   4,642   4,798,352
Texas Instruments, Inc.
        2.375%, 05/16/16...................................   8,585   8,802,930
Thermo Fisher Scientific, Inc.
        3.200%, 05/01/15...................................   1,207   1,214,797
        1.850%, 01/15/18...................................   8,649   8,713,738
        2.400%, 02/01/19...................................   5,789   5,907,570
Thomson Reuters Corp.
        1.300%, 02/23/17...................................   7,520   7,531,784

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT
                                                       (000)        VALUE+
                                                    ----------- --------------
Time Warner, Inc.
      5.875%, 11/15/16............................. $    11,591 $   12,572,665
Toronto-Dominion Bank (The)
      2.375%, 10/19/16.............................       2,785      2,860,228
      2.625%, 09/10/18.............................       9,285      9,640,086
#     2.125%, 07/02/19.............................      35,000     35,831,845
Total Capital International SA
#     2.125%, 01/10/19.............................      10,139     10,348,340
#     2.100%, 06/19/19.............................      30,735     31,339,957
Total Capital SA
#     3.125%, 10/02/15.............................       4,642      4,724,201
Total System Services, Inc.
      2.375%, 06/01/18.............................       4,486      4,511,131
Toyota Motor Credit Corp.
      2.800%, 01/11/16.............................       9,749      9,965,584
      2.000%, 09/15/16.............................         642        655,892
#     2.100%, 01/17/19.............................      27,428     28,104,923
      2.125%, 07/18/19.............................      14,155     14,568,779
Transatlantic Holdings, Inc.
      5.750%, 12/14/15.............................         500        519,350
TransCanada PipeLines, Ltd.
      0.875%, 03/02/15.............................       3,621      3,622,253
      3.400%, 06/01/15.............................       5,571      5,626,181
Travelers Cos., Inc. (The)
      5.500%, 12/01/15.............................       7,892      8,219,897
Tyson Foods, Inc.
      2.650%, 08/15/19.............................      15,160     15,583,813
UBS AG
      5.875%, 12/20/17.............................       4,828      5,410,513
      2.375%, 08/14/19.............................       3,666      3,748,390
Unilever Capital Corp.
#     2.750%, 02/10/16.............................       8,430      8,629,749
United Technologies Corp.
#     1.800%, 06/01/17.............................      13,054     13,329,779
UnitedHealth Group, Inc.
#     6.000%, 06/15/17.............................       2,600      2,894,502
#     1.400%, 10/15/17.............................       5,756      5,800,235
      2.300%, 12/15/19.............................       5,920      6,082,238
US Bancorp
#     2.200%, 04/25/19.............................      15,000     15,356,085
US Bank NA
#     2.125%, 10/28/19.............................      16,140     16,434,361
Valero Energy Corp.
#     6.125%, 06/15/17.............................       3,253      3,582,581
Verizon Communications, Inc.
      2.000%, 11/01/16.............................      16,160     16,421,404
      2.550%, 06/17/19.............................       3,000      3,079,434
Viacom, Inc.
      6.250%, 04/30/16.............................       4,642      4,950,800
#     2.500%, 12/15/16.............................       7,428      7,617,228
#     2.750%, 12/15/19.............................       6,550      6,717,025
Vodafone Group P.L.C.
      5.625%, 02/27/17.............................       4,642      5,040,576

                                                       FACE
                                                      AMOUNT
                                                       (000)        VALUE+
                                                    ----------- --------------
Wal-Mart Stores, Inc.
      0.600%, 04/11/16............................. $     2,785 $    2,792,578
      2.800%, 04/15/16.............................       7,428      7,640,701
      5.375%, 04/05/17.............................       5,811      6,380,937
#     1.950%, 12/15/18.............................       6,364      6,522,470
Walgreen Co.
      1.000%, 03/13/15.............................      12,848     12,856,467
      1.800%, 09/15/17.............................       8,356      8,450,097
      5.250%, 01/15/19.............................         446        503,672
Walt Disney Co. (The)
#     1.125%, 02/15/17.............................      10,761     10,850,908
Waste Management, Inc.
      2.600%, 09/01/16.............................       6,029      6,180,316
Wells Fargo & Co.
#     2.625%, 12/15/16.............................       9,883     10,188,088
#     2.100%, 05/08/17.............................       7,165      7,318,087
#     2.125%, 04/22/19.............................       6,000      6,086,076
Western Union Co. (The)
      5.930%, 10/01/16.............................       7,347      7,892,434
Westpac Banking Corp.
#     1.200%, 05/19/17.............................      10,000     10,042,940
      2.000%, 08/14/17.............................       6,499      6,625,639
#     2.250%, 01/17/19.............................       7,000      7,176,253
      4.875%, 11/19/19.............................       3,190      3,618,669
Whirlpool Corp.
      7.750%, 07/15/16.............................       4,642      5,089,577
Williams Partners L.P.
      3.800%, 02/15/15.............................       3,069      3,071,710
Wyndham Worldwide Corp.
      2.500%, 03/01/18.............................       9,647      9,730,659
Xerox Corp.
#     2.750%, 03/15/19.............................      13,529     13,838,665
      5.625%, 12/15/19.............................       6,000      6,871,212
Xilinx, Inc.
      2.125%, 03/15/19.............................       1,675      1,699,470
Yum! Brands, Inc.
#     6.250%, 04/15/16.............................       8,393      8,906,584
      6.250%, 03/15/18.............................         754        848,577
                                                                --------------
TOTAL BONDS                                                      4,011,901,851
                                                                --------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)
                                                    -----------
SECURITIES LENDING COLLATERAL -- (6.2%)
(S)@  DFA Short Term Investment Fund...............  23,662,504    273,775,175
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,348,296,827)^^..........................             $4,395,512,362
                                                                ==============

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Agency Obligations...............   --    $  109,835,336   --    $  109,835,336
Bonds............................   --     4,011,901,851   --     4,011,901,851
Securities Lending Collateral....   --       273,775,175   --       273,775,175
Forward Currency Contracts**.....   --            77,009   --            77,009
                                    --    --------------   --    --------------
TOTAL............................   --    $4,395,589,371   --    $4,395,589,371
                                    ==    ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------- -----------
AGENCY OBLIGATIONS -- (3.4%)
Federal Farm Credit Bank
    4.800%, 02/13/23................................... $   900 $ 1,098,618
    2.630%, 08/03/26...................................   9,000   9,213,336
    5.770%, 01/05/27...................................   3,000   4,102,815
Federal Home Loan Bank
#   5.250%, 12/09/22...................................   2,000   2,493,274
    5.375%, 08/15/24...................................   4,000   5,104,524
    5.750%, 06/12/26...................................   3,580   4,799,284
Federal Home Loan Mortgage Corporation
#   2.375%, 01/13/22...................................  20,000  20,859,080
Federal National Mortgage Association
    6.250%, 05/15/29...................................  25,000  36,874,775
Tennessee Valley Authority
    6.750%, 11/01/25...................................  10,200  14,419,281
                                                                -----------
TOTAL AGENCY OBLIGATIONS...............................          98,964,987
                                                                -----------
BONDS -- (79.1%)
21st Century Fox America, Inc.
    4.500%, 02/15/21...................................   2,800   3,142,465
3M Co.
#   2.000%, 06/26/22...................................   3,000   3,006,987
ABB Finance USA, Inc.
    2.875%, 05/08/22...................................   5,450   5,659,874
Abbey National Treasury Services P.L.C.
#   4.000%, 03/13/24...................................  10,720  11,697,300
AbbVie, Inc.
#   2.900%, 11/06/22...................................   3,000   3,055,179
ACE INA Holdings, Inc.
#   2.700%, 03/13/23...................................   8,000   8,072,120
    3.350%, 05/15/24...................................   3,000   3,182,895
Actavis, Inc.
    3.250%, 10/01/22...................................  11,815  11,746,579
Advance Auto Parts, Inc.
    4.500%, 01/15/22...................................   4,000   4,366,836
Aetna, Inc.
#   3.950%, 09/01/20...................................     800     868,898
    2.750%, 11/15/22...................................   9,000   9,125,136
#   3.500%, 11/15/24...................................   3,000   3,183,372
Aflac, Inc.
    3.625%, 06/15/23...................................   6,000   6,363,978
Agilent Technologies, Inc.
    5.000%, 07/15/20...................................     215     238,910
Air Products & Chemicals, Inc.
    2.750%, 02/03/23...................................   1,525   1,558,501
Allstate Corp. (The)
#   3.150%, 06/15/23...................................   7,000   7,289,793
Altera Corp.
    4.100%, 11/15/23...................................   2,330   2,515,095

                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------- -----------
Altria Group, Inc.
    4.750%, 05/05/21................................... $ 5,731 $ 6,449,914
Amazon.com, Inc.
#   3.800%, 12/05/24...................................   4,000   4,240,576
American Express Co.
#   2.650%, 12/02/22...................................   1,000   1,015,158
American International Group, Inc.
#   4.875%, 06/01/22...................................   3,000   3,449,010
American Water Capital Corp.
    3.850%, 03/01/24...................................   3,306   3,609,345
AmerisourceBergen Corp.
    3.400%, 05/15/24...................................   1,910   1,976,789
Amgen, Inc.
#   4.500%, 03/15/20...................................     720     799,478
#   3.625%, 05/22/24...................................  10,000  10,580,850
Anheuser-Busch InBev Worldwide, Inc.
#   4.375%, 02/15/21...................................   5,700   6,394,790
    2.500%, 07/15/22...................................   8,000   8,018,408
Anthem, Inc.
    3.500%, 08/15/24...................................   4,230   4,412,195
Aon Corp.
    5.000%, 09/30/20...................................   2,500   2,848,128
Aon P.L.C.
    4.000%, 11/27/23...................................   6,250   6,789,812
    3.500%, 06/14/24...................................   9,660   9,991,145
Apache Corp.
    2.625%, 01/15/23...................................   2,470   2,368,337
Apple, Inc.
    2.400%, 05/03/23...................................  12,000  11,972,232
#   3.450%, 05/06/24...................................  25,000  27,305,650
Applied Materials, Inc.
    4.300%, 06/15/21...................................   1,000   1,104,332
Assurant, Inc.
    4.000%, 03/15/23...................................   5,000   5,315,170
AT&T, Inc.
#   3.875%, 08/15/21...................................   4,320   4,644,765
#   3.000%, 02/15/22...................................   6,100   6,194,550
Autodesk, Inc.
    3.600%, 12/15/22...................................   2,000   2,052,878
AutoZone, Inc.
    2.875%, 01/15/23...................................   5,920   5,894,556
Baker Hughes, Inc.
    3.200%, 08/15/21...................................   1,000   1,033,688
Baltimore Gas & Electric Co.
#   2.800%, 08/15/22...................................   5,029   5,189,294
Bank Nederlandse Gemeenten
    4.375%, 02/16/21...................................   3,200   3,688,128
    2.500%, 01/23/23...................................  10,000  10,430,000
Bank of America Corp.
    3.300%, 01/11/23...................................   7,000   7,164,213
#   4.000%, 04/01/24...................................  12,000  12,948,480

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------- -----------
Bank of New York Mellon Corp. (The)
#   3.650%, 02/04/24................................... $13,444 $14,588,380
Bank of Nova Scotia (The)
    4.375%, 01/13/21...................................   5,000   5,635,165
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
    3.250%, 09/08/24...................................   5,000   5,155,780
Barclays Bank P.L.C.
#   3.750%, 05/15/24...................................   8,000   8,630,080
Baxter International, Inc.
    2.400%, 08/15/22...................................   7,140   6,994,458
    3.200%, 06/15/23...................................   3,373   3,461,460
Beam Suntory, Inc.
    3.250%, 06/15/23...................................   6,225   6,378,944
Berkshire Hathaway Finance Corp.
#   3.000%, 05/15/22...................................   5,000   5,260,445
Berkshire Hathaway, Inc.
#   3.750%, 08/15/21...................................   4,000   4,421,424
    3.400%, 01/31/22...................................   5,000   5,393,145
#   3.000%, 02/11/23...................................   7,000   7,291,256
BHP Billiton Finance USA, Ltd.
    3.250%, 11/21/21...................................   1,500   1,589,148
BlackRock, Inc.
#   4.250%, 05/24/21...................................   1,500   1,694,687
BNP Paribas SA
#   3.250%, 03/03/23...................................   3,000   3,151,116
Boeing Co. (The)
    8.750%, 08/15/21...................................   1,829   2,565,434
#   2.850%, 10/30/24...................................   2,000   2,079,260
Boston Scientific Corp.
    6.000%, 01/15/20...................................   2,900   3,342,520
    4.125%, 10/01/23...................................   2,300   2,421,757
BP Capital Markets P.L.C.
    4.500%, 10/01/20...................................   3,200   3,545,414
#   2.500%, 11/06/22...................................   3,500   3,423,375
BPCE SA
#   4.000%, 04/15/24...................................   7,000   7,598,374
Branch Banking & Trust Co.
    2.850%, 04/01/21...................................   8,000   8,329,448
Bristol-Myers Squibb Co.
#   2.000%, 08/01/22...................................   3,070   3,017,171
British Columbia, Province of Canada
    6.500%, 01/15/26...................................  12,374  17,321,113
Broadcom Corp.
    2.500%, 08/15/22...................................  10,900  10,799,382
Brown-Forman Corp.
    2.250%, 01/15/23...................................     750     736,244
Buckeye Partners L.P.
    4.150%, 07/01/23...................................   3,000   3,007,050
Burlington Northern Santa Fe LLC
    7.000%, 12/15/25...................................   1,340   1,831,363

                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------- -----------
CA, Inc.
    5.375%, 12/01/19................................... $   900 $ 1,014,049
Campbell Soup Co.
#   4.250%, 04/15/21...................................   1,600   1,776,488
    2.500%, 08/02/22...................................   3,478   3,450,729
Canadian National Railway Co.
    2.850%, 12/15/21...................................   2,915   3,032,195
Canadian Natural Resources, Ltd.
#   3.450%, 11/15/21...................................   5,250   5,298,862
#   3.800%, 04/15/24...................................   5,000   4,968,750
Capital One Financial Corp.
#   4.750%, 07/15/21...................................   6,400   7,227,994
#   3.750%, 04/24/24...................................   5,000   5,270,730
Cardinal Health, Inc.
#   4.625%, 12/15/20...................................   1,000   1,121,578
    3.200%, 06/15/22...................................   6,000   6,221,004
Caterpillar, Inc.
#   2.600%, 06/26/22...................................   5,500   5,593,275
CBS Corp.
    3.375%, 03/01/22...................................   5,000   5,169,385
#   3.500%, 01/15/25...................................   3,000   3,078,108
Celgene Corp.
#   3.625%, 05/15/24...................................   5,000   5,291,915
Cenovus Energy, Inc.
#   3.000%, 08/15/22...................................   3,300   3,077,837
CenterPoint Energy Resources Corp.
#   4.500%, 01/15/21...................................   3,000   3,416,706
CF Industries, Inc.
    3.450%, 06/01/23...................................   9,260   9,450,932
Charles Schwab Corp. (The)
    4.450%, 07/22/20...................................   2,750   3,091,149
Chevron Corp.
    2.355%, 12/05/22...................................  10,000  10,034,000
    3.191%, 06/24/23...................................  24,636  26,349,729
Church & Dwight Co., Inc.
    2.875%, 10/01/22...................................   1,600   1,617,462
Cigna Corp.
#   4.000%, 02/15/22...................................   6,375   6,924,244
Cisco Systems, Inc.
#   3.625%, 03/04/24...................................   3,000   3,292,923
Citigroup, Inc.
    5.375%, 08/09/20...................................     457     528,225
    4.500%, 01/14/22...................................   2,300   2,578,852
#   3.875%, 10/25/23...................................   7,000   7,474,712
#   3.750%, 06/16/24...................................   4,000   4,217,888
Clorox Co. (The)
#   3.050%, 09/15/22...................................   4,700   4,738,408
    3.500%, 12/15/24...................................   5,000   5,183,740
CMS Energy Corp.
#   3.875%, 03/01/24...................................   2,000   2,167,726
CNA Financial Corp.
    5.750%, 08/15/21...................................   8,082   9,438,022

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------- -----------
Coca-Cola Co. (The)
    3.300%, 09/01/21................................... $ 2,650 $ 2,864,833
#   3.200%, 11/01/23...................................  20,180  21,551,130
Coca-Cola Enterprises, Inc.
    3.500%, 09/15/20...................................   2,713   2,881,266
Colgate-Palmolive Co.
    1.950%, 02/01/23...................................   3,000   2,932,158
Comcast Cable Communications Holdings, Inc.
#   9.455%, 11/15/22...................................   4,620   6,859,845
Commonwealth Bank of Australia
#   5.000%, 03/19/20...................................   1,225   1,399,599
Computer Sciences Corp.
    4.450%, 09/15/22...................................   5,000   5,253,155
ConAgra Foods, Inc.
    3.200%, 01/25/23...................................   4,268   4,301,329
ConocoPhillips
#   6.000%, 01/15/20...................................   3,930   4,657,722
ConocoPhillips Co.
#   2.400%, 12/15/22...................................   3,000   2,982,717
#   3.350%, 11/15/24...................................   7,000   7,325,486
Consolidated Edison Co. of New York, Inc.
#   3.300%, 12/01/24...................................   2,000   2,133,906
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
    4.500%, 01/11/21...................................   2,000   2,249,296
    3.875%, 02/08/22...................................  15,900  17,345,119
Corning, Inc.
#   3.700%, 11/15/23...................................   4,235   4,530,429
CR Bard, Inc.
    4.400%, 01/15/21...................................     800     901,469
Credit Agricole SA
#   3.875%, 04/15/24...................................   8,269   8,953,094
Credit Suisse New York
#   4.375%, 08/05/20...................................   6,750   7,486,600
    3.625%, 09/09/24...................................  11,000  11,582,670
CSX Corp.
    4.250%, 06/01/21...................................   8,000   8,925,600
CVS Health Corp.
#   3.375%, 08/12/24...................................  11,670  12,301,860
Cytec Industries, Inc.
#   3.500%, 04/01/23...................................   6,000   6,118,182
DCP Midstream Operating L.P.
#   4.950%, 04/01/22...................................   1,000   1,054,381
Deutsche Bank AG
    3.700%, 05/30/24...................................  13,000  13,848,302
Devon Energy Corp.
#   3.250%, 05/15/22...................................   9,800   9,938,102
Diageo Capital P.L.C.
    4.828%, 07/15/20...................................   3,600   4,125,892
Diageo Investment Corp.
#   2.875%, 05/11/22...................................   1,750   1,804,075

                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------- -----------
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
#   3.800%, 03/15/22................................... $ 8,900 $ 9,340,683
Discovery Communications LLC
    3.300%, 05/15/22...................................   2,200   2,243,408
    3.250%, 04/01/23...................................   1,000   1,008,850
Dollar General Corp.
#   3.250%, 04/15/23...................................  10,522  10,257,919
Dominion Gas Holdings LLC
#   3.600%, 12/15/24...................................   5,000   5,326,575
Dominion Resources, Inc.
    4.450%, 03/15/21...................................   3,900   4,350,821
Dow Chemical Co. (The)
#   3.000%, 11/15/22...................................   1,000   1,012,411
#   3.500%, 10/01/24...................................   8,000   8,242,240
DTE Energy Co.
    3.850%, 12/01/23...................................   1,500   1,636,344
Duke Energy Corp.
#   3.050%, 08/15/22...................................   3,823   3,991,663
#   3.750%, 04/15/24...................................   5,000   5,477,870
Eastman Chemical Co.
    4.500%, 01/15/21...................................   1,983   2,161,926
#   3.600%, 08/15/22...................................     950     996,828
eBay, Inc.
#   2.600%, 07/15/22...................................   4,200   4,050,152
Ecolab, Inc.
    4.350%, 12/08/21...................................   6,000   6,702,516
Eli Lilly & Co.
    5.500%, 03/15/27...................................   8,000  10,064,144
EMC Corp.
#   3.375%, 06/01/23...................................   7,000   7,199,206
Enbridge Energy Partners L.P.
    5.200%, 03/15/20...................................     350     388,606
#   4.200%, 09/15/21...................................   1,917   2,030,971
Enbridge, Inc.
    4.000%, 10/01/23...................................   6,000   5,997,180
Encana Corp.
    3.900%, 11/15/21...................................   7,700   7,692,754
Energizer Holdings, Inc.
#   4.700%, 05/24/22...................................   8,935   9,498,495
Energy Transfer Partners L.P.
#   3.600%, 02/01/23...................................  11,000  11,018,106
Ensco P.L.C.
#   4.700%, 03/15/21...................................   3,800   3,832,950
Enterprise Products Operating LLC
    5.200%, 09/01/20...................................   2,600   2,955,157
#   3.900%, 02/15/24...................................   3,250   3,436,830
EOG Resources, Inc.
    4.100%, 02/01/21...................................   3,850   4,209,829
EQT Corp.
    8.125%, 06/01/19...................................   1,625   1,966,573
European Investment Bank
    3.250%, 01/29/24...................................   5,000   5,616,185

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------- -----------
Exelon Generation Co. LLC
#   4.250%, 06/15/22................................... $ 5,000 $ 5,350,015
Express Scripts Holding Co.
    3.900%, 02/15/22...................................   5,000   5,333,655
#   3.500%, 06/15/24...................................   4,500   4,667,099
Exxon Mobil Corp.
#   3.176%, 03/15/24...................................  35,000  37,866,850
FedEx Corp.
#   2.625%, 08/01/22...................................   6,500   6,548,146
#   3.200%, 02/01/25...................................   3,000   3,100,989
Fifth Third Bancorp
    3.500%, 03/15/22...................................   7,500   7,935,622
FMC Technologies, Inc.
    3.450%, 10/01/22...................................   8,625   8,638,481
Ford Motor Credit Co. LLC
#   4.375%, 08/06/23...................................  11,000  12,148,983
Gap, Inc. (The)
    5.950%, 04/12/21...................................   2,500   2,910,525
General Dynamics Corp.
    2.250%, 11/15/22...................................   7,500   7,475,490
General Electric Co.
#   3.375%, 03/11/24...................................   5,000   5,389,680
General Mills, Inc.
    3.150%, 12/15/21...................................   3,000   3,140,517
Georgia Power Co.
#   2.850%, 05/15/22...................................   2,550   2,633,793
Gilead Sciences, Inc.
#   3.700%, 04/01/24...................................  10,000  10,906,340
GlaxoSmithKline Capital, Inc.
    2.800%, 03/18/23...................................  10,450  10,728,701
Goldcorp, Inc.
    3.625%, 06/09/21...................................   5,500   5,685,862
Goldman Sachs Group, Inc. (The)
    6.000%, 06/15/20...................................   2,150   2,535,508
#   5.250%, 07/27/21...................................   5,500   6,312,779
    4.000%, 03/03/24...................................   7,000   7,503,237
Great Plains Energy, Inc.
    4.850%, 06/01/21...................................   2,000   2,255,212
Halliburton Co.
#   3.500%, 08/01/23...................................  10,000  10,515,330
Hartford Financial Services Group, Inc. (The)
#   5.125%, 04/15/22...................................   8,000   9,280,304
Hershey Co. (The)
#   2.625%, 05/01/23...................................   3,027   3,061,732
Hess Corp.
#   3.500%, 07/15/24...................................   5,075   5,002,230
Hewlett-Packard Co.
    4.375%, 09/15/21...................................   2,500   2,731,403
Home Depot, Inc. (The)
    4.400%, 04/01/21...................................   6,000   6,858,312
#   2.700%, 04/01/23...................................   2,000   2,053,764
Hormel Foods Corp.

                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------- -----------
#   4.125%, 04/15/21................................... $ 2,310 $ 2,591,118
HSBC Holdings P.L.C.
    4.000%, 03/30/22...................................   3,000   3,275,433
HSBC USA, Inc.
#   3.500%, 06/23/24...................................  10,000  10,740,030
Humana, Inc.
#   3.850%, 10/01/24...................................  11,555  12,203,374
Husky Energy, Inc.
    7.250%, 12/15/19...................................   2,500   2,943,930
Illinois Tool Works, Inc.
    3.500%, 03/01/24...................................  10,000  10,766,350
Integrys Energy Group, Inc.
#   4.170%, 11/01/20...................................   1,000   1,092,741
Intel Corp.
#   3.300%, 10/01/21...................................   7,400   7,972,649
    2.700%, 12/15/22...................................   3,000   3,060,666
Inter-American Development Bank
    7.000%, 06/15/25...................................   6,000   8,621,196
    6.750%, 07/15/27...................................   3,000   4,451,337
International Bank for Reconstruction & Development
    7.625%, 01/19/23...................................   7,700  11,054,120
International Business Machines Corp.
    1.875%, 08/01/22...................................     700     675,598
#   3.375%, 08/01/23...................................   6,810   7,225,349
#   3.625%, 02/12/24...................................  15,000  16,184,355
International Paper Co.
    3.650%, 06/15/24...................................   3,000   3,112,992
Intesa Sanpaolo SpA
    5.250%, 01/12/24...................................   5,000   5,726,060
ITC Holdings Corp.
#   3.650%, 06/15/24...................................   9,000   9,590,994
John Deere Capital Corp.
    2.750%, 03/15/22...................................   5,000   5,129,955
Johnson & Johnson
    3.375%, 12/05/23...................................  10,000  11,043,670
Johnson Controls, Inc.
    3.625%, 07/02/24...................................   1,535   1,608,111
JPMorgan Chase & Co.
    4.950%, 03/25/20...................................     630     712,296
    4.350%, 08/15/21...................................   5,200   5,738,314
#   3.625%, 05/13/24...................................  12,160  12,805,343
Juniper Networks, Inc.
    4.600%, 03/15/21...................................   4,000   4,305,124
    4.500%, 03/15/24...................................   5,000   5,214,070
Kerr-McGee Corp.
    6.950%, 07/01/24...................................   6,900   8,540,178
KeyCorp
#   5.100%, 03/24/21...................................   7,000   8,092,049
Kimberly-Clark Corp.
    2.400%, 06/01/23...................................   4,130   4,143,633

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------- -----------
Kinder Morgan Energy Partners L.P.
    5.300%, 09/15/20................................... $ 2,000 $ 2,191,022
    5.800%, 03/01/21...................................     550     618,028
    4.150%, 03/01/22...................................   2,400   2,486,165
    3.500%, 09/01/23...................................   5,000   4,944,780
KLA-Tencor Corp.
#   4.650%, 11/01/24...................................   6,025   6,426,922
Kohl's Corp.
#   3.250%, 02/01/23...................................   2,000   2,007,418
    4.750%, 12/15/23...................................  10,000  11,082,740
Koninklijke Philips NV
    3.750%, 03/15/22...................................   2,322   2,479,432
Kraft Foods Group, Inc.
    3.500%, 06/06/22...................................  13,695  14,376,874
Kroger Co. (The)
    3.850%, 08/01/23...................................   7,000   7,513,310
L-3 Communications Corp.
    3.950%, 05/28/24...................................   7,300   7,579,050
Laboratory Corp. of America Holdings
    4.000%, 11/01/23...................................   6,000   6,379,242
Legg Mason, Inc.
    3.950%, 07/15/24...................................   7,400   7,814,733
Lincoln National Corp.
    6.250%, 02/15/20...................................     180     212,994
Lloyds Bank P.L.C.
    6.375%, 01/21/21...................................   3,404   4,169,427
Loews Corp.
    2.625%, 05/15/23...................................   2,865   2,806,084
Lorillard Tobacco Co.
#   6.875%, 05/01/20...................................   2,000   2,403,820
Lowe's Cos., Inc.
    3.120%, 04/15/22...................................   2,000   2,110,550
LyondellBasell Industries NV
#   5.750%, 04/15/24...................................   9,000  10,661,166
Macy's Retail Holdings, Inc.
#   3.875%, 01/15/22...................................   4,446   4,781,504
    2.875%, 02/15/23...................................   6,500   6,553,982
Magellan Midstream Partners L.P.
    4.250%, 02/01/21...................................   3,370   3,703,138
Manitoba, Province of Canada
    2.100%, 09/06/22...................................   3,000   3,047,616
Marathon Oil Corp.
#   2.800%, 11/01/22...................................   6,000   5,724,660
Marathon Petroleum Corp.
#   3.625%, 09/15/24...................................  12,800  12,885,133
Markel Corp.
    5.350%, 06/01/21...................................   4,200   4,836,976
#   3.625%, 03/30/23...................................   2,000   2,093,338
Marsh & McLennan Cos., Inc.
    3.500%, 06/03/24...................................  10,000  10,487,460
McDonald's Corp.
    2.625%, 01/15/22...................................   2,900   2,961,260

                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------- -----------
McKesson Corp.
#   3.796%, 03/15/24................................... $ 3,000 $ 3,214,632
Medtronic, Inc.
    3.125%, 03/15/22...................................   3,407   3,554,588
Merck & Co., Inc.
#   2.800%, 05/18/23...................................   8,000   8,241,576
MetLife, Inc.
#   3.600%, 04/10/24...................................   7,208   7,710,571
Microsoft Corp.
#   3.625%, 12/15/23...................................  14,516  16,136,073
Mobil Corp.
    8.625%, 08/15/21...................................   2,013   2,799,056
Molson Coors Brewing Co.
#   3.500%, 05/01/22...................................  10,204  10,702,506
Mondelez International, Inc.
#   4.000%, 02/01/24...................................  12,000  13,046,088
Monsanto Co.
    5.500%, 08/15/25...................................   3,500   4,185,094
Morgan Stanley
    5.500%, 07/28/21...................................   8,320   9,678,132
    3.875%, 04/29/24...................................   6,000   6,382,734
Mosaic Co. (The)
#   4.250%, 11/15/23...................................   3,000   3,305,523
Motorola Solutions, Inc.
#   3.750%, 05/15/22...................................   5,000   5,191,705
#   3.500%, 03/01/23...................................   5,000   5,015,330
MUFG Americas Holdings Corp.
    3.500%, 06/18/22...................................   8,550   9,030,151
Murphy Oil Corp.
#   4.000%, 06/01/22...................................   2,000   1,884,232
Mylan, Inc.
    4.200%, 11/29/23...................................   7,000   7,506,933
NASDAQ OMX Group, Inc. (The)
#   4.250%, 06/01/24...................................   4,400   4,649,080
National Australia Bank, Ltd.
#   3.000%, 01/20/23...................................  10,000  10,390,240
National Oilwell Varco, Inc.
#   2.600%, 12/01/22...................................   8,500   8,284,049
NetApp, Inc.
    3.250%, 12/15/22...................................   1,700   1,732,122
New Brunswick, Province of Canada
    9.750%, 05/15/20...................................   1,000   1,374,082
Newell Rubbermaid, Inc.
    4.000%, 06/15/22...................................   4,000   4,263,544
NextEra Energy Capital Holdings, Inc.
    4.500%, 06/01/21...................................   1,295   1,445,201
Nisource Finance Corp.
#   6.125%, 03/01/22...................................   7,019   8,605,364
#   3.850%, 02/15/23...................................   1,100   1,179,006
Noble Energy, Inc.
#   4.150%, 12/15/21...................................   9,000   9,429,417
#   3.900%, 11/15/24...................................   5,000   5,058,260

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
Nordstrom, Inc.
        4.000%, 10/15/21................................... $ 1,500 $ 1,652,880
Norfolk Southern Corp.
#       2.903%, 02/15/23...................................   7,000   7,180,516
Northeast Utilities
        2.800%, 05/01/23...................................   9,798   9,851,046
Northern Trust Corp.
        3.375%, 08/23/21...................................   4,400   4,730,726
        2.375%, 08/02/22...................................   3,016   3,030,269
Northrop Grumman Corp.
        3.250%, 08/01/23...................................   4,000   4,188,908
Novartis Capital Corp.
#       3.400%, 05/06/24...................................   9,500  10,303,852
Nucor Corp.
        4.000%, 08/01/23...................................   3,500   3,757,716
Occidental Petroleum Corp.
#       2.700%, 02/15/23...................................   8,650   8,584,511
Ohio Power Co.
#       5.375%, 10/01/21...................................   3,606   4,285,558
Omnicom Group, Inc.
        4.450%, 08/15/20...................................   3,650   4,044,299
ONEOK Partners L.P.
        3.375%, 10/01/22...................................   1,898   1,772,491
Ontario, Province of Canada
#       2.450%, 06/29/22...................................   1,700   1,757,586
Oracle Corp.
        2.500%, 10/15/22...................................   3,000   3,051,432
Orange SA
        4.125%, 09/14/21...................................   2,900   3,203,117
Pacific Gas & Electric Co.
        3.850%, 11/15/23...................................   5,000   5,452,435
        3.750%, 02/15/24...................................   3,000   3,254,460
Packaging Corp. of America
        4.500%, 11/01/23...................................   6,075   6,556,845
PepsiCo, Inc.
        4.500%, 01/15/20...................................   1,575   1,776,592
#       2.750%, 03/05/22...................................   2,404   2,468,641
#       2.750%, 03/01/23...................................   7,000   7,147,315
Pfizer, Inc.
        3.000%, 06/15/23...................................   3,000   3,145,863
#       3.400%, 05/15/24...................................  10,000  10,809,220
Philip Morris International, Inc.
        2.500%, 08/22/22...................................   1,504   1,509,569
#       3.250%, 11/10/24...................................   5,000   5,240,760
Phillips 66
        4.300%, 04/01/22...................................  11,250  12,317,591
Pitney Bowes, Inc.
        4.625%, 03/15/24...................................   2,000   2,125,376
Plains All American Pipeline L.P. / PAA Finance Corp.
        5.000%, 02/01/21...................................   1,000   1,118,520
        2.850%, 01/31/23...................................   4,000   3,914,184
        3.850%, 10/15/23...................................   2,273   2,366,043

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
PNC Bank NA
#       3.300%, 10/30/24................................... $ 5,000 $ 5,287,935
PNC Funding Corp.
        4.375%, 08/11/20...................................   4,730   5,286,683
#       3.300%, 03/08/22...................................   1,466   1,554,898
Praxair, Inc.
        4.050%, 03/15/21...................................   3,800   4,195,242
        2.200%, 08/15/22...................................   1,250   1,236,621
Precision Castparts Corp.
        2.500%, 01/15/23...................................   8,000   8,021,888
Principal Financial Group, Inc.
#       3.125%, 05/15/23...................................  11,396  11,633,105
Private Export Funding Corp.
        4.300%, 12/15/21...................................   1,407   1,610,582
Procter & Gamble Co. (The)
        2.300%, 02/06/22...................................   4,000   4,109,552
Progressive Corp. (The)
#       3.750%, 08/23/21...................................   6,800   7,503,134
Prudential Financial, Inc.
#       5.375%, 06/21/20...................................   4,170   4,834,781
#       3.500%, 05/15/24...................................   8,000   8,403,912
PSEG Power LLC
#       4.300%, 11/15/23...................................   5,620   6,150,151
Quebec, Province of Canada
        2.625%, 02/13/23...................................   7,000   7,303,702
Quest Diagnostics, Inc.
#       4.700%, 04/01/21...................................   6,770   7,526,040
Raytheon Co.
#       2.500%, 12/15/22...................................   2,200   2,211,275
Reinsurance Group of America, Inc.
        5.000%, 06/01/21...................................   1,500   1,694,177
#       4.700%, 09/15/23...................................   6,000   6,674,682
Republic Services, Inc.
        3.550%, 06/01/22...................................   4,000   4,250,244
Reynolds American, Inc.
        3.250%, 11/01/22...................................   8,555   8,606,724
Rio Tinto Finance USA, Ltd.
        4.125%, 05/20/21...................................   3,800   4,063,640
Rogers Communications, Inc.
#       3.000%, 03/15/23...................................   2,759   2,777,596
Rowan Cos., Inc.
#       7.875%, 08/01/19...................................     600     673,363
Royal Bank of Scotland P.L.C. (The)
        6.125%, 01/11/21...................................   2,000   2,419,072
Sanofi
        4.000%, 03/29/21...................................   3,000   3,349,224
SCANA Corp.
        6.250%, 04/01/20...................................   1,750   2,037,565
#       4.125%, 02/01/22...................................   3,035   3,264,595
Sempra Energy
        4.050%, 12/01/23...................................   6,570   7,264,370
        3.550%, 06/15/24...................................  10,200  10,838,255

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------- -----------
Shell International Finance BV
#   3.400%, 08/12/23................................... $15,000 $16,226,925
Spectra Energy Capital LLC
#   3.300%, 03/15/23...................................  10,275   9,956,711
Spectra Energy Partners L.P.
    4.750%, 03/15/24...................................   5,000   5,559,000
St Jude Medical, Inc.
#   3.250%, 04/15/23...................................   5,000   5,202,440
StanCorp Financial Group, Inc.
#   5.000%, 08/15/22...................................   5,000   5,525,460
Staples, Inc.
#   4.375%, 01/12/23...................................   2,000   2,048,502
Starwood Hotels & Resorts Worldwide, Inc.
#   3.125%, 02/15/23...................................   5,000   5,016,960
State Street Corp.
    4.375%, 03/07/21...................................   6,200   6,985,428
Statoil ASA
#   2.450%, 01/17/23...................................  10,000  10,010,090
    2.650%, 01/15/24...................................  10,860  10,869,774
Stryker Corp.
    3.375%, 05/15/24...................................     800     835,442
Sumitomo Mitsui Banking Corp.
    3.950%, 07/19/23...................................   9,160  10,016,332
Sunoco Logistics Partners Operations L.P.
    4.650%, 02/15/22...................................   2,895   3,102,572
SunTrust Bank
    2.750%, 05/01/23...................................   4,900   4,937,446
Target Corp.
#   2.900%, 01/15/22...................................   7,676   8,045,100
TD Ameritrade Holding Corp.
#   3.625%, 04/01/25...................................  10,000  10,588,800
Teck Resources, Ltd.
#   3.750%, 02/01/23...................................   6,600   5,703,832
Telefonica Emisiones SAU
#   4.570%, 04/27/23...................................   5,000   5,622,530
    4.570%, 04/27/23...................................   2,000   2,245,326
Thermo Fisher Scientific, Inc.
    4.500%, 03/01/21...................................   4,000   4,455,360
Thomson Reuters Corp.
    4.300%, 11/23/23...................................   8,000   8,775,752
Time Warner, Inc.
#   4.750%, 03/29/21...................................   2,200   2,473,242
    4.000%, 01/15/22...................................   1,800   1,946,106
    3.550%, 06/01/24...................................   7,000   7,336,588
TJX Cos., Inc. (The)
    2.500%, 05/15/23...................................   6,440   6,455,894
Total Capital International SA
    3.750%, 04/10/24...................................  15,000  16,354,770
Toyota Motor Credit Corp.
    4.250%, 01/11/21...................................   1,200   1,351,148
    3.300%, 01/12/22...................................  10,165  10,923,126

                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------- -----------
    2.625%, 01/10/23................................... $10,000 $10,277,680
TransAlta Corp.
#   4.500%, 11/15/22...................................   6,038   6,170,552
TransCanada PipeLines, Ltd.
    3.800%, 10/01/20...................................   2,000   2,118,430
    2.500%, 08/01/22...................................   5,112   4,996,837
Travelers Cos., Inc. (The)
#   3.900%, 11/01/20...................................   4,200   4,621,109
Tyson Foods, Inc.
    4.500%, 06/15/22...................................  12,498  14,000,297
UBS AG
#   4.875%, 08/04/20...................................   5,928   6,748,483
Union Pacific Corp.
#   3.250%, 01/15/25...................................   5,000   5,367,635
United Parcel Service, Inc.
    3.125%, 01/15/21...................................     900     967,748
UnitedHealth Group, Inc.
#   2.750%, 02/15/23...................................   7,750   7,943,851
Unum Group
    5.625%, 09/15/20...................................   3,500   4,015,102
#   4.000%, 03/15/24...................................   2,000   2,131,124
US Bancorp
    3.000%, 03/15/22...................................   3,000   3,134,421
Verizon Communications, Inc.
    4.600%, 04/01/21...................................   4,050   4,481,305
    5.150%, 09/15/23...................................   9,000  10,336,779
Viacom, Inc.
#   4.500%, 03/01/21...................................   2,900   3,196,571
    4.250%, 09/01/23...................................   1,000   1,062,990
    3.875%, 04/01/24...................................     635     657,968
Vodafone Group P.L.C.
    4.375%, 03/16/21...................................   4,500   4,960,908
#   2.500%, 09/26/22...................................   9,000   8,790,354
Wal-Mart Stores, Inc.
#   4.250%, 04/15/21...................................   4,000   4,520,740
#   2.550%, 04/11/23...................................   9,000   9,191,340
#   3.300%, 04/22/24...................................   7,000   7,543,095
Walgreen Co.
#   3.100%, 09/15/22...................................   7,124   7,306,004
Walt Disney Co. (The)
    2.550%, 02/15/22...................................   4,000   4,103,636
Waste Management, Inc.
#   4.600%, 03/01/21...................................   2,860   3,211,059
WellPoint, Inc.
#   3.125%, 05/15/22...................................   4,900   5,064,282
Wells Fargo & Co.
#   4.600%, 04/01/21...................................   2,100   2,381,597
#   3.500%, 03/08/22...................................  13,700  14,695,168
Western Gas Partners L.P.
    4.000%, 07/01/22...................................   3,772   3,927,938
Western Union Co. (The)
#   5.253%, 04/01/20...................................   3,568   3,973,714

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT
                                                        (000)        VALUE+
                                                     ----------- --------------
Whirlpool Corp.
      4.700%, 06/01/22.............................. $     3,000 $    3,393,927
Whirpool Corp.
#     3.700%, 05/01/25..............................       7,000      7,393,715
Williams Partners L.P.
      4.000%, 11/15/21..............................       3,500      3,549,676
#     3.350%, 08/15/22..............................       1,300      1,247,483
Wisconsin Electric Power Co.
      2.950%, 09/15/21..............................       6,675      7,038,307
WR Berkley Corp.
      5.375%, 09/15/20..............................         800        910,082
Wyndham Worldwide Corp.
#     3.900%, 03/01/23..............................      11,073     11,316,207
Xerox Corp.
#     4.500%, 05/15/21..............................       5,000      5,456,095
Yum! Brands, Inc.
#     3.750%, 11/01/21..............................       5,830      6,150,359
      3.875%, 11/01/23..............................       3,195      3,360,082
Zimmer Holdings, Inc.
      4.625%, 11/30/19..............................       2,500      2,789,800
Zoetis, Inc.
      3.250%, 02/01/23..............................       6,000      6,079,890
                                                                 --------------
TOTAL BONDS.........................................              2,314,794,240
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                     -----------
SECURITIES LENDING COLLATERAL -- (17.5%)
(S)@  DFA Short Term Investment Fund................  44,327,739    512,871,938
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,817,253,918)^^...........................             $2,926,631,165
                                                                 ==============

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
Agency Obligations..............   --    $   98,964,987   --    $   98,964,987
Bonds...........................   --     2,314,794,240   --     2,314,794,240
Securities Lending Collateral...   --       512,871,938   --       512,871,938
                                   --    --------------   --    --------------
TOTAL...........................   --    $2,926,631,165   --    $2,926,631,165
                                   ==    ==============   ==    ==============

                        DFA INVESTMENT GRADE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                       SHARES        VALUE+
                                                     ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.4%)
Investment in DFA Intermediate-Term Extended
  Quality Portfolio of DFA Investment Dimensions
  Group Inc......................................... 120,044,290 $1,336,092,946
Investment in DFA Intermediate Government Fixed
  Income Portfolio of DFA Investment Dimensions
  Group Inc.........................................  78,677,071  1,014,934,216
Investment in DFA Short-Term Extended Quality
  Portfolio of DFA Investment Dimensions Group Inc.. 33,173,256 361,920,228 Investment in DFA Short-Term Government Portfolio
  of DFA Investment Dimensions Group Inc............  10,748,625    115,547,714
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES
     (Cost $2,741,512,297)..........................              2,828,495,104
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
State Street Institutional Liquid Reserves,
  0.089% (Cost $15,653,657).........................  15,653,657     15,653,657
                                                                 --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $2,757,165,954)^^........................             $2,844,148,761
                                                                 ==============

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
Affiliated Investment
  Companies...................... $2,828,495,104   --      --    $2,828,495,104
Temporary Cash Investments.......     15,653,657   --      --        15,653,657
                                  --------------   --      --    --------------
TOTAL............................ $2,844,148,761   --      --    $2,844,148,761
                                  ==============   ==      ==    ==============

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                        FACE
                                                      AMOUNT^^^
                                                        (000)        VALUE+
                                                      ---------- --------------
U.S. TREASURY OBLIGATIONS -- (99.8%)
Treasury Inflation Protected Security
     1.875%, 07/15/19................................ $  204,000 $  249,269,116
     1.375%, 01/15/20................................    187,300    221,629,849
     1.250%, 07/15/20................................    177,600    209,011,189
     1.125%, 01/15/21................................    229,500    266,864,366
     0.625%, 07/15/21................................    191,500    211,377,002
     0.125%, 01/15/22................................    162,000    171,643,672
     0.125%, 07/15/22................................    100,500    105,125,762
     0.125%, 01/15/23................................    164,800    170,848,229
     0.375%, 07/15/23................................    101,000    106,327,990
     0.625%, 01/15/24................................     91,000     97,160,466
     2.375%, 01/15/25................................    104,000    160,480,985
     2.000%, 01/15/26................................     97,800    140,088,109
     2.375%, 01/15/27................................    100,000    147,114,985
     1.750%, 01/15/28................................     87,700    117,623,317
     3.625%, 04/15/28................................     80,500    168,857,799
     2.500%, 01/15/29................................     51,000     73,020,554
     3.875%, 04/15/29................................     88,745    190,898,026
     3.375%, 04/15/32................................     16,000     31,880,953
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS......................             2,839,222,369
                                                                 --------------

                                                       SHARES
                                                      ----------
TEMPORARY CASH INVESTMENTS -- (0.2%)
     State Street Institutional U.S. Government
       Money Market Fund.............................  6,402,188      6,402,188
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,707,217,528)^^............................            $2,845,624,557
                                                                 ==============

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
U.S. Treasury Obligations.....         -- $2,839,222,369   --    $2,839,222,369
Temporary Cash
  Investments................. $6,402,188             --   --         6,402,188
                               ---------- --------------   --    --------------
TOTAL......................... $6,402,188 $2,839,222,369   --    $2,845,624,557
                               ========== ==============   ==    ==============

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
MUNICIPAL BONDS -- (99.4%)
ALABAMA -- (0.4%)
Alabama State (GO) Series A
     5.000%, 08/01/19.................................... $4,500 $ 5,325,660
City of Birmingham (GO) Series A (NATL-RE)
     5.000%, 04/01/16....................................  2,800   2,954,392
                                                                 -----------
TOTAL ALABAMA............................................          8,280,052
                                                                 -----------
ARIZONA -- (1.2%)
Arizona State Transportation Board (RB)
     5.000%, 07/01/17....................................  2,105   2,327,183
     5.000%, 07/01/18....................................  5,050   5,770,888
City of Phoenix (GO)
     4.000%, 07/01/20....................................  1,085   1,247,294
City of Phoenix (GO) Series A
     5.000%, 07/01/15....................................  1,250   1,274,950
Maricopa County Community College District (GO)
     4.000%, 07/01/18....................................  2,210   2,444,945
     3.000%, 07/01/20....................................  6,505   7,159,403
Pima County (GO)
     3.000%, 07/01/16....................................  1,625   1,684,735
Salt River Project Agricultural Improvement & Power
District (RB) Series B
     4.000%, 01/01/16....................................  5,000   5,174,650
                                                                 -----------
TOTAL ARIZONA............................................         27,084,048
                                                                 -----------
ARKANSAS -- (0.7%)
Arkansas State (GO)
     5.000%, 04/01/18....................................  6,890   7,820,770
     5.000%, 04/01/19....................................  7,240   8,461,750
                                                                 -----------
TOTAL ARKANSAS...........................................         16,282,520
                                                                 -----------
COLORADO -- (0.9%)
City & County of Denver (GO) Series A
     5.000%, 08/01/17....................................  3,110   3,450,389
     5.000%, 08/01/18....................................  7,745   8,877,319
     5.000%, 08/01/20....................................  4,920   5,960,285
Denver City & County School District No. 1 (GO)
  Series B (ST AID WITHHLDG)
     4.000%, 12/01/18....................................  1,185   1,319,012
                                                                 -----------
TOTAL COLORADO...........................................         19,607,005
                                                                 -----------
CONNECTICUT -- (3.0%)
Connecticut State (GO) Series A
     5.000%, 10/15/19....................................  6,125   7,212,432

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
CONNECTICUT -- (Continued)
Connecticut State (GO) Series B (AMBAC)
     5.250%, 06/01/18.................................... $17,310 $19,807,660
Connecticut State (GO) Series C
     5.000%, 12/01/15....................................   4,000   4,160,560
     5.000%, 06/01/18....................................   9,980  11,338,378
Connecticut State (GO) Series F
     4.000%, 11/15/17....................................   6,065   6,608,121
Connecticut State Special Tax Revenue (RB)
     5.000%, 01/01/19....................................  11,000  12,673,100
Hartford County Metropolitan District (GO) Series A
     4.000%, 07/15/15....................................   3,900   3,967,821
                                                                  -----------
TOTAL CONNECTICUT........................................          65,768,072
                                                                  -----------
DELAWARE -- (1.6%)
Delaware State (GO)
     5.000%, 07/01/19....................................   5,000   5,888,750
Delaware State (GO) Series 2009C
     5.000%, 10/01/17....................................   1,535   1,713,705
Delaware State (GO) Series A
     4.000%, 08/01/17....................................   5,100   5,536,152
     5.000%, 08/01/19....................................   5,745   6,782,374
Delaware State (GO) Series C
     5.000%, 03/01/18....................................   5,265   5,962,823
Delaware Transportation Authority (RB) Series A
     5.000%, 07/01/15....................................   3,480   3,549,287
     5.000%, 07/01/15....................................   4,270   4,355,016
                                                                  -----------
TOTAL DELAWARE...........................................          33,788,107
                                                                  -----------
FLORIDA -- (3.4%)
Florida State (GO) Series A
     5.000%, 06/01/17....................................     555     611,837
     5.000%, 06/01/18....................................   4,000   4,554,360
     5.000%, 06/01/19....................................  19,310  22,624,948
     5.000%, 06/01/19....................................  10,100  11,833,867
     5.000%, 06/01/20....................................   2,850   3,421,653
Florida State (GO) Series B
     5.000%, 06/01/16....................................   2,500   2,656,625
     5.000%, 06/01/17....................................   9,700  10,693,377
Florida State (GO) Series C
     5.000%, 06/01/15....................................   6,440   6,541,237
Florida's Turnpike Enterprise (RB) Series B
     5.000%, 07/01/16....................................  10,180  10,847,401
                                                                  -----------
TOTAL FLORIDA............................................          73,785,305
                                                                  -----------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------- -----------
GEORGIA -- (4.0%)
Athens-Clarke County Unified Government Water &
  Sewerage Revenue (RB)
    5.000%, 01/01/17................................... $ 1,100 $ 1,193,236
City of Albany (GO)
    3.000%, 06/01/17...................................   2,220   2,326,493
De Kalb County School District (GO) (ST AID WITHHLDG)
    4.000%, 11/01/17...................................   8,575   9,293,156
Georgia State (GO) Series A
    5.000%, 07/01/19...................................   7,350   8,656,463
Georgia State (GO) Series A-1
    5.000%, 02/01/20...................................   4,210   5,037,055
Georgia State (GO) Series D
    5.000%, 07/01/17...................................  10,000  11,065,700
    5.000%, 02/01/19...................................   7,970   9,279,072
Georgia State (GO) Series E-1
    4.500%, 07/01/19...................................   6,890   7,966,080
Georgia State (GO) Series I
    5.000%, 07/01/19...................................  17,475  20,581,181
Georgia State Road & Tollway Authority (RB) Series A
    5.000%, 06/01/16...................................     255     270,308
    5.000%, 06/01/17...................................   1,000   1,098,740
Georgia State Road & Tollway Authority (RB) Series B
  (ST GTD)
    5.000%, 10/01/17...................................   8,510   9,481,587
                                                                -----------
TOTAL GEORGIA..........................................          86,249,071
                                                                -----------
HAWAII -- (2.9%)
City & County of Honolulu (GO) Series B
    5.000%, 11/01/19...................................   8,000   9,461,920
City & County of Honolulu (GO) Series B (AGM)
    5.250%, 07/01/17...................................   1,175   1,305,049
City & County of Honolulu (GO) Series B (FSA) (AGM)
    5.250%, 07/01/15...................................   4,220   4,308,536
Hawaii State (GO) Series DG (AMBAC)
    5.000%, 07/01/15...................................  15,945  16,262,465
Hawaii State (GO) Series DK
    5.000%, 05/01/16...................................   7,420   7,851,844
Hawaii State (GO) Series DR
    5.000%, 06/01/19...................................   9,725  11,398,964
Hawaii State (GO) Series EE
    5.000%, 11/01/18...................................  11,495  13,266,379
                                                                -----------
TOTAL HAWAII...........................................          63,855,157
                                                                -----------

                                                         FACE
                                                        AMOUNT
                                                        (000)    VALUE+
                                                        ------ -----------
ILLINOIS -- (0.6%)
Central Lake County Joint Action Water Agency (RB)
    4.000%, 05/01/18................................... $6,195 $ 6,828,067
City of Peoria (GO) Series D
    4.000%, 01/01/17...................................  1,620   1,719,889
Du Page Cook & Will Counties Community College
  District No. 502 (GO)
    5.000%, 06/01/16...................................  5,000   5,309,800
                                                               -----------
TOTAL ILLINOIS.........................................         13,857,756
                                                               -----------
IOWA -- (0.2%)
State of Iowa (RB) Series A
    5.000%, 06/01/18...................................  4,185   4,739,889
                                                               -----------
KANSAS -- (0.6%)
Kansas State Department of Transportation (RB) Series A
    5.000%, 09/01/16...................................  7,000   7,510,790
Kansas State Department of Transportation (RB) Series C
    5.000%, 09/01/19...................................  4,975   5,874,928
                                                               -----------
TOTAL KANSAS...........................................         13,385,718
                                                               -----------
KENTUCKY -- (0.5%)
Kentucky State Asset Liability Commission (RB) Series
  A (AMBAC)
    5.000%, 10/01/16...................................    500     537,715
Louisville & Jefferson County Metropolitan Sewer
  District (RB) Series B
    5.000%, 05/15/15...................................  9,415   9,543,515
                                                               -----------
TOTAL KENTUCKY.........................................         10,081,230
                                                               -----------
LOUISIANA -- (0.2%)
Louisiana State (GO) Series A
    5.000%, 02/01/18...................................  4,000   4,510,880
Saint Tammany Parish Wide School District No.12 (GO)
  (ASSURED GTY)
    5.000%, 03/01/16...................................    930     977,291
                                                               -----------
TOTAL LOUISIANA........................................          5,488,171
                                                               -----------
MARYLAND -- (6.3%)
Baltimore County (GO) Series B
    5.000%, 08/01/17...................................  6,550   7,261,723
Charles County (GO)
    5.000%, 03/01/19...................................  2,450   2,857,435
Maryland State (GO)
    5.000%, 03/01/19...................................  6,300   7,350,462
    5.000%, 08/01/19...................................  2,000   2,360,180

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                          ------- ------------
MARYLAND -- (Continued)
Maryland State (GO) Series A
     5.000%, 03/01/16.................................... $ 3,900 $  4,101,786
     5.000%, 08/01/19....................................  20,000   23,601,800
Maryland State (GO) Series B
     5.000%, 08/01/19....................................  11,500   13,571,035
Maryland State (GO) Series C
     5.000%, 03/01/16....................................   1,000    1,051,740
     5.000%, 11/01/18....................................   9,305   10,753,882
Prince George's County (GO) Series B
     5.000%, 09/15/18....................................  16,190   18,613,481
     4.000%, 03/01/19....................................   9,575   10,788,631
     4.000%, 03/01/20....................................   9,780   11,223,039
Prince George's County (GO) Series C
     5.000%, 08/01/18....................................  10,075   11,536,681
University System of Maryland (RB) Series D
     3.000%, 04/01/15....................................   2,200    2,210,406
Washington Suburban Sanitary Commission (GO)
     5.000%, 06/01/18....................................   2,350    2,678,177
Washington Suburban Sanitary Commission (GO) Series A
     4.000%, 06/01/18....................................   5,000    5,530,850
                                                                  ------------
TOTAL MARYLAND...........................................          135,491,308
                                                                  ------------
MASSACHUSETTS -- (4.8%)
City of Boston (GO) Series A
     5.000%, 03/01/18....................................   3,960    4,488,779
Commonwealth of Massachusetts (GO) Series B
     5.000%, 08/01/18....................................   3,750    4,296,863
Commonwealth of Massachusetts (GO) Series C
     5.000%, 08/01/20....................................   8,500   10,246,750
Commonwealth of Massachusetts (GO) Series C (GO OF
  CMNWLTH)
     5.500%, 11/01/15....................................   7,200    7,487,064
Commonwealth of Massachusetts (GO) Series D (AMBAC)
     5.500%, 10/01/19....................................   4,220    5,088,560
Commonwealth of Massachusetts (GO) Series E
     5.000%, 12/01/17....................................  15,000   16,841,400
Massachusetts Bay Transportation Authority (RB)
  Series A
     5.250%, 07/01/19....................................   3,115    3,694,888
Massachusetts Bay Transportation Authority (RB)
  Series B
     5.250%, 07/01/16....................................  10,000   10,695,100

                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                          ------- ------------
MASSACHUSETTS -- (Continued)
Massachusetts Clean Water Trust (The) (RB)
     2.000%, 08/01/16.................................... $13,000 $ 13,328,640
     5.000%, 08/01/20....................................   5,830    7,038,442
Massachusetts Water Resources Authority (RB) Series J
  (AGM GO OF AUTH)
     5.250%, 08/01/18....................................  18,000   20,793,060
                                                                  ------------
TOTAL MASSACHUSETTS......................................          103,999,546
                                                                  ------------
MICHIGAN -- (1.7%)
Chippewa Valley Schools (GO) (Q-SBLF)
     5.000%, 05/01/17....................................   1,000    1,092,410
Michigan Finance Authority (RB) Series A
     5.000%, 07/01/16....................................   2,590    2,760,940
     5.000%, 07/01/18....................................  15,150   17,351,295
Michigan State (GO)
     5.000%, 11/01/19....................................  13,000   15,362,360
                                                                  ------------
TOTAL MICHIGAN...........................................           36,567,005
                                                                  ------------
MINNESOTA -- (4.9%)
Chaska Independent School District No. 112 (GO)
  Series A (SD CRED PROG)
     4.000%, 02/01/15....................................   5,740    5,740,000
City of Minneapolis (GO)
     3.000%, 12/01/15....................................   8,700    8,905,842
     1.000%, 12/01/16....................................  10,200   10,309,344
     2.000%, 12/01/18....................................   5,085    5,287,027
City of Minneapolis (GO) Series B
     4.000%, 12/01/15....................................   8,830    9,111,677
City of Rochester (GO) Series A
     5.000%, 02/01/18....................................   2,590    2,924,913
Lakeville Independent School District No. 194 (GO)
  Series D (SD CRED PROG)
     5.000%, 02/01/19....................................   4,425    5,138,531
Minnesota State (GO) Series A
     5.000%, 08/01/17....................................  13,665   15,178,536
Minnesota State (GO) Series B
     5.000%, 08/01/19....................................   4,000    4,722,280
     4.000%, 08/01/20....................................   8,800   10,161,448
Minnesota State (GO) Series E
     2.000%, 08/01/19....................................     725      760,358
Minnesota State (GO) Series F
     5.000%, 10/01/17....................................  12,000   13,403,880
Minnesota State (GO) Series H
     5.000%, 11/01/15....................................   5,000    5,180,800

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT
                                                         (000)      VALUE+
                                                         ------- ------------
MINNESOTA -- (Continued)
University of Minnesota (RB) Series A (GO OF UNIV)
     5.000%, 12/01/17................................... $ 5,040 $  5,648,126
Washington County (GO) Series A
     5.000%, 02/01/15...................................   3,275    3,275,000
                                                                 ------------
TOTAL MINNESOTA.........................................          105,747,762
                                                                 ------------
MISSOURI -- (0.6%)
Missouri State (GO) Series A
     4.000%, 10/01/17...................................  11,850   12,904,295
                                                                 ------------
NEBRASKA -- (0.3%)
University of Nebraska Facilities Corp. (RB)
     5.000%, 07/15/16...................................   5,220    5,570,105
                                                                 ------------
NEVADA -- (1.6%)
Clark County (GO)
     5.000%, 11/01/16...................................   7,425    8,004,967
Clark County School District (GO) Series B (AMBAC)
     4.500%, 06/15/17...................................   5,770    6,270,317
Clark County School District (GO) Series C
     5.000%, 06/15/16...................................   1,000    1,063,210
Nevada State (RB)
(c)  4.250%, 12/01/17
     (Pre-refunded @ $100, 12/1/15).....................  15,245   15,754,945
Truckee Meadows Water Authority (RB)
     5.000%, 07/01/15...................................   3,900    3,977,649
                                                                 ------------
TOTAL NEVADA............................................           35,071,088
                                                                 ------------
NEW HAMPSHIRE -- (0.2%)
City of Dover (GO)
     3.000%, 06/15/16...................................   1,850    1,916,637
     3.000%, 06/15/17...................................   1,000    1,051,170
City of Nashua (GO)
     5.000%, 03/15/17...................................   1,400    1,527,330
                                                                 ------------
TOTAL NEW HAMPSHIRE.....................................            4,495,137
                                                                 ------------
NEW JERSEY -- (0.7%)
East Windsor Regional School District (GO) (SCH BD RES
  FD)
     3.000%, 03/01/16...................................     625      643,100
Livingston Township (GO)
     3.000%, 01/15/16...................................   1,335    1,367,787
     3.000%, 01/15/17...................................   1,810    1,891,450
New Jersey State (GO)
     5.000%, 06/01/18...................................   5,990    6,748,454

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
NEW JERSEY -- (Continued)
New Jersey State (GO) Series H
     5.250%, 07/01/15.................................... $ 3,500 $ 3,571,365
                                                                  -----------
TOTAL NEW JERSEY.........................................          14,222,156
                                                                  -----------
NEW MEXICO -- (0.8%)
City of Albuquerque (GO) Series A
     5.000%, 07/01/18....................................   4,775   5,451,427
New Mexico State (GO)
     5.000%, 03/01/17....................................   4,745   5,193,497
New Mexico State Severance Tax Permanent Fund (RB)
  Series A
     5.000%, 07/01/19....................................   6,500   7,630,740
                                                                  -----------
TOTAL NEW MEXICO.........................................          18,275,664
                                                                  -----------
NEW YORK -- (7.8%)
City of New York (GO) Series 1
     5.000%, 08/01/17....................................     875     969,150
City of New York (GO) Series B
     5.000%, 08/01/15....................................  10,000  10,240,300
City of New York (GO) Series C
     5.000%, 08/01/15....................................   2,630   2,693,199
City of New York (GO) Series G
     5.000%, 08/01/18....................................   8,000   9,130,880
     5.000%, 08/01/19....................................  15,310  17,949,138
City of New York (GO) Series H-2
     3.000%, 06/01/16....................................   4,000   4,142,680
City of New York (GO) Series H-A
     5.000%, 03/01/19....................................  10,105  11,723,720
City of New York (GO) Series I
     4.000%, 08/01/15....................................   4,130   4,208,966
Long Beach City School District (GO) (ST AID WITHHLDG)
     3.000%, 05/01/16....................................   3,740   3,864,579
New York State (GO) Series C
     3.000%, 02/01/15....................................   3,010   3,010,000
New York State Dormitory Authority (RB) Series A
     5.000%, 02/15/15....................................   1,020   1,021,816
     5.000%, 03/15/16....................................  20,000  21,069,800
     5.000%, 02/15/18....................................  11,440  12,923,539
New York State Dormitory Authority (RB) Series A (ETM)
     5.000%, 02/15/15....................................       5       5,007
New York State Dormitory Authority (RB) Series C
     5.000%, 03/15/19....................................     700     815,031
New York State Urban Development Corp. (RB)
     5.000%, 12/15/17....................................   5,765   6,473,634
     5.000%, 12/15/18....................................     250     289,557

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT
                                                        (000)      VALUE+
                                                        ------- ------------
NEW YORK -- (Continued)
New York State Urban Development Corp. (RB) Series A
    5.000%, 03/15/17................................... $ 2,195 $  2,401,945
Suffolk County (GO) Series A
    4.000%, 04/01/16...................................   1,035    1,079,495
    3.000%, 05/15/16...................................   3,325    3,439,646
Suffolk County (GO) Series B
    3.000%, 10/15/15...................................   4,290    4,374,556
    3.000%, 10/15/16...................................   2,000    2,086,120
Suffolk County (GO) Series B (AGM)
    5.250%, 05/01/16...................................   3,315    3,518,209
Suffolk County (GO) Series C
    4.000%, 10/15/15...................................   5,890    6,047,086
Town of Brookhaven (GO) Series A
    3.000%, 02/01/19...................................   5,080    5,482,793
Town of Hempstead (GO) Series B
    5.000%, 02/01/17...................................   5,165    5,617,506
    5.000%, 02/01/18...................................   9,915   11,174,998
Triborough Bridge & Tunnel Authority (RB) Series B
    4.000%, 11/15/18...................................  11,860   13,223,426
                                                                ------------
TOTAL NEW YORK.........................................          168,976,776
                                                                ------------
NORTH CAROLINA -- (3.9%)
City of Charlotte (GO) Series B
    5.000%, 06/01/16...................................   2,335    2,479,046
County of Onslow NC (GO)
    4.000%, 12/01/17...................................     525      572,602
Mecklenburg County (GO) Series B
    2.000%, 03/01/16...................................   5,000    5,097,700
North Carolina State (GO) Series A
    5.000%, 03/01/17...................................  14,595   15,968,097
    5.000%, 03/01/19...................................   5,000    5,842,450
North Carolina State (GO) Series B
    5.000%, 04/01/16...................................   7,350    7,757,043
    5.000%, 06/01/18...................................  29,730   33,987,336
Sanford Enterprise (RB) Series A
    5.000%, 06/01/15...................................   2,540    2,580,081
Wake County (GO) Series A
    5.000%, 05/01/17...................................   2,675    2,936,615
Wake County (GO) Series B
    5.000%, 05/01/18...................................   4,625    5,259,689
Wake County (GO) Series C
    5.000%, 03/01/15...................................   1,400    1,405,544
                                                                ------------
TOTAL NORTH CAROLINA...................................           83,886,203
                                                                ------------
OHIO -- (4.1%)
City of Columbus (GO) Series 1
    5.000%, 07/01/20...................................  10,000   12,065,500

                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------- -----------
OHIO -- (Continued)
City of Columbus (GO) Series A
    5.000%, 02/15/17................................... $ 8,550 $ 9,342,756
    5.000%, 02/15/19...................................  10,000  11,658,200
Greater Cleveland Regional Transit Authority (GO)
  Series B
    5.000%, 12/01/16...................................   2,725   2,950,085
Mason City School District (GO) (ETM) (NATL-RE FGIC)
    5.000%, 12/01/15...................................     470     488,828
Mason City School District (GO) (NATL-RE FGIC)
    5.000%, 12/01/15...................................   1,530   1,591,414
Ohio State (GO)
    5.000%, 11/01/15...................................   2,425   2,512,688
    5.000%, 09/01/19...................................   4,215   4,973,321
Ohio State (GO) Series A
    3.000%, 05/01/20...................................   5,000   5,485,200
    5.000%, 05/01/20...................................   7,000   8,390,620
Ohio State (GO) Series B
    5.000%, 08/01/19...................................   4,420   5,205,301
    5.000%, 08/01/20...................................  10,000  12,049,100
Ohio State (GO) Series C
    5.000%, 08/01/15...................................   4,000   4,096,120
    5.000%, 08/01/17...................................   2,475   2,746,532
Ohio State University (The) (RB) Series A (ETM)
    4.000%, 12/01/15...................................      55      56,750
Ohio State University (The) (RB) Series A (UP)
    4.000%, 12/01/15...................................     945     975,146
Ohio State Water Development Authority (RB) Series A
    5.000%, 06/01/16...................................   3,080   3,272,130
                                                                -----------
TOTAL OHIO.............................................          87,859,691
                                                                -----------
OKLAHOMA -- (1.3%)
Cleveland County Independent School District No. 29
  (GO)
    1.500%, 03/01/16...................................   4,415   4,473,720
    1.500%, 03/01/17...................................   1,465   1,488,484
Payne County Independent School District No. 16
  Stillwater (GO)
    1.500%, 06/01/17...................................   3,355   3,411,330
Tulsa County Independent School District No. 1 Tulsa
  (GO) Series B
    2.000%, 08/01/17...................................   5,800   5,984,440
Tulsa County Independent School District No. 1 Tulsa
  (GO) Series C
    1.500%, 07/01/18...................................   5,745   5,885,810
Tulsa County Independent School District No. 3 (GO)
    2.000%, 04/01/15...................................   2,425   2,432,105

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------- -----------
OKLAHOMA -- (Continued)
    2.000%, 04/01/16................................... $ 4,300 $ 4,386,473
                                                                -----------
TOTAL OKLAHOMA.........................................          28,062,362
                                                                -----------
OREGON -- (0.9%)
City of Portland (GO) Series A
    4.000%, 06/01/15...................................   2,000   2,025,400
Jackson County School District No. 5 (GO) (NATL-RE
  FGIC SCH BD GTY)
    5.000%, 06/15/15...................................   1,965   1,999,879
Multnomah County (GO)
    5.000%, 08/01/19...................................   4,580   5,389,332
Oregon State (GO) Series I
    5.000%, 05/01/17...................................   7,565   8,324,677
Washington County School District No. 15 Forest Grove
  (GO) (AGM SCH BD GTY)
    5.250%, 06/15/15...................................   1,555   1,583,316
                                                                -----------
TOTAL OREGON...........................................          19,322,604
                                                                -----------
PENNSYLVANIA -- (5.3%)
Commonwealth of Pennsylvania (GO)
    5.000%, 07/01/18...................................   3,755   4,271,951
Commonwealth of Pennsylvania (GO) Series 1
    5.000%, 04/01/17...................................  10,000  10,939,800
    5.000%, 11/15/18...................................  10,645  12,242,069
    5.000%, 07/01/19...................................   7,655   8,925,424
    5.000%, 04/01/20...................................   8,500  10,087,375
Commonwealth of Pennsylvania (GO) Series 2
    5.000%, 10/15/19...................................   2,250   2,642,715
Commonwealth of Pennsylvania (GO) Series A
    5.000%, 02/15/16...................................   7,420   7,785,658
    5.000%, 05/01/16...................................   2,025   2,142,329
    5.000%, 02/15/19...................................   5,010   5,786,800
Conestoga Valley School District (GO) (ST AID WITHHLDG)
    4.000%, 01/15/17...................................   2,680   2,839,460
Council Rock School District (GO) Series C (ST AID
  WITHHLDG)
    5.000%, 11/15/17...................................   5,285   5,903,451
Pennsylvania Economic Dev. Financing Authority (RB)
  Series A
    5.000%, 07/01/17...................................  19,555  21,638,976
    5.000%, 07/01/19...................................  13,430  15,798,112
Tredyffrin Easttown School District (GO) (ST AID
  WITHHLDG)
    5.000%, 02/15/15...................................   2,355   2,359,051

                                                         FACE
                                                        AMOUNT
                                                        (000)      VALUE+
                                                        ------- ------------
PENNSYLVANIA -- (Continued)
Tredyffrin Easttown School District (GO) (ST AID
  WITHHLDG) (ETM)
    5.000%, 02/15/15................................... $   180 $    180,266
University of Pittsburgh of the Commonwealth System of
  Higher Education (RB) Series B (GO OF UNIV)
    5.000%, 09/15/15...................................   1,850    1,905,500
                                                                ------------
TOTAL PENNSYLVANIA.....................................          115,448,937
                                                                ------------
RHODE ISLAND -- (0.4%)
Rholde Island State (GO) (AGM)
    5.000%, 02/15/15...................................   2,130    2,133,706
Rholde Island State (GO) (AGM) (ETM)
    5.000%, 02/15/15...................................   1,255    1,256,895
Rholde Island State (GO) Series A
    4.000%, 08/01/17...................................   2,065    2,235,693
Rholde Island State (GO) Series E (NATL-RE)
    5.000%, 11/01/15...................................   2,260    2,340,863
                                                                ------------
TOTAL RHODE ISLAND.....................................            7,967,157
                                                                ------------
SOUTH CAROLINA -- (3.5%)
Beaufort County School District (GO) Series D (SCSDE)
    5.000%, 03/01/17...................................   6,425    7,019,634
Charleston County School District Dev. Corp. (GO)
  Series A (SCSDE)
    5.000%, 02/01/19...................................   7,595    8,819,694
Clemson University (RB)
    2.000%, 05/01/16...................................   1,355    1,383,699
Florence County (GO) (ST AID WITHHLDG)
    4.000%, 06/01/19...................................  15,000   16,866,000
Richland County School District No. 2 (GO) Series C
  (SCSDE)
    5.000%, 02/01/16...................................   6,330    6,632,827
    5.000%, 02/01/19...................................   5,740    6,668,043
South Carolina State (GO) Series A
    4.000%, 06/01/15...................................   6,000    6,076,200
    5.000%, 06/01/20...................................   7,445    8,968,321
South Carolina State (GO) Series A (ST AID WITHHLDG)
    5.000%, 10/01/16...................................   7,415    7,984,620
York County School District No. 3 (GO) Series B (SCSDE)
    5.000%, 03/01/15...................................   4,770    4,788,460
                                                                ------------
TOTAL SOUTH CAROLINA...................................           75,207,498
                                                                ------------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------- -----------
SOUTH DAKOTA -- (0.1%)
Sioux Falls School District No. 49-5 (GO) Series B
    5.000%, 07/01/15................................... $ 1,500 $ 1,529,310
                                                                -----------
TENNESSEE -- (1.7%)
City of Chattanooga (GO) Series A
    4.000%, 09/01/18...................................   9,160  10,180,699
City of Kingsport (GO) Series B
    3.000%, 04/01/17...................................   2,005   2,093,461
City of Memphis (GO) (NATL-RE)
    5.250%, 10/01/18...................................   4,000   4,618,480
City of Memphis (GO) Series A
    5.000%, 04/01/17...................................   1,230   1,347,268
City of Memphis (GO) Series D
    5.000%, 07/01/19...................................   4,180   4,885,458
Metropolitan Government Nashville & Davidson County
  Health & Educational Facs Bd (RB) Series E
    4.000%, 10/01/17...................................   1,500   1,631,790
Shelby County (GO) Series A
    5.000%, 04/01/20...................................  10,000  12,000,400
                                                                -----------
TOTAL TENNESSEE........................................          36,757,556
                                                                -----------
TEXAS -- (11.7%)
Carrollton-Farmers Branch Independent School District
  (GO) (PSF-GTD)
    5.000%, 02/15/16...................................   6,570   6,897,317
City of Dallas (GO)
    5.000%, 02/15/15...................................  11,790  11,811,104
City of Dallas (GO) (ETM)
    5.000%, 02/15/15...................................      10      10,015
City of Dallas (GO) Series A
    5.000%, 02/15/16...................................   2,520   2,645,269
City of Dallas (GO) Series A (ETM)
    5.000%, 02/15/16...................................      10      10,490
City of Dallas (GO) Series C
    5.000%, 02/15/15...................................   2,430   2,434,350
City of Dallas (GO) Series C (ETM)
    5.000%, 02/15/15...................................      10      10,015
City of El Paso (GO)
    3.000%, 08/15/17...................................     500     529,185
City of Fort Worth Water & Sewer System (RB)
    5.000%, 02/15/18...................................  10,690  12,055,647
    5.000%, 02/15/19...................................     830     962,261
City of Frisco (GO) (NATL-RE FGIC)
    5.250%, 02/15/16...................................   1,175   1,236,429
City of Houston (GO) Series A
    4.000%, 03/01/16...................................   4,500   4,682,520
    5.000%, 03/01/16...................................  17,850  18,765,526

                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------- -----------
TEXAS -- (Continued)
    4.000%, 03/01/18................................... $ 2,000 $ 2,200,420
City of Houston (RN)
    5.000%, 06/30/15...................................  10,000  10,202,100
City of San Antonio (GO)
    5.000%, 02/01/20...................................   7,350   8,746,426
City of San Antonio Electric & Gas (RB)
    5.375%, 02/01/15...................................   5,975   5,975,000
City of San Antonio Electric & Gas (RB) Series A
    5.000%, 02/01/15...................................   3,025   3,025,000
    5.000%, 02/01/16...................................   2,875   3,012,540
City of San Antonio Electric & Gas (RB) Series D
    5.000%, 02/01/19...................................     700     812,875
Comal Independent School District (GO) Series A
  (PSF-GTD)
    5.000%, 02/01/18...................................   3,990   4,504,670
Dallas Area Rapid Transit (RB) Series A
    5.000%, 12/01/16...................................   8,000   8,660,800
Dallas Independent School District (GO) (PSF-GTD)
    5.250%, 02/15/18...................................   2,000   2,275,640
Denton County (GO) Series A
    5.000%, 07/15/15...................................   3,960   4,046,724
El Paso County (GO) (NATL-RE)
    5.000%, 02/15/16...................................   2,490   2,605,038
Fort Bend Independent School District (GO) (PSF-GTD)
    5.000%, 08/15/15...................................   3,000   3,077,940
Houston Independent School District (GO) Series A-1
    5.000%, 02/15/15...................................   4,000   4,007,120
Mesquite Independent School District (GO) Series B
  (PSF-GTD)
    5.000%, 08/15/17...................................   1,000   1,110,600
North Texas Municipal Water District (RB)
    5.000%, 06/01/16...................................   2,130   2,262,273
Northwest Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/15...................................   1,000   1,001,760
Nueces County (GO)
    2.000%, 02/15/15...................................   2,375   2,376,639
Permanent University Fund (RB)
    5.000%, 07/01/18...................................  12,585  14,381,509
Plano Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/17...................................     900     982,296
San Jacinto College District (GO)
    5.000%, 02/15/17...................................   5,000   5,432,700

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT
                                                        (000)      VALUE+
                                                        ------- ------------
TEXAS -- (Continued)
Texas Public Finance Authority (RB) Series A
    5.000%, 07/01/15................................... $10,000 $ 10,198,300
    5.000%, 01/01/16...................................   3,345    3,492,515
Texas State (GO)
    5.000%, 10/01/16...................................   5,000    5,401,500
    5.000%, 04/01/17...................................  15,000   16,464,150
    5.000%, 04/01/19...................................   4,350    5,078,234
Texas State (GO) Series A
    2.000%, 10/01/15...................................  14,330   14,508,122
Texas State (GO) Series B
    5.000%, 10/01/16...................................  10,070   10,838,341
Texas Tech University (RB) Series 12
    5.000%, 02/15/16...................................   2,095    2,198,912
Texas Tech University (RB) Series A
    5.000%, 08/15/19...................................   3,025    3,552,318
Texas Transportation Commission State Highway Fund
  (RB) Series A
    5.000%, 04/01/18...................................   5,000    5,670,400
    5.000%, 04/01/19...................................   5,110    5,965,465
Travis County (GO)
    4.000%, 03/01/15...................................   5,365    5,381,578
University of Texas System (The) (RB) Series C
    5.000%, 08/15/19...................................   7,975    9,407,788
University of Texas System (The) (RB) Series F
    5.000%, 08/15/15...................................   2,405    2,467,482
                                                                ------------
TOTAL TEXAS............................................          253,375,303
                                                                ------------
UTAH -- (1.6%)
Alpine School District (GO) (SCH BD GTY)
    3.000%, 03/15/16...................................   2,770    2,855,316
    4.500%, 03/15/17...................................   4,000    4,333,360
Jordan School District (GO) (SCH BD GTY)
    5.000%, 06/15/19...................................  16,420   19,248,181
Utah State (GO) Series C
    4.500%, 07/01/19...................................   6,675    7,723,776
                                                                ------------
TOTAL UTAH.............................................           34,160,633
                                                                ------------
VERMONT -- (--%)
Vermont State (GO) Series F
    5.000%, 08/15/17...................................     625      695,131
                                                                ------------
VIRGINIA -- (7.0%)
City of Norfolk (GO) Series A
    4.000%, 03/01/16...................................   2,000    2,080,900

                                                         FACE
                                                        AMOUNT
                                                        (000)      VALUE+
                                                        ------- ------------
VIRGINIA -- (Continued)
City of Norfolk (GO) Series C (ST AID WITHHLDG)
    5.000%, 10/01/19................................... $ 2,500 $  2,950,250
City of Richmond (GO) Series A (AGM)
    5.000%, 07/15/15...................................   5,040    5,149,922
City of Richmond (GO) Series C (ST AID WITHHLDG)
    5.000%, 07/15/15...................................   5,325    5,441,138
City of Virginia Beach (GO) Series A
    4.000%, 08/01/17...................................     145      156,986
Commonwealth of Virginia (GO) Series B
    5.000%, 06/01/17...................................  10,460   11,544,074
    5.000%, 06/01/19...................................  10,250   12,038,113
    5.000%, 06/01/19...................................   5,705    6,700,237
Fairfax County (GO) Series A (ST AID WITHHLDG)
    4.000%, 04/01/16...................................   3,065    3,198,205
    4.000%, 10/01/18...................................   5,380    6,005,640
    4.000%, 10/01/19...................................  12,300   13,969,233
    4.000%, 10/01/20...................................  15,530   17,957,028
Fairfax County (GO) Series B (ST AID WITHHLDG)
    5.000%, 10/01/18...................................  10,000   11,522,900
    4.000%, 04/01/19...................................   7,000    7,895,930
Henrico County (GO)
    5.000%, 07/15/19...................................   5,460    6,418,066
Virginia Public Building Authority (RB) Series A
    5.000%, 08/01/18...................................   8,370    9,565,655
Virginia Public School Authority (RB) (ST AID WITHHLDG)
    5.000%, 08/01/19...................................  15,580   18,250,724
Virginia Resources Authority (RB) Series B
    4.000%, 10/01/19...................................   4,875    5,531,858
Virginia State Public School Authority (RB) (ST AID
  WITHHLDG)
    5.000%, 07/15/19...................................   4,080    4,786,207
                                                                ------------
TOTAL VIRGINIA.........................................          151,163,066
                                                                ------------
WASHINGTON -- (4.6%)
Central Puget Sound Regional Transit Authority (RB)
  Series P-1
    5.000%, 02/01/18...................................   3,000    3,382,200
City of Seattle (GO)
    5.000%, 12/01/17...................................   4,050    4,531,424
City of Seattle (GO) Series B
    5.000%, 08/01/15...................................   7,385    7,562,462

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT
                                                        (000)         VALUE+
                                                      ----------- --------------
WASHINGTON -- (Continued)
City of Seattle Water System Revenue (RB)
     5.000%, 09/01/19................................ $     3,890 $    4,578,374
King County School District No. 405 Bellevue (GO)
  Series B (SCH BD GTY)
     5.000%, 12/01/16................................       4,080      4,416,233
King County School District No. 414 Lake
  Washington (GO) (SCH BD GTY)
     4.000%, 12/01/15................................       2,430      2,507,104
King County Sewer Revenue (RB)
     4.000%, 01/01/16................................       6,510      6,736,808
     5.000%, 01/01/18................................       4,670      5,249,967
Snohomish County Public Utility District No. 1 (RB)
     5.000%, 12/01/15................................       5,000      5,199,000
     5.000%, 12/01/18................................       2,390      2,745,919
     5.000%, 12/01/19................................       5,810      6,859,867
Washington State (GO)
     5.000%, 07/01/17................................       4,975      5,500,111
     5.000%, 07/01/20................................       3,650      4,380,511
Washington State (GO) Series 2010A
     5.000%, 08/01/18................................       4,500      5,151,195
Washington State (GO) Series A
     5.000%, 01/01/16................................       2,000      2,088,020
     5.000%, 08/01/18................................       2,735      3,130,782
Washington State (GO) Series D
     5.000%, 02/01/19................................       1,710      1,984,284
Washington State (GO) Series E
     5.000%, 02/01/19................................       4,080      4,734,432
Washington State (GO) Series R
     5.000%, 07/01/18................................       7,065      8,065,828
Washington State (GO) Series R-2010A
     5.000%, 01/01/17................................       1,215      1,319,927
Washington State (GO) Series R-2011C
     4.000%, 07/01/15................................       4,000      4,063,520
Washington State (GO) Series R-2015
     5.000%, 07/01/18................................       4,160      4,749,306
                                                                  --------------
TOTAL WASHINGTON.....................................                 98,937,274
                                                                  --------------
WISCONSIN -- (3.4%)
City of Milwaukee (GO) Series N2
     5.000%, 04/01/17................................       5,000      5,468,750
     5.000%, 05/01/19................................      10,010     11,682,271
     5.000%, 04/01/20................................       4,715      5,624,146
State of Wisconsin (GO) Series 1 (AMBAC)
     5.000%, 05/01/19................................       3,000      3,512,100

                                                         FACE
                                                        AMOUNT
                                                        (000)         VALUE+
                                                      ----------- --------------
WISCONSIN -- (Continued)
Wisconsin State (GO) Series 1 (AMBAC)
     5.000%, 05/01/15................................ $     6,510 $    6,587,078
     5.000%, 05/01/16................................      14,075     14,894,165
     5.000%, 05/01/17................................       9,000      9,895,230
Wisconsin State (GO) Series 2
     5.000%, 11/01/19................................       4,000      4,745,240
Wisconsin State (GO) Series A
     4.000%, 05/01/16................................       5,090      5,323,224
     5.000%, 05/01/16................................       4,780      5,058,196
                                                                  --------------
TOTAL WISCONSIN......................................                 72,790,400
                                                                  --------------
TOTAL MUNICIPAL BONDS................................              2,150,736,068
                                                                  --------------

                                                        SHARES
                                                      -----------
TEMPORARY CASH INVESTMENTS -- (0.6%)
     JPMorgan Tax Free Money Market Fund, 0.010%.....  12,071,069     12,071,069
                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,141,260,617)^^............................             $2,162,807,137
                                                                  ==============

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Municipal Bonds..............          -- $2,150,736,068   --    $2,150,736,068
Temporary Cash Investments... $12,071,069             --   --        12,071,069
                              ----------- --------------   --    --------------
TOTAL........................ $12,071,069 $2,150,736,068   --    $2,162,807,137
                              =========== ==============   ==    ==============

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
MUNICIPAL BONDS -- (98.5%)

ALASKA -- (1.5%)
Borough of North Slope (GO) Series A
     4.000%, 06/30/18.................................... $  400 $   441,776
City of Anchorage (GO) Series B
     5.000%, 09/01/21....................................  3,845   4,730,542
     5.000%, 09/01/23....................................    200     253,366
City of Anchorage (GO) Series C
     5.000%, 09/01/24....................................  2,765   3,520,453
                                                                 -----------
TOTAL ALASKA.............................................          8,946,137
                                                                 -----------
ARIZONA -- (1.3%)
City of Phoenix (GO) Series A
     5.000%, 07/01/15....................................    400     407,984
City of Scottsdale (GO)
     5.000%, 07/01/15....................................    500     510,000
Maricopa County Community College District (GO)
     4.000%, 07/01/18....................................  4,000   4,425,240
Maricopa County High School District No. 210-Phoenix
  (GO)
     3.000%, 07/01/23....................................  1,810   2,001,100
Pima County (GO)
     3.000%, 07/01/16....................................    450     466,542
                                                                 -----------
TOTAL ARIZONA............................................          7,810,866
                                                                 -----------
ARKANSAS -- (0.5%)
Arkansas State (GO)
     5.000%, 04/01/18....................................  2,500   2,837,725
Springdale School District No. 50 (GO) Series A (ST
  AID WITHHLDG)
     4.000%, 06/01/16....................................    400     419,664
                                                                 -----------
TOTAL ARKANSAS...........................................          3,257,389
                                                                 -----------
CALIFORNIA -- (--%)
Los Angeles Unified School District (GO) Series KRY
     5.000%, 07/01/15....................................    250     254,978
                                                                 -----------
COLORADO -- (1.6%)
Adams & Arapahoe Joint School District 28J (GO) (ST
  AID WITHHLDG)
     5.000%, 12/01/21....................................    425     525,495
Arapahoe County School District No. 5 (GO) (ST AID
  WITHHLDG)
     3.000%, 12/15/16....................................    750     785,887
     5.000%, 12/15/19....................................  3,115   3,705,074
Boulder County (RB)
     5.000%, 07/15/18....................................    540     614,785

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
COLORADO -- (Continued)
City & County of Denver (GO) Series A
     5.000%, 08/01/19.................................... $2,085 $ 2,460,488
Denver City & County School District No. 1 (GO) Series
  C (ST AID WITHHLDG)
     3.000%, 12/01/23....................................  1,540   1,688,826
                                                                 -----------
TOTAL COLORADO...........................................          9,780,555
                                                                 -----------
CONNECTICUT -- (3.1%)
City of Middletown (GO)
     4.000%, 04/01/22....................................  1,350   1,561,370
Connecticut State (GO) Series A
     5.000%, 10/15/17....................................  2,500   2,784,575
     5.000%, 10/15/19....................................    600     706,524
Connecticut State (GO) Series B (AMBAC)
     5.250%, 06/01/18....................................  6,800   7,781,172
Connecticut State (GO) Series E
     5.000%, 08/15/19....................................  2,775   3,254,686
Connecticut State Special Tax Revenue (ST) Revenue
  Series A (AMBAC)
     4.000%, 08/01/16....................................    300     316,278
Town of Trumbull (GO) Series A
     3.000%, 09/01/15....................................  1,630   1,656,879
     3.000%, 09/01/16....................................    450     468,711
                                                                 -----------
TOTAL CONNECTICUT........................................         18,530,195
                                                                 -----------
DELAWARE -- (1.9%)
Delaware State (GO) Series 2009C
     5.000%, 10/01/17....................................  3,080   3,438,574
Delaware State (GO) Series A
     5.000%, 08/01/23....................................  2,225   2,841,681
Delaware State (GO) Series B
     5.000%, 07/01/18....................................  4,395   5,028,759
                                                                 -----------
TOTAL DELAWARE...........................................         11,309,014
                                                                 -----------
FLORIDA -- (3.6%)
Board of Governors State University System of Florida
  (RB) Series A
     3.000%, 07/01/24....................................  2,580   2,768,134
City of Jacksonville (RB)
     5.000%, 10/01/18....................................    315     359,538
City of Tallahassee Energy System (RB)
     5.000%, 10/01/20....................................    250     300,450
Florida State (GO) Series A
     5.000%, 06/01/17....................................    150     165,362
     5.000%, 06/01/18....................................  5,000   5,692,950
     5.000%, 06/01/19....................................  1,860   2,179,306
     5.000%, 06/01/20....................................  4,000   4,802,320

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT
                                                        (000)    VALUE+
                                                        ------ -----------
FLORIDA -- (Continued)
Florida State (GO) Series B
    5.000%, 06/01/17................................... $  300 $   330,723
    5.000%, 06/01/20...................................    800     960,464
    5.000%, 06/01/23...................................    350     438,991
Florida State (GO) Series D
    5.000%, 06/01/22...................................  1,000   1,250,570
Pasco County Water & Sewer (RB) Series A
    4.000%, 10/01/17...................................    320     347,763
Tampa Bay Water Supply (RB)
    5.000%, 10/01/19...................................    450     532,849
Tampa Bay Water Supply (RB) Series A
    5.000%, 10/01/16...................................  1,000   1,076,640
                                                               -----------
TOTAL FLORIDA..........................................         21,206,060
                                                               -----------
GEORGIA -- (1.2%)
DeKalb County Water & Sewerage Revenue (RB) Series B
    5.250%, 10/01/24...................................  2,830   3,636,946
Georgia State Road & Tollway Authority (RB) Series A
    5.000%, 06/01/16...................................  1,200   1,272,036
Gordon County School District (GO) (ST AID WITHHLDG)
    3.000%, 09/01/17...................................    250     262,090
Gwinnett County Water & Sewerage Authority (RB) (CNTY
  GTD)
    3.000%, 08/01/17...................................  1,675   1,771,698
                                                               -----------
TOTAL GEORGIA..........................................          6,942,770
                                                               -----------
HAWAII -- (1.6%)
City & County of Honolulu (GO) Series B
    5.000%, 08/01/20...................................  1,470   1,771,218
City & County of Honolulu (GO) Series B (AGM)
    5.250%, 07/01/17...................................    545     605,321
City & County of Honolulu (GO) Series C
    2.000%, 11/01/16...................................  1,230   1,264,342
Hawaii State (GO) Series DO
    5.000%, 08/01/16...................................    100     106,959
Hawaii State (GO) Series EA
    5.000%, 12/01/21...................................    850   1,047,880
Hawaii State (GO) Series EF
    5.000%, 11/01/22...................................  2,240   2,794,265
Maui County (GO)
    5.000%, 06/01/18...................................  1,750   1,990,677
                                                               -----------
TOTAL HAWAII...........................................          9,580,662
                                                               -----------

                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------- -----------
ILLINOIS -- (0.2%)
Chicago Park District (GO) Series 2008E
    5.000%, 11/15/18................................... $   250 $   284,905
University of Illinois (RB) Series A
    5.000%, 04/01/20...................................     500     592,000
                                                                -----------
TOTAL ILLINOIS.........................................             876,905
                                                                -----------
IOWA -- (0.2%)
City of Ankeny (GO) Series D
    4.000%, 06/01/18...................................     700     759,871
State of Iowa (RB) Series A
    5.000%, 06/01/18...................................     275     311,462
                                                                -----------
TOTAL IOWA.............................................           1,071,333
                                                                -----------
KANSAS -- (1.9%)
City of Lenexa (GO) Series A
    5.000%, 09/01/21...................................     525     645,540
City of Topeka (GO) Series A
    4.000%, 08/15/15...................................     450     459,184
Johnson County (GO) Series B
    3.000%, 09/01/22...................................   2,260   2,461,253
Johnson County Unified School District No. 232 (GO)
  Series A
    5.000%, 09/01/17...................................     400     443,708
Kansas State Department of Transportation (RB) Series A
    5.000%, 09/01/17...................................   4,075   4,533,560
Sedgwick County (GO) Series B
    3.000%, 08/01/17...................................     500     528,740
Sedgwick County Unified School District No. 260 (GO)
    5.000%, 10/01/21...................................   1,325   1,601,912
Wyandotte County Unified Government (GO) Series A
    3.000%, 08/01/18...................................     580     617,439
                                                                -----------
TOTAL KANSAS...........................................          11,291,336
                                                                -----------
LOUISIANA -- (3.4%)
Bossier Parish School Board (GO)
    4.000%, 03/01/17...................................   1,020   1,085,943
Lafayette Consolidated Government (RB) Series ST-A
    4.000%, 03/01/17...................................   1,330   1,420,254
Louisiana State (GO) Series A
    5.000%, 02/01/24...................................   2,000   2,521,540
Louisiana State (GO) Series C
    5.000%, 07/15/22...................................  11,990  14,888,702

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT
                                                        (000)    VALUE+
                                                        ------ -----------
LOUISIANA -- (Continued)
Saint Tammany Parish Wide School District No.12 (GO)
  (ASSURED GTY)
    5.000%, 03/01/16................................... $  575 $   604,239
                                                               -----------
TOTAL LOUISIANA........................................         20,520,678
                                                               -----------
MARYLAND -- (8.1%)
Anne Arundel County (GO)
    5.000%, 04/01/22...................................  2,475   3,070,312
Baltimore County (GO) Series B
    5.000%, 08/01/24...................................  5,800   7,453,580
Baltimore County (GO) Series C
    4.000%, 09/01/18...................................  2,410   2,682,161
Carroll County (GO)
    4.000%, 11/01/18...................................  2,890   3,229,055
Charles County (GO)
    5.000%, 03/01/19...................................  2,000   2,332,600
City of Baltimore (GO) Series B
    5.000%, 10/15/22...................................  8,060   9,997,463
Howard County (GO) Series A
    5.000%, 02/15/18...................................  2,000   2,261,300
Maryland State (GO)
    5.000%, 03/01/19...................................  4,680   5,460,343
Maryland State (GO) Series A
    5.000%, 03/01/16...................................  1,000   1,051,740
Maryland State (GO) Series B
    5.000%, 08/01/19...................................  2,500   2,950,225
Prince George's County (GO) Series B
    5.000%, 09/15/18...................................  2,000   2,299,380
    4.000%, 03/01/22...................................  2,480   2,907,403
Town of Ocean City (GO)
    3.000%, 10/01/18...................................    825     874,335
University System of Maryland (RB) Series D
    3.000%, 04/01/15...................................    135     135,639
Washington Suburban Sanitary Commission (GO) Series A
    4.000%, 06/01/18...................................  1,550   1,714,563
                                                               -----------
TOTAL MARYLAND.........................................         48,420,099
                                                               -----------
MASSACHUSETTS -- (5.5%)
City of Boston (GO) Series B
    4.000%, 01/01/23...................................  1,795   2,118,190
City of Woburn (GO)
    4.000%, 09/01/22...................................    350     404,296
Commonwealth of Massachusetts (GO) Series B
    5.000%, 08/01/18...................................  2,500   2,864,575
Commonwealth of Massachusetts (GO) Series B (AGM)
    5.250%, 09/01/24...................................  3,700   4,810,518

                                                         FACE
                                                        AMOUNT
                                                        (000)    VALUE+
                                                        ------ -----------
MASSACHUSETTS -- (Continued)
Commonwealth of Massachusetts (GO) Series C
    5.000%, 08/01/20................................... $2,500 $ 3,013,750
Commonwealth of Massachusetts (GO) Series C (AMBAC)
    5.500%, 12/01/23...................................  3,500   4,575,515
Massachusetts Bay Transportation Authority (RB) Series
  B (NATL-RE)
    5.500%, 07/01/24...................................  3,020   3,973,897
Massachusetts Water Resources Authority (RB) Series A
    5.000%, 08/01/22...................................  3,000   3,736,590
Massachusetts Water Resources Authority (RB) Series J
  (AGM GO OF AUTH)
    5.250%, 08/01/18...................................  2,000   2,310,340
Town of Auburn (GO)
    2.000%, 03/15/19...................................    750     782,932
Town of Lynnfield (GO)
    4.000%, 07/01/16...................................  1,290   1,357,209
Town of Nantucket (GO)
    3.000%, 10/01/22...................................  1,115   1,225,385
Town of Reading (GO)
    5.000%, 02/01/18...................................  1,065   1,197,976
Town of Westwood (GO)
    3.000%, 06/01/16...................................    600     621,810
                                                               -----------
TOTAL MASSACHUSETTS....................................         32,992,983
                                                               -----------
MICHIGAN -- (2.6%)
Kentwood Public Schools (GO)
    4.000%, 05/01/22...................................    500     573,265
Michigan Finance Authority (RB) Series A
    5.000%, 07/01/16...................................  2,500   2,665,000
Michigan State (GO)
    5.000%, 11/01/19...................................  4,400   5,199,568
Michigan State Trunk Line Revenue (RB)
    5.000%, 11/15/18...................................  5,000   5,762,250
University of Michigan (RB) Series A
    4.000%, 04/01/23...................................  1,000   1,175,330
                                                               -----------
TOTAL MICHIGAN.........................................         15,375,413
                                                               -----------
MINNESOTA -- (3.7%)
City of Edina (GO) Series B
    3.000%, 02/01/19...................................    305     331,184
Lakeville Minnesota Independent School District
  No. 194 (GO) Series D (SD CRED PROG)
    5.000%, 02/01/22...................................  4,000   4,925,960

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
MINNESOTA -- (Continued)
Minnesota Public Facilities Authority (RB) Series A
     5.000%, 03/01/18.................................... $  620 $   700,960
Minnesota State (GO)
     5.000%, 10/01/21....................................  4,660   5,766,330
Minnesota State (GO) Series D
     5.000%, 08/01/17....................................  2,700   2,999,052
     5.000%, 08/01/18....................................    485     556,814
Minnesota State (GO) Series E
     2.000%, 08/01/19....................................  1,810   1,898,274
Rochester Independent School District No. 535 (GO)
Series A (SD CRED PROG)
     3.000%, 02/01/22....................................  1,240   1,356,114
State Paul Public Library Agency (GO) Series C
     5.000%, 03/01/20....................................    250     299,362
Stillwater Independent School District No. 834 (GO)
Series A (SD CRED PROG)
     3.000%, 02/01/16....................................  1,200   1,232,904
University of Minnesota (RB) Series A (GO OF UNIV)
     5.000%, 12/01/17....................................  1,760   1,972,362
                                                                 -----------
TOTAL MINNESOTA..........................................         22,039,316
                                                                 -----------
MISSISSIPPI -- (0.6%)
Mississippi State (GO) Series F
     5.000%, 11/01/21....................................  2,750   3,386,707
                                                                 -----------
MISSOURI -- (0.8%)
City of Kansas City (GO) Series A
     4.000%, 02/01/22....................................  1,150   1,332,700
City of Liberty (GO)
     4.000%, 03/01/16....................................    385     400,658
Missouri State (GO) Series A
     4.000%, 10/01/17....................................  3,000   3,266,910
                                                                 -----------
TOTAL MISSOURI...........................................          5,000,268
                                                                 -----------
NEBRASKA -- (0.6%)
Omaha Public Power District (RB) Series B
     5.000%, 02/01/18....................................  2,965   3,346,507
                                                                 -----------
NEVADA -- (0.6%)
City of Henderson NV (GO)
     5.000%, 06/01/21....................................    490     597,736
Clark County (RB) (AMBAC)
     5.000%, 07/01/16....................................    400     425,636
Clark County School District (GO) Series A
     5.000%, 06/15/19....................................  1,500   1,747,170

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
NEVADA -- (Continued)
Clark County School District (GO) Series A (NATL-RE
  FGIC)
     4.500%, 06/15/17.................................... $  400 $  434,684
Nevada State (GO) Series D
     5.000%, 06/01/17....................................    425    468,108
                                                                 ----------
TOTAL NEVADA.............................................         3,673,334
                                                                 ----------
NEW HAMPSHIRE -- (0.4%)
City of Dover (GO)
     3.000%, 06/15/19....................................    600    642,336
City of Nashua (GO)
     5.000%, 03/15/17....................................    330    360,013
City of Portsmouth (GO)
     4.000%, 09/15/16....................................  1,395  1,475,938
                                                                 ----------
TOTAL NEW HAMPSHIRE......................................         2,478,287
                                                                 ----------
NEW JERSEY -- (1.2%)
Essex County (GO) Series A
     5.000%, 08/01/20....................................  1,000  1,204,320
Livingston Township (GO)
     3.000%, 01/15/21....................................    350    373,993
New Milford School District (GO) (SCH BD RES FD)
     4.000%, 08/15/16....................................    440    464,147
Princeton Regional School District (GO) (ST AID
WITHHLDG)
     1.750%, 02/01/22....................................  1,095  1,095,000
South Orange & Maplewood School District (GO) (SCH BD
RES FD)
     3.000%, 03/01/22....................................    350    372,981
Township of North Brunswick (GO)
     2.000%, 08/01/18....................................  1,075  1,093,952
Union County (GO) Series B
     3.000%, 03/01/22....................................  2,360  2,580,164
                                                                 ----------
TOTAL NEW JERSEY.........................................         7,184,557
                                                                 ----------
NEW MEXICO -- (0.8%)
Farmington Municipal School District No. 5 (GO) (ST
AID WITHHLDG)
     4.000%, 09/01/20....................................    945  1,062,274
Las Cruces School District No. 2 (GO) Series A (ST AID
WITHHLDG)
     4.000%, 08/01/19....................................  1,000  1,106,360
     4.000%, 08/01/20....................................    125    140,293
New Mexico State Severance Tax Permanent Fund (RB)
Series A
     5.000%, 07/01/19....................................  2,000  2,347,920
                                                                 ----------
TOTAL NEW MEXICO.........................................         4,656,847
                                                                 ----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
NEW YORK -- (3.6%)
Albany County (GO) Series B
     4.000%, 11/01/18.................................... $2,470 $ 2,751,086
City of New York (GO) Series 1
     5.000%, 08/01/17....................................  1,000   1,107,600
City of New York (GO) Series B
     5.000%, 08/01/19....................................    600     703,428
     5.000%, 08/01/22....................................    600     737,304
City of New York (GO) Series C
     5.250%, 08/01/18....................................    430     494,474
City of New York (GO) Series E
     5.000%, 08/01/23....................................  6,000   7,473,540
City of New York (GO) Series F
     3.000%, 08/01/15....................................    150     152,130
City of New York (GO) Series G
     5.000%, 08/01/19....................................  3,500   4,103,330
Malverne Union Free School District (GO) (ST AID WITHHLDG)
     2.125%, 08/01/17....................................    605     624,433
New York State Dormitory Authority (RB) Series C
     5.000%, 03/15/19....................................    825     960,572
New York State Urban Development Corp. (RB)
     5.000%, 12/15/18....................................  2,225   2,577,062
                                                                 -----------
TOTAL NEW YORK...........................................         21,684,959
                                                                 -----------
NORTH CAROLINA -- (2.3%)
City of High Point (GO)
     5.000%, 03/01/18....................................    700     785,939
Lincoln County (GO) Series A
     2.000%, 06/01/17....................................    500     512,625
North Carolina State (GO) Series D
     4.000%, 06/01/23....................................  6,550   7,793,059
Onslow County (GO)
     5.000%, 04/01/17....................................    600     656,118
Wake County (GO) Series C
     5.000%, 03/01/24....................................  3,000   3,835,050
                                                                 -----------
TOTAL NORTH CAROLINA.....................................         13,582,791
                                                                 -----------
NORTH DAKOTA -- (0.1%)
North Dakota State Board of Higher Education (RB) Series A
     2.000%, 04/01/16....................................    300     305,823
                                                                 -----------
OHIO -- (2.2%)
City of Columbus (GO) Series 1
     5.000%, 07/01/22....................................  4,100   5,109,051
Oakwood City School District (GO)
     2.000%, 12/01/17....................................    280     287,067
Ohio State (GO) Series A
     5.000%, 09/01/19....................................    550     648,951
     5.000%, 05/01/20....................................  1,555   1,863,916

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
OHIO -- (Continued)
     3.000%, 02/01/22.................................... $  500 $   547,515
     5.000%, 09/15/22....................................    500     623,425
Ohio State (GO) Series B
     5.000%, 08/01/17....................................    400     443,884
     5.000%, 08/01/19....................................    200     235,534
Ohio State (GO) Series C
     5.000%, 09/15/21....................................  1,000   1,231,610
Ohio State (RB) Series 1-GARVEE
     5.000%, 12/15/17....................................  1,250   1,402,512
Ohio State (RB) Series 2008-1
     5.500%, 06/15/15....................................    500     509,800
                                                                 -----------
TOTAL OHIO...............................................         12,903,265
                                                                 -----------
OKLAHOMA -- (0.8%)
City of Tulsa (GO)
     5.000%, 12/01/17....................................    400     448,504
     4.000%, 03/01/18....................................  1,500   1,648,875
Cleveland County Independent School District No. 29 (GO)
     1.500%, 03/01/16....................................  1,250   1,266,625
Tulsa County Independent School District No. 1 (GO)
     2.000%, 09/01/15....................................  1,090   1,101,270
Tulsa County Independent School District No. 3 (GO)
     2.000%, 04/01/16....................................    425     433,547
                                                                 -----------
TOTAL OKLAHOMA...........................................          4,898,821
                                                                 -----------
OREGON -- (1.1%)
City of Portland (GO)
     4.000%, 06/01/20....................................    935   1,046,050
Deschutes County (GO)
     3.000%, 12/01/15....................................    225     230,247
Deschutes County Administrative School District No. 1
(GO) (NATL-RE FGIC)
     5.000%, 06/15/16....................................    200     212,076
Lane County School District No. 4J Eugene (GO)
Series A (SCH BD GTY)
     5.000%, 06/15/23....................................  3,355   4,244,612
Oregon State (GO) Series A
     5.000%, 05/01/21....................................    200     244,894
Washington County School District No. 1 (GO) (NATL-RE FGIC)
     5.250%, 06/15/17....................................    400     442,592
                                                                 -----------
TOTAL OREGON.............................................          6,420,471
                                                                 -----------
PENNSYLVANIA -- (4.2%)
Commonwealth of Pennsylvania (GO)
     5.000%, 07/01/18....................................  1,500   1,706,505

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
PENNSYLVANIA -- (Continued)
Commonwealth of Pennsylvania (GO) Series 1
     5.000%, 04/01/22.................................... $11,260 $13,796,765
Commonwealth of Pennsylvania (GO) Series REF
     5.000%, 07/01/17....................................   1,035   1,141,885
Marple Newtown School District (GO) (AGM ST AID WITHHLDG)
     4.000%, 06/01/16....................................     375     392,921
Monroe County (GO)
     4.000%, 12/15/18....................................     400     439,612
Montgomery County (GO)
     5.000%, 05/01/23....................................   5,255   6,574,058
West View Municipal Authority Water Revenue (RB)
     4.000%, 11/15/20....................................   1,100   1,253,670
                                                                  -----------
TOTAL PENNSYLVANIA.......................................          25,305,416
                                                                  -----------
RHODE ISLAND -- (0.5%)
Rholde Island State (GO) Series A
     5.000%, 08/01/22....................................   1,605   1,974,824
Rholde Island State (GO) Series D
     5.000%, 08/01/22....................................     685     842,838
                                                                  -----------
TOTAL RHODE ISLAND.......................................           2,817,662
                                                                  -----------
SOUTH CAROLINA -- (4.2%)
Beaufort County (GO) Series C (ST AID WITHHLDG)
     5.000%, 03/01/22....................................   3,485   4,298,190
Berkeley County School District (GO) Series B (SCSDE)
     5.000%, 03/01/22....................................   4,120   5,072,050
Charleston County (GO) Series A
     5.000%, 11/01/22....................................   4,780   5,998,374
Charleston County School District Dev. Corp. (GO)
Series A (SCSDE)
     5.000%, 02/01/21....................................   2,020   2,458,582
Clemson University (RB)
     3.000%, 05/01/21....................................     350     380,947
South Carolina State (GO) Series A (ST AID WITHHLDG)
     5.000%, 10/01/23....................................   5,500   7,026,690
                                                                  -----------
TOTAL SOUTH CAROLINA.....................................          25,234,833
                                                                  -----------
TENNESSEE -- (5.0%)
City of Johnson City (GO)
     2.000%, 06/01/18....................................   1,000   1,031,950
     3.000%, 06/01/19....................................     875     944,256
City of Pigeon Forge (GO)
     4.000%, 06/01/21....................................     670     769,830

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
TENNESSEE -- (Continued)
Hamilton County (GO)
     3.000%, 03/01/22.................................... $4,550 $ 5,003,271
Metropolitan Government Nashville & Davidson County
Health & Educational Facs Bd (RB) Series E
     4.000%, 10/01/17....................................  2,000   2,175,720
Metropolitan Government of Nashville & Davidson County (GO)
     5.000%, 01/01/18....................................  2,700   3,036,150
Putnam County (GO)
     4.000%, 04/01/23....................................    975   1,140,282
Shelby County (GO) Series A
     5.000%, 04/01/20....................................  7,000   8,400,280
Sumner County (GO)
     5.000%, 06/01/21....................................    110     134,335
Tennessee State (GO) Series A
     4.000%, 09/01/18....................................  3,325   3,706,710
Williamson County (GO)
     4.000%, 03/01/18....................................  1,445   1,589,804
Williamson County (GO) Series A
     4.000%, 05/01/22....................................    300     351,729
Wilson County (GO) (NATL-RE)
     5.000%, 04/01/15....................................    450     453,528
Wilson County (GO) Series B
     4.000%, 04/01/20....................................  1,040   1,185,226
                                                                 -----------
TOTAL TENNESSEE..........................................         29,923,071
                                                                 -----------
TEXAS -- (11.6%)
Austin Independent School District (GO) (PSF-GTD)
     5.000%, 08/01/20....................................    350     421,306
City of Copperas Cove (GO)
     4.000%, 08/15/15....................................    750     765,390
City of Denton (GO)
     4.000%, 02/15/22....................................  2,510   2,901,836
City of Fort Worth Water & Sewer System (RB)
     5.000%, 02/15/19....................................    400     463,740
City of Houston (GO) Series A
     5.000%, 03/01/18....................................    750     847,935
     5.000%, 03/01/21....................................  3,100   3,751,744
     5.000%, 03/01/22....................................  5,890   7,300,066
City of Richardson (GO)
     4.250%, 02/15/18....................................    400     440,352
City of San Antonio (GO)
     5.000%, 02/01/20....................................  1,000   1,189,990
City of San Antonio Electric & Gas (RB) Series D
     5.000%, 02/01/19....................................    400     464,500

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
TEXAS -- (Continued)
City of Southlake (GO)
     3.000%, 02/15/23.................................... $1,510 $1,654,386
Fort Bend Independent School District (GO) (PSF-GTD)
     3.000%, 08/15/17....................................  1,500  1,591,830
Galveston County (GO)
     5.000%, 02/01/22....................................  1,000  1,208,610
Grayson County (GO)
     5.000%, 01/01/21....................................  1,990  2,371,204
Harris County (GO) Series A
     4.000%, 10/01/18....................................    880    978,287
Harris County Metropolitan Transit Authority (RB) Series B
     4.000%, 11/01/18....................................    400    445,048
Hays Consolidated Independent School District (GO)
(PSF-GTD)
     5.000%, 08/15/23....................................  1,355  1,706,216
Hidalgo County Drain District No. 1 (GO)
     5.000%, 09/01/22....................................  1,000  1,233,610
Houston Community College System (GO)
     5.000%, 02/15/17....................................  1,000  1,090,580
Humble Independent School District (GO) Series A (PSF-GTD)
     2.000%, 02/15/19....................................    100    104,264
La Porte Independent School District (GO)
     5.000%, 02/15/21....................................  1,700  2,029,936
Mansfield Independent School District (GO)
     5.000%, 02/15/20....................................  1,000  1,171,620
Mansfield Independent School District (GO) Series A
(PSF-GTD)
     5.000%, 02/15/22....................................    895  1,110,686
Mesquite Independent School District (GO) Series B
(PSF-GTD)
     5.000%, 08/15/17....................................  2,270  2,521,062
Northside Independent School District (GO) (PSF-GTD)
     5.000%, 02/15/23....................................  4,535  5,680,995
Pflugerville Independent School District (GO) (PSF-GTD)
     5.000%, 08/15/16....................................    350    374,934
Tarrant Regional Water District (RB)
     6.000%, 09/01/24....................................  3,450  4,668,540
Texas A&M University (RB) Series B
     5.000%, 05/15/21....................................  4,000  4,900,560
Texas A&M University Fund (RB)
     5.000%, 07/01/23....................................  3,500  4,429,530
Texas State (GO)
     5.000%, 04/01/19....................................  4,500  5,253,345

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
TEXAS -- (Continued)
Texas Transportation Commission State Highway Fund (RB)
     5.250%, 04/01/26.................................... $  300 $   396,363
Texas Transportation Commission State Highway Fund
(RB) Series A
     5.000%, 04/01/19....................................  5,000   5,837,050
                                                                 -----------
TOTAL TEXAS..............................................         69,305,515
                                                                 -----------
UTAH -- (1.2%)
Davis County (GO)
     4.000%, 02/01/18....................................    350     378,070
Jordan School District (GO) (SCH BD GTY)
     5.000%, 06/15/17....................................  1,070   1,180,863
North Davis County Sewer District (RB)
     3.000%, 03/01/21....................................  2,135   2,297,089
Utah State (GO) Series C
     5.000%, 07/01/19....................................  1,100   1,296,570
Washington County School District Board of
Education/St George (GO) (SCH BD GTY)
     5.000%, 03/01/18....................................  1,500   1,690,980
                                                                 -----------
TOTAL UTAH...............................................          6,843,572
                                                                 -----------
VERMONT -- (0.3%)
Vermont State (GO) Series C
     4.000%, 08/15/23....................................    225     268,096
Vermont State (GO) Series F
     5.000%, 08/15/17....................................  1,500   1,668,315
                                                                 -----------
TOTAL VERMONT............................................          1,936,411
                                                                 -----------
VIRGINIA -- (2.8%)
City of Newport News (GO) Series A
     2.000%, 07/15/18....................................    515     532,762
City of Norfolk (GO) Series C (ST AID WITHHLDG)
     5.000%, 10/01/19....................................  2,505   2,956,150
City of Richmond (GO) Series A (ST AID WITHHLDG)
     5.000%, 03/01/21....................................  1,370   1,666,948
Commonwealth of Virginia (GO) Series B
     4.000%, 06/01/23....................................  2,500   2,970,175
Loudoun County (GO) Series A (ST AID WITHHLDG)
     5.000%, 12/01/22....................................  4,000   5,023,200
Virginia Resources Authority (RB) Series B
     4.000%, 10/01/19....................................  2,000   2,269,480

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
VIRGINIA -- (Continued)
Virginia Resources Authority (RB) Series D
     5.000%, 11/01/20.................................... $  745 $   902,985
Virginia State Public School Authority (RB) Series D
  (ST AID WITHHLDG)......................................
     5.250%, 08/01/18....................................    500     572,925
                                                                 -----------
TOTAL VIRGINIA...........................................         16,894,625
                                                                 -----------

WASHINGTON -- (9.7%)
Benton County School District No. 400 Richland (GO)
  (SCH BD GTY)
     5.000%, 12/01/22....................................  4,705   5,822,437
Central Puget Sound Regional Transit Authority (RB)
  Series P-1.............................................
     5.000%, 02/01/18....................................    250     281,850
City of Seattle Municipal Light & Power (RB) Series A
     5.000%, 06/01/22....................................    310     382,574
City of Seattle Municipal Light & Power (RB) Series B
     5.000%, 02/01/16....................................    425     445,200
City of Seattle Water System Revenue (RB)
     5.000%, 09/01/22....................................  6,000   7,498,320
Clark County School District No. 119 Battleground (GO)
  (SCH BD GTY)
     4.000%, 12/01/21....................................  1,000   1,166,530
Clark County School District No.119 Battleground (GO)
  (SCH BD GTY)
     4.000%, 12/01/22....................................  2,630   3,084,017
King County (GO)
     5.000%, 01/01/21....................................    425     517,387
King County (GO) Series A
     5.000%, 07/01/20....................................  2,650   3,183,471
King County School District No. 210 (GO) (SCH BD GTY)
     2.000%, 12/01/18....................................  1,200   1,243,080
King County School District No. 412 (GO) (SCH BD GTY)
     4.000%, 12/01/21....................................  1,000   1,155,970
North Thurston Public Schools (GO) (SCH BD GTY)
     5.000%, 12/01/20....................................  2,880   3,477,686
Snohomish County Public Utility District No. 1 (RB)
     5.000%, 12/01/19....................................  1,655   1,954,059
Snohomish County School District No. 15 Edmonds (GO)
  (SCH BD GTY)
     5.000%, 12/01/20....................................  2,555   3,067,737

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
WASHINGTON -- (Continued)
Spokane County (GO)
     5.000%, 12/01/22.................................... $1,025 $ 1,272,671
Spokane County Wastewater System (RB) Series A
     5.000%, 12/01/15....................................    300     312,018
Thurston County School District No. 111 (GO) (SCH BD GTY)
     5.000%, 12/01/21....................................    425     520,221
University of Washington (RB) Series A
     5.000%, 07/01/22....................................  6,505   8,059,630
Washington State (GO)
     5.000%, 07/01/17....................................    300     331,665
Washington State (GO) Series 2010A
     5.000%, 08/01/18....................................    500     572,355
Washington State (GO) Series A
     5.000%, 08/01/23....................................    750     942,233
Washington State (GO) Series B-1
     5.000%, 08/01/21....................................  1,300   1,589,445
Washington State (GO) Series D
     5.000%, 02/01/19....................................    900   1,044,360
Washington State (GO) Series E
     5.000%, 02/01/19....................................  2,000   2,320,800
Washington State (GO) Series R
     5.000%, 07/01/23....................................  3,800   4,768,430
Washington State (GO) Series R-2012C
     4.000%, 07/01/21....................................  1,610   1,864,638
Washington State (GO) Series R-2015
     5.000%, 07/01/18....................................  1,000   1,141,660
                                                                 -----------
TOTAL WASHINGTON.........................................         58,020,444
                                                                 -----------
WISCONSIN -- (2.0%)
City of Milwaukee (GO) Series N1
     5.000%, 02/01/19....................................    950   1,099,539
City of Oshkosh (GO) Series B
     3.000%, 12/01/23....................................    445     484,592
Milwaukee County (GO) Series A
     5.000%, 10/01/16....................................    520     559,312
Milwaukee County Metropolitan Sewer District (GO) Series A
     5.500%, 10/01/15....................................    350     362,387
State of Wisconsin (GO) Series 1 (AMBAC)
     5.000%, 05/01/19....................................  2,150   2,517,005
Sun Prairie Area School District (GO)
     4.000%, 03/01/20....................................    570     632,894
Swallow School District (GO)
     2.000%, 04/01/16....................................    390     397,706

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)       VALUE+
                                                        ---------- ------------
WISCONSIN -- (Continued)
Wisconsin State (GO) Series 2
    5.000%, 11/01/20................................... $    4,600 $  5,566,966
                                                                   ------------
TOTAL WISCONSIN........................................              11,620,401
                                                                   ------------
TOTAL MUNICIPAL BONDS..................................             587,631,276
                                                                   ------------

                                                          SHARES
                                                        ----------
TEMPORARY CASH INVESTMENTS -- (1.5%)
    JPMorgan Tax Free Money Market Fund................  8,993,349    8,993,349
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $578,327,698)^^................................            $596,624,625
                                                                   ============

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                   ---------- ------------ ------- ------------
 Municipal Bonds..................         -- $587,631,276   --    $587,631,276
 Temporary Cash Investments....... $8,993,349           --   --       8,993,349
                                   ---------- ------------   --    ------------
 TOTAL............................ $8,993,349 $587,631,276   --    $596,624,625
                                   ========== ============   ==    ============

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT
                                                         (000)     VALUE+
                                                         ------- -----------
MUNICIPAL BONDS -- (94.1%)

CALIFORNIA -- (94.1%)
Alameda County Transportation Authority (RB)
     3.000%, 03/01/17................................... $ 4,500 $ 4,739,580
     5.000%, 03/01/20...................................   4,500   5,410,755
Atascadero Unified School District (GO) Series A (AGM)
     3.000%, 08/01/15...................................     315     319,410
Bay Area Toll Authority (RB)
     4.000%, 04/01/18...................................   4,180   4,622,578
     5.000%, 04/01/19...................................     775     907,858
(c)  5.000%, 04/01/34...................................
     (Pre-refunded @ $100, 4/1/18)......................   5,320   6,052,990
(c)  5.125%, 04/01/39...................................
     (Pre-refunded @ $100, 4/1/19)......................   1,440   1,695,499
Bay Area Toll Authority (RB) Series F
     5.000%, 04/01/15...................................     795     801,193
Berkeley Unified School District (GO)
     3.000%, 08/01/15...................................   1,000   1,014,000
Berryessa Union School District (GO) (AMBAC)
     5.375%, 08/01/18...................................     380     436,202
California Educational Facilities Authority (RB)
     5.000%, 10/01/16...................................     700     752,556
California Educational Facilities Authority (RB)
  Series A
     4.000%, 11/01/19...................................     850     945,659
California Health Facilities Financing Authority (RB)
(c)  6.500%, 10/01/38...................................
     (Pre-refunded @ $100, 10/1/18).....................  11,110  13,442,211
California Health Facilities Financing Authority (RB)
  Series C
(c)  6.500%, 10/01/33...................................
     (Pre-refunded @ $100, 10/1/18).....................   9,650  11,675,728
California State (GO)
     6.000%, 02/01/15...................................     950     950,000
     3.000%, 03/01/15...................................     500     501,190
     5.000%, 03/01/15...................................     500     501,995
     5.000%, 03/01/15...................................   3,900   3,915,561
     4.000%, 04/01/15...................................     700     704,529
     5.000%, 04/01/15...................................   1,000   1,008,110
     5.000%, 09/01/15...................................   1,000   1,028,340
     5.000%, 10/01/15...................................   1,000   1,032,440
     5.000%, 10/01/15...................................     500     516,220
     3.000%, 11/01/15...................................     500     510,860
     5.000%, 12/01/15...................................     700     728,399
     5.000%, 02/01/16...................................   1,275   1,335,601
     5.000%, 03/01/16...................................   1,245   1,309,977

                                                          FACE
                                                         AMOUNT
                                                         (000)     VALUE+
                                                         ------- -----------
CALIFORNIA -- (Continued)
    1.000%, 05/01/16.................................... $ 4,495 $ 4,540,130
    3.000%, 09/01/16....................................   1,500   1,563,825
    5.000%, 09/01/16....................................   2,350   2,523,806
    4.000%, 10/01/16....................................   1,175   1,246,652
    5.000%, 10/01/16....................................   2,795   3,011,640
    5.000%, 10/01/16....................................   2,090   2,251,996
    5.000%, 10/01/16....................................   1,025   1,104,448
    5.000%, 11/01/16....................................   3,410   3,685,698
    4.000%, 09/01/17....................................     425     461,754
    5.000%, 09/01/17....................................   3,600   4,003,164
    5.000%, 11/01/17....................................     800     894,640
    5.000%, 02/01/18....................................   5,220   5,888,369
    5.500%, 04/01/18....................................  10,945  12,579,417
    5.000%, 09/01/18....................................     250     286,933
    5.000%, 09/01/18....................................   4,500   5,164,785
    5.000%, 02/01/19....................................   5,840   6,784,211
    5.000%, 04/01/19....................................   4,750   5,543,060
    5.500%, 04/01/19....................................  10,495  12,460,923
    5.000%, 10/01/19....................................   4,915   5,810,021
    5.000%, 10/01/19....................................   1,500   1,773,150
    5.000%, 11/01/19....................................   2,640   3,126,446
    5.000%, 02/01/20....................................  12,870  15,329,071
    5.000%, 04/01/20....................................   3,705   4,429,661
    5.000%, 09/01/20....................................     700     844,284
    5.000%, 10/01/20....................................   3,410   4,118,837
    5.000%, 10/01/20....................................   1,610   1,944,671
    5.000%, 02/01/21....................................     650     789,451
    5.000%, 09/01/21....................................   6,200   7,610,376
    5.000%, 04/01/22....................................   1,800   2,224,674
    5.250%, 10/01/22....................................     500     631,860
California State (GO) (AMBAC)
    6.000%, 04/01/16....................................   1,265   1,350,299
    6.000%, 02/01/17....................................   1,000   1,109,290
California State (GO) (NATL-RE)
    4.125%, 06/01/15....................................     200     202,648
    5.000%, 06/01/15....................................     310     314,985
    4.000%, 09/01/15....................................     500     511,145
California State (GO) Series 2
    4.000%, 09/01/15....................................     750     766,943
California State (GO) Series A
    5.000%, 07/01/19....................................   4,755   5,616,035
California State Department of Transportation (RB)
  Series A (NATL-RE FGIC)
    5.000%, 02/01/15....................................   7,850   7,850,000
California State Department of Water Resources (RB)
  Series AR
    5.000%, 12/01/15....................................   5,045   5,248,364
California State Department of Water Resources (RB)
  Series AS
    5.000%, 12/01/22....................................   3,390   4,294,350

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT
                                                         (000)    VALUE+
                                                         ------ ----------
CALIFORNIA -- (Continued)
California State Department of Water Resources Power
  Supply Revenue (RB) Series L
     4.000%, 05/01/15................................... $2,790 $2,816,561
     5.000%, 05/01/15...................................  4,750  4,806,667
     5.000%, 05/01/16...................................  1,385  1,468,114
     5.000%, 05/01/17...................................  3,905  4,303,583
     5.000%, 05/01/18...................................  1,650  1,882,716
     5.000%, 05/01/20...................................  2,150  2,594,190
California State Department of Water Resources Power
  Supply Revenue (RB) Series M
     4.000%, 05/01/15...................................  4,600  4,643,792
     4.000%, 05/01/16...................................  2,650  2,776,166
     5.000%, 05/01/16...................................    600    636,006
     5.000%, 05/01/18...................................    500    570,520
     4.000%, 05/01/19...................................  1,515  1,718,131
California State Public Works Board (RB) Series B (NATL-RE
  FGIC)
     5.000%, 06/01/17...................................  1,275  1,408,391
California State University (RB) Series A
     5.000%, 11/01/15...................................  6,250  6,475,562
     5.000%, 11/01/16...................................  2,725  2,942,319
     5.000%, 11/01/17...................................  1,700  1,905,054
     5.000%, 11/01/18...................................    150    173,778
     5.000%, 11/01/19...................................  3,660  4,356,864
     5.000%, 11/01/19...................................  1,000  1,190,400
California State University (RB) Series A (AMBAC)
(c)  5.000%, 11/01/20
     (Pre-refunded @ $100, 5/1/15)......................  6,000  6,070,860
Chabot-Las Positas Community College District (GO)
     4.000%, 08/01/22...................................  3,050  3,564,870
Chino Valley Unified School District (GO) Series A
     4.000%, 08/01/17...................................    500    540,295
Chula Vista Elementary School District (GO)
     4.000%, 08/01/17...................................    500    540,945
City & County of San Francisco (GO)
     4.000%, 06/15/15...................................  2,000  2,028,360
     5.000%, 06/15/15...................................  2,210  2,249,382
     5.000%, 06/15/15...................................  6,000  6,106,920
     4.000%, 06/15/16...................................  3,685  3,872,493
     4.000%, 06/15/16...................................  1,145  1,203,258
     5.000%, 06/15/16...................................    515    548,212
     5.000%, 06/15/16...................................    705    750,465
City & County of San Francisco (GO) Series A
     5.000%, 06/15/15...................................    750    763,230

                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------- -----------
CALIFORNIA -- (Continued)
    5.000%, 06/15/15................................... $ 2,490 $ 2,533,924
    5.000%, 06/15/20...................................     750     904,110
City & County of San Francisco (GO) Series R1
    5.000%, 06/15/16...................................   4,565   4,860,036
    5.000%, 06/15/20...................................     865   1,042,740
    5.000%, 06/15/21...................................     250     307,518
City of Long Beach Harbor Revenue (RB) Series B
    5.000%, 05/15/19...................................     815     956,867
City of Long Beach Harbor Revenue (RB) Series C
    5.000%, 11/15/18...................................   2,035   2,354,291
City of Los Angeles (GO) Series A
    3.000%, 09/01/15...................................   3,000   3,049,470
    3.250%, 09/01/16...................................     500     522,755
    5.000%, 09/01/20...................................   9,000  10,876,680
City of Los Angeles (GO) Series B
    5.000%, 09/01/16...................................   4,500   4,828,365
City of Los Angeles (RB) Series A
    4.000%, 06/01/15...................................   2,000   2,024,420
City of Los Angeles Wastewater System Revenue (RB)
  Series A
    5.000%, 06/01/15...................................  10,000  10,158,800
City of San Francisco Public Utilities Commission Water
  Revenue (RB)
    5.000%, 11/01/15...................................   1,150   1,191,239
City of San Francisco Public Utilities Commission Water
  Revenue (RB) (ETM)
    5.000%, 11/01/15...................................     425     440,045
City of San Francisco Public Utilities Commission Water
  Revenue (RB) Series A
    3.000%, 10/01/15...................................     275     280,137
City of Saratoga (GO)
    3.000%, 08/01/16...................................     450     468,068
City of Tulare Sewer Revenue (RB) (AGM)
    3.000%, 11/15/19...................................     200     213,310
Colton Joint Unified School District (GO)
    5.000%, 08/01/16...................................   1,000   1,067,570
Colton Joint Unified School District (GO) (AGM)
    4.000%, 08/01/20...................................   1,000   1,136,400
Conejo Valley Unified School District (GO)
    4.000%, 08/01/18...................................     700     766,325
Contra Costa County Public Financing Authority (RB)
  Series B (NATL- RE)
    5.000%, 06/01/15...................................   1,700   1,726,265

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------- -----------
CALIFORNIA -- (Continued)
Contra Costa Water Authority (RB) Series SER-A
    1.000%, 10/01/15................................... $ 3,360 $ 3,379,219
Contra Costa Water District (RB) Series Q
    5.000%, 10/01/18...................................     705     816,242
    5.000%, 10/01/19...................................   1,345   1,602,110
Cupertino Union School District (GO) Series B
    4.000%, 08/01/15...................................   1,260   1,284,091
Davis Joint Unified School District Community
  Facilities District (ST) (AGM)
    3.000%, 08/15/16...................................     955     993,897
Desert Sands Unified School District (GO)
    4.000%, 08/01/18...................................   1,375   1,522,703
Dublin Unified School District (GO)
    5.000%, 02/01/19...................................  11,775  13,653,583
East Bay Regional Park District (GO) Series A
    4.000%, 09/01/21...................................     210     243,180
East Side Union High School District (GO)
    2.000%, 08/01/18...................................   1,215   1,268,533
    2.000%, 08/01/20...................................   1,055   1,104,891
El Rancho Unified School District (GO) (AGM)
    4.000%, 08/01/20...................................     780     882,866
Fairfield-Suisun Sewer District (RB) (ASSURED GTY)
    4.000%, 05/01/16...................................   1,625   1,699,864
Fairfield-Suisun Unified School District Financing
  Corp. (GO)
    2.500%, 08/01/16...................................     750     774,308
Folsom Cordova Unified School District School
  Facilities Improvement Dist No. 2 (GO)
    5.000%, 10/01/17...................................     845     941,710
Folsom Cordova Unified School District School
  Facilities Improvement District No. 4 (GO) Series A
  (NATL-RE)
    5.000%, 10/01/16...................................     550     590,821
Folsom Cordova Unified School District School
  Facilities Impt Dist No. 1 (GO)
    4.000%, 10/01/16...................................     985   1,041,854
Fontana Unified School District (GO)
    5.000%, 08/01/16...................................     955   1,021,010
    5.000%, 08/01/18...................................   3,140   3,599,068
    5.000%, 08/01/19...................................   1,285   1,514,552
    4.000%, 08/01/20...................................   3,620   4,182,150

                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------- -----------
CALIFORNIA -- (Continued)
Foothill-De Anza Community College District (GO)
    4.000%, 08/01/19................................... $   550 $   624,630
Fremont Unified School District/ Alameda County (GO)
    5.000%, 08/01/18...................................     750     856,575
Fremont Union High School District (GO) (NATL-RE FGIC)
    5.000%, 09/01/15...................................     925     950,937
Fresno Unified School District (GO) Series A
    4.000%, 08/01/16...................................   1,695   1,786,971
Fresno Unified School District (GO) Series A (AGM)
    4.000%, 08/01/17...................................   1,820   1,970,914
Glendale Unified School District (GO)
    4.000%, 09/01/15...................................   1,160   1,185,798
Grossmont Union High School District (GO)
    4.000%, 08/01/20...................................   2,420   2,783,242
Grossmont Union High School District (GO) (NATL-RE)
    5.000%, 08/01/15...................................   1,160   1,187,643
Hemet Unified School District (GO) Series A (AGM)
    5.625%, 08/01/15...................................     355     364,585
Huntington Beach Public Financing Authority (RB)
    3.000%, 09/01/16...................................     950     989,045
Los Altos Elementary School District (GO)
    5.000%, 08/01/19...................................     975   1,151,534
    4.000%, 08/01/21...................................   1,550   1,814,988
Los Angeles Community College District (GO) Series F-1
    3.000%, 08/01/15...................................     500     507,100
Los Angeles Convention & Exhibit Center Authority (RB)
  Series A
    5.000%, 08/15/17...................................   1,125   1,242,529
Los Angeles County Capital Asset Leasing Corp. (RB)
  Series A
    3.000%, 06/01/16...................................   3,870   4,000,225
Los Angeles County Metropolitan Transportation
  Authority (RB)
    5.000%, 07/01/18...................................   4,650   5,332,434
    5.000%, 07/01/19...................................   4,000   4,726,240
    5.000%, 07/01/20...................................   2,000   2,423,660
Los Angeles County Metropolitan Transportation
  Authority (RB) Series A
    4.000%, 07/01/15...................................  11,825  12,010,771

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT
                                                        (000)    VALUE+
                                                        ------ ----------
CALIFORNIA -- (Continued)
Los Angeles County Metropolitan Transportation
  Authority (RB) Series B
    4.000%, 07/01/15................................... $1,000 $1,015,880
Los Angeles County Metropolitan Transportation
  Authority (RB) Series C
    5.000%, 07/01/21...................................  1,400  1,722,336
Los Angeles County Sanitation Districts Financing
  Authority (RB) Series A (MUN GOVT GTD)
    5.000%, 10/01/16...................................  2,005  2,158,663
Los Angeles Department of Water & Power (RB) Series A
    5.000%, 07/01/16...................................  1,730  1,844,180
    4.000%, 07/01/17...................................    840    910,711
    5.000%, 07/01/18...................................  2,375  2,720,942
    5.000%, 07/01/19...................................  2,990  3,525,748
Los Angeles Municipal Improvement Corp. (RB) Series A
    4.000%, 11/01/16...................................  1,795  1,901,210
    5.000%, 03/01/17...................................  4,300  4,688,634
Los Angeles Municipal Improvement Corp. (RB) Series A
  (NATL-RE FGIC)
    4.000%, 01/01/16...................................    400    413,452
Los Angeles Municipal Improvement Corp. (RB) Series C
    3.000%, 03/01/16...................................    750    771,473
Los Angeles Unified School District (GO) (NATL-RE)
    5.750%, 07/01/15...................................  2,370  2,424,463
Los Angeles Unified School District (GO) Series A
    4.000%, 07/01/17...................................  5,500  5,964,365
Los Angeles Unified School District (GO) Series A-1
    4.000%, 07/01/16...................................  1,800  1,895,616
Los Angeles Unified School District (GO) Series A-1
  (FGIC)
    5.500%, 07/01/18...................................  2,745  3,189,992
Los Angeles Unified School District (GO) Series A-2
    5.000%, 07/01/21...................................  2,200  2,714,140
Los Angeles Unified School District (GO) Series B
    5.000%, 07/01/22...................................  1,350  1,694,088
Los Angeles Unified School District (GO) Series C
    2.000%, 07/01/17...................................  2,800  2,902,480
    5.000%, 07/01/20...................................    500    603,570
Los Angeles Unified School District (GO) Series E
  (AMBAC)
    5.000%, 07/01/15...................................    875    892,421

                                                         FACE
                                                        AMOUNT
                                                        (000)    VALUE+
                                                        ------ ----------
CALIFORNIA -- (Continued)
Los Angeles Unified School District (GO) Series G
  (AMBAC)
    5.000%, 07/01/16................................... $  930 $  991,380
Los Angeles Unified School District (GO) Series KRY
    5.000%, 07/01/15...................................  1,250  1,274,888
    5.000%, 07/01/19...................................  3,390  3,995,793
Madera County Transportation Authority (RB) (AGM)
    3.000%, 03/01/15...................................  1,020  1,021,693
Manhattan Beach Unified School District (GO) Series F
    4.000%, 09/01/21...................................    500    572,590
Metropolitan Water District of Southern California
  (RB) Series C
    4.000%, 10/01/15...................................    900    922,968
Morgan Hill Unified School District (GO) Series A
    2.000%, 08/01/15...................................  1,615  1,629,923
Mount Diablo Unified School District (GO)
    5.000%, 02/01/19...................................    500    577,430
New Haven Unified School District (GO) (AGM)
    12.000%, 08/01/16..................................  2,480  2,909,462
    12.000%, 08/01/17..................................  2,965  3,786,038
    4.000%, 08/01/19...................................  1,430  1,617,974
Newark Unified School District (GO) Series B
    2.000%, 08/01/15...................................    275    277,500
    2.000%, 08/01/16...................................    560    573,737
Newhall School District (GO)
    0.000%, 08/01/18...................................  6,995  6,771,999
Northern California Power Agency (RB) Series A
    5.000%, 07/01/17...................................  1,000  1,099,980
Oakland-Alameda County Coliseum Authority (RB) Series A
    5.000%, 02/01/17...................................  3,700  4,015,684
Oceanside Unified School District (GO) Series A
  (ASSURED GTY)
    3.000%, 08/01/16...................................    350    363,787
Orange County (RB) Series A (NATL- RE)
    5.000%, 06/01/15...................................  2,000  2,031,760
Orange County Public Financing Authority (RB) (NATL-RE)
    5.000%, 07/01/16...................................  3,140  3,338,950
Orange County Sanitation District (CP) Series B
    3.000%, 08/01/16...................................  5,000  5,200,750
Orange County Sanitation District (RB) Series A
    5.000%, 02/01/24...................................  5,295  6,781,836

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT
                                                         (000)    VALUE+
                                                         ------ ----------
CALIFORNIA -- (Continued)
Palm Springs Financing Authority (RB) Series A
     3.000%, 11/01/15................................... $  625 $  638,006
Palm Springs Unified School District (GO)
     5.000%, 08/01/15...................................  2,895  2,963,988
Palomar Pomerado Health (GO) Series A (AMBAC)
     5.000%, 08/01/15...................................    500    511,410
Pasadena Unified School District (GO)
     5.000%, 05/01/20...................................    550    657,712
Peralta Community College District (GO)
     5.000%, 08/01/17...................................  1,000  1,108,130
     5.000%, 08/01/18...................................  1,000  1,144,340
     5.000%, 08/01/19...................................  2,220  2,611,231
Peralta Community College District (GO) (AGM)
     5.000%, 08/01/15...................................    450    460,724
Peralta Community College District (GO) Series C
     5.000%, 08/01/15...................................  1,045  1,069,902
Petaluma Joint Union High School District (GO) Series A
     2.000%, 08/01/15...................................  2,075  2,094,069
Pleasanton Unified School District (GO) (AGM)
     5.250%, 08/01/16...................................    500    535,250
Poway Unified School District (GO)
     3.250%, 08/01/18...................................  1,350  1,466,586
Rancho Santiago Community College District (GO)
     3.000%, 09/01/15...................................  1,195  1,214,706
Rancho Santiago Community College District (GO) (AGM)
     5.250%, 09/01/16...................................    300    323,067
Riverside County Transportation Commission (RB) Series A
     5.000%, 06/01/18...................................    500    570,715
Sacramento Area Flood Control Agency (SA) Series A
  (NATL-RE FGIC)
     5.000%, 10/01/15...................................    765    789,350
Sacramento City Unified School District (GO)
     5.000%, 07/01/24...................................  1,375  1,704,519
Sacramento County Sanitation Districts Financing
  Authority (RB) (NATL)
(c)  5.000%, 12/01/36
     (Pre-refunded @ $100, 6/1/16)......................  4,380  4,653,224

                                                         FACE
                                                        AMOUNT
                                                        (000)     VALUE+
                                                        ------- -----------
CALIFORNIA -- (Continued)
Sacramento Municipal Utility District (RB) Series C
    5.000%, 08/15/16................................... $ 6,610 $ 7,080,896
Sacramento Municipal Utility District (RB) Series U
  (AGM)
    5.000%, 08/15/17...................................     620     687,580
San Diego County Regional Transportation Commission
  (RB) Series A
    4.000%, 04/01/18...................................     425     470,560
    5.000%, 04/01/18...................................   1,285   1,462,921
San Diego Public Facilities Financing Authority (RB)
  Series B
    5.000%, 05/15/16...................................   1,550   1,643,450
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB) Series A
    5.000%, 05/15/18...................................     350     399,581
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB) Series B
    5.000%, 05/15/18...................................   3,650   4,167,059
San Diego Public Facilities Financing Authority Water
  Revenue (RB) Series A
    5.000%, 08/01/16...................................   6,200   6,631,458
San Diego Public Facilities Financing Authority Water
  Revenue (RB) Series B
    3.750%, 08/01/15...................................     250     254,460
San Diego Unified School District (GO) Series B
    1.000%, 07/01/15...................................   8,000   8,027,760
    2.000%, 07/01/15...................................  15,600  15,717,780
San Francisco Community College District (GO) Series A
  (AGM)
    5.000%, 06/15/15...................................   2,265   2,303,754
    5.000%, 06/15/16...................................   2,495   2,649,166
San Francisco Community College District (GO) Series C
    4.000%, 06/15/16...................................     845     885,737
    4.000%, 06/15/18...................................     485     526,957
San Francisco Unified School District (GO)
    5.000%, 06/15/16...................................     745     792,941
San Francisco Unified School District (GO) Series A
    5.000%, 09/24/15...................................   7,000   7,220,850
San Francisco Unified School District (GO) Series C
  (NATL-RE)
    5.000%, 06/15/15...................................   1,400   1,424,892
San Juan Unified School District (GO) (AGM)
    4.000%, 08/01/15...................................     600     611,442

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT
                                                        (000)        VALUE+
                                                      ----------- ------------
CALIFORNIA -- (Continued)
San Juan Unified School District (GO) Series A
     1.000%, 08/01/15................................ $     5,400 $  5,423,328
San Juan Unified School District (GO) Series B
     3.000%, 08/01/16................................         700      727,895
San Leandro Unified School District (GO) Series B
     4.000%, 08/01/21................................         265      296,774
San Ramon Valley Unified School District (GO)
     4.000%, 08/01/21................................       4,225    4,964,586
Santa Clara County (GO) Series B
     5.000%, 08/01/18................................       5,000    5,744,050
Santa Clara County Financing Authority (RB) Series A
     5.000%, 02/01/19................................       3,610    4,181,355
Santa Clara Unified School District (GO)
     4.000%, 07/01/15................................         500      507,895
Santa Clara Valley Transportation Authority
  (RB) Series B
     5.000%, 04/01/18................................       8,215    9,338,566
Santa Margarita-Dana Point Authority (RB) Series B
  (GO OF DIST)
     4.000%, 08/01/17................................       1,000    1,086,560
Sequoia Union High School District (GO) Series B
  (AGM)
(c)  5.500%, 07/01/35
     (Pre-refunded @ $100, 7/1/16)...................       9,030    9,698,671
Solano County Community College District (GO)
  (NATL-RE)
     5.000%, 08/01/15................................       1,115    1,141,570
South San Francisco Unified School District (GO)
  Series G
     3.500%, 07/01/18................................      27,075   29,575,918
Southern California Public Power Authority (RB)
     4.000%, 07/01/15................................       2,200    2,234,650
     5.000%, 07/01/18................................       1,135    1,296,193
     5.000%, 07/01/18................................       1,475    1,684,479
Southwestern Community College District (GO) Series A
     5.500%, 08/01/17................................         275      304,873
Sweetwater Union High School District (GO)
     5.000%, 01/01/18................................       1,750    1,962,485
Union Elementary School District (GO) Series A
     3.000%, 09/01/18................................       1,130    1,215,360
Upland Unified School District (GO)
     1.000%, 08/01/16................................         900      908,694

                                                         FACE
                                                        AMOUNT
                                                        (000)        VALUE+
                                                      ----------- ------------
CALIFORNIA -- (Continued)
Vista Unified School District (GO) (AGM)
     4.000%, 08/01/15................................ $     1,000 $  1,019,070
West Contra Costa Unified School District (GO) (AGM)
     5.000%, 08/01/17................................       1,585    1,755,134
     5.000%, 08/01/18................................       1,415    1,617,656
West Contra Costa Unified School District (GO)
  (ASSURED GTY)
     5.000%, 08/01/17................................         425      470,620
Westlands Water District (RB) Series A (AGM)
     4.000%, 09/01/20................................       1,045    1,198,678
Wiseburn School District (GO) Series A (NATL-RE)
     5.000%, 08/01/15................................         400      409,532
Yolo County Washington Unified School District (GO)
     4.000%, 08/01/20................................       1,000    1,140,950
Yosemite Community College District (GO)
     1.000%, 08/01/17................................       1,850    1,859,102
                                                                  ------------
TOTAL MUNICIPAL BONDS................................              704,346,668
                                                                  ------------

                                                        SHARES
                                                      -----------
TEMPORARY CASH INVESTMENTS -- (1.4%)
     JPMorgan Tax Free Money Market Fund.............  10,423,599   10,423,599
                                                                  ------------
COMMERCIAL PAPER -- (4.5%)
     California State University, 0.060%.............   7,324,000    7,324,220
City & County of San Francisco
     0.050%, 02/04/15................................      13,240   13,239,867
     0.050%, 02/04/15................................      12,895   12,894,871
                                                                  ------------
TOTAL COMMERCIAL PAPER...............................               33,458,958
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $740,448,218)^^..............................             $748,229,225
                                                                  ============

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
 Municipal Bonds.................          -- $704,346,668   --    $704,346,668
 Temporary Cash Investments...... $10,423,599           --   --      10,423,599
 Commercial Paper................          --   33,458,958   --      33,458,958
                                  ----------- ------------   --    ------------
 TOTAL........................... $10,423,599 $737,805,626   --    $748,229,225
                                  =========== ============   ==    ============

           DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT
                                                         (000)    VALUE+
                                                         ------ ----------
MUNICIPAL BONDS -- (98.9%)

CALIFORNIA -- (98.9%)
Albany Unified School District (GO)
     4.000%, 08/01/21................................... $  240 $  275,062
Alhambra Unified School District (GO) Series A (ASSURED
  GTY)
     5.250%, 08/01/18...................................    375    423,757
Alum Rock Union Elementary School District (GO) Series A
     5.000%, 09/01/21...................................    730    884,307
Amador County Unified School District (GO)
     4.000%, 08/01/19...................................    385    416,886
Anaheim Public Financing Authority (RB)
     5.000%, 08/01/17...................................    500    551,445
Antelope Valley Union High School District (GO)
     4.000%, 08/01/21...................................    500    581,750
     5.000%, 08/01/22...................................  1,650  2,052,484
Azusa Unified School District (GO)
     5.000%, 07/01/21...................................    425    505,542
Baldwin Park Unified School District (GO) (AGM)
     5.000%, 08/01/17...................................    100    110,262
Bay Area Toll Authority (RB)
     4.000%, 04/01/18...................................  1,000  1,105,880
(c)  5.000%, 04/01/34...................................
     (Pre-refunded @ $100, 4/1/18)......................  1,600  1,820,448
(c)  5.125%, 04/01/39...................................
     (Pre-refunded @ $100, 4/1/19)......................  1,900  2,237,117
Berryessa Union School District (GO) (AMBAC)
     5.375%, 08/01/18...................................    200    229,580
Buena Park School District (GO) (AGM)
     2.500%, 08/01/21...................................     75     79,432
California Educational Facilities Authority (RB)
     5.000%, 10/01/16...................................    500    537,540
California Health Facilities Financing Authority (RB)
  Series C
(c)  6.500%, 10/01/33
     (Pre-refunded @ $100, 10/1/18).....................  1,000  1,209,920
California State (GO)
     5.000%, 11/01/16...................................    150    162,128
     5.000%, 02/01/18...................................  2,350  2,650,894
     5.000%, 09/01/18...................................  1,325  1,520,742
     5.000%, 10/01/18...................................    250    287,583
     5.500%, 04/01/19...................................  1,625  1,929,395
     3.125%, 10/01/19...................................    100    109,695
     5.000%, 10/01/19...................................    250    295,525
     4.000%, 11/01/19...................................    135    153,641
     5.000%, 10/01/20...................................    375    452,951

                                                          FACE
                                                         AMOUNT
                                                         (000)    VALUE+
                                                         ------ ----------
CALIFORNIA -- (Continued)
    5.000%, 02/01/21.................................... $  700 $  850,178
    5.000%, 04/01/21....................................    475    578,683
    5.000%, 09/01/21....................................  3,705  4,547,813
    5.000%, 02/01/22....................................  2,195  2,706,391
    5.000%, 04/01/22....................................    500    617,965
    4.000%, 09/01/22....................................    525    615,772
    5.250%, 09/01/22....................................    940  1,186,130
    5.250%, 10/01/22....................................  1,880  2,375,794
    5.000%, 12/01/22....................................  1,245  1,555,142
    5.000%, 02/01/23....................................  1,150  1,437,339
    5.000%, 10/01/23....................................    100    126,279
    5.000%, 11/01/23....................................    875  1,106,175
California State (GO) Series A
    5.000%, 07/01/19....................................    600    708,648
California State (GO) Series B
    5.000%, 09/01/23....................................  2,285  2,880,128
California State Department of Water Resources (RB)
  Series AR
    5.000%, 12/01/22....................................  3,210  4,066,332
    5.000%, 12/01/23....................................    900  1,157,733
California State Department of Water Resources (RB)
  Series AS
    5.000%, 12/01/22....................................  1,500  1,900,155
California State Department of Water Resources Power
  Supply Revenue (RB) Series L
    5.000%, 05/01/17....................................    450    495,931
    5.000%, 05/01/18....................................  1,260  1,437,710
    5.000%, 05/01/20....................................  1,600  1,930,560
California State Department of Water Resources Power
  Supply Revenue (RB) Series M
    4.000%, 05/01/19....................................    455    516,006
California State Economic Recovery (GO) Series A
    4.400%, 07/01/18....................................    410    461,447
California State University (RB) Series A
    2.500%, 11/01/18....................................  1,500  1,599,540
    5.000%, 11/01/18....................................  2,500  2,896,300
    5.000%, 11/01/19....................................    450    535,680
California State University (RB) Series C (AGM)
    5.000%, 11/01/22....................................    100    126,156
Capistrano Unified School District School Facilities
  Improvement District No. 1 (GO)
    4.000%, 08/01/22....................................    170    197,135
Chabot-Las Positas Community College District (GO)
    5.000%, 08/01/22....................................    900  1,115,226
    4.000%, 08/01/23....................................  1,970  2,309,864

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT
                                                        (000)    VALUE+
                                                        ------ ----------
CALIFORNIA -- (Continued)
Chaffey Community College District (GO) Series E
    4.000%, 06/01/22................................... $  335 $  394,667
Chino Hills Financing Authority (RB)
    4.000%, 06/01/18...................................    500    553,785
Chino Valley Unified School District (GO) Series A
    4.000%, 08/01/21...................................    200    232,296
Chula Vista Elementary School District (GO)
    5.000%, 08/01/22...................................  1,835  2,260,720
City & County of San Francisco (GO)
    4.000%, 06/15/20...................................    800    922,768
City & County of San Francisco (GO) Series A
    5.000%, 06/15/22...................................  2,200  2,748,812
City & County of San Francisco (GO) Series R1
    5.000%, 06/15/21...................................    470    578,133
City of Long Beach Harbor Revenue (RB) Series B
    5.000%, 05/15/19...................................    250    293,518
City of Long Beach Harbor Revenue (RB) Series C
    5.000%, 11/15/18...................................    500    578,450
City of Los Angeles (GO) Series A
    4.000%, 09/01/18...................................    780    869,840
City of Los Angeles (GO) Series B
    5.000%, 09/01/19...................................    600    706,764
City of Riverside Water Revenue (RB) Series A
    5.000%, 10/01/18...................................    300    343,464
City of San Francisco Public Utilities Commission
  Water Revenue (RB) Series A
    5.000%, 11/01/15...................................     40     41,434
    5.000%, 11/01/15...................................    135    139,779
Coachella Valley Unified School District (GO) (BAM)
    4.000%, 08/01/22...................................    825    947,933
Colton Joint Unified School District (GO)
    5.000%, 08/01/21...................................    900  1,086,732
Colton Joint Unified School District (GO) Series C
  (NATL-RE FGIC)
    5.000%, 02/01/15...................................    140    140,000
Conejo Valley Unified School District (GO)
    2.000%, 08/01/18...................................  2,350  2,412,463
    4.000%, 08/01/18...................................    115    125,896

                                                         FACE
                                                        AMOUNT
                                                        (000)    VALUE+
                                                        ------ ----------
CALIFORNIA -- (Continued)
Contra Costa County Public Financing Authority (RB)
  Series B (NATL-RE)
    5.000%, 06/01/15................................... $  200 $  203,090
Contra Costa County Walnut Creek Elementary School
  District (GO)
    1.500%, 09/01/17...................................    500    506,340
Culver City School Facilities Financing Authority (RB)
  (AGM GO OF DIST)
    5.500%, 08/01/26...................................    855  1,129,908
Cupertino Union School District (GO) Series A
    4.000%, 08/01/17...................................    275    298,876
Davis Joint Unified School District (GO)
    5.000%, 08/01/18...................................    420    481,559
Davis Joint Unified School District Community
  Facilities District (ST) (AGM)
    3.000%, 08/15/22...................................  1,000  1,067,420
Davis Joint Unified School District Community
  Facilities District No. 2 (ST) (AGM)
    3.000%, 08/15/19...................................    500    534,090
Dublin Unified School District (GO)
    5.000%, 02/01/19...................................    425    492,804
    5.000%, 08/01/23...................................  1,665  2,091,756
East Side Union High School District (GO)
    4.000%, 08/01/21...................................    600    694,866
East Side Union High School District (GO) Series D
    3.000%, 08/01/19...................................    825    893,508
El Dorado Irrigation District & El Dorado Water Agency
  (CP) Series A (ASSURED GTY)
    4.000%, 08/01/16...................................    530    556,558
El Monte City School District (GO) Series A (ASSURED
  GTY)
    5.000%, 08/01/15...................................    175    179,170
El Rancho Unified School District (GO) (AGM)
    4.000%, 08/01/21...................................  1,285  1,465,928
Enterprise Elementary School District (GO)
    4.000%, 09/01/19...................................    500    552,965
Escondido Union School District (GO) Series B (NATL-RE
  FGIC)
    5.000%, 08/01/15...................................    450    460,791
    5.000%, 08/01/16...................................    400    427,836
Fallbrook Union Elementary School District (GO)
  Series A
    5.000%, 08/01/20...................................    200    240,392

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT
                                                        (000)    VALUE+
                                                        ------ ----------
CALIFORNIA -- (Continued)
Folsom Cordova Unified School District School
  Facilities Improvement District No. 4 (GO) Series A
  (NATL- RE)
    5.000%, 10/01/16................................... $  500 $  537,110
Fontana Unified School District (GO)
    5.000%, 08/01/19...................................    600    707,184
    4.000%, 08/01/21...................................  1,585  1,853,816
    4.000%, 08/01/22...................................    875  1,032,859
Fountain Valley Public Finance Authority (RB) Series A
    5.000%, 07/01/24...................................    250    317,463
Franklin-Mckinley School District (GO) (ASSURED GTY)
    5.000%, 08/01/17...................................    275    304,158
Grossmont Union High School District (GO) Series A
    5.000%, 08/01/18...................................    200    228,644
Hacienda La Puente Unified School District (GO) (NATL)
    5.000%, 08/01/23...................................    225    280,458
Huntington Beach Public Financing Authority (RB)
    4.000%, 09/01/18...................................    200    217,776
Jurupa Unified School District (GO) (AGM)
    4.000%, 08/01/18...................................    235    259,388
    5.000%, 08/01/20...................................    725    867,586
Liberty Union High School District (GO)
    5.000%, 08/01/20...................................    380    456,521
    4.000%, 08/01/21...................................    500    579,730
Lompoc Unified School District (GO) (ASSURED GTY)
    5.250%, 08/01/20...................................    540    642,287
Los Altos Elementary School District (GO)
    4.000%, 08/01/21...................................    250    292,740
Los Angeles Convention & Exhibit Center Authority (RB)
  Series A
    4.500%, 08/15/18...................................    300    335,667
Los Angeles County Metropolitan Transportation
  Authority (RB)
    5.000%, 07/01/17...................................    525    582,151
Los Angeles County Metropolitan Transportation
  Authority (RB) Series A
    5.000%, 07/01/17...................................    300    328,935
    5.000%, 07/01/18...................................    665    750,326
Los Angeles Department of Water & Power (RB) Series B
    5.000%, 07/01/22...................................    435    545,873

                                                         FACE
                                                        AMOUNT
                                                        (000)    VALUE+
                                                        ------ ----------
CALIFORNIA -- (Continued)
Los Angeles Municipal Improvement Corp. (RB) Series A
    5.000%, 09/01/16................................... $  200 $  214,002
Los Angeles Municipal Improvement Corp. (RB) Series C
    3.000%, 03/01/16...................................    250    257,158
Los Angeles Unified School District (GO) (NATL-RE)
    5.750%, 07/01/15...................................    125    127,873
Los Angeles Unified School District (GO) Series A
    3.000%, 07/01/19...................................    475    518,876
    5.000%, 07/01/20...................................    150    181,071
    2.000%, 07/01/22...................................    630    657,865
Los Angeles Unified School District (GO) Series C
    5.000%, 07/01/23...................................  2,400  3,050,352
Los Angeles Unified School District (GO) Series D
    4.000%, 07/01/17...................................    200    216,886
Los Angeles Unified School District (GO) Series KRY
    5.000%, 07/01/15...................................    250    254,978
    5.000%, 07/01/18...................................    750    858,975
Los Rios Community College District (GO) Series B
    5.000%, 08/01/23...................................    510    642,095
Lynwood Unified School District (GO) (AGM)
    5.000%, 08/01/21...................................    450    545,215
    5.000%, 08/01/22...................................    485    595,604
Manhattan Beach Unified School District (GO) Series C
    3.500%, 09/01/21...................................  1,185  1,320,268
Manhattan Beach Unified School District (GO) Series E
    3.000%, 09/01/22...................................    560    608,625
Mendocino-Lake Community College District (GO)
  Series A (NATL-RE)
    5.000%, 08/01/17...................................    100    109,689
Merced Union High School District (GO) Series A
  (ASSURED GTY)
    4.000%, 08/01/18...................................    250    272,343
Montebello Unified School District (GO)
    5.000%, 08/01/20...................................    415    498,324
Moreno Valley Public Financing Authority (RB)
    5.000%, 11/01/20...................................  1,470  1,744,875
Morongo Unified School District (GO)
    3.000%, 08/01/22...................................    480    507,408

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT
                                                        (000)    VALUE+
                                                        ------ ----------
CALIFORNIA -- (Continued)
Mount Diablo Unified School District (GO)
    3.250%, 08/01/19................................... $  500 $  545,380
New Haven Unified School District (GO) (ASSURED GTY)
    5.000%, 08/01/19...................................    150    176,289
Oakland Joint Powers Financing Authority (RB) Series B
  (ASSURED GTY)
    4.500%, 08/01/18...................................    500    561,000
Oceanside Unified School District (GO)
    4.000%, 08/01/17...................................    300    324,645
Oxnard Union High School District (GO)
    4.000%, 08/01/21...................................    320    370,595
    4.000%, 08/01/22...................................    500    582,865
Oxnard Union High School District (GO) Series A (AGM)
    4.000%, 08/01/15...................................    245    249,449
Peralta Community College District (GO)
    5.000%, 08/01/17...................................    100    110,813
Peralta Community College District (GO) (AGM)
    5.000%, 08/01/15...................................    200    204,766
Placentia-Yorba Linda Unified School District (GO)
  Series A
    5.000%, 08/01/18...................................    275    313,772
Plumas Unified School District (GO) (AGM)
    5.250%, 08/01/21...................................    800    955,400
Pomona Unified School District (GO) Series C
    4.000%, 08/01/16...................................    250    262,988
Porterville Unified School District Facilities
  Improvement District (GO) Series B (AGM)
    5.000%, 08/01/18...................................    450    508,302
    5.000%, 08/01/19...................................    325    375,609
Poway Unified School District (GO)
    5.000%, 08/01/19...................................    200    235,824
Rancho Santiago Community College District (GO) (AGM)
    5.250%, 09/01/20...................................    500    610,995
Redlands Financing Authority (RB) Series A
    5.000%, 09/01/22...................................  1,290  1,595,485
Roseville City School District (GO)
    5.000%, 08/01/17...................................    400    443,040
Sacramento City Unified School District (GO)
    5.000%, 07/01/18...................................    300    342,060
    5.000%, 07/01/24...................................  1,800  2,231,370

                                                         FACE
                                                        AMOUNT
                                                        (000)    VALUE+
                                                        ------ ----------
CALIFORNIA -- (Continued)
Sacramento Municipal Utility District (RB) Series U
  (AGM)
    5.000%, 08/15/17................................... $  125 $  138,625
Saddleback Valley Unified School District (GO)
    5.000%, 08/01/22...................................    465    579,920
San Diego County Regional Transportation Commission
  (RB) Series A
    5.000%, 04/01/18...................................  1,365  1,553,998
San Diego County Water Authority (RB) Series A
    4.000%, 05/01/17...................................    450    484,015
San Diego Public Facilities Financing Authority Water
  Revenue (RB) Series A
    5.000%, 08/01/16...................................    400    427,836
San Diego Unified School District (GO) Series C-2 (AGM)
    5.500%, 07/01/21...................................    600    756,138
    5.500%, 07/01/25...................................  2,550  3,390,480
San Dieguito Union High School District (GO) Series A-2
    5.000%, 08/01/23...................................    490    620,458
San Juan Unified School District (GO)
    5.000%, 08/01/22...................................    800  1,002,216
San Juan Unified School District (GO) Series B
    3.000%, 08/01/16...................................    260    270,361
San Ramon Valley Unified School District (GO)
    4.000%, 08/01/21...................................  1,500  1,762,575
Santa Ana Unified School District (GO) Series A
    5.000%, 08/01/18...................................    275    313,162
Santa Cruz City High School District (GO)
    4.000%, 08/01/22...................................    715    819,926
Santa Monica Community College District (GO) Series A
    5.000%, 08/01/22...................................    225    281,691
Santa Monica Public Financing Authority (RB) Series B
    4.000%, 12/01/19...................................    175    199,136
Saugus Union School District (GO) (NATL-RE FGIC)
    5.250%, 08/01/17...................................    500    556,755
Saugus/Hart School Facilities Financing Authority (RB)
  Series B
    5.000%, 09/01/15...................................    300    308,163
Sequoia Union High School District (GO) Series A
    4.000%, 07/01/16...................................    360    378,756

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT
                                                         (000)       VALUE+
                                                       ---------- ------------
CALIFORNIA -- (Continued)
South San Francisco Unified School District (GO)
  Series G............................................
     3.500%, 07/01/18................................. $    4,100 $  4,478,717
Southern California Public Power Authority (RB).......
     5.000%, 07/01/18.................................        250      285,505
     5.000%, 07/01/18.................................        150      171,303
     4.000%, 07/01/19.................................        575      650,538
     5.000%, 07/01/19.................................        650      763,386
Standard Elementary School District (GO) Series A
     4.000%, 08/01/24.................................        240      281,988
Stockton Unified School District (GO) (AGM)
     5.000%, 07/01/20.................................        150      177,087
Sweetwater Union High School District (GO)
     5.000%, 01/01/18.................................      1,200    1,345,704
Val Verde Unified School District (GO) Series B
(AGM)
     3.000%, 08/01/17.................................        200      212,160
West Contra Costa Unified School District (GO) (AGM)
     5.000%, 08/01/17.................................        195      215,931
     5.000%, 08/01/18.................................        900    1,028,898
West Contra Costa Unified School District (GO)
  (ASSURED GTY).......................................
     5.000%, 08/01/17.................................        175      193,785
West Contra Costa Unified School District (GO)
Series B
     6.000%, 08/01/20.................................      1,065    1,337,182
West Covina Unified School District (GO) (AGM)
     5.000%, 08/01/21.................................        385      459,902
Western Riverside County Regional Wastewater
  Authority (RB) (ASSURED GTY)........................
     5.000%, 09/01/19.................................        250      280,073
Westside Union School District (GO) Series A
     4.000%, 08/01/23.................................        700      821,366
Wright Elementary School District (GO) Series A
     3.000%, 08/01/20.................................        165      179,089
Yolo County Washington Unified School District (GO)
     4.000%, 08/01/19.................................        450      507,460
Yosemite Union High School District (GO) (AGM)
     4.000%, 08/01/19.................................        395      425,601
Yuba Community College District (GO) Series C
     5.000%, 08/01/17.................................        240      264,566
                                                                  ------------
TOTAL MUNICIPAL BONDS.................................             153,505,742
                                                                  ------------

                                                         SHARES      VALUE+
                                                       ---------- ------------
TEMPORARY CASH INVESTMENTS -- (1.1%)
     JPMorgan Tax Free Money Market Fund..............  1,696,482 $  1,696,482
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $149,652,925)^^................................            $155,202,224
                                                                  ============

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                   ---------- ------------ ------- ------------
Municipal Bonds...................         -- $153,505,742   --    $153,505,742
Temporary Cash Investments........ $1,696,482           --   --       1,696,482
                                   ---------- ------------   --    ------------
TOTAL............................. $1,696,482 $153,505,742   --    $155,202,224
                                   ========== ============   ==    ============

                   DFA SHORT-DURATION REAL RETURN PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
BONDS -- (88.1%)

AUSTRALIA -- (3.7%)
Australia & New Zealand Banking Group, Ltd.
    1.250%, 06/13/17....................................... $5,000  $ 5,015,670
    1.875%, 10/06/17.......................................    358      362,721
    1.450%, 05/15/18.......................................    358      357,211
BHP Billiton Finance USA, Ltd.
    1.875%, 11/21/16.......................................  1,300    1,323,479
    1.625%, 02/24/17.......................................    824      834,791
Commonwealth Bank of Australia
    1.125%, 03/13/17.......................................  4,000    4,007,056
    1.900%, 09/18/17.......................................    787      798,522
    2.500%, 09/20/18.......................................    916      943,498
    2.250%, 03/13/19.......................................  5,000    5,110,165
National Australia Bank, Ltd.
    1.300%, 07/25/16.......................................    250      252,276
    2.250%, 07/01/19.......................................  3,500    3,565,447
Rio Tinto Finance USA, Ltd.
    2.500%, 05/20/16.......................................    597      609,302
    2.250%, 09/20/16.......................................    572      583,328
Westpac Banking Corp.
    1.200%, 05/19/17.......................................  2,800    2,812,023
    2.000%, 08/14/17.......................................    501      510,763
                                                                    -----------
TOTAL AUSTRALIA............................................          27,086,252
                                                                    -----------
AUSTRIA -- (0.3%)
Austria Government International Bond
    1.750%, 06/17/16.......................................    215      219,149
Oesterreichische Kontrollbank AG
    2.000%, 06/03/16.......................................    272      277,926
    1.125%, 05/29/18.......................................  1,431    1,434,539
                                                                    -----------
TOTAL AUSTRIA..............................................           1,931,614
                                                                    -----------
CANADA -- (8.4%)
Bank of Montreal
#   2.375%, 01/25/19.......................................     24       24,653
Bank of Nova Scotia (The)
    2.900%, 03/29/16.......................................    715      734,113
British Columbia, Province of Canada
    2.100%, 05/18/16.......................................    358      365,821
    1.200%, 04/25/17.......................................    715      721,794
Canada Government International Bond
#   0.875%, 02/14/17.......................................    715      719,409
Canadian Imperial Bank of Commerce
    0.900%, 10/01/15.......................................    813      815,862
Canadian National Railway Co.
    1.450%, 12/15/16.......................................  2,036    2,060,815

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
CANADA -- (Continued)
Canadian Natural Resources, Ltd.
    5.700%, 05/15/17....................................... $  588  $   638,447
Cenovus Energy, Inc.
    5.700%, 10/15/19.......................................  2,000    2,194,384
Encana Corp.
    5.900%, 12/01/17.......................................    460      500,416
    6.500%, 05/15/19.......................................  2,250    2,472,484
Export Development Canada
    1.250%, 10/26/16.......................................    785      794,586
Goldcorp, Inc.
#   2.125%, 03/15/18.......................................  2,000    2,004,550
Manitoba, Province of Canada
    2.625%, 07/15/15.......................................    572      578,313
Ontario, Province of Canada
    4.950%, 11/28/16.......................................    715      770,180
    1.100%, 10/25/17.......................................  4,000    4,008,200
    1.200%, 02/14/18.......................................  2,831    2,838,496
    2.000%, 01/30/19.......................................  5,000    5,128,040
Petro-Canada
    6.050%, 05/15/18.......................................    429      484,195
Potash Corp. of Saskatchewan, Inc.
    3.750%, 09/30/15.......................................  1,315    1,340,435
    3.250%, 12/01/17.......................................    123      129,736
Royal Bank of Canada
    2.300%, 07/20/16.......................................    393      401,980
    1.450%, 09/09/16.......................................    871      880,385
    1.500%, 01/16/18.......................................  7,000    7,060,900
    2.200%, 07/27/18.......................................  4,000    4,096,124
#   2.150%, 03/15/19.......................................  1,700    1,740,135
Suncor Energy, Inc.
#   6.100%, 06/01/18.......................................    707      799,070
Teck Resources, Ltd.
    2.500%, 02/01/18.......................................    925      901,535
Thomson Reuters Corp.
    1.300%, 02/23/17.......................................  1,300    1,302,037
Toronto-Dominion Bank (The)
    2.375%, 10/19/16.......................................    215      220,808
#   1.125%, 05/02/17.......................................  5,000    5,005,530
    2.625%, 09/10/18.......................................    715      742,344
#   2.125%, 07/02/19.......................................  7,600    7,780,629
TransCanada PipeLines, Ltd.
    0.875%, 03/02/15.......................................    279      279,096
    3.400%, 06/01/15.......................................    429      433,249
                                                                    -----------
TOTAL CANADA...............................................          60,968,751
                                                                    -----------
DENMARK -- (0.1%)
Kommunekredit
    1.125%, 03/15/18.......................................    715      716,539
                                                                    -----------

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
FINLAND -- (1.1%)
Finland Government International Bond
    2.250%, 03/17/16....................................... $  501  $   511,719
Municipality Finance P.L.C.
    2.375%, 05/16/16.......................................  1,432    1,467,582
    1.125%, 04/17/18.......................................  5,789    5,795,079
                                                                    -----------
TOTAL FINLAND..............................................           7,774,380
                                                                    -----------
FRANCE -- (2.7%)
BNP Paribas SA
    3.250%, 03/11/15.......................................    286      286,950
    1.250%, 12/12/16.......................................  1,431    1,437,561
    2.375%, 09/14/17.......................................    252      257,820
BPCE SA
    2.500%, 12/10/18.......................................  2,200    2,253,792
    2.500%, 07/15/19.......................................  2,000    2,045,738
Caisse d'Amortissement de la Dette Sociale
    2.125%, 04/12/17.......................................  1,059    1,089,659
Orange SA
    2.125%, 09/16/15.......................................    465      468,840
    2.750%, 09/14/16.......................................  1,000    1,027,247
Sanofi
    1.250%, 04/10/18.......................................    744      746,690
Societe Generale SA
    2.750%, 10/12/17.......................................  1,772    1,826,950
Total Capital International SA
    2.125%, 01/10/19.......................................    781      797,125
#   2.100%, 06/19/19.......................................  7,000    7,137,781
Total Capital SA
    3.125%, 10/02/15.......................................    358      364,340
                                                                    -----------
TOTAL FRANCE...............................................          19,740,493
                                                                    -----------
GERMANY -- (2.0%)
Deutsche Bank AG
    3.250%, 01/11/16.......................................  1,000    1,022,154
    6.000%, 09/01/17.......................................    862      960,309
#   2.500%, 02/13/19.......................................    777      798,172
FMS Wertmanagement AoeR
    1.000%, 11/21/17.......................................  8,789    8,814,813
KFW
    2.000%, 06/01/16.......................................     72       73,523
    4.875%, 01/17/17.......................................    358      387,459
    1.250%, 02/15/17.......................................  1,002    1,014,141
    0.875%, 09/05/17.......................................    358      358,831
Landeskreditbank Baden- Wuerttemberg Foerderbank
    2.250%, 07/15/16.......................................    558      572,417

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
GERMANY -- (Continued)
Landwirtschaftliche Rentenbank
    0.875%, 09/12/17....................................... $  901  $   902,660
                                                                    -----------
TOTAL GERMANY..............................................          14,904,479
                                                                    -----------
ITALY -- (0.3%)
Intesa Sanpaolo SpA
    3.875%, 01/16/18.......................................  2,000    2,105,190
                                                                    -----------
JAPAN -- (1.7%)
Development Bank of Japan, Inc.
    2.875%, 04/20/15.......................................    100      100,552
    1.875%, 10/03/18.......................................    594      606,466
Japan Bank for International Cooperation
    2.250%, 07/13/16.......................................    358      366,728
    1.750%, 07/31/18.......................................    358      363,798
Japan Finance Organization for Municipalities
    1.375%, 02/05/18.......................................  5,000    5,016,450
Nippon Telegraph & Telephone Corp.
    1.400%, 07/18/17.......................................    102      102,394
Nomura Holdings, Inc.
    5.000%, 03/04/15.......................................    215      215,770
    2.000%, 09/13/16.......................................  1,528    1,544,477
    2.750%, 03/19/19.......................................  1,500    1,536,900
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.......................................  2,673    2,728,943
                                                                    -----------
TOTAL JAPAN................................................          12,582,478
                                                                    -----------
NETHERLANDS -- (3.8%)
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.......................................  1,002    1,013,729
    1.375%, 03/19/18.......................................  1,790    1,805,047
    1.875%, 06/11/19.......................................  5,000    5,111,070
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
#   2.125%, 10/13/15.......................................  1,178    1,192,027
    1.700%, 03/19/18.......................................  5,000    5,033,610
    2.250%, 01/14/19.......................................  3,356    3,417,720
Koninklijke Philips NV
    5.750%, 03/11/18.......................................  1,164    1,307,415
LyondellBasell Industries NV
    5.000%, 04/15/19.......................................  1,650    1,826,860
Nederlandse Waterschapsbank NV
    2.125%, 06/16/16.......................................    429      438,912
Shell International Finance BV
    1.125%, 08/21/17.......................................    358      359,259
    2.000%, 11/15/18.......................................  5,709    5,811,596
                                                                    -----------
TOTAL NETHERLANDS..........................................          27,317,245
                                                                    -----------

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
NORWAY -- (0.5%)
Kommunalbanken A.S.
    2.375%, 01/19/16....................................... $  108  $   110,061
    1.000%, 09/26/17.......................................    286      286,750
    1.000%, 03/15/18.......................................  2,146    2,141,289
Statoil ASA
    1.200%, 01/17/18.......................................    168      167,447
    1.150%, 05/15/18.......................................    236      234,006
    1.950%, 11/08/18.......................................    715      728,195
                                                                    -----------
TOTAL NORWAY...............................................           3,667,748
                                                                    -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.0%)
African Development Bank
    1.125%, 03/15/17.......................................    501      505,631
Asian Development Bank
    1.125%, 03/15/17.......................................    358      361,423
    1.750%, 09/11/18.......................................    639      653,435
    1.875%, 04/12/19.......................................  5,000    5,127,795
Council Of Europe Development Bank
    1.500%, 06/19/17.......................................    930      945,189
EUROFIMA
    5.250%, 04/07/16.......................................    358      377,983
European Bank for Reconstruction & Development
    1.750%, 06/14/19.......................................  5,000    5,110,130
European Investment Bank
    4.875%, 01/17/17.......................................    358      387,414
    1.625%, 06/15/17.......................................  5,286    5,394,849
    1.125%, 09/15/17.......................................    215      216,808
Inter-American Development Bank
    1.125%, 03/15/17.......................................     59       59,638
    0.875%, 03/15/18.......................................    715      713,979
International Bank for Reconstruction & Development
    1.000%, 09/15/16.......................................    143      144,120
    0.875%, 04/17/17.......................................    859      865,521
International Finance Corp.
    0.875%, 06/15/18.......................................    215      213,824
Nordic Investment Bank
    0.750%, 01/17/18.......................................    787      783,089
                                                                    -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS...............          21,860,828
                                                                    -----------
SWEDEN -- (1.1%)
Kommuninvest I Sverige AB
    1.000%, 10/24/17.......................................  1,776    1,779,380
Svensk Exportkredit AB
    2.125%, 07/13/16.......................................    715      731,974
    1.750%, 05/30/17.......................................  4,358    4,448,437
Svenska Handelsbanken AB
    2.875%, 04/04/17.......................................    700      726,144

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
SWEDEN -- (Continued)
    2.500%, 01/25/19....................................... $  358  $   370,327
                                                                    -----------
TOTAL SWEDEN...............................................           8,056,262
                                                                    -----------
SWITZERLAND -- (0.7%)
Credit Suisse New York
    3.500%, 03/23/15.......................................    250      251,148
    1.375%, 05/26/17.......................................  2,000    2,003,402
#   2.300%, 05/28/19.......................................    625      635,302
Noble Holding International, Ltd.
#   2.500%, 03/15/17.......................................    209      198,676
UBS AG
    5.875%, 12/20/17.......................................    372      416,883
#   5.750%, 04/25/18.......................................  1,000    1,130,958
    2.375%, 08/14/19.......................................    667      681,990
                                                                    -----------
TOTAL SWITZERLAND..........................................           5,318,359
                                                                    -----------
UNITED KINGDOM -- (2.1%)
Barclays Bank P.L.C.
#   2.500%, 02/20/19.......................................  2,600    2,683,002
BP Capital Markets P.L.C.
    3.125%, 10/01/15.......................................    408      414,724
    2.248%, 11/01/16.......................................  1,651    1,683,025
    1.846%, 05/05/17.......................................    250      253,104
British Telecommunications P.L.C.
    2.000%, 06/22/15.......................................    874      878,820
    1.250%, 02/14/17.......................................    272      272,055
Diageo Capital P.L.C.
    1.500%, 05/11/17.......................................    890      899,760
Ensco P.L.C.
    3.250%, 03/15/16.......................................  1,375    1,398,404
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.......................................  1,498    1,516,049
Lloyds Bank P.L.C.
    4.875%, 01/21/16.......................................  1,002    1,042,084
    4.200%, 03/28/17.......................................    780      827,736
Network Rail Infrastructure Finance P.L.C.
    1.250%, 08/31/16.......................................    329      332,842
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.......................................  1,288    1,300,908
Vodafone Group P.L.C.
    5.625%, 02/27/17.......................................    358      388,739
    1.250%, 09/26/17.......................................  1,500    1,492,824
                                                                    -----------
TOTAL UNITED KINGDOM.......................................          15,384,076
                                                                    -----------
UNITED STATES -- (56.6%)
3M Co.
    1.375%, 09/29/16.......................................    715      725,285
    1.000%, 06/26/17.......................................    501      504,087

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
UNITED STATES -- (Continued)
ABB Finance USA, Inc.
    1.625%, 05/08/17....................................... $   189 $   190,871
AbbVie, Inc.
    1.200%, 11/06/15.......................................     358     359,140
ACE INA Holdings, Inc.
    5.600%, 05/15/15.......................................     255     258,451
#   2.600%, 11/23/15.......................................   1,216   1,235,596
Actavis, Inc.
    1.875%, 10/01/17.......................................   1,276   1,280,451
Adobe Systems, Inc.
    3.250%, 02/01/15.......................................     715     715,000
Aetna, Inc.
    2.200%, 03/15/19.......................................   3,340   3,387,131
Aflac, Inc.
    3.450%, 08/15/15.......................................     134     136,072
    2.650%, 02/15/17.......................................   1,515   1,567,764
Agilent Technologies, Inc.
    6.500%, 11/01/17.......................................     153     170,529
Air Products & Chemicals, Inc.
    2.000%, 08/02/16.......................................     919     935,904
Allergan, Inc.
    5.750%, 04/01/16.......................................      40      42,154
Altria Group, Inc.
    4.125%, 09/11/15.......................................     610     623,547
Amazon.com, Inc.
    0.650%, 11/27/15.......................................     382     382,352
    2.600%, 12/05/19.......................................   2,700   2,774,304
American Express Credit Corp.
    2.800%, 09/19/16.......................................   1,481   1,527,992
    2.125%, 03/18/19.......................................   2,000   2,027,678
American Honda Finance Corp.
    2.125%, 10/10/18.......................................   2,196   2,244,477
American International Group, Inc.
    5.600%, 10/18/16.......................................     968   1,040,687
    5.850%, 01/16/18.......................................     556     626,468
    2.300%, 07/16/19.......................................   1,500   1,526,436
Ameriprise Financial, Inc.
    5.650%, 11/15/15.......................................      72      74,683
Amgen, Inc.
    2.125%, 05/15/17.......................................   1,000   1,019,382
Amphenol Corp.
    2.550%, 01/30/19.......................................   3,800   3,896,167
Anadarko Petroleum Corp.
    5.950%, 09/15/16.......................................   1,355   1,449,304
Anheuser-Busch Cos., LLC
    5.050%, 10/15/16.......................................     379     405,096
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.......................................   1,717   1,732,532
Anthem, Inc.
    1.250%, 09/10/15.......................................   2,000   2,006,522

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
UNITED STATES -- (Continued)
    5.875%, 06/15/17....................................... $   117 $   128,756
    1.875%, 01/15/18.......................................   3,000   3,037,611
Apache Corp.
    5.625%, 01/15/17.......................................     527     570,496
    1.750%, 04/15/17.......................................     358     359,849
Apple, Inc.
    1.000%, 05/03/18.......................................  10,572  10,528,634
#   2.100%, 05/06/19.......................................   4,000   4,127,804
Applied Materials, Inc.
    2.650%, 06/15/16.......................................     297     303,478
Assurant, Inc.
    2.500%, 03/15/18.......................................     715     730,325
AT&T, Inc.
    2.500%, 08/15/15.......................................     810     818,383
    2.400%, 08/15/16.......................................     465     475,436
    1.600%, 02/15/17.......................................     358     360,829
Autodesk, Inc.
    1.950%, 12/15/17.......................................      75      75,774
AutoZone, Inc.
    6.950%, 06/15/16.......................................      54      58,432
    1.300%, 01/13/17.......................................   1,035   1,039,962
Avnet, Inc.
    6.000%, 09/01/15.......................................     143     146,925
Baker Hughes, Inc.
    7.500%, 11/15/18.......................................      66      79,493
Bank of America Corp.
    4.500%, 04/01/15.......................................     715     719,514
    3.750%, 07/12/16.......................................     715     740,878
    2.000%, 01/11/18.......................................     415     417,849
    2.600%, 01/15/19.......................................   2,000   2,041,864
Bank of New York Mellon Corp. (The)
    2.100%, 01/15/19.......................................   1,000   1,018,847
    2.200%, 05/15/19.......................................   1,500   1,531,161
Baxter International, Inc.
    1.850%, 06/15/18.......................................   4,400   4,445,399
BB&T Corp.
#   2.150%, 03/22/17.......................................     411     419,388
    1.450%, 01/12/18.......................................     141     141,477
    6.850%, 04/30/19.......................................   2,000   2,408,522
Beam Suntory, Inc.
    1.750%, 06/15/18.......................................   1,431   1,435,237
Becton Dickinson and Co.
    1.750%, 11/08/16.......................................   1,882   1,906,080
Berkshire Hathaway Finance Corp.
    0.950%, 08/15/16.......................................     715     720,339
    1.600%, 05/15/17.......................................      72      73,160
    1.300%, 05/15/18.......................................   7,264   7,294,531
Berkshire Hathaway, Inc.
    2.200%, 08/15/16.......................................     358     366,908
    1.900%, 01/31/17.......................................     358     365,470

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- ----------
UNITED STATES -- (Continued)
Boeing Capital Corp.
    2.900%, 08/15/18................................... $  546  $  574,435
Boston Scientific Corp.
    6.400%, 06/15/16...................................     72      76,957
    2.650%, 10/01/18...................................  2,000   2,040,206
Branch Banking & Trust Co.
    2.300%, 10/15/18...................................  1,073   1,104,223
Bristol-Myers Squibb Co.
    1.750%, 03/01/19...................................  1,500   1,519,220
Broadcom Corp.
#   2.700%, 11/01/18...................................  2,000   2,066,370
Brown-Forman Corp.
    1.000%, 01/15/18...................................    495     491,090
Buckeye Partners L.P.
    6.050%, 01/15/18...................................  1,310   1,454,113
    2.650%, 11/15/18...................................    261     261,130
Campbell Soup Co.
    3.050%, 07/15/17...................................  1,500   1,566,912
Capital One Bank USA NA
    2.300%, 06/05/19...................................  2,000   2,018,204
Capital One Financial Corp.
    2.150%, 03/23/15...................................    214     214,482
    2.450%, 04/24/19...................................    900     912,592
Cardinal Health, Inc.
    1.700%, 03/15/18...................................  1,919   1,928,937
CareFusion Corp.
    1.450%, 05/15/17...................................  1,650   1,651,472
Caterpillar Financial Services Corp.
    4.750%, 02/17/15...................................    250     250,411
    2.650%, 04/01/16...................................    572     586,118
    1.000%, 11/25/16...................................    715     718,978
    2.450%, 09/06/18...................................    545     564,849
CBS Corp.
    1.950%, 07/01/17...................................    621     628,469
    2.300%, 08/15/19...................................  2,000   2,016,472
Celgene Corp.
    2.450%, 10/15/15...................................    297     300,519
    2.250%, 05/15/19...................................  2,000   2,031,500
CenterPoint Energy Resources Corp.
    6.125%, 11/01/17...................................     39      43,818
CF Industries, Inc.
    6.875%, 05/01/18...................................  2,413   2,762,436
Charles Schwab Corp. (The)
    2.200%, 07/25/18...................................    372     381,246
Chevron Corp.
    1.104%, 12/05/17...................................    383     383,043
    1.718%, 06/24/18...................................  1,907   1,936,499
Cigna Corp.
    2.750%, 11/15/16...................................    739     761,630

                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- ----------
UNITED STATES -- (Continued)
Citigroup, Inc.
    4.450%, 01/10/17................................... $  501  $  530,735
#   6.000%, 08/15/17...................................    501     554,796
    2.500%, 09/26/18...................................    501     511,495
Clorox Co. (The)
    5.950%, 10/15/17...................................  1,800   2,014,988
CNA Financial Corp.
    6.500%, 08/15/16...................................  2,000   2,160,276
Coca-Cola Co. (The)
    1.150%, 04/01/18...................................  5,000   5,022,640
#   1.650%, 11/01/18...................................  4,543   4,613,148
Colgate-Palmolive Co.
    1.500%, 11/01/18...................................  5,393   5,468,507
Comcast Corp.
    6.500%, 01/15/17...................................  1,122   1,243,240
    6.300%, 11/15/17...................................    286     325,344
    5.700%, 05/15/18...................................    501     569,414
Comerica, Inc.
    3.000%, 09/16/15...................................    143     144,978
    2.125%, 05/23/19...................................  1,450   1,462,270
Computer Sciences Corp.
    6.500%, 03/15/18...................................    669     748,262
ConAgra Foods, Inc.
    1.900%, 01/25/18...................................  1,471   1,471,891
ConocoPhillips Co.
#   1.050%, 12/15/17...................................  1,334   1,328,760
Constellation Energy Group, Inc.
    4.550%, 06/15/15...................................    695     705,704
Costco Wholesale Corp.
    1.125%, 12/15/17...................................  1,216   1,219,254
CR Bard, Inc.
    1.375%, 01/15/18...................................    277     276,172
Crane Co.
    2.750%, 12/15/18...................................    608     623,655
CVS Health Corp.
    3.250%, 05/18/15...................................    360     362,941
    5.750%, 06/01/17...................................     22      24,358
    2.250%, 08/12/19...................................  2,500   2,554,772
Daimler Finance North America LLC
    1.450%, 08/01/16...................................  1,500   1,511,532
DCP Midstream Operating L.P.
    2.700%, 04/01/19...................................  1,035     996,768
Diamond Offshore Drilling, Inc.
    4.875%, 07/01/15...................................    111     112,738
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
    3.550%, 03/15/15...................................    644     646,237
Discovery Communications LLC
    3.700%, 06/01/15...................................  2,000   2,021,010
Dollar General Corp.
    1.875%, 04/15/18...................................    921     910,984

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- ----------
UNITED STATES -- (Continued)
Dominion Resources, Inc.
    1.950%, 08/15/16................................... $1,073  $1,088,610
    2.500%, 12/01/19...................................  2,000   2,051,770
Dover Corp.
    4.875%, 10/15/15...................................    429     442,563
Dow Chemical Co. (The)
    2.500%, 02/15/16...................................  1,297   1,319,263
Dr. Pepper Snapple Group, Inc.
    2.900%, 01/15/16...................................    861     878,242
Duke Energy Corp.
    3.350%, 04/01/15...................................    159     159,740
    1.625%, 08/15/17...................................    794     802,190
    2.100%, 06/15/18...................................  1,300   1,330,485
Eastman Chemical Co.
    3.000%, 12/15/15...................................    317     322,952
    2.400%, 06/01/17...................................    608     621,296
eBay, Inc.
    1.625%, 10/15/15...................................    165     166,170
    1.350%, 07/15/17...................................    123     122,588
Ecolab, Inc.
    1.000%, 08/09/15...................................    715     716,577
Edwards Lifesciences Corp.
    2.875%, 10/15/18...................................  1,000   1,032,464
EI du Pont de Nemours & Co.
    6.000%, 07/15/18...................................    708     811,326
EMC Corp.
    1.875%, 06/01/18...................................  1,767   1,787,888
Enbridge Energy Partners L.P.
    5.875%, 12/15/16...................................     72      77,781
Energy Transfer Partners L.P.
    5.950%, 02/01/15...................................  1,325   1,325,000
Enterprise Products Operating LLC
    5.000%, 03/01/15...................................     72      72,228
    1.250%, 08/13/15...................................    215     215,381
    3.200%, 02/01/16...................................    358     362,699
    6.650%, 04/15/18...................................  2,000   2,291,332
EOG Resources, Inc.
    2.950%, 06/01/15...................................    358     360,706
    2.500%, 02/01/16...................................    182     184,992
    5.875%, 09/15/17...................................    705     784,339
Exelon Corp.
    4.900%, 06/15/15...................................    966     980,682
Express Scripts Holding Co.
    3.125%, 05/15/16...................................  1,930   1,982,291
Exxon Mobil Corp.
#   0.921%, 03/15/17...................................  5,000   5,030,520
    1.819%, 03/15/19...................................  5,472   5,605,938
Fifth Third Bancorp
    3.625%, 01/25/16...................................  1,051   1,078,253
Fifth Third Bank
    1.450%, 02/28/18...................................  3,000   2,998,296

                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- ----------
UNITED STATES -- (Continued)
FMC Technologies, Inc.
    2.000%, 10/01/17................................... $1,120  $1,116,680
Ford Motor Credit Co. LLC
    5.000%, 05/15/18...................................  1,524   1,667,466
    2.375%, 03/12/19...................................  1,300   1,315,765
Freeport-McMoRan, Inc.
    2.150%, 03/01/17...................................    299     297,154
GATX Corp.
    1.250%, 03/04/17...................................  1,500   1,493,867
    2.500%, 07/30/19...................................    200     202,293
General Dynamics Corp.
    1.000%, 11/15/17...................................    551     550,549
General Electric Capital Corp.
    2.250%, 11/09/15...................................    143     145,081
    2.950%, 05/09/16...................................    286     294,559
    1.600%, 11/20/17...................................  3,000   3,035,775
Georgia Power Co.
    0.750%, 08/10/15...................................  1,028   1,028,981
    5.250%, 12/15/15...................................    217     225,906
Goldman Sachs Group, Inc. (The)
    3.625%, 02/07/16...................................  1,073   1,101,608
    6.250%, 09/01/17...................................  2,381   2,654,067
Google, Inc.
    2.125%, 05/19/16...................................  1,052   1,076,181
Halliburton Co.
    1.000%, 08/01/16...................................    651     652,784
    2.000%, 08/01/18...................................  3,970   4,014,210
Hartford Financial Services Group, Inc. (The)
    4.000%, 03/30/15...................................    143     143,764
Hershey Co. (The)
    4.850%, 08/15/15...................................     36      36,870
    1.500%, 11/01/16...................................    358     363,293
Hewlett-Packard Co.
    2.200%, 12/01/15...................................  1,379   1,394,194
    2.600%, 09/15/17...................................     72      74,060
    5.500%, 03/01/18...................................    358     398,789
    2.750%, 01/14/19...................................    340     349,687
Hillshire Brands Co. (The)
    2.750%, 09/15/15...................................     72      72,692
Home Depot, Inc. (The)
    5.400%, 03/01/16...................................     64      67,376
    2.250%, 09/10/18...................................  2,000   2,073,304
HSBC Finance Corp.
    5.500%, 01/19/16...................................    143     149,315
HSBC USA, Inc.
    1.625%, 01/16/18...................................  1,130   1,138,664
    2.375%, 11/13/19...................................    481     491,152
Humana, Inc.
    2.625%, 10/01/19...................................  3,000   3,068,805

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- ----------
UNITED STATES -- (Continued)
Huntington Bancshares, Inc.
    2.600%, 08/02/18................................... $1,043  $1,065,171
Indiana Michigan Power Co.
    7.000%, 03/15/19...................................  2,000   2,399,760
Intel Corp.
    1.950%, 10/01/16...................................    859     878,322
International Business Machines Corp.
    1.250%, 02/08/18...................................    100     100,506
    1.950%, 02/12/19...................................    537     548,826
Intuit, Inc.
    5.750%, 03/15/17...................................  1,300   1,415,514
Jefferies Group LLC
#   5.125%, 04/13/18...................................    134     141,766
John Deere Capital Corp.
    2.000%, 01/13/17...................................    472     482,248
    1.200%, 10/10/17...................................  1,074   1,075,983
Johnson & Johnson
    2.150%, 05/15/16...................................    143     146,230
Johnson Controls, Inc.
    5.500%, 01/15/16...................................    450     470,205
    2.600%, 12/01/16...................................    401     411,910
JPMorgan Chase & Co.
    3.400%, 06/24/15...................................    179     181,037
    3.150%, 07/05/16...................................    859     883,609
    2.000%, 08/15/17...................................    125     126,703
#   2.350%, 01/28/19...................................  3,000   3,055,587
Kellogg Co.
#   1.875%, 11/17/16...................................    371     376,864
    1.750%, 05/17/17...................................    314     317,669
KeyBank NA
    1.100%, 11/25/16...................................    859     861,348
    1.650%, 02/01/18...................................  2,000   2,010,270
KeyCorp
    3.750%, 08/13/15...................................  1,275   1,296,173
Kimberly-Clark Corp.
    1.900%, 05/22/19...................................  2,000   2,031,072
Kinder Morgan Energy Partners L.P.
    3.500%, 03/01/16...................................    787     805,121
Kohl's Corp.
    6.250%, 12/15/17...................................    358     401,946
Kraft Foods Group, Inc.
    1.625%, 06/04/15...................................    838     840,581
Kroger Co. (The)
    1.200%, 10/17/16...................................    480     481,454
#   6.400%, 08/15/17...................................  1,170   1,311,213
Laboratory Corp. of America Holdings
    2.200%, 08/23/17...................................  1,633   1,654,952
Legg Mason, Inc.
    2.700%, 07/15/19...................................  3,000   3,067,662

                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- ----------
UNITED STATES -- (Continued)
Lockheed Martin Corp.
    2.125%, 09/15/16................................... $   95  $   97,061
Loews Corp.
    5.250%, 03/15/16...................................    143     150,140
Lorillard Tobacco Co.
    2.300%, 08/21/17...................................  1,797   1,819,098
Lowe's Cos., Inc.
    5.000%, 10/15/15...................................    715     737,806
Marathon Oil Corp.
    0.900%, 11/01/15...................................  1,274   1,272,501
Marriott International, Inc.
    3.000%, 03/01/19...................................  2,960   3,084,595
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17...................................    650     662,862
MasterCard, Inc.
#   2.000%, 04/01/19...................................  4,050   4,158,540
Mattel, Inc.
    2.350%, 05/06/19...................................  3,000   3,021,774
Maxim Integrated Products, Inc.
    2.500%, 11/15/18...................................  2,000   2,031,172
McDonald's Corp.
    5.350%, 03/01/18...................................    286     320,673
    5.000%, 02/01/19...................................  4,506   5,108,249
McKesson Corp.
    1.400%, 03/15/18...................................  2,740   2,734,262
Medtronic, Inc.
    3.000%, 03/15/15...................................    465     466,390
Merck Sharp & Dohme Corp.
    4.750%, 03/01/15...................................    215     215,720
MetLife, Inc.
    5.000%, 06/15/15...................................    358     364,288
Microsoft Corp.
    2.500%, 02/08/16...................................    787     804,955
Molson Coors Brewing Co.
    2.000%, 05/01/17...................................     70      70,954
Mondelez International, Inc.
#   2.250%, 02/01/19...................................  2,000   2,022,852
Monsanto Co.
    1.850%, 11/15/18...................................  2,155   2,179,201
Morgan Stanley
    3.800%, 04/29/16...................................    100     103,405
    4.750%, 03/22/17...................................  1,829   1,953,720
#   2.375%, 07/23/19...................................  3,000   3,026,673
MUFG Union Bank NA
    3.000%, 06/06/16...................................  1,996   2,051,110
Mylan, Inc.
    2.550%, 03/28/19...................................  1,097   1,115,404
NetApp, Inc.
    2.000%, 12/15/17...................................    715     722,170
Newell Rubbermaid, Inc.
    6.250%, 04/15/18...................................    930   1,053,371

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- ----------
UNITED STATES -- (Continued)
NextEra Energy Capital Holdings, Inc.
    2.600%, 09/01/15................................... $1,073  $1,085,406
    2.400%, 09/15/19...................................  1,950   1,991,976
Nisource Finance Corp.
    6.400%, 03/15/18...................................    215     246,724
Northeast Utilities
    1.450%, 05/01/18...................................  1,235   1,230,755
Northrop Grumman Corp.
    1.750%, 06/01/18...................................  2,095   2,104,855
Nucor Corp.
#   5.750%, 12/01/17...................................  4,612   5,142,578
NYSE Euronext
    2.000%, 10/05/17...................................  1,350   1,373,285
Occidental Petroleum Corp.
    2.500%, 02/01/16...................................    384     390,654
    1.750%, 02/15/17...................................    705     714,748
Ohio Power Co.
    6.000%, 06/01/16...................................    143     152,730
Omnicom Group, Inc.
    5.900%, 04/15/16...................................    707     746,368
ONEOK Partners L.P.
    6.150%, 10/01/16...................................    836     891,439
Oracle Corp.
    5.250%, 01/15/16...................................    286     299,153
    1.200%, 10/15/17...................................  1,665   1,672,955
PACCAR Financial Corp.
#   0.750%, 08/14/15...................................    715     716,525
    1.600%, 03/15/17...................................     33      33,462
PepsiCo, Inc.
    0.750%, 03/05/15...................................    114     114,046
    5.000%, 06/01/18...................................    670     748,107
#   2.250%, 01/07/19...................................  1,000   1,034,149
Pfizer, Inc.
#   1.500%, 06/15/18...................................  1,252   1,271,030
PG&E Corp.
    2.400%, 03/01/19...................................  2,074   2,114,862
Philip Morris International, Inc.
    2.500%, 05/16/16...................................  1,000   1,024,836
    1.625%, 03/20/17...................................    358     363,686
Pioneer Natural Resources Co.
    6.875%, 05/01/18...................................  2,000   2,264,124
Plains All American Pipeline L.P. / PAA Finance Corp.
    6.500%, 05/01/18...................................    900   1,027,117
PNC Funding Corp.
    2.700%, 09/19/16...................................  1,000   1,028,432
PPG Industries, Inc.
    1.900%, 01/15/16...................................    275     277,686
Praxair, Inc.
#   1.250%, 11/07/18...................................    888     884,046

                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- ----------
UNITED STATES -- (Continued)
Precision Castparts Corp.
    0.700%, 12/20/15................................... $2,000  $2,002,018
Progress Energy, Inc.
    5.625%, 01/15/16...................................    143     149,527
Prudential Financial, Inc.
    3.000%, 05/12/16...................................  1,294   1,328,457
PSEG Power LLC
    2.450%, 11/15/18...................................  2,499   2,547,483
Quest Diagnostics, Inc.
    5.450%, 11/01/15...................................     72      74,410
    3.200%, 04/01/16...................................  1,343   1,377,248
    2.700%, 04/01/19...................................  1,300   1,321,256
Questar Corp.
    2.750%, 02/01/16...................................    672     684,435
Qwest Corp.
    6.500%, 06/01/17...................................     72      78,754
Raymond James Financial, Inc.
    4.250%, 04/15/16...................................  1,000   1,045,318
Raytheon Co.
    6.750%, 03/15/18...................................    293     340,765
Republic Services, Inc.
    3.800%, 05/15/18...................................    388     413,386
Roper Industries, Inc.
    2.050%, 10/01/18...................................    135     135,716
Ryder System, Inc.
    2.500%, 03/01/18...................................    250     257,357
    2.350%, 02/26/19...................................  2,000   2,023,564
Sempra Energy
    6.500%, 06/01/16...................................    921     989,851
Southern Power Co.
    4.875%, 07/15/15...................................    143     145,686
Starbucks Corp.
    0.875%, 12/05/16...................................    752     753,369
    2.000%, 12/05/18...................................  1,183   1,216,199
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18...................................    367     423,223
State Street Corp.
    2.875%, 03/07/16...................................    429     440,221
Stryker Corp.
    1.300%, 04/01/18...................................  1,500   1,498,425
SunTrust Banks, Inc.
    3.600%, 04/15/16...................................    715     737,584
Symantec Corp.
    2.750%, 06/15/17...................................    358     365,768
Target Corp.
    6.000%, 01/15/18...................................  1,400   1,592,745
#   2.300%, 06/26/19...................................  3,000   3,090,666
Tech Data Corp.
    3.750%, 09/21/17...................................    358     370,058

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- ----------
UNITED STATES -- (Continued)
Texas Instruments, Inc.
    2.375%, 05/16/16................................... $  662  $  678,805
Thermo Fisher Scientific, Inc.
    3.200%, 05/01/15...................................     93      93,601
    1.850%, 01/15/18...................................  2,166   2,182,213
Time Warner, Inc.
    5.875%, 11/15/16...................................    893     968,630
    2.100%, 06/01/19...................................  2,000   2,017,330
Total System Services, Inc.
    2.375%, 06/01/18...................................  3,000   3,016,806
Toyota Motor Credit Corp.
    2.800%, 01/11/16...................................    751     767,684
    2.000%, 09/15/16...................................    358     365,747
    1.125%, 05/16/17...................................  3,000   3,015,903
    2.100%, 01/17/19...................................    572     586,117
Transatlantic Holdings, Inc.
    5.750%, 12/14/15...................................    100     103,870
Travelers Cos., Inc. (The)
    5.500%, 12/01/15...................................    608     633,261
Tyson Foods, Inc.
#   2.650%, 08/15/19...................................  2,000   2,055,912
Unilever Capital Corp.
#   2.750%, 02/10/16...................................    650     665,402
    2.200%, 03/06/19...................................  1,000   1,030,437
Union Pacific Corp.
#   2.250%, 02/15/19...................................  1,400   1,442,850
United Technologies Corp.
    4.875%, 05/01/15...................................     64      64,701
#   1.800%, 06/01/17...................................  1,006   1,027,253
UnitedHealth Group, Inc.
    6.000%, 06/15/17...................................    200     222,654
#   1.400%, 10/15/17...................................  1,444   1,455,097
    2.300%, 12/15/19...................................  1,400   1,438,367
US Bancorp
#   3.150%, 03/04/15...................................    215     215,558
    1.950%, 11/15/18...................................  1,000   1,015,202
    2.200%, 04/25/19...................................  2,000   2,047,478
Valero Energy Corp.
    6.125%, 06/15/17...................................    251     276,430
Verizon Communications, Inc.
    2.000%, 11/01/16...................................  1,245   1,265,139
    2.550%, 06/17/19...................................  1,000   1,026,478
Viacom, Inc.
    1.250%, 02/27/15...................................    165     165,070
    6.250%, 04/30/16...................................    358     381,815
    2.500%, 12/15/16...................................    572     586,572
#   2.200%, 04/01/19...................................  2,000   2,013,058
Wal-Mart Stores, Inc.
    0.600%, 04/11/16...................................    215     215,585
    2.800%, 04/15/16...................................    572     588,379
    5.375%, 04/05/17...................................    448     491,939

                                                         FACE
                                                        AMOUNT^
                                                         (000)     VALUE+
                                                        ------- ------------
UNITED STATES -- (Continued)
    1.125%, 04/11/18................................... $11,351 $ 11,377,959
#   1.950%, 12/15/18...................................     490      502,201
Walgreen Co.
    1.000%, 03/13/15...................................     990      990,652
    1.800%, 09/15/17...................................     644      651,252
    5.250%, 01/15/19...................................      34       38,397
Walt Disney Co. (The)
    1.125%, 02/15/17...................................   1,214    1,224,143
Waste Management, Inc.
    2.600%, 09/01/16...................................   1,465    1,501,769
Wells Fargo & Co.
    1.500%, 07/01/15...................................     501      503,423
    2.625%, 12/15/16...................................     762      785,523
    2.100%, 05/08/17...................................     552      563,794
Western Gas Partners L.P.
    2.600%, 08/15/18...................................   1,875    1,896,114
Western Union Co. (The)
    5.930%, 10/01/16...................................     566      608,019
Whirlpool Corp.
    7.750%, 07/15/16...................................     358      392,518
Williams Partners L.P.
    3.800%, 02/15/15...................................     237      237,209
Wyndham Worldwide Corp.
    2.500%, 03/01/18...................................   1,805    1,820,653
Xerox Corp.
    4.250%, 02/15/15...................................     710      710,922
    2.950%, 03/15/17...................................   2,000    2,066,670
Xilinx, Inc.
    2.125%, 03/15/19...................................   2,500    2,536,522
Yum! Brands, Inc.
    6.250%, 04/15/16...................................     647      686,591
    6.250%, 03/15/18...................................      58       65,275
                                                                ------------
TOTAL UNITED STATES....................................          412,656,346
                                                                ------------
TOTAL BONDS............................................          642,071,040
                                                                ------------
AGENCY OBLIGATIONS -- (3.6%)
Federal Home Loan Bank
    0.500%, 11/20/15...................................     645      646,442
    4.875%, 05/17/17...................................   1,180    1,291,626
Federal Home Loan Mortgage Corporation
    5.125%, 10/18/16...................................     358      385,925
    5.000%, 04/18/17...................................   1,002    1,098,599
    1.250%, 05/12/17...................................   5,358    5,429,026
    1.000%, 07/28/17...................................     429      432,483
    1.000%, 09/29/17...................................      66       66,471
    3.750%, 03/27/19...................................   4,000    4,424,280
    1.750%, 05/30/19...................................   4,000    4,116,204
Federal National Mortgage Association
    4.875%, 12/15/16...................................   1,073    1,162,983

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                        ---------- ------------
      1.250%, 01/30/17................................. $      358 $    362,918
      5.000%, 02/13/17.................................        358      389,912
      0.750%, 04/20/17.................................      5,300    5,313,647
      1.875%, 09/18/18.................................        715      736,032
Tennessee Valley Authority
      1.750%, 10/15/18.................................        715      731,098
                                                                   ------------
TOTAL AGENCY OBLIGATIONS...............................              26,587,646
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- (4.0%)
Treasury Inflation Protected Security
(p)   ^^^0.125%, 04/15/17..............................      6,500    6,852,291
^^^   0.125%, 04/15/18.................................      2,900    3,015,681
(p)   ^^^0.125%, 04/15/19..............................     18,500   18,989,396
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS........................              28,857,368
                                                                   ------------

                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                          (000)
                                                        ----------
SECURITIES LENDING COLLATERAL -- (4.3%)
(S)@  DFA Short Term Investment Fund...................  2,713,305   31,392,935
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $722,448,411)^^................................            $728,908,989
                                                                   ============

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------
                                    LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                    ------- ------------  ------- ------------
Bonds
   Australia.......................   --    $ 27,086,252    --    $ 27,086,252
   Austria.........................   --       1,931,614    --       1,931,614
   Canada..........................   --      60,968,751    --      60,968,751
   Denmark.........................   --         716,539    --         716,539
   Finland.........................   --       7,774,380    --       7,774,380
   France..........................   --      19,740,493    --      19,740,493
   Germany.........................   --      14,904,479    --      14,904,479
   Italy...........................   --       2,105,190    --       2,105,190
   Japan...........................   --      12,582,478    --      12,582,478
   Netherlands.....................   --      27,317,245    --      27,317,245
   Norway..........................   --       3,667,748    --       3,667,748
   Supranational Organization
     Obligations...................   --      21,860,828    --      21,860,828
   Sweden..........................   --       8,056,262    --       8,056,262
   Switzerland.....................   --       5,318,359    --       5,318,359
   United Kingdom..................   --      15,384,076    --      15,384,076
   United States...................   --     412,656,346    --     412,656,346
Agency Obligations.................   --      26,587,646    --      26,587,646
U.S. Treasury Obligations..........   --      28,857,368    --      28,857,368
Securities Lending Collateral......   --      31,392,935    --      31,392,935
Swap Agreements**..................   --     (17,191,681)   --     (17,191,681)
Forward Currency Contracts**.......   --           6,572    --           6,572
                                      --    ------------    --    ------------
TOTAL..............................   --    $711,723,880    --    $711,723,880
                                      ==    ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      DFA MUNICIPAL REAL RETURN PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
MUNICIPAL BONDS -- (95.1%)

ALASKA -- (3.6%)
Borough of North Slope (GO) Series C
     3.000%, 06/30/18.................................... $  500 $  535,485
City of Anchorage (GO) Series B
     5.000%, 09/01/21....................................    900  1,107,279
     5.000%, 09/01/23....................................    600    760,098
                                                                 ----------
TOTAL ALASKA.............................................         2,402,862
                                                                 ----------
ARIZONA -- (7.4%)
City of Phoenix (GO)
     4.000%, 07/01/20....................................  1,500  1,724,370
City of Tempe (GO) Series C
     4.000%, 07/01/22....................................  1,400  1,641,304
Maricopa County High School District No. 210-Phoenix
(GO)
     3.000%, 07/01/23....................................    650    718,627
Scottsdale Municipal Property Corp. (RB) Series A
     3.000%, 07/01/21....................................    805    888,881
                                                                 ----------
TOTAL ARIZONA............................................         4,973,182
                                                                 ----------
ARKANSAS -- (1.6%)
Arkansas State (GO)
     5.000%, 04/01/21....................................    900  1,100,025
                                                                 ----------
COLORADO -- (0.5%)
Boulder County (RB)
     5.000%, 07/15/18....................................    100    113,849
City & County of Denver (GO) Series A
     5.000%, 08/01/17....................................    200    221,890
                                                                 ----------
TOTAL COLORADO...........................................           335,739
                                                                 ----------
CONNECTICUT -- (1.6%)
Connecticut State (GO) Series A
     5.000%, 10/15/19....................................    300    353,262
Connecticut State (GO) Series E
     4.000%, 08/15/17....................................    700    758,023
                                                                 ----------
TOTAL CONNECTICUT........................................         1,111,285
                                                                 ----------
FLORIDA -- (1.2%)
Florida State (GO) Series B
     5.000%, 06/01/23....................................    650    815,269
                                                                 ----------
GEORGIA -- (1.2%)
Georgia State (GO) Series C
     5.000%, 10/01/21....................................    650    804,317
                                                                 ----------
HAWAII -- (1.1%)
Hawaii State (GO) Series DK
     5.000%, 05/01/17....................................    700    769,629
                                                                 ----------

                                                         FACE
                                                        AMOUNT
                                                        (000)    VALUE+
                                                        ------ ----------
HAWAII -- (Continued)
IOWA -- (1.6%)
City of Ankeny (GO) Series G
    5.000%, 06/01/19................................... $  910 $1,067,485
                                                               ----------
KANSAS -- (3.4%)
City of Lenexa (GO) Series A
    5.000%, 09/01/21...................................    600    737,760
Johnson County (GO) Series B
    5.000%, 09/01/22...................................    755    940,481
Johnson County Unified School District No. 512 Shawnee
  Mission (GO)
    5.000%, 10/01/17...................................    400    445,668
Kansas State Department of Transportation (RB) Series C
    5.000%, 09/01/19...................................    125    147,611
                                                               ----------
TOTAL KANSAS...........................................         2,271,520
                                                               ----------
LOUISIANA -- (2.5%)
Louisiana State (GO) Series C
    5.000%, 07/15/22...................................    250    310,440
    5.000%, 08/01/23...................................    500    628,605
Louisiana State (GO) Series D-2
    5.000%, 12/01/21...................................    600    739,680
                                                               ----------
TOTAL LOUISIANA........................................         1,678,725
                                                               ----------
MARYLAND -- (6.0%)
Baltimore County (GO)
    5.000%, 08/01/21...................................    500    615,510
City of Baltimore (GO) Series B
    5.000%, 10/15/22...................................    645    800,045
Maryland State (GO)
    5.000%, 03/01/19...................................  1,000  1,166,740
Prince George's County (GO) Series B
    5.000%, 09/15/18...................................    650    747,298
Washington Suburban Sanitary Commission (GO)
    5.000%, 06/01/18...................................    650    740,773
                                                               ----------
TOTAL MARYLAND.........................................         4,070,366
                                                               ----------
MASSACHUSETTS -- (3.6%)
Commonwealth of Massachusetts (GO) Series B
    5.250%, 08/01/21...................................    500    621,510
Commonwealth of Massachusetts (GO) Series C
    5.000%, 08/01/20...................................    650    783,575
Massachusetts Clean Water Trust (The) (RB)
    5.000%, 08/01/20...................................    400    482,912

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT
                                                         (000)    VALUE+
                                                         ------ ----------
MASSACHUSETTS -- (Continued)
Town of Medfield (GO)
     3.000%, 09/15/19................................... $  510 $  556,119
                                                                ----------
TOTAL MASSACHUSETTS.....................................         2,444,116
                                                                ----------
MICHIGAN -- (1.2%)
Michigan State (GO)
     5.000%, 11/01/19...................................    700    827,204
                                                                ----------
MINNESOTA -- (6.9%)
City of Edina (GO) Series B
     3.000%, 02/01/19...................................  1,000  1,085,850
City of Rochester (GO) Series A
     5.000%, 02/01/18...................................    650    734,052
Minnesota State (GO) Series D
     5.000%, 08/01/18...................................    650    746,245
Minnesota State (GO) Series E
     2.000%, 08/01/19...................................  1,000  1,048,770
State Paul Public Library Agency (GO) Series C
     5.000%, 03/01/20...................................    900  1,077,705
                                                                ----------
TOTAL MINNESOTA.........................................         4,692,622
                                                                ----------
MISSISSIPPI -- (1.7%)
Madison County School District (GO)
     3.500%, 12/01/19...................................    350    388,840
Mississippi State (GO)
     5.000%, 11/01/20...................................    600    726,126
                                                                ----------
TOTAL MISSISSIPPI.......................................         1,114,966
                                                                ----------
NEVADA -- (2.7%)
City of Henderson NV (GO)
     5.000%, 06/01/21...................................    600    731,922
Washoe County School District (GO) Series F
     5.000%, 06/01/21...................................    900  1,087,569
                                                                ----------
TOTAL NEVADA............................................         1,819,491
                                                                ----------
NEW HAMPSHIRE -- (0.4%)
City of Dover (GO) Series C
     5.000%, 07/01/20...................................    220    263,903
                                                                ----------
NEW YORK -- (1.2%)
City of New York (GO) Series J
     5.000%, 08/01/22...................................    650    798,746
                                                                ----------
NORTH CAROLINA -- (1.1%)
North Carolina State (GO) Series A
(f)  5.000%, 03/01/17...................................    700    765,856
                                                                ----------

                                                          FACE
                                                         AMOUNT
                                                         (000)    VALUE+
                                                         ------ ----------
OHIO -- (3.2%)
Beavercreek City School District (GO) (AGM)
     5.000%, 12/01/18................................... $  525 $  603,393
City of Columbus (GO) Series A
     5.000%, 02/15/20...................................    650    778,304
Ohio State (GO) Series B
     5.000%, 08/01/20...................................    650    783,191
                                                                ----------
TOTAL OHIO..............................................         2,164,888
                                                                ----------
OKLAHOMA -- (2.8%)
Tulsa County Independent School District No. 1 Tulsa
(GO) Series B
     2.000%, 01/01/19...................................  1,800  1,875,870
                                                                ----------
OREGON -- (1.4%)
Oregon State (GO) Series A
     5.000%, 05/01/21...................................    800    979,576
                                                                ----------
PENNSYLVANIA -- (1.1%)
Pennsylvania Economic Dev. Financing Authority (RB)
  Series A
     5.000%, 01/01/18...................................    650    731,926
                                                                ----------
RHODE ISLAND -- (1.1%)
Rholde Island State (GO) Series D
     5.000%, 08/01/22...................................    600    738,252
                                                                ----------
SOUTH CAROLINA -- (2.5%)
Beaufort County (GO) Series A (ST AID WITHHLDG)
     4.000%, 03/01/22...................................    640    747,014
Charleston County School District Dev. Corp. (GO)
  Series A (SCSDE)
     5.000%, 02/01/21...................................    800    973,696
                                                                ----------
TOTAL SOUTH CAROLINA....................................         1,720,710
                                                                ----------
TENNESSEE -- (4.8%)
City of Kingsport (GO) Series A
     5.000%, 09/01/21...................................    510    626,377
Shelby County (GO) Series A
     5.000%, 04/01/20...................................  1,500  1,800,060
Sumner County (GO)
     5.000%, 06/01/21...................................    650    793,799
                                                                ----------
TOTAL TENNESSEE.........................................         3,220,236
                                                                ----------
TEXAS -- (7.4%)
City of Dallas (GO)
     5.000%, 02/15/19...................................  1,600  1,859,088
City of Houston (GO) Series A
     5.000%, 03/01/18...................................    300    339,174

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                         ---------- -----------
TEXAS -- (Continued)
Humble Independent School District (GO) Series A
  (PSF-GTD).............................................
     2.000%, 02/15/19................................... $      660 $   688,142
Plano Independent School District (GO) (PSF-GTD)
     5.000%, 02/15/17...................................        100     109,144
Texas State (GO)
     5.000%, 04/01/19...................................      1,150   1,342,521
University of Texas System (The) (RB) Series C
     5.000%, 08/15/19...................................        100     117,966
Ysleta Independent School District (GO) Series A
  (PSF-GTD)
     5.000%, 08/15/20...................................        460     555,179
                                                                    -----------
TOTAL TEXAS.............................................              5,011,214
                                                                    -----------
UTAH -- (3.9%)
Tooele County School District (GO) Series B (SCH BD GTY)
     5.000%, 06/01/22...................................        650     805,721
Utah State (GO) Series C
(f)  5.000%, 07/01/19...................................        900   1,060,830
Weber School District (GO) (SCH BD GTY)
     5.000%, 06/15/21...................................        650     798,655
                                                                    -----------
TOTAL UTAH..............................................              2,665,206
                                                                    -----------
VERMONT -- (2.3%)
Vermont State (GO) Series C
     4.000%, 08/15/23...................................      1,300   1,549,002
                                                                    -----------
VIRGINIA -- (6.7%)
City of Manassas (GO) Series C (ST AID WITHHLDG)
     5.000%, 07/01/21...................................      1,040   1,277,286
City of Richmond (GO) Series A (ST AID WITHHLDG)
     5.000%, 03/01/21...................................        900   1,095,075
City of Virginia Beach (GO) Series A
     4.000%, 08/01/17...................................        650     703,729
Fairfax County (GO) Series B (ST AID WITHHLDG)
     5.000%, 10/01/18...................................        400     460,916
Virginia Public Building Authority (RB) Series C
     5.000%, 08/01/23...................................        600     753,786
Virginia Resources Authority (RB) Series D
     5.000%, 11/01/20...................................        200     242,412
                                                                    -----------
TOTAL VIRGINIA..........................................              4,533,204
                                                                    -----------

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                         ---------- -----------
WASHINGTON -- (4.7%)
City of Seattle Water System Revenue (RB)
     5.000%, 09/01/19................................... $      190 $   223,622
Clark County School District No. 119 Battleground (GO)
  (SCH BD GTY)
     4.000%, 12/01/21...................................        510     594,930
King County (GO) Series A
     5.000%, 07/01/20...................................        700     840,917
Washington State (GO) Series A
     5.000%, 08/01/21...................................        500     611,325
Washington State (GO) Series R-2012C
     4.000%, 07/01/21...................................        150     173,724
Washington State (GO) Series R-2015
     5.000%, 07/01/18...................................        650     742,079
                                                                    -----------
TOTAL WASHINGTON........................................              3,186,597
                                                                    -----------
WISCONSIN -- (2.7%)
City of Milwaukee (GO) Series N1
     5.000%, 02/01/19...................................        100     115,741
City of Oshkosh (GO) Series B
     3.000%, 12/01/23...................................        650     707,831
Wisconsin State (GO) Series 2
     5.000%, 11/01/20...................................        800     968,168
                                                                    -----------
TOTAL WISCONSIN.........................................              1,791,740
                                                                    -----------
TOTAL MUNICIPAL BONDS...................................             64,295,729
                                                                    -----------

                                                           SHARES
                                                         ----------
TEMPORARY CASH INVESTMENTS -- (4.9%)
     JPMorgan Tax Free Money Market Fund................  3,338,755   3,338,755
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $66,744,815)^^..................................            $67,634,484
                                                                    ===========

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   -------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                   ---------- -----------  ------- -----------
Municipal Bonds...................         -- $64,295,729    --    $64,295,729
Temporary Cash Investments........ $3,338,755          --    --      3,338,755
Swap Agreements**.................         --    (691,641)   --       (691,641)
                                   ---------- -----------    --    -----------
TOTAL............................. $3,338,755 $63,604,088    --    $66,942,843
                                   ========== ===========    ==    ===========

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                        SHARES  VALUE+
                                                        ------ --------
COMMON STOCKS -- (88.5%)

Consumer Discretionary -- (15.0%)
*   1-800-Flowers.com, Inc. Class A....................   600  $  4,734
#   Aaron's, Inc....................................... 1,900    60,154
#   Abercrombie & Fitch Co. Class A....................   400    10,208
    Advance Auto Parts, Inc............................   200    31,800
#*  Aeropostale, Inc................................... 1,830     4,465
    AH Belo Corp. Class A..............................   600     5,412
*   Amazon.com, Inc....................................   700   248,171
*   AMC Networks, Inc. Class A.........................   250    16,675
*   America's Car-Mart, Inc............................   400    21,244
*   American Axle & Manufacturing Holdings, Inc........   800    19,480
#   American Eagle Outfitters, Inc..................... 2,800    39,312
*   American Public Education, Inc.....................   300    10,071
*   ANN, Inc........................................... 1,000    33,100
*   Apollo Education Group, Inc. Class A............... 1,300    32,838
*   Asbury Automotive Group, Inc.......................   900    66,789
*   Ascena Retail Group, Inc........................... 1,500    17,340
*   Ascent Capital Group, Inc. Class A.................   200     8,462
#   Autoliv, Inc.......................................   600    63,636
#*  AutoNation, Inc.................................... 1,520    90,622
*   AutoZone, Inc......................................   200   119,392
*   Ballantyne Strong, Inc.............................   500     2,045
#*  Barnes & Noble, Inc................................ 1,693    39,769
    Beasley Broadcast Group, Inc. Class A..............   300     1,566
#*  Bed Bath & Beyond, Inc............................. 1,568   117,239
*   Belmond, Ltd. Class A.............................. 1,713    18,826
    Best Buy Co., Inc.................................. 2,340    82,368
    Big 5 Sporting Goods Corp..........................   600     7,146
    Big Lots, Inc...................................... 1,158    53,164
*   Biglari Holdings, Inc..............................    60    24,838
*   Bloomin' Brands, Inc...............................   586    14,483
*   Blue Nile, Inc.....................................    47     1,461
    Bob Evans Farms, Inc...............................   700    39,459
*   Books-A-Million, Inc...............................   600     1,512
    BorgWarner, Inc.................................... 1,435    77,504
*   Bravo Brio Restaurant Group, Inc...................   181     2,380
#*  Bridgepoint Education, Inc.........................   721     7,116
*   Bright Horizons Family Solutions, Inc..............   272    13,206
    Brinker International, Inc.........................   525    30,676
    Brown Shoe Co., Inc................................ 1,300    36,907
#   Brunswick Corp..................................... 1,022    55,474
#   Buckle, Inc. (The).................................   400    20,316
#*  Buffalo Wild Wings, Inc............................   200    35,664
*   Build-A-Bear Workshop, Inc.........................   500    10,310
#*  Cabela's, Inc......................................   700    38,465
#   Cablevision Systems Corp. Class A.................. 1,005    19,015
    Callaway Golf Co...................................   980     7,997
*   Cambium Learning Group, Inc........................ 1,078     2,706
    Capella Education Co...............................   231    15,706
#*  CarMax, Inc........................................ 1,641   101,906
*   Carmike Cinemas, Inc...............................   300     8,301
    Carnival Corp......................................   982    43,169

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Consumer Discretionary -- (Continued)
*   Carrols Restaurant Group, Inc......................    433 $  3,447
    Carter's, Inc......................................  1,000   81,490
    Cato Corp. (The) Class A...........................    700   29,680
*   Cavco Industries, Inc..............................    200   14,702
    CBS Corp. Class B..................................  2,800  153,468
*   Charter Communications, Inc. Class A...............    336   50,775
#   Cheesecake Factory, Inc. (The).....................  1,265   66,425
    Chico's FAS, Inc...................................  2,100   35,028
#   Children's Place, Inc. (The).......................    500   29,975
    Choice Hotels International, Inc...................    490   28,150
*   Christopher & Banks Corp...........................    700    3,647
    Cinemark Holdings, Inc.............................  1,436   53,376
    Coach, Inc.........................................    500   18,595
    Columbia Sportswear Co.............................    800   34,000
    Comcast Corp. Class A.............................. 12,595  669,361
#   Comcast Corp. Special Class A......................  2,900  153,410
#*  Conn's, Inc........................................    989   15,567
    Cooper Tire & Rubber Co............................  1,440   50,098
    Core-Mark Holding Co., Inc.........................    400   26,672
#   Cracker Barrel Old Country Store, Inc..............    400   53,804
*   Crocs, Inc.........................................  1,302   13,801
    CST Brands, Inc....................................  1,621   69,865
    Culp, Inc..........................................    500   10,045
#*  Cumulus Media, Inc. Class A........................    400    1,392
#   Dana Holding Corp..................................  4,036   84,231
    Darden Restaurants, Inc............................    500   30,690
#*  Deckers Outdoor Corp...............................    400   26,420
    Delphi Automotive P.L.C............................    500   34,365
    Destination Maternity Corp.........................    400    6,124
    DeVry Education Group, Inc.........................  1,197   50,765
*   Diamond Resorts International, Inc.................      2       57
    Dick's Sporting Goods, Inc.........................    841   43,438
    Dillard's, Inc. Class A............................  1,200  136,320
    DineEquity, Inc....................................    566   60,420
*   DIRECTV............................................    802   68,395
*   Discovery Communications, Inc......................    900   25,092
#*  Discovery Communications, Inc. Class A.............    300    8,696
*   DISH Network Corp. Class A.........................    200   14,070
#*  Dixie Group, Inc. (The)............................    400    3,232
*   Dollar General Corp................................  1,776  119,099
*   Dollar Tree, Inc...................................    986   70,105
#   Domino's Pizza, Inc................................    600   59,430
#*  Dorman Products, Inc...............................    800   36,584
    DR Horton, Inc.....................................  2,100   51,492
#*  DreamWorks Animation SKG, Inc. Class A.............    700   13,069
*   Drew Industries, Inc...............................    407   20,464
    DSW, Inc. Class A..................................    600   21,336
#   Dunkin' Brands Group, Inc..........................    926   43,809
#   Ethan Allen Interiors, Inc.........................    800   21,776
#*  EW Scripps Co. (The) Class A.......................  1,151   22,709
    Expedia, Inc.......................................    571   49,066
*   Express, Inc.......................................  1,624   21,242
    Family Dollar Stores, Inc..........................    500   38,050

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Consumer Discretionary -- (Continued)
*   Federal-Mogul Holdings Corp........................  1,897 $ 25,666
#*  Fiesta Restaurant Group, Inc.......................    433   25,577
    Finish Line, Inc. (The) Class A....................    700   16,520
#*  Five Below, Inc....................................    172    5,731
#   Foot Locker, Inc...................................  2,500  133,050
    Ford Motor Co...................................... 16,225  238,670
*   Fossil Group, Inc..................................    600   58,680
    Frisch's Restaurants, Inc..........................    100    2,770
#*  FTD Cos., Inc......................................    440   15,070
#*  G-III Apparel Group, Ltd...........................    600   58,320
#   GameStop Corp. Class A.............................  3,194  112,588
    Gannett Co., Inc...................................  2,062   63,943
#   Gap, Inc. (The)....................................    893   36,783
#   Garmin, Ltd........................................  1,300   68,068
    General Motors Co..................................  5,930  193,437
*   Genesco, Inc.......................................    400   28,580
    Gentex Corp........................................  3,360   56,078
*   Gentherm, Inc......................................    750   27,585
#   Genuine Parts Co...................................    500   46,470
    GNC Holdings, Inc. Class A.........................  1,404   62,253
    Goodyear Tire & Rubber Co. (The)...................    700   16,968
*   Grand Canyon Education, Inc........................    866   37,948
*   Gray Television, Inc...............................  1,180   11,163
    Group 1 Automotive, Inc............................    500   40,195
#*  Groupon, Inc.......................................  1,700   12,172
    Guess?, Inc........................................  1,374   25,804
    H&R Block, Inc.....................................    800   27,424
    Hanesbrands, Inc...................................    700   77,966
    Harley-Davidson, Inc...............................  2,100  129,570
    Harman International Industries, Inc...............    171   22,167
    Harte-Hanks, Inc...................................  1,200    8,724
#   Hasbro, Inc........................................    400   21,968
    Haverty Furniture Cos., Inc........................    600   14,658
*   Helen of Troy, Ltd.................................    522   39,265
*   hhgregg, Inc.......................................    800    4,392
#*  Hibbett Sports, Inc................................    267   12,560
    Home Depot, Inc. (The).............................  2,736  285,693
    Hooker Furniture Corp..............................    200    3,608
    HSN, Inc...........................................    596   46,154
#*  Hyatt Hotels Corp. Class A.........................    242   13,615
#*  Iconix Brand Group, Inc............................    900   29,916
    International Speedway Corp. Class A...............    600   17,454
    Interpublic Group of Cos., Inc. (The)..............  2,346   46,779
    Interval Leisure Group, Inc........................    900   20,772
#*  ITT Educational Services, Inc......................    200    1,454
    Jack in the Box, Inc...............................    700   59,353
*   JAKKS Pacific, Inc.................................    662    3,985
#*  JC Penney Co., Inc.................................  1,671   12,148
    John Wiley & Sons, Inc. Class A....................    940   58,242
    John Wiley & Sons, Inc. Class B....................     70    4,324
    Johnson Controls, Inc..............................  2,000   92,940
*   Journal Communications, Inc. Class A...............  1,600   16,080
*   K12, Inc...........................................    700    9,954

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Consumer Discretionary -- (Continued)
#   KB Home............................................ 1,375  $ 17,133
*   Kirkland's, Inc....................................   474    11,030
#   Kohl's Corp........................................ 1,498    89,461
#*  Krispy Kreme Doughnuts, Inc........................   900    17,523
    L Brands, Inc......................................   400    33,852
    La-Z-Boy, Inc......................................   800    21,352
*   Lakeland Industries, Inc...........................   200     1,700
#*  Lands' End, Inc....................................   270     9,366
#*  LeapFrog Enterprises, Inc.......................... 1,200     2,856
    Lear Corp.......................................... 1,021   102,457
*   Learning Tree International, Inc...................   500       995
#   Leggett & Platt, Inc...............................   460    19,610
#   Lennar Corp. Class A...............................   917    41,182
    Libbey, Inc........................................   853    27,902
*   Liberty Broadband Corp.............................   481    21,356
*   Liberty Broadband Corp. Class A....................   185     8,227
*   Liberty Global P.L.C. Class A...................... 1,460    68,211
*   Liberty Global P.L.C. Series C..................... 3,880   176,889
*   Liberty Interactive Corp. Class A.................. 2,169    59,344
*   Liberty Media Corp................................. 1,480    50,498
*   Liberty Media Corp. Class A........................   740    25,197
*   Liberty TripAdvisor Holdings, Inc. Class A.........   620    14,843
*   Liberty Ventures Series A..........................   928    34,661
#*  Life Time Fitness, Inc............................. 1,034    56,529
    Lifetime Brands, Inc...............................   500     7,890
#   Lincoln Educational Services Corp..................   300       780
#   Lions Gate Entertainment Corp......................   905    26,001
    Lithia Motors, Inc. Class A........................   600    50,820
*   Live Nation Entertainment, Inc..................... 3,300    78,441
*   LKQ Corp........................................... 3,200    82,592
*   Loral Space & Communications, Inc..................   200    14,382
    Lowe's Cos., Inc................................... 1,781   120,681
*   Luby's, Inc........................................ 1,000     4,880
#*  Lululemon Athletica, Inc...........................   200    13,248
#*  Lumber Liquidators Holdings, Inc...................   171    10,799
*   M/I Homes, Inc.....................................   500    10,320
#   Macy's, Inc........................................ 1,400    89,432
*   Madison Square Garden Co. (The) Class A............ 1,250    94,687
    Marcus Corp. (The).................................   500     9,430
*   MarineMax, Inc.....................................    15       383
#   Marriott International, Inc. Class A...............   600    44,700
    Marriott Vacations Worldwide Corp..................    70     5,355
#   Mattel, Inc........................................ 1,202    32,334
*   McClatchy Co. (The) Class A........................   127       319
    McDonald's Corp.................................... 1,800   166,392
#   MDC Holdings, Inc..................................   918    22,950
    Men's Wearhouse, Inc. (The)........................   922    42,845
    Meredith Corp......................................   800    41,648
#*  Meritage Homes Corp................................ 1,000    36,410
*   Michael Kors Holdings, Ltd.........................   126     8,920
*   Modine Manufacturing Co............................ 1,100    13,409
*   Mohawk Industries, Inc.............................   352    58,094
#   Monro Muffler Brake, Inc...........................   575    32,855

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Consumer Discretionary -- (Continued)
    Morningstar, Inc...................................    400 $ 26,636
    Movado Group, Inc..................................    600   14,418
*   Murphy USA, Inc....................................    566   39,512
    NACCO Industries, Inc. Class A.....................    200   11,010
*   Nautilus, Inc......................................    477    6,792
*   Netflix, Inc.......................................    100   44,180
#   New York Times Co. (The) Class A...................  2,379   29,952
    Newell Rubbermaid, Inc.............................    800   29,496
*   News Corp. Class A.................................  1,700   25,313
*   News Corp. Class B.................................    737   10,642
    NIKE, Inc. Class B.................................  1,400  129,150
    Nordstrom, Inc.....................................    500   38,100
*   NVR, Inc...........................................     13   16,305
*   O'Reilly Automotive, Inc...........................    500   93,680
#*  Office Depot, Inc.................................. 10,039   76,296
#   Omnicom Group, Inc.................................    900   65,520
*   Orbitz Worldwide, Inc..............................  1,300   11,999
#*  Outerwall, Inc.....................................    358   22,225
*   Overstock.com, Inc.................................    300    6,714
    Oxford Industries, Inc.............................    400   22,376
#*  Panera Bread Co. Class A...........................    100   17,186
    Papa John's International, Inc.....................    700   44,422
    Penske Automotive Group, Inc.......................  2,200  106,370
#*  Pep Boys-Manny, Moe & Jack (The)...................  1,200   10,116
    PetSmart, Inc......................................    500   40,852
#   Pier 1 Imports, Inc................................  1,294   21,752
#   Polaris Industries, Inc............................    402   58,125
    Pool Corp..........................................    553   34,402
*   Popeyes Louisiana Kitchen, Inc.....................    300   17,226
*   Priceline Group, Inc. (The)........................    100  100,948
    PulteGroup, Inc....................................  1,500   30,885
    PVH Corp...........................................    416   45,868
#*  Quiksilver, Inc....................................  4,300    8,041
    Ralph Lauren Corp..................................    500   83,445
*   Red Lion Hotels Corp...............................    600    3,852
*   Red Robin Gourmet Burgers, Inc.....................    400   31,000
#   Regal Entertainment Group Class A..................    600   12,696
    Remy International, Inc............................    289    6,147
    Rent-A-Center, Inc.................................  1,200   41,136
*   Restoration Hardware Holdings, Inc.................    300   26,259
    Rocky Brands, Inc..................................    200    2,742
    Ross Stores, Inc...................................    600   55,026
    Royal Caribbean Cruises, Ltd.......................  1,917  144,829
*   Ruby Tuesday, Inc..................................  1,500    9,030
    Ruth's Hospitality Group, Inc......................    695   10,091
#   Ryland Group, Inc. (The)...........................  1,048   42,077
#   Saga Communications, Inc. Class A..................    133    5,409
#   Salem Communications Corp. Class A.................    400    2,788
*   Sally Beauty Holdings, Inc.........................    900   27,972
#   Scripps Networks Interactive, Inc. Class A.........    400   28,436
*   Select Comfort Corp................................    580   17,307
    Service Corp. International........................  6,100  138,043
#*  Shiloh Industries, Inc.............................    600    7,338

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Consumer Discretionary -- (Continued)
#*  Shutterfly, Inc....................................   873  $ 38,299
    Signet Jewelers, Ltd...............................   333    40,330
#   Sinclair Broadcast Group, Inc. Class A.............   600    14,844
#*  Sirius XM Holdings, Inc............................ 3,200    11,360
    Six Flags Entertainment Corp....................... 1,000    42,960
#*  Skechers U.S.A., Inc. Class A......................   709    42,788
#   Sonic Automotive, Inc. Class A.....................   900    22,167
    Sonic Corp......................................... 1,000    30,270
#   Sotheby's..........................................   932    39,657
    Spartan Motors, Inc................................ 1,100     5,731
    Speedway Motorsports, Inc.......................... 1,314    29,289
    Stage Stores, Inc..................................   900    18,000
    Standard Motor Products, Inc.......................   448    16,334
#*  Standard Pacific Corp.............................. 3,900    27,378
#   Staples, Inc....................................... 4,555    77,663
    Starbucks Corp.....................................   500    43,765
    Starwood Hotels & Resorts Worldwide, Inc...........   500    35,985
#*  Starz.............................................. 1,190    35,129
    Stein Mart, Inc.................................... 1,300    17,888
*   Steven Madden, Ltd................................. 1,023    35,130
    Strattec Security Corp.............................    40     2,520
#   Sturm Ruger & Co., Inc.............................   300    12,120
#   Superior Industries International, Inc.............   800    14,600
    Superior Uniform Group, Inc........................   200     7,590
    Sypris Solutions, Inc..............................   700     1,677
*   Systemax, Inc......................................   988    12,913
    Tandy Leather Factory, Inc.........................   300     2,562
    Target Corp........................................ 3,100   228,191
*   Tempur Sealy International, Inc....................   600    33,018
*   Tenneco, Inc.......................................   800    41,136
#   Texas Roadhouse, Inc............................... 1,500    50,385
    Thor Industries, Inc............................... 1,040    58,604
    Tiffany & Co.......................................   400    34,656
    Time Warner Cable, Inc............................. 2,380   323,989
    Time Warner, Inc................................... 5,166   402,586
    Time, Inc..........................................   645    16,151
    TJX Cos., Inc. (The)...............................   885    58,357
#*  Toll Brothers, Inc................................. 1,000    34,620
*   Tower International, Inc...........................   500    11,835
#   Town Sports International Holdings, Inc............   288     1,895
#   Tractor Supply Co..................................   800    64,936
*   TripAdvisor, Inc...................................   300    20,103
*   TRW Automotive Holdings Corp.......................   770    79,441
#*  Tuesday Morning Corp...............................   600    10,620
    Tupperware Brands Corp.............................   400    27,044
    Twenty-First Century Fox, Inc. Class A............. 3,307   109,660
    Twenty-First Century Fox, Inc. Class B.............   895    28,506
*   Ulta Salon Cosmetics & Fragrance, Inc..............   200    26,388
#*  Under Armour, Inc. Class A.........................   400    28,832
#*  Unifi, Inc.........................................   666    21,465
*   Universal Electronics, Inc.........................   300    19,122
#*  Urban Outfitters, Inc.............................. 1,900    66,234
    Vail Resorts, Inc..................................   702    61,608

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Consumer Discretionary -- (Continued)
    VF Corp............................................   800  $    55,496
    Viacom, Inc. Class B............................... 1,000       64,420
*   Visteon Corp.......................................   910       88,224
#*  VOXX International Corp............................   850        6,800
    Walt Disney Co. (The).............................. 7,200      654,912
#   Wendy's Co. (The).................................. 6,286       66,254
*   West Marine, Inc...................................   500        6,000
    Whirlpool Corp.....................................   900      179,172
    Williams-Sonoma, Inc...............................   500       39,125
#   Winmark Corp.......................................    30        2,445
#   Winnebago Industries, Inc..........................   478        9,507
#   Wolverine World Wide, Inc.......................... 1,128       31,753
    Wyndham Worldwide Corp.............................   800       67,032
    Yum! Brands, Inc...................................   600       43,368
#*  Zumiez, Inc........................................   696       25,954
                                                               -----------
Total Consumer Discretionary...........................         15,047,268
                                                               -----------
Consumer Staples -- (5.0%)
#   Alico, Inc.........................................   200        9,508
    Andersons, Inc. (The)..............................   550       24,739
    Archer-Daniels-Midland Co.......................... 2,600      121,238
#   Avon Products, Inc................................. 1,700       13,158
#   B&G Foods, Inc..................................... 1,000       29,840
#*  Boulder Brands, Inc................................ 1,229       12,327
    Bunge, Ltd.........................................   933       83,532
#   Cal-Maine Foods, Inc............................... 1,200       42,060
    Calavo Growers, Inc................................   300       12,033
#   Campbell Soup Co................................... 1,050       48,027
    Casey's General Stores, Inc........................   807       73,679
#*  Chefs' Warehouse, Inc. (The).......................   700       14,973
    Church & Dwight Co., Inc...........................   600       48,552
    Clorox Co. (The)...................................   500       53,355
#   Coca-Cola Bottling Co. Consolidated................   200       19,508
    Coca-Cola Co. (The)................................ 7,357      302,888
    Coca-Cola Enterprises, Inc......................... 1,822       76,706
    Colgate-Palmolive Co............................... 1,400       94,528
    ConAgra Foods, Inc................................. 3,157      111,853
    Costco Wholesale Corp..............................   800      114,392
*   Darling Ingredients, Inc........................... 2,800       47,544
#   Dean Foods Co...................................... 1,775       32,163
    Dr Pepper Snapple Group, Inc.......................   884       68,307
    Energizer Holdings, Inc............................   633       81,030
    Estee Lauder Cos., Inc. (The) Class A..............   400       28,236
*   Farmer Bros. Co....................................   500       14,955
#   Flowers Foods, Inc................................. 3,300       64,548
    Fresh Del Monte Produce, Inc.......................   837       28,148
#*  Fresh Market, Inc. (The)...........................   218        8,308
    General Mills, Inc................................. 1,144       60,037
*   Hain Celestial Group, Inc. (The)...................   800       42,216
#   Hershey Co. (The)..................................   183       18,704
    Hormel Foods Corp..................................   900       46,098
    Ingles Markets, Inc. Class A.......................   300       12,795
    Ingredion, Inc..................................... 1,024       82,575

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Staples -- (Continued)
    Inter Parfums, Inc.................................   350  $    8,803
    J&J Snack Foods Corp...............................   400      39,248
    JM Smucker Co. (The)...............................   903      93,144
    John B. Sanfilippo & Son, Inc......................   200       7,294
    Kellogg Co.........................................   544      35,676
    Keurig Green Mountain, Inc.........................   314      38,484
    Kimberly-Clark Corp................................   700      75,572
    Kraft Foods Group, Inc............................. 1,134      74,096
    Kroger Co. (The)...................................   904      62,421
    Lancaster Colony Corp..............................   500      44,965
*   Landec Corp........................................   800      10,216
#   McCormick & Co., Inc...............................   500      35,695
*   Medifast, Inc......................................   300       9,507
    Mondelez International, Inc. Class A............... 5,785     203,863
*   Monster Beverage Corp..............................   700      81,865
*   National Beverage Corp.............................   400       8,696
*   Omega Protein Corp.................................   700       7,378
#   Orchids Paper Products Co..........................    98       2,672
    PepsiCo, Inc....................................... 3,495     327,761
#   Pilgrim's Pride Corp...............................   493      13,385
    Pinnacle Foods, Inc................................   768      27,625
#*  Post Holdings, Inc.................................   760      35,910
#   Pricesmart, Inc....................................   300      24,534
    Procter & Gamble Co. (The)......................... 6,900     581,601
*   Revlon, Inc. Class A...............................   505      16,534
    Rocky Mountain Chocolate Factory, Inc..............   200       2,710
#   Sanderson Farms, Inc...............................   600      47,976
    Snyder's-Lance, Inc................................   800      23,272
    SpartanNash Co.....................................   700      18,032
    Spectrum Brands Holdings, Inc...................... 1,215     108,961
#*  Sprouts Farmers Market, Inc........................   320      11,651
*   SUPERVALU, Inc..................................... 1,386      13,500
#   Sysco Corp......................................... 1,100      43,087
#   Tootsie Roll Industries, Inc.......................   631      19,681
#*  TreeHouse Foods, Inc...............................   642      58,229
    Tyson Foods, Inc. Class A.......................... 2,989     116,691
*   United Natural Foods, Inc..........................   900      69,552
    Wal-Mart Stores, Inc............................... 5,991     509,115
#   WD-40 Co...........................................   200      16,412
    Weis Markets, Inc..................................   488      22,365
*   WhiteWave Foods Co. (The) Class A.................. 1,100      36,267
    Whole Foods Market, Inc............................ 1,847      96,219
                                                               ----------
Total Consumer Staples.................................         5,023,225
                                                               ----------
Energy -- (10.0%)
    Adams Resources & Energy, Inc......................    49       2,844
#   Alon USA Energy, Inc............................... 1,630      19,690
#*  Alpha Natural Resources, Inc....................... 4,329       4,502
    Anadarko Petroleum Corp............................ 3,500     286,125
    Apache Corp........................................ 2,351     147,102
#*  Approach Resources, Inc............................   597       3,743
#   Arch Coal, Inc..................................... 3,052       2,830
#   Atwood Oceanics, Inc............................... 1,150      32,867

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Energy -- (Continued)
    Baker Hughes, Inc..................................  2,161 $  125,316
#*  Basic Energy Services, Inc.........................    800      4,704
#*  Bill Barrett Corp..................................  1,012     10,322
#*  Bonanza Creek Energy, Inc..........................    598     15,596
#   Bristow Group, Inc.................................    560     31,198
#*  C&J Energy Services, Inc...........................  1,202     12,381
    Cabot Oil & Gas Corp...............................  2,671     70,781
#*  California Resources Corp..........................  1,120      5,734
*   Cameron International Corp.........................  1,401     62,737
#   CARBO Ceramics, Inc................................    428     14,030
*   Carrizo Oil & Gas, Inc.............................  1,204     54,300
*   Cheniere Energy, Inc...............................    600     42,828
#   Chesapeake Energy Corp.............................  7,311    140,225
    Chevron Corp.......................................  9,301    953,632
    Cimarex Energy Co..................................  1,000    103,200
*   Clayton Williams Energy, Inc.......................    400     22,360
#*  Clean Energy Fuels Corp............................  1,421      5,926
#*  Cloud Peak Energy, Inc.............................    906      6,152
#*  Cobalt International Energy, Inc...................  1,502     13,698
#   Comstock Resources, Inc............................    900      3,636
*   Concho Resources, Inc..............................    828     91,784
    ConocoPhillips.....................................  8,900    560,522
#   CONSOL Energy, Inc.................................  1,392     40,298
#*  Contango Oil & Gas Co..............................    400     12,028
#   Core Laboratories NV...............................    200     18,550
    Dawson Geophysical Co..............................    200      2,158
    Delek US Holdings, Inc.............................    900     27,765
#   Denbury Resources, Inc.............................  2,062     14,228
    Devon Energy Corp..................................  2,409    145,190
#   Diamond Offshore Drilling, Inc.....................  1,200     37,836
*   Diamondback Energy, Inc............................    524     36,151
*   Dresser-Rand Group, Inc............................    400     32,032
*   Dril-Quip, Inc.....................................    500     37,115
    Energen Corp.......................................    300     19,026
#   Energy XXI, Ltd....................................  1,157      3,402
    EnLink Midstream LLC...............................  1,100     34,804
    EOG Resources, Inc.................................  3,542    315,344
    EQT Corp...........................................    400     29,776
#*  Era Group, Inc.....................................    500     11,260
    Exterran Holdings, Inc.............................  1,611     43,674
    Exxon Mobil Corp................................... 23,574  2,060,839
*   FMC Technologies, Inc..............................  1,432     53,671
*   Forum Energy Technologies, Inc.....................    495      7,648
#*  Geospace Technologies Corp.........................    222      5,324
#   Green Plains, Inc..................................    700     16,387
#   Gulfmark Offshore, Inc. Class A....................    646     12,746
*   Gulfport Energy Corp...............................  1,061     40,838
    Halliburton Co.....................................  2,600    103,974
*   Helix Energy Solutions Group, Inc..................  2,011     37,746
#   Helmerich & Payne, Inc.............................  1,200     71,472
#*  Hercules Offshore, Inc.............................  3,605      2,596
    Hess Corp..........................................  1,780    120,132
    HollyFrontier Corp.................................  1,937     69,577

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Energy -- (Continued)
*   Hornbeck Offshore Services, Inc....................   922  $ 20,468
#*  ION Geophysical Corp............................... 2,100     4,725
*   Key Energy Services, Inc........................... 2,845     4,780
#   Kinder Morgan, Inc................................. 5,539   227,376
*   Kosmos Energy, Ltd................................. 2,720    23,854
#   LinnCo LLC......................................... 1,680    17,354
    Marathon Oil Corp.................................. 5,313   141,326
    Marathon Petroleum Corp............................ 2,400   222,216
#*  Matador Resources Co............................... 1,100    23,716
*   Matrix Service Co..................................   500     9,600
    Murphy Oil Corp....................................   979    43,967
    Nabors Industries, Ltd............................. 2,343    26,968
    National Oilwell Varco, Inc........................ 1,700    92,531
*   Natural Gas Services Group, Inc....................   200     4,038
*   Newfield Exploration Co............................ 1,580    47,052
#*  Newpark Resources, Inc............................. 1,700    14,688
#   Noble Corp. P.L.C.................................. 1,866    30,267
    Noble Energy, Inc.................................. 2,520   120,305
#*  Northern Oil and Gas, Inc..........................   494     3,102
#*  Nuverra Environmental Solutions, Inc...............   242       540
#*  Oasis Petroleum, Inc............................... 1,017    13,668
    Occidental Petroleum Corp.......................... 2,800   224,000
    Oceaneering International, Inc..................... 1,000    52,360
*   Oil States International, Inc......................   781    32,076
    ONEOK, Inc......................................... 1,284    56,535
*   Overseas Shipholding Group, Inc....................   200     1,020
#   Paragon Offshore P.L.C.............................   622     1,300
#*  Parker Drilling Co................................. 3,152     8,542
    Patterson-UTI Energy, Inc.......................... 2,320    39,811
*   PDC Energy, Inc....................................   600    27,564
#*  Penn Virginia Corp.................................   420     2,050
#*  PHI, Inc. Non-Voting...............................   400    13,684
    Phillips 66........................................ 2,250   158,220
*   Pioneer Energy Services Corp....................... 1,900     7,866
    Pioneer Natural Resources Co.......................   458    68,943
    QEP Resources, Inc................................. 2,300    46,506
#   Range Resources Corp...............................   756    34,980
#*  Renewable Energy Group, Inc........................ 1,100     9,614
#*  Rex Energy Corp.................................... 1,300     4,602
#*  Rosetta Resources, Inc.............................   700    11,949
    Rowan Cos. P.L.C. Class A.......................... 2,000    42,240
    RPC, Inc........................................... 1,200    14,964
#*  SandRidge Energy, Inc.............................. 5,159     7,274
    Schlumberger, Ltd.................................. 5,211   429,334
#   Scorpio Tankers, Inc............................... 1,738    13,678
#*  SEACOR Holdings, Inc...............................   500    35,975
    SemGroup Corp. Class A.............................   751    50,565
#*  Seventy Seven Energy, Inc..........................   428     1,691
#   Ship Finance International, Ltd.................... 1,848    25,669
    SM Energy Co....................................... 1,072    40,543
#*  Southwestern Energy Co............................. 3,127    77,518
    Spectra Energy Corp................................   945    31,601
#*  Stone Energy Corp.................................. 1,000    14,080

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Energy -- (Continued)
    Superior Energy Services, Inc...................... 2,641  $    52,820
#*  Swift Energy Co....................................   991        2,111
*   Synergy Resources Corp.............................   800        9,784
    Targa Resources Corp...............................   300       26,049
#   Teekay Corp........................................ 1,300       55,029
    Tesco Corp.........................................   818        8,376
    Tesoro Corp........................................ 2,503      204,570
#*  TETRA Technologies, Inc............................ 1,700        8,398
*   TGC Industries, Inc................................   636        1,272
#   Tidewater, Inc..................................... 1,100       32,186
#   Transocean, Ltd.................................... 1,753       28,574
#*  Triangle Petroleum Corp............................   854        4,483
#*  Ultra Petroleum Corp...............................   500        6,375
*   Unit Corp.......................................... 1,100       32,758
#   US Silica Holdings, Inc............................   438       11,038
*   Vaalco Energy, Inc................................. 1,200        6,648
    Valero Energy Corp................................. 3,800      200,944
#   W&T Offshore, Inc.................................. 1,613        8,162
*   Weatherford International P.L.C.................... 5,083       52,507
    Western Refining, Inc.............................. 1,947       72,292
*   Westmoreland Coal Co...............................   200        5,216
*   Whiting Petroleum Corp............................. 1,400       42,028
*   Willbros Group, Inc................................   427        2,383
    Williams Cos., Inc. (The).......................... 1,674       73,422
    World Fuel Services Corp........................... 1,300       63,661
*   WPX Energy, Inc.................................... 2,000       21,320
                                                               -----------
Total Energy...........................................         10,026,053
                                                               -----------
Financials -- (16.3%)
    1st Source Corp....................................   700       20,811
    ACE, Ltd........................................... 1,137      122,751
*   Affiliated Managers Group, Inc.....................   100       20,552
    Alexander & Baldwin, Inc........................... 1,017       38,910
*   Alleghany Corp.....................................   116       51,282
    Allied World Assurance Co. Holdings AG............. 1,842       71,230
    Allstate Corp. (The)............................... 2,800      195,412
#*  Altisource Asset Management Corp...................    21        3,360
#*  Altisource Portfolio Solutions SA..................   218        4,421
    American Equity Investment Life Holding Co......... 1,496       38,163
    American Express Co................................ 2,100      169,449
    American Financial Group, Inc...................... 1,300       75,452
    American International Group, Inc.................. 4,541      221,919
    American National Insurance Co.....................   200       20,808
    Ameriprise Financial, Inc..........................   901      112,571
    Ameris Bancorp.....................................   730       17,615
    AMERISAFE, Inc.....................................   200        8,140
    AmeriServ Financial, Inc...........................   560        1,674
    Amtrust Financial Services, Inc.................... 1,694       85,750
    Aon P.L.C..........................................   900       81,045
*   Arch Capital Group, Ltd............................   832       48,231
    Argo Group International Holdings, Ltd.............   679       36,320
    Arthur J Gallagher & Co............................   500       22,215
#   Artisan Partners Asset Management, Inc. Class A....   201        9,702

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
    Aspen Insurance Holdings, Ltd......................    700 $ 30,324
#   Associated Banc-Corp...............................  2,179   36,629
    Assured Guaranty, Ltd..............................  2,829   69,084
*   Asta Funding, Inc..................................    300    2,547
    Astoria Financial Corp.............................  2,600   31,798
    Axis Capital Holdings, Ltd.........................  1,300   66,170
    Bancfirst Corp.....................................    325   18,740
#*  Bancorp, Inc. (The)................................    400    3,408
#   BancorpSouth, Inc..................................  1,886   37,437
    Bank Mutual Corp...................................  1,000    6,370
    Bank of America Corp............................... 32,676  495,041
#   Bank of Hawaii Corp................................    900   50,814
    Bank of Kentucky Financial Corp (The)..............    108    4,800
    Bank of New York Mellon Corp. (The)................  4,100  147,600
#   Bank of the Ozarks, Inc............................  1,200   38,916
    BankUnited, Inc....................................  1,201   33,220
    Banner Corp........................................    471   19,019
    BB&T Corp..........................................  2,100   74,109
    BBCN Bancorp, Inc..................................  1,500   19,425
#*  Beneficial Bancorp, Inc............................  1,319   14,232
*   Berkshire Hathaway, Inc. Class B...................  2,400  345,384
    Berkshire Hills Bancorp, Inc.......................    252    6,275
    BGC Partners, Inc. Class A.........................  5,225   40,912
    BlackRock, Inc.....................................    429  146,079
#*  BofI Holding, Inc..................................    218   18,390
#   BOK Financial Corp.................................    631   34,143
#   Boston Private Financial Holdings, Inc.............  1,500   16,500
*   Bridge Capital Holdings............................    114    2,491
    Brookline Bancorp, Inc.............................  1,601   15,370
    Brown & Brown, Inc.................................  2,525   77,896
    Bryn Mawr Bank Corp................................    100    2,915
    California First National Bancorp..................      3       41
*   Capital Bank Financial Corp. Class A...............     36      879
    Capital One Financial Corp.........................  2,200  161,062
#   Capitol Federal Financial, Inc.....................  3,561   44,370
    Cardinal Financial Corp............................    700   12,467
#   Cash America International, Inc....................    700   14,560
    Cathay General Bancorp.............................  1,647   39,347
    CBOE Holdings, Inc.................................    700   45,129
*   CBRE Group, Inc. Class A...........................    863   27,909
    Centerstate Banks, Inc.............................    371    4,085
#   Central Pacific Financial Corp.....................    628   13,175
    Charles Schwab Corp. (The).........................  1,800   46,764
    Chemical Financial Corp............................    800   22,688
#   Chicopee Bancorp, Inc..............................     89    1,465
    Chubb Corp. (The)..................................    812   79,495
#   Cincinnati Financial Corp..........................    960   48,490
    CIT Group, Inc.....................................  1,352   59,245
    Citigroup, Inc.....................................  9,544  448,091
    Citizens Community Bancorp, Inc....................    300    2,735
#*  Citizens, Inc......................................  1,400   10,108
#   City Holding Co....................................    400   16,932
    City National Corp.................................    900   78,021

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
#   Clifton Bancorp, Inc...............................   214  $  2,838
    CME Group, Inc..................................... 1,000    85,300
    CNA Financial Corp.................................   421    16,402
    CNO Financial Group, Inc........................... 5,921    91,894
    Columbia Banking System, Inc....................... 1,146    29,143
    Comerica, Inc...................................... 1,107    45,940
#   Commerce Bancshares, Inc........................... 1,550    62,000
#   Community Bank System, Inc.........................   700    23,541
    Community Trust Bancorp, Inc.......................   250     7,895
    Crawford & Co. Class A.............................   200     1,550
    Crawford & Co. Class B.............................   200     1,870
#*  Credit Acceptance Corp.............................   145    22,858
    Cullen/Frost Bankers, Inc..........................   920    57,316
#   CVB Financial Corp................................. 2,460    35,941
    Dime Community Bancshares, Inc.....................   700    10,332
    Discover Financial Services........................ 2,075   112,838
    Donegal Group, Inc. Class A........................   700    11,193
*   E*TRADE Financial Corp............................. 1,642    37,848
    East West Bancorp, Inc............................. 2,523    91,282
#   Eaton Vance Corp................................... 1,072    43,148
    EMC Insurance Group, Inc...........................   235     7,581
#*  Encore Capital Group, Inc..........................   608    22,630
    Endurance Specialty Holdings, Ltd..................   915    55,925
*   Enova International, Inc...........................   640    12,320
*   Enstar Group, Ltd..................................   200    26,994
    Enterprise Bancorp, Inc............................    41       838
    Erie Indemnity Co. Class A.........................   562    48,703
#   ESB Financial Corp.................................   685    11,446
    Evercore Partners, Inc. Class A....................   500    23,935
    Everest Re Group, Ltd..............................   500    85,690
#*  Ezcorp, Inc. Class A...............................   700     7,217
    FBL Financial Group, Inc. Class A..................   500    26,095
    Federal Agricultural Mortgage Corp. Class C........   200     5,510
#   Federated Investors, Inc. Class B.................. 1,400    44,254
    Federated National Holding Co......................   200     5,822
    Fifth Third Bancorp................................ 3,300    57,090
*   First Acceptance Corp.............................. 1,000     2,330
#   First American Financial Corp...................... 1,833    62,359
    First Bancorp, Inc.................................   147     2,437
*   First BanCorp.(318672706)..........................   200     1,098
#   First Bancorp.(318910106)..........................   600     9,960
*   First Cash Financial Services, Inc.................   644    32,020
    First Commonwealth Financial Corp.................. 2,703    21,327
    First Financial Bancorp............................ 1,100    18,172
#   First Financial Bankshares, Inc.................... 1,204    29,739
    First Financial Corp...............................   300     9,723
    First Financial Northwest, Inc.....................   100     1,199
#   First Horizon National Corp........................ 3,726    48,401
    First Midwest Bancorp, Inc......................... 1,160    17,864
#   First Niagara Financial Group, Inc................. 4,158    33,763
    First Republic Bank................................   603    30,705
    First South Bancorp, Inc...........................   400     3,180
    FirstMerit Corp.................................... 1,386    22,710

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
    Flushing Financial Corp............................    700 $ 12,670
#   FNB Corp...........................................  3,468   41,616
    FNF Group..........................................  1,043   36,609
*   FNFV Group.........................................  1,618   20,063
*   Forest City Enterprises, Inc. Class A..............  1,874   45,913
#*  Forest City Enterprises, Inc. Class B..............    409   10,029
#*  Forestar Group, Inc................................    900   11,943
    Franklin Resources, Inc............................  1,200   61,836
    Fulton Financial Corp..............................  4,893   54,557
#   FXCM, Inc. Class A.................................    151      332
*   Genworth Financial, Inc. Class A...................    978    6,826
#   German American Bancorp, Inc.......................    482   13,496
    GFI Group, Inc.....................................  3,664   20,555
    Glacier Bancorp, Inc...............................  1,400   31,178
*   Global Indemnity P.L.C.............................    550   14,432
    Goldman Sachs Group, Inc. (The)....................  1,240  213,788
    Great Southern Bancorp, Inc........................    500   18,060
*   Green Dot Corp. Class A............................    141    2,150
#   Greenhill & Co., Inc...............................    170    6,270
*   Greenlight Capital Re, Ltd. Class A................    700   21,987
#   Griffin Land & Nurseries, Inc......................     93    2,757
    Hancock Holding Co.................................  1,936   50,549
    Hanmi Financial Corp...............................    469    9,314
    Hanover Insurance Group, Inc. (The)................    900   62,100
    Hartford Financial Services Group, Inc. (The)......  3,340  129,926
    HCC Insurance Holdings, Inc........................  1,800   96,012
#   HCI Group, Inc.....................................    253   11,691
    Heartland Financial USA, Inc.......................    493   13,617
    Heritage Financial Group, Inc......................    114    2,733
    HF Financial Corp..................................     99    1,427
    HFF, Inc. Class A..................................    650   22,080
*   Hilltop Holdings, Inc..............................  1,349   24,484
    Home Bancorp, Inc..................................    200    4,376
#   Home BancShares, Inc...............................  1,200   35,544
    Horace Mann Educators Corp.........................    700   21,329
*   Howard Hughes Corp. (The)..........................    389   50,815
    Hudson City Bancorp, Inc...........................  7,639   68,522
    Hudson Valley Holding Corp.........................    110    2,714
    Huntington Bancshares, Inc.........................  1,000   10,020
    Iberiabank Corp....................................    700   38,227
    Independent Bank Corp..............................    618   23,379
    Interactive Brokers Group, Inc. Class A............  1,364   41,779
    Intercontinental Exchange, Inc.....................    466   95,870
    International Bancshares Corp......................  1,757   39,550
    Intervest Bancshares Corp. Class A.................    200    1,970
    Invesco, Ltd.......................................  2,351   86,352
*   Investment Technology Group, Inc...................    701   14,546
#   Investors Bancorp, Inc.............................  3,305   36,388
#   Janus Capital Group, Inc...........................  3,400   59,636
    Jones Lang LaSalle, Inc............................    300   44,124
    JPMorgan Chase & Co................................ 15,214  827,337
*   KCG Holdings, Inc. Class A.........................    207    2,532
#*  Kearny Financial Corp..............................    606    7,878

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
    Kemper Corp........................................ 1,168  $ 40,775
    Kennedy-Wilson Holdings, Inc.......................   930    24,729
    KeyCorp............................................ 4,995    64,885
    Lakeland Financial Corp............................   208     7,850
    LegacyTexas Financial Group, Inc...................   571    11,317
    Legg Mason, Inc....................................   979    54,276
    Leucadia National Corp............................. 2,945    66,763
#   Lincoln National Corp.............................. 1,705    85,216
    LNB Bancorp, Inc...................................   200     3,480
    Loews Corp......................................... 2,000    76,520
#   LPL Financial Holdings, Inc........................ 1,054    43,372
#   M&T Bank Corp......................................   888   100,486
#   Maiden Holdings, Ltd............................... 1,300    16,250
    MainSource Financial Group, Inc....................   700    13,440
    MarketAxess Holdings, Inc..........................   511    38,821
    Marsh & McLennan Cos., Inc......................... 1,000    53,770
#*  Maui Land & Pineapple Co., Inc.....................   240     1,514
    MB Financial, Inc.................................. 1,304    37,047
*   MBIA, Inc.......................................... 3,887    31,174
    McGraw Hill Financial, Inc.........................   300    26,832
#   Meadowbrook Insurance Group, Inc................... 1,400    11,620
    Merchants Bancshares, Inc..........................   114     3,052
    Mercury General Corp............................... 1,400    80,010
    MetLife, Inc....................................... 2,927   136,105
*   Metro Bancorp, Inc.................................    84     2,139
#*  MGIC Investment Corp............................... 3,800    32,376
    MidSouth Bancorp, Inc..............................    72     1,004
#   Montpelier Re Holdings, Ltd........................   729    25,610
    Moody's Corp.......................................   600    54,798
    Morgan Stanley..................................... 4,000   135,240
    MSCI, Inc.......................................... 1,319    70,989
    NASDAQ OMX Group, Inc. (The)....................... 1,199    54,674
#   National Interstate Corp...........................   500    12,885
    National Penn Bancshares, Inc...................... 3,425    33,222
    National Western Life Insurance Co. Class A........    11     2,622
#*  Nationstar Mortgage Holdings, Inc..................   628    16,146
    Navient Corp....................................... 1,920    37,901
*   Navigators Group, Inc. (The).......................   400    29,688
    NBT Bancorp, Inc................................... 1,078    24,805
    Nelnet, Inc. Class A............................... 1,000    43,740
#*  NewStar Financial, Inc.............................   868     9,175
    Northeast Community Bancorp, Inc...................   500     3,470
    Northern Trust Corp................................ 1,480    96,762
    Northwest Bancshares, Inc.......................... 2,350    27,730
    Ocean Shore Holding Co.............................   183     2,586
    OceanFirst Financial Corp..........................   600     9,720
#*  Ocwen Financial Corp............................... 1,500     9,180
    OFG Bancorp........................................ 1,300    20,930
    Old National Bancorp............................... 2,280    30,575
    Old Republic International Corp.................... 3,800    53,352
    OneBeacon Insurance Group, Ltd. Class A............   140     2,213
    Oppenheimer Holdings, Inc. Class A.................   400     7,900
    Oritani Financial Corp............................. 1,400    19,754

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
    Pacific Continental Corp...........................   357  $  4,512
*   Pacific Mercantile Bancorp.........................    91       623
#   PacWest Bancorp.................................... 1,291    55,197
#   Park National Corp.................................   340    27,339
    PartnerRe, Ltd.....................................   770    88,088
    Peapack Gladstone Financial Corp...................   234     4,172
#   Penns Woods Bancorp, Inc...........................    71     3,153
#   People's United Financial, Inc..................... 3,487    49,062
#*  PHH Corp........................................... 1,109    27,658
*   PICO Holdings, Inc.................................   700    11,193
    Pinnacle Financial Partners, Inc...................   630    22,642
    Platinum Underwriters Holdings, Ltd................   733    54,117
    PNC Financial Services Group, Inc. (The)........... 1,700   143,718
*   Popular, Inc....................................... 1,838    56,666
#*  PRA Group, Inc..................................... 1,000    49,520
    Primerica, Inc..................................... 1,219    60,511
    Principal Financial Group, Inc..................... 2,598   121,924
    PrivateBancorp, Inc................................ 1,429    43,356
    ProAssurance Corp.................................. 1,200    53,244
    Progressive Corp. (The)............................ 2,651    68,793
    Prosperity Bancshares, Inc......................... 1,062    48,629
    Protective Life Corp............................... 2,200   153,890
    Provident Financial Services, Inc.................. 1,800    31,248
    Prudential Financial, Inc.......................... 1,400   106,232
    Pulaski Financial Corp.............................   143     1,702
    QC Holdings, Inc...................................   500       848
#   Radian Group, Inc.................................. 1,100    17,336
    Raymond James Financial, Inc....................... 1,229    64,670
*   Realogy Holdings Corp.............................. 1,039    48,313
    Regions Financial Corp............................. 2,091    18,192
    Reinsurance Group of America, Inc.................. 1,071    88,690
#   RenaissanceRe Holdings, Ltd........................   779    74,496
    Renasant Corp......................................   700    18,312
#   Resource America, Inc. Class A.....................   500     4,395
*   Riverview Bancorp, Inc.............................   500     2,200
#   RLI Corp...........................................   620    29,084
#   S&T Bancorp, Inc...................................   700    19,243
    Safety Insurance Group, Inc........................   300    18,585
#   Sandy Spring Bancorp, Inc..........................   600    14,838
    SEI Investments Co.................................   664    26,673
    Selective Insurance Group, Inc..................... 1,010    26,078
*   Signature Bank.....................................   442    51,771
    Simmons First National Corp. Class A...............   600    22,452
    SLM Corp........................................... 6,827    62,194
    South State Corp...................................   469    28,004
#*  St Joe Co. (The)...................................   800    12,928
    StanCorp Financial Group, Inc......................   900    55,836
    State Auto Financial Corp..........................   700    15,400
    State Street Corp.................................. 1,494   106,836
    Stewart Information Services Corp..................   400    14,320
*   Stifel Financial Corp..............................   975    45,971
    Suffolk Bancorp....................................   200     4,600
#*  Sun Bancorp, Inc...................................   144     2,635

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Financials -- (Continued)
    SunTrust Banks, Inc................................  1,680 $   64,546
    Susquehanna Bancshares, Inc........................  3,894     49,103
*   SVB Financial Group................................    900    101,610
    Symetra Financial Corp.............................  1,723     34,994
    Synovus Financial Corp.............................  2,213     57,029
    T Rowe Price Group, Inc............................    400     31,488
    TCF Financial Corp.................................  2,700     39,690
    TD Ameritrade Holding Corp.........................    942     30,511
*   Tejon Ranch Co.....................................    451     11,104
*   Texas Capital Bancshares, Inc......................    698     28,513
    TFS Financial Corp.................................  2,603     36,494
    Tompkins Financial Corp............................    305     15,637
    Torchmark Corp.....................................    654     32,746
    Towne Bank.........................................    721     10,462
    Travelers Cos., Inc. (The).........................  3,008    309,283
#   TrustCo Bank Corp..................................  2,597     16,699
#   Trustmark Corp.....................................  1,251     26,721
    U.S. Bancorp.......................................  8,200    343,662
    UMB Financial Corp.................................    800     38,816
#   Umpqua Holdings Corp...............................  3,092     47,957
    Union Bankshares Corp..............................  1,129     22,580
#   Union Bankshares, Inc..............................     64      1,587
#   United Bankshares, Inc.............................  1,707     57,714
    United Community Banks, Inc........................    223      3,905
    United Financial Bancorp, Inc......................  1,084     13,485
    United Fire Group, Inc.............................    700     19,558
#   Universal Insurance Holdings, Inc..................  1,300     30,199
    Univest Corp. of Pennsylvania......................    600     11,112
    Unum Group.........................................  1,500     46,590
    Validus Holdings, Ltd..............................  1,519     60,228
#   Valley National Bancorp............................  4,371     39,689
    Virtus Investment Partners, Inc....................     67      9,087
    Waddell & Reed Financial, Inc. Class A.............    600     26,826
*   Walker & Dunlop, Inc...............................    600     10,650
#   Washington Federal, Inc............................  1,883     37,396
    Washington Trust Bancorp, Inc......................    517     18,933
    Waterstone Financial, Inc..........................  1,097     13,910
    Webster Financial Corp.............................  1,903     58,099
    Wells Fargo & Co................................... 24,543  1,274,273
#   WesBanco, Inc......................................    680     20,522
#   Westamerica Bancorporation.........................    530     21,560
*   Western Alliance Bancorp...........................  1,365     35,094
    Westwood Holdings Group, Inc.......................     77      4,542
    Willis Group Holdings P.L.C........................  1,454     62,958
    Wilshire Bancorp, Inc..............................  1,608     14,633
    Wintrust Financial Corp............................  1,001     43,513
#   WisdomTree Investments, Inc........................    936     16,305
#   WR Berkley Corp....................................  1,700     83,283
    XL Group P.L.C.....................................  1,823     62,875

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Financials -- (Continued)
    Zions Bancorporation............................... 1,400  $    33,544
                                                               -----------
Total Financials.......................................         16,289,227
                                                               -----------
Industrials -- (15.4%)
    3M Co.............................................. 1,500      243,450
    AAON, Inc..........................................   740       16,139
    AAR Corp...........................................   800       22,928
    ABM Industries, Inc................................   800       23,096
*   ACCO Brands Corp...................................   759        6,011
    Actuant Corp. Class A.............................. 1,500       34,665
    Acuity Brands, Inc.................................   145       21,734
#   ADT Corp. (The).................................... 1,422       48,917
#*  Advisory Board Co. (The)...........................   400       18,752
*   AECOM.............................................. 2,099       53,357
*   Aegion Corp........................................   700       10,724
#   AGCO Corp.......................................... 1,100       47,674
    Alamo Group, Inc...................................   400       18,020
    Alaska Air Group, Inc.............................. 2,600      176,462
    Albany International Corp. Class A.................   486       16,587
    Allegiant Travel Co................................   400       72,508
    Allegion P.L.C.....................................   433       23,386
#   Alliant Techsystems, Inc...........................   648       84,441
    Allison Transmission Holdings, Inc................. 2,231       69,875
    Altra Industrial Motion Corp.......................   800       20,440
*   AMERCO.............................................   600      171,666
    American Airlines Group, Inc....................... 1,620       79,510
#   American Railcar Industries, Inc...................   600       30,120
#   American Science & Engineering, Inc................   200        9,280
*   American Woodmark Corp.............................   490       20,154
    AMETEK, Inc........................................ 1,331       63,755
    AO Smith Corp...................................... 1,100       65,351
    Apogee Enterprises, Inc............................   600       25,956
    Applied Industrial Technologies, Inc...............   900       36,387
*   ARC Document Solutions, Inc........................   900        8,253
    ArcBest Corp.......................................   600       22,356
*   Armstrong World Industries, Inc....................   549       27,834
    Astec Industries, Inc..............................   500       17,780
#*  Astronics Corp. Class B............................   121        6,776
*   Atlas Air Worldwide Holdings, Inc..................   450       20,340
#*  Avis Budget Group, Inc............................. 2,300      131,813
    AZZ, Inc...........................................   600       25,314
*   B/E Aerospace, Inc.................................   900       52,497
    Babcock & Wilcox Co. (The)......................... 1,200       32,676
    Barnes Group, Inc.................................. 1,220       41,907
#   Barrett Business Services, Inc.....................   300        9,195
*   Beacon Roofing Supply, Inc.........................   828       19,615
*   Blount International, Inc.......................... 1,600       24,800
#*  BlueLinx Holdings, Inc............................. 2,778        2,889
    Boeing Co. (The)................................... 1,200      174,444
    Brady Corp. Class A................................ 1,100       28,787
#   Briggs & Stratton Corp............................. 1,200       22,092
    Brink's Co. (The)..................................   997       22,343
#*  Builders FirstSource, Inc.......................... 1,800       10,656

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
*   CAI International, Inc.............................   600  $ 12,582
    Carlisle Cos., Inc................................. 1,000    89,680
#*  Casella Waste Systems, Inc. Class A................   700     2,667
#   Caterpillar, Inc................................... 1,300   103,961
    CDI Corp...........................................   700    11,893
    Ceco Environmental Corp............................   329     4,514
    Celadon Group, Inc.................................   500    11,915
    CH Robinson Worldwide, Inc.........................   500    35,610
#   Chicago Bridge & Iron Co. NV.......................   112     3,865
    Cintas Corp........................................ 1,600   125,920
    Civeo Corp......................................... 1,562     4,577
    CLARCOR, Inc.......................................   900    56,277
#*  Clean Harbors, Inc.................................   400    18,928
#*  Colfax Corp........................................   702    31,808
    Columbus McKinnon Corp.............................   500    12,525
    Comfort Systems USA, Inc........................... 1,200    19,980
*   Commercial Vehicle Group, Inc......................   400     2,212
    Con-way, Inc....................................... 1,428    58,505
*   Copart, Inc........................................   969    35,465
    Corporate Executive Board Co. (The)................   400    27,408
    Covanta Holding Corp............................... 2,083    42,577
*   Covenant Transportation Group, Inc. Class A........   100     2,830
*   CRA International, Inc.............................   300     8,859
    Crane Co...........................................   900    54,855
    CSX Corp........................................... 6,100   203,130
    Cubic Corp.........................................   600    31,374
    Cummins, Inc.......................................   300    41,838
    Curtiss-Wright Corp................................ 1,000    66,530
    Danaher Corp....................................... 2,300   189,474
    Deere & Co.........................................   723    61,592
    Delta Air Lines, Inc............................... 5,968   282,346
    Deluxe Corp........................................ 1,100    71,423
#*  DigitalGlobe, Inc.................................. 1,670    44,906
#   Donaldson Co., Inc................................. 1,061    38,790
    Douglas Dynamics, Inc..............................   128     2,584
#   Dover Corp......................................... 1,131    79,215
    Dun & Bradstreet Corp. (The).......................   224    25,785
*   DXP Enterprises, Inc...............................   200     8,204
*   Dycom Industries, Inc..............................   700    21,567
    Eastern Co. (The)..................................   142     2,687
    Eaton Corp. P.L.C.................................. 1,616   101,953
*   Echo Global Logistics, Inc.........................   400    10,560
    EMCOR Group, Inc................................... 1,300    52,468
#   Emerson Electric Co................................ 2,600   148,044
    Encore Wire Corp...................................   400    12,252
#*  Energy Recovery, Inc...............................   992     3,274
    EnerSys............................................ 1,000    58,380
*   Engility Holdings, Inc.............................   266    10,613
*   EnPro Industries, Inc..............................   400    23,732
    Equifax, Inc.......................................   500    42,230
    ESCO Technologies, Inc.............................   700    25,214
*   Esterline Technologies Corp........................   400    44,836
    Exelis, Inc........................................ 4,324    73,984

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
    Expeditors International of Washington, Inc........    700 $ 30,576
#   Fastenal Co........................................    600   26,640
    Federal Signal Corp................................    800   12,216
    FedEx Corp.........................................  1,668  282,076
    Flowserve Corp.....................................    600   32,694
    Fluor Corp.........................................    926   49,624
#   Fortune Brands Home & Security, Inc................    270   12,093
    Forward Air Corp...................................    500   22,450
#   Franklin Electric Co., Inc.........................    719   24,597
#   FreightCar America, Inc............................    300    7,002
*   FTI Consulting, Inc................................    920   37,416
#*  Fuel Tech, Inc.....................................    600    1,938
    G&K Services, Inc. Class A.........................    500   35,050
    GATX Corp..........................................  1,007   57,550
#*  GenCorp, Inc.......................................  1,200   20,160
#*  Generac Holdings, Inc..............................    793   34,686
#   General Cable Corp.................................  1,052   12,035
    General Dynamics Corp..............................  1,200  159,852
    General Electric Co................................ 31,978  763,954
*   Genesee & Wyoming, Inc. Class A....................    800   65,960
*   Gibraltar Industries, Inc..........................    800   12,112
#   Gorman-Rupp Co. (The)..............................    625   17,819
*   GP Strategies Corp.................................    600   20,028
    Graco, Inc.........................................    400   28,496
#*  GrafTech International, Ltd........................  2,352    8,538
    Granite Construction, Inc..........................    700   23,856
*   Great Lakes Dredge & Dock Corp.....................  1,000    7,770
#   Greenbrier Cos., Inc. (The)........................    700   36,351
    Griffon Corp.......................................  1,100   16,159
    H&E Equipment Services, Inc........................    375    6,578
    Hardinge, Inc......................................    300    3,423
    Harsco Corp........................................  2,094   30,907
#*  HC2 Holdings, Inc..................................     69      515
*   HD Supply Holdings, Inc............................  1,200   34,596
#   Heartland Express, Inc.............................  1,500   38,535
#   HEICO Corp.........................................    262   15,898
    HEICO Corp. Class A................................    471   22,217
*   Heritage-Crystal Clean, Inc........................     99    1,262
    Herman Miller, Inc.................................    900   26,145
*   Hertz Global Holdings, Inc.........................  2,888   59,262
    Hexcel Corp........................................  1,152   50,953
*   Hill International, Inc............................    900    3,438
    Hillenbrand, Inc...................................  1,103   34,645
    HNI Corp...........................................    532   26,201
    Honeywell International, Inc.......................  1,737  169,809
    Houston Wire & Cable Co............................    221    2,446
#*  Hub Group, Inc. Class A............................    700   23,380
    Hubbell, Inc. Class A..............................    100   10,855
    Hubbell, Inc. Class B..............................    300   31,812
*   Hudson Global, Inc.................................    700    1,715
    Huntington Ingalls Industries, Inc.................    999  116,483
    Hurco Cos., Inc....................................    200    7,016
*   Huron Consulting Group, Inc........................    413   31,066

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
    Hyster-Yale Materials Handling, Inc................   400  $ 25,060
*   ICF International, Inc.............................   350    13,076
    IDEX Corp..........................................   920    66,562
*   IHS, Inc. Class A..................................   300    34,539
    Illinois Tool Works, Inc........................... 1,200   111,708
    Ingersoll-Rand P.L.C............................... 1,300    86,320
#*  InnerWorkings, Inc.................................   640     3,283
#*  Innovative Solutions & Support, Inc................   400     1,576
    Insperity, Inc.....................................   400    16,776
    Insteel Industries, Inc............................   400     8,168
*   Integrated Electrical Services, Inc................   607     4,437
    Interface, Inc..................................... 1,285    20,187
    ITT Corp........................................... 1,500    53,715
*   Jacobs Engineering Group, Inc......................   833    31,737
    JB Hunt Transport Services, Inc....................   420    33,436
#*  JetBlue Airways Corp............................... 7,800   130,962
#   Joy Global, Inc....................................   300    12,582
#   Kaman Corp.........................................   600    22,812
    Kansas City Southern............................... 1,200   132,108
    KAR Auction Services, Inc.......................... 1,819    62,046
    KBR, Inc...........................................   800    13,224
    Kelly Services, Inc. Class A.......................   632    10,681
#   Kennametal, Inc.................................... 1,500    47,130
*   Key Technology, Inc................................   200     2,560
    Kforce, Inc........................................   856    20,030
*   Kirby Corp......................................... 1,000    72,490
*   KLX, Inc...........................................   450    17,690
    Knight Transportation, Inc......................... 2,000    56,980
    Knoll, Inc.........................................   628    12,868
*   Korn/Ferry International...........................   806    22,971
    L-3 Communications Holdings, Inc................... 1,000   123,120
    Landstar System, Inc...............................   400    25,632
*   Lawson Products, Inc...............................   185     4,551
#*  Layne Christensen Co...............................   500     4,045
    LB Foster Co. Class A..............................   200     9,482
    Lennox International, Inc..........................   560    55,054
    Lincoln Electric Holdings, Inc.....................   608    41,289
#   Lindsay Corp.......................................   300    25,926
#*  LMI Aerospace, Inc.................................   300     4,260
    Lockheed Martin Corp...............................   524    98,706
    LSI Industries, Inc................................   700     5,138
#   Manitowoc Co., Inc. (The).......................... 2,048    38,298
#   Manpowergroup, Inc.................................   888    64,717
    Marten Transport, Ltd..............................   900    18,405
    Masco Corp.........................................   985    24,467
#*  MasTec, Inc........................................ 1,477    27,354
*   Mastech Holdings, Inc..............................    55       573
    Matson, Inc........................................ 1,017    35,341
    Matthews International Corp. Class A...............   700    32,431
    McGrath RentCorp...................................   700    21,266
*   Meritor, Inc.......................................   830    10,624
*   Mfri, Inc..........................................   200     1,116
*   Middleby Corp. (The)...............................   445    42,284

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
    Miller Industries, Inc.............................   300  $  6,060
#   Mobile Mini, Inc................................... 1,081    39,240
*   Moog, Inc. Class A.................................   700    49,210
    MSA Safety, Inc....................................   740    32,308
#   MSC Industrial Direct Co., Inc. Class A............   489    36,709
    Mueller Industries, Inc............................ 1,118    35,094
    Mueller Water Products, Inc. Class A............... 3,445    35,242
    Multi-Color Corp...................................   432    25,151
*   Navigant Consulting, Inc........................... 1,100    15,873
    Nielsen NV......................................... 1,100    47,916
    NL Industries, Inc.................................   941     6,596
    Nordson Corp.......................................   700    51,002
    Norfolk Southern Corp.............................. 2,980   303,871
*   Nortek, Inc........................................   300    22,899
    Northrop Grumman Corp..............................   995   156,165
*   Northwest Pipe Co..................................   100     2,393
#*  NOW, Inc...........................................   425    10,604
*   Old Dominion Freight Line, Inc.....................   600    42,072
    Omega Flex, Inc....................................   169     5,302
*   On Assignment, Inc................................. 1,100    38,643
*   Orbital Sciences Corp.............................. 1,000    28,090
#*  Orion Energy Systems, Inc..........................   900     4,077
*   Orion Marine Group, Inc............................ 1,000     9,130
#   Oshkosh Corp....................................... 1,336    57,248
    Owens Corning...................................... 2,256    90,353
    PACCAR, Inc........................................ 1,530    91,968
*   PAM Transportation Services, Inc...................   300    17,370
    Park-Ohio Holdings Corp............................   200    10,686
    Parker Hannifin Corp...............................   594    69,177
*   Patrick Industries, Inc............................   117     5,031
    Pentair P.L.C...................................... 1,588    98,154
*   PGT, Inc...........................................   148     1,271
    Pitney Bowes, Inc.................................. 1,237    29,663
*   PMFG, Inc..........................................   256     1,231
#   Powell Industries, Inc.............................   300    11,703
#*  PowerSecure International, Inc.....................   500     4,700
    Precision Castparts Corp...........................   645   129,065
    Preformed Line Products Co.........................   191     9,132
#   Primoris Services Corp............................. 1,216    22,837
*   Proto Labs, Inc....................................   146     9,401
    Quad/Graphics, Inc.................................   200     4,008
    Quanex Building Products Corp...................... 1,000    18,830
*   Quanta Services, Inc............................... 1,200    31,776
#   Raven Industries, Inc..............................   600    12,864
    Raytheon Co........................................ 1,400   140,070
    RBC Bearings, Inc..................................   500    29,020
    RCM Technologies, Inc..............................   400     2,368
    Regal-Beloit Corp..................................   637    43,857
*   Republic Airways Holdings, Inc..................... 1,000    13,760
    Republic Services, Inc............................. 2,910   115,469
*   Rexnord Corp.......................................   521    12,895
*   Roadrunner Transportation Systems, Inc.............   799    16,236
    Robert Half International, Inc.....................   500    29,030

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
    Rockwell Automation, Inc...........................   500  $ 54,460
    Rockwell Collins, Inc..............................   500    42,810
#   Rollins, Inc....................................... 1,060    35,033
    Roper Industries, Inc..............................   900   138,906
#   RR Donnelley & Sons Co............................. 3,595    59,210
*   Rush Enterprises, Inc. Class A.....................   750    21,000
    Ryder System, Inc.................................. 1,300   107,627
*   Saia, Inc..........................................   450    18,950
#*  Sensata Technologies Holding NV....................   389    19,186
    Simpson Manufacturing Co., Inc..................... 1,000    32,640
    SkyWest, Inc.......................................   900    11,295
*   SL Industries, Inc.................................   200     8,550
    Snap-on, Inc.......................................   700    92,897
#*  SolarCity Corp.....................................   204     9,916
    Southwest Airlines Co.............................. 4,013   181,307
*   Spirit Aerosystems Holdings, Inc. Class A.......... 1,500    67,560
*   Spirit Airlines, Inc...............................   800    59,312
    SPX Corp...........................................   746    62,343
    Standex International Corp.........................   300    21,027
    Stanley Black & Decker, Inc........................ 1,100   103,015
    Steelcase, Inc. Class A............................ 2,300    38,824
*   Stericycle, Inc....................................   300    39,387
    Sun Hydraulics Corp................................   462    16,743
#*  Swift Transportation Co............................ 1,700    41,786
    TAL International Group, Inc.......................   900    36,585
*   Team, Inc..........................................   500    19,070
*   Tecumseh Products Co...............................   300     1,062
*   Teledyne Technologies, Inc.........................   600    57,024
    Tennant Co.........................................   300    19,563
#   Terex Corp......................................... 1,939    43,589
    Tetra Tech, Inc.................................... 1,600    36,848
#   Textainer Group Holdings, Ltd......................   800    26,248
    Textron, Inc....................................... 2,314    98,484
*   Thermon Group Holdings, Inc........................   500    10,225
    Timken Co. (The)................................... 1,100    41,811
#   Titan International, Inc...........................   755     6,750
#*  Titan Machinery, Inc...............................   261     3,688
    Toro Co. (The).....................................   400    25,964
#   Towers Watson & Co. Class A........................   400    47,400
    TransDigm Group, Inc...............................   100    20,553
#*  Trex Co., Inc......................................   444    18,883
*   Trimas Corp........................................   456    12,307
#   Trinity Industries, Inc............................ 3,800   100,586
#   Triumph Group, Inc.................................   920    52,495
*   TrueBlue, Inc......................................   575    12,685
*   Tutor Perini Corp..................................   624    13,547
    Tyco International P.L.C........................... 1,105    45,095
*   Ultralife Corp.....................................   400     1,340
    UniFirst Corp......................................   240    27,871
    Union Pacific Corp................................. 4,900   574,329
*   United Continental Holdings, Inc................... 2,900   201,173
    United Parcel Service, Inc. Class B................ 1,300   128,492
*   United Rentals, Inc................................   704    58,326

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Industrials -- (Continued)
    United Stationers, Inc.............................   900  $    36,279
    United Technologies Corp........................... 1,859      213,376
    Universal Forest Products, Inc.....................   600       30,036
    Universal Truckload Services, Inc..................   325        7,657
#   US Ecology, Inc....................................   400       16,584
#*  USG Corp........................................... 1,065       32,429
#*  UTi Worldwide, Inc................................. 1,678       19,918
    Valmont Industries, Inc............................   500       60,060
*   Vectrus, Inc.......................................   240        6,682
*   Verisk Analytics, Inc. Class A.....................   650       41,828
#*  Veritiv Corp.......................................    47        2,391
*   Versar, Inc........................................   300          915
    Viad Corp..........................................   600       16,188
#*  Vicor Corp.........................................   655        7,054
*   Virco Manufacturing Corp...........................   285          684
#*  Volt Information Sciences, Inc.....................   900       11,286
#*  Wabash National Corp............................... 1,350       16,835
*   WABCO Holdings, Inc................................   400       38,068
    Wabtec Corp........................................   400       33,380
    Waste Connections, Inc............................. 1,400       60,508
    Waste Management, Inc.............................. 1,174       60,379
    Watsco, Inc........................................   400       43,544
    Watts Water Technologies, Inc. Class A.............   423       24,801
#   Werner Enterprises, Inc............................ 1,700       48,501
#*  Wesco Aircraft Holdings, Inc.......................    52          678
#*  WESCO International, Inc...........................   649       43,327
    Woodward, Inc...................................... 1,000       44,610
#   WW Grainger, Inc...................................   120       28,301
    Xylem, Inc......................................... 1,471       50,161
                                                               -----------
Total Industrials......................................         15,417,815
                                                               -----------
Information Technology -- (16.2%)
#*  3D Systems Corp....................................   300        8,724
    Accenture P.L.C. Class A...........................   633       53,191
*   ACI Worldwide, Inc................................. 1,683       31,085
    Activision Blizzard, Inc........................... 2,000       41,790
*   Actua Corp.........................................   900       14,490
*   Acxiom Corp........................................ 1,600       29,120
*   ADDvantage Technologies Group, Inc.................   400          928
*   Adobe Systems, Inc.................................   473       33,171
#   ADTRAN, Inc........................................   600       13,266
*   Advanced Energy Industries, Inc.................... 1,100       26,400
#*  Advanced Micro Devices, Inc........................ 3,816        9,807
#   Advent Software, Inc...............................   859       35,949
*   Akamai Technologies, Inc...........................   412       23,960
*   Alliance Data Systems Corp.........................   230       66,431
    Altera Corp........................................ 1,100       36,217
    Amdocs, Ltd........................................ 1,200       57,816
*   Amkor Technology, Inc.............................. 4,400       27,940
    Amphenol Corp. Class A............................. 1,200       64,452
*   Amtech Systems, Inc................................   400        3,268
    Analog Devices, Inc................................ 1,343       69,977
*   Anixter International, Inc.........................   536       40,393

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Information Technology -- (Continued)
*   ANSYS, Inc.........................................    500 $   40,335
*   AOL, Inc...........................................  1,287     55,663
    Apple, Inc......................................... 18,319  2,146,254
    Applied Materials, Inc.............................  2,002     45,726
*   ARRIS Group, Inc...................................  2,960     77,611
*   Arrow Electronics, Inc.............................  1,026     56,471
*   Aspen Technology, Inc..............................  1,102     38,950
#*  Atmel Corp.........................................  1,400     11,662
*   Autodesk, Inc......................................    500     27,002
    Automatic Data Processing, Inc.....................  1,000     82,530
    Avago Technologies, Ltd............................    600     61,728
*   Aviat Networks, Inc................................    210        269
    Avnet, Inc.........................................  1,303     54,231
    AVX Corp...........................................  3,100     40,083
    Aware, Inc.........................................    900      4,392
*   AXT, Inc...........................................    300        834
#   Badger Meter, Inc..................................    300     17,958
    Belden, Inc........................................    400     33,176
*   Benchmark Electronics, Inc.........................  1,368     33,147
    Blackbaud, Inc.....................................    350     15,298
*   Blackhawk Network Holdings, Inc. Class B...........    550     18,210
#*  Blucora, Inc.......................................  1,000     13,520
    Booz Allen Hamilton Holding Corp...................    450     13,100
*   Bottomline Technologies de, Inc....................    699     17,314
    Broadcom Corp. Class A.............................  1,212     51,431
    Broadridge Financial Solutions, Inc................  1,072     51,445
    Brocade Communications Systems, Inc................  4,903     54,521
    Brooks Automation, Inc.............................  1,100     14,201
*   Bsquare Corp.......................................    300      1,329
*   BTU International, Inc.............................    300        789
    CA, Inc............................................  2,509     76,023
*   Cabot Microelectronics Corp........................    300     14,823
*   CACI International, Inc. Class A...................    606     51,262
#*  Cadence Design Systems, Inc........................  1,591     28,622
*   CalAmp Corp........................................    500      8,955
*   Calix, Inc.........................................    993      9,533
#*  Cardtronics, Inc...................................    710     23,863
    CDK Global, Inc....................................    333     15,038
    CDW Corp...........................................  1,379     47,245
*   Ceva, Inc..........................................     95      1,739
*   Checkpoint Systems, Inc............................    567      7,348
#*  Ciena Corp.........................................    700     12,964
*   Cimpress NV........................................    519     41,805
#*  Cirrus Logic, Inc..................................    417     11,051
    Cisco Systems, Inc................................. 19,721    519,944
*   Citrix Systems, Inc................................    400     23,704
*   Cognex Corp........................................    394     14,479
*   Cognizant Technology Solutions Corp. Class A.......    800     43,304
*   Coherent, Inc......................................    500     30,940
    Cohu, Inc..........................................    600      6,798
*   CommVault Systems, Inc.............................    200      8,716
    Computer Sciences Corp.............................  2,500    151,700
    Computer Task Group, Inc...........................    500      4,045

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Information Technology -- (Continued)
    Comtech Telecommunications Corp....................   587  $ 19,394
*   Comverse, Inc......................................   500     8,615
    Convergys Corp..................................... 2,217    42,478
*   CoreLogic, Inc..................................... 1,279    42,463
    Corning, Inc....................................... 1,044    24,816
#*  CoStar Group, Inc..................................   183    33,765
*   Covisint Corp......................................   553     1,228
#*  Cray, Inc..........................................   624    20,274
#*  Cree, Inc..........................................   861    30,445
#   CSG Systems International, Inc.....................   860    21,087
#*  CyberOptics Corp...................................   300     3,273
    Daktronics, Inc....................................   587     7,267
#*  Dealertrack Technologies, Inc...................... 1,000    40,200
*   Dice Holdings, Inc................................. 1,000     8,270
#   Diebold, Inc.......................................   906    28,267
    Digimarc Corp......................................   128     3,459
*   Diodes, Inc........................................   900    23,787
    Dolby Laboratories, Inc. Class A...................   493    19,128
*   DSP Group, Inc.....................................   600     6,594
    DST Systems, Inc...................................   620    59,954
    EarthLink Holdings Corp............................ 3,100    13,082
*   eBay, Inc.......................................... 2,200   116,600
#   Ebix, Inc..........................................   762    17,412
*   EchoStar Corp. Class A.............................   422    22,016
    Electro Rent Corp..................................   677     8,727
    Electro Scientific Industries, Inc.................   800     5,016
*   Electronic Arts, Inc...............................   800    43,888
*   Electronics for Imaging, Inc.......................   416    16,078
    EMC Corp........................................... 6,600   171,138
*   Emcore Corp........................................   300     1,551
*   Emulex Corp........................................ 1,500     9,390
#*  EnerNOC, Inc.......................................   785    13,518
*   Entegris, Inc...................................... 3,153    40,989
*   EPAM Systems, Inc..................................   278    13,603
    EPIQ Systems, Inc..................................   900    15,705
*   ePlus, Inc.........................................   109     7,351
#   Equinix, Inc.......................................   243    52,697
*   Euronet Worldwide, Inc.............................   875    39,716
#*  Exar Corp.......................................... 1,140    10,283
*   ExlService Holdings, Inc...........................   500    14,690
*   F5 Networks, Inc...................................   300    33,486
*   Fabrinet...........................................   700    11,431
*   Facebook, Inc. Class A............................. 1,693   128,516
#   FactSet Research Systems, Inc......................   300    43,077
    Fair Isaac Corp....................................   900    64,215
*   Fairchild Semiconductor International, Inc......... 3,216    49,366
#*  FalconStor Software, Inc...........................   700       966
*   FARO Technologies, Inc.............................   100     5,535
    FEI Co.............................................   400    32,888
    Fidelity National Information Services, Inc........ 2,549   159,134
#*  Finisar Corp....................................... 1,669    30,276
*   First Solar, Inc................................... 1,130    47,822
*   Fiserv, Inc........................................ 1,600   116,048

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Information Technology -- (Continued)
*   FleetCor Technologies, Inc.........................    258 $ 36,249
    FLIR Systems, Inc..................................    808   24,402
*   Fortinet, Inc......................................    500   14,947
#*  Freescale Semiconductor, Ltd.......................    600   19,254
*   Frequency Electronics, Inc.........................    300    3,422
*   Gartner, Inc.......................................    300   25,266
*   Genpact, Ltd.......................................  2,845   57,099
    Global Payments, Inc...............................    675   58,934
*   Google, Inc. Class A...............................    400  215,020
*   Google, Inc. Class C...............................    400  213,808
*   Harmonic, Inc......................................  1,360   10,404
    Harris Corp........................................    800   53,704
#   Heartland Payment Systems, Inc.....................    628   31,256
    Hewlett-Packard Co................................. 13,001  469,726
*   HomeAway, Inc......................................    343    8,743
    IAC/InterActiveCorp................................  1,207   73,567
*   ID Systems, Inc....................................    400    2,636
*   Identiv, Inc.......................................    110    1,387
*   iGATE Corp.........................................    600   21,240
*   II-VI, Inc.........................................  1,177   20,233
#*  Imation Corp.......................................    400    1,504
*   Infinera Corp......................................  1,900   30,628
*   Informatica Corp...................................    400   16,674
*   Ingram Micro, Inc. Class A.........................  2,108   53,079
*   Innodata, Inc......................................    200      572
*   Insight Enterprises, Inc...........................    900   21,303
*   Integrated Device Technology, Inc..................  2,338   42,762
    Intel Corp......................................... 27,662  913,952
#*  Interactive Intelligence Group, Inc................    200    8,112
    InterDigital, Inc..................................    694   34,686
*   Internap Corp......................................  1,600   13,472
    International Business Machines Corp...............  2,000  306,620
    Intersil Corp. Class A.............................  2,400   34,344
#*  Intevac, Inc.......................................    700    4,550
*   IntraLinks Holdings, Inc...........................     96    1,023
*   IntriCon Corp......................................    200    1,480
    Intuit, Inc........................................    400   34,728
#*  IPG Photonics Corp.................................    403   30,080
#*  Itron, Inc.........................................    732   27,238
*   Ixia...............................................  1,573   15,950
#   j2 Global, Inc.....................................  1,050   60,312
    Jabil Circuit, Inc.................................  2,659   54,802
    Jack Henry & Associates, Inc.......................  1,056   64,807
*   JDS Uniphase Corp..................................  1,795   21,809
    Juniper Networks, Inc..............................  1,189   27,026
    KLA-Tencor Corp....................................    900   55,323
#*  Knowles Corp.......................................    500   10,605
*   Kulicke & Soffa Industries, Inc....................  1,300   19,721
    Lam Research Corp..................................  1,187   90,734
*   Lattice Semiconductor Corp.........................  2,800   19,964
    Leidos Holdings, Inc...............................    748   30,967
#   Lexmark International, Inc. Class A................  1,000   39,910
    Linear Technology Corp.............................    740   33,256

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Information Technology -- (Continued)
*   Lionbridge Technologies, Inc.......................    322 $  1,604
    Littelfuse, Inc....................................    400   39,496
#*  LoJack Corp........................................    600    1,272
*   Magnachip Semiconductor Corp.......................    652    9,376
*   Manhattan Associates, Inc..........................  1,280   57,139
    ManTech International Corp. Class A................    600   19,518
    Marvell Technology Group, Ltd......................  1,900   29,431
    MasterCard, Inc. Class A...........................  2,000  164,060
    Maxim Integrated Products, Inc.....................  1,178   38,980
    MAXIMUS, Inc.......................................  1,300   72,436
    Mentor Graphics Corp...............................  2,556   58,814
    Methode Electronics, Inc...........................    707   25,572
    Micrel, Inc........................................    552    7,767
#   Microchip Technology, Inc..........................    823   37,117
#*  Micron Technology, Inc.............................  5,775  169,005
*   Microsemi Corp.....................................  1,907   53,129
    Microsoft Corp..................................... 15,664  632,826
    MKS Instruments, Inc...............................  1,500   52,515
#*  ModusLink Global Solutions, Inc....................    900    3,249
    Monolithic Power Systems, Inc......................    378   17,951
#   Monotype Imaging Holdings, Inc.....................    800   23,472
    Motorola Solutions, Inc............................  1,147   71,584
    MTS Systems Corp...................................    300   21,684
*   Multi-Fineline Electronix, Inc.....................    800   10,408
*   NAPCO Security Technologies, Inc...................    600    2,982
    National Instruments Corp..........................    900   27,072
*   NCR Corp...........................................  2,040   51,816
    NetApp, Inc........................................  2,261   85,466
*   NETGEAR, Inc.......................................    825   27,860
#*  Netscout Systems, Inc..............................    817   29,330
#*  NetSuite, Inc......................................    148   14,568
#*  NeuStar, Inc. Class A..............................    700   18,403
*   Newport Corp.......................................    800   14,816
    NIC, Inc...........................................    700   11,494
#*  Nuance Communications, Inc.........................  2,974   40,878
#   NVIDIA Corp........................................  1,468   28,193
#*  Oclaro, Inc........................................    500      715
*   OmniVision Technologies, Inc.......................    800   21,632
*   ON Semiconductor Corp..............................  3,402   34,054
    Oracle Corp........................................  8,729  365,658
*   OSI Systems, Inc...................................    500   34,990
*   PAR Technology Corp................................    400    2,296
    Paychex, Inc.......................................  1,300   58,838
    PC Connection, Inc.................................    590   14,012
    PC-Tel, Inc........................................    700    5,873
*   PCM, Inc...........................................    400    3,800
*   PDF Solutions, Inc.................................    800   13,296
    Pegasystems, Inc...................................    426    8,337
#*  Planar Systems, Inc................................    569    4,165
    Plantronics, Inc...................................    800   36,664
*   Plexus Corp........................................    700   26,523
*   PMC-Sierra, Inc....................................  3,457   30,560
*   Polycom, Inc.......................................  1,800   23,940

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Information Technology -- (Continued)
    Power Integrations, Inc............................   228  $ 11,760
*   Progress Software Corp............................. 1,000    25,050
*   PTC, Inc...........................................   700    23,387
    QAD, Inc. Class B..................................   101     1,748
*   QLogic Corp........................................ 1,500    20,040
*   Qorvo, Inc......................................... 2,009   148,405
    QUALCOMM, Inc...................................... 3,200   199,872
*   Qumu Corp..........................................   400     5,680
#*  Rackspace Hosting, Inc............................. 1,100    49,456
#*  Rambus, Inc........................................ 2,047    23,029
*   RealNetworks, Inc.................................. 1,200     8,436
*   Red Hat, Inc.......................................   628    40,060
    Reis, Inc..........................................   200     4,500
*   Rofin-Sinar Technologies, Inc......................   400    10,768
*   Rogers Corp........................................   400    29,544
*   Rovi Corp..........................................   515    11,902
#*  Rubicon Technology, Inc............................   590     2,454
#*  Rudolph Technologies, Inc.......................... 1,000    10,030
*   Salesforce.com, Inc................................   500    28,225
    SanDisk Corp....................................... 1,192    90,485
*   Sanmina Corp....................................... 1,100    23,298
*   Sapient Corp....................................... 2,855    70,975
*   ScanSource, Inc....................................   700    24,136
    Science Applications International Corp............   827    40,341
*   Seachange International, Inc.......................   516     3,643
#   Seagate Technology P.L.C........................... 1,020    57,569
*   Semtech Corp.......................................   700    17,822
#*  ServiceSource International, Inc...................    89       298
*   Sigma Designs, Inc.................................   300     1,908
*   Silicon Laboratories, Inc..........................   700    30,632
    Skyworks Solutions, Inc............................   982    81,555
*   SolarWinds, Inc....................................   200     9,630
    Solera Holdings, Inc...............................   486    25,078
*   Sonus Networks, Inc................................   475     9,063
    SS&C Technologies Holdings, Inc.................... 1,365    75,525
*   Stamps.com, Inc....................................   300    13,671
*   StarTek, Inc.......................................   300     2,829
#*  Stratasys, Ltd.....................................   519    41,255
#*  SunEdison, Inc..................................... 1,786    33,452
#*  SunPower Corp...................................... 1,332    32,128
*   support.com, Inc................................... 1,000     1,960
*   Sykes Enterprises, Inc............................. 1,080    24,322
    Symantec Corp...................................... 4,802   118,946
#*  Synaptics, Inc.....................................   550    42,245
*   Synchronoss Technologies, Inc......................   162     6,880
#   SYNNEX Corp........................................   900    66,771
*   Synopsys, Inc......................................   682    29,319
#*  Syntel, Inc........................................   600    25,950
#*  Take-Two Interactive Software, Inc................. 2,201    65,414
    TE Connectivity, Ltd............................... 1,813   120,365
*   Tech Data Corp..................................... 1,000    57,100
#*  Telenav, Inc.......................................   500     3,240
*   TeleTech Holdings, Inc............................. 1,009    22,259

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Information Technology -- (Continued)
#*  Teradata Corp...................................... 1,241  $    55,299
    Teradyne, Inc...................................... 2,728       49,377
    Tessco Technologies, Inc...........................   150        3,398
    Tessera Technologies, Inc.......................... 1,053       39,045
    Texas Instruments, Inc............................. 1,900      101,555
    Total System Services, Inc......................... 1,512       53,479
*   Trimble Navigation, Ltd............................   900       21,456
#*  TTM Technologies, Inc.............................. 1,700       11,815
*   Tyler Technologies, Inc............................   400       42,432
#*  Ultimate Software Group, Inc. (The)................   200       29,602
*   Ultratech, Inc.....................................   600        9,564
*   Unisys Corp........................................   810       17,763
*   United Online, Inc.................................   314        4,145
*   Vantiv, Inc. Class A............................... 1,267       43,572
#*  Veeco Instruments, Inc.............................   700       20,419
#*  VeriFone Systems, Inc.............................. 1,200       37,668
*   Verint Systems, Inc................................   500       26,690
#*  VeriSign, Inc......................................   500       27,240
#*  ViaSat, Inc........................................   600       33,732
*   Viasystems Group, Inc..............................   180        2,882
    Visa, Inc. Class A................................. 1,200      305,892
#   Vishay Intertechnology, Inc........................ 3,100       42,222
*   Web.com Group, Inc.................................   966       14,596
#*  WebMD Health Corp..................................   251        9,726
    Western Digital Corp...............................   900       87,507
#   Western Union Co. (The)............................ 1,501       25,517
*   WEX, Inc...........................................   500       46,025
#*  Workday, Inc. Class A..............................   125        9,933
    Xerox Corp......................................... 7,500       98,775
    Xilinx, Inc........................................   800       30,860
*   XO Group, Inc......................................   900       14,796
*   Yahoo!, Inc........................................ 1,400       61,586
#*  Yelp, Inc..........................................   300       15,741
*   Zebra Technologies Corp. Class A...................   626       52,246
*   Zix Corp........................................... 1,300        4,602
#*  Zynga, Inc. Class A................................   154          394
                                                               -----------
Total Information Technology...........................         16,238,317
                                                               -----------
Materials -- (5.2%)
    A Schulman, Inc....................................   719       25,057
*   AEP Industries, Inc................................   200       10,022
    Air Products & Chemicals, Inc......................   500       72,805
    Airgas, Inc........................................   800       90,112
    Albemarle Corp..................................... 1,216       58,684
    Alcoa, Inc......................................... 6,317       98,861
#   Allegheny Technologies, Inc........................   843       24,051
#   American Vanguard Corp.............................   800        8,944
    Ampco-Pittsburgh Corp..............................   300        5,460
#   Aptargroup, Inc.................................... 1,200       75,732
    Ashland, Inc.......................................   441       52,267
    Avery Dennison Corp................................ 1,602       83,737
    Axiall Corp........................................ 1,023       45,268
    Ball Corp..........................................   600       37,998

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Materials -- (Continued)
    Bemis Co., Inc..................................... 2,200  $ 97,460
*   Berry Plastics Group, Inc..........................   800    27,056
*   Boise Cascade Co...................................   290    11,728
    Cabot Corp......................................... 1,200    50,892
*   Calgon Carbon Corp................................. 1,200    23,676
#   Carpenter Technology Corp..........................   800    30,352
    Celanese Corp. Series A............................   844    45,373
*   Century Aluminum Co................................ 2,502    57,821
    CF Industries Holdings, Inc........................   530   161,851
*   Chemtura Corp...................................... 1,694    36,912
*   Clearwater Paper Corp..............................   600    44,412
#*  Coeur Mining, Inc.................................. 1,988    12,524
    Commercial Metals Co............................... 2,700    36,234
    Compass Minerals International, Inc................   500    43,700
*   Core Molding Technologies, Inc.....................   300     4,350
*   Crown Holdings, Inc................................   500    22,155
    Cytec Industries, Inc.............................. 1,900    91,181
    Domtar Corp........................................ 1,604    61,433
    Dow Chemical Co. (The)............................. 5,481   247,522
    Eagle Materials, Inc...............................   501    35,681
    Eastman Chemical Co................................ 1,300    92,157
    Ecolab, Inc........................................   592    61,432
    EI du Pont de Nemours & Co......................... 2,599   185,075
*   Ferro Corp......................................... 2,200    24,486
#*  Flotek Industries, Inc.............................   331     5,352
    FMC Corp...........................................   600    34,500
    Freeport-McMoRan, Inc.............................. 6,008   100,994
    Friedman Industries, Inc...........................   300     1,878
    FutureFuel Corp....................................   801     8,803
*   Graphic Packaging Holding Co....................... 5,411    78,351
    Greif, Inc. Class A................................   600    22,920
    Greif, Inc. Class B................................   234    10,252
#   Hawkins, Inc.......................................   233     8,973
    Haynes International, Inc..........................   259    10,083
#   HB Fuller Co.......................................   900    37,035
#   Hecla Mining Co.................................... 6,909    22,731
#*  Horsehead Holding Corp.............................   233     3,132
#   Huntsman Corp...................................... 2,700    59,292
    Innophos Holdings, Inc.............................   408    24,292
    Innospec, Inc......................................   558    22,024
    International Flavors & Fragrances, Inc............   300    31,833
    International Paper Co............................. 2,500   131,650
*   Intrepid Potash, Inc...............................   917    12,205
#   Kaiser Aluminum Corp...............................   357    24,744
    KapStone Paper and Packaging Corp.................. 2,800    83,636
    KMG Chemicals, Inc.................................   300     6,276
    Koppers Holdings, Inc..............................   225     4,086
*   Kraton Performance Polymers, Inc...................   400     7,736
    Kronos Worldwide, Inc..............................   564     6,334
#*  Louisiana-Pacific Corp............................. 2,949    48,275
    LyondellBasell Industries NV Class A............... 1,662   131,448
    Martin Marietta Materials, Inc.....................   237    25,534
    Materion Corp......................................   491    16,178

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                         SHARES   VALUE+
                                                         ------ ----------
Materials -- (Continued)
     MeadWestvaco Corp.................................. 1,727  $   86,834
     Minerals Technologies, Inc.........................   800      52,264
     Monsanto Co........................................   900     106,182
     Mosaic Co. (The)................................... 1,360      66,218
     Myers Industries, Inc..............................   775      12,904
#    NewMarket Corp.....................................   100      44,967
     Newmont Mining Corp................................ 2,600      65,390
     Nucor Corp......................................... 1,975      86,209
#    Olin Corp.......................................... 1,700      42,619
#    Olympic Steel, Inc.................................   300       4,113
     OM Group, Inc......................................   900      25,200
*    Owens-Illinois, Inc................................ 1,196      27,927
     Packaging Corp. of America.........................   600      45,510
*    Penford Corp.......................................   200       3,764
     PH Glatfelter Co...................................   800      18,296
     PolyOne Corp....................................... 2,011      71,572
     PPG Industries, Inc................................   340      75,779
     Praxair, Inc.......................................   700      84,413
     Quaker Chemical Corp...............................   200      15,784
     Reliance Steel & Aluminum Co....................... 1,407      73,685
#*   Rentech, Inc....................................... 1,935       2,322
     Rock-Tenn Co. Class A.............................. 1,654     107,345
     Royal Gold, Inc....................................   800      57,968
     RPM International, Inc.............................   599      28,668
*    RTI International Metals, Inc......................   400       8,920
#    Schnitzer Steel Industries, Inc. Class A...........   600      10,128
     Scotts Miracle-Gro Co. (The) Class A...............   436      27,655
     Sealed Air Corp....................................   862      34,911
     Sensient Technologies Corp.........................   760      46,360
     Sherwin-Williams Co. (The).........................   200      54,254
     Silgan Holdings, Inc............................... 1,000      51,410
     Sonoco Products Co................................. 1,434      63,383
#    Southern Copper Corp...............................   400      10,912
     Steel Dynamics, Inc................................ 3,710      63,218
     Stepan Co..........................................   600      23,040
#*   Stillwater Mining Co............................... 2,900      39,643
     SunCoke Energy, Inc................................   938      14,164
     TimkenSteel Corp...................................   550      14,850
     Tredegar Corp......................................   800      17,112
     Tronox, Ltd. Class A...............................   516      10,908
     United States Lime & Minerals, Inc.................   200      13,830
#    United States Steel Corp........................... 2,069      50,566
     Valspar Corp. (The)................................   500      41,715
     Vulcan Materials Co................................   694      48,934
#    Walter Energy, Inc.................................   300         280
     Westlake Chemical Corp............................. 1,362      78,056
     Worthington Industries, Inc........................ 1,300      38,909
*    WR Grace & Co......................................   400      34,672
                                                                ----------
Total Materials.........................................         5,178,771
                                                                ----------
Other -- (0.0%)
o#*  Gerber Scientific, Inc. Escrow Shares..............   900          --

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Other -- (Continued)
o*  Softbrands, Inc. Escrow Shares.....................    600 $       --
                                                               ----------
Total Other............................................                --
                                                               ----------
Real Estate Investment Trusts -- (0.0%)
#   Iron Mountain, Inc.................................  1,217     48,485
                                                               ----------
Telecommunication Services -- (2.9%)
*   Alteva.............................................     86        628
    AT&T, Inc.......................................... 43,847  1,443,443
#   Atlantic Tele-Network, Inc.........................    400     26,572
    CenturyLink, Inc...................................  3,600    133,812
*   Cincinnati Bell, Inc...............................  3,500     10,255
    Cogent Communications Holdings, Inc................    313     11,600
#   Consolidated Communications Holdings, Inc..........    827     19,252
#   Frontier Communications Corp....................... 13,649     91,653
*   General Communication, Inc. Class A................  1,100     16,148
#*  Globalstar, Inc....................................  3,847      9,310
    IDT Corp. Class B..................................    504     10,765
    Inteliquent, Inc...................................    300      5,046
#*  Iridium Communications, Inc........................  1,497     12,739
*   Level 3 Communications, Inc........................  1,385     68,890
#   Lumos Networks Corp................................    200      3,206
*   ORBCOMM, Inc.......................................  1,200      6,672
*   Premiere Global Services, Inc......................  1,000      8,840
*   SBA Communications Corp. Class A...................    500     58,350
    Shenandoah Telecommunications Co...................    711     21,124
#*  Sprint Corp........................................  2,414     10,380
#*  T-Mobile US, Inc...................................    916     27,645
    Telephone & Data Systems, Inc......................  2,313     53,777
*   United States Cellular Corp........................    324     11,272
    Verizon Communications, Inc........................ 16,328    746,353
*   Vonage Holdings Corp...............................  3,429     14,402
    Windstream Holdings, Inc...........................  9,608     76,384
                                                               ----------
Total Telecommunication Services.......................         2,898,518
                                                               ----------
Utilities -- (2.5%)
    AES Corp...........................................  1,291     15,776
    AGL Resources, Inc.................................    500     28,190
    ALLETE, Inc........................................    600     33,990
    Alliant Energy Corp................................    400     27,444
    Ameren Corp........................................    900     40,752
    American Electric Power Co., Inc...................    600     37,686
    American States Water Co...........................    600     23,784
    American Water Works Co., Inc......................    300     16,842
#   Aqua America, Inc..................................  1,625     43,956
    Atmos Energy Corp..................................    700     39,837
#   Avista Corp........................................    800     29,704
    Black Hills Corp...................................    700     35,112
    California Water Service Group.....................    600     14,724
*   Calpine Corp.......................................  3,397     70,929
    CenterPoint Energy, Inc............................  1,600     36,944
    Chesapeake Utilities Corp..........................    361     17,602
    Cleco Corp.........................................    582     31,638

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Utilities -- (Continued)
    CMS Energy Corp....................................   700  $ 26,411
#   Consolidated Edison, Inc...........................   400    27,712
    Dominion Resources, Inc............................ 1,000    76,890
    DTE Energy Co......................................   700    62,762
    Duke Energy Corp................................... 1,196   104,219
*   Dynegy, Inc........................................ 1,300    35,516
    Edison International...............................   700    47,705
    El Paso Electric Co................................   515    20,631
    Empire District Electric Co. (The).................   500    15,235
    Entergy Corp.......................................   300    26,253
    Exelon Corp........................................ 1,149    41,410
    FirstEnergy Corp...................................   500    20,165
    Genie Energy, Ltd. Class B.........................   400     2,508
    Great Plains Energy, Inc........................... 1,400    41,398
    Hawaiian Electric Industries, Inc.................. 1,100    37,730
#   IDACORP, Inc.......................................   415    28,183
    Integrys Energy Group, Inc.........................   200    16,220
    ITC Holdings Corp..................................   922    39,222
    Laclede Group, Inc. (The)..........................   300    16,128
    MDU Resources Group, Inc...........................   778    17,591
    MGE Energy, Inc....................................   600    27,540
    Middlesex Water Co.................................   300     6,561
#   National Fuel Gas Co...............................   456    28,924
    New Jersey Resources Corp..........................   500    31,940
    NextEra Energy, Inc................................   700    76,468
    NiSource, Inc...................................... 1,000    43,260
#   Northeast Utilities................................   787    43,741
#   Northwest Natural Gas Co...........................   400    19,964
#   NorthWestern Corp..................................   500    28,880
    NRG Energy, Inc.................................... 2,425    59,801
    OGE Energy Corp....................................   800    28,144
#   ONE Gas, Inc.......................................   321    14,185
    Ormat Technologies, Inc............................   900    24,075
    Otter Tail Corp....................................   600    18,552
    PG&E Corp..........................................   600    35,286
    Piedmont Natural Gas Co., Inc......................   800    31,912
    Pinnacle West Capital Corp.........................   300    21,054
    PNM Resources, Inc.................................   900    27,450
#   Portland General Electric Co....................... 1,020    40,494
    PPL Corp...........................................   800    28,400
    Public Service Enterprise Group, Inc...............   900    38,412
    Questar Corp....................................... 1,400    36,330
    SCANA Corp.........................................   400    25,508
    Sempra Energy......................................   400    44,768
    SJW Corp...........................................   211     7,126
#   South Jersey Industries, Inc.......................   400    23,300
    Southern Co. (The)................................. 1,400    71,008
    Southwest Gas Corp.................................   600    36,876
    TECO Energy, Inc...................................   760    16,211
    UGI Corp........................................... 2,272    84,041
    UIL Holdings Corp..................................   670    30,820
    Unitil Corp........................................   100     3,736
    Vectren Corp.......................................   600    28,752

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Utilities -- (Continued)
#     Westar Energy, Inc.................................     800 $     34,176
      WGL Holdings, Inc..................................     600       33,900
#     Wisconsin Energy Corp..............................     800       44,616
      Xcel Energy, Inc...................................     900       33,777
#     York Water Co......................................     360        8,521
                                                                  ------------
Total Utilities..........................................            2,487,308
                                                                  ------------
TOTAL COMMON STOCKS......................................           88,654,987
                                                                  ------------
RIGHTS/WARRANTS -- (0.0%)
o*    Leap Wireless International, Inc. Contingent Value
        Rights...........................................   2,100        5,292
o*    Safeway Casa Ley Contingent Value Rights...........   1,200        1,218
o*    Safeway PDC, LLC Contingent Value Rights...........   1,200           59
o*    Sears Holdings Corporation Rights..................       1           --
o*    Southern Community Financial Corp. Contingent
        Value Rights.....................................     401          371
                                                                  ------------
TOTAL RIGHTS/WARRANTS....................................                6,940
                                                                  ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves,
       0.089%............................................ 177,810      177,810
                                                                  ------------
SECURITIES LENDING COLLATERAL -- (11.3%)
(S)@  DFA Short Term Investment Fund..................... 980,109   11,339,859
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $72,932,146)^^.................................           $100,179,596
                                                                  ============

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------
                                     LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                   ----------- ----------- ------- ------------
Common Stocks
   Consumer Discretionary......... $15,047,268          --   --    $ 15,047,268
   Consumer Staples...............   5,023,225          --   --       5,023,225
   Energy.........................  10,026,053          --   --      10,026,053
   Financials.....................  16,289,227          --   --      16,289,227
   Industrials....................  15,417,815          --   --      15,417,815
   Information Technology.........  16,238,317          --   --      16,238,317
   Materials......................   5,178,771          --   --       5,178,771
   Other..........................          --          --   --              --
   Real Estate Investment
      Trusts......................      48,485          --   --          48,485
   Telecommunication Services.....   2,898,518          --   --       2,898,518
   Utilities......................   2,487,308          --   --       2,487,308
Rights/Warrants...................          -- $     6,940   --           6,940
Temporary Cash Investments........     177,810          --   --         177,810
Securities Lending Collateral.....          --  11,339,859   --      11,339,859
                                   ----------- -----------   --    ------------
TOTAL............................. $88,832,797 $11,346,799   --    $100,179,596
                                   =========== ===========   ==    ============

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                        SHARES VALUE++
                                                        ------ --------
COMMON STOCKS -- (93.0%)

AUSTRALIA -- (6.3%)
    Adelaide Brighton, Ltd............................. 12,382 $ 34,315
    AGL Energy, Ltd....................................  2,454   27,128
#   ALS, Ltd...........................................  5,389   20,348
*   Alumina, Ltd....................................... 44,778   67,024
    Amalgamated Holdings, Ltd..........................  1,588   14,504
    Amcor, Ltd.........................................  7,623   75,340
    AMP, Ltd........................................... 54,320  242,246
#   APA Group.......................................... 12,088   76,200
*   APN News & Media, Ltd..............................  8,425    5,300
#*  Aquarius Platinum, Ltd............................. 32,436    6,954
    ARB Corp., Ltd.....................................    443    3,970
    Arrium, Ltd........................................ 32,904    5,193
    Asciano, Ltd....................................... 19,708   91,755
    ASX, Ltd...........................................  2,267   67,003
#   Atlas Iron, Ltd.................................... 21,286    2,782
    Aurizon Holdings, Ltd..............................  6,244   23,877
#   Ausdrill, Ltd......................................  3,727    1,081
#   AusNet Services.................................... 21,363   23,188
    Australia & New Zealand Banking Group, Ltd......... 17,831  455,180
*   Australian Agricultural Co., Ltd................... 10,040   12,467
    Automotive Holdings Group, Ltd.....................  7,603   22,235
*   AWE, Ltd........................................... 11,677   12,124
    Bank of Queensland, Ltd............................  6,766   65,541
    Beach Energy, Ltd.................................. 31,283   23,290
#*  Beadell Resources, Ltd............................. 38,340    8,834
    Bega Cheese, Ltd...................................  1,674    6,625
    Bendigo and Adelaide Bank, Ltd.....................  6,440   66,693
    BHP Billiton, Ltd.................................. 19,895  458,873
    BHP Billiton, Ltd. Sponsored ADR...................  2,200  101,926
*   Billabong International, Ltd....................... 13,021    6,492
*   BlueScope Steel, Ltd............................... 11,548   44,738
    Boral, Ltd......................................... 16,241   70,293
#   Bradken, Ltd.......................................  4,982   10,507
    Brambles, Ltd......................................  8,792   72,029
#   Breville Group, Ltd................................  2,941   16,497
#   Brickworks, Ltd....................................    846    7,975
#   Cabcharge Australia, Ltd...........................  1,270    4,272
    Caltex Australia, Ltd..............................  3,088   79,918
#   Cardno, Ltd........................................  2,686    6,135
#   carsales.com, Ltd..................................  2,372   18,888
    Cash Converters International, Ltd................. 15,872   13,635
    Challenger, Ltd.................................... 10,518   51,170
    Coca-Cola Amatil, Ltd..............................  4,079   30,616
#   Commonwealth Bank of Australia.....................  3,519  243,321
    Computershare, Ltd.................................  5,369   48,240
    Credit Corp. Group, Ltd............................  1,551   14,092
    CSR, Ltd........................................... 16,074   49,652
#   Domino's Pizza Enterprises, Ltd....................  1,192   24,098
    Downer EDI, Ltd....................................  7,987   25,933
*   Drillsearch Energy, Ltd............................ 10,492    6,323
    DuluxGroup, Ltd....................................  8,959   41,499

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
AUSTRALIA -- (Continued)
*   Elders, Ltd........................................    931 $  2,381
#*  Emeco Holdings, Ltd................................ 13,587    1,268
*   Energy World Corp., Ltd............................ 12,801    2,917
    Fairfax Media, Ltd................................. 35,852   24,940
    Flight Centre Travel Group, Ltd....................    646   18,858
#   Fortescue Metals Group, Ltd........................  9,269   16,807
    Goodman Fielder, Ltd............................... 37,692   18,707
#   GrainCorp, Ltd. Class A............................  2,948   20,349
    GUD Holdings, Ltd..................................  1,903   11,574
#   GWA Group, Ltd.....................................  5,833   11,945
#   Harvey Norman Holdings, Ltd........................ 12,250   37,415
*   Hillgrove Resources, Ltd........................... 10,860    3,197
    Hills, Ltd.........................................  5,255    4,410
*   Horizon Oil, Ltd................................... 29,979    2,911
#   iiNET, Ltd.........................................  3,005   17,440
    Iluka Resources, Ltd...............................  6,877   37,347
    Incitec Pivot, Ltd................................. 28,258   78,815
    Independence Group NL..............................  3,743   14,412
    Insurance Australia Group, Ltd..................... 37,192  184,239
#   Invocare, Ltd......................................  2,186   22,061
#   IOOF Holdings, Ltd.................................  4,072   29,713
#   Iress, Ltd.........................................  3,256   26,048
    James Hardie Industries P.L.C.(B60QWJ2)............  2,471   24,776
    James Hardie Industries P.L.C.(B3LCV80)............    600   30,342
#   JB Hi-Fi, Ltd......................................  2,013   26,094
*   Kingsgate Consolidated, Ltd........................    631      388
    Leighton Holdings, Ltd.............................  1,755   27,928
    Lend Lease Group...................................  3,562   45,913
    M2 Group, Ltd......................................  4,035   28,106
*   Macmahon Holdings, Ltd............................. 39,034    1,723
    Macquarie Group, Ltd...............................  1,965   95,067
#   Magellan Financial Group, Ltd......................  2,457   36,195
    Melbourne IT, Ltd..................................  5,334    5,692
    Metals X, Ltd......................................    620      529
#   Metcash, Ltd....................................... 17,754   20,042
    Mincor Resources NL................................  4,393    2,461
*   Mineral Deposits, Ltd..............................  4,284    2,863
#   Mineral Resources, Ltd.............................  3,218   16,669
#   MMA Offshore, Ltd..................................  8,708    5,382
    Monadelphous Group, Ltd............................  1,985   12,504
    Mount Gibson Iron, Ltd.............................  8,762    1,443
#   Myer Holdings, Ltd................................. 21,690   26,126
    National Australia Bank, Ltd....................... 13,973  385,353
    Navitas, Ltd.......................................  5,275   21,796
    New Hope Corp., Ltd................................  3,628    6,610
*   Newcrest Mining, Ltd...............................  6,100   65,864
    Northern Star Resources, Ltd.......................  9,219   13,338
#   NRW Holdings, Ltd..................................  4,098      903
    Nufarm, Ltd........................................  5,093   22,380
    Oil Search, Ltd....................................  1,141    6,866
    Orica, Ltd.........................................  3,756   52,722
    Origin Energy, Ltd.................................  9,213   76,024
    Orora, Ltd.........................................  5,096    8,386

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
AUSTRALIA -- (Continued)
    OZ Minerals, Ltd...................................  8,700 $ 25,988
    Pacific Brands, Ltd................................ 16,041    6,085
#*  Paladin Energy, Ltd................................  8,694    2,542
    PanAust, Ltd....................................... 15,035   14,035
    Panoramic Resources, Ltd...........................  3,668    1,284
    Peet, Ltd..........................................  7,973    6,425
#   Perpetual, Ltd.....................................    794   30,126
    Platinum Asset Management, Ltd.....................    591    3,972
*   PMP, Ltd........................................... 15,111    4,740
    Premier Investments, Ltd...........................  1,327   10,544
*   Prime AET&D Holdings No.1, Ltd.....................      1       --
    Programmed Maintenance Services, Ltd...............  2,001    3,370
*   Qantas Airways, Ltd................................ 25,039   50,455
    QBE Insurance Group, Ltd...........................  8,923   73,150
    Qube Holdings, Ltd................................. 11,747   21,290
*   Ramelius Resources, Ltd............................ 23,490    2,520
    RCR Tomlinson, Ltd.................................  7,109   11,342
    REA Group, Ltd.....................................    617   23,601
    Recall Holdings, Ltd...............................    574    3,179
    Reece Australia, Ltd...............................    772   19,370
*   Resolute Mining, Ltd............................... 10,174    3,053
#   Retail Food Group, Ltd.............................  4,745   22,673
    Rio Tinto, Ltd.....................................  4,438  197,900
    SAI Global, Ltd....................................  5,683   17,272
#   Salmat, Ltd........................................  4,935    6,157
    Sandfire Resources NL..............................  1,850    6,103
    Santos, Ltd........................................  7,392   45,003
    Seek, Ltd..........................................  3,829   52,697
#*  Senex Energy, Ltd.................................. 31,081    6,636
#   Seven Group Holdings, Ltd..........................  3,972   15,743
    Seven West Media, Ltd..............................  3,546    3,594
#   Sims Metal Management, Ltd.........................  4,115   34,620
    Skilled Group, Ltd.................................  3,600    3,637
    Slater & Gordon, Ltd...............................    317    1,627
    SMS Management & Technology, Ltd...................  2,472    6,912
#   Southern Cross Media Group, Ltd.................... 18,980   15,443
    Spark Infrastructure Group......................... 15,132   25,057
#*  St Barbara, Ltd....................................  2,817      471
    STW Communications Group, Ltd...................... 10,662    7,583
    Suncorp Group, Ltd.................................  8,547   97,383
    Sunland Group, Ltd.................................  7,830   10,362
#   Super Retail Group, Ltd............................  4,028   27,185
    Sydney Airport.....................................  3,330   12,868
    Tassal Group, Ltd..................................  6,365   18,590
#   Telstra Corp., Ltd.................................  9,755   49,204
*   Ten Network Holdings, Ltd.......................... 53,821    8,312
#   TFS Corp., Ltd.....................................  3,576    4,074
    Toll Holdings, Ltd................................. 16,034   76,675
    Tox Free Solutions, Ltd............................  2,799    6,323
    TPG Telecom, Ltd...................................  2,754   14,244
*   Transfield Services, Ltd........................... 16,892   18,496
    Transpacific Industries Group, Ltd................. 19,482   12,463
    Transurban Group...................................  6,820   48,774

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
AUSTRALIA -- (Continued)
#   UGL, Ltd...........................................  1,662 $    2,307
    UXC, Ltd...........................................  5,788      3,345
#   Village Roadshow, Ltd..............................  1,430      6,746
*   Virgin Australia Holdings, Ltd..................... 62,673     22,865
*   Virgin Australia Holdings, Ltd. (ACI01NXR8)........ 46,180         --
    Washington H Soul Pattinson & Co., Ltd.............    987      9,943
    Wesfarmers, Ltd....................................  4,590    155,036
    Westpac Banking Corp. Sponsored ADR................  7,016    187,678
#*  Whitehaven Coal, Ltd...............................  1,338      1,277
    Woodside Petroleum, Ltd............................  7,970    211,675
    Woolworths, Ltd....................................  3,616     88,985
    WorleyParsons, Ltd.................................  1,744     12,975
                                                               ----------
TOTAL AUSTRALIA........................................         6,460,542
                                                               ----------
AUSTRIA -- (0.4%)
*   A-TEC Industries AG................................    464         --
    Agrana Beteiligungs AG.............................    116      9,171
    Andritz AG.........................................    480     25,983
    Austria Technologie & Systemtechnik AG.............    289      3,748
    BUWOG AG...........................................    481      9,394
#   Conwert Immobilien Invest SE.......................  1,782     20,735
    Erste Group Bank AG................................  1,799     38,947
    EVN AG.............................................    660      7,298
    Flughafen Wien AG..................................     20      1,738
*   IMMOFINANZ AG......................................  3,670      8,386
    Mayr Melnhof Karton AG.............................    204     21,055
    Oesterreichische Post AG...........................    380     18,836
    OMV AG.............................................  3,054     75,925
    POLYTEC Holding AG.................................    317      2,434
#   Raiffeisen Bank International AG...................  1,461     17,072
    RHI AG.............................................    422     11,069
    Schoeller-Bleckmann Oilfield Equipment AG..........    121      7,157
    Semperit AG Holding................................    156      6,889
    Strabag SE.........................................    412      9,130
    Verbund AG.........................................  1,435     25,116
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe...........................................    492     20,882
    Voestalpine AG.....................................  1,154     41,097
    Wienerberger AG....................................  2,737     38,675
    Zumtobel Group AG..................................    642     14,731
                                                               ----------
TOTAL AUSTRIA..........................................           435,468
                                                               ----------
BELGIUM -- (1.3%)
    Ackermans & van Haaren NV..........................    593     70,479
    Ageas..............................................  4,207    144,047
    Banque Nationale de Belgique.......................      6     23,667
    Barco NV...........................................    294     18,922
    Belgacom SA........................................  3,128    116,500
    Cie d'Entreprises CFE..............................    220     20,948
    Cie Maritime Belge SA..............................    293      4,587
    Colruyt SA.........................................  1,514     69,830
    D'ieteren SA.......................................    477     15,402
    Delhaize Group SA..................................  1,408    117,126

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
BELGIUM -- (Continued)
    Delhaize Group SA Sponsored ADR....................  4,400 $   91,036
    Elia System Operator SA............................    768     33,729
*   Euronav NV.........................................    852      9,989
    EVS Broadcast Equipment SA.........................    132      4,452
    Exmar NV...........................................    649      5,718
*   KBC Groep NV.......................................  1,544     83,044
    Kinepolis Group NV.................................    495     21,732
    Melexis NV.........................................    479     23,976
*   Mobistar SA........................................  1,400     31,111
    NV Bekaert SA......................................    983     29,668
#*  Nyrstar NV......................................... 13,738     51,649
    Sipef SA...........................................     98      5,733
#   Solvay SA..........................................  1,104    150,935
*   Telenet Group Holding NV...........................    543     30,198
*   Tessenderlo Chemie NV..............................  1,111     28,756
    Umicore SA.........................................  2,281     95,531
    Van de Velde NV....................................    446     24,261
*   Viohalco SA........................................  1,602      4,035
                                                               ----------
TOTAL BELGIUM..........................................         1,327,061
                                                               ----------
CANADA -- (8.2%)
    Absolute Software Corp.............................    500      3,463
*   Advantage Oil & Gas, Ltd...........................  4,612     19,345
    Aecon Group, Inc...................................  1,800     13,882
    AGF Management, Ltd. Class B.......................  1,754      9,938
    Agnico Eagle Mines, Ltd.(008474108)................     97      3,271
    Agnico Eagle Mines, Ltd.(2009823)..................    818     27,575
    Agrium, Inc.(008916108)............................    961    102,491
    Agrium, Inc.(2213538)..............................    800     85,351
    AGT Food & Ingredient, Inc.........................    615     13,576
    Aimia, Inc.........................................  2,960     31,750
*   Ainsworth Lumber Co, Ltd...........................  2,900      8,307
*   Air Canada.........................................  2,800     25,891
    Alacer Gold Corp...................................  4,256      9,981
    Alamos Gold, Inc...................................  1,800      9,604
*   Alexco Resource Corp...............................  3,400      1,793
    Algonquin Power & Utilities Corp...................  3,600     28,671
    Alimentation Couche Tard, Inc. Class B.............  2,467     96,665
#   AltaGas, Ltd.......................................    882     29,805
#   Altus Group, Ltd...................................    530      7,837
*   Amerigo Resources, Ltd.............................  6,500      1,228
#   ARC Resources, Ltd.................................  1,900     34,390
*   Argonaut Gold, Inc.................................    172        336
    Atco, Ltd. Class I.................................    600     23,227
#*  Athabasca Oil Corp.................................  6,553      9,592
*   ATS Automation Tooling Systems, Inc................    300      3,423
    AuRico Gold, Inc...................................  6,408     25,265
    AutoCanada, Inc....................................    359      9,148
#*  Avigilon Corp......................................    678     10,324
*   B2Gold Corp........................................ 12,300     24,199
#   Badger Daylighting, Ltd............................    679     12,076
#*  Ballard Power Systems, Inc.........................  2,600      4,072
    Bank of Montreal(063671101)........................    899     51,674

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
#   Bank of Montreal(2076009)..........................  2,768 $158,865
    Bank of Nova Scotia................................  4,072  195,669
    Bank of Nova Scotia (The)..........................  1,504   72,252
*   Bankers Petroleum, Ltd............................. 10,000   22,979
    Barrick Gold Corp.(067901108)......................  7,482   95,620
    Barrick Gold Corp.(2024644)........................  2,100   26,855
#   Baytex Energy Corp.................................    400    6,208
    BCE, Inc.(05534B760)...............................    604   27,754
    BCE, Inc.(B188TH2).................................    354   16,258
*   Bellatrix Exploration, Ltd.........................  1,758    3,556
#*  Birchcliff Energy, Ltd.............................  2,200   11,773
#   Black Diamond Group, Ltd...........................  1,000    7,956
#*  BlackBerry, Ltd.(09228F103)........................  3,177   32,247
#*  BlackBerry, Ltd.(BCBHZ31)..........................  3,458   35,132
#*  BlackPearl Resources, Inc..........................  5,400    3,910
#   Bombardier, Inc. Class B...........................  7,800   17,801
#   Bonavista Energy Corp..............................  4,473   21,121
#   Bonterra Energy Corp...............................    198    6,194
    Boralex, Inc. Class A..............................  2,474   26,498
    Brookfield Asset Management, Inc. Class A..........  1,100   56,052
    CAE, Inc...........................................  2,040   25,125
    Calfrac Well Services, Ltd.........................  1,440    9,247
    Cameco Corp.(13321L108)............................  2,707   37,952
    Cameco Corp.(2166160)..............................    842   11,848
    Canaccord Genuity Group, Inc.......................  1,669    8,381
    Canadian Imperial Bank of Commerce.................  1,227   85,147
    Canadian National Railway Co.(136375102)...........  1,058   69,807
    Canadian National Railway Co.(2180632).............  1,200   79,062
    Canadian Natural Resources, Ltd.(136385101)........  6,871  198,847
    Canadian Natural Resources, Ltd.(2171573)..........  3,474  100,718
    Canadian Oil Sands, Ltd............................  2,753   17,007
#   Canadian Pacific Railway, Ltd......................    300   52,287
#   Canadian Tire Corp., Ltd. Class A..................    596   54,966
    Canadian Utilities, Ltd. Class A...................    600   19,893
#   Canadian Western Bank..............................  1,800   36,504
    Canam Group, Inc. Class A..........................  1,300   11,407
    CanElson Drilling, Inc.............................  2,100    5,338
*   Canfor Corp........................................    830   20,739
    Canfor Pulp Products, Inc..........................  1,000   12,395
    Canyon Services Group, Inc.........................    898    4,982
    Capital Power Corp.................................  1,079   21,475
#   Capstone Infrastructure Corp.......................  4,729   12,542
*   Capstone Mining Corp...............................  9,500    8,672
    Cascades, Inc......................................  2,400   14,826
    CCL Industries, Inc. Class B.......................    395   40,830
*   Celestica, Inc.....................................  4,223   47,325
    Cenovus Energy, Inc.(15135U109)....................  1,685   31,830
    Cenovus Energy, Inc.(B57FG04)......................  2,057   38,964
    Centerra Gold, Inc.................................  2,615   15,681
#*  Cequence Energy, Ltd...............................  3,200    2,191
    Cervus Equipment Corp..............................    600    9,033
*   CGI Group, Inc. Class A............................  1,483   58,762
*   China Gold International Resources Corp., Ltd......  4,400    7,514

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ -------
CANADA -- (Continued)
*   Chinook Energy, Inc................................     61 $    55
#   CI Financial Corp..................................  1,256  32,025
#   Cineplex, Inc......................................    800  28,450
#   Cogeco Cable, Inc..................................    700  40,214
    COM DEV International, Ltd.........................  3,200   9,721
    Constellation Software, Inc........................    187  51,815
#*  Corridor Resources, Inc............................    500     350
#   Corus Entertainment, Inc. Class B..................  1,500  25,462
    Cott Corp..........................................    300   2,281
#   Crescent Point Energy Corp.........................  2,356  55,994
*   Crew Energy, Inc...................................  2,714  11,170
#*  Denison Mines Corp.................................  4,500   3,860
    DH Corp............................................  1,084  30,276
    Dollarama, Inc.....................................    700  33,245
*   Dominion Diamond Corp.(257287102)..................  1,691  28,071
*   Dominion Diamond Corp.(B95LX89)....................    500   8,306
    Dorel Industries, Inc. Class B.....................    485  13,897
#*  DragonWave, Inc....................................  1,657   1,330
*   Dundee Precious Metals, Inc........................  2,800   7,889
    E-L Financial Corp., Ltd...........................     34  18,114
    Eldorado Gold Corp................................. 13,404  64,346
#   Emera, Inc.........................................    656  21,466
    Empire Co., Ltd....................................    700  50,956
#   Enbridge Income Fund Holdings, Inc.................    500  16,200
    Enbridge, Inc.(29250N105)..........................    604  29,252
    Enbridge, Inc.(2466149)............................  1,248  60,450
    Encana Corp........................................  7,921  96,870
    Enerflex, Ltd......................................  1,364  17,175
#*  Energy Fuels, Inc..................................    100     452
    Enerplus Corp.(292766102)..........................  3,726  36,515
#   Enerplus Corp.(B584T89)............................  1,585  15,380
    Ensign Energy Services, Inc........................  3,401  23,580
    Equitable Group, Inc...............................    300  13,079
#*  Essential Energy Services Trust....................  4,177   4,306
#   Evertz Technologies, Ltd...........................    722  10,369
    Fairfax Financial Holdings, Ltd....................    150  79,680
    Finning International, Inc.........................  3,711  61,183
    First Capital Realty, Inc..........................    722  11,091
    First Quantum Minerals, Ltd........................  3,789  34,557
    FirstService Corp..................................    805  42,350
#   Fortis, Inc........................................    900  29,684
*   Fortuna Silver Mines, Inc..........................  3,500  16,967
#   Genworth MI Canada, Inc............................  1,089  27,099
    George Weston, Ltd.................................    339  26,870
    Gibson Energy, Inc.................................  1,728  30,747
    Gildan Activewear, Inc.............................     59   3,444
    Gluskin Sheff + Associates, Inc....................  1,000  20,839
    Goldcorp, Inc.(380956409)..........................  1,176  28,259
    Goldcorp, Inc.(2676302)............................  2,620  63,278
#*  Golden Star Resources, Ltd.........................  8,100   2,550
*   Gran Tierra Energy, Inc............................  5,979  12,940
    Great-West Lifeco, Inc.............................  1,400  35,488
*   Heroux-Devtek, Inc.................................  1,000   8,893

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
    Home Capital Group, Inc............................    800 $ 26,442
    HudBay Minerals, Inc...............................  4,699   34,206
    Husky Energy, Inc..................................  2,500   53,809
*   IAMGOLD Corp.(450913108)...........................    326      870
*   IAMGOLD Corp.(2446646).............................  2,605    6,970
#   IGM Financial, Inc.................................    400   13,728
#*  Imax Corp.(45245E109)..............................    533   17,765
#*  Imax Corp.(2014258)................................    200    6,666
#*  Imperial Metals Corp...............................  2,300   16,200
    Imperial Oil, Ltd.(453038408)......................    698   25,903
    Imperial Oil, Ltd.(2454241)........................    600   22,306
#   Industrial Alliance Insurance & Financial
      Services, Inc....................................  1,873   59,638
#   Innergex Renewable Energy, Inc.....................  1,785   16,744
    Intact Financial Corp..............................    943   63,020
#   Inter Pipeline, Ltd................................    800   20,801
*   Interfor Corp......................................  2,000   34,941
    Intertape Polymer Group, Inc.......................  2,000   29,511
#*  Ithaca Energy, Inc.................................  9,000    8,570
#*  Ivanhoe Energy, Inc................................    186       69
#   Just Energy Group, Inc.............................  2,100   10,659
*   Kelt Exploration, Ltd..............................    700    3,471
    Keyera Corp........................................    500   29,511
#   Killam Properties, Inc.............................  1,172   10,247
*   Kingsway Financial Services, Inc...................    425    2,458
*   Kinross Gold Corp.................................. 10,480   35,546
#*  Kirkland Lake Gold, Inc............................    500    1,775
    Laurentian Bank of Canada..........................  1,000   36,838
#*  Legacy Oil + Gas, Inc..............................  4,196    5,085
    Leon's Furniture, Ltd..............................    400    6,028
#   Lightstream Resources, Ltd.........................  5,418    3,240
    Linamar Corp.......................................  1,008   57,742
#   Liquor Stores N.A., Ltd............................    758    9,139
    Loblaw Cos., Ltd...................................    900   44,713
#   Long Run Exploration, Ltd..........................  2,737    2,283
*   Lundin Mining Corp.................................  8,289   29,485
    MacDonald Dettwiler & Associates, Ltd..............    366   26,885
    Magna International, Inc...........................    989   95,024
    Major Drilling Group International, Inc............  2,473   13,234
#   Manitoba Telecom Services, Inc.....................    500   10,093
    Manulife Financial Corp.(56501R106)................  5,745   92,380
    Manulife Financial Corp.(2492519)..................  6,324  101,427
    Maple Leaf Foods, Inc..............................  3,800   60,946
    Martinrea International, Inc.......................  3,400   25,232
*   Maxim Power Corp...................................  1,600    3,299
*   MEG Energy Corp....................................  1,128   17,204
    Methanex Corp......................................    555   24,529
    Metro, Inc.........................................  1,183   93,620
    Morneau Shepell, Inc...............................    911   12,274
#   Mullen Group, Ltd..................................  2,700   43,325
#   National Bank of Canada............................  2,400   83,500
#   New Flyer Industries, Inc..........................  1,600   17,275
*   New Gold, Inc.(2826947)............................  5,860   25,687
*   New Gold, Inc.(644535106)..........................  1,500    6,540

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
#   Newalta Corp.......................................  1,319 $ 13,754
#*  Niko Resources, Ltd................................    200       39
#   Norbord, Inc.......................................    330    7,344
#*  North American Palladium, Ltd......................  2,000      338
    North West Co., Inc. (The).........................  1,200   25,082
#   Northland Power, Inc...............................  2,900   39,026
#*  Novagold Resources, Inc............................  5,164   19,629
*   NuVista Energy, Ltd................................  2,462   13,834
*   OceanaGold Corp....................................  6,600   14,543
    Open Text Corp.....................................    809   45,877
#   Osisko Gold Royalties, Ltd.........................    848   11,404
#   Pacific Rubiales Energy Corp.......................  6,323   14,679
    Pan American Silver Corp.(697900108)...............  2,197   25,617
    Pan American Silver Corp.(2669272).................  1,530   17,919
*   Paramount Resources, Ltd. Class A..................    600   13,462
*   Parex Resources, Inc...............................  3,300   17,867
#   Parkland Fuel Corp.................................  1,600   27,563
    Pason Systems, Inc.................................    400    5,638
#   Pembina Pipeline Corp.(B4PT2P8)....................    300    9,321
    Pembina Pipeline Corp.(B4PPQG5)....................    588   18,257
#   Pengrowth Energy Corp.............................. 10,136   27,120
#   Penn West Petroleum, Ltd.(B63FY34).................  4,010    6,059
    Penn West Petroleum, Ltd.(707887105)...............  2,097    3,125
#   Peyto Exploration & Development Corp...............  1,508   38,092
#   PHX Energy Services Corp...........................    742    3,638
*   Pilot Gold, Inc....................................    333      293
    Pizza Pizza Royalty Corp...........................    400    4,596
*   Poseidon Concepts Corp.............................  2,652        1
    Potash Corp. of Saskatchewan, Inc..................    900   32,765
    Precision Drilling Corp.(74022D308)................  3,099   15,805
    Precision Drilling Corp.(B5YPLH9)..................  3,406   17,396
#   Premium Brands Holdings Corp.......................    700   13,491
#*  Primero Mining Corp................................  2,884   11,575
    Progressive Waste Solutions, Ltd.(B3DJGB7).........  1,163   33,187
    Progressive Waste Solutions, Ltd.(74339G101).......    400   11,408
    Quebecor, Inc. Class B.............................    900   22,558
    Reitmans Canada, Ltd. Class A......................  1,944   12,392
*   Restaurant Brands International, Inc...............    328   12,712
    Richelieu Hardware, Ltd............................    300   13,986
*   RMP Energy, Inc....................................  3,700   12,608
#   Rogers Communications, Inc. Class B................    600   21,333
#   Rogers Sugar, Inc..................................    100      360
    RONA, Inc..........................................  3,000   30,196
    Royal Bank of Canada...............................  4,751  268,228
    Russel Metals, Inc.................................  1,200   22,117
*   Sandvine Corp......................................  5,500   14,024
    Saputo, Inc........................................  2,100   60,387
    Savanna Energy Services Corp.......................  4,900    8,676
    Secure Energy Services, Inc........................    840    9,751
*   SEMAFO, Inc........................................  4,000   14,008
    Shaw Communications, Inc. Class B..................  3,396   78,583
    ShawCor, Ltd.......................................    752   20,654
    Sherritt International Corp........................  7,600   12,799

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
*   Silver Standard Resources, Inc.....................    400 $  2,465
    Silver Wheaton Corp................................  1,000   22,972
#   Sprott, Inc........................................  9,450   20,823
    Stantec, Inc.......................................  1,000   24,593
    Stella-Jones, Inc..................................  1,000   28,551
#   Student Transportation, Inc........................    127      706
    Suncor Energy, Inc.(B3NB1P2).......................  8,691  259,218
    Suncor Energy, Inc.(867224107).....................  4,814  143,505
*   SunOpta, Inc.......................................  1,500   15,690
#   Superior Plus Corp.................................  2,984   28,649
#   Surge Energy, Inc..................................  5,100   10,315
#*  TAG Oil, Ltd.......................................  1,728    1,958
    Talisman Energy, Inc.(2068299).....................  6,200   46,743
    Talisman Energy, Inc.(87425E103)...................  5,019   37,743
*   Taseko Mines, Ltd..................................  4,300    3,079
    Teck Resources, Ltd. Class B(2879327)..............  3,938   50,980
    Teck Resources, Ltd. Class B(878742204)............    389    5,010
    TELUS Corp.........................................    712   24,424
#*  Teranga Gold Corp..................................  6,408    3,045
*   Thompson Creek Metals Co., Inc.....................  5,100    6,341
#   Thomson Reuters Corp...............................  1,928   73,982
*   Timmins Gold Corp..................................  4,500    4,922
#   TMX Group, Ltd.....................................    201    7,446
    TORC Oil & Gas, Ltd................................  2,700   17,530
    Toromont Industries, Ltd...........................    600   13,042
    Toronto-Dominion Bank (The)(2897222)...............  4,332  172,503
    Toronto-Dominion Bank (The)(891160509).............  1,378   54,886
    Torstar Corp. Class B..............................  1,100    5,938
    Total Energy Services, Inc.........................    194    1,992
*   Tourmaline Oil Corp................................  1,095   30,112
#   TransAlta Corp.(2901628)...........................  4,501   39,389
    TransAlta Corp.(89346D107).........................    777    6,783
    TransCanada Corp...................................  1,448   64,429
    Transcontinental, Inc. Class A.....................  1,600   19,051
    TransForce, Inc....................................  1,800   40,853
#   TransGlobe Energy Corp.............................  1,844    5,369
    Trican Well Service, Ltd...........................  4,600   17,738
    Trinidad Drilling, Ltd.............................  3,327   11,180
*   Turquoise Hill Resources, Ltd...................... 10,608   30,805
#   Twin Butte Energy, Ltd.............................  4,316    2,446
    Uni-Select, Inc....................................    300    7,437
#   Valener, Inc.......................................  1,300   17,320
#   Veresen, Inc.......................................  1,508   19,190
#   Vermilion Energy, Inc..............................    200    8,809
*   Wesdome Gold Mines, Ltd............................  8,700    8,901
    West Fraser Timber Co., Ltd........................    900   51,690
    Westshore Terminals Investment Corp................    318    8,008
    Whistler Blackcomb Holdings, Inc...................  1,100   17,296
#   Whitecap Resources, Inc............................  4,196   40,979
    Wi-Lan, Inc........................................  2,661    7,141
#   WSP Global, Inc....................................    800   21,638
    Yamana Gold, Inc...................................  5,432   22,487

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
CANADA -- (Continued)
#   Zargon Oil & Gas, Ltd..............................  1,452 $    4,502
                                                               ----------
TOTAL CANADA...........................................         8,439,560
                                                               ----------
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc.............................  1,400        143
                                                               ----------
DENMARK -- (1.0%)
*   Alm Brand A.S......................................  3,000     15,531
    AP Moeller - Maersk A.S. Class A...................     10     19,569
    AP Moeller - Maersk A.S. Class B...................     40     80,830
*   Auriga Industries A.S. Class B.....................    600     28,392
#*  Bang & Olufsen A.S.................................    670      4,634
    Chr Hansen Holding A.S.............................  1,563     64,950
#   D/S Norden A.S.....................................    429      8,872
    Danske Bank A.S....................................  2,185     56,553
    DSV A.S............................................  3,026     95,312
    East Asiatic Co., Ltd. A.S.........................    400      3,160
#   FLSmidth & Co. A.S.................................    581     24,547
*   Jyske Bank A.S.....................................  1,470     66,537
    NKT Holding A.S....................................    417     21,420
    Novozymes A.S. Class B.............................  1,400     63,846
    Pandora A.S........................................    654     46,753
    PER Aarsleff A.S. Class B..........................     65     14,611
    Ringkjoebing Landbobank A.S........................    160     30,087
    Rockwool International A.S. Class B................    132     14,095
    Schouw & Co........................................    300     13,923
    SimCorp A.S........................................    600     17,437
    Solar A.S. Class B.................................    125      5,521
    Spar Nord Bank A.S.................................  3,439     31,007
*   Sydbank A.S........................................  2,214     62,367
    TDC A.S............................................ 13,635    100,910
*   Topdanmark A.S.....................................  1,775     59,396
    Tryg A.S...........................................    230     26,932
    United International Enterprises...................     32      4,798
*   Vestas Wind Systems A.S............................  2,631    102,224
*   Vestjysk Bank A.S..................................    250        326
                                                               ----------
TOTAL DENMARK..........................................         1,084,540
                                                               ----------
FINLAND -- (1.8%)
    Ahlstrom Oyj.......................................    445      4,020
    Alma Media Oyj.....................................  1,213      4,151
    Amer Sports Oyj....................................  2,045     39,003
    Atria Oyj..........................................    595      5,200
#   Cargotec Oyj.......................................  1,344     43,052
    Caverion Corp......................................  1,551     14,497
    Citycon Oyj........................................  6,944     23,544
    Cramo Oyj..........................................    564      8,697
    Elisa Oyj..........................................  1,396     37,133
    F-Secure Oyj.......................................  7,129     18,431
*   Finnair Oyj........................................  1,332      4,957
#   Fiskars Oyj Abp....................................    868     18,226
    Fortum Oyj.........................................  4,870    103,881
    Huhtamaki Oyj......................................  2,364     64,810

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
FINLAND -- (Continued)
    Kemira Oyj.........................................  1,740 $   19,907
    Kesko Oyj Class A..................................    401     14,006
    Kesko Oyj Class B..................................  1,418     51,817
    Kone Oyj Class B...................................  1,636     73,787
    Konecranes Oyj.....................................  1,023     31,166
    Lassila & Tikanoja Oyj.............................    606     12,138
    Metsa Board Oyj....................................  1,433      8,563
    Metso Oyj..........................................  1,606     48,863
    Metso Oyj Sponsored ADR............................    700     21,441
    Munksjo Oyj........................................    245      2,597
    Neste Oil Oyj......................................  3,538     98,386
    Nokia Oyj.......................................... 43,552    334,938
#   Nokian Renkaat Oyj.................................  1,186     29,229
#*  Outokumpu Oyj......................................  5,944     32,159
#   Outotec Oyj........................................  3,383     19,590
    PKC Group Oyj......................................    691     15,018
*   Poyry Oyj..........................................    726      2,388
    Raisio Oyj Class V.................................  5,314     25,531
    Ramirent Oyj.......................................  1,350     11,146
    Sampo Oyj Class A..................................  1,662     80,494
    Sanoma Oyj.........................................  2,100     13,224
    Stockmann Oyj Abp(5462371).........................  1,273      9,611
    Stockmann Oyj Abp(5462393).........................    646      4,482
    Stora Enso Oyj Class R.............................  3,612     35,045
    Stora Enso Oyj Sponsored ADR.......................  9,200     89,332
    Technopolis Oyj....................................  2,391     10,838
    Tieto Oyj..........................................  1,749     42,980
    Tikkurila Oyj......................................  1,187     21,418
    UPM-Kymmene Oyj....................................  2,691     47,301
    UPM-Kymmene Oyj Sponsored ADR......................  7,100    124,676
    Uponor Oyj.........................................    782     11,917
    Vaisala Oyj Class A................................    214      5,471
    Valmet OYJ.........................................    809     10,417
    Wartsila Oyj Abp...................................  1,678     77,788
#   YIT Oyj............................................  1,551      9,034
                                                               ----------
TOTAL FINLAND..........................................         1,836,300
                                                               ----------
FRANCE -- (7.6%)
    Accor SA...........................................    682     33,907
#*  Air France-KLM.....................................  2,302     20,270
    Albioma SA.........................................  1,126     20,924
*   Alcatel-Lucent..................................... 10,487     36,297
*   Alcatel-Lucent Sponsored ADR.......................  4,700     16,215
*   Alstom SA..........................................  1,737     56,598
    Alten SA...........................................    652     27,309
    Altran Technologies SA.............................  3,293     29,145
    April SA...........................................    199      2,473
    Arkema SA..........................................  1,029     73,403
    Assystem...........................................    430      8,406
    AtoS...............................................  1,601    117,721
    AXA SA............................................. 10,250    239,767
*   Beneteau SA........................................  1,606     23,397
    BNP Paribas SA.....................................  4,597    241,367

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
FRANCE -- (Continued)
    Bollore SA......................................... 15,505 $ 66,733
    Bonduelle S.C.A....................................    159    3,584
    Bongrain SA........................................    112    6,820
    Bouygues SA........................................  2,961  105,515
    Bureau Veritas SA..................................    935   19,799
    Cap Gemini SA......................................    872   63,290
    Carrefour SA.......................................  4,908  153,796
    Casino Guichard Perrachon SA.......................    720   65,320
    Cegid Group........................................    257    9,253
#*  CGG SA Sponsored ADR...............................  3,000   16,830
    Christian Dior SA..................................    181   31,130
    Cie de Saint-Gobain................................  3,457  147,271
    Cie Generale des Etablissements Michelin...........  2,932  285,524
*   Club Mediterranee SA...............................    316    8,806
    CNP Assurances.....................................  2,336   41,010
    Credit Agricole SA.................................  9,814  116,391
    Danone SA..........................................  1,153   77,379
    Dassault Systemes SA...............................    560   34,605
    Derichebourg SA....................................  2,685   10,438
    Edenred............................................  1,663   47,796
    Eiffage SA.........................................    799   38,901
    Electricite de France SA...........................  2,202   59,694
#*  Eramet.............................................     65    5,206
*   Esso SA Francaise..................................     76    3,144
*   Etablissements Maurel et Prom......................  3,472   28,045
    Euler Hermes Group.................................    391   38,290
    European Aeronautic Defence and Space Co. NV.......  1,424   75,871
    Eutelsat Communications SA.........................  1,910   65,615
    Faiveley Transport SA..............................    384   23,294
    Faurecia...........................................  2,196   88,205
    Fimalac............................................     48    3,783
    GDF Suez........................................... 16,372  363,104
    Groupe Eurotunnel SE...............................  9,289  124,721
*   Groupe Fnac........................................     77    3,862
#   Hermes International...............................     47   15,950
    Iliad SA...........................................    101   23,459
    Imerys SA..........................................    787   56,825
#   Ingenico...........................................    463   48,403
    IPSOS..............................................    595   15,503
    JCDecaux SA........................................  1,391   50,049
    Kering.............................................    413   83,328
    L'Oreal SA.........................................    377   67,409
    Lafarge SA Sponsored ADR...........................  3,919   66,858
    Lagardere SCA......................................  2,488   68,049
    Legrand SA.........................................  1,383   74,136
    LISI...............................................    390    9,686
    LVMH Moet Hennessy Louis Vuitton SA................    841  135,253
*   Manitou BF SA......................................    989   14,519
    Mersen.............................................    561   13,253
    Metropole Television SA............................  1,252   22,891
    Montupet...........................................    358   28,410
    Natixis SA.........................................  7,935   50,466
#   Naturex............................................    274   14,337

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
FRANCE -- (Continued)
    Neopost SA.........................................    479 $ 24,853
*   Nexans SA..........................................    940   29,606
    Nexity SA..........................................    653   25,712
    Norbert Dentressangle SA...........................    110   16,229
    Orange SA(5176177)................................. 14,360  252,637
    Orange SA(684060106)...............................  2,675   47,027
#*  Orco Property Group SA.............................  4,822    1,954
*   Parrot SA..........................................    411    8,816
*   Peugeot SA......................................... 10,026  144,519
*   Pierre & Vacances SA...............................    114    3,253
    Plastic Omnium SA..................................  1,743   50,041
    Publicis Groupe SA ADR.............................  2,600   49,010
    Rallye SA..........................................    796   29,847
    Renault SA.........................................  1,352  103,328
    Rexel SA...........................................  3,443   64,328
    Rubis SCA..........................................    812   47,092
    Safran SA..........................................    921   61,338
    Saft Groupe SA.....................................    295    9,410
    Schneider Electric SE(B11BPS1).....................    213   15,973
    Schneider Electric SE(4834108).....................  1,009   75,848
    SCOR SE............................................  2,614   81,374
    SEB SA.............................................    536   36,680
*   Sequana SA.........................................    436    1,258
    SES SA.............................................  1,679   61,163
    Societe BIC SA.....................................    279   39,670
    Societe d'Edition de Canal +.......................  1,412    9,511
    Societe Generale SA................................  3,403  136,652
    Societe Television Francaise 1.....................  2,017   31,751
#   Sodexo SA..........................................    519   51,492
#*  SOITEC.............................................  7,482    7,424
*   Solocal Group......................................  5,036    4,227
    Somfy SA...........................................     55   13,961
    Sopra Steria Group.................................    182   14,153
    Stef SA............................................    282   16,254
#   STMicroelectronics NV(2430025).....................  6,800   56,440
    STMicroelectronics NV(5962332).....................  6,164   51,182
    Suez Environnement Co..............................  3,128   57,500
    Technip SA.........................................    293   17,110
    Technip SA ADR.....................................  1,900   28,234
    Teleperformance....................................  1,286   92,137
    Thales SA..........................................    513   27,016
    Total SA........................................... 15,752  808,559
    Total SA Sponsored ADR.............................  6,258  322,350
    Trigano SA.........................................    655   19,550
*   UBISOFT Entertainment..............................  3,256   65,359
    Valeo SA...........................................    893  125,914
    Vallourec SA.......................................  2,404   52,160
    Veolia Environnement SA............................  1,171   21,452
    Veolia Environnement SA ADR........................    635   11,589
    Vicat..............................................    469   32,938
    Vilmorin & Cie SA..................................    213   18,741
    Vinci SA...........................................  3,758  197,423
    Vivendi SA.........................................  5,836  138,004

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
FRANCE -- (Continued)
    Zodiac Aerospace...................................  1,760 $   58,371
                                                               ----------
TOTAL FRANCE...........................................         7,807,428
                                                               ----------
GERMANY -- (6.4%)
    Aareal Bank AG.....................................  1,390     52,634
    Adidas AG..........................................  1,038     71,422
*   Aixtron SE Sponsored ADR...........................    300      2,355
    Allianz SE.........................................  1,820    300,102
    Amadeus Fire AG....................................    281     20,904
    Aurubis AG.........................................  1,028     55,731
    Axel Springer SE...................................    764     46,979
    BASF SE............................................  4,646    415,527
*   Bauer AG...........................................    343      6,276
    Bayerische Motoren Werke AG........................  3,166    368,176
    BayWa AG...........................................    360     14,161
    Bechtle AG.........................................    306     25,859
    Beiersdorf AG......................................    364     31,949
    Bertrandt AG.......................................     72      9,464
    Bijou Brigitte AG..................................    112      6,748
    Bilfinger SE.......................................    761     39,757
    Brenntag AG........................................  1,227     66,792
#   CANCOM SE..........................................  1,324     56,630
    Cewe Stiftung & Co. KGAA...........................    287     16,823
    Comdirect Bank AG..................................  1,445     14,358
*   Commerzbank AG.....................................  6,741     80,815
    Continental AG.....................................    413     93,192
    CTS Eventim AG & Co. KGaA..........................    714     20,422
    Daimler AG.........................................  7,938    718,903
    Deutsche Bank AG(D18190898)........................  5,059    146,610
    Deutsche Bank AG(5750355)..........................    233      6,763
    Deutsche Boerse AG.................................    795     60,961
    Deutsche Lufthansa AG..............................  5,573     94,261
    Deutsche Post AG...................................  2,363     76,474
    Deutsche Telekom AG................................ 29,042    500,629
    Deutsche Wohnen AG.................................  3,071     79,773
    Deutz AG...........................................  2,362     10,889
*   Dialog Semiconductor P.L.C.........................  1,528     58,438
    DMG Mori Seiki AG..................................  1,383     45,301
    Duerr AG...........................................    272     24,755
    E.ON SE............................................  1,106     17,121
    E.ON SE Sponsored ADR..............................  7,421    113,987
    ElringKlinger AG...................................    969     33,763
    Fielmann AG........................................    278     18,896
    Fraport AG Frankfurt Airport Services Worldwide....    799     48,821
    Freenet AG.........................................  2,927     87,153
    Fuchs Petrolub SE..................................    430     16,239
    GEA Group AG.......................................  1,442     65,179
    GFK SE.............................................    297     11,825
    Grammer AG.........................................    503     20,004
    Grenkeleasing AG...................................    247     26,442
    Hamburger Hafen und Logistik AG....................    706     14,505
    Hannover Rueck SE..................................    301     26,978
    HeidelbergCement AG................................  1,047     76,996

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
GERMANY -- (Continued)
#*  Heidelberger Druckmaschinen AG..................... 4,410  $ 10,353
    Henkel AG & Co. KGaA...............................   266    27,218
    Hochtief AG........................................   664    46,178
    Hugo Boss AG.......................................   428    55,259
    Indus Holding AG...................................   565    24,645
    Infineon Technologies AG........................... 9,758   109,356
    Jenoptik AG........................................   847    11,333
    K+S AG............................................. 3,195   100,876
*   Kloeckner & Co. SE................................. 2,316    23,863
*   Kontron AG......................................... 1,112     6,574
    Krones AG..........................................   229    21,680
#   KUKA AG............................................   521    35,221
    KWS Saat AG........................................    62    18,946
    Lanxess AG......................................... 1,758    84,266
    Leoni AG...........................................   751    46,852
    Linde AG...........................................   934   178,927
    MAN SE.............................................   252    26,867
*   Metro AG........................................... 2,184    67,205
    MLP AG.............................................   505     2,003
    MTU Aero Engines AG................................   939    85,906
    Muenchener Rueckversicherungs-Gesellschaft AG......   701   140,538
*   Nordex SE.......................................... 1,346    25,978
    Norma Group SE.....................................   398    19,736
*   Osram Licht AG..................................... 1,507    69,256
*   Patrizia Immobilien AG............................. 3,110    54,529
    Pfeiffer Vacuum Technology AG......................   303    27,210
    Puma SE............................................   101    19,223
    QSC AG............................................. 4,809     9,547
    Rational AG........................................    59    19,418
    Rheinmetall AG.....................................   925    40,028
    RWE AG............................................. 8,756   242,886
    SAF-Holland SA..................................... 1,209    17,854
    Salzgitter AG......................................   796    21,700
    SAP SE.............................................   896    58,480
    SAP SE Sponsored ADR...............................   187    12,222
    Schaltbau Holding AG...............................   174     8,941
*   SGL Carbon SE......................................   671    10,654
*   Singulus Technologies AG........................... 2,333     2,237
    Sixt SE............................................   798    30,921
    Software AG........................................ 1,169    30,940
    Stroeer Media SE...................................   706    20,549
#   Suedzucker AG......................................   686     8,626
    Symrise AG.........................................   746    48,828
#   TAG Immobilien AG.................................. 1,284    16,678
    Takkt AG...........................................   583     9,927
*   Talanx AG..........................................   814    24,791
    Telefonica Deutschland Holding AG.................. 5,114    28,371
#*  ThyssenKrupp AG.................................... 3,084    80,118
*   Tom Tailor Holding AG..............................   936    11,492
    United Internet AG................................. 1,164    50,425
    Volkswagen AG......................................   339    75,267
#   Vossloh AG.........................................   324    20,745
#   Wacker Chemie AG...................................   409    43,793

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
GERMANY -- (Continued)
    Wacker Neuson SE...................................       532 $   10,775
    Wincor Nixdorf AG..................................       382     17,506
    XING AG............................................       104     12,698
                                                                  ----------
TOTAL GERMANY..........................................            6,545,157
                                                                  ----------
GREECE -- (0.0%)
*   T Bank SA..........................................     8,910         --
                                                                  ----------
HONG KONG -- (2.7%)
    APT Satellite Holdings, Ltd........................    13,000     17,681
    ASM Pacific Technology, Ltd........................     2,800     25,294
    Associated International Hotels, Ltd...............     6,000     18,069
    Bank of East Asia, Ltd.............................    14,264     59,269
    BOC Hong Kong Holdings, Ltd........................    22,500     78,867
#*  Brightoil Petroleum Holdings, Ltd..................    87,000     21,132
    Cafe de Coral Holdings, Ltd........................    10,000     36,811
    Cathay Pacific Airways, Ltd........................    12,000     27,905
    Cheung Kong Holdings, Ltd..........................     5,000     95,414
    Cheung Kong Infrastructure Holdings, Ltd...........     6,000     49,244
*   China Billion Resources, Ltd.......................   112,480         --
*   China Energy Development Holdings, Ltd.............   176,000      3,345
    Chow Sang Sang Holdings International, Ltd.........     5,000     13,251
#   Chow Tai Fook Jewellery Group, Ltd.................     3,200      4,234
    Chuang's Consortium International, Ltd.............    93,642     11,608
    CITIC Telecom International Holdings, Ltd..........     8,000      2,472
    CLP Holdings, Ltd..................................     5,000     44,702
    Dah Sing Banking Group, Ltd........................     8,960     14,948
    Dah Sing Financial Holdings, Ltd...................     4,576     26,347
    Esprit Holdings, Ltd...............................    35,700     40,362
    Far East Consortium International, Ltd.............    37,000     14,459
*   FIH Mobile, Ltd....................................    55,000     24,467
    First Pacific Co., Ltd.............................    55,600     56,420
#   Future Bright Holdings, Ltd........................    30,000      7,787
*   G-Resources Group, Ltd............................. 1,184,400     33,605
    Giordano International, Ltd........................    20,000      9,463
*   Global Brands Group Holding, Ltd...................    30,000      5,652
    Guangnan Holdings, Ltd.............................    40,000      5,714
    Hang Lung Group, Ltd...............................    12,000     57,225
    Hang Lung Properties, Ltd..........................    16,000     46,839
    Hang Seng Bank, Ltd................................     3,100     54,215
    Henderson Land Development Co., Ltd................    17,672    126,549
    Hong Kong & China Gas Co., Ltd.....................    14,762     33,842
    Hong Kong Aircraft Engineering Co., Ltd............     1,200     13,260
    Hong Kong Exchanges and Clearing, Ltd..............     2,560     58,919
    Hongkong & Shanghai Hotels (The)...................    11,096     15,874
    Hopewell Holdings, Ltd.............................    14,000     52,467
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd..............................................    15,000      6,862
    Hysan Development Co., Ltd.........................     8,000     38,768
    Johnson Electric Holdings, Ltd.....................     9,375     34,106
    K Wah International Holdings, Ltd..................    45,000     24,279
    Kerry Logistics Network, Ltd.......................     6,500      9,914
    Kerry Properties, Ltd..............................    13,000     46,187
    Kowloon Development Co., Ltd.......................    10,000     11,667

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
HONG KONG -- (Continued)
    L'Occitane International SA........................   9,250 $ 23,343
    Lai Sun Development Co., Ltd....................... 143,000    3,200
    Li & Fung, Ltd.....................................  30,000   29,612
    Lifestyle International Holdings, Ltd..............   4,500    8,856
#   Liu Chong Hing Investment, Ltd.....................  12,000   14,799
    Luk Fook Holdings International, Ltd...............   8,000   29,842
    Man Wah Holdings, Ltd..............................  32,000   27,283
#*  Midland Holdings, Ltd..............................  46,000   23,198
*   Mongolian Mining Corp.............................. 305,000   12,060
    MTR Corp., Ltd.....................................   7,053   31,245
    New World Development Co., Ltd.....................  52,385   62,591
#   Newocean Energy Holdings, Ltd......................  42,000   15,448
    NWS Holdings, Ltd..................................  34,750   64,315
    Orient Overseas International, Ltd.................   6,000   39,102
    Pacific Basin Shipping, Ltd........................  42,000   15,488
    Pacific Textile Holdings, Ltd......................  15,000   20,695
    PCCW, Ltd..........................................  45,000   29,736
#   Pico Far East Holdings, Ltd........................  14,000    3,142
    Power Assets Holdings, Ltd.........................   2,500   26,084
#   Prada SpA..........................................   2,700   15,835
    Regal Hotels International Holdings, Ltd...........  24,600   15,284
#   SA SA International Holdings, Ltd..................  28,000   18,052
    Samsonite International SA.........................  17,400   52,807
    Shangri-La Asia, Ltd...............................  33,500   43,401
    Shun Tak Holdings, Ltd.............................  27,500   12,567
    Singamas Container Holdings, Ltd...................  42,000    6,763
    Sino Land Co., Ltd.................................  28,800   48,310
    SmarTone Telecommunications Holdings, Ltd..........  16,500   28,929
*   SOCAM Development, Ltd.............................   4,000    3,635
    Stella International Holdings, Ltd.................  10,000   26,137
    Sun Hung Kai & Co., Ltd............................  11,619   10,418
    Sun Hung Kai Properties, Ltd.......................   6,134   99,657
    Swire Pacific, Ltd. Class A........................   1,500   20,087
    Swire Pacific, Ltd. Class B........................   5,000   12,215
    Swire Properties, Ltd..............................  10,000   32,297
    Techtronic Industries Co., Ltd.....................  21,500   70,214
    Television Broadcasts, Ltd.........................   5,100   31,690
    Texwinca Holdings, Ltd.............................  14,000   11,533
    Transport International Holdings, Ltd..............   4,000    9,863
    Trinity, Ltd.......................................  64,000   12,462
    Value Partners Group, Ltd..........................  40,000   33,991
    Varitronix International, Ltd......................  17,000   11,587
    Victory City International Holdings, Ltd...........  14,000    1,993
    Vitasoy International Holdings, Ltd................  18,000   24,960
#   VTech Holdings, Ltd................................   2,200   30,912
    Wharf Holdings, Ltd. (The).........................  12,625  102,684
    Wheelock & Co., Ltd................................  13,000   73,718
    Xinyi Glass Holdings, Ltd..........................  32,000   16,873
#   Xinyi Solar Holdings, Ltd..........................  32,000    8,831

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
HONG KONG -- (Continued)
    Yue Yuen Industrial Holdings, Ltd..................  15,000 $   56,300
                                                                ----------
TOTAL HONG KONG........................................          2,803,539
                                                                ----------
IRELAND -- (0.5%)
*   Bank of Ireland.................................... 153,766     46,279
*   Bank of Ireland Sponsored ADR......................     330      3,980
    CRH P.L.C..........................................   3,670     88,541
    CRH P.L.C. Sponsored ADR...........................   3,814     92,070
    Dragon Oil P.L.C...................................   4,125     34,240
    FBD Holdings P.L.C.................................     158      1,962
    Glanbia P.L.C......................................   1,329     21,397
    Irish Continental Group P.L.C......................   3,964     14,655
    Kerry Group P.L.C. Class A.........................     667     48,059
    Kingspan Group P.L.C.(0492793).....................   1,183     21,568
    Kingspan Group P.L.C.(4491235).....................   2,318     41,883
    Smurfit Kappa Group P.L.C..........................   3,976     97,751
                                                                ----------
TOTAL IRELAND..........................................            512,385
                                                                ----------
ISRAEL -- (0.4%)
*   Africa Israel Investments, Ltd.....................   1,975      1,746
*   AudioCodes, Ltd....................................     614      3,136
    Azrieli Group......................................     825     28,461
    Bank Hapoalim BM...................................   8,228     36,549
*   Bank Leumi Le-Israel BM............................   8,012     26,711
    Bezeq The Israeli Telecommunication Corp., Ltd.....  18,184     29,000
    Delek Group, Ltd...................................      45     11,007
    Elbit Systems, Ltd.................................     328     20,167
    Electra, Ltd.......................................      59      6,303
    Harel Insurance Investments & Financial Services,
      Ltd..............................................   4,420     19,673
    Israel Chemicals, Ltd..............................   1,084      7,789
*   Israel Discount Bank, Ltd. Class A.................  20,541     32,093
    Ituran Location and Control, Ltd...................     538     11,281
*   Jerusalem Oil Exploration..........................     300      8,882
    Menorah Mivtachim Holdings, Ltd....................     894      7,863
    Migdal Insurance & Financial Holding, Ltd..........   7,718      9,189
*   Mizrahi Tefahot Bank, Ltd..........................   3,321     36,241
*   Naphtha Israel Petroleum Corp., Ltd................   3,305     16,804
    NICE Systems, Ltd. Sponsored ADR...................     563     27,559
*   Oil Refineries, Ltd................................   7,964      2,317
    Ormat Industries...................................   2,024     14,182
    Osem Investments, Ltd..............................     565     10,010
    Paz Oil Co., Ltd...................................     198     25,336
    Phoenix Holdings, Ltd. (The).......................   1,952      5,508
    Rami Levi Chain Stores Hashikma Marketing 2006,
      Ltd..............................................     280     11,057
    Shikun & Binui, Ltd................................   5,298     10,034
*   Strauss Group, Ltd.................................   1,319     19,319
*   Union Bank of Israel...............................   1,193      3,878
                                                                ----------
TOTAL ISRAEL...........................................            442,095
                                                                ----------
ITALY -- (2.6%)
    A2A SpA............................................  16,029     15,277
    ACEA SpA...........................................   1,354     15,221

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
ITALY -- (Continued)
    Ansaldo STS SpA....................................   2,050 $ 20,600
#*  Arnoldo Mondadori Editore SpA......................   1,773    1,848
    Assicurazioni Generali SpA.........................   2,591   54,685
#   Astaldi SpA........................................   1,321    8,397
    Atlantia SpA.......................................   2,073   53,356
*   Autogrill SpA......................................   3,805   32,505
    Azimut Holding SpA.................................   1,510   35,200
*   Banca Carige SpA...................................  81,677    5,469
    Banca Generali SpA.................................   1,007   28,131
    Banca IFIS SpA.....................................     180    3,097
*   Banca Monte dei Paschi di Siena SpA................   9,202    4,160
*   Banca Popolare dell'Emilia Romagna SC..............  10,482   70,692
#*  Banca Popolare dell'Etruria e del Lazio SC.........     424      249
*   Banca Popolare di Milano Scarl..................... 103,079   82,512
    Banca Popolare di Sondrio SCARL....................   9,550   37,083
*   Banco Popolare SC..................................   7,578   95,635
    Brembo SpA.........................................     534   18,819
    Buzzi Unicem SpA...................................   2,089   25,646
#   Cementir Holding SpA...............................   2,563   17,148
*   CIR-Compagnie Industriali Riunite SpA..............   7,131    7,870
    CNH Industrial NV..................................   2,621   19,953
    Credito Emiliano SpA...............................   1,807   14,059
*   Credito Valtellinese SC............................  26,456   29,769
    Danieli & C Officine Meccaniche SpA................     433   10,617
    De'Longhi SpA......................................     720   12,979
    Enel Green Power SpA...............................  16,762   33,135
    Enel SpA...........................................  14,190   64,116
    Eni SpA............................................  16,433  276,544
    Eni SpA Sponsored ADR..............................   2,146   72,749
    ERG SpA............................................   1,082   12,883
#*  Fiat Chrysler Automobiles NV.......................   1,600   21,136
*   Finmeccanica SpA...................................   6,992   76,364
#*  Geox SpA...........................................     852    2,887
#*  Gruppo Editoriale L'Espresso SpA...................   3,978    5,030
    Hera SpA...........................................  12,421   30,441
*   IMMSI SpA..........................................   4,196    3,014
    Industria Macchine Automatiche SpA.................     246   10,846
    Interpump Group SpA................................   1,758   25,057
    Intesa Sanpaolo SpA................................  67,726  198,048
    Iren SpA...........................................   8,189    9,499
    Italcementi SpA....................................   2,021   13,914
    Italmobiliare SpA..................................     246    6,347
    Luxottica Group SpA................................      27    1,606
    Luxottica Group SpA Sponsored ADR..................     600   35,562
    MARR SpA...........................................     686   11,988
*   Mediaset SpA.......................................  14,069   63,888
    Mediobanca SpA.....................................   9,384   81,286
    Mediolanum SpA.....................................   2,157   15,339
    Parmalat SpA.......................................   3,464    9,809
#*  Piaggio & C SpA....................................   2,131    6,487
    Pirelli & C. SpA...................................   3,639   51,597
    Prysmian SpA.......................................   2,221   41,085
    Reply SpA..........................................     191   14,777

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
ITALY -- (Continued)
*   Safilo Group SpA...................................  1,177 $   16,783
#*  Saipem SpA.........................................    800      7,197
    Salvatore Ferragamo SpA............................    861     24,925
#*  Saras SpA..........................................  3,877      4,341
    Snam SpA...........................................  8,606     42,108
    Societa Cattolica di Assicurazioni S.c.r.l.........  4,310     33,241
    Societa Iniziative Autostradali e Servizi SpA......  1,213     12,128
#*  Telecom Italia SpA................................. 88,857    103,249
*   Telecom Italia SpA Sponsored ADR...................  8,020     92,230
    Tenaris SA.........................................    331      9,348
    Terna Rete Elettrica Nazionale SpA.................  4,479     19,637
#   Tod's SpA..........................................    194     19,934
    UniCredit SpA...................................... 17,008    100,267
    Unione di Banche Italiane SCPA..................... 15,735    108,230
    Unipol Gruppo Finanziario SpA......................  6,471     32,635
    UnipolSai SpA...................................... 19,389     53,746
    Vittoria Assicurazioni SpA.........................    877      9,171
#*  World Duty Free SpA................................  1,015     11,181
*   Yoox SpA...........................................    729     15,774
                                                               ----------
TOTAL ITALY............................................         2,632,536
                                                               ----------
JAPAN -- (19.8%)
    77 Bank, Ltd. (The)................................  7,000     38,713
    ABC-Mart, Inc......................................    100      4,988
    Accordia Golf Co., Ltd.............................  2,400     24,438
    Adastria Holdings Co., Ltd.........................    300      7,902
    ADEKA Corp.........................................  2,100     25,761
    Aderans Co., Ltd...................................    200      1,775
#   Advantest Corp.....................................  2,200     27,911
    Aeon Co., Ltd...................................... 13,710    144,802
    Aeon Delight Co., Ltd..............................    600     13,438
    Ahresty Corp.......................................    800      4,350
    Ai Holdings Corp...................................  1,200     20,894
    Aica Kogyo Co., Ltd................................  1,000     22,259
    Aichi Bank, Ltd. (The).............................    200      9,814
    Aichi Steel Corp...................................  4,000     16,583
    Aida Engineering, Ltd..............................    500      4,943
    Aisan Industry Co., Ltd............................  1,300     11,334
    Aisin Seiki Co., Ltd...............................  2,000     69,871
#   Akebono Brake Industry Co., Ltd....................  6,000     21,184
    Akita Bank, Ltd. (The).............................  5,000     13,865
    Alpine Electronics, Inc............................  1,300     20,105
    Alps Electric Co., Ltd.............................  1,300     27,063
    Amano Corp.........................................  1,700     18,069
    ANA Holdings, Inc..................................  3,000      8,285
#   Anritsu Corp.......................................  2,900     19,014
    AOKI Holdings, Inc.................................  1,200     13,925
    Aomori Bank, Ltd. (The)............................  2,000      5,910
    Aoyama Trading Co., Ltd............................  1,200     40,331
#   Aozora Bank, Ltd...................................  4,000     14,557
    Arakawa Chemical Industries, Ltd...................    900      9,138
    Arcs Co., Ltd......................................    800     16,483
    Asahi Diamond Industrial Co., Ltd..................  1,000     10,195

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
#   Asahi Glass Co., Ltd...............................  7,000 $ 37,240
    Asahi Holdings, Inc................................    300    4,452
    Asahi Kasei Corp................................... 10,000   98,761
    Asatsu-DK, Inc.....................................    700   17,511
    Asics Corp.........................................  1,000   24,539
    Autobacs Seven Co., Ltd............................    900   13,177
#   Avex Group Holdings, Inc...........................  1,200   20,236
    Awa Bank, Ltd. (The)...............................  5,000   26,947
    Azbil Corp.........................................  1,400   34,786
#   Bank of Iwate, Ltd. (The)..........................    400   16,257
    Bank of Kyoto, Ltd. (The)..........................  7,000   58,686
    Bank of Nagoya, Ltd. (The).........................  4,000   14,402
    Bank of Okinawa, Ltd. (The)........................    600   24,008
    Bank of Saga, Ltd. (The)...........................  1,000    2,283
    Bank of the Ryukyus, Ltd...........................  1,400   19,368
    Bank of Yokohama, Ltd. (The)....................... 10,000   53,959
    Benesse Holdings, Inc..............................    700   20,933
    Best Denki Co., Ltd................................  8,100   10,144
#   Bic Camera, Inc....................................  3,100   35,137
    Bookoff Corp.......................................  1,500   10,944
    Bridgestone Corp...................................  2,800  111,909
    Brother Industries, Ltd............................  1,200   20,551
    Calbee, Inc........................................    400   15,620
    Calsonic Kansei Corp...............................  6,000   34,093
    Canon Electronics, Inc.............................    600   10,612
    Canon Marketing Japan, Inc.........................  1,200   21,805
    Canon, Inc.........................................    194    6,137
#   Canon, Inc. Sponsored ADR..........................  2,596   81,800
    Capcom Co., Ltd....................................  1,200   20,105
#   Casio Computer Co., Ltd............................  4,200   65,750
    Central Glass Co., Ltd.............................  4,000   16,798
    Central Japan Railway Co...........................    300   51,445
    Century Tokyo Leasing Corp.........................  1,300   30,736
    Chiba Bank, Ltd. (The).............................  3,000   20,218
    Chiba Kogyo Bank, Ltd. (The).......................  1,500   10,225
    Chiyoda Co., Ltd...................................    700   14,893
*   Chubu Electric Power Co., Inc......................  1,800   23,767
    Chuetsu Pulp & Paper Co., Ltd......................  6,000   15,080
    Chugoku Bank, Ltd. (The)...........................  3,300   46,942
    Chugoku Electric Power Co., Inc. (The).............  1,200   16,591
    Chugoku Marine Paints, Ltd.........................  2,000   17,605
    Chukyo Bank, Ltd. (The)............................  7,000   12,297
    Citizen Holdings Co., Ltd..........................  2,500   19,955
    CKD Corp...........................................  2,200   20,956
*   CMK Corp...........................................  2,100    5,938
#   Coca-Cola East Japan Co., Ltd......................  1,527   25,425
    Coca-Cola West Co., Ltd............................  1,500   21,455
    COMSYS Holdings Corp...............................  1,600   21,767
#   Cosmo Oil Co., Ltd................................. 15,000   20,224
    Dai Nippon Printing Co., Ltd.......................  4,000   35,974
    Dai-ichi Life Insurance Co., Ltd. (The)............  4,300   57,610
    Daibiru Corp.......................................  1,500   13,198
    Daicel Corp........................................  1,000   12,433

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ -------
JAPAN -- (Continued)
#   Daido Steel Co., Ltd...............................  7,000 $27,418
    Daifuku Co., Ltd...................................  2,000  22,912
#   Daihatsu Motor Co., Ltd............................  2,100  29,283
    Daiichikosho Co., Ltd..............................    400  11,584
    Daikin Industries, Ltd.............................    700  48,710
    Daikyo, Inc........................................  5,000   7,389
    Daio Paper Corp....................................  3,000  25,910
    Daisan Bank, Ltd. (The)............................  7,000  11,607
    Daiseki Co., Ltd...................................    200   3,391
    Daishi Bank, Ltd. (The)............................  8,000  26,618
    Daito Trust Construction Co., Ltd..................    300  33,394
    Daiwa House Industry Co., Ltd......................  3,000  55,247
    Daiwa Securities Group, Inc........................  1,000   7,266
    Daiwabo Holdings Co., Ltd..........................  8,000  13,341
    DCM Holdings Co., Ltd..............................  1,800  12,009
#   Dena Co., Ltd......................................  2,900  38,134
    Denki Kagaku Kogyo K.K............................. 11,000  43,341
    Denso Corp.........................................  1,100  48,662
    Dentsu, Inc........................................    800  32,856
    DIC Corp........................................... 10,000  24,758
    Disco Corp.........................................    400  36,645
    DMG Mori Seiki Co., Ltd............................  1,100  14,268
    Don Quijote Holdings Co., Ltd......................    300  21,842
    Doutor Nichires Holdings Co., Ltd..................    400   5,685
    Dowa Holdings Co., Ltd.............................  2,000  15,969
    Dr Ci:Labo Co., Ltd................................    500  17,178
    DTS Corp...........................................    200   4,198
    Dunlop Sports Co., Ltd.............................  1,100  12,186
    Eagle Industry Co., Ltd............................  1,300  24,212
    East Japan Railway Co..............................    600  46,343
    Ebara Corp.........................................  5,000  19,232
#   EDION Corp.........................................  1,800  13,349
#   Ehime Bank, Ltd. (The).............................  6,000  12,756
    Eighteenth Bank, Ltd. (The)........................  4,000  11,562
    Eizo Corp..........................................    500  10,863
    Electric Power Development Co., Ltd................    600  21,857
#   Enplas Corp........................................    500  17,842
    Exedy Corp.........................................  1,000  21,991
    FamilyMart Co., Ltd................................    600  25,988
    FANUC Corp.........................................    300  50,382
    Fast Retailing Co., Ltd............................    100  37,098
#   FCC Co., Ltd.......................................  1,000  19,012
    Felissimo Corp.....................................    400   3,388
#   FIDEA Holdings Co., Ltd............................  5,200   9,258
    Foster Electric Co., Ltd...........................    500   9,393
    FP Corp............................................    500  17,451
    France Bed Holdings Co., Ltd.......................  6,000   9,155
    Fuji Electric Co., Ltd.............................  6,000  25,657
    Fuji Heavy Industries, Ltd.........................  1,000  36,067
    Fuji Oil Co. Ltd/Osaka.............................  1,100  14,133
    Fuji Oil Co., Ltd..................................  2,200   6,559
    Fuji Seal International, Inc.......................    400  12,781
    Fuji Soft, Inc.....................................    600  12,007

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Fujibo Holdings, Inc...............................  5,000 $ 13,178
    FUJIFILM Holdings Corp.............................  1,300   43,937
    Fujikura, Ltd......................................  7,000   29,082
    Fujimori Kogyo Co., Ltd............................    300    8,476
#   Fujitec Co., Ltd...................................  1,400   14,347
    Fujitsu General, Ltd...............................  1,000    9,809
    Fujitsu, Ltd.......................................  7,000   36,991
    Fukui Bank, Ltd. (The).............................  7,000   15,617
    Fukuoka Financial Group, Inc.......................  3,000   14,972
#   Fukuyama Transporting Co., Ltd.....................  5,000   27,958
#   Furukawa Electric Co., Ltd......................... 18,000   29,943
    Futaba Industrial Co., Ltd.........................    900    4,495
    Geo Holdings Corp..................................    900    8,806
    Glory, Ltd.........................................  1,000   26,207
    GMO internet, Inc..................................  2,700   22,293
    Godo Steel, Ltd....................................  6,000    9,655
    Goldcrest Co., Ltd.................................  1,200   18,702
#   Gree, Inc..........................................  1,200    6,836
#   GS Yuasa Corp......................................  9,000   40,616
    Gulliver International Co., Ltd....................  1,200    9,524
#*  GungHo Online Entertainment, Inc...................  3,500   12,014
    Gunma Bank, Ltd. (The).............................  9,000   59,175
    Gunze, Ltd.........................................  5,000   12,952
    H2O Retailing Corp.................................  2,945   52,018
    Hachijuni Bank, Ltd. (The).........................  7,000   46,130
    Hakuhodo DY Holdings, Inc..........................  2,200   21,867
    Hankyu Hanshin Holdings, Inc....................... 12,000   66,701
    Hanwa Co., Ltd.....................................  4,000   14,943
    Haseko Corp........................................  2,200   17,875
    Hazama Ando Corp...................................  4,200   27,508
    Heiwa Corp.........................................    800   16,092
    Heiwa Real Estate Co., Ltd.........................    500    7,115
    Heiwado Co., Ltd...................................  1,200   25,442
    Higashi-Nippon Bank, Ltd. (The)....................  6,000   16,882
    Higo Bank, Ltd. (The)..............................  3,000   16,268
    Hikari Tsushin, Inc................................    200   11,492
    Hino Motors, Ltd...................................  1,000   14,158
    Hiroshima Bank, Ltd. (The)......................... 11,000   54,716
    Hitachi Capital Corp...............................  1,300   25,559
    Hitachi Chemical Co., Ltd..........................  1,300   26,154
    Hitachi Construction Machinery Co., Ltd............  1,500   27,731
    Hitachi High-Technologies Corp.....................    400   12,426
    Hitachi Koki Co., Ltd..............................    600    4,321
    Hitachi Kokusai Electric, Inc......................  2,000   27,184
    Hitachi Metals, Ltd................................  1,000   16,295
    Hitachi Transport System, Ltd......................  1,100   14,391
    Hitachi Zosen Corp.................................  3,800   20,821
    Hitachi, Ltd....................................... 37,000  279,427
#*  Hokkaido Electric Power Co., Inc...................  1,600   12,924
    Hokkan Holdings, Ltd...............................  5,000   12,714
    Hokkoku Bank, Ltd. (The)...........................  7,000   22,334
    Hokuetsu Bank, Ltd. (The)..........................  4,000    7,279
    Hokuetsu Kishu Paper Co., Ltd......................  3,600   16,955

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Hokuhoku Financial Group, Inc...................... 25,000 $ 51,516
    Hokuriku Electric Power Co.........................  1,800   25,438
    Hokuto Corp........................................  1,400   25,768
    Honda Motor Co., Ltd...............................  9,500  286,660
    Honda Motor Co., Ltd. Sponsored ADR................  3,554  107,402
    Horiba, Ltd........................................    600   19,543
#   House Foods Group, Inc.............................  1,900   38,012
    Hoya Corp..........................................    600   23,252
    Hyakugo Bank, Ltd. (The)...........................  4,000   16,936
    Hyakujushi Bank, Ltd. (The)........................  4,000   13,427
    Ibiden Co., Ltd....................................  2,800   42,093
    Ichiyoshi Securities Co., Ltd......................  2,000   20,235
    Idec Corp..........................................  1,300   11,468
    Idemitsu Kosan Co., Ltd............................  2,500   41,730
    IHI Corp...........................................  7,000   36,470
    Iida Group Holdings Co., Ltd.......................  1,624   20,199
    Iino Kaiun Kaisha, Ltd.............................  2,500   14,591
    Inaba Denki Sangyo Co., Ltd........................    600   20,262
    Inabata & Co., Ltd.................................    300    2,734
    Inageya Co., Ltd...................................  2,000   22,148
#   Internet Initiative Japan, Inc.....................    700   14,684
#   Iseki & Co., Ltd...................................  5,000    9,539
    Isetan Mitsukoshi Holdings, Ltd....................  5,840   82,807
*   Ishihara Sangyo Kaisha, Ltd........................ 13,000   11,285
    Isuzu Motors, Ltd..................................  2,000   26,625
    IT Holdings Corp...................................  1,200   19,933
#   Ito En, Ltd........................................  1,000   19,210
    ITOCHU Corp........................................  5,300   53,665
    Itochu Enex Co., Ltd...............................  1,800   14,032
    Itochu Techno-Solutions Corp.......................    400   14,275
    Itoham Foods, Inc..................................  5,000   28,547
    Iwai Cosmo Holdings, Inc...........................    900   10,239
#   Iwatani Corp.......................................  7,000   45,191
    Iyo Bank, Ltd. (The)...............................  4,300   49,618
    J Front Retailing Co., Ltd.........................  3,400   43,327
    J-Oil Mills, Inc...................................  3,000   10,729
    Japan Exchange Group, Inc..........................  1,500   34,906
    Japan Pulp & Paper Co., Ltd........................  5,000   14,089
#   Japan Steel Works, Ltd. (The)......................  8,000   32,002
    JFE Holdings, Inc..................................  2,000   44,055
    JGC Corp...........................................  1,000   20,338
#   Jin Co., Ltd.......................................    500   15,234
    Joshin Denki Co., Ltd..............................  1,000    8,418
    Jowa Holdings Co., Ltd.............................    500   15,464
    Joyo Bank, Ltd. (The)..............................  6,000   30,157
    JSR Corp...........................................  2,100   37,014
    JTEKT Corp.........................................  3,200   52,775
    Juroku Bank, Ltd. (The)............................  6,000   19,799
#*  JVC Kenwood Corp...................................  1,500    3,556
    JX Holdings, Inc................................... 16,790   61,959
#   K's Holdings Corp..................................    700   20,559
*   Kadokawa Dwango Corp...............................    934   13,833
    Kaga Electronics Co., Ltd..........................  1,200   15,246

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Kagoshima Bank, Ltd. (The).........................  3,000 $ 18,772
    Kajima Corp........................................  6,000   23,739
#   Kakaku.com, Inc....................................  1,200   16,975
    Kameda Seika Co., Ltd..............................    300   10,117
    Kamigumi Co., Ltd..................................  4,000   39,972
    Kanamoto Co., Ltd..................................    600   15,610
    Kandenko Co., Ltd..................................  4,000   23,647
    Kaneka Corp........................................  8,000   48,829
    Kanematsu Corp..................................... 12,000   17,093
*   Kansai Electric Power Co., Inc. (The)..............  3,300   31,907
    Kansai Paint Co., Ltd..............................  1,000   17,478
    Kao Corp...........................................  1,000   43,848
    Kato Works Co., Ltd................................  2,000   15,638
    Kawasaki Heavy Industries, Ltd.....................  5,000   23,956
    Kawasaki Kisen Kaisha, Ltd.........................  9,000   25,762
    KDDI Corp..........................................  2,300  162,354
    Keihan Electric Railway Co., Ltd...................  8,000   48,569
    Keihin Corp........................................  1,100   17,533
    Keikyu Corp........................................  3,000   23,398
    Keio Corp..........................................  3,000   24,429
    Keisei Electric Railway Co., Ltd...................  2,000   25,764
    Keiyo Bank, Ltd. (The).............................  6,000   32,735
    Kewpie Corp........................................  2,200   51,080
    KEY Coffee, Inc....................................    300    4,325
    Kintetsu Corp......................................  7,000   24,678
    Kintetsu World Express, Inc........................    300   12,775
    Kitz Corp..........................................  3,000   14,245
    Kiyo Bank, Ltd. (The)..............................  1,500   18,713
    Koa Corp...........................................  1,400   12,819
    Kobe Steel, Ltd.................................... 58,000  101,721
    Kohnan Shoji Co., Ltd..............................  1,300   14,696
    Koito Manufacturing Co., Ltd.......................  1,000   32,515
    Kokuyo Co., Ltd....................................  2,300   17,530
    Komatsu, Ltd.......................................  2,800   54,906
    Komeri Co., Ltd....................................    500   10,724
    Konami Corp........................................  1,400   26,122
    Konica Minolta, Inc................................  7,300   80,332
    Konishi Co., Ltd...................................    600   10,284
    Kose Corp..........................................    700   31,340
    Kubota Corp. Sponsored ADR.........................    500   37,083
    Kurabo Industries, Ltd.............................  8,000   13,416
    Kuraray Co., Ltd...................................  2,000   25,114
#   Kureha Corp........................................  5,000   20,830
    Kurita Water Industries, Ltd.......................  2,100   44,737
#   Kuroda Electric Co., Ltd...........................  1,300   18,625
    KYB Co., Ltd.......................................  4,000   15,873
    Kyocera Corp. Sponsored ADR........................  1,800   78,696
    Kyokuto Kaihatsu Kogyo Co., Ltd....................  1,100   12,435
    Kyoritsu Maintenance Co., Ltd......................    200   11,172
    Kyowa Exeo Corp....................................  2,000   21,107
*   Kyushu Electric Power Co., Inc.....................  1,800   17,370
    Lawson, Inc........................................    300   19,614
*   Leopalace21 Corp...................................  4,000   25,881

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Lintec Corp........................................   1,100 $ 24,206
    Lion Corp..........................................   4,000   21,730
    LIXIL Group Corp...................................   1,700   33,123
    Maeda Corp.........................................   1,000    7,662
    Maeda Road Construction Co., Ltd...................   2,000   31,561
    Makino Milling Machine Co., Ltd....................   2,000   17,185
    Makita Corp........................................     500   22,178
    Maruha Nichiro Corp................................   1,200   17,857
    Marui Group Co., Ltd...............................   4,900   50,934
    Marusan Securities Co., Ltd........................   2,100   14,518
    Max Co., Ltd.......................................   1,000   10,869
    Mazda Motor Corp...................................   1,799   36,952
#   McDonald's Holdings Co. Japan, Ltd.................     900   19,741
    Megmilk Snow Brand Co., Ltd........................   1,400   19,247
#   Michinoku Bank, Ltd. (The).........................   2,000    3,749
    Milbon Co., Ltd....................................     300    8,486
    Mimasu Semiconductor Industry Co., Ltd.............     500    5,657
    Minebea Co., Ltd...................................   1,000   15,428
#   Ministop Co., Ltd..................................     800   10,795
    Mirait Holdings Corp...............................   2,000   23,187
    Misawa Homes Co., Ltd..............................   1,200   10,631
    MISUMI Group, Inc..................................   1,200   44,824
    Mito Securities Co., Ltd...........................   3,000   10,424
    Mitsuba Corp.......................................   1,900   33,717
    Mitsubishi Corp....................................   4,200   73,270
    Mitsubishi Electric Corp...........................   7,000   80,960
    Mitsubishi Estate Co., Ltd.........................   2,000   40,242
    Mitsubishi Gas Chemical Co., Inc...................   4,000   18,085
    Mitsubishi Heavy Industries, Ltd...................  22,598  124,732
    Mitsubishi Logistics Corp..........................   3,000   44,616
    Mitsubishi Materials Corp..........................  15,000   47,300
    Mitsubishi Motors Corp.............................   3,700   31,281
*   Mitsubishi Paper Mills, Ltd........................  10,000    7,361
    Mitsubishi Pencil Co., Ltd.........................     600   17,723
    Mitsubishi Shokuhin Co., Ltd.......................     400    8,879
    Mitsubishi Steel Manufacturing Co., Ltd............   2,000    4,049
    Mitsubishi UFJ Financial Group, Inc................  54,870  291,594
    Mitsui & Co., Ltd..................................   5,500   69,986
    Mitsui Chemicals, Inc..............................  18,000   52,667
    Mitsui Engineering & Shipbuilding Co., Ltd.........  18,000   29,264
    Mitsui Fudosan Co., Ltd............................   2,000   50,563
    Mitsui High-Tec, Inc...............................   2,000   13,462
    Mitsui Mining & Smelting Co., Ltd..................  14,000   29,234
    Mitsui OSK Lines, Ltd..............................   6,000   20,256
    Mitsui Sugar Co., Ltd..............................   3,000   10,173
    Mitsui-Soko Holdings Co., Ltd......................   2,000    6,705
    Miyazaki Bank, Ltd. (The)..........................   5,000   17,323
    Mizuho Financial Group, Inc........................ 146,100  238,891
    Mizuno Corp........................................   4,000   19,671
#   Monex Group, Inc...................................   6,900   14,166
    Morinaga & Co., Ltd................................   9,000   28,001
    Morinaga Milk Industry Co., Ltd....................   4,000   17,293
    Morita Holdings Corp...............................   1,000   11,037

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Moshi Moshi Hotline, Inc...........................    900 $  9,931
    MS&AD Insurance Group Holdings.....................  2,764   67,204
    Murata Manufacturing Co., Ltd......................    400   43,182
    Musashi Seimitsu Industry Co., Ltd.................    900   16,946
    Musashino Bank, Ltd. (The).........................    600   19,667
#   Nabtesco Corp......................................  1,200   30,980
    Nachi-Fujikoshi Corp...............................  4,000   21,509
    Nagase & Co., Ltd..................................  3,400   42,268
    Nagoya Railroad Co., Ltd...........................  3,000   11,786
    Nankai Electric Railway Co., Ltd...................  7,000   28,024
    Nanto Bank, Ltd. (The).............................  5,000   16,762
    NEC Corp........................................... 49,000  138,408
    NEC Networks & System Integration Corp.............    600   12,894
    NET One Systems Co., Ltd...........................  1,400    8,367
    Neturen Co., Ltd...................................  1,500   11,181
    Nexon Co., Ltd.....................................  2,200   21,656
    NGK Spark Plug Co., Ltd............................    800   23,716
    NH Foods, Ltd......................................  2,000   49,444
    NHK Spring Co., Ltd................................  2,000   18,040
#   Nichias Corp.......................................  3,000   16,471
    Nichicon Corp......................................  2,400   18,267
    Nichiha Corp.......................................    900    9,634
    Nichirei Corp......................................  6,000   31,805
#   Nidec Corp.........................................    200   13,610
    Nifco, Inc.........................................    900   31,002
    NIFTY Corp.........................................    500    5,587
    Nihon Dempa Kogyo Co., Ltd.........................    400    3,189
    Nihon M&A Center, Inc..............................  1,000   34,706
    Nihon Nohyaku Co., Ltd.............................  1,000   11,761
    Nihon Parkerizing Co., Ltd.........................  1,000   23,841
    Nihon Unisys, Ltd..................................  1,200   10,493
#   Nikon Corp.........................................  3,000   38,065
    Nippo Corp.........................................  1,000   15,549
    Nippon Beet Sugar Manufacturing Co., Ltd...........  9,000   15,656
    Nippon Carbon Co., Ltd.............................  7,000   14,288
*   Nippon Chemi-Con Corp..............................  3,000    8,465
*   Nippon Denko Co., Ltd..............................  4,000   10,082
    Nippon Densetsu Kogyo Co., Ltd.....................  2,000   28,697
    Nippon Electric Glass Co., Ltd.....................  8,000   41,288
    Nippon Express Co., Ltd............................  9,000   52,504
    Nippon Flour Mills Co., Ltd........................  3,000   14,228
    Nippon Gas Co., Ltd................................  1,100   27,044
    Nippon Koei Co., Ltd...............................  1,000    4,019
    Nippon Konpo Unyu Soko Co., Ltd....................  1,700   26,490
    Nippon Light Metal Holdings Co., Ltd............... 10,000   14,950
    Nippon Paper Industries Co., Ltd...................  2,300   36,269
    Nippon Road Co., Ltd. (The)........................  2,000    9,549
*   Nippon Sheet Glass Co., Ltd........................ 20,000   18,362
    Nippon Shokubai Co., Ltd...........................  2,000   26,865
    Nippon Signal Co., Ltd. (The)......................  1,500   16,314
    Nippon Soda Co., Ltd...............................  5,000   28,436
    Nippon Steel & Sumitomo Metal Corp................. 58,675  137,141
*   Nippon Suisan Kaisha, Ltd..........................  5,500   19,005

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Nippon Synthetic Chemical Industry Co.,
     Ltd. (The)........................................  2,000 $ 12,299
    Nippon Telegraph & Telephone Corp..................    500   29,593
    Nippon Telegraph & Telephone Corp. ADR.............    777   22,953
    Nippon Thompson Co., Ltd...........................  3,000   14,536
#*  Nippon Yakin Kogyo Co., Ltd........................  2,500    4,990
    Nippon Yusen K.K................................... 17,000   50,543
    Nishi-Nippon City Bank, Ltd. (The)................. 15,000   48,710
    Nishi-Nippon Railroad Co., Ltd.....................  6,000   25,975
    Nishimatsu Construction Co., Ltd...................  7,000   28,120
    Nissan Chemical Industries, Ltd....................  1,400   25,776
    Nissan Motor Co., Ltd.............................. 24,200  206,359
    Nissan Shatai Co., Ltd.............................  1,500   16,484
    Nisshin Oillio Group, Ltd. (The)...................  5,000   18,186
    Nisshin Seifun Group, Inc..........................  2,255   27,734
    Nisshin Steel Co., Ltd.............................  2,100   21,738
    Nisshinbo Holdings, Inc............................  2,000   22,474
    Nissin Kogyo Co., Ltd..............................  1,000   15,309
    Nitta Corp.........................................    500   12,011
    Nittetsu Mining Co., Ltd...........................  3,000   10,604
    Nitto Denko Corp...................................  1,200   71,638
    Nitto Kogyo Corp...................................  1,000   19,282
    NOF Corp...........................................  3,000   19,213
    NOK Corp...........................................    200    5,753
    Nomura Holdings, Inc...............................  6,900   36,685
    Nomura Holdings, Inc. ADR..........................  3,400   17,986
    Nomura Real Estate Holdings, Inc...................  1,800   30,288
    Nomura Research Institute, Ltd.....................    600   20,372
    Noritake Co., Ltd..................................  5,000   12,546
    Noritz Corp........................................    700   11,021
    North Pacific Bank, Ltd............................  8,000   29,802
    NSK, Ltd...........................................  1,000   11,719
    NTN Corp........................................... 12,000   51,357
    NTT Data Corp......................................    900   34,234
    NTT DOCOMO, Inc.................................... 11,100  187,382
    NTT Urban Development Corp.........................  2,100   20,148
    Obara Group, Inc...................................    100    4,991
    Obayashi Corp......................................  4,000   25,321
    Obic Co., Ltd......................................    800   26,836
    Odakyu Electric Railway Co., Ltd...................  2,000   19,456
    Ogaki Kyoritsu Bank, Ltd. (The).................... 10,000   30,700
#   Ohsho Food Service Corp............................    400   16,068
    Oiles Corp.........................................  1,440   26,574
    Oita Bank, Ltd. (The)..............................  4,000   14,021
    Oji Holdings Corp..................................  3,000   11,308
    Okabe Co., Ltd.....................................  1,100    9,485
    Okamura Corp.......................................  2,000   14,651
    Oki Electric Industry Co., Ltd..................... 15,000   30,639
    Okinawa Electric Power Co., Inc. (The).............    400   13,857
#   OKUMA Corp.........................................  3,000   25,527
    Okumura Corp.......................................  4,000   18,253
    Omron Corp.........................................    900   35,981
    Onward Holdings Co., Ltd...........................  4,000   25,795
    Oracle Corp. Japan.................................    600   24,945

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Oriental Land Co., Ltd.............................    100 $ 24,229
    Osaka Gas Co., Ltd.................................  8,000   31,533
    OSG Corp...........................................    700   12,888
    Pacific Industrial Co., Ltd........................    600    4,870
*   Pacific Metals Co., Ltd............................  6,000   16,164
    Pal Co., Ltd.......................................    200    5,195
    Paltac Corp........................................    300    3,776
    PanaHome Corp......................................  2,000   12,016
    Panasonic Corp.....................................  9,000  102,239
    Parco Co., Ltd.....................................    300    2,555
    Park24 Co., Ltd....................................    600   10,266
    Penta-Ocean Construction Co., Ltd..................  7,000   26,680
    Pigeon Corp........................................    600   37,463
    Pilot Corp.........................................    400   23,708
*   Pioneer Corp.......................................  2,500    4,701
#   Pola Orbis Holdings, Inc...........................    500   21,292
    Press Kogyo Co., Ltd...............................  4,000   13,475
    Prima Meat Packers, Ltd............................  5,000   13,001
    Raito Kogyo Co., Ltd...............................  2,500   24,769
#*  Rakuten, Inc.......................................  2,100   29,073
    Relo Holdings, Inc.................................    400   29,809
    Rengo Co., Ltd.....................................  4,000   16,806
#*  Renown, Inc........................................  2,700    2,563
    Resona Holdings, Inc............................... 15,200   75,410
#   Resorttrust, Inc...................................    900   21,555
    Ricoh Co., Ltd..................................... 12,100  118,040
    Ricoh Leasing Co., Ltd.............................    500   13,086
    Riken Corp.........................................  4,000   15,665
    Riso Kagaku Corp...................................  1,200   20,863
    Roland DG Corp.....................................    400   11,896
#   Round One Corp.....................................    900    5,620
    Ryosan Co., Ltd....................................  1,000   21,227
    Saibu Gas Co., Ltd.................................  6,000   13,289
    Saizeriya Co., Ltd.................................  1,200   19,425
    Sakai Chemical Industry Co., Ltd...................  3,000   10,676
    Sakata Seed Corp...................................  1,200   20,841
    San-A Co., Ltd.....................................    100    3,339
    San-Ai Oil Co., Ltd................................  2,000   13,272
    San-In Godo Bank, Ltd. (The).......................  3,000   24,479
    Sanden Corp........................................  4,000   18,681
    Sangetsu Co., Ltd..................................    500   13,391
    Sankyo Co., Ltd....................................    400   14,376
    Sankyu, Inc........................................  4,000   16,002
#   Sanrio Co., Ltd....................................    500   12,389
    Sanshin Electronics Co., Ltd.......................  1,500   10,229
    Sanwa Holdings Corp................................  4,000   27,661
    Sanyo Chemical Industries, Ltd.....................  2,000   14,500
    Sanyo Shokai, Ltd..................................  5,000   11,781
    Sanyo Special Steel Co., Ltd.......................  3,000   10,068
    Sawada Holdings Co., Ltd...........................  1,400   10,136
    SBI Holdings, Inc..................................  4,470   47,765
    Scroll Corp........................................  2,100    5,095
    SCSK Corp..........................................  1,000   24,901

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Sega Sammy Holdings, Inc...........................  1,200 $ 15,627
    Seiko Epson Corp...................................    300   12,184
    Seiko Holdings Corp................................  6,000   32,726
    Seino Holdings Co., Ltd............................  4,000   43,525
    Seiren Co., Ltd....................................    400    3,260
    Sekisui Chemical Co., Ltd..........................  4,000   43,747
    Sekisui House, Ltd.................................  2,700   34,915
#   Senko Co., Ltd.....................................  5,000   28,902
    Senshu Ikeda Holdings, Inc.........................  3,000   13,321
#   Senshukai Co., Ltd.................................  1,200    8,462
    Seria Co., Ltd.....................................    400   11,545
    Seven & I Holdings Co., Ltd........................  2,600   95,145
    Seven Bank, Ltd....................................  5,200   23,274
#*  Sharp Corp......................................... 12,000   23,490
    Shiga Bank, Ltd. (The).............................  7,000   39,046
    Shikoku Bank, Ltd. (The)...........................  5,000   10,450
*   Shikoku Electric Power Co., Inc....................  1,900   23,893
    Shima Seiki Manufacturing, Ltd.....................    400    7,021
    Shimachu Co., Ltd..................................  1,000   25,065
    Shimamura Co., Ltd.................................    300   26,685
    Shimano, Inc.......................................    300   39,658
    Shimizu Corp.......................................  6,000   41,398
    Shin-Etsu Chemical Co., Ltd........................  1,000   66,214
    Shindengen Electric Manufacturing Co., Ltd.........  3,000   16,090
    Shinko Electric Industries Co., Ltd................  2,300   16,110
    Shinko Plantech Co., Ltd...........................  1,300    9,713
    Shinko Shoji Co., Ltd..............................    900    9,316
    Shinmaywa Industries, Ltd..........................  4,000   38,964
#   Shiseido Co., Ltd..................................  2,500   40,097
    Shizuoka Bank, Ltd. (The)..........................  4,000   36,551
    Shizuoka Gas Co., Ltd..............................  2,100   13,410
    Shoko Co., Ltd.....................................  5,000    6,969
    Showa Corp.........................................    800    8,127
    Showa Denko K.K.................................... 38,000   48,567
    Showa Shell Sekiyu K.K.............................  4,800   46,846
    Sintokogio, Ltd....................................  1,500   10,589
    SKY Perfect JSAT Holdings, Inc.....................  3,500   21,196
    SMC Corp...........................................    100   26,817
    SMK Corp...........................................  3,000   12,462
    Sodick Co., Ltd....................................  1,500   12,938
    Softbank Corp......................................  2,761  162,489
#   Sojitz Corp........................................ 27,200   35,159
    Sompo Japan Nipponkoa Holdings, Inc................    500   13,874
    Sony Corp..........................................  3,300   77,620
    Sony Corp. Sponsored ADR...........................  2,843   66,213
    Sony Financial Holdings, Inc.......................  1,400   19,457
    Sotetsu Holdings, Inc..............................  6,000   27,438
    Square Enix Holdings Co., Ltd......................  1,000   21,954
    St Marc Holdings Co., Ltd..........................    400   25,721
    Stanley Electric Co., Ltd..........................  1,300   28,934
    Star Micronics Co., Ltd............................    700    8,745
    Start Today Co., Ltd...............................    700   14,149
    Starts Corp., Inc..................................  1,000   13,863

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
#*  Sumco Corp.........................................  1,100 $ 18,461
    Sumitomo Bakelite Co., Ltd.........................  5,000   20,695
    Sumitomo Corp......................................  2,200   21,710
    Sumitomo Electric Industries, Ltd..................  4,400   56,697
    Sumitomo Forestry Co., Ltd.........................  3,600   33,484
    Sumitomo Heavy Industries, Ltd.....................  7,000   37,880
    Sumitomo Metal Mining Co., Ltd.....................  4,000   57,168
    Sumitomo Mitsui Financial Group, Inc...............  7,564  253,824
    Sumitomo Mitsui Trust Holdings, Inc................ 14,940   52,537
    Sumitomo Osaka Cement Co., Ltd..................... 11,000   31,986
    Sumitomo Realty & Development Co., Ltd.............  1,000   31,897
    Sumitomo Riko Co, Ltd..............................    500    4,076
    Sumitomo Rubber Industries, Ltd....................  1,800   27,991
    Sumitomo Seika Chemicals Co., Ltd..................  1,000    7,086
    Sumitomo Warehouse Co., Ltd. (The).................  4,000   22,389
    Suruga Bank, Ltd...................................  1,300   24,409
    Suzuki Motor Corp..................................  2,300   72,726
#*  SWCC Showa Holdings Co., Ltd....................... 14,000   11,706
    T Hasegawa Co., Ltd................................    800   11,556
    T&D Holdings, Inc..................................  6,400   72,074
#   Tachi-S Co., Ltd...................................  1,000   14,568
    Tadano, Ltd........................................  2,000   24,072
    Taiheiyo Cement Corp...............................  4,000   11,737
    Taiho Kogyo Co., Ltd...............................  1,300   14,455
#   Taikisha, Ltd......................................    500   11,894
    Taisei Corp........................................  1,000    5,801
    Taiyo Yuden Co., Ltd...............................  2,000   24,818
    Takara Leben Co., Ltd..............................  1,100    5,738
    Takara Standard Co., Ltd...........................  2,000   15,220
    Takasago International Corp........................  1,000    4,973
    Takasago Thermal Engineering Co., Ltd..............  1,900   23,836
    Takashimaya Co., Ltd...............................  3,000   26,313
#   Takata Corp........................................  1,000   11,663
    Takeuchi Manufacturing Co., Ltd....................    300   11,003
    Takuma Co., Ltd....................................  4,000   28,196
    TDK Corp...........................................    700   43,625
    TDK Corp. Sponsored ADR............................    400   25,540
    Teijin, Ltd........................................ 19,000   56,598
    Toa Corp...........................................  6,000   10,207
    Toagosei Co., Ltd..................................  6,000   23,984
    Tobu Railway Co., Ltd..............................  3,000   14,427
    TOC Co., Ltd.......................................  1,200    7,295
    Tochigi Bank, Ltd. (The)...........................  4,000   18,471
    Toda Corp..........................................  6,000   21,458
    Toei Co., Ltd......................................  1,000    5,792
    Toho Bank, Ltd. (The)..............................  5,000   17,556
    Toho Gas Co., Ltd..................................  5,000   27,169
    Toho Zinc Co., Ltd.................................  3,000    9,417
    Tohoku Electric Power Co., Inc.....................  2,400   30,232
    Tokai Carbon Co., Ltd..............................  2,000    5,763
    TOKAI Holdings Corp................................    700    3,154
    Tokai Rika Co., Ltd................................    900   18,533
#   Token Corp.........................................    270   11,190

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Tokio Marine Holdings, Inc.........................  2,400 $ 83,789
    Tokuyama Corp......................................  8,000   17,771
#   Tokyo Dome Corp....................................  3,000   13,876
*   Tokyo Electric Power Co., Inc......................  6,200   26,310
    Tokyo Electron, Ltd................................  1,500  104,990
    Tokyo Gas Co., Ltd.................................  5,000   29,826
    Tokyo Seimitsu Co., Ltd............................    700   14,235
    Tokyo Steel Manufacturing Co., Ltd.................  3,700   27,803
    Tokyo Tatemono Co., Ltd............................  1,000    6,751
*   Tokyo TY Financial Group, Inc......................    259    7,414
    Tokyu Corp.........................................  4,000   26,473
    Tokyu Fudosan Holdings Corp........................  1,700   10,537
    TOMONY Holdings, Inc...............................  3,900   16,837
#   Tomy Co., Ltd......................................  2,600   14,402
    TonenGeneral Sekiyu K.K............................  2,000   17,681
    Toppan Forms Co., Ltd..............................  2,100   21,819
    Toppan Printing Co., Ltd...........................  3,000   20,040
    Topre Corp.........................................  1,400   19,254
    Topy Industries, Ltd...............................  7,000   15,765
    Toray Industries, Inc..............................  9,000   76,663
    Toshiba Corp....................................... 13,000   51,982
    Toshiba Machine Co., Ltd...........................  3,000   11,504
    Toshiba Plant Systems & Services Corp..............    800   12,262
    Toshiba TEC Corp...................................  4,000   24,675
    Tosoh Corp......................................... 12,000   64,690
    Totetsu Kogyo Co., Ltd.............................  1,000   23,868
    TOTO, Ltd..........................................  2,000   22,079
    Towa Bank, Ltd. (The).............................. 18,000   14,778
#   Toyo Engineering Corp..............................  4,000   13,481
    Toyo Ink SC Holdings Co., Ltd......................  6,000   28,085
    Toyo Kanetsu K.K...................................  5,000   10,210
    Toyo Kohan Co., Ltd................................  4,000   20,531
    Toyo Seikan Group Holdings, Ltd....................  3,000   38,490
    Toyo Suisan Kaisha, Ltd............................    200    7,036
    Toyo Tire & Rubber Co., Ltd........................  2,000   45,047
    Toyobo Co., Ltd.................................... 19,000   25,554
    Toyoda Gosei Co., Ltd..............................  1,600   35,247
#   Toyota Boshoku Corp................................  1,100   14,521
    Toyota Motor Corp.................................. 14,060  906,461
    Toyota Motor Corp. Sponsored ADR...................  2,966  382,169
    Toyota Tsusho Corp.................................  3,700   87,625
    Transcosmos, Inc...................................    600   10,504
*   Trend Micro, Inc...................................    500   14,121
    Trusco Nakayama Corp...............................    300    7,990
    TS Tech Co., Ltd...................................    400   10,078
    Tsubakimoto Chain Co...............................  3,000   24,154
#   Tsugami Corp.......................................  2,000   11,424
    Tsukuba Bank, Ltd..................................  2,900    8,466
#   UACJ Corp..........................................  3,114    7,648
    Ube Industries, Ltd................................ 29,000   43,432
*   Ulvac, Inc.........................................  1,300   18,621
    Unicharm Corp......................................  1,500   41,331
    Union Tool Co......................................    600   16,755

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
JAPAN -- (Continued)
    Unipres Corp.......................................  1,100 $    19,135
    United Arrows, Ltd.................................    500      14,212
#   UNY Group Holdings Co., Ltd........................  3,700      21,288
#*  Usen Corp..........................................  2,900       7,601
#   Ushio, Inc.........................................  1,700      19,695
    USS Co., Ltd.......................................  1,500      23,533
    Valor Co., Ltd.....................................    500       9,432
    VT Holdings Co., Ltd...............................  3,900      15,695
    Wacoal Holdings Corp...............................  2,000      19,824
#   Wacom Co., Ltd.....................................  2,900      12,253
    Wakita & Co., Ltd..................................  1,000       9,478
    West Japan Railway Co..............................    500      25,717
    Xebio Co., Ltd.....................................    700      10,835
#   Yahoo Japan Corp...................................  5,300      17,825
    Yakult Honsha Co., Ltd.............................    300      18,170
#   Yamada Denki Co., Ltd.............................. 18,300      67,987
#   Yamagata Bank, Ltd. (The)..........................  4,000      16,882
    Yamaguchi Financial Group, Inc.....................  4,000      41,616
    Yamaha Corp........................................  1,600      23,301
    Yamaha Motor Co., Ltd..............................    800      17,546
    Yamanashi Chuo Bank, Ltd. (The)....................  4,000      15,975
    Yamatane Corp...................................... 11,000      16,285
    Yamato Holdings Co., Ltd...........................  1,200      27,140
    Yamato Kogyo Co., Ltd..............................    900      23,162
    Yamazaki Baking Co., Ltd...........................  2,000      29,446
    Yamazen Corp.......................................    200       1,406
#   Yaskawa Electric Corp..............................  3,100      39,630
    Yokogawa Bridge Holdings Corp......................    300       3,361
    Yokohama Reito Co., Ltd............................  1,900      13,179
    Yokohama Rubber Co., Ltd. (The)....................  5,000      47,040
    Yorozu Corp........................................    700      13,555
#   Zensho Holdings Co., Ltd...........................  1,300      11,754
    Zeon Corp..........................................  4,000      40,847
                                                               -----------
TOTAL JAPAN............................................         20,363,745
                                                               -----------
NETHERLANDS -- (2.4%)
    Aalberts Industries NV.............................  2,548      73,384
    Accell Group.......................................    814      12,418
    Aegon NV........................................... 13,632      97,153
    Akzo Nobel NV......................................  1,910     137,599
*   AMG Advanced Metallurgical Group NV................  1,751      13,074
#*  APERAM SA..........................................  1,479      38,394
    Arcadis NV.........................................  1,681      50,876
#   ArcelorMittal......................................  8,501      81,950
    ASM International NV...............................    792      32,314
    ASML Holding NV(B929F46)...........................    870      90,759
    ASML Holding NV(B908F01)...........................    154      16,007
    BE Semiconductor Industries NV.....................    935      18,977
    BinckBank NV.......................................  1,231      10,112
    Boskalis Westminster NV............................  2,206      97,524
#   Brunel International NV............................    272       4,413
    Corbion NV.........................................    916      15,174
    Delta Lloyd NV.....................................  5,621     106,201

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
NETHERLANDS -- (Continued)
    Exact Holding NV...................................    330 $   11,824
    Fugro NV...........................................  1,470     31,877
#   Gemalto NV.........................................    679     49,165
*   Grontmij...........................................  1,062      4,258
*   ING Groep NV.......................................  7,270     90,384
*   ING Groep NV Sponsored ADR.........................  7,911     98,413
    KAS Bank NV........................................     70        807
    Kendrion NV........................................    337      9,217
    Koninklijke Ahold NV...............................  5,695    102,789
    Koninklijke BAM Groep NV...........................  8,796     26,400
    Koninklijke KPN NV................................. 49,734    153,498
#   Koninklijke Ten Cate NV............................    905     20,051
    Koninklijke Vopak NV...............................    984     54,875
*   Mota-Engil Africa NV...............................    240      1,673
    Nutreco NV.........................................  1,320     67,222
*   PostNL NV..........................................  9,281     33,572
    Randstad Holding NV................................  2,485    130,621
    Reed Elsevier NV...................................  2,403     58,750
    Reed Elsevier NV Sponsored ADR.....................    952     46,439
#*  Royal Imtech NV....................................  2,461     11,349
*   SBM Offshore NV....................................  4,189     45,703
    Sligro Food Group NV...............................    627     23,922
#*  SNS Reaal NV.......................................  3,557         --
*   Telegraaf Media Groep NV...........................    853      5,492
    TKH Group NV.......................................    877     27,269
    TNT Express NV.....................................  6,592     43,114
*   TomTom NV..........................................  3,459     22,729
    Unilever NV(B12T3J1)...............................  2,259     97,961
    Unilever NV(904784709).............................  2,329    101,009
    USG People NV......................................    877     10,107
    Wessanen...........................................  3,571     22,802
    Wolters Kluwer NV..................................  5,213    155,727
                                                               ----------
TOTAL NETHERLANDS......................................         2,455,348
                                                               ----------
NEW ZEALAND -- (0.3%)
    Air New Zealand, Ltd............................... 11,327     21,429
    Auckland International Airport, Ltd................ 16,707     54,034
*   Chorus, Ltd........................................ 10,565     20,306
    Contact Energy, Ltd................................  7,971     40,909
    Fletcher Building, Ltd.(6341606)...................  4,290     26,061
    Fletcher Building, Ltd.(6341617)...................    913      5,527
    Infratil, Ltd...................................... 10,572     24,272
#   Kathmandu Holdings, Ltd............................  4,918      7,194
    Mainfreight, Ltd...................................  1,051     12,220
    New Zealand Oil & Gas, Ltd.........................    729        340
*   New Zealand Refining Co., Ltd. (The)...............  4,103      7,570
    Nuplex Industries, Ltd.............................  4,883     10,579
#   Port of Tauranga, Ltd..............................  1,104     14,237
    Sky Network Television, Ltd........................  3,260     14,334
    Spark New Zealand, Ltd............................. 18,634     44,651
#   TrustPower, Ltd....................................  2,795     17,017

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
NEW ZEALAND -- (Continued)
*   Xero, Ltd..........................................      3 $     34
                                                               --------
TOTAL NEW ZEALAND......................................         320,714
                                                               --------
NORWAY -- (0.8%)
#   Akastor ASA........................................  4,822   11,855
    Aker ASA Class A...................................    482   10,295
*   Aker Solutions ASA.................................    784    3,827
    Atea ASA...........................................  2,400   26,658
    Austevoll Seafood ASA..............................  2,794   16,317
    Bakkafrost P/F.....................................    327    6,794
    Bonheur ASA........................................    128    1,189
    BW Offshore, Ltd...................................  7,600    7,309
*   Det Norske Oljeselskap ASA.........................    799    3,339
    DNB ASA............................................  5,149   74,602
#*  DNO ASA............................................  3,689    8,128
*   DOF ASA............................................  1,400    1,906
    Ekornes ASA........................................    300    3,738
    Eltek ASA..........................................  1,600    2,388
    Evry ASA...........................................  2,789    5,782
    Fred Olsen Energy ASA..............................    566    4,743
    Gjensidige Forsikring ASA..........................    752   12,678
#   Golden Ocean Group, Ltd............................  2,907    1,797
*   Hoegh LNG Holdings, Ltd............................    100      984
*   Kongsberg Automotive ASA........................... 28,148   22,130
#   Kongsberg Gruppen ASA..............................    640   10,823
    Kvaerner ASA.......................................  6,566    7,645
    Leroey Seafood Group ASA...........................    851   29,837
    Marine Harvest ASA.................................  5,000   65,408
*   Nordic Semiconductor ASA...........................  3,571   24,661
*   Norske Skogindustrier ASA..........................  7,052    6,455
    Orkla ASA..........................................  3,344   24,645
#   Petroleum Geo-Services ASA.........................  5,433   29,541
    Prosafe SE.........................................  3,000    8,009
#*  REC Silicon ASA.................................... 60,049   12,823
*   REC Solar ASA......................................  1,034   13,590
    Salmar ASA.........................................    616    9,510
    Schibsted ASA......................................    342   22,031
    Seadrill, Ltd......................................    818    8,742
    Sevan Marine ASA...................................    744    1,878
*   Songa Offshore.....................................  1,759      349
    SpareBank 1 SR Bank ASA............................  3,295   20,691
    Statoil ASA........................................  6,496  108,784
    Statoil ASA Sponsored ADR..........................  3,231   54,281
    Stolt-Nielsen, Ltd.................................    218    3,442
*   Storebrand ASA.....................................  9,866   29,825
    Subsea 7 SA........................................  1,893   16,103
    Telenor ASA........................................  2,230   47,907
    TGS Nopec Geophysical Co. ASA......................    668   15,495
    Tomra Systems ASA..................................  2,200   17,676
    Veidekke ASA.......................................  1,440   14,884
    Wilh Wilhelmsen ASA................................  2,050   11,451
    Wilh Wilhelmsen Holding ASA Class A................    350    6,788

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
NORWAY -- (Continued)
    Yara International ASA.............................     602 $ 31,342
                                                                --------
TOTAL NORWAY...........................................          881,075
                                                                --------
PORTUGAL -- (0.3%)
    Altri SGPS SA......................................   4,909   17,004
#*  Banco BPI SA.......................................   5,001    4,693
#*  Banco Comercial Portugues SA....................... 790,331   55,660
*   Banco Espirito Santo SA............................  30,233       --
    EDP - Energias de Portugal SA......................   9,374   35,658
    EDP Renovaveis SA..................................   4,715   31,518
    Galp Energia SGPS SA...............................   3,563   37,641
    Jeronimo Martins SGPS SA...........................   1,019   10,961
    Mota-Engil SGPS SA.................................   2,737    8,369
    NOS SGPS...........................................   3,274   20,786
    Portucel SA........................................   3,351   13,519
#   Portugal Telecom SGPS SA...........................   4,899    3,414
#   Portugal Telecom SGPS SA Sponsored ADR.............   2,949    2,132
    REN - Redes Energeticas Nacionais SGPS SA..........   3,580   10,152
    Semapa-Sociedade de Investimento e Gestao..........     897   10,501
*   Sonae Industria SGPS SA............................ 180,000    1,315
    Sonae SGPS SA......................................  13,955   18,270
                                                                --------
TOTAL PORTUGAL.........................................          281,593
                                                                --------
SINGAPORE -- (1.3%)
    Boustead Singapore, Ltd............................  16,000   21,275
*   Broadway Industrial Group, Ltd.....................   3,400      492
    Bukit Sembawang Estates, Ltd.......................   2,000    7,866
    CapitaLand, Ltd....................................  22,000   56,465
    City Developments, Ltd.............................   3,000   22,236
#   Cityspring Infrastructure Trust....................  17,000    6,844
    ComfortDelGro Corp., Ltd...........................   6,000   12,723
    Cosco Corp. Singapore, Ltd.........................  14,000    5,589
    CSE Global, Ltd....................................  19,000    8,206
    CWT, Ltd...........................................   9,000   11,176
    DBS Group Holdings, Ltd............................   8,453  123,242
*   Delong Holdings, Ltd...............................  10,000    1,647
#   Ezion Holdings, Ltd................................  24,480   22,952
#   Ezra Holdings, Ltd.................................  35,985   14,072
    Far East Orchard, Ltd..............................   8,000    9,981
    First Resources, Ltd...............................  12,000   16,482
    Global Logistic Properties, Ltd....................  10,000   18,658
    Golden Agri-Resources, Ltd.........................  29,000    8,996
    GuocoLand, Ltd.....................................  12,000   15,931
    GuocoLeisure, Ltd..................................  19,000   13,387
    Hongkong Land Holdings, Ltd........................   3,000   22,215
    Hutchison Port Holdings Trust......................  50,000   35,653
#   Hyflux, Ltd........................................  14,000    9,850
    Indofood Agri Resources, Ltd.......................   6,000    3,137
    Keppel Corp., Ltd..................................   6,300   40,462
    Keppel Infrastructure Trust........................     600      475
    Keppel Land, Ltd...................................  11,000   36,888
    Keppel Telecommunications & Transportation, Ltd....   6,000    7,714

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SINGAPORE -- (Continued)
#*  Linc Energy, Ltd...................................   3,880 $    1,665
    M1, Ltd............................................   7,000     19,355
    Midas Holdings, Ltd................................  30,000      7,507
*   Neptune Orient Lines, Ltd..........................  19,250     14,348
    Noble Group, Ltd...................................  70,000     54,757
    OUE, Ltd...........................................   5,000      8,120
    Oversea-Chinese Banking Corp., Ltd.................  11,805     90,546
    Petra Foods, Ltd...................................   3,000      8,845
    Raffles Education Corp., Ltd.......................   6,127      1,496
*   S I2I, Ltd......................................... 492,000      1,442
    SATS, Ltd..........................................   6,278     13,722
    SembCorp Industries, Ltd...........................   9,000     28,619
#   SembCorp Marine, Ltd...............................   4,400      9,737
    Sinarmas Land, Ltd.................................  33,000     15,812
    Singapore Airlines, Ltd............................   2,600     24,285
    Singapore Exchange, Ltd............................   6,000     34,422
    Singapore Post, Ltd................................  14,000     22,132
#   Singapore Press Holdings, Ltd......................   6,000     18,298
    Singapore Technologies Engineering, Ltd............   9,000     22,325
    Singapore Telecommunications, Ltd..................  22,000     66,252
#*  Sino Grandness Food Industry Group, Ltd............  46,000     17,123
    SMRT Corp., Ltd....................................  15,000     19,389
    Stamford Land Corp., Ltd...........................   9,000      3,753
#   Swiber Holdings, Ltd...............................   4,499        635
    Tat Hong Holdings, Ltd.............................  10,000      5,455
    Triyards holdings, Ltd.............................     960        335
    United Engineers, Ltd..............................  12,000     26,918
    United Industrial Corp., Ltd.......................  15,000     39,057
    United Overseas Bank, Ltd..........................   6,275    107,307
    UOB-Kay Hian Holdings, Ltd.........................  12,000     13,373
    UOL Group, Ltd.....................................   9,289     49,435
*   Vard Holdings, Ltd.................................  41,000     15,260
    Venture Corp., Ltd.................................   7,000     42,035
    Wilmar International, Ltd..........................   3,000      7,120
    Wing Tai Holdings, Ltd.............................  10,000     13,514
    Yeo Hiap Seng, Ltd.................................   1,767      2,272
    Yongnam Holdings, Ltd..............................  83,000     10,966
                                                                ----------
TOTAL SINGAPORE........................................          1,392,246
                                                                ----------
SPAIN -- (2.6%)
    Abengoa SA.........................................     517      1,651
    Abengoa SA Class B.................................   6,174     18,242
    Abertis Infraestructuras SA........................   2,011     39,380
*   Acciona SA.........................................     648     46,322
    Acerinox SA........................................   3,512     52,291
    ACS Actividades de Construccion y Servicios SA.....   1,203     41,827
    Amadeus IT Holding SA Class A......................   2,255     90,435
    Atresmedia Corp de Medios de Comunicacion SA.......   1,085     15,942
    Banco Bilbao Vizcaya Argentaria SA.................   4,110     35,109
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR...  11,360     96,786
    Banco de Sabadell SA...............................  60,257    152,275
*   Banco Popular......................................      44        187
    Banco Popular Espanol SA...........................  10,517     44,455

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SPAIN -- (Continued)
    Banco Santander SA................................. 32,264 $  217,012
    Banco Santander SA Sponsored ADR................... 37,893    253,504
*   Bankia SA..........................................  8,460     11,065
    Bankinter SA....................................... 11,695     81,252
    Bolsas y Mercados Espanoles SA.....................  1,498     61,580
    CaixaBank SA.......................................  6,462     28,149
#*  Cementos Portland Valderrivas SA...................    228      1,513
    Cie Automotive SA..................................    590      8,493
    Construcciones y Auxiliar de Ferrocarriles SA......     52     17,482
    Distribuidora Internacional de Alimentacion SA.....  8,452     54,719
    Duro Felguera SA...................................  2,644     10,612
    Ebro Foods SA......................................    994     16,914
    Elecnor SA.........................................    157      1,451
    Enagas SA..........................................  2,634     83,412
    Ence Energia y Celulosa S.A........................  3,405     10,183
    Ferrovial SA.......................................  1,487     29,500
*   Fomento de Construcciones y Contratas SA...........  2,724     33,719
*   Gamesa Corp. Tecnologica SA........................  6,353     62,811
    Gas Natural SDG SA.................................  1,964     46,103
    Grupo Catalana Occidente SA........................    923     26,391
#*  Grupo Ezentis SA...................................  5,854      4,497
    Iberdrola SA....................................... 43,471    300,055
    Indra Sistemas SA..................................  2,869     29,309
*   Jazztel P.L.C......................................  3,797     53,796
    Mapfre SA.......................................... 15,521     52,249
*   Mediaset Espana Comunicacion SA....................  4,163     50,681
    Melia Hotels International SA......................    953     10,947
*   NH Hotel Group SA..................................  2,275     11,232
    Obrascon Huarte Lain SA............................    753     17,400
    Papeles y Cartones de Europa SA....................  1,484      7,133
*   Pescanova SA.......................................    468         --
*   Promotora de Informaciones SA Class A.............. 28,996      7,689
*   Realia Business SA................................. 10,596      7,296
    Red Electrica Corp. SA.............................    667     56,827
    Repsol SA..........................................  1,573     27,865
    Repsol SA Sponsored ADR............................  1,745     31,061
*   Sacyr SA...........................................  7,182     26,562
    Tecnicas Reunidas SA...............................    630     24,499
    Telefonica SA......................................  5,793     86,867
    Telefonica SA Sponsored ADR........................  6,016     89,699
    Tubacex SA.........................................  1,844      5,394
    Tubos Reunidos SA..................................  4,346      7,783
    Vidrala SA.........................................    390     19,370
    Viscofan SA........................................    735     42,525
    Zardoya Otis SA....................................  2,825     32,168
                                                               ----------
TOTAL SPAIN............................................         2,693,671
                                                               ----------
SWEDEN -- (3.0%)
    AAK AB.............................................    887     48,180
    AF AB Class B......................................  1,570     24,051
    Alfa Laval AB......................................  2,007     37,280
    Assa Abloy AB Class B..............................  1,021     55,761
    Atlas Copco AB Class A.............................  1,384     40,978

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
SWEDEN -- (Continued)
    Atlas Copco AB Class B.............................    777 $ 21,252
    Avanza Bank Holding AB.............................    150    4,948
    Axfood AB..........................................    350   21,242
#   Axis Communications AB.............................    730   19,542
    B&B Tools AB Class B...............................    600   10,265
    Beijer Alma AB.....................................    381    9,172
    Bilia AB Class A...................................    779   23,626
    BillerudKorsnas AB.................................  4,342   65,909
    Boliden AB.........................................  5,232   81,733
    Byggmax Group AB...................................  1,675   11,114
    Castellum AB.......................................  2,708   42,581
    Clas Ohlson AB Class B.............................    566    8,751
    Concentric AB......................................  1,052   13,439
    Duni AB............................................  1,648   24,363
    Electrolux AB Series B.............................  1,570   48,322
#*  Eniro AB...........................................  3,302    2,034
    Fabege AB..........................................  1,782   24,325
    Haldex AB..........................................  2,000   27,007
    Hennes & Mauritz AB Class B........................  2,149   88,403
    Hexagon AB Class B.................................  1,041   32,961
    Hexpol AB..........................................    484   48,558
    HIQ International AB...............................  1,637    8,472
    Holmen AB Class B..................................    995   35,901
    Husqvarna AB Class A...............................    841    5,869
    Husqvarna AB Class B............................... 10,700   74,313
    ICA Gruppen AB.....................................    746   28,662
    Industrial & Financial Systems Class B.............    854   26,295
    Indutrade AB.......................................  1,000   40,702
    Intrum Justitia AB.................................  1,646   43,803
    JM AB..............................................  1,200   39,499
    KappAhl AB.........................................  3,182   16,022
*   Lindab International AB............................  1,863   15,426
    Loomis AB Class B..................................  1,303   38,554
*   Lundin Petroleum AB................................  2,484   32,225
    Mekonomen AB.......................................    827   19,426
    Millicom International Cellular SA.................    425   27,102
    Modern Times Group AB Class B......................    763   21,594
    NCC AB Class B.....................................  1,600   51,735
    New Wave Group AB Class B..........................  1,962   10,382
    Nibe Industrier AB Class B.........................  1,924   48,874
    Nobia AB...........................................  4,200   36,411
    Nordea Bank AB..................................... 10,653  135,248
    Nordnet AB Class B.................................  1,809    6,063
*   PA Resources AB....................................      1       --
    Peab AB............................................  4,058   29,186
#   Ratos AB Class B...................................  5,146   32,152
    Saab AB Class B....................................  1,477   35,954
    Sandvik AB.........................................  8,049   84,487
    Securitas AB Class B...............................  6,521   79,484
    Skandinaviska Enskilda Banken AB Class A...........  5,722   68,902
    Skanska AB Class B.................................  1,842   40,826
    SKF AB Class A.....................................    582   13,748
    SKF AB Class B.....................................  2,554   60,203

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SWEDEN -- (Continued)
    SkiStar AB.........................................    883 $    9,024
#*  SSAB AB Class A(B17H0S8)...........................  6,154     29,886
#*  SSAB AB Class A(BPRBWK4)...........................    604      2,935
*   SSAB AB Class B(B17H3F6)...........................  4,334     18,652
*   SSAB AB Class B(BPRBWM6)...........................  1,541      6,664
    Svenska Cellulosa AB Class A.......................    306      7,388
    Svenska Cellulosa AB Class B.......................  5,470    131,850
    Svenska Handelsbanken AB Class A...................  1,753     83,011
    Sweco AB Class B...................................     46        614
    Swedbank AB Class A................................  3,015     72,935
    Tele2 AB Class B...................................  7,729     87,436
    Telefonaktiebolaget LM Ericsson Class A............    436      5,101
    Telefonaktiebolaget LM Ericsson Class B............  7,036     85,306
    Telefonaktiebolaget LM Ericsson Sponsored ADR......  6,821     82,739
    TeliaSonera AB..................................... 18,798    115,829
    Trelleborg AB Class B..............................  5,898    106,665
    Volvo AB Class A...................................  1,258     14,812
    Volvo AB Class B...................................  7,101     83,133
#   Wallenstam AB Class B..............................  1,976     32,714
    Wihlborgs Fastigheter AB...........................  1,441     28,203
                                                               ----------
TOTAL SWEDEN...........................................         3,048,214
                                                               ----------
SWITZERLAND -- (5.2%)
    ABB, Ltd........................................... 13,615    261,765
    ABB, Ltd. Sponsored ADR............................  4,791     91,700
    Adecco SA..........................................  1,572    117,434
#   AFG Arbonia-Forster Holding AG.....................    555      9,956
    Allreal Holding AG.................................    202     31,759
    Alpiq Holding AG...................................     27      1,908
    ams AG.............................................  2,015     78,870
    Aryzta AG..........................................  1,486    111,404
    Autoneum Holding AG................................    124     20,754
    Baloise Holding AG.................................    826    107,518
    Bank Coop AG.......................................     87      3,849
    Banque Cantonale Vaudoise..........................     54     31,507
    Barry Callebaut AG.................................     13     12,962
    Belimo Holding AG..................................      7     16,193
    Bell AG............................................      2      4,828
    Berner Kantonalbank AG.............................    107     21,051
    BKW AG.............................................    158      4,721
    Bobst Group SA.....................................    277      8,450
    Bucher Industries AG...............................    173     42,443
    Burckhardt Compression Holding AG..................     52     16,085
    Burkhalter Holding AG..............................    272     28,833
    Cie Financiere Richemont SA........................  2,552    212,015
    Clariant AG........................................  7,890    126,763
    Credit Suisse Group AG.............................  5,994    126,209
    Daetwyler Holding AG...............................    116     13,838
    DKSH Holding AG....................................    628     47,674
*   Dufry AG...........................................    515     75,655
    EFG International AG...............................  1,159     12,507
    Emmi AG............................................     98     32,003
    EMS-Chemie Holding AG..............................     77     29,745

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SWITZERLAND -- (Continued)
    Energiedienst Holding AG...........................    604 $   18,385
    Flughafen Zuerich AG...............................     94     63,996
    Forbo Holding AG...................................     27     26,107
    GAM Holding AG.....................................  4,085     72,191
    Gategroup Holding AG...............................    383     10,630
    Geberit AG.........................................    206     70,379
    Georg Fischer AG...................................     69     41,377
    Givaudan SA........................................     54     98,433
    Gurit Holding AG...................................     16      5,726
    Helvetia Holding AG................................    138     70,393
    Holcim, Ltd........................................  1,665    116,405
    Huber & Suhner AG..................................    335     14,913
    Implenia AG........................................    250     13,674
    Interroll Holding AG...............................     14      7,141
    Intershop Holdings AG..............................     34     13,695
    Julius Baer Group, Ltd.............................  1,362     55,412
    Kaba Holding AG Class B............................     37     18,596
    Kardex AG..........................................    238     11,384
    Komax Holding AG...................................    112     16,861
    Kudelski SA........................................  1,531     17,537
    Kuehne + Nagel International AG....................    283     38,956
    Kuoni Reisen Holding AG............................    105     35,248
    LEM Holding SA.....................................      9      6,915
    Liechtensteinische Landesbank AG...................     96      4,067
    Logitech International SA..........................  1,706     25,085
    Luzerner Kantonalbank AG...........................     70     26,765
    Metall Zug AG......................................     10     24,418
#*  Meyer Burger Technology AG.........................  1,488      9,231
    Micronas Semiconductor Holding AG..................    845      5,049
    Mobimo Holding AG..................................    102     23,558
    Nestle SA.......................................... 13,196  1,007,791
    OC Oerlikon Corp. AG...............................  3,935     44,759
*   Orascom Development Holding AG.....................    828     14,241
#*  Orell Fuessli Holding AG...........................     31      2,853
    Panalpina Welttransport Holding AG.................    238     29,143
    Partners Group Holding AG..........................    205     54,862
    Rieter Holding AG..................................     89     12,909
    Romande Energie Holding SA.........................      7      7,389
    Schaffner Holding AG...............................     75     21,033
    Schindler Holding AG...............................    202     29,414
*   Schmolz + Bickenbach AG............................  7,007      6,244
    Schweiter Technologies AG..........................     17     12,953
    SGS SA.............................................     29     55,010
    Sika AG............................................     18     61,821
    St Galler Kantonalbank AG..........................     45     17,089
    Sulzer AG..........................................    460     48,705
    Swatch Group AG (The)(7184725).....................    248     98,633
    Swatch Group AG (The)(7184736).....................    611     44,916
    Swiss Life Holding AG..............................    562    125,412
    Swiss Re AG........................................  1,642    148,121
    Swisscom AG........................................    156     91,466
    Syngenta AG........................................    363    118,241
    Syngenta AG ADR....................................    700     45,556

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SWITZERLAND -- (Continued)
    Temenos Group AG...................................  1,327 $   40,390
    U-Blox AG..........................................    187     26,737
    UBS Group AG(BRJL176)..............................  6,553    109,835
*   UBS Group AG(H42097107)............................  8,192    136,643
    Valiant Holding AG.................................    297     24,236
    Valora Holding AG..................................     83     20,082
    Vaudoise Assurances Holding SA Class B.............     16      7,529
    Vetropack Holding AG...............................      1      1,451
*   Von Roll Holding AG................................  3,134      4,436
    Vontobel Holding AG................................    667     22,297
    Zehnder Group AG...................................    360     15,697
    Zug Estates Holding AG.............................      2      2,796
    Zurich Insurance Group AG..........................    632    209,557
                                                               ----------
TOTAL SWITZERLAND......................................         5,383,173
                                                               ----------
UNITED KINGDOM -- (18.1%)
    Aberdeen Asset Management P.L.C....................  9,166     60,169
    Acacia Mining P.L.C................................  3,666     15,574
    Admiral Group P.L.C................................  2,727     59,324
*   Afren P.L.C........................................ 28,429      2,289
*   Aga Rangemaster Group P.L.C........................  1,374      2,126
    Aggreko P.L.C......................................  5,691    132,730
    Alent P.L.C........................................  5,615     30,835
    Amec Foster Wheeler P.L.C..........................  6,221     74,380
    Amlin P.L.C........................................ 11,811     86,543
    Anglo American P.L.C...............................  6,007    100,339
    Anglo Pacific Group P.L.C..........................  2,760      3,514
    Anite P.L.C........................................  6,078      7,465
    Antofagasta P.L.C..................................  6,377     62,177
    ARM Holdings P.L.C. Sponsored ADR..................  1,380     64,639
#   Ashmore Group P.L.C................................ 10,342     43,523
    Ashtead Group P.L.C................................ 11,656    189,672
    Associated British Foods P.L.C.....................    848     39,548
    Aveva Group P.L.C..................................    701     13,852
    Aviva P.L.C........................................ 26,079    206,908
    Aviva P.L.C. Sponsored ADR.........................    775     12,315
    Babcock International Group P.L.C..................  6,734    101,828
    BAE Systems P.L.C.................................. 23,603    179,681
    Balfour Beatty P.L.C............................... 11,524     38,480
    Bank of Georgia Holdings P.L.C.....................    560     17,096
    Barclays P.L.C. Sponsored ADR...................... 17,636    247,609
    Barratt Developments P.L.C......................... 18,794    129,368
    BBA Aviation P.L.C.................................  7,009     35,745
    Beazley P.L.C...................................... 16,162     70,023
    Bellway P.L.C......................................  2,547     69,725
    Berendsen P.L.C....................................  5,958     99,710
    Berkeley Group Holdings P.L.C......................  2,385     86,935
    BG Group P.L.C..................................... 20,371    271,706
    BG Group P.L.C. Sponsored ADR......................  7,000     95,235
#   BHP Billiton P.L.C. ADR............................  4,664    203,770
    Bodycote P.L.C.....................................  4,401     45,003
    Booker Group P.L.C................................. 14,954     33,570
    Bovis Homes Group P.L.C............................  3,407     42,531

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
UNITED KINGDOM -- (Continued)
    BP P.L.C. Sponsored ADR............................ 18,223 $707,599
    Brewin Dolphin Holdings P.L.C......................  8,248   36,265
    British Polythene Industries P.L.C.................    199    1,924
    Britvic P.L.C......................................  5,064   53,591
    BT Group P.L.C.....................................  2,000   12,547
    BT Group P.L.C. Sponsored ADR......................  1,355   85,067
    Bunzl P.L.C........................................  1,565   44,582
    Burberry Group P.L.C...............................  2,384   61,935
    Cable & Wireless Communications P.L.C.............. 77,419   58,126
    Cape P.L.C.........................................  2,763    8,682
    Capita P.L.C.......................................  3,947   66,284
    Carillion P.L.C.................................... 11,571   59,432
    Carnival P.L.C. ADR................................    808   36,004
    Catlin Group, Ltd.................................. 10,223  107,219
    Centamin P.L.C.....................................  1,892    1,911
    Centrica P.L.C..................................... 39,742  175,382
    Chemring Group P.L.C...............................  6,635   21,583
    Chesnara P.L.C.....................................  3,877   20,523
    Cineworld Group P.L.C..............................  6,417   40,902
    Clarkson P.L.C.....................................    451   12,761
    Close Brothers Group P.L.C.........................  2,370   54,081
    Cobham P.L.C....................................... 19,869   97,395
    Coca-Cola HBC AG...................................  3,546   56,994
*   Colt Group SA...................................... 10,617   21,186
    Compass Group P.L.C................................  3,498   60,308
    Computacenter P.L.C................................  2,953   28,704
    Connect Group P.L.C................................  3,718    7,915
    Cranswick P.L.C....................................    855   16,833
    Croda International P.L.C..........................  2,298   91,774
    CSR P.L.C..........................................  4,055   51,954
    Daily Mail & General Trust P.L.C...................  4,069   52,713
    Dairy Crest Group P.L.C............................  3,431   25,237
    Darty P.L.C........................................ 14,446   14,713
    DCC P.L.C..........................................  1,532   81,174
    De La Rue P.L.C....................................  2,442   18,998
    Debenhams P.L.C.................................... 22,081   24,912
    Development Securities P.L.C.......................  8,967   32,583
    Devro P.L.C........................................  5,357   22,673
    Dialight P.L.C.....................................    163    1,722
    Dignity P.L.C......................................    489   13,696
    Diploma P.L.C......................................  2,852   32,695
    Direct Line Insurance Group P.L.C.................. 16,486   77,314
    Dixons Carphone P.L.C.............................. 13,393   87,524
    Domino Printing Sciences P.L.C.....................  2,941   30,165
    Domino's Pizza Group P.L.C.........................  1,949   19,731
    Drax Group P.L.C...................................  6,750   36,625
    DS Smith P.L.C..................................... 23,943  113,877
    Dunelm Group P.L.C.................................    996   13,171
    E2V Technologies P.L.C.............................  3,334    9,412
    easyJet P.L.C......................................  2,947   82,173
    Electrocomponents P.L.C............................  6,138   18,860
    Elementis P.L.C.................................... 10,690   44,382
*   EnQuest P.L.C...................................... 22,302   11,409

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
UNITED KINGDOM -- (Continued)
*   Enterprise Inns P.L.C.............................. 21,041 $ 32,668
    Essentra P.L.C.....................................  6,005   74,767
    Euromoney Institutional Investor P.L.C.............    183    2,949
    Evraz P.L.C........................................ 11,044   28,263
    Experian P.L.C.....................................  6,398  112,739
    Fenner P.L.C.......................................  7,156   19,871
    Fidessa Group P.L.C................................    721   26,006
*   Findel P.L.C.......................................    841    2,671
*   Firstgroup P.L.C................................... 31,411   46,879
    Fresnillo P.L.C....................................  1,776   23,989
    Friends Life Group, Ltd............................ 35,580  212,764
    G4S P.L.C.......................................... 34,716  148,762
    Galliford Try P.L.C................................  1,931   38,237
*   Gem Diamonds, Ltd..................................  2,700    5,741
    GKN P.L.C.......................................... 29,585  163,393
    Glencore P.L.C..................................... 31,754  118,397
    Go-Ahead Group P.L.C...............................    487   18,083
    Grafton Group P.L.C................................  4,956   49,878
    Greencore Group P.L.C.............................. 15,232   70,645
    Greggs P.L.C.......................................  3,028   37,400
    Halfords Group P.L.C...............................  7,465   49,806
    Hargreaves Lansdown P.L.C..........................  2,141   32,455
    Hays P.L.C......................................... 23,736   55,309
    Helical Bar P.L.C..................................  3,459   19,864
    Henderson Group P.L.C.............................. 19,149   68,261
    Hill & Smith Holdings P.L.C........................  3,928   35,981
    Hilton Food Group P.L.C............................  1,352    7,983
    Hiscox, Ltd........................................  7,199   79,517
    Home Retail Group P.L.C............................ 24,821   71,695
    Homeserve P.L.C....................................  6,831   34,591
    Howden Joinery Group P.L.C......................... 13,731   87,625
    HSBC Holdings P.L.C. Sponsored ADR................. 14,529  664,266
    Hunting P.L.C......................................  2,655   15,806
    Huntsworth P.L.C...................................  9,410    6,421
    ICAP P.L.C......................................... 12,772   89,686
    IG Group Holdings P.L.C............................  9,898  107,399
*   Imagination Technologies Group P.L.C...............  4,772   17,578
    IMI P.L.C..........................................  3,323   63,640
    Inchcape P.L.C.....................................  9,922  103,644
    Informa P.L.C...................................... 16,163  124,277
    Inmarsat P.L.C.....................................  5,644   70,721
    Innovation Group P.L.C............................. 35,464   15,607
    InterContinental Hotels Group P.L.C. ADR...........  1,378   54,795
*   International Consolidated Airlines Group SA....... 10,127   82,496
    Interserve P.L.C...................................  2,216   17,799
    Intertek Group P.L.C...............................  1,135   39,091
    Investec P.L.C..................................... 12,086  101,549
    ITV P.L.C.......................................... 22,994   76,099
    J Sainsbury P.L.C.................................. 17,515   67,118
    James Fisher & Sons P.L.C..........................    588    9,739
    Jardine Lloyd Thompson Group P.L.C.................  1,972   28,019
    JD Sports Fashion P.L.C............................  1,956   14,770
    JD Wetherspoon P.L.C...............................  1,890   22,496

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
UNITED KINGDOM -- (Continued)
*   JKX Oil & Gas P.L.C................................   3,242 $    623
    John Menzies P.L.C.................................     319    1,785
    John Wood Group P.L.C..............................   7,193   61,784
    Johnson Matthey P.L.C..............................   1,902   93,034
*   Johnston Press P.L.C...............................     194      488
    Jupiter Fund Management P.L.C......................   8,640   49,147
*   KAZ Minerals P.L.C.................................   3,030    9,133
    Kcom Group P.L.C...................................   8,494   10,573
    Keller Group P.L.C.................................   1,520   20,348
    Kier Group P.L.C...................................   1,019   23,988
    Kingfisher P.L.C...................................  11,855   60,984
    Laird P.L.C........................................   6,889   33,026
*   Lamprell P.L.C.....................................   3,344    5,460
    Lancashire Holdings, Ltd...........................   2,958   27,126
    Legal & General Group P.L.C........................  23,323   93,668
*   Liberty Global P.L.C. Class A......................     331   15,480
*   Liberty Global P.L.C. Series C.....................     817   37,269
*   Lloyds Banking Group P.L.C......................... 224,117  248,280
*   Lloyds Banking Group P.L.C. ADR....................  71,132  312,269
    London Stock Exchange Group P.L.C..................   3,268  116,049
*   Lonmin P.L.C.......................................  13,958   34,185
    Lookers P.L.C......................................   4,741   10,658
    Low & Bonar P.L.C..................................   7,100    5,473
    Man Group P.L.C....................................  41,451  111,592
    Marks & Spencer Group P.L.C........................  10,233   74,385
    Marshalls P.L.C....................................   2,962   10,888
    McBride P.L.C......................................   5,164    6,252
    Mears Group P.L.C..................................   3,694   23,114
    Meggitt P.L.C......................................  17,800  143,893
    Melrose Industries P.L.C...........................  22,787   90,709
    Michael Page International P.L.C...................   4,900   34,288
    Micro Focus International P.L.C....................   2,013   31,896
    Millennium & Copthorne Hotels P.L.C................   4,587   39,780
*   Mitchells & Butlers P.L.C..........................   4,465   28,559
    Mitie Group P.L.C..................................  12,872   52,287
    Mondi P.L.C........................................   6,454  115,132
    Moneysupermarket.com Group P.L.C...................   1,933    7,631
    Morgan Advanced Materials P.L.C....................   9,000   41,092
    Morgan Sindall Group P.L.C.........................     778    7,807
    N Brown Group P.L.C................................   2,652   17,182
    National Express Group P.L.C.......................  13,863   53,176
    National Grid P.L.C. Sponsored ADR.................   1,384   97,350
    NCC Group P.L.C....................................   2,085    7,080
    Next P.L.C.........................................     908   98,671
    Northgate P.L.C....................................   3,835   35,649
    Novae Group P.L.C..................................   2,345   21,160
    Old Mutual P.L.C...................................  25,796   80,479
    Pace P.L.C.........................................  10,158   50,979
    PayPoint P.L.C.....................................     593    7,395
    Pearson P.L.C. Sponsored ADR.......................   4,891   99,092
    Pendragon P.L.C....................................  30,527   16,380
#   Pennon Group P.L.C.................................   6,078   81,246
    Persimmon P.L.C....................................   6,375  152,611

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
UNITED KINGDOM -- (Continued)
*   Petra Diamonds, Ltd................................  4,104 $  9,463
    Petrofac, Ltd......................................  5,259   55,717
*   Petropavlovsk P.L.C................................  3,187      648
    Phoenix Group Holdings.............................  4,723   59,484
    Phoenix IT Group P.L.C.............................  1,920    4,070
    Playtech P.L.C.....................................  2,427   24,702
    Premier Farnell P.L.C..............................  3,194    8,120
*   Premier Foods P.L.C................................ 28,858   18,777
    Premier Oil P.L.C.................................. 13,691   29,683
    Prudential P.L.C. ADR..............................  2,454  119,117
*   Punch Taverns P.L.C................................    614    1,012
    PZ Cussons P.L.C...................................  1,245    5,903
    QinetiQ Group P.L.C................................ 15,195   42,697
*   Quintain Estates & Development P.L.C............... 14,008   20,294
    Randgold Resources, Ltd............................    625   53,644
    Redrow P.L.C.......................................  6,636   28,147
    Reed Elsevier P.L.C................................  1,825   31,684
    Reed Elsevier P.L.C. Sponsored ADR.................  1,125   78,187
    Regus P.L.C........................................ 13,221   40,196
    Renishaw P.L.C.....................................    508   17,704
    Rentokil Initial P.L.C............................. 30,662   55,823
    Restaurant Group P.L.C. (The)......................  4,010   43,268
    Rexam P.L.C........................................ 15,461   98,798
    Ricardo P.L.C......................................     61      614
    Rightmove P.L.C....................................  1,847   64,524
    Rio Tinto P.L.C....................................    948   41,658
#   Rio Tinto P.L.C. Sponsored ADR.....................  8,920  393,640
    Rolls-Royce Holdings P.L.C.........................  2,292   30,621
    Rotork P.L.C.......................................  1,522   52,613
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR..  9,206   99,977
#   Royal Dutch Shell P.L.C............................  5,982  382,788
    Royal Dutch Shell P.L.C. ADR.......................  8,972  551,329
    RPC Group P.L.C....................................  6,026   49,054
    RPS Group P.L.C....................................  5,472   14,997
*   RSA Insurance Group P.L.C.......................... 17,529  119,611
    Sage Group P.L.C. (The)............................ 17,436  125,694
*   Salamander Energy P.L.C............................  2,521    2,659
    Savills P.L.C......................................  3,502   38,431
    Schroders P.L.C.(0239581)..........................    320   10,765
    Schroders P.L.C.(0240549)..........................    817   35,503
*   SDL P.L.C..........................................  2,030   12,938
    Senior P.L.C.......................................  9,084   42,202
    Serco Group P.L.C..................................  7,406   17,159
*   Severfield P.L.C...................................  5,353    5,451
    Severn Trent P.L.C.................................  2,492   80,678
    Shanks Group P.L.C................................. 13,706   20,260
    SIG P.L.C.......................................... 12,895   35,762
    Sky P.L.C..........................................  2,707   37,750
    Sky P.L.C. Sponsored ADR...........................    650   36,270
    Soco International P.L.C...........................  5,498   21,588
    Spectris P.L.C.....................................  3,001   94,304
    Speedy Hire P.L.C.................................. 20,261   22,149
    Spirax-Sarco Engineering P.L.C.....................  1,276   58,585

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
UNITED KINGDOM -- (Continued)
    Spirent Communications P.L.C.......................  5,973 $  7,975
    Spirit Pub Co. P.L.C............................... 26,574   45,992
*   Sports Direct International P.L.C..................  1,936   20,647
    SSE P.L.C..........................................  7,349  177,836
    St Ives P.L.C......................................    388    1,043
    St James's Place P.L.C.............................  7,870  101,254
    ST Modwen Properties P.L.C.........................  7,361   46,300
    Stagecoach Group P.L.C.............................  7,817   40,242
    Standard Chartered P.L.C........................... 10,091  134,562
    Standard Life P.L.C................................  8,855   53,501
*   SuperGroup P.L.C...................................    668    9,670
    Synthomer P.L.C....................................  9,204   33,645
    TalkTalk Telecom Group P.L.C....................... 10,144   48,448
    Tate & Lyle P.L.C..................................  9,536   97,257
    Taylor Wimpey P.L.C................................ 62,476  126,924
    Telecity Group P.L.C...............................  5,366   69,518
    Tesco P.L.C........................................ 52,504  177,551
*   Thomas Cook Group P.L.C............................ 25,906   49,741
    Topps Tiles P.L.C..................................  4,341    7,873
    Travis Perkins P.L.C...............................  4,039  116,550
*   Trinity Mirror P.L.C...............................  7,656   19,852
    TT electronics P.L.C...............................  3,593    5,965
    TUI AG(5666292)....................................  2,519   44,297
*   TUI AG(BSS7HQ3)....................................  3,032   52,420
    Tullett Prebon P.L.C...............................  4,980   25,046
    Tullow Oil P.L.C...................................  2,740   15,074
    UBM P.L.C..........................................  7,909   62,802
    Ultra Electronics Holdings P.L.C...................  1,481   38,905
    Unilever P.L.C. Sponsored ADR......................  3,616  158,996
    UNITE Group P.L.C. (The)...........................  6,382   47,005
    United Utilities Group P.L.C.......................  1,895   29,247
    UTV Media P.L.C....................................  3,910   11,247
    Vedanta Resources P.L.C............................  2,812   15,713
    Vesuvius P.L.C.....................................  6,354   41,953
    Vodafone Group P.L.C............................... 16,629   58,476
    Vodafone Group P.L.C. Sponsored ADR................  8,539  299,988
    Weir Group P.L.C. (The)............................  3,917   98,755
    WH Smith P.L.C.....................................  2,310   46,785
    Whitbread P.L.C....................................  1,256   94,276
    WM Morrison Supermarkets P.L.C..................... 47,152  127,222
    Wolseley P.L.C.....................................  1,318   76,402
    Wolseley P.L.C. ADR................................  2,684   15,457
    WPP P.L.C. Sponsored ADR...........................    717   78,956
    WS Atkins P.L.C....................................  1,777   33,487

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- ------------
UNITED KINGDOM -- (Continued)
      Xchanging P.L.C....................................   9,112 $     21,472
                                                                  ------------
TOTAL UNITED KINGDOM.....................................           18,652,988
                                                                  ------------
UNITED STATES -- (0.0%)
#*    Chaparral Gold Corp................................     500          236
                                                                  ------------
TOTAL COMMON STOCKS......................................           95,799,757
                                                                  ------------
RIGHTS/WARRANTS -- (0.0%)

SPAIN -- (0.0%)
*     ACS Actividades de Construccion y Servicios SA.....   1,203          612
*     Banco Santander SA.................................  32,264        4,939
                                                                  ------------
TOTAL SPAIN..............................................                5,551
                                                                  ------------
TOTAL RIGHTS/WARRANTS....................................                5,551
                                                                  ------------
SECURITIES LENDING COLLATERAL -- (7.0%)
(S)@  DFA Short Term Investment Fund..................... 618,820    7,159,742
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $109,330,659)^^......         $102,965,050
                                                                  ============

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------
                                     LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                   ----------- ----------- ------- ------------
 Common Stocks
    Australia..................... $   347,074 $ 6,113,468   --    $  6,460,542
    Austria.......................          --     435,468   --         435,468
    Belgium.......................      91,036   1,236,025   --       1,327,061
    Canada........................   8,429,848       9,712   --       8,439,560
    China.........................          --         143   --             143
    Denmark.......................          --   1,084,540   --       1,084,540
    Finland.......................     235,449   1,600,851   --       1,836,300
    France........................     614,553   7,192,875   --       7,807,428
    Germany.......................     275,174   6,269,983   --       6,545,157
    Greece........................          --          --   --              --
    Hong Kong.....................          --   2,803,539   --       2,803,539
    Ireland.......................      96,050     416,335   --         512,385
    Israel........................      27,559     414,536   --         442,095
    Italy.........................     231,025   2,401,511   --       2,632,536
    Japan.........................     838,555  19,525,190   --      20,363,745
    Netherlands...................     345,491   2,109,857   --       2,455,348
    New Zealand...................          --     320,714   --         320,714
    Norway........................      54,281     826,794   --         881,075
    Portugal......................       2,132     279,461   --         281,593
    Singapore.....................          --   1,392,246   --       1,392,246
    Spain.........................     471,050   2,222,621   --       2,693,671
    Sweden........................      82,739   2,965,475   --       3,048,214
    Switzerland...................     383,734   4,999,439   --       5,383,173
    United Kingdom................   5,031,780  13,621,208   --      18,652,988
    United States.................         236          --   --             236
 Rights/Warrants
    Spain.........................          --       5,551   --           5,551
 Securities Lending Collateral....          --   7,159,742   --       7,159,742
                                   ----------- -----------   --    ------------
 TOTAL............................ $17,557,766 $85,407,284   --    $102,965,050
                                   =========== ===========   ==    ============

                          WORLD CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc....................... 3,488,935 $ 60,567,910
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................... 4,357,666   50,810,391
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc...................   721,994   13,768,428
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
    (Cost $130,845,520).................................            125,146,729
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional Liquid Reserves, 0.089%
  (Cost $45,459)........................................    45,459       45,459
                                                                   ------------
   TOTAL INVESTMENTS -- (100.0%) (Cost $130,890,979)^^..           $125,192,188
                                                                   ============

WORLD CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Fund's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      ------------ ------- ------- ------------
Affiliated Investment
  Companies.......................... $125,146,729   --      --    $125,146,729
Temporary Cash Investments...........       45,459   --      --          45,459
                                      ------------   --      --    ------------
TOTAL................................ $125,192,188   --      --    $125,192,188
                                      ============   ==      ==    ============

                              DFA LTIP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                           FACE
                                                         AMOUNT^^^
                                                           (000)    VALUE+
                                                         --------- --------
U.S. TREASURY OBLIGATIONS -- (100.0%)
Treasury Inflation Protected Security
     0.625%, 02/15/43...................................   $ 55    $ 58,058
     1.375%, 02/15/44...................................    135     168,837
                                                                   --------
TOTAL U.S. TREASURY OBLIGATIONS.........................            226,895
                                                                   --------
TOTAL INVESTMENTS -- (100.0%) (Cost $217,733)^^.........           $226,895
                                                                   ========

DFA LTIP PORTFOLIO
CONTINUED


Summary of the Fund's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ----------------------------------------
                                       LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                       -------    --------  -------   --------
U.S. Treasury Obligations.............   --      $226,895     --      $226,895
                                         --       --------    --      --------
TOTAL.................................   --      $226,895     --      $226,895
                                         ==       ========    ==      ========

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                        SHARES   VALUE+
                                                        ------ ----------
COMMON STOCKS -- (89.0%)

Consumer Discretionary -- (15.1%)
*   1-800-Flowers.com, Inc. Class A....................  3,000 $   23,670
    Aaron's, Inc.......................................  7,257    229,757
#   Abercrombie & Fitch Co. Class A....................  5,896    150,466
    Advance Auto Parts, Inc............................  1,745    277,455
#*  Aeropostale, Inc...................................  6,474     15,797
    AH Belo Corp. Class A..............................  1,763     15,902
*   Amazon.com, Inc....................................  3,200  1,134,496
*   Ambassadors Group, Inc.............................  1,110      2,797
#*  AMC Networks, Inc. Class A.........................  2,764    184,359
*   America's Car-Mart, Inc............................  1,100     58,421
*   American Axle & Manufacturing Holdings, Inc........  5,209    126,839
#   American Eagle Outfitters, Inc..................... 12,093    169,786
*   American Public Education, Inc.....................  2,102     70,564
*   ANN, Inc...........................................  6,568    217,401
*   Apollo Education Group, Inc. Class A............... 12,336    311,607
    Arctic Cat, Inc....................................  1,500     50,430
    Ark Restaurants Corp...............................    120      2,956
*   Asbury Automotive Group, Inc.......................  3,549    263,371
*   Ascena Retail Group, Inc........................... 13,414    155,066
#*  Ascent Capital Group, Inc. Class A.................    900     38,079
#   Autoliv, Inc.......................................  3,670    389,240
#*  AutoNation, Inc.................................... 10,346    616,829
*   AutoZone, Inc......................................    600    358,176
*   Ballantyne Strong, Inc.............................    900      3,681
#*  Barnes & Noble, Inc................................  6,223    146,178
    Bassett Furniture Industries, Inc..................  1,200     26,664
*   Beazer Homes USA, Inc..............................  1,140     18,012
#   bebe stores, Inc................................... 14,150     50,657
#*  Bed Bath & Beyond, Inc............................. 13,529  1,011,563
*   Belmond, Ltd. Class A..............................  7,773     85,425
    Best Buy Co., Inc.................................. 20,502    721,670
    Big 5 Sporting Goods Corp..........................  2,401     28,596
    Big Lots, Inc......................................  6,317    290,013
*   Biglari Holdings, Inc..............................    180     74,515
*   Bloomin' Brands, Inc............................... 14,057    347,419
#*  Blue Nile, Inc.....................................  1,050     32,634
    Blyth, Inc.........................................  1,150      8,522
#   Bob Evans Farms, Inc...............................  2,625    147,971
#   Bon-Ton Stores, Inc. (The).........................  1,300      7,124
*   Books-A-Million, Inc...............................    600      1,512
    BorgWarner, Inc....................................  9,132    493,219
#*  Bridgepoint Education, Inc.........................  3,580     35,335
*   Bright Horizons Family Solutions, Inc..............  3,981    193,278
    Brinker International, Inc.........................  3,391    198,136
    Brown Shoe Co., Inc................................  3,754    106,576
#   Brunswick Corp.....................................  6,716    364,544
#   Buckle, Inc. (The).................................  1,193     60,592
*   Build-A-Bear Workshop, Inc.........................  1,400     28,868
#*  Cabela's, Inc......................................  4,090    224,745
#   Cablevision Systems Corp. Class A.................. 10,000    189,200
#   Callaway Golf Co...................................  8,715     71,114

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Discretionary -- (Continued)
*   Cambium Learning Group, Inc........................  2,515 $    6,313
    Capella Education Co...............................  1,586    107,832
*   Career Education Corp..............................  8,336     46,515
#*  CarMax, Inc........................................  9,225    572,872
*   Carmike Cinemas, Inc...............................  2,000     55,340
    Carnival Corp......................................  6,048    265,870
#   Carriage Services, Inc.............................  1,100     23,980
*   Carrols Restaurant Group, Inc......................  3,178     25,297
    Carter's, Inc......................................  3,483    283,830
    Cato Corp. (The) Class A...........................  2,682    113,717
*   Cavco Industries, Inc..............................    680     49,987
    CBS Corp. Class A..................................    334     18,689
    CBS Corp. Class B.................................. 17,100    937,251
#*  Charles & Colvard, Ltd.............................    612      1,102
*   Charter Communications, Inc. Class A...............  2,549    385,192
#   Cheesecake Factory, Inc. (The).....................  6,609    347,039
    Cherokee, Inc......................................    813     14,780
    Chico's FAS, Inc................................... 15,122    252,235
    Children's Place, Inc. (The).......................  1,700    101,915
*   Chipotle Mexican Grill, Inc........................    600    425,904
    Choice Hotels International, Inc...................  2,560    147,072
*   Christopher & Banks Corp...........................  3,927     20,460
    Cinemark Holdings, Inc............................. 10,924    406,045
*   Citi Trends, Inc...................................  1,712     39,188
    Clear Channel Outdoor Holdings, Inc. Class A.......  1,900     17,195
    ClubCorp Holdings, Inc.............................  4,973     84,591
    Coach, Inc.........................................  4,576    170,181
    Collectors Universe, Inc...........................    700     16,450
    Columbia Sportswear Co.............................  5,896    250,580
    Comcast Corp. Class A.............................. 88,751  4,716,672
#   Comcast Corp. Special Class A...................... 19,644  1,039,168
#*  Conn's, Inc........................................  3,060     48,164
    Cooper Tire & Rubber Co............................  6,800    236,572
*   Cooper-Standard Holding, Inc.......................    200     10,450
#   Cracker Barrel Old Country Store, Inc..............  2,523    339,369
*   Crocs, Inc.........................................  8,959     94,965
*   Crown Media Holdings, Inc. Class A................. 10,200     32,640
    CSS Industries, Inc................................    200      5,440
    CST Brands, Inc....................................  9,159    394,753
    Culp, Inc..........................................  1,000     20,090
*   Cumulus Media, Inc. Class A........................  6,797     23,654
    Dana Holding Corp.................................. 20,008    417,567
*   Deckers Outdoor Corp...............................  2,737    180,779
    Delphi Automotive P.L.C............................  4,900    336,777
*   Delta Apparel, Inc.................................    600      5,550
*   Denny's Corp.......................................  4,879     53,084
    Destination Maternity Corp.........................  1,363     20,868
#*  Destination XL Group, Inc..........................  3,677     18,679
    DeVry Education Group, Inc.........................  5,721    242,628
*   Diamond Resorts International, Inc.................  1,869     53,042
    Dick's Sporting Goods, Inc.........................  8,148    420,844
    Dillard's, Inc. Class A............................  4,250    482,800
    DineEquity, Inc....................................  2,703    288,545

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
*   DIRECTV............................................   3,462 $  295,239
*   Discovery Communications, Inc......................   5,600    156,128
#*  Discovery Communications, Inc. Class A.............   3,100     89,854
*   Discovery Communications, Inc. Class B.............     100      2,808
*   DISH Network Corp. Class A.........................   1,778    125,082
#*  Dixie Group, Inc. (The)............................     200      1,616
*   Dollar General Corp................................  15,997  1,072,759
*   Dollar Tree, Inc...................................   4,902    348,532
    Domino's Pizza, Inc................................   2,400    237,720
#*  Dorman Products, Inc...............................   4,152    189,871
    DR Horton, Inc.....................................  12,343    302,650
#*  DreamWorks Animation SKG, Inc. Class A.............   6,140    114,634
*   Drew Industries, Inc...............................   2,948    148,225
    DSW, Inc. Class A..................................   6,303    224,135
    Dunkin' Brands Group, Inc..........................   7,139    337,746
    Emerson Radio Corp.................................   1,100      1,144
#*  Entercom Communications Corp. Class A..............   2,204     25,500
#   Entravision Communications Corp. Class A...........   7,957     49,095
#   Escalade, Inc......................................     350      5,334
#   Ethan Allen Interiors, Inc.........................   2,800     76,216
*   EVINE Live, Inc....................................   3,340     20,942
#*  EW Scripps Co. (The) Class A.......................   3,700     73,001
    Expedia, Inc.......................................   2,653    227,972
*   Express, Inc.......................................   6,979     91,285
    Family Dollar Stores, Inc..........................   2,210    168,181
*   Famous Dave's Of America, Inc......................     843     25,518
*   Federal-Mogul Holdings Corp........................   7,266     98,309
*   Fiesta Restaurant Group, Inc.......................   1,467     86,656
    Finish Line, Inc. (The) Class A....................   5,243    123,735
#*  Five Below, Inc....................................   3,641    121,318
    Flexsteel Industries, Inc..........................     648     19,310
    Foot Locker, Inc...................................   7,734    411,603
    Ford Motor Co...................................... 146,202  2,150,631
*   Fossil Group, Inc..................................   3,088    302,006
*   Fox Factory Holding Corp...........................   3,823     58,071
*   Francesca's Holdings Corp..........................     925     14,671
#   Fred's, Inc. Class A...............................   3,637     60,374
*   FTD Cos., Inc......................................   1,811     62,027
#*  Fuel Systems Solutions, Inc........................   2,116     22,726
#*  G-III Apparel Group, Ltd...........................   1,994    193,817
*   Gaiam, Inc. Class A................................     597      4,370
#   GameStop Corp. Class A.............................  12,200    430,050
*   Gaming Partners International Corp.................     400      3,316
    Gannett Co., Inc...................................  10,017    310,627
    Gap, Inc. (The)....................................   7,608    313,374
#   Garmin, Ltd........................................   6,797    355,891
*   Geeknet, Inc.......................................     200      1,568
    General Motors Co..................................  41,004  1,337,550
*   Genesco, Inc.......................................   2,198    157,047
    Gentex Corp........................................  23,195    387,125
*   Gentherm, Inc......................................   3,727    137,079
#   Genuine Parts Co...................................   5,012    465,815
    GNC Holdings, Inc. Class A.........................   9,100    403,494

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Discretionary -- (Continued)
    Goodyear Tire & Rubber Co. (The)................... 10,101 $  244,848
#*  Gordmans Stores, Inc...............................  1,178      4,359
    Graham Holdings Co. Class B........................    500    467,660
*   Grand Canyon Education, Inc........................  4,656    204,026
*   Gray Television, Inc...............................  5,793     54,802
    Group 1 Automotive, Inc............................  2,194    176,376
#*  Groupon, Inc....................................... 12,334     88,311
    Guess?, Inc........................................  6,685    125,544
    H&R Block, Inc.....................................  6,388    218,981
    Hanesbrands, Inc...................................  2,400    267,312
    Harley-Davidson, Inc...............................  8,457    521,797
    Harman International Industries, Inc...............  1,536    199,112
    Harte-Hanks, Inc...................................  4,994     36,306
#   Hasbro, Inc........................................  2,220    121,922
    Haverty Furniture Cos., Inc........................  2,057     50,253
*   Helen of Troy, Ltd.................................  2,520    189,554
#*  hhgregg, Inc.......................................  2,852     15,657
#*  Hibbett Sports, Inc................................  1,700     79,968
    Home Depot, Inc. (The)............................. 13,137  1,371,766
    Hooker Furniture Corp..............................    554      9,994
#*  Hovnanian Enterprises, Inc. Class A................  5,995     20,623
    HSN, Inc...........................................  3,549    274,835
*   Hyatt Hotels Corp. Class A.........................    906     50,972
#*  Iconix Brand Group, Inc............................  5,768    191,728
    International Speedway Corp. Class A...............  2,160     62,834
    Interpublic Group of Cos., Inc. (The)..............  9,100    181,454
    Interval Leisure Group, Inc........................  5,157    119,024
#*  iRobot Corp........................................  1,239     39,090
#*  ITT Educational Services, Inc......................    800      5,816
    Jack in the Box, Inc...............................  4,864    412,419
*   JAKKS Pacific, Inc.................................    496      2,986
*   Jamba, Inc.........................................  1,100     18,073
#*  JC Penney Co., Inc................................. 20,488    148,948
    John Wiley & Sons, Inc. Class A....................  4,258    263,826
    John Wiley & Sons, Inc. Class B....................    142      8,771
    Johnson Controls, Inc.............................. 14,906    692,682
    Johnson Outdoors, Inc. Class A.....................    467     14,010
*   Journal Communications, Inc. Class A...............  3,665     36,833
*   K12, Inc...........................................  4,300     61,146
*   Kate Spade & Co....................................  1,971     62,146
#   KB Home............................................  6,016     74,959
#*  Kirkland's, Inc....................................  1,734     40,350
#   Kohl's Corp........................................ 12,093    722,194
#*  Krispy Kreme Doughnuts, Inc........................  4,347     84,636
    L Brands, Inc......................................  4,500    380,835
    La-Z-Boy, Inc......................................  5,515    147,195
*   Lakeland Industries, Inc...........................    300      2,550
#*  Lands' End, Inc....................................  1,188     41,212
#*  LeapFrog Enterprises, Inc..........................  6,900     16,422
    Lear Corp..........................................  4,497    451,274
*   Learning Tree International, Inc...................    700      1,393
#*  Lee Enterprises, Inc...............................  1,100      3,245
#   Leggett & Platt, Inc...............................  9,777    416,794

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Discretionary -- (Continued)
#   Lennar Corp. Class A...............................  6,286 $  282,304
    Lennar Corp. Class B...............................    755     27,263
    Libbey, Inc........................................  4,404    144,055
*   Liberty Broadband Corp.(530307206).................     21      1,040
*   Liberty Broadband Corp.(530307305).................  2,392    106,205
*   Liberty Broadband Corp. Class A....................    782     34,776
*   Liberty Global P.L.C. Class A......................  9,603    448,652
*   Liberty Global P.L.C. Series C..................... 22,169  1,010,685
*   Liberty Interactive Corp. Class A.................. 21,246    581,291
#*  Liberty Interactive Corp. Class B..................     60      1,754
*   Liberty Media Corp.................................  7,935    270,742
*   Liberty Media Corp. Class A........................  3,630    123,602
*   Liberty Media Corp. Class B........................     87      3,450
*   Liberty Tax, Inc...................................  1,200     43,200
*   Liberty TripAdvisor Holdings, Inc. Class A.........  6,006    143,784
*   Liberty TripAdvisor Holdings, Inc. Class B.........      6        152
*   Liberty Ventures Series A..........................  9,021    336,934
#*  Liberty Ventures Series B..........................     14        547
#*  Life Time Fitness, Inc.............................  4,100    224,147
    Lifetime Brands, Inc...............................    706     11,141
    Lincoln Educational Services Corp..................  1,400      3,640
    Lions Gate Entertainment Corp......................  3,604    103,543
    Lithia Motors, Inc. Class A........................  2,490    210,903
*   Live Nation Entertainment, Inc..................... 15,465    367,603
*   LKQ Corp........................................... 14,400    371,664
*   Loral Space & Communications, Inc..................    771     55,443
    Lowe's Cos., Inc................................... 13,724    929,938
*   Luby's, Inc........................................  1,850      9,028
#*  Lululemon Athletica, Inc...........................  1,368     90,616
#*  Lumber Liquidators Holdings, Inc...................  1,700    107,355
*   M/I Homes, Inc.....................................  2,700     55,728
    Macy's, Inc........................................  7,756    495,453
*   Madison Square Garden Co. (The) Class A............  6,368    482,376
    Marcus Corp. (The).................................  1,500     28,290
    Marine Products Corp...............................    880      6,362
#*  MarineMax, Inc.....................................  2,363     60,280
#   Marriott International, Inc. Class A...............  3,903    290,773
    Marriott Vacations Worldwide Corp..................  2,857    218,560
#*  Martha Stewart Living Omnimedia, Inc. Class A......  3,017     13,999
#   Mattel, Inc........................................ 12,574    338,241
#*  Mattress Firm Holding Corp.........................    851     49,035
*   McClatchy Co. (The) Class A........................  6,574     16,501
    McDonald's Corp.................................... 12,152  1,123,331
#   MDC Holdings, Inc..................................  4,744    118,600
*   Media General, Inc.................................  1,600     22,880
    Men's Wearhouse, Inc. (The)........................  4,405    204,700
#   Meredith Corp......................................  2,985    155,399
#*  Meritage Homes Corp................................  3,886    141,489
*   Michael Kors Holdings, Ltd.........................  3,600    254,844
*   Modine Manufacturing Co............................  4,909     59,841
*   Mohawk Industries, Inc.............................  2,525    416,726
#   Monro Muffler Brake, Inc...........................  2,496    142,621
    Morningstar, Inc...................................  2,397    159,616

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Consumer Discretionary -- (Continued)
*   Motorcar Parts of America, Inc.....................  2,025 $ 52,893
    Movado Group, Inc..................................  1,800   43,254
*   Murphy USA, Inc....................................  6,295  439,454
    NACCO Industries, Inc. Class A.....................    500   27,525
*   Nathan's Famous, Inc...............................    300   24,132
#   National CineMedia, Inc............................  4,358   62,755
*   Nautilus, Inc......................................  2,810   40,014
*   Netflix, Inc.......................................    400  176,720
*   New York & Co., Inc................................  5,501   12,652
#   New York Times Co. (The) Class A................... 16,087  202,535
    Newell Rubbermaid, Inc.............................  4,436  163,555
*   News Corp. Class A................................. 12,298  183,117
#*  News Corp. Class B.................................  6,275   90,611
#   Nexstar Broadcasting Group, Inc. Class A...........  1,958   97,694
    NIKE, Inc. Class B.................................  5,496  507,006
#*  Noodles & Co.......................................    700   17,990
    Nordstrom, Inc.....................................  4,469  340,538
*   Norwegian Cruise Line Holdings, Ltd................  5,037  220,419
#   Nutrisystem, Inc...................................  2,677   47,704
*   NVR, Inc...........................................    100  125,423
*   O'Reilly Automotive, Inc...........................  2,219  415,752
*   Office Depot, Inc.................................. 42,218  320,857
#   Omnicom Group, Inc.................................  5,266  383,365
*   Orbitz Worldwide, Inc..............................  7,538   69,576
#*  Outerwall, Inc.....................................  1,885  117,021
#*  Overstock.com, Inc.................................    945   21,149
    Oxford Industries, Inc.............................  2,069  115,740
#*  Pacific Sunwear of California, Inc.................  4,200   11,550
#*  Panera Bread Co. Class A...........................  1,200  206,232
#   Papa John's International, Inc.....................  2,782  176,546
    Penske Automotive Group, Inc.......................  8,775  424,271
*   Pep Boys-Manny, Moe & Jack (The)...................  4,400   37,092
#*  Perfumania Holdings, Inc...........................    260    1,468
*   Perry Ellis International, Inc.....................  1,310   31,322
#   PetMed Express, Inc................................  1,883   29,563
    PetSmart, Inc......................................  2,200  179,751
#   Pier 1 Imports, Inc................................  8,159  137,153
#   Polaris Industries, Inc............................  1,500  216,885
    Pool Corp..........................................  2,790  173,566
*   Popeyes Louisiana Kitchen, Inc.....................  1,622   93,135
*   Priceline Group, Inc. (The)........................    300  302,844
    PulteGroup, Inc.................................... 12,645  260,361
    PVH Corp...........................................  2,820  310,933
#*  Quiksilver, Inc.................................... 15,874   29,684
    Ralph Lauren Corp..................................  2,695  449,769
*   Red Lion Hotels Corp...............................  1,300    8,346
*   Red Robin Gourmet Burgers, Inc.....................  1,336  103,540
#   Regal Entertainment Group Class A..................  5,943  125,754
*   Regis Corp.........................................  4,206   66,245
    Remy International, Inc............................  3,079   65,490
#   Rent-A-Center, Inc.................................  5,251  180,004
#*  Rentrak Corp.......................................    600   46,158
#*  Restoration Hardware Holdings, Inc.................  1,200  105,036

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Discretionary -- (Continued)
    Rocky Brands, Inc..................................    402 $    5,511
    Ross Stores, Inc...................................  4,145    380,138
#   Royal Caribbean Cruises, Ltd.......................  9,989    754,669
*   Ruby Tuesday, Inc..................................  5,355     32,237
#   Ryland Group, Inc. (The)...........................  4,627    185,774
    Salem Communications Corp. Class A.................  1,500     10,455
*   Sally Beauty Holdings, Inc.........................  6,985    217,094
    Scholastic Corp....................................  2,300     84,594
#   Scripps Networks Interactive, Inc. Class A.........  2,293    163,009
#*  Sears Holdings Corp................................  6,666    212,245
    SeaWorld Entertainment, Inc........................  1,953     34,197
*   Select Comfort Corp................................  5,337    159,256
    Service Corp. International........................ 23,289    527,030
*   Shiloh Industries, Inc.............................    800      9,784
    Shoe Carnival, Inc.................................  1,830     42,493
#*  Shutterfly, Inc....................................  3,960    173,725
    Signet Jewelers, Ltd...............................  1,712    207,340
#   Sinclair Broadcast Group, Inc. Class A.............  4,043    100,024
#*  Sirius XM Holdings, Inc............................ 51,304    182,129
    Six Flags Entertainment Corp.......................  5,326    228,805
*   Sizmek, Inc........................................  2,881     17,171
#*  Skechers U.S.A., Inc. Class A......................  3,792    228,847
*   Skullcandy, Inc....................................  1,600     16,032
*   Skyline Corp.......................................    400      1,500
    Sonic Automotive, Inc. Class A.....................  3,663     90,220
    Sonic Corp.........................................  4,575    138,485
#   Sotheby's..........................................  6,252    266,023
    Spartan Motors, Inc................................  3,249     16,927
    Speedway Motorsports, Inc..........................  3,766     83,944
    Stage Stores, Inc..................................  2,867     57,340
    Standard Motor Products, Inc.......................  2,454     89,473
#*  Standard Pacific Corp.............................. 26,336    184,879
*   Stanley Furniture Co., Inc.........................    661      1,957
#   Staples, Inc....................................... 28,472    485,448
    Starbucks Corp.....................................  7,256    635,118
    Starwood Hotels & Resorts Worldwide, Inc...........  2,841    204,467
#*  Starz..............................................  5,158    152,264
*   Starz Class B......................................     87      2,589
    Stein Mart, Inc....................................  3,005     41,349
*   Steiner Leisure, Ltd...............................  1,169     50,992
*   Steven Madden, Ltd.................................  6,225    213,767
*   Stoneridge, Inc....................................  2,545     32,118
#   Strattec Security Corp.............................    200     12,600
#*  Strayer Education, Inc.............................    800     53,600
#   Sturm Ruger & Co., Inc.............................  1,000     40,400
#   Superior Industries International, Inc.............  2,981     54,403
    Superior Uniform Group, Inc........................    493     18,709
    Sypris Solutions, Inc..............................  1,400      3,353
#*  Systemax, Inc......................................  2,256     29,486
    Target Corp........................................ 18,179  1,338,156
#*  Taylor Morrison Home Corp. Class A.................  1,759     31,257
*   Tempur Sealy International, Inc....................  2,572    141,537
*   Tenneco, Inc.......................................  3,072    157,962

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Discretionary -- (Continued)
#*  Tesla Motors, Inc..................................    480 $   97,728
#   Texas Roadhouse, Inc...............................  7,300    245,207
    Thor Industries, Inc...............................  4,088    230,359
    Tiffany & Co.......................................  2,128    184,370
*   Tile Shop Holdings, Inc............................    500      4,060
    Time Warner Cable, Inc.............................  7,128    970,335
    Time Warner, Inc................................... 39,036  3,042,075
    Time, Inc..........................................  3,528     88,341
    TJX Cos., Inc. (The)...............................  7,317    482,483
#*  Toll Brothers, Inc................................. 12,051    417,206
*   Tower International, Inc...........................  2,023     47,884
    Town Sports International Holdings, Inc............  1,582     10,410
    Tractor Supply Co..................................  3,032    246,107
    Trans World Entertainment Corp.....................    200        694
*   TRI Pointe Homes, Inc..............................  5,392     77,267
*   TripAdvisor, Inc...................................  2,369    158,747
*   TRW Automotive Holdings Corp.......................  6,473    667,819
#*  Tuesday Morning Corp...............................  1,700     30,090
#*  Tumi Holdings, Inc.................................  6,460    146,448
    Tupperware Brands Corp.............................  1,375     92,964
    Twenty-First Century Fox, Inc. Class A............. 17,984    596,349
    Twenty-First Century Fox, Inc. Class B.............  6,200    197,470
*   Ulta Salon Cosmetics & Fragrance, Inc..............  3,400    448,596
*   Under Armour, Inc. Class A.........................  2,600    187,408
*   Unifi, Inc.........................................  1,402     45,186
*   Universal Electronics, Inc.........................  1,382     88,089
    Universal Technical Institute, Inc.................  1,356     11,079
#*  Urban Outfitters, Inc.............................. 13,102    456,736
*   US Auto Parts Network, Inc.........................  1,256      2,952
    Vail Resorts, Inc..................................  3,704    325,063
    Value Line, Inc....................................    213      3,231
    VF Corp............................................  3,356    232,806
    Viacom, Inc. Class A...............................    100      6,484
    Viacom, Inc. Class B...............................  3,419    220,252
*   Vince Holding Corp.................................  1,500     35,175
*   Visteon Corp.......................................  5,291    512,962
#*  Vitamin Shoppe, Inc................................  2,349     99,292
*   VOXX International Corp............................  1,300     10,400
    Walt Disney Co. (The).............................. 26,665  2,425,448
#*  Weight Watchers International, Inc.................    800     13,248
#   Wendy's Co. (The).................................. 34,658    365,295
*   West Marine, Inc...................................  2,272     27,264
#   Weyco Group, Inc...................................    547     14,780
    Whirlpool Corp.....................................  3,820    760,486
*   William Lyon Homes Class A.........................  1,200     22,896
    Williams-Sonoma, Inc...............................  2,819    220,587
#   Winmark Corp.......................................    400     32,604
#   Winnebago Industries, Inc..........................  3,180     63,250
#   Wolverine World Wide, Inc..........................  8,879    249,944
    Wyndham Worldwide Corp.............................  8,894    745,228
    Yum! Brands, Inc...................................  4,038    291,867
*   Zagg, Inc..........................................  3,143     18,952

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Consumer Discretionary -- (Continued)
*   Zumiez, Inc........................................  3,207 $   119,589
                                                               -----------
Total Consumer Discretionary...........................         90,133,014
                                                               -----------
Consumer Staples -- (5.2%)
#   Alico, Inc.........................................    422      20,062
    Andersons, Inc. (The)..............................  2,371     106,648
#   Avon Products, Inc................................. 13,732     106,286
#   B&G Foods, Inc.....................................  7,569     225,859
#*  Boulder Brands, Inc................................  5,333      53,490
    Bunge, Ltd.........................................  5,911     529,212
#   Cal-Maine Foods, Inc...............................  4,030     141,252
    Calavo Growers, Inc................................  1,558      62,491
#   Campbell Soup Co...................................  7,170     327,956
    Casey's General Stores, Inc........................  4,856     443,353
*   Central Garden and Pet Co..........................    800       6,760
*   Central Garden and Pet Co. Class A.................  4,600      41,860
#*  Chefs' Warehouse, Inc. (The).......................  1,800      38,502
    Clorox Co. (The)...................................  2,877     307,005
#   Coca-Cola Bottling Co. Consolidated................    835      81,446
    Coca-Cola Co. (The)................................ 47,418   1,952,199
    Coca-Cola Enterprises, Inc.........................  8,300     349,430
    Colgate-Palmolive Co...............................  8,974     605,924
    ConAgra Foods, Inc................................. 15,379     544,878
    Costco Wholesale Corp..............................  5,196     742,976
#   Coty, Inc. Class A.................................  1,300      24,726
    CVS Health Corp.................................... 31,331   3,075,451
*   Darling Ingredients, Inc........................... 13,939     236,684
#   Dean Foods Co......................................  9,594     173,843
*   Diamond Foods, Inc.................................  1,200      29,496
    Dr Pepper Snapple Group, Inc.......................  7,891     609,738
    Energizer Holdings, Inc............................  3,067     392,607
    Estee Lauder Cos., Inc. (The) Class A..............  2,200     155,298
*   Farmer Bros. Co....................................  1,692      50,608
    Flowers Foods, Inc................................. 17,495     342,202
    Fresh Del Monte Produce, Inc.......................  5,871     197,442
#*  Fresh Market, Inc. (The)...........................  3,200     121,952
    General Mills, Inc.................................  8,133     426,820
#*  Hain Celestial Group, Inc. (The)...................  5,000     263,850
#   Herbalife, Ltd.....................................  2,380      72,542
    Hormel Foods Corp..................................  8,478     434,243
    Ingles Markets, Inc. Class A.......................  1,571      67,003
#   Ingredion, Inc.....................................  7,490     603,994
    Inter Parfums, Inc.................................  2,557      64,309
*   Inventure Foods, Inc...............................  2,048      20,828
    J&J Snack Foods Corp...............................  1,284     125,986
    JM Smucker Co. (The)...............................  4,849     500,174
    John B. Sanfilippo & Son, Inc......................    600      21,882
    Kellogg Co.........................................  3,818     250,384
    Keurig Green Mountain, Inc.........................  1,345     164,843
    Kimberly-Clark Corp................................  3,648     393,838
    Kraft Foods Group, Inc.............................  5,822     380,409
    Kroger Co. (The)...................................  6,043     417,269
    Lancaster Colony Corp..............................  2,193     197,216

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Consumer Staples -- (Continued)
*   Landec Corp........................................  2,183 $    27,877
#*  Lifeway Foods, Inc.................................    300       5,490
    Limoneira Co.......................................  1,022      21,258
*   Mannatech, Inc.....................................     40         748
    McCormick & Co., Inc.(579780107)...................     90       6,456
#   McCormick & Co., Inc.(579780206)...................  1,951     139,282
    Mead Johnson Nutrition Co..........................  3,300     325,017
#*  Medifast, Inc......................................  1,758      55,711
    Mondelez International, Inc. Class A............... 31,790   1,120,280
*   Monster Beverage Corp..............................  3,919     458,327
*   National Beverage Corp.............................  2,957      64,285
#*  Natural Grocers by Vitamin Cottage, Inc............  2,621      80,727
#   Nu Skin Enterprises, Inc. Class A..................    900      36,882
*   Nutraceutical International Corp...................    500       9,770
    Oil-Dri Corp. of America...........................    300       9,186
*   Omega Protein Corp.................................  1,690      17,813
    Orchids Paper Products Co..........................    552      15,053
*   Pantry, Inc. (The).................................  2,245      82,841
    PepsiCo, Inc....................................... 21,670   2,032,213
#   Pilgrim's Pride Corp...............................  4,440     120,546
    Pinnacle Foods, Inc................................ 10,424     374,951
#*  Post Holdings, Inc.................................  3,456     163,296
#   Pricesmart, Inc....................................  2,368     193,655
    Procter & Gamble Co. (The)......................... 42,243   3,560,662
*   Revlon, Inc. Class A...............................  2,472      80,933
*   Rite Aid Corp...................................... 19,981     139,467
    Rocky Mountain Chocolate Factory, Inc..............    400       5,420
#   Sanderson Farms, Inc...............................  3,290     263,068
*   Seneca Foods Corp. Class A.........................    600      15,528
#   Snyder's-Lance, Inc................................  5,772     167,907
    SpartanNash Co.....................................  3,500      90,160
    Spectrum Brands Holdings, Inc......................  4,780     428,670
#*  Sprouts Farmers Market, Inc........................  4,788     174,331
#*  SUPERVALU, Inc..................................... 18,800     183,112
#   Sysco Corp.........................................  6,790     265,964
#   Tootsie Roll Industries, Inc.......................  1,608      50,154
#*  TreeHouse Foods, Inc...............................  3,672     333,050
    Tyson Foods, Inc. Class A.......................... 16,918     660,479
*   United Natural Foods, Inc..........................  3,163     244,437
*   USANA Health Sciences, Inc.........................  1,200     117,648
    Village Super Market, Inc. Class A.................    548      15,876
    Walgreens Boots Alliance, Inc...................... 18,804   1,386,795
#   WD-40 Co...........................................  1,300     106,678
    Weis Markets, Inc..................................  2,323     106,463
*   WhiteWave Foods Co. (The) Class A..................  8,410     277,278
    Whole Foods Market, Inc............................  7,041     366,801
                                                               -----------
Total Consumer Staples.................................         30,905,771
                                                               -----------
Energy -- (9.9%)
    Adams Resources & Energy, Inc......................    317      18,399
    Alon USA Energy, Inc...............................  6,898      83,328
#*  Alpha Natural Resources, Inc....................... 19,979      20,778
    Anadarko Petroleum Corp............................ 19,543   1,597,640

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
    Apache Corp........................................  11,694 $   731,694
#*  Approach Resources, Inc............................   1,880      11,788
#   Arch Coal, Inc.....................................   5,856       5,430
    Atwood Oceanics, Inc...............................   5,597     159,962
    Baker Hughes, Inc..................................  11,739     680,745
*   Basic Energy Services, Inc.........................   4,510      26,519
#*  Bill Barrett Corp..................................   3,669      37,424
#*  Bonanza Creek Energy, Inc..........................   5,427     141,536
#   Bristow Group, Inc.................................   3,443     191,810
#*  C&J Energy Services, Inc...........................   4,789      49,327
    Cabot Oil & Gas Corp...............................  29,402     779,153
#*  California Resources Corp..........................  12,042      61,655
*   Callon Petroleum Co................................   4,300      23,435
*   Cameron International Corp.........................   8,927     399,751
#   CARBO Ceramics, Inc................................   2,000      65,560
*   Carrizo Oil & Gas, Inc.............................   5,488     247,509
*   Cheniere Energy, Inc...............................   5,300     378,314
#   Chesapeake Energy Corp.............................  43,668     837,552
    Chevron Corp.......................................  52,178   5,349,810
    Cimarex Energy Co..................................   6,236     643,555
*   Clayton Williams Energy, Inc.......................   1,500      83,850
#*  Clean Energy Fuels Corp............................   6,207      25,883
#*  Cloud Peak Energy, Inc.............................   5,067      34,405
#*  Cobalt International Energy, Inc...................   8,455      77,110
#   Comstock Resources, Inc............................   4,683      18,919
*   Concho Resources, Inc..............................   6,322     700,794
    ConocoPhillips.....................................  49,508   3,118,014
#   CONSOL Energy, Inc.................................   7,580     219,441
*   Contango Oil & Gas Co..............................   1,565      47,060
#*  Continental Resources, Inc.........................   1,400      63,560
#   Core Laboratories NV...............................     700      64,925
#   CVR Energy, Inc....................................   4,948     189,607
    Dawson Geophysical Co..............................     600       6,474
    Delek US Holdings, Inc.............................   6,086     187,753
#   Denbury Resources, Inc.............................  24,776     170,954
    Devon Energy Corp..................................  11,789     710,523
    DHT Holdings, Inc..................................   2,476      18,199
#   Diamond Offshore Drilling, Inc.....................   9,260     291,968
*   Diamondback Energy, Inc............................   2,821     194,621
*   Dresser-Rand Group, Inc............................   3,422     274,034
*   Dril-Quip, Inc.....................................   2,252     167,166
#*  Emerald Oil, Inc...................................   3,042       2,504
    Energen Corp.......................................   2,829     179,415
#   Energy XXI, Ltd....................................   6,596      19,392
*   ENGlobal Corp......................................   1,300       2,340
    EnLink Midstream LLC...............................   6,259     198,035
    EOG Resources, Inc.................................  25,313   2,253,616
    EQT Corp...........................................   2,323     172,924
*   Era Group, Inc.....................................   1,769      39,838
    Evolution Petroleum Corp...........................     900       6,615
    Exterran Holdings, Inc.............................   6,071     164,585
    Exxon Mobil Corp................................... 147,900  12,929,418
*   FieldPoint Petroleum Corp..........................     100         181

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Energy -- (Continued)
*   FMC Technologies, Inc.............................. 13,371 $  501,145
*   Forum Energy Technologies, Inc.....................  4,826     74,562
#   GasLog, Ltd........................................  3,696     64,643
*   Gastar Exploration, Inc............................  5,400     12,636
#*  Geospace Technologies Corp.........................    961     23,045
#*  Goodrich Petroleum Corp............................    528      1,331
#   Green Plains, Inc..................................  3,474     81,326
*   Gulf Coast Ultra Deep Royalty Trust................ 12,505     13,380
#   Gulf Island Fabrication, Inc.......................  1,358     22,502
#   Gulfmark Offshore, Inc. Class A....................  1,928     38,039
*   Gulfport Energy Corp...............................  5,071    195,183
#*  Halcon Resources Corp.............................. 24,970     34,958
    Halliburton Co..................................... 18,616    744,454
*   Helix Energy Solutions Group, Inc.................. 10,286    193,068
#   Helmerich & Payne, Inc.............................  5,370    319,837
#*  Hercules Offshore, Inc............................. 13,737      9,891
    Hess Corp..........................................  7,612    513,734
    HollyFrontier Corp................................. 10,348    371,700
*   Hornbeck Offshore Services, Inc....................  2,781     61,738
*   ION Geophysical Corp............................... 16,050     36,112
#*  Jones Energy, Inc. Class A.........................  1,200     12,240
*   Key Energy Services, Inc........................... 15,592     26,195
    Kinder Morgan, Inc................................. 42,662  1,751,275
*   Kosmos Energy, Ltd................................. 22,995    201,666
#*  Laredo Petroleum Holdings, Inc.....................  9,430     92,508
#   LinnCo LLC.........................................  8,628     89,127
    Marathon Oil Corp.................................. 38,142  1,014,577
    Marathon Petroleum Corp............................ 11,993  1,110,432
#*  Matador Resources Co...............................  6,992    150,747
*   Matrix Service Co..................................  2,700     51,840
#*  McDermott International, Inc....................... 15,569     35,030
*   Mitcham Industries, Inc............................    900      5,049
#   Murphy Oil Corp.................................... 12,301    552,438
    Nabors Industries, Ltd............................. 18,389    211,657
    National Oilwell Varco, Inc........................  8,218    447,306
*   Natural Gas Services Group, Inc....................  1,108     22,371
*   Newfield Exploration Co............................ 13,484    401,553
*   Newpark Resources, Inc.............................  8,826     76,257
#   Noble Corp. P.L.C.................................. 15,288    247,971
    Noble Energy, Inc.................................. 10,498    501,174
#   Nordic American Tankers, Ltd.......................    168      1,700
#*  Northern Oil and Gas, Inc..........................  4,834     30,358
#*  Nuverra Environmental Solutions, Inc...............  1,352      3,015
#*  Oasis Petroleum, Inc............................... 11,012    148,001
    Occidental Petroleum Corp.......................... 30,106  2,408,480
    Oceaneering International, Inc.....................  5,972    312,694
*   Oil States International, Inc......................  6,599    271,021
    ONEOK, Inc.........................................  7,104    312,789
*   Overseas Shipholding Group, Inc....................  1,675      8,542
#*  Pacific Drilling SA................................  4,590     15,285
#   Panhandle Oil and Gas, Inc. Class A................  1,762     36,896
#   Paragon Offshore P.L.C.............................  4,329      9,048
*   Parker Drilling Co.................................  8,879     24,062

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Energy -- (Continued)
    Patterson-UTI Energy, Inc.......................... 12,755 $218,876
    PBF Energy, Inc. Class A...........................  6,005  168,740
*   PDC Energy, Inc....................................  3,256  149,581
#   Peabody Energy Corp................................ 17,857  111,249
#*  Penn Virginia Corp.................................  5,869   28,641
*   PetroQuest Energy, Inc.............................  8,603   25,207
*   PHI, Inc. Non-Voting...............................  1,125   38,486
    Phillips 66........................................ 10,352  727,953
*   Pioneer Energy Services Corp.......................  5,857   24,248
    Pioneer Natural Resources Co.......................  1,966  295,942
    QEP Resources, Inc................................. 16,562  334,884
#   Range Resources Corp...............................  6,260  289,650
*   Renewable Energy Group, Inc........................  3,805   33,256
#*  REX American Resources Corp........................    885   49,126
#*  Rex Energy Corp....................................  5,942   21,035
#*  RigNet, Inc........................................  1,558   53,315
#*  Rosetta Resources, Inc.............................  5,887  100,491
    Rowan Cos. P.L.C. Class A..........................  9,249  195,339
#   RPC, Inc...........................................  8,850  110,359
#*  SandRidge Energy, Inc.............................. 49,244   69,434
#   Scorpio Tankers, Inc............................... 16,677  131,248
#*  SEACOR Holdings, Inc...............................  1,988  143,037
    SemGroup Corp. Class A.............................  3,951  266,021
#*  Seventy Seven Energy, Inc..........................  2,119    8,370
#   Ship Finance International, Ltd....................  7,432  103,230
    SM Energy Co.......................................  7,275  275,140
#*  Southwestern Energy Co............................. 22,879  567,170
#   Spectra Energy Corp................................  5,421  181,278
#*  Stone Energy Corp..................................  5,305   74,694
    Superior Energy Services, Inc...................... 13,677  273,540
#*  Swift Energy Co....................................  2,735    5,826
#*  Synergy Resources Corp.............................  8,494  103,882
    Targa Resources Corp...............................  2,035  176,699
#   Teekay Corp........................................  7,749  328,015
#   Tesco Corp.........................................  3,658   37,458
    Tesoro Corp........................................  9,888  808,146
*   TETRA Technologies, Inc............................  8,049   39,762
*   TGC Industries, Inc................................  1,518    3,036
#   Tidewater, Inc.....................................  3,764  110,135
#   Transocean, Ltd.................................... 13,542  220,735
#*  Triangle Petroleum Corp............................  6,897   36,209
#*  Ultra Petroleum Corp...............................  5,572   71,043
*   Unit Corp..........................................  4,431  131,955
#   US Silica Holdings, Inc............................  2,398   60,430
*   Vaalco Energy, Inc.................................  4,700   26,038
    Valero Energy Corp................................. 18,251  965,113
#   W&T Offshore, Inc..................................  7,431   37,601
#*  Warren Resources, Inc..............................  7,700    8,085
*   Weatherford International P.L.C.................... 44,530  459,995
    Western Refining, Inc.............................. 12,400  460,412
*   Westmoreland Coal Co...............................  1,247   32,522
*   Whiting Petroleum Corp............................. 10,025  300,950
*   Willbros Group, Inc................................  6,298   35,143

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
    Williams Cos., Inc. (The)..........................   7,492 $   328,599
    World Fuel Services Corp...........................   6,100     298,717
*   WPX Energy, Inc....................................  13,418     143,036
                                                                -----------
Total Energy...........................................          59,372,467
                                                                -----------
Financials -- (16.0%)
#   1st Source Corp....................................   2,427      72,155
#   Access National Corp...............................     767      13,699
    ACE, Ltd...........................................   5,200     561,392
*   Affiliated Managers Group, Inc.....................   1,023     210,247
    Aflac, Inc.........................................  12,821     731,823
    Alexander & Baldwin, Inc...........................   4,993     191,032
*   Alleghany Corp.....................................     610     269,675
    Allied World Assurance Co. Holdings AG.............   8,733     337,705
    Allstate Corp. (The)...............................  12,654     883,123
#*  Altisource Asset Management Corp...................      75      12,000
#*  Altisource Portfolio Solutions SA..................   1,456      29,528
*   Ambac Financial Group, Inc.........................   4,054      99,120
    American Equity Investment Life Holding Co.........   7,799     198,952
    American Express Co................................  13,147   1,060,831
    American Financial Group, Inc......................   6,582     382,019
    American International Group, Inc..................  21,792   1,064,975
    American National Insurance Co.....................   1,942     202,046
    Ameriprise Financial, Inc..........................   4,376     546,737
    Ameris Bancorp.....................................   2,049      49,442
    AMERISAFE, Inc.....................................   1,386      56,410
    AmeriServ Financial, Inc...........................     300         897
#   Amtrust Financial Services, Inc....................   7,653     387,395
    Aon P.L.C..........................................   3,900     351,195
*   Arch Capital Group, Ltd............................   4,522     262,140
    Argo Group International Holdings, Ltd.............   1,925     102,968
    Arrow Financial Corp...............................     907      23,192
    Arthur J Gallagher & Co............................   3,972     176,476
    Artisan Partners Asset Management, Inc. Class A....   1,661      80,176
    Aspen Insurance Holdings, Ltd......................   6,170     267,284
    Associated Banc-Corp...............................  15,326     257,630
    Assurant, Inc......................................   5,343     339,334
    Assured Guaranty, Ltd..............................  14,403     351,721
*   Asta Funding, Inc..................................     707       6,002
    Astoria Financial Corp.............................  10,608     129,736
*   Atlanticus Holdings Corp...........................     886       2,268
#*  AV Homes, Inc......................................     800      11,992
    Axis Capital Holdings, Ltd.........................   7,521     382,819
    Baldwin & Lyons, Inc. Class B......................   1,666      38,485
    Banc of California, Inc............................   1,780      18,245
    Bancfirst Corp.....................................   1,390      80,147
#*  Bancorp, Inc. (The)................................   3,613      30,783
#   BancorpSouth, Inc..................................   9,944     197,388
    Bank Mutual Corp...................................   5,323      33,908
    Bank of America Corp............................... 195,137   2,956,326
    Bank of Commerce Holdings..........................     300       1,710
#   Bank of Hawaii Corp................................   4,732     267,169
    Bank of New York Mellon Corp. (The)................  21,671     780,156

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Financials -- (Continued)
#   Bank of the Ozarks, Inc............................  6,800 $  220,524
    BankFinancial Corp.................................  1,624     18,367
    BankUnited, Inc....................................  7,941    219,648
    Banner Corp........................................  2,038     82,294
    Bar Harbor Bankshares..............................    378     11,605
    BB&T Corp.......................................... 13,006    458,982
    BBCN Bancorp, Inc..................................  8,023    103,898
#*  Beneficial Bancorp, Inc............................  8,215     88,640
*   Berkshire Hathaway, Inc. Class B................... 16,310  2,347,172
    Berkshire Hills Bancorp, Inc.......................  3,138     78,136
    BGC Partners, Inc. Class A......................... 28,752    225,128
    BlackRock, Inc.....................................  2,588    881,240
#*  BofI Holding, Inc..................................  1,540    129,914
#   BOK Financial Corp.................................  4,007    216,819
    Boston Private Financial Holdings, Inc.............  7,481     82,291
    Bridge Bancorp, Inc................................    500     12,340
*   Bridge Capital Holdings............................  1,084     23,685
    Brookline Bancorp, Inc.............................  8,067     77,443
    Brown & Brown, Inc................................. 12,725    392,566
    Bryn Mawr Bank Corp................................  1,628     47,456
    C&F Financial Corp.................................    500     17,645
    Calamos Asset Management, Inc. Class A.............  2,328     29,216
#   Camden National Corp...............................    953     35,413
#   Cape Bancorp, Inc..................................    300      2,589
*   Capital Bank Financial Corp. Class A...............  1,556     37,998
#   Capital City Bank Group, Inc.......................  1,500     22,500
    Capital One Financial Corp......................... 13,070    956,855
#   Capitol Federal Financial, Inc..................... 14,898    185,629
    Cardinal Financial Corp............................  4,117     73,324
*   Cascade Bancorp....................................  1,734      8,011
    Cash America International, Inc....................  3,229     67,163
    Cathay General Bancorp.............................  8,325    198,884
    CBOE Holdings, Inc.................................  4,250    273,998
*   CBRE Group, Inc. Class A...........................  6,484    209,693
    Centerstate Banks, Inc.............................  4,391     48,345
    Central Pacific Financial Corp.....................  2,777     58,261
    Century Bancorp, Inc. Class A......................    165      6,399
    Charles Schwab Corp. (The)......................... 12,741    331,011
    Chemical Financial Corp............................  2,781     78,869
    Chubb Corp. (The)..................................  3,680    360,272
#   Cincinnati Financial Corp..........................  5,379    271,693
    CIT Group, Inc.....................................  5,872    257,311
    Citigroup, Inc..................................... 55,197  2,591,499
    Citizens Holding Co................................    160      2,979
#*  Citizens, Inc......................................  3,580     25,848
#   City Holding Co....................................  1,300     55,029
    City National Corp.................................  4,276    370,686
    Clifton Bancorp, Inc...............................  2,795     37,062
    CME Group, Inc.....................................  6,073    518,027
    CNA Financial Corp.................................  1,586     61,791
#   CNB Financial Corp.................................  1,592     27,064
    CNO Financial Group, Inc........................... 17,267    267,984
    CoBiz Financial, Inc...............................  4,125     44,963

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
    Cohen & Steers, Inc................................    914 $ 38,461
    Columbia Banking System, Inc.......................  5,901  150,062
    Comerica, Inc......................................  6,847  284,151
#   Commerce Bancshares, Inc...........................  8,529  341,160
#   Community Bank System, Inc.........................  4,081  137,244
*   Community Bankers Trust Corp.......................    100      436
#   Community Trust Bancorp, Inc.......................  2,016   63,665
    ConnectOne Bancorp, Inc............................    980   18,032
    Consolidated-Tomoka Land Co........................    400   21,820
*   Consumer Portfolio Services, Inc...................  1,908   10,685
*   Cowen Group, Inc. Class A.......................... 11,008   45,793
    Crawford & Co. Class A.............................    900    6,975
#   Crawford & Co. Class B.............................  3,450   32,258
#*  Credit Acceptance Corp.............................  2,520  397,253
#   Cullen/Frost Bankers, Inc..........................  4,796  298,791
#*  Customers Bancorp, Inc.............................  2,581   50,717
#   CVB Financial Corp................................. 10,411  152,105
#   Diamond Hill Investment Group, Inc.................    295   38,368
    Dime Community Bancshares, Inc.....................  4,270   63,025
    Discover Financial Services........................ 18,240  991,891
    Donegal Group, Inc. Class A........................  2,143   34,267
*   Doral Financial Corp...............................    120      346
*   E*TRADE Financial Corp............................. 11,618  267,795
*   Eagle Bancorp, Inc.................................  1,144   39,125
    East West Bancorp, Inc............................. 13,183  476,961
#   Eaton Vance Corp...................................  5,953  239,608
#*  eHealth, Inc.......................................  1,477   15,124
    EMC Insurance Group, Inc...........................  1,476   47,616
    Employers Holdings, Inc............................  2,963   61,630
#*  Encore Capital Group, Inc..........................  2,316   86,202
    Endurance Specialty Holdings, Ltd..................  4,548  277,974
*   Enova International, Inc...........................  2,508   48,279
*   Enstar Group, Ltd..................................  1,210  163,314
    Enterprise Financial Services Corp.................  1,472   28,130
    Erie Indemnity Co. Class A.........................  4,311  373,591
#   ESB Financial Corp.................................    498    8,322
    ESSA Bancorp, Inc..................................    800    9,720
#   EverBank Financial Corp............................  4,191   73,133
    Evercore Partners, Inc. Class A....................  3,100  148,397
    Everest Re Group, Ltd..............................  2,309  395,716
#*  Ezcorp, Inc. Class A...............................  5,130   52,890
*   Farmers Capital Bank Corp..........................    466   10,410
    FBL Financial Group, Inc. Class A..................  1,900   99,161
    Federal Agricultural Mortgage Corp. Class C........    900   24,795
#   Federated Investors, Inc. Class B..................  6,090  192,505
    Federated National Holding Co......................  1,400   40,754
    Fidelity Southern Corp.............................  1,467   22,430
    Fifth Third Bancorp................................ 38,925  673,403
#   Financial Engines, Inc.............................  2,211   79,375
    Financial Institutions, Inc........................    944   20,796
*   First Acceptance Corp..............................    900    2,097
    First American Financial Corp......................  8,067  274,439
    First Bancorp, Inc.................................    781   12,949

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Financials -- (Continued)
*   First BanCorp.(318672706).......................... 20,520 $  112,655
    First Bancorp.(318910106)..........................  1,900     31,540
    First Busey Corp...................................  7,910     48,726
    First Business Financial Services, Inc.............    400     17,508
*   First Cash Financial Services, Inc.................  2,737    136,084
    First Citizens BancShares, Inc. Class A............    936    228,431
    First Commonwealth Financial Corp..................  8,831     69,677
    First Community Bancshares, Inc....................  1,200     18,828
#   First Connecticut Bancorp Inc/Farmington...........    711     10,487
    First Defiance Financial Corp......................    674     20,530
    First Financial Bancorp............................  5,927     97,914
#   First Financial Bankshares, Inc....................  4,584    113,225
    First Financial Corp...............................  1,038     33,642
    First Financial Northwest, Inc.....................  1,000     11,990
#   First Horizon National Corp........................ 19,079    247,836
    First Interstate Bancsystem, Inc...................  2,111     50,453
#*  First Marblehead Corp. (The).......................     30        174
    First Merchants Corp...............................  3,889     84,936
    First Midwest Bancorp, Inc.........................  6,991    107,661
*   First NBC Bank Holding Co..........................  1,300     40,248
    First Niagara Financial Group, Inc................. 27,165    220,580
    First Republic Bank................................  4,111    209,332
    First South Bancorp, Inc...........................    100        795
    FirstMerit Corp.................................... 12,938    211,989
*   Flagstar Bancorp, Inc..............................  4,895     69,558
    Flushing Financial Corp............................  2,759     49,938
#   FNB Corp........................................... 17,253    207,036
    FNF Group.......................................... 12,528    439,733
*   FNFV Group.........................................  4,175     51,770
*   Forest City Enterprises, Inc. Class A.............. 13,724    336,238
*   Forestar Group, Inc................................  3,415     45,317
    Fox Chase Bancorp, Inc.............................    906     14,713
    Franklin Resources, Inc............................  5,766    297,122
#*  FRP Holdings, Inc..................................    400     14,480
    Fulton Financial Corp.............................. 20,201    225,241
#   FXCM, Inc. Class A.................................  3,568      7,850
    Gain Capital Holdings, Inc.........................  4,356     35,501
    GAMCO Investors, Inc. Class A......................    600     48,990
*   Genworth Financial, Inc. Class A................... 16,122    112,532
    German American Bancorp, Inc.......................  1,018     28,504
    GFI Group, Inc.....................................  9,133     51,236
    Glacier Bancorp, Inc...............................  7,284    162,215
*   Global Indemnity P.L.C.............................  1,457     38,232
    Goldman Sachs Group, Inc. (The)....................  9,164  1,579,965
    Great Southern Bancorp, Inc........................  1,267     45,764
*   Green Dot Corp. Class A............................  2,677     40,824
#   Greenhill & Co., Inc...............................  2,309     85,156
*   Greenlight Capital Re, Ltd. Class A................  3,300    103,653
    Griffin Land & Nurseries, Inc......................    375     11,115
#   Guaranty Bancorp...................................  1,760     23,549
*   Hallmark Financial Services, Inc...................  1,226     13,535
    Hancock Holding Co.................................  8,091    211,256
    Hanmi Financial Corp...............................  3,114     61,844

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Financials -- (Continued)
    Hanover Insurance Group, Inc. (The)................  4,002 $  276,138
    Hartford Financial Services Group, Inc. (The)...... 19,575    761,467
    HCC Insurance Holdings, Inc........................  8,986    479,313
#   HCI Group, Inc.....................................  1,645     76,015
    Heartland Financial USA, Inc.......................  1,412     38,999
    Heritage Commerce Corp.............................  1,500     12,540
    Heritage Financial Corp............................  2,672     41,469
    Heritage Financial Group, Inc......................    299      7,167
    HFF, Inc. Class A..................................  2,315     78,641
*   Hilltop Holdings, Inc..............................  8,880    161,172
    Hingham Institution for Savings....................    100      8,800
    Home Bancorp, Inc..................................    500     10,940
    Home BancShares, Inc...............................  5,809    172,063
#   HomeStreet, Inc....................................  1,496     26,419
*   HomeTrust Bancshares, Inc..........................  1,700     26,265
    HopFed Bancorp, Inc................................      6         79
    Horace Mann Educators Corp.........................  3,833    116,792
    Horizon Bancorp....................................    950     21,261
*   Howard Hughes Corp. (The)..........................  2,800    365,764
    Hudson City Bancorp, Inc........................... 25,524    228,950
    Hudson Valley Holding Corp.........................  1,056     26,052
    Huntington Bancshares, Inc......................... 42,414    424,988
    Iberiabank Corp....................................  3,376    184,363
#*  Imperial Holdings, Inc.............................     33        196
    Independence Holding Co............................  1,191     15,138
    Independent Bank Corp.(453836108)..................  2,367     89,544
    Independent Bank Corp.(453838609)..................     40        492
    Independent Bank Group, Inc........................    827     25,811
    Interactive Brokers Group, Inc. Class A............  6,009    184,056
    Intercontinental Exchange, Inc.....................  1,732    356,324
    International Bancshares Corp......................  6,323    142,331
    Intervest Bancshares Corp. Class A.................    850      8,373
#*  INTL. FCStone, Inc.................................  1,974     38,059
    Invesco, Ltd....................................... 10,686    392,497
*   Investment Technology Group, Inc...................  3,300     68,475
#   Investors Bancorp, Inc............................. 26,959    296,819
    Investors Title Co.................................    100      7,174
#   Janus Capital Group, Inc........................... 18,711    328,191
    JMP Group, Inc.....................................  1,310      9,995
    Jones Lang LaSalle, Inc............................  2,467    362,846
    JPMorgan Chase & Co................................ 97,558  5,305,204
*   KCG Holdings, Inc. Class A.........................  4,745     58,031
#*  Kearny Financial Corp..............................  2,195     28,535
    Kemper Corp........................................  5,252    183,347
    Kennedy-Wilson Holdings, Inc.......................  7,113    189,135
    KeyCorp............................................ 34,829    452,429
#*  Ladenburg Thalmann Financial Services, Inc......... 13,293     50,646
    Lakeland Bancorp, Inc..............................  3,454     37,269
    Lakeland Financial Corp............................  1,443     54,459
    LegacyTexas Financial Group, Inc...................  3,748     74,285
    Legg Mason, Inc....................................  4,971    275,592
*   LendingTree, Inc...................................    779     32,079
    Lincoln National Corp..............................  8,494    424,530

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
    LNB Bancorp, Inc...................................    500 $  8,700
    Loews Corp......................................... 12,218  467,461
    Louisiana Bancorp, Inc.............................    100    2,136
#   LPL Financial Holdings, Inc........................ 10,628  437,342
#   M&T Bank Corp......................................  5,157  583,566
    Macatawa Bank Corp.................................  1,400    7,378
    Maiden Holdings, Ltd...............................  7,310   91,375
    MainSource Financial Group, Inc....................  2,260   43,392
    Manning & Napier, Inc..............................    562    6,019
*   Markel Corp........................................    350  239,176
    MarketAxess Holdings, Inc..........................  2,293  174,199
    Marlin Business Services Corp......................  1,180   18,939
    Marsh & McLennan Cos., Inc.........................  7,681  413,007
    MB Financial, Inc..................................  7,632  216,825
*   MBIA, Inc.......................................... 19,349  155,179
*   MBT Financial Corp.................................    154      790
    McGraw Hill Financial, Inc.........................  2,680  239,699
    Meadowbrook Insurance Group, Inc...................  2,972   24,668
    Mercantile Bank Corp...............................    867   16,473
    Merchants Bancshares, Inc..........................    444   11,886
    Mercury General Corp...............................  5,303  303,066
*   Meridian Bancorp, Inc..............................  2,845   33,030
    Meta Financial Group, Inc..........................    406   13,589
    MetLife, Inc....................................... 15,010  697,965
*   Metro Bancorp, Inc.................................  1,400   35,644
#*  MGIC Investment Corp............................... 12,754  108,664
#   MidSouth Bancorp, Inc..............................  1,200   16,728
    MidWestOne Financial Group, Inc....................    400   11,208
#   Montpelier Re Holdings, Ltd........................  4,472  157,101
    Moody's Corp.......................................  4,408  402,583
    Morgan Stanley..................................... 27,697  936,436
    MSCI, Inc..........................................  7,735  416,298
    MutualFirst Financial, Inc.........................    500   10,945
    NASDAQ OMX Group, Inc. (The).......................  6,623  302,009
    National Bank Holdings Corp. Class A...............  3,079   56,808
#   National Interstate Corp...........................  1,387   35,743
    National Penn Bancshares, Inc...................... 14,741  142,988
#*  Nationstar Mortgage Holdings, Inc..................  3,900  100,269
    Navient Corp....................................... 17,815  351,668
*   Navigators Group, Inc. (The).......................  1,318   97,822
#   NBT Bancorp, Inc...................................  4,178   96,136
    Nelnet, Inc. Class A...............................  3,531  154,446
    New Hampshire Thrift Bancshares, Inc...............    300    4,551
#   New York Community Bancorp, Inc.................... 14,396  222,418
*   NewBridge Bancorp..................................  2,551   20,000
#*  NewStar Financial, Inc.............................  3,876   40,969
*   Nicholas Financial, Inc............................     82    1,167
    Northeast Community Bancorp, Inc...................    436    3,026
    Northern Trust Corp................................  7,930  518,463
    Northfield Bancorp, Inc............................  5,307   76,421
    Northrim BanCorp, Inc..............................    400    8,292
    NorthStar Asset Management Group, Inc..............  3,054   64,653
    Northwest Bancshares, Inc..........................  9,213  108,713

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
    OceanFirst Financial Corp..........................  1,430 $ 23,166
#*  Ocwen Financial Corp...............................  3,436   21,028
#   OFG Bancorp........................................  4,365   70,277
    Old National Bancorp............................... 11,459  153,665
    Old Republic International Corp.................... 19,978  280,491
    OneBeacon Insurance Group, Ltd. Class A............  2,219   35,082
    Oppenheimer Holdings, Inc. Class A.................    900   17,775
    Oritani Financial Corp.............................  4,852   68,462
    Pacific Continental Corp...........................  1,246   15,749
*   Pacific Premier Bancorp, Inc.......................    800   11,888
#   PacWest Bancorp....................................  7,635  326,434
#   Park National Corp.................................  1,052   84,591
    Park Sterling Corp.................................  2,974   19,926
    PartnerRe, Ltd.....................................  4,290  490,776
    Peapack Gladstone Financial Corp...................    729   12,998
#   Penns Woods Bancorp, Inc...........................    229   10,170
*   PennyMac Financial Services, Inc. Class A..........    941   16,957
#   People's United Financial, Inc..................... 28,332  398,631
#   Peoples Bancorp, Inc...............................    848   19,377
*   PHH Corp...........................................  5,872  146,448
*   Phoenix Cos., Inc. (The)...........................    193   11,972
*   PICO Holdings, Inc.................................  1,698   27,151
    Pinnacle Financial Partners, Inc...................  3,428  123,202
*   Piper Jaffray Cos..................................  1,000   51,050
    Platinum Underwriters Holdings, Ltd................  2,634  194,468
    PNC Financial Services Group, Inc. (The)...........  9,805  828,915
*   Popular, Inc.......................................  7,762  239,302
#*  PRA Group, Inc.....................................  4,682  231,853
    Preferred Bank.....................................  1,221   31,880
    Primerica, Inc.....................................  5,346  265,375
    Principal Financial Group, Inc..................... 13,327  625,436
    PrivateBancorp, Inc................................  7,429  225,396
    ProAssurance Corp..................................  5,966  264,711
    Progressive Corp. (The)............................ 26,771  694,707
    Prosperity Bancshares, Inc.........................  4,936  226,019
    Protective Life Corp...............................  6,825  477,409
    Provident Financial Holdings, Inc..................    600    9,312
    Provident Financial Services, Inc..................  6,161  106,955
    Prudential Financial, Inc..........................  6,980  529,642
    Pulaski Financial Corp.............................    751    8,937
    QC Holdings, Inc...................................    900    1,526
#   Radian Group, Inc.................................. 10,400  163,904
    Raymond James Financial, Inc.......................  5,546  291,831
#   RCS Capital Corp. Class A..........................  2,300   21,689
*   Realogy Holdings Corp..............................  7,283  338,660
#*  Regional Management Corp...........................    715   10,389
    Regions Financial Corp............................. 43,941  382,287
    Reinsurance Group of America, Inc..................  5,155  426,886
    RenaissanceRe Holdings, Ltd........................  3,940  376,782
    Renasant Corp......................................  3,376   88,316
    Republic Bancorp, Inc. Class A.....................  1,792   40,840
#*  Republic First Bancorp, Inc........................  1,200    4,116
#   Resource America, Inc. Class A.....................  2,023   17,782

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Financials -- (Continued)
*   Riverview Bancorp, Inc.............................    100 $      440
    RLI Corp...........................................  3,676    172,441
    S&T Bancorp, Inc...................................  3,204     88,078
#*  Safeguard Scientifics, Inc.........................  2,419     44,340
    Safety Insurance Group, Inc........................  2,413    149,485
    Sandy Spring Bancorp, Inc..........................  2,710     67,018
*   Seacoast Banking Corp. of Florida..................  1,716     21,725
    SEI Investments Co.................................  6,842    274,843
    Selective Insurance Group, Inc.....................  5,434    140,306
    SI Financial Group, Inc............................    243      2,675
    Sierra Bancorp.....................................    844     13,369
*   Signature Bank.....................................  2,603    304,889
    Silvercrest Asset Management Group, Inc. Class A...    800     11,280
    Simmons First National Corp. Class A...............  1,661     62,155
    Simplicity Bancorp, Inc............................    726     12,770
    SLM Corp........................................... 54,058    492,468
    South State Corp...................................  2,389    142,647
    Southside Bancshares, Inc..........................  2,009     54,846
    Southwest Bancorp, Inc.............................  1,486     22,676
#*  St Joe Co. (The)...................................  4,685     75,710
    StanCorp Financial Group, Inc......................  4,083    253,309
    State Auto Financial Corp..........................  2,901     63,822
    State Street Corp..................................  6,487    463,885
    Sterling Bancorp...................................  7,954    104,834
    Stewart Information Services Corp..................  2,152     77,042
*   Stifel Financial Corp..............................  4,569    215,428
    Stock Yards Bancorp, Inc...........................  1,000     30,800
    Suffolk Bancorp....................................    658     15,134
*   Sun Bancorp, Inc...................................  1,735     31,751
    SunTrust Banks, Inc................................ 10,102    388,119
    Susquehanna Bancshares, Inc........................ 18,744    236,362
*   SVB Financial Group................................  5,221    589,451
    Symetra Financial Corp............................. 10,918    221,745
    Synovus Financial Corp............................. 10,208    263,060
    T Rowe Price Group, Inc............................  2,830    222,778
    TCF Financial Corp................................. 17,081    251,091
    TD Ameritrade Holding Corp......................... 19,625    635,654
*   Tejon Ranch Co.....................................  1,276     31,415
#   Territorial Bancorp, Inc...........................    900     19,566
*   Texas Capital Bancshares, Inc......................  3,204    130,883
    TFS Financial Corp................................. 16,138    226,255
    Tompkins Financial Corp............................  1,633     83,724
    Torchmark Corp.....................................  3,973    198,928
#   Towne Bank.........................................  2,839     41,194
    Travelers Cos., Inc. (The)......................... 13,511  1,389,201
    Trico Bancshares...................................  1,559     36,403
#   TrustCo Bank Corp.................................. 10,464     67,284
#   Trustmark Corp.....................................  6,690    142,898
    U.S. Bancorp....................................... 43,752  1,833,646
    UMB Financial Corp.................................  4,525    219,553
    Umpqua Holdings Corp............................... 16,546    256,628
    Union Bankshares Corp..............................  4,033     80,660
#   United Bankshares, Inc.............................  6,963    235,419

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    United Community Banks, Inc........................   4,675 $    81,859
#   United Community Financial Corp....................   4,118      22,237
    United Financial Bancorp, Inc......................   4,711      58,605
    United Fire Group, Inc.............................   1,591      44,453
*   United Security Bancshares.........................     375       1,935
    Universal Insurance Holdings, Inc..................   4,948     114,942
    Univest Corp. of Pennsylvania......................   1,300      24,076
    Unum Group.........................................   7,900     245,374
    Validus Holdings, Ltd..............................   8,657     343,250
#   Valley National Bancorp............................  15,678     142,356
    Virtus Investment Partners, Inc....................     732      99,281
    Voya Financial, Inc................................   7,515     293,160
    Waddell & Reed Financial, Inc. Class A.............   4,182     186,977
*   Walker & Dunlop, Inc...............................   3,040      53,960
    Washington Federal, Inc............................   9,649     191,629
#   Washington Trust Bancorp, Inc......................   1,189      43,541
#   Waterstone Financial, Inc..........................   3,226      40,906
    Webster Financial Corp.............................   9,486     289,608
    Wells Fargo & Co................................... 121,581   6,312,486
    WesBanco, Inc......................................   2,821      85,138
#   West Bancorporation, Inc...........................     899      14,708
#   Westamerica Bancorporation.........................   1,988      80,872
*   Western Alliance Bancorp...........................   6,834     175,702
    Westfield Financial, Inc...........................   1,934      13,925
    Westwood Holdings Group, Inc.......................   1,057      62,352
    White Mountains Insurance Group, Ltd...............      17      10,958
    Willis Group Holdings P.L.C........................   8,017     347,136
    Wilshire Bancorp, Inc..............................   8,048      73,237
    Wintrust Financial Corp............................   4,655     202,353
#   WisdomTree Investments, Inc........................   9,500     165,490
#*  World Acceptance Corp..............................     900      66,105
    WR Berkley Corp....................................   6,950     340,481
    WSFS Financial Corp................................     865      63,889
    XL Group P.L.C.....................................   8,666     298,890
*   Yadkin Financial Corp..............................   1,750      33,355
    Zions Bancorporation...............................  15,259     365,606
                                                                -----------
Total Financials.......................................          95,255,920
                                                                -----------
Health Care -- (2.5%)
#   Abaxis, Inc........................................     500      30,740
#*  Accuray, Inc.......................................   2,514      18,528
#*  Albany Molecular Research, Inc.....................   2,219      36,236
*   Alere, Inc.........................................   8,442     343,505
#*  Align Technology, Inc..............................   2,588     137,293
#*  Allscripts Healthcare Solutions, Inc...............  14,312     170,456
    AmerisourceBergen Corp.............................   4,700     446,735
    Analogic Corp......................................   1,079      87,971
*   AngioDynamics, Inc.................................   3,369      64,836
#*  Anika Therapeutics, Inc............................   1,697      66,488
#*  athenahealth, Inc..................................   1,048     146,416
#   Atrion Corp........................................     178      59,630
*   Boston Scientific Corp.............................  34,343     508,620
*   Bovie Medical Corp.................................     200         700

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Health Care -- (Continued)
#*  Bruker Corp........................................  8,822 $  166,383
*   Cambrex Corp.......................................  3,800     85,234
    Cantel Medical Corp................................  3,548    143,942
    Cardinal Health, Inc...............................  4,078    339,249
*   CareFusion Corp....................................  8,304    492,427
#*  Cepheid............................................  1,013     57,245
*   Cerner Corp........................................  1,900    126,065
*   Charles River Laboratories International, Inc......  3,707    257,080
#   Computer Programs & Systems, Inc...................    864     42,561
#   CONMED Corp........................................  2,606    124,150
*   Covance, Inc.......................................  3,517    373,541
    CR Bard, Inc.......................................  1,367    233,798
    CryoLife, Inc......................................  2,753     30,999
*   Cutera, Inc........................................  1,041     13,845
*   Cyberonics, Inc....................................  2,800    155,596
*   Cynosure, Inc. Class A.............................  2,066     62,435
    DENTSPLY International, Inc........................  5,600    280,140
*   DexCom, Inc........................................  1,400     83,692
    Digirad Corp.......................................    600      2,490
*   Edwards Lifesciences Corp..........................  2,444    306,355
*   Exactech, Inc......................................  1,238     25,738
#*  Globus Medical, Inc. Class A.......................  6,705    158,104
*   Greatbatch, Inc....................................  1,800     87,408
*   Haemonetics Corp...................................  3,784    149,846
*   Halyard Health, Inc................................    456     20,324
*   HealthStream, Inc..................................    733     20,715
*   Henry Schein, Inc..................................  3,661    505,474
    Hill-Rom Holdings, Inc.............................  6,318    301,748
#*  HMS Holdings Corp..................................  5,925    117,226
*   Hologic, Inc.......................................  9,490    288,164
*   ICU Medical, Inc...................................  1,365    114,087
#*  IDEXX Laboratories, Inc............................  1,245    197,233
*   Integra LifeSciences Holdings Corp.................  2,879    160,418
*   Intuitive Surgical, Inc............................    425    210,154
    Invacare Corp......................................  3,000     43,950
    LeMaitre Vascular, Inc.............................    800      6,328
*   Luminex Corp.......................................  1,922     33,923
*   Masimo Corp........................................  3,692     94,220
    McKesson Corp......................................  2,088    444,013
*   MedAssets, Inc.....................................  6,271    116,076
    Medtronic P.L.C.................................... 15,400  1,099,560
*   Merge Healthcare, Inc..............................  7,110     26,307
#   Meridian Bioscience, Inc...........................  3,902     67,505
*   Merit Medical Systems, Inc.........................  3,300     50,589
*   Mettler-Toledo International, Inc..................    589    179,027
*   MWI Veterinary Supply, Inc.........................    675    128,027
*   Natus Medical, Inc.................................  1,572     59,107
*   NuVasive, Inc......................................  2,101     97,318
*   Omnicell, Inc......................................  3,400    108,222
*   OraSure Technologies, Inc..........................  1,425     13,096
*   Orthofix International NV..........................  1,746     53,253
#   Owens & Minor, Inc.................................  6,644    227,424
*   PAREXEL International Corp.........................  5,923    361,066

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Health Care -- (Continued)
#   Patterson Cos., Inc................................  8,555 $   428,520
*   PharMerica Corp....................................  2,321      53,406
#*  PhotoMedex, Inc....................................    413         776
#   Quality Systems, Inc...............................  3,331      54,262
#*  Quidel Corp........................................  1,711      40,277
*   Quintiles Transnational Holdings, Inc..............  1,900     114,950
#   ResMed, Inc........................................  2,537     158,486
#*  RTI Surgical, Inc..................................  3,864      17,233
*   Sirona Dental Systems, Inc.........................  3,526     318,116
    St Jude Medical, Inc...............................  4,806     316,571
    STERIS Corp........................................  5,081     331,383
    Stryker Corp.......................................  2,950     268,598
#*  SurModics, Inc.....................................    799      18,313
*   Symmetry Surgical, Inc.............................    838       6,034
    Teleflex, Inc......................................  4,500     493,020
*   Thoratec Corp......................................  3,956     141,981
*   Tornier NV.........................................    511      12,351
#*  TransEnterix, Inc..................................  4,200      12,474
    Utah Medical Products, Inc.........................    296      16,780
#*  Varian Medical Systems, Inc........................  2,025     187,434
*   Vascular Solutions, Inc............................  2,112      57,573
*   Vocera Communications, Inc.........................  1,100       9,856
*   Waters Corp........................................  1,300     154,765
    West Pharmaceutical Services, Inc..................  4,662     229,883
*   Wright Medical Group, Inc..........................  2,460      60,049
    Zimmer Holdings, Inc...............................  3,276     367,240
                                                               -----------
Total Health Care......................................         14,931,362
                                                               -----------
Industrials -- (13.0%)
    3M Co..............................................  7,605   1,234,291
#   AAON, Inc..........................................  5,220     113,848
    AAR Corp...........................................  3,999     114,611
    ABM Industries, Inc................................  5,652     163,173
    Acacia Research Corp...............................  4,008      50,180
*   ACCO Brands Corp................................... 11,292      89,433
*   Accuride Corp......................................  4,072      17,917
    Aceto Corp.........................................  2,579      50,033
    Actuant Corp. Class A..............................  5,651     130,595
    Acuity Brands, Inc.................................    800     119,912
#   ADT Corp. (The).................................... 22,958     789,755
#*  Advisory Board Co. (The)...........................  2,300     107,824
*   AECOM.............................................. 14,271     362,769
*   Aegion Corp........................................  3,771      57,772
#   AGCO Corp..........................................  7,069     306,370
#   Air Lease Corp..................................... 10,816     377,911
*   Air Transport Services Group, Inc..................  6,912      57,577
    Aircastle, Ltd.....................................  3,400      68,204
    Alamo Group, Inc...................................    900      40,545
    Alaska Air Group, Inc.............................. 14,000     950,180
    Albany International Corp. Class A.................  2,900      98,977
#   Allegiant Travel Co................................  1,850     335,349
    Allegion P.L.C.....................................  1,303      70,375
    Allied Motion Technologies, Inc....................  1,625      36,432

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
    Allison Transmission Holdings, Inc................. 18,239 $571,245
    Altra Industrial Motion Corp.......................  3,013   76,982
*   AMERCO.............................................  2,227  637,167
#*  Ameresco, Inc. Class A.............................  1,816   10,587
    American Airlines Group, Inc.......................  7,497  367,953
#   American Railcar Industries, Inc...................  1,731   86,896
#   American Science & Engineering, Inc................    700   32,480
*   American Woodmark Corp.............................  1,528   62,847
    AMETEK, Inc........................................ 11,322  542,324
    AO Smith Corp......................................  5,055  300,318
    Apogee Enterprises, Inc............................  2,835  122,642
    Applied Industrial Technologies, Inc...............  3,412  137,947
*   ARC Document Solutions, Inc........................  6,764   62,026
    ArcBest Corp.......................................  1,800   67,068
    Argan, Inc.........................................  2,064   62,766
*   Armstrong World Industries, Inc....................  4,932  250,052
    Astec Industries, Inc..............................  2,062   73,325
*   Astronics Corp.....................................  2,105  117,227
*   Astronics Corp. Class B............................    394   22,064
*   Atlas Air Worldwide Holdings, Inc..................  2,684  121,317
*   Avis Budget Group, Inc............................. 11,621  665,999
    AZZ, Inc...........................................  2,433  102,648
*   B/E Aerospace, Inc.................................  4,307  251,227
#   Baltic Trading, Ltd................................    800    1,296
    Barnes Group, Inc..................................  5,536  190,162
#   Barrett Business Services, Inc.....................    700   21,455
*   Beacon Roofing Supply, Inc.........................  4,820  114,186
*   Blount International, Inc..........................  7,159  110,964
*   BlueLinx Holdings, Inc.............................  3,787    3,938
    Brady Corp. Class A................................  4,124  107,925
*   Breeze-Eastern Corp................................    497    4,995
#   Briggs & Stratton Corp.............................  5,115   94,167
    Brink's Co. (The)..................................  4,162   93,270
#*  Builders FirstSource, Inc..........................  9,365   55,441
*   CAI International, Inc.............................  1,816   38,082
    Carlisle Cos., Inc.................................  5,295  474,856
*   Casella Waste Systems, Inc. Class A................  1,900    7,239
#*  CBIZ, Inc..........................................  6,664   55,178
    CDI Corp...........................................  2,402   40,810
    Ceco Environmental Corp............................  1,371   18,810
    Celadon Group, Inc.................................  2,400   57,192
#   CH Robinson Worldwide, Inc.........................  3,372  240,154
*   Chart Industries, Inc..............................  1,800   51,300
#   Chicago Bridge & Iron Co. NV.......................  2,082   71,850
    Cintas Corp........................................  4,857  382,246
    CIRCOR International, Inc..........................  1,865   92,112
    Civeo Corp.........................................  7,798   22,848
#   CLARCOR, Inc.......................................  4,528  283,136
#*  Clean Harbors, Inc.................................  4,985  235,890
#*  Colfax Corp........................................  2,832  128,318
    Columbus McKinnon Corp.............................  2,111   52,881
    Comfort Systems USA, Inc...........................  3,427   57,060
*   Commercial Vehicle Group, Inc......................  1,100    6,083

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Industrials -- (Continued)
    Con-way, Inc.......................................  5,126 $  210,012
    Copa Holdings SA Class A...........................  2,599    279,418
*   Copart, Inc........................................  6,700    245,220
    Corporate Executive Board Co. (The)................  2,528    173,219
    Courier Corp.......................................  1,900     44,593
#   Covanta Holding Corp............................... 14,572    297,852
*   Covenant Transportation Group, Inc. Class A........  1,701     48,138
*   CPI Aerostructures, Inc............................    400      4,700
*   CRA International, Inc.............................    600     17,718
    Crane Co...........................................  4,101    249,956
    CSX Corp........................................... 39,963  1,330,768
*   CTPartners Executive Search, Inc...................    467      2,559
    Cummins, Inc.......................................  2,484    346,419
    Curtiss-Wright Corp................................  4,512    300,183
    Danaher Corp....................................... 15,115  1,245,174
#   Deere & Co.........................................  9,418    802,319
    Delta Air Lines, Inc............................... 23,155  1,095,463
#   Deluxe Corp........................................  5,250    340,882
#   Donaldson Co., Inc.................................  6,402    234,057
    Douglas Dynamics, Inc..............................  2,136     43,126
    Dover Corp.........................................  9,353    655,084
*   Ducommun, Inc......................................  1,256     32,618
    Dun & Bradstreet Corp. (The).......................  1,684    193,845
*   DXP Enterprises, Inc...............................  1,200     49,224
*   Dycom Industries, Inc..............................  3,315    102,135
    Dynamic Materials Corp.............................  1,500     21,240
    Eastern Co. (The)..................................    312      5,903
    Eaton Corp. P.L.C..................................  7,195    453,933
#*  Echo Global Logistics, Inc.........................  2,019     53,302
    EMCOR Group, Inc...................................  5,809    234,451
    Emerson Electric Co................................ 14,458    823,239
    Encore Wire Corp...................................  2,116     64,813
#*  Energy Recovery, Inc...............................  3,500     11,550
    EnerSys............................................  4,945    288,689
*   Engility Holdings, Inc.............................  1,878     74,932
    Ennis, Inc.........................................  2,743     36,592
*   EnPro Industries, Inc..............................  2,200    130,526
    Equifax, Inc.......................................  5,069    428,128
    ESCO Technologies, Inc.............................  2,552     91,923
    Espey Manufacturing & Electronics Corp.............    200      5,362
    Expeditors International of Washington, Inc........  2,830    123,614
    Exponent, Inc......................................  1,100     88,154
#   Fastenal Co........................................  5,934    263,470
    Federal Signal Corp................................  4,281     65,371
    FedEx Corp.........................................  8,578  1,450,626
    Flowserve Corp.....................................  2,226    121,295
    Fluor Corp.........................................  8,307    445,172
#   Fortune Brands Home & Security, Inc................  4,901    219,516
    Forward Air Corp...................................  2,778    124,732
*   Franklin Covey Co..................................  1,096     19,805
#   Franklin Electric Co., Inc.........................  4,821    164,926
    FreightCar America, Inc............................    900     21,006
*   FTI Consulting, Inc................................  4,199    170,773

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
#*  Fuel Tech, Inc.....................................  1,500 $  4,845
*   Furmanite Corp.....................................  3,862   28,308
    G&K Services, Inc. Class A.........................  1,925  134,942
#   GATX Corp..........................................  3,852  220,142
#*  Generac Holdings, Inc..............................  3,418  149,503
#   General Cable Corp.................................  4,217   48,242
*   Genesee & Wyoming, Inc. Class A....................  3,914  322,709
*   Gibraltar Industries, Inc..........................  3,016   45,662
    Global Brass & Copper Holdings, Inc................  1,300   17,069
#   Global Power Equipment Group, Inc..................  1,450   17,878
#*  Goldfield Corp. (The)..............................    600    1,362
#   Gorman-Rupp Co. (The)..............................  1,756   50,064
*   GP Strategies Corp.................................  2,129   71,066
    Graco, Inc.........................................  2,666  189,926
#*  GrafTech International, Ltd........................ 10,247   37,197
    Graham Corp........................................    700   14,483
    Granite Construction, Inc..........................  3,119  106,296
*   Great Lakes Dredge & Dock Corp.....................  6,473   50,295
#   Greenbrier Cos., Inc. (The)........................  2,478  128,683
#   Griffon Corp.......................................  5,226   76,770
    H&E Equipment Services, Inc........................  2,268   39,781
    Hardinge, Inc......................................  1,051   11,992
    Harsco Corp........................................  9,114  134,523
*   Hawaiian Holdings, Inc.............................  5,433  105,618
#*  HC2 Holdings, Inc..................................    936    6,983
*   HD Supply Holdings, Inc............................  8,375  241,451
#   Healthcare Services Group, Inc.....................  3,376  106,378
#   Heartland Express, Inc............................. 11,016  283,001
#   HEICO Corp.........................................  1,200   72,816
    HEICO Corp. Class A................................  2,387  112,595
    Heidrick & Struggles International, Inc............  2,133   47,267
*   Heritage-Crystal Clean, Inc........................     57      727
    Herman Miller, Inc.................................  3,945  114,602
*   Hertz Global Holdings, Inc......................... 31,214  640,511
    Hexcel Corp........................................  7,900  349,417
*   Hill International, Inc............................  2,600    9,932
    Hillenbrand, Inc...................................  7,073  222,163
#   HNI Corp...........................................  4,707  231,820
    Honeywell International, Inc.......................  8,169  798,601
    Houston Wire & Cable Co............................  1,200   13,284
#*  Hub Group, Inc. Class A............................  4,450  148,630
    Hubbell, Inc. Class A..............................    167   18,128
    Hubbell, Inc. Class B..............................  2,550  270,402
*   Hudson Global, Inc.................................  2,300    5,635
    Hurco Cos., Inc....................................    500   17,540
*   Huron Consulting Group, Inc........................  2,502  188,200
    Hyster-Yale Materials Handling, Inc................  1,249   78,250
*   ICF International, Inc.............................  1,939   72,441
    IDEX Corp..........................................  5,331  385,698
*   IHS, Inc. Class A..................................  2,000  230,260
    Illinois Tool Works, Inc...........................  6,572  611,787
    Ingersoll-Rand P.L.C...............................  9,063  601,783
*   InnerWorkings, Inc.................................  4,367   22,403

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
#*  Innovative Solutions & Support, Inc................    400 $  1,576
    Insperity, Inc.....................................  2,668  111,896
    Insteel Industries, Inc............................  1,312   26,791
*   Integrated Electrical Services, Inc................    315    2,303
    Interface, Inc.....................................  4,868   76,476
#   International Shipholding Corp.....................    500    8,380
#   Intersections, Inc.................................  1,300    4,446
    ITT Corp...........................................  6,349  227,358
*   Jacobs Engineering Group, Inc......................  4,362  166,192
#   JB Hunt Transport Services, Inc....................  2,500  199,025
#*  JetBlue Airways Corp............................... 30,845  517,888
    John Bean Technologies Corp........................  2,511   75,807
#   Joy Global, Inc....................................  7,414  310,943
    Kadant, Inc........................................    500   19,870
#   Kaman Corp.........................................  2,194   83,416
    Kansas City Southern...............................  5,141  565,973
    KAR Auction Services, Inc.......................... 14,392  490,911
    KBR, Inc...........................................  7,060  116,702
    Kelly Services, Inc. Class A.......................  3,623   61,229
#   Kennametal, Inc....................................  6,737  211,677
*   Key Technology, Inc................................    200    2,560
    Kforce, Inc........................................  3,020   70,668
    Kimball International, Inc. Class B................  2,971   25,759
*   Kirby Corp.........................................  5,460  395,795
*   KLX, Inc...........................................  2,153   84,634
#   Knight Transportation, Inc.........................  9,295  264,815
#   Knightsbridge Shipping, Ltd........................  3,722   14,925
    Knoll, Inc.........................................  4,272   87,533
*   Korn/Ferry International...........................  3,862  110,067
    Landstar System, Inc...............................  2,070  132,646
*   Lawson Products, Inc...............................    700   17,220
#*  Layne Christensen Co...............................  1,949   15,767
    LB Foster Co. Class A..............................    951   45,087
    Lennox International, Inc..........................  2,262  222,377
    Lincoln Electric Holdings, Inc.....................  5,552  377,036
#   Lindsay Corp.......................................  1,207  104,309
*   LMI Aerospace, Inc.................................    900   12,780
    LS Starrett Co. (The) Class A......................    230    4,961
    LSI Industries, Inc................................  1,905   13,983
*   Lydall, Inc........................................  1,100   30,305
*   Magnetek, Inc......................................    450   17,784
#   Manitowoc Co., Inc. (The).......................... 12,568  235,022
    Manpowergroup, Inc.................................  5,327  388,232
    Marten Transport, Ltd..............................  3,597   73,559
    Masco Corp.........................................  7,631  189,554
#*  MasTec, Inc........................................  7,832  145,049
    Matson, Inc........................................  3,461  120,270
    Matthews International Corp. Class A...............  2,539  117,632
    McGrath RentCorp...................................  2,066   62,765
*   Meritor, Inc.......................................  6,964   89,139
*   Mfri, Inc..........................................    300    1,674
*   Middleby Corp. (The)...............................  2,430  230,899
    Miller Industries, Inc.............................    800   16,160

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Industrials -- (Continued)
*   Mistras Group, Inc.................................  1,695 $   34,069
    Mobile Mini, Inc...................................  4,479    162,588
*   Moog, Inc. Class A.................................  3,378    237,473
*   MRC Global, Inc....................................  4,880     52,753
    MSA Safety, Inc....................................  3,267    142,637
    MSC Industrial Direct Co., Inc. Class A............  4,066    305,235
    Mueller Industries, Inc............................  5,524    173,398
    Mueller Water Products, Inc. Class A............... 21,496    219,904
    Multi-Color Corp...................................    835     48,614
*   MYR Group, Inc.....................................  2,344     58,670
*   Navigant Consulting, Inc...........................  4,670     67,388
*   NCI Building Systems, Inc..........................  4,080     62,954
    Nielsen NV.........................................  4,825    210,177
    NL Industries, Inc.................................  2,000     14,020
    NN, Inc............................................  1,333     30,726
#   Nordson Corp.......................................  3,243    236,285
    Norfolk Southern Corp.............................. 10,600  1,080,882
#*  Nortek, Inc........................................    919     70,147
*   Northwest Pipe Co..................................    665     15,913
#*  NOW, Inc...........................................  2,403     59,955
*   Old Dominion Freight Line, Inc.....................  6,405    449,119
*   On Assignment, Inc.................................  5,609    197,044
#*  Orion Energy Systems, Inc..........................    900      4,077
*   Orion Marine Group, Inc............................  2,461     22,469
    Oshkosh Corp.......................................  8,445    361,868
    Owens Corning...................................... 10,762    431,018
    PACCAR, Inc........................................ 12,117    728,353
    Pall Corp..........................................  1,800    174,168
*   PAM Transportation Services, Inc...................    633     36,651
    Park-Ohio Holdings Corp............................  1,583     84,580
    Parker Hannifin Corp...............................  4,193    488,317
*   Patrick Industries, Inc............................  1,555     66,865
*   Pendrell Corp......................................  6,146      7,990
    Pentair P.L.C......................................  7,294    450,842
#*  Performant Financial Corp..........................  6,812     33,788
*   PGT, Inc...........................................  8,317     71,443
    Pitney Bowes, Inc..................................  9,792    234,812
#*  Ply Gem Holdings, Inc..............................  4,100     51,660
*   PMFG, Inc..........................................    999      4,805
#*  Polypore International, Inc........................  3,141    140,466
    Powell Industries, Inc.............................    901     35,148
*   PowerSecure International, Inc.....................  1,907     17,926
    Precision Castparts Corp...........................  4,599    920,260
    Preformed Line Products Co.........................    428     20,463
    Primoris Services Corp.............................  6,129    115,103
*   Proto Labs, Inc....................................    741     47,713
    Quad/Graphics, Inc.................................  2,842     56,954
*   Quality Distribution, Inc..........................  1,489     12,418
    Quanex Building Products Corp......................  3,874     72,947
*   Quanta Services, Inc...............................  6,214    164,547
#*  Radiant Logistics, Inc.............................  2,376     11,429
#   Raven Industries, Inc..............................  3,272     70,152
    RBC Bearings, Inc..................................  2,352    136,510

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Industrials -- (Continued)
    RCM Technologies, Inc..............................    300 $    1,776
    Regal-Beloit Corp..................................  3,437    236,637
*   Republic Airways Holdings, Inc.....................  4,503     61,961
    Republic Services, Inc............................. 15,960    633,293
    Resources Connection, Inc..........................  3,398     56,747
*   Rexnord Corp....................................... 14,329    354,643
*   Roadrunner Transportation Systems, Inc.............  3,585     72,847
    Robert Half International, Inc.....................  3,697    214,648
    Rockwell Automation, Inc...........................  2,868    312,383
#   Rollins, Inc.......................................  7,149    236,274
    Roper Industries, Inc..............................  3,633    560,717
*   RPX Corp...........................................  5,300     65,455
#   RR Donnelley & Sons Co............................. 24,621    405,508
#*  Rush Enterprises, Inc. Class A.....................  2,908     81,424
    Ryder System, Inc..................................  6,952    575,556
*   Saia, Inc..........................................  2,876    121,108
*   Sensata Technologies Holding NV....................  3,033    149,588
#   SIFCO Industries, Inc..............................    157      4,551
    Simpson Manufacturing Co., Inc.....................  4,083    133,269
    SkyWest, Inc.......................................  5,524     69,326
*   SL Industries, Inc.................................    560     23,940
    Snap-on, Inc.......................................  2,500    331,775
#*  SolarCity Corp.....................................  1,500     72,915
    Southwest Airlines Co.............................. 38,606  1,744,219
*   SP Plus Corp.......................................  1,107     24,708
*   Spirit Aerosystems Holdings, Inc. Class A..........  6,809    306,677
*   Spirit Airlines, Inc...............................  5,133    380,561
    SPX Corp...........................................  3,471    290,071
#*  Standard Register Co. (The)........................    220        345
    Standex International Corp.........................  1,192     83,547
    Stanley Black & Decker, Inc........................  6,153    576,228
    Steelcase, Inc. Class A............................ 10,033    169,357
*   Stericycle, Inc....................................  1,193    156,629
*   Sterling Construction Co., Inc.....................    832      2,887
*   Stock Building Supply Holdings, Inc................  1,667     25,972
#   Sun Hydraulics Corp................................  2,299     83,316
    Supreme Industries, Inc. Class A...................  1,500     11,565
#*  Swift Transportation Co............................  9,485    233,141
#   TAL International Group, Inc.......................  3,220    130,893
*   Taser International, Inc...........................  4,043    109,201
*   Team, Inc..........................................  1,660     63,312
*   Tecumseh Products Co...............................    610      2,159
*   Teledyne Technologies, Inc.........................  3,321    315,628
    Tennant Co.........................................  1,635    106,618
#   Terex Corp.........................................  9,365    210,525
    Tetra Tech, Inc....................................  6,259    144,145
#   Textainer Group Holdings, Ltd......................  5,806    190,495
*   Thermon Group Holdings, Inc........................  2,394     48,957
    Timken Co. (The)...................................  7,831    297,656
#   Titan International, Inc...........................  3,320     29,681
#*  Titan Machinery, Inc...............................  1,637     23,131
    Toro Co. (The).....................................  2,560    166,170
    Towers Watson & Co. Class A........................  2,442    289,377

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Industrials -- (Continued)
    TransDigm Group, Inc...............................  1,078 $   221,561
*   TRC Cos., Inc......................................  1,036       7,159
#*  Trex Co., Inc......................................  1,936      82,338
*   Trimas Corp........................................  3,517      94,924
#   Trinity Industries, Inc............................ 13,370     353,904
#   Triumph Group, Inc.................................  4,587     261,734
*   TrueBlue, Inc......................................  3,640      80,298
*   Tutor Perini Corp..................................  4,450      96,609
    Twin Disc, Inc.....................................  1,100      17,710
    Tyco International P.L.C........................... 13,506     551,180
*   Ultralife Corp.....................................    900       3,015
    UniFirst Corp......................................  1,405     163,163
    Union Pacific Corp................................. 30,954   3,628,118
*   United Continental Holdings, Inc................... 24,322   1,687,217
    United Parcel Service, Inc. Class B................  6,514     643,844
*   United Rentals, Inc................................  7,158     593,040
#   United Stationers, Inc.............................  3,103     125,082
    United Technologies Corp........................... 12,279   1,409,384
    Universal Forest Products, Inc.....................  2,015     100,871
    Universal Truckload Services, Inc..................  2,487      58,594
#   US Ecology, Inc....................................  2,310      95,773
#*  USA Truck, Inc.....................................    905      25,159
#*  USG Corp...........................................  4,837     147,287
#*  UTi Worldwide, Inc................................. 10,073     119,567
#   Valmont Industries, Inc............................  2,227     267,507
*   Verisk Analytics, Inc. Class A.....................  3,938     253,410
#*  Veritiv Corp.......................................    833      42,375
    Viad Corp..........................................  2,548      68,745
#*  Vicor Corp.........................................  1,600      17,232
    VSE Corp...........................................    500      36,185
#*  Wabash National Corp...............................  7,495      93,463
*   WABCO Holdings, Inc................................  2,422     230,502
    Wabtec Corp........................................  1,400     116,830
    Waste Connections, Inc............................. 12,580     543,708
    Waste Management, Inc..............................  9,825     505,300
#   Watsco, Inc........................................  2,518     274,109
    Watts Water Technologies, Inc. Class A.............  2,837     166,333
#   Werner Enterprises, Inc............................  7,357     209,895
#*  Wesco Aircraft Holdings, Inc.......................  3,750      48,900
#*  WESCO International, Inc...........................  4,700     313,772
#   West Corp..........................................  5,126     167,620
*   Willis Lease Finance Corp..........................    400       8,264
#   Woodward, Inc......................................  5,597     249,682
#   WW Grainger, Inc...................................  1,477     348,336
*   Xerium Technologies, Inc...........................    805      12,389
#*  XPO Logistics, Inc.................................  4,765     175,304
    Xylem, Inc.........................................  7,140     243,474
*   YRC Worldwide, Inc.................................  2,288      36,288
                                                               -----------
Total Industrials.............................................  77,856,954
                                                               -----------
Information Technology -- (16.9%)
#*  3D Systems Corp....................................  1,697      49,349
    Accenture P.L.C. Class A...........................  6,635     557,539

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   ACI Worldwide, Inc.................................  12,043 $   222,434
    Activision Blizzard, Inc...........................  27,130     566,881
*   Actua Corp.........................................   3,848      61,953
*   Acxiom Corp........................................   7,419     135,026
*   Adobe Systems, Inc.................................   2,344     164,385
#   ADTRAN, Inc........................................   3,700      81,807
*   Advanced Energy Industries, Inc....................   3,977      95,448
#*  Advanced Micro Devices, Inc........................  29,202      75,049
#   Advent Software, Inc...............................   3,724     155,849
#*  Agilysys, Inc......................................   1,500      15,570
*   Akamai Technologies, Inc...........................   2,915     169,522
*   Alliance Data Systems Corp.........................   1,978     571,306
*   Alpha & Omega Semiconductor, Ltd...................   1,573      13,795
    Altera Corp........................................   8,814     290,201
    Amdocs, Ltd........................................   6,646     320,204
    American Software, Inc. Class A....................   1,755      14,549
*   Amkor Technology, Inc..............................  10,538      66,916
    Amphenol Corp. Class A.............................   5,258     282,407
*   Amtech Systems, Inc................................     400       3,268
#*  ANADIGICS, Inc.....................................   1,360       1,469
    Analog Devices, Inc................................   7,988     416,215
*   Anixter International, Inc.........................   3,263     245,900
*   ANSYS, Inc.........................................   3,325     268,228
*   AOL, Inc...........................................   6,256     270,572
    Apple, Inc......................................... 113,939  13,349,093
    Applied Materials, Inc.............................  15,059     343,948
*   ARRIS Group, Inc...................................  12,899     338,212
*   Arrow Electronics, Inc.............................   9,061     498,717
*   Aspen Technology, Inc..............................   3,712     131,201
*   Atmel Corp.........................................  11,100      92,463
*   Autodesk, Inc......................................   2,200     118,811
    Automatic Data Processing, Inc.....................   4,797     395,896
    Avago Technologies, Ltd............................   3,100     318,928
*   AVG Technologies NV................................   9,784     193,528
*   Aviat Networks, Inc................................   3,735       4,781
#*  Avid Technology, Inc...............................   2,744      35,562
    Avnet, Inc.........................................  10,669     444,044
    AVX Corp...........................................  11,185     144,622
*   Axcelis Technologies, Inc..........................  13,615      32,676
*   AXT, Inc...........................................   2,400       6,672
#   Badger Meter, Inc..................................   1,500      89,790
#*  Bankrate, Inc......................................   7,400      92,352
    Bel Fuse, Inc. Class B.............................   1,200      28,224
    Belden, Inc........................................   2,262     187,610
*   Benchmark Electronics, Inc.........................   4,214     102,105
    Black Box Corp.....................................   1,262      26,515
    Blackbaud, Inc.....................................   3,332     145,642
#*  Blackhawk Network Holdings, Inc. Class B...........   2,878      95,291
#*  Blucora, Inc.......................................   3,873      52,363
    Booz Allen Hamilton Holding Corp...................   6,189     180,162
*   Bottomline Technologies de, Inc....................   2,535      62,792
    Broadcom Corp. Class A.............................   6,200     263,097
    Broadridge Financial Solutions, Inc................   7,885     378,401

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   BroadVision, Inc...................................     200 $    1,206
    Brocade Communications Systems, Inc................  39,080    434,570
    Brooks Automation, Inc.............................   7,292     94,140
*   Bsquare Corp.......................................     500      2,215
*   BTU International, Inc.............................     400      1,052
    CA, Inc............................................  20,378    617,453
*   Cabot Microelectronics Corp........................   2,165    106,973
*   CACI International, Inc. Class A...................   2,566    217,058
#*  Cadence Design Systems, Inc........................  10,300    185,297
#*  CalAmp Corp........................................   3,100     55,521
*   Calix, Inc.........................................   5,315     51,024
#*  Cardtronics, Inc...................................   5,688    191,174
*   Cascade Microtech, Inc.............................   1,080     14,537
#   Cass Information Systems, Inc......................     876     38,386
    CDK Global, Inc....................................   1,599     72,211
    CDW Corp...........................................   5,644    193,363
*   Ceva, Inc..........................................   1,827     33,452
*   Checkpoint Systems, Inc............................   4,200     54,432
*   Ciber, Inc.........................................   4,882     15,769
#*  Ciena Corp.........................................   7,459    138,141
*   Cimpress NV........................................   1,285    103,507
#*  Cirrus Logic, Inc..................................   6,738    178,557
    Cisco Systems, Inc................................. 122,649  3,233,641
*   Citrix Systems, Inc................................   4,653    275,737
#*  Clearfield, Inc....................................     600      7,068
*   Cognex Corp........................................   3,016    110,838
*   Cognizant Technology Solutions Corp. Class A.......   5,616    303,994
*   Coherent, Inc......................................   1,988    123,017
    Cohu, Inc..........................................   2,599     29,447
    Communications Systems, Inc........................     400      4,100
*   CommVault Systems, Inc.............................   2,924    127,428
    Computer Sciences Corp.............................  10,214    619,786
    Computer Task Group, Inc...........................   1,668     13,494
*   comScore, Inc......................................   1,191     49,498
    Comtech Telecommunications Corp....................   1,600     52,864
*   Comverse, Inc......................................     800     13,784
    Concurrent Computer Corp...........................   1,400      8,820
*   Constant Contact, Inc..............................   1,310     49,544
#   Convergys Corp.....................................   8,388    160,714
*   CoreLogic, Inc.....................................   9,208    305,706
#*  CoStar Group, Inc..................................   1,227    226,394
*   Covisint Corp......................................   2,639      5,859
#*  Cray, Inc..........................................   2,309     75,019
#*  Cree, Inc..........................................   5,708    201,835
#*  Crexendo, Inc......................................     100        143
    CSG Systems International, Inc.....................   3,464     84,937
    CTS Corp...........................................   1,493     23,888
    Daktronics, Inc....................................   2,912     36,051
*   Datalink Corp......................................   1,905     21,641
#*  Dealertrack Technologies, Inc......................   4,432    178,166
*   Demand Media, Inc..................................     663      2,685
*   Dice Holdings, Inc.................................   7,764     64,208
#   Diebold, Inc.......................................   2,991     93,319

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Information Technology -- (Continued)
*   Digi International, Inc............................  1,926 $   18,393
#   Digimarc Corp......................................    400     10,808
#*  Digital River, Inc.................................  2,881     73,552
*   Diodes, Inc........................................  3,494     92,346
    Dolby Laboratories, Inc. Class A...................  4,796    186,085
*   Dot Hill Systems Corp..............................    817      3,407
*   DSP Group, Inc.....................................  1,882     20,683
    DST Systems, Inc...................................  4,345    420,161
*   DTS, Inc...........................................  1,197     33,181
#   EarthLink Holdings Corp............................ 16,208     68,398
*   eBay, Inc.......................................... 12,822    679,566
#   Ebix, Inc..........................................  3,114     71,155
#*  Echelon Corp.......................................  1,167      1,634
*   EchoStar Corp. Class A.............................  4,056    211,602
    Electro Rent Corp..................................  2,186     28,178
    Electro Scientific Industries, Inc.................  3,565     22,353
*   Electronic Arts, Inc...............................  4,650    255,099
*   Electronics for Imaging, Inc.......................  3,022    116,800
#*  Ellie Mae, Inc.....................................  1,499     66,316
*   eMagin Corp........................................    200        590
    EMC Corp........................................... 44,025  1,141,568
*   Emcore Corp........................................  1,542      7,972
*   Emulex Corp........................................  8,592     53,786
#*  EnerNOC, Inc.......................................  3,307     56,947
*   Entegris, Inc...................................... 11,872    154,336
#*  Entropic Communications, Inc.......................  6,177     15,998
*   Envestnet, Inc.....................................  1,464     75,352
*   EPAM Systems, Inc..................................  3,103    151,830
    EPIQ Systems, Inc..................................  4,050     70,672
*   ePlus, Inc.........................................    624     42,083
#   Equinix, Inc.......................................    706    153,103
#*  Euronet Worldwide, Inc.............................  4,599    208,749
*   Exar Corp..........................................  4,467     40,292
*   ExlService Holdings, Inc...........................  2,149     63,138
*   Extreme Networks, Inc..............................  4,120     12,113
*   F5 Networks, Inc...................................  1,300    145,106
*   Fabrinet...........................................  3,362     54,901
*   Facebook, Inc. Class A............................. 13,695  1,039,587
#   FactSet Research Systems, Inc......................  1,863    267,508
    Fair Isaac Corp....................................  3,330    237,595
*   Fairchild Semiconductor International, Inc......... 12,052    184,998
*   FalconStor Software, Inc...........................  2,300      3,174
*   FARO Technologies, Inc.............................  1,300     71,955
    FEI Co.............................................  1,811    148,900
    Fidelity National Information Services, Inc........ 13,139    820,268
*   Finisar Corp....................................... 10,080    182,851
#*  First Solar, Inc...................................  7,263    307,370
*   Fiserv, Inc........................................ 11,032    800,151
*   FleetCor Technologies, Inc.........................  1,366    191,923
*   FormFactor, Inc....................................  5,406     40,815
    Forrester Research, Inc............................  1,323     49,930
*   Fortinet, Inc......................................  3,600    107,622
#*  Freescale Semiconductor, Ltd.......................  6,735    216,126

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   Frequency Electronics, Inc.........................     400 $    4,562
*   Gartner, Inc.......................................   1,984    167,092
*   Genpact, Ltd.......................................  17,527    351,767
    Global Payments, Inc...............................   6,039    527,265
*   Google, Inc. Class A...............................   3,334  1,792,192
*   Google, Inc. Class C...............................   3,265  1,745,208
*   GSI Group, Inc.....................................   2,146     28,370
*   GSI Technology, Inc................................   1,016      5,141
*   GTT Communications, Inc............................   2,462     28,338
#*  Guidance Software, Inc.............................     500      3,280
*   Guidewire Software, Inc............................   1,500     75,150
    Hackett Group, Inc. (The)..........................   2,800     21,224
*   Harmonic, Inc......................................   9,892     75,674
    Harris Corp........................................   3,800    255,094
    Heartland Payment Systems, Inc.....................   2,458    122,335
    Hewlett-Packard Co.................................  86,129  3,111,841
*   Higher One Holdings, Inc...........................   5,300     17,543
*   HomeAway, Inc......................................   3,532     90,031
#*  Hutchinson Technology, Inc.........................   2,400      8,376
    IAC/InterActiveCorp................................   6,680    407,146
*   ID Systems, Inc....................................     100        659
*   Identiv, Inc.......................................     249      3,140
*   IEC Electronics Corp...............................     450      2,016
*   iGATE Corp.........................................   5,132    181,673
*   II-VI, Inc.........................................   6,190    106,406
#*  Imation Corp.......................................   1,900      7,144
*   Immersion Corp.....................................   1,700     15,997
*   Infinera Corp......................................   7,987    128,750
*   Informatica Corp...................................   4,440    185,081
*   Ingram Micro, Inc. Class A.........................  11,954    301,002
*   Innodata, Inc......................................     700      2,002
*   Inphi Corp.........................................   2,200     43,120
*   Insight Enterprises, Inc...........................   4,000     94,680
*   Integrated Device Technology, Inc..................  11,570    211,615
    Integrated Silicon Solution, Inc...................   2,651     42,628
    Intel Corp......................................... 201,301  6,650,985
#*  Interactive Intelligence Group, Inc................     300     12,168
#   InterDigital, Inc..................................   3,547    177,279
#*  Internap Corp......................................   4,800     40,416
#   International Business Machines Corp...............   8,942  1,370,898
    Intersil Corp. Class A.............................  12,304    176,070
*   IntraLinks Holdings, Inc...........................   2,900     30,914
    Intuit, Inc........................................   2,740    237,887
#*  iPass, Inc.........................................   2,100      2,709
#*  IPG Photonics Corp.................................   4,300    320,952
#*  Itron, Inc.........................................   3,465    128,933
*   Ixia...............................................   7,078     71,771
    IXYS Corp..........................................   2,328     26,306
    j2 Global, Inc.....................................   3,921    225,222
    Jabil Circuit, Inc.................................  20,015    412,509
    Jack Henry & Associates, Inc.......................   4,616    283,284
#*  JDS Uniphase Corp..................................  16,851    204,740
    Juniper Networks, Inc..............................  13,845    314,697

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Information Technology -- (Continued)
#*  Kemet Corp.........................................  3,823 $   14,527
*   Key Tronic Corp....................................    700      6,454
*   Kimball Electronics, Inc...........................  2,228     22,681
    KLA-Tencor Corp....................................  7,152    439,633
#*  Knowles Corp.......................................  4,538     96,251
*   Kofax, Ltd.........................................  1,400      9,646
#*  Kopin Corp.........................................  1,622      5,920
*   Kulicke & Soffa Industries, Inc....................  7,775    117,947
*   KVH Industries, Inc................................    884     10,696
    Lam Research Corp..................................  7,227    552,432
*   Lattice Semiconductor Corp.........................  7,554     53,860
    Leidos Holdings, Inc...............................  4,143    171,520
#   Lexmark International, Inc. Class A................  6,300    251,433
*   Limelight Networks, Inc............................  7,507     19,969
    Linear Technology Corp.............................  4,791    215,308
*   LinkedIn Corp. Class A.............................    500    112,370
#*  Lionbridge Technologies, Inc.......................  7,777     38,729
#*  Liquidity Services, Inc............................    151      1,169
    Littelfuse, Inc....................................  2,023    199,751
*   LoJack Corp........................................  1,205      2,555
*   M/A-COM Technology Solutions Holdings, Inc.........  1,116     36,281
*   Magnachip Semiconductor Corp.......................  3,805     54,716
*   Manhattan Associates, Inc..........................  5,332    238,020
#   Marchex, Inc. Class B..............................  1,400      5,334
    Marvell Technology Group, Ltd...................... 15,570    241,179
    MasterCard, Inc. Class A........................... 10,340    848,190
#*  Mattersight Corp...................................    151        838
    Maxim Integrated Products, Inc..................... 11,504    380,667
    MAXIMUS, Inc.......................................  6,234    347,358
*   MaxLinear, Inc. Class A............................  1,000      8,050
#*  Maxwell Technologies, Inc..........................  1,381     10,993
    Mentor Graphics Corp............................... 11,565    266,111
*   Mercury Systems, Inc...............................  3,426     54,062
#   Mesa Laboratories, Inc.............................    256     19,500
    Methode Electronics, Inc...........................  3,800    137,446
    Micrel, Inc........................................  4,040     56,843
#   Microchip Technology, Inc..........................  8,411    379,336
*   Micron Technology, Inc............................. 37,307  1,091,789
*   Microsemi Corp.....................................  8,579    239,011
    Microsoft Corp..................................... 95,168  3,844,787
    MKS Instruments, Inc...............................  5,038    176,380
    MOCON, Inc.........................................    400      6,940
#*  ModusLink Global Solutions, Inc....................  2,008      7,249
*   MoneyGram International, Inc.......................  2,487     21,189
    Monolithic Power Systems, Inc......................  2,436    115,686
    Monotype Imaging Holdings, Inc.....................  3,218     94,416
#*  Monster Worldwide, Inc.............................  8,316     34,345
#*  MoSys, Inc.........................................  4,500      9,045
    Motorola Solutions, Inc............................  8,887    554,638
    MTS Systems Corp...................................  1,176     85,001
#*  Multi-Fineline Electronix, Inc.....................  1,449     18,851
*   Nanometrics, Inc...................................  2,275     35,353
*   NAPCO Security Technologies, Inc...................    990      4,920

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Information Technology -- (Continued)
    National Instruments Corp..........................  7,787 $  234,233
*   NCI, Inc. Class A..................................    397      4,891
*   NCR Corp........................................... 17,416    442,366
    NetApp, Inc........................................ 14,222    537,592
*   NETGEAR, Inc.......................................  3,272    110,495
#*  Netscout Systems, Inc..............................  2,794    100,305
#*  NetSuite, Inc......................................    550     54,136
#*  NeuStar, Inc. Class A..............................  2,100     55,209
*   Newport Corp.......................................  2,772     51,337
    NIC, Inc...........................................  4,348     71,394
*   Novatel Wireless, Inc..............................  1,800      9,504
#*  Nuance Communications, Inc......................... 22,574    310,280
#*  Numerex Corp. Class A..............................    800      8,384
#   NVIDIA Corp........................................ 20,860    400,616
*   Oclaro, Inc........................................  4,670      6,678
*   OmniVision Technologies, Inc.......................  5,271    142,528
*   ON Semiconductor Corp.............................. 43,551    435,946
    Oracle Corp........................................ 59,277  2,483,114
*   OSI Systems, Inc...................................  1,600    111,968
#*  Palo Alto Networks, Inc............................  1,100    139,029
#*  Pandora Media, Inc.................................  3,000     49,800
*   PAR Technology Corp................................    700      4,018
    Park Electrochemical Corp..........................  1,965     42,660
    Paychex, Inc.......................................  7,690    348,049
    PC Connection, Inc.................................  2,600     61,750
    PC-Tel, Inc........................................    700      5,873
*   PCM, Inc...........................................    700      6,650
*   PDF Solutions, Inc.................................  1,700     28,254
    Pegasystems, Inc...................................  4,884     95,580
    Perceptron, Inc....................................    800      8,568
*   Perficient, Inc....................................  3,179     57,222
*   Pericom Semiconductor Corp.........................  1,840     26,882
*   Photronics, Inc....................................  6,520     54,768
#*  Planar Systems, Inc................................    131        959
    Plantronics, Inc...................................  3,500    160,405
*   Plexus Corp........................................  2,938    111,321
*   PMC-Sierra, Inc.................................... 16,600    146,744
*   Polycom, Inc....................................... 10,695    142,243
    Power Integrations, Inc............................  1,757     90,626
*   PRGX Global, Inc...................................  2,000     10,380
#*  Procera Networks, Inc..............................  1,500     13,170
*   Progress Software Corp.............................  4,875    122,119
*   PTC, Inc...........................................  5,100    170,391
    QAD, Inc. Class A..................................  1,497     28,952
    QAD, Inc. Class B..................................    160      2,770
*   QLogic Corp........................................  9,117    121,803
*   Qorvo, Inc......................................... 11,015    813,678
    QUALCOMM, Inc...................................... 20,304  1,268,188
#*  Quantum Corp.......................................  4,896      7,736
#*  QuinStreet, Inc....................................  2,573     13,174
*   Qumu Corp..........................................    800     11,360
*   Rackspace Hosting, Inc.............................  6,436    289,363
*   Radisys Corp.......................................  1,829      4,243

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Information Technology -- (Continued)
#*  Rambus, Inc........................................  7,258 $ 81,652
*   RealD, Inc.........................................  3,135   34,015
*   RealNetworks, Inc..................................  7,413   52,113
#*  RealPage, Inc......................................  1,702   30,653
*   Red Hat, Inc.......................................  2,126  135,618
    Reis, Inc..........................................    600   13,500
    Richardson Electronics, Ltd........................    900    8,433
#*  Rightside Group, Ltd...............................    663    5,238
*   Riverbed Technology, Inc...........................  8,723  179,519
*   Rofin-Sinar Technologies, Inc......................  2,241   60,328
*   Rogers Corp........................................  1,173   86,638
#*  Rosetta Stone, Inc.................................  1,595   14,387
*   Rovi Corp..........................................  6,771  156,478
#*  Rubicon Technology, Inc............................  1,694    7,047
*   Rudolph Technologies, Inc..........................  2,708   27,161
*   Saba Software, Inc.................................  1,400   13,496
*   Salesforce.com, Inc................................  2,145  121,085
    SanDisk Corp.......................................  5,191  394,049
*   Sanmina Corp.......................................  8,115  171,876
*   Sapient Corp....................................... 11,200  278,432
*   ScanSource, Inc....................................  2,593   89,407
*   Seachange International, Inc.......................  3,525   24,887
#   Seagate Technology P.L.C...........................  6,116  345,187
*   Semtech Corp.......................................  4,384  111,617
*   ServiceNow, Inc....................................    878   64,006
*   ServiceSource International, Inc...................  4,300   14,405
*   ShoreTel, Inc......................................  2,000   14,160
*   Shutterstock, Inc..................................    849   47,790
*   Sigma Designs, Inc.................................  2,476   15,747
*   Silicon Graphics International Corp................  1,468   13,843
*   Silicon Image, Inc.................................  8,600   62,436
*   Silicon Laboratories, Inc..........................  3,026  132,418
    Skyworks Solutions, Inc............................  6,669  553,860
*   SMTC Corp..........................................  1,100    1,826
*   SolarWinds, Inc....................................  2,900  139,635
    Solera Holdings, Inc...............................  3,042  156,967
*   Sonus Networks, Inc................................  1,934   36,897
*   Spansion, Inc. Class A.............................  5,831  206,767
#*  Speed Commerce, Inc................................    600    1,428
*   Splunk, Inc........................................    200   10,330
    SS&C Technologies Holdings, Inc....................  6,500  359,645
*   Stamps.com, Inc....................................  1,221   55,641
*   StarTek, Inc.......................................    700    6,601
#*  Stratasys, Ltd.....................................  3,649  290,059
#*  SunEdison, Inc.....................................  5,401  101,161
#*  SunPower Corp......................................  6,203  149,616
*   Super Micro Computer, Inc..........................  2,560   93,619
*   support.com, Inc...................................  5,020    9,839
*   Sykes Enterprises, Inc.............................  4,017   90,463
    Symantec Corp...................................... 33,068  819,094
#*  Synaptics, Inc.....................................  2,345  180,119
*   Synchronoss Technologies, Inc......................  3,800  161,386
#   SYNNEX Corp........................................  3,649  270,719

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Information Technology -- (Continued)
*   Synopsys, Inc...................................... 10,217 $  439,229
*   Syntel, Inc........................................  3,208    138,746
*   Tableau Software, Inc. Class A.....................    400     32,304
#*  Take-Two Interactive Software, Inc................. 14,233    423,005
    TE Connectivity, Ltd...............................  6,900    458,091
*   Tech Data Corp.....................................  3,921    223,889
*   TechTarget, Inc....................................  1,000     11,050
*   TeleCommunication Systems, Inc. Class A............  6,025     17,051
#*  Telenav, Inc.......................................  4,400     28,512
*   TeleTech Holdings, Inc.............................  4,817    106,263
#*  Teradata Corp......................................  8,546    380,810
    Teradyne, Inc...................................... 16,246    294,053
    Tessco Technologies, Inc...........................    672     15,221
    Tessera Technologies, Inc..........................  5,070    187,996
    Texas Instruments, Inc............................. 12,038    643,431
*   TiVo, Inc..........................................  3,768     39,413
    Total System Services, Inc......................... 11,890    420,549
    Transact Technologies, Inc.........................    400      2,380
*   Trimble Navigation, Ltd............................  7,215    172,006
#*  TTM Technologies, Inc..............................  6,986     48,553
*   Twitter, Inc.......................................  1,000     37,530
*   Tyler Technologies, Inc............................  1,117    118,491
    Ubiquiti Networks, Inc.............................  2,227     58,559
#*  Ultimate Software Group, Inc. (The)................    680    100,647
*   Ultra Clean Holdings, Inc..........................  3,000     26,400
#*  Ultratech, Inc.....................................  2,800     44,632
*   Unisys Corp........................................  3,288     72,106
*   United Online, Inc.................................  1,294     17,081
#*  Unwired Planet, Inc................................  3,220      3,178
*   Vantiv, Inc. Class A...............................  9,256    318,314
#*  Veeco Instruments, Inc.............................  3,848    112,246
#*  VeriFone Systems, Inc..............................  6,690    209,999
*   Verint Systems, Inc................................  2,996    159,926
#*  VeriSign, Inc......................................  1,800     98,064
#*  ViaSat, Inc........................................  2,399    134,872
*   Viasystems Group, Inc..............................    804     12,872
*   Virtusa Corp.......................................  2,040     76,418
    Visa, Inc. Class A.................................  4,405  1,122,879
#   Vishay Intertechnology, Inc........................ 13,144    179,021
*   Vishay Precision Group, Inc........................    793     13,196
#*  VMware, Inc. Class A...............................    340     26,214
    Wayside Technology Group, Inc......................    200      3,546
*   Web.com Group, Inc.................................  3,410     51,525
#*  WebMD Health Corp..................................  1,999     77,461
*   Westell Technologies, Inc. Class A.................  2,172      2,715
    Western Digital Corp...............................  6,299    612,452
#   Western Union Co. (The)............................ 10,951    186,167
*   WEX, Inc...........................................  3,136    288,669
#*  Workday, Inc. Class A..............................    626     49,742
*   Xcerra Corp........................................  3,103     23,831
    Xilinx, Inc........................................  5,946    229,367
*   XO Group, Inc......................................  2,465     40,525
*   Yahoo!, Inc........................................ 15,538    683,517

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------ ------------
Information Technology -- (Continued)
#*  Yelp, Inc..........................................    600 $     31,482
*   Zebra Technologies Corp. Class A...................  3,124      260,729
#*  Zillow, Inc. Class A...............................    500       48,460
*   Zix Corp...........................................  5,819       20,599
#*  Zynga, Inc. Class A................................ 66,165      169,382
                                                               ------------
Total Information Technology...........................         101,029,049
                                                               ------------
Materials -- (4.8%)
    A Schulman, Inc....................................  2,365       82,420
*   AEP Industries, Inc................................    875       43,846
    Air Products & Chemicals, Inc......................  3,000      436,830
    Airgas, Inc........................................  5,063      570,296
    Albemarle Corp.....................................  9,046      436,560
    Alcoa, Inc......................................... 50,287      786,992
#   Allegheny Technologies, Inc........................  8,216      234,403
#*  Allied Nevada Gold Corp............................  1,571        1,618
#*  AM Castle & Co.....................................  1,581        9,565
#   American Vanguard Corp.............................  3,400       38,012
    Ampco-Pittsburgh Corp..............................  1,053       19,165
#   Aptargroup, Inc....................................  5,567      351,333
    Ashland, Inc.......................................  2,940      348,449
    Avery Dennison Corp................................  9,095      475,396
    Axiall Corp........................................  6,305      278,996
    Ball Corp..........................................  3,274      207,342
    Bemis Co., Inc..................................... 10,211      452,347
*   Berry Plastics Group, Inc..........................  5,689      192,402
*   Boise Cascade Co...................................  3,906      157,959
    Cabot Corp.........................................  4,742      201,108
*   Calgon Carbon Corp.................................  5,733      113,112
    Carpenter Technology Corp..........................  4,143      157,185
*   Century Aluminum Co................................  8,251      190,681
    CF Industries Holdings, Inc........................  3,965    1,210,832
    Chase Corp.........................................    998       35,728
*   Chemtura Corp......................................  9,802      213,586
*   Clearwater Paper Corp..............................  1,919      142,044
#   Cliffs Natural Resources, Inc......................  2,324       14,920
*   Codexis, Inc.......................................  2,200        8,404
#*  Coeur Mining, Inc..................................  8,300       52,290
    Commercial Metals Co............................... 12,372      166,032
    Compass Minerals International, Inc................  4,022      351,523
#*  Contango ORE, Inc..................................     20           80
*   Core Molding Technologies, Inc.....................    683        9,904
*   Crown Holdings, Inc................................  3,146      139,399
    Cytec Industries, Inc..............................  7,800      374,322
    Deltic Timber Corp.................................    681       42,563
    Domtar Corp........................................  4,958      189,891
    Dow Chemical Co. (The)............................. 37,652    1,700,364
    Eagle Materials, Inc...............................  2,000      142,440
    Ecolab, Inc........................................  3,686      382,496
    EI du Pont de Nemours & Co......................... 12,219      870,115
*   Ferro Corp......................................... 15,726      175,030
#*  Flotek Industries, Inc.............................  3,205       51,825
    FMC Corp...........................................  2,976      171,120

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Materials -- (Continued)
    Freeport-McMoRan, Inc.............................. 41,691 $700,826
    Friedman Industries, Inc...........................    400    2,504
    FutureFuel Corp....................................  2,972   32,662
    Globe Specialty Metals, Inc........................  5,499   84,795
*   Graphic Packaging Holding Co....................... 33,959  491,726
    Greif, Inc. Class A................................  2,100   80,220
#   Greif, Inc. Class B................................  1,052   46,088
#   Hawkins, Inc.......................................    817   31,463
    Haynes International, Inc..........................    794   30,910
#   HB Fuller Co.......................................  5,405  222,416
*   Headwaters, Inc....................................  4,392   61,839
#   Hecla Mining Co.................................... 35,506  116,815
#*  Horsehead Holding Corp.............................  4,750   63,840
#   Huntsman Corp...................................... 16,769  368,247
    Innophos Holdings, Inc.............................  2,105  125,332
    Innospec, Inc......................................  2,596  102,464
    International Flavors & Fragrances, Inc............  1,400  148,554
    International Paper Co............................. 15,455  813,860
#*  Intrepid Potash, Inc...............................  5,959   79,314
#   Kaiser Aluminum Corp...............................  1,125   77,974
    KapStone Paper and Packaging Corp.................. 12,344  368,715
    KMG Chemicals, Inc.................................    783   16,380
    Koppers Holdings, Inc..............................  1,876   34,068
*   Kraton Performance Polymers, Inc...................  2,656   51,367
    Kronos Worldwide, Inc..............................  5,675   63,730
#*  Louisiana-Pacific Corp............................. 13,787  225,693
*   LSB Industries, Inc................................  1,632   50,984
    LyondellBasell Industries NV Class A...............  9,153  723,911
    Martin Marietta Materials, Inc.....................    845   91,040
    Materion Corp......................................  2,000   65,900
#*  McEwen Mining, Inc.................................  4,528    5,660
    MeadWestvaco Corp..................................  8,916  448,297
*   Mercer International, Inc..........................  6,733   85,374
    Minerals Technologies, Inc.........................  3,338  218,072
#*  Molycorp, Inc......................................    470      155
    Mosaic Co. (The)................................... 10,173  495,323
    Myers Industries, Inc..............................  3,823   63,653
    Neenah Paper, Inc..................................  1,808  103,743
    NewMarket Corp.....................................    500  224,835
    Newmont Mining Corp................................ 22,395  563,234
#   Noranda Aluminum Holding Corp......................  5,483   16,614
    Nucor Corp.........................................  9,149  399,354
    Olin Corp..........................................  7,940  199,056
#   Olympic Steel, Inc.................................    600    8,226
    OM Group, Inc......................................  1,766   49,448
*   OMNOVA Solutions, Inc..............................  5,202   35,686
*   Owens-Illinois, Inc................................ 17,227  402,250
    Packaging Corp. of America.........................  6,186  469,208
*   Penford Corp.......................................    590   11,104
    PH Glatfelter Co...................................  4,312   98,615
    PolyOne Corp.......................................  8,773  312,231
    PPG Industries, Inc................................  1,366  304,454
    Praxair, Inc.......................................  3,738  450,765

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Materials -- (Continued)
    Quaker Chemical Corp...............................   1,400 $   110,488
    Reliance Steel & Aluminum Co.......................   5,704     298,719
#*  Rentech, Inc.......................................   5,699       6,839
*   Resolute Forest Products, Inc......................   3,562      60,554
    Rock-Tenn Co. Class A..............................   8,580     556,842
#   Royal Gold, Inc....................................   4,838     350,562
    RPM International, Inc.............................   7,104     339,997
*   RTI International Metals, Inc......................   3,057      68,171
#   Schnitzer Steel Industries, Inc. Class A...........   2,700      45,576
    Scotts Miracle-Gro Co. (The) Class A...............   3,637     230,695
    Sealed Air Corp....................................   5,588     226,314
    Sensient Technologies Corp.........................   3,678     224,358
    Sherwin-Williams Co. (The).........................     700     189,889
    Silgan Holdings, Inc...............................   7,131     366,605
    Sonoco Products Co.................................  10,314     455,879
#   Southern Copper Corp...............................   2,100      57,288
    Steel Dynamics, Inc................................  22,076     376,175
    Stepan Co..........................................   1,652      63,437
#*  Stillwater Mining Co...............................  10,155     138,819
    SunCoke Energy, Inc................................   6,774     102,287
    Synalloy Corp......................................     498       8,317
    TimkenSteel Corp...................................   3,691      99,657
*   Trecora Resources..................................   1,214      16,693
    Tredegar Corp......................................   1,324      28,320
    Tronox, Ltd. Class A...............................   5,749     121,534
#   United States Lime & Minerals, Inc.................     400      27,660
#   United States Steel Corp...........................  11,099     271,260
#*  Universal Stainless & Alloy Products, Inc..........     900      20,061
    Valspar Corp. (The)................................   2,101     175,286
    Vulcan Materials Co................................   3,952     278,656
#   Walter Energy, Inc.................................     550         513
#   Wausau Paper Corp..................................   2,808      28,529
    Westlake Chemical Corp.............................   6,310     361,626
    Worthington Industries, Inc........................   6,391     191,283
*   WR Grace & Co......................................   1,636     141,808
    Zep, Inc...........................................   1,294      20,730
                                                                -----------
Total Materials........................................          28,631,346
                                                                -----------
Other -- (0.0%)
o*  Gerber Scientific, Inc. Escrow Shares..............   1,200          --
                                                                -----------
Real Estate Investment Trusts -- (0.1%)
#   Iron Mountain, Inc.................................  11,691     465,769
                                                                -----------
Telecommunication Services -- (3.0%)
#*  8x8, Inc...........................................   1,219       9,399
*   Alteva.............................................     100         730
#   AT&T, Inc.......................................... 267,928   8,820,190
    Atlantic Tele-Network, Inc.........................   1,482      98,449
#*  Boingo Wireless, Inc...............................   2,902      24,522
    CenturyLink, Inc...................................  24,232     900,703
*   Cincinnati Bell, Inc...............................  18,105      53,048
    Cogent Communications Holdings, Inc................   3,222     119,407

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Telecommunication Services -- (Continued)
#   Consolidated Communications Holdings, Inc..........  6,389 $   148,736
#   Frontier Communications Corp....................... 94,635     635,474
*   General Communication, Inc. Class A................  4,100      60,188
*   Hawaiian Telcom Holdco, Inc........................    865      22,516
    IDT Corp. Class B..................................  3,068      65,532
    Inteliquent, Inc...................................  4,593      77,254
#*  Intelsat SA........................................  4,493      70,765
#*  Iridium Communications, Inc........................  4,837      41,163
*   Level 3 Communications, Inc........................  9,472     471,137
#   Lumos Networks Corp................................  2,200      35,266
#   NTELOS Holdings Corp...............................  1,700       6,970
*   ORBCOMM, Inc.......................................  4,550      25,298
*   Premiere Global Services, Inc......................  4,670      41,283
*   SBA Communications Corp. Class A...................  3,117     363,754
    Shenandoah Telecommunications Co...................  4,421     131,348
    Spok Holdings, Inc.................................  1,798      30,782
#*  Sprint Corp........................................ 14,511      62,397
#*  Straight Path Communications, Inc. Class B.........    984      18,873
#*  T-Mobile US, Inc...................................  6,336     191,221
    Telephone & Data Systems, Inc...................... 10,022     233,012
#*  United States Cellular Corp........................  1,820      63,318
    Verizon Communications, Inc........................ 97,571   4,459,970
*   Vonage Holdings Corp............................... 13,116      55,087
    Windstream Holdings, Inc........................... 75,198     597,824
                                                               -----------
Total Telecommunication Services.......................         17,935,616
                                                               -----------
Utilities -- (2.5%)
    AES Corp........................................... 11,991     146,530
    AGL Resources, Inc.................................  3,224     181,769
    ALLETE, Inc........................................  3,220     182,413
    Alliant Energy Corp................................  3,065     210,290
    Ameren Corp........................................  3,764     170,434
    American Electric Power Co., Inc...................  4,318     271,214
    American States Water Co...........................  3,000     118,920
    American Water Works Co., Inc......................  2,882     161,795
#   Aqua America, Inc..................................  7,541     203,984
    Artesian Resources Corp. Class A...................    400       8,860
    Atmos Energy Corp..................................  4,294     244,372
#   Avista Corp........................................  4,581     170,093
    Black Hills Corp...................................  3,248     162,920
*   Cadiz, Inc.........................................    300       2,898
    California Water Service Group.....................  3,500      85,890
*   Calpine Corp....................................... 28,165     588,085
    CenterPoint Energy, Inc............................  7,411     171,120
#   Chesapeake Utilities Corp..........................  1,092      53,246
    Cleco Corp.........................................  2,372     128,942
    CMS Energy Corp....................................  4,770     179,972
    Connecticut Water Service, Inc.....................    917      32,975
#   Consolidated Edison, Inc...........................  4,624     320,351
    Consolidated Water Co., Ltd........................    959      10,405
    Delta Natural Gas Co., Inc.........................    591      12,547
    Dominion Resources, Inc............................  5,042     387,679
    DTE Energy Co......................................  2,900     260,014

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Utilities -- (Continued)
    Duke Energy Corp...................................  5,754 $501,404
*   Dynegy, Inc........................................  9,610  262,545
    Edison International...............................  2,687  183,119
    El Paso Electric Co................................  3,000  120,180
    Empire District Electric Co. (The).................  3,337  101,678
    Entergy Corp.......................................  2,916  255,179
    Exelon Corp........................................  7,153  257,794
    FirstEnergy Corp...................................  6,859  276,623
    Gas Natural, Inc...................................    700    6,825
#   Genie Energy, Ltd. Class B.........................  1,601   10,038
    Great Plains Energy, Inc...........................  6,524  192,915
    Hawaiian Electric Industries, Inc..................  4,869  167,007
#   IDACORP, Inc.......................................  3,281  222,813
    Integrys Energy Group, Inc.........................  2,195  178,014
    ITC Holdings Corp..................................  6,629  281,998
#   Laclede Group, Inc. (The)..........................  3,000  161,280
    MDU Resources Group, Inc...........................  5,681  128,447
    MGE Energy, Inc....................................  2,263  103,872
#   Middlesex Water Co.................................  1,448   31,668
#   National Fuel Gas Co...............................  3,654  231,773
    New Jersey Resources Corp..........................  2,955  188,765
    NextEra Energy, Inc................................  3,767  411,507
    NiSource, Inc......................................  5,129  221,881
#   Northeast Utilities................................  5,199  288,960
#   Northwest Natural Gas Co...........................  1,777   88,690
#   NorthWestern Corp..................................  3,282  189,568
    NRG Energy, Inc.................................... 11,416  281,519
#   NRG Yield, Inc. Class A............................  1,304   68,956
    OGE Energy Corp....................................  3,200  112,576
#   ONE Gas, Inc.......................................  3,674  162,354
    Ormat Technologies, Inc............................  3,572   95,551
#   Otter Tail Corp....................................  2,643   81,722
    Pepco Holdings, Inc................................  2,789   76,558
    PG&E Corp..........................................  4,079  239,886
    Piedmont Natural Gas Co., Inc......................  3,151  125,693
    Pinnacle West Capital Corp.........................  2,793  196,013
    PNM Resources, Inc.................................  5,540  168,970
#   Portland General Electric Co.......................  5,000  198,500
    PPL Corp...........................................  4,699  166,814
    Public Service Enterprise Group, Inc...............  4,305  183,737
    Questar Corp.......................................  7,460  193,587
#   RGC Resources, Inc.................................    100    2,149
    SCANA Corp.........................................  2,029  129,389
    Sempra Energy......................................  1,853  207,388
    SJW Corp...........................................  1,548   52,276
    South Jersey Industries, Inc.......................  2,186  127,335
    Southern Co. (The).................................  7,780  394,602
    Southwest Gas Corp.................................  3,200  196,672
#   TECO Energy, Inc................................... 10,000  213,300
    UGI Corp........................................... 15,457  571,754
    UIL Holdings Corp..................................  3,790  174,340
    Unitil Corp........................................  1,246   46,551
#   Vectren Corp.......................................  3,548  170,020

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Utilities -- (Continued)
#     Westar Energy, Inc...............................     5,593 $    238,933
#     WGL Holdings, Inc................................     3,291      185,941
#     Wisconsin Energy Corp............................     3,570      199,099
      Xcel Energy, Inc.................................     7,919      297,200
#     York Water Co....................................       762       18,037
                                                                  ------------
Total Utilities........................................             15,109,683
                                                                  ------------
TOTAL COMMON STOCKS....................................            531,626,951
                                                                  ------------
RIGHTS/WARRANTS -- (0.0%)
o*    Leap Wireless International, Inc. Contingent
        Value Rights...................................     1,200        3,024
o#*   Magnum Hunter Resources Corp. Warrants 04/15/16..       732           --
o*    Safeway Casa Ley Contingent Value Rights.........    11,539       11,711
o*    Safeway PDC, LLC Contingent Value Rights.........    11,539          563
o*    Sears Holdings Corporation Rights................         1           --
                                                                  ------------
TOTAL RIGHTS/WARRANTS..................................                 15,298
                                                                  ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves,
        0.089%......................................... 1,206,471    1,206,471
                                                                  ------------
SECURITIES LENDING COLLATERAL -- (10.8%)
(S)@  DFA Short Term Investment Fund................... 5,559,556   64,324,060
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $465,583,765)^^....           $597,172,780
                                                                  ============

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary........ $ 90,133,014          --   --    $ 90,133,014
   Consumer Staples..............   30,905,771          --   --      30,905,771
   Energy........................   59,372,467          --   --      59,372,467
   Financials....................   95,255,920          --   --      95,255,920
   Health Care...................   14,931,362          --   --      14,931,362
   Industrials...................   77,856,954          --   --      77,856,954
   Information Technology........  101,029,049          --   --     101,029,049
   Materials.....................   28,631,346          --   --      28,631,346
   Other.........................           --          --   --              --
   Real Estate Investment
     Trusts......................      465,769          --   --         465,769
   Telecommunication Services....   17,935,616          --   --      17,935,616
   Utilities.....................   15,109,683          --   --      15,109,683
Rights/Warrants..................           -- $    15,298   --          15,298
Temporary Cash Investments.......    1,206,471          --   --       1,206,471
Securities Lending Collateral....           --  64,324,060   --      64,324,060
                                  ------------ -----------   --    ------------
TOTAL............................ $532,833,422 $64,339,358   --    $597,172,780
                                  ============ ===========   ==    ============

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                        SHARES   VALUE+
                                                        ------ ----------
COMMON STOCKS -- (90.6%)

Consumer Discretionary -- (13.9%)
*   1-800-Flowers.com, Inc. Class A....................    900 $    7,101
    Aaron's, Inc.......................................  4,114    130,249
#   Abercrombie & Fitch Co. Class A....................  3,503     89,397
    Advance Auto Parts, Inc............................  1,471    233,889
#*  Aeropostale, Inc...................................  1,900      4,636
    AH Belo Corp. Class A..............................  1,500     13,530
*   Amazon.com, Inc....................................  4,837  1,714,862
#*  AMC Networks, Inc. Class A.........................  1,567    104,519
*   America's Car-Mart, Inc............................    200     10,622
#*  American Axle & Manufacturing Holdings, Inc........  2,724     66,329
#   American Eagle Outfitters, Inc.....................  8,138    114,258
*   American Public Education, Inc.....................    300     10,071
*   ANN, Inc...........................................  3,244    107,376
*   Apollo Education Group, Inc. Class A...............  2,326     58,755
    Arctic Cat, Inc....................................    816     27,434
*   Asbury Automotive Group, Inc.......................  1,958    145,303
*   Ascena Retail Group, Inc...........................  7,600     87,856
#*  Ascent Capital Group, Inc. Class A.................    600     25,386
#   Autoliv, Inc.......................................  3,097    328,468
#*  AutoNation, Inc....................................  3,697    220,415
*   AutoZone, Inc......................................    500    298,480
#*  Barnes & Noble, Inc................................  3,478     81,698
    Bassett Furniture Industries, Inc..................    500     11,110
    bebe stores, Inc...................................  3,649     13,063
#*  Bed Bath & Beyond, Inc.............................  1,300     97,201
*   Belmond, Ltd. Class A..............................  3,642     40,026
    Best Buy Co., Inc.................................. 20,971    738,179
    Big 5 Sporting Goods Corp..........................    911     10,850
    Big Lots, Inc......................................  4,004    183,824
*   Biglari Holdings, Inc..............................    200     82,794
#*  BJ's Restaurants, Inc..............................  1,590     70,421
*   Bloomin' Brands, Inc...............................  4,944    122,191
#*  Blue Nile, Inc.....................................    771     23,963
    Blyth, Inc.........................................    400      2,964
#   Bob Evans Farms, Inc...............................  1,100     62,007
*   Books-A-Million, Inc...............................    300        756
    BorgWarner, Inc....................................  5,800    313,258
#*  Bridgepoint Education, Inc.........................    960      9,475
*   Bright Horizons Family Solutions, Inc..............  1,552     75,350
    Brinker International, Inc.........................  1,128     65,909
    Brown Shoe Co., Inc................................  2,300     65,297
#   Brunswick Corp.....................................  3,495    189,709
#   Buckle, Inc. (The).................................    933     47,387
#*  Buffalo Wild Wings, Inc............................    676    120,544
*   Build-A-Bear Workshop, Inc.........................    500     10,310
#*  Cabela's, Inc......................................  3,158    173,532
#   Cablevision Systems Corp. Class A..................  7,102    134,370
#   Callaway Golf Co...................................  4,913     40,090
*   Cambium Learning Group, Inc........................    900      2,259
    Capella Education Co...............................    400     27,196
*   Career Education Corp..............................  3,938     21,974

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Discretionary -- (Continued)
#*  CarMax, Inc........................................  4,415 $  274,171
*   Carmike Cinemas, Inc...............................    957     26,480
    Carnival Corp......................................  3,746    164,674
#   Carriage Services, Inc.............................    182      3,968
*   Carrols Restaurant Group, Inc......................    100        796
    Carter's, Inc......................................  3,738    304,610
    Cato Corp. (The) Class A...........................  2,771    117,490
*   Cavco Industries, Inc..............................    600     44,106
    CBS Corp. Class B..................................  5,410    296,522
#*  Central European Media Enterprises, Ltd. Class A...  2,252      5,855
*   Charter Communications, Inc. Class A...............  2,741    414,206
#   Cheesecake Factory, Inc. (The).....................  2,000    105,020
    Chico's FAS, Inc...................................  9,335    155,708
#   Children's Place, Inc. (The).......................  1,179     70,681
*   Chipotle Mexican Grill, Inc........................    500    354,920
#   Choice Hotels International, Inc...................  1,324     76,064
*   Christopher & Banks Corp...........................  2,500     13,025
    Churchill Downs, Inc...............................    701     66,588
#*  Chuy's Holdings, Inc...............................    553     11,818
    Cinemark Holdings, Inc.............................  5,535    205,736
*   Citi Trends, Inc...................................    400      9,156
    Clear Channel Outdoor Holdings, Inc. Class A.......  2,200     19,910
    Coach, Inc.........................................  2,299     85,500
    Collectors Universe, Inc...........................    299      7,027
    Columbia Sportswear Co.............................  2,365    100,512
    Comcast Corp. Class A.............................. 53,277  2,831,406
    Comcast Corp. Special Class A......................  8,100    428,490
#*  Conn's, Inc........................................  1,344     21,155
    Cooper Tire & Rubber Co............................  2,530     88,019
    Core-Mark Holding Co., Inc.........................    702     46,809
#   Cracker Barrel Old Country Store, Inc..............    836    112,450
*   Crocs, Inc.........................................  4,200     44,520
    CSS Industries, Inc................................    242      6,582
    CST Brands, Inc....................................  6,232    268,599
    Culp, Inc..........................................    400      8,036
#*  Cumulus Media, Inc. Class A........................  3,298     11,477
    Dana Holding Corp.................................. 12,577    262,482
#   Darden Restaurants, Inc............................  3,808    233,735
#*  Deckers Outdoor Corp...............................  1,578    104,227
    Delphi Automotive P.L.C............................  4,578    314,646
#*  Delta Apparel, Inc.................................    231      2,137
*   Denny's Corp.......................................  3,112     33,859
    Destination Maternity Corp.........................    800     12,248
#*  Destination XL Group, Inc..........................    900      4,572
    DeVry Education Group, Inc.........................  2,799    118,706
#*  Diamond Resorts International, Inc.................    576     16,347
    Dick's Sporting Goods, Inc.........................  4,100    211,765
    Dillard's, Inc. Class A............................  2,374    269,686
    DineEquity, Inc....................................  1,400    149,450
*   DIRECTV............................................  4,985    425,121
*   Discovery Communications, Inc......................  5,044    140,627
#*  Discovery Communications, Inc. Class A.............  1,700     49,275
*   DISH Network Corp. Class A.........................  4,808    338,243

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Discretionary -- (Continued)
*   Dollar General Corp................................ 10,357 $  694,540
*   Dollar Tree, Inc...................................  4,778    339,716
    Domino's Pizza, Inc................................  2,051    203,152
#*  Dorman Products, Inc...............................  1,723     78,793
    DR Horton, Inc..................................... 11,461    281,024
#*  DreamWorks Animation SKG, Inc. Class A.............  3,248     60,640
*   Drew Industries, Inc...............................  1,261     63,403
    DSW, Inc. Class A..................................  2,970    105,613
    Dunkin' Brands Group, Inc..........................  3,763    178,028
#   Emerson Radio Corp.................................    900        936
#*  Entercom Communications Corp. Class A..............  1,037     11,998
    Entravision Communications Corp. Class A...........  2,862     17,659
#   Escalade, Inc......................................    900     13,716
#   Ethan Allen Interiors, Inc.........................  1,336     36,366
*   EVINE Live, Inc....................................    500      3,135
#*  EW Scripps Co. (The) Class A.......................  1,807     35,652
    Expedia, Inc.......................................  1,882    161,720
*   Express, Inc.......................................  3,385     44,276
    Family Dollar Stores, Inc..........................  1,000     76,100
*   Famous Dave's Of America, Inc......................    400     12,108
#*  Federal-Mogul Holdings Corp........................  5,433     73,508
*   Fiesta Restaurant Group, Inc.......................    521     30,775
    Finish Line, Inc. (The) Class A....................  4,245    100,182
#*  Five Below, Inc....................................  1,858     61,909
    Flexsteel Industries, Inc..........................    561     16,718
#   Foot Locker, Inc...................................  5,251    279,458
    Ford Motor Co...................................... 97,323  1,431,621
*   Fossil Group, Inc..................................  3,058    299,072
*   Fox Factory Holding Corp...........................    977     14,841
#   Fred's, Inc. Class A...............................    874     14,508
#*  FTD Cos., Inc......................................    755     25,859
#*  Fuel Systems Solutions, Inc........................    700      7,518
#*  G-III Apparel Group, Ltd...........................  1,013     98,464
*   Gaiam, Inc. Class A................................    700      5,124
#   GameStop Corp. Class A.............................  6,970    245,692
*   Gaming Partners International Corp.................    100        829
    Gannett Co., Inc...................................  7,622    236,358
    Gap, Inc. (The)....................................  8,940    368,239
#   Garmin, Ltd........................................  4,900    256,564
*   Geeknet, Inc.......................................     50        392
    General Motors Co..................................  9,600    313,152
*   Genesco, Inc.......................................  1,502    107,318
    Gentex Corp........................................  2,400     40,056
*   Gentherm, Inc......................................  1,200     44,136
    Genuine Parts Co...................................  2,614    242,945
    GNC Holdings, Inc. Class A.........................  8,381    371,614
    Goodyear Tire & Rubber Co. (The)...................  5,700    138,168
#*  Gordmans Stores, Inc...............................    317      1,173
    Graham Holdings Co. Class B........................    400    374,128
*   Grand Canyon Education, Inc........................  1,503     65,861
*   Gray Television, Inc...............................  4,013     37,963
    Group 1 Automotive, Inc............................  1,617    129,991
#*  Groupon, Inc....................................... 17,800    127,448

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Discretionary -- (Continued)
    Guess?, Inc........................................  3,862 $   72,528
    H&R Block, Inc.....................................  6,360    218,021
    Hanesbrands, Inc...................................  4,273    475,927
    Harley-Davidson, Inc...............................  3,281    202,438
    Harman International Industries, Inc...............  1,781    230,871
    Harte-Hanks, Inc...................................  3,456     25,125
#   Hasbro, Inc........................................  3,314    182,005
    Haverty Furniture Cos., Inc........................    900     21,987
*   Helen of Troy, Ltd.................................  1,670    125,617
#*  Hibbett Sports, Inc................................    400     18,816
    Home Depot, Inc. (The)............................. 28,579  2,984,219
    Hooker Furniture Corp..............................    300      5,412
    HSN, Inc...........................................  3,043    235,650
*   Hyatt Hotels Corp. Class A.........................  1,252     70,438
#*  Iconix Brand Group, Inc............................  3,188    105,969
    International Game Technology......................  5,400     91,368
    International Speedway Corp. Class A...............    400     11,636
    Interpublic Group of Cos., Inc. (The)..............  9,500    189,430
    Interval Leisure Group, Inc........................  1,171     27,027
#*  iRobot Corp........................................  1,368     43,160
*   Isle of Capri Casinos, Inc.........................    970      9,933
#*  ITT Educational Services, Inc......................    500      3,635
    Jack in the Box, Inc...............................  1,660    140,751
*   JAKKS Pacific, Inc.................................    496      2,986
*   Jarden Corp........................................  1,125     54,022
#*  JC Penney Co., Inc.................................  9,587     69,697
    John Wiley & Sons, Inc. Class A....................  2,755    170,700
    Johnson Controls, Inc.............................. 10,887    505,919
*   Journal Communications, Inc. Class A...............  1,300     13,065
*   K12, Inc...........................................    764     10,864
*   Kate Spade & Co....................................  2,725     85,919
#   KB Home............................................  3,690     45,977
#*  Kirkland's, Inc....................................    500     11,635
    Kohl's Corp........................................  8,791    524,999
#*  Krispy Kreme Doughnuts, Inc........................    603     11,740
    L Brands, Inc......................................  4,900    414,687
    La-Z-Boy, Inc......................................  2,044     54,554
*   Lands' End, Inc....................................  1,108     38,437
    Las Vegas Sands Corp...............................  3,041    165,339
#*  LeapFrog Enterprises, Inc..........................  3,899      9,280
    Lear Corp..........................................  1,813    181,935
#   Leggett & Platt, Inc...............................  4,300    183,309
#   Lennar Corp. Class A...............................  4,000    179,640
    Lennar Corp. Class B...............................    400     14,444
    Libbey, Inc........................................  1,981     64,799
*   Liberty Broadband Corp.(530307206).................      4        198
*   Liberty Broadband Corp.(530307305).................  2,109     93,640
*   Liberty Broadband Corp. Class A....................    806     35,843
*   Liberty Global P.L.C. Class A......................  4,867    227,386
*   Liberty Global P.L.C. Series C..................... 11,451    522,051
*   Liberty Interactive Corp. Class A.................. 16,010    438,034
*   Liberty Media Corp.................................  5,863    200,046
*   Liberty Media Corp. Class A........................  2,899     98,711

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Discretionary -- (Continued)
*   Liberty Media Corp. Class B........................     17 $      674
*   Liberty Tax, Inc...................................    531     19,116
*   Liberty TripAdvisor Holdings, Inc. Class A.........  2,748     65,787
*   Liberty Ventures Series A..........................  5,091    190,149
#*  Life Time Fitness, Inc.............................  1,500     82,005
#   Lifetime Brands, Inc...............................    500      7,890
    Lions Gate Entertainment Corp......................  3,350     96,245
    Lithia Motors, Inc. Class A........................  1,697    143,736
*   Live Nation Entertainment, Inc.....................  8,415    200,025
*   LKQ Corp...........................................  8,810    227,386
*   Loral Space & Communications, Inc..................    620     44,584
    Lowe's Cos., Inc................................... 16,224  1,099,338
#*  Lululemon Athletica, Inc...........................  1,667    110,422
#*  Lumber Liquidators Holdings, Inc...................    594     37,511
*   M/I Homes, Inc.....................................  1,948     40,207
    Macy's, Inc........................................    500     31,940
*   Madison Square Garden Co. (The) Class A............  4,827    365,645
    Marcus Corp. (The).................................    300      5,658
    Marine Products Corp...............................    700      5,061
#*  MarineMax, Inc.....................................    700     17,857
#   Marriott International, Inc. Class A...............  7,025    523,362
    Marriott Vacations Worldwide Corp..................  1,442    110,313
#*  Martha Stewart Living Omnimedia, Inc. Class A......    700      3,248
#   Mattel, Inc........................................  7,205    193,814
*   McClatchy Co. (The) Class A........................  2,425      6,087
    McDonald's Corp.................................... 13,327  1,231,948
#   MDC Holdings, Inc..................................  3,445     86,125
*   Media General, Inc.................................    600      8,580
#   Men's Wearhouse, Inc. (The)........................  4,200    195,174
#   Meredith Corp......................................  1,942    101,101
#*  Meritage Homes Corp................................  2,284     83,160
#*  MGM Resorts International.......................... 14,457    281,622
*   Michael Kors Holdings, Ltd.........................  4,611    326,413
*   Modine Manufacturing Co............................  2,400     29,256
*   Mohawk Industries, Inc.............................  2,867    473,170
#   Monro Muffler Brake, Inc...........................    890     50,855
    Morningstar, Inc...................................  1,663    110,739
*   Motorcar Parts of America, Inc.....................    440     11,493
    Movado Group, Inc..................................    805     19,344
*   Murphy USA, Inc....................................  2,591    180,878
    NACCO Industries, Inc. Class A.....................    300     16,515
#*  Nathan's Famous, Inc...............................    200     16,088
#   National CineMedia, Inc............................  3,817     54,965
*   Nautilus, Inc......................................    913     13,001
*   Netflix, Inc.......................................    600    265,080
*   New York & Co., Inc................................  1,300      2,990
#   New York Times Co. (The) Class A...................  6,900     86,871
    Newell Rubbermaid, Inc.............................  5,896    217,386
*   News Corp. Class A.................................  7,731    115,115
*   News Corp. Class B.................................  2,775     40,071
    Nexstar Broadcasting Group, Inc. Class A...........  1,469     73,296
    NIKE, Inc. Class B................................. 16,931  1,561,885
#*  Noodles & Co.......................................    700     17,990

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Consumer Discretionary -- (Continued)
    Nordstrom, Inc.....................................  2,800 $213,360
#   Nutrisystem, Inc...................................    967   17,232
*   NVR, Inc...........................................    200  250,846
*   O'Reilly Automotive, Inc...........................  2,428  454,910
*   Office Depot, Inc.................................. 24,090  183,084
#   Omnicom Group, Inc.................................  6,223  453,034
*   Orbitz Worldwide, Inc..............................  2,761   25,484
#*  Outerwall, Inc.....................................  1,100   68,288
#*  Overstock.com, Inc.................................    299    6,692
    Oxford Industries, Inc.............................    800   44,752
#*  Pacific Sunwear of California, Inc.................  1,600    4,400
#*  Panera Bread Co. Class A...........................    563   96,757
    Papa John's International, Inc.....................  1,194   75,771
#*  Penn National Gaming, Inc..........................  5,620   84,131
    Penske Automotive Group, Inc.......................  3,616  174,834
*   Pep Boys-Manny, Moe & Jack (The)...................  2,800   23,604
*   Perry Ellis International, Inc.....................    600   14,346
#   PetMed Express, Inc................................    500    7,850
    PetSmart, Inc......................................  1,300  106,216
#   Pier 1 Imports, Inc................................  3,100   52,111
#   Polaris Industries, Inc............................  1,592  230,187
    Pool Corp..........................................  1,100   68,431
*   Popeyes Louisiana Kitchen, Inc.....................    875   50,242
*   Priceline Group, Inc. (The)........................    400  403,792
    PulteGroup, Inc....................................  5,586  115,016
    PVH Corp...........................................  3,366  371,135
#*  Quiksilver, Inc....................................  6,800   12,716
#*  Radio One, Inc. Class D............................    897    1,686
    Ralph Lauren Corp..................................  1,300  216,957
*   Red Lion Hotels Corp...............................    171    1,098
*   Red Robin Gourmet Burgers, Inc.....................    656   50,840
#   Regal Entertainment Group Class A..................  6,595  139,550
*   Regis Corp.........................................    798   12,569
    Remy International, Inc............................  1,180   25,099
#   Rent-A-Center, Inc.................................  2,336   80,078
#*  Rentrak Corp.......................................    200   15,386
#*  Restoration Hardware Holdings, Inc.................  1,044   91,381
    Ross Stores, Inc...................................  4,783  438,649
#   Royal Caribbean Cruises, Ltd.......................  3,225  243,649
*   Ruby Tuesday, Inc..................................  2,590   15,592
    Ruth's Hospitality Group, Inc......................  1,400   20,328
#   Ryland Group, Inc. (The)...........................  1,600   64,240
#   Saga Communications, Inc. Class A..................    133    5,409
#   Salem Communications Corp. Class A.................    400    2,788
*   Sally Beauty Holdings, Inc.........................  3,806  118,290
    Scholastic Corp....................................  1,600   58,848
#*  Scientific Games Corp. Class A.....................  1,408   16,628
#   Scripps Networks Interactive, Inc. Class A.........  3,064  217,820
#*  Sears Holdings Corp................................  3,481  110,835
    SeaWorld Entertainment, Inc........................  1,156   20,242
*   Select Comfort Corp................................  4,528  135,116
    Service Corp. International........................  5,767  130,507
*   Shiloh Industries, Inc.............................    200    2,446

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Discretionary -- (Continued)
    Shoe Carnival, Inc.................................  1,293 $   30,023
#*  Shutterfly, Inc....................................  1,200     52,644
    Signet Jewelers, Ltd...............................  1,500    181,665
#   Sinclair Broadcast Group, Inc. Class A.............  1,200     29,688
#*  Sirius XM Holdings, Inc............................ 36,864    130,867
    Six Flags Entertainment Corp.......................  3,240    139,190
*   Sizmek, Inc........................................  1,000      5,960
#*  Skechers U.S.A., Inc. Class A......................  1,833    110,622
*   Skullcandy, Inc....................................    764      7,655
*   Skyline Corp.......................................    100        375
    Sonic Automotive, Inc. Class A.....................  2,560     63,053
    Sonic Corp.........................................  2,800     84,756
#   Sotheby's..........................................  2,320     98,716
    Speedway Motorsports, Inc..........................    339      7,556
    Stage Stores, Inc..................................  1,891     37,820
    Standard Motor Products, Inc.......................  1,200     43,752
#*  Standard Pacific Corp.............................. 14,872    104,401
*   Stanley Furniture Co., Inc.........................    264        781
    Staples, Inc....................................... 26,269    447,886
    Starbucks Corp.....................................  7,100    621,463
    Starwood Hotels & Resorts Worldwide, Inc...........  2,655    191,080
#*  Starz..............................................  4,635    136,825
*   Starz Class B......................................     17        506
    Stein Mart, Inc....................................  1,256     17,283
*   Steiner Leisure, Ltd...............................    252     10,992
*   Steven Madden, Ltd.................................  3,453    118,576
#*  Stoneridge, Inc....................................    400      5,048
#   Strattec Security Corp.............................    130      8,190
*   Strayer Education, Inc.............................    203     13,601
#   Sturm Ruger & Co., Inc.............................    489     19,756
*   Systemax, Inc......................................  1,900     24,833
    Target Corp........................................  6,900    507,909
#*  Taylor Morrison Home Corp. Class A.................    900     15,993
*   Tempur Sealy International, Inc....................  2,382    131,081
*   Tenneco, Inc.......................................  1,200     61,704
#*  Tesla Motors, Inc..................................    800    162,880
#   Texas Roadhouse, Inc...............................  3,421    114,911
    Thor Industries, Inc...............................  2,200    123,970
    Tiffany & Co.......................................  3,178    275,342
    Time Warner Cable, Inc.............................  3,936    535,808
    Time Warner, Inc................................... 31,073  2,421,519
    Time, Inc..........................................  2,795     69,987
    TJX Cos., Inc. (The)............................... 16,192  1,067,700
*   Toll Brothers, Inc.................................  6,036    208,966
*   Tower International, Inc...........................    297      7,030
    Town Sports International Holdings, Inc............    600      3,948
    Tractor Supply Co..................................  3,435    278,819
    Trans World Entertainment Corp.....................  1,000      3,470
*   TRI Pointe Homes, Inc..............................    772     11,063
*   TripAdvisor, Inc...................................  2,100    140,721
*   TRW Automotive Holdings Corp.......................  3,360    346,651
#*  Tuesday Morning Corp...............................  1,000     17,700
#*  Tumi Holdings, Inc.................................  2,361     53,524

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Consumer Discretionary -- (Continued)
    Tupperware Brands Corp.............................  2,350 $   158,883
    Twenty-First Century Fox, Inc. Class A............. 30,924   1,025,440
    Twenty-First Century Fox, Inc. Class B.............  8,700     277,095
*   Ulta Salon Cosmetics & Fragrance, Inc..............  1,400     184,716
#*  Under Armour, Inc. Class A.........................  3,100     223,448
*   Unifi, Inc.........................................    690      22,239
*   Universal Electronics, Inc.........................    755      48,124
#*  Urban Outfitters, Inc..............................  5,318     185,385
*   US Auto Parts Network, Inc.........................    600       1,410
    Vail Resorts, Inc..................................  1,775     155,774
#*  Vera Bradley, Inc..................................    856      16,324
    VF Corp............................................  5,856     406,231
    Viacom, Inc. Class A...............................    300      19,452
    Viacom, Inc. Class B...............................  5,361     345,356
*   Vince Holding Corp.................................    529      12,405
*   Visteon Corp.......................................  2,540     246,253
#*  Vitamin Shoppe, Inc................................  1,630      68,900
#*  VOXX International Corp............................    518       4,144
    Walt Disney Co. (The).............................. 33,214   3,021,145
#*  Weight Watchers International, Inc.................  1,686      27,920
#   Wendy's Co. (The).................................. 14,715     155,096
#*  West Marine, Inc...................................    591       7,092
    Weyco Group, Inc...................................    389      10,511
    Whirlpool Corp.....................................  3,000     597,240
*   William Lyon Homes Class A.........................    500       9,540
    Williams-Sonoma, Inc...............................  4,117     322,155
    Winmark Corp.......................................    200      16,302
#   Winnebago Industries, Inc..........................  1,598      31,784
#   Wolverine World Wide, Inc..........................  4,319     121,580
    Wyndham Worldwide Corp.............................  3,700     310,023
    Yum! Brands, Inc...................................  2,287     165,304
*   Zagg, Inc..........................................  2,300      13,869
*   Zumiez, Inc........................................  2,090      77,936
                                                               -----------
Total Consumer Discretionary...........................         66,767,591
                                                               -----------
Consumer Staples -- (7.1%)
#   Alico, Inc.........................................    229      10,887
    Altria Group, Inc.................................. 64,455   3,422,560
    Andersons, Inc. (The)..............................  1,217      54,741
    Archer-Daniels-Midland Co..........................  7,539     351,544
#   Avon Products, Inc................................. 10,806      83,638
#   B&G Foods, Inc.....................................  1,781      53,145
#*  Boston Beer Co., Inc. (The) Class A................    500     157,260
#*  Boulder Brands, Inc................................  2,449      24,563
    Brown-Forman Corp. Class A.........................    508      45,070
    Brown-Forman Corp. Class B.........................  2,150     191,071
    Bunge, Ltd.........................................  2,000     179,060
#   Cal-Maine Foods, Inc...............................  1,200      42,060
    Calavo Growers, Inc................................    440      17,648
#   Campbell Soup Co...................................  7,313     334,497
    Casey's General Stores, Inc........................  3,017     275,452
*   Central Garden and Pet Co..........................    300       2,535
*   Central Garden and Pet Co. Class A.................  2,233      20,320

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Staples -- (Continued)
#*  Chefs' Warehouse, Inc. (The).......................    407 $    8,706
    Church & Dwight Co., Inc...........................  2,600    210,392
    Clorox Co. (The)...................................  4,663    497,589
#   Coca-Cola Bottling Co. Consolidated................    537     52,379
    Coca-Cola Co. (The)................................ 40,030  1,648,035
    Coca-Cola Enterprises, Inc.........................  9,228    388,499
    Colgate-Palmolive Co............................... 19,889  1,342,905
    ConAgra Foods, Inc.................................  7,608    269,551
*   Constellation Brands, Inc. Class A.................  3,818    421,698
    Costco Wholesale Corp..............................  8,553  1,222,993
#   Coty, Inc. Class A.................................  1,100     20,922
#*  Craft Brew Alliance, Inc...........................    500      5,950
#*  Crimson Wine Group, Ltd............................    265      2,385
    CVS Health Corp.................................... 27,329  2,682,615
*   Darling Ingredients, Inc...........................  4,268     72,471
#   Dean Foods Co......................................  3,636     65,884
*   Diamond Foods, Inc.................................    484     11,897
    Dr Pepper Snapple Group, Inc.......................  5,097    393,845
    Energizer Holdings, Inc............................  2,528    323,609
    Estee Lauder Cos., Inc. (The) Class A..............  7,028    496,107
#   Flowers Foods, Inc.................................  5,580    109,145
    Fresh Del Monte Produce, Inc.......................  2,290     77,013
#*  Fresh Market, Inc. (The)...........................  1,517     57,813
    General Mills, Inc.................................  7,297    382,947
#*  Hain Celestial Group, Inc. (The)...................  2,254    118,944
#   Herbalife, Ltd.....................................  1,600     48,768
#   Hershey Co. (The)..................................  1,673    170,997
    Hormel Foods Corp..................................  3,498    179,168
    Ingles Markets, Inc. Class A.......................    687     29,301
#   Ingredion, Inc.....................................  1,760    141,926
    Inter Parfums, Inc.................................  1,466     36,870
*   Inventure Foods, Inc...............................    521      5,299
    J&J Snack Foods Corp...............................    800     78,496
    JM Smucker Co. (The)...............................  3,894    401,666
    John B. Sanfilippo & Son, Inc......................     84      3,063
    Kellogg Co.........................................  3,200    209,856
    Keurig Green Mountain, Inc.........................  1,350    165,456
    Kimberly-Clark Corp................................  2,920    315,243
    Kraft Foods Group, Inc............................. 13,496    881,829
    Kroger Co. (The)...................................  9,750    673,237
    Lancaster Colony Corp..............................    837     75,271
*   Landec Corp........................................    900     11,493
    Lorillard, Inc.....................................  3,373    221,303
*   Mannatech, Inc.....................................     15        281
#   McCormick & Co., Inc...............................  2,976    212,457
    Mead Johnson Nutrition Co..........................  2,563    252,430
#*  Medifast, Inc......................................    500     15,845
    Molson Coors Brewing Co. Class B...................  2,751    208,883
    Mondelez International, Inc. Class A...............  6,695    235,932
*   Monster Beverage Corp..............................  3,006    351,552
*   National Beverage Corp.............................  1,997     43,415
#*  Natural Grocers by Vitamin Cottage, Inc............     43      1,324
#   Nu Skin Enterprises, Inc. Class A..................    600     24,588

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Staples -- (Continued)
*   Nutraceutical International Corp...................    700 $   13,678
    Oil-Dri Corp. of America...........................    202      6,185
#   Orchids Paper Products Co..........................    333      9,081
*   Pantry, Inc. (The).................................  1,851     68,302
    PepsiCo, Inc....................................... 22,195  2,081,447
    Philip Morris International, Inc................... 21,007  1,685,602
#   Pilgrim's Pride Corp...............................  2,466     66,952
    Pinnacle Foods, Inc................................  2,852    102,586
#*  Post Holdings, Inc.................................  1,326     62,654
#   Pricesmart, Inc....................................    946     77,364
    Procter & Gamble Co. (The)......................... 36,967  3,115,948
*   Reliv International, Inc...........................    400        484
#*  Revlon, Inc. Class A...............................  1,661     54,381
    Reynolds American, Inc.............................  5,600    380,520
*   Rite Aid Corp...................................... 18,583    129,709
#   Sanderson Farms, Inc...............................    930     74,363
*   Seneca Foods Corp. Class A.........................    129      3,339
#   Snyder's-Lance, Inc................................  2,204     64,114
    SpartanNash Co.....................................  1,202     30,964
    Spectrum Brands Holdings, Inc......................  2,061    184,830
#*  Sprouts Farmers Market, Inc........................  3,751    136,574
#*  SUPERVALU, Inc..................................... 14,226    138,561
#   Sysco Corp.........................................  7,783    304,860
#   Tootsie Roll Industries, Inc.......................  1,348     42,044
#*  TreeHouse Foods, Inc...............................  2,726    247,248
    Tyson Foods, Inc. Class A..........................  6,542    255,400
#*  United Natural Foods, Inc..........................  1,611    124,498
#   Universal Corp.....................................    427     17,148
*   USANA Health Sciences, Inc.........................    400     39,216
    Village Super Market, Inc. Class A.................    400     11,588
    Wal-Mart Stores, Inc............................... 24,990  2,123,650
    Walgreens Boots Alliance, Inc......................  4,665    344,044
    WD-40 Co...........................................    755     61,955
    Weis Markets, Inc..................................  1,106     50,688
*   WhiteWave Foods Co. (The) Class A..................  6,094    200,919
    Whole Foods Market, Inc............................  8,500    442,807
                                                               ----------
Total Consumer Staples.................................        33,899,997
                                                               ----------
Energy -- (7.0%)
    Adams Resources & Energy, Inc......................    200     11,608
    Alon USA Energy, Inc...............................  2,719     32,846
#*  Alpha Natural Resources, Inc....................... 11,598     12,062
    Anadarko Petroleum Corp............................  4,032    329,616
    Apache Corp........................................  6,912    432,484
#*  Approach Resources, Inc............................  1,205      7,555
#   Arch Coal, Inc.....................................  6,469      5,999
    Atwood Oceanics, Inc...............................  3,461     98,915
    Baker Hughes, Inc..................................  8,042    466,356
*   Basic Energy Services, Inc.........................  2,566     15,088
#*  Bill Barrett Corp..................................  2,201     22,450
#*  Bonanza Creek Energy, Inc..........................  3,292     85,855
#   Bristow Group, Inc.................................  1,857    103,454
#*  C&J Energy Services, Inc...........................  2,419     24,916

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Energy -- (Continued)
    Cabot Oil & Gas Corp............................... 14,900 $  394,850
#*  California Resources Corp..........................  5,068     25,948
*   Callon Petroleum Co................................  1,690      9,211
*   Cameron International Corp.........................  4,678    209,481
#   CARBO Ceramics, Inc................................    700     22,946
#*  Carrizo Oil & Gas, Inc.............................  3,123    140,847
*   Cheniere Energy, Inc...............................  5,099    363,967
#   Chesapeake Energy Corp............................. 18,304    351,071
    Chevron Corp....................................... 22,141  2,270,117
    Cimarex Energy Co..................................  4,358    449,746
*   Clayton Williams Energy, Inc.......................  1,086     60,707
#*  Clean Energy Fuels Corp............................  2,990     12,468
#*  Cloud Peak Energy, Inc.............................  4,224     28,681
#*  Cobalt International Energy, Inc...................  4,850     44,232
#   Comstock Resources, Inc............................  2,145      8,666
*   Concho Resources, Inc..............................  3,898    432,093
    ConocoPhillips..................................... 25,181  1,585,899
#   CONSOL Energy, Inc.................................  6,139    177,724
*   Contango Oil & Gas Co..............................    759     22,823
#*  Continental Resources, Inc.........................  2,200     99,880
#   Core Laboratories NV...............................    800     74,200
#   CVR Energy, Inc....................................  2,410     92,351
    Dawson Geophysical Co..............................    300      3,237
    Delek US Holdings, Inc.............................  2,420     74,657
#   Denbury Resources, Inc............................. 13,018     89,824
    Devon Energy Corp..................................  6,504    391,996
    DHT Holdings, Inc..................................    612      4,498
#   Diamond Offshore Drilling, Inc.....................  5,084    160,299
*   Diamondback Energy, Inc............................  1,500    103,485
*   Dresser-Rand Group, Inc............................  4,077    326,486
*   Dril-Quip, Inc.....................................  1,120     83,138
    Energen Corp.......................................  1,714    108,702
#   Energy XXI, Ltd....................................  4,455     13,098
*   ENGlobal Corp......................................    600      1,080
    EnLink Midstream LLC...............................  2,377     75,208
    EOG Resources, Inc................................. 16,200  1,442,286
    EQT Corp...........................................  2,610    194,288
*   Era Group, Inc.....................................    900     20,268
    Evolution Petroleum Corp...........................    400      2,940
    Exterran Holdings, Inc.............................  4,988    135,225
    Exxon Mobil Corp................................... 80,477  7,035,299
*   FMC Technologies, Inc..............................  3,900    146,172
*   Forum Energy Technologies, Inc.....................  2,463     38,053
#   GasLog, Ltd........................................  1,500     26,235
*   Gastar Exploration, Inc............................  2,370      5,546
#*  Geospace Technologies Corp.........................    600     14,388
#*  Goodrich Petroleum Corp............................    370        932
    Green Plains, Inc..................................  2,400     56,184
#   Gulf Island Fabrication, Inc.......................    600      9,942
#   Gulfmark Offshore, Inc. Class A....................  1,300     25,649
*   Gulfport Energy Corp...............................  2,960    113,930
#*  Halcon Resources Corp..............................  1,890      2,646
    Halliburton Co..................................... 18,560    742,214

                                     1000

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Energy -- (Continued)
*   Helix Energy Solutions Group, Inc..................  7,315 $  137,303
#   Helmerich & Payne, Inc.............................  3,900    232,284
#*  Hercules Offshore, Inc.............................  7,529      5,421
    Hess Corp..........................................  4,571    308,497
*   HKN, Inc...........................................      8        428
    HollyFrontier Corp.................................  6,627    238,042
*   Hornbeck Offshore Services, Inc....................  1,690     37,518
*   ION Geophysical Corp...............................  7,078     15,926
*   Key Energy Services, Inc...........................  7,886     13,249
    Kinder Morgan, Inc................................. 14,142    580,529
*   Kosmos Energy, Ltd.................................  7,556     66,266
#*  Laredo Petroleum Holdings, Inc.....................  4,774     46,833
#   LinnCo LLC.........................................  4,188     43,262
    Marathon Oil Corp.................................. 12,543    333,644
    Marathon Petroleum Corp............................  5,787    535,818
#*  Matador Resources Co...............................  4,665    100,577
*   Matrix Service Co..................................  1,260     24,192
#*  McDermott International, Inc.......................  8,851     19,915
#*  Midstates Petroleum Co., Inc.......................    198        255
#*  Miller Energy Resources, Inc.......................    372        435
*   Mitcham Industries, Inc............................    226      1,268
    Murphy Oil Corp....................................  6,186    277,813
    Nabors Industries, Ltd............................. 14,742    169,680
    National Oilwell Varco, Inc........................  2,702    147,070
*   Natural Gas Services Group, Inc....................    794     16,031
*   Newfield Exploration Co............................  5,029    149,764
#*  Newpark Resources, Inc.............................  2,200     19,008
#   Noble Corp. P.L.C..................................  7,796    126,451
    Noble Energy, Inc..................................  4,844    231,253
#   Nordic American Tankers, Ltd.......................     60        607
#*  Northern Oil and Gas, Inc..........................  3,085     19,374
#*  Nuverra Environmental Solutions, Inc...............  1,135      2,531
#*  Oasis Petroleum, Inc...............................  4,851     65,197
    Occidental Petroleum Corp.......................... 12,671  1,013,680
    Oceaneering International, Inc.....................  3,788    198,340
*   Oil States International, Inc......................  1,578     64,808
    ONEOK, Inc.........................................  6,270    276,068
#   Panhandle Oil and Gas, Inc. Class A................    400      8,376
#   Paragon Offshore P.L.C.............................  3,894      8,138
*   Parker Drilling Co.................................  5,444     14,753
    Patterson-UTI Energy, Inc..........................  6,286    107,868
    PBF Energy, Inc. Class A...........................  2,572     72,273
*   PDC Energy, Inc....................................  3,058    140,485
#   Peabody Energy Corp................................ 10,464     65,191
#*  Penn Virginia Corp.................................  4,203     20,511
*   PetroQuest Energy, Inc.............................  3,994     11,702
*   PHI, Inc. Non-Voting...............................    505     17,276
    Phillips 66........................................  5,162    362,992
*   Pioneer Energy Services Corp.......................  3,078     12,743
    Pioneer Natural Resources Co.......................  1,210    182,141
    QEP Resources, Inc................................. 11,157    225,595
#   Range Resources Corp...............................  2,900    134,183
#*  Renewable Energy Group, Inc........................  1,500     13,110

                                     1001

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Energy -- (Continued)
#*  Rex Energy Corp....................................  2,322 $     8,220
#*  RigNet, Inc........................................    471      16,118
#*  Rosetta Resources, Inc.............................  3,400      58,038
    Rowan Cos. P.L.C. Class A..........................  6,187     130,669
    RPC, Inc...........................................  6,587      82,140
#*  SandRidge Energy, Inc.............................. 25,511      35,971
    Schlumberger, Ltd.................................. 25,119   2,069,554
#   Scorpio Tankers, Inc...............................  5,699      44,851
#*  SEACOR Holdings, Inc...............................    900      64,755
    SemGroup Corp. Class A.............................  1,695     114,124
#*  Seventy Seven Energy, Inc..........................  1,999       7,896
#   Ship Finance International, Ltd....................  2,989      41,517
    SM Energy Co.......................................  4,278     161,794
#*  Southwestern Energy Co............................. 17,154     425,248
#   Spectra Energy Corp................................ 10,705     357,975
#*  Stone Energy Corp..................................  2,106      29,653
    Superior Energy Services, Inc......................  7,836     156,720
#*  Swift Energy Co....................................    900       1,917
*   Synergy Resources Corp.............................  3,474      42,487
    Targa Resources Corp...............................  1,860     161,504
#   Teekay Corp........................................  3,636     153,912
#   Tesco Corp.........................................  1,901      19,466
    Tesoro Corp........................................  4,200     343,266
#*  TETRA Technologies, Inc............................  4,303      21,257
*   TGC Industries, Inc................................    694       1,388
#   Tidewater, Inc.....................................  3,701     108,291
#   Transocean, Ltd....................................  7,118     116,023
#*  Triangle Petroleum Corp............................  5,212      27,363
#*  Ultra Petroleum Corp...............................  5,812      74,103
*   Unit Corp..........................................  2,069      61,615
#   US Silica Holdings, Inc............................  1,455      36,666
*   Vaalco Energy, Inc.................................  2,200      12,188
    Valero Energy Corp.................................  6,849     362,175
#   W&T Offshore, Inc..................................  3,407      17,239
#*  Warren Resources, Inc..............................  2,562       2,690
*   Weatherford International P.L.C.................... 19,285     199,214
    Western Refining, Inc..............................  3,300     122,529
*   Westmoreland Coal Co...............................    400      10,432
*   Whiting Petroleum Corp.............................  7,358     220,887
*   Willbros Group, Inc................................  3,816      21,293
    Williams Cos., Inc. (The)..........................  6,900     302,634
    World Fuel Services Corp...........................  4,212     206,262
*   WPX Energy, Inc....................................  6,253      66,657
                                                               -----------
Total Energy...........................................         33,410,392
                                                               -----------
Financials -- (12.4%)
#   1st Source Corp....................................  1,791      53,246
    ACE, Ltd...........................................  4,418     476,967
*   Affiliated Managers Group, Inc.....................  1,000     205,520
    Aflac, Inc......................................... 10,365     591,634
    Alexander & Baldwin, Inc...........................  3,120     119,371
*   Alleghany Corp.....................................    358     158,268
    Allied World Assurance Co. Holdings AG.............  3,366     130,163

                                     1002

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    Allstate Corp. (The)...............................   9,275 $  647,302
*   Altisource Asset Management Corp...................      50      8,000
#*  Altisource Portfolio Solutions SA..................     500     10,140
*   Ambac Financial Group, Inc.........................   1,989     48,631
    American Equity Investment Life Holding Co.........   5,579    142,320
    American Express Co................................  17,264  1,393,032
    American Financial Group, Inc......................   4,069    236,165
    American International Group, Inc..................  11,775    575,444
#   American National Bankshares, Inc..................     700     15,064
    American National Insurance Co.....................     696     72,412
    Ameriprise Financial, Inc..........................   4,306    537,992
    Ameris Bancorp.....................................   1,477     35,640
    AMERISAFE, Inc.....................................     720     29,304
#   Amtrust Financial Services, Inc....................   4,620    233,864
    Aon P.L.C..........................................   2,773    249,709
*   Arch Capital Group, Ltd............................   4,136    239,764
    Argo Group International Holdings, Ltd.............     500     26,745
    Arrow Financial Corp...............................     542     13,859
    Arthur J Gallagher & Co............................   2,500    111,075
#   Artisan Partners Asset Management, Inc. Class A....     700     33,789
    Aspen Insurance Holdings, Ltd......................   4,032    174,666
    Associated Banc-Corp...............................   4,527     76,099
    Assurant, Inc......................................   4,175    265,154
    Assured Guaranty, Ltd..............................   5,869    143,321
*   Asta Funding, Inc..................................     300      2,547
    Astoria Financial Corp.............................   9,636    117,848
#*  Atlantic Coast Financial Corp......................      39        151
*   Atlanticus Holdings Corp...........................     202        517
#*  AV Homes, Inc......................................      93      1,394
    Axis Capital Holdings, Ltd.........................   2,610    132,849
    Baldwin & Lyons, Inc. Class B......................     722     16,678
#   Banc of California, Inc............................     350      3,588
    Bancfirst Corp.....................................   1,014     58,467
#*  Bancorp, Inc. (The)................................     911      7,762
#   BancorpSouth, Inc..................................   3,266     64,830
    Bank Mutual Corp...................................   1,600     10,192
    Bank of America Corp............................... 187,371  2,838,671
#   Bank of Hawaii Corp................................   2,511    141,771
    Bank of New York Mellon Corp. (The)................  20,120    724,320
#   Bank of the Ozarks, Inc............................   2,552     82,761
#   BankFinancial Corp.................................   1,550     17,531
    BankUnited, Inc....................................   5,430    150,194
    Banner Corp........................................   1,576     63,639
    BB&T Corp..........................................   8,430    297,495
    BBCN Bancorp, Inc..................................   2,952     38,228
#*  BBX Capital Corp. Class A..........................     166      2,347
#*  Beneficial Bancorp, Inc............................   5,426     58,547
*   Berkshire Hathaway, Inc. Class B...................  27,157  3,908,164
    Berkshire Hills Bancorp, Inc.......................     517     12,873
    BGC Partners, Inc. Class A.........................  20,782    162,723
    BlackRock, Inc.....................................   1,320    449,473
#*  BofI Holding, Inc..................................     840     70,862
#   BOK Financial Corp.................................   2,315    125,265

                                     1003

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Financials -- (Continued)
#   Boston Private Financial Holdings, Inc.............  4,118 $   45,298
#   Bridge Bancorp, Inc................................    400      9,872
*   Bridge Capital Holdings............................    516     11,275
    Brookline Bancorp, Inc.............................  2,477     23,779
    Brown & Brown, Inc.................................  5,700    175,845
    Bryn Mawr Bank Corp................................    239      6,967
    Calamos Asset Management, Inc. Class A.............    500      6,275
#   Camden National Corp...............................    600     22,296
*   Capital Bank Financial Corp. Class A...............    417     10,183
#   Capital City Bank Group, Inc.......................    916     13,740
    Capital One Financial Corp......................... 11,344    830,494
#   Capitol Federal Financial, Inc.....................  6,923     86,261
    Cardinal Financial Corp............................  1,000     17,810
*   Cascade Bancorp....................................    486      2,245
#   Cash America International, Inc....................  1,720     35,776
    Cathay General Bancorp.............................  6,626    158,295
    CBOE Holdings, Inc.................................  3,765    242,730
*   CBRE Group, Inc. Class A...........................  7,174    232,007
    Centerstate Banks, Inc.............................  1,800     19,818
#   Central Pacific Financial Corp.....................  2,619     54,947
    Charles Schwab Corp. (The).........................  9,809    254,838
    Chemical Financial Corp............................  1,550     43,958
    Chubb Corp. (The)..................................  3,820    373,978
#   Cincinnati Financial Corp..........................  3,812    192,544
    CIT Group, Inc.....................................  6,226    272,823
    Citigroup, Inc..................................... 43,482  2,041,480
#*  Citizens, Inc......................................  4,745     34,259
#   City Holding Co....................................    600     25,398
    City National Corp.................................  1,400    121,366
#   Clifton Bancorp, Inc...............................  1,150     15,249
    CME Group, Inc.....................................  5,163    440,404
    CNA Financial Corp.................................  1,100     42,856
    CNB Financial Corp.................................    900     15,300
    CNO Financial Group, Inc...........................  7,390    114,693
    CoBiz Financial, Inc...............................  3,019     32,907
    Cohen & Steers, Inc................................    402     16,916
    Columbia Banking System, Inc.......................  3,277     83,334
    Comerica, Inc......................................  4,124    171,146
#   Commerce Bancshares, Inc...........................  4,950    198,000
#   Community Bank System, Inc.........................  2,269     76,306
#   Community Trust Bancorp, Inc.......................  1,270     40,107
    ConnectOne Bancorp, Inc............................    936     17,222
*   Consumer Portfolio Services, Inc...................  1,400      7,840
*   Cowen Group, Inc. Class A..........................    828      3,444
    Crawford & Co. Class A.............................  1,114      8,634
#   Crawford & Co. Class B.............................    686      6,414
#*  Credit Acceptance Corp.............................    820    129,265
    Cullen/Frost Bankers, Inc..........................  1,841    114,694
*   Customers Bancorp, Inc.............................  1,416     27,824
#   CVB Financial Corp.................................  3,700     54,057
    Diamond Hill Investment Group, Inc.................    200     26,012
    Dime Community Bancshares, Inc.....................  1,300     19,188
    Discover Financial Services........................  7,320    398,062

                                     1004

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
    Donegal Group, Inc. Class A........................    642 $ 10,266
*   E*TRADE Financial Corp.............................  4,100   94,505
    East West Bancorp, Inc.............................  7,339  265,525
#   Eaton Vance Corp...................................  3,443  138,581
#*  eHealth, Inc.......................................    500    5,120
    EMC Insurance Group, Inc...........................    430   13,872
    Employers Holdings, Inc............................  2,338   48,630
#*  Encore Capital Group, Inc..........................  1,364   50,768
    Endurance Specialty Holdings, Ltd..................  2,732  166,980
*   Enova International, Inc...........................  1,573   30,280
*   Enstar Group, Ltd..................................    961  129,706
    Enterprise Financial Services Corp.................  1,030   19,683
    Erie Indemnity Co. Class A.........................  2,348  203,478
    ESSA Bancorp, Inc..................................    400    4,860
    Evercore Partners, Inc. Class A....................  2,588  123,888
    Everest Re Group, Ltd..............................  1,300  222,794
#*  Ezcorp, Inc. Class A...............................  1,903   19,620
    FBL Financial Group, Inc. Class A..................    800   41,752
    Federal Agricultural Mortgage Corp. Class C........    301    8,293
#   Federated Investors, Inc. Class B..................  6,011  190,008
    Federated National Holding Co......................    700   20,377
    Fidelity Southern Corp.............................    100    1,529
    Fifth Third Bancorp................................ 20,318  351,501
#   Financial Engines, Inc.............................    825   29,618
    Financial Institutions, Inc........................    804   17,712
*   First Acceptance Corp..............................  1,000    2,330
#   First American Financial Corp......................  6,235  212,115
    First Bancorp, Inc.................................    700   11,606
*   First BanCorp.(318672706).......................... 12,907   70,859
    First Bancorp.(318910106)..........................    600    9,960
    First Busey Corp...................................  5,127   31,582
*   First Cash Financial Services, Inc.................    757   37,638
    First Citizens BancShares, Inc. Class A............    218   53,203
#   First Commonwealth Financial Corp..................  6,741   53,186
    First Community Bancshares, Inc....................    500    7,845
    First Connecticut Bancorp Inc/Farmington...........    730   10,768
    First Defiance Financial Corp......................    522   15,900
    First Financial Bancorp............................  3,807   62,892
#   First Financial Bankshares, Inc....................  1,900   46,930
    First Financial Corp...............................    422   13,677
    First Financial Northwest, Inc.....................    400    4,796
#   First Horizon National Corp........................  4,040   52,480
    First Interstate Bancsystem, Inc...................  1,486   35,515
    First Merchants Corp...............................  1,066   23,281
    First Midwest Bancorp, Inc.........................  4,617   71,102
*   First NBC Bank Holding Co..........................    406   12,570
#   First Niagara Financial Group, Inc................. 11,747   95,386
o*  First Place Financial Corp.........................    400       --
    First Republic Bank................................  4,299  218,905
    First South Bancorp, Inc...........................    200    1,590
    FirstMerit Corp....................................  4,644   76,092
*   Flagstar Bancorp, Inc..............................  1,727   24,541
    Flushing Financial Corp............................  1,640   29,684

                                     1005

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Financials -- (Continued)
    FNB Corp........................................... 10,547 $  126,564
    FNF Group..........................................  6,386    224,149
*   FNFV Group.........................................  2,128     26,387
*   Forest City Enterprises, Inc. Class A..............  3,841     94,105
*   Forestar Group, Inc................................  2,548     33,812
#   Fox Chase Bancorp, Inc.............................    147      2,387
    Franklin Resources, Inc............................  3,900    200,967
    Fulton Financial Corp.............................. 17,898    199,563
#   FXCM, Inc. Class A.................................  2,050      4,510
    GAMCO Investors, Inc. Class A......................    247     20,168
*   Genworth Financial, Inc. Class A................... 11,326     79,055
    German American Bancorp, Inc.......................    254      7,112
    GFI Group, Inc.....................................  2,588     14,519
    Glacier Bancorp, Inc...............................  2,610     58,125
*   Global Indemnity P.L.C.............................    450     11,808
    Goldman Sachs Group, Inc. (The)....................  7,931  1,367,384
    Great Southern Bancorp, Inc........................    300     10,836
*   Green Dot Corp. Class A............................  1,267     19,322
#   Greenhill & Co., Inc...............................    379     13,978
*   Greenlight Capital Re, Ltd. Class A................  1,412     44,351
#   Guaranty Bancorp...................................  1,220     16,324
*   Hallmark Financial Services, Inc...................    500      5,520
    Hampden Bancorp, Inc...............................    100      2,009
    Hancock Holding Co.................................  4,643    121,229
    Hanmi Financial Corp...............................  2,088     41,468
    Hanover Insurance Group, Inc. (The)................  3,142    216,798
    Hartford Financial Services Group, Inc. (The)...... 16,605    645,934
    HCC Insurance Holdings, Inc........................  3,826    204,079
#   HCI Group, Inc.....................................    700     32,347
    Heartland Financial USA, Inc.......................    435     12,015
    Heritage Commerce Corp.............................    441      3,687
    Heritage Financial Corp............................    991     15,380
    Heritage Financial Group, Inc......................    167      4,003
    HFF, Inc. Class A..................................  1,233     41,885
*   Hilltop Holdings, Inc..............................  4,679     84,924
    Home Bancorp, Inc..................................    196      4,288
    Home BancShares, Inc...............................  2,076     61,491
#   HomeStreet, Inc....................................  1,000     17,660
*   HomeTrust Bancshares, Inc..........................    696     10,753
    Horace Mann Educators Corp.........................  2,326     70,873
    Horizon Bancorp....................................    357      7,990
*   Howard Hughes Corp. (The)..........................    210     27,432
    Hudson Valley Holding Corp.........................    261      6,439
    Huntington Bancshares, Inc.........................  9,647     96,663
    Iberiabank Corp....................................  2,116    115,555
#   Independence Holding Co............................    330      4,194
    Independent Bank Corp..............................  1,595     60,339
#   Independent Bank Group, Inc........................    400     12,484
    Interactive Brokers Group, Inc. Class A............  6,202    189,967
    Intercontinental Exchange, Inc.....................  1,056    217,251
    International Bancshares Corp......................  3,031     68,228
#*  INTL. FCStone, Inc.................................    459      8,850
    Invesco, Ltd....................................... 11,286    414,535

                                     1006

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Financials -- (Continued)
*   Investment Technology Group, Inc...................  2,476 $   51,377
#   Investors Bancorp, Inc............................. 12,688    139,695
#   Janus Capital Group, Inc...........................  7,729    135,567
    JMP Group, Inc.....................................    400      3,052
    Jones Lang LaSalle, Inc............................  1,600    235,328
    JPMorgan Chase & Co................................ 45,274  2,462,000
*   KCG Holdings, Inc. Class A.........................  1,260     15,410
#*  Kearny Financial Corp..............................    900     11,700
    Kemper Corp........................................  3,889    135,765
    Kennedy-Wilson Holdings, Inc.......................  2,041     54,270
    KeyCorp............................................ 10,898    141,565
#*  Ladenburg Thalmann Financial Services, Inc.........  5,729     21,827
    Lakeland Bancorp, Inc..............................  2,629     28,367
    Lakeland Financial Corp............................    500     18,870
    LegacyTexas Financial Group, Inc...................  1,477     29,274
    Legg Mason, Inc....................................  5,427    300,873
*   LendingTree, Inc...................................    572     23,555
    Leucadia National Corp.............................  8,251    187,050
    Lincoln National Corp..............................  2,781    138,994
    Loews Corp.........................................  8,600    329,036
    LPL Financial Holdings, Inc........................  6,742    277,433
#   Maiden Holdings, Ltd...............................  3,156     39,450
    MainSource Financial Group, Inc....................    700     13,440
*   Markel Corp........................................    358    244,643
    MarketAxess Holdings, Inc..........................  1,300     98,761
    Marlin Business Services Corp......................    342      5,489
    Marsh & McLennan Cos., Inc.........................  6,734    362,087
*   Maui Land & Pineapple Co., Inc.....................    300      1,893
#   MB Financial, Inc..................................  3,702    105,174
*   MBIA, Inc.......................................... 13,004    104,292
*   MBT Financial Corp.................................    319      1,636
    McGraw Hill Financial, Inc.........................  4,514    403,732
    Meadowbrook Insurance Group, Inc...................  1,600     13,280
    Merchants Bancshares, Inc..........................    500     13,385
    Mercury General Corp...............................  2,001    114,357
*   Meridian Bancorp, Inc..............................  2,883     33,472
    Meta Financial Group, Inc..........................    446     14,928
    MetLife, Inc....................................... 16,039    745,813
*   Metro Bancorp, Inc.................................    660     16,804
#*  MGIC Investment Corp...............................  3,341     28,465
    MidWestOne Financial Group, Inc....................    502     14,066
#   Montpelier Re Holdings, Ltd........................  1,800     63,234
    Moody's Corp.......................................  2,097    191,519
    Morgan Stanley..................................... 18,233    616,458
    MSCI, Inc..........................................  3,734    200,964
    NASDAQ OMX Group, Inc. (The).......................  7,871    358,918
    National Bank Holdings Corp. Class A...............  1,816     33,505
#   National Interstate Corp...........................  1,000     25,770
    National Penn Bancshares, Inc......................  7,014     68,036
#*  Nationstar Mortgage Holdings, Inc..................    302      7,764
    Navient Corp.......................................  8,145    160,782
*   Navigators Group, Inc. (The).......................    533     39,559
#   NBT Bancorp, Inc...................................  1,617     37,207

                                     1007

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
    Nelnet, Inc. Class A...............................  1,986 $ 86,868
#   New York Community Bancorp, Inc.................... 13,735  212,206
*   NewBridge Bancorp..................................  1,579   12,379
#*  NewStar Financial, Inc.............................  1,500   15,855
    Northeast Community Bancorp, Inc...................    300    2,082
    Northern Trust Corp................................  6,152  402,218
    Northfield Bancorp, Inc............................  2,004   28,858
    NorthStar Asset Management Group, Inc..............  1,289   27,288
    Northwest Bancshares, Inc..........................  5,026   59,307
    OceanFirst Financial Corp..........................    597    9,671
#*  Ocwen Financial Corp...............................  2,649   16,212
#   OFG Bancorp........................................  2,401   38,656
    Old National Bancorp...............................  5,913   79,293
    Old Republic International Corp.................... 10,863  152,517
*   Old Second Bancorp, Inc............................    300    1,632
    OneBeacon Insurance Group, Ltd. Class A............    822   12,996
    Oppenheimer Holdings, Inc. Class A.................    450    8,888
    Oritani Financial Corp.............................  2,070   29,208
    Pacific Continental Corp...........................    400    5,056
*   Pacific Premier Bancorp, Inc.......................    448    6,657
#   PacWest Bancorp....................................  6,053  258,796
#   Park National Corp.................................    600   48,246
    Park Sterling Corp.................................  2,739   18,351
    PartnerRe, Ltd.....................................  3,305  378,092
    Peapack Gladstone Financial Corp...................    569   10,145
    Penns Woods Bancorp, Inc...........................    200    8,882
*   PennyMac Financial Services, Inc. Class A..........    728   13,119
#   People's United Financial, Inc..................... 15,038  211,585
#   Peoples Bancorp, Inc...............................    511   11,676
*   PHH Corp...........................................  2,035   50,753
*   Phoenix Cos., Inc. (The)...........................    130    8,064
*   PICO Holdings, Inc.................................  1,541   24,641
    Pinnacle Financial Partners, Inc...................  1,087   39,067
*   Piper Jaffray Cos..................................    400   20,420
    Platinum Underwriters Holdings, Ltd................  1,322   97,603
    PNC Financial Services Group, Inc. (The)...........  1,391  117,595
*   Popular, Inc.......................................  3,757  115,828
#*  PRA Group, Inc.....................................  3,606  178,569
    Preferred Bank.....................................    500   13,055
    Primerica, Inc.....................................  3,000  148,920
    Principal Financial Group, Inc..................... 11,726  550,301
    PrivateBancorp, Inc................................  2,885   87,531
    ProAssurance Corp..................................  3,077  136,526
    Progressive Corp. (The)............................ 13,940  361,743
    Prosperity Bancshares, Inc.........................  2,518  115,299
    Protective Life Corp...............................  3,479  243,356
    Provident Financial Services, Inc..................  2,760   47,914
    Prudential Financial, Inc..........................  5,371  407,551
#   Radian Group, Inc..................................  1,600   25,216
    Raymond James Financial, Inc.......................  4,836  254,470
#   RCS Capital Corp. Class A..........................    441    4,159
#*  Regional Management Corp...........................    298    4,330
    Regions Financial Corp............................. 36,934  321,326

                                     1008

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Financials -- (Continued)
    Reinsurance Group of America, Inc..................  2,598 $  215,140
#   RenaissanceRe Holdings, Ltd........................  2,067    197,667
    Renasant Corp......................................  2,494     65,243
    Republic Bancorp, Inc. Class A.....................    726     16,546
#*  Republic First Bancorp, Inc........................    200        686
#   Resource America, Inc. Class A.....................    551      4,843
*   Riverview Bancorp, Inc.............................    100        440
#   RLI Corp...........................................  3,161    148,283
    S&T Bancorp, Inc...................................  1,431     39,338
#*  Safeguard Scientifics, Inc.........................  1,249     22,894
    Safety Insurance Group, Inc........................  1,779    110,209
    Sandy Spring Bancorp, Inc..........................  1,803     44,588
*   Seacoast Banking Corp. of Florida..................    562      7,115
    SEI Investments Co.................................  6,267    251,745
    Selective Insurance Group, Inc.....................  3,934    101,576
#   Sierra Bancorp.....................................    700     11,088
*   Signature Bank.....................................  3,100    363,103
    Simmons First National Corp. Class A...............    700     26,194
    Simplicity Bancorp, Inc............................    100      1,759
    SLM Corp........................................... 26,843    244,540
    South State Corp...................................  1,202     71,771
    Southside Bancshares, Inc..........................    924     25,225
    Southwest Bancorp, Inc.............................    800     12,208
#*  St Joe Co. (The)...................................  1,702     27,504
    StanCorp Financial Group, Inc......................  2,281    141,513
    State Auto Financial Corp..........................    800     17,600
    State Street Corp..................................  4,476    320,079
    Sterling Bancorp...................................  3,636     47,922
    Stewart Information Services Corp..................  1,200     42,960
*   Stifel Financial Corp..............................  3,994    188,317
    Stock Yards Bancorp, Inc...........................    564     17,371
    Suffolk Bancorp....................................    720     16,560
#*  Sun Bancorp, Inc...................................  1,615     29,555
    SunTrust Banks, Inc................................ 10,828    416,012
    Susquehanna Bancshares, Inc........................  7,653     96,504
*   SVB Financial Group................................  4,000    451,600
    Symetra Financial Corp.............................  5,946    120,763
    Synovus Financial Corp.............................  5,655    145,729
    T Rowe Price Group, Inc............................  5,391    424,380
    TCF Financial Corp.................................  8,835    129,875
    TD Ameritrade Holding Corp......................... 10,503    340,192
*   Tejon Ranch Co.....................................    400      9,848
#   Territorial Bancorp, Inc...........................    368      8,000
*   Texas Capital Bancshares, Inc......................  2,314     94,527
    TFS Financial Corp.................................  7,009     98,266
#   Tompkins Financial Corp............................    920     47,168
    Torchmark Corp.....................................  3,406    170,538
    Towne Bank.........................................    686      9,954
    Travelers Cos., Inc. (The).........................  6,510    669,358
    Trico Bancshares...................................  1,567     36,589
#   TrustCo Bank Corp..................................  5,660     36,394
#   Trustmark Corp.....................................  4,337     92,638
    U.S. Bancorp....................................... 26,425  1,107,472

                                     1009

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Financials -- (Continued)
    UMB Financial Corp.................................  1,489 $    72,246
#   Umpqua Holdings Corp............................... 12,150     188,447
    Union Bankshares Corp..............................  2,418      48,360
#   United Bankshares, Inc.............................  2,181      73,740
    United Community Banks, Inc........................  2,088      36,561
#   United Community Financial Corp....................  2,049      11,065
    United Financial Bancorp, Inc......................  2,613      32,506
    United Fire Group, Inc.............................    930      25,984
    Universal Insurance Holdings, Inc..................  3,017      70,085
    Univest Corp. of Pennsylvania......................    628      11,631
    Unum Group.........................................  8,400     260,904
    Validus Holdings, Ltd..............................  4,129     163,715
#   Valley National Bancorp............................  7,574      68,772
    Virtus Investment Partners, Inc....................    305      41,367
    Voya Financial, Inc................................  2,590     101,036
    Waddell & Reed Financial, Inc. Class A.............  3,650     163,192
*   Walker & Dunlop, Inc...............................  1,284      22,791
    Washington Federal, Inc............................  5,065     100,591
    Washington Trust Bancorp, Inc......................    760      27,831
#   Waterstone Financial, Inc..........................    768       9,738
    Webster Financial Corp.............................  6,619     202,078
    Wells Fargo & Co................................... 40,325   2,093,674
    WesBanco, Inc......................................  1,859      56,105
    West Bancorporation, Inc...........................    300       4,908
#   Westamerica Bancorporation.........................    618      25,140
*   Western Alliance Bancorp...........................  3,504      90,088
    Westfield Financial, Inc...........................    900       6,480
#   Westwood Holdings Group, Inc.......................     96       5,663
    Willis Group Holdings P.L.C........................  3,058     132,411
#   Wilshire Bancorp, Inc..............................  3,891      35,408
    Wintrust Financial Corp............................  3,282     142,669
#*  World Acceptance Corp..............................    400      29,380
#   WR Berkley Corp....................................  2,502     122,573
    WSFS Financial Corp................................    458      33,828
    XL Group P.L.C.....................................  5,566     191,971
*   Yadkin Financial Corp..............................    791      15,076
    Zions Bancorporation...............................  7,495     179,580
                                                               -----------
Total Financials.......................................         59,636,103
                                                               -----------
Health Care -- (11.2%)
#   Abaxis, Inc........................................    400      24,592
    Abbott Laboratories................................ 11,400     510,264
    AbbVie, Inc........................................ 21,341   1,287,929
#*  Acadia Healthcare Co., Inc.........................  1,956     112,959
#*  ACADIA Pharmaceuticals, Inc........................    590      17,954
#*  Accuray, Inc.......................................  2,534      18,676
*   Acorda Therapeutics, Inc...........................  1,202      49,943
#*  Actavis P.L.C......................................  3,709     988,597
*   Addus HomeCare Corp................................  1,000      22,180
    Aetna, Inc.........................................  8,334     765,228
#*  Affymetrix, Inc....................................  1,997      22,047
    Agilent Technologies, Inc..........................  4,764     179,936
#*  Agios Pharmaceuticals, Inc.........................    555      64,336

                                     1010

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Health Care -- (Continued)
#*  Air Methods Corp...................................  3,450 $  143,348
#*  Akorn, Inc.........................................  4,620    196,720
#*  Albany Molecular Research, Inc.....................    956     15,611
*   Alere, Inc.........................................  4,703    191,365
*   Alexion Pharmaceuticals, Inc.......................  1,200    219,888
#*  Align Technology, Inc..............................  1,878     99,628
#*  Alkermes P.L.C.....................................  1,483    107,147
    Allergan, Inc......................................  4,600  1,008,596
*   Alliance HealthCare Services, Inc..................    600     13,524
#*  Allscripts Healthcare Solutions, Inc............... 10,304    122,721
#*  Almost Family, Inc.................................    816     24,774
#*  Alnylam Pharmaceuticals, Inc.......................    926     86,887
#*  Alphatec Holdings, Inc.............................    583        746
#*  AMAG Pharmaceuticals, Inc..........................     80      3,535
#*  Amedisys, Inc......................................  1,824     51,400
    AmerisourceBergen Corp.............................  5,728    544,446
    Amgen, Inc.........................................  8,174  1,244,573
*   AMN Healthcare Services, Inc.......................  3,611     67,959
*   Amsurg Corp........................................  4,668    257,580
#*  Anacor Pharmaceuticals, Inc........................    600     22,560
    Analogic Corp......................................    500     40,765
*   AngioDynamics, Inc.................................  1,892     36,412
*   Anika Therapeutics, Inc............................    895     35,066
    Anthem, Inc........................................  6,525    880,614
#*  athenahealth, Inc..................................    965    134,820
    Atrion Corp........................................    122     40,870
    Baxter International, Inc..........................  8,000    562,480
    Becton Dickinson and Co............................  3,000    414,240
*   Bio-Rad Laboratories, Inc. Class A.................  1,210    138,509
*   Bio-Reference Laboratories, Inc....................  1,000     33,530
    Bio-Techne Corp....................................  1,100    102,322
*   Biogen Idec, Inc...................................  5,573  2,168,789
*   BioMarin Pharmaceutical, Inc.......................    900     87,444
#*  BioScrip, Inc......................................  3,131     18,003
*   BioTelemetry, Inc..................................    640      6,323
*   Bluebird Bio, Inc..................................    400     37,164
*   Bovie Medical Corp.................................    300      1,050
    Bristol-Myers Squibb Co............................ 18,231  1,098,782
*   Brookdale Senior Living, Inc.......................  5,722    193,118
#*  Bruker Corp........................................  4,940     93,168
*   Cambrex Corp.......................................    713     15,993
    Cantel Medical Corp................................  1,605     65,115
#*  Capital Senior Living Corp.........................  1,099     26,233
    Cardinal Health, Inc...............................  5,300    440,907
*   CareFusion Corp....................................  7,097    420,852
*   Celgene Corp....................................... 16,184  1,928,485
*   Centene Corp.......................................  1,900    207,404
*   Cerner Corp........................................  2,622    173,970
*   Charles River Laboratories International, Inc......  2,467    171,086
#   Chemed Corp........................................    700     70,798
    Cigna Corp.........................................  5,598    598,034
*   Community Health Systems, Inc...................... 11,616    546,765
#   Computer Programs & Systems, Inc...................    373     18,374

                                     1011

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Health Care -- (Continued)
#   CONMED Corp........................................  1,261 $   60,074
#   Cooper Cos., Inc. (The)............................    904    142,516
*   Corvel Corp........................................  1,094     36,036
*   Covance, Inc.......................................  1,146    121,717
    CR Bard, Inc.......................................  1,954    334,193
*   Cross Country Healthcare, Inc......................    700      7,161
    CryoLife, Inc......................................    900     10,134
*   Cumberland Pharmaceuticals, Inc....................    290      1,685
*   Cutera, Inc........................................    527      7,009
#*  Cyberonics, Inc....................................  1,500     83,355
#*  Cynosure, Inc. Class A.............................  1,426     43,094
*   DaVita HealthCare Partners, Inc....................  7,804    585,768
    DENTSPLY International, Inc........................  4,141    207,154
*   Depomed, Inc.......................................  1,202     21,961
*   Edwards Lifesciences Corp..........................  4,034    505,662
    Eli Lilly & Co..................................... 10,835    780,120
*   Emergent Biosolutions, Inc.........................  2,807     78,680
*   Endo International P.L.C...........................  3,710    295,383
    Ensign Group, Inc. (The)...........................  1,438     59,677
*   Envision Healthcare Holdings, Inc..................  3,100    106,578
*   Enzo Biochem, Inc..................................    646      2,035
*   Exactech, Inc......................................    500     10,395
#*  ExamWorks Group, Inc...............................  1,045     38,623
*   Express Scripts Holding Co......................... 11,782    950,925
*   Five Star Quality Care, Inc........................  1,814      6,313
*   Genesis Healthcare, Inc............................    700      5,810
*   Gentiva Health Services, Inc.......................  1,425     27,674
*   Gilead Sciences, Inc............................... 29,928  3,137,352
*   Globus Medical, Inc. Class A.......................  5,401    127,356
*   Greatbatch, Inc....................................  1,602     77,793
*   Haemonetics Corp...................................  2,427     96,109
*   Halyard Health, Inc................................    365     16,268
*   Hanger, Inc........................................  1,400     30,212
#*  Harvard Apparatus Regenerative Technology, Inc.....    150        488
*   Harvard Bioscience, Inc............................    600      3,126
*   HCA Holdings, Inc..................................  4,374    309,679
*   Health Net, Inc....................................  3,580    193,929
    HealthSouth Corp...................................  4,238    186,896
*   HealthStream, Inc..................................    600     16,956
*   Healthways, Inc....................................  2,091     43,116
*   Henry Schein, Inc..................................  1,951    269,375
    Hill-Rom Holdings, Inc.............................  2,079     99,293
#*  HMS Holdings Corp..................................  3,315     65,587
*   Hologic, Inc.......................................  4,069    123,555
*   Hospira, Inc.......................................  3,140    199,170
    Humana, Inc........................................  5,109    748,162
*   ICU Medical, Inc...................................    660     55,163
#*  IDEXX Laboratories, Inc............................  1,655    262,185
*   Illumina, Inc......................................  1,676    327,138
#*  Impax Laboratories, Inc............................  2,328     85,368
#*  Incyte Corp........................................  4,210    335,579
*   Infinity Pharmaceuticals, Inc......................    498      7,689
*   Integra LifeSciences Holdings Corp.................  1,564     87,146

                                     1012

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Health Care -- (Continued)
*   Intuitive Surgical, Inc............................    500 $  247,240
    Invacare Corp......................................    890     13,039
#*  IPC Healthcare, Inc................................    573     23,126
#*  Isis Pharmaceuticals, Inc..........................  1,958    134,143
#*  Jazz Pharmaceuticals P.L.C.........................    400     67,736
    Johnson & Johnson.................................. 40,355  4,041,150
    Kindred Healthcare, Inc............................  4,204     77,606
*   Laboratory Corp. of America Holdings...............  3,978    456,595
#   Landauer, Inc......................................    260      7,272
#*  Lannett Co., Inc...................................  1,059     50,228
    LeMaitre Vascular, Inc.............................    500      3,955
#*  LHC Group, Inc.....................................  1,389     41,281
*   LifePoint Hospitals, Inc...........................  2,976    194,154
#*  Ligand Pharmaceuticals, Inc. Class B...............    900     51,228
*   Luminex Corp.......................................    897     15,832
*   Magellan Health, Inc...............................  1,796    107,976
#*  Mallinckrodt P.L.C.................................  2,864    303,555
*   Masimo Corp........................................  2,577     65,765
    McKesson Corp......................................  3,933    836,352
*   MedAssets, Inc.....................................  3,169     58,658
o*  MedCath Corp.......................................    117         --
*   Medicines Co. (The)................................  1,638     46,961
*   Medivation, Inc....................................  2,028    220,687
*   MEDNAX, Inc........................................  4,405    299,055
#   Medtronic P.L.C.................................... 23,685  1,691,138
    Merck & Co., Inc................................... 20,500  1,235,740
*   Merge Healthcare, Inc..............................  3,378     12,499
#   Meridian Bioscience, Inc...........................  1,499     25,933
*   Merit Medical Systems, Inc.........................  2,468     37,834
*   Mettler-Toledo International, Inc..................    700    212,765
*   Molina Healthcare, Inc.............................  2,336    118,926
#*  Momenta Pharmaceuticals, Inc.......................  1,446     15,573
*   MWI Veterinary Supply, Inc.........................    430     81,558
#*  Mylan, Inc.........................................  5,719    303,965
#*  Myriad Genetics, Inc...............................  4,299    160,869
    National Healthcare Corp...........................    500     31,485
    National Research Corp. Class A....................    799     11,066
#*  Natus Medical, Inc.................................  1,182     44,443
*   NuVasive, Inc......................................  1,987     92,038
    Omnicare, Inc......................................  2,800    209,944
*   Omnicell, Inc......................................  1,529     48,668
#*  Opko Health, Inc...................................  6,200     75,206
*   OraSure Technologies, Inc..........................  2,225     20,448
*   Orthofix International NV..........................  1,149     35,045
#   Owens & Minor, Inc.................................  3,014    103,169
#*  Pacira Pharmaceuticals, Inc........................    700     75,145
*   Pain Therapeutics, Inc.............................  2,500      4,925
#*  PAREXEL International Corp.........................  3,194    194,706
#   Patterson Cos., Inc................................  3,919    196,303
#*  PDI, Inc...........................................    200        312
#   PDL BioPharma, Inc.................................  4,450     32,441
    PerkinElmer, Inc...................................  3,568    163,093
    Perrigo Co. P.L.C..................................  1,193    181,026

                                     1013

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Health Care -- (Continued)
    Pfizer, Inc........................................ 38,289 $1,196,531
#*  Pharmacyclics, Inc.................................    700    118,125
*   PharMerica Corp....................................  1,213     27,911
#*  PhotoMedex, Inc....................................      6         11
*   Pozen, Inc.........................................    739      5,106
*   Prestige Brands Holdings, Inc......................  3,700    126,762
*   Progenics Pharmaceuticals, Inc.....................    924      5,526
*   Providence Service Corp. (The).....................    747     29,133
#   Quality Systems, Inc...............................  1,799     29,306
#   Quest Diagnostics, Inc.............................  5,440    386,621
#*  Quidel Corp........................................  1,116     26,271
*   Quintiles Transnational Holdings, Inc..............  1,550     93,775
#*  RadNet, Inc........................................  2,195     17,319
*   Receptos, Inc......................................    500     55,085
*   Regeneron Pharmaceuticals, Inc.....................    854    355,828
#*  Repligen Corp......................................    989     24,023
#   ResMed, Inc........................................  2,676    167,170
#*  Rigel Pharmaceuticals, Inc.........................  1,688      3,494
#*  RTI Surgical, Inc..................................  2,790     12,443
#*  Sagent Pharmaceuticals, Inc........................    600     15,402
*   Salix Pharmaceuticals, Ltd.........................  1,287    173,320
*   Sciclone Pharmaceuticals, Inc......................  1,491     11,004
#*  Seattle Genetics, Inc..............................  1,409     43,904
    Select Medical Holdings Corp.......................  6,240     84,365
*   Sirona Dental Systems, Inc.........................  2,500    225,550
#*  Spectrum Pharmaceuticals, Inc......................  1,060      7,420
    St Jude Medical, Inc...............................  3,829    252,216
    STERIS Corp........................................  2,672    174,268
    Stryker Corp.......................................  2,800    254,940
#*  SurModics, Inc.....................................    714     16,365
*   Symmetry Surgical, Inc.............................    426      3,067
*   Synageva BioPharma Corp............................    200     23,044
*   Taro Pharmaceutical Industries, Ltd................    762    126,873
*   Team Health Holdings, Inc..........................  1,972    101,952
    Teleflex, Inc......................................  1,814    198,742
#*  Tenet Healthcare Corp..............................  5,997    253,553
#*  Theravance Biopharma, Inc..........................    474      7,698
    Thermo Fisher Scientific, Inc......................  2,342    293,242
*   Thoratec Corp......................................  2,200     78,958
*   Tornier NV.........................................    425     10,272
*   Triple-S Management Corp. Class B..................    800     19,264
*   United Therapeutics Corp...........................  1,215    171,473
    UnitedHealth Group, Inc............................ 21,670  2,302,437
*   Universal American Corp............................  3,809     34,395
    Universal Health Services, Inc. Class B............  3,193    327,378
    US Physical Therapy, Inc...........................    424     16,447
    Utah Medical Products, Inc.........................    200     11,338
#*  Varian Medical Systems, Inc........................  3,147    291,286
*   Vascular Solutions, Inc............................    600     16,356
*   VCA, Inc...........................................  4,571    238,149
*   Vertex Pharmaceuticals, Inc........................  1,922    211,689
*   Waters Corp........................................  1,800    214,290
#*  WellCare Health Plans, Inc.........................  1,800    131,130

                                     1014

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Health Care -- (Continued)
    West Pharmaceutical Services, Inc..................  3,200 $   157,792
*   Wright Medical Group, Inc..........................  1,422      34,711
    Zimmer Holdings, Inc...............................  2,344     262,762
    Zoetis, Inc........................................ 15,188     648,983
                                                               -----------
Total Health Care......................................         53,635,888
                                                               -----------
Industrials -- (11.8%)
    3M Co..............................................  2,758     447,623
    AAON, Inc..........................................  1,687      36,793
    AAR Corp...........................................  2,026      58,065
    ABM Industries, Inc................................  2,500      72,175
    Acacia Research Corp...............................  1,906      23,863
*   ACCO Brands Corp...................................  5,957      47,179
#   Aceto Corp.........................................  1,462      28,363
    Actuant Corp. Class A..............................  3,519      81,324
    Acuity Brands, Inc.................................  1,393     208,797
#   ADT Corp. (The)....................................  6,133     210,975
*   Advisory Board Co. (The)...........................  1,184      55,506
*   AECOM..............................................  7,674     195,073
*   Aegion Corp........................................  1,353      20,728
*   Aerovironment, Inc.................................  1,280      32,755
#   AGCO Corp..........................................  3,296     142,849
#   Air Lease Corp.....................................  3,754     131,165
*   Air Transport Services Group, Inc..................  1,100       9,163
    Aircastle, Ltd.....................................  2,100      42,126
    Alamo Group, Inc...................................    659      29,688
    Alaska Air Group, Inc..............................  2,746     186,371
    Albany International Corp. Class A.................  1,347      45,973
    Allegiant Travel Co................................    500      90,635
    Allegion P.L.C.....................................  2,086     112,665
    Alliant Techsystems, Inc...........................  1,732     225,697
    Allison Transmission Holdings, Inc.................  6,460     202,327
    Altra Industrial Motion Corp.......................    968      24,732
*   AMERCO.............................................  1,073     306,996
*   Ameresco, Inc. Class A.............................  2,446      14,260
    American Airlines Group, Inc....................... 11,000     539,880
#   American Railcar Industries, Inc...................    800      40,160
#   American Science & Engineering, Inc................    300      13,920
#*  American Superconductor Corp.......................    439         307
*   American Woodmark Corp.............................    400      16,452
    AMETEK, Inc........................................  4,721     226,136
    AO Smith Corp......................................  2,965     176,151
    Apogee Enterprises, Inc............................  1,700      73,542
#   Applied Industrial Technologies, Inc...............  2,374      95,981
*   ARC Document Solutions, Inc........................  3,255      29,848
    ArcBest Corp.......................................    843      31,410
    Argan, Inc.........................................    979      29,771
*   Armstrong World Industries, Inc....................  3,040     154,128
    Astec Industries, Inc..............................  1,000      35,560
*   Astronics Corp.....................................    787      43,828
#*  Astronics Corp. Class B............................    187      10,472
*   Atlas Air Worldwide Holdings, Inc..................    786      35,527
*   Avis Budget Group, Inc.............................  6,056     347,069

                                     1015

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Industrials -- (Continued)
    AZZ, Inc...........................................  1,009 $   42,570
*   B/E Aerospace, Inc.................................  2,000    116,660
    Babcock & Wilcox Co. (The).........................  3,998    108,866
#   Baltic Trading, Ltd................................  2,100      3,402
    Barnes Group, Inc..................................  2,050     70,417
#   Barrett Business Services, Inc.....................    297      9,103
*   Beacon Roofing Supply, Inc.........................  2,797     66,261
*   Blount International, Inc..........................  3,178     49,259
#*  BlueLinx Holdings, Inc.............................  1,514      1,575
    Boeing Co. (The)................................... 13,884  2,018,317
    Brady Corp. Class A................................  1,950     51,031
#   Briggs & Stratton Corp.............................  2,519     46,375
    Brink's Co. (The)..................................  2,300     51,543
#*  Builders FirstSource, Inc..........................  2,956     17,500
*   CAI International, Inc.............................  1,625     34,076
    Carlisle Cos., Inc.................................  3,542    317,647
*   Casella Waste Systems, Inc. Class A................    900      3,429
#   Caterpillar, Inc................................... 11,210    896,464
#*  CBIZ, Inc..........................................  2,496     20,667
    CDI Corp...........................................  1,400     23,786
    Ceco Environmental Corp............................    721      9,892
    Celadon Group, Inc.................................  1,152     27,452
    CH Robinson Worldwide, Inc.........................  2,198    156,542
*   Chart Industries, Inc..............................  1,000     28,500
#   Chicago Bridge & Iron Co. NV.......................  1,299     44,828
    Cintas Corp........................................  3,600    283,320
    CIRCOR International, Inc..........................    600     29,634
    Civeo Corp.........................................  4,836     14,169
#   CLARCOR, Inc.......................................  2,053    128,374
#*  Clean Harbors, Inc.................................  2,162    102,306
#*  Colfax Corp........................................  3,202    145,083
    Columbus McKinnon Corp.............................  1,099     27,530
    Comfort Systems USA, Inc...........................  1,453     24,192
*   Commercial Vehicle Group, Inc......................  1,000      5,530
    Con-way, Inc.......................................  1,365     55,924
    Copa Holdings SA Class A...........................    600     64,506
*   Copart, Inc........................................  5,791    211,951
    Corporate Executive Board Co. (The)................  2,178    149,237
    Courier Corp.......................................    400      9,388
    Covanta Holding Corp...............................  4,497     91,919
*   Covenant Transportation Group, Inc. Class A........    700     19,810
*   CPI Aerostructures, Inc............................    300      3,525
*   CRA International, Inc.............................    400     11,812
    Crane Co...........................................  2,462    150,059
    CSX Corp...........................................  9,200    306,360
    Cubic Corp.........................................    956     49,989
    Cummins, Inc.......................................  3,240    451,850
    Curtiss-Wright Corp................................  3,182    211,698
    Danaher Corp.......................................  8,672    714,399
#   Deere & Co.........................................  8,734    744,049
    Delta Air Lines, Inc............................... 11,360    537,442
#   Deluxe Corp........................................  3,258    211,542
#*  DigitalGlobe, Inc..................................  5,438    146,228

                                     1016

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
#   Donaldson Co., Inc.................................   5,115 $  187,004
    Douglas Dynamics, Inc..............................     841     16,980
    Dover Corp.........................................   4,321    302,643
*   Ducommun, Inc......................................     591     15,348
    Dun & Bradstreet Corp. (The).......................   1,382    159,082
*   DXP Enterprises, Inc...............................     600     24,612
*   Dycom Industries, Inc..............................   3,727    114,829
#   Dynamic Materials Corp.............................     497      7,038
    Eaton Corp. P.L.C..................................   8,226    518,978
*   Echo Global Logistics, Inc.........................     662     17,477
    EMCOR Group, Inc...................................   3,081    124,349
    Emerson Electric Co................................  10,039    571,621
    Encore Wire Corp...................................     782     23,953
#*  Energy Recovery, Inc...............................     975      3,217
    EnerSys............................................   2,000    116,760
#*  Engility Holdings, Inc.............................     941     37,546
    Ennis, Inc.........................................   1,000     13,340
*   EnPro Industries, Inc..............................     400     23,732
    Equifax, Inc.......................................   2,700    228,042
    ESCO Technologies, Inc.............................   1,418     51,076
*   Esterline Technologies Corp........................   1,597    179,008
    Exelis, Inc........................................   9,007    154,110
    Expeditors International of Washington, Inc........   3,885    169,697
    Exponent, Inc......................................     900     72,126
#   Fastenal Co........................................   6,433    285,625
    Federal Signal Corp................................   2,530     38,633
    FedEx Corp.........................................   4,158    703,159
    Flowserve Corp.....................................   2,400    130,776
    Fluor Corp.........................................   4,791    256,750
#   Fortune Brands Home & Security, Inc................   4,795    214,768
    Forward Air Corp...................................     800     35,920
*   Franklin Covey Co..................................     400      7,228
#   Franklin Electric Co., Inc.........................   1,662     56,857
    FreightCar America, Inc............................     400      9,336
*   FTI Consulting, Inc................................   1,955     79,510
#*  Fuel Tech, Inc.....................................     100        323
*   Furmanite Corp.....................................   1,258      9,221
    G&K Services, Inc. Class A.........................   1,009     70,731
    GATX Corp..........................................   1,274     72,809
*   Gencor Industries, Inc.............................     300      2,745
#*  GenCorp, Inc.......................................   1,473     24,746
#*  Generac Holdings, Inc..............................   4,221    184,627
#   General Cable Corp.................................   2,001     22,891
    General Dynamics Corp..............................   4,179    556,685
    General Electric Co................................ 126,382  3,019,266
*   Genesee & Wyoming, Inc. Class A....................   1,200     98,940
*   Gibraltar Industries, Inc..........................   1,224     18,531
    Global Brass & Copper Holdings, Inc................   1,100     14,443
#   Global Power Equipment Group, Inc..................     464      5,721
    Gorman-Rupp Co. (The)..............................     875     24,946
*   GP Strategies Corp.................................     904     30,176
    Graco, Inc.........................................   2,845    202,678
#*  GrafTech International, Ltd........................   3,401     12,346

                                     1017

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
    Graham Corp........................................    488 $ 10,097
    Granite Construction, Inc..........................  1,548   52,756
*   Great Lakes Dredge & Dock Corp.....................  3,400   26,418
#   Greenbrier Cos., Inc. (The)........................  1,486   77,168
#   Griffon Corp.......................................  1,955   28,719
    H&E Equipment Services, Inc........................  1,296   22,732
    Harsco Corp........................................  7,154  105,593
*   Hawaiian Holdings, Inc.............................  1,300   25,272
#*  HC2 Holdings, Inc..................................    482    3,596
*   HD Supply Holdings, Inc............................  8,405  242,316
#   Healthcare Services Group, Inc.....................  1,300   40,963
#   Heartland Express, Inc.............................  3,693   94,873
#   HEICO Corp.........................................  1,285   77,974
    HEICO Corp. Class A................................  1,771   83,538
    Heidrick & Struggles International, Inc............    505   11,191
    Herman Miller, Inc.................................  1,088   31,606
*   Hertz Global Holdings, Inc......................... 19,946  409,292
#   Hexcel Corp........................................  3,956  174,974
*   Hill International, Inc............................  1,100    4,202
    Hillenbrand, Inc...................................  1,926   60,496
#   HNI Corp...........................................  2,663  131,153
    Honeywell International, Inc.......................  3,900  381,264
    Houston Wire & Cable Co............................    600    6,642
#*  Hub Group, Inc. Class A............................  1,731   57,815
    Hubbell, Inc. Class A..............................    100   10,855
    Hubbell, Inc. Class B..............................  1,724  182,813
*   Hudson Global, Inc.................................    800    1,960
    Huntington Ingalls Industries, Inc.................  1,901  221,657
    Hurco Cos., Inc....................................    200    7,016
*   Huron Consulting Group, Inc........................  1,270   95,529
    Hyster-Yale Materials Handling, Inc................    600   37,590
*   ICF International, Inc.............................    997   37,248
    IDEX Corp..........................................  3,200  231,520
*   IHS, Inc. Class A..................................    800   92,104
    Illinois Tool Works, Inc...........................  3,739  348,063
    Ingersoll-Rand P.L.C...............................  6,258  415,531
#*  InnerWorkings, Inc.................................  3,100   15,903
#*  Innovative Solutions & Support, Inc................    300    1,182
    Insperity, Inc.....................................    771   32,336
    Insteel Industries, Inc............................    594   12,129
*   Integrated Electrical Services, Inc................    364    2,661
    Interface, Inc.....................................  2,396   37,641
#   International Shipholding Corp.....................    200    3,352
#   Intersections, Inc.................................    600    2,052
    ITT Corp...........................................  4,202  150,474
*   Jacobs Engineering Group, Inc......................  5,606  213,589
#   JB Hunt Transport Services, Inc....................  2,800  222,908
#*  JetBlue Airways Corp............................... 14,845  249,248
    John Bean Technologies Corp........................    808   24,394
#   Joy Global, Inc....................................  3,596  150,816
#   Kaman Corp.........................................  1,003   38,134
#   Kansas City Southern...............................  2,000  220,180
    KAR Auction Services, Inc..........................  7,654  261,078

                                     1018

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Industrials -- (Continued)
#   KBR, Inc........................................... 5,160  $   85,295
#   Kelly Services, Inc. Class A....................... 1,714      28,967
#   Kennametal, Inc.................................... 2,119      66,579
    Kforce, Inc........................................ 1,628      38,095
    Kimball International, Inc. Class B................ 1,135       9,840
*   Kirby Corp......................................... 1,683     122,001
*   KLX, Inc........................................... 1,000      39,310
#   Knight Transportation, Inc......................... 5,882     167,578
#   Knightsbridge Shipping, Ltd........................ 1,161       4,656
    Knoll, Inc......................................... 1,852      37,947
*   Korn/Ferry International........................... 1,978      56,373
*   Kratos Defense & Security Solutions, Inc........... 3,982      19,353
    L-3 Communications Holdings, Inc................... 2,690     331,193
    Landstar System, Inc...............................   600      38,448
*   Lawson Products, Inc...............................   196       4,822
#*  Layne Christensen Co...............................   712       5,760
    LB Foster Co. Class A..............................   400      18,964
    Lennox International, Inc.......................... 1,871     183,938
    Lincoln Electric Holdings, Inc..................... 3,500     237,685
#   Lindsay Corp.......................................   550      47,531
*   LMI Aerospace, Inc.................................   400       5,680
    Lockheed Martin Corp............................... 7,523   1,417,107
    LSI Industries, Inc................................   600       4,404
*   Lydall, Inc........................................   500      13,775
*   Magnetek, Inc......................................    50       1,976
#   Manitowoc Co., Inc. (The).......................... 5,541     103,617
    Manpowergroup, Inc................................. 3,073     223,960
    Marten Transport, Ltd.............................. 1,506      30,798
    Masco Corp......................................... 7,200     178,848
#*  MasTec, Inc........................................ 2,659      49,245
    Matson, Inc........................................ 1,528      53,098
    Matthews International Corp. Class A...............   523      24,231
    McGrath RentCorp................................... 1,221      37,094
*   Meritor, Inc....................................... 4,287      54,874
*   Middleby Corp. (The)............................... 3,436     326,489
    Miller Industries, Inc.............................   400       8,080
*   Mistras Group, Inc.................................   854      17,165
    Mobile Mini, Inc................................... 2,899     105,234
*   Moog, Inc. Class A................................. 2,647     186,084
*   MRC Global, Inc.................................... 3,570      38,592
    MSA Safety, Inc.................................... 1,649      71,995
#   MSC Industrial Direct Co., Inc. Class A............ 1,814     136,177
    Mueller Industries, Inc............................ 3,100      97,309
    Mueller Water Products, Inc. Class A............... 5,594      57,227
#   Multi-Color Corp...................................   435      25,326
*   MYR Group, Inc..................................... 1,200      30,036
#   National Presto Industries, Inc....................   235      14,805
*   Navigant Consulting, Inc........................... 1,346      19,423
*   NCI Building Systems, Inc..........................   700      10,801
    Nielsen NV......................................... 9,156     398,835
    NN, Inc............................................ 1,016      23,419
    Nordson Corp....................................... 4,013     292,387
    Norfolk Southern Corp.............................. 3,534     360,362

                                     1019

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
#*  Nortek, Inc........................................    454 $ 34,654
    Northrop Grumman Corp..............................  3,000  470,850
*   Northwest Pipe Co..................................    561   13,425
#*  NOW, Inc...........................................    675   16,841
*   Old Dominion Freight Line, Inc.....................  3,300  231,396
    Omega Flex, Inc....................................     93    2,917
*   On Assignment, Inc.................................  3,288  115,507
*   Orbital Sciences Corp..............................  3,694  103,764
#*  Orion Energy Systems, Inc..........................    600    2,718
#*  Orion Marine Group, Inc............................  1,426   13,019
    Oshkosh Corp.......................................  4,319  185,069
    Owens Corning......................................  6,280  251,514
    PACCAR, Inc........................................  3,100  186,341
    Pall Corp..........................................  2,113  204,454
*   PAM Transportation Services, Inc...................    100    5,790
    Park-Ohio Holdings Corp............................    300   16,029
    Parker Hannifin Corp...............................  1,800  209,628
*   Patrick Industries, Inc............................    777   33,411
*   Pendrell Corp......................................  2,782    3,617
    Pentair P.L.C......................................  9,636  595,601
#*  Performant Financial Corp..........................  2,244   11,130
*   PGT, Inc...........................................  3,798   32,625
    Pitney Bowes, Inc.................................. 12,570  301,429
#*  Ply Gem Holdings, Inc..............................  2,227   28,060
#*  Polypore International, Inc........................  1,867   83,492
    Powell Industries, Inc.............................    428   16,696
*   PowerSecure International, Inc.....................    800    7,520
    Precision Castparts Corp...........................  1,233  246,723
    Preformed Line Products Co.........................    300   14,343
#   Primoris Services Corp.............................  3,951   74,200
*   Proto Labs, Inc....................................    568   36,573
    Quad/Graphics, Inc.................................    969   19,419
*   Quality Distribution, Inc..........................    807    6,730
    Quanex Building Products Corp......................  1,584   29,827
*   Quanta Services, Inc...............................  5,845  154,776
#   Raven Industries, Inc..............................  1,844   39,535
    Raytheon Co........................................  5,678  568,084
    RBC Bearings, Inc..................................    700   40,628
    Regal-Beloit Corp..................................  1,939  133,500
*   Republic Airways Holdings, Inc.....................  1,333   18,342
    Republic Services, Inc............................. 12,459  494,373
    Resources Connection, Inc..........................  1,538   25,685
*   Rexnord Corp.......................................  6,004  148,599
*   Roadrunner Transportation Systems, Inc.............  1,801   36,596
    Robert Half International, Inc.....................  4,256  247,103
    Rockwell Automation, Inc...........................  3,736  406,925
    Rockwell Collins, Inc..............................  5,248  449,334
#   Rollins, Inc.......................................  8,648  285,816
    Roper Industries, Inc..............................  2,420  373,503
*   RPX Corp...........................................  1,671   20,637
#   RR Donnelley & Sons Co............................. 12,451  205,068
*   Rush Enterprises, Inc. Class A.....................    887   24,836
    Ryder System, Inc..................................  3,698  306,157

                                     1020

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Industrials -- (Continued)
*   Saia, Inc..........................................    700 $   29,477
*   Sensata Technologies Holding NV....................  2,755    135,877
    Simpson Manufacturing Co., Inc.....................  2,239     73,081
    SkyWest, Inc.......................................  1,371     17,206
*   SL Industries, Inc.................................    100      4,275
    Snap-on, Inc.......................................  2,327    308,816
#*  SolarCity Corp.....................................  1,400     68,054
    Southwest Airlines Co.............................. 24,471  1,105,600
*   SP Plus Corp.......................................    400      8,928
*   Sparton Corp.......................................    743     17,446
*   Spirit Aerosystems Holdings, Inc. Class A..........  4,604    207,364
*   Spirit Airlines, Inc...............................  1,986    147,242
    SPX Corp...........................................  2,340    195,554
#*  Standard Register Co. (The)........................    120        188
    Standex International Corp.........................    521     36,517
    Stanley Black & Decker, Inc........................  6,094    570,703
    Steelcase, Inc. Class A............................  4,250     71,740
*   Stericycle, Inc....................................  1,176    154,397
*   Sterling Construction Co., Inc.....................    400      1,388
#   Sun Hydraulics Corp................................  1,520     55,085
#*  Swift Transportation Co............................  1,965     48,300
    TAL International Group, Inc.......................  1,400     56,910
#*  Taser International, Inc...........................  1,400     37,814
*   Team, Inc..........................................  1,000     38,140
*   Tecumseh Products Co...............................    400      1,416
*   Teledyne Technologies, Inc.........................  1,375    130,680
    Tennant Co.........................................  1,238     80,730
#   Terex Corp.........................................  5,091    114,446
    Tetra Tech, Inc....................................  3,704     85,303
    Textainer Group Holdings, Ltd......................  1,838     60,305
    Textron, Inc.......................................  9,561    406,916
*   Thermon Group Holdings, Inc........................    951     19,448
    Timken Co. (The)...................................  2,900    110,229
#   Titan International, Inc...........................  1,654     14,787
#*  Titan Machinery, Inc...............................  1,000     14,130
    Toro Co. (The).....................................  2,349    152,474
#   Towers Watson & Co. Class A........................  2,455    290,917
    TransDigm Group, Inc...............................  1,600    328,848
*   TRC Cos., Inc......................................    500      3,455
#*  Trex Co., Inc......................................    800     34,024
*   Trimas Corp........................................  1,769     47,745
#   Trinity Industries, Inc............................  7,100    187,937
#   Triumph Group, Inc.................................  2,200    125,532
*   TrueBlue, Inc......................................  1,673     36,906
*   Tutor Perini Corp..................................  3,132     67,996
    Twin Disc, Inc.....................................    300      4,830
    Tyco International P.L.C...........................  3,002    122,512
*   Ultralife Corp.....................................    200        670
    UniFirst Corp......................................    900    104,517
    Union Pacific Corp................................. 11,792  1,382,140
*   United Continental Holdings, Inc...................  6,748    468,109
    United Parcel Service, Inc. Class B................  7,739    764,923
*   United Rentals, Inc................................  5,371    444,987

                                     1021

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Industrials -- (Continued)
#   United Stationers, Inc.............................  1,810 $    72,961
    United Technologies Corp........................... 14,503   1,664,654
    Universal Forest Products, Inc.....................    925      46,305
#   US Ecology, Inc....................................    600      24,876
#*  USG Corp...........................................  5,400     164,430
#*  UTi Worldwide, Inc.................................  2,500      29,675
#   Valmont Industries, Inc............................  1,366     164,084
*   Vectrus, Inc.......................................    488      13,586
*   Verisk Analytics, Inc. Class A.....................  2,566     165,122
#*  Veritiv Corp.......................................    376      19,127
*   Versar, Inc........................................    489       1,491
    Viad Corp..........................................    809      21,827
#*  Vicor Corp.........................................    600       6,462
#*  Volt Information Sciences, Inc.....................    500       6,270
    VSE Corp...........................................    151      10,928
#*  Wabash National Corp...............................  3,046      37,984
*   WABCO Holdings, Inc................................  3,483     331,477
    Wabtec Corp........................................  2,900     242,005
    Waste Connections, Inc.............................  5,228     225,954
    Watsco, Inc........................................  2,018     219,679
    Watts Water Technologies, Inc. Class A.............  1,600      93,808
#   Werner Enterprises, Inc............................  3,591     102,451
#*  Wesco Aircraft Holdings, Inc.......................    494       6,442
#*  WESCO International, Inc...........................  2,706     180,653
#   West Corp..........................................  2,987      97,675
*   Willis Lease Finance Corp..........................     78       1,611
    Woodward, Inc......................................  2,280     101,711
#   WW Grainger, Inc...................................  2,644     623,561
#*  Xerium Technologies, Inc...........................    100       1,539
#*  XPO Logistics, Inc.................................    949      34,914
    Xylem, Inc.........................................  4,418     150,654
                                                               -----------
Total Industrials......................................         56,314,091
                                                               -----------
Information Technology -- (16.9%)
#*  3D Systems Corp....................................  1,800      52,344
    Accenture P.L.C. Class A........................... 13,046   1,096,255
*   ACI Worldwide, Inc.................................  7,545     139,356
    Activision Blizzard, Inc........................... 20,613     430,709
*   Actua Corp.........................................  1,306      21,027
*   Acxiom Corp........................................  3,741      68,086
*   Adobe Systems, Inc.................................  6,689     469,100
    ADTRAN, Inc........................................  2,743      60,648
*   Advanced Energy Industries, Inc....................  1,310      31,440
#*  Advanced Micro Devices, Inc........................ 41,700     107,169
#   Advent Software, Inc...............................  2,500     104,625
#*  Agilysys, Inc......................................    761       7,899
*   Akamai Technologies, Inc...........................  3,032     176,326
*   Alliance Data Systems Corp.........................  2,780     802,947
#*  Alpha & Omega Semiconductor, Ltd...................    749       6,569
    Altera Corp........................................  4,995     164,460
    Amdocs, Ltd........................................  4,603     221,773
    American Software, Inc. Class A....................    400       3,316
*   Amkor Technology, Inc.............................. 12,116      76,937

                                     1022

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Information Technology -- (Continued)
    Amphenol Corp. Class A.............................  8,004 $  429,895
*   Amtech Systems, Inc................................    200      1,634
    Analog Devices, Inc................................  5,686    296,269
*   Anixter International, Inc.........................  1,157     87,192
*   ANSYS, Inc.........................................  1,200     96,804
*   AOL, Inc...........................................  3,607    156,003
    Apple, Inc......................................... 66,080  7,741,933
    Applied Materials, Inc............................. 15,282    349,041
*   ARRIS Group, Inc...................................  5,713    149,795
*   Arrow Electronics, Inc.............................  4,168    229,407
*   Aspen Technology, Inc..............................  3,617    127,843
*   Atmel Corp.........................................  8,102     67,490
*   Autodesk, Inc......................................  4,404    237,838
    Automatic Data Processing, Inc..................... 12,722  1,049,947
    Avago Technologies, Ltd............................  3,000    308,640
*   AVG Technologies NV................................  2,369     46,859
*   Avid Technology, Inc...............................  1,011     13,103
    Avnet, Inc.........................................  4,332    180,298
    AVX Corp...........................................  2,139     27,657
    Aware, Inc.........................................    500      2,440
*   Axcelis Technologies, Inc..........................  4,567     10,961
#   Badger Meter, Inc..................................    485     29,032
#*  Bankrate, Inc......................................  4,669     58,269
    Bel Fuse, Inc. Class B.............................    378      8,891
    Belden, Inc........................................  1,290    106,993
*   Benchmark Electronics, Inc.........................  1,618     39,204
    Black Box Corp.....................................    500     10,505
    Blackbaud, Inc.....................................  2,134     93,277
#*  Blackhawk Network Holdings, Inc. Class B...........  1,787     59,168
#*  Blucora, Inc.......................................  2,066     27,932
    Booz Allen Hamilton Holding Corp...................  5,434    158,184
*   Bottomline Technologies de, Inc....................    953     23,606
    Broadcom Corp. Class A.............................  6,052    256,817
    Broadridge Financial Solutions, Inc................  7,566    363,092
    Brocade Communications Systems, Inc................ 28,051    311,927
    Brooks Automation, Inc.............................  5,287     68,255
*   BTU International, Inc.............................    200        526
    CA, Inc............................................ 21,790    660,237
*   Cabot Microelectronics Corp........................    768     37,947
*   CACI International, Inc. Class A...................  1,620    137,036
#*  Cadence Design Systems, Inc........................  9,120    164,069
*   CalAmp Corp........................................    600     10,746
*   Calix, Inc.........................................  1,647     15,811
#*  Cardtronics, Inc...................................  3,070    103,183
*   Cascade Microtech, Inc.............................    300      4,038
    Cass Information Systems, Inc......................    442     19,368
*   Cavium, Inc........................................    224     13,173
    CDK Global, Inc....................................  4,240    191,478
    CDW Corp...........................................  4,346    148,894
*   Ceva, Inc..........................................    819     14,996
*   Checkpoint Systems, Inc............................  1,612     20,892
*   Ciber, Inc.........................................  2,092      6,757
#*  Ciena Corp.........................................  4,191     77,617

                                     1023

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Information Technology -- (Continued)
*   Cimpress NV........................................    852 $   68,629
#*  Cirrus Logic, Inc..................................  1,427     37,815
    Cisco Systems, Inc................................. 94,737  2,497,741
*   Citrix Systems, Inc................................  3,279    194,314
#*  Clearfield, Inc....................................    600      7,068
*   Cognex Corp........................................  2,478     91,066
*   Cognizant Technology Solutions Corp. Class A.......  5,430    293,926
*   Coherent, Inc......................................    900     55,692
    Cohu, Inc..........................................    323      3,660
    Communications Systems, Inc........................    300      3,075
*   CommVault Systems, Inc.............................    801     34,908
    Computer Sciences Corp............................. 10,423    632,468
    Computer Task Group, Inc...........................    610      4,935
*   comScore, Inc......................................    268     11,138
    Comtech Telecommunications Corp....................  1,053     34,791
*   Comverse, Inc......................................  1,013     17,454
*   Constant Contact, Inc..............................    624     23,600
#   Convergys Corp.....................................  4,549     87,159
*   CoreLogic, Inc.....................................  5,693    189,008
    Corning, Inc....................................... 13,735    326,481
#*  CoStar Group, Inc..................................  1,083    199,824
*   Covisint Corp......................................  1,348      2,993
#*  Cray, Inc..........................................  1,325     43,049
#*  Cree, Inc..........................................  3,960    140,026
#   CSG Systems International, Inc.....................  2,340     57,377
    CTS Corp...........................................    685     10,960
    Daktronics, Inc....................................  2,457     30,418
*   Datalink Corp......................................    687      7,804
#*  Dealertrack Technologies, Inc......................  2,144     86,189
#*  Demand Media, Inc..................................    253      1,025
*   Dice Holdings, Inc.................................  7,201     59,552
#   Diebold, Inc.......................................  1,649     51,449
*   Digi International, Inc............................    815      7,783
    Digimarc Corp......................................    127      3,432
#*  Digital River, Inc.................................  1,636     41,767
*   Diodes, Inc........................................  1,336     35,310
    Dolby Laboratories, Inc. Class A...................  1,265     49,082
*   DSP Group, Inc.....................................     10        110
    DST Systems, Inc...................................  2,110    204,037
*   DTS, Inc...........................................    453     12,557
#   EarthLink Holdings Corp............................  3,454     14,576
*   eBay, Inc.......................................... 15,393    815,829
#   Ebix, Inc..........................................    960     21,936
#*  Echelon Corp.......................................    700        980
*   EchoStar Corp. Class A.............................  2,337    121,921
    Electro Rent Corp..................................    804     10,364
    Electro Scientific Industries, Inc.................  1,011      6,339
*   Electronic Arts, Inc...............................  4,020    220,537
*   Electronics for Imaging, Inc.......................  2,109     81,513
#*  Ellie Mae, Inc.....................................    755     33,401
    EMC Corp........................................... 27,535    713,983
*   Emulex Corp........................................  2,986     18,692
#*  EnerNOC, Inc.......................................  1,220     21,008

                                     1024

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Information Technology -- (Continued)
*   Entegris, Inc......................................  3,413 $   44,369
#*  Entropic Communications, Inc.......................  2,237      5,794
*   Envestnet, Inc.....................................    690     35,514
*   EPAM Systems, Inc..................................  2,595    126,973
    EPIQ Systems, Inc..................................  2,009     35,057
*   ePlus, Inc.........................................    400     26,976
#   Equinix, Inc.......................................  1,142    247,654
#*  Euronet Worldwide, Inc.............................  2,376    107,847
#*  Exar Corp..........................................  1,220     11,004
*   ExlService Holdings, Inc...........................  2,071     60,846
*   Extreme Networks, Inc..............................  2,741      8,059
*   F5 Networks, Inc...................................  2,019    225,361
*   Fabrinet...........................................  1,414     23,091
*   Facebook, Inc. Class A............................. 23,773  1,804,608
#   FactSet Research Systems, Inc......................  2,323    333,560
    Fair Isaac Corp....................................  2,000    142,700
*   Fairchild Semiconductor International, Inc.........  3,440     52,804
*   FARO Technologies, Inc.............................    400     22,140
    FEI Co.............................................  1,000     82,220
    Fidelity National Information Services, Inc........  7,645    477,277
#*  Finisar Corp.......................................  3,823     69,349
#*  First Solar, Inc...................................  3,600    152,352
*   Fiserv, Inc........................................  8,561    620,929
*   FleetCor Technologies, Inc.........................  2,864    402,392
    FLIR Systems, Inc..................................  2,970     89,694
*   FormFactor, Inc....................................  3,147     23,760
    Forrester Research, Inc............................    600     22,644
*   Fortinet, Inc......................................  2,890     86,397
#*  Freescale Semiconductor, Ltd.......................  2,500     80,225
*   Gartner, Inc.......................................  2,505    210,971
*   Genpact, Ltd.......................................  8,249    165,557
*   Global Cash Access Holdings, Inc...................  4,600     30,406
    Global Payments, Inc...............................  6,519    569,174
*   Google, Inc. Class A...............................  3,013  1,619,638
*   Google, Inc. Class C...............................  3,013  1,610,509
*   GSI Group, Inc.....................................    618      8,170
#*  GSI Technology, Inc................................    381      1,928
*   GTT Communications, Inc............................  1,500     17,265
    Hackett Group, Inc. (The)..........................    800      6,064
*   Harmonic, Inc......................................  4,973     38,043
    Harris Corp........................................  2,173    145,873
    Heartland Payment Systems, Inc.....................  1,788     88,989
    Hewlett-Packard Co................................. 57,086  2,062,517
*   HomeAway, Inc......................................  2,300     58,627
#*  Hutchinson Technology, Inc.........................    900      3,141
    IAC/InterActiveCorp................................  3,700    225,515
*   ID Systems, Inc....................................    400      2,636
*   Identiv, Inc.......................................      2         25
*   iGATE Corp.........................................  2,495     88,323
*   II-VI, Inc.........................................  2,048     35,205
#*  Imation Corp.......................................    397      1,493
#*  Infinera Corp......................................  4,606     74,249
*   Informatica Corp...................................  2,972    123,888

                                     1025

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Information Technology -- (Continued)
*   Ingram Micro, Inc. Class A.........................  6,534 $  164,526
*   Innodata, Inc......................................    400      1,144
*   Inphi Corp.........................................      6        118
*   Insight Enterprises, Inc...........................  1,499     35,481
*   Integrated Device Technology, Inc..................  2,864     52,383
    Integrated Silicon Solution, Inc...................    700     11,256
    Intel Corp......................................... 86,163  2,846,825
#*  Interactive Intelligence Group, Inc................    500     20,280
#   InterDigital, Inc..................................  1,900     94,962
#*  Internap Corp......................................  3,375     28,417
#   International Business Machines Corp............... 16,139  2,474,270
    Intersil Corp. Class A.............................  5,929     84,844
#*  Intevac, Inc.......................................    500      3,250
*   IntraLinks Holdings, Inc...........................  1,900     20,254
    Intuit, Inc........................................  5,800    503,556
#*  IPG Photonics Corp.................................    600     44,784
#*  Itron, Inc.........................................  2,179     81,081
#*  Ixia...............................................  3,648     36,991
    IXYS Corp..........................................  1,534     17,334
    j2 Global, Inc.....................................  1,901    109,193
    Jabil Circuit, Inc.................................  9,306    191,797
    Jack Henry & Associates, Inc.......................  4,000    245,480
#*  JDS Uniphase Corp..................................  9,748    118,438
    Juniper Networks, Inc.............................. 14,506    329,721
#*  Kemet Corp.........................................    318      1,208
*   Key Tronic Corp....................................    334      3,079
*   Keysight Technologies, Inc.........................  2,050     68,449
*   Kimball Electronics, Inc...........................    851      8,663
    KLA-Tencor Corp....................................  2,269    139,475
#*  Knowles Corp.......................................  2,836     60,152
#*  Kopin Corp.........................................  1,468      5,358
*   Kulicke & Soffa Industries, Inc....................  3,312     50,243
#*  KVH Industries, Inc................................     99      1,198
    Lam Research Corp..................................  5,038    385,105
*   Lattice Semiconductor Corp.........................  5,607     39,978
    Leidos Holdings, Inc...............................  3,582    148,295
#   Lexmark International, Inc. Class A................  3,325    132,701
*   Limelight Networks, Inc............................  1,080      2,873
    Linear Technology Corp.............................  2,800    125,832
*   LinkedIn Corp. Class A.............................    791    177,769
*   Lionbridge Technologies, Inc.......................  2,610     12,998
#*  Liquidity Services, Inc............................    101        782
    Littelfuse, Inc....................................  1,105    109,108
*   Magnachip Semiconductor Corp.......................  1,541     22,160
*   Manhattan Associates, Inc..........................  2,100     93,744
#   ManTech International Corp. Class A................  1,887     61,384
    Marchex, Inc. Class B..............................    700      2,667
    Marvell Technology Group, Ltd...................... 14,497    224,559
    MasterCard, Inc. Class A........................... 19,636  1,610,741
    Maxim Integrated Products, Inc.....................  6,639    219,684
    MAXIMUS, Inc.......................................  4,044    225,332
#*  Maxwell Technologies, Inc..........................    900      7,164
    Mentor Graphics Corp...............................  6,675    153,592

                                     1026

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   Mercury Systems, Inc...............................   1,795 $   28,325
    Mesa Laboratories, Inc.............................     200     15,234
    Methode Electronics, Inc...........................   1,300     47,021
    Micrel, Inc........................................   1,226     17,250
#   Microchip Technology, Inc..........................   1,100     49,610
*   Micron Technology, Inc.............................  32,511    951,434
*   Microsemi Corp.....................................   3,484     97,064
    Microsoft Corp..................................... 156,892  6,338,437
    MKS Instruments, Inc...............................   4,047    141,685
#*  ModusLink Global Solutions, Inc....................   1,100      3,971
#*  MoneyGram International, Inc.......................   2,059     17,543
    Monolithic Power Systems, Inc......................     810     38,467
    Monotype Imaging Holdings, Inc.....................   1,050     30,807
#*  Monster Worldwide, Inc.............................   9,144     37,765
    Motorola Solutions, Inc............................   4,827    301,253
    MTS Systems Corp...................................     834     60,282
*   Multi-Fineline Electronix, Inc.....................     722      9,393
*   Nanometrics, Inc...................................     527      8,190
    National Instruments Corp..........................   4,682    140,835
*   NCI, Inc. Class A..................................     100      1,232
*   NCR Corp...........................................   8,224    208,890
    NetApp, Inc........................................   7,487    283,009
*   NETGEAR, Inc.......................................   1,577     53,255
#*  Netscout Systems, Inc..............................   1,935     69,466
#*  NetSuite, Inc......................................     849     83,567
#*  NeuStar, Inc. Class A..............................   2,061     54,184
*   Newport Corp.......................................   1,890     35,003
    NIC, Inc...........................................   1,200     19,704
#*  Nuance Communications, Inc.........................  16,005    219,989
#   NVIDIA Corp........................................  26,341    505,879
*   OmniVision Technologies, Inc.......................   1,293     34,963
*   ON Semiconductor Corp..............................  19,904    199,239
    Oracle Corp........................................  61,587  2,579,879
*   OSI Systems, Inc...................................     852     59,623
#*  Palo Alto Networks, Inc............................     600     75,834
*   Pandora Media, Inc.................................   2,164     35,922
*   PAR Technology Corp................................     300      1,722
    Park Electrochemical Corp..........................     523     11,354
    Paychex, Inc.......................................  14,162    640,972
    PC Connection, Inc.................................     346      8,217
*   PDF Solutions, Inc.................................     439      7,296
    Pegasystems, Inc...................................   2,665     52,154
    Perceptron, Inc....................................     200      2,142
*   Perficient, Inc....................................   1,665     29,970
*   Pericom Semiconductor Corp.........................     400      5,844
*   Photronics, Inc....................................   3,408     28,627
    Plantronics, Inc...................................   1,928     88,360
*   Plexus Corp........................................   1,592     60,321
*   PMC-Sierra, Inc....................................   7,989     70,623
*   Polycom, Inc.......................................   6,834     90,892
    Power Integrations, Inc............................     500     25,790
#*  PRGX Global, Inc...................................     400      2,076
*   Progress Software Corp.............................   2,023     50,676

                                     1027

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Information Technology -- (Continued)
*   PTC, Inc...........................................  5,121 $  171,093
    QAD, Inc. Class A..................................    555     10,734
*   QLogic Corp........................................  6,373     85,143
*   Qorvo, Inc.........................................  3,393    250,641
    QUALCOMM, Inc...................................... 23,683  1,479,240
*   QuinStreet, Inc....................................    195        998
*   Qumu Corp..........................................    208      2,954
#*  Rackspace Hosting, Inc............................. 11,575    520,412
*   Radisys Corp.......................................    732      1,698
#*  Rambus, Inc........................................  3,700     41,625
*   RealNetworks, Inc..................................    971      6,826
#*  RealPage, Inc......................................  1,500     27,015
*   Red Hat, Inc.......................................  3,004    191,625
    Richardson Electronics, Ltd........................    500      4,685
#*  Rightside Group, Ltd...............................    253      1,999
*   Riverbed Technology, Inc...........................  4,496     92,528
*   Rofin-Sinar Technologies, Inc......................  1,726     46,464
*   Rogers Corp........................................    581     42,913
#*  Rosetta Stone, Inc.................................  1,153     10,400
*   Rovi Corp..........................................  5,069    117,145
*   Rudolph Technologies, Inc..........................  2,447     24,543
#*  Saba Software, Inc.................................    600      5,784
*   Salesforce.com, Inc................................  5,907    333,450
    SanDisk Corp.......................................  4,328    328,538
*   Sanmina Corp.......................................  3,690     78,154
*   Sapient Corp.......................................  7,942    197,438
*   ScanSource, Inc....................................  1,575     54,306
    Science Applications International Corp............  2,245    109,511
*   Seachange International, Inc.......................  1,200      8,472
#   Seagate Technology P.L.C...........................  6,300    355,572
*   Semtech Corp.......................................    991     25,231
*   ServiceNow, Inc....................................  1,300     94,770
*   ServiceSource International, Inc...................  3,707     12,418
*   ShoreTel, Inc......................................  2,672     18,918
*   Shutterstock, Inc..................................    800     45,032
*   Silicon Image, Inc.................................  1,800     13,068
*   Silicon Laboratories, Inc..........................  2,076     90,846
    Skyworks Solutions, Inc............................  5,239    435,099
*   SolarWinds, Inc....................................  2,200    105,930
    Solera Holdings, Inc...............................  4,562    235,399
*   Sonus Networks, Inc................................  1,683     32,108
*   Spansion, Inc. Class A.............................    901     31,949
#*  Speed Commerce, Inc................................    595      1,416
*   Splunk, Inc........................................  1,673     86,410
    SS&C Technologies Holdings, Inc....................  3,282    181,593
*   Stamps.com, Inc....................................    486     22,147
#*  StarTek, Inc.......................................    200      1,886
#*  Stratasys, Ltd.....................................  1,857    147,613
#*  SunEdison, Inc.....................................  8,529    159,748
#*  SunPower Corp......................................  1,361     32,827
*   Super Micro Computer, Inc..........................  2,458     89,889
*   support.com, Inc...................................  1,000      1,960
*   Sykes Enterprises, Inc.............................  2,556     57,561

                                     1028

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Information Technology -- (Continued)
    Symantec Corp...................................... 20,309 $  503,054
#*  Synaptics, Inc.....................................  1,720    132,113
*   Synchronoss Technologies, Inc......................  3,129    132,889
#   SYNNEX Corp........................................  2,219    164,628
*   Synopsys, Inc......................................  5,859    251,878
*   Syntel, Inc........................................  3,910    169,107
*   Tableau Software, Inc. Class A.....................    500     40,380
*   Take-Two Interactive Software, Inc.................  7,936    235,858
    TE Connectivity, Ltd...............................  3,896    258,655
*   Tech Data Corp.....................................  2,199    125,563
*   TechTarget, Inc....................................  1,500     16,575
*   TeleCommunication Systems, Inc. Class A............    971      2,748
#*  Telenav, Inc.......................................  1,165      7,549
*   TeleTech Holdings, Inc.............................  2,516     55,503
#*  Teradata Corp......................................  5,600    249,536
    Teradyne, Inc......................................  7,077    128,094
    Tessco Technologies, Inc...........................    126      2,854
    Tessera Technologies, Inc..........................  2,694     99,893
    Texas Instruments, Inc............................. 15,376    821,847
    TheStreet, Inc.....................................    700      1,456
*   TiVo, Inc..........................................  3,523     36,851
    Total System Services, Inc.........................  5,763    203,837
#   Transact Technologies, Inc.........................    300      1,785
*   Travelzoo, Inc.....................................    400      3,432
*   Trimble Navigation, Ltd............................  4,453    106,159
#*  TTM Technologies, Inc..............................  6,117     42,513
#*  Twitter, Inc.......................................  2,000     75,060
*   Tyler Technologies, Inc............................    600     63,648
#   Ubiquiti Networks, Inc.............................    327      8,598
#*  Ultimate Software Group, Inc. (The)................  1,151    170,359
*   Ultra Clean Holdings, Inc..........................    765      6,732
#*  Ultratech, Inc.....................................  1,181     18,825
*   Unisys Corp........................................  1,947     42,698
*   United Online, Inc.................................    539      7,115
#*  Unwired Planet, Inc................................  2,043      2,016
*   Vantiv, Inc. Class A............................... 10,281    353,564
#*  VASCO Data Security International, Inc.............    600     12,900
#*  Veeco Instruments, Inc.............................  2,842     82,901
#*  VeriFone Systems, Inc..............................  3,834    120,349
*   Verint Systems, Inc................................  2,381    127,098
#*  VeriSign, Inc......................................  1,924    104,819
#*  ViaSat, Inc........................................  2,264    127,282
*   Viasystems Group, Inc..............................    156      2,498
*   Video Display Corp.................................     37         93
#*  Virtusa Corp.......................................  1,004     37,610
    Visa, Inc. Class A.................................  5,530  1,409,652
#   Vishay Intertechnology, Inc........................  6,458     87,958
*   Vishay Precision Group, Inc........................    335      5,574
#*  VMware, Inc. Class A...............................    700     53,970
*   Web.com Group, Inc.................................  1,200     18,132
#*  WebMD Health Corp..................................    453     17,554
*   Westell Technologies, Inc. Class A.................    700        875
    Western Digital Corp...............................  7,142    694,417

                                     1029

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Information Technology -- (Continued)
#   Western Union Co. (The)............................ 13,020 $   221,340
*   WEX, Inc...........................................  1,550     142,677
#*  Workday, Inc. Class A..............................    600      47,676
*   Xcerra Corp........................................  2,281      17,518
    Xerox Corp......................................... 48,791     642,577
    Xilinx, Inc........................................  6,194     238,934
*   XO Group, Inc......................................    950      15,618
*   Yahoo!, Inc........................................  7,763     341,494
#*  Yelp, Inc..........................................    650      34,105
*   Zebra Technologies Corp. Class A...................  2,039     170,175
#*  Zillow, Inc. Class A...............................    300      29,076
*   Zix Corp...........................................  1,205       4,266
#*  Zynga, Inc. Class A................................ 12,436      31,836
                                                               -----------
Total Information Technology...........................         80,796,496
                                                               -----------
Materials -- (4.3%)
    A Schulman, Inc....................................  1,631      56,840
*   AEP Industries, Inc................................    179       8,970
    Air Products & Chemicals, Inc......................  2,654     386,449
    Airgas, Inc........................................  1,600     180,224
    Albemarle Corp.....................................  4,212     203,271
    Alcoa, Inc......................................... 23,667     370,389
#   Allegheny Technologies, Inc........................  4,175     119,113
#*  Allied Nevada Gold Corp............................  2,797       2,881
#*  AM Castle & Co.....................................    956       5,784
#   American Vanguard Corp.............................  1,982      22,159
    Ampco-Pittsburgh Corp..............................    957      17,417
#   Aptargroup, Inc....................................  2,590     163,455
    Ashland, Inc.......................................  1,065     126,224
    Avery Dennison Corp................................  6,804     355,645
    Axiall Corp........................................  2,225      98,456
    Balchem Corp.......................................  1,234      65,365
    Ball Corp..........................................  4,657     294,928
    Bemis Co., Inc.....................................  6,617     293,133
*   Berry Plastics Group, Inc..........................  5,113     172,922
*   Boise Cascade Co...................................  1,389      56,171
    Cabot Corp.........................................  2,600     110,266
*   Calgon Carbon Corp.................................  2,500      49,325
    Carpenter Technology Corp..........................  1,884      71,479
    Celanese Corp. Series A............................  4,162     223,749
*   Century Aluminum Co................................  3,446      79,637
    CF Industries Holdings, Inc........................  2,522     770,168
    Chase Corp.........................................    200       7,160
*   Chemtura Corp......................................  3,673      80,035
*   Clearwater Paper Corp..............................  1,793     132,718
#   Cliffs Natural Resources, Inc......................  1,812      11,633
    Commercial Metals Co...............................  6,154      82,587
    Compass Minerals International, Inc................  2,279     199,185
*   Crown Holdings, Inc................................  2,584     114,497
    Cytec Industries, Inc..............................  3,350     160,766
    Deltic Timber Corp.................................    200      12,500
    Domtar Corp........................................  3,600     137,880
    Dow Chemical Co. (The)............................. 19,460     878,814

                                     1030

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Materials -- (Continued)
    Eagle Materials, Inc...............................  2,200 $  156,684
    Eastman Chemical Co................................  4,237    300,361
    Ecolab, Inc........................................  4,584    475,682
    EI du Pont de Nemours & Co......................... 11,226    799,403
*   Ferro Corp.........................................  4,222     46,991
#*  Flotek Industries, Inc.............................  1,507     24,368
    FMC Corp...........................................  3,288    189,060
    Freeport-McMoRan, Inc.............................. 30,880    519,093
    FutureFuel Corp....................................  1,448     15,914
    Globe Specialty Metals, Inc........................  2,247     34,649
*   Graphic Packaging Holding Co....................... 20,693    299,635
    Greif, Inc. Class A................................    948     36,214
    Greif, Inc. Class B................................    200      8,762
#   Hawkins, Inc.......................................    400     15,404
    Haynes International, Inc..........................    300     11,679
#   HB Fuller Co.......................................  1,153     47,446
#*  Headwaters, Inc....................................  1,600     22,528
    Hecla Mining Co.................................... 16,958     55,792
#*  Horsehead Holding Corp.............................  1,695     22,781
#   Huntsman Corp......................................  7,232    158,815
    Innophos Holdings, Inc.............................    880     52,395
    Innospec, Inc......................................  1,338     52,811
    International Flavors & Fragrances, Inc............  1,224    129,879
    International Paper Co............................. 11,277    593,847
#*  Intrepid Potash, Inc...............................  2,295     30,546
#   Kaiser Aluminum Corp...............................    650     45,051
    KapStone Paper and Packaging Corp..................  7,197    214,974
    KMG Chemicals, Inc.................................    300      6,276
    Koppers Holdings, Inc..............................    798     14,492
*   Kraton Performance Polymers, Inc...................  1,647     31,853
#   Kronos Worldwide, Inc..............................  3,307     37,138
#*  Louisiana-Pacific Corp.............................  5,924     96,976
*   LSB Industries, Inc................................  1,305     40,768
    LyondellBasell Industries NV Class A...............  9,547    755,072
    Martin Marietta Materials, Inc.....................  2,376    255,990
    Materion Corp......................................    900     29,655
#*  McEwen Mining, Inc.................................  2,598      3,248
    MeadWestvaco Corp..................................  7,235    363,776
*   Mercer International, Inc..........................  1,858     23,559
    Minerals Technologies, Inc.........................  2,000    130,660
#*  Molycorp, Inc......................................    770        254
    Monsanto Co........................................  9,386  1,107,360
    Mosaic Co. (The)...................................  4,376    213,067
    Myers Industries, Inc..............................  2,331     38,811
    Neenah Paper, Inc..................................  1,036     59,446
#   NewMarket Corp.....................................    400    179,868
    Newmont Mining Corp................................  5,341    134,326
    Noranda Aluminum Holding Corp......................  2,079      6,299
    Nucor Corp.........................................  7,036    307,121
    Olin Corp..........................................  2,121     53,173
#   Olympic Steel, Inc.................................    300      4,113
    OM Group, Inc......................................  1,454     40,712
*   OMNOVA Solutions, Inc..............................  1,400      9,604

                                     1031

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Materials -- (Continued)
*   Owens-Illinois, Inc................................  9,307 $   217,318
    Packaging Corp. of America.........................  3,298     250,153
*   Penford Corp.......................................    200       3,764
    PH Glatfelter Co...................................  1,455      33,276
    PolyOne Corp.......................................  3,692     131,398
    PPG Industries, Inc................................  1,405     313,146
    Praxair, Inc.......................................  5,952     717,752
    Quaker Chemical Corp...............................    514      40,565
#   Rayonier Advanced Materials, Inc...................    700      11,984
    Reliance Steel & Aluminum Co.......................  2,537     132,863
#*  Rentech, Inc.......................................  6,215       7,458
*   Resolute Forest Products, Inc......................  2,966      50,422
    Rock-Tenn Co. Class A..............................  3,854     250,125
#   Royal Gold, Inc....................................  1,945     140,935
    RPM International, Inc.............................  6,900     330,234
*   RTI International Metals, Inc......................  1,965      43,820
#   Schnitzer Steel Industries, Inc. Class A...........  1,515      25,573
    Schweitzer-Mauduit International, Inc..............  1,300      50,518
    Scotts Miracle-Gro Co. (The) Class A...............  2,401     152,295
    Sealed Air Corp.................................... 11,732     475,146
#*  Senomyx, Inc.......................................    300       1,584
    Sensient Technologies Corp.........................  2,276     138,836
    Sherwin-Williams Co. (The).........................  1,849     501,578
    Sigma-Aldrich Corp.................................  2,000     275,040
    Silgan Holdings, Inc...............................  2,573     132,278
    Sonoco Products Co.................................  3,316     146,567
#   Southern Copper Corp...............................  2,650      72,292
    Steel Dynamics, Inc................................ 10,875     185,310
    Stepan Co..........................................    766      29,414
#*  Stillwater Mining Co...............................  4,770      65,206
    SunCoke Energy, Inc................................  2,725      41,148
    Synalloy Corp......................................    300       5,010
    TimkenSteel Corp...................................  1,450      39,150
*   Trecora Resources..................................    500       6,875
    Tredegar Corp......................................    811      17,347
    Tronox, Ltd. Class A...............................  1,900      40,166
#   United States Lime & Minerals, Inc.................    200      13,830
#   United States Steel Corp...........................  3,623      88,546
#*  Universal Stainless & Alloy Products, Inc..........    400       8,916
#   Valhi, Inc.........................................  1,335       7,636
    Valspar Corp. (The)................................  3,600     300,348
    Vulcan Materials Co................................  3,404     240,016
#   Wausau Paper Corp..................................  2,700      27,432
    Westlake Chemical Corp.............................  1,400      80,234
    Worthington Industries, Inc........................  4,500     134,685
*   WR Grace & Co......................................    362      31,378
    Zep, Inc...........................................    611       9,788
                                                               -----------
Total Materials........................................         20,445,931
                                                               -----------
Real Estate Investment Trusts -- (0.1%)
    CareTrust REIT, Inc................................    992      13,372

                                     1032

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Real Estate Investment Trusts -- (Continued)
#   Iron Mountain, Inc.................................   7,692 $   306,449
                                                                -----------
Total Real Estate Investment Trusts....................             319,821
                                                                -----------
Telecommunication Services -- (2.7%)
*   8x8, Inc...........................................   1,108       8,543
#*  Alaska Communications Systems Group, Inc...........   2,700       4,806
#   AT&T, Inc.......................................... 185,722   6,113,968
#   Atlantic Tele-Network, Inc.........................   1,000      66,430
#*  Boingo Wireless, Inc...............................     666       5,628
    CenturyLink, Inc...................................  13,121     487,707
*   Cincinnati Bell, Inc...............................  12,226      35,822
    Cogent Communications Holdings, Inc................   2,466      91,390
#   Consolidated Communications Holdings, Inc..........   2,820      65,650
#   Frontier Communications Corp.......................  75,159     504,693
*   General Communication, Inc. Class A................   2,200      32,296
*   Hawaiian Telcom Holdco, Inc........................     633      16,477
    IDT Corp. Class B..................................   2,014      43,019
    Inteliquent, Inc...................................   2,921      49,131
#*  Intelsat SA........................................   2,158      33,988
#*  Iridium Communications, Inc........................   3,706      31,538
*   Level 3 Communications, Inc........................   9,027     449,003
    Lumos Networks Corp................................   1,900      30,457
#   NTELOS Holdings Corp...............................     502       2,058
*   ORBCOMM, Inc.......................................   2,700      15,012
*   Premiere Global Services, Inc......................   3,346      29,579
*   SBA Communications Corp. Class A...................   5,201     606,957
    Shenandoah Telecommunications Co...................   2,317      68,838
    Spok Holdings, Inc.................................     810      13,867
#*  Sprint Corp........................................  19,389      83,373
#*  Straight Path Communications, Inc. Class B.........     422       8,094
#*  T-Mobile US, Inc...................................   3,521     106,264
    Telephone & Data Systems, Inc......................   6,089     141,569
#*  United States Cellular Corp........................   1,091      37,956
    Verizon Communications, Inc........................  78,613   3,593,400
*   Vonage Holdings Corp...............................  14,064      59,069
    Windstream Holdings, Inc...........................  38,113     302,998
                                                                -----------
Total Telecommunication Services.......................          13,139,580
                                                                -----------
Utilities -- (3.2%)
    AES Corp...........................................  14,854     181,516
    AGL Resources, Inc.................................   4,247     239,446
    ALLETE, Inc........................................   2,318     131,315
    Alliant Energy Corp................................   2,236     153,412
    Ameren Corp........................................   3,400     153,952
    American Electric Power Co., Inc...................   6,663     418,503
    American States Water Co...........................   1,600      63,424
    American Water Works Co., Inc......................   2,782     156,182
#   Aqua America, Inc..................................   7,028     190,107
#   Artesian Resources Corp. Class A...................     200       4,430
    Atmos Energy Corp..................................   3,068     174,600
#   Avista Corp........................................   2,523      93,679
    Black Hills Corp...................................   2,420     121,387

                                     1033

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Utilities -- (Continued)
*   Cadiz, Inc.........................................    200 $  1,932
    California Water Service Group.....................  1,750   42,945
*   Calpine Corp....................................... 13,700  286,056
    CenterPoint Energy, Inc............................  5,850  135,077
#   Chesapeake Utilities Corp..........................    980   47,785
    Cleco Corp.........................................  2,137  116,167
    CMS Energy Corp....................................  6,302  237,774
    Connecticut Water Service, Inc.....................    367   13,197
#   Consolidated Edison, Inc...........................  4,300  297,904
#   Consolidated Water Co., Ltd........................    163    1,769
#   Delta Natural Gas Co., Inc.........................    149    3,163
    Dominion Resources, Inc............................  8,835  679,323
    DTE Energy Co......................................  3,343  299,733
    Duke Energy Corp...................................  7,539  656,949
*   Dynegy, Inc........................................  3,594   98,188
    Edison International...............................  5,000  340,750
    El Paso Electric Co................................  2,120   84,927
    Empire District Electric Co. (The).................  2,410   73,433
    Entergy Corp.......................................  3,142  274,956
    Exelon Corp........................................ 13,271  478,287
    FirstEnergy Corp...................................  9,456  381,361
    Gas Natural, Inc...................................    400    3,900
#   Genie Energy, Ltd. Class B.........................    400    2,508
    Great Plains Energy, Inc...........................  7,530  222,662
    Hawaiian Electric Industries, Inc..................  4,762  163,337
#   IDACORP, Inc.......................................  2,000  135,820
    Integrys Energy Group, Inc.........................  2,881  233,649
    ITC Holdings Corp..................................  9,612  408,895
#   Laclede Group, Inc. (The)..........................  2,894  155,581
    MDU Resources Group, Inc...........................  8,818  199,375
#   MGE Energy, Inc....................................  1,800   82,620
#   Middlesex Water Co.................................    700   15,309
#   National Fuel Gas Co...............................  2,149  136,311
    New Jersey Resources Corp..........................  2,300  146,924
    NextEra Energy, Inc................................  5,400  589,896
    NiSource, Inc......................................  6,820  295,033
#   Northeast Utilities................................  6,199  344,540
#   Northwest Natural Gas Co...........................  1,120   55,899
#   NorthWestern Corp..................................  1,317   76,070
    NRG Energy, Inc.................................... 10,746  264,996
#   NRG Yield, Inc. Class A............................  1,474   77,945
    OGE Energy Corp....................................  3,114  109,551
#   ONE Gas, Inc.......................................  2,102   92,887
    Ormat Technologies, Inc............................  3,261   87,232
#   Otter Tail Corp....................................  1,233   38,124
    Pepco Holdings, Inc................................  5,707  156,657
    PG&E Corp..........................................  6,401  376,443
    Piedmont Natural Gas Co., Inc......................  4,846  193,307
    Pinnacle West Capital Corp.........................  2,400  168,432
    PNM Resources, Inc.................................  4,132  126,026
#   Portland General Electric Co.......................  4,694  186,352
    PPL Corp...........................................  6,348  225,354
    Public Service Enterprise Group, Inc...............  4,700  200,596

                                     1034

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Utilities -- (Continued)
      Questar Corp......................................    10,601 $    275,096
#     SCANA Corp........................................     2,331      148,648
      Sempra Energy.....................................     2,946      329,716
#     SJW Corp..........................................     1,206       40,727
      South Jersey Industries, Inc......................     2,425      141,256
      Southern Co. (The)................................     5,904      299,451
      Southwest Gas Corp................................     2,561      157,399
#     TECO Energy, Inc..................................     9,779      208,586
      UGI Corp..........................................    11,217      414,917
      UIL Holdings Corp.................................     1,864       85,744
      Unitil Corp.......................................       600       22,416
      Vectren Corp......................................     3,933      188,469
#     Westar Energy, Inc................................     5,595      239,018
#     WGL Holdings, Inc.................................     1,801      101,757
#     Wisconsin Energy Corp.............................     4,200      234,234
      Xcel Energy, Inc..................................     4,400      165,132
#     York Water Co.....................................       300        7,101
                                                                   ------------
Total Utilities.........................................             15,265,527
                                                                   ------------
TOTAL COMMON STOCKS.....................................            433,631,417
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
o*    Community Health Systems, Inc. Rights 01/04/16....    11,318          305
o*    Furiex Pharmaceuticals Contingent Value Rights....       175        1,710
o*    Leap Wireless International, Inc. Contingent
        Value Rights....................................     1,800        4,536
o#*   Magnum Hunter Resources Corp. Warrants 04/15/16...       358           --
o*    Providence Service Corp. (The) Rights 02/05/2015..        30           --
o*    Safeway Casa Ley Contingent Value Rights..........    10,882       11,044
o*    Safeway PDC, LLC Contingent Value Rights..........    10,882          531
o*    Southern Community Financial Corp. Contingent
        Value Rights....................................       300          278
TOTAL RIGHTS/WARRANTS...................................                 18,404
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional Liquid
         Reserves, 0.089%............................... 2,751,319    2,751,319
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (8.8%)
(S)@  DFA Short Term Investment Fund.................... 3,641,062   42,127,091
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $353,024,371)^^.................................           $478,528,231
                                                                   ============

                                     1035

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary........ $ 66,767,591          --   --    $ 66,767,591
   Consumer Staples..............   33,899,997          --   --      33,899,997
   Energy........................   33,410,392          --   --      33,410,392
   Financials....................   59,636,103          --   --      59,636,103
   Health Care...................   53,635,888          --   --      53,635,888
   Industrials...................   56,314,091          --   --      56,314,091
   Information Technology........   80,796,496          --   --      80,796,496
   Materials.....................   20,445,931          --   --      20,445,931
   Real Estate Investment
      Trusts.....................      319,821          --   --         319,821
   Telecommunication
     Services....................   13,139,580          --   --      13,139,580
   Utilities.....................   15,265,527          --   --      15,265,527
Rights/Warrants..................           -- $    18,404   --          18,404
Temporary Cash Investments.......    2,751,319          --   --       2,751,319
Securities Lending
  Collateral.....................           --  42,127,091   --      42,127,091
                                  ------------ -----------   --    ------------
TOTAL............................ $436,382,736 $42,145,495   --    $478,528,231
                                  ============ ===========   ==    ============

                                     1036

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                        SHARES   VALUE++
                                                        ------- ----------
COMMON STOCKS -- (94.0%)

AUSTRALIA -- (5.0%)
    Adelaide Brighton, Ltd.............................  17,121 $   47,448
    AGL Energy, Ltd....................................  15,505    171,403
    ALS, Ltd...........................................  19,162     72,354
*   Alumina, Ltd....................................... 115,807    173,341
    Amalgamated Holdings, Ltd..........................   2,408     21,993
#   Amcom Telecommunications, Ltd......................  10,489     23,237
    Amcor, Ltd.........................................  32,384    320,058
    AMP, Ltd........................................... 115,894    516,843
    Ansell, Ltd........................................   7,476    131,224
    AP Eagers, Ltd.....................................   1,880      9,045
#   APA Group..........................................  43,755    275,821
*   APN News & Media, Ltd..............................   8,067      5,075
#*  Aquarius Platinum, Ltd.............................  11,448      2,454
    ARB Corp., Ltd.....................................   2,584     23,157
    Arrium, Ltd........................................  76,376     12,053
    Asciano, Ltd.......................................  62,339    290,234
    ASX, Ltd...........................................   4,482    132,469
#   Atlas Iron, Ltd....................................  28,989      3,788
#   Ausdrill, Ltd......................................   7,076      2,053
*   Ausenco, Ltd.......................................   2,832        910
#   AusNet Services....................................  63,278     68,685
    Australia & New Zealand Banking Group, Ltd.........  40,877  1,043,486
    Australian Pharmaceutical Industries, Ltd..........  40,511     28,636
    Automotive Holdings Group, Ltd.....................   7,271     21,264
*   AWE, Ltd...........................................  19,789     20,546
    Bank of Queensland, Ltd............................   9,307     90,155
#   BC Iron, Ltd.......................................   2,827      1,006
    Beach Energy, Ltd..................................  67,407     50,184
#   Bega Cheese, Ltd...................................   6,210     24,576
#   Bendigo and Adelaide Bank, Ltd.....................  28,750    297,736
    BHP Billiton, Ltd..................................  26,760    617,212
#   BHP Billiton, Ltd. Sponsored ADR...................   9,527    441,386
*   Billabong International, Ltd.......................  38,404     19,146
    Blackmores, Ltd....................................     403     12,651
*   BlueScope Steel, Ltd...............................  18,055     69,946
    Boral, Ltd.........................................  42,438    183,677
    Bradken, Ltd.......................................   7,516     15,852
    Brambles, Ltd......................................  52,863    433,084
#   Breville Group, Ltd................................   3,217     18,045
#   Brickworks, Ltd....................................   2,934     27,658
#   Cabcharge Australia, Ltd...........................   4,103     13,800
    Caltex Australia, Ltd..............................   8,710    225,417
#   Cardno, Ltd........................................   7,791     17,794
#   carsales.com, Ltd..................................   7,769     61,863
    Cash Converters International, Ltd.................  25,015     21,489
    Cedar Woods Properties, Ltd........................   2,172      9,805
*   Coal of Africa, Ltd................................   2,428         66
    Coca-Cola Amatil, Ltd..............................  18,161    136,314
#   Cochlear, Ltd......................................   2,129    136,838
    Computershare, Ltd.................................  10,400     93,444
    Crown Resorts, Ltd.................................   5,061     53,177

                                     1037

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
AUSTRALIA -- (Continued)
    CSL, Ltd...........................................  4,818 $  327,882
    CSR, Ltd........................................... 19,181     59,249
    Decmil Group, Ltd.................................. 10,092      9,792
#   Domino's Pizza Enterprises, Ltd....................  1,619     32,731
    Downer EDI, Ltd.................................... 25,131     81,598
*   Drillsearch Energy, Ltd............................ 23,451     14,132
    DuluxGroup, Ltd.................................... 21,206     98,229
    Echo Entertainment Group, Ltd...................... 15,328     47,893
#*  Emeco Holdings, Ltd................................ 18,108      1,690
*   Energy Resources of Australia, Ltd.................  5,657      5,743
#   Equity Trustees, Ltd...............................    700     10,864
#   Evolution Mining, Ltd.............................. 15,680     11,283
    Fairfax Media, Ltd................................. 78,167     54,375
#   Flight Centre Travel Group, Ltd....................  1,293     37,744
#   Fortescue Metals Group, Ltd........................ 26,214     47,534
#   GrainCorp, Ltd. Class A............................  8,657     59,755
#   GUD Holdings, Ltd..................................  7,446     45,287
*   Gunns, Ltd......................................... 26,718         --
#   GWA Group, Ltd.....................................  8,700     17,816
#   Harvey Norman Holdings, Ltd........................ 14,320     43,737
    Hills, Ltd.........................................  5,399      4,531
*   Horizon Oil, Ltd................................... 50,760      4,928
#   iiNET, Ltd.........................................  7,010     40,684
    Iluka Resources, Ltd............................... 10,569     57,397
*   Imdex, Ltd......................................... 11,826      2,715
    IMF Bentham, Ltd...................................  7,011     11,705
    Incitec Pivot, Ltd................................. 78,041    217,666
    Independence Group NL..............................  9,079     34,958
*   Infigen Energy..................................... 28,218      5,466
    Infomedia, Ltd..................................... 21,693     15,442
    Insurance Australia Group, Ltd..................... 59,316    293,836
#   Invocare, Ltd......................................  3,621     36,543
#   IOOF Holdings, Ltd.................................  1,869     13,638
    James Hardie Industries P.L.C...................... 18,052    181,004
#   JB Hi-Fi, Ltd......................................  2,539     32,912
#   Leighton Holdings, Ltd.............................  2,943     46,833
    Lend Lease Group................................... 20,727    267,163
#   M2 Group, Ltd......................................  8,392     58,454
*   Macmahon Holdings, Ltd............................. 77,872      3,437
    Macquarie Atlas Roads Group........................  5,778     13,178
    Macquarie Group, Ltd............................... 10,886    526,716
    Magellan Financial Group, Ltd......................  2,312     34,059
*   Mayne Pharma Group, Ltd............................ 35,704     17,306
    McPherson's, Ltd...................................  5,484      5,065
#   Metcash, Ltd....................................... 40,087     45,254
#   Mineral Resources, Ltd.............................  7,657     39,663
#   Monadelphous Group, Ltd............................  2,454     15,458
    Mount Gibson Iron, Ltd............................. 33,294      5,483
#   Myer Holdings, Ltd................................. 19,907     23,979
    National Australia Bank, Ltd....................... 47,894  1,320,841
    Navitas, Ltd.......................................  9,213     38,067
    New Hope Corp., Ltd................................  4,695      8,554
*   Newcrest Mining, Ltd............................... 21,613    233,366

                                     1038

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
AUSTRALIA -- (Continued)
#   NIB Holdings, Ltd.................................. 20,748 $ 53,272
    Northern Star Resources, Ltd....................... 23,514   34,019
#   NRW Holdings, Ltd..................................  1,833      404
    Nufarm, Ltd........................................ 10,498   46,131
    Oil Search, Ltd.................................... 19,858  119,501
    Orica, Ltd......................................... 10,007  140,466
    Origin Energy, Ltd................................. 40,702  335,866
    Orora, Ltd......................................... 17,823   29,330
    OZ Minerals, Ltd...................................  8,864   26,477
    Pacific Brands, Ltd................................ 11,725    4,448
#*  Paladin Energy, Ltd................................ 41,883   12,247
    PanAust, Ltd....................................... 20,455   19,095
    Panoramic Resources, Ltd...........................  2,242      785
    Peet, Ltd..........................................  8,746    7,048
    Perpetual, Ltd.....................................    241    9,144
#*  Perseus Mining, Ltd................................ 15,258    4,355
    Platinum Asset Management, Ltd..................... 10,020   67,346
    Premier Investments, Ltd...........................  5,059   40,198
    Primary Health Care, Ltd........................... 16,607   59,478
    Prime Media Group, Ltd.............................    500      313
    Programmed Maintenance Services, Ltd...............  4,628    7,795
*   Qantas Airways, Ltd................................ 56,847  114,551
    QBE Insurance Group, Ltd...........................  9,534   78,159
*   Ramelius Resources, Ltd............................ 11,028    1,183
    Ramsay Health Care, Ltd............................  1,882   86,607
    RCR Tomlinson, Ltd.................................  8,195   13,074
    REA Group, Ltd.....................................  1,149   43,952
    Recall Holdings, Ltd...............................  3,241   17,951
#*  Regis Resources, Ltd...............................  6,914   10,408
*   Resolute Mining, Ltd............................... 19,030    5,711
#   Retail Food Group, Ltd.............................  6,440   30,773
    Rio Tinto, Ltd.....................................  4,215  187,955
    SAI Global, Ltd....................................  7,061   21,460
    Sandfire Resources NL..............................  6,712   22,143
    Santos, Ltd........................................ 36,676  223,284
*   Saracen Mineral Holdings, Ltd...................... 69,740   20,264
#*  Senex Energy, Ltd.................................. 26,881    5,739
#   Seven Group Holdings, Ltd..........................  1,365    5,410
    Seven West Media, Ltd.............................. 34,700   35,172
*   Silex Systems, Ltd.................................  1,748      716
*   Silver Lake Resources, Ltd.........................  2,487      454
#   Sims Metal Management, Ltd......................... 12,157  102,277
    Sims Metal Management, Ltd. Sponsored ADR..........    819    6,850
    Slater & Gordon, Ltd...............................  7,080   36,335
#   SMS Management & Technology, Ltd...................  9,090   25,418
    Sonic Healthcare, Ltd..............................  7,234  105,610
#   Southern Cross Media Group, Ltd....................  4,361    3,548
    Spark Infrastructure Group......................... 50,829   84,168
#*  St Barbara, Ltd.................................... 15,052    2,515
    STW Communications Group, Ltd...................... 25,450   18,101
    Suncorp Group, Ltd................................. 34,571  393,895
#*  Sundance Energy Australia, Ltd..................... 25,130    9,048
#   Super Retail Group, Ltd............................  3,025   20,416

                                     1039

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------ -----------
AUSTRALIA -- (Continued)
    Sydney Airport..................................... 19,553 $    75,557
    Tassal Group, Ltd..................................  9,649      28,181
    Tatts Group, Ltd................................... 52,580     157,357
    Technology One, Ltd................................ 10,734      27,570
#   Telstra Corp., Ltd................................. 90,691     457,444
*   Ten Network Holdings, Ltd.......................... 46,073       7,115
#   TFS Corp., Ltd.....................................  2,886       3,288
*   Tiger Resources, Ltd............................... 28,928       1,090
    Toll Holdings, Ltd................................. 13,954      66,728
    Tox Free Solutions, Ltd............................  9,194      20,770
    TPG Telecom, Ltd................................... 17,780      91,959
*   Transfield Services, Ltd........................... 16,298      17,845
#   Transpacific Industries Group, Ltd................. 22,650      14,490
    Transurban Group................................... 30,910     221,056
    Treasury Wine Estates, Ltd......................... 25,027      95,148
#   UGL, Ltd...........................................  3,425       4,755
    UXC, Ltd........................................... 25,057      14,482
#   Village Roadshow, Ltd..............................  3,334      15,728
*   Virgin Australia Holdings, Ltd..................... 53,802      19,629
    Wesfarmers, Ltd.................................... 22,606     763,583
    Western Areas, Ltd................................. 11,117      34,439
    Westpac Banking Corp...............................  9,473     253,176
    Westpac Banking Corp. Sponsored ADR................ 13,460     360,055
#*  Whitehaven Coal, Ltd...............................  5,539       5,289
    Woodside Petroleum, Ltd............................ 28,350     752,947
    Woolworths, Ltd.................................... 32,428     798,012
    WorleyParsons, Ltd.................................  4,344      32,320
                                                               -----------
TOTAL AUSTRALIA........................................         18,244,411
                                                               -----------
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG.............................     20       1,581
    Andritz AG.........................................  4,378     236,987
    Atrium European Real Estate, Ltd...................     80         373
    Austria Technologie & Systemtechnik AG.............    919      11,917
    BUWOG AG...........................................    916      17,890
#   CA Immobilien Anlagen AG...........................    188       3,808
#   Conwert Immobilien Invest SE.......................  2,303      26,797
    DO & CO AG.........................................    185      13,910
    Erste Group Bank AG................................ 13,887     300,642
    EVN AG.............................................    995      11,003
#   Flughafen Wien AG..................................     12       1,043
*   IMMOFINANZ AG...................................... 11,977      27,369
    Lenzing AG.........................................    689      44,686
    Mayr Melnhof Karton AG.............................    425      43,864
    Oesterreichische Post AG...........................  1,188      58,888
    OMV AG.............................................  5,134     127,636
    Palfinger AG.......................................    699      18,324
#   Raiffeisen Bank International AG...................    322       3,763
    Rosenbauer International AG........................    124       9,423
    S IMMO AG..........................................  1,401      10,844
    Schoeller-Bleckmann Oilfield Equipment AG..........    340      20,111
    Semperit AG Holding................................    381      16,824
    Strabag SE.........................................    447       9,905

                                     1040

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
AUSTRIA -- (Continued)
    UNIQA Insurance Group AG...........................  3,890 $   32,926
    Verbund AG.........................................  5,476     95,845
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe...........................................  1,109     47,069
    Voestalpine AG.....................................  7,238    257,763
    Zumtobel Group AG..................................  1,484     34,051
                                                               ----------
TOTAL AUSTRIA..........................................         1,485,242
                                                               ----------
BELGIUM -- (1.4%)
*   Ablynx NV..........................................  1,745     20,580
    Ackermans & van Haaren NV..........................  1,249    148,446
    Ageas..............................................  7,781    266,451
*   AGFA-Gevaert NV....................................  7,268     16,977
    Anheuser-Busch InBev NV............................  9,765  1,190,999
    Anheuser-Busch InBev NV Sponsored ADR..............  4,320    527,342
    Banque Nationale de Belgique.......................      8     31,556
    Barco NV...........................................    191     12,293
    Belgacom SA........................................  7,680    286,036
    Cie d'Entreprises CFE..............................    624     59,417
    Colruyt SA.........................................  1,026     47,322
    D'ieteren SA.......................................    646     20,859
    Deceuninck NV......................................  4,912     10,160
    Delhaize Group SA..................................  4,921    409,360
    Delhaize Group SA Sponsored ADR....................  8,036    166,265
    Econocom Group.....................................  2,683     21,968
    Elia System Operator SA............................  1,281     56,259
#   EVS Broadcast Equipment SA.........................    396     13,355
    Exmar NV...........................................  1,452     12,792
    Fagron.............................................  1,195     48,790
*   KBC Groep NV....................................... 11,094    596,691
    Kinepolis Group NV.................................  1,425     62,560
    Lotus Bakeries.....................................     11     13,201
    Melexis NV.........................................    824     41,245
*   Mobistar SA........................................  1,155     25,667
    NV Bekaert SA......................................  1,463     44,155
#*  Nyrstar NV......................................... 14,290     53,724
    Recticel SA........................................  1,539      8,888
    Sioen Industries NV................................    344      4,970
    Sipef SA...........................................    152      8,891
#   Solvay SA..........................................  1,975    270,015
*   Telenet Group Holding NV...........................  2,429    135,083
*   Tessenderlo Chemie NV..............................  1,902     49,229
#*  ThromboGenics NV...................................  1,084      8,496
    UCB SA.............................................  1,537    119,484
    Umicore SA.........................................  7,209    301,920
    Van de Velde NV....................................    285     15,503
                                                               ----------
TOTAL BELGIUM..........................................         5,126,949
                                                               ----------
CANADA -- (8.0%)
*   5N Plus, Inc.......................................  1,597      2,865
    Absolute Software Corp.............................  3,100     21,468
*   Advantage Oil & Gas, Ltd........................... 10,330     43,330
    Aecon Group, Inc...................................  3,664     28,258

                                     1041

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
#   AG Growth International, Inc.......................    900 $ 38,317
    AGF Management, Ltd. Class B.......................  4,402   24,942
    Agnico Eagle Mines, Ltd.(008474108)................  1,200   40,464
    Agnico Eagle Mines, Ltd.(2009823)..................  3,798  128,045
    Agrium, Inc.(008916108)............................  3,206  341,920
    Agrium, Inc.(2213538)..............................    700   74,682
    AGT Food & Ingredient, Inc.........................  1,700   37,527
    Aimia, Inc.........................................  4,823   51,733
*   Air Canada.........................................  1,400   12,946
    Alacer Gold Corp...................................  5,702   13,372
    Alamos Gold, Inc.(2411707).........................  2,800   14,940
*   Alamos Gold, Inc.(011527108).......................  3,100   16,430
    Algonquin Power & Utilities Corp...................  9,700   77,252
    Alimentation Couche Tard, Inc. Class B.............  7,070  277,025
#   AltaGas, Ltd.......................................  5,200  175,720
#   Altus Group, Ltd...................................  1,300   19,223
#*  Amaya, Inc.........................................  1,783   46,192
#   ARC Resources, Ltd................................. 13,160  238,199
#*  Argonaut Gold, Inc.................................  4,400    8,587
    Atco, Ltd. Class I.................................  2,000   77,422
#*  Athabasca Oil Corp................................. 10,900   15,955
*   ATS Automation Tooling Systems, Inc................  3,050   34,804
    AuRico Gold, Inc.(05155C105).......................    800    3,152
    AuRico Gold, Inc.(2287317)......................... 14,325   56,479
    AutoCanada, Inc....................................    600   15,289
#*  Avigilon Corp......................................  1,000   15,228
*   B2Gold Corp........................................ 29,644   58,322
#   Badger Daylighting, Ltd............................  1,600   28,457
#*  Ballard Power Systems, Inc......................... 10,800   16,914
#   Bank of Montreal(2076009)..........................  9,363  537,376
    Bank of Montreal(063671101)........................  1,698   97,601
    Bank of Nova Scotia................................ 10,879  522,760
    Bank of Nova Scotia (The)..........................  3,193  153,392
*   Bankers Petroleum, Ltd............................. 11,300   25,967
    Barrick Gold Corp.(067901108)...................... 15,492  197,988
    Barrick Gold Corp.(2024644)........................ 11,539  147,563
#   Baytex Energy Corp.(B4VGVM3).......................    821   12,741
    Baytex Energy Corp.(07317Q105).....................  1,700   26,588
#   BCE, Inc.(B188TH2).................................  4,314  198,131
    BCE, Inc.(05534B760)...............................  5,779  265,545
*   Bellatrix Exploration, Ltd.(B580BW5)...............  6,232   12,604
*   Bellatrix Exploration, Ltd.(078314101).............  3,101    6,295
#*  Birchcliff Energy, Ltd.............................  4,500   24,081
#   Bird Construction, Inc.............................  1,100    9,618
#   Black Diamond Group, Ltd...........................  1,100    8,752
#*  BlackBerry, Ltd.(09228F103)........................  7,501   76,135
#*  BlackBerry, Ltd.(BCBHZ31)..........................  3,974   40,375
#*  BlackPearl Resources, Inc.......................... 23,979   17,361
*   BNK Petroleum, Inc................................. 16,600    3,723
#   Bombardier, Inc. Class A...........................  4,700   11,133
#   Bombardier, Inc. Class B........................... 22,025   50,266
#   Bonavista Energy Corp.............................. 11,800   55,717
#   Bonterra Energy Corp...............................  1,943   60,781

                                     1042

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
    Boralex, Inc. Class A..............................  2,500 $ 26,777
    Brookfield Asset Management, Inc. Class A.......... 12,209  622,124
#*  Brookfield Residential Properties, Inc.............  1,398   33,720
#*  BRP, Inc...........................................  1,100   18,958
    CAE, Inc.(2162760).................................  3,208   39,510
    CAE, Inc.(124765108)...............................  3,298   40,697
    Calfrac Well Services, Ltd.........................  3,616   23,221
    Canaccord Genuity Group, Inc.......................  6,570   32,987
#   Canadian Energy Services & Technology Corp.........  5,109   21,591
    Canadian Imperial Bank of Commerce(136069101)......  4,303  298,714
    Canadian Imperial Bank of Commerce(2170525)........  4,415  306,378
    Canadian National Railway Co.......................  8,192  540,508
    Canadian Pacific Railway, Ltd......................  1,699  296,764
#   Canadian Tire Corp., Ltd. Class A..................  4,199  387,252
    Canadian Western Bank..............................  3,600   73,009
    Canam Group, Inc. Class A..........................  3,700   32,466
    CanElson Drilling, Inc.............................  3,300    8,388
#   Canexus Corp.......................................  3,600    6,714
*   Canfor Corp........................................  5,114  127,780
    Canfor Pulp Products, Inc..........................    779    9,656
    Canyon Services Group, Inc.........................  2,800   15,535
    Capital Power Corp.................................  3,541   70,474
#   Capstone Infrastructure Corp.......................  2,119    5,620
*   Capstone Mining Corp............................... 19,300   17,619
    Cascades, Inc......................................  2,800   17,298
    CCL Industries, Inc. Class B.......................  1,615  166,940
*   Celestica, Inc.....................................  3,495   39,166
    Cenovus Energy, Inc.(15135U109)....................  9,367  176,943
    Cenovus Energy, Inc.(B57FG04)......................  4,841   91,700
    Centerra Gold, Inc.................................  4,100   24,586
#*  Cequence Energy, Ltd...............................  4,200    2,876
*   CGI Group, Inc. Class A............................  7,506  297,238
*   China Gold International Resources Corp., Ltd......  1,985    3,390
#   CI Financial Corp..................................  4,200  107,091
#   Cineplex, Inc......................................  1,935   68,815
    Clearwater Seafoods, Inc...........................  1,100   12,067
#   Cogeco Cable, Inc..................................  1,000   57,449
    Cogeco, Inc........................................    529   24,770
    COM DEV International, Ltd.........................  7,300   22,175
    Computer Modelling Group, Ltd......................  3,876   33,492
    Constellation Software, Inc........................    535  148,240
#*  Copper Mountain Mining Corp........................ 14,100   10,985
#   Corus Entertainment, Inc. Class B..................  3,705   62,892
    Cott Corp..........................................  1,772   13,471
    Crescent Point Energy Corp.(22576C101).............  6,394  151,794
#   Crescent Point Energy Corp.(B67C8W8)...............  1,400   33,273
*   Crew Energy, Inc...................................  7,003   28,823
*   DeeThree Exploration, Ltd..........................  3,900   16,973
*   Delphi Energy Corp.................................  4,200    3,867
#*  Denison Mines Corp.................................  9,271    7,953
*   Descartes Systems Group, Inc. (The)................  4,200   64,155
    DH Corp............................................  3,000   83,788
    Dollarama, Inc.....................................  2,800  132,982

                                     1043

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
*   Dominion Diamond Corp..............................  1,359 $ 22,577
    Dorel Industries, Inc. Class B.....................  1,700   48,711
*   Dundee Precious Metals, Inc........................  3,100    8,734
    Eldorado Gold Corp................................. 43,299  207,857
#   Emera, Inc.........................................  1,500   49,083
    Empire Co., Ltd....................................  1,200   87,353
#   Enbridge Income Fund Holdings, Inc.................  2,500   80,999
    Enbridge, Inc.(29250N105)..........................  6,030  292,033
    Enbridge, Inc.(2466149)............................  7,312  354,178
    Encana Corp.(292505104)............................ 27,890  341,374
    Encana Corp.(2793193)..............................  7,156   87,514
*   Endeavour Mining Corp.............................. 27,284   12,883
*   Endeavour Silver Corp..............................  3,000    8,240
#   EnerCare, Inc......................................  2,749   30,915
    Enerflex, Ltd......................................  2,665   33,556
#*  Energy Fuels, Inc..................................    205      931
    Enerplus Corp.(292766102)..........................  7,797   76,411
#   Enerplus Corp.(B584T89)............................  3,304   32,060
    Enghouse Systems, Ltd..............................    800   25,491
    Ensign Energy Services, Inc........................  3,200   22,186
    Equitable Group, Inc...............................  1,300   56,677
*   Essential Energy Services Trust.................... 12,100   12,474
    Evertz Technologies, Ltd...........................    300    4,309
#   Exchange Income Corp...............................    500    8,708
#   Extendicare, Inc...................................  4,400   23,615
    Fairfax Financial Holdings, Ltd....................    800  424,963
    Fiera Capital Corp.................................  1,000    9,758
    Finning International, Inc.........................  8,896  146,668
    First Capital Realty, Inc..........................  4,886   75,057
#*  First Majestic Silver Corp.(2833583)...............  2,300   14,209
*   First Majestic Silver Corp.(32076V103).............  1,500    9,285
    First Quantum Minerals, Ltd........................ 16,539  150,850
    FirstService Corp.(33761N109)......................    216   11,312
    FirstService Corp.(2350231)........................    900   47,348
#   Fortis, Inc........................................  3,500  115,436
*   Fortuna Silver Mines, Inc..........................  6,100   29,571
#   Gamehost, Inc......................................    900    9,137
#   Genworth MI Canada, Inc............................  2,636   65,594
    George Weston, Ltd.................................  1,800  142,674
    Gibson Energy, Inc.................................  6,045  107,561
    Gildan Activewear, Inc.(375916103).................  1,198   69,927
    Gildan Activewear, Inc.(2254645)...................    675   39,405
    Gluskin Sheff + Associates, Inc....................  1,900   39,594
    GMP Capital, Inc...................................  1,837    7,590
    Goldcorp, Inc.(380956409)..........................  5,976  143,603
    Goldcorp, Inc.(2676302)............................  4,500  108,684
#*  Golden Star Resources, Ltd.........................  2,800      881
*   Gran Tierra Energy, Inc............................ 12,376   26,784
*   Great Canadian Gaming Corp.........................  4,400   68,388
    Great-West Lifeco, Inc.............................  4,500  114,067
*   Heroux-Devtek, Inc.................................  2,177   19,359
    High Liner Foods, Inc..............................  1,530   27,152
    Home Capital Group, Inc............................  1,800   59,495

                                     1044

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
#   Horizon North Logistics, Inc.......................  2,100 $  3,570
    HudBay Minerals, Inc.(B05BDX1).....................  6,400   46,588
    HudBay Minerals, Inc.(B05BQ98).....................  1,400   10,010
    Hudson's Bay Co....................................  2,700   49,763
    Husky Energy, Inc..................................  7,910  170,251
*   IAMGOLD Corp.(450913108)...........................  6,499   17,352
*   IAMGOLD Corp.(2446646).............................  8,500   22,743
#   IGM Financial, Inc.................................  2,100   72,071
*   Imax Corp.(45245E109)..............................  1,005   33,497
#*  Imax Corp.(2014258)................................  1,600   53,328
#*  Imperial Metals Corp...............................  3,800   26,765
    Imperial Oil, Ltd.(453038408)......................  3,399  126,137
    Imperial Oil, Ltd.(2454241)........................  1,900   70,635
*   Indigo Books & Music, Inc..........................  1,191    9,860
#   Industrial Alliance Insurance & Financial
      Services, Inc....................................  3,142  100,044
#   Innergex Renewable Energy, Inc.....................  4,300   40,337
    Intact Financial Corp..............................  1,400   93,561
#   Inter Pipeline, Ltd................................  5,363  139,446
*   Interfor Corp......................................  3,400   59,400
    Intertape Polymer Group, Inc.......................  3,000   44,267
#*  Ithaca Energy, Inc................................. 10,634   10,126
#*  Ivanhoe Energy, Inc................................    403      149
    Jean Coutu Group PJC, Inc. (The) Class A...........  3,100   62,185
    Just Energy Group, Inc.(B693818)...................  3,797   19,213
#   Just Energy Group, Inc.(B63MCN1)...................  2,638   13,390
    K-Bro Linen, Inc...................................    600   22,736
*   Katanga Mining, Ltd................................ 20,369    4,969
*   Kelt Exploration, Ltd..............................    600    2,975
    Keyera Corp........................................  1,400   82,632
#   Killam Properties, Inc.............................  2,800   24,481
*   Kinross Gold Corp.(496902404)...................... 13,576   46,023
*   Kinross Gold Corp.(B03Z841)........................ 13,785   46,756
#*  Kirkland Lake Gold, Inc............................  1,200    4,259
#*  Knight Therapeutics, Inc...........................    200    1,276
#*  Lake Shore Gold Corp...............................  9,481    8,506
    Laurentian Bank of Canada..........................  1,244   45,826
#*  Legacy Oil + Gas, Inc..............................  8,295   10,053
#   Leisureworld Senior Care Corp......................  1,738   19,655
    Leon's Furniture, Ltd..............................    536    8,078
*   Leucrotta Exploration, Inc.........................  9,200    6,878
#   Lightstream Resources, Ltd.........................  8,461    5,060
    Linamar Corp.......................................  3,357  192,300
    Liquor Stores N.A., Ltd............................  1,033   12,454
    Loblaw Cos., Ltd...................................  4,061  201,748
#   Long Run Exploration, Ltd.......................... 10,201    8,510
    Lucara Diamond Corp................................ 11,400   18,840
*   Lundin Mining Corp................................. 29,100  103,511
    MacDonald Dettwiler & Associates, Ltd..............  1,843  135,379
    Magna International, Inc.(559222401)...............    500   48,010
    Magna International, Inc.(2554475).................  3,300  317,067
*   Mainstreet Equity Corp.............................    540   14,385
    Major Drilling Group International, Inc............  6,000   32,108
#   Manitoba Telecom Services, Inc.....................  1,300   26,241

                                     1045

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
    Manulife Financial Corp.(56501R106)................ 12,466 $200,453
    Manulife Financial Corp.(2492519).................. 19,166  307,392
    Maple Leaf Foods, Inc..............................  4,392   70,441
    Martinrea International, Inc.......................  4,814   35,725
    Medical Facilities Corp............................  1,300   20,042
*   MEG Energy Corp....................................  4,900   74,732
    Methanex Corp.(59151K108)..........................  3,711  163,655
    Methanex Corp.(2654416)............................  2,100   92,812
    Metro, Inc.........................................  2,891  228,786
*   Migao Corp.........................................  3,700    2,854
*   Mitel Networks Corp................................  3,400   30,235
    Morneau Shepell, Inc...............................  2,791   37,603
#   MTY Food Group, Inc................................    300    8,244
#   Mullen Group, Ltd..................................  4,289   68,822
    National Bank of Canada............................ 12,821  446,066
    Nevsun Resources, Ltd.(64156L101)..................  7,157   24,763
    Nevsun Resources, Ltd.(2631486)....................      8       28
#   New Flyer Industries, Inc..........................    878    9,480
*   New Gold, Inc......................................  7,300   31,999
    Newalta Corp.......................................  2,780   28,988
#   Norbord, Inc.......................................    900   20,030
    North American Energy Partners, Inc................  1,900    5,662
#*  North American Palladium, Ltd......................  4,800      812
    North West Co., Inc. (The).........................  2,105   43,998
#   Northland Power, Inc...............................  5,800   78,051
*   NuVista Energy, Ltd................................  5,700   32,028
*   OceanaGold Corp.................................... 11,653   25,678
    Onex Corp..........................................  2,100  115,271
    Open Text Corp.....................................  2,501  141,732
#   Pacific Rubiales Energy Corp....................... 13,229   30,712
*   Painted Pony Petroleum, Ltd........................  4,040   21,842
*   Paramount Resources, Ltd. Class A..................  1,800   40,386
*   Parex Resources, Inc...............................  2,921   15,815
#   Parkland Fuel Corp.................................  4,800   82,688
    Pason Systems, Inc.................................  3,901   54,983
    Pembina Pipeline Corp.(B4PPQG5)....................  5,414  168,105
#   Pembina Pipeline Corp.(B4PT2P8)....................  2,820   87,616
#   Pengrowth Energy Corp.............................. 18,588   49,736
#   Penn West Petroleum, Ltd.(B63FY34)................. 12,096   18,277
    Penn West Petroleum, Ltd.(707887105)............... 14,206   21,167
*   Performance Sports Group, Ltd......................  1,693   31,550
#   Peyto Exploration & Development Corp...............  2,442   61,695
#   PHX Energy Services Corp...........................  2,100   10,296
*   Pilot Gold, Inc....................................    325      286
*   Poseidon Concepts Corp.............................  6,629        2
    Potash Corp. of Saskatchewan, Inc.(73755L107)......  9,259  338,324
    Potash Corp. of Saskatchewan, Inc.(2696980)........  5,737  208,856
    Precision Drilling Corp.(B5YPLH9)..................  4,434   22,646
    Precision Drilling Corp.(74022D308)................  6,321   32,237
#   Premium Brands Holdings Corp.......................  1,600   30,837
#*  Primero Mining Corp................................  7,744   31,081
    Progressive Waste Solutions, Ltd.(B3DJGB7).........  3,633  103,669
    Progressive Waste Solutions, Ltd.(74339G101).......  2,998   85,503

                                     1046

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
    Quebecor, Inc. Class B.............................  2,400 $ 60,156
*   Questerre Energy Corp. Class A.....................  7,500    1,741
    Reitmans Canada, Ltd. Class A......................    700    4,462
*   Restaurant Brands International, Inc...............  1,066   41,313
    Richelieu Hardware, Ltd............................  1,151   53,660
#   Ritchie Bros Auctioneers, Inc......................  1,800   45,117
*   RMP Energy, Inc....................................  7,100   24,194
    Rogers Communications, Inc. Class B................ 12,677  451,682
#   Rogers Sugar, Inc..................................  9,000   32,368
    RONA, Inc..........................................  2,096   21,097
    Royal Bank of Canada(2754383)...................... 12,404  700,294
    Royal Bank of Canada(780087102)....................  8,488  480,336
    Russel Metals, Inc.................................  2,600   47,920
#*  Sandstorm Gold, Ltd................................  3,900   15,714
*   Sandvine Corp......................................  9,200   23,458
    Saputo, Inc........................................  5,425  156,000
    Savanna Energy Services Corp.......................  4,268    7,557
#*  Sears Canada, Inc..................................    100      936
    Secure Energy Services, Inc........................  4,900   56,878
*   SEMAFO, Inc........................................  8,000   28,016
#   Shaw Communications, Inc. Class B(2801836).........  1,951   45,048
    Shaw Communications, Inc. Class B(82028K200).......  5,535  128,080
    ShawCor, Ltd.......................................  3,200   87,889
    Sherritt International Corp........................ 10,000   16,841
#*  Sierra Wireless, Inc...............................  2,595   93,705
*   Silver Standard Resources, Inc.(2218458)...........  3,100   19,102
*   Silver Standard Resources, Inc.(82823L106).........  2,600   16,042
    Silver Wheaton Corp................................  4,799  110,233
    SNC-Lavalin Group, Inc.............................  2,700   89,348
#   Sprott, Inc........................................  9,600   21,154
#   Spyglass Resources Corp............................  8,600    1,895
    Stantec, Inc.(2854238).............................  1,758   43,234
    Stantec, Inc.(85472N109)...........................  2,009   49,341
    Stella-Jones, Inc..................................  1,100   31,406
    Stuart Olson, Inc..................................  1,000    5,068
#   Student Transportation, Inc........................  2,312   12,845
    Sun Life Financial, Inc.(866796105)................  6,797  207,784
#   Sun Life Financial, Inc.(2566124)..................  3,599  110,063
    Suncor Energy, Inc.(867224107)..................... 12,373  368,839
    Suncor Energy, Inc.(B3NB1P2)....................... 18,330  546,712
*   SunOpta, Inc.......................................  3,100   32,495
#   Superior Plus Corp.................................  5,000   48,005
#   Surge Energy, Inc.................................. 10,200   20,630
    Talisman Energy, Inc.(87425E103)................... 15,536  116,831
    Talisman Energy, Inc.(2068299)..................... 20,500  154,553
*   Taseko Mines, Ltd..................................  5,100    3,652
    Teck Resources, Ltd. Class B(878742204)............ 14,231  183,295
    Teck Resources, Ltd. Class B(2879327)..............  7,500   97,092
    TELUS Corp.(87971M103).............................    700   24,010
    TELUS Corp.(2381093)...............................  4,008  137,490
*   Tembec, Inc........................................    500    1,110
*   Teranga Gold Corp..................................  1,200      595
*   Thompson Creek Metals Co., Inc.....................  7,800    9,699

                                     1047

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------ -----------
CANADA -- (Continued)
    Thomson Reuters Corp.(2126067).....................  2,197 $    84,365
#   Thomson Reuters Corp.(2889371).....................  3,376     129,546
#   TMX Group, Ltd.....................................    800      29,634
    TORC Oil & Gas, Ltd................................  3,600      23,373
    Toromont Industries, Ltd...........................  2,500      54,340
#   Toronto-Dominion Bank (The)(2897222)............... 18,040     718,363
    Toronto-Dominion Bank (The)(891160509).............  9,111     362,891
    Torstar Corp. Class B..............................  1,400       7,558
    Total Energy Services, Inc.........................  1,800      18,486
*   Tourmaline Oil Corp................................  4,275     117,551
    TransAlta Corp.(89346D107)......................... 13,246     115,638
    TransAlta Corp.(2901628)...........................  4,800      42,005
    TransCanada Corp.(2665184).........................  7,800     347,062
    TransCanada Corp.(89353D107).......................    599      26,644
    Transcontinental, Inc. Class A.....................  2,900      34,530
    TransForce, Inc....................................  4,257      96,618
#   TransGlobe Energy Corp.............................  3,755      10,934
#   Trilogy Energy Corp................................  2,561      13,100
    Trinidad Drilling, Ltd.............................  6,900      23,186
#   Twin Butte Energy, Ltd............................. 13,123       7,436
    Uni-Select, Inc....................................    100       2,479
*   Valeant Pharmaceuticals International, Inc.........  1,798     287,479
#   Valener, Inc.......................................  1,900      25,314
#   Veresen, Inc.......................................  6,700      85,259
#   Vermilion Energy, Inc.(B607XS1)....................    767      33,784
    Vermilion Energy, Inc.(923725105)..................  2,400     105,120
#   Wajax Corp.........................................    900      17,176
    West Fraser Timber Co., Ltd........................  3,500     201,015
    Western Energy Services Corp.......................  3,100      12,808
    Western Forest Products, Inc....................... 13,082      26,561
    Westjet Airlines, Ltd..............................  1,100      26,420
    Westshore Terminals Investment Corp................  2,900      73,031
    Whistler Blackcomb Holdings, Inc...................    791      12,437
#   Whitecap Resources, Inc............................ 12,186     119,012
    Wi-Lan, Inc........................................  9,000      24,152
    Winpak, Ltd........................................    911      27,100
    WSP Global, Inc....................................  2,100      56,801
*   Xtreme Drilling and Coil Services Corp.............    500         649
    Yamana Gold, Inc.(2219279)......................... 11,168      46,229
    Yamana Gold, Inc.(98462Y100)....................... 10,704      43,993
#*  Yellow Pages, Ltd..................................  1,347      18,625
#   Zargon Oil & Gas, Ltd..............................  1,700       5,271
                                                               -----------
TOTAL CANADA...........................................         28,833,882
                                                               -----------
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc.............................  2,300         234
                                                               -----------
DENMARK -- (1.6%)
    ALK-Abello A.S.....................................     90      10,235
*   Alm Brand A.S......................................  7,943      41,122
#   Ambu A.S. Class B..................................  1,528      32,458
    AP Moeller - Maersk A.S. Class A...................     58     113,499
    AP Moeller - Maersk A.S. Class B...................    131     264,718

                                     1048

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
DENMARK -- (Continued)
*   Auriga Industries A.S. Class B.....................    790 $   37,383
#*  Bang & Olufsen A.S.................................  1,307      9,039
    Carlsberg A.S. Class B.............................  5,601    411,284
    Chr Hansen Holding A.S.............................  4,228    175,694
    Coloplast A.S. Class B.............................  1,506    118,711
#   D/S Norden A.S.....................................    884     18,283
    Danske Bank A.S.................................... 13,524    350,033
    Dfds A.S...........................................    369     35,578
    DSV A.S............................................  4,940    155,599
#   FLSmidth & Co. A.S.................................  1,482     62,615
*   Genmab A.S.........................................  1,512    101,315
    GN Store Nord A.S..................................  7,896    177,012
    H Lundbeck A.S.....................................  2,698     54,795
    IC Companys A.S....................................    435      9,328
    Jeudan A.S.........................................    126     11,200
    NKT Holding A.S....................................  1,148     58,970
    Novo Nordisk A.S. Class B.......................... 27,229  1,213,615
    Novo Nordisk A.S. Sponsored ADR.................... 14,665    653,472
    Novozymes A.S. Class B.............................  9,111    415,502
    Pandora A.S........................................  3,200    228,760
    PER Aarsleff A.S. Class B..........................    176     39,562
    Ringkjoebing Landbobank A.S........................    186     34,976
*   Royal UNIBREW A.S..................................    426     72,616
    Schouw & Co........................................  1,062     49,286
    SimCorp A.S........................................    500     14,531
    Solar A.S. Class B.................................    193      8,525
    Spar Nord Bank A.S.................................  5,069     45,704
*   Sydbank A.S........................................  1,413     39,803
    TDC A.S............................................ 29,605    219,101
*   Topdanmark A.S.....................................  4,158    139,137
    Tryg A.S...........................................    393     46,018
#   United International Enterprises...................     46      6,897
*   Vestas Wind Systems A.S............................  9,057    351,897
*   William Demant Holding A.S.........................    401     30,434
                                                               ----------
TOTAL DENMARK..........................................         5,858,707
                                                               ----------
FINLAND -- (1.5%)
    Ahlstrom Oyj.......................................    715      6,460
    Alma Media Oyj.....................................  1,118      3,826
    Amer Sports Oyj....................................  1,181     22,524
    Atria Oyj..........................................    677      5,917
    Cargotec Oyj.......................................  1,156     37,030
    Caverion Corp......................................  5,205     48,650
    Citycon Oyj........................................  9,008     30,542
    Cramo Oyj..........................................    704     10,856
    Elektrobit Oyj.....................................  5,169     23,920
    Elisa Oyj..........................................  2,682     71,341
    F-Secure Oyj.......................................  5,286     13,666
*   Finnair Oyj........................................  1,807      6,725
#   Fiskars Oyj Abp....................................  2,051     43,066
    Fortum Oyj......................................... 16,419    350,229
    HKScan Oyj Class A.................................  1,428      6,219
    Huhtamaki Oyj......................................  4,832    132,470

                                     1049

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
FINLAND -- (Continued)
    Kemira Oyj.........................................  4,967 $   56,827
    Kesko Oyj Class A..................................    693     24,205
    Kesko Oyj Class B..................................  3,519    128,593
    Kone Oyj Class B................................... 10,137    457,201
    Konecranes Oyj.....................................    954     29,064
    Lassila & Tikanoja Oyj.............................  1,329     26,619
*   Lemminkainen Oyj...................................     71        883
    Metsa Board Oyj....................................  7,992     47,754
    Metso Oyj..........................................  6,557    199,498
    Munksjo Oyj........................................    394      4,176
    Neste Oil Oyj......................................  8,286    230,420
    Nokia Oyj.......................................... 79,646    612,521
    Nokia Oyj Sponsored ADR............................ 49,629    377,180
#   Nokian Renkaat Oyj.................................  3,895     95,993
    Olvi Oyj Class A...................................    412     11,195
*   Oriola-KD Oyj Class B..............................  6,448     26,283
    Orion Oyj Class A..................................    822     27,050
    Orion Oyj Class B..................................  5,203    171,541
#*  Outokumpu Oyj......................................  9,606     51,972
#   Outotec Oyj........................................  3,019     17,482
    PKC Group Oyj......................................  1,042     22,647
*   Poyry Oyj..........................................    706      2,322
    Raisio Oyj Class V.................................  7,663     36,817
    Ramirent Oyj.......................................  4,086     33,737
    Sampo Oyj Class A.................................. 11,195    542,195
    Sanoma Oyj.........................................  2,591     16,316
#   Stockmann Oyj Abp..................................    889      6,168
    Stora Enso Oyj Class R............................. 33,930    329,203
    Technopolis Oyj....................................  3,759     17,039
    Tieto Oyj..........................................  1,835     45,094
    Tikkurila Oyj......................................  1,578     28,473
    UPM-Kymmene Oyj.................................... 31,627    555,920
    Vaisala Oyj Class A................................     69      1,764
    Valmet OYJ.........................................  4,261     54,867
    Wartsila Oyj Abp...................................  9,229    427,834
#   YIT Oyj............................................  2,419     14,089
                                                               ----------
TOTAL FINLAND..........................................         5,544,383
                                                               ----------
FRANCE -- (8.8%)
    Accor SA...........................................  3,743    186,091
    Aeroports de Paris.................................    473     56,753
#*  Air France-KLM.....................................  4,416     38,885
    Air Liquide SA.....................................  7,214    909,495
    Albioma SA.........................................  1,202     22,336
*   Alstom SA..........................................  4,455    145,160
    Alten SA...........................................  1,030     43,141
    Altran Technologies SA.............................  7,167     63,431
    April SA...........................................    564      7,008
    Arkema SA..........................................  2,267    161,715
    AtoS...............................................  3,558    261,619
    AXA SA............................................. 32,966    771,139
    AXA SA Sponsored ADR...............................  2,900     68,237
    Axway Software SA..................................    228      4,312

                                     1050

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
FRANCE -- (Continued)
*   Beneteau SA........................................  1,571 $   22,887
    BioMerieux.........................................     95     10,378
    BNP Paribas SA..................................... 19,968  1,048,427
    Boiron SA..........................................    146     14,933
    Bollore SA......................................... 32,879    141,507
    Bonduelle S.C.A....................................    536     12,080
    Bongrain SA........................................    214     13,030
    Bouygues SA........................................  7,656    272,822
    Bureau Veritas SA..................................  7,039    149,057
    Cap Gemini SA......................................  3,386    245,756
    Carrefour SA....................................... 22,474    704,242
    Casino Guichard Perrachon SA.......................  2,275    206,393
#*  CGG SA Sponsored ADR...............................  5,600     31,416
    Christian Dior SA..................................  1,535    264,003
    Cie de Saint-Gobain................................  8,831    376,207
    Cie Generale des Etablissements Michelin...........  6,663    648,856
*   Club Mediterranee SA...............................    780     21,737
    CNP Assurances.....................................  8,146    143,007
    Credit Agricole SA................................. 30,421    360,783
    Danone SA..........................................  9,519    638,828
    Dassault Systemes ADR..............................  1,000     61,930
    Dassault Systemes SA...............................  1,728    106,782
    Derichebourg SA....................................  4,522     17,580
    Edenred............................................  9,672    277,979
    Eiffage SA.........................................    479     23,321
    Electricite de France SA...........................  2,758     74,766
    Essilor International SA...........................  7,445    829,160
*   Esso SA Francaise..................................     72      2,978
*   Etablissements Maurel et Prom......................  4,987     40,282
    Eurofins Scientific SE.............................    309     79,384
    European Aeronautic Defence and Space Co. NV....... 20,320  1,082,651
    Eutelsat Communications SA.........................  7,263    249,509
    Faiveley Transport SA..............................     99      6,006
    Faurecia...........................................  3,046    122,347
    Fimalac............................................    138     10,877
    GDF Suez........................................... 37,769    837,655
    GL Events..........................................    729     13,578
    Groupe Eurotunnel SE............................... 15,552    208,812
*   Groupe Fnac........................................    574     28,790
    Guerbet............................................    237      8,807
    Haulotte Group SA..................................    105      1,558
#   Hermes International...............................    292     99,096
    Iliad SA...........................................    517    120,082
    Imerys SA..........................................  2,399    173,220
#   Ingenico...........................................  2,255    235,744
    Interparfums SA....................................    465     13,726
    IPSOS..............................................  1,498     39,032
    Jacquet Metal Service..............................  1,384     24,140
    JCDecaux SA........................................  1,564     56,274
    Kering.............................................  2,552    514,900
    Korian-Medica......................................  2,058     77,830
    L'Oreal SA.........................................  5,031    899,564
    Lafarge SA.........................................  6,368    436,308

                                     1051

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
FRANCE -- (Continued)
    Lagardere SCA......................................  7,852 $  214,760
    Lectra.............................................  2,717     30,564
    Legrand SA.........................................  7,991    428,359
    LISI...............................................  1,050     26,077
    LVMH Moet Hennessy Louis Vuitton SA................  5,963    958,995
    Maisons France Confort SA..........................    226      7,824
*   Manitou BF SA......................................    582      8,544
    Mersen.............................................    738     17,434
    Metropole Television SA............................    533      9,745
    Montupet...........................................    381     30,235
    Natixis SA......................................... 34,914    222,052
#   Naturex............................................    359     18,785
#   Neopost SA.........................................  1,054     54,687
*   Nexans SA..........................................  1,693     53,322
    Nexity SA..........................................  1,680     66,151
    Norbert Dentressangle SA...........................    198     29,212
*   NRJ Group..........................................  2,272     17,023
    Orange SA(684060106)...............................  5,900    103,722
    Orange SA(5176177)................................. 39,086    687,643
#*  Orco Property Group SA.............................    739        299
    Orpea..............................................  1,505     97,835
    Pernod-Ricard SA...................................  2,791    334,662
*   Peugeot SA......................................... 17,489    252,094
*   Pierre & Vacances SA...............................    107      3,053
    Plastic Omnium SA..................................  2,944     84,521
    Publicis Groupe SA.................................  5,829    435,527
    Rallye SA..........................................  1,419     53,207
    Renault SA......................................... 11,532    881,349
    Rexel SA...........................................  8,622    161,091
    Rubis SCA..........................................  1,425     82,643
    Safran SA..........................................  4,906    326,739
    Saft Groupe SA.....................................  1,686     53,779
    Samse SA...........................................      4        481
    Sanofi............................................. 12,090  1,113,971
    Sanofi ADR......................................... 10,456    481,917
    Sartorius Stedim Biotech...........................    117     22,775
    Schneider Electric SE(B11BPS1).....................    278     20,933
    Schneider Electric SE(4834108)..................... 13,316  1,000,987
    SCOR SE............................................  8,577    267,001
    SEB SA.............................................  1,013     69,322
*   Sequana SA.........................................    986      2,845
    SES SA.............................................  7,927    288,767
    Societe BIC SA.....................................  1,286    182,850
    Societe d'Edition de Canal +.......................  1,800     12,125
    Societe Generale SA................................ 12,658    508,299
    Societe Television Francaise 1.....................  2,666     41,968
#   Sodexo SA..........................................  2,178    216,089
#*  SOITEC............................................. 17,198     17,066
*   Solocal Group...................................... 22,465     18,857
    Somfy SA...........................................     27      6,854
    Sopra Steria Group.................................    662     51,550
    Stef SA............................................     27      1,556
#   STMicroelectronics NV(2430025).....................  8,829     73,281

                                     1052

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------ -----------
FRANCE -- (Continued)
    STMicroelectronics NV(5962332)..................... 36,343 $   301,769
    Suez Environnement Co.............................. 15,842     291,213
    Synergie SA........................................    251       5,477
*   Technicolor SA..................................... 10,332      61,720
    Technip SA.........................................  5,893     344,132
    Teleperformance....................................  2,378     170,374
    Thales SA..........................................  4,932     259,730
*   Theolia SA.........................................    478         297
    Total Gabon........................................     24       8,245
    Total SA........................................... 40,880   2,098,393
    Total SA Sponsored ADR.............................  8,500     437,835
    Trigano SA.........................................  1,235      36,861
*   UBISOFT Entertainment..............................  5,735     115,121
    Valeo SA...........................................  5,402     761,691
    Vallourec SA.......................................  4,811     104,384
#*  Valneva SE.........................................    115         524
    Veolia Environnement SA............................ 25,131     460,378
    Veolia Environnement SA ADR........................  1,059      19,327
    Vicat..............................................    714      50,145
    VIEL & Cie SA......................................    300         678
    Vilmorin & Cie SA..................................    155      13,620
    Vinci SA........................................... 11,280     592,585
    Virbac SA..........................................    170      37,735
    Vivendi SA......................................... 24,866     588,007
    Zodiac Aerospace...................................  7,662     254,112
                                                               -----------
TOTAL FRANCE...........................................         32,006,119
                                                               -----------
GERMANY -- (6.4%)
    Aareal Bank AG.....................................  2,391      90,538
    Adidas AG..........................................  3,639     250,390
*   ADVA Optical Networking SE.........................  1,788       5,910
#*  Air Berlin P.L.C...................................  3,958       4,873
#*  Aixtron SE.........................................  1,469      11,618
    Allianz SE.........................................  6,463   1,065,693
    Allianz SE ADR..................................... 10,000     165,000
    Amadeus Fire AG....................................    211      15,697
    Aurubis AG.........................................  1,717      93,084
    Axel Springer SE...................................  1,857     114,188
    BASF SE............................................ 16,282   1,456,224
*   Bauer AG...........................................     98       1,793
    Bayer AG...........................................  3,282     472,711
    Bayerische Motoren Werke AG........................  5,671     659,484
    BayWa AG...........................................    513      20,179
    Bechtle AG.........................................    976      82,479
    Beiersdorf AG......................................  2,841     249,358
    Bertrandt AG.......................................    185      24,316
    Bijou Brigitte AG..................................    249      15,002
    Bilfinger SE.......................................  1,030      53,810
    Biotest AG.........................................    111      12,335
    Borussia Dortmund GmbH & Co. KGaA..................  2,421      10,906
    Brenntag AG........................................  7,686     418,389
    CANCOM SE..........................................    527      22,541
    Carl Zeiss Meditec AG..............................  1,463      38,590

                                     1053

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
GERMANY -- (Continued)
    Celesio AG.........................................  3,368 $   99,771
    Cewe Stiftung & Co. KGAA...........................    374     21,923
    Comdirect Bank AG..................................  2,270     22,556
*   Commerzbank AG..................................... 27,835    333,717
    CompuGroup Medical AG..............................  1,589     41,101
*   Constantin Medien AG...............................  3,713      5,405
    Continental AG.....................................  2,510    566,373
    CropEnergies AG....................................  1,674      5,113
    CTS Eventim AG & Co. KGaA..........................  1,413     40,415
    Daimler AG......................................... 17,938  1,624,551
#   Delticom AG........................................     86      1,656
#   Deutsche Bank AG(D18190898)........................ 16,279    471,765
    Deutsche Bank AG(5750355).......................... 16,124    468,042
    Deutsche Boerse AG.................................  3,237    248,216
    Deutsche Lufthansa AG..............................  4,149     70,176
    Deutsche Post AG................................... 17,877    578,555
    Deutsche Telekom AG................................ 49,700    856,733
    Deutsche Telekom AG Sponsored ADR..................  6,800    116,960
    Deutsche Wohnen AG................................. 11,786    306,167
    Deutz AG...........................................  4,780     22,035
*   Dialog Semiconductor P.L.C.........................  2,787    106,588
    DMG Mori Seiki AG..................................  3,892    127,484
    Drillisch AG.......................................  2,194     85,000
    Duerr AG...........................................  1,262    114,856
    E.ON SE............................................ 21,141    327,261
    Elmos Semiconductor AG.............................  1,078     21,325
    ElringKlinger AG...................................  1,506     52,474
#*  Evotec AG..........................................  6,271     25,874
    Fielmann AG........................................  1,324     89,995
    Fraport AG Frankfurt Airport Services Worldwide....  1,504     91,898
    Freenet AG.........................................  5,218    155,368
    Fresenius Medical Care AG & Co. KGaA...............  5,711    423,261
#   Fresenius Medical Care AG & Co. KGaA ADR...........  1,600     59,344
    Fresenius SE & Co. KGaA............................ 13,241    757,871
    Fuchs Petrolub SE..................................  1,726     65,182
*   GAGFAH SA..........................................  3,299     73,514
    GEA Group AG.......................................  7,944    359,071
    Gerresheimer AG....................................  1,582     86,249
    Gerry Weber International AG.......................    992     38,220
    Gesco AG...........................................    211     16,545
    GFK SE.............................................    679     27,035
    GFT Technologies AG................................  1,964     30,163
    Grammer AG.........................................    916     36,428
    Grenkeleasing AG...................................    342     36,612
*   H&R AG.............................................     95        722
    Hannover Rueck SE..................................  3,088    276,769
    HeidelbergCement AG................................  5,697    418,953
#*  Heidelberger Druckmaschinen AG.....................  5,179     12,158
    Henkel AG & Co. KGaA...............................  1,662    170,059
    Hochtief AG........................................  1,313     91,313
    Hugo Boss AG.......................................    994    128,335
    Indus Holding AG...................................  1,216     53,040
    Infineon Technologies AG........................... 19,110    214,163

                                     1054

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
GERMANY -- (Continued)
    Infineon Technologies AG ADR.......................  7,164 $ 80,882
    Jenoptik AG........................................  3,400   45,493
    K+S AG.............................................  8,186  258,458
*   Kloeckner & Co. SE.................................  4,240   43,687
*   Kontron AG.........................................  4,419   26,125
    Krones AG..........................................    579   54,816
#   KUKA AG............................................  1,177   79,569
    KWS Saat AG........................................    115   35,142
    Lanxess AG.........................................  2,284  109,479
    Leoni AG...........................................  1,292   80,603
    Linde AG...........................................  2,866  549,041
#   LPKF Laser & Electronics AG........................  1,858   20,494
    MAN SE.............................................    957  102,030
#*  Manz AG............................................    207   14,826
    Merck KGaA.........................................  2,270  226,810
*   Metro AG...........................................  4,985  153,396
    MLP AG.............................................    696    2,760
    MTU Aero Engines AG................................  1,493  136,590
    Muenchener Rueckversicherungs-Gesellschaft AG......  4,264  854,854
    Nemetschek AG......................................    249   25,991
*   Nordex SE..........................................  2,066   39,874
    Norma Group SE.....................................  1,455   72,151
*   Osram Licht AG.....................................  2,726  125,323
*   Patrizia Immobilien AG.............................  3,966   69,536
    Pfeiffer Vacuum Technology AG......................    214   19,218
#   PNE Wind AG........................................  7,350   18,309
    Puma SE............................................    191   36,353
    QSC AG.............................................  4,612    9,156
#   R Stahl AG.........................................    392   18,844
    Rational AG........................................    122   40,152
    Rheinmetall AG.....................................    937   40,547
    Rhoen Klinikum AG..................................  1,696   44,933
    RWE AG............................................. 18,215  505,273
    SAF-Holland SA.....................................  1,934   28,560
    SAP SE.............................................  7,956  519,270
    SAP SE Sponsored ADR...............................  3,560  232,682
    Schaltbau Holding AG...............................    344   17,677
*   SGL Carbon SE......................................  1,231   19,545
    SHW AG.............................................    515   25,414
    Siemens AG.........................................  5,903  623,574
#   Siemens AG Sponsored ADR...........................  2,787  291,492
    Sixt SE............................................    337   13,058
#*  SMA Solar Technology AG............................    500    6,078
    Software AG........................................  2,593   68,629
    Stada Arzneimittel AG..............................  2,750   85,267
    Stroeer Media SE...................................  1,675   48,754
*   Suss Microtec AG...................................  1,680    8,828
    Symrise AG.........................................  3,724  243,747
#   TAG Immobilien AG..................................  2,061   26,771
    Takkt AG...........................................    314    5,346
*   Talanx AG..........................................  2,351   71,603
    Telefonica Deutschland Holding AG.................. 30,768  170,694
#*  ThyssenKrupp AG.................................... 12,170  316,160

                                     1055

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
GERMANY -- (Continued)
    Volkswagen AG......................................     721 $   160,081
#   Vossloh AG.........................................     284      18,184
    VTG AG.............................................     506      12,146
#   Wacker Chemie AG...................................     884      94,653
    Wacker Neuson SE...................................   1,285      26,027
    Wincor Nixdorf AG..................................     165       7,562
    Wirecard AG........................................   2,750     122,923
    XING AG............................................      95      11,599
#   Zeal Network SE....................................     389      16,382
                                                                -----------
TOTAL GERMANY..........................................          23,062,889
                                                                -----------
GREECE -- (0.0%)
*   Bank of Cyprus Pcl.................................       1          --
                                                                -----------
HONG KONG -- (2.1%)
    AIA Group, Ltd.....................................  91,800     532,304
    Allied Properties HK, Ltd..........................  48,000       9,532
    APT Satellite Holdings, Ltd........................  19,500      26,522
    Asia Satellite Telecommunications Holdings, Ltd....   3,000      10,428
    ASM Pacific Technology, Ltd........................   5,700      51,492
    Associated International Hotels, Ltd...............   4,000      12,046
    Bank of East Asia, Ltd.............................  26,400     109,695
    BOC Hong Kong Holdings, Ltd........................  67,500     236,600
*   Brightoil Petroleum Holdings, Ltd..................  83,000      20,161
    Cathay Pacific Airways, Ltd........................  35,000      81,388
    Cheung Kong Holdings, Ltd..........................  22,000     419,821
    Cheung Kong Infrastructure Holdings, Ltd...........   9,000      73,865
#*  China Dynamics Holdings, Ltd....................... 290,000      21,608
    Chow Sang Sang Holdings International, Ltd.........  11,000      29,153
#   Chow Tai Fook Jewellery Group, Ltd.................  14,200      18,789
    CITIC Telecom International Holdings, Ltd..........  88,000      27,197
    CK Life Sciences International Holdings, Inc....... 286,000      29,104
    CLP Holdings, Ltd..................................  27,500     245,863
    Dickson Concepts International, Ltd................   6,500       3,055
    Emperor International Holdings, Ltd................ 140,000      31,726
    Esprit Holdings, Ltd...............................  12,900      14,584
    Far East Consortium International, Ltd.............  64,000      25,010
    First Pacific Co., Ltd............................. 172,000     174,536
*   G-Resources Group, Ltd............................. 488,400      13,858
    Giordano International, Ltd........................  14,000       6,624
*   Global Brands Group Holding, Ltd...................  93,360      17,590
    Glorious Sun Enterprises, Ltd......................  14,000       3,050
#   Haitong International Securities Group, Ltd........  34,000      21,418
    Hang Lung Group, Ltd...............................  10,000      47,687
    Hang Lung Properties, Ltd..........................  27,000      79,041
    Hang Seng Bank, Ltd................................  12,700     222,108
    Harbour Centre Development, Ltd....................   2,000       3,654
    Henderson Land Development Co., Ltd................  39,298     281,412
    HKR International, Ltd.............................  48,800      25,067
    Hong Kong & China Gas Co., Ltd.....................  79,641     182,580
    Hong Kong Aircraft Engineering Co., Ltd............     800       8,840
    Hong Kong Exchanges and Clearing, Ltd..............  12,600     289,991
    Hongkong & Shanghai Hotels (The)...................   6,500       9,299

                                     1056

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
HONG KONG -- (Continued)
#   Hongkong Chinese, Ltd..............................  58,000 $ 10,168
    Hopewell Holdings, Ltd.............................  15,500   58,088
    Hutchison Whampoa, Ltd.............................  31,000  410,259
    Hysan Development Co., Ltd.........................  26,000  125,997
    Kerry Logistics Network, Ltd.......................  14,500   22,116
    Kerry Properties, Ltd..............................  36,000  127,902
    Kingston Financial Group, Ltd......................  96,000   11,017
    Kowloon Development Co., Ltd.......................   7,000    8,167
    L'Occitane International SA........................  20,500   51,733
    Lai Sun Development Co., Ltd....................... 659,000   14,745
    Li & Fung, Ltd.....................................  93,360   92,151
    Luk Fook Holdings International, Ltd...............  14,000   52,224
    Man Wah Holdings, Ltd..............................  35,200   30,012
#   Melco Crown Entertainment, Ltd.....................   1,200    9,625
    Melco Crown Entertainment, Ltd. ADR................   1,858   44,592
#*  Midland Holdings, Ltd..............................  18,000    9,077
    MTR Corp., Ltd.....................................  10,051   44,526
    NagaCorp, Ltd......................................  48,000   37,643
    New World Development Co., Ltd.....................  55,914   66,807
#   Newocean Energy Holdings, Ltd......................  50,000   18,391
    NWS Holdings, Ltd..................................  34,655   64,139
    Orient Overseas International, Ltd.................  11,000   71,687
    Pacific Basin Shipping, Ltd........................  62,000   22,863
    Pacific Textile Holdings, Ltd......................  20,000   27,594
    PCCW, Ltd.......................................... 101,000   66,740
    Power Assets Holdings, Ltd.........................  17,000  177,369
#   Prada SpA..........................................   9,500   55,716
    Public Financial Holdings, Ltd.....................   6,000    2,863
    Regal Hotels International Holdings, Ltd...........  26,000   16,154
#   SA SA International Holdings, Ltd..................  38,000   24,499
    Samsonite International SA.........................  35,100  106,524
    Shangri-La Asia, Ltd............................... 112,000  145,102
    Shun Tak Holdings, Ltd.............................  11,000    5,027
    Singamas Container Holdings, Ltd...................  96,000   15,457
    Sino Land Co., Ltd................................. 128,590  215,703
    Sitoy Group Holdings, Ltd..........................  15,000    9,861
    Stella International Holdings, Ltd.................  10,500   27,444
    Sun Hung Kai & Co., Ltd............................   9,000    8,070
    Sun Hung Kai Properties, Ltd.......................  29,207  474,514
    Swire Pacific, Ltd. Class A........................  25,500  341,485
    Swire Pacific, Ltd. Class B........................  22,500   54,967
    Swire Properties, Ltd..............................  17,000   54,906
    Techtronic Industries Co., Ltd.....................  32,000  104,504
    Television Broadcasts, Ltd.........................   2,000   12,427
    Texwinca Holdings, Ltd.............................  14,000   11,533
    Transport International Holdings, Ltd..............  12,000   29,590
    Trinity, Ltd.......................................  12,000    2,337
*   United Laboratories International Holdings, Ltd.
      (The)............................................  34,000   16,659
    Value Partners Group, Ltd..........................  50,000   42,489
    Victory City International Holdings, Ltd...........  41,042    5,844
    Vitasoy International Holdings, Ltd................  20,000   27,733
    VST Holdings, Ltd..................................  74,400   23,787
#   VTech Holdings, Ltd................................   7,800  109,598

                                     1057

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
HONG KONG -- (Continued)
    Wharf Holdings, Ltd. (The).........................  27,000 $  219,601
    Wheelock & Co., Ltd................................  15,000     85,060
    Wynn Macau, Ltd....................................   4,800     13,261
    Xinyi Glass Holdings, Ltd..........................  66,000     34,801
#   Xinyi Solar Holdings, Ltd..........................  34,000      9,383
    Yue Yuen Industrial Holdings, Ltd..................  32,000    120,106
                                                                ----------
TOTAL HONG KONG........................................          7,519,335
                                                                ----------
IRELAND -- (0.5%)
*   Bank of Ireland.................................... 963,988    290,130
*   Bank of Ireland Sponsored ADR......................      30        362
    C&C Group P.L.C.(B010DT8)..........................   1,711      6,641
    C&C Group P.L.C.(B011Y09)..........................   4,812     18,756
    CRH P.L.C..........................................   6,940    167,432
    CRH P.L.C. Sponsored ADR...........................  12,817    309,402
    Dragon Oil P.L.C...................................   7,016     58,238
    FBD Holdings P.L.C.................................   1,875     23,281
    Glanbia P.L.C......................................   7,752    124,808
    Irish Continental Group P.L.C......................   6,510     24,069
*   Kenmare Resources P.L.C............................     953         49
    Kerry Group P.L.C. Class A.........................   4,335    314,176
    Kingspan Group P.L.C...............................     717     12,955
    Paddy Power P.L.C..................................     456     35,539
    Smurfit Kappa Group P.L.C..........................  11,113    273,216
                                                                ----------
TOTAL IRELAND..........................................          1,659,054
                                                                ----------
ISRAEL -- (0.5%)
*   Africa Israel Investments, Ltd.....................   8,946      7,912
*   Airport City, Ltd..................................   1,828     15,072
    Azrieli Group......................................   1,869     64,476
    Bank Hapoalim BM...................................  23,389    103,895
*   Bank Leumi Le-Israel BM............................  75,070    250,276
    Bezeq The Israeli Telecommunication Corp., Ltd.....  52,652     83,969
*   Ceragon Networks, Ltd..............................   1,170      1,113
*   Clal Insurance Enterprises Holdings, Ltd...........     670      9,685
*   Compugen, Ltd......................................   1,357     10,485
    Delek Automotive Systems, Ltd......................   1,659     15,895
    Delek Group, Ltd...................................     148     36,201
    Delta-Galil Industries, Ltd........................     572     16,415
    Elbit Systems, Ltd.................................     533     32,772
*   EZchip Semiconductor, Ltd.(M4146Y108)..............   1,766     33,642
*   EZchip Semiconductor, Ltd.(6554998)................     325      6,095
    First International Bank Of Israel, Ltd............   1,094     13,725
#   Formula Systems 1985, Ltd..........................     947     19,677
    Frutarom Industries, Ltd...........................   2,422     75,892
    Harel Insurance Investments & Financial Services,
      Ltd..............................................   3,840     17,091
    Israel Chemicals, Ltd..............................  16,450    118,207
*   Israel Discount Bank, Ltd. Class A.................   2,038      3,184
*   Jerusalem Oil Exploration..........................     604     17,883
    Melisron, Ltd......................................     907     26,410
    Menorah Mivtachim Holdings, Ltd....................   1,148     10,098
    Migdal Insurance & Financial Holding, Ltd..........  24,040     28,621

                                     1058

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
ISRAEL -- (Continued)
*   Mizrahi Tefahot Bank, Ltd..........................   8,534 $   93,129
*   Nitsba Holdings 1995, Ltd..........................     720      9,826
*   Oil Refineries, Ltd................................  40,604     11,811
    Osem Investments, Ltd..............................   1,359     24,078
*   Partner Communications Co., Ltd....................   1,994      6,753
    Paz Oil Co., Ltd...................................     272     34,806
    Shikun & Binui, Ltd................................  11,788     22,325
*   Strauss Group, Ltd.................................   1,978     28,972
    Teva Pharmaceutical Industries, Ltd................   1,732     98,366
    Teva Pharmaceutical Industries, Ltd. Sponsored
       ADR.............................................   6,848    389,377
#*  Tower Semiconductor, Ltd...........................   2,555     38,759
                                                                ----------
TOTAL ISRAEL...........................................          1,776,893
                                                                ----------
ITALY -- (2.3%)
    A2A SpA............................................  64,368     61,349
    ACEA SpA...........................................   2,982     33,522
#   Alerion Cleanpower SpA.............................   2,105      5,692
    Amplifon SpA.......................................   7,609     45,517
    Ansaldo STS SpA....................................   6,924     69,583
#*  Arnoldo Mondadori Editore SpA......................   3,462      3,609
    Assicurazioni Generali SpA.........................  26,762    564,827
#   Astaldi SpA........................................   2,155     13,699
    Atlantia SpA.......................................       1         21
*   Autogrill SpA......................................   1,407     12,020
    Azimut Holding SpA.................................   4,861    113,316
    Banca Generali SpA.................................   2,892     80,790
    Banca IFIS SpA.....................................   1,361     23,414
*   Banca Monte dei Paschi di Siena SpA................  94,353     42,657
*   Banca Popolare dell'Emilia Romagna SC..............  25,982    175,226
#*  Banca Popolare dell'Etruria e del Lazio SC.........   1,087        638
*   Banca Popolare di Milano Scarl.....................  48,999     39,222
    Banca Popolare di Sondrio SCARL....................  10,870     42,208
*   Banco Popolare SC..................................     425      5,367
*   BasicNet SpA.......................................   3,053      8,503
    Brembo SpA.........................................   1,177     41,479
#   Brunello Cucinelli SpA.............................     716     14,729
    Cementir Holding SpA...............................   3,817     25,538
*   CIR-Compagnie Industriali Riunite SpA..............  32,447     35,809
    CNH Industrial NV..................................  28,765    218,981
    Credito Emiliano SpA...............................   4,203     32,701
*   Credito Valtellinese SC............................  76,092     85,622
    Danieli & C Officine Meccaniche SpA................     917     22,484
    De'Longhi SpA......................................   4,371     78,794
    DiaSorin SpA.......................................     691     27,587
*   Ei Towers SpA......................................     518     25,704
    Enel SpA........................................... 106,427    480,875
    Engineering SpA....................................     345     16,837
    Eni SpA............................................  42,371    713,044
    Eni SpA Sponsored ADR..............................     600     20,340
    ERG SpA............................................   3,337     39,733
    Esprinet SpA.......................................   1,834     12,541
    Falck Renewables SpA...............................   2,083      2,297
*   Finmeccanica SpA...................................  19,361    211,452

                                     1059

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
ITALY -- (Continued)
#*  Geox SpA...........................................     707 $    2,395
#*  Gruppo Editoriale L'Espresso SpA...................   2,471      3,125
    GTECH SpA..........................................   2,382     46,818
    Hera SpA...........................................  24,963     61,179
*   IMMSI SpA..........................................  13,995     10,053
    Industria Macchine Automatiche SpA.................     607     26,763
*   Intek Group SpA....................................   9,436      3,589
    Interpump Group SpA................................   2,221     31,656
    Intesa Sanpaolo SpA................................ 241,672    706,712
    Iren SpA...........................................  22,837     26,491
    Italcementi SpA....................................   4,392     30,238
    Italmobiliare SpA..................................     371      9,572
    Luxottica Group SpA................................   4,722    280,780
#*  Maire Tecnimont SpA................................  11,666     25,679
    MARR SpA...........................................   1,526     26,668
*   Mediaset SpA.......................................   9,368     42,541
#*  Piaggio & C SpA....................................   7,738     23,554
    Pirelli & C. SpA...................................  13,546    192,067
    Prysmian SpA.......................................  11,461    212,012
    Recordati SpA......................................   4,103     67,809
    Reply SpA..........................................     258     19,960
*   Safilo Group SpA...................................   1,166     16,627
#*  Saipem SpA.........................................  10,898     98,046
*   Salini Impregilo SpA...............................  12,528     45,690
    Salvatore Ferragamo SpA............................   2,777     80,390
#*  Saras SpA..........................................   7,534      8,436
    Snam SpA...........................................  44,392    217,203
    Societa Cattolica di Assicurazioni S.c.r.l.........   4,470     34,475
    Societa Iniziative Autostradali e Servizi SpA......   3,086     30,854
#*  Sogefi SpA.........................................   5,901     17,034
    SOL SpA............................................   1,421     11,242
*   Sorin SpA..........................................  15,740     36,528
#*  Telecom Italia SpA................................. 421,186    489,404
*   Telecom Italia SpA Sponsored ADR...................   6,420     73,830
    Tenaris SA(2167367)................................   2,200     62,128
    Tenaris SA(7538515)................................   6,744     95,167
    Terna Rete Elettrica Nazionale SpA.................  99,272    435,241
#   Tod's SpA..........................................     420     43,157
    Trevi Finanziaria Industriale SpA..................   6,311     19,096
    UniCredit SpA...................................... 118,476    698,446
    Unione di Banche Italiane SCPA.....................  20,204    138,969
    Unipol Gruppo Finanziario SpA......................  13,846     69,827
    UnipolSai SpA......................................  37,625    104,297
    Vittoria Assicurazioni SpA.........................   2,148     22,462
#*  World Duty Free SpA................................   7,240     79,754
*   Yoox SpA...........................................   2,170     46,953
                                                                ----------
TOTAL ITALY............................................          8,272,644
                                                                ----------
JAPAN -- (19.9%)
    77 Bank, Ltd. (The)................................   5,000     27,652
    Accordia Golf Co., Ltd.............................   3,700     37,676
    ADEKA Corp.........................................   4,200     51,522
    Advan Co., Ltd.....................................     500      5,595

                                     1060

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Advantest Corp.....................................  6,700 $ 85,003
    Advantest Corp. ADR................................    500    6,335
#   Aeon Co., Ltd...................................... 34,199  361,214
    Aeon Delight Co., Ltd..............................  1,200   26,875
    Ai Holdings Corp...................................  2,100   36,565
    Aica Kogyo Co., Ltd................................  2,900   64,550
    Aichi Bank, Ltd. (The).............................    300   14,721
    Aichi Steel Corp...................................  9,000   37,311
    Aida Engineering, Ltd..............................  4,900   48,444
    Ain Pharmaciez, Inc................................  1,200   38,675
    Air Water, Inc.....................................  6,000  103,238
    Aisan Industry Co., Ltd............................  1,700   14,821
    Aisin Seiki Co., Ltd...............................  5,200  181,665
    Akebono Brake Industry Co., Ltd....................  3,100   10,945
    Akita Bank, Ltd. (The).............................  7,000   19,411
    Alfresa Holdings Corp..............................  5,200   61,650
#   Alpen Co., Ltd.....................................  1,500   22,034
    Alpine Electronics, Inc............................  2,300   35,570
    Alps Electric Co., Ltd.............................  7,000  145,723
    Amada Co., Ltd..................................... 18,000  164,053
    Amano Corp.........................................  3,100   32,949
    ANA Holdings, Inc.................................. 19,000   52,472
#   Anritsu Corp.......................................  2,000   13,113
    AOKI Holdings, Inc.................................  1,600   18,566
    Aomori Bank, Ltd. (The)............................ 10,000   29,552
    Aoyama Trading Co., Ltd............................  1,600   53,775
#   Aozora Bank, Ltd................................... 35,000  127,371
    Arakawa Chemical Industries, Ltd...................    300    3,046
    Arcland Sakamoto Co., Ltd..........................    900   16,788
    Arcs Co., Ltd......................................  2,023   41,681
    Arisawa Manufacturing Co., Ltd.....................  1,400   10,661
    As One Corp........................................  1,100   29,430
    Asahi Diamond Industrial Co., Ltd..................  3,400   34,665
    Asahi Glass Co., Ltd............................... 48,000  255,359
    Asahi Group Holdings, Ltd..........................  7,100  232,928
    Asahi Holdings, Inc................................  1,500   22,261
    Asahi Intecc Co., Ltd..............................    400   21,200
    Asahi Kasei Corp................................... 44,000  434,547
    Asahi Organic Chemicals Industry Co., Ltd..........  4,000    9,874
    Asatsu-DK, Inc.....................................  1,500   37,523
    Asics Corp.........................................  6,800  166,868
#   ASKUL Corp.........................................    800   12,439
    Astellas Pharma, Inc............................... 39,300  607,002
    Atom Corp..........................................  2,100   15,751
    Autobacs Seven Co., Ltd............................  1,200   17,569
    Avex Group Holdings, Inc...........................  2,300   38,786
    Axial Retailing, Inc...............................    400    9,205
    Azbil Corp.........................................  3,500   86,964
    Bandai Namco Holdings, Inc.........................  4,300   87,063
    Bando Chemical Industries, Ltd.....................  3,000   10,920
#   Bank of Iwate, Ltd. (The)..........................    900   36,578
    Bank of Kyoto, Ltd. (The).......................... 22,000  184,441
    Bank of Okinawa, Ltd. (The)........................    900   36,012

                                     1061

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Bank of Saga, Ltd. (The)...........................  8,000 $ 18,263
    Bank of the Ryukyus, Ltd...........................  1,800   24,902
    Bank of Yokohama, Ltd. (The)....................... 32,000  172,668
    Belc Co., Ltd......................................    600   16,647
    Belluna Co., Ltd...................................  2,600   11,131
    Benesse Holdings, Inc..............................  6,600  197,364
#   Bic Camera, Inc....................................  6,000   68,006
    BML, Inc...........................................    400   10,702
    Bridgestone Corp................................... 13,800  551,549
    Broadleaf Co., Ltd.................................    200    3,087
    Brother Industries, Ltd............................  7,800  133,581
    Bunka Shutter Co., Ltd.............................  6,000   48,479
    C Uyemura & Co., Ltd...............................    400   20,276
    Calbee, Inc........................................  2,400   93,720
    Calsonic Kansei Corp...............................  8,000   45,457
    Canon Electronics, Inc.............................  1,800   31,836
    Canon Marketing Japan, Inc.........................  3,600   65,416
    Canon, Inc......................................... 14,900  471,368
#   Canon, Inc. Sponsored ADR..........................  8,300  261,533
#   Casio Computer Co., Ltd............................  9,200  144,024
    Cawachi, Ltd.......................................  2,000   31,880
    Central Glass Co., Ltd.............................  7,000   29,396
    Central Japan Railway Co...........................  1,300  222,929
    Century Tokyo Leasing Corp.........................  2,300   54,379
    Chiba Bank, Ltd. (The)............................. 20,000  134,783
    Chiba Kogyo Bank, Ltd. (The).......................  3,300   22,495
    Chiyoda Co., Ltd...................................  1,200   25,530
    Chubu Shiryo Co., Ltd..............................  1,000    5,588
    Chugai Pharmaceutical Co., Ltd.....................  3,000   89,688
    Chugoku Bank, Ltd. (The)...........................  5,200   73,969
    Chugoku Marine Paints, Ltd.........................  2,000   17,605
    Chukyo Bank, Ltd. (The)............................  8,000   14,054
    Chuo Spring Co., Ltd...............................  1,000    2,799
    Citizen Holdings Co., Ltd.......................... 15,800  126,118
    CKD Corp...........................................  5,100   48,580
#*  Clarion Co., Ltd...................................  7,000   20,650
    Cleanup Corp.......................................    600    4,440
*   CMK Corp...........................................  2,600    7,352
#   Coca-Cola East Japan Co., Ltd......................  2,200   36,630
#   Coca-Cola West Co., Ltd............................  4,600   65,795
    Cocokara fine, Inc.................................    400    9,911
#   COLOPL, Inc........................................  2,600   59,420
#   Colowide Co., Ltd..................................  4,200   70,844
    COMSYS Holdings Corp...............................  1,600   21,767
#*  COOKPAD, Inc.......................................    900   36,022
#   Cosmo Oil Co., Ltd................................. 54,000   72,807
    Cosmos Pharmaceutical Corp.........................    400   64,453
    CREATE SD HOLDINGS Co., Ltd........................    400   13,591
    Dai Nippon Printing Co., Ltd....................... 25,000  224,835
    Dai-ichi Life Insurance Co., Ltd. (The)............ 18,000  241,157
    Daibiru Corp.......................................  1,100    9,678
    Daicel Corp........................................ 10,000  124,331
    Daido Metal Co., Ltd...............................  3,000   28,158

                                     1062

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
#   Daido Steel Co., Ltd............................... 21,000 $ 82,255
    Daidoh, Ltd........................................    500    2,172
    Daifuku Co., Ltd...................................  2,500   28,640
#   Daihatsu Motor Co., Ltd............................  3,500   48,806
    Daihen Corp........................................  2,000    9,648
    Daiichi Jitsugyo Co., Ltd..........................  2,000   10,329
    Daiichi Sankyo Co., Ltd............................ 12,900  187,145
    Daiichikosho Co., Ltd..............................  1,100   31,856
    Daikin Industries, Ltd.............................  4,500  313,137
    Daikyo, Inc........................................ 12,000   17,734
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd..............................................  4,000   21,779
    Daio Paper Corp....................................  4,000   34,546
    Daisan Bank, Ltd. (The)............................  2,000    3,316
    Daiseki Co., Ltd...................................  1,100   18,652
    Daiwa House Industry Co., Ltd...................... 10,000  184,156
    Daiwa Securities Group, Inc........................ 28,000  203,441
    Daiwabo Holdings Co., Ltd..........................  8,000   13,341
    DCM Holdings Co., Ltd..............................  5,800   38,697
#   Dena Co., Ltd......................................  3,600   47,339
    Denki Kagaku Kogyo K.K............................. 20,000   78,802
    Denso Corp.........................................  7,500  331,787
    Dentsu, Inc........................................  8,900  365,527
    Denyo Co., Ltd.....................................  2,000   33,029
    Descente, Ltd......................................  2,000   22,670
    DIC Corp........................................... 44,000  108,935
    Disco Corp.........................................    800   73,291
    DMG Mori Seiki Co., Ltd............................  1,900   24,645
    Don Quijote Holdings Co., Ltd......................    500   36,404
    Doshisha Co., Ltd..................................  2,000   31,218
    Doutor Nichires Holdings Co., Ltd..................  1,900   27,005
    Dowa Holdings Co., Ltd............................. 12,000   95,816
    Dr Ci:Labo Co., Ltd................................    900   30,920
    DTS Corp...........................................  1,600   33,585
    Eagle Industry Co., Ltd............................  1,900   35,387
    Earth Chemical Co., Ltd............................    900   30,061
    East Japan Railway Co..............................  3,400  262,610
    Ebara Corp......................................... 31,000  119,239
#   EDION Corp.........................................  1,300    9,641
#   Ehime Bank, Ltd. (The).............................  8,000   17,008
    Eighteenth Bank, Ltd. (The)........................ 11,000   31,796
    Eisai Co., Ltd.....................................  2,300  114,674
    Eizo Corp..........................................  1,100   23,899
    Elecom Co., Ltd....................................    500   11,384
    Electric Power Development Co., Ltd................  2,700   98,359
    Enplas Corp........................................    300   10,705
    EPS Holdings, Inc..................................  2,000   24,787
    Exedy Corp.........................................  1,300   28,589
    Ezaki Glico Co., Ltd...............................  1,500   61,439
#   F@N Communications, Inc............................  1,600   18,007
    FALCO HOLDINGS Co., Ltd............................    200    2,207
    FamilyMart Co., Ltd................................  1,200   51,977
#   Fancl Corp.........................................  1,500   24,007
    FANUC Corp.........................................  2,800  470,230

                                     1063

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Fast Retailing Co., Ltd............................    700 $259,683
    FCC Co., Ltd.......................................  2,100   39,925
    Ferrotec Corp......................................  3,900   19,621
#   FIDEA Holdings Co., Ltd............................  5,200    9,258
    Financial Products Group Co., Ltd..................  1,800   25,403
    FINDEX, Inc........................................    200   11,783
    Foster Electric Co., Ltd...........................  1,900   35,692
    FP Corp............................................  1,000   34,901
    Fudo Tetra Corp.................................... 10,600   21,634
    Fuji Co. Ltd/Ehime.................................  1,000   18,155
    Fuji Corp., Ltd....................................  1,100    6,253
    Fuji Electric Co., Ltd............................. 22,000   94,076
    Fuji Heavy Industries, Ltd......................... 11,500  414,774
#   Fuji Kyuko Co., Ltd................................  2,000   21,005
    Fuji Media Holdings, Inc...........................  2,800   35,197
    Fuji Oil Co. Ltd/Osaka.............................  3,300   42,399
    Fuji Seal International, Inc.......................  1,300   41,538
    Fuji Soft, Inc.....................................    600   12,007
    FUJIFILM Holdings Corp.............................  6,700  226,445
    Fujikura, Ltd...................................... 18,000   74,783
    Fujimori Kogyo Co., Ltd............................  1,000   28,254
    Fujitec Co., Ltd...................................  6,000   61,487
    Fujitsu General, Ltd...............................  3,000   29,426
    Fujitsu, Ltd....................................... 63,000  332,922
    FuKoKu Co., Ltd....................................    200    2,181
    Fukui Bank, Ltd. (The).............................  7,000   15,617
    Fukuoka Financial Group, Inc....................... 21,000  104,806
    Furukawa Co., Ltd.................................. 17,000   27,902
#   Furukawa Electric Co., Ltd......................... 11,000   18,298
    Futaba Industrial Co., Ltd.........................    500    2,497
    Fuyo General Lease Co., Ltd........................    400   12,876
    Geo Holdings Corp..................................    900    8,806
    Glory, Ltd.........................................  2,400   62,896
    GMO internet, Inc..................................  2,500   20,642
    GMO Payment Gateway, Inc...........................  1,300   22,542
    Godo Steel, Ltd....................................  8,000   12,874
    Goldcrest Co., Ltd.................................  1,060   16,520
#   Gree, Inc..........................................  5,400   30,761
    GS Yuasa Corp...................................... 11,000   49,642
    Gulliver International Co., Ltd....................  1,500   11,905
#*  GungHo Online Entertainment, Inc...................  8,600   29,520
    Gunma Bank, Ltd. (The)............................. 14,000   92,050
    Gunze, Ltd.........................................  7,000   18,132
    Gurunavi, Inc......................................  1,600   25,532
    H2O Retailing Corp.................................  2,760   48,750
    Hachijuni Bank, Ltd. (The)......................... 23,000  151,569
    Hakuhodo DY Holdings, Inc..........................  9,500   94,425
    Hamakyorex Co., Ltd................................    500   17,677
    Hamamatsu Photonics K.K............................    900   42,405
    Hankyu Hanshin Holdings, Inc....................... 21,000  116,727
    Hanwa Co., Ltd..................................... 12,000   44,828
    Happinet Corp......................................  1,400   15,600
    Harmonic Drive Systems, Inc........................  2,100   33,278

                                     1064

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Haseko Corp........................................  6,800 $ 55,250
    Hazama Ando Corp...................................  8,200   53,706
    Heiwa Corp.........................................    500   10,057
    Heiwa Real Estate Co., Ltd.........................  2,100   29,884
    Heiwado Co., Ltd...................................    700   14,841
    HI-LEX Corp........................................  1,200   34,379
    Hiday Hidaka Corp..................................    800   25,163
    Higashi-Nippon Bank, Ltd. (The).................... 10,000   28,137
    Hikari Tsushin, Inc................................    700   40,223
    Hino Motors, Ltd...................................  8,800  124,594
    Hiroshima Bank, Ltd. (The)......................... 35,000  174,096
    HIS Co., Ltd.......................................  1,600   54,863
    Hisamitsu Pharmaceutical Co., Inc..................  1,300   44,232
    Hitachi Chemical Co., Ltd..........................  5,500  110,650
    Hitachi Construction Machinery Co., Ltd............  4,800   88,740
    Hitachi High-Technologies Corp.....................  3,300  102,514
    Hitachi Koki Co., Ltd..............................  3,900   28,089
    Hitachi Kokusai Electric, Inc......................  4,000   54,367
    Hitachi Metals, Ltd................................  6,110   99,564
    Hitachi Transport System, Ltd......................  1,900   24,857
    Hitachi Zosen Corp................................. 10,000   54,791
    Hitachi, Ltd....................................... 15,000  113,281
    Hitachi, Ltd. ADR..................................  3,100  233,678
    Hogy Medical Co., Ltd..............................    300   15,596
#*  Hokkaido Electric Power Co., Inc...................  8,500   68,660
    Hokuetsu Bank, Ltd. (The).......................... 16,000   29,115
    Hokuetsu Kishu Paper Co., Ltd......................  4,500   21,194
    Hokuhoku Financial Group, Inc...................... 11,000   22,667
    Hokuriku Electric Power Co.........................  7,200  101,751
    Hokuto Corp........................................    700   12,884
    Honda Motor Co., Ltd............................... 20,800  627,635
    Honda Motor Co., Ltd. Sponsored ADR................  8,100  244,782
    Horiba, Ltd........................................  1,300   42,343
    Hoshizaki Electric Co., Ltd........................  1,200   60,838
#   House Foods Group, Inc.............................  4,100   82,026
    Hoya Corp..........................................  9,800  379,775
    Hyakugo Bank, Ltd. (The)...........................  6,000   25,404
    Ibiden Co., Ltd....................................  6,100   91,703
    Ichibanya Co., Ltd.................................    600   24,877
    Ichiyoshi Securities Co., Ltd......................  2,000   20,235
    Idemitsu Kosan Co., Ltd............................  7,100  118,512
    IHI Corp........................................... 32,000  166,722
    Iida Group Holdings Co., Ltd.......................  5,220   64,924
    Iino Kaiun Kaisha, Ltd.............................  6,200   36,186
    Ikyu Corp..........................................  2,200   28,697
#   Imperial Hotel, Ltd................................    400    8,756
    Inaba Denki Sangyo Co., Ltd........................    800   27,016
    Inabata & Co., Ltd.................................  1,200   10,936
    Inageya Co., Ltd...................................  2,000   22,148
    Ines Corp..........................................    500    3,734
#   Internet Initiative Japan, Inc.....................  1,300   27,269
    Iriso Electronics Co., Ltd.........................    600   34,877
#   Iseki & Co., Ltd...................................  6,000   11,447

                                     1065

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Isetan Mitsukoshi Holdings, Ltd....................  6,840 $ 96,986
    Isuzu Motors, Ltd.................................. 13,400  178,388
#   Ito En, Ltd........................................  1,800   34,578
    ITOCHU Corp........................................ 20,100  203,522
    Itochu Enex Co., Ltd...............................  4,500   35,079
    Itochu Techno-Solutions Corp.......................  1,300   46,393
    Itoham Foods, Inc..................................  9,000   51,384
#   Itoki Corp.........................................  1,100    5,431
#   Iwatani Corp.......................................  9,000   58,103
    Iyo Bank, Ltd. (The)...............................  8,500   98,083
    Izumi Co., Ltd.....................................    700   25,105
    J Front Retailing Co., Ltd......................... 10,100  128,707
    J-Oil Mills, Inc................................... 12,000   42,916
    Japan Airport Terminal Co., Ltd....................    700   31,542
    Japan Aviation Electronics Industry, Ltd...........  2,000   45,202
#*  Japan Communications, Inc..........................  2,200    9,416
    Japan Exchange Group, Inc..........................  4,100   95,409
    Japan Pulp & Paper Co., Ltd........................  5,000   14,089
#   Japan Steel Works, Ltd. (The)...................... 14,000   56,003
    Japan Tobacco, Inc................................. 25,200  686,364
    Japan Wool Textile Co., Ltd. (The).................  1,000    6,668
    Jeol, Ltd..........................................  1,000    4,842
    JFE Holdings, Inc..................................  9,700  213,665
    JGC Corp...........................................  5,000  101,689
    Jimoto Holdings, Inc............................... 10,800   20,239
#   Jin Co., Ltd.......................................    700   21,328
    Joshin Denki Co., Ltd..............................  2,000   16,836
    Jowa Holdings Co., Ltd.............................    700   21,650
    Joyo Bank, Ltd. (The).............................. 16,000   80,419
    JSP Corp...........................................  1,200   23,981
    JSR Corp...........................................  5,200   91,654
    JTEKT Corp.........................................  6,900  113,796
    Juki Corp..........................................  9,000   29,418
    Juroku Bank, Ltd. (The)............................  8,000   26,398
*   JVC Kenwood Corp...................................  3,820    9,055
    JX Holdings, Inc................................... 69,020  254,700
#   K's Holdings Corp..................................  1,419   41,676
*   Kadokawa Dwango Corp...............................  2,302   34,072
    Kagoshima Bank, Ltd. (The).........................  2,000   12,515
    Kajima Corp........................................ 22,403   88,638
    Kaken Pharmaceutical Co., Ltd......................  1,000   21,279
    Kameda Seika Co., Ltd..............................  1,100   37,094
    Kamei Corp.........................................  2,000   13,218
    Kanamoto Co., Ltd..................................  2,000   52,035
    Kaneka Corp........................................ 17,000  103,761
    Kanematsu Corp..................................... 16,000   22,790
    Kansai Paint Co., Ltd..............................  7,000  122,348
    Kao Corp........................................... 15,200  666,490
    Kasumi Co., Ltd....................................  2,700   22,646
    Katakura Industries Co., Ltd.......................  1,200   12,445
    Kato Sangyo Co., Ltd...............................    900   16,501
    Kato Works Co., Ltd................................  5,000   39,094
    Kawasaki Heavy Industries, Ltd..................... 42,000  201,227

                                     1066

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Kawasaki Kisen Kaisha, Ltd.........................  53,000 $  151,711
    KDDI Corp..........................................  15,200  1,072,951
    Keihin Corp........................................   2,700     43,036
    Keio Corp..........................................   4,000     32,572
    Kewpie Corp........................................   3,500     81,264
    Keyence Corp.......................................     600    280,462
    Kikkoman Corp......................................   4,000    117,980
    Kintetsu Corp......................................  30,000    105,762
    Kintetsu World Express, Inc........................     800     34,066
    Kirin Holdings Co., Ltd............................  15,000    201,963
#   Kitz Corp..........................................   7,500     35,613
    Kiyo Bank, Ltd. (The)..............................   1,000     12,476
    Koa Corp...........................................     900      8,241
    Kobayashi Pharmaceutical Co., Ltd..................     600     40,128
    Kobe Steel, Ltd.................................... 161,000    282,363
    Kohnan Shoji Co., Ltd..............................   1,900     21,479
    Koito Manufacturing Co., Ltd.......................   1,000     32,515
    Kokuyo Co., Ltd....................................   4,400     33,535
    Komatsu, Ltd.......................................  17,700    347,087
#   Konami Corp........................................   2,800     52,244
    Konica Minolta, Inc................................  14,000    154,062
    Konishi Co., Ltd...................................     300      5,142
    Kose Corp..........................................   1,300     58,203
    Kubota Corp........................................  16,000    237,526
    Kubota Corp. Sponsored ADR.........................   1,000     74,165
#*  Kumagai Gumi Co., Ltd..............................   9,000     28,483
    Kura Corp..........................................   1,000     30,128
    Kurabo Industries, Ltd.............................  13,000     21,801
    Kuraray Co., Ltd...................................  11,300    141,893
#   Kureha Corp........................................  10,000     41,660
    Kurimoto, Ltd......................................   8,000     15,008
    Kurita Water Industries, Ltd.......................   4,700    100,126
#   Kuroda Electric Co., Ltd...........................   1,800     25,789
    Kusuri No Aoki Co., Ltd............................     700     46,503
    KYB Co., Ltd.......................................   8,000     31,745
    Kyocera Corp.......................................   3,600    158,453
    Kyocera Corp. Sponsored ADR........................   2,000     87,440
    Kyoei Steel, Ltd...................................   1,500     27,870
    Kyokuto Kaihatsu Kogyo Co., Ltd....................   2,700     30,523
    Kyokuto Securities Co., Ltd........................   1,500     21,605
    Kyokuyo Co., Ltd...................................   2,000      4,703
    KYORIN Holdings, Inc...............................   2,000     40,438
#   Kyoritsu Maintenance Co., Ltd......................     800     44,687
    Kyowa Exeo Corp....................................   2,000     21,107
    Kyowa Hakko Kirin Co., Ltd.........................   8,000     91,100
    Kyudenko Corp......................................   4,000     53,721
*   Kyushu Electric Power Co., Inc.....................   9,500     91,677
    Lawson, Inc........................................   1,800    117,686
    LEC, Inc...........................................     400      4,446
    Life Corp..........................................   1,400     20,030
    Lintec Corp........................................   1,100     24,206
    Lion Corp..........................................  11,000     59,757
    LIXIL Group Corp...................................   7,400    144,182

                                     1067

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    M3, Inc............................................   4,800 $ 96,555
#   Macnica, Inc.......................................   1,000   29,473
    Maeda Corp.........................................   7,000   53,632
    Maeda Road Construction Co., Ltd...................   3,000   47,342
    Makino Milling Machine Co., Ltd....................   7,000   60,148
    Makita Corp........................................   1,200   53,228
    Mandom Corp........................................   1,000   33,765
    Mars Engineering Corp..............................     300    5,307
    Marubeni Corp......................................  24,000  132,474
    Marubun Corp.......................................     800    5,365
    Marudai Food Co., Ltd..............................   1,000    3,582
    Maruha Nichiro Corp................................   1,300   19,346
    Marui Group Co., Ltd...............................  15,100  156,958
    Marusan Securities Co., Ltd........................   3,900   26,962
    Maruwa Co., Ltd....................................     700   18,908
#   Marvelous, Inc.....................................   3,000   44,984
    Max Co., Ltd.......................................   2,000   21,739
    Mazda Motor Corp...................................  18,000  369,728
#   McDonald's Holdings Co. Japan, Ltd.................   1,100   24,128
    Medipal Holdings Corp..............................   4,500   52,503
    Megachips Corp.....................................   2,600   31,237
    Megmilk Snow Brand Co., Ltd........................   2,100   28,870
    Meidensha Corp.....................................   4,000   11,931
    Meiko Network Japan Co., Ltd.......................   1,200   12,416
    Meitec Corp........................................     300    8,755
#   Message Co., Ltd...................................     300    8,009
#   Michinoku Bank, Ltd. (The).........................   3,000    5,624
#   Micronics Japan Co., Ltd...........................     800   21,631
    Milbon Co., Ltd....................................     800   22,629
    Minato Bank, Ltd. (The)............................   8,000   15,399
    Minebea Co., Ltd...................................  10,000  154,282
    Miraca Holdings, Inc...............................   2,000   89,574
    Mirait Holdings Corp...............................   2,600   30,143
    MISUMI Group, Inc..................................     600   22,412
    Mitani Corp........................................   1,000   23,004
    Mitsuba Corp.......................................   2,000   35,492
    Mitsubishi Chemical Holdings Corp..................  57,400  297,494
    Mitsubishi Corp....................................  17,880  311,920
    Mitsubishi Electric Corp...........................  34,000  393,235
    Mitsubishi Estate Co., Ltd.........................  24,000  482,898
    Mitsubishi Gas Chemical Co., Inc...................  14,369   64,967
    Mitsubishi Heavy Industries, Ltd...................  40,000  220,784
    Mitsubishi Logistics Corp..........................   3,000   44,616
    Mitsubishi Materials Corp..........................  44,000  138,748
    Mitsubishi Motors Corp.............................  21,200  179,229
*   Mitsubishi Paper Mills, Ltd........................  11,000    8,097
    Mitsubishi Pencil Co., Ltd.........................     600   17,723
    Mitsubishi Steel Manufacturing Co., Ltd............   3,000    6,073
    Mitsubishi Tanabe Pharma Corp......................   6,200   98,016
    Mitsubishi UFJ Financial Group, Inc................ 184,100  978,356
    Mitsubishi UFJ Financial Group, Inc. ADR...........  25,043  132,728
    Mitsuboshi Belting Co., Ltd........................   4,000   32,693
    Mitsui & Co., Ltd..................................  11,800  150,152

                                     1068

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Mitsui & Co., Ltd. Sponsored ADR...................     473 $120,142
    Mitsui Chemicals, Inc..............................  57,000  166,780
    Mitsui Engineering & Shipbuilding Co., Ltd.........  21,000   34,142
    Mitsui Fudosan Co., Ltd............................  14,000  353,942
    Mitsui Home Co., Ltd...............................   3,000   12,626
    Mitsui Mining & Smelting Co., Ltd..................  24,000   50,116
    Mitsui OSK Lines, Ltd..............................  49,000  165,422
    Mitsui Sugar Co., Ltd..............................   8,000   27,127
    Mitsui-Soko Holdings Co., Ltd......................   2,000    6,705
    Miura Co., Ltd.....................................   5,100   57,605
    Miyazaki Bank, Ltd. (The)..........................   7,000   24,252
    Mizuho Financial Group, Inc........................ 285,240  466,401
#   Mizuho Financial Group, Inc. ADR...................  11,600   37,352
    Mizuno Corp........................................   6,000   29,507
    Mochida Pharmaceutical Co., Ltd....................     400   21,965
#   MonotaRO Co., Ltd..................................   1,500   38,051
    Morinaga & Co., Ltd................................  11,000   34,224
    Morinaga Milk Industry Co., Ltd....................  14,000   60,524
    Morita Holdings Corp...............................   3,000   33,110
    Mory Industries, Inc...............................   2,000    7,078
    Moshi Moshi Hotline, Inc...........................   2,100   23,172
    MS&AD Insurance Group Holdings.....................  11,352  276,015
    Murata Manufacturing Co., Ltd......................   3,500  377,840
#   Musashi Seimitsu Industry Co., Ltd.................   1,700   32,009
#   Nabtesco Corp......................................   5,400  139,409
    Nachi-Fujikoshi Corp...............................   9,000   48,394
    Nagase & Co., Ltd..................................   2,000   24,863
    Nakamuraya Co., Ltd................................   1,000    4,051
    Nakanishi, Inc.....................................   1,000   36,610
    Nankai Electric Railway Co., Ltd...................  19,000   76,065
    Nanto Bank, Ltd. (The).............................   3,000   10,057
    Natori Co., Ltd....................................     500    5,963
    NEC Corp...........................................  79,000  223,148
    NEC Networks & System Integration Corp.............   1,600   34,385
    NET One Systems Co., Ltd...........................   3,200   19,125
    Nexon Co., Ltd.....................................   3,700   36,421
    NGK Insulators, Ltd................................   6,000  120,907
    NGK Spark Plug Co., Ltd............................   6,300  186,763
    NH Foods, Ltd......................................   5,000  123,611
    NHK Spring Co., Ltd................................   3,000   27,059
    Nichi-iko Pharmaceutical Co., Ltd..................   2,000   36,015
    Nichia Steel Works, Ltd............................   1,000    2,911
#   Nichias Corp.......................................   4,000   21,962
    Nichicon Corp......................................   2,700   20,551
    Nichiha Corp.......................................   2,000   21,408
#   Nichii Gakkan Co...................................   3,100   32,337
    Nichirei Corp......................................  10,000   53,009
    Nidec Corp.........................................   1,400   95,267
    Nidec Corp. ADR....................................   5,600   95,256
    Nifco, Inc.........................................   1,800   62,005
    Nihon Kohden Corp..................................     700   34,625
    Nihon M&A Center, Inc..............................   1,400   48,589
    Nihon Nohyaku Co., Ltd.............................   4,000   47,044

                                     1069

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Nihon Parkerizing Co., Ltd.........................   1,000 $ 23,841
    Nihon Unisys, Ltd..................................   2,700   23,608
    Nihon Yamamura Glass Co., Ltd......................   3,000    4,346
    Nikkiso Co., Ltd...................................   3,000   26,401
#   Nikon Corp.........................................  13,200  167,486
    Nippo Corp.........................................   3,000   46,648
*   Nippon Chemi-Con Corp..............................   6,000   16,929
    Nippon Coke & Engineering Co., Ltd.................   3,500    3,256
*   Nippon Denko Co., Ltd..............................   2,000    5,041
    Nippon Densetsu Kogyo Co., Ltd.....................   2,000   28,697
    Nippon Electric Glass Co., Ltd.....................  22,000  113,543
    Nippon Flour Mills Co., Ltd........................   7,000   33,200
    Nippon Gas Co., Ltd................................   1,900   46,712
    Nippon Kayaku Co., Ltd.............................   7,000   97,650
    Nippon Koei Co., Ltd...............................   4,000   16,078
    Nippon Konpo Unyu Soko Co., Ltd....................   2,700   42,073
    Nippon Light Metal Holdings Co., Ltd...............  33,000   49,336
    Nippon Paint Holdings Co., Ltd.....................   6,000  187,951
    Nippon Paper Industries Co., Ltd...................   4,900   77,268
    Nippon Parking Development Co., Ltd................   9,600   10,277
    Nippon Road Co., Ltd. (The)........................   5,000   23,873
    Nippon Sharyo, Ltd.................................   8,000   24,051
*   Nippon Sheet Glass Co., Ltd........................  51,800   47,558
    Nippon Shinyaku Co., Ltd...........................   1,000   33,034
    Nippon Shokubai Co., Ltd...........................   8,000  107,460
    Nippon Signal Co., Ltd. (The)......................   2,700   29,365
    Nippon Soda Co., Ltd...............................   8,000   45,498
    Nippon Steel & Sumikin Bussan Corp.................   8,000   29,228
    Nippon Steel & Sumitomo Metal Corp................. 181,800  424,920
*   Nippon Suisan Kaisha, Ltd..........................   8,200   28,334
    Nippon Synthetic Chemical Industry Co., Ltd. (The).   4,000   24,598
    Nippon Telegraph & Telephone Corp..................   2,900  171,642
    Nippon Telegraph & Telephone Corp. ADR.............   6,000  177,240
    Nippon Thompson Co., Ltd...........................   3,000   14,536
    Nippon Valqua Industries, Ltd......................   3,000    7,915
#*  Nippon Yakin Kogyo Co., Ltd........................   2,000    3,992
#   Nippon Yusen K.K...................................  82,405  244,999
    Nishi-Nippon City Bank, Ltd. (The).................  32,000  103,915
    Nishimatsu Construction Co., Ltd...................  13,000   52,223
    Nishimatsuya Chain Co., Ltd........................   2,600   20,710
    Nishio Rent All Co., Ltd...........................     800   24,506
    Nissan Chemical Industries, Ltd....................   5,700  104,944
    Nissan Motor Co., Ltd..............................  52,400  446,826
    Nissan Shatai Co., Ltd.............................   4,000   43,958
#   Nissha Printing Co., Ltd...........................   2,300   36,868
    Nisshin Oillio Group, Ltd. (The)...................   2,000    7,274
    Nisshin Seifun Group, Inc..........................   9,680  119,052
    Nisshin Steel Co., Ltd.............................   3,700   38,300
    Nisshinbo Holdings, Inc............................   5,000   56,186
#   Nissin Electric Co., Ltd...........................   6,000   35,625
    Nissin Kogyo Co., Ltd..............................   2,100   32,148
    Nitori Holdings Co., Ltd...........................     700   39,578
    Nitta Corp.........................................     800   19,218

                                     1070

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Nitto Boseki Co., Ltd..............................  8,000 $ 27,979
    Nitto Denko Corp...................................  5,100  304,462
    Nitto Kogyo Corp...................................    700   13,498
    NOF Corp...........................................  6,000   38,425
    Nohmi Bosai, Ltd...................................  3,000   37,524
    NOK Corp...........................................  3,200   92,049
    Nomura Holdings, Inc............................... 55,500  295,074
    Nomura Holdings, Inc. ADR.......................... 14,000   74,060
    Nomura Real Estate Holdings, Inc...................  2,400   40,384
    Nomura Research Institute, Ltd.....................  2,200   74,698
    Noritake Co., Ltd.................................. 10,000   25,093
    Noritz Corp........................................  2,100   33,062
    North Pacific Bank, Ltd............................ 13,700   51,036
    NSD Co., Ltd.......................................  2,400   37,059
    NSK, Ltd........................................... 17,000  199,216
    NTN Corp........................................... 22,000   94,154
    NTT Data Corp......................................  4,200  159,759
    NTT DOCOMO, Inc.................................... 32,700  552,019
    NTT DOCOMO, Inc. Sponsored ADR.....................  4,886   82,476
    NTT Urban Development Corp.........................  5,700   54,687
#   Obara Group, Inc...................................    800   39,927
    Obayashi Corp...................................... 26,000  164,586
    Odakyu Electric Railway Co., Ltd...................  8,000   77,826
    Ohara, Inc.........................................    300    1,437
#   Ohsho Food Service Corp............................    600   24,101
    Oiles Corp.........................................  1,800   33,218
    Oita Bank, Ltd. (The)..............................  6,000   21,032
    Oji Holdings Corp.................................. 32,000  120,623
    Okabe Co., Ltd.....................................  1,600   13,797
    Okamura Corp.......................................  3,000   21,976
    Okinawa Cellular Telephone Co......................    700   20,201
    Okinawa Electric Power Co., Inc. (The).............    500   17,321
#   OKUMA Corp.........................................  2,000   17,018
    Okumura Corp.......................................  7,000   31,942
    Okura Industrial Co., Ltd..........................  2,000    5,906
*   Olympus Corp.......................................  8,400  290,506
    Omron Corp.........................................  4,900  195,895
    Onward Holdings Co., Ltd...........................  4,000   25,795
    Open House Co., Ltd................................    600   10,273
    Osaka Gas Co., Ltd................................. 47,000  185,257
    Osaka Steel Co., Ltd...............................    600   11,342
#   OSAKA Titanium Technologies Co., Ltd...............  1,700   35,620
#   Osaki Electric Co., Ltd............................  1,000    6,797
    OSG Corp...........................................  3,500   64,441
    Otsuka Corp........................................  1,800   62,150
    Otsuka Holdings Co., Ltd...........................  4,400  136,132
*   Pacific Metals Co., Ltd............................  7,000   18,857
    Paltac Corp........................................  2,000   25,174
    PanaHome Corp......................................  5,000   30,041
    Panasonic Corp..................................... 34,700  394,188
    Panasonic Corp. Sponsored ADR...................... 24,160  274,216
    Paramount Bed Holdings Co., Ltd....................    800   22,127
    Parco Co., Ltd.....................................    200    1,703

                                     1071

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Paris Miki Holdings, Inc...........................  2,800 $ 11,360
    Park24 Co., Ltd....................................  1,700   29,088
    Penta-Ocean Construction Co., Ltd..................  9,500   36,209
    Pigeon Corp........................................  1,400   87,414
    Pilot Corp.........................................    500   29,635
    Piolax, Inc........................................    500   24,019
#*  Pioneer Corp....................................... 22,000   41,372
    Plenus Co., Ltd....................................  1,100   18,916
#   Pola Orbis Holdings, Inc...........................    600   25,551
#   Press Kogyo Co., Ltd...............................  6,000   20,213
    Pronexus, Inc......................................    600    3,807
    Raito Kogyo Co., Ltd...............................  3,300   32,695
#*  Rakuten, Inc.......................................  7,600  105,216
    Relo Holdings, Inc.................................    600   44,713
    Rengo Co., Ltd..................................... 12,000   50,419
    Resona Holdings, Inc............................... 46,000  228,216
#   Resorttrust, Inc...................................  2,200   52,690
    Ricoh Co., Ltd..................................... 35,600  347,291
    Ricoh Leasing Co., Ltd.............................    600   15,703
    Riken Corp.........................................  5,000   19,581
    Ringer Hut Co., Ltd................................  2,000   39,287
    Rinnai Corp........................................  1,000   66,936
    Riso Kagaku Corp...................................  2,800   48,680
    Rohto Pharmaceutical Co., Ltd......................  3,000   40,294
    Roland DG Corp.....................................    700   20,817
#   Round One Corp.....................................  2,400   14,987
    Royal Holdings Co., Ltd............................  1,800   25,740
    Ryobi, Ltd.........................................  9,000   24,208
    Ryosan Co., Ltd....................................  1,400   29,718
    Saibu Gas Co., Ltd................................. 11,000   24,363
    Saizeriya Co., Ltd.................................  1,800   29,137
    Sakai Chemical Industry Co., Ltd...................  7,000   24,910
    Sakata Seed Corp...................................  1,800   31,262
    San-A Co., Ltd.....................................  1,400   46,740
    San-Ai Oil Co., Ltd................................  4,000   26,543
    Sangetsu Co., Ltd..................................  1,000   26,782
    Sankyo Co., Ltd....................................  1,700   61,098
    Sankyo Tateyama, Inc...............................  1,400   21,530
    Sankyu, Inc........................................  8,000   32,004
#   Sanrio Co., Ltd....................................    300    7,434
    Santen Pharmaceutical Co., Ltd.....................    800   49,924
    Sanyo Chemical Industries, Ltd.....................  2,000   14,500
    Sanyo Electric Railway Co., Ltd....................  7,000   27,489
    Sanyo Shokai, Ltd..................................  9,000   21,205
    Sanyo Special Steel Co., Ltd.......................  3,000   10,068
    Sapporo Holdings, Ltd.............................. 15,000   63,184
    Sato Holdings Corp.................................    500   11,571
    Sawai Pharmaceutical Co., Ltd......................  1,500   90,772
    SBI Holdings, Inc.................................. 10,600  113,267
    SCREEN Holdings Co., Ltd........................... 10,000   59,383
    SCSK Corp..........................................  1,743   43,403
    Secom Co., Ltd.....................................  3,200  185,748
    Sega Sammy Holdings, Inc...........................  3,600   46,880

                                     1072

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
JAPAN -- (Continued)
    Seiko Epson Corp...................................  6,300 $  255,861
    Seiko Holdings Corp................................  7,000     38,180
    Seino Holdings Co., Ltd............................  2,000     21,763
    Seiren Co., Ltd....................................  1,800     14,672
    Sekisui Chemical Co., Ltd.......................... 19,000    207,798
#   Sekisui House, Ltd................................. 32,300    417,688
    Sekisui Jushi Corp.................................  2,000     26,587
    Sekisui Plastics Co., Ltd..........................  5,000     19,390
#   Senko Co., Ltd.....................................  2,320     13,411
#   Senshukai Co., Ltd.................................  1,600     11,282
    Seria Co., Ltd.....................................  1,100     31,749
    Seven & I Holdings Co., Ltd........................ 11,700    428,151
#*  Sharp Corp......................................... 47,000     92,003
    Shiga Bank, Ltd. (The)............................. 14,000     78,093
    Shikoku Bank, Ltd. (The)...........................  6,000     12,540
    Shikoku Chemicals Corp.............................  2,000     15,535
*   Shikoku Electric Power Co., Inc....................  5,600     70,420
    Shima Seiki Manufacturing, Ltd.....................    300      5,265
    Shimachu Co., Ltd..................................    700     17,546
    Shimadzu Corp...................................... 14,000    145,458
    Shimano, Inc.......................................    900    118,974
    Shimizu Corp....................................... 31,000    213,889
    Shin-Etsu Chemical Co., Ltd........................  6,400    423,771
    Shindengen Electric Manufacturing Co., Ltd.........  1,000      5,363
    Shinko Electric Industries Co., Ltd................  1,300      9,106
    Shinko Plantech Co., Ltd...........................  2,900     21,668
    Shinmaywa Industries, Ltd..........................  4,000     38,964
    Shinsei Bank, Ltd.................................. 40,000     72,501
    Shionogi & Co., Ltd................................  4,600    138,033
    Ship Healthcare Holdings, Inc......................  2,500     62,043
    Shiroki Corp.......................................  5,000     13,126
#   Shiseido Co., Ltd.................................. 12,300    197,276
    Shizuoka Bank, Ltd. (The).......................... 15,000    137,066
    Shizuoka Gas Co., Ltd..............................  3,000     19,157
    Showa Corp.........................................  1,800     18,286
    Showa Denko K.K.................................... 63,000     80,519
    Showa Sangyo Co., Ltd..............................  5,000     20,596
    Showa Shell Sekiyu K.K.............................  9,600     93,692
    Siix Corp..........................................    600     12,881
    Sinanen Co., Ltd...................................  4,000     15,660
    Sintokogio, Ltd....................................  4,000     28,238
    SKY Perfect JSAT Holdings, Inc.....................  2,700     16,351
    SMC Corp...........................................    700    187,717
    SMS Co., Ltd.......................................  2,000     18,027
    Softbank Corp...................................... 18,984  1,117,264
#   Sojitz Corp........................................ 62,600     80,917
    Sompo Japan Nipponkoa Holdings, Inc................ 19,300    535,517
#   Sony Corp..........................................  9,100    214,042
    Sony Corp. Sponsored ADR........................... 14,427    336,005
    Sony Financial Holdings, Inc.......................  3,200     44,474
    St Marc Holdings Co., Ltd..........................    600     38,582
    Stanley Electric Co., Ltd..........................  1,900     42,288
    Star Micronics Co., Ltd............................    700      8,745

                                     1073

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Start Today Co., Ltd...............................  2,500 $ 50,533
    Starts Corp., Inc..................................  1,600   22,180
    Starzen Co., Ltd...................................  3,000   10,379
    Sugi Holdings Co., Ltd.............................  1,200   56,343
#*  Sumco Corp.........................................  3,000   50,348
    Suminoe Textile Co., Ltd...........................  5,000   12,566
    Sumitomo Bakelite Co., Ltd.........................  9,000   37,250
    Sumitomo Chemical Co., Ltd......................... 70,231  276,310
    Sumitomo Corp......................................  8,600   84,868
    Sumitomo Dainippon Pharma Co., Ltd.................  4,900   51,510
    Sumitomo Electric Industries, Ltd.................. 22,200  286,062
    Sumitomo Forestry Co., Ltd.........................  9,900   92,080
    Sumitomo Heavy Industries, Ltd..................... 31,000  167,754
    Sumitomo Metal Mining Co., Ltd..................... 19,000  271,549
#*  Sumitomo Mitsui Construction Co., Ltd.............. 25,800   36,127
    Sumitomo Mitsui Financial Group, Inc............... 20,800  697,982
    Sumitomo Mitsui Trust Holdings, Inc................ 79,000  277,806
    Sumitomo Osaka Cement Co., Ltd..................... 18,000   52,341
    Sumitomo Realty & Development Co., Ltd.............  2,000   63,794
    Sumitomo Rubber Industries, Ltd....................  4,600   71,532
    Sumitomo Seika Chemicals Co., Ltd..................  4,000   28,343
    Sumitomo Warehouse Co., Ltd. (The).................  8,000   44,778
#   Sun Frontier Fudousan Co., Ltd.....................  1,300   10,103
    Suntory Beverage & Food, Ltd.......................    500   17,534
    Suruga Bank, Ltd...................................  4,000   75,103
    Suzuken Co., Ltd...................................  2,900   81,700
    Suzuki Motor Corp..................................  4,900  154,939
    Sysmex Corp........................................  5,400  241,311
    T Hasegawa Co., Ltd................................  1,500   21,667
    T&D Holdings, Inc.................................. 15,500  174,555
#   Tachi-S Co., Ltd...................................    400    5,827
    Tadano, Ltd........................................  4,000   48,143
    Taiheiyo Cement Corp............................... 40,000  117,374
#   Taikisha, Ltd......................................  1,200   28,547
    Taisei Corp........................................ 43,000  249,422
    Taiyo Holdings Co., Ltd............................  1,000   36,351
    Taiyo Nippon Sanso Corp............................  3,000   35,943
    Taiyo Yuden Co., Ltd...............................  4,800   59,563
#   Takara Holdings, Inc...............................  4,000   25,514
    Takara Leben Co., Ltd..............................  3,100   16,171
    Takara Standard Co., Ltd...........................  5,000   38,049
    Takasago International Corp........................  2,000    9,947
    Takasago Thermal Engineering Co., Ltd..............  3,000   37,636
    Takashimaya Co., Ltd............................... 13,000  114,024
#   Takata Corp........................................  1,000   11,663
    Takeda Pharmaceutical Co., Ltd..................... 10,600  529,569
    Takeuchi Manufacturing Co., Ltd....................    500   18,339
    Tamron Co., Ltd....................................  1,000   19,532
    Tayca Corp.........................................  3,000   10,704
    TDK Corp...........................................  4,700  292,912
    TDK Corp. Sponsored ADR............................  1,200   76,620
    Teijin, Ltd........................................ 56,000  166,815
    Terumo Corp........................................  6,400  158,713

                                     1074

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    THK Co., Ltd.......................................  3,800 $ 92,285
    Toa Corp........................................... 13,000   22,116
    Toagosei Co., Ltd..................................  7,000   27,981
#*  Tobishima Corp..................................... 13,200   28,793
    TOC Co., Ltd.......................................  2,800   17,021
    Tochigi Bank, Ltd. (The)...........................  5,000   23,089
    Toda Corp.......................................... 11,000   39,340
    Toei Co., Ltd......................................  5,000   28,959
    Toho Bank, Ltd. (The)..............................  6,000   21,068
    Toho Co., Ltd.(6895211)............................  1,000    3,704
    Toho Co., Ltd.(6895200)............................  1,700   38,466
    Toho Gas Co., Ltd.................................. 12,000   65,205
    Toho Holdings Co., Ltd.............................  2,900   40,391
    Toho Zinc Co., Ltd.................................  5,000   15,695
    Tohoku Electric Power Co., Inc.....................  6,000   75,580
    Tokai Carbon Co., Ltd..............................  8,000   23,050
    TOKAI Holdings Corp................................  4,600   20,725
    Tokai Rika Co., Ltd................................  2,800   57,658
    Token Corp.........................................    120    4,973
    Tokio Marine Holdings, Inc......................... 15,400  537,648
    Tokushu Tokai Paper Co., Ltd.......................  4,000    9,865
#   Tokuyama Corp...................................... 18,000   39,985
#   Tokyo Dome Corp....................................  8,000   37,002
    Tokyo Electron, Ltd................................  3,400  237,977
    Tokyo Energy & Systems, Inc........................  2,000   14,305
    Tokyo Gas Co., Ltd................................. 51,000  304,221
    Tokyo Seimitsu Co., Ltd............................  2,100   42,705
    Tokyo Steel Manufacturing Co., Ltd.................    400    3,006
    Tokyo Tatemono Co., Ltd............................ 16,000  108,019
*   Tokyo TY Financial Group, Inc......................    585   16,745
    Tokyu Corp......................................... 15,000   99,275
    Tokyu Fudosan Holdings Corp........................ 14,000   86,773
    TOMONY Holdings, Inc...............................  4,800   20,723
#   Tomy Co., Ltd......................................  7,000   38,776
    Tonami Holdings Co., Ltd...........................  3,000   10,579
    TonenGeneral Sekiyu K.K............................  6,000   53,044
    Topcon Corp........................................  2,700   53,502
    Toppan Forms Co., Ltd..............................  2,200   22,859
    Toppan Printing Co., Ltd........................... 24,000  160,321
    Topre Corp.........................................  2,800   38,508
    Topy Industries, Ltd...............................  8,000   18,017
    Toray Industries, Inc.............................. 46,000  391,832
    Toshiba Corp....................................... 52,000  207,926
    Toshiba Machine Co., Ltd...........................  8,000   30,678
    Toshiba Plant Systems & Services Corp..............  2,000   30,656
    Toshiba TEC Corp...................................  2,000   12,337
    Tosoh Corp......................................... 23,000  123,990
    Totetsu Kogyo Co., Ltd.............................  1,300   31,029
    TOTO, Ltd..........................................  8,000   88,315
    Towa Bank, Ltd. (The).............................. 35,000   28,736
    Towa Pharmaceutical Co., Ltd.......................    200    9,097
    Toyo Construction Co., Ltd.........................  2,700   12,936
    Toyo Ink SC Holdings Co., Ltd......................  9,000   42,128

                                     1075

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
JAPAN -- (Continued)
    Toyo Kanetsu K.K...................................  8,000 $   16,337
    Toyo Kohan Co., Ltd................................  3,000     15,398
    Toyo Seikan Group Holdings, Ltd....................  8,800    112,905
#   Toyo Tanso Co., Ltd................................  1,200     19,244
    Toyo Tire & Rubber Co., Ltd........................  6,000    135,142
    Toyobo Co., Ltd.................................... 70,000     94,146
    Toyoda Gosei Co., Ltd..............................  3,600     79,306
#   Toyota Boshoku Corp................................  4,500     59,404
    Toyota Motor Corp.................................. 22,255  1,434,800
    Toyota Motor Corp. Sponsored ADR................... 11,495  1,481,131
    Toyota Tsusho Corp.................................  8,000    189,460
    TPR Co., Ltd.......................................  1,400     35,427
    Trancom Co., Ltd...................................    800     34,307
    Transcosmos, Inc...................................  1,400     24,509
    Trusco Nakayama Corp...............................    400     10,653
    TS Tech Co., Ltd...................................  1,900     47,871
    Tsubakimoto Chain Co...............................  7,000     56,360
#   Tsugami Corp.......................................  1,000      5,712
    Tsukuba Bank, Ltd..................................  5,900     17,224
    Tsukui Corp........................................    600      5,545
#   Tsumura & Co.......................................  1,500     34,134
    Tsuruha Holdings, Inc..............................  1,200     80,635
#   UACJ Corp..........................................  8,000     19,648
    Ube Industries, Ltd................................ 49,000     73,385
*   Ulvac, Inc.........................................  4,200     60,159
    Unicharm Corp...................................... 13,000    358,198
    Unipres Corp.......................................  1,300     22,615
    United Arrows, Ltd.................................  1,600     45,477
#   Universal Entertainment Corp.......................    500      8,454
#   UNY Group Holdings Co., Ltd........................  7,400     42,576
#*  Usen Corp..........................................  9,900     25,948
#   Ushio, Inc.........................................  5,500     63,718
    USS Co., Ltd.......................................  2,200     34,515
    Valor Co., Ltd.....................................  1,200     22,636
    Vital KSK Holdings, Inc............................  1,000      7,682
    VT Holdings Co., Ltd...............................  6,800     27,366
    Wacoal Holdings Corp...............................  3,000     29,736
#   Wacom Co., Ltd.....................................  4,400     18,591
    Wakita & Co., Ltd..................................  2,800     26,539
#   WATAMI Co., Ltd....................................  1,700     16,827
    Welcia Holdings Co., Ltd...........................    600     22,085
    West Japan Railway Co..............................  3,300    169,731
    Xebio Co., Ltd.....................................  1,700     26,314
#   Yahoo Japan Corp................................... 10,000     33,631
    Yaizu Suisankagaku Industry Co., Ltd...............    200      1,751
    Yakult Honsha Co., Ltd.............................  1,300     78,736
#   Yamada Denki Co., Ltd.............................. 49,400    183,528
#   Yamagata Bank, Ltd. (The).......................... 10,000     42,206
    Yamaguchi Financial Group, Inc..................... 10,000    104,040
    Yamaha Corp........................................  8,500    123,784
    Yamaha Motor Co., Ltd..............................  6,700    146,947
    Yamanashi Chuo Bank, Ltd. (The)....................  9,000     35,943
    Yamato Holdings Co., Ltd...........................  4,700    106,297

                                     1076

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
JAPAN -- (Continued)
    Yamato Kogyo Co., Ltd..............................   1,600 $    41,177
    Yamazaki Baking Co., Ltd...........................   2,000      29,446
    Yamazen Corp.......................................   3,900      27,416
    Yaoko Co., Ltd.....................................     200      13,002
#   Yaskawa Electric Corp..............................   7,700      98,437
    Yasuda Logistics Corp..............................   1,500      13,136
    Yellow Hat, Ltd....................................     400       7,824
    Yokogawa Bridge Holdings Corp......................   2,300      25,766
    Yokogawa Electric Corp.............................   9,200      96,321
    Yokohama Reito Co., Ltd............................   3,900      27,053
    Yokohama Rubber Co., Ltd. (The)....................  10,000      94,080
    Yondenko Corp......................................   2,000       7,693
    Yorozu Corp........................................     600      11,619
    Yuasa Trading Co., Ltd.............................   1,500      30,866
#   Zensho Holdings Co., Ltd...........................   5,600      50,633
    Zeon Corp..........................................   9,000      91,906
    ZERIA Pharmaceutical Co., Ltd......................   1,100      17,807
                                                                -----------
TOTAL JAPAN............................................          72,042,174
                                                                -----------
NETHERLANDS -- (2.9%)
    Aalberts Industries NV.............................   4,382     126,205
    Aegon NV...........................................  98,629     702,915
    Akzo Nobel NV......................................  10,516     757,585
    Amsterdam Commodities NV...........................   1,121      26,725
#*  APERAM SA..........................................   2,305      59,837
    Arcadis NV.........................................     907      27,451
    ArcelorMittal(B03XPL1).............................  12,432     118,771
#   ArcelorMittal(B295F26).............................  40,556     390,960
    ASM International NV...............................   2,193      89,476
    ASML Holding NV(B929F46)...........................   1,373     143,206
    ASML Holding NV(B908F01)...........................   3,126     324,916
    Beter Bed Holding NV...............................     515      10,101
    BinckBank NV.......................................   2,442      20,059
    Boskalis Westminster NV............................   4,440     196,286
    Brunel International NV............................   1,064      17,263
    Corbion NV.........................................   1,390      23,026
    Delta Lloyd NV.....................................  10,870     205,374
    Fugro NV...........................................   2,254      48,878
#*  Galapagos NV.......................................   2,035      41,619
#   Gemalto NV.........................................   2,948     213,457
*   Grontmij...........................................   4,628      18,555
#   Heijmans NV........................................   1,353      12,936
    Heineken NV........................................   4,475     333,961
    Hunter Douglas NV..................................     235       9,486
*   ING Groep NV.......................................   5,671      70,504
#*  ING Groep NV Sponsored ADR.........................  56,475     702,549
    Kendrion NV........................................     337       9,217
    Koninklijke Ahold NV...............................  29,187     526,785
    Koninklijke BAM Groep NV...........................  12,170      36,527
    Koninklijke DSM NV.................................   6,836     362,587
    Koninklijke KPN NV................................. 172,463     532,286
    Koninklijke Philips NV(500472303)..................  12,043     332,266
    Koninklijke Philips NV(5986622)....................  16,718     460,997

                                     1077

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------ -----------
NETHERLANDS -- (Continued)
#   Koninklijke Ten Cate NV............................  1,141 $    25,280
    Koninklijke Vopak NV...............................  2,786     155,368
    Nutreco NV.........................................  2,038     103,786
*   PostNL NV.......................................... 19,131      69,203
    Randstad Holding NV................................  3,983     209,362
    Reed Elsevier NV................................... 29,112     711,746
    Reed Elsevier NV Sponsored ADR.....................  2,642     128,877
*   Royal Imtech NV....................................  2,566      11,833
*   SBM Offshore NV.................................... 13,361     145,773
    Sligro Food Group NV...............................    404      15,414
*   Telegraaf Media Groep NV...........................    581       3,741
    TKH Group NV.......................................  1,615      50,216
    TNT Express NV.....................................  3,969      25,959
*   TomTom NV..........................................  2,056      13,510
    Unilever NV(904784709)............................. 23,630   1,024,833
    Unilever NV(B12T3J1)...............................  4,559     197,699
    USG People NV......................................  1,366      15,743
    Wolters Kluwer NV.................................. 18,607     555,844
                                                               -----------
TOTAL NETHERLANDS......................................         10,416,953
                                                               -----------
NEW ZEALAND -- (0.2%)
    Auckland International Airport, Ltd................ 28,733      92,931
*   Chorus, Ltd. ADR...................................    880       8,316
    Contact Energy, Ltd................................ 10,120      51,938
    Ebos Group, Ltd....................................  2,665      18,292
    Fisher & Paykel Healthcare Corp., Ltd.............. 13,276      59,864
    Fletcher Building, Ltd.(6341606)................... 13,458      81,754
    Fletcher Building, Ltd.(6341617)...................  1,711      10,358
    Freightways, Ltd...................................  2,616      11,360
    Infratil, Ltd...................................... 20,130      46,216
#   Kathmandu Holdings, Ltd............................  8,976      13,129
    Mainfreight, Ltd...................................  3,098      36,021
    Metlifecare, Ltd...................................  2,076       7,239
*   New Zealand Refining Co., Ltd. (The)...............  7,267      13,408
    Nuplex Industries, Ltd.............................  5,854      12,683
#   Port of Tauranga, Ltd..............................  1,623      20,930
    Ryman Healthcare, Ltd.............................. 12,632      75,618
    Sky Network Television, Ltd........................  6,556      28,827
    SKYCITY Entertainment Group, Ltd................... 10,107      28,834
    Spark New Zealand, Ltd............................. 61,742     147,946
    Steel & Tube Holdings, Ltd.........................  4,051       8,467
#   TrustPower, Ltd....................................  3,375      20,549
*   Xero, Ltd..........................................  2,290      25,849
                                                               -----------
TOTAL NEW ZEALAND......................................            820,529
                                                               -----------
NORWAY -- (0.8%)
    ABG Sundal Collier Holding ASA..................... 10,039       6,219
#   Akastor ASA........................................  3,915       9,625
    Aker ASA Class A...................................    951      20,312
*   Aker Solutions ASA.................................  3,915      19,112
    American Shipping ASA..............................    285       1,101
*   Archer, Ltd........................................ 14,654       5,814

                                     1078

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
NORWAY -- (Continued)
    Atea ASA...........................................     2,131 $   23,671
    Austevoll Seafood ASA..............................     5,066     29,586
    Bakkafrost P/F.....................................     1,935     40,200
    BW Offshore, Ltd...................................    28,042     26,967
#*  Det Norske Oljeselskap ASA.........................     2,204      9,209
    DNB ASA............................................    17,969    260,346
#*  DNO ASA............................................    28,000     61,692
*   DOF ASA............................................     1,800      2,451
*   Dolphin Group A.S..................................    13,567      4,746
    Ekornes ASA........................................       454      5,656
    Farstad Shipping ASA...............................       124        586
    Fred Olsen Energy ASA..............................       869      7,283
    Gjensidige Forsikring ASA..........................     4,722     79,606
    Golar LNG, Ltd.....................................       568     16,108
#   Golden Ocean Group, Ltd............................    14,618      9,037
#   Hexagon Composites ASA.............................     6,571     16,049
*   Hoegh LNG Holdings, Ltd............................     1,560     15,343
*   Kongsberg Automotive ASA...........................    23,789     18,703
#   Kongsberg Gruppen ASA..............................     1,943     32,859
    Kvaerner ASA.......................................     5,584      6,502
    Leroey Seafood Group ASA...........................       940     32,958
    Marine Harvest ASA.................................     6,719     87,897
#*  Nordic Semiconductor ASA...........................     8,606     59,433
    Norsk Hydro ASA....................................    64,128    376,864
*   Norske Skogindustrier ASA..........................     2,500      2,289
#*  Norwegian Air Shuttle ASA..........................     1,098     43,132
#   Opera Software ASA.................................     2,172     28,773
    Orkla ASA..........................................    16,184    119,273
#   Petroleum Geo-Services ASA.........................     6,854     37,267
    Prosafe SE.........................................     4,546     12,137
#*  REC Silicon ASA....................................    77,614     16,574
    Salmar ASA.........................................     2,031     31,355
    Schibsted ASA......................................     2,038    131,283
*   Songa Offshore.....................................     6,531      1,296
    SpareBank 1 SMN....................................     2,099     14,877
    SpareBank 1 SR Bank ASA............................     6,486     40,729
    Statoil ASA........................................    18,941    317,191
#   Statoil ASA Sponsored ADR..........................     5,319     89,359
    Stolt-Nielsen, Ltd.................................     1,153     18,205
*   Storebrand ASA.....................................    20,185     61,019
    Subsea 7 SA........................................    13,700    116,539
    Telenor ASA........................................    17,226    370,062
    TGS Nopec Geophysical Co. ASA......................     3,225     74,806
    Tomra Systems ASA..................................     1,800     14,462
    Veidekke ASA.......................................     2,729     28,207
    Wilh Wilhelmsen ASA................................     3,408     19,037
    Wilh Wilhelmsen Holding ASA Class A................        88      1,707
    Yara International ASA.............................     3,434    178,782
                                                                  ----------
TOTAL NORWAY...........................................            3,054,296
                                                                  ----------
PORTUGAL -- (0.3%)
    Altri SGPS SA......................................     8,166     28,286
#*  Banco Comercial Portugues SA....................... 1,071,296     75,447

                                     1079

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
PORTUGAL -- (Continued)
*   Banco Espirito Santo SA............................  18,689 $       --
    EDP - Energias de Portugal SA......................  69,767    265,389
    EDP Renovaveis SA..................................  10,535     70,422
    Galp Energia SGPS SA...............................  23,298    246,129
    Jeronimo Martins SGPS SA...........................  12,062    129,743
    Mota-Engil SGPS SA.................................   4,412     13,491
    NOS SGPS...........................................  10,831     68,759
    Portucel SA........................................  11,580     46,716
#   Portugal Telecom SGPS SA...........................  23,776     16,571
#   Portugal Telecom SGPS SA Sponsored ADR.............   2,200      1,591
    REN - Redes Energeticas Nacionais SGPS SA..........  13,627     38,644
    Semapa-Sociedade de Investimento e Gestao..........   2,982     34,909
    Sonae SGPS SA......................................  30,547     39,992
                                                                ----------
TOTAL PORTUGAL.........................................          1,076,089
                                                                ----------
SINGAPORE -- (1.2%)
    Banyan Tree Holdings, Ltd..........................  47,000     18,205
#*  Biosensors International Group, Ltd................  28,000     13,334
    Boustead Singapore, Ltd............................  17,000     22,605
    Bukit Sembawang Estates, Ltd.......................   5,000     19,666
    Bund Center Investment, Ltd........................  21,000      3,075
    CapitaLand, Ltd....................................  59,000    151,428
    Chip Eng Seng Corp., Ltd...........................  45,000     30,165
    City Developments, Ltd.............................  17,000    126,004
    ComfortDelGro Corp., Ltd...........................  81,000    171,761
    Cosco Corp. Singapore, Ltd.........................  21,000      8,384
    CSE Global, Ltd....................................  38,000     16,412
    CWT, Ltd...........................................  21,000     26,077
    DBS Group Holdings, Ltd............................  34,991    510,155
#   Ezion Holdings, Ltd................................  51,800     48,566
#   Ezra Holdings, Ltd.................................  26,001     10,168
    First Resources, Ltd...............................  33,000     45,326
    Genting Hong Kong, Ltd.............................  96,000     34,832
    Global Logistic Properties, Ltd....................  57,000    106,350
    GMG Global, Ltd.................................... 304,000     14,331
    Great Eastern Holdings, Ltd........................   2,000     35,746
    GuocoLand, Ltd.....................................  17,666     23,454
    GuocoLeisure, Ltd..................................  43,000     30,298
    Ho Bee Land, Ltd...................................  17,000     26,002
    Hutchison Port Holdings Trust...................... 153,000    109,098
#   Hyflux, Ltd........................................  26,000     18,294
    Indofood Agri Resources, Ltd.......................  18,000      9,411
    k1 Ventures, Ltd...................................  21,000      2,897
    Keppel Corp., Ltd..................................  20,400    131,020
    Keppel Infrastructure Trust........................     800        633
    Keppel Land, Ltd...................................  36,000    120,725
    Keppel Telecommunications & Transportation, Ltd....   3,000      3,857
    Lian Beng Group, Ltd...............................  30,000     13,944
#*  Linc Energy, Ltd...................................  14,004      6,009
    M1, Ltd............................................  11,000     30,415
    Midas Holdings, Ltd................................  71,000     17,766
#   Nam Cheong, Ltd....................................  80,000     18,502
    Noble Group, Ltd................................... 147,000    114,990

                                     1080

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
SINGAPORE -- (Continued)
    NSL, Ltd...........................................   2,000 $    2,380
    Olam International, Ltd............................  14,000     20,382
    OSIM International, Ltd............................  15,000     21,457
    OUE Hospitality Trust..............................   2,167      1,498
    OUE, Ltd...........................................  13,000     21,112
    Oversea-Chinese Banking Corp., Ltd.................  42,203    323,704
    Petra Foods, Ltd...................................  17,000     50,119
    Raffles Education Corp., Ltd.......................   5,310      1,296
    Raffles Medical Group, Ltd.........................  13,000     38,107
    SATS, Ltd..........................................  32,460     70,947
    SembCorp Industries, Ltd...........................  24,000     76,319
#   SembCorp Marine, Ltd...............................   7,000     15,490
    Sinarmas Land, Ltd.................................  66,000     31,624
    Singapore Airlines, Ltd............................  19,000    177,470
    Singapore Exchange, Ltd............................  12,000     68,843
#   Singapore Press Holdings, Ltd......................  35,000    106,736
    Singapore Technologies Engineering, Ltd............  40,000     99,220
    Singapore Telecommunications, Ltd.................. 109,000    328,250
    Stamford Land Corp., Ltd...........................  32,000     13,346
    StarHub, Ltd.......................................   8,000     24,692
#   Super Group, Ltd...................................  18,000     14,750
#   Swiber Holdings, Ltd............................... 100,500     14,174
    Tat Hong Holdings, Ltd.............................  24,000     13,091
    Triyards holdings, Ltd.............................   2,300        803
    United Engineers, Ltd..............................  16,000     35,891
    United Envirotech, Ltd.............................  29,000     34,759
    United Industrial Corp., Ltd.......................  40,000    104,153
    United Overseas Bank, Ltd..........................  16,359    279,751
    UOB-Kay Hian Holdings, Ltd.........................  11,000     12,259
    UOL Group, Ltd.....................................  14,451     76,906
*   Vard Holdings, Ltd.................................  23,000      8,560
    Venture Corp., Ltd.................................  14,000     84,070
    Wilmar International, Ltd..........................  17,000     40,344
    Wing Tai Holdings, Ltd.............................  13,510     18,257
    Yongnam Holdings, Ltd.............................. 113,000     14,930
                                                                ----------
TOTAL SINGAPORE........................................          4,335,595
                                                                ----------
SPAIN -- (2.6%)
    Abengoa SA.........................................   1,793      5,727
    Abengoa SA Class B.................................  14,193     41,934
    Abertis Infraestructuras SA........................  14,912    292,014
*   Acciona SA.........................................   1,551    110,871
    Acerinox SA........................................   6,187     92,109
    ACS Actividades de Construccion y Servicios SA.....   5,778    200,941
    Adveo Group International SA.......................     590      8,650
*   Almirall SA........................................   2,303     40,175
    Amadeus IT Holding SA Class A......................  12,498    501,223
    Atresmedia Corp de Medios de Comunicacion SA.......   2,220     32,619
    Banco Bilbao Vizcaya Argentaria SA.................  52,740    450,520
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR...  27,431    233,714
    Banco de Sabadell SA............................... 148,741    375,880
*   Banco Popular......................................     315      1,336
    Banco Popular Espanol SA...........................  74,626    315,441

                                     1081

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
SPAIN -- (Continued)
    Banco Santander SA................................. 147,994 $995,418
    Banco Santander SA Sponsored ADR...................  43,217  289,122
*   Bankia SA.......................................... 124,939  163,405
    Bankinter SA.......................................  19,356  134,477
*   Baron de Ley.......................................     128   11,131
    Bolsas y Mercados Espanoles SA.....................   3,931  161,596
    CaixaBank SA.......................................  33,433  145,626
*   Caja de Ahorros del Mediterraneo...................     233       --
#*  Cementos Portland Valderrivas SA...................     155    1,028
    Cie Automotive SA..................................   2,547   36,665
    Construcciones y Auxiliar de Ferrocarriles SA......      77   25,886
    Distribuidora Internacional de Alimentacion SA.....  16,825  108,927
    Duro Felguera SA...................................   6,898   27,686
    Ebro Foods SA......................................   1,132   19,262
    Elecnor SA.........................................       3       28
    Enagas SA..........................................   9,841  311,640
    Ence Energia y Celulosa S.A........................  11,101   33,199
    Faes Farma SA(B1PQHS6).............................   7,883   16,052
*   Faes Farma SA(BTGQBZ6).............................     291      594
    Ferrovial SA.......................................   8,192  162,520
*   Fomento de Construcciones y Contratas SA...........   1,468   18,172
*   Gamesa Corp. Tecnologica SA........................   9,484   93,766
    Gas Natural SDG SA.................................   7,972  187,133
    Grifols SA.........................................   2,651  111,208
    Grupo Catalana Occidente SA........................   1,384   39,572
    Iberdrola SA....................................... 129,648  894,886
    Inditex SA.........................................  13,614  401,253
    Indra Sistemas SA..................................   5,229   53,418
*   Jazztel P.L.C......................................   6,108   86,538
    Mapfre SA..........................................  26,245   88,350
*   Mediaset Espana Comunicacion SA....................   3,538   43,072
    Melia Hotels International SA......................   3,189   36,631
    Miquel y Costas & Miquel SA........................     155    5,371
*   NH Hotel Group SA..................................   1,077    5,317
    Obrascon Huarte Lain SA............................   1,609   37,179
    Papeles y Cartones de Europa SA....................   2,357   11,330
*   Pescanova SA.......................................   1,279       --
*   Promotora de Informaciones SA Class A..............   4,718    1,251
    Prosegur Cia de Seguridad SA.......................  11,835   65,824
*   Realia Business SA.................................   8,376    5,768
    Repsol SA..........................................  16,299  288,727
    Repsol SA Sponsored ADR............................   4,718   83,980
*   Sacyr SA...........................................  10,782   39,875
    Tecnicas Reunidas SA...............................   1,107   43,048
    Telefonica SA......................................  60,849  912,459
    Telefonica SA Sponsored ADR........................  17,483  260,672
    Tubacex SA.........................................   5,015   14,670
    Tubos Reunidos SA..................................   1,662    2,976
    Vidrala SA.........................................     520   25,844
    Viscofan SA........................................   1,659   95,986
*   Vocento SA.........................................     844    1,581

                                     1082

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
SPAIN -- (Continued)
    Zardoya Otis SA....................................  7,879 $   89,728
                                                               ----------
TOTAL SPAIN............................................         9,393,001
                                                               ----------
SWEDEN -- (3.4%)
    AAK AB.............................................  1,087     59,043
    AddTech AB Class B.................................  1,872     26,428
    AF AB Class B......................................  3,170     48,562
    Alfa Laval AB......................................  7,045    130,862
    Assa Abloy AB Class B..............................  7,064    385,793
    Atlas Copco AB Class A............................. 17,376    514,480
    Atlas Copco AB Class B............................. 10,812    295,721
    Atrium Ljungberg AB Class B........................  2,034     30,651
    Avanza Bank Holding AB.............................  1,203     39,680
    Axfood AB..........................................    691     41,937
#   Axis Communications AB.............................  2,030     54,343
    B&B Tools AB Class B...............................  1,109     18,972
    Beijer Ref AB Class B..............................    522      8,481
    Betsson AB.........................................  1,322     49,541
    Bilia AB Class A...................................    992     30,086
    BillerudKorsnas AB.................................  2,884     43,778
    BioGaia AB Class B.................................    462     10,038
    Bjoern Borg AB.....................................    385      1,077
    Boliden AB......................................... 18,626    290,970
    Byggmax Group AB...................................  3,589     23,813
    Castellum AB.......................................  6,807    107,036
    Clas Ohlson AB Class B.............................  1,454     22,482
*   Cloetta AB Class B.................................  6,574     19,910
    Concentric AB......................................  1,936     24,732
    Duni AB............................................  2,923     43,213
    Electrolux AB Series B.............................  7,766    239,026
    Elekta AB Class B.................................. 18,679    200,227
#*  Eniro AB...........................................  3,508      2,161
    Fabege AB..........................................  4,911     67,038
    Getinge AB Class B................................. 11,323    279,083
    Gunnebo AB.........................................  1,977      9,621
    Haldex AB..........................................  3,031     40,929
    Hennes & Mauritz AB Class B........................ 16,062    660,738
    Hexagon AB Class B.................................  7,915    250,613
    Hexpol AB..........................................  1,122    112,566
    HIQ International AB...............................  2,384     12,338
    Holmen AB Class B..................................  3,136    113,150
    Hufvudstaden AB Class A............................    111      1,454
    Husqvarna AB Class A...............................  3,992     27,859
    Husqvarna AB Class B............................... 16,439    114,172
    ICA Gruppen AB.....................................  3,806    146,232
    Industrial & Financial Systems Class B.............  1,168     35,963
    Indutrade AB.......................................    831     33,823
    Intrum Justitia AB.................................  3,214     85,530
    JM AB..............................................  3,716    122,315
    Kungsleden AB......................................  6,798     52,077
    Lagercrantz AB Class B.............................    480      8,395
*   Lindab International AB............................  2,338     19,359
    Loomis AB Class B..................................  1,238     36,631

                                     1083

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
SWEDEN -- (Continued)
*   Lundin Petroleum AB................................  9,610 $124,671
    Meda AB Class A.................................... 12,024  169,347
#*  Medivir AB Class B.................................  1,257   14,900
    Mekonomen AB.......................................  1,588   37,302
    Millicom International Cellular SA.................  1,197   76,333
    Modern Times Group AB Class B......................  1,582   44,773
#   Mycronic AB........................................ 11,440   39,981
    NCC AB Class A.....................................    392   12,687
    NCC AB Class B.....................................  5,374  173,765
    Net Entertainment NE AB............................  1,119   35,455
    New Wave Group AB Class B..........................    752    3,979
    Nibe Industrier AB Class B.........................  3,412   86,672
    Nobia AB...........................................  6,331   54,885
    Nolato AB Class B..................................  1,124   26,971
    Nordea Bank AB..................................... 41,814  530,861
    Nordnet AB Class B.................................  6,239   20,910
#*  PA Resources AB....................................      3       --
    Peab AB............................................ 11,052   79,488
#   Ratos AB Class B...................................  6,988   43,660
*   Rezidor Hotel Group AB.............................  6,804   25,541
    Saab AB Class B....................................  3,378   82,229
    Sandvik AB......................................... 35,848  376,282
#*  SAS AB.............................................  6,947   13,897
    Securitas AB Class B............................... 20,750  252,920
    Skandinaviska Enskilda Banken AB Class A........... 36,986  445,370
    Skanska AB Class B................................. 11,337  251,276
    SKF AB Class A.....................................  1,117   26,385
    SKF AB Class B..................................... 14,847  349,972
    SkiStar AB.........................................  1,243   12,703
#*  SSAB AB Class A(B17H0S8)...........................  9,370   45,504
#*  SSAB AB Class A(BPRBWK4)...........................  1,911    9,295
*   SSAB AB Class B(B17H3F6)...........................  8,498   36,572
*   SSAB AB Class B(BPRBWM6)...........................  4,879   21,104
    Svenska Cellulosa AB Class A.......................  1,455   35,130
    Svenska Cellulosa AB Class B....................... 23,902  576,136
    Svenska Handelsbanken AB Class A...................  9,663  457,581
    Svenska Handelsbanken AB Class B...................    619   28,852
    Swedbank AB Class A................................ 12,662  306,304
    Swedish Match AB...................................  9,690  315,477
*   Swedish Orphan Biovitrum AB........................  3,893   40,806
    Systemair AB.......................................    348    4,251
    Tele2 AB Class B...................................  5,528   62,537
    Telefonaktiebolaget LM Ericsson Class A............  2,994   35,030
    Telefonaktiebolaget LM Ericsson Class B............ 51,438  623,647
    Telefonaktiebolaget LM Ericsson Sponsored ADR...... 20,310  246,360
    TeliaSonera AB..................................... 56,613  348,836
    Trelleborg AB Class B..............................  8,996  162,693
    Unibet Group P.L.C.................................  1,240   73,846
    Vitrolife AB.......................................  1,098   23,382
    Volvo AB Class A...................................  7,466   87,909
    Volvo AB Class B................................... 30,074  352,083
    Wallenstam AB Class B..............................  3,723   61,636

                                     1084

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------ -----------
SWEDEN -- (Continued)
    Wihlborgs Fastigheter AB...........................  2,227 $    43,587
                                                               -----------
TOTAL SWEDEN...........................................         12,404,702
                                                               -----------
SWITZERLAND -- (6.9%)
    ABB, Ltd........................................... 30,839     592,917
    ABB, Ltd. Sponsored ADR............................ 16,629     318,279
    Adecco SA..........................................  4,908     366,645
#   AFG Arbonia-Forster Holding AG.....................    960      17,222
    Allreal Holding AG.................................    448      70,437
    Alpiq Holding AG...................................     48       3,392
    ams AG.............................................  2,055      80,435
    Autoneum Holding AG................................    181      30,295
    Baloise Holding AG.................................  1,538     200,197
    Bank Coop AG.......................................    211       9,334
    Banque Cantonale Vaudoise..........................     96      56,012
    Barry Callebaut AG.................................     89      88,743
    Basler Kantonalbank................................    208      14,384
    Belimo Holding AG..................................      4       9,253
    Berner Kantonalbank AG.............................    157      30,888
    Bobst Group SA.....................................    718      21,902
    Bossard Holding AG Class A.........................    136      14,082
    Bucher Industries AG...............................    223      54,709
    Burckhardt Compression Holding AG..................    133      41,141
    Burkhalter Holding AG..............................    229      24,275
*   Charles Voegele Holding AG.........................    527       7,549
    Chocoladefabriken Lindt & Sprungli AG..............      2     125,990
    Cie Financiere Richemont SA........................  8,465     703,256
    Clariant AG........................................ 13,120     210,789
    Conzzeta AG........................................     18      58,381
    Credit Suisse Group AG............................. 21,840     459,860
    Credit Suisse Group AG Sponsored ADR............... 21,939     461,597
    Daetwyler Holding AG...............................    429      51,178
    DKSH Holding AG....................................  1,238      93,981
*   Dufry AG...........................................  1,066     156,598
    Emmi AG............................................     73      23,839
    EMS-Chemie Holding AG..............................    350     135,207
    Energiedienst Holding AG...........................    195       5,936
    Flughafen Zuerich AG...............................    107      72,847
    Galenica AG........................................    117      94,018
    Gategroup Holding AG...............................    959      26,617
    Geberit AG.........................................  1,279     436,963
    Givaudan SA........................................    398     725,484
    Helvetia Holding AG................................    239     121,912
    Holcim, Ltd........................................  9,921     693,605
    Huber & Suhner AG..................................    684      30,450
    Implenia AG........................................    638      34,896
    Inficon Holding AG.................................    107      35,885
    Interroll Holding AG...............................     25      12,752
    Intershop Holdings AG..............................     64      25,779
    Julius Baer Group, Ltd.............................  9,787     398,176
    Kudelski SA........................................  2,490      28,522
    Kuehne + Nagel International AG....................  1,614     222,174
    Kuoni Reisen Holding AG............................    123      41,291

                                     1085

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
SWITZERLAND -- (Continued)
    LEM Holding SA.....................................     36 $   27,658
    Liechtensteinische Landesbank AG...................    694     29,403
    Logitech International SA..........................  7,268    106,870
    Lonza Group AG.....................................  1,751    207,382
    Luzerner Kantonalbank AG...........................    100     38,235
    Metall Zug AG......................................      9     21,977
#*  Meyer Burger Technology AG.........................  3,607     22,376
*   Mobilezone Holding AG..............................  2,139     25,610
    Mobimo Holding AG..................................    288     66,518
    Nestle SA.......................................... 33,974  2,594,627
    Novartis AG........................................ 11,118  1,083,479
    Novartis AG ADR.................................... 20,867  2,032,446
    OC Oerlikon Corp. AG...............................    640      7,280
*   Orascom Development Holding AG.....................    654     11,248
    Orior AG...........................................    397     23,132
    Panalpina Welttransport Holding AG.................    290     35,510
    Partners Group Holding AG..........................    577    154,417
    Phoenix Mecano AG..................................     30     13,468
    Rieter Holding AG..................................    198     28,718
    Roche Holding AG(7108918)..........................    531    145,665
    Roche Holding AG(7110388).......................... 14,338  3,864,340
    Schindler Holding AG...............................    551     80,234
    Schweiter Technologies AG..........................     15     11,334
    SGS SA.............................................    148    280,740
    Sika AG............................................    114    391,533
    Sonova Holding AG..................................  1,312    172,366
    St Galler Kantonalbank AG..........................     77     29,241
    Straumann Holding AG...............................    258     58,277
    Sulzer AG..........................................  1,178    124,727
    Swatch Group AG (The)(7184725).....................    716    284,763
    Swatch Group AG (The)(7184736).....................  1,228     90,273
    Swiss Life Holding AG..............................  1,101    245,692
    Swiss Re AG........................................ 11,143  1,005,181
    Swisscom AG........................................  1,044    612,116
    Swissquote Group Holding SA........................    501     13,040
    Syngenta AG........................................  2,005    653,096
    Syngenta AG ADR....................................  1,500     97,620
    Tecan Group AG.....................................    432     43,595
    Temenos Group AG...................................  1,495     45,503
    U-Blox AG..........................................    336     48,041
    UBS Group AG(BRJL176).............................. 29,907    501,273
*   UBS Group AG(H42097107)............................ 34,938    582,766
    Valiant Holding AG.................................    340     27,745
    Valora Holding AG..................................     40      9,678
    Vaudoise Assurances Holding SA Class B.............     47     22,115
    Vetropack Holding AG...............................      6      8,708
*   Von Roll Holding AG................................  4,126      5,840
    Vontobel Holding AG................................    879     29,383
    VP Bank AG.........................................     66      5,326
*   Walter Meier AG....................................    300     13,780
    Zehnder Group AG...................................    480     20,929
    Zug Estates Holding AG.............................      5      6,990
    Zuger Kantonalbank AG..............................      2      9,694

                                     1086

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
SWITZERLAND -- (Continued)
    Zurich Insurance Group AG..........................   3,698 $ 1,226,176
                                                                -----------
TOTAL SWITZERLAND......................................          24,838,208
                                                                -----------
UNITED KINGDOM -- (17.3%)
    A.G.BARR P.L.C.....................................   1,821      17,304
    Aberdeen Asset Management P.L.C....................  62,354     409,312
    Acacia Mining P.L.C................................     156         663
    Admiral Group P.L.C................................   6,494     141,273
*   Afren P.L.C........................................  43,528       3,505
*   Aga Rangemaster Group P.L.C........................     991       1,533
    Aggreko P.L.C......................................   5,737     133,798
    Alent P.L.C........................................   4,164      22,868
    Amec Foster Wheeler P.L.C..........................  18,608     222,482
    Amlin P.L.C........................................  35,774     262,127
    Anglo American P.L.C...............................  31,855     532,094
    Anglo Pacific Group P.L.C..........................   9,390      11,956
    Antofagasta P.L.C..................................  14,119     137,662
    ARM Holdings P.L.C.................................   5,384      83,912
    ARM Holdings P.L.C. Sponsored ADR..................   8,359     391,536
#   Ashmore Group P.L.C................................   6,735      28,343
    Ashtead Group P.L.C................................  25,129     408,912
    AstraZeneca P.L.C. Sponsored ADR...................  23,011   1,634,701
    Aviva P.L.C........................................  69,385     550,493
#   Aviva P.L.C. Sponsored ADR.........................  20,693     328,812
    Avon Rubber P.L.C..................................     439       5,245
    Babcock International Group P.L.C..................  12,772     193,131
    BAE Systems P.L.C..................................  90,857     691,659
    Balfour Beatty P.L.C...............................  35,417     118,260
    Bank of Georgia Holdings P.L.C.....................   1,539      46,984
    Barclays P.L.C.....................................  60,528     212,576
    Barclays P.L.C. Sponsored ADR......................  61,066     857,367
    Barratt Developments P.L.C.........................  66,795     459,782
    BBA Aviation P.L.C.................................  15,321      78,135
    Beazley P.L.C......................................  27,575     119,471
    Bellway P.L.C......................................   6,633     181,582
    Berendsen P.L.C....................................   5,208      87,158
    Berkeley Group Holdings P.L.C......................   7,873     286,977
    BG Group P.L.C.....................................  65,877     878,659
    Bloomsbury Publishing P.L.C........................   3,636       8,121
    Bodycote P.L.C.....................................   7,134      72,949
    Booker Group P.L.C.................................  11,561      25,953
    Bovis Homes Group P.L.C............................   5,933      74,065
    BP P.L.C. Sponsored ADR............................  77,785   3,020,392
    Brammer P.L.C......................................   6,600      34,271
    Brewin Dolphin Holdings P.L.C......................  11,579      50,910
    British American Tobacco P.L.C.....................   7,802     440,158
    British American Tobacco P.L.C. Sponsored ADR......  19,364   2,181,355
    British Polythene Industries P.L.C.................   1,104      10,676
    Britvic P.L.C......................................   8,403      88,927
    BT Group P.L.C..................................... 102,043     640,182
*   BTG P.L.C..........................................   7,993      94,966
    Bunzl P.L.C........................................   9,314     265,327
    Burberry Group P.L.C...............................  11,371     295,412

                                     1087

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
#   Bwin.Party Digital Entertainment P.L.C.............   8,620 $   13,820
    Cable & Wireless Communications P.L.C..............  60,555     45,464
    Cape P.L.C.........................................   5,529     17,373
    Capita P.L.C.......................................  14,941    250,912
    Capital & Regional P.L.C...........................  16,688     13,407
    Carillion P.L.C....................................  11,868     60,957
    Catlin Group, Ltd..................................  17,333    181,789
    Centamin P.L.C.....................................  60,983     61,607
    Centrica P.L.C..................................... 127,540    562,837
    Chemring Group P.L.C...............................   3,286     10,689
    Chesnara P.L.C.....................................   5,426     28,722
    Cineworld Group P.L.C..............................   8,907     56,773
    Close Brothers Group P.L.C.........................   8,413    191,977
    Cobham P.L.C.......................................  50,564    247,859
    Coca-Cola HBC AG...................................   6,077     97,674
*   Colt Group SA......................................  23,480     46,853
    Communisis P.L.C...................................  24,464     20,250
    Compass Group P.L.C................................  35,564    613,168
    Computacenter P.L.C................................   5,423     52,709
    Connect Group P.L.C................................   6,231     13,265
    Consort Medical P.L.C..............................   1,846     23,520
    Cranswick P.L.C....................................   2,118     41,698
    Croda International P.L.C..........................   8,304    331,632
    CSR P.L.C..........................................   6,238     79,924
    Daily Mail & General Trust P.L.C...................  13,420    173,853
    Dairy Crest Group P.L.C............................   3,168     23,303
    DCC P.L.C..........................................   2,739    145,127
    De La Rue P.L.C....................................   2,414     18,780
    Debenhams P.L.C....................................  27,433     30,950
    Dechra Pharmaceuticals P.L.C.......................   3,170     41,366
    Development Securities P.L.C.......................   4,283     15,563
    Devro P.L.C........................................   8,421     35,641
    Diageo P.L.C.......................................   9,540    282,390
    Diageo P.L.C. Sponsored ADR........................  11,176  1,320,221
    Dignity P.L.C......................................     517     14,471
    Diploma P.L.C......................................   2,091     23,971
    Direct Line Insurance Group P.L.C..................  32,247    151,227
    Dixons Carphone P.L.C..............................  16,356    106,887
    Domino Printing Sciences P.L.C.....................   2,816     28,883
    Domino's Pizza Group P.L.C.........................   3,573     36,171
    Drax Group P.L.C...................................  20,830    113,023
    DS Smith P.L.C.....................................  49,137    233,705
    Dunelm Group P.L.C.................................     838     11,081
    E2V Technologies P.L.C.............................   3,925     11,080
    Electrocomponents P.L.C............................  10,892     33,467
    Elementis P.L.C....................................  28,161    116,918
*   EnQuest P.L.C......................................  34,923     17,866
*   Enterprise Inns P.L.C..............................  18,852     29,269
    Essentra P.L.C.....................................  13,829    172,182
    Euromoney Institutional Investor P.L.C.............     754     12,152
    Evraz P.L.C........................................  13,428     34,364
    Experian P.L.C.....................................  22,355    393,918
    Fenner P.L.C.......................................   8,735     24,256

                                     1088

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
    Ferrexpo P.L.C.....................................  10,562 $    7,965
    Fidessa Group P.L.C................................     581     20,957
*   Findel P.L.C.......................................   1,988      6,312
*   Firstgroup P.L.C...................................   1,273      1,900
*   Fortune Oil P.L.C..................................  50,047      7,397
    Fresnillo P.L.C....................................   4,173     56,367
    Friends Life Group, Ltd............................  51,352    307,079
    Fuller Smith & Turner..............................     636      9,376
    G4S P.L.C..........................................  56,051    240,185
    Galliford Try P.L.C................................   3,318     65,702
*   Gem Diamonds, Ltd..................................   3,300      7,017
    Genus P.L.C........................................   1,188     21,882
    GKN P.L.C..........................................  47,447    262,042
    GlaxoSmithKline P.L.C..............................   9,599    211,358
#   GlaxoSmithKline P.L.C. Sponsored ADR...............  40,109  1,764,796
    Glencore P.L.C..................................... 166,388    620,391
    Go-Ahead Group P.L.C...............................     891     33,084
    Grafton Group P.L.C................................   9,346     94,059
    Greencore Group P.L.C..............................  20,358     94,419
    Greene King P.L.C..................................   7,915    100,004
    Greggs P.L.C.......................................   4,943     61,053
    Halfords Group P.L.C...............................  12,696     84,707
    Halma P.L.C........................................  14,181    148,385
    Hargreaves Lansdown P.L.C..........................   8,708    132,001
    Hays P.L.C.........................................  70,186    163,547
    Headlam Group P.L.C................................     999      6,758
    Helical Bar P.L.C..................................   7,871     45,201
    Henderson Group P.L.C..............................  34,976    124,681
    Hikma Pharmaceuticals P.L.C........................   4,073    144,323
    Hill & Smith Holdings P.L.C........................   3,774     34,571
    Hiscox, Ltd........................................  17,278    190,845
*   Hochschild Mining P.L.C............................   1,326      1,809
    Home Retail Group P.L.C............................  50,141    144,831
    Homeserve P.L.C....................................   3,055     15,470
    Howden Joinery Group P.L.C.........................  28,561    182,263
    HSBC Holdings P.L.C................................  16,007    146,451
    HSBC Holdings P.L.C. Sponsored ADR.................  49,104  2,245,035
    Hunting P.L.C......................................   7,261     43,227
    ICAP P.L.C.........................................  24,324    170,804
    IG Group Holdings P.L.C............................  20,552    223,001
*   Imagination Technologies Group P.L.C...............   4,965     18,289
    IMI P.L.C..........................................   9,188    175,950
    Imperial Tobacco Group P.L.C.......................  26,727  1,255,340
    Inchcape P.L.C.....................................  25,989    271,479
*   Indivior P.L.C.....................................  13,473     35,310
    Informa P.L.C......................................  11,597     89,169
    Inmarsat P.L.C.....................................  10,496    131,518
    Innovation Group P.L.C............................. 128,346     56,481
    InterContinental Hotels Group P.L.C. ADR...........   2,132     84,780
    Interserve P.L.C...................................   2,930     23,534
    Intertek Group P.L.C...............................   3,748    129,085
    Investec P.L.C.....................................  32,948    276,837
*   IP Group P.L.C.....................................   4,878     17,237

                                     1089

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
UNITED KINGDOM -- (Continued)
    ITE Group P.L.C....................................   6,026 $ 11,852
    ITV P.L.C..........................................  72,400  239,609
    J Sainsbury P.L.C..................................  63,269  242,447
    James Fisher & Sons P.L.C..........................   1,771   29,334
    Jardine Lloyd Thompson Group P.L.C.................   5,040   71,610
    JD Sports Fashion P.L.C............................   1,648   12,444
    JD Wetherspoon P.L.C...............................   4,105   48,860
    John Wood Group P.L.C..............................  19,202  164,934
    Johnson Matthey P.L.C..............................   8,486  415,165
    Jupiter Fund Management P.L.C......................   9,114   51,843
*   KAZ Minerals P.L.C.................................   2,895    8,727
    Kcom Group P.L.C...................................  11,870   14,775
    Keller Group P.L.C.................................   3,054   40,884
    Kier Group P.L.C...................................   1,201   28,272
    Kingfisher P.L.C...................................  55,545  285,733
    Ladbrokes P.L.C....................................   4,695    8,180
    Laird P.L.C........................................   7,873   37,743
*   Lamprell P.L.C.....................................  15,273   24,938
    Lancashire Holdings, Ltd...........................   4,724   43,321
    Legal & General Group P.L.C........................ 198,527  797,309
*   Liberty Global P.L.C. Class A......................     118    5,523
*   Liberty Global P.L.C. Series C.....................     292   13,296
*   Lloyds Banking Group P.L.C......................... 820,267  908,703
*   Lloyds Banking Group P.L.C. ADR....................  32,457  142,486
    London Stock Exchange Group P.L.C..................   2,387   84,751
*   Lonmin P.L.C.......................................  21,053   51,561
    Lookers P.L.C......................................   8,574   19,275
    Low & Bonar P.L.C..................................  19,043   14,679
    Man Group P.L.C....................................  52,508  141,359
    Marks & Spencer Group P.L.C........................  50,649  368,174
    Marshalls P.L.C....................................   2,042    7,506
    Marston's P.L.C....................................  32,058   70,718
    McBride P.L.C......................................   7,116    8,616
    Mears Group P.L.C..................................   3,263   20,417
    Meggitt P.L.C......................................  36,215  292,758
    Melrose Industries P.L.C...........................  37,945  151,048
    Michael Page International P.L.C...................  14,037   98,224
    Micro Focus International P.L.C....................   2,697   42,739
    Millennium & Copthorne Hotels P.L.C................     512    4,440
*   Mitchells & Butlers P.L.C..........................   6,146   39,311
    Mitie Group P.L.C..................................  16,416   66,684
    Mondi P.L.C........................................  16,087  286,974
    Moneysupermarket.com Group P.L.C...................  12,316   48,619
    Morgan Advanced Materials P.L.C....................   7,837   35,782
    Morgan Sindall Group P.L.C.........................   2,809   28,188
    N Brown Group P.L.C................................   7,241   46,915
    National Express Group P.L.C.......................  15,437   59,214
    National Grid P.L.C................................   7,548  106,117
    National Grid P.L.C. Sponsored ADR.................   8,308  584,385
    Next P.L.C.........................................   2,541  276,126
    Northgate P.L.C....................................   3,633   33,771
    Novae Group P.L.C..................................     169    1,525
    Old Mutual P.L.C................................... 131,956  411,686

                                     1090

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
UNITED KINGDOM -- (Continued)
*   Optos P.L.C........................................  3,078 $   11,648
    Oxford Instruments P.L.C...........................    349      3,902
    Pace P.L.C......................................... 12,999     65,237
    PayPoint P.L.C.....................................  1,450     18,082
    Pearson P.L.C......................................    850     17,246
    Pearson P.L.C. Sponsored ADR....................... 37,005    749,721
#   Pennon Group P.L.C................................. 10,595    141,625
    Persimmon P.L.C.................................... 21,578    516,554
*   Petra Diamonds, Ltd................................ 10,992     25,344
    Petrofac, Ltd...................................... 16,854    178,561
*   Petropavlovsk P.L.C................................  2,951        600
    Phoenix Group Holdings.............................  2,853     35,932
    Phoenix IT Group P.L.C.............................  1,162      2,463
    Playtech P.L.C.....................................  6,282     63,939
    Premier Farnell P.L.C..............................  6,585     16,741
*   Premier Foods P.L.C................................  6,960      4,529
    Premier Oil P.L.C.................................. 13,915     30,169
    Prudential P.L.C................................... 19,483    473,639
    Prudential P.L.C. ADR.............................. 10,517    510,495
    PZ Cussons P.L.C...................................  7,054     33,445
    QinetiQ Group P.L.C................................ 10,740     30,179
*   Quintain Estates & Development P.L.C............... 32,610     47,243
    Randgold Resources, Ltd............................  3,093    265,471
*   Raven Russia, Ltd..................................  5,190      2,909
    Reckitt Benckiser Group P.L.C...................... 13,473  1,140,286
    Redrow P.L.C.......................................  8,714     36,961
    Reed Elsevier P.L.C................................ 12,196    211,735
    Reed Elsevier P.L.C. Sponsored ADR.................  4,708    327,206
    Regus P.L.C........................................ 15,973     48,563
    Renishaw P.L.C.....................................  1,838     64,053
    Rentokil Initial P.L.C............................. 52,946     96,393
    Restaurant Group P.L.C. (The)......................  5,452     58,827
    Rexam P.L.C........................................ 28,054    179,273
    Ricardo P.L.C......................................  1,818     18,303
    Rightmove P.L.C....................................  3,866    135,057
#   Rio Tinto P.L.C. Sponsored ADR..................... 10,230    451,450
    Rolls-Royce Holdings P.L.C......................... 33,307    444,982
    Rotork P.L.C.......................................  2,625     90,742
*   Royal Bank of Scotland Group P.L.C.................     --          1
#   Royal Dutch Shell P.L.C.(B03MM73).................. 21,316  1,364,011
    Royal Dutch Shell P.L.C.(B03MLX2)..................  2,195     66,894
    Royal Dutch Shell P.L.C.(B03MM40)..................  2,289     72,470
    Royal Dutch Shell P.L.C. ADR....................... 16,936  1,040,717
    RPC Group P.L.C.................................... 13,805    112,377
    RPS Group P.L.C.................................... 10,423     28,567
*   RSA Insurance Group P.L.C.......................... 37,589    256,499
    SABMiller P.L.C.................................... 11,921    649,292
*   Salamander Energy P.L.C............................  7,131      7,521
    Savills P.L.C......................................  6,177     67,787
    Schroders P.L.C.(0239581)..........................  1,920     64,588
    Schroders P.L.C.(0240549)..........................  3,075    133,626
*   SDL P.L.C..........................................  2,041     13,008
    Senior P.L.C....................................... 21,668    100,664

                                     1091

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
UNITED KINGDOM -- (Continued)
    Serco Group P.L.C..................................  12,629 $ 29,261
*   Severfield P.L.C...................................  19,906   20,271
    Severn Trent P.L.C.................................   6,953  225,102
    Shanks Group P.L.C.................................  20,199   29,858
    Shire P.L.C.(B39JBM7)..............................   1,800  394,668
    Shire P.L.C.(B2QKY05)..............................   4,536  331,073
    SIG P.L.C..........................................  22,719   63,007
    Sky P.L.C..........................................  27,451  382,809
    Sky P.L.C. Sponsored ADR...........................   2,100  117,180
    Smith & Nephew P.L.C. Sponsored ADR................   5,250  187,950
    Smiths Group P.L.C.................................  24,518  414,943
    Soco International P.L.C...........................   9,859   38,712
    Spectris P.L.C.....................................   5,696  178,992
    Speedy Hire P.L.C..................................  13,614   14,882
    Spirax-Sarco Engineering P.L.C.....................   3,154  144,763
    Spirent Communications P.L.C.......................   8,253   11,019
    Spirit Pub Co. P.L.C...............................  29,354   50,803
*   Sports Direct International P.L.C..................   6,890   73,481
    SSE P.L.C..........................................  32,118  777,212
    St Ives P.L.C......................................   1,554    4,175
    St James's Place P.L.C.............................  14,986  192,808
    ST Modwen Properties P.L.C.........................   5,130   32,267
    Stagecoach Group P.L.C.............................  11,185   57,581
    Standard Chartered P.L.C...........................  27,011  360,189
    Standard Life P.L.C................................  61,863  373,766
    Sthree P.L.C.......................................   2,477   12,589
    Synergy Health P.L.C...............................   1,599   52,164
    Synthomer P.L.C....................................   4,491   16,417
    TalkTalk Telecom Group P.L.C.......................  28,185  134,612
    Taylor Wimpey P.L.C................................ 180,424  366,543
    Ted Baker P.L.C....................................     608   21,674
    Telecity Group P.L.C...............................   5,803   75,179
    Telecom Plus P.L.C.................................   1,277   20,910
*   Thomas Cook Group P.L.C............................   9,258   17,776
    Topps Tiles P.L.C..................................   4,626    8,390
    Travis Perkins P.L.C...............................  13,535  390,569
*   Trinity Mirror P.L.C...............................   3,332    8,640
    TT electronics P.L.C...............................  11,738   19,487
#   TUI AG.............................................   4,115   72,362
    Tullett Prebon P.L.C...............................   1,288    6,478
    Tullow Oil P.L.C...................................  17,973   98,876
    UBM P.L.C..........................................  16,338  129,734
    UDG Healthcare P.L.C...............................   1,895   11,177
    Ultra Electronics Holdings P.L.C...................   1,797   47,207
    Unilever P.L.C.....................................   2,038   89,741
    Unilever P.L.C. Sponsored ADR......................  17,262  759,010
    UNITE Group P.L.C. (The)...........................   9,122   67,186
    United Utilities Group P.L.C.......................  36,939  570,112
    UTV Media P.L.C....................................   2,842    8,175
*   Vectura Group P.L.C................................   4,989   11,351
    Vedanta Resources P.L.C............................   3,226   18,027
    Victrex P.L.C......................................   1,888   58,364
    Vodafone Group P.L.C............................... 112,651  396,133

                                     1092

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
UNITED KINGDOM -- (Continued)
      Vodafone Group P.L.C. Sponsored ADR...............    26,423 $    928,246
      Weir Group P.L.C. (The)...........................     6,032      152,078
      WH Smith P.L.C....................................     3,152       63,839
      Whitbread P.L.C...................................     3,737      280,502
      WM Morrison Supermarkets P.L.C....................    74,634      201,372
      Wolseley P.L.C....................................     6,690      387,762
      WPP P.L.C.........................................    11,150      245,195
      WPP P.L.C. Sponsored ADR..........................     2,474      272,437
      WS Atkins P.L.C...................................     4,731       89,154
      Xaar P.L.C........................................     1,636        7,591
      Xchanging P.L.C...................................     3,063        7,218
      XP Power, Ltd.....................................       435        9,453
                                                                   ------------
TOTAL UNITED KINGDOM....................................             62,584,743
                                                                   ------------
UNITED STATES -- (0.0%)
#*    Chaparral Gold Corp...............................       500          236
*     Endo International P.L.C..........................       327       26,339
                                                                   ------------
TOTAL UNITED STATES.....................................                 26,575
                                                                   ------------
TOTAL COMMON STOCKS.....................................            340,383,607
                                                                   ------------
PREFERRED STOCKS -- (0.0%)

GERMANY -- (0.0%)
      Porsche Automobil Holding SE......................     2,131      178,583
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRIA -- (0.0%)
#*    Intercell AG Rights...............................       265           --
                                                                   ------------
FRANCE -- (0.0%)
*     Groupe Fnac Rights 05/16/15.......................         3           17
                                                                   ------------
SPAIN -- (0.0%)
*     ACS Actividades de Construccion y Servicios SA....     5,778        2,938
*     Banco Santander SA................................   147,994       22,656
                                                                   ------------
TOTAL SPAIN.............................................                 25,594
                                                                   ------------
TOTAL RIGHTS/WARRANTS...................................                 25,611
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (6.0%)
(S)@  DFA Short Term Investment Fund.................... 1,872,135   21,660,603
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $348,086,644)^^.....           $362,248,404
                                                                   ============

                                     1093

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
 Common Stocks
    Australia.................... $   979,694 $ 17,264,717   --    $ 18,244,411
    Austria......................          --    1,485,242   --       1,485,242
    Belgium......................     693,607    4,433,342   --       5,126,949
    Canada.......................  28,780,552       53,330   --      28,833,882
    China........................          --          234   --             234
    Denmark......................     653,472    5,205,235   --       5,858,707
    Finland......................     377,180    5,167,203   --       5,544,383
    France.......................   1,277,962   30,728,157   --      32,006,119
    Germany......................   1,491,639   21,571,250   --      23,062,889
    Greece.......................          --           --   --              --
    Hong Kong....................      44,592    7,474,743   --       7,519,335
    Ireland......................     309,764    1,349,290   --       1,659,054
    Israel.......................     461,778    1,315,115   --       1,776,893
    Italy........................     156,298    8,116,346   --       8,272,644
    Japan........................   3,807,635   68,234,539   --      72,042,174
    Netherlands..................   2,904,401    7,512,552   --      10,416,953
    New Zealand..................       8,316      812,213   --         820,529
    Norway.......................     105,467    2,948,829   --       3,054,296
    Portugal.....................       1,591    1,074,498   --       1,076,089
    Singapore....................          --    4,335,595   --       4,335,595
    Spain........................     867,488    8,525,513   --       9,393,001
    Sweden.......................     246,360   12,158,342   --      12,404,702
    Switzerland..................   3,993,981   20,844,227   --      24,838,208
    United Kingdom...............  21,767,473   40,817,270   --      62,584,743
    United States................      26,575           --   --          26,575
 Preferred Stocks
    Germany......................          --      178,583   --         178,583
 Rights/Warrants
    Austria......................          --           --   --              --
    France.......................          --           17   --              17
    Spain........................          --       25,594   --          25,594
 Securities Lending Collateral...          --   21,660,603   --      21,660,603
                                  ----------- ------------   --    ------------
 TOTAL........................... $68,955,825 $293,292,579   --    $362,248,404
                                  =========== ============   ==    ============

                                     1094

                 DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                        SHARES  VALUE++
                                                        ------ ----------
COMMON STOCKS -- (94.9%)

AUSTRALIA -- (5.5%)
*   Alumina, Ltd....................................... 37,687 $   56,410
    Asciano, Ltd....................................... 34,247    159,445
    Australia & New Zealand Banking Group, Ltd.........  2,163     55,216
    Bank of Queensland, Ltd............................  6,312     61,143
#   Bendigo and Adelaide Bank, Ltd.....................  5,666     58,677
    BHP Billiton, Ltd..................................  6,312    145,585
*   BlueScope Steel, Ltd...............................  7,923     30,694
    Boral, Ltd......................................... 15,539     67,255
    Caltex Australia, Ltd..............................  1,429     36,983
    Echo Entertainment Group, Ltd...................... 18,272     57,092
#   Fortescue Metals Group, Ltd........................  7,482     13,567
#   Harvey Norman Holdings, Ltd........................  7,208     22,015
    Incitec Pivot, Ltd................................. 39,877    111,222
    Lend Lease Group...................................  6,184     79,709
    Macquarie Group, Ltd...............................  9,102    440,368
#   Metcash, Ltd.......................................    871        983
    National Australia Bank, Ltd....................... 16,120    444,564
    New Hope Corp., Ltd................................    301        548
*   Newcrest Mining, Ltd............................... 16,748    180,836
    Orica, Ltd.........................................    483      6,780
    Origin Energy, Ltd................................. 13,089    108,008
    Primary Health Care, Ltd...........................  7,694     27,556
*   Qantas Airways, Ltd................................ 25,486     51,356
    QBE Insurance Group, Ltd........................... 17,908    146,808
    Rio Tinto, Ltd.....................................  4,196    187,108
    Santos, Ltd........................................ 33,098    201,501
#   Seven Group Holdings, Ltd..........................  3,080     12,208
#   Sims Metal Management, Ltd.........................  3,434     28,890
    Suncorp Group, Ltd................................. 24,653    280,891
    Tabcorp Holdings, Ltd.............................. 15,227     53,821
    Tatts Group, Ltd................................... 28,433     85,092
    Toll Holdings, Ltd................................. 13,122     62,750
    Treasury Wine Estates, Ltd......................... 12,274     46,664
    Washington H Soul Pattinson & Co., Ltd.............    288      2,901
    Wesfarmers, Ltd.................................... 15,707    530,549
    Woodside Petroleum, Ltd............................  3,523     93,567
                                                               ----------
TOTAL AUSTRALIA........................................         3,948,762
                                                               ----------
AUSTRIA -- (0.0%)
    OMV AG.............................................    489     12,157
#   Raiffeisen Bank International AG...................  1,529     17,866
                                                               ----------
TOTAL AUSTRIA..........................................            30,023
                                                               ----------
BELGIUM -- (1.7%)
    Ageas..............................................  5,638    193,074
    Belgacom SA........................................    632     23,538
    Colruyt SA.........................................  1,084     49,997
    Delhaize Group SA..................................  3,211    267,111
*   KBC Groep NV.......................................  2,149    115,584
    Solvay SA..........................................  1,860    254,293
    UCB SA.............................................  2,810    218,446

                                     1095

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
BELGIUM -- (Continued)
    Umicore SA.........................................  2,129 $   89,165
                                                               ----------
TOTAL BELGIUM..........................................         1,211,208
                                                               ----------
CANADA -- (7.7%)
    Agnico Eagle Mines, Ltd............................  3,573    120,482
    Agrium, Inc........................................  1,549    165,201
    Bank of Montreal...................................  2,122    121,973
    Barrick Gold Corp.................................. 27,799    355,271
*   BlackBerry, Ltd....................................  7,188     73,028
#   Bonavista Energy Corp..............................  1,204      5,685
    Cameco Corp........................................  4,527     63,699
    Canadian Natural Resources, Ltd.(136385101)........ 10,741    310,845
    Canadian Natural Resources, Ltd.(2171573).......... 11,405    330,653
#   Canadian Tire Corp., Ltd. Class A..................  2,200    202,894
    Cenovus Energy, Inc................................  4,254     80,358
#   Crescent Point Energy Corp.........................  5,356    127,293
    Eldorado Gold Corp.(284902103).....................  2,845     13,599
    Eldorado Gold Corp.(2307873).......................  3,127     15,011
    Empire Co., Ltd....................................    600     43,677
    Encana Corp........................................ 10,819    132,425
#   Enerplus Corp......................................  1,972     19,135
    Ensign Energy Services, Inc........................  2,603     18,047
    Fairfax Financial Holdings, Ltd....................    434    230,542
    First Quantum Minerals, Ltd........................ 11,339    103,421
#   Genworth MI Canada, Inc............................    742     18,464
    Goldcorp, Inc......................................  5,243    126,629
    Husky Energy, Inc..................................  7,339    157,961
#   Industrial Alliance Insurance & Financial
      Services, Inc....................................  1,800     57,313
*   Kinross Gold Corp.................................. 20,200     68,515
*   Lundin Mining Corp.................................  7,637     27,166
    Magna International, Inc...........................  2,202    211,570
    Manulife Financial Corp............................ 28,109    450,824
*   MEG Energy Corp....................................  2,200     33,553
#   Pacific Rubiales Energy Corp.......................  4,700     10,911
    Pan American Silver Corp...........................    700      8,197
#   Pengrowth Energy Corp..............................  4,191     11,214
#   Penn West Petroleum, Ltd...........................  7,406     11,190
    Precision Drilling Corp.(B5YPLH9)..................  4,250     21,707
    Precision Drilling Corp.(74022D308)................  1,991     10,154
#   Sun Life Financial, Inc............................  4,337    132,632
    Suncor Energy, Inc................................. 32,505    969,497
    Talisman Energy, Inc.(2068299)..................... 22,512    169,721
    Talisman Energy, Inc.(87425E103)...................  4,948     37,209
    Teck Resources, Ltd. Class B.......................  7,945    102,853
#   Thomson Reuters Corp...............................  4,378    167,995
#   TransAlta Corp.(2901628)...........................  5,411     47,352
    TransAlta Corp.(89346D107).........................  1,400     12,222
    Yamana Gold, Inc................................... 15,600     64,575
                                                               ----------
TOTAL CANADA...........................................         5,462,663
                                                               ----------
DENMARK -- (1.5%)
    AP Moeller - Maersk A.S. Class A...................     50     97,844

                                     1096

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
DENMARK -- (Continued)
    AP Moeller - Maersk A.S. Class B...................    160 $  323,320
    Carlsberg A.S. Class B.............................  3,388    248,783
    Danske Bank A.S....................................  4,809    124,468
    H Lundbeck A.S.....................................  1,354     27,499
*   Jyske Bank A.S.....................................    414     18,739
    TDC A.S............................................ 18,432    136,412
*   Vestas Wind Systems A.S............................  1,584     61,544
                                                               ----------
TOTAL DENMARK..........................................         1,038,609
                                                               ----------
FINLAND -- (0.9%)
    Fortum Oyj......................................... 14,434    307,888
    Kesko Oyj Class B..................................    830     30,330
    Neste Oil Oyj......................................  1,379     38,348
    Stora Enso Oyj Class R............................. 19,211    186,393
    UPM-Kymmene Oyj....................................  6,628    116,503
                                                               ----------
TOTAL FINLAND..........................................           679,462
                                                               ----------
FRANCE -- (8.4%)
    AXA SA.............................................  1,036     24,234
    AXA SA Sponsored ADR............................... 22,449    528,225
    BNP Paribas SA.....................................  7,344    385,599
    Bollore SA......................................... 13,200     56,811
    Bouygues SA........................................  5,573    198,594
    Casino Guichard Perrachon SA.......................  1,584    143,704
    Cie de Saint-Gobain................................ 10,502    447,392
    Cie Generale des Etablissements Michelin...........  1,987    193,498
    CNP Assurances.....................................  4,443     77,999
    Credit Agricole SA.................................  7,605     90,193
    Eiffage SA.........................................    362     17,625
    Electricite de France SA...........................  4,582    124,213
    GDF Suez........................................... 27,688    614,075
    Lafarge SA.........................................  4,430    303,524
    Lagardere SCA......................................  1,998     54,647
    Natixis SA......................................... 11,988     76,243
    Orange SA.......................................... 41,374    727,896
*   Peugeot SA.........................................  9,014    129,932
    Renault SA.........................................  6,543    500,058
    Rexel SA...........................................  4,140     77,351
    SCOR SE............................................  1,823     56,750
    Societe Generale SA................................  6,297    252,864
    STMicroelectronics NV.............................. 16,130    133,933
    Total SA...........................................  5,375    275,902
    Vallourec SA.......................................  2,272     49,296
    Vivendi SA......................................... 18,624    440,410
                                                               ----------
TOTAL FRANCE...........................................         5,980,968
                                                               ----------
GERMANY -- (7.7%)
    Allianz SE.........................................  7,432  1,225,472
    Bayerische Motoren Werke AG........................  6,083    707,396
    Celesio AG.........................................     76      2,251
*   Commerzbank AG..................................... 14,877    178,368
    Daimler AG......................................... 19,561  1,771,538

                                     1097

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
GERMANY -- (Continued)
    Deutsche Bank AG...................................   8,888 $  257,574
    Deutsche Lufthansa AG..............................   4,876     82,472
    E.ON SE............................................  13,585    210,295
    Fraport AG Frankfurt Airport Services Worldwide....     497     30,368
    Hannover Rueck SE..................................     249     22,317
    HeidelbergCement AG................................   2,965    218,044
    K+S AG.............................................   3,890    122,820
*   Metro AG...........................................   2,706     83,268
    Muenchener Rueckversicherungs-Gesellschaft AG......   1,558    312,350
    RWE AG.............................................   1,672     46,380
*   Talanx AG..........................................   1,387     42,243
    Telefonica Deutschland Holding AG..................   7,886     43,750
    Volkswagen AG......................................     624    138,544
                                                                ----------
TOTAL GERMANY..........................................          5,495,450
                                                                ----------
HONG KONG -- (2.5%)
    Cathay Pacific Airways, Ltd........................  23,000     53,484
    Hang Lung Group, Ltd...............................   8,000     38,150
    Hang Lung Properties, Ltd..........................   8,000     23,420
    Henderson Land Development Co., Ltd................   7,942     56,873
    Hongkong & Shanghai Hotels (The)...................   3,500      5,007
    Hopewell Holdings, Ltd.............................   5,000     18,738
    Hutchison Whampoa, Ltd.............................  33,000    436,727
    Kerry Logistics Network, Ltd.......................   3,500      5,338
    Kerry Properties, Ltd..............................  10,000     35,529
    MTR Corp., Ltd.....................................   7,500     33,225
    New World Development Co., Ltd..................... 177,542    212,131
    Orient Overseas International, Ltd.................   6,000     39,102
    Shangri-La Asia, Ltd...............................  34,000     44,049
    Sino Land Co., Ltd.................................  32,000     53,678
    Sun Hung Kai Properties, Ltd.......................  19,093    310,196
    Swire Pacific, Ltd. Class A........................   7,500    100,437
    Swire Pacific, Ltd. Class B........................  12,500     30,537
    Wharf Holdings, Ltd. (The).........................  25,000    203,334
    Wheelock & Co., Ltd................................  13,000     73,719
                                                                ----------
TOTAL HONG KONG........................................          1,773,674
                                                                ----------
IRELAND -- (0.1%)
*   Bank of Ireland.................................... 202,253     60,872
    CRH P.L.C. Sponsored ADR...........................     592     14,291
                                                                ----------
TOTAL IRELAND..........................................             75,163
                                                                ----------
ISRAEL -- (0.4%)
    Bank Hapoalim BM...................................  24,042    106,796
*   Bank Leumi Le-Israel BM............................  28,368     94,576
    Elbit Systems, Ltd.................................     353     21,812
*   Israel Discount Bank, Ltd. Class A.................  13,386     20,914
*   Mizrahi Tefahot Bank, Ltd..........................   1,193     13,019
                                                                ----------
TOTAL ISRAEL...........................................            257,117
                                                                ----------
ITALY -- (1.4%)
#*  Banca Monte dei Paschi di Siena SpA................  37,664     17,028

                                     1098

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
ITALY -- (Continued)
*   Banco Popolare SC..................................  1,362 $   17,188
*   Finmeccanica SpA...................................  3,600     39,318
    Intesa Sanpaolo SpA................................ 77,421    226,399
    Mediobanca SpA.....................................  5,409     46,854
#*  Telecom Italia SpA................................. 73,972     85,953
    UniCredit SpA...................................... 64,972    383,026
    Unione di Banche Italiane SCPA..................... 27,437    188,720
                                                               ----------
TOTAL ITALY............................................         1,004,486
                                                               ----------
JAPAN -- (20.9%)
    77 Bank, Ltd. (The)................................  5,864     32,431
    Aeon Co., Ltd...................................... 19,700    208,074
    Aisin Seiki Co., Ltd...............................  5,200    181,665
    Alfresa Holdings Corp..............................  4,000     47,423
    Amada Co., Ltd.....................................  5,600     51,039
#   Asahi Glass Co., Ltd............................... 16,000     85,120
    Asahi Kasei Corp................................... 35,000    345,662
    Bank of Kyoto, Ltd. (The)..........................  4,000     33,535
    Bank of Yokohama, Ltd. (The)....................... 22,000    118,709
    Canon Marketing Japan, Inc.........................  1,500     27,257
    Chiba Bank, Ltd. (The).............................  9,000     60,652
    Chugoku Bank, Ltd. (The)...........................  3,000     42,674
    Citizen Holdings Co., Ltd..........................  4,700     37,516
    Coca-Cola West Co., Ltd............................  1,800     25,746
#   Cosmo Oil Co., Ltd................................. 20,636     27,823
    Dai Nippon Printing Co., Ltd.......................  9,000     80,941
    Dai-ichi Life Insurance Co., Ltd. (The)............  5,700     76,366
    Daido Steel Co., Ltd...............................  4,000     15,668
    Daihatsu Motor Co., Ltd............................  2,400     33,467
    Daiichi Sankyo Co., Ltd............................  4,000     58,029
    Denki Kagaku Kogyo K.K.............................  4,000     15,760
    DIC Corp...........................................  3,000      7,427
    Ebara Corp.........................................  2,000      7,693
    Fuji Media Holdings, Inc...........................  1,000     12,570
    FUJIFILM Holdings Corp.............................  7,100    239,964
    Fukuoka Financial Group, Inc....................... 13,000     64,880
#   Furukawa Electric Co., Ltd.........................  4,000      6,654
    Glory, Ltd.........................................  1,800     47,172
    Gunma Bank, Ltd. (The).............................  6,735     44,283
    H2O Retailing Corp.................................  1,000     17,663
    Hachijuni Bank, Ltd. (The).........................  7,000     46,130
    Hankyu Hanshin Holdings, Inc....................... 20,000    111,169
    Hiroshima Bank, Ltd. (The).........................  6,000     29,845
    Hitachi Chemical Co., Ltd..........................    900     18,106
    Hitachi Construction Machinery Co., Ltd............  2,900     53,614
    Hitachi High-Technologies Corp.....................    900     27,958
    Hokuhoku Financial Group, Inc...................... 20,000     41,213
    Honda Motor Co., Ltd............................... 24,000    724,194
#   House Foods Group, Inc.............................    100      2,001
    Ibiden Co., Ltd....................................  3,500     52,617
    Idemitsu Kosan Co., Ltd............................  3,200     53,414
    Inpex Corp......................................... 17,600    194,768
    ITOCHU Corp........................................ 29,200    295,663

                                     1099

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Iyo Bank, Ltd. (The)...............................   4,000 $   46,157
    J Front Retailing Co., Ltd.........................   6,500     82,831
    JFE Holdings, Inc..................................  10,300    226,882
    Joyo Bank, Ltd. (The)..............................   8,000     40,210
    JX Holdings, Inc...................................  32,640    120,449
    Kagoshima Bank, Ltd. (The).........................   1,238      7,747
    Kamigumi Co., Ltd..................................   2,000     19,986
    Kaneka Corp........................................   9,000     54,932
    Kawasaki Kisen Kaisha, Ltd.........................  17,000     48,662
    Keiyo Bank, Ltd. (The).............................   4,000     21,823
    Kinden Corp........................................   4,000     47,381
    Kirin Holdings Co., Ltd............................   1,800     24,236
    Kobe Steel, Ltd....................................  82,000    143,812
    Konica Minolta, Inc................................  13,500    148,559
    Kuraray Co., Ltd...................................   6,400     80,364
    Kurita Water Industries, Ltd.......................     400      8,521
    Kyocera Corp.......................................   2,100     92,431
    LIXIL Group Corp...................................   3,500     68,194
    Marubeni Corp......................................  34,000    187,671
    Marui Group Co., Ltd...............................   3,758     39,063
    Maruichi Steel Tube, Ltd...........................     900     21,282
    Medipal Holdings Corp..............................   4,200     49,003
    Mitsubishi Chemical Holdings Corp..................  46,500    241,002
    Mitsubishi Corp....................................   9,700    169,218
    Mitsubishi Gas Chemical Co., Inc...................   8,000     36,171
    Mitsubishi Materials Corp..........................  37,000    116,674
    Mitsubishi UFJ Financial Group, Inc................ 218,000  1,158,510
    Mitsui & Co., Ltd..................................  10,300    131,065
    Mitsui Chemicals, Inc..............................  22,000     64,371
    Mitsui Engineering & Shipbuilding Co., Ltd.........   9,000     14,632
    Mitsui OSK Lines, Ltd..............................  36,000    121,534
    Mizuho Financial Group, Inc........................ 407,500    666,310
    MS&AD Insurance Group Holdings.....................   3,219     78,267
    Nagase & Co., Ltd..................................   3,111     38,675
    NEC Corp...........................................  73,000    206,200
    NH Foods, Ltd......................................   5,000    123,611
    NHK Spring Co., Ltd................................   2,500     22,550
#   Nikon Corp.........................................   3,600     45,678
#   Nippon Electric Glass Co., Ltd.....................   7,000     36,127
    Nippon Express Co., Ltd............................  24,000    140,011
    Nippon Paper Industries Co., Ltd...................   3,600     56,769
    Nippon Shokubai Co., Ltd...........................   2,000     26,865
    Nippon Steel & Sumitomo Metal Corp................. 157,000    366,955
    Nippon Yusen K.K...................................  58,000    172,440
    Nissan Motor Co., Ltd..............................  47,100    401,632
    Nisshin Seifun Group, Inc..........................   3,025     37,204
    Nisshinbo Holdings, Inc............................   3,000     33,712
    NOK Corp...........................................     500     14,383
    Nomura Holdings, Inc...............................  10,100     53,698
    Nomura Real Estate Holdings, Inc...................   1,200     20,192
    NTN Corp...........................................   9,000     38,517
    NTT DOCOMO, Inc....................................  29,600    499,687
    Oji Holdings Corp..................................  24,000     90,467

                                     1100

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------ -----------
JAPAN -- (Continued)
    Otsuka Holdings Co., Ltd...........................  1,100 $    34,033
    Resona Holdings, Inc............................... 20,000      99,224
    Ricoh Co., Ltd..................................... 23,600     230,227
    Rohm Co., Ltd......................................  1,200      77,150
    Sankyo Co., Ltd....................................    400      14,376
    SBI Holdings, Inc..................................  1,700      18,165
    Sekisui Chemical Co., Ltd..........................  2,000      21,873
#   Sekisui House, Ltd................................. 17,400     225,008
    Shiga Bank, Ltd. (The).............................  7,108      39,649
    Showa Denko K.K.................................... 30,000      38,342
    Showa Shell Sekiyu K.K.............................  2,100      20,495
    SKY Perfect JSAT Holdings, Inc.....................  4,600      27,857
#   Sojitz Corp........................................ 26,100      33,737
    Sompo Japan Nipponkoa Holdings, Inc................  2,000      55,494
    Sony Corp..........................................  1,700      39,986
    Sony Corp. Sponsored ADR........................... 14,177     330,182
    Sumitomo Chemical Co., Ltd......................... 51,000     200,649
    Sumitomo Corp......................................  7,300      72,039
    Sumitomo Electric Industries, Ltd.................. 25,100     323,431
    Sumitomo Forestry Co., Ltd.........................  2,700      25,113
    Sumitomo Heavy Industries, Ltd..................... 10,000      54,114
    Sumitomo Metal Mining Co., Ltd.....................  8,000     114,337
    Sumitomo Mitsui Financial Group, Inc............... 22,100     741,606
    Sumitomo Mitsui Trust Holdings, Inc................ 25,000      87,913
    Sumitomo Rubber Industries, Ltd....................  2,700      41,986
    Suzuki Motor Corp..................................  6,100     192,883
    T&D Holdings, Inc.................................. 14,900     167,798
    Takashimaya Co., Ltd...............................  6,000      52,626
    TDK Corp...........................................  3,500     218,126
    Teijin, Ltd........................................ 22,000      65,535
    Tokai Rika Co., Ltd................................    600      12,355
    Tokio Marine Holdings, Inc.........................  4,400     153,614
    Toppan Printing Co., Ltd........................... 10,000      66,801
    Tosoh Corp......................................... 11,000      59,299
    Toyo Seikan Group Holdings, Ltd....................  4,251      54,541
    Toyoda Gosei Co., Ltd..............................    300       6,609
    Toyota Tsusho Corp.................................  7,000     165,778
    Ube Industries, Ltd................................ 16,000      23,962
#   UNY Group Holdings Co., Ltd........................  6,250      35,960
    Wacoal Holdings Corp...............................  2,000      19,824
#   Yamada Denki Co., Ltd..............................  9,000      33,436
    Yamaha Corp........................................  3,100      45,145
    Yamato Kogyo Co., Ltd..............................    800      20,589
    Yamazaki Baking Co., Ltd...........................  2,000      29,446
                                                               -----------
TOTAL JAPAN............................................         14,899,191
                                                               -----------
NETHERLANDS -- (2.7%)
    Aegon NV........................................... 23,122     164,787
    ArcelorMittal(B03XPL1)............................. 17,931     171,307
#   ArcelorMittal(B295F26)............................. 14,502     139,799
    Boskalis Westminster NV............................  1,217      53,802
    Delta Lloyd NV.....................................  2,210      41,755
*   ING Groep NV....................................... 65,495     814,260

                                     1101

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
NETHERLANDS -- (Continued)
    Koninklijke DSM NV.................................   5,312 $  281,753
    Koninklijke Philips NV.............................   8,146    224,625
                                                                ----------
TOTAL NETHERLANDS......................................          1,892,088
                                                                ----------
NEW ZEALAND -- (0.1%)
    Contact Energy, Ltd................................   5,869     30,121
    Fletcher Building, Ltd.............................   1,616      9,817
                                                                ----------
TOTAL NEW ZEALAND......................................             39,938
                                                                ----------
NORWAY -- (0.5%)
    DNB ASA............................................   2,278     33,005
    Norsk Hydro ASA....................................   5,951     34,972
#   Seadrill, Ltd......................................   3,913     42,026
    Statoil ASA........................................   3,982     66,684
*   Storebrand ASA.....................................   7,005     21,176
    Subsea 7 SA........................................   5,317     45,229
    Yara International ASA.............................   1,741     90,641
                                                                ----------
TOTAL NORWAY...........................................            333,733
                                                                ----------
PORTUGAL -- (0.0%)
    EDP Renovaveis SA..................................   4,290     28,677
                                                                ----------
SINGAPORE -- (1.4%)
    CapitaLand, Ltd....................................  34,500     88,547
    City Developments, Ltd.............................   7,000     51,884
    DBS Group Holdings, Ltd............................  16,351    238,391
    Golden Agri-Resources, Ltd......................... 137,000     42,498
    Hutchison Port Holdings Trust......................  95,300     67,954
    Keppel Land, Ltd...................................  13,000     43,595
*   Neptune Orient Lines, Ltd..........................  14,000     10,435
    Noble Group, Ltd...................................  89,000     69,620
    OUE, Ltd...........................................   5,000      8,120
    Singapore Airlines, Ltd............................  21,000    196,151
    United Industrial Corp., Ltd.......................  11,000     28,642
    UOL Group, Ltd.....................................   4,000     21,287
    Venture Corp., Ltd.................................   5,100     30,626
    Wilmar International, Ltd..........................  34,000     80,688
                                                                ----------
TOTAL SINGAPORE........................................            978,438
                                                                ----------
SPAIN -- (2.4%)
*   Acciona SA.........................................     890     63,620
    Banco de Sabadell SA............................... 109,172    275,887
*   Banco Popular......................................     136        577
    Banco Popular Espanol SA...........................  32,439    137,120
    Banco Santander SA.................................  29,384    197,639
    CaixaBank SA.......................................  14,314     62,348
    Iberdrola SA.......................................  94,695    653,625
    Mapfre SA..........................................  17,736     59,706

                                     1102

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
SPAIN -- (Continued)
    Repsol SA.......................................... 13,033 $  230,883
                                                               ----------
TOTAL SPAIN............................................         1,681,405
                                                               ----------
SWEDEN -- (3.3%)
    Boliden AB.........................................  8,318    129,942
    ICA Gruppen AB.....................................    656     25,204
    Meda AB Class A....................................  1,449     20,408
    Nordea Bank AB..................................... 21,545    273,530
    Skandinaviska Enskilda Banken AB Class A........... 35,139    423,130
#*  SSAB AB Class A....................................  3,054     14,831
*   SSAB AB Class B....................................  1,349      5,806
    Svenska Cellulosa AB Class A.......................    637     15,380
    Svenska Cellulosa AB Class B....................... 14,403    347,171
    Svenska Handelsbanken AB Class A...................  2,906    137,611
    Swedbank AB Class A................................  5,276    127,631
    Tele2 AB Class B...................................  6,857     77,572
    Telefonaktiebolaget LM Ericsson Class B............ 46,520    564,020
    TeliaSonera AB..................................... 26,269    161,863
                                                               ----------
TOTAL SWEDEN...........................................         2,324,099
                                                               ----------
SWITZERLAND -- (9.6%)
    ABB, Ltd........................................... 26,101    501,823
    Adecco SA..........................................  4,234    316,295
    Aryzta AG..........................................  2,288    171,530
    Baloise Holding AG.................................  1,176    153,077
    Cie Financiere Richemont SA........................  3,643    302,653
    Clariant AG........................................  6,581    105,732
    Credit Suisse Group AG.............................  8,739    184,007
    Credit Suisse Group AG Sponsored ADR...............    214      4,503
*   Dufry AG...........................................    171     25,120
    Holcim, Ltd........................................  5,101    356,625
    Julius Baer Group, Ltd.............................  2,560    104,151
    Lonza Group AG.....................................  1,043    123,529
    Novartis AG........................................ 19,006  1,852,186
    Sulzer AG..........................................    585     61,940
    Swatch Group AG (The)(7184736).....................    369     27,126
    Swatch Group AG (The)(7184725).....................     53     21,079
    Swiss Life Holding AG..............................    377     84,129
    Swiss Re AG........................................  9,175    827,653
    Syngenta AG........................................    294     95,766
    UBS Group AG(BRJL176).............................. 26,534    444,738
*   UBS Group AG(H42097107)............................    900     15,012
    Zurich Insurance Group AG..........................  3,199  1,060,719
                                                               ----------
TOTAL SWITZERLAND......................................         6,839,393
                                                               ----------
UNITED KINGDOM -- (16.2%)
    Anglo American P.L.C............................... 27,909    466,181
    Barclays P.L.C..................................... 41,183    144,636
    Barclays P.L.C. Sponsored ADR...................... 47,087    661,101
    Barratt Developments P.L.C.........................  3,393     23,356
    BP P.L.C........................................... 28,985    186,201
    BP P.L.C. Sponsored ADR............................ 59,930  2,327,082

                                     1103

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- -----------
UNITED KINGDOM -- (Continued)
      Carnival P.L.C. ADR................................   2,609 $   116,257
      Friends Life Group, Ltd............................  20,226     120,949
      Glencore P.L.C.....................................  75,142     280,174
      HSBC Holdings P.L.C................................  40,067     366,581
      HSBC Holdings P.L.C. Sponsored ADR.................  21,974   1,004,651
      Investec P.L.C.....................................  15,846     133,142
      J Sainsbury P.L.C..................................  35,421     135,734
      Kingfisher P.L.C...................................  69,301     356,496
*     Lloyds Banking Group P.L.C......................... 122,100     135,264
*     Lloyds Banking Group P.L.C. ADR....................  60,106     263,865
      Old Mutual P.L.C...................................  89,944     280,614
*     Royal Bank of Scotland Group P.L.C.................   7,246      39,345
#*    Royal Bank of Scotland Group P.L.C. Sponsored ADR..   5,598      60,794
#     Royal Dutch Shell P.L.C............................  28,341   1,813,541
      Royal Dutch Shell P.L.C. ADR.......................   9,770     600,366
      Standard Chartered P.L.C...........................  29,083     387,818
      Vedanta Resources P.L.C............................   2,074      11,590
      Vodafone Group P.L.C............................... 158,909     558,799
      Vodafone Group P.L.C. Sponsored ADR................  25,258     887,307
      WM Morrison Supermarkets P.L.C.....................  70,852     191,167
                                                                  -----------
TOTAL UNITED KINGDOM.....................................          11,553,011
                                                                  -----------
TOTAL COMMON STOCKS......................................          67,527,558
                                                                  -----------
PREFERRED STOCKS -- (0.2%)

GERMANY -- (0.2%)
      Porsche Automobil Holding SE.......................   2,107     176,572
                                                                  -----------
RIGHTS/WARRANTS -- (0.0%)

SPAIN -- (0.0%)
*     Banco Santander SA.................................  29,384       4,498
                                                                  -----------
SECURITIES LENDING COLLATERAL -- (4.9%)
(S)@  DFA Short Term Investment Fund..................... 300,275   3,474,178
                                                                  -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $72,361,061)^^.......         $71,182,806
                                                                  ===========

                                     1104

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -------------------------------------------
                                      LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                    ----------- ----------- ------- -----------
 Common Stocks
    Australia......................          -- $ 3,948,762   --    $ 3,948,762
    Austria........................          --      30,023   --         30,023
    Belgium........................          --   1,211,208   --      1,211,208
    Canada......................... $ 5,462,663          --   --      5,462,663
    Denmark........................          --   1,038,609   --      1,038,609
    Finland........................          --     679,462   --        679,462
    France.........................     528,225   5,452,743   --      5,980,968
    Germany........................     257,574   5,237,876   --      5,495,450
    Hong Kong......................          --   1,773,674   --      1,773,674
    Ireland........................      14,291      60,872   --         75,163
    Israel.........................      21,812     235,305   --        257,117
    Italy..........................          --   1,004,486   --      1,004,486
    Japan..........................     330,182  14,569,009   --     14,899,191
    Netherlands....................     139,799   1,752,289   --      1,892,088
    New Zealand....................          --      39,938   --         39,938
    Norway.........................      42,026     291,707   --        333,733
    Portugal.......................          --      28,677   --         28,677
    Singapore......................          --     978,438   --        978,438
    Spain..........................          --   1,681,405   --      1,681,405
    Sweden.........................          --   2,324,099   --      2,324,099
    Switzerland....................     464,253   6,375,140   --      6,839,393
    United Kingdom.................   7,734,964   3,818,047   --     11,553,011
 Preferred Stocks
    Germany........................          --     176,572   --        176,572
 Rights/Warrants
    Spain..........................          --       4,498   --          4,498
 Securities Lending Collateral.....          --   3,474,178   --      3,474,178
                                    ----------- -----------   --    -----------
 TOTAL............................. $14,995,789 $56,187,017   --    $71,182,806
                                    =========== ===========   ==    ===========

                                     1105

                  INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                        SHARES   VALUE++
                                                        ------- ----------
COMMON STOCKS -- (92.9%)

AUSTRALIA -- (6.2%)
    Adelaide Brighton, Ltd.............................  20,639 $   57,198
    AGL Energy, Ltd....................................   9,418    104,113
#   ALS, Ltd...........................................  11,011     41,577
    Altium, Ltd........................................   6,607     15,376
*   Alumina, Ltd....................................... 168,074    251,575
    Amalgamated Holdings, Ltd..........................   4,722     43,127
#   Amcom Telecommunications, Ltd......................   8,384     18,573
    Amcor, Ltd.........................................  22,467    222,046
    AMP, Ltd........................................... 168,228    750,232
*   Antares Energy, Ltd................................  23,903      3,277
#   AP Eagers, Ltd.....................................   3,748     18,032
    APA Group..........................................  35,817    225,782
*   APN News & Media, Ltd..............................  45,653     28,719
    ARB Corp., Ltd.....................................   2,106     18,874
    Arrium, Ltd........................................  91,938     14,509
    Asciano, Ltd.......................................  58,764    273,590
    ASX, Ltd...........................................  11,474    339,122
#   Atlas Iron, Ltd....................................  50,565      6,608
    Aurizon Holdings, Ltd..............................  10,628     40,641
#   Ausdrill, Ltd......................................  31,689      9,195
*   Ausenco, Ltd.......................................   4,581      1,472
#   AusNet Services....................................  55,047     59,750
    Austbrokers Holdings, Ltd..........................   2,014     13,859
    Austin Engineering, Ltd............................   5,812      3,127
    Australia & New Zealand Banking Group, Ltd.........  58,594  1,495,756
*   Australian Agricultural Co., Ltd...................  16,005     19,874
    Australian Pharmaceutical Industries, Ltd..........  16,591     11,728
    Automotive Holdings Group, Ltd.....................  24,002     70,194
*   AWE, Ltd...........................................  46,956     48,752
    Bank of Queensland, Ltd............................  24,245    234,857
#   BC Iron, Ltd.......................................   4,113      1,463
    Beach Energy, Ltd..................................  60,347     44,928
#*  Beadell Resources, Ltd.............................  18,149      4,182
#   Bega Cheese, Ltd...................................   5,491     21,731
    Bendigo and Adelaide Bank, Ltd.....................  29,145    301,827
    BHP Billiton, Ltd.................................. 115,305  2,659,479
    BHP Billiton, Ltd. Sponsored ADR...................   1,016     47,071
*   Billabong International, Ltd.......................  25,506     12,716
    Blackmores, Ltd....................................     416     13,059
*   BlueScope Steel, Ltd...............................  34,560    133,886
#*  Boart Longyear, Ltd................................  21,171      2,684
    Boral, Ltd.........................................  52,418    226,872
#   Bradken, Ltd.......................................   8,625     18,191
    Brambles, Ltd......................................  29,100    238,404
#   Breville Group, Ltd................................   7,096     39,804
    Brickworks, Ltd....................................   4,883     46,031
    BT Investment Management, Ltd......................   4,719     26,385
#   Cabcharge Australia, Ltd...........................  10,304     34,657
    Caltex Australia, Ltd..............................   7,323    189,521
#   Cardno, Ltd........................................   9,551     21,813
#   carsales.com, Ltd..................................   8,742     69,611

                                     1106

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
AUSTRALIA -- (Continued)
    Cash Converters International, Ltd.................  34,080 $ 29,276
    Cedar Woods Properties, Ltd........................   3,941   17,790
    Chandler Macleod Group, Ltd........................  17,926    7,468
    Coca-Cola Amatil, Ltd..............................  21,535  161,639
#   Cochlear, Ltd......................................   1,783  114,600
#   Commonwealth Bank of Australia.....................  14,380  994,306
    Computershare, Ltd.................................  17,771  159,672
    Corporate Travel Management, Ltd...................   2,968   22,466
    CSG, Ltd...........................................   9,385    8,744
    CSR, Ltd...........................................  44,757  138,253
    Decmil Group, Ltd..................................  10,789   10,469
    Domino's Pizza Enterprises, Ltd....................   3,090   62,470
    Downer EDI, Ltd....................................  38,512  125,045
*   Drillsearch Energy, Ltd............................  30,464   18,359
    DuluxGroup, Ltd....................................  19,442   90,058
#*  Emeco Holdings, Ltd................................   7,304      682
*   Energy Resources of Australia, Ltd.................  13,961   14,173
*   Energy World Corp., Ltd............................  19,261    4,389
    ERM Power, Ltd.....................................  11,026   18,608
#   Evolution Mining, Ltd..............................   3,686    2,652
    Fairfax Media, Ltd................................. 170,397  118,533
    Finbar Group, Ltd..................................   8,281    8,211
#   Fleetwood Corp., Ltd...............................     779      885
    Flight Centre Travel Group, Ltd....................   2,569   74,992
#   Fortescue Metals Group, Ltd........................  59,340  107,601
    Goodman Fielder, Ltd...............................  53,891   26,747
#   GrainCorp, Ltd. Class A............................  18,245  125,937
#   Greencross, Ltd....................................   2,925   20,157
#   GUD Holdings, Ltd..................................   8,404   51,113
#   GWA Group, Ltd.....................................  19,320   39,563
    Hansen Technologies, Ltd...........................   8,682   11,698
#   Harvey Norman Holdings, Ltd........................  39,950  122,019
    Hills, Ltd.........................................  18,019   15,121
*   Horizon Oil, Ltd...................................  94,750    9,199
#   iiNET, Ltd.........................................   8,266   47,974
#   Iluka Resources, Ltd...............................  29,305  159,145
#*  Imdex, Ltd.........................................   3,611      829
    Incitec Pivot, Ltd................................. 109,593  305,668
    Independence Group NL..............................  18,676   71,910
    Infomedia, Ltd.....................................  19,244   13,698
    Insurance Australia Group, Ltd.....................  62,483  309,525
#   Invocare, Ltd......................................   7,417   74,852
#   IOOF Holdings, Ltd.................................   7,032   51,312
#   Iress, Ltd.........................................   5,255   42,040
    James Hardie Industries P.L.C......................  21,122  211,786
#   JB Hi-Fi, Ltd......................................   5,775   74,859
*   Kingsgate Consolidated, Ltd........................   1,314      808
    Leighton Holdings, Ltd.............................   9,194  146,308
    Lend Lease Group...................................  13,680  176,330
#   M2 Group, Ltd......................................  10,411   72,518
    MACA, Ltd..........................................   8,396    5,361
*   Macmahon Holdings, Ltd.............................  25,813    1,139
    Macquarie Group, Ltd...............................  17,501  846,778

                                     1107

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
AUSTRALIA -- (Continued)
#   Magellan Financial Group, Ltd......................   5,482 $   80,757
    MaxiTRANS Industries, Ltd..........................  11,936      4,740
*   Mayne Pharma Group, Ltd............................  27,932     13,539
    McMillan Shakespeare, Ltd..........................   2,776     24,667
*   Medusa Mining, Ltd.................................     788        520
    Mincor Resources NL................................   3,984      2,232
#   Mineral Resources, Ltd.............................  12,379     64,122
#   MMA Offshore, Ltd..................................  12,228      7,557
    Monadelphous Group, Ltd............................   4,798     30,223
    Mortgage Choice, Ltd...............................   2,795      5,222
    Mount Gibson Iron, Ltd.............................  26,826      4,418
#   Myer Holdings, Ltd.................................  33,352     40,174
    National Australia Bank, Ltd.......................  48,411  1,335,099
    Navitas, Ltd.......................................   7,555     31,217
    New Hope Corp., Ltd................................   8,865     16,152
*   Newcrest Mining, Ltd...............................  18,171    196,201
#   NIB Holdings, Ltd..................................  15,978     41,025
    Northern Star Resources, Ltd.......................  40,580     58,710
#   NRW Holdings, Ltd..................................  23,027      5,073
    Nufarm, Ltd........................................  11,100     48,776
    Oil Search, Ltd....................................  10,915     65,684
    Orica, Ltd.........................................   9,325    130,893
    Origin Energy, Ltd.................................  28,294    233,477
#*  Orocobre, Ltd......................................   8,159     18,549
    Orora, Ltd.........................................   5,257      8,651
    OZ Minerals, Ltd...................................  17,097     51,070
    Pacific Brands, Ltd................................  80,238     30,437
*   Paladin Energy, Ltd................................ 157,449     46,039
    PanAust, Ltd.......................................  22,443     20,950
    Panoramic Resources, Ltd...........................   9,832      3,441
    Peet, Ltd..........................................   4,909      3,956
#   Perpetual, Ltd.....................................   1,958     74,290
#*  Perseus Mining, Ltd................................  60,427     17,247
    Platinum Asset Management, Ltd.....................   9,060     60,894
    Premier Investments, Ltd...........................   7,309     58,076
    Prime Media Group, Ltd.............................  19,595     12,261
    Programmed Maintenance Services, Ltd...............  18,659     31,429
*   Qantas Airways, Ltd................................  73,331    147,767
    QBE Insurance Group, Ltd...........................  34,708    284,532
    Qube Holdings, Ltd.................................  23,278     42,188
    RCR Tomlinson, Ltd.................................   9,186     14,655
    REA Group, Ltd.....................................   2,014     77,040
    Recall Holdings, Ltd...............................   1,582      8,762
    Reckon, Ltd........................................   6,209      9,218
*   Red Fork Energy, Ltd...............................  23,710        111
#*  Regis Resources, Ltd...............................  21,378     32,182
*   Resolute Mining, Ltd...............................  13,592      4,079
#   Retail Food Group, Ltd.............................   2,999     14,330
    Ridley Corp., Ltd..................................  17,152     12,126
    Rio Tinto, Ltd.....................................  16,307    727,163
    SAI Global, Ltd....................................  10,948     33,273
    Sandfire Resources NL..............................   4,951     16,333
    Santos, Ltd........................................  20,349    123,885

                                     1108

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
AUSTRALIA -- (Continued)
*   Saracen Mineral Holdings, Ltd......................  90,687 $ 26,350
    Seek, Ltd..........................................  10,037  138,134
    Select Harvests, Ltd...............................   3,516   18,052
#*  Senex Energy, Ltd..................................  31,721    6,772
    Seven Group Holdings, Ltd..........................   3,625   14,368
    Seven West Media, Ltd..............................  22,987   23,300
    Sigma Pharmaceuticals, Ltd.........................  61,904   38,415
#*  Silver Lake Resources, Ltd.........................  47,532    8,683
#   Sims Metal Management, Ltd.........................  16,484  138,680
    Sirtex Medical, Ltd................................   2,829   58,984
    Skilled Group, Ltd.................................   6,146    6,210
    Slater & Gordon, Ltd...............................   3,496   17,942
    SMS Management & Technology, Ltd...................   9,154   25,597
    Sonic Healthcare, Ltd..............................   6,500   94,894
#   Southern Cross Media Group, Ltd....................  46,751   38,038
    Spark Infrastructure Group.........................  83,893  138,919
#*  St Barbara, Ltd....................................  10,906    1,823
    STW Communications Group, Ltd......................  19,193   13,651
    Suncorp Group, Ltd.................................  32,716  372,759
#*  Sundance Energy Australia, Ltd.....................  27,367    9,853
    Sunland Group, Ltd.................................   6,809    9,011
#   Super Retail Group, Ltd............................   7,546   50,928
    Sydney Airport.....................................  17,558   67,848
*   Tap Oil, Ltd.......................................  21,973    6,411
    Tassal Group, Ltd..................................  17,196   50,223
    Technology One, Ltd................................   8,950   22,987
#   Telstra Corp., Ltd.................................  35,810  180,625
*   Ten Network Holdings, Ltd..........................  59,087    9,125
#   TFS Corp., Ltd.....................................   9,688   11,038
*   Tiger Resources, Ltd............................... 151,923    5,727
#   Toll Holdings, Ltd.................................  46,704  223,339
    Tox Free Solutions, Ltd............................  14,188   32,052
    TPG Telecom, Ltd...................................  11,782   60,937
*   Transfield Services, Ltd...........................  40,387   44,221
#   Transpacific Industries Group, Ltd.................  83,547   53,447
    Transurban Group...................................  26,607  190,283
#*  Troy Resources, Ltd................................     443      198
#   UGL, Ltd...........................................  20,063   27,854
    UXC, Ltd...........................................  23,733   13,717
#   Village Roadshow, Ltd..............................   3,337   15,742
*   Virgin Australia Holdings, Ltd..................... 108,136   39,451
    Vision Eye Institute, Ltd..........................  19,916   11,092
#   Vocus Communications, Ltd..........................   4,802   23,111
    Wesfarmers, Ltd....................................  12,760  431,005
    Western Areas, Ltd.................................  18,392   56,977
    Westpac Banking Corp...............................  29,958  800,659
#*  Whitehaven Coal, Ltd...............................  22,370   21,358
    Woodside Petroleum, Ltd............................  28,924  768,192
    Woolworths, Ltd....................................  22,764  560,193

                                     1109

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------ -----------
AUSTRALIA -- (Continued)
    WorleyParsons, Ltd.................................  7,505 $    55,837
                                                               -----------
TOTAL AUSTRALIA........................................         23,402,009
                                                               -----------
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG.............................    125       9,883
    AMAG Austria Metall AG.............................    373      11,678
    Andritz AG.........................................  2,639     142,853
    Atrium European Real Estate, Ltd...................  1,115       5,196
    BUWOG AG...........................................    641      12,519
#   Conwert Immobilien Invest SE.......................  2,058      23,946
    DO & CO AG.........................................    270      20,302
    Erste Group Bank AG................................  5,388     116,646
    EVN AG.............................................  2,411      26,661
    Flughafen Wien AG..................................    127      11,038
*   IMMOFINANZ AG......................................  6,880      15,722
*   Kapsch TrafficCom AG...............................     86       1,975
    Lenzing AG.........................................    882      57,203
    Mayr Melnhof Karton AG.............................    755      77,924
    Oesterreichische Post AG...........................  1,393      69,049
    OMV AG.............................................  7,491     186,233
    Palfinger AG.......................................    416      10,905
    POLYTEC Holding AG.................................    362       2,779
#   Raiffeisen Bank International AG...................  7,054      82,427
    RHI AG.............................................  1,038      27,227
    Rosenbauer International AG........................    131       9,954
    S IMMO AG..........................................  2,461      19,048
    Schoeller-Bleckmann Oilfield Equipment AG..........    459      27,150
    Semperit AG Holding................................    494      21,814
    Strabag SE.........................................  1,732      38,380
    UNIQA Insurance Group AG...........................  2,094      17,724
    Verbund AG.........................................  3,423      59,912
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe...........................................  1,985      84,249
    Voestalpine AG.....................................  5,007     178,312
    Wienerberger AG....................................  7,724     109,143
    Zumtobel Group AG..................................  1,877      43,069
                                                               -----------
TOTAL AUSTRIA..........................................          1,520,921
                                                               -----------
BELGIUM -- (1.3%)
*   Ablynx NV..........................................  1,906      22,479
    Ackermans & van Haaren NV..........................  1,648     195,868
    Ageas.............................................. 14,157     484,790
*   AGFA-Gevaert NV.................................... 13,663      31,914
    Banque Nationale de Belgique.......................     13      51,279
    Barco NV...........................................  1,098      70,667
    Belgacom SA........................................ 10,220     380,636
    Cie d'Entreprises CFE..............................    814      77,509
    Cie Immobiliere de Belgique SA.....................    213      11,473
    Cie Maritime Belge SA..............................    333       5,213
    Colruyt SA.........................................  6,266     289,008
    D'ieteren SA.......................................    745      24,056
    Deceuninck NV......................................  5,234      10,826
    Delhaize Group SA..................................  8,987     747,596

                                     1110

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
BELGIUM -- (Continued)
    Delhaize Group SA Sponsored ADR....................  5,552 $  114,871
    Econocom Group.....................................    801      6,559
    Elia System Operator SA............................  1,600     70,269
*   Euronav NV.........................................  7,005     82,130
#   EVS Broadcast Equipment SA.........................    367     12,377
    Exmar NV...........................................  3,996     35,204
    Fagron.............................................  2,168     88,515
*   Ion Beam Applications..............................    595     11,673
*   KBC Groep NV.......................................  6,539    351,700
    Kinepolis Group NV.................................  1,256     55,141
    Lotus Bakeries.....................................     25     30,002
    Melexis NV.........................................    726     36,339
*   Mobistar SA........................................  3,929     87,311
    NV Bekaert SA......................................  2,483     74,939
#*  Nyrstar NV......................................... 19,675     73,970
    Recticel SA........................................  2,190     12,648
*   RHJ International SA...............................  5,780     30,357
    Sipef SA...........................................    498     29,131
#   Solvay SA..........................................  4,997    683,173
*   Telenet Group Holding NV...........................  1,950    108,445
*   Tessenderlo Chemie NV..............................  3,765     97,448
#*  ThromboGenics NV...................................    592      4,640
    Umicore SA.........................................  7,827    327,803
    Van de Velde NV....................................    436     23,717
                                                               ----------
TOTAL BELGIUM..........................................         4,851,676
                                                               ----------
CANADA -- (9.9%)
*   5N Plus, Inc.......................................  4,100      7,357
    Absolute Software Corp.............................  3,700     25,624
    Acadian Timber Corp................................    700      8,720
*   Advantage Oil & Gas, Ltd.(B66PKS8)................. 13,520     56,710
*   Advantage Oil & Gas, Ltd.(00765F101)...............  3,399     14,208
    Aecon Group, Inc...................................  4,795     36,980
#   AG Growth International, Inc.......................    600     25,545
    AGF Management, Ltd. Class B.......................  7,491     42,445
    Agnico Eagle Mines, Ltd.(008474108)................ 13,223    445,880
    Agnico Eagle Mines, Ltd.(2009823)..................    892     30,059
    Agrium, Inc........................................  6,579    701,650
    AGT Food & Ingredient, Inc.........................  1,700     37,527
    Aimia, Inc.........................................  3,000     32,179
*   Ainsworth Lumber Co, Ltd........................... 13,300     38,099
*   Air Canada.........................................  2,900     26,816
    AirBoss of America Corp............................  2,678     29,442
    Alacer Gold Corp................................... 24,396     57,213
    Alamos Gold, Inc.(2411707).........................  1,088      5,805
*   Alamos Gold, Inc.(011527108).......................  7,859     41,653
*   Alexco Resource Corp...............................  1,285        681
    Algonquin Power & Utilities Corp...................  9,994     79,593
    Alimentation Couche Tard, Inc. Class B.............  5,865    229,809
#   AltaGas, Ltd.......................................  8,000    270,339
    Altus Group, Ltd...................................  1,700     25,138
#   ARC Resources, Ltd.................................  3,923     71,007
#*  Argonaut Gold, Inc.................................  3,300      6,441

                                     1111

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
CANADA -- (Continued)
    Arsenal Energy, Inc................................  2,307 $    6,899
#*  Artek Exploration, Ltd.............................  8,000      8,310
#*  Athabasca Oil Corp................................. 25,200     36,887
*   ATS Automation Tooling Systems, Inc................  3,200     36,515
    AuRico Gold, Inc.(05155C105)....................... 10,768     42,426
    AuRico Gold, Inc.(2287317)......................... 12,119     47,782
    AutoCanada, Inc....................................    709     18,067
#*  Avigilon Corp......................................  2,238     34,080
*   B2Gold Corp........................................ 46,293     91,078
#   Badger Daylighting, Ltd............................  1,700     30,235
    Bank of Montreal................................... 13,526    777,474
    Bank of Nova Scotia (The).......................... 25,169  1,209,119
*   Bankers Petroleum, Ltd............................. 26,500     60,896
    Barrick Gold Corp.(067901108)...................... 46,629    595,919
    Barrick Gold Corp.(2024644)........................  5,291     67,663
    Baytex Energy Corp.................................  2,602     40,695
    BCE, Inc.(05534B760)...............................  2,798    128,568
    BCE, Inc.(B188TH2).................................    775     35,594
*   Bellatrix Exploration, Ltd.(B580BW5)...............  7,224     14,611
*   Bellatrix Exploration, Ltd.(078314101).............  7,797     15,828
*   Birchcliff Energy, Ltd.............................  7,200     38,530
#   Black Diamond Group, Ltd...........................  1,800     14,321
#*  BlackBerry, Ltd.(09228F103)........................ 21,014    213,292
#*  BlackBerry, Ltd.(BCBHZ31)..........................  8,300     84,326
*   BlackPearl Resources, Inc.......................... 10,381      7,516
*   BNK Petroleum, Inc.................................  9,658      2,166
#   Bombardier, Inc. Class B........................... 32,800     74,856
#   Bonavista Energy Corp.............................. 11,720     55,340
#   Bonterra Energy Corp...............................  3,200    100,102
    Boralex, Inc. Class A..............................  3,000     32,132
    Brookfield Asset Management, Inc. Class A..........  4,060    206,882
#*  Brookfield Residential Properties, Inc.............  1,457     35,143
    Calfrac Well Services, Ltd.........................  5,454     35,024
    Cameco Corp........................................ 14,192    198,972
    Canaccord Genuity Group, Inc.......................  8,900     44,686
#   Canadian Energy Services & Technology Corp.........  7,800     32,963
    Canadian Imperial Bank of Commerce.................  6,087    422,560
    Canadian National Railway Co.......................  9,792    646,076
    Canadian Natural Resources, Ltd.................... 53,582  1,550,663
    Canadian Oil Sands, Ltd............................ 22,249    137,448
    Canadian Pacific Railway, Ltd......................  2,100    366,807
#   Canadian Tire Corp., Ltd. Class A..................  2,595    239,323
    Canadian Utilities, Ltd. Class A...................  1,500     49,732
    Canadian Western Bank..............................  7,735    156,867
    Canam Group, Inc. Class A..........................  3,400     29,834
    CanElson Drilling, Inc.............................  8,349     21,222
#   Canexus Corp....................................... 14,560     27,156
*   Canfor Corp........................................  5,377    134,351
    Canfor Pulp Products, Inc..........................  1,300     16,113
    CanWel Building Materials Group, Ltd...............  1,900      8,493
    Canyon Services Group, Inc.........................  2,376     13,182
    Capital Power Corp.................................  4,730     94,138
#   Capstone Infrastructure Corp.......................  8,300     22,012

                                     1112

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
*   Capstone Mining Corp............................... 28,700 $ 26,200
    Cascades, Inc......................................  8,000   49,422
*   Catamaran Corp.....................................  3,287  164,054
    CCL Industries, Inc. Class B.......................  1,085  112,155
*   Celestica, Inc..................................... 19,183  214,658
    Cenovus Energy, Inc................................ 27,592  521,213
    Centerra Gold, Inc................................. 17,742  106,393
*   Cequence Energy, Ltd............................... 18,004   12,327
    Cervus Equipment Corp..............................  1,200   18,066
*   CGI Group, Inc. Class A............................  8,717  345,193
*   China Gold International Resources Corp., Ltd......  8,852   15,117
#   CI Financial Corp..................................  4,400  112,190
#   Cineplex, Inc......................................  2,100   74,682
    Clearwater Seafoods, Inc...........................  1,677   18,397
#   Cogeco Cable, Inc..................................  1,491   85,656
    Cogeco, Inc........................................    395   18,496
    Colabor Group, Inc.................................    500    1,299
    COM DEV International, Ltd.........................  6,741   20,477
    Computer Modelling Group, Ltd......................  3,700   31,971
    Constellation Software, Inc........................    700  193,958
*   Copper Mountain Mining Corp........................ 11,097    8,646
#   Corus Entertainment, Inc. Class B..................  7,248  123,034
    Cott Corp.(22163N106)..............................  5,107   38,813
    Cott Corp.(2228952)................................  3,356   25,513
#   Crescent Point Energy Corp.(B67C8W8)...............  4,478  106,426
    Crescent Point Energy Corp.(22576C101).............  5,908  140,265
*   Crew Energy, Inc...................................  9,900   40,747
*   DeeThree Exploration, Ltd..........................  8,400   36,556
*   Delphi Energy Corp.................................  8,492    7,819
#*  Denison Mines Corp.................................  3,500    3,002
*   Descartes Systems Group, Inc. (The)................    100    1,528
    DH Corp............................................  3,129   87,391
#   DirectCash Payments, Inc...........................  2,293   32,716
    Dollarama, Inc.....................................  2,800  132,982
*   Dominion Diamond Corp..............................  8,601  142,777
    Dorel Industries, Inc. Class B.....................  2,894   82,923
*   Dundee Precious Metals, Inc........................  6,718   18,927
    Eldorado Gold Corp.(2307873)....................... 42,001  201,626
    Eldorado Gold Corp.(284902103).....................  7,243   34,622
#   Emera, Inc.........................................  1,600   52,355
    Empire Co., Ltd....................................  1,265   92,085
#   Enbridge Income Fund Holdings, Inc.................  4,800  155,517
    Enbridge, Inc.(29250N105)..........................  6,108  295,810
    Enbridge, Inc.(2466149)............................  2,200  106,563
    Encana Corp........................................ 66,519  814,193
*   Endeavour Mining Corp.............................. 38,500   18,179
*   Endeavour Silver Corp.(29258Y103)..................  4,949   13,560
*   Endeavour Silver Corp.(2980003)....................  5,300   14,557
    Enerflex, Ltd......................................  7,051   88,783
*   Energy Fuels, Inc..................................  2,154    9,781
    Enerplus Corp...................................... 11,838  116,012
    Enghouse Systems, Ltd..............................    577   18,386
    Ensign Energy Services, Inc........................ 12,597   87,337

                                     1113

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
#*  Epsilon Energy, Ltd................................  5,703 $ 17,863
#*  Essential Energy Services Trust.................... 19,400   20,000
    Evertz Technologies, Ltd...........................  1,400   20,107
#   Exchange Income Corp...............................    200    3,483
    Exco Technologies, Ltd.............................  1,111   11,716
#   Extendicare, Inc...................................  5,400   28,982
    Fairfax Financial Holdings, Ltd....................    590  313,410
    Fiera Capital Corp.................................  2,200   21,468
    Finning International, Inc.........................  9,300  153,329
    First Capital Realty, Inc..........................  3,151   48,404
#*  First Majestic Silver Corp.........................  7,108   43,999
    First Quantum Minerals, Ltd........................ 12,795  116,703
    FirstService Corp..................................  1,720   90,076
#   Fortis, Inc........................................  3,700  122,033
*   Fortuna Silver Mines, Inc.(2383033)................  7,299   35,384
*   Fortuna Silver Mines, Inc.(349915108)..............  1,312    6,337
#   Genworth MI Canada, Inc............................  3,077   76,568
    George Weston, Ltd.................................  2,634  208,780
    Gibson Energy, Inc.................................  5,784  102,917
    Gildan Activewear, Inc.............................  1,502   87,672
    Gluskin Sheff + Associates, Inc....................  1,900   39,594
    GMP Capital, Inc...................................  2,900   11,982
    Goldcorp, Inc...................................... 15,899  382,053
#*  Golden Star Resources, Ltd......................... 12,402    3,904
*   Gran Tierra Energy, Inc.(38500T101)................  2,706    5,791
*   Gran Tierra Energy, Inc.(B2PPCS5).................. 11,198   24,234
#*  Great Panther Silver, Ltd..........................    753      533
    Great-West Lifeco, Inc.............................  3,224   81,723
*   Heroux-Devtek, Inc.................................  2,214   19,689
    High Liner Foods, Inc..............................    925   16,415
#   Horizon North Logistics, Inc.......................  4,600    7,819
    HudBay Minerals, Inc.(B05BDX1).....................  7,449   54,225
    HudBay Minerals, Inc.(B05BQ98)..................... 19,343  138,302
    Hudson's Bay Co....................................  4,500   82,939
    Husky Energy, Inc.................................. 11,600  249,673
*   IAMGOLD Corp.(2446646)............................. 32,507   86,979
*   IAMGOLD Corp.(450913108)...........................  4,292   11,460
#   IGM Financial, Inc.................................  1,000   34,320
#*  Imax Corp..........................................  4,098  136,586
#*  Imperial Metals Corp...............................  1,400    9,861
    Imperial Oil, Ltd.................................. 11,227  416,634
#   Industrial Alliance Insurance & Financial
      Services, Inc....................................  6,818  217,090
#   Innergex Renewable Energy, Inc.....................  6,600   61,912
    Intact Financial Corp..............................  2,100  140,342
#   Inter Pipeline, Ltd................................  2,900   75,404
*   Interfor Corp......................................  6,340  110,764
    Intertape Polymer Group, Inc.......................  3,400   50,169
#*  Ithaca Energy, Inc................................. 13,625   12,974
    Jean Coutu Group PJC, Inc. (The) Class A...........  3,200   64,191
#   Just Energy Group, Inc.(B63MCN1)...................  6,298   31,968
    Just Energy Group, Inc.(B693818)...................  4,023   20,356
    K-Bro Linen, Inc...................................    600   22,736
    Keyera Corp........................................  1,244   73,424

                                     1114

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
#   Killam Properties, Inc.............................  4,400 $ 38,470
*   Kinross Gold Corp.(B03Z841)........................ 29,899  101,412
*   Kinross Gold Corp.(496902404)...................... 27,330   92,649
#*  Kirkland Lake Gold, Inc............................  6,317   22,420
*   Knight Therapeutics, Inc...........................    400    2,553
#*  Lake Shore Gold Corp............................... 32,305   28,982
    Laurentian Bank of Canada..........................  2,841  104,657
*   Legacy Oil + Gas, Inc.............................. 12,424   15,057
#   Leisureworld Senior Care Corp......................  2,400   27,141
    Leon's Furniture, Ltd..............................  1,700   25,620
*   Leucrotta Exploration, Inc.........................  1,600    1,196
#   Lightstream Resources, Ltd......................... 12,084    7,227
    Linamar Corp.......................................  3,300  189,035
    Loblaw Cos., Ltd...................................  2,592  128,794
#   Long Run Exploration, Ltd..........................  7,084    5,909
    Lucara Diamond Corp................................ 16,596   27,427
*   Lundin Mining Corp................................. 28,256  100,509
    MacDonald Dettwiler & Associates, Ltd..............  1,100   80,801
    Magellan Aerospace Corp............................    993   10,432
    Magna International, Inc...........................  3,199  307,168
    Major Drilling Group International, Inc............  6,620   35,426
    Mandalay Resources Corp............................ 25,500   18,663
#   Manitoba Telecom Services, Inc.....................  2,728   55,067
    Manulife Financial Corp............................ 35,723  574,426
    Maple Leaf Foods, Inc..............................  7,700  123,496
    Martinrea International, Inc.......................  7,667   56,898
    Medical Facilities Corp............................  1,900   29,292
*   MEG Energy Corp....................................  4,243   64,712
    Melcor Developments, Ltd...........................    200    2,674
    Methanex Corp......................................  8,906  392,755
    Metro, Inc.........................................  7,159  566,545
    Morneau Shepell, Inc...............................  3,900   52,544
#   MTY Food Group, Inc................................    100    2,748
#   Mullen Group, Ltd..................................  8,635  138,560
#   National Bank of Canada............................ 10,374  360,931
    Nevsun Resources, Ltd.............................. 20,561   71,034
#   New Flyer Industries, Inc..........................  3,976   42,930
*   New Gold, Inc.(644535106)..........................  4,011   17,488
*   New Gold, Inc.(2826947)............................ 33,898  148,589
#   Newalta Corp.......................................  4,747   49,499
#*  Niko Resources, Ltd................................  3,600      694
    Norbord, Inc.......................................  1,000   22,255
    North American Energy Partners, Inc................  2,400    7,152
#*  North American Palladium, Ltd......................  3,301      559
    North West Co., Inc. (The).........................  2,168   45,315
#   Northland Power, Inc...............................  5,527   74,378
#*  Novagold Resources, Inc............................  5,135   19,518
*   NuVista Energy, Ltd................................ 10,700   60,123
*   OceanaGold Corp.................................... 18,166   40,029
    Onex Corp..........................................  1,700   93,315
    Open Text Corp.....................................  1,994  113,000
    Osisko Gold Royalties, Ltd.........................  1,227   16,508
    Pacific Rubiales Energy Corp....................... 23,185   53,825

                                     1115

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
CANADA -- (Continued)
*   Painted Pony Petroleum, Ltd........................  5,400 $   29,195
    Pan American Silver Corp........................... 18,080    210,813
#*  Paramount Resources, Ltd. Class A..................  1,000     22,436
*   Parex Resources, Inc............................... 11,521     62,379
#   Parkland Fuel Corp.................................  4,500     77,520
    Pason Systems, Inc.................................  4,305     60,677
    Pembina Pipeline Corp..............................  4,402    136,682
    Pengrowth Energy Corp.(70706P104)..................  4,002     10,725
#   Pengrowth Energy Corp.(B67M828).................... 26,323     70,432
    Penn West Petroleum, Ltd........................... 20,635     30,746
*   Performance Sports Group, Ltd......................  1,200     22,362
#   Peyto Exploration & Development Corp...............  4,600    116,204
#   PHX Energy Services Corp...........................  3,238     15,875
    Potash Corp. of Saskatchewan, Inc..................  8,301    303,319
    Precision Drilling Corp............................ 19,847    101,220
#   Premium Brands Holdings Corp.......................  1,100     21,200
*   Primero Mining Corp.(74164W106)....................  9,167     36,851
#*  Primero Mining Corp.(B4Z8FV2)......................  3,700     14,850
    Progressive Waste Solutions, Ltd................... 10,870    310,012
#   Pulse Seismic, Inc.................................  4,200     10,048
    Quebecor, Inc. Class B.............................  3,100     77,701
    Reitmans Canada, Ltd. Class A......................  2,100     13,386
*   Restaurant Brands International, Inc...............  1,721     66,581
    Richelieu Hardware, Ltd............................    636     29,650
    Ritchie Bros Auctioneers, Inc......................  2,701     67,525
*   RMP Energy, Inc.................................... 14,035     47,825
*   Rock Energy, Inc...................................  4,000      7,398
#   Rocky Mountain Dealerships, Inc....................  3,078     20,105
    Rogers Communications, Inc. Class B................  4,076    145,228
#   Rogers Sugar, Inc..................................  6,720     24,168
    RONA, Inc.......................................... 10,696    107,659
    Royal Bank of Canada............................... 22,306  1,262,297
#   Russel Metals, Inc.................................  4,792     88,320
#*  Sandstorm Gold, Ltd................................  4,900     19,743
*   Sandvine Corp......................................  7,400     18,868
    Saputo, Inc........................................  5,050    145,217
    Savanna Energy Services Corp.......................  8,000     14,165
*   Scorpio Mining Corp................................  4,800        755
#*  Sears Canada, Inc..................................  1,813     16,979
    Secure Energy Services, Inc........................  4,716     54,742
*   SEMAFO, Inc........................................ 26,799     93,850
    Shaw Communications, Inc. Class B.................. 10,419    241,096
    ShawCor, Ltd.......................................  5,770    158,474
    Sherritt International Corp........................ 24,429     41,141
#*  Sierra Wireless, Inc...............................  1,995     72,039
*   Silver Standard Resources, Inc.....................  7,380     45,535
    Silver Wheaton Corp................................ 10,507    241,346
    SNC-Lavalin Group, Inc.............................  3,454    114,300
*   Solium Capital, Inc................................  1,700      8,990
#   Sprott, Inc........................................ 16,800     37,019
#   Spyglass Resources Corp............................  3,710        818
    Stantec, Inc.......................................  3,374     82,865
    Stella-Jones, Inc..................................  1,300     37,117

                                     1116

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
CANADA -- (Continued)
    Stuart Olson, Inc..................................  1,300 $    6,588
    Student Transportation, Inc.(86388A108)............    700      3,878
#   Student Transportation, Inc.(B1FQZ15)..............  7,899     43,887
    Sun Life Financial, Inc............................ 11,897    363,691
    Suncor Energy, Inc................................. 71,552  2,132,965
*   SunOpta, Inc.(2817510).............................  1,492     15,640
*   SunOpta, Inc.(8676EP108)...........................  1,100     11,506
#   Superior Plus Corp................................. 12,114    116,307
#   Surge Energy, Inc.................................. 14,851     30,036
#*  TAG Oil, Ltd.......................................  1,089      1,234
    Talisman Energy, Inc............................... 19,555    147,054
*   Taseko Mines, Ltd.................................. 11,862      8,495
    Teck Resources, Ltd. Class B....................... 19,154    246,704
    TELUS Corp.........................................  2,698     92,541
*   Tembec, Inc........................................  7,455     16,545
*   Teranga Gold Corp.................................. 50,000     24,789
*   Thompson Creek Metals Co., Inc.(884768102).........  6,318      8,087
*   Thompson Creek Metals Co., Inc.(2439806)...........  9,099     11,314
    Thomson Reuters Corp...............................  4,105    157,632
*   Timmins Gold Corp.................................. 18,699     20,455
#   TMX Group, Ltd.....................................  1,811     67,084
#   TORC Oil & Gas, Ltd................................  5,310     34,475
    Toromont Industries, Ltd...........................  4,211     91,531
    Toronto-Dominion Bank (The)........................ 29,506  1,175,224
#   Torstar Corp. Class B..............................  2,714     14,652
    Total Energy Services, Inc.........................  2,500     25,675
*   Tourmaline Oil Corp................................  3,696    101,638
#   TransAlta Corp..................................... 31,016    270,770
    TransCanada Corp...................................  6,706    298,283
    Transcontinental, Inc. Class A.....................  6,552     78,014
    TransForce, Inc....................................  7,177    162,890
    TransGlobe Energy Corp.(893662106).................    500      1,455
#   TransGlobe Energy Corp.(2470548)...................  1,000      2,912
    Trican Well Service, Ltd...........................  9,000     34,705
#   Trilogy Energy Corp................................  2,300     11,765
    Trinidad Drilling, Ltd............................. 11,700     39,316
*   Turquoise Hill Resources, Ltd.(900435108)..........  3,396      9,780
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)............ 23,699     68,820
#   Twin Butte Energy, Ltd............................. 13,668      7,745
    Uni-Select, Inc....................................  1,000     24,789
    Valener, Inc.......................................  2,500     33,308
#   Veresen, Inc.......................................  6,547     83,312
#   Vermilion Energy, Inc.(B607XS1)....................    600     26,428
    Vermilion Energy, Inc.(923725105)..................  2,873    125,837
    Vicwest, Inc.......................................  1,112     10,948
#   Wajax Corp.........................................  1,800     34,351
    West Fraser Timber Co., Ltd........................  1,800    103,379
    Western Energy Services Corp.......................  3,800     15,700
    Western Forest Products, Inc....................... 31,514     63,985
#   WesternOne, Inc....................................  3,720      7,699
    Westjet Airlines, Ltd..............................  1,307     31,392
    Westshore Terminals Investment Corp................  3,500     88,140
    Whistler Blackcomb Holdings, Inc...................  2,101     33,035

                                     1117

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------ -----------
CANADA -- (Continued)
#   Whitecap Resources, Inc............................ 20,655 $   201,722
    Wi-Lan, Inc........................................ 13,600      36,496
    Winpak, Ltd........................................    689      20,496
#   WSP Global, Inc....................................  3,300      89,259
    Yamana Gold, Inc.(98462Y100)....................... 14,406      59,209
    Yamana Gold, Inc.(2219279).........................  3,249      13,449
*   Yellow Pages, Ltd..................................  2,200      30,419
#   Zargon Oil & Gas, Ltd..............................    600       1,860
    ZCL Composites, Inc................................  1,726       7,987
                                                               -----------
TOTAL CANADA...........................................         37,108,563
                                                               -----------
CHINA -- (0.0%)
*   Technovator International, Ltd..................... 28,000      11,126
                                                               -----------
DENMARK -- (1.1%)
    ALK-Abello A.S.....................................    379      43,100
*   Alm Brand A.S......................................  9,122      47,226
#   Ambu A.S. Class B..................................  1,508      32,033
*   Auriga Industries A.S. Class B.....................  1,430      67,667
#*  Bang & Olufsen A.S.................................  2,210      15,284
*   Bavarian Nordic A.S................................  1,841      56,694
    Chr Hansen Holding A.S.............................  6,027     250,451
    Coloplast A.S. Class B.............................  1,093      86,156
#   D/S Norden A.S.....................................  2,616      54,104
    Danske Bank A.S....................................  8,404     217,515
    Dfds A.S...........................................    684      65,949
    DSV A.S............................................ 14,670     462,071
    East Asiatic Co., Ltd. A.S.........................    260       2,054
#   FLSmidth & Co. A.S.................................  2,730     115,343
*   Genmab A.S.........................................  2,143     143,596
    GN Store Nord A.S.................................. 11,768     263,814
    H Lundbeck A.S.....................................  3,462      70,312
    IC Companys A.S....................................    908      19,470
*   Jyske Bank A.S.....................................  4,172     188,838
    NKT Holding A.S....................................    891      45,768
    Novozymes A.S. Class B.............................  6,091     277,777
    Pandora A.S........................................  2,711     193,803
    PER Aarsleff A.S. Class B..........................    239      53,724
    Ringkjoebing Landbobank A.S........................    163      30,651
    Rockwool International A.S. Class B................    522      55,740
    Schouw & Co........................................  1,030      47,801
    SimCorp A.S........................................  2,126      61,787
    Solar A.S. Class B.................................    239      10,557
    Spar Nord Bank A.S.................................  3,872      34,911
*   Sydbank A.S........................................  2,665      75,071
    TDC A.S............................................ 56,153     415,577
*   Topdanmark A.S.....................................  6,592     220,585
    Tryg A.S...........................................    623      72,950
#   United International Enterprises...................    225      33,734
*   Vestas Wind Systems A.S............................  5,980     232,345

                                     1118

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
DENMARK -- (Continued)
*   William Demant Holding A.S.........................  1,238 $   93,958
                                                               ----------
TOTAL DENMARK..........................................         4,158,416
                                                               ----------
FINLAND -- (1.3%)
    Aktia Bank Oyj.....................................  1,256     14,170
    Amer Sports Oyj.................................... 11,474    218,834
    Aspo Oyj...........................................  3,410     26,560
    BasWare Oyj........................................    260     11,142
    Cargotec Oyj.......................................  3,329    106,637
    Caverion Corp......................................  3,326     31,087
    Citycon Oyj........................................ 16,869     57,195
    Elektrobit Oyj.....................................  3,951     18,284
    Elisa Oyj.......................................... 11,881    316,033
    F-Secure Oyj.......................................  5,330     13,780
*   Finnair Oyj........................................  5,464     20,334
#   Fiskars Oyj Abp....................................  2,550     53,543
    Fortum Oyj......................................... 27,350    583,396
    HKScan Oyj Class A.................................  4,861     21,170
    Huhtamaki Oyj......................................  8,876    243,338
    Kemira Oyj.........................................  9,182    105,050
    Kesko Oyj Class A..................................  1,108     38,700
    Kesko Oyj Class B..................................  5,766    210,703
#   Konecranes Oyj.....................................  5,042    153,606
    Lassila & Tikanoja Oyj.............................  3,369     67,479
    Metsa Board Oyj.................................... 15,474     92,462
    Neste Oil Oyj...................................... 13,445    373,884
#   Nokian Renkaat Oyj................................. 10,979    270,578
*   Oriola-KD Oyj Class B..............................  7,189     29,304
#*  Outokumpu Oyj...................................... 16,237     87,849
#   Outotec Oyj........................................ 18,535    107,330
    PKC Group Oyj......................................  1,929     41,925
#   Ponsse Oy..........................................  1,526     21,397
*   Poyry Oyj..........................................    493      1,621
    Raisio Oyj Class V.................................  9,852     47,335
    Ramirent Oyj.......................................  7,461     61,603
    Sampo Oyj Class A..................................  5,345    258,868
    Sanoma Oyj.........................................  8,774     55,251
#   Stockmann Oyj Abp..................................    832      5,773
    Technopolis Oyj....................................  5,409     24,518
    Tieto Oyj..........................................  6,187    152,041
    Tikkurila Oyj......................................  1,512     27,282
    UPM-Kymmene Oyj.................................... 40,895    718,827
    Uponor Oyj.........................................  3,579     54,540
    Vaisala Oyj Class A................................    133      3,400
#   YIT Oyj............................................  4,403     25,645
                                                               ----------
TOTAL FINLAND..........................................         4,772,474
                                                               ----------
FRANCE -- (7.2%)
    Accor SA...........................................  2,714    134,932
    Aeroports de Paris.................................    251     30,116
    Air Liquide SA.....................................  2,618    330,047
    Akka Technologies SA...............................    683     24,753

                                     1119

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
FRANCE -- (Continued)
    Albioma SA.........................................  2,515 $   46,735
    Alten SA...........................................  2,540    106,386
    Altran Technologies SA............................. 13,978    123,712
    April SA...........................................  1,193     14,824
    Arkema SA..........................................  5,892    420,303
    Assystem...........................................    402      7,859
    AtoS...............................................  6,663    489,929
    AXA SA............................................. 41,569    972,380
*   Beneteau SA........................................    497      7,241
    BioMerieux.........................................  1,213    132,514
    BNP Paribas SA..................................... 16,276    854,577
    Boiron SA..........................................    620     63,413
    Bollore SA......................................... 24,656    106,118
    Bonduelle S.C.A....................................  1,111     25,040
    Bongrain SA........................................    249     15,162
    Bureau Veritas SA..................................  4,554     96,435
    Burelle SA.........................................     39     29,021
    Cap Gemini SA......................................  2,275    165,120
    Carrefour SA....................................... 19,201    601,679
    Casino Guichard Perrachon SA.......................  3,489    316,530
*   Cegedim SA.........................................    334     12,109
#*  CGG SA.............................................  2,028     11,235
*   Chargeurs SA.......................................  1,522      8,804
    Christian Dior SA..................................    907    155,994
    Cie de Saint-Gobain................................ 12,162    518,109
*   Cie des Alpes......................................    283      5,055
    Cie Generale des Etablissements Michelin...........  9,557    930,679
*   Club Mediterranee SA...............................    316      8,806
    CNP Assurances.....................................  7,115    124,907
    Credit Agricole SA................................. 15,833    187,774
    Danone SA..........................................  4,415    296,294
    Dassault Systemes SA...............................    812     50,178
    Derichebourg SA.................................... 13,919     54,111
    Edenred............................................  7,604    218,544
    Eiffage SA.........................................  4,223    205,608
    Electricite de France SA........................... 11,210    303,891
#*  Eramet.............................................    319     25,548
    Essilor International SA...........................  3,795    422,654
*   Esso SA Francaise..................................     70      2,896
*   Etablissements Maurel et Prom......................  6,911     55,823
    Euler Hermes Group.................................  1,002     98,124
    Eurofins Scientific SE.............................    467    119,975
    European Aeronautic Defence and Space Co. NV.......  3,364    179,234
    Eutelsat Communications SA.........................  6,686    229,687
    Faiveley Transport SA..............................    228     13,831
    Faurecia...........................................  6,780    272,328
    Fimalac............................................    134     10,562
    GDF Suez........................................... 66,707  1,479,453
    GL Events..........................................    119      2,216
    Groupe Crit........................................    361     15,840
    Groupe Eurotunnel SE............................... 12,743    171,096
*   Groupe Fnac........................................     60      3,009
    Guerbet............................................    417     15,497

                                     1120

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
FRANCE -- (Continued)
    Haulotte Group SA..................................  1,255 $   18,624
#   Hermes International...............................    198     67,195
*   Hi-Media SA........................................  6,699     17,411
    Iliad SA...........................................    539    125,191
    Imerys SA..........................................  2,646    191,055
#   Ingenico...........................................  1,706    178,350
    Interparfums SA....................................    271      7,998
    Ipsen SA...........................................  1,703     86,673
    IPSOS..............................................  1,229     32,023
    Jacquet Metal Service..............................  1,075     18,750
    JCDecaux SA........................................  3,488    125,500
    Kering.............................................  2,404    485,039
    Korian-Medica......................................  1,898     71,775
    L'Oreal SA.........................................  1,109    198,294
    Lagardere SCA......................................  8,739    239,020
*   Le Noble Age.......................................    495     11,147
    Lectra.............................................  1,033     11,620
    Legrand SA.........................................  4,560    244,440
    LISI...............................................  2,076     51,558
    LVMH Moet Hennessy Louis Vuitton SA................  3,279    527,343
*   Manitou BF SA......................................    323      4,742
    Mersen.............................................    323      7,630
    Metropole Television SA............................  2,867     52,419
    MGI Coutier........................................    680     10,332
    Montupet...........................................    560     44,441
    Natixis SA......................................... 25,834    164,304
#   Naturex............................................    203     10,622
#   Neopost SA.........................................  3,101    160,895
*   Nexans SA..........................................  2,620     82,519
    Nexity SA..........................................  3,074    121,041
    Norbert Dentressangle SA...........................    387     57,097
*   NRJ Group..........................................    384      2,877
    Orange SA.......................................... 79,376  1,396,468
    Orpea..............................................  1,027     66,762
*   Parrot SA..........................................    437      9,373
*   Peugeot SA......................................... 40,786    587,906
*   Pierre & Vacances SA...............................    349      9,958
    Plastic Omnium SA..................................  3,689    105,910
    PSB Industries SA..................................    175      7,993
    Publicis Groupe SA.................................  2,821    210,778
    Rallye SA..........................................  2,374     89,016
    Rexel SA........................................... 19,677    367,639
    Rubis SCA..........................................  2,428    140,811
    Saft Groupe SA.....................................  1,949     62,168
    SCOR SE............................................  9,582    298,287
    SEB SA.............................................  2,097    143,503
    SES SA.............................................  6,294    229,280
    Societe BIC SA.....................................    972    138,204
    Societe d'Edition de Canal +.......................  5,826     39,244
    Societe Generale SA................................ 16,701    670,651
    Societe Television Francaise 1.....................  8,654    136,230
#   Sodexo SA..........................................  1,628    161,521
#*  SOITEC............................................. 20,285     20,129

                                     1121

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------ -----------
FRANCE -- (Continued)
*   Solocal Group...................................... 35,683 $    29,951
    Somfy SA...........................................    112      28,431
    Sopra Steria Group.................................    931      72,457
    Stallergenes SA....................................    167       9,938
#*  Ste Industrielle d'Aviation Latecoere SA...........    777       9,904
    Stef SA............................................    571      32,911
#   STMicroelectronics NV(2430025).....................  3,197      26,535
    STMicroelectronics NV(5962332)..................... 48,462     402,398
*   Store Electronic...................................    567       8,039
    Suez Environnement Co..............................  9,586     176,213
    Synergie SA........................................    618      13,485
*   Technicolor SA..................................... 10,441      62,372
    Technip SA.........................................  5,238     305,882
    Teleperformance....................................  3,211     230,055
    Tessi SA...........................................     32       3,241
    Thermador Groupe...................................    236      18,937
    Total Gabon........................................     46      15,802
    Total SA........................................... 59,697   3,064,281
    Total SA Sponsored ADR.............................  6,978     359,437
    Trigano SA.........................................  1,173      35,011
*   UBISOFT Entertainment.............................. 11,371     228,254
    Valeo SA...........................................  3,128     441,053
    Vallourec SA.......................................  7,683     166,698
    Veolia Environnement SA............................ 11,422     209,241
    Veolia Environnement SA ADR........................  1,130      20,622
    Vicat..............................................    986      69,248
    Vilmorin & Cie SA..................................    609      53,556
    Vinci SA........................................... 10,863     570,679
    Virbac SA..........................................    188      41,731
    Vivendi SA......................................... 18,552     438,706
    Zodiac Aerospace...................................  6,489     215,210
                                                               -----------
TOTAL FRANCE...........................................         27,004,731
                                                               -----------
GERMANY -- (5.6%)
    Aareal Bank AG.....................................  4,773     180,735
    Adidas AG..........................................  2,625     180,619
    Adler Modemaerkte AG...............................  1,392      20,137
*   ADVA Optical Networking SE.........................    893       2,952
#*  Aixtron SE.........................................  2,254      17,826
    Allianz SE.........................................  6,332   1,044,092
    Amadeus Fire AG....................................    146      10,861
    Aurubis AG.........................................  3,095     167,790
    Axel Springer SE...................................  2,313     142,227
    BASF SE............................................ 10,367     927,200
    Bayerische Motoren Werke AG........................ 11,070   1,287,337
    BayWa AG...........................................    856      33,671
    Bechtle AG.........................................  1,113      94,056
    Bertrandt AG.......................................    281      36,934
    Bijou Brigitte AG..................................    144       8,676
    Bilfinger SE.......................................  1,770      92,470
    Biotest AG.........................................    358      39,784
    Borussia Dortmund GmbH & Co. KGaA..................  7,877      35,483
    Brenntag AG........................................  5,350     291,228

                                     1122

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
GERMANY -- (Continued)
    CANCOM SE..........................................     931 $   39,821
    Carl Zeiss Meditec AG..............................   1,587     41,861
    Celesio AG.........................................   3,394    100,541
    CENIT AG...........................................     720      9,747
    CENTROTEC Sustainable AG...........................     278      4,147
    Cewe Stiftung & Co. KGAA...........................     599     35,112
    Comdirect Bank AG..................................   2,126     21,125
*   Commerzbank AG.....................................  22,412    268,704
    CompuGroup Medical AG..............................   1,461     37,790
    Continental AG.....................................   1,513    341,404
    CropEnergies AG....................................     700      2,138
    CTS Eventim AG & Co. KGaA..........................   2,474     70,763
#   Delticom AG........................................     534     10,281
    Deutsche Bank AG...................................  26,499    767,941
    Deutsche Boerse AG.................................   3,737    286,556
    Deutsche Telekom AG................................ 105,218  1,813,757
    Deutsche Wohnen AG.................................   9,840    255,605
*   Dialog Semiconductor P.L.C.........................   3,353    128,235
    DMG Mori Seiki AG..................................   5,319    174,226
    Dr Hoenle AG.......................................     513     10,413
    Draegerwerk AG & Co. KGaA..........................     215     17,211
    Drillisch AG.......................................   1,634     63,304
    Duerr AG...........................................   1,302    118,497
    E.ON SE............................................  28,577    442,370
    Eckert & Ziegler AG................................     144      3,417
    Elmos Semiconductor AG.............................   1,399     27,675
    ElringKlinger AG...................................   3,323    115,784
*   Euromicron AG......................................     463      5,921
#*  Evotec AG..........................................   4,707     19,421
    Fielmann AG........................................   1,208     82,111
    Fraport AG Frankfurt Airport Services Worldwide....   2,238    136,748
    Freenet AG.........................................   9,137    272,058
    Fresenius Medical Care AG & Co. KGaA...............   6,699    496,485
    Fuchs Petrolub SE..................................     929     35,084
    GEA Group AG.......................................   4,098    185,231
    Gerresheimer AG....................................   3,126    170,427
    Gerry Weber International AG.......................   1,999     77,018
    Gesco AG...........................................      44      3,450
    GFK SE.............................................   1,682     66,970
    GFT Technologies AG................................   1,156     17,754
    Grammer AG.........................................   1,462     58,142
*   H&R AG.............................................     304      2,309
    Hamburger Hafen und Logistik AG....................   2,912     59,827
    Hannover Rueck SE..................................   3,492    312,979
    HeidelbergCement AG................................   4,029    296,289
#*  Heidelberger Druckmaschinen AG.....................  19,276     45,251
    Henkel AG & Co. KGaA...............................     955     97,718
    Hochtief AG........................................   2,053    142,777
    Homag Group AG.....................................     206      8,040
    Hornbach Baumarkt AG...............................     657     23,946
    Hugo Boss AG.......................................   1,484    191,599
    Indus Holding AG...................................   1,784     77,816
    Infineon Technologies AG...........................  35,487    397,697

                                     1123

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
GERMANY -- (Continued)
    Isra Vision AG.....................................    295 $ 18,141
    Jenoptik AG........................................  3,479   46,550
*   Joyou AG...........................................    904   12,512
    K+S AG............................................. 11,521  363,755
*   Kloeckner & Co. SE.................................  8,201   84,498
*   Koenig & Bauer AG..................................    107    1,414
*   Kontron AG.........................................  4,757   28,123
    Krones AG..........................................  1,351  127,903
#   KUKA AG............................................  1,446   97,754
    KWS Saat AG........................................    118   36,059
    Lanxess AG.........................................  7,040  337,449
    Leoni AG...........................................  3,421  213,422
    Linde AG...........................................  3,149  603,255
#*  Manz AG............................................    353   25,284
*   Metro AG...........................................  8,822  271,466
    MLP AG.............................................  1,362    5,401
    MTU Aero Engines AG................................  3,556  325,327
    Muenchener Rueckversicherungs-Gesellschaft AG......  2,154  431,837
    Nemetschek AG......................................    391   40,813
*   Nordex SE..........................................  3,624   69,944
    Norma Group SE.....................................  2,762  136,963
    OHB AG.............................................    906   21,678
*   Osram Licht AG.....................................  5,004  230,025
*   Patrizia Immobilien AG.............................  3,197   56,053
    Pfeiffer Vacuum Technology AG......................    752   67,531
#   PNE Wind AG........................................  5,986   14,911
    Puma SE............................................    124   23,601
*   QIAGEN NV(5732825)................................. 13,325  304,865
*   QIAGEN NV(2437907).................................    526   12,061
    QSC AG.............................................  4,310    8,556
#   R Stahl AG.........................................    573   27,545
    Rational AG........................................    193   63,519
    RWE AG............................................. 29,856  828,188
    SAF-Holland SA.....................................  3,516   51,922
    Salzgitter AG......................................  3,042   82,927
    SAP SE.............................................  4,933  321,966
    SAP SE Sponsored ADR...............................    555   36,275
    Schaltbau Holding AG...............................    406   20,863
*   SGL Carbon SE......................................    739   11,733
    SHW AG.............................................    419   20,676
    Siemens AG.........................................  5,589  590,404
*   Singulus Technologies AG...........................  3,636    3,487
    Sixt SE............................................    929   35,997
#*  SMA Solar Technology AG............................    616    7,489
    Softing AG.........................................    978   16,207
    Software AG........................................  3,424   90,623
#*  Solarworld AG......................................     19      250
    Stada Arzneimittel AG..............................  5,855  181,541
    Stroeer Media SE...................................  1,459   42,467
#   Suedzucker AG......................................  6,462   81,255
*   Suss Microtec AG...................................  1,897    9,969
    Symrise AG.........................................  4,082  267,179
    Takkt AG...........................................  2,891   49,225

                                     1124

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
GERMANY -- (Continued)
*   Talanx AG..........................................   3,042 $    92,648
    Telefonica Deutschland Holding AG..................  32,668     181,235
#*  ThyssenKrupp AG....................................   9,025     234,457
*   Tom Tailor Holding AG..............................   1,823      22,383
    United Internet AG.................................   4,668     202,219
#   Vossloh AG.........................................     506      32,398
    VTG AG.............................................     964      23,141
#   Wacker Chemie AG...................................   1,546     165,536
    Wacker Neuson SE...................................   3,055      61,878
    Wincor Nixdorf AG..................................   1,766      80,931
    Wirecard AG........................................   1,516      67,764
    XING AG............................................     115      14,041
                                                                -----------
TOTAL GERMANY..........................................          21,143,060
                                                                -----------
HONG KONG -- (2.7%)
    AIA Group, Ltd..................................... 138,600     803,675
    APT Satellite Holdings, Ltd........................  21,500      29,242
    Asia Satellite Telecommunications Holdings, Ltd....   3,000      10,428
    ASM Pacific Technology, Ltd........................   8,800      79,496
    Bank of East Asia, Ltd.............................  59,600     247,645
    BOC Hong Kong Holdings, Ltd........................ 102,500     359,282
    Bonjour Holdings, Ltd.............................. 234,000      21,132
#*  Brightoil Petroleum Holdings, Ltd.................. 172,000      41,779
*   Burwill Holdings, Ltd.............................. 460,000      19,816
    Cafe de Coral Holdings, Ltd........................  16,000      58,897
    Cathay Pacific Airways, Ltd........................  72,000     167,428
    Cheung Kong Holdings, Ltd..........................  20,000     381,655
    Cheung Kong Infrastructure Holdings, Ltd...........   8,000      65,658
    Chevalier International Holdings, Ltd..............   4,000       6,865
#   China Electronics Corp. Holdings Co., Ltd..........  80,000      18,432
*   China Energy Development Holdings, Ltd............. 412,000       7,831
    Chong Hing Bank, Ltd...............................      94         212
    Chow Sang Sang Holdings International, Ltd.........  31,000      82,159
#   Chow Tai Fook Jewellery Group, Ltd.................  20,600      27,258
    CITIC Telecom International Holdings, Ltd.......... 148,000      45,740
    CK Life Sciences International Holdings, Inc....... 244,000      24,830
    CLP Holdings, Ltd..................................  15,500     138,577
    CSI Properties, Ltd................................ 390,000      15,032
    Dah Sing Banking Group, Ltd........................  27,328      45,592
    Dah Sing Financial Holdings, Ltd...................   8,520      49,056
    Dorsett Hospitality International, Ltd.............  46,000       7,594
    Emperor Watch & Jewellery, Ltd..................... 130,000       5,598
    Esprit Holdings, Ltd............................... 120,600     136,348
    Fairwood Holdings, Ltd.............................   5,500      13,746
    Far East Consortium International, Ltd.............  78,000      30,480
*   FIH Mobile, Ltd.................................... 188,000      83,631
    First Pacific Co., Ltd............................. 184,000     186,713
    Future Bright Holdings, Ltd........................  48,000      12,460
*   G-Resources Group, Ltd............................. 831,600      23,595
*   GCL New Energy Holdings, Ltd....................... 264,000      30,867
#   Giordano International, Ltd........................ 120,000      56,781
*   Global Brands Group Holding, Ltd...................  88,000      16,580
#   Haitong International Securities Group, Ltd........  58,000      36,536

                                     1125

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
HONG KONG -- (Continued)
    Hang Lung Group, Ltd...............................  24,000 $114,449
    Hang Lung Properties, Ltd..........................  56,000  163,937
    Hang Seng Bank, Ltd................................  17,500  306,054
    HKR International, Ltd.............................  44,800   23,012
    Hong Kong & China Gas Co., Ltd.....................  69,720  159,836
    Hong Kong Aircraft Engineering Co., Ltd............   1,600   17,680
    Hong Kong Exchanges and Clearing, Ltd..............   9,277  213,511
    Hongkong & Shanghai Hotels (The)...................  24,000   34,335
    Hongkong Chinese, Ltd..............................  30,000    5,259
    Hopewell Holdings, Ltd.............................  31,000  116,176
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd.............................................. 138,000   63,130
    Hutchison Whampoa, Ltd.............................  37,000  489,664
    Hysan Development Co., Ltd.........................  21,000  101,767
    IT, Ltd............................................  56,000   14,352
    Johnson Electric Holdings, Ltd.....................  26,875   97,770
    K Wah International Holdings, Ltd..................  75,463   40,715
    Kerry Logistics Network, Ltd.......................   7,000   10,677
    Kerry Properties, Ltd..............................  47,500  168,760
    Kowloon Development Co., Ltd.......................  32,000   37,335
    L'Occitane International SA........................  26,000   65,612
    Lai Sun Development Co., Ltd....................... 416,000    9,308
    Lee's Pharmaceutical Holdings, Ltd.................   9,000   13,538
    Li & Fung, Ltd.....................................  88,000   86,861
    Lifestyle International Holdings, Ltd..............  32,000   62,973
    Lippo China Resources, Ltd......................... 210,000    7,156
#   Liu Chong Hing Investment, Ltd.....................  16,000   19,733
    Luk Fook Holdings International, Ltd...............  33,000  123,098
    Magnificent Estates................................ 102,000    4,464
    Man Wah Holdings, Ltd..............................  70,400   60,023
#   Melco International Development, Ltd...............  42,000   83,732
#*  Midland Holdings, Ltd..............................  64,000   32,275
    Miramar Hotel & Investment.........................   4,000    5,069
*   Mongolian Mining Corp..............................  90,000    3,559
    MTR Corp., Ltd.....................................  25,000  110,751
    New World Development Co., Ltd..................... 203,953  243,688
#   Newocean Energy Holdings, Ltd......................  84,000   30,896
    NWS Holdings, Ltd..................................  53,883   99,726
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd.............................................. 320,000   19,808
    Orient Overseas International, Ltd.................  18,500  120,564
    Pacific Basin Shipping, Ltd........................  79,000   29,132
    Pacific Textile Holdings, Ltd......................  52,000   71,744
    PCCW, Ltd.......................................... 270,000  178,414
#   Pico Far East Holdings, Ltd........................  32,000    7,181
    Playmates Holdings, Ltd............................  14,000   13,600
#   Playmates Toys, Ltd................................  96,000   20,316
    Polytec Asset Holdings, Ltd........................ 160,000   21,613
    Power Assets Holdings, Ltd.........................   8,500   88,684
#   Prada SpA..........................................  10,900   63,927
    Regal Hotels International Holdings, Ltd...........  30,000   18,639
#   SA SA International Holdings, Ltd..................  66,000   42,550
    Samsonite International SA.........................  75,300  228,526
    SAS Dragon Hldg, Ltd...............................  64,000   13,740
    SEA Holdings, Ltd..................................   8,000    5,368

                                     1126

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
HONG KONG -- (Continued)
    Shangri-La Asia, Ltd...............................  68,000 $    88,097
    Shenyin Wanguo HK, Ltd.............................  67,500      52,511
    Shun Tak Holdings, Ltd............................. 148,000      67,635
    Singamas Container Holdings, Ltd................... 136,000      21,898
    Sino Land Co., Ltd.................................  65,931     110,596
    Sitoy Group Holdings, Ltd..........................  24,000      15,778
    SmarTone Telecommunications Holdings, Ltd..........  38,000      66,625
*   SOCAM Development, Ltd.............................  12,000      10,905
    Soundwill Holdings, Ltd............................   6,000       9,735
    Stella International Holdings, Ltd.................  21,500      56,195
    Sun Hung Kai & Co., Ltd............................  59,000      52,900
    Sun Hung Kai Properties, Ltd.......................  28,196     458,089
    Swire Pacific, Ltd. Class A........................  15,000     200,874
    Swire Pacific, Ltd. Class B........................  17,500      42,752
    Swire Properties, Ltd..............................   5,400      17,441
    Techtronic Industries Co., Ltd.....................  46,500     151,858
    Television Broadcasts, Ltd.........................  30,700     190,762
    Texwinca Holdings, Ltd.............................  54,000      44,485
    Tradelink Electronic Commerce, Ltd................. 100,000      22,390
    Transport International Holdings, Ltd..............  14,400      35,507
    Trinity, Ltd.......................................  32,000       6,231
*   TSC Group Holdings, Ltd............................  51,000      12,836
*   United Laboratories International Holdings, Ltd.
      (The)............................................  58,000      28,418
    Value Partners Group, Ltd..........................  94,000      79,878
    Varitronix International, Ltd......................  38,000      25,901
    Victory City International Holdings, Ltd........... 156,000      22,212
    Vitasoy International Holdings, Ltd................  36,000      49,920
    VST Holdings, Ltd..................................  70,000      22,381
#   VTech Holdings, Ltd................................   6,200      87,116
    Wharf Holdings, Ltd. (The).........................  25,000     203,334
    Wheelock & Co., Ltd................................  33,000     187,132
    Xinyi Glass Holdings, Ltd.......................... 178,000      93,856
#   Xinyi Solar Holdings, Ltd..........................  44,000      12,143
    Yue Yuen Industrial Holdings, Ltd..................  45,500     170,776
                                                                -----------
TOTAL HONG KONG........................................          10,292,500
                                                                -----------
IRELAND -- (0.4%)
*   Bank of Ireland.................................... 454,176     136,693
    CRH P.L.C. Sponsored ADR...........................  27,790     670,850
    Dragon Oil P.L.C...................................   5,583      46,343
    FBD Holdings P.L.C.................................   1,219      15,136
    Glanbia P.L.C......................................   5,262      84,718
    Kerry Group P.L.C. Class A.........................   2,655     192,419
    Kingspan Group P.L.C...............................  10,971     198,229
    Smurfit Kappa Group P.L.C..........................  14,563     358,036
                                                                -----------
TOTAL IRELAND..........................................           1,702,424
                                                                -----------
ISRAEL -- (0.5%)
*   Africa Israel Investments, Ltd.....................  13,388      11,840
    Africa Israel Properties, Ltd......................     766       9,539
*   AL-ROV Israel, Ltd.................................     341       9,227
*   Allot Communications, Ltd..........................     721       6,555

                                     1127

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
ISRAEL -- (Continued)
    Amot Investments, Ltd..............................   6,144 $ 18,221
    Azrieli Group......................................   2,374   81,898
    Bank Hapoalim BM...................................  31,972  142,021
*   Bank Leumi Le-Israel BM............................  39,086  130,309
    Bezeq The Israeli Telecommunication Corp., Ltd.....  74,862  119,389
*   Cellcom Israel, Ltd................................   1,000    5,240
*   Ceragon Networks, Ltd..............................     170      162
*   Clal Biotechnology Industries, Ltd.................   6,520    5,741
*   Clal Insurance Enterprises Holdings, Ltd...........   1,499   21,668
*   Compugen, Ltd......................................     637    4,922
    Delek Automotive Systems, Ltd......................   2,031   19,459
    Delek Group, Ltd...................................     184   45,007
    Delta-Galil Industries, Ltd........................   1,086   31,165
    Direct Insurance Financial Investments, Ltd........   2,037   11,101
    Electra, Ltd.......................................     214   22,860
*   Energix-Renewable Energies, Ltd....................     372      169
*   Evogene, Ltd.......................................     341    2,818
*   EZchip Semiconductor, Ltd..........................   4,115   78,391
    First International Bank Of Israel, Ltd............   3,296   41,350
    Formula Systems 1985, Ltd..........................     580   12,051
    Fox Wizel, Ltd.....................................     845   19,226
    Frutarom Industries, Ltd...........................   1,837   57,562
    Harel Insurance Investments & Financial Services,
      Ltd..............................................  13,869   61,729
    Israel Chemicals, Ltd..............................   9,540   68,553
*   Israel Discount Bank, Ltd. Class A.................  61,872   96,668
    Ituran Location and Control, Ltd...................   1,042   21,611
*   Jerusalem Oil Exploration..........................     758   22,442
    Matrix IT, Ltd.....................................   3,922   17,857
*   Mazor Robotics, Ltd. Sponsored ADR.................   1,767   18,023
    Melisron, Ltd......................................   1,013   29,497
    Menorah Mivtachim Holdings, Ltd....................     256    2,252
    Migdal Insurance & Financial Holding, Ltd..........  30,414   36,210
*   Mivtach Shamir Holdings, Ltd.......................     361    8,114
*   Mizrahi Tefahot Bank, Ltd..........................  10,527  114,878
*   Naphtha Israel Petroleum Corp., Ltd................   3,347   17,018
    NICE Systems, Ltd. Sponsored ADR...................   2,676  130,990
*   Nitsba Holdings 1995, Ltd..........................   2,195   29,955
*   Oil Refineries, Ltd................................ 110,693   32,199
    Ormat Industries...................................   6,386   44,745
    Osem Investments, Ltd..............................   1,244   22,040
*   Partner Communications Co., Ltd. ADR...............   1,321    4,399
    Paz Oil Co., Ltd...................................     581   74,345
    Phoenix Holdings, Ltd. (The).......................     361    1,019
    Plasson Industries, Ltd............................     286    9,562
    Rami Levi Chain Stores Hashikma Marketing 2006,
      Ltd..............................................     443   17,494
    Shikun & Binui, Ltd................................  15,055   28,512
    Shufersal, Ltd.....................................   1,106    2,277
*   Strauss Group, Ltd.................................   1,469   21,516
*   Tower Semiconductor, Ltd.(6320605).................     392    5,926

                                     1128

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
ISRAEL -- (Continued)
#*  Tower Semiconductor, Ltd.(M87915274)...............   1,998 $   30,310
                                                                ----------
TOTAL ISRAEL...........................................          1,878,032
                                                                ----------
ITALY -- (2.6%)
    A2A SpA............................................  74,756     71,250
    ACEA SpA...........................................   2,769     31,127
#   Alerion Cleanpower SpA.............................   4,932     13,335
    Amplifon SpA.......................................   4,092     24,478
    Ansaldo STS SpA....................................   5,803     58,314
#*  Arnoldo Mondadori Editore SpA......................   3,717      3,875
    Ascopiave SpA......................................   4,239      9,115
    Assicurazioni Generali SpA.........................  11,292    238,324
#   Astaldi SpA........................................   4,543     28,879
    Atlantia SpA.......................................   7,765    199,849
*   Autogrill SpA......................................   7,415     63,345
    Azimut Holding SpA.................................   4,180     97,441
*   Banca Carige SpA...................................  74,959      5,019
    Banca Generali SpA.................................   3,409     95,233
    Banca IFIS SpA.....................................   1,607     27,646
*   Banca Monte dei Paschi di Siena SpA................ 112,072     50,668
*   Banca Popolare dell'Emilia Romagna SC..............  43,824    295,555
#*  Banca Popolare dell'Etruria e del Lazio SC.........  25,725     15,110
*   Banca Popolare di Milano Scarl..................... 393,346    314,863
    Banca Popolare di Sondrio SCARL....................  26,183    101,668
*   Banco Popolare SC..................................  23,880    301,360
*   BasicNet SpA.......................................   5,935     16,530
    Biesse SpA.........................................   1,697     23,319
    Brembo SpA.........................................   1,448     51,030
    Brunello Cucinelli SpA.............................   1,103     22,690
    Buzzi Unicem SpA...................................   8,557    105,050
    Cementir Holding SpA...............................   2,886     19,309
*   CIR-Compagnie Industriali Riunite SpA..............  11,847     13,074
    Credito Emiliano SpA...............................   6,372     49,577
*   Credito Valtellinese SC............................  89,368    100,560
    Danieli & C Officine Meccaniche SpA................     888     21,772
    Datalogic SpA......................................   1,853     20,795
    De'Longhi SpA......................................   3,469     62,534
    DiaSorin SpA.......................................   1,321     52,740
*   Ei Towers SpA......................................     425     21,090
    Enel Green Power SpA...............................  38,650     76,403
    Enel SpA...........................................  43,818    197,985
    Engineering SpA....................................     453     22,108
    Eni SpA............................................  76,520  1,287,723
    Eni SpA Sponsored ADR..............................   3,509    118,955
    ERG SpA............................................   2,876     34,244
    Esprinet SpA.......................................   4,821     32,967
    Falck Renewables SpA...............................  15,891     17,525
#*  Geox SpA...........................................   1,759      5,959
*   Gruppo Editoriale L'Espresso SpA...................  13,362     16,897
    Hera SpA...........................................  31,524     77,259
*   IMMSI SpA..........................................  14,941     10,732
    Industria Macchine Automatiche SpA.................     503     22,178
*   Intek Group SpA....................................  25,413      9,666

                                     1129

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
ITALY -- (Continued)
    Interpump Group SpA................................   4,256 $   60,662
    Intesa Sanpaolo SpA................................ 206,686    604,403
    Iren SpA...........................................  33,491     38,850
    Italcementi SpA....................................   6,693     46,079
    Italmobiliare SpA..................................     300      7,740
#*  Juventus Football Club SpA.........................  81,554     21,368
    Luxottica Group SpA................................   2,407    143,125
    Luxottica Group SpA Sponsored ADR..................     763     45,223
#*  Maire Tecnimont SpA................................   5,901     12,989
    MARR SpA...........................................   1,852     32,365
*   Mediaset SpA.......................................  26,759    121,515
    Mediobanca SpA.....................................  39,172    339,316
    Mediolanum SpA.....................................   5,835     41,493
    Parmalat SpA.......................................  10,626     30,090
#*  Piaggio & C SpA....................................   8,440     25,691
    Pirelli & C. SpA...................................   8,981    127,340
*   Prima Industrie SpA................................     595     10,066
    Prysmian SpA.......................................   9,063    167,652
    Recordati SpA......................................   5,274     87,162
    Reply SpA..........................................     331     25,608
*   Safilo Group SpA...................................   1,749     24,940
#*  Saipem SpA.........................................   8,346     75,086
*   Salini Impregilo SpA...............................  14,740     53,757
    Salvatore Ferragamo SpA............................   3,179     92,028
#*  Saras SpA..........................................  34,632     38,778
    SAVE SpA...........................................     670     10,064
    Snam SpA...........................................  26,210    128,242
    Societa Cattolica di Assicurazioni S.c.r.l.........   6,611     50,988
    Societa Iniziative Autostradali e Servizi SpA......   5,916     59,149
    SOL SpA............................................   2,335     18,473
*   Sorin SpA..........................................  19,891     46,161
#*  Telecom Italia SpA................................. 859,829    999,092
    Tenaris SA(2167367)................................     440     12,426
    Tenaris SA(7538515)................................   5,143     72,575
    Terna Rete Elettrica Nazionale SpA.................  49,443    216,774
#*  Tiscali SpA........................................ 259,219     15,794
#   Tod's SpA..........................................     403     41,410
    Trevi Finanziaria Industriale SpA..................   7,195     21,770
    UniCredit SpA......................................  64,462    380,020
    Unione di Banche Italiane SCPA.....................  56,482    388,500
    Unipol Gruppo Finanziario SpA......................  18,837     94,999
    UnipolSai SpA......................................  49,812    138,078
    Vittoria Assicurazioni SpA.........................   2,749     28,747
*   Yoox SpA...........................................   2,719     58,832
    Zignago Vetro SpA..................................   1,654     10,121
                                                                ----------
TOTAL ITALY............................................          9,622,666
                                                                ----------
JAPAN -- (19.5%)
    77 Bank, Ltd. (The)................................  20,000    110,609
    ABC-Mart, Inc......................................     600     29,930
    Accordia Golf Co., Ltd.............................   4,100     41,749
    Achilles Corp......................................  21,000     26,963
    Adastria Holdings Co., Ltd.........................   1,590     41,879

                                     1130

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    ADEKA Corp.........................................  5,000 $ 61,336
    Aderans Co., Ltd...................................  1,300   11,541
    Advantest Corp.....................................  3,900   49,479
#   Aeon Co., Ltd...................................... 50,766  536,192
    Aeon Delight Co., Ltd..............................  1,500   33,594
    Aeon Fantasy Co., Ltd..............................  1,100   14,742
    Ahresty Corp.......................................  2,700   14,683
    Ai Holdings Corp...................................  2,200   38,306
    Aica Kogyo Co., Ltd................................  3,100   69,002
    Aichi Bank, Ltd. (The).............................    700   34,348
    Aichi Steel Corp................................... 11,000   45,602
    Aida Engineering, Ltd..............................  2,800   27,682
    Ain Pharmaciez, Inc................................  1,500   48,343
    Air Water, Inc.....................................  9,000  154,856
    Aisan Industry Co., Ltd............................  1,800   15,693
    Aisin Seiki Co., Ltd............................... 11,000  384,292
    Ajinomoto Co., Inc.................................  6,000  123,645
#   Akebono Brake Industry Co., Ltd....................  6,400   22,597
    Akita Bank, Ltd. (The)............................. 13,000   36,048
    Alconix Corp.......................................  1,800   27,802
    Alfresa Holdings Corp.............................. 11,200  132,785
    Alinco, Inc........................................  1,300   13,402
#   Alpen Co., Ltd.....................................  1,800   26,441
    Alpine Electronics, Inc............................  3,200   49,489
    Alps Electric Co., Ltd.............................  7,300  151,968
    Amada Co., Ltd..................................... 11,000  100,254
    Amano Corp.........................................  4,700   49,955
    Amiyaki Tei Co., Ltd...............................    600   19,963
    ANA Holdings, Inc.................................. 17,000   46,949
    Anest Iwata Corp...................................  2,400   15,921
#   Anritsu Corp.......................................  9,500   62,288
    AOKI Holdings, Inc.................................  3,700   42,934
    Aomori Bank, Ltd. (The)............................ 19,000   56,149
    Aoyama Trading Co., Ltd............................  4,600  154,603
    Aozora Bank, Ltd................................... 21,000   76,423
    Arakawa Chemical Industries, Ltd...................  1,700   17,261
    Arata Corp.........................................  1,000    2,751
    Arcland Sakamoto Co., Ltd..........................  1,200   22,384
    Arcs Co., Ltd......................................  1,800   37,087
    Arisawa Manufacturing Co., Ltd.....................  3,400   25,892
#   Artnature, Inc.....................................    800    8,365
    As One Corp........................................    800   21,404
#   Asahi Co., Ltd.....................................  1,700   16,634
    Asahi Diamond Industrial Co., Ltd..................  3,200   32,626
#   Asahi Glass Co., Ltd............................... 26,000  138,320
    Asahi Holdings, Inc................................  1,800   26,713
    Asahi Intecc Co., Ltd..............................    600   31,799
    Asahi Kasei Corp................................... 60,000  592,564
    Asahi Organic Chemicals Industry Co., Ltd..........  8,000   19,748
    Asatsu-DK, Inc.....................................  2,400   60,037
    Asics Corp.........................................  1,400   34,355
    Atom Corp..........................................  2,200   16,501
    Autobacs Seven Co., Ltd............................  3,600   52,706

                                     1131

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
#   Avex Group Holdings, Inc...........................  4,000 $ 67,453
    Awa Bank, Ltd. (The)............................... 14,000   75,451
    Axial Retailing, Inc...............................    300    6,904
    Azbil Corp.........................................  3,700   91,933
    Bandai Namco Holdings, Inc.........................  3,500   70,865
    Bando Chemical Industries, Ltd.....................  2,000    7,280
#   Bank of Iwate, Ltd. (The)..........................  1,400   56,900
    Bank of Kyoto, Ltd. (The).......................... 19,000  159,290
    Bank of Nagoya, Ltd. (The)......................... 13,000   46,807
    Bank of Okinawa, Ltd. (The)........................  1,400   56,019
    Bank of Saga, Ltd. (The)........................... 10,000   22,828
    Bank of the Ryukyus, Ltd...........................  3,900   53,954
    Bank of Yokohama, Ltd. (The)....................... 29,000  156,480
    Belc Co., Ltd......................................  1,100   30,520
    Belluna Co., Ltd...................................  4,800   20,550
    Benefit One, Inc...................................  2,600   27,575
    Benesse Holdings, Inc..............................  3,200   95,692
#   Bic Camera, Inc....................................  5,500   62,339
    Bit-isle, Inc......................................  3,400   14,574
    BML, Inc...........................................    900   24,079
    Bookoff Corp.......................................  3,100   22,617
    Brother Industries, Ltd............................  5,800   99,330
    Bunka Shutter Co., Ltd.............................  4,000   32,320
    C Uyemura & Co., Ltd...............................    300   15,207
    Calbee, Inc........................................  1,300   50,765
    Calsonic Kansei Corp............................... 16,000   90,914
    Canon Electronics, Inc.............................    500    8,843
    Canon Marketing Japan, Inc.........................  3,200   58,147
    Canon, Inc......................................... 16,900  534,639
    Capcom Co., Ltd....................................  2,700   45,235
#   Casio Computer Co., Ltd............................  6,500  101,756
    Cawachi, Ltd.......................................  1,400   22,316
    Central Glass Co., Ltd............................. 17,000   71,391
    Central Japan Railway Co...........................  1,100  188,632
    Century Tokyo Leasing Corp.........................  3,400   80,386
    Chiba Bank, Ltd. (The)............................. 19,000  128,044
    Chiba Kogyo Bank, Ltd. (The).......................  1,000    6,817
    Chiyoda Co., Ltd...................................  1,200   25,530
    Chiyoda Integre Co., Ltd...........................    500    9,362
    Chori Co., Ltd.....................................    500    8,098
*   Chubu Electric Power Co., Inc......................  8,200  108,273
    Chubu Shiryo Co., Ltd..............................    800    4,471
    Chuetsu Pulp & Paper Co., Ltd......................  2,000    5,027
    Chugai Pharmaceutical Co., Ltd.....................  1,300   38,865
    Chugai Ro Co., Ltd.................................  2,000    4,654
    Chugoku Bank, Ltd. (The)...........................  9,600  136,558
    Chugoku Electric Power Co., Inc. (The).............  2,400   33,181
    Chugoku Marine Paints, Ltd.........................  3,000   26,407
    Chukyo Bank, Ltd. (The)............................  5,000    8,784
    Citizen Holdings Co., Ltd.......................... 19,900  158,844
    CKD Corp...........................................  2,900   27,624
    Cleanup Corp.......................................  2,800   20,720
#   CMIC Holdings Co., Ltd.............................  1,800   30,730

                                     1132

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
*   CMK Corp...........................................  1,500 $  4,241
#   Coca-Cola East Japan Co., Ltd......................  4,074   67,832
    Coca-Cola West Co., Ltd............................  5,400   77,238
    Cocokara fine, Inc.................................  1,300   32,212
#   COLOPL, Inc........................................  1,900   43,422
    COMSYS Holdings Corp...............................  5,400   73,463
    CONEXIO Corp.......................................  1,700   15,293
*   COOKPAD, Inc.......................................    600   24,014
    Corona Corp........................................  1,000    9,916
#   Cosmo Oil Co., Ltd................................. 58,000   78,200
    Cosmos Pharmaceutical Corp.........................    300   48,340
    CREATE SD HOLDINGS Co., Ltd........................  1,000   33,977
#   CROOZ, Inc.........................................    600   10,322
#   CTI Engineering Co., Ltd...........................  1,300   16,072
    DA Consortium, Inc.................................  5,400   22,932
    Dai Nippon Printing Co., Ltd....................... 15,000  134,901
    Dai Nippon Toryo Co., Ltd.......................... 21,000   27,121
    Dai-ichi Life Insurance Co., Ltd. (The)............ 13,900  186,227
#   Dai-ichi Seiko Co., Ltd............................  1,300   23,729
    Daibiru Corp.......................................  3,500   30,795
    Daicel Corp........................................ 13,000  161,631
    Daido Kogyo Co., Ltd...............................  5,000   10,596
    Daido Metal Co., Ltd...............................  3,000   28,158
    Daido Steel Co., Ltd............................... 20,000   78,338
    Daifuku Co., Ltd...................................  6,300   72,173
    Daihen Corp........................................  8,000   38,590
    Daiichi Jitsugyo Co., Ltd..........................  5,000   25,824
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd..............    300   11,969
    Daiichikosho Co., Ltd..............................  2,500   72,399
    Daiken Corp........................................  7,000   15,861
    Daikin Industries, Ltd.............................  1,900  132,213
    Daikokutenbussan Co., Ltd..........................  1,000   38,758
    Daikyo, Inc........................................ 12,000   17,734
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd..............................................  5,000   27,223
    Daio Paper Corp....................................  9,000   77,729
    Daisan Bank, Ltd. (The)............................  4,000    6,632
    Daiseki Co., Ltd...................................  1,800   30,521
    Daishi Bank, Ltd. (The)............................ 26,000   86,509
#   Daishinku Corp.....................................  3,000    8,730
    Daiso Co., Ltd.....................................  5,000   18,635
    Daito Pharmaceutical Co., Ltd......................  1,000   21,219
    Daito Trust Construction Co., Ltd..................  1,300  144,709
    Daiwa House Industry Co., Ltd......................  9,000  165,740
    Daiwa Securities Group, Inc........................ 27,000  196,176
    Daiwabo Holdings Co., Ltd.......................... 33,000   55,031
    DCM Holdings Co., Ltd..............................  7,200   48,038
#   Dena Co., Ltd...................................... 10,500  138,072
    Denki Kagaku Kogyo K.K............................. 33,000  130,024
    Denso Corp.........................................  3,300  145,986
    Dentsu, Inc........................................  2,400   98,569
    Denyo Co., Ltd.....................................    500    8,257
    Descente, Ltd......................................  1,000   11,335
    DIC Corp........................................... 60,000  148,548

                                     1133

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Disco Corp.........................................    900 $ 82,452
    DKS Co., Ltd.......................................  6,000   19,054
    DMG Mori Seiki Co., Ltd............................  6,600   85,608
    Don Quijote Holdings Co., Ltd......................  1,000   72,808
    Doshisha Co., Ltd..................................  1,600   24,974
    Doutor Nichires Holdings Co., Ltd..................  2,600   36,954
    Dowa Holdings Co., Ltd............................. 15,000  119,770
    Dr Ci:Labo Co., Ltd................................    900   30,920
    DTS Corp...........................................  1,700   35,684
    Dunlop Sports Co., Ltd.............................    400    4,431
    Eagle Industry Co., Ltd............................  2,400   44,700
#   Earth Chemical Co., Ltd............................    700   23,381
    East Japan Railway Co..............................  2,200  169,924
    Ebara Corp......................................... 26,000  100,007
#   EDION Corp.........................................  6,000   44,497
#   Ehime Bank, Ltd. (The)............................. 15,000   31,891
    Eidai Co., Ltd.....................................  3,000   11,527
    Eighteenth Bank, Ltd. (The)........................ 12,000   34,686
    Eiken Chemical Co., Ltd............................    400    6,214
    Eizo Corp..........................................    700   15,208
    Electric Power Development Co., Ltd................  2,100   76,501
    Elematec Corp......................................    600   13,182
#   Emori Group Holdings Co., Ltd......................  1,400   12,391
    en-japan, Inc......................................  1,300   18,888
#   Endo Lighting Corp.................................  1,300   14,608
#   Enplas Corp........................................  1,100   39,253
    EPS Holdings, Inc..................................  2,700   33,463
    Excel Co., Ltd.....................................  1,300   14,261
    Exedy Corp.........................................  1,900   41,783
    Ezaki Glico Co., Ltd...............................  2,000   81,919
    F-Tech, Inc........................................    400    3,948
#   F@N Communications, Inc............................  1,400   15,756
    FamilyMart Co., Ltd................................  3,000  129,941
    Fancl Corp.........................................  1,300   20,806
    FANUC Corp.........................................    800  134,351
    Fast Retailing Co., Ltd............................    400  148,390
    FCC Co., Ltd.......................................  2,900   55,135
    Ferrotec Corp......................................  3,400   17,106
#   FIDEA Holdings Co., Ltd............................ 16,700   29,733
    Financial Products Group Co., Ltd..................  2,600   36,693
    FINDEX, Inc........................................    600   35,348
    Foster Electric Co., Ltd...........................  2,000   37,571
#   FP Corp............................................  2,100   73,292
    France Bed Holdings Co., Ltd.......................  9,000   13,733
    Fudo Tetra Corp.................................... 13,200   26,941
    Fuji Co. Ltd/Ehime.................................  1,600   29,048
#   Fuji Corp., Ltd....................................  3,900   22,169
    Fuji Electric Co., Ltd............................. 50,000  213,810
#   Fuji Electronics Co., Ltd..........................  1,000   12,129
    Fuji Heavy Industries, Ltd.........................  4,800  173,123
    Fuji Kiko Co., Ltd.................................  3,000   13,670
#   Fuji Kyuko Co., Ltd................................  1,000   10,503
    Fuji Media Holdings, Inc...........................  3,700   46,511

                                     1134

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Fuji Oil Co. Ltd/Osaka.............................  3,600 $ 46,253
    Fuji Oil Co., Ltd..................................  8,000   23,852
    Fuji Seal International, Inc.......................  1,100   35,148
    Fuji Soft, Inc.....................................  1,100   22,013
    Fujibo Holdings, Inc...............................  9,000   23,720
    Fujicco Co., Ltd...................................  1,000   17,852
    FUJIFILM Holdings Corp.............................  6,600  223,065
    Fujikura Kasei Co., Ltd............................  3,000   14,574
#   Fujikura Rubber, Ltd...............................  2,100   14,213
    Fujikura, Ltd...................................... 29,000  120,484
    Fujimi, Inc........................................  1,800   27,954
    Fujimori Kogyo Co., Ltd............................  1,100   31,079
#*  Fujisash Co., Ltd.................................. 13,200   17,336
    Fujita Kanko, Inc..................................  7,000   27,712
    Fujitec Co., Ltd...................................  6,600   67,636
    Fujitsu Frontech, Ltd..............................  1,500   17,171
    Fujitsu General, Ltd...............................  6,000   58,853
    Fujitsu, Ltd....................................... 25,000  132,112
    FuKoKu Co., Ltd....................................  1,300   14,173
    Fukuda Corp........................................  2,000   15,887
    Fukui Bank, Ltd. (The)............................. 16,000   35,695
    Fukuoka Financial Group, Inc....................... 19,000   94,825
    Fukushima Bank, Ltd. (The)......................... 22,000   16,196
    Fukushima Industries Corp..........................  1,100   16,505
#   Fukuyama Transporting Co., Ltd..................... 11,000   61,507
#   Furukawa Battery Co, Ltd. (The)....................  4,000   32,770
#   Furukawa Electric Co., Ltd......................... 46,000   76,520
#   Furuno Electric Co., Ltd...........................  2,100   21,610
    Fuso Pharmaceutical Industries, Ltd................  1,000    2,567
    Futaba Industrial Co., Ltd.........................  5,000   24,971
    G-Tekt Corp........................................  2,200   20,961
#   Gakken Holdings Co., Ltd...........................  8,000   16,836
    GCA Savvian Corp...................................  2,700   27,180
    Gecoss Corp........................................  1,500   19,987
#   Geo Holdings Corp..................................  4,000   39,138
#   GLOBERIDE, Inc..................................... 18,000   29,159
    Glory, Ltd.........................................  3,600   94,343
    GMO internet, Inc..................................  4,200   34,678
#   Godo Steel, Ltd.................................... 12,000   19,311
    Goldcrest Co., Ltd.................................  1,000   15,585
#   Gree, Inc..........................................  9,900   56,396
    GS Yuasa Corp...................................... 31,000  139,900
    Gulliver International Co., Ltd....................  3,200   25,397
    Gun-Ei Chemical Industry Co., Ltd..................  8,000   23,095
#*  GungHo Online Entertainment, Inc...................  7,400   25,401
    Gunma Bank, Ltd. (The)............................. 21,000  138,075
    Gunze, Ltd......................................... 14,000   36,264
    Gurunavi, Inc......................................    800   12,766
    H2O Retailing Corp.................................  5,360   94,675
    Hachijuni Bank, Ltd. (The)......................... 25,000  164,749
    Hakuhodo DY Holdings, Inc..........................  7,500   74,546
    Hakuto Co., Ltd....................................  1,700   17,578
    Hamakyorex Co., Ltd................................  1,000   35,353

                                     1135

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
JAPAN -- (Continued)
    Hamamatsu Photonics K.K............................  1,200 $   56,540
    Hankyu Hanshin Holdings, Inc....................... 54,000    300,155
    Hanwa Co., Ltd..................................... 16,000     59,771
    Happinet Corp......................................  1,300     14,486
    Harmonic Drive Systems, Inc........................  1,800     28,524
    Haseko Corp........................................  9,400     76,375
    Hazama Ando Corp................................... 14,800     96,933
    Heiwa Real Estate Co., Ltd.........................  3,700     52,653
    Heiwado Co., Ltd...................................  2,800     59,364
    HI-LEX Corp........................................  1,300     37,244
    Hiday Hidaka Corp..................................  1,100     34,599
    Higashi Nihon House Co., Ltd.......................  5,000     21,836
    Higashi-Nippon Bank, Ltd. (The)....................  9,000     25,324
    Higo Bank, Ltd. (The).............................. 15,000     81,339
    Hikari Tsushin, Inc................................    500     28,731
    Hioki EE Corp......................................    300      4,513
    Hiramatsu, Inc.....................................  3,100     16,909
    Hiroshima Bank, Ltd. (The)......................... 29,000    144,251
    HIS Co., Ltd.......................................  2,400     82,295
    Hisamitsu Pharmaceutical Co., Inc..................    700     23,817
    Hitachi Koki Co., Ltd..............................  4,500     32,410
    Hitachi Kokusai Electric, Inc......................  5,000     67,959
    Hitachi Zosen Corp.................................  8,300     45,477
#   Hochiki Corp.......................................  2,000     15,143
    Hogy Medical Co., Ltd..............................    600     31,191
#*  Hokkaido Electric Power Co., Inc...................  5,900     47,658
    Hokkoku Bank, Ltd. (The)........................... 21,000     67,001
    Hokuetsu Bank, Ltd. (The).......................... 10,000     18,197
    Hokuetsu Industries Co., Ltd.......................  1,200     10,871
    Hokuetsu Kishu Paper Co., Ltd......................  7,000     32,969
    Hokuhoku Financial Group, Inc...................... 72,000    148,367
#   Hokuriku Electric Industry Co., Ltd................ 10,000     14,863
    Hokuriku Electric Power Co.........................  5,300     74,900
    Hokuto Corp........................................  1,700     31,289
    Honda Motor Co., Ltd............................... 37,200  1,122,501
    Honeys Co., Ltd....................................    950      8,471
#   Hoosiers Holdings Co., Ltd.........................  5,200     21,786
    Horiba, Ltd........................................  2,100     68,400
    Hoshizaki Electric Co., Ltd........................    700     35,489
    Hosokawa Micron Corp...............................  1,000      6,169
#   House Foods Group, Inc.............................  4,400     88,028
    Hoya Corp..........................................  2,900    112,382
    Hyakugo Bank, Ltd. (The)........................... 15,000     63,511
    Hyakujushi Bank, Ltd. (The)........................ 20,000     67,137
    I-Net Corp/Kanagawa................................  1,300      9,925
    Ibiden Co., Ltd....................................  8,900    133,797
    Ichibanya Co., Ltd.................................    100      4,146
    ICHINEN HOLDINGS Co., Ltd..........................  1,300     12,063
    Ichiyoshi Securities Co., Ltd......................  4,900     49,575
    Idec Corp..........................................  2,000     17,644
    Idemitsu Kosan Co., Ltd............................  6,100    101,821
    Ihara Chemical Industry Co., Ltd...................  3,000     33,671
    IHI Corp........................................... 35,000    182,352

                                     1136

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Iida Group Holdings Co., Ltd.......................  4,740 $ 58,954
    Iino Kaiun Kaisha, Ltd.............................  7,500   43,773
    Ikyu Corp..........................................  2,000   26,088
#   Imasen Electric Industrial.........................  1,900   24,518
    Inaba Denki Sangyo Co., Ltd........................  1,100   37,147
    Inabata & Co., Ltd.................................  3,600   32,808
    Inageya Co., Ltd...................................    100    1,107
    Ines Corp..........................................  3,800   28,378
    Infocom Corp.......................................  2,400   18,307
    Information Services International-Dentsu, Ltd.....  1,400   13,680
    Intage Holdings, Inc...............................    800   11,325
#   Internet Initiative Japan, Inc.....................  3,300   69,222
    Iriso Electronics Co., Ltd.........................  1,100   63,941
#   Iseki & Co., Ltd................................... 16,000   30,525
    Isetan Mitsukoshi Holdings, Ltd....................  7,300  103,509
*   Ishihara Sangyo Kaisha, Ltd........................ 18,000   15,625
    IT Holdings Corp...................................  3,500   58,136
#   Ito En, Ltd........................................  3,200   61,472
    ITOCHU Corp........................................ 34,300  347,303
    Itochu Enex Co., Ltd...............................  6,700   52,229
    Itochu Techno-Solutions Corp.......................  1,700   60,668
    Itoham Foods, Inc.................................. 13,000   74,221
#   Itoki Corp.........................................  2,100   10,369
    Iwai Cosmo Holdings, Inc...........................  1,900   21,616
    Iwasaki Electric Co., Ltd.......................... 11,000   21,686
#   Iwatani Corp....................................... 17,000  109,750
    Iyo Bank, Ltd. (The)............................... 14,300  165,010
    Izumi Co., Ltd.....................................  2,200   78,902
    J Front Retailing Co., Ltd......................... 10,700  136,353
    J-Oil Mills, Inc................................... 11,000   39,340
    Japan Airport Terminal Co., Ltd....................    500   22,530
    Japan Aviation Electronics Industry, Ltd...........  2,000   45,202
#*  Japan Communications, Inc..........................  6,500   27,819
#   Japan Drilling Co., Ltd............................    600   21,474
    Japan Exchange Group, Inc..........................  4,800  111,698
    Japan Pulp & Paper Co., Ltd........................  2,000    5,635
*   Japan Radio Co., Ltd...............................  6,000   19,115
#   Japan Steel Works, Ltd. (The)...................... 19,000   76,004
    Japan Vilene Co., Ltd..............................  3,000   15,257
    Japan Wool Textile Co., Ltd. (The).................  3,000   20,003
    JCU Corp...........................................    400   18,459
    Jeol, Ltd..........................................  7,000   33,892
    JFE Holdings, Inc.................................. 10,700  235,693
    JGC Corp...........................................  7,000  142,365
#   Jin Co., Ltd.......................................    600   18,281
#   Joban Kosan Co., Ltd............................... 17,000   22,763
    Joshin Denki Co., Ltd..............................  2,000   16,836
    Jowa Holdings Co., Ltd.............................    600   18,557
    Joyo Bank, Ltd. (The).............................. 19,000   95,498
    JSP Corp...........................................  1,800   35,972
    JSR Corp...........................................  5,100   89,892
    JTEKT Corp......................................... 11,700  192,958
#   Juki Corp.......................................... 11,000   35,955

                                     1137

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Juroku Bank, Ltd. (The)............................ 26,000 $ 85,794
#*  JVC Kenwood Corp................................... 14,000   33,186
    JX Holdings, Inc................................... 77,900  287,469
    K&O Energy Group, Inc..............................    500    6,423
#   K's Holdings Corp..................................  3,300   96,921
#   kabu.com Securities Co., Ltd....................... 10,100   54,647
*   Kadokawa Dwango Corp...............................  1,485   21,980
    Kaga Electronics Co., Ltd..........................  1,200   15,246
    Kagoshima Bank, Ltd. (The)......................... 11,000   68,831
    Kajima Corp........................................ 16,000   63,304
    Kakaku.com, Inc....................................  3,000   42,439
    Kameda Seika Co., Ltd..............................    500   16,861
    Kamei Corp.........................................  1,000    6,609
    Kamigumi Co., Ltd.................................. 16,000  159,889
#   Kanamoto Co., Ltd..................................  2,500   65,043
    Kandenko Co., Ltd..................................  6,000   35,470
    Kaneka Corp........................................ 21,000  128,175
    Kanematsu Corp..................................... 30,000   42,732
*   Kansai Electric Power Co., Inc. (The)..............  8,900   86,053
    Kansai Paint Co., Ltd..............................  3,000   52,435
    Kansai Urban Banking Corp..........................  2,600   26,171
*   Kanto Denka Kogyo Co., Ltd.........................  8,000   37,934
    Kao Corp...........................................  4,200  184,162
    Kasumi Co., Ltd....................................    800    6,710
#   Katakura Industries Co., Ltd.......................  2,500   25,926
    Kato Sangyo Co., Ltd...............................  1,500   27,502
    Kato Works Co., Ltd................................  6,000   46,913
    Kawasaki Heavy Industries, Ltd..................... 37,000  177,272
#   Kawasaki Kisen Kaisha, Ltd......................... 66,000  188,923
    KDDI Corp..........................................  7,800  550,593
#   Keihan Electric Railway Co., Ltd................... 27,000  163,921
    Keihanshin Building Co., Ltd.......................  2,700   16,053
    Keihin Corp........................................  3,900   62,164
    Keikyu Corp........................................  7,000   54,596
    Keio Corp..........................................  7,000   57,001
    Keisei Electric Railway Co., Ltd...................  7,000   90,174
    Keiyo Bank, Ltd. (The)............................. 20,000  109,116
    Keiyo Co., Ltd.....................................  2,800   13,296
#   Kenko Mayonnaise Co., Ltd..........................  1,000   14,238
    Kewpie Corp........................................  5,600  130,022
    KEY Coffee, Inc....................................  1,600   23,066
    Keyence Corp.......................................    200   93,487
#   Kikkoman Corp......................................  1,000   29,495
#   Kimoto Co., Ltd....................................  4,300   10,889
    Kintetsu Corp...................................... 23,000   81,084
#*  Kintetsu Department Store Co., Ltd.................  3,000    8,557
    Kintetsu World Express, Inc........................    800   34,066
    Kinugawa Rubber Industrial Co., Ltd................  6,000   26,887
    Kita-Nippon Bank, Ltd. (The).......................  1,200   31,562
    Kitagawa Iron Works Co., Ltd.......................  3,000    5,996
    Kitano Construction Corp...........................  4,000   12,011
#   Kito Corp..........................................  1,600   15,330
    Kitz Corp.......................................... 10,900   51,758

                                     1138

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Kiyo Bank, Ltd. (The)..............................     900 $ 11,228
*   KNT-CT Holdings Co., Ltd...........................  13,000   17,721
    Koa Corp...........................................   2,600   23,807
    Koatsu Gas Kogyo Co., Ltd..........................   1,000    5,098
    Kobayashi Pharmaceutical Co., Ltd..................     700   46,816
    Kobe Steel, Ltd.................................... 241,000  422,668
    Kohnan Shoji Co., Ltd..............................   1,000   11,305
    Koito Manufacturing Co., Ltd.......................   3,400  110,552
    Kokuyo Co., Ltd....................................   6,600   50,303
#   KOMAIHALTEC, Inc...................................   5,000   11,855
    Komatsu, Ltd.......................................  10,300  201,977
    Komeri Co., Ltd....................................   2,500   53,620
    Konaka Co., Ltd....................................   1,800    9,401
    Konami Corp........................................   6,200  115,683
    Kondotec, Inc......................................   3,600   25,171
    Konica Minolta, Inc................................  22,900  252,001
    Konishi Co., Ltd...................................   1,300   22,281
    Kose Corp..........................................   1,100   49,249
    Krosaki Harima Corp................................  11,000   22,620
    Kubota Corp........................................  13,000  192,990
    Kubota Corp. Sponsored ADR.........................     196   14,536
    Kumiai Chemical Industry Co., Ltd..................   3,000   23,346
    Kura Corp..........................................     400   12,051
    Kurabo Industries, Ltd.............................  14,000   23,478
    Kuraray Co., Ltd...................................   8,000  100,455
#   Kureha Corp........................................  12,000   49,991
    Kurimoto, Ltd......................................  13,000   24,388
    Kurita Water Industries, Ltd.......................   5,400  115,039
#   Kuroda Electric Co., Ltd...........................   2,000   28,654
    KYB Co., Ltd.......................................  16,000   63,491
    Kyocera Corp.......................................   4,600  202,467
#   Kyodo Printing Co., Ltd............................   4,000   13,407
    Kyoei Steel, Ltd...................................   2,200   40,876
    Kyokuto Kaihatsu Kogyo Co., Ltd....................   2,300   26,001
    Kyokuto Securities Co., Ltd........................   2,200   31,687
    Kyokuyo Co., Ltd...................................  10,000   23,515
    KYORIN Holdings, Inc...............................   2,600   52,569
#   Kyoritsu Maintenance Co., Ltd......................   1,200   67,030
    Kyosan Electric Manufacturing Co., Ltd.............   2,000    6,365
    Kyoto Kimono Yuzen Co., Ltd........................   1,300   11,073
    Kyowa Electronics Instruments Co., Ltd.............   5,000   19,336
    Kyowa Exeo Corp....................................   5,500   58,045
    Kyowa Hakko Kirin Co., Ltd.........................   5,000   56,938
    Kyudenko Corp......................................   4,000   53,721
*   Kyushu Electric Power Co., Inc.....................   6,900   66,586
    Lasertec Corp......................................   2,900   35,870
    Lawson, Inc........................................   1,200   78,458
*   Leopalace21 Corp...................................  12,800   82,820
    Life Corp..........................................   1,100   15,738
    Lintec Corp........................................   3,000   66,016
    Lion Corp..........................................  11,000   59,757
    LIXIL Group Corp...................................   8,800  171,460
    M3, Inc............................................   3,200   64,370

                                     1139

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
#   Macnica, Inc.......................................  1,100 $ 32,420
    Maeda Corp.........................................  6,000   45,971
#   Maeda Kosen Co., Ltd...............................  2,000   19,195
    Maeda Road Construction Co., Ltd...................  5,000   78,903
    Makino Milling Machine Co., Ltd....................  6,000   51,555
    Makita Corp........................................  1,700   75,406
    Mandom Corp........................................  1,000   33,765
    Mani, Inc..........................................    400   23,467
    Mars Engineering Corp..............................  1,000   17,691
    Marubeni Corp...................................... 33,900  187,119
    Marudai Food Co., Ltd..............................  6,000   21,489
    Maruha Nichiro Corp................................  1,500   22,322
    Marui Group Co., Ltd............................... 14,100  146,564
    Marusan Securities Co., Ltd........................  5,000   34,567
    Maruwa Co., Ltd....................................  1,000   27,012
    Maruyama Manufacturing Co., Inc....................  6,000   11,714
    Maruzen Showa Unyu Co., Ltd........................  6,000   20,207
#   Marvelous, Inc.....................................  1,500   22,492
    Matsuda Sangyo Co., Ltd............................    400    4,540
    Matsui Construction Co., Ltd.......................  3,000   17,517
    Matsui Securities Co., Ltd.........................  3,600   30,448
    Matsumotokiyoshi Holdings Co., Ltd.................  2,000   65,911
    Matsuya Foods Co., Ltd.............................    300    6,296
    Max Co., Ltd.......................................  1,000   10,869
    Mazda Motor Corp...................................  7,300  149,945
#   McDonald's Holdings Co. Japan, Ltd.................  1,500   32,901
    Medipal Holdings Corp..............................  9,200  107,339
    Megachips Corp.....................................  1,600   19,223
    Megmilk Snow Brand Co., Ltd........................  3,900   53,616
    Meidensha Corp..................................... 17,000   50,708
    MEIJI Holdings Co., Ltd............................    800   87,901
    Meiko Network Japan Co., Ltd.......................  1,300   13,451
    Meisei Industrial Co., Ltd.........................  4,000   23,703
    Meitec Corp........................................  1,000   29,182
    Meiwa Corp.........................................  6,500   25,381
#   Melco Holdings, Inc................................  2,100   33,146
#   Message Co., Ltd...................................    700   18,689
#   Michinoku Bank, Ltd. (The)......................... 12,000   22,497
#   Micronics Japan Co., Ltd...........................    500   13,520
    Mie Bank, Ltd. (The)...............................  6,000   13,297
    Milbon Co., Ltd....................................    240    6,789
    Mimasu Semiconductor Industry Co., Ltd.............  2,400   27,152
    Minato Bank, Ltd. (The)............................  9,000   17,324
    Minebea Co., Ltd...................................  7,000  107,997
#   Ministop Co., Ltd..................................  1,400   18,892
    Miraca Holdings, Inc...............................  2,700  120,924
    Mirait Holdings Corp...............................  5,700   66,084
    Misawa Homes Co., Ltd..............................  3,600   31,894
    MISUMI Group, Inc..................................  1,100   41,089
    Mitani Corp........................................  1,300   29,905
    Mito Securities Co., Ltd...........................  3,000   10,424
    Mitsuba Corp.......................................  3,300   58,562
    Mitsubishi Corp.................................... 20,000  348,904

                                     1140

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Mitsubishi Electric Corp...........................  21,000 $  242,880
    Mitsubishi Estate Co., Ltd.........................   5,000    100,604
    Mitsubishi Gas Chemical Co., Inc...................  26,000    117,555
    Mitsubishi Heavy Industries, Ltd...................  47,000    259,421
    Mitsubishi Logistics Corp..........................   7,000    104,105
    Mitsubishi Materials Corp..........................  53,000    167,128
    Mitsubishi Nichiyu Forklift Co., Ltd...............   2,600     15,974
*   Mitsubishi Paper Mills, Ltd........................  32,000     23,556
    Mitsubishi Pencil Co., Ltd.........................     300      8,862
    Mitsubishi Research Institute, Inc.................     500     12,001
    Mitsubishi Steel Manufacturing Co., Ltd............  14,000     28,342
    Mitsubishi UFJ Financial Group, Inc................ 320,100  1,701,096
    Mitsuboshi Belting Co., Ltd........................   3,000     24,519
    Mitsui & Co., Ltd..................................  24,700    314,301
    Mitsui Chemicals, Inc..............................  65,000    190,188
    Mitsui Fudosan Co., Ltd............................   5,000    126,408
    Mitsui High-Tec, Inc...............................   2,700     18,174
    Mitsui Matsushima Co., Ltd.........................  28,000     29,587
    Mitsui Mining & Smelting Co., Ltd..................  52,000    108,585
#   Mitsui OSK Lines, Ltd..............................  38,000    128,286
    Mitsui Sugar Co., Ltd..............................   9,000     30,518
    Mitsui-Soko Holdings Co., Ltd......................   8,000     26,820
    Miura Co., Ltd.....................................   1,500     16,943
#   Miyaji Engineering Group, Inc......................  15,000     23,121
    Miyazaki Bank, Ltd. (The)..........................  14,000     48,503
    Miyoshi Oil & Fat Co., Ltd.........................   7,000      8,242
    Mizuho Financial Group, Inc........................ 640,999  1,048,109
    Mizuno Corp........................................   6,000     29,507
#   Monex Group, Inc...................................  12,800     26,279
#   MonotaRO Co., Ltd..................................   1,100     27,904
    MORESCO Corp.......................................   1,700     31,547
    Morinaga & Co., Ltd................................  15,000     46,669
    Morinaga Milk Industry Co., Ltd....................  19,000     82,140
    Morita Holdings Corp...............................   2,000     22,074
    Moshi Moshi Hotline, Inc...........................     900      9,931
    MS&AD Insurance Group Holdings.....................   6,800    165,337
#   MTI, Ltd...........................................   2,900     36,541
    Murata Manufacturing Co., Ltd......................   1,400    151,136
#   Musashi Seimitsu Industry Co., Ltd.................   2,200     41,424
    Musashino Bank, Ltd. (The).........................   2,300     75,389
#   Nabtesco Corp......................................   3,300     85,194
    NAC Co., Ltd.......................................   1,500     13,563
    Nachi-Fujikoshi Corp...............................  16,000     86,035
    Nafco Co., Ltd.....................................   1,700     23,181
    Nagano Bank, Ltd. (The)............................   3,000      5,311
    Nagase & Co., Ltd..................................   6,300     78,320
    Nagoya Railroad Co., Ltd...........................  10,000     39,285
    Nakamuraya Co., Ltd................................   2,000      8,103
    Nakanishi, Inc.....................................     500     18,305
*   Nakayama Steel Works, Ltd..........................  30,000     20,549
    Nankai Electric Railway Co., Ltd...................  18,000     72,062
    Nanto Bank, Ltd. (The).............................  14,000     46,934
    NEC Corp........................................... 159,000    449,120

                                     1141

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    NEC Networks & System Integration Corp.............  1,500 $ 32,236
    NET One Systems Co., Ltd...........................  5,800   34,664
    Neturen Co., Ltd...................................  2,500   18,635
    Nexon Co., Ltd.....................................  2,800   27,562
#   Next Co., Ltd......................................  3,200   26,702
    NGK Insulators, Ltd................................  3,000   60,454
    NH Foods, Ltd......................................  5,000  123,611
    NHK Spring Co., Ltd................................ 14,400  129,885
    Nice Holdings, Inc.................................  2,000    3,212
    Nichi-iko Pharmaceutical Co., Ltd..................  2,700   48,621
#   Nichias Corp.......................................  6,000   32,942
    Nichicon Corp......................................  3,100   23,595
    Nichiha Corp.......................................  2,000   21,408
#   Nichii Gakkan Co...................................  3,900   40,683
    Nichirei Corp...................................... 17,000   90,115
    Nichireki Co., Ltd.................................  2,000   15,722
#   Nidec Corp.........................................  1,600  108,877
    Nidec Corp. ADR....................................    776   13,200
    Nifco, Inc.........................................  2,800   96,452
    NIFTY Corp.........................................  1,000   11,174
    Nihon Dempa Kogyo Co., Ltd.........................    500    3,986
    Nihon Kohden Corp..................................  1,400   69,251
    Nihon M&A Center, Inc..............................  1,500   52,059
    Nihon Nohyaku Co., Ltd.............................  2,000   23,522
    Nihon Parkerizing Co., Ltd.........................  2,100   50,066
    Nihon Trim Co., Ltd................................    700   15,703
    Nihon Unisys, Ltd..................................  6,100   53,338
    Nihon Yamamura Glass Co., Ltd......................  7,000   10,141
    Nikkiso Co., Ltd...................................  3,100   27,281
    Nikko Co., Ltd.....................................  5,000   16,965
#   Nikon Corp.........................................  9,800  124,345
    Nippo Corp.........................................  5,000   77,747
    Nippon Beet Sugar Manufacturing Co., Ltd...........  3,000    5,219
#   Nippon Carbide Industries Co., Inc.................  9,000   16,775
#   Nippon Carbon Co., Ltd............................. 18,000   36,740
*   Nippon Chemi-Con Corp.............................. 11,000   31,037
#*  Nippon Chemical Industrial Co., Ltd................ 18,000   47,517
    Nippon Chemiphar Co., Ltd..........................  5,000   23,760
    Nippon Coke & Engineering Co., Ltd................. 19,000   17,677
#   Nippon Concrete Industries Co., Ltd................  5,000   23,815
*   Nippon Denko Co., Ltd..............................  8,000   20,164
    Nippon Densetsu Kogyo Co., Ltd.....................  2,600   37,307
    Nippon Electric Glass Co., Ltd..................... 23,000  118,704
    Nippon Express Co., Ltd............................ 24,000  140,011
    Nippon Flour Mills Co., Ltd........................  9,000   42,685
    Nippon Gas Co., Ltd................................  2,200   54,087
    Nippon Hume Corp...................................  4,000   29,493
    Nippon Koei Co., Ltd...............................  7,000   28,136
    Nippon Konpo Unyu Soko Co., Ltd....................  3,600   56,097
    Nippon Light Metal Holdings Co., Ltd............... 37,200   55,615
    Nippon Paper Industries Co., Ltd...................  8,100  127,730
    Nippon Pillar Packing Co., Ltd.....................  2,000   14,897
    Nippon Piston Ring Co., Ltd........................  5,000   10,060

                                     1142

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------- --------
JAPAN -- (Continued)
    Nippon Road Co., Ltd. (The)..............................   5,000 $ 23,873
#   Nippon Sharyo, Ltd.......................................   5,000   15,032
*   Nippon Sheet Glass Co., Ltd..............................  65,000   59,677
    Nippon Shinyaku Co., Ltd.................................   1,000   33,034
    Nippon Shokubai Co., Ltd.................................   8,000  107,460
    Nippon Signal Co., Ltd. (The)............................   3,500   38,065
    Nippon Soda Co., Ltd.....................................  11,000   62,560
    Nippon Steel & Sumikin Bussan Corp.......................   7,000   25,574
    Nippon Steel & Sumikin Texeng Co., Ltd...................   4,000   17,336
    Nippon Steel & Sumitomo Metal Corp....................... 172,000  402,014
*   Nippon Suisan Kaisha, Ltd................................  24,400   84,312
    Nippon Synthetic Chemical Industry Co., Ltd. (The).......   3,000   18,448
    Nippon Telegraph & Telephone Corp........................   2,800  165,723
    Nippon Telegraph & Telephone Corp. ADR...................   1,189   35,123
    Nippon Thompson Co., Ltd.................................   7,000   33,918
    Nippon Valqua Industries, Ltd............................   2,000    5,277
#*  Nippon Yakin Kogyo Co., Ltd..............................   8,600   17,165
#   Nippon Yusen K.K.........................................  66,000  196,225
    Nishi-Nippon City Bank, Ltd. (The).......................  42,000  136,389
    Nishi-Nippon Railroad Co., Ltd...........................  13,000   56,280
    Nishikawa Rubber Co., Ltd................................     400    6,642
    Nishimatsu Construction Co., Ltd.........................  15,000   60,258
    Nishimatsuya Chain Co., Ltd..............................   1,400   11,152
    Nishio Rent All Co., Ltd.................................     800   24,506
    Nissan Chemical Industries, Ltd..........................   6,500  119,673
    Nissan Shatai Co., Ltd...................................   6,800   74,729
    Nissei ASB Machine Co., Ltd..............................   1,500   35,281
    Nissei Plastic Industrial Co., Ltd.......................   2,700   31,786
    Nissha Printing Co., Ltd.................................   1,700   27,250
    Nisshin Oillio Group, Ltd. (The).........................   6,000   21,823
    Nisshin Seifun Group, Inc................................  14,040  172,674
    Nisshin Steel Co., Ltd...................................   6,000   62,108
    Nisshinbo Holdings, Inc..................................   8,000   89,898
    Nissin Corp..............................................   4,000    9,962
#   Nissin Electric Co., Ltd.................................   5,000   29,687
    Nissin Foods Holdings Co., Ltd...........................   1,100   59,367
    Nissin Kogyo Co., Ltd....................................   3,000   45,926
    Nitori Holdings Co., Ltd.................................   1,100   62,193
    Nitta Corp...............................................     700   16,815
    Nittetsu Mining Co., Ltd.................................   6,000   21,208
    Nitto Boseki Co., Ltd....................................   5,000   17,487
    Nitto Denko Corp.........................................   3,300  197,005
    Nitto Kogyo Corp.........................................   2,700   52,062
    Nitto Kohki Co., Ltd.....................................   1,300   24,205
    Nittoc Construction Co., Ltd.............................   6,700   32,093
    Nittoku Engineering Co., Ltd.............................     500    5,455
    NOF Corp.................................................  11,000   70,446
    Nohmi Bosai, Ltd.........................................   1,000   12,508
    NOK Corp.................................................   3,900  112,185
    Nomura Co., Ltd..........................................   1,300   12,262
    Nomura Holdings, Inc.....................................  52,700  280,187
    Nomura Real Estate Holdings, Inc.........................  10,000  168,268
    Nomura Research Institute, Ltd...........................   2,300   78,094

                                     1143

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Noritake Co., Ltd.................................. 10,000 $ 25,093
    Noritz Corp........................................  2,500   39,360
    North Pacific Bank, Ltd............................ 29,800  111,012
    NS Solutions Corp..................................  1,500   36,417
    NS United Kaiun Kaisha, Ltd........................ 11,000   35,836
    NSD Co., Ltd.......................................  1,000   15,441
    NSK, Ltd........................................... 12,000  140,623
    NTN Corp........................................... 39,000  166,909
    NTT Data Corp......................................  3,100  117,917
    NTT DOCOMO, Inc.................................... 55,700  940,289
    NTT Urban Development Corp.........................  5,400   51,809
    Nuflare Technology, Inc............................    500   18,217
#   Obara Group, Inc...................................    500   24,955
    Obayashi Corp...................................... 14,000   88,623
    Obayashi Road Corp.................................  5,000   29,224
    Obic Co., Ltd......................................  1,300   43,608
    Odakyu Electric Railway Co., Ltd................... 10,000   97,282
    Odelic Co., Ltd....................................    700   17,142
    Ogaki Kyoritsu Bank, Ltd. (The).................... 28,000   85,960
    Ohashi Technica, Inc...............................  1,900   25,173
#   Ohsho Food Service Corp............................    700   28,118
    Oiles Corp.........................................  1,740   32,111
    Oita Bank, Ltd. (The).............................. 17,000   59,591
    Oji Holdings Corp.................................. 47,000  177,165
    Okabe Co., Ltd.....................................  2,800   24,145
    Okamura Corp.......................................  4,000   29,301
    Oki Electric Industry Co., Ltd..................... 29,000   59,235
    Okinawa Cellular Telephone Co......................    600   17,315
    Okinawa Electric Power Co., Inc. (The).............  1,000   34,642
    OKK Corp........................................... 18,000   25,042
#   OKUMA Corp......................................... 10,000   85,090
    Okumura Corp.......................................  9,000   41,068
    Okura Industrial Co., Ltd..........................  8,000   23,625
    Okuwa Co., Ltd.....................................  2,000   16,307
*   Olympus Corp.......................................  2,000   69,168
    Omron Corp.........................................  2,000   79,957
#   Onoken Co., Ltd....................................  1,700   13,910
    Onward Holdings Co., Ltd...........................  9,000   58,040
    Optex Co., Ltd.....................................  1,500   24,382
    Oracle Corp. Japan.................................    700   29,102
    Organo Corp........................................  5,000   20,171
    Oriental Land Co., Ltd.............................    400   96,916
    Origin Electric Co., Ltd...........................  7,000   29,631
    Osaka Gas Co., Ltd................................. 24,000   94,599
    Osaka Steel Co., Ltd...............................    300    5,671
#   OSAKA Titanium Technologies Co., Ltd...............  1,300   27,239
#   Osaki Electric Co., Ltd............................  1,000    6,797
    OSG Corp...........................................  7,000  128,882
    Otsuka Corp........................................    300   10,358
    Otsuka Holdings Co., Ltd...........................  5,100  157,789
#   Pacific Industrial Co., Ltd........................  4,000   32,464
*   Pacific Metals Co., Ltd............................ 10,000   26,939
    Pack Corp. (The)...................................    300    5,897

                                     1144

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Pal Co., Ltd.......................................    900 $ 23,377
    Paltac Corp........................................  2,000   25,174
    PanaHome Corp......................................  5,000   30,041
    Panasonic Corp..................................... 29,700  337,388
    Paramount Bed Holdings Co., Ltd....................  1,300   35,957
    Parco Co., Ltd.....................................  2,500   21,291
    Park24 Co., Ltd....................................  3,100   53,043
#   Pasco Corp.........................................  4,000   11,419
#   Pasona Group, Inc..................................  4,200   23,812
    Penta-Ocean Construction Co., Ltd.................. 13,000   49,549
    Pigeon Corp........................................  1,600   99,901
    Pilot Corp.........................................  1,000   59,270
    Piolax, Inc........................................    700   33,627
*   Pioneer Corp....................................... 26,200   49,270
    Plenus Co., Ltd....................................  1,900   32,674
#   Pola Orbis Holdings, Inc...........................  1,000   42,584
#   Press Kogyo Co., Ltd...............................  9,000   30,320
    Pressance Corp.....................................    800   25,563
#   Prestige International, Inc........................  1,800   15,406
    Prima Meat Packers, Ltd............................ 14,000   36,402
    Proto Corp.........................................    800   12,532
#   Qol Co., Ltd.......................................  4,000   28,529
    Raito Kogyo Co., Ltd...............................  4,700   46,565
#*  Rakuten, Inc.......................................  6,700   92,757
    Relo Holdings, Inc.................................    400   29,809
    Renaissance, Inc...................................  2,600   25,599
    Rengo Co., Ltd..................................... 16,000   67,225
    Resona Holdings, Inc............................... 66,600  330,417
#   Resorttrust, Inc...................................  1,600   38,320
    Ricoh Co., Ltd..................................... 45,500  443,869
    Ricoh Leasing Co., Ltd.............................  1,800   47,108
    Right On Co., Ltd..................................  3,300   20,808
    Riken Corp.........................................  8,000   31,330
    Riken Technos Corp.................................  5,000   18,404
#   Riken Vitamin Co., Ltd.............................    500   18,959
    Ringer Hut Co., Ltd................................  1,500   29,465
    Rinnai Corp........................................    800   53,549
    Riso Kagaku Corp...................................  1,800   31,294
#   Rock Field Co., Ltd................................    300    5,348
    Rohto Pharmaceutical Co., Ltd......................  6,100   81,932
    Roland DG Corp.....................................    900   26,765
#   Round One Corp.....................................  5,500   34,345
    Royal Holdings Co., Ltd............................  1,900   27,170
    Ryobi, Ltd.........................................  8,000   21,519
    Ryoden Trading Co., Ltd............................  1,000    6,877
    Ryohin Keikaku Co., Ltd............................    400   44,311
    Ryosan Co., Ltd....................................  1,800   38,209
    S Foods, Inc.......................................  1,400   25,116
    Sac's Bar Holdings, Inc............................  1,200   17,293
    Saibu Gas Co., Ltd.................................  7,000   15,504
    Sakai Chemical Industry Co., Ltd................... 10,000   35,586
    Sakai Heavy Industries, Ltd........................  9,000   23,535
#   Sakai Moving Service Co., Ltd......................    500   16,530

                                     1145

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
#   Sakai Ovex Co., Ltd................................ 15,000 $ 22,679
    Sakata INX Corp....................................  2,000   21,159
    Sakata Seed Corp...................................  2,200   38,209
    San-A Co., Ltd.....................................  1,400   46,740
    San-Ai Oil Co., Ltd................................  5,000   33,179
    San-In Godo Bank, Ltd. (The)....................... 12,000   97,914
    Sanden Corp........................................  7,000   32,692
    Sangetsu Co., Ltd..................................  1,300   34,816
    Sanken Electric Co., Ltd...........................  8,000   65,434
    Sankyo Seiko Co., Ltd..............................  3,700   14,970
    Sankyo Tateyama, Inc...............................  2,200   33,833
    Sankyu, Inc........................................ 20,000   80,009
    Sanoh Industrial Co., Ltd..........................  1,500    9,440
#   Sanrio Co., Ltd....................................  2,400   59,468
    Sanshin Electronics Co., Ltd.......................    700    4,773
    Sanwa Holdings Corp................................ 16,000  110,643
    Sanyo Chemical Industries, Ltd.....................  5,000   36,250
    Sanyo Denki Co., Ltd...............................  5,000   35,917
    Sanyo Electric Railway Co., Ltd....................  3,000   11,781
    Sanyo Shokai, Ltd.................................. 13,000   30,630
    Sanyo Special Steel Co., Ltd.......................  8,000   26,849
    Sato Holdings Corp.................................  1,400   32,398
    Satori Electric Co., Ltd...........................  3,200   20,581
#   Sawada Holdings Co., Ltd...........................  2,100   15,204
    Sawai Pharmaceutical Co., Ltd......................    600   36,309
    SBI Holdings, Inc.................................. 13,900  148,530
    SCREEN Holdings Co., Ltd...........................  8,000   47,507
    SCSK Corp..........................................  1,200   29,881
    Secom Co., Ltd.....................................  2,300  133,506
    Seika Corp.........................................  2,000    4,944
#   Seikitokyu Kogyo Co., Ltd..........................  3,600   16,989
    Seiko Epson Corp...................................  3,200  129,961
    Seiko Holdings Corp................................ 10,000   54,543
    Seino Holdings Co., Ltd............................  9,000   97,932
    Seiren Co., Ltd....................................  3,600   29,344
    Sekisui Chemical Co., Ltd.......................... 20,000  218,735
    Sekisui House, Ltd................................. 15,400  199,145
    Sekisui Jushi Corp.................................  2,400   31,905
    Sekisui Plastics Co., Ltd..........................  4,000   15,512
#   Senko Co., Ltd.....................................  8,000   46,244
    Senshu Ikeda Holdings, Inc......................... 11,400   50,621
#   Senshukai Co., Ltd.................................  3,800   26,796
    Seria Co., Ltd.....................................    800   23,090
    Seven & I Holdings Co., Ltd........................  7,600  278,115
    Seven Bank, Ltd.................................... 11,000   49,233
#*  Sharp Corp......................................... 42,000   82,216
    Shibusawa Warehouse Co., Ltd. (The)................  2,000    5,849
#   Shibuya Kogyo Co., Ltd.............................  1,600   33,167
    Shidax Corp........................................  2,500   11,444
    Shiga Bank, Ltd. (The)............................. 18,000  100,405
    Shikoku Bank, Ltd. (The)........................... 15,000   31,351
    Shikoku Chemicals Corp.............................  5,000   38,836
*   Shikoku Electric Power Co., Inc....................  4,100   51,558

                                     1146

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Shima Seiki Manufacturing, Ltd............................   1,800 $ 31,593
    Shimachu Co., Ltd.........................................   4,100  102,768
    Shimadzu Corp.............................................   9,000   93,509
    Shimamura Co., Ltd........................................   1,400  124,531
    Shimano, Inc..............................................     600   79,316
    Shimizu Bank, Ltd. (The)..................................     700   17,218
    Shimizu Corp..............................................  12,000   82,796
    Shin Nippon Air Technologies Co., Ltd.....................     400    3,258
    Shin-Etsu Chemical Co., Ltd...............................   2,400  158,914
    Shinagawa Refractories Co., Ltd...........................   5,000   11,251
    Shindengen Electric Manufacturing Co., Ltd................   7,000   37,544
    Shinko Electric Industries Co., Ltd.......................   3,500   24,516
    Shinko Plantech Co., Ltd..................................   1,900   14,196
    Shinko Shoji Co., Ltd.....................................   2,700   27,949
    Shinmaywa Industries, Ltd.................................   6,000   58,446
    Shinnihon Corp............................................   6,200   23,415
#   Shinsei Bank, Ltd.........................................  54,000   97,876
    Shinsho Corp..............................................   2,000    4,493
    Shionogi & Co., Ltd.......................................   4,200  126,030
    Ship Healthcare Holdings, Inc.............................   2,300   57,080
    Shiroki Corp..............................................   7,000   18,376
#   Shiseido Co., Ltd.........................................   4,800   76,986
    Shizuoka Bank, Ltd. (The).................................  13,000  118,790
    Shizuoka Gas Co., Ltd.....................................   6,600   42,145
#   Shoko Co., Ltd............................................  14,000   19,513
    Showa Corp................................................   4,500   45,715
    Showa Denko K.K........................................... 137,000  175,096
    Showa Sangyo Co., Ltd.....................................  11,000   45,310
    Showa Shell Sekiyu K.K....................................  10,000   97,595
    Siix Corp.................................................     900   19,321
#   Sinanen Co., Ltd..........................................   3,000   11,745
    Sinfonia Technology Co., Ltd..............................   3,000    4,754
    Sintokogio, Ltd...........................................   5,100   36,004
    SKY Perfect JSAT Holdings, Inc............................  13,600   82,360
    SMC Corp..................................................     200   53,633
    SMK Corp..................................................   6,000   24,925
#   SMS Co., Ltd..............................................   1,800   16,224
    Sodick Co., Ltd...........................................   1,300   11,213
    Softbank Corp.............................................   7,800  459,043
    Software Service, Inc.....................................     100    3,391
    Sogo Medical Co., Ltd.....................................     800   38,542
    Sohgo Security Services Co., Ltd..........................   2,300   58,867
#   Sojitz Corp............................................... 105,700  136,628
    Sompo Japan Nipponkoa Holdings, Inc.......................   7,800  216,427
    Sotetsu Holdings, Inc.....................................  20,000   91,461
    Square Enix Holdings Co., Ltd.............................   2,800   61,472
    St Marc Holdings Co., Ltd.................................     700   45,012
    Stanley Electric Co., Ltd.................................   4,400   97,931
    Star Micronics Co., Ltd...................................     600    7,496
    Start Today Co., Ltd......................................   2,300   46,490
    Starts Corp., Inc.........................................   1,500   20,794
    Starzen Co., Ltd..........................................   5,000   17,299
    Stella Chemifa Corp.......................................     300    3,301

                                     1147

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Studio Alice Co., Ltd...................................   1,400 $   21,926
    Sugi Holdings Co., Ltd..................................   1,100     51,648
#*  Sumco Corp..............................................   5,500     92,305
    Suminoe Textile Co., Ltd................................   8,000     20,105
    Sumitomo Chemical Co., Ltd.............................. 100,000    393,430
    Sumitomo Corp...........................................  12,800    126,315
    Sumitomo Dainippon Pharma Co., Ltd......................   3,900     40,997
    Sumitomo Densetsu Co., Ltd..............................   1,900     22,508
    Sumitomo Electric Industries, Ltd.......................  25,800    332,451
    Sumitomo Forestry Co., Ltd..............................  10,300     95,800
    Sumitomo Heavy Industries, Ltd..........................  27,000    146,108
    Sumitomo Metal Mining Co., Ltd..........................  11,000    157,213
*   Sumitomo Mitsui Construction Co., Ltd...................  30,700     42,988
    Sumitomo Mitsui Financial Group, Inc....................  36,000  1,208,046
    Sumitomo Mitsui Trust Holdings, Inc.....................  58,000    203,958
    Sumitomo Osaka Cement Co., Ltd..........................  31,000     90,143
#   Sumitomo Precision Products Co., Ltd....................   6,000     25,643
    Sumitomo Real Estate Sales Co., Ltd.....................   1,220     28,857
    Sumitomo Realty & Development Co., Ltd..................   3,000     95,691
    Sumitomo Riko Co, Ltd...................................   3,300     26,903
    Sumitomo Rubber Industries, Ltd.........................   8,600    133,734
    Sumitomo Seika Chemicals Co., Ltd.......................   7,000     49,600
    Sumitomo Warehouse Co., Ltd. (The)......................  11,000     61,569
#   Sun Frontier Fudousan Co., Ltd..........................   2,200     17,098
    Sundrug Co., Ltd........................................   1,200     50,936
    Suruga Bank, Ltd........................................   2,000     37,552
    Suzuken Co., Ltd........................................   4,600    129,593
    Suzuki Motor Corp.......................................  10,000    316,202
#*  SWCC Showa Holdings Co., Ltd............................  31,000     25,919
    Sysmex Corp.............................................   2,600    116,187
    T Hasegawa Co., Ltd.....................................   2,000     28,889
    T RAD Co., Ltd..........................................   8,000     16,307
    T&D Holdings, Inc.......................................  17,600    198,204
    T&K Toka Co., Ltd.......................................     600     11,373
    T-Gaia Corp.............................................   2,200     23,899
#   Tabuchi Electric Co., Ltd...............................   3,000     26,662
#   Tachi-S Co., Ltd........................................   2,000     29,137
    Tachibana Eletech Co., Ltd..............................     900     12,432
    Tadano, Ltd.............................................   9,000    108,322
    Taiheiyo Cement Corp....................................  35,000    102,702
    Taiho Kogyo Co., Ltd....................................   1,600     17,791
#   Taikisha, Ltd...........................................   1,100     26,168
    Taiko Pharmaceutical Co., Ltd...........................   1,500     23,084
    Taisei Corp.............................................   8,000     46,404
    Taisei Lamick Co., Ltd..................................     200      4,815
    Taiyo Holdings Co., Ltd.................................   1,300     47,256
    Taiyo Nippon Sanso Corp.................................   3,000     35,943
    Taiyo Yuden Co., Ltd....................................   7,500     93,067
#   Takagi Securities Co., Ltd..............................   9,000     18,271
    Takara Standard Co., Ltd................................   6,000     45,659
    Takasago International Corp.............................   8,000     39,787
    Takasago Thermal Engineering Co., Ltd...................   3,900     48,926
    Takashimaya Co., Ltd....................................  16,000    140,337

                                     1148

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
#   Takata Corp................................................  1,500 $ 17,495
    Take And Give Needs Co., Ltd...............................    700    5,707
    Takeda Pharmaceutical Co., Ltd.............................  8,700  434,646
    Takeei Corp................................................  1,700   13,128
    Takeuchi Manufacturing Co., Ltd............................  1,100   40,345
    Takiron Co., Ltd...........................................  6,000   26,624
#   Takisawa Machine Tool Co., Ltd.............................  7,000   12,556
    Takuma Co., Ltd............................................  5,000   35,245
#   Tama Home Co., Ltd.........................................  4,700   21,249
#   Tamron Co., Ltd............................................  1,800   35,158
    Tamura Corp................................................  7,000   23,552
#   Tanseisha Co., Ltd.........................................  3,600   24,636
#   Tatsuta Electric Wire and Cable Co., Ltd...................  2,100    8,755
    Tayca Corp.................................................  4,000   14,273
    TBK Co., Ltd...............................................  3,000   15,578
    TDK Corp...................................................  3,800  236,822
    Teijin, Ltd................................................ 75,000  223,413
    Teikoku Electric Manufacturing Co., Ltd....................  2,000   20,797
    Terumo Corp................................................  4,000   99,196
    THK Co., Ltd...............................................  3,900   94,713
    Toa Corp.(6894508)......................................... 20,000   34,024
    Toa Corp.(6894434).........................................  2,500   25,089
#   Toa Oil Co., Ltd........................................... 10,000   12,334
    TOA ROAD Corp..............................................  7,000   25,658
    Toagosei Co., Ltd..........................................  9,000   35,975
#*  Tobishima Corp............................................. 14,400   31,410
    Tobu Railway Co., Ltd...................................... 18,000   86,563
    TOC Co., Ltd...............................................  2,400   14,589
    Tocalo Co., Ltd............................................    900   15,151
    Tochigi Bank, Ltd. (The)...................................  8,000   36,943
    Toda Corp.................................................. 13,000   46,492
#*  Toda Kogyo Corp............................................  8,000   33,958
    Toei Co., Ltd..............................................  4,000   23,167
    Toho Bank, Ltd. (The)...................................... 18,000   63,203
    Toho Co., Ltd.(6895200)....................................  1,600   36,203
    Toho Co., Ltd.(6895211)....................................  3,000   11,111
    Toho Gas Co., Ltd.......................................... 16,000   86,941
    Toho Holdings Co., Ltd.....................................  4,800   66,855
#*  Toho Titanium Co., Ltd.....................................  3,200   22,601
    Toho Zinc Co., Ltd......................................... 10,000   31,390
    Tohoku Electric Power Co., Inc.............................  5,700   71,801
    Tokai Carbon Co., Ltd...................................... 12,000   34,576
    Tokai Corp/Gifu............................................    400   12,432
    TOKAI Holdings Corp........................................  7,000   31,539
    Tokai Rika Co., Ltd........................................  4,200   86,486
    Token Corp.................................................    510   21,137
    Tokio Marine Holdings, Inc.................................  8,500  296,754
    Tokushu Tokai Paper Co., Ltd...............................  6,000   14,797
    Tokuyama Corp.............................................. 24,000   53,313
#   Tokyo Dome Corp............................................ 12,000   55,503
*   Tokyo Electric Power Co., Inc.............................. 17,400   73,839
    Tokyo Electron, Ltd........................................  2,400  167,984
    Tokyo Energy & Systems, Inc................................  2,000   14,305

                                     1149

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Tokyo Gas Co., Ltd................................. 16,000 $ 95,442
    Tokyo Keiki, Inc................................... 10,000   23,914
*   Tokyo Rope Manufacturing Co., Ltd.................. 18,000   33,764
    Tokyo Seimitsu Co., Ltd............................  2,200   44,739
    Tokyo Steel Manufacturing Co., Ltd.................  5,500   41,330
    Tokyo Tatemono Co., Ltd............................  8,000   54,009
    Tokyo Tekko Co., Ltd...............................  5,000   24,947
    Tokyo Theatres Co., Inc............................  8,000    9,634
*   Tokyo TY Financial Group, Inc......................  1,622   46,429
#   Tokyu Construction Co., Ltd........................  2,740   13,842
    Tokyu Corp......................................... 14,000   92,656
    Tokyu Fudosan Holdings Corp........................ 14,843   91,998
    Tomoe Corp.........................................  5,400   19,680
    Tomoe Engineering Co., Ltd.........................    900   12,827
    Tomoku Co., Ltd....................................  2,000    4,791
    TOMONY Holdings, Inc............................... 16,800   72,531
#   Tomy Co., Ltd......................................  4,900   27,143
    Tonami Holdings Co., Ltd...........................  1,000    3,526
    TonenGeneral Sekiyu K.K............................  4,000   35,363
    Topcon Corp........................................  2,700   53,502
    Toppan Forms Co., Ltd..............................  5,300   55,068
    Toppan Printing Co., Ltd........................... 15,000  100,201
    Topre Corp.........................................  2,300   31,631
    Topy Industries, Ltd............................... 19,000   42,791
    Toray Industries, Inc.............................. 16,000  136,289
    Toridoll.corp......................................  1,100   15,964
#   Torishima Pump Manufacturing Co., Ltd..............  2,900   21,311
#   Tosei Corp.........................................  2,900   17,706
    Toshiba Corp....................................... 53,000  211,925
    Toshiba Machine Co., Ltd........................... 13,000   49,852
    Toshiba Plant Systems & Services Corp..............  2,700   41,385
    Toshiba TEC Corp................................... 11,000   67,856
    Tosho Co., Ltd.....................................    900   22,698
    Tosoh Corp......................................... 45,000  242,589
    Totetsu Kogyo Co., Ltd.............................  1,700   40,576
    TOTO, Ltd..........................................  5,000   55,197
    Tottori Bank, Ltd. (The)...........................  3,000    5,938
    Towa Bank, Ltd. (The).............................. 30,000   24,631
#   Towa Corp..........................................  4,100   24,988
    Towa Pharmaceutical Co., Ltd.......................    700   31,841
    Toyo Construction Co., Ltd.........................  6,900   33,058
#   Toyo Engineering Corp..............................  4,000   13,481
    Toyo Ink SC Holdings Co., Ltd...................... 13,000   60,852
#   Toyo Kanetsu K.K...................................  8,000   16,337
    Toyo Securities Co., Ltd...........................  7,000   20,513
    Toyo Seikan Group Holdings, Ltd.................... 11,000  141,131
    Toyo Suisan Kaisha, Ltd............................  3,000  105,543
#   Toyo Tanso Co., Ltd................................  1,400   22,451
    Toyo Tire & Rubber Co., Ltd........................  5,400  121,627
    Toyobo Co., Ltd.................................... 54,000   72,627
    Toyoda Gosei Co., Ltd..............................  5,900  129,974
#   Toyota Boshoku Corp................................  5,600   73,925
    Toyota Tsusho Corp................................. 11,600  274,717

                                     1150

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    TPR Co., Ltd...............................................  1,400 $ 35,427
    Trancom Co., Ltd...........................................    300   12,865
    Transcosmos, Inc...........................................    500    8,753
*   Trend Micro, Inc...........................................  1,000   28,241
    Trusco Nakayama Corp.......................................  1,000   26,632
    TS Tech Co., Ltd...........................................  4,300  108,339
    Tsubakimoto Chain Co....................................... 11,000   88,565
#   Tsukada Global Holdings, Inc...............................  1,700   10,439
    Tsukishima Kikai Co., Ltd..................................  1,000   10,798
    Tsukuba Bank, Ltd..........................................  6,800   19,851
#   Tsukui Corp................................................  2,800   25,879
#   Tsumura & Co...............................................  3,600   81,921
    Tsuruha Holdings, Inc......................................  1,100   73,916
    Tsurumi Manufacturing Co., Ltd.............................    800   13,359
    UACJ Corp.................................................. 23,000   56,488
    Ube Industries, Ltd........................................ 59,000   88,362
    Uchida Yoko Co., Ltd.......................................  7,000   21,828
    UKC Holdings Corp..........................................    300    4,607
*   Ulvac, Inc.................................................  2,900   41,538
    Unicharm Corp..............................................  1,800   49,597
    Uniden Corp................................................ 10,000   18,915
    Union Tool Co..............................................  1,200   33,511
    Unipres Corp...............................................  3,300   57,406
    United Arrows, Ltd.........................................    800   22,739
*   Unitika, Ltd............................................... 22,000   10,240
    UNY Group Holdings Co., Ltd................................ 17,400  100,112
*   Usen Corp..................................................  6,500   17,036
#   Ushio, Inc.................................................  8,000   92,681
    USS Co., Ltd...............................................  3,500   54,910
#   UT Holdings Co., Ltd.......................................  2,700   11,032
    Valor Co., Ltd.............................................  3,400   64,135
#   Vital KSK Holdings, Inc....................................  1,900   14,596
    VT Holdings Co., Ltd.......................................  7,500   30,183
    Wacoal Holdings Corp.......................................  6,000   59,471
#   Wacom Co., Ltd.............................................  7,500   31,689
    Wakachiku Construction Co., Ltd............................ 15,000   25,674
    Wakita & Co., Ltd..........................................  3,000   28,435
    Warabeya Nichiyo Co., Ltd..................................  1,700   28,440
    Weathernews, Inc...........................................    900   22,798
    Welcia Holdings Co., Ltd...................................  1,065   39,202
    West Japan Railway Co......................................  2,200  113,154
    Wowow, Inc.................................................    500   21,568
    Xebio Co., Ltd.............................................  1,600   24,766
    Yahagi Construction Co., Ltd...............................  2,300   17,126
#   Yahoo Japan Corp........................................... 11,800   39,685
    Yakult Honsha Co., Ltd.....................................    800   48,453
    YAMABIKO Corp..............................................    600   25,822
#   Yamada Denki Co., Ltd...................................... 56,700  210,648
    Yamagata Bank, Ltd. (The).................................. 10,000   42,206
    Yamaguchi Financial Group, Inc............................. 12,000  124,848
    Yamaha Motor Co., Ltd......................................  5,200  114,049
    Yamaichi Electronics Co., Ltd..............................  3,000   20,869
    Yamanashi Chuo Bank, Ltd. (The)............................ 12,000   47,924

                                     1151

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
JAPAN -- (Continued)
    Yamatane Corp........................................... 14,000 $    20,726
    Yamato Holdings Co., Ltd................................  3,800      85,942
    Yamato Kogyo Co., Ltd...................................  2,400      61,766
    Yamazaki Baking Co., Ltd................................  8,000     117,784
    Yamazen Corp............................................  4,500      31,634
    Yaoko Co., Ltd..........................................    700      45,507
#   Yaskawa Electric Corp...................................  5,800      74,147
    Yellow Hat, Ltd.........................................    800      15,649
    Yokogawa Bridge Holdings Corp...........................  2,800      31,368
    Yokogawa Electric Corp..................................  6,900      72,241
    Yokohama Reito Co., Ltd.................................  3,400      23,584
    Yokohama Rubber Co., Ltd. (The)......................... 19,000     178,751
    Yondoshi Holdings, Inc..................................  1,300      19,913
    Yorozu Corp.............................................  1,500      29,047
    Yuasa Trading Co., Ltd..................................  1,500      30,866
#   Yumeshin Holdings Co., Ltd..............................  2,600      16,509
    Yurtec Corp.............................................  4,000      27,039
    Yusen Logistics Co., Ltd................................  1,400      16,763
    Yushiro Chemical Industry Co., Ltd......................    300       4,670
#   Zenrin Co., Ltd.........................................  2,300      29,591
#   Zensho Holdings Co., Ltd................................  8,100      73,238
    Zeon Corp............................................... 14,000     142,964
    ZERIA Pharmaceutical Co., Ltd...........................    900      14,569
#   Zojirushi Corp..........................................  4,000      26,754
                                                                    -----------
TOTAL JAPAN.................................................         73,385,180
                                                                    -----------
NETHERLANDS -- (2.6%)
    Aalberts Industries NV..................................  9,760     281,095
    Accell Group............................................    812      12,387
    Aegon NV................................................ 67,684     482,375
    Akzo Nobel NV........................................... 13,238     953,681
*   AMG Advanced Metallurgical Group NV.....................  3,771      28,157
    Amsterdam Commodities NV................................  2,100      50,064
#*  APERAM SA...............................................  4,657     120,894
    Arcadis NV..............................................  5,095     154,202
#   ASM International NV....................................  4,878     199,027
    ASML Holding NV.........................................  2,334     242,584
    BE Semiconductor Industries NV..........................  2,293      46,539
    Beter Bed Holding NV....................................    103       2,020
    BinckBank NV............................................  4,695      38,565
    Boskalis Westminster NV.................................  7,960     351,900
    Brunel International NV.................................  1,683      27,307
    Corbion NV..............................................  2,440      40,420
    Delta Lloyd NV.......................................... 19,476     367,973
    Exact Holding NV........................................    439      15,730
    Fugro NV................................................  3,353      72,710
#   Gemalto NV..............................................  1,921     139,094
*   Grontmij................................................  1,448       5,806
#   Heijmans NV.............................................  1,782      17,037
    Hunter Douglas NV.......................................     40       1,615
*   ING Groep NV............................................ 77,274     960,701
*   ING Groep NV Sponsored ADR..............................    924      11,495
    KAS Bank NV.............................................  1,078      12,435

                                     1152

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
NETHERLANDS -- (Continued)
    Kendrion NV.............................................   1,130 $   30,904
    Koninklijke Ahold NV....................................  37,557    677,847
    Koninklijke BAM Groep NV................................  14,578     43,755
    Koninklijke KPN NV...................................... 188,376    581,400
    Koninklijke Philips NV..................................  22,403    618,099
#   Koninklijke Ten Cate NV.................................   2,690     59,599
    Koninklijke Vopak NV....................................   3,554    198,198
*   Mota-Engil Africa NV....................................     484      3,374
    Nutreco NV..............................................   4,688    238,740
#*  Ordina NV...............................................   9,133     14,680
    Randstad Holding NV.....................................   7,852    412,732
    Reed Elsevier NV........................................  17,005    415,747
    Reed Elsevier NV Sponsored ADR..........................     469     22,878
*   Royal Imtech NV.........................................   2,598     11,981
*   SBM Offshore NV.........................................  14,309    156,116
    Sligro Food Group NV....................................   1,764     67,302
*   Telegraaf Media Groep NV................................     752      4,842
    TKH Group NV............................................   4,232    131,587
#*  TomTom NV...............................................   9,369     61,564
    Unilever NV.............................................  20,396    884,574
    USG People NV...........................................   3,557     40,993
    Wessanen................................................   4,388     28,019
    Wolters Kluwer NV.......................................  19,022    568,241
                                                                     ----------
TOTAL NETHERLANDS...........................................          9,908,985
                                                                     ----------
NEW ZEALAND -- (0.3%)
    Air New Zealand, Ltd....................................  29,590     55,981
    Auckland International Airport, Ltd.....................  45,671    147,711
*   Chorus, Ltd.............................................  10,816     20,788
    Contact Energy, Ltd.....................................  19,608    100,632
    Fisher & Paykel Healthcare Corp., Ltd...................  25,389    114,484
    Fletcher Building, Ltd..................................  27,552    167,372
    Freightways, Ltd........................................   6,046     26,255
    Infratil, Ltd...........................................  20,513     47,095
#   Kathmandu Holdings, Ltd.................................   8,507     12,443
#   Mainfreight, Ltd........................................   4,783     55,613
    Metlifecare, Ltd........................................   3,120     10,880
    Nuplex Industries, Ltd..................................   6,692     14,499
#   Port of Tauranga, Ltd...................................   2,489     32,098
    Ryman Healthcare, Ltd...................................   8,129     48,662
    Sky Network Television, Ltd.............................  10,622     46,705
    Spark New Zealand, Ltd..................................  77,846    186,535
    Tower, Ltd..............................................   2,423      3,979
#   TrustPower, Ltd.........................................     712      4,335
    Vector, Ltd.............................................  12,512     26,850
#   Warehouse Group, Ltd. (The).............................   9,073     18,767
*   Xero, Ltd...............................................     584      6,592
                                                                     ----------
TOTAL NEW ZEALAND...........................................          1,148,276
                                                                     ----------
NORWAY -- (0.9%)
    ABG Sundal Collier Holding ASA..........................   5,144      3,186
#   Akastor ASA.............................................  13,509     33,213

                                     1153

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
NORWAY -- (Continued)
    Aker ASA Class A..........................................   2,315 $ 49,445
*   Aker Solutions ASA........................................   6,440   31,439
    American Shipping ASA.....................................   2,375    9,171
*   Archer, Ltd...............................................  32,654   12,956
#   Atea ASA..................................................   4,386   48,718
    Austevoll Seafood ASA.....................................  11,022   64,369
    Bakkafrost P/F............................................   1,935   40,200
    Bonheur ASA...............................................   1,193   11,085
    BW Offshore, Ltd..........................................  42,234   40,615
#*  Det Norske Oljeselskap ASA................................   3,904   16,312
    DNB ASA...................................................  22,140  320,778
#*  DNO ASA...................................................  10,543   23,229
*   DOF ASA...................................................     435      592
    Ekornes ASA...............................................   1,930   24,046
    Eltek ASA.................................................   1,341    2,002
    Fred Olsen Energy ASA.....................................     500    4,190
#*  Frontline, Ltd............................................  12,535   29,853
    Gjensidige Forsikring ASA.................................   2,230   37,594
#   Golden Ocean Group, Ltd...................................  10,261    6,343
*   Grieg Seafood ASA.........................................   2,851   10,313
#   Hexagon Composites ASA....................................   3,890    9,501
*   Hoegh LNG Holdings, Ltd...................................   2,182   21,461
*   Kongsberg Automotive ASA..................................  36,555   28,739
    Kvaerner ASA..............................................  23,002   26,783
    Leroey Seafood Group ASA..................................   1,710   59,956
    Marine Harvest ASA........................................   7,498   98,087
*   Nordic Semiconductor ASA..................................   4,191   28,943
    Norsk Hydro ASA...........................................  32,790  192,698
*   Norske Skogindustrier ASA.................................  31,267   28,622
#*  Norwegian Air Shuttle ASA.................................   1,413   55,506
*   Odfjell SE Class A........................................     203      569
#   Opera Software ASA........................................   2,842   37,649
    Orkla ASA.................................................   7,127   52,525
*   Panoro Energy ASA.........................................  42,038    7,338
#   Petroleum Geo-Services ASA................................  20,838  113,302
    Prosafe SE................................................  16,952   45,259
#*  REC Silicon ASA........................................... 168,860   36,060
*   REC Solar ASA.............................................   1,763   23,172
    Salmar ASA................................................   2,265   34,967
    Schibsted ASA.............................................   1,268   81,682
#   Seadrill, Ltd.............................................   8,487   91,150
    Solstad Offshore ASA......................................     578    4,645
*   Songa Offshore............................................ 103,912   20,619
    SpareBank 1 SR Bank ASA...................................  11,490   72,152
    Statoil ASA...............................................  39,743  665,547
    Statoil ASA Sponsored ADR.................................   5,402   90,754
    Stolt-Nielsen, Ltd........................................     714   11,274
*   Storebrand ASA............................................  46,758  141,349
    Subsea 7 SA...............................................   7,181   61,085
    Telenor ASA...............................................   6,795  145,975
    TGS Nopec Geophysical Co. ASA.............................   2,897   67,198
    Tomra Systems ASA.........................................   6,595   52,987
    Veidekke ASA..............................................   5,525   57,107

                                     1154

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
NORWAY -- (Continued)
    Wilh Wilhelmsen ASA...................................     4,709 $   26,304
    Wilh Wilhelmsen Holding ASA Class A...................       415      8,049
    Yara International ASA................................     3,300    171,806
                                                                     ----------
TOTAL NORWAY..............................................            3,490,469
                                                                     ----------
PORTUGAL -- (0.3%)
    Altri SGPS SA.........................................    17,850     61,830
#*  Banco BPI SA..........................................    32,995     30,963
#*  Banco Comercial Portugues SA.......................... 1,712,517    120,606
*   Banco Espirito Santo SA...............................   114,362         --
    EDP - Energias de Portugal SA.........................    38,500    146,451
    EDP Renovaveis SA.....................................    14,095     94,218
    Galp Energia SGPS SA..................................    13,035    137,707
    Jeronimo Martins SGPS SA..............................     7,414     79,748
    Mota-Engil SGPS SA....................................     5,517     16,869
    NOS SGPS..............................................     9,956     63,199
    Portucel SA...........................................    15,023     60,606
#   Portugal Telecom SGPS SA..............................     8,905      6,207
    REN - Redes Energeticas Nacionais SGPS SA.............    17,419     49,397
    Semapa-Sociedade de Investimento e Gestao.............     4,683     54,823
    Sonae SGPS SA.........................................    60,199     78,813
    Teixeira Duarte SA....................................    12,108      9,633
                                                                     ----------
TOTAL PORTUGAL............................................            1,011,070
                                                                     ----------
SINGAPORE -- (1.5%)
#*  Ausgroup, Ltd.........................................    14,000      3,104
#*  Biosensors International Group, Ltd...................    67,000     31,907
    Boustead Singapore, Ltd...............................     9,000     11,967
    Breadtalk Group, Ltd..................................    12,000     13,399
    Bukit Sembawang Estates, Ltd..........................     5,000     19,666
    CapitaLand, Ltd.......................................    57,000    146,295
#   Centurion Corp., Ltd..................................    37,000     16,194
    CH Offshore, Ltd......................................    29,000     10,611
#   China Merchants Holdings Pacific, Ltd.................    15,000     10,869
    Chip Eng Seng Corp., Ltd..............................    30,000     20,110
    City Developments, Ltd................................     7,000     51,884
#   Cityspring Infrastructure Trust.......................    25,000     10,064
    ComfortDelGro Corp., Ltd..............................    44,000     93,302
    Cosco Corp. Singapore, Ltd............................    96,000     38,327
    CSE Global, Ltd.......................................    44,000     19,003
    CWT, Ltd..............................................    22,000     27,319
    DBS Group Holdings, Ltd...............................    30,911    450,671
#*  Del Monte Pacific, Ltd................................    36,000     12,367
    Dyna-Mac Holdings, Ltd................................    42,000     10,729
#   Ezion Holdings, Ltd...................................   129,040    120,983
#   Ezra Holdings, Ltd....................................    65,521     25,622
    Falcon Energy Group, Ltd..............................    77,000     15,625
    First Resources, Ltd..................................    30,000     41,206
    Fragrance Group, Ltd..................................    64,000     10,650
*   Gallant Venture, Ltd..................................    52,000      9,382
    Global Logistic Properties, Ltd.......................    40,000     74,631
    Global Premium Hotels, Ltd............................     5,120      1,342

                                     1155

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
SINGAPORE -- (Continued)
    GMG Global, Ltd........................................... 163,000 $  7,684
    Golden Agri-Resources, Ltd................................ 225,000   69,796
    Great Eastern Holdings, Ltd...............................   1,000   17,873
#   GuocoLand, Ltd............................................   5,000    6,638
    GuocoLeisure, Ltd.........................................  45,000   31,707
    Ho Bee Land, Ltd..........................................  11,000   16,825
    Hong Fok Corp., Ltd.......................................  23,000   15,434
    Hongkong Land Holdings, Ltd...............................  10,000   74,051
    Hutchison Port Holdings Trust............................. 123,000   87,706
#   Hyflux, Ltd...............................................  43,000   30,255
    Indofood Agri Resources, Ltd..............................  50,000   26,141
    Jardine Cycle & Carriage, Ltd.............................   2,000   62,424
    k1 Ventures, Ltd..........................................  82,000   11,313
    Keppel Corp., Ltd.........................................  36,000  231,212
    Keppel Infrastructure Trust...............................  17,000   13,447
    Keppel Land, Ltd..........................................  31,000  103,957
    Lian Beng Group, Ltd......................................  48,000   22,310
#*  Linc Energy, Ltd..........................................  16,858    7,233
    M1, Ltd...................................................  15,000   41,475
    Mermaid Maritime PCL......................................  43,000    9,507
    Midas Holdings, Ltd....................................... 112,000   28,026
#   Nam Cheong, Ltd........................................... 118,000   27,290
*   Neptune Orient Lines, Ltd.................................  63,000   46,957
    Noble Group, Ltd.......................................... 236,000  184,610
    OSIM International, Ltd...................................  16,000   22,887
    Otto Marine, Ltd.......................................... 450,000   13,864
    OUE, Ltd..................................................  14,000   22,736
    Oversea-Chinese Banking Corp., Ltd........................  75,930  582,395
    Oxley Holdings, Ltd.......................................  35,000   13,160
    Penguin International, Ltd................................  86,000   14,584
    Petra Foods, Ltd..........................................  18,000   53,067
    QAF, Ltd..................................................  28,000   20,747
    Raffles Education Corp., Ltd.............................. 103,000   25,149
    SATS, Ltd.................................................  37,000   80,870
    SembCorp Industries, Ltd..................................  54,000  171,717
#   SembCorp Marine, Ltd......................................  20,000   44,258
    Sheng Siong Group, Ltd....................................  39,000   20,863
    Sinarmas Land, Ltd........................................ 116,000   55,582
    Singapore Airlines, Ltd...................................  19,000  177,470
    Singapore Exchange, Ltd...................................  13,000   74,580
    Singapore Post, Ltd.......................................  52,000   82,206
#   Singapore Press Holdings, Ltd.............................  17,000   51,843
    Singapore Telecommunications, Ltd.........................  90,000  271,032
#*  Sino Grandness Food Industry Group, Ltd...................  46,000   17,123
    SMRT Corp., Ltd...........................................  32,000   41,364
    Stamford Land Corp., Ltd..................................  35,000   14,597
    StarHub, Ltd..............................................  13,000   40,124
    Sunningdale Tech, Ltd..................................... 133,000   19,622
*   SunVic Chemical Holdings, Ltd.............................  63,000   22,069
#   Super Group, Ltd..........................................  34,000   27,861
#   Swiber Holdings, Ltd......................................  47,999    6,770
    Tat Hong Holdings, Ltd....................................   5,000    2,727
    Tuan Sing Holdings, Ltd................................... 103,000   30,779

                                     1156

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
SINGAPORE -- (Continued)
    UMS Holdings, Ltd..................................  22,000 $    8,362
    United Engineers, Ltd..............................  23,000     51,593
    United Envirotech, Ltd.............................  35,000     41,951
    United Industrial Corp., Ltd.......................   7,000     18,227
    United Overseas Bank, Ltd..........................  24,333    416,113
    UOB-Kay Hian Holdings, Ltd.........................   4,000      4,458
    UOL Group, Ltd.....................................  30,451    162,056
#*  Vard Holdings, Ltd.................................  60,000     22,332
    Venture Corp., Ltd.................................  21,000    126,105
    Vibrant Group, Ltd................................. 303,000     22,135
    Wee Hur Holdings, Ltd..............................  81,000     22,998
    Wilmar International, Ltd..........................  32,000     75,942
    Wing Tai Holdings, Ltd.............................  36,000     48,650
    Yongnam Holdings, Ltd.............................. 106,000     14,005
                                                                ----------
TOTAL SINGAPORE........................................          5,528,073
                                                                ----------
SPAIN -- (2.8%)
    Abengoa SA.........................................   3,849     12,295
    Abengoa SA Class B.................................  33,697     99,560
    Abertis Infraestructuras SA........................  10,542    206,439
*   Acciona SA.........................................   2,550    182,284
    Acerinox SA........................................  10,447    155,532
    ACS Actividades de Construccion y Servicios SA.....   3,556    123,683
    Adveo Group International SA.......................      65        954
*   Almirall SA........................................   3,044     53,101
    Amadeus IT Holding SA Class A......................   7,716    309,444
    Atresmedia Corp de Medios de Comunicacion SA.......   2,268     33,325
    Banco Bilbao Vizcaya Argentaria SA................. 114,208    975,606
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR...   2,362     20,128
    Banco de Sabadell SA............................... 175,228    442,816
*   Banco Popular......................................     182        772
    Banco Popular Espanol SA...........................  43,115    182,245
    Banco Santander SA................................. 230,207  1,548,388
*   Bankia SA..........................................  88,907    116,280
    Bankinter SA.......................................  38,583    268,058
    Bolsas y Mercados Espanoles SA.....................   3,973    163,322
    CaixaBank SA.......................................  32,328    140,814
#*  Cementos Portland Valderrivas SA...................     950      6,304
    Cie Automotive SA..................................   3,439     49,505
    Construcciones y Auxiliar de Ferrocarriles SA......     132     44,376
    Distribuidora Internacional de Alimentacion SA.....  27,175    175,934
    Duro Felguera SA...................................   4,050     16,255
    Ebro Foods SA......................................   3,648     62,080
    Elecnor SA.........................................     708      6,545
    Enagas SA..........................................   5,827    184,527
    Ence Energia y Celulosa S.A........................   9,648     28,854
    Faes Farma SA(B1PQHS6).............................   9,616     19,582
*   Faes Farma SA(BTGQBZ6).............................     356        726
    Ferrovial SA.......................................   5,720    113,478
*   Fomento de Construcciones y Contratas SA...........   3,650     45,182
*   Gamesa Corp. Tecnologica SA........................  18,645    184,338
    Gas Natural SDG SA.................................   8,074    189,527
    Grupo Catalana Occidente SA........................   2,370     67,765

                                     1157

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
SPAIN -- (Continued)
    Iberdrola SA....................................... 172,155 $ 1,188,287
    Inditex SA.........................................   8,175     240,946
    Indra Sistemas SA..................................   7,799      79,672
*   Jazztel P.L.C......................................  10,492     148,650
    Mapfre SA..........................................  49,450     166,466
*   Mediaset Espana Comunicacion SA....................  14,442     175,819
    Melia Hotels International SA......................   3,629      41,685
*   NH Hotel Group SA..................................  11,941      58,954
    Obrascon Huarte Lain SA............................   3,161      73,041
    Papeles y Cartones de Europa SA....................   3,021      14,521
*   Promotora de Informaciones SA Class A..............  29,045       7,702
    Prosegur Cia de Seguridad SA.......................  11,949      66,458
*   Realia Business SA.................................  12,791       8,808
    Red Electrica Corp. SA.............................   2,202     187,606
    Repsol SA..........................................  15,534     275,178
*   Sacyr SA...........................................  20,672      76,451
    Tecnicas Reunidas SA...............................   1,556      60,509
    Telefonica SA......................................  71,612   1,073,845
    Telefonica SA Sponsored ADR........................   3,843      57,299
    Tubacex SA.........................................   6,641      19,427
    Tubos Reunidos SA..................................   7,475      13,387
    Vidrala SA.........................................   1,713      85,190
    Viscofan SA........................................   2,228     128,907
    Zardoya Otis SA....................................   4,991      56,835
*   Zeltia SA..........................................   7,549      25,705
                                                                -----------
TOTAL SPAIN............................................          10,561,372
                                                                -----------
SWEDEN -- (2.8%)
    AAK AB.............................................   2,028     110,156
    Acando AB..........................................  15,009      24,290
    AddTech AB Class B.................................   2,954      41,702
    AF AB Class B......................................   3,901      59,761
    Alfa Laval AB......................................   6,129     113,847
    Assa Abloy AB Class B..............................   5,225     285,358
    Atrium Ljungberg AB Class B........................     804      12,116
    Avanza Bank Holding AB.............................   1,201      39,614
    Axfood AB..........................................   1,196      72,586
#   Axis Communications AB.............................   2,624      70,244
    B&B Tools AB Class B...............................   1,178      20,153
    Beijer Alma AB.....................................   1,815      43,693
    Bilia AB Class A...................................   3,016      91,470
    BillerudKorsnas AB.................................  14,345     217,749
    BioGaia AB Class B.................................     613      13,319
    Boliden AB.........................................  21,794     340,460
    Byggmax Group AB...................................   5,174      34,329
    Castellum AB.......................................   8,630     135,701
    Clas Ohlson AB Class B.............................   3,659      56,575
*   Cloetta AB Class B.................................  13,352      40,438
    Concentric AB......................................   2,567      32,793
    Dios Fastigheter AB................................   2,907      21,836
    Doro AB............................................   2,536      13,243
    Duni AB............................................   2,601      38,452
    Electrolux AB Series B.............................   7,668     236,009

                                     1158

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
SWEDEN -- (Continued)
#   Elekta AB Class B..................................  9,513 $101,974
    Enea AB............................................  1,316   11,870
#*  Eniro AB...........................................  6,256    3,853
    Fabege AB..........................................  9,332  127,387
    Getinge AB Class B.................................  6,395  157,621
    Gunnebo AB.........................................  3,716   18,084
    Haldex AB..........................................  5,611   75,767
    Hennes & Mauritz AB Class B........................  8,953  368,297
    Hexagon AB Class B.................................  3,330  105,438
    Hexpol AB..........................................  1,044  104,740
    HIQ International AB...............................  2,121   10,977
    Holmen AB Class B..................................  4,723  170,411
    Husqvarna AB Class A...............................  3,743   26,121
    Husqvarna AB Class B............................... 24,828  172,435
    ICA Gruppen AB.....................................  4,929  189,379
    Industrial & Financial Systems Class B.............    553   17,027
    Indutrade AB.......................................  2,557  104,075
    Intrum Justitia AB.................................  4,458  118,635
    JM AB..............................................  9,141  300,883
    KappAhl AB.........................................  2,817   14,185
#*  Karolinska Development AB Class B..................  2,570    3,688
    KNOW IT AB.........................................  1,527    8,976
    Kungsleden AB......................................  8,480   64,963
    Lagercrantz AB Class B.............................  1,289   22,545
*   Lindab International AB............................  5,778   47,842
    Loomis AB Class B..................................  5,997  177,442
*   Lundin Petroleum AB................................ 11,477  148,892
    Meda AB Class A.................................... 20,947  295,019
#*  Medivir AB Class B.................................  2,235   26,493
    Mekonomen AB.......................................  2,006   47,121
    Millicom International Cellular SA.................  3,760  239,777
    Modern Times Group AB Class B......................    823   23,292
    MQ Holding AB......................................  4,787   20,769
#   Mycronic AB........................................  9,725   33,987
    NCC AB Class A.....................................    374   12,105
    NCC AB Class B.....................................  6,486  209,721
*   Net Insight AB Class B............................. 41,405   18,363
    New Wave Group AB Class B..........................  4,131   21,859
    Nibe Industrier AB Class B.........................  8,144  206,876
    Nobia AB........................................... 10,817   93,775
    Nolato AB Class B..................................  2,601   62,413
    Nordea Bank AB..................................... 45,496  577,606
    Nordnet AB Class B.................................  5,225   17,512
    OEM International AB Class B.......................    160    2,076
    Peab AB............................................ 15,508  111,536
*   Pricer AB Class B.................................. 19,106   17,508
    Proffice AB Class B................................    638    1,541
#   Ratos AB Class B................................... 12,164   75,999
*   Rezidor Hotel Group AB.............................  1,246    4,677
    Sagax AB Class B...................................    388    2,574
    Sandvik AB......................................... 20,773  218,046
#*  SAS AB............................................. 11,807   23,620
    Sectra AB Class B..................................    385    5,798

                                     1159

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------ -----------
SWEDEN -- (Continued)
    Securitas AB Class B............................... 21,227 $   258,734
    Skandinaviska Enskilda Banken AB Class A........... 22,753     273,982
    Skanska AB Class B.................................  9,319     206,548
    SkiStar AB.........................................    194       1,983
#*  SSAB AB Class A(B17H0S8)........................... 15,487      75,211
#*  SSAB AB Class A(BPRBWK4)...........................  2,180      10,600
*   SSAB AB Class B(B17H3F6)........................... 12,275      52,827
*   SSAB AB Class B(BPRBWM6)...........................  5,564      24,068
    Svenska Cellulosa AB Class A.......................  1,418      34,236
    Svenska Cellulosa AB Class B....................... 20,491     493,917
    Svenska Handelsbanken AB Class A...................  7,188     340,380
    Svenska Handelsbanken AB Class B...................    508      23,678
    Sweco AB Class B...................................  2,697      35,996
    Swedbank AB Class A................................ 20,347     492,211
*   Swedish Orphan Biovitrum AB........................  3,961      41,519
    Systemair AB.......................................    168       2,052
    Tele2 AB Class B................................... 25,647     290,139
    TeliaSonera AB..................................... 68,903     424,564
#   Transmode AB.......................................    457       3,950
    Trelleborg AB Class B.............................. 15,682     283,609
    Wallenstam AB Class B..............................  4,684      77,546
    Wihlborgs Fastigheter AB...........................  1,610      31,511
                                                               -----------
TOTAL SWEDEN...........................................         10,688,725
                                                               -----------
SWITZERLAND -- (4.4%)
    ABB, Ltd........................................... 66,532   1,279,158
    ABB, Ltd. Sponsored ADR............................  8,786     168,164
    Actelion, Ltd......................................  2,042     225,560
    Adecco SA..........................................  6,103     455,916
#   AFG Arbonia-Forster Holding AG.....................    731      13,113
    Allreal Holding AG.................................    833     130,968
    Alpiq Holding AG...................................    189      13,355
    ams AG.............................................  3,816     149,363
    APG SGA SA.........................................     94      30,398
    Aryzta AG..........................................  6,697     502,070
    Ascom Holding AG...................................  3,479      53,583
    Autoneum Holding AG................................    266      44,522
    Baloise Holding AG.................................  3,404     443,089
    Bank Coop AG.......................................    318      14,067
    Banque Cantonale de Geneve.........................     19       4,502
    Banque Cantonale Vaudoise..........................    232     135,363
    Basler Kantonalbank................................    117       8,091
    Belimo Holding AG..................................     29      67,085
    Bell AG............................................      6      14,483
    Bellevue Group AG..................................    470       7,704
    Berner Kantonalbank AG.............................    151      29,707
    BKW AG.............................................  1,274      38,065
    Bobst Group SA.....................................    987      30,108
    Bossard Holding AG Class A.........................    694      71,861
    Bucher Industries AG...............................    742     182,037
    Burckhardt Compression Holding AG..................    148      45,781
    Burkhalter Holding AG..............................    390      41,342
    Calida Holding AG..................................    368      13,856

                                     1160

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
SWITZERLAND -- (Continued)
    Carlo Gavazzi Holding AG...........................     35 $  7,579
    Cham Paper Holding AG..............................      3      760
*   Charles Voegele Holding AG.........................  1,259   18,035
    Chocoladefabriken Lindt & Sprungli AG..............      1   62,995
    Cie Financiere Richemont SA........................  7,197  597,913
    Cie Financiere Tradition SA........................     83    3,742
    Clariant AG........................................ 33,387  536,405
    Coltene Holding AG.................................    595   40,230
    Conzzeta AG........................................     10   32,434
    Credit Suisse Group AG............................. 14,666  308,805
    Credit Suisse Group AG Sponsored ADR............... 14,093  296,517
    Daetwyler Holding AG...............................    540   64,420
    DKSH Holding AG....................................  2,163  164,200
    EFG International AG...............................  5,422   58,510
    Emmi AG............................................    175   57,149
    EMS-Chemie Holding AG..............................    165   63,740
    Energiedienst Holding AG...........................    346   10,532
    Feintool International Holding AG..................    276   26,260
    Flughafen Zuerich AG...............................    422  287,303
    Forbo Holding AG...................................    119  115,063
    Galenica AG........................................    427  343,125
    GAM Holding AG..................................... 16,315  288,321
    Gategroup Holding AG...............................  2,004   55,621
    Geberit AG.........................................    761  259,991
    Georg Fischer AG...................................    345  206,886
    Givaudan SA........................................    173  315,349
    Gurit Holding AG...................................      8    2,863
    Helvetia Holding AG................................    520  265,247
    Huber & Suhner AG..................................  1,081   48,123
    Implenia AG........................................  1,229   67,222
    Inficon Holding AG.................................    176   59,026
    Interroll Holding AG...............................     50   25,505
    Intershop Holdings AG..............................    103   41,488
    Julius Baer Group, Ltd.............................  5,456  221,973
    Kaba Holding AG Class B............................    277  139,221
    Kardex AG..........................................  1,084   51,850
    Komax Holding AG...................................    285   42,905
    Kudelski SA........................................  2,754   31,546
    Kuehne + Nagel International AG....................  1,044  143,711
    Kuoni Reisen Holding AG............................    320  107,423
    LEM Holding SA.....................................     41   31,500
    Liechtensteinische Landesbank AG...................    747   31,648
#   Logitech International SA.......................... 13,713  200,347
    Luzerner Kantonalbank AG...........................    172   65,765
    MCH Group AG.......................................     97    6,339
    Metall Zug AG......................................     17   41,511
#*  Meyer Burger Technology AG.........................  3,938   24,429
    Micronas Semiconductor Holding AG..................  2,725   16,282
*   Mobilezone Holding AG..............................  1,960   23,467
    Mobimo Holding AG..................................    555  128,185
    OC Oerlikon Corp. AG............................... 10,442  118,774
*   Orascom Development Holding AG.....................  1,275   21,928
    Orior AG...........................................    610   35,543

                                     1161

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------ -----------
SWITZERLAND -- (Continued)
    Panalpina Welttransport Holding AG.................    467 $    57,183
    Partners Group Holding AG..........................    735     196,701
    Phoenix Mecano AG..................................     25      11,223
    Rieter Holding AG..................................    297      43,077
    Romande Energie Holding SA.........................      3       3,167
    Schaffner Holding AG...............................     96      26,922
*   Schmolz + Bickenbach AG............................ 51,419      45,818
    Schweiter Technologies AG..........................     92      70,566
    SGS SA.............................................     92     174,514
    Siegfried Holding AG...............................    395      65,811
    Sika AG............................................     52     178,594
    Sonova Holding AG..................................    670      88,022
    St Galler Kantonalbank AG..........................     92      34,937
    Straumann Holding AG...............................    349      78,832
    Sulzer AG..........................................    896      94,869
    Swatch Group AG (The)(7184725).....................    766     304,649
    Swatch Group AG (The)(7184736).....................  1,593     117,105
    Swiss Life Holding AG..............................  2,299     513,030
    Swiss Re AG........................................  7,444     671,504
    Swisscom AG........................................    487     285,537
    Swissquote Group Holding SA........................    701      18,246
    Syngenta AG........................................  4,138   1,347,886
    Tamedia AG.........................................      5         685
    Temenos Group AG...................................  3,114      94,781
    U-Blox AG..........................................    460      65,770
*   UBS Group AG....................................... 36,724     612,556
    Valiant Holding AG.................................    741      60,469
    Valora Holding AG..................................    203      49,116
    Vaudoise Assurances Holding SA Class B.............     77      36,231
    Vetropack Holding AG...............................      6       8,708
    Vontobel Holding AG................................  2,436      81,431
    VP Bank AG.........................................    476      38,409
    Walliser Kantonalbank..............................      1         765
*   Walter Meier AG....................................     85       3,904
    Zehnder Group AG...................................    895      39,024
    Zug Estates Holding AG.............................     17      23,767
    Zuger Kantonalbank AG..............................      3      14,541
    Zurich Insurance Group AG..........................  2,178     722,177
                                                               -----------
TOTAL SWITZERLAND......................................         16,709,544
                                                               -----------
UNITED KINGDOM -- (18.6%)
    A.G.BARR P.L.C.....................................  8,489      80,667
    Aberdeen Asset Management P.L.C.................... 52,344     343,603
    Acacia Mining P.L.C................................ 17,598      74,762
    Admiral Group P.L.C................................  7,883     171,490
*   Afren P.L.C........................................ 38,660       3,113
*   Aga Rangemaster Group P.L.C........................  4,443       6,873
    Aggreko P.L.C...................................... 17,605     410,594
    Alent P.L.C........................................ 25,604     140,611
    Amec Foster Wheeler P.L.C.......................... 15,508     185,418
    Amlin P.L.C........................................ 39,157     286,915
    Anglo American P.L.C............................... 47,941     800,788
    Anglo Pacific Group P.L.C..........................  3,558       4,530

                                     1162

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
    Anite P.L.C........................................  21,229 $   26,075
    Antofagasta P.L.C..................................  22,963    223,892
    ARM Holdings P.L.C. Sponsored ADR..................   5,913    276,965
#   Ashmore Group P.L.C................................  28,806    121,225
    Ashtead Group P.L.C................................  24,475    398,270
    Associated British Foods P.L.C.....................   2,994    139,632
    Aveva Group P.L.C..................................     665     13,141
    Aviva P.L.C........................................   8,759     69,493
#   Aviva P.L.C. Sponsored ADR.........................  62,642    995,381
    Avon Rubber P.L.C..................................   1,058     12,641
    Balfour Beatty P.L.C...............................  50,544    168,771
    Bank of Georgia Holdings P.L.C.....................   2,325     70,979
    Barclays P.L.C. Sponsored ADR......................  83,793  1,176,454
    Barratt Developments P.L.C.........................  63,220    435,173
    BBA Aviation P.L.C.................................  28,547    145,586
    Beazley P.L.C......................................  49,799    215,758
    Bellway P.L.C......................................   7,872    215,500
    Berendsen P.L.C....................................  20,147    337,168
    Berkeley Group Holdings P.L.C......................   8,922    325,214
    BG Group P.L.C.....................................  91,584  1,221,536
#   BHP Billiton P.L.C. ADR............................  17,091    746,706
    Bloomsbury Publishing P.L.C........................     364        813
    Bodycote P.L.C.....................................  15,995    163,557
    Bovis Homes Group P.L.C............................  11,775    146,994
    BP P.L.C. Sponsored ADR............................  59,869  2,324,713
    Braemar Shipping Services P.L.C....................     266      1,860
    Brammer P.L.C......................................   7,778     40,388
    Brewin Dolphin Holdings P.L.C......................  30,285    133,156
    British Polythene Industries P.L.C.................   1,323     12,794
    Britvic P.L.C......................................  14,342    151,778
    BT Group P.L.C.....................................  68,993    432,838
    BT Group P.L.C. Sponsored ADR......................   1,051     65,982
*   BTG P.L.C..........................................   9,457    112,360
    Bunzl P.L.C........................................   9,700    276,323
    Burberry Group P.L.C...............................   8,955    232,646
    Cable & Wireless Communications P.L.C.............. 325,270    244,210
    Cape P.L.C.........................................  10,925     34,329
    Capita P.L.C.......................................  12,693    213,160
    Carillion P.L.C....................................  35,109    180,329
    Carnival P.L.C. ADR................................   4,741    211,259
    Catlin Group, Ltd..................................  36,426    382,038
    Centamin P.L.C.....................................  90,131     91,054
    Centrica P.L.C..................................... 144,274    636,685
    Chesnara P.L.C.....................................   4,234     22,412
    Chime Communications P.L.C.........................   3,364     12,823
    Cineworld Group P.L.C..............................  14,486     92,333
    Clarkson P.L.C.....................................     575     16,270
    Close Brothers Group P.L.C.........................  11,122    253,794
    Coca-Cola HBC AG...................................  11,942    191,940
*   Colt Group SA......................................  39,681     79,182
    Communisis P.L.C...................................  19,147     15,849
    Compass Group P.L.C................................  15,640    269,655
    Computacenter P.L.C................................   8,365     81,308

                                     1163

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
UNITED KINGDOM -- (Continued)
    Connect Group P.L.C................................  13,438 $ 28,608
    Consort Medical P.L.C..............................   2,681   34,159
    Costain Group P.L.C................................   6,066   26,223
    Cranswick P.L.C....................................   3,289   64,752
    Croda International P.L.C..........................   6,648  265,497
    CSR P.L.C..........................................   6,436   82,461
    CSR P.L.C. ADR.....................................     300   15,366
    Daily Mail & General Trust P.L.C...................  17,535  227,162
    Dairy Crest Group P.L.C............................  14,607  107,445
    Darty P.L.C........................................  22,589   23,006
    DCC P.L.C..........................................   4,700  249,031
    De La Rue P.L.C....................................   3,009   23,409
    Debenhams P.L.C.................................... 113,383  127,921
    Dechra Pharmaceuticals P.L.C.......................   7,191   93,837
    Development Securities P.L.C.......................   8,612   31,293
    Devro P.L.C........................................  14,187   60,044
#   Dialight P.L.C.....................................   2,572   27,164
    Dignity P.L.C......................................   2,642   73,999
    Diploma P.L.C......................................   9,725  111,488
    Direct Line Insurance Group P.L.C..................  83,045  389,453
    Dixons Carphone P.L.C..............................  67,817  443,189
    Domino Printing Sciences P.L.C.....................   5,714   58,608
    Domino's Pizza Group P.L.C.........................  10,707  108,391
    Drax Group P.L.C...................................  26,672  144,721
    DS Smith P.L.C.....................................  91,348  434,468
    Dunelm Group P.L.C.................................   4,160   55,010
    E2V Technologies P.L.C.............................   4,061   11,464
    easyJet P.L.C......................................   6,175  172,177
    Electrocomponents P.L.C............................  41,613  127,863
    Elementis P.L.C....................................  43,216  179,423
*   EnQuest P.L.C......................................  35,903   18,367
    Euromoney Institutional Investor P.L.C.............   2,696   43,451
    Evraz P.L.C........................................  38,793   99,277
    Experian P.L.C.....................................  19,031  335,346
    Fenner P.L.C.......................................   8,670   24,076
    Ferrexpo P.L.C.....................................   6,501    4,903
    Fidessa Group P.L.C................................   2,534   91,401
*   Firstgroup P.L.C...................................  57,503   85,819
*   Fortune Oil P.L.C..................................  39,408    5,825
    Fresnillo P.L.C....................................   7,465  100,833
    Friends Life Group, Ltd............................  80,277  480,046
    G4S P.L.C.......................................... 107,789  461,888
    Galliford Try P.L.C................................   6,019  119,187
*   Gem Diamonds, Ltd..................................   9,072   19,290
    Genus P.L.C........................................   3,112   57,319
    GKN P.L.C.......................................... 119,026  657,360
    Glencore P.L.C..................................... 127,639  475,912
    Go-Ahead Group P.L.C...............................   2,800  103,968
    Grafton Group P.L.C................................   9,796   98,588
    Greencore Group P.L.C..............................  36,528  169,414
    Greggs P.L.C.......................................  10,767  132,987
    Halfords Group P.L.C...............................  22,263  148,537
    Halma P.L.C........................................  36,201  378,794

                                     1164

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
    Hargreaves Lansdown P.L.C..........................   6,167 $   93,483
    Hays P.L.C.........................................  96,072    223,866
    Helical Bar P.L.C..................................   8,751     50,255
    Henderson Group P.L.C..............................  87,343    311,356
    Hill & Smith Holdings P.L.C........................   5,806     53,184
    Hiscox, Ltd........................................  20,535    226,821
*   Hochschild Mining P.L.C............................  11,244     15,337
    Home Retail Group P.L.C............................  67,834    195,936
    Homeserve P.L.C....................................  30,537    154,635
    Howden Joinery Group P.L.C.........................  40,319    257,298
    HSBC Holdings P.L.C. Sponsored ADR.................  78,206  3,575,578
    Hunting P.L.C......................................   8,068     48,031
    ICAP P.L.C.........................................  48,098    337,746
    IG Group Holdings P.L.C............................  32,395    351,504
*   Imagination Technologies Group P.L.C...............   8,047     29,642
    IMI P.L.C..........................................   7,875    150,804
    Inchcape P.L.C.....................................  35,233    368,041
    Informa P.L.C......................................  60,524    465,367
    Inmarsat P.L.C.....................................  27,864    349,144
    Innovation Group P.L.C.............................  24,681     10,861
    InterContinental Hotels Group P.L.C................   5,094    203,119
    InterContinental Hotels Group P.L.C. ADR...........   3,432    136,447
*   International Consolidated Airlines Group SA.......  28,851    235,026
    Interserve P.L.C...................................  10,953     87,976
    Intertek Group P.L.C...............................   4,650    160,151
    Investec P.L.C.....................................  35,556    298,750
*   IP Group P.L.C.....................................   5,573     19,693
    ITE Group P.L.C....................................  12,657     24,894
    ITV P.L.C..........................................  77,270    255,727
    J Sainsbury P.L.C..................................  43,846    168,018
    James Fisher & Sons P.L.C..........................   4,215     69,816
    Jardine Lloyd Thompson Group P.L.C.................   6,631     94,215
    JD Sports Fashion P.L.C............................   6,772     51,137
    John Menzies P.L.C.................................   3,951     22,112
    John Wood Group P.L.C..............................  24,895    213,833
    Johnson Matthey P.L.C..............................   4,374    213,979
*   Johnston Press P.L.C...............................   4,678     11,739
    Jupiter Fund Management P.L.C......................  30,723    174,762
*   KAZ Minerals P.L.C.................................  28,842     86,941
    Kcom Group P.L.C...................................  26,290     32,724
    Keller Group P.L.C.................................   4,335     58,033
    Kier Group P.L.C...................................   6,052    142,467
    Kingfisher P.L.C...................................  61,182    314,730
    Laird P.L.C........................................  19,504     93,502
*   Lamprell P.L.C.....................................  19,335     31,570
    Lancashire Holdings, Ltd...........................  15,705    144,021
    Lavendon Group P.L.C...............................   5,985     14,240
    Legal & General Group P.L.C........................  95,022    381,620
*   Liberty Global P.L.C. Class A......................     731     34,138
*   Liberty Global P.L.C. Series C.....................   1,803     82,186
*   Lloyds Banking Group P.L.C......................... 223,714    247,833
*   Lloyds Banking Group P.L.C. ADR.................... 414,483  1,819,580
    London Stock Exchange Group P.L.C..................   7,827    277,921

                                     1165

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
UNITED KINGDOM -- (Continued)
*   Lonmin P.L.C.......................................  19,058 $ 46,675
    Lookers P.L.C......................................  25,196   56,641
    Low & Bonar P.L.C..................................  15,615   12,037
    Man Group P.L.C.................................... 121,315  326,598
    Marks & Spencer Group P.L.C........................  39,398  286,389
    Marshalls P.L.C....................................   3,577   13,148
    McBride P.L.C......................................     338      409
    Mears Group P.L.C..................................   6,031   37,737
*   Mecom Group P.L.C..................................     198      456
    Melrose Industries P.L.C...........................  68,392  272,248
    Michael Page International P.L.C...................  18,087  126,564
    Micro Focus International P.L.C....................   9,945  157,586
    Millennium & Copthorne Hotels P.L.C................  14,939  129,556
    Mitie Group P.L.C..................................  40,129  163,008
    Mondi P.L.C........................................  29,021  517,702
    Moneysupermarket.com Group P.L.C...................  25,914  102,299
    Morgan Advanced Materials P.L.C....................  31,849  145,416
    Morgan Sindall Group P.L.C.........................   3,994   40,080
    N Brown Group P.L.C................................   8,991   58,253
    National Express Group P.L.C.......................  45,635  175,048
    National Grid P.L.C. Sponsored ADR.................   7,743  544,643
    NCC Group P.L.C....................................   3,164   10,744
    Next P.L.C.........................................   3,106  337,523
    Northgate P.L.C....................................  15,158  140,904
    Novae Group P.L.C..................................     922    8,319
    Old Mutual P.L.C................................... 134,609  419,963
*   Optos P.L.C........................................     998    3,777
    Oxford Instruments P.L.C...........................   1,329   14,859
    Pace P.L.C.........................................  37,742  189,412
    PayPoint P.L.C.....................................   1,087   13,555
#   Pearson P.L.C. Sponsored ADR.......................  24,882  504,109
    Pendragon P.L.C....................................  21,003   11,270
#   Pennon Group P.L.C.................................  20,604  275,417
    Persimmon P.L.C....................................  20,752  496,781
*   Petra Diamonds, Ltd................................  30,011   69,197
    Petrofac, Ltd......................................  17,965  190,332
#*  Petropavlovsk P.L.C................................  19,536    3,973
    Phoenix Group Holdings.............................  10,885  137,092
    Photo-Me International P.L.C.......................   6,189   12,636
    Premier Farnell P.L.C..............................  22,119   56,233
*   Premier Foods P.L.C................................  35,747   23,260
    Premier Oil P.L.C..................................  19,744   42,807
    Prudential P.L.C. ADR..............................  12,547  609,031
    PZ Cussons P.L.C...................................  17,754   84,178
*   Quintain Estates & Development P.L.C...............  42,664   61,809
    Randgold Resources, Ltd............................   3,661  314,223
*   Raven Russia, Ltd..................................   7,725    4,330
    Redrow P.L.C.......................................  16,426   69,671
    Reed Elsevier P.L.C. Sponsored ADR.................   8,061  560,239
    Regus P.L.C........................................  67,276  204,540
    Renishaw P.L.C.....................................   1,952   68,026
    Rentokil Initial P.L.C............................. 111,843  203,621
    Rexam P.L.C........................................  56,242  359,402

                                     1166

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
    Ricardo P.L.C......................................   4,864 $   48,970
    Rightmove P.L.C....................................   5,993    209,363
#   Rio Tinto P.L.C. Sponsored ADR.....................  50,844  2,243,746
    Rolls-Royce Holdings P.L.C.........................  26,156    349,445
    Rotork P.L.C.......................................   4,328    149,612
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR..  25,799    280,177
#   Royal Dutch Shell P.L.C............................  28,570  1,828,194
    Royal Dutch Shell P.L.C. ADR.......................  35,115  2,157,817
    RPC Group P.L.C....................................  28,434    231,462
    RPS Group P.L.C....................................  14,182     38,869
*   RSA Insurance Group P.L.C..........................  68,152    465,054
    Sage Group P.L.C. (The)............................  56,466    407,055
*   Salamander Energy P.L.C............................   1,958      2,065
    Savills P.L.C......................................  12,824    140,731
    Schroders P.L.C.(0239581)..........................   1,147     38,584
    Schroders P.L.C.(0240549)..........................   1,837     79,828
*   SDL P.L.C..........................................   6,858     43,708
    Senior P.L.C.......................................  43,233    200,849
    Sepura P.L.C.......................................   4,663     10,529
    Serco Group P.L.C..................................  18,803     43,566
*   Severfield P.L.C...................................   3,577      3,643
    Severn Trent P.L.C.................................   6,708    217,170
    Shanks Group P.L.C.................................  39,825     58,870
    Shire P.L.C........................................   6,185    451,430
    SIG P.L.C..........................................  41,054    113,856
    Sky P.L.C..........................................  20,494    285,792
*   Skyepharma P.L.C...................................  10,240     40,320
    Smith & Nephew P.L.C...............................  10,869    193,826
    Smith & Nephew P.L.C. Sponsored ADR................     750     26,850
    Smiths Group P.L.C.................................  18,437    312,028
    Soco International P.L.C...........................  16,515     64,847
    Spectris P.L.C.....................................  11,774    369,988
    Speedy Hire P.L.C..................................  39,882     43,598
    Spirax-Sarco Engineering P.L.C.....................   5,758    264,277
    Spirent Communications P.L.C.......................  27,560     36,797
*   Sports Direct International P.L.C..................   7,119     75,924
    SSE P.L.C..........................................  17,758    429,719
    St Ives P.L.C......................................   2,904      7,803
    St James's Place P.L.C.............................  35,397    455,412
    ST Modwen Properties P.L.C.........................  16,551    104,103
    Stagecoach Group P.L.C.............................  27,130    139,666
    Standard Chartered P.L.C...........................  31,514    420,236
    Standard Life P.L.C................................  50,731    306,509
    Sthree P.L.C.......................................   3,281     16,676
    Stobart Group, Ltd.................................   4,060      6,470
*   SuperGroup P.L.C...................................   2,659     38,491
    Synergy Health P.L.C...............................   5,922    193,192
    Synthomer P.L.C....................................  25,015     91,441
#   TalkTalk Telecom Group P.L.C.......................  31,929    152,493
    Tate & Lyle P.L.C..................................  33,130    337,890
    Taylor Wimpey P.L.C................................ 204,567    415,591
    Ted Baker P.L.C....................................   1,597     56,931
    Telecity Group P.L.C...............................  20,003    259,144

                                     1167

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- ------------
UNITED KINGDOM -- (Continued)
    Tesco P.L.C........................................ 198,341 $    670,722
*   Thomas Cook Group P.L.C............................  78,828      151,354
    Topps Tiles P.L.C..................................   9,851       17,865
    Travis Perkins P.L.C...............................  15,892      458,584
*   Trinity Mirror P.L.C...............................  24,604       63,798
    TT electronics P.L.C...............................  14,705       24,412
    TUI AG(5666292)....................................  17,393      305,856
*   TUI AG(BSS7HQ3)....................................   8,571      148,201
    Tullett Prebon P.L.C...............................   9,368       47,114
    Tullow Oil P.L.C...................................  16,836       92,621
    UBM P.L.C..........................................  23,729      188,423
    UDG Healthcare P.L.C...............................  10,517       62,030
    Unilever P.L.C. Sponsored ADR......................  16,177      711,303
    UNITE Group P.L.C. (The)...........................  15,780      116,224
    United Utilities Group P.L.C.......................  16,965      261,835
    UTV Media P.L.C....................................   3,863       11,112
*   Vectura Group P.L.C................................  12,906       29,365
    Vedanta Resources P.L.C............................   7,796       43,564
    Vesuvius P.L.C.....................................  14,320       94,550
    Victrex P.L.C......................................   7,503      231,943
    Vitec Group P.L.C. (The)...........................     435        4,040
    Vodafone Group P.L.C............................... 489,013    1,719,603
    Weir Group P.L.C. (The)............................  12,266      309,248
    WH Smith P.L.C.....................................   7,748      156,924
    Whitbread P.L.C....................................   4,587      344,304
*   Wincanton P.L.C....................................   4,428       11,786
    WM Morrison Supermarkets P.L.C..................... 209,067      564,088
    Wolseley P.L.C.....................................   6,153      356,648
    WPP P.L.C..........................................  26,614      585,257
    WS Atkins P.L.C....................................   6,335      119,381
    Xaar P.L.C.........................................   1,394        6,468
    Xchanging P.L.C....................................  14,556       34,300
                                                                ------------
TOTAL UNITED KINGDOM...................................           69,969,021
                                                                ------------
UNITED STATES -- (0.0%)
#*  Chaparral Gold Corp................................   1,000          472
                                                                ------------
TOTAL COMMON STOCKS....................................          349,869,785
                                                                ------------
RIGHTS/WARRANTS -- (0.0%)

FRANCE -- (0.0%)
*   Groupe Fnac Rights 05/16/15........................       6           34
                                                                ------------
SPAIN -- (0.0%)
*   ACS Actividades de Construccion y Servicios SA.....   3,556        1,808

                                     1168

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SPAIN -- (Continued)
*     Banco Santander SA................................   230,207 $     35,242
                                                                   ------------
TOTAL SPAIN.............................................                 37,050
                                                                   ------------
TOTAL RIGHTS/WARRANTS...................................                 37,084
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (7.1%)
(S)@  DFA Short Term Investment Fund.................... 2,306,187   26,682,586
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $394,157,734)^^.....           $376,589,455
                                                                   ============

                                     1169

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Common Stocks
   Australia..................... $   151,184 $ 23,250,825   --    $ 23,402,009
   Austria.......................          --    1,520,921   --       1,520,921
   Belgium.......................     114,871    4,736,805   --       4,851,676
   Canada........................  37,108,563           --   --      37,108,563
   China.........................          --       11,126   --          11,126
   Denmark.......................          --    4,158,416   --       4,158,416
   Finland.......................          --    4,772,474   --       4,772,474
   France........................     424,005   26,580,726   --      27,004,731
   Germany.......................     816,277   20,326,783   --      21,143,060
   Hong Kong.....................          --   10,292,500   --      10,292,500
   Ireland.......................     670,850    1,031,574   --       1,702,424
   Israel........................     288,964    1,589,068   --       1,878,032
   Italy.........................     176,604    9,446,062   --       9,622,666
   Japan.........................      74,087   73,311,093   --      73,385,180
   Netherlands...................   1,783,004    8,125,981   --       9,908,985
   New Zealand...................          --    1,148,276   --       1,148,276
   Norway........................     211,757    3,278,712   --       3,490,469
   Portugal......................          --    1,011,070   --       1,011,070
   Singapore.....................      10,611    5,517,462   --       5,528,073
   Spain.........................      77,427   10,483,945   --      10,561,372
   Sweden........................          --   10,688,725   --      10,688,725
   Switzerland...................   1,277,584   15,431,960   --      16,709,544
   United Kingdom................  21,236,428   48,732,593   --      69,969,021
   United States.................         472           --   --             472
Rights/Warrants..................
   France........................          --           34   --              34
   Spain.........................          --       37,050   --          37,050
Securities Lending Collateral....          --   26,682,586   --      26,682,586
                                  ----------- ------------   --    ------------
TOTAL............................ $64,422,688 $312,166,767   --    $376,589,455
                                  =========== ============   ==    ============

                                     1170

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                        SHARES   VALUE++
                                                        ------- ----------
COMMON STOCKS -- (90.1%)

BRAZIL -- (6.5%)
*   Abril Educacao SA..................................   1,500 $    5,420
    AES Tiete SA.......................................  40,415    205,703
    Aliansce Shopping Centers SA.......................  49,891    298,372
    ALL - America Latina Logistica SA.................. 109,800    158,305
    Alupar Investimento SA.............................  21,356    151,550
    Arezzo Industria e Comercio SA.....................  24,728    216,189
*   B2W Cia Digital....................................  36,032    307,789
*   Banco ABC Brasil SA................................   1,188      5,025
    Banco Bradesco SA.................................. 182,484  2,284,142
    Banco do Brasil SA................................. 239,970  1,849,577
    BB Seguridade Participacoes SA..................... 100,500  1,097,818
    Bematech SA........................................  30,200    116,114
*   BHG SA - Brazil Hospitality Group..................  14,800     95,355
    BM&FBovespa SA..................................... 783,117  2,650,861
    BR Malls Participacoes SA.......................... 214,952  1,223,744
    Brasil Brokers Participacoes SA.................... 106,800    107,196
    Brasil Insurance Participacoes e Administracao SA.. 18,970 14,234 BrasilAgro - Co. Brasileira de Propriedades
      Agricolas........................................   2,800      8,809
#   Braskem SA Sponsored ADR...........................  64,833    610,727
*   Brazil Pharma SA...................................  71,269     29,622
    BRF SA............................................. 101,200  2,416,813
    BRF SA ADR.........................................  52,139  1,236,737
    CCR SA............................................. 343,703  1,960,190
    Centrais Eletricas Brasileiras SA.................. 143,882    276,104
#   Centrais Eletricas Brasileiras SA ADR..............  17,139     39,420
    CETIP SA - Mercados Organizados.................... 122,846  1,579,052
    Cia Brasileira de Distribuicao ADR.................  19,886    652,460
    Cia de Saneamento Basico do Estado de Sao Paulo....  89,549    446,291
    Cia de Saneamento Basico do Estado de Sao Paulo
      ADR..............................................  37,154    180,568
    Cia de Saneamento de Minas Gerais-COPASA...........  30,700    194,106
    Cia Energetica de Minas Gerais.....................  19,209     90,222
    Cia Energetica de Minas Gerais Sponsored ADR.......      --          1
    Cia Hering......................................... 111,748    757,550
    Cia Paranaense de Energia..........................   8,100     65,432
#   Cia Paranaense de Energia Sponsored ADR............  12,235    141,926
*   Cia Providencia Industria e Comercio SA............   2,200      6,665
#   Cia Siderurgica Nacional SA Sponsored ADR.......... 366,608    549,912
    Cielo SA........................................... 205,153  3,056,160
    Contax Participacoes SA............................   6,500     25,719
*   Cosan Logistica SA.................................  39,728     32,546
    Cosan SA Industria e Comercio......................  55,028    505,111
    CPFL Energia SA.................................... 127,332    802,930
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes.................................... 172,100    692,992
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes....................................   2,400      9,720
    Direcional Engenharia SA...........................  54,700    132,507
    Duratex SA......................................... 114,223    315,814
    EcoRodovias Infraestrutura e Logistica SA..........  84,700    326,700
    EDP - Energias do Brasil SA........................ 167,813    539,466
    Embraer SA.........................................  42,200    374,736
    Embraer SA ADR.....................................  78,348  2,762,550
    Equatorial Energia SA..............................  91,663    850,957

                                     1171

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
BRAZIL -- (Continued)
    Estacio Participacoes SA...........................  57,653 $  359,008
    Eternit SA.........................................  69,732     80,439
    Even Construtora e Incorporadora SA................ 168,800    273,347
    Ez Tec Empreendimentos e Participacoes SA..........  33,600    205,662
*   Fertilizantes Heringer SA..........................   6,700      9,488
*   Fibria Celulose SA.................................  63,100    764,725
*   Fibria Celulose SA Sponsored ADR...................  82,753  1,003,794
*   Forjas Taurus SA...................................     458        931
    Gafisa SA.......................................... 158,400    111,386
#   Gafisa SA ADR......................................  80,334    114,878
*   General Shopping Brasil SA.........................   5,100     11,304
    Gerdau SA..........................................  32,500     90,038
    Gerdau SA Sponsored ADR............................ 388,350  1,339,807
    Gol Linhas Aereas Inteligentes SA ADR..............   7,500     33,750
    Grendene SA........................................  38,100    197,065
    Guararapes Confeccoes SA...........................   3,706    108,350
    Helbor Empreendimentos SA..........................  80,790    117,302
*   Hypermarcas SA..................................... 145,126    986,979
    Iguatemi Empresa de Shopping Centers SA............  42,704    386,538
    Industrias Romi SA.................................   3,400      2,555
    International Meal Co. Holdings SA.................  25,700     73,595
    Iochpe-Maxion SA...................................  48,100    200,015
    Itau Unibanco Holding SA...........................  55,061    616,594
    JBS SA............................................. 486,488  2,076,408
    JHSF Participacoes SA..............................  30,000     24,031
    JSL SA.............................................  38,800    156,308
    Kepler Weber SA....................................   7,672    108,990
    Klabin SA.......................................... 221,394  1,133,408
    Kroton Educacional SA.............................. 283,804  1,306,650
    Light SA...........................................  54,298    286,903
    Localiza Rent a Car SA.............................  86,496  1,126,677
*   Log-in Logistica Intermodal SA.....................  19,300     24,786
    Lojas Americanas SA................................  72,857    317,547
    Lojas Renner SA....................................  57,145  1,504,802
    LPS Brasil Consultoria de Imoveis SA...............  24,900     52,936
    M Dias Branco SA...................................  12,400    381,785
    Magnesita Refratarios SA...........................  68,085     47,552
    Mahle-Metal Leve SA Industria e Comercio...........  20,500    152,645
    Marcopolo SA.......................................   1,400      1,394
*   Marfrig Global Foods SA............................ 153,450    287,709
    Marisa Lojas SA....................................  18,883    102,927
    Mills Estruturas e Servicos de Engenharia SA.......  33,900     72,078
*   Minerva SA.........................................  82,845    267,192
    MRV Engenharia e Participacoes SA.................. 239,154    618,767
    Multiplan Empreendimentos Imobiliarios SA..........  39,892    713,618
    Multiplus SA.......................................  28,000    362,112
    Natura Cosmeticos SA...............................  86,700  1,012,592
*   Oi SA..............................................  16,825     33,833
*   Oi SA ADR(670851302)...............................     199        408
#*  Oi SA ADR(670851401)...............................  14,138     27,851
*   Paranapanema SA....................................  70,114     51,143
*   PDG Realty SA Empreendimentos e Participacoes...... 847,533    164,912
    Petroleo Brasileiro SA............................. 119,600    358,441

                                     1172

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
BRAZIL -- (Continued)
    Petroleo Brasileiro SA ADR.........................    218,298 $ 1,311,971
    Porto Seguro SA....................................     43,600     439,597
    Portobello SA......................................     16,200      24,155
    Profarma Distribuidora de Produtos Farmaceuticos SA      3,800       9,794
    QGEP Participacoes SA..............................     49,000     104,056
    Raia Drogasil SA...................................     56,214     538,362
    Restoque Comercio e Confeccoes de Roupas SA........     52,500     145,403
    Rodobens Negocios Imobiliarios SA..................      8,300      30,715
*   Rossi Residencial SA...............................     25,054      19,771
    Santos Brasil Participacoes SA.....................     26,600     136,470
    Sao Martinho SA....................................     28,884     367,414
    SLC Agricola SA....................................     40,400     215,654
    Sonae Sierra Brasil SA.............................     14,800      86,359
*   Springs Global Participacoes SA....................     21,540       7,145
    Sul America SA.....................................     81,552     347,773
*   T4F Entretenimento SA..............................      9,700       8,707
    Technos SA.........................................      6,655      16,518
    Tecnisa SA.........................................     43,100      50,349
    Tegma Gestao Logistica.............................     16,697      86,409
    Telefonica Brasil SA ADR...........................     23,628     435,700
    Tereos Internacional SA............................     10,800       4,146
    Tim Participacoes SA...............................    160,587     706,073
    Tim Participacoes SA ADR...........................     24,081     531,468
    Totvs SA...........................................     64,474     807,443
*   TPI - Triunfo Participacoes e Investimentos SA.....     12,300      22,590
    Tractebel Energia SA...............................     73,549     855,230
    Transmissora Alianca de Energia Eletrica SA........     51,215     375,626
    Ultrapar Participacoes SA..........................    119,484   2,356,119
    Ultrapar Participacoes SA Sponsored ADR............     18,730     366,733
    UNICASA Industria de Moveis SA.....................      5,500       4,329
*   Usinas Siderurgicas de Minas Gerais SA.............     18,000     114,123
    Vale SA............................................    155,100   1,082,843
#   Vale SA Sponsored ADR..............................    266,030   1,870,191
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A....................     29,573     423,163
*   Vanguarda Agro SA..................................     72,299      26,174
    WEG SA.............................................     53,342     636,503
                                                                   -----------
TOTAL BRAZIL...........................................             66,886,940
                                                                   -----------
CHILE -- (1.5%)
    AES Gener SA.......................................    636,781     331,927
    Aguas Andinas SA Class A...........................    749,709     431,903
#   Banco de Chile ADR.................................      9,927     652,628
    Banco de Credito e Inversiones.....................      8,756     368,985
    Banco Santander Chile ADR..........................     60,140   1,145,066
    Besalco SA.........................................     75,179      37,117
    CAP SA.............................................     22,318      54,869
    Cencosud SA........................................    296,394     727,031
    Cencosud SA ADR....................................      9,745      73,380
*   Cia Sud Americana de Vapores SA....................  1,458,689      49,045
    Colbun SA..........................................  2,356,700     646,052
    Corpbanca SA....................................... 46,140,367     509,754
#   Corpbanca SA ADR...................................      4,431      73,643

                                     1173

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
CHILE -- (Continued)
    E.CL SA............................................    246,761 $   384,078
    Empresa Nacional de Electricidad SA Sponsored ADR..     30,083   1,284,544
*   Empresas AquaChile SA..............................     68,763      44,398
    Empresas CMPC SA...................................    505,626   1,268,642
    Empresas COPEC SA..................................     62,933     715,792
    Empresas Hites SA..................................     72,367      23,750
    Empresas Iansa SA..................................  1,240,934      32,959
*   Empresas La Polar SA...............................    163,427       5,949
    Enersis SA Sponsored ADR...........................    148,199   2,260,035
    ENTEL Chile SA.....................................     53,018     500,400
    Forus SA...........................................     36,415     132,112
    Gasco SA...........................................      8,102      68,973
    Grupo Security SA..................................    194,242      59,472
    Inversiones Aguas Metropolitanas SA................    296,722     459,140
    Inversiones La Construccion SA.....................     10,661     127,644
*   Latam Airlines Group SA............................     21,221     219,150
#*  Latam Airlines Group SA Sponsored ADR..............     67,157     696,418
    Masisa SA..........................................    769,822      21,365
    Molibdenos y Metales SA............................      4,602      35,704
*   Multiexport Foods SA...............................    122,053      24,481
    Parque Arauco SA...................................    205,189     364,313
    PAZ Corp. SA.......................................     93,709      51,755
    Ripley Corp. SA....................................    283,615     116,740
    SACI Falabella.....................................    121,678     799,878
    Salfacorp SA.......................................     67,934      45,231
    Sigdo Koppers SA...................................    111,976     151,651
    Sociedad Matriz SAAM SA............................  1,699,690     120,645
    Sociedad Quimica y Minera de Chile SA Sponsored
      ADR..............................................      6,008     143,351
    Socovesa SA........................................    139,493      27,781
    Sonda SA...........................................    155,392     377,180
*   Tech Pack SA.......................................     11,501       4,815
                                                                   -----------
TOTAL CHILE............................................             15,669,746
                                                                   -----------
CHINA -- (14.6%)
#   361 Degrees International, Ltd.....................    195,000      55,782
    AAC Technologies Holdings, Inc.....................     37,000     236,456
    Agile Property Holdings, Ltd.......................    656,749     398,368
    Agricultural Bank of China, Ltd. Class H...........  3,690,000   1,806,618
    Air China, Ltd. Class H............................    454,000     433,816
    Ajisen China Holdings, Ltd.........................    118,000      68,349
*   Alibaba Health Information Technology, Ltd.........    240,000     157,123
*   Alibaba Pictures Group, Ltd........................    180,000      35,497
#*  Aluminum Corp. of China, Ltd. ADR..................     18,685     207,777
#*  Aluminum Corp. of China, Ltd. Class H..............    488,000     219,698
    AMVIG Holdings, Ltd................................     98,000      47,888
    Angang Steel Co., Ltd. Class H.....................    282,000     208,610
    Anhui Conch Cement Co., Ltd. Class H...............    194,500     652,348
    Anhui Expressway Co., Ltd. Class H.................    172,000     124,623
#   Anta Sports Products, Ltd..........................    143,000     253,172
    Anxin-China Holdings, Ltd..........................    784,000      53,518
    Asia Cement China Holdings Corp....................    158,000      81,047
*   AVIC International Holdings, Ltd...................    100,000      69,844
    Bank of China, Ltd. Class H........................ 10,148,356   5,652,351

                                     1174

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
    Bank of Communications Co., Ltd. Class H...........  1,149,580 $   965,086
    Baoxin Auto Group, Ltd.............................    217,500     125,346
    Baoye Group Co., Ltd. Class H......................    100,000      57,954
    BBMG Corp. Class H.................................    252,641     220,770
    Beijing Capital International Airport Co., Ltd.
      Class H..........................................    556,000     526,846
    Beijing Capital Land, Ltd. Class H.................    376,000     173,343
    Beijing Enterprises Water Group, Ltd...............    374,000     244,106
    Beijing Jingneng Clean Energy Co., Ltd. Class H....    346,000     138,359
    Beijing North Star Co., Ltd. Class H...............    284,000      89,518
    Belle International Holdings, Ltd..................    744,000     840,243
#   Biostime International Holdings, Ltd...............     65,000     176,697
#   Bloomage Biotechnology Corp., Ltd..................     40,000      66,200
    Boer Power Holdings, Ltd...........................     83,000      90,423
#   Bosideng International Holdings, Ltd...............  1,098,000     141,019
    Brilliance China Automotive Holdings, Ltd..........    368,000     675,943
#   Byd Co., Ltd. Class H..............................     54,000     195,771
    BYD Electronic International Co., Ltd..............    297,000     311,405
    C C Land Holdings, Ltd.............................    422,125      72,699
#*  Carnival Group International Holdings, Ltd.........     85,500      13,750
    Carrianna Group Holdings Co., Ltd..................    102,000      12,214
    CECEP COSTIN New Materials Group, Ltd..............     62,000      25,997
    Central China Real Estate, Ltd.....................    181,194      45,220
#   Changshouhua Food Co., Ltd.........................     87,000      59,789
*   Chaoda Modern Agriculture Holdings, Ltd............    600,243      42,017
#   Chaowei Power Holdings, Ltd........................    199,000      83,135
*   Chigo Holding, Ltd.................................  1,680,000      36,108
    China Aerospace International Holdings, Ltd........    926,000     116,568
    China Agri-Industries Holdings, Ltd................    876,800     355,279
#   China All Access Holdings, Ltd.....................    154,000      51,599
    China Aoyuan Property Group, Ltd...................    385,000      61,969
*   China Automation Group, Ltd........................    134,000      15,533
    China BlueChemical, Ltd............................    637,143     221,491
    China Child Care Corp., Ltd........................    112,000      17,773
    China CITIC Bank Corp., Ltd. Class H...............  1,117,000     827,443
#   China Coal Energy Co., Ltd. Class H................    836,000     462,708
    China Communications Services Corp., Ltd.
      Class H..........................................    980,800     442,928
    China Construction Bank Corp. Class H.............. 15,189,990  12,178,809
#*  China COSCO Holdings Co., Ltd. Class H.............    309,000     152,340
*   China Culiangwang Beverages Holdings, Ltd..........    216,000      12,192
#   China Datang Corp. Renewable Power Co., Ltd.
      Class H..........................................    641,000      92,295
#*  China Dredging Environment Protection Holdings,
      Ltd..............................................    197,000      34,597
*   China Eastern Airlines Corp., Ltd. Class H.........    208,000     105,489
*   China Energine International Holdings, Ltd.........    136,000      14,662
    China Everbright International, Ltd................    524,000     770,429
#   China Fiber Optic Network System Group, Ltd........    330,000      80,333
#*  China Foods, Ltd...................................    244,000      80,476
#   China Galaxy Securities Co., Ltd. Class H..........    130,500     139,622
    China Gas Holdings, Ltd............................    230,000     356,657
    China Glass Holdings, Ltd..........................    200,000      25,710
*   China High Precision Automation Group, Ltd.........     73,000       2,154
*   China High Speed Transmission Equipment Group Co.,
      Ltd..............................................    391,993     276,761
    China Hongqiao Group, Ltd..........................    357,000     227,645
*   China Household Holdings, Ltd......................    550,000      37,602

                                     1175

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
CHINA -- (Continued)
*   China Huiyuan Juice Group, Ltd.....................   181,500 $    59,140
    China International Marine Containers Group Co.,
      Ltd. Class H.....................................    44,300      84,613
#   China ITS Holdings Co., Ltd........................   164,000      19,665
#   China Lesso Group Holdings, Ltd....................   215,000     103,968
#   China Life Insurance Co., Ltd. ADR.................    24,223   1,391,369
    China Life Insurance Co., Ltd. Class H.............    61,000     236,767
    China Lilang, Ltd..................................   120,000      75,389
    China Longyuan Power Group Corp., Ltd. Class H.....   474,000     506,307
#*  China Lumena New Materials Corp....................   936,000      56,596
    China Mengniu Dairy Co., Ltd.......................   101,000     461,514
    China Merchants Bank Co., Ltd. Class H.............   678,098   1,515,258
    China Merchants Holdings International Co., Ltd....   246,203     901,591
    China Merchants Land, Ltd..........................   204,000      28,929
#*  China Metal Recycling Holdings, Ltd................   130,581      29,780
    China Minsheng Banking Corp., Ltd. Class H......... 1,166,100   1,413,987
    China Mobile, Ltd. Sponsored ADR...................   176,703  11,542,240
*   China Modern Dairy Holdings, Ltd...................   162,000      52,093
    China Molybdenum Co., Ltd. Class H.................   146,000      92,184
    China National Building Material Co., Ltd.
      Class H.......................................... 1,160,000   1,118,119
    China National Materials Co., Ltd..................   395,000     105,022
*   China New Town Development Co., Ltd................   416,254      23,286
    China Oil & Gas Group, Ltd......................... 1,900,000     244,808
    China Oilfield Services, Ltd. Class H..............   310,000     511,510
    China Overseas Grand Oceans Group, Ltd.............   273,500     143,830
    China Overseas Land & Investment, Ltd..............   690,000   2,002,901
    China Pacific Insurance Group Co., Ltd. Class H....   139,400     669,923
#   China Power International Development, Ltd.........   829,000     477,079
*   China Power New Energy Development Co., Ltd........ 1,500,000      91,507
#*  China Precious Metal Resources Holdings Co., Ltd... 1,426,000     125,191
*   China Properties Group, Ltd........................   128,000      21,601
*   China Qinfa Group, Ltd.............................   144,000       4,768
    China Railway Construction Corp., Ltd. Class H.....   437,000     499,765
    China Railway Group, Ltd. Class H..................   648,000     473,835
*   China Rare Earth Holdings, Ltd.....................   398,000      65,858
    China Resources Cement Holdings, Ltd...............   500,000     297,365
    China Resources Gas Group, Ltd.....................   188,000     456,620
    China Resources Land, Ltd..........................   430,222   1,101,716
    China Resources Power Holdings Co., Ltd............   278,000     781,945
#*  China Rongsheng Heavy Industries Group Holdings,
      Ltd..............................................   811,500      73,657
*   China Ruifeng Renewable Energy, Ltd................   116,000      16,310
#   China Sanjiang Fine Chemicals Co., Ltd.............   181,000      53,695
*   China SCE Property Holdings, Ltd...................   369,600      71,152
#   China Shanshui Cement Group, Ltd...................   660,790     294,445
    China Shenhua Energy Co., Ltd. Class H.............   534,384   1,466,902
#*  China Shipping Container Lines Co., Ltd. Class H... 1,053,000     331,813
#*  China Shipping Development Co., Ltd. Class H.......   509,654     361,965
#   China Singyes Solar Technologies Holdings, Ltd.....   143,000     199,833
#   China South City Holdings, Ltd.....................   720,000     236,440
    China Southern Airlines Co., Ltd. Class H..........   228,000     121,406
    China Southern Airlines Co., Ltd. Sponsored ADR....     6,230     165,095
    China State Construction International Holdings,
      Ltd..............................................   255,919     392,948
    China Suntien Green Energy Corp., Ltd. Class H.....   647,000     143,921
*   China Taifeng Beddings Holdings, Ltd...............   134,000      16,706

                                     1176

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
CHINA -- (Continued)
*   China Taiping Insurance Holdings Co., Ltd..........   190,212 $  585,058
    China Telecom Corp., Ltd. ADR......................    16,786    982,988
    China Telecom Corp., Ltd. Class H..................    86,000     50,859
#*  China Tian Lun Gas Holdings, Ltd...................    79,500     83,337
*   China Tianyi Holdings, Ltd.........................   108,000     10,052
    China Travel International Investment Hong Kong,
      Ltd..............................................   150,000     49,803
    China Unicom Hong Kong, Ltd........................   960,000  1,436,924
    China Unicom Hong Kong, Ltd. ADR...................    98,464  1,472,037
    China Vanadium Titano - Magnetite Mining Co., Ltd..   249,000     22,756
#   China Water Affairs Group, Ltd.....................   266,000    125,585
#*  China Water Industry Group, Ltd....................    76,000     14,265
*   China WindPower Group, Ltd......................... 1,314,648     80,077
    China Yongda Automobiles Services Holdings, Ltd....    42,500     24,137
#*  China Yurun Food Group, Ltd........................   522,000    200,673
    China ZhengTong Auto Services Holdings, Ltd........   256,000    128,477
#   China Zhongwang Holdings, Ltd......................   659,118    289,922
*   Chinasoft International, Ltd.......................   216,000     68,806
*   Chongqing Iron & Steel Co., Ltd. Class H...........   190,000     38,300
    Chongqing Machinery & Electric Co., Ltd. Class H...   476,000     73,331
    Chongqing Rural Commercial Bank Co., Ltd. Class H..   764,000    468,633
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd....................................    92,000     23,102
    CIMC Enric Holdings, Ltd...........................   138,000    105,736
*   CITIC Dameng Holdings, Ltd.........................    40,000      2,925
#*  CITIC Resources Holdings, Ltd......................   924,000    121,209
#   CITIC Securities Co., Ltd. Class H.................   159,000    508,779
    CITIC, Ltd.........................................   460,433    791,325
    Citychamp Watch & Jewellery Group, Ltd.............   700,000     85,731
    Clear Media, Ltd...................................    22,000     21,842
    CNOOC, Ltd.........................................   866,000  1,151,322
#   CNOOC, Ltd. ADR....................................    38,445  5,118,952
    Comba Telecom Systems Holdings, Ltd................   312,229     75,259
#*  Comtec Solar Systems Group, Ltd....................   278,000     34,971
    Coolpad Group, Ltd.................................   164,000     33,244
    COSCO Pacific, Ltd.................................   485,051    705,647
*   Coslight Technology International Group Co., Ltd...    52,000     31,825
    Country Garden Holdings Co., Ltd................... 1,370,000    545,884
    CP Pokphand Co., Ltd............................... 1,062,000    120,392
    CPMC Holdings, Ltd.................................   201,000    107,474
*   DaChan Food Asia, Ltd..............................    57,000      6,639
#   Dah Chong Hong Holdings, Ltd.......................   370,000    216,664
    Dalian Port PDA Co., Ltd. Class H..................   422,000    144,388
#   Daphne International Holdings, Ltd.................   308,000     98,763
    Datang International Power Generation Co., Ltd.
      Class H..........................................   382,000    208,855
#*  DBA Telecommunication Asia Holdings, Ltd...........   112,000      5,504
    Digital China Holdings, Ltd........................   305,000    288,117
#   Dongfang Electric Corp., Ltd. Class H..............    41,000     89,816
    Dongyue Group, Ltd.................................   418,000    145,510
    Embry Holdings, Ltd................................    14,000      7,248
    ENN Energy Holdings, Ltd...........................   174,000  1,025,201
    EVA Precision Industrial Holdings, Ltd.............   252,000     59,916
#   Evergrande Real Estate Group, Ltd.................. 2,448,000  1,012,953
#   Fantasia Holdings Group Co., Ltd...................   615,000     60,967
#   First Tractor Co., Ltd. Class H....................    68,000     49,889

                                     1177

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
#   Fosun International, Ltd...........................    451,500 $   632,881
    Franshion Properties China, Ltd....................  1,425,120     418,415
    Fufeng Group, Ltd..................................    384,400     194,196
#*  GCL-Poly Energy Holdings, Ltd......................  1,434,000     313,225
#   Geely Automobile Holdings, Ltd.....................  1,630,000     669,886
*   Global Bio-Chem Technology Group Co., Ltd..........    482,800      13,968
*   Glorious Property Holdings, Ltd....................    793,000      90,925
#   Golden Eagle Retail Group, Ltd.....................    103,000     122,784
*   Goldin Properties Holdings, Ltd....................     42,000      23,976
    Goldlion Holdings, Ltd.............................     61,152      26,259
    GOME Electrical Appliances Holding, Ltd............  2,505,940     348,173
    Good Friend International Holdings, Inc............     22,000       6,248
#   Goodbaby International Holdings, Ltd...............    131,000      41,255
    Great Wall Motor Co., Ltd. Class H.................    160,500     916,116
    Greatview Aseptic Packaging Co., Ltd...............    134,000      61,256
#   Greenland Hong Kong Holdings, Ltd..................    127,000      49,524
#   Greentown China Holdings, Ltd......................    258,000     229,031
    Guangdong Investment, Ltd..........................    580,000     775,560
*   Guangdong Land Holdings, Ltd.......................    142,000      36,476
    Guangshen Railway Co., Ltd. Class H................    198,000     102,398
    Guangshen Railway Co., Ltd. Sponsored ADR..........      6,762     173,242
    Guangzhou Automobile Group Co., Ltd. Class H.......    587,740     535,935
    Guangzhou R&F Properties Co., Ltd..................    411,600     471,420
#   Guodian Technology & Environment Group Corp., Ltd.
      Class H..........................................    235,000      29,279
    Haier Electronics Group Co., Ltd...................    219,000     589,529
    Hainan Meilan International Airport Co., Ltd.
      Class H..........................................     65,000      52,765
    Haitian International Holdings, Ltd................     84,000     163,291
#   Hanergy Thin Film Power Group, Ltd.................  1,904,000     882,055
*   Heng Tai Consumables Group, Ltd....................  1,562,090      17,597
    Hengan International Group Co., Ltd................    121,500   1,442,219
#   Hengdeli Holdings, Ltd.............................    967,200     180,171
#*  Hidili Industry International Development, Ltd.....    374,000      32,323
#   Hilong Holding, Ltd................................    351,000     108,362
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H     53,000      42,991
*   HKC Holdings, Ltd..................................  1,068,098      35,021
#   Honghua Group, Ltd.................................    441,000      53,997
    Hopewell Highway Infrastructure, Ltd...............    267,972     129,519
*   Hopson Development Holdings, Ltd...................    251,000     222,529
*   Hua Lien International Holding Co., Ltd............    304,000      12,690
    Huadian Power International Corp., Ltd. Class H....    338,000     305,701
    Huaneng Power International, Inc. Class H..........    254,000     353,583
    Huaneng Power International, Inc. Sponsored ADR....      6,108     340,521
    Huaneng Renewables Corp., Ltd. Class H.............    998,000     355,239
#*  Hunan Nonferrous Metal Corp., Ltd. Class H.........    420,000     217,408
    Industrial & Commercial Bank of China, Ltd. Class H 15,537,017  11,099,721
    Inspur International, Ltd..........................     45,000       9,572
    Intime Retail Group Co., Ltd.......................    269,000     165,446
    Jiangsu Expressway Co., Ltd. Class H...............    270,000     331,291
    Jiangxi Copper Co., Ltd. Class H...................    271,000     441,792
    Jingwei Textile Machinery Class H..................     50,000      61,660
#   Ju Teng International Holdings, Ltd................    316,000     166,631
*   Kai Yuan Holdings, Ltd.............................  1,320,000      13,588
#   Kaisa Group Holdings, Ltd..........................    662,000     136,630

                                     1178

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
CHINA -- (Continued)
    Kingboard Chemical Holdings, Ltd...................   259,400 $  418,866
    Kingboard Laminates Holdings, Ltd..................   302,473    128,131
#*  Kingdee International Software Group Co., Ltd......   374,000    120,916
#   Kingsoft Corp., Ltd................................    72,000    171,581
    Kunlun Energy Co., Ltd.............................   946,000    984,987
    KWG Property Holding, Ltd..........................   464,330    299,531
#*  Labixiaoxin Snacks Group, Ltd......................    73,000      7,602
    Lai Fung Holdings, Ltd............................. 1,735,000     34,105
    Le Saunda Holdings, Ltd............................    84,000     30,947
    Lee & Man Chemical Co., Ltd........................    28,000     14,635
    Lee & Man Paper Manufacturing, Ltd.................   428,000    224,717
    Lenovo Group, Ltd.................................. 1,044,000  1,349,604
*   Leoch International Technology, Ltd................   148,000     20,778
#*  Lianhua Supermarket Holdings Co., Ltd. Class H.....   163,200     78,890
*   LK Technology Holdings, Ltd........................    17,500      1,248
    Longfor Properties Co., Ltd........................   349,000    456,698
    Lonking Holdings, Ltd..............................   817,000    154,546
*   Loudong General Nice Resources China Holdings, Ltd.   399,600     31,497
*   Maanshan Iron & Steel Co., Ltd. Class H............   670,000    182,006
*   Madex International Holdings, Ltd..................   820,000     25,654
#   Maoye International Holdings, Ltd..................   441,000     65,886
    Metallurgical Corp. of China, Ltd. Class H.........   665,000    204,370
#*  Microport Scientific Corp..........................    77,000     33,666
    MIE Holdings Corp..................................   306,000     34,707
    MIN XIN Holdings, Ltd..............................    44,000     32,688
*   Mingfa Group International Co., Ltd................   374,000    122,359
    Minmetals Land, Ltd................................   347,644     39,820
    Minth Group, Ltd...................................   162,000    337,238
    MMG, Ltd...........................................   592,000    169,426
    MOBI Development Co., Ltd..........................   100,000     20,705
*   Nan Hai Corp., Ltd................................. 6,200,000     33,384
    Nature Home Holding Co., Ltd.......................    19,000      3,087
#   NetDragon Websoft, Inc.............................    50,500     88,443
    New China Life Insurance Co., Ltd. Class H.........    88,200    485,274
    New World China Land, Ltd..........................   677,189    420,767
    New World Department Store China, Ltd..............   120,000     33,114
    Nine Dragons Paper Holdings, Ltd...................   557,000    407,730
#*  North Mining Shares Co., Ltd.......................   430,000     18,469
    NVC Lighting Holdings, Ltd.........................   403,000     69,010
*   O-Net Communications Group, Ltd....................    65,000     13,729
    Overseas Chinese Town Asia Holdings, Ltd...........   154,000     89,264
#   Pacific Online, Ltd................................   108,000     39,554
    Parkson Retail Group, Ltd..........................   467,000    111,122
#   Phoenix Satellite Television Holdings, Ltd.........   450,000    140,100
    PICC Property & Casualty Co., Ltd. Class H.........   528,388  1,030,527
    Ping An Insurance Group Co. of China, Ltd. Class H.   235,500  2,491,516
    Poly Property Group Co., Ltd.......................   809,111    376,881
*   Ports Design, Ltd..................................   104,000     40,092
*   Pou Sheng International Holdings, Ltd..............   364,687     28,189
*   Powerlong Real Estate Holdings, Ltd................   326,000     44,931
*   Prosperity International Holdings HK, Ltd..........   280,000      8,269
*   Qunxing Paper Holdings Co., Ltd....................   124,416      6,066
    Real Nutriceutical Group, Ltd......................   341,000     96,400

                                     1179

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
CHINA -- (Continued)
#*  Renhe Commercial Holdings Co., Ltd................ 5,863,854 $   264,658
    Road King Infrastructure, Ltd.....................    47,000      40,112
*   Sany Heavy Equipment International Holdings Co.,
      Ltd.............................................   344,000      73,470
    Scud Group, Ltd...................................   206,000      24,737
*   Semiconductor Manufacturing International Corp.... 5,259,000     455,843
*   Semiconductor Manufacturing International Corp.
      ADR.............................................    35,721     151,100
    Shandong Chenming Paper Holdings, Ltd. Class H....   173,500      85,470
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H.........................................   196,000     153,541
    Shanghai Industrial Holdings, Ltd.................   121,000     357,476
* Shanghai Industrial Urban Development Group, Ltd.. 636,000 102,248 Shanghai Jin Jiang International Hotels Group
      Co., Ltd. Class H...............................   332,000     110,503
    Shanghai Prime Machinery Co., Ltd. Class H........   118,000      21,145
*   Shanghai Zendai Property, Ltd.....................   205,000       4,839
    Shengli Oil & Gas Pipe Holdings, Ltd..............   144,000       7,040
    Shenguan Holdings Group, Ltd......................   550,000     153,380
    Shenzhen Expressway Co., Ltd. Class H.............   214,000     166,672
    Shenzhen International Holdings, Ltd..............   288,887     416,339
    Shenzhen Investment, Ltd..........................   914,961     262,889
    Shenzhou International Group Holdings, Ltd........    84,000     303,051
    Shimao Property Holdings, Ltd.....................   488,856   1,028,618
*   Shougang Concord International Enterprises Co.,
      Ltd............................................. 1,692,000      71,809
#   Shougang Fushan Resources Group, Ltd.............. 1,016,000     215,980
    Shui On Land, Ltd................................. 1,323,021     296,126
*   Shunfeng International Clean Energy, Ltd..........   142,000     109,876
#   Sichuan Expressway Co., Ltd. Class H..............   284,000     120,557
*   Sijia Group Co....................................    30,000         995
*   Sino Oil And Gas Holdings, Ltd.................... 3,375,000      70,766
    Sino-Ocean Land Holdings, Ltd.....................   975,503     627,562
*   Sinofert Holdings, Ltd............................   996,000     184,563
#   SinoMedia Holding, Ltd............................   118,644      57,312
    Sinopec Shanghai Petrochemical Co., Ltd. Class H..   290,000      83,935
    Sinopharm Group Co., Ltd. Class H.................   138,000     504,238
    Sinosoft Technology Group, Ltd....................    66,000      28,743
*   Sinotrans Shipping, Ltd...........................   454,173     102,725
    Sinotrans, Ltd. Class H...........................   485,000     346,076
    Sinotruk Hong Kong, Ltd...........................   263,500     144,917
    SITC International Holdings Co., Ltd..............   170,000      93,580
#   Skyworth Digital Holdings, Ltd....................   546,370     308,825
    SMI Holdings Group, Ltd...........................   952,000      33,107
    SOHO China, Ltd...................................   582,412     406,733
*   Solargiga Energy Holdings, Ltd....................   265,000       9,373
*   Sparkle Roll Group, Ltd...........................   456,000      18,502
    Springland International Holdings, Ltd............   136,000      41,854
#   SPT Energy Group, Inc.............................   270,000      43,165
    SRE Group, Ltd....................................   886,857      23,910
#   Sun Art Retail Group, Ltd.........................   385,000     347,549
    Sunac China Holdings, Ltd.........................   642,000     574,730
#   Sunny Optical Technology Group Co., Ltd...........   116,000     175,660
    TCC International Holdings, Ltd...................   413,795     150,792
#   TCL Communication Technology Holdings, Ltd........   177,000     155,689
*   TCL Multimedia Technology Holdings, Ltd...........   262,000     114,457
    Tencent Holdings, Ltd.............................   636,200  10,722,372
#   Tenfu Cayman Holdings Co., Ltd....................    34,000      12,945

                                     1180

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
CHINA -- (Continued)
    Texhong Textile Group, Ltd.........................   125,000 $   94,134
    Tian An China Investment Co., Ltd..................    62,000     38,318
    Tian Shan Development Holding, Ltd.................    36,000     15,357
#   Tiangong International Co., Ltd....................   536,000     93,706
    Tianjin Capital Environmental Protection Group
      Co., Ltd. Class H................................    40,000     26,626
*   Tianjin Jinran Public Utilities Co., Ltd. Class H..    50,000      7,928
    Tianjin Port Development Holdings, Ltd.............   744,000    150,329
    Tianneng Power International, Ltd..................   238,000     58,149
    Tingyi Cayman Islands Holding Corp.................   308,000    759,434
    Tomson Group, Ltd..................................    66,969     16,236
    Tongda Group Holdings, Ltd.........................   690,000     91,114
    Tonly Electronics Holdings, Ltd....................    22,200     15,664
    Towngas China Co., Ltd.............................   273,000    238,413
    TPV Technology, Ltd................................   253,412     51,753
    Travelsky Technology, Ltd. Class H.................   220,500    233,219
#   Trigiant Group, Ltd................................   190,000     39,629
#   Truly International Holdings, Ltd..................   525,140    189,626
#   Uni-President China Holdings, Ltd..................   275,966    238,651
*   United Energy Group, Ltd...........................   808,000    114,238
#*  Wanda Hotel Development Co., Ltd...................    38,000      7,248
    Want Want China Holdings, Ltd......................   983,000  1,174,631
    Wasion Group Holdings, Ltd.........................   146,000    136,813
    Weichai Power Co., Ltd. Class H....................   102,280    404,631
    Weiqiao Textile Co. Class H........................   223,500    122,285
    Welling Holding, Ltd...............................   294,800     54,398
    West China Cement, Ltd............................. 1,288,000    143,906
*   Winsway Enterprises Holdings, Ltd..................   405,000     12,434
    World Wide Touch Technology Holdings, Ltd..........   688,000     17,874
    Wumart Stores, Inc. Class H........................    83,000     58,566
    Xiamen International Port Co., Ltd. Class H........   564,000    143,121
    Xingda International Holdings, Ltd.................   363,000    113,883
    Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H..........................................    70,800    112,689
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H..   236,000     43,320
    Xiwang Special Steel Co., Ltd......................   160,000     22,607
    XTEP International Holdings, Ltd...................   224,500     79,182
*   Yanchang Petroleum International, Ltd.............. 2,200,000     86,423
#   Yanzhou Coal Mining Co., Ltd. Class H..............   302,000    241,718
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR........    17,888    140,957
#   Yingde Gases Group Co., Ltd........................   354,500    238,866
    Yip's Chemical Holdings, Ltd.......................    88,000     51,015
    Youyuan International Holdings, Ltd................    57,200     11,506
    Yuanda China Holdings, Ltd.........................   334,000     19,382
    Yuexiu Property Co., Ltd........................... 2,895,292    570,159
#   Yuexiu Transport Infrastructure, Ltd...............   176,752    119,514
    Yuzhou Properties Co., Ltd.........................   453,200    109,236
#*  Zall Development Group, Ltd........................   207,000     71,071
#   Zhaojin Mining Industry Co., Ltd...................   289,500    176,812
    Zhejiang Expressway Co., Ltd. Class H..............   370,000    471,802
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H..........................................    37,200     22,276
#   Zhong An Real Estate, Ltd..........................   245,000     32,601
#   Zhongsheng Group Holdings, Ltd.....................   195,000    169,642
    Zhuzhou CSR Times Electric Co., Ltd. Class H.......    79,250    442,093
#   Zijin Mining Group Co., Ltd. Class H............... 1,126,000    348,715

                                     1181

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- ------------
CHINA -- (Continued)
#   Zoomlion Heavy Industry Science and Technology
      Co., Ltd......................................... 318,200 $    195,101
    ZTE Corp. Class H..................................  68,800      150,709
                                                                ------------
TOTAL CHINA............................................          149,592,559
                                                                ------------
COLOMBIA -- (0.6%)
    Almacenes Exito SA.................................  56,848      582,459
    Banco de Bogota SA.................................   4,923      125,335
    Bancolombia SA.....................................  56,220      632,705
#   Bancolombia SA Sponsored ADR.......................  31,245    1,445,706
    Celsia SA ESP...................................... 109,766      231,678
    Cementos Argos SA..................................  70,912      267,373
*   Cemex Latam Holdings SA............................  39,921      249,015
    Constructora Conconcreto SA........................   2,809        1,577
    Corp. Financiera Colombiana SA(B000C92)............   7,408      112,517
*   Corp. Financiera Colombiana SA(BS7K7G3)............     238        3,710
    Ecopetrol SA....................................... 639,346      512,263
#   Ecopetrol SA Sponsored ADR.........................  50,713      826,622
    Empresa de Energia de Bogota SA ESP................ 353,789      229,093
    Empresa de Telecomunicaciones de Bogota............  69,627       12,841
    Grupo Aval Acciones y Valores...................... 105,297       54,051
    Grupo de Inversiones Suramericana SA...............   6,730       97,640
    Grupo Nutresa SA...................................  25,976      271,471
    Interconexion Electrica SA ESP..................... 110,882      340,826
    Isagen SA ESP...................................... 303,143      358,429
    Mineros SA.........................................   5,269        4,125
                                                                ------------
TOTAL COLOMBIA.........................................            6,359,436
                                                                ------------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S............................................  40,937      958,182
    Komercni Banka A.S.................................   2,637      536,638
    O2 Czech Republic AS...............................  33,156      293,262
    Pegas Nonwovens SA.................................   3,696      101,291
*   Unipetrol A.S......................................  17,641       97,450
                                                                ------------
TOTAL CZECH REPUBLIC...................................            1,986,823
                                                                ------------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. GDR.....  96,782      690,974
*   Egyptian Financial Group-Hermes Holding Co. GDR....     926        3,777
*   Global Telecom Holding SAE GDR.....................  90,493      261,042
                                                                ------------
TOTAL EGYPT............................................              955,793
                                                                ------------
GREECE -- (0.4%)
    Aegean Airlines SA.................................  14,009      108,427
*   Alpha Bank AE...................................... 870,351      317,990
    Athens Water Supply & Sewage Co. SA (The)..........   9,282       60,741
    Bank of Greece.....................................      93        1,016
*   Ellaktor SA........................................  37,044       70,952
    FF Group...........................................  11,777      351,900
*   Fourlis Holdings SA................................  16,770       52,683
*   Frigoglass SA......................................   9,710       17,936
*   GEK Terna Holding Real Estate Construction SA......  19,516       38,614
    Hellenic Exchanges - Athens Stock Exchange SA
      Holding..........................................  34,255      183,714

                                     1182

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
GREECE -- (Continued)
    Hellenic Petroleum SA..............................  23,710 $  100,796
*   Hellenic Telecommunications Organization SA........  95,093    784,165
*   Intracom Holdings SA...............................  23,370      9,172
    JUMBO SA...........................................  30,650    291,226
*   Lamda Development SA...............................  10,911     34,723
*   Marfin Investment Group Holdings SA................ 371,966     66,202
    Metka SA...........................................  13,580    137,818
    Motor Oil Hellas Corinth Refineries SA.............  20,574    139,471
*   Mytilineos Holdings SA.............................   9,396     53,318
*   National Bank of Greece SA......................... 282,257    288,649
*   National Bank of Greece SA ADR.....................  46,713     51,384
*   Piraeus Bank SA.................................... 380,333    221,291
    Piraeus Port Authority SA..........................     988     11,021
*   Public Power Corp. SA..............................  23,407    127,261
    Terna Energy SA....................................  15,305     36,859
    Titan Cement Co. SA................................   9,067    202,440
                                                                ----------
TOTAL GREECE...........................................          3,759,769
                                                                ----------
HUNGARY -- (0.1%)
*   FHB Mortgage Bank P.L.C............................   6,863     17,333
*   Magyar Telekom Telecommunications P.L.C............ 131,598    170,740
    MOL Hungarian Oil and Gas P.L.C....................   9,104    364,363
    OTP Bank P.L.C.....................................  66,636    883,604
                                                                ----------
TOTAL HUNGARY..........................................          1,436,040
                                                                ----------
INDIA -- (10.0%)
*   3M India, Ltd......................................     173     18,977
    Aarti Industries...................................   8,733     40,081
    Aban Offshore, Ltd.................................  10,632     80,425
    ABB India, Ltd.....................................   5,422    111,961
*   ABG Shipyard, Ltd..................................   2,790      9,217
    ACC, Ltd...........................................   7,534    189,834
    Adani Enterprises, Ltd.............................  82,550    850,562
    Adani Ports & Special Economic Zone, Ltd...........  88,336    482,475
*   Adani Power, Ltd................................... 293,095    245,179
    Aditya Birla Nuvo, Ltd.............................  22,190    644,926
*   Advanta, Ltd.......................................   4,030     21,632
    Aegis Logistics, Ltd...............................   4,339     29,530
    Agro Tech Foods, Ltd...............................   1,273     13,985
    Ahmednagar Forgings, Ltd...........................   7,970     41,433
    AIA Engineering, Ltd...............................  13,746    251,665
    Akzo Nobel India, Ltd..............................   2,710     65,361
    Allahabad Bank.....................................  61,231    114,070
    Allcargo Logistics, Ltd............................   4,282     22,685
    Alok Industries, Ltd............................... 324,602     52,323
    Alstom India, Ltd..................................   7,869     88,781
    Amara Raja Batteries, Ltd..........................  22,814    314,878
    Ambuja Cements, Ltd................................ 241,406    982,946
    Amtek Auto, Ltd....................................  40,409    112,605
    Amtek India, Ltd...................................  21,468     23,130
    Anant Raj, Ltd.....................................  31,479     25,453
*   Andhra Bank........................................  78,945    116,575

                                     1183

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
INDIA -- (Continued)
    Apar Industries, Ltd...............................   5,860 $   35,041
    Apollo Tyres, Ltd.................................. 144,407    562,295
    Arvind, Ltd........................................  54,665    254,935
*   Ashok Leyland, Ltd................................. 419,001    443,936
    Asian Paints, Ltd..................................  83,289  1,152,423
    Atul, Ltd..........................................   5,847    121,525
    Axis Bank, Ltd..................................... 294,871  2,791,626
    Bajaj Auto, Ltd....................................  24,902    958,974
    Bajaj Corp., Ltd...................................  25,290    169,148
    Bajaj Electricals, Ltd.............................   7,154     26,850
    Bajaj Finance, Ltd.................................     500     32,597
    Bajaj Finserv, Ltd.................................  12,691    296,529
*   Bajaj Hindusthan, Ltd.............................. 124,005     38,035
    Bajaj Holdings & Investment, Ltd...................  10,728    244,276
    Balkrishna Industries, Ltd.........................  12,578    131,647
    Ballarpur Industries, Ltd.......................... 146,169     37,160
    Balmer Lawrie & Co., Ltd...........................   7,131     67,448
*   Balrampur Chini Mills, Ltd.........................  46,572     45,904
    Bank of Baroda..................................... 118,030    365,356
    Bank of India......................................  64,420    275,312
    Bank Of Maharashtra................................  36,741     24,685
    Bannari Amman Sugars, Ltd..........................     894     17,190
    BASF India, Ltd....................................   4,569     91,159
    Bata India, Ltd....................................   5,035    115,260
    BEML, Ltd..........................................   9,783    142,076
    Berger Paints India, Ltd...........................  75,832    281,975
    BGR Energy Systems, Ltd............................   7,400     18,581
    Bharat Forge, Ltd..................................  32,540    541,519
    Bharat Petroleum Corp., Ltd........................  68,372    826,424
    Bharti Airtel, Ltd................................. 226,536  1,365,614
    Bhushan Steel, Ltd.................................  21,056     28,591
    Birla Corp., Ltd...................................   9,090     77,706
    Blue Dart Express, Ltd.............................   1,396    153,707
    Blue Star, Ltd.....................................   9,721     52,748
    Bombay Dyeing & Manufacturing Co., Ltd.............  56,063     73,273
    Bosch, Ltd.........................................   1,147    441,754
    Brigade Enterprises, Ltd...........................  10,446     28,373
    Britannia Industries, Ltd..........................  10,913    333,311
    Cairn India, Ltd................................... 179,504    675,252
    Canara Bank........................................  41,321    293,997
    Carborundum Universal, Ltd.........................  35,694    102,205
    CCL Products India, Ltd............................  17,741     54,327
    Ceat, Ltd..........................................   7,953    105,140
*   Central Bank Of India..............................  87,768    147,877
    Century Plyboards India, Ltd.......................  31,384     93,323
    Century Textiles & Industries, Ltd.................  23,215    214,348
    CESC, Ltd..........................................  36,213    424,518
    Chambal Fertilizers & Chemicals, Ltd...............  94,336     92,125
*   Chennai Petroleum Corp., Ltd.......................  16,461     20,581
    City Union Bank, Ltd...............................  82,426    123,844
    Clariant Chemicals India, Ltd......................   4,265     62,409
    CMC, Ltd...........................................   3,585    108,567
    Colgate-Palmolive India, Ltd.......................  17,360    525,474

                                     1184

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
INDIA -- (Continued)
    Container Corp. Of India, Ltd......................  14,177 $321,145
    Coromandel International, Ltd......................  36,781  171,885
    Corp. Bank.........................................  64,540   72,690
    Cox & Kings, Ltd...................................  31,838  155,623
    CRISIL, Ltd........................................   3,081  104,148
    Crompton Greaves, Ltd.............................. 104,106  317,926
    Cummins India, Ltd.................................  23,778  341,388
    Cyient, Ltd........................................  18,662  162,624
    Dabur India, Ltd................................... 106,718  441,536
    Dalmia Bharat, Ltd.................................  25,540  197,757
    DB Corp., Ltd......................................   3,444   21,355
*   DB Realty, Ltd.....................................  19,776   29,117
*   DCB Bank, Ltd......................................  73,400  139,710
    DCM Shriram, Ltd...................................  36,958   87,574
    Deepak Fertilisers & Petrochemicals Corp., Ltd.....  12,197   27,911
*   DEN Networks, Ltd..................................  11,158   19,543
    Dena Bank..........................................  66,087   60,804
*   Dish TV India, Ltd................................. 204,106  260,416
    Divi's Laboratories, Ltd...........................  17,838  503,442
    DLF, Ltd........................................... 138,785  381,056
    eClerx Services, Ltd...............................   6,889  143,339
    Edelweiss Financial Services, Ltd.................. 101,952  113,950
    Eicher Motors, Ltd.................................   1,921  502,725
*   EID Parry India, Ltd...............................  27,419   85,896
    EIH, Ltd...........................................  44,017   81,107
    Emami, Ltd.........................................  22,952  339,570
    Engineers India, Ltd...............................  30,229  105,676
    Entertainment Network India, Ltd...................   2,514   22,341
*   Eros International Media, Ltd......................  14,053   81,960
    Escorts, Ltd.......................................  35,569   73,782
*   Ess Dee Aluminium, Ltd.............................   5,402   23,060
*   Essar Oil, Ltd.....................................  93,590  167,978
    Essar Ports, Ltd...................................  25,367   44,339
    Essel Propack, Ltd.................................  31,577   61,219
    Exide Industries, Ltd.............................. 137,094  410,868
    FAG Bearings India, Ltd............................   3,749  227,583
    Federal Bank, Ltd.................................. 299,777  682,959
*   Federal-Mogul Goetze India, Ltd....................   3,768   26,428
    Financial Technologies India, Ltd..................   5,623   18,286
    Finolex Cables, Ltd................................  27,749  112,806
    Finolex Industries, Ltd............................  22,600  104,993
*   Firstsource Solutions, Ltd......................... 144,720   66,318
*   Future Consumer Enterprise, Ltd....................  82,933   17,829
    Future Retail, Ltd.................................  54,258  103,330
    Gabriel India, Ltd.................................  36,952   61,641
    GAIL India, Ltd.................................... 118,795  812,126
    Gateway Distriparks, Ltd...........................  39,234  242,577
*   Gitanjali Gems, Ltd................................  13,227    9,975
    Global Offshore Services, Ltd......................   2,516   33,822
    GMR Infrastructure, Ltd............................ 324,311  101,896
    Godrej Consumer Products, Ltd......................  28,358  483,643
    Godrej Industries, Ltd.(B1BFBC9)...................  23,561  117,531
*   Godrej Industries, Ltd.............................      19       95

                                     1185

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
INDIA -- (Continued)
    Godrej Properties, Ltd.............................  26,741 $  120,165
    Graphite India, Ltd................................  13,004     16,345
    Grasim Industries, Ltd.............................   3,807    237,891
    Great Eastern Shipping Co., Ltd. (The).............  27,503    160,692
    Greaves Cotton, Ltd................................  37,079     86,673
    Gruh Finance, Ltd..................................  21,900     96,817
    Gujarat Alkalies & Chemicals, Ltd..................   7,954     24,758
    Gujarat Fluorochemicals, Ltd.......................   8,036     94,501
*   Gujarat Gas Co., Ltd...............................  11,464    120,848
    Gujarat Mineral Development Corp., Ltd.............  34,866     68,948
    Gujarat Narmada Valley Fertilizers & Chemicals,
      Ltd..............................................  14,377     20,121
*   Gujarat Pipavav Port, Ltd..........................  62,657    207,975
    Gujarat State Fertilisers & Chemicals, Ltd.........  73,343    118,406
    Gujarat State Petronet, Ltd........................  74,216    137,992
*   GVK Power & Infrastructure, Ltd.................... 350,798     59,317
*   Hathway Cable & Datacom, Ltd....................... 113,680    117,103
    Havells India, Ltd................................. 108,451    451,177
*   HCL Infosystems, Ltd...............................  30,430     24,728
    HCL Technologies, Ltd.............................. 102,274  2,955,763
    HDFC Bank, Ltd..................................... 198,696  3,448,413
    HEG, Ltd...........................................   2,331      8,379
*   HeidelbergCement India, Ltd........................  33,038     46,933
    Hero MotoCorp, Ltd.................................  21,307    985,025
*   Hexa Tradex, Ltd...................................   6,867      2,940
    Hexaware Technologies, Ltd.........................  92,749    337,865
*   Himachal Futuristic Communications, Ltd............ 371,413    100,602
    Himadri Chemicals & Industries, Ltd................   9,654      3,689
    Hindalco Industries, Ltd........................... 503,931  1,136,838
*   Hindustan Construction Co., Ltd.................... 110,597     62,034
    Hindustan Petroleum Corp., Ltd.....................  26,341    280,615
    Hindustan Unilever, Ltd............................  85,497  1,288,702
    Honeywell Automation India, Ltd....................     639     75,263
*   Housing Development & Infrastructure, Ltd.......... 125,287    225,367
    HSIL, Ltd..........................................  13,284     85,274
    HT Media, Ltd......................................  27,555     60,140
    ICICI Bank, Ltd.................................... 315,808  1,832,421
    ICICI Bank, Ltd. Sponsored ADR..................... 150,395  1,806,244
    IDBI Bank, Ltd..................................... 153,432    175,327
    Idea Cellular, Ltd................................. 393,628    984,680
    IDFC, Ltd..........................................  88,855    246,736
    IIFL Holdings, Ltd.................................  71,801    207,067
    IL&FS Transportation Networks, Ltd.................  12,384     42,397
*   India Cements, Ltd. (The).......................... 107,927    187,869
    Indiabulls Housing Finance, Ltd....................  39,333    373,271
    Indian Bank........................................  47,847    142,712
*   Indian Hotels Co., Ltd............................. 144,123    281,250
    Indian Oil Corp., Ltd..............................  37,027    207,218
    Indian Overseas Bank...............................  82,909     76,136
    Indraprastha Gas, Ltd..............................  19,290    143,921
    IndusInd Bank, Ltd.................................  59,385    831,905
    Info Edge India, Ltd...............................   2,859     38,962
    Infosys, Ltd....................................... 128,564  4,418,881
    Infosys, Ltd. Sponsored ADR........................  63,530  2,165,102

                                     1186

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
INDIA -- (Continued)
    ING Vysya Bank, Ltd................................   9,285 $  137,914
    Ingersoll-Rand India, Ltd..........................   3,519     48,820
*   Inox Leisure, Ltd..................................   9,791     28,085
*   Intellect Design Arena, Ltd........................  24,242     42,664
    IRB Infrastructure Developers, Ltd.................  66,117    287,366
    Jagran Prakashan, Ltd..............................  40,681     88,902
    Jain Irrigation Systems, Ltd....................... 114,510    129,423
*   Jaiprakash Power Ventures, Ltd..................... 256,079     49,972
    Jammu & Kashmir Bank, Ltd. (The)................... 144,433    355,590
*   Jaypee Infratech, Ltd.............................. 117,991     39,425
    Jindal Saw, Ltd....................................  92,052    119,476
*   Jindal Stainless, Ltd..............................   2,708      1,458
    Jindal Steel & Power, Ltd.......................... 118,865    305,647
    JK Cement, Ltd.....................................   7,337     82,333
    JK Lakshmi Cement, Ltd.............................  13,600     85,239
    JK Tyre & Industries, Ltd..........................  53,863    105,317
    JM Financial, Ltd..................................  63,370     53,211
    JSW Energy, Ltd.................................... 181,588    356,935
    JSW Steel, Ltd.....................................  57,354    917,154
*   Jubilant Foodworks, Ltd............................  12,062    269,166
    Kajaria Ceramics, Ltd..............................  17,498    206,634
    Kalpataru Power Transmission, Ltd..................  15,545     58,577
    Kansai Nerolac Paints, Ltd.........................   2,437     94,854
    Karnataka Bank, Ltd. (The).........................  80,196    183,950
    Karur Vysya Bank, Ltd. (The).......................  21,141    202,984
    Kaveri Seed Co., Ltd...............................  13,670    160,889
    KEC International, Ltd.............................  40,234     61,212
*   Kesoram Industries, Ltd............................  15,907     32,014
    Kirloskar Oil Engines, Ltd.........................  38,849    168,283
    Kotak Mahindra Bank, Ltd...........................  55,158  1,170,344
    KPIT Technologies, Ltd.............................  47,545    159,053
    KRBL, Ltd..........................................  18,639     35,998
    Lakshmi Machine Works, Ltd.........................   1,653    105,905
    Lakshmi Vilas Bank, Ltd. (The).....................  45,672     65,747
*   Lanco Infratech, Ltd............................... 258,577     26,650
    Larsen & Toubro, Ltd...............................  93,645  2,569,741
    LIC Housing Finance, Ltd...........................  43,914    338,382
*   Mahanagar Telephone Nigam, Ltd..................... 114,360     52,815
    Maharashtra Seamless, Ltd..........................  11,573     38,685
    Mahindra Holidays & Resorts India, Ltd.............  10,098     42,512
    Mahindra Lifespace Developers, Ltd.................   3,686     30,582
    Marico, Ltd........................................  48,083    280,311
    Maruti Suzuki India, Ltd...........................  19,851  1,162,978
    McLeod Russel India, Ltd...........................  26,026     85,936
    MindTree, Ltd......................................  27,617    588,687
    Monsanto India, Ltd................................   2,343    121,043
    Motherson Sumi Systems, Ltd........................  84,680    616,084
    Motilal Oswal Financial Services, Ltd..............   1,571      8,055
    Mphasis, Ltd.......................................  25,278    147,791
    MRF, Ltd...........................................     635    409,822
    National Aluminium Co., Ltd........................ 155,904    114,115
    Navneet Education, Ltd.............................  34,539     59,864
    NCC, Ltd........................................... 225,317    275,167

                                     1187

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
INDIA -- (Continued)
    NESCO, Ltd.........................................     447 $   11,770
    Nestle India, Ltd..................................   3,099    356,010
    NHPC, Ltd.......................................... 462,195    143,889
    NIIT Technologies, Ltd.............................  15,555     87,692
    Nitin Fire Protection Industries, Ltd..............  16,307      8,861
    NTPC, Ltd.......................................... 403,791    933,916
    Oberoi Realty, Ltd.................................  16,350     74,665
    OCL India, Ltd.....................................   2,092     18,014
    OMAXE, Ltd.........................................  23,757     48,489
*   Opto Circuits India, Ltd...........................       1         --
    Oracle Financial Services Software, Ltd............   4,537    248,696
    Orient Cement, Ltd.................................  10,368     31,754
    Oriental Bank of Commerce..........................  33,504    142,830
    Page Industries, Ltd...............................   1,534    292,894
*   Parsvnath Developers, Ltd..........................  25,750      7,471
    PC Jeweller, Ltd...................................  12,651     54,285
    Peninsula Land, Ltd................................  17,769     10,748
    Persistent Systems, Ltd............................   5,441    148,274
    Petronet LNG, Ltd..................................  85,160    246,731
    Phoenix Mills, Ltd. (The)..........................   4,470     29,135
    PI Industries, Ltd.................................  15,302    122,832
    Pidilite Industries, Ltd...........................  42,790    391,934
*   Pipavav Defence & Offshore Engineering Co., Ltd....  43,598     34,514
    Polaris Financial Technology, Ltd..................  38,723     92,052
    Power Grid Corp. of India, Ltd..................... 194,236    463,041
    Praj Industries, Ltd...............................  43,560     43,930
    Prestige Estates Projects, Ltd.....................  17,052     75,550
*   Prism Cement, Ltd..................................  30,789     51,276
    Procter & Gamble Hygiene & Health Care, Ltd........   1,198    121,320
    PTC India Financial Services, Ltd.................. 102,303    103,468
    PTC India, Ltd..................................... 143,472    230,286
*   Punj Lloyd, Ltd....................................  67,418     40,194
    Punjab National Bank...............................  10,000     30,421
    Puravankara Projects, Ltd..........................  19,821     26,427
    Rain Industries, Ltd...............................  42,467     25,764
    Rallis India, Ltd..................................  39,840    145,303
    Ramco Cements, Ltd. (The)..........................  20,370    118,997
    Ratnamani Metals & Tubes, Ltd......................   2,105     23,761
    Raymond, Ltd.......................................  21,233    174,219
    Redington India, Ltd...............................  73,089    145,594
*   REI Agro, Ltd...................................... 150,380      2,554
*   Reliance Communications, Ltd....................... 197,305    252,617
    Reliance Infrastructure, Ltd.......................  33,524    274,474
*   Reliance Power, Ltd................................ 200,687    210,999
    Rolta India, Ltd...................................  35,171     62,269
    Ruchi Soya Industries, Ltd.........................  35,351     19,681
    Sadbhav Engineering, Ltd...........................  13,589     62,707
*   Schneider Electric Infrastructure, Ltd.............   5,931     15,127
    Sesa Sterlite, Ltd................................. 373,188  1,211,930
    Sesa Sterlite, Ltd. ADR............................      --          5
*   Shipping Corp. of India, Ltd.......................  81,682     73,954
    Shree Cement, Ltd..................................   2,788    494,343
*   Shree Renuka Sugars, Ltd...........................  44,771     11,646

                                     1188

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
INDIA -- (Continued)
    Shriram Transport Finance Co., Ltd.................  10,335 $  190,471
    Siemens, Ltd.......................................  25,770    438,752
    Simplex Infrastructures, Ltd.......................   4,571     27,483
    Sintex Industries, Ltd............................. 123,333    219,682
    SJVN, Ltd.......................................... 141,492     58,029
    SKF India, Ltd.....................................   5,253    127,048
    Sobha, Ltd.........................................  26,482    199,968
    Solar Industries India, Ltd........................     979     49,006
    Sonata Software, Ltd...............................   4,928      9,653
    South Indian Bank, Ltd. (The)...................... 167,881     74,615
    SRF, Ltd...........................................   8,714    133,850
    Star Ferro and Cement, Ltd.........................   6,270      9,917
    State Bank of Bikaner & Jaipur.....................   8,274     86,372
    State Bank of India................................ 213,960  1,065,289
    State Bank of India GDR............................   2,394    118,678
    State Bank of Travancore...........................   6,567     56,381
    Sterlite Technologies, Ltd.........................  69,907     69,818
    Sun TV Network, Ltd................................  58,854    386,855
    Sundram Fasteners, Ltd.............................  24,730     81,169
    Supreme Industries, Ltd............................  19,914    189,736
*   Suzlon Energy, Ltd................................. 254,398     65,794
    Syndicate Bank.....................................  78,885    148,762
    Tata Chemicals, Ltd................................  30,374    223,717
    Tata Communications, Ltd...........................  25,948    171,621
    Tata Consultancy Services, Ltd.....................  97,225  3,896,927
    Tata Elxsi, Ltd....................................  10,339    127,288
    Tata Global Beverages, Ltd......................... 205,637    528,986
    Tata Motors, Ltd................................... 173,692  1,641,513
    Tata Motors, Ltd. Sponsored ADR....................  24,475  1,207,107
    Tata Power Co., Ltd................................ 301,441    444,009
    Tata Steel, Ltd.................................... 166,150  1,046,588
*   Tata Teleservices Maharashtra, Ltd................. 327,863     48,338
    Tech Mahindra, Ltd.................................  40,759  1,899,917
    Techno Electric & Engineering Co., Ltd.............   3,675     24,110
    Texmaco Rail & Engineering, Ltd....................  35,292     88,030
    Thermax, Ltd.......................................  10,143    185,892
    Timken India, Ltd..................................   2,794     24,188
    Titan Co., Ltd.....................................  46,614    321,255
    Torrent Power, Ltd.................................  50,246    139,820
    Transport Corp. of India, Ltd......................  20,072     84,030
    Tree House Education and Accessories, Ltd..........   7,849     58,847
    Trent, Ltd.........................................   2,317     54,343
    Triveni Turbine, Ltd...............................  39,695     67,463
    TTK Prestige, Ltd..................................     897     48,668
    Tube Investments of India, Ltd.....................  23,768    141,143
*   TV18 Broadcast, Ltd................................ 257,802    144,164
    TVS Motor Co., Ltd.................................  52,589    260,179
    UCO Bank...........................................  92,115    111,619
    Uflex, Ltd.........................................  10,981     26,890
    Ultratech Cement, Ltd..............................   8,594    435,523
    Union Bank of India................................  92,607    311,201
*   Unitech, Ltd....................................... 628,689    188,541
    UPL, Ltd........................................... 176,654  1,048,770

                                     1189

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
*   Usha Martin, Ltd...................................     15,735 $      7,579
    V-Guard Industries, Ltd............................      5,253       84,879
    VA Tech Wabag, Ltd.................................      3,925      102,043
    Vakrangee, Ltd.....................................     75,173      155,215
    Vardhman Textiles, Ltd.............................      5,479       39,025
    Videocon Industries, Ltd...........................     51,130      130,282
    Vijaya Bank........................................     67,325       53,400
    VIP Industries, Ltd................................     45,337       76,813
    Voltas, Ltd........................................     49,964      216,387
    WABCO India, Ltd...................................      1,336      115,172
    Welspun Corp., Ltd.................................     44,425       48,662
*   Welspun Enterprises, Ltd...........................      2,221       10,628
    Welspun India, Ltd.................................      7,561       46,295
    Wipro, Ltd.........................................    168,307    1,642,422
    Yes Bank, Ltd......................................     72,986    1,012,643
    Zee Entertainment Enterprises, Ltd.................    193,940    1,179,249
    Zensar Technologies, Ltd...........................      4,240       44,631
    Zydus Wellness, Ltd................................      5,297       68,105
                                                                   ------------
TOTAL INDIA............................................             102,459,854
                                                                   ------------
INDONESIA -- (3.5%)
    Ace Hardware Indonesia Tbk PT......................  3,218,200      187,734
    Adaro Energy Tbk PT................................  7,622,000      598,905
    Adhi Karya Persero Tbk PT..........................    898,400      259,936
    Agung Podomoro Land Tbk PT.........................  4,770,800      167,189
    AKR Corporindo Tbk PT..............................    324,800      120,036
    Alam Sutera Realty Tbk PT..........................  8,696,700      405,003
    Aneka Tambang Persero Tbk PT.......................  2,223,700      185,943
    Arwana Citramulia Tbk PT...........................  1,498,000      117,873
    Asahimas Flat Glass Tbk PT.........................      2,000        1,322
    Astra Agro Lestari Tbk PT..........................    230,100      420,569
    Astra Graphia Tbk PT...............................    236,000       35,015
    Astra International Tbk PT.........................  5,334,200    3,284,566
*   Bakrie and Brothers Tbk PT......................... 10,309,000       40,691
*   Bakrie Telecom Tbk PT..............................  4,450,000       17,565
*   Bakrieland Development Tbk PT......................  8,497,250       33,540
    Bank Bukopin Tbk PT................................  1,961,200      118,848
    Bank Central Asia Tbk PT...........................  1,458,500    1,531,365
    Bank Danamon Indonesia Tbk PT......................    996,942      345,412
    Bank Mandiri Persero Tbk PT........................  2,204,072    1,898,602
    Bank Negara Indonesia Persero Tbk PT...............  1,670,500      818,510
*   Bank Pan Indonesia Tbk PT..........................  1,444,000      120,625
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT...............................................  1,481,100       96,060
    Bank Permata Tbk PT................................      7,500          915
    Bank Rakyat Indonesia Persero Tbk PT...............  3,674,500    3,362,097
    Bank Tabungan Negara Persero Tbk PT................  3,320,973      259,470
*   Bank Tabungan Pensiunan Nasional Tbk PT............    413,000      130,292
*   Barito Pacific Tbk PT..............................    711,500       17,282
*   Bayan Resources Tbk PT.............................     13,000        7,268
    Benakat Integra Tbk PT.............................  4,345,000       39,293
*   Berau Coal Energy Tbk PT...........................    848,500        4,789
*   Berlian Laju Tanker Tbk PT.........................  2,525,666           --
    BISI International Tbk PT..........................    645,500       53,439

                                     1190

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                        ---------- --------
INDONESIA -- (Continued)
*   Bumi Resources Minerals Tbk PT.....................  1,984,200 $ 43,860
    Bumi Serpong Damai Tbk PT..........................  3,061,200  485,335
    BW Plantation Tbk PT...............................  1,110,500   31,052
    Charoen Pokphand Indonesia Tbk PT..................  1,900,515  590,292
    Ciputra Development Tbk PT.........................  4,083,700  460,470
    Ciputra Property Tbk PT............................  1,595,500  102,802
    Ciputra Surya Tbk PT...............................    430,000  101,371
    Citra Marga Nusaphala Persada Tbk PT...............    603,500  133,061
*   Darma Henwa Tbk PT.................................  3,026,500   11,946
*   Delta Dunia Makmur Tbk PT..........................  3,131,000   38,713
    Elnusa Tbk PT......................................  2,372,000  105,968
*   Energi Mega Persada Tbk PT......................... 19,727,600  161,334
*   Erajaya Swasembada Tbk PT..........................    822,600   77,882
*   Exploitasi Energi Indonesia Tbk PT.................  1,976,500   17,953
    Express Transindo Utama Tbk PT.....................    956,700   73,063
*   Fajar Surya Wisesa Tbk PT..........................    146,000   19,287
    Gajah Tunggal Tbk PT...............................  1,194,100  137,095
*   Garuda Indonesia Persero Tbk PT....................  2,813,846  131,949
    Global Mediacom Tbk PT.............................  3,437,100  501,325
*   Golden Eagle Energy Tbk PT.........................    120,750   17,008
*   Hanson International Tbk PT........................  3,878,800  216,741
    Harum Energy Tbk PT................................    645,200   77,076
    Hexindo Adiperkasa Tbk PT..........................    121,000   36,233
    Holcim Indonesia Tbk PT............................    724,000  112,068
    Indah Kiat Pulp & Paper Corp. Tbk PT...............    872,300   74,676
*   Indika Energy Tbk PT...............................    589,500   22,798
    Indo Tambangraya Megah Tbk PT......................    200,500  264,189
    Indocement Tunggal Prakarsa Tbk PT.................    357,500  644,391
    Indofood CBP Sukses Makmur Tbk PT..................     98,600  112,436
    Indofood Sukses Makmur Tbk PT......................  1,506,200  895,316
*   Indosat Tbk PT.....................................    356,300  115,226
*   Inovisi Infracom Tbk PT............................    668,445    6,217
    Intiland Development Tbk PT........................  4,907,400  239,245
    Japfa Comfeed Indonesia Tbk PT.....................  2,568,800  179,299
    Jasa Marga Persero Tbk PT..........................    573,600  324,557
    Kawasan Industri Jababeka Tbk PT................... 10,078,014  240,673
*   Krakatau Steel Persero Tbk PT......................  1,122,400   41,166
*   Lippo Cikarang Tbk PT..............................    307,200  277,460
    Malindo Feedmill Tbk PT............................    449,100   76,931
    Matahari Putra Prima Tbk PT........................    791,800  237,206
    Mayora Indah Tbk PT................................    121,333  231,988
    Medco Energi Internasional Tbk PT..................    938,100  230,991
    Media Nusantara Citra Tbk PT.......................  1,859,400  418,346
    Mitra Adiperkasa Tbk PT............................    561,400  259,493
    MNC Investama Tbk PT...............................  9,621,600  213,415
    MNC Sky Vision Tbk PT..............................    269,000   36,111
    Modern Internasional Tbk PT........................    312,000   15,943
    Modernland Realty Tbk PT...........................  4,663,300  194,706
    Multipolar Tbk PT..................................  3,535,300  234,608
    Multistrada Arah Sarana Tbk PT.....................     33,500      975
    Nippon Indosari Corpindo Tbk PT....................    392,500   42,514
*   Nusantara Infrastructure Tbk PT....................  4,397,000   65,677
    Pakuwon Jati Tbk PT................................  8,896,500  348,851

                                     1191

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
INDONESIA -- (Continued)
    Pan Brothers Tbk PT................................  2,313,800 $    82,469
*   Panin Financial Tbk PT............................. 10,885,500     233,107
*   Paninvest Tbk PT...................................    992,000      57,082
    Pembangunan Perumahan Persero Tbk PT...............  1,117,500     342,332
    Perusahaan Gas Negara Persero Tbk PT...............  2,343,300     930,913
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT...............................................  2,366,200     342,493
    Ramayana Lestari Sentosa Tbk PT....................  1,905,700     123,133
    Resource Alam Indonesia Tbk PT.....................    116,500       9,586
    Salim Ivomas Pratama Tbk PT........................  1,533,800      83,603
    Samindo Resources Tbk PT...........................     62,250       2,108
    Sampoerna Agro PT..................................    234,500      34,795
    Selamat Sempurna Tbk PT............................    259,500      98,662
    Semen Baturaja Persero Tbk PT......................  1,485,800      43,464
    Semen Indonesia Persero Tbk PT.....................    754,200     862,481
*   Sentul City Tbk PT................................. 21,702,400     195,080
    Sinar Mas Agro Resources & Technology Tbk PT.......     36,000      19,482
    Sinar Mas Multiartha Tbk PT........................     16,500       5,196
    Sri Rejeki Isman Tbk PT............................  4,252,800      52,090
*   Sugih Energy Tbk PT................................  5,721,700     187,817
    Summarecon Agung Tbk PT............................  3,181,064     411,247
    Surya Citra Media Tbk PT...........................    907,300     243,556
    Surya Semesta Internusa Tbk PT.....................  2,085,600     179,723
*   Suryainti Permata Tbk PT...........................  1,280,000          --
    Tambang Batubara Bukit Asam Persero Tbk PT.........    436,521     390,131
    Telekomunikasi Indonesia Persero Tbk PT............    686,900     152,490
    Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR..............................................     50,608   2,231,813
    Tiga Pilar Sejahtera Food Tbk......................    786,700     133,136
    Timah Persero Tbk PT...............................  2,070,831     190,587
*   Tiphone Mobile Indonesia Tbk PT....................    887,000      71,779
    Total Bangun Persada Tbk PT........................    725,400      62,953
    Tower Bersama Infrastructure Tbk PT................    627,600     469,931
*   Trada Maritime Tbk PT..............................    946,500       9,897
*   Truba Alam Manunggal Engineering PT................  3,328,000       2,627
    Tunas Baru Lampung Tbk PT..........................    917,400      50,617
    Tunas Ridean Tbk PT................................    238,000      12,561
    Ultrajaya Milk Industry & Trading Co. Tbk PT.......    203,000      66,084
    Unilever Indonesia Tbk PT..........................    306,500     862,798
    United Tractors Tbk PT.............................    555,395     781,529
    Vale Indonesia Tbk PT..............................  1,443,000     391,080
*   Visi Media Asia Tbk PT.............................  3,034,800     105,153
    Waskita Karya Persero Tbk PT.......................    649,200      87,087
    Wijaya Karya Persero Tbk PT........................    871,000     255,539
    Wintermar Offshore Marine Tbk PT...................    294,500      16,525
    XL Axiata Tbk PT...................................  1,628,900     615,092
                                                                   -----------
TOTAL INDONESIA........................................             35,909,270
                                                                   -----------
MALAYSIA -- (3.8%)
    Aeon Co. M Bhd.....................................    250,100     205,567
    Aeon Credit Service M Bhd..........................      2,160       7,431
    Affin Holdings Bhd.................................    266,470     210,636
    AirAsia Bhd........................................    576,400     444,531
*   Alam Maritim Resources Bhd.........................    212,100      37,282
    Alliance Financial Group Bhd.......................    434,700     572,252

                                     1192

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
MALAYSIA -- (Continued)
    AMMB Holdings Bhd.................................. 802,675 $1,384,794
    Amway Malaysia Hldgs Bhd...........................  16,600     50,247
    Ann Joo Resources Bhd..............................  54,000     16,663
    APM Automotive Holdings Bhd........................  22,800     31,129
    Astro Malaysia Holdings Bhd........................ 483,400    388,616
    Axiata Group Bhd................................... 607,050  1,202,900
    Batu Kawan Bhd.....................................  32,100    162,419
    Benalec Holdings Bhd............................... 227,000     52,046
    BIMB Holdings Bhd.................................. 291,231    329,759
    Bonia Corp. Bhd.................................... 304,400     79,839
#*  Bumi Armada Bhd.................................... 756,300    250,186
    Bursa Malaysia Bhd................................. 111,900    252,279
    Cahya Mata Sarawak Bhd............................. 212,300    245,315
    Can-One Bhd........................................  18,800     12,272
    CB Industrial Product Holding Bhd.................. 161,780     93,050
#   CIMB Group Holdings Bhd............................ 839,987  1,271,709
    Coastal Contracts Bhd.............................. 153,900    123,824
    Cypark Resources Bhd...............................  54,200     27,512
    Daibochi Plastic & Packaging Industry Bhd..........   2,100      2,674
*   Daya Materials Bhd................................. 274,800     11,325
    Dayang Enterprise Holdings Bhd..................... 186,050    139,263
#   Dialog Group Bhd................................... 609,214    271,358
    DiGi.Com Bhd....................................... 731,000  1,291,538
    DKSH Holdings Malaysia Bhd.........................  15,200     26,294
    DRB-Hicom Bhd...................................... 516,100    253,597
    Dutch Lady Milk Industries Bhd.....................   4,900     63,475
    Eastern & Oriental Bhd............................. 368,830    232,168
    Fraser & Neave Holdings Bhd........................   9,100     46,366
#   Gamuda Bhd......................................... 216,600    302,752
    Genting Plantations Bhd............................  39,700    111,258
#   Globetronics Technology Bhd........................ 134,200    177,554
    Glomac Bhd......................................... 119,700     32,633
*   Goldis Bhd.........................................  10,502      6,427
*   Guan Chong Bhd.....................................  21,800      5,650
    GuocoLand Malaysia Bhd.............................  34,800     12,321
    Hai-O Enterprise Bhd...............................  39,400     26,025
    HAP Seng Consolidated Bhd.......................... 279,820    339,950
    Hap Seng Plantations Holdings Bhd..................  90,600     63,545
    Hartalega Holdings Bhd............................. 120,700    252,227
    Hock Seng LEE BHD..................................  37,600     17,496
    Hong Leong Bank Bhd................................ 136,540    526,575
    Hong Leong Financial Group Bhd..................... 105,200    488,983
    Hong Leong Industries Bhd..........................  33,700     40,770
    Hua Yang Bhd.......................................  96,533     57,027
*   Hume Industries Bhd................................  54,108     54,291
    Hup Seng Industries Bhd............................  33,800      8,653
    I Bhd..............................................  59,800     10,076
#   IJM Corp. Bhd...................................... 693,057  1,317,894
#   IJM Land Bhd....................................... 208,200    204,555
    IJM Plantations Bhd................................  99,000     95,227
#   Inari Amertron Bhd................................. 177,100    139,469
#   Insas Bhd.......................................... 244,413     53,970
#   IOI Corp. Bhd...................................... 673,005    872,126

                                     1193

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
MALAYSIA -- (Continued)
#   IOI Properties Group Bhd.............................   190,169 $  107,705
#*  Iris Corp. Bhd.......................................   539,700     50,196
*   Iskandar Waterfront City Bhd.........................   100,100     37,951
*   JAKS Resources Bhd...................................   278,400     38,950
    Jaya Tiasa Holdings Bhd..............................   183,405     93,302
    JCY International Bhd................................   338,200     65,006
*   K&N Kenanga Holdings Bhd.............................    81,000     14,332
    Kian JOO CAN Factory Bhd.............................    90,700     73,723
    Kim Loong Resources Bhd..............................    50,920     38,673
    Kimlun Corp. Bhd.....................................    45,400     16,222
#*  KNM Group Bhd........................................ 1,042,987    170,371
    KSL Holdings Bhd.....................................   254,800    140,572
    Kuala Lumpur Kepong Bhd..............................   122,450    763,963
    Kulim Malaysia Bhd...................................   178,600    149,493
*   Kumpulan Europlus Bhd................................    56,300     16,585
    Kumpulan Perangsang Selangor Bhd.....................   191,700     79,161
    Land & General BHD...................................   493,900     71,070
*   Landmarks Bhd........................................   139,100     39,758
    LBS Bina Group Bhd...................................   118,100     50,052
    Lingkaran Trans Kota Holdings Bhd....................    69,500     72,232
    Lion Industries Corp. Bhd............................   240,400     32,365
    LPI Capital Bhd......................................    12,800     72,677
#   Mah Sing Group Bhd...................................   426,279    223,746
    Malayan Banking Bhd.................................. 1,109,937  2,664,605
    Malayan Flour Mills Bhd..............................    90,600     41,337
#   Malaysia Airports Holdings Bhd.......................   221,240    435,813
    Malaysia Marine and Heavy Engineering Holdings Bhd...   213,400     92,183
    Malaysian Bulk Carriers Bhd..........................   271,325    105,862
    Malaysian Pacific Industries Bhd.....................    48,463     76,971
    Malaysian Resources Corp. Bhd........................ 1,049,600    389,204
    Malton Bhd...........................................   103,400     23,703
    Matrix Concepts Holdings Bhd.........................    76,700     57,955
#   Maxis Bhd............................................   442,500    864,023
    MBM Resources Bhd....................................    80,330     69,775
    Media Chinese International, Ltd.....................   100,600     19,383
#   Media Prima Bhd......................................   319,500    164,399
    Mega First Corp. BHD.................................    46,000     29,869
    MK Land Holdings BHD.................................   360,900     42,083
    MKH Bhd..............................................    96,960     72,902
    MMC Corp. Bhd........................................   482,100    321,380
    MNRB Holdings Bhd....................................    27,600     29,553
*   MPHB Capital Bhd.....................................    39,500     23,213
    Mudajaya Group Bhd...................................    93,600     41,709
#   Muhibbah Engineering M Bhd...........................   199,200    103,856
#*  Mulpha International Bhd.............................   522,100     50,988
#   My EG Services Bhd...................................   263,400    185,195
    Naim Holdings Bhd....................................   123,300    101,667
    NCB Holdings Bhd.....................................     1,300        897
    Nestle Malaysia Bhd..................................     4,900     96,489
    Oldtown Bhd..........................................   210,925     95,642
    OSK Holdings Bhd.....................................   333,809    177,749
    Padini Holdings Bhd..................................   339,900    136,567
    Panasonic Manufacturing Malaysia Bhd.................    13,100     74,052

                                     1194

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
MALAYSIA -- (Continued)
    Pantech Group Holdings Bhd.........................    83,200 $   16,579
    Paramount Corp. Bhd................................    69,500     27,749
*   Parkson Holdings Bhd...............................   299,753    204,653
    Perdana Petroleum Bhd..............................   356,440    111,489
*   Perisai Petroleum Teknologi Bhd....................   693,000     89,882
    Pharmaniaga Bhd....................................    44,200     59,598
    PJ Development Holdings Bhd........................   126,900     51,239
    Pos Malaysia Bhd...................................   153,300    197,961
#   PPB Group Bhd......................................   128,000    511,890
    Press Metal Bhd....................................   257,700    190,965
#   Prestariang Bhd....................................   201,400    101,726
    Protasco Bhd.......................................    84,900     36,157
#   Public Bank Bhd....................................   448,370  2,239,610
*   Puncak Niaga Holding Bhd...........................    86,200     62,591
    QL Resources Bhd...................................   187,450    180,217
    RHB Capital Bhd....................................   247,727    556,736
*   Rimbunan Sawit Bhd.................................   239,000     36,808
#   Salcon Bhd.........................................   264,800     47,205
#   Sapurakencana Petroleum Bhd........................ 1,682,511  1,236,749
    Sarawak Oil Palms Bhd..............................    24,900     38,466
    Sarawak Plantation Bhd.............................     6,400      3,834
    Scientex Bhd.......................................    41,400     75,592
*   Scomi Energy Services Bhd..........................   387,900     60,598
    Selangor Dredging Bhd..............................   150,900     44,472
    Selangor Properties Bhd............................     2,100      3,228
    Shangri-La Hotels Malaysia Bhd.....................   101,700    191,401
*   Shell Refining Co. Federation of Malaya Bhd........    34,700     52,787
    SHL Consolidated Bhd...............................    98,500     82,329
    SP Setia Bhd Group.................................   163,917    158,992
    Star Publications Malaysia Bhd.....................    87,900     61,662
*   Subur Tiasa Holdings Bhd...........................    50,315     27,227
    Sunway Bhd.........................................   409,500    375,094
    Supermax Corp. Bhd.................................   303,250    187,673
    Suria Capital Holdings Bhd.........................    18,100     11,349
    Syarikat Takaful Malaysia Bhd......................    36,600    119,343
    Symphony Life Bhd..................................    59,865     13,789
    Ta Ann Holdings Bhd................................    86,289     89,770
    TA Enterprise Bhd..................................   462,600     94,721
    TA Global Bhd......................................   448,080     39,978
*   Talam Transform Bhd................................   182,500      3,972
    Tambun Indah Land Bhd..............................   121,700     62,086
    TAN Chong Motor Holdings Bhd.......................   103,100     94,755
*   Tanjung Offshore Bhd...............................    62,300      7,326
    Tasek Corp. Bhd....................................     2,100      8,866
#   Telekom Malaysia Bhd...............................   300,492    578,057
    Tenaga Nasional Bhd................................   601,000  2,397,102
*   TH Heavy Engineering Bhd...........................   200,600     18,382
    TH Plantations Bhd.................................    61,320     26,922
    Tiong NAM Logistics Holdings.......................    55,000     19,129
    Top Glove Corp. Bhd................................   202,100    277,785
    Tropicana Corp. Bhd................................   238,100     68,744
#   TSH Resources Bhd..................................   258,900    159,892
    Tune Ins Holdings Bhd..............................   106,900     53,214

                                     1195

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
MALAYSIA -- (Continued)
    Uchi Technologies Bhd..............................    51,700 $    21,176
#   UEM Sunrise Bhd....................................   710,864     247,839
    UMW Holdings Bhd...................................   243,500     731,317
    Unisem M Bhd.......................................   301,230     168,134
    United Malacca Bhd.................................    20,100      35,078
    United Plantations Bhd.............................    21,300     143,729
#   UOA Development Bhd................................   201,000     116,313
    Uzma Bhd...........................................    75,200      40,148
    VS Industry Bhd....................................    56,245      55,563
    Wah Seong Corp. Bhd................................   274,779      98,078
    WCT Holdings Bhd...................................   520,288     228,752
    Wellcall Holdings Bhd..............................    56,200      27,805
    Wing Tai Malaysia Bhd..............................    13,400       6,275
    WTK Holdings Bhd...................................   175,000      54,821
#   Yinson Holdings BHD................................    84,000      65,628
    YNH Property Bhd...................................   150,951      80,108
#   YTL Corp. Bhd...................................... 2,810,064   1,362,924
    YTL E-Solutions Bhd................................    48,400       7,162
*   YTL Land & Development Bhd.........................    61,900      13,986
    YTL Power International Bhd........................   342,451     150,857
    Zhulian Corp. Bhd..................................    58,200      33,713
                                                                  -----------
TOTAL MALAYSIA.........................................            39,172,646
                                                                  -----------
MEXICO -- (5.0%)
    Alfa S.A.B. de C.V. Class A........................ 1,036,503   1,891,906
#   Alpek S.A.B. de C.V................................    62,437      69,562
#*  Alsea S.A.B. de C.V................................   207,749     555,634
    America Movil S.A.B. de C.V. Series L.............. 4,158,191   4,455,155
    America Movil S.A.B. de C.V. Series L ADR..........   116,929   2,501,111
#   Arca Continental S.A.B. de C.V.....................   152,506     904,485
#*  Axtel S.A.B. de C.V................................   418,560      94,940
    Banregio Grupo Financiero S.A.B. de C.V............   107,681     558,035
*   Bio Pappel S.A.B. de C.V...........................    25,132      37,724
    Bolsa Mexicana de Valores S.A.B. de C.V............   196,254     323,915
*   Cemex S.A.B. de C.V................................ 2,104,350   1,868,568
*   Cemex S.A.B. de C.V. Sponsored ADR.................   209,584   1,863,204
*   Cia Minera Autlan S.A.B. de C.V. Series B..........    31,640      32,084
#   Coca-Cola Femsa S.A.B. de C.V. Series L............    21,690     176,536
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.......     7,735     628,778
#   Compartamos S.A.B. de C.V..........................   129,600     246,153
#*  Consorcio ARA S.A.B. de C.V. Series *..............   545,346     233,572
    Controladora Comercial Mexicana S.A.B. de C.V......   172,252     522,864
*   Corp. GEO S.A.B. de C.V. Series B..................   185,607       1,856
    Corp. Inmobiliaria Vesta S.A.B. de C.V.............   108,893     210,674
    Corp. Moctezuma S.A.B. de C.V. Series *............    87,200     264,692
#*  Desarrolladora Homex S.A.B. de C.V.................    45,100       1,353
    El Puerto de Liverpool S.A.B. de C.V...............    53,060     541,980
#*  Empresas ICA S.A.B. de C.V.........................   187,100     194,720
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR..........    61,340     253,334
*   Financiera Independencia S.A.B. de C.V.............    21,447       8,413
*   Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR....................................    45,092   3,767,888
    Gruma S.A.B. de C.V. Class B.......................   117,718   1,260,465
#*  Grupo Aeromexico S.A.B. de C.V.....................    36,600      54,645

                                     1196

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
MEXICO -- (Continued)
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V...    88,473 $   407,556
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR..     7,986     530,350
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B............................................   109,610     724,737
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR... 7,517 984,050 Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B............................................    31,887     418,225
*   Grupo Bimbo S.A.B. de C.V. Series A..................   402,501   1,024,143
    Grupo Carso S.A.B. de C.V. Series A1.................   157,253     692,713
#   Grupo Comercial Chedraui S.A. de C.V.................   125,496     348,286
    Grupo Elektra S.A.B. de C.V..........................     7,342     272,089
#*  Grupo Famsa S.A.B. de C.V. Class A...................   131,517      80,896
#   Grupo Financiero Banorte S.A.B. de C.V...............   431,909   2,199,381
    Grupo Financiero Inbursa S.A.B. de C.V...............   596,180   1,541,211
    Grupo Financiero Interacciones S.A. de C.V...........    11,830      78,298
#   Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B............................................   133,480     283,087
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR........................................    40,684     430,437
#   Grupo Herdez S.A.B. de C.V. Series *.................    77,150     177,569
    Grupo KUO S.A.B. de C.V. Series B....................    28,600      48,521
    Grupo Mexico S.A.B. de C.V. Series B................. 1,214,567   3,202,221
*   Grupo Pochteca S.A.B. de C.V.........................    23,090      19,856
#   Grupo Sanborns S.A.B. de C.V.........................    25,309      38,733
#*  Grupo Simec S.A.B. de C.V. Series B..................   101,749     282,653
#*  Grupo Simec S.A.B. de C.V. Sponsored ADR.............     2,821      23,245
*   Grupo Sports World S.A.B. de C.V.....................    16,500      28,510
    Grupo Televisa S.A.B. Series CPO.....................   280,723   1,830,472
    Grupo Televisa S.A.B. Sponsored ADR..................    76,164   2,483,708
#*  Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V...............................   166,860     420,336
    Industrias Bachoco S.A.B. de C.V. ADR................     3,056     149,255
#   Industrias Bachoco S.A.B. de C.V. Series B...........    37,569     154,141
#*  Industrias CH S.A.B. de C.V. Series B................   112,541     461,741
    Industrias Penoles S.A.B. de C.V.....................    37,832     754,116
    Infraestructura Energetica Nova S.A.B. de C.V........    63,632     302,124
#   Kimberly-Clark de Mexico S.A.B. de C.V. Class A......   526,576   1,023,678
#*  Maxcom Telecomunicaciones S.A.B. de C.V..............    38,800       5,306
    Megacable Holdings S.A.B. de C.V.....................   101,238     368,494
#*  Mexichem S.A.B. de C.V...............................   310,977     865,329
#*  Minera Frisco S.A.B. de C.V..........................   168,558     222,428
#*  OHL Mexico S.A.B. de C.V.............................   299,571     568,584
#   Organizacion Cultiba S.A.B. de C.V...................    24,314      28,808
#   Organizacion Soriana S.A.B. de C.V. Class B..........   245,520     568,859
*   Promotora y Operadora de Infraestructura S.A.B. de
      C.V................................................    99,249   1,114,354
#   Qualitas Controladora S.A.B. de C.V..................    18,400      35,598
    TV Azteca S.A.B. de C.V..............................   353,304     141,421
#*  Urbi Desarrollos Urbanos S.A.B. de C.V...............   102,404          31
    Wal-Mart de Mexico S.A.B. de C.V. Series V........... 1,114,598   2,149,707
                                                                    -----------
TOTAL MEXICO.............................................            51,009,503
                                                                    -----------
PERU -- (0.2%)
    Cementos Pacasmayo SAA ADR...........................     1,200      10,152
    Cia de Minas Buenaventura SAA ADR....................    15,794     180,368
    Credicorp, Ltd.......................................    11,864   1,709,840
    Grana y Montero SAA Sponsored ADR....................     9,780     101,516

                                     1197

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
PERU -- (Continued)
#*  Rio Alto Mining, Ltd...............................    42,622 $  122,325
                                                                  ----------
TOTAL PERU.............................................            2,124,201
                                                                  ----------
PHILIPPINES -- (1.5%)
    Aboitiz Equity Ventures, Inc.......................   408,970    523,924
    Aboitiz Power Corp.................................   237,000    238,359
    Atlas Consolidated Mining & Development............   168,700     35,956
    Ayala Corp.........................................    37,901    622,771
    Ayala Land, Inc.................................... 1,051,260    856,174
    Bank of the Philippine Islands.....................   190,556    426,778
    BDO Unibank, Inc...................................   294,276    763,748
    Belle Corp......................................... 1,443,000    150,210
    Cebu Air, Inc......................................    70,340    150,955
    China Banking Corp.................................   101,300    107,868
    D&L Industries, Inc................................   209,300     80,438
    DMCI Holdings, Inc................................. 1,276,950    445,424
    EEI Corp...........................................   134,000     33,405
*   Empire East Land Holdings, Inc..................... 1,223,000     25,202
    Energy Development Corp............................ 3,540,500    684,715
    Filinvest Land, Inc................................ 5,665,000    215,343
    First Gen Corp.....................................   629,400    443,447
    First Philippine Holdings Corp.....................   123,310    275,914
    Globe Telecom, Inc.................................     9,855    388,992
    JG Summit Holdings, Inc............................   183,400    272,458
    Jollibee Foods Corp................................   123,190    646,751
*   Lepanto Consolidated Mining Co..................... 1,834,182     11,277
    Lopez Holdings Corp................................ 1,165,300    196,316
    Manila Electric Co.................................    38,510    239,253
    Manila Water Co., Inc..............................   345,000    253,218
*   Megawide Construction Corp.........................   140,174     26,333
    Megaworld Corp..................................... 5,289,500    620,368
    Metropolitan Bank & Trust Co.......................   105,930    228,196
*   Pepsi-Cola Products Philippines, Inc...............   622,300     56,268
    Petron Corp........................................   384,500     79,355
*   Philex Petroleum Corp..............................    10,900      1,277
    Philippine Long Distance Telephone Co..............     3,310    222,715
    Philippine Long Distance Telephone Co. Sponsored
      ADR..............................................     9,577    638,786
*   Philippine National Bank...........................   145,332    276,933
    Philippine Stock Exchange, Inc. (The)..............     5,304     42,631
    Phoenix Petroleum Philippines, Inc.................   136,240     11,176
    Puregold Price Club, Inc...........................   206,300    196,101
    RFM Corp...........................................   243,000     33,088
    Rizal Commercial Banking Corp......................   141,464    152,432
    Robinsons Land Corp................................   833,700    524,739
    San Miguel Corp....................................   144,770    249,643
    Security Bank Corp.................................   112,666    387,640
    Semirara Mining and Power Corp.....................   103,350    343,953
    SM Investments Corp................................    35,960    756,053
    SM Prime Holdings, Inc............................. 1,370,112    575,887
*   Top Frontier Investment Holdings, Inc..............    10,142     26,412
    Trans-Asia Oil & Energy Development Corp...........   388,000     20,503
    Union Bank of the Philippines......................    98,142    159,666
    Universal Robina Corp..............................   158,980    745,868

                                     1198

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
PHILIPPINES -- (Continued)
    Vista Land & Lifescapes, Inc....................... 1,963,000 $   306,107
                                                                  -----------
TOTAL PHILIPPINES......................................            14,771,026
                                                                  -----------
POLAND -- (1.9%)
    Action SA..........................................     1,636      21,656
*   Agora SA...........................................    10,159      25,039
*   Alchemia SA........................................    11,709      15,801
*   Alior Bank SA......................................    10,120     234,118
    Amica Wronki SA....................................       597      17,295
*   AmRest Holdings SE.................................     2,794      86,711
    Apator SA..........................................     3,816      36,289
#   Asseco Poland SA...................................    27,971     414,358
    Bank Handlowy w Warszawie SA.......................    13,317     388,273
    Bank Millennium SA.................................   172,837     348,887
    Bank Pekao SA......................................    16,638     802,537
    Bank Zachodni WBK SA...............................     4,957     461,210
*   Boryszew SA........................................    79,642     123,607
    Budimex SA.........................................     3,581     149,379
    CCC SA.............................................     7,688     319,085
#*  CD Projekt SA......................................    22,187      96,747
    Ciech SA...........................................    17,408     232,770
    Cyfrowy Polsat SA..................................    36,467     234,284
*   Echo Investment SA.................................    43,544      77,503
#   Eko Export SA......................................     5,058      33,693
    Elektrobudowa SA...................................        39         859
    Emperia Holding SA.................................     3,083      44,898
    Enea SA............................................    39,857     177,086
#   Eurocash SA........................................    35,179     349,119
    Fabryki Mebli Forte SA.............................     4,417      62,883
    Famur SA...........................................    20,638      18,382
    Firma Oponiarska Debica SA.........................     1,289      31,194
*   Getin Holding SA...................................   119,831      63,287
*   Getin Noble Bank SA................................   372,849     200,214
*   Global City Holdings NV............................       439       5,003
    Grupa Azoty SA.....................................     8,770     167,709
    Grupa Azoty Zaklady Chemiczne Police SA............     3,091      16,847
    Grupa Kety SA......................................     2,329     172,689
*   Grupa Lotos SA.....................................    53,365     350,909
*   Hawe SA............................................    30,550      15,458
*   Impexmetal SA......................................    60,302      43,038
    ING Bank Slaski SA.................................     9,305     339,009
*   Integer.pl SA......................................       653      29,499
    Inter Cars SA......................................       702      40,635
#*  Jastrzebska Spolka Weglowa SA......................     8,242      47,083
*   Kernel Holding SA..................................    15,320     128,666
    KGHM Polska Miedz SA...............................    51,809   1,468,763
*   Kopex SA...........................................     6,846      19,944
*   KRUK SA............................................     1,136      35,236
*   LC Corp. SA........................................    15,461       7,678
    LPP SA.............................................       251     507,678
    Lubelski Wegiel Bogdanka SA........................    15,969     418,999
    mBank..............................................     2,819     356,432
#*  Midas SA...........................................    61,466       9,442

                                     1199

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
POLAND -- (Continued)
    Netia SA........................................... 116,934 $   188,657
    Neuca SA...........................................     889      63,154
#   Orange Polska SA................................... 249,511     601,904
    Orbis SA...........................................   5,719      65,791
    Pelion SA..........................................   2,616      59,483
    PGE SA............................................. 222,688   1,166,841
*   Polimex-Mostostal SA...............................  92,257       2,242
*   Polnord SA.........................................   9,480      18,549
*   Polski Koncern Miesny Duda SA......................   3,271       6,409
    Polski Koncern Naftowy Orlen SA.................... 107,523   1,586,455
    Polskie Gornictwo Naftowe i Gazownictwo SA......... 456,050     538,140
    Powszechna Kasa Oszczednosci Bank Polski SA........ 319,870   2,959,494
    Powszechny Zaklad Ubezpieczen SA...................  12,510   1,701,360
*   Rafako SA..........................................  13,729      21,646
    Stalprodukt SA.....................................     290      27,596
    Synthos SA......................................... 203,339     235,635
    Tauron Polska Energia SA........................... 372,563     501,234
*   Trakcja SA.........................................  23,580      58,768
#*  TVN SA.............................................  49,152     234,707
*   Vistula Group SA...................................  18,440      10,018
    Warsaw Stock Exchange..............................  10,259     128,119
    Wawel SA...........................................     202      53,385
    Zespol Elektrowni Patnow Adamow Konin SA...........   2,460      18,308
                                                                -----------
TOTAL POLAND...........................................          19,495,776
                                                                -----------
RUSSIA -- (0.9%)
    Etalon Group, Ltd. GDR.............................  32,436      68,116
    Eurasia Drilling Co., Ltd. GDR.....................  24,216     460,104
    Gazprom OAO Sponsored ADR.......................... 502,508   2,017,111
    Globaltrans Investment P.L.C. GDR..................  10,944      49,373
    Lukoil OAO Sponsored ADR...........................  40,254   1,582,761
    Magnitogorsk Iron & Steel Works OJSC GDR...........  30,447      74,874
*   Mail.ru Group, Ltd. GDR............................   4,080      58,455
*   Mechel Sponsored ADR...............................   9,076      11,799
    MMC Norilsk Nickel OJSC ADR........................  33,484     551,887
    Novolipetsk Steel OJSC GDR.........................   6,524      85,013
    Novorossiysk Commercial Sea Port PJSC GDR..........  11,547      16,671
    O'Key Group SA GDR.................................   6,334      21,280
    Phosagro OAO GDR...................................   6,301      68,968
    PIK Group GDR......................................  32,068      87,427
    Rosneft OAO GDR.................................... 149,390     484,198
    Rostelecom OJSC Sponsored ADR......................  11,118      78,053
    RusHydro JSC ADR................................... 242,650     183,443
    Sberbank of Russia Sponsored ADR................... 233,519     860,612
    Severstal PAO GDR..................................  40,042     364,139
    Tatneft OAO Sponsored ADR..........................  38,023     890,375
    TMK OAO GDR........................................   5,575      14,213
    Uralkali PJSC GDR..................................  26,768     332,173
    VimpelCom, Ltd. Sponsored ADR......................  72,300     260,280
    VTB Bank OJSC GDR.................................. 218,563     419,420

                                     1200

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
RUSSIA -- (Continued)
*   X5 Retail Group NV GDR.............................    20,699 $  218,278
                                                                  ----------
TOTAL RUSSIA...........................................            9,259,023
                                                                  ----------
SOUTH AFRICA -- (7.4%)
    Adcorp Holdings, Ltd...............................    33,507     95,148
    Advtech, Ltd.......................................   120,102     94,516
    Aeci, Ltd..........................................    58,639    627,585
    African Bank Investments, Ltd......................   282,387      5,638
    African Oxygen, Ltd................................    36,963     44,327
    African Rainbow Minerals, Ltd......................    38,510    387,272
    Allied Electronics Corp., Ltd......................     1,837      2,778
*   Anglo American Platinum, Ltd.......................    11,389    349,146
*   AngloGold Ashanti, Ltd. Sponsored ADR..............   172,647  2,137,370
*   ArcelorMittal South Africa, Ltd....................    80,972    171,913
    Assore, Ltd........................................     7,223     99,171
    Astral Foods, Ltd..................................    18,981    320,434
*   Aveng, Ltd.........................................   235,423    360,929
    AVI, Ltd...........................................   171,378  1,241,908
    Barclays Africa Group, Ltd.........................    75,521  1,283,889
    Barloworld, Ltd....................................   105,219    793,930
    Bidvest Group, Ltd. (The)..........................   127,819  3,527,623
    Blue Label Telecoms, Ltd...........................   103,795     75,276
*   Brait SE...........................................     1,419      9,373
    Business Connexion Group, Ltd......................    65,032     34,303
    Capitec Bank Holdings, Ltd.........................    17,534    574,872
    Cashbuild, Ltd.....................................     9,088    144,995
    Caxton and CTP Publishers and Printers, Ltd........    26,485     34,754
    City Lodge Hotels, Ltd.............................    15,574    168,595
    Clicks Group, Ltd..................................   122,811    949,161
    Clover Industries, Ltd.............................    39,657     64,585
*   Consolidated Infrastructure Group, Ltd.............     1,847      4,169
    Coronation Fund Managers, Ltd......................    99,133    877,335
    DataTec, Ltd.......................................    89,212    449,083
    Discovery, Ltd.....................................   137,878  1,358,005
    Distribution and Warehousing Network, Ltd..........    43,764     25,536
    DRDGOLD, Ltd.......................................   182,887     41,833
#   DRDGOLD, Ltd. Sponsored ADR........................     1,600      3,712
    EOH Holdings, Ltd..................................    40,664    420,769
*   Eqstra Holdings, Ltd...............................    87,411     23,805
*   Evraz Highveld Steel and Vanadium, Ltd.............     5,882      1,611
#   Exxaro Resources, Ltd..............................    44,232    391,916
    Famous Brands, Ltd.................................    28,584    271,496
    FirstRand, Ltd..................................... 1,150,962  5,122,211
    Foschini Group, Ltd. (The).........................    80,742  1,157,645
    Gold Fields, Ltd...................................     8,786     50,615
    Gold Fields, Ltd. Sponsored ADR....................   482,236  2,845,192
    Grand Parade Investments, Ltd......................    34,235     18,478
    Grindrod, Ltd......................................   222,216    346,336
    Group Five, Ltd....................................    57,956    131,168
    Growthpoint Properties, Ltd........................    43,862    110,126
*   Harmony Gold Mining Co., Ltd.......................    57,944    174,252
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR........   144,105    446,726
    Holdsport, Ltd.....................................     6,165     26,493

                                     1201

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
SOUTH AFRICA -- (Continued)
*   Howden Africa Holdings, Ltd........................   2,261 $    8,312
    Hudaco Industries, Ltd.............................  14,695    148,234
*   Hulamin, Ltd.......................................  44,385     33,683
    Iliad Africa, Ltd..................................  37,928     27,661
    Illovo Sugar, Ltd..................................  84,521    174,626
*   Impala Platinum Holdings, Ltd...................... 157,884  1,024,370
    Imperial Holdings, Ltd.............................  80,324  1,414,979
    Investec, Ltd......................................  88,655    742,589
    Invicta Holdings, Ltd..............................   3,243     21,119
#*  JD Group, Ltd......................................  55,385    119,588
    JSE, Ltd...........................................  20,649    216,546
#   Kumba Iron Ore, Ltd................................  22,050    423,836
#   Lewis Group, Ltd...................................  63,577    495,461
    Liberty Holdings, Ltd..............................  54,745    615,453
    Massmart Holdings, Ltd.............................  32,710    465,572
    Merafe Resources, Ltd.............................. 213,666     16,958
    Metair Investments, Ltd............................  47,032    131,005
    MMI Holdings, Ltd.................................. 442,757  1,189,860
    Mondi, Ltd.........................................  58,590  1,052,812
    Mpact, Ltd.........................................  60,696    185,431
    Mr Price Group, Ltd................................  78,541  1,778,948
    Murray & Roberts Holdings, Ltd..................... 185,801    313,482
    Nampak, Ltd........................................ 234,547    855,049
    Naspers, Ltd. Class N..............................  28,711  4,141,902
    Nedbank Group, Ltd.................................  60,685  1,330,341
*   Northam Platinum, Ltd.............................. 176,049    579,790
    Oceana Group, Ltd..................................  16,623    153,085
    Omnia Holdings, Ltd................................  31,075    455,504
    Peregrine Holdings, Ltd............................  68,902    143,387
    Petmin, Ltd........................................  40,487      4,684
#   Pick n Pay Stores, Ltd............................. 103,401    509,661
*   Pinnacle Holdings, Ltd.............................  68,212     63,471
    Pioneer Foods, Ltd.................................  31,416    409,423
    PPC, Ltd........................................... 252,793    463,247
    PSG Group, Ltd.....................................  43,101    490,375
*   Quantum Foods Holdings, Ltd........................  31,128     10,488
    Raubex Group, Ltd..................................  36,385     63,603
    RCL Foods, Ltd.....................................  19,226     29,407
    Reunert, Ltd.......................................  76,029    408,036
*   Royal Bafokeng Platinum, Ltd.......................  13,378     61,627
    Sanlam, Ltd........................................ 489,472  2,933,768
#   Santam, Ltd........................................   6,394    125,143
*   Sappi, Ltd......................................... 207,757    853,006
*   Sappi, Ltd. Sponsored ADR.......................... 140,883    574,803
    Sasol, Ltd.........................................  12,915    466,489
#   Sasol, Ltd. Sponsored ADR.......................... 135,937  5,040,544
    Shoprite Holdings, Ltd............................. 143,767  2,272,619
    Sibanye Gold, Ltd.................................. 145,418    393,195
    Sibanye Gold, Ltd. Sponsored ADR...................  60,267    671,374
    Spar Group, Ltd. (The).............................  60,863    960,100
    Spur Corp., Ltd....................................  25,438     87,006
    Standard Bank Group, Ltd........................... 192,836  2,546,443
    Steinhoff International Holdings, Ltd.............. 526,431  2,690,558

                                     1202

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
SOUTH AFRICA -- (Continued)
*   Super Group, Ltd................................... 170,674 $   501,925
*   Telkom SA SOC, Ltd................................. 134,729     805,132
    Tiger Brands, Ltd..................................  30,017   1,012,288
    Times Media Group, Ltd.............................   8,973      15,869
    Tongaat Hulett, Ltd................................  36,147     495,786
    Trencor, Ltd.......................................  48,468     292,514
    Truworths International, Ltd....................... 164,084   1,136,275
    Vodacom Group, Ltd.................................  78,014     895,705
    Wilson Bayly Holmes-Ovcon, Ltd.....................  28,032     290,467
    Woolworths Holdings, Ltd........................... 269,101   1,997,420
    Zeder Investments, Ltd............................. 183,167     123,006
                                                                -----------
TOTAL SOUTH AFRICA.....................................          75,853,043
                                                                -----------
SOUTH KOREA -- (13.3%)
#   Able C&C Co., Ltd..................................   1,749      34,943
#*  Actoz Soft Co., Ltd................................   1,239      42,455
#*  Advanced Process Systems Corp......................   3,786      21,160
    Aekyung Petrochemical Co., Ltd.....................     278      17,128
#   AfreecaTV Co., Ltd.................................   5,664     146,856
#   Agabang&Company....................................   8,058      55,747
#   Ahnlab, Inc........................................     934      38,429
#*  AJ Rent A Car Co., Ltd.............................   5,640      84,968
    AK Holdings, Inc...................................     549      50,875
#*  Aminologics Co., Ltd...............................  21,772      25,238
    Amorepacific Corp..................................     449   1,082,096
    AMOREPACIFIC Group.................................     546     622,356
*   Amotech Co., Ltd...................................   3,455      54,914
    Anapass, Inc.......................................   4,285      52,493
    Asia Cement Co., Ltd...............................      61       6,633
    ASIA Holdings Co., Ltd.............................     865     112,746
    Asia Paper Manufacturing Co., Ltd..................   3,151      68,997
*   Asiana Airlines, Inc...............................  33,400     263,955
    AtlasBX Co., Ltd...................................   3,493     136,450
*   AUK Corp...........................................   5,660       8,908
    Autech Corp........................................   3,629      20,208
*   Avaco Co., Ltd.....................................   7,631      26,983
    Baiksan Co., Ltd...................................   4,640      16,623
#   Basic House Co., Ltd. (The)........................   4,018      60,500
*   BH Co., Ltd........................................   4,076      32,824
#   BHI Co., Ltd.......................................   1,809      17,570
    Binggrae Co., Ltd..................................   1,211      82,110
    Bioland, Ltd.......................................   2,817      62,812
#   Bluecom Co., Ltd...................................   3,649      41,870
    BS Financial Group, Inc............................  66,843     844,900
    Byucksan Corp......................................  12,209      70,772
#   CammSys Corp.......................................  24,019      41,651
#*  Capro Corp.........................................  10,760      33,146
#*  Cheil Worldwide, Inc...............................  31,403     565,820
    Chemtronics Co., Ltd...............................   4,981      50,597
#*  China Great Star International, Ltd................  22,433      60,173
#*  China Ocean Resources Co., Ltd.....................  49,842     218,239
    Chokwang Paint, Ltd................................   2,052      25,313
    Chosun Refractories Co., Ltd.......................      53       5,275

                                     1203

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
SOUTH KOREA -- (Continued)
#   CJ CGV Co., Ltd....................................  4,553 $253,138
    CJ CheilJedang Corp................................  2,627  841,670
*   CJ E&M Corp........................................  6,693  231,822
#*  CJ Korea Express Co., Ltd..........................  1,399  245,013
    CJ O Shopping Co., Ltd.............................  1,140  230,710
#   Cosmax BTI, Inc....................................  1,498   63,290
*   Cosmochemical Co., Ltd.............................  2,170    9,621
    Coway Co., Ltd..................................... 11,292  904,952
    Credu Corp.........................................    719   34,415
    Crown Confectionery Co., Ltd.......................    339   72,394
    Dae Dong Industrial Co., Ltd.......................  2,845   26,867
    Dae Han Flour Mills Co., Ltd.......................    482   72,985
    Dae Won Kang Up Co., Ltd...........................  6,670   37,998
*   Dae Young Packaging Co., Ltd....................... 57,950   52,416
    Dae-Il Corp........................................  4,150   17,699
*   Daea TI Co., Ltd................................... 18,837   25,168
*   Daechang Co., Ltd.................................. 19,890   15,525
    Daeduck Electronics Co............................. 11,543   97,800
    Daeduck GDS Co., Ltd............................... 10,025  115,383
    Daegu Department Store.............................  3,040   43,335
    Daehan Steel Co., Ltd..............................  5,070   25,339
*   Daekyung Machinery & Engineering Co., Ltd.......... 11,720   17,091
#   Daelim Industrial Co., Ltd.........................  9,841  491,005
    Daesang Corp.......................................  5,839  202,375
#   Daesang Holdings Co., Ltd..........................  3,635   57,673
    Daewon San Up Co., Ltd.............................  3,198   27,443
*   Daewoo Engineering & Construction Co., Ltd......... 32,550  201,029
*   Daewoo Securities Co., Ltd......................... 54,045  495,436
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd.. 37,312  657,902
    Daishin Securities Co., Ltd........................ 20,263  169,357
    Daou Technology, Inc...............................  4,860   64,718
#*  Dasan Networks, Inc................................  9,337   62,101
#   Daum Kakao Corp....................................  2,449  340,250
#   Dawonsys Co., Ltd..................................  4,253   59,761
#   Dayou Automotive Seat Technology Co., Ltd.......... 27,800   39,695
    DCM Corp...........................................  1,241   18,245
    DGB Financial Group, Inc........................... 71,153  682,367
*   DIO Corp...........................................  4,669   34,916
#*  Dong Yang Gang Chul Co., Ltd.......................  5,950   23,034
    Dong-Ah Geological Engineering Co., Ltd............  1,200    8,175
    Dong-Il Corp.......................................     89    5,853
#   Dongaone Co., Ltd..................................  8,260   24,041
#*  Dongbu HiTek Co., Ltd..............................  7,420   33,931
    Dongbu Insurance Co., Ltd.......................... 16,957  818,049
*   Dongbu Securities Co., Ltd......................... 13,140   47,943
#*  Dongbu Steel Co., Ltd.............................. 25,473   36,876
    Dongil Industries Co., Ltd.........................    510   30,778
    Dongjin Semichem Co., Ltd..........................  7,060   24,236
*   Dongkook Industrial Co., Ltd.......................  2,420    5,708
    Dongkuk Industries Co., Ltd........................ 12,588   40,579
#   Dongkuk Steel Mill Co., Ltd........................ 27,647  140,703
    Dongkuk Structure & Construction Co., Ltd..........  5,059   14,892
    Dongsung Holdings Co., Ltd.........................  9,309   61,932

                                     1204

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
SOUTH KOREA -- (Continued)
*   Dongwha Enterprise Co., Ltd........................    583 $ 11,243
    Dongwon F&B Co., Ltd...............................    484  145,002
    Dongwon Industries Co., Ltd........................    414  122,380
    Dongyang E&P, Inc..................................  1,531   18,115
#   Doosan Corp........................................  4,386  414,893
#*  Doosan Engine Co., Ltd............................. 10,905   78,040
*   Doosan Engineering & Construction Co., Ltd.........  1,599   13,236
#   Doosan Heavy Industries & Construction Co., Ltd.... 24,285  515,251
#*  Doosan Infracore Co., Ltd.......................... 55,602  514,802
*   Dragonfly GF Co., Ltd..............................  2,130   20,447
#*  Duksan Hi-Metal Co., Ltd...........................  2,788   28,426
    DuzonBIzon Co., Ltd................................  7,756   78,673
    DY Corp............................................  8,095   49,209
*   DY POWER Corp......................................  4,333   42,989
    e Tec E&C, Ltd.....................................    262   32,672
#   e-LITECOM Co., Ltd.................................  2,965   40,484
    E-Mart Co., Ltd....................................  5,257  997,467
#*  e-Starco Co., Ltd.................................. 18,549   40,842
    E1 Corp............................................  1,099   63,473
    Eagon Industries Co., Ltd..........................  3,370   47,937
    Easy Bio, Inc...................................... 12,774   66,360
*   Ecopro Co., Ltd....................................  3,593   26,160
#*  ELK Corp...........................................  9,669   42,150
#*  EMKOREA Co., Ltd...................................  5,967   27,167
    ENF Technology Co., Ltd............................  2,690   20,157
#   Eo Technics Co., Ltd...............................  2,746  321,372
    Eugene Corp........................................ 27,797   90,444
*   Eugene Investment & Securities Co., Ltd............ 42,469   80,563
#   Eugene Technology Co., Ltd.........................  7,096   92,155
*   Eusu Holdings Co., Ltd.............................  1,912   19,234
    EVERDIGM Corp......................................  5,254   33,477
    Fila Korea, Ltd....................................  2,221  222,365
#*  Finetex EnE, Inc...................................  7,780   12,281
#*  Flexcom, Inc.......................................  4,293   19,369
    Fursys, Inc........................................  1,797   50,484
#*  Gamevil, Inc.......................................  1,073  179,044
    Gaon Cable Co., Ltd................................    930   21,207
#*  Genic Co., Ltd.....................................  1,991   46,559
    GIIR, Inc..........................................  2,100   13,607
    Global & Yuasa Battery Co., Ltd....................  2,645   97,894
    Global Display Co., Ltd............................  6,155   35,695
*   GNCO Co., Ltd...................................... 10,287   10,957
#   Golfzon Co., Ltd...................................  7,538  171,583
#*  GS Engineering & Construction Corp................. 26,860  610,526
    GS Global Corp.....................................  7,260   51,793
    GS Holdings Corp................................... 18,213  689,247
    GS Home Shopping, Inc..............................    485   93,511
#   GS retail Co., Ltd.................................  9,206  218,876
    Gwangju Shinsegae Co., Ltd.........................    188   53,711
#*  Halla Corp.........................................  7,595   43,048
    Halla Holdings Corp................................  2,494  143,601
    Halla Visteon Climate Control Corp.................  8,482  357,060
    Han Kuk Carbon Co., Ltd............................  9,150   46,976

                                     1205

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
SOUTH KOREA -- (Continued)
    Hana Financial Group, Inc.......................... 57,498 $1,680,699
*   Hana Micron, Inc...................................  8,673     85,869
    Hana Tour Service, Inc.............................  2,900    225,862
    Handsome Co., Ltd..................................  6,136    172,128
    Hanil Cement Co., Ltd..............................  1,489    224,174
#*  Hanjin Heavy Industries & Construction Co., Ltd.... 31,758    112,613
    Hanjin Heavy Industries & Construction Holdings
      Co., Ltd.........................................  6,254     39,060
#*  Hanjin Kal Corp.................................... 21,402    633,852
    Hanjin Transportation Co., Ltd.....................  3,258    188,647
    Hankook Shell Oil Co., Ltd.........................    264    120,309
    Hankook Tire Co., Ltd.............................. 20,175    970,138
*   Hankuk Glass Industries, Inc.......................    192      4,363
    Hankuk Paper Manufacturing Co., Ltd................    770     21,668
    Hanmi Semiconductor Co., Ltd.......................  2,926     46,034
    Hansae Co., Ltd....................................  6,368    221,042
    Hansae Yes24 Holdings Co., Ltd.....................  6,460     70,053
    Hansol Chemical Co., Ltd...........................  2,570    118,064
    Hansol Holdings Co., Ltd........................... 12,420     89,579
#*  Hansol HomeDeco Co., Ltd........................... 40,610     54,225
    Hansol Logistics Co., Ltd.......................... 18,940     39,539
*   Hansol Paper Co., Ltd..............................  7,582    135,549
*   Hansol Technics Co., Ltd...........................  4,977     61,808
    Hanssem Co., Ltd...................................  2,793    391,975
#   Hanwha Chemical Corp............................... 59,266    663,099
*   Hanwha General Insurance Co., Ltd.................. 16,316     62,472
*   Hanwha Investment & Securities Co., Ltd............ 25,288     91,640
#   Hanwha Life Insurance Co., Ltd..................... 84,681    600,700
    Hanyang Eng Co., Ltd...............................  5,602     38,241
    Hanyang Securities Co., Ltd........................  1,030      6,961
*   Harim Holdings Co., Ltd............................ 15,645     70,898
#   Heung-A Shipping Co., Ltd.......................... 25,938     66,085
*   HMC Investment Securities Co., Ltd.................  7,873     73,539
#   Hotel Shilla Co., Ltd..............................  5,843    542,163
    HS R&A Co., Ltd....................................  2,433     66,502
    Huchems Fine Chemical Corp.........................  7,590    183,223
    Humax Co., Ltd.....................................  5,231     78,089
    Husteel Co., Ltd...................................  1,240     19,776
    Huvis Corp.........................................  4,180     43,597
    Huvitz Co., Ltd....................................    738     10,975
    Hwa Shin Co., Ltd.................................. 11,649     73,841
    HwaSung Industrial Co., Ltd........................  5,837     72,589
    Hy-Lok Corp........................................  3,008     75,789
    Hyosung Corp.......................................  9,704    640,360
*   Hyundai BNG Steel Co., Ltd.........................  2,940     39,299
    Hyundai Corp.......................................  2,278     56,836
    Hyundai Department Store Co., Ltd..................  4,453    482,796
    Hyundai Development Co............................. 20,312    794,571
#*  Hyundai Elevator Co., Ltd..........................  2,827    167,782
    Hyundai Engineering & Construction Co., Ltd........ 13,809    546,485
    Hyundai Engineering Plastics Co., Ltd..............  3,250     26,195
#   Hyundai Glovis Co., Ltd............................  2,236    498,023
#   Hyundai Greenfood Co., Ltd......................... 11,815    186,352
#   Hyundai Heavy Industries Co., Ltd..................  7,008    718,123

                                     1206

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
    Hyundai Home Shopping Network Corp.......................  1,182 $  129,314
    Hyundai Hy Communications & Networks Co., Ltd............ 12,240     48,492
    Hyundai Hysco Co., Ltd...................................  3,445    241,110
    Hyundai Livart Furniture Co., Ltd........................  4,340    135,672
    Hyundai Marine & Fire Insurance Co., Ltd................. 19,525    464,661
#*  Hyundai Merchant Marine Co., Ltd.........................  8,126     75,830
    Hyundai Mobis Co., Ltd................................... 10,173  2,299,788
*   Hyundai Securities Co., Ltd.............................. 58,698    399,885
#   Hyundai Steel Co......................................... 13,732    823,871
    Hyundai Wia Corp.........................................  5,790    807,798
*   Hyunjin Materials Co., Ltd...............................  3,137      9,979
    ICD Co., Ltd.............................................  2,226     15,402
    Iljin Electric Co., Ltd..................................  5,910     48,341
    Iljin Holdings Co., Ltd..................................  4,660     28,419
#*  Iljin Materials Co., Ltd.................................  5,710     38,264
    Ilshin Spinning Co., Ltd.................................    409     62,770
*   IM Co., Ltd..............................................  5,419     18,004
#   iMarketKorea, Inc........................................  4,690    117,080
    Industrial Bank of Korea................................. 39,003    458,180
#*  Infinitt Healthcare Co., Ltd.............................  5,114     33,620
#*  Infopia Co., Ltd.........................................  2,026     24,833
#*  Infraware, Inc...........................................  5,651     37,283
#*  InkTec Co., Ltd..........................................  2,097     20,592
    Innochips Technology, Inc................................  2,027     28,104
*   InnoWireless, Inc........................................  1,034     12,526
*   Innox Corp...............................................  4,610     66,303
#*  Insun ENT Co., Ltd....................................... 10,668     41,941
    Intelligent Digital Integrated Securities Co., Ltd.......  2,551     31,362
*   Interflex Co., Ltd.......................................  2,561     44,255
    Interpark Corp........................................... 10,479     87,438
    INTOPS Co., Ltd..........................................  1,868     31,388
    Inzi Controls Co., Ltd...................................  2,210     10,203
    INZI Display Co., Ltd....................................  5,255      8,736
#*  IS Dongseo Co., Ltd......................................  4,318    230,690
#   ISU Chemical Co., Ltd....................................  5,540     43,854
#   IsuPetasys Co., Ltd...................................... 15,340     78,364
    Jahwa Electronics Co., Ltd...............................  8,378    113,944
    JB Financial Group Co., Ltd.............................. 27,985    148,621
*   Jcontentree Corp......................................... 10,225     31,448
    Jinsung T.E.C............................................  1,807      8,658
*   Jusung Engineering Co., Ltd..............................  9,399     34,316
*   JVM Co., Ltd.............................................  1,013     54,771
    KB Capital Co., Ltd......................................  3,307     62,302
    KB Financial Group, Inc.................................. 11,853    398,180
*   KB Financial Group, Inc. ADR............................. 47,792  1,612,980
    KC Cottrell Co., Ltd.....................................  2,610     15,412
    KC Green Holdings Co., Ltd...............................  5,270     43,267
#   KC Tech Co., Ltd......................................... 11,768     82,550
*   KCC Engineering & Construction Co., Ltd..................  4,872     33,552
#   KCP Co., Ltd.............................................  4,719    149,249
*   KEC Corp.................................................  5,232      5,885
    KEPCO Engineering & Construction Co., Inc................  2,109     81,807
    KEPCO Plant Service & Engineering Co., Ltd...............  3,492    281,250

                                     1207

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
SOUTH KOREA -- (Continued)
    Keyang Electric Machinery Co., Ltd.................  8,060 $ 30,146
    KG Chemical Corp...................................  2,680   41,098
#   Kginicis Co., Ltd..................................  5,797  130,329
#   KGMobilians Co., Ltd...............................  4,423   58,833
#   KH Vatec Co., Ltd..................................  5,865  216,680
    KISCO Corp.........................................  1,168   33,983
    KISCO Holdings Co., Ltd............................     41    1,764
    KISWIRE, Ltd.......................................  2,875  106,214
    KIWOOM Securities Co., Ltd.........................  3,302  175,715
*   KMH Co., Ltd.......................................  2,326   21,496
#*  KMW Co., Ltd.......................................  4,421   71,068
#   Koentec Co., Ltd................................... 13,257   32,587
    Koh Young Technology, Inc..........................  3,627  157,300
    Kolao Holdings.....................................  4,818   74,280
    Kolon Corp.........................................  3,520   72,675
*   Kolon Global Corp..................................    634    4,651
#   Kolon Industries, Inc..............................  8,020  340,181
#   KONA I Co., Ltd....................................  3,568  111,213
    Korea Circuit Co., Ltd.............................  7,389   85,303
    Korea District Heating Corp........................  1,606   79,296
    Korea Electric Power Corp.......................... 15,780  616,981
*   Korea Electric Power Corp. Sponsored ADR........... 45,612  881,224
    Korea Electric Terminal Co., Ltd...................  1,920  113,339
    Korea Flange Co., Ltd..............................  2,351   34,731
*   Korea Gas Corp.....................................  7,951  327,348
*   Korea Info & Comm..................................  3,785   30,707
    Korea Investment Holdings Co., Ltd................. 12,475  587,896
#   Korea Kolmar Co., Ltd..............................  2,301  120,746
#   Korea Kolmar Holdings Co., Ltd.....................  1,107   55,170
    Korea Petrochemical Ind Co., Ltd...................  1,671  124,763
    Korea Zinc Co., Ltd................................  1,221  476,930
    Korean Reinsurance Co.............................. 37,388  347,710
    Kortek Corp........................................  2,014   21,451
    KPX Chemical Co., Ltd..............................    618   31,453
    KT Corp............................................  2,060   56,087
*   KT Corp. Sponsored ADR............................. 45,280  608,563
*   KT Hitel Co., Ltd..................................  1,730   16,404
    KT Skylife Co., Ltd................................  9,626  142,144
*   KTB Investment & Securities Co., Ltd............... 28,137   47,725
    Kukdo Chemical Co., Ltd............................  1,317   56,011
    Kumho Electric Co., Ltd............................  1,900   38,584
#*  Kumho Industrial Co., Ltd..........................  1,984   53,135
#   Kumho Petrochemical Co., Ltd.......................  1,827  148,795
*   Kumho Tire Co., Inc................................ 39,163  346,448
    Kumkang Kind Co., Ltd..............................    703   43,530
    Kunsul Chemical Industrial Co., Ltd................  1,304   65,039
#*  Kwang Myung Electric Engineering Co., Ltd.......... 10,100   21,934
*   Kwangju Bank.......................................  5,787   47,133
*   Kyeryong Construction Industrial Co., Ltd..........  1,581   15,250
*   Kyobo Securities Co., Ltd.......................... 11,174   99,496
*   Kyongnam Bank......................................  8,844   87,707
#   Kyung Dong Navien Co., Ltd.........................  1,630   37,066
    Kyung-In Synthetic Corp............................  3,940   16,884

                                     1208

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
SOUTH KOREA -- (Continued)
#   Kyungbang, Ltd.....................................     283 $   43,201
    Kyungchang Industrial Co., Ltd.....................   7,192     50,902
    KyungDong City Gas Co., Ltd........................     888     79,976
#*  LB Semicon, Inc....................................  16,693     25,146
    LEENO Industrial, Inc..............................   3,057    111,335
    LF Corp............................................   8,077    231,448
    LG Chem, Ltd.......................................  10,288  1,850,207
    LG Display Co., Ltd................................  33,768  1,109,553
*   LG Display Co., Ltd. ADR........................... 141,655  2,293,394
#   LG Hausys, Ltd.....................................   2,379    387,950
    LG Household & Health Care, Ltd....................   1,851  1,159,615
    LG Innotek Co., Ltd................................   4,714    417,798
    LG International Corp..............................  13,208    441,273
    LG Uplus Corp......................................  96,126  1,059,749
#   LIG Insurance Co., Ltd.............................  20,771    435,380
#   LMS Co., Ltd.......................................   3,047     52,308
#   Lock&Lock Co., Ltd.................................   6,250     59,252
#*  Logistics Energy Korea Co., Ltd....................  15,590     27,260
    Lotte Chemical Corp................................   4,755    750,239
    Lotte Confectionery Co., Ltd.......................     197    335,718
    Lotte Food Co., Ltd................................     203    114,802
#   LOTTE Himart Co., Ltd..............................   3,219    158,544
#*  Lotte Non-Life Insurance Co., Ltd..................   9,821     24,013
    Lotte Shopping Co., Ltd............................   2,486    538,004
    LS Corp............................................   5,523    242,092
#*  Lumens Co., Ltd....................................  25,336    150,539
    Macquarie Korea Infrastructure Fund................  98,886    664,446
#*  Macrogen, Inc......................................   1,740     88,124
    Maeil Dairy Industry Co., Ltd......................   2,055     60,309
*   Mando Corp.........................................     237     35,726
    MegaStudy Co., Ltd.................................   1,890    102,789
*   Melfas, Inc........................................   4,370     20,704
    Meritz Financial Group, Inc........................  14,701    130,152
    Meritz Fire & Marine Insurance Co., Ltd............  30,903    343,739
    Meritz Securities Co., Ltd.........................  56,485    197,731
    Mirae Asset Securities Co., Ltd....................   9,837    413,967
    Miwon Specialty Chemical Co., Ltd..................      84     22,569
    MK Electron Co., Ltd...............................  10,070     53,379
*   MNTech Co., Ltd....................................   4,699     24,357
    Modetour Network, Inc..............................   2,902     73,080
    Moorim P&P Co., Ltd................................  17,550     62,626
    Motonic Corp.......................................   2,770     34,581
    Namhae Chemical Corp...............................   6,407     51,464
    Naver Corp.........................................   4,693  3,041,830
#   NCSoft Corp........................................   2,758    503,657
#*  Neowiz Games Corp..................................   6,687    135,747
*   NEPES Corp.........................................   8,540     73,582
    Nexen Corp.........................................     995     80,109
    Nexen Tire Corp....................................  10,790    153,300
#*  Nexolon Co., Ltd...................................  33,430      9,522
*   Nexon GT Co., Ltd..................................   5,925     77,054
#*  NHN Entertainment Corp.............................   1,154     78,310
    NICE Holdings Co., Ltd.............................   7,900    123,923

                                     1209

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------ -----------
SOUTH KOREA -- (Continued)
    NICE Information Service Co., Ltd.................. 15,276 $    89,011
#*  NK Co., Ltd........................................  3,712      14,435
    Nong Shim Holdings Co., Ltd........................    655      64,341
    Nong Woo Bio Co., Ltd..............................  2,138      42,185
    NongShim Co., Ltd..................................  1,440     304,142
    Noroo Holdings Co., Ltd............................    531      11,080
    NOROO Paint & Coatings Co., Ltd....................  3,900      35,061
#*  OCI Co., Ltd.......................................  4,965     352,005
    OCI Materials Co., Ltd.............................  2,123     124,721
#*  OPTRON-TEC, Inc....................................  5,461      31,746
    Orion Corp.........................................    807     770,063
*   Osstem Implant Co., Ltd............................  3,092     124,666
    Ottogi Corp........................................    307     159,406
*   Paik Kwang Industrial Co., Ltd.....................  2,509       5,405
#*  Pan Ocean Co., Ltd.................................  1,878       4,423
#   Pan-Pacific Co., Ltd...............................  5,510      31,915
#*  PaperCorea, Inc.................................... 55,279      36,661
#   Partron Co., Ltd................................... 18,010     203,535
    Poongsan Corp......................................  3,171      65,562
#   Posco M-Tech Co., Ltd.............................. 17,041      42,787
#*  Posco Plantec Co., Ltd.............................  3,235      10,925
*   Power Logics Co., Ltd..............................  4,300      16,407
    Pyeong Hwa Automotive Co., Ltd.....................  4,793      73,894
#*  Redrover Co., Ltd..................................  8,113      41,722
    RFsemi Technologies, Inc...........................  3,027      21,030
    RFTech Co., Ltd....................................  1,617      13,180
*   S&C Engine Group, Ltd.............................. 14,992      32,317
    S&T Holdings Co., Ltd..............................  1,369      24,577
    S&T Motiv Co., Ltd.................................  3,016     121,758
    S-1 Corp...........................................  3,092     224,952
    S-Energy Co., Ltd..................................  5,881      41,903
    S-MAC Co., Ltd.....................................  6,155      25,715
#   S-Oil Corp......................................... 13,730     755,247
*   Sajo Industries Co., Ltd...........................  1,553      63,384
    Sam Yung Trading Co., Ltd..........................  2,370      50,468
    Samchully Co., Ltd.................................  1,080     135,770
    Samho Development Co., Ltd.........................  3,821      10,919
*   Samho International Co., Ltd.......................  2,443      35,749
    SAMHWA Paints Industrial Co., Ltd..................  3,040      41,369
#   Samick Musical Instruments Co., Ltd................  9,290      36,558
    Samick THK Co., Ltd................................  4,280      32,586
#   Samkwang Glass.....................................  1,314      89,072
    Samlip General Foods Co., Ltd......................    861     152,240
    Samsung Card Co., Ltd..............................  2,297      79,839
#   Samsung Electro-Mechanics Co., Ltd................. 22,523   1,370,774
#   Samsung Electronics Co., Ltd....................... 19,525  24,238,305
    Samsung Electronics Co., Ltd. GDR.................. 16,921  10,417,236
#*  Samsung Engineering Co., Ltd.......................  3,766     129,893
    Samsung Fine Chemicals Co., Ltd....................  7,294     226,947
    Samsung Fire & Marine Insurance Co., Ltd...........  8,109   2,183,406
    Samsung Heavy Industries Co., Ltd.................. 24,428     395,479
    Samsung Life Insurance Co., Ltd....................  9,065     931,103
    Samsung SDI Co., Ltd...............................  9,114   1,063,477

                                     1210

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
SOUTH KOREA -- (Continued)
#   Samsung Securities Co., Ltd........................  16,004 $  690,522
*   SAMT Co., Ltd......................................   7,876     13,287
    Samyang Foods Co., Ltd.............................   1,700     33,478
    Samyang Holdings Corp..............................   1,674    143,972
*   Samyoung Chemical Co., Ltd.........................   6,670      9,177
#*  Sangbo Corp........................................   3,833     24,715
    SBS Contents Hub Co., Ltd..........................   3,097     34,924
    SBS Media Holdings Co., Ltd........................  22,546     92,136
#*  SBW................................................  23,330     21,622
    Seah Besteel Corp..................................   6,200    180,327
    SeAH Holdings Corp.................................     419     56,075
    SeAH Steel Corp....................................   1,225     85,484
    Sebang Co., Ltd....................................   4,147     72,411
    Sejong Industrial Co., Ltd.........................   6,842     84,317
    Sempio Foods Co....................................     710     21,456
#*  Seobu T&D..........................................   4,048     62,546
#*  Seohee Construction Co., Ltd.......................  48,053     34,114
#   Seoul Semiconductor Co., Ltd.......................  15,450    273,420
    SEOWONINTECH Co., Ltd..............................   4,409     56,593
    Seoyeon Co., Ltd...................................   6,326     80,813
*   Sewon Cellontech Co., Ltd..........................   9,450     23,263
    Sewon Precision Industry Co., Ltd..................   1,659     39,453
#   SEWOONMEDICAL Co., Ltd.............................  10,144     56,150
#   SFA Engineering Corp...............................   2,564    107,690
#*  SG Corp............................................  77,870     47,039
#   SH Energy & Chemical Co., Ltd......................  29,732     47,380
    Shinhan Financial Group Co., Ltd...................  38,789  1,583,693
*   Shinhan Financial Group Co., Ltd. ADR..............  27,301  1,087,945
    Shinsegae Co., Ltd.................................   3,022    443,134
    Shinsegae Information & Communication Co., Ltd.....     372     35,879
#   Shinsegae International Co., Ltd...................     432     35,160
#*  Shinsung Solar Energy Co., Ltd.....................  31,936     37,158
*   Shinsung Tongsang Co., Ltd.........................  46,076     60,206
*   Shinwha Intertek Corp..............................   5,761     15,838
*   Shinwon Corp.......................................  19,797     33,397
*   Signetics Corp.....................................  12,318     19,211
*   SIGONG TECH Co., Ltd...............................   6,507     26,753
    Silicon Works Co., Ltd.............................   3,521     92,749
    Silla Co., Ltd.....................................   3,715     72,851
#*  Simm Tech Co., Ltd.................................   8,465     81,302
    SIMPAC, Inc........................................   8,170     42,056
    SJM Co., Ltd.......................................   3,600     22,415
*   SK Broadband Co., Ltd..............................  71,177    275,474
    SK C&C Co., Ltd....................................   1,643    350,202
#   SK Chemicals Co., Ltd..............................   5,244    291,624
#*  SK Communications Co., Ltd.........................   4,426     29,733
    SK Gas, Ltd........................................   1,479    116,171
    SK Holdings Co., Ltd...............................  12,679  1,976,796
    SK Hynix, Inc......................................  97,543  4,213,422
    SK Innovation Co., Ltd.............................  11,720    995,255
*   SK Networks Co., Ltd...............................  32,140    275,312
*   SK Securities Co., Ltd............................. 124,639    106,369
    SK Telecom Co., Ltd................................     826    216,466

                                     1211

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
SOUTH KOREA -- (Continued)
    SK Telecom Co., Ltd. ADR...........................  6,201 $178,279
    SKC Co., Ltd.......................................  7,966  218,759
    SL Corp............................................  4,230   68,246
#*  SM Culture & Contents Co., Ltd..................... 13,542   42,505
#*  SM Entertainment Co................................  5,480  182,545
*   Solborn, Inc.......................................  6,643   27,690
#   Solid, Inc.........................................  6,454   45,971
    Songwon Industrial Co., Ltd........................  6,210   49,027
    Soulbrain Co., Ltd.................................  3,122  103,518
*   Ssangyong Cement Industrial Co., Ltd............... 11,218  153,471
*   Steel Flower Co., Ltd..............................  2,781   10,429
#*  STS Semiconductor & Telecommunications............. 25,047   94,955
#*  STX Engine Co., Ltd................................  9,310    5,603
#   Suheung Co., Ltd...................................  1,935   87,179
    Sunchang Corp......................................  3,976   29,728
#   Sung Kwang Bend Co., Ltd...........................  7,937   95,680
*   Sungchang Enterprise Holdings, Ltd.................  1,980   38,278
*   Sungshin Cement Co., Ltd...........................  7,455   92,079
    Sungwoo Hitech Co., Ltd............................ 18,826  207,656
    Sunjin Co., Ltd....................................    860   24,404
*   Suprema, Inc.......................................  2,939   72,215
#*  Synopex, Inc....................................... 28,253   48,431
    Taekwang Industrial Co., Ltd.......................    175  180,081
*   Taewoong Co., Ltd..................................  4,152   56,633
*   Taeyoung Engineering & Construction Co., Ltd....... 15,599   69,061
    Tailim Packaging Industrial Co., Ltd............... 15,780   32,954
#*  TK Chemical Corp................................... 11,625   19,177
    Tongyang Life Insurance............................ 14,620  146,738
*   Top Engineering Co., Ltd...........................  2,531   10,103
#   Toptec Co., Ltd....................................  2,868   43,903
#*  Toray Chemical Korea, Inc..........................  7,709   99,418
    Tovis Co., Ltd.....................................  6,532  117,472
    TS Corp............................................  1,940   44,280
    Ubiquoss, Inc......................................  4,502   39,790
*   Ubivelox, Inc......................................  1,255   17,940
    UI Display Co., Ltd................................  1,154    4,775
    Uju Electronics Co., Ltd...........................  3,162   44,252
    Unid Co., Ltd......................................  1,340   71,728
*   Uniquest Corp......................................  1,110    9,354
*   Unison Co., Ltd....................................  4,587   10,317
    Value Added Technologies Co., Ltd..................  2,367   57,582
#   Vieworks Co., Ltd..................................  3,242   96,700
#   Visang Education, Inc..............................  4,557   31,517
#*  Webzen, Inc........................................  5,851  164,377
    WillBes & Co. (The)................................ 17,650   21,954
    WiSoL Co., Ltd.....................................  5,829   47,561
*   Wonik IPS Co., Ltd................................. 19,641  239,999
*   Wonik Materials Co., Ltd...........................    328   14,056
    Woojeon & Handan Co., Ltd..........................  8,429   18,918
#*  Woongjin Energy Co., Ltd........................... 14,020   20,154
*   Woongjin Holdings Co., Ltd.........................  6,158   11,692
*   Woongjin Thinkbig Co., Ltd.........................  7,573   52,069
    Wooree ETI Co., Ltd................................  7,385   13,225

                                     1212

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- ------------
SOUTH KOREA -- (Continued)
*   Woori Bank.........................................  48,068 $    386,794
*   Woori Bank Sponsored ADR...........................   3,029       71,636
    Woori Investment & Securities Co., Ltd.............  48,618      489,571
#*  Woori Investment Bank Co., Ltd..................... 291,324      108,116
#   Y G-1 Co., Ltd.....................................   5,966       49,595
    YESCO Co., Ltd.....................................     510       15,684
#   YG Entertainment, Inc..............................   2,213       95,631
    Yoosung Enterprise Co., Ltd........................  10,361       48,061
    Youlchon Chemical Co., Ltd.........................   3,560       35,073
#   Young Heung Iron & Steel Co., Ltd..................  13,310       21,449
#   Young Poong Corp...................................     130      168,467
    Young Poong Precision Corp.........................   6,555       58,703
    Youngone Corp......................................   6,602      338,550
    Youngone Holdings Co., Ltd.........................   1,664      136,335
                                                                ------------
TOTAL SOUTH KOREA......................................          136,369,426
                                                                ------------
SPAIN -- (0.1%)
    Banco Santander SA.................................  17,308      117,718
    Banco Santander SA Sponsored ADR................... 133,514      893,206
                                                                ------------
TOTAL SPAIN............................................            1,010,924
                                                                ------------
TAIWAN -- (12.9%)
#   A-DATA Technology Co., Ltd.........................  65,605      112,892
    Ability Enterprise Co., Ltd........................ 183,892      109,164
    AcBel Polytech, Inc................................  87,685       99,757
    Accton Technology Corp............................. 199,858       98,496
#*  Acer, Inc.......................................... 846,287      549,058
    ACES Electronic Co., Ltd...........................  27,000       35,519
    ACHEM Technology Corp..............................  93,526       55,492
    Acter Co., Ltd.....................................  13,000       32,871
*   Action Electronics Co., Ltd........................  45,408        9,712
#   Actron Technology Corp.............................  33,000      117,570
#   Adlink Technology, Inc.............................  25,471       62,311
    Advanced Ceramic X Corp............................  12,000       58,048
*   Advanced Connectek, Inc............................  55,000       21,235
    Advanced International Multitech Co., Ltd..........  42,000       32,784
    Advanced Semiconductor Engineering, Inc............ 260,774      327,458
#   Advanced Semiconductor Engineering, Inc. ADR....... 165,684    1,095,171
*   Advanced Wireless Semiconductor Co.................  58,000       86,168
#   Advancetek Enterprise Co., Ltd.....................  29,580       22,070
#   Advantech Co., Ltd.................................  46,555      347,620
#*  AGV Products Corp.................................. 232,914       58,650
    AimCore Technology Co., Ltd........................  25,846       22,414
#   Airtac International Group.........................  29,000      251,790
    Alcor Micro Corp...................................  17,000       14,365
#   ALI Corp........................................... 102,000       80,749
    Alpha Networks, Inc................................ 110,000       60,918
    Altek Corp......................................... 117,727      138,728
    Ambassador Hotel (The).............................  13,000       11,589
    AMPOC Far-East Co., Ltd............................  31,000       28,510
#   AmTRAN Technology Co., Ltd......................... 286,907      162,882
    Anpec Electronics Corp.............................  35,454       36,139

                                     1213

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
#   Apacer Technology, Inc.............................    47,846 $   49,127
    APCB, Inc..........................................    39,000     29,408
#   Apex Biotechnology Corp............................    35,477     59,774
#   Apex International Co., Ltd........................    45,710     64,770
#   Apex Medical Corp..................................    21,000     38,501
    Apex Science & Engineering.........................    24,200      9,244
    Arcadyan Technology Corp...........................    49,859     67,345
#   Ardentec Corp......................................   178,443    151,548
*   Arima Communications Corp..........................   106,087     43,187
#   Asia Cement Corp...................................   331,696    399,899
*   Asia Optical Co., Inc..............................    96,000    129,168
#   Asia Plastic Recycling Holding, Ltd................    67,762     79,420
    Asia Polymer Corp..................................   147,200    108,590
    Asia Vital Components Co., Ltd.....................    95,278     72,370
    ASROCK, Inc........................................     8,000     18,380
#   Asustek Computer, Inc..............................   126,996  1,327,313
    Aten International Co., Ltd........................    35,000     92,183
#   AU Optronics Corp.................................. 2,960,000  1,609,321
#   AU Optronics Corp. Sponsored ADR...................    78,775    441,140
    Audix Corp.........................................    52,800     73,531
    Aurora Corp........................................    33,693     57,151
    AV Tech Corp.......................................    10,000     16,056
    Avermedia Technologies.............................    55,690     19,275
#*  Avision, Inc.......................................    64,693     19,152
#   AVY Precision Technology, Inc......................    34,000     79,304
    Awea Mechantronic Co., Ltd.........................    12,600     17,355
    Bank of Kaohsiung Co., Ltd.........................   135,128     38,610
#   BenQ Materials Corp................................    87,000     89,160
    BES Engineering Corp...............................   502,000    120,133
*   Bin Chuan Enterprise Co., Ltd......................    15,641     11,128
#   Biostar Microtech International Corp...............    73,000     26,346
    Bizlink Holding, Inc...............................    23,248     76,624
    Boardtek Electronics Corp..........................    63,000     87,164
    Bright Led Electronics Corp........................    23,100     10,691
    C Sun Manufacturing, Ltd...........................    29,000     20,883
    Capital Securities Corp............................   712,731    232,414
    Career Technology MFG. Co., Ltd....................   105,000    110,862
    Carnival Industrial Corp...........................    65,000     16,232
#   Catcher Technology Co., Ltd........................   156,509  1,368,604
    Cathay Financial Holding Co., Ltd..................   889,125  1,273,255
#   Cathay Real Estate Development Co., Ltd............   316,000    168,010
    ChainQui Construction Development Co., Ltd.........    22,000     16,142
    Champion Building Materials Co., Ltd...............    99,000     29,635
#   Chang Hwa Commercial Bank, Ltd..................... 1,003,078    565,996
    Chang Wah Electromaterials, Inc....................    11,249     26,142
    Channel Well Technology Co., Ltd...................    50,000     31,926
    Charoen Pokphand Enterprise........................    75,600     65,547
#   Chaun-Choung Technology Corp.......................    28,000     79,425
    CHC Resources Corp.................................    12,618     28,553
    Chen Full International Co., Ltd...................    46,000     50,820
#   Chenbro Micom Co., Ltd.............................    37,000     64,743
    Cheng Loong Corp...................................   337,480    136,878
    Cheng Shin Rubber Industry Co., Ltd................   377,808    910,681

                                     1214

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
#   Cheng Uei Precision Industry Co., Ltd.................   177,159 $  312,508
#*  Chenming Mold Industry Corp...........................    41,000     34,371
    Chia Chang Co., Ltd...................................    39,000     38,231
    Chicony Electronics Co., Ltd..........................   118,732    325,805
    Chien Kuo Construction Co., Ltd.......................   138,675     50,175
    Chilisin Electronics Corp.............................    27,324     36,602
    Chime Ball Technology Co., Ltd........................     9,000     23,687
    Chimei Materials Technology Corp......................   111,250    112,347
    Chin-Poon Industrial Co., Ltd.........................   134,113    227,206
*   China Airlines, Ltd................................... 1,079,062    545,999
#   China Development Financial Holding Corp.............. 2,682,579    880,928
    China Ecotek Corp.....................................    10,000     21,406
*   China Electric Manufacturing Corp.....................   103,000     34,781
    China General Plastics Corp...........................   170,872     81,182
    China Glaze Co., Ltd..................................    25,000     11,221
    China Life Insurance Co., Ltd.........................   433,820    363,623
    China Metal Products..................................   103,190    104,433
#*  China Petrochemical Development Corp..................   905,092    338,276
#   China Steel Chemical Corp.............................    35,227    170,332
    China Steel Corp...................................... 1,376,940  1,166,531
    China Steel Structure Co., Ltd........................    36,000     31,338
    China Synthetic Rubber Corp...........................   186,735    190,222
*   China Wire & Cable Co., Ltd...........................    27,000      9,986
    Chinese Maritime Transport, Ltd.......................    33,000     35,177
#   Chipbond Technology Corp..............................   191,000    390,411
    Chong Hong Construction Co., Ltd......................    30,582     62,624
#   Chroma ATE, Inc.......................................    69,466    173,140
    Chun YU Works & Co., Ltd..............................    60,000     27,540
    Chun Yuan Steel.......................................   163,999     59,840
    Chung Hsin Electric & Machinery Manufacturing Corp....   168,000    107,493
*   Chung Hung Steel Corp.................................   244,889     56,120
*   Chung Hwa Pulp Corp...................................   228,680     63,588
    Chunghwa Telecom Co., Ltd.............................   139,800    422,479
#   Chunghwa Telecom Co., Ltd. ADR........................    35,415  1,063,867
#   Chyang Sheng Dyeing & Finishing Co., Ltd..............    53,000     28,962
    Cleanaway Co., Ltd....................................    21,000    102,692
#   Clevo Co..............................................   107,869    163,226
*   CMC Magnetics Corp.................................... 1,285,000    180,540
*   CoAsia Microelectronics Corp..........................    63,000     32,170
    Collins Co., Ltd......................................    47,770     21,483
    Compal Electronics, Inc............................... 1,042,086    759,903
    Compeq Manufacturing Co., Ltd.........................   461,000    262,813
*   Concord Securities Corp...............................   201,000     51,479
    Continental Holdings Corp.............................   131,250     47,377
    Coretronic Corp.......................................   216,000    304,803
*   Cosmo Electronics Corp................................    11,000     11,774
    Coxon Precise Industrial Co., Ltd.....................    35,000     73,168
#*  Crystalwise Technology, Inc...........................    59,115     45,562
    CSBC Corp. Taiwan.....................................   168,440     88,300
    CTBC Financial Holding Co., Ltd....................... 1,907,258  1,209,878
#   CTCI Corp.............................................   119,555    188,919
#   Cub Elecparts, Inc....................................    11,883    121,768
    CviLux Corp...........................................    39,329     65,076

                                     1215

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
    Cyberlink Corp.....................................    23,356 $   67,748
    CyberPower Systems, Inc............................     9,000     17,954
    CyberTAN Technology, Inc...........................    77,576     58,744
#   D-Link Corp........................................   262,475    147,113
    DA CIN Construction Co., Ltd.......................    41,000     25,949
*   Da-Li Construction Co., Ltd........................    21,076     24,543
    Dafeng TV, Ltd.....................................     9,130     15,286
#*  Danen Technology Corp..............................    72,000     23,790
    Darfon Electronics Corp............................   109,000     61,241
#*  Darwin Precisions Corp.............................   140,000     65,843
#*  Delpha Construction Co., Ltd.......................    60,639     30,541
#   Delta Electronics, Inc.............................   204,521  1,249,195
    Depo Auto Parts Ind Co., Ltd.......................    43,000    164,292
    DFI, Inc...........................................    46,460     53,392
    Dimerco Express Corp...............................    34,000     25,437
#   Dynacolor, Inc.....................................    16,000     35,457
*   Dynamic Electronics Co., Ltd.......................   146,006     66,441
    Dynapack International Technology Corp.............    38,000     86,511
#*  E Ink Holdings, Inc................................   404,000    181,406
#   E-Lead Electronic Co., Ltd.........................    28,000     65,577
    E-Life Mall Corp...................................    30,000     57,730
#*  E-Ton Solar Tech Co., Ltd..........................    84,032     41,859
    E.Sun Financial Holding Co., Ltd................... 1,386,586    852,987
    Eastern Media International Corp...................   129,406     43,140
    Eclat Textile Co., Ltd.............................    47,096    487,551
    Edimax Technology Co., Ltd.........................    49,044     19,563
#   Edison Opto Corp...................................    38,000     30,016
#   Edom Technology Co., Ltd...........................    58,000     49,733
    eGalax_eMPIA Technology, Inc.......................    27,667     55,805
    Elan Microelectronics Corp.........................   106,370    166,340
#   Elite Advanced Laser Corp..........................    36,000    115,523
    Elite Material Co., Ltd............................   118,909    160,201
#   Elite Semiconductor Memory Technology, Inc.........    76,000    117,582
    Elitegroup Computer Systems Co., Ltd...............   137,235    118,392
#   eMemory Technology, Inc............................    23,000    238,502
    ENG Electric Co., Ltd..............................    53,000     32,555
    EnTie Commercial Bank Co., Ltd.....................   128,500     60,099
*   Entire Technology Co., Ltd.........................    33,000     23,295
*   Episil Holdings, Inc...............................    58,000     27,973
#   Epistar Corp.......................................   330,954    586,312
    Eternal Materials Co., Ltd.........................   217,042    213,228
#*  Etron Technology, Inc..............................   183,000    111,162
*   Eva Airways Corp...................................   594,906    458,850
    Everest Textile Co., Ltd...........................    63,000     30,108
    Evergreen International Storage & Transport Corp...   239,000    138,940
*   Evergreen Marine Corp. Taiwan, Ltd.................   527,799    376,055
    Everlight Electronics Co., Ltd.....................   153,149    367,365
#   Everspring Industry Co., Ltd.......................    95,000    109,369
    Excelsior Medical Co., Ltd.........................    44,800     71,993
    Far Eastern Department Stores, Ltd.................   294,370    251,153
    Far Eastern International Bank.....................   793,035    265,318
    Far Eastern New Century Corp.......................   659,373    663,636
    Far EasTone Telecommunications Co., Ltd............   353,000    862,418


                                     1216

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
    Faraday Technology Corp............................   105,738 $  128,430
*   Farglory F T Z Investment Holding Co., Ltd.........    24,000     15,562
    Farglory Land Development Co., Ltd.................   133,442    155,851
    Federal Corp.......................................   189,863    112,252
    Feedback Technology Corp...........................     7,000     11,468
    Feng Hsin Iron & Steel Co..........................   134,550    164,568
#   Feng TAY Enterprise Co., Ltd.......................    73,181    273,730
    First Copper Technology Co., Ltd...................    36,000     11,128
    First Financial Holding Co., Ltd................... 1,384,346    806,462
    First Hotel........................................    66,443     42,407
    First Insurance Co, Ltd. (The).....................    93,606     46,567
*   First Steamship Co., Ltd...........................   178,595     98,586
    FLEXium Interconnect, Inc..........................    78,407    186,157
#   Flytech Technology Co., Ltd........................    39,419    140,341
#   FocalTech Systems Co., Ltd.........................    29,000     33,217
    Formosa Advanced Technologies Co., Ltd.............    28,000     19,117
    Formosa Chemicals & Fibre Corp.....................   319,378    683,422
#   Formosa International Hotels Corp..................    10,595    107,015
#   Formosa Oilseed Processing Co., Ltd................    67,000     42,356
    Formosa Optical Technology Co., Ltd................     7,000     18,901
    Formosa Petrochemical Corp.........................   126,000    268,428
#   Formosa Plastics Corp..............................   408,134    984,923
    Formosan Rubber Group, Inc.........................   182,000    185,722
    Formosan Union Chemical............................    95,266     36,774
    Founding Construction & Development Co., Ltd.......    64,206     41,304
    Foxconn Technology Co., Ltd........................   198,588    537,706
    Foxlink Image Technology Co., Ltd..................    63,000     38,671
*   Froch Enterprise Co., Ltd..........................    54,000     23,545
    FSP Technology, Inc................................    57,349     46,169
    Fubon Financial Holding Co., Ltd...................   721,896  1,143,908
    Fullerton Technology Co., Ltd......................    15,000     12,278
    Fulltech Fiber Glass Corp..........................   117,544     44,257
    Fwusow Industry Co., Ltd...........................    30,887     14,510
    G Shank Enterprise Co., Ltd........................    63,382     52,224
*   G Tech Optoelectronics Corp........................    69,000     62,850
    Gallant Precision Machining Co., Ltd...............    52,000     19,677
#   Gamania Digital Entertainment Co., Ltd.............    43,000     52,179
#   Gemtek Technology Corp.............................   160,574    117,041
#*  Genesis Photonics, Inc.............................   131,520     65,265
#*  Genius Electronic Optical Co., Ltd.................    23,071     79,958
#   GeoVision, Inc.....................................    29,191    107,953
    Getac Technology Corp..............................   197,000    119,613
    Giant Manufacturing Co., Ltd.......................    50,287    438,905
*   Giantplus Technology Co., Ltd......................    57,000     21,701
    Giga Solution Tech Co., Ltd........................    26,000     17,012
    Gigabyte Technology Co., Ltd.......................    42,000     51,626
    Gigasolar Materials Corp...........................     8,280    126,007
#*  Gigastorage Corp...................................    91,213     73,646
    Ginko International Co., Ltd.......................    10,000     98,145
#*  Gintech Energy Corp................................   126,703     85,521
*   Global Brands Manufacture, Ltd.....................   101,666     34,567
    Global Lighting Technologies, Inc..................    14,000     20,105
    Global Mixed Mode Technology, Inc..................    29,000     84,077

                                     1217

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
    Global Unichip Corp................................    31,000 $   86,062
*   Globalwafers Co., Ltd..............................    10,755     31,398
    Globe Union Industrial Corp........................   128,518     62,808
    Gloria Material Technology Corp....................   149,950    105,756
#   Glory Science Co., Ltd.............................    32,467     47,606
*   Gold Circuit Electronics, Ltd......................   182,263    126,994
#*  Goldsun Development & Construction Co., Ltd........   490,730    167,452
    Good Will Instrument Co., Ltd......................     6,222      4,288
#   Gourmet Master Co., Ltd............................    16,000     87,014
#   Grand Pacific Petrochemical........................   346,000    189,208
    Grape King Bio, Ltd................................    37,000    151,940
    Great China Metal Industry.........................    52,000     50,843
    Great Taipei Gas Co., Ltd..........................    78,000     57,222
    Great Wall Enterprise Co., Ltd.....................   209,682    185,136
#*  Green Energy Technology, Inc.......................    90,537     52,475
*   GTM Holdings Corp..................................    39,000     24,438
*   Hannstar Board Corp................................   185,681     93,965
#   HannStar Display Corp.............................. 1,080,667    266,046
*   HannsTouch Solution, Inc...........................   357,061     84,849
    Harvatek Corp......................................    44,230     25,219
    Highwealth Construction Corp.......................   191,554    388,268
#   Hiroca Holdings, Ltd...............................    24,728     72,291
*   HiTi Digital, Inc..................................     8,956      4,606
#   Hitron Technology, Inc.............................    78,000     39,667
#   Hiwin Technologies Corp............................    49,341    405,935
#*  Ho Tung Chemical Corp..............................   328,993    111,924
    Hocheng Corp.......................................   137,300     44,292
    Holiday Entertainment Co., Ltd.....................    25,000     30,823
    Holtek Semiconductor, Inc..........................    69,000    125,438
    Holy Stone Enterprise Co., Ltd.....................    73,500     98,931
    Hon Hai Precision Industry Co., Ltd................ 2,265,758  6,217,219
    Hon Hai Precision Industry Co., Ltd. GDR...........   151,593    826,622
    Hong TAI Electric Industrial.......................    51,000     17,094
    Horizon Securities Co., Ltd........................   220,000     63,138
#   Hota Industrial Manufacturing Co., Ltd.............    60,919    109,017
    Hotai Motor Co., Ltd...............................    38,000    546,017
    Hsin Kuang Steel Co., Ltd..........................    92,788     51,921
    Hsin Yung Chien Co., Ltd...........................     9,900     33,741
#*  HTC Corp...........................................    99,660    494,076
#   Hu Lane Associate, Inc.............................    31,151    113,509
    HUA ENG Wire & Cable...............................   157,000     49,620
    Hua Nan Financial Holdings Co., Ltd................   862,747    479,595
#   Huaku Development Co., Ltd.........................    78,465    143,561
    Huang Hsiang Construction Corp.....................    25,000     35,925
    Hung Ching Development & Construction Co., Ltd.....     5,000      3,232
    Hung Poo Real Estate Development Corp..............    92,609     69,064
#   Hung Sheng Construction, Ltd.......................   153,000     93,987
    Huxen Corp.........................................    10,000     13,917
    Hwa Fong Rubber Co., Ltd...........................   144,540     97,429
    Hwacom Systems, Inc................................    43,000     22,670
    I-Chiun Precision Industry Co., Ltd................    53,000     31,821
    I-Sheng Electric Wire & Cable Co., Ltd.............    30,000     41,023
    Ibase Technology, Inc..............................    23,270     39,184

                                     1218

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
#   Ichia Technologies, Inc............................   121,897 $  128,880
    ILI Technology Corp................................    15,748     35,703
#   Infortrend Technology, Inc.........................    56,798     32,161
#   Innolux Corp....................................... 2,692,461  1,297,128
#*  Inotera Memories, Inc..............................   481,000    687,724
    Inventec Corp......................................   860,181    635,330
    ITE Technology, Inc................................    44,202     52,392
    ITEQ Corp..........................................    72,299     59,645
#*  J Touch Corp.......................................    48,000     29,151
*   Janfusun Fancyworld Corp...........................    71,590     10,949
    Jentech Precision Industrial Co., Ltd..............    18,000     42,904
#   Jess-Link Products Co., Ltd........................    50,500     53,414
    Jih Sun Financial Holdings Co., Ltd................   342,547     90,288
#   Johnson Health Tech Co., Ltd.......................    38,755     97,226
    K Laser Technology, Inc............................    55,000     28,566
    Kang Na Hsiung Enterprise Co., Ltd.................    59,000     25,459
*   Kao Hsing Chang Iron & Steel.......................    91,000     32,137
#   Kaori Heat Treatment Co., Ltd......................    21,803     41,336
    Kaulin Manufacturing Co., Ltd......................    39,000     28,448
    KD Holding Corp....................................     6,000     31,169
    KEE TAI Properties Co., Ltd........................   134,226     82,957
#   Kenda Rubber Industrial Co., Ltd...................   158,106    319,906
    Kenmec Mechanical Engineering Co., Ltd.............    61,000     29,019
    Kerry TJ Logistics Co., Ltd........................    82,000    103,516
#   Kindom Construction Corp...........................   128,000    113,809
    King Slide Works Co., Ltd..........................    16,050    231,297
    King Yuan Electronics Co., Ltd.....................   423,529    353,818
#   King's Town Bank Co., Ltd..........................   265,000    279,674
#*  King's Town Construction Co., Ltd..................    61,126     51,514
    Kinik Co...........................................    40,000     79,884
#   Kinko Optical Co., Ltd.............................    37,000     27,862
*   Kinpo Electronics..................................   387,028    180,821
    Kinsus Interconnect Technology Corp................    88,009    282,051
    KMC Kuei Meng International, Inc...................    14,000     57,429
    KS Terminals, Inc..................................    23,760     30,009
    Kung Long Batteries Industrial Co., Ltd............    32,000     94,151
    Kung Sing Engineering Corp.........................   108,000     41,085
#   Kuo Toong International Co., Ltd...................    63,000    100,269
    Kuoyang Construction Co., Ltd......................   189,450     81,717
    Kwong Fong Industries Corp.........................    79,840     45,289
#   KYE Systems Corp...................................    84,568     31,771
    LAN FA Textile.....................................    78,277     24,080
    Largan Precision Co., Ltd..........................    15,306  1,272,809
#   LCY Chemical Corp..................................   195,799    102,632
    Leader Electronics, Inc............................    30,602     11,326
    Leadtrend Technology Corp..........................     4,159      5,275
*   Lealea Enterprise Co., Ltd.........................   241,981     72,085
    Ledtech Electronics Corp...........................    19,000      9,620
    LEE CHI Enterprises Co., Ltd.......................    40,000     18,996
#   Lelon Electronics Corp.............................    29,000     35,802
*   Leofoo Development Co..............................   135,000     49,277
*   LES Enphants Co., Ltd..............................    53,901     28,996
#   Lextar Electronics Corp............................   119,000    112,988

                                     1219

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
*   Li Peng Enterprise Co., Ltd........................   147,578 $   54,056
    Lian HWA Food Corp.................................    13,305     12,780
#   Lien Hwa Industrial Corp...........................   196,728    128,946
#   Lingsen Precision Industries, Ltd..................   185,000     90,950
    Lite-On Semiconductor Corp.........................   100,213     71,131
    Lite-On Technology Corp............................   611,112    753,208
    Long Bon International Co., Ltd....................    88,000     64,673
    Long Chen Paper Co., Ltd...........................   183,348     79,959
    Longwell Co........................................    40,000     43,941
    Lotes Co., Ltd.....................................    15,631     68,233
    Lumax International Corp., Ltd.....................    36,325     74,041
    Lung Yen Life Service Corp.........................    25,000     66,771
    Macroblock, Inc....................................     5,000     10,765
#*  Macronix International............................. 1,436,048    311,026
#*  MacroWell OMG Digital Entertainment Co., Ltd.......    12,000     30,605
#   Mag Layers Scientific-Technics Co., Ltd............    11,550     13,748
#   Makalot Industrial Co., Ltd........................    48,254    270,037
    Marketech International Corp.......................    58,000     45,324
    Masterlink Securities Corp.........................   345,092    112,392
    Mayer Steel Pipe Corp..............................    37,259     17,113
    MediaTek, Inc......................................   128,360  1,951,744
    Mega Financial Holding Co., Ltd.................... 1,577,213  1,203,481
    Mercuries & Associates Holding, Ltd................   131,460     85,589
*   Mercuries Life Insurance Co., Ltd..................    56,700     30,949
    Merida Industry Co., Ltd...........................    44,415    306,792
#   Merry Electronics Co., Ltd.........................    46,906    155,218
    Micro-Star International Co., Ltd..................   223,233    248,676
#*  Microbio Co., Ltd..................................   107,572     92,023
#*  Microelectronics Technology, Inc...................    75,119     33,219
    Microlife Corp.....................................    12,600     28,624
#   MIN AIK Technology Co., Ltd........................    36,000    168,150
    Mirle Automation Corp..............................    41,046     37,394
#   Mitac Holdings Corp................................   191,483    145,395
#*  Mosel Vitelic, Inc.................................    89,806     20,037
#   Motech Industries, Inc.............................   137,000    183,288
#   MPI Corp...........................................    15,000     51,126
    Nak Sealing Technologies Corp......................    16,000     50,305
    Namchow Chemical Industrial Co., Ltd...............    52,000     94,449
    Nan Kang Rubber Tire Co., Ltd......................   125,139    131,269
    Nan Ren Lake Leisure Amusement Co., Ltd............    99,000     40,365
#   Nan Ya Plastics Corp...............................   469,674    943,686
#*  Nan Ya Printed Circuit Board Corp..................    99,072    139,198
    Nantex Industry Co., Ltd...........................    90,854     47,173
#   National Petroleum Co., Ltd........................    49,000     56,080
#   Neo Solar Power Corp...............................   228,477    196,799
#   Netronix, Inc......................................    29,000     41,808
    New Asia Construction & Development Corp...........    43,880     11,957
    New Era Electronics Co., Ltd.......................    20,000     21,941
    Newmax Technology Co., Ltd.........................    17,077     20,803
    Nichidenbo Corp....................................    27,596     22,275
    Nien Hsing Textile Co., Ltd........................    85,476     70,046
    Nishoku Technology, Inc............................     9,000     13,253
    Novatek Microelectronics Corp......................   109,000    599,555

                                     1220

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
    Nuvoton Technology Corp............................    26,000 $   23,321
#*  Ocean Plastics Co., Ltd............................    51,000     55,078
    OptoTech Corp......................................   200,000     84,210
*   Orient Semiconductor Electronics, Ltd..............   188,000     82,339
#   Oriental Union Chemical Corp.......................   201,821    184,003
    Pacific Construction Co............................    59,000     24,358
    Pacific Hospital Supply Co., Ltd...................    20,000     43,402
*   Pan Jit International, Inc.........................   107,000     47,833
#   Pan-International Industrial Corp..................   146,514     86,285
#   Parade Technologies, Ltd...........................    17,400    173,205
    Paragon Technologies Co., Ltd......................    30,762     48,736
#   PChome Online, Inc.................................    19,945    223,174
    Pegatron Corp......................................   620,037  1,648,728
#   Phihong Technology Co., Ltd........................   128,584     70,550
    Phison Electronics Corp............................    46,000    326,100
    Phoenix Tours International, Inc...................    14,000     18,228
#   Pixart Imaging, Inc................................    39,030    109,258
    Polytronics Technology Corp........................    21,000     44,799
#   Portwell, Inc......................................    40,000     73,233
#   Posiflex Technology, Inc...........................    14,175     65,378
    Pou Chen Corp......................................   641,144    878,045
    Power Mate Technology Co., Ltd.....................    10,000     23,577
#*  Power Quotient International Co., Ltd..............    66,800     33,068
*   Powertech Industrial Co., Ltd......................    16,000     10,797
    Powertech Technology, Inc..........................   278,400    460,574
    Poya International Co., Ltd........................    15,241    127,407
    President Chain Store Corp.........................   109,000    837,915
    President Securities Corp..........................   253,932    129,570
    Prime Electronics Satellitics, Inc.................    57,750     25,009
    Prince Housing & Development Corp..................   367,087    140,174
*   Princeton Technology Corp..........................   105,000     38,883
    Promate Electronic Co., Ltd........................    44,000     50,517
#   Promise Technology, Inc............................    44,000     51,123
*   Qisda Corp.........................................   660,439    297,106
    Qualipoly Chemical Corp............................    23,000     17,799
#   Quanta Computer, Inc...............................   265,715    647,545
*   Quintain Steel Co., Ltd............................    74,998     14,470
#   Radiant Opto-Electronics Corp......................   144,144    456,002
    Radium Life Tech Co., Ltd..........................   237,702    123,002
    Ralec Electronic Corp..............................     8,000     14,663
    Realtek Semiconductor Corp.........................    96,268    291,884
#   Rechi Precision Co., Ltd...........................    98,173     98,363
    Rich Development Co., Ltd..........................   224,254     94,863
    Richtek Technology Corp............................    46,537    235,852
#*  Ritek Corp......................................... 1,077,117    126,579
    Rotam Global Agrosciences, Ltd.....................    16,830     27,176
    Ruentex Development Co., Ltd.......................   141,862    212,969
    Ruentex Engineering & Construction Co..............    11,000     22,118
    Ruentex Industries, Ltd............................   132,235    286,664
    Run Long Construction Co., Ltd.....................    25,000     22,997
    Sampo Corp.........................................   225,000     90,906
    San Fang Chemical Industry Co., Ltd................    47,918     51,263
    San Shing Fastech Corp.............................    15,709     37,654

                                     1221

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                        --------- --------
TAIWAN -- (Continued)
#*  Sanyang Motor Co., Ltd.............................   191,684 $167,304
    Scientech Corp.....................................     6,000   11,957
    SDI Corp...........................................    42,000   54,729
    Sea Sonic Electronics Co., Ltd.....................    15,000   23,324
    Senao International Co., Ltd.......................    29,000   46,977
    Sercomm Corp.......................................    86,000  183,307
    Sesoda Corp........................................    39,690   48,945
    Sheng Yu Steel Co., Ltd............................    49,000   31,370
    ShenMao Technology, Inc............................    22,435   23,464
    Shih Her Technologies, Inc.........................    11,000   20,023
    Shih Wei Navigation Co., Ltd.......................    58,363   33,560
    Shihlin Electric & Engineering Corp................    86,000  108,144
*   Shihlin Paper Corp.................................    22,000   25,855
#   Shin Kong Financial Holding Co., Ltd............... 1,965,705  547,978
    Shin Zu Shing Co., Ltd.............................    49,149  109,470
*   Shining Building Business Co., Ltd.................   138,795   79,826
    Shinkong Insurance Co., Ltd........................    56,000   44,158
    Shinkong Synthetic Fibers Corp.....................   581,191  198,988
    Shinkong Textile Co., Ltd..........................    45,800   57,704
    Shiny Chemical Industrial Co., Ltd.................    10,112   14,113
    Shuttle, Inc.......................................   200,000   55,298
    Sigurd Microelectronics Corp.......................   157,559  150,020
    Silicon Power Computer & Communications, Inc.......    23,000   22,744
    Siliconware Precision Industries Co., Ltd..........   309,000  521,045
#   Siliconware Precision Industries Co., Ltd.
      Sponsored ADR....................................    99,816  854,425
#   Silitech Technology Corp...........................    56,396   39,758
    Simplo Technology Co., Ltd.........................    91,000  446,546
#   Sinbon Electronics Co., Ltd........................    78,000  110,848
    Sincere Navigation Corp............................   132,350  108,438
    Singatron Enterprise Co., Ltd......................    36,000   16,371
    Sinmag Equipment Corp..............................    11,872   67,780
#   Sino-American Silicon Products, Inc................   230,000  360,522
    Sinon Corp.........................................   181,000   97,284
#   SinoPac Financial Holdings Co., Ltd................ 1,596,400  649,684
#   Sinyi Realty, Inc..................................    65,060   72,104
    Sirtec International Co., Ltd......................    35,000   73,665
    Sitronix Technology Corp...........................    41,434  135,658
    Siward Crystal Technology Co., Ltd.................    74,000   52,391
    Solar Applied Materials Technology Co..............   113,000   93,966
#*  Solartech Energy Corp..............................   173,000  103,098
*   Solytech Enterprise Corp...........................    32,000    9,054
#   Sonix Technology Co., Ltd..........................    67,000   96,514
    Southeast Cement Co., Ltd..........................   137,000   71,365
    Sporton International, Inc.........................    27,513  144,367
#   St Shine Optical Co., Ltd..........................    17,000  267,331
#   Standard Foods Corp................................    56,273  120,960
    Stark Technology, Inc..............................    39,000   36,615
    Sunonwealth Electric Machine Industry Co., Ltd.....    79,000   50,964
    Sunrex Technology Corp.............................    57,028   36,233
    Sunspring Metal Corp...............................    55,000  105,194
    Supreme Electronics Co., Ltd.......................    54,022   27,459
    Swancor Ind Co., Ltd...............................     9,435   44,332
    Sweeten Construction Co., Ltd......................    30,467   17,750

                                     1222

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
TAIWAN -- (Continued)
    Syncmold Enterprise Corp...........................    37,000 $    78,575
#   Synnex Technology International Corp...............   307,874     442,549
#   Sysage Technology Co., Ltd.........................    17,325      19,466
    T-Mac Techvest PCB Co., Ltd........................    27,000      14,712
    TA Chen Stainless Pipe.............................   220,342     146,737
*   Ta Chong Bank, Ltd.................................   702,090     235,201
    Ta Chong Securities Co., Ltd.......................    26,000       9,657
    Ta Ya Electric Wire & Cable........................   152,174      31,192
    TA-I Technology Co., Ltd...........................    57,828      31,850
    Tah Hsin Industrial Corp...........................    45,000      40,795
#   Tai Tung Communication Co., Ltd....................    29,049      39,922
    Taichung Commercial Bank Co., Ltd..................   634,297     209,326
    TaiDoc Technology Corp.............................    14,000      52,903
#   Taiflex Scientific Co., Ltd........................    62,000      88,331
    Taimide Tech, Inc..................................    11,000      15,554
    Tainan Enterprises Co., Ltd........................    67,000      58,510
#   Tainan Spinning Co., Ltd...........................   441,355     238,666
#   Taishin Financial Holding Co., Ltd................. 2,992,481   1,226,956
*   Taisun Enterprise Co., Ltd.........................    91,670      34,511
#*  Taita Chemical Co., Ltd............................    63,000      18,871
    Taiwan Acceptance Corp.............................    54,000     128,865
*   Taiwan Business Bank............................... 1,040,084     301,905
    Taiwan Cement Corp.................................   705,375     952,336
    Taiwan Chinsan Electronic Industrial Co., Ltd......    33,000      49,900
#   Taiwan Cogeneration Corp...........................   163,077     127,730
#   Taiwan Cooperative Financial Holding Co., Ltd...... 1,228,144     633,407
#   Taiwan Fertilizer Co., Ltd.........................   234,000     407,684
    Taiwan Fire & Marine Insurance Co., Ltd............    53,520      38,192
    Taiwan FU Hsing Industrial Co., Ltd................    30,000      33,272
#   Taiwan Glass Industry Corp.........................   242,532     176,266
    Taiwan Hon Chuan Enterprise Co., Ltd...............    74,054     134,723
    Taiwan Hopax Chemicals Manufacturing Co., Ltd......    30,000      19,187
*   Taiwan Kolin Co., Ltd..............................   292,000          --
#   Taiwan Land Development Corp.......................   253,583      91,853
*   Taiwan Life Insurance Co., Ltd.....................   104,907      71,737
    Taiwan Line Tek Electronic.........................    25,196      19,252
    Taiwan Mobile Co., Ltd.............................   228,800     754,445
    Taiwan Navigation Co., Ltd.........................    40,000      26,513
    Taiwan Paiho, Ltd..................................   111,068     187,775
#   Taiwan PCB Techvest Co., Ltd.......................    95,733     153,338
#*  Taiwan Prosperity Chemical Corp....................    62,000      47,336
*   Taiwan Pulp & Paper Corp...........................   139,000      49,396
    Taiwan Sakura Corp.................................    92,000      63,442
    Taiwan Sanyo Electric Co., Ltd.....................    23,800      22,848
    Taiwan Secom Co., Ltd..............................    71,795     186,648
    Taiwan Semiconductor Co., Ltd......................    80,000      82,904
    Taiwan Semiconductor Manufacturing Co., Ltd........ 1,930,214   8,488,364
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR....................................   444,666  10,098,365
    Taiwan Sogo Shin Kong SEC..........................    15,150      18,479
#   Taiwan Styrene Monomer.............................   223,164      93,506
    Taiwan Surface Mounting Technology Co., Ltd........    94,900     123,195
#   Taiwan TEA Corp....................................   323,648     180,933
    Taiwan Union Technology Corp.......................   102,000      92,058

                                     1223

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
    Taiyen Biotech Co., Ltd............................    41,712 $   32,516
*   Tatung Co., Ltd....................................   817,688    228,553
    Te Chang Construction Co., Ltd.....................    23,058     20,065
    Teco Electric and Machinery Co., Ltd...............   567,000    529,301
*   Tekcore Co., Ltd...................................    12,000      3,912
    Test Research, Inc.................................    35,571     57,429
    Test-Rite International Co., Ltd...................    93,568     61,945
    Thinking Electronic Industrial Co., Ltd............    18,000     26,091
    Thye Ming Industrial Co., Ltd......................    46,125     53,642
#   Ton Yi Industrial Corp.............................   207,300    133,248
    Tong Hsing Electronic Industries, Ltd..............    57,009    206,896
#   Tong Yang Industry Co., Ltd........................   156,640    184,299
#   Tong-Tai Machine & Tool Co., Ltd...................    82,658     83,594
    Topco Scientific Co., Ltd..........................    59,404    107,258
    Topco Technologies Corp............................     8,000     17,806
#   Topoint Technology Co., Ltd........................    56,540     49,878
    Toung Loong Textile Manufacturing..................    22,000     59,662
#   TPK Holding Co., Ltd...............................    11,000     71,264
    Transasia Airways Corp.............................    27,000     11,850
    Transcend Information, Inc.........................    33,890    107,990
    Tripod Technology Corp.............................   143,170    309,991
    Tsann Kuen Enterprise Co., Ltd.....................    32,000     32,570
    TSC Auto ID Technology Co., Ltd....................     4,000     32,767
#   TSRC Corp..........................................   134,452    159,922
    Ttet Union Corp....................................    19,000     42,703
    TTFB Co., Ltd......................................     2,000     15,418
    Tung Ho Steel Enterprise Corp......................   316,654    236,009
#   Tung Thih Electronic Co., Ltd......................    23,073     86,404
    TURVO International Co., Ltd.......................    15,250     45,300
    TXC Corp...........................................   145,204    175,485
*   TYC Brother Industrial Co., Ltd....................    83,091     58,983
#*  Tycoons Group Enterprise...........................   221,000     41,841
*   Tyntek Corp........................................     7,157        318
*   Tyntek Corp.(6136222)..............................    52,766     21,461
    U-Ming Marine Transport Corp.......................    93,000    143,718
    Ubright Optronics Corp.............................    14,300     21,249
    Uni-President Enterprises Corp.....................   858,132  1,367,368
#   Unimicron Technology Corp..........................   435,312    298,117
#*  Union Bank Of Taiwan...............................   329,457    109,558
#*  Union Insurance Co., Ltd...........................    39,397     31,157
    Unitech Computer Co., Ltd..........................    21,000     11,940
#   Unitech Printed Circuit Board Corp.................   188,979     82,815
    United Integrated Services Co., Ltd................    64,000     62,237
    United Microelectronics Corp....................... 2,197,081  1,063,920
    United Microelectronics Corp. Sponsored ADR........   146,700    349,146
    Unity Opto Technology Co., Ltd.....................    83,593     77,398
    Universal Cement Corp..............................   130,560    111,562
#   Unizyx Holding Corp................................   177,118     95,916
    UPC Technology Corp................................   260,458     96,848
#   USI Corp...........................................   240,372    135,415
    Vanguard International Semiconductor Corp..........   247,000    418,377
    Ve Wong Corp.......................................    34,000     25,368
    Visual Photonics Epitaxy Co., Ltd..................    75,677     76,682

                                     1224

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
TAIWAN -- (Continued)
#   Vivotek, Inc.......................................    36,870 $    115,666
#*  Wafer Works Corp...................................   170,381       76,197
    Wah Hong Industrial Corp...........................    19,694       21,390
#   Wah Lee Industrial Corp............................    64,000      109,065
*   Walsin Lihwa Corp.................................. 1,062,000      327,809
#*  Walsin Technology Corp.............................   281,699      109,308
    Walton Advanced Engineering, Inc...................   178,000       78,318
    Wan Hai Lines, Ltd.................................   268,247      284,496
    WAN HWA Enterprise Co..............................    10,795        5,108
*   Ways Technical Corp., Ltd..........................    16,000       14,915
#   Wei Chuan Foods Corp...............................   122,000       98,633
#*  Wei Mon Industry Co., Ltd..........................   118,763       34,258
    Weikeng Industrial Co., Ltd........................    51,750       38,475
    Well Shin Technology Co., Ltd......................    29,160       44,460
    Win Semiconductors Corp............................   201,000      211,145
#*  Winbond Electronics Corp........................... 1,092,000      342,394
*   Wintek Corp........................................   461,871       26,821
#   Wisdom Marine Lines Co., Ltd.......................    64,060       75,316
    Wistron Corp.......................................   773,367      705,071
#   Wistron NeWeb Corp.................................    91,901      197,148
#   WPG Holdings, Ltd..................................   378,847      470,372
*   WT Microelectronics Co., Ltd.......................    12,705        3,306
    WT Microelectronics Co., Ltd.(6290991).............   107,216      156,532
    WUS Printed Circuit Co., Ltd.......................   123,000       58,203
    X-Legend Entertainment Co., Ltd....................     5,625       29,607
    Xxentria Technology Materials Corp.................    27,211       77,522
    Yageo Corp.........................................   157,682      282,397
#   YC Co., Ltd........................................   191,262       95,925
#   YC INOX Co., Ltd...................................   104,000       79,702
#   YeaShin International Development Co., Ltd.........    78,252       44,522
#   Yeong Guan Energy Technology Group Co., Ltd........    21,356       88,386
#   YFY, Inc...........................................   470,891      194,088
#   Yieh Phui Enterprise Co., Ltd......................   444,558      128,969
*   Young Fast Optoelectronics Co., Ltd................    50,298       36,198
    Young Optics, Inc..................................    27,000       56,759
#   Youngtek Electronics Corp..........................    56,691      112,861
    Yuanta Financial Holding Co., Ltd.................. 1,454,203      697,621
#   Yulon Motor Co., Ltd...............................   252,783      369,157
    Yung Chi Paint & Varnish Manufacturing Co., Ltd....    25,362       67,525
#   Yungshin Construction & Development Co., Ltd.......    17,000       34,360
#   Yungtay Engineering Co., Ltd.......................   137,000      316,721
    Zeng Hsing Industrial Co., Ltd.....................    14,837       74,451
    Zenitron Corp......................................    40,000       21,772
#   Zhen Ding Technology Holding, Ltd..................   116,000      325,148
    Zig Sheng Industrial Co., Ltd......................   113,231       32,322
    Zinwell Corp.......................................    78,010       78,252
#   Zippy Technology Corp..............................    55,000       68,244
#   ZongTai Real Estate Development Co., Ltd...........    34,803       20,012
                                                                  ------------
TOTAL TAIWAN                                                       132,269,969
                                                                  ------------
THAILAND -- (3.5%)
    AAPICO Hitech PCL..................................    84,120       36,753
    Advanced Info Service PCL..........................   212,800    1,592,912

                                     1225

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                        ---------- --------
THAILAND -- (Continued)
    Airports of Thailand PCL...........................     74,000 $732,539
*   AJ Plast PCL.......................................     60,300   16,765
    Amata Corp. PCL....................................    211,300  107,167
    Ananda Development PCL.............................    849,900   98,675
    AP Thailand PCL....................................    877,102  171,508
    Asia Green Energy PCL..............................     95,920    6,858
    Asia Plus Group Holdings Securities................    288,300   38,757
    Asian Insulators PCL...............................    170,700   63,106
    Bangchak Petroleum PCL (The).......................    334,400  349,930
    Bangkok Aviation Fuel Services PCL.................     54,500   53,284
    Bangkok Bank PCL(6368360)..........................     88,700  516,265
    Bangkok Bank PCL(6077019)..........................     40,600  238,167
    Bangkok Expressway PCL.............................    117,700  140,247
    Bangkok Insurance PCL..............................      3,580   39,924
    Bangkok Life Assurance PCL.........................    133,140  211,527
*   Bangkok Metro PCL..................................    478,438   27,774
    Bangkokland PCL....................................  4,661,400  250,659
    Banpu PCL(BJFHBT4).................................    431,700  320,510
    Banpu PCL(6368348).................................     21,000   15,591
    Beauty Community PCL...............................     52,700   61,588
    BEC World PCL......................................    282,100  443,879
    Berli Jucker PCL...................................    209,000  257,020
    Big C Supercenter PCL(6368434).....................     64,900  477,877
    Big C Supercenter PCL(6763932).....................     22,000  161,992
    Cal-Comp Electronics Thailand PCL..................    930,356  105,173
    Central Pattana PCL................................    364,500  498,362
    Central Plaza Hotel PCL............................    260,800  270,920
    CH Karnchang PCL...................................    103,472   92,470
    Charoen Pokphand Foods PCL.........................    410,293  316,526
    Charoong Thai Wire & Cable PCL.....................     88,000   32,533
    Christiani & Nielsen Thai..........................     91,300   14,645
    CP ALL PCL.........................................    641,100  812,883
    CS Loxinfo PCL.....................................     30,600    7,246
    Delta Electronics Thailand PCL.....................    137,200  311,247
    Demco PCL..........................................     84,400   39,196
    Dhipaya Insurance PCL..............................     43,200   52,136
    Diamond Building Products PCL......................    265,800   44,259
    DSG International Thailand PCL.....................     93,800   23,643
    Dynasty Ceramic PCL................................    565,000  102,712
    Eastern Water Resources Development and Management
      PCL..............................................    217,400   73,064
    Erawan Group PCL (The).............................    355,000   52,930
*   Esso Thailand PCL..................................    877,100  138,010
*   G J Steel PCL...................................... 11,407,500   20,912
    GFPT PCL...........................................    287,400  137,861
    Glow Energy PCL....................................    136,100  379,442
*   GMM Grammy PCL.....................................     78,480   34,289
*   Golden Land Property Development PCL...............    244,800   60,583
    Grand Canal Land PCL...............................    605,900   61,830
*   Grande Asset Hotels & Property PCL.................    532,000   34,784
    Hana Microelectronics PCL..........................    108,401  133,307
    Hemaraj Land and Development PCL...................  1,118,000  151,663
    Home Product Center PCL............................  1,445,370  359,907
    ICC International PCL..............................     27,800   33,550

                                     1226

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
THAILAND -- (Continued)
    Indorama Ventures PCL..............................   436,000 $  290,400
    Intouch Holdings PCL...............................    85,000    209,708
    IRPC PCL........................................... 3,227,200    337,214
*   Italian-Thai Development PCL.......................   483,366    131,438
    Jasmine International PCL.......................... 1,380,800    350,157
    Jay Mart PCL.......................................   123,950     49,610
    Kasikornbank PCL(6364766)..........................   332,400  2,254,592
    Kasikornbank PCL(6888794)..........................    94,500    646,746
    KCE Electronics PCL................................   143,500    207,161
    KGI Securities Thailand PCL........................   370,400     43,230
    Khon Kaen Sugar Industry PCL.......................   243,600     97,500
    Kiatnakin Bank PCL.................................   259,700    321,352
    Krung Thai Bank PCL................................ 1,555,650  1,078,926
    Krungthai Card PCL.................................    40,200     76,457
    Land & Houses PCL(6581930).........................   174,500     49,849
    Land & Houses PCL(6581941).........................   476,120    133,831
    Lanna Resources PCL................................    67,200     24,022
    Loxley PCL.........................................   403,570     53,020
    LPN Development PCL................................   161,500    103,620
    Major Cineplex Group PCL...........................   161,500    133,226
    Maybank Kim Eng Securities Thailand PCL............    40,700     30,217
    MBK PCL............................................   251,000    112,731
    MCOT PCL...........................................   120,300     58,073
    Minor International PCL............................   249,260    276,067
    Modernform Group PCL...............................    18,700      5,713
    Nation Multimedia Group PCL........................   753,500     41,209
*   Polyplex Thailand PCL..............................   144,500     46,798
    Precious Shipping PCL..............................   210,500     90,040
    Premier Marketing PCL..............................   180,500     52,942
*   Property Perfect PCL............................... 1,240,300     48,126
    Pruksa Real Estate PCL.............................   400,400    394,528
    PTG Energy PCL.....................................   288,300     50,648
    PTT Exploration & Production PCL...................   562,186  1,872,236
    PTT Global Chemical PCL............................   374,156    645,885
    PTT PCL(6420390)...................................   319,800  3,380,715
    PTT PCL(6420408)...................................    28,700    303,397
    Quality Houses PCL................................. 1,345,983    161,205
*   Raimon Land PCL.................................... 1,142,800     71,927
    Ratchaburi Electricity Generating Holding
      PCL(6294249).....................................   117,800    215,949
    Ratchaburi Electricity Generating Holding
      PCL(6362771).....................................    63,600    116,590
*   Regional Container Lines PCL.......................   202,700     58,834
    Robinson Department Store PCL......................    97,300    133,033
*   Rojana Industrial Park PCL.........................   176,600     43,705
    RS PCL.............................................   305,200    186,496
*   Sahaviriya Steel Industries PCL.................... 5,877,500     48,485
    Samart Corp. PCL...................................   206,000    256,477
    Samart I-Mobile PCL................................   874,400     88,696
    Samart Telcoms PCL.................................   185,200    144,290
    Sansiri PCL........................................ 4,197,933    232,150
    SC Asset Corp PCL..................................   932,175    104,240
    Siam Cement PCL (The)(6609906).....................    10,000    152,154
    Siam Cement PCL (The)(6609928).....................    63,000    954,720
    Siam City Cement PCL...............................    33,600    439,377

                                     1227

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
THAILAND -- (Continued)
    Siam Commercial Bank PCL (The).....................   198,500 $1,088,627
    Siam Future Development PCL........................   347,292     71,623
    Siam Global House PCL..............................   305,296    110,067
    Siamgas & Petrochemicals PCL.......................   167,800     59,471
    Sino Thai Engineering & Construction PCL...........   233,742    187,465
    SNC Former PCL.....................................    42,000     19,505
    Somboon Advance Technology PCL.....................   131,150     71,726
    SPCG PCL...........................................   160,400    138,445
    Sri Ayudhya Capital PCL............................    20,800     23,672
    Sri Trang Agro-Industry PCL........................   315,300    131,014
    Sriracha Construction PCL..........................    90,600     87,195
    Srithai Superware PCL..............................   267,000     22,026
    STP & I PCL........................................   294,800    179,240
    Supalai PCL(6554675)...............................   388,600    289,699
    Supalai PCL(6554749)...............................    30,000     22,365
    Susco PCL..........................................    46,500      5,285
    SVI PCL............................................   459,885     60,138
    Symphony Communication PCL.........................    14,600      6,646
*   Tata Steel Thailand PCL............................ 1,019,200     25,223
    Thai Agro Energy PCL...............................    13,440      1,577
*   Thai Airways International PCL.....................   536,800    250,933
*   Thai Carbon Black PCL..............................    27,200     22,023
    Thai Central Chemical PCL..........................    23,300     23,492
    Thai Oil PCL.......................................   306,600    480,087
    Thai Rung Union Car PCL............................   116,640     17,997
    Thai Stanley Electric PCL..........................    11,300     70,776
    Thai Union Frozen Products PCL.....................   548,632    365,419
    Thai Vegetable Oil PCL.............................   158,200    107,787
    Thai-German Ceramic Industry PCL...................   208,400     20,120
    Thaicom PCL........................................   221,700    264,170
    Thanachart Capital PCL.............................   292,300    296,944
    Thitikorn PCL......................................    50,500     16,972
*   Thoresen Thai Agencies PCL.........................   244,112    128,284
    Ticon Industrial Connection PCL....................   156,504     85,114
    Tipco Asphalt PCL..................................    18,400     45,958
*   TIPCO Foods PCL....................................   127,100     28,930
    Tisco Financial Group PCL..........................   174,700    248,199
    TMB Bank PCL....................................... 3,747,100    354,904
    Total Access Communication PCL.....................   247,100    709,667
    Toyo-Thai Corp. PCL(B5ML0D8).......................    47,729     40,102
    Toyo-Thai Corp. PCL(B5ML0B6).......................    44,910     37,734
    TPI Polene PCL..................................... 3,798,800    280,877
*   True Corp. PCL..................................... 1,744,987    725,079
    TTW PCL............................................   674,700    253,554
    Union Mosaic Industry PCL (The)....................    67,500     12,580
    Unique Engineering & Construction PCL..............   316,550    152,811
    Univanich Palm Oil PCL.............................    37,000     12,096
    Univentures PCL....................................   194,600     56,186
    Vanachai Group PCL.................................   265,420     66,091
    Vinythai PCL.......................................   159,500     49,707

                                     1228

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
THAILAND -- (Continued)
*   Workpoint Entertainment PCL............................  30,900 $    51,217
                                                                    -----------
TOTAL THAILAND.............................................          36,113,888
                                                                    -----------
TURKEY -- (2.1%)
    Adana Cimento Sanayii TAS Class A......................  35,089      92,548
    Adel Kalemcilik Ticaret ve Sanayi A.S..................   1,216      33,867
#*  Adese Alisveris Merkezleri Ticaret A.S.................  13,137      47,708
    Akbank TAS............................................. 414,253   1,509,144
    Akcansa Cimento A.S....................................  27,669     195,145
*   Akenerji Elektrik Uretim A.S........................... 150,290      75,226
#   Akfen Holding A.S......................................  46,043      94,526
    Aksa Akrilik Kimya Sanayii A.S.........................  47,277     183,252
    Aksigorta A.S..........................................  59,107      60,786
    Alarko Holding A.S.....................................  34,317      59,987
    Alkim Alkali Kimya A.S.................................   2,621      15,221
*   Anadolu Anonim Turk Sigorta Sirketi....................  78,516      45,168
#   Anadolu Cam Sanayii A.S................................  78,968      64,680
#   Anadolu Hayat Emeklilik A.S............................  29,122      64,595
    Arcelik A.S............................................  88,070     559,713
*   Asya Katilim Bankasi A.S............................... 238,653      60,583
*   Bagfas Bandirma Gubre Fabrikalari A.S..................   7,985      46,994
*   Banvit Bandirma Vitaminli Yem Sanayii ASA..............  41,045      51,518
    Baticim Bati Anadolu Cimento Sanayii A.S...............  18,986      58,120
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S......  53,022      50,217
    BIM Birlesik Magazalar A.S.............................  57,717   1,164,739
#*  Bolu Cimento Sanayii A.S...............................  34,685      87,090
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S..........  13,500      39,412
*   Boyner Perakende Ve Tekstil Yatirimlari AS.............   2,373      46,103
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S........  26,234     115,984
    Bursa Cimento Fabrikasi A.S............................  15,037      35,069
*   Celebi Hava Servisi A.S................................   5,589      73,468
    Cimsa Cimento Sanayi VE Ticaret A.S....................  29,398     207,193
    Coca-Cola Icecek A.S...................................  18,284     368,676
#*  Dogan Sirketler Grubu Holding A.S...................... 411,034     123,832
    Dogus Otomotiv Servis ve Ticaret A.S...................  31,958     181,550
#*  Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.............  81,149      72,473
    EGE Endustri VE Ticaret A.S............................   1,096      91,208
    EGE Seramik Sanayi ve Ticaret A.S......................  25,836      44,725
    Enka Insaat ve Sanayi A.S..............................  62,009     125,277
    Eregli Demir ve Celik Fabrikalari TAS.................. 526,258     943,441
*   Fenerbahce Futbol A.S..................................   2,685      37,536
    Ford Otomotiv Sanayi A.S...............................  28,029     388,724
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.....   2,782      20,773
    Gentas Genel Metal Sanayi ve Ticaret A.S...............  36,786      24,731
*   Global Yatirim Holding A.S............................. 161,491     109,959
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S....   4,349     134,737
#   Goodyear Lastikleri TAS................................   2,017      67,076
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S..........  68,781      84,229
#*  GSD Holding............................................ 176,329     109,161
    Gubre Fabrikalari TAS..................................  62,252     141,480
#*  Hurriyet Gazetecilik A.S............................... 135,284      45,655
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S..........................................   5,919      14,156
*   Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.............  37,047      23,981

                                     1229

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
TURKEY -- (Continued)
    Is Finansal Kiralama A.S................................  18,412 $    7,733
#*  Izmir Demir Celik Sanayi A.S............................  13,823     15,264
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A............................................... 107,910    104,623
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class B...............................................  32,419     36,577
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D............................................... 515,436    421,655
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.................. 131,786     90,669
    Kartonsan Karton Sanayi ve Ticaret A.S..................     381     39,027
    KOC Holding A.S.........................................  86,347    447,730
    Konya Cimento Sanayii A.S...............................     466     61,225
    Koza Altin Isletmeleri A.S..............................  10,739     84,937
#   Mardin Cimento Sanayii ve Ticaret A.S...................  21,087     43,448
#*  Menderes Tekstil Sanayi ve Ticaret A.S..................  84,060     26,703
*   Metro Ticari ve Mali Yatirimlar Holding A.S.............  47,720     12,275
#*  Migros Ticaret A.S......................................  13,250    123,878
#*  Netas Telekomunikasyon A.S..............................  12,310     50,919
    Nuh Cimento Sanayi A.S..................................  20,182     88,910
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S...  33,380     55,790
*   Parsan Makina Parcalari.................................   2,251      4,858
    Petkim Petrokimya Holding A.S...........................  73,352    114,358
    Pinar Entegre Et ve Un Sanayi A.S.......................   5,800     22,916
    Pinar SUT Mamulleri Sanayii A.S.........................   5,992     53,852
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S......  14,081     17,816
*   Sasa Polyester Sanayi A.S...............................  51,100     43,541
#*  Sekerbank TAS........................................... 216,794    166,871
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S................  75,781     69,172
#   Soda Sanayii A.S........................................ 137,737    293,584
#*  Tat Gida Sanayi A.S.....................................  42,626     70,182
    TAV Havalimanlari Holding A.S...........................  62,527    466,399
*   Tekfen Holding A.S......................................  86,429    202,405
#   Teknosa Ic Ve Dis Ticaret A.S...........................  16,869     62,037
#*  Tekstil Bankasi A.S.....................................  83,398     63,644
    Tofas Turk Otomobil Fabrikasi A.S.......................  49,692    330,792
    Trakya Cam Sanayii A.S.................................. 158,102    231,943
    Tupras Turkiye Petrol Rafinerileri A.S..................  14,501    314,291
    Turcas Petrol A.S.......................................  54,871     52,930
    Turk Telekomunikasyon A.S............................... 107,271    320,938
    Turk Traktor ve Ziraat Makineleri A.S...................   5,293    174,837
*   Turkcell Iletisim Hizmetleri A.S........................ 143,937    828,624
*   Turkcell Iletisim Hizmetleri A.S. ADR...................  24,748    357,361
    Turkiye Garanti Bankasi A.S............................. 465,683  1,958,098
    Turkiye Halk Bankasi A.S................................ 191,598  1,230,272
    Turkiye Is Bankasi...................................... 345,788  1,002,359
    Turkiye Sinai Kalkinma Bankasi A.S...................... 279,404    232,124
    Turkiye Sise ve Cam Fabrikalari A.S..................... 447,085    697,892
    Turkiye Vakiflar Bankasi Tao............................ 334,683    777,528
    Ulker Biskuvi Sanayi A.S................................  62,366    493,367
    Vestel Beyaz Esya Sanayi ve Ticaret A.S.................  33,719    138,282
*   Vestel Elektronik Sanayi ve Ticaret A.S.................  72,656    177,801
#   Yapi ve Kredi Bankasi A.S............................... 148,663    307,326

                                     1230

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- ------------
TURKEY -- (Continued)
#*  Zorlu Enerji Elektrik Uretim A.S...................  71,834 $     65,516
                                                                ------------
TOTAL TURKEY...........................................           21,346,715
                                                                ------------
TOTAL COMMON STOCKS....................................          923,812,370
                                                                ------------
PREFERRED STOCKS -- (3.9%)

BRAZIL -- (3.8%)
    AES Tiete SA.......................................  51,333      317,094
    Alpargatas SA......................................  60,817      192,967
    Banco ABC Brasil SA................................  49,793      210,261
    Banco Bradesco SA.................................. 580,790    7,321,030
    Banco Bradesco SA ADR.............................. 141,580    1,766,923
    Banco Daycoval SA..................................  22,100       69,025
    Banco do Estado do Rio Grande do Sul SA Class B.... 115,416      526,937
*   Banco Industrial e Comercial SA....................  21,889       44,459
*   Banco Pan SA.......................................  92,332       59,260
    Banco Pine SA......................................   8,710       11,913
    Centrais Eletricas Brasileiras SA Class B..........  61,000      139,967
    Centrais Eletricas Santa Catarina..................   6,450       32,847
    Cia Brasileira de Distribuicao.....................  62,914    2,098,018
    Cia de Gas de Sao Paulo COMGAS Class A.............   7,700      128,551
    Cia de Saneamento do Parana........................     100          186
    Cia de Transmissao de Energia Eletrica Paulista....  20,535      300,031
    Cia Energetica de Minas Gerais..................... 392,503    1,742,761
    Cia Energetica de Sao Paulo Class B................  95,000      831,826
    Cia Energetica do Ceara Class A....................   4,682       62,483
    Cia Ferro Ligas da Bahia - Ferbasa.................  16,000       43,350
    Cia Paranaense de Energia..........................  42,068      487,434
    Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA.........................................  80,195      201,351
*   Eucatex SA Industria e Comercio....................   6,800        7,850
*   Forjas Taurus SA...................................   2,429        3,139
*   Gol Linhas Aereas Inteligentes SA..................  70,000      316,679
    Itau Unibanco Holding SA........................... 845,632   10,377,661
    Itau Unibanco Holding SA ADR....................... 224,816    2,724,770
    Lojas Americanas SA................................ 220,654    1,278,510
    Marcopolo SA....................................... 216,200      216,431
*   Oi SA..............................................  23,871       44,027
    Petroleo Brasileiro SA............................. 370,893    1,128,908
    Petroleo Brasileiro SA Sponsored ADR............... 176,992    1,088,501
    Randon Participacoes SA............................  95,875      142,974
    Saraiva SA Livreiros Editores......................   9,515       16,230
    Suzano Papel e Celulose SA Class A................. 165,200      671,985
    Telefonica Brasil SA...............................  64,856    1,198,995
*   Usinas Siderurgicas de Minas Gerais SA Class A..... 272,800      340,587
    Vale SA............................................ 170,649    1,057,929
#   Vale SA Sponsored ADR.............................. 256,045    1,602,842
                                                                ------------
TOTAL BRAZIL...........................................           38,806,692
                                                                ------------
CHILE -- (0.0%)
    Embotelladora Andina SA............................  18,695       44,269

                                     1231

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                   SHARES      VALUE++
                                                  --------- --------------
CHILE -- (Continued)
    Embotelladora Andina SA Class B..............    18,186 $       51,192
                                                            --------------
TOTAL CHILE......................................                   95,461
                                                            --------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA..........................    75,311        114,047
    Banco Davivienda SA..........................    25,146        264,033
    Grupo Aval Acciones y Valores................   209,537        110,350
    Grupo de Inversiones Suramericana SA.........     9,028        128,760
                                                            --------------
TOTAL COLOMBIA...................................                  617,190
                                                            --------------
TOTAL PREFERRED STOCKS...........................               39,519,343
                                                            --------------
RIGHTS/WARRANTS -- (0.0%)

HONG KONG -- (0.0%)
*   HKC Holdings, Ltd. Warrants 10/15/15.........         1             --
                                                            --------------
MALAYSIA -- (0.0%)
*   CB Industrial Product Holdings Bhd Warrants
      12/31/15...................................    12,047          1,693
*   Eastern & Oriental Bhd.......................    67,060             --
*   Goldis Bhd 02/06/15..........................     7,877             11
*   Inari Amertron Rights 05/15/15...............    22,138         13,668
*   Insas Bhd....................................    48,883          2,830
*   Mah Sing Group Bhd...........................   127,883         15,862
                                                            --------------
TOTAL MALAYSIA...................................                   34,064
                                                            --------------
POLAND -- (0.0%)
*   PZ Cormay SA Rights..........................     4,936              9
                                                            --------------
SOUTH AFRICA -- (0.0%)
*   Invicta Holdings, Ltd........................     1,427            919
                                                            --------------
SOUTH KOREA -- (0.0%)
*   Hyundai Merchant Marine Co., Ltd.............     1,248          3,401
                                                            --------------
THAILAND -- (0.0%)
*   Loxley PCL Warrants 09/30/17.................     1,593             93
                                                            --------------
TOTAL RIGHTS/WARRANTS............................                   38,486
                                                            --------------
SECURITIES LENDING COLLATERAL -- (6.0%)
(S)@ DFA Short Term Investment Fund.............. 5,298,524     61,303,924
                                                            --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $974,783,083)^^...........................           $1,024,674,123
                                                            ==============

                                     1232

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              ------------------------------------------------
                                LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                              ------------ ------------ ------- --------------
 Common Stocks
    Brazil................... $ 14,143,231 $ 52,743,709   --    $   66,886,940
    Chile....................    6,548,215    9,121,531   --        15,669,746
    China....................   21,686,278  127,906,281   --       149,592,559
    Colombia.................    6,355,726        3,710   --         6,359,436
    Czech Republic...........           --    1,986,823   --         1,986,823
    Egypt....................           --      955,793   --           955,793
    Greece...................       51,384    3,708,385   --         3,759,769
    Hungary..................           --    1,436,040   --         1,436,040
    India....................    5,725,517   96,734,337   --       102,459,854
    Indonesia................    2,335,555   33,573,715   --        35,909,270
    Malaysia.................           --   39,172,646   --        39,172,646
    Mexico...................   50,741,571      267,932   --        51,009,503
    Peru.....................    2,124,201           --   --         2,124,201
    Philippines..............      638,786   14,132,240   --        14,771,026
    Poland...................        2,242   19,493,534   --        19,495,776
    Russia...................      983,742    8,275,281   --         9,259,023
    South Africa.............   11,719,721   64,133,322   --        75,853,043
    South Korea..............    7,318,587  129,050,839   --       136,369,426
    Spain....................    1,010,924           --   --         1,010,924
    Taiwan...................   13,933,512  118,336,457   --       132,269,969
    Thailand.................   36,113,888           --   --        36,113,888
    Turkey...................      357,361   20,989,354   --        21,346,715
 Preferred Stocks
    Brazil...................    7,623,531   31,183,161   --        38,806,692
    Chile....................           --       95,461   --            95,461
    Colombia.................      617,190           --   --           617,190
 Rights/Warrants
    Hong Kong................           --           --   --                --
    Malaysia.................           --       34,064   --            34,064
    Poland...................           --            9   --                 9
    South Africa.............           --          919   --               919
    South Korea..............           --        3,401   --             3,401
    Thailand.................           --           93   --                93
 Securities Lending
   Collateral................           --   61,303,924   --        61,303,924
                              ------------ ------------   --    --------------
 TOTAL....................... $190,031,162 $834,642,961   --    $1,024,674,123
                              ============ ============   ==    ==============

                                     1233

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Tax-Managed U.S. Marketwide Value Series of
   The DFA Investment Trust Company............................. $3,615,522,608
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $2,058,989,283)^^................................... $3,615,522,608
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                                     1234

                       TAX-MANAGED U.S. EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                        SHARES   VALUE+
                                                        ------ -----------
COMMON STOCKS -- (93.5%)

Consumer Discretionary -- (12.5%)
*   1-800-Flowers.com, Inc. Class A....................  3,914 $    30,881
    Aaron's, Inc.......................................  7,750     245,365
#   Abercrombie & Fitch Co. Class A....................  8,850     225,852
    Advance Auto Parts, Inc............................  7,900   1,256,100
#*  Aeropostale, Inc...................................  8,325      20,313
    AH Belo Corp. Class A..............................  1,226      11,059
*   Amazon.com, Inc.................................... 41,188  14,602,382
*   Ambassadors Group, Inc.............................  1,423       3,586
#*  AMC Networks, Inc. Class A.........................  6,881     458,963
*   America's Car-Mart, Inc............................  1,100      58,421
*   American Axle & Manufacturing Holdings, Inc........  7,152     174,151
#   American Eagle Outfitters, Inc..................... 18,300     256,932
#*  American Public Education, Inc.....................  2,200      73,854
*   ANN, Inc...........................................  5,225     172,947
*   Apollo Education Group, Inc. Class A............... 10,210     257,905
    Arctic Cat, Inc....................................  2,500      84,050
*   Asbury Automotive Group, Inc.......................  2,900     215,209
*   Ascena Retail Group, Inc........................... 13,900     160,684
#*  Ascent Capital Group, Inc. Class A.................  1,135      48,022
#   Autoliv, Inc....................................... 10,143   1,075,767
#*  AutoNation, Inc....................................  7,773     463,426
*   AutoZone, Inc......................................  3,600   2,149,056
*   Ballantyne Strong, Inc.............................  2,600      10,634
#*  Barnes & Noble, Inc................................  3,400      79,866
    Bassett Furniture Industries, Inc..................    306       6,799
    Beasley Broadcast Group, Inc. Class A..............    325       1,697
#*  Beazer Homes USA, Inc..............................    779      12,308
#   bebe stores, Inc...................................  3,388      12,129
#*  Bed Bath & Beyond, Inc............................. 22,104   1,652,716
*   Belmond, Ltd. Class A..............................  8,827      97,009
    Best Buy Co., Inc.................................. 31,670   1,114,784
    Big 5 Sporting Goods Corp..........................  2,146      25,559
    Big Lots, Inc......................................  5,898     270,777
*   Biglari Holdings, Inc..............................    258     106,804
#*  BJ's Restaurants, Inc..............................  2,498     110,636
*   Bloomin' Brands, Inc............................... 10,000     247,150
#*  Blue Nile, Inc.....................................  1,407      43,730
    Blyth, Inc.........................................    836       6,195
    Bob Evans Farms, Inc...............................  3,500     197,295
#   Bon-Ton Stores, Inc. (The).........................  2,096      11,486
*   Books-A-Million, Inc...............................  1,295       3,263
    BorgWarner, Inc.................................... 24,730   1,335,667
#*  Boyd Gaming Corp...................................  5,900      77,054
*   Bravo Brio Restaurant Group, Inc...................  1,543      20,290
#*  Bridgepoint Education, Inc.........................  1,683      16,611
*   Bright Horizons Family Solutions, Inc..............  2,000      97,100
    Brinker International, Inc.........................  7,728     451,547
    Brown Shoe Co., Inc................................  5,187     147,259
#   Brunswick Corp.....................................  9,948     539,977
#   Buckle, Inc. (The).................................  3,112     158,058
#*  Buffalo Wild Wings, Inc............................  2,000     356,640

                                     1235

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
*   Build-A-Bear Workshop, Inc.........................   2,400 $    49,488
#*  Cabela's, Inc......................................   4,900     269,255
#   Cablevision Systems Corp. Class A..................  23,295     440,741
#   Callaway Golf Co...................................  13,384     109,213
*   Cambium Learning Group, Inc........................  11,314      28,398
    Capella Education Co...............................   1,400      95,186
#*  Career Education Corp..............................   6,800      37,944
#*  CarMax, Inc........................................  24,738   1,536,230
*   Carmike Cinemas, Inc...............................   3,469      95,987
    Carnival Corp......................................  43,471   1,910,985
#   Carriage Services, Inc.............................   2,167      47,241
*   Carrols Restaurant Group, Inc......................   2,151      17,122
    Carter's, Inc......................................   5,300     431,897
    Cato Corp. (The) Class A...........................   2,761     117,066
*   Cavco Industries, Inc..............................   1,157      85,051
#   CBS Corp. Class A..................................   5,128     286,937
    CBS Corp. Class B..................................  57,458   3,149,273
#*  Central European Media Enterprises, Ltd. Class A...     524       1,362
*   Charter Communications, Inc. Class A...............   7,534   1,138,500
#   Cheesecake Factory, Inc. (The).....................   5,550     291,430
    Cherokee, Inc......................................     542       9,854
    Chico's FAS, Inc...................................  18,000     300,240
#   Children's Place, Inc. (The).......................   2,340     140,283
*   Chipotle Mexican Grill, Inc........................   3,385   2,402,808
#   Choice Hotels International, Inc...................   3,479     199,869
*   Christopher & Banks Corp...........................     817       4,257
    Churchill Downs, Inc...............................   1,444     137,166
#*  Chuy's Holdings, Inc...............................   1,600      34,192
*   Cinedigm Corp......................................   9,275      13,820
    Cinemark Holdings, Inc.............................  12,617     468,974
*   Citi Trends, Inc...................................   1,200      27,468
    Clear Channel Outdoor Holdings, Inc. Class A.......   3,850      34,842
    Coach, Inc.........................................  28,168   1,047,568
    Collectors Universe, Inc...........................     600      14,100
    Columbia Sportswear Co.............................   2,654     112,795
    Comcast Corp. Class A.............................. 232,703  12,367,001
#   Comcast Corp. Special Class A......................  47,472   2,511,269
#*  Conn's, Inc........................................   2,882      45,363
    Cooper Tire & Rubber Co............................   6,429     223,665
    Core-Mark Holding Co., Inc.........................   2,400     160,032
#   Cracker Barrel Old Country Store, Inc..............   2,300     309,373
*   Crocs, Inc.........................................   9,700     102,820
*   Crown Media Holdings, Inc. Class A.................     130         416
#   CSS Industries, Inc................................   1,250      34,000
    CST Brands, Inc....................................   8,177     352,429
    Culp, Inc..........................................   1,492      29,974
#*  Cumulus Media, Inc. Class A........................   4,000      13,920
#   Dana Holding Corp..................................  16,576     345,941
#   Darden Restaurants, Inc............................  13,662     838,574
#*  Deckers Outdoor Corp...............................   4,300     284,015
*   Del Frisco's Restaurant Group, Inc.................   1,881      37,300
    Delphi Automotive P.L.C............................  32,209   2,213,725
    Destination Maternity Corp.........................   1,600      24,496

                                     1236

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
#*  Destination XL Group, Inc..........................   4,200 $   21,336
    DeVry Education Group, Inc.........................   5,279    223,882
    Dick's Sporting Goods, Inc.........................  11,039    570,164
    Dillard's, Inc. Class A............................   3,826    434,634
    DineEquity, Inc....................................   1,700    181,475
*   DIRECTV............................................  57,609  4,912,896
*   Discovery Communications, Inc......................  29,985    835,982
#*  Discovery Communications, Inc. Class A.............  15,081    437,123
*   DISH Network Corp. Class A.........................  23,755  1,671,164
*   Dollar General Corp................................  32,101  2,152,693
*   Dollar Tree, Inc...................................  24,100  1,713,510
#   Domino's Pizza, Inc................................   6,204    614,506
#*  Dorman Products, Inc...............................   2,578    117,892
    DR Horton, Inc.....................................  34,482    845,499
#*  DreamWorks Animation SKG, Inc. Class A.............   7,680    143,386
*   Drew Industries, Inc...............................   2,271    114,186
    DSW, Inc. Class A..................................   7,616    270,825
    Dunkin' Brands Group, Inc..........................  10,785    510,238
#*  Entercom Communications Corp. Class A..............   2,510     29,041
#   Entravision Communications Corp. Class A...........   4,908     30,282
#   Ethan Allen Interiors, Inc.........................   2,900     78,938
*   EVINE Live, Inc....................................   3,000     18,810
#*  EW Scripps Co. (The) Class A.......................   3,300     65,109
    Expedia, Inc.......................................  10,948    940,762
*   Express, Inc.......................................   8,200    107,256
    Family Dollar Stores, Inc..........................  11,175    850,417
#*  Famous Dave's Of America, Inc......................   1,098     33,236
#*  Federal-Mogul Holdings Corp........................   2,097     28,372
*   Fiesta Restaurant Group, Inc.......................   2,996    176,974
    Finish Line, Inc. (The) Class A....................   5,300    125,080
#*  Five Below, Inc....................................   4,021    133,980
    Foot Locker, Inc...................................  15,542    827,145
    Ford Motor Co...................................... 386,966  5,692,270
*   Fossil Group, Inc..................................   5,703    557,753
#   Fred's, Inc. Class A...............................   3,670     60,922
#*  FTD Cos., Inc......................................   1,870     64,047
#*  Fuel Systems Solutions, Inc........................   1,392     14,950
#*  G-III Apparel Group, Ltd...........................   1,800    174,960
*   Gaiam, Inc. Class A................................   1,309      9,582
#   GameStop Corp. Class A.............................  12,940    456,135
*   Gaming Partners International Corp.................     800      6,632
    Gannett Co., Inc...................................  23,899    741,108
    Gap, Inc. (The)....................................  27,680  1,140,139
#   Garmin, Ltd........................................  12,906    675,758
#*  Geeknet, Inc.......................................     500      3,920
    General Motors Co.................................. 139,916  4,564,060
*   Genesco, Inc.......................................   2,400    171,480
    Gentex Corp........................................  30,990    517,223
*   Gentherm, Inc......................................   3,703    136,196
    Genuine Parts Co...................................  16,830  1,564,180
    GNC Holdings, Inc. Class A.........................  10,132    449,253
    Goodyear Tire & Rubber Co. (The)...................  28,675    695,082
#*  Gordmans Stores, Inc...............................     279      1,032

                                     1237

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
    Graham Holdings Co. Class B........................     500 $   467,660
*   Grand Canyon Education, Inc........................   5,508     241,361
*   Gray Television, Inc...............................   4,850      45,881
    Group 1 Automotive, Inc............................   2,780     223,484
#*  Groupon, Inc.......................................  36,524     261,512
    Guess?, Inc........................................   6,590     123,760
    H&R Block, Inc.....................................  29,001     994,154
    Hanesbrands, Inc...................................  10,675   1,188,981
    Harley-Davidson, Inc...............................  24,000   1,480,800
    Harman International Industries, Inc...............   7,400     959,262
    Harte-Hanks, Inc...................................   3,368      24,485
#   Hasbro, Inc........................................  12,600     691,992
    Haverty Furniture Cos., Inc........................   1,700      41,531
*   Helen of Troy, Ltd.................................   4,100     308,402
#*  hhgregg, Inc.......................................   2,516      13,813
#*  Hibbett Sports, Inc................................   2,888     135,852
    Home Depot, Inc. (The)............................. 148,640  15,520,989
    Hooker Furniture Corp..............................   1,300      23,452
#   HSN, Inc...........................................   4,220     326,797
#*  Hyatt Hotels Corp. Class A.........................   4,993     280,906
#*  Iconix Brand Group, Inc............................   7,198     239,262
    International Game Technology......................  27,800     470,376
    International Speedway Corp. Class A...............   2,075      60,362
    Interpublic Group of Cos., Inc. (The)..............  44,816     893,631
    Interval Leisure Group, Inc........................   4,458     102,891
#*  iRobot Corp........................................   2,767      87,299
*   Isle of Capri Casinos, Inc.........................   3,400      34,816
#*  ITT Educational Services, Inc......................   1,300       9,451
    Jack in the Box, Inc...............................   4,400     373,076
#*  JAKKS Pacific, Inc.................................   2,151      12,949
*   Jarden Corp........................................  14,568     699,555
#*  JC Penney Co., Inc.................................  26,086     189,645
    John Wiley & Sons, Inc. Class A....................   5,120     317,235
    Johnson Controls, Inc..............................  71,096   3,303,831
    Johnson Outdoors, Inc. Class A.....................   1,187      35,610
*   Journal Communications, Inc. Class A...............   5,077      51,024
*   K12, Inc...........................................   2,215      31,497
#*  Kate Spade & Co....................................  12,745     401,850
#   KB Home............................................   8,900     110,894
#*  Kirkland's, Inc....................................   1,502      34,952
    Kohl's Corp........................................  23,760   1,418,947
*   Kona Grill, Inc....................................   1,120      26,320
#*  Krispy Kreme Doughnuts, Inc........................   5,319     103,561
    L Brands, Inc......................................  26,236   2,220,353
    La-Z-Boy, Inc......................................   6,000     160,140
*   Lakeland Industries, Inc...........................   1,000       8,500
#*  Lands' End, Inc....................................   1,303      45,201
    Las Vegas Sands Corp...............................  44,089   2,397,119
*   LeapFrog Enterprises, Inc..........................   5,500      13,090
    Lear Corp..........................................   8,400     842,940
*   Learning Tree International, Inc...................   1,342       2,671
#   Leggett & Platt, Inc...............................  15,277     651,259
#   Lennar Corp. Class A...............................  17,716     795,626

                                     1238

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
    Lennar Corp. Class B...............................   1,241 $   44,813
    Libbey, Inc........................................   2,200     71,962
*   Liberty Broadband Corp.(530307206).................      50      2,475
*   Liberty Broadband Corp.(530307305).................   7,136    316,838
*   Liberty Broadband Corp. Class A....................   2,694    119,802
*   Liberty Global P.L.C. Class A......................  22,037  1,029,569
*   Liberty Global P.L.C. Class B......................      95      4,419
*   Liberty Global P.L.C. Series C.....................  54,276  2,474,443
*   Liberty Interactive Corp. Class A..................  55,690  1,523,678
*   Liberty Interactive Corp. Class B..................     201      5,877
*   Liberty Media Corp.................................  21,958    749,207
*   Liberty Media Corp. Class A........................  10,779    367,025
*   Liberty Media Corp. Class B........................     200      7,930
*   Liberty TripAdvisor Holdings, Inc. Class A.........   6,644    159,057
*   Liberty Ventures Series A..........................  14,561    543,853
*   Liberty Ventures Series B..........................      28      1,094
#*  Life Time Fitness, Inc.............................   4,178    228,411
#   Lifetime Brands, Inc...............................     300      4,734
    Lincoln Educational Services Corp..................   2,164      5,626
#   Lions Gate Entertainment Corp......................   7,700    221,221
    Lithia Motors, Inc. Class A........................   2,487    210,649
*   Live Nation Entertainment, Inc.....................  15,286    363,348
*   LKQ Corp...........................................  31,047    801,323
*   Loral Space & Communications, Inc..................   1,300     93,483
    Lowe's Cos., Inc................................... 107,172  7,261,975
*   Luby's, Inc........................................   1,849      9,023
#*  Lululemon Athletica, Inc...........................   8,363    553,965
#*  Lumber Liquidators Holdings, Inc...................   2,649    167,284
#*  M/I Homes, Inc.....................................   2,750     56,760
#   Macy's, Inc........................................  38,835  2,480,780
#*  Madison Square Garden Co. (The) Class A............   7,200    545,400
    Marcus Corp. (The).................................   2,400     45,264
#   Marine Products Corp...............................   1,898     13,723
#*  MarineMax, Inc.....................................   1,700     43,367
#   Marriott International, Inc. Class A...............  27,826  2,073,037
    Marriott Vacations Worldwide Corp..................   2,389    182,758
#*  Martha Stewart Living Omnimedia, Inc. Class A......   2,700     12,528
#   Mattel, Inc........................................  36,665    986,288
*   McClatchy Co. (The) Class A........................   4,300     10,793
    McDonald's Corp.................................... 107,641  9,950,334
#   MDC Holdings, Inc..................................   4,445    111,125
#*  Media General, Inc.................................     800     11,440
    Men's Wearhouse, Inc. (The)........................   5,635    261,858
#   Meredith Corp......................................   2,528    131,608
#*  Meritage Homes Corp................................   3,700    134,717
*   MGM Resorts International..........................  40,164    782,395
*   Michael Kors Holdings, Ltd.........................  21,453  1,518,658
*   Modine Manufacturing Co............................   3,907     47,626
*   Mohawk Industries, Inc.............................   6,123  1,010,540
*   Monarch Casino & Resort, Inc.......................   1,845     31,918
#   Monro Muffler Brake, Inc...........................   2,978    170,163
    Morningstar, Inc...................................   2,287    152,291
*   Motorcar Parts of America, Inc.....................     783     20,452

                                     1239

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Discretionary -- (Continued)
    Movado Group, Inc..................................  2,362 $   56,759
*   Murphy USA, Inc....................................  4,848    338,439
    NACCO Industries, Inc. Class A.....................    387     21,304
#*  Nathan's Famous, Inc...............................    509     40,944
#   National CineMedia, Inc............................  6,419     92,434
*   Nautilus, Inc......................................  4,149     59,082
*   Netflix, Inc.......................................  5,663  2,501,913
*   New York & Co., Inc................................  5,059     11,636
#   New York Times Co. (The) Class A................... 14,000    176,260
    Newell Rubbermaid, Inc............................. 26,868    990,623
*   News Corp. Class A................................. 41,104    612,039
*   News Corp. Class B................................. 11,390    164,472
    Nexstar Broadcasting Group, Inc. Class A...........  2,793    139,357
    NIKE, Inc. Class B................................. 75,327  6,948,916
    Nordstrom, Inc..................................... 17,146  1,306,525
*   Norwegian Cruise Line Holdings, Ltd................ 10,718    469,020
#   Nutrisystem, Inc...................................  2,651     47,241
*   NVR, Inc...........................................    500    627,115
*   O'Reilly Automotive, Inc........................... 12,850  2,407,576
*   Office Depot, Inc.................................. 52,875    401,850
#   Omnicom Group, Inc................................. 27,235  1,982,708
*   Orbitz Worldwide, Inc..............................  3,586     33,099
#*  Outerwall, Inc.....................................  2,800    173,824
#*  Overstock.com, Inc.................................  1,830     40,955
    Oxford Industries, Inc.............................  1,382     77,309
#*  Pacific Sunwear of California, Inc.................  6,000     16,500
#*  Panera Bread Co. Class A...........................  3,075    528,469
    Papa John's International, Inc.....................  3,800    241,148
#*  Penn National Gaming, Inc..........................  6,827    102,200
    Penske Automotive Group, Inc.......................  4,700    227,245
*   Pep Boys-Manny, Moe & Jack (The)...................  4,332     36,519
*   Perry Ellis International, Inc.....................    969     23,169
#   PetMed Express, Inc................................  2,200     34,540
    PetSmart, Inc...................................... 11,200    915,096
#   Pier 1 Imports, Inc................................ 10,500    176,505
#*  Pinnacle Entertainment, Inc........................  5,100    107,865
#   Polaris Industries, Inc............................  6,994  1,011,262
    Pool Corp..........................................  5,100    317,271
*   Popeyes Louisiana Kitchen, Inc.....................  2,600    149,292
*   Priceline Group, Inc. (The)........................  5,882  5,937,761
    PulteGroup, Inc.................................... 36,663    754,891
    PVH Corp...........................................  8,755    965,326
#*  Quiksilver, Inc....................................  8,658     16,190
    Ralph Lauren Corp..................................  6,300  1,051,407
*   RCI Hospitality Holdings, Inc......................  1,000      9,750
*   Red Lion Hotels Corp...............................  2,034     13,058
*   Red Robin Gourmet Burgers, Inc.....................  1,300    100,750
#   Regal Entertainment Group Class A..................  9,436    199,666
*   Regis Corp.........................................  4,556     71,757
    Remy International, Inc............................  1,509     32,096
    Rent-A-Center, Inc.................................  6,145    210,651
#*  Rentrak Corp.......................................  1,137     87,469
#*  Restoration Hardware Holdings, Inc.................  2,866    250,861

                                     1240

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
    Rocky Brands, Inc..................................     231 $    3,167
    Ross Stores, Inc...................................  24,000  2,201,040
    Royal Caribbean Cruises, Ltd.......................  17,400  1,314,570
#*  Ruby Tuesday, Inc..................................   5,370     32,327
    Ruth's Hospitality Group, Inc......................   4,284     62,204
#   Ryland Group, Inc. (The)...........................   4,600    184,690
#   Saga Communications, Inc. Class A..................     676     27,493
#   Salem Communications Corp. Class A.................     400      2,788
*   Sally Beauty Holdings, Inc.........................  17,735    551,204
#   Scholastic Corp....................................   2,600     95,628
#*  Scientific Games Corp. Class A.....................   5,774     68,191
#   Scripps Networks Interactive, Inc. Class A.........   9,189    653,246
*   Sears Holdings Corp................................   4,332    137,931
#*  Select Comfort Corp................................   5,594    166,925
    Service Corp. International........................  22,783    515,579
*   Shiloh Industries, Inc.............................   1,564     19,128
    Shoe Carnival, Inc.................................     771     17,903
*   Shutterfly, Inc....................................   3,662    160,652
    Signet Jewelers, Ltd...............................   8,700  1,053,657
#   Sinclair Broadcast Group, Inc. Class A.............   7,300    180,602
#*  Sirius XM Holdings, Inc............................ 321,376  1,140,885
#   Six Flags Entertainment Corp.......................   8,578    368,511
*   Sizmek, Inc........................................   2,200     13,112
#*  Skechers U.S.A., Inc. Class A......................   4,700    283,645
*   Skyline Corp.......................................     800      3,000
    Sonic Automotive, Inc. Class A.....................   4,001     98,545
    Sonic Corp.........................................   6,463    195,635
#   Sotheby's..........................................   7,207    306,658
    Spartan Motors, Inc................................   3,375     17,584
    Speedway Motorsports, Inc..........................   2,352     52,426
#   Stage Stores, Inc..................................   3,250     65,000
    Standard Motor Products, Inc.......................   1,900     69,274
#*  Standard Pacific Corp..............................  17,289    121,369
*   Stanley Furniture Co., Inc.........................     637      1,886
#   Staples, Inc.......................................  69,757  1,189,357
    Starbucks Corp.....................................  80,947  7,085,291
    Starwood Hotels & Resorts Worldwide, Inc...........  21,047  1,514,753
#*  Starz..............................................  11,477    338,801
*   Starz Class B......................................     200      5,952
    Stein Mart, Inc....................................   3,347     46,055
*   Steiner Leisure, Ltd...............................   1,400     61,068
*   Steven Madden, Ltd.................................   6,892    236,671
#*  Stoneridge, Inc....................................   3,400     42,908
*   Strayer Education, Inc.............................   1,137     76,179
#   Sturm Ruger & Co., Inc.............................   1,900     76,760
#   Superior Industries International, Inc.............   2,200     40,150
#   Superior Uniform Group, Inc........................     162      6,148
*   Systemax, Inc......................................   1,666     21,775
    Tandy Leather Factory, Inc.........................     663      5,662
    Target Corp........................................  65,382  4,812,769
*   Tempur Sealy International, Inc....................   6,523    358,961
*   Tenneco, Inc.......................................   6,595    339,115
#*  Tesla Motors, Inc..................................   9,501  1,934,404

                                     1241

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Discretionary -- (Continued)
#   Texas Roadhouse, Inc...............................   6,800 $    228,412
    Thor Industries, Inc...............................   4,861      273,917
    Tiffany & Co.......................................  13,444    1,164,788
*   Tile Shop Holdings, Inc............................   1,665       13,520
    Time Warner Cable, Inc.............................  30,636    4,170,479
    Time Warner, Inc...................................  98,792    7,698,861
    Time, Inc..........................................  12,349      309,219
    TJX Cos., Inc. (The)...............................  77,442    5,106,525
#*  Toll Brothers, Inc.................................  16,803      581,720
*   Tower International, Inc...........................   2,300       54,441
#   Town Sports International Holdings, Inc............   2,129       14,009
#   Tractor Supply Co..................................  15,088    1,224,693
*   TripAdvisor, Inc...................................  11,496      770,347
*   TRW Automotive Holdings Corp.......................  12,328    1,271,880
#*  Tuesday Morning Corp...............................   3,200       56,640
#*  Tumi Holdings, Inc.................................   5,091      115,413
    Tupperware Brands Corp.............................   6,100      412,421
    Twenty-First Century Fox, Inc. Class A............. 154,967    5,138,706
    Twenty-First Century Fox, Inc. Class B.............  47,663    1,518,067
*   Ulta Salon Cosmetics & Fragrance, Inc..............   6,522      860,513
#*  Under Armour, Inc. Class A.........................  16,277    1,173,246
*   Unifi, Inc.........................................   1,766       56,918
*   Universal Electronics, Inc.........................   1,700      108,358
    Universal Technical Institute, Inc.................   2,300       18,791
#*  Urban Outfitters, Inc..............................  12,450      434,007
    Vail Resorts, Inc..................................   3,700      324,712
    Value Line, Inc....................................     400        6,068
#*  Vera Bradley, Inc..................................   2,206       42,068
    VF Corp............................................  37,800    2,622,186
    Viacom, Inc. Class A...............................   1,192       77,289
    Viacom, Inc. Class B...............................  40,574    2,613,777
*   Visteon Corp.......................................   4,607      446,649
#*  Vitamin Shoppe, Inc................................   2,565      108,423
*   VOXX International Corp............................   1,966       15,728
    Walt Disney Co. (The).............................. 183,316   16,674,423
#*  Weight Watchers International, Inc.................   2,900       48,024
#   Wendy's Co. (The)..................................  33,225      350,191
*   West Marine, Inc...................................   2,681       32,172
    Whirlpool Corp.....................................   8,129    1,618,321
    Williams-Sonoma, Inc...............................   9,360      732,420
#   Winmark Corp.......................................     300       24,453
#   Winnebago Industries, Inc..........................   2,736       54,419
#   Wolverine World Wide, Inc..........................  10,800      304,020
    Wyndham Worldwide Corp.............................  15,302    1,282,155
#   Wynn Resorts, Ltd..................................   8,681    1,284,354
    Yum! Brands, Inc...................................  46,861    3,387,113
*   Zagg, Inc..........................................     171        1,031
#*  Zumiez, Inc........................................   2,400       89,496
                                                                ------------
Total Consumer Discretionary...........................          305,385,940
                                                                ------------
Consumer Staples -- (8.5%)
#   Alico, Inc.........................................     496       23,580
*   Alliance One International, Inc....................   8,769        9,207

                                     1242

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Staples -- (Continued)
    Altria Group, Inc.................................. 215,819 $11,459,989
    Andersons, Inc. (The)..............................   2,677     120,411
    Archer-Daniels-Midland Co..........................  70,090   3,268,297
#   Avon Products, Inc.................................  44,150     341,721
#   B&G Foods, Inc.....................................   6,542     195,213
#*  Boston Beer Co., Inc. (The) Class A................   1,085     341,254
#*  Boulder Brands, Inc................................   7,136      71,574
    Brown-Forman Corp. Class A.........................   8,651     767,517
    Brown-Forman Corp. Class B.........................  13,394   1,190,325
    Bunge, Ltd.........................................  15,335   1,372,943
#   Cal-Maine Foods, Inc...............................   4,200     147,210
    Calavo Growers, Inc................................   1,264      50,699
#   Campbell Soup Co...................................  20,536     939,317
#   Casey's General Stores, Inc........................   4,402     401,903
*   Central Garden and Pet Co..........................   1,175       9,929
*   Central Garden and Pet Co. Class A.................   3,229      29,384
#*  Chefs' Warehouse, Inc. (The).......................     525      11,230
    Church & Dwight Co., Inc...........................  14,700   1,189,524
    Clorox Co. (The)...................................  13,229   1,411,667
    Coca-Cola Bottling Co. Consolidated................     481      46,917
    Coca-Cola Co. (The)................................ 435,710  17,938,181
    Coca-Cola Enterprises, Inc.........................  30,541   1,285,776
    Colgate-Palmolive Co...............................  99,172   6,696,093
    ConAgra Foods, Inc.................................  43,589   1,544,358
*   Constellation Brands, Inc. Class A.................  18,303   2,021,566
    Costco Wholesale Corp..............................  48,021   6,866,523
#   Coty, Inc. Class A.................................   6,693     127,301
#*  Crimson Wine Group, Ltd............................   2,024      18,216
    CVS Health Corp.................................... 132,004  12,957,513
*   Darling Ingredients, Inc...........................  14,890     252,832
#   Dean Foods Co......................................  10,084     182,722
    Dr Pepper Snapple Group, Inc.......................  22,078   1,705,967
    Energizer Holdings, Inc............................   6,800     870,468
    Estee Lauder Cos., Inc. (The) Class A..............  25,219   1,780,209
*   Farmer Bros. Co....................................   1,300      38,883
    Flowers Foods, Inc.................................  20,404     399,102
#   Fresh Del Monte Produce, Inc.......................   3,973     133,612
#*  Fresh Market, Inc. (The)...........................   4,133     157,509
    General Mills, Inc.................................  66,207   3,474,543
#*  Hain Celestial Group, Inc. (The)...................  10,500     554,085
#   Herbalife, Ltd.....................................   8,600     262,128
#   Hershey Co. (The)..................................  16,322   1,668,272
    Hormel Foods Corp..................................  15,600     799,032
    Ingles Markets, Inc. Class A.......................   1,110      47,341
#   Ingredion, Inc.....................................   7,943     640,523
    Inter Parfums, Inc.................................   1,760      44,264
*   Inventure Foods, Inc...............................   1,529      15,550
    J&J Snack Foods Corp...............................   1,491     146,297
    JM Smucker Co. (The)...............................  11,871   1,224,494
    John B. Sanfilippo & Son, Inc......................   1,301      47,447
    Kellogg Co.........................................  28,255   1,852,963
    Keurig Green Mountain, Inc.........................  13,562   1,662,159
    Kimberly-Clark Corp................................  40,725   4,396,671

                                     1243

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Staples -- (Continued)
    Kraft Foods Group, Inc.............................  63,677 $ 4,160,655
    Kroger Co. (The)...................................  53,643   3,704,049
    Lancaster Colony Corp..............................   2,100     188,853
*   Landec Corp........................................   3,992      50,978
#*  Lifeway Foods, Inc.................................     315       5,764
    Lorillard, Inc.....................................  40,200   2,637,522
    McCormick & Co., Inc.(579780107)...................     607      43,543
#   McCormick & Co., Inc.(579780206)...................  12,605     899,871
    Mead Johnson Nutrition Co..........................  21,772   2,144,324
#*  Medifast, Inc......................................   2,100      66,549
    MGP Ingredients, Inc...............................     233       3,695
    Molson Coors Brewing Co. Class B...................  14,105   1,070,993
    Mondelez International, Inc. Class A............... 183,595   6,469,888
*   Monster Beverage Corp..............................  15,848   1,853,424
*   National Beverage Corp.............................   1,044      22,697
*   Natural Alternatives International, Inc............   1,000       5,320
#   Nu Skin Enterprises, Inc. Class A..................   6,221     254,937
*   Nutraceutical International Corp...................   1,459      28,509
    Oil-Dri Corp. of America...........................     641      19,627
*   Omega Protein Corp.................................   2,100      22,134
*   Pantry, Inc. (The).................................   3,100     114,390
    PepsiCo, Inc....................................... 166,178  15,584,173
    Philip Morris International, Inc................... 172,168  13,814,760
    Pilgrim's Pride Corp...............................   7,683     208,593
    Pinnacle Foods, Inc................................     303      10,899
#*  Post Holdings, Inc.................................   3,247     153,421
#   Pricesmart, Inc....................................   2,200     179,916
    Procter & Gamble Co. (The)......................... 296,869  25,023,088
#*  Reliv International, Inc...........................   1,707       2,065
*   Revlon, Inc. Class A...............................   1,909      62,501
    Reynolds American, Inc.............................  34,400   2,337,480
*   Rite Aid Corp...................................... 100,955     704,666
    Rocky Mountain Chocolate Factory, Inc..............     950      12,872
#   Sanderson Farms, Inc...............................   2,050     163,918
*   Seneca Foods Corp. Class A.........................     500      12,940
#   Snyder's-Lance, Inc................................   4,096     119,153
    SpartanNash Co.....................................   4,621     119,037
    Spectrum Brands Holdings, Inc......................   2,435     218,371
#*  Sprouts Farmers Market, Inc........................  13,314     484,763
#*  SUPERVALU, Inc.....................................  20,535     200,011
#   Sysco Corp.........................................  62,531   2,449,339
#   Tootsie Roll Industries, Inc.......................   2,049      63,908
#*  TreeHouse Foods, Inc...............................   3,630     329,241
    Tyson Foods, Inc. Class A..........................  31,488   1,229,291
#*  United Natural Foods, Inc..........................   5,300     409,584
    United-Guardian, Inc...............................     600      12,840
#   Universal Corp.....................................   2,600     104,416
*   USANA Health Sciences, Inc.........................     800      78,432
#   Vector Group, Ltd..................................   5,528     123,717
    Wal-Mart Stores, Inc............................... 175,993  14,955,885
    Walgreens Boots Alliance, Inc......................  99,778   7,358,627
    WD-40 Co...........................................   1,600     131,296
    Weis Markets, Inc..................................   1,930      88,452

                                     1244

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CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Staples -- (Continued)
*   WhiteWave Foods Co. (The) Class A..................  17,791 $    586,569
    Whole Foods Market, Inc............................  37,774    1,967,837
                                                                ------------
Total Consumer Staples.................................          208,282,194
                                                                ------------
Energy -- (7.3%)
    Adams Resources & Energy, Inc......................     300       17,412
    Alon USA Energy, Inc...............................   1,957       23,641
#*  Alpha Natural Resources, Inc.......................  23,317       24,250
    Anadarko Petroleum Corp............................  54,670    4,469,272
    Apache Corp........................................  42,300    2,646,711
#*  Approach Resources, Inc............................   2,871       18,001
#   Arch Coal, Inc.....................................  18,846       17,476
    Atwood Oceanics, Inc...............................   6,359      181,740
    Baker Hughes, Inc..................................  46,579    2,701,116
#*  Basic Energy Services, Inc.........................   4,300       25,284
#*  Bill Barrett Corp..................................   5,020       51,204
#*  Bonanza Creek Energy, Inc..........................   2,888       75,319
#   Bristow Group, Inc.................................   3,865      215,319
#*  C&J Energy Services, Inc...........................   3,963       40,819
    Cabot Oil & Gas Corp...............................  45,200    1,197,800
#*  California Resources Corp..........................  34,622      177,265
*   Callon Petroleum Co................................   3,810       20,764
*   Cameron International Corp.........................  26,059    1,166,922
#   CARBO Ceramics, Inc................................   2,120       69,494
*   Carrizo Oil & Gas, Inc.............................   4,500      202,950
*   Cheniere Energy, Inc...............................  24,559    1,753,021
#   Chesapeake Energy Corp.............................  68,738    1,318,395
    Chevron Corp....................................... 209,586   21,488,853
    Cimarex Energy Co..................................   9,117      940,874
#*  Clayton Williams Energy, Inc.......................     500       27,950
#*  Clean Energy Fuels Corp............................   7,414       30,916
#*  Cloud Peak Energy, Inc.............................   5,872       39,871
#*  Cobalt International Energy, Inc...................  27,161      247,708
#   Comstock Resources, Inc............................   4,800       19,392
*   Concho Resources, Inc..............................  11,671    1,293,730
    ConocoPhillips..................................... 132,812    8,364,500
#   CONSOL Energy, Inc.................................  24,000      694,800
*   Contango Oil & Gas Co..............................     316        9,502
#*  Continental Resources, Inc.........................   9,380      425,852
#   Core Laboratories NV...............................   5,125      475,344
#   CVR Energy, Inc....................................     992       38,013
    Dawson Geophysical Co..............................     600        6,474
    Delek US Holdings, Inc.............................   4,451      137,313
#   Denbury Resources, Inc.............................  36,370      250,953
    Devon Energy Corp..................................  41,697    2,513,078
#   DHT Holdings, Inc..................................     331        2,433
#   Diamond Offshore Drilling, Inc.....................   7,128      224,746
*   Diamondback Energy, Inc............................   4,687      323,356
*   Dresser-Rand Group, Inc............................   8,267      662,021
*   Dril-Quip, Inc.....................................   4,231      314,067
#*  Emerald Oil, Inc...................................   1,603        1,319
    Energen Corp.......................................   7,800      494,676
#   Energy XXI, Ltd....................................   8,775       25,798

                                     1245

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CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
    EnLink Midstream LLC...............................   5,400 $   170,856
    EOG Resources, Inc.................................  59,200   5,270,576
    EQT Corp...........................................  16,299   1,213,298
*   Era Group, Inc.....................................   2,200      49,544
    Exterran Holdings, Inc.............................   6,100     165,371
    Exxon Mobil Corp................................... 470,724  41,150,692
*   FMC Technologies, Inc..............................  25,264     946,895
*   Forum Energy Technologies, Inc.....................   2,493      38,517
#   GasLog, Ltd........................................   2,473      43,253
#*  Geospace Technologies Corp.........................   1,000      23,980
#*  Goodrich Petroleum Corp............................     422       1,063
#   Green Plains, Inc..................................   3,514      82,263
    Gulf Island Fabrication, Inc.......................   1,100      18,227
#   Gulfmark Offshore, Inc. Class A....................   2,675      52,778
*   Gulfport Energy Corp...............................   9,024     347,334
    Halliburton Co.....................................  98,357   3,933,296
*   Helix Energy Solutions Group, Inc..................  10,766     202,078
#   Helmerich & Payne, Inc.............................  11,191     666,536
#*  Hercules Offshore, Inc.............................  13,137       9,459
    Hess Corp..........................................  31,422   2,120,671
*   HKN, Inc...........................................      37       1,979
    HollyFrontier Corp.................................  22,236     798,717
#*  Hornbeck Offshore Services, Inc....................   3,129      69,464
#*  ION Geophysical Corp...............................  12,540      28,215
*   Key Energy Services, Inc...........................  13,668      22,962
#   Kinder Morgan, Inc................................. 198,689   8,156,183
*   Kosmos Energy, Ltd.................................   7,733      67,818
#*  Laredo Petroleum Holdings, Inc.....................   6,417      62,951
#   LinnCo LLC.........................................  12,996     134,249
    Marathon Oil Corp..................................  75,073   1,996,942
    Marathon Petroleum Corp............................  35,164   3,255,835
#*  Matador Resources Co...............................   8,015     172,803
*   Matrix Service Co..................................   3,244      62,285
#*  McDermott International, Inc.......................  24,310      54,697
#*  Miller Energy Resources, Inc.......................     451         528
*   Mitcham Industries, Inc............................   1,264       7,091
    Murphy Oil Corp....................................  19,314     867,392
    Nabors Industries, Ltd.............................  30,273     348,442
    National Oilwell Varco, Inc........................  45,185   2,459,420
*   Natural Gas Services Group, Inc....................   1,600      32,304
*   Newfield Exploration Co............................  15,340     456,825
#*  Newpark Resources, Inc.............................   9,500      82,080
#   Noble Corp. P.L.C..................................  26,000     421,720
    Noble Energy, Inc..................................  37,858   1,807,341
#*  Nordic American Offshore, Ltd......................      19         214
#   Nordic American Tankers, Ltd.......................   2,265      22,922
#*  Northern Oil and Gas, Inc..........................   5,685      35,702
#*  Nuverra Environmental Solutions, Inc...............   2,511       5,600
#*  Oasis Petroleum, Inc...............................  10,181     136,833
    Occidental Petroleum Corp..........................  86,556   6,924,480
    Oceaneering International, Inc.....................  11,442     599,103
*   Oil States International, Inc......................   5,700     234,099
    ONEOK, Inc.........................................  22,000     968,660

                                     1246

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CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
#*  Overseas Shipholding Group, Inc....................   2,700 $    13,770
#   Panhandle Oil and Gas, Inc. Class A................   2,000      41,880
#   Paragon Offshore P.L.C.............................   8,666      18,112
#*  Parker Drilling Co.................................   9,114      24,699
    Patterson-UTI Energy, Inc..........................  15,402     264,298
#   PBF Energy, Inc. Class A...........................   5,470     153,707
*   PDC Energy, Inc....................................   3,527     162,030
#   Peabody Energy Corp................................  27,696     172,546
#*  Penn Virginia Corp.................................   3,900      19,032
#*  PetroQuest Energy, Inc.............................   5,600      16,408
#*  PHI, Inc. Non-Voting...............................   1,795      61,407
    Phillips 66........................................  61,527   4,326,579
*   Pioneer Energy Services Corp.......................   8,743      36,196
    Pioneer Natural Resources Co.......................  15,236   2,293,475
    QEP Resources, Inc.................................  18,400     372,048
#   Range Resources Corp...............................  17,614     815,000
#*  Rex Energy Corp....................................   7,121      25,208
#*  RigNet, Inc........................................   1,066      36,479
#*  Rosetta Resources, Inc.............................   5,910     100,884
#   Rowan Cos. P.L.C. Class A..........................  13,381     282,607
    RPC, Inc...........................................   9,225     115,036
#*  SandRidge Energy, Inc..............................  29,871      42,118
    Schlumberger, Ltd.................................. 143,494  11,822,471
#   Scorpio Tankers, Inc...............................  18,204     143,265
#*  SEACOR Holdings, Inc...............................   2,200     158,290
    SemGroup Corp. Class A.............................   4,659     313,690
#*  Seventy Seven Energy, Inc..........................   4,909      19,391
#   Ship Finance International, Ltd....................   6,400      88,896
    SM Energy Co.......................................   7,000     264,740
#*  Southwestern Energy Co.............................  38,383     951,515
    Spectra Energy Corp................................  72,730   2,432,091
#*  Stone Energy Corp..................................   5,600      78,848
    Superior Energy Services, Inc......................  16,418     328,360
#*  Swift Energy Co....................................   1,930       4,111
*   Synergy Resources Corp.............................   5,891      72,047
*   Synthesis Energy Systems, Inc......................   2,352       1,663
    Targa Resources Corp...............................   3,476     301,821
#   Teekay Corp........................................   4,349     184,093
#   Tesco Corp.........................................   2,270      23,245
    Tesoro Corp........................................  14,426   1,179,037
*   TETRA Technologies, Inc............................   8,150      40,261
*   TGC Industries, Inc................................   1,750       3,500
#   Tidewater, Inc.....................................   5,500     160,930
#   Transocean, Ltd....................................  38,356     625,203
#*  Triangle Petroleum Corp............................   7,783      40,861
#*  Ultra Petroleum Corp...............................  16,709     213,040
*   Unit Corp..........................................   4,580     136,392
#*  Uranium Energy Corp................................   8,500      10,795
#   US Silica Holdings, Inc............................   5,584     140,717
*   Vaalco Energy, Inc.................................   5,480      30,359
    Valero Energy Corp.................................  58,700   3,104,056
#   W&T Offshore, Inc..................................   3,644      18,439
#*  Warren Resources, Inc..............................   5,600       5,880

                                     1247

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CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Energy -- (Continued)
*   Weatherford International P.L.C....................  80,380 $    830,325
    Western Refining, Inc..............................   8,794      326,521
*   Westmoreland Coal Co...............................     837       21,829
*   Whiting Petroleum Corp.............................  16,938      508,479
*   Willbros Group, Inc................................   4,500       25,110
    Williams Cos., Inc. (The)..........................  76,075    3,336,649
    World Fuel Services Corp...........................   7,864      385,100
*   WPX Energy, Inc....................................  21,687      231,183
*   Zion Oil & Gas, Inc................................     163          244
                                                                ------------
Total Energy...........................................          180,227,223
                                                                ------------
Financials -- (13.1%)
#   1st Source Corp....................................   1,990       59,163
    ACE, Ltd...........................................  36,161    3,903,942
*   Affiliated Managers Group, Inc.....................   6,080    1,249,562
    Aflac, Inc.........................................  48,794    2,785,162
    Alexander & Baldwin, Inc...........................   4,741      181,391
*   Alleghany Corp.....................................   1,469      649,430
    Allied World Assurance Co. Holdings AG.............  11,100      429,237
    Allstate Corp. (The)...............................  48,557    3,388,793
#*  Altisource Asset Management Corp...................     240       38,400
#*  Altisource Portfolio Solutions SA..................   2,400       48,672
*   Ambac Financial Group, Inc.........................   5,480      133,986
    American Equity Investment Life Holding Co.........   7,448      189,998
    American Express Co................................ 103,359    8,340,038
    American Financial Group, Inc......................   7,769      450,913
    American International Group, Inc.................. 150,107    7,335,729
    American National Insurance Co.....................     664       69,083
*   American River Bankshares..........................     882        8,714
    Ameriprise Financial, Inc..........................  21,340    2,666,220
    Ameris Bancorp.....................................   1,951       47,078
    AMERISAFE, Inc.....................................   2,573      104,721
#   AmeriServ Financial, Inc...........................     100          299
#   Amtrust Financial Services, Inc....................   3,344      169,273
    Aon P.L.C..........................................  31,029    2,794,161
*   Arch Capital Group, Ltd............................  13,956      809,029
    Argo Group International Holdings, Ltd.............   3,938      210,644
    Arrow Financial Corp...............................     925       23,652
    Arthur J Gallagher & Co............................  16,095      715,101
    Artisan Partners Asset Management, Inc. Class A....   4,407      212,726
    Aspen Insurance Holdings, Ltd......................   7,426      321,694
#   Associated Banc-Corp...............................  17,760      298,546
    Assurant, Inc......................................   9,500      603,345
    Assured Guaranty, Ltd..............................  18,300      446,886
*   Asta Funding, Inc..................................     400        3,396
    Astoria Financial Corp.............................   8,165       99,858
#*  Atlantic Coast Financial Corp......................     137          532
#*  Atlanticus Holdings Corp...........................   1,196        3,062
#*  AV Homes, Inc......................................   1,000       14,990
    Axis Capital Holdings, Ltd.........................  12,640      643,376
    Baldwin & Lyons, Inc. Class B......................     562       12,982
    Banc of California, Inc............................     451        4,623
    Bancfirst Corp.....................................     700       40,362

                                     1248

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CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#*  Bancorp, Inc. (The)................................     4,099 $    34,923
    BancorpSouth, Inc..................................     9,405     186,689
    Bank Mutual Corp...................................     6,120      38,984
    Bank of America Corp............................... 1,160,707  17,584,711
#   Bank of Hawaii Corp................................     5,000     282,300
    Bank of New York Mellon Corp. (The)................   123,982   4,463,352
#   Bank of the Ozarks, Inc............................     7,600     246,468
    BankFinancial Corp.................................     2,730      30,876
    BankUnited, Inc....................................    10,322     285,507
    Banner Corp........................................     2,961     119,565
    BB&T Corp..........................................    76,141   2,687,016
    BBCN Bancorp, Inc..................................    10,613     137,438
#*  Beneficial Bancorp, Inc............................     4,236      45,706
*   Berkshire Hathaway, Inc. Class B...................   203,651  29,307,415
    Berkshire Hills Bancorp, Inc.......................     2,505      62,375
    BGC Partners, Inc. Class A.........................    21,435     167,836
    BlackRock, Inc.....................................    14,431   4,913,900
#*  BofI Holding, Inc..................................     1,181      99,629
#   BOK Financial Corp.................................     2,703     146,259
    Boston Private Financial Holdings, Inc.............     8,785      96,635
    Bridge Bancorp, Inc................................       439      10,835
#   Brookline Bancorp, Inc.............................     6,047      58,051
    Brown & Brown, Inc.................................    13,100     404,135
    Bryn Mawr Bank Corp................................     1,149      33,493
    Calamos Asset Management, Inc. Class A.............     1,676      21,034
#   Camden National Corp...............................       600      22,296
*   Capital Bank Financial Corp. Class A...............        96       2,344
#   Capital City Bank Group, Inc.......................     1,069      16,035
    Capital One Financial Corp.........................    62,037   4,541,729
    Capitol Federal Financial, Inc.....................    16,210     201,977
    Cardinal Financial Corp............................     2,805      49,957
#*  Cascade Bancorp....................................     4,228      19,533
#   Cash America International, Inc....................     2,940      61,152
    Cathay General Bancorp.............................     8,064     192,649
    CBOE Holdings, Inc.................................     9,490     611,820
*   CBRE Group, Inc. Class A...........................    40,554   1,311,516
    Centerstate Banks, Inc.............................     1,550      17,066
#   Central Pacific Financial Corp.....................     1,299      27,253
    Charles Schwab Corp. (The).........................   128,882   3,348,354
    Chemical Financial Corp............................     3,399      96,396
    Chubb Corp. (The)..................................    27,700   2,711,830
#   Cincinnati Financial Corp..........................    16,109     813,666
    CIT Group, Inc.....................................    19,881     871,185
    Citigroup, Inc.....................................   334,942  15,725,527
    Citizens Community Bancorp, Inc....................       600       5,469
#*  Citizens, Inc......................................     4,015      28,988
#   City Holding Co....................................     1,057      44,743
    City National Corp.................................     5,581     483,817
    Clifton Bancorp, Inc...............................     1,009      13,379
    CME Group, Inc.....................................    33,901   2,891,755
    CNA Financial Corp.................................    17,536     683,203
    CNB Financial Corp.................................       280       4,760
    CNO Financial Group, Inc...........................    21,200     329,024

                                     1249

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CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Financials -- (Continued)
    CoBiz Financial, Inc...............................  3,100 $   33,790
    Cohen & Steers, Inc................................  2,055     86,474
    Columbia Banking System, Inc.......................  5,312    135,084
#   Comerica, Inc...................................... 19,455    807,382
#   Commerce Bancshares, Inc...........................  9,194    367,760
#   Community Bank System, Inc.........................  5,081    170,874
#   Community Trust Bancorp, Inc.......................  1,749     55,233
    ConnectOne Bancorp, Inc............................  1,915     35,236
#   Consolidated-Tomoka Land Co........................    681     37,149
*   Consumer Portfolio Services, Inc...................  1,025      5,740
*   Cowen Group, Inc. Class A..........................  4,050     16,848
    Crawford & Co. Class A.............................  3,717     28,807
#   Crawford & Co. Class B.............................  1,800     16,830
#*  Credit Acceptance Corp.............................    897    141,403
    Cullen/Frost Bankers, Inc..........................  5,745    357,914
#*  Customers Bancorp, Inc.............................  1,344     26,410
#   CVB Financial Corp................................. 11,960    174,736
    Diamond Hill Investment Group, Inc.................    293     38,108
    Dime Community Bancshares, Inc.....................  2,400     35,424
    Discover Financial Services........................ 51,900  2,822,322
#   Donegal Group, Inc. Class A........................  1,374     21,970
*   E*TRADE Financial Corp............................. 29,290    675,135
    East West Bancorp, Inc............................. 15,846    573,308
    Eaton Vance Corp................................... 13,000    523,250
#*  eHealth, Inc.......................................  2,800     28,672
    EMC Insurance Group, Inc...........................    866     27,937
    Employers Holdings, Inc............................  3,900     81,120
#*  Encore Capital Group, Inc..........................  2,794    103,993
    Endurance Specialty Holdings, Ltd..................  4,800    293,376
*   Enova International, Inc...........................  2,690     51,783
*   Enstar Group, Ltd..................................    977    131,866
    Enterprise Financial Services Corp.................  1,766     33,748
    Erie Indemnity Co. Class A.........................  3,100    268,646
    ESSA Bancorp, Inc..................................    707      8,590
#   EverBank Financial Corp............................  3,717     64,862
    Evercore Partners, Inc. Class A....................  3,925    187,890
    Everest Re Group, Ltd..............................  5,600    959,728
#*  Ezcorp, Inc. Class A...............................  4,723     48,694
#   FBL Financial Group, Inc. Class A..................  2,100    109,599
    Federal Agricultural Mortgage Corp. Class C........  1,380     38,019
#   Federated Investors, Inc. Class B.................. 10,362    327,543
    Fidelity Southern Corp.............................  1,153     17,629
    Fifth Third Bancorp................................ 89,101  1,541,447
#   Financial Engines, Inc.............................  2,916    104,684
    Financial Institutions, Inc........................    807     17,778
*   First Acceptance Corp..............................    181        422
#   First American Financial Corp...................... 10,579    359,898
*   First BanCorp.(318672706)..........................  8,881     48,757
    First Bancorp.(318910106)..........................  1,500     24,900
    First Busey Corp...................................  7,017     43,225
#*  First Cash Financial Services, Inc.................  3,000    149,160
    First Citizens BancShares, Inc. Class A............    322     78,584
#   First Commonwealth Financial Corp..................  9,645     76,099

                                     1250

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CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Financials -- (Continued)
    First Community Bancshares, Inc....................  1,700 $   26,673
    First Defiance Financial Corp......................  1,538     46,847
    First Financial Bancorp............................  5,512     91,058
#   First Financial Bankshares, Inc....................  7,170    177,099
    First Financial Corp...............................  1,100     35,651
    First Financial Northwest, Inc.....................  2,411     28,908
#   First Horizon National Corp........................ 26,242    340,884
    First Interstate Bancsystem, Inc...................    594     14,197
    First Merchants Corp...............................  3,650     79,716
    First Midwest Bancorp, Inc.........................  6,900    106,260
    First Niagara Financial Group, Inc................. 36,817    298,954
    First Republic Bank................................ 12,224    622,446
    First South Bancorp, Inc...........................  1,685     13,396
    FirstMerit Corp.................................... 14,566    238,664
*   Flagstar Bancorp, Inc..............................  1,679     23,859
    Flushing Financial Corp............................  2,863     51,820
#   FNB Corp........................................... 12,916    154,992
    FNF Group.......................................... 25,329    889,048
*   FNFV Group.........................................  8,442    104,681
*   Forest City Enterprises, Inc. Class A.............. 14,676    359,562
#*  Forest City Enterprises, Inc. Class B..............  3,286     80,573
#*  Forestar Group, Inc................................  3,501     46,458
    Fox Chase Bancorp, Inc.............................    800     12,992
    Franklin Resources, Inc............................ 43,500  2,241,555
    Fulton Financial Corp.............................. 20,459    228,118
#   FXCM, Inc. Class A.................................  2,007      4,415
    GAMCO Investors, Inc. Class A......................    467     38,131
*   Genworth Financial, Inc. Class A................... 49,956    348,693
#   German American Bancorp, Inc.......................  1,398     39,144
    GFI Group, Inc.....................................  8,500     47,685
#   Glacier Bancorp, Inc...............................  6,536    145,557
*   Global Indemnity P.L.C.............................  1,204     31,593
    Goldman Sachs Group, Inc. (The).................... 46,612  8,036,375
    Great Southern Bancorp, Inc........................  1,100     39,732
#*  Green Dot Corp. Class A............................  2,200     33,550
#   Greenhill & Co., Inc...............................  2,900    106,952
*   Greenlight Capital Re, Ltd. Class A................  2,682     84,242
#   Guaranty Bancorp...................................    319      4,268
*   Hallmark Financial Services, Inc...................  1,034     11,415
    Hampden Bancorp, Inc...............................    504     10,125
    Hancock Holding Co.................................  8,126    212,170
    Hanmi Financial Corp...............................  4,412     87,622
    Hanover Insurance Group, Inc. (The)................  4,156    286,764
    Hartford Financial Services Group, Inc. (The)...... 46,636  1,814,140
    HCC Insurance Holdings, Inc........................ 11,125    593,408
#   HCI Group, Inc.....................................  1,104     51,016
    Heartland Financial USA, Inc.......................  1,732     47,838
    Heritage Commerce Corp.............................  2,541     21,243
    Heritage Financial Corp............................  2,274     35,292
    Heritage Financial Group, Inc......................  1,473     35,308
    HFF, Inc. Class A..................................  3,557    120,831
*   Hilltop Holdings, Inc..............................  7,641    138,684
#   Home BancShares, Inc...............................  5,904    174,876

                                     1251

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CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    HopFed Bancorp, Inc................................     208 $     2,748
    Horace Mann Educators Corp.........................   3,472     105,792
*   Howard Hughes Corp. (The)..........................   3,661     478,236
    Hudson City Bancorp, Inc...........................  50,766     455,371
    Hudson Valley Holding Corp.........................   1,023      25,237
    Huntington Bancshares, Inc.........................  90,200     903,804
    Iberiabank Corp....................................   2,725     148,812
#   Independence Holding Co............................   2,640      33,554
    Independent Bank Corp..............................   2,038      77,098
    Infinity Property & Casualty Corp..................     800      56,216
    Interactive Brokers Group, Inc. Class A............   4,380     134,159
    Intercontinental Exchange, Inc.....................  12,178   2,505,380
    International Bancshares Corp......................   6,326     142,398
    Intervest Bancshares Corp. Class A.................     254       2,502
#*  INTL. FCStone, Inc.................................   1,015      19,569
    Invesco, Ltd.......................................  45,668   1,677,386
*   Investment Technology Group, Inc...................   3,824      79,348
#   Investors Bancorp, Inc.............................  33,300     366,633
#   Janus Capital Group, Inc...........................  17,800     312,212
    JMP Group, Inc.....................................   2,391      18,243
    Jones Lang LaSalle, Inc............................   4,700     691,276
    JPMorgan Chase & Co................................ 417,021  22,677,602
*   KCG Holdings, Inc. Class A.........................     910      11,129
#*  Kearny Financial Corp..............................   2,846      36,998
    Kemper Corp........................................   4,800     167,568
    Kennedy-Wilson Holdings, Inc.......................   5,491     146,006
    KeyCorp............................................  99,458   1,291,959
    Lakeland Bancorp, Inc..............................   3,852      41,563
    Lakeland Financial Corp............................   1,700      64,158
    LegacyTexas Financial Group, Inc...................   3,295      65,307
    Legg Mason, Inc....................................  13,474     746,999
#*  LendingTree, Inc...................................     721      29,691
    Leucadia National Corp.............................  30,595     693,589
    Lincoln National Corp..............................  28,868   1,442,823
    LNB Bancorp, Inc...................................     634      11,032
    Loews Corp.........................................  33,655   1,287,640
    Louisiana Bancorp, Inc.............................     200       4,272
#   LPL Financial Holdings, Inc........................   8,051     331,299
#   M&T Bank Corp......................................  12,077   1,366,633
#   Macatawa Bank Corp.................................     886       4,669
#   Maiden Holdings, Ltd...............................   4,691      58,638
    MainSource Financial Group, Inc....................   1,600      30,720
*   Markel Corp........................................   1,367     934,153
    MarketAxess Holdings, Inc..........................   3,978     302,209
    Marlin Business Services Corp......................   1,200      19,260
    Marsh & McLennan Cos., Inc.........................  58,468   3,143,824
    MB Financial, Inc..................................   5,147     146,226
*   MBIA, Inc..........................................  14,600     117,092
    McGraw Hill Financial, Inc.........................  29,645   2,651,449
    Meadowbrook Insurance Group, Inc...................   3,491      28,975
    Mercantile Bank Corp...............................     285       5,415
    Merchants Bancshares, Inc..........................     694      18,578
    Mercury General Corp...............................   3,136     179,222

                                     1252

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CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
#*  Meridian Bancorp, Inc..............................   4,269 $   49,563
    MetLife, Inc....................................... 103,580  4,816,470
*   Metro Bancorp, Inc.................................   1,694     43,129
#*  MGIC Investment Corp...............................  15,500    132,060
#   MidSouth Bancorp, Inc..............................     900     12,546
#   Montpelier Re Holdings, Ltd........................   5,500    193,215
    Moody's Corp.......................................  21,472  1,961,038
    Morgan Stanley..................................... 164,126  5,549,100
    MSCI, Inc..........................................  12,894    693,955
    NASDAQ OMX Group, Inc. (The).......................  12,931    589,654
#   National Interstate Corp...........................     588     15,153
    National Penn Bancshares, Inc......................  12,482    121,075
    Navient Corp.......................................  47,447    936,604
*   Navigators Group, Inc. (The).......................   1,805    133,967
    NBT Bancorp, Inc...................................   3,984     91,672
    Nelnet, Inc. Class A...............................   3,140    137,344
#   New York Community Bancorp, Inc....................  45,172    697,907
#*  NewStar Financial, Inc.............................   3,834     40,525
    Northeast Community Bancorp, Inc...................   1,626     11,284
    Northern Trust Corp................................  23,457  1,533,619
#   Northfield Bancorp, Inc............................   5,064     72,922
    Northrim BanCorp, Inc..............................     600     12,438
    NorthStar Asset Management Group, Inc..............  19,518    413,196
    Northwest Bancshares, Inc..........................  10,509    124,006
#   OceanFirst Financial Corp..........................   1,629     26,390
#*  Ocwen Financial Corp...............................  12,045     73,715
#   OFG Bancorp........................................   3,500     56,350
    Old National Bancorp...............................   9,703    130,117
    Old Republic International Corp....................  25,886    363,439
    OneBeacon Insurance Group, Ltd. Class A............   3,161     49,975
    Oppenheimer Holdings, Inc. Class A.................     765     15,109
    Oritani Financial Corp.............................   6,231     87,919
    Pacific Continental Corp...........................   1,300     16,432
*   Pacific Mercantile Bancorp.........................   1,425      9,761
    PacWest Bancorp....................................   9,737    416,305
#   Park National Corp.................................   1,100     88,451
    Park Sterling Corp.................................   1,320      8,844
    PartnerRe, Ltd.....................................   5,942    679,765
*   Patriot National Bancorp, Inc......................     200        344
#   Peapack Gladstone Financial Corp...................   1,562     27,850
#   People's United Financial, Inc.....................  35,258    496,080
#   Peoples Bancorp, Inc...............................   1,197     27,351
*   PHH Corp...........................................   5,033    125,523
*   Phoenix Cos., Inc. (The)...........................     418     25,929
#*  PICO Holdings, Inc.................................   1,800     28,782
    Pinnacle Financial Partners, Inc...................   3,063    110,084
*   Piper Jaffray Cos..................................   1,704     86,989
    Platinum Underwriters Holdings, Ltd................   4,187    309,126
    PNC Financial Services Group, Inc. (The)...........  57,731  4,880,579
*   Popular, Inc.......................................  10,217    314,990
#*  PRA Group, Inc.....................................   5,700    282,264
    Preferred Bank.....................................     453     11,828
    Primerica, Inc.....................................   4,556    226,160

                                     1253

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CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    Principal Financial Group, Inc.....................  30,768 $1,443,942
    PrivateBancorp, Inc................................   6,123    185,772
    ProAssurance Corp..................................   6,800    301,716
    Progressive Corp. (The)............................  58,720  1,523,784
    Prosperity Bancshares, Inc.........................   6,400    293,056
    Protective Life Corp...............................   8,300    580,585
    Provident Financial Services, Inc..................   5,262     91,348
    Prudential Financial, Inc..........................  49,675  3,769,339
    Pulaski Financial Corp.............................     342      4,070
    Pzena Investment Management, Inc. Class A..........     566      4,602
    QC Holdings, Inc...................................   1,034      1,753
#   Radian Group, Inc..................................   9,498    149,688
    Raymond James Financial, Inc.......................  12,829    675,062
*   Realogy Holdings Corp..............................  15,243    708,800
#*  Regional Management Corp...........................     133      1,932
    Regions Financial Corp............................. 147,472  1,283,006
    Reinsurance Group of America, Inc..................   7,190    595,404
    RenaissanceRe Holdings, Ltd........................   4,400    420,772
    Renasant Corp......................................   2,122     55,512
#   Republic Bancorp, Inc. Class A.....................     805     18,346
#*  Republic First Bancorp, Inc........................     500      1,715
#   Resource America, Inc. Class A.....................   2,228     19,584
*   Riverview Bancorp, Inc.............................   1,205      5,302
#   RLI Corp...........................................   3,600    168,876
#   S&T Bancorp, Inc...................................   2,523     69,357
#*  Safeguard Scientifics, Inc.........................   1,767     32,389
    Safety Insurance Group, Inc........................   1,800    111,510
#   Sandy Spring Bancorp, Inc..........................   1,969     48,693
*   Seacoast Banking Corp. of Florida..................      60        760
    SEI Investments Co.................................  17,903    719,164
    Selective Insurance Group, Inc.....................   5,977    154,326
    SI Financial Group, Inc............................   1,347     14,830
#   Sierra Bancorp.....................................     240      3,802
*   Signature Bank.....................................   5,530    647,729
    Simmons First National Corp. Class A...............   1,469     54,970
    Simplicity Bancorp, Inc............................     784     13,791
    SLM Corp...........................................  53,247    485,080
    South State Corp...................................   2,610    155,843
#   Southside Bancshares, Inc..........................   2,916     79,607
    Southwest Bancorp, Inc.............................   1,600     24,416
#*  St Joe Co. (The)...................................   6,985    112,878
    StanCorp Financial Group, Inc......................   4,400    272,976
    State Auto Financial Corp..........................   1,800     39,600
    State Street Corp..................................  48,206  3,447,211
    Sterling Bancorp...................................   7,216     95,107
    Stewart Information Services Corp..................   1,894     67,805
*   Stifel Financial Corp..............................   5,929    279,552
    Stock Yards Bancorp, Inc...........................   1,733     53,376
    Suffolk Bancorp....................................   1,838     42,274
#*  Sun Bancorp, Inc...................................     427      7,814
    SunTrust Banks, Inc................................  58,912  2,263,399
    Susquehanna Bancshares, Inc........................  18,710    235,933
*   SVB Financial Group................................   5,195    586,516

                                     1254

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CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    Symetra Financial Corp.............................   7,540 $   153,137
#   Synovus Financial Corp.............................  14,407     371,268
    T Rowe Price Group, Inc............................  27,765   2,185,661
    TCF Financial Corp.................................  15,296     224,851
    TD Ameritrade Holding Corp.........................  28,912     936,460
#*  Tejon Ranch Co.....................................   1,649      40,598
    Territorial Bancorp, Inc...........................     840      18,262
*   Texas Capital Bancshares, Inc......................   4,203     171,693
    TFS Financial Corp.................................  11,114     155,818
#   Tompkins Financial Corp............................     868      44,502
    Torchmark Corp.....................................  14,850     743,540
    Towne Bank.........................................   2,502      36,304
    Travelers Cos., Inc. (The).........................  38,902   3,999,904
    Trico Bancshares...................................   1,628      38,014
#   TrustCo Bank Corp..................................   7,300      46,939
#   Trustmark Corp.....................................   7,311     156,163
    U.S. Bancorp....................................... 198,344   8,312,597
#   UMB Financial Corp.................................   3,900     189,228
#   Umpqua Holdings Corp...............................  20,369     315,923
    Union Bankshares Corp..............................   4,955      99,100
#   United Bankshares, Inc.............................   6,183     209,047
    United Community Banks, Inc........................   3,059      53,563
#   United Community Financial Corp....................     596       3,218
    United Financial Bancorp, Inc......................   5,504      68,470
    United Fire Group, Inc.............................   2,765      77,254
*   United Security Bancshares.........................   1,718       8,865
#   Universal Insurance Holdings, Inc..................   2,136      49,619
    Univest Corp. of Pennsylvania......................   1,893      35,058
    Unum Group.........................................  29,554     917,947
    Validus Holdings, Ltd..............................   8,464     335,598
#   Valley National Bancorp............................  21,526     195,456
#   Virtus Investment Partners, Inc....................     750     101,723
    Voya Financial, Inc................................  14,581     568,805
    Waddell & Reed Financial, Inc. Class A.............   9,308     416,161
*   Walker & Dunlop, Inc...............................   1,159      20,572
#   Washington Federal, Inc............................   9,784     194,310
#   Washington Trust Bancorp, Inc......................   1,700      62,254
    Waterstone Financial, Inc..........................   1,767      22,406
    Webster Financial Corp.............................   9,115     278,281
    Wells Fargo & Co................................... 550,965  28,606,103
#   WesBanco, Inc......................................   2,465      74,394
#   West Bancorporation, Inc...........................   2,033      33,260
#   Westamerica Bancorporation.........................   3,200     130,176
*   Western Alliance Bancorp...........................   9,287     238,769
    Westfield Financial, Inc...........................   4,099      29,513
#   Westwood Holdings Group, Inc.......................     700      41,293
    White Mountains Insurance Group, Ltd...............      22      14,181
    Willis Group Holdings P.L.C........................  62,835   2,720,755
    Wilshire Bancorp, Inc..............................   6,161      56,065
    Wintrust Financial Corp............................   4,593     199,658
#   WisdomTree Investments, Inc........................  12,588     219,283
#*  World Acceptance Corp..............................   1,500     110,175
#   WR Berkley Corp....................................  12,332     604,145

                                     1255

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CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Financials -- (Continued)
    WSFS Financial Corp................................     415 $     30,652
    XL Group P.L.C.....................................  31,713    1,093,781
*   Yadkin Financial Corp..............................     157        2,992
    Zions Bancorporation...............................  20,774      497,745
                                                                ------------
Total Financials.......................................          320,070,388
                                                                ------------
Health Care -- (13.8%)
#   Abaxis, Inc........................................   1,236       75,989
    Abbott Laboratories................................ 165,498    7,407,690
    AbbVie, Inc........................................ 174,282   10,517,919
#*  Acadia Healthcare Co., Inc.........................   5,360      309,540
#*  ACADIA Pharmaceuticals, Inc........................   8,876      270,097
#*  Accuray, Inc.......................................   4,567       33,659
#*  Acorda Therapeutics, Inc...........................   4,300      178,665
#*  Actavis P.L.C......................................  29,193    7,781,102
*   Addus HomeCare Corp................................     340        7,541
    Aetna, Inc.........................................  40,376    3,707,324
#*  Affymetrix, Inc....................................  12,765      140,926
    Agilent Technologies, Inc..........................  36,322    1,371,882
#*  Agios Pharmaceuticals, Inc.........................   2,400      278,208
#*  Air Methods Corp...................................   3,900      162,045
#*  Akorn, Inc.........................................   8,986      382,624
#*  Albany Molecular Research, Inc.....................   3,400       55,522
*   Alere, Inc.........................................   8,565      348,510
*   Alexion Pharmaceuticals, Inc.......................  21,654    3,967,879
#*  Align Technology, Inc..............................   7,510      398,406
#*  Alkermes P.L.C.....................................  29,557    2,135,493
    Allergan, Inc......................................  31,158    6,831,703
*   Alliance HealthCare Services, Inc..................   1,000       22,540
#*  Allscripts Healthcare Solutions, Inc...............  18,960      225,814
#*  Almost Family, Inc.................................     812       24,652
#*  Alnylam Pharmaceuticals, Inc.......................   6,927      649,960
*   Alphatec Holdings, Inc.............................   7,600        9,728
#*  AMAG Pharmaceuticals, Inc..........................   2,000       88,380
#*  Amedisys, Inc......................................   3,037       85,583
    AmerisourceBergen Corp.............................  25,180    2,393,359
    Amgen, Inc.........................................  83,018   12,640,321
*   AMN Healthcare Services, Inc.......................   6,328      119,093
*   Amsurg Corp........................................   4,550      251,069
#   Analogic Corp......................................   1,300      105,989
*   AngioDynamics, Inc.................................   1,880       36,181
#*  Anika Therapeutics, Inc............................   1,888       73,972
    Anthem, Inc........................................  32,544    4,392,138
*   Arqule, Inc........................................   2,900        3,364
#*  athenahealth, Inc..................................   3,898      544,590
    Baxter International, Inc..........................  59,079    4,153,844
    Becton Dickinson and Co............................  20,934    2,890,567
#*  Bio-Rad Laboratories, Inc. Class A.................   2,013      230,428
*   Bio-Reference Laboratories, Inc....................   2,873       96,332
    Bio-Techne Corp....................................   3,871      360,080
*   Biogen Idec, Inc...................................  26,021   10,126,332
*   BioMarin Pharmaceutical, Inc.......................  15,353    1,491,697
#*  BioScrip, Inc......................................   6,872       39,514

                                     1256

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CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
#*  Biota Pharmaceuticals, Inc.........................     488 $     1,171
#*  BioTelemetry, Inc..................................     646       6,382
*   Boston Scientific Corp............................. 159,048   2,355,501
    Bristol-Myers Squibb Co............................ 181,943  10,965,705
#*  Brookdale Senior Living, Inc.......................  16,178     546,007
#*  Bruker Corp........................................  10,040     189,354
*   Cambrex Corp.......................................   3,827      85,840
    Cantel Medical Corp................................   3,750     152,138
#*  Capital Senior Living Corp.........................   3,849      91,876
    Cardinal Health, Inc...............................  35,293   2,936,025
*   CareFusion Corp....................................  23,317   1,382,698
*   Celgene Corp.......................................  87,214  10,392,420
*   Centene Corp.......................................   6,400     698,624
#*  Cepheid............................................   6,605     373,249
*   Cerner Corp........................................  33,089   2,195,455
*   Charles River Laboratories International, Inc......   5,400     374,490
#   Chemed Corp........................................   2,300     232,622
    Cigna Corp.........................................  29,209   3,120,397
#*  Community Health Systems, Inc......................  12,889     606,685
#   Computer Programs & Systems, Inc...................   1,145      56,403
#   CONMED Corp........................................   2,535     120,767
#   Cooper Cos., Inc. (The)............................   5,265     830,027
*   Corvel Corp........................................   1,800      59,292
*   Covance, Inc.......................................   5,900     626,639
    CR Bard, Inc.......................................   7,800   1,334,034
*   Cross Country Healthcare, Inc......................   1,700      17,391
    CryoLife, Inc......................................   3,061      34,467
*   Cumberland Pharmaceuticals, Inc....................   2,792      16,222
*   Cutera, Inc........................................   1,850      24,605
*   Cyberonics, Inc....................................   2,900     161,153
#*  Cynosure, Inc. Class A.............................   1,993      60,228
*   DaVita HealthCare Partners, Inc....................  18,740   1,406,624
    DENTSPLY International, Inc........................  14,018     701,250
*   Depomed, Inc.......................................   8,100     147,987
*   DexCom, Inc........................................   8,851     529,113
*   Edwards Lifesciences Corp..........................  11,906   1,492,417
    Eli Lilly & Co..................................... 109,999   7,919,928
#*  Emergent Biosolutions, Inc.........................   2,866      80,334
*   Endo International P.L.C...........................  16,690   1,328,704
    Ensign Group, Inc. (The)...........................   1,831      75,987
*   Envision Healthcare Holdings, Inc..................  15,031     516,766
*   Enzo Biochem, Inc..................................   3,718      11,712
#*  EPIRUS Biopharmaceuticals, Inc.....................      16          79
*   Exactech, Inc......................................   1,400      29,106
#*  ExamWorks Group, Inc...............................   4,044     149,466
*   Express Scripts Holding Co.........................  85,387   6,891,585
*   Five Star Quality Care, Inc........................   4,366      15,194
*   Genesis Healthcare, Inc............................   2,400      19,920
*   Gentiva Health Services, Inc.......................   3,177      61,697
*   Gilead Sciences, Inc............................... 166,797  17,485,330
#*  Globus Medical, Inc. Class A.......................   5,200     122,616
*   Greatbatch, Inc....................................   2,450     118,972
*   Haemonetics Corp...................................   5,600     221,760

                                     1257

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CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
*   Halyard Health, Inc................................   5,003 $   222,984
#*  Hanger, Inc........................................   3,139      67,740
#*  Harvard Apparatus Regenerative Technology, Inc.....   1,034       3,361
*   Harvard Bioscience, Inc............................   4,139      21,564
*   HCA Holdings, Inc..................................  32,841   2,325,143
*   Health Net, Inc....................................   8,691     470,791
    HealthSouth Corp...................................  10,319     455,068
*   HealthStream, Inc..................................   2,809      79,382
#*  Healthways, Inc....................................   3,100      63,922
*   Henry Schein, Inc..................................   9,246   1,276,595
    Hill-Rom Holdings, Inc.............................   6,500     310,440
#*  HMS Holdings Corp..................................   7,750     153,334
*   Hologic, Inc.......................................  25,846     784,814
*   Hospira, Inc.......................................  18,244   1,157,217
    Humana, Inc........................................  17,105   2,504,856
*   ICU Medical, Inc...................................   1,350     112,833
#*  Idera Pharmaceuticals, Inc.........................   3,093      13,980
#*  IDEXX Laboratories, Inc............................   5,800     918,836
*   Illumina, Inc......................................  15,505   3,026,421
#*  Impax Laboratories, Inc............................   7,940     291,160
#*  Incyte Corp........................................  16,759   1,335,860
*   Infinity Pharmaceuticals, Inc......................   2,823      43,587
*   Insys Therapeutics, Inc............................     784      37,460
#*  Integra LifeSciences Holdings Corp.................   2,600     144,872
#*  Intrexon Corp......................................   3,800     109,098
*   Intuitive Surgical, Inc............................   4,038   1,996,710
    Invacare Corp......................................   3,000      43,950
#*  IPC Healthcare, Inc................................   1,600      64,576
#*  Isis Pharmaceuticals, Inc..........................  11,938     817,872
#*  Jazz Pharmaceuticals P.L.C.........................   6,346   1,074,632
    Johnson & Johnson.................................. 312,626  31,306,368
    Kindred Healthcare, Inc............................   5,377      99,259
*   Laboratory Corp. of America Holdings...............  10,100   1,159,278
#   Landauer, Inc......................................     917      25,648
#*  Lannett Co., Inc...................................   2,787     132,187
    LeMaitre Vascular, Inc.............................   2,283      18,059
*   LHC Group, Inc.....................................   1,463      43,480
*   LifePoint Hospitals, Inc...........................   4,944     322,547
#*  Ligand Pharmaceuticals, Inc. Class B...............   1,893     107,750
#*  Luminex Corp.......................................   3,762      66,399
#*  Magellan Health, Inc...............................   2,600     156,312
*   Mallinckrodt P.L.C.................................  12,372   1,311,308
*   Masimo Corp........................................   5,278     134,695
    McKesson Corp......................................  25,342   5,388,976
*   MedAssets, Inc.....................................   4,800      88,848
o*  MedCath Corp.......................................   1,565          --
*   Medicines Co. (The)................................   5,790     165,999
*   MediciNova, Inc....................................     500       1,890
*   Medivation, Inc....................................   8,037     874,586
*   MEDNAX, Inc........................................  10,528     714,746
    Medtronic P.L.C.................................... 155,623  11,111,496
    Merck & Co., Inc................................... 322,370  19,432,464
#   Meridian Bioscience, Inc...........................   4,363      75,480

                                     1258

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
*   Merit Medical Systems, Inc.........................   4,472 $    68,556
*   Mettler-Toledo International, Inc..................   3,200     972,640
#*  Molina Healthcare, Inc.............................   3,211     163,472
*   Momenta Pharmaceuticals, Inc.......................   4,800      51,696
#*  MWI Veterinary Supply, Inc.........................   1,239     235,001
#*  Mylan, Inc.........................................  43,350   2,304,052
#*  Myriad Genetics, Inc...............................   9,000     336,780
    National Healthcare Corp...........................   1,000      62,970
#   National Research Corp. Class A....................     600       8,310
#   National Research Corp. Class B....................     100       3,455
#*  Natus Medical, Inc.................................   2,606      97,986
*   Neogen Corp........................................   2,958     136,364
*   NuVasive, Inc......................................   4,366     202,233
    Omnicare, Inc......................................  12,061     904,334
*   Omnicell, Inc......................................   4,051     128,943
#*  Opko Health, Inc...................................  22,157     268,764
#*  OraSure Technologies, Inc..........................   4,876      44,810
*   Orthofix International NV..........................   1,730      52,765
#   Owens & Minor, Inc.................................   6,767     231,634
#*  Pacira Pharmaceuticals, Inc........................   3,342     358,764
*   Pain Therapeutics, Inc.............................   2,000       3,940
#   Paratek Pharmaceuticals, Inc.......................      19         469
*   PAREXEL International Corp.........................   6,325     385,572
    Patterson Cos., Inc................................   9,800     490,882
#*  PDI, Inc...........................................   1,874       2,923
#   PDL BioPharma, Inc.................................  14,616     106,551
    PerkinElmer, Inc...................................  12,400     566,804
    Perrigo Co. P.L.C..................................  14,542   2,206,603
    Pfizer, Inc........................................ 696,727  21,772,719
#*  Pharmacyclics, Inc.................................   6,581   1,110,544
*   PharMerica Corp....................................   2,600      59,826
#*  PhotoMedex, Inc....................................   1,800       3,384
#*  Pozen, Inc.........................................   3,692      25,512
#*  Prestige Brands Holdings, Inc......................   5,228     179,111
#*  Progenics Pharmaceuticals, Inc.....................   3,300      19,734
*   ProPhase Labs, Inc.................................     350         557
*   Providence Service Corp. (The).....................   1,602      62,478
#*  pSivida Corp.......................................   1,029       3,982
#*  Puma Biotechnology, Inc............................   2,738     577,937
#   Quality Systems, Inc...............................   4,000      65,160
#   Quest Diagnostics, Inc.............................  16,526   1,174,503
#*  Quidel Corp........................................   2,861      67,348
*   Quintiles Transnational Holdings, Inc..............   7,459     451,269
#*  RadNet, Inc........................................   1,992      15,717
*   Receptos, Inc......................................   2,377     261,874
*   Regeneron Pharmaceuticals, Inc.....................   8,600   3,583,276
#*  Repligen Corp......................................   3,600      87,444
#   ResMed, Inc........................................  14,750     921,432
#*  Rigel Pharmaceuticals, Inc.........................   5,853      12,116
#*  RTI Surgical, Inc..................................   5,843      26,060
#*  Sagent Pharmaceuticals, Inc........................     432      11,089
#*  Salix Pharmaceuticals, Ltd.........................   6,400     861,888
*   Sciclone Pharmaceuticals, Inc......................   2,710      20,000

                                     1259

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Health Care -- (Continued)
#*  Seattle Genetics, Inc..............................  11,055 $    344,474
#   Select Medical Holdings Corp.......................   6,247       84,459
#*  Sirona Dental Systems, Inc.........................   5,975      539,064
*   Special Diversified Opportunities, Inc.............   2,577        3,067
#*  Spectrum Pharmaceuticals, Inc......................   6,160       43,120
    St Jude Medical, Inc...............................  29,968    1,973,992
#   STERIS Corp........................................   6,066      395,625
    Stryker Corp.......................................  33,080    3,011,934
#*  Sucampo Pharmaceuticals, Inc. Class A..............     600        9,036
#*  SurModics, Inc.....................................   1,400       32,088
*   Symmetry Surgical, Inc.............................     825        5,940
#*  Synageva BioPharma Corp............................   2,200      253,484
#*  Targacept, Inc.....................................   1,844        4,628
*   Taro Pharmaceutical Industries, Ltd................   1,377      229,271
*   Team Health Holdings, Inc..........................   7,080      366,036
#   Teleflex, Inc......................................   4,373      479,106
#*  Tenet Healthcare Corp..............................  11,700      494,676
#*  Theravance Biopharma, Inc..........................   2,396       38,911
    Thermo Fisher Scientific, Inc......................  43,031    5,387,912
*   Thoratec Corp......................................   6,444      231,275
*   Tornier NV.........................................   1,109       26,805
*   Triple-S Management Corp. Class B..................   2,513       60,513
#*  United Therapeutics Corp...........................   5,000      705,650
    UnitedHealth Group, Inc............................ 108,703   11,549,694
*   Universal American Corp............................   3,113       28,110
    Universal Health Services, Inc. Class B............   9,500      974,035
    US Physical Therapy, Inc...........................     902       34,989
    Utah Medical Products, Inc.........................     276       15,646
#*  Varian Medical Systems, Inc........................  11,557    1,069,716
*   Vascular Solutions, Inc............................   1,700       46,342
*   VCA, Inc...........................................   9,000      468,900
*   Vertex Pharmaceuticals, Inc........................  26,076    2,872,011
*   Vical, Inc.........................................     798          830
*   Waters Corp........................................   9,300    1,107,165
#*  WellCare Health Plans, Inc.........................   4,200      305,970
    West Pharmaceutical Services, Inc..................   7,390      364,401
*   Wright Medical Group, Inc..........................   3,917       95,614
    Zimmer Holdings, Inc...............................  18,480    2,071,608
    Zoetis, Inc........................................  56,227    2,402,580
                                                                ------------
Total Health Care......................................          339,360,408
                                                                ------------
Industrials -- (10.9%)
    3M Co..............................................  67,855   11,012,866
#   AAON, Inc..........................................   6,918      150,882
    AAR Corp...........................................   3,583      102,689
    ABM Industries, Inc................................   5,315      153,444
    Acacia Research Corp...............................   4,362       54,612
*   ACCO Brands Corp...................................  10,352       81,988
    Aceto Corp.........................................   2,454       47,608
    Acme United Corp...................................     400        7,600
    Actuant Corp. Class A..............................   7,200      166,392
    Acuity Brands, Inc.................................   4,982      746,752
#*  Adept Technology, Inc..............................   1,502       13,969

                                     1260

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CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Industrials -- (Continued)
#   ADT Corp. (The).................................... 18,602 $   639,909
#*  Advisory Board Co. (The)...........................  3,600     168,768
*   AECOM.............................................. 15,777     401,051
*   Aegion Corp........................................  6,240      95,597
#*  Aerovironment, Inc.................................  2,727      69,784
#   AGCO Corp.......................................... 10,140     439,468
#   Air Lease Corp..................................... 10,293     359,637
*   Air Transport Services Group, Inc..................  3,656      30,454
    Alamo Group, Inc...................................    789      35,544
    Alaska Air Group, Inc.............................. 14,864   1,008,820
    Albany International Corp. Class A.................  2,633      89,864
    Allegiant Travel Co................................  1,647     298,552
    Allegion P.L.C..................................... 10,655     575,477
    Alliant Techsystems, Inc...........................  3,650     475,631
    Allison Transmission Holdings, Inc................. 16,196     507,259
#   Altra Industrial Motion Corp.......................  4,206     107,463
*   AMERCO.............................................    854     244,338
#*  Ameresco, Inc. Class A.............................  1,700       9,911
    American Airlines Group, Inc....................... 81,400   3,995,112
#   American Railcar Industries, Inc...................  1,606      80,621
#   American Science & Engineering, Inc................  1,029      47,746
*   American Woodmark Corp.............................  1,214      49,932
    AMETEK, Inc........................................ 26,050   1,247,795
    AO Smith Corp......................................  9,832     584,119
    Apogee Enterprises, Inc............................  3,751     162,268
    Applied Industrial Technologies, Inc...............  4,082     165,035
*   ARC Document Solutions, Inc........................  3,000      27,510
#   ArcBest Corp.......................................  3,000     111,780
    Argan, Inc.........................................  1,347      40,962
*   Armstrong World Industries, Inc....................  5,335     270,484
#   Astec Industries, Inc..............................  2,360      83,922
*   Astronics Corp.....................................  1,158      64,489
#*  Astronics Corp. Class B............................    508      28,448
*   Atlas Air Worldwide Holdings, Inc..................  2,609     117,927
*   Avis Budget Group, Inc............................. 11,377     652,016
    AZZ, Inc...........................................  2,800     118,132
#*  B/E Aerospace, Inc................................. 10,903     635,972
    Babcock & Wilcox Co. (The)......................... 11,668     317,720
    Barnes Group, Inc..................................  5,300     182,055
#   Barrett Business Services, Inc.....................    825      25,286
*   Beacon Roofing Supply, Inc.........................  4,942     117,076
*   Blount International, Inc..........................  5,320      82,460
*   BlueLinx Holdings, Inc.............................    873         908
    Boeing Co. (The)................................... 75,085  10,915,106
    Brady Corp. Class A................................  4,590     120,120
#   Briggs & Stratton Corp.............................  4,639      85,404
    Brink's Co. (The)..................................  4,959     111,131
#*  Builders FirstSource, Inc..........................  3,029      17,932
*   CAI International, Inc.............................  1,400      29,358
    Carlisle Cos., Inc.................................  6,798     609,645
#*  Casella Waste Systems, Inc. Class A................  3,338      12,718
    Caterpillar, Inc................................... 69,724   5,575,828
#*  CBIZ, Inc..........................................  5,600      46,368

                                     1261

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CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
    CDI Corp...........................................   1,100 $   18,689
    Ceco Environmental Corp............................   1,142     15,668
    Celadon Group, Inc.................................   3,823     91,102
#   CH Robinson Worldwide, Inc.........................  17,200  1,224,984
*   Chart Industries, Inc..............................   3,200     91,200
#   Chicago Bridge & Iron Co. NV.......................   8,906    307,346
    Cintas Corp........................................  10,200    802,740
    CIRCOR International, Inc..........................   1,580     78,036
    Civeo Corp.........................................  11,400     33,402
#   CLARCOR, Inc.......................................   5,300    331,409
#*  Clean Harbors, Inc.................................   6,136    290,356
#*  Colfax Corp........................................   8,888    402,715
    Columbus McKinnon Corp.............................   2,000     50,100
    Comfort Systems USA, Inc...........................   4,929     82,068
*   Command Security Corp..............................   1,531      3,384
*   Commercial Vehicle Group, Inc......................   2,700     14,931
    Con-way, Inc.......................................   5,656    231,726
    Copa Holdings SA Class A...........................   3,120    335,431
*   Copart, Inc........................................  11,500    420,900
    Corporate Executive Board Co. (The)................   3,688    252,702
    Courier Corp.......................................   1,460     34,266
#   Covanta Holding Corp...............................  12,535    256,215
*   Covenant Transportation Group, Inc. Class A........     779     22,046
*   CPI Aerostructures, Inc............................     541      6,357
*   CRA International, Inc.............................   1,100     32,483
    Crane Co...........................................   4,900    298,655
    CSX Corp........................................... 109,820  3,657,006
    Cubic Corp.........................................   1,635     85,494
    Cummins, Inc.......................................  18,889  2,634,260
    Curtiss-Wright Corp................................   4,900    325,997
    Danaher Corp.......................................  67,167  5,533,217
#   Deere & Co.........................................  37,000  3,152,030
    Delta Air Lines, Inc...............................  92,217  4,362,786
#   Deluxe Corp........................................   5,900    383,087
*   DigitalGlobe, Inc..................................   7,382    198,502
#   Donaldson Co., Inc.................................  15,100    552,056
    Douglas Dynamics, Inc..............................   3,141     63,417
    Dover Corp.........................................  19,380  1,357,375
*   Ducommun, Inc......................................   1,100     28,567
    Dun & Bradstreet Corp. (The).......................   4,900    564,039
*   DXP Enterprises, Inc...............................     999     40,979
*   Dycom Industries, Inc..............................   3,188     98,222
#   Dynamic Materials Corp.............................   1,062     15,038
    Eastern Co. (The)..................................     600     11,352
    Eaton Corp. P.L.C..................................  50,878  3,209,893
*   Echo Global Logistics, Inc.........................   1,877     49,553
    EMCOR Group, Inc...................................   7,100    286,556
#   Emerson Electric Co................................  76,589  4,360,978
#   Encore Wire Corp...................................   1,900     58,197
#*  Energy Recovery, Inc...............................   2,000      6,600
    EnerSys............................................   5,200    303,576
#*  Engility Holdings, Inc.............................   1,833     73,137
    Ennis, Inc.........................................   2,716     36,231

                                     1262

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CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Industrials -- (Continued)
*   EnPro Industries, Inc..............................     2,000 $   118,660
    Equifax, Inc.......................................    12,698   1,072,473
    ESCO Technologies, Inc.............................     2,486      89,546
*   Esterline Technologies Corp........................     3,200     358,688
    Exelis, Inc........................................    19,667     336,502
    Expeditors International of Washington, Inc........    22,436     980,004
    Exponent, Inc......................................     1,400     112,196
#   Fastenal Co........................................    30,365   1,348,206
    Federal Signal Corp................................     6,721     102,630
    FedEx Corp.........................................    30,129   5,095,115
    Flowserve Corp.....................................    15,600     850,044
    Fluor Corp.........................................    16,123     864,032
    Fortune Brands Home & Security, Inc................    16,980     760,534
    Forward Air Corp...................................     4,083     183,327
*   Franklin Covey Co..................................     1,500      27,105
#   Franklin Electric Co., Inc.........................     5,400     184,734
    FreightCar America, Inc............................     1,200      28,008
*   FTI Consulting, Inc................................     4,114     167,316
#*  Fuel Tech, Inc.....................................     1,700       5,491
*   Furmanite Corp.....................................     3,300      24,189
    G&K Services, Inc. Class A.........................     1,900     133,190
    GATX Corp..........................................     4,700     268,605
#*  Gencor Industries, Inc.............................       400       3,660
#*  GenCorp, Inc.......................................     4,917      82,606
#*  Generac Holdings, Inc..............................     6,865     300,275
#   General Cable Corp.................................     5,029      57,532
    General Dynamics Corp..............................    31,432   4,187,057
    General Electric Co................................ 1,108,872  26,490,952
*   Genesee & Wyoming, Inc. Class A....................     5,762     475,077
*   Gibraltar Industries, Inc..........................     3,140      47,540
    Global Power Equipment Group, Inc..................     1,290      15,906
#*  Goldfield Corp. (The)..............................     1,983       4,501
#   Gorman-Rupp Co. (The)..............................     2,441      69,593
*   GP Strategies Corp.................................     1,842      61,486
    Graco, Inc.........................................     6,625     471,965
#*  GrafTech International, Ltd........................    12,182      44,221
    Graham Corp........................................     1,500      31,035
#   Granite Construction, Inc..........................     3,685     125,585
*   Great Lakes Dredge & Dock Corp.....................     6,665      51,787
#   Greenbrier Cos., Inc. (The)........................     2,169     112,636
#   Griffon Corp.......................................     5,003      73,494
    H&E Equipment Services, Inc........................     3,255      57,093
    Hardinge, Inc......................................       700       7,987
    Harsco Corp........................................     8,088     119,379
*   Hawaiian Holdings, Inc.............................     4,038      78,499
*   HC2 Holdings, Inc..................................       900       6,714
*   HD Supply Holdings, Inc............................    18,371     529,636
#   Healthcare Services Group, Inc.....................     1,607      50,637
#   Heartland Express, Inc.............................     5,162     132,612
#   HEICO Corp.........................................     2,900     175,972
    HEICO Corp. Class A................................     3,551     167,501
    Heidrick & Struggles International, Inc............     1,861      41,240
    Herman Miller, Inc.................................     6,453     187,460

                                     1263

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CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Industrials -- (Continued)
*   Hertz Global Holdings, Inc......................... 36,477 $  748,508
    Hexcel Corp........................................ 10,870    480,780
*   Hill International, Inc............................  4,200     16,044
    Hillenbrand, Inc...................................  6,405    201,181
    HNI Corp...........................................  4,673    230,145
    Honeywell International, Inc....................... 81,267  7,944,662
    Houston Wire & Cable Co............................  2,370     26,236
*   Hub Group, Inc. Class A............................  5,798    193,653
    Hubbell, Inc. Class A..............................    275     29,851
    Hubbell, Inc. Class B..............................  5,637    597,747
*   Hudson Global, Inc.................................  3,600      8,820
    Huntington Ingalls Industries, Inc.................  5,491    640,251
    Hurco Cos., Inc....................................    883     30,976
*   Huron Consulting Group, Inc........................  2,384    179,324
    Hyster-Yale Materials Handling, Inc................  1,066     66,785
*   ICF International, Inc.............................  1,750     65,380
#   IDEX Corp..........................................  8,775    634,871
*   IHS, Inc. Class A..................................  7,064    813,278
    Illinois Tool Works, Inc........................... 42,288  3,936,590
    Ingersoll-Rand P.L.C............................... 30,166  2,003,022
#*  InnerWorkings, Inc.................................  5,543     28,436
*   Innovative Solutions & Support, Inc................  1,906      7,510
#   Insperity, Inc.....................................  3,580    150,145
    Insteel Industries, Inc............................  2,000     40,840
*   Integrated Electrical Services, Inc................    858      6,272
    Interface, Inc.....................................  7,269    114,196
#   International Shipholding Corp.....................    637     10,676
#   Intersections, Inc.................................  1,231      4,210
    ITT Corp...........................................  9,589    343,382
*   Jacobs Engineering Group, Inc...................... 13,400    510,540
#   JB Hunt Transport Services, Inc.................... 10,057    800,638
#*  JetBlue Airways Corp............................... 26,500    444,935
    John Bean Technologies Corp........................  2,998     90,510
#   Joy Global, Inc.................................... 10,525    441,418
    Kadant, Inc........................................    900     35,766
#   Kaman Corp......................................... 10,849    412,479
#   Kansas City Southern............................... 11,215  1,234,659
    KAR Auction Services, Inc.......................... 14,084    480,405
    KBR, Inc........................................... 15,190    251,091
#   Kelly Services, Inc. Class A.......................  2,711     45,816
#   Kennametal, Inc....................................  8,500    267,070
*   Key Technology, Inc................................    744      9,523
    Kforce, Inc........................................  2,790     65,286
#   Kimball International, Inc. Class B................  2,500     21,675
*   Kirby Corp.........................................  5,300    384,197
*   KLX, Inc...........................................  5,451    214,279
#   Knight Transportation, Inc.........................  5,768    164,330
    Knoll, Inc.........................................  5,103    104,560
*   Korn/Ferry International...........................  4,871    138,824
#*  Kratos Defense & Security Solutions, Inc...........  3,728     18,118
    L-3 Communications Holdings, Inc................... 11,000  1,354,320
    Landstar System, Inc...............................  4,810    308,225
#*  Lawson Products, Inc...............................    649     15,965

                                     1264

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CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Industrials -- (Continued)
#*  Layne Christensen Co...............................  1,700 $   13,753
    LB Foster Co. Class A..............................    581     27,545
    Lennox International, Inc..........................  4,700    462,057
    Lincoln Electric Holdings, Inc.....................  8,460    574,519
#   Lindsay Corp.......................................  1,349    116,581
#*  LMI Aerospace, Inc.................................    698      9,912
    Lockheed Martin Corp............................... 29,249  5,509,634
    LSI Industries, Inc................................  2,400     17,616
*   Lydall, Inc........................................  1,419     39,093
#   Manitowoc Co., Inc. (The).......................... 13,600    254,320
    Manpowergroup, Inc.................................  7,713    562,123
#   Marten Transport, Ltd..............................  3,358     68,671
    Masco Corp......................................... 38,326    952,018
#*  MasTec, Inc........................................  6,300    116,676
    Matson, Inc........................................  4,200    145,950
    Matthews International Corp. Class A...............  2,546    117,956
    McGrath RentCorp...................................  2,486     75,525
#*  Meritor, Inc.......................................  9,997    127,962
*   Mfri, Inc..........................................  1,091      6,088
*   Middleby Corp. (The)...............................  6,075    577,246
    Miller Industries, Inc.............................  1,421     28,704
*   Mistras Group, Inc.................................    203      4,080
#   Mobile Mini, Inc...................................  3,845    139,574
*   Moog, Inc. Class A.................................  3,953    277,896
#*  MRC Global, Inc....................................  6,500     70,265
#   MSA Safety, Inc....................................  3,481    151,980
#   MSC Industrial Direct Co., Inc. Class A............  5,217    391,640
    Mueller Industries, Inc............................  5,800    182,062
    Mueller Water Products, Inc. Class A............... 15,235    155,854
#   Multi-Color Corp...................................  1,486     86,515
*   MYR Group, Inc.....................................  2,509     62,800
#   National Presto Industries, Inc....................    737     46,431
*   Navigant Consulting, Inc...........................  4,323     62,381
*   NCI Building Systems, Inc..........................    674     10,400
    Nielsen NV......................................... 30,700  1,337,292
#   NL Industries, Inc.................................  4,704     32,975
    NN, Inc............................................  1,100     25,355
#   Nordson Corp.......................................  6,170    449,546
    Norfolk Southern Corp.............................. 33,685  3,434,859
*   Nortek, Inc........................................    786     59,995
    Northrop Grumman Corp.............................. 23,019  3,612,832
#*  Northwest Pipe Co..................................  1,100     26,323
#*  NOW, Inc........................................... 11,296    281,835
*   Old Dominion Freight Line, Inc.....................  6,962    488,175
    Omega Flex, Inc....................................    302      9,474
*   On Assignment, Inc.................................  4,685    164,584
*   Orbital Sciences Corp..............................  5,714    160,506
#*  Orion Energy Systems, Inc..........................    230      1,042
*   Orion Marine Group, Inc............................  2,500     22,825
    Oshkosh Corp.......................................  9,200    394,220
    Owens Corning...................................... 11,644    466,342
    PACCAR, Inc........................................ 37,833  2,274,142
    Pall Corp.......................................... 12,100  1,170,796

                                     1265

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Industrials -- (Continued)
*   PAM Transportation Services, Inc...................    492 $   28,487
    Park-Ohio Holdings Corp............................  1,300     69,459
    Parker Hannifin Corp............................... 15,690  1,827,257
*   Patrick Industries, Inc............................    600     25,800
*   Pendrell Corp...................................... 12,128     15,766
    Pentair P.L.C...................................... 22,197  1,371,997
*   PGT, Inc...........................................  2,609     22,411
    Pitney Bowes, Inc.................................. 21,813    523,076
*   PMFG, Inc..........................................    400      1,924
#*  Polypore International, Inc........................  5,100    228,072
#   Powell Industries, Inc.............................    700     27,307
#*  PowerSecure International, Inc.....................  2,600     24,440
    Precision Castparts Corp........................... 15,985  3,198,598
#   Primoris Services Corp.............................  3,064     57,542
#*  Proto Labs, Inc....................................  1,283     82,612
    Quad/Graphics, Inc.................................  2,303     46,152
*   Quality Distribution, Inc..........................  2,577     21,492
    Quanex Building Products Corp......................  3,800     71,554
*   Quanta Services, Inc............................... 20,829    551,552
#   Raven Industries, Inc..............................  5,746    123,194
    Raytheon Co........................................ 34,592  3,460,930
#   RBC Bearings, Inc..................................  2,240    130,010
    RCM Technologies, Inc..............................    395      2,338
    Regal-Beloit Corp..................................  4,464    307,346
*   Republic Airways Holdings, Inc.....................  4,358     59,966
    Republic Services, Inc............................. 31,237  1,239,484
    Resources Connection, Inc..........................  4,266     71,242
*   Rexnord Corp.......................................  9,016    223,146
*   Roadrunner Transportation Systems, Inc.............  1,537     31,232
    Robert Half International, Inc..................... 14,493    841,464
    Rockwell Automation, Inc........................... 14,920  1,625,086
    Rockwell Collins, Inc.............................. 14,032  1,201,420
#   Rollins, Inc.......................................  6,926    228,904
    Roper Industries, Inc.............................. 10,600  1,636,004
*   RPX Corp...........................................  2,672     32,999
#   RR Donnelley & Sons Co............................. 21,114    347,748
#*  Rush Enterprises, Inc. Class A.....................  2,675     74,900
#   Ryder System, Inc..................................  5,488    454,352
*   Saia, Inc..........................................  2,325     97,906
#*  Sensata Technologies Holding NV.................... 16,130    795,532
#   SIFCO Industries, Inc..............................    100      2,899
    Simpson Manufacturing Co., Inc.....................  3,827    124,913
    SkyWest, Inc.......................................  4,969     62,361
    Snap-on, Inc.......................................  6,294    835,277
#*  SolarCity Corp.....................................  2,775    134,893
    Southwest Airlines Co.............................. 81,139  3,665,860
*   SP Plus Corp.......................................  2,343     52,296
*   Sparton Corp.......................................    400      9,392
*   Spirit Aerosystems Holdings, Inc. Class A.......... 14,200    639,568
*   Spirit Airlines, Inc...............................  7,388    547,746
    SPX Corp...........................................  5,400    451,278
#*  Standard Register Co. (The)........................    360        565
    Standex International Corp.........................  1,820    127,564

                                     1266

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CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    Stanley Black & Decker, Inc........................  16,463 $ 1,541,760
    Steelcase, Inc. Class A............................  13,910     234,801
*   Stericycle, Inc....................................   9,382   1,231,763
#*  Sterling Construction Co., Inc.....................   1,440       4,997
    Sun Hydraulics Corp................................   2,235      80,996
#*  Swift Transportation Co............................   9,100     223,678
    TAL International Group, Inc.......................   3,192     129,755
#*  Taser International, Inc...........................   5,800     156,658
*   Team, Inc..........................................   1,992      75,975
*   Tecumseh Products Co...............................     900       3,186
*   Teledyne Technologies, Inc.........................   3,700     351,648
    Tennant Co.........................................   1,603     104,532
#   Terex Corp.........................................  11,602     260,813
    Tetra Tech, Inc....................................   6,326     145,688
    Textainer Group Holdings, Ltd......................   2,100      68,901
    Textron, Inc.......................................  29,300   1,247,008
*   Thermon Group Holdings, Inc........................   2,619      53,559
    Timken Co. (The)...................................   8,560     325,366
#   Titan International, Inc...........................   4,800      42,912
#*  Titan Machinery, Inc...............................   1,496      21,138
    Toro Co. (The).....................................   6,400     415,424
    Towers Watson & Co. Class A........................   7,250     859,125
    TransDigm Group, Inc...............................   5,400   1,109,862
*   TRC Cos., Inc......................................   3,000      20,730
#*  Trex Co., Inc......................................   2,928     124,528
*   Trimas Corp........................................   3,678      99,269
#   Trinity Industries, Inc............................  16,800     444,696
#   Triumph Group, Inc.................................   5,222     297,967
*   TrueBlue, Inc......................................   4,300      94,858
*   Tutor Perini Corp..................................   3,160      68,604
    Twin Disc, Inc.....................................     668      10,755
    Tyco International P.L.C...........................  49,979   2,039,643
*   Ultralife Corp.....................................   2,100       7,035
    UniFirst Corp......................................   1,540     178,840
    Union Pacific Corp................................. 100,032  11,724,751
*   United Continental Holdings, Inc...................  39,860   2,765,088
    United Parcel Service, Inc. Class B................  75,270   7,439,687
*   United Rentals, Inc................................  10,112     837,779
    United Stationers, Inc.............................   3,629     146,285
    United Technologies Corp...........................  95,229  10,930,385
    Universal Forest Products, Inc.....................   1,800      90,108
    Universal Truckload Services, Inc..................     888      20,921
#   US Ecology, Inc....................................   1,848      76,618
#*  USA Truck, Inc.....................................   1,235      34,333
#*  USG Corp...........................................   9,800     298,410
#*  UTi Worldwide, Inc.................................   9,764     115,899
#   Valmont Industries, Inc............................   2,500     300,300
*   Vectrus, Inc.......................................   1,092      30,401
*   Verisk Analytics, Inc. Class A.....................  14,460     930,501
#*  Veritiv Corp.......................................     831      42,273
*   Versar, Inc........................................   1,500       4,575
    Viad Corp..........................................   1,850      49,913
#*  Vicor Corp.........................................   1,200      12,924

                                     1267

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Industrials -- (Continued)
*   Virco Manufacturing Corp...........................   1,718 $      4,123
#   VSE Corp...........................................     800       57,896
#*  Wabash National Corp...............................   6,947       86,629
*   WABCO Holdings, Inc................................   6,600      628,122
    Wabtec Corp........................................  10,320      861,204
    Waste Connections, Inc.............................  12,075      521,881
    Waste Management, Inc..............................  46,755    2,404,610
#   Watsco, Inc........................................   2,800      304,808
    Watts Water Technologies, Inc. Class A.............   2,870      168,268
#   Werner Enterprises, Inc............................   4,400      125,532
#*  Wesco Aircraft Holdings, Inc.......................   2,513       32,770
#*  WESCO International, Inc...........................   4,987      332,932
#   West Corp..........................................   1,741       56,931
*   Willis Lease Finance Corp..........................     400        8,264
    Woodward, Inc......................................   6,716      299,601
#   WW Grainger, Inc...................................   6,500    1,532,960
#*  XPO Logistics, Inc.................................     827       30,425
    Xylem, Inc.........................................  19,333      659,255
                                                                ------------
Total Industrials......................................          266,485,493
                                                                ------------
Information Technology -- (18.6%)
#*  3D Systems Corp....................................  10,300      299,524
    Accenture P.L.C. Class A...........................  67,785    5,695,974
*   ACI Worldwide, Inc.................................  12,654      233,719
    Activision Blizzard, Inc...........................  51,000    1,065,645
*   Actua Corp.........................................   3,900       62,790
*   Acxiom Corp........................................   7,928      144,290
*   ADDvantage Technologies Group, Inc.................     400          928
*   Adobe Systems, Inc.................................  51,768    3,630,490
    ADTRAN, Inc........................................   5,562      122,976
*   Advanced Energy Industries, Inc....................   4,259      102,216
#*  Advanced Micro Devices, Inc........................  58,380      150,037
#   Advent Software, Inc...............................   5,022      210,171
#*  Agilysys, Inc......................................   2,000       20,760
*   Akamai Technologies, Inc...........................  19,069    1,108,958
#*  Alliance Data Systems Corp.........................   6,887    1,989,172
*   Alpha & Omega Semiconductor, Ltd...................     640        5,613
    Altera Corp........................................  33,767    1,111,778
    Amdocs, Ltd........................................  16,670      803,161
    American Software, Inc. Class A....................   2,676       22,184
*   Amkor Technology, Inc..............................   9,515       60,420
    Amphenol Corp. Class A.............................  33,688    1,809,382
*   Amtech Systems, Inc................................     700        5,719
#*  ANADIGICS, Inc.....................................   8,617        9,306
    Analog Devices, Inc................................  32,518    1,694,350
*   Anixter International, Inc.........................   3,000      226,080
*   ANSYS, Inc.........................................   9,592      773,787
*   AOL, Inc...........................................   8,562      370,306
    Apple, Inc......................................... 677,523   79,378,595
    Applied Materials, Inc............................. 129,786    2,964,312
*   ARRIS Group, Inc...................................  13,250      347,415
*   Arrow Electronics, Inc.............................  11,300      621,952
*   Aspen Technology, Inc..............................   9,812      346,805

                                     1268

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CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   Atmel Corp.........................................  46,749 $   389,419
*   Autodesk, Inc......................................  23,409   1,264,203
    Automatic Data Processing, Inc.....................  51,564   4,255,577
    Avago Technologies, Ltd............................  27,397   2,818,603
*   AVG Technologies NV................................  13,216     261,412
*   Aviat Networks, Inc................................   6,079       7,781
#*  Avid Technology, Inc...............................   3,971      51,464
    Avnet, Inc.........................................  15,500     645,110
    AVX Corp...........................................   6,815      88,118
    Aware, Inc.........................................   2,752      13,430
*   Axcelis Technologies, Inc..........................   1,800       4,320
*   AXT, Inc...........................................   2,829       7,865
#   Badger Meter, Inc..................................   1,600      95,776
    Bel Fuse, Inc. Class B.............................   1,175      27,636
    Belden, Inc........................................   4,749     393,882
*   Benchmark Electronics, Inc.........................   4,988     120,859
    Black Box Corp.....................................   2,047      43,007
    Blackbaud, Inc.....................................   5,000     218,550
#*  Blackhawk Network Holdings, Inc. Class B...........   4,398     145,618
#*  Blucora, Inc.......................................   5,747      77,699
    Booz Allen Hamilton Holding Corp...................   7,249     211,018
*   Bottomline Technologies de, Inc....................   3,763      93,210
    Broadcom Corp. Class A.............................  56,552   2,399,784
    Broadridge Financial Solutions, Inc................  13,095     628,429
    Brocade Communications Systems, Inc................  46,371     515,646
    Brooks Automation, Inc.............................   5,441      70,243
*   BTU International, Inc.............................     600       1,578
    CA, Inc............................................  34,897   1,057,379
*   Cabot Microelectronics Corp........................   2,700     133,407
*   CACI International, Inc. Class A...................   2,335     197,518
#*  Cadence Design Systems, Inc........................  31,922     574,277
*   CalAmp Corp........................................   3,487      62,452
*   Calix, Inc.........................................   3,886      37,306
#*  Cardtronics, Inc...................................   5,453     183,275
*   Cascade Microtech, Inc.............................   1,242      16,717
#   Cass Information Systems, Inc......................   1,118      48,991
*   Cavium, Inc........................................   5,085     299,049
    CDK Global, Inc....................................  17,294     780,997
    CDW Corp...........................................   6,388     218,853
*   Ceva, Inc..........................................   1,916      35,082
*   Checkpoint Systems, Inc............................   4,385      56,830
#*  Ciber, Inc.........................................  16,532      53,398
#*  Ciena Corp.........................................  13,235     245,112
*   Cimpress NV........................................   3,805     306,493
#*  Cirrus Logic, Inc..................................   4,732     125,398
    Cisco Systems, Inc................................. 568,169  14,979,776
*   Citrix Systems, Inc................................  19,517   1,156,577
#*  Clearfield, Inc....................................     574       6,762
*   Cognex Corp........................................   8,336     306,348
*   Cognizant Technology Solutions Corp. Class A.......  66,862   3,619,240
*   Coherent, Inc......................................   2,264     140,096
    Cohu, Inc..........................................   1,500      16,995
    Communications Systems, Inc........................   1,155      11,839

                                     1269

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   CommVault Systems, Inc.............................   4,695 $  204,608
    Computer Sciences Corp.............................  16,353    992,300
    Computer Task Group, Inc...........................   1,400     11,326
#*  comScore, Inc......................................   2,204     91,598
    Comtech Telecommunications Corp....................   1,794     59,274
*   Comverse, Inc......................................   1,137     19,591
*   Constant Contact, Inc..............................   3,432    129,798
#   Convergys Corp.....................................  11,700    224,172
*   CoreLogic, Inc.....................................   9,249    307,067
    Corning, Inc....................................... 158,824  3,775,246
#*  CoStar Group, Inc..................................   3,636    670,878
*   Covisint Corp......................................   2,786      6,185
#*  Cray, Inc..........................................   4,250    138,082
#*  Cree, Inc..........................................  11,750    415,480
#*  Crexendo, Inc......................................   1,426      2,039
    CSG Systems International, Inc.....................   3,600     88,272
    CTS Corp...........................................   6,518    104,288
*   CyberOptics Corp...................................   1,199     13,081
#   Cypress Semiconductor Corp.........................  16,000    235,680
    Daktronics, Inc....................................   4,150     51,377
#*  Datalink Corp......................................   1,423     16,165
#*  Dealertrack Technologies, Inc......................   4,579    184,076
#*  Demand Media, Inc..................................     553      2,240
*   Dice Holdings, Inc.................................   4,237     35,040
#   Diebold, Inc.......................................   5,900    184,080
*   Digi International, Inc............................   2,040     19,482
#   Digimarc Corp......................................     858     23,183
#*  Digital River, Inc.................................   3,500     89,355
*   Diodes, Inc........................................   3,450     91,183
    Dolby Laboratories, Inc. Class A...................   5,260    204,088
*   Dot Hill Systems Corp..............................   3,766     15,704
*   DSP Group, Inc.....................................   3,109     34,168
    DST Systems, Inc...................................   3,693    357,113
*   DTS, Inc...........................................   2,882     79,889
#   EarthLink Holdings Corp............................  14,869     62,747
*   eBay, Inc.......................................... 125,009  6,625,477
#   Ebix, Inc..........................................   5,000    114,250
*   EchoStar Corp. Class A.............................   4,501    234,817
*   Edgewater Technology, Inc..........................   1,000      7,050
    Electro Rent Corp..................................   2,590     33,385
    Electro Scientific Industries, Inc.................   2,430     15,236
*   Electronic Arts, Inc...............................  33,626  1,844,722
*   Electronics for Imaging, Inc.......................   5,000    193,250
#*  Ellie Mae, Inc.....................................   1,400     61,936
#*  eMagin Corp........................................   2,210      6,520
    EMC Corp........................................... 220,948  5,729,182
*   Emcore Corp........................................     827      4,276
*   Emulex Corp........................................   8,842     55,351
#*  EnerNOC, Inc.......................................   2,080     35,818
*   Entegris, Inc......................................  13,900    180,700
#*  Entropic Communications, Inc.......................   6,575     17,029
*   Envestnet, Inc.....................................   3,212    165,322
*   EPAM Systems, Inc..................................   3,735    182,754

                                     1270

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CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
#   EPIQ Systems, Inc..................................   4,051 $    70,690
*   ePlus, Inc.........................................     500      33,720
#   Equinix, Inc.......................................   5,442   1,180,152
#*  Euronet Worldwide, Inc.............................   5,700     258,723
*   Exar Corp..........................................   4,019      36,251
*   ExlService Holdings, Inc...........................   2,442      71,746
*   Extreme Networks, Inc..............................   6,199      18,225
*   F5 Networks, Inc...................................   7,950     887,379
*   Fabrinet...........................................     500       8,165
*   Facebook, Inc. Class A............................. 244,144  18,532,971
#   FactSet Research Systems, Inc......................   4,350     624,616
    Fair Isaac Corp....................................   3,625     258,644
*   Fairchild Semiconductor International, Inc.........  13,385     205,460
*   FARO Technologies, Inc.............................   2,100     116,235
    FEI Co.............................................   4,165     342,446
    Fidelity National Information Services, Inc........  29,520   1,842,934
#*  Finisar Corp.......................................   9,600     174,144
#*  First Solar, Inc...................................   6,579     278,423
*   Fiserv, Inc........................................  28,600   2,074,358
*   FleetCor Technologies, Inc.........................   7,668   1,077,354
    FLIR Systems, Inc..................................  16,900     510,380
*   FormFactor, Inc....................................   6,406      48,365
#   Forrester Research, Inc............................   1,137      42,910
*   Fortinet, Inc......................................  15,661     468,186
#*  Freescale Semiconductor, Ltd.......................   9,478     304,149
*   Frequency Electronics, Inc.........................     798       9,101
*   Gartner, Inc.......................................  10,000     842,200
*   Genpact, Ltd.......................................  22,351     448,585
*   Global Cash Access Holdings, Inc...................   5,930      39,197
    Global Payments, Inc...............................   8,396     733,055
*   Google, Inc. Class A...............................  30,123  16,192,619
*   Google, Inc. Class C...............................  31,123  16,635,866
*   GSE Systems, Inc...................................   1,745       2,897
*   GSI Group, Inc.....................................   1,769      23,386
*   GSI Technology, Inc................................   2,032      10,282
#*  Guidewire Software, Inc............................   4,146     207,715
    Hackett Group, Inc. (The)..........................   5,500      41,690
*   Harmonic, Inc......................................  10,205      78,068
    Harris Corp........................................  12,040     808,245
#   Heartland Payment Systems, Inc.....................   4,300     214,011
    Hewlett-Packard Co................................. 209,028   7,552,182
#*  HomeAway, Inc......................................   7,000     178,430
#*  Hutchinson Technology, Inc.........................   1,900       6,631
    IAC/InterActiveCorp................................   8,300     505,885
*   ID Systems, Inc....................................   1,700      11,203
*   Identiv, Inc.......................................     109       1,374
*   IEC Electronics Corp...............................     638       2,858
*   iGATE Corp.........................................   4,000     141,600
*   II-VI, Inc.........................................   4,886      83,990
#*  Imation Corp.......................................   2,440       9,174
#*  Immersion Corp.....................................     597       5,618
*   Infinera Corp......................................  10,000     161,200
*   Informatica Corp...................................  12,500     521,062

                                     1271

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CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   Ingram Micro, Inc. Class A.........................  16,470 $   414,715
*   Innodata, Inc......................................   2,754       7,876
#*  Inphi Corp.........................................   1,500      29,400
*   Insight Enterprises, Inc...........................   4,020      95,153
*   Integrated Device Technology, Inc..................  15,881     290,463
    Integrated Silicon Solution, Inc...................   3,810      61,265
    Intel Corp......................................... 549,375  18,151,350
#*  Interactive Intelligence Group, Inc................   1,900      77,064
#   InterDigital, Inc..................................   4,500     224,910
#*  Internap Corp......................................   7,852      66,114
    International Business Machines Corp............... 105,694  16,203,947
*   Interphase Corp....................................     490       1,009
    Intersil Corp. Class A.............................  12,140     173,723
#*  Intevac, Inc.......................................   2,384      15,496
*   IntraLinks Holdings, Inc...........................     721       7,686
*   IntriCon Corp......................................     800       5,920
    Intuit, Inc........................................  29,798   2,587,062
#*  IPG Photonics Corp.................................   4,276     319,161
*   Iteris, Inc........................................     600       1,080
#*  Itron, Inc.........................................   4,100     152,561
#*  Ixia...............................................   4,546      46,096
    IXYS Corp..........................................   2,391      27,018
#   j2 Global, Inc.....................................   5,183     297,712
#   Jabil Circuit, Inc.................................  19,112     393,898
    Jack Henry & Associates, Inc.......................   8,990     551,716
#*  JDS Uniphase Corp..................................  25,300     307,395
    Juniper Networks, Inc..............................  51,449   1,169,436
#*  Kemet Corp.........................................   2,594       9,857
*   Key Tronic Corp....................................     749       6,906
*   Keysight Technologies, Inc.........................  18,161     606,396
*   Kimball Electronics, Inc...........................   1,875      19,088
    KLA-Tencor Corp....................................  17,570   1,080,028
#*  Knowles Corp.......................................   9,690     205,525
*   Kofax, Ltd.........................................   1,816      12,512
#*  Kopin Corp.........................................   8,696      31,740
*   Kulicke & Soffa Industries, Inc....................   6,752     102,428
*   KVH Industries, Inc................................   2,000      24,200
    Lam Research Corp..................................  16,902   1,291,989
*   Lattice Semiconductor Corp.........................   8,552      60,976
    Leidos Holdings, Inc...............................   7,400     306,360
#   Lexmark International, Inc. Class A................   7,972     318,163
#*  Limelight Networks, Inc............................   5,494      14,614
    Linear Technology Corp.............................  24,807   1,114,827
*   LinkedIn Corp. Class A.............................  13,138   2,952,634
*   Lionbridge Technologies, Inc.......................   5,700      28,386
#*  Liquidity Services, Inc............................     652       5,046
    Littelfuse, Inc....................................   2,279     225,028
#*  LoJack Corp........................................   2,400       5,088
*   Magnachip Semiconductor Corp.......................   2,100      30,198
*   Manhattan Associates, Inc..........................   8,776     391,761
    ManTech International Corp. Class A................   2,440      79,373
    Marchex, Inc. Class B..............................   3,183      12,127
    Marvell Technology Group, Ltd......................  49,822     771,743

                                     1272

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
    MasterCard, Inc. Class A........................... 108,420 $ 8,893,693
#*  Mattersight Corp...................................     500       2,775
*   Mattson Technology, Inc............................     200         658
    Maxim Integrated Products, Inc.....................  30,528   1,010,172
    MAXIMUS, Inc.......................................   7,600     423,472
*   MaxLinear, Inc. Class A............................   1,002       8,066
#*  Maxwell Technologies, Inc..........................     703       5,596
    Mentor Graphics Corp...............................  12,551     288,799
*   Mercury Systems, Inc...............................   2,500      39,450
#   Mesa Laboratories, Inc.............................     300      22,851
    Methode Electronics, Inc...........................   5,669     205,048
    Micrel, Inc........................................   5,800      81,606
#   Microchip Technology, Inc..........................  21,068     950,167
*   Micron Technology, Inc............................. 115,231   3,372,235
*   Microsemi Corp.....................................   9,716     270,688
    Microsoft Corp..................................... 867,308  35,039,243
    MKS Instruments, Inc...............................   5,048     176,730
    MOCON, Inc.........................................     535       9,282
#*  ModusLink Global Solutions, Inc....................   5,100      18,411
#*  MoneyGram International, Inc.......................   1,383      11,783
    Monolithic Power Systems, Inc......................   3,320     157,667
    Monotype Imaging Holdings, Inc.....................   4,300     126,162
#*  Monster Worldwide, Inc.............................  12,900      53,277
#*  MoSys, Inc.........................................   3,108       6,247
    Motorola Solutions, Inc............................  25,841   1,612,737
    MTS Systems Corp...................................   1,700     122,876
*   Multi-Fineline Electronix, Inc.....................   1,672      21,753
#*  Nanometrics, Inc...................................   2,297      35,695
    National Instruments Corp..........................  10,553     317,434
*   NCI, Inc. Class A..................................   1,200      14,784
*   NCR Corp...........................................  17,270     438,658
*   NeoPhotonics Corp..................................     780       2,340
    NetApp, Inc........................................  38,360   1,450,008
#*  NETGEAR, Inc.......................................   3,951     133,425
#*  Netscout Systems, Inc..............................   3,814     136,923
#*  NetSuite, Inc......................................   3,700     364,191
#*  NeuStar, Inc. Class A..............................   7,800     205,062
*   Newport Corp.......................................   5,630     104,268
    NIC, Inc...........................................   5,718      93,890
#*  Novatel Wireless, Inc..............................   4,993      26,363
#*  Nuance Communications, Inc.........................  25,192     346,264
#*  Numerex Corp. Class A..............................     700       7,336
#   NVIDIA Corp........................................  63,600   1,221,438
#*  Oclaro, Inc........................................   4,000       5,720
*   OmniVision Technologies, Inc.......................   5,145     139,121
*   ON Semiconductor Corp..............................  48,843     488,918
    Optical Cable Corp.................................   1,300       6,773
    Oracle Corp........................................ 400,229  16,765,593
*   OSI Systems, Inc...................................   2,078     145,418
#*  Palo Alto Networks, Inc............................   7,298     922,394
#*  Pandora Media, Inc.................................  14,445     239,787
*   PAR Technology Corp................................   1,750      10,045
    Park Electrochemical Corp..........................   2,544      55,230

                                     1273

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CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
    Paychex, Inc.......................................  35,021 $ 1,585,050
    PC Connection, Inc.................................   1,900      45,125
    PC-Tel, Inc........................................   2,700      22,653
*   PCM, Inc...........................................   1,468      13,946
*   PDF Solutions, Inc.................................   3,109      51,672
    Pegasystems, Inc...................................   2,690      52,643
    Perceptron, Inc....................................     528       5,655
*   Perficient, Inc....................................   2,556      46,008
*   Pericom Semiconductor Corp.........................   2,935      42,880
#*  Photronics, Inc....................................   5,488      46,099
#*  Planar Systems, Inc................................     930       6,808
    Plantronics, Inc...................................   4,499     206,189
*   Plexus Corp........................................   2,240      84,874
*   PMC-Sierra, Inc....................................  21,900     193,596
*   Polycom, Inc.......................................  18,000     239,400
    Power Integrations, Inc............................   2,919     150,562
*   PRGX Global, Inc...................................   2,100      10,899
#*  Procera Networks, Inc..............................   1,209      10,615
*   Progress Software Corp.............................   6,750     169,087
*   PTC, Inc...........................................  15,600     521,196
    QAD, Inc. Class A..................................     739      14,292
    QAD, Inc. Class B..................................     184       3,185
*   QLogic Corp........................................   7,416      99,078
*   Qorvo, Inc.........................................  15,122   1,117,062
    QUALCOMM, Inc...................................... 184,713  11,537,174
*   Qualstar Corp......................................     300         426
#*  QuinStreet, Inc....................................   2,500      12,800
*   Qumu Corp..........................................   1,254      17,807
*   Rackspace Hosting, Inc.............................  13,000     584,480
*   Radisys Corp.......................................   2,460       5,707
#*  Rambus, Inc........................................  10,013     112,646
*   RealD, Inc.........................................   2,400      26,040
*   RealNetworks, Inc..................................   3,050      21,441
#*  RealPage, Inc......................................   5,000      90,050
*   Red Hat, Inc.......................................  20,680   1,319,177
    Reis, Inc..........................................   1,130      25,425
    Richardson Electronics, Ltd........................   2,200      20,614
#*  Rightside Group, Ltd...............................     553       4,369
*   Riverbed Technology, Inc...........................  16,842     346,608
*   Rofin-Sinar Technologies, Inc......................   1,380      37,150
*   Rogers Corp........................................   1,570     115,960
#*  Rosetta Stone, Inc.................................   1,296      11,690
*   Rovi Corp..........................................  11,513     266,065
#*  Rubicon Technology, Inc............................   1,987       8,266
#*  Rudolph Technologies, Inc..........................   2,529      25,366
*   Salesforce.com, Inc................................  67,791   3,826,802
    SanDisk Corp.......................................  25,120   1,906,859
*   Sanmina Corp.......................................   7,765     164,463
#*  Sapient Corp.......................................  12,399     308,239
*   ScanSource, Inc....................................   2,184      75,304
    Science Applications International Corp............   4,228     206,242
*   Seachange International, Inc.......................   3,000      21,180
#   Seagate Technology P.L.C...........................  35,310   1,992,896

                                     1274

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   Semtech Corp.......................................   7,320 $  186,367
*   ServiceNow, Inc....................................  14,294  1,042,033
*   ShoreTel, Inc......................................   4,620     32,710
#*  Shutterstock, Inc..................................     900     50,661
*   Sigma Designs, Inc.................................   2,500     15,900
*   Silicon Graphics International Corp................   1,172     11,052
*   Silicon Image, Inc.................................   9,089     65,986
*   Silicon Laboratories, Inc..........................   4,220    184,667
    Skyworks Solutions, Inc............................  20,103  1,669,554
*   SolarWinds, Inc....................................   7,737    372,537
    Solera Holdings, Inc...............................   7,592    391,747
*   Sonus Networks, Inc................................   4,563     87,066
*   Spansion, Inc. Class A.............................   5,765    204,427
*   Splunk, Inc........................................  11,981    618,819
    SS&C Technologies Holdings, Inc....................   7,281    402,858
*   Stamps.com, Inc....................................   1,538     70,087
*   StarTek, Inc.......................................   2,385     22,491
#*  Stratasys, Ltd.....................................   3,698    293,954
#*  SunEdison, Inc.....................................  26,920    504,212
#*  SunPower Corp......................................   4,042     97,493
*   Super Micro Computer, Inc..........................   3,909    142,952
*   support.com, Inc...................................   5,150     10,094
*   Sykes Enterprises, Inc.............................   3,800     85,576
    Symantec Corp......................................  73,841  1,829,042
#*  Synaptics, Inc.....................................   3,400    261,154
#*  Synchronoss Technologies, Inc......................   3,036    128,939
#   SYNNEX Corp........................................   3,205    237,779
*   Synopsys, Inc......................................  15,668    673,567
*   Syntel, Inc........................................   4,000    173,000
*   Tableau Software, Inc. Class A.....................   4,414    356,475
#*  Take-Two Interactive Software, Inc.................   8,400    249,648
    TE Connectivity, Ltd...............................  44,823  2,975,799
#*  Tech Data Corp.....................................   3,513    200,592
*   TeleCommunication Systems, Inc. Class A............   4,140     11,716
#*  Telenav, Inc.......................................   1,400      9,072
*   TeleTech Holdings, Inc.............................   2,400     52,944
#*  Teradata Corp......................................  15,885    707,836
    Teradyne, Inc......................................  23,067    417,513
    Tessco Technologies, Inc...........................   1,314     29,762
    Tessera Technologies, Inc..........................   4,753    176,241
    Texas Instruments, Inc............................. 116,116  6,206,400
*   TiVo, Inc..........................................  11,267    117,853
    Total System Services, Inc.........................  17,783    628,985
    Transact Technologies, Inc.........................     600      3,570
#*  Travelzoo, Inc.....................................     400      3,432
*   Trimble Navigation, Ltd............................  26,764    638,054
#*  TTM Technologies, Inc..............................   5,400     37,530
#*  Twitter, Inc.......................................  40,269  1,511,296
*   Tyler Technologies, Inc............................   3,125    331,500
#   Ubiquiti Networks, Inc.............................   1,600     42,072
#*  Ultimate Software Group, Inc. (The)................   2,896    428,637
*   Ultra Clean Holdings, Inc..........................   2,422     21,314
#*  Ultratech, Inc.....................................   2,900     46,226

                                     1275

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CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Information Technology -- (Continued)
*   Unisys Corp........................................   4,732 $    103,773
*   United Online, Inc.................................   1,335       17,622
#*  Universal Display Corp.............................     137        4,365
#*  Unwired Planet, Inc................................   5,758        5,683
#*  USA Technologies, Inc..............................     346          682
*   Vantiv, Inc. Class A...............................  14,783      508,387
#*  Veeco Instruments, Inc.............................   3,900      113,763
#*  VeriFone Systems, Inc..............................  12,403      389,330
*   Verint Systems, Inc................................   6,479      345,849
#*  VeriSign, Inc......................................  14,623      796,661
#*  ViaSat, Inc........................................   4,617      259,568
*   Viasystems Group, Inc..............................   1,015       16,250
#   Vicon Industries, Inc..............................     900        1,395
#*  Video Display Corp.................................   1,359        3,411
*   Virtusa Corp.......................................   2,457       92,039
    Visa, Inc. Class A.................................  54,184   13,812,043
#   Vishay Intertechnology, Inc........................  12,724      173,301
*   Vishay Precision Group, Inc........................   1,973       32,831
*   VMware, Inc. Class A...............................   8,742      674,008
    Wayside Technology Group, Inc......................     152        2,695
*   Web.com Group, Inc.................................   4,205       63,538
#*  WebMD Health Corp..................................   2,494       96,642
*   Westell Technologies, Inc. Class A.................   5,426        6,783
    Western Digital Corp...............................  24,098    2,343,049
#   Western Union Co. (The)............................  63,452    1,078,684
#*  WEX, Inc...........................................   3,940      362,677
#*  Workday, Inc. Class A..............................  11,002      874,219
*   Xcerra Corp........................................   4,140       31,795
    Xerox Corp......................................... 135,087    1,779,096
    Xilinx, Inc........................................  26,530    1,023,395
*   XO Group, Inc......................................   4,000       65,760
*   Yahoo!, Inc........................................ 103,839    4,567,878
#*  Yelp, Inc..........................................   6,849      359,367
*   Zebra Technologies Corp. Class A...................   5,483      457,611
#*  Zillow, Inc. Class A...............................   3,000      290,760
#*  Zix Corp...........................................   4,055       14,355
#*  Zynga, Inc. Class A................................  66,600      170,496
                                                                ------------
Total Information Technology...........................          456,125,412
                                                                ------------
Materials -- (3.5%)
    A Schulman, Inc....................................   3,119      108,697
*   AEP Industries, Inc................................     422       21,146
    Air Products & Chemicals, Inc......................  22,453    3,269,381
    Airgas, Inc........................................   7,460      840,294
#*  AK Steel Holding Corp..............................   7,657       29,020
    Albemarle Corp.....................................  13,035      629,069
    Alcoa, Inc......................................... 122,696    1,920,192
    Allegheny Technologies, Inc........................  11,042      315,028
#*  Allied Nevada Gold Corp............................   9,346        9,626
#*  AM Castle & Co.....................................   1,388        8,397
#   American Vanguard Corp.............................   2,950       32,981
    Ampco-Pittsburgh Corp..............................     700       12,740
#   Aptargroup, Inc....................................   7,000      441,770

                                     1276

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Materials -- (Continued)
    Ashland, Inc.......................................   7,907 $  937,138
    Avery Dennison Corp................................  10,701    559,341
    Axiall Corp........................................   8,057    356,522
    Balchem Corp.......................................   3,412    180,734
    Ball Corp..........................................  15,487    980,792
    Bemis Co., Inc.....................................  11,191    495,761
*   Berry Plastics Group, Inc..........................  11,958    404,420
*   Boise Cascade Co...................................   4,103    165,925
    Cabot Corp.........................................   6,836    289,915
*   Calgon Carbon Corp.................................   5,900    116,407
#   Carpenter Technology Corp..........................   4,801    182,150
    Celanese Corp. Series A............................  16,930    910,157
*   Century Aluminum Co................................   6,661    153,936
    CF Industries Holdings, Inc........................   6,023  1,839,304
    Chase Corp.........................................   1,300     46,540
*   Chemtura Corp......................................  10,398    226,572
*   Clearwater Paper Corp..............................   2,200    162,844
#   Cliffs Natural Resources, Inc......................   8,574     55,045
*   Codexis, Inc.......................................   1,220      4,660
#*  Coeur Mining, Inc..................................   9,600     60,480
    Commercial Metals Co...............................  11,043    148,197
    Compass Minerals International, Inc................   3,958    345,929
*   Core Molding Technologies, Inc.....................     389      5,641
*   Crown Holdings, Inc................................  15,714    696,287
    Cytec Industries, Inc..............................   9,200    441,508
#   Deltic Timber Corp.................................   1,082     67,625
    Domtar Corp........................................   7,486    286,714
    Dow Chemical Co. (The)............................. 130,635  5,899,477
    Eagle Materials, Inc...............................   5,119    364,575
    Eastman Chemical Co................................  16,276  1,153,806
    Ecolab, Inc........................................  29,348  3,045,442
    EI du Pont de Nemours & Co.........................  99,088  7,056,057
*   Ferro Corp.........................................   7,900     87,927
#*  Flotek Industries, Inc.............................   5,082     82,176
    FMC Corp...........................................  14,500    833,750
    Freeport-McMoRan, Inc.............................. 111,158  1,868,566
    Friedman Industries, Inc...........................     599      3,750
    FutureFuel Corp....................................   1,256     13,803
    Globe Specialty Metals, Inc........................   6,858    105,750
*   Graphic Packaging Holding Co.......................  32,700    473,496
    Greif, Inc. Class A................................   2,500     95,500
#   Hawkins, Inc.......................................     888     34,197
#   Haynes International, Inc..........................   1,800     70,074
#   HB Fuller Co.......................................   5,400    222,210
*   Headwaters, Inc....................................   7,000     98,560
#   Hecla Mining Co....................................  28,200     92,778
#*  Horsehead Holding Corp.............................   3,876     52,093
#   Huntsman Corp......................................  21,532    472,843
    Innophos Holdings, Inc.............................   2,500    148,850
    Innospec, Inc......................................   2,400     94,728
    International Flavors & Fragrances, Inc............   8,630    915,729
    International Paper Co.............................  43,500  2,290,710
#*  Intrepid Potash, Inc...............................   5,600     74,536

                                     1277

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Materials -- (Continued)
#   Kaiser Aluminum Corp...............................  1,800 $  124,758
    KapStone Paper and Packaging Corp..................  8,598    256,822
    KMG Chemicals, Inc.................................  1,500     31,380
    Koppers Holdings, Inc..............................  1,980     35,957
*   Kraton Performance Polymers, Inc...................  3,187     61,637
#   Kronos Worldwide, Inc..............................  2,426     27,244
#*  Louisiana-Pacific Corp............................. 14,700    240,639
#*  LSB Industries, Inc................................  2,000     62,480
    LyondellBasell Industries NV Class A............... 49,032  3,877,941
    Martin Marietta Materials, Inc.....................  6,130    660,446
    Materion Corp......................................  1,659     54,664
#*  McEwen Mining, Inc................................. 13,772     17,215
    MeadWestvaco Corp.................................. 18,272    918,716
*   Mercer International, Inc..........................  3,588     45,496
    Minerals Technologies, Inc.........................  3,500    228,655
#*  Molycorp, Inc......................................  5,989      1,976
    Monsanto Co........................................ 57,357  6,766,979
    Mosaic Co. (The)................................... 36,121  1,758,732
#   Myers Industries, Inc..............................  3,889     64,752
    Neenah Paper, Inc..................................  1,500     86,070
#   NewMarket Corp.....................................  1,212    545,000
    Newmont Mining Corp................................ 50,732  1,275,910
    Noranda Aluminum Holding Corp......................  2,200      6,666
*   Northern Technologies International Corp...........    300      6,131
    Nucor Corp......................................... 33,233  1,450,620
#   Olin Corp..........................................  8,155    204,446
#   Olympic Steel, Inc.................................  1,300     17,823
    OM Group, Inc......................................  3,037     85,036
*   OMNOVA Solutions, Inc..............................  3,300     22,638
*   Owens-Illinois, Inc................................ 17,100    399,285
    Packaging Corp. of America......................... 10,700    811,595
*   Penford Corp.......................................  1,572     29,585
    PH Glatfelter Co...................................  4,200     96,054
    PolyOne Corp....................................... 10,028    356,897
    PPG Industries, Inc................................ 14,650  3,265,192
    Praxair, Inc....................................... 31,225  3,765,423
    Quaker Chemical Corp...............................  1,414    111,593
    Reliance Steel & Aluminum Co.......................  8,000    418,960
#*  Rentech, Inc....................................... 22,910     27,492
*   Resolute Forest Products, Inc......................  2,379     40,443
    Rock-Tenn Co. Class A.............................. 14,854    964,025
#   Royal Gold, Inc....................................  6,100    442,006
    RPM International, Inc............................. 13,941    667,216
#*  RTI International Metals, Inc......................  3,000     66,900
#   Schnitzer Steel Industries, Inc. Class A...........  2,300     38,824
    Schweitzer-Mauduit International, Inc..............  3,186    123,808
    Scotts Miracle-Gro Co. (The) Class A...............  4,409    279,663
    Sealed Air Corp.................................... 19,877    805,019
    Sensient Technologies Corp.........................  4,721    287,981
    Sherwin-Williams Co. (The).........................  9,200  2,495,684
    Sigma-Aldrich Corp................................. 12,979  1,784,872
    Silgan Holdings, Inc...............................  5,600    287,896
    Sonoco Products Co................................. 11,072    489,382

                                     1278

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Materials -- (Continued)
#   Southern Copper Corp...............................  18,041 $   492,158
    Steel Dynamics, Inc................................  25,900     441,336
    Stepan Co..........................................   1,746      67,046
#*  Stillwater Mining Co...............................  11,244     153,705
    SunCoke Energy, Inc................................   6,923     104,537
    Synalloy Corp......................................     737      12,308
    TimkenSteel Corp...................................   4,280     115,560
*   Trecora Resources..................................     613       8,429
    Tredegar Corp......................................   2,230      47,700
#   Tronox, Ltd. Class A...............................   5,929     125,339
#   United States Lime & Minerals, Inc.................     353      24,410
#   United States Steel Corp...........................  14,600     356,824
#*  Universal Stainless & Alloy Products, Inc..........     545      12,148
    Valspar Corp. (The)................................   8,300     692,469
    Vulcan Materials Co................................  13,048     920,015
#   Walter Energy, Inc.................................   6,000       5,593
#   Wausau Paper Corp..................................   5,215      52,984
    Westlake Chemical Corp.............................   5,260     301,451
    Worthington Industries, Inc........................   5,620     168,207
*   WR Grace & Co......................................   7,800     676,104
    Zep, Inc...........................................   2,526      40,467
                                                                -----------
Total Materials........................................          85,221,682
                                                                -----------
Other -- (0.0%)
o*  Gerber Scientific, Inc. Escrow Shares..............   2,901          --
o*  Petrocorp, Inc. Escrow Shares......................     100          --
                                                                -----------
Total Other............................................                  --
                                                                -----------
Real Estate Investment Trusts -- (0.0%)
    CareTrust REIT, Inc................................     900      12,132
#   Lamar Advertising Co. Class A......................   7,915     443,398
                                                                -----------
Total Real Estate Investment Trusts....................             455,530
                                                                -----------
Telecommunication Services -- (2.0%)
#*  8x8, Inc...........................................   3,443      26,546
#*  Alaska Communications Systems Group, Inc...........   1,400       2,492
#   AT&T, Inc.......................................... 572,266  18,838,997
#   Atlantic Tele-Network, Inc.........................   1,149      76,328
#*  Boingo Wireless, Inc...............................   1,200      10,140
    CenturyLink, Inc...................................  63,542   2,361,856
*   Cincinnati Bell, Inc...............................  21,600      63,288
    Cogent Communications Holdings, Inc................   4,200     155,652
#   Consolidated Communications Holdings, Inc..........   5,787     134,721
#   Frontier Communications Corp....................... 103,738     696,601
*   General Communication, Inc. Class A................   3,550      52,114
    IDT Corp. Class B..................................   1,800      38,448
    Inteliquent, Inc...................................   2,700      45,414
#*  Iridium Communications, Inc........................   4,218      35,895
*   Level 3 Communications, Inc........................  30,087   1,496,527
    Lumos Networks Corp................................   2,000      32,060
    NTELOS Holdings Corp...............................   2,000       8,200
*   ORBCOMM, Inc.......................................   1,021       5,677

                                     1279

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CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Telecommunication Services -- (Continued)
*   Premiere Global Services, Inc......................   5,500 $    48,620
*   SBA Communications Corp. Class A...................  13,600   1,587,120
    Shenandoah Telecommunications Co...................   1,830      54,369
    Spok Holdings, Inc.................................   2,839      48,604
#*  Sprint Corp........................................  89,897     386,557
#*  Straight Path Communications, Inc. Class B.........     900      17,262
#*  T-Mobile US, Inc...................................  17,191     518,824
    Telephone & Data Systems, Inc......................   9,517     221,270
#*  United States Cellular Corp........................   1,000      34,790
    Verizon Communications, Inc........................ 456,511  20,867,118
*   Vonage Holdings Corp...............................  16,854      70,787
    Windstream Holdings, Inc...........................  60,278     479,210
                                                                -----------
Total Telecommunication Services.......................          48,415,487
                                                                -----------
Utilities -- (3.3%)
    AES Corp...........................................  75,839     926,753
    AGL Resources, Inc.................................  13,934     785,599
    ALLETE, Inc........................................   4,681     265,179
    Alliant Energy Corp................................  11,900     816,459
    Ameren Corp........................................  26,700   1,208,976
    American Electric Power Co., Inc...................  52,876   3,321,142
    American States Water Co...........................   4,400     174,416
    American Water Works Co., Inc......................  19,600   1,100,344
#   Aqua America, Inc..................................  19,333     522,958
#   Artesian Resources Corp. Class A...................     471      10,433
    Atmos Energy Corp..................................  11,754     668,920
#   Avista Corp........................................   8,019     297,745
#   Black Hills Corp...................................   5,109     256,267
    California Water Service Group.....................   5,100     125,154
*   Calpine Corp.......................................  36,997     772,497
    CenterPoint Energy, Inc............................  44,700   1,032,123
#   Chesapeake Utilities Corp..........................   1,500      73,140
    Cleco Corp.........................................   6,582     357,798
    CMS Energy Corp....................................  30,892   1,165,555
    Connecticut Water Service, Inc.....................   1,422      51,135
#   Consolidated Edison, Inc...........................  31,648   2,192,573
    Consolidated Water Co., Ltd........................     777       8,430
    Delta Natural Gas Co., Inc.........................     720      15,286
    Dominion Resources, Inc............................  64,390   4,950,947
    DTE Energy Co......................................  19,500   1,748,370
    Duke Energy Corp...................................  78,142   6,809,294
*   Dynegy, Inc........................................   9,335     255,032
    Edison International...............................  33,313   2,270,281
    El Paso Electric Co................................   4,800     192,288
    Empire District Electric Co. (The).................   4,470     136,201
    Entergy Corp.......................................  19,800   1,732,698
#   Exelon Corp........................................  95,917   3,456,849
    FirstEnergy Corp...................................  46,227   1,864,335
    Gas Natural, Inc...................................     850       8,288
#   Genie Energy, Ltd. Class B.........................   1,800      11,286
    Great Plains Energy, Inc...........................  17,100     505,647
    Hawaiian Electric Industries, Inc..................  10,300     353,290
#   IDACORP, Inc.......................................   5,551     376,968

                                     1280

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------ --------------
Utilities -- (Continued)
    Integrys Energy Group, Inc.........................  8,540 $      692,594
    ITC Holdings Corp.................................. 17,100        727,434
#   Laclede Group, Inc. (The)..........................  4,761        255,951
    MDU Resources Group, Inc........................... 19,689        445,168
#   MGE Energy, Inc....................................  3,789        173,915
    Middlesex Water Co.................................  1,620         35,429
#   National Fuel Gas Co...............................  7,872        499,321
    New Jersey Resources Corp..........................  4,454        284,522
    NextEra Energy, Inc................................ 48,064      5,250,511
    NiSource, Inc...................................... 34,684      1,500,430
#   Northeast Utilities................................ 34,410      1,912,508
#   Northwest Natural Gas Co...........................  2,797        139,598
#   NorthWestern Corp..................................  3,938        227,459
    NRG Energy, Inc.................................... 35,895        885,171
#   NRG Yield, Inc. Class A............................  2,685        141,983
    OGE Energy Corp.................................... 21,600        759,888
#   ONE Gas, Inc.......................................  5,450        240,835
#   Ormat Technologies, Inc............................  1,700         45,475
#   Otter Tail Corp....................................  3,400        105,128
    Pepco Holdings, Inc................................ 24,900        683,505
    PG&E Corp.......................................... 50,724      2,983,078
    Piedmont Natural Gas Co., Inc......................  8,196        326,938
    Pinnacle West Capital Corp......................... 11,815        829,177
    PNM Resources, Inc.................................  8,650        263,825
#   Portland General Electric Co.......................  8,207        325,818
    PPL Corp........................................... 71,970      2,554,935
    Public Service Enterprise Group, Inc............... 55,550      2,370,874
    Questar Corp....................................... 19,300        500,835
#   RGC Resources, Inc.................................    200          4,298
#   SCANA Corp......................................... 14,954        953,617
    Sempra Energy...................................... 25,130      2,812,550
    SJW Corp...........................................  2,210         74,632
#   South Jersey Industries, Inc.......................  3,300        192,225
    Southern Co. (The)................................. 98,933      5,017,882
    Southwest Gas Corp.................................  5,119        314,614
#   TECO Energy, Inc................................... 25,160        536,663
    UGI Corp........................................... 18,051        667,706
    UIL Holdings Corp..................................  5,631        259,026
    Unitil Corp........................................  1,200         44,832
#   Vectren Corp.......................................  9,040        433,197
#   Westar Energy, Inc................................. 14,053        600,344
#   WGL Holdings, Inc..................................  5,799        327,643
#   Wisconsin Energy Corp.............................. 24,300      1,355,211
    Xcel Energy, Inc................................... 55,538      2,084,341
#   York Water Co......................................    900         21,303
                                                               --------------
Total Utilities........................................            81,683,045
                                                               --------------
TOTAL COMMON STOCKS....................................         2,291,712,802
                                                               --------------
RIGHTS/WARRANTS -- (0.0%)
o*  Community Health Systems, Inc. Rights 01/04/16..... 27,224            735
o*  Furiex Pharmaceuticals Contingent Value Rights.....    833          8,138
o*  Leap Wireless International, Inc. Contingent Value
      Rights...........................................  7,025         17,703

                                     1281

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                       SHARES       VALUE+
                                                     ---------- --------------
o#*   Magnum Hunter Resources Corp. Warrants
        04/15/16....................................      1,430 $           --
o*    Providence Service Corp. (The) Rights
        02/05/2015..................................         66             --
o*    Safeway Casa Ley Contingent Value Rights......     26,773         27,172
o*    Safeway PDC, LLC Contingent Value Rights......     26,773          1,307
o*    Sears Holdings Corporation Rights.............          1             --
o*    Southern Community Financial Corp. Contingent
        Value Rights................................        700            648
TOTAL RIGHTS/WARRANTS...............................                    55,703
                                                                --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves,
        0.089%......................................  9,885,289      9,885,289
                                                                --------------
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@  DFA Short Term Investment Fund................ 13,001,383    150,426,001
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $1,283,872,528)^^.............................            $2,452,079,795
                                                                ==============

                                     1282

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  305,385,940           --   --    $  305,385,940
   Consumer Staples.........    208,282,194           --   --       208,282,194
   Energy...................    180,227,223           --   --       180,227,223
   Financials...............    320,070,388           --   --       320,070,388
   Health Care..............    339,360,408           --   --       339,360,408
   Industrials..............    266,485,493           --   --       266,485,493
   Information Technology...    456,125,412           --   --       456,125,412
   Materials................     85,221,682           --   --        85,221,682
   Other....................             --           --   --                --
   Real Estate Investment
     Trusts.................        455,530           --   --           455,530
   Telecommunication
     Services...............     48,415,487           --   --        48,415,487
   Utilities................     81,683,045           --   --        81,683,045
Rights/Warrants.............             -- $     55,703   --            55,703
Temporary Cash Investments..      9,885,289           --   --         9,885,289
Securities Lending
  Collateral................             --  150,426,001   --       150,426,001
                             -------------- ------------   --    --------------
TOTAL....................... $2,301,598,091 $150,481,704   --    $2,452,079,795
                             ============== ============   ==    ==============

                                     1283

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES    VALUE+
                                                        ------- -----------
COMMON STOCKS -- (87.5%)

Consumer Discretionary -- (14.6%)
*   1-800-Flowers.com, Inc. Class A.................... 137,199 $ 1,082,500
    Aaron's, Inc.......................................  59,297   1,877,343
#   Abercrombie & Fitch Co. Class A....................  21,420     546,638
    AH Belo Corp. Class A.............................. 100,654     907,899
*   Ambassadors Group, Inc.............................   1,110       2,797
    AMCON Distributing Co..............................     388      31,525
*   America's Car-Mart, Inc............................  44,364   2,356,172
*   Apollo Education Group, Inc. Class A...............  16,546     417,952
    Arctic Cat, Inc....................................  21,276     715,299
    Ark Restaurants Corp...............................  11,046     272,063
*   Asbury Automotive Group, Inc.......................     761      56,474
#*  Ascent Capital Group, Inc. Class A.................  37,093   1,569,405
*   Ballantyne Strong, Inc.............................  85,890     351,290
#*  Barnes & Noble, Inc................................ 197,235   4,633,050
    Bassett Furniture Industries, Inc..................  44,555     990,012
    Beasley Broadcast Group, Inc. Class A..............  42,442     221,547
*   Beazer Homes USA, Inc..............................  21,064     332,811
#   bebe stores, Inc................................... 154,556     553,310
*   Belmond, Ltd. Class A.............................. 447,582   4,918,926
    Big 5 Sporting Goods Corp..........................  15,726     187,297
*   Biglari Holdings, Inc..............................   8,643   3,577,943
*   BJ's Restaurants, Inc..............................  50,432   2,233,633
#   Bob Evans Farms, Inc............................... 102,827   5,796,358
#   Bon-Ton Stores, Inc. (The).........................   9,857      54,016
#*  Books-A-Million, Inc...............................  84,282     212,391
#   Bowl America, Inc. Class A.........................  11,489     166,591
#*  Boyd Gaming Corp................................... 179,677   2,346,582
*   Bravo Brio Restaurant Group, Inc...................   4,049      53,244
*   Bridgepoint Education, Inc.........................  10,334     101,997
*   Bright Horizons Family Solutions, Inc..............   9,909     481,082
    Brown Shoe Co., Inc................................ 191,145   5,426,607
*   Build-A-Bear Workshop, Inc.........................  93,796   1,934,074
#*  Cabela's, Inc...................................... 208,284  11,445,206
#   Callaway Golf Co................................... 356,756   2,911,129
*   Cambium Learning Group, Inc........................  56,997     143,062
*   Canterbury Park Holding Corp.......................   7,625      76,631
*   Career Education Corp..............................  36,746     205,043
#   Carriage Services, Inc............................. 169,187   3,688,277
*   Carrols Restaurant Group, Inc......................  65,275     519,589
*   Cavco Industries, Inc..............................  22,377   1,644,933
#*  Central European Media Enterprises, Ltd. Class A...   3,927      10,210
#*  Charles & Colvard, Ltd.............................  38,289      68,920
    Chico's FAS, Inc................................... 178,341   2,974,728
#   Children's Place, Inc. (The).......................   8,651     518,627
*   Christopher & Banks Corp........................... 129,208     673,174
    Churchill Downs, Inc...............................  56,570   5,373,584
*   Citi Trends, Inc...................................   8,318     190,399
    Clear Channel Outdoor Holdings, Inc. Class A.......  59,302     536,683
#*  Coast Distribution System, Inc. (The)..............  18,627      64,449
    Columbia Sportswear Co.............................   9,424     400,520
#*  Conn's, Inc........................................ 159,725   2,514,072

                                     1284

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
    Cooper Tire & Rubber Co............................  52,301 $ 1,819,552
    Core-Mark Holding Co., Inc......................... 118,920   7,929,586
#*  Crocs, Inc.........................................  46,822     496,313
    CSS Industries, Inc................................  43,800   1,191,360
    Culp, Inc..........................................  36,886     741,040
#*  Cumulus Media, Inc. Class A........................ 113,565     395,206
#   Darden Restaurants, Inc............................ 102,117   6,267,941
#*  Delta Apparel, Inc.................................  17,375     160,719
#*  Destination XL Group, Inc..........................  81,614     414,599
    DeVry Education Group, Inc.........................  89,597   3,799,809
    Dillard's, Inc. Class A............................ 254,247  28,882,459
    DineEquity, Inc....................................  59,800   6,383,650
#*  Dixie Group, Inc. (The)............................ 107,293     866,927
#*  Dorman Products, Inc............................... 125,322   5,730,975
*   Dover Downs Gaming & Entertainment, Inc............  16,136      14,484
    Dover Motorsports, Inc............................. 109,057     287,910
    DR Horton, Inc..................................... 152,435   3,737,706
#*  DreamWorks Animation SKG, Inc. Class A............. 162,850   3,040,410
*   Drew Industries, Inc...............................     245      12,319
    Educational Development Corp.......................   2,276       9,400
*   Eldorado Resorts, Inc..............................  73,450     291,229
#   Emerson Radio Corp................................. 224,588     233,572
#*  Entercom Communications Corp. Class A..............  27,299     315,849
#   Escalade, Inc......................................  24,227     369,219
*   EVINE Live, Inc....................................  43,800     274,626
#*  EW Scripps Co. (The) Class A....................... 235,669   4,649,749
*   Famous Dave's Of America, Inc......................     479      14,499
#*  Federal-Mogul Holdings Corp........................ 143,350   1,939,526
    Finish Line, Inc. (The) Class A....................  66,059   1,558,992
    Flanigan's Enterprises, Inc........................   5,016     191,862
    Flexsteel Industries, Inc..........................  26,545     791,041
    Foot Locker, Inc................................... 242,147  12,887,063
#   Fred's, Inc. Class A............................... 189,475   3,145,285
    Frisch's Restaurants, Inc..........................  23,920     662,584
#*  FTD Cos., Inc......................................  98,445   3,371,741
#*  Fuel Systems Solutions, Inc........................  28,017     300,903
*   Full House Resorts, Inc............................  19,199      26,303
#*  G-III Apparel Group, Ltd...........................  65,443   6,361,060
*   Gaiam, Inc. Class A................................  47,824     350,072
#   GameStop Corp. Class A............................. 431,501  15,210,410
*   Gaming Partners International Corp.................     100         829
    Gannett Co., Inc................................... 412,001  12,776,151
#*  Geeknet, Inc.......................................     710       5,566
*   Genesco, Inc.......................................  87,141   6,226,224
    Graham Holdings Co. Class B........................  12,803  11,974,902
*   Gray Television, Inc............................... 226,443   2,142,151
*   Gray Television, Inc. Class A......................   2,809      21,068
    Group 1 Automotive, Inc............................ 126,434  10,164,029
    Guess?, Inc........................................   1,234      23,175
    Harte-Hanks, Inc................................... 142,987   1,039,515
    Haverty Furniture Cos., Inc........................ 110,114   2,690,085
    Haverty Furniture Cos., Inc. Class A...............     700      17,381
*   Helen of Troy, Ltd................................. 137,895  10,372,462

                                     1285

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Consumer Discretionary -- (Continued)
#*  hhgregg, Inc.......................................    59,528 $   326,809
    Hooker Furniture Corp..............................    53,234     960,341
#*  Iconix Brand Group, Inc............................   330,870  10,998,119
    International Speedway Corp. Class A...............   125,710   3,656,904
*   Isle of Capri Casinos, Inc.........................    95,360     976,486
#*  JAKKS Pacific, Inc.................................   141,049     849,115
*   Jarden Corp........................................    47,925   2,301,359
    Johnson Outdoors, Inc. Class A.....................   101,246   3,037,380
*   Journal Communications, Inc. Class A...............   247,681   2,489,194
*   K12, Inc...........................................     5,499      78,196
#*  Kirkland's, Inc....................................    53,915   1,254,602
*   Kona Grill, Inc....................................     1,474      34,639
    Koss Corp..........................................       710       1,406
    La-Z-Boy, Inc......................................   233,867   6,241,910
#*  Lakeland Industries, Inc...........................    34,327     291,780
#*  Lands' End, Inc....................................       368      12,766
*   LeapFrog Enterprises, Inc..........................    26,371      62,763
    Lear Corp..........................................   124,888  12,532,511
#   Lennar Corp. Class A...............................    79,029   3,549,192
    Lennar Corp. Class B...............................    66,137   2,388,207
*   Liberty Ventures Series A..........................    29,830   1,114,151
#*  Life Time Fitness, Inc.............................    43,007   2,351,193
#   Lifetime Brands, Inc...............................    63,921   1,008,673
    Lincoln Educational Services Corp..................     2,664       6,926
    Lithia Motors, Inc. Class A........................    73,939   6,262,633
*   Live Nation Entertainment, Inc.....................   433,828  10,312,092
*   Loral Space & Communications, Inc..................    32,405   2,330,244
*   Luby's, Inc........................................   151,536     739,496
#*  M/I Homes, Inc.....................................    95,252   1,966,001
*   Madison Square Garden Co. (The) Class A............    60,153   4,556,590
    Marcus Corp. (The).................................   108,304   2,042,613
#*  MarineMax, Inc.....................................   127,066   3,241,454
    Marriott Vacations Worldwide Corp..................    62,997   4,819,270
#*  Martha Stewart Living Omnimedia, Inc. Class A......     8,504      39,459
*   McClatchy Co. (The) Class A........................   269,431     676,272
#   MDC Holdings, Inc..................................    98,910   2,472,750
#*  Media General, Inc.................................    96,566   1,380,894
#   Men's Wearhouse, Inc. (The)........................   238,818  11,097,872
#   Meredith Corp......................................    36,369   1,893,370
*   Meritage Homes Corp................................    74,240   2,703,078
*   Modine Manufacturing Co............................   147,459   1,797,525
*   Mohawk Industries, Inc.............................    24,238   4,000,240
*   Monarch Casino & Resort, Inc.......................     7,104     122,899
*   Motorcar Parts of America, Inc.....................    56,988   1,488,527
    Movado Group, Inc..................................   105,959   2,546,195
*   Murphy USA, Inc....................................    25,684   1,793,000
    NACCO Industries, Inc. Class A.....................    25,083   1,380,819
#*  Nathan's Famous, Inc...............................     8,610     692,588
*   Nautilus, Inc......................................    32,258     459,354
*   New York & Co., Inc................................   121,740     280,002
#   New York Times Co. (The) Class A...................    11,183     140,794
*   Norwegian Cruise Line Holdings, Ltd................    44,108   1,930,166
*   Office Depot, Inc.................................. 1,398,222  10,626,487

                                     1286

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
*   P&F Industries, Inc. Class A.......................   2,025 $    15,390
#*  Pacific Sunwear of California, Inc................. 227,171     624,720
#*  Penn National Gaming, Inc..........................  44,413     664,863
    Penske Automotive Group, Inc....................... 236,131  11,416,934
*   Pep Boys-Manny, Moe & Jack (The)................... 195,999   1,652,272
*   Perfumania Holdings, Inc...........................  27,270     153,939
*   Perry Ellis International, Inc.....................  81,166   1,940,679
#*  Pinnacle Entertainment, Inc........................ 190,559   4,030,323
    PulteGroup, Inc.................................... 528,553  10,882,906
    PVH Corp...........................................  16,256   1,792,387
#*  Quiksilver, Inc.................................... 136,359     254,991
*   Radio One, Inc. Class D............................  50,923      95,735
*   RCI Hospitality Holdings, Inc......................  49,664     484,224
*   Reading International, Inc. Class B................   6,238      87,332
*   Red Lion Hotels Corp...............................  93,026     597,227
#*  Red Robin Gourmet Burgers, Inc.....................  79,845   6,187,987
*   Regis Corp......................................... 240,190   3,782,993
    Remy International, Inc............................   5,448     115,879
#   Rent-A-Center, Inc................................. 244,102   8,367,817
    Rocky Brands, Inc..................................  37,738     517,388
    Royal Caribbean Cruises, Ltd.......................  59,707   4,510,864
*   Ruby Tuesday, Inc.................................. 301,210   1,813,284
#   Ryland Group, Inc. (The)...........................  62,514   2,509,937
    Saga Communications, Inc. Class A..................  34,254   1,393,110
    Salem Communications Corp. Class A.................  55,646     387,853
#   Scholastic Corp.................................... 140,916   5,182,890
    Service Corp. International........................ 458,689  10,380,132
#*  Shiloh Industries, Inc............................. 200,500   2,452,115
    Shoe Carnival, Inc................................. 115,172   2,674,294
#*  Shutterfly, Inc....................................   4,053     177,805
    Signet Jewelers, Ltd...............................  15,369   1,861,340
*   Sizmek, Inc........................................  39,090     232,976
#*  Skechers U.S.A., Inc. Class A...................... 187,114  11,292,330
*   Skullcandy, Inc....................................  11,475     114,980
*   Skyline Corp.......................................  29,726     111,473
    Sonic Automotive, Inc. Class A.....................  12,692     312,604
*   Spanish Broadcasting System, Inc. Class A..........   4,503      11,933
    Spartan Motors, Inc................................ 161,700     842,457
#   Speedway Motorsports, Inc.......................... 201,627   4,494,266
    Stage Stores, Inc.................................. 159,243   3,184,860
#   Standard Motor Products, Inc....................... 123,563   4,505,107
#*  Standard Pacific Corp.............................. 116,818     820,062
*   Stanley Furniture Co., Inc.........................  57,224     169,383
    Stein Mart, Inc.................................... 124,540   1,713,670
*   Steiner Leisure, Ltd...............................     857      37,382
#*  Stoneridge, Inc....................................  67,571     852,746
#   Strattec Security Corp.............................  16,028   1,009,764
    Superior Industries International, Inc............. 138,538   2,528,319
    Superior Uniform Group, Inc........................  39,336   1,492,801
    Sypris Solutions, Inc..............................  27,793      66,564
#*  Systemax, Inc...................................... 245,635   3,210,449
    Tandy Leather Factory, Inc.........................  45,822     391,320
    Time, Inc..........................................  31,354     785,104

                                     1287

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Consumer Discretionary -- (Continued)
*   Toll Brothers, Inc.................................   295,256 $ 10,221,763
    Trans World Entertainment Corp.....................    62,666      217,451
#*  Tuesday Morning Corp...............................   189,888    3,361,018
#*  Unifi, Inc.........................................    94,608    3,049,216
*   Universal Electronics, Inc.........................    24,952    1,590,440
    Universal Technical Institute, Inc.................     1,031        8,423
    Vail Resorts, Inc..................................    39,741    3,487,670
*   Visteon Corp.......................................     6,414      621,837
#*  Vitamin Shoppe, Inc................................    22,922      968,913
#*  VOXX International Corp............................   116,682      933,456
    Wendy's Co. (The).................................. 1,383,503   14,582,122
#*  West Marine, Inc...................................   120,425    1,445,100
#   Weyco Group, Inc...................................    11,436      309,001
*   William Lyon Homes Class A.........................     3,637       69,394
#   Wolverine World Wide, Inc..........................    41,991    1,182,047
    Wyndham Worldwide Corp.............................    21,808    1,827,292
*   Zagg, Inc..........................................       400        2,412
                                                                  ------------
Total Consumer Discretionary...........................            570,334,573
                                                                  ------------
Consumer Staples -- (2.8%)
#   Alico, Inc.........................................     8,414      400,002
*   Alliance One International, Inc....................   386,350      405,667
    Andersons, Inc. (The)..............................   126,005    5,667,705
#*  Boulder Brands, Inc................................   264,860    2,656,546
*   Bridgford Foods Corp...............................     2,376       19,115
#   Cal-Maine Foods, Inc...............................     6,788      237,919
#   Casey's General Stores, Inc........................    17,471    1,595,102
*   CCA Industries, Inc................................     9,592       33,572
*   Central Garden and Pet Co..........................    68,266      576,848
#*  Central Garden and Pet Co. Class A.................   176,558    1,606,678
#   Coca-Cola Bottling Co. Consolidated................     5,966      581,924
*   Constellation Brands, Inc. Class B.................     1,126      127,784
#*  Craft Brew Alliance, Inc...........................    91,153    1,084,721
*   Darling Ingredients, Inc...........................    74,519    1,265,333
#   Dean Foods Co......................................    26,610      482,173
    Energizer Holdings, Inc............................    12,003    1,536,504
#*  Farmer Bros. Co....................................    56,523    1,690,603
    Fresh Del Monte Produce, Inc.......................   253,809    8,535,597
    Golden Enterprises, Inc............................    27,634       99,206
#*  Hain Celestial Group, Inc. (The)...................   191,368   10,098,489
    Ingles Markets, Inc. Class A.......................    64,005    2,729,813
#   Ingredion, Inc.....................................   101,450    8,180,928
    Inter Parfums, Inc.................................    10,013      251,827
    J&J Snack Foods Corp...............................       800       78,496
    John B. Sanfilippo & Son, Inc......................    48,275    1,760,589
*   Landec Corp........................................   114,200    1,458,334
    Limoneira Co.......................................       500       10,400
*   Mannatech, Inc.....................................     8,479      158,557
    MGP Ingredients, Inc...............................    75,349    1,195,035
*   Natural Alternatives International, Inc............     9,338       49,678
*   Nutraceutical International Corp...................    63,201    1,234,948
    Oil-Dri Corp. of America...........................    28,763      880,723
*   Omega Protein Corp.................................   123,884    1,305,737

                                     1288

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Staples -- (Continued)
    Orchids Paper Products Co..........................  16,397 $    447,146
*   Pantry, Inc. (The)................................. 114,386    4,220,843
    Pilgrim's Pride Corp...............................   9,043      245,517
    Pinnacle Foods, Inc................................  17,772      639,259
#*  Post Holdings, Inc................................. 129,830    6,134,467
*   Primo Water Corp...................................   5,744       24,297
#   Sanderson Farms, Inc...............................  30,733    2,457,411
*   Seaboard Corp......................................   2,639   10,094,149
*   Seneca Foods Corp. Class A.........................  30,926      800,365
*   Seneca Foods Corp. Class B.........................   1,786       62,965
#   Snyder's-Lance, Inc................................  26,563      772,718
    SpartanNash Co..................................... 230,863    5,947,031
    Spectrum Brands Holdings, Inc......................  81,722    7,328,829
#*  TreeHouse Foods, Inc...............................  45,157    4,095,740
#   Universal Corp..................................... 108,949    4,375,392
    Village Super Market, Inc. Class A.................  16,501      478,034
#   Weis Markets, Inc..................................  47,949    2,197,503
                                                                ------------
Total Consumer Staples.................................          108,318,219
                                                                ------------
Energy -- (5.3%)
    Adams Resources & Energy, Inc......................  23,737    1,377,695
#   Alon USA Energy, Inc............................... 153,094    1,849,375
#*  Alpha Natural Resources, Inc....................... 285,868      297,303
#*  Approach Resources, Inc............................  75,306      472,169
#   Arch Coal, Inc.....................................  35,400       32,826
    Atwood Oceanics, Inc...............................   6,145      175,624
*   Barnwell Industries, Inc...........................  24,887       71,550
*   Basic Energy Services, Inc......................... 159,165      935,890
#*  Bill Barrett Corp.................................. 162,823    1,660,795
#*  Bonanza Creek Energy, Inc..........................  14,910      388,853
#   Bristow Group, Inc................................. 174,943    9,746,075
#*  C&J Energy Services, Inc...........................  52,236      538,031
*   Callon Petroleum Co................................  87,827      478,657
#*  Carrizo Oil & Gas, Inc.............................  19,714      889,101
#*  Clayton Williams Energy, Inc.......................   4,143      231,594
#*  Cloud Peak Energy, Inc.............................  86,854      589,739
#   Comstock Resources, Inc............................ 135,349      546,810
*   Contango Oil & Gas Co..............................  20,887      628,072
#   CVR Energy, Inc....................................   3,400      130,288
    Dawson Geophysical Co..............................  39,782      429,248
    Delek US Holdings, Inc............................. 148,688    4,587,025
#   Denbury Resources, Inc............................. 306,318    2,113,594
    DHT Holdings, Inc..................................   9,144       67,208
#   Diamond Offshore Drilling, Inc.....................  21,985      693,187
#*  Emerald Oil, Inc...................................  95,868       78,899
#   Energy XXI, Ltd.................................... 108,809      319,898
#   EnLink Midstream LLC............................... 137,887    4,362,745
*   Era Group, Inc.....................................  71,064    1,600,361
*   Escalera Resources Co..............................  42,677       18,816
    Exterran Holdings, Inc............................. 320,367    8,685,149
#*  Forbes Energy Services, Ltd........................   2,238        2,157
*   Forum Energy Technologies, Inc.....................  28,877      446,150
#   GasLog, Ltd........................................     559        9,777

                                     1289

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
*   Gastar Exploration, Inc............................  17,889 $    41,860
#   Green Plains, Inc.................................. 135,748   3,177,861
#   Gulf Island Fabrication, Inc.......................  66,673   1,104,772
#   Gulfmark Offshore, Inc. Class A.................... 113,734   2,243,972
#*  Halcon Resources Corp..............................  46,079      64,511
*   Harvest Natural Resources, Inc..................... 183,992     115,418
*   Helix Energy Solutions Group, Inc.................. 562,740  10,562,630
#*  Hercules Offshore, Inc............................. 131,806      94,900
*   HKN, Inc...........................................   1,381      73,877
    HollyFrontier Corp................................. 191,307   6,871,747
#*  Hornbeck Offshore Services, Inc.................... 164,640   3,655,008
*   Key Energy Services, Inc........................... 211,774     355,780
#   LinnCo LLC.........................................  79,112     817,227
#*  Matador Resources Co...............................  32,417     698,911
*   Matrix Service Co..................................  54,894   1,053,965
#*  McDermott International, Inc.......................  19,911      44,800
*   Mexco Energy Corp..................................   7,515      34,832
#*  Miller Energy Resources, Inc.......................  14,965      17,509
*   Mitcham Industries, Inc............................  60,906     341,683
    Nabors Industries, Ltd............................. 558,854   6,432,410
*   Natural Gas Services Group, Inc....................  67,821   1,369,306
*   Newfield Exploration Co............................ 196,864   5,862,610
#*  Newpark Resources, Inc............................. 389,467   3,364,995
#   Noble Corp. P.L.C..................................   8,890     144,196
#*  Northern Oil and Gas, Inc..........................  49,133     308,555
#*  Nuverra Environmental Solutions, Inc...............  16,742      37,335
#*  Oasis Petroleum, Inc...............................  11,680     156,979
*   Oil States International, Inc......................  34,535   1,418,352
#*  Overseas Shipholding Group, Inc....................   5,455      27,820
    Panhandle Oil and Gas, Inc. Class A................     700      14,658
#*  Parker Drilling Co................................. 577,643   1,565,413
    Patterson-UTI Energy, Inc.......................... 473,266   8,121,245
    PBF Energy, Inc. Class A...........................  33,101     930,138
*   PDC Energy, Inc.................................... 111,531   5,123,734
#   Peabody Energy Corp................................  77,584     483,348
#*  Penn Virginia Corp................................. 184,897     902,297
*   PHI, Inc. Non-Voting...............................  94,842   3,244,545
*   PHI, Inc. Voting...................................     787      26,978
*   Pioneer Energy Services Corp....................... 289,674   1,199,250
    QEP Resources, Inc................................. 201,200   4,068,264
#*  Renewable Energy Group, Inc........................  56,603     494,710
#*  REX American Resources Corp........................  43,724   2,427,119
#*  Rex Energy Corp.................................... 216,988     768,138
#*  Rosetta Resources, Inc.............................  10,245     174,882
    Rowan Cos. P.L.C. Class A.......................... 328,885   6,946,051
#*  SandRidge Energy, Inc.............................. 225,671     318,196
#   Scorpio Tankers, Inc...............................  97,905     770,512
#*  SEACOR Holdings, Inc...............................  76,006   5,468,632
    SemGroup Corp. Class A.............................  23,770   1,600,434
#   Ship Finance International, Ltd....................  53,723     746,212
    SM Energy Co.......................................  55,896   2,113,987
#*  Stone Energy Corp..................................  99,957   1,407,395
    Superior Energy Services, Inc...................... 322,601   6,452,020

                                     1290

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Energy -- (Continued)
#*  Swift Energy Co.................................... 167,159 $    356,049
*   Synergy Resources Corp.............................     982       12,010
*   Synthesis Energy Systems, Inc......................  39,547       27,960
#   Teekay Corp........................................  80,427    3,404,475
#   Tesco Corp.........................................  42,053      430,623
    Tesoro Corp........................................ 238,953   19,529,629
*   TETRA Technologies, Inc............................ 163,386      807,127
#*  TGC Industries, Inc................................  13,136       26,272
#   Tidewater, Inc..................................... 146,594    4,289,340
#*  Triangle Petroleum Corp............................ 174,397      915,584
*   Unit Corp.......................................... 117,085    3,486,791
#*  Vaalco Energy, Inc................................. 124,037      687,165
#   W&T Offshore, Inc..................................  16,805       85,033
#*  Warren Resources, Inc.............................. 139,807      146,797
#   Western Refining, Inc.............................. 378,467   14,052,480
*   Whiting Petroleum Corp............................. 178,848    5,369,017
*   Willbros Group, Inc................................ 148,429      828,234
    World Fuel Services Corp...........................   5,085      249,012
*   WPX Energy, Inc.................................... 226,315    2,412,518
                                                                ------------
Total Energy...........................................          207,432,756
                                                                ------------
Financials -- (23.2%)
*   1st Constitution Bancorp...........................     785        8,635
    1st Source Corp.................................... 206,895    6,150,988
    Access National Corp...............................  12,288      219,464
#   Alexander & Baldwin, Inc........................... 199,071    7,616,456
*   Alleghany Corp.....................................  14,843    6,561,942
    Alliance Bancorp, Inc. of Pennsylvania.............   2,169       37,871
    Allied World Assurance Co. Holdings AG............. 466,524   18,040,483
#*  Ambac Financial Group, Inc.........................  31,094      760,248
    Ameriana Bancorp...................................     645       11,239
    American Equity Investment Life Holding Co......... 349,240    8,909,112
    American Financial Group, Inc...................... 370,385   21,497,145
*   American Independence Corp.........................   4,603       51,047
#   American National Bankshares, Inc..................  15,485      333,237
    American National Insurance Co.....................  41,466    4,314,123
*   American River Bankshares..........................   8,728       86,233
    Ameris Bancorp.....................................  68,629    1,656,018
    AMERISAFE, Inc.....................................  88,937    3,619,736
    AmeriServ Financial, Inc........................... 182,092      544,455
*   Arch Capital Group, Ltd............................  29,703    1,721,883
    Argo Group International Holdings, Ltd............. 156,217    8,356,047
#   Arrow Financial Corp...............................   1,154       29,508
    Aspen Insurance Holdings, Ltd...................... 254,728   11,034,817
#   Associated Banc-Corp............................... 350,769    5,896,427
    Assurant, Inc...................................... 331,133   21,030,257
    Assured Guaranty, Ltd.............................. 443,343   10,826,436
*   Asta Funding, Inc..................................  54,947      466,500
    Astoria Financial Corp............................. 281,127    3,438,183
    Atlantic American Corp.............................   9,523       37,997
*   Atlanticus Holdings Corp...........................  57,981      148,431
    Auburn National Bancorporation, Inc................     513       12,056
#*  AV Homes, Inc......................................  53,958      808,830

                                     1291

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    Axis Capital Holdings, Ltd.........................   302,382 $15,391,244
    Baldwin & Lyons, Inc. Class A......................       276       6,527
    Baldwin & Lyons, Inc. Class B......................    58,678   1,355,462
    Banc of California, Inc............................    14,448     148,092
    Bancfirst Corp.....................................     5,568     321,051
    Bancorp of New Jersey, Inc.........................       541       5,843
#*  Bancorp, Inc. (The)................................    67,770     577,400
    BancorpSouth, Inc..................................   176,281   3,499,178
    Bank Mutual Corp...................................   212,319   1,352,472
    Bank of Commerce Holdings..........................     2,036      11,605
    Bank of Kentucky Financial Corp (The)..............     8,390     372,852
#   BankFinancial Corp.................................   120,428   1,362,041
    Banner Corp........................................    36,330   1,467,005
    Bar Harbor Bankshares..............................    20,276     622,473
    BBCN Bancorp, Inc..................................   183,485   2,376,131
*   BBX Capital Corp. Class A..........................     1,200      16,968
    BCB Bancorp, Inc...................................     9,368     108,763
#*  Bear State Financial, Inc..........................    10,528     113,913
#*  Beneficial Bancorp, Inc............................     9,224      99,527
    Berkshire Bancorp, Inc.............................     2,534      21,792
    Berkshire Hills Bancorp, Inc.......................   119,858   2,984,464
#*  BofI Holding, Inc..................................    56,878   4,798,228
#   BOK Financial Corp.................................    14,217     769,282
    Boston Private Financial Holdings, Inc.............   246,430   2,710,730
    Bridge Bancorp, Inc................................     1,743      43,017
*   Bridge Capital Holdings............................    12,594     275,179
    Brookline Bancorp, Inc.............................   204,294   1,961,222
    Bryn Mawr Bank Corp................................    12,675     369,476
    C&F Financial Corp.................................     2,839     100,188
    Calamos Asset Management, Inc. Class A.............    27,968     350,998
    California First National Bancorp..................    17,918     247,268
#   Camden National Corp...............................    24,991     928,666
#   Cape Bancorp, Inc..................................     1,782      15,379
*   Capital Bank Financial Corp. Class A...............     2,093      51,111
#   Capital City Bank Group, Inc.......................    37,417     561,255
#   Capitol Federal Financial, Inc.....................   146,696   1,827,832
    Cardinal Financial Corp............................   123,698   2,203,061
*   Cascade Bancorp....................................   139,244     643,307
#   Cash America International, Inc....................    18,297     380,578
    Cathay General Bancorp.............................   299,120   7,145,977
    Centerstate Banks, Inc.............................    20,216     222,578
#   Central Pacific Financial Corp.....................     5,600     117,488
    Century Bancorp, Inc. Class A......................     3,160     122,545
    Chemical Financial Corp............................    81,772   2,319,054
    Chicopee Bancorp, Inc..............................     8,359     137,589
#   Cincinnati Financial Corp..........................    93,979   4,746,879
    Citizens Community Bancorp, Inc....................    29,400     267,981
    Citizens Holding Co................................     1,122      20,892
#*  Citizens, Inc......................................   167,031   1,205,964
#   City Holding Co....................................     9,868     417,712
#   Clifton Bancorp, Inc...............................       531       7,041
    CNB Financial Corp.................................     1,243      21,131
    CNO Financial Group, Inc........................... 1,264,042  19,617,932

                                     1292

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
#   CoBiz Financial, Inc............................... 131,357 $ 1,431,791
    Codorus Valley Bancorp, Inc........................   5,307     106,512
*   Colonial Financial Services, Inc...................  14,655     194,252
#*  Colony Bankcorp, Inc...............................   4,653      34,711
    Columbia Banking System, Inc.......................  72,878   1,853,288
    Commercial National Financial Corp.................     959      21,242
#   Community Bank System, Inc.........................  98,933   3,327,117
#   Community Trust Bancorp, Inc.......................  31,069     981,159
    Community West Bancshares..........................  16,252     109,701
    ConnectOne Bancorp, Inc............................  42,304     778,394
#   Consolidated-Tomoka Land Co........................   3,222     175,760
*   Consumer Portfolio Services, Inc...................  67,542     378,235
*   Cowen Group, Inc. Class A.......................... 236,383     983,353
#*  Customers Bancorp, Inc.............................   4,704      92,434
#   CVB Financial Corp.................................  19,362     282,879
    Dime Community Bancshares, Inc.....................  35,690     526,784
    Donegal Group, Inc. Class A........................  72,219   1,154,782
#   Donegal Group, Inc. Class B........................   6,424     149,840
#*  Doral Financial Corp...............................   1,604       4,620
*   E*TRADE Financial Corp............................. 675,869  15,578,780
    East West Bancorp, Inc.............................     850      30,753
*   Eastern Virginia Bankshares, Inc...................   9,379      58,619
    EMC Insurance Group, Inc........................... 141,757   4,573,081
    Employers Holdings, Inc............................  51,444   1,070,035
#*  Encore Capital Group, Inc..........................  86,358   3,214,245
    Endurance Specialty Holdings, Ltd.................. 206,632  12,629,348
*   Enova International, Inc...........................   4,567      87,915
*   Enstar Group, Ltd..................................   3,501     472,530
#   Enterprise Bancorp, Inc............................   7,556     154,520
    Enterprise Financial Services Corp.................  36,742     702,140
#   ESB Financial Corp.................................  40,492     676,621
    ESSA Bancorp, Inc..................................  22,499     273,363
    Evans Bancorp, Inc.................................   8,434     199,464
#   EverBank Financial Corp............................ 134,288   2,343,326
    Everest Re Group, Ltd.............................. 104,016  17,826,262
#*  Ezcorp, Inc. Class A...............................  17,049     175,775
*   Farmers Capital Bank Corp..........................   3,854      86,098
    FBL Financial Group, Inc. Class A.................. 127,606   6,659,757
    Federal Agricultural Mortgage Corp. Class A........   2,471      56,215
    Federal Agricultural Mortgage Corp. Class C........  43,772   1,205,919
    Federated National Holding Co......................  55,257   1,608,531
    Fidelity Southern Corp.............................  32,308     493,989
    Financial Institutions, Inc........................  25,514     562,073
*   First Acceptance Corp.............................. 101,596     236,719
#   First American Financial Corp...................... 291,331   9,911,081
    First Bancorp, Inc.................................  18,788     311,505
*   First BanCorp.(318672706)..........................  37,111     203,739
    First Bancorp.(318910106)..........................  68,195   1,132,037
*   First Bancshares, Inc..............................   2,300      16,192
    First Bancshares, Inc. (The).......................     271       3,780
    First Busey Corp................................... 109,900     676,984
#   First Business Financial Services, Inc.............   2,294     100,408
    First Citizens BancShares, Inc. Class A............  20,291   4,952,019

                                     1293

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    First Commonwealth Financial Corp.................. 338,578 $2,671,380
    First Community Bancshares, Inc....................  38,339    601,539
    First Connecticut Bancorp Inc/Farmington...........   2,083     30,724
    First Defiance Financial Corp......................  36,856  1,122,634
    First Federal of Northern Michigan Bancorp, Inc....   5,000     29,150
    First Financial Bancorp............................  66,211  1,093,806
    First Financial Corp...............................  57,983  1,879,229
    First Financial Northwest, Inc..................... 111,813  1,340,638
#   First Horizon National Corp........................ 119,916  1,557,709
    First Interstate Bancsystem, Inc...................  27,202    650,128
    First Merchants Corp............................... 204,016  4,455,709
    First Midwest Bancorp, Inc......................... 241,942  3,725,907
*   First NBC Bank Holding Co..........................   2,637     81,642
    First Niagara Financial Group, Inc................. 528,271  4,289,561
o*  First Place Financial Corp......................... 114,087          9
    First South Bancorp, Inc...........................     967      7,688
*   First United Corp..................................   6,083     51,645
#   First West Virginia Bancorp........................     843     18,487
    FirstMerit Corp.................................... 230,826  3,782,084
*   Flagstar Bancorp, Inc..............................  32,932    467,964
    Flushing Financial Corp............................ 117,856  2,133,194
#   FNB Corp........................................... 336,130  4,033,560
    FNF Group..........................................  91,432  3,209,263
*   FNFV Group.........................................  30,474    377,878
*   Forest City Enterprises, Inc. Class A.............. 117,860  2,887,570
#*  Forestar Group, Inc................................  43,423    576,223
    Fox Chase Bancorp, Inc.............................  18,983    308,284
#*  FRP Holdings, Inc..................................  26,146    946,485
    Fulton Financial Corp.............................. 241,522  2,692,970
*   Genworth Financial, Inc. Class A................... 923,584  6,446,616
    German American Bancorp, Inc.......................  61,710  1,727,880
    GFI Group, Inc.....................................  13,313     74,686
    Glacier Bancorp, Inc...............................  31,278    696,561
*   Global Indemnity P.L.C.............................  60,021  1,574,951
    Great Southern Bancorp, Inc........................  26,760    966,571
*   Green Dot Corp. Class A............................  33,327    508,237
*   Greenlight Capital Re, Ltd. Class A................  12,012    377,297
#   Griffin Land & Nurseries, Inc......................   9,402    278,675
    Guaranty Bancorp...................................  52,602    703,815
    Guaranty Federal Bancshares, Inc...................  14,051    207,252
*   Hallmark Financial Services, Inc................... 105,817  1,168,220
    Hampden Bancorp, Inc...............................  14,730    295,926
    Hancock Holding Co.................................  48,577  1,268,345
    Hanmi Financial Corp...............................  50,933  1,011,529
    Hanover Insurance Group, Inc. (The)................ 140,426  9,689,394
    Harleysville Savings Financial Corp................   1,426     25,383
    Hawthorn Bancshares, Inc...........................   9,128    129,891
    HCC Insurance Holdings, Inc........................ 108,038  5,762,747
#   HCI Group, Inc.....................................  30,002  1,386,392
    Heartland Financial USA, Inc.......................  10,901    301,086
    Heritage Commerce Corp.............................  59,091    494,001
    Heritage Financial Corp............................  29,180    452,874
    Heritage Financial Group, Inc......................   1,394     33,414

                                     1294

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    HF Financial Corp..................................  12,333 $   177,719
*   Hilltop Holdings, Inc.............................. 259,855   4,716,368
    Hingham Institution for Savings....................   1,253     110,264
*   HMN Financial, Inc.................................  24,144     295,523
#   Home Bancorp, Inc..................................   5,323     116,467
*   HomeTrust Bancshares, Inc..........................   2,320      35,844
    HopFed Bancorp, Inc................................  28,833     380,884
    Horace Mann Educators Corp......................... 251,498   7,663,144
#   Horizon Bancorp....................................   9,654     216,057
    Hudson City Bancorp, Inc........................... 211,602   1,898,070
    Hudson Valley Holding Corp.........................   5,146     126,952
    Huntington Bancshares, Inc.........................   1,986      19,900
    Iberiabank Corp....................................  63,062   3,443,816
#*  Imperial Holdings, Inc.............................   3,445      20,463
#   Independence Holding Co............................  50,444     641,143
#   Independent Bank Corp.(453836108)..................  66,239   2,505,821
    Independent Bank Corp.(453838609)..................  43,229     531,717
    Infinity Property & Casualty Corp..................  91,923   6,459,429
    Interactive Brokers Group, Inc. Class A............  60,692   1,858,996
    International Bancshares Corp...................... 158,383   3,565,201
    Intervest Bancshares Corp. Class A.................  17,894     176,256
#*  INTL. FCStone, Inc.................................  12,526     241,501
*   Investment Technology Group, Inc................... 137,565   2,854,474
    Investors Bancorp, Inc.............................     685       7,542
    Investors Title Co.................................   7,764     556,989
#   Janus Capital Group, Inc........................... 430,097   7,543,901
    JMP Group, Inc.....................................  45,410     346,478
*   KCG Holdings, Inc. Class A.........................  30,065     367,695
#   Kemper Corp........................................ 246,578   8,608,038
    Kentucky First Federal Bancorp.....................     496       4,077
    Lake Shore Bancorp, Inc............................   1,066      13,991
    Lakeland Bancorp, Inc.............................. 136,165   1,469,220
    Lakeland Financial Corp............................  22,403     845,489
    Landmark Bancorp, Inc..............................   2,689      56,469
    LegacyTexas Financial Group, Inc...................  37,640     746,025
    Legg Mason, Inc.................................... 349,011  19,349,170
*   LendingTree, Inc...................................  24,085     991,820
    Leucadia National Corp.............................  74,210   1,682,341
    LNB Bancorp, Inc...................................  50,800     883,920
    Louisiana Bancorp, Inc.............................   4,919     105,070
#   Macatawa Bank Corp................................. 127,574     672,315
*   Magyar Bancorp, Inc................................   6,751      56,033
#   Maiden Holdings, Ltd............................... 177,976   2,224,700
#   MainSource Financial Group, Inc.................... 118,760   2,280,192
*   Markel Corp........................................   2,511   1,715,917
    Marlin Business Services Corp......................  61,664     989,707
    MB Financial, Inc.................................. 206,707   5,872,546
*   MBIA, Inc.......................................... 613,326   4,918,875
*   MBT Financial Corp.................................  54,563     279,908
#   Meadowbrook Insurance Group, Inc................... 274,743   2,280,367
#   Mercantile Bank Corp...............................  38,174     725,306
    Merchants Bancshares, Inc..........................  13,907     372,290
    Mercury General Corp...............................  13,235     756,380

                                     1295

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
*   Meridian Bancorp, Inc..............................  29,987 $   348,149
    Meta Financial Group, Inc..........................  10,537     352,673
*   Metro Bancorp, Inc.................................  65,882   1,677,356
#*  MGIC Investment Corp............................... 394,009   3,356,957
    Mid Penn Bancorp, Inc..............................     262       4,061
#   MidSouth Bancorp, Inc..............................  38,730     539,896
#   MidWestOne Financial Group, Inc....................  16,967     475,415
#   Montpelier Re Holdings, Ltd........................ 301,072  10,576,659
*   MSB Financial Corp.................................   3,000      31,710
    MutualFirst Financial, Inc.........................  17,676     386,928
    NASDAQ OMX Group, Inc. (The)....................... 421,145  19,204,212
    National Bank Holdings Corp. Class A...............   5,380      99,261
#   National Interstate Corp...........................  48,648   1,253,659
    National Penn Bancshares, Inc...................... 276,342   2,680,517
    National Security Group, Inc. (The)................     193       2,557
    National Western Life Insurance Co. Class A........   5,667   1,350,956
*   Naugatuck Valley Financial Corp....................   1,247      10,812
*   Navigators Group, Inc. (The).......................  76,756   5,696,830
#   NBT Bancorp, Inc...................................  26,967     620,511
    Nelnet, Inc. Class A............................... 109,310   4,781,219
#   New Hampshire Thrift Bancshares, Inc...............  16,158     245,117
#   New York Community Bancorp, Inc.................... 713,654  11,025,954
*   NewBridge Bancorp..................................  52,916     414,861
#*  NewStar Financial, Inc............................. 217,583   2,299,852
*   Nicholas Financial, Inc............................   4,160      59,197
    Northeast Bancorp..................................     522       4,693
    Northeast Community Bancorp, Inc...................  50,944     353,551
#   Northfield Bancorp, Inc............................  28,488     410,227
    Northrim BanCorp, Inc..............................  24,258     502,868
    Northwest Bancshares, Inc.......................... 109,049   1,286,778
    Norwood Financial Corp.............................   2,565      76,796
#   Ocean Shore Holding Co.............................   2,593      36,639
    OceanFirst Financial Corp..........................  32,466     525,949
#*  Ocwen Financial Corp...............................  81,073     496,167
#   OFG Bancorp........................................ 150,301   2,419,846
    Ohio Valley Banc Corp..............................   1,614      38,736
    Old Line Bancshares, Inc...........................   2,048      29,573
    Old National Bancorp............................... 138,867   1,862,207
    Old Republic International Corp.................... 678,660   9,528,386
*   Old Second Bancorp, Inc............................  56,217     305,821
    OneBeacon Insurance Group, Ltd. Class A............  73,090   1,155,553
    Oneida Financial Corp..............................     801      10,501
    Oppenheimer Holdings, Inc. Class A.................   6,305     124,524
    Oritani Financial Corp.............................  15,599     220,102
    Pacific Continental Corp...........................  29,261     369,859
*   Pacific Mercantile Bancorp.........................  58,804     402,807
#*  Pacific Premier Bancorp, Inc.......................  15,952     237,047
    PacWest Bancorp.................................... 144,330   6,170,829
    Park Sterling Corp.................................  90,477     606,196
    PartnerRe, Ltd..................................... 163,753  18,733,343
*   Patriot National Bancorp, Inc......................   7,200      12,384
#   Peapack Gladstone Financial Corp...................  26,923     480,037
#   Penns Woods Bancorp, Inc...........................     451      20,029

                                     1296

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
#   People's United Financial, Inc..................... 691,881 $ 9,734,766
    Peoples Bancorp of North Carolina, Inc.............   4,643      83,713
#   Peoples Bancorp, Inc...............................  55,219   1,261,754
*   PHH Corp........................................... 273,554   6,822,437
*   Phoenix Cos., Inc. (The)...........................  26,303   1,631,575
*   PICO Holdings, Inc.................................  74,713   1,194,661
    Pinnacle Financial Partners, Inc................... 146,960   5,281,742
*   Piper Jaffray Cos..................................  42,749   2,182,336
    Platinum Underwriters Holdings, Ltd................ 177,200  13,082,676
*   Popular, Inc.......................................  73,326   2,260,641
    Preferred Bank.....................................  16,923     441,860
    Premier Financial Bancorp, Inc.....................  18,117     268,675
    Primerica, Inc.....................................  42,723   2,120,770
    PrivateBancorp, Inc................................ 109,231   3,314,069
    ProAssurance Corp..................................  98,800   4,383,756
    Prosperity Bancshares, Inc.........................  18,879     864,469
    Protective Life Corp............................... 263,755  18,449,662
    Provident Financial Holdings, Inc..................  26,149     405,833
    Provident Financial Services, Inc.................. 227,791   3,954,452
    Prudential Bancorp, Inc............................     156       1,899
    Pulaski Financial Corp.............................  44,928     534,643
    QC Holdings, Inc................................... 104,573     177,251
    QCR Holdings, Inc..................................   2,083      36,661
#   Radian Group, Inc.................................. 439,207   6,921,902
    Reinsurance Group of America, Inc.................. 235,808  19,527,261
#   RenaissanceRe Holdings, Ltd........................  57,264   5,476,156
    Renasant Corp...................................... 136,053   3,559,147
#   Republic Bancorp, Inc. Class A.....................  13,137     299,392
#*  Republic First Bancorp, Inc........................   4,394      15,071
#   Resource America, Inc. Class A.....................  89,599     787,575
*   Riverview Bancorp, Inc.............................  33,968     149,459
#   RLI Corp...........................................  74,578   3,498,454
*   Royal Bancshares of Pennsylvania, Inc. Class A.....   5,264       9,475
    S&T Bancorp, Inc...................................  85,632   2,354,024
#*  Safeguard Scientifics, Inc.........................  70,916   1,299,890
    Safety Insurance Group, Inc........................  70,601   4,373,732
    Salisbury Bancorp, Inc.............................     490      13,377
#   Sandy Spring Bancorp, Inc..........................  94,164   2,328,676
    SB Financial Group, Inc............................   1,320      12,685
#*  Seacoast Banking Corp. of Florida..................   2,848      36,056
*   Security National Financial Corp. Class A..........   2,205      13,098
*   Select Bancorp, Inc................................   6,103      43,759
    Selective Insurance Group, Inc..................... 222,371   5,741,619
*   Shore Bancshares, Inc..............................   7,514      69,505
    SI Financial Group, Inc............................  19,230     211,722
    Sierra Bancorp.....................................   5,656      89,591
    Simmons First National Corp. Class A............... 115,564   4,324,405
    Simplicity Bancorp, Inc............................   4,274      75,180
    South State Corp...................................  61,269   3,658,372
*   Southcoast Financial Corp..........................  19,116     143,370
*   Southern First Bancshares, Inc.....................  14,863     260,103
    Southern Missouri Bancorp, Inc.....................   1,081      39,997
#   Southern National Bancorp of Virginia, Inc.........   1,185      13,213

                                     1297

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
#   Southside Bancshares, Inc..........................  48,319 $1,319,109
    Southwest Bancorp, Inc.............................  85,900  1,310,834
    Southwest Georgia Financial Corp...................     731     10,139
    StanCorp Financial Group, Inc......................  82,530  5,120,161
    State Auto Financial Corp.......................... 163,545  3,597,990
    Sterling Bancorp................................... 213,560  2,814,721
    Stewart Information Services Corp..................  55,972  2,003,798
    Stock Yards Bancorp, Inc...........................     500     15,400
*   Stratus Properties, Inc............................  42,734    576,054
    Suffolk Bancorp....................................  65,680  1,510,640
#*  Sun Bancorp, Inc...................................  14,450    264,435
    Susquehanna Bancshares, Inc........................ 734,791  9,265,715
    Sussex Bancorp.....................................   7,441     74,410
    Symetra Financial Corp............................. 208,169  4,227,912
    Synovus Financial Corp............................. 184,121  4,744,798
    TCF Financial Corp................................. 284,503  4,182,194
    Territorial Bancorp, Inc...........................   8,187    177,985
    Timberland Bancorp, Inc............................  59,392    623,616
#   Tompkins Financial Corp............................  15,008    769,460
#   Towne Bank.........................................  56,914    825,822
    Trico Bancshares...................................  35,968    839,853
#*  Trinity Place Holdings, Inc........................  27,715    207,863
#   TrustCo Bank Corp..................................  72,175    464,085
#   Trustmark Corp..................................... 114,647  2,448,860
#   UMB Financial Corp.................................  40,581  1,968,990
    Umpqua Holdings Corp............................... 418,740  6,494,657
*   Unico American Corp................................  35,600    422,038
    Union Bankshares Corp.............................. 211,160  4,223,200
    United Bancshares, Inc.............................     590      8,555
#   United Bankshares, Inc............................. 124,388  4,205,558
    United Community Bancorp...........................     870     10,310
    United Community Banks, Inc........................  38,399    672,367
    United Community Financial Corp.................... 267,131  1,442,507
    United Financial Bancorp, Inc...................... 141,505  1,760,322
    United Fire Group, Inc............................. 108,057  3,019,113
*   United Security Bancshares.........................   1,547      7,983
    Unity Bancorp, Inc.................................  24,614    225,464
#   Universal Insurance Holdings, Inc..................  49,436  1,148,398
    Univest Corp. of Pennsylvania......................  17,682    327,471
    Validus Holdings, Ltd.............................. 230,271  9,130,245
    Valley National Bancorp............................  22,027    200,005
#   VSB Bancorp, Inc...................................   1,262     14,892
*   Walker & Dunlop, Inc...............................  47,695    846,586
#   Washington Federal, Inc............................ 211,696  4,204,283
#   Washington Trust Bancorp, Inc......................  17,053    624,481
    Waterstone Financial, Inc..........................   7,259     92,044
    Wayne Savings Bancshares, Inc......................   1,300     17,238
    Webster Financial Corp............................. 209,439  6,394,173
#   WesBanco, Inc...................................... 184,567  5,570,232
#   West Bancorporation, Inc...........................  90,568  1,481,693
*   Western Alliance Bancorp...........................  99,513  2,558,479
    Westfield Financial, Inc........................... 116,491    838,735
    White Mountains Insurance Group, Ltd...............     496    319,712

                                     1298

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Financials -- (Continued)
    Wilshire Bancorp, Inc.............................. 152,127 $  1,384,356
    Wintrust Financial Corp............................ 176,339    7,665,456
    WR Berkley Corp.................................... 126,617    6,202,967
    WSFS Financial Corp................................   8,024      592,653
    WVS Financial Corp.................................   1,304       14,774
*   Yadkin Financial Corp..............................   2,006       38,234
#   Zions Bancorporation............................... 485,190   11,625,152
                                                                ------------
Total Financials.......................................          908,204,918
                                                                ------------
Health Care -- (5.8%)
*   Addus HomeCare Corp................................   8,421      186,778
#*  Affymetrix, Inc.................................... 335,217    3,700,796
#*  Albany Molecular Research, Inc..................... 175,487    2,865,703
*   Alere, Inc......................................... 177,374    7,217,348
*   Allied Healthcare Products, Inc....................  26,236       40,928
#*  Almost Family, Inc.................................  14,716      446,778
*   Alphatec Holdings, Inc.............................  94,178      120,548
#*  Amedisys, Inc......................................  97,525    2,748,255
*   American Shared Hospital Services..................   8,624       21,646
*   AMN Healthcare Services, Inc.......................  66,419    1,250,006
*   Amsurg Corp........................................ 104,485    5,765,482
    Analogic Corp......................................   1,876      152,950
*   AngioDynamics, Inc................................. 139,840    2,691,221
#*  Anika Therapeutics, Inc............................  68,061    2,666,630
*   Arrhythmia Research Technology, Inc................   1,132        8,705
*   Bio-Rad Laboratories, Inc. Class A.................   5,100      583,797
#*  BioScrip, Inc...................................... 195,680    1,125,160
*   BioTelemetry, Inc.................................. 104,382    1,031,294
*   Cambrex Corp....................................... 172,443    3,867,897
    Cantel Medical Corp................................ 162,405    6,588,771
#*  Capital Senior Living Corp......................... 196,498    4,690,407
*   Community Health Systems, Inc...................... 259,083   12,195,037
#   CONMED Corp........................................ 176,339    8,400,790
    Cooper Cos., Inc. (The)............................  24,942    3,932,106
*   Cross Country Healthcare, Inc...................... 171,944    1,758,987
#   CryoLife, Inc......................................  38,781      436,674
#*  Cumberland Pharmaceuticals, Inc....................  75,105      436,360
*   Cutera, Inc........................................  69,353      922,395
*   Cynosure, Inc. Class A.............................  43,651    1,319,133
    Daxor Corp.........................................  10,080       62,798
    Digirad Corp.......................................  50,370      209,036
#*  Emergent Biosolutions, Inc.........................  48,507    1,359,651
    Ensign Group, Inc. (The)...........................   6,057      251,366
*   Enzo Biochem, Inc.................................. 100,761      317,397
*   Exactech, Inc......................................   6,397      132,994
#*  ExamWorks Group, Inc...............................  18,793      694,589
*   Five Star Quality Care, Inc........................ 138,735      482,798
*   Genesis Healthcare, Inc............................  43,376      360,021
*   Gentiva Health Services, Inc.......................  60,243    1,169,919
*   Greatbatch, Inc.................................... 128,497    6,239,814
*   Hanger, Inc........................................  26,246      566,389
*   Harvard Apparatus Regenerative Technology, Inc.....  34,762      112,977
*   Harvard Bioscience, Inc............................ 134,004      698,161

                                     1299

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
*   Health Net, Inc....................................  34,840 $ 1,887,283
#*  Healthways, Inc.................................... 136,494   2,814,506
    Hill-Rom Holdings, Inc.............................  54,042   2,581,046
*   Hologic, Inc....................................... 388,373  11,792,946
*   ICU Medical, Inc...................................   2,906     242,884
#*  Idera Pharmaceuticals, Inc......................... 103,883     469,551
#*  Impax Laboratories, Inc............................  13,337     489,068
#*  InfuSystems Holdings, Inc..........................   6,891      19,019
*   Integra LifeSciences Holdings Corp.................  13,253     738,457
    Invacare Corp...................................... 132,909   1,947,117
#*  IPC Healthcare, Inc................................   1,532      61,832
*   Iridex Corp........................................  10,837      98,075
    Kewaunee Scientific Corp...........................  10,051     180,315
    Kindred Healthcare, Inc............................ 220,684   4,073,827
#*  Lannett Co., Inc...................................  82,573   3,916,437
    LeMaitre Vascular, Inc.............................  69,901     552,917
*   LHC Group, Inc.....................................  23,168     688,553
*   LifePoint Hospitals, Inc........................... 217,249  14,173,325
*   Magellan Health, Inc...............................  60,161   3,616,879
*   MedAssets, Inc.....................................  60,137   1,113,136
o*  MedCath Corp....................................... 116,120          --
*   Medicines Co. (The)................................   2,593      74,341
*   MediciNova, Inc....................................  19,847      75,022
*   Merit Medical Systems, Inc.........................  20,707     317,438
#*  Misonix, Inc.......................................  28,468     380,617
#*  Molina Healthcare, Inc............................. 121,704   6,195,951
    National Healthcare Corp...........................   4,484     282,358
*   Natus Medical, Inc................................. 122,239   4,596,186
*   NuVasive, Inc......................................  35,338   1,636,856
    Omnicare, Inc...................................... 317,727  23,823,170
*   Omnicell, Inc......................................  96,323   3,065,961
*   OraSure Technologies, Inc..........................   7,623      70,055
#   Owens & Minor, Inc.................................  66,167   2,264,896
#*  Pacific Biosciences of California, Inc.............  16,002     128,656
    Paratek Pharmaceuticals, Inc.......................   3,520      86,944
*   PDI, Inc...........................................  91,802     143,211
*   PharMerica Corp.................................... 150,112   3,454,077
#*  Pozen, Inc.........................................  34,164     236,073
*   Prestige Brands Holdings, Inc...................... 268,318   9,192,575
*   Providence Service Corp. (The).....................  25,273     985,647
#*  Repligen Corp...................................... 104,438   2,536,799
*   RTI Surgical, Inc.................................. 210,351     938,165
*   Sciclone Pharmaceuticals, Inc...................... 188,035   1,387,698
    Select Medical Holdings Corp....................... 115,876   1,566,644
    Span-America Medical Systems, Inc..................  12,454     214,209
*   Special Diversified Opportunities, Inc.............  38,143      45,390
    STERIS Corp........................................   3,332     217,313
#*  Sucampo Pharmaceuticals, Inc. Class A..............  36,738     553,274
*   SunLink Health Systems, Inc........................   9,835      13,621
#*  SurModics, Inc.....................................  14,010     321,109
*   Symmetry Surgical, Inc.............................  37,559     270,425
*   Targacept, Inc.....................................  16,871      42,346
#   Teleflex, Inc......................................  63,027   6,905,238

                                     1300

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Health Care -- (Continued)
#*  Thoratec Corp......................................  11,034 $    396,010
*   Tornier NV.........................................     600       14,502
*   Triple-S Management Corp. Class B..................  89,437    2,153,643
*   Universal American Corp............................ 386,869    3,493,427
    Utah Medical Products, Inc.........................   1,047       59,354
*   VCA, Inc...........................................  73,329    3,820,441
#*  WellCare Health Plans, Inc.........................  11,235      818,470
*   Wright Medical Group, Inc.......................... 110,648    2,700,918
                                                                ------------
Total Health Care......................................          226,766,695
                                                                ------------
Industrials -- (15.2%)
    AAR Corp........................................... 196,594    5,634,384
    ABM Industries, Inc................................  46,052    1,329,521
*   ACCO Brands Corp...................................  39,273      311,042
    Aceto Corp......................................... 186,980    3,627,412
    Acme United Corp...................................   2,645       50,255
    Actuant Corp. Class A..............................  47,171    1,090,122
#*  Adept Technology, Inc..............................  11,652      108,364
#   ADT Corp. (The).................................... 260,626    8,965,534
*   AECOM.............................................. 306,419    7,789,171
*   Aegion Corp........................................ 137,183    2,101,644
#*  AeroCentury Corp...................................   9,884       80,060
#*  Aerovironment, Inc................................. 108,919    2,787,237
#   AGCO Corp.......................................... 159,310    6,904,495
    Air Lease Corp.....................................  58,720    2,051,677
*   Air Transport Services Group, Inc.................. 233,206    1,942,606
    Alamo Group, Inc...................................  66,141    2,979,652
    Alaska Air Group, Inc.............................. 160,320   10,880,918
    Albany International Corp. Class A.................  61,154    2,087,186
    Alliant Techsystems, Inc...........................  12,886    1,679,175
    Allied Motion Technologies, Inc....................   1,975       44,279
#   Altra Industrial Motion Corp....................... 123,243    3,148,859
*   AMERCO.............................................  88,302   25,264,085
#*  Ameresco, Inc. Class A.............................   8,372       48,809
#   American Railcar Industries, Inc................... 107,451    5,394,040
*   American Woodmark Corp.............................  46,160    1,898,561
#*  AMREP Corp.........................................   8,943       33,983
    Apogee Enterprises, Inc............................ 153,531    6,641,751
    Applied Industrial Technologies, Inc...............  66,660    2,695,064
*   ARC Document Solutions, Inc........................ 116,827    1,071,304
#   ArcBest Corp....................................... 136,778    5,096,348
    Argan, Inc.........................................   2,352       71,524
#*  Arotech Corp.......................................  33,900       77,292
    Astec Industries, Inc..............................   9,141      325,054
#*  Atlas Air Worldwide Holdings, Inc.................. 121,398    5,487,190
*   Avalon Holdings Corp. Class A......................  12,727       38,563
*   Avis Budget Group, Inc............................. 549,560   31,495,284
    AZZ, Inc...........................................   1,329       56,071
#   Baltic Trading, Ltd................................  32,351       52,409
    Barnes Group, Inc..................................  80,470    2,764,144
#   Barrett Business Services, Inc.....................  23,757      728,152
*   Beacon Roofing Supply, Inc.........................  41,811      990,503
#*  BlueLinx Holdings, Inc............................. 101,135      105,180

                                     1301

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    Brady Corp. Class A................................  63,268 $ 1,655,724
*   Breeze-Eastern Corp................................  29,140     292,857
#   Briggs & Stratton Corp............................. 171,651   3,160,095
#   Brink's Co. (The)..................................  20,535     460,189
*   CAI International, Inc.............................  50,141   1,051,457
#*  CBIZ, Inc..........................................  85,999     712,072
    CDI Corp........................................... 118,598   2,014,980
    Ceco Environmental Corp............................  20,047     275,045
    Celadon Group, Inc.................................  97,408   2,321,233
*   Chart Industries, Inc..............................     836      23,826
#   Chicago Rivet & Machine Co.........................   1,983      60,521
    CIRCOR International, Inc..........................  59,669   2,947,052
    Civeo Corp.........................................  51,274     150,233
*   Clean Harbors, Inc.................................     913      43,203
    Columbus McKinnon Corp.............................  53,255   1,334,038
    Comfort Systems USA, Inc...........................  46,657     776,839
    Compx International, Inc...........................   5,744      61,978
    Con-way, Inc.......................................  64,749   2,652,767
    Courier Corp.......................................  28,025     657,747
    Covanta Holding Corp............................... 209,766   4,287,617
*   Covenant Transportation Group, Inc. Class A........  76,284   2,158,837
#*  CPI Aerostructures, Inc............................  27,413     322,103
*   CRA International, Inc.............................  44,458   1,312,845
    Cubic Corp.........................................   6,751     353,010
    Curtiss-Wright Corp................................ 193,210  12,854,261
*   DigitalGlobe, Inc..................................  94,158   2,531,909
    Douglas Dynamics, Inc..............................  67,044   1,353,618
*   Ducommun, Inc......................................  63,364   1,645,563
*   Dycom Industries, Inc.............................. 161,441   4,973,997
    Dynamic Materials Corp.............................  12,521     177,297
    Eastern Co. (The)..................................  34,260     648,199
    Ecology and Environment, Inc. Class A..............   7,348      72,010
    EMCOR Group, Inc...................................   1,800      72,648
    Encore Wire Corp................................... 119,350   3,655,690
#*  Energy Recovery, Inc...............................  24,913      82,213
#   EnerSys............................................  76,724   4,479,147
*   Engility Holdings, Inc.............................  17,477     697,332
    Ennis, Inc......................................... 132,806   1,771,632
*   EnPro Industries, Inc..............................  74,546   4,422,814
    ESCO Technologies, Inc.............................  72,124   2,597,906
#   Espey Manufacturing & Electronics Corp.............  13,355     358,048
#*  Esterline Technologies Corp........................ 124,499  13,955,093
    Exelis, Inc........................................ 145,850   2,495,493
    Federal Signal Corp................................ 128,702   1,965,280
*   Franklin Covey Co..................................  93,603   1,691,406
    FreightCar America, Inc............................  58,224   1,358,948
#*  FTI Consulting, Inc................................ 123,735   5,032,302
#*  Fuel Tech, Inc.....................................  23,411      75,618
*   Furmanite Corp.....................................  70,098     513,818
    G&K Services, Inc. Class A.........................  89,654   6,284,745
    GATX Corp.......................................... 210,848  12,049,963
*   Gencor Industries, Inc.............................  32,703     299,232
#   General Cable Corp.................................  81,399     931,205

                                     1302

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Industrials -- (Continued)
*   Gibraltar Industries, Inc..........................   148,815 $ 2,253,059
    Global Power Equipment Group, Inc..................     2,000      24,660
*   Goldfield Corp. (The)..............................    15,445      35,060
*   GP Strategies Corp.................................    93,257   3,112,919
*   GrafTech International, Ltd........................    89,712     325,655
#   Granite Construction, Inc..........................   155,442   5,297,463
*   Great Lakes Dredge & Dock Corp.....................   330,495   2,567,946
#   Greenbrier Cos., Inc. (The)........................   116,098   6,028,969
#   Griffon Corp.......................................   277,994   4,083,732
    H&E Equipment Services, Inc........................   141,763   2,486,523
    Hardinge, Inc......................................    75,666     863,349
#*  Hawaiian Holdings, Inc.............................   176,430   3,429,799
    Heidrick & Struggles International, Inc............    15,769     349,441
*   Hill International, Inc............................    99,231     379,062
    Houston Wire & Cable Co............................    99,680   1,103,458
*   Hub Group, Inc. Class A............................   123,416   4,122,094
*   Hudson Global, Inc.................................    55,855     136,845
    Huntington Ingalls Industries, Inc.................     7,684     895,954
    Hurco Cos., Inc....................................    31,863   1,117,754
*   Huron Consulting Group, Inc........................     9,354     703,608
    Hyster-Yale Materials Handling, Inc................    48,502   3,038,650
*   ICF International, Inc.............................    43,646   1,630,615
#*  InnerWorkings, Inc.................................     9,334      47,883
*   Innovative Solutions & Support, Inc................    10,021      39,483
    Insteel Industries, Inc............................    72,966   1,489,966
#   International Shipholding Corp.....................    32,037     536,940
#   Intersections, Inc.................................    78,990     270,146
#*  JetBlue Airways Corp............................... 1,383,605  23,230,728
    Kadant, Inc........................................    64,437   2,560,726
#   Kaman Corp.........................................    34,034   1,293,973
    KAR Auction Services, Inc..........................    22,900     781,119
    Kelly Services, Inc. Class A.......................   160,142   2,706,400
*   Key Technology, Inc................................    15,076     192,973
    Kforce, Inc........................................     1,297      30,350
    Kimball International, Inc. Class B................   137,692   1,193,790
*   Kirby Corp.........................................    15,313   1,110,039
#   Knight Transportation, Inc.........................    45,714   1,302,392
#   Knightsbridge Shipping, Ltd........................    62,741     251,591
*   Korn/Ferry International...........................    94,812   2,702,142
*   Kratos Defense & Security Solutions, Inc...........   102,606     498,665
*   Lawson Products, Inc...............................    47,145   1,159,767
#*  Layne Christensen Co...............................    79,522     643,333
    LB Foster Co. Class A..............................    28,930   1,371,571
#*  LMI Aerospace, Inc.................................    48,967     695,331
    LS Starrett Co. (The) Class A......................    17,861     385,262
    LSI Industries, Inc................................   111,727     820,076
*   Lydall, Inc........................................   110,552   3,045,708
    Manpowergroup, Inc.................................    55,050   4,012,044
    Marten Transport, Ltd..............................   243,892   4,987,591
#*  MasTec, Inc........................................    44,802     829,733
*   Mastech Holdings, Inc..............................       508       5,288
    Matson, Inc........................................   196,521   6,829,105
    Matthews International Corp. Class A...............    34,300   1,589,119

                                     1303

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    McGrath RentCorp...................................  62,106 $ 1,886,780
*   Mfri, Inc..........................................  51,844     289,290
    Miller Industries, Inc.............................  59,589   1,203,698
#   Mobile Mini, Inc................................... 210,604   7,644,925
*   Moog, Inc. Class A.................................  39,980   2,810,594
*   Moog, Inc. Class B.................................   3,308     232,321
*   MRC Global, Inc....................................   3,231      34,927
    Mueller Industries, Inc............................ 133,910   4,203,435
    Mueller Water Products, Inc. Class A............... 318,498   3,258,235
#   Multi-Color Corp...................................  34,472   2,006,960
*   MYR Group, Inc.....................................  70,256   1,758,508
#   National Presto Industries, Inc....................   1,658     104,454
*   Navigant Consulting, Inc........................... 100,271   1,446,911
#   NL Industries, Inc.................................  37,233     261,003
    NN, Inc............................................ 139,284   3,210,496
#*  Northwest Pipe Co..................................  60,065   1,437,355
*   On Assignment, Inc................................. 187,664   6,592,636
*   Orbital Sciences Corp..............................  59,451   1,669,979
*   Orion Energy Systems, Inc..........................  38,009     172,181
*   Orion Marine Group, Inc............................  25,213     230,195
    Oshkosh Corp.......................................  74,294   3,183,498
    Owens Corning...................................... 367,806  14,730,630
*   PAM Transportation Services, Inc...................  60,286   3,490,559
    Park-Ohio Holdings Corp............................   1,185      63,315
*   Patrick Industries, Inc............................   7,237     311,191
#   Powell Industries, Inc.............................  13,080     510,251
#*  PowerSecure International, Inc.....................  77,807     731,386
#   Preformed Line Products Co.........................  20,440     977,236
    Providence and Worcester Railroad Co...............  13,495     248,983
    Quad/Graphics, Inc.................................  15,813     316,893
    Quanex Building Products Corp......................  36,160     680,893
*   Quanta Services, Inc............................... 217,179   5,750,900
    RBC Bearings, Inc..................................     543      31,516
    RCM Technologies, Inc..............................  92,190     545,765
    Regal-Beloit Corp..................................  52,437   3,610,287
*   Republic Airways Holdings, Inc..................... 254,007   3,495,136
    Resources Connection, Inc..........................  64,200   1,072,140
*   Roadrunner Transportation Systems, Inc.............  25,499     518,140
*   RPX Corp...........................................   9,539     117,807
#*  Rush Enterprises, Inc. Class A..................... 197,465   5,529,020
*   Rush Enterprises, Inc. Class B.....................  51,902   1,409,139
    Ryder System, Inc.................................. 233,530  19,333,949
*   Saia, Inc.......................................... 146,541   6,170,841
*   Servotronics, Inc..................................   6,561      41,990
#   SIFCO Industries, Inc..............................  14,049     407,281
    Simpson Manufacturing Co., Inc.....................  22,156     723,172
    SkyWest, Inc....................................... 240,109   3,013,368
*   SL Industries, Inc.................................  12,775     546,131
*   Sparton Corp.......................................  56,079   1,316,735
#*  Standard Register Co. (The)........................  16,816      26,401
    Standex International Corp.........................  73,367   5,142,293
    Steelcase, Inc. Class A............................ 206,657   3,488,370
#*  Sterling Construction Co., Inc.....................  43,300     150,251

                                     1304

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Industrials -- (Continued)
    Supreme Industries, Inc. Class A...................  31,849 $    245,556
#   TAL International Group, Inc....................... 143,438    5,830,755
*   Team, Inc..........................................   1,885       71,894
*   Tecumseh Products Co...............................  37,193      131,663
#   Terex Corp......................................... 202,016    4,541,320
    Tetra Tech, Inc....................................  69,712    1,605,467
*   Thermon Group Holdings, Inc........................   1,221       24,969
#   Titan International, Inc...........................  54,020      482,939
#*  Titan Machinery, Inc...............................  63,565      898,173
*   TRC Cos., Inc......................................  82,027      566,807
*   Trimas Corp........................................ 120,073    3,240,770
#   Trinity Industries, Inc............................ 554,828   14,686,297
    Triumph Group, Inc.................................  76,544    4,367,601
*   TrueBlue, Inc......................................  14,030      309,502
*   Tutor Perini Corp.................................. 215,588    4,680,415
#   Twin Disc, Inc.....................................  43,496      700,286
*   Ultralife Corp.....................................  40,258      134,864
*   Ultrapetrol Bahamas, Ltd...........................   1,200        1,932
    UniFirst Corp......................................  54,384    6,315,614
#   United Stationers, Inc.............................  26,014    1,048,624
    Universal Forest Products, Inc.....................  87,386    4,374,543
    Universal Truckload Services, Inc..................  11,902      280,411
#*  USA Truck, Inc.....................................  62,991    1,751,150
#*  UTi Worldwide, Inc.................................  32,703      388,185
#   Valmont Industries, Inc............................   6,533      784,744
*   Vectrus, Inc.......................................   5,877      163,616
*   Veritiv Corp.......................................     267       13,582
*   Versar, Inc........................................   1,356        4,136
    Viad Corp.......................................... 103,803    2,800,605
*   Virco Manufacturing Corp...........................  26,552       63,725
*   Volt Information Sciences, Inc.....................   2,400       30,096
#   VSE Corp...........................................   3,624      262,269
    Waste Connections, Inc............................. 149,799    6,474,313
    Watts Water Technologies, Inc. Class A............. 115,180    6,753,003
    Werner Enterprises, Inc............................  70,236    2,003,833
#*  Wesco Aircraft Holdings, Inc.......................  43,957      573,199
#*  WESCO International, Inc...........................   7,843      523,599
#*  Willdan Group, Inc.................................  16,551      231,548
*   Willis Lease Finance Corp..........................  36,581      755,763
#*  XPO Logistics, Inc.................................  35,301    1,298,724
                                                                ------------
Total Industrials......................................          592,219,250
                                                                ------------
Information Technology -- (12.1%)
*   Actua Corp......................................... 298,309    4,802,775
*   Acxiom Corp........................................  10,949      199,272
#   ADTRAN, Inc........................................  37,761      834,896
*   Advanced Energy Industries, Inc....................  56,347    1,352,328
#*  Agilysys, Inc...................................... 117,956    1,224,383
*   Alpha & Omega Semiconductor, Ltd...................  16,887      148,099
    American Software, Inc. Class A....................  19,941      165,311
*   Amkor Technology, Inc.............................. 133,346      846,747
*   Amtech Systems, Inc................................  47,501      388,083
#*  ANADIGICS, Inc..................................... 150,237      162,256

                                     1305

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   Anixter International, Inc.........................   1,121 $    84,479
*   AOL, Inc........................................... 209,855   9,076,229
*   ARRIS Group, Inc................................... 449,224  11,778,653
*   Arrow Electronics, Inc............................. 351,633  19,353,880
    Astro-Med, Inc.....................................  24,190     354,021
#*  Aviat Networks, Inc................................ 165,868     212,311
*   Avid Technology, Inc............................... 129,698   1,680,886
    Avnet, Inc......................................... 338,215  14,076,508
    AVX Corp...........................................  99,833   1,290,841
    Aware, Inc.........................................  46,523     227,032
*   Axcelis Technologies, Inc.......................... 188,271     451,850
*   AXT, Inc........................................... 170,997     475,372
    Bel Fuse, Inc. Class A.............................  11,057     228,880
    Bel Fuse, Inc. Class B.............................  48,330   1,136,722
*   Benchmark Electronics, Inc......................... 259,534   6,288,509
    Black Box Corp.....................................  85,626   1,799,002
#*  Blucora, Inc....................................... 195,437   2,642,308
*   BroadVision, Inc...................................  19,245     116,047
    Brocade Communications Systems, Inc................ 596,259   6,630,400
    Brooks Automation, Inc............................. 153,982   1,987,908
*   Bsquare Corp.......................................  33,534     148,556
*   BTU International, Inc.............................   7,174      18,868
*   CACI International, Inc. Class A................... 127,408  10,777,443
*   Calix, Inc......................................... 110,814   1,063,814
*   Cascade Microtech, Inc.............................  70,739     952,147
*   Ceva, Inc..........................................     810      14,831
*   Checkpoint Systems, Inc............................ 124,835   1,617,862
*   Ciber, Inc......................................... 361,694   1,168,272
#*  Cirrus Logic, Inc..................................  48,519   1,285,754
*   Coherent, Inc......................................  18,875   1,167,985
    Cohu, Inc.......................................... 136,344   1,544,778
o*  Commerce One, LLC..................................     110          --
    Communications Systems, Inc........................  41,562     426,011
    Computer Sciences Corp.............................  37,110   2,251,835
    Comtech Telecommunications Corp....................  75,916   2,508,265
    Concurrent Computer Corp...........................  33,012     207,976
#   Convergys Corp..................................... 551,669  10,569,978
*   CoreLogic, Inc..................................... 194,171   6,446,477
*   Covisint Corp......................................  20,310      45,088
#*  Cray, Inc..........................................  66,170   2,149,863
#*  Cree, Inc.......................................... 145,790   5,155,134
#   CSG Systems International, Inc.....................  48,387   1,186,449
    CSP, Inc...........................................   4,766      33,743
    CTS Corp...........................................  83,220   1,331,520
*   CyberOptics Corp...................................  72,104     786,655
    Daktronics, Inc....................................  15,217     188,386
*   Datalink Corp......................................  26,940     306,038
#*  Dealertrack Technologies, Inc......................   3,100     124,620
*   Dice Holdings, Inc................................. 181,201   1,498,532
*   Digi International, Inc............................ 134,407   1,283,587
#*  Digital River, Inc.................................  60,824   1,552,837
*   Diodes, Inc........................................  23,659     625,307
*   Dot Hill Systems Corp..............................  12,250      51,083

                                     1306

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   DSP Group, Inc..................................... 115,184 $ 1,265,872
    DST Systems, Inc...................................     419      40,517
*   DTS, Inc...........................................   1,021      28,302
    EarthLink Holdings Corp............................ 483,446   2,040,142
*   EchoStar Corp. Class A............................. 130,677   6,817,419
*   Edgewater Technology, Inc..........................  75,244     530,470
    Electro Rent Corp.................................. 120,514   1,553,425
#   Electro Scientific Industries, Inc................. 156,283     979,894
*   Electronics for Imaging, Inc....................... 199,356   7,705,109
*   Emcore Corp........................................  45,352     234,470
*   Emulex Corp........................................ 264,198   1,653,880
#*  EnerNOC, Inc.......................................  35,786     616,235
*   Entegris, Inc...................................... 111,477   1,449,201
#*  Entropic Communications, Inc.......................  81,262     210,469
    EPIQ Systems, Inc.................................. 141,149   2,463,050
*   ePlus, Inc.........................................  38,358   2,586,864
*   Euronet Worldwide, Inc.............................  82,212   3,731,603
#*  Exar Corp.......................................... 170,620   1,538,992
*   Extreme Networks, Inc.............................. 346,305   1,018,137
*   Fabrinet...........................................  23,766     388,099
#*  Fairchild Semiconductor International, Inc......... 375,794   5,768,438
#*  Finisar Corp.......................................  97,825   1,774,546
#*  First Solar, Inc................................... 251,802  10,656,261
*   FormFactor, Inc.................................... 122,753     926,785
*   Frequency Electronics, Inc.........................  28,958     330,266
*   Global Cash Access Holdings, Inc...................  32,592     215,433
*   GSE Systems, Inc...................................  46,149      76,607
*   GSI Group, Inc.....................................  28,105     371,548
*   GSI Technology, Inc................................  63,460     321,108
    Hackett Group, Inc. (The).......................... 215,781   1,635,620
*   Harmonic, Inc...................................... 303,730   2,323,535
#*  Hutchinson Technology, Inc.........................  74,698     260,696
    IAC/InterActiveCorp................................ 161,827   9,863,356
*   ID Systems, Inc....................................  56,086     369,607
*   Identiv, Inc.......................................  10,767     135,772
*   IEC Electronics Corp...............................   6,001      26,884
*   II-VI, Inc.........................................   5,572      95,783
#*  Imation Corp....................................... 116,292     437,258
*   Ingram Micro, Inc. Class A......................... 553,452  13,935,921
*   Innodata, Inc......................................     600       1,716
#*  Inphi Corp.........................................   3,069      60,152
*   Insight Enterprises, Inc........................... 137,520   3,255,098
*   Integrated Device Technology, Inc.................. 409,921   7,497,455
    Integrated Silicon Solution, Inc................... 134,377   2,160,782
#*  Internap Corp...................................... 251,967   2,121,562
*   Interphase Corp....................................  33,651      69,321
    Intersil Corp. Class A............................. 451,374   6,459,162
#*  Intevac, Inc....................................... 114,179     742,164
*   IntraLinks Holdings, Inc...........................  53,565     571,003
*   IntriCon Corp......................................  13,375      98,975
#*  Itron, Inc.........................................  10,413     387,468
    IXYS Corp.......................................... 108,516   1,226,231
    Jabil Circuit, Inc................................. 270,570   5,576,448

                                     1307

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
#*  JDS Uniphase Corp..................................   2,642 $    32,100
*   Kemet Corp.........................................  88,667     336,935
*   Key Tronic Corp....................................  54,827     505,505
*   Kimball Electronics, Inc........................... 103,269   1,051,278
#*  Knowles Corp.......................................  14,076     298,552
#*  Kopin Corp......................................... 237,250     865,963
*   Kulicke & Soffa Industries, Inc.................... 178,618   2,709,635
*   KVH Industries, Inc................................  88,639   1,072,532
*   Lattice Semiconductor Corp......................... 311,711   2,222,499
    Leidos Holdings, Inc...............................   5,850     242,190
#   Lexmark International, Inc. Class A................ 195,376   7,797,456
*   LGL Group, Inc. (The)..............................   9,533      36,225
*   Limelight Networks, Inc............................ 179,797     478,260
*   Magnachip Semiconductor Corp.......................  14,012     201,493
#   ManTech International Corp. Class A................  73,769   2,399,706
    Marchex, Inc. Class B..............................  93,738     357,142
    Marvell Technology Group, Ltd...................... 827,739  12,821,677
*   Mattson Technology, Inc............................  34,221     112,587
#*  Maxwell Technologies, Inc..........................  20,502     163,196
    Mentor Graphics Corp............................... 189,891   4,369,392
*   Mercury Systems, Inc...............................  86,056   1,357,964
    Methode Electronics, Inc........................... 178,393   6,452,475
*   Microsemi Corp.....................................  93,577   2,607,055
    MKS Instruments, Inc............................... 159,920   5,598,799
    MOCON, Inc.........................................   1,300      22,555
#*  ModusLink Global Solutions, Inc.................... 205,727     742,674
#*  Monster Worldwide, Inc............................. 102,627     423,850
*   Multi-Fineline Electronix, Inc.....................  18,431     239,787
#*  Nanometrics, Inc...................................  25,549     397,031
*   NAPCO Security Technologies, Inc...................  21,296     105,841
*   NCI, Inc. Class A..................................   1,000      12,320
*   NCR Corp...........................................  10,754     273,152
*   NeoPhotonics Corp..................................   6,053      18,159
*   NETGEAR, Inc.......................................  15,956     538,834
*   Newport Corp....................................... 156,673   2,901,584
*   Novatel Wireless, Inc..............................  92,816     490,068
#*  Oclaro, Inc........................................ 143,987     205,901
*   OmniVision Technologies, Inc....................... 262,229   7,090,672
*   ON Semiconductor Corp..............................  72,643     727,156
    Optical Cable Corp.................................  59,643     310,740
*   OSI Systems, Inc...................................  32,377   2,265,742
*   PAR Technology Corp................................  72,352     415,300
    Park Electrochemical Corp..........................   4,655     101,060
    PC Connection, Inc................................. 232,056   5,511,330
    PC-Tel, Inc........................................ 102,769     862,232
*   PCM, Inc........................................... 112,274   1,066,603
    Perceptron, Inc....................................  78,740     843,305
*   Perficient, Inc....................................  50,735     913,230
*   Pericom Semiconductor Corp......................... 212,474   3,104,245
#*  Photronics, Inc.................................... 279,845   2,350,698
#*  Planar Systems, Inc................................  52,408     383,627
    Plantronics, Inc...................................   4,915     225,254
*   Plexus Corp........................................  26,853   1,017,460

                                     1308

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   PMC-Sierra, Inc.................................... 420,360 $ 3,715,982
*   Polycom, Inc....................................... 219,851   2,924,018
#*  PRGX Global, Inc...................................   3,599      18,679
*   Progress Software Corp.............................  19,631     491,757
    QAD, Inc. Class B..................................     465       8,049
*   QLogic Corp........................................  85,081   1,136,682
*   Qorvo, Inc......................................... 297,840  22,001,441
*   Qualstar Corp......................................  88,900     126,238
#*  QuinStreet, Inc....................................   9,715      49,741
*   Qumu Corp..........................................  14,970     212,574
*   Radisys Corp.......................................  87,223     202,357
*   RealNetworks, Inc.................................. 194,064   1,364,270
    Reis, Inc..........................................  48,098   1,082,205
#   RF Industries, Ltd.................................  21,697      97,420
    Richardson Electronics, Ltd........................  36,132     338,557
*   Rofin-Sinar Technologies, Inc......................  19,837     534,012
*   Rogers Corp........................................   3,205     236,721
*   Rovi Corp.......................................... 112,256   2,594,236
#*  Rubicon Technology, Inc............................  18,192      75,679
#*  Rudolph Technologies, Inc.......................... 145,735   1,461,722
*   Sanmina Corp....................................... 275,108   5,826,787
*   ScanSource, Inc....................................  37,893   1,306,551
#*  Seachange International, Inc....................... 223,184   1,575,679
*   Selectica, Inc.....................................   1,891       8,736
*   ShoreTel, Inc......................................  37,239     263,652
*   Sigma Designs, Inc................................. 133,928     851,782
*   Silicon Image, Inc................................. 106,338     772,014
*   Silicon Laboratories, Inc..........................   7,237     316,691
*   SMTC Corp..........................................  15,394      25,554
*   Sonus Networks, Inc................................  70,085   1,337,218
*   Spansion, Inc. Class A.............................  20,271     718,810
#*  Speed Commerce, Inc................................     300         714
    SS&C Technologies Holdings, Inc....................   2,900     160,457
*   StarTek, Inc.......................................  84,732     799,023
#*  SunEdison, Inc..................................... 134,578   2,520,646
#*  SunPower Corp...................................... 185,231   4,467,772
*   Super Micro Computer, Inc..........................  22,787     833,321
*   support.com, Inc................................... 182,891     358,466
*   Sykes Enterprises, Inc.............................  88,565   1,994,484
#   SYNNEX Corp........................................ 188,595  13,991,863
#*  Take-Two Interactive Software, Inc................. 110,411   3,281,415
*   Tech Data Corp..................................... 163,716   9,348,184
*   TeleCommunication Systems, Inc. Class A............ 206,983     585,762
#*  Telenav, Inc.......................................  16,411     106,343
    Teradyne, Inc......................................  55,200     999,120
    Tessco Technologies, Inc...........................  37,440     848,016
    Tessera Technologies, Inc.......................... 138,192   5,124,159
    TheStreet, Inc..................................... 179,756     373,892
*   TSR, Inc...........................................   1,733       7,365
#*  TTM Technologies, Inc.............................. 309,623   2,151,880
*   Ultra Clean Holdings, Inc..........................  16,704     146,995
*   United Online, Inc.................................  71,086     938,335
#*  Universal Security Instruments, Inc................     793       4,901

                                     1309

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Information Technology -- (Continued)
#*  Veeco Instruments, Inc.............................  10,075 $    293,888
#*  VeriFone Systems, Inc..............................  28,723      901,615
*   Viasystems Group, Inc..............................  61,551      985,432
#   Vicon Industries, Inc..............................  30,165       46,756
#*  Video Display Corp.................................  10,671       26,784
#*  Virtusa Corp....................................... 277,487   10,394,663
#   Vishay Intertechnology, Inc........................ 479,006    6,524,062
*   Vishay Precision Group, Inc........................  40,885      680,326
    Wayside Technology Group, Inc......................     518        9,184
*   Web.com Group, Inc.................................   4,664       70,473
*   Westell Technologies, Inc. Class A.................  41,517       51,896
*   Xcerra Corp........................................  59,877      459,855
*   XO Group, Inc......................................  40,494      665,721
                                                                ------------
Total Information Technology...........................          474,591,401
                                                                ------------
Materials -- (7.1%)
    A Schulman, Inc.................................... 174,907    6,095,509
#*  AM Castle & Co..................................... 118,783      718,637
*   American Biltrite, Inc.............................      43       18,490
    Ampco-Pittsburgh Corp..............................  30,064      547,165
    Ashland, Inc.......................................  86,923   10,302,114
    Axiall Corp........................................  89,764    3,972,057
    Bemis Co., Inc.....................................  90,044    3,988,949
*   Boise Cascade Co...................................  45,513    1,840,546
    Cabot Corp.........................................  62,826    2,664,451
*   Calgon Carbon Corp.................................  16,892      333,279
*   Century Aluminum Co................................ 414,244    9,573,179
    Chase Corp.........................................  18,375      657,825
*   Chemtura Corp...................................... 166,214    3,621,803
*   Clearwater Paper Corp..............................   8,307      614,884
#   Cliffs Natural Resources, Inc......................  29,113      186,905
*   Coeur Mining, Inc.................................. 272,130    1,714,419
    Commercial Metals Co............................... 404,659    5,430,524
*   Continental Materials Corp.........................   1,419       24,691
*   Core Molding Technologies, Inc.....................  23,022      333,819
    Cytec Industries, Inc..............................  65,166    3,127,316
    Domtar Corp........................................ 246,334    9,434,592
*   Ferro Corp.........................................  83,666      931,203
    Friedman Industries, Inc...........................  53,141      332,663
    FutureFuel Corp....................................  27,283      299,840
*   Graphic Packaging Holding Co....................... 611,140    8,849,307
    Greif, Inc. Class B................................     600       26,286
    Hawkins, Inc.......................................     300       11,553
    Haynes International, Inc..........................  18,879      734,959
#   HB Fuller Co.......................................  66,930    2,754,169
*   Headwaters, Inc.................................... 190,585    2,683,437
#   Hecla Mining Co.................................... 122,361      402,568
#*  Horsehead Holding Corp............................. 182,199    2,448,755
#   Huntsman Corp...................................... 363,766    7,988,301
    Innophos Holdings, Inc.............................   5,587      332,650
    Innospec, Inc......................................  38,387    1,515,135
#   Kaiser Aluminum Corp...............................  92,915    6,439,939
    KapStone Paper and Packaging Corp.................. 378,704   11,311,888

                                     1310

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Materials -- (Continued)
    KMG Chemicals, Inc.................................   8,776 $    183,594
*   Kraton Performance Polymers, Inc...................   5,590      108,111
#*  Louisiana-Pacific Corp............................. 670,853   10,981,864
*   LSB Industries, Inc................................   3,087       96,438
#   Martin Marietta Materials, Inc.....................  57,007    6,141,934
    Materion Corp......................................  87,213    2,873,668
    MeadWestvaco Corp.................................. 386,074   19,411,801
#*  Mercer International, Inc.......................... 186,841    2,369,144
    Minerals Technologies, Inc......................... 106,056    6,928,638
    Myers Industries, Inc.............................. 180,201    3,000,347
    Neenah Paper, Inc..................................  52,936    3,037,468
    Noranda Aluminum Holding Corp......................   1,300        3,939
*   Northern Technologies International Corp...........  20,514      419,204
#   Olin Corp..........................................  95,938    2,405,166
#   Olympic Steel, Inc.................................  72,635      995,826
    OM Group, Inc...................................... 173,900    4,869,200
*   OMNOVA Solutions, Inc..............................  24,623      168,914
*   Penford Corp.......................................  60,138    1,131,797
    PH Glatfelter Co................................... 220,312    5,038,535
    PolyOne Corp....................................... 147,777    5,259,383
    Quaker Chemical Corp...............................  41,927    3,308,879
    Reliance Steel & Aluminum Co....................... 203,701   10,667,821
*   Resolute Forest Products, Inc......................   9,194      156,298
    Rock-Tenn Co. Class A.............................. 299,934   19,465,717
*   RTI International Metals, Inc...................... 146,456    3,265,969
#   Schnitzer Steel Industries, Inc. Class A...........  96,137    1,622,793
    Schweitzer-Mauduit International, Inc..............   2,465       95,790
    Sensient Technologies Corp.........................  63,001    3,843,061
    Sonoco Products Co.................................  37,036    1,636,991
    Steel Dynamics, Inc................................ 496,644    8,462,814
    Stepan Co..........................................   2,835      108,864
#*  Stillwater Mining Co...............................  44,238      604,733
    SunCoke Energy, Inc................................ 161,918    2,444,962
#   Synalloy Corp......................................  27,564      460,319
    TimkenSteel Corp...................................   6,870      185,490
*   Trecora Resources..................................  19,226      264,357
    Tredegar Corp...................................... 167,221    3,576,857
#   Tronox, Ltd. Class A...............................  23,392      494,507
#   United States Lime & Minerals, Inc.................   4,394      303,845
#   United States Steel Corp........................... 251,409    6,144,436
#*  Universal Stainless & Alloy Products, Inc..........  44,949    1,001,913
    Vulcan Materials Co................................ 125,383    8,840,755
#   Wausau Paper Corp.................................. 158,672    1,612,107
    Westlake Chemical Corp............................. 125,414    7,187,476
    Worthington Industries, Inc........................ 159,664    4,778,743
    Zep, Inc...........................................   6,046       96,857
                                                                ------------
Total Materials........................................          278,321,132
                                                                ------------
Other -- (0.0%)
o*  Allen Organ Co. Escrow Shares......................     400           --
o*  Gerber Scientific, Inc. Escrow Shares.............. 182,700           --

                                     1311

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                    SHARES       VALUE+
                                                   --------- --------------
Other -- (Continued)
o*   Petrocorp, Inc. Escrow Shares................     4,900 $           --
                                                             --------------
Total Other.......................................                       --
                                                             --------------
Real Estate Investment Trusts -- (0.0%)
     CareTrust REIT, Inc..........................     1,002         13,507
                                                             --------------
Telecommunication Services -- (1.0%)
#*   Alaska Communications Systems Group, Inc.....     5,754         10,242
*    Alteva.......................................     9,604         70,109
     Atlantic Tele-Network, Inc...................     6,152        408,677
#*   Boingo Wireless, Inc.........................    63,850        539,532
#    Consolidated Communications Holdings, Inc....    32,063        746,427
#    Frontier Communications Corp................. 1,591,237     10,685,156
*    General Communication, Inc. Class A..........   157,174      2,307,314
#*   Hawaiian Telcom Holdco, Inc..................     2,855         74,316
     IDT Corp. Class B............................    19,608        418,827
     Inteliquent, Inc.............................    83,474      1,404,033
#*   Iridium Communications, Inc..................   145,080      1,234,631
#    Lumos Networks Corp..........................     3,587         57,500
*    ORBCOMM, Inc.................................   102,220        568,343
*    Premiere Global Services, Inc................    80,919        715,324
     Shenandoah Telecommunications Co.............    93,070      2,765,110
     Spok Holdings, Inc...........................    42,433        726,453
#*   Straight Path Communications, Inc. Class B...     9,804        188,041
     Telephone & Data Systems, Inc................   274,975      6,393,169
#*   United States Cellular Corp..................    48,815      1,698,274
*    Vonage Holdings Corp.........................    39,758        166,983
     Windstream Holdings, Inc.....................   924,261      7,347,875
                                                             --------------
Total Telecommunication Services..................               38,526,336
                                                             --------------
Utilities -- (0.4%)
     Consolidated Water Co., Ltd..................    22,021        238,928
*    Dynegy, Inc..................................    15,067        411,630
#    Genie Energy, Ltd. Class B...................    50,461        316,391
#    Ormat Technologies, Inc......................    37,652      1,007,191
     UGI Corp.....................................   315,225     11,660,173
                                                             --------------
Total Utilities...................................               13,634,313
                                                             --------------
TOTAL COMMON STOCKS...............................            3,418,363,100
                                                             --------------
RIGHTS/WARRANTS -- (0.0%)
o*   Furiex Pharmaceuticals Contingent Value
       Rights.....................................     8,033         78,482
o*   Leap Wireless International, Inc. Contingent
       Value Rights...............................   106,992        269,620
o#*  Magnum Hunter Resources Corp. Warrants
       04/15/16...................................     3,960             --
o*   Providence Service Corp. (The) Rights
       02/05/2015.................................     1,044             --

                                     1312

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
o*    Southern Community Financial Corp. Contingent
        Value Rights.................................    120,522 $      111,567
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                   459,669
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves,
        0.089%.......................................  8,893,797      8,893,797
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (12.3%)
(S)@  DFA Short Term Investment Fund................. 41,424,505    479,281,526
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,563,810,991)^^............................            $3,906,998,092
                                                                 ==============

                                     1313

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  570,334,573           --   --    $  570,334,573
   Consumer Staples.........    108,318,219           --   --       108,318,219
   Energy...................    207,432,756           --   --       207,432,756
   Financials...............    908,204,909 $          9   --       908,204,918
   Health Care..............    226,766,695           --   --       226,766,695
   Industrials..............    592,219,250           --   --       592,219,250
   Information Technology...    474,591,401           --   --       474,591,401
   Materials................    278,321,132           --   --       278,321,132
   Other....................             --           --   --                --
   Real Estate Investment
     Trusts.................         13,507           --   --            13,507
   Telecommunication
     Services...............     38,526,336           --   --        38,526,336
   Utilities................     13,634,313           --   --        13,634,313
Rights/Warrants.............             --      459,669   --           459,669
Temporary Cash Investments..      8,893,797           --   --         8,893,797
Securities Lending
  Collateral................             --  479,281,526   --       479,281,526
                             -------------- ------------   --    --------------
TOTAL....................... $3,427,256,888 $479,741,204   --    $3,906,998,092
                             ============== ============   ==    ==============

                                     1314

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                        SHARES    VALUE+
                                                        ------- ----------
COMMON STOCKS -- (82.2%)

Consumer Discretionary -- (14.2%)
*   1-800-Flowers.com, Inc. Class A....................  68,093 $  537,254
#   Aaron's, Inc.......................................  87,232  2,761,765
#   Abercrombie & Fitch Co. Class A....................  73,442  1,874,240
#*  Aeropostale, Inc...................................   4,700     11,468
    AH Belo Corp. Class A..............................  49,683    448,141
*   Ambassadors Group, Inc.............................  13,635     34,360
    AMCON Distributing Co..............................     300     24,375
#*  America's Car-Mart, Inc............................  25,524  1,355,580
*   American Axle & Manufacturing Holdings, Inc........ 117,566  2,862,732
#   American Eagle Outfitters, Inc..................... 223,764  3,141,647
#*  American Public Education, Inc.....................  25,925    870,302
*   ANN, Inc...........................................  51,700  1,711,270
*   Apollo Education Group, Inc. Class A...............  51,056  1,289,675
    Arctic Cat, Inc....................................  28,530    959,179
    Ark Restaurants Corp...............................   4,323    106,476
*   Asbury Automotive Group, Inc.......................  46,541  3,453,808
*   Ascena Retail Group, Inc...........................  52,390    605,628
*   Ascent Capital Group, Inc. Class A.................  17,613    745,206
*   Ballantyne Strong, Inc.............................  19,505     79,775
*   Barnes & Noble, Inc................................ 110,319  2,591,393
    Bassett Furniture Industries, Inc..................  26,661    592,407
    Beasley Broadcast Group, Inc. Class A..............  15,564     81,244
*   Beazer Homes USA, Inc..............................  25,896    409,157
#   bebe stores, Inc................................... 106,920    382,774
*   Belmond, Ltd. Class A.............................. 127,967  1,406,357
    Big 5 Sporting Goods Corp..........................  33,305    396,663
#   Big Lots, Inc......................................  87,036  3,995,823
*   Biglari Holdings, Inc..............................   4,021  1,664,573
*   BJ's Restaurants, Inc..............................  43,479  1,925,685
*   Bloomin' Brands, Inc...............................  15,000    370,725
#*  Blue Nile, Inc.....................................  18,622    578,772
    Bob Evans Farms, Inc...............................  44,644  2,516,582
#   Bon-Ton Stores, Inc. (The).........................  33,773    185,076
*   Books-A-Million, Inc...............................  11,787     29,703
    Bowl America, Inc. Class A.........................   1,400     20,300
#*  Boyd Gaming Corp...................................  69,502    907,696
*   Bravo Brio Restaurant Group, Inc...................  24,571    323,109
#*  Bridgepoint Education, Inc.........................  32,341    319,206
*   Bright Horizons Family Solutions, Inc..............  14,860    721,453
    Brinker International, Inc.........................  15,094    881,942
    Brown Shoe Co., Inc................................  83,797  2,378,997
    Brunswick Corp.....................................  30,204  1,639,473
#   Buckle, Inc. (The).................................  31,524  1,601,104
#*  Buffalo Wild Wings, Inc............................  19,661  3,505,950
*   Build-A-Bear Workshop, Inc.........................  39,037    804,943
#*  Cabela's, Inc......................................  47,958  2,635,292
#   Callaway Golf Co................................... 182,682  1,490,685
*   Cambium Learning Group, Inc........................  18,289     45,905
*   Canterbury Park Holding Corp.......................   6,569     66,018
    Capella Education Co...............................  21,869  1,486,873
*   Career Education Corp..............................  99,125    553,118

                                     1315

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
*   Carmike Cinemas, Inc...............................  41,491 $1,148,056
    Carriage Services, Inc.............................  46,003  1,002,865
*   Carrols Restaurant Group, Inc......................  65,150    518,594
    Carter's, Inc......................................   2,659    216,682
    Cato Corp. (The) Class A...........................  41,953  1,778,807
*   Cavco Industries, Inc..............................  15,402  1,132,201
#*  Central European Media Enterprises, Ltd. Class A...  10,557     27,448
#*  Charles & Colvard, Ltd.............................  19,124     34,423
#   Cheesecake Factory, Inc. (The).....................  62,563  3,285,183
    Cherokee, Inc......................................  16,547    300,824
    Chico's FAS, Inc................................... 240,576  4,012,808
    Children's Place, Inc. (The).......................  29,165  1,748,442
    Choice Hotels International, Inc...................  39,543  2,271,745
*   Christopher & Banks Corp...........................  49,101    255,816
    Churchill Downs, Inc...............................  21,618  2,053,494
#*  Chuy's Holdings, Inc...............................  15,037    321,341
*   Cinedigm Corp......................................  82,370    122,731
*   Citi Trends, Inc...................................  25,734    589,051
    Collectors Universe, Inc...........................  20,036    470,846
    Columbia Sportswear Co.............................  39,503  1,678,878
#*  Conn's, Inc........................................  78,720  1,239,053
    Cooper Tire & Rubber Co............................  90,876  3,161,576
*   Cooper-Standard Holding, Inc.......................     438     22,886
    Core-Mark Holding Co., Inc.........................  57,794  3,853,704
#   Cracker Barrel Old Country Store, Inc..............  24,607  3,309,888
#*  Crocs, Inc......................................... 132,567  1,405,210
*   Crown Media Holdings, Inc. Class A.................  55,635    178,032
    CSS Industries, Inc................................  17,516    476,435
    CST Brands, Inc....................................  61,694  2,659,011
    Culp, Inc..........................................  35,956    722,356
#*  Cumulus Media, Inc. Class A........................ 168,059    584,845
#   Dana Holding Corp..................................     100      2,087
#*  Deckers Outdoor Corp...............................  39,785  2,627,799
*   Del Frisco's Restaurant Group, Inc.................  21,552    427,376
*   Delta Apparel, Inc.................................   4,288     39,664
*   Denny's Corp.......................................  17,977    195,590
    Destination Maternity Corp.........................  28,800    440,928
#*  Destination XL Group, Inc.......................... 114,725    582,803
    DeVry Education Group, Inc.........................  73,503  3,117,262
    Dillard's, Inc. Class A............................  24,816  2,819,098
    DineEquity, Inc....................................  22,844  2,438,597
#*  Dixie Group, Inc. (The)............................  17,430    140,834
    Domino's Pizza, Inc................................  20,546  2,035,081
#*  Dorman Products, Inc...............................  58,084  2,656,181
*   Dover Downs Gaming & Entertainment, Inc............   1,165      1,046
    Dover Motorsports, Inc.............................  26,237     69,266
#*  DreamWorks Animation SKG, Inc. Class A.............  41,851    781,358
*   Drew Industries, Inc...............................  44,007  2,212,672
    DSW, Inc. Class A..................................  69,646  2,476,612
    Educational Development Corp.......................   2,842     11,737
*   Eldorado Resorts, Inc..............................  11,503     45,609
#   Emerson Radio Corp.................................  37,654     39,160
#*  Entercom Communications Corp. Class A..............  35,561    411,441

                                     1316

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
#   Entravision Communications Corp. Class A...........  98,140 $  605,524
    Escalade, Inc......................................  10,576    161,178
#   Ethan Allen Interiors, Inc.........................  41,275  1,123,506
*   EVINE Live, Inc....................................  75,249    471,811
#*  EW Scripps Co. (The) Class A....................... 100,095  1,974,874
*   Express, Inc.......................................  41,522    543,108
#*  Famous Dave's Of America, Inc......................  19,657    595,017
*   Federal-Mogul Holdings Corp........................  20,884    282,561
*   Fiesta Restaurant Group, Inc.......................  47,558  2,809,251
    Finish Line, Inc. (The) Class A.................... 114,231  2,695,852
#*  Five Below, Inc....................................  14,081    469,179
    Flanigan's Enterprises, Inc........................   1,877     71,795
    Flexsteel Industries, Inc..........................   7,805    232,589
    Fred's, Inc. Class A...............................  84,507  1,402,816
    Frisch's Restaurants, Inc..........................   5,471    151,547
#*  FTD Cos., Inc......................................  44,580  1,526,865
#*  Fuel Systems Solutions, Inc........................  19,313    207,422
*   Full House Resorts, Inc............................  18,649     25,549
#*  G-III Apparel Group, Ltd...........................  41,439  4,027,871
*   Gaiam, Inc. Class A................................  34,103    249,634
*   Gaming Partners International Corp.................  15,986    132,524
#*  Geeknet, Inc.......................................   3,728     29,228
*   Genesco, Inc.......................................  37,789  2,700,024
*   Gentherm, Inc......................................  72,886  2,680,747
#*  Gordmans Stores, Inc...............................   9,387     34,732
*   Grand Canyon Education, Inc........................  42,916  1,880,579
*   Gray Television, Inc............................... 134,064  1,268,245
*   Gray Television, Inc. Class A......................     912      6,840
    Group 1 Automotive, Inc............................  40,048  3,219,459
    Guess?, Inc........................................  31,631    594,030
    Harte-Hanks, Inc...................................  84,200    612,134
    Haverty Furniture Cos., Inc........................  44,570  1,088,845
    Haverty Furniture Cos., Inc. Class A...............     457     11,347
*   Helen of Troy, Ltd.................................  45,519  3,423,939
#*  hhgregg, Inc.......................................  36,066    198,002
#*  Hibbett Sports, Inc................................  25,429  1,196,180
    Hooker Furniture Corp..............................  14,992    270,456
#   HSN, Inc...........................................   3,000    232,320
#*  Iconix Brand Group, Inc............................ 102,033  3,391,577
    International Speedway Corp. Class A...............  42,546  1,237,663
    Interval Leisure Group, Inc........................  48,477  1,118,849
#*  iRobot Corp........................................  33,172  1,046,577
*   Isle of Capri Casinos, Inc.........................  36,409    372,828
    Jack in the Box, Inc...............................  42,100  3,569,659
#*  JAKKS Pacific, Inc.................................  14,297     86,068
#*  Jamba, Inc.........................................  18,080    297,054
    Johnson Outdoors, Inc. Class A.....................  16,903    507,090
*   Journal Communications, Inc. Class A............... 106,741  1,072,747
*   K12, Inc...........................................  32,352    460,045
#*  Kate Spade & Co....................................  58,753  1,852,482
#   KB Home............................................  96,431  1,201,530
*   Kirkland's, Inc....................................  46,173  1,074,446
*   Kona Grill, Inc....................................  12,523    294,291

                                     1317

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
    Koss Corp..........................................     735 $    1,455
#*  Krispy Kreme Doughnuts, Inc........................ 137,728  2,681,564
    La-Z-Boy, Inc...................................... 116,492  3,109,171
*   Lakeland Industries, Inc...........................  10,138     86,173
#*  LeapFrog Enterprises, Inc..........................  99,430    236,643
*   Learning Tree International, Inc...................  21,151     42,091
#*  Lee Enterprises, Inc...............................  13,957     41,173
    Libbey, Inc........................................  47,888  1,566,416
*   Liberty Tax, Inc...................................   2,168     78,048
*   Liberty Ventures Series A..........................  14,926    557,486
#*  Life Time Fitness, Inc.............................  63,944  3,495,819
#   Lifetime Brands, Inc...............................  27,425    432,767
    Lincoln Educational Services Corp..................  20,057     52,148
    Lithia Motors, Inc. Class A........................  51,735  4,381,955
*   Live Nation Entertainment, Inc..................... 101,740  2,418,360
*   Loral Space & Communications, Inc..................  16,665  1,198,380
*   Luby's, Inc........................................  63,661    310,666
#*  Lumber Liquidators Holdings, Inc...................  29,224  1,845,496
*   M/I Homes, Inc.....................................  52,243  1,078,296
*   Madison Square Garden Co. (The) Class A............  22,099  1,673,999
    Marcus Corp. (The).................................  41,404    780,879
    Marine Products Corp...............................  57,093    412,782
#*  MarineMax, Inc.....................................  56,073  1,430,422
    Marriott Vacations Worldwide Corp..................  40,211  3,076,142
#*  Martha Stewart Living Omnimedia, Inc. Class A......  48,330    224,251
*   McClatchy Co. (The) Class A........................  91,268    229,083
#   MDC Holdings, Inc..................................  59,311  1,482,775
#*  Media General, Inc.................................  45,073    644,544
#   Men's Wearhouse, Inc. (The)........................  77,801  3,615,412
#   Meredith Corp......................................  48,831  2,542,142
*   Meritage Homes Corp................................  44,145  1,607,319
*   Modine Manufacturing Co............................  69,080    842,085
*   Monarch Casino & Resort, Inc.......................  36,281    627,661
#   Monro Muffler Brake, Inc...........................  32,229  1,841,565
*   Motorcar Parts of America, Inc.....................  30,421    794,597
    Movado Group, Inc..................................  45,116  1,084,137
*   Murphy USA, Inc....................................  45,279  3,160,927
    NACCO Industries, Inc. Class A.....................  14,400    792,720
*   Nathan's Famous, Inc...............................  14,980  1,204,991
    National CineMedia, Inc............................  65,980    950,112
*   Nautilus, Inc......................................  79,994  1,139,115
*   New York & Co., Inc................................  86,828    199,704
#   New York Times Co. (The) Class A................... 186,684  2,350,352
#   Nexstar Broadcasting Group, Inc. Class A...........  38,798  1,935,826
*   Nobility Homes, Inc................................   2,012     18,913
#   Nutrisystem, Inc...................................  46,469    828,078
*   Office Depot, Inc.................................. 836,472  6,357,187
*   Orbitz Worldwide, Inc.............................. 126,204  1,164,863
#*  Outerwall, Inc.....................................  10,200    633,216
#*  Overstock.com, Inc.................................  23,562    527,318
    Oxford Industries, Inc.............................  25,607  1,432,456
#*  Pacific Sunwear of California, Inc.................  52,595    144,636
    Papa John's International, Inc.....................  45,840  2,909,006

                                     1318

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
#*  Penn National Gaming, Inc..........................  63,987 $  957,885
    Penske Automotive Group, Inc.......................  41,933  2,027,461
*   Pep Boys-Manny, Moe & Jack (The)...................  72,926    614,766
#*  Perfumania Holdings, Inc...........................   8,879     50,122
*   Perry Ellis International, Inc.....................  36,833    880,677
#   PetMed Express, Inc................................  50,778    797,215
#   Pier 1 Imports, Inc................................ 103,627  1,741,970
#*  Pinnacle Entertainment, Inc........................  72,817  1,540,080
    Pool Corp..........................................  41,444  2,578,231
*   Popeyes Louisiana Kitchen, Inc.....................  45,337  2,603,251
#*  Quiksilver, Inc....................................  98,168    183,574
*   RCI Hospitality Holdings, Inc......................  23,683    230,909
*   Reading International, Inc. Class B................   2,340     32,760
*   Red Lion Hotels Corp...............................  18,308    117,537
*   Red Robin Gourmet Burgers, Inc.....................  31,187  2,416,993
#   Regal Entertainment Group Class A..................  36,762    777,884
*   Regis Corp.........................................  77,811  1,225,523
    Rent-A-Center, Inc.................................  81,846  2,805,681
#*  Rentrak Corp.......................................  21,108  1,623,838
    Rocky Brands, Inc..................................  17,635    241,776
#*  Ruby Tuesday, Inc.................................. 121,476    731,286
    Ruth's Hospitality Group, Inc......................  83,996  1,219,622
#   Ryland Group, Inc. (The)...........................  75,987  3,050,878
    Saga Communications, Inc. Class A..................  15,886    646,084
    Salem Communications Corp. Class A.................   7,225     50,358
#   Scholastic Corp....................................  34,145  1,255,853
#*  Scientific Games Corp. Class A.....................  88,145  1,040,992
    SeaWorld Entertainment, Inc........................  10,733    187,935
*   Select Comfort Corp................................  89,608  2,673,903
*   Shiloh Industries, Inc.............................  48,090    588,141
    Shoe Carnival, Inc.................................  48,652  1,129,699
#*  Shutterfly, Inc....................................  45,940  2,015,388
#   Sinclair Broadcast Group, Inc. Class A.............  60,450  1,495,533
*   Sizmek, Inc........................................  37,948    226,170
#*  Skechers U.S.A., Inc. Class A......................  52,918  3,193,601
*   Skullcandy, Inc....................................  34,355    344,237
*   Skyline Corp.......................................  11,206     42,023
    Sonic Automotive, Inc. Class A.....................  52,805  1,300,587
    Sonic Corp......................................... 128,846  3,900,168
#   Sotheby's..........................................  25,482  1,084,259
*   Spanish Broadcasting System, Inc. Class A..........   4,462     11,824
    Spartan Motors, Inc................................  49,138    256,009
    Speedway Motorsports, Inc..........................  46,260  1,031,135
    Stage Stores, Inc..................................  44,773    895,460
    Standard Motor Products, Inc.......................  57,284  2,088,575
#*  Standard Pacific Corp.............................. 189,748  1,332,031
*   Stanley Furniture Co., Inc.........................   8,005     23,695
#*  Starz..............................................  81,601  2,408,862
    Stein Mart, Inc....................................  89,200  1,227,392
*   Steiner Leisure, Ltd...............................  15,636    682,042
*   Steven Madden, Ltd.................................  82,515  2,833,565
*   Stoneridge, Inc....................................  71,086    897,105
    Strattec Security Corp.............................   5,703    359,289

                                     1319

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Discretionary -- (Continued)
*   Strayer Education, Inc.............................   7,825 $    524,275
#   Sturm Ruger & Co., Inc.............................  31,391    1,268,196
    Superior Industries International, Inc.............  45,688      833,806
    Superior Uniform Group, Inc........................   9,036      342,916
    Sypris Solutions, Inc..............................  25,625       61,372
#*  Systemax, Inc......................................  69,101      903,150
    Tandy Leather Factory, Inc.........................  22,365      190,997
#*  Taylor Morrison Home Corp. Class A.................   5,145       91,427
*   Tempur Sealy International, Inc....................  16,600      913,498
*   Tenneco, Inc.......................................  41,414    2,129,508
#   Texas Roadhouse, Inc...............................  78,827    2,647,799
    Thor Industries, Inc...............................  58,242    3,281,937
*   Tile Shop Holdings, Inc............................   4,897       39,764
    Time, Inc..........................................  21,628      541,565
*   Tower International, Inc...........................  28,377      671,684
#   Town Sports International Holdings, Inc............  31,479      207,132
    Trans World Entertainment Corp.....................  15,000       52,050
#*  TRI Pointe Homes, Inc..............................  77,300    1,107,709
#*  Tuesday Morning Corp...............................  62,219    1,101,276
#*  Tumi Holdings, Inc.................................  42,501      963,498
*   Unifi, Inc.........................................  37,068    1,194,702
*   Universal Electronics, Inc.........................  27,988    1,783,955
    Universal Technical Institute, Inc.................  25,479      208,163
*   US Auto Parts Network, Inc.........................  25,683       60,355
    Vail Resorts, Inc..................................  41,800    3,668,368
    Value Line, Inc....................................   4,536       68,811
#*  Vitamin Shoppe, Inc................................  36,181    1,529,371
*   VOXX International Corp............................  45,871      366,968
#   Wendy's Co. (The).................................. 314,539    3,315,241
*   West Marine, Inc...................................  48,991      587,892
    Weyco Group, Inc...................................  10,423      281,629
*   William Lyon Homes Class A.........................   9,358      178,551
#   Winmark Corp.......................................   8,419      686,233
#   Winnebago Industries, Inc..........................  44,846      891,987
#   Wolverine World Wide, Inc.......................... 139,368    3,923,209
*   Zagg, Inc..........................................  36,131      217,870
#*  Zumiez, Inc........................................  33,787    1,259,917
                                                                ------------
Total Consumer Discretionary...........................          354,369,734
                                                                ------------
Consumer Staples -- (3.5%)
    Alico, Inc.........................................   7,814      371,477
*   Alliance One International, Inc....................  92,217       96,828
    Andersons, Inc. (The)..............................  40,636    1,827,807
#   B&G Foods, Inc.....................................  65,317    1,949,059
#*  Boston Beer Co., Inc. (The) Class A................   8,600    2,704,872
#*  Boulder Brands, Inc................................ 133,867    1,342,686
*   Bridgford Foods Corp...............................   6,838       55,012
#   Cal-Maine Foods, Inc...............................  51,528    1,806,056
    Calavo Growers, Inc................................  28,480    1,142,333
    Casey's General Stores, Inc........................  41,226    3,763,934
*   CCA Industries, Inc................................  12,833       44,915
*   Central Garden and Pet Co..........................  27,336      230,989
*   Central Garden and Pet Co. Class A.................  76,906      699,845

                                     1320

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Staples -- (Continued)
#*  Chefs' Warehouse, Inc. (The).......................   8,251 $  176,489
#   Coca-Cola Bottling Co. Consolidated................  12,876  1,255,925
#*  Craft Brew Alliance, Inc...........................  43,879    522,160
*   Darling Ingredients, Inc........................... 170,229  2,890,488
#   Dean Foods Co...................................... 110,075  1,994,559
#*  Diamond Foods, Inc.................................  19,820    487,176
*   Farmer Bros. Co....................................  26,804    801,708
    Fresh Del Monte Produce, Inc.......................  91,010  3,060,666
    Golden Enterprises, Inc............................   3,061     10,989
#*  Hain Celestial Group, Inc. (The)...................  57,852  3,052,850
    Ingles Markets, Inc. Class A.......................  31,886  1,359,938
    Inter Parfums, Inc.................................  63,168  1,588,675
*   Inventure Foods, Inc...............................   8,870     90,208
    J&J Snack Foods Corp...............................  22,863  2,243,317
    John B. Sanfilippo & Son, Inc......................  18,497    674,586
    Lancaster Colony Corp..............................  24,429  2,196,900
*   Landec Corp........................................  62,597    799,364
#   Liberator Medical Holdings, Inc....................   2,500      8,000
#*  Lifeway Foods, Inc.................................  28,187    515,822
    Limoneira Co.......................................     783     16,286
*   Mannatech, Inc.....................................   2,043     38,204
#*  Medifast, Inc......................................  34,611  1,096,822
    MGP Ingredients, Inc...............................  41,536    658,761
*   National Beverage Corp.............................  81,150  1,764,201
*   Natural Alternatives International, Inc............  14,504     77,161
#*  Natural Grocers by Vitamin Cottage, Inc............   2,164     66,651
#   Nu Skin Enterprises, Inc. Class A..................  12,563    514,832
*   Nutraceutical International Corp...................  26,269    513,296
    Oil-Dri Corp. of America...........................  12,831    392,885
*   Omega Protein Corp.................................  48,285    508,924
#   Orchids Paper Products Co..........................   9,921    270,546
*   Pantry, Inc. (The).................................  52,673  1,943,634
    Pilgrim's Pride Corp...............................  96,209  2,612,074
#*  Post Holdings, Inc.................................  46,420  2,193,345
#   Pricesmart, Inc....................................  28,537  2,333,756
*   Revlon, Inc. Class A...............................  77,452  2,535,778
*   Rite Aid Corp......................................  13,864     96,771
    Rocky Mountain Chocolate Factory, Inc..............  12,843    174,023
#   Sanderson Farms, Inc...............................  37,326  2,984,587
*   Seaboard Corp......................................      99    378,674
*   Seneca Foods Corp. Class A.........................  21,308    551,451
*   Seneca Foods Corp. Class B.........................   1,443     50,873
    Snyder's-Lance, Inc................................  81,431  2,368,828
    SpartanNash Co.....................................  76,960  1,982,490
    Spectrum Brands Holdings, Inc......................  41,553  3,726,473
#*  SUPERVALU, Inc..................................... 243,982  2,376,385
*   Tofutti Brands, Inc................................   7,749     41,070
#   Tootsie Roll Industries, Inc.......................  33,977  1,059,743
*   TreeHouse Foods, Inc...............................  43,568  3,951,618
#*  United Natural Foods, Inc..........................  11,925    921,564
#   United-Guardian, Inc...............................  13,162    281,667
#   Universal Corp.....................................  33,750  1,355,400
#*  USANA Health Sciences, Inc.........................  26,952  2,642,374

                                     1321

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Staples -- (Continued)
#   Vector Group, Ltd..................................  55,578 $ 1,243,836
    Village Super Market, Inc. Class A.................   9,854     285,470
    WD-40 Co...........................................  17,475   1,433,998
    Weis Markets, Inc..................................  31,449   1,441,308
*   WhiteWave Foods Co. (The) Class A..................  25,625     844,856
                                                                -----------
Total Consumer Staples.................................          87,496,248
                                                                -----------
Energy -- (3.1%)
    Adams Resources & Energy, Inc......................   7,953     461,592
#   Alon USA Energy, Inc...............................  82,924   1,001,722
#*  Approach Resources, Inc............................  40,853     256,148
#   Atwood Oceanics, Inc...............................  10,748     307,178
*   Barnwell Industries, Inc...........................   8,064      23,184
#*  Basic Energy Services, Inc.........................  95,442     561,199
#*  Bill Barrett Corp..................................  55,509     566,192
#*  Bonanza Creek Energy, Inc..........................  61,461   1,602,903
#   Bristow Group, Inc.................................  53,346   2,971,906
#*  C&J Energy Services, Inc...........................  45,306     466,652
*   Callon Petroleum Co................................  85,955     468,455
#   CARBO Ceramics, Inc................................  18,738     614,232
*   Carrizo Oil & Gas, Inc.............................  69,386   3,129,309
#*  Clayton Williams Energy, Inc.......................  17,125     957,287
#*  Clean Energy Fuels Corp............................  76,036     317,070
#*  Cloud Peak Energy, Inc.............................  46,104     313,046
#   Comstock Resources, Inc............................  66,676     269,371
#*  Contango Oil & Gas Co..............................  24,603     739,812
    Dawson Geophysical Co..............................   9,671     104,350
    Delek US Holdings, Inc.............................  90,019   2,777,086
    DHT Holdings, Inc..................................  13,655     100,364
#*  Emerald Oil, Inc...................................  65,274      53,721
#   Energy XXI, Ltd....................................  81,605     239,919
*   ENGlobal Corp......................................  52,936      95,285
    EnLink Midstream LLC...............................  91,637   2,899,395
*   Era Group, Inc.....................................  19,448     437,969
*   Escalera Resources Co..............................  11,117       4,901
    Evolution Petroleum Corp...........................  16,274     119,614
    Exterran Holdings, Inc.............................  96,024   2,603,211
*   FieldPoint Petroleum Corp..........................  10,805      19,557
*   Forum Energy Technologies, Inc.....................   7,387     114,129
#   GasLog, Ltd........................................  57,317   1,002,474
*   Gastar Exploration, Inc............................  94,405     220,908
#*  Geospace Technologies Corp.........................  17,664     423,583
#   Green Plains, Inc..................................  69,992   1,638,513
#   Gulf Island Fabrication, Inc.......................  19,658     325,733
#   Gulfmark Offshore, Inc. Class A....................  39,237     774,146
*   Gulfport Energy Corp...............................  12,319     474,158
#*  Halcon Resources Corp..............................  74,911     104,875
*   Harvest Natural Resources, Inc.....................  38,926      24,418
*   Helix Energy Solutions Group, Inc.................. 153,898   2,888,665
#*  HKN, Inc...........................................     853      45,631
#*  Hornbeck Offshore Services, Inc....................  54,244   1,204,217
#*  ION Geophysical Corp...............................  82,200     184,950
*   Key Energy Services, Inc........................... 150,437     252,734

                                     1322

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Energy -- (Continued)
#   LinnCo LLC.........................................  75,204 $  776,857
#*  Matador Resources Co...............................  81,267  1,752,117
*   Matrix Service Co..................................  65,962  1,266,470
#*  McDermott International, Inc.......................  19,549     43,985
*   Mexco Energy Corp..................................     935      4,334
#*  Miller Energy Resources, Inc.......................   2,439      2,854
*   Mitcham Industries, Inc............................  19,689    110,455
*   Natural Gas Services Group, Inc....................  27,719    559,647
*   Newpark Resources, Inc............................. 152,274  1,315,647
#*  Nordic American Offshore, Ltd......................     113      1,271
#   Nordic American Tankers, Ltd.......................     709      7,175
#*  Northern Oil and Gas, Inc..........................  62,319    391,363
#*  Nuverra Environmental Solutions, Inc...............  11,334     25,275
#*  Overseas Shipholding Group, Inc....................  31,716    161,752
#*  Pacific Drilling SA................................   2,056      6,846
#   Panhandle Oil and Gas, Inc. Class A................  29,766    623,300
*   Parker Drilling Co................................. 200,975    544,642
    PBF Energy, Inc. Class A........................... 107,001  3,006,728
*   PDC Energy, Inc....................................  41,405  1,902,146
#*  Penn Virginia Corp................................. 112,696    549,956
*   PetroQuest Energy, Inc............................. 103,501    303,258
*   PHI, Inc. Non-Voting...............................  28,808    985,522
*   PHI, Inc. Voting...................................     200      6,856
*   Pioneer Energy Services Corp....................... 125,502    519,578
#*  Renewable Energy Group, Inc........................  39,443    344,732
#*  REX American Resources Corp........................  18,425  1,022,772
#*  Rex Energy Corp....................................  90,949    321,959
#*  RigNet, Inc........................................  10,885    372,485
#*  Rosetta Resources, Inc.............................  11,503    196,356
#   RPC, Inc...........................................  43,285    539,764
#   Scorpio Tankers, Inc............................... 211,402  1,663,734
#*  SEACOR Holdings, Inc...............................  37,221  2,678,051
    SemGroup Corp. Class A.............................  47,241  3,180,737
#*  Seventy Seven Energy, Inc..........................     648      2,560
#   Ship Finance International, Ltd....................  79,086  1,098,505
#*  Stone Energy Corp..................................  76,866  1,082,273
#*  Swift Energy Co....................................  34,800     74,124
#*  Synergy Resources Corp............................. 131,368  1,606,631
#*  Synthesis Energy Systems, Inc......................     570        403
    Targa Resources Corp...............................   6,484    563,006
#   Tesco Corp.........................................  31,808    325,714
*   TETRA Technologies, Inc............................  98,595    487,059
*   TGC Industries, Inc................................  24,537     49,074
#   Tidewater, Inc.....................................  22,203    649,660
#*  Triangle Petroleum Corp............................ 115,958    608,779
*   Unit Corp..........................................  14,570    433,895
#*  Uranium Energy Corp................................  14,078     17,879
#   US Silica Holdings, Inc............................  32,325    814,590
*   Vaalco Energy, Inc................................. 126,773    702,322
#   W&T Offshore, Inc..................................  74,271    375,811
*   Warren Resources, Inc.............................. 143,044    150,196
    Western Refining, Inc.............................. 181,222  6,728,773
*   Westmoreland Coal Co...............................  19,335    504,257

                                     1323

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
*   Willbros Group, Inc................................  75,495 $   421,262
    World Fuel Services Corp...........................  10,400     509,288
*   Yuma Energy, Inc...................................  12,084      20,059
                                                                -----------
Total Energy...........................................          76,576,508
                                                                -----------
Financials -- (16.0%)
*   1st Constitution Bancorp...........................     155       1,705
    1st Source Corp....................................  50,617   1,504,843
    Access National Corp...............................   6,930     123,770
    Alexander & Baldwin, Inc...........................  66,185   2,532,238
    Alliance Bancorp, Inc. of Pennsylvania.............   1,066      18,612
#*  Altisource Asset Management Corp...................   2,193     350,880
#*  Altisource Portfolio Solutions SA..................  21,934     444,822
*   Ambac Financial Group, Inc.........................  47,265   1,155,629
    American Equity Investment Life Holding Co......... 116,240   2,965,282
*   American Independence Corp.........................   1,081      11,988
#   American National Bankshares, Inc..................   4,012      86,338
    American National Insurance Co.....................     227      23,617
*   American River Bankshares..........................   1,668      16,480
    Ameris Bancorp.....................................  57,520   1,387,958
    AMERISAFE, Inc.....................................  45,008   1,831,826
#   AmeriServ Financial, Inc...........................  63,591     190,137
#   Amtrust Financial Services, Inc....................  80,469   4,073,341
    Argo Group International Holdings, Ltd.............  43,259   2,313,924
    Arrow Financial Corp...............................  29,492     754,110
    Aspen Insurance Holdings, Ltd......................  82,988   3,595,040
#   Associated Banc-Corp............................... 204,917   3,444,655
*   Asta Funding, Inc..................................  33,832     287,234
    Astoria Financial Corp............................. 143,982   1,760,900
    Atlantic American Corp.............................   4,900      19,551
*   Atlanticus Holdings Corp...........................  19,846      50,806
    Auburn National Bancorporation, Inc................     300       7,050
*   AV Homes, Inc......................................  10,692     160,273
    Baldwin & Lyons, Inc. Class A......................     550      13,007
    Baldwin & Lyons, Inc. Class B......................  18,873     435,966
#   Banc of California, Inc............................  12,026     123,266
    Bancfirst Corp.....................................  21,645   1,248,051
    Bancorp of New Jersey, Inc.........................     159       1,717
#*  Bancorp, Inc. (The)................................  75,779     645,637
    BancorpSouth, Inc.................................. 163,048   3,236,503
    Bank Mutual Corp...................................  24,777     157,829
    Bank of Commerce Holdings..........................     400       2,280
#   Bank of Hawaii Corp................................  58,229   3,287,609
    Bank of Kentucky Financial Corp (The)..............   2,075      92,213
#   Bank of the Ozarks, Inc............................  93,257   3,024,324
    BankFinancial Corp.................................  30,672     346,900
    Banner Corp........................................  47,446   1,915,869
    Bar Harbor Bankshares..............................   6,345     194,791
    BBCN Bancorp, Inc.................................. 137,841   1,785,041
*   BBX Capital Corp. Class A..........................     846      11,962
    BCB Bancorp, Inc...................................   3,171      36,815
*   Bear State Financial, Inc..........................     439       4,750
*   Beneficial Bancorp, Inc............................  92,652     999,715

                                     1324

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    Berkshire Bancorp, Inc.............................     150 $    1,290
    Berkshire Hills Bancorp, Inc.......................  33,097    824,115
    BGC Partners, Inc. Class A......................... 183,895  1,439,898
#*  BofI Holding, Inc..................................  26,229  2,212,678
    Boston Private Financial Holdings, Inc............. 191,899  2,110,889
    Bridge Bancorp, Inc................................   2,572     63,477
*   Bridge Capital Holdings............................   5,327    116,395
    Brookline Bancorp, Inc............................. 132,821  1,275,082
    Bryn Mawr Bank Corp................................  27,745    808,767
    C&F Financial Corp.................................     679     23,962
    Calamos Asset Management, Inc. Class A.............  35,625    447,094
    California First National Bancorp..................   3,097     42,739
    Camden National Corp...............................  12,872    478,324
*   Capital Bank Financial Corp. Class A...............   2,700     65,934
    Capital City Bank Group, Inc.......................  11,468    172,020
*   Capital Properties, Inc. Class A...................     550      6,385
    Capitol Federal Financial, Inc..................... 196,377  2,446,857
    Cardinal Financial Corp............................  72,600  1,293,006
*   Cascade Bancorp....................................  63,778    294,654
    Cash America International, Inc....................  34,108    709,446
    Cathay General Bancorp............................. 161,692  3,862,822
    Centerstate Banks, Inc.............................  29,830    328,428
    Central Pacific Financial Corp.....................  20,663    433,510
    Century Bancorp, Inc. Class A......................   1,209     46,885
    Chemical Financial Corp............................  38,762  1,099,290
    Chicopee Bancorp, Inc..............................   2,287     37,644
    Citizens Community Bancorp, Inc....................  17,782    162,083
    Citizens Holding Co................................     592     11,023
#*  Citizens, Inc...................................... 109,700    792,034
#   City Holding Co....................................  36,845  1,559,649
    CKX Lands, Inc.....................................     702     10,572
    Clifton Bancorp, Inc...............................  53,560    710,206
    CNB Financial Corp.................................  10,688    181,696
    CNO Financial Group, Inc........................... 336,171  5,217,374
    CoBiz Financial, Inc...............................  90,061    981,665
    Codorus Valley Bancorp, Inc........................   1,739     34,902
#   Cohen & Steers, Inc................................   4,311    181,407
*   Colonial Financial Services, Inc...................   4,279     56,718
*   Colony Bankcorp, Inc...............................   1,629     12,152
    Columbia Banking System, Inc.......................  74,289  1,889,169
    Commercial National Financial Corp.................     700     15,505
    Community Bank Shares of Indiana, Inc..............      23        621
#   Community Bank System, Inc.........................  55,141  1,854,392
    Community Trust Bancorp, Inc.......................  42,011  1,326,707
    Community West Bancshares..........................   1,200      8,100
    ConnectOne Bancorp, Inc............................  37,010    680,984
#   Consolidated-Tomoka Land Co........................  13,475    735,061
*   Consumer Portfolio Services, Inc...................  17,488     97,933
*   Cowen Group, Inc. Class A.......................... 226,061    940,414
    Crawford & Co. Class A.............................  62,652    485,553
#   Crawford & Co. Class B.............................  49,714    464,826
#*  Credit Acceptance Corp.............................  14,906  2,349,782
#*  Customers Bancorp, Inc.............................   2,720     53,448

                                     1325

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
#   CVB Financial Corp................................. 140,486 $2,052,500
#   Diamond Hill Investment Group, Inc.................   6,604    858,916
    Dime Community Bancshares, Inc.....................  76,658  1,131,472
    Donegal Group, Inc. Class A........................  44,879    717,615
    Donegal Group, Inc. Class B........................     870     20,293
*   Doral Financial Corp...............................      79        228
    East West Bancorp, Inc.............................   4,719    170,733
*   Eastern Virginia Bankshares, Inc...................     822      5,137
#*  eHealth, Inc.......................................  44,212    452,731
    EMC Insurance Group, Inc...........................  28,550    921,023
    Employers Holdings, Inc............................  54,960  1,143,168
#*  Encore Capital Group, Inc..........................  47,727  1,776,399
    Endurance Specialty Holdings, Ltd..................  68,446  4,183,419
*   Enova International, Inc...........................  30,741    591,764
*   Enstar Group, Ltd..................................  15,661  2,113,765
#   Enterprise Bancorp, Inc............................   2,244     45,890
    Enterprise Financial Services Corp.................  37,667    719,816
    ESB Financial Corp.................................   7,246    121,081
    ESSA Bancorp, Inc..................................  12,667    153,904
    Evans Bancorp, Inc.................................   1,635     38,668
#   EverBank Financial Corp............................  66,612  1,162,379
    Evercore Partners, Inc. Class A....................  39,579  1,894,647
#*  Ezcorp, Inc. Class A...............................  47,103    485,632
    FBL Financial Group, Inc. Class A..................  40,672  2,122,672
    Federal Agricultural Mortgage Corp. Class A........   1,115     25,366
    Federal Agricultural Mortgage Corp. Class C........  23,362    643,623
#   Federated Investors, Inc. Class B..................  65,759  2,078,642
    Federated National Holding Co......................  21,736    632,735
    Fidelity Southern Corp.............................  17,606    269,196
    Financial Institutions, Inc........................  26,721    588,664
*   First Acceptance Corp.............................. 122,214    284,759
#   First American Financial Corp...................... 128,060  4,356,601
    First Bancorp, Inc.................................   4,470     74,113
*   First BanCorp.(318672706)..........................  58,332    320,243
    First Bancorp.(318910106)..........................  19,175    318,305
*   First Bancshares, Inc..............................     400      2,816
    First Bancshares, Inc. (The).......................     300      4,185
    First Busey Corp................................... 149,485    920,828
    First Business Financial Services, Inc.............     700     30,639
*   First Cash Financial Services, Inc.................  34,162  1,698,535
    First Citizens BancShares, Inc. Class A............   3,556    867,842
    First Commonwealth Financial Corp.................. 160,104  1,263,221
    First Community Bancshares, Inc....................  37,579    589,614
    First Connecticut Bancorp Inc/Farmington...........   1,466     21,623
    First Defiance Financial Corp......................  24,297    740,087
    First Federal of Northern Michigan Bancorp, Inc....   2,000     11,660
    First Financial Bancorp............................  88,542  1,462,714
#   First Financial Bankshares, Inc....................  62,558  1,545,183
    First Financial Corp...............................  32,291  1,046,551
    First Financial Northwest, Inc.....................  33,971    407,312
#   First Horizon National Corp........................ 276,895  3,596,866
    First Interstate Bancsystem, Inc...................  19,219    459,334
#*  First Marblehead Corp. (The).......................   3,034     17,628

                                     1326

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    First Merchants Corp...............................  71,810 $1,568,330
    First Midwest Bancorp, Inc......................... 110,761  1,705,719
*   First NBC Bank Holding Co..........................   1,434     44,397
    First Niagara Financial Group, Inc................. 185,748  1,508,274
    First South Bancorp, Inc...........................   4,756     37,810
*   First United Corp..................................   1,700     14,433
#   First West Virginia Bancorp........................     449      9,847
    FirstMerit Corp.................................... 140,178  2,296,817
*   Flagstar Bancorp, Inc..............................  40,657    577,736
    Flushing Financial Corp............................  75,448  1,365,609
    FNB Corp........................................... 234,818  2,817,816
    FNF Group..........................................  12,457    437,241
*   Forestar Group, Inc................................  56,619    751,334
    Fox Chase Bancorp, Inc.............................  33,410    542,578
#*  FRP Holdings, Inc..................................  15,659    566,856
    Fulton Financial Corp.............................. 275,327  3,069,896
#   FXCM, Inc. Class A.................................  37,483     82,463
    Gain Capital Holdings, Inc.........................  20,504    167,108
    GAMCO Investors, Inc. Class A......................   4,608    376,243
#   German American Bancorp, Inc.......................  29,938    838,264
    GFI Group, Inc..................................... 140,472    788,048
    Glacier Bancorp, Inc...............................  95,367  2,123,823
*   Global Indemnity P.L.C.............................  23,251    610,106
    Great Southern Bancorp, Inc........................  30,592  1,104,983
*   Green Dot Corp. Class A............................  60,724    926,041
#   Greenhill & Co., Inc...............................  28,731  1,059,599
*   Greenlight Capital Re, Ltd. Class A................  40,163  1,261,520
    Griffin Land & Nurseries, Inc......................   3,886    115,181
    Guaranty Bancorp...................................   7,188     96,175
    Guaranty Federal Bancshares, Inc...................   2,022     29,824
*   Hallmark Financial Services, Inc...................  40,943    452,011
    Hampden Bancorp, Inc...............................   7,411    148,887
    Hancock Holding Co.................................  57,282  1,495,633
    Hanmi Financial Corp...............................  80,861  1,605,899
    Hanover Insurance Group, Inc. (The)................  60,958  4,206,102
    Harleysville Savings Financial Corp................     101      1,798
    Hawthorn Bancshares, Inc...........................   1,808     25,728
#   HCI Group, Inc.....................................  32,112  1,483,896
    Heartland Financial USA, Inc.......................  35,926    992,276
    Heritage Commerce Corp.............................  28,037    234,389
    Heritage Financial Corp............................  35,011    543,371
    Heritage Financial Group, Inc......................  22,052    528,586
    HF Financial Corp..................................   2,659     38,316
    HFF, Inc. Class A..................................  61,259  2,080,968
*   Hilltop Holdings, Inc.............................. 133,115  2,416,037
    Hingham Institution for Savings....................     559     49,192
*   HMN Financial, Inc.................................   2,746     33,611
    Home Bancorp, Inc..................................   1,082     23,674
    Home BancShares, Inc...............................  89,169  2,641,186
    HomeStreet, Inc....................................     827     14,605
*   HomeTrust Bancshares, Inc..........................     673     10,398
    HopFed Bancorp, Inc................................   6,388     84,385
    Horace Mann Educators Corp.........................  77,779  2,369,926

                                     1327

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
#   Horizon Bancorp....................................   1,881 $   42,097
    Hudson Valley Holding Corp.........................   7,989    197,089
    Iberiabank Corp....................................  51,560  2,815,692
#*  Imperial Holdings, Inc.............................   1,300      7,722
    Independence Holding Co............................  17,405    221,218
#   Independent Bank Corp.(453836108)..................  40,943  1,548,874
    Independent Bank Corp.(453838609)..................  21,971    270,243
#   Independent Bank Group, Inc........................     908     28,339
    Infinity Property & Casualty Corp..................  17,124  1,203,303
    Interactive Brokers Group, Inc. Class A............  77,593  2,376,674
    International Bancshares Corp......................  76,828  1,729,398
    Intervest Bancshares Corp. Class A.................  12,149    119,668
#*  INTL. FCStone, Inc.................................  33,417    644,280
*   Investment Technology Group, Inc...................  50,219  1,042,044
    Investors Bancorp, Inc............................. 415,530  4,574,985
    Investors Title Co.................................   1,371     98,356
#   Janus Capital Group, Inc........................... 211,524  3,710,131
    JMP Group, Inc.....................................  25,358    193,482
*   KCG Holdings, Inc. Class A.........................  19,387    237,103
#*  Kearny Financial Corp..............................  60,876    791,388
    Kemper Corp........................................  78,901  2,754,434
    Kennedy-Wilson Holdings, Inc.......................  44,759  1,190,142
    Kentucky First Federal Bancorp.....................   3,402     27,964
#*  Ladenburg Thalmann Financial Services, Inc.........  34,417    131,129
    Lake Shore Bancorp, Inc............................     338      4,436
    Lakeland Bancorp, Inc..............................  73,196    789,785
    Lakeland Financial Corp............................  40,295  1,520,733
    Landmark Bancorp, Inc..............................   2,583     54,243
    LegacyTexas Financial Group, Inc...................  85,389  1,692,410
*   LendingTree, Inc...................................  16,526    680,541
    LNB Bancorp, Inc...................................  12,718    221,293
    Louisiana Bancorp, Inc.............................   8,396    179,339
#   Macatawa Bank Corp.................................  45,865    241,709
*   Magyar Bancorp, Inc................................     809      6,715
#   Maiden Holdings, Ltd...............................  83,288  1,041,100
    MainSource Financial Group, Inc....................  45,181    867,475
    Manning & Napier, Inc..............................   6,306     67,537
    MarketAxess Holdings, Inc..........................  48,452  3,680,898
    Marlin Business Services Corp......................  30,089    482,928
#   MB Financial, Inc.................................. 108,343  3,078,025
*   MBIA, Inc.......................................... 212,234  1,702,117
*   MBT Financial Corp.................................   3,037     15,580
    Meadowbrook Insurance Group, Inc...................  70,607    586,038
    Mercantile Bank Corp...............................  12,831    243,789
    Merchants Bancshares, Inc..........................  14,947    400,131
    Mercury General Corp...............................  38,415  2,195,417
*   Meridian Bancorp, Inc..............................  83,747    972,303
    Meta Financial Group, Inc..........................   3,461    115,840
*   Metro Bancorp, Inc.................................  33,582    854,998
#*  MGIC Investment Corp............................... 216,764  1,846,829
    Mid Penn Bancorp, Inc..............................     531      8,230
#   MidSouth Bancorp, Inc..............................  18,736    261,180
    MidWestOne Financial Group, Inc....................   4,319    121,018

                                     1328

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
#   Montpelier Re Holdings, Ltd........................  85,084 $2,989,001
    MutualFirst Financial, Inc.........................   5,459    119,497
    National Bank Holdings Corp. Class A...............   3,137     57,878
#   National Interstate Corp...........................  37,492    966,169
    National Penn Bancshares, Inc...................... 224,880  2,181,336
    National Security Group, Inc. (The)................   1,000     13,250
    National Western Life Insurance Co. Class A........   1,800    429,102
#*  Nationstar Mortgage Holdings, Inc..................     658     16,917
*   Naugatuck Valley Financial Corp....................      99        858
*   Navigators Group, Inc. (The).......................  20,522  1,523,143
    NBT Bancorp, Inc...................................  51,364  1,181,886
    Nelnet, Inc. Class A...............................  59,149  2,587,177
#   New Hampshire Thrift Bancshares, Inc...............   2,734     41,475
*   NewBridge Bancorp..................................  19,281    151,163
#*  NewStar Financial, Inc............................. 112,087  1,184,760
    Northeast Bancorp..................................      38        342
    Northeast Community Bancorp, Inc...................  33,757    234,274
#   Northfield Bancorp, Inc............................  78,040  1,123,776
    Northrim BanCorp, Inc..............................   6,560    135,989
    Northwest Bancshares, Inc.......................... 164,679  1,943,212
#   Norwood Financial Corp.............................     633     18,952
    Ocean Shore Holding Co.............................     205      2,897
#   OceanFirst Financial Corp..........................  42,221    683,980
    OFG Bancorp........................................  97,917  1,576,464
    Ohio Valley Banc Corp..............................     600     14,400
    Old Line Bancshares, Inc...........................     391      5,646
    Old National Bancorp............................... 142,625  1,912,601
*   Old Second Bancorp, Inc............................   7,253     39,456
    OneBeacon Insurance Group, Ltd. Class A............  39,102    618,203
    Oppenheimer Holdings, Inc. Class A.................   6,415    126,696
    Oritani Financial Corp.............................  82,720  1,167,179
    Pacific Continental Corp...........................  40,343    509,936
*   Pacific Mercantile Bancorp.........................  22,505    154,159
#*  Pacific Premier Bancorp, Inc.......................   4,916     73,052
#   PacWest Bancorp.................................... 131,887  5,638,829
#   Park National Corp.................................  15,289  1,229,388
    Park Sterling Corp.................................  45,291    303,450
*   Patriot National Bancorp, Inc......................     498        857
    Peapack Gladstone Financial Corp...................  10,659    190,050
#   Penns Woods Bancorp, Inc...........................   3,062    135,983
    Peoples Bancorp of North Carolina, Inc.............     986     17,778
#   Peoples Bancorp, Inc...............................  23,072    527,195
#*  PHH Corp...........................................  80,730  2,013,406
*   Phoenix Cos., Inc. (The)...........................  11,042    684,935
*   PICO Holdings, Inc.................................  43,802    700,394
    Pinnacle Financial Partners, Inc...................  76,811  2,760,587
*   Piper Jaffray Cos..................................  17,595    898,225
    Platinum Underwriters Holdings, Ltd................  54,370  4,014,137
*   Popular, Inc.......................................  28,827    888,736
#*  PRA Group, Inc.....................................  66,528  3,294,467
    Preferred Bank.....................................   6,676    174,310
    Premier Financial Bancorp, Inc.....................   7,377    109,401
    Primerica, Inc.....................................  81,356  4,038,512

                                     1329

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    PrivateBancorp, Inc................................ 101,584 $3,082,059
    ProAssurance Corp..................................  17,869    792,848
    Prosperity Bancshares, Inc.........................  20,321    930,499
    Provident Financial Holdings, Inc..................   6,455    100,182
    Provident Financial Services, Inc..................  81,539  1,415,517
    Prudential Bancorp, Inc............................   1,605     19,533
    Pulaski Financial Corp.............................  11,864    141,182
    Pzena Investment Management, Inc. Class A..........  12,169     98,934
    QC Holdings, Inc...................................  11,794     19,991
#   Radian Group, Inc.................................. 324,032  5,106,744
#   RCS Capital Corp. Class A..........................     488      4,602
    Renasant Corp......................................  58,671  1,534,833
#   Republic Bancorp, Inc. Class A.....................  38,176    870,031
*   Republic First Bancorp, Inc........................  14,584     50,023
    Resource America, Inc. Class A.....................  31,041    272,850
*   Riverview Bancorp, Inc.............................   8,195     36,058
    RLI Corp...........................................  58,368  2,738,043
*   Royal Bancshares of Pennsylvania, Inc. Class A.....  11,622     20,920
    S&T Bancorp, Inc...................................  61,185  1,681,976
#*  Safeguard Scientifics, Inc.........................  49,475    906,877
    Safety Insurance Group, Inc........................  30,678  1,900,502
#   Salisbury Bancorp, Inc.............................     276      7,535
    Sandy Spring Bancorp, Inc..........................  56,056  1,386,265
*   Seacoast Banking Corp. of Florida..................  10,435    132,107
*   Security National Financial Corp. Class A..........   3,016     17,913
*   Select Bancorp, Inc................................   1,478     10,597
    Selective Insurance Group, Inc.....................  77,245  1,994,466
*   Shore Bancshares, Inc..............................   4,580     42,365
    SI Financial Group, Inc............................  34,659    381,596
*   Siebert Financial Corp.............................   7,500     13,350
    Sierra Bancorp.....................................  19,374    306,884
    Simmons First National Corp. Class A...............  41,182  1,541,030
    Simplicity Bancorp, Inc............................  20,519    360,929
    South State Corp...................................  46,032  2,748,571
*   Southern First Bancshares, Inc.....................   2,435     42,612
    Southern Missouri Bancorp, Inc.....................     400     14,800
#   Southern National Bancorp of Virginia, Inc.........     342      3,813
    Southside Bancshares, Inc..........................  59,483  1,623,886
    Southwest Bancorp, Inc.............................  39,688    605,639
    Southwest Georgia Financial Corp...................   1,439     19,959
#*  St Joe Co. (The)...................................  67,832  1,096,165
    StanCorp Financial Group, Inc......................  59,107  3,666,998
    State Auto Financial Corp..........................  33,371    734,162
    Sterling Bancorp................................... 153,794  2,027,005
    Stewart Information Services Corp..................  40,101  1,435,616
*   Stifel Financial Corp..............................  65,436  3,085,307
    Stock Yards Bancorp, Inc...........................  29,595    911,526
*   Stratus Properties, Inc............................  11,662    157,204
    Suffolk Bancorp....................................  18,310    421,130
    Summit State Bank..................................     800     10,728
*   Sun Bancorp, Inc...................................  12,389    226,719
    Susquehanna Bancshares, Inc........................ 282,820  3,566,360
    Sussex Bancorp.....................................   1,111     11,110

                                     1330

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Financials -- (Continued)
    Symetra Financial Corp............................. 139,563 $  2,834,525
    Synovus Financial Corp.............................  47,535    1,224,977
    TCF Financial Corp................................. 266,126    3,912,052
#*  Tejon Ranch Co.....................................  36,061      887,822
    Territorial Bancorp, Inc...........................  18,158      394,755
*   Texas Capital Bancshares, Inc......................  76,001    3,104,641
    Timberland Bancorp, Inc............................   8,251       86,635
#   Tompkins Financial Corp............................  26,611    1,364,346
#   Towne Bank.........................................  41,145      597,014
    Trico Bancshares...................................  34,752      811,459
    TrustCo Bank Corp.................................. 211,333    1,358,871
#   Trustmark Corp.....................................  97,401    2,080,485
    UMB Financial Corp.................................  56,751    2,753,559
    Umpqua Holdings Corp............................... 151,578    2,350,975
*   Unico American Corp................................   4,300       50,976
    Union Bankshares Corp..............................  92,172    1,843,440
    United Bancshares, Inc.............................     110        1,595
#   United Bankshares, Inc.............................  92,627    3,131,719
    United Community Banks, Inc........................  73,876    1,293,569
#   United Community Financial Corp....................   8,561       46,229
    United Financial Bancorp, Inc...................... 147,770    1,838,259
    United Fire Group, Inc.............................  35,030      978,738
*   United Security Bancshares.........................   6,638       34,252
    Unity Bancorp, Inc.................................   6,362       58,276
#   Universal Insurance Holdings, Inc..................  95,055    2,208,128
    Univest Corp. of Pennsylvania......................  16,021      296,709
    Validus Holdings, Ltd..............................   8,280      328,302
#   Valley National Bancorp............................  28,287      256,846
    Virtus Investment Partners, Inc....................  11,398    1,545,911
    VSB Bancorp, Inc...................................     478        5,640
*   Walker & Dunlop, Inc...............................  14,223      252,458
    Washington Federal, Inc............................ 147,981    2,938,903
#   Washington Trust Bancorp, Inc......................  37,010    1,355,306
#   Waterstone Financial, Inc..........................  82,974    1,052,110
    Wayne Savings Bancshares, Inc......................     132        1,750
    Webster Financial Corp............................. 144,207    4,402,640
    WesBanco, Inc......................................  63,066    1,903,332
    West Bancorporation, Inc...........................  39,760      650,474
#   Westamerica Bancorporation.........................  28,856    1,173,862
*   Western Alliance Bancorp........................... 158,880    4,084,805
    Westfield Financial, Inc...........................  26,275      189,180
    Westwood Holdings Group, Inc.......................  14,454      852,641
    Wilshire Bancorp, Inc.............................. 187,313    1,704,548
    Wintrust Financial Corp............................  63,948    2,779,820
#   WisdomTree Investments, Inc........................  58,451    1,018,216
#*  World Acceptance Corp..............................  21,517    1,580,424
    WSFS Financial Corp................................   4,870      359,698
    WVS Financial Corp.................................     700        7,931
*   Yadkin Financial Corp..............................   3,738       71,246
                                                                ------------
Total Financials.......................................          399,352,961
                                                                ------------
Health Care -- (8.2%)
#   Abaxis, Inc........................................  20,277    1,246,630

                                     1331

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Health Care -- (Continued)
#*  Acadia Healthcare Co., Inc.........................  41,703 $2,408,348
#*  Accuray, Inc.......................................  16,219    119,534
#*  Achillion Pharmaceuticals, Inc.....................  23,259    345,396
#*  Acorda Therapeutics, Inc...........................  28,629  1,189,535
#*  Adcare Health Systems, Inc.........................   1,300      5,200
*   Addus HomeCare Corp................................  15,534    344,544
#*  Advaxis, Inc.......................................   6,664     65,640
#*  Affymetrix, Inc.................................... 186,852  2,062,846
#*  Air Methods Corp...................................  68,832  2,859,970
#*  Akorn, Inc.........................................  55,061  2,344,497
#*  Albany Molecular Research, Inc.....................  84,130  1,373,843
*   Alere, Inc.........................................  48,570  1,976,313
#*  Align Technology, Inc..............................  22,750  1,206,887
*   Alkermes P.L.C.....................................  34,005  2,456,861
*   Alliance HealthCare Services, Inc..................   9,609    216,587
#*  Allscripts Healthcare Solutions, Inc............... 193,855  2,308,813
*   Almost Family, Inc.................................  16,204    491,953
#*  Alnylam Pharmaceuticals, Inc.......................   7,532    706,728
*   Alphatec Holdings, Inc.............................  98,371    125,915
#*  AMAG Pharmaceuticals, Inc..........................  18,629    823,216
*   Amedisys, Inc......................................  64,588  1,820,090
*   AMN Healthcare Services, Inc.......................  86,819  1,633,934
*   Amsurg Corp........................................  52,329  2,887,514
#*  Anacor Pharmaceuticals, Inc........................   2,760    103,776
    Analogic Corp......................................  15,535  1,266,569
*   AngioDynamics, Inc.................................  56,468  1,086,727
*   Anika Therapeutics, Inc............................  38,035  1,490,211
*   Arrhythmia Research Technology, Inc................   6,700     51,523
    Atrion Corp........................................   3,399  1,138,665
*   Bio-Reference Laboratories, Inc....................  30,365  1,018,138
#*  BioDelivery Sciences International, Inc............  12,124    158,824
#*  BioScrip, Inc...................................... 139,617    802,798
*   Biospecifics Technologies Corp.....................   2,434     95,754
*   Biota Pharmaceuticals, Inc.........................   3,549      8,518
*   BioTelemetry, Inc..................................  58,535    578,326
#*  Bovie Medical Corp.................................  24,077     84,270
*   Brookdale Senior Living, Inc.......................  22,823    770,276
*   Cambrex Corp.......................................  72,842  1,633,846
    Cantel Medical Corp................................  83,217  3,376,114
*   Capital Senior Living Corp.........................  75,382  1,799,368
*   Centene Corp.......................................  23,191  2,531,530
*   Charles River Laboratories International, Inc......  70,800  4,909,980
#   Chemed Corp........................................  23,330  2,359,596
*   Community Health Systems, Inc......................     963     45,328
#   Computer Programs & Systems, Inc...................  20,294    999,682
    CONMED Corp........................................  45,317  2,158,902
*   Corvel Corp........................................  44,234  1,457,068
*   Cross Country Healthcare, Inc......................  48,718    498,385
    CryoLife, Inc......................................  75,867    854,262
#*  Cumberland Pharmaceuticals, Inc....................  43,160    250,760
*   Cutera, Inc........................................  35,410    470,953
*   Cyberonics, Inc....................................  27,950  1,553,181
*   Cynosure, Inc. Class A.............................  45,467  1,374,013

                                     1332

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Health Care -- (Continued)
*   Depomed, Inc.......................................  39,050 $  713,444
    Digirad Corp.......................................  38,425    159,464
#*  Emergent Biosolutions, Inc.........................  55,196  1,547,144
*   Endo International P.L.C...........................   7,357    585,722
    Ensign Group, Inc. (The)...........................  37,116  1,540,314
*   Enzo Biochem, Inc..................................  71,883    226,431
*   Exactech, Inc......................................  29,065    604,261
#*  ExamWorks Group, Inc...............................  36,009  1,330,893
*   Five Star Quality Care, Inc........................  74,801    260,307
*   Genesis Healthcare, Inc............................  35,657    295,953
*   Gentiva Health Services, Inc.......................  78,104  1,516,780
#*  Globus Medical, Inc. Class A.......................  47,062  1,109,722
*   Greatbatch, Inc....................................  61,421  2,982,604
*   Haemonetics Corp...................................  52,936  2,096,266
#*  Hanger, Inc........................................  44,689    964,389
*   Harvard Apparatus Regenerative Technology, Inc.....  17,118     55,634
*   Harvard Bioscience, Inc............................  68,472    356,739
*   Health Net, Inc....................................  96,107  5,206,116
    HealthSouth Corp...................................  17,975    792,698
*   HealthStream, Inc..................................  59,755  1,688,676
*   Healthways, Inc....................................  72,925  1,503,713
    Hill-Rom Holdings, Inc.............................  87,296  4,169,257
#*  HMS Holdings Corp..................................  44,560    881,620
*   Hyperion Therapeutics, Inc.........................   2,730     69,069
*   ICU Medical, Inc...................................  20,567  1,718,990
#*  Idera Pharmaceuticals, Inc.........................  27,162    122,772
#*  Impax Laboratories, Inc............................  79,416  2,912,185
*   Infinity Pharmaceuticals, Inc......................  30,717    474,270
#*  InfuSystems Holdings, Inc..........................   3,700     10,212
*   Insys Therapeutics, Inc............................  17,000    812,260
*   Integra LifeSciences Holdings Corp.................  37,346  2,080,919
    Invacare Corp......................................  47,943    702,365
#*  IPC Healthcare, Inc................................  22,782    919,482
#*  Iridex Corp........................................   4,666     42,227
#*  Isis Pharmaceuticals, Inc..........................   5,421    371,393
    Kewaunee Scientific Corp...........................   2,000     35,880
    Kindred Healthcare, Inc............................ 105,628  1,949,893
#   Landauer, Inc......................................  10,282    287,588
#*  Lannett Co., Inc...................................  69,926  3,316,590
    LeMaitre Vascular, Inc.............................  30,196    238,850
*   LHC Group, Inc.....................................  30,542    907,708
*   LifePoint Hospitals, Inc...........................  23,747  1,549,254
#*  Ligand Pharmaceuticals, Inc. Class B...............  27,605  1,571,277
#*  Luminex Corp.......................................  18,003    317,753
*   Magellan Health, Inc...............................  41,264  2,480,792
#*  Mallinckrodt P.L.C.................................  29,265  3,101,797
*   Masimo Corp........................................  37,662    961,134
*   MedAssets, Inc.....................................  60,683  1,123,242
o*  MedCath Corp.......................................  41,900         --
#*  Medicines Co. (The)................................  98,973  2,837,556
*   MediciNova, Inc....................................  10,669     40,329
*   Merge Healthcare, Inc..............................  13,929     51,537
#   Meridian Bioscience, Inc...........................  16,654    288,114

                                     1333

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Health Care -- (Continued)
*   Merit Medical Systems, Inc.........................  57,000 $  873,810
*   Misonix, Inc.......................................   1,809     24,186
#*  Molina Healthcare, Inc.............................  72,840  3,708,284
*   Momenta Pharmaceuticals, Inc.......................   3,105     33,441
*   MWI Veterinary Supply, Inc.........................  14,870  2,820,393
#*  Myriad Genetics, Inc...............................  58,920  2,204,786
#   National Healthcare Corp...........................  22,690  1,428,789
#   National Research Corp. Class A....................  35,889    497,063
#   National Research Corp. Class B....................   5,881    203,189
*   Natus Medical, Inc.................................  81,179  3,052,330
*   Neogen Corp........................................  29,435  1,356,953
#*  NuVasive, Inc......................................  52,223  2,418,969
*   Omnicell, Inc......................................  93,919  2,989,442
#*  Opko Health, Inc................................... 219,971  2,668,248
*   OraSure Technologies, Inc..........................  59,769    549,277
*   Orthofix International NV..........................  15,301    466,681
#   Owens & Minor, Inc.................................  83,196  2,847,799
#*  Pacific Biosciences of California, Inc.............  18,778    150,975
*   Pain Therapeutics, Inc.............................  18,903     37,239
    Paratek Pharmaceuticals, Inc.......................   2,676     66,097
*   PAREXEL International Corp.........................  71,310  4,347,058
#*  PDI, Inc...........................................  33,451     52,184
#   PDL BioPharma, Inc................................. 150,411  1,096,496
#*  Pernix Therapeutics Holdings, Inc..................   8,174     67,926
*   PharMerica Corp....................................  58,383  1,343,393
#*  PhotoMedex, Inc....................................   5,306      9,975
#*  Pozen, Inc.........................................  61,368    424,053
*   Prestige Brands Holdings, Inc...................... 110,081  3,771,375
*   Progenics Pharmaceuticals, Inc.....................  37,511    224,316
*   Providence Service Corp. (The).....................  33,131  1,292,109
#*  pSivida Corp.......................................   1,119      4,331
    Quality Systems, Inc...............................  36,864    600,515
#*  Quidel Corp........................................  56,818  1,337,496
*   RadNet, Inc........................................  72,814    574,502
*   Receptos, Inc......................................   1,133    124,823
#*  Repligen Corp......................................  80,227  1,948,714
*   RTI Surgical, Inc.................................. 134,982    602,020
#*  Sagent Pharmaceuticals, Inc........................  19,713    506,033
*   Sciclone Pharmaceuticals, Inc...................... 141,394  1,043,488
    Select Medical Holdings Corp....................... 153,583  2,076,442
    Span-America Medical Systems, Inc..................   5,507     94,720
#*  Spectrum Pharmaceuticals, Inc......................  68,193    477,351
#*  Staar Surgical Co..................................   3,709     22,254
    STERIS Corp........................................  61,168  3,989,377
#*  Sucampo Pharmaceuticals, Inc. Class A..............  33,713    507,718
#*  SurModics, Inc.....................................  42,438    972,679
*   Symmetry Surgical, Inc.............................  21,650    155,880
*   Targacept, Inc.....................................  12,973     32,562
*   Team Health Holdings, Inc..........................  30,007  1,551,362
*   Thoratec Corp......................................  41,004  1,471,634
*   Tornier NV.........................................  28,135    680,023
*   Triple-S Management Corp. Class B..................  34,722    836,106
*   Universal American Corp............................ 123,996  1,119,684

                                     1334

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Health Care -- (Continued)
    US Physical Therapy, Inc...........................  29,093 $  1,128,517
#   Utah Medical Products, Inc.........................   8,858      502,160
*   Vascular Solutions, Inc............................  36,394      992,100
*   VCA, Inc...........................................  94,753    4,936,631
#*  WellCare Health Plans, Inc.........................  34,355    2,502,762
    West Pharmaceutical Services, Inc..................  57,166    2,818,855
*   Wright Medical Group, Inc..........................  50,337    1,228,726
#*  XenoPort, Inc......................................   5,806       48,364
                                                                ------------
Total Health Care......................................          203,746,387
                                                                ------------
Industrials -- (14.5%)
#   AAON, Inc.......................................... 102,100    2,226,801
    AAR Corp...........................................  61,984    1,776,461
    ABM Industries, Inc................................  65,991    1,905,160
    Acacia Research Corp...............................  40,041      501,313
*   ACCO Brands Corp...................................  85,109      674,063
*   Accuride Corp......................................  35,001      154,004
    Aceto Corp.........................................  70,011    1,358,213
    Acme United Corp...................................   9,349      177,631
    Actuant Corp. Class A.............................. 106,448    2,460,013
#*  Adept Technology, Inc..............................  19,544      181,759
#*  Advisory Board Co. (The)...........................  38,826    1,820,163
*   Aegion Corp........................................  68,967    1,056,574
*   AeroCentury Corp...................................     761        6,164
*   Aerovironment, Inc.................................  56,051    1,434,345
*   Air Transport Services Group, Inc.................. 123,338    1,027,406
    Alamo Group, Inc...................................  26,675    1,201,709
    Alaska Air Group, Inc..............................  71,514    4,853,655
    Albany International Corp. Class A.................  37,992    1,296,667
#   Allegiant Travel Co................................  21,587    3,913,075
#   Alliant Techsystems, Inc...........................   9,545    1,243,809
    Allied Motion Technologies, Inc....................   3,693       82,797
    Altra Industrial Motion Corp.......................  65,956    1,685,176
*   AMERCO.............................................  24,871    7,115,842
#*  Ameresco, Inc. Class A.............................  18,225      106,252
#   American Railcar Industries, Inc...................  53,313    2,676,313
#   American Science & Engineering, Inc................  11,062      513,277
#*  American Superconductor Corp.......................  16,965       11,876
*   American Woodmark Corp.............................  32,851    1,351,162
*   AMREP Corp.........................................   2,776       10,549
    AO Smith Corp......................................  19,500    1,158,495
    Apogee Enterprises, Inc............................  71,177    3,079,117
    Applied Industrial Technologies, Inc...............  65,079    2,631,144
*   ARC Document Solutions, Inc........................  78,737      722,018
#   ArcBest Corp.......................................  53,407    1,989,945
    Argan, Inc.........................................  28,276      859,873
*   Armstrong World Industries, Inc....................  15,072      764,150
#*  Arotech Corp.......................................  20,131       45,899
#   Astec Industries, Inc..............................  26,906      956,777
*   Astronics Corp.....................................  24,715    1,376,378
#*  Astronics Corp. Class B............................  10,735      601,160
#*  Atlas Air Worldwide Holdings, Inc..................  31,014    1,401,833
*   Avalon Holdings Corp. Class A......................   1,400        4,242

                                     1335

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
*   Avis Budget Group, Inc............................. 130,275 $7,466,060
    AZZ, Inc...........................................  40,042  1,689,372
#   Baltic Trading, Ltd................................  33,977     55,043
    Barnes Group, Inc..................................  66,871  2,297,019
#   Barrett Business Services, Inc.....................  23,882    731,983
*   Beacon Roofing Supply, Inc.........................  60,066  1,422,964
*   Blount International, Inc.......................... 105,251  1,631,391
*   BlueLinx Holdings, Inc.............................  43,700     45,448
    Brady Corp. Class A................................  41,471  1,085,296
*   Breeze-Eastern Corp................................  18,372    184,639
#   Briggs & Stratton Corp.............................  78,708  1,449,014
    Brink's Co. (The)..................................  41,960    940,324
#*  Builders FirstSource, Inc..........................  34,098    201,860
*   CAI International, Inc.............................  41,733    875,141
*   Casella Waste Systems, Inc. Class A................  36,688    139,781
#*  CBIZ, Inc.......................................... 114,558    948,540
    CDI Corp...........................................  34,161    580,395
    Ceco Environmental Corp............................  47,101    646,226
    Celadon Group, Inc.................................  55,816  1,330,095
*   Chart Industries, Inc..............................  32,460    925,110
    Chicago Rivet & Machine Co.........................     700     21,364
    CIRCOR International, Inc..........................  26,115  1,289,820
    Civeo Corp.........................................  14,939     43,771
#*  Colfax Corp........................................  27,255  1,234,924
    Columbus McKinnon Corp.............................  43,758  1,096,138
    Comfort Systems USA, Inc...........................  78,575  1,308,274
*   Command Security Corp..............................  15,882     35,099
*   Commercial Vehicle Group, Inc......................  41,977    232,133
    Compx International, Inc...........................   2,107     22,735
    Con-way, Inc.......................................  66,229  2,713,402
    Corporate Executive Board Co. (The)................  33,037  2,263,695
    Courier Corp.......................................  24,537    575,883
#   Covanta Holding Corp............................... 130,358  2,664,518
*   Covenant Transportation Group, Inc. Class A........  30,377    859,669
#*  CPI Aerostructures, Inc............................  16,210    190,468
*   CRA International, Inc.............................  22,109    652,879
*   CTPartners Executive Search, Inc...................   4,360     23,893
    Cubic Corp.........................................  31,942  1,670,247
    Curtiss-Wright Corp................................  61,113  4,065,848
    Deluxe Corp........................................  58,457  3,795,613
*   DigitalGlobe, Inc.................................. 114,420  3,076,754
    Douglas Dynamics, Inc..............................  49,881  1,007,097
*   Ducommun, Inc......................................  25,784    669,610
*   DXP Enterprises, Inc...............................  31,485  1,291,515
*   Dycom Industries, Inc..............................  72,056  2,220,045
    Dynamic Materials Corp.............................  29,192    413,359
*   Eagle Bulk Shipping, Inc...........................      20        205
    Eastern Co. (The)..................................   4,559     86,256
#*  Echo Global Logistics, Inc.........................  39,007  1,029,785
    Ecology and Environment, Inc. Class A..............     920      9,016
    EMCOR Group, Inc...................................  61,321  2,474,916
    Encore Wire Corp...................................  41,411  1,268,419
#*  Energy Recovery, Inc...............................  67,143    221,572

                                     1336

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
#   EnerSys............................................  63,999 $3,736,262
*   Engility Holdings, Inc.............................  12,249    488,735
    Ennis, Inc.........................................  51,499    686,997
*   EnPro Industries, Inc..............................  41,842  2,482,486
    EnviroStar, Inc....................................     837      1,992
    ESCO Technologies, Inc.............................  29,976  1,079,736
    Espey Manufacturing & Electronics Corp.............   5,593    149,948
*   Esterline Technologies Corp........................  48,126  5,394,443
    Exelis, Inc........................................  55,832    955,286
    Exponent, Inc......................................  20,601  1,650,964
    Federal Signal Corp................................ 148,867  2,273,199
    Forward Air Corp...................................  30,935  1,388,982
*   Franklin Covey Co..................................  41,060    741,954
#   Franklin Electric Co., Inc.........................  55,997  1,915,657
    FreightCar America, Inc............................  27,558    643,204
*   FTI Consulting, Inc................................  55,639  2,262,838
#*  Fuel Tech, Inc.....................................  34,276    110,711
*   Furmanite Corp.....................................  79,194    580,492
    G&K Services, Inc. Class A.........................  28,477  1,996,238
    GATX Corp..........................................  49,628  2,836,240
*   Gencor Industries, Inc.............................  10,941    100,110
#*  GenCorp, Inc.......................................  97,290  1,634,472
#*  Generac Holdings, Inc..............................  47,280  2,068,027
#   General Cable Corp.................................  62,794    718,363
*   Gibraltar Industries, Inc..........................  65,935    998,256
#   Global Power Equipment Group, Inc..................  10,771    132,806
#*  Goldfield Corp. (The)..............................  21,370     48,510
#   Gorman-Rupp Co. (The)..............................  35,697  1,017,721
*   GP Strategies Corp.................................  44,418  1,482,673
*   GrafTech International, Ltd........................  54,395    197,454
    Graham Corp........................................  19,937    412,497
    Granite Construction, Inc..........................  50,082  1,706,795
*   Great Lakes Dredge & Dock Corp..................... 133,045  1,033,760
#   Greenbrier Cos., Inc. (The)........................  60,056  3,118,708
    Griffon Corp.......................................  91,355  1,342,005
    H&E Equipment Services, Inc........................  78,528  1,377,381
    Hardinge, Inc......................................  17,812    203,235
    Harsco Corp........................................  67,484    996,064
#*  Hawaiian Holdings, Inc............................. 137,064  2,664,524
*   HC2 Holdings, Inc..................................   4,226     31,526
#   Healthcare Services Group, Inc.....................  42,258  1,331,550
#   Heartland Express, Inc.............................  99,376  2,552,969
#   HEICO Corp.........................................  24,786  1,504,014
    HEICO Corp. Class A................................  53,676  2,531,897
    Heidrick & Struggles International, Inc............  39,264    870,090
*   Heritage-Crystal Clean, Inc........................     488      6,222
    Herman Miller, Inc.................................  63,692  1,850,253
    Hexcel Corp........................................   9,359    413,949
*   Hill International, Inc............................  44,249    169,031
    Hillenbrand, Inc...................................  61,433  1,929,611
    HNI Corp...........................................  42,854  2,110,560
    Houston Wire & Cable Co............................  35,815    396,472
*   Hub Group, Inc. Class A............................  69,570  2,323,638

                                     1337

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
*   Hudson Global, Inc.................................  29,507 $   72,292
    Huntington Ingalls Industries, Inc.................  10,698  1,247,387
    Hurco Cos., Inc....................................  16,988    595,939
*   Huron Consulting Group, Inc........................  30,762  2,313,918
    Hyster-Yale Materials Handling, Inc................  17,600  1,102,640
*   ICF International, Inc.............................  44,438  1,660,204
#*  InnerWorkings, Inc.................................  67,880    348,224
*   Innovative Solutions & Support, Inc................  19,757     77,843
    Insperity, Inc.....................................  28,515  1,195,919
    Insteel Industries, Inc............................  33,274    679,455
*   Integrated Electrical Services, Inc................  19,021    139,044
    Interface, Inc..................................... 122,955  1,931,623
#   International Shipholding Corp.....................   6,743    113,013
#   Intersections, Inc.................................  22,069     75,476
#*  JetBlue Airways Corp............................... 324,746  5,452,485
    John Bean Technologies Corp........................  62,171  1,876,942
    Kadant, Inc........................................  23,091    917,636
#   Kaman Corp.........................................  36,928  1,404,003
    Kelly Services, Inc. Class A.......................  45,408    767,395
*   Key Technology, Inc................................  12,633    161,702
    Kforce, Inc........................................  80,120  1,874,808
    Kimball International, Inc. Class B................  69,489    602,470
    Knight Transportation, Inc......................... 106,519  3,034,726
#   Knightsbridge Shipping, Ltd........................   1,700      6,817
    Knoll, Inc.........................................  47,423    971,697
*   Korn/Ferry International...........................  66,149  1,885,247
*   Kratos Defense & Security Solutions, Inc...........  90,208    438,411
    Landstar System, Inc...............................  27,292  1,748,871
*   Lawson Products, Inc...............................  16,912    416,035
#*  Layne Christensen Co...............................  24,278    196,409
    LB Foster Co. Class A..............................  18,795    891,071
#   Lindsay Corp.......................................  14,054  1,214,547
*   LMI Aerospace, Inc.................................  16,497    234,257
    LS Starrett Co. (The) Class A......................   7,065    152,392
    LSI Industries, Inc................................  24,874    182,575
*   Lydall, Inc........................................  40,300  1,110,265
*   Magnetek, Inc......................................   3,710    146,619
#   Manitowoc Co., Inc. (The).......................... 108,200  2,023,340
    Marten Transport, Ltd..............................  79,047  1,616,511
#*  MasTec, Inc........................................  95,280  1,764,586
    Matson, Inc........................................  47,339  1,645,030
    Matthews International Corp. Class A...............  40,680  1,884,704
    McGrath RentCorp...................................  31,476    956,241
*   Meritor, Inc....................................... 211,452  2,706,586
*   Mfri, Inc..........................................  11,947     66,664
*   Middleby Corp. (The)...............................  49,527  4,706,056
    Miller Industries, Inc.............................  27,120    547,824
*   Mistras Group, Inc.................................  34,496    693,370
    Mobile Mini, Inc...................................  63,983  2,322,583
*   Moog, Inc. Class A.................................  40,345  2,836,254
*   Moog, Inc. Class B.................................     488     34,272
*   MRC Global, Inc....................................  19,189    207,433
    MSA Safety, Inc....................................  40,012  1,746,924

                                     1338

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
    Mueller Industries, Inc............................  86,394 $2,711,908
    Mueller Water Products, Inc. Class A............... 218,949  2,239,848
#   Multi-Color Corp...................................  32,495  1,891,859
*   MYR Group, Inc.....................................  49,036  1,227,371
#   National Presto Industries, Inc....................   7,876    496,188
*   Navigant Consulting, Inc...........................  65,117    939,638
*   NCI Building Systems, Inc..........................  17,046    263,020
    NL Industries, Inc................................. 118,497    830,664
    NN, Inc............................................  44,380  1,022,959
*   Nortek, Inc........................................     344     26,258
*   Northwest Pipe Co..................................  21,199    507,292
*   NV5 Holdings, Inc..................................     341      4,041
#   Omega Flex, Inc....................................  20,621    646,881
*   On Assignment, Inc................................. 101,799  3,576,199
*   Orbital Sciences Corp..............................  60,072  1,687,422
*   Orion Energy Systems, Inc..........................  49,736    225,304
*   Orion Marine Group, Inc............................  29,209    266,678
*   PAM Transportation Services, Inc...................  20,605  1,193,030
    Park-Ohio Holdings Corp............................  31,470  1,681,442
*   Patrick Industries, Inc............................  23,275  1,000,825
*   Pendrell Corp......................................  17,647     22,941
#*  Performant Financial Corp..........................  56,538    280,428
*   PGT, Inc........................................... 114,940    987,335
#*  PMFG, Inc..........................................   8,266     39,759
#*  Polypore International, Inc........................     309     13,818
    Powell Industries, Inc.............................  27,801  1,084,517
#*  PowerSecure International, Inc.....................  37,226    349,924
    Preformed Line Products Co.........................   6,300    301,203
#   Primoris Services Corp.............................  51,500    967,170
    Providence and Worcester Railroad Co...............   1,886     34,797
    Quad/Graphics, Inc.................................   9,496    190,300
*   Quality Distribution, Inc..........................  55,291    461,127
    Quanex Building Products Corp......................  55,605  1,047,042
#*  Radiant Logistics, Inc.............................   4,100     19,721
#   Raven Industries, Inc..............................  53,263  1,141,959
    RBC Bearings, Inc..................................  26,304  1,526,684
    RCM Technologies, Inc..............................  22,513    133,277
    Regal-Beloit Corp..................................     160     11,016
*   Republic Airways Holdings, Inc..................... 114,916  1,581,244
    Resources Connection, Inc..........................  91,168  1,522,506
*   Rexnord Corp.......................................  74,821  1,851,820
*   Roadrunner Transportation Systems, Inc.............  49,060    996,899
*   RPX Corp...........................................  30,369    375,057
#   RR Donnelley & Sons Co.............................  24,359    401,193
*   Rush Enterprises, Inc. Class A.....................  44,647  1,250,116
*   Rush Enterprises, Inc. Class B.....................  18,930    513,950
*   Saia, Inc..........................................  61,297  2,581,217
*   Servotronics, Inc..................................   4,083     26,131
#   SIFCO Industries, Inc..............................  12,202    353,736
    Simpson Manufacturing Co., Inc.....................  66,186  2,160,311
    SkyWest, Inc.......................................  58,064    728,703
*   SL Industries, Inc.................................  14,437    617,182
*   SP Plus Corp.......................................  27,963    624,134

                                     1339

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
*   Sparton Corp.......................................  25,636 $  601,933
*   Spirit Airlines, Inc...............................   9,093    674,155
*   Standard Register Co. (The)........................   7,284     11,436
    Standex International Corp.........................  32,398  2,270,776
    Steelcase, Inc. Class A............................ 164,056  2,769,265
*   Sterling Construction Co., Inc.....................  15,792     54,798
#   Sun Hydraulics Corp................................  36,421  1,319,897
    Supreme Industries, Inc. Class A...................   6,592     50,824
#*  Swift Transportation Co............................  91,199  2,241,671
    TAL International Group, Inc.......................  44,657  1,815,307
#*  Taser International, Inc........................... 117,616  3,176,808
*   Team, Inc..........................................  41,632  1,587,844
*   Tecumseh Products Co...............................  14,077     49,833
*   Teledyne Technologies, Inc.........................  14,770  1,403,741
    Tennant Co.........................................  19,155  1,249,098
    Tetra Tech, Inc....................................  77,073  1,774,991
#   Textainer Group Holdings, Ltd......................  44,841  1,471,233
*   Thermon Group Holdings, Inc........................  17,716    362,292
#   Titan International, Inc...........................  74,131    662,731
#*  Titan Machinery, Inc...............................  33,819    477,862
    Toro Co. (The).....................................   7,915    513,763
*   TRC Cos., Inc......................................  47,541    328,508
#*  Trex Co., Inc......................................  52,216  2,220,746
*   Trimas Corp........................................  57,015  1,538,835
#   Triumph Group, Inc.................................  39,894  2,276,352
*   TrueBlue, Inc......................................  77,214  1,703,341
*   Tutor Perini Corp..................................  71,406  1,550,224
    Twin Disc, Inc.....................................  24,798    399,248
*   Ultralife Corp.....................................  13,852     46,404
    UniFirst Corp......................................  20,066  2,330,265
#   United Stationers, Inc.............................  55,448  2,235,109
    Universal Forest Products, Inc.....................  27,012  1,352,221
#   Universal Truckload Services, Inc..................  30,588    720,653
#   US Ecology, Inc....................................  44,741  1,854,962
#*  USA Truck, Inc.....................................  22,813    634,201
#*  UTi Worldwide, Inc................................. 123,716  1,468,509
*   Vectrus, Inc.......................................   3,101     86,332
*   Versar, Inc........................................  17,038     51,966
    Viad Corp..........................................  43,595  1,176,193
#*  Vicor Corp.........................................  24,406    262,853
*   Virco Manufacturing Corp...........................   6,861     16,466
#   VSE Corp...........................................   7,747    560,650
#*  Wabash National Corp............................... 111,737  1,393,360
    Watsco, Inc. Class B...............................   1,348    151,077
    Watts Water Technologies, Inc. Class A.............  49,357  2,893,801
    Werner Enterprises, Inc............................ 108,334  3,090,769
#*  Wesco Aircraft Holdings, Inc.......................  29,216    380,977
    West Corp..........................................  19,956    652,561
*   Willdan Group, Inc.................................   8,504    118,971
*   Willis Lease Finance Corp..........................  11,622    240,111
#   Woodward, Inc......................................  22,143    987,799
#*  Xerium Technologies, Inc...........................   4,817     74,134
#*  XPO Logistics, Inc.................................  53,895  1,982,797

                                     1340

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Industrials -- (Continued)
*   YRC Worldwide, Inc.................................   2,284 $     36,224
                                                                ------------
Total Industrials......................................          361,231,046
                                                                ------------
Information Technology -- (14.7%)
#*  ACI Worldwide, Inc................................. 104,926    1,937,983
*   Actua Corp.........................................  91,159    1,467,660
*   Acxiom Corp........................................  84,993    1,546,873
*   ADDvantage Technologies Group, Inc.................   5,406       12,542
#   ADTRAN, Inc........................................  85,415    1,888,526
*   Advanced Energy Industries, Inc....................  84,045    2,017,080
#   Advent Software, Inc...............................  66,699    2,791,353
*   Agilysys, Inc......................................  31,259      324,468
    Alliance Fiber Optic Products, Inc.................     107        1,549
*   Alpha & Omega Semiconductor, Ltd...................  10,275       90,112
    American Software, Inc. Class A....................  55,346      458,818
*   Amkor Technology, Inc.............................. 179,216    1,138,022
*   Amtech Systems, Inc................................  20,021      163,572
*   Anixter International, Inc.........................  27,653    2,083,930
*   AOL, Inc...........................................  69,740    3,016,255
*   ARRIS Group, Inc................................... 138,906    3,642,115
*   Aspen Technology, Inc..............................  18,271      645,788
    Astro-Med, Inc.....................................   5,157       75,473
*   AVG Technologies NV................................  47,894      947,343
*   Aviat Networks, Inc................................  58,898       75,389
*   Avid Technology, Inc...............................  50,657      656,515
    AVX Corp...........................................  17,748      229,482
    Aware, Inc.........................................  31,813      155,247
*   Axcelis Technologies, Inc..........................  96,299      231,118
*   AXT, Inc...........................................  85,556      237,846
    Badger Meter, Inc..................................  31,786    1,902,710
    Bel Fuse, Inc. Class A.............................   3,911       80,958
    Bel Fuse, Inc. Class B.............................  12,940      304,349
    Belden, Inc........................................  43,692    3,623,814
*   Benchmark Electronics, Inc.........................  66,556    1,612,652
    Black Box Corp.....................................  15,518      326,033
    Blackbaud, Inc.....................................  38,705    1,691,796
#*  Blackhawk Network Holdings, Inc....................     710       23,686
*   Blackhawk Network Holdings, Inc. Class B...........  20,410      675,775
*   Blucora, Inc.......................................  98,115    1,326,515
    Booz Allen Hamilton Holding Corp...................  37,228    1,083,707
*   Bottomline Technologies de, Inc....................  37,887      938,461
*   BroadVision, Inc...................................   4,587       27,660
    Brooks Automation, Inc............................. 102,899    1,328,426
*   Bsquare Corp.......................................  21,382       94,722
*   BTU International, Inc.............................   4,628       12,172
*   Cabot Microelectronics Corp........................  36,053    1,781,379
*   CACI International, Inc. Class A...................  38,019    3,216,027
#*  CalAmp Corp........................................  87,846    1,573,322
*   Calix, Inc.........................................  84,539      811,574
#*  Cardtronics, Inc...................................  50,333    1,691,692
*   Cascade Microtech, Inc.............................  21,105      284,073
#   Cass Information Systems, Inc......................  23,268    1,019,604
*   Ceva, Inc..........................................  37,919      694,297

                                     1341

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   Checkpoint Systems, Inc............................  51,880 $  672,365
#*  ChyronHego Corp....................................   1,300      3,634
*   Ciber, Inc.........................................  95,742    309,247
#*  Ciena Corp.........................................   2,685     49,726
*   Cimpress NV........................................  35,640  2,870,802
#*  Cirrus Logic, Inc.................................. 109,053  2,889,904
#*  Clearfield, Inc....................................  30,926    364,308
*   Cognex Corp........................................  79,688  2,928,534
*   Coherent, Inc......................................  24,662  1,526,085
    Cohu, Inc..........................................  54,623    618,879
o*  Commerce One, LLC..................................   1,966         --
    Communications Systems, Inc........................  19,815    203,104
*   CommVault Systems, Inc.............................   2,352    102,500
    Computer Task Group, Inc...........................  38,466    311,190
#*  comScore, Inc......................................  11,035    458,615
    Comtech Telecommunications Corp....................  31,096  1,027,412
*   Comverse, Inc......................................  11,626    200,316
    Concurrent Computer Corp...........................  18,853    118,774
*   Constant Contact, Inc..............................  43,288  1,637,152
#   Convergys Corp..................................... 170,395  3,264,768
*   CoreLogic, Inc.....................................  88,141  2,926,281
#*  CoStar Group, Inc..................................   4,700    867,197
*   Covisint Corp......................................  17,280     38,362
#*  Cray, Inc..........................................  93,041  3,022,902
#*  Crexendo, Inc......................................   1,703      2,435
#   CSG Systems International, Inc.....................  71,089  1,743,102
    CSP, Inc...........................................   1,770     12,532
    CTS Corp...........................................  68,434  1,094,944
*   CyberOptics Corp...................................  22,727    247,952
    Daktronics, Inc....................................  87,162  1,079,066
*   Datalink Corp......................................  46,119    523,912
#*  Dealertrack Technologies, Inc......................  73,725  2,963,745
*   Dice Holdings, Inc................................. 130,262  1,077,267
#   Diebold, Inc.......................................  45,528  1,420,474
*   Digi International, Inc............................  38,986    372,316
#   Digimarc Corp......................................  16,843    455,098
#*  Digital River, Inc.................................  45,468  1,160,798
*   Diodes, Inc........................................  49,542  1,309,395
*   Dot Hill Systems Corp.............................. 124,881    520,754
*   DSP Group, Inc.....................................  51,799    569,271
*   DTS, Inc...........................................  39,711  1,100,789
    EarthLink Holdings Corp............................ 126,746    534,868
#   Ebix, Inc..........................................  42,888    979,991
*   Echelon Corp.......................................   5,400      7,560
*   Edgewater Technology, Inc..........................  10,739     75,710
    Electro Rent Corp..................................  54,792    706,269
    Electro Scientific Industries, Inc.................  29,232    183,285
*   Electronics for Imaging, Inc.......................  66,927  2,586,729
#*  Ellie Mae, Inc.....................................  22,063    976,067
#*  eMagin Corp........................................  18,056     53,265
*   Emcore Corp........................................  30,392    157,127
*   Emulex Corp........................................ 118,182    739,819
#*  EnerNOC, Inc.......................................  68,005  1,171,046

                                     1342

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   Entegris, Inc...................................... 123,768 $1,608,984
#*  Entropic Communications, Inc....................... 110,837    287,068
*   Envestnet, Inc.....................................  21,270  1,094,767
*   EPAM Systems, Inc..................................  39,497  1,932,588
    EPIQ Systems, Inc..................................  66,890  1,167,230
*   ePlus, Inc.........................................  19,530  1,317,103
*   Euronet Worldwide, Inc.............................  57,470  2,608,563
*   Exar Corp.......................................... 109,176    984,768
*   ExlService Holdings, Inc...........................  35,150  1,032,707
*   Extreme Networks, Inc.............................. 210,988    620,305
*   Fabrinet...........................................  38,010    620,703
    Fair Isaac Corp....................................  47,990  3,424,086
*   Fairchild Semiconductor International, Inc......... 209,664  3,218,342
#*  FARO Technologies, Inc.............................  32,318  1,788,801
#   FEI Co.............................................  43,300  3,560,126
#*  Finisar Corp.......................................  83,519  1,515,035
*   FormFactor, Inc.................................... 110,489    834,192
    Forrester Research, Inc............................  38,204  1,441,819
*   Frequency Electronics, Inc.........................  19,508    222,489
*   Global Cash Access Holdings, Inc................... 164,108  1,084,754
    Globalscape, Inc...................................  12,700     29,464
*   GSE Systems, Inc...................................  33,450     55,527
*   GSI Group, Inc.....................................  65,199    861,931
*   GSI Technology, Inc................................  38,850    196,581
*   GTT Communications, Inc............................   1,102     12,684
#*  Guidance Software, Inc.............................   4,326     28,379
    Hackett Group, Inc. (The)..........................  96,523    731,644
*   Harmonic, Inc...................................... 147,728  1,130,119
#   Heartland Payment Systems, Inc.....................  47,898  2,383,883
*   Higher One Holdings, Inc...........................  22,515     74,525
#*  Hutchinson Technology, Inc.........................  63,415    221,318
*   ID Systems, Inc....................................  23,495    154,832
*   Identiv, Inc.......................................   9,116    114,953
*   IEC Electronics Corp...............................  18,692     83,740
*   iGATE Corp.........................................  91,369  3,234,463
*   II-VI, Inc.........................................  70,886  1,218,530
*   Imation Corp.......................................  41,849    157,352
*   Immersion Corp.....................................  30,473    286,751
#*  Infinera Corp......................................  75,164  1,211,644
*   Innodata, Inc......................................  49,027    140,217
#*  Inphi Corp.........................................  31,556    618,498
*   Insight Enterprises, Inc...........................  61,539  1,456,628
*   Integrated Device Technology, Inc.................. 216,250  3,955,212
    Integrated Silicon Solution, Inc...................  68,979  1,109,182
#*  Intellicheck Mobilisa, Inc.........................     764      1,123
#*  Interactive Intelligence Group, Inc................  13,637    553,117
#   InterDigital, Inc..................................  36,807  1,839,614
#*  Internap Corp...................................... 124,537  1,048,602
*   Interphase Corp....................................  11,055     22,773
    Intersil Corp. Class A............................. 206,754  2,958,650
*   Intevac, Inc.......................................  26,435    171,827
*   IntraLinks Holdings, Inc...........................  34,942    372,482
*   IntriCon Corp......................................  16,201    119,887

                                     1343

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
#*  IPG Photonics Corp.................................   3,925 $  292,962
*   Iteris, Inc........................................  41,957     75,523
#*  Itron, Inc.........................................  49,841  1,854,584
*   Ixia...............................................  90,599    918,674
    IXYS Corp..........................................  67,866    766,886
#   j2 Global, Inc.....................................  52,240  3,000,666
#*  JDS Uniphase Corp.................................. 122,469  1,487,998
#*  Kemet Corp.........................................  53,160    202,008
*   Key Tronic Corp....................................  24,643    227,208
*   Kimball Electronics, Inc...........................  52,116    530,541
#*  Knowles Corp.......................................  26,378    559,477
#*  Kopin Corp......................................... 142,534    520,249
*   Kulicke & Soffa Industries, Inc.................... 133,042  2,018,247
*   KVH Industries, Inc................................  36,615    443,041
*   Lattice Semiconductor Corp......................... 253,404  1,806,771
#   Lexmark International, Inc. Class A................ 122,185  4,876,403
*   LGL Group, Inc. (The)..............................   1,474      5,601
*   Limelight Networks, Inc............................  99,889    265,705
*   Lionbridge Technologies, Inc.......................  85,098    423,788
#*  Liquidity Services, Inc............................  43,203    334,391
    Littelfuse, Inc....................................  28,600  2,823,964
#*  LoJack Corp........................................  42,858     90,859
*   M/A-COM Technology Solutions Holdings, Inc.........   1,379     44,831
*   Magnachip Semiconductor Corp.......................  50,393    724,651
*   Manhattan Associates, Inc.......................... 103,202  4,606,937
#   ManTech International Corp. Class A................  30,470    991,189
    Marchex, Inc. Class B..............................  23,507     89,562
#*  Mattersight Corp...................................   8,111     45,016
*   Mattson Technology, Inc............................  45,629    150,119
    MAXIMUS, Inc.......................................  67,242  3,746,724
*   MaxLinear, Inc. Class A............................  11,469     92,325
#*  Maxwell Technologies, Inc..........................  46,285    368,429
    Mentor Graphics Corp............................... 201,941  4,646,662
*   Mercury Systems, Inc...............................  56,104    885,321
#   Mesa Laboratories, Inc.............................   6,345    483,299
    Methode Electronics, Inc...........................  97,435  3,524,224
    Micrel, Inc........................................ 103,441  1,455,415
*   Microsemi Corp..................................... 104,914  2,922,904
*   MicroStrategy, Inc. Class A........................   3,200    517,120
    MKS Instruments, Inc...............................  73,363  2,568,439
    MOCON, Inc.........................................  11,568    200,705
#*  ModusLink Global Solutions, Inc....................  35,683    128,816
    Monolithic Power Systems, Inc......................  67,412  3,201,396
    Monotype Imaging Holdings, Inc.....................  71,866  2,108,548
#*  Monster Worldwide, Inc............................. 138,427    571,704
#*  MoSys, Inc.........................................  38,060     76,501
    MTS Systems Corp...................................  22,247  1,608,013
*   Multi-Fineline Electronix, Inc.....................  22,279    289,850
*   Nanometrics, Inc...................................  50,010    777,155
*   NAPCO Security Technologies, Inc...................  15,267     75,877
*   NCI, Inc. Class A..................................   8,385    103,303
*   NeoPhotonics Corp..................................   4,257     12,771
*   NETGEAR, Inc.......................................  49,345  1,666,381

                                     1344

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
#*  Netscout Systems, Inc..............................  74,333 $ 2,668,555
*   Newport Corp.......................................  72,656   1,345,589
    NIC, Inc...........................................  31,613     519,085
#*  Novatel Wireless, Inc..............................  66,411     350,650
#*  Numerex Corp. Class A..............................  34,182     358,227
*   OmniVision Technologies, Inc....................... 100,115   2,707,110
#*  Onvia, Inc.........................................   3,803      17,608
    Optical Cable Corp.................................  17,561      91,493
*   OSI Systems, Inc...................................  29,110   2,037,118
#*  Pandora Media, Inc.................................  58,392     969,307
*   PAR Technology Corp................................   8,112      46,563
    Park Electrochemical Corp..........................  33,564     728,674
    PC Connection, Inc.................................  61,775   1,467,156
    PC-Tel, Inc........................................  38,023     319,013
*   PCM, Inc...........................................  28,324     269,078
*   PDF Solutions, Inc.................................  48,486     805,837
    Pegasystems, Inc...................................  22,711     444,454
    Perceptron, Inc....................................  24,048     257,554
*   Perficient, Inc....................................  76,350   1,374,300
*   Pericom Semiconductor Corp.........................  55,754     814,566
*   Photronics, Inc.................................... 150,307   1,262,579
#*  Planar Systems, Inc................................  37,694     275,920
    Plantronics, Inc...................................  46,900   2,149,427
*   Plexus Corp........................................  49,055   1,858,694
*   PMC-Sierra, Inc.................................... 332,377   2,938,213
*   Polycom, Inc....................................... 200,869   2,671,558
    Power Integrations, Inc............................  32,553   1,679,084
*   PRGX Global, Inc...................................  36,646     190,193
#*  Procera Networks, Inc..............................  17,756     155,898
*   Progress Software Corp.............................  77,464   1,940,473
    QAD, Inc. Class A..................................  25,004     483,577
    QAD, Inc. Class B..................................   4,173      72,235
*   QLogic Corp........................................ 111,172   1,485,258
*   Qorvo, Inc......................................... 190,519  14,073,639
*   Qualstar Corp......................................  12,400      17,608
*   QuinStreet, Inc....................................  11,713      59,971
*   Qumu Corp..........................................  18,688     265,370
*   Radisys Corp.......................................  32,588      75,604
#*  Rambus, Inc........................................  83,265     936,731
*   RealD, Inc.........................................  14,673     159,202
*   RealNetworks, Inc..................................  79,112     556,157
#*  RealPage, Inc......................................   8,327     149,969
    Reis, Inc..........................................  15,451     347,647
*   Relm Wireless Corp.................................  29,676     158,173
#*  Remark Media, Inc..................................  10,526      46,841
#   RF Industries, Ltd.................................   9,264      41,595
    Richardson Electronics, Ltd........................  28,378     265,902
*   Riverbed Technology, Inc...........................  59,203   1,218,398
*   Rofin-Sinar Technologies, Inc......................  41,245   1,110,315
*   Rogers Corp........................................  24,439   1,805,065
#*  Rosetta Stone, Inc.................................  29,088     262,374
*   Rovi Corp.......................................... 118,711   2,743,411
*   Rudolph Technologies, Inc..........................  71,086     712,993

                                     1345

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
#*  Saba Software, Inc.................................   8,099 $   78,074
*   Sanmina Corp....................................... 148,533  3,145,929
*   Sapient Corp....................................... 169,211  4,206,585
*   ScanSource, Inc....................................  35,793  1,234,143
    Science Applications International Corp............  24,051  1,173,208
*   Seachange International, Inc.......................  51,525    363,766
*   Selectica, Inc.....................................   1,042      4,814
*   Semtech Corp.......................................  66,809  1,700,957
*   Sevcon, Inc........................................   4,832     35,902
*   ShoreTel, Inc......................................  94,678    670,320
#*  Shutterstock, Inc..................................  16,746    942,632
*   Sigma Designs, Inc.................................  15,221     96,806
#*  Silicon Graphics International Corp................  22,859    215,560
*   Silicon Image, Inc................................. 177,571  1,289,165
*   Silicon Laboratories, Inc..........................  35,663  1,560,613
*   SolarWinds, Inc....................................  20,160    970,704
*   Sonus Networks, Inc................................  66,878  1,276,025
*   Spansion, Inc. Class A.............................  94,869  3,364,055
#*  Speed Commerce, Inc................................  73,810    175,668
    SS&C Technologies Holdings, Inc....................  31,641  1,750,697
*   Stamps.com, Inc....................................  27,639  1,259,509
*   StarTek, Inc.......................................  24,159    227,819
#*  Stratasys, Ltd.....................................  11,636    924,946
#*  SunPower Corp......................................  20,122    485,343
*   Super Micro Computer, Inc..........................  66,670  2,438,122
*   support.com, Inc...................................  67,922    133,127
*   Sykes Enterprises, Inc.............................  57,888  1,303,638
#*  Synaptics, Inc.....................................  44,317  3,403,989
#*  Synchronoss Technologies, Inc......................  36,090  1,532,742
#   SYNNEX Corp........................................  63,951  4,744,525
#*  Take-Two Interactive Software, Inc................. 108,138  3,213,861
*   Tech Data Corp.....................................  59,294  3,385,687
*   TechTarget, Inc....................................   1,800     19,890
*   TeleCommunication Systems, Inc. Class A............ 114,939    325,277
#*  Telenav, Inc.......................................  58,543    379,359
*   TeleTech Holdings, Inc.............................  62,869  1,386,890
#   Tessco Technologies, Inc...........................  19,087    432,321
    Tessera Technologies, Inc..........................  67,342  2,497,041
    TheStreet, Inc.....................................  42,666     88,745
#*  TiVo, Inc..........................................  91,439    956,452
    Transact Technologies, Inc.........................  19,291    114,781
*   Trio Tech International............................     400      1,184
*   Trulia, Inc........................................      18        768
#*  TTM Technologies, Inc..............................  85,170    591,931
*   Tyler Technologies, Inc............................  34,175  3,625,284
#*  Ultimate Software Group, Inc. (The)................   2,656    393,115
*   Ultra Clean Holdings, Inc..........................  34,122    300,274
#*  Ultratech, Inc.....................................  43,242    689,277
*   Unisys Corp........................................  67,437  1,478,893
*   United Online, Inc.................................  31,842    420,314
#*  Universal Display Corp.............................   2,968     94,560
#*  Veeco Instruments, Inc.............................  56,929  1,660,619
*   Verint Systems, Inc................................  60,864  3,248,920

                                     1346

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Information Technology -- (Continued)
#*  ViaSat, Inc........................................  50,660 $  2,848,105
*   Viasystems Group, Inc..............................  28,547      457,037
#   Vicon Industries, Inc..............................   6,594       10,221
*   Video Display Corp.................................  15,256       38,293
*   Virtusa Corp.......................................  63,293    2,370,956
#   Vishay Intertechnology, Inc........................ 228,809    3,116,379
*   Vishay Precision Group, Inc........................  22,019      366,396
    Wayside Technology Group, Inc......................  12,677      224,763
*   Web.com Group, Inc.................................  80,485    1,216,128
#*  WebMD Health Corp..................................  11,133      431,404
*   WEX, Inc...........................................   4,310      396,735
*   Xcerra Corp........................................  96,198      738,801
*   XO Group, Inc......................................  64,966    1,068,041
*   Zebra Technologies Corp. Class A...................  42,492    3,546,382
*   Zix Corp........................................... 117,982      417,656
#*  Zynga, Inc. Class A................................ 631,298    1,616,123
                                                                ------------
Total Information Technology...........................          365,968,658
                                                                ------------
Materials -- (4.3%)
    A Schulman, Inc....................................  43,571    1,518,449
*   AEP Industries, Inc................................  15,313      767,334
#*  AM Castle & Co.....................................  21,839      132,126
#   American Vanguard Corp.............................  41,179      460,381
    Ampco-Pittsburgh Corp..............................   9,011      164,000
    Axiall Corp........................................  58,890    2,605,883
    Balchem Corp.......................................  30,522    1,616,750
*   Berry Plastics Group, Inc..........................  52,540    1,776,903
*   Boise Cascade Co...................................  33,014    1,335,086
    Cabot Corp.........................................   4,508      191,184
*   Calgon Carbon Corp.................................  75,181    1,483,321
    Carpenter Technology Corp..........................  22,096      838,322
*   Century Aluminum Co................................ 151,500    3,501,165
    Chase Corp.........................................  19,295      690,761
*   Chemtura Corp...................................... 175,823    3,831,183
*   Clearwater Paper Corp..............................  25,486    1,886,474
*   Codexis, Inc.......................................  17,017       65,005
#*  Coeur Mining, Inc..................................  27,200      171,360
    Commercial Metals Co............................... 198,664    2,666,071
    Compass Minerals International, Inc................  10,366      905,988
*   Contango ORE, Inc..................................   2,399        9,596
*   Continental Materials Corp.........................     135        2,349
*   Core Molding Technologies, Inc.....................  24,525      355,613
    Deltic Timber Corp.................................  11,214      700,875
    Domtar Corp........................................  21,939      840,264
    Eagle Materials, Inc...............................  34,510    2,457,802
*   Ferro Corp......................................... 149,092    1,659,394
#*  Flotek Industries, Inc.............................  69,709    1,127,195
    Friedman Industries, Inc...........................   6,930       43,382
    FutureFuel Corp....................................  48,099      528,608
#*  General Moly, Inc..................................  69,588       41,753
    Globe Specialty Metals, Inc........................  52,967      816,751
*   Graphic Packaging Holding Co....................... 274,844    3,979,741
    Greif, Inc. Class A................................   9,980      381,236

                                     1347

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Materials -- (Continued)
    Hawkins, Inc.......................................  22,677 $  873,291
    Haynes International, Inc..........................  22,213    864,752
#   HB Fuller Co.......................................  59,352  2,442,335
*   Headwaters, Inc.................................... 117,709  1,657,343
    Hecla Mining Co....................................     518      1,704
#*  Horsehead Holding Corp.............................  89,222  1,199,144
    Innophos Holdings, Inc.............................  31,850  1,896,349
    Innospec, Inc......................................  34,689  1,369,175
#   Kaiser Aluminum Corp...............................  24,077  1,668,777
    KapStone Paper and Packaging Corp.................. 152,404  4,552,308
    KMG Chemicals, Inc.................................  27,369    572,559
    Koppers Holdings, Inc..............................  18,930    343,769
*   Kraton Performance Polymers, Inc...................  30,204    584,145
#*  Louisiana-Pacific Corp............................. 206,881  3,386,642
*   LSB Industries, Inc................................  32,790  1,024,360
    Materion Corp......................................  42,709  1,407,262
#*  Mercer International, Inc..........................  90,527  1,147,882
    Minerals Technologies, Inc.........................  61,267  4,002,573
#*  Mines Management, Inc..............................   3,686      1,880
    Myers Industries, Inc..............................  89,037  1,482,466
    Neenah Paper, Inc..................................  39,603  2,272,420
    NewMarket Corp.....................................   1,100    494,637
    Noranda Aluminum Holding Corp......................  46,487    140,856
*   Northern Technologies International Corp...........   7,993    163,337
#   Olin Corp.......................................... 103,749  2,600,987
#   Olympic Steel, Inc.................................  20,512    281,220
    OM Group, Inc......................................  39,000  1,092,000
*   OMNOVA Solutions, Inc..............................  56,050    384,503
*   Penford Corp.......................................  21,128    397,629
    PH Glatfelter Co...................................  71,213  1,628,641
    PolyOne Corp....................................... 131,230  4,670,476
    Quaker Chemical Corp...............................  33,824  2,669,390
#*  Rentech, Inc....................................... 112,285    134,742
*   Resolute Forest Products, Inc......................  23,343    396,831
*   RTI International Metals, Inc......................  42,413    945,810
    Schnitzer Steel Industries, Inc. Class A...........  38,305    646,588
    Schweitzer-Mauduit International, Inc..............  49,148  1,909,891
*   Senomyx, Inc.......................................     600      3,168
    Sensient Technologies Corp.........................  59,143  3,607,723
    Stepan Co..........................................  23,206    891,110
#*  Stillwater Mining Co............................... 126,055  1,723,172
    SunCoke Energy, Inc................................  83,916  1,267,132
    Synalloy Corp......................................  15,685    261,940
    TimkenSteel Corp...................................  18,077    488,079
*   Trecora Resources..................................  18,033    247,954
    Tredegar Corp......................................  30,500    652,395
    Tronox, Ltd. Class A...............................  29,716    628,196
    United States Lime & Minerals, Inc.................  12,780    883,737
*   Universal Stainless & Alloy Products, Inc..........  11,748    261,863
#   Wausau Paper Corp.................................. 129,988  1,320,678
    Worthington Industries, Inc........................  88,640  2,652,995

                                     1348

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                         ------- ------------
Materials -- (Continued)
     Zep, Inc...........................................  43,918 $    703,566
                                                                 ------------
Total Materials.........................................          106,454,687
                                                                 ------------
Other -- (0.0%)
o*   Allen Organ Co. Escrow Shares......................     700           --
o#*  Gerber Scientific, Inc. Escrow Shares..............  58,381           --
o*   Petrocorp, Inc. Escrow Shares......................   5,200           --
                                                                 ------------
Total Other.............................................                   --
                                                                 ------------
Real Estate Investment Trusts -- (0.0%)
#    CareTrust REIT, Inc................................   1,032       13,911
                                                                 ------------
Telecommunication Services -- (0.8%)
#*   8x8, Inc...........................................  38,147      294,113
     Atlantic Tele-Network, Inc.........................  26,846    1,783,380
#*   Boingo Wireless, Inc...............................  31,330      264,739
*    Cincinnati Bell, Inc............................... 358,897    1,051,568
     Cogent Communications Holdings, Inc................  28,779    1,066,550
#    Consolidated Communications Holdings, Inc..........  82,801    1,927,607
*    General Communication, Inc. Class A................  92,715    1,361,056
#*   Hawaiian Telcom Holdco, Inc........................   3,202       83,348
     IDT Corp. Class B..................................  47,769    1,020,346
     Inteliquent, Inc...................................  62,812    1,056,498
#*   Intelsat SA........................................   2,094       32,981
#*   Iridium Communications, Inc........................ 112,323      955,869
     Lumos Networks Corp................................  26,632      426,911
#    NTELOS Holdings Corp...............................  25,251      103,529
*    ORBCOMM, Inc.......................................  95,669      531,920
*    Premiere Global Services, Inc...................... 122,592    1,083,713
#    Shenandoah Telecommunications Co...................  51,590    1,532,739
     Spok Holdings, Inc.................................  49,865      853,689
*    Straight Path Communications, Inc. Class B.........  21,984      421,653
     Telephone & Data Systems, Inc......................  61,042    1,419,226
*    Vonage Holdings Corp............................... 386,922    1,625,072
                                                                 ------------
Total Telecommunication Services........................           18,896,507
                                                                 ------------
Utilities -- (2.9%)
     ALLETE, Inc........................................  54,153    3,067,767
     American States Water Co...........................  51,072    2,024,494
#    Artesian Resources Corp. Class A...................  17,365      384,635
#    Avista Corp........................................  87,454    3,247,167
     Black Hills Corp...................................  62,887    3,154,412
#*   Cadiz, Inc.........................................   1,246       12,036
     California Water Service Group.....................  75,987    1,864,721
     Chesapeake Utilities Corp..........................  33,157    1,616,735
     Cleco Corp.........................................  22,755    1,236,962
     Connecticut Water Service, Inc.....................  20,421      734,339
     Consolidated Water Co., Ltd........................  22,624      245,470
     Delta Natural Gas Co., Inc.........................  17,638      374,455
*    Dynegy, Inc........................................  29,769      813,289
     El Paso Electric Co................................  56,199    2,251,332
     Empire District Electric Co. (The).................  60,281    1,836,762

                                     1349

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                      SHARES       VALUE+
                                                    ---------- --------------
Utilities -- (Continued)
      Gas Natural, Inc.............................     18,750 $      182,813
      Genie Energy, Ltd. Class B...................     42,916        269,083
      Hawaiian Electric Industries, Inc............     33,010      1,132,243
#     IDACORP, Inc.................................     64,563      4,384,473
      Laclede Group, Inc. (The)....................     51,149      2,749,770
#     MGE Energy, Inc..............................     43,046      1,975,811
      Middlesex Water Co...........................     34,446        753,334
      New Jersey Resources Corp....................     56,443      3,605,579
#     Northwest Natural Gas Co.....................     34,518      1,722,793
#     NorthWestern Corp............................     49,186      2,840,983
#     ONE Gas, Inc.................................     17,377        767,890
#     Ormat Technologies, Inc......................     24,410        652,968
#     Otter Tail Corp..............................     44,744      1,383,485
      Piedmont Natural Gas Co., Inc................     68,042      2,714,195
      PNM Resources, Inc...........................    112,152      3,420,636
#     Portland General Electric Co.................     98,225      3,899,533
      RGC Resources, Inc...........................     13,188        283,410
      SJW Corp.....................................     40,978      1,383,827
      South Jersey Industries, Inc.................     42,082      2,451,277
      Southwest Gas Corp...........................     63,456      3,900,006
      UIL Holdings Corp............................     77,556      3,567,576
#     Unitil Corp..................................     30,882      1,153,752
#     WGL Holdings, Inc............................     70,025      3,956,413
#     York Water Co................................     26,512        627,539
                                                               --------------
Total Utilities....................................                72,643,965
                                                               --------------
TOTAL COMMON STOCKS................................             2,046,750,612
                                                               --------------
RIGHTS/WARRANTS -- (0.0%)
o*    Capital Bank Corp. Contingent Value Rights...      3,283             --
o*    Community Health Systems, Inc. Rights
        01/04/16...................................     13,875            375
o*    Eagle Bulk Shipping, Inc. Warrants 10/15/21..        323            420
o*    Furiex Pharmaceuticals Contingent Value
        Rights.....................................      8,889         86,845
o#*   Magnum Hunter Resources Corp. Warrants
        04/15/16...................................     20,175             --
o*    Providence Service Corp. (The) Rights
        02/05/2015.................................      1,368             --
o*    Southern Community Financial Corp.
        Contingent Value Rights....................     39,963         36,994
o*    Tejon Ranch Co. Warrants 08/31/16............      1,869          2,747
o#*   Trius Therapeutics, Inc. Contingent Value
        Rights.....................................      6,973             --
TOTAL RIGHTS/WARRANTS..............................                   127,381
                                                               --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves,
        0.089%..................................... 11,167,244     11,167,244
                                                               --------------
SECURITIES LENDING COLLATERAL -- (17.4%)
(S)@  DFA Short Term Investment Fund............... 37,229,401    430,744,169
                                                               --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $1,609,269,552)^^................................            $2,488,789,406
                                                               ==============

                                     1350

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  354,369,734           --   --    $  354,369,734
   Consumer Staples.........     87,496,248           --   --        87,496,248
   Energy...................     76,576,508           --   --        76,576,508
   Financials...............    399,352,961           --   --       399,352,961
   Health Care..............    203,746,387           --   --       203,746,387
   Industrials..............    361,231,046           --   --       361,231,046
   Information Technology...    365,968,658           --   --       365,968,658
   Materials................    106,454,687           --   --       106,454,687
   Other....................             --           --   --                --
   Real Estate Investment
     Trusts.................         13,911           --   --            13,911
   Telecommunication
     Services...............     18,896,507           --   --        18,896,507
   Utilities................     72,643,965           --   --        72,643,965
Rights/Warrants.............             -- $    127,381   --           127,381
Temporary Cash Investments..     11,167,244           --   --        11,167,244
Securities Lending
  Collateral................             --  430,744,169   --       430,744,169
                             -------------- ------------   --    --------------
TOTAL....................... $2,057,917,856 $430,871,550   --    $2,488,789,406
                             ============== ============   ==    ==============

                                     1351

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                        SHARES    VALUE+
                                                        ------- ----------
COMMON STOCKS -- (90.1%)
Consumer Discretionary -- (14.1%)
*   1-800-Flowers.com, Inc. Class A....................  20,817 $  164,246
    Aaron's, Inc.......................................  54,708  1,732,055
#   Abercrombie & Fitch Co. Class A....................  43,637  1,113,616
    Advance Auto Parts, Inc............................  11,284  1,794,156
    AH Belo Corp. Class A..............................  13,939    125,730
*   Amazon.com, Inc....................................  25,106  8,900,830
*   Ambassadors Group, Inc.............................   7,492     18,880
#*  AMC Networks, Inc. Class A.........................  19,815  1,321,660
    AMCON Distributing Co..............................     116      9,425
#*  America's Car-Mart, Inc............................   9,404    499,446
*   American Axle & Manufacturing Holdings, Inc........  43,256  1,053,284
#   American Eagle Outfitters, Inc..................... 117,270  1,646,471
#*  American Public Education, Inc.....................  14,161    475,385
*   ANN, Inc...........................................  56,925  1,884,217
*   Apollo Education Group, Inc. Class A...............  94,239  2,380,477
    Arctic Cat, Inc....................................   9,368    314,952
    Ark Restaurants Corp...............................   2,015     49,629
*   Asbury Automotive Group, Inc.......................  32,033  2,377,169
*   Ascena Retail Group, Inc...........................  99,092  1,145,504
#*  Ascent Capital Group, Inc. Class A.................   8,599    363,824
#   Autoliv, Inc.......................................  24,017  2,547,243
*   AutoNation, Inc....................................  71,863  4,284,472
*   AutoZone, Inc......................................   2,987  1,783,120
*   Ballantyne Strong, Inc.............................   7,721     31,579
#*  Barnes & Noble, Inc................................  60,888  1,430,259
    Bassett Furniture Industries, Inc..................   6,115    135,875
    Beasley Broadcast Group, Inc. Class A..............   2,443     12,752
*   Beazer Homes USA, Inc..............................   9,480    149,784
#   bebe stores, Inc...................................  30,225    108,206
#*  Bed Bath & Beyond, Inc............................. 109,485  8,186,193
*   Belmond, Ltd. Class A..............................  66,013    725,483
    Best Buy Co., Inc.................................. 158,375  5,574,800
    Big 5 Sporting Goods Corp..........................  15,787    188,023
#   Big Lots, Inc......................................  50,880  2,335,901
*   Biglari Holdings, Inc..............................   1,530    633,374
#*  BJ's Restaurants, Inc..............................  22,212    983,769
*   Bloomin' Brands, Inc...............................  65,937  1,629,633
#*  Blue Nile, Inc.....................................   4,746    147,506
    Blyth, Inc.........................................  10,298     76,308
    Bob Evans Farms, Inc...............................  19,277  1,086,644
#   Bon-Ton Stores, Inc. (The).........................   9,305     50,991
*   Books-A-Million, Inc...............................   3,054      7,696
    BorgWarner, Inc....................................  80,647  4,355,744
#   Bowl America, Inc. Class A.........................   1,280     18,560
#*  Boyd Gaming Corp...................................  25,657    335,080
*   Bravo Brio Restaurant Group, Inc...................  16,108    211,820
*   Bridgepoint Education, Inc.........................  19,461    192,080
*   Bright Horizons Family Solutions, Inc..............  10,943    531,283
    Brinker International, Inc.........................  33,703  1,969,266
    Brown Shoe Co., Inc................................  36,044  1,023,289
#   Brunswick Corp.....................................  55,870  3,032,624

                                     1352

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#   Buckle, Inc. (The).................................  14,000 $   711,060
#*  Buffalo Wild Wings, Inc............................  14,047   2,504,861
*   Build-A-Bear Workshop, Inc.........................  12,722     262,328
#*  Cabela's, Inc......................................  43,917   2,413,239
#   Cablevision Systems Corp. Class A..................  71,554   1,353,802
#   Callaway Golf Co...................................  59,390     484,622
*   Cambium Learning Group, Inc........................  38,040      95,480
*   Canterbury Park Holding Corp.......................     200       2,010
    Capella Education Co...............................  15,730   1,069,483
*   Career Education Corp..............................  47,471     264,888
#*  CarMax, Inc........................................  71,881   4,463,810
*   Carmike Cinemas, Inc...............................  18,709     517,678
    Carnival Corp......................................  72,072   3,168,285
#   Carriage Services, Inc.............................  11,783     256,869
*   Carrols Restaurant Group, Inc......................  21,033     167,423
    Carter's, Inc......................................  32,552   2,652,662
    Cato Corp. (The) Class A...........................  23,957   1,015,777
*   Cavco Industries, Inc..............................   5,352     393,426
    CBS Corp. Class A..................................   4,358     243,852
    CBS Corp. Class B.................................. 146,185   8,012,400
#*  Charles & Colvard, Ltd.............................  12,152      21,874
*   Charter Communications, Inc. Class A...............  17,945   2,711,759
#   Cheesecake Factory, Inc. (The).....................  62,573   3,285,708
    Cherokee, Inc......................................   2,845      51,722
    Chico's FAS, Inc................................... 109,578   1,827,761
#   Children's Place, Inc. (The).......................  16,085     964,296
*   Chipotle Mexican Grill, Inc........................   5,000   3,549,200
    Choice Hotels International, Inc...................  22,411   1,287,512
*   Christopher & Banks Corp...........................  29,407     153,210
    Churchill Downs, Inc...............................  12,105   1,149,854
#*  Chuy's Holdings, Inc...............................   4,458      95,267
*   Cinedigm Corp......................................  34,161      50,900
    Cinemark Holdings, Inc.............................  83,990   3,121,908
*   Citi Trends, Inc...................................  16,515     378,028
    Clear Channel Outdoor Holdings, Inc. Class A.......  22,155     200,503
    ClubCorp Holdings, Inc.............................   5,727      97,416
    Coach, Inc.........................................  34,358   1,277,774
    Collectors Universe, Inc...........................   4,045      95,058
    Columbia Sportswear Co.............................  44,028   1,871,190
    Comcast Corp. Class A.............................. 610,862  32,464,261
#   Comcast Corp. Special Class A...................... 154,874   8,192,835
#*  Conn's, Inc........................................  23,510     370,047
    Cooper Tire & Rubber Co............................  46,896   1,631,512
#*  Cooper-Standard Holding, Inc.......................     474      24,767
    Core-Mark Holding Co., Inc.........................  15,684   1,045,809
#   Cracker Barrel Old Country Store, Inc..............  22,541   3,031,990
*   Crocs, Inc.........................................  47,895     507,687
*   Crown Media Holdings, Inc. Class A.................   2,100       6,720
    CSS Industries, Inc................................     200       5,440
    CST Brands, Inc....................................  79,067   3,407,788
    Culp, Inc..........................................   7,429     149,249
*   Cumulus Media, Inc. Class A........................  53,897     187,562
#   Dana Holding Corp.................................. 161,915   3,379,166

                                     1353

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#   Darden Restaurants, Inc............................  56,551 $ 3,471,100
#*  Deckers Outdoor Corp...............................  24,392   1,611,092
*   Del Frisco's Restaurant Group, Inc.................  13,142     260,606
    Delphi Automotive P.L.C............................  20,328   1,397,143
*   Delta Apparel, Inc.................................   6,071      56,157
*   Denny's Corp.......................................  21,919     238,479
    Destination Maternity Corp.........................   9,223     141,204
#*  Destination XL Group, Inc..........................  29,731     151,033
    DeVry Education Group, Inc.........................  40,126   1,701,744
*   DGSE Cos., Inc.....................................   2,601       3,928
*   Diamond Resorts International, Inc.................   6,571     186,485
    Dick's Sporting Goods, Inc.........................  36,960   1,908,984
#   Dillard's, Inc. Class A............................  39,857   4,527,755
    DineEquity, Inc....................................  23,715   2,531,576
*   DIRECTV............................................  57,283   4,885,094
*   Discovery Communications, Inc......................  49,393   1,377,077
#*  Discovery Communications, Inc. Class A.............  21,350     618,830
*   Discovery Communications, Inc. Class B.............   1,077      30,242
*   DISH Network Corp. Class A.........................  13,800     970,830
#*  Dixie Group, Inc. (The)............................   5,023      40,586
*   Dollar General Corp................................ 106,699   7,155,235
*   Dollar Tree, Inc...................................  32,442   2,306,626
    Domino's Pizza, Inc................................  24,441   2,420,881
#*  Dorman Products, Inc...............................  28,336   1,295,805
    DR Horton, Inc.....................................  98,728   2,420,811
#*  DreamWorks Animation SKG, Inc. Class A.............  53,577   1,000,283
*   Drew Industries, Inc...............................  25,438   1,279,023
    DSW, Inc. Class A..................................  48,834   1,736,537
#   Dunkin' Brands Group, Inc..........................  55,592   2,630,058
    Educational Development Corp.......................   1,000       4,130
*   Eldorado Resorts, Inc..............................   9,052      35,891
#   Emerson Radio Corp.................................  11,467      11,926
*   Emmis Communications Corp. Class A.................   9,895      19,889
#*  Empire Resorts, Inc................................     895       5,281
#*  Entercom Communications Corp. Class A..............  17,582     203,424
#   Entravision Communications Corp. Class A...........  63,162     389,710
#   Escalade, Inc......................................   5,585      85,115
#   Ethan Allen Interiors, Inc.........................  19,917     542,141
*   EVINE Live, Inc....................................  29,967     187,893
#*  EW Scripps Co. (The) Class A.......................  30,612     603,975
    Expedia, Inc.......................................  11,934   1,025,489
*   Express, Inc.......................................  30,887     404,002
    Family Dollar Stores, Inc..........................  13,459   1,024,230
#*  Famous Dave's Of America, Inc......................   4,600     139,242
#*  Federal-Mogul Holdings Corp........................  59,270     801,923
*   Fiesta Restaurant Group, Inc.......................  13,204     779,960
    Finish Line, Inc. (The) Class A....................  40,407     953,605
#*  Five Below, Inc....................................  31,121   1,036,952
    Flexsteel Industries, Inc..........................   3,391     101,052
    Foot Locker, Inc................................... 105,409   5,609,867
    Ford Motor Co...................................... 991,239  14,581,126
*   Fossil Group, Inc..................................  27,932   2,731,750
#*  Fox Factory Holding Corp...........................   4,796      72,851

                                     1354

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
*   Francesca's Holdings Corp..........................   4,496 $    71,307
#   Fred's, Inc. Class A...............................  23,700     393,420
    Frisch's Restaurants, Inc..........................   2,647      73,322
#*  FTD Cos., Inc......................................  15,412     527,861
#*  Fuel Systems Solutions, Inc........................   9,951     106,874
*   Full House Resorts, Inc............................   5,091       6,975
#*  G-III Apparel Group, Ltd...........................  19,899   1,934,183
*   Gaiam, Inc. Class A................................   9,924      72,644
#   GameStop Corp. Class A............................. 100,258   3,534,094
*   Gaming Partners International Corp.................   3,430      28,435
#   Gannett Co., Inc................................... 141,487   4,387,512
    Gap, Inc. (The)....................................  59,240   2,440,096
#   Garmin, Ltd........................................  56,321   2,948,968
#*  Geeknet, Inc.......................................   1,480      11,603
    General Motors Co.................................. 299,543   9,771,093
*   Genesco, Inc.......................................  19,068   1,362,409
    Gentex Corp........................................ 179,664   2,998,592
#*  Gentherm, Inc......................................  27,745   1,020,461
    Genuine Parts Co...................................  38,934   3,618,526
    GNC Holdings, Inc. Class A.........................  59,818   2,652,330
    Goodyear Tire & Rubber Co. (The)................... 119,982   2,908,364
    Graham Holdings Co. Class B........................   4,575   4,279,089
*   Grand Canyon Education, Inc........................  39,066   1,711,872
#*  Gray Television, Inc...............................  36,725     347,418
*   Gray Television, Inc. Class A......................   2,300      17,250
    Group 1 Automotive, Inc............................  20,076   1,613,910
#*  Groupon, Inc.......................................  69,375     496,725
#   Guess?, Inc........................................  50,018     939,338
    H&R Block, Inc.....................................  40,208   1,378,330
    Hanesbrands, Inc...................................  17,637   1,964,409
    Harley-Davidson, Inc...............................  36,430   2,247,731
    Harman International Industries, Inc...............  13,904   1,802,376
    Harte-Hanks, Inc...................................  42,124     306,241
#   Hasbro, Inc........................................  10,470     575,012
    Haverty Furniture Cos., Inc........................  15,234     372,167
    Haverty Furniture Cos., Inc. Class A...............     717      17,803
*   Helen of Troy, Ltd.................................  22,083   1,661,083
#*  hhgregg, Inc.......................................   5,013      27,521
#*  Hibbett Sports, Inc................................  14,172     666,651
    Home Depot, Inc. (The)............................. 110,670  11,556,161
    Hooker Furniture Corp..............................   7,263     131,025
#*  Hovnanian Enterprises, Inc. Class A................  14,667      50,454
#   HSN, Inc...........................................  26,405   2,044,803
*   Hyatt Hotels Corp. Class A.........................  10,629     597,988
#*  Iconix Brand Group, Inc............................  47,177   1,568,163
#*  Ignite Restaurant Group, Inc.......................     960       6,566
    International Game Technology......................  67,629   1,144,283
    International Speedway Corp. Class A...............  19,750     574,527
    Interpublic Group of Cos., Inc. (The).............. 171,826   3,426,210
    Interval Leisure Group, Inc........................  37,962     876,163
#*  iRobot Corp........................................  14,269     450,187
*   Isle of Capri Casinos, Inc.........................  10,913     111,749
    Jack in the Box, Inc...............................  42,060   3,566,267

                                     1355

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#*  JAKKS Pacific, Inc.................................   8,687 $    52,296
#*  Jamba, Inc.........................................   8,857     145,521
*   Jarden Corp........................................  84,015   4,034,400
#*  JC Penney Co., Inc.................................  79,990     581,527
    John Wiley & Sons, Inc. Class A....................  33,377   2,068,039
    John Wiley & Sons, Inc. Class B....................   2,517     155,475
    Johnson Controls, Inc.............................. 148,453   6,898,611
    Johnson Outdoors, Inc. Class A.....................   3,558     106,740
*   Journal Communications, Inc. Class A...............  30,219     303,701
*   K12, Inc...........................................  24,447     347,636
#*  Kate Spade & Co....................................  24,539     773,715
#   KB Home............................................  49,212     613,182
#*  Kirkland's, Inc....................................  13,017     302,906
    Kohl's Corp........................................ 104,486   6,239,904
*   Kona Grill, Inc....................................   6,014     141,329
#*  Krispy Kreme Doughnuts, Inc........................  41,725     812,386
    L Brands, Inc......................................  54,920   4,647,880
    La-Z-Boy, Inc......................................  38,537   1,028,553
*   Lakeland Industries, Inc...........................   2,263      19,236
*   Lands' End, Inc....................................  10,001     346,935
    Las Vegas Sands Corp...............................  31,071   1,689,330
#*  LeapFrog Enterprises, Inc..........................  38,049      90,557
    Lear Corp..........................................  32,574   3,268,801
*   Learning Tree International, Inc...................   7,899      15,719
#   Leggett & Platt, Inc...............................  86,310   3,679,395
    Lennar Corp. Class A...............................  63,002   2,829,420
    Lennar Corp. Class B...............................  14,859     536,558
    Libbey, Inc........................................  38,433   1,257,143
*   Liberty Broadband Corp.(530307206).................     145       7,178
*   Liberty Broadband Corp.(530307305).................  31,400   1,394,160
*   Liberty Broadband Corp. Class A....................  11,931     530,572
*   Liberty Global P.L.C. Class A......................  15,401     719,535
*   Liberty Global P.L.C. Class B......................     121       5,629
*   Liberty Global P.L.C. Series C..................... 181,381   8,269,160
*   Liberty Interactive Corp. Class A.................. 226,805   6,205,385
*   Liberty Interactive Corp. Class B..................   1,100      32,164
*   Liberty Media Corp.................................  96,612   3,296,401
*   Liberty Media Corp. Class A........................  47,725   1,625,036
*   Liberty Media Corp. Class B........................     581      23,037
*   Liberty Tax, Inc...................................   3,910     140,760
#*  Liberty TripAdvisor Holdings, Inc. Class A.........  42,474   1,016,828
*   Liberty TripAdvisor Holdings, Inc. Class B.........     110       2,785
*   Liberty Ventures Series A..........................  83,290   3,110,881
*   Liberty Ventures Series B..........................     266      10,389
#*  Life Time Fitness, Inc.............................  31,324   1,712,483
    Lifetime Brands, Inc...............................   8,849     139,637
    Lincoln Educational Services Corp..................   2,073       5,390
#   Lions Gate Entertainment Corp......................  36,263   1,041,836
    Lithia Motors, Inc. Class A........................  24,992   2,116,822
*   Live Nation Entertainment, Inc..................... 140,392   3,337,118
*   LKQ Corp........................................... 117,166   3,024,054
*   Loral Space & Communications, Inc..................  12,243     880,394
    Lowe's Cos., Inc................................... 218,761  14,823,245

                                     1356

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
*   Luby's, Inc........................................  15,643 $   76,338
#*  Lululemon Athletica, Inc...........................  11,186    740,961
#*  Lumber Liquidators Holdings, Inc...................  14,465    913,465
#*  M/I Homes, Inc.....................................  24,207    499,632
#   Macy's, Inc........................................ 127,411  8,139,015
#*  Madison Square Garden Co. (The) Class A............  47,436  3,593,277
    Marcus Corp. (The).................................  12,065    227,546
#   Marine Products Corp...............................  19,424    140,436
#*  MarineMax, Inc.....................................  16,534    421,782
#   Marriott International, Inc. Class A...............  21,551  1,605,549
    Marriott Vacations Worldwide Corp..................  20,824  1,593,036
#*  Martha Stewart Living Omnimedia, Inc. Class A......  19,146     88,837
#   Mattel, Inc........................................  47,823  1,286,439
#*  Mattress Firm Holding Corp.........................     256     14,751
*   McClatchy Co. (The) Class A........................  51,540    129,365
    McDonald's Corp.................................... 102,238  9,450,881
#   MDC Holdings, Inc..................................  40,961  1,024,025
#*  Media General, Inc.................................  10,569    151,137
    Men's Wearhouse, Inc. (The)........................  33,995  1,579,748
#   Meredith Corp......................................  26,656  1,387,711
#*  Meritage Homes Corp................................  32,240  1,173,858
*   MGM Resorts International.......................... 198,297  3,862,826
*   Michael Kors Holdings, Ltd.........................  20,635  1,460,752
*   Modine Manufacturing Co............................  46,116    562,154
*   Mohawk Industries, Inc.............................  25,390  4,190,366
#*  Monarch Casino & Resort, Inc.......................  11,770    203,621
#   Monro Muffler Brake, Inc...........................  18,765  1,072,232
    Morningstar, Inc...................................   9,594    638,864
*   Motorcar Parts of America, Inc.....................  20,256    529,087
    Movado Group, Inc..................................  12,456    299,318
*   Murphy USA, Inc....................................  43,720  3,052,093
#   NACCO Industries, Inc. Class A.....................   6,230    342,961
#*  Nathan's Famous, Inc...............................   2,894    232,793
    National CineMedia, Inc............................  35,170    506,448
*   Nautilus, Inc......................................  33,583    478,222
*   Netflix, Inc.......................................   3,200  1,413,760
*   New York & Co., Inc................................  40,255     92,587
#   New York Times Co. (The) Class A...................  91,045  1,146,257
    Newell Rubbermaid, Inc.............................  73,006  2,691,731
*   News Corp. Class A.................................  94,070  1,400,702
#*  News Corp. Class B.................................  32,607    470,845
#   Nexstar Broadcasting Group, Inc. Class A...........  17,646    880,447
    NIKE, Inc. Class B.................................  39,792  3,670,812
*   Nobility Homes, Inc................................   1,152     10,829
    Nordstrom, Inc.....................................  31,682  2,414,168
*   Norwegian Cruise Line Holdings, Ltd................  32,586  1,425,963
#   Nutrisystem, Inc...................................  23,167    412,836
*   NVR, Inc...........................................   2,277  2,855,882
*   O'Reilly Automotive, Inc...........................  38,194  7,156,028
*   Office Depot, Inc.................................. 401,534  3,051,658
    Omnicom Group, Inc.................................  41,994  3,057,163
*   Orbitz Worldwide, Inc..............................  62,335    575,352
#*  Outerwall, Inc.....................................  18,448  1,145,252

                                     1357

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
#*  Overstock.com, Inc.................................   6,747 $  150,998
    Oxford Industries, Inc.............................  15,580    871,545
#*  Pacific Sunwear of California, Inc.................  18,409     50,625
#*  Panera Bread Co. Class A...........................   8,025  1,379,176
    Papa John's International, Inc.....................  28,426  1,803,914
#*  Penn National Gaming, Inc..........................  63,392    948,978
    Penske Automotive Group, Inc.......................  63,512  3,070,805
#*  Pep Boys-Manny, Moe & Jack (The)...................  35,528    299,501
*   Perfumania Holdings, Inc...........................   1,922     10,850
*   Perry Ellis International, Inc.....................  10,487    250,744
#   PetMed Express, Inc................................  13,560    212,892
    PetSmart, Inc......................................  15,192  1,241,262
#   Pier 1 Imports, Inc................................  56,100    943,041
#*  Pinnacle Entertainment, Inc........................  34,461    728,850
#   Polaris Industries, Inc............................  10,800  1,561,572
    Pool Corp..........................................  24,941  1,551,580
*   Popeyes Louisiana Kitchen, Inc.....................  13,182    756,910
*   Priceline Group, Inc. (The)........................   3,200  3,230,336
    PulteGroup, Inc.................................... 210,129  4,326,556
    PVH Corp...........................................  28,611  3,154,649
#*  Quiksilver, Inc....................................  32,960     61,635
#*  Radio One, Inc. Class D............................     841      1,581
    Ralph Lauren Corp..................................  19,351  3,229,488
#*  RCI Hospitality Holdings, Inc......................   7,006     68,309
#*  Reading International, Inc. Class A................   4,671     56,472
*   Red Lion Hotels Corp...............................  10,267     65,914
#*  Red Robin Gourmet Burgers, Inc.....................  12,535    971,462
#   Regal Entertainment Group Class A..................  43,225    914,641
*   Regis Corp.........................................  38,861    612,061
    Remy International, Inc............................   9,338    198,619
#   Rent-A-Center, Inc.................................  42,408  1,453,746
#*  Rentrak Corp.......................................   5,384    414,191
*   Restoration Hardware Holdings, Inc.................  11,265    986,025
    Rocky Brands, Inc..................................   3,771     51,700
    Ross Stores, Inc...................................  33,503  3,072,560
    Royal Caribbean Cruises, Ltd.......................  94,154  7,113,335
*   Ruby Tuesday, Inc..................................  39,344    236,851
    Ruth's Hospitality Group, Inc......................  47,930    695,944
    Ryland Group, Inc. (The)...........................  30,920  1,241,438
#   Saga Communications, Inc. Class A..................   1,505     61,208
#   Salem Communications Corp. Class A.................   8,669     60,423
*   Sally Beauty Holdings, Inc.........................  51,479  1,599,967
    Scholastic Corp....................................   9,499    349,373
#*  Scientific Games Corp. Class A.....................  58,483    690,684
#   Scripps Networks Interactive, Inc. Class A.........  14,900  1,059,241
#*  Sears Holdings Corp................................  30,934    984,939
    SeaWorld Entertainment, Inc........................  28,306    495,638
#*  Select Comfort Corp................................  50,881  1,518,289
    Service Corp. International........................ 169,602  3,838,093
#*  Shiloh Industries, Inc.............................  12,491    152,765
    Shoe Carnival, Inc.................................  16,793    389,933
#*  Shutterfly, Inc....................................  26,429  1,159,440
    Signet Jewelers, Ltd...............................  48,553  5,880,254

                                     1358

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#   Sinclair Broadcast Group, Inc. Class A.............  16,000 $   395,840
*   Sirius XM Holdings, Inc............................ 139,702     495,942
#   Six Flags Entertainment Corp.......................  41,784   1,795,041
*   Sizmek, Inc........................................  21,039     125,392
#*  Skechers U.S.A., Inc. Class A......................  27,202   1,641,641
*   Skullcandy, Inc....................................  13,504     135,310
*   Skyline Corp.......................................   3,075      11,531
#*  Smith & Wesson Holding Corp........................   1,842      22,657
    Sonic Automotive, Inc. Class A.....................  33,294     820,031
    Sonic Corp.........................................  33,893   1,025,941
#   Sotheby's..........................................  46,173   1,964,661
    Spartan Motors, Inc................................  22,035     114,802
#   Speedway Motorsports, Inc..........................  24,443     544,834
    Stage Stores, Inc..................................  34,216     684,320
#   Standard Motor Products, Inc.......................  19,476     710,095
#*  Standard Pacific Corp.............................. 156,082   1,095,696
*   Stanley Furniture Co., Inc.........................   4,426      13,101
    Staples, Inc....................................... 155,272   2,647,388
    Starbucks Corp.....................................  36,500   3,194,845
    Starwood Hotels & Resorts Worldwide, Inc...........  20,652   1,486,324
#*  Starz..............................................  62,748   1,852,321
*   Starz Class B......................................     581      17,291
    Stein Mart, Inc....................................  32,210     443,210
*   Steiner Leisure, Ltd...............................   9,935     433,365
*   Steven Madden, Ltd.................................  58,611   2,012,702
*   Stoneridge, Inc....................................  26,380     332,916
#   Strattec Security Corp.............................   1,897     119,511
#*  Strayer Education, Inc.............................   6,699     448,833
#   Sturm Ruger & Co., Inc.............................  10,514     424,766
#   Superior Industries International, Inc.............  19,713     359,762
    Superior Uniform Group, Inc........................   4,706     178,593
    Sypris Solutions, Inc..............................   8,523      20,413
#*  Systemax, Inc......................................  21,834     285,370
    Tandy Leather Factory, Inc.........................   9,590      81,899
    Target Corp........................................ 150,427  11,072,931
#*  Taylor Morrison Home Corp. Class A.................  14,154     251,517
*   Tempur Sealy International, Inc....................  19,002   1,045,680
*   Tenneco, Inc.......................................  22,191   1,141,061
#*  Tesla Motors, Inc..................................   7,691   1,565,888
#   Texas Roadhouse, Inc...............................  63,815   2,143,546
    Thor Industries, Inc...............................  38,579   2,173,927
    Tiffany & Co.......................................  20,196   1,749,781
*   Tilly's, Inc. Class A..............................   5,364      73,701
    Time Warner Cable, Inc.............................  88,298  12,020,007
    Time Warner, Inc................................... 332,717  25,928,636
    Time, Inc..........................................  27,872     697,915
    TJX Cos., Inc. (The)...............................  56,625   3,733,852
#*  Toll Brothers, Inc................................. 111,571   3,862,588
*   Tower International, Inc...........................  17,131     405,491
#   Town Sports International Holdings, Inc............  10,634      69,972
    Tractor Supply Co..................................  49,600   4,026,032
    Trans World Entertainment Corp.....................     900       3,123
#*  TRI Pointe Homes, Inc..............................  10,687     153,145

                                     1359

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Discretionary -- (Continued)
*   TripAdvisor, Inc...................................  13,565 $    908,991
*   TRW Automotive Holdings Corp.......................  54,943    5,668,469
#*  Tuesday Morning Corp...............................  18,100      320,370
#*  Tumi Holdings, Inc.................................  35,878      813,354
#   Tupperware Brands Corp.............................  11,780      796,446
#   Twenty-First Century Fox, Inc. Class A............. 210,181    6,969,602
    Twenty-First Century Fox, Inc. Class B.............  61,450    1,957,182
*   Ulta Salon Cosmetics & Fragrance, Inc..............  19,777    2,609,377
#*  Under Armour, Inc. Class A.........................  25,200    1,816,416
*   Unifi, Inc.........................................  12,128      390,885
*   Universal Electronics, Inc.........................  10,786      687,500
    Universal Technical Institute, Inc.................  16,126      131,749
#*  Urban Outfitters, Inc..............................  98,431    3,431,305
*   US Auto Parts Network, Inc.........................  16,002       37,605
    Vail Resorts, Inc..................................  28,250    2,479,220
    Value Line, Inc....................................   1,300       19,721
    VF Corp............................................  62,060    4,305,102
    Viacom, Inc. Class A...............................   1,366       88,571
    Viacom, Inc. Class B...............................  50,371    3,244,900
*   Visteon Corp.......................................  40,843    3,959,729
#*  Vitamin Shoppe, Inc................................  18,946      800,847
#*  VOXX International Corp............................  15,649      125,192
    Walt Disney Co. (The).............................. 365,590   33,254,066
#*  Weight Watchers International, Inc.................  12,265      203,108
#   Wendy's Co. (The).................................. 271,152    2,857,942
#*  West Marine, Inc...................................  14,715      176,580
    Weyco Group, Inc...................................   5,289      142,909
    Whirlpool Corp.....................................  33,249    6,619,211
*   William Lyon Homes Class A.........................   2,714       51,783
    Williams-Sonoma, Inc...............................  39,182    3,065,991
#   Winmark Corp.......................................   2,565      209,073
#   Winnebago Industries, Inc..........................  27,214      541,286
#   Wolverine World Wide, Inc..........................  62,657    1,763,795
    Wyndham Worldwide Corp.............................  68,891    5,772,377
#   Wynn Resorts, Ltd..................................   6,767    1,001,178
    Yum! Brands, Inc...................................  33,855    2,447,039
*   Zagg, Inc..........................................  29,413      177,360
#*  Zumiez, Inc........................................  27,326    1,018,987
                                                                ------------
Total Consumer Discretionary...........................          792,056,140
                                                                ------------
Consumer Staples -- (5.6%)
    Alico, Inc.........................................   4,420      210,127
*   Alliance One International, Inc....................  47,411       49,782
    Altria Group, Inc.................................. 141,174    7,496,339
    Andersons, Inc. (The)..............................  19,940      896,901
    Archer-Daniels-Midland Co.......................... 123,254    5,747,334
#   Avon Products, Inc.................................  14,923      115,504
#   B&G Foods, Inc.....................................  58,553    1,747,222
#*  Boston Beer Co., Inc. (The) Class A................   4,362    1,371,936
#*  Boulder Brands, Inc................................  41,360      414,841
*   Bridgford Foods Corp...............................   2,509       20,185
#   Brown-Forman Corp. Class A.........................   5,843      518,391
    Brown-Forman Corp. Class B.........................   7,762      689,809

                                     1360

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Staples -- (Continued)
    Bunge, Ltd.........................................  59,121 $ 5,293,103
#   Cal-Maine Foods, Inc...............................  35,770   1,253,738
#   Calavo Growers, Inc................................  12,456     499,610
#   Campbell Soup Co...................................  47,390   2,167,619
    Casey's General Stores, Inc........................  37,756   3,447,123
*   CCA Industries, Inc................................   3,031      10,608
*   Central Garden and Pet Co..........................  10,091      85,269
#*  Central Garden and Pet Co. Class A.................  28,381     258,267
#*  Chefs' Warehouse, Inc. (The).......................   3,199      68,427
    Church & Dwight Co., Inc...........................  39,888   3,227,737
    Clorox Co. (The)...................................  20,053   2,139,856
    Coca-Cola Bottling Co. Consolidated................   5,655     551,589
    Coca-Cola Co. (The)................................ 322,507  13,277,613
    Coca-Cola Enterprises, Inc......................... 101,115   4,256,941
    Colgate-Palmolive Co...............................  76,902   5,192,423
    ConAgra Foods, Inc................................. 122,978   4,357,111
*   Constellation Brands, Inc. Class A.................  78,551   8,675,958
#*  Constellation Brands, Inc. Class B.................   1,902     215,848
    Costco Wholesale Corp..............................  41,646   5,954,962
#*  Craft Brew Alliance, Inc...........................   9,963     118,560
#*  Crimson Wine Group, Ltd............................   9,858      88,722
    CVS Health Corp.................................... 278,252  27,313,216
*   Darling Ingredients, Inc...........................  90,724   1,540,494
#   Dean Foods Co......................................  63,561   1,151,725
#*  Diamond Foods, Inc.................................  12,487     306,930
    Dr Pepper Snapple Group, Inc.......................  96,332   7,443,574
    Energizer Holdings, Inc............................  19,800   2,534,598
    Estee Lauder Cos., Inc. (The) Class A..............  17,200   1,214,148
#*  Farmer Bros. Co....................................  11,705     350,097
#   Flowers Foods, Inc.................................  99,303   1,942,367
    Fresh Del Monte Produce, Inc.......................  47,043   1,582,056
#*  Fresh Market, Inc. (The)...........................   8,840     336,892
    General Mills, Inc.................................  52,750   2,768,320
    Golden Enterprises, Inc............................   1,623       5,827
#*  Hain Celestial Group, Inc. (The)...................  56,000   2,955,120
*   Harbinger Group, Inc...............................     907      11,328
#   Herbalife, Ltd.....................................  14,046     428,122
    Hershey Co. (The)..................................   6,900     705,249
    Hormel Foods Corp..................................  49,862   2,553,932
    Ingles Markets, Inc. Class A.......................  10,580     451,237
    Ingredion, Inc.....................................  50,995   4,112,237
    Inter Parfums, Inc.................................  21,049     529,382
*   Inventure Foods, Inc...............................   7,710      78,411
    J&J Snack Foods Corp...............................  13,187   1,293,908
    JM Smucker Co. (The)...............................  42,558   4,389,858
#   John B. Sanfilippo & Son, Inc......................   5,285     192,744
    Kellogg Co.........................................  20,141   1,320,847
    Keurig Green Mountain, Inc.........................  13,801   1,691,451
    Kimberly-Clark Corp................................  30,133   3,253,159
    Kraft Foods Group, Inc.............................  91,292   5,965,019
    Kroger Co. (The)...................................  77,243   5,333,629
    Lancaster Colony Corp..............................  19,955   1,794,553
#*  Landec Corp........................................  23,747     303,249

                                     1361

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Staples -- (Continued)
#*  Lifeway Foods, Inc.................................   2,867 $    52,466
    Limoneira Co.......................................   2,054      42,723
    Lorillard, Inc.....................................  21,186   1,390,013
    McCormick & Co., Inc.(579780107)...................   1,238      88,808
#   McCormick & Co., Inc.(579780206)...................  10,400     742,456
    Mead Johnson Nutrition Co..........................  19,400   1,910,706
#*  Medifast, Inc......................................  16,003     507,135
    MGP Ingredients, Inc...............................   9,650     153,049
#   Molson Coors Brewing Co. Class A...................     266      21,918
    Molson Coors Brewing Co. Class B...................  68,183   5,177,135
    Mondelez International, Inc. Class A............... 271,871   9,580,734
*   Monster Beverage Corp..............................  27,273   3,189,577
*   National Beverage Corp.............................  23,726     515,803
*   Natural Alternatives International, Inc............   2,465      13,114
*   Natural Grocers by Vitamin Cottage, Inc............   1,698      52,298
#   Nu Skin Enterprises, Inc. Class A..................  24,814   1,016,878
#*  Nutraceutical International Corp...................   6,531     127,616
#   Oil-Dri Corp. of America...........................   3,793     116,142
*   Omega Protein Corp.................................  17,471     184,144
#   Orchids Paper Products Co..........................   3,703     100,981
*   Pantry, Inc. (The).................................  20,173     744,384
    PepsiCo, Inc....................................... 148,327  13,910,106
    Philip Morris International, Inc................... 101,831   8,170,919
    Pilgrim's Pride Corp...............................  77,033   2,091,446
    Pinnacle Foods, Inc................................  30,600   1,100,682
#*  Post Holdings, Inc.................................  26,808   1,266,678
#   Pricesmart, Inc....................................  19,158   1,566,741
    Procter & Gamble Co. (The)......................... 294,062  24,786,486
*   Reliv International, Inc...........................   2,118       2,563
#*  Revlon, Inc. Class A...............................  21,354     699,130
    Reynolds American, Inc.............................  39,700   2,697,615
*   Rite Aid Corp...................................... 267,434   1,866,689
    Rocky Mountain Chocolate Factory, Inc..............   4,490      60,839
#   Sanderson Farms, Inc...............................  29,897   2,390,564
#*  Seaboard Corp......................................     346   1,323,447
#*  Seneca Foods Corp. Class A.........................   5,987     154,944
*   Seneca Foods Corp. Class B.........................     283       9,977
    Snyder's-Lance, Inc................................  47,219   1,373,601
    SpartanNash Co.....................................  24,383     628,106
    Spectrum Brands Holdings, Inc......................  35,205   3,157,184
#*  Sprouts Farmers Market, Inc........................  32,587   1,186,493
#*  SUPERVALU, Inc..................................... 140,193   1,365,480
    Sysco Corp.........................................  43,612   1,708,282
#   Tootsie Roll Industries, Inc.......................  25,629     799,369
#*  TreeHouse Foods, Inc...............................  26,948   2,444,184
    Tyson Foods, Inc. Class A.......................... 140,474   5,484,105
#*  United Natural Foods, Inc..........................  28,272   2,184,860
    United-Guardian, Inc...............................   1,431      30,623
#   Universal Corp.....................................  14,346     576,135
#*  USANA Health Sciences, Inc.........................   9,882     968,831
#   Vector Group, Ltd..................................  36,013     805,971
    Village Super Market, Inc. Class A.................   4,498     130,307
    Wal-Mart Stores, Inc............................... 278,096  23,632,598

                                     1362

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CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Staples -- (Continued)
    Walgreens Boots Alliance, Inc...................... 131,162 $  9,673,197
#   WD-40 Co...........................................  11,814      969,457
#   Weis Markets, Inc..................................  17,419      798,313
*   WhiteWave Foods Co. (The) Class A..................  60,740    2,002,598
    Whole Foods Market, Inc............................  44,927    2,340,472
                                                                ------------
Total Consumer Staples.................................          316,360,206
                                                                ------------
Energy -- (8.3%)
#   Adams Resources & Energy, Inc......................   2,611      151,542
#   Alon USA Energy, Inc...............................  52,811      637,957
    Anadarko Petroleum Corp............................ 156,692   12,809,571
    Apache Corp........................................  89,810    5,619,412
#*  Approach Resources, Inc............................  10,412       65,283
#   Atwood Oceanics, Inc...............................  44,773    1,279,612
    Baker Hughes, Inc..................................  74,114    4,297,871
*   Barnwell Industries, Inc...........................   1,657        4,764
#*  Basic Energy Services, Inc.........................  27,615      162,376
#*  Bill Barrett Corp..................................  12,416      126,643
#*  Bonanza Creek Energy, Inc..........................  31,426      819,590
#   Bristow Group, Inc.................................  24,557    1,368,070
#*  C&J Energy Services, Inc...........................  37,172      382,872
    Cabot Oil & Gas Corp............................... 235,476    6,240,114
#*  California Resources Corp..........................  93,415      478,285
*   Callon Petroleum Co................................  26,144      142,485
*   Cameron International Corp.........................  71,494    3,201,501
#   CARBO Ceramics, Inc................................  13,710      449,414
*   Carrizo Oil & Gas, Inc.............................  46,648    2,103,825
*   Cheniere Energy, Inc...............................  39,587    2,825,720
#   Chesapeake Energy Corp............................. 315,693    6,054,992
    Chevron Corp....................................... 423,827   43,454,982
    Cimarex Energy Co..................................  39,297    4,055,450
#*  Clayton Williams Energy, Inc.......................  10,542      589,298
#*  Clean Energy Fuels Corp............................  20,700       86,319
#*  Cloud Peak Energy, Inc.............................  24,518      166,477
*   Cobalt International Energy, Inc...................  17,922      163,449
#   Comstock Resources, Inc............................  18,712       75,596
*   Concho Resources, Inc..............................  39,593    4,388,884
    ConocoPhillips..................................... 334,394   21,060,134
    CONSOL Energy, Inc.................................  49,258    1,426,019
#*  Contango Oil & Gas Co..............................  11,115      334,228
#*  Continental Resources, Inc.........................   6,904      313,442
#   CVR Energy, Inc....................................  17,652      676,425
#   Dawson Geophysical Co..............................   4,693       50,637
    Delek US Holdings, Inc.............................  53,388    1,647,020
#   Denbury Resources, Inc............................. 179,531    1,238,764
    Devon Energy Corp..................................  69,739    4,203,170
#   DHT Holdings, Inc..................................   6,445       47,371
#   Diamond Offshore Drilling, Inc.....................  71,158    2,243,612
*   Diamondback Energy, Inc............................  19,997    1,379,593
*   Dresser-Rand Group, Inc............................  34,300    2,746,744
*   Dril-Quip, Inc.....................................  20,370    1,512,065
#   Energen Corp.......................................  19,342    1,226,670
*   ENGlobal Corp......................................  13,358       24,044

                                     1363

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CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Energy -- (Continued)
    EnLink Midstream LLC...............................    36,951 $  1,169,130
    EOG Resources, Inc.................................   200,013   17,807,157
    EQT Corp...........................................    15,391    1,145,706
*   Era Group, Inc.....................................    15,115      340,390
    Evolution Petroleum Corp...........................    11,348       83,408
    Exterran Holdings, Inc.............................    44,829    1,215,314
    Exxon Mobil Corp................................... 1,180,695  103,216,357
*   FieldPoint Petroleum Corp..........................     3,800        6,878
*   FMC Technologies, Inc..............................    32,475    1,217,163
*   Forum Energy Technologies, Inc.....................    25,171      388,892
#   GasLog, Ltd........................................    28,810      503,887
*   Gastar Exploration, Inc............................    56,282      131,700
#*  Geospace Technologies Corp.........................     7,326      175,677
#   Green Plains, Inc..................................    20,658      483,604
*   Gulf Coast Ultra Deep Royalty Trust................   101,362      108,457
#   Gulf Island Fabrication, Inc.......................     9,330      154,598
#   Gulfmark Offshore, Inc. Class A....................    16,100      317,653
*   Gulfport Energy Corp...............................    32,630    1,255,929
    Halliburton Co.....................................   112,980    4,518,070
#*  Harvest Natural Resources, Inc.....................    16,817       10,549
*   Helix Energy Solutions Group, Inc..................    91,889    1,724,757
#   Helmerich & Payne, Inc.............................    47,022    2,800,630
#*  Hercules Offshore, Inc.............................    13,000        9,360
    Hess Corp..........................................    67,481    4,554,293
    HollyFrontier Corp.................................   105,180    3,778,066
*   Hornbeck Offshore Services, Inc....................    19,815      439,893
#*  ION Geophysical Corp...............................    89,320      200,970
*   Key Energy Services, Inc...........................    42,054       70,651
    Kinder Morgan, Inc.................................   330,063   13,549,086
*   Kosmos Energy, Ltd.................................   103,930      911,466
#*  Laredo Petroleum Holdings, Inc.....................    39,938      391,792
#   LinnCo LLC.........................................    51,086      527,718
    Marathon Oil Corp..................................   202,042    5,374,317
    Marathon Petroleum Corp............................    89,535    8,290,046
#*  Matador Resources Co...............................    62,911    1,356,361
*   Matrix Service Co..................................    21,051      404,179
*   Mitcham Industries, Inc............................     4,347       24,387
    Murphy Oil Corp....................................    62,633    2,812,848
    Nabors Industries, Ltd.............................   156,516    1,801,499
    National Oilwell Varco, Inc........................    88,107    4,795,664
*   Natural Gas Services Group, Inc....................     9,446      190,715
*   Newfield Exploration Co............................    93,877    2,795,657
#*  Newpark Resources, Inc.............................    63,019      544,484
#   Noble Corp. P.L.C..................................    98,601    1,599,308
    Noble Energy, Inc..................................    82,164    3,922,509
#*  Northern Oil and Gas, Inc..........................    28,530      179,168
#*  Nuverra Environmental Solutions, Inc...............     7,871       17,552
#*  Oasis Petroleum, Inc...............................    73,574      988,835
    Occidental Petroleum Corp..........................   233,538   18,683,040
    Oceaneering International, Inc.....................    44,450    2,327,402
*   Oil States International, Inc......................    43,982    1,806,341
    ONEOK, Inc.........................................    87,909    3,870,633
#*  Pacific Drilling SA................................     1,660        5,528

                                     1364

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
#   Panhandle Oil and Gas, Inc. Class A................  19,348 $   405,147
#   Paragon Offshore P.L.C.............................  36,074      75,395
*   Parker Drilling Co.................................  78,886     213,781
    Patterson-UTI Energy, Inc.......................... 100,324   1,721,560
    PBF Energy, Inc. Class A...........................  49,927   1,402,949
#*  PDC Energy, Inc....................................  20,789     955,047
#*  Penn Virginia Corp.................................  41,259     201,344
*   PetroQuest Energy, Inc.............................  57,505     168,490
#*  PHI, Inc. Non-Voting...............................   9,637     329,682
*   PHI, Inc. Voting...................................     212       7,267
    Phillips 66........................................ 121,817   8,566,171
*   Pioneer Energy Services Corp.......................  39,527     163,642
    Pioneer Natural Resources Co.......................  14,627   2,201,802
    QEP Resources, Inc................................. 139,496   2,820,609
#   Range Resources Corp...............................  37,207   1,721,568
#*  Renewable Energy Group, Inc........................  25,557     223,368
#*  REX American Resources Corp........................   5,662     314,298
#*  Rex Energy Corp....................................  24,547      86,896
#*  RigNet, Inc........................................   7,949     272,015
#*  Rosetta Resources, Inc.............................  50,090     855,036
#   Rowan Cos. P.L.C. Class A..........................  42,946     907,020
#   RPC, Inc........................................... 108,670   1,355,115
#*  SandRidge Energy, Inc.............................. 229,480     323,567
    Schlumberger, Ltd.................................. 159,494  13,140,711
#   Scorpio Tankers, Inc............................... 126,652     996,751
#*  SEACOR Holdings, Inc...............................  15,224   1,095,367
    SemGroup Corp. Class A.............................  29,805   2,006,771
#*  Seventy Seven Energy, Inc..........................  21,065      83,207
#   Ship Finance International, Ltd....................  57,055     792,494
#   SM Energy Co.......................................  57,179   2,162,510
#*  Southwestern Energy Co............................. 185,604   4,601,123
    Spectra Energy Corp................................  36,389   1,216,848
*   Steel Excel, Inc...................................   7,165     171,530
#*  Stone Energy Corp..................................  32,742     461,007
    Superior Energy Services, Inc......................  90,662   1,813,240
#*  Synergy Resources Corp.............................  60,544     740,453
#*  Synthesis Energy Systems, Inc......................   9,454       6,684
    Targa Resources Corp...............................  14,064   1,221,177
#   Teekay Corp........................................  50,607   2,142,194
    Tesco Corp.........................................  31,927     326,932
    Tesoro Corp........................................  90,159   7,368,695
#*  TETRA Technologies, Inc............................  49,726     245,646
#*  TGC Industries, Inc................................  12,632      25,264
#   Tidewater, Inc.....................................  27,503     804,738
#   Transocean, Ltd....................................  86,308   1,406,820
#*  Triangle Petroleum Corp............................  66,682     350,081
#*  Ultra Petroleum Corp...............................  38,154     486,464
#*  Unit Corp..........................................  34,501   1,027,440
#*  Uranium Energy Corp................................   8,045      10,217
#   US Silica Holdings, Inc............................  24,885     627,102
#*  Vaalco Energy, Inc.................................  46,565     257,970
    Valero Energy Corp................................. 171,420   9,064,690
#   W&T Offshore, Inc..................................  32,786     165,897

                                     1365

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Energy -- (Continued)
#*  Warren Resources, Inc..............................  53,566 $     56,244
*   Weatherford International P.L.C.................... 339,927    3,511,446
    Western Refining, Inc..............................  99,647    3,699,893
*   Westmoreland Coal Co...............................  10,468      273,005
*   Whiting Petroleum Corp.............................  88,643    2,661,063
#*  Willbros Group, Inc................................  48,481      270,524
    Williams Cos., Inc. (The)..........................  58,785    2,578,310
    World Fuel Services Corp...........................  44,069    2,158,059
#*  WPX Energy, Inc.................................... 132,867    1,416,362
*   Yuma Energy, Inc...................................   1,933        3,209
*   Zion Oil & Gas, Inc................................   4,888        7,332
                                                                ------------
Total Energy...........................................          464,079,205
                                                                ------------
Financials -- (15.0%)
    1st Source Corp....................................  18,724      556,665
    Access National Corp...............................   2,539       45,347
    ACE, Ltd...........................................  56,534    6,103,411
*   Affiliated Managers Group, Inc.....................  11,784    2,421,848
    Aflac, Inc.........................................  89,101    5,085,885
    Alexander & Baldwin, Inc...........................  45,270    1,732,030
*   Alleghany Corp.....................................   7,307    3,230,352
    Alliance Bancorp, Inc. of Pennsylvania.............     600       10,476
    Allied World Assurance Co. Holdings AG.............  74,679    2,887,837
    Allstate Corp. (The)............................... 109,667    7,653,660
#*  Altisource Asset Management Corp...................     743      118,880
#*  Altisource Portfolio Solutions SA..................   9,318      188,969
#*  Ambac Financial Group, Inc.........................  14,625      357,581
    American Equity Investment Life Holding Co.........  65,745    1,677,155
    American Express Co................................  98,312    7,932,795
    American Financial Group, Inc......................  68,646    3,984,214
*   American Independence Corp.........................      75          832
    American International Group, Inc.................. 279,806   13,674,119
#   American National Bankshares, Inc..................   3,215       69,187
    American National Insurance Co.....................  10,370    1,078,895
*   American River Bankshares..........................   2,071       20,461
o*  American Spectrum Realty, Inc......................     450          284
    Ameriprise Financial, Inc..........................  55,806    6,972,402
    Ameris Bancorp.....................................  19,725      475,964
    AMERISAFE, Inc.....................................  13,726      558,648
    AmeriServ Financial, Inc...........................   3,367       10,067
#   Amtrust Financial Services, Inc....................  54,589    2,763,295
    Aon P.L.C..........................................  47,566    4,283,318
*   Arch Capital Group, Ltd............................  57,133    3,312,000
    Argo Group International Holdings, Ltd.............  21,992    1,176,352
    Arrow Financial Corp...............................   8,074      206,452
    Arthur J Gallagher & Co............................  38,758    1,722,018
#   Artisan Partners Asset Management, Inc. Class A....   8,971      433,030
    Aspen Insurance Holdings, Ltd......................  50,732    2,197,710
#   Associated Banc-Corp............................... 125,940    2,117,051
    Assurant, Inc......................................  51,999    3,302,456
    Assured Guaranty, Ltd.............................. 130,351    3,183,171
*   Asta Funding, Inc..................................   7,725       65,585
    Astoria Financial Corp.............................  75,600      924,588

                                     1366

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CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#*  Atlanticus Holdings Corp...........................    12,895 $    33,011
    Auburn National Bancorporation, Inc................       757      17,790
#*  AV Homes, Inc......................................     4,357      65,311
    Axis Capital Holdings, Ltd.........................    65,306   3,324,075
    Baldwin & Lyons, Inc. Class A......................       298       7,048
    Baldwin & Lyons, Inc. Class B......................     6,095     140,795
    Banc of California, Inc............................     7,068      72,447
    Bancfirst Corp.....................................    10,906     628,840
#*  Bancorp, Inc. (The)................................    22,034     187,730
    BancorpSouth, Inc..................................    81,915   1,626,013
    Bank Mutual Corp...................................    31,301     199,387
    Bank of America Corp............................... 1,870,912  28,344,317
    Bank of Commerce Holdings..........................     4,204      23,963
#   Bank of Hawaii Corp................................    33,755   1,905,807
    Bank of Kentucky Financial Corp (The)..............     1,629      72,393
    Bank of New York Mellon Corp. (The)................   161,097   5,799,492
#   Bank of the Ozarks, Inc............................    50,722   1,644,914
    BankFinancial Corp.................................    11,704     132,372
    BankUnited, Inc....................................    65,937   1,823,817
    Banner Corp........................................    21,141     853,674
    Bar Harbor Bankshares..............................     2,607      80,035
    BB&T Corp..........................................   130,008   4,587,982
#   BBCN Bancorp, Inc..................................    66,721     864,037
#*  BBX Capital Corp. Class A..........................     3,756      53,110
    BCB Bancorp, Inc...................................     2,691      31,243
#*  Bear State Financial, Inc..........................       110       1,190
#*  Beneficial Bancorp, Inc............................    57,283     618,084
*   Berkshire Hathaway, Inc. Class B...................   120,479  17,338,133
    Berkshire Hills Bancorp, Inc.......................    18,621     463,663
    BGC Partners, Inc. Class A.........................   271,149   2,123,097
    BlackRock, Inc.....................................    23,004   7,833,092
#*  BofI Holding, Inc..................................    13,947   1,176,569
#   BOK Financial Corp.................................    37,587   2,033,833
#   Boston Private Financial Holdings, Inc.............    59,787     657,657
    Bridge Bancorp, Inc................................     1,438      35,490
*   Bridge Capital Holdings............................     1,976      43,176
    Brookline Bancorp, Inc.............................    62,224     597,350
    Brown & Brown, Inc.................................   103,387   3,189,489
    Bryn Mawr Bank Corp................................    10,006     291,675
    C&F Financial Corp.................................       353      12,457
    Calamos Asset Management, Inc. Class A.............    16,584     208,129
    California First National Bancorp..................     1,859      25,654
    Camden National Corp...............................     5,283     196,316
    Cape Bancorp, Inc..................................     1,253      10,813
*   Capital Bank Financial Corp. Class A...............     1,898      46,349
#   Capital City Bank Group, Inc.......................     9,251     138,765
    Capital One Financial Corp.........................   121,877   8,922,615
#   Capitol Federal Financial, Inc.....................   115,543   1,439,666
    Cardinal Financial Corp............................    33,061     588,816
*   Carolina Bank Holdings, Inc........................       900       8,820
*   Cascade Bancorp....................................    15,277      70,580
#   Cash America International, Inc....................    23,782     494,666
    Cathay General Bancorp.............................    67,423   1,610,735

                                     1367

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CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    CBOE Holdings, Inc.................................  32,258 $ 2,079,673
*   CBRE Group, Inc. Class A...........................  37,078   1,199,103
    Centerstate Banks, Inc.............................  24,913     274,292
#   Central Pacific Financial Corp.....................  18,633     390,920
    Century Bancorp, Inc. Class A......................   1,308      50,724
    Charles Schwab Corp. (The).........................  80,456   2,090,247
    Chemical Financial Corp............................  24,206     686,482
    Chicopee Bancorp, Inc..............................   3,900      64,194
    Chubb Corp. (The)..................................  53,621   5,249,496
    Cincinnati Financial Corp..........................  70,627   3,567,370
    CIT Group, Inc.....................................  76,670   3,359,679
    Citigroup, Inc..................................... 570,775  26,797,886
    Citizens Community Bancorp, Inc....................   1,100      10,027
    Citizens Holding Co................................     200       3,724
#*  Citizens, Inc......................................  28,479     205,618
    City Holding Co....................................  11,662     493,652
    City National Corp.................................  37,071   3,213,685
    CKX Lands, Inc.....................................      39         587
#   Clifton Bancorp, Inc...............................  20,542     272,387
    CME Group, Inc.....................................  63,511   5,417,488
    CNA Financial Corp.................................  74,047   2,884,871
#   CNB Financial Corp.................................   5,633      95,761
    CNO Financial Group, Inc........................... 150,916   2,342,216
    CoBiz Financial, Inc...............................  29,710     323,839
    Codorus Valley Bancorp, Inc........................     565      11,340
#   Cohen & Steers, Inc................................   9,219     387,936
*   Colonial Financial Services, Inc...................     721       9,557
*   Colony Bankcorp, Inc...............................     327       2,439
    Columbia Banking System, Inc.......................  44,503   1,131,711
    Comerica, Inc......................................  78,865   3,272,897
#   Commerce Bancshares, Inc...........................  70,826   2,833,040
    Commercial National Financial Corp.................     923      20,444
    Community Bank Shares of Indiana, Inc..............      15         405
#   Community Bank System, Inc.........................  33,273   1,118,971
*   Community Bankers Trust Corp.......................     700       3,052
    Community Trust Bancorp, Inc.......................  14,272     450,710
    ConnectOne Bancorp, Inc............................  12,425     228,620
#   Consolidated-Tomoka Land Co........................   4,611     251,530
*   Consumer Portfolio Services, Inc...................  13,230      74,088
#*  Cowen Group, Inc. Class A..........................  83,302     346,536
    Crawford & Co. Class A.............................  16,580     128,495
#   Crawford & Co. Class B.............................  16,901     158,024
#*  Credit Acceptance Corp.............................  14,217   2,241,168
#   Cullen/Frost Bankers, Inc..........................  42,390   2,640,897
#*  Customers Bancorp, Inc.............................   8,107     159,303
#   CVB Financial Corp.................................  71,868   1,049,991
    Diamond Hill Investment Group, Inc.................   1,238     161,014
    Dime Community Bancshares, Inc.....................  36,894     544,555
    Discover Financial Services........................ 116,309   6,324,883
    Donegal Group, Inc. Class A........................  14,239     227,682
    Donegal Group, Inc. Class B........................   1,947      45,414
*   E*TRADE Financial Corp............................. 169,915   3,916,541
*   Eagle Bancorp, Inc.................................     610      20,862

                                     1368

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CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    East West Bancorp, Inc.............................  98,207 $3,553,129
*   Eastern Virginia Bankshares, Inc...................     889      5,556
    Eaton Vance Corp...................................  43,967  1,769,672
#*  eHealth, Inc.......................................  11,757    120,392
    EMC Insurance Group, Inc...........................   7,870    253,886
    Employers Holdings, Inc............................  27,095    563,576
#*  Encore Capital Group, Inc..........................  18,113    674,166
    Endurance Specialty Holdings, Ltd..................  38,019  2,323,721
*   Enova International, Inc...........................  21,079    405,771
*   Enstar Group, Ltd..................................   9,932  1,340,522
#   Enterprise Bancorp, Inc............................   3,460     70,757
    Enterprise Financial Services Corp.................  11,546    220,644
    Erie Indemnity Co. Class A.........................  23,960  2,076,374
    ESB Financial Corp.................................   7,462    124,690
    ESSA Bancorp, Inc..................................   7,111     86,399
    Evans Bancorp, Inc.................................     807     19,086
#   EverBank Financial Corp............................   3,211     56,032
    Evercore Partners, Inc. Class A....................  29,082  1,392,155
    Everest Re Group, Ltd..............................  24,621  4,219,547
#*  Ezcorp, Inc. Class A...............................  19,715    203,262
*   Farmers Capital Bank Corp..........................   1,450     32,393
    FBL Financial Group, Inc. Class A..................  19,223  1,003,248
    Federal Agricultural Mortgage Corp. Class A........     635     14,446
    Federal Agricultural Mortgage Corp. Class C........   7,305    201,253
#   Federated Investors, Inc. Class B..................  49,210  1,555,528
    Federated National Holding Co......................  12,792    372,375
    Fidelity Southern Corp.............................   5,109     78,117
    Fifth Third Bancorp................................ 350,750  6,067,975
#   Financial Engines, Inc.............................   2,609     93,663
    Financial Institutions, Inc........................  10,300    226,909
*   First Acceptance Corp..............................  16,289     37,953
#   First American Financial Corp......................  70,958  2,413,991
    First Bancorp, Inc.................................   3,162     52,426
*   First BanCorp.(318672706)..........................  44,924    246,633
    First Bancorp.(318910106)..........................  10,815    179,529
    First Busey Corp...................................  58,051    357,594
    First Business Financial Services, Inc.............   1,140     49,898
#*  First Cash Financial Services, Inc.................  27,205  1,352,633
    First Citizens BancShares, Inc. Class A............   5,627  1,373,269
    First Commonwealth Financial Corp..................  74,983    591,616
    First Community Bancshares, Inc....................  10,710    168,040
    First Defiance Financial Corp......................   5,522    168,200
    First Financial Bancorp............................  49,773    822,250
#   First Financial Bankshares, Inc....................  42,226  1,042,982
#   First Financial Corp...............................   9,463    306,696
    First Financial Northwest, Inc.....................  11,880    142,441
#   First Horizon National Corp........................ 175,264  2,276,679
    First Interstate Bancsystem, Inc...................  15,883    379,604
    First Merchants Corp...............................  30,635    669,068
    First Midwest Bancorp, Inc.........................  63,291    974,681
*   First NBC Bank Holding Co..........................   3,237    100,218
    First Niagara Financial Group, Inc................. 197,811  1,606,225
    First Republic Bank................................  28,243  1,438,134

                                     1369

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    First South Bancorp, Inc...........................   4,040 $    32,118
*   First United Corp..................................   1,100       9,339
    FirstMerit Corp....................................  95,336   1,562,080
*   Flagstar Bancorp, Inc..............................  23,759     337,615
    Flushing Financial Corp............................  31,272     566,023
#   FNB Corp........................................... 135,259   1,623,108
    FNF Group.......................................... 140,300   4,924,530
*   FNFV Group.........................................  46,761     579,836
*   Forest City Enterprises, Inc. Class A.............. 120,075   2,941,837
*   Forest City Enterprises, Inc. Class B..............   3,599      88,247
#*  Forestar Group, Inc................................  31,081     412,445
    Fox Chase Bancorp, Inc.............................  11,004     178,705
    Franklin Resources, Inc............................  46,045   2,372,699
#*  FRP Holdings, Inc..................................   5,087     184,149
    Fulton Financial Corp.............................. 156,516   1,745,153
#   FXCM, Inc. Class A.................................  24,357      53,585
#   Gain Capital Holdings, Inc.........................  17,175     139,976
    GAMCO Investors, Inc. Class A......................   4,711     384,653
*   Genworth Financial, Inc. Class A................... 223,449   1,559,674
#   German American Bancorp, Inc.......................   7,989     223,692
    GFI Group, Inc.....................................  76,676     430,152
    Glacier Bancorp, Inc...............................  48,092   1,071,009
#*  Global Indemnity P.L.C.............................  10,235     268,566
    Goldman Sachs Group, Inc. (The)....................  78,303  13,500,220
    Great Southern Bancorp, Inc........................   9,255     334,291
*   Green Dot Corp. Class A............................  28,207     430,157
#   Greenhill & Co., Inc...............................  14,933     550,729
*   Greenlight Capital Re, Ltd. Class A................  25,365     796,715
#   Griffin Land & Nurseries, Inc......................   2,369      70,217
    Guaranty Bancorp...................................   1,008      13,487
*   Hallmark Financial Services, Inc...................  11,884     131,199
    Hampden Bancorp, Inc...............................   1,565      31,441
    Hancock Holding Co.................................  58,983   1,540,046
    Hanmi Financial Corp...............................  25,832     513,024
    Hanover Insurance Group, Inc. (The)................  37,423   2,582,187
    Harleysville Savings Financial Corp................   1,326      23,603
    Hartford Financial Services Group, Inc. (The)...... 207,987   8,090,694
    Hawthorn Bancshares, Inc...........................     250       3,558
    HCC Insurance Holdings, Inc........................  70,243   3,746,762
#   HCI Group, Inc.....................................  13,265     612,976
#   Heartland Financial USA, Inc.......................  10,486     289,623
    Heritage Commerce Corp.............................  14,694     122,842
#   Heritage Financial Corp............................  18,969     294,399
    Heritage Financial Group, Inc......................     782      18,745
    HF Financial Corp..................................     761      10,966
    HFF, Inc. Class A..................................  22,452     762,694
*   Hilltop Holdings, Inc..............................  74,041   1,343,844
    Hingham Institution for Savings....................     248      21,824
*   HMN Financial, Inc.................................     212       2,595
    Home Bancorp, Inc..................................   3,783      82,772
    Home BancShares, Inc...............................  39,235   1,162,141
#   HomeStreet, Inc....................................   1,543      27,249
*   HomeTrust Bancshares, Inc..........................   4,124      63,716

                                     1370

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CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    HopFed Bancorp, Inc................................   1,664 $    21,981
    Horace Mann Educators Corp.........................  30,029     914,984
#   Horizon Bancorp....................................   1,417      31,712
*   Howard Hughes Corp. (The)..........................  27,641   3,610,744
    Hudson City Bancorp, Inc........................... 285,251   2,558,701
    Hudson Valley Holding Corp.........................  11,073     273,171
    Huntington Bancshares, Inc......................... 359,754   3,604,735
    Iberiabank Corp....................................  28,051   1,531,865
#*  Imperial Holdings, Inc.............................   1,539       9,142
#   Independence Holding Co............................   6,304      80,124
    Independent Bank Corp..............................  18,876     714,079
#   Independent Bank Group, Inc........................   2,082      64,979
    Infinity Property & Casualty Corp..................   7,323     514,587
    Interactive Brokers Group, Inc. Class A............  60,483   1,852,594
    Intercontinental Exchange, Inc.....................  21,406   4,403,856
    International Bancshares Corp......................  49,191   1,107,289
    Intervest Bancshares Corp. Class A.................   8,831      86,985
#*  INTL. FCStone, Inc.................................  14,695     283,320
    Invesco, Ltd....................................... 147,349   5,412,129
*   Investment Technology Group, Inc...................  32,640     677,280
#   Investors Bancorp, Inc............................. 231,672   2,550,709
    Investors Title Co.................................     675      48,425
#   Janus Capital Group, Inc........................... 126,443   2,217,810
#   JMP Group, Inc.....................................  11,563      88,226
    Jones Lang LaSalle, Inc............................  26,326   3,872,028
    JPMorgan Chase & Co................................ 723,666  39,352,957
*   KCG Holdings, Inc. Class A.........................   9,820     120,099
#*  Kearny Financial Corp..............................  38,365     498,745
    Kemper Corp........................................  45,682   1,594,759
    Kennedy-Wilson Holdings, Inc.......................  47,012   1,250,049
    Kentucky First Federal Bancorp.....................   1,549      12,733
    KeyCorp............................................ 362,394   4,707,498
#*  Ladenburg Thalmann Financial Services, Inc.........  56,411     214,926
    Lake Shore Bancorp, Inc............................     125       1,641
    Lakeland Bancorp, Inc..............................  22,922     247,328
    Lakeland Financial Corp............................  13,377     504,848
    Landmark Bancorp, Inc..............................   1,337      28,077
    LegacyTexas Financial Group, Inc...................  34,190     677,646
    Legg Mason, Inc....................................  88,384   4,900,009
*   LendingTree, Inc...................................   7,617     313,668
    Leucadia National Corp............................. 149,602   3,391,477
    Lincoln National Corp.............................. 105,037   5,249,749
    LNB Bancorp, Inc...................................   5,305      92,307
    Loews Corp.........................................  85,147   3,257,724
    Louisiana Bancorp, Inc.............................   2,000      42,720
    LPL Financial Holdings, Inc........................  58,838   2,421,184
#   M&T Bank Corp......................................  55,442   6,273,817
#   Macatawa Bank Corp.................................  15,666      82,560
#   Maiden Holdings, Ltd...............................  60,532     756,650
#   MainSource Financial Group, Inc....................  14,442     277,286
    Manning & Napier, Inc..............................   6,391      68,448
*   Markel Corp........................................   7,160   4,892,858
    MarketAxess Holdings, Inc..........................  18,326   1,392,226

                                     1371

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    Marlin Business Services Corp......................  10,315 $  165,556
    Marsh & McLennan Cos., Inc.........................  50,167  2,697,480
#*  Maui Land & Pineapple Co., Inc.....................   1,700     10,727
    MB Financial, Inc..................................  59,997  1,704,515
*   MBIA, Inc.......................................... 177,836  1,426,245
*   MBT Financial Corp.................................   2,175     11,158
    McGraw Hill Financial, Inc.........................  17,199  1,538,279
#   Meadowbrook Insurance Group, Inc...................  44,067    365,756
    Mercantile Bank Corp...............................   6,609    125,571
    Merchants Bancshares, Inc..........................   2,632     70,459
    Mercury General Corp...............................  38,157  2,180,673
#*  Meridian Bancorp, Inc..............................  31,006    359,980
    Meta Financial Group, Inc..........................     496     16,601
    MetLife, Inc....................................... 165,434  7,692,681
*   Metro Bancorp, Inc.................................   9,396    239,222
#*  MGIC Investment Corp............................... 111,894    953,337
    MidSouth Bancorp, Inc..............................   4,898     68,278
    MidWestOne Financial Group, Inc....................   2,909     81,510
    Montpelier Re Holdings, Ltd........................  40,003  1,405,305
    Moody's Corp.......................................  29,086  2,656,424
    Morgan Stanley..................................... 254,510  8,604,983
*   MSB Financial Corp.................................     687      7,262
    MSCI, Inc..........................................  67,973  3,658,307
    MutualFirst Financial, Inc.........................   1,660     36,337
    NASDAQ OMX Group, Inc. (The).......................  75,383  3,437,465
    National Bank Holdings Corp. Class A...............   2,668     49,225
#   National Interstate Corp...........................  11,338    292,180
    National Penn Bancshares, Inc...................... 103,766  1,006,530
    National Western Life Insurance Co. Class A........     577    137,551
#*  Nationstar Mortgage Holdings, Inc..................   6,015    154,646
    Navient Corp....................................... 145,842  2,878,921
*   Navigators Group, Inc. (The).......................  12,800    950,016
#   NBT Bancorp, Inc...................................  31,763    730,867
    Nelnet, Inc. Class A...............................  27,697  1,211,467
    New Hampshire Thrift Bancshares, Inc...............   2,140     32,464
#   New York Community Bancorp, Inc.................... 112,158  1,732,841
#*  NewBridge Bancorp..................................   8,517     66,773
#*  NewStar Financial, Inc.............................  30,792    325,471
*   Nicholas Financial, Inc............................      95      1,352
    Northeast Community Bancorp, Inc...................   5,046     35,019
    Northern Trust Corp................................  63,758  4,168,498
#   Northfield Bancorp, Inc............................  56,741    817,070
    Northrim BanCorp, Inc..............................   2,908     60,283
    NorthStar Asset Management Group, Inc..............  20,292    429,582
#   Northwest Bancshares, Inc..........................  80,415    948,897
    Norwood Financial Corp.............................      71      2,126
    Ocean Shore Holding Co.............................   3,233     45,682
    OceanFirst Financial Corp..........................  11,656    188,827
#*  Ocwen Financial Corp...............................  70,820    433,418
    OFG Bancorp........................................  39,825    641,183
    Ohio Valley Banc Corp..............................   1,078     25,872
    Old Line Bancshares, Inc...........................      98      1,415
    Old National Bancorp...............................  90,863  1,218,473

                                     1372

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CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
#   Old Republic International Corp.................... 177,794 $2,496,228
*   Old Second Bancorp, Inc............................   3,572     19,432
    OneBeacon Insurance Group, Ltd. Class A............  19,665    310,904
    Oppenheimer Holdings, Inc. Class A.................   6,504    128,454
    Oritani Financial Corp.............................  47,695    672,976
    Pacific Continental Corp...........................   8,942    113,027
*   Pacific Mercantile Bancorp.........................   4,434     30,373
*   Pacific Premier Bancorp, Inc.......................   1,300     19,318
#   PacWest Bancorp....................................  83,360  3,564,057
#   Park National Corp.................................   9,540    767,111
    Park Sterling Corp.................................  11,737     78,638
    PartnerRe, Ltd.....................................  37,587  4,299,953
    Peapack Gladstone Financial Corp...................   3,780     67,397
    Penns Woods Bancorp, Inc...........................   2,417    107,339
*   PennyMac Financial Services, Inc. Class A..........     928     16,723
#   People's United Financial, Inc..................... 165,379  2,326,883
    Peoples Bancorp of North Carolina, Inc.............     126      2,272
#   Peoples Bancorp, Inc...............................   7,133    162,989
#*  PHH Corp...........................................  35,479    884,846
#*  Phoenix Cos., Inc. (The)...........................   3,177    197,069
#*  PICO Holdings, Inc.................................  18,025    288,220
    Pinnacle Financial Partners, Inc...................  25,360    911,438
*   Piper Jaffray Cos..................................  10,445    533,217
    Platinum Underwriters Holdings, Ltd................  22,758  1,680,223
    PNC Financial Services Group, Inc. (The)...........  90,112  7,618,068
*   Popular, Inc.......................................  63,178  1,947,778
#*  PRA Group, Inc.....................................  37,832  1,873,441
    Preferred Bank.....................................   2,268     59,217
    Premier Financial Bancorp, Inc.....................   1,908     28,296
    Primerica, Inc.....................................  45,195  2,243,480
    Principal Financial Group, Inc..................... 133,424  6,261,588
    PrivateBancorp, Inc................................  51,530  1,563,420
    ProAssurance Corp..................................  42,711  1,895,087
    Progressive Corp. (The)............................ 193,574  5,023,245
#   Prosperity Bancshares, Inc.........................  40,273  1,844,101
    Protective Life Corp...............................  54,487  3,811,366
    Provident Financial Holdings, Inc..................   5,500     85,360
    Provident Financial Services, Inc..................  49,836    865,153
    Prudential Bancorp, Inc............................   1,572     19,131
    Prudential Financial, Inc..........................  78,816  5,980,558
    Pulaski Financial Corp.............................   4,605     54,800
    Pzena Investment Management, Inc. Class A..........   4,710     38,292
    QC Holdings, Inc...................................   6,412     10,868
    QCR Holdings, Inc..................................     797     14,027
#   Radian Group, Inc..................................  80,134  1,262,912
    Raymond James Financial, Inc.......................  55,106  2,899,678
#   RCS Capital Corp. Class A..........................  17,943    169,202
*   Realogy Holdings Corp..............................  49,011  2,279,012
#*  Regional Management Corp...........................   1,031     14,980
    Regions Financial Corp............................. 562,877  4,897,030
    Reinsurance Group of America, Inc..................  49,681  4,114,084
    RenaissanceRe Holdings, Ltd........................  32,375  3,096,021
    Renasant Corp......................................  21,917    573,349

                                     1373

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    Republic Bancorp, Inc. Class A.....................  11,604 $  264,455
#*  Republic First Bancorp, Inc........................   8,744     29,992
    Resource America, Inc. Class A.....................  14,603    128,360
*   Riverview Bancorp, Inc.............................   5,533     24,345
#   RLI Corp...........................................  29,838  1,399,701
*   Royal Bancshares of Pennsylvania, Inc. Class A.....   4,578      8,240
#   S&T Bancorp, Inc...................................  25,331    696,349
#*  Safeguard Scientifics, Inc.........................  21,575    395,470
    Safety Insurance Group, Inc........................  24,656  1,527,439
#   Salisbury Bancorp, Inc.............................     300      8,190
#   Sandy Spring Bancorp, Inc..........................  18,419    455,502
    SB Financial Group, Inc............................     600      5,766
*   Seacoast Banking Corp. of Florida..................   9,196    116,421
    SEI Investments Co.................................  33,229  1,334,809
    Selective Insurance Group, Inc.....................  44,256  1,142,690
*   Shore Bancshares, Inc..............................   1,418     13,117
    SI Financial Group, Inc............................   4,396     48,400
    Sierra Bancorp.....................................   6,986    110,658
*   Signature Bank.....................................  31,123  3,645,437
    Simmons First National Corp. Class A...............  16,846    630,377
    Simplicity Bancorp, Inc............................   4,666     82,075
    SLM Corp........................................... 416,806  3,797,103
    South State Corp...................................  18,303  1,092,872
*   Southcoast Financial Corp..........................   1,309      9,818
*   Southern First Bancshares, Inc.....................      18        315
    Southern Missouri Bancorp, Inc.....................      65      2,405
    Southern National Bancorp of Virginia, Inc.........     417      4,650
#   Southside Bancshares, Inc..........................  16,069    438,684
    Southwest Bancorp, Inc.............................  19,343    295,174
#*  St Joe Co. (The)...................................  51,029    824,629
    StanCorp Financial Group, Inc......................  33,278  2,064,567
    State Auto Financial Corp..........................  24,050    529,100
    State Street Corp..................................  81,901  5,856,741
    Sterling Bancorp...................................  59,090    778,806
    Stewart Information Services Corp..................  19,992    715,714
*   Stifel Financial Corp..............................  39,479  1,861,435
    Stock Yards Bancorp, Inc...........................  10,419    320,905
#*  Stratus Properties, Inc............................     271      3,653
#   Suffolk Bancorp....................................   6,095    140,185
    Summit State Bank..................................     361      4,841
#*  Sun Bancorp, Inc...................................   5,405     98,912
    SunTrust Banks, Inc................................  88,716  3,408,469
    Susquehanna Bancshares, Inc........................ 138,739  1,749,499
*   SVB Financial Group................................  39,207  4,426,470
    Symetra Financial Corp.............................  84,922  1,724,766
    Synovus Financial Corp.............................  89,519  2,306,905
    T Rowe Price Group, Inc............................  14,474  1,139,393
    TCF Financial Corp................................. 144,190  2,119,593
    TD Ameritrade Holding Corp......................... 153,891  4,984,529
#*  Tejon Ranch Co.....................................  12,125    298,518
    Territorial Bancorp, Inc...........................   7,203    156,593
#   Teton Advisors, Inc. Class A.......................      29      1,585
*   Texas Capital Bancshares, Inc......................  28,176  1,150,990

                                     1374

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    TFS Financial Corp.................................   140,255 $ 1,966,375
    Timberland Bancorp, Inc............................       899       9,440
#   Tompkins Financial Corp............................    11,877     608,934
#   Torchmark Corp.....................................    46,106   2,308,527
#   Towne Bank.........................................    20,844     302,446
*   Transcontinental Realty Investors, Inc.............       860       9,529
    Travelers Cos., Inc. (The).........................   112,519  11,569,204
    Trico Bancshares...................................    16,399     382,917
*   Trinity Place Holdings, Inc........................       699       5,243
*   TriState Capital Holdings, Inc.....................       700       6,622
#   TrustCo Bank Corp..................................    67,219     432,218
#   Trustmark Corp.....................................    54,691   1,168,200
    U.S. Bancorp.......................................   381,670  15,995,790
#   UMB Financial Corp.................................    33,399   1,620,519
    Umpqua Holdings Corp...............................    88,806   1,377,381
#   Union Bankshares Corp..............................    34,312     686,240
    Union Bankshares, Inc..............................       337       8,356
    United Bancshares, Inc.............................       606       8,787
#   United Bankshares, Inc.............................    55,131   1,863,979
    United Community Banks, Inc........................    40,580     710,556
#   United Community Financial Corp....................    16,502      89,111
    United Financial Bancorp, Inc......................    41,883     521,025
    United Fire Group, Inc.............................    16,201     452,656
*   United Security Bancshares.........................     2,038      10,516
    Unity Bancorp, Inc.................................     2,462      22,552
#   Universal Insurance Holdings, Inc..................    55,727   1,294,538
    Univest Corp. of Pennsylvania......................    11,265     208,628
    Unum Group.........................................   118,197   3,671,199
    Validus Holdings, Ltd..............................    69,026   2,736,881
#   Valley National Bancorp............................   136,606   1,240,382
    Virtus Investment Partners, Inc....................     5,898     799,946
    Voya Financial, Inc................................    42,868   1,672,281
    Waddell & Reed Financial, Inc. Class A.............    23,837   1,065,752
*   Walker & Dunlop, Inc...............................     9,969     176,950
    Washington Federal, Inc............................    86,314   1,714,196
#   Washington Trust Bancorp, Inc......................    11,229     411,206
#   Waterstone Financial, Inc..........................    18,481     234,339
    Wayne Savings Bancshares, Inc......................       243       3,222
#   Webster Financial Corp.............................    73,199   2,234,765
    Wells Fargo & Co................................... 1,199,886  62,298,081
#   WesBanco, Inc......................................    21,648     653,337
#   West Bancorporation, Inc...........................     9,721     159,036
#   Westamerica Bancorporation.........................    15,469     629,279
*   Western Alliance Bancorp...........................    71,984   1,850,709
    Westfield Financial, Inc...........................    18,225     131,220
    Westwood Holdings Group, Inc.......................     6,019     355,061
    Willis Group Holdings P.L.C........................    56,094   2,428,870
    Wilshire Bancorp, Inc..............................    74,803     680,707
    Wintrust Financial Corp............................    40,080   1,742,278
#   WisdomTree Investments, Inc........................    64,470   1,123,067
#*  World Acceptance Corp..............................     8,220     603,759
    WR Berkley Corp....................................    60,320   2,955,077
    WSFS Financial Corp................................     4,611     340,568

                                     1375

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Financials -- (Continued)
    WVS Financial Corp.................................     757 $      8,577
    XL Group P.L.C..................................... 128,791    4,442,002
*   Yadkin Financial Corp..............................   6,341      120,859
#   Zions Bancorporation............................... 103,794    2,486,904
                                                                ------------
Total Financials.......................................          843,272,655
                                                                ------------
Health Care -- (10.3%)
#   Abaxis, Inc........................................   8,090      497,373
    Abbott Laboratories................................ 171,651    7,683,099
    AbbVie, Inc........................................ 109,207    6,590,642
#*  Acadia Healthcare Co., Inc.........................  24,515    1,415,741
#*  ACADIA Pharmaceuticals, Inc........................  11,647      354,418
#*  Accretive Health, Inc..............................   4,574       26,758
#*  Accuray, Inc.......................................  35,077      258,517
#*  Acorda Therapeutics, Inc...........................  15,136      628,901
*   Actavis P.L.C......................................  45,464   12,117,975
#*  Adcare Health Systems, Inc.........................   2,885       11,540
*   Addus HomeCare Corp................................   6,927      153,641
    Aetna, Inc......................................... 103,394    9,493,637
#*  Affymetrix, Inc....................................  51,400      567,456
    Agilent Technologies, Inc..........................  40,144    1,516,239
*   Agios Pharmaceuticals, Inc.........................   4,584      531,377
#*  Air Methods Corp...................................  40,181    1,669,521
#*  Akorn, Inc.........................................  49,636    2,113,501
#*  Albany Molecular Research, Inc.....................  19,802      323,367
*   Alere, Inc.........................................  56,574    2,301,996
*   Alexion Pharmaceuticals, Inc.......................  12,000    2,198,880
#*  Align Technology, Inc..............................  36,980    1,961,789
*   Alkermes P.L.C.....................................  16,011    1,156,795
    Allergan, Inc......................................  15,701    3,442,601
*   Alliance HealthCare Services, Inc..................   5,641      127,148
*   Allied Healthcare Products, Inc....................     500          780
#*  Allscripts Healthcare Solutions, Inc...............  89,575    1,066,838
#*  Almost Family, Inc.................................   5,468      166,008
#*  Alnylam Pharmaceuticals, Inc.......................  15,940    1,495,650
*   Alphatec Holdings, Inc.............................  36,305       46,470
#*  AMAG Pharmaceuticals, Inc..........................   7,668      338,849
#*  Amedisys, Inc......................................  23,177      653,128
    AmerisourceBergen Corp.............................  46,200    4,391,310
    Amgen, Inc.........................................  85,813   13,065,887
*   AMN Healthcare Services, Inc.......................  46,624      877,464
#*  Amsurg Corp........................................  32,178    1,775,582
#   Analogic Corp......................................   7,841      639,277
#*  AngioDynamics, Inc.................................  24,857      478,373
#*  Anika Therapeutics, Inc............................  15,604      611,365
    Anthem, Inc........................................  83,721   11,298,986
#*  athenahealth, Inc..................................   6,528      912,027
#   Atrion Corp........................................   1,410      472,350
    Baxter International, Inc..........................  48,294    3,395,551
    Becton Dickinson and Co............................  12,012    1,658,617
*   Bio-Rad Laboratories, Inc. Class A.................  15,160    1,735,365
*   Bio-Rad Laboratories, Inc. Class B.................     630       70,286
*   Bio-Reference Laboratories, Inc....................  15,232      510,729

                                     1376

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Health Care -- (Continued)
    Bio-Techne Corp....................................  11,352 $1,055,963
#*  BioDelivery Sciences International, Inc............   1,033     13,532
*   Biogen Idec, Inc...................................  16,395  6,380,278
*   BioMarin Pharmaceutical, Inc.......................  15,781  1,533,282
#*  BioScrip, Inc......................................  42,088    242,006
*   Biospecifics Technologies Corp.....................   2,154     84,738
*   BioTelemetry, Inc..................................  16,060    158,673
*   Bluebird Bio, Inc..................................     669     62,157
*   Boston Scientific Corp............................. 437,406  6,477,983
#*  Bovie Medical Corp.................................   6,717     23,509
    Bristol-Myers Squibb Co............................  95,632  5,763,741
*   Brookdale Senior Living, Inc.......................  85,903  2,899,226
#*  Bruker Corp........................................  28,028    528,608
*   Cambrex Corp.......................................  27,234    610,859
    Cantel Medical Corp................................  27,844  1,129,631
#*  Capital Senior Living Corp.........................  22,940    547,578
    Cardinal Health, Inc...............................  31,700  2,637,123
*   CareFusion Corp....................................  92,712  5,497,822
*   CAS Medical Systems, Inc...........................     415        647
*   Celgene Corp.......................................  53,962  6,430,112
*   Centene Corp.......................................  30,879  3,370,752
#*  Cepheid............................................   9,601    542,553
*   Cerner Corp........................................  28,400  1,884,340
*   Charles River Laboratories International, Inc......  46,235  3,206,397
#   Chemed Corp........................................  13,161  1,331,104
    Cigna Corp.........................................  70,425  7,523,503
*   Community Health Systems, Inc...................... 120,797  5,685,915
#   Computer Programs & Systems, Inc...................   7,100    349,746
    CONMED Corp........................................  17,455    831,556
    Cooper Cos., Inc. (The)............................  30,523  4,811,951
*   Corvel Corp........................................  13,298    438,036
*   Covance, Inc.......................................  30,379  3,226,554
    CR Bard, Inc.......................................   7,489  1,280,844
*   Cross Country Healthcare, Inc......................  21,341    218,318
    CryoLife, Inc......................................  17,137    192,963
#*  Cumberland Pharmaceuticals, Inc....................  12,297     71,446
#*  Cutera, Inc........................................   8,996    119,647
*   Cyberonics, Inc....................................  15,516    862,224
*   Cynosure, Inc. Class A.............................  14,888    449,915
*   DaVita HealthCare Partners, Inc.................... 123,398  9,262,254
    Daxor Corp.........................................   1,894     11,800
    DENTSPLY International, Inc........................  35,485  1,775,137
*   Depomed, Inc.......................................  45,358    828,691
*   DexCom, Inc........................................   8,806    526,423
    Digirad Corp.......................................   8,621     35,777
*   Edwards Lifesciences Corp..........................  16,691  2,092,217
    Eli Lilly & Co.....................................  54,013  3,888,936
#*  Emergent Biosolutions, Inc.........................  26,611    745,906
*   Endo International P.L.C...........................  39,532  3,147,140
    Ensign Group, Inc. (The)...........................  22,458    932,007
#*  Envision Healthcare Holdings, Inc..................   7,861    270,261
*   Enzo Biochem, Inc..................................  22,936     72,248
#*  EPIRUS Biopharmaceuticals, Inc.....................      20         99

                                     1377

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
*   Exactech, Inc......................................   8,450 $   175,675
#*  ExamWorks Group, Inc...............................  25,642     947,728
*   Express Scripts Holding Co......................... 163,258  13,176,553
*   Five Star Quality Care, Inc........................  22,430      78,056
*   Genesis Healthcare, Inc............................  15,517     128,791
*   Gentiva Health Services, Inc.......................  20,482     397,760
*   Gilead Sciences, Inc............................... 109,368  11,465,047
*   Globus Medical, Inc. Class A.......................  40,935     965,247
*   Greatbatch, Inc....................................  14,728     715,192
#*  Haemonetics Corp...................................  34,528   1,367,309
*   Halyard Health, Inc................................   4,128     183,985
#*  Hanger, Inc........................................  22,861     493,340
*   Harvard Apparatus Regenerative Technology, Inc.....   4,721      15,343
*   Harvard Bioscience, Inc............................  18,886      98,396
*   HCA Holdings, Inc..................................  15,818   1,119,914
*   Health Net, Inc....................................  56,130   3,040,562
    HealthSouth Corp...................................  29,614   1,305,977
*   HealthStream, Inc..................................  12,289     347,287
*   Healthways, Inc....................................  22,030     454,259
*   Henry Schein, Inc..................................  27,023   3,731,066
    Hill-Rom Holdings, Inc.............................  56,152   2,681,820
#*  HMS Holdings Corp..................................  34,154     675,737
*   Hologic, Inc....................................... 104,110   3,161,300
*   Hospira, Inc.......................................  48,274   3,062,020
    Humana, Inc........................................  62,179   9,105,493
*   Hyperion Therapeutics, Inc.........................   4,328     109,498
*   ICU Medical, Inc...................................  10,064     841,149
#*  Idera Pharmaceuticals, Inc.........................  12,551      56,731
#*  IDEXX Laboratories, Inc............................  13,107   2,076,411
*   Illumina, Inc......................................   8,304   1,620,858
#*  Impax Laboratories, Inc............................  48,223   1,768,337
#*  Incyte Corp........................................  40,400   3,220,284
*   Infinity Pharmaceuticals, Inc......................  11,550     178,332
*   Insys Therapeutics, Inc............................   4,050     193,509
#*  Integra LifeSciences Holdings Corp.................  19,640   1,094,341
*   Intrexon Corp......................................   2,446      70,225
*   Intuitive Surgical, Inc............................   2,521   1,246,584
#   Invacare Corp......................................  22,041     322,901
#*  IPC Healthcare, Inc................................  12,298     496,347
#*  Iridex Corp........................................   1,074       9,720
#*  Isis Pharmaceuticals, Inc..........................   6,400     438,464
#*  Jazz Pharmaceuticals P.L.C.........................  10,459   1,771,127
    Johnson & Johnson.................................. 342,283  34,276,220
    Kewaunee Scientific Corp...........................     674      12,092
    Kindred Healthcare, Inc............................  46,976     867,177
*   Laboratory Corp. of America Holdings...............  40,433   4,640,900
    Landauer, Inc......................................   2,240      62,653
#*  Lannett Co., Inc...................................  30,679   1,455,105
    LeMaitre Vascular, Inc.............................   9,392      74,291
#*  LHC Group, Inc.....................................  13,328     396,108
*   LifePoint Hospitals, Inc...........................  32,623   2,128,325
#*  Ligand Pharmaceuticals, Inc. Class B...............   8,358     475,737
#*  Luminex Corp.......................................  20,396     359,989

                                     1378

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Health Care -- (Continued)
*   Magellan Health, Inc...............................    23,657 $ 1,422,259
#*  Mallinckrodt P.L.C.................................    40,473   4,289,733
*   Masimo Corp........................................    29,459     751,794
    McKesson Corp......................................    22,964   4,883,295
*   MedAssets, Inc.....................................    44,267     819,382
o*  MedCath Corp.......................................     9,997          --
*   Medicines Co. (The)................................    46,585   1,335,592
*   MediciNova, Inc....................................     4,504      17,025
*   Medivation, Inc....................................     9,087     988,847
*   MEDNAX, Inc........................................    63,776   4,329,753
    Medtronic P.L.C....................................   142,245  10,156,266
    Merck & Co., Inc...................................   572,640  34,518,739
*   Merge Healthcare, Inc..............................    35,208     130,270
    Meridian Bioscience, Inc...........................    31,716     548,687
*   Merit Medical Systems, Inc.........................    31,900     489,027
#*  Mettler-Toledo International, Inc..................     3,645   1,107,898
*   Misonix, Inc.......................................       434       5,803
#*  Molina Healthcare, Inc.............................    31,992   1,628,713
#*  Momenta Pharmaceuticals, Inc.......................    13,135     141,464
#*  MWI Veterinary Supply, Inc.........................     7,601   1,441,682
#*  Mylan, Inc.........................................    53,496   2,843,312
#*  Myriad Genetics, Inc...............................    57,031   2,134,100
    National Healthcare Corp...........................     8,904     560,685
#   National Research Corp. Class A....................     8,340     115,509
#   National Research Corp. Class B....................     1,390      48,024
*   Natus Medical, Inc.................................    21,699     815,882
*   Neogen Corp........................................    14,314     659,875
*   NPS Pharmaceuticals, Inc...........................     7,300     334,778
*   NuVasive, Inc......................................    27,846   1,289,827
    Omnicare, Inc......................................    61,105   4,581,653
*   Omnicell, Inc......................................    24,365     775,538
#*  Opko Health, Inc...................................    78,822     956,111
#*  OraSure Technologies, Inc..........................    26,256     241,293
*   Orthofix International NV..........................    11,298     344,589
#   Owens & Minor, Inc.................................    45,809   1,568,042
#*  Pacific Biosciences of California, Inc.............    18,247     146,706
#*  Pacira Pharmaceuticals, Inc........................     4,046     434,338
*   Pain Therapeutics, Inc.............................    29,712      58,533
    Paratek Pharmaceuticals, Inc.......................       790      19,513
#*  PAREXEL International Corp.........................    49,066   2,991,063
#   Patterson Cos., Inc................................    61,199   3,065,458
#*  PDI, Inc...........................................     3,407       5,315
#   PDL BioPharma, Inc.................................    61,804     450,551
    PerkinElmer, Inc...................................    79,819   3,648,526
#*  Pernix Therapeutics Holdings, Inc..................     2,817      23,409
    Perrigo Co. P.L.C..................................    13,081   1,984,911
    Pfizer, Inc........................................ 1,225,094  38,284,187
#*  Pharmacyclics, Inc.................................     1,090     183,937
*   PharMerica Corp....................................    23,327     536,754
*   Pozen, Inc.........................................    19,179     132,527
#*  Prestige Brands Holdings, Inc......................    37,083   1,270,464
#*  Progenics Pharmaceuticals, Inc.....................    40,462     241,963
*   Providence Service Corp. (The).....................    15,936     621,504

                                     1379

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
#*  pSivida Corp.......................................   8,193 $    31,707
#*  Puma Biotechnology, Inc............................   3,766     794,927
#   Quality Systems, Inc...............................  16,323     265,902
#   Quest Diagnostics, Inc.............................  47,265   3,359,124
#*  Quidel Corp........................................  21,044     495,376
*   Quintiles Transnational Holdings, Inc..............   2,341     141,630
*   RadNet, Inc........................................  29,848     235,501
*   Receptos, Inc......................................   5,808     639,867
*   Regeneron Pharmaceuticals, Inc.....................  10,600   4,416,596
#*  Repligen Corp......................................  21,978     533,846
#   ResMed, Inc........................................  48,888   3,054,033
#*  Rigel Pharmaceuticals, Inc.........................  21,624      44,762
#*  RTI Surgical, Inc..................................  41,756     186,232
#*  Sagent Pharmaceuticals, Inc........................  14,196     364,411
#*  Salix Pharmaceuticals, Ltd.........................  18,332   2,468,770
*   Sciclone Pharmaceuticals, Inc......................  36,986     272,957
#*  Seattle Genetics, Inc..............................  19,300     601,388
    Select Medical Holdings Corp.......................  83,479   1,128,636
#*  Sirona Dental Systems, Inc.........................  30,162   2,721,216
    Span-America Medical Systems, Inc..................   1,468      25,250
*   Special Diversified Opportunities, Inc.............   5,707       6,791
#*  Spectrum Pharmaceuticals, Inc......................  36,097     252,679
    St Jude Medical, Inc...............................  50,963   3,356,933
#*  Staar Surgical Co..................................   6,901      41,406
#   STERIS Corp........................................  38,189   2,490,687
    Stryker Corp.......................................  22,435   2,042,707
#*  Sucampo Pharmaceuticals, Inc. Class A..............   8,765     132,001
#*  Surgical Care Affiliates, Inc......................   1,396      45,021
#*  SurModics, Inc.....................................   7,475     171,327
#*  Symmetry Surgical, Inc.............................   6,508      46,858
#*  Synageva BioPharma Corp............................   3,206     369,395
*   Targacept, Inc.....................................  10,016      25,140
*   Taro Pharmaceutical Industries, Ltd................   1,833     305,194
*   Team Health Holdings, Inc..........................  26,681   1,379,408
#   Teleflex, Inc......................................  27,140   2,973,458
#*  Tenet Healthcare Corp..............................  68,727   2,905,778
#*  Theravance Biopharma, Inc..........................   1,483      24,084
    Thermo Fisher Scientific, Inc......................  80,154  10,036,082
#*  Thoratec Corp......................................  33,632   1,207,052
*   Tornier NV.........................................   8,248     199,354
#*  Triple-S Management Corp. Class B..................  18,604     447,984
*   United Therapeutics Corp...........................  27,117   3,827,022
    UnitedHealth Group, Inc............................ 220,408  23,418,350
*   Universal American Corp............................  69,848     630,727
    Universal Health Services, Inc. Class B............  53,642   5,499,914
    US Physical Therapy, Inc...........................   9,215     357,450
    Utah Medical Products, Inc.........................   2,338     132,541
#*  Varian Medical Systems, Inc........................  10,263     949,943
*   Vascular Solutions, Inc............................  12,911     351,954
*   VCA, Inc...........................................  69,362   3,613,760
*   Vertex Pharmaceuticals, Inc........................  13,281   1,462,769
#*  Volcano Corp.......................................  11,175     200,815
*   Waters Corp........................................   7,000     833,350

                                     1380

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Health Care -- (Continued)
#*  WellCare Health Plans, Inc.........................  30,615 $  2,230,303
    West Pharmaceutical Services, Inc..................  44,772    2,207,707
*   Wright Medical Group, Inc..........................  29,509      720,315
#*  XenoPort, Inc......................................   3,139       26,148
    Zimmer Holdings, Inc...............................  40,830    4,577,043
    Zoetis, Inc........................................ 233,499    9,977,412
                                                                ------------
Total Health Care......................................          575,659,303
                                                                ------------
Industrials -- (13.2%)
    3M Co..............................................  50,242    8,154,277
#   AAON, Inc..........................................  37,988      828,518
    AAR Corp...........................................  28,000      802,480
    ABM Industries, Inc................................  42,911    1,238,841
    Acacia Research Corp...............................  25,734      322,190
*   ACCO Brands Corp...................................  91,900      727,848
*   Accuride Corp......................................  25,017      110,075
    Aceto Corp.........................................  21,591      418,865
    Acme United Corp...................................   1,355       25,745
    Actuant Corp. Class A..............................  50,752    1,172,879
    Acuity Brands, Inc.................................  20,372    3,053,559
#*  Adept Technology, Inc..............................   5,898       54,851
#   ADT Corp. (The).................................... 110,654    3,806,498
#*  Advisory Board Co. (The)...........................  14,648      686,698
*   AECOM.............................................. 106,751    2,713,610
*   Aegion Corp........................................  27,957      428,301
#*  Aerovironment, Inc.................................  15,302      391,578
#   AGCO Corp..........................................  53,939    2,337,716
    Air Lease Corp.....................................  54,189    1,893,364
*   Air Transport Services Group, Inc..................  50,871      423,755
    Alamo Group, Inc...................................   8,210      369,860
    Alaska Air Group, Inc.............................. 101,132    6,863,829
    Albany International Corp. Class A.................  19,909      679,494
#   Allegiant Travel Co................................  16,425    2,977,360
    Allegion P.L.C.....................................  21,466    1,159,379
#   Alliant Techsystems, Inc...........................  22,859    2,978,756
    Allied Motion Technologies, Inc....................   6,532      146,447
    Allison Transmission Holdings, Inc................. 138,361    4,333,467
#   Altra Industrial Motion Corp.......................  21,707      554,614
*   AMERCO.............................................  14,574    4,169,767
#*  Ameresco, Inc. Class A.............................  14,623       85,252
    American Airlines Group, Inc.......................  69,511    3,411,600
#   American Railcar Industries, Inc...................  15,398      772,980
#   American Science & Engineering, Inc................   3,790      175,856
#*  American Woodmark Corp.............................  11,055      454,692
    AMETEK, Inc........................................  87,206    4,177,167
*   AMREP Corp.........................................   2,552        9,698
    AO Smith Corp......................................  49,842    2,961,113
    Apogee Enterprises, Inc............................  21,117      913,521
    Applied Industrial Technologies, Inc...............  30,229    1,222,158
*   ARC Document Solutions, Inc........................  40,938      375,401
    ArcBest Corp.......................................  18,043      672,282
    Argan, Inc.........................................  15,569      473,453
*   Armstrong World Industries, Inc....................  43,882    2,224,817

                                     1381

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
#*  Arotech Corp.......................................   3,575 $    8,151
#   Astec Industries, Inc..............................  17,596    625,714
*   Astronics Corp.....................................   8,518    474,367
#*  Astronics Corp. Class B............................   3,427    191,912
#*  Atlas Air Worldwide Holdings, Inc..................  13,947    630,404
*   Avis Budget Group, Inc.............................  93,870  5,379,690
    AZZ, Inc...........................................  21,990    927,758
#*  B/E Aerospace, Inc.................................  44,617  2,602,510
    Babcock & Wilcox Co. (The).........................  77,780  2,117,949
#   Baltic Trading, Ltd................................  10,262     16,624
    Barnes Group, Inc..................................  40,442  1,389,183
#   Barrett Business Services, Inc.....................   5,822    178,444
*   Beacon Roofing Supply, Inc.........................  30,753    728,539
*   Blount International, Inc..........................  62,095    962,472
#*  BlueLinx Holdings, Inc.............................  24,060     25,022
    Boeing Co. (The)...................................  49,793  7,238,408
    Brady Corp. Class A................................  33,952    888,524
*   Breeze-Eastern Corp................................   3,679     36,974
#   Briggs & Stratton Corp.............................  35,271    649,339
#   Brink's Co. (The)..................................  37,294    835,759
#*  Builders FirstSource, Inc..........................  53,026    313,914
*   CAI International, Inc.............................  16,129    338,225
    Carlisle Cos., Inc.................................  45,904  4,116,671
*   Casella Waste Systems, Inc. Class A................  15,188     57,866
    Caterpillar, Inc...................................  98,684  7,891,759
#*  CBIZ, Inc..........................................  40,271    333,444
    CDI Corp...........................................  12,646    214,856
    Ceco Environmental Corp............................  12,718    174,491
    Celadon Group, Inc.................................  19,413    462,612
#   CH Robinson Worldwide, Inc.........................  20,708  1,474,824
*   Chart Industries, Inc..............................  18,319    522,091
#   Chicago Bridge & Iron Co. NV.......................  20,083    693,064
    Cintas Corp........................................  48,881  3,846,935
#   CIRCOR International, Inc..........................  12,463    615,548
    Civeo Corp.........................................  68,646    201,133
#   CLARCOR, Inc.......................................  32,749  2,047,795
#*  Clean Harbors, Inc.................................  34,603  1,637,414
#*  Colfax Corp........................................  52,403  2,374,380
    Columbus McKinnon Corp.............................  15,257    382,188
    Comfort Systems USA, Inc...........................  28,383    472,577
*   Command Security Corp..............................     800      1,768
#*  Commercial Vehicle Group, Inc......................  28,004    154,862
    Compx International, Inc...........................     294      3,172
    Con-way, Inc.......................................  51,473  2,108,849
#   Copa Holdings SA Class A...........................  19,310  2,076,018
*   Copart, Inc........................................  49,606  1,815,580
    Corporate Executive Board Co. (The)................  21,437  1,468,863
    Courier Corp.......................................   6,202    145,561
#   Covanta Holding Corp............................... 111,076  2,270,393
*   Covenant Transportation Group, Inc. Class A........  12,147    343,760
*   CPI Aerostructures, Inc............................   3,637     42,735
*   CRA International, Inc.............................   6,409    189,258
    Crane Co...........................................  30,666  1,869,093

                                     1382

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    CSX Corp........................................... 310,328 $10,333,922
#*  CTPartners Executive Search, Inc...................   4,771      26,145
    Cubic Corp.........................................  17,270     903,048
    Cummins, Inc.......................................  20,995   2,927,963
    Curtiss-Wright Corp................................  34,964   2,326,155
    Danaher Corp....................................... 117,816   9,705,682
#   Deere & Co.........................................  79,073   6,736,229
    Delta Air Lines, Inc............................... 246,711  11,671,897
    Deluxe Corp........................................  47,732   3,099,239
*   DigitalGlobe, Inc..................................  53,544   1,439,798
#   Donaldson Co., Inc.................................  60,029   2,194,660
    Douglas Dynamics, Inc..............................  20,205     407,939
    Dover Corp.........................................  65,806   4,609,052
*   Ducommun, Inc......................................   6,406     166,364
    Dun & Bradstreet Corp. (The).......................  12,086   1,391,219
*   DXP Enterprises, Inc...............................  10,684     438,258
*   Dycom Industries, Inc..............................  25,459     784,392
    Dynamic Materials Corp.............................   9,488     134,350
    Eastern Co. (The)..................................   2,778      52,560
    Eaton Corp. P.L.C..................................  90,244   5,693,494
#*  Echo Global Logistics, Inc.........................  19,216     507,302
    Ecology and Environment, Inc. Class A..............     903       8,849
    EMCOR Group, Inc...................................  46,537   1,878,233
    Emerson Electric Co................................ 103,148   5,873,247
    Encore Wire Corp...................................  15,183     465,055
#*  Energy Recovery, Inc...............................  25,110      82,863
    EnerSys............................................  34,574   2,018,430
*   Engility Holdings, Inc.............................  12,581     501,982
    Ennis, Inc.........................................  18,524     247,110
*   EnPro Industries, Inc..............................  14,948     886,865
    Equifax, Inc.......................................  46,568   3,933,133
    ESCO Technologies, Inc.............................  18,513     666,838
    Espey Manufacturing & Electronics Corp.............   1,611      43,191
#*  Esterline Technologies Corp........................  21,888   2,453,426
    Exelis, Inc........................................ 139,333   2,383,988
    Expeditors International of Washington, Inc........  14,733     643,537
    Exponent, Inc......................................   8,309     665,883
    Fastenal Co........................................  48,988   2,175,067
    Federal Signal Corp................................  44,280     676,156
    FedEx Corp.........................................  75,208  12,718,425
    Flowserve Corp.....................................  42,720   2,327,813
    Fluor Corp.........................................  61,872   3,315,720
#   Fortune Brands Home & Security, Inc................  53,072   2,377,095
    Forward Air Corp...................................  23,929   1,074,412
*   Franklin Covey Co..................................  11,113     200,812
#   Franklin Electric Co., Inc.........................  33,257   1,137,722
#   FreightCar America, Inc............................  11,529     269,087
*   FTI Consulting, Inc................................  35,161   1,429,998
#*  Fuel Tech, Inc.....................................  11,434      36,932
*   Furmanite Corp.....................................  25,983     190,455
    G&K Services, Inc. Class A.........................  16,856   1,181,606
    GATX Corp..........................................  31,809   1,817,884
*   Gencor Industries, Inc.............................   1,500      13,725

                                     1383

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Industrials -- (Continued)
#*  GenCorp, Inc.......................................    27,116 $   455,549
#*  Generac Holdings, Inc..............................    33,070   1,446,482
#   General Cable Corp.................................    13,845     158,387
    General Dynamics Corp..............................    67,063   8,933,462
    General Electric Co................................ 1,904,756  45,504,621
#*  Genesee & Wyoming, Inc. Class A....................    34,347   2,831,910
*   Gibraltar Industries, Inc..........................    23,010     348,371
    Global Brass & Copper Holdings, Inc................     6,175      81,078
#   Global Power Equipment Group, Inc..................     9,497     117,098
#*  Goldfield Corp. (The)..............................     6,617      15,021
#   Gorman-Rupp Co. (The)..............................    17,160     489,232
*   GP Strategies Corp.................................    14,705     490,853
    Graco, Inc.........................................    21,498   1,531,518
#*  GrafTech International, Ltd........................    22,453      81,504
    Graham Corp........................................     6,321     130,781
    Granite Construction, Inc..........................    27,933     951,957
*   Great Lakes Dredge & Dock Corp.....................    46,125     358,391
#   Greenbrier Cos., Inc. (The)........................    19,443   1,009,675
#   Griffon Corp.......................................    40,850     600,086
    H&E Equipment Services, Inc........................    24,087     422,486
    Hardinge, Inc......................................     7,010      79,984
    Harsco Corp........................................    77,764   1,147,797
#*  Hawaiian Holdings, Inc.............................    36,991     719,105
*   HD Supply Holdings, Inc............................    66,641   1,921,260
#   Healthcare Services Group, Inc.....................    22,296     702,547
#   Heartland Express, Inc.............................    89,374   2,296,018
#   HEICO Corp.........................................    17,301   1,049,825
    HEICO Corp. Class A................................    29,227   1,378,638
    Heidrick & Struggles International, Inc............    12,669     280,745
#*  Heritage-Crystal Clean, Inc........................     1,500      19,125
    Herman Miller, Inc.................................    41,962   1,218,996
*   Hertz Global Holdings, Inc.........................   244,532   5,017,797
    Hexcel Corp........................................    61,225   2,707,982
#*  Hill International, Inc............................    30,527     116,613
    Hillenbrand, Inc...................................    62,772   1,971,669
#   HNI Corp...........................................    37,825   1,862,881
    Honeywell International, Inc.......................    67,037   6,553,537
    Houston Wire & Cable Co............................    12,789     141,574
*   Hub Group, Inc. Class A............................    27,637     923,076
    Hubbell, Inc. Class A..............................     1,949     211,564
    Hubbell, Inc. Class B..............................    20,703   2,195,346
*   Hudson Global, Inc.................................    18,692      45,795
    Huntington Ingalls Industries, Inc.................    45,880   5,349,608
    Hurco Cos., Inc....................................     5,700     199,956
*   Huron Consulting Group, Inc........................    16,609   1,249,329
#   Hyster-Yale Materials Handling, Inc................    10,622     665,468
*   ICF International, Inc.............................    15,345     573,289
    IDEX Corp..........................................    50,040   3,620,394
*   IHS, Inc. Class A..................................    13,312   1,532,611
    Illinois Tool Works, Inc...........................    40,408   3,761,581
    Ingersoll-Rand P.L.C...............................    72,624   4,822,234
#*  InnerWorkings, Inc.................................    29,350     150,565
*   Innovative Solutions & Support, Inc................    12,137      47,820

                                     1384

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
    Insperity, Inc.....................................  17,452 $  731,937
    Insteel Industries, Inc............................  12,782    261,008
*   Integrated Electrical Services, Inc................   3,196     23,363
    Interface, Inc.....................................  38,805    609,627
#   International Shipholding Corp.....................   2,771     46,442
#   Intersections, Inc.................................  10,290     35,192
    ITT Corp...........................................  41,822  1,497,646
*   Jacobs Engineering Group, Inc......................  35,863  1,366,380
    JB Hunt Transport Services, Inc....................  16,072  1,279,492
#*  JetBlue Airways Corp............................... 220,871  3,708,424
    John Bean Technologies Corp........................  20,762    626,805
    Joy Global, Inc....................................  65,817  2,760,365
    Kadant, Inc........................................   6,702    266,337
    Kaman Corp.........................................  34,433  1,309,143
    Kansas City Southern...............................  45,300  4,987,077
    KAR Auction Services, Inc.......................... 113,861  3,883,799
    KBR, Inc...........................................  49,742    822,235
    Kelly Services, Inc. Class A.......................  26,735    451,821
#   Kennametal, Inc....................................  54,483  1,711,856
*   Key Technology, Inc................................   1,967     25,178
    Kforce, Inc........................................  32,109    751,351
    Kimball International, Inc. Class B................  21,552    186,856
*   Kirby Corp.........................................  40,855  2,961,579
*   KLX, Inc...........................................  22,308    876,927
    Knight Transportation, Inc.........................  85,979  2,449,542
#   Knightsbridge Shipping, Ltd........................  17,860     71,619
    Knoll, Inc.........................................  38,428    787,390
*   Korn/Ferry International...........................  34,010    969,285
#*  Kratos Defense & Security Solutions, Inc...........  46,685    226,889
    L-3 Communications Holdings, Inc...................  42,513  5,234,201
#   Landstar System, Inc...............................  22,320  1,430,266
*   Lawson Products, Inc...............................   3,994     98,252
#*  Layne Christensen Co...............................  13,818    111,788
    LB Foster Co. Class A..............................   8,924    423,087
    Lennox International, Inc..........................  17,322  1,702,926
    Lincoln Electric Holdings, Inc.....................  41,899  2,845,361
#   Lindsay Corp.......................................   8,438    729,212
#*  LMI Aerospace, Inc.................................   9,079    128,922
    Lockheed Martin Corp...............................  22,200  4,181,814
    LS Starrett Co. (The) Class A......................   2,592     55,909
    LSI Industries, Inc................................  16,278    119,481
*   Lydall, Inc........................................  11,378    313,464
*   Magnetek, Inc......................................     495     19,562
#   Manitowoc Co., Inc. (The)..........................  88,621  1,657,213
    Manpowergroup, Inc.................................  45,721  3,332,146
    Marten Transport, Ltd..............................  25,020    511,659
    Masco Corp.........................................  55,907  1,388,730
#*  MasTec, Inc........................................  51,008    944,668
    Matson, Inc........................................  31,796  1,104,911
    Matthews International Corp. Class A...............  22,801  1,056,370
    McGrath RentCorp...................................  18,370    558,081
*   Meritor, Inc.......................................  71,251    912,013
*   Mfri, Inc..........................................   2,769     15,451

                                     1385

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
*   Middleby Corp. (The)...............................  24,894 $2,365,428
    Miller Industries, Inc.............................   8,549    172,690
*   Mistras Group, Inc.................................  17,786    357,499
#   Mobile Mini, Inc...................................  33,283  1,208,173
*   Moog, Inc. Class A.................................  27,513  1,934,164
*   Moog, Inc. Class B.................................   2,329    163,566
#*  MRC Global, Inc....................................  64,440    696,596
    MSA Safety, Inc....................................  24,813  1,083,336
#   MSC Industrial Direct Co., Inc. Class A............  30,419  2,283,554
    Mueller Industries, Inc............................  50,730  1,592,415
    Mueller Water Products, Inc. Class A............... 148,385  1,517,979
    Multi-Color Corp...................................  10,570    615,385
*   MYR Group, Inc.....................................  20,558    514,567
#   National Presto Industries, Inc....................   4,062    255,906
*   Navigant Consulting, Inc...........................  39,820    574,603
#*  NCI Building Systems, Inc..........................   7,224    111,466
    Nielsen NV......................................... 102,081  4,446,648
#   NL Industries, Inc.................................  27,435    192,319
    NN, Inc............................................  11,956    275,586
#   Nordson Corp.......................................  29,085  2,119,133
    Norfolk Southern Corp..............................  80,904  8,249,781
#*  Nortek, Inc........................................   1,252     95,565
    Northrop Grumman Corp..............................  56,649  8,891,061
#*  Northwest Pipe Co..................................   7,173    171,650
#*  NOW, Inc...........................................  33,931    846,578
*   Old Dominion Freight Line, Inc.....................  47,799  3,351,666
    Omega Flex, Inc....................................   3,089     96,902
*   On Assignment, Inc.................................  38,185  1,341,439
*   Orbital Sciences Corp..............................  41,401  1,162,954
#*  Orion Energy Systems, Inc..........................  12,381     56,086
*   Orion Marine Group, Inc............................  16,646    151,978
    Oshkosh Corp.......................................  60,729  2,602,238
    Owens Corning......................................  86,642  3,470,012
    PACCAR, Inc........................................  82,514  4,959,917
    Pall Corp..........................................  10,448  1,010,948
*   PAM Transportation Services, Inc...................   7,101    411,148
    Park-Ohio Holdings Corp............................  14,506    775,056
    Parker Hannifin Corp...............................  40,844  4,756,692
*   Patrick Industries, Inc............................  17,197    739,471
*   Pendrell Corp......................................  18,245     23,719
    Pentair P.L.C......................................  70,577  4,362,364
#*  Performant Financial Corp..........................  58,118    288,265
*   PGT, Inc...........................................  34,934    300,083
    Pitney Bowes, Inc..................................  72,897  1,748,070
#*  Ply Gem Holdings, Inc..............................   8,274    104,252
#*  Polypore International, Inc........................  32,177  1,438,955
#   Powell Industries, Inc.............................   7,854    306,385
#*  PowerSecure International, Inc.....................  17,542    164,895
    Precision Castparts Corp...........................  27,735  5,549,773
#   Preformed Line Products Co.........................   3,262    155,956
#   Primoris Services Corp.............................  50,360    945,761
#*  Proto Labs, Inc....................................   6,599    424,910
    Providence and Worcester Railroad Co...............     361      6,660

                                     1386

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    Quad/Graphics, Inc.................................   7,391 $   148,116
*   Quality Distribution, Inc..........................  18,762     156,475
#   Quanex Building Products Corp......................  30,086     566,519
*   Quanta Services, Inc...............................  83,190   2,202,871
#   Raven Industries, Inc..............................  28,997     621,696
    Raytheon Co........................................  53,816   5,384,291
    RBC Bearings, Inc..................................  15,860     920,514
    RCM Technologies, Inc..............................   6,052      35,828
    Regal-Beloit Corp..................................  28,872   1,987,837
#*  Republic Airways Holdings, Inc.....................  31,878     438,641
    Republic Services, Inc............................. 128,558   5,101,181
    Resources Connection, Inc..........................  28,689     479,106
*   Rexnord Corp.......................................  66,015   1,633,871
*   Roadrunner Transportation Systems, Inc.............  26,648     541,487
    Robert Half International, Inc.....................  25,616   1,487,265
    Rockwell Automation, Inc...........................  24,520   2,670,718
    Rockwell Collins, Inc..............................  22,266   1,906,415
    Rollins, Inc.......................................  32,987   1,090,220
    Roper Industries, Inc..............................  27,889   4,304,388
*   RPX Corp...........................................  43,051     531,680
#   RR Donnelley & Sons Co............................. 173,916   2,864,397
#*  Rush Enterprises, Inc. Class A.....................  23,701     663,628
*   Rush Enterprises, Inc. Class B.....................   1,308      35,512
    Ryder System, Inc..................................  56,250   4,656,937
*   Saia, Inc..........................................  26,652   1,122,316
#*  Sensata Technologies Holding NV....................  10,005     493,447
    SIFCO Industries, Inc..............................   1,400      40,586
    Simpson Manufacturing Co., Inc.....................  32,517   1,061,355
    SkyWest, Inc.......................................  15,209     190,873
*   SL Industries, Inc.................................   4,400     188,100
    Snap-on, Inc.......................................  35,034   4,649,362
#*  SolarCity Corp.....................................  10,200     495,822
    Southwest Airlines Co.............................. 327,864  14,812,896
*   SP Plus Corp.......................................   8,787     196,126
*   Sparton Corp.......................................   6,153     144,472
*   Spirit Aerosystems Holdings, Inc. Class A..........  77,839   3,505,869
*   Spirit Airlines, Inc...............................  33,402   2,476,424
    SPX Corp...........................................  29,155   2,436,483
#*  Standard Register Co. (The)........................   2,435       3,823
    Standex International Corp.........................   9,071     635,786
    Stanley Black & Decker, Inc........................  54,497   5,103,644
    Steelcase, Inc. Class A............................  89,286   1,507,148
*   Stericycle, Inc....................................   7,792   1,023,012
#*  Sterling Construction Co., Inc.....................  11,007      38,194
    Sun Hydraulics Corp................................  17,749     643,224
#*  Swift Transportation Co............................  77,244   1,898,658
    TAL International Group, Inc.......................  29,228   1,188,118
#*  Taser International, Inc...........................  35,700     964,257
*   Team, Inc..........................................  14,486     552,496
*   Tecumseh Products Co...............................   7,545      26,709
*   Teledyne Technologies, Inc.........................  28,030   2,663,971
    Tennant Co.........................................  12,189     794,845
#   Terex Corp.........................................  73,648   1,655,607

                                     1387

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    Tetra Tech, Inc....................................  51,651 $ 1,189,523
    Textainer Group Holdings, Ltd......................  36,115   1,184,933
    Textron, Inc.......................................  72,595   3,089,643
*   Thermon Group Holdings, Inc........................  17,893     365,912
    Timken Co. (The)...................................  63,966   2,431,348
    Titan International, Inc...........................  26,716     238,841
#*  Titan Machinery, Inc...............................  12,396     175,155
    Toro Co. (The).....................................  20,800   1,350,128
    Towers Watson & Co. Class A........................  15,700   1,860,450
    TransDigm Group, Inc...............................   7,520   1,545,586
#*  TRC Cos., Inc......................................  14,409      99,566
#*  Trex Co., Inc......................................  20,479     870,972
*   Trimas Corp........................................  27,814     750,700
#   Trinity Industries, Inc............................ 116,923   3,094,952
    Triumph Group, Inc.................................  37,931   2,164,343
*   TrueBlue, Inc......................................  29,296     646,270
*   Tutor Perini Corp..................................  37,876     822,288
#   Twin Disc, Inc.....................................   8,316     133,888
    Tyco International P.L.C...........................  68,118   2,779,896
*   Ultralife Corp.....................................   4,610      15,444
    UniFirst Corp......................................  10,343   1,201,133
    Union Pacific Corp................................. 219,888  25,773,072
*   United Continental Holdings, Inc................... 203,449  14,113,257
    United Parcel Service, Inc. Class B................  47,991   4,743,430
*   United Rentals, Inc................................  54,755   4,536,452
    United Stationers, Inc.............................  27,489   1,108,082
    United Technologies Corp...........................  96,636  11,091,880
    Universal Forest Products, Inc.....................  14,381     719,913
#   Universal Truckload Services, Inc..................  13,786     324,798
#   US Ecology, Inc....................................  14,860     616,096
#*  USA Truck, Inc.....................................   8,484     235,855
#*  USG Corp...........................................  52,093   1,586,232
#*  UTi Worldwide, Inc.................................  53,421     634,107
#   Valmont Industries, Inc............................  15,627   1,877,115
*   Vectrus, Inc.......................................   6,952     193,544
*   Verisk Analytics, Inc. Class A.....................  22,569   1,452,315
#*  Veritiv Corp.......................................   2,801     142,487
*   Versar, Inc........................................   2,944       8,979
    Viad Corp..........................................  14,753     398,036
#*  Vicor Corp.........................................  13,305     143,295
*   Virco Manufacturing Corp...........................   2,861       6,866
*   Volt Information Sciences, Inc.....................   9,139     114,603
    VSE Corp...........................................   4,332     313,507
#*  Wabash National Corp...............................  72,618     905,546
*   WABCO Holdings, Inc................................  28,451   2,707,682
    Wabtec Corp........................................  35,679   2,977,413
    Waste Connections, Inc.............................  93,024   4,020,497
    Waste Management, Inc..............................  99,177   5,100,673
#   Watsco, Inc........................................  17,176   1,869,779
    Watsco, Inc. Class B...............................   1,750     196,131
    Watts Water Technologies, Inc. Class A.............  19,431   1,139,240
#   Werner Enterprises, Inc............................  56,667   1,616,710
#*  Wesco Aircraft Holdings, Inc.......................  13,602     177,370

                                     1388

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Industrials -- (Continued)
#*  WESCO International, Inc...........................  36,724 $  2,451,694
    West Corp..........................................  14,318      468,199
*   Willdan Group, Inc.................................   5,500       76,945
*   Willis Lease Finance Corp..........................   4,123       85,181
    Woodward, Inc......................................  42,969    1,916,847
#   WW Grainger, Inc...................................  11,050    2,606,032
#*  Xerium Technologies, Inc...........................   1,334       20,530
#*  XPO Logistics, Inc.................................  19,504      717,552
    Xylem, Inc.........................................  49,218    1,678,334
*   YRC Worldwide, Inc.................................   3,252       51,577
                                                                ------------
Total Industrials......................................          741,937,746
                                                                ------------
Information Technology -- (14.6%)
#*  3D Systems Corp....................................  25,017      727,494
    Accenture P.L.C. Class A...........................  51,880    4,359,476
#*  ACI Worldwide, Inc.................................  97,650    1,803,595
    Activision Blizzard, Inc........................... 174,932    3,655,204
*   Actua Corp.........................................  30,003      483,048
*   Acxiom Corp........................................  50,697      922,685
*   ADDvantage Technologies Group, Inc.................   2,391        5,547
*   Adobe Systems, Inc.................................  24,312    1,705,001
#   ADTRAN, Inc........................................  33,070      731,178
*   Advanced Energy Industries, Inc....................  28,122      674,928
#*  Advanced Micro Devices, Inc........................  73,339      188,481
#   Advent Software, Inc...............................  35,411    1,481,950
#*  Agilysys, Inc......................................  21,391      222,039
*   Akamai Technologies, Inc...........................  43,326    2,519,624
#*  Alliance Data Systems Corp.........................  15,881    4,586,909
*   Alpha & Omega Semiconductor, Ltd...................  13,676      119,939
    Altera Corp........................................  53,398    1,758,129
    Amdocs, Ltd........................................  55,413    2,669,798
    American Software, Inc. Class A....................  15,060      124,847
*   Amkor Technology, Inc.............................. 116,298      738,492
    Amphenol Corp. Class A.............................  36,858    1,979,643
*   Amtech Systems, Inc................................   4,600       37,582
#*  ANADIGICS, Inc.....................................  44,528       48,090
    Analog Devices, Inc................................  84,940    4,425,799
*   Anixter International, Inc.........................  20,217    1,523,553
*   ANSYS, Inc.........................................  19,349    1,560,884
*   AOL, Inc...........................................  61,516    2,660,567
    Apple, Inc......................................... 845,964   99,113,142
    Applied Materials, Inc............................. 164,824    3,764,580
*   ARRIS Group, Inc...................................  99,014    2,596,147
*   Arrow Electronics, Inc.............................  71,420    3,930,957
#*  Aspen Technology, Inc..............................  23,031      814,031
    Astro-Med, Inc.....................................   3,998       58,511
*   Atmel Corp......................................... 220,474    1,836,548
#*  Audience, Inc......................................   2,386        9,639
*   Autodesk, Inc......................................  16,100      869,481
    Automatic Data Processing, Inc.....................  30,864    2,547,206
    Avago Technologies, Ltd............................  11,700    1,203,696
*   AVG Technologies NV................................  53,292    1,054,116
#*  Aviat Networks, Inc................................  13,605       17,414

                                     1389

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
#*  Avid Technology, Inc...............................    25,420 $   329,443
    Avnet, Inc.........................................    91,664   3,815,056
    AVX Corp...........................................   102,896   1,330,445
    Aware, Inc.........................................     4,426      21,599
#*  Axcelis Technologies, Inc..........................    50,487     121,169
*   AXT, Inc...........................................    39,645     110,213
#   Badger Meter, Inc..................................    11,673     698,746
#*  Bankrate, Inc......................................    46,445     579,634
#*  Bazaarvoice, Inc...................................     2,561      21,282
    Bel Fuse, Inc. Class A.............................     1,600      33,120
    Bel Fuse, Inc. Class B.............................     6,948     163,417
    Belden, Inc........................................    27,251   2,260,198
*   Benchmark Electronics, Inc.........................    42,700   1,034,621
    Black Box Corp.....................................    10,900     229,009
#   Blackbaud, Inc.....................................    25,991   1,136,067
#*  Blackhawk Network Holdings, Inc. Class B...........    22,535     746,134
#*  Blucora, Inc.......................................    27,868     376,775
    Booz Allen Hamilton Holding Corp...................    51,159   1,489,238
#*  Bottomline Technologies de, Inc....................    21,942     543,503
    Broadcom Corp. Class A.............................    33,294   1,412,831
    Broadridge Financial Solutions, Inc................    64,719   3,105,865
    Brocade Communications Systems, Inc................   309,349   3,439,961
    Brooks Automation, Inc.............................    55,371     714,840
*   Bsquare Corp.......................................     5,039      22,323
*   BTU International, Inc.............................     3,282       8,632
    CA, Inc............................................   151,661   4,595,328
*   Cabot Microelectronics Corp........................    17,127     846,245
*   CACI International, Inc. Class A...................    19,579   1,656,188
#*  Cadence Design Systems, Inc........................    99,949   1,798,083
#*  CalAmp Corp........................................    20,035     358,827
*   Calix, Inc.........................................    33,115     317,904
#*  Cardtronics, Inc...................................    40,025   1,345,240
*   Cascade Microtech, Inc.............................     6,500      87,490
#   Cass Information Systems, Inc......................     7,758     339,956
#*  Cavium, Inc........................................     8,640     508,118
    CDK Global, Inc....................................    10,288     464,606
    CDW Corp...........................................    20,786     712,128
*   Ceva, Inc..........................................    13,751     251,781
*   Checkpoint Systems, Inc............................    31,224     404,663
#*  ChyronHego Corp....................................     1,964       5,489
*   Ciber, Inc.........................................    70,727     228,448
#*  Ciena Corp.........................................    47,811     885,460
*   Cimpress NV........................................    14,276   1,149,932
#*  Cirrus Logic, Inc..................................    45,978   1,218,417
    Cisco Systems, Inc................................. 1,023,846  26,993,700
*   Citrix Systems, Inc................................    23,543   1,395,158
#*  Clearfield, Inc....................................     7,734      91,107
*   Cognex Corp........................................    49,051   1,802,624
*   Cognizant Technology Solutions Corp. Class A.......    27,419   1,484,190
*   Coherent, Inc......................................    16,277   1,007,221
    Cohu, Inc..........................................    14,875     168,534
    Communications Systems, Inc........................     6,432      65,928
#*  CommVault Systems, Inc.............................    15,622     680,807

                                     1390

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
    Computer Sciences Corp.............................  80,658 $4,894,327
    Computer Task Group, Inc...........................  12,633    102,201
#*  comScore, Inc......................................   6,858    285,018
    Comtech Telecommunications Corp....................  13,774    455,093
*   Comverse, Inc......................................   2,678     46,142
    Concurrent Computer Corp...........................   5,474     34,486
*   Constant Contact, Inc..............................  14,788    559,282
    Convergys Corp.....................................  76,211  1,460,203
#*  CoreLogic, Inc.....................................  68,056  2,259,459
    Corning, Inc....................................... 270,852  6,438,152
#*  CoStar Group, Inc..................................  12,586  2,322,243
*   Covisint Corp......................................  19,645     43,612
#*  Cray, Inc..........................................  27,200    883,728
#*  Cree, Inc..........................................  52,552  1,858,239
#*  Crexendo, Inc......................................   4,869      6,963
    CSG Systems International, Inc.....................  30,334    743,790
    CTS Corp...........................................  21,166    338,656
#*  CyberOptics Corp...................................   1,680     18,329
    Cypress Semiconductor Corp.........................   9,987    147,109
    Daktronics, Inc....................................  31,536    390,416
*   Datalink Corp......................................  12,231    138,944
#*  Dealertrack Technologies, Inc......................  31,878  1,281,496
*   Demand Media, Inc..................................   5,780     23,409
*   Dice Holdings, Inc.................................  67,925    561,740
#   Diebold, Inc.......................................  39,162  1,221,854
*   Digi International, Inc............................  15,459    147,633
#   Digimarc Corp......................................   3,690     99,704
#*  Digital River, Inc.................................   9,402    240,033
*   Diodes, Inc........................................  30,916    817,110
    Dolby Laboratories, Inc. Class A...................  30,620  1,188,056
*   Dot Hill Systems Corp..............................  18,403     76,741
*   DSP Group, Inc.....................................  16,097    176,906
    DST Systems, Inc...................................  34,221  3,309,171
*   DTS, Inc...........................................  10,231    283,603
#   EarthLink Holdings Corp............................ 105,540    445,379
*   eBay, Inc.......................................... 111,862  5,928,686
#   Ebix, Inc..........................................  21,473    490,658
*   EchoStar Corp. Class A.............................  28,231  1,472,811
*   Edgewater Technology, Inc..........................   4,254     29,991
    Electro Rent Corp..................................  16,270    209,720
#   Electro Scientific Industries, Inc.................  17,423    109,242
*   Electronic Arts, Inc...............................  40,781  2,237,246
*   Electronics for Imaging, Inc.......................  33,068  1,278,078
#*  Ellie Mae, Inc.....................................   7,987    353,345
#*  eMagin Corp........................................   6,351     18,735
    EMC Corp........................................... 352,886  9,150,334
*   Emcore Corp........................................  12,355     63,875
#*  Emulex Corp........................................  47,284    295,998
#*  EnerNOC, Inc.......................................  14,110    242,974
*   Entegris, Inc......................................  95,408  1,240,304
#*  Entropic Communications, Inc.......................  38,237     99,034
*   Envestnet, Inc.....................................   7,897    406,459
*   EPAM Systems, Inc..................................  23,343  1,142,173

                                     1391

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
    EPIQ Systems, Inc..................................  27,219 $   474,972
*   ePlus, Inc.........................................   5,292     356,892
#   Equinix, Inc.......................................  13,839   3,001,126
#*  Euronet Worldwide, Inc.............................  37,628   1,707,935
#*  Exar Corp..........................................  31,994     288,586
*   ExlService Holdings, Inc...........................  22,324     655,879
#*  Extreme Networks, Inc..............................  59,549     175,074
*   F5 Networks, Inc...................................   6,260     698,741
*   Fabrinet...........................................  19,518     318,729
*   Facebook, Inc. Class A............................. 100,254   7,610,281
#   FactSet Research Systems, Inc......................  14,215   2,041,132
    Fair Isaac Corp....................................  26,827   1,914,106
#*  Fairchild Semiconductor International, Inc......... 106,572   1,635,880
*   FalconStor Software, Inc...........................  19,668      27,142
#*  FARO Technologies, Inc.............................  11,101     614,440
#   FEI Co.............................................  24,374   2,004,030
    Fidelity National Information Services, Inc........ 123,557   7,713,664
#*  Finisar Corp.......................................  62,407   1,132,063
*   First Solar, Inc...................................  65,568   2,774,838
*   Fiserv, Inc........................................  97,364   7,061,811
*   FleetCor Technologies, Inc.........................   8,920   1,253,260
    FLIR Systems, Inc..................................  90,083   2,720,507
*   FormFactor, Inc....................................  50,042     377,817
#   Forrester Research, Inc............................  12,706     479,524
*   Fortinet, Inc......................................  18,711     559,365
#*  Freescale Semiconductor, Ltd.......................  32,917   1,056,307
*   Frequency Electronics, Inc.........................   4,145      47,274
*   Gartner, Inc.......................................  13,847   1,166,194
*   Genpact, Ltd....................................... 118,539   2,379,078
*   Global Cash Access Holdings, Inc...................  62,031     410,025
    Global Payments, Inc...............................  45,215   3,947,722
    Globalscape, Inc...................................   3,392       7,869
*   Google, Inc. Class A...............................  15,569   8,369,116
*   Google, Inc. Class C...............................  14,069   7,520,162
*   GSE Systems, Inc...................................   8,763      14,547
*   GSI Group, Inc.....................................  14,874     196,634
#*  GSI Technology, Inc................................   9,727      49,219
*   GTT Communications, Inc............................  16,017     184,356
#*  Guidance Software, Inc.............................   6,777      44,457
#*  Guidewire Software, Inc............................  10,383     520,188
    Hackett Group, Inc. (The)..........................  24,377     184,778
*   Harmonic, Inc......................................  87,898     672,420
    Harris Corp........................................  24,426   1,639,717
#   Heartland Payment Systems, Inc.....................  22,925   1,140,977
    Hewlett-Packard Co................................. 633,851  22,901,037
*   Higher One Holdings, Inc...........................   8,598      28,459
*   HomeAway, Inc......................................   3,199      81,543
#*  Hutchinson Technology, Inc.........................  28,754     100,351
    IAC/InterActiveCorp................................  77,073   4,697,599
*   ID Systems, Inc....................................   4,988      32,871
*   Identiv, Inc.......................................   1,836      23,152
*   IEC Electronics Corp...............................   4,588      20,554
*   iGATE Corp.........................................  37,665   1,333,341

                                     1392

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
*   II-VI, Inc.........................................    35,998 $   618,806
#*  Imation Corp.......................................    14,604      54,911
*   Immersion Corp.....................................    13,356     125,680
#*  Infinera Corp......................................    80,189   1,292,647
*   Informatica Corp...................................    32,158   1,340,506
*   Ingram Micro, Inc. Class A.........................   100,719   2,536,104
*   Innodata, Inc......................................    15,241      43,589
#*  Inphi Corp.........................................    13,373     262,111
*   Insight Enterprises, Inc...........................    34,350     813,065
*   Integrated Device Technology, Inc..................   100,218   1,832,987
#   Integrated Silicon Solution, Inc...................    24,902     400,424
    Intel Corp......................................... 1,402,548  46,340,186
#*  Interactive Intelligence Group, Inc................     8,480     343,949
    InterDigital, Inc..................................    27,117   1,355,308
#*  Internap Corp......................................    36,369     306,227
    International Business Machines Corp...............    72,831  11,165,721
*   Interphase Corp....................................     2,400       4,944
    Intersil Corp. Class A.............................    88,652   1,268,610
#*  Intevac, Inc.......................................    12,535      81,478
*   IntraLinks Holdings, Inc...........................    28,949     308,596
*   IntriCon Corp......................................     3,283      24,294
    Intuit, Inc........................................    18,774   1,629,959
#*  IPG Photonics Corp.................................    30,085   2,245,544
*   Iteris, Inc........................................     3,900       7,020
*   Itron, Inc.........................................    25,913     964,223
#*  Ixia...............................................    51,780     525,049
    IXYS Corp..........................................    25,921     292,907
#   j2 Global, Inc.....................................    36,305   2,085,359
    Jabil Circuit, Inc.................................   154,989   3,194,323
    Jack Henry & Associates, Inc.......................    39,839   2,444,919
#*  JDS Uniphase Corp..................................   139,553   1,695,569
    Juniper Networks, Inc..............................   118,865   2,701,801
*   Kemet Corp.........................................    15,556      59,113
*   Key Tronic Corp....................................     5,745      52,969
*   Keysight Technologies, Inc.........................    20,072     670,204
*   Kimball Electronics, Inc...........................    16,164     164,550
#   KLA-Tencor Corp....................................    47,962   2,948,224
#*  Knowles Corp.......................................    22,864     484,945
#*  Kofax, Ltd.........................................    11,542      79,524
#*  Kopin Corp.........................................    43,212     157,724
*   Kulicke & Soffa Industries, Inc....................    61,070     926,432
*   KVH Industries, Inc................................    10,836     131,116
    Lam Research Corp..................................    53,326   4,076,239
*   Lattice Semiconductor Corp.........................    79,245     565,017
    Leidos Holdings, Inc...............................    53,283   2,205,916
#   Lexmark International, Inc. Class A................    54,418   2,171,822
*   LGL Group, Inc. (The)..............................     1,209       4,594
*   Limelight Networks, Inc............................    73,899     196,571
    Linear Technology Corp.............................    36,065   1,620,761
#*  Lionbridge Technologies, Inc.......................    68,760     342,425
#*  Liquidity Services, Inc............................     1,628      12,601
    Littelfuse, Inc....................................    16,057   1,585,468
*   LoJack Corp........................................    17,765      37,662

                                     1393

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
#*  M/A-COM Technology Solutions Holdings, Inc.........   5,867 $   190,736
*   Magnachip Semiconductor Corp.......................  26,027     374,268
*   Manhattan Associates, Inc..........................  52,380   2,338,243
    ManTech International Corp. Class A................  18,580     604,407
#   Marchex, Inc. Class B..............................  13,951      53,153
    Marvell Technology Group, Ltd......................  92,756   1,436,790
    MasterCard, Inc. Class A...........................  70,291   5,765,971
#*  Mattersight Corp...................................   2,980      16,539
*   Mattson Technology, Inc............................  29,541      97,190
    Maxim Integrated Products, Inc.....................  86,501   2,862,318
    MAXIMUS, Inc.......................................  60,433   3,367,327
*   MaxLinear, Inc. Class A............................   5,479      44,106
#*  Maxwell Technologies, Inc..........................  16,511     131,428
    Mentor Graphics Corp...............................  81,992   1,886,636
*   Mercury Systems, Inc...............................  20,062     316,578
#   Mesa Laboratories, Inc.............................   2,490     189,663
    Methode Electronics, Inc...........................  26,314     951,777
    Micrel, Inc........................................  40,728     573,043
#   Microchip Technology, Inc..........................  60,416   2,724,762
*   Micron Technology, Inc............................. 396,174  11,594,032
*   Microsemi Corp.....................................  65,941   1,837,116
    Microsoft Corp..................................... 675,654  27,296,422
    MKS Instruments, Inc...............................  43,122   1,509,701
    MOCON, Inc.........................................   3,290      57,082
#*  ModusLink Global Solutions, Inc....................  22,105      79,799
#*  MoneyGram International, Inc.......................   7,036      59,947
    Monolithic Power Systems, Inc......................  24,423   1,159,848
    Monotype Imaging Holdings, Inc.....................  24,397     715,808
#*  Monster Worldwide, Inc.............................  21,204      87,573
#*  MoSys, Inc.........................................  23,590      47,416
    Motorola Solutions, Inc............................  39,832   2,485,915
#   MTS Systems Corp...................................  11,907     860,638
*   Multi-Fineline Electronix, Inc.....................  14,005     182,205
#*  Nanometrics, Inc...................................  16,934     263,154
*   NAPCO Security Technologies, Inc...................   4,744      23,578
    National Instruments Corp..........................  44,706   1,344,756
*   NCI, Inc. Class A..................................   1,913      23,568
*   NCR Corp........................................... 112,134   2,848,204
    NetApp, Inc........................................ 113,095   4,274,991
*   NETGEAR, Inc.......................................  27,061     913,850
#*  Netscout Systems, Inc..............................  28,771   1,032,879
#*  NetSuite, Inc......................................   5,504     541,759
#*  NeuStar, Inc. Class A..............................  20,843     547,962
*   Newport Corp.......................................  26,884     497,892
    NIC, Inc...........................................  30,196     495,818
#*  Novatel Wireless, Inc..............................  20,282     107,089
#*  Nuance Communications, Inc......................... 154,623   2,125,293
#*  Numerex Corp. Class A..............................   7,077      74,167
#   NVIDIA Corp........................................ 158,800   3,049,754
#*  Oclaro, Inc........................................   2,852       4,078
*   OmniVision Technologies, Inc.......................  37,945   1,026,033
*   ON Semiconductor Corp.............................. 315,490   3,158,055
#*  Onvia, Inc.........................................     521       2,412

                                     1394

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CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
    Optical Cable Corp.................................   2,727 $    14,208
    Oracle Corp........................................ 425,412  17,820,509
*   OSI Systems, Inc...................................  14,423   1,009,322
#*  Pandora Media, Inc.................................   1,538      25,531
*   PAR Technology Corp................................   6,291      36,110
    Park Electrochemical Corp..........................  12,639     274,393
    Paychex, Inc.......................................  62,809   2,842,735
    PC Connection, Inc.................................  17,100     406,125
    PC-Tel, Inc........................................   9,651      80,972
*   PCM, Inc...........................................   6,559      62,311
*   PDF Solutions, Inc.................................  16,209     269,394
    Pegasystems, Inc...................................  27,857     545,161
    Perceptron, Inc....................................   5,431      58,166
*   Perficient, Inc....................................  23,015     414,270
*   Pericom Semiconductor Corp.........................  14,990     219,004
#*  Photronics, Inc....................................  40,446     339,746
#*  Planar Systems, Inc................................   8,372      61,283
    Plantronics, Inc...................................  29,266   1,341,261
*   Plexus Corp........................................  26,319     997,227
*   PMC-Sierra, Inc.................................... 123,166   1,088,787
*   Polycom, Inc.......................................  97,502   1,296,777
    Power Integrations, Inc............................  18,346     946,287
*   PRGX Global, Inc...................................  15,202      78,898
#*  Procera Networks, Inc..............................   9,637      84,613
*   Progress Software Corp.............................  37,131     930,132
*   PTC, Inc...........................................  59,372   1,983,619
    QAD, Inc. Class A..................................   6,498     125,671
    QAD, Inc. Class B..................................   1,920      33,235
*   QLogic Corp........................................  57,006     761,600
*   Qorvo, Inc.........................................  95,461   7,051,704
    QUALCOMM, Inc...................................... 153,209   9,569,434
*   Qualstar Corp......................................     500         710
#*  QuinStreet, Inc....................................   7,764      39,752
*   Qumu Corp..........................................   5,408      76,794
#*  Rackspace Hosting, Inc.............................  47,238   2,123,820
*   Radisys Corp.......................................   8,249      19,138
#*  Rambus, Inc........................................  79,978     899,752
*   RealD, Inc.........................................  14,528     157,629
*   RealNetworks, Inc..................................  72,146     507,186
#*  RealPage, Inc......................................   6,162     110,978
*   Red Hat, Inc.......................................  14,800     944,092
    Reis, Inc..........................................   6,963     156,668
#*  Relm Wireless Corp.................................     766       4,083
#*  Remark Media, Inc..................................     418       1,860
    RF Industries, Ltd.................................   3,883      17,435
    Richardson Electronics, Ltd........................   8,608      80,657
#*  Rightside Group, Ltd...............................   2,793      22,065
*   Riverbed Technology, Inc...........................  39,694     816,903
*   Rofin-Sinar Technologies, Inc......................  20,965     564,378
*   Rogers Corp........................................  11,544     852,640
#*  Rosetta Stone, Inc.................................  11,939     107,690
#*  Rovi Corp..........................................  68,703   1,587,726
#*  Rubicon Technology, Inc............................   7,394      30,759

                                     1395

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   Rudolph Technologies, Inc..........................  27,642 $  277,249
#*  Saba Software, Inc.................................  13,847    133,485
*   Salesforce.com, Inc................................  27,620  1,559,149
    SanDisk Corp.......................................  54,798  4,159,716
*   Sanmina Corp.......................................  58,782  1,245,003
*   Sapient Corp....................................... 109,195  2,714,588
*   ScanSource, Inc....................................  19,023    655,913
    Science Applications International Corp............  31,697  1,546,180
*   SciQuest, Inc......................................   2,040     29,009
*   Seachange International, Inc.......................  22,574    159,372
    Seagate Technology P.L.C...........................  60,324  3,404,687
*   Semtech Corp.......................................  40,160  1,022,474
*   ShoreTel, Inc......................................  42,758    302,727
#*  Shutterstock, Inc..................................   7,832    440,863
*   Sigma Designs, Inc.................................  33,813    215,051
#*  Silicon Graphics International Corp................  15,981    150,701
*   Silicon Image, Inc.................................  45,712    331,869
*   Silicon Laboratories, Inc..........................  28,916  1,265,364
    Skyworks Solutions, Inc............................ 112,578  9,349,603
*   SMTC Corp..........................................   8,334     13,834
*   SolarWinds, Inc....................................  18,290    880,663
    Solera Holdings, Inc...............................  16,905    872,298
*   Sonus Networks, Inc................................  39,117    746,356
*   Spansion, Inc. Class A.............................  40,874  1,449,392
#*  Speed Commerce, Inc................................  15,685     37,330
*   Splunk, Inc........................................   1,842     95,139
    SS&C Technologies Holdings, Inc....................  46,066  2,548,832
*   Stamps.com, Inc....................................  10,182    463,994
*   StarTek, Inc.......................................   7,712     72,724
#*  Stratasys, Ltd.....................................  24,699  1,963,324
#*  SunEdison, Inc..................................... 141,140  2,643,552
#*  SunPower Corp......................................  60,268  1,453,664
*   Super Micro Computer, Inc..........................  25,605    936,375
*   support.com, Inc...................................  26,618     52,171
*   Sykes Enterprises, Inc.............................  35,173    792,096
    Symantec Corp...................................... 262,972  6,513,816
#*  Synaptics, Inc.....................................  29,897  2,296,389
#*  Synchronoss Technologies, Inc......................  23,126    982,161
#   SYNNEX Corp........................................  27,678  2,053,431
*   Synopsys, Inc......................................  63,948  2,749,125
*   Syntel, Inc........................................  22,762    984,456
*   Tableau Software, Inc. Class A.....................   4,969    401,296
#*  Take-Two Interactive Software, Inc................. 124,881  3,711,463
    TE Connectivity, Ltd...............................  85,961  5,706,951
*   Tech Data Corp.....................................  31,224  1,782,890
*   TechTarget, Inc....................................   8,856     97,859
*   TeleCommunication Systems, Inc. Class A............  54,546    154,365
#*  Telenav, Inc.......................................  29,400    190,512
*   TeleTech Holdings, Inc.............................  37,519    827,669
#*  Teradata Corp......................................  65,925  2,937,618
    Teradyne, Inc...................................... 133,582  2,417,834
    Tessco Technologies, Inc...........................   5,854    132,593
    Tessera Technologies, Inc..........................  37,392  1,386,495

                                     1396

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Information Technology -- (Continued)
    Texas Instruments, Inc.............................  99,015 $  5,292,352
    TheStreet, Inc.....................................  12,656       26,324
*   TiVo, Inc..........................................  28,591      299,062
    Total System Services, Inc......................... 129,183    4,569,203
#   Transact Technologies, Inc.........................   5,300       31,535
*   Trimble Navigation, Ltd............................  52,092    1,241,873
#*  TTM Technologies, Inc..............................  63,812      443,493
#*  Tyler Technologies, Inc............................  18,173    1,927,792
#*  Ultimate Software Group, Inc. (The)................   6,315      934,683
*   Ultra Clean Holdings, Inc..........................  17,635      155,188
#*  Ultratech, Inc.....................................  19,800      315,612
*   Unisys Corp........................................  24,872      545,443
*   United Online, Inc.................................   9,323      123,064
*   Unwired Planet, Inc................................  24,541       24,222
*   Vantiv, Inc. Class A...............................  62,995    2,166,398
#*  VASCO Data Security International, Inc.............   7,646      164,389
#*  Veeco Instruments, Inc.............................  28,008      816,993
#*  VeriFone Systems, Inc..............................  60,130    1,887,481
#*  Verint Systems, Inc................................  30,460    1,625,955
#*  VeriSign, Inc......................................  14,100      768,168
#*  ViaSat, Inc........................................  27,869    1,566,795
*   Viasystems Group, Inc..............................  10,620      170,026
*   Video Display Corp.................................   3,247        8,150
#*  Virtusa Corp.......................................  21,489      804,978
    Visa, Inc. Class A.................................  71,331   18,182,985
#   Vishay Intertechnology, Inc........................ 131,644    1,792,991
*   Vishay Precision Group, Inc........................   9,829      163,555
#*  VMware, Inc. Class A...............................   3,400      262,140
    Wayside Technology Group, Inc......................   3,335       59,130
#*  Web.com Group, Inc.................................  30,956      467,745
#*  WebMD Health Corp..................................  17,467      676,846
*   Westell Technologies, Inc. Class A.................  24,316       30,395
    Western Digital Corp...............................  78,396    7,622,443
#   Western Union Co. (The)............................  71,112    1,208,904
*   WEX, Inc...........................................  27,292    2,512,229
*   Xcerra Corp........................................  31,104      238,879
    Xerox Corp......................................... 576,168    7,588,133
    Xilinx, Inc........................................  60,741    2,343,084
*   XO Group, Inc......................................  17,814      292,862
*   Yahoo!, Inc........................................ 110,657    4,867,801
#*  Yelp, Inc..........................................   3,177      166,697
*   Zebra Technologies Corp. Class A...................  35,863    2,993,126
#*  Zillow, Inc. Class A...............................   2,370      229,700
#*  Zix Corp...........................................  41,374      146,464
#*  Zynga, Inc. Class A................................ 476,391    1,219,561
                                                                ------------
Total Information Technology...........................          817,806,415
                                                                ------------
Materials -- (4.6%)
    A Schulman, Inc....................................  20,711      721,778
*   AEP Industries, Inc................................   5,585      279,864
    Air Products & Chemicals, Inc......................  23,298    3,392,422
    Airgas, Inc........................................  39,801    4,483,185
    Albemarle Corp.....................................  80,648    3,892,072

                                     1397

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Materials -- (Continued)
    Alcoa, Inc......................................... 462,297 $ 7,234,948
    Allegheny Technologies, Inc........................  65,699   1,874,392
#*  Allied Nevada Gold Corp............................   8,534       8,790
#*  AM Castle & Co.....................................  13,330      80,647
#   American Vanguard Corp.............................  17,423     194,789
    Ampco-Pittsburgh Corp..............................   4,586      83,465
#   Aptargroup, Inc....................................  40,961   2,585,049
    Ashland, Inc.......................................  34,927   4,139,548
    Avery Dennison Corp................................  73,839   3,859,565
    Axiall Corp........................................  37,833   1,674,110
    Balchem Corp.......................................  15,438     817,751
    Ball Corp..........................................  22,000   1,393,260
    Bemis Co., Inc.....................................  80,434   3,563,226
*   Berry Plastics Group, Inc..........................  43,012   1,454,666
*   Boise Cascade Co...................................  14,950     604,578
    Cabot Corp.........................................  45,400   1,925,414
*   Calgon Carbon Corp.................................  38,212     753,923
    Carpenter Technology Corp..........................  33,193   1,259,342
    Celanese Corp. Series A............................  81,762   4,395,525
#*  Century Aluminum Co................................  69,737   1,611,622
    CF Industries Holdings, Inc........................  30,186   9,218,201
#   Chase Corp.........................................   3,920     140,336
*   Chemtura Corp......................................  69,113   1,505,972
*   Clearwater Paper Corp..............................  15,020   1,111,780
    Commercial Metals Co............................... 100,403   1,347,408
    Compass Minerals International, Inc................  22,675   1,981,795
#*  Contango ORE, Inc..................................     780       3,120
*   Core Molding Technologies, Inc.....................   4,878      70,731
*   Crown Holdings, Inc................................  17,000     753,270
    Cytec Industries, Inc..............................  61,070   2,930,749
    Deltic Timber Corp.................................   6,655     415,938
    Domtar Corp........................................  46,542   1,782,559
    Dow Chemical Co. (The)............................. 292,793  13,222,532
    Eagle Materials, Inc...............................  28,380   2,021,224
    Eastman Chemical Co................................  86,515   6,133,048
    Ecolab, Inc........................................  26,207   2,719,500
    EI du Pont de Nemours & Co......................... 119,246   8,491,508
*   Ferro Corp......................................... 137,587   1,531,343
#*  Flotek Industries, Inc.............................  30,204     488,399
    FMC Corp...........................................  21,044   1,210,030
    Freeport-McMoRan, Inc.............................. 275,365   4,628,886
    Friedman Industries, Inc...........................   5,121      32,057
    FutureFuel Corp....................................  30,554     335,788
#*  General Moly, Inc..................................  58,531      35,119
    Globe Specialty Metals, Inc........................  50,278     775,287
*   Graphic Packaging Holding Co....................... 268,472   3,887,475
    Greif, Inc. Class A................................  19,471     743,792
    Greif, Inc. Class B................................   8,861     388,200
#   Hawkins, Inc.......................................   6,748     259,865
#   Haynes International, Inc..........................   6,462     251,566
#   HB Fuller Co.......................................  36,688   1,509,711
*   Headwaters, Inc....................................  49,356     694,932
#   Hecla Mining Co.................................... 105,137     345,901

                                     1398

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Materials -- (Continued)
#*  Horsehead Holding Corp.............................  39,261 $  527,668
#   Huntsman Corp...................................... 197,626  4,339,867
    Innophos Holdings, Inc.............................  18,488  1,100,776
    Innospec, Inc......................................  16,438    648,808
    International Flavors & Fragrances, Inc............   8,200    870,102
    International Paper Co............................. 135,000  7,109,100
#*  Intrepid Potash, Inc...............................  38,396    511,051
    Kaiser Aluminum Corp...............................  12,565    870,880
    KapStone Paper and Packaging Corp..................  93,122  2,781,554
    KMG Chemicals, Inc.................................   7,438    155,603
#   Koppers Holdings, Inc..............................  12,581    228,471
#*  Kraton Performance Polymers, Inc...................  13,576    262,560
    Kronos Worldwide, Inc..............................  33,276    373,689
#*  Louisiana-Pacific Corp.............................  95,527  1,563,777
*   LSB Industries, Inc................................  19,653    613,960
    LyondellBasell Industries NV Class A...............  77,049  6,093,805
#   Martin Marietta Materials, Inc.....................  38,277  4,123,964
    Materion Corp......................................  16,828    554,483
#*  McEwen Mining, Inc.................................   5,410      6,763
    MeadWestvaco Corp..................................  98,891  4,972,239
*   Mercer International, Inc..........................  30,357    384,927
    Minerals Technologies, Inc.........................  24,648  1,610,254
    Monsanto Co........................................  37,757  4,454,571
    Mosaic Co. (The)...................................  74,640  3,634,222
#   Myers Industries, Inc..............................  25,426    423,343
    Neenah Paper, Inc..................................  16,188    928,867
    NewMarket Corp.....................................   6,400  2,877,888
    Newmont Mining Corp................................ 169,973  4,274,821
    Noranda Aluminum Holding Corp......................  44,811    135,777
#*  Northern Technologies International Corp...........     929     18,984
    Nucor Corp.........................................  82,100  3,583,665
#   Olin Corp..........................................  61,885  1,551,457
    Olympic Steel, Inc.................................   7,202     98,739
    OM Group, Inc......................................  21,791    610,148
*   OMNOVA Solutions, Inc..............................  31,590    216,707
*   Owens-Illinois, Inc................................ 135,793  3,170,767
    Packaging Corp. of America.........................  48,495  3,678,346
*   Penford Corp.......................................   8,331    156,789
    PH Glatfelter Co...................................  31,106    711,394
    PolyOne Corp.......................................  71,726  2,552,728
    PPG Industries, Inc................................  10,790  2,404,875
    Praxair, Inc.......................................  32,224  3,885,892
    Quaker Chemical Corp...............................   9,178    724,328
    Reliance Steel & Aluminum Co.......................  49,302  2,581,946
#*  Rentech, Inc.......................................  89,229    107,075
*   Resolute Forest Products, Inc......................   4,347     73,899
    Rock-Tenn Co. Class A..............................  59,941  3,890,171
#   Royal Gold, Inc....................................  38,218  2,769,276
    RPM International, Inc.............................  64,283  3,076,584
#*  RTI International Metals, Inc......................  17,966    400,642
#   Schnitzer Steel Industries, Inc. Class A...........  17,270    291,518
#   Schweitzer-Mauduit International, Inc..............  20,896    812,019
    Scotts Miracle-Gro Co. (The) Class A...............  31,653  2,007,750

                                     1399

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
     Sealed Air Corp....................................    75,798 $  3,069,819
#*   Senomyx, Inc.......................................    11,087       58,539
     Sensient Technologies Corp.........................    34,170    2,084,370
     Sherwin-Williams Co. (The).........................     8,800    2,387,176
     Sigma-Aldrich Corp.................................     9,500    1,306,440
     Silgan Holdings, Inc...............................    38,967    2,003,293
     Sonoco Products Co.................................    63,734    2,817,043
#    Southern Copper Corp...............................    11,634      317,376
     Steel Dynamics, Inc................................   182,555    3,110,737
     Stepan Co..........................................    14,992      575,693
#*   Stillwater Mining Co...............................    82,167    1,123,223
     SunCoke Energy, Inc................................    55,862      843,516
     Synalloy Corp......................................     4,403       73,530
     TimkenSteel Corp...................................    28,643      773,361
*    Trecora Resources..................................    10,556      145,145
     Tredegar Corp......................................    13,462      287,952
#    Tronox, Ltd. Class A...............................    36,011      761,273
     United States Lime & Minerals, Inc.................     3,394      234,695
#    United States Steel Corp...........................   100,605    2,458,786
#*   Universal Stainless & Alloy Products, Inc..........     3,717       82,852
     Valspar Corp. (The)................................    39,680    3,310,502
#*   Verso Corp.........................................     1,800        3,780
     Vulcan Materials Co................................    31,380    2,212,604
     Wausau Paper Corp..................................    18,875      191,770
     Westlake Chemical Corp.............................    83,009    4,757,246
     Worthington Industries, Inc........................    57,817    1,730,463
*    WR Grace & Co......................................    16,004    1,387,227
     Zep, Inc...........................................    14,727      235,927
                                                                   ------------
Total Materials.........................................            257,405,780
                                                                   ------------
Other -- (0.0%)
o#*  Gerber Scientific, Inc. Escrow Shares..............    12,557           --
                                                                   ------------
Real Estate Investment Trusts -- (0.0%)
     CareTrust REIT, Inc................................     1,196       16,122
     Lamar Advertising Co. Class A......................    32,452    1,817,961
                                                                   ------------
Total Real Estate Investment Trusts.....................              1,834,083
                                                                   ------------
Telecommunication Services -- (2.5%)
#*   8x8, Inc...........................................    29,171      224,908
*    Alaska Communications Systems Group, Inc...........     6,824       12,147
*    Alteva.............................................     2,937       21,440
     AT&T, Inc.......................................... 2,105,867   69,325,142
     Atlantic Tele-Network, Inc.........................    10,116      672,006
#*   Boingo Wireless, Inc...............................    17,338      146,506
     CenturyLink, Inc...................................   182,915    6,798,951
*    Cincinnati Bell, Inc...............................   128,827      377,463
     Cogent Communications Holdings, Inc................    26,528      983,128
#    Consolidated Communications Holdings, Inc..........    41,938      976,317
#    Frontier Communications Corp.......................   690,273    4,635,183
*    General Communication, Inc. Class A................    40,249      590,855
#*   Hawaiian Telcom Holdco, Inc........................       958       24,937
     IDT Corp. Class B..................................    23,808      508,539

                                     1400

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Telecommunication Services -- (Continued)
    Inteliquent, Inc...................................  40,522 $    681,580
#*  Intelsat SA........................................  17,716      279,027
#*  Iridium Communications, Inc........................  44,017      374,585
*   Level 3 Communications, Inc........................  63,197    3,143,419
    Lumos Networks Corp................................  18,448      295,721
#   NTELOS Holdings Corp...............................  10,991       45,063
#*  ORBCOMM, Inc.......................................  38,992      216,795
*   Premiere Global Services, Inc......................  33,866      299,375
*   SBA Communications Corp. Class A...................  21,982    2,565,299
#   Shenandoah Telecommunications Co...................  34,948    1,038,305
    Spok Holdings, Inc.................................  18,161      310,916
#*  Sprint Corp........................................ 110,821      476,530
#*  Straight Path Communications, Inc. Class B.........   7,493      143,716
#*  T-Mobile US, Inc...................................  51,251    1,546,755
    Telephone & Data Systems, Inc......................  73,452    1,707,759
*   United States Cellular Corp........................  12,696      441,694
    Verizon Communications, Inc........................ 751,077   34,331,730
#*  Vonage Holdings Corp............................... 144,148      605,422
    Windstream Holdings, Inc........................... 566,562    4,504,168
                                                                ------------
Total Telecommunication Services.......................          138,305,381
                                                                ------------
Utilities -- (1.9%)
    AES Corp........................................... 142,171    1,737,330
    AGL Resources, Inc.................................  27,012    1,522,937
    ALLETE, Inc........................................  24,403    1,382,430
    Alliant Energy Corp................................  12,946      888,225
    Ameren Corp........................................  17,841      807,840
    American Electric Power Co., Inc...................  28,000    1,758,680
    American States Water Co...........................  21,043      834,145
    American Water Works Co., Inc......................  11,264      632,361
#   Aqua America, Inc..................................  57,843    1,564,653
    Artesian Resources Corp. Class A...................   3,453       76,484
    Atmos Energy Corp..................................  34,598    1,968,972
#   Avista Corp........................................  34,006    1,262,643
    Black Hills Corp...................................  24,539    1,230,876
*   Cadiz, Inc.........................................   2,488       24,034
    California Water Service Group.....................  25,697      630,604
*   Calpine Corp....................................... 212,505    4,437,104
    CenterPoint Energy, Inc............................  32,446      749,178
    Chesapeake Utilities Corp..........................   9,663      471,168
    Cleco Corp.........................................  21,400    1,163,304
    CMS Energy Corp....................................  35,800    1,350,734
    Connecticut Water Service, Inc.....................   6,680      240,213
#   Consolidated Edison, Inc...........................  19,781    1,370,428
    Consolidated Water Co., Ltd........................   8,030       87,126
    Delta Natural Gas Co., Inc.........................   2,958       62,798
    Dominion Resources, Inc............................  34,465    2,650,014
    DTE Energy Co......................................  16,333    1,464,417
    Duke Energy Corp...................................  44,035    3,837,210
*   Dynegy, Inc........................................  78,341    2,140,276
    Edison International...............................  18,676    1,272,769
    El Paso Electric Co................................  21,595      865,096
    Empire District Electric Co. (The).................  23,535      717,111

                                     1401

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Utilities -- (Continued)
    Entergy Corp.......................................  16,687 $1,460,279
#   Exelon Corp........................................  42,345  1,526,114
#   FirstEnergy Corp...................................  39,967  1,611,869
    Gas Natural, Inc...................................   5,877     57,301
#   Genie Energy, Ltd. Class B.........................  12,764     80,030
    Great Plains Energy, Inc...........................  51,724  1,529,479
    Hawaiian Electric Industries, Inc..................  43,152  1,480,114
#   IDACORP, Inc.......................................  28,517  1,936,589
    Integrys Energy Group, Inc.........................  19,386  1,572,205
    ITC Holdings Corp..................................  46,578  1,981,428
#   Laclede Group, Inc. (The)..........................  23,684  1,273,252
    MDU Resources Group, Inc...........................  34,636    783,120
#   MGE Energy, Inc....................................  18,048    828,403
#   Middlesex Water Co.................................   9,603    210,018
#   National Fuel Gas Co...............................  26,581  1,686,033
    New Jersey Resources Corp..........................  24,881  1,589,398
    NextEra Energy, Inc................................  25,658  2,802,880
    NiSource, Inc......................................  21,400    925,764
#   Northeast Utilities................................  30,261  1,681,906
#   Northwest Natural Gas Co...........................  13,834    690,455
#   NorthWestern Corp..................................  25,675  1,482,988
    NRG Energy, Inc....................................  85,540  2,109,416
#   NRG Yield, Inc. Class A............................   6,297    332,985
    OGE Energy Corp....................................  25,200    886,536
#   ONE Gas, Inc.......................................  27,962  1,235,641
    Ormat Technologies, Inc............................  24,692    660,511
#   Otter Tail Corp....................................  19,733    610,144
    Pepco Holdings, Inc................................  32,515    892,537
    PG&E Corp..........................................  21,839  1,284,352
    Piedmont Natural Gas Co., Inc......................  26,711  1,065,502
    Pinnacle West Capital Corp.........................  12,900    905,322
    PNM Resources, Inc.................................  44,367  1,353,193
#   Portland General Electric Co.......................  45,881  1,821,476
    PPL Corp...........................................  29,467  1,046,079
    Public Service Enterprise Group, Inc...............  50,049  2,136,091
    Questar Corp.......................................  96,766  2,511,078
    RGC Resources, Inc.................................     678     14,570
#   SCANA Corp.........................................  11,266    718,433
    Sempra Energy......................................  13,294  1,487,864
    SJW Corp...........................................  13,752    464,405
    South Jersey Industries, Inc.......................  18,842  1,097,546
    Southern Co. (The).................................  52,061  2,640,534
    Southwest Gas Corp.................................  25,612  1,574,114
    TECO Energy, Inc...................................  82,749  1,765,036
    UGI Corp........................................... 120,261  4,448,454
    UIL Holdings Corp..................................  30,926  1,422,596
#   Unitil Corp........................................   9,462    353,500
    Vectren Corp.......................................  28,804  1,380,288
#   Westar Energy, Inc.................................  46,315  1,978,577
#   WGL Holdings, Inc..................................  27,188  1,536,122
#   Wisconsin Energy Corp..............................  18,000  1,003,860
    Xcel Energy, Inc...................................  44,884  1,684,497

                                     1402

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                            SHARES       VALUE+
                                          ---------- --------------
Utilities -- (Continued)
#     York Water Co......................      5,802 $      137,333
                                                     --------------
Total Utilities..........................               108,949,377
                                                     --------------
TOTAL COMMON STOCKS......................             5,057,666,291
                                                     --------------
RIGHTS/WARRANTS -- (0.0%)
o*    Community Health Systems, Inc.
        Rights 01/04/16..................    137,366          3,709
o#*   Empire Resorts, Inc. Rights
        02/02/2015.......................        159             --
o*    Furiex Pharmaceuticals Contingent
        Value Rights.....................      5,764         56,314
o*    Leap Wireless International, Inc.
        Contingent Value Rights..........     42,008        105,860
o*    LGL Group, Inc. (The) Warrants
        08/06/18.........................      6,045             49
o#*   Magnum Hunter Resources Corp.
        Warrants 04/15/16................      9,520             --
o*    Providence Service Corp. (The)
        Rights 02/05/2015................        658             --
o*    Safeway Casa Ley Contingent Value
        Rights...........................     95,306         96,726
o*    Safeway PDC, LLC Contingent Value
        Rights...........................     95,306          4,651
o*    Sears Holdings Corporation Rights..          1             --
o*    Southern Community Financial Corp.
        Contingent Value Rights..........      4,210          3,897
                                                     --------------
TOTAL RIGHTS/WARRANTS....................                   271,206
                                                     --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid
        Reserves, 0.089%................. 19,586,031     19,586,031
                                                     --------------
SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@  DFA Short Term Investment Fund..... 46,389,644    536,728,178
                                                     --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,692,279,422)^^...............            $5,614,251,706
                                                     ==============

                                     1403

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  792,056,140           --   --    $  792,056,140
   Consumer Staples.........    316,360,206           --   --       316,360,206
   Energy...................    464,079,205           --   --       464,079,205
   Financials...............    843,272,371 $        284   --       843,272,655
   Health Care..............    575,659,303           --   --       575,659,303
   Industrials..............    741,937,746           --   --       741,937,746
   Information Technology...    817,806,415           --   --       817,806,415
   Materials................    257,405,780           --   --       257,405,780
   Other....................             --           --   --                --
   Real Estate Investment
     Trusts.................      1,834,083           --   --         1,834,083
   Telecommunication
     Services...............    138,305,381           --   --       138,305,381
   Utilities................    108,949,377           --   --       108,949,377
Rights/Warrants.............             --      271,206   --           271,206
Temporary Cash Investments..     19,586,031           --   --        19,586,031
Securities Lending
  Collateral................             --  536,728,178   --       536,728,178
                             -------------- ------------   --    --------------
TOTAL....................... $5,077,252,038 $536,999,668   --    $5,614,251,706
                             ============== ============   ==    ==============

                                     1404

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- ------------
COMMON STOCKS -- (99.2%)
AUSTRALIA -- (6.3%)
    Adelaide Brighton, Ltd.............................    28,536 $     79,083
*   Alumina, Ltd....................................... 1,472,416    2,203,931
*   Alumina, Ltd. Sponsored ADR........................    39,590      235,560
    AMP, Ltd...........................................   100,582      448,557
    Asciano, Ltd....................................... 1,426,870    6,643,139
    ASX, Ltd...........................................    14,805      437,572
    Aurizon Holdings, Ltd..............................    56,399      215,665
    Bank of Queensland, Ltd............................   224,669    2,176,330
    Bendigo and Adelaide Bank, Ltd.....................   326,386    3,380,065
    BHP Billiton, Ltd..................................   250,537    5,778,568
#   BHP Billiton, Ltd. Sponsored ADR...................   341,974   15,843,655
*   BlueScope Steel, Ltd...............................   363,944    1,409,919
    Boral, Ltd.........................................   596,037    2,579,728
    Caltex Australia, Ltd..............................   110,645    2,863,520
    Downer EDI, Ltd....................................   138,773      450,585
    Echo Entertainment Group, Ltd......................   370,129    1,156,495
    Fairfax Media, Ltd.................................    52,779       36,714
    Fortescue Metals Group, Ltd........................   631,268    1,144,673
    GrainCorp, Ltd. Class A............................   143,408      989,883
    Harvey Norman Holdings, Ltd........................   349,578    1,067,709
    Incitec Pivot, Ltd................................. 1,450,062    4,044,401
    Leighton Holdings, Ltd.............................    14,190      225,812
    Lend Lease Group...................................   310,226    3,998,699
    Macquarie Group, Ltd...............................   389,534   18,847,122
    Metcash, Ltd.......................................    57,781       65,228
    National Australia Bank, Ltd.......................   627,187   17,296,828
    New Hope Corp., Ltd................................    87,426      159,288
*   Newcrest Mining, Ltd...............................   519,725    5,611,710
    Orica, Ltd.........................................    62,540      877,862
    Origin Energy, Ltd.................................   535,088    4,415,449
    Primary Health Care, Ltd...........................   282,772    1,012,754
*   Qantas Airways, Ltd................................   930,840    1,875,709
    QBE Insurance Group, Ltd...........................   646,204    5,297,499
    Rio Tinto, Ltd.....................................   174,365    7,775,298
    Santos, Ltd........................................ 1,249,463    7,606,758
    Seven Group Holdings, Ltd..........................    80,087      317,433
    Sims Metal Management, Ltd.........................    83,499      702,479
    Sims Metal Management, Ltd. Sponsored ADR..........     7,228       60,455
    Sonic Healthcare, Ltd..............................    25,899      378,103
    Suncorp Group, Ltd.................................   980,042   11,166,387
    Tabcorp Holdings, Ltd..............................   611,585    2,161,674
    Tatts Group, Ltd................................... 1,379,465    4,128,338
    Toll Holdings, Ltd.................................   754,060    3,605,926
    Treasury Wine Estates, Ltd.........................   395,229    1,502,593
    Wesfarmers, Ltd....................................   689,550   23,291,526
    Woodside Petroleum, Ltd............................   403,136   10,706,881
    WorleyParsons, Ltd.................................     9,676       71,990
                                                                  ------------
TOTAL AUSTRALIA........................................            186,345,553
                                                                  ------------
AUSTRIA -- (0.1%)
    Erste Group Bank AG................................   108,153    2,341,424

                                     1405

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
AUSTRIA -- (Continued)
    OMV AG.............................................  31,375 $   780,009
#   Raiffeisen Bank International AG...................  38,849     453,954
                                                                -----------
TOTAL AUSTRIA..........................................           3,575,387
                                                                -----------
BELGIUM -- (1.6%)
    Ageas.............................................. 227,139   7,778,108
    Colruyt SA.........................................  19,751     910,979
    Delhaize Group SA..................................  99,532   8,279,709
    Delhaize Group SA Sponsored ADR....................  42,400     877,256
*   KBC Groep NV....................................... 199,328  10,720,862
#   Solvay SA..........................................  69,836   9,547,735
    UCB SA.............................................  86,038   6,688,486
    Umicore SA.........................................  59,209   2,479,733
                                                                -----------
TOTAL BELGIUM..........................................          47,282,868
                                                                -----------
CANADA -- (7.6%)
    Agnico Eagle Mines, Ltd.(008474108)................ 199,794   6,737,054
    Agnico Eagle Mines, Ltd.(2009823)..................   4,351     146,693
    Agrium, Inc........................................  63,645   6,787,739
    Bank of Montreal...................................  86,613   4,978,515
    Barrick Gold Corp.................................. 585,540   7,483,201
#*  BlackBerry, Ltd.(09228F103)........................  71,901     729,795
*   BlackBerry, Ltd.(BCBHZ31)..........................  88,181     895,897
    Bonavista Energy Corp..............................  76,384     360,671
    Cameco Corp.(13321L108)............................ 159,207   2,232,082
    Cameco Corp.(2166160)..............................  55,352     778,857
    Canadian Natural Resources, Ltd.(136385101)........ 510,531  14,774,767
    Canadian Natural Resources, Ltd.(2171573).......... 440,539  12,772,060
    Canadian Oil Sands, Ltd............................  71,355     440,810
    Canadian Tire Corp., Ltd. Class A..................  93,646   8,636,480
*   Catamaran Corp.....................................  34,632   1,728,483
    Cenovus Energy, Inc................................ 181,954   3,437,111
    Crescent Point Energy Corp.(B67C8W8)............... 187,128   4,447,364
    Crescent Point Energy Corp.(22576C101).............   5,581     132,493
    Eldorado Gold Corp.(2307873)....................... 220,811   1,060,004
#   Eldorado Gold Corp.(284902103)..................... 122,985     587,868
    Empire Co., Ltd....................................  23,296   1,695,821
    Encana Corp........................................ 521,545   6,383,711
    Enerplus Corp.(292766102)..........................  76,246     747,211
#   Enerplus Corp.(B584T89)............................  91,995     892,656
    Ensign Energy Services, Inc........................  70,294     487,361
    Fairfax Financial Holdings, Ltd....................  17,984   9,553,160
    First Quantum Minerals, Ltd........................ 596,236   5,438,239
#   Genworth MI Canada, Inc............................  38,419     956,015
    George Weston, Ltd.................................  22,934   1,817,827
    Goldcorp, Inc...................................... 128,811   3,111,049
    Husky Energy, Inc.................................. 284,928   6,132,668
    Industrial Alliance Insurance & Financial
      Services, Inc....................................  88,388   2,814,337
*   Kinross Gold Corp.................................. 897,937   3,045,651
    Loblaw Cos., Ltd...................................  13,000     645,857
*   Lundin Mining Corp................................. 248,939     885,500
    Magna International, Inc...........................  35,399   3,401,168

                                     1406

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
CANADA -- (Continued)
    Manulife Financial Corp............................ 1,149,080 $ 18,429,409
    Maple Leaf Foods, Inc..............................    24,272      389,284
*   MEG Energy Corp....................................    36,322      553,963
    Osisko Gold Royalties, Ltd.........................     5,990       80,561
    Pacific Rubiales Energy Corp.......................   227,364      527,838
    Pan American Silver Corp...........................    39,975      468,111
    Pengrowth Energy Corp..............................   329,709      882,199
#   Penn West Petroleum, Ltd...........................   284,034      429,169
    Precision Drilling Corp.(B5YPLH9)..................    44,073      225,099
    Precision Drilling Corp.(74022D308)................   111,193      567,084
    Sun Life Financial, Inc............................   250,463    7,659,552
    Suncor Energy, Inc.(867224107).....................   191,393    5,705,425
    Suncor Energy, Inc.(B3NB1P2)....................... 1,078,999   32,182,311
    Talisman Energy, Inc.(87425E103)...................   449,451    3,379,872
    Talisman Energy, Inc.(2068299).....................   794,446    5,989,449
    Teck Resources, Ltd. Class B.......................   164,569    2,130,448
    Thomson Reuters Corp...............................   271,347   10,412,276
    TMX Group, Ltd.....................................     3,200      118,536
    TransAlta Corp.....................................   181,755    1,590,553
*   Turquoise Hill Resources, Ltd.(900435108)..........    62,800      180,864
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)............   173,372      503,457
    West Fraser Timber Co., Ltd........................    31,173    1,790,356
    Whitecap Resources, Inc............................    78,012      761,886
    WSP Global, Inc....................................    26,658      721,048
    Yamana Gold, Inc...................................   329,378    1,363,445
                                                                  ------------
TOTAL CANADA...........................................            224,198,370
                                                                  ------------
DENMARK -- (1.2%)
    AP Moeller - Maersk A.S. Class A...................     1,760    3,444,121
    AP Moeller - Maersk A.S. Class B...................     5,120   10,346,235
    Carlsberg A.S. Class B.............................    89,501    6,572,106
    Danske Bank A.S....................................   215,056    5,566,159
#   FLSmidth & Co. A.S.................................     4,302      181,760
    H Lundbeck A.S.....................................    17,769      360,881
*   Jyske Bank A.S.....................................     9,243      418,368
    Rockwool International A.S. Class B................     2,810      300,057
    TDC A.S............................................   875,646    6,480,476
*   Vestas Wind Systems A.S............................    44,032    1,710,802
                                                                  ------------
TOTAL DENMARK..........................................             35,380,965
                                                                  ------------
FINLAND -- (0.9%)
    Fortum Oyj.........................................   528,812   11,279,954
    Kesko Oyj Class B..................................    32,608    1,191,574
    Neste Oil Oyj......................................    72,753    2,023,145
    Stora Enso Oyj Class R.............................   573,012    5,559,606
    UPM-Kymmene Oyj....................................   370,894    6,519,343
                                                                  ------------
TOTAL FINLAND..........................................             26,573,622
                                                                  ------------
FRANCE -- (8.6%)
    AXA SA.............................................   949,984   22,221,970
    AXA SA Sponsored ADR...............................   394,508    9,282,773
    BNP Paribas SA.....................................   298,627   15,679,516

                                     1407

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
FRANCE -- (Continued)
*   Bollore SA(BQR9N80)................................     2,800 $     11,707
    Bollore SA(4572709)................................   603,400    2,596,962
    Bouygues SA........................................   226,647    8,076,574
    Casino Guichard Perrachon SA.......................    64,289    5,832,452
#*  CGG SA Sponsored ADR...............................    27,619      154,943
    Cie de Saint-Gobain................................   507,632   21,625,468
    Cie Generale des Etablissements Michelin...........    74,433    7,248,431
    CNP Assurances.....................................   122,740    2,154,759
    Credit Agricole SA.................................   349,445    4,144,300
    Eiffage SA.........................................    16,826      819,219
    Electricite de France SA...........................   188,405    5,107,463
    GDF Suez........................................... 1,112,207   24,666,945
    Lafarge SA.........................................   161,090   11,037,188
    Lagardere SCA......................................    29,519      807,375
    Natixis SA.........................................   644,051    4,096,150
    Orange SA.......................................... 1,431,646   25,187,050
*   Peugeot SA.........................................   415,960    5,995,818
    Renault SA.........................................   255,508   19,527,547
    Rexel SA...........................................   159,690    2,983,602
    SCOR SE............................................    64,433    2,005,794
    Societe Generale SA................................   377,759   15,169,407
    STMicroelectronics NV..............................   664,188    5,514,994
    Total SA...........................................   213,423   10,955,123
    Vallourec SA.......................................    68,967    1,496,376
    Vivendi SA.........................................   811,528   19,190,520
                                                                  ------------
TOTAL FRANCE...........................................            253,590,426
                                                                  ------------
GERMANY -- (7.9%)
    Allianz SE.........................................   217,369   35,842,262
    Allianz SE ADR.....................................   716,588   11,823,702
    Bayerische Motoren Werke AG........................   246,260   28,637,721
    Celesio AG.........................................    36,473    1,080,450
*   Commerzbank AG.....................................   513,849    6,160,687
    Daimler AG.........................................   735,745   66,632,585
    Deutsche Bank AG(5750355)..........................   181,726    5,275,076
    Deutsche Bank AG(D18190898)........................   189,437    5,489,884
    Deutsche Lufthansa AG..............................   210,964    3,568,235
    E.ON SE............................................   656,196   10,157,870
    Fraport AG Frankfurt Airport Services Worldwide....    21,020    1,284,377
    Hannover Rueck SE..................................    12,733    1,141,225
    HeidelbergCement AG................................   116,818    8,590,695
    K+S AG.............................................   142,209    4,489,993
*   Metro AG...........................................   100,772    3,100,903
    Muenchener Rueckversicherungs-Gesellschaft AG......   112,068   22,467,573
*   Osram Licht AG.....................................    12,362      568,259
    RWE AG.............................................   368,902   10,233,123
*   Talanx AG..........................................     6,056      184,443
    Telefonica Deutschland Holding AG..................   134,089      743,896
    Volkswagen AG......................................    20,821    4,622,803

                                     1408

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
GERMANY -- (Continued)
    Wacker Chemie AG...................................     4,761 $    509,779
                                                                  ------------
TOTAL GERMANY..........................................            232,605,541
                                                                  ------------
HONG KONG -- (3.2%)
    Cathay Pacific Airways, Ltd........................ 1,226,000    2,850,922
    Cheung Kong Holdings, Ltd..........................   296,000    5,648,502
*   FIH Mobile, Ltd....................................   777,000      345,647
    Guoco Group, Ltd...................................     6,000       70,781
    Hang Lung Group, Ltd...............................   201,000      958,514
    Hang Lung Properties, Ltd..........................   285,000      834,323
    Henderson Land Development Co., Ltd................   416,821    2,984,849
    Hongkong & Shanghai Hotels (The)...................   413,918      592,165
    Hopewell Holdings, Ltd.............................   421,331    1,578,986
    Hutchison Whampoa, Ltd............................. 1,722,000   22,789,231
    Kerry Logistics Network, Ltd.......................   140,250      213,915
    Kerry Properties, Ltd..............................   524,000    1,861,691
    MTR Corp., Ltd.....................................   365,407    1,618,764
    New World Development Co., Ltd..................... 7,080,916    8,460,442
    NWS Holdings, Ltd..................................   252,618      467,542
    Orient Overseas International, Ltd.................   229,048    1,492,701
    Shangri-La Asia, Ltd...............................   872,000    1,129,719
    Sino Land Co., Ltd................................. 1,285,241    2,155,922
    Sun Hung Kai Properties, Ltd....................... 1,018,434   16,546,087
    Swire Pacific, Ltd. Class A........................   354,500    4,747,313
    Swire Pacific, Ltd. Class B........................    27,500       67,181
#   Tsim Sha Tsui Properties, Ltd......................   259,630      662,407
    Wharf Holdings, Ltd. (The)......................... 1,130,000    9,190,711
    Wheelock & Co., Ltd................................ 1,122,000    6,362,472
    Yue Yuen Industrial Holdings, Ltd..................    40,500      152,009
                                                                  ------------
TOTAL HONG KONG........................................             93,782,796
                                                                  ------------
IRELAND -- (0.1%)
*   Bank of Ireland.................................... 8,703,886    2,619,597
#*  Bank of Ireland Sponsored ADR......................    36,719      442,831
    CRH P.L.C. Sponsored ADR...........................    25,104      606,010
                                                                  ------------
TOTAL IRELAND..........................................              3,668,438
                                                                  ------------
ISRAEL -- (0.3%)
    Azrieli Group......................................       444       15,317
    Bank Hapoalim BM...................................   927,212    4,118,724
*   Bank Leumi Le-Israel BM............................   999,702    3,332,907
    Elbit Systems, Ltd.................................       908       56,105
*   Israel Discount Bank, Ltd. Class A.................   522,880      816,944
*   Mizrahi Tefahot Bank, Ltd..........................    29,680      323,888
    NICE Systems, Ltd. Sponsored ADR...................     2,302      112,683
    Teva Pharmaceutical Industries, Ltd. Sponsored
       ADR.............................................    29,587    1,682,317
                                                                  ------------
TOTAL ISRAEL...........................................             10,458,885
                                                                  ------------
ITALY -- (1.6%)
*   Banca Monte dei Paschi di Siena SpA................   349,891      158,185
*   Banco Popolare SC..................................   225,148    2,841,324
    Eni SpA............................................   170,711    2,872,823

                                     1409

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
ITALY -- (Continued)
    Intesa Sanpaolo SpA................................ 3,543,009 $10,360,678
    Mediobanca SpA.....................................   312,659   2,708,318
*   Telecom Italia SpA................................. 5,900,709   6,856,425
*   Telecom Italia SpA Sponsored ADR...................   192,351   2,212,036
    UniCredit SpA...................................... 2,272,448  13,396,665
    Unione di Banche Italiane SCPA..................... 1,053,933   7,249,270
                                                                  -----------
TOTAL ITALY............................................            48,655,724
                                                                  -----------
JAPAN -- (21.7%)
    77 Bank, Ltd. (The)................................   247,000   1,366,022
    Aeon Co., Ltd......................................   890,100   9,401,354
    Aisin Seiki Co., Ltd...............................   150,300   5,250,822
    Alfresa Holdings Corp..............................   118,300   1,402,545
    Amada Co., Ltd.....................................   248,000   2,260,279
    Aoyama Trading Co., Ltd............................    22,400     752,849
    Asahi Glass Co., Ltd...............................   925,000   4,920,985
    Asahi Kasei Corp................................... 1,646,000  16,255,993
    Asatsu-DK, Inc.....................................     5,000     125,077
    Autobacs Seven Co., Ltd............................    34,800     509,493
    Azbil Corp.........................................     2,900      72,056
    Bank of Kyoto, Ltd. (The)..........................   170,000   1,425,227
    Bank of Yokohama, Ltd. (The).......................   939,000   5,066,715
    Brother Industries, Ltd............................    66,300   1,135,441
    Canon Marketing Japan, Inc.........................    39,500     717,757
    Chiba Bank, Ltd. (The).............................   463,000   3,120,236
    Chugoku Bank, Ltd. (The)...........................   112,200   1,596,021
    Citizen Holdings Co., Ltd..........................   180,100   1,437,580
    Coca-Cola East Japan Co., Ltd......................    18,900     314,684
    Coca-Cola West Co., Ltd............................    42,400     606,458
    COMSYS Holdings Corp...............................    30,000     408,128
    Cosmo Oil Co., Ltd.................................   356,000     479,989
    Dai Nippon Printing Co., Ltd.......................   391,000   3,516,419
    Dai-ichi Life Insurance Co., Ltd. (The)............   425,100   5,695,323
    Daicel Corp........................................   255,000   3,170,449
    Daido Steel Co., Ltd...............................   209,000     818,630
    Daihatsu Motor Co., Ltd............................    95,500   1,331,697
    Daiichi Sankyo Co., Ltd............................   175,200   2,541,689
    Denki Kagaku Kogyo K.K.............................   302,000   1,189,915
    DIC Corp...........................................   132,000     326,806
    Ebara Corp.........................................   190,000     730,818
    Fuji Media Holdings, Inc...........................    34,200     429,908
    FUJIFILM Holdings Corp.............................   231,300   7,817,405
    Fukuoka Financial Group, Inc.......................   394,000   1,966,362
    Fukuyama Transporting Co., Ltd.....................    34,000     190,112
    Furukawa Electric Co., Ltd.........................   263,000     437,497
    Glory, Ltd.........................................    42,500   1,113,776
    Gunma Bank, Ltd. (The).............................   208,000   1,367,605
    H2O Retailing Corp.................................    46,400     819,573
    Hachijuni Bank, Ltd. (The).........................   259,000   1,706,804
    Hakuhodo DY Holdings, Inc..........................    25,600     254,452
    Hankyu Hanshin Holdings, Inc.......................   710,000   3,946,488
    Higo Bank, Ltd. (The)..............................   104,000     563,950
    Hiroshima Bank, Ltd. (The).........................   238,000   1,183,856

                                     1410

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Hitachi Capital Corp...............................    19,200 $   377,486
    Hitachi Chemical Co., Ltd..........................    71,600   1,440,460
    Hitachi Construction Machinery Co., Ltd............   116,500   2,153,802
    Hitachi High-Technologies Corp.....................    31,535     979,632
    Hitachi Transport System, Ltd......................    24,285     317,707
    Hokuhoku Financial Group, Inc......................   791,000   1,629,981
    Honda Motor Co., Ltd...............................   756,800  22,836,251
    House Foods Group, Inc.............................    38,100     762,243
    Ibiden Co., Ltd....................................   144,200   2,167,809
    Idemitsu Kosan Co., Ltd............................   105,800   1,766,002
    Iida Group Holdings Co., Ltd.......................    33,700     419,148
    Isetan Mitsukoshi Holdings, Ltd....................   140,855   1,997,223
    ITOCHU Corp........................................ 1,199,100  12,141,431
    Iyo Bank, Ltd. (The)...............................   161,000   1,857,801
    J Front Retailing Co., Ltd.........................   232,500   2,962,800
    JFE Holdings, Inc..................................   395,200   8,705,211
    Joyo Bank, Ltd. (The)..............................   398,000   2,000,429
    JSR Corp...........................................    18,400     324,315
    JTEKT Corp.........................................    53,900     888,927
    JX Holdings, Inc................................... 2,090,486   7,714,376
    K's Holdings Corp..................................    12,000     352,438
    Kagoshima Bank, Ltd. (The).........................   137,000     857,254
    Kajima Corp........................................   608,000   2,405,565
    Kamigumi Co., Ltd..................................   160,000   1,598,887
    Kaneka Corp........................................   280,000   1,709,005
    Kawasaki Kisen Kaisha, Ltd......................... 1,099,000   3,145,849
    Keiyo Bank, Ltd. (The).............................    96,000     523,755
    Kewpie Corp........................................    23,300     540,983
    Kinden Corp........................................     7,000      82,917
    Kirin Holdings Co., Ltd............................    65,800     885,945
    Kobe Steel, Ltd.................................... 3,940,000   6,910,006
    Konica Minolta, Inc................................   612,400   6,739,100
    Kuraray Co., Ltd...................................   369,700   4,642,279
    Kurita Water Industries, Ltd.......................    11,000     234,338
    Kyocera Corp.......................................   121,000   5,325,774
    Kyocera Corp. Sponsored ADR........................     3,558     155,556
    Kyowa Hakko Kirin Co., Ltd.........................   149,000   1,696,738
    Lintec Corp........................................     8,500     187,045
    LIXIL Group Corp...................................   117,440   2,288,207
    Maeda Road Construction Co., Ltd...................    23,000     362,955
    Marubeni Corp...................................... 1,145,300   6,321,752
    Marui Group Co., Ltd...............................   129,600   1,347,139
    Matsumotokiyoshi Holdings Co., Ltd.................       900      29,660
    Medipal Holdings Corp..............................   107,800   1,257,734
    MEIJI Holdings Co., Ltd............................     3,400     373,580
    Mitsubishi Chemical Holdings Corp.................. 1,991,500  10,321,607
    Mitsubishi Corp....................................   389,500   6,794,905
    Mitsubishi Gas Chemical Co., Inc...................   246,000   1,112,252
    Mitsubishi Logistics Corp..........................    49,000     728,734
    Mitsubishi Materials Corp.......................... 1,534,000   4,837,257
    Mitsubishi Tanabe Pharma Corp......................   130,800   2,067,822
    Mitsubishi UFJ Financial Group, Inc................ 7,211,034  38,321,348
    Mitsubishi UFJ Financial Group, Inc. ADR........... 1,691,580   8,965,374

                                     1411

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
JAPAN -- (Continued)
    Mitsui & Co., Ltd..................................    871,300 $11,087,074
    Mitsui & Co., Ltd. Sponsored ADR...................      4,829   1,226,566
    Mitsui Chemicals, Inc..............................    916,000   2,680,188
    Mitsui Engineering & Shipbuilding Co., Ltd.........     25,000      40,645
    Mitsui Mining & Smelting Co., Ltd..................    231,000     482,368
    Mitsui OSK Lines, Ltd..............................  1,091,000   3,683,171
    Mizuho Financial Group, Inc........................ 17,014,000  27,819,895
    MS&AD Insurance Group Holdings.....................    187,991   4,570,850
    Nagase & Co., Ltd..................................     88,700   1,102,690
    Nanto Bank, Ltd. (The).............................     58,000     194,441
    NEC Corp...........................................  3,146,000   8,886,360
    NH Foods, Ltd......................................     45,397   1,122,310
    NHK Spring Co., Ltd................................    110,000     992,180
    Nikon Corp.........................................    157,200   1,994,601
    Nippo Corp.........................................     51,000     793,023
    Nippon Electric Glass Co., Ltd.....................    161,000     830,926
    Nippon Express Co., Ltd............................    870,000   5,075,410
    Nippon Paper Industries Co., Ltd...................    114,700   1,808,713
    Nippon Shokubai Co., Ltd...........................     86,000   1,155,195
    Nippon Steel & Sumitomo Metal Corp.................  6,147,000  14,367,340
    Nippon Yusen K.K...................................  2,155,000   6,407,051
    Nishi-Nippon City Bank, Ltd. (The).................    368,000   1,195,027
    Nissan Motor Co., Ltd..............................  1,904,600  16,240,938
    Nisshin Seifun Group, Inc..........................    122,230   1,503,275
    Nisshin Steel Co., Ltd.............................     28,800     298,119
    Nisshinbo Holdings, Inc............................    107,000   1,202,379
    NOK Corp...........................................     76,600   2,203,427
    Nomura Holdings, Inc...............................    113,300     602,376
    Nomura Real Estate Holdings, Inc...................      6,300     106,009
    NTN Corp...........................................    508,000   2,174,097
    NTT DOCOMO, Inc....................................  1,212,400  20,466,893
    NTT DOCOMO, Inc. Sponsored ADR.....................      5,206      87,877
    Obayashi Corp......................................    433,000   2,740,988
    Oji Holdings Corp..................................  1,074,000   4,048,403
    Onward Holdings Co., Ltd...........................     30,000     193,466
    Otsuka Holdings Co., Ltd...........................     72,600   2,246,176
    Rengo Co., Ltd.....................................     14,000      58,822
    Resona Holdings, Inc...............................  1,053,200   5,225,146
    Ricoh Co., Ltd.....................................  1,023,200   9,981,698
    Sankyo Co., Ltd....................................     19,300     693,643
    SBI Holdings, Inc..................................    136,800   1,461,787
    Sega Sammy Holdings, Inc...........................     25,000     325,555
    Seino Holdings Co., Ltd............................     82,000     892,268
    Sekisui Chemical Co., Ltd..........................    209,000   2,285,781
    Sekisui House, Ltd.................................    543,600   7,029,575
    Shiga Bank, Ltd. (The).............................    195,000   1,087,719
    Shimizu Corp.......................................    185,000   1,276,434
    Shinsei Bank, Ltd..................................    436,000     790,260
    Shizuoka Bank, Ltd. (The)..........................    303,000   2,768,728
    Showa Denko K.K....................................  1,686,000   2,154,836
    Showa Shell Sekiyu K.K.............................    131,500   1,283,381
    SKY Perfect JSAT Holdings, Inc.....................    130,400     789,686
    Sojitz Corp........................................    547,200     707,313

                                     1412

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
JAPAN -- (Continued)
    Sompo Japan Nipponkoa Holdings, Inc................   149,500 $  4,148,177
    Sony Corp..........................................   139,100    3,271,782
    Sony Corp. Sponsored ADR...........................   547,509   12,751,485
    Sumitomo Bakelite Co., Ltd.........................    52,000      215,225
    Sumitomo Chemical Co., Ltd......................... 2,166,000    8,521,695
    Sumitomo Corp......................................   326,000    3,217,083
    Sumitomo Dainippon Pharma Co., Ltd.................    26,100      274,367
    Sumitomo Electric Industries, Ltd..................   708,900    9,134,659
    Sumitomo Forestry Co., Ltd.........................   147,900    1,375,615
    Sumitomo Heavy Industries, Ltd.....................   466,000    2,521,715
    Sumitomo Metal Mining Co., Ltd.....................   462,000    6,602,939
    Sumitomo Mitsui Financial Group, Inc...............   935,627   31,396,679
    Sumitomo Mitsui Trust Holdings, Inc................ 1,714,000    6,027,325
    Sumitomo Osaka Cement Co., Ltd.....................   133,000      386,744
    Sumitomo Rubber Industries, Ltd....................   115,300    1,792,970
    Suzuken Co., Ltd...................................    37,000    1,042,380
    Suzuki Motor Corp..................................   263,900    8,344,560
    T&D Holdings, Inc..................................   599,000    6,745,691
    Takashimaya Co., Ltd...............................   218,000    1,912,097
#   Takata Corp........................................    21,700      253,092
    TDK Corp...........................................   170,900   10,650,764
    Teijin, Ltd........................................ 1,217,000    3,625,254
    Toho Holdings Co., Ltd.............................    11,500      160,173
    Tokai Rika Co., Ltd................................    45,200      930,759
    Tokio Marine Holdings, Inc.........................   115,600    4,035,849
    Toppan Printing Co., Ltd...........................   261,000    1,743,496
    Toshiba TEC Corp...................................    44,000      271,425
    Tosoh Corp.........................................   524,000    2,824,809
    Toyo Seikan Group Holdings, Ltd....................    66,700      855,769
    Toyobo Co., Ltd....................................   129,000      173,497
    Toyoda Gosei Co., Ltd..............................    64,100    1,412,091
    Toyota Boshoku Corp................................    24,600      324,743
    Toyota Tsusho Corp.................................   278,500    6,595,585
    Ube Industries, Ltd................................   962,000    1,440,745
    Universal Entertainment Corp.......................       500        8,454
    UNY Group Holdings Co., Ltd........................    58,500      336,584
    Ushio, Inc.........................................    44,600      516,697
    Wacoal Holdings Corp...............................    46,000      455,947
    Yamada Denki Co., Ltd..............................   442,100    1,642,460
    Yamaguchi Financial Group, Inc.....................   115,000    1,196,456
    Yamaha Corp........................................   111,400    1,622,305
    Yamato Kogyo Co., Ltd..............................    24,400      627,956
    Yamazaki Baking Co., Ltd...........................    93,000    1,369,241
    Yokohama Rubber Co., Ltd. (The)....................   107,000    1,006,652
                                                                  ------------
TOTAL JAPAN............................................            640,519,109
                                                                  ------------
NETHERLANDS -- (2.7%)
    Aegon NV...........................................   974,189    6,942,913
    Akzo Nobel NV......................................    61,480    4,429,093
    ArcelorMittal(B03XPL1)............................. 1,173,996   11,215,995
#   ArcelorMittal(B295F26).............................   202,952    1,956,457
    Boskalis Westminster NV............................    38,931    1,721,082
    Delta Lloyd NV.....................................    41,695      787,772

                                     1413

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
NETHERLANDS -- (Continued)
*   ING Groep NV....................................... 1,669,297 $20,753,370
*   ING Groep NV Sponsored ADR.........................   207,810   2,585,156
    Koninklijke Ahold NV...............................   249,009   4,494,238
    Koninklijke DSM NV.................................   212,025  11,245,972
    Koninklijke KPN NV.................................   621,739   1,918,923
    Koninklijke Philips NV.............................   444,696  12,262,431
                                                                  -----------
TOTAL NETHERLANDS......................................            80,313,402
                                                                  -----------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd................   179,042     579,068
    Contact Energy, Ltd................................   338,902   1,739,306
    Fletcher Building, Ltd.............................    91,591     556,394
                                                                  -----------
TOTAL NEW ZEALAND......................................             2,874,768
                                                                  -----------
NORWAY -- (0.8%)
    Aker ASA Class A...................................    12,658     270,356
    DNB ASA............................................   552,211   8,000,766
    Norsk Hydro ASA....................................   399,775   2,349,373
    Orkla ASA..........................................    17,239     127,049
    Petroleum Geo-Services ASA.........................    13,824      75,165
#   Seadrill, Ltd......................................    87,129     935,765
    SpareBank 1 SR Bank ASA............................     8,247      51,787
    Statoil ASA........................................   189,489   3,173,236
    Statoil ASA Sponsored ADR..........................   140,599   2,362,063
    Stolt-Nielsen, Ltd.................................     2,191      34,594
*   Storebrand ASA.....................................   156,456     472,964
    Subsea 7 SA........................................   177,450   1,509,483
    Wilh Wilhelmsen Holding ASA Class A................        99       1,920
    Yara International ASA.............................    71,785   3,737,295
                                                                  -----------
TOTAL NORWAY...........................................            23,101,816
                                                                  -----------
PORTUGAL -- (0.0%)
*   Banco Comercial Portugues SA.......................   556,334      39,180
*   Banco Espirito Santo SA............................   865,680          --
    EDP Renovaveis SA..................................   166,881   1,115,522
                                                                  -----------
TOTAL PORTUGAL.........................................             1,154,702
                                                                  -----------
SINGAPORE -- (1.3%)
    CapitaLand, Ltd.................................... 1,097,000   2,815,529
    City Developments, Ltd.............................   206,000   1,526,866
    DBS Group Holdings, Ltd............................   570,305   8,314,829
    Golden Agri-Resources, Ltd......................... 5,519,000   1,712,012
    Hutchison Port Holdings Trust...................... 3,838,000   2,736,716
    Keppel Land, Ltd...................................   545,000   1,827,637
#*  Neptune Orient Lines, Ltd..........................   271,000     201,990
    Noble Group, Ltd................................... 5,214,000   4,078,625
    Olam International, Ltd............................   165,000     240,221
    OUE, Ltd...........................................   235,000     381,644
    Singapore Airlines, Ltd............................   784,400   7,326,705
#   United Industrial Corp., Ltd.......................   432,050   1,124,983
    UOL Group, Ltd.....................................   195,707   1,041,526
    Venture Corp., Ltd.................................   167,000   1,002,837

                                     1414

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
SINGAPORE -- (Continued)
    Wilmar International, Ltd.......................... 1,432,000 $  3,398,409
                                                                  ------------
TOTAL SINGAPORE........................................             37,730,529
                                                                  ------------
SPAIN -- (2.6%)
*   Acciona SA.........................................    41,333    2,954,644
    Banco de Sabadell SA............................... 5,034,248   12,721,972
*   Banco Popular......................................     4,551       19,305
    Banco Popular Espanol SA........................... 1,074,334    4,541,161
    Banco Santander SA................................. 1,084,874    7,296,937
    Banco Santander SA Sponsored ADR...................     1,963       13,132
    CaixaBank SA.......................................   875,015    3,811,339
    Iberdrola SA....................................... 4,520,169   31,200,119
    Mapfre SA..........................................   549,871    1,851,062
    Repsol SA..........................................   682,983   12,098,883
                                                                  ------------
TOTAL SPAIN............................................             76,508,554
                                                                  ------------
SWEDEN -- (3.5%)
    Boliden AB.........................................   296,336    4,629,281
    Holmen AB Class B..................................       593       21,396
    ICA Gruppen AB.....................................    24,222      930,644
    Meda AB Class A....................................   112,336    1,582,148
    Nordea Bank AB..................................... 1,805,203   22,918,429
    Skandinaviska Enskilda Banken AB Class A........... 1,056,705   12,724,414
    Skandinaviska Enskilda Banken AB Class C...........     6,988       86,925
*   SSAB AB Class A....................................   114,594      556,513
*   SSAB AB Class B....................................    39,135      168,422
    Svenska Cellulosa AB Class A.......................     9,172      221,449
    Svenska Cellulosa AB Class B.......................   638,814   15,398,044
    Svenska Handelsbanken AB Class A...................    94,590    4,479,210
    Swedbank AB Class A................................   295,724    7,153,813
    Tele2 AB Class B...................................   231,281    2,616,428
    Telefonaktiebolaget LM Ericsson Class B............ 1,816,273   22,020,957
    Telefonaktiebolaget LM Ericsson Sponsored ADR......   135,337    1,641,638
    TeliaSonera AB.....................................   973,638    5,999,324
                                                                  ------------
TOTAL SWEDEN...........................................            103,149,035
                                                                  ------------
SWITZERLAND -- (10.5%)
    ABB, Ltd........................................... 1,070,830   20,588,001
    Adecco SA..........................................   206,856   15,452,872
    Aryzta AG..........................................    93,253    6,991,120
    Baloise Holding AG.................................    37,774    4,916,936
    Banque Cantonale Vaudoise..........................       100       58,346
    Cie Financiere Richemont SA........................   122,966   10,215,781
    Clariant AG........................................   305,906    4,914,768
    Credit Suisse Group AG.............................   343,268    7,227,797
    Credit Suisse Group AG Sponsored ADR...............    74,509    1,567,669
*   Dufry AG...........................................     4,495      660,326
    Galenica AG........................................       421      338,303
    Givaudan SA........................................     1,610    2,934,748
    Helvetia Holding AG................................       500      255,046
    Holcim, Ltd........................................   209,825   14,669,469
    Julius Baer Group, Ltd.............................    78,421    3,190,490

                                     1415

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
SWITZERLAND -- (Continued)
    Lonza Group AG.....................................     44,582 $  5,280,123
    Novartis AG........................................    811,428   79,075,865
    Novartis AG ADR....................................    189,650   18,471,910
    Sulzer AG..........................................     14,697    1,556,122
    Swatch Group AG (The)(7184736).....................      7,617      559,942
    Swatch Group AG (The)(7184725).....................      9,414    3,744,080
    Swiss Life Holding AG..............................     28,651    6,393,570
    Swiss Re AG........................................    349,006   31,482,922
    Syngenta AG........................................     28,933    9,424,454
    UBS Group AG(BRJL176)..............................  1,230,114   20,618,007
*   UBS Group AG(H42097107)............................    174,186    2,905,423
    Zurich Insurance Group AG..........................    108,603   36,010,386
                                                                   ------------
TOTAL SWITZERLAND......................................             309,504,476
                                                                   ------------
UNITED KINGDOM -- (16.6%)
    Anglo American P.L.C...............................  1,350,033   22,550,433
    Barclays P.L.C.....................................  4,884,441   17,154,289
    Barclays P.L.C. Sponsored ADR......................  1,386,592   19,467,752
    Barratt Developments P.L.C.........................    172,399    1,186,705
    BP P.L.C. Sponsored ADR............................  2,548,388   98,953,905
    Carnival P.L.C.....................................    103,130    4,617,247
    Carnival P.L.C. ADR................................     91,252    4,066,189
    Friends Life Group, Ltd............................    946,610    5,660,610
    Glencore P.L.C.....................................  4,461,427   16,634,792
    HSBC Holdings P.L.C................................  1,363,744   12,477,174
    HSBC Holdings P.L.C. Sponsored ADR.................  1,006,416   46,013,339
    Investec P.L.C.....................................    278,720    2,341,871
    J Sainsbury P.L.C..................................  1,269,656    4,865,335
    Kingfisher P.L.C...................................  2,590,186   13,324,339
*   Lloyds Banking Group P.L.C......................... 20,203,383   22,381,588
*   Lloyds Banking Group P.L.C. ADR....................    172,033      755,225
    Old Mutual P.L.C...................................  3,367,105   10,504,928
    Pearson P.L.C. Sponsored ADR.......................    137,656    2,788,911
*   Royal Bank of Scotland Group P.L.C.................    159,299      864,947
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR..    330,719    3,591,608
    Royal Dutch Shell P.L.C.(B03MM73)..................    943,951   60,403,424
    Royal Dutch Shell P.L.C.(B03MLX2)..................     13,348      406,788
    Royal Dutch Shell P.L.C. ADR.......................    417,249   25,639,951
*   RSA Insurance Group P.L.C..........................    144,778      987,936
    Standard Chartered P.L.C...........................    841,083   11,215,747
    Vedanta Resources P.L.C............................     53,978      301,629
    Vodafone Group P.L.C............................... 15,615,688   54,912,219
    Vodafone Group P.L.C. Sponsored ADR................    531,426   18,668,983

                                     1416

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
UNITED KINGDOM -- (Continued)
      WM Morrison Supermarkets P.L.C.................. 2,815,023 $    7,595,277
                                                                 --------------
TOTAL UNITED KINGDOM..................................              490,333,141
                                                                 --------------
TOTAL COMMON STOCKS...................................            2,931,308,107
                                                                 --------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Porsche Automobil Holding SE....................    46,252      3,876,043
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
FRANCE -- (0.0%)
*     Peugeot SA Warrants 04/29/17....................     6,213         15,846
                                                                 --------------
SPAIN -- (0.0%)
*     Banco Santander SA.............................. 1,084,873        166,079
                                                                 --------------
TOTAL RIGHTS/WARRANTS.................................                  181,925
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (0.7%)
(S)@  DFA Short Term Investment Fund.................. 1,717,971     19,876,930
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,849,633,594)^^............................           $2,955,243,005
                                                                 ==============

                                     1417

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Australia................ $ 16,139,670 $  170,205,883   --    $  186,345,553
   Austria..................           --      3,575,387   --         3,575,387
   Belgium..................      877,256     46,405,612   --        47,282,868
   Canada...................  224,198,370             --   --       224,198,370
   Denmark..................           --     35,380,965   --        35,380,965
   Finland..................           --     26,573,622   --        26,573,622
   France...................    9,449,423    244,141,003   --       253,590,426
   Germany..................   17,313,586    215,291,955   --       232,605,541
   Hong Kong................           --     93,782,796   --        93,782,796
   Ireland..................    1,048,841      2,619,597   --         3,668,438
   Israel...................    1,851,105      8,607,780   --        10,458,885
   Italy....................    2,212,036     46,443,688   --        48,655,724
   Japan....................   23,186,858    617,332,251   --       640,519,109
   Netherlands..............    4,541,613     75,771,789   --        80,313,402
   New Zealand..............           --      2,874,768   --         2,874,768
   Norway...................    3,297,828     19,803,988   --        23,101,816
   Portugal.................           --      1,154,702   --         1,154,702
   Singapore................           --     37,730,529   --        37,730,529
   Spain....................       13,132     76,495,422   --        76,508,554
   Sweden...................    1,641,638    101,507,397   --       103,149,035
   Switzerland..............   43,563,009    265,941,467   --       309,504,476
   United Kingdom...........  280,349,287    209,983,854   --       490,333,141
Preferred Stocks
   Germany..................           --      3,876,043   --         3,876,043
Rights/Warrants
   France...................           --         15,846   --            15,846
   Spain....................           --        166,079   --           166,079
Securities Lending
  Collateral................           --     19,876,930   --        19,876,930
                             ------------ --------------   --    --------------
TOTAL....................... $629,683,652 $2,325,559,353   --    $2,955,243,005
                             ============ ==============   ==    ==============

                                     1418

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                        SHARES   VALUE++
                                                        ------- ----------
COMMON STOCKS -- (97.0%)

AUSTRALIA -- (4.7%)
    Acrux, Ltd.........................................   8,981 $   10,625
    Adelaide Brighton, Ltd............................. 105,089    291,237
    AGL Energy, Ltd....................................  33,912    374,887
    Ainsworth Game Technology, Ltd.....................  15,938     36,310
*   AJ Lucas Group, Ltd................................   8,887      2,518
    ALS, Ltd...........................................  66,041    249,365
    Altium, Ltd........................................  20,906     48,654
*   Alumina, Ltd....................................... 582,511    871,910
*   Alumina, Ltd. Sponsored ADR........................  14,400     85,680
    Amalgamated Holdings, Ltd..........................  22,951    209,617
    Amcom Telecommunications, Ltd......................  43,503     96,374
    Amcor, Ltd......................................... 147,315  1,455,947
    AMP, Ltd........................................... 635,522  2,834,183
    Ansell, Ltd........................................  26,096    458,055
*   Antares Energy, Ltd................................  56,793      7,786
    AP Eagers, Ltd.....................................  15,769     75,866
    APA Group.......................................... 140,833    887,778
*   APN News & Media, Ltd.............................. 164,116    103,242
*   Aquarius Platinum, Ltd............................. 124,230     26,635
    ARB Corp., Ltd.....................................  11,535    103,375
    Aristocrat Leisure, Ltd............................  82,577    447,349
    Arrium, Ltd........................................ 983,356    155,188
    Asciano, Ltd....................................... 206,634    962,035
*   ASG Group, Ltd.....................................  36,938     18,918
    ASX, Ltd...........................................  22,485    664,559
    Atlas Iron, Ltd....................................   9,006      1,177
    Aurizon Holdings, Ltd..............................  95,310    364,457
    Ausdrill, Ltd......................................  76,045     22,066
*   Ausenco, Ltd.......................................  31,177     10,016
    AusNet Services.................................... 185,305    201,138
*   Austal, Ltd........................................  32,722     39,294
    Austin Engineering, Ltd............................   9,103      4,898
    Australia & New Zealand Banking Group, Ltd......... 185,705  4,740,577
*   Australian Agricultural Co., Ltd................... 106,299    131,994
    Australian Pharmaceutical Industries, Ltd..........  99,134     70,075
    Automotive Holdings Group, Ltd.....................  69,348    202,808
    AVJennings, Ltd....................................   8,932      3,942
*   AWE, Ltd........................................... 171,641    178,207
    Bank of Queensland, Ltd............................  92,999    900,866
    BC Iron, Ltd.......................................  11,218      3,990
    Beach Energy, Ltd.................................. 460,492    342,830
*   Beadell Resources, Ltd............................. 101,834     23,465
    Bega Cheese, Ltd...................................  15,864     62,783
    Bendigo and Adelaide Bank, Ltd..................... 115,220  1,193,222
    BHP Billiton, Ltd.................................. 238,039  5,490,305
#   BHP Billiton, Ltd. Sponsored ADR...................  44,166  2,046,211
*   Billabong International, Ltd....................... 109,846     54,763
    Blackmores, Ltd....................................   1,636     51,357
*   BlueScope Steel, Ltd............................... 140,180    543,058
    Boral, Ltd......................................... 206,774    894,946
    Bradken, Ltd.......................................  54,874    115,733

                                     1419

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
AUSTRALIA -- (Continued)
    Brambles, Ltd......................................    75,149 $  615,664
    Breville Group, Ltd................................    19,698    110,494
    Brickworks, Ltd....................................     7,161     67,505
    BT Investment Management, Ltd......................     7,986     44,651
*   Buru Energy, Ltd...................................     2,744        794
    Cabcharge Australia, Ltd...........................    32,566    109,533
    Caltex Australia, Ltd..............................    27,789    719,186
    Cardno, Ltd........................................    42,320     96,654
*   Carnarvon Petroleum, Ltd...........................   111,869     12,156
    carsales.com, Ltd..................................    43,518    346,526
    Cash Converters International, Ltd.................    96,321     82,743
    Cedar Woods Properties, Ltd........................     7,144     32,249
    Challenger, Ltd....................................    79,524    386,886
*   Coal of Africa, Ltd................................    52,185      1,425
    Coca-Cola Amatil, Ltd..............................    57,291    430,018
    Cochlear, Ltd......................................     6,817    438,152
*   Cockatoo Coal, Ltd.................................   311,976      3,400
*   Coffey International, Ltd..........................    48,876     10,055
    Commonwealth Bank of Australia.....................    56,425  3,901,509
    Computershare, Ltd.................................    58,836    528,640
    Corporate Travel Management, Ltd...................     8,432     63,825
    Credit Corp. Group, Ltd............................     3,280     29,801
    Crown Resorts, Ltd.................................    23,568    247,634
    CSG, Ltd...........................................    16,337     15,221
    CSL, Ltd...........................................    29,062  1,977,771
    CSR, Ltd...........................................    99,806    308,297
    Data#3, Ltd........................................     8,941      4,545
    Decmil Group, Ltd..................................    35,216     34,170
    Domino's Pizza Enterprises, Ltd....................     8,750    176,897
    Downer EDI, Ltd....................................   148,160    481,064
*   Drillsearch Energy, Ltd............................   138,058     83,198
    DuluxGroup, Ltd....................................    80,610    373,398
    DWS, Ltd...........................................    11,284      9,473
    Echo Entertainment Group, Ltd......................   150,711    470,907
*   Emeco Holdings, Ltd................................   196,879     18,373
*   Energy Resources of Australia, Ltd.................    55,774     56,622
*   Energy World Corp., Ltd............................   154,243     35,148
    Equity Trustees, Ltd...............................       574      8,909
    ERM Power, Ltd.....................................    13,582     22,922
    Euroz, Ltd.........................................     3,934      3,240
#   Evolution Mining, Ltd..............................    52,070     37,467
    Fairfax Media, Ltd.................................   712,959    495,953
    Fleetwood Corp., Ltd...............................    11,993     13,617
    Flight Centre Travel Group, Ltd....................     9,755    284,760
*   Focus Minerals, Ltd................................ 1,002,633      7,863
    Fortescue Metals Group, Ltd........................   146,026    264,788
    G8 Education, Ltd..................................     8,477     27,510
    Goodman Fielder, Ltd...............................   479,218    237,847
    GrainCorp, Ltd. Class A............................    23,646    163,218
    Grange Resources, Ltd..............................   167,580     13,009
    Greencross, Ltd....................................     1,944     13,397
    GUD Holdings, Ltd..................................    28,776    175,016
*   Gunns, Ltd.........................................   133,137         --

                                     1420

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
AUSTRALIA -- (Continued)
    GWA Group, Ltd.....................................  79,730 $  163,270
    Hansen Technologies, Ltd...........................  19,738     26,595
    Harvey Norman Holdings, Ltd........................ 157,169    480,038
*   Helloworld, Ltd....................................  25,000      5,104
    HFA Holdings, Ltd..................................  13,456     16,201
    Hills, Ltd.........................................  49,659     41,671
*   Horizon Oil, Ltd................................... 251,263     24,395
*   Icon Energy, Ltd...................................  52,698      3,576
    iiNET, Ltd.........................................  27,956    162,250
    Iluka Resources, Ltd...............................  70,662    383,740
*   Imdex, Ltd.........................................  46,977     10,783
    Incitec Pivot, Ltd................................. 413,388  1,152,990
    Independence Group NL..............................  79,758    307,101
*   Infigen Energy.....................................  86,150     16,688
    Infomedia, Ltd.....................................  91,828     65,365
    Insurance Australia Group, Ltd..................... 419,282  2,077,014
    Invocare, Ltd......................................  21,457    216,543
    IOOF Holdings, Ltd.................................  42,129    307,415
    Iress, Ltd.........................................  19,250    154,002
    James Hardie Industries P.L.C.(B3LCV80)............   1,236     62,505
    James Hardie Industries P.L.C.(B60QWJ2)............  43,395    435,113
    JB Hi-Fi, Ltd......................................  20,325    263,465
#*  Kingsgate Consolidated, Ltd........................  46,498     28,597
*   Kingsrose Mining, Ltd..............................  26,359      5,172
    Leighton Holdings, Ltd.............................  17,576    279,695
    Lend Lease Group...................................  82,920  1,068,808
*   Lonestar Resources, Ltd............................  48,892      7,223
    M2 Group, Ltd......................................  25,214    175,627
*   Macmahon Holdings, Ltd............................. 196,207      8,660
    Macquarie Atlas Roads Group........................  64,324    146,701
    Macquarie Group, Ltd...............................  54,390  2,631,603
    Magellan Financial Group, Ltd......................  17,875    263,323
    MaxiTRANS Industries, Ltd..........................  33,340     13,239
*   Mayne Pharma Group, Ltd............................  56,599     27,435
    McMillan Shakespeare, Ltd..........................   8,291     73,673
    McPherson's, Ltd...................................   5,740      5,302
    Melbourne IT, Ltd..................................  27,781     29,645
*   Mesoblast, Ltd.....................................   7,732     24,018
    Metcash, Ltd....................................... 288,894    326,127
    Mincor Resources NL................................  43,402     24,311
*   Mineral Deposits, Ltd..............................  31,741     21,213
    Mineral Resources, Ltd.............................  46,993    243,420
    MMA Offshore, Ltd..................................  55,476     34,286
    Monadelphous Group, Ltd............................  16,714    105,284
    Mortgage Choice, Ltd...............................  11,330     21,166
    Mount Gibson Iron, Ltd............................. 171,910     28,312
#   Myer Holdings, Ltd................................. 209,443    252,281
    National Australia Bank, Ltd....................... 168,696  4,652,370
    Navitas, Ltd.......................................  31,859    131,639
    New Hope Corp., Ltd................................  32,366     58,970
*   Newcrest Mining, Ltd...............................  88,170    952,012
*   Nexus Energy, Ltd.................................. 252,869         --
    NIB Holdings, Ltd..................................  74,922    192,368

                                     1421

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
AUSTRALIA -- (Continued)
    Northern Star Resources, Ltd....................... 135,385 $  195,871
    NRW Holdings, Ltd..................................  64,898     14,297
    Nufarm, Ltd........................................  54,209    238,206
    Oil Search, Ltd....................................  41,647    250,622
    Orica, Ltd.........................................  49,420    693,699
    Origin Energy, Ltd................................. 166,079  1,370,454
    Orora, Ltd......................................... 147,315    242,427
    OrotonGroup, Ltd...................................   2,881      6,043
    OZ Minerals, Ltd...................................  73,355    219,117
    Pacific Brands, Ltd................................ 322,529    122,346
*   Paladin Energy, Ltd................................ 506,123    147,994
    PanAust, Ltd....................................... 115,489    107,808
    Panoramic Resources, Ltd...........................  75,563     26,444
    Patties Foods, Ltd.................................   1,438      1,542
    Peet, Ltd..........................................  33,433     26,940
    Perpetual, Ltd.....................................   6,681    253,487
    Platinum Asset Management, Ltd.....................  25,432    170,932
*   PMP, Ltd...........................................  73,062     22,917
    Premier Investments, Ltd...........................  29,481    234,251
    Primary Health Care, Ltd........................... 143,737    514,797
*   Prime AET&D Holdings No.1, Ltd.....................       4         --
    Prime Media Group, Ltd.............................  58,679     36,717
    Programmed Maintenance Services, Ltd...............  42,831     72,144
*   Qantas Airways, Ltd................................ 356,412    718,196
    QBE Insurance Group, Ltd........................... 118,944    975,088
    Qube Holdings, Ltd.................................  60,756    110,111
    Ramsay Health Care, Ltd............................   8,906    409,843
    RCG Corp., Ltd.....................................   4,861      2,755
    RCR Tomlinson, Ltd.................................  48,729     77,742
    REA Group, Ltd.....................................   4,246    162,418
    Recall Holdings, Ltd...............................   5,744     31,815
    Reckon, Ltd........................................   7,215     10,711
*   Red Fork Energy, Ltd...............................  36,248        169
*   Redflex Holdings, Ltd..............................   4,333      3,030
    Reece Australia, Ltd...............................     591     14,829
#*  Regis Resources, Ltd...............................  35,116     52,863
    Reject Shop, Ltd. (The)............................   7,028     31,752
*   Resolute Mining, Ltd............................... 154,687     46,419
    Retail Food Group, Ltd.............................  35,238    168,379
    Ridley Corp., Ltd..................................  50,890     35,979
    Rio Tinto, Ltd.....................................  48,436  2,159,862
    Ruralco Holdings, Ltd..............................   2,394      6,773
    SAI Global, Ltd....................................  83,862    254,873
    Salmat, Ltd........................................  11,000     13,723
*   Samson Oil & Gas, Ltd. Sponsored ADR...............  12,700      2,038
    Sandfire Resources NL..............................  36,295    119,737
    Santos, Ltd........................................ 130,744    795,972
*   Saracen Mineral Holdings, Ltd...................... 276,863     80,446
    Sedgman, Ltd.......................................  11,987      4,859
    Seek, Ltd..........................................  20,696    284,828
    Select Harvests, Ltd...............................  14,269     73,262
*   Senex Energy, Ltd.................................. 190,124     40,590
    Servcorp, Ltd......................................   9,992     39,435

                                     1422

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
AUSTRALIA -- (Continued)
    Seven Group Holdings, Ltd..........................  24,235 $   96,058
    Sigma Pharmaceuticals, Ltd......................... 417,406    259,025
*   Silex Systems, Ltd.................................   6,346      2,598
    Silver Chef, Ltd...................................   6,143     31,143
    Sims Metal Management, Ltd.........................  60,174    506,245
    Sirtex Medical, Ltd................................  10,141    211,439
    Skilled Group, Ltd.................................  61,142     61,776
    Slater & Gordon, Ltd...............................  14,366     73,728
    SMS Management & Technology, Ltd...................  19,539     54,635
    Sonic Healthcare, Ltd..............................  39,531    577,118
    Southern Cross Media Group, Ltd.................... 155,588    126,591
    Spark Infrastructure Group......................... 278,048    460,422
    Specialty Fashion Group, Ltd.......................   8,094      4,650
    STW Communications Group, Ltd...................... 129,223     91,908
    Suncorp Group, Ltd................................. 179,348  2,043,452
*   Sundance Energy Australia, Ltd.....................  23,220      8,360
    Sunland Group, Ltd.................................  21,844     28,908
    Super Retail Group, Ltd............................  26,235    177,061
    Sydney Airport.....................................  73,615    284,464
    Tabcorp Holdings, Ltd.............................. 262,060    926,263
*   Tap Oil, Ltd.......................................  49,618     14,477
    Tassal Group, Ltd..................................  33,598     98,127
    Tatts Group, Ltd................................... 376,898  1,127,946
    Technology One, Ltd................................  52,967    136,042
    Telstra Corp., Ltd................................. 114,821    579,155
    Telstra Corp., Ltd. ADR............................     600     15,162
*   Ten Network Holdings, Ltd.......................... 615,560     95,065
    TFS Corp., Ltd.....................................  45,428     51,756
    Thorn Group, Ltd...................................   5,639     12,522
*   Tiger Resources, Ltd............................... 140,253      5,287
    Toll Holdings, Ltd................................. 236,823  1,132,491
    Tox Free Solutions, Ltd............................  36,265     81,925
    TPG Telecom, Ltd...................................  80,192    414,758
*   Transfield Services, Ltd........................... 110,789    121,308
    Transpacific Industries Group, Ltd................. 276,410    176,828
    Transurban Group...................................  91,172    652,026
    Treasury Wine Estates, Ltd......................... 199,071    756,834
    UGL, Ltd...........................................  51,363     71,309
    UXC, Ltd...........................................  56,149     32,453
    Villa World, Ltd...................................   8,253     13,449
    Village Roadshow, Ltd..............................  16,637     78,482
*   Virgin Australia Holdings, Ltd..................... 255,702     93,288
*   Virgin Australia Holdings, Ltd. (ACI01NXR8)........ 312,963         --
    Vision Eye Institute, Ltd..........................  15,998      8,910
    Vocus Communications, Ltd..........................   9,622     46,309
    Washington H Soul Pattinson & Co., Ltd.............   9,507     95,770
    Watpac, Ltd........................................  32,558     20,457
    Webjet, Ltd........................................  13,416     30,370
    Wesfarmers, Ltd....................................  67,639  2,284,686
    Western Areas, Ltd.................................  52,802    163,576
    Westpac Banking Corp............................... 123,428  3,298,742
*   Whitehaven Coal, Ltd...............................  70,241     67,064
    Wide Bay Australia, Ltd............................   1,410      6,308

                                     1423

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                    SHARES    VALUE++
                                                    ------- -----------
AUSTRALIA -- (Continued)
    Woodside Petroleum, Ltd........................ 121,426 $ 3,224,951
    Woolworths, Ltd................................  63,180   1,554,779
    WorleyParsons, Ltd.............................  24,007     178,613
                                                            -----------
TOTAL AUSTRALIA....................................          94,939,296
                                                            -----------
AUSTRIA -- (0.3%)
*   A-TEC Industries AG............................   3,557          --
    Agrana Beteiligungs AG.........................     753      59,535
    AMAG Austria Metall AG.........................     875      27,394
    Andritz AG.....................................   7,313     395,863
    Atrium European Real Estate, Ltd...............  24,278     113,131
    Austria Technologie & Systemtechnik AG.........   4,702      60,975
    BUWOG AG.......................................   4,739      92,557
    CA Immobilien Anlagen AG.......................   5,017     101,612
    Conwert Immobilien Invest SE...................  12,451     144,876
    DO & CO AG.....................................     615      46,243
    Erste Group Bank AG............................  30,864     668,181
    EVN AG.........................................   7,362      81,410
    Flughafen Wien AG..............................     569      49,453
*   IMMOFINANZ AG..................................  51,917     118,636
*   Kapsch TrafficCom AG...........................     655      15,043
    Lenzing AG.....................................   2,775     179,975
    Mayr Melnhof Karton AG.........................   2,507     258,749
    Oesterreichische Post AG.......................   7,933     393,229
    OMV AG.........................................  28,697     713,432
    Palfinger AG...................................   1,737      45,535
    POLYTEC Holding AG.............................   1,501      11,523
#   Raiffeisen Bank International AG...............  16,030     187,312
    RHI AG.........................................   4,339     113,815
    Rosenbauer International AG....................     591      44,909
    S IMMO AG......................................  10,244      79,290
    Schoeller-Bleckmann Oilfield Equipment AG......   2,344     138,649
    Semperit AG Holding............................   2,929     129,340
    Strabag SE.....................................   5,087     112,724
    UNIQA Insurance Group AG.......................  10,626      89,940
    Verbund AG.....................................   9,582     167,710
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe.......................................   6,529     277,110
    Voestalpine AG.................................  22,396     797,578
    Wienerberger AG................................  38,228     540,175
    Zumtobel Group AG..............................   4,824     110,689
                                                            -----------
TOTAL AUSTRIA......................................           6,366,593
                                                            -----------
BELGIUM -- (1.1%)
*   Ablynx NV......................................   6,382      75,266
    Ackermans & van Haaren NV......................   5,789     688,035
    Ageas..........................................  52,812   1,808,478
*   AGFA-Gevaert NV................................  72,890     170,258
    Anheuser-Busch InBev NV........................  21,489   2,620,929
    Anheuser-Busch InBev NV Sponsored ADR..........  13,736   1,676,753
    Atenor Group...................................      67       3,102
    Banque Nationale de Belgique...................      55     216,951
    Barco NV.......................................   4,742     305,195

                                     1424

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
BELGIUM -- (Continued)
    Belgacom SA........................................ 50,144 $ 1,867,574
    Cie d'Entreprises CFE..............................  2,443     232,622
    Cie Maritime Belge SA..............................  3,221      50,428
    Colruyt SA......................................... 17,861     823,806
    D'ieteren SA.......................................  6,011     194,096
    Deceuninck NV...................................... 18,601      38,473
    Delhaize Group SA.................................. 16,449   1,368,333
    Delhaize Group SA Sponsored ADR.................... 44,956     930,140
    Econocom Group.....................................  9,791      80,167
    Elia System Operator SA............................  6,629     291,134
*   Euronav NV......................................... 14,426     169,138
    EVS Broadcast Equipment SA.........................  1,521      51,294
    Exmar NV........................................... 12,238     107,815
#   Fagron.............................................  5,029     205,325
*   Ion Beam Applications..............................  6,562     128,741
    Jensen-Group NV....................................    324       6,486
*   KBC Groep NV....................................... 28,808   1,549,439
    Kinepolis Group NV.................................  7,850     344,631
    Lotus Bakeries.....................................     44      52,804
    Melexis NV.........................................  4,562     228,347
*   Mobistar SA........................................ 11,800     262,223
    NV Bekaert SA......................................  9,897     298,700
*   Nyrstar NV......................................... 71,109     267,340
*   RealDolmen NV/SA...................................    455       9,492
    Recticel SA........................................  9,963      57,538
    Resilux............................................    440      63,707
*   Roularta Media Group NV............................  1,508      18,359
    Sioen Industries NV................................  4,172      60,270
    Sipef SA...........................................    565      33,051
    Solvay SA.......................................... 13,730   1,877,118
*   Telenet Group Holding NV...........................  6,624     368,377
*   Tessenderlo Chemie NV.............................. 15,206     393,570
*   ThromboGenics NV...................................  3,244      25,425
    UCB SA............................................. 13,981   1,086,865
    Umicore SA......................................... 26,166   1,095,859
    Van de Velde NV....................................  2,357     128,212
*   Viohalco SA........................................ 20,959      52,791
                                                               -----------
TOTAL BELGIUM..........................................         22,384,657
                                                               -----------
BRAZIL -- (1.4%)
*   Abril Educacao SA.................................. 12,447      44,975
    AES Tiete SA....................................... 14,900      75,838
    Aliansce Shopping Centers SA....................... 19,156     114,562
    ALL - America Latina Logistica SA.................. 86,800     125,145
    Alupar Investimento SA.............................  7,100      50,384
    AMBEV SA........................................... 24,800     163,175
    AMBEV SA ADR....................................... 99,305     653,427
    Arezzo Industria e Comercio SA..................... 10,050      87,864
*   B2W Cia Digital.................................... 17,326     148,005
*   Banco ABC Brasil SA................................    537       2,271
    Banco Alfa de Investimento SA...................... 14,300      31,496
    Banco Bradesco SA.................................. 61,312     767,439
    Banco do Brasil SA................................. 86,501     666,709

                                     1425

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
BRAZIL -- (Continued)
    BB Seguridade Participacoes SA..........................   7,300 $   79,742
    Bematech SA.............................................  15,700     60,364
*   BHG SA - Brazil Hospitality Group.......................  10,000     64,429
    BM&FBovespa SA.......................................... 484,673  1,640,625
    BR Malls Participacoes SA...............................  93,100    530,028
    Brasil Brokers Participacoes SA.........................  23,200     23,286
    Brasil Insurance Participacoes e Administracao SA.......  10,700      8,029
    Braskem SA Sponsored ADR................................  23,556    221,897
    BRF SA..................................................   9,416    224,869
    BRF SA ADR..............................................  12,343    292,776
    CCR SA..................................................  57,962    330,566
    Centrais Eletricas Brasileiras SA.......................  42,400     81,364
    CETIP SA - Mercados Organizados.........................  30,894    397,109
    Cia Brasileira de Distribuicao ADR......................   7,747    254,179
    Cia de Saneamento Basico do Estado de Sao Paulo.........  23,700    118,115
    Cia de Saneamento Basico do Estado de Sao Paulo ADR.....  25,800    125,388
    Cia de Saneamento de Minas Gerais-COPASA................  13,200     83,459
    Cia Energetica de Minas Gerais..........................   7,639     35,879
    Cia Energetica de Minas Gerais Sponsored ADR............  14,963     67,485
    Cia Hering..............................................  69,099    468,428
    Cia Paranaense de Energia...............................   5,900     47,660
#   Cia Paranaense de Energia Sponsored ADR.................   7,845     91,002
*   Cia Providencia Industria e Comercio SA.................   1,300      3,939
#   Cia Siderurgica Nacional SA Sponsored ADR............... 208,426    312,639
    Cielo SA................................................  20,686    308,162
    Contax Participacoes SA.................................   6,800     26,906
*   Cosan Logistica SA......................................  29,400     24,085
    Cosan SA Industria e Comercio...........................  29,400    269,867
    CPFL Energia SA.........................................  27,700    174,671
    Cyrela Brazil Realty SA Empreendimentos
       e Participacoes......................................  56,400    227,105
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes.........................................     300      1,215
    Direcional Engenharia SA................................  19,404     47,005
    Duratex SA..............................................  92,506    255,769
    EcoRodovias Infraestrutura e Logistica SA...............  35,820    138,163
    EDP - Energias do Brasil SA.............................  51,600    165,878
    Embraer SA..............................................  44,200    392,496
    Embraer SA ADR..........................................  30,346  1,070,000
    Equatorial Energia SA...................................  34,232    317,794
    Estacio Participacoes SA................................  40,752    253,765
    Eternit SA..............................................  53,144     61,304
    Even Construtora e Incorporadora SA.....................  73,300    118,699
    Ez Tec Empreendimentos e Participacoes SA...............  17,400    106,503
*   Fertilizantes Heringer SA...............................   3,800      5,382
*   Fibria Celulose SA......................................  25,683    311,259
*   Fibria Celulose SA Sponsored ADR........................  45,289    549,355
    Fleury SA...............................................  17,200     88,642
    Gafisa SA............................................... 114,900     80,797
    Gafisa SA ADR...........................................  54,377     77,759
*   General Shopping Brasil SA..............................   6,700     14,850
    Gerdau SA...............................................  19,500     54,023
    Gerdau SA Sponsored ADR................................. 220,728    761,512
    Grendene SA.............................................  20,200    104,481
    Guararapes Confeccoes SA................................   3,100     90,633

                                     1426

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
BRAZIL -- (Continued)
    Helbor Empreendimentos SA.................................  52,475 $ 76,191
*   Hypermarcas SA............................................  79,798  542,693
    Iguatemi Empresa de Shopping Centers SA...................  17,900  162,023
    International Meal Co. Holdings SA........................  11,500   32,932
    Iochpe-Maxion SA..........................................  20,600   85,661
    Itau Unibanco Holding SA..................................  27,744  310,688
    JBS SA.................................................... 144,133  615,183
    JHSF Participacoes SA.....................................  23,200   18,584
    JSL SA....................................................  20,400   82,182
    Kepler Weber SA...........................................   4,800   68,190
    Klabin SA................................................. 172,955  885,428
    Kroton Educacional SA..................................... 198,120  912,156
    Light SA..................................................  14,507   76,653
    Linx SA...................................................   1,200   21,053
    Localiza Rent a Car SA....................................  26,971  351,318
*   Log-in Logistica Intermodal SA............................  15,500   19,906
    Lojas Americanas SA.......................................  28,578  124,557
    Lojas Renner SA...........................................  16,067  423,093
    LPS Brasil Consultoria de Imoveis SA......................   4,600    9,779
    M Dias Branco SA..........................................   6,316  194,464
    Magnesita Refratarios SA..................................  28,938   20,211
    Mahle-Metal Leve SA Industria e Comercio..................   9,900   73,716
*   Marfrig Global Foods SA...................................  96,700  181,306
    Marisa Lojas SA...........................................  17,600   95,934
    Mills Estruturas e Servicos de Engenharia SA..............  33,057   70,285
*   Minerva SA................................................  35,600  114,817
    MRV Engenharia e Participacoes SA......................... 108,337  280,302
    Multiplan Empreendimentos Imobiliarios SA.................   9,675  173,074
    Multiplus SA..............................................  11,200  144,845
    Natura Cosmeticos SA......................................  22,996  268,576
    Odontoprev SA.............................................  52,600  202,395
*   Oi SA.....................................................   5,010   10,074
*   Oi SA ADR.................................................     292      598
*   Paranapanema SA...........................................  51,280   37,405
    Petroleo Brasileiro SA....................................  53,426  160,117
    Petroleo Brasileiro SA ADR................................  76,941  462,415
    Porto Seguro SA...........................................  41,477  418,192
    Portobello SA.............................................   9,400   14,016
    Profarma Distribuidora de Produtos Farmaceuticos SA.......   2,000    5,155
    QGEP Participacoes SA.....................................  36,600   77,724
*   Qualicorp SA..............................................  57,926  574,212
    Raia Drogasil SA..........................................  26,050  249,481
    Restoque Comercio e Confeccoes de Roupas SA...............  14,000   38,774
    Rodobens Negocios Imobiliarios SA.........................   6,300   23,314
    Santos Brasil Participacoes SA............................  17,850   91,578
    Sao Martinho SA...........................................  16,000  203,525
    SLC Agricola SA...........................................  19,800  105,692
    Sonae Sierra Brasil SA....................................   5,937   34,643
    Souza Cruz SA.............................................  26,100  218,755
*   Springs Global Participacoes SA...........................  24,200    8,027
    Sul America SA............................................  71,878  306,517
*   T4F Entretenimento SA.....................................  13,800   12,387
    Tegma Gestao Logistica....................................   8,250   42,695

                                     1427

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
BRAZIL -- (Continued)
    Telefonica Brasil SA ADR...........................  12,260 $   226,074
    Tempo Participacoes SA.............................  15,600      19,909
    Tim Participacoes SA...............................  12,200      53,641
    Tim Participacoes SA ADR...........................   6,220     137,275
    Totvs SA...........................................  26,900     336,883
    Tractebel Energia SA...............................  13,700     159,304
    Transmissora Alianca de Energia Eletrica SA........  74,133     543,714
    Ultrapar Participacoes SA Sponsored ADR............  28,612     560,223
*   Usinas Siderurgicas de Minas Gerais SA.............  18,960     120,210
    Vale SA............................................  29,911     208,826
#   Vale SA Sponsored ADR..............................  78,960     555,089
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A....................  19,812     283,492
*   Vanguarda Agro SA..................................  42,212      15,282
    WEG SA.............................................  28,766     343,250
                                                                -----------
TOTAL BRAZIL...........................................          27,889,290
                                                                -----------
CANADA -- (6.6%)
*   5N Plus, Inc.......................................  20,100      36,065
    Absolute Software Corp.............................  10,380      71,885
*   Advantage Oil & Gas, Ltd...........................  64,563     270,812
    Aecon Group, Inc...................................  24,581     189,576
*   AEterna Zentaris, Inc..............................       1          --
    AG Growth International, Inc.......................   2,000      85,150
    AGF Management, Ltd. Class B.......................  22,706     128,656
    Agnico Eagle Mines, Ltd.(2009823)..................  19,775     666,705
    Agnico Eagle Mines, Ltd.(008474108)................   3,806     128,338
    Agrium, Inc.(2213538)..............................  10,637   1,134,853
    Agrium, Inc.(008916108)............................   9,921   1,058,075
    AGT Food & Ingredient, Inc.........................   5,018     110,770
    Aimia, Inc.........................................  19,730     211,631
*   Ainsworth Lumber Co, Ltd...........................  14,280      40,906
*   Air Canada.........................................  10,733      99,247
    AirBoss of America Corp............................   4,893      53,793
    Alacer Gold Corp...................................  77,902     182,693
*   Alamos Gold, Inc.(011527108).......................  30,428     161,268
    Alamos Gold, Inc.(2411707).........................  16,300      86,971
*   Alexco Resource Corp...............................   8,500       4,482
    Algoma Central Corp................................   3,600      46,236
    Algonquin Power & Utilities Corp...................  46,726     372,131
    Alimentation Couche Tard, Inc. Class B.............  32,955   1,291,280
#   AltaGas, Ltd.......................................   9,803     331,267
*   Alterra Power Corp.................................  20,706       5,133
    Altus Group, Ltd...................................   8,555     126,504
*   Amaya, Inc.........................................   2,097      54,327
*   Amerigo Resources, Ltd.............................  42,500       8,027
    Amica Mature Lifestyles, Inc.......................   2,600      15,100
    ARC Resources, Ltd.................................  71,326   1,291,019
#*  Argonaut Gold, Inc.................................  27,267      53,216
    Arsenal Energy, Inc................................   5,800      17,345
#*  Artek Exploration, Ltd.............................  12,339      12,818
    Atco, Ltd. Class I.................................  10,200     394,852
*   Athabasca Oil Corp................................. 107,590     157,486

                                     1428

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
*   ATS Automation Tooling Systems, Inc................  19,657 $  224,307
    AuRico Gold, Inc.(05155C105).......................     788      3,105
    AuRico Gold, Inc.(2287317).........................  96,235    379,427
    AutoCanada, Inc....................................   4,011    102,208
#*  Avigilon Corp......................................   5,838     88,900
*   B2Gold Corp........................................ 183,214    360,459
    Badger Daylighting, Ltd............................   7,590    134,992
#   Bank of Montreal(2076009)..........................  43,584  2,501,441
    Bank of Montreal(063671101)........................     800     45,984
    Bank of Nova Scotia................................  46,481  2,233,517
    Bank of Nova Scotia (The)..........................  16,411    788,384
*   Bankers Petroleum, Ltd............................. 106,109    243,833
    Barrick Gold Corp.(067901108)...................... 137,708  1,759,908
    Barrick Gold Corp.(2024644)........................  38,995    498,677
    Baytex Energy Corp.(B4VGVM3).......................   1,522     23,620
    Baytex Energy Corp.(07317Q105).....................  13,489    210,968
    BCE, Inc...........................................  23,947  1,099,824
*   Bellatrix Exploration, Ltd.(B580BW5)...............  32,652     66,039
*   Bellatrix Exploration, Ltd.(078314101).............   8,926     18,120
*   Birchcliff Energy, Ltd.............................  30,086    161,002
    Bird Construction, Inc.............................   6,512     56,936
    Black Diamond Group, Ltd...........................  10,016     79,690
#*  BlackBerry, Ltd.(09228F103)........................  87,196    885,039
#*  BlackBerry, Ltd.(BCBHZ31)..........................  14,669    149,033
*   BlackPearl Resources, Inc..........................  53,132     38,468
    Bombardier, Inc. Class A...........................   7,100     16,818
    Bombardier, Inc. Class B...........................  89,301    203,803
    Bonavista Energy Corp..............................  60,749    286,845
    Bonterra Energy Corp...............................  10,650    333,153
    Boralex, Inc. Class A..............................   7,900     84,614
    Brookfield Asset Management, Inc. Class A..........  14,472    737,438
*   Brookfield Residential Properties, Inc.............   5,399    130,224
*   BRP, Inc...........................................   3,548     61,148
    CAE, Inc.(2162760).................................  26,952    331,942
    CAE, Inc.(124765108)...............................   3,000     37,020
    Calfrac Well Services, Ltd.........................  16,320    104,801
    Calian Technologies, Ltd...........................   1,800     25,866
    Cameco Corp........................................  44,846    631,027
    Canaccord Genuity Group, Inc.......................  32,515    163,254
*   Canacol Energy, Ltd................................   3,874     10,914
    Canadian Energy Services & Technology Corp.........  25,217    106,567
    Canadian Imperial Bank of Commerce.................  18,470  1,281,722
    Canadian National Railway Co.(2180632).............  13,000    856,504
    Canadian National Railway Co.(136375102)...........   4,036    266,295
    Canadian Natural Resources, Ltd.(136385101)........  79,889  2,311,988
    Canadian Natural Resources, Ltd.(2171573)..........  41,220  1,195,046
    Canadian Oil Sands, Ltd............................  69,070    426,694
    Canadian Pacific Railway, Ltd......................   9,072  1,581,157
    Canadian Tire Corp., Ltd. Class A..................  11,243  1,036,883
    Canadian Utilities, Ltd. Class A...................  18,114    600,569
    Canadian Western Bank..............................  27,547    558,658
    Canam Group, Inc. Class A..........................  13,266    116,405
    CanElson Drilling, Inc.............................  27,256     69,282

                                     1429

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
    Canexus Corp.......................................  57,659 $  107,541
*   Canfor Corp........................................  19,304    482,334
    Canfor Pulp Products, Inc..........................  15,606    193,432
    Canyon Services Group, Inc.........................  13,500     74,900
    Capital Power Corp.................................  18,713    372,434
    Capstone Infrastructure Corp.......................  29,693     78,748
*   Capstone Mining Corp...............................  89,723     81,907
    Cascades, Inc......................................  30,187    186,486
*   Catamaran Corp.(B8J4N87)...........................  12,320    615,176
*   Catamaran Corp.(B3N9ZT8)...........................   4,106    204,930
    Cathedral Energy Services, Ltd.....................   6,216     11,447
    CCL Industries, Inc. Class B.......................   5,735    592,817
*   Celestica, Inc.(2263362)...........................  29,385    329,301
*   Celestica, Inc.(15101Q108).........................  26,719    298,986
    Cenovus Energy, Inc.(B57FG04)......................  20,055    379,888
    Cenovus Energy, Inc.(15135U109)....................  48,181    910,139
    Centerra Gold, Inc.................................  53,904    323,246
*   Cequence Energy, Ltd...............................  42,205     28,896
    Cervus Equipment Corp..............................     815     12,270
*   CGI Group, Inc. Class A............................  27,460  1,088,070
*   China Gold International Resources Corp., Ltd......  13,753     23,486
    CI Financial Corp..................................   7,852    200,208
    Cineplex, Inc......................................   8,595    305,665
*   Claude Resources, Inc..............................  32,900     10,356
    Clearwater Seafoods, Inc...........................   2,100     23,038
    Cogeco Cable, Inc..................................   7,351    422,305
    Cogeco, Inc........................................   1,241     58,109
    Colabor Group, Inc.................................   4,766     12,377
    COM DEV International, Ltd.........................  25,528     77,546
    Computer Modelling Group, Ltd......................  17,124    147,967
    Constellation Software, Inc........................   2,091    579,382
*   Copper Mountain Mining Corp........................  42,721     33,284
    Corby Spirit and Wine, Ltd.........................   1,600     28,205
#*  Corridor Resources, Inc............................  15,700     10,996
    Corus Entertainment, Inc. Class B..................  17,840    302,832
    Cott Corp.(22163N106)..............................   8,004     60,830
    Cott Corp.(2228952)................................  26,799    203,729
    Crescent Point Energy Corp.(B67C8W8)...............  16,875    401,058
    Crescent Point Energy Corp.(22576C101).............  47,888  1,136,861
*   Crew Energy, Inc...................................  37,672    155,052
*   DeeThree Exploration, Ltd..........................  35,493    154,463
*   Delphi Energy Corp.................................  36,700     33,792
*   Denison Mines Corp................................. 103,818     89,055
*   Descartes Systems Group, Inc. (The)................   9,700    148,168
    DH Corp............................................  16,898    471,952
    DHX Media, Ltd.....................................   5,000     33,604
    DirectCash Payments, Inc...........................   3,427     48,895
    Dollarama, Inc.....................................  13,114    622,830
*   Dominion Diamond Corp.(257287102)..................  10,513    174,516
*   Dominion Diamond Corp.(B95LX89)....................  20,000    332,258
    Dorel Industries, Inc. Class B.....................   9,293    266,277
*   DragonWave, Inc....................................   9,100      7,305
*   Dundee Precious Metals, Inc........................  28,720     80,914

                                     1430

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
    E-L Financial Corp., Ltd...........................     184 $   98,030
    Eldorado Gold Corp.(284902103).....................  22,591    107,985
    Eldorado Gold Corp.(2307873)....................... 138,361    664,202
    Emera, Inc.........................................   5,459    178,630
    Empire Co., Ltd....................................   7,212    524,994
    Enbridge Income Fund Holdings, Inc.................  11,925    386,364
    Enbridge, Inc.(2466149)............................  16,380    793,412
    Enbridge, Inc.(29250N105)..........................   4,298    208,152
    Encana Corp.(2793193)..............................  46,047    563,131
    Encana Corp.(292505104)............................  75,685    926,384
*   Endeavour Mining Corp..............................  60,694     28,659
*   Endeavour Silver Corp.(29258Y103)..................   2,098      5,749
*   Endeavour Silver Corp.(2980003)....................  20,340     55,864
    EnerCare, Inc......................................   2,244     25,235
    Enerflex, Ltd......................................   7,684     96,753
    Enerplus Corp.(292766102)..........................  24,292    238,062
    Enerplus Corp.(B584T89)............................  25,950    251,801
    Enghouse Systems, Ltd..............................   3,722    118,599
    Ensign Energy Services, Inc........................  33,831    234,557
*   Epsilon Energy, Ltd................................  14,800     46,356
    Equitable Group, Inc...............................   3,000    130,794
*   Essential Energy Services Trust....................  38,149     39,329
    Evertz Technologies, Ltd...........................   4,665     66,999
*   Excellon Resources, Inc............................   5,700      3,275
    Exchange Income Corp...............................     857     14,925
    Exco Technologies, Ltd.............................   5,190     54,730
*   EXFO, Inc..........................................   5,100     17,539
    Extendicare, Inc...................................  20,535    110,214
    Fairfax Financial Holdings, Ltd....................   2,829  1,502,774
    Fiera Capital Corp.................................   2,600     25,372
    Finning International, Inc.........................  55,369    912,867
    First Capital Realty, Inc..........................  15,000    230,424
#*  First Majestic Silver Corp.(2833583)...............  27,978    172,840
#*  First Majestic Silver Corp.(32076V103).............   9,100     56,329
    First National Financial Corp......................     800     13,977
    First Quantum Minerals, Ltd........................  75,842    691,749
    FirstService Corp.(33761N109)......................   2,860    149,778
    FirstService Corp.(2350231)........................   2,200    115,739
    Fortis, Inc........................................  13,429    442,913
#*  Fortress Paper, Ltd. Class A.......................   1,649      2,595
*   Fortuna Silver Mines, Inc..........................  39,240    190,225
    Gamehost, Inc......................................   1,925     19,542
    Genesis Land Development Corp......................  12,700     30,183
    Genworth MI Canada, Inc............................  12,859    319,982
    George Weston, Ltd.................................  11,061    876,732
    Gibson Energy, Inc.................................  38,959    693,211
    Gildan Activewear, Inc.............................  10,848    633,277
    Glacier Media, Inc.................................   1,400      1,631
    GLENTEL, Inc.......................................     800     15,727
#*  GLG Life Tech Corp.................................   2,421        762
    Gluskin Sheff + Associates, Inc....................   5,675    118,261
    GMP Capital, Inc...................................   9,669     39,948
    Goldcorp, Inc.(380956409)..........................  28,491    684,639

                                     1431

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
    Goldcorp, Inc.(2676302)............................  28,111 $  678,938
#*  Golden Star Resources, Ltd.........................  84,300     26,537
*   Gran Tierra Energy, Inc.(38500T101)................     444        950
*   Gran Tierra Energy, Inc.(B2PPCS5)..................  77,736    168,233
*   Great Canadian Gaming Corp.........................  11,000    170,969
    Great-West Lifeco, Inc.............................  14,700    372,619
*   Heroux-Devtek, Inc.................................   6,091     54,166
    High Liner Foods, Inc..............................   3,686     65,412
    HNZ Group, Inc.....................................     700     11,993
    Home Capital Group, Inc............................   8,200    271,032
    Horizon North Logistics, Inc.......................  21,201     36,039
    HudBay Minerals, Inc.(B05BQ98).....................  13,982     99,971
    HudBay Minerals, Inc.(B05BDX1).....................  31,534    229,550
    Hudson's Bay Co....................................   8,446    155,666
    Husky Energy, Inc..................................  47,324  1,018,581
*   IAMGOLD Corp.(450913108)...........................  35,221     94,040
*   IAMGOLD Corp.(2446646).............................  99,523    266,293
    IGM Financial, Inc.................................   4,783    164,151
*   Imax Corp.(2014258)................................   5,500    183,315
#*  Imax Corp.(45245E109)..............................   5,543    184,748
*   Imperial Metals Corp...............................   9,500     66,912
    Imperial Oil, Ltd.(453038408)......................  22,073    819,129
    Imperial Oil, Ltd.(2454241)........................   5,500    204,470
*   Indigo Books & Music, Inc..........................   1,800     14,902
    Industrial Alliance Insurance & Financial
      Services, Inc....................................  25,405    808,913
    Innergex Renewable Energy, Inc.....................  23,110    216,787
    Intact Financial Corp..............................   7,700    514,586
    Inter Pipeline, Ltd................................   7,709    200,445
*   Interfor Corp......................................  21,928    383,097
    Intertape Polymer Group, Inc.......................  12,470    184,003
*   Ithaca Energy, Inc.................................  68,974     65,679
    Jean Coutu Group PJC, Inc. (The) Class A...........  14,900    298,891
    Just Energy Group, Inc.............................  24,526    124,493
    K-Bro Linen, Inc...................................   1,229     46,570
*   Katanga Mining, Ltd................................  78,989     19,270
*   Kelt Exploration, Ltd..............................   5,900     29,252
    Keyera Corp........................................   7,772    458,724
    Killam Properties, Inc.............................  12,682    110,881
*   Kinross Gold Corp.(496902404)......................   7,412     25,127
*   Kinross Gold Corp.(B03Z841)........................ 252,884    857,740
*   Kirkland Lake Gold, Inc............................   2,333      8,280
*   Knight Therapeutics, Inc...........................     983      6,274
*   Lake Shore Gold Corp............................... 134,076    120,285
    Laurentian Bank of Canada..........................  12,127    446,734
*   Legacy Oil + Gas, Inc..............................  28,559     34,612
    Leisureworld Senior Care Corp......................   6,709     75,870
    Leon's Furniture, Ltd..............................   4,744     71,494
*   Leucrotta Exploration, Inc.........................  18,390     13,749
    Lightstream Resources, Ltd.........................  67,634     40,452
    Linamar Corp.......................................  14,854    850,887
    Liquor Stores N.A., Ltd............................   8,418    101,490
    Loblaw Cos., Ltd...................................  15,350    762,588
    Long Run Exploration, Ltd..........................  54,503     45,466

                                     1432

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CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
    Lucara Diamond Corp................................  42,814 $   70,756
*   Lundin Mining Corp................................. 103,219    367,160
    MacDonald Dettwiler & Associates, Ltd..............   5,145    377,929
    Magellan Aerospace Corp............................   3,500     36,771
    Magna International, Inc...........................  25,272  2,428,156
*   Mainstreet Equity Corp.............................   1,610     42,889
    Major Drilling Group International, Inc............  29,897    159,990
    Mandalay Resources Corp............................  81,385     59,564
#   Manitoba Telecom Services, Inc.....................  11,911    240,432
    Manulife Financial Corp.(56501R106)................   5,703     91,704
    Manulife Financial Corp.(2492519).................. 119,013  1,908,779
    Maple Leaf Foods, Inc..............................  29,844    478,650
    Martinrea International, Inc.......................  38,841    288,243
    McCoy Global, Inc..................................     700      2,000
    Medical Facilities Corp............................   5,442     83,898
*   MEG Energy Corp....................................  15,994    243,931
*   Mercator Minerals, Ltd.............................  15,420         --
    Methanex Corp......................................  18,500    817,628
    Metro, Inc.........................................  25,916  2,050,927
*   Migao Corp.........................................  14,924     11,510
*   Mitel Networks Corp................................  11,077     98,505
*   Mood Media Corp....................................   8,100      3,506
    Morneau Shepell, Inc...............................   8,975    120,919
    MTY Food Group, Inc................................   1,200     32,977
    Mullen Group, Ltd..................................  32,938    528,532
    National Bank of Canada............................  49,891  1,735,800
    Nevsun Resources, Ltd.(64156L101)..................  11,137     38,534
    Nevsun Resources, Ltd.(2631486)....................  54,402    187,947
    New Flyer Industries, Inc..........................   8,592     92,770
*   New Gold, Inc...................................... 116,061    508,743
    Newalta Corp.......................................  18,260    190,403
    Norbord, Inc.......................................   7,809    173,793
    North West Co., Inc. (The).........................   9,620    201,076
    Northland Power, Inc...............................  21,367    287,539
*   NuVista Energy, Ltd................................  35,069    197,051
*   OceanaGold Corp.................................... 101,898    224,533
    Onex Corp..........................................  13,600    746,518
    Open Text Corp.....................................   9,200    521,722
    Osisko Gold Royalties, Ltd.........................   9,698    130,428
*   Ovivo, Inc. Class A................................   6,118     10,014
    Pacific Rubiales Energy Corp.......................  84,415    195,973
*   Painted Pony Petroleum, Ltd........................  35,252    190,589
    Pan American Silver Corp.(697900108)...............  32,689    381,154
    Pan American Silver Corp.(2669272).................  26,917    315,205
*   Paramount Resources, Ltd. Class A..................   3,700     83,015
*   Parex Resources, Inc...............................  37,633    203,758
    Parkland Fuel Corp.................................  15,022    258,780
    Pason Systems, Inc.................................  14,630    206,204
    Pembina Pipeline Corp..............................  21,075    654,789
    Pengrowth Energy Corp.............................. 144,246    385,958
    Penn West Petroleum, Ltd.(B63FY34).................  54,214     81,916
    Penn West Petroleum, Ltd.(707887105)...............  26,052     38,817
*   Performance Sports Group, Ltd......................   4,400     81,996

                                     1433

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
*   Perpetual Energy, Inc..............................  13,463 $   10,277
    Peyto Exploration & Development Corp...............  14,831    374,655
    PHX Energy Services Corp...........................   8,919     43,728
    Pizza Pizza Royalty Corp...........................   1,000     11,490
*   Poseidon Concepts Corp.............................   2,591          1
    Potash Corp. of Saskatchewan, Inc.(2696980)........  10,800    393,175
    Potash Corp. of Saskatchewan, Inc.(73755L107)......     315     11,510
    Precision Drilling Corp.(74022D308)................  24,082    122,818
    Precision Drilling Corp.(B5YPLH9)..................  57,500    293,677
    Premium Brands Holdings Corp.......................   3,200     61,673
*   Primero Mining Corp................................  57,254    229,789
    Progressive Waste Solutions, Ltd.(74339G101).......   4,548    129,709
    Progressive Waste Solutions, Ltd.(B3DJGB7).........  23,419    668,272
    Pulse Seismic, Inc.................................  22,820     54,594
    Quebecor, Inc. Class B.............................  18,000    451,169
*   Questerre Energy Corp. Class A.....................  32,700      7,591
    Reitmans Canada, Ltd...............................   2,400     13,429
*   Restaurant Brands International, Inc...............   5,310    205,772
    Richelieu Hardware, Ltd............................   2,868    133,706
*   Richmont Mines, Inc................................   8,700     30,741
    Ritchie Bros Auctioneers, Inc.(767744105)..........   2,595     64,875
    Ritchie Bros Auctioneers, Inc.(2345390)............   7,600    190,493
*   RMP Energy, Inc....................................  31,901    108,705
*   Rock Energy, Inc...................................   7,532     13,929
    Rocky Mountain Dealerships, Inc....................   3,991     26,069
    Rogers Communications, Inc. Class B(775109200).....   4,474    159,409
    Rogers Communications, Inc. Class B(2169051).......   4,600    163,554
    Rogers Sugar, Inc..................................  21,981     79,053
    RONA, Inc..........................................  43,256    435,385
    Royal Bank of Canada...............................  55,774  3,148,837
    Russel Metals, Inc.................................  22,075    406,860
*   Sandstorm Gold, Ltd................................  12,245     49,338
*   Sandvine Corp......................................  45,000    114,740
    Saputo, Inc........................................  14,340    412,358
    Savanna Energy Services Corp.......................  15,084     26,709
*   Scorpio Mining Corp................................  21,755      3,424
    Secure Energy Services, Inc........................  22,537    261,604
*   SEMAFO, Inc........................................  73,228    256,445
    Shaw Communications, Inc. Class B(82028K200).......  21,978    508,571
    Shaw Communications, Inc. Class B(2801836).........  10,510    242,672
    ShawCor, Ltd.......................................  11,698    321,288
    Sherritt International Corp........................ 116,603    196,372
*   Sierra Wireless, Inc.(2418968).....................   7,200    260,417
*   Sierra Wireless, Inc.(826516106)...................   2,592     93,597
*   Silver Standard Resources, Inc.(82823L106).........   7,287     44,961
*   Silver Standard Resources, Inc.(2218458)...........  27,708    170,736
    Silver Wheaton Corp.(828336107)....................   2,009     46,147
    Silver Wheaton Corp.(B058ZX6)......................  10,400    238,905
    SNC-Lavalin Group, Inc.............................   3,784    125,220
*   Solium Capital, Inc................................   3,571     18,885
#   Sprott, Inc........................................  34,997     77,116
    Stantec, Inc.......................................  16,542    406,813
    Stella-Jones, Inc..................................   4,406    125,797

                                     1434

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
    Strad Energy Services, Ltd.........................     100 $      257
    Stuart Olson, Inc..................................   1,740      8,818
    Student Transportation, Inc........................  11,697     64,988
    Sun Life Financial, Inc............................  42,457  1,298,402
    Suncor Energy, Inc.(B3NB1P2)....................... 108,988  3,250,685
    Suncor Energy, Inc.(867224107).....................  85,563  2,550,633
*   SunOpta, Inc.(8676EP108)...........................   9,100     95,186
*   SunOpta, Inc.(2817510).............................   4,800     50,316
    Superior Plus Corp.................................  48,729    467,847
    Surge Energy, Inc..................................  52,242    105,660
*   TAG Oil, Ltd.......................................     436        494
    Talisman Energy, Inc.(87425E103)...................  39,673    298,341
    Talisman Energy, Inc.(2068299)..................... 169,465  1,277,622
*   Taseko Mines, Ltd..................................  68,913     49,351
    Teck Resources, Ltd. Class A.......................     200      3,005
    Teck Resources, Ltd. Class B(2879327)..............  43,200    559,251
    Teck Resources, Ltd. Class B(878742204)............  12,699    163,563
    TELUS Corp.........................................  24,664    846,072
*   Tembec, Inc........................................  11,264     24,998
*   Teranga Gold Corp.(B5TDK82)........................   7,980      3,956
*   Teranga Gold Corp.(B4L8QT1)........................  13,832      6,572
*   Tethys Petroleum, Ltd..............................   4,500        637
*   Thompson Creek Metals Co., Inc.(884768102).........  11,912     15,247
*   Thompson Creek Metals Co., Inc.(2439806)...........  24,847     30,895
    Thomson Reuters Corp...............................  24,281    931,724
*   Timmins Gold Corp..................................  29,347     32,102
    TMX Group, Ltd.....................................   1,535     56,860
    TORC Oil & Gas, Ltd................................  24,518    159,181
    Toromont Industries, Ltd...........................  13,559    294,719
    Toronto-Dominion Bank (The)........................  92,478  3,682,527
    Torstar Corp. Class B..............................  16,400     88,537
    Total Energy Services, Inc.........................   7,247     74,426
*   Tourmaline Oil Corp................................  19,190    527,674
    TransAlta Corp.(89346D107).........................  33,238    290,168
    TransAlta Corp.(2901628)...........................  71,959    629,719
    TransAlta Renewables, Inc..........................   1,345     13,485
    TransCanada Corp...................................  35,211  1,566,719
    Transcontinental, Inc. Class A.....................  23,808    283,478
    TransForce, Inc....................................  26,126    592,960
    TransGlobe Energy Corp.(893662106).................   1,119      3,256
    TransGlobe Energy Corp.(2470548)...................  16,078     46,816
    Trican Well Service, Ltd...........................  35,598    137,271
    Trilogy Energy Corp................................   7,200     36,830
    Trinidad Drilling, Ltd.............................  47,476    159,536
*   Turquoise Hill Resources, Ltd.(900435108)..........  52,650    151,632
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)............  51,442    149,383
    Twin Butte Energy, Ltd.............................  90,818     51,459
    Uni-Select, Inc....................................   4,757    117,924
*   Valeant Pharmaceuticals International, Inc.........  16,415  2,624,566
    Valener, Inc.......................................   9,034    120,363
    Veresen, Inc.......................................  21,550    274,230
    Vermilion Energy, Inc.(923725105)..................   2,616    114,581
    Vermilion Energy, Inc.(B607XS1)....................   3,800    167,377

                                     1435

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CONTINUED


                                                  SHARES     VALUE++
                                                ---------- ------------
CANADA -- (Continued)
    Vicwest, Inc...............................        200 $      1,969
    Wajax Corp.................................      6,684      127,557
*   Wesdome Gold Mines, Ltd....................      7,360        7,530
    West Fraser Timber Co., Ltd................     12,954      743,986
    Western Energy Services Corp...............     15,099       62,383
    Western Forest Products, Inc...............    101,625      206,337
    WesternOne, Inc............................      5,790       11,984
#*  Westport Innovations, Inc..................      7,700       25,572
    Westshore Terminals Investment Corp........      7,037      177,213
    Whistler Blackcomb Holdings, Inc...........      5,503       86,527
    Whitecap Resources, Inc....................     72,132      704,456
    Wi-Lan, Inc................................     30,840       82,761
    Winpak, Ltd................................      6,400      190,383
    WSP Global, Inc............................     15,173      410,401
    Yamana Gold, Inc.(2219279).................    189,143      782,948
    Yamana Gold, Inc.(98462Y100)...............      8,700       35,757
    Zargon Oil & Gas, Ltd......................     10,115       31,363
    ZCL Composites, Inc........................      2,700       12,494
                                                           ------------
TOTAL CANADA...................................             133,034,215
                                                           ------------
CHILE -- (0.3%)
    AES Gener SA...............................    182,432       95,094
    Aguas Andinas SA Class A...................    383,805      221,108
    Banco de Chile ADR.........................      2,064      135,678
    Banco de Credito e Inversiones.............      4,845      204,172
    Banco Santander Chile......................  1,227,899       58,596
    Banco Santander Chile ADR..................      6,627      126,170
    Banmedica SA...............................     34,214       59,493
    Besalco SA.................................     67,710       33,430
    CAP SA.....................................      5,896       14,495
    Cencosud SA................................     48,851      119,828
#   Cia Cervecerias Unidas SA ADR..............      8,000      146,720
*   Cia Sud Americana de Vapores SA............    193,299        6,499
    Colbun SA..................................    415,803      113,986
    Corpbanca SA............................... 12,086,552      133,531
#   Corpbanca SA ADR...........................      9,675      160,798
    Cristalerias de Chile SA...................      2,000       13,575
    E.CL SA....................................     71,700      111,600
    Embotelladora Andina SA Class B ADR........        315        5,273
    Empresa Nacional de Electricidad SA
      Sponsored ADR............................      7,303      311,838
*   Empresas AquaChile SA......................     28,692       18,526
    Empresas CMPC SA...........................    144,035      361,391
    Empresas COPEC SA..........................     26,515      301,578
    Empresas Hites SA..........................     30,027        9,854
    Empresas Iansa SA..........................    500,604       13,296
*   Empresas La Polar SA.......................     88,819        3,233
    Enersis SA.................................    368,503      113,714
    Enersis SA Sponsored ADR...................     36,113      550,723
    ENTEL Chile SA.............................     43,084      406,640
    Forus SA...................................     17,454       63,322
    Gasco SA...................................      1,627       13,851
    Grupo Security SA..........................    147,850       45,268
    Inversiones Aguas Metropolitanas SA........    158,686      245,547

                                     1436

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
CHILE -- (Continued)
*   Latam Airlines Group SA...............................    11,067 $  114,289
*   Latam Airlines Group SA Sponsored ADR.................    23,984    248,714
    Masisa SA.............................................   586,512     16,278
    Molibdenos y Metales SA...............................     1,797     13,942
*   Multiexport Foods SA..................................    68,000     13,639
    Parque Arauco SA......................................   146,384    259,904
    PAZ Corp. SA..........................................    30,769     16,994
    Ripley Corp. SA.......................................    48,272     19,869
    SACI Falabella........................................    18,630    122,469
    Salfacorp SA..........................................    22,708     15,119
    Sigdo Koppers SA......................................    78,916    106,878
    Sociedad Quimica y Minera de Chile SA Sponsored ADR...       800     19,088
    Socovesa SA...........................................   110,770     22,061
    Sonda SA..............................................    79,082    191,954
    Vina Concha y Toro SA.................................   106,813    194,187
    Vina Concha y Toro SA Sponsored ADR...................       800     29,200
                                                                     ----------
TOTAL CHILE...............................................            5,623,412
                                                                     ----------
CHINA -- (5.2%)
#   361 Degrees International, Ltd........................   173,000     49,489
#   AAC Technologies Holdings, Inc........................    83,500    533,624
    Agile Property Holdings, Ltd..........................   528,749    320,727
    Agricultural Bank of China, Ltd. Class H.............. 2,792,000  1,366,959
    Air China, Ltd. Class H...............................   492,000    470,126
    Ajisen China Holdings, Ltd............................    82,000     47,497
*   Alibaba Health Information Technology, Ltd............    94,000     61,540
#*  Aluminum Corp. of China, Ltd. ADR.....................    15,900    176,808
*   Aluminum Corp. of China, Ltd. Class H.................   598,000    269,221
    AMVIG Holdings, Ltd...................................   130,000     63,525
    Angang Steel Co., Ltd. Class H........................   346,000    255,954
    Anhui Conch Cement Co., Ltd. Class H..................    79,000    264,964
    Anhui Expressway Co., Ltd. Class H....................   110,000     79,700
    Anhui Tianda Oil Pipe Co., Ltd........................    29,000      4,604
#   Anta Sports Products, Ltd.............................   176,000    311,597
#   Anton Oilfield Services Group.........................   338,000     65,472
    Anxin-China Holdings, Ltd.............................   816,000     55,703
    Asia Cement China Holdings Corp.......................   143,500     73,610
*   AVIC International Holdings, Ltd......................    68,000     47,494
    AviChina Industry & Technology Co., Ltd. Class H......   456,000    295,223
    Bank of China, Ltd. Class H........................... 6,209,800  3,458,686
    Bank of Communications Co., Ltd. Class H..............   671,695    563,896
#   Baoxin Auto Group, Ltd................................   155,000     89,327
    Baoye Group Co., Ltd. Class H.........................    71,040     41,171
    BBMG Corp. Class H....................................   290,500    253,853
    Beijing Capital International Airport Co., Ltd.
       Class H............................................   456,000    432,089
    Beijing Capital Land, Ltd. Class H....................   436,000    201,004
    Beijing Enterprises Holdings, Ltd.....................    38,500    292,443
    Beijing Enterprises Water Group, Ltd..................   263,000    171,657
    Beijing Jingneng Clean Energy Co., Ltd. Class H.......   200,000     79,976
    Beijing North Star Co., Ltd. Class H..................   254,000     80,062
    Belle International Holdings, Ltd.....................   362,000    408,828
#   Biostime International Holdings, Ltd..................    39,500    107,377
#   Bloomage Biotechnology Corp., Ltd.....................    15,000     24,825

                                     1437

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    Boer Power Holdings, Ltd..............................    43,000 $   46,846
#   Bosideng International Holdings, Ltd..................   942,000    120,984
    Brilliance China Automotive Holdings, Ltd.............   136,000    249,805
    Byd Co., Ltd. Class H.................................    13,500     48,943
    BYD Electronic International Co., Ltd.................   245,500    257,407
    C C Land Holdings, Ltd................................   414,883     71,452
    Carrianna Group Holdings Co., Ltd.....................    26,000      3,113
    CECEP COSTIN New Materials Group, Ltd.................    40,000     16,772
    Central China Real Estate, Ltd........................   203,696     50,836
#   Changshouhua Food Co., Ltd............................    87,000     59,789
#*  Chaoda Modern Agriculture Holdings, Ltd...............   547,200     38,304
#   Chaowei Power Holdings, Ltd...........................   150,000     62,665
#   China Aerospace International Holdings, Ltd........... 1,028,000    129,408
    China Agri-Industries Holdings, Ltd...................   757,700    307,020
#   China All Access Holdings, Ltd........................    44,000     14,743
    China Animal Healthcare, Ltd..........................    47,000     31,675
    China Aoyuan Property Group, Ltd......................   301,000     48,448
*   China Automation Group, Ltd...........................   242,000     28,051
    China BlueChemical, Ltd...............................   568,000    197,455
*   China Chengtong Development Group, Ltd................   446,000     26,565
    China Child Care Corp., Ltd...........................   117,000     18,566
    China CITIC Bank Corp., Ltd. Class H.................. 1,055,000    781,515
#   China Coal Energy Co., Ltd. Class H...................   589,000    325,999
    China Communications Construction Co., Ltd. Class H...   655,000    709,897
    China Communications Services Corp., Ltd. Class H.....   828,000    373,923
    China Construction Bank Corp. Class H................. 9,332,200  7,482,235
#*  China COSCO Holdings Co., Ltd. Class H................   539,000    265,732
*   China Culiangwang Beverages Holdings, Ltd.............   126,000      7,112
    China Datang Corp. Renewable Power Co., Ltd. Class H..   559,000     80,488
#*  China Dredging Environment Protection Holdings, Ltd...    44,000      7,727
#*  China Eastern Airlines Corp., Ltd. ADR................     2,373     62,647
*   China Eastern Airlines Corp., Ltd. Class H............   332,000    168,376
*   China Energine International Holdings, Ltd............   316,000     34,067
    China Everbright International, Ltd...................   307,000    451,377
#   China Fiber Optic Network System Group, Ltd...........   298,000     72,543
#*  China Foods, Ltd......................................   246,000     81,136
    China Galaxy Securities Co., Ltd. Class H.............   301,500    322,575
    China Gas Holdings, Ltd...............................   184,000    285,325
    China Glass Holdings, Ltd.............................   102,000     13,112
*   China High Precision Automation Group, Ltd............   127,000      3,747
*   China High Speed Transmission Equipment Group Co.,
      Ltd.................................................   254,000    179,333
    China Hongqiao Group, Ltd.............................   482,500    307,671
*   China Household Holdings, Ltd.........................   410,000     28,030
*   China Huiyuan Juice Group, Ltd........................   179,500     58,489
    China International Marine Containers Group Co., Ltd.
      Class H.............................................    34,100     65,131
    China ITS Holdings Co., Ltd...........................   291,000     34,893
#   China Lesso Group Holdings, Ltd.......................   320,000    154,743
    China Life Insurance Co., Ltd. ADR....................     8,269    474,971
    China Lilang, Ltd.....................................    87,000     54,657
    China Longyuan Power Group Corp., Ltd. Class H........   297,000    317,243
#*  China Lumena New Materials Corp.......................   752,000     45,470
    China Machinery Engineering Corp. Class H.............   199,000    168,852
    China Medical System Holdings, Ltd....................    94,000    162,342

                                     1438

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    China Mengniu Dairy Co., Ltd..........................   112,000 $  511,778
    China Merchants Bank Co., Ltd. Class H................   358,201    800,426
    China Merchants Holdings International Co., Ltd.......   228,704    837,510
    China Merchants Land, Ltd.............................   388,000     55,022
*   China Metal Recycling Holdings, Ltd...................    89,400     20,389
    China Minsheng Banking Corp., Ltd. Class H............   672,600    815,580
    China Mobile, Ltd.....................................     8,000    104,459
    China Mobile, Ltd. Sponsored ADR......................    55,427  3,620,492
*   China Modern Dairy Holdings, Ltd......................   481,000    154,671
    China Molybdenum Co., Ltd. Class H....................    79,000     49,880
    China National Building Material Co., Ltd. Class H.... 1,214,000  1,170,170
    China National Materials Co., Ltd.....................   437,000    116,189
*   China New Town Development Co., Ltd...................   241,383     13,503
    China Oil & Gas Group, Ltd............................ 2,040,000    262,847
    China Oilfield Services, Ltd. Class H.................    86,000    141,903
    China Overseas Grand Oceans Group, Ltd................   328,250    172,622
    China Overseas Land & Investment, Ltd.................   462,827  1,343,473
    China Pacific Insurance Group Co., Ltd. Class H.......    82,000    394,072
    China Petroleum & Chemical Corp. ADR..................    12,059    955,154
    China Petroleum & Chemical Corp. Class H..............   541,400    429,774
#   China Power International Development, Ltd............   560,000    322,273
*   China Power New Energy Development Co., Ltd...........   960,000     58,564
*   China Precious Metal Resources Holdings Co., Ltd......   944,000     82,876
*   China Properties Group, Ltd...........................   173,000     29,195
*   China Public Procurement, Ltd.........................   120,000      2,863
*   China Qinfa Group, Ltd................................   116,000      3,841
    China Railway Construction Corp., Ltd. Class H........   301,000    344,232
    China Railway Group, Ltd. Class H.....................   560,000    409,487
*   China Rare Earth Holdings, Ltd........................   640,000    105,903
    China Resources Cement Holdings, Ltd..................   644,610    383,369
    China Resources Enterprise, Ltd.......................   304,000    667,134
    China Resources Gas Group, Ltd........................   102,000    247,741
    China Resources Land, Ltd.............................   310,444    794,988
    China Resources Power Holdings Co., Ltd...............   122,000    343,156
#*  China Rongsheng Heavy Industries Group Holdings, Ltd..   752,000     68,256
*   China Ruifeng Renewable Energy, Ltd...................    56,000      7,874
#   China Sanjiang Fine Chemicals Co., Ltd................   185,000     54,882
*   China SCE Property Holdings, Ltd......................   363,600     69,997
#   China Shanshui Cement Group, Ltd......................   593,000    264,238
    China Shenhua Energy Co., Ltd. Class H................   297,116    815,593
    China Shineway Pharmaceutical Group, Ltd..............    58,000     90,865
*   China Shipping Container Lines Co., Ltd. Class H......   943,000    297,150
*   China Shipping Development Co., Ltd. Class H..........   453,752    322,263
#   China Singyes Solar Technologies Holdings, Ltd........   119,000    166,295
#   China South City Holdings, Ltd........................   490,000    160,910
    China Southern Airlines Co., Ltd. Class H.............   370,000    197,019
    China Southern Airlines Co., Ltd. Sponsored ADR.......     3,231     85,622
    China State Construction International Holdings, Ltd..   163,600    251,198
    China Suntien Green Energy Corp., Ltd. Class H........   335,000     74,519
*   China Taifeng Beddings Holdings, Ltd..................    44,000      5,485
*   China Taiping Insurance Holdings Co., Ltd.............   167,706    515,834
    China Telecom Corp., Ltd. ADR.........................     3,368    197,230
#*  China Tian Lun Gas Holdings, Ltd......................    58,500     61,323

                                     1439

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CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
CHINA -- (Continued)
*   China Tianyi Holdings, Ltd.........................   136,000 $   12,658
    China Travel International Investment Hong Kong,
      Ltd..............................................   658,000    218,467
    China Unicom Hong Kong, Ltd........................   218,000    326,301
#   China Unicom Hong Kong, Ltd. ADR...................    71,272  1,065,516
    China Vanadium Titano - Magnetite Mining Co., Ltd..   296,000     27,051
    China Water Affairs Group, Ltd.....................   310,000    146,358
*   China WindPower Group, Ltd......................... 1,190,000     72,485
#*  China Yurun Food Group, Ltd........................   517,000    198,751
    China ZhengTong Auto Services Holdings, Ltd........   292,500    146,795
#   China Zhongwang Holdings, Ltd......................   557,200    245,092
*   Chinasoft International, Ltd.......................   266,000     84,733
*   Chinese People Holdings Co., Ltd...................   452,587      7,391
*   Chongqing Iron & Steel Co., Ltd. Class H...........   196,000     39,510
    Chongqing Machinery & Electric Co., Ltd. Class H...   327,925     50,519
    Chongqing Rural Commercial Bank Co., Ltd. Class H..   720,000    441,644
    CIMC Enric Holdings, Ltd...........................    98,000     75,088
*   CITIC Dameng Holdings, Ltd.........................    56,000      4,095
*   CITIC Resources Holdings, Ltd......................   922,000    120,947
    CITIC Securities Co., Ltd. Class H.................    50,500    161,593
    CITIC, Ltd.........................................   278,000    477,786
    Citychamp Watch & Jewellery Group, Ltd.............   450,000     55,113
    Clear Media, Ltd...................................    29,000     28,792
    CNOOC, Ltd.........................................   602,000    800,341
#   CNOOC, Ltd. ADR....................................    13,087  1,742,534
*   Coastal Greenland, Ltd.............................   123,000      3,590
    Comba Telecom Systems Holdings, Ltd................   335,793     80,939
*   Comtec Solar Systems Group, Ltd....................   208,000     26,165
    Coolpad Group, Ltd.................................   496,000    100,543
    COSCO Pacific, Ltd.................................   438,674    638,179
*   Coslight Technology International Group Co., Ltd...    54,000     33,049
    Country Garden Holdings Co., Ltd................... 2,085,786    831,092
    CP Pokphand Co., Ltd...............................   568,000     64,390
    CPMC Holdings, Ltd.................................   118,000     63,094
    CSPC Pharmaceutical Group, Ltd.....................   266,000    223,369
    CSR Corp., Ltd.....................................    66,000     79,840
*   DaChan Food Asia, Ltd..............................   128,000     14,910
#   Dah Chong Hong Holdings, Ltd.......................   261,000    152,836
    Dalian Port PDA Co., Ltd. Class H..................   472,000    161,496
    DaMing International Holdings, Ltd.................    42,000     12,032
#   Daphne International Holdings, Ltd.................   302,000     96,839
    Datang International Power Generation Co., Ltd.
      Class H..........................................   316,000    172,770
    Dawnrays Pharmaceutical Holdings, Ltd..............    56,000     38,569
#*  DBA Telecommunication Asia Holdings, Ltd...........    72,000      3,539
    Digital China Holdings, Ltd........................   253,000    238,996
#   Dongfang Electric Corp., Ltd. Class H..............    94,800    207,672
    Dongfeng Motor Group Co., Ltd. Class H.............   230,000    333,224
    Dongyue Group, Ltd.................................   361,000    125,668
#*  Dynasty Fine Wines Group, Ltd......................   114,000      3,970
    ENN Energy Holdings, Ltd...........................    98,000    577,412
    EVA Precision Industrial Holdings, Ltd.............   284,000     67,524
#   Evergrande Real Estate Group, Ltd.................. 2,477,000  1,024,953
#   Fantasia Holdings Group Co., Ltd...................   396,000     39,257
#*  FDG Electric Vehicles, Ltd.........................   100,000      5,652

                                     1440

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    Fosun International, Ltd..............................   262,500 $  367,954
    Franshion Properties China, Ltd....................... 1,270,000    372,872
    Fufeng Group, Ltd.....................................   295,600    149,335
#*  GCL-Poly Energy Holdings, Ltd......................... 1,753,000    382,904
#   Geely Automobile Holdings, Ltd........................ 2,045,000    840,440
*   Global Bio-Chem Technology Group Co., Ltd.............   500,000     14,466
*   Glorious Property Holdings, Ltd.......................   667,000     76,478
#   Golden Eagle Retail Group, Ltd........................    90,000    107,287
    Golden Meditech Holdings, Ltd.........................   340,585     47,716
#*  Goldin Properties Holdings, Ltd.......................   122,000     69,644
    Goldlion Holdings, Ltd................................    79,000     33,923
    GOME Electrical Appliances Holding, Ltd............... 2,608,060    362,362
#   Goodbaby International Holdings, Ltd..................   141,000     44,404
    Great Wall Motor Co., Ltd. Class H....................   135,000    770,565
    Greatview Aseptic Packaging Co., Ltd..................   132,000     60,341
#   Greenland Hong Kong Holdings, Ltd.....................    24,000      9,359
#   Greentown China Holdings, Ltd.........................   219,000    194,410
    Guangdong Investment, Ltd.............................   316,000    422,547
*   Guangdong Land Holdings, Ltd..........................   208,000     53,429
    Guangshen Railway Co., Ltd. Class H...................   164,000     84,815
    Guangshen Railway Co., Ltd. Sponsored ADR.............     6,099    156,256
    Guangzhou Automobile Group Co., Ltd. Class H..........   486,259    443,399
    Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H........................................    18,000     63,742
    Guangzhou R&F Properties Co., Ltd.....................   397,200    454,927
    Guodian Technology & Environment Group Corp., Ltd.
      Class H.............................................   236,000     29,403
    Haier Electronics Group Co., Ltd......................   127,000    341,873
    Hainan Meilan International Airport Co., Ltd.
      Class H.............................................    27,000     21,918
    Haitian International Holdings, Ltd...................    56,000    108,860
#   Hanergy Thin Film Power Group, Ltd.................... 1,786,000    827,390
    Harbin Electric Co., Ltd. Class H.....................   236,236    168,927
*   Heng Tai Consumables Group, Ltd.......................   773,954      8,719
    Hengan International Group Co., Ltd...................    42,000    498,545
#   Hengdeli Holdings, Ltd................................   577,400    107,559
#*  Hidili Industry International Development, Ltd........   268,000     23,162
#   Hilong Holding, Ltd...................................   163,000     50,322
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H...    65,000     52,725
*   HKC Holdings, Ltd.....................................   393,477     12,901
#   Honghua Group, Ltd....................................   438,000     53,630
    Hopewell Highway Infrastructure, Ltd..................   186,475     90,129
*   Hopson Development Holdings, Ltd......................   234,000    207,457
    HOSA International, Ltd...............................    58,000     23,770
    Hua Han Bio-Pharmaceutical Holdings, Ltd..............   755,895    180,994
    Huabao International Holdings, Ltd....................   704,000    554,737
    Huadian Power International Corp., Ltd. Class H.......   274,000    247,817
    Huaneng Power International, Inc. Class H.............    24,000     33,409
    Huaneng Power International, Inc. Sponsored ADR.......     3,000    167,250
    Huaneng Renewables Corp., Ltd. Class H................   916,000    326,051
*   Hunan Nonferrous Metal Corp., Ltd. Class H............   530,000    274,348
    Industrial & Commercial Bank of China, Ltd. Class H... 9,443,460  6,746,454
    Intime Retail Group Co., Ltd..........................   261,500    160,833
    Jiangsu Expressway Co., Ltd. Class H..................   166,000    203,682
    Jiangxi Copper Co., Ltd. Class H......................   309,000    503,740
*   Jinchuan Group International Resources Co., Ltd.......    47,000      2,771

                                     1441

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE++
                                                             --------- --------
CHINA -- (Continued)
    Jingwei Textile Machinery Class H.......................    28,000 $ 34,530
    Ju Teng International Holdings, Ltd.....................   274,000  144,484
*   Kai Yuan Holdings, Ltd.................................. 1,980,000   20,382
#   Kaisa Group Holdings, Ltd...............................   530,000  109,387
    Kasen International Holdings, Ltd.......................    30,000    3,684
    Kingboard Chemical Holdings, Ltd........................   208,000  335,868
    Kingboard Laminates Holdings, Ltd.......................   291,500  123,483
#*  Kingdee International Software Group Co., Ltd...........   371,600  120,140
    Kingsoft Corp., Ltd.....................................    54,000  128,685
    Kunlun Energy Co., Ltd..................................   634,000  660,129
    KWG Property Holding, Ltd...............................   421,900  272,160
#*  Labixiaoxin Snacks Group, Ltd...........................   200,000   20,828
    Lai Fung Holdings, Ltd.................................. 1,378,000   27,087
    Le Saunda Holdings, Ltd.................................   126,000   46,420
    Lee & Man Chemical Co., Ltd.............................    48,300   25,245
    Lee & Man Paper Manufacturing, Ltd......................   381,600  200,355
    Lenovo Group, Ltd.......................................   424,000  548,115
*   Lianhua Supermarket Holdings Co., Ltd. Class H..........    96,400   46,599
    Lijun International Pharmaceutical Holding Co., Ltd.....   294,000  137,319
*   Lingbao Gold Co., Ltd. Class H..........................   100,000   17,681
    Livzon Pharmaceutical Group, Inc. Class H...............       600    3,336
    Longfor Properties Co., Ltd.............................   401,500  525,399
    Lonking Holdings, Ltd...................................   631,000  119,362
*   Loudong General Nice Resources China Holdings, Ltd......   507,600   40,010
*   Maanshan Iron & Steel Co., Ltd. Class H.................   538,000  146,148
    Maoye International Holdings, Ltd.......................   311,000   46,464
    Metallurgical Corp. of China, Ltd. Class H..............   783,000  240,634
*   Microport Scientific Corp...............................    56,000   24,484
    MIE Holdings Corp.......................................   304,000   34,481
    MIN XIN Holdings, Ltd...................................    34,000   25,259
*   Mingfa Group International Co., Ltd.....................   473,000  154,749
    Minmetals Land, Ltd.....................................   268,000   30,697
    Minth Group, Ltd........................................   144,000  299,767
    MMG, Ltd................................................   608,000  174,005
*   Nan Hai Corp., Ltd...................................... 5,150,000   27,730
    Nature Home Holding Co., Ltd............................    29,000    4,712
#   NetDragon Websoft, Inc..................................    26,500   46,411
    New China Life Insurance Co., Ltd. Class H..............    32,700  179,914
    New World China Land, Ltd...............................   669,800  416,176
    Nine Dragons Paper Holdings, Ltd........................   560,000  409,926
#*  North Mining Shares Co., Ltd............................ 1,510,000   64,858
    NVC Lighting Holdings, Ltd..............................   320,000   54,797
    Overseas Chinese Town Asia Holdings, Ltd................    28,000   16,230
#   Pacific Online, Ltd.....................................   107,000   39,188
    Parkson Retail Group, Ltd...............................   336,500   80,070
    PetroChina Co., Ltd. ADR................................     9,000  977,130
    PetroChina Co., Ltd. Class H............................   224,000  242,662
#   Phoenix Satellite Television Holdings, Ltd..............   348,000  108,344
    PICC Property & Casualty Co., Ltd. Class H..............   234,502  457,355
    Ping An Insurance Group Co. of China, Ltd. Class H......    67,000  708,839
    Poly Property Group Co., Ltd............................   586,000  272,956
*   Ports Design, Ltd.......................................    89,500   34,502
*   Pou Sheng International Holdings, Ltd...................   463,000   35,788

                                     1442

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
*   Powerlong Real Estate Holdings, Ltd...................   259,000 $   35,697
*   Prosperity International Holdings HK, Ltd.............   320,000      9,451
*   Qunxing Paper Holdings Co., Ltd.......................   147,174      7,176
*   Real Gold Mining, Ltd.................................    19,000        645
    Real Nutriceutical Group, Ltd.........................   205,000     57,953
#*  Renhe Commercial Holdings Co., Ltd.................... 5,640,000    254,555
    REXLot Holdings, Ltd.................................. 2,254,266    176,040
    Road King Infrastructure, Ltd.........................    71,000     60,595
*   Sany Heavy Equipment International Holdings Co., Ltd..   240,000     51,258
    Sateri Holdings, Ltd..................................   194,000     23,282
*   Semiconductor Manufacturing International Corp........ 6,596,000    571,732
*   Semiconductor Manufacturing International Corp. ADR...    17,475     73,919
    Shandong Chenming Paper Holdings, Ltd. Class H........    69,000     33,991
    Shandong Weigao Group Medical Polymer Co., Ltd.
       Class H............................................    72,000     56,403
    Shanghai Electric Group Co., Ltd. Class H.............   590,000    361,001
    Shanghai Fosun Pharmaceutical Group Co., Ltd.
      Class H.............................................    18,000     65,549
    Shanghai Industrial Holdings, Ltd.....................   154,000    454,970
#*  Shanghai Industrial Urban Development Group, Ltd......   512,000     82,313
    Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H........................................   348,000    115,828
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H....   158,200    342,570
    Shanghai Prime Machinery Co., Ltd. Class H............    82,000     14,694
*   Shanghai Zendai Property, Ltd......................... 1,505,000     35,527
    Shengli Oil & Gas Pipe Holdings, Ltd..................   262,500     12,833
    Shenguan Holdings Group, Ltd..........................   446,000    124,378
    Shenzhen Expressway Co., Ltd. Class H.................   174,000    135,518
    Shenzhen International Holdings, Ltd..................   308,843    445,099
    Shenzhen Investment, Ltd..............................   488,345    140,313
    Shenzhou International Group Holdings, Ltd............    78,000    281,405
    Shimao Property Holdings, Ltd.........................   483,500  1,017,348
*   Shougang Concord International Enterprises Co., Ltd... 1,368,000     58,058
#   Shougang Fushan Resources Group, Ltd..................   688,000    146,254
    Shui On Land, Ltd..................................... 1,406,156    314,734
*   Shunfeng International Clean Energy, Ltd..............    84,000     64,997
    Sichuan Expressway Co., Ltd. Class H..................   204,000     86,597
    Sihuan Pharmaceutical Holdings Group, Ltd.............   716,000    460,928
    Sino Biopharmaceutical, Ltd...........................   583,999    583,410
#*  Sino Oil And Gas Holdings, Ltd........................ 3,690,000     77,371
    Sino-Ocean Land Holdings, Ltd.........................   887,832    571,161
*   Sinofert Holdings, Ltd................................   628,000    116,371
#   SinoMedia Holding, Ltd................................   111,276     53,753
#   Sinopec Kantons Holdings, Ltd.........................   198,000    156,499
    Sinopec Shanghai Petrochemical Co., Ltd.
       Sponsored ADR......................................     4,950    141,224
    Sinopharm Group Co., Ltd. Class H.....................   116,000    423,852
    Sinosoft Technology Group, Ltd........................    50,000     21,775
*   Sinotrans Shipping, Ltd...............................   314,500     71,133
    Sinotrans, Ltd. Class H...............................   441,000    314,679
    Sinotruk Hong Kong, Ltd...............................   216,500    119,068
    SITC International Holdings Co., Ltd..................   197,000    108,442
    Skyworth Digital Holdings, Ltd........................   680,402    384,583
    SMI Holdings Group, Ltd...............................   996,000     34,637
    SOHO China, Ltd.......................................   571,000    398,763
*   Solargiga Energy Holdings, Ltd........................   246,000      8,701
*   Sparkle Roll Group, Ltd...............................   312,000     12,659

                                     1443

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
CHINA -- (Continued)
    Springland International Holdings, Ltd.............   324,000 $   99,710
#   SPT Energy Group, Inc..............................   152,000     24,300
    SRE Group, Ltd..................................... 1,064,285     28,693
#   Sun Art Retail Group, Ltd..........................   138,000    124,576
    Sunac China Holdings, Ltd..........................   616,000    551,454
#   Sunny Optical Technology Group Co., Ltd............    61,000     92,373
#*  Superb Summit International Group, Ltd.............   825,000    155,373
    TCC International Holdings, Ltd....................   482,000    175,647
#   TCL Communication Technology Holdings, Ltd.........   258,000    226,936
*   TCL Multimedia Technology Holdings, Ltd............   208,000     90,867
#*  Technovator International, Ltd.....................   126,000     50,067
    Tencent Holdings, Ltd..............................   150,500  2,536,493
    Texhong Textile Group, Ltd.........................   138,000    103,923
    Tian An China Investment Co., Ltd..................    67,000     41,408
    Tian Shan Development Holding, Ltd.................    66,000     28,155
#   Tiangong International Co., Ltd....................   492,000     86,014
    Tianjin Port Development Holdings, Ltd.............   590,000    119,213
    Tianneng Power International, Ltd..................   172,000     42,024
#   Tibet 5100 Water Resources Holdings, Ltd...........   258,000     87,248
    Tingyi Cayman Islands Holding Corp.................   104,000    256,432
#   Tomson Group, Ltd..................................    98,360     23,846
    Tong Ren Tang Technologies Co., Ltd. Class H.......    86,000    107,398
    Tongda Group Holdings, Ltd.........................   530,000     69,986
    Tonly Electronics Holdings, Ltd....................    31,200     22,014
    Top Spring International Holdings, Ltd.............    47,600     13,387
    Towngas China Co., Ltd.............................   168,000    146,716
    TPV Technology, Ltd................................   422,000     86,184
    Travelsky Technology, Ltd. Class H.................   218,471    231,073
#   Trigiant Group, Ltd................................   188,000     39,212
#   Truly International Holdings, Ltd..................   544,000    196,436
    Tsingtao Brewery Co., Ltd. Class H.................    10,000     66,795
    Uni-President China Holdings, Ltd..................   182,400    157,736
*   United Energy Group, Ltd...........................   472,000     66,733
*   V1 Group, Ltd...................................... 1,149,800     88,394
#*  Wanda Hotel Development Co., Ltd...................   143,000     27,277
    Want Want China Holdings, Ltd......................   391,000    467,223
    Wasion Group Holdings, Ltd.........................    84,000     78,714
    Weichai Power Co., Ltd. Class H....................   101,720    402,415
    Weiqiao Textile Co. Class H........................   178,000     97,391
    Welling Holding, Ltd...............................   328,400     60,599
    West China Cement, Ltd.............................   894,000     99,885
    Wisdom Holdings Group..............................   115,000     69,277
    Wuzhou International Holdings, Ltd.................   124,000     21,622
    Xiamen International Port Co., Ltd. Class H........   330,000     83,741
    Xingda International Holdings, Ltd.................   288,000     90,353
    Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H..........................................    51,400     81,811
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H..    99,000     18,172
    XTEP International Holdings, Ltd...................   157,000     55,375
*   Yanchang Petroleum International, Ltd.............. 1,360,000     53,425
    Yanlord Land Group, Ltd............................    71,000     52,855
    Yanzhou Coal Mining Co., Ltd. Class H..............   294,000    235,315
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR........    18,500    145,780
#   Yingde Gases Group Co., Ltd........................   352,000    237,182

                                     1444

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
CHINA -- (Continued)
    Yip's Chemical Holdings, Ltd.......................    96,000 $     55,653
    Youyuan International Holdings, Ltd................    34,100        6,860
    Yuanda China Holdings, Ltd.........................   606,000       35,166
    Yuexiu Property Co., Ltd........................... 2,149,720      423,336
#   Yuexiu Transport Infrastructure, Ltd...............   162,639      109,971
    Yuzhou Properties Co., Ltd.........................   268,000       64,597
#*  Zall Development Group, Ltd........................   106,000       36,394
#   Zhaojin Mining Industry Co., Ltd...................   284,500      173,758
    Zhejiang Expressway Co., Ltd. Class H..............   192,000      244,827
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H..........................................    16,600        9,940
    Zhong An Real Estate, Ltd..........................    34,000        4,524
#   Zhongsheng Group Holdings, Ltd.....................   177,000      153,982
    Zhuzhou CSR Times Electric Co., Ltd. Class H.......    35,000      195,246
#   Zijin Mining Group Co., Ltd. Class H...............   711,000      220,192
#   Zoomlion Heavy Industry Science and Technology
      Co., Ltd.........................................   304,800      186,885
    ZTE Corp. Class H..................................   106,504      233,300
                                                                  ------------
TOTAL CHINA............................................            105,091,920
                                                                  ------------
COLOMBIA -- (0.1%)
    Almacenes Exito SA.................................    28,397      290,953
    Banco de Bogota SA.................................     1,407       35,821
    Bancolombia SA.....................................    25,569      287,756
    Bancolombia SA Sponsored ADR.......................     8,560      396,071
    Celsia SA ESP......................................    23,037       48,623
    Cementos Argos SA..................................    14,282       53,850
    Corp. Financiera Colombiana SA(B000C92)............       800       12,151
*   Corp. Financiera Colombiana SA(BS7K7G3)............        15          226
#   Ecopetrol SA Sponsored ADR.........................    10,314      168,118
    Empresa de Telecomunicaciones de Bogota............    40,000        7,377
    Grupo Aval Acciones y Valores......................    50,031       25,682
    Grupo de Inversiones Suramericana SA...............     9,338      135,477
    Grupo Nutresa SA...................................    12,229      127,803
    Interconexion Electrica SA ESP.....................    31,226       95,982
    Isagen SA ESP......................................    74,180       87,709
                                                                  ------------
TOTAL COLOMBIA.........................................              1,773,599
                                                                  ------------
CZECH REPUBLIC -- (0.0%)
    CEZ A.S............................................    12,224      286,118
    Komercni Banka A.S.................................       609      123,934
    O2 Czech Republic AS...............................    19,986      176,774
    Pegas Nonwovens SA.................................     2,000       54,811
    Philip Morris CR A.S...............................       100       44,561
*   Unipetrol A.S......................................    11,278       62,300
                                                                  ------------
TOTAL CZECH REPUBLIC...................................                748,498
                                                                  ------------
DENMARK -- (1.1%)
    ALK-Abello A.S.....................................     1,380      156,934
*   Alm Brand A.S......................................    35,468      183,623
    Ambu A.S. Class B..................................     7,992      169,766
    AP Moeller - Maersk A.S. Class A...................       205      401,162
    AP Moeller - Maersk A.S. Class B...................       515    1,040,686
*   Auriga Industries A.S. Class B.....................     4,609      218,098

                                     1445

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
DENMARK -- (Continued)
#*  Bang & Olufsen A.S.................................  12,488 $    86,366
*   Bavarian Nordic A.S................................   9,044     278,510
    Carlsberg A.S. Class B.............................   9,471     695,461
    Chr Hansen Holding A.S.............................  24,228   1,006,790
    Coloplast A.S. Class B.............................   4,082     321,766
#   D/S Norden A.S.....................................   6,453     133,460
    Danske Bank A.S....................................  46,078   1,192,608
    Dfds A.S...........................................     108      10,413
    DSV A.S............................................  51,759   1,630,290
    East Asiatic Co., Ltd. A.S.........................   3,064      24,204
#   FLSmidth & Co. A.S.................................   9,507     401,672
*   Genmab A.S.........................................   5,998     401,908
    GN Store Nord A.S..................................  46,624   1,045,214
    H Lundbeck A.S.....................................   8,373     170,052
*   H+H International A.S. Class B.....................   2,233      12,752
    IC Companys A.S....................................   1,760      37,739
    Jeudan A.S.........................................     397      35,288
*   Jyske Bank A.S.....................................  14,129     639,524
    NKT Holding A.S....................................   7,045     361,884
    Nordjyske Bank A.S.................................   2,430      37,227
    Norresundby Bank A.S...............................     518      30,653
    Novo Nordisk A.S. Class B..........................  43,268   1,928,484
    Novo Nordisk A.S. Sponsored ADR....................  20,820     927,739
    Novozymes A.S. Class B.............................  23,159   1,056,154
    Pandora A.S........................................  14,174   1,013,265
*   Parken Sport & Entertainment A.S...................   1,975      17,943
    PER Aarsleff A.S. Class B..........................     698     156,901
    Ringkjoebing Landbobank A.S........................     816     153,442
    Rockwool International A.S. Class B................   1,847     197,226
*   Royal UNIBREW A.S..................................   2,687     458,029
    Schouw & Co........................................   3,987     185,033
    SimCorp A.S........................................   8,097     235,318
    Solar A.S. Class B.................................   1,890      83,482
    Spar Nord Bank A.S.................................   7,313      65,936
*   Sydbank A.S........................................  14,316     403,271
    TDC A.S............................................ 150,100   1,110,859
    Tivoli A.S.........................................       8       3,862
*   TK Development A.S.................................  29,745      40,633
*   Topdanmark A.S.....................................  25,711     860,354
    Tryg A.S...........................................   5,808     680,082
    United International Enterprises...................     628      94,155
*   Vestas Wind Systems A.S............................  38,569   1,498,545
*   Vestjysk Bank A.S..................................   5,218       6,805
*   William Demant Holding A.S.........................   4,704     357,012
                                                                -----------
TOTAL DENMARK..........................................          22,258,580
                                                                -----------
EGYPT -- (0.0%)
    Commercial International Bank Egypt S.A.E. GDR.....  15,982     114,103

                                     1446

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
EGYPT -- (Continued)
*   Global Telecom Holding SAE GDR.....................  18,270 $   52,703
                                                                ----------
TOTAL EGYPT............................................            166,806
                                                                ----------
FINLAND -- (1.2%)
    Afarak Group Oyj...................................  27,736     11,169
    Ahlstrom Oyj.......................................   7,221     65,239
    Alma Media Oyj.....................................   3,037     10,392
    Amer Sports Oyj....................................  44,342    845,698
    Aspo Oyj...........................................   6,086     47,402
    Atria Oyj..........................................   2,101     18,363
    BasWare Oyj........................................   1,070     45,855
*   Biotie Therapies Oyj...............................  19,018      4,014
    Cargotec Oyj.......................................  10,718    343,325
    Caverion Corp......................................  19,094    178,466
    Citycon Oyj........................................  60,336    204,570
    Cramo Oyj..........................................   7,537    116,229
    Elektrobit Oyj.....................................   9,556     44,222
    Elisa Oyj..........................................  32,593    866,970
    F-Secure Oyj.......................................  21,049     54,419
*   Finnair Oyj........................................  18,798     69,956
*   Finnlines Oyj......................................   2,556     46,205
    Fiskars Oyj Abp....................................   6,705    140,787
    Fortum Oyj.........................................  98,591  2,103,020
    HKScan Oyj Class A.................................   5,623     24,489
    Huhtamaki Oyj......................................  30,779    843,814
    Kemira Oyj.........................................  27,532    314,990
    Kesko Oyj Class A..................................   4,605    160,840
    Kesko Oyj Class B..................................  21,890    799,913
    Kone Oyj Class B...................................  22,183  1,000,502
    Konecranes Oyj.....................................   9,577    291,767
    Lassila & Tikanoja Oyj.............................   9,467    189,619
*   Lemminkainen Oyj...................................     971     12,084
    Metsa Board Oyj....................................  52,655    314,629
    Metso Oyj..........................................  21,535    655,208
    Metso Oyj Sponsored ADR............................     200      6,126
    Munksjo Oyj........................................   3,996     42,350
    Neste Oil Oyj......................................  50,918  1,415,949
    Nokia Oyj.......................................... 380,443  2,925,813
    Nokia Oyj Sponsored ADR............................   1,020      7,752
    Nokian Renkaat Oyj.................................  19,181    472,717
    Okmetic Oyj........................................   4,178     25,006
    Olvi Oyj Class A...................................   2,427     65,946
*   Oriola-KD Oyj Class B..............................  28,965    118,068
    Orion Oyj Class A..................................   4,179    137,520
    Orion Oyj Class B..................................  16,718    551,187
#*  Outokumpu Oyj......................................  65,148    352,478
#   Outotec Oyj........................................  68,913    399,052
    PKC Group Oyj......................................   5,321    115,647
    Ponsse Oy..........................................   1,987     27,862
*   Poyry Oyj..........................................   5,709     18,775
    Raisio Oyj Class V.................................  32,023    153,857
    Ramirent Oyj.......................................  14,752    121,802
    Revenio Group Oyj..................................     670     12,367

                                     1447

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
FINLAND -- (Continued)
    Saga Furs Oyj......................................     230 $     6,007
    Sampo Oyj Class A..................................  26,108   1,264,460
    Sanoma Oyj.........................................  20,459     128,833
    SRV Group Oyj......................................   2,131       7,776
    Stockmann Oyj Abp(5462371).........................     937       7,074
    Stockmann Oyj Abp(5462393).........................   6,600      45,794
    Stora Enso Oyj Class R............................. 185,776   1,802,478
    Stora Enso Oyj Sponsored ADR.......................   1,800      17,478
*   Talvivaara Mining Co. P.L.C........................ 136,822       4,685
    Technopolis Oyj....................................  32,902     149,137
    Tieto Oyj..........................................  21,406     526,037
    Tikkurila Oyj......................................   7,917     142,852
    UPM-Kymmene Oyj.................................... 136,856   2,405,569
    UPM-Kymmene Oyj Sponsored ADR......................   1,300      22,828
    Uponor Oyj.........................................  10,661     162,461
    Vaisala Oyj Class A................................   1,077      27,534
    Valmet OYJ.........................................  14,091     181,442
    Wartsila Oyj Abp...................................  17,603     816,032
#   YIT Oyj............................................  19,094     111,211
                                                                -----------
TOTAL FINLAND..........................................          24,624,118
                                                                -----------
FRANCE -- (5.6%)
    Accor SA...........................................  23,212   1,154,031
    Actia Group........................................   1,316       8,162
    Aeroports de Paris.................................   1,857     222,812
*   Air France-KLM.....................................  36,000     316,993
    Air Liquide SA.....................................   8,291   1,045,233
    Akka Technologies SA...............................   1,292      46,825
    Albioma SA.........................................   7,204     133,869
*   Alcatel-Lucent..................................... 273,934     948,114
*   Alstom SA..........................................  19,684     641,376
    Alten SA...........................................   6,566     275,012
    Altran Technologies SA.............................  36,991     327,389
    April SA...........................................   3,147      39,104
*   Archos.............................................   2,165       5,829
    Arkema SA..........................................  13,250     945,183
#*  Artprice.com.......................................     549       9,165
    Assystem...........................................   3,266      63,847
    AtoS...............................................  16,430   1,208,093
    Aubay..............................................     778       9,673
    Audika Groupe......................................   1,267      18,412
    AXA SA.............................................  66,162   1,547,658
    AXA SA Sponsored ADR...............................  62,400   1,468,272
    Axway Software SA..................................   1,277      24,149
*   Beneteau SA........................................   6,084      88,635
    Bigben Interactive.................................   1,060       4,537
    BioMerieux.........................................   2,709     295,945
    BNP Paribas SA.....................................  66,145   3,472,967
    Boiron SA..........................................   1,642     167,942
*   Bollore SA(BQR9N80)................................     300       1,254
    Bollore SA(4572709)................................ 184,219     792,856
    Bonduelle S.C.A....................................   4,965     111,901
    Bongrain SA........................................   1,129      68,745

                                     1448

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
FRANCE -- (Continued)
    Bouygues SA........................................  42,186 $1,503,300
    Bureau Veritas SA..................................  15,901    336,717
    Burelle SA.........................................      45     33,485
    Cap Gemini SA......................................  18,385  1,334,385
    Carrefour SA.......................................  62,283  1,951,690
    Casino Guichard Perrachon SA.......................  15,049  1,365,281
*   Cegedim SA.........................................     878     31,832
    Cegid Group........................................   2,254     81,149
*   CGG SA.............................................   7,670     42,491
*   CGG SA Sponsored ADR...............................  23,995    134,612
*   Chargeurs SA.......................................   5,828     33,712
    Christian Dior SA..................................   2,587    444,936
    Cie de Saint-Gobain................................  60,928  2,595,574
    Cie Generale des Etablissements Michelin...........  34,832  3,392,008
*   Club Mediterranee SA...............................   5,752    160,296
    CNP Assurances.....................................  25,995    456,355
    Credit Agricole SA.................................  74,844    887,625
    Danone SA..........................................  14,067    944,048
    Danone SA Sponsored ADR............................     600      8,076
    Dassault Systemes ADR..............................   1,228     76,050
    Dassault Systemes SA...............................   3,682    227,530
    Derichebourg SA....................................  31,806    123,648
    Devoteam SA........................................   2,730     52,495
    Edenred............................................  25,197    724,178
    Eiffage SA.........................................   8,907    433,661
    Electricite de France SA...........................  32,622    884,348
*   Eramet.............................................   1,419    113,643
    Essilor International SA...........................  12,210  1,359,845
*   Esso SA Francaise..................................     381     15,761
*   Etablissements Maurel et Prom......................  38,170    308,315
    Euler Hermes Group.................................   3,547    347,351
*   Euro Disney SCA....................................   2,831      3,943
    Eurofins Scientific SE.............................   1,520    390,496
    European Aeronautic Defence and Space Co. NV.......  24,049  1,281,333
    Eutelsat Communications SA.........................  20,045    688,615
    Exel Industries Class A............................     289     15,019
    Faiveley Transport SA..............................   1,094     66,364
    Faurecia...........................................  25,241  1,013,839
    Fimalac............................................   1,023     80,631
    Fleury Michon SA...................................     371     21,094
*   GameLoft SE........................................   6,023     20,062
    GDF Suez........................................... 218,491  4,845,776
    GL Events..........................................   2,371     44,162
    Groupe Crit........................................   1,156     50,722
    Groupe Eurotunnel SE............................... 107,558  1,444,149
    Groupe Flo.........................................   1,396      3,481
*   Groupe Fnac........................................     900     45,141
    Groupe Gorge.......................................     566     13,263
    Guerbet............................................   1,590     59,088
    Haulotte Group SA..................................   4,396     65,235
    Hermes International...............................     651    220,930
*   Hi-Media SA........................................  22,466     58,389
    Iliad SA...........................................   1,366    317,276

                                     1449

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
FRANCE -- (Continued)
    Imerys SA..........................................   7,453 $  538,145
#   Ingenico...........................................   6,092    636,874
    Interparfums SA....................................   1,960     57,848
    Ipsen SA...........................................   3,514    178,843
    IPSOS..............................................   7,996    208,346
    Jacquet Metal Service..............................   5,045     87,996
    JCDecaux SA........................................   8,578    308,642
    Kering.............................................   4,925    993,684
    Korian-Medica......................................   8,980    339,606
    L'Oreal SA.........................................   3,377    603,822
    Lafarge SA.........................................  25,334  1,735,776
    Lafarge SA Sponsored ADR...........................   1,300     22,178
    Lagardere SCA......................................  30,007    820,722
    Laurent-Perrier....................................     664     52,488
*   Le Noble Age.......................................     246      5,540
    Lectra.............................................   1,700     19,123
    Legrand SA.........................................  13,732    736,106
    LISI...............................................   4,325    107,412
    LVMH Moet Hennessy Louis Vuitton SA................  10,748  1,728,540
    Maisons France Confort SA..........................     535     18,521
*   Manitou BF SA......................................   2,706     39,726
    Manutan International..............................     734     33,165
    Mersen.............................................   3,857     91,114
*   METabolic EXplorer SA..............................   4,118     26,484
    Metropole Television SA............................  10,628    194,318
    MGI Coutier........................................   4,240     64,424
    Montupet...........................................   2,642    209,664
    Natixis SA......................................... 123,000    782,277
#   Naturex............................................   1,515     79,273
    Neopost SA.........................................  14,136    733,443
*   Nexans SA..........................................  10,399    327,524
    Nexity SA..........................................   4,733    186,365
    NextRadioTV........................................     290      8,377
    Norbert Dentressangle SA...........................   1,087    160,374
*   NRJ Group..........................................   4,409     33,034
    Orange SA(5176177)................................. 252,114  4,435,460
    Orange SA(684060106)...............................  26,020    457,432
    Orpea..............................................   6,169    401,026
*   Parrot SA..........................................   1,599     34,297
    Pernod-Ricard SA...................................   5,485    657,694
*   Peugeot SA.........................................  84,084  1,212,021
*   Pierre & Vacances SA...............................   1,648     47,023
    Plastic Omnium SA..................................  22,695    651,564
    Publicis Groupe SA.................................   8,193    612,159
    Publicis Groupe SA ADR.............................   1,600     30,160
    Rallye SA..........................................   8,358    313,395
*   Recylex SA.........................................   5,815     12,511
    Renault SA.........................................  24,806  1,895,832
    Rexel SA...........................................  51,583    963,762
    Rubis SCA..........................................   7,708    447,024
    Safran SA..........................................  13,595    905,425
    Saft Groupe SA.....................................   8,063    257,188
    Sanofi.............................................  34,882  3,214,023

                                     1450

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
FRANCE -- (Continued)
    Sanofi ADR.........................................  39,660 $1,827,929
    Sartorius Stedim Biotech...........................     779    151,638
    Schneider Electric SE(4834108).....................  30,730  2,310,028
    Schneider Electric SE(B11BPS1).....................   1,444    108,509
    SCOR SE............................................  40,715  1,267,455
    SEB SA.............................................   5,582    381,990
    Seche Environnement SA.............................     824     19,437
*   Sequana SA.........................................   7,137     20,595
    SES SA.............................................  19,167    698,221
    Societe BIC SA.....................................   3,399    483,286
    Societe d'Edition de Canal +.......................  14,642     98,629
    Societe Generale SA................................  48,274  1,938,506
    Societe Internationale de Plantations d'Heveas SA..     245      8,982
    Societe Television Francaise 1.....................  27,609    434,617
    Sodexo SA..........................................   4,695    465,812
#*  SOITEC.............................................  64,268     63,773
*   Solocal Group...................................... 131,842    110,665
    Somfy SA...........................................     158     40,108
    Sopra Steria Group.................................   3,733    290,648
    Stallergenes SA....................................     398     23,686
*   Ste Industrielle d'Aviation Latecoere SA...........   1,049     13,371
    Stef SA............................................   1,461     84,208
#   STMicroelectronics NV(2430025).....................  37,473    311,026
    STMicroelectronics NV(5962332)..................... 115,993    963,132
    Suez Environnement Co..............................  35,668    655,661
    Sword Group........................................   1,588     34,977
    Synergie SA........................................   5,958    130,003
*   Technicolor SA.....................................  47,505    283,781
    Technip SA.........................................   8,789    513,249
    Teleperformance....................................  15,209  1,089,662
    Tessi SA...........................................      80      8,103
    Thales SA..........................................  10,191    536,680
*   Theolia SA.........................................  18,523     11,512
    Total Gabon........................................      81     27,826
    Total SA........................................... 171,917  8,824,596
    Total SA Sponsored ADR.............................  85,482  4,403,178
    Touax SA...........................................      25        420
    Trigano SA.........................................   2,400     71,633
*   UBISOFT Entertainment..............................  39,703    796,972
    Valeo SA...........................................  12,678  1,787,619
    Vallourec SA.......................................  25,397    551,038
#*  Valneva SE.........................................   4,191     19,084
    Veolia Environnement SA............................  39,060    715,545
    Veolia Environnement SA ADR........................  14,066    256,704
    Vetoquinol SA......................................     532     21,024
    Vicat..............................................   1,698    119,252
    VIEL & Cie SA......................................  12,834     29,017
    Vilmorin & Cie SA..................................   1,466    128,985
    Vinci SA...........................................  24,668  1,295,913
    Virbac SA..........................................     896    198,886
    Vivendi SA......................................... 104,208  2,464,250
    Vranken-Pommery Monopole SA........................     106      2,872

                                     1451

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- ------------
FRANCE -- (Continued)
    Zodiac Aerospace...................................  31,035 $  1,029,285
                                                                ------------
TOTAL FRANCE...........................................          113,459,136
                                                                ------------
GERMANY -- (4.8%)
    Aareal Bank AG.....................................  10,686      404,638
    Adidas AG..........................................   9,188      632,201
    Adler Modemaerkte AG...............................   2,793       40,404
*   ADVA Optical Networking SE.........................  17,734       58,620
#*  Air Berlin P.L.C...................................   7,620        9,382
#*  Aixtron SE.........................................  16,599      131,272
    Allgeier SE........................................   1,637       28,190
    Allianz SE.........................................  20,893    3,445,074
    Allianz SE ADR.....................................  41,455      684,007
    Amadeus Fire AG....................................     675       50,215
    Aurubis AG.........................................   8,911      483,095
    Axel Springer SE...................................   9,141      562,085
    BASF SE............................................  42,091    3,764,519
    BASF SE Sponsored ADR..............................   1,000       89,560
*   Bauer AG...........................................   2,897       53,005
    Bayer AG...........................................  22,361    3,220,684
    Bayer AG Sponsored ADR.............................     200       28,696
    Bayerische Motoren Werke AG........................  39,698    4,616,504
    BayWa AG...........................................   4,099      161,234
    Bechtle AG.........................................   3,005      253,943
    Beiersdorf AG......................................   4,330      380,049
    Bertrandt AG.......................................     886      116,453
    Bijou Brigitte AG..................................     921       55,488
    Bilfinger SE.......................................   9,560      499,445
    Biotest AG.........................................     673       74,790
    Borussia Dortmund GmbH & Co. KGaA..................  28,117      126,656
    Brenntag AG........................................  27,624    1,503,717
    CANCOM SE..........................................   3,759      160,781
    Carl Zeiss Meditec AG..............................   4,660      122,919
    Celesio AG.........................................  20,896      619,008
    CENIT AG...........................................     767       10,384
    CENTROTEC Sustainable AG...........................   4,859       72,482
    Cewe Stiftung & Co. KGAA...........................   2,229      130,660
    Comdirect Bank AG..................................  12,756      126,751
*   Commerzbank AG..................................... 138,710    1,663,034
    CompuGroup Medical AG..............................   4,683      121,130
*   Constantin Medien AG...............................     444          646
    Continental AG.....................................   6,411    1,446,621
    CropEnergies AG....................................   5,648       17,252
    CTS Eventim AG & Co. KGaA..........................   7,306      208,970
    Daimler AG.........................................  86,917    7,871,619
    Delticom AG........................................     860       16,557
#   Deutsche Bank AG...................................  68,843    1,995,070
    Deutsche Boerse AG.................................   9,069      695,419
    Deutsche Lufthansa AG..............................  73,029    1,235,209
    Deutsche Post AG...................................  38,018    1,230,380
    Deutsche Telekom AG................................ 235,891    4,066,310
    Deutsche Telekom AG Sponsored ADR.................. 104,159    1,791,535
    Deutsche Wohnen AG.................................  36,147      938,960

                                     1452

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
GERMANY -- (Continued)
    Deutz AG...........................................  33,328 $  153,638
*   Dialog Semiconductor P.L.C.........................  10,130    387,420
    DMG Mori Seiki AG..................................  13,507    442,429
    Dr Hoenle AG.......................................     518     10,514
    Draegerwerk AG & Co. KGaA..........................     666     53,316
    Drillisch AG.......................................   9,662    374,324
    Duerr AG...........................................   5,414    492,735
    E.ON SE............................................ 129,743  2,008,413
    E.ON SE Sponsored ADR..............................   3,600     55,296
    Eckert & Ziegler AG................................     831     19,722
    Elmos Semiconductor AG.............................   4,775     94,458
    ElringKlinger AG...................................   9,580    333,798
*   Euromicron AG......................................   1,356     17,340
#*  Evotec AG..........................................  17,286     71,321
    Fielmann AG........................................   2,654    180,399
*   First Sensor AG....................................     945     10,168
    Francotyp-Postalia Holding AG Class A..............   3,372     15,991
    Fraport AG Frankfurt Airport Services Worldwide....  10,309    629,907
    Freenet AG.........................................  32,223    959,453
    Fresenius Medical Care AG & Co. KGaA...............  21,771  1,613,519
    Fresenius Medical Care AG & Co. KGaA ADR...........   4,200    155,778
    Fresenius SE & Co. KGaA............................  65,014  3,721,188
    Fuchs Petrolub SE..................................   3,474    131,195
*   GAGFAH SA..........................................  11,791    262,746
    GEA Group AG.......................................  24,850  1,123,228
    Gerresheimer AG....................................  11,440    623,699
    Gerry Weber International AG.......................   3,886    149,721
    Gesco AG...........................................     578     45,322
    GFK SE.............................................   3,236    128,844
    GFT Technologies AG................................   4,170     64,042
    Grammer AG.........................................   6,110    242,988
    Grenkeleasing AG...................................   1,850    198,050
*   H&R AG.............................................   1,360     10,329
    Hamburger Hafen und Logistik AG....................   7,636    156,882
    Hannover Rueck SE..................................   7,964    713,792
    Hawesko Holding AG.................................     204      9,201
    HeidelbergCement AG................................  18,043  1,326,867
#*  Heidelberger Druckmaschinen AG.....................  86,880    203,954
    Henkel AG & Co. KGaA...............................   4,339    443,976
    Highlight Communications AG........................   2,399      9,203
    Hochtief AG........................................   9,333    649,068
    Homag Group AG.....................................   1,874     73,140
    Hugo Boss AG.......................................   4,252    548,975
    Indus Holding AG...................................   5,695    248,408
    Infineon Technologies AG...........................  60,551    678,585
    Infineon Technologies AG ADR.......................  51,213    578,195
    Init Innovation In Traffic Systems AG..............   1,003     25,233
    Isra Vision AG.....................................   1,285     79,022
    Jenoptik AG........................................  12,205    163,306
*   Joyou AG...........................................     604      8,360
    K+S AG.............................................  32,156  1,015,268
*   Kloeckner & Co. SE.................................  32,042    330,142
*   Koenig & Bauer AG..................................   1,185     15,660

                                     1453

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
GERMANY -- (Continued)
*   Kontron AG.........................................  18,410 $  108,840
    Krones AG..........................................   4,409    417,414
    KSB AG.............................................      38     19,365
    KUKA AG............................................   6,263    423,398
    KWS Saat AG........................................     238     72,730
    Lanxess AG.........................................  26,536  1,271,952
    Leifheit AG........................................     163      8,924
    Leoni AG...........................................  11,807    736,591
    Linde AG...........................................  15,298  2,930,643
#   LPKF Laser & Electronics AG........................   6,371     70,273
    MAN SE.............................................   4,361    464,943
#*  Manz AG............................................     880     63,030
    Merck KGaA.........................................   4,695    469,108
*   Metro AG...........................................  22,125    680,819
    MLP AG.............................................  11,364     45,067
    MTU Aero Engines AG................................  13,069  1,195,640
    Muenchener Rueckversicherungs-Gesellschaft AG......  11,831  2,371,898
    MVV Energie AG.....................................   1,519     42,018
    Nemetschek AG......................................     902     94,151
    Nexus AG...........................................     982     14,220
*   Nordex SE..........................................  13,855    267,405
    Norma Group SE.....................................   5,589    277,149
    OHB AG.............................................   1,700     40,677
*   Osram Licht AG.....................................  19,735    907,187
*   Patrizia Immobilien AG.............................  14,182    248,681
    Pfeiffer Vacuum Technology AG......................     941     84,503
    PNE Wind AG........................................  19,757     49,215
    Puma SE............................................     820    156,070
*   PVA TePla AG.......................................   1,103      1,858
*   QIAGEN NV..........................................  41,170    941,935
#   QSC AG.............................................  23,436     46,525
    R Stahl AG.........................................     845     40,621
    Rational AG........................................     425    139,874
    Rheinmetall AG.....................................  11,388    492,799
    Rhoen Klinikum AG..................................  12,950    343,090
    RWE AG............................................. 106,628  2,957,798
    SAF-Holland SA.....................................  19,185    283,314
    Salzgitter AG......................................  13,209    360,088
    SAP SE.............................................  11,432    746,141
    SAP SE Sponsored ADR...............................   9,200    601,312
    Schaltbau Holding AG...............................     754     38,746
*   SGL Carbon SE......................................   7,540    119,714
    SHW AG.............................................     718     35,431
    Siemens AG.........................................  16,331  1,725,156
    Sixt SE............................................   4,792    185,681
*   SKW Stahl-Metallurgie Holding AG...................   2,207     11,316
#*  SMA Solar Technology AG............................   2,799     34,027
    SMT Scharf AG......................................   1,160     18,634
    Software AG........................................  14,399    381,098
    Stada Arzneimittel AG..............................  16,248    503,788
    STRATEC Biomedical AG..............................     978     52,694
    Stroeer Media SE...................................   4,716    137,267
#   Suedzucker AG......................................  17,539    220,539

                                     1454

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
GERMANY -- (Continued)
    Surteco SE.........................................     316 $     8,744
*   Suss Microtec AG...................................   5,324      27,977
    Symrise AG.........................................   8,944     585,411
    TAG Immobilien AG..................................  31,339     407,071
    Takkt AG...........................................   7,464     127,089
*   Talanx AG..........................................     306       9,320
    Telefonica Deutschland Holding AG.................. 126,292     700,640
*   ThyssenKrupp AG....................................  47,834   1,242,663
*   Tom Tailor Holding AG..............................   3,636      44,643
    Tomorrow Focus AG..................................   3,932      16,626
    United Internet AG.................................  14,895     645,254
    Volkswagen AG......................................   3,216     714,036
    Vossloh AG.........................................   1,614     103,342
    VTG AG.............................................   2,923      70,166
    Wacker Chemie AG...................................   4,970     532,158
    Wacker Neuson SE...................................   8,715     176,518
    Washtec AG.........................................   1,256      21,295
    Wincor Nixdorf AG..................................   5,803     265,935
    Wirecard AG........................................   2,459     109,915
    XING AG............................................     444      54,211
    Zeal Network SE....................................   1,644      69,235
                                                                -----------
TOTAL GERMANY..........................................          97,957,757
                                                                -----------
GREECE -- (0.1%)
    Aegean Airlines SA.................................   4,941      38,242
*   Alpha Bank AE...................................... 118,200      43,185
    Athens Water Supply & Sewage Co. SA (The)..........   6,973      45,631
*   Bank of Cyprus Pcl.................................       1          --
    Bank of Greece.....................................   2,794      30,528
*   Ellaktor SA........................................  21,206      40,617
    FF Group...........................................   3,954     118,147
*   Fourlis Holdings SA................................   8,683      27,278
*   Frigoglass SA......................................   9,752      18,014
*   GEK Terna Holding Real Estate Construction SA......  10,261      20,302
    Hellenic Exchanges - Athens Stock Exchange SA
      Holding..........................................  22,290     119,544
    Hellenic Petroleum SA..............................  23,349      99,261
*   Hellenic Telecommunications Organization SA........  24,316     200,517
*   Intralot SA-Integrated Lottery Systems & Services..  32,611      48,208
    JUMBO SA...........................................  22,397     212,808
*   Marfin Investment Group Holdings SA................ 175,597      31,253
    Metka SA...........................................   9,244      93,814
    Motor Oil Hellas Corinth Refineries SA.............  13,959      94,628
*   Mytilineos Holdings SA.............................  18,198     103,266
*   National Bank of Greece SA.........................  36,712      37,543
    OPAP SA............................................  17,826     150,650
*   Piraeus Bank SA....................................  57,460      33,432
    Piraeus Port Authority SA..........................   2,736      30,519
*   Public Power Corp. SA..............................  13,423      72,979
    Terna Energy SA....................................   9,557      23,016

                                     1455

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
GREECE -- (Continued)
    Titan Cement Co. SA................................    10,553 $  235,617
                                                                  ----------
TOTAL GREECE...........................................            1,968,999
                                                                  ----------
HONG KONG -- (2.3%)
    AIA Group, Ltd.....................................   502,800  2,915,498
    Allied Group, Ltd..................................     4,000     16,994
    Allied Properties HK, Ltd..........................   482,068     95,726
*   Apac Resources, Ltd................................    71,168      1,033
    APT Satellite Holdings, Ltd........................   107,500    146,210
    Asia Satellite Telecommunications Holdings, Ltd....    39,000    135,563
#   Asia Standard International Group, Ltd.............    80,000     18,783
    ASM Pacific Technology, Ltd........................    29,100    262,878
    Associated International Hotels, Ltd...............    38,000    114,439
    Aupu Group Holding Co., Ltd........................    80,000     15,739
    Bank of East Asia, Ltd.............................   210,393    874,207
    BOC Hong Kong Holdings, Ltd........................   334,500  1,172,485
#   Bonjour Holdings, Ltd..............................   253,000     22,848
#*  Brightoil Petroleum Holdings, Ltd..................   609,000    147,927
*   Brockman Mining, Ltd...............................   896,780     33,422
*   Burwill Holdings, Ltd.............................. 1,022,000     44,025
    Cafe de Coral Holdings, Ltd........................    58,000    213,502
    Cathay Pacific Airways, Ltd........................   268,000    623,203
    Chen Hsong Holdings................................    66,000     17,613
    Cheuk Nang Holdings, Ltd...........................    20,966     19,034
    Cheung Kong Holdings, Ltd..........................   105,000  2,003,691
    Cheung Kong Infrastructure Holdings, Ltd...........    49,000    402,156
    Chevalier International Holdings, Ltd..............    32,000     54,921
*   China Daye Non-Ferrous Metals Mining, Ltd..........   760,163     13,744
#*  China Dynamics Holdings, Ltd....................... 1,050,000     78,236
#   China Electronics Corp. Holdings Co., Ltd..........   320,000     73,728
*   China Energy Development Holdings, Ltd............. 2,604,000     49,494
    China Metal International Holdings, Inc............   190,000     61,343
*   China Star Entertainment, Ltd...................... 1,350,000     21,478
    Chinese Estates Holdings, Ltd......................     6,500     20,903
    Chow Sang Sang Holdings International, Ltd.........   115,000    304,783
#   Chow Tai Fook Jewellery Group, Ltd.................   114,000    150,845
    Chu Kong Shipping Enterprise Group Co., Ltd........    58,000     15,379
    Chuang's Consortium International, Ltd.............   240,000     29,751
    CITIC Telecom International Holdings, Ltd..........   497,000    153,600
    CK Life Sciences International Holdings, Inc.......   908,000     92,399
    CLP Holdings, Ltd..................................    34,500    308,446
*   CP Lotus Corp......................................    80,000      1,743
    Cross-Harbour Holdings, Ltd. (The).................    40,000     43,834
    CSI Properties, Ltd................................   579,674     22,342
    Cw Group Holdings, Ltd.............................    80,000     21,711
    Dah Sing Banking Group, Ltd........................   111,596    186,179
    Dah Sing Financial Holdings, Ltd...................    54,700    314,948
*   Dan Form Holdings Co., Ltd.........................    99,000     15,818
    Dickson Concepts International, Ltd................     1,000        470
    Dorsett Hospitality International, Ltd.............   146,000     24,103
    Emperor Capital Group, Ltd.........................   126,000     12,416
    Emperor Entertainment Hotel, Ltd...................   215,000     50,703
    Emperor International Holdings, Ltd................   325,333     73,725

                                     1456

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
HONG KONG -- (Continued)
    Emperor Watch & Jewellery, Ltd.....................   790,000 $   34,018
*   EPI Holdings, Ltd.................................. 2,080,000     34,088
    Esprit Holdings, Ltd...............................   531,582    600,996
*   eSun Holdings, Ltd.................................   110,000     10,079
    Fairwood Holdings, Ltd.............................    21,000     52,485
#   Far East Consortium International, Ltd.............   258,682    101,086
*   FIH Mobile, Ltd....................................   685,000    304,721
    First Pacific Co., Ltd.............................   686,400    696,521
    Fountain SET Holdings, Ltd.........................   132,000     13,742
*   Fullshare Holdings, Ltd............................ 1,492,500    102,271
#   Future Bright Holdings, Ltd........................   150,000     38,937
*   G-Resources Group, Ltd............................. 6,640,800    188,421
    Galaxy Entertainment Group, Ltd....................    68,000    354,742
*   GCL New Energy Holdings, Ltd.......................   480,000     56,123
    Get Nice Holdings, Ltd............................. 1,122,000     51,160
#   Giordano International, Ltd........................   474,000    224,284
*   Global Brands Group Holding, Ltd...................   334,000     62,928
    Glorious Sun Enterprises, Ltd......................   170,000     37,037
    Gold Peak Industries Holding, Ltd..................   262,000     29,050
#   Haitong International Securities Group, Ltd........   167,000    105,199
    Hang Lung Group, Ltd...............................    71,000    338,579
    Hang Lung Properties, Ltd..........................   179,000    524,013
    Hang Seng Bank, Ltd................................    52,500    918,161
#   Harbour Centre Development, Ltd....................    21,000     38,364
    Henderson Land Development Co., Ltd................   155,397  1,112,796
    HKR International, Ltd.............................   296,000    152,047
    Hon Kwok Land Investment Co., Ltd..................    20,000      6,616
    Hong Kong & China Gas Co., Ltd.....................   221,374    507,508
    Hong Kong Aircraft Engineering Co., Ltd............     5,200     57,461
    Hong Kong Exchanges and Clearing, Ltd..............    43,219    994,692
*   Hong Kong Television Network, Ltd. ADR.............     3,847     32,969
    Hongkong & Shanghai Hotels (The)...................    77,307    110,598
    Hongkong Chinese, Ltd..............................   184,495     32,344
    Hopewell Holdings, Ltd.............................   123,500    462,830
    Hung Hing Printing Group, Ltd......................    92,000     12,455
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd..............................................   535,000    244,743
    Hutchison Whampoa, Ltd.............................   140,000  1,852,783
    Hysan Development Co., Ltd.........................    85,000    411,914
*   I-CABLE Communications, Ltd........................   374,000     33,667
#*  Imagi International Holdings, Ltd.................. 2,464,000     53,669
*   International Standard Resources Holdings, Ltd.....   550,000     26,273
*   IRC, Ltd...........................................   166,000     10,111
    IT, Ltd............................................   128,000     32,804
    Johnson Electric Holdings, Ltd.....................   129,125    469,749
    K Wah International Holdings, Ltd..................   348,926    188,259
    Kerry Logistics Network, Ltd.......................    53,250     81,219
    Kerry Properties, Ltd..............................   181,000    643,065
*   King Stone Energy Group, Ltd.......................   324,000      8,012
    Kingmaker Footwear Holdings, Ltd...................   186,000     31,146
    Kingston Financial Group, Ltd...................... 1,169,000    134,149
    Kowloon Development Co., Ltd.......................   124,000    144,675
    L'Occitane International SA........................    97,750    246,677
    Lai Sun Development Co., Ltd....................... 3,134,000     70,121

                                     1457

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                        --------- --------
HONG KONG -- (Continued)
    Lee's Pharmaceutical Holdings, Ltd.................    20,000 $ 30,084
    Lerado Group Holding Co., Ltd......................    84,000    5,743
    Li & Fung, Ltd.....................................   334,000  329,676
    Lifestyle International Holdings, Ltd..............   183,500  361,109
    Lippo China Resources, Ltd.........................   794,000   27,056
#   Liu Chong Hing Investment, Ltd.....................    60,000   73,997
    Luk Fook Holdings International, Ltd...............   134,000  499,854
    Lung Kee Bermuda Holdings..........................    40,000   11,180
    Magnificent Estates................................   500,000   21,883
    Man Wah Holdings, Ltd..............................   255,200  217,584
*   Mei Ah Entertainment Group, Ltd....................   440,000   30,567
#   Melco Crown Entertainment, Ltd.....................     3,900   31,282
    Melco Crown Entertainment, Ltd. ADR................    11,953  286,872
#   Melco International Development, Ltd...............   144,000  287,083
    MGM China Holdings, Ltd............................    55,600  135,246
#*  Midland Holdings, Ltd..............................   166,666   84,049
*   Ming Fung Jewellery Group, Ltd..................... 1,155,000   11,116
    Miramar Hotel & Investment.........................     9,000   11,404
*   Mongolian Mining Corp..............................   275,000   10,874
    MTR Corp., Ltd.....................................    94,930  420,543
    NagaCorp, Ltd......................................   490,000  384,268
    National Electronic Hldgs..........................    28,000    3,636
    Natural Beauty Bio-Technology, Ltd.................   100,000    9,687
*   Neo-Neon Holdings, Ltd.............................   136,500   21,233
*   Neptune Group, Ltd................................. 1,010,000   15,587
    New World Development Co., Ltd.....................   819,710  979,408
#   Newocean Energy Holdings, Ltd......................   358,000  131,677
    Next Media, Ltd....................................   124,000   10,986
    NWS Holdings, Ltd..................................   197,108  364,805
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd..............................................   675,000   41,782
    Orient Overseas International, Ltd.................    66,000  430,120
    Oriental Watch Holdings............................    96,400   17,128
    Pacific Andes International Holdings, Ltd.......... 1,128,607   38,633
    Pacific Basin Shipping, Ltd........................   517,000  190,649
    Pacific Textile Holdings, Ltd......................   198,000  273,179
    Paliburg Holdings, Ltd.............................    52,000   17,362
#   Paradise Entertainment, Ltd........................   132,000   45,022
    PCCW, Ltd..........................................   914,511  604,303
*   Pearl Oriental Oil, Ltd............................   389,000    8,492
    Perfect Shape PRC Holdings, Ltd....................    88,000   24,086
#   Pico Far East Holdings, Ltd........................   314,000   70,462
    Playmates Holdings, Ltd............................    24,000   23,315
    Playmates Toys, Ltd................................   332,000   70,259
*   PME Group, Ltd.....................................   430,000   10,341
    Polytec Asset Holdings, Ltd........................   255,000   34,445
    Power Assets Holdings, Ltd.........................    53,000  552,974
#   Prada SpA..........................................    31,100  182,396
    Public Financial Holdings, Ltd.....................    72,000   34,362
    PYI Corp., Ltd.....................................   766,000   15,975
    Regal Hotels International Holdings, Ltd...........   164,000  101,892
*   Richfield Group Holdings, Ltd......................   280,000   10,635
*   Rising Development Holdings, Ltd...................    94,000   14,543
#   SA SA International Holdings, Ltd..................   244,000  157,307

                                     1458

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
HONG KONG -- (Continued)
    Samsonite International SA......................... 238,200 $  722,908
    Sands China, Ltd...................................  66,000    320,466
    SAS Dragon Hldg, Ltd............................... 216,000     46,373
    SEA Holdings, Ltd..................................  90,000     60,392
    Shangri-La Asia, Ltd............................... 325,166    421,269
    Shenyin Wanguo HK, Ltd............................. 112,500     87,519
*   Shougang Concord Technology Holdings............... 272,000      9,085
    Shun Tak Holdings, Ltd............................. 581,499    265,741
*   Silver base Group Holdings, Ltd.................... 162,546     20,515
    Simsen International Corp., Ltd....................  89,000     19,632
    Singamas Container Holdings, Ltd................... 404,000     65,050
    Sino Land Co., Ltd................................. 415,820    697,515
    Sitoy Group Holdings, Ltd.......................... 105,000     69,030
    SJM Holdings, Ltd.................................. 199,301    291,068
    SmarTone Telecommunications Holdings, Ltd.......... 152,586    267,527
*   SOCAM Development, Ltd.............................  44,444     40,387
*   South China China, Ltd............................. 464,000     47,104
    Stella International Holdings, Ltd.................  65,500    171,198
    Stelux Holdings International, Ltd.................  43,000     10,544
    Sun Hung Kai & Co., Ltd............................ 218,529    195,937
    Sun Hung Kai Properties, Ltd....................... 130,588  2,121,611
    Swire Pacific, Ltd. Class A........................  39,500    528,967
    Swire Pacific, Ltd. Class B........................  27,500     67,181
    Swire Properties, Ltd..............................  39,800    128,543
*   Symphony Holdings, Ltd............................. 700,000     56,072
    TAI Cheung Holdings, Ltd...........................  21,000     17,444
    Tai Sang Land Development, Ltd.....................  20,710     10,431
    Tan Chong International, Ltd.......................  24,000      7,975
    Tao Heung Holdings, Ltd............................   2,000        891
*   Taung Gold International, Ltd...................... 500,000     10,854
    Techtronic Industries Co., Ltd..................... 312,500  1,020,552
    Television Broadcasts, Ltd.........................  83,700    520,090
    Texwinca Holdings, Ltd............................. 224,000    184,530
*   Titan Petrochemicals Group, Ltd.................... 380,000        123
    Tradelink Electronic Commerce, Ltd................. 144,000     32,242
    Transport International Holdings, Ltd..............  46,800    115,399
#   Trinity, Ltd....................................... 274,000     53,351
*   TSC Group Holdings, Ltd............................ 199,000     50,085
#*  United Laboratories International Holdings, Ltd.
      (The)............................................ 168,500     82,561
    Value Partners Group, Ltd.......................... 249,000    211,593
    Vanke Property Overseas, Ltd.......................   2,000      1,660
    Varitronix International, Ltd...................... 113,000     77,021
    Victory City International Holdings, Ltd........... 422,512     60,158
    Vitasoy International Holdings, Ltd................ 140,000    194,133
    VST Holdings, Ltd.................................. 291,600     93,232
#   VTech Holdings, Ltd................................  28,900    406,074
    Wharf Holdings, Ltd. (The)......................... 133,000  1,081,739
    Wheelock & Co., Ltd................................ 117,000    663,466
    Wing On Co. International, Ltd.....................  32,000    101,458
    Wing Tai Properties, Ltd........................... 102,000     64,796
#   Wynn Macau, Ltd....................................  86,000    237,597
    Xinyi Glass Holdings, Ltd.......................... 760,000    400,733
#   Xinyi Solar Holdings, Ltd.......................... 370,000    102,108

                                     1459

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
HONG KONG -- (Continued)
    YGM Trading, Ltd...................................  20,000 $    35,321
    Yue Yuen Industrial Holdings, Ltd.................. 203,500     763,799
                                                                -----------
TOTAL HONG KONG........................................          45,687,576
                                                                -----------
HUNGARY -- (0.0%)
*   FHB Mortgage Bank P.L.C............................   6,244      15,769
*   Magyar Telekom Telecommunications P.L.C............  53,358      69,229
*   Magyar Telekom Telecommunications P.L.C. Sponsored
      ADR..............................................   4,178      27,115
    MOL Hungarian Oil and Gas P.L.C....................   2,028      81,165
    OTP Bank P.L.C.....................................  26,482     351,156
    Richter Gedeon Nyrt................................  12,105     164,256
                                                                -----------
TOTAL HUNGARY..........................................             708,690
                                                                -----------
INDIA -- (2.3%)
    Aarti Industries...................................   7,537      34,592
    Aban Offshore, Ltd.................................   7,592      57,429
    ABB India, Ltd.....................................   3,501      72,294
*   ABG Shipyard, Ltd..................................   7,485      24,727
    ACC, Ltd...........................................   6,260     157,733
    Adani Enterprises, Ltd.............................  48,713     501,919
    Adani Ports & Special Economic Zone, Ltd...........  15,220      83,129
*   Adani Power, Ltd................................... 133,476     111,655
    Aditya Birla Nuvo, Ltd.............................  14,095     409,655
    Ahmednagar Forgings, Ltd...........................   7,876      40,944
    AIA Engineering, Ltd...............................   2,920      53,460
    Ajanta Pharma, Ltd.................................   1,370      56,542
    Akzo Nobel India, Ltd..............................     399       9,623
    Alembic Pharmaceuticals, Ltd.......................   9,657      72,847
    Allahabad Bank.....................................  40,781      75,973
    Allcargo Logistics, Ltd............................     986       5,224
    Alok Industries, Ltd...............................  90,000      14,507
    Alstom India, Ltd..................................   5,412      61,060
    Alstom T&D India, Ltd..............................   2,769      21,103
    Amara Raja Batteries, Ltd..........................  11,770     162,449
    Ambuja Cements, Ltd................................ 129,561     527,541
    Amtek Auto, Ltd....................................  23,305      64,942
    Amtek India, Ltd...................................  15,574      16,780
    Anant Raj, Ltd.....................................  27,862      22,528
*   Andhra Bank........................................  42,383      62,585
    Apollo Hospitals Enterprise, Ltd...................  11,454     241,787
    Apollo Tyres, Ltd..................................  84,572     329,308
    Arvind, Ltd........................................  42,552     198,445
*   Ashok Leyland, Ltd................................. 214,086     226,826
    Asian Paints, Ltd..................................  15,640     216,402
    Atul, Ltd..........................................   3,454      71,788
    Aurobindo Pharma, Ltd..............................  57,865   1,165,862
    Axis Bank, Ltd.....................................  95,600     905,072
    Bajaj Auto, Ltd....................................   3,566     137,326
    Bajaj Corp., Ltd...................................   2,421      16,192
    Bajaj Electricals, Ltd.............................   4,500      16,889
    Bajaj Finance, Ltd.................................   2,807     182,998
    Bajaj Finserv, Ltd.................................   7,080     165,426

                                     1460

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
INDIA -- (Continued)
*   Bajaj Hindusthan, Ltd.............................. 80,199 $ 24,599
    Bajaj Holdings & Investment, Ltd...................  7,265  165,424
    Balkrishna Industries, Ltd.........................  7,548   79,001
    Ballarpur Industries, Ltd.......................... 70,689   17,971
    Balmer Lawrie & Co., Ltd...........................  2,289   21,650
*   Balrampur Chini Mills, Ltd......................... 21,074   20,772
    Bank of Baroda..................................... 52,985  164,012
    Bank of India...................................... 31,444  134,383
    Bank Of Maharashtra................................ 32,893   22,100
    BASF India, Ltd....................................    998   19,912
    Bata India, Ltd....................................  6,548  149,895
    BEML, Ltd..........................................  7,419  107,744
    Berger Paints India, Ltd........................... 53,120  197,522
    BGR Energy Systems, Ltd............................  2,982    7,488
    Bharat Electronics, Ltd............................  3,237  173,677
    Bharat Forge, Ltd.................................. 14,420  239,973
    Bharat Heavy Electricals, Ltd...................... 70,234  329,888
    Bharat Petroleum Corp., Ltd........................ 21,693  262,207
    Bharti Airtel, Ltd................................. 41,564  250,558
    Bhushan Steel, Ltd................................. 16,410   22,283
    Biocon, Ltd........................................  8,934   59,814
    Birla Corp., Ltd...................................  4,033   34,476
    Blue Dart Express, Ltd.............................    403   44,372
    Blue Star, Ltd.....................................  2,257   12,247
    Bombay Dyeing & Manufacturing Co., Ltd............. 20,078   26,241
    Bosch, Ltd.........................................    584  224,921
    Britannia Industries, Ltd..........................  2,752   84,053
    Cadila Healthcare, Ltd.............................  8,226  217,855
    Cairn India, Ltd................................... 77,169  290,292
    Canara Bank........................................ 23,955  170,439
    Carborundum Universal, Ltd.........................  4,300   12,313
    CCL Products India, Ltd............................ 13,096   40,103
    Ceat, Ltd..........................................  5,348   70,701
*   Central Bank Of India.............................. 53,793   90,634
    Century Plyboards India, Ltd.......................  6,288   18,698
    Century Textiles & Industries, Ltd................. 13,610  125,664
    CESC, Ltd.......................................... 16,500  193,426
    Chambal Fertilizers & Chemicals, Ltd............... 50,908   49,715
*   Chennai Petroleum Corp., Ltd....................... 11,326   14,161
    Cipla, Ltd......................................... 25,875  290,637
    City Union Bank, Ltd............................... 51,975   78,092
    Clariant Chemicals India, Ltd......................  2,514   36,787
    CMC, Ltd...........................................  1,382   41,852
    Colgate-Palmolive India, Ltd.......................  3,054   92,442
    Container Corp. Of India, Ltd......................  9,341  211,593
    Coromandel International, Ltd...................... 20,716   96,810
    Corp. Bank......................................... 47,980   54,039
    Cox & Kings, Ltd................................... 18,586   90,848
    Crompton Greaves, Ltd.............................. 63,284  193,261
    Cummins India, Ltd.................................  9,452  135,705
    Dabur India, Ltd................................... 30,848  127,631
*   DB Realty, Ltd..................................... 17,964   26,449
*   DCB Bank, Ltd...................................... 51,948   98,878

                                     1461

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
INDIA -- (Continued)
    Deepak Fertilisers & Petrochemicals Corp., Ltd.....   3,118 $  7,135
*   DEN Networks, Ltd..................................   8,119   14,220
    Dena Bank..........................................  33,183   30,530
    Dewan Housing Finance Corp., Ltd...................   8,991   68,379
*   Dish TV India, Ltd.................................  44,632   56,945
    Divi's Laboratories, Ltd...........................   4,590  129,544
    DLF, Ltd...........................................  81,350  223,359
    Dr. Reddy's Laboratories, Ltd. ADR.................   5,899  297,723
    eClerx Services, Ltd...............................   1,581   32,896
    Eicher Motors, Ltd.................................   2,071  541,980
*   EID Parry India, Ltd...............................  10,009   31,355
    EIH, Ltd...........................................  28,044   51,675
    Emami, Ltd.........................................     956   14,144
    Engineers India, Ltd...............................  19,629   68,620
*   Eros International Media, Ltd......................   3,271   19,077
    Escorts, Ltd.......................................   9,996   20,735
*   Essar Oil, Ltd.....................................  61,934  111,161
    Essar Ports, Ltd...................................     164      287
    Essel Propack, Ltd.................................   7,352   14,254
    Exide Industries, Ltd..............................  63,662  190,794
    FDC, Ltd...........................................   3,431    9,091
    Federal Bank, Ltd.................................. 157,874  359,672
    Financial Technologies India, Ltd..................   3,882   12,624
    Finolex Cables, Ltd................................  13,626   55,393
    Finolex Industries, Ltd............................  15,310   71,126
*   Firstsource Solutions, Ltd.........................  38,130   17,473
*   Fortis Healthcare, Ltd.............................  16,585   30,698
*   Future Consumer Enterprise, Ltd.................... 100,564   21,620
    Future Lifestyle Fashions, Ltd.....................   2,977    3,472
    Future Retail, Ltd.................................   8,932   17,010
    GAIL India, Ltd....................................  43,856  299,815
    Gateway Distriparks, Ltd...........................  19,428  120,120
*   Gitanjali Gems, Ltd................................   9,642    7,272
    Glenmark Pharmaceuticals, Ltd......................  11,592  134,080
    GMR Infrastructure, Ltd............................ 265,747   83,496
    Godfrey Phillips India, Ltd........................     255    2,437
    Godrej Consumer Products, Ltd......................   1,252   21,353
    Godrej Industries, Ltd.(B1BFBC9)...................  16,308   81,351
*   Godrej Industries, Ltd.()..........................      13       65
    Godrej Properties, Ltd.............................  17,152   77,075
    Grasim Industries, Ltd.............................   5,183  323,875
    Great Eastern Shipping Co., Ltd. (The).............  17,651  103,130
    Greaves Cotton, Ltd................................  19,528   45,647
    Gujarat Alkalies & Chemicals, Ltd..................   5,058   15,744
    Gujarat Fluorochemicals, Ltd.......................   3,905   45,922
*   Gujarat Gas Co., Ltd...............................   7,972   84,037
    Gujarat Mineral Development Corp., Ltd.............  12,483   24,685
    Gujarat Narmada Valley Fertilizers & Chemicals,
      Ltd..............................................   2,664    3,728
*   Gujarat Pipavav Port, Ltd..........................  10,723   35,592
    Gujarat State Fertilisers & Chemicals, Ltd.........  40,083   64,710
    Gujarat State Petronet, Ltd........................  46,094   85,704
*   GVK Power & Infrastructure, Ltd....................  63,703   10,772
*   Hathway Cable & Datacom, Ltd.......................   8,515    8,771

                                     1462

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
INDIA -- (Continued)
    Havells India, Ltd.................................  29,435 $  122,455
*   HCL Infosystems, Ltd...............................  22,200     18,040
    HCL Technologies, Ltd..............................  17,304    500,093
    HDFC Bank, Ltd.....................................  51,927    901,205
    HDFC Bank, Ltd. ADR................................   2,000    113,960
*   HeidelbergCement India, Ltd........................   7,778     11,049
    Hero MotoCorp, Ltd.................................   3,652    168,832
*   Hexa Tradex, Ltd...................................   5,313      2,275
    Hexaware Technologies, Ltd.........................  34,366    125,188
*   Himachal Futuristic Communications, Ltd............ 241,925     65,528
    Hindalco Industries, Ltd........................... 285,390    643,823
*   Hindustan Construction Co., Ltd.................... 129,998     72,916
    Hindustan Petroleum Corp., Ltd.....................  14,756    157,198
    Hindustan Unilever, Ltd............................   4,577     68,989
    Honeywell Automation India, Ltd....................     710     83,625
*   Housing Development & Infrastructure, Ltd.......... 110,205    198,237
    HSIL, Ltd..........................................  19,048    122,275
    ICICI Bank, Ltd....................................  45,800    265,747
    ICICI Bank, Ltd. Sponsored ADR.....................  88,280  1,060,243
    IDBI Bank, Ltd.....................................  48,368     55,270
    Idea Cellular, Ltd................................. 146,697    366,970
    IDFC, Ltd.......................................... 142,144    394,710
    IFCI, Ltd..........................................  70,683     42,796
    IIFL Holdings, Ltd.................................  56,463    162,834
*   India Cements, Ltd. (The)..........................  65,357    113,767
    Indian Bank........................................  21,645     64,560
*   Indian Hotels Co., Ltd.............................  66,755    130,270
    Indian Oil Corp., Ltd..............................  11,712     65,545
    Indian Overseas Bank...............................  44,957     41,284
    Indoco Remedies, Ltd...............................   2,590     13,604
    Indraprastha Gas, Ltd..............................   4,674     34,872
    IndusInd Bank, Ltd.................................  51,899    727,036
    Infosys, Ltd.......................................  36,379  1,250,385
    Infosys, Ltd. Sponsored ADR........................   5,620    191,530
    ING Vysya Bank, Ltd................................   7,120    105,756
    Ingersoll-Rand India, Ltd..........................   1,721     23,876
*   Intellect Design Arena, Ltd........................  12,479     21,962
    Ipca Laboratories, Ltd.............................   5,325     54,695
    IRB Infrastructure Developers, Ltd.................  21,395     92,990
    ITC, Ltd...........................................  42,124    249,964
    Jagran Prakashan, Ltd..............................  14,570     31,840
    Jain Irrigation Systems, Ltd.......................  96,137    108,658
*   Jaiprakash Associates, Ltd......................... 294,915    136,302
    Jammu & Kashmir Bank, Ltd. (The)...................  73,050    179,847
*   Jaypee Infratech, Ltd..............................  64,208     21,454
    Jindal Saw, Ltd....................................  43,483     56,437
    Jindal Steel & Power, Ltd..........................  54,513    140,174
    JK Cement, Ltd.....................................   5,001     56,119
    JK Lakshmi Cement, Ltd.............................   4,965     31,119
    JK Tyre & Industries, Ltd..........................  17,615     34,442
    JM Financial, Ltd..................................  45,037     37,817
    JSW Energy, Ltd.................................... 118,798    233,513
    JSW Steel, Ltd.....................................  32,589    521,136

                                     1463

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
INDIA -- (Continued)
*   Jubilant Foodworks, Ltd............................   3,004 $ 67,035
    Jubilant Life Sciences, Ltd........................  10,260   28,526
    Just Dial, Ltd.....................................   1,095   27,497
    Jyothy Laboratories, Ltd...........................   3,882   18,200
    Kajaria Ceramics, Ltd..............................     392    4,629
*   Kakinada Fertilizers, Ltd..........................  69,051    2,344
    Karnataka Bank, Ltd. (The).........................  50,080  114,872
    Karur Vysya Bank, Ltd. (The).......................   6,700   64,329
    Kaveri Seed Co., Ltd...............................   3,867   45,513
    KEC International, Ltd.............................  17,842   27,145
*   Kesoram Industries, Ltd............................   6,410   12,901
    Kotak Mahindra Bank, Ltd...........................  27,372  580,780
    KPIT Technologies, Ltd.............................  24,990   83,599
    Lakshmi Machine Works, Ltd.........................     692   44,335
    Lakshmi Vilas Bank, Ltd. (The).....................  14,735   21,212
*   Lanco Infratech, Ltd............................... 138,520   14,277
    Larsen & Toubro, Ltd...............................  19,119  524,653
    Lupin, Ltd.........................................  12,300  313,680
    Maharashtra Seamless, Ltd..........................   6,338   21,186
    Mahindra & Mahindra Financial Services, Ltd........  38,440  158,071
    Mahindra & Mahindra, Ltd...........................  48,494  989,761
    Mahindra & Mahindra, Ltd. GDR......................  12,272  250,563
    Mahindra Lifespace Developers, Ltd.................   3,460   28,707
*   Mangalore Refinery & Petrochemicals, Ltd...........  46,650   44,608
    Maruti Suzuki India, Ltd...........................   7,420  434,703
    MAX India, Ltd.....................................  16,870  128,669
    McLeod Russel India, Ltd...........................  12,761   42,136
    MindTree, Ltd......................................  15,524  330,911
    Monnet Ispat & Energy, Ltd.........................   3,882    3,848
    Monsanto India, Ltd................................      98    5,063
    Motherson Sumi Systems, Ltd........................  29,367  213,658
    Motilal Oswal Financial Services, Ltd..............   6,733   34,521
    Mphasis, Ltd.......................................   5,725   33,472
    MRF, Ltd...........................................     486  313,659
*   Nagarjuna Oil Refinery, Ltd........................  62,774    3,652
    Natco Pharma, Ltd..................................   2,511   55,755
    National Aluminium Co., Ltd........................ 104,971   76,834
    Nava Bharat Ventures, Ltd..........................   1,957    6,099
    Navneet Education, Ltd.............................  17,351   30,073
    NCC, Ltd........................................... 102,226  124,843
    NHPC, Ltd.......................................... 121,665   37,876
    NIIT Technologies, Ltd.............................   6,924   39,034
    NTPC, Ltd..........................................  59,529  137,683
    Oil & Natural Gas Corp., Ltd.......................  19,773  112,023
    Oil India, Ltd.....................................  13,111  112,501
    OMAXE, Ltd.........................................  14,260   29,105
*   Opto Circuits India, Ltd...........................      --       --
    Oracle Financial Services Software, Ltd............   2,808  153,921
    Orient Cement, Ltd.................................   9,034   27,668
    Oriental Bank of Commerce..........................  23,491  100,144
    Page Industries, Ltd...............................     362   69,119
*   Pantaloons Fashions and Retail, Ltd................      --        1
    Peninsula Land, Ltd................................  10,444    6,317

                                     1464

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
INDIA -- (Continued)
    Persistent Systems, Ltd............................   3,816 $103,990
    Petronet LNG, Ltd..................................  34,000   98,507
    Pfizer, Ltd........................................   2,026   66,572
    Phoenix Mills, Ltd. (The)..........................   5,631   36,702
    PI Industries, Ltd.................................   2,250   18,061
    Pidilite Industries, Ltd...........................  11,464  105,004
*   Pipavav Defence & Offshore Engineering Co., Ltd....  25,205   19,953
    Polaris Financial Technology, Ltd..................  31,098   73,926
    Power Grid Corp. of India, Ltd.....................  37,509   89,418
    Prestige Estates Projects, Ltd.....................   5,299   23,478
    PTC India Financial Services, Ltd..................  18,275   18,483
    PTC India, Ltd.....................................  57,818   92,803
*   Punj Lloyd, Ltd....................................  71,973   42,909
    Punjab National Bank...............................   9,075   27,607
    Radico Khaitan, Ltd................................   6,715   10,365
    Rain Industries, Ltd...............................  12,419    7,534
    Rallis India, Ltd..................................  14,230   51,899
    Ramco Cements, Ltd. (The)..........................  15,000   87,626
*   Ranbaxy Laboratories, Ltd..........................  21,301  242,909
    Raymond, Ltd.......................................  16,326  133,957
    Redington India, Ltd...............................  20,505   40,846
*   REI Agro, Ltd......................................  71,019    1,206
*   Reliance Communications, Ltd....................... 107,504  137,642
    Reliance Industries, Ltd...........................  62,417  921,885
    Reliance Industries, Ltd. GDR......................   9,355  277,710
    Reliance Infrastructure, Ltd.......................  11,479   93,983
*   Reliance Power, Ltd................................ 123,191  129,521
    Rolta India, Ltd...................................  21,070   37,304
    Ruchi Soya Industries, Ltd.........................  16,055    8,939
    Rural Electrification Corp., Ltd...................  13,757   73,541
    Sanofi India, Ltd..................................   1,238   66,118
    Sesa Sterlite, Ltd................................. 121,495  394,557
    Sesa Sterlite, Ltd. ADR............................  15,041  195,388
*   Shipping Corp. of India, Ltd.......................  48,621   44,021
    Shree Cement, Ltd..................................   1,212  214,901
*   Shree Renuka Sugars, Ltd...........................  66,795   17,376
    Shriram Transport Finance Co., Ltd.................   7,725  142,369
    Siemens, Ltd.......................................   7,062  120,235
    Sintex Industries, Ltd.............................  47,778   85,103
    SJVN, Ltd..........................................  29,837   12,237
    SKF India, Ltd.....................................   3,176   76,814
    Sobha, Ltd.........................................  12,527   94,592
    Sonata Software, Ltd...............................   5,986   11,725
    South Indian Bank, Ltd. (The)...................... 100,340   44,596
    SRF, Ltd...........................................   8,369  128,550
    Star Ferro and Cement, Ltd.........................   6,288    9,945
    State Bank of Bikaner & Jaipur.....................   6,124   63,928
    State Bank of India................................  63,980  318,551
    State Bank of India GDR............................   4,702  233,092
    Sterlite Technologies, Ltd.........................  45,756   45,698
    Strides Arcolab, Ltd...............................   6,009   90,050
*   Sun Pharma Advanced Research Co., Ltd..............  11,442   60,066
    Sun Pharmaceutical Industries, Ltd.................  24,041  356,457

                                     1465

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
INDIA -- (Continued)
    Sun TV Network, Ltd................................    15,907 $   104,559
    Supreme Industries, Ltd............................    13,945     132,865
*   Suzlon Energy, Ltd.................................   194,587      50,325
    Syndicate Bank.....................................    56,680     106,888
    Tata Chemicals, Ltd................................    15,664     115,372
    Tata Communications, Ltd...........................    12,550      83,006
    Tata Consultancy Services, Ltd.....................     9,718     389,512
    Tata Elxsi, Ltd....................................     4,728      58,208
    Tata Global Beverages, Ltd.........................   105,050     270,233
    Tata Motors, Ltd...................................   127,048   1,200,694
    Tata Power Co., Ltd................................   119,400     175,871
    Tata Steel, Ltd....................................   114,871     723,579
*   Tata Teleservices Maharashtra, Ltd.................    65,868       9,711
    Tech Mahindra, Ltd.................................    11,466     534,454
    Thermax, Ltd.......................................     4,656      85,331
    Timken India, Ltd..................................     1,690      14,630
    Titan Co., Ltd.....................................     9,863      67,974
    Torrent Pharmaceuticals, Ltd.......................     8,466     148,703
    Torrent Power, Ltd.................................    10,757      29,934
    Transport Corp. of India, Ltd......................     1,434       6,003
    Trent, Ltd.........................................       655      15,363
    Triveni Turbine, Ltd...............................    41,519      70,563
    Tube Investments of India, Ltd.....................    18,724     111,190
*   TV18 Broadcast, Ltd................................    81,481      45,565
    TVS Motor Co., Ltd.................................    34,636     171,358
    UCO Bank...........................................    79,300      96,090
    Ultratech Cement, Ltd..............................     4,462     226,123
    Unichem Laboratories, Ltd..........................     2,817      10,086
    Union Bank of India................................    49,767     167,240
*   Unitech, Ltd.......................................   475,609     142,633
    UPL, Ltd...........................................    74,807     444,118
    V-Guard Industries, Ltd............................     1,328      21,458
    VA Tech Wabag, Ltd.................................       501      13,025
    Vakrangee, Ltd.....................................    37,386      77,194
    Vardhman Textiles, Ltd.............................     2,777      19,780
    Videocon Industries, Ltd...........................    18,231      46,453
    Vijaya Bank........................................    34,615      27,455
    VIP Industries, Ltd................................    10,856      18,393
    Voltas, Ltd........................................    27,567     119,389
    Welspun Corp., Ltd.................................    15,250      16,704
*   Welspun Enterprises, Ltd...........................       763       3,648
    Wipro, Ltd.........................................    46,303     451,849
    Wockhardt, Ltd.....................................     9,139     178,052
    Yes Bank, Ltd......................................    41,798     579,925
    Zee Entertainment Enterprises, Ltd.................    52,912     321,731
    Zensar Technologies, Ltd...........................     4,461      46,958
                                                                  -----------
TOTAL INDIA............................................            46,861,910
                                                                  -----------
INDONESIA -- (0.7%)
    Ace Hardware Indonesia Tbk PT......................   836,600      48,803
    Adaro Energy Tbk PT................................ 4,578,500     359,760
    Adhi Karya Persero Tbk PT..........................   397,100     114,894
    Agung Podomoro Land Tbk PT......................... 3,051,400     106,934

                                     1466

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES   VALUE++
                                                        --------- --------
INDONESIA -- (Continued)
    AKR Corporindo Tbk PT..............................   357,000 $131,936
    Alam Sutera Realty Tbk PT.......................... 3,485,100  162,300
    Aneka Tambang Persero Tbk PT....................... 1,548,500  129,483
    Arwana Citramulia Tbk PT...........................   232,600   18,303
    Asahimas Flat Glass Tbk PT.........................    86,500   57,183
    Astra Agro Lestari Tbk PT..........................   109,700  200,506
    Astra International Tbk PT......................... 1,540,900  948,819
*   Bakrie and Brothers Tbk PT......................... 5,212,000   20,572
*   Bakrie Telecom Tbk PT.............................. 4,680,500   18,474
    Bank Bukopin Tbk PT................................ 1,009,700   61,187
    Bank Central Asia Tbk PT...........................   256,000  268,790
    Bank Danamon Indonesia Tbk PT......................   704,663  244,146
    Bank Mandiri Persero Tbk PT........................   681,409  586,970
    Bank Negara Indonesia Persero Tbk PT...............   543,120  266,118
*   Bank Pan Indonesia Tbk PT.......................... 1,316,000  109,932
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT...............................................   738,500   47,897
    Bank Permata Tbk PT................................     1,500      183
    Bank Rakyat Indonesia Persero Tbk PT............... 1,015,700  929,346
    Bank Tabungan Negara Persero Tbk PT................ 1,670,341  130,505
*   Bank Tabungan Pensiunan Nasional Tbk PT............    54,000   17,036
*   Barito Pacific Tbk PT..............................   293,000    7,117
*   Bayan Resources Tbk PT.............................    16,000    8,945
*   Berlian Laju Tanker Tbk PT.........................   514,666       --
    BISI International Tbk PT..........................   255,500   21,152
*   Bumi Resources Minerals Tbk PT.....................   568,500   12,566
*   Bumi Resources Tbk PT.............................. 1,000,000    7,921
    Bumi Serpong Damai Tbk PT.......................... 1,396,000  221,328
    BW Plantation Tbk PT...............................   436,500   12,206
    Charoen Pokphand Indonesia Tbk PT..................   659,000  204,683
    Ciputra Development Tbk PT......................... 2,144,576  241,818
    Ciputra Property Tbk PT............................   436,800   28,144
    Ciputra Surya Tbk PT...............................   205,500   48,446
    Citra Marga Nusaphala Persada Tbk PT...............   348,000   76,728
*   Darma Henwa Tbk PT................................. 3,062,000   12,086
    Elnusa Tbk PT...................................... 1,814,900   81,080
*   Energi Mega Persada Tbk PT......................... 6,952,500   56,858
*   Erajaya Swasembada Tbk PT..........................   382,200   36,186
*   Exploitasi Energi Indonesia Tbk PT................. 1,212,500   11,014
    Express Transindo Utama Tbk PT.....................   502,200   38,353
    Gajah Tunggal Tbk PT...............................   689,200   79,128
    Global Mediacom Tbk PT............................. 2,061,500  300,684
    Gudang Garam Tbk PT................................     8,500   38,646
*   Hanson International Tbk PT........................ 2,225,600  124,363
    Harum Energy Tbk PT................................   224,000   26,759
    Hexindo Adiperkasa Tbk PT..........................    75,000   22,459
    Holcim Indonesia Tbk PT............................   435,500   67,411
    Indah Kiat Pulp & Paper Corp. Tbk PT...............   573,600   49,105
*   Indika Energy Tbk PT...............................   671,800   25,981
    Indo Tambangraya Megah Tbk PT......................    28,800   37,948
    Indocement Tunggal Prakarsa Tbk PT.................   121,500  219,003
    Indofood CBP Sukses Makmur Tbk PT..................    19,000   21,666
    Indofood Sukses Makmur Tbk PT......................   675,000  401,234
*   Indosat Tbk PT.....................................   176,750   57,160

                                     1467

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES   VALUE++
                                                        --------- --------
INDONESIA -- (Continued)
*   Inovisi Infracom Tbk PT............................     7,778 $     72
    Intiland Development Tbk PT........................   575,100   28,037
    Japfa Comfeed Indonesia Tbk PT..................... 1,747,100  121,945
    Jasa Marga Persero Tbk PT..........................   239,500  135,515
    Kalbe Farma Tbk PT................................. 2,130,000  312,516
    Kawasan Industri Jababeka Tbk PT................... 6,640,185  158,574
*   Krakatau Steel Persero Tbk PT......................   970,300   35,587
*   Lippo Cikarang Tbk PT..............................   220,300  198,973
    Lippo Karawaci Tbk PT.............................. 4,932,250  440,786
    Malindo Feedmill Tbk PT............................   371,200   63,587
    Matahari Putra Prima Tbk PT........................    60,000   17,975
    Mayora Indah Tbk PT................................   124,833  238,680
    Medco Energi Internasional Tbk PT..................   367,100   90,392
    Media Nusantara Citra Tbk PT.......................   613,000  137,919
    Mitra Adiperkasa Tbk PT............................   300,500  138,898
    MNC Investama Tbk PT............................... 4,082,500   90,553
    Multipolar Tbk PT..................................   336,600   22,337
*   Nusantara Infrastructure Tbk PT.................... 3,043,000   45,453
    Pabrik Kertas Tjiwi Kimia Tbk PT...................   313,000   20,713
    Pakuwon Jati Tbk PT................................ 3,156,500  123,773
*   Panin Financial Tbk PT............................. 5,154,600  110,383
    Pembangunan Perumahan Persero Tbk PT...............   475,000  145,510
    Perusahaan Gas Negara Persero Tbk PT...............   296,800  117,909
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT...............................................   843,300  122,063
    Ramayana Lestari Sentosa Tbk PT....................   834,824   53,941
    Resource Alam Indonesia Tbk PT.....................    57,000    4,690
    Semen Indonesia Persero Tbk PT.....................   133,500  152,667
*   Sentul City Tbk PT................................. 9,187,800   82,588
*   Sugih Energy Tbk PT................................ 2,641,200   86,698
    Summarecon Agung Tbk PT............................ 3,131,000  404,775
    Surya Citra Media Tbk PT...........................   205,000   55,030
    Surya Semesta Internusa Tbk PT..................... 1,726,000  148,735
    Tambang Batubara Bukit Asam Persero Tbk PT.........   276,400  247,026
    Telekomunikasi Indonesia Persero Tbk PT............    35,000    7,770
    Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR..............................................     5,755  253,796
    Tempo Scan Pacific Tbk PT..........................   206,900   43,288
    Tiga Pilar Sejahtera Food Tbk......................   512,000   86,647
    Timah Persero Tbk PT............................... 1,015,156   93,429
*   Tiphone Mobile Indonesia Tbk PT....................   297,200   24,050
    Total Bangun Persada Tbk PT........................   501,600   43,531
    Tower Bersama Infrastructure Tbk PT................   102,500   76,749
*   Trada Maritime Tbk PT..............................   441,000    4,611
*   Truba Alam Manunggal Engineering PT................ 2,841,000    2,243
    Tunas Baru Lampung Tbk PT..........................   326,500   18,015
    Tunas Ridean Tbk PT................................   537,500   28,368
    Unilever Indonesia Tbk PT..........................    41,600  117,104
    United Tractors Tbk PT.............................   188,924  265,846
    Vale Indonesia Tbk PT..............................   716,800  194,266
*   Visi Media Asia Tbk PT.............................   517,100   17,917
    Waskita Karya Persero Tbk PT.......................   802,300  107,625
    Wijaya Karya Persero Tbk PT........................   754,500  221,360

                                     1468

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
INDONESIA -- (Continued)
    XL Axiata Tbk PT...................................   363,500 $   137,262
                                                                  -----------
TOTAL INDONESIA........................................            13,476,432
                                                                  -----------
IRELAND -- (0.4%)
*   Bank of Ireland.................................... 2,530,614     761,636
*   Bank of Ireland Sponsored ADR......................     1,400      16,884
    C&C Group P.L.C....................................    80,495     313,754
    CRH P.L.C..........................................    32,264     778,390
    CRH P.L.C. Sponsored ADR...........................    55,236   1,333,397
    Dragon Oil P.L.C...................................    53,618     445,065
    FBD Holdings P.L.C.................................     6,284      78,026
    Glanbia P.L.C......................................    25,620     412,483
    IFG Group P.L.C....................................    10,052      17,607
    Irish Continental Group P.L.C......................     9,166      33,888
*   Kenmare Resources P.L.C............................    77,286       3,977
    Kerry Group P.L.C. Class A.........................    14,315   1,037,469
    Kingspan Group P.L.C...............................    47,489     858,053
    Paddy Power P.L.C..................................     6,266     488,343
    Smurfit Kappa Group P.L.C..........................    54,519   1,340,366
                                                                  -----------
TOTAL IRELAND..........................................             7,919,338
                                                                  -----------
ISRAEL -- (0.5%)
*   Africa Israel Investments, Ltd.....................    57,148      50,542
    Africa Israel Properties, Ltd......................     1,753      21,829
*   Airport City, Ltd..................................     6,570      54,170
*   AL-ROV Israel, Ltd.................................     1,607      43,482
*   Allot Communications, Ltd..........................       931       8,465
    Amot Investments, Ltd..............................     8,416      24,959
*   AudioCodes, Ltd....................................     7,800      39,837
*   Azorim-Investment Development & Construction Co.,
      Ltd..............................................    10,744       7,836
    Azrieli Group......................................     9,944     343,046
    Bank Hapoalim BM...................................   170,549     757,588
*   Bank Leumi Le-Israel BM............................   194,699     649,107
    Bayside Land Corp..................................       197      52,991
    Bezeq The Israeli Telecommunication Corp., Ltd.....   265,698     423,733
    Blue Square Real Estate, Ltd.......................       229       6,799
*   Cellcom Israel, Ltd................................     5,783      30,303
*   Ceragon Networks, Ltd..............................     2,962       2,818
*   Clal Biotechnology Industries, Ltd.................    14,222      12,523
*   Clal Insurance Enterprises Holdings, Ltd...........     6,662      96,300
*   Compugen, Ltd......................................     2,287      17,670
    Delek Automotive Systems, Ltd......................     8,604      82,435
    Delek Group, Ltd...................................       760     185,899
    Delta-Galil Industries, Ltd........................     2,490      71,455
    Direct Insurance Financial Investments, Ltd........     1,475       8,038
    Elbit Systems, Ltd.(6308913).......................     2,679     164,718
    Elbit Systems, Ltd.(M3760D101).....................     1,800     111,222
    Electra, Ltd.......................................       593      63,347
    Elron Electronic Industries, Ltd...................     1,546       6,634
*   Energix-Renewable Energies, Ltd....................       510         231
*   Equital, Ltd.......................................       537       7,113
*   Evogene, Ltd.......................................       952       7,867

                                     1469

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
ISRAEL -- (Continued)
*   EZchip Semiconductor, Ltd.(6554998)....................     586 $    10,990
*   EZchip Semiconductor, Ltd.(M4146Y108)..................   4,079      77,705
    First International Bank Of Israel, Ltd................   8,214     103,053
    Formula Systems 1985, Ltd..............................   2,553      53,046
    Fox Wizel, Ltd.........................................   1,437      32,696
    Frutarom Industries, Ltd...............................   8,502     266,407
*   Hadera Paper, Ltd......................................     279       4,850
    Harel Insurance Investments & Financial Services, Ltd..  36,266     161,415
    Industrial Buildings Corp., Ltd........................   9,822      10,326
    Israel Chemicals, Ltd..................................  20,052     144,091
*   Israel Discount Bank, Ltd. Class A..................... 205,024     320,328
    Ituran Location and Control, Ltd.......................   3,383      70,934
*   Jerusalem Oil Exploration..............................   4,473     132,436
*   Kamada, Ltd............................................   1,185       4,805
    Matrix IT, Ltd.........................................  14,912      67,895
*   Mazor Robotics, Ltd....................................   3,869      19,853
    Meitav DS Investments, Ltd.............................   1,297       3,414
    Melisron, Ltd..........................................   3,598     104,756
    Menorah Mivtachim Holdings, Ltd........................   9,430      82,944
    Migdal Insurance & Financial Holding, Ltd..............  83,970      99,973
*   Mivtach Shamir Holdings, Ltd...........................   1,032      23,196
*   Mizrahi Tefahot Bank, Ltd..............................  35,717     389,768
*   Naphtha Israel Petroleum Corp., Ltd....................   6,735      34,245
    Neto ME Holdings, Ltd..................................     124       6,187
    NICE Systems, Ltd. Sponsored ADR.......................   4,616     225,953
*   Nitsba Holdings 1995, Ltd..............................   7,987     108,996
*   Nova Measuring Instruments, Ltd........................   5,411      59,401
*   Oil Refineries, Ltd.................................... 367,454     106,886
    Ormat Industries.......................................  23,661     165,787
    Osem Investments, Ltd..................................   3,812      67,538
*   Partner Communications Co., Ltd........................   9,556      32,363
*   Partner Communications Co., Ltd. ADR...................   1,600       5,328
    Paz Oil Co., Ltd.......................................     655      83,815
    Phoenix Holdings, Ltd. (The)...........................  20,145      56,840
    Rami Levi Chain Stores Hashikma Marketing 2006, Ltd....   1,225      48,374
*   Sapiens International Corp. NV.........................   3,565      23,570
    Shikun & Binui, Ltd....................................  59,172     112,064
    Shufersal, Ltd.........................................   7,747      15,948
*   Strauss Group, Ltd.....................................   4,340      63,568
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.....  67,449   3,835,150
*   Tower Semiconductor, Ltd...............................   4,323      65,341
*   Union Bank of Israel...................................   4,714      15,324
                                                                    -----------
TOTAL ISRAEL...............................................          10,670,516
                                                                    -----------
ITALY -- (1.9%)
*   A.S. Roma SpA..........................................  14,995       8,917
    A2A SpA................................................ 250,642     238,886
    ACEA SpA...............................................  11,829     132,975
    Alerion Cleanpower SpA.................................   2,913       7,876
    Amplifon SpA...........................................  20,340     121,673
    Ansaldo STS SpA........................................  24,656     247,767
*   Arnoldo Mondadori Editore SpA..........................  40,901      42,641
    Ascopiave SpA..........................................  15,279      32,855

                                     1470

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
ITALY -- (Continued)
    Assicurazioni Generali SpA.........................    70,772 $1,493,684
    Astaldi SpA........................................    22,586    143,573
    Atlantia SpA.......................................    27,083    697,067
*   Autogrill SpA......................................    24,680    210,836
    Azimut Holding SpA.................................    17,346    404,357
*   Banca Carige SpA................................... 1,031,211     69,050
    Banca Generali SpA.................................    11,534    322,210
    Banca IFIS SpA.....................................     3,666     63,067
*   Banca Monte dei Paschi di Siena SpA................   550,194    248,743
*   Banca Popolare dell'Emilia Romagna S.c.r.l.........   142,710    962,458
*   Banca Popolare dell'Etruria e del Lazio SC.........    52,566     30,876
*   Banca Popolare di Milano Scarl..................... 1,337,864  1,070,923
    Banca Popolare di Sondrio SCARL....................    75,583    293,489
    Banca Profilo SpA..................................    61,003     25,803
    Banco di Desio e della Brianza SpA.................    12,951     33,448
*   Banco Popolare SC..................................   101,436  1,280,106
*   BasicNet SpA.......................................     9,483     26,411
    Biesse SpA.........................................     3,608     49,578
    Brembo SpA.........................................     7,759    273,440
*   Brioschi Sviluppo Immobiliare SpA..................   129,433     14,395
    Brunello Cucinelli SpA.............................       470      9,668
    Buzzi Unicem SpA...................................    26,107    320,502
    Cairo Communication SpA............................     9,199     58,562
    Cementir Holding SpA...............................    16,325    109,224
*   CIR-Compagnie Industriali Riunite SpA..............   107,683    118,840
    CNH Industrial NV..................................    43,974    334,764
    Credito Emiliano SpA...............................    19,642    152,824
*   Credito Valtellinese SC............................   395,038    444,513
    Danieli & C Officine Meccaniche SpA................     4,275    104,817
    Datalogic SpA......................................     3,555     39,895
    Davide Campari-Milano SpA..........................    36,106    244,742
    De'Longhi SpA......................................     9,056    163,249
    DiaSorin SpA.......................................     4,723    188,561
*   Ei Towers SpA......................................     2,096    104,009
    Enel Green Power SpA...............................   144,312    285,275
    Enel SpA...........................................   163,323    737,952
    Engineering SpA....................................     1,316     64,225
    Eni SpA............................................   182,877  3,077,560
    Eni SpA Sponsored ADR..............................    35,048  1,188,127
    ERG SpA............................................    24,058    286,456
    Esprinet SpA.......................................     6,596     45,104
*   Eurotech SpA.......................................    11,463     26,634
    Falck Renewables SpA...............................    39,924     44,028
*   Finmeccanica SpA...................................   111,165  1,214,096
    FNM SpA............................................    37,047     22,715
*   Geox SpA...........................................    12,742     43,168
*   Gruppo Editoriale L'Espresso SpA...................    43,562     55,086
    GTECH SpA..........................................    13,722    269,703
    Hera SpA...........................................   119,030    291,717
*   IMMSI SpA..........................................    84,673     60,820
    Industria Macchine Automatiche SpA.................     3,521    155,243
*   Intek Group SpA....................................   131,121     49,872
    Interpump Group SpA................................    17,064    243,217

                                     1471

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
ITALY -- (Continued)
    Intesa Sanpaolo SpA................................   823,245 $2,407,382
    Intesa Sanpaolo SpA Sponsored ADR..................       200      3,484
    Iren SpA...........................................   108,074    125,367
    Italcementi SpA....................................    42,024    289,322
    Italmobiliare SpA..................................     2,248     58,002
*   Juventus Football Club SpA.........................   149,340     39,130
    La Doria SpA.......................................     4,431     52,252
*   Landi Renzo SpA....................................     9,013     10,489
    Luxottica Group SpA................................     8,362    497,222
    Luxottica Group SpA Sponsored ADR..................     2,300    136,321
*   Maire Tecnimont SpA................................    24,395     53,698
    MARR SpA...........................................     4,985     87,117
*   Mediaset SpA.......................................   170,153    772,677
    Mediobanca SpA.....................................   135,582  1,174,440
    Mediolanum SpA.....................................    36,154    257,093
    Nice SpA...........................................     2,500      8,116
    Parmalat SpA.......................................   130,412    369,289
*   Piaggio & C SpA....................................    31,537     95,999
    Pirelli & C. SpA...................................    31,874    451,937
*   Prima Industrie SpA................................     1,431     24,208
    Prysmian SpA.......................................    45,328    838,502
*   RCS MediaGroup SpA.................................     1,319      1,613
    Recordati SpA......................................    19,414    320,849
    Reply SpA..........................................       882     68,235
*   Retelit SpA........................................    63,982     40,202
    Sabaf SpA..........................................     1,349     18,100
*   Safilo Group SpA...................................     8,987    128,150
#*  Saipem SpA.........................................    20,480    184,251
*   Salini Impregilo SpA...............................     6,331     23,089
    Salvatore Ferragamo SpA............................     6,735    194,969
*   Saras SpA..........................................    63,330     70,911
    SAVE SpA...........................................     1,854     27,848
*   Snai SpA...........................................     8,960     14,140
    Snam SpA...........................................    89,832    439,534
    Societa Cattolica di Assicurazioni S.c.r.l.........    30,849    237,924
    Societa Iniziative Autostradali e Servizi SpA......    21,682    216,779
*   Sogefi SpA.........................................    11,540     33,311
    SOL SpA............................................    12,587     99,579
*   Sorin SpA..........................................    62,558    145,180
*   Telecom Italia Media SpA...........................     2,513      2,891
*   Telecom Italia SpA................................. 1,585,426  1,842,212
*   Telecom Italia SpA Sponsored ADR...................    48,868    561,982
    Tenaris SA.........................................     8,006    226,089
    Terna Rete Elettrica Nazionale SpA.................   178,233    781,432
*   Tiscali SpA........................................   208,539     12,706
    Tod's SpA..........................................       719     73,881
    Trevi Finanziaria Industriale SpA..................    41,982    127,027
    UniCredit SpA......................................   300,210  1,769,815
    Unione di Banche Italiane SCPA.....................   221,791  1,525,546
    Unipol Gruppo Finanziario SpA......................    81,557    411,311
    UnipolSai SpA......................................   214,019    593,260
    Vianini Lavori SpA.................................     1,500      8,955
    Vittoria Assicurazioni SpA.........................     8,898     93,048

                                     1472

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
ITALY -- (Continued)
*   World Duty Free SpA................................  20,440 $   225,161
*   Yoox SpA...........................................   6,522     141,119
    Zignago Vetro SpA..................................   5,465      33,444
                                                                -----------
TOTAL ITALY............................................          37,548,862
                                                                -----------
JAPAN -- (15.6%)
    77 Bank, Ltd. (The)................................ 102,000     564,106
    A&D Co., Ltd.......................................   5,400      22,537
    ABC-Mart, Inc......................................   3,400     169,602
    Accordia Golf Co., Ltd.............................  26,100     265,767
    Achilles Corp......................................  43,000      55,210
    Adastria Holdings Co., Ltd.........................   6,440     169,625
    ADEKA Corp.........................................  29,900     366,788
    Aderans Co., Ltd...................................   7,900      70,131
    Advan Co., Ltd.....................................   3,500      39,168
    Advantest Corp.....................................   7,800      98,958
    Advantest Corp. ADR................................   3,900      49,413
    Aeon Co., Ltd...................................... 192,805   2,036,432
    Aeon Delight Co., Ltd..............................   5,400     120,939
    Aeon Fantasy Co., Ltd..............................   3,700      49,588
    Aeon Mall Co., Ltd.................................   1,980      32,824
    Ahresty Corp.......................................   5,200      28,277
    Ai Holdings Corp...................................   8,200     142,777
    Aica Kogyo Co., Ltd................................   9,000     200,329
    Aichi Bank, Ltd. (The).............................   2,400     117,765
    Aichi Corp.........................................   8,300      40,472
    Aichi Steel Corp...................................  47,000     194,845
    Aichi Tokei Denki Co., Ltd.........................   7,000      19,347
    Aida Engineering, Ltd..............................  17,000     168,070
    Ain Pharmaciez, Inc................................   8,800     283,613
    Air Water, Inc.....................................  30,000     516,188
    Airport Facilities Co., Ltd........................  10,300      60,685
    Aisan Industry Co., Ltd............................  10,600      92,415
    Aisin Seiki Co., Ltd...............................  38,800   1,355,502
    Ajinomoto Co., Inc.................................  18,000     370,935
    Akebono Brake Industry Co., Ltd....................  27,200      96,035
    Akita Bank, Ltd. (The).............................  51,000     141,419
    Alconix Corp.......................................   4,200      64,872
    Alfresa Holdings Corp..............................  26,200     310,623
    Alinco, Inc........................................   5,400      55,670
    Allied Telesis Holdings K.K........................  38,200      30,436
    Alpen Co., Ltd.....................................   4,500      66,102
    Alpine Electronics, Inc............................  15,000     231,980
    Alps Electric Co., Ltd.............................  45,300     943,037
    Alps Logistics Co., Ltd............................   2,200      25,376
    Altech Corp........................................     300       3,722
    Amada Co., Ltd.....................................  87,000     792,921
    Amano Corp.........................................  18,800     199,821
    Amiyaki Tei Co., Ltd...............................   1,300      43,254
    ANA Holdings, Inc..................................  51,000     140,847
    Anest Iwata Corp...................................   5,000      33,168
    Anritsu Corp.......................................  43,300     283,901
    AOKI Holdings, Inc.................................  12,200     141,567

                                     1473

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Aomori Bank, Ltd. (The)............................  51,000 $  150,715
    Aoyama Trading Co., Ltd............................   8,600    289,040
    Aozora Bank, Ltd...................................  85,000    309,330
    Arakawa Chemical Industries, Ltd...................   3,900     39,598
    Arata Corp.........................................   3,000      8,254
    Arcland Sakamoto Co., Ltd..........................   5,400    100,726
    Arcs Co., Ltd......................................   7,500    154,528
    Ariake Japan Co., Ltd..............................   3,200     86,932
    Arisawa Manufacturing Co., Ltd.....................   8,900     67,776
*   Arrk Corp..........................................  13,300     15,849
    Artnature, Inc.....................................   4,200     43,915
    As One Corp........................................   4,200    112,370
    Asahi Co., Ltd.....................................   4,100     40,118
    Asahi Diamond Industrial Co., Ltd..................  14,400    146,815
    Asahi Glass Co., Ltd............................... 155,000    824,597
    Asahi Group Holdings, Ltd..........................  12,200    400,243
    Asahi Holdings, Inc................................   8,800    130,596
    Asahi Intecc Co., Ltd..............................   2,300    121,898
    Asahi Kasei Corp................................... 180,000  1,777,691
    Asahi Kogyosha Co., Ltd............................   6,000     20,601
    Asahi Organic Chemicals Industry Co., Ltd..........  17,000     41,965
*   Asanuma Corp.......................................   9,000     11,464
    Asatsu-DK, Inc.....................................  11,100    277,671
    Asax Co., Ltd......................................     100      1,294
*   Ashimori Industry Co., Ltd.........................   8,000     10,807
*   Asia Growth Capital, Ltd...........................   7,700     12,712
    Asics Corp.........................................   5,000    122,697
    ASKA Pharmaceutical Co., Ltd.......................   6,000     64,088
    ASKUL Corp.........................................   2,300     35,763
    Astellas Pharma, Inc...............................  28,000    432,470
    Asunaro Aoki Construction Co., Ltd.................   2,000     13,535
    Atom Corp..........................................   3,700     27,752
    Autobacs Seven Co., Ltd............................  15,900    232,785
    Avex Group Holdings, Inc...........................  13,200    222,596
    Awa Bank, Ltd. (The)...............................  34,000    183,239
    Axell Corp.........................................   2,500     35,308
    Axial Retailing, Inc...............................   2,200     50,628
    Azbil Corp.........................................  12,500    310,586
    Bandai Namco Holdings, Inc.........................  18,800    380,647
    Bando Chemical Industries, Ltd.....................  25,000     91,000
    Bank of Iwate, Ltd. (The)..........................   3,300    134,121
    Bank of Kyoto, Ltd. (The)..........................  61,000    511,405
    Bank of Nagoya, Ltd. (The).........................  48,000    172,826
    Bank of Okinawa, Ltd. (The)........................   4,400    176,061
    Bank of Saga, Ltd. (The)...........................  33,000     75,333
    Bank of the Ryukyus, Ltd...........................  14,000    193,680
    Bank of Yokohama, Ltd. (The)....................... 136,000    733,837
    Belc Co., Ltd......................................   3,600     99,882
    Belluna Co., Ltd...................................  13,600     58,226
    Benefit One, Inc...................................   1,600     16,969
    Benesse Holdings, Inc..............................   8,500    254,181
    Best Denki Co., Ltd................................  13,000     16,281
    Bic Camera, Inc....................................  24,400    276,559

                                     1474

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
JAPAN -- (Continued)
    Biofermin Pharmaceutical Co., Ltd..................  1,100 $   27,758
    Bit-isle, Inc......................................  7,600     32,577
    BML, Inc...........................................  3,600     96,316
    Bookoff Corp.......................................  3,500     25,535
    Bridgestone Corp................................... 31,000  1,238,987
    Broadleaf Co., Ltd.................................    700     10,804
    BRONCO BILLY Co., Ltd..............................    400     13,193
    Brother Industries, Ltd............................ 37,600    643,930
    Bunka Shutter Co., Ltd............................. 20,000    161,598
    C Uyemura & Co., Ltd...............................    600     30,413
    Calbee, Inc........................................  7,900    308,494
    Calsonic Kansei Corp............................... 53,000    301,153
    Can Do Co., Ltd....................................  1,100     14,342
    Canon Electronics, Inc.............................  5,300     93,739
    Canon Marketing Japan, Inc......................... 14,100    256,212
    Canon, Inc......................................... 39,900  1,262,254
#   Canon, Inc. Sponsored ADR..........................  9,399    296,162
    Capcom Co., Ltd.................................... 13,800    231,203
    Carlit Holdings Co., Ltd...........................    700      4,265
    Casio Computer Co., Ltd............................ 26,000    407,025
    Cawachi, Ltd.......................................  5,200     82,887
    Central Glass Co., Ltd............................. 64,000    268,765
    Central Japan Railway Co...........................  3,400    583,044
    Central Sports Co., Ltd............................  2,500     42,472
    Century Tokyo Leasing Corp......................... 15,100    357,009
    Chiba Bank, Ltd. (The)............................. 96,000    646,960
    Chiba Kogyo Bank, Ltd. (The)....................... 13,800     94,071
    Chino Corp.........................................  1,000      9,957
    Chiyoda Co., Ltd...................................  7,200    153,182
    Chiyoda Integre Co., Ltd...........................  5,200     97,370
    Chodai Co., Ltd....................................    600      3,532
    Chori Co., Ltd.....................................  3,500     56,684
*   Chubu Electric Power Co., Inc...................... 32,100    423,848
    Chubu Shiryo Co., Ltd..............................  6,000     33,530
    Chuetsu Pulp & Paper Co., Ltd...................... 20,000     50,265
    Chugai Pharmaceutical Co., Ltd.....................  2,800     83,708
    Chugai Ro Co., Ltd................................. 20,000     46,543
    Chugoku Bank, Ltd. (The)........................... 40,300    573,259
    Chugoku Electric Power Co., Inc. (The)............. 15,000    207,382
    Chugoku Marine Paints, Ltd......................... 23,000    202,454
    Chukyo Bank, Ltd. (The)............................ 26,000     45,676
    Chuo Spring Co., Ltd...............................  4,000     11,194
    Citizen Holdings Co., Ltd.......................... 67,700    540,389
    CKD Corp........................................... 19,600    186,699
#*  Clarion Co., Ltd................................... 73,000    215,350
    Cleanup Corp.......................................  9,600     71,041
    CMIC Holdings Co., Ltd.............................  3,700     63,168
*   CMK Corp........................................... 11,500     32,517
    Coca-Cola East Japan Co., Ltd...................... 10,118    168,464
    Coca-Cola West Co., Ltd............................ 18,300    261,750
    Cocokara fine, Inc.................................  4,500    111,502
    Colowide Co., Ltd.................................. 11,100    187,231
    Computer Engineering & Consulting, Ltd.............  6,400     54,691

                                     1475

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    COMSYS Holdings Corp...............................  24,500 $  333,304
    CONEXIO Corp.......................................   6,300     56,676
*   COOKPAD, Inc.......................................   2,900    116,070
    Corona Corp........................................   1,700     16,857
    Cosmo Oil Co., Ltd................................. 205,000    276,398
*   Cosmos Initia Co., Ltd.............................   2,200     10,135
    Cosmos Pharmaceutical Corp.........................     900    145,020
    CREATE SD HOLDINGS Co., Ltd........................   3,000    101,930
    Credit Saison Co., Ltd.............................  18,300    308,289
    CROOZ, Inc.........................................   1,200     20,643
    CTI Engineering Co., Ltd...........................   1,700     21,017
    DA Consortium, Inc.................................   5,100     21,658
    Dai Nippon Printing Co., Ltd.......................  64,000    575,578
    Dai Nippon Toryo Co., Ltd..........................  43,000     55,534
    Dai-Dan Co., Ltd...................................   9,000     51,096
    Dai-ichi Life Insurance Co., Ltd. (The)............  52,100    698,015
    Dai-ichi Seiko Co., Ltd............................   3,500     63,885
    Daibiru Corp.......................................  15,600    137,257
    Daicel Corp........................................  75,000    932,485
    Daido Kogyo Co., Ltd...............................  11,553     24,484
    Daido Metal Co., Ltd...............................  14,000    131,402
    Daido Steel Co., Ltd...............................  71,000    278,099
    Daidoh, Ltd........................................   4,000     17,380
    Daifuku Co., Ltd...................................  21,000    240,576
    Daihatsu Diesel Manufacturing Co., Ltd.............   3,000     24,079
    Daihatsu Motor Co., Ltd............................  44,900    626,107
    Daihen Corp........................................  31,000    149,538
    Daiho Corp.........................................   8,000     34,501
    Daiichi Jitsugyo Co., Ltd..........................  12,000     61,977
    Daiichi Sankyo Co., Ltd............................  38,700    561,435
    Daiichikosho Co., Ltd..............................  11,000    318,556
    Daiken Corp........................................  20,000     45,316
    Daiken Medical Co., Ltd............................   1,200     12,146
    Daiki Aluminium Industry Co., Ltd..................  10,000     26,472
    Daikin Industries, Ltd.............................   7,000    487,102
    Daikoku Denki Co., Ltd.............................   2,100     33,635
    Daikokutenbussan Co., Ltd..........................   1,800     69,765
    Daikyo, Inc........................................  81,000    119,705
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd..............................................  18,000     98,004
    Daio Paper Corp....................................  30,000    259,097
    Daisan Bank, Ltd. (The)............................  34,000     56,376
    Daiseki Co., Ltd...................................   9,100    154,300
    Daishi Bank, Ltd. (The)............................  94,000    312,762
    Daishinku Corp.....................................  13,000     37,832
    Daiso Co., Ltd.....................................  15,000     55,904
    Daisyo Corp........................................   2,500     31,526
    Daito Pharmaceutical Co., Ltd......................   3,800     80,632
    Daito Trust Construction Co., Ltd..................   4,700    523,179
    Daiwa House Industry Co., Ltd......................  46,000    847,116
    Daiwa Securities Group, Inc........................ 212,000  1,540,342
    Daiwabo Holdings Co., Ltd..........................  55,000     91,718
    DC Co., Ltd........................................   3,800     15,052
    DCM Holdings Co., Ltd..............................  29,700    198,156

                                     1476

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
#   Dena Co., Ltd......................................  23,900 $314,278
    Denki Kagaku Kogyo K.K............................. 164,000  646,179
    Denso Corp.........................................  16,200  716,660
    Dentsu, Inc........................................   7,700  316,243
    Denyo Co., Ltd.....................................   5,400   89,179
    Descente, Ltd......................................  11,000  124,685
    DIC Corp........................................... 222,000  549,628
    Disco Corp.........................................   2,700  247,356
    DKS Co., Ltd.......................................   6,000   19,054
    DMG Mori Seiki Co., Ltd............................  23,000  298,329
    Don Quijote Holdings Co., Ltd......................   3,200  232,984
    Doshisha Co., Ltd..................................   6,000   93,654
    Doutor Nichires Holdings Co., Ltd..................   8,000  113,705
    Dowa Holdings Co., Ltd.............................  49,000  391,249
    Dr Ci:Labo Co., Ltd................................   2,400   82,454
    DTS Corp...........................................   5,100  107,053
    Dunlop Sports Co., Ltd.............................   3,300   36,558
    Eagle Industry Co., Ltd............................   7,500  139,686
    East Japan Railway Co..............................   8,000  617,905
    Ebara Corp.........................................  85,000  326,945
    Ebara Jitsugyo Co., Ltd............................     900   10,835
    EDION Corp.........................................  26,100  193,560
    Ehime Bank, Ltd. (The).............................   9,000   19,134
    Eidai Co., Ltd.....................................   7,000   26,897
    Eighteenth Bank, Ltd. (The)........................  44,000  127,182
    Eiken Chemical Co., Ltd............................   6,200   96,319
    Eisai Co., Ltd.....................................   4,200  209,405
    Eizo Corp..........................................   5,800  126,013
    Elecom Co., Ltd....................................   3,700   84,245
    Electric Power Development Co., Ltd................   4,600  167,574
    Elematec Corp......................................   1,652   36,296
    Emori Group Holdings Co., Ltd......................   2,500   22,126
    en-japan, Inc......................................   2,800   40,682
    Endo Lighting Corp.................................   3,500   39,330
    Enplas Corp........................................   3,500  124,897
*   Enshu, Ltd.........................................   3,000    2,858
    EPS Holdings, Inc..................................   3,600   44,617
    Excel Co., Ltd.....................................   1,900   20,843
    Exedy Corp.........................................  11,600  255,098
    Ezaki Glico Co., Ltd...............................   9,500  389,114
    F-Tech, Inc........................................   1,300   12,832
    F@N Communications, Inc............................   4,600   51,771
    Faith, Inc.........................................     360    3,788
    FALCO HOLDINGS Co., Ltd............................     500    5,519
    FamilyMart Co., Ltd................................   4,200  181,918
    Fancl Corp.........................................  11,500  184,056
    FANUC Corp.........................................   2,000  335,879
    Fast Retailing Co., Ltd............................   1,500  556,464
    FCC Co., Ltd.......................................  11,500  218,637
#*  FDK Corp...........................................  21,000   26,474
*   Feed One Holdings Co., Ltd.........................  37,880   35,375
    Ferrotec Corp......................................  13,000   65,404
    FIDEA Holdings Co., Ltd............................  13,700   24,392

                                     1477

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Fields Corp........................................   6,700 $ 85,159
    Financial Products Group Co., Ltd..................   2,800   39,516
    FINDEX, Inc........................................     300   17,674
    Foster Electric Co., Ltd...........................   6,700  125,863
    FP Corp............................................   6,400  223,366
    France Bed Holdings Co., Ltd.......................  27,000   41,198
    Fudo Tetra Corp....................................  19,500   39,799
    Fuji Co. Ltd/Ehime.................................   4,100   74,435
    Fuji Corp., Ltd....................................   4,000   22,738
    Fuji Electric Co., Ltd............................. 126,000  538,801
    Fuji Electronics Co., Ltd..........................   1,500   18,194
    Fuji Furukawa Engineering & Construction Co., Ltd..   1,000    2,594
    Fuji Heavy Industries, Ltd.........................  20,900  753,806
    Fuji Kiko Co., Ltd.................................   4,000   18,226
    Fuji Kyuko Co., Ltd................................   9,000   94,525
    Fuji Media Holdings, Inc...........................  10,100  126,961
    Fuji Oil Co. Ltd/Osaka.............................  16,300  209,424
    Fuji Oil Co., Ltd..................................  10,500   31,306
    Fuji Pharma Co., Ltd...............................   3,100   53,967
    Fuji Seal International, Inc.......................   7,000  223,668
    Fuji Soft, Inc.....................................   7,200  144,082
    Fujibo Holdings, Inc...............................  38,000  100,150
    Fujicco Co., Ltd...................................   6,000  107,111
    FUJIFILM Holdings Corp.............................  28,600  966,614
    Fujikura Kasei Co., Ltd............................   5,300   25,747
    Fujikura Rubber, Ltd...............................   1,200    8,122
    Fujikura, Ltd...................................... 114,000  473,626
    Fujimi, Inc........................................   4,600   71,437
    Fujimori Kogyo Co., Ltd............................   4,500  127,141
*   Fujisash Co., Ltd..................................  19,900   26,136
    Fujita Kanko, Inc..................................  11,000   43,548
    Fujitec Co., Ltd...................................  17,000  174,213
    Fujitsu Frontech, Ltd..............................   5,600   64,106
    Fujitsu General, Ltd...............................  12,000  117,705
    Fujitsu, Ltd....................................... 186,500  985,555
    FuKoKu Co., Ltd....................................   1,400   15,264
    Fukuda Corp........................................   3,000   23,831
    Fukui Bank, Ltd. (The).............................  53,000  118,239
    Fukuoka Financial Group, Inc.......................  99,400  496,082
    Fukushima Industries Corp..........................   2,700   40,513
    Fukuyama Transporting Co., Ltd.....................  48,000  268,394
    Funai Soken Holdings, Inc..........................   3,700   29,907
    Furukawa Battery Co, Ltd. (The)....................   3,000   24,577
    Furukawa Co., Ltd..................................  73,000  119,813
#   Furukawa Electric Co., Ltd......................... 224,000  372,621
    Furuno Electric Co., Ltd...........................   5,900   60,715
    Furuya Metal Co., Ltd..............................     100    2,422
    Fuso Pharmaceutical Industries, Ltd................  14,000   35,943
    Futaba Industrial Co., Ltd.........................  16,700   83,402
    Future Architect, Inc..............................   8,300   45,379
    Fuyo General Lease Co., Ltd........................   3,100   99,791
    G-Tekt Corp........................................   4,200   40,016
    Gakken Holdings Co., Ltd...........................  21,000   44,193

                                     1478

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    GCA Savvian Corp...................................   5,700 $   57,379
    Gecoss Corp........................................   3,400     45,305
    Geo Holdings Corp..................................  12,700    124,263
    GLOBERIDE, Inc.....................................  28,000     45,358
    Glory, Ltd.........................................  15,800    414,063
    GMO internet, Inc..................................  16,400    135,409
    GMO Payment Gateway, Inc...........................   3,800     65,892
    Godo Steel, Ltd....................................  32,000     51,496
    Goldcrest Co., Ltd.................................   6,610    103,015
    Goldwin, Inc.......................................  13,000     73,015
    Gourmet Kineya Co., Ltd............................   3,000     23,963
#   Gree, Inc..........................................  23,100    131,589
    GS Yuasa Corp......................................  72,000    324,928
    GSI Creos Corp.....................................  29,000     32,364
    Gulliver International Co., Ltd....................  13,700    108,732
*   GungHo Online Entertainment, Inc...................  24,900     85,469
    Gunma Bank, Ltd. (The).............................  94,000    618,052
    Gunze, Ltd.........................................  58,000    150,238
    Gurunavi, Inc......................................   5,600     89,361
    H-One Co., Ltd.....................................   3,700     20,741
    H2O Retailing Corp.................................  23,225    410,228
    Hachijuni Bank, Ltd. (The).........................  98,000    645,818
    Hakudo Co., Ltd....................................   2,800     26,990
    Hakuhodo DY Holdings, Inc..........................  42,700    424,417
    Hakuto Co., Ltd....................................   5,400     55,835
    Hamakyorex Co., Ltd................................   2,400     84,847
    Hamamatsu Photonics K.K............................   5,500    259,140
    Hankyu Hanshin Holdings, Inc....................... 189,000  1,050,544
    Hanwa Co., Ltd.....................................  68,000    254,026
    Happinet Corp......................................   5,000     55,714
    Hard Off Corp. Co., Ltd............................     700      6,719
    Harima Chemicals Group, Inc........................     700      2,837
    Harmonic Drive Systems, Inc........................   2,400     38,032
    Haseko Corp........................................  34,200    277,877
    Hazama Ando Corp...................................  43,220    283,070
    Heiwa Corp.........................................  11,500    231,318
    Heiwa Real Estate Co., Ltd.........................  10,500    149,421
    Heiwado Co., Ltd...................................   9,300    197,173
    HI-LEX Corp........................................   1,500     42,974
    Hiday Hidaka Corp..................................   3,456    108,705
    Higashi Nihon House Co., Ltd.......................  17,500     76,426
    Higashi-Nippon Bank, Ltd. (The)....................  33,000     92,853
    Higo Bank, Ltd. (The)..............................  38,000    206,059
    Hikari Tsushin, Inc................................   4,000    229,847
    Hino Motors, Ltd...................................  18,000    254,852
    Hioki EE Corp......................................   2,200     33,094
    Hiramatsu, Inc.....................................     900      4,909
    Hiroshima Bank, Ltd. (The)......................... 130,000    646,644
    HIS Co., Ltd.......................................   4,800    164,589
    Hisamitsu Pharmaceutical Co., Inc..................   4,500    153,111
    Hitachi Capital Corp...............................  16,100    316,538
    Hitachi Chemical Co., Ltd..........................  20,900    420,469
    Hitachi Construction Machinery Co., Ltd............  18,400    340,171

                                     1479

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Hitachi High-Technologies Corp.....................  12,800 $  397,631
    Hitachi Koki Co., Ltd..............................  17,900    128,920
    Hitachi Kokusai Electric, Inc......................  19,000    258,244
    Hitachi Metals, Ltd................................  22,010    358,659
    Hitachi Transport System, Ltd......................  13,300    173,996
    Hitachi Zosen Corp.................................  45,000    246,560
    Hitachi, Ltd....................................... 421,000  3,179,430
    Hitachi, Ltd. ADR..................................  10,080    759,830
    Hodogaya Chemical Co., Ltd.........................   8,000     12,989
    Hogy Medical Co., Ltd..............................   2,700    140,360
*   Hokkaido Electric Power Co., Inc...................  21,100    170,438
    Hokkaido Gas Co., Ltd..............................   7,000     17,130
    Hokkan Holdings, Ltd...............................  15,000     38,141
    Hokko Chemical Industry Co., Ltd...................   7,000     24,354
    Hokkoku Bank, Ltd. (The)........................... 101,000    322,241
    Hokuetsu Bank, Ltd. (The)..........................  58,000    105,541
    Hokuetsu Industries Co., Ltd.......................   7,000     63,416
    Hokuetsu Kishu Paper Co., Ltd......................  34,500    162,488
    Hokuhoku Financial Group, Inc...................... 276,000    568,742
    Hokuriku Electric Industry Co., Ltd................  15,000     22,294
    Hokuriku Electric Power Co.........................  21,200    299,601
    Hokuto Corp........................................   5,300     97,549
    Honda Motor Co., Ltd............................... 119,400  3,602,865
    Honda Motor Co., Ltd. Sponsored ADR................  37,467  1,132,253
    Honeys Co., Ltd....................................   6,570     58,584
    Hoosiers Holdings Co., Ltd.........................   4,800     20,110
    Horiba, Ltd........................................   9,500    309,428
    Hoshizaki Electric Co., Ltd........................   4,100    207,863
    Hosokawa Micron Corp...............................   5,000     30,846
    House Foods Group, Inc.............................  17,300    346,111
    Howa Machinery, Ltd................................   4,600     28,961
    Hoya Corp..........................................  16,300    631,667
    Hyakugo Bank, Ltd. (The)...........................  69,000    292,151
    Hyakujushi Bank, Ltd. (The)........................  60,000    201,412
    Ibiden Co., Ltd....................................  34,300    515,644
    IBJ Leasing Co., Ltd...............................   3,700     69,695
    Ichibanya Co., Ltd.................................   1,600     66,338
    Ichiken Co., Ltd...................................   2,000      5,455
    Ichikoh Industries, Ltd............................   6,000     12,347
    ICHINEN HOLDINGS Co., Ltd..........................   3,600     33,405
    Ichiyoshi Securities Co., Ltd......................  10,400    105,221
    Idec Corp..........................................   6,400     56,459
    Idemitsu Kosan Co., Ltd............................  25,100    418,966
    Ihara Chemical Industry Co., Ltd...................  11,000    123,461
    IHI Corp........................................... 115,000    599,158
    Iida Group Holdings Co., Ltd.......................  20,916    260,148
    Iino Kaiun Kaisha, Ltd.............................  24,200    141,241
*   IJT Technology Holdings Co., Ltd...................   3,000     13,098
    Ikyu Corp..........................................   3,700     48,263
    Imasen Electric Industrial.........................   3,000     38,713
    Imperial Hotel, Ltd................................   1,100     24,078
    Inaba Denki Sangyo Co., Ltd........................   5,800    195,868
    Inabata & Co., Ltd.................................  12,900    117,562

                                     1480

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Inageya Co., Ltd...................................  5,200 $ 57,585
    Ines Corp..........................................  8,100   60,491
    Infocom Corp.......................................  4,900   37,376
    Information Services International-Dentsu, Ltd.....  3,600   35,176
    Intage Holdings, Inc...............................  3,800   53,792
    Internet Initiative Japan, Inc.....................  9,300  195,081
    Inui Global Logistics Co., Ltd.....................  1,800   14,969
    Iriso Electronics Co., Ltd.........................  1,200   69,754
    Ise Chemical Corp..................................  3,000   19,499
    Iseki & Co., Ltd................................... 56,000  106,836
    Isetan Mitsukoshi Holdings, Ltd.................... 44,000  623,888
*   Ishihara Sangyo Kaisha, Ltd........................ 99,000   85,936
    Isuzu Motors, Ltd.................................. 45,500  605,719
    IT Holdings Corp................................... 25,500  423,566
    Ito En, Ltd........................................  3,400   65,314
    ITOCHU Corp........................................ 85,300  863,701
    Itochu Enex Co., Ltd............................... 13,500  105,237
    Itochu Techno-Solutions Corp.......................  5,600  199,848
    Itochu-Shokuhin Co., Ltd...........................    900   30,695
    Itoham Foods, Inc.................................. 44,000  251,210
    Itoki Corp......................................... 10,000   49,375
    Iwai Cosmo Holdings, Inc...........................  3,300   37,543
    Iwasaki Electric Co., Ltd.......................... 16,000   31,543
#   Iwatani Corp....................................... 62,000  400,265
    Iyo Bank, Ltd. (The)............................... 62,443  720,538
    Izumi Co., Ltd.....................................  6,200  222,361
*   Izutsuya Co., Ltd..................................  9,000    4,874
    J Front Retailing Co., Ltd......................... 48,600  619,321
    J-Oil Mills, Inc................................... 27,000   96,561
    Jalux, Inc.........................................    800   14,743
    Jamco Corp.........................................  2,000   54,289
#*  Janome Sewing Machine Co., Ltd..................... 51,000   58,955
    Japan Airport Terminal Co., Ltd....................  9,100  410,044
    Japan Aviation Electronics Industry, Ltd........... 18,000  406,817
#*  Japan Communications, Inc.......................... 18,400   78,749
#   Japan Drilling Co., Ltd............................  2,000   71,580
    Japan Exchange Group, Inc.......................... 15,900  370,000
    Japan Pulp & Paper Co., Ltd........................ 19,000   53,537
*   Japan Radio Co., Ltd............................... 23,000   73,274
    Japan Steel Works, Ltd. (The)...................... 81,000  324,015
    Japan Tobacco, Inc................................. 30,000  817,100
    Japan Transcity Corp............................... 15,000   48,106
    Japan Vilene Co., Ltd.............................. 10,000   50,855
    Japan Wool Textile Co., Ltd. (The).................  6,000   40,007
    JBCC Holdings, Inc.................................  2,800   18,070
    JCU Corp...........................................    200    9,230
    Jeol, Ltd.......................................... 33,000  159,778
    JFE Holdings, Inc.................................. 39,632  872,988
    JGC Corp........................................... 23,000  467,771
    Jin Co., Ltd.......................................  3,200   97,498
    JK Holdings Co., Ltd...............................    700    3,300
    JMS Co., Ltd.......................................  5,000   12,242
    Joban Kosan Co., Ltd...............................  9,000   12,051

                                     1481

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Joshin Denki Co., Ltd..............................  11,000 $   92,599
    Jowa Holdings Co., Ltd.............................   3,500    108,248
    Joyo Bank, Ltd. (The)..............................  79,000    397,070
    JP-Holdings, Inc...................................   7,700     23,690
    JSP Corp...........................................   6,600    131,896
    JSR Corp...........................................  18,500    326,077
    JTEKT Corp.........................................  35,700    588,770
    Juki Corp..........................................  31,000    101,328
    Juroku Bank, Ltd. (The)............................  50,000    164,988
*   Justsystems Corp...................................   8,400     51,809
*   JVC Kenwood Corp...................................  47,000    111,410
    JX Holdings, Inc................................... 255,668    943,474
    K&O Energy Group, Inc..............................   3,000     38,541
    K's Holdings Corp..................................  11,780    345,977
    kabu.com Securities Co., Ltd.......................  26,000    140,676
*   Kadokawa Dwango Corp...............................  13,043    193,087
    Kaga Electronics Co., Ltd..........................   5,000     63,525
    Kagome Co., Ltd....................................  13,000    205,873
    Kagoshima Bank, Ltd. (The).........................  28,000    175,205
    Kajima Corp........................................  86,000    340,261
    Kakaku.com, Inc....................................  17,700    250,388
    Kaken Pharmaceutical Co., Ltd......................  12,000    255,344
    Kakiyasu Honten Co., Ltd...........................   1,200     19,913
    Kameda Seika Co., Ltd..............................   2,500     84,304
    Kamei Corp.........................................   7,000     46,262
    Kamigumi Co., Ltd..................................  56,000    559,610
    Kanagawa Chuo Kotsu Co., Ltd.......................   7,000     35,115
    Kanamoto Co., Ltd..................................   8,800    228,952
    Kandenko Co., Ltd..................................  37,000    218,734
    Kaneka Corp........................................  74,000    451,666
    Kanematsu Corp..................................... 127,000    180,899
*   Kansai Electric Power Co., Inc. (The)..............  35,700    345,179
    Kansai Paint Co., Ltd..............................  27,000    471,914
    Kansai Urban Banking Corp..........................   7,700     77,506
*   Kanto Denka Kogyo Co., Ltd.........................  12,000     56,900
    Kao Corp...........................................  13,800    605,103
*   Kappa Create Holdings Co., Ltd.....................   2,900     28,324
    Kasai Kogyo Co., Ltd...............................   7,000     59,550
    Kasumi Co., Ltd....................................   9,600     80,520
    Katakura Industries Co., Ltd.......................   8,100     84,001
    Kato Sangyo Co., Ltd...............................   5,700    104,507
    Kato Works Co., Ltd................................  15,000    117,282
    KAWADA TECHNOLOGIES, Inc...........................   2,400     85,324
    Kawai Musical Instruments Manufacturing Co., Ltd...   2,100     41,472
    Kawasaki Heavy Industries, Ltd..................... 150,000    718,668
    Kawasaki Kisen Kaisha, Ltd......................... 245,000    701,304
    Kawasumi Laboratories, Inc.........................   1,000      6,402
    KDDI Corp..........................................  21,800  1,538,838
    Keihan Electric Railway Co., Ltd................... 126,000    764,964
    Keihanshin Building Co., Ltd.......................  12,700     75,509
    Keihin Co., Ltd....................................   5,000      8,025
    Keihin Corp........................................  13,300    211,994
    Keikyu Corp........................................  23,000    179,388

                                     1482

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Keio Corp..........................................  30,000 $  244,289
    Keisei Electric Railway Co., Ltd...................  32,000    412,225
    Keiyo Bank, Ltd. (The).............................  84,000    458,286
    Kewpie Corp........................................  17,800    413,283
    KEY Coffee, Inc....................................   5,200     74,966
    Keyence Corp.......................................     452    211,281
*   KI Holdings Co., Ltd...............................   2,000      8,414
    Kikkoman Corp......................................  13,000    383,436
    Kimoto Co., Ltd....................................   9,200     23,296
    Kinden Corp........................................  19,000    225,059
    Kintetsu Corp......................................  86,000    303,184
*   Kintetsu Department Store Co., Ltd.................   3,000      8,557
    Kintetsu World Express, Inc........................   3,500    149,037
    Kinugawa Rubber Industrial Co., Ltd................  17,000     76,181
    Kirin Holdings Co., Ltd............................  80,040  1,077,675
    Kita-Nippon Bank, Ltd. (The).......................   1,700     44,713
    Kitagawa Iron Works Co., Ltd.......................  27,000     53,962
    Kitano Construction Corp...........................  11,000     33,030
    Kito Corp..........................................   5,400     51,740
    Kitz Corp..........................................  25,900    122,985
    Kiyo Bank, Ltd. (The)..............................  15,700    195,866
*   KNT-CT Holdings Co., Ltd...........................  29,000     39,532
    Koa Corp...........................................   8,500     77,831
    Koatsu Gas Kogyo Co., Ltd..........................   8,000     40,782
    Kobayashi Pharmaceutical Co., Ltd..................   2,600    173,887
    Kobe Bussan Co., Ltd...............................     400     16,526
    Kobe Steel, Ltd.................................... 876,000  1,536,336
    Kohnan Shoji Co., Ltd..............................  11,700    132,265
    Kohsoku Corp.......................................   2,200     16,675
    Koito Manufacturing Co., Ltd.......................  19,000    617,792
    Kojima Co., Ltd....................................   8,800     23,526
    Kokusai Co., Ltd...................................     800     12,840
    Kokuyo Co., Ltd....................................  23,900    182,157
    KOMAIHALTEC, Inc...................................  12,000     28,453
    Komatsu Seiren Co., Ltd............................   4,000     18,100
    Komatsu, Ltd.......................................  33,000    647,111
    Komeri Co., Ltd....................................   9,700    208,047
    Konaka Co., Ltd....................................   5,400     28,202
    Konami Corp........................................  18,500    345,183
    Konami Corp. ADR...................................   1,424     26,842
    Kondotec, Inc......................................   4,500     31,464
    Konica Minolta, Inc................................  82,100    903,462
    Konishi Co., Ltd...................................   4,800     82,269
    Kose Corp..........................................   7,000    313,402
    Kosei Securities Co., Ltd. (The)...................   9,000     16,692
    Koshidaka Holdings Co., Ltd........................   2,200     39,996
    Kotobuki Spirits Co., Ltd..........................     500     11,532
    Krosaki Harima Corp................................  10,000     20,563
    KRS Corp...........................................     600      7,330
    Kubota Corp........................................  19,000    282,062
    Kubota Corp. Sponsored ADR.........................   4,000    296,660
*   Kumagai Gumi Co., Ltd..............................  39,000    123,425
    Kumiai Chemical Industry Co., Ltd..................  14,000    108,950

                                     1483

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Kura Corp..........................................   4,200 $126,537
    Kurabo Industries, Ltd.............................  63,000  105,651
    Kuraray Co., Ltd...................................  31,900  400,564
    Kureha Corp........................................  39,000  162,472
    Kurimoto, Ltd......................................  31,000   58,156
    Kurita Water Industries, Ltd.......................  22,000  468,676
    Kuroda Electric Co., Ltd...........................   9,100  130,378
    Kusuri No Aoki Co., Ltd............................   1,800  119,579
    KYB Co., Ltd.......................................  63,000  249,994
    Kyocera Corp.......................................   5,932  261,095
    Kyocera Corp. Sponsored ADR........................  10,644  465,356
    Kyodo Printing Co., Ltd............................  22,000   73,736
    Kyoei Steel, Ltd...................................   6,600  122,627
    Kyokuto Kaihatsu Kogyo Co., Ltd....................  11,000  124,353
    Kyokuto Securities Co., Ltd........................   6,600   95,061
    Kyokuyo Co., Ltd...................................  24,000   56,436
    KYORIN Holdings, Inc...............................  10,700  216,341
    Kyoritsu Maintenance Co., Ltd......................   3,300  184,333
    Kyoritsu Printing Co., Ltd.........................   3,500    8,663
    Kyosan Electric Manufacturing Co., Ltd.............  12,000   38,191
    Kyoto Kimono Yuzen Co., Ltd........................   5,000   42,590
    Kyowa Exeo Corp....................................  22,200  234,291
    Kyowa Hakko Kirin Co., Ltd.........................  24,000  273,300
    Kyudenko Corp......................................  11,000  147,733
*   Kyushu Electric Power Co., Inc.....................  19,000  183,353
    Lasertec Corp......................................   3,200   39,581
    Lawson, Inc........................................   3,500  228,835
    LEC, Inc...........................................   1,400   15,560
*   Leopalace21 Corp...................................  71,100  460,039
    Life Corp..........................................   7,400  105,874
    Lintec Corp........................................  12,700  279,467
    Lion Corp..........................................  34,000  184,702
    LIXIL Group Corp...................................  30,200  588,418
    Look, Inc..........................................   8,000   15,041
    M3, Inc............................................   8,600  172,995
    Macnica, Inc.......................................   4,300  126,734
    Maeda Corp.........................................  29,000  222,191
    Maeda Kosen Co., Ltd...............................   4,900   47,029
    Maeda Road Construction Co., Ltd...................  18,000  284,051
    Maezawa Kyuso Industries Co., Ltd..................   2,600   32,210
    Makino Milling Machine Co., Ltd....................  33,000  283,553
    Makita Corp........................................   3,600  159,684
    Makita Corp. Sponsored ADR.........................   5,012  236,065
    Mamiya-Op Co., Ltd.................................   8,000   14,981
    Mandom Corp........................................   3,000  101,295
    Mani, Inc..........................................     800   46,933
    Mars Engineering Corp..............................   2,700   47,766
    Marubeni Corp...................................... 121,300  669,544
    Marudai Food Co., Ltd..............................  27,000   96,701
*   Maruei Department Store Co., Ltd...................   5,000    5,914
    Marufuji Sheet Piling Co., Ltd.....................   3,000    9,242
    Maruha Nichiro Corp................................   8,500  126,490
    Marui Group Co., Ltd...............................  57,400  596,649

                                     1484

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Marusan Securities Co., Ltd........................  17,800 $  123,058
    Maruwa Co., Ltd....................................   3,400     91,841
    Maruyama Manufacturing Co., Inc....................  14,000     27,333
*   Maruzen CHI Holdings Co., Ltd......................   3,700     11,176
    Maruzen Showa Unyu Co., Ltd........................  13,000     43,783
    Marvelous, Inc.....................................   3,000     44,984
    Matsuda Sangyo Co., Ltd............................   5,700     64,693
    Matsui Construction Co., Ltd.......................   3,000     17,517
    Matsui Securities Co., Ltd.........................   8,000     67,662
    Matsumotokiyoshi Holdings Co., Ltd.................   9,800    322,963
    Matsuya Co., Ltd...................................   2,000     33,023
    Matsuya Foods Co., Ltd.............................   3,000     62,959
    Max Co., Ltd.......................................   8,000     86,955
    Maxvalu Tokai Co., Ltd.............................   1,600     24,457
    Mazda Motor Corp...................................  51,800  1,063,995
    McDonald's Holdings Co. Japan, Ltd.................   4,000     87,737
    MEC Co., Ltd.......................................   1,600     12,351
    Medipal Holdings Corp..............................  30,400    354,686
    Megachips Corp.....................................   5,300     63,675
    Megmilk Snow Brand Co., Ltd........................  15,400    211,715
    Meidensha Corp.....................................  61,000    181,953
    MEIJI Holdings Co., Ltd............................   8,887    976,473
    Meiko Network Japan Co., Ltd.......................   2,000     20,694
    Meisei Industrial Co., Ltd.........................  10,000     59,257
    Meitec Corp........................................   2,700     78,790
    Meiwa Corp.........................................   3,900     15,229
    Meiwa Estate Co., Ltd..............................   2,200      9,134
    Melco Holdings, Inc................................   1,100     17,362
    Message Co., Ltd...................................   2,200     58,736
    Michinoku Bank, Ltd. (The).........................  30,000     56,242
    Micronics Japan Co., Ltd...........................   2,200     59,486
    Mie Bank, Ltd. (The)...............................  22,000     48,756
    Milbon Co., Ltd....................................   1,196     33,830
    Mimasu Semiconductor Industry Co., Ltd.............   4,300     48,648
    Minato Bank, Ltd. (The)............................  44,000     84,695
    Minebea Co., Ltd...................................  70,000  1,079,971
    Ministop Co., Ltd..................................   3,500     47,230
    Miraca Holdings, Inc...............................  10,700    479,219
    Mirait Holdings Corp...............................  20,680    239,756
    Misawa Homes Co., Ltd..............................  10,500     93,025
    MISUMI Group, Inc..................................   6,500    242,797
    Mitani Corp........................................   3,700     85,114
    Mitani Sekisan Co., Ltd............................   1,200     20,440
    Mito Securities Co., Ltd...........................  13,000     45,169
    Mitsuba Corp.......................................  12,100    214,726
    Mitsubishi Chemical Holdings Corp.................. 373,000  1,933,196
    Mitsubishi Corp....................................  95,100  1,659,038
    Mitsubishi Electric Corp...........................  66,000    763,338
    Mitsubishi Estate Co., Ltd.........................  15,000    301,811
    Mitsubishi Gas Chemical Co., Inc...................  70,000    316,495
    Mitsubishi Heavy Industries, Ltd................... 250,500  1,382,658
    Mitsubishi Logistics Corp..........................  34,000    505,652
    Mitsubishi Materials Corp.......................... 250,000    788,340

                                     1485

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    Mitsubishi Motors Corp.............................    50,500 $  426,937
    Mitsubishi Nichiyu Forklift Co., Ltd...............     7,000     43,006
*   Mitsubishi Paper Mills, Ltd........................   113,000     83,180
    Mitsubishi Pencil Co., Ltd.........................     3,400    100,432
    Mitsubishi Research Institute, Inc.................     2,200     52,803
    Mitsubishi Shokuhin Co., Ltd.......................     2,100     46,614
    Mitsubishi Steel Manufacturing Co., Ltd............    41,000     83,001
    Mitsubishi Tanabe Pharma Corp......................    26,500    418,940
    Mitsubishi UFJ Financial Group, Inc................   471,500  2,505,676
    Mitsubishi UFJ Financial Group, Inc. ADR...........   398,245  2,110,698
    Mitsuboshi Belting Co., Ltd........................    12,000     98,078
    Mitsui & Co., Ltd..................................    84,300  1,072,696
    Mitsui & Co., Ltd. Sponsored ADR...................     1,892    480,568
    Mitsui Chemicals, Inc..............................   215,000    629,083
    Mitsui Engineering & Shipbuilding Co., Ltd.........   244,000    396,694
    Mitsui Fudosan Co., Ltd............................    15,000    379,224
    Mitsui High-Tec, Inc...............................     3,500     23,559
    Mitsui Home Co., Ltd...............................     9,000     37,878
    Mitsui Matsushima Co., Ltd.........................    36,000     38,040
    Mitsui Mining & Smelting Co., Ltd..................   210,000    438,516
    Mitsui OSK Lines, Ltd..............................   159,000    536,777
    Mitsui Sugar Co., Ltd..............................    31,000    105,119
    Mitsui-Soko Holdings Co., Ltd......................    33,000    110,634
    Miura Co., Ltd.....................................    16,800    189,757
    Miyaji Engineering Group, Inc......................    17,000     26,204
    Miyazaki Bank, Ltd. (The)..........................    56,000    194,014
    Miyoshi Oil & Fat Co., Ltd.........................    18,000     21,193
    Mizuho Financial Group, Inc........................ 1,822,055  2,979,275
    Mizuho Financial Group, Inc. ADR...................     5,047     16,251
    Mizuno Corp........................................    35,000    172,124
    Mochida Pharmaceutical Co., Ltd....................     2,400    131,789
    Monex Group, Inc...................................    53,400    109,631
    Monogatari Corp. (The).............................     1,300     45,076
    MonotaRO Co., Ltd..................................     6,200    157,277
    MORESCO Corp.......................................     1,900     35,258
    Morinaga & Co., Ltd................................    49,000    152,452
    Morinaga Milk Industry Co., Ltd....................    62,000    268,035
    Morita Holdings Corp...............................     9,000     99,331
    Morozoff, Ltd......................................     6,000     18,818
    Mory Industries, Inc...............................     2,000      7,078
    Moshi Moshi Hotline, Inc...........................     7,700     84,963
    Mr Max Corp........................................     8,300     20,392
    MS&AD Insurance Group Holdings.....................    34,813    846,450
    MTI, Ltd...........................................     7,100     89,463
    Murata Manufacturing Co., Ltd......................     6,600    712,498
    Musashi Seimitsu Industry Co., Ltd.................     8,400    158,163
    Musashino Bank, Ltd. (The).........................     2,700     88,500
    Mutoh Holdings Co., Ltd............................     8,000     31,336
    Nabtesco Corp......................................    11,800    304,635
    NAC Co., Ltd.......................................     1,900     17,179
    Nachi-Fujikoshi Corp...............................    63,000    338,761
    Nagaileben Co., Ltd................................     4,800     79,366
    Nagano Bank, Ltd. (The)............................    15,000     26,553

                                     1486

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Nagase & Co., Ltd..................................  31,300 $  389,112
    Nagatanien Co., Ltd................................   3,000     28,949
    Nagoya Railroad Co., Ltd...........................  81,000    318,209
    Nakabayashi Co., Ltd...............................   4,000      7,351
    Nakamuraya Co., Ltd................................   8,917     36,125
    Nakanishi, Inc.....................................   1,500     54,915
    Nankai Electric Railway Co., Ltd...................  52,000    208,178
    Nanto Bank, Ltd. (The).............................  83,000    278,252
    Natori Co., Ltd....................................     500      5,963
    NDS Co., Ltd.......................................   9,000     22,934
    NEC Capital Solutions, Ltd.........................     800     12,039
    NEC Corp........................................... 534,000  1,508,365
    NEC Networks & System Integration Corp.............   6,100    131,093
    NET One Systems Co., Ltd...........................  20,800    124,313
    Neturen Co., Ltd...................................  10,000     74,539
*   New Japan Chemical Co., Ltd........................   8,500     15,433
    Nexon Co., Ltd.....................................  16,100    158,480
    Next Co., Ltd......................................   4,900     40,887
    NGK Insulators, Ltd................................  26,000    523,932
    NGK Spark Plug Co., Ltd............................  16,000    474,318
    NH Foods, Ltd......................................  33,000    815,830
    NHK Spring Co., Ltd................................  46,700    421,226
    Nice Holdings, Inc.................................  16,000     25,700
    Nichi-iko Pharmaceutical Co., Ltd..................  14,600    262,912
    Nichia Steel Works, Ltd............................   2,000      5,822
    Nichias Corp.......................................  24,000    131,770
    Nichiban Co., Ltd..................................   1,000      3,884
    Nichicon Corp......................................  19,900    151,467
    Nichiha Corp.......................................   9,600    102,757
#   Nichii Gakkan Co...................................  11,200    116,832
    Nichimo Co., Ltd...................................   7,000     11,906
    Nichirei Corp......................................  87,000    461,179
    Nichireki Co., Ltd.................................   9,000     70,751
    Nidec Corp.........................................   3,618    246,225
    Nidec Corp. ADR....................................   8,634    146,864
    Nifco, Inc.........................................  14,200    489,147
    NIFTY Corp.........................................   1,300     14,526
    Nihon Chouzai Co., Ltd.............................     130      4,109
    Nihon Dempa Kogyo Co., Ltd.........................   4,400     35,076
    Nihon Eslead Corp..................................   1,000     10,408
    Nihon Kohden Corp..................................   6,200    306,683
    Nihon M&A Center, Inc..............................   5,300    183,943
    Nihon Nohyaku Co., Ltd.............................  14,100    165,830
    Nihon Parkerizing Co., Ltd.........................   9,000    214,567
    Nihon Shokuhin Kako Co., Ltd.......................   1,000      3,198
    Nihon Trim Co., Ltd................................   2,500     56,082
    Nihon Unisys, Ltd..................................  18,400    160,887
    Nihon Yamamura Glass Co., Ltd......................  19,000     27,527
    Nikkiso Co., Ltd...................................  13,400    117,924
#   Nikon Corp.........................................  39,500    501,188
    Nippo Corp.........................................  17,000    264,341
    Nippon Air Conditioning Services Co., Ltd..........   1,400     10,340
    Nippon Beet Sugar Manufacturing Co., Ltd...........  22,000     38,269

                                     1487

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Nippon Carbide Industries Co., Inc...................  16,000 $   29,823
    Nippon Carbon Co., Ltd...............................   5,000     10,206
*   Nippon Chemi-Con Corp................................  58,000    163,650
    Nippon Chemiphar Co., Ltd............................   9,000     42,767
    Nippon Chutetsukan K.K...............................   4,000      7,984
    Nippon Coke & Engineering Co., Ltd...................  48,000     44,659
#   Nippon Concrete Industries Co., Ltd..................   8,000     38,105
*   Nippon Denko Co., Ltd................................  31,865     80,315
    Nippon Densetsu Kogyo Co., Ltd.......................   9,600    137,748
    Nippon Electric Glass Co., Ltd....................... 103,000    531,586
    Nippon Express Co., Ltd.............................. 114,000    665,054
    Nippon Fine Chemical Co., Ltd........................   1,900     13,608
    Nippon Flour Mills Co., Ltd..........................  36,000    170,741
    Nippon Gas Co., Ltd..................................   7,500    184,389
    Nippon Hume Corp.....................................   3,500     25,806
    Nippon Jogesuido Sekkei Co., Ltd.....................     800     13,039
    Nippon Kanzai Co., Ltd...............................   2,200     47,850
    Nippon Kayaku Co., Ltd...............................  33,000    460,349
*   Nippon Kinzoku Co., Ltd..............................  14,000     16,993
    Nippon Koei Co., Ltd.................................  18,000     72,350
    Nippon Konpo Unyu Soko Co., Ltd......................  15,700    244,644
*   Nippon Koshuha Steel Co., Ltd........................  20,000     18,388
    Nippon Light Metal Holdings Co., Ltd................. 185,300    277,028
    Nippon Paint Holdings Co., Ltd.......................  16,000    501,204
    Nippon Paper Industries Co., Ltd.....................  26,100    411,573
    Nippon Parking Development Co., Ltd..................   4,900      5,246
    Nippon Pillar Packing Co., Ltd.......................   9,000     67,035
    Nippon Piston Ring Co., Ltd..........................  19,000     38,227
    Nippon Road Co., Ltd. (The)..........................  23,000    109,814
    Nippon Seisen Co., Ltd...............................   4,000     22,719
*   Nippon Sheet Glass Co., Ltd.......................... 302,000    277,268
    Nippon Shinyaku Co., Ltd.............................  11,000    363,377
    Nippon Shokubai Co., Ltd.............................  32,000    429,840
    Nippon Signal Co., Ltd. (The)........................  11,500    125,072
    Nippon Soda Co., Ltd.................................  51,000    290,052
    Nippon Steel & Sumikin Bussan Corp...................  49,520    180,918
    Nippon Steel & Sumikin Texeng Co., Ltd...............  12,000     52,009
    Nippon Steel & Sumitomo Metal Corp................... 770,120  1,799,996
*   Nippon Suisan Kaisha, Ltd............................  88,600    306,150
    Nippon Synthetic Chemical Industry Co., Ltd. (The)...  15,000     92,241
    Nippon Telegraph & Telephone Corp....................   2,600    153,886
    Nippon Telegraph & Telephone Corp. ADR...............  12,740    376,340
    Nippon Thompson Co., Ltd.............................  18,000     87,217
    Nippon Valqua Industries, Ltd........................  16,000     42,214
#*  Nippon Yakin Kogyo Co., Ltd..........................  27,000     53,890
    Nippon Yusen K.K..................................... 248,000    737,331
    Nipro Corp...........................................  42,600    373,110
    Nishi-Nippon City Bank, Ltd. (The)................... 160,000    519,577
    Nishi-Nippon Railroad Co., Ltd.......................  63,000    272,740
    Nishikawa Rubber Co., Ltd............................     200      3,321
    Nishimatsu Construction Co., Ltd.....................  48,000    192,825
    Nishimatsuya Chain Co., Ltd..........................  15,500    123,466
    Nishio Rent All Co., Ltd.............................   5,600    171,540

                                     1488

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Nissan Chemical Industries, Ltd....................  19,100 $  351,654
    Nissan Motor Co., Ltd.............................. 324,700  2,768,787
    Nissan Shatai Co., Ltd.............................  18,000    197,813
    Nissan Tokyo Sales Holdings Co., Ltd...............   3,000      6,715
    Nissei ASB Machine Co., Ltd........................   3,100     72,915
    Nissei Build Kogyo Co., Ltd........................  22,000     52,239
    Nissei Plastic Industrial Co., Ltd.................   3,900     45,914
    Nissha Printing Co., Ltd...........................   7,600    121,825
    Nisshin Oillio Group, Ltd. (The)...................  42,000    152,759
    Nisshin Seifun Group, Inc..........................  59,070    726,486
    Nisshin Steel Co., Ltd.............................  14,840    153,614
    Nisshinbo Holdings, Inc............................  40,000    449,488
    Nissin Corp........................................  17,000     42,340
    Nissin Electric Co., Ltd...........................  12,000     71,249
    Nissin Foods Holdings Co., Ltd.....................   3,000    161,909
    Nissin Kogyo Co., Ltd..............................  11,800    180,642
    Nissui Pharmaceutical Co., Ltd.....................   3,000     32,248
    Nitori Holdings Co., Ltd...........................   3,700    209,196
    Nitta Corp.........................................   4,200    100,892
    Nittetsu Mining Co., Ltd...........................  16,000     56,555
    Nitto Boseki Co., Ltd..............................  32,000    111,915
    Nitto Denko Corp...................................  16,700    996,964
    Nitto Kogyo Corp...................................   7,600    146,545
    Nitto Kohki Co., Ltd...............................   2,500     46,548
    Nittoc Construction Co., Ltd.......................   3,700     17,723
    NOF Corp...........................................  38,000    243,360
    Nohmi Bosai, Ltd...................................   4,000     50,032
    NOK Corp...........................................  26,500    762,282
    Nomura Co., Ltd....................................   6,700     63,196
    Nomura Holdings, Inc...............................  93,000    494,448
    Nomura Holdings, Inc. ADR.......................... 119,749    633,472
    Nomura Real Estate Holdings, Inc...................  28,700    482,928
    Nomura Research Institute, Ltd.....................   3,300    112,048
    Noritake Co., Ltd..................................  27,000     67,750
    Noritz Corp........................................  10,300    162,162
    North Pacific Bank, Ltd............................ 105,900    394,504
    NS Solutions Corp..................................   3,400     82,544
    NS United Kaiun Kaisha, Ltd........................  32,000    104,250
    NSD Co., Ltd.......................................   6,300     97,280
    NSK, Ltd...........................................  45,000    527,336
    NTN Corp........................................... 172,000    736,111
    NTT Data Corp......................................  10,600    403,201
    NTT DOCOMO, Inc.................................... 149,700  2,527,131
    NTT DOCOMO, Inc. Sponsored ADR.....................   9,600    162,048
    NTT Urban Development Corp.........................  11,300    108,414
    Nuflare Technology, Inc............................     600     21,860
    Obara Group, Inc...................................   2,900    144,736
    Obayashi Corp......................................  69,000    436,786
    Obayashi Road Corp.................................  10,000     58,448
    Obic Co., Ltd......................................   9,700    325,384
    Odakyu Electric Railway Co., Ltd...................  25,000    243,206
    Odelic Co., Ltd....................................     100      2,449
    Oenon Holdings, Inc................................  13,000     23,959

                                     1489

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Ogaki Kyoritsu Bank, Ltd. (The)....................  24,000 $   73,680
    Ohara, Inc.........................................   1,600      7,664
    Ohsho Food Service Corp............................   2,900    116,490
    Oiles Corp.........................................   6,384    117,812
    Oita Bank, Ltd. (The)..............................  46,000    161,247
    Oji Holdings Corp.................................. 195,000    735,045
    Okabe Co., Ltd.....................................   9,000     77,608
    Okamoto Industries, Inc............................  10,000     36,660
    Okamura Corp.......................................  16,600    121,600
    Oki Electric Industry Co., Ltd..................... 137,000    279,834
    Okinawa Cellular Telephone Co......................   2,300     66,375
    Okinawa Electric Power Co., Inc. (The).............   3,400    117,783
    OKK Corp...........................................  21,000     29,216
    OKUMA Corp.........................................  37,000    314,834
    Okumura Corp.......................................  61,000    278,353
    Okura Industrial Co., Ltd..........................  12,000     35,438
    Okuwa Co., Ltd.....................................   4,000     32,614
    Olympic Group Corp.................................   1,500     10,703
*   Olympus Corp.......................................  12,800    442,676
    Omron Corp.........................................  11,800    471,748
    ONO Sokki Co., Ltd.................................   2,500     19,254
    Onoken Co., Ltd....................................   4,100     33,547
    Onward Holdings Co., Ltd...........................  28,000    180,568
    Optex Co., Ltd.....................................   1,300     21,131
    Oracle Corp. Japan.................................   2,400     99,780
    Organo Corp........................................  12,000     48,411
    Oriental Land Co., Ltd.............................   1,200    290,749
    Origin Electric Co., Ltd...........................   6,000     25,398
    Osaka Gas Co., Ltd.................................  91,000    358,689
    Osaka Organic Chemical Industry, Ltd...............   1,400      5,893
    Osaka Steel Co., Ltd...............................   3,300     62,378
    OSAKA Titanium Technologies Co., Ltd...............   3,200     67,049
#   Osaki Electric Co., Ltd............................   4,000     27,189
    OSG Corp...........................................  25,800    475,024
    Otsuka Corp........................................   3,300    113,942
    Otsuka Holdings Co., Ltd...........................  21,000    649,720
    Outsourcing, Inc...................................     800     12,365
    Pacific Industrial Co., Ltd........................  10,000     81,159
*   Pacific Metals Co., Ltd............................  45,000    121,226
    Pack Corp. (The)...................................   2,600     51,109
    Pal Co., Ltd.......................................   3,200     83,120
    Paltac Corp........................................  10,350    130,278
    PanaHome Corp......................................  24,000    144,196
    Panasonic Corp.....................................  88,300  1,003,077
    Panasonic Corp. Sponsored ADR......................  64,414    731,099
    Panasonic Industrial Devices SUNX Co., Ltd.........   5,800     40,894
    Paramount Bed Holdings Co., Ltd....................   3,900    107,870
    Parco Co., Ltd.....................................   6,300     53,654
    Paris Miki Holdings, Inc...........................   3,700     15,011
    Park24 Co., Ltd....................................  13,100    224,148
    Pasco Corp.........................................   1,000      2,855
    Pasona Group, Inc..................................   2,700     15,308
    Penta-Ocean Construction Co., Ltd..................  55,000    209,629

                                     1490

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Pigeon Corp........................................   3,900 $  243,510
    Pilot Corp.........................................   3,300    195,590
    Piolax, Inc........................................   2,600    124,899
*   Pioneer Corp.......................................  87,200    163,983
    Plenus Co., Ltd....................................   6,400    110,059
    Pola Orbis Holdings, Inc...........................   4,200    178,855
    Press Kogyo Co., Ltd...............................  32,000    107,804
    Pressance Corp.....................................   2,000     63,906
    Prestige International, Inc........................   2,500     21,397
    Prima Meat Packers, Ltd............................  49,000    127,408
    Pronexus, Inc......................................   4,500     28,554
    Proto Corp.........................................   3,600     56,395
#   PS Mitsubishi Construction Co., Ltd................   5,200     21,495
    Qol Co., Ltd.......................................   1,800     12,838
    Raito Kogyo Co., Ltd...............................   9,000     89,167
*   Rakuten, Inc.......................................  21,800    301,805
*   Rasa Industries, Ltd...............................  39,000     43,375
    Relo Holdings, Inc.................................   2,600    193,757
    Renaissance, Inc...................................     500      4,923
    Rengo Co., Ltd.....................................  70,000    294,109
*   Renown, Inc........................................   7,000      6,646
    Resona Holdings, Inc............................... 201,900  1,001,668
    Resorttrust, Inc...................................  14,600    349,670
    Ricoh Co., Ltd..................................... 141,981  1,385,078
    Ricoh Leasing Co., Ltd.............................   5,900    154,409
    Right On Co., Ltd..................................   2,700     17,025
    Riken Corp.........................................  33,000    129,235
    Riken Technos Corp.................................  10,600     39,017
    Riken Vitamin Co., Ltd.............................   1,700     64,462
    Ringer Hut Co., Ltd................................   2,600     51,073
    Rinnai Corp........................................   1,600    107,098
    Riso Kagaku Corp...................................   7,360    127,959
#*  Riso Kyoiku Co., Ltd...............................   7,600     16,197
    Rock Field Co., Ltd................................   2,800     49,919
    Rohto Pharmaceutical Co., Ltd......................  17,600    236,393
    Rokko Butter Co., Ltd..............................   2,100     18,944
    Roland DG Corp.....................................   2,300     68,400
    Round One Corp.....................................  26,200    163,609
    Royal Holdings Co., Ltd............................   6,300     90,091
    Ryobi, Ltd.........................................  45,000    121,042
    Ryoden Trading Co., Ltd............................   2,000     13,755
    Ryohin Keikaku Co., Ltd............................   2,500    276,944
    Ryosan Co., Ltd....................................   9,900    210,148
    S Foods, Inc.......................................   2,000     35,880
    Sac's Bar Holdings, Inc............................   2,550     36,748
    Saibu Gas Co., Ltd.................................  48,000    106,312
    Saizeriya Co., Ltd.................................   8,300    134,353
    Sakai Chemical Industry Co., Ltd...................  28,000     99,641
    Sakai Moving Service Co., Ltd......................     900     29,754
    Sakai Ovex Co., Ltd................................  19,000     28,727
    Sakata INX Corp....................................  12,000    126,953
    Sakata Seed Corp...................................   9,400    163,257
    Sala Corp..........................................   3,000     15,176

                                     1491

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    San-A Co., Ltd.....................................   5,000 $  166,928
    San-Ai Oil Co., Ltd................................  19,000    126,081
    San-In Godo Bank, Ltd. (The).......................  33,000    269,264
    Sanden Corp........................................  28,000    130,768
    Sanei Architecture Planning Co., Ltd...............   1,300      9,932
    Sangetsu Co., Ltd..................................   9,900    265,141
*   Sanix, Inc.........................................   5,500     17,668
    Sanken Electric Co., Ltd...........................  38,000    310,809
    Sanko Marketing Foods Co., Ltd.....................     700      5,388
    Sanko Metal Industrial Co., Ltd....................   4,000      8,737
    Sankyo Co., Ltd....................................   6,000    215,640
    Sankyo Tateyama, Inc...............................   8,700    133,793
    Sankyu, Inc........................................  87,000    348,041
    Sanoh Industrial Co., Ltd..........................   6,500     40,905
    Sanrio Co., Ltd....................................   6,100    151,148
    Sanshin Electronics Co., Ltd.......................   7,000     47,734
    Santen Pharmaceutical Co., Ltd.....................   3,100    193,454
    Sanwa Holdings Corp................................  58,000    401,079
    Sanyo Chemical Industries, Ltd.....................  23,000    166,751
    Sanyo Denki Co., Ltd...............................  10,000     71,834
    Sanyo Electric Railway Co., Ltd....................   3,000     11,781
    Sanyo Shokai, Ltd..................................  38,000     89,533
    Sanyo Special Steel Co., Ltd.......................  36,000    120,818
    Sapporo Holdings, Ltd.............................. 120,000    505,471
    Sato Holdings Corp.................................   5,700    131,907
    Satori Electric Co., Ltd...........................   2,700     17,365
    Sawada Holdings Co., Ltd...........................   7,000     50,679
    Sawai Pharmaceutical Co., Ltd......................   5,200    314,677
    Saxa Holdings, Inc.................................   6,000     11,736
    SBI Holdings, Inc..................................  59,430    635,044
    SBS Holdings, Inc..................................   2,700     21,503
    Scroll Corp........................................   8,200     19,895
    SCSK Corp..........................................   4,900    122,016
    Secom Co., Ltd.....................................   7,000    406,323
    Sega Sammy Holdings, Inc...........................  19,900    259,142
    Seika Corp.........................................  16,000     39,553
    Seikitokyu Kogyo Co., Ltd..........................   4,300     20,292
    Seiko Epson Corp...................................  10,300    418,313
    Seiko Holdings Corp................................  51,000    278,171
    Seino Holdings Co., Ltd............................  33,000    359,084
    Seiren Co., Ltd....................................  10,500     85,585
    Sekisui Chemical Co., Ltd..........................  70,000    765,573
    Sekisui House, Ltd.................................  71,000    918,138
    Sekisui Jushi Corp.................................   7,900    105,019
    Sekisui Plastics Co., Ltd..........................  13,000     50,415
    Senko Co., Ltd.....................................  33,000    190,755
    Senshu Electric Co., Ltd...........................   1,300     17,360
    Senshu Ikeda Holdings, Inc.........................  59,440    263,940
    Senshukai Co., Ltd.................................   8,300     58,528
    Seria Co., Ltd.....................................   3,600    103,905
    Seven & I Holdings Co., Ltd........................  29,900  1,094,163
    Seven Bank, Ltd....................................  40,700    182,164
#*  Sharp Corp......................................... 133,000    260,349

                                     1492

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Shibaura Mechatronics Corp.........................  21,000 $ 51,854
    Shibuya Kogyo Co., Ltd.............................   2,600   53,896
    Shidax Corp........................................   1,700    7,782
    Shiga Bank, Ltd. (The).............................  67,000  373,729
    Shikibo, Ltd.......................................  29,000   29,058
    Shikoku Bank, Ltd. (The)...........................  67,000  140,034
    Shikoku Chemicals Corp.............................  11,000   85,440
*   Shikoku Electric Power Co., Inc....................  17,700  222,578
    Shima Seiki Manufacturing, Ltd.....................   9,100  159,719
    Shimachu Co., Ltd..................................  12,700  318,331
    Shimadzu Corp......................................  48,000  498,712
    Shimamura Co., Ltd.................................   5,100  453,650
    Shimano, Inc.......................................   2,900  383,361
    Shimizu Bank, Ltd. (The)...........................   1,800   44,274
    Shimizu Corp.......................................  59,000  407,079
    Shimojima Co., Ltd.................................     700    6,328
    Shin Nippon Air Technologies Co., Ltd..............   3,500   28,504
    Shin-Etsu Chemical Co., Ltd........................  15,100  999,834
    Shin-Keisei Electric Railway Co., Ltd..............   7,000   23,790
    Shinagawa Refractories Co., Ltd....................  17,000   38,255
    Shindengen Electric Manufacturing Co., Ltd.........  24,000  128,722
    Shinko Electric Industries Co., Ltd................  26,400  184,918
    Shinko Plantech Co., Ltd...........................   7,800   58,278
    Shinko Shoji Co., Ltd..............................   5,300   54,863
    Shinmaywa Industries, Ltd..........................  24,000  233,785
    Shinnihon Corp.....................................   6,900   26,058
    Shinsei Bank, Ltd.................................. 217,000  393,318
    Shinsho Corp.......................................   8,000   17,973
    Shionogi & Co., Ltd................................  29,300  879,212
    Ship Healthcare Holdings, Inc......................   6,800  168,758
    Shiroki Corp.......................................  13,000   34,128
    Shiseido Co., Ltd..................................  25,800  413,799
    Shizuoka Bank, Ltd. (The)..........................  74,000  676,191
    Shizuoka Gas Co., Ltd..............................  16,500  105,363
    SHO-BOND Holdings Co., Ltd.........................   2,100   88,897
    Shochiku Co., Ltd..................................   9,000   89,278
    Shoko Co., Ltd.....................................   4,000    5,575
    Showa Aircraft Industry Co., Ltd...................   2,000   19,402
    Showa Corp.........................................  15,400  156,446
    Showa Denko K.K.................................... 452,000  577,690
    Showa Sangyo Co., Ltd..............................  18,000   74,144
    Showa Shell Sekiyu K.K.............................  45,500  444,059
    Siix Corp..........................................   7,200  154,569
    Sinanen Co., Ltd...................................  10,000   39,151
    Sinfonia Technology Co., Ltd.......................  20,000   31,694
    Sinko Industries, Ltd..............................   1,900   22,028
    Sintokogio, Ltd....................................  15,700  110,835
    SKY Perfect JSAT Holdings, Inc.....................  48,500  293,710
    SMC Corp...........................................     900  241,350
    SMK Corp...........................................  14,000   58,158
    SMS Co., Ltd.......................................   4,200   37,857
    Soda Nikka Co., Ltd................................   3,000   12,795
    Sodick Co., Ltd....................................  11,700  100,913

                                     1493

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Softbank Corp......................................  27,996 $1,647,611
    Software Service, Inc..............................     300     10,174
    Sogo Medical Co., Ltd..............................   1,600     77,083
    Sojitz Corp........................................ 294,700    380,931
    Sompo Japan Nipponkoa Holdings, Inc................  22,075    612,515
    Sony Corp..........................................  26,000    611,548
    Sony Corp. Sponsored ADR...........................  52,202  1,215,785
    Sony Financial Holdings, Inc.......................  19,700    273,791
    Sotetsu Holdings, Inc..............................  48,000    219,507
    Square Enix Holdings Co., Ltd......................   5,900    129,530
    ST Corp............................................   1,400     12,091
    St Marc Holdings Co., Ltd..........................   2,700    173,618
    Stanley Electric Co., Ltd..........................  18,100    402,852
    Star Micronics Co., Ltd............................   8,400    104,943
    Start Today Co., Ltd...............................   6,000    121,279
    Starts Corp., Inc..................................   3,000     41,588
    Starzen Co., Ltd...................................  12,000     41,518
    Stella Chemifa Corp................................   2,500     27,512
    Studio Alice Co., Ltd..............................   3,400     53,250
    Sugi Holdings Co., Ltd.............................   3,300    154,944
#*  Sumco Corp.........................................  21,700    364,187
    Sumida Corp........................................   3,200     21,296
    Suminoe Textile Co., Ltd...........................  13,000     32,671
    Sumitomo Bakelite Co., Ltd.........................  57,000    235,919
    Sumitomo Chemical Co., Ltd......................... 333,355  1,311,519
    Sumitomo Corp......................................  80,600    795,389
    Sumitomo Dainippon Pharma Co., Ltd.................  18,000    189,219
    Sumitomo Densetsu Co., Ltd.........................   4,800     56,862
    Sumitomo Electric Industries, Ltd..................  71,600    922,615
    Sumitomo Forestry Co., Ltd.........................  37,000    344,136
    Sumitomo Heavy Industries, Ltd..................... 140,000    757,597
    Sumitomo Metal Mining Co., Ltd.....................  56,000    800,356
#*  Sumitomo Mitsui Construction Co., Ltd.............. 164,300    230,064
    Sumitomo Mitsui Financial Group, Inc............... 110,183  3,697,392
    Sumitomo Mitsui Trust Holdings, Inc................ 249,440    877,162
    Sumitomo Osaka Cement Co., Ltd..................... 118,000    343,126
    Sumitomo Precision Products Co., Ltd...............   7,000     29,917
    Sumitomo Real Estate Sales Co., Ltd................   3,400     80,420
    Sumitomo Realty & Development Co., Ltd.............   9,000    287,074
    Sumitomo Riko Co, Ltd..............................  14,700    119,838
    Sumitomo Rubber Industries, Ltd....................  33,200    516,276
    Sumitomo Seika Chemicals Co., Ltd..................  14,000     99,200
    Sumitomo Warehouse Co., Ltd. (The).................  49,000    274,264
    Sun Frontier Fudousan Co., Ltd.....................   6,100     47,407
    Sun-Wa Technos Corp................................   3,400     34,812
    Sundrug Co., Ltd...................................   4,500    191,011
    Suntory Beverage & Food, Ltd.......................   2,100     73,644
    Suruga Bank, Ltd...................................  25,000    469,395
    Suzuken Co., Ltd...................................  12,000    338,069
    Suzuki Motor Corp..................................  32,200  1,018,169
    Sysmex Corp........................................   7,800    348,560
    Systena Corp.......................................   2,400     17,357
    T Hasegawa Co., Ltd................................   3,800     54,889

                                     1494

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    T RAD Co., Ltd.....................................  14,000 $ 28,538
    T&D Holdings, Inc..................................  86,200  970,749
    T&K Toka Co., Ltd..................................   2,800   53,074
    T-Gaia Corp........................................   4,300   46,711
    Tabuchi Electric Co., Ltd..........................   6,000   53,324
    Tachi-S Co., Ltd...................................   7,300  106,348
    Tachibana Eletech Co., Ltd.........................   2,600   35,916
    Tadano, Ltd........................................  20,000  240,716
    Taiheiyo Cement Corp............................... 119,000  349,188
    Taiho Kogyo Co., Ltd...............................   6,900   76,725
    Taikisha, Ltd......................................   5,600  133,218
    Taiko Bank, Ltd. (The).............................   1,000    1,880
    Taiko Pharmaceutical Co., Ltd......................   4,000   61,557
    Taisei Corp........................................  45,000  261,023
    Taisei Lamick Co., Ltd.............................   1,100   26,482
    Taiyo Holdings Co., Ltd............................   2,800  101,783
    Taiyo Yuden Co., Ltd...............................  34,500  428,108
    Takagi Securities Co., Ltd.........................  10,000   20,301
    Takaoka Toko Co., Ltd..............................   1,980   29,325
    Takara Holdings, Inc...............................  32,000  204,116
    Takara Leben Co., Ltd..............................  36,800  191,966
    Takara Standard Co., Ltd...........................  29,000  220,686
    Takasago International Corp........................  15,000   74,600
    Takasago Thermal Engineering Co., Ltd..............  14,600  183,161
    Takashima & Co., Ltd...............................  16,000   33,117
    Takashimaya Co., Ltd...............................  67,000  587,663
#   Takata Corp........................................  11,500  134,127
    Take And Give Needs Co., Ltd.......................   1,920   15,654
    Takeda Pharmaceutical Co., Ltd.....................  16,000  799,350
    Takeei Corp........................................   5,400   41,699
    Takeuchi Manufacturing Co., Ltd....................   3,300  121,035
    Takihyo Co., Ltd...................................   5,000   17,563
    Takiron Co., Ltd...................................  10,000   44,373
    Takisawa Machine Tool Co., Ltd.....................  14,000   25,112
    Takuma Co., Ltd....................................  21,000  148,031
    Tama Home Co., Ltd.................................   1,700    7,686
    Tamron Co., Ltd....................................   3,700   72,269
    Tamura Corp........................................  19,000   63,926
    Tanseisha Co., Ltd.................................   5,200   35,585
    Tatsuta Electric Wire and Cable Co., Ltd...........  15,000   62,533
    Tayca Corp.........................................   5,000   17,841
    TBK Co., Ltd.......................................   7,000   36,348
    TDK Corp...........................................  11,700  729,163
    TDK Corp. Sponsored ADR............................   7,012  447,716
    Teijin, Ltd........................................ 252,000  750,669
    Teikoku Electric Manufacturing Co., Ltd............   5,600   58,233
    Terumo Corp........................................  12,500  309,987
    THK Co., Ltd.......................................  14,300  347,283
    Toa Corp.(6894434).................................   6,000   60,215
    Toa Corp.(6894508).................................  68,000  115,683
    Toa Oil Co., Ltd...................................   6,000    7,400
    TOA ROAD Corp......................................  18,000   65,978
    Toagosei Co., Ltd..................................  64,000  255,825

                                     1495

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
JAPAN -- (Continued)
#*  Tobishima Corp..................................... 31,100 $   67,837
    Tobu Railway Co., Ltd.............................. 43,000    206,790
    Tobu Store Co., Ltd................................ 10,000     23,876
    TOC Co., Ltd....................................... 16,400     99,694
    Tocalo Co., Ltd....................................  2,800     47,137
    Tochigi Bank, Ltd. (The)........................... 31,000    143,153
    Toda Corp.......................................... 56,000    200,275
*   Toda Kogyo Corp.................................... 11,000     46,692
    Toei Animation Co., Ltd............................    900     30,851
    Toei Co., Ltd...................................... 20,000    115,834
    Toenec Corp........................................  3,000     14,941
    Toho Bank, Ltd. (The).............................. 74,000    259,836
    Toho Co., Ltd.(6895200)............................  5,200    117,661
    Toho Co., Ltd.(6895211)............................  9,000     33,334
    Toho Gas Co., Ltd.................................. 44,000    239,087
    Toho Holdings Co., Ltd............................. 14,300    199,172
#*  Toho Titanium Co., Ltd.............................  8,100     57,210
    Toho Zinc Co., Ltd................................. 46,000    144,394
    Tohoku Bank, Ltd. (The)............................ 19,000     25,113
    Tohoku Electric Power Co., Inc..................... 19,900    250,673
    Tokai Carbon Co., Ltd.............................. 61,000    175,760
    Tokai Corp/Gifu....................................  2,100     65,269
    TOKAI Holdings Corp................................ 24,400    109,935
    Tokai Lease Co., Ltd...............................  2,000      3,615
    Tokai Rika Co., Ltd................................ 17,700    364,479
    Token Corp.........................................  2,220     92,010
    Tokio Marine Holdings, Inc......................... 51,500  1,797,978
    Tokio Marine Holdings, Inc. ADR....................  1,000     34,930
#   Toko, Inc..........................................  6,000     15,980
    Tokushu Tokai Paper Co., Ltd....................... 22,000     54,255
    Tokuyama Corp...................................... 94,000    208,810
    Tokyo Dome Corp.................................... 54,000    249,765
*   Tokyo Electric Power Co., Inc...................... 61,688    261,780
    Tokyo Electron Device, Ltd.........................    200      2,587
    Tokyo Electron, Ltd................................ 14,000    979,905
    Tokyo Energy & Systems, Inc........................  6,000     42,916
    Tokyo Gas Co., Ltd................................. 59,000    351,942
    Tokyo Keiki, Inc................................... 12,000     28,696
    Tokyo Rakutenchi Co., Ltd..........................  7,000     29,646
*   Tokyo Rope Manufacturing Co., Ltd.................. 27,000     50,646
    Tokyo Sangyo Co., Ltd..............................  4,000     16,214
    Tokyo Seimitsu Co., Ltd............................  8,700    176,922
    Tokyo Steel Manufacturing Co., Ltd................. 27,700    208,150
    Tokyo Tatemono Co., Ltd............................ 47,000    317,305
    Tokyo Tekko Co., Ltd............................... 12,000     59,873
    Tokyo Theatres Co., Inc............................ 21,000     25,288
*   Tokyo TY Financial Group, Inc......................  9,713    278,020
    Tokyu Corp......................................... 49,000    324,297
    Tokyu Fudosan Holdings Corp........................ 63,525    393,733
    Toli Corp.......................................... 17,000     35,385
    Tomato Bank, Ltd................................... 11,000     16,413
    Tomen Devices Corp.................................    100      1,549
    Tomoe Corp.........................................  9,500     34,623

                                     1496

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Tomoe Engineering Co., Ltd.........................   2,100 $   29,929
    Tomoku Co., Ltd....................................  21,000     50,305
    TOMONY Holdings, Inc...............................  54,000    233,134
    Tomy Co., Ltd......................................  30,000    166,182
    Tonami Holdings Co., Ltd...........................  16,000     56,419
    TonenGeneral Sekiyu K.K............................  14,000    123,770
    Topcon Corp........................................  12,700    251,657
    Toppan Forms Co., Ltd..............................  20,000    207,805
    Toppan Printing Co., Ltd...........................  67,000    447,564
    Topre Corp.........................................  13,700    188,412
    Topy Industries, Ltd...............................  71,000    159,903
    Toray Industries, Inc.............................. 167,000  1,422,519
    Toridoll.corp......................................   4,800     69,660
#   Torishima Pump Manufacturing Co., Ltd..............   9,100     66,872
    Tosei Corp.........................................   9,800     59,835
    Toshiba Corp....................................... 337,000  1,347,522
    Toshiba Machine Co., Ltd...........................  21,000     80,530
    Toshiba Plant Systems & Services Corp..............   9,000    137,950
    Toshiba TEC Corp...................................  40,000    246,750
    Tosho Co., Ltd.....................................   1,600     40,351
    Tosho Printing Co., Ltd............................  11,000     30,022
    Tosoh Corp......................................... 155,000    835,583
    Totetsu Kogyo Co., Ltd.............................   6,000    143,210
    TOTO, Ltd..........................................  25,000    275,983
    Tottori Bank, Ltd. (The)...........................  13,000     25,729
    Towa Bank, Ltd. (The)..............................  98,000     80,461
    Towa Corp..........................................   4,000     24,379
    Towa Pharmaceutical Co., Ltd.......................   3,100    141,011
    Toyo Construction Co., Ltd.........................  18,700     89,592
    Toyo Denki Seizo - Toyo Electric Manufacturing
      Co., Ltd.........................................   8,000     28,911
    Toyo Engineering Corp..............................  22,000     74,144
    Toyo Ink SC Holdings Co., Ltd......................  59,000    276,173
    Toyo Kanetsu K.K...................................  27,000     55,136
    Toyo Securities Co., Ltd...........................  21,000     61,538
    Toyo Seikan Group Holdings, Ltd....................  31,100    399,017
    Toyo Suisan Kaisha, Ltd............................  11,000    386,991
    Toyo Tanso Co., Ltd................................   4,700     75,372
    Toyo Tire & Rubber Co., Ltd........................  21,500    484,257
    Toyo Wharf & Warehouse Co., Ltd....................   6,000     10,172
    Toyobo Co., Ltd.................................... 292,000    392,722
    Toyoda Gosei Co., Ltd..............................  26,100    574,970
    Toyota Boshoku Corp................................  20,100    265,339
    Toyota Motor Corp..................................  51,655  3,330,246
#   Toyota Motor Corp. Sponsored ADR...................  41,028  5,286,458
    Toyota Tsusho Corp.................................  36,700    869,149
    TPR Co., Ltd.......................................   6,400    161,954
    Trancom Co., Ltd...................................   2,000     85,768
    Transcosmos, Inc...................................   5,800    101,535
*   Trend Micro, Inc...................................   7,700    217,457
    Trusco Nakayama Corp...............................   6,100    162,458
    TS Tech Co., Ltd...................................  17,800    448,471
    Tsubakimoto Chain Co...............................  45,000    362,312
*   Tsudakoma Corp.....................................  12,000     15,844

                                     1497

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Tsugami Corp.......................................  15,000 $ 85,682
    Tsukada Global Holdings, Inc.......................   2,000   12,281
    Tsukishima Kikai Co., Ltd..........................   6,000   64,787
    Tsukuba Bank, Ltd..................................  21,400   62,472
    Tsukui Corp........................................   6,200   57,303
#   Tsumura & Co.......................................  13,100  298,103
    Tsuruha Holdings, Inc..............................   5,000  335,980
    Tsurumi Manufacturing Co., Ltd.....................   4,000   66,794
    UACJ Corp..........................................  89,908  220,813
    Ube Industries, Ltd................................ 268,200  401,671
    Uchida Yoko Co., Ltd...............................   5,000   15,592
    Uchiyama Holdings Co., Ltd.........................   1,500    7,689
    UKC Holdings Corp..................................   2,700   41,465
*   Ulvac, Inc.........................................  14,100  201,961
    Unicharm Corp......................................   6,000  165,322
    Uniden Corp........................................  12,000   22,699
    Union Tool Co......................................   3,600  100,532
    Unipres Corp.......................................  13,100  227,885
    United Arrows, Ltd.................................   3,800  108,008
*   Unitika, Ltd....................................... 233,000  108,450
    Universal Entertainment Corp.......................   7,600  128,499
    UNY Group Holdings Co., Ltd........................  74,800  430,367
*   Usen Corp..........................................  32,570   85,366
    Ushio, Inc.........................................  29,000  335,969
    USS Co., Ltd.......................................  12,400  194,538
    UT Holdings Co., Ltd...............................   5,700   23,290
    Utoc Corp..........................................   2,600   13,366
    Valor Co., Ltd.....................................  12,100  228,246
    Vital KSK Holdings, Inc............................   7,300   56,078
    Vitec Co., Ltd.....................................   1,200    9,913
    VT Holdings Co., Ltd...............................  11,600   46,684
    Wacoal Holdings Corp...............................  29,000  287,445
    Wacom Co., Ltd.....................................  30,900  130,557
    Wakachiku Construction Co., Ltd....................  18,000   30,809
    Wakita & Co., Ltd..................................  12,300  116,584
    Warabeya Nichiyo Co., Ltd..........................   3,200   53,535
    WATAMI Co., Ltd....................................   8,800   87,105
    Weathernews, Inc...................................   1,800   45,596
    Welcia Holdings Co., Ltd...........................   4,300  158,279
    Wellnet Corp.......................................     600   10,964
    West Holdings Corp.................................   2,400   19,014
    West Japan Railway Co..............................   7,300  375,466
    Wood One Co., Ltd..................................   7,000   16,170
    Wowow, Inc.........................................   1,700   73,330
    Xebio Co., Ltd.....................................   8,000  123,831
    Yahagi Construction Co., Ltd.......................   5,000   37,231
    Yahoo Japan Corp...................................  36,500  122,754
    Yaizu Suisankagaku Industry Co., Ltd...............     500    4,377
    Yakult Honsha Co., Ltd.............................   1,900  115,075
    YAMABIKO Corp......................................   2,100   90,377
    Yamada Denki Co., Ltd.............................. 168,400  625,628
    Yamagata Bank, Ltd. (The)..........................  55,000  232,133
    Yamaguchi Financial Group, Inc.....................  50,000  520,198

                                     1498

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- ------------
JAPAN -- (Continued)
    Yamaha Corp........................................  36,400 $    530,089
    Yamaha Motor Co., Ltd..............................  27,900      611,914
    Yamaichi Electronics Co., Ltd......................   9,600       66,780
    Yamanashi Chuo Bank, Ltd. (The)....................  39,000      155,752
    Yamatane Corp......................................  21,000       31,090
    Yamato Holdings Co., Ltd...........................  29,700      671,708
    Yamato Kogyo Co., Ltd..............................   8,700      223,902
    Yamaya Corp........................................     400        5,257
    Yamazaki Baking Co., Ltd...........................  26,000      382,799
    Yamazen Corp.......................................  13,000       91,388
    Yaoko Co., Ltd.....................................   1,900      123,518
#   Yaskawa Electric Corp..............................  23,400      299,145
    Yasuda Logistics Corp..............................   4,900       42,911
    Yellow Hat, Ltd....................................   3,300       64,550
    Yokogawa Bridge Holdings Corp......................   7,000       78,419
    Yokogawa Electric Corp.............................  18,200      190,548
    Yokohama Reito Co., Ltd............................  14,100       97,806
    Yokohama Rubber Co., Ltd. (The)....................  65,000      611,518
    Yokowo Co., Ltd....................................   3,300       17,867
    Yomiuri Land Co., Ltd..............................  14,000       55,927
    Yondoshi Holdings, Inc.............................   3,500       53,611
    Yorozu Corp........................................   4,600       89,078
    Yoshinoya Holdings Co., Ltd........................  10,200      115,508
    Yuasa Trading Co., Ltd.............................   4,000       82,310
    Yuken Kogyo Co., Ltd...............................   9,000       18,671
    Yumeshin Holdings Co., Ltd.........................   2,500       15,874
    Yurtec Corp........................................   5,000       33,799
    Yusen Logistics Co., Ltd...........................   5,100       61,064
    Zenrin Co., Ltd....................................   5,000       64,329
#   Zensho Holdings Co., Ltd...........................  35,200      318,267
    Zeon Corp..........................................  52,000      531,010
    ZERIA Pharmaceutical Co., Ltd......................   4,200       67,991
    Zojirushi Corp.....................................   3,000       20,066
    Zuiko Corp.........................................     500       19,725
                                                                ------------
TOTAL JAPAN............................................          316,494,603
                                                                ------------
MALAYSIA -- (0.9%)
    Aeon Co. M Bhd..................................... 120,000       98,633
    Affin Holdings Bhd................................. 109,590       86,628
    AirAsia Bhd........................................ 453,200      349,517
*   Alam Maritim Resources Bhd......................... 106,700       18,755
    Alliance Financial Group Bhd....................... 229,200      301,726
*   Amcorp Properties Bhd..............................  27,200        6,040
    AMMB Holdings Bhd.................................. 272,600      470,296
    APM Automotive Holdings Bhd........................  34,700       47,376
    Astro Malaysia Holdings Bhd........................  35,600       28,620
    Axiata Group Bhd................................... 136,425      270,333
    Batu Kawan Bhd.....................................  30,000      151,794
    Benalec Holdings Bhd...............................  48,000       11,005
    Berjaya Corp. Bhd.................................. 857,000       95,416
    Berjaya Land Bhd...................................  76,000       16,662
    Berjaya Sports Toto Bhd............................  96,470       90,046
    BIMB Holdings Bhd..................................  73,900       83,676

                                     1499

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
MALAYSIA -- (Continued)
    Bonia Corp. Bhd....................................  82,000 $ 21,507
    Boustead Holdings Bhd.............................. 112,704  144,235
    Boustead Plantations Bhd...........................  22,500    8,839
    British American Tobacco Malaysia Bhd..............   8,100  147,243
*   Bumi Armada Bhd.................................... 267,350   88,440
    Bursa Malaysia Bhd.................................  38,400   86,573
    Cahya Mata Sarawak Bhd............................. 134,100  154,954
    Carlsberg Brewery Malaysia Bhd Class B.............  30,500   98,643
    CB Industrial Product Holding Bhd.................. 102,800   59,127
    CIMB Group Holdings Bhd............................ 305,994  463,263
    Coastal Contracts Bhd..............................  42,800   34,436
    CSC Steel Holdings Bhd.............................  47,300   13,155
    Cypark Resources Bhd...............................  22,100   11,218
    Dayang Enterprise Holdings Bhd.....................  54,439   40,749
    Dialog Group Bhd................................... 390,658  174,008
    DiGi.Com Bhd.......................................  61,000  107,775
    DKSH Holdings Malaysia Bhd.........................  22,800   39,441
    DRB-Hicom Bhd...................................... 336,400  165,298
    Dutch Lady Milk Industries Bhd.....................   2,400   31,090
    Eastern & Oriental Bhd............................. 213,950  134,675
    Faber Group Bhd....................................  98,900   69,124
    Gamuda Bhd......................................... 247,200  345,523
    Genting Bhd........................................ 132,500  322,047
    Genting Malaysia Bhd............................... 376,500  420,523
    Genting Plantations Bhd............................  47,900  134,238
    Globetronics Technology Bhd........................  37,900   50,144
    Glomac Bhd.........................................  86,600   23,609
    Guinness Anchor Bhd................................  23,000   76,317
    HAP Seng Consolidated Bhd.......................... 242,580  294,707
    Hap Seng Plantations Holdings Bhd..................  77,600   54,427
    Hartalega Holdings Bhd.............................  32,000   66,870
    Hock Seng LEE BHD..................................  55,900   26,012
    Hong Leong Bank Bhd................................  61,580  237,487
    Hong Leong Financial Group Bhd.....................  41,700  193,827
    Hong Leong Industries Bhd..........................  31,400   37,987
    Hua Yang Bhd.......................................  48,800   28,829
*   Hume Industries Bhd................................  33,912   34,027
    IJM Corp. Bhd...................................... 410,060  779,756
    IJM Land Bhd....................................... 143,000  140,496
    IJM Plantations Bhd................................  80,200   77,144
    Inari Amertron Bhd.................................  45,900   36,147
    Insas Bhd.......................................... 128,000   28,264
    IOI Corp. Bhd......................................  81,326  105,388
    IOI Properties Group Bhd...........................  29,180   16,527
*   Iris Corp. Bhd..................................... 271,500   25,251
*   Iskandar Waterfront City Bhd.......................  91,000   34,501
    Jaya Tiasa Holdings Bhd............................  89,500   45,531
    JCY International Bhd.............................. 139,200   26,756
    Kian JOO CAN Factory Bhd...........................  56,700   46,087
    KLCCP Stapled Group................................  52,600   99,970
*   KNM Group Bhd...................................... 446,525   72,939
    Kossan Rubber Industries...........................  59,300   85,114
    KPJ Healthcare Bhd.................................  66,550   71,943

                                     1500

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
MALAYSIA -- (Continued)
    KSL Holdings Bhd...................................... 123,800 $ 68,300
    Kuala Lumpur Kepong Bhd...............................  27,100  169,076
    Kulim Malaysia Bhd.................................... 119,700  100,192
    Kumpulan Perangsang Selangor Bhd......................  43,300   17,880
    Lafarge Malaysia Bhd..................................  54,000  147,480
    Land & General BHD.................................... 224,700   32,333
*   Landmarks Bhd.........................................  74,700   21,351
    LBS Bina Group Bhd....................................  88,200   37,380
    Lingkaran Trans Kota Holdings Bhd.....................  39,000   40,533
    Lion Industries Corp. Bhd............................. 118,500   15,953
    LPI Capital Bhd.......................................   8,480   48,149
    Magnum Bhd............................................  70,400   54,077
    Mah Sing Group Bhd.................................... 307,348  161,322
    Malayan Banking Bhd................................... 333,589  800,841
    Malaysia Airports Holdings Bhd........................ 144,625  284,892
    Malaysia Building Society Bhd.........................  94,214   54,906
    Malaysia Marine and Heavy Engineering Holdings Bhd....  31,800   13,737
    Malaysian Bulk Carriers Bhd...........................  65,400   25,517
    Malaysian Pacific Industries Bhd......................  25,375   40,302
    Malaysian Resources Corp. Bhd......................... 338,650  125,575
    Malton Bhd............................................  43,400    9,949
    Maxis Bhd.............................................  54,500  106,416
    MBM Resources Bhd.....................................  42,310   36,750
    Media Prima Bhd....................................... 143,900   74,044
    Mega First Corp. BHD..................................  18,600   12,078
    MISC Bhd..............................................  54,880  117,197
    MK Land Holdings BHD.................................. 131,800   15,369
    MKH Bhd...............................................  67,480   50,737
    MMC Corp. Bhd......................................... 259,200  172,789
    MNRB Holdings Bhd.....................................  17,800   19,060
    Mudajaya Group Bhd....................................  54,900   24,464
    Muhibbah Engineering M Bhd............................ 115,700   60,322
*   Mulpha International Bhd.............................. 518,800   50,666
    My EG Services Bhd....................................  97,000   68,200
    Naim Holdings Bhd.....................................  48,600   40,073
    Nestle Malaysia Bhd...................................   5,100  100,427
    Oldtown Bhd...........................................  93,900   42,578
    OSK Holdings Bhd...................................... 178,863   95,242
    Padini Holdings Bhd................................... 164,300   66,013
    Pantech Group Holdings Bhd............................  51,700   10,302
    Paramount Corp. Bhd...................................  32,600   13,016
*   Parkson Holdings Bhd.................................. 248,817  169,877
    Perdana Petroleum Bhd................................. 157,960   49,408
*   Perisai Petroleum Teknologi Bhd....................... 109,200   14,163
    Petronas Chemicals Group Bhd.......................... 138,800  194,524
    Petronas Dagangan Bhd.................................  17,100   83,201
    Petronas Gas Bhd......................................  25,100  153,488
    Pharmaniaga Bhd.......................................  29,900   40,316
    Pos Malaysia Bhd...................................... 110,100  142,175
    PPB Group Bhd.........................................  59,840  239,309
    Press Metal Bhd....................................... 122,800   90,999
    Prestariang Bhd.......................................  37,600   18,992
    Protasco Bhd..........................................  96,000   40,884

                                     1501

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
MALAYSIA -- (Continued)
    Public Bank Bhd......................................    55,140 $   275,425
*   Puncak Niaga Holding Bhd.............................    15,500      11,255
    QL Resources Bhd.....................................    84,050      80,807
    RCE Capital Bhd......................................   430,500      37,271
    RHB Capital Bhd......................................   105,144     236,297
    Salcon Bhd...........................................   181,700      32,391
    Sapurakencana Petroleum Bhd..........................   283,943     208,715
    Sarawak Oil Palms Bhd................................    31,000      47,889
    Scientex Bhd.........................................    24,000      43,822
*   Scomi Energy Services Bhd............................   213,100      33,290
*   Scomi Group Bhd......................................   335,900      21,656
    Selangor Properties Bhd..............................    24,800      38,126
    Shangri-La Hotels Malaysia Bhd.......................     6,900      12,986
*   Shell Refining Co. Federation of Malaya Bhd..........    25,800      39,248
    Sime Darby Bhd.......................................   161,919     419,439
    SP Setia Bhd Group...................................    51,300      49,759
    Star Publications Malaysia Bhd.......................    50,500      35,426
    Sunway Bhd...........................................   219,800     201,332
    Supermax Corp. Bhd...................................   125,800      77,854
    Suria Capital Holdings Bhd...........................    16,100      10,095
    Syarikat Takaful Malaysia Bhd........................     7,000      22,825
    Ta Ann Holdings Bhd..................................    66,881      69,579
    TA Enterprise Bhd....................................   333,600      68,307
    Tambun Indah Land Bhd................................    80,300      40,966
    TAN Chong Motor Holdings Bhd.........................   100,000      91,905
    TDM Bhd..............................................   124,400      27,024
    Telekom Malaysia Bhd.................................   101,402     195,067
    Tenaga Nasional Bhd..................................    71,550     285,379
*   TH Heavy Engineering Bhd.............................   191,000      17,502
    Top Glove Corp. Bhd..................................   104,800     144,047
    Tropicana Corp. Bhd..................................    44,600      12,877
    TSH Resources Bhd....................................   164,100     101,345
    Tune Ins Holdings Bhd................................    43,500      21,654
    UEM Sunrise Bhd......................................   394,058     137,386
    UMW Holdings Bhd.....................................   136,500     409,958
    Unisem M Bhd.........................................   147,200      82,161
    United Plantations Bhd...............................    11,300      76,250
    UOA Development Bhd..................................    46,700      27,024
    Uzma Bhd.............................................    11,000       5,873
    VS Industry Bhd......................................    52,700      52,061
    Wah Seong Corp. Bhd..................................    71,700      25,592
    WCT Holdings Bhd.....................................   286,951     126,162
    WTK Holdings Bhd.....................................    72,500      22,712
    Yinson Holdings BHD..................................    37,600      29,377
    YNH Property Bhd.....................................   100,616      53,396
    YTL Corp. Bhd........................................ 1,236,583     599,761
    YTL Power International Bhd..........................   196,350      86,496
    Zhulian Corp. Bhd....................................    45,600      26,414
                                                                    -----------
TOTAL MALAYSIA...........................................            17,713,711
                                                                    -----------
MEXICO -- (1.0%)
    Alfa S.A.B. de C.V. Class A..........................   588,810   1,074,742
    Alpek S.A.B. de C.V..................................     5,900       6,573

                                     1502

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
MEXICO -- (Continued)
*   Alsea S.A.B. de C.V...................................   113,347 $  303,152
    America Movil S.A.B. de C.V. Series L.................   494,914    530,259
    America Movil S.A.B. de C.V. Series L ADR.............    23,684    506,601
    Arca Continental S.A.B. de C.V........................   131,502    779,914
*   Axtel S.A.B. de C.V...................................   301,200     68,320
    Banregio Grupo Financiero S.A.B. de C.V...............    74,844    387,864
    Bolsa Mexicana de Valores S.A.B. de C.V...............    98,371    162,360
*   Cemex S.A.B. de C.V................................... 1,402,166  1,245,060
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR..........     2,300    186,967
    Compartamos S.A.B. de C.V.............................   106,000    201,329
*   Consorcio ARA S.A.B. de C.V. Series *.................   277,100    118,682
    Controladora Comercial Mexicana S.A.B. de C.V.........   121,975    370,250
*   Corp. GEO S.A.B. de C.V. Series B.....................   105,000      1,050
    Corp. Inmobiliaria Vesta S.A.B. de C.V................     7,050     13,640
    Corp. Moctezuma S.A.B. de C.V. Series *...............    73,800    224,017
    El Puerto de Liverpool S.A.B. de C.V..................    20,204    206,373
#*  Empresas ICA S.A.B. de C.V............................   117,564    122,352
*   Empresas ICA S.A.B. de C.V. Sponsored ADR.............    16,200     66,906
*   Financiera Independencia S.A.B. de C.V................    32,800     12,867
*   Fomento Economico Mexicano S.A.B. de C.V. Sponsored
      ADR.................................................    21,098  1,762,949
*   Genomma Lab Internacional S.A.B. de C.V. Class B......   238,441    376,205
    Gruma S.A.B. de C.V. Class B..........................    70,384    753,636
    Gruma S.A.B. de C.V. Sponsored ADR....................       500     21,445
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V....    34,200    157,544
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR... 9,537 633,352 Grupo Aeroportuario del Pacifico S.A.B. de C.V.
       Class B............................................    24,482    161,874
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR....     5,100    667,641
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
       Class B............................................     2,400     31,478
*   Grupo Bimbo S.A.B. de C.V. Series A...................   157,200    399,987
    Grupo Carso S.A.B. de C.V. Series A1..................    97,100    427,734
    Grupo Cementos de Chihuahua S.A.B. de C.V.............     1,100      2,752
#   Grupo Comercial Chedraui S.A. de C.V..................    40,267    111,752
    Grupo Elektra S.A.B. de C.V...........................       634     23,496
*   Grupo Famsa S.A.B. de C.V. Class A....................    66,508     40,909
    Grupo Financiero Banorte S.A.B. de C.V................   162,489    827,432
    Grupo Financiero Inbursa S.A.B. de C.V................   226,840    586,414
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B.............................................   130,569    276,913
#   Grupo Herdez S.A.B. de C.V. Series *..................    44,800    103,112
    Grupo Lamosa S.A.B. de C.V............................    34,581     63,097
    Grupo Mexico S.A.B. de C.V. Series B..................   411,837  1,085,813
*   Grupo Pochteca S.A.B. de C.V..........................     3,616      3,109
    Grupo Sanborns S.A.B. de C.V..........................     9,100     13,927
*   Grupo Simec S.A.B. de C.V. Series B...................    55,969    155,479
*   Grupo Simec S.A.B. de C.V. Sponsored ADR..............     1,049      8,644
    Grupo Televisa S.A.B. Series CPO......................    73,269    477,755
    Grupo Televisa S.A.B. Sponsored ADR...................    23,672    771,944
*   Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V................................   126,300    318,162
    Industrias Bachoco S.A.B. de C.V. ADR.................       212     10,354
*   Industrias CH S.A.B. de C.V. Series B.................    51,036    209,394
    Industrias Penoles S.A.B. de C.V......................     5,130    102,258
    Infraestructura Energetica Nova S.A.B. de C.V.........    20,968     99,556
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A.......   235,012    456,870
*   Maxcom Telecomunicaciones S.A.B. de C.V...............    53,100      7,262

                                     1503

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
MEXICO -- (Continued)
    Megacable Holdings S.A.B. de C.V.......................  45,121 $   164,235
*   Mexichem S.A.B. de C.V................................. 219,454     610,656
*   Minera Frisco S.A.B. de C.V............................  70,600      93,163
    Organizacion Soriana S.A.B. de C.V. Class B............ 170,227     394,408
*   Promotora y Operadora de Infraestructura S.A.B.
       de C.V..............................................  34,957     392,492
    Qualitas Controladora S.A.B. de C.V....................  36,600      70,810
    TV Azteca S.A.B. de C.V................................ 202,217      80,943
*   Urbi Desarrollos Urbanos S.A.B. de C.V.................  84,222          25
    Wal-Mart de Mexico S.A.B. de C.V. Series V............. 155,904     300,689
                                                                    -----------
TOTAL MEXICO...............................................          19,846,948
                                                                    -----------
NETHERLANDS -- (1.9%)
    Aalberts Industries NV.................................  33,965     978,215
    Accell Group...........................................   4,405      67,198
    Aegon NV(007924103)....................................  81,086     578,954
    Aegon NV(5927375)...................................... 173,814   1,238,749
*   AFC Ajax NV............................................     546       5,630
    Akzo Nobel NV..........................................  30,253   2,179,463
    Akzo Nobel NV Sponsored ADR............................   1,500      36,195
*   AMG Advanced Metallurgical Group NV....................   9,178      68,529
    Amsterdam Commodities NV...............................   5,474     130,500
*   APERAM SA..............................................  17,513     454,630
    Arcadis NV.............................................  21,334     645,680
#   ArcelorMittal(B295F26)................................. 125,783   1,212,548
    ArcelorMittal(B03XPL1).................................  14,754     140,955
    ASM International NV...................................  11,747     479,289
#   ASML Holding NV........................................   9,664   1,004,424
    BE Semiconductor Industries NV.........................   9,266     188,065
    Beter Bed Holding NV...................................   4,607      90,358
    BinckBank NV...........................................  18,266     150,038
    Boskalis Westminster NV................................  28,239   1,248,404
    Brunel International NV................................   5,347      86,755
    Corbion NV.............................................   4,614      76,434
    Delta Lloyd NV.........................................  64,892   1,226,049
    Exact Holding NV.......................................   3,041     108,960
    Fugro NV...............................................  16,532     358,499
*   Galapagos NV...........................................   6,731     137,661
#   Gemalto NV.............................................   9,713     703,292
*   Grontmij...............................................  13,654      54,744
    Heijmans NV............................................   7,697      73,589
    Heineken NV............................................   8,080     602,996
    Hunter Douglas NV......................................     788      31,807
*   ING Groep NV...........................................  35,589     442,457
#*  ING Groep NV Sponsored ADR............................. 240,205   2,988,150
    KAS Bank NV............................................   5,199      59,972
    Kendrion NV............................................   4,432     121,210
    Koninklijke Ahold NV................................... 121,046   2,184,705
    Koninklijke Ahold NV Sponsored ADR.....................     369       6,676
    Koninklijke BAM Groep NV...............................  87,687     263,186
    Koninklijke DSM NV.....................................  23,232   1,232,243
    Koninklijke KPN NV..................................... 708,216   2,185,824
    Koninklijke Philips NV(500472303)......................  67,791   1,870,353
    Koninklijke Philips NV(5986622)........................  33,809     932,278

                                     1504

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
NETHERLANDS -- (Continued)
#   Koninklijke Ten Cate NV................................   9,586 $   212,386
    Koninklijke Vopak NV...................................  10,662     594,593
*   Macintosh Retail Group NV..............................     861       2,410
*   Mota-Engil Africa NV...................................   1,511      10,535
    Nederland Apparatenfabriek.............................     514      16,488
    Nutreco NV.............................................  19,221     978,842
*   Ordina NV..............................................  31,120      50,022
*   PostNL NV..............................................  99,532     360,038
    Randstad Holding NV....................................  27,095   1,424,221
    Reed Elsevier NV.......................................  39,231     959,141
    Reed Elsevier NV Sponsored ADR.........................   4,200     204,876
*   SBM Offshore NV........................................  44,105     481,201
    Sligro Food Group NV...................................   3,598     137,274
*   SNS Reaal NV...........................................  38,309          --
*   Telegraaf Media Groep NV...............................   4,962      31,947
    TKH Group NV...........................................  12,560     390,532
    TNT Express NV......................................... 102,495     670,351
*   TomTom NV..............................................  29,467     193,629
    Unilever NV(904784709).................................  33,228   1,441,098
    Unilever NV(B12T3J1)...................................  13,702     594,182
    USG People NV..........................................  19,791     228,084
    Wessanen...............................................  21,473     137,115
    Wolters Kluwer NV......................................  70,283   2,099,552
                                                                    -----------
TOTAL NETHERLANDS..........................................          37,864,181
                                                                    -----------
NEW ZEALAND -- (0.3%)
*   a2 Milk Co., Ltd.......................................  18,321       7,162
    Air New Zealand, Ltd................................... 142,895     270,340
    Auckland International Airport, Ltd.................... 226,161     731,465
*   Chorus, Ltd............................................  30,341      58,315
*   Chorus, Ltd. ADR.......................................   2,187      20,667
    Contact Energy, Ltd....................................  85,496     438,781
*   Diligent Board Member Services, Inc....................   2,839      11,326
    Fisher & Paykel Healthcare Corp., Ltd..................  88,801     400,422
    Fletcher Building, Ltd.(6341606).......................  74,031     449,721
    Fletcher Building, Ltd.(6341617).......................  12,299      74,452
    Freightways, Ltd.......................................  16,536      71,808
    Hallenstein Glasson Holdings, Ltd......................     609       1,485
    Infratil, Ltd..........................................  93,548     214,775
    Kathmandu Holdings, Ltd................................   9,448      13,820
    Mainfreight, Ltd.......................................  14,201     165,119
    Metlifecare, Ltd.......................................   3,194      11,138
    New Zealand Oil & Gas, Ltd.............................  63,818      29,773
*   New Zealand Refining Co., Ltd. (The)...................   1,518       2,801
    Nuplex Industries, Ltd.................................  37,267      80,742
    NZX, Ltd...............................................  14,855      13,066
    PGG Wrightson, Ltd.....................................   8,757       3,083
    Port of Tauranga, Ltd..................................  16,991     219,113
    Restaurant Brands New Zealand, Ltd.....................   7,686      21,240
    Ryman Healthcare, Ltd..................................  48,303     289,150
    Sanford, Ltd...........................................  12,229      44,265
    Sky Network Television, Ltd............................  38,739     170,336
    SKYCITY Entertainment Group, Ltd....................... 122,076     348,270

                                     1505

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
NEW ZEALAND -- (Continued)
    Spark New Zealand, Ltd.................................. 402,934 $  965,510
    Summerset Group Holdings, Ltd...........................   5,318     11,984
    Tower, Ltd..............................................  34,208     56,177
    Trade Me Group, Ltd.....................................   6,279     16,551
    TrustPower, Ltd.........................................  13,045     79,424
    Vector, Ltd.............................................  38,083     81,723
    Warehouse Group, Ltd. (The).............................  43,907     90,817
*   Xero, Ltd...............................................     673      7,597
                                                                     ----------
TOTAL NEW ZEALAND...........................................          5,472,418
                                                                     ----------
NORWAY -- (0.6%)
    ABG Sundal Collier Holding ASA..........................  85,601     53,025
#   Akastor ASA.............................................  25,495     62,682
    Aker ASA Class A........................................   5,345    114,161
*   Aker Solutions ASA......................................  25,495    124,462
    American Shipping ASA...................................   4,970     19,192
*   Archer, Ltd............................................. 102,251     40,569
    Atea ASA................................................  20,807    231,118
    Austevoll Seafood ASA...................................  25,809    150,726
    Bakkafrost P/F..........................................   5,936    123,322
    Bonheur ASA.............................................   2,286     21,241
    BW Offshore, Ltd........................................ 146,716    141,090
    Deep Sea Supply P.L.C...................................  40,840     21,467
*   Det Norske Oljeselskap ASA..............................   9,178     38,349
    DNB ASA.................................................  80,503  1,166,376
#*  DNO ASA................................................. 107,000    235,750
*   DOF ASA.................................................  10,562     14,382
*   Dolphin Group A.S.......................................  31,921     11,165
    Ekornes ASA.............................................   7,213     89,867
*   Electromagnetic GeoServices.............................  12,748      6,651
    Eltek ASA...............................................  75,387    112,531
    Evry ASA................................................   1,921      3,983
    Farstad Shipping ASA....................................   1,296      6,129
    Fred Olsen Energy ASA...................................   3,872     32,449
#*  Frontline, Ltd..........................................  18,503     44,067
    Gjensidige Forsikring ASA...............................   8,699    146,652
    Golar LNG, Ltd..........................................   3,007     85,279
#   Golden Ocean Group, Ltd................................. 108,536     67,095
*   Grieg Seafood ASA.......................................   4,605     16,658
#   Hexagon Composites ASA..................................  21,960     53,635
*   Hoegh LNG Holdings, Ltd.................................   3,797     37,346
*   Kongsberg Automotive ASA................................ 153,481    120,666
    Kongsberg Gruppen ASA...................................   4,332     73,260
    Kvaerner ASA............................................  58,803     68,470
    Leroey Seafood Group ASA................................   6,888    241,505
    Marine Harvest ASA......................................  45,436    594,367
#*  Nordic Semiconductor ASA................................  18,887    130,434
    Norsk Hydro ASA......................................... 140,724    826,998
    Norsk Hydro ASA Sponsored ADR...........................     800      4,728
*   Norske Skogindustrier ASA...............................  49,653     45,453
    Northern Offshore, Ltd..................................  17,133      6,885
#*  Norwegian Air Shuttle ASA...............................   5,579    219,158
*   Odfjell SE Class A......................................   2,716      7,605

                                     1506

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
NORWAY -- (Continued)
    Opera Software ASA.....................................   7,998 $   105,952
    Orkla ASA..............................................  57,045     420,412
*   Panoro Energy ASA......................................  83,120      14,509
#   Petroleum Geo-Services ASA.............................  77,465     421,200
*   PhotoCure ASA..........................................   1,301       6,364
    Prosafe SE.............................................  49,257     131,507
*   Q-Free ASA.............................................   7,768       9,144
#*  REC Silicon ASA........................................ 693,725     148,145
*   REC Solar ASA..........................................   5,399      70,962
    Salmar ASA.............................................   8,154     125,882
    Schibsted ASA..........................................   3,700     238,346
    Seadrill, Ltd..........................................  11,860     126,748
#*  Sevan Drilling A.S.....................................  53,462       4,698
    Sevan Marine ASA.......................................   7,182      18,128
    Siem Offshore, Inc.....................................  52,788      14,758
    Solstad Offshore ASA...................................     465       3,736
*   Songa Offshore.........................................  71,183      14,125
    SpareBank 1 SMN........................................  19,156     135,768
    SpareBank 1 SR Bank ASA................................  28,648     179,896
    Statoil ASA............................................  91,558   1,533,256
#   Statoil ASA Sponsored ADR..............................  50,912     855,322
    Stolt-Nielsen, Ltd.....................................   2,228      35,178
*   Storebrand ASA.........................................  89,480     270,496
    Subsea 7 SA............................................  40,253     342,413
    Telenor ASA............................................  19,241     413,350
#   TGS Nopec Geophysical Co. ASA..........................   8,427     195,469
    Tomra Systems ASA......................................  30,975     248,864
    Veidekke ASA...........................................  16,742     173,048
    Wilh Wilhelmsen ASA....................................   8,728      48,754
    Wilh Wilhelmsen Holding ASA Class A....................   3,841      74,493
    Yara International ASA.................................  18,472     961,696
                                                                    -----------
TOTAL NORWAY...............................................          12,953,567
                                                                    -----------
PERU -- (0.0%)
    Cementos Pacasmayo SAA ADR.............................   3,386      28,646
    Cia de Minas Buenaventura SAA ADR......................   1,800      20,556
    Credicorp, Ltd.........................................   3,175     457,581
    Grana y Montero SAA Sponsored ADR......................   6,617      68,684
*   Rio Alto Mining, Ltd...................................  23,962      68,771
                                                                    -----------
TOTAL PERU.................................................             644,238
                                                                    -----------
PHILIPPINES -- (0.4%)
    Aboitiz Equity Ventures, Inc...........................  96,000     122,984
    Aboitiz Power Corp..................................... 248,200     249,623
    Alliance Global Group, Inc............................. 568,200     321,131
    Atlas Consolidated Mining & Development................ 113,900      24,276
    Ayala Corp.............................................  11,560     189,948
    Ayala Land, Inc........................................ 233,300     190,006
    Bank of the Philippine Islands......................... 100,125     224,245
    BDO Unibank, Inc....................................... 208,945     542,283
    Belle Corp............................................. 564,800      58,793
    Cebu Air, Inc..........................................  39,000      83,697

                                     1507

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
PHILIPPINES -- (Continued)
    Century Properties Group, Inc.........................   730,005 $   16,242
    China Banking Corp....................................    80,867     86,110
    D&L Industries, Inc...................................   202,600     77,863
    DMCI Holdings, Inc....................................   862,650    300,909
    EEI Corp..............................................   181,100     45,146
*   Empire East Land Holdings, Inc........................ 1,000,000     20,607
    Energy Development Corp............................... 1,786,000    345,403
    Filinvest Land, Inc................................... 3,452,000    131,220
    First Gen Corp........................................   225,500    158,877
    First Philippine Holdings Corp........................    96,560    216,059
    Globe Telecom, Inc....................................     5,830    230,119
    International Container Terminal Services, Inc........    91,130    234,747
    JG Summit Holdings, Inc...............................    75,950    112,831
    Jollibee Foods Corp...................................    30,800    161,701
*   Lepanto Consolidated Mining Co........................   269,000      1,654
    Lopez Holdings Corp...................................   713,700    120,236
    Manila Electric Co....................................    11,290     70,142
    Manila Water Co., Inc.................................   139,600    102,461
    Megaworld Corp........................................ 3,054,000    358,182
    Metro Pacific Investments Corp........................ 1,038,000    121,525
    Metropolitan Bank & Trust Co..........................   188,477    406,021
*   Pepsi-Cola Products Philippines, Inc..................   343,700     31,077
    Philippine Long Distance Telephone Co. Sponsored ADR..     1,000     66,700
*   Philippine National Bank..............................    95,595    182,158
    Philippine Stock Exchange, Inc. (The).................       312      2,508
    Philweb Corp..........................................    57,200     16,240
    RFM Corp..............................................   196,000     26,689
    Rizal Commercial Banking Corp.........................    90,960     98,012
    Robinsons Land Corp...................................   386,900    243,519
    San Miguel Corp.......................................    79,630    137,315
    Security Bank Corp....................................    67,084    230,810
    Semirara Mining and Power Corp........................    47,880    159,347
    SM Investments Corp...................................    10,050    211,300
    SM Prime Holdings, Inc................................   606,126    254,767
*   Top Frontier Investment Holdings, Inc.................     3,465      9,024
    Trans-Asia Oil & Energy Development Corp..............   357,000     18,865
    Union Bank of the Philippines.........................    70,785    115,159
    Universal Robina Corp.................................   152,730    716,545
    Vista Land & Lifescapes, Inc.......................... 1,095,800    170,877
                                                                     ----------
TOTAL PHILIPPINES.........................................            8,015,953
                                                                     ----------
POLAND -- (0.4%)
*   Agora SA..............................................     8,506     20,965
*   Alior Bank SA.........................................     1,914     44,279
*   AmRest Holdings SE....................................     2,020     62,690
    Asseco Poland SA......................................    11,064    163,901
    Bank Handlowy w Warszawie SA..........................     7,603    221,674
    Bank Millennium SA....................................   106,810    215,606
    Bank Pekao SA.........................................     5,415    261,193
    Bank Zachodni WBK SA..................................     1,804    167,848
*   Bioton SA.............................................     9,806     10,783
*   Boryszew SA...........................................    30,133     46,768
    Budimex SA............................................     2,209     92,147

                                     1508

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
POLAND -- (Continued)
    CCC SA................................................     2,271 $   94,256
*   CD Projekt SA.........................................     4,949     21,580
    Ciech SA..............................................    10,050    134,383
    Cyfrowy Polsat SA.....................................    19,796    127,180
*   Echo Investment SA....................................    73,042    130,006
    Emperia Holding SA....................................     2,574     37,486
    Eurocash SA...........................................    12,021    119,297
    Famur SA..............................................     6,474      5,766
*   Farmacol SA...........................................     2,588     36,888
*   Getin Holding SA......................................    65,107     34,385
*   Getin Noble Bank SA...................................   326,189    175,159
*   Global City Holdings NV...............................        36        410
    Grupa Azoty SA........................................     3,245     62,054
    Grupa Kety SA.........................................     1,370    101,582
*   Grupa Lotos SA........................................    32,417    213,163
*   Impexmetal SA.........................................    16,373     11,686
    ING Bank Slaski SA....................................     6,134    223,480
    Inter Cars SA.........................................     1,704     98,636
*   Jastrzebska Spolka Weglowa SA.........................     4,685     26,763
*   Kernel Holding SA.....................................    11,292     94,836
    KGHM Polska Miedz SA..................................    20,858    591,315
*   Kopex SA..............................................     7,393     21,537
*   KRUK SA...............................................       396     12,283
*   LC Corp. SA...........................................    51,834     25,741
    LPP SA................................................        85    171,923
    Lubelski Wegiel Bogdanka SA...........................     6,641    174,248
    mBank.................................................     1,468    185,613
    Netia SA..............................................    88,492    142,769
    Orange Polska SA......................................    94,408    227,744
    Orbis SA..............................................     4,643     53,413
    Pelion SA.............................................     1,918     43,612
    PGE SA................................................    81,396    426,499
*   Polnord SA............................................     9,078     17,763
    Polski Koncern Naftowy Orlen SA.......................    82,502  1,217,281
    Polskie Gornictwo Naftowe i Gazownictwo SA............   101,680    119,983
    Powszechna Kasa Oszczednosci Bank Polski SA...........    61,457    568,611
    Powszechny Zaklad Ubezpieczen SA......................     1,477    200,872
*   Rafako SA.............................................     2,291      3,612
*   Sygnity SA............................................     4,962     18,611
    Synthos SA............................................   105,358    122,092
    Tauron Polska Energia SA..............................   219,686    295,558
*   Trakcja SA............................................    14,934     37,218
*   TVN SA................................................    18,625     88,937
    Warsaw Stock Exchange.................................     5,032     62,842
                                                                     ----------
TOTAL POLAND..............................................            7,886,927
                                                                     ----------
PORTUGAL -- (0.2%)
    Altri SGPS SA.........................................    42,109    145,859
*   Banco BPI SA..........................................   117,003    109,797
#*  Banco Comercial Portugues SA.......................... 7,326,968    516,010
*   Banco Espirito Santo SA...............................   499,965         --
    EDP - Energias de Portugal SA.........................   140,868    535,852
    EDP Renovaveis SA.....................................    54,977    367,496

                                     1509

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
PORTUGAL -- (Continued)
    Galp Energia SGPS SA..................................    47,304 $  499,738
    Jeronimo Martins SGPS SA..............................    31,231    335,932
    Mota-Engil SGPS SA....................................    17,204     52,605
    NOS SGPS..............................................    69,039    438,267
    Portucel SA...........................................    57,125    230,454
#   Portugal Telecom SGPS SA..............................   129,611     90,337
    REN - Redes Energeticas Nacionais SGPS SA.............    71,755    203,485
    Semapa-Sociedade de Investimento e Gestao.............    17,270    202,176
*   Sonae Industria SGPS SA............................... 2,616,000     19,111
    Sonae SGPS SA.........................................   312,890    409,638
    Teixeira Duarte SA....................................    25,644     20,403
                                                                     ----------
TOTAL PORTUGAL............................................            4,177,160
                                                                     ----------
RUSSIA -- (0.2%)
    Etalon Group, Ltd. GDR................................     2,879      6,046
    Eurasia Drilling Co., Ltd. GDR........................     5,283    100,377
*   Exillon Energy P.L.C..................................     3,012      5,657
    Gazprom OAO Sponsored ADR.............................   420,808  1,689,160
    Globaltrans Investment P.L.C. GDR.....................     6,002     27,077
    Lukoil OAO Sponsored ADR..............................    18,857    741,445
    Magnitogorsk Iron & Steel Works OJSC GDR..............    23,119     56,854
*   Mail.ru Group, Ltd. GDR...............................     1,154     16,534
*   Mechel Sponsored ADR..................................    32,520     42,276
    MMC Norilsk Nickel OJSC ADR...........................     9,287    153,069
    Novolipetsk Steel OJSC GDR............................     7,015     91,411
    Phosagro OAO GDR......................................     4,488     49,124
    PIK Group GDR.........................................    13,885     37,855
    Rosneft OAO GDR.......................................    64,780    209,963
    Rostelecom OJSC Sponsored ADR.........................       900      6,318
    RusHydro JSC ADR......................................   218,605    165,265
    Sberbank of Russia Sponsored ADR......................    69,628    256,608
    Severstal PAO GDR.....................................    32,370    294,370
    Tatneft OAO Sponsored ADR.............................    24,677    577,855
    TMK OAO GDR...........................................     5,886     15,006
    Uralkali PJSC GDR.....................................    12,598    156,333
    VimpelCom, Ltd. Sponsored ADR.........................    12,215     43,974
    VTB Bank OJSC GDR.....................................   110,386    211,829
*   X5 Retail Group NV GDR................................    12,244    129,117
                                                                     ----------
TOTAL RUSSIA..............................................            5,083,523
                                                                     ----------
SINGAPORE -- (1.1%)
*   Abterra, Ltd..........................................    32,000     13,052
    Amara Holdings, Ltd...................................    25,000      9,942
    Amtek Engineering, Ltd................................    66,000     30,448
    ASL Marine Holdings, Ltd..............................    32,200     10,160
#   Aspial Corp., Ltd.....................................   120,000     35,144
#*  Ausgroup, Ltd.........................................   184,000     40,797
    Banyan Tree Holdings, Ltd.............................    54,000     20,916
#*  Biosensors International Group, Ltd...................   355,000    169,059
    Bonvests Holdings, Ltd................................    22,000     22,252
    Boustead Singapore, Ltd...............................    50,632     67,325
#   Breadtalk Group, Ltd..................................    27,000     30,148

                                     1510

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
SINGAPORE -- (Continued)
*   Broadway Industrial Group, Ltd........................    55,533 $    8,028
    Bukit Sembawang Estates, Ltd..........................    22,000     86,529
    Bund Center Investment, Ltd...........................   259,000     37,921
    CapitaLand, Ltd.......................................   381,500    979,147
#   Centurion Corp., Ltd..................................    35,000     15,319
    CH Offshore, Ltd......................................    60,000     21,954
    China Aviation Oil Singapore Corp., Ltd...............    33,600     17,570
#   China Merchants Holdings Pacific, Ltd.................    26,000     18,840
#   Chip Eng Seng Corp., Ltd..............................   230,000    154,175
    City Developments, Ltd................................    54,000    400,246
#   Cityspring Infrastructure Trust.......................   102,000     41,061
    ComfortDelGro Corp., Ltd..............................   235,000    498,319
#   Cosco Corp. Singapore, Ltd............................   376,000    150,116
    CSC Holdings, Ltd.....................................    97,000      3,492
    CSE Global, Ltd.......................................   225,000     97,176
    CWT, Ltd..............................................    80,000     99,341
    DBS Group Holdings, Ltd...............................   132,383  1,930,094
#*  Del Monte Pacific, Ltd................................   120,000     41,224
#   Dyna-Mac Holdings, Ltd................................   150,000     38,317
    Elec & Eltek International Co., Ltd...................     5,000      6,215
    Eu Yan Sang International, Ltd........................    10,000      5,742
#   Ezion Holdings, Ltd...................................   296,280    277,781
#   Ezra Holdings, Ltd....................................   249,809     97,687
    Falcon Energy Group, Ltd..............................    66,000     13,393
    Far East Orchard, Ltd.................................    34,076     42,512
#   First Resources, Ltd..................................   163,000    223,885
    FJ Benjamin Holdings, Ltd.............................    34,000      4,043
    Food Empire Holdings, Ltd.............................    19,000      4,504
    Fragrance Group, Ltd..................................   206,000     34,279
*   Gallant Venture, Ltd..................................   119,000     21,470
#   Genting Hong Kong, Ltd................................   281,000    101,956
    Genting Singapore P.L.C...............................   266,000    212,086
#*  Geo Energy Resources, Ltd.............................   138,000     20,852
    Global Logistic Properties, Ltd.......................   129,000    240,687
    Global Premium Hotels, Ltd............................    11,680      3,061
    GMG Global, Ltd.......................................   322,000     15,180
    Golden Agri-Resources, Ltd............................ 1,033,000    320,440
    Great Eastern Holdings, Ltd...........................     4,000     71,491
    GuocoLand, Ltd........................................    69,666     92,490
    GuocoLeisure, Ltd.....................................   132,000     93,007
*   Healthway Medical Corp., Ltd..........................   221,000      7,484
    Hi-P International, Ltd...............................   139,000     72,494
    Hiap Hoe, Ltd.........................................    39,000     23,864
    Ho Bee Land, Ltd......................................   102,000    156,011
    Hong Fok Corp., Ltd...................................   109,200     73,279
    Hong Leong Asia, Ltd..................................    42,000     44,723
    Hongkong Land Holdings, Ltd...........................    22,000    162,911
    Hotel Grand Central, Ltd..............................    34,883     34,035
    HTL International Holdings, Ltd.......................    66,000     12,945
    Hutchison Port Holdings Trust.........................   521,000    371,503
#   Hyflux, Ltd...........................................   155,000    109,058
    Indofood Agri Resources, Ltd..........................   175,000     91,493
    InnoTek, Ltd..........................................    46,000      8,683

                                     1511

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SINGAPORE -- (Continued)
    Innovalues, Ltd.........................................  36,000 $   14,380
#*  International Healthway Corp., Ltd......................  18,186      3,693
*   Interra Resources, Ltd.................................. 138,000     16,771
    IPC Corp., Ltd..........................................  72,000      8,128
    Jardine Cycle & Carriage, Ltd...........................   5,000    156,061
    k1 Ventures, Ltd........................................ 375,000     51,735
    Keppel Corp., Ltd.......................................  60,000    385,354
    Keppel Infrastructure Trust.............................  79,000     62,487
    Keppel Land, Ltd........................................ 143,000    479,545
    Keppel Telecommunications & Transportation, Ltd.........  10,000     12,857
    Koh Brothers Group, Ltd.................................  48,000     11,002
    KSH Holdings, Ltd.......................................  48,000     18,255
    Lian Beng Group, Ltd.................................... 185,000     85,987
*   Linc Energy, Ltd........................................  22,821      9,792
    Low Keng Huat Singapore, Ltd............................  66,000     35,845
    M1, Ltd.................................................  47,000    129,955
*   Manhattan Resources, Ltd................................  32,000      8,475
    Marco Polo Marine, Ltd..................................  72,000     14,868
    Mermaid Maritime PCL.................................... 142,000     31,395
    Mewah International, Inc................................  80,000     22,397
    Midas Holdings, Ltd..................................... 424,000    106,098
#   Nam Cheong, Ltd......................................... 310,000     71,694
#*  Neptune Orient Lines, Ltd............................... 223,000    166,213
    Nera Telecommunications, Ltd............................  53,000     29,538
    Noble Group, Ltd........................................ 765,000    598,417
#*  Oceanus Group, Ltd...................................... 461,000      4,104
    Olam International, Ltd.................................  98,000    142,677
#   OSIM International, Ltd.................................  49,000     70,092
    OUE Hospitality Trust...................................  14,167      9,793
    OUE, Ltd................................................  85,000    138,041
    Oversea-Chinese Banking Corp., Ltd...................... 227,061  1,741,595
    Oxley Holdings, Ltd.....................................  80,000     30,080
    Pan-United Corp., Ltd...................................  43,000     27,670
    Penguin International, Ltd.............................. 125,000     21,197
    Petra Foods, Ltd........................................   7,000     20,637
    Popular Holdings, Ltd...................................  34,000      7,790
    QAF, Ltd................................................  35,534     26,329
    Raffles Education Corp., Ltd............................ 110,370     26,948
    Raffles Medical Group, Ltd..............................  82,356    241,413
    Rotary Engineering, Ltd.................................  55,000     22,552
    SATS, Ltd............................................... 135,870    296,968
    SBS Transit, Ltd........................................  11,500     15,997
    SembCorp Industries, Ltd................................  98,000    311,634
#   SembCorp Marine, Ltd....................................  90,000    199,161
    Sheng Siong Group, Ltd..................................  80,000     42,796
    SHS Holdings, Ltd.......................................  97,000     18,225
    SIA Engineering Co., Ltd................................  10,000     32,199
    Sim Lian Group, Ltd.....................................  42,000     27,446
    Sinarmas Land, Ltd...................................... 412,000    197,411
    Sing Holdings, Ltd......................................  16,000      4,016
    Singapore Airlines, Ltd.................................  84,000    784,604
    Singapore Exchange, Ltd.................................  59,000    338,478
    Singapore Post, Ltd..................................... 222,000    350,955

                                     1512

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SINGAPORE -- (Continued)
#   Singapore Press Holdings, Ltd..........................  61,000 $   186,026
    Singapore Technologies Engineering, Ltd................  98,000     243,090
    Singapore Telecommunications, Ltd...................... 390,000   1,174,474
#*  Sino Grandness Food Industry Group, Ltd................ 156,000      58,071
    SMRT Corp., Ltd........................................ 144,000     186,137
    Stamford Land Corp., Ltd............................... 150,000      62,558
    StarHub, Ltd...........................................  22,000      67,902
    Sunningdale Tech, Ltd.................................. 190,000      28,031
*   SunVic Chemical Holdings, Ltd..........................  69,000      24,171
#   Super Group, Ltd....................................... 166,000     136,029
#   Swiber Holdings, Ltd................................... 211,500      29,830
#   Swissco Holdings, Ltd..................................  57,000      19,414
    Tat Hong Holdings, Ltd................................. 151,000      82,367
    Tiong Woon Corp. Holding, Ltd..........................  31,000       5,268
    Triyards holdings, Ltd.................................  18,520       6,463
    Tuan Sing Holdings, Ltd................................ 136,107      40,672
    UMS Holdings, Ltd......................................  70,000      26,607
    United Engineers, Ltd..................................  87,000     195,156
#   United Envirotech, Ltd................................. 117,125     140,386
    United Industrial Corp., Ltd........................... 114,070     297,018
    United Overseas Bank, Ltd..............................  74,987   1,282,335
    UOB-Kay Hian Holdings, Ltd.............................  70,951      79,070
    UOL Group, Ltd.........................................  95,055     505,870
#   UPP Holdings, Ltd......................................  64,000      11,777
#*  Vard Holdings, Ltd..................................... 157,000      58,435
    Venture Corp., Ltd.....................................  43,000     258,215
    Vibrant Group, Ltd..................................... 179,000      13,077
    Wee Hur Holdings, Ltd.................................. 112,500      31,941
    Wilmar International, Ltd.............................. 115,000     272,917
    Wing Tai Holdings, Ltd................................. 140,221     189,493
    Yeo Hiap Seng, Ltd.....................................   7,068       9,089
    Yongnam Holdings, Ltd.................................. 333,000      43,998
                                                                    -----------
TOTAL SINGAPORE............................................          21,606,993
                                                                    -----------
SOUTH AFRICA -- (2.0%)
*   Adcock Ingram Holdings, Ltd............................  32,528     120,227
    Adcorp Holdings, Ltd...................................   1,617       4,592
    Advtech, Ltd...........................................  78,146      61,498
    Aeci, Ltd..............................................  37,099     397,053
    African Bank Investments, Ltd.......................... 160,097       3,196
    African Oxygen, Ltd....................................  21,153      25,367
    African Rainbow Minerals, Ltd..........................  31,896     320,759
    Allied Electronics Corp., Ltd..........................   8,984      13,585
*   Anglo American Platinum, Ltd...........................   3,203      98,193
*   AngloGold Ashanti, Ltd.................................   2,804      34,009
*   AngloGold Ashanti, Ltd. Sponsored ADR..................  80,088     991,489
*   ArcelorMittal South Africa, Ltd........................  37,213      79,008
    Aspen Pharmacare Holdings, Ltd.........................  16,002     599,185
    Assore, Ltd............................................   5,799      79,620
    Astral Foods, Ltd......................................  11,608     195,964
*   Aveng, Ltd............................................. 104,462     160,152
    AVI, Ltd............................................... 116,976     847,678
    Barclays Africa Group, Ltd.............................  32,573     553,755

                                     1513

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH AFRICA -- (Continued)
    Barloworld, Ltd.........................................  83,546 $  630,396
*   Basil Read Holdings, Ltd................................  24,073      9,352
    Bidvest Group, Ltd. (The)...............................  58,656  1,618,823
*   Brait SE................................................  43,128    284,874
    Business Connexion Group, Ltd...........................  66,747     35,208
    Capitec Bank Holdings, Ltd..............................  14,213    465,990
    Cashbuild, Ltd..........................................   6,497    103,657
    Caxton and CTP Publishers and Printers, Ltd.............   3,193      4,190
    City Lodge Hotels, Ltd..................................   3,620     39,188
    Clicks Group, Ltd.......................................  53,010    409,695
*   Consolidated Infrastructure Group, Ltd..................   4,845     10,937
    Coronation Fund Managers, Ltd...........................  32,137    284,415
    DataTec, Ltd............................................  20,384    102,611
    Discovery, Ltd..........................................  97,253    957,876
    Distell Group, Ltd......................................   5,376     66,276
    Distribution and Warehousing Network, Ltd...............  53,514     31,225
    DRDGOLD, Ltd............................................  84,168     19,252
    EOH Holdings, Ltd.......................................  34,170    353,572
*   Eqstra Holdings, Ltd....................................  14,728      4,011
*   Evraz Highveld Steel and Vanadium, Ltd..................   4,215      1,155
    Exxaro Resources, Ltd...................................  20,185    178,849
    Famous Brands, Ltd......................................   9,753     92,636
    FirstRand, Ltd.......................................... 270,073  1,201,926
    Foschini Group, Ltd. (The)..............................  56,088    804,166
    Gold Fields, Ltd. Sponsored ADR......................... 270,230  1,594,357
    Grand Parade Investments, Ltd...........................  20,425     11,024
    Grindrod, Ltd........................................... 113,853    177,446
    Group Five, Ltd.........................................  29,546     66,869
    Growthpoint Properties, Ltd............................. 117,022    293,811
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR.............  75,494    234,031
    Hudaco Industries, Ltd..................................   8,650     87,256
    Iliad Africa, Ltd.......................................   2,000      1,459
    Illovo Sugar, Ltd.......................................  50,775    104,905
*   Impala Platinum Holdings, Ltd...........................  52,981    343,747
    Imperial Holdings, Ltd..................................  52,674    927,900
    Investec, Ltd...........................................  33,743    282,637
*   JD Group, Ltd...........................................  38,227     82,540
    JSE, Ltd................................................  17,413    182,610
    Kumba Iron Ore, Ltd.....................................   1,908     36,675
    Lewis Group, Ltd........................................  34,107    265,799
    Liberty Holdings, Ltd...................................  32,125    361,155
    Life Healthcare Group Holdings, Ltd..................... 120,481    448,363
    Massmart Holdings, Ltd..................................  11,122    158,303
    Mediclinic International, Ltd...........................  49,111    485,610
    Merafe Resources, Ltd................................... 389,559     30,918
    Metair Investments, Ltd.................................  25,311     70,502
    MMI Holdings, Ltd....................................... 295,025    792,847
    Mondi, Ltd..............................................  24,210    435,033
    Mpact, Ltd..............................................  26,884     82,133
    Mr Price Group, Ltd.....................................  33,297    754,175
    MTN Group, Ltd..........................................  75,756  1,308,208
    Murray & Roberts Holdings, Ltd..........................  94,705    159,786
    Nampak, Ltd............................................. 176,790    644,494

                                     1514

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH AFRICA -- (Continued)
    Naspers, Ltd. Class N..................................   7,392 $ 1,066,384
    Nedbank Group, Ltd.....................................  29,201     640,146
    Netcare, Ltd........................................... 225,057     747,152
*   Northam Platinum, Ltd..................................  67,705     222,976
    Oceana Group, Ltd......................................   5,665      52,170
    Omnia Holdings, Ltd....................................  20,236     296,623
    Peregrine Holdings, Ltd................................  37,081      77,166
    Pick n Pay Stores, Ltd.................................  51,127     252,004
*   Pinnacle Holdings, Ltd.................................  38,098      35,450
    Pioneer Foods, Ltd.....................................  19,187     250,051
    PPC, Ltd............................................... 106,470     195,108
    PSG Group, Ltd.........................................  36,708     417,640
*   Quantum Foods Holdings, Ltd............................  19,187       6,464
    Raubex Group, Ltd......................................  27,230      47,600
    RCL Foods, Ltd.........................................  37,465      57,304
    Reunert, Ltd...........................................  51,765     277,815
    Sanlam, Ltd............................................ 288,271   1,727,821
    Santam, Ltd............................................   4,312      84,394
*   Sappi, Ltd............................................. 175,020     718,595
*   Sappi, Ltd. Sponsored ADR..............................  35,009     142,837
    Sasol, Ltd.............................................   3,423     123,639
    Sasol, Ltd. Sponsored ADR..............................  46,615   1,728,484
    Shoprite Holdings, Ltd.................................  36,188     572,047
    Sibanye Gold, Ltd...................................... 152,779     413,098
    Sibanye Gold, Ltd. Sponsored ADR.......................  20,552     228,949
    Spar Group, Ltd. (The).................................  37,112     585,433
    Spur Corp., Ltd........................................  10,572      36,160
    Standard Bank Group, Ltd............................... 103,268   1,363,677
*   Stefanutti Stocks Holdings, Ltd........................  21,041       9,224
    Steinhoff International Holdings, Ltd.................. 308,096   1,574,661
    Sun International, Ltd.................................  19,909     221,564
*   Super Group, Ltd.......................................  92,311     271,472
*   Telkom SA SOC, Ltd.....................................  97,670     583,670
*   Telkom SA SOC, Ltd. Sponsored ADR......................   1,800      42,840
    Tiger Brands, Ltd......................................  19,888     670,700
    Times Media Group, Ltd.................................     254         448
    Tongaat Hulett, Ltd....................................  24,098     330,524
    Trencor, Ltd...........................................  20,950     126,437
    Truworths International, Ltd...........................  86,997     602,451
    Tsogo Sun Holdings, Ltd................................  52,225     123,007
    Vodacom Group, Ltd.....................................   8,904     102,230
    Wilson Bayly Holmes-Ovcon, Ltd.........................  12,652     131,100
    Woolworths Holdings, Ltd............................... 117,532     872,389
    Zeder Investments, Ltd.................................  39,899      26,794
                                                                    -----------
TOTAL SOUTH AFRICA.........................................          40,776,901
                                                                    -----------
SOUTH KOREA -- (3.5%)
*   Advanced Process Systems Corp..........................   4,039      22,575
    Aekyung Petrochemical Co., Ltd.........................     652      40,181
    Agabang&Company........................................   8,724      60,355
    Ahnlab, Inc............................................     492      20,243
*   AJ Rent A Car Co., Ltd.................................   1,260      18,982
    AK Holdings, Inc.......................................   1,291     119,636

                                     1515

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
SOUTH KOREA -- (Continued)
    Amorepacific Corp..........................................    132 $318,122
    AMOREPACIFIC Group.........................................    563  641,733
*   Amotech Co., Ltd...........................................  3,651   58,029
    Anapass, Inc...............................................  1,105   13,537
    Asia Cement Co., Ltd.......................................     37    4,054
    ASIA Holdings Co., Ltd.....................................    778  101,351
*   Asiana Airlines, Inc....................................... 32,610  257,711
    AtlasBX Co., Ltd...........................................  2,108   82,346
    Basic House Co., Ltd. (The)................................  1,300   19,574
*   BH Co., Ltd................................................  3,736   30,086
    Binggrae Co., Ltd..........................................  1,160   78,652
    Boryung Pharmaceutical Co., Ltd............................    308   12,479
    BS Financial Group, Inc.................................... 52,032  657,688
    Bukwang Pharmaceutical Co., Ltd............................  4,239   79,080
*   Capro Corp.................................................  5,800   17,867
*   Celltrion Pharm, Inc.......................................  2,136   22,554
*   Celltrion, Inc.............................................  2,695   99,946
*   Chabiotech Co., Ltd........................................  5,500   70,577
*   Chadiostech Co., Ltd.......................................  1,052    2,972
*   Cheil Worldwide, Inc.......................................  9,650  173,874
    Chemtronics Co., Ltd.......................................  2,572   26,126
*   Chin Hung International, Inc...............................  6,886    8,811
*   China Great Star International, Ltd........................  7,878   21,132
*   China Ocean Resources Co., Ltd............................. 12,390   54,251
    Chong Kun Dang Pharmaceutical Corp.........................  2,545  129,517
    Chongkundang Holdings Corp.................................    984   53,201
    CJ CGV Co., Ltd............................................  2,736  152,116
    CJ CheilJedang Corp........................................  1,826  585,036
    CJ Corp....................................................  3,789  594,897
*   CJ E&M Corp................................................  5,469  189,427
*   CJ Korea Express Co., Ltd..................................  1,607  281,440
    CJ O Shopping Co., Ltd.....................................    386   78,118
*   CNK International Co., Ltd.................................  7,639    9,037
*   Com2uSCorp.................................................    390   62,884
*   Cosmochemical Co., Ltd.....................................  3,760   16,670
    Coway Co., Ltd.............................................  5,146  412,405
    Crown Confectionery Co., Ltd...............................    181   38,653
*   D.I Corp...................................................  5,590   35,994
    Dae Han Flour Mills Co., Ltd...............................    349   52,846
    Dae Won Kang Up Co., Ltd...................................  9,910   56,455
    Dae-Il Corp................................................  7,510   32,028
*   Daechang Co., Ltd.......................................... 10,260    8,008
    Daeduck Electronics Co..................................... 11,360   96,250
    Daeduck GDS Co., Ltd.......................................  7,580   87,242
    Daehan Steel Co., Ltd......................................  5,480   27,388
*   Daekyung Machinery & Engineering Co., Ltd..................  4,760    6,941
    Daelim Industrial Co., Ltd.................................  6,172  307,945
    Daesang Corp...............................................  4,120  142,796
    Daesang Holdings Co., Ltd..................................  5,320   84,408
    Daewon Pharmaceutical Co., Ltd.............................  2,131   32,851
*   Daewoo Engineering & Construction Co., Ltd................. 28,310  174,843
    Daewoo International Corp..................................  3,736   93,408
*   Daewoo Securities Co., Ltd................................. 39,392  361,110

                                     1516

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
SOUTH KOREA -- (Continued)
    Daewoo Shipbuilding & Marine Engineering Co., Ltd..........  9,657 $170,277
    Daewoong Pharmaceutical Co., Ltd...........................    603   34,035
    Daishin Securities Co., Ltd................................ 12,340  103,137
    Daum Kakao Corp............................................  2,249  312,463
    DGB Financial Group, Inc................................... 55,971  536,767
    Dong-A Socio Holdings Co., Ltd.............................    678   77,591
    Dongaone Co., Ltd..........................................  3,570   10,391
*   Dongbu HiTek Co., Ltd......................................  5,940   27,163
    Dongbu Insurance Co., Ltd..................................  8,866  427,719
*   Dongbu Securities Co., Ltd.................................  7,220   26,343
*   Dongbu Steel Co., Ltd......................................  4,740    6,862
    Dongjin Semichem Co., Ltd..................................  2,909    9,986
    Dongkuk Steel Mill Co., Ltd................................ 18,590   94,610
    Dongkuk Structure & Construction Co., Ltd..................  6,265   18,443
    Dongsung Holdings Co., Ltd.................................  3,090   20,557
    Dongwha Pharm Co., Ltd.....................................  8,350   45,429
    Dongwon F&B Co., Ltd.......................................    458  137,213
    Dongwon Industries Co., Ltd................................    550  162,582
    Dongyang E&P, Inc..........................................  1,741   20,599
    Doosan Corp................................................  2,427  229,582
*   Doosan Engine Co., Ltd.....................................  5,570   39,861
*   Doosan Engineering & Construction Co., Ltd.................    408    3,377
    Doosan Heavy Industries & Construction Co., Ltd............ 11,414  242,169
*   Doosan Infracore Co., Ltd.................................. 27,680  256,281
    DRB Holding Co., Ltd.......................................  4,247   46,605
*   Duksan Hi-Metal Co., Ltd...................................  1,235   12,592
    DuzonBIzon Co., Ltd........................................  4,560   46,254
    DY Corp....................................................  5,177   31,471
*   DY POWER Corp..............................................  2,772   27,504
    e-LITECOM Co., Ltd.........................................  1,023   13,968
    E-Mart Co., Ltd............................................  3,033  575,483
    E1 Corp....................................................    840   48,514
    Eagon Industries Co., Ltd..................................  2,350   33,428
    Easy Bio, Inc..............................................  7,164   37,217
    EG Corp....................................................  1,007   15,592
    ENF Technology Co., Ltd....................................  1,186    8,887
    Eo Technics Co., Ltd.......................................  1,515  177,305
    Eugene Corp................................................ 22,437   73,004
    Eugene Technology Co., Ltd.................................  1,606   20,857
*   Eusu Holdings Co., Ltd.....................................  2,147   21,593
    EVERDIGM Corp..............................................  5,587   35,598
    Fila Korea, Ltd............................................  1,477  147,877
*   Flexcom, Inc...............................................  2,681   12,096
    Fursys, Inc................................................  2,447   68,745
    Gaon Cable Co., Ltd........................................  1,340   30,556
    Global & Yuasa Battery Co., Ltd............................  2,050   75,873
    Global Display Co., Ltd....................................  5,442   31,560
    Golfzon Co., Ltd...........................................  2,670   60,776
    Grand Korea Leisure Co., Ltd...............................  2,950  107,351
    Green Cross Corp...........................................    899  113,894
    Green Cross Holdings Corp..................................  5,200  103,798
*   GS Engineering & Construction Corp......................... 14,705  334,244
    GS Global Corp.............................................  2,780   19,833

                                     1517

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
    GS Holdings Corp......................................... 12,583 $  476,187
    GS Home Shopping, Inc....................................    332     64,012
    GS retail Co., Ltd.......................................  7,250    172,371
*   Halla Corp...............................................  3,187     18,064
    Halla Holdings Corp......................................  1,879    108,190
    Halla Visteon Climate Control Corp.......................  4,010    168,806
    Han Kuk Carbon Co., Ltd..................................  9,360     48,054
    Hana Financial Group, Inc................................ 34,290  1,002,315
    Hana Tour Service, Inc...................................  1,057     82,323
    Handok, Inc..............................................  1,840     35,497
    Handsome Co., Ltd........................................  4,900    137,455
    Hanil Cement Co., Ltd....................................  1,122    168,921
*   Hanjin Heavy Industries & Construction Co., Ltd.......... 23,224     82,352
*   Hanjin Kal Corp.......................................... 17,459    517,074
*   Hanjin Shipping Co., Ltd.................................      1          3
    Hanjin Transportation Co., Ltd...........................  2,170    125,649
    Hankook Shell Oil Co., Ltd...............................    110     50,129
    Hankook Tire Co., Ltd.................................... 11,436    549,913
*   Hanmi Pharm Co., Ltd.....................................  1,500    133,642
*   Hanmi Science Co., Ltd...................................  4,486     61,473
    Hansae Co., Ltd..........................................  1,440     49,984
    Hansae Yes24 Holdings Co., Ltd...........................  3,090     33,508
    Hansol Chemical Co., Ltd.................................  1,170     53,749
    Hansol Holdings Co., Ltd.................................  8,562     61,753
    Hansol Logistics Co., Ltd................................ 15,480     32,316
*   Hansol Paper Co., Ltd....................................  5,227     93,447
*   Hansol Technics Co., Ltd.................................  7,716     95,822
    Hanssem Co., Ltd.........................................  1,492    209,390
    Hanwha Chemical Corp..................................... 19,014    212,739
    Hanwha Corp.............................................. 15,900    396,682
    Hanwha Galleria Timeworld Co., Ltd.......................    700     42,560
*   Hanwha General Insurance Co., Ltd........................  7,534     28,847
*   Hanwha Investment & Securities Co., Ltd.................. 14,239     51,600
    Hanwha Life Insurance Co., Ltd........................... 45,527    322,954
    Hanyang Securities Co., Ltd..............................  1,630     11,016
*   Harim Holdings Co., Ltd..................................  2,717     12,313
    Heung-A Shipping Co., Ltd................................ 22,060     56,204
    Hite Jinro Co., Ltd......................................  7,642    160,982
    Hitejinro Holdings Co., Ltd..............................  1,300     13,691
*   HMC Investment Securities Co., Ltd.......................  3,246     30,320
    Hotel Shilla Co., Ltd....................................  5,490    509,409
    Huchems Fine Chemical Corp...............................  2,620     63,247
    Humax Co., Ltd...........................................  4,280     63,892
    Huons Co., Ltd...........................................  1,093     58,361
    Husteel Co., Ltd.........................................  2,170     34,608
    Huvis Corp...............................................  4,510     47,038
    Hwa Shin Co., Ltd........................................  4,730     29,983
    Hy-Lok Corp..............................................  2,898     73,017
    Hyosung Corp.............................................  6,041    398,641
*   Hyundai BNG Steel Co., Ltd...............................  2,150     28,739
    Hyundai Corp.............................................  3,840     95,808
    Hyundai Department Store Co., Ltd........................  3,692    400,288
    Hyundai Development Co................................... 16,047    627,731

                                     1518

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
*   Hyundai Elevator Co., Ltd................................  3,022 $  179,355
    Hyundai Engineering & Construction Co., Ltd..............  7,327    289,963
    Hyundai Glovis Co., Ltd..................................    440     98,001
    Hyundai Greenfood Co., Ltd............................... 11,600    182,961
    Hyundai Heavy Industries Co., Ltd........................  3,121    319,815
    Hyundai Home Shopping Network Corp.......................    625     68,377
    Hyundai Hy Communications & Networks Co., Ltd............  9,650     38,231
    Hyundai Livart Furniture Co., Ltd........................  4,100    128,169
    Hyundai Marine & Fire Insurance Co., Ltd................. 15,061    358,426
    Hyundai Mobis Co., Ltd...................................  3,738    845,041
    Hyundai Motor Co......................................... 10,982  1,687,757
*   Hyundai Securities Co., Ltd.............................. 40,700    277,272
    Hyundai Steel Co.........................................  7,754    465,212
    Hyundai Wia Corp.........................................  1,026    143,143
    Il Dong Pharmaceutical Co., Ltd..........................  3,120     47,743
    Iljin Display Co., Ltd...................................  1,940     11,647
    Iljin Electric Co., Ltd..................................  5,010     40,979
*   Iljin Materials Co., Ltd.................................  1,650     11,057
    Ilshin Spinning Co., Ltd.................................    271     41,591
    iMarketKorea, Inc........................................    640     15,977
    Industrial Bank of Korea................................. 28,423    333,894
*   Infopia Co., Ltd.........................................  1,599     19,600
*   InkTec Co., Ltd..........................................    909      8,926
*   InnoWireless, Inc........................................    699      8,467
*   Innox Corp...............................................  1,728     24,853
*   Insun ENT Co., Ltd....................................... 11,140     43,797
*   Interflex Co., Ltd.......................................  2,782     48,074
    Interpark Corp........................................... 13,064    109,008
    INTOPS Co., Ltd..........................................  1,368     22,987
    Inzi Controls Co., Ltd...................................  2,340     10,804
    INZI Display Co., Ltd....................................  6,794     11,294
*   IS Dongseo Co., Ltd......................................  2,030    108,453
    ISU Chemical Co., Ltd....................................  3,690     29,210
    IsuPetasys Co., Ltd...................................... 14,830     75,758
    Jahwa Electronics Co., Ltd...............................  6,340     86,227
    JB Financial Group Co., Ltd.............................. 31,088    165,098
    Jeil Pharmaceutical Co...................................  1,820     35,188
    JW Holdings Co., Ltd.....................................  4,586     10,313
    JW Pharmaceutical Corp...................................  3,241     41,605
    Kangwon Land, Inc........................................  8,480    250,069
    KB Capital Co., Ltd......................................  3,043     57,328
    KB Financial Group, Inc.................................. 15,280    513,304
*   KB Financial Group, Inc. ADR............................. 13,208    445,770
    KC Green Holdings Co., Ltd...............................  5,380     44,170
    KC Tech Co., Ltd.........................................  4,453     31,237
    KEPCO Engineering & Construction Co., Inc................  1,061     41,156
    KEPCO Plant Service & Engineering Co., Ltd...............  1,610    129,672
    KG Chemical Corp.........................................  1,860     28,523
    Kginicis Co., Ltd........................................  1,312     29,497
    KH Vatec Co., Ltd........................................  3,928    145,119
    Kia Motors Corp.......................................... 21,237    887,538
    Kishin Corp..............................................  5,120     33,257
    KISWIRE, Ltd.............................................  2,592     95,759

                                     1519

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
    KIWOOM Securities Co., Ltd...............................  3,271 $  174,065
*   KMH Co., Ltd.............................................  4,832     44,656
    Koh Young Technology, Inc................................    552     23,940
    Kolao Holdings...........................................  3,520     54,269
*   Kolon Global Corp........................................  1,142      8,378
    Kolon Industries, Inc....................................  4,288    181,882
    Kolon Life Science, Inc..................................    571     22,877
    KONA I Co., Ltd..........................................  1,983     61,809
    Korea Aerospace Industries, Ltd..........................  2,430    103,409
    Korea Circuit Co., Ltd...................................  3,237     37,370
    Korea District Heating Corp..............................    772     38,117
*   Korea Electric Power Corp. Sponsored ADR.................  9,600    185,472
    Korea Electric Terminal Co., Ltd.........................  1,750    103,304
*   Korea Gas Corp...........................................  3,822    157,355
    Korea Investment Holdings Co., Ltd....................... 10,480    493,879
    Korea Kolmar Co., Ltd....................................    431     22,617
    Korea Petrochemical Ind Co., Ltd.........................  1,545    115,355
    Korea United Pharm, Inc..................................  1,346     18,864
    Korea Zinc Co., Ltd......................................    699    273,034
    Korean Reinsurance Co.................................... 25,089    233,329
    Kortek Corp..............................................  1,982     21,111
    KPX Chemical Co., Ltd....................................    220     11,197
*   KT Corp. Sponsored ADR...................................  5,400     72,576
*   KT Hitel Co., Ltd........................................  1,589     15,067
    KT Skylife Co., Ltd......................................  3,050     45,038
    KT&G Corp................................................  9,033    659,391
*   KTB Investment & Securities Co., Ltd..................... 12,690     21,524
    Kukdo Chemical Co., Ltd..................................  1,090     46,357
    Kumho Electric Co., Ltd..................................    690     14,012
    Kumho Petrochemical Co., Ltd.............................    931     75,823
*   Kumho Tire Co., Inc...................................... 19,420    171,795
    Kumkang Kind Co., Ltd....................................    850     52,632
    Kunsul Chemical Industrial Co., Ltd......................    960     47,881
    Kwang Dong Pharmaceutical Co., Ltd.......................  7,180     71,619
*   Kwang Myung Electric Engineering Co., Ltd................  4,580      9,946
*   Kwangju Bank.............................................  2,900     23,620
*   Kyobo Securities Co., Ltd................................  5,430     48,350
*   Kyongnam Bank............................................  4,432     43,952
    Kyung Dong Navien Co., Ltd...............................    590     13,416
    Kyungchang Industrial Co., Ltd...........................  5,099     36,089
    KyungDong City Gas Co., Ltd..............................    197     17,742
    Kyungdong Pharm Co., Ltd.................................  1,450     31,679
*   LB Semicon, Inc..........................................  4,067      6,127
    LEENO Industrial, Inc....................................  1,048     38,168
    LF Corp..................................................  4,880    139,837
    LG Chem, Ltd.............................................  1,616    290,623
    LG Corp.................................................. 10,961    616,860
    LG Display Co., Ltd......................................  4,840    159,033
*   LG Display Co., Ltd. ADR................................. 94,721  1,533,533
    LG Electronics, Inc...................................... 20,226  1,120,535
    LG Hausys, Ltd...........................................  1,425    232,378
    LG Household & Health Care, Ltd..........................    649    406,586
    LG Innotek Co., Ltd......................................  2,590    229,549

                                     1520

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
SOUTH KOREA -- (Continued)
    LG International Corp......................................  4,050 $135,309
*   LG Life Sciences, Ltd......................................  1,620   69,041
    LG Uplus Corp.............................................. 64,280  708,660
    LIG Insurance Co., Ltd..................................... 14,710  308,336
    Lock&Lock Co., Ltd.........................................  3,170   30,053
    Lotte Chemical Corp........................................  3,981  628,118
    Lotte Chilsung Beverage Co., Ltd...........................     88  133,346
    Lotte Confectionery Co., Ltd...............................    176  299,931
    Lotte Food Co., Ltd........................................     89   50,332
    LOTTE Himart Co., Ltd......................................  1,430   70,431
*   Lotte Non-Life Insurance Co., Ltd..........................  2,500    6,113
    Lotte Shopping Co., Ltd....................................  1,627  352,157
    LS Corp....................................................  3,920  171,827
    LS Industrial Systems Co., Ltd.............................  1,605   88,462
*   Lumens Co., Ltd............................................  7,572   44,991
    Macquarie Korea Infrastructure Fund........................ 51,254  344,392
*   Macrogen, Inc..............................................    656   33,224
    Maeil Dairy Industry Co., Ltd..............................  1,665   48,863
*   Mando Corp.................................................  2,051  309,183
    Medy-Tox, Inc..............................................    997  335,003
    MegaStudy Co., Ltd.........................................  1,386   75,379
*   Melfas, Inc................................................  5,717   27,085
    Meritz Financial Group, Inc................................  9,650   85,434
    Meritz Fire & Marine Insurance Co., Ltd.................... 19,112  212,586
    Meritz Securities Co., Ltd................................. 69,570  243,536
    Mirae Asset Securities Co., Ltd............................  4,741  199,514
    MK Electron Co., Ltd.......................................  5,177   27,442
*   MNTech Co., Ltd............................................  5,018   26,011
    Modetour Network, Inc......................................    692   17,426
    Moorim P&P Co., Ltd........................................  8,640   30,831
    Motonic Corp...............................................  2,210   27,590
*   Muhak Co., Ltd.............................................  3,624  122,630
    Namhae Chemical Corp.......................................  9,970   80,084
    Naver Corp.................................................    717  464,733
    NCSoft Corp................................................  1,673  305,518
*   Neowiz Games Corp..........................................  4,290   87,087
*   NEPES Corp.................................................  6,920   59,624
    Nexen Corp.................................................    310   24,969
    Nexen Tire Corp............................................  6,774   96,242
*   NHN Entertainment Corp.....................................    306   20,765
    NICE Holdings Co., Ltd.....................................  4,060   63,687
    NICE Information Service Co., Ltd..........................    130      758
*   NK Co., Ltd................................................  2,093    8,138
    Nong Shim Holdings Co., Ltd................................    792   77,798
    NongShim Co., Ltd..........................................    643  135,808
*   OCI Co., Ltd...............................................  2,346  166,325
    OCI Materials Co., Ltd.....................................  1,887  110,857
*   OPTRON-TEC, Inc............................................  1,515    8,807
    Orion Corp.................................................    374  356,882
*   Osstem Implant Co., Ltd....................................  3,554  143,293
*   Osung LST Co., Ltd.........................................  2,355    1,426
    Ottogi Corp................................................    244  126,694
    Paradise Co., Ltd..........................................  2,315   55,315

                                     1521

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
    Partron Co., Ltd.........................................  8,861 $  100,140
    Poongsan Corp............................................  7,260    150,104
    POSCO ADR................................................ 18,551  1,080,225
    POSCO Chemtech Co., Ltd..................................    461     56,961
    Posco ICT Co., Ltd.......................................  7,848     39,298
*   Posco Plantec Co., Ltd...................................  3,608     12,185
*   Power Logics Co., Ltd....................................  6,846     26,121
    Pyeong Hwa Automotive Co., Ltd...........................  3,427     52,834
    RFTech Co., Ltd..........................................  4,463     36,378
    S&T Dynamics Co., Ltd....................................  5,750     52,659
    S&T Motiv Co., Ltd.......................................  2,830    114,249
    S-1 Corp.................................................  1,719    125,062
    S-MAC Co., Ltd...........................................  7,741     32,341
    S-Oil Corp...............................................  4,657    256,168
    Saeron Automotive Corp...................................  3,700     34,850
*   Sajo Industries Co., Ltd.................................    870     35,508
    Sam Yung Trading Co., Ltd................................  3,760     80,067
    Samchully Co., Ltd.......................................    607     76,308
    SAMHWA Paints Industrial Co., Ltd........................  1,500     20,412
    Samick Musical Instruments Co., Ltd...................... 16,530     65,049
    Samick THK Co., Ltd......................................  1,380     10,507
    Samjin Pharmaceutical Co., Ltd...........................    380      8,008
    Samkwang Glass...........................................    530     35,927
    Samlip General Foods Co., Ltd............................    205     36,248
    Samsung Electro-Mechanics Co., Ltd....................... 17,665  1,075,111
    Samsung Electronics Co., Ltd.............................  3,795  4,711,098
    Samsung Electronics Co., Ltd. GDR........................  3,382  2,082,093
*   Samsung Engineering Co., Ltd.............................  1,437     49,563
    Samsung Fine Chemicals Co., Ltd..........................  1,114     34,661
    Samsung Fire & Marine Insurance Co., Ltd.................  4,584  1,234,275
    Samsung Heavy Industries Co., Ltd........................ 22,890    370,580
    Samsung Life Insurance Co., Ltd..........................  3,127    321,187
    Samsung SDI Co., Ltd.....................................  7,572    883,568
    Samsung Securities Co., Ltd.............................. 12,452    537,264
    Samsung Techwin Co., Ltd.................................  3,840     80,057
    Samyang Foods Co., Ltd...................................    870     17,133
    Samyang Holdings Corp....................................  1,808    155,463
    Savezone I&C Corp........................................  7,320     40,954
    SBS Media Holdings Co., Ltd.............................. 17,020     69,554
    Seah Besteel Corp........................................  4,160    120,993
    SeAH Holdings Corp.......................................    341     45,637
    SeAH Steel Corp..........................................    878     61,269
    Sebang Co., Ltd..........................................  4,540     79,273
*   Seegene, Inc.............................................  1,575     46,946
    Sejong Industrial Co., Ltd...............................  4,410     54,347
*   Seohee Construction Co., Ltd............................. 59,786     42,444
    Seoul Semiconductor Co., Ltd.............................  2,704     47,853
    Seoyeon Co., Ltd.........................................  5,173     66,088
*   Sewon Cellontech Co., Ltd................................  9,690     23,854
    Sewon Precision Industry Co., Ltd........................    410      9,750
    SFA Engineering Corp.....................................  2,051     86,144
    Shinhan Financial Group Co., Ltd......................... 11,050    451,154
*   Shinhan Financial Group Co., Ltd. ADR.................... 18,630    742,406

                                     1522

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
    Shinsegae Co., Ltd.......................................  1,834 $  268,930
    Shinsegae International Co., Ltd.........................    500     40,694
*   Shinsung Solar Energy Co., Ltd...........................  8,513      9,905
    Silicon Works Co., Ltd...................................  3,171     83,529
    Silla Co., Ltd...........................................  1,850     36,279
*   Simm Tech Co., Ltd....................................... 13,169    126,482
*   SK Broadband Co., Ltd.................................... 57,746    223,493
    SK Chemicals Co., Ltd....................................  3,118    173,395
*   SK Communications Co., Ltd...............................  5,796     38,937
    SK Gas, Ltd..............................................  1,640    128,817
    SK Holdings Co., Ltd.....................................  7,363  1,147,973
    SK Hynix, Inc............................................ 23,180  1,001,273
    SK Innovation Co., Ltd...................................  5,204    441,921
*   SK Networks Co., Ltd..................................... 32,770    280,709
*   SK Securities Co., Ltd................................... 97,610     83,302
    SK Telecom Co., Ltd......................................    191     50,055
    SK Telecom Co., Ltd. ADR.................................  6,000    172,500
    SKC Co., Ltd.............................................  5,040    138,406
    SL Corp..................................................  5,700     91,963
*   SM Entertainment Co......................................  2,832     94,337
    Songwon Industrial Co., Ltd..............................  2,850     22,500
    Soulbrain Co., Ltd.......................................  2,878     95,427
*   Ssangyong Cement Industrial Co., Ltd.....................  4,260     58,280
*   STS Semiconductor & Telecommunications................... 13,061     49,515
*   STX Engine Co., Ltd......................................  4,720      2,840
    Suheung Co., Ltd.........................................    930     41,900
    Sung Kwang Bend Co., Ltd.................................  4,521     54,500
*   Sungchang Enterprise Holdings, Ltd.......................  1,650     31,899
*   Sungshin Cement Co., Ltd.................................  3,440     42,488
    Sungwoo Hitech Co., Ltd.................................. 12,109    133,566
*   Suprema, Inc.............................................  1,355     33,294
*   Synopex, Inc............................................. 20,990     35,981
    Taekwang Industrial Co., Ltd.............................    100    102,904
*   Taewoong Co., Ltd........................................  3,281     44,752
*   Taeyoung Engineering & Construction Co., Ltd............. 14,580     64,549
    Tongyang Life Insurance..................................  9,040     90,733
*   Top Engineering Co., Ltd.................................  1,477      5,896
*   Toray Chemical Korea, Inc................................    460      5,932
    TS Corp..................................................  1,392     31,772
    Uju Electronics Co., Ltd.................................    629      8,803
    Unid Co., Ltd............................................  1,490     79,757
    Vieworks Co., Ltd........................................    893     26,636
    WillBes & Co. (The)...................................... 12,360     15,374
*   Wonik IPS Co., Ltd.......................................  8,326    101,738
    Woojeon & Handan Co., Ltd................................  5,947     13,347
*   Woongjin Holdings Co., Ltd............................... 20,020     38,010
*   Woongjin Thinkbig Co., Ltd...............................  2,791     19,190
    Wooree ETI Co., Ltd......................................  9,835     17,612
*   Woori Bank............................................... 34,860    280,512
*   Woori Bank Sponsored ADR.................................  1,175     27,781
    Woori Investment & Securities Co., Ltd................... 26,345    265,284
*   Woori Investment Bank Co., Ltd........................... 99,956     37,096
    Y G-1 Co., Ltd...........................................  4,426     36,793

                                     1523

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
    YG Entertainment, Inc..................................   1,175 $    50,776
    Youlchon Chemical Co., Ltd.............................   1,990      19,606
    Young Poong Corp.......................................     198     256,589
    Youngone Corp..........................................   8,136     417,214
    Youngone Holdings Co., Ltd.............................   2,034     166,650
    Yuhan Corp.............................................   1,428     222,869
                                                                    -----------
TOTAL SOUTH KOREA..........................................          70,361,757
                                                                    -----------
SPAIN -- (1.9%)
    Abengoa SA.............................................  11,833      37,797
    Abengoa SA Class B..................................... 166,205     491,065
    Abertis Infraestructuras SA............................  31,587     618,543
*   Acciona SA.............................................   9,147     653,863
    Acerinox SA............................................  36,644     545,532
    ACS Actividades de Construccion y Servicios SA.........  12,554     436,625
    Adveo Group International SA...........................   2,149      31,507
*   Almirall SA............................................   9,125     159,182
    Amadeus IT Holding SA Class A..........................  25,478   1,021,776
    Atresmedia Corp de Medios de Comunicacion SA...........   9,022     132,564
    Banco Bilbao Vizcaya Argentaria SA..................... 110,977     948,003
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR....... 162,839   1,387,390
    Banco de Sabadell SA................................... 718,590   1,815,938
*   Banco Popular..........................................     972       4,123
    Banco Popular Espanol SA............................... 229,574     970,398
    Banco Santander SA..................................... 456,315   3,069,206
    Banco Santander SA Sponsored ADR....................... 247,124   1,653,260
*   Bankia SA.............................................. 346,527     453,215
    Bankinter SA........................................... 119,138     827,720
*   Baron de Ley...........................................     336      29,219
    Bolsas y Mercados Espanoles SA.........................  18,297     752,153
    CaixaBank SA........................................... 144,158     627,916
#*  Caja de Ahorros del Mediterraneo.......................   4,397          --
    Cie Automotive SA......................................  13,931     200,540
    Construcciones y Auxiliar de Ferrocarriles SA..........     434     145,903
    Distribuidora Internacional de Alimentacion SA.........  77,502     501,758
    Duro Felguera SA.......................................  16,567      66,494
    Ebro Foods SA..........................................  14,596     248,359
    Elecnor SA.............................................   4,850      44,833
    Enagas SA..............................................  35,500   1,124,198
    Ence Energia y Celulosa S.A............................  57,937     173,271
*   Ercros SA..............................................  16,413       7,684
    Faes Farma SA(B1PQHS6).................................  64,265     130,865
*   Faes Farma SA(BTGQBZ6).................................   2,380       4,854
    Ferrovial SA...........................................  38,337     760,563
*   Fluidra SA.............................................   4,609      15,537
*   Fomento de Construcciones y Contratas SA...............  27,241     337,205
*   Gamesa Corp. Tecnologica SA............................  75,988     751,273
    Gas Natural SDG SA.....................................  33,472     785,714
    Grifols SA.............................................  11,550     484,514
    Grupo Catalana Occidente SA............................  11,982     342,598
*   Grupo Ezentis SA.......................................  30,793      23,657
    Iberdrola SA........................................... 672,516   4,641,990
    Inditex SA.............................................  27,302     804,686

                                     1524

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SPAIN -- (Continued)
    Indra Sistemas SA......................................  31,963 $   326,523
*   Jazztel P.L.C..........................................  48,238     683,432
    Mapfre SA.............................................. 197,914     666,249
*   Mediaset Espana Comunicacion SA........................  65,145     793,085
    Melia Hotels International SA..........................  19,140     219,856
    Miquel y Costas & Miquel SA............................   3,050     105,679
*   NH Hotel Group SA......................................  54,240     267,788
    Obrascon Huarte Lain SA................................  16,188     374,055
    Papeles y Cartones de Europa SA........................  21,567     103,667
*   Pescanova SA...........................................   2,936          --
*   Promotora de Informaciones SA Class A.................. 188,894      50,092
    Prosegur Cia de Seguridad SA...........................  35,499     197,440
*   Realia Business SA.....................................  20,311      13,986
    Red Electrica Corp. SA.................................  11,186     953,026
    Repsol SA..............................................  34,184     605,559
    Repsol SA Sponsored ADR................................  43,917     781,723
*   Sacyr SA...............................................  61,369     226,958
    Tecnicas Reunidas SA...................................   6,519     253,507
*   Telecomunicaciones y Energia...........................   8,716      14,668
    Telefonica SA.......................................... 159,388   2,390,094
    Telefonica SA Sponsored ADR............................  44,308     660,632
    Tubacex SA.............................................  36,604     107,078
    Tubos Reunidos SA......................................  30,261      54,194
    Vidrala SA.............................................   4,238     210,722
    Viscofan SA............................................   8,630     499,311
*   Vocento SA.............................................   6,696      12,544
    Zardoya Otis SA........................................  25,192     286,896
*   Zeltia SA..............................................  45,742     155,755
                                                                    -----------
TOTAL SPAIN................................................          39,278,010
                                                                    -----------
SWEDEN -- (2.4%)
    AAK AB.................................................   7,868     427,370
    Acando AB..............................................  11,914      19,281
    AddTech AB Class B.....................................   4,134      58,361
    AF AB Class B..........................................  14,876     227,891
    Alfa Laval AB..........................................  22,725     422,121
    Assa Abloy AB Class B..................................  23,091   1,261,090
    Atlas Copco AB Class A.................................  15,877     470,096
    Atlas Copco AB Class B.................................   9,205     251,767
    Atrium Ljungberg AB Class B............................     883      13,306
    Avanza Bank Holding AB.................................   5,322     175,542
    Axfood AB..............................................   3,603     218,669
#   Axis Communications AB.................................   9,161     245,239
    B&B Tools AB Class B...................................   5,827      99,685
    Beijer Alma AB.........................................   4,107      98,869
    Beijer Electronics AB..................................   1,176       7,251
    Beijer Ref AB Class B..................................   2,908      47,248
    Betsson AB.............................................  11,976     448,794
    Bilia AB Class A.......................................   8,813     267,283
    BillerudKorsnas AB.....................................  42,906     651,290
    BioGaia AB Class B.....................................   1,910      41,500
    Bjoern Borg AB.........................................   4,436      12,409
    Boliden AB.............................................  72,494   1,132,482

                                     1525

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
SWEDEN -- (Continued)
    Bulten AB................................................  4,493 $   41,296
    Byggmax Group AB......................................... 22,164    147,058
    Castellum AB............................................. 31,116    489,278
    Clas Ohlson AB Class B...................................  5,206     80,495
*   Cloetta AB Class B.......................................  6,849     20,743
    Concentric AB............................................ 13,233    169,050
    Corem Property Group AB Class B..........................  1,440      5,027
    Dios Fastigheter AB......................................  9,517     71,486
    Doro AB..................................................  2,400     12,533
    Duni AB..................................................  8,871    131,146
    Electrolux AB Series B................................... 43,531  1,339,818
    Elekta AB Class B........................................ 32,169    344,832
    Enea AB..................................................  6,373     57,482
#*  Eniro AB................................................. 35,735     22,009
    Fabege AB................................................ 27,473    375,022
*   Fastighets AB Balder.....................................  6,448     93,249
    Getinge AB Class B....................................... 27,163    669,499
    Gunnebo AB............................................... 12,828     62,428
    Haldex AB................................................ 20,108    271,524
    Hennes & Mauritz AB Class B.............................. 28,325  1,165,198
    Hexagon AB Class B....................................... 32,386  1,025,438
    Hexpol AB................................................  5,500    551,792
    HIQ International AB..................................... 13,808     71,460
    Holmen AB Class B........................................ 16,575    598,042
    Hufvudstaden AB Class A..................................  6,318     82,756
    Husqvarna AB Class A..................................... 20,121    140,419
    Husqvarna AB Class B..................................... 88,274    613,078
    ICA Gruppen AB........................................... 16,701    641,676
    Industrial & Financial Systems Class B...................  4,074    125,438
    Indutrade AB.............................................  7,662    311,857
    Intrum Justitia AB....................................... 17,478    465,118
    JM AB.................................................... 29,023    955,315
    KappAhl AB............................................... 16,275     81,950
    Klovern AB Class A.......................................  4,762      4,963
*   Klovern AB Class B....................................... 47,620     47,481
    KNOW IT AB...............................................  7,176     42,180
    Kungsleden AB............................................ 26,015    199,293
    Lagercrantz AB Class B...................................  3,024     52,890
*   Lindab International AB.................................. 18,482    153,032
    Loomis AB Class B........................................ 20,874    617,629
*   Lundin Petroleum AB...................................... 27,026    350,610
    Meda AB Class A.......................................... 65,443    921,704
#*  Medivir AB Class B....................................... 11,136    132,004
    Mekonomen AB.............................................  3,503     82,286
    Millicom International Cellular SA.......................  6,790    433,002
    Modern Times Group AB Class B............................ 11,891    336,537
    MQ Holding AB............................................  7,306     31,698
    Mycronic AB.............................................. 28,090     98,170
    NCC AB Class A...........................................  2,685     86,902
    NCC AB Class B........................................... 25,519    825,141
    Nederman Holding AB......................................     53      1,006
    Net Entertainment NE AB..................................  5,323    168,659
*   Net Insight AB Class B................................... 64,475     28,594

                                     1526

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SWEDEN -- (Continued)
    New Wave Group AB Class B...............................  15,359 $   81,271
    Nibe Industrier AB Class B..............................  20,481    520,263
    Nobia AB................................................  40,048    347,186
    Nolato AB Class B.......................................   9,672    232,088
    Nordea Bank AB.......................................... 200,495  2,545,437
    Nordnet AB Class B......................................  25,543     85,608
    Oriflame Cosmetics SA...................................   2,373     31,764
    Peab AB.................................................  51,796    372,526
*   Pricer AB Class B.......................................  33,823     30,995
    Proffice AB Class B.....................................  13,012     31,434
#*  Qliro Group AB..........................................   5,064      9,770
    Ratos AB Class B........................................  20,933    130,786
*   Rezidor Hotel Group AB..................................  22,302     83,718
    Saab AB Class B.........................................  16,440    400,190
    Sagax AB Class B........................................   4,530     30,048
    Sandvik AB..............................................  83,367    875,069
*   SAS AB..................................................  49,484     98,992
    Sectra AB Class B.......................................     495      7,455
    Securitas AB Class B....................................  69,799    850,774
    Semcon AB...............................................   3,284     20,631
    Skandinaviska Enskilda Banken AB Class A................ 110,677  1,332,728
    Skandinaviska Enskilda Banken AB Class C................     886     11,021
    Skanska AB Class B......................................  72,846  1,614,575
    SKF AB Class A..........................................   1,436     33,921
    SKF AB Class B..........................................  31,237    736,315
    SkiStar AB..............................................   4,567     46,672
*   SSAB AB Class A.........................................  13,020     63,318
*   SSAB AB Class B(B17H3F6)................................  28,975    124,697
*   SSAB AB Class B(BPRBWM6)................................  33,238    143,763
    Svenska Cellulosa AB Class A............................   5,638    136,124
    Svenska Cellulosa AB Class B............................  79,422  1,914,397
    Svenska Handelsbanken AB Class A........................  26,976  1,277,420
    Svenska Handelsbanken AB Class B........................     808     37,662
    Sweco AB Class B........................................   3,342     44,605
    Swedbank AB Class A.....................................  71,036  1,718,421
    Swedish Match AB........................................  21,324    694,244
*   Swedish Orphan Biovitrum AB.............................  25,167    263,796
    Systemair AB............................................     682      8,330
    Tele2 AB Class B........................................ 116,877  1,322,202
    Telefonaktiebolaget LM Ericsson Class A.................  12,842    150,250
    Telefonaktiebolaget LM Ericsson Class B................. 123,302  1,494,945
    Telefonaktiebolaget LM Ericsson Sponsored ADR...........  90,500  1,097,765
    TeliaSonera AB.......................................... 237,375  1,462,648
    TradeDoubler AB.........................................  13,109     15,060
*   Transcom Worldwide AB...................................   1,831     12,501
    Transmode AB............................................     682      5,895
    Trelleborg AB Class B...................................  56,922  1,029,436
    Unibet Group P.L.C......................................   7,951    473,508
    Vitrolife AB............................................   4,005     85,288
    Volvo AB Class A........................................  32,685    384,851
    Volvo AB Class B........................................ 121,612  1,423,740
    Volvo AB Sponsored ADR..................................   1,200     14,052
    Wallenstam AB Class B...................................  16,952    280,648

                                     1527

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SWEDEN -- (Continued)
    Wihlborgs Fastigheter AB...............................   9,465 $   185,250
                                                                    -----------
TOTAL SWEDEN...............................................          48,870,890
                                                                    -----------
SWITZERLAND -- (4.9%)
    ABB, Ltd............................................... 162,743   3,128,931
#   ABB, Ltd. Sponsored ADR................................  55,400   1,060,356
    Actelion, Ltd..........................................  10,350   1,143,266
    Adecco SA..............................................  23,752   1,774,358
    AFG Arbonia-Forster Holding AG.........................   3,805      68,258
    Allreal Holding AG.....................................   3,692     580,475
    Alpiq Holding AG.......................................     648      45,789
    ams AG.................................................  14,072     550,797
    APG SGA SA.............................................     309      99,924
    Aryzta AG..............................................  22,161   1,661,396
    Ascom Holding AG.......................................  19,142     294,823
    Autoneum Holding AG....................................   1,294     216,583
    Bachem Holding AG Class B..............................     894      41,730
    Baloise Holding AG.....................................  12,070   1,571,118
    Bank Coop AG...........................................   1,545      68,345
    Banque Cantonale de Geneve.............................     133      31,514
    Banque Cantonale Vaudoise..............................     488     284,729
    Barry Callebaut AG.....................................     321     320,072
    Basler Kantonalbank....................................     198      13,693
    Belimo Holding AG......................................      62     143,423
    Bell AG................................................      22      53,104
    Bellevue Group AG......................................     767      12,572
    Berner Kantonalbank AG.................................   1,080     212,476
    BKW AG.................................................   2,520      75,294
    Bobst Group SA.........................................   2,987      91,116
    Bossard Holding AG Class A.............................   1,456     150,763
    Bucher Industries AG...................................   2,306     565,737
    Burckhardt Compression Holding AG......................     583     180,338
    Burkhalter Holding AG..................................     533      56,501
    Calida Holding AG......................................   1,726      64,989
    Carlo Gavazzi Holding AG...............................      41       8,879
*   Charles Voegele Holding AG.............................   3,510      50,280
    Chocoladefabriken Lindt & Sprungli AG..................       5     314,975
    Cie Financiere Richemont SA............................  30,323   2,519,177
    Cie Financiere Tradition SA............................     475      21,413
    Clariant AG............................................  77,364   1,242,951
    Coltene Holding AG.....................................     804      54,361
    Conzzeta AG............................................      35     113,518
    Credit Suisse Group AG.................................  44,571     938,480
    Credit Suisse Group AG Sponsored ADR...................  58,869   1,238,604
    Daetwyler Holding AG...................................   1,803     215,091
    DKSH Holding AG........................................   3,658     277,691
*   Dufry AG...............................................   6,189     909,178
    Edmond de Rothschild Suisse SA.........................       1      15,241
    EFG International AG...................................  14,116     152,328
    Emmi AG................................................     617     201,491
    EMS-Chemie Holding AG..................................     886     342,266
    Energiedienst Holding AG...............................   1,334      40,606
    Feintool International Holding AG......................     262      24,928

                                     1528

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SWITZERLAND -- (Continued)
    Flughafen Zuerich AG...................................   1,373 $   934,755
    Forbo Holding AG.......................................     467     451,549
    Galenica AG............................................     942     756,964
    GAM Holding AG.........................................  37,421     661,310
    Gategroup Holding AG...................................   8,749     242,828
    Geberit AG.............................................   3,490   1,192,338
    Georg Fischer AG.......................................   1,452     870,722
    Givaudan SA............................................     993   1,810,065
    Gurit Holding AG.......................................     219      78,379
    Helvetia Holding AG....................................   1,849     943,159
    Holcim, Ltd............................................  26,622   1,861,220
    Huber & Suhner AG......................................     627      27,912
    Implenia AG............................................   3,191     174,535
    Inficon Holding AG.....................................     484     162,322
    Interroll Holding AG...................................     153      78,045
    Intershop Holdings AG..................................     281     113,186
    Julius Baer Group, Ltd.................................  34,129   1,388,509
    Kaba Holding AG Class B................................     937     470,940
    Kardex AG..............................................   2,423     115,898
    Komax Holding AG.......................................   1,805     271,732
    Kudelski SA............................................  18,111     207,455
    Kuehne + Nagel International AG........................   2,593     356,938
    Kuoni Reisen Holding AG................................   1,062     356,510
    LEM Holding SA.........................................      68      52,243
    Liechtensteinische Landesbank AG.......................     270      11,439
*   LifeWatch AG...........................................   1,086      15,474
    Logitech International SA(B18ZRK2).....................  30,755     452,229
    Logitech International SA(H50430232)...................   9,799     143,163
    Lonza Group AG.........................................  14,498   1,717,088
    Luzerner Kantonalbank AG...............................     753     287,912
    Metall Zug AG..........................................      47     114,766
#*  Meyer Burger Technology AG.............................  22,889     141,991
    Micronas Semiconductor Holding AG......................  10,500      62,738
*   Mobilezone Holding AG..................................   4,831      57,842
    Mobimo Holding AG......................................   1,695     391,484
*   Myriad Group AG........................................   8,397      36,141
    Nestle SA.............................................. 200,781  15,333,838
    Novartis AG............................................   9,303     906,603
    Novartis AG ADR........................................ 117,451  11,439,727
    OC Oerlikon Corp. AG...................................  24,094     274,060
*   Orascom Development Holding AG.........................     761      13,088
*   Orell Fuessli Holding AG...............................     152      13,991
    Orior AG...............................................   1,175      68,464
    Panalpina Welttransport Holding AG.....................   1,841     225,427
    Partners Group Holding AG..............................   2,070     553,974
    Phoenix Mecano AG......................................     139      62,401
    PSP Swiss Property AG..................................   2,990     308,635
    Rieter Holding AG......................................   1,248     181,010
    Roche Holding AG(7108918)..............................     599     164,319
    Roche Holding AG(7110388)..............................  19,398   5,228,098
    Romande Energie Holding SA.............................      49      51,722
    Schaffner Holding AG...................................     177      49,637
    Schindler Holding AG...................................   1,376     200,367

                                     1529

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SWITZERLAND -- (Continued)
*   Schmolz + Bickenbach AG................................ 183,032 $   163,096
    Schweiter Technologies AG..............................     307     235,473
    SGS SA.................................................     275     521,646
    Siegfried Holding AG...................................   1,307     217,758
    Sika AG................................................     436   1,497,442
    Sonova Holding AG......................................   1,621     212,962
    St Galler Kantonalbank AG..............................     653     247,979
    Straumann Holding AG...................................     556     125,589
    Sulzer AG..............................................   5,816     615,799
    Swatch Group AG (The)(7184725).........................   3,316   1,318,820
    Swatch Group AG (The)(7184736).........................   6,298     462,980
    Swiss Life Holding AG..................................   8,107   1,809,105
    Swiss Re AG............................................  31,724   2,861,739
    Swisscom AG............................................   1,386     812,637
    Swissquote Group Holding SA............................   2,565      66,763
    Syngenta AG............................................   6,120   1,993,490
    Syngenta AG ADR........................................  13,102     852,678
    Tamedia AG.............................................     430      58,935
    Tecan Group AG.........................................   1,906     192,340
    Temenos Group AG.......................................  14,082     428,613
*   Tornos Holding AG......................................   1,468       6,697
    U-Blox AG..............................................   1,839     262,939
    UBS Group AG(BRJL176)..................................  59,331     994,450
*   UBS Group AG(H42097107)................................ 159,324   2,657,524
    Valiant Holding AG.....................................   1,958     159,781
    Valora Holding AG......................................     970     234,691
    Vetropack Holding AG...................................      57      82,729
*   Von Roll Holding AG....................................  14,867      21,044
    Vontobel Holding AG....................................   6,359     212,570
    VP Bank AG.............................................     851      68,668
*   Walter Meier AG........................................     480      22,049
    Ypsomed Holding AG.....................................     537      48,806
    Zehnder Group AG.......................................   3,118     135,952
*   Zueblin Immobilien Holding AG..........................   4,474       5,550
    Zug Estates Holding AG.................................      36      50,330
    Zuger Kantonalbank AG..................................      25     121,171
    Zurich Insurance Group AG..............................   9,956   3,301,192
                                                                    -----------
TOTAL SWITZERLAND..........................................          98,413,057
                                                                    -----------
TAIWAN -- (3.8%)
#   A-DATA Technology Co., Ltd.............................  69,503     119,600
    Ability Enterprise Co., Ltd............................ 189,530     112,511
#   AcBel Polytech, Inc.................................... 108,540     123,483
    Accton Technology Corp................................. 197,929      97,546
#*  Acer, Inc.............................................. 703,521     456,433
    ACES Electronic Co., Ltd...............................  15,000      19,733
    ACHEM Technology Corp..................................  82,579      48,997
#*  Acme Electronics Corp..................................  19,000      19,460
    Acter Co., Ltd.........................................  10,000      25,286
*   Action Electronics Co., Ltd............................  61,921      13,244
    Actron Technology Corp.................................  15,000      53,441
#   Adlink Technology, Inc.................................  18,190      44,499
    Advanced Ceramic X Corp................................   8,000      38,699

                                     1530

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
*   Advanced Connectek, Inc...............................    40,000 $   15,444
    Advanced Semiconductor Engineering, Inc...............   509,644    639,970
#   Advanced Semiconductor Engineering, Inc. ADR..........    36,804    243,274
#*  Advanced Wireless Semiconductor Co....................    71,000    105,481
    Advancetek Enterprise Co., Ltd........................    36,000     26,860
#   Advantech Co., Ltd....................................    31,443    234,781
#*  AGV Products Corp.....................................   236,969     59,671
    Airtac International Group............................    10,000     86,824
    ALI Corp..............................................    79,000     62,541
    Allis Electric Co., Ltd...............................     8,000      2,361
    Alpha Networks, Inc...................................   128,000     70,886
    Altek Corp............................................   104,648    123,316
    Ambassador Hotel (The)................................    55,000     49,029
    AMPOC Far-East Co., Ltd...............................    24,000     22,072
#   AmTRAN Technology Co., Ltd............................   314,823    178,731
    Anpec Electronics Corp................................    26,402     26,912
    Apacer Technology, Inc................................    25,450     26,131
    APCB, Inc.............................................    39,000     29,408
    Apex Biotechnology Corp...............................    31,226     52,611
    Apex International Co., Ltd...........................    22,000     31,173
    Apex Medical Corp.....................................     7,000     12,834
    Arcadyan Technology Corp..............................    28,674     38,730
    Ardentec Corp.........................................   138,138    117,318
*   Arima Communications Corp.............................    58,708     23,899
#   Asia Cement Corp......................................   256,029    308,673
*   Asia Optical Co., Inc.................................    90,000    121,095
    Asia Plastic Recycling Holding, Ltd...................    22,807     26,731
    Asia Polymer Corp.....................................    99,000     73,033
    Asia Vital Components Co., Ltd........................    82,053     62,324
    ASROCK, Inc...........................................     6,000     13,785
    Asustek Computer, Inc.................................    79,502    830,924
    Aten International Co., Ltd...........................    35,000     92,183
    AU Optronics Corp..................................... 2,271,980  1,235,251
    AU Optronics Corp. Sponsored ADR......................    21,622    121,083
    Audix Corp............................................    47,200     65,733
    Aurora Corp...........................................    33,000     55,976
    AV Tech Corp..........................................    12,000     19,268
    Avermedia Technologies................................    35,000     12,114
    Bank of Kaohsiung Co., Ltd............................    58,228     16,637
    BenQ Materials Corp...................................    32,000     32,795
#   BES Engineering Corp..................................   541,000    129,466
    Bizlink Holding, Inc..................................    31,172    102,741
    Boardtek Electronics Corp.............................    47,000     65,027
    C Sun Manufacturing, Ltd..............................    26,000     18,723
    Capital Securities Corp...............................    99,000     32,283
#   Career Technology MFG. Co., Ltd.......................    96,000    101,360
    Carnival Industrial Corp..............................    28,000      6,992
    Catcher Technology Co., Ltd...........................    59,360    519,078
    Cathay Financial Holding Co., Ltd.....................   406,692    582,395
    Cathay Real Estate Development Co., Ltd...............   309,000    164,289
    Central Reinsurance Co., Ltd..........................    28,560     14,974
    Champion Building Materials Co., Ltd..................    74,526     22,309
    Chang Hwa Commercial Bank, Ltd........................   637,474    359,701

                                     1531

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
TAIWAN -- (Continued)
    Chang Wah Electromaterials, Inc.........................     8,682 $ 20,177
    Channel Well Technology Co., Ltd........................    31,000   19,794
    Charoen Pokphand Enterprise.............................    67,200   58,264
#   Chaun-Choung Technology Corp............................    25,000   70,915
    CHC Resources Corp......................................    22,000   49,783
    Chen Full International Co., Ltd........................    17,000   18,781
    Chenbro Micom Co., Ltd..................................    14,000   24,497
    Cheng Loong Corp........................................   244,360   99,110
    Cheng Shin Rubber Industry Co., Ltd.....................   137,341  331,051
    Cheng Uei Precision Industry Co., Ltd...................   138,051  243,521
    Chia Chang Co., Ltd.....................................    24,000   23,527
    Chicony Electronics Co., Ltd............................    68,358  187,578
    Chien Kuo Construction Co., Ltd.........................    75,250   27,227
    Chilisin Electronics Corp...............................    16,560   22,183
    Chimei Materials Technology Corp........................    65,100   65,742
#   Chin-Poon Industrial Co., Ltd...........................   126,126  213,675
*   China Airlines, Ltd.....................................   895,019  452,874
    China Chemical & Pharmaceutical Co., Ltd................    99,000   63,957
#   China Development Financial Holding Corp................ 1,730,412  568,247
    China Ecotek Corp.......................................    11,000   23,547
*   China Electric Manufacturing Corp.......................    73,000   24,651
    China General Plastics Corp.............................   129,396   61,477
    China Glaze Co., Ltd....................................    29,599   13,286
    China Life Insurance Co., Ltd...........................   490,218  410,895
    China Metal Products....................................   104,290  105,547
#*  China Petrochemical Development Corp....................   792,031  296,019
    China Steel Chemical Corp...............................    27,000  130,552
#   China Steel Corp........................................   692,881  587,002
    China Steel Structure Co., Ltd..........................    24,000   20,892
#   China Synthetic Rubber Corp.............................   170,224  173,403
*   China Wire & Cable Co., Ltd.............................    61,000   22,561
    Chinese Maritime Transport, Ltd.........................    41,000   43,704
#   Chipbond Technology Corp................................   155,000  316,826
    Chong Hong Construction Co., Ltd........................    64,706  132,502
#   Chroma ATE, Inc.........................................    65,560  163,404
    Chun Yuan Steel.........................................   160,570   58,589
    Chung Hsin Electric & Machinery Manufacturing Corp......   126,000   80,619
*   Chung Hung Steel Corp...................................   221,212   50,694
#*  Chung Hwa Pulp Corp.....................................   161,470   44,899
    Chunghwa Chemical Synthesis & Biotech Co., Ltd..........    11,000   11,400
*   Chunghwa Picture Tubes, Ltd.............................   951,656   48,074
    Chunghwa Telecom Co., Ltd...............................    74,727  225,827
#   Chunghwa Telecom Co., Ltd. ADR..........................     3,011   90,450
    Cleanaway Co., Ltd......................................     9,000   44,011
    Clevo Co................................................    84,401  127,715
#*  CMC Magnetics Corp...................................... 1,081,000  151,878
    Collins Co., Ltd........................................    54,802   24,646
    Compal Electronics, Inc................................. 1,063,747  775,698
    Compeq Manufacturing Co., Ltd...........................   335,000  190,981
*   Concord Securities Corp.................................   162,000   41,490
    Continental Holdings Corp...............................   130,200   46,998
    Coretronic Corp.........................................   186,750  263,528
    Coxon Precise Industrial Co., Ltd.......................    27,000   56,444

                                     1532

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
TAIWAN -- (Continued)
    CSBC Corp. Taiwan.......................................    45,740 $ 23,978
    CTBC Financial Holding Co., Ltd.........................   817,292  518,453
    CTCI Corp...............................................   134,444  212,446
    Cub Elecparts, Inc......................................     4,589   47,024
    CviLux Corp.............................................    15,000   24,820
    Cyberlink Corp..........................................    23,535   68,267
    CyberTAN Technology, Inc................................    42,424   32,125
#   D-Link Corp.............................................   214,263  120,091
    DA CIN Construction Co., Ltd............................    36,000   22,784
    Dafeng TV, Ltd..........................................     8,200   13,728
#*  Danen Technology Corp...................................    65,000   21,477
    Darfon Electronics Corp.................................    51,000   28,654
*   Darwin Precisions Corp..................................    82,000   38,565
#*  Delpha Construction Co., Ltd............................    53,321   26,855
    Delta Electronics, Inc..................................    45,320  276,810
#   Depo Auto Parts Ind Co., Ltd............................    32,000  122,264
    Dynacolor, Inc..........................................    17,000   37,673
*   Dynamic Electronics Co., Ltd............................    68,183   31,027
    Dynapack International Technology Corp..................    27,000   61,468
#*  E Ink Holdings, Inc.....................................   277,000  124,380
    E-Lead Electronic Co., Ltd..............................    21,000   49,183
    E-Life Mall Corp........................................    18,000   34,638
#*  E-Ton Solar Tech Co., Ltd...............................    60,022   29,899
    E.Sun Financial Holding Co., Ltd........................ 1,133,400  697,235
    Eastern Media International Corp........................   136,330   45,448
    Eclat Textile Co., Ltd..................................    34,640  358,609
    Edimax Technology Co., Ltd..............................    52,313   20,867
#   eGalax_eMPIA Technology, Inc............................    21,420   43,204
    Elan Microelectronics Corp..............................   118,000  184,527
    Elite Advanced Laser Corp...............................    29,000   93,060
    Elite Material Co., Ltd.................................    84,162  113,388
    Elite Semiconductor Memory Technology, Inc..............    70,000  108,299
    Elitegroup Computer Systems Co., Ltd....................   127,087  109,637
#   eMemory Technology, Inc.................................    13,000  134,805
    ENG Electric Co., Ltd...................................    50,000   30,712
    EnTie Commercial Bank Co., Ltd..........................   112,000   52,382
*   Entire Technology Co., Ltd..............................    28,000   19,765
*   Episil Holdings, Inc....................................    65,500   31,591
#   Epistar Corp............................................   278,743  493,816
    Eternal Materials Co., Ltd..............................   187,604  184,307
#*  Etron Technology, Inc...................................   155,000   94,153
*   Eva Airways Corp........................................   438,699  338,368
    Everest Textile Co., Ltd................................    22,000   10,514
    Evergreen International Storage & Transport Corp........   209,000  121,500
*   Evergreen Marine Corp. Taiwan, Ltd......................   441,399  314,496
#   Everlight Chemical Industrial Corp......................   104,450   86,694
    Everlight Electronics Co., Ltd..........................   105,225  252,407
    Excelsior Medical Co., Ltd..............................    19,172   30,810
    Far Eastern Department Stores, Ltd......................   250,249  213,510
    Far Eastern International Bank..........................    95,000   31,783
    Far Eastern New Century Corp............................   388,849  391,363
    Far EasTone Telecommunications Co., Ltd.................   116,000  283,401
    Faraday Technology Corp.................................    69,395   84,287

                                     1533

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
TAIWAN -- (Continued)
    Farglory Land Development Co., Ltd........................  89,575 $104,617
    Federal Corp.............................................. 167,650   99,119
    Feng Hsin Iron & Steel Co................................. 122,000  149,218
    Feng TAY Enterprise Co., Ltd..............................  38,968  145,759
    First Copper Technology Co., Ltd..........................  49,000   15,147
    First Financial Holding Co., Ltd.......................... 909,125  529,618
    First Hotel...............................................  52,042   33,215
    First Insurance Co, Ltd. (The)............................  35,000   17,412
*   First Steamship Co., Ltd..................................  83,509   46,098
    FLEXium Interconnect, Inc.................................  56,742  134,719
#   Flytech Technology Co., Ltd...............................  17,447   62,115
#   FocalTech Systems Co., Ltd................................  15,000   17,181
    Formosa Advanced Technologies Co., Ltd....................  24,000   16,386
    Formosa Chemicals & Fibre Corp............................ 161,821  346,273
    Formosa International Hotels Corp.........................   4,840   48,889
#*  Formosa Laboratories, Inc.................................  12,191   26,515
    Formosa Optical Technology Co., Ltd.......................   9,000   24,301
    Formosa Petrochemical Corp................................  41,000   87,346
#   Formosa Plastics Corp..................................... 131,927  318,371
    Formosan Rubber Group, Inc................................ 158,000  161,231
    Formosan Union Chemical...................................  67,167   25,927
    Founding Construction & Development Co., Ltd..............  40,619   26,131
#   Foxconn Technology Co., Ltd............................... 174,627  472,828
    Foxlink Image Technology Co., Ltd.........................  30,000   18,415
    Fubon Financial Holding Co., Ltd.......................... 521,019  825,601
    Fullerton Technology Co., Ltd.............................  19,000   15,552
    Fulltech Fiber Glass Corp................................. 120,965   45,545
    Fwusow Industry Co., Ltd..................................  68,394   32,130
    G Shank Enterprise Co., Ltd...............................  65,593   54,046
#*  G Tech Optoelectronics Corp...............................  45,000   40,989
    Gamania Digital Entertainment Co., Ltd....................  43,000   52,179
    Gemtek Technology Corp....................................  98,348   71,685
#*  Genesis Photonics, Inc....................................  79,059   39,232
#*  Genius Electronic Optical Co., Ltd........................  17,000   58,918
    GeoVision, Inc............................................   4,840   17,899
    Getac Technology Corp.....................................  95,000   57,681
    Giant Manufacturing Co., Ltd..............................  18,760  163,737
    Gigabyte Technology Co., Ltd..............................  11,000   13,521
    Gigasolar Materials Corp..................................   3,600   54,786
#*  Gigastorage Corp..........................................  91,450   73,837
    Ginko International Co., Ltd..............................   7,000   68,702
#*  Gintech Energy Corp....................................... 130,394   88,012
    Global Lighting Technologies, Inc.........................  13,000   18,669
    Global Mixed Mode Technology, Inc.........................  12,000   34,790
    Global Unichip Corp.......................................  19,000   52,748
*   Globalwafers Co., Ltd.....................................   8,744   25,527
    Globe Union Industrial Corp...............................  44,075   21,540
    Gloria Material Technology Corp........................... 150,150  105,897
*   Gold Circuit Electronics, Ltd.............................  93,000   64,799
*   Goldsun Development & Construction Co., Ltd............... 428,624  146,259
    Gourmet Master Co., Ltd...................................  11,000   59,822
    Grand Pacific Petrochemical............................... 285,000  155,850
    Grape King Bio, Ltd.......................................  14,000   57,491

                                     1534

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Great China Metal Industry............................    26,000 $   25,422
    Great Taipei Gas Co., Ltd.............................    41,000     30,078
    Great Wall Enterprise Co., Ltd........................   178,427    157,539
    Greatek Electronics, Inc..............................    12,000     14,448
#*  Green Energy Technology, Inc..........................    62,581     36,272
*   GTM Holdings Corp.....................................    27,000     16,919
*   Hannstar Board Corp...................................    76,096     38,509
#   HannStar Display Corp................................. 1,058,135    260,499
*   HannsTouch Solution, Inc..............................   287,026     68,206
    Harvatek Corp.........................................    22,663     12,922
    Hey Song Corp.........................................    83,500    100,632
    Highwealth Construction Corp..........................   112,676    228,387
    Hiroca Holdings, Ltd..................................    12,795     37,406
    Hitron Technology, Inc................................    42,000     21,359
#   Hiwin Technologies Corp...............................    19,758    162,552
#*  Ho Tung Chemical Corp.................................   263,955     89,798
    Hocheng Corp..........................................    66,000     21,291
    Holiday Entertainment Co., Ltd........................    12,000     14,795
    Holtek Semiconductor, Inc.............................    45,000     81,808
    Holy Stone Enterprise Co., Ltd........................    84,878    114,246
    Hon Hai Precision Industry Co., Ltd................... 1,013,397  2,780,753
    Hon Hai Precision Industry Co., Ltd. GDR..............    42,416    231,290
    Hong TAI Electric Industrial..........................    72,000     24,133
    Horizon Securities Co., Ltd...........................   142,000     40,753
    Hota Industrial Manufacturing Co., Ltd................    21,665     38,770
    Hotai Motor Co., Ltd..................................    28,000    402,329
    Hsin Kuang Steel Co., Ltd.............................    51,000     28,538
    Hsin Yung Chien Co., Ltd..............................     8,800     29,992
*   HTC Corp..............................................    78,522    389,282
#   Hu Lane Associate, Inc................................    27,431     99,954
    HUA ENG Wire & Cable..................................    39,000     12,326
    Hua Nan Financial Holdings Co., Ltd...................   799,271    444,309
#   Huaku Development Co., Ltd............................    75,540    138,209
    Huang Hsiang Construction Corp........................    25,000     35,925
    Hung Poo Real Estate Development Corp.................    73,695     54,958
#   Hung Sheng Construction, Ltd..........................   137,500     84,466
    Hwa Fong Rubber Co., Ltd..............................    95,397     64,303
    I-Chiun Precision Industry Co., Ltd...................    61,000     36,624
    I-Sheng Electric Wire & Cable Co., Ltd................    25,000     34,186
    Ibase Technology, Inc.................................    28,583     48,131
#   Ichia Technologies, Inc...............................   102,000    107,843
#   IEI Integration Corp..................................    47,302     74,227
    Infortrend Technology, Inc............................    60,320     34,155
#   Innolux Corp.......................................... 2,120,685  1,021,668
#*  Inotera Memories, Inc.................................   452,634    647,167
#   Inventec Corp.........................................   553,945    409,144
    ITE Technology, Inc...................................    53,193     63,049
    ITEQ Corp.............................................    79,835     65,862
*   J Touch Corp..........................................    19,000     11,539
    Jentech Precision Industrial Co., Ltd.................    23,000     54,822
    Jess-Link Products Co., Ltd...........................    25,000     26,443
    Jih Sun Financial Holdings Co., Ltd...................   367,519     96,870
    Johnson Health Tech Co., Ltd..........................    17,870     44,831

                                     1535

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
TAIWAN -- (Continued)
    K Laser Technology, Inc.................................    36,000 $ 18,698
*   Kao Hsing Chang Iron & Steel............................    44,850   15,839
#   Kaori Heat Treatment Co., Ltd...........................    13,770   26,106
    Kaulin Manufacturing Co., Ltd...........................    16,000   11,671
    KD Holding Corp.........................................     7,000   36,364
    KEE TAI Properties Co., Ltd.............................   114,790   70,945
#   Kenda Rubber Industrial Co., Ltd........................   152,030  307,611
    Kenmec Mechanical Engineering Co., Ltd..................    68,000   32,350
    Kerry TJ Logistics Co., Ltd.............................    38,000   47,971
#   Kindom Construction Corp................................    76,000   67,574
    King Slide Works Co., Ltd...............................     9,000  129,699
    King Yuan Electronics Co., Ltd..........................   419,545  350,490
    King's Town Bank Co., Ltd...............................   212,000  223,739
    Kinik Co................................................    26,000   51,925
    Kinko Optical Co., Ltd..................................    62,000   46,688
*   Kinpo Electronics.......................................   430,000  200,898
    Kinsus Interconnect Technology Corp.....................    50,000  160,240
    KMC Kuei Meng International, Inc........................     4,000   16,408
    KS Terminals, Inc.......................................    15,162   19,150
    Kung Long Batteries Industrial Co., Ltd.................    26,000   76,497
    Kung Sing Engineering Corp..............................    91,000   34,618
    Kuo Toong International Co., Ltd........................    40,000   63,663
    Kuoyang Construction Co., Ltd...........................   147,387   63,574
    Kwong Fong Industries Corp..............................    53,200   30,178
    KYE Systems Corp........................................    69,993   26,295
    LAN FA Textile..........................................    28,922    8,897
    Largan Precision Co., Ltd...............................     5,000  415,788
#   LCY Chemical Corp.......................................    95,286   49,946
#   Leader Electronics, Inc.................................    40,000   14,804
*   Lealea Enterprise Co., Ltd..............................   216,933   64,623
    LEE CHI Enterprises Co., Ltd............................    96,000   45,590
    Lelon Electronics Corp..................................    35,000   43,209
    Lextar Electronics Corp.................................    93,500   88,777
*   Li Peng Enterprise Co., Ltd.............................   145,301   53,222
    Lian HWA Food Corp......................................     8,467    8,133
    Lien Hwa Industrial Corp................................   217,284  142,419
#   Lingsen Precision Industries, Ltd.......................   142,000   69,810
    Lite-On Semiconductor Corp..............................    69,448   49,294
    Lite-On Technology Corp.................................   406,696  501,262
#   Long Bon International Co., Ltd.........................   155,000  113,914
    Long Chen Paper Co., Ltd................................   201,314   87,794
    Longwell Co.............................................    23,000   25,266
    Lotes Co., Ltd..........................................    16,000   69,843
    Lumax International Corp., Ltd..........................    26,705   54,432
    Lung Yen Life Service Corp..............................    20,000   53,417
    Macroblock, Inc.........................................     4,000    8,612
#*  Macronix International.................................. 1,284,909  278,292
*   MacroWell OMG Digital Entertainment Co., Ltd............     6,000   15,303
#   Makalot Industrial Co., Ltd.............................    30,463  170,475
#   Masterlink Securities Corp..............................   325,952  106,158
    Mayer Steel Pipe Corp...................................    29,700   13,641
    Maywufa Co., Ltd........................................    49,000   23,004
    MediaTek, Inc...........................................    29,048  441,682

                                     1536

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
TAIWAN -- (Continued)
    Mega Financial Holding Co., Ltd......................... 672,748 $  513,336
    Mercuries & Associates Holding, Ltd.....................  88,322     57,503
*   Mercuries Life Insurance Co., Ltd....................... 111,578     60,903
    Merida Industry Co., Ltd................................  20,790    143,605
#   Merry Electronics Co., Ltd..............................  54,734    181,122
    Micro-Star International Co., Ltd....................... 263,394    293,414
#*  Microbio Co., Ltd.......................................  52,881     45,237
#*  Microelectronics Technology, Inc........................  87,213     38,567
    Microlife Corp..........................................   9,000     20,446
#   MIN AIK Technology Co., Ltd.............................  17,000     79,404
    Mirle Automation Corp...................................  46,505     42,367
#   Mitac Holdings Corp..................................... 145,520    110,494
#   Motech Industries, Inc..................................  99,000    132,449
    MPI Corp................................................  21,000     71,576
    Nak Sealing Technologies Corp...........................  10,000     31,441
    Namchow Chemical Industrial Co., Ltd....................  36,000     65,387
    Nan Kang Rubber Tire Co., Ltd...........................  91,183     95,649
    Nan Ren Lake Leisure Amusement Co., Ltd.................  50,000     20,386
    Nan Ya Plastics Corp.................................... 199,187    400,214
*   Nan Ya Printed Circuit Board Corp.......................  67,214     94,437
    Nantex Industry Co., Ltd................................  43,102     22,379
    National Petroleum Co., Ltd.............................  67,000     76,681
#   Neo Solar Power Corp.................................... 206,669    178,014
#   Netronix, Inc...........................................  38,000     54,782
    New Era Electronics Co., Ltd............................  16,000     17,553
    Newmax Technology Co., Ltd..............................  12,523     15,256
#   Nexcom International Co., Ltd...........................  23,000     38,586
    Nichidenbo Corp.........................................  23,520     18,985
    Nien Hsing Textile Co., Ltd.............................  96,271     78,893
    Novatek Microelectronics Corp...........................  74,000    407,038
    Nuvoton Technology Corp.................................  19,000     17,042
*   Ocean Plastics Co., Ltd.................................  29,000     31,319
#   OptoTech Corp........................................... 184,000     77,473
*   Orient Semiconductor Electronics, Ltd................... 103,000     45,111
#   Oriental Union Chemical Corp............................ 146,992    134,015
    Pacific Hospital Supply Co., Ltd........................  24,000     52,083
*   Pan Jit International, Inc.............................. 158,940     71,052
    Parade Technologies, Ltd................................   6,000     59,726
    Paragon Technologies Co., Ltd...........................   7,423     11,760
    PChome Online, Inc......................................  11,611    129,921
    Pegatron Corp........................................... 408,261  1,085,599
*   PharmaEngine, Inc.......................................   6,000     50,270
    Phihong Technology Co., Ltd............................. 136,000     74,619
    Phison Electronics Corp.................................  39,000    276,476
    Phoenix Tours International, Inc........................   7,000      9,114
#*  Phytohealth Corp........................................  30,000     32,537
#*  Pihsiang Machinery Manufacturing Co., Ltd...............  29,000     62,436
#   Pixart Imaging, Inc.....................................  28,000     78,381
    Polytronics Technology Corp.............................   8,000     17,066
    Portwell, Inc...........................................  18,000     32,955
    Posiflex Technology, Inc................................   8,040     37,082
#   Pou Chen Corp........................................... 416,528    570,434
#*  Power Quotient International Co., Ltd...................  50,000     24,751

                                     1537

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
TAIWAN -- (Continued)
    Powertech Technology, Inc...............................   208,900 $345,596
    Poya International Co., Ltd.............................     9,160   76,573
    President Chain Store Corp..............................    25,768  198,086
    President Securities Corp...............................   169,422   86,448
    Prime Electronics Satellitics, Inc......................    29,400   12,732
    Promate Electronic Co., Ltd.............................    59,000   67,738
#   Promise Technology, Inc.................................    34,874   40,519
#*  Qisda Corp..............................................   618,875  278,408
    Quanta Computer, Inc....................................    97,007  236,405
*   Quintain Steel Co., Ltd.................................    73,000   14,084
    Radiant Opto-Electronics Corp...........................    67,782  214,430
    Radium Life Tech Co., Ltd...............................   199,442  103,204
    Ralec Electronic Corp...................................     8,000   14,663
    Realtek Semiconductor Corp..............................    77,098  233,762
    Rechi Precision Co., Ltd................................    75,185   75,331
#   Rich Development Co., Ltd...............................   222,814   94,254
    Richtek Technology Corp.................................    38,000  192,586
#*  Ritek Corp..............................................   908,759  106,794
    Rotam Global Agrosciences, Ltd..........................    21,319   34,424
#   Ruentex Development Co., Ltd............................   119,550  179,473
    Ruentex Engineering & Construction Co...................    13,000   26,140
#   Ruentex Industries, Ltd.................................   105,501  228,709
#   Run Long Construction Co., Ltd..........................    17,000   15,638
    San Fang Chemical Industry Co., Ltd.....................    57,167   61,158
    San Shing Fastech Corp..................................    24,150   57,887
#*  Sanyang Motor Co., Ltd..................................   227,900  198,914
    SCI Pharmtech, Inc......................................     9,450   18,573
    Scientech Corp..........................................     8,000   15,942
    SDI Corp................................................    19,000   24,758
    Senao International Co., Ltd............................    13,000   21,059
    Sercomm Corp............................................    61,000  130,020
    Sesoda Corp.............................................    40,792   50,304
    ShenMao Technology, Inc.................................    14,922   15,606
    Shih Her Technologies, Inc..............................    21,000   38,227
    Shih Wei Navigation Co., Ltd............................    83,100   47,784
    Shihlin Electric & Engineering Corp.....................    31,000   38,982
*   Shihlin Paper Corp......................................    16,000   18,803
    Shin Kong Financial Holding Co., Ltd.................... 1,886,164  525,805
    Shin Zu Shing Co., Ltd..................................    38,549   85,861
*   Shining Building Business Co., Ltd......................   109,148   62,775
    Shinkong Insurance Co., Ltd.............................    75,000   59,140
#   Shinkong Synthetic Fibers Corp..........................   498,799  170,778
    Shinkong Textile Co., Ltd...............................    70,000   88,194
#   Shuttle, Inc............................................   166,000   45,898
    Sigurd Microelectronics Corp............................   156,000  148,535
#   Siliconware Precision Industries Co., Ltd...............   302,000  509,242
*   Silitech Technology Corp................................         1       --
    Simplo Technology Co., Ltd..............................    44,000  215,912
#   Sinbon Electronics Co., Ltd.............................    72,000  102,321
    Sincere Navigation Corp.................................    79,125   64,830
    Sinmag Equipment Corp...................................     8,480   48,414
#   Sino-American Silicon Products, Inc.....................   187,000  293,120
    Sinon Corp..............................................    74,000   39,774

                                     1538

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
TAIWAN -- (Continued)
#   SinoPac Financial Holdings Co., Ltd..................... 1,160,686 $472,362
#   Sinphar Pharmaceutical Co., Ltd.........................    27,632   35,733
    Sinyi Realty, Inc.......................................    71,129   78,829
    Sirtec International Co., Ltd...........................    34,000   71,560
    Sitronix Technology Corp................................    21,000   68,756
    Siward Crystal Technology Co., Ltd......................    48,000   33,983
    Solar Applied Materials Technology Co...................   103,000   85,650
#*  Solartech Energy Corp...................................   120,296   71,690
#   Sonix Technology Co., Ltd...............................    63,000   90,752
    Southeast Cement Co., Ltd...............................    33,000   17,190
    Sporton International, Inc..............................    15,402   80,818
    St Shine Optical Co., Ltd...............................     9,000  141,528
    Standard Chemical & Pharmaceutical Co., Ltd.............    20,330   23,912
    Standard Foods Corp.....................................    37,017   79,568
    Stark Technology, Inc...................................    41,000   38,493
    Sunonwealth Electric Machine Industry Co., Ltd..........    39,000   25,160
    Sunrex Technology Corp..................................    80,000   50,828
    Sunspring Metal Corp....................................    22,000   42,078
    Supreme Electronics Co., Ltd............................    75,632   38,443
    Swancor Ind Co., Ltd....................................     8,000   37,590
    Sweeten Construction Co., Ltd...........................    26,265   15,302
    Syncmold Enterprise Corp................................    43,000   91,317
    Synnex Technology International Corp....................   190,248  273,469
    Sysage Technology Co., Ltd..............................    13,200   14,831
    T-Mac Techvest PCB Co., Ltd.............................    42,000   22,885
#   TA Chen Stainless Pipe..................................   191,827  127,747
#*  Ta Chong Bank, Ltd......................................   600,363  201,122
    Tah Hsin Industrial Corp................................     9,900    8,975
    Taichung Commercial Bank Co., Ltd.......................   538,531  177,722
    TaiDoc Technology Corp..................................    10,000   37,788
#   Taiflex Scientific Co., Ltd.............................    49,000   69,810
    Taimide Tech, Inc.......................................    21,000   29,694
#   Tainan Enterprises Co., Ltd.............................    48,000   41,918
#   Tainan Spinning Co., Ltd................................   325,150  175,827
    Taishin Financial Holding Co., Ltd...................... 1,885,225  772,966
#*  Taisun Enterprise Co., Ltd..............................    47,741   17,973
#*  Taita Chemical Co., Ltd.................................   116,424   34,874
    Taiwan Acceptance Corp..................................    38,000   90,683
*   Taiwan Business Bank....................................   822,728  238,813
    Taiwan Cement Corp......................................   508,137  686,042
    Taiwan Chinsan Electronic Industrial Co., Ltd...........    14,000   21,170
    Taiwan Cogeneration Corp................................   114,993   90,068
    Taiwan Cooperative Financial Holding Co., Ltd...........   745,021  384,240
    Taiwan FamilyMart Co., Ltd..............................     2,000   12,173
#   Taiwan Fertilizer Co., Ltd..............................   194,000  337,994
    Taiwan Fire & Marine Insurance Co., Ltd.................    50,040   35,708
    Taiwan FU Hsing Industrial Co., Ltd.....................    32,000   35,491
#   Taiwan Glass Industry Corp..............................   195,142  141,824
#   Taiwan Hon Chuan Enterprise Co., Ltd....................    90,492  164,628
    Taiwan Hopax Chemicals Manufacturing Co., Ltd...........    29,000   18,547
#   Taiwan Land Development Corp............................   234,664   85,000
*   Taiwan Life Insurance Co., Ltd..........................   100,006   68,385
    Taiwan Line Tek Electronic..............................    10,498    8,022

                                     1539

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
TAIWAN -- (Continued)
    Taiwan Mobile Co., Ltd..................................  19,800 $   65,289
    Taiwan Navigation Co., Ltd..............................  34,000     22,536
    Taiwan Paiho, Ltd.......................................  80,892    136,759
    Taiwan PCB Techvest Co., Ltd............................  62,800    100,588
#*  Taiwan Prosperity Chemical Corp.........................  40,000     30,539
*   Taiwan Pulp & Paper Corp................................  93,280     33,148
    Taiwan Sakura Corp......................................  58,140     40,093
    Taiwan Sanyo Electric Co., Ltd..........................  12,750     12,240
#   Taiwan Secom Co., Ltd...................................  22,330     58,052
    Taiwan Semiconductor Co., Ltd........................... 108,000    111,920
#   Taiwan Semiconductor Manufacturing Co., Ltd............. 454,465  1,998,568
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
      ADR................................................... 116,749  2,651,370
    Taiwan Sogo Shin Kong SEC...............................  63,630     77,613
#   Taiwan Styrene Monomer.................................. 203,833     85,407
    Taiwan Surface Mounting Technology Co., Ltd.............  77,064    100,041
#   Taiwan TEA Corp......................................... 235,704    131,768
    Taiwan Union Technology Corp............................  43,000     38,809
#*  Tatung Co., Ltd......................................... 728,452    203,610
    Te Chang Construction Co., Ltd..........................  31,500     27,411
    Teco Electric and Machinery Co., Ltd.................... 422,000    393,942
    Test Research, Inc......................................  47,532     76,739
    Test-Rite International Co., Ltd........................ 119,389     79,039
    Thinking Electronic Industrial Co., Ltd.................  15,000     21,742
    Thye Ming Industrial Co., Ltd...........................  45,850     53,322
#   Ton Yi Industrial Corp.................................. 130,200     83,690
    Tong Hsing Electronic Industries, Ltd...................  38,000    137,909
#   Tong Yang Industry Co., Ltd............................. 136,041    160,062
    Tong-Tai Machine & Tool Co., Ltd........................  51,667     52,251
    Topco Scientific Co., Ltd...............................  43,291     78,165
    Topoint Technology Co., Ltd.............................  47,494     41,898
    Toung Loong Textile Manufacturing.......................  14,000     37,967
#   TPK Holding Co., Ltd....................................  23,000    149,006
    Transasia Airways Corp..................................  40,000     17,556
    Transcend Information, Inc..............................  45,483    144,931
    Tripod Technology Corp.................................. 127,970    277,080
    Tsann Kuen Enterprise Co., Ltd..........................  12,913     13,143
    TSC Auto ID Technology Co., Ltd.........................   3,000     24,575
    TSRC Corp............................................... 112,717    134,070
    Ttet Union Corp.........................................  10,000     22,475
    TTY Biopharm Co., Ltd...................................  16,267     33,312
    Tung Ho Steel Enterprise Corp........................... 279,254    208,134
    Tung Thih Electronic Co., Ltd...........................  20,492     76,739
    TURVO International Co., Ltd............................   5,776     17,159
    TXC Corp................................................ 118,411    143,105
*   TYC Brother Industrial Co., Ltd.........................  67,000     47,561
*   Tycoons Group Enterprise................................ 127,354     24,112
*   Tyntek Corp.()..........................................   6,231        277
*   Tyntek Corp.(6136222)...................................  45,937     18,684
    U-Ming Marine Transport Corp............................  97,000    149,899
    Ubright Optronics Corp..................................  16,000     23,775
#   Uni-President Enterprises Corp.......................... 352,835    562,216
    Unimicron Technology Corp............................... 396,356    271,439
*   Union Bank Of Taiwan.................................... 217,777     72,420

                                     1540

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
TAIWAN -- (Continued)
*   Union Insurance Co., Ltd................................     5,324 $  4,211
    Unitech Printed Circuit Board Corp......................   157,629   69,076
    United Integrated Services Co., Ltd.....................    69,000   67,100
    United Microelectronics Corp............................ 1,748,453  846,676
    Unity Opto Technology Co., Ltd..........................    62,929   58,266
    Universal Cement Corp...................................   121,380  103,718
#   Unizyx Holding Corp.....................................   190,000  102,892
#   UPC Technology Corp.....................................   272,472  101,316
    USI Corp................................................   239,518  134,935
    Vanguard International Semiconductor Corp...............   129,000  218,505
    Visual Photonics Epitaxy Co., Ltd.......................    49,300   49,955
    Vivotek, Inc............................................    11,560   36,265
#*  Wafer Works Corp........................................   103,998   46,510
    Wah Hong Industrial Corp................................     3,423    3,718
    Wah Lee Industrial Corp.................................    41,000   69,870
*   Walsin Lihwa Corp.......................................   805,000  248,480
*   Walsin Technology Corp..................................   246,632   95,701
    Walton Advanced Engineering, Inc........................    69,385   30,529
    Wan Hai Lines, Ltd......................................   226,557  240,281
*   Ways Technical Corp., Ltd...............................    20,000   18,643
#   Wei Chuan Foods Corp....................................   100,000   80,847
#*  Wei Mon Industry Co., Ltd...............................    72,000   20,769
    Weikeng Industrial Co., Ltd.............................    86,300   64,162
    Well Shin Technology Co., Ltd...........................    15,000   22,870
    Win Semiconductors Corp.................................   165,000  173,328
#*  Winbond Electronics Corp................................   869,000  272,472
*   Wintek Corp.............................................   312,087   18,123
#   Wisdom Marine Lines Co., Ltd............................    74,146   87,174
    Wistron Corp............................................   664,180  605,526
#   Wistron NeWeb Corp......................................    71,917  154,278
#   WPG Holdings, Ltd.......................................   258,301  320,704
*   WT Microelectronics Co., Ltd.().........................    12,382    3,222
    WT Microelectronics Co., Ltd.(6290991)..................   104,493  152,557
    WUS Printed Circuit Co., Ltd............................    65,000   30,758
    X-Legend Entertainment Co., Ltd.........................     2,500   13,159
#   XAC Automation Corp.....................................    33,000   59,459
    Xxentria Technology Materials Corp......................    15,306   43,605
    Yageo Corp..............................................   110,885  198,587
*   Yang Ming Marine Transport Corp.........................   349,558  188,234
#   YC Co., Ltd.............................................   129,266   64,832
    YC INOX Co., Ltd........................................    86,000   65,908
#   YeaShin International Development Co., Ltd..............    28,768   16,368
    Yeong Guan Energy Technology Group Co., Ltd.............     8,107   33,553
    YFY, Inc................................................    24,000    9,892
    Yieh Phui Enterprise Co., Ltd...........................    35,000   10,154
    Yonyu Plastics Co., Ltd.................................     8,400    9,856
    Young Optics, Inc.......................................     9,000   18,920
    Youngtek Electronics Corp...............................    37,614   74,882
    Yuanta Financial Holding Co., Ltd....................... 1,083,677  519,870
    Yulon Motor Co., Ltd....................................   207,223  302,622
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.........    16,000   42,599
    Yungshin Construction & Development Co., Ltd............    20,000   40,423
    YungShin Global Holding Corp............................    39,000   66,464

                                     1541

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
TAIWAN -- (Continued)
    Yungtay Engineering Co., Ltd.........................   104,000 $   240,430
    Zeng Hsing Industrial Co., Ltd.......................    16,423      82,410
    Zenitron Corp........................................    49,000      26,671
    Zhen Ding Technology Holding, Ltd....................    35,650      99,927
    Zig Sheng Industrial Co., Ltd........................   138,543      39,548
    Zinwell Corp.........................................    79,000      79,245
    Zippy Technology Corp................................    12,000      14,890
#   ZongTai Real Estate Development Co., Ltd.............    47,153      27,113
                                                                    -----------
TOTAL TAIWAN.............................................            77,920,886
                                                                    -----------
THAILAND -- (0.7%)
    Advanced Info Service PCL............................    16,300     122,013
    Airports of Thailand PCL.............................    55,800     552,374
*   AJ Plast PCL.........................................    42,900      11,928
    Amata Corp. PCL......................................   134,300      68,114
    Ananda Development PCL...............................   241,100      27,992
    AP Thailand PCL......................................   309,804      60,579
    Asia Plus Group Holdings Securities..................   247,700      33,299
    Asian Insulators PCL.................................    74,400      27,505
    Bangchak Petroleum PCL (The).........................   166,300     174,023
    Bangkok Aviation Fuel Services PCL...................    35,400      34,610
    Bangkok Bank PCL.....................................    30,600     179,505
    Bangkok Chain Hospital PCL...........................   245,675      64,177
    Bangkok Dusit Medical Services PCL...................   503,000     285,848
    Bangkok Expressway PCL...............................   112,000     133,456
    Bangkok Life Assurance PCL...........................    78,400     124,558
    Bangkokland PCL...................................... 2,553,800     137,326
    Banpu PCL(6368348)...................................   136,500     101,343
    Banpu PCL(BJFHBT4)...................................   126,000      93,547
    BEC World PCL........................................    66,900     105,266
    Berli Jucker PCL.....................................    67,800      83,378
    Big C Supercenter PCL................................    46,100     339,447
    Bumrungrad Hospital PCL..............................    20,000      95,325
    Cal-Comp Electronics Thailand PCL....................   403,000      45,558
    Central Pattana PCL..................................   136,400     186,492
    Central Plaza Hotel PCL..............................   177,700     184,595
    CH Karnchang PCL.....................................   156,107     139,509
    Charoen Pokphand Foods PCL...........................   253,500     195,566
    Christiani & Nielsen Thai............................    85,000      13,634
    CP ALL PCL...........................................    78,500      99,534
    Delta Electronics Thailand PCL.......................   155,700     353,215
    Diamond Building Products PCL........................    76,000      12,655
    DSG International Thailand PCL.......................   117,660      29,658
    Dynasty Ceramic PCL..................................   318,000      57,809
    Eastern Water Resources Development and Management
      PCL................................................   230,000      77,299
    Electricity Generating PCL...........................    22,000     109,563
    Energy Absolute PCL..................................    45,100      34,448
    Erawan Group PCL (The)...............................   152,700      22,767
*   Esso Thailand PCL....................................   495,900      78,029
    GFPT PCL.............................................   120,600      57,850
    Glow Energy PCL......................................    46,000     128,246
*   Golden Land Property Development PCL.................    70,800      17,522
    Grand Canal Land PCL.................................   102,200      10,429

                                     1542

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
THAILAND -- (Continued)
*   Grande Asset Hotels & Property PCL....................   122,000 $    7,977
    Hana Microelectronics PCL.............................    59,200     72,802
    Hemaraj Land and Development PCL...................... 1,110,400    150,632
    Home Product Center PCL...............................   306,716     76,375
    Indorama Ventures PCL.................................   147,600     98,310
    Intouch Holdings PCL..................................    37,900     93,505
    IRPC PCL.............................................. 2,076,100    216,934
*   Italian-Thai Development PCL..........................   719,854    195,744
    Jasmine International PCL.............................   543,900    137,928
    Kang Yong Electric PCL................................     1,400     11,335
    Kasikornbank PCL(6364766).............................    76,200    516,847
    Kasikornbank PCL(6888794).............................    26,900    184,100
    KCE Electronics PCL...................................    57,700     83,297
    KGI Securities Thailand PCL...........................   120,600     14,076
    Khon Kaen Sugar Industry PCL..........................   100,600     40,265
    Kiatnakin Bank PCL....................................   108,100    133,763
    Krung Thai Bank PCL...................................   601,375    417,086
    Land & Houses PCL.....................................   212,200     60,619
    Lanna Resources PCL...................................    48,450     17,319
    Loxley PCL............................................   278,775     36,625
    LPN Development PCL...................................   159,800    102,530
    Major Cineplex Group PCL..............................   122,200    100,807
    MBK PCL...............................................   183,000     82,191
    MCOT PCL..............................................    60,600     29,254
    Minor International PCL...............................   182,960    202,637
*   Polyplex Thailand PCL.................................     4,000      1,295
    Precious Shipping PCL.................................   165,000     70,577
    Premier Marketing PCL.................................    60,100     17,628
*   Property Perfect PCL..................................   613,500     23,805
    Pruksa Real Estate PCL................................   168,300    165,832
    PTT Exploration & Production PCL......................    93,585    311,664
    PTT Global Chemical PCL...............................   110,845    191,346
    PTT PCL(6420390)......................................   100,794  1,065,528
    PTT PCL(6420408)......................................    18,900    199,798
    Quality Houses PCL....................................   770,608     92,294
*   Raimon Land PCL.......................................   477,500     30,053
    Ratchaburi Electricity Generating Holding PCL(6294249)    49,600     90,926
    Ratchaburi Electricity Generating Holding PCL(6362771)    12,000     21,998
*   Regional Container Lines PCL..........................    65,500     19,012
    Robinson Department Store PCL.........................    53,100     72,601
*   Rojana Industrial Park PCL............................   149,500     36,998
    RS PCL................................................   136,700     83,532
    Samart Corp. PCL......................................   159,200    198,210
    Samart I-Mobile PCL...................................   467,600     47,431
    Samart Telcoms PCL....................................    79,600     62,016
    Sansiri PCL........................................... 1,529,733     84,596
    SC Asset Corp PCL.....................................   221,700     24,791
    Siam Cement PCL (The).................................    11,400    172,759
    Siam City Cement PCL..................................    13,200    172,612
    Siam Commercial Bank PCL (The)(6363172)...............    30,100    165,076
    Siam Commercial Bank PCL (The)(6889935)...............    29,000    159,044
    Siam Global House PCL.................................    69,008     24,879
    Siamgas & Petrochemicals PCL..........................   130,200     46,145

                                     1543

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
THAILAND -- (Continued)
    Sino Thai Engineering & Construction PCL.............    67,200 $    53,895
    Sino-Thai Engineering & Construction PCL.............    83,571      67,025
    SNC Former PCL.......................................     8,800       4,087
    Somboon Advance Technology PCL.......................    37,250      20,372
    SPCG PCL.............................................    54,700      47,213
    Sri Ayudhya Capital PCL..............................     6,800       7,739
    Sri Trang Agro-Industry PCL(B05BPF7).................    14,300       5,942
    Sri Trang Agro-Industry PCL(B05BPH9).................   105,300      43,754
    Sriracha Construction PCL............................    44,200      42,539
    Srithai Superware PCL................................   372,000      30,687
    STP & I PCL..........................................   245,200     149,083
    Supalai PCL..........................................   222,900     166,170
*   Tata Steel Thailand PCL.............................. 1,030,600      25,505
    Thai Agro Energy PCL.................................     9,690       1,137
*   Thai Airways International PCL(6364971)..............    60,600      28,328
*   Thai Airways International PCL(6888868)..............   216,000     100,972
    Thai Oil PCL.........................................   172,100     269,481
*   Thai Reinsurance PCL.................................   380,490      38,595
    Thai Stanley Electric PCL............................     9,600      60,128
    Thai Union Frozen Products PCL.......................   383,040     255,126
    Thai Vegetable Oil PCL...............................    59,100      40,267
    Thaicom PCL..........................................   109,200     130,119
    Thanachart Capital PCL...............................   126,800     128,815
*   Thoresen Thai Agencies PCL...........................   165,965      87,217
    Ticon Industrial Connection PCL......................   103,950      56,533
    Tipco Asphalt PCL....................................     7,400      18,483
    Tisco Financial Group PCL............................   111,900     158,978
    TMB Bank PCL......................................... 1,842,900     174,549
    Total Access Communication PCL.......................   114,100     327,693
    Toyo-Thai Corp. PCL..................................    19,363      16,269
    TPI Polene PCL....................................... 2,421,000     179,005
*   True Corp. PCL(6363923)..............................   737,136     306,296
*   True Corp. PCL(6877071)..............................   750,315     311,772
    TTW PCL..............................................   294,200     110,561
    Union Mosaic Industry PCL (The)......................    76,125      14,188
    Unique Engineering & Construction PCL................    97,545      47,089
    Univentures PCL......................................    39,200      11,318
    Vanachai Group PCL...................................    37,200       9,263
    Vibhavadi Medical Center PCL.........................   143,600      65,372
    Vinythai PCL.........................................   124,200      38,706
*   Workpoint Entertainment PCL..........................    55,400      91,826
                                                                    -----------
TOTAL THAILAND...........................................            15,187,492
                                                                    -----------
TURKEY -- (0.5%)
    Adana Cimento Sanayii TAS Class A....................    20,624      54,396
    Adel Kalemcilik Ticaret ve Sanayi A.S................       485      13,508
*   Adese Alisveris Merkezleri Ticaret A.S...............     4,563      16,571
    Akbank TAS...........................................   137,568     501,169
    Akcansa Cimento A.S..................................    12,544      88,471
*   Akenerji Elektrik Uretim A.S.........................    69,462      34,769
    Akfen Holding A.S....................................    24,783      50,879
    Aksa Akrilik Kimya Sanayii A.S.......................    33,706     130,649
    Aksigorta A.S........................................    34,947      35,940

                                     1544

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
TURKEY -- (Continued)
    Alarko Holding A.S........................................  14,460 $ 25,277
    Albaraka Turk Katilim Bankasi A.S......................... 107,822   75,998
*   Anadolu Anonim Turk Sigorta Sirketi.......................  54,184   31,170
    Anadolu Cam Sanayii A.S...................................  23,357   19,131
*   Anadolu Efes Biracilik Ve Malt Sanayii A.S................   7,085   62,163
    Arcelik A.S...............................................  51,966  330,261
    Aselsan Elektronik Sanayi Ve Ticaret A.S..................  28,662  139,049
*   Asya Katilim Bankasi A.S.................................. 130,758   33,194
*   Bagfas Bandirma Gubre Fabrikalari A.S.....................   4,200   24,718
    BIM Birlesik Magazalar A.S................................  10,657  215,060
    Bizim Toptan Satis Magazalari A.S.........................   2,396   17,384
*   Bolu Cimento Sanayii A.S..................................  10,352   25,993
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.............  10,507   30,674
*   Boyner Perakende Ve Tekstil Yatirimlari AS................   1,996   38,779
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S...........   3,057   13,515
    Bursa Cimento Fabrikasi A.S...............................   6,211   14,486
    Cimsa Cimento Sanayi VE Ticaret A.S.......................  15,721  110,800
    Coca-Cola Icecek A.S......................................   5,481  110,518
*   Deva Holding A.S..........................................  41,856   42,793
*   Dogan Sirketler Grubu Holding A.S......................... 318,668   96,005
    Dogus Otomotiv Servis ve Ticaret A.S......................  31,661  179,863
    EGE Seramik Sanayi ve Ticaret A.S.........................  19,423   33,624
    Eregli Demir ve Celik Fabrikalari TAS..................... 368,970  661,465
*   Fenerbahce Futbol A.S.....................................   1,276   17,838
    Ford Otomotiv Sanayi A.S..................................   9,472  131,364
    Gentas Genel Metal Sanayi ve Ticaret A.S..................  26,437   17,774
*   Global Yatirim Holding A.S................................  67,511   45,968
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.......   2,317   71,783
    Goodyear Lastikleri TAS...................................   1,597   53,109
*   GSD Holding...............................................  50,000   30,954
    Gubre Fabrikalari TAS.....................................  42,998   97,722
*   Hurriyet Gazetecilik A.S..................................  31,589   10,660
*   Ihlas Holding A.S......................................... 197,201   22,511
    Is Finansal Kiralama A.S..................................  29,721   12,483
*   Izmir Demir Celik Sanayi A.S..............................  29,613   32,699
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A.................................................  40,371   39,141
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class B.................................................  25,261   28,501
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D................................................. 301,511  246,652
    KOC Holding A.S...........................................  30,605  158,693
    Koza Altin Isletmeleri A.S................................   8,332   65,899
    Mardin Cimento Sanayii ve Ticaret A.S.....................  20,420   42,074
*   Migros Ticaret A.S........................................   6,594   61,649
*   NET Holding A.S...........................................  27,936   44,787
*   Netas Telekomunikasyon A.S................................  11,580   47,900
    Nuh Cimento Sanayi A.S....................................  11,765   51,829
    Otokar Otomotiv Ve Savunma Sanayi A.S.....................   1,350   52,743
    Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.....   8,727   14,586
    Petkim Petrokimya Holding A.S.............................  48,842   76,147
    Pinar Entegre Et ve Un Sanayi A.S.........................     487    1,924
    Pinar SUT Mamulleri Sanayii A.S...........................   5,677   51,021
*   Sasa Polyester Sanayi A.S.................................  49,109   41,845
*   Sekerbank TAS............................................. 136,183  104,823
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S..................  29,696   27,106

                                     1545

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
TURKEY -- (Continued)
    Soda Sanayii A.S........................................  59,325 $  126,450
*   Tat Gida Sanayi A.S.....................................  14,877     24,495
    TAV Havalimanlari Holding A.S...........................  18,112    135,101
*   Tekfen Holding A.S......................................  58,117    136,102
    Teknosa Ic Ve Dis Ticaret A.S...........................   3,806     13,997
*   Tekstil Bankasi A.S.....................................  35,952     27,436
    Tofas Turk Otomobil Fabrikasi A.S.......................  14,097     93,841
    Trakya Cam Sanayii A.S..................................  80,135    117,562
    Tupras Turkiye Petrol Rafinerileri A.S..................   9,392    203,560
    Turcas Petrol A.S.......................................  14,616     14,099
*   Turk Hava Yollari....................................... 226,248    863,454
    Turk Telekomunikasyon A.S...............................   7,248     21,685
    Turk Traktor ve Ziraat Makineleri A.S...................   1,005     33,197
*   Turkcell Iletisim Hizmetleri A.S........................  14,852     85,501
*   Turkcell Iletisim Hizmetleri A.S. ADR...................   9,157    132,227
    Turkiye Garanti Bankasi A.S............................. 146,300    615,160
    Turkiye Halk Bankasi A.S................................  53,476    343,375
    Turkiye Is Bankasi...................................... 174,798    506,699
    Turkiye Sinai Kalkinma Bankasi A.S...................... 183,157    152,163
    Turkiye Sise ve Cam Fabrikalari A.S..................... 161,204    251,637
    Turkiye Vakiflar Bankasi Tao............................ 146,962    341,419
    Ulker Biskuvi Sanayi A.S................................  18,064    142,901
    Vestel Beyaz Esya Sanayi ve Ticaret A.S.................  14,500     59,464
*   Vestel Elektronik Sanayi ve Ticaret A.S.................  29,976     73,356
    Yapi ve Kredi Bankasi A.S...............................  76,984    159,146
*   Zorlu Enerji Elektrik Uretim A.S........................  29,476     26,883
                                                                     ----------
TOTAL TURKEY................................................          9,661,367
                                                                     ----------
UNITED KINGDOM -- (14.1%)
    4imprint Group P.L.C....................................     532      7,066
    888 Holdings P.L.C......................................  92,692    196,585
    A.G.BARR P.L.C..........................................  12,390    117,737
    Aberdeen Asset Management P.L.C......................... 211,758  1,390,048
    Acacia Mining P.L.C.....................................  34,811    147,888
    Acal P.L.C..............................................   3,957     15,328
    Admiral Group P.L.C.....................................  24,851    540,620
*   Afren P.L.C............................................. 357,576     28,796
*   Aga Rangemaster Group P.L.C.............................  23,457     36,289
    Aggreko P.L.C...........................................  34,380    801,818
    Alent P.L.C.............................................  68,749    377,555
    Amec Foster Wheeler P.L.C...............................  74,486    890,573
    Amlin P.L.C............................................. 124,854    914,842
    Anglo American P.L.C.................................... 139,396  2,328,417
    Anglo Pacific Group P.L.C...............................  12,394     15,781
    Anglo-Eastern Plantations P.L.C.........................     542      4,675
    Anite P.L.C.............................................  42,531     52,239
    Antofagasta P.L.C.......................................  77,871    759,253
    ARM Holdings P.L.C......................................  33,625    524,060
    ARM Holdings P.L.C. Sponsored ADR.......................   7,813    365,961
#   Ashmore Group P.L.C..................................... 113,830    479,035
    Ashtead Group P.L.C..................................... 118,226  1,923,834
    Associated British Foods P.L.C..........................  29,728  1,386,431
    AstraZeneca P.L.C.......................................   1,641    116,815

                                     1546

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
UNITED KINGDOM -- (Continued)
    AstraZeneca P.L.C. Sponsored ADR......................    53,810 $3,822,662
    Aveva Group P.L.C.....................................     9,783    193,315
    Aviva P.L.C...........................................   358,509  2,844,369
#   Aviva P.L.C. Sponsored ADR............................    20,234    321,518
    Babcock International Group P.L.C.....................    74,472  1,126,125
    BAE Systems P.L.C.....................................   284,146  2,163,094
    Balfour Beatty P.L.C..................................   168,670    563,203
    Bank of Georgia Holdings P.L.C........................     6,620    202,101
    Barclays P.L.C........................................   456,978  1,604,919
    Barclays P.L.C. Sponsored ADR.........................   112,953  1,585,860
    Barratt Developments P.L.C............................   276,246  1,901,533
    BBA Aviation P.L.C....................................   117,727    600,392
    Beazley P.L.C.........................................   171,350    742,388
    Bellway P.L.C.........................................    30,947    847,190
    Berendsen P.L.C.......................................    69,158  1,157,387
    Berkeley Group Holdings P.L.C.........................    27,701  1,009,723
    Betfair Group P.L.C...................................     4,999    120,876
    BG Group P.L.C........................................   331,326  4,419,183
    BHP Billiton P.L.C....................................    51,865  1,126,535
#   BHP Billiton P.L.C. ADR...............................    75,383  3,293,483
    Bloomsbury Publishing P.L.C...........................     5,758     12,861
    Bodycote P.L.C........................................    67,886    694,171
    Booker Group P.L.C....................................   313,919    704,706
    Bovis Homes Group P.L.C...............................    34,038    424,915
    BP P.L.C..............................................     1,306      8,390
    BP P.L.C. Sponsored ADR...............................   256,564  9,962,380
    Braemar Shipping Services P.L.C.......................       660      4,614
    Brammer P.L.C.........................................    11,343     58,900
    Brewin Dolphin Holdings P.L.C.........................    85,806    377,269
    British American Tobacco P.L.C........................    12,488    704,523
    British American Tobacco P.L.C. Sponsored ADR.........    12,311  1,386,834
    British Polythene Industries P.L.C....................     3,700     35,781
    Britvic P.L.C.........................................    51,350    543,424
    BT Group P.L.C........................................   112,078    703,138
    BT Group P.L.C. Sponsored ADR.........................    17,500  1,098,650
*   BTG P.L.C.............................................    50,010    594,178
    Bunzl P.L.C...........................................    35,708  1,017,211
    Burberry Group P.L.C..................................    48,041  1,248,079
    Bwin.Party Digital Entertainment P.L.C................   186,065    298,308
    Cable & Wireless Communications P.L.C................. 1,034,492    776,689
    Cape P.L.C............................................    40,788    128,165
    Capita P.L.C..........................................    39,768    667,846
    Capital & Counties Properties P.L.C...................    14,668     84,768
    Capital & Regional P.L.C..............................    19,615     15,759
    Carillion P.L.C.......................................   112,937    580,075
    Carnival P.L.C........................................    14,078    630,288
    Carnival P.L.C. ADR...................................     5,490    244,634
*   Carpetright P.L.C.....................................     3,533     26,194
    Carr's Milling Industries P.L.C.......................     9,590     20,418
    Castings P.L.C........................................     1,976     11,432
    Catlin Group, Ltd.....................................   102,735  1,077,490
    Centamin P.L.C........................................   246,447    248,970
    Centrica P.L.C........................................   497,629  2,196,050

                                     1547

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Charles Stanley Group P.L.C.............................     382 $    1,909
    Chemring Group P.L.C....................................  63,094    205,239
    Chesnara P.L.C..........................................  25,292    133,881
    Cineworld Group P.L.C...................................  43,663    278,307
    Clarkson P.L.C..........................................   1,031     29,173
    Close Brothers Group P.L.C..............................  40,038    913,629
    Cobham P.L.C............................................ 252,109  1,235,808
    Coca-Cola HBC AG........................................  39,634    637,026
*   Colt Group SA........................................... 101,720    202,978
    Communisis P.L.C........................................  17,311     14,329
    Compass Group P.L.C.....................................  96,103  1,656,919
    Computacenter P.L.C.....................................  22,866    222,265
    Connect Group P.L.C.....................................  55,168    117,445
    Consort Medical P.L.C...................................  10,213    130,127
    Costain Group P.L.C.....................................  10,133     43,805
    Cranswick P.L.C.........................................  12,504    246,171
    Croda International P.L.C...............................  28,646  1,144,017
    CSR P.L.C...............................................  41,647    533,600
    Daily Mail & General Trust P.L.C........................  57,863    749,602
    Dairy Crest Group P.L.C.................................  56,090    412,582
    Darty P.L.C.............................................  87,142     88,751
    DCC P.L.C...............................................  17,423    923,163
    De La Rue P.L.C.........................................  19,927    155,028
    Debenhams P.L.C......................................... 311,419    351,349
    Dechra Pharmaceuticals P.L.C............................  23,438    305,847
    Development Securities P.L.C............................  16,443     59,749
    Devro P.L.C.............................................  53,378    225,914
    Diageo P.L.C............................................  19,831    587,010
    Diageo P.L.C. Sponsored ADR.............................   6,738    795,960
    Dialight P.L.C..........................................   7,092     74,903
    Dignity P.L.C...........................................   8,348    233,827
    Diploma P.L.C...........................................  34,472    395,189
    Direct Line Insurance Group P.L.C.......................  81,535    382,371
    Dixons Carphone P.L.C................................... 211,750  1,383,800
    Domino Printing Sciences P.L.C..........................  28,870    296,115
    Domino's Pizza Group P.L.C..............................  22,571    228,495
    Drax Group P.L.C........................................ 101,341    549,872
    DS Smith P.L.C.......................................... 320,694  1,525,279
    Dunelm Group P.L.C......................................   5,566     73,602
    E2V Technologies P.L.C..................................  21,031     59,371
    easyJet P.L.C...........................................  35,052    977,353
    Electrocomponents P.L.C................................. 167,477    514,600
    Elementis P.L.C......................................... 156,661    650,420
*   EnQuest P.L.C........................................... 192,443     98,450
*   Enterprise Inns P.L.C...................................  84,112    130,589
    Essentra P.L.C..........................................  75,334    937,970
    Euromoney Institutional Investor P.L.C..................  11,864    191,212
    Evraz P.L.C.............................................  56,315    144,118
    Experian P.L.C..........................................  61,660  1,086,513
    Fenner P.L.C............................................  54,652    151,763
    Ferrexpo P.L.C..........................................  39,241     29,592
    Fidessa Group P.L.C.....................................   6,474    233,517
*   Findel P.L.C............................................   9,252     29,376

                                     1548

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
*   Firstgroup P.L.C........................................ 311,608 $  465,054
*   Fortune Oil P.L.C....................................... 131,020     19,366
    Fresnillo P.L.C.........................................  19,968    269,718
    Friends Life Group, Ltd................................. 326,320  1,951,353
    G4S P.L.C............................................... 315,066  1,350,094
    Galliford Try P.L.C.....................................  15,650    309,897
*   Gem Diamonds, Ltd.......................................  33,740     71,744
    Genus P.L.C.............................................  11,662    214,800
    GKN P.L.C............................................... 322,582  1,781,566
    GlaxoSmithKline P.L.C...................................  15,015    330,611
    GlaxoSmithKline P.L.C. Sponsored ADR....................  56,544  2,487,936
    Glencore P.L.C.......................................... 553,539  2,063,915
    Go-Ahead Group P.L.C....................................   8,620    320,074
    Grafton Group P.L.C.....................................  54,607    549,571
    Greencore Group P.L.C................................... 141,984    658,510
    Greene King P.L.C.......................................  60,747    767,520
    Greggs P.L.C............................................  39,363    486,187
    Halfords Group P.L.C....................................  78,372    522,892
    Halma P.L.C............................................. 127,876  1,338,046
    Hargreaves Lansdown P.L.C...............................  29,987    454,562
    Hays P.L.C.............................................. 315,303    734,717
    Headlam Group P.L.C.....................................   8,095     54,763
    Helical Bar P.L.C.......................................  26,244    150,713
    Henderson Group P.L.C................................... 272,410    971,074
    Hikma Pharmaceuticals P.L.C.............................  37,256  1,320,136
    Hill & Smith Holdings P.L.C.............................  20,724    189,837
    Hiscox, Ltd.............................................  75,761    836,823
    Hogg Robinson Group P.L.C...............................   5,845      3,977
    Home Retail Group P.L.C................................. 221,009    638,377
    Homeserve P.L.C.........................................  90,366    457,600
    Howden Joinery Group P.L.C.............................. 142,043    906,455
    HSBC Holdings P.L.C..................................... 276,035  2,525,501
    HSBC Holdings P.L.C. Sponsored ADR...................... 156,520  7,156,094
    Hunting P.L.C...........................................  33,518    199,541
    Huntsworth P.L.C........................................  53,480     36,495
    ICAP P.L.C.............................................. 181,985  1,277,906
    IG Group Holdings P.L.C................................. 117,966  1,279,996
*   Imagination Technologies Group P.L.C....................  39,006    143,681
    IMI P.L.C...............................................  34,975    669,735
    Imperial Tobacco Group P.L.C............................  55,627  2,612,743
    Inchcape P.L.C.......................................... 129,421  1,351,919
*   Indivior P.L.C..........................................  15,321     40,153
    Informa P.L.C........................................... 217,917  1,675,557
    Inmarsat P.L.C.......................................... 123,680  1,549,746
    Innovation Group P.L.C.................................. 161,760     71,185
    InterContinental Hotels Group P.L.C.....................  18,265    728,363
    InterContinental Hotels Group P.L.C. ADR................  12,148    482,989
*   International Consolidated Airlines Group SA(B5282K0)...  10,448     85,248
*   International Consolidated Airlines Group SA(B5M6XQ7)... 197,808  1,611,380
*   International Ferro Metals, Ltd.........................  99,556      6,036
    Interserve P.L.C........................................  37,503    301,231
    Intertek Group P.L.C....................................  16,645    573,271
    Investec P.L.C.......................................... 155,047  1,302,743

                                     1549

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
UNITED KINGDOM -- (Continued)
*   IP Group P.L.C........................................    26,845 $   94,858
    ITE Group P.L.C.......................................    20,469     40,259
    ITV P.L.C.............................................   517,943  1,714,143
    J Sainsbury P.L.C.....................................   253,323    970,736
    James Fisher & Sons P.L.C.............................     9,962    165,008
    Jardine Lloyd Thompson Group P.L.C....................    20,103    285,628
    JD Sports Fashion P.L.C...............................    20,177    152,360
    JD Wetherspoon P.L.C..................................    33,827    402,627
*   JKX Oil & Gas P.L.C...................................    20,803      3,997
    John Menzies P.L.C....................................    16,607     92,941
    John Wood Group P.L.C.................................    74,616    640,907
    Johnson Matthey P.L.C.................................    30,197  1,477,258
*   Johnston Press P.L.C..................................       238        597
    Jupiter Fund Management P.L.C.........................   105,813    601,897
*   KAZ Minerals P.L.C....................................    63,749    192,162
    Kcom Group P.L.C......................................   118,075    146,973
    Keller Group P.L.C....................................    24,830    332,402
    Kier Group P.L.C......................................    11,020    259,416
    Kingfisher P.L.C......................................   287,824  1,480,614
    Ladbrokes P.L.C.......................................   266,980    465,131
    Laird P.L.C...........................................    74,843    358,797
*   Lamprell P.L.C........................................    62,935    102,760
    Lancashire Holdings, Ltd..............................    42,818    392,657
    Laura Ashley Holdings P.L.C...........................    51,893     23,236
    Lavendon Group P.L.C..................................    42,045    100,038
    Legal & General Group P.L.C...........................   544,931  2,188,510
*   Liberty Global P.L.C. Class A.........................     2,572    120,145
*   Liberty Global P.L.C. Series C........................     6,344    289,243
*   Lloyds Banking Group P.L.C............................ 4,166,375  4,615,568
*   Lloyds Banking Group P.L.C. ADR.......................   628,895  2,760,849
    London Stock Exchange Group P.L.C.....................    45,388  1,611,578
*   Lonmin P.L.C..........................................   119,930    293,721
    Lookers P.L.C.........................................    55,804    125,448
    Low & Bonar P.L.C.....................................    44,867     34,586
    Man Group P.L.C.......................................   400,269  1,077,582
    Management Consulting Group P.L.C.....................    25,041      5,668
    Marks & Spencer Group P.L.C...........................   181,594  1,320,030
    Marshalls P.L.C.......................................    34,860    128,137
    Marston's P.L.C.......................................   193,686    427,258
    McBride P.L.C.........................................    42,318     51,236
    Mears Group P.L.C.....................................    23,736    148,522
*   Mecom Group P.L.C.....................................    28,027     64,481
    Meggitt P.L.C.........................................   208,734  1,687,382
    Melrose Industries P.L.C..............................   244,567    973,550
    Michael Page International P.L.C......................    56,034    392,098
    Micro Focus International P.L.C.......................    25,374    402,057
    Millennium & Copthorne Hotels P.L.C...................    40,091    347,684
*   Mitchells & Butlers P.L.C.............................    69,621    445,312
    Mitie Group P.L.C.....................................   161,786    657,193
    Mondi P.L.C...........................................    84,604  1,509,240
    Moneysupermarket.com Group P.L.C......................    91,578    361,516
    Morgan Advanced Materials P.L.C.......................   125,068    571,034
    Morgan Sindall Group P.L.C............................    10,734    107,715

                                     1550

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
*   Mothercare P.L.C...................................  36,316 $   97,900
    N Brown Group P.L.C................................  29,289    189,765
    National Express Group P.L.C....................... 133,590    512,428
    National Grid P.L.C................................   3,445     48,433
    National Grid P.L.C. Sponsored ADR.................  18,118  1,274,420
    NCC Group P.L.C....................................   3,433     11,657
    Next P.L.C.........................................  12,985  1,411,055
    Northgate P.L.C....................................  39,666    368,723
    Novae Group P.L.C..................................   3,480     31,401
*   Ocado Group P.L.C..................................  25,424    156,690
    Old Mutual P.L.C................................... 604,129  1,884,803
*   Optos P.L.C........................................   4,559     17,253
    Oxford Instruments P.L.C...........................  10,980    122,760
    Pace P.L.C......................................... 140,555    705,389
    PayPoint P.L.C.....................................   4,568     56,963
    Pearson P.L.C......................................   3,121     63,324
    Pearson P.L.C. Sponsored ADR.......................  67,350  1,364,511
    Pendragon P.L.C.................................... 223,487    119,916
    Pennon Group P.L.C.................................  77,208  1,032,051
    Persimmon P.L.C....................................  70,131  1,678,862
*   Petra Diamonds, Ltd................................  87,297    201,282
    Petrofac, Ltd......................................  48,201    510,670
    Phoenix Group Holdings.............................  32,968    415,218
    Phoenix IT Group P.L.C.............................   2,221      4,708
    Photo-Me International P.L.C.......................  46,648     95,241
    Playtech P.L.C.....................................  24,181    246,119
    Premier Farnell P.L.C..............................  80,857    205,563
*   Premier Foods P.L.C................................ 153,723    100,026
    Premier Oil P.L.C.................................. 126,042    273,270
    Provident Financial P.L.C..........................   8,011    317,393
    Prudential P.L.C...................................  55,523  1,349,786
    Prudential P.L.C. ADR..............................  23,605  1,145,787
*   Punch Taverns P.L.C................................   7,917     13,046
*   PV Crystalox Solar P.L.C...........................  14,968      2,334
    PZ Cussons P.L.C...................................  42,888    203,346
    QinetiQ Group P.L.C................................ 208,379    585,529
*   Quintain Estates & Development P.L.C............... 187,853    272,149
    Randgold Resources, Ltd............................   8,428    723,373
    Rank Group P.L.C...................................   8,385     22,162
*   Raven Russia, Ltd..................................  29,564     16,570
    Reckitt Benckiser Group P.L.C......................  15,321  1,296,691
    Redrow P.L.C.......................................  69,547    294,986
    Reed Elsevier P.L.C................................  19,573    339,807
    Reed Elsevier P.L.C. Sponsored ADR.................   6,110    424,645
    Regus P.L.C........................................ 222,522    676,535
    Renishaw P.L.C.....................................   9,502    331,140
*   Renold P.L.C.......................................   4,231      3,571
    Rentokil Initial P.L.C............................. 377,601    687,460
    Restaurant Group P.L.C. (The)......................  43,336    467,595
    Rexam P.L.C........................................ 225,845  1,443,211
    Ricardo P.L.C......................................  11,315    113,917
    Rightmove P.L.C....................................  20,854    728,525
    Rio Tinto P.L.C....................................  18,769    824,766

                                     1551

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
#   Rio Tinto P.L.C. Sponsored ADR..................... 110,649 $4,882,940
    RM P.L.C...........................................  10,751     25,213
    Robert Walters P.L.C...............................  18,804     94,822
    Rolls-Royce Holdings P.L.C......................... 127,711  1,706,222
    Rotork P.L.C.......................................  18,275    631,739
*   Royal Bank of Scotland Group P.L.C................. 102,482    556,450
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR..  19,222    208,751
    Royal Dutch Shell P.L.C.(B03MM73).................. 149,242  9,549,996
    Royal Dutch Shell P.L.C.(B03MLX2)..................   6,989    212,994
    Royal Dutch Shell P.L.C.(B03MM40)..................  35,290  1,117,280
    Royal Dutch Shell P.L.C. ADR.......................  64,656  3,973,111
    Royal Mail P.L.C...................................   1,667     10,896
    RPC Group P.L.C....................................  65,836    535,927
    RPS Group P.L.C....................................  56,373    154,503
*   RSA Insurance Group P.L.C.......................... 254,379  1,735,827
    SABMiller P.L.C....................................  24,523  1,335,675
    Sage Group P.L.C. (The)............................ 217,428  1,567,407
*   Salamander Energy P.L.C............................  51,404     54,214
    Savills P.L.C......................................  43,166    473,704
    Schroders P.L.C.(0239581)..........................   8,691    292,361
    Schroders P.L.C.(0240549)..........................  10,666    463,497
*   SDL P.L.C..........................................  13,719     87,434
    Senior P.L.C....................................... 141,014    655,115
    Sepura P.L.C.......................................   3,814      8,612
    Serco Group P.L.C..................................  42,024     97,368
*   Severfield P.L.C...................................  55,690     56,712
    Severn Trent P.L.C.................................  27,786    899,565
    Shanks Group P.L.C................................. 157,113    232,246
    Shire P.L.C.(B39JBM7)..............................   3,900    855,114
    Shire P.L.C.(B2QKY05)..............................  16,942  1,236,561
    SIG P.L.C.......................................... 150,301    416,831
    Sky P.L.C..........................................  33,203    463,022
    Sky P.L.C. Sponsored ADR...........................   4,853    270,797
    Smith & Nephew P.L.C...............................  22,900    408,373
    Smith & Nephew P.L.C. Sponsored ADR................  18,108    648,249
    Smiths Group P.L.C.................................  66,353  1,122,960
    Soco International P.L.C...........................  61,026    239,623
    Spectris P.L.C.....................................  41,150  1,293,104
    Speedy Hire P.L.C.................................. 108,594    118,712
    Spirax-Sarco Engineering P.L.C.....................  14,977    687,434
    Spirent Communications P.L.C.......................  63,612     84,931
    Spirit Pub Co. P.L.C............................... 223,416    386,666
*   Sports Direct International P.L.C..................  38,350    408,999
    SSE P.L.C..........................................  85,283  2,063,733
    St Ives P.L.C......................................  14,743     39,613
    St James's Place P.L.C............................. 125,210  1,610,933
    ST Modwen Properties P.L.C.........................  48,926    307,737
    Stagecoach Group P.L.C.............................  91,023    468,590
    Standard Chartered P.L.C........................... 161,589  2,154,771
    Standard Life P.L.C................................ 324,643  1,961,442
    Sthree P.L.C.......................................  10,289     52,294
*   SuperGroup P.L.C...................................   6,063     87,766
    Synergy Health P.L.C...............................  16,889    550,967

                                     1552

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
    Synthomer P.L.C....................................  76,550 $  279,826
    TalkTalk Telecom Group P.L.C....................... 111,667    533,324
    Tate & Lyle P.L.C.................................. 137,766  1,405,064
    Taylor Wimpey P.L.C................................ 741,551  1,506,508
    Ted Baker P.L.C....................................   2,994    106,732
    Telecity Group P.L.C...............................  65,135    843,842
    Telecom Plus P.L.C.................................   9,064    148,415
    Tesco P.L.C........................................ 713,147  2,411,622
*   Thomas Cook Group P.L.C............................ 503,623    966,983
*   Thorntons P.L.C....................................  13,142     16,430
    Topps Tiles P.L.C..................................  17,420     31,592
    Travis Perkins P.L.C...............................  58,024  1,674,355
    Trifast P.L.C......................................   8,295     13,213
*   Trinity Mirror P.L.C............................... 106,660    276,568
    TT electronics P.L.C...............................  46,202     76,701
    TUI AG(5666292)....................................  63,010  1,108,031
*   TUI AG(BSS7HQ3)....................................  41,904    724,566
    Tullett Prebon P.L.C...............................  58,399    293,703
    Tullow Oil P.L.C...................................  57,288    315,162
    UBM P.L.C..........................................  94,224    748,196
    UDG Healthcare P.L.C...............................  68,807    405,830
    Ultra Electronics Holdings P.L.C...................  22,474    590,383
    Unilever P.L.C.....................................   9,090    400,269
    Unilever P.L.C. Sponsored ADR......................  17,087    751,315
    UNITE Group P.L.C. (The)...........................  48,027    353,732
    United Utilities Group P.L.C.......................  74,985  1,157,308
    United Utilities Group P.L.C. ADR..................     154      4,757
    UTV Media P.L.C....................................  16,663     47,931
*   Vectura Group P.L.C................................  57,716    131,319
    Vedanta Resources P.L.C............................  30,773    171,960
    Vesuvius P.L.C.....................................  67,651    446,674
    Victrex P.L.C......................................  26,350    814,567
    Vitec Group P.L.C. (The)...........................   9,130     84,797
    Vodafone Group P.L.C...............................  53,925    189,628
    Vodafone Group P.L.C. Sponsored ADR................ 137,812  4,841,352
*   Volex P.L.C........................................   1,437      1,429
    Weir Group P.L.C. (The)............................  35,036    883,322
    WH Smith P.L.C.....................................  25,517    516,807
    Whitbread P.L.C....................................  31,532  2,366,818
    William Hill P.L.C................................. 293,134  1,660,776
    Wilmington Group P.L.C.............................   2,776      9,104
*   Wincanton P.L.C....................................  14,780     39,341
    WM Morrison Supermarkets P.L.C..................... 701,058  1,891,541
    Wolseley P.L.C.....................................  36,508  2,116,189
    Wolseley P.L.C. ADR................................     925      5,329
    WPP P.L.C..........................................   5,574    122,575
    WPP P.L.C. Sponsored ADR...........................  17,868  1,967,624
    WS Atkins P.L.C....................................  22,820    430,035
    Xaar P.L.C.........................................   4,665     21,646

                                     1553

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                        ------- --------------
UNITED KINGDOM -- (Continued)
    Xchanging P.L.C....................................  61,017 $      143,782
                                                                --------------
TOTAL UNITED KINGDOM...................................            285,102,139
                                                                --------------
UNITED STATES -- (0.0%)
*   Chaparral Gold Corp................................   4,500          2,125
*   Endo International P.L.C...........................   1,605        129,277
*   Kofax, Ltd.........................................   2,719         18,588
                                                                --------------
TOTAL UNITED STATES....................................                149,990
                                                                --------------
TOTAL COMMON STOCKS....................................          1,964,642,911
                                                                --------------
PREFERRED STOCKS -- (0.6%)

BRAZIL -- (0.5%)
    AES Tiete SA.......................................  25,600        158,136
    Alpargatas SA......................................  20,507         65,067
    Banco ABC Brasil SA................................  19,443         82,102
    Banco Bradesco SA..................................  67,766        854,211
    Banco Bradesco SA ADR.............................. 138,651      1,730,368
    Banco Daycoval SA..................................   3,700         11,556
    Banco do Estado do Rio Grande do Sul SA Class B....  64,994        296,733
*   Banco Industrial e Comercial SA....................  13,600         27,623
*   Banco Pan SA.......................................  66,997         43,000
    Braskem SA Class A.................................  14,800         68,694
    Centrais Eletricas Brasileiras SA Class B..........  49,900        114,498
    Centrais Eletricas Santa Catarina..................   2,600         13,241
    Cia Brasileira de Distribuicao.....................   2,800         93,373
    Cia de Gas de Sao Paulo COMGAS Class A.............   5,100         85,144
    Cia de Saneamento do Parana........................     200            373
    Cia de Transmissao de Energia Eletrica Paulista....   9,749        142,440
    Cia Energetica de Minas Gerais.....................  86,553        384,306
    Cia Energetica de Sao Paulo Class B................  23,000        201,390
    Cia Energetica do Ceara Class A....................   2,332         31,121
    Cia Ferro Ligas da Bahia - Ferbasa.................  11,500         31,158
    Cia Paranaense de Energia..........................   8,905        103,180
    Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA.........................................  21,846         54,850
*   Eucatex SA Industria e Comercio....................   4,600          5,310
    Gerdau SA..........................................   8,687         29,557
*   Gol Linhas Aereas Inteligentes SA..................  18,600         84,146
    Itau Unibanco Holding SA........................... 199,660      2,450,243
    Itau Unibanco Holding SA ADR.......................  18,054        218,811
    Lojas Americanas SA................................  72,960        422,744
    Marcopolo SA....................................... 111,200        111,319
*   Oi SA..............................................   1,952          3,601
    Parana Banco SA....................................  12,000         42,933
    Petroleo Brasileiro SA.............................  81,035        246,651
    Petroleo Brasileiro SA Sponsored ADR............... 107,510        661,186
    Randon Participacoes SA............................  52,300         77,993
    Saraiva SA Livreiros Editores......................   6,900         11,770
    Suzano Papel e Celulose SA Class A.................  85,325        347,077
    Telefonica Brasil SA...............................   2,600         48,066
*   Usinas Siderurgicas de Minas Gerais SA Class A..... 108,705        135,717
    Vale SA............................................  50,700        314,312

                                     1554

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
BRAZIL -- (Continued)
    Vale SA Sponsored ADR................................. 104,605 $   654,827
                                                                   -----------
TOTAL BRAZIL..............................................          10,458,827
                                                                   -----------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B.......................  17,884      50,342
                                                                   -----------
COLOMBIA -- (0.0%)
    Avianca Holdings SA...................................  56,456      85,494
    Banco Davivienda SA...................................   8,438      88,599
    Grupo Aval Acciones y Valores.........................  34,933      18,397
    Grupo de Inversiones Suramericana SA..................   5,468      77,986
                                                                   -----------
TOTAL COLOMBIA............................................             270,476
                                                                   -----------
GERMANY -- (0.1%)
    Porsche Automobil Holding SE..........................   8,903     746,096
                                                                   -----------
TOTAL PREFERRED STOCKS....................................          11,525,741
                                                                   -----------
RIGHTS/WARRANTS -- (0.0%)

AUSTRIA -- (0.0%)
*   Intercell AG Rights...................................   4,255          --
                                                                   -----------
CHINA -- (0.0%)
*   Golden Meditech Holdings, Ltd. Warrants 07/30/15......  60,394         545
                                                                   -----------
FRANCE -- (0.0%)
*   Euro Disney SCA.......................................   2,831       6,865
*   Euro Disney SCA Rights 05/06/15.......................   2,831          --
*   Groupe Fnac Rights 05/16/15...........................       4          23
                                                                   -----------
TOTAL FRANCE..............................................               6,888
                                                                   -----------
HONG KONG -- (0.0%)
*   HKC Holdings, Ltd. Warrants 10/15/15..................      --          --
*   International Standard Resources Holdings, Ltd.
      Warrants 11/26/15...................................  73,333         899
                                                                   -----------
TOTAL HONG KONG...........................................                 899
                                                                   -----------
INDONESIA -- (0.0%)
*   Pabrik Kertas Tjiwi Kimia Tbk PT Warrants 07/11/17....  52,166         642
                                                                   -----------
MALAYSIA -- (0.0%)
*   CB Industrial Product Holdings Bhd Warrants 12/31/15..  17,133       2,408
*   Eastern & Oriental Bhd................................  38,900          --
*   Inari Amertron Rights 05/15/15........................   5,738       3,542
*   Insas Bhd.............................................  25,600       1,482
*   Mah Sing Group Bhd....................................  92,204      11,437
                                                                   -----------
TOTAL MALAYSIA............................................              18,869
                                                                   -----------
SINGAPORE -- (0.0%)
*   Interra Resources, Ltd. Warrants 12/08/15.............  13,800         163
                                                                   -----------
SPAIN -- (0.0%)
*   ACS Actividades de Construccion y Servicios SA........  12,554       6,384

                                     1555

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
SPAIN -- (Continued)
*     Banco Santander SA..............................   456,315 $       69,856
                                                                 --------------
TOTAL SPAIN...........................................                   76,240
                                                                 --------------
THAILAND -- (0.0%)
*     Loxley PCL Warrants 09/30/17....................     3,319            194
                                                                 --------------
TOTAL RIGHTS/WARRANTS.................................                  104,440
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (2.4%)
(S)@  DFA Short Term Investment Fund.................. 4,147,698     47,988,863
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,787,741,352)^^............................           $2,024,261,955
                                                                 ==============

                                     1556

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                   LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                 ------------ ------------ ------- ------------
Common Stocks
   Australia.................... $  2,586,483 $ 92,352,813   --    $ 94,939,296
   Austria......................           --    6,366,593   --       6,366,593
   Belgium......................    2,606,893   19,777,764   --      22,384,657
   Brazil.......................    6,981,702   20,907,588   --      27,889,290
   Canada.......................  132,844,327      189,888   --     133,034,215
   Chile........................    1,848,491    3,774,921   --       5,623,412
   China........................   10,042,533   95,049,387   --     105,091,920
   Colombia.....................    1,773,373          226   --       1,773,599
   Czech Republic...............           --      748,498   --         748,498
   Denmark......................      927,739   21,330,841   --      22,258,580
   Egypt........................           --      166,806   --         166,806
   Finland......................       54,184   24,569,934   --      24,624,118
   France.......................    9,066,772  104,392,364   --     113,459,136
   Germany......................    6,242,195   91,715,562   --      97,957,757
   Greece.......................           --    1,968,999   --       1,968,999
   Hong Kong....................      319,841   45,367,735   --      45,687,576
   Hungary......................       27,115      681,575   --         708,690
   India........................    2,123,978   44,737,932   --      46,861,910
   Indonesia....................      304,928   13,171,504   --      13,476,432
   Ireland......................    1,350,281    6,569,057   --       7,919,338
   Israel.......................    4,285,661    6,384,855   --      10,670,516
   Italy........................    2,116,003   35,432,859   --      37,548,862
   Japan........................   15,100,676  301,393,927   --     316,494,603
   Malaysia.....................           --   17,713,711   --      17,713,711
   Mexico.......................   19,621,856      225,092   --      19,846,948
   Netherlands..................    9,353,809   28,510,372   --      37,864,181
   New Zealand..................       20,667    5,451,751   --       5,472,418
   Norway.......................    1,004,154   11,949,413   --      12,953,567
   Peru.........................      644,238           --   --         644,238
   Philippines..................       66,700    7,949,253   --       8,015,953
   Poland.......................           --    7,886,927   --       7,886,927
   Portugal.....................           --    4,177,160   --       4,177,160
   Russia.......................      357,938    4,725,585   --       5,083,523
   Singapore....................       21,954   21,585,039   --      21,606,993
   South Africa.................    4,962,987   35,813,914   --      40,776,901
   South Korea..................    4,683,319   65,678,438   --      70,361,757
   Spain........................    4,483,005   34,795,005   --      39,278,010
   Sweden.......................    1,171,799   47,699,091   --      48,870,890
   Switzerland..................   18,386,502   80,026,555   --      98,413,057
   Taiwan.......................    3,131,704   74,789,182   --      77,920,886
   Thailand.....................   15,187,492           --   --      15,187,492
   Turkey.......................      132,227    9,529,140   --       9,661,367
   United Kingdom...............   69,527,925  215,574,214   --     285,102,139
   United States................      131,402       18,588   --         149,990
Preferred Stocks
   Brazil.......................    3,502,996    6,955,831   --      10,458,827
   Chile........................           --       50,342   --          50,342
   Colombia.....................      270,476           --   --         270,476
   Germany......................           --      746,096   --         746,096
Rights/Warrants
   Austria......................           --           --   --              --
   China........................           --          545   --             545
   France.......................           --        6,888   --           6,888
   Hong Kong....................           --          899   --             899
   Indonesia....................           --          642   --             642
   Malaysia.....................           --       18,869   --          18,869

                                     1557

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


   Singapore....................           --            163 --             163
   Spain........................           --         76,240 --          76,240
   Thailand.....................           --            194 --             194
Securities Lending Collateral...           --     47,988,863 --      47,988,863
                                 ------------ -------------- --  --------------
TOTAL........................... $357,266,325 $1,666,995,630 --  $2,024,261,955
                                 ============ ============== ==  ==============

                                     1558

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                                      VALUE+
                                                                    -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company......................................... $64,534,493
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $57,674,607)^^......................................... $64,534,493
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of January 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                                     1559

                       VA U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                        SHARES  VALUE+
                                                        ------ --------
COMMON STOCKS -- (82.7%)

Consumer Discretionary -- (11.5%)
*   1-800-Flowers.com, Inc. Class A....................  4,717 $ 37,217
    Aaron's, Inc.......................................  9,167  290,227
#   Abercrombie & Fitch Co. Class A.................... 10,943  279,265
    AH Belo Corp. Class A..............................  5,125   46,227
*   Ambassadors Group, Inc.............................    113      285
*   America's Car-Mart, Inc............................    112    5,948
#   American Eagle Outfitters, Inc..................... 10,700  150,228
*   American Public Education, Inc.....................     92    3,088
*   Apollo Education Group, Inc. Class A...............  2,226   56,229
    Arctic Cat, Inc....................................  1,180   39,672
    Ark Restaurants Corp...............................    411   10,123
*   Ascena Retail Group, Inc...........................  1,315   15,201
#*  Ascent Capital Group, Inc. Class A.................  1,823   77,131
*   Ballantyne Strong, Inc.............................  3,604   14,740
#*  Barnes & Noble, Inc................................ 12,543  294,635
    Bassett Furniture Industries, Inc..................  2,400   53,328
    Beasley Broadcast Group, Inc. Class A..............  1,850    9,657
#   bebe stores, Inc................................... 16,300   58,354
*   Belmond, Ltd. Class A.............................. 19,121  210,140
    Big 5 Sporting Goods Corp..........................  1,264   15,054
*   Biglari Holdings, Inc..............................    372  153,997
*   BJ's Restaurants, Inc..............................  3,115  137,963
    Bob Evans Farms, Inc...............................    301   16,967
*   Books-A-Million, Inc...............................  2,707    6,822
#   Bowl America, Inc. Class A.........................    120    1,740
*   Bridgepoint Education, Inc.........................    166    1,638
#*  Bright Horizons Family Solutions, Inc..............  1,613   78,311
    Brown Shoe Co., Inc................................  9,200  261,188
*   Build-A-Bear Workshop, Inc.........................  2,850   58,767
#   Callaway Golf Co................................... 10,051   82,016
*   Canterbury Park Holding Corp.......................    332    3,337
*   Career Education Corp.............................. 18,900  105,462
*   Carmike Cinemas, Inc...............................  2,457   67,985
#   Carriage Services, Inc.............................  4,499   98,078
*   Carrols Restaurant Group, Inc......................  4,011   31,928
    Cato Corp. (The) Class A...........................  2,797  118,593
*   Cavco Industries, Inc..............................  1,469  107,986
#*  Central European Media Enterprises, Ltd. Class A... 13,696   35,610
#*  Charles & Colvard, Ltd.............................    863    1,553
    Chico's FAS, Inc................................... 23,575  393,231
#   Children's Place, Inc. (The).......................  3,321  199,094
*   Christopher & Banks Corp...........................    100      521
    Churchill Downs, Inc...............................  3,200  303,968
*   Citi Trends, Inc...................................  3,458   79,154
*   Coast Distribution System, Inc. (The)..............    800    2,768
#*  Conn's, Inc........................................    100    1,574
    Cooper Tire & Rubber Co............................  9,820  341,638
*   Cooper-Standard Holding, Inc.......................    224   11,704
    Core-Mark Holding Co., Inc.........................  4,882  325,532
*   Crocs, Inc......................................... 10,648  112,869
#   CSS Industries, Inc................................  2,542   69,142

                                     1560

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Consumer Discretionary -- (Continued)
    Culp, Inc..........................................    907 $ 18,222
#*  Cumulus Media, Inc. Class A........................ 27,627   96,142
    Dana Holding Corp..................................  3,822   79,765
#   Darden Restaurants, Inc............................  7,110  436,412
*   Del Frisco's Restaurant Group, Inc.................  1,064   21,099
#*  Delta Apparel, Inc.................................  1,640   15,170
#*  Destination XL Group, Inc..........................  2,537   12,888
    DeVry Education Group, Inc......................... 13,694  580,763
    Dillard's, Inc. Class A............................  7,314  830,870
    DineEquity, Inc....................................    641   68,427
#*  Dixie Group, Inc. (The)............................  3,300   26,664
    Dover Motorsports, Inc.............................  3,360    8,870
*   Eldorado Resorts, Inc..............................  1,650    6,542
#   Emerson Radio Corp.................................  2,934    3,051
#*  Entercom Communications Corp. Class A..............  3,172   36,700
#   Escalade, Inc......................................    794   12,101
#   Ethan Allen Interiors, Inc.........................  4,344  118,244
#*  EW Scripps Co. (The) Class A.......................  9,017  177,905
#*  Federal-Mogul Holdings Corp........................ 11,873  160,642
    Finish Line, Inc. (The) Class A....................  7,382  174,215
    Flexsteel Industries, Inc..........................    745   22,201
#   Fred's, Inc. Class A...............................  8,542  141,797
    Frisch's Restaurants, Inc..........................    439   12,160
#*  FTD Cos., Inc......................................  2,557   87,577
#*  Fuel Systems Solutions, Inc........................  5,203   55,880
*   G-III Apparel Group, Ltd...........................  1,085  105,462
*   Gaiam, Inc. Class A................................  1,255    9,187
#   GameStop Corp. Class A............................. 17,471  615,853
*   Gaming Partners International Corp.................    300    2,487
    Gannett Co., Inc................................... 13,326  413,239
*   Genesco, Inc.......................................  3,634  259,649
    Graham Holdings Co. Class B........................    910  851,141
*   Gray Television, Inc............................... 16,055  151,880
*   Gray Television, Inc. Class A......................    700    5,250
#   Group 1 Automotive, Inc............................  4,731  380,325
#   Guess?, Inc........................................  1,598   30,010
    Harte-Hanks, Inc...................................  8,095   58,851
    Haverty Furniture Cos., Inc........................  5,157  125,986
*   Helen of Troy, Ltd.................................  7,000  526,540
o*  Here Media, Inc....................................    340       --
o*  Here Media, Inc. Special Shares....................    340       --
#*  hhgregg, Inc.......................................  1,188    6,522
    Hooker Furniture Corp..............................  2,723   49,123
#*  Iconix Brand Group, Inc............................ 10,945  363,812
    International Speedway Corp. Class A...............  5,584  162,439
    Interval Leisure Group, Inc........................  1,023   23,611
*   Isle of Capri Casinos, Inc.........................    260    2,662
#*  JAKKS Pacific, Inc.................................    539    3,245
    John Wiley & Sons, Inc. Class A....................  2,794  173,116
    Johnson Outdoors, Inc. Class A.....................  2,148   64,440
*   Journal Communications, Inc. Class A............... 10,623  106,761
*   K12, Inc...........................................  2,441   34,711
*   Kirkland's, Inc....................................    945   21,990

                                     1561

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Discretionary -- (Continued)
    La-Z-Boy, Inc......................................  7,338 $  195,851
*   Lakeland Industries, Inc...........................  1,020      8,670
o*  Lazare Kaplan International, Inc...................  1,563      2,446
#*  LeapFrog Enterprises, Inc..........................  1,741      4,144
    Lear Corp.......................................... 10,932  1,097,026
    Lennar Corp. Class B...............................    976     35,243
*   Liberty TripAdvisor Holdings, Inc. Class A.........  5,478    131,143
*   Liberty Ventures Series A..........................  1,820     67,977
#*  Life Time Fitness, Inc.............................  6,223    340,211
    Lifetime Brands, Inc...............................  3,674     57,976
#   Lithia Motors, Inc. Class A........................    341     28,883
*   Live Nation Entertainment, Inc..................... 18,518    440,173
*   Luby's, Inc........................................  7,944     38,767
#*  M/I Homes, Inc.....................................  3,643     75,192
    Marcus Corp. (The).................................  4,702     88,680
#*  MarineMax, Inc.....................................  7,157    182,575
#   Marriott Vacations Worldwide Corp..................  6,176    472,464
*   McClatchy Co. (The) Class A........................  4,850     12,174
#   MDC Holdings, Inc..................................  6,192    154,800
*   Media General, Inc.................................  5,800     82,940
#   Men's Wearhouse, Inc. (The)........................ 12,021    558,616
#   Meredith Corp......................................  6,754    351,613
#*  Meritage Homes Corp................................  5,260    191,517
*   Modine Manufacturing Co............................ 13,495    164,504
*   Monarch Casino & Resort, Inc.......................  2,145     37,109
*   Motorcar Parts of America, Inc.....................    730     19,068
    Movado Group, Inc..................................  4,151     99,749
*   Murphy USA, Inc....................................    290     20,245
    NACCO Industries, Inc. Class A.....................  1,777     97,824
#   New York Times Co. (The) Class A................... 18,483    232,701
*   Norwegian Cruise Line Holdings, Ltd................  9,938    434,887
*   Office Depot, Inc..................................  1,231      9,356
#*  Penn National Gaming, Inc..........................  3,611     54,057
    Penske Automotive Group, Inc....................... 10,968    530,303
#*  Pep Boys-Manny, Moe & Jack (The)................... 12,580    106,049
*   Perry Ellis International, Inc.....................  3,987     95,329
#*  Pinnacle Entertainment, Inc........................  2,795     59,114
    PulteGroup, Inc....................................  9,818    202,153
#*  Quiksilver, Inc....................................  9,875     18,466
*   Radio One, Inc. Class D............................  3,383      6,360
#*  RCI Hospitality Holdings, Inc......................  2,700     26,325
#*  Reading International, Inc. Class A................  1,086     13,130
*   Red Lion Hotels Corp...............................  4,230     27,157
*   Regis Corp......................................... 13,290    209,317
    Remy International, Inc............................  1,044     22,206
#   Rent-A-Center, Inc................................. 10,115    346,742
    Rocky Brands, Inc..................................  1,900     26,049
#*  Ruby Tuesday, Inc.................................. 15,122     91,034
#   Ryland Group, Inc. (The)...........................  7,113    285,587
#   Saga Communications, Inc. Class A..................  2,276     92,565
    Salem Communications Corp. Class A.................  4,900     34,153
#   Scholastic Corp....................................  6,226    228,992
    Service Corp. International........................ 32,058    725,473

                                     1562

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Consumer Discretionary -- (Continued)
#*  Shiloh Industries, Inc.............................  5,891 $    72,047
    Shoe Carnival, Inc.................................  5,209     120,953
#*  Shutterfly, Inc....................................  2,893     126,916
*   Sizmek, Inc........................................  7,844      46,750
#*  Skechers U.S.A., Inc. Class A......................  3,934     237,417
*   Skullcandy, Inc....................................  6,409      64,218
*   Skyline Corp.......................................  1,691       6,341
    Sonic Automotive, Inc. Class A.....................  5,946     146,450
*   Spanish Broadcasting System, Inc. Class A..........     78         207
    Spartan Motors, Inc................................  7,754      40,398
    Speedway Motorsports, Inc.......................... 10,592     236,096
    Stage Stores, Inc..................................  6,632     132,640
    Standard Motor Products, Inc.......................  5,844     213,072
#*  Standard Pacific Corp.............................. 40,917     287,237
*   Stanley Furniture Co., Inc.........................  3,305       9,783
    Stein Mart, Inc....................................  5,161      71,015
*   Steiner Leisure, Ltd...............................    878      38,298
*   Stoneridge, Inc....................................  7,811      98,575
#   Superior Industries International, Inc.............  5,967     108,898
    Superior Uniform Group, Inc........................  2,295      87,095
    Sypris Solutions, Inc..............................  6,800      16,286
*   Systemax, Inc......................................  2,377      31,067
    Tandy Leather Factory, Inc.........................  2,694      23,007
    Time, Inc.......................................... 14,747     369,265
#*  Toll Brothers, Inc................................. 27,229     942,668
    Trans World Entertainment Corp.....................  8,600      29,842
*   TRI Pointe Homes, Inc.............................. 13,910     199,330
#*  Tuesday Morning Corp...............................    489       8,655
*   Unifi, Inc.........................................  4,872     157,025
*   Universal Electronics, Inc.........................  1,430      91,148
    Vail Resorts, Inc..................................    909      79,774
#*  Vitamin Shoppe, Inc................................  4,761     201,247
#*  VOXX International Corp............................  4,853      38,824
#   Wendy's Co. (The).................................. 87,792     925,328
#*  West Marine, Inc...................................  6,279      75,348
#   Weyco Group, Inc...................................    493      13,321
#*  William Lyon Homes Class A.........................  2,247      42,873
#   Wolverine World Wide, Inc..........................  9,205     259,121
*   Zagg, Inc..........................................  4,307      25,971
*   Zumiez, Inc........................................  2,710     101,056
                                                               -----------
Total Consumer Discretionary...........................         27,341,131
                                                               -----------
Consumer Staples -- (2.8%)
#   Alico, Inc.........................................  1,067      50,725
*   Alliance One International, Inc.................... 17,363      18,231
    Andersons, Inc. (The)..............................  6,189     278,381
#*  Boulder Brands, Inc................................  6,693      67,131
#   Cal-Maine Foods, Inc...............................  4,271     149,699
    Casey's General Stores, Inc........................  4,053     370,039
#*  CCA Industries, Inc................................    400       1,400
*   Central Garden and Pet Co..........................  2,954      24,961
#*  Central Garden and Pet Co. Class A.................  9,618      87,524
#   Coca-Cola Bottling Co. Consolidated................    896      87,396

                                     1563

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Staples -- (Continued)
#*  Craft Brew Alliance, Inc...........................  3,112 $   37,033
#*  Darling Ingredients, Inc........................... 20,613    350,009
#   Dean Foods Co...................................... 11,940    216,353
    Energizer Holdings, Inc............................    428     54,788
#*  Farmer Bros. Co....................................  2,400     71,784
    Fresh Del Monte Produce, Inc....................... 13,128    441,495
    Golden Enterprises, Inc............................    678      2,434
    Ingles Markets, Inc. Class A.......................  3,539    150,938
    Ingredion, Inc..................................... 10,252    826,721
    Inter Parfums, Inc.................................  1,631     41,020
    John B. Sanfilippo & Son, Inc......................  1,796     65,500
*   Landec Corp........................................  5,544     70,797
    Limoneira Co.......................................    546     11,357
*   Mannatech, Inc.....................................    682     12,753
#   MGP Ingredients, Inc...............................  3,567     56,573
*   Nutraceutical International Corp...................  2,600     50,804
    Oil-Dri Corp. of America...........................    882     27,007
*   Omega Protein Corp.................................  5,772     60,837
    Orchids Paper Products Co..........................    795     21,680
*   Pantry, Inc. (The).................................  7,260    267,894
    Pinnacle Foods, Inc................................  7,501    269,811
#*  Post Holdings, Inc.................................  7,545    356,501
#   Sanderson Farms, Inc...............................  3,563    284,897
*   Seaboard Corp......................................    196    749,698
#*  Seneca Foods Corp. Class A.........................  1,129     29,218
    Snyder's-Lance, Inc................................  6,129    178,293
    SpartanNash Co.....................................  8,866    228,388
#*  TreeHouse Foods, Inc...............................    279     25,305
#   Universal Corp.....................................  3,612    145,058
    Village Super Market, Inc. Class A.................  1,226     35,517
    Weis Markets, Inc..................................  5,617    257,427
                                                               ----------
Total Consumer Staples.................................         6,533,377
                                                               ----------
Energy -- (6.0%)
    Adams Resources & Energy, Inc......................    489     28,382
#   Alon USA Energy, Inc...............................  9,113    110,085
#*  Alpha Natural Resources, Inc....................... 24,338     25,312
#   Arch Coal, Inc.....................................  4,886      4,531
    Atwood Oceanics, Inc...............................  7,919    226,325
*   Barnwell Industries, Inc...........................    480      1,380
*   Basic Energy Services, Inc.........................  9,941     58,453
#*  Bill Barrett Corp..................................  4,418     45,064
*   Bonanza Creek Energy, Inc..........................  6,312    164,617
    Bristow Group, Inc.................................  5,612    312,645
#*  C&J Energy Services, Inc...........................  7,081     72,934
*   Callon Petroleum Co................................ 13,558     73,891
*   Carrizo Oil & Gas, Inc.............................    649     29,270
#*  Clayton Williams Energy, Inc.......................    948     52,993
#*  Cloud Peak Energy, Inc.............................  8,161     55,413
#   Comstock Resources, Inc............................ 11,486     46,403
*   Contango Oil & Gas Co..............................  1,493     44,895
#   CVR Energy, Inc....................................  3,389    129,866
    Dawson Geophysical Co..............................  2,215     23,900

                                     1564

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Energy -- (Continued)
    Delek US Holdings, Inc............................. 14,271 $440,260
#   Denbury Resources, Inc............................. 44,928  310,003
    DHT Holdings, Inc..................................  2,476   18,199
#   Diamond Offshore Drilling, Inc..................... 11,982  377,792
#   Energy XXI, Ltd.................................... 15,271   44,897
*   ENGlobal Corp......................................  2,200    3,960
    EnLink Midstream LLC...............................  2,913   92,167
*   Era Group, Inc.....................................  4,052   91,251
*   Escalera Resources Co..............................  1,300      573
    Exterran Holdings, Inc............................. 15,632  423,784
*   Forum Energy Technologies, Inc.....................  5,336   82,441
#   GasLog, Ltd........................................ 10,190  178,223
*   Gastar Exploration, Inc............................  7,600   17,784
    Green Plains, Inc..................................  8,643  202,333
#   Gulf Island Fabrication, Inc.......................  2,703   44,789
#   Gulfmark Offshore, Inc. Class A....................  5,554  109,580
#*  Halcon Resources Corp.............................. 10,535   14,749
#*  Harvest Natural Resources, Inc.....................  7,276    4,564
*   Helix Energy Solutions Group, Inc.................. 15,510  291,123
#*  Hercules Offshore, Inc............................. 20,035   14,425
    HollyFrontier Corp................................. 14,952  537,076
#*  Hornbeck Offshore Services, Inc....................  6,159  136,730
#*  ION Geophysical Corp...............................  7,523   16,927
*   Key Energy Services, Inc........................... 34,852   58,551
#*  Matador Resources Co...............................  4,156   89,603
*   Matrix Service Co..................................  3,683   70,714
#*  McDermott International, Inc.......................  1,307    2,941
*   Mexco Energy Corp..................................    100      463
#*  Miller Energy Resources, Inc.......................  2,236    2,616
*   Mitcham Industries, Inc............................  1,387    7,781
    Nabors Industries, Ltd............................. 43,157  496,737
*   Natural Gas Services Group, Inc....................  2,866   57,865
*   Newfield Exploration Co............................ 21,183  630,830
#*  Newpark Resources, Inc............................. 19,591  169,266
#   Noble Corp. P.L.C.................................. 21,971  356,370
#   Nordic American Tankers, Ltd.......................    841    8,511
#*  Northern Oil and Gas, Inc..........................  7,771   48,802
#*  Oasis Petroleum, Inc...............................  8,821  118,554
*   Oil States International, Inc......................  7,244  297,511
*   Overseas Shipholding Group, Inc....................  2,316   11,812
#*  Pacific Drilling SA................................ 11,342   37,769
    Panhandle Oil and Gas, Inc. Class A................    700   14,658
*   Parker Drilling Co................................. 30,804   83,479
    Patterson-UTI Energy, Inc.......................... 21,500  368,940
    PBF Energy, Inc. Class A........................... 10,225  287,322
*   PDC Energy, Inc....................................  6,007  275,962
#   Peabody Energy Corp................................ 26,410  164,534
#*  Penn Virginia Corp................................. 21,837  106,565
*   PHI, Inc. Non-Voting...............................  3,000  102,630
*   Pioneer Energy Services Corp....................... 14,053   58,179
    QEP Resources, Inc................................. 22,099  446,842
*   Renewable Energy Group, Inc........................ 11,223   98,089
#*  REX American Resources Corp........................  2,075  115,183

                                     1565

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Energy -- (Continued)
#*  Rex Energy Corp....................................  8,678 $    30,720
#*  Rosetta Resources, Inc.............................  6,741     115,069
    Rowan Cos. P.L.C. Class A.......................... 18,242     385,271
#*  SandRidge Energy, Inc.............................. 46,542      65,624
#   Scorpio Tankers, Inc............................... 25,354     199,536
#*  SEACOR Holdings, Inc...............................  4,516     324,926
#*  Seventy Seven Energy, Inc..........................  2,848      11,250
#   Ship Finance International, Ltd.................... 11,096     154,123
    SM Energy Co.......................................  7,688     290,760
*   Steel Excel, Inc...................................  3,594      86,040
#*  Stone Energy Corp.................................. 11,822     166,454
    Superior Energy Services, Inc...................... 22,204     444,080
#*  Swift Energy Co....................................  8,400      17,892
#   Tesco Corp.........................................  8,109      83,036
    Tesoro Corp........................................  6,413     524,134
*   TETRA Technologies, Inc............................ 16,858      83,279
#   Tidewater, Inc.....................................  7,300     213,598
#*  Triangle Petroleum Corp............................ 11,055      58,039
*   Unit Corp..........................................  8,595     255,959
*   Vaalco Energy, Inc.................................  7,136      39,533
#   W&T Offshore, Inc..................................  7,571      38,309
#*  Warren Resources, Inc..............................  1,040       1,092
#   Western Refining, Inc.............................. 15,460     574,030
*   Whiting Petroleum Corp.............................  4,065     122,031
*   Willbros Group, Inc................................ 13,791      76,954
    World Fuel Services Corp...........................    135       6,611
#*  WPX Energy, Inc.................................... 24,200     257,972
                                                               -----------
Total Energy...........................................         14,175,390
                                                               -----------
Financials -- (21.4%)
#   1st Source Corp....................................  6,821     202,788
    Access National Corp...............................  1,470      26,254
    Alexander & Baldwin, Inc...........................  7,725     295,558
*   Alleghany Corp.....................................  2,296   1,015,039
    Allied World Assurance Co. Holdings AG............. 15,226     588,789
*   Ambac Financial Group, Inc.........................  5,504     134,573
    American Equity Investment Life Holding Co......... 11,667     297,625
    American Financial Group, Inc...................... 14,166     822,195
#   American National Bankshares, Inc..................    702      15,107
    American National Insurance Co.....................  2,977     309,727
*   American River Bankshares..........................    100         988
    Ameris Bancorp.....................................  3,919      94,565
    AMERISAFE, Inc.....................................  3,543     144,200
    AmeriServ Financial, Inc...........................  6,300      18,837
*   Arch Capital Group, Ltd............................  7,615     441,442
    Argo Group International Holdings, Ltd.............  5,290     282,962
    Arrow Financial Corp...............................    728      18,615
    Aspen Insurance Holdings, Ltd...................... 10,031     434,543
#   Associated Banc-Corp............................... 24,661     414,551
    Assurant, Inc...................................... 11,316     718,679
    Assured Guaranty, Ltd.............................. 25,676     627,008
*   Asta Funding, Inc..................................  1,714      14,552
    Astoria Financial Corp............................. 21,383     261,514

                                     1566

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
#*  Atlanticus Holdings Corp...........................  2,898 $  7,419
    Auburn National Bancorporation, Inc................     44    1,034
#*  AV Homes, Inc......................................  1,654   24,793
    Axis Capital Holdings, Ltd......................... 16,105  819,744
    Baldwin & Lyons, Inc. Class B......................  2,584   59,690
    Banc of California, Inc............................  1,000   10,250
    Bancfirst Corp.....................................  1,848  106,556
#*  Bancorp, Inc. (The)................................  2,367   20,167
#   BancorpSouth, Inc.................................. 14,981  297,373
    Bank Mutual Corp...................................  7,255   46,214
    Bank of Commerce Holdings..........................  1,233    7,028
    Bank of Kentucky Financial Corp (The)..............    168    7,466
    BankFinancial Corp.................................  5,035   56,946
    Banner Corp........................................  3,889  157,038
    Bar Harbor Bankshares..............................    480   14,736
    BBCN Bancorp, Inc.................................. 12,162  157,498
#*  BBX Capital Corp. Class A..........................  2,035   28,775
    BCB Bancorp, Inc...................................    994   11,540
#*  Bear State Financial, Inc..........................    622    6,730
    Berkshire Hills Bancorp, Inc.......................  5,704  142,030
#   BOK Financial Corp.................................  2,314  125,211
#   Boston Private Financial Holdings, Inc............. 13,091  144,001
#   Bridge Bancorp, Inc................................    305    7,527
    Brookline Bancorp, Inc............................. 17,620  169,152
    Bryn Mawr Bank Corp................................  1,374   40,052
    C&F Financial Corp.................................    179    6,317
    Calamos Asset Management, Inc. Class A.............  3,248   40,762
    California First National Bancorp..................  1,000   13,800
#   Camden National Corp...............................    773   28,725
#   Cape Bancorp, Inc..................................    439    3,789
*   Capital Bank Financial Corp. Class A...............  2,373   57,949
#   Capital City Bank Group, Inc.......................  1,869   28,035
#   Capitol Federal Financial, Inc..................... 20,608  256,776
    Cardinal Financial Corp............................  7,421  132,168
#*  Cascade Bancorp....................................  1,840    8,501
#   Cash America International, Inc....................  3,807   79,186
    Cathay General Bancorp............................. 11,943  285,318
#   Centerstate Banks, Inc.............................  3,124   34,395
#   Central Pacific Financial Corp.....................  5,125  107,522
    Century Bancorp, Inc. Class A......................    134    5,197
    Chemical Financial Corp............................  5,945  168,600
    Citizens Community Bancorp, Inc....................  2,054   18,722
    Citizens Holding Co................................    171    3,184
#   City Holding Co....................................  1,230   52,066
    Clifton Bancorp, Inc...............................    449    5,954
    CNB Financial Corp.................................    439    7,463
    CNO Financial Group, Inc........................... 32,460  503,779
    CoBiz Financial, Inc...............................  4,891   53,312
    Columbia Banking System, Inc.......................  8,643  219,791
#   Community Bank System, Inc.........................  6,629  222,933
#   Community Trust Bancorp, Inc.......................  3,159   99,761
#   Consolidated-Tomoka Land Co........................    108    5,891
*   Consumer Portfolio Services, Inc...................    903    5,057

                                     1567

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Financials -- (Continued)
#*  Cowen Group, Inc. Class A.......................... 19,975 $   83,096
#*  Customers Bancorp, Inc.............................  1,407     27,648
#   CVB Financial Corp................................. 16,247    237,369
    Dime Community Bancshares, Inc.....................  5,364     79,173
    Donegal Group, Inc. Class A........................  6,209     99,282
    Donegal Group, Inc. Class B........................    592     13,808
*   E*TRADE Financial Corp............................. 44,331  1,021,830
    EMC Insurance Group, Inc...........................  4,544    146,589
    Employers Holdings, Inc............................  3,002     62,442
#*  Encore Capital Group, Inc..........................  3,787    140,952
    Endurance Specialty Holdings, Ltd..................  9,916    606,066
*   Enova International, Inc...........................  1,017     19,577
*   Enstar Group, Ltd..................................  1,332    179,780
#   Enterprise Bancorp, Inc............................    338      6,912
    Enterprise Financial Services Corp.................  2,589     49,476
    ESB Financial Corp.................................  1,813     30,295
    ESSA Bancorp, Inc..................................  1,308     15,892
#   EverBank Financial Corp............................ 12,564    219,242
    Everest Re Group, Ltd..............................  4,919    843,018
#*  Ezcorp, Inc. Class A...............................  2,769     28,548
*   Farmers Capital Bank Corp..........................  1,442     32,214
    FBL Financial Group, Inc. Class A..................  6,070    316,793
#   Federal Agricultural Mortgage Corp. Class C........  1,100     30,305
    Federated National Holding Co......................  1,200     34,932
    Fidelity Southern Corp.............................  2,085     31,880
    Financial Institutions, Inc........................  1,451     31,966
*   First Acceptance Corp..............................  5,500     12,815
#   First American Financial Corp...................... 16,771    570,549
#   First Bancorp, Inc.................................  1,060     17,575
*   First BanCorp.(318672706).......................... 16,393     89,998
    First Bancorp.(318910106)..........................  3,069     50,945
    First Busey Corp...................................  9,462     58,286
    First Business Financial Services, Inc.............    300     13,131
    First Citizens BancShares, Inc. Class A............    905    220,865
    First Commonwealth Financial Corp.................. 24,601    194,102
    First Community Bancshares, Inc....................  2,358     36,997
    First Connecticut Bancorp Inc/Farmington...........    718     10,591
    First Defiance Financial Corp......................  2,005     61,072
#   First Federal of Northern Michigan Bancorp, Inc....    200      1,166
    First Financial Bancorp............................  6,782    112,039
    First Financial Corp...............................  1,400     45,374
    First Financial Northwest, Inc.....................  3,232     38,752
    First Interstate Bancsystem, Inc...................  2,413     57,671
#*  First Marblehead Corp. (The).......................    786      4,567
    First Merchants Corp...............................  9,557    208,725
    First Midwest Bancorp, Inc.........................  9,967    153,492
*   First NBC Bank Holding Co..........................    700     21,672
    First Niagara Financial Group, Inc................. 54,676    443,969
    First South Bancorp, Inc...........................    720      5,724
#   FirstMerit Corp.................................... 23,192    380,001
*   Flagstar Bancorp, Inc..............................  4,983     70,808
    Flushing Financial Corp............................  4,584     82,970
#   FNB Corp........................................... 25,176    302,112

                                     1568

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
*   Forestar Group, Inc................................  4,995 $ 66,284
#   Fox Chase Bancorp, Inc.............................    289    4,693
#*  FRP Holdings, Inc..................................    536   19,403
    Fulton Financial Corp.............................. 27,400  305,510
#   Gain Capital Holdings, Inc.........................  2,191   17,857
    German American Bancorp, Inc.......................  2,620   73,360
    GFI Group, Inc..................................... 12,679   71,129
    Glacier Bancorp, Inc............................... 11,337  252,475
*   Global Indemnity P.L.C.............................  1,977   51,876
    Great Southern Bancorp, Inc........................  2,001   72,276
*   Green Dot Corp. Class A............................  3,479   53,055
*   Greenlight Capital Re, Ltd. Class A................  3,829  120,269
#   Guaranty Bancorp...................................  2,411   32,259
    Guaranty Federal Bancshares, Inc...................    100    1,475
*   Hallmark Financial Services, Inc...................  3,963   43,752
    Hampden Bancorp, Inc...............................  1,000   20,090
    Hancock Holding Co................................. 11,317  295,487
    Hanmi Financial Corp...............................  4,991   99,121
#   Hanover Insurance Group, Inc. (The)................ 10,024  691,656
    HCC Insurance Holdings, Inc........................ 13,629  726,971
    Heartland Financial USA, Inc.......................  1,414   39,055
    Heritage Commerce Corp.............................  4,200   35,112
    Heritage Financial Corp............................    716   11,112
    HF Financial Corp..................................    363    5,231
*   Hilltop Holdings, Inc..............................  9,882  179,358
    Hingham Institution for Savings....................     94    8,272
*   HMN Financial, Inc.................................    750    9,180
    Home Bancorp, Inc..................................    724   15,841
#   HomeStreet, Inc....................................    880   15,541
*   HomeTrust Bancshares, Inc..........................  1,100   16,995
    HopFed Bancorp, Inc................................    683    9,022
    Horace Mann Educators Corp.........................  5,808  176,970
    Horizon Bancorp....................................    401    8,974
    Hudson City Bancorp, Inc...........................  2,681   24,049
    Hudson Valley Holding Corp.........................    759   18,725
    Iberiabank Corp....................................  5,186  283,207
*   Imperial Holdings, Inc.............................    147      873
#   Independence Holding Co............................  6,112   77,684
    Independent Bank Corp.(453836108)..................  2,830  107,059
    Independent Bank Corp.(453838609)..................    340    4,182
#   Independent Bank Group, Inc........................    234    7,303
    Infinity Property & Casualty Corp..................  2,703  189,940
    Interactive Brokers Group, Inc. Class A............  6,166  188,865
    International Bancshares Corp...................... 12,488  281,105
    Intervest Bancshares Corp. Class A.................  1,700   16,745
#*  INTL. FCStone, Inc.................................  1,166   22,480
*   Investment Technology Group, Inc...................  4,557   94,558
    Investors Title Co.................................    125    8,968
#   Janus Capital Group, Inc...........................  2,939   51,550
    JMP Group, Inc.....................................  2,603   19,861
*   KCG Holdings, Inc. Class A......................... 11,658  142,577
#*  Kearny Financial Corp..............................    219    2,847
    Kemper Corp........................................ 10,135  353,813

                                     1569

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Financials -- (Continued)
    Kentucky First Federal Bancorp.....................    120 $      986
    Lakeland Bancorp, Inc..............................  6,717     72,476
    Lakeland Financial Corp............................  2,142     80,839
    Landmark Bancorp, Inc..............................    179      3,759
    LegacyTexas Financial Group, Inc...................  5,624    111,468
    Legg Mason, Inc.................................... 18,412  1,020,761
*   LendingTree, Inc...................................    400     16,472
    LNB Bancorp, Inc...................................  2,597     45,188
    Louisiana Bancorp, Inc.............................    696     14,867
#   Macatawa Bank Corp.................................  4,800     25,296
#   Maiden Holdings, Ltd............................... 13,388    167,350
    MainSource Financial Group, Inc....................  4,441     85,267
    Marlin Business Services Corp......................  2,600     41,730
    MB Financial, Inc.................................. 11,408    324,101
*   MBIA, Inc.......................................... 35,370    283,667
*   MBT Financial Corp.................................  4,052     20,787
#   Meadowbrook Insurance Group, Inc................... 11,385     94,496
    Mercantile Bank Corp...............................  1,220     23,180
    Merchants Bancshares, Inc..........................    591     15,821
    Mercury General Corp...............................  2,246    128,359
    Meta Financial Group, Inc..........................     85      2,845
*   Metro Bancorp, Inc.................................  2,783     70,855
#   MidSouth Bancorp, Inc..............................  2,318     32,313
    MidWestOne Financial Group, Inc....................     88      2,466
#   Montpelier Re Holdings, Ltd........................  1,414     49,674
    MutualFirst Financial, Inc.........................    414      9,062
    NASDAQ OMX Group, Inc. (The)....................... 24,288  1,107,533
    National Bank Holdings Corp. Class A...............  3,726     68,745
    National Interstate Corp...........................  3,389     87,335
    National Penn Bancshares, Inc...................... 22,640    219,608
    National Western Life Insurance Co. Class A........    486    115,858
    Navient Corp....................................... 11,257    222,213
*   Navigators Group, Inc. (The).......................  3,481    258,360
#   NBT Bancorp, Inc...................................  5,542    127,521
    Nelnet, Inc. Class A...............................  5,000    218,700
    New Hampshire Thrift Bancshares, Inc...............    200      3,034
#   New York Community Bancorp, Inc.................... 63,716    984,412
*   NewBridge Bancorp..................................  3,600     28,224
#*  NewStar Financial, Inc.............................  5,045     53,326
*   Nicholas Financial, Inc............................    247      3,515
    Northeast Bancorp..................................  1,166     10,482
    Northeast Community Bancorp, Inc...................  4,700     32,618
    Northfield Bancorp, Inc............................  9,002    129,629
    Northrim BanCorp, Inc..............................    474      9,826
    Northwest Bancshares, Inc.......................... 16,292    192,246
#   Norwood Financial Corp.............................     44      1,317
    OceanFirst Financial Corp..........................  2,040     33,048
    OFG Bancorp........................................  7,665    123,406
#   Ohio Valley Banc Corp..............................    197      4,728
    Old National Bancorp............................... 15,275    204,838
    Old Republic International Corp.................... 40,512    568,788
*   Old Second Bancorp, Inc............................  1,100      5,984
    OneBeacon Insurance Group, Ltd. Class A............  4,000     63,240

                                     1570

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
#   Oppenheimer Holdings, Inc. Class A.................  1,595 $ 31,501
    Oritani Financial Corp.............................  3,695   52,136
    Pacific Continental Corp...........................  1,612   20,376
*   Pacific Mercantile Bancorp.........................  2,264   15,508
#*  Pacific Premier Bancorp, Inc.......................  1,600   23,776
    PacWest Bancorp.................................... 16,056  686,474
#   Park National Corp.................................    370   29,752
    Park Sterling Corp.................................  6,031   40,408
    PartnerRe, Ltd.....................................  8,101  926,754
*   Patriot National Bancorp, Inc......................    600    1,032
    Peapack Gladstone Financial Corp...................  1,644   29,313
#   Penns Woods Bancorp, Inc...........................    225    9,992
#   People's United Financial, Inc..................... 49,090  690,696
#   Peoples Bancorp, Inc...............................  2,428   55,480
#*  PHH Corp...........................................  8,874  221,318
*   PICO Holdings, Inc.................................  3,461   55,341
    Pinnacle Financial Partners, Inc...................  5,665  203,600
*   Piper Jaffray Cos..................................  2,190  111,799
    Platinum Underwriters Holdings, Ltd................  5,728  422,898
    Preferred Bank.....................................  1,052   27,468
    Premier Financial Bancorp, Inc.....................    658    9,758
    Primerica, Inc.....................................    272   13,502
    PrivateBancorp, Inc................................ 12,158  368,874
    ProAssurance Corp..................................  8,538  378,831
#   Prosperity Bancshares, Inc.........................  8,843  404,921
    Protective Life Corp............................... 11,192  782,880
    Provident Financial Holdings, Inc..................  2,100   32,592
    Provident Financial Services, Inc..................  9,873  171,395
    Prudential Bancorp, Inc............................     88    1,071
    Pulaski Financial Corp.............................  1,241   14,768
    QC Holdings, Inc...................................    800    1,356
    QCR Holdings, Inc..................................    225    3,960
*   Regional Management Corp...........................     16      232
    Reinsurance Group of America, Inc.................. 10,901  902,712
#   RenaissanceRe Holdings, Ltd........................  6,033  576,936
    Renasant Corp......................................  5,526  144,560
    Republic Bancorp, Inc. Class A.....................  2,281   51,984
#*  Republic First Bancorp, Inc........................    425    1,458
#   Resource America, Inc. Class A.....................  6,061   53,276
*   Riverview Bancorp, Inc.............................  4,200   18,480
#   S&T Bancorp, Inc...................................  4,563  125,437
    Safety Insurance Group, Inc........................  3,321  205,736
#   Sandy Spring Bancorp, Inc..........................  4,334  107,180
*   Seacoast Banking Corp. of Florida..................  1,982   25,092
    Selective Insurance Group, Inc.....................  8,513  219,806
#*  Shore Bancshares, Inc..............................    479    4,431
    SI Financial Group, Inc............................  1,191   13,113
    Sierra Bancorp.....................................    974   15,428
    Simmons First National Corp. Class A...............  2,283   85,430
    Simplicity Bancorp, Inc............................    735   12,929
    South State Corp...................................  3,032  181,041
*   Southern First Bancshares, Inc.....................    266    4,655
    Southern Missouri Bancorp, Inc.....................    160    5,920

                                     1571

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
    Southside Bancshares, Inc..........................  1,392 $ 38,002
#   Southwest Bancorp, Inc.............................  5,301   80,893
    Southwest Georgia Financial Corp...................     98    1,359
    StanCorp Financial Group, Inc......................  7,052  437,506
    State Auto Financial Corp.......................... 10,929  240,438
    State Bank Financial Corp..........................    288    5,259
    Sterling Bancorp................................... 11,167  147,181
    Stewart Information Services Corp..................  4,977  178,177
    Stock Yards Bancorp, Inc...........................    700   21,560
*   Stratus Properties, Inc............................    650    8,762
    Suffolk Bancorp....................................  2,821   64,883
#*  Sun Bancorp, Inc...................................  1,027   18,794
    Susquehanna Bancshares, Inc........................ 43,190  544,626
    Symetra Financial Corp............................. 19,291  391,800
    Synovus Financial Corp............................. 21,219  546,814
    TCF Financial Corp................................. 25,777  378,922
#   Territorial Bancorp, Inc...........................    408    8,870
*   Texas Capital Bancshares, Inc......................  3,734  152,534
    Timberland Bancorp, Inc............................    400    4,200
#   Tompkins Financial Corp............................  1,692   86,749
#   Towne Bank.........................................  3,235   46,940
    Trico Bancshares...................................  2,181   50,926
#   TrustCo Bank Corp.................................. 14,223   91,454
#   Trustmark Corp.....................................  9,617  205,419
#   UMB Financial Corp.................................  6,983  338,815
*   Unico American Corp................................  1,400   16,597
#   Union Bankshares Corp..............................  8,400  168,000
#   United Bankshares, Inc............................. 10,159  343,476
    United Community Banks, Inc........................  6,151  107,704
    United Community Financial Corp....................  1,067    5,762
    United Financial Bancorp, Inc......................  5,155   64,128
    United Fire Group, Inc.............................  5,738  160,320
    Unity Bancorp, Inc.................................    594    5,441
    Universal Insurance Holdings, Inc..................  1,502   34,891
    Univest Corp. of Pennsylvania......................  2,456   45,485
    Validus Holdings, Ltd.............................. 14,306  567,233
    Valley National Bancorp............................  4,895   44,447
*   Walker & Dunlop, Inc...............................  2,479   44,002
#   Washington Federal, Inc............................ 20,607  409,255
#   Washington Trust Bancorp, Inc......................  2,119   77,598
#   Waterstone Financial, Inc..........................  1,967   24,942
    Webster Financial Corp............................. 13,809  421,589
    WesBanco, Inc......................................  6,027  181,895
#   West Bancorporation, Inc...........................  5,550   90,798
    Westfield Financial, Inc...........................  4,449   32,033
    White Mountains Insurance Group, Ltd...............    649  418,332
    Wilshire Bancorp, Inc.............................. 11,054  100,591
    Wintrust Financial Corp............................  7,728  335,936
    WR Berkley Corp.................................... 14,110  691,249
*   Wright Investors' Service Holdings, Inc............  1,000    1,490
    WSFS Financial Corp................................  1,373  101,410

                                     1572

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Financials -- (Continued)
    Zions Bancorporation............................... 32,289 $   773,644
                                                               -----------
Total Financials.......................................         50,782,255
                                                               -----------
Health Care -- (4.8%)
*   Addus HomeCare Corp................................    775      17,189
#*  Affymetrix, Inc.................................... 14,846     163,900
#*  Albany Molecular Research, Inc.....................  7,139     116,580
*   Alere, Inc......................................... 19,422     790,281
#*  Allied Healthcare Products, Inc....................  1,700       2,652
*   Almost Family, Inc.................................  2,016      61,206
#*  Alphatec Holdings, Inc.............................  4,114       5,266
*   Amedisys, Inc......................................  8,097     228,173
*   American Shared Hospital Services..................    400       1,004
*   Amsurg Corp........................................  7,445     410,815
#   Analogic Corp......................................  1,500     122,295
*   AngioDynamics, Inc.................................  7,576     145,800
#*  Anika Therapeutics, Inc............................  1,025      40,159
*   Arrhythmia Research Technology, Inc................    291       2,238
*   Bio-Rad Laboratories, Inc. Class A.................    181      20,719
#*  BioScrip, Inc...................................... 10,593      60,910
*   Cambrex Corp.......................................    895      20,075
#*  Capital Senior Living Corp.........................  1,323      31,580
#*  Community Health Systems, Inc...................... 18,196     856,486
    CONMED Corp........................................  5,684     270,786
*   Cross Country Healthcare, Inc......................  8,248      84,377
    CryoLife, Inc......................................  5,333      60,050
#*  Cumberland Pharmaceuticals, Inc....................  3,402      19,766
#*  Cutera, Inc........................................  1,703      22,650
*   Cynosure, Inc. Class A.............................  3,069      92,745
    Digirad Corp.......................................  3,300      13,695
*   Emergent Biosolutions, Inc.........................  6,746     189,090
    Ensign Group, Inc. (The)...........................  1,032      42,828
*   Enzo Biochem, Inc..................................  1,288       4,057
*   Exactech, Inc......................................  1,341      27,879
*   Five Star Quality Care, Inc........................ 10,700      37,236
*   Genesis Healthcare, Inc............................    298       2,473
*   Gentiva Health Services, Inc.......................  1,754      34,063
*   Greatbatch, Inc....................................  5,085     246,928
*   Haemonetics Corp...................................  6,948     275,141
*   Halyard Health, Inc................................    164       7,309
#*  Hanger, Inc........................................  2,204      47,562
#*  Harvard Apparatus Regenerative Technology, Inc.....    372       1,209
*   Harvard Bioscience, Inc............................  4,641      24,180
*   Healthways, Inc....................................  5,311     109,513
    Hill-Rom Holdings, Inc.............................    524      25,026
*   Hologic, Inc.......................................  2,006      60,912
*   ICU Medical, Inc...................................  2,357     196,998
#*  Impax Laboratories, Inc............................  7,260     266,224
#*  InfuSystems Holdings, Inc..........................  2,347       6,478
#*  Integra LifeSciences Holdings Corp.................  3,778     210,510
    Invacare Corp......................................  7,689     112,644
#*  IPC Healthcare, Inc................................  1,874      75,635
    Kewaunee Scientific Corp...........................    170       3,050

                                     1573

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES   VALUE+
                                                         ------ -----------
Health Care -- (Continued)
     Kindred Healthcare, Inc............................ 12,870 $   237,580
     LeMaitre Vascular, Inc.............................  3,115      24,640
*    LHC Group, Inc.....................................  2,425      72,071
*    LifePoint Hospitals, Inc........................... 10,900     711,116
*    Luminex Corp.......................................  1,784      31,488
*    Magellan Health, Inc...............................  5,479     329,397
*    Mallinckrodt P.L.C.................................    602      63,806
*    MedAssets, Inc.....................................  9,267     171,532
o#*  MedCath Corp.......................................  5,455          --
*    Medicines Co. (The)................................  1,487      42,632
*    Merit Medical Systems, Inc.........................  5,476      83,947
#*   Misonix, Inc.......................................    900      12,033
#*   Molina Healthcare, Inc.............................  7,762     395,163
     National Healthcare Corp...........................  1,778     111,961
#*   Natus Medical, Inc.................................  7,744     291,174
#*   NuVasive, Inc......................................  2,951     136,690
     Omnicare, Inc...................................... 12,707     952,771
*    Omnicell, Inc......................................  2,163      68,848
*    Orthofix International NV..........................    248       7,564
#    Owens & Minor, Inc.................................  9,886     338,398
#*   PDI, Inc...........................................  3,900       6,084
*    PharMerica Corp....................................  7,127     163,992
*    Pozen, Inc.........................................  1,400       9,674
*    Prestige Brands Holdings, Inc...................... 11,035     378,059
#*   Repligen Corp......................................  1,454      35,318
#*   RTI Surgical, Inc..................................  9,448      42,138
*    Sciclone Pharmaceuticals, Inc......................  4,414      32,575
     Select Medical Holdings Corp....................... 20,298     274,429
     Span-America Medical Systems, Inc..................    363       6,244
     STERIS Corp........................................    476      31,045
*    SunLink Health Systems, Inc........................    887       1,229
*    Symmetry Surgical, Inc.............................  2,128      15,322
#*   Targacept, Inc.....................................  4,500      11,295
*    Tornier NV.........................................    882      21,318
*    Triple-S Management Corp. Class B..................  4,208     101,329
*    Universal American Corp............................ 19,798     178,776
*    VCA, Inc...........................................  3,869     201,575
*    WellCare Health Plans, Inc.........................  3,024     220,298
                                                                -----------
Total Health Care.......................................         11,481,853
                                                                -----------
Industrials -- (15.7%)
     AAR Corp...........................................  7,598     217,759
     ABM Industries, Inc................................ 11,548     333,391
*    ACCO Brands Corp................................... 17,248     136,604
*    Accuride Corp......................................  2,376      10,454
     Aceto Corp.........................................  7,911     153,473
     Acme United Corp...................................    100       1,900
     Actuant Corp. Class A.............................. 10,051     232,279
#    ADT Corp. (The).................................... 27,251     937,434
*    AECOM.............................................. 23,735     603,344
*    Aegion Corp........................................  7,841     120,124
#    AGCO Corp.......................................... 13,971     605,503
#    Air Lease Corp..................................... 12,693     443,493

                                     1574

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Industrials -- (Continued)
*   Air Transport Services Group, Inc.................. 13,995 $  116,578
    Aircastle, Ltd.....................................    170      3,410
    Alamo Group, Inc...................................  2,616    117,851
    Alaska Air Group, Inc.............................. 18,772  1,274,056
    Albany International Corp. Class A.................  4,034    137,680
#   Alliant Techsystems, Inc...........................  3,751    488,793
    Allied Motion Technologies, Inc....................    400      8,968
#   Altra Industrial Motion Corp.......................  3,339     85,311
*   AMERCO.............................................  5,363  1,534,408
*   Ameresco, Inc. Class A.............................  3,550     20,697
#   American Railcar Industries, Inc...................  3,877    194,625
#*  American Superconductor Corp.......................  1,994      1,396
*   AMREP Corp.........................................    600      2,280
    Apogee Enterprises, Inc............................    622     26,908
#   Applied Industrial Technologies, Inc...............  6,375    257,741
*   ARC Document Solutions, Inc........................  4,326     39,669
    ArcBest Corp.......................................  7,417    276,357
#*  Arotech Corp.......................................  3,700      8,436
#   Astec Industries, Inc..............................  4,879    173,497
*   Atlas Air Worldwide Holdings, Inc..................  5,799    262,115
*   Avalon Holdings Corp. Class A......................    262        794
*   Avis Budget Group, Inc............................. 21,045  1,206,089
    AZZ, Inc...........................................  3,557    150,070
#   Baltic Trading, Ltd................................ 10,469     16,960
    Barnes Group, Inc..................................  8,017    275,384
*   Beacon Roofing Supply, Inc.........................  4,262    100,967
    Brady Corp. Class A................................  6,070    158,852
#   Briggs & Stratton Corp.............................  8,608    158,473
    Brink's Co. (The)..................................  4,110     92,105
*   CAI International, Inc.............................  2,631     55,172
#*  CBIZ, Inc.......................................... 11,257     93,208
    CDI Corp...........................................  5,340     90,727
    Ceco Environmental Corp............................    722      9,906
    Celadon Group, Inc.................................  3,852     91,793
    CIRCOR International, Inc..........................  2,507    123,821
    Civeo Corp.........................................  6,350     18,606
#*  Clean Harbors, Inc.................................  7,232    342,218
    Columbus McKinnon Corp.............................  4,617    115,656
    Comfort Systems USA, Inc...........................  3,476     57,875
    Compx International, Inc...........................    200      2,158
    Con-way, Inc.......................................  9,067    371,475
#   Copa Holdings SA Class A...........................  1,953    209,967
    Courier Corp.......................................  1,913     44,898
    Covanta Holding Corp............................... 19,639    401,421
*   Covenant Transportation Group, Inc. Class A........  2,210     62,543
*   CPI Aerostructures, Inc............................    800      9,400
*   CRA International, Inc.............................  1,273     37,592
    Cubic Corp.........................................  2,768    144,739
    Curtiss-Wright Corp................................ 10,861    722,582
#*  DigitalGlobe, Inc..................................  7,316    196,727
    Douglas Dynamics, Inc..............................  3,360     67,838
*   Ducommun, Inc......................................  2,731     70,924
*   DXP Enterprises, Inc...............................    600     24,612

                                     1575

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
*   Dycom Industries, Inc..............................  5,686 $175,186
#   Dynamic Materials Corp.............................  1,500   21,240
    Eastern Co. (The)..................................    510    9,649
    Ecology and Environment, Inc. Class A..............    210    2,058
    EMCOR Group, Inc...................................  3,841  155,023
    Encore Wire Corp...................................  4,280  131,096
#   EnerSys............................................  5,345  312,041
#*  Engility Holdings, Inc.............................  3,674  146,593
    Ennis, Inc.........................................  5,808   77,479
*   EnPro Industries, Inc..............................  3,739  221,835
    ESCO Technologies, Inc.............................  3,802  136,948
    Exelis, Inc........................................ 27,425  469,242
    Federal Signal Corp................................ 14,257  217,704
*   Franklin Covey Co..................................  3,400   61,438
#   Franklin Electric Co., Inc.........................  4,327  148,027
    FreightCar America, Inc............................  2,245   52,398
#*  FTI Consulting, Inc................................  8,053  327,516
#*  Fuel Tech, Inc.....................................  1,990    6,428
*   Furmanite Corp.....................................  1,945   14,257
    G&K Services, Inc. Class A.........................  4,810  337,181
    GATX Corp.......................................... 10,799  617,163
#*  Gencor Industries, Inc.............................    600    5,490
#   General Cable Corp.................................  2,608   29,836
*   Gibraltar Industries, Inc..........................  6,948  105,193
#   Global Power Equipment Group, Inc..................    800    9,864
#*  Goldfield Corp. (The)..............................  2,600    5,902
*   GP Strategies Corp.................................  4,100  136,858
*   GrafTech International, Ltd........................ 29,852  108,363
*   Great Lakes Dredge & Dock Corp..................... 16,521  128,368
#   Greenbrier Cos., Inc. (The)........................  4,835  251,082
#   Griffon Corp....................................... 14,026  206,042
    H&E Equipment Services, Inc........................    100    1,754
    Hardinge, Inc......................................  3,769   43,004
*   Hawaiian Holdings, Inc............................. 14,927  290,181
    Heidrick & Struggles International, Inc............  3,465   76,784
*   Hill International, Inc............................  5,419   20,701
    Houston Wire & Cable Co............................  4,919   54,453
*   Hub Group, Inc. Class A............................  6,515  217,601
*   Hudson Global, Inc.................................  4,736   11,603
    Hurco Cos., Inc....................................  1,730   60,688
*   Huron Consulting Group, Inc........................  3,538  266,128
    Hyster-Yale Materials Handling, Inc................  1,193   74,741
*   ICF International, Inc.............................  4,616  172,454
*   InnerWorkings, Inc.................................  2,122   10,886
#*  Innovative Solutions & Support, Inc................    573    2,258
    Insteel Industries, Inc............................  3,260   66,569
#   International Shipholding Corp.....................  1,600   26,816
#   Intersections, Inc.................................  2,527    8,642
*   Jacobs Engineering Group, Inc......................  1,903   72,504
#*  JetBlue Airways Corp............................... 57,197  960,338
    Kadant, Inc........................................  2,295   91,203
#   Kaman Corp.........................................  3,627  137,899
#   KBR, Inc...........................................  1,200   19,836

                                     1576

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
    Kelly Services, Inc. Class A.......................  8,245 $139,340
*   Key Technology, Inc................................    987   12,634
#   Kimball International, Inc. Class B................  6,951   60,265
*   Kirby Corp.........................................  3,615  262,051
#   Knight Transportation, Inc.........................  7,507  213,874
#   Knightsbridge Shipping, Ltd........................  8,200   32,882
*   Korn/Ferry International........................... 11,096  316,236
#*  Kratos Defense & Security Solutions, Inc........... 12,683   61,639
*   Lawson Products, Inc...............................  1,607   39,532
#*  Layne Christensen Co...............................  5,272   42,650
    LB Foster Co. Class A..............................  1,738   82,399
#*  LMI Aerospace, Inc.................................  2,100   29,820
    LS Starrett Co. (The) Class A......................    489   10,548
    LSI Industries, Inc................................  5,575   40,921
*   Lydall, Inc........................................  3,900  107,445
    Marten Transport, Ltd..............................  9,879  202,026
*   MasTec, Inc........................................  4,508   83,488
    Matson, Inc........................................  6,673  231,887
    Matthews International Corp. Class A...............  4,904  227,202
    McGrath RentCorp...................................  4,406  133,854
*   Mfri, Inc..........................................  1,500    8,370
    Miller Industries, Inc.............................  2,674   54,015
*   Mistras Group, Inc.................................  1,362   27,376
    Mobile Mini, Inc................................... 11,000  399,300
*   MRC Global, Inc....................................  5,885   63,617
    Mueller Industries, Inc............................  9,088  285,272
#   Multi-Color Corp...................................  2,146  124,940
*   MYR Group, Inc.....................................  3,754   93,963
#   National Presto Industries, Inc....................    238   14,994
*   Navigant Consulting, Inc........................... 12,908  186,262
    NL Industries, Inc................................. 15,300  107,253
    NN, Inc............................................  3,495   80,560
*   Northwest Pipe Co..................................  2,413   57,743
*   On Assignment, Inc.................................  7,852  275,841
*   Orbital Sciences Corp.............................. 11,173  313,850
#*  Orion Energy Systems, Inc..........................  5,713   25,880
*   Orion Marine Group, Inc............................  3,785   34,557
    Oshkosh Corp.......................................  4,795  205,466
    Owens Corning...................................... 18,039  722,462
#*  PAM Transportation Services, Inc...................  3,545  205,255
*   Pendrell Corp......................................  4,995    6,494
#   Powell Industries, Inc.............................  1,718   67,019
*   PowerSecure International, Inc.....................  1,846   17,352
#   Preformed Line Products Co.........................    707   33,802
    Providence and Worcester Railroad Co...............    200    3,690
    Quad/Graphics, Inc.................................  5,192  104,048
    Quanex Building Products Corp...................... 10,319  194,307
*   Quanta Services, Inc............................... 27,094  717,449
    RBC Bearings, Inc..................................    187   10,853
    RCM Technologies, Inc..............................  4,177   24,728
    Regal-Beloit Corp..................................  6,168  424,667
*   Republic Airways Holdings, Inc..................... 11,023  151,676
    Resources Connection, Inc..........................  8,698  145,257

                                     1577

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
*   Roadrunner Transportation Systems, Inc.............  3,684 $ 74,859
*   RPX Corp...........................................  4,720   58,292
*   Rush Enterprises, Inc. Class A.....................  6,802  190,456
*   Rush Enterprises, Inc. Class B.....................  1,650   44,798
    Ryder System, Inc..................................  9,234  764,483
*   Saia, Inc..........................................  4,262  179,473
    SIFCO Industries, Inc..............................    659   19,104
    Simpson Manufacturing Co., Inc.....................  7,453  243,266
    SkyWest, Inc....................................... 11,060  138,803
*   SL Industries, Inc.................................    502   21,461
*   SP Plus Corp.......................................    703   15,691
*   Sparton Corp.......................................  2,441   57,315
    Standex International Corp.........................  2,444  171,300
*   Sterling Construction Co., Inc.....................  1,634    5,670
    Supreme Industries, Inc. Class A...................  1,383   10,663
#   TAL International Group, Inc.......................  8,064  327,802
*   Team, Inc..........................................  2,058   78,492
*   Tecumseh Products Co...............................  3,300   11,682
#   Terex Corp......................................... 11,903  267,579
    Tetra Tech, Inc....................................  9,564  220,259
*   Thermon Group Holdings, Inc........................  2,710   55,420
    Timken Co. (The)...................................  4,481  170,323
#   Titan International, Inc...........................  4,381   39,166
*   Titan Machinery, Inc...............................  2,923   41,302
#*  TRC Cos., Inc......................................  1,013    7,000
*   Trimas Corp........................................  5,491  148,202
#   Trinity Industries, Inc............................ 24,069  637,106
#   Triumph Group, Inc.................................  7,825  446,494
*   TrueBlue, Inc......................................  2,470   54,488
*   Tutor Perini Corp.................................. 11,031  239,483
    Twin Disc, Inc.....................................    322    5,184
*   Ultralife Corp.....................................    969    3,246
*   Ultrapetrol Bahamas, Ltd...........................    200      322
    UniFirst Corp......................................  3,100  360,003
#   United Stationers, Inc.............................  5,936  239,280
    Universal Forest Products, Inc.....................  3,748  187,625
*   USA Truck, Inc.....................................  3,004   83,511
#   Valmont Industries, Inc............................  2,999  360,240
*   Veritiv Corp.......................................    632   32,150
*   Versar, Inc........................................    700    2,135
    Viad Corp..........................................  5,190  140,026
*   Virco Manufacturing Corp...........................  4,400   10,560
*   Volt Information Sciences, Inc.....................    371    4,652
    VSE Corp...........................................    571   41,323
#*  Wabash National Corp...............................  4,108   51,227
    Waste Connections, Inc............................. 19,285  833,498
    Watts Water Technologies, Inc. Class A.............  5,650  331,259
#   Werner Enterprises, Inc............................ 11,161  318,423
#*  Wesco Aircraft Holdings, Inc.......................  5,041   65,735
#*  WESCO International, Inc...........................  3,964  264,637

                                     1578

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Industrials -- (Continued)
*   Willis Lease Finance Corp..........................  2,293 $    47,373
                                                               -----------
Total Industrials......................................         37,308,481
                                                               -----------
Information Technology -- (11.9%)
*   Actua Corp.........................................    203       3,268
#*  Acxiom Corp........................................  2,805      51,051
*   ADDvantage Technologies Group, Inc.................  1,399       3,246
#   ADTRAN, Inc........................................  8,233     182,032
*   Advanced Energy Industries, Inc....................  9,267     222,408
#*  Agilysys, Inc......................................  2,276      23,625
*   Alpha & Omega Semiconductor, Ltd...................  1,389      12,182
*   Amkor Technology, Inc.............................. 29,601     187,966
*   Amtech Systems, Inc................................  1,700      13,889
*   Anixter International, Inc.........................  3,577     269,563
*   AOL, Inc........................................... 12,162     526,007
*   ARRIS Group, Inc................................... 13,686     358,847
*   Arrow Electronics, Inc............................. 15,959     878,383
    Astro-Med, Inc.....................................  1,475      21,587
#*  Aviat Networks, Inc................................  8,260      10,573
    Avnet, Inc......................................... 22,032     916,972
    AVX Corp........................................... 21,064     272,358
    Aware, Inc.........................................  2,090      10,199
*   Axcelis Technologies, Inc.......................... 15,008      36,019
*   AXT, Inc...........................................  7,116      19,782
#*  Bankrate, Inc......................................  7,959      99,328
    Bel Fuse, Inc. Class B.............................  2,447      57,553
*   Benchmark Electronics, Inc......................... 11,930     289,064
    Black Box Corp.....................................  2,926      61,475
#*  Blucora, Inc.......................................  9,000     121,680
o*  Bogen Corp.........................................  1,000          --
*   BroadVision, Inc...................................  1,325       7,990
    Brocade Communications Systems, Inc................    910      10,119
    Brooks Automation, Inc............................. 21,013     271,278
*   Bsquare Corp.......................................    300       1,329
*   CACI International, Inc. Class A...................  4,064     343,774
*   Calix, Inc.........................................    555       5,328
*   Cascade Microtech, Inc.............................  3,735      50,273
*   Checkpoint Systems, Inc............................  8,316     107,775
#*  Ciber, Inc......................................... 17,728      57,261
#*  Cirrus Logic, Inc..................................  8,047     213,246
*   Coherent, Inc......................................  6,367     393,990
#   Cohu, Inc..........................................  5,574      63,153
o*  Commerce One, LLC..................................  4,310          --
    Communications Systems, Inc........................  2,300      23,575
    Comtech Telecommunications Corp....................  3,556     117,490
#   Convergys Corp..................................... 15,672     300,276
*   CoreLogic, Inc..................................... 12,428     412,610
#   CSG Systems International, Inc.....................  4,807     117,868
    CSP, Inc...........................................     66         467
    CTS Corp...........................................  7,318     117,088
#*  CyberOptics Corp...................................  1,991      21,722
    Daktronics, Inc....................................  3,536      43,776
*   Datalink Corp......................................  1,133      12,871

                                     1579

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Information Technology -- (Continued)
*   Dice Holdings, Inc.................................  8,405 $ 69,509
*   Digi International, Inc............................  5,952   56,842
#*  Digital River, Inc................................. 10,060  256,832
*   Diodes, Inc........................................  7,380  195,053
*   DSP Group, Inc.....................................  4,313   47,400
    DST Systems, Inc...................................  3,193  308,763
#   EarthLink Holdings Corp............................ 17,438   73,588
*   EchoStar Corp. Class A.............................  6,775  353,452
*   Edgewater Technology, Inc..........................  3,967   27,967
    Electro Rent Corp..................................  7,110   91,648
#   Electro Scientific Industries, Inc.................  6,690   41,946
*   Electronics for Imaging, Inc.......................  9,550  369,108
*   Emcore Corp........................................  3,590   18,560
*   Emulex Corp........................................ 25,374  158,841
#*  EnerNOC, Inc.......................................  2,417   41,621
*   Entegris, Inc...................................... 19,237  250,081
#*  Entropic Communications, Inc....................... 17,686   45,807
    EPIQ Systems, Inc..................................  7,601  132,637
*   ePlus, Inc.........................................  1,865  125,776
#*  Exar Corp..........................................  5,450   49,159
*   ExlService Holdings, Inc...........................  4,360  128,097
*   Fabrinet...........................................  2,390   39,029
*   Fairchild Semiconductor International, Inc......... 20,705  317,822
*   FARO Technologies, Inc.............................    696   38,524
#*  Finisar Corp.......................................  8,566  155,387
*   First Solar, Inc................................... 13,757  582,196
*   FormFactor, Inc....................................  7,140   53,907
*   Frequency Electronics, Inc.........................  3,104   35,401
*   GigOptix, Inc......................................    613      705
*   Global Cash Access Holdings, Inc...................  3,955   26,143
*   GSE Systems, Inc...................................  2,922    4,851
*   GSI Group, Inc.....................................  2,330   30,803
*   GSI Technology, Inc................................  2,792   14,128
    Hackett Group, Inc. (The)..........................  7,272   55,122
*   Harmonic, Inc...................................... 14,070  107,636
*   Higher One Holdings, Inc...........................  1,295    4,286
#*  Hutchinson Technology, Inc.........................  7,181   25,062
    IAC/InterActiveCorp................................  3,191  194,491
*   ID Systems, Inc....................................    601    3,961
*   Identiv, Inc.......................................    629    7,932
*   IEC Electronics Corp...............................    490    2,195
*   II-VI, Inc.........................................  2,515   43,233
#*  Imation Corp.......................................  9,733   36,596
*   Ingram Micro, Inc. Class A......................... 24,100  606,838
*   Insight Enterprises, Inc........................... 10,115  239,422
    Integrated Silicon Solution, Inc...................  6,260  100,661
#*  Internap Corp...................................... 13,820  116,364
    Intersil Corp. Class A............................. 23,351  334,153
#*  Intevac, Inc.......................................  5,464   35,516
*   IntraLinks Holdings, Inc...........................  7,067   75,334
*   IntriCon Corp......................................    700    5,180
#*  Itron, Inc.........................................  3,859  143,593
    IXYS Corp..........................................  7,733   87,383

                                     1580

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Information Technology -- (Continued)
    Jabil Circuit, Inc....................................... 30,115 $  620,670
#*  Kemet Corp...............................................  5,338     20,284
*   Key Tronic Corp..........................................  2,718     25,060
*   Kimball Electronics, Inc.................................  2,613     26,600
#*  Knowles Corp.............................................  6,526    138,416
*   Kofax, Ltd...............................................  5,387     37,116
#*  Kopin Corp...............................................  4,273     15,596
*   Kulicke & Soffa Industries, Inc.......................... 12,945    196,376
*   KVH Industries, Inc......................................  2,050     24,805
*   Lattice Semiconductor Corp............................... 26,134    186,335
#   Lexmark International, Inc. Class A...................... 13,503    538,905
*   Limelight Networks, Inc.................................. 11,505     30,603
*   Magnachip Semiconductor Corp.............................  4,300     61,834
#   ManTech International Corp. Class A......................  4,084    132,853
    Marvell Technology Group, Ltd............................ 66,777  1,034,376
    Mentor Graphics Corp..................................... 17,435    401,179
*   Mercury Systems, Inc.....................................  6,310     99,572
    Methode Electronics, Inc.................................  4,018    145,331
*   Microsemi Corp........................................... 14,274    397,674
    MKS Instruments, Inc..................................... 12,591    440,811
#*  ModusLink Global Solutions, Inc.......................... 11,199     40,428
#*  Monster Worldwide, Inc................................... 11,431     47,210
#*  MoSys, Inc...............................................  1,329      2,671
*   Multi-Fineline Electronix, Inc...........................  2,514     32,707
*   NAPCO Security Technologies, Inc.........................  1,627      8,086
*   NCI, Inc. Class A........................................    266      3,277
*   NCR Corp.................................................  6,809    172,949
*   NeoPhotonics Corp........................................  1,818      5,454
*   NETGEAR, Inc.............................................  5,300    178,981
*   Newport Corp.............................................  6,601    122,251
#*  Novatel Wireless, Inc....................................  9,975     52,668
#*  Oclaro, Inc..............................................  3,894      5,568
*   OmniVision Technologies, Inc............................. 12,822    346,707
*   ON Semiconductor Corp.................................... 56,494    565,505
    Optical Cable Corp.......................................  1,600      8,336
*   OSI Systems, Inc.........................................  2,931    205,111
*   PAR Technology Corp......................................  4,662     26,760
    Park Electrochemical Corp................................  3,104     67,388
    PC Connection, Inc.......................................  6,131    145,611
    PC-Tel, Inc..............................................  4,282     35,926
*   PCM, Inc.................................................  2,562     24,339
    Perceptron, Inc..........................................  2,288     24,504
*   Perficient, Inc..........................................  4,412     79,416
*   Pericom Semiconductor Corp...............................  6,875    100,444
*   Photronics, Inc.......................................... 15,297    128,495
*   Plexus Corp..............................................  5,229    198,127
*   PMC-Sierra, Inc.......................................... 33,280    294,195
*   Polycom, Inc............................................. 21,074    280,284
#*  PRGX Global, Inc.........................................  2,531     13,136
*   Progress Software Corp...................................  7,545    189,002
*   QLogic Corp.............................................. 14,580    194,789
*   Qorvo, Inc............................................... 16,267  1,201,643
*   Qualstar Corp............................................  4,358      6,188

                                     1581

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Information Technology -- (Continued)
*   QuinStreet, Inc.........................................    987 $     5,053
*   Radisys Corp............................................  6,105      14,164
*   RealNetworks, Inc.......................................  9,390      66,012
    Reis, Inc...............................................    442       9,945
#   RF Industries, Ltd......................................    681       3,058
    Richardson Electronics, Ltd.............................  3,224      30,209
*   Rofin-Sinar Technologies, Inc...........................  4,086     109,995
*   Rogers Corp.............................................  3,014     222,614
*   Rovi Corp............................................... 17,138     396,059
*   Rudolph Technologies, Inc...............................  8,400      84,252
*   Sanmina Corp............................................ 19,093     404,390
*   ScanSource, Inc.........................................  4,730     163,090
#*  Seachange International, Inc............................  8,900      62,834
*   ServiceSource International, Inc........................  3,000      10,050
*   Sigma Designs, Inc......................................  7,808      49,659
*   Silicon Image, Inc......................................  8,559      62,138
#*  Silicon Laboratories, Inc...............................  5,747     251,489
*   SMTC Corp...............................................  1,377       2,286
*   Spansion, Inc. Class A..................................  5,057     179,321
*   StarTek, Inc............................................  5,100      48,093
*   Super Micro Computer, Inc...............................  5,744     210,058
*   support.com, Inc........................................  7,652      14,998
*   Sykes Enterprises, Inc..................................  8,532     192,141
#   SYNNEX Corp.............................................  8,357     620,006
#*  Take-Two Interactive Software, Inc...................... 11,032     327,871
*   Tech Data Corp..........................................  9,639     550,387
*   TechTarget, Inc.........................................  2,025      22,376
*   TeleCommunication Systems, Inc. Class A................. 12,028      34,039
#*  Telenav, Inc............................................  3,850      24,948
*   TeleTech Holdings, Inc..................................  1,331      29,362
    Tessco Technologies, Inc................................  2,100      47,565
    TheStreet, Inc..........................................  6,043      12,569
#*  TTM Technologies, Inc................................... 13,304      92,463
*   Ultra Clean Holdings, Inc...............................  3,812      33,546
*   United Online, Inc......................................  3,447      45,500
*   Viasystems Group, Inc...................................  4,052      64,873
#   Vicon Industries, Inc...................................  1,400       2,170
*   Video Display Corp......................................    314         788
#   Vishay Intertechnology, Inc............................. 30,254     412,059
*   Vishay Precision Group, Inc.............................  2,563      42,648
*   Westell Technologies, Inc. Class A......................  6,981       8,726
*   XO Group, Inc...........................................  3,862      63,491
*   Zynga, Inc. Class A..................................... 12,599      32,253
                                                                    -----------
Total Information Technology................................         28,150,957
                                                                    -----------
Materials -- (6.7%)
    A Schulman, Inc.........................................  6,300     219,555
#*  AM Castle & Co..........................................  4,052      24,515
    Ampco-Pittsburgh Corp...................................  1,688      30,722
#   Aptargroup, Inc.........................................    412      26,001
    Axiall Corp.............................................  7,957     352,097
    Bemis Co., Inc.......................................... 15,041     666,316
*   Boise Cascade Co........................................  4,174     168,797

                                     1582

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Materials -- (Continued)
    Cabot Corp...............................................  4,772 $  202,381
*   Calgon Carbon Corp.......................................  7,936    156,577
*   Century Aluminum Co...................................... 21,149    488,753
    Chase Corp...............................................  1,329     47,578
*   Chemtura Corp............................................ 14,030    305,714
*   Clearwater Paper Corp....................................  3,014    223,096
#   Cliffs Natural Resources, Inc............................  1,754     11,261
*   Codexis, Inc.............................................    714      2,727
#*  Coeur Mining, Inc........................................ 10,835     68,260
    Commercial Metals Co..................................... 20,297    272,386
*   Core Molding Technologies, Inc...........................  1,192     17,284
    Cytec Industries, Inc.................................... 10,694    513,205
    Domtar Corp..............................................  7,864    301,191
    Friedman Industries, Inc.................................  1,905     11,925
    FutureFuel Corp..........................................  4,449     48,895
*   Graphic Packaging Holding Co............................. 25,654    371,470
    Greif, Inc. Class A......................................  1,593     60,853
    Greif, Inc. Class B......................................    400     17,524
    Hawkins, Inc.............................................    556     21,412
#   HB Fuller Co.............................................  8,035    330,640
#   Hecla Mining Co..........................................  1,648      5,422
#*  Horsehead Holding Corp...................................  1,482     19,918
#   Huntsman Corp............................................ 35,299    775,166
    Innophos Holdings, Inc...................................  3,291    195,946
    Innospec, Inc............................................  3,681    145,289
    Kaiser Aluminum Corp.....................................  2,000    138,620
    KapStone Paper and Packaging Corp........................ 14,571    435,236
    KMG Chemicals, Inc.......................................  1,201     25,125
*   Kraton Performance Polymers, Inc.........................  3,961     76,606
#   Kronos Worldwide, Inc....................................  3,261     36,621
#*  Louisiana-Pacific Corp................................... 20,716    339,121
*   LSB Industries, Inc......................................  2,118     66,166
    Martin Marietta Materials, Inc...........................  4,793    516,398
    Materion Corp............................................  4,579    150,878
#*  McEwen Mining, Inc....................................... 15,310     19,137
    MeadWestvaco Corp........................................ 23,115  1,162,222
#*  Mercer International, Inc................................  8,307    105,333
    Minerals Technologies, Inc...............................  5,305    346,576
    Myers Industries, Inc....................................  5,764     95,971
    Noranda Aluminum Holding Corp............................  7,711     23,364
*   Northern Technologies International Corp.................    211      4,312
#   Olin Corp................................................ 12,649    317,110
#   Olympic Steel, Inc.......................................  1,817     24,911
    OM Group, Inc............................................  4,801    134,428
*   OMNOVA Solutions, Inc....................................  3,923     26,912
*   Owens-Illinois, Inc...................................... 10,005    233,617
*   Penford Corp.............................................  2,600     48,932
    PH Glatfelter Co.........................................  8,975    205,258
    Reliance Steel & Aluminum Co............................. 12,074    632,315
*   Resolute Forest Products, Inc............................ 10,485    178,245
    Rock-Tenn Co. Class A.................................... 17,997  1,168,005
*   RTI International Metals, Inc............................  5,081    113,306
#   Schnitzer Steel Industries, Inc. Class A.................  5,128     86,561

                                     1583

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Materials -- (Continued)
     Schweitzer-Mauduit International, Inc.................   4,530 $   176,036
     Sensient Technologies Corp............................   1,457      88,877
     Sonoco Products Co....................................  13,783     609,209
     Steel Dynamics, Inc...................................  37,548     639,818
     Stepan Co.............................................     572      21,965
#*   Stillwater Mining Co..................................   6,969      95,266
     SunCoke Energy, Inc...................................  11,986     180,989
     Synalloy Corp.........................................     842      14,061
     TimkenSteel Corp......................................   3,982     107,514
*    Trecora Resources.....................................     989      13,599
     Tredegar Corp.........................................   6,224     133,131
#    Tronox, Ltd. Class A..................................   9,337     197,384
     United States Lime & Minerals, Inc....................     801      55,389
#    United States Steel Corp..............................  23,107     564,735
*    Universal Stainless & Alloy Products, Inc.............   1,734      38,651
#    Walter Energy, Inc....................................   1,600       1,492
     Zep, Inc..............................................     664      10,637
                                                                    -----------
Total Materials............................................          15,762,915
                                                                    -----------
Other -- (0.0%)
o*   Big 4 Ranch, Inc......................................     300          --
o*   Concord Camera Corp. Escrow Shares....................   2,105          --
o#*  Gerber Scientific, Inc. Escrow Shares.................   6,375          --
o*   Petrocorp, Inc. Escrow Shares.........................   1,700          --
                                                                    -----------
Total Other................................................                  --
                                                                    -----------
Real Estate Investment Trusts -- (0.0%)
     Geo Group, Inc. (The).................................     807      35,121
                                                                    -----------
Telecommunication Services -- (1.3%)
#    Atlantic Tele-Network, Inc............................   1,744     115,854
#*   Boingo Wireless, Inc..................................   4,503      38,050
#    Consolidated Communications Holdings, Inc.............   2,755      64,136
#    Frontier Communications Corp.......................... 148,073     994,310
*    General Communication, Inc. Class A...................  10,157     149,105
#*   Hawaiian Telcom Holdco, Inc...........................     204       5,310
     Inteliquent, Inc......................................     300       5,046
#*   Iridium Communications, Inc...........................  12,006     102,171
     Lumos Networks Corp...................................   2,223      35,635
#*   ORBCOMM, Inc..........................................   3,283      18,254
*    Premiere Global Services, Inc.........................   6,125      54,145
     Shenandoah Telecommunications Co......................   5,564     165,306
     Spok Holdings, Inc....................................   5,883     100,717
     Telephone & Data Systems, Inc.........................  15,065     350,261
#*   United States Cellular Corp...........................   4,855     168,906
*    Vonage Holdings Corp..................................  15,199      63,836
     Windstream Holdings, Inc..............................  93,739     745,225
                                                                    -----------
Total Telecommunication Services...........................           3,176,267
                                                                    -----------
Utilities -- (0.6%)
     Consolidated Water Co., Ltd...........................   2,550      27,668
*    Dynegy, Inc...........................................  13,145     359,121

                                     1584

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Utilities -- (Continued)
#     Genie Energy, Ltd. Class B.......................     1,745 $     10,941
#     Ormat Technologies, Inc..........................     5,553      148,543
      UGI Corp.........................................    25,460      941,765
                                                                  ------------
Total Utilities........................................              1,488,038
                                                                  ------------
TOTAL COMMON STOCKS....................................            196,235,785
                                                                  ------------
RIGHTS/WARRANTS -- (0.0%)
o*    Ikanos Communications Rights 01/12/2015..........     9,896           --
o*    LGL Group, Inc. (The) Warrants 08/06/18..........     1,000            8
o#*   Magnum Hunter Resources Corp. Warrants 04/15/16..     1,011           --
o*    Southern Community Financial Corp. Contingent
        Value Rights...................................     6,200        5,740
TOTAL RIGHTS/WARRANTS..................................                  5,748
                                                                  ------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves,
        0.089%.........................................   919,890      919,890
                                                                  ------------
SECURITIES LENDING COLLATERAL -- (16.9%)
(S)@  DFA Short Term Investment Fund................... 3,458,772   40,017,995
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $208,871,882)^^...............................           $237,179,418
                                                                  ============

                                     1585

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
 Common Stocks
    Consumer Discretionary....... $ 27,338,685 $     2,446   --    $ 27,341,131
    Consumer Staples.............    6,533,377          --   --       6,533,377
    Energy.......................   14,175,390          --   --      14,175,390
    Financials...................   50,782,255          --   --      50,782,255
    Health Care..................   11,481,853          --   --      11,481,853
    Industrials..................   37,308,481          --   --      37,308,481
    Information Technology.......   28,150,957          --   --      28,150,957
    Materials....................   15,762,915          --   --      15,762,915
    Other........................           --          --   --              --
    Real Estate Investment
       Trusts....................       35,121          --   --          35,121
    Telecommunication Services...    3,176,267          --   --       3,176,267
    Utilities....................    1,488,038          --   --       1,488,038
 Rights/Warrants.................           --       5,748   --           5,748
 Temporary Cash Investments......      919,890          --   --         919,890
 Securities Lending Collateral...           --  40,017,995   --      40,017,995
                                  ------------ -----------   --    ------------
 TOTAL........................... $197,153,229 $40,026,189   --    $237,179,418
                                  ============ ===========   ==    ============

                                     1586

                         VA U.S. LARGE VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                        SHARES    VALUE+
                                                        ------- -----------
COMMON STOCKS -- (94.1%)
Consumer Discretionary -- (12.3%)
#   Autoliv, Inc.......................................     899 $    95,348
    Best Buy Co., Inc..................................   2,919     102,749
    Carnival Corp......................................  16,704     734,308
#   CBS Corp. Class A..................................   1,014      56,738
    Comcast Corp. Class A.............................. 128,134   6,809,681
#   Comcast Corp. Special Class A......................  35,244   1,864,408
    Dillard's, Inc. Class A............................   2,510     285,136
    DR Horton, Inc.....................................  13,716     336,316
    Ford Motor Co......................................  77,694   1,142,879
#   GameStop Corp. Class A.............................   7,763     273,646
    Gannett Co., Inc...................................   2,857      88,595
    General Motors Co..................................  55,756   1,818,761
    Graham Holdings Co. Class B........................     493     461,113
#*  Hyatt Hotels Corp. Class A.........................     971      54,628
    Johnson Controls, Inc..............................   2,192     101,862
#   Kohl's Corp........................................  13,653     815,357
    Lear Corp..........................................   3,298     330,954
#   Lennar Corp. Class A...............................   5,793     260,164
#*  Liberty Broadband Corp.............................     891      39,560
#*  Liberty Broadband Corp. Class A....................     502      22,324
*   Liberty Interactive Corp. Class A..................  36,795   1,006,711
*   Liberty Media Corp.................................   4,280     146,034
*   Liberty Media Corp. Class A........................   2,140      72,867
*   Liberty Ventures Series A..........................   8,061     301,078
*   Madison Square Garden Co. (The) Class A............   1,668     126,351
#*  MGM Resorts International..........................  34,460     671,281
*   Mohawk Industries, Inc.............................   4,096     676,004
*   News Corp. Class A.................................   4,308      64,146
*   News Corp. Class B.................................   1,165      16,823
*   Norwegian Cruise Line Holdings, Ltd................   2,135      93,428
    Penske Automotive Group, Inc.......................   2,046      98,924
    PulteGroup, Inc....................................   3,687      75,915
    PVH Corp...........................................   1,870     206,186
    Royal Caribbean Cruises, Ltd.......................  15,066   1,138,236
#   Service Corp. International........................   7,284     164,837
#   Staples, Inc.......................................  29,992     511,364
    Target Corp........................................  15,828   1,165,099
    Time Warner Cable, Inc.............................  24,305   3,308,640
    Time Warner, Inc...................................  63,695   4,963,751
#*  Toll Brothers, Inc.................................   3,219     111,442
*   TRW Automotive Holdings Corp.......................     499      51,482
    Whirlpool Corp.....................................   1,416     281,897
                                                                -----------
Total Consumer Discretionary...........................          30,947,023
                                                                -----------
Consumer Staples -- (6.4%)
    Archer-Daniels-Midland Co..........................  31,138   1,451,965
    Bunge, Ltd.........................................   8,462     757,603
    ConAgra Foods, Inc.................................  12,745     451,555
    CVS Health Corp....................................  90,507   8,884,167
    Energizer Holdings, Inc............................     681      87,175
#   Ingredion, Inc.....................................   2,066     166,602

                                     1587

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Consumer Staples -- (Continued)
    JM Smucker Co. (The)...............................  7,290 $   751,963
    Molson Coors Brewing Co. Class B...................  7,374     559,908
    Mondelez International, Inc. Class A............... 59,603   2,100,410
    Pinnacle Foods, Inc................................  2,366      85,105
    Tyson Foods, Inc. Class A.......................... 22,276     869,655
                                                               -----------
Total Consumer Staples.................................         16,166,108
                                                               -----------
Energy -- (17.6%)
    Anadarko Petroleum Corp............................ 34,279   2,802,308
    Apache Corp........................................ 24,596   1,538,972
    Baker Hughes, Inc.................................. 25,153   1,458,622
#*  California Resources Corp.......................... 15,973      81,782
#   Chesapeake Energy Corp............................. 44,058     845,032
    Chevron Corp....................................... 73,261   7,511,450
    Cimarex Energy Co..................................  2,729     281,633
    ConocoPhillips..................................... 90,588   5,705,232
    CONSOL Energy, Inc.................................  2,353      68,119
    Devon Energy Corp.................................. 22,345   1,346,733
#   Diamond Offshore Drilling, Inc.....................  3,572     112,625
    Exxon Mobil Corp................................... 81,037   7,084,255
#   Helmerich & Payne, Inc.............................  7,317     435,800
#   Hess Corp.......................................... 14,990   1,011,675
    HollyFrontier Corp.................................  8,606     309,128
    Marathon Oil Corp.................................. 47,236   1,256,478
    Marathon Petroleum Corp............................ 22,670   2,099,015
#   Murphy Oil Corp....................................  9,705     435,852
    National Oilwell Varco, Inc........................ 22,622   1,231,315
*   Newfield Exploration Co............................  4,593     136,780
#   Noble Corp. P.L.C.................................. 13,357     216,651
    Occidental Petroleum Corp.......................... 36,923   2,953,840
    Phillips 66........................................ 20,906   1,470,110
    QEP Resources, Inc................................. 11,237     227,212
#   Tesoro Corp........................................ 10,375     847,949
#   Transocean, Ltd.................................... 18,781     306,130
    Valero Energy Corp................................. 36,441   1,927,000
*   Weatherford International P.L.C.................... 26,999     278,900
*   Whiting Petroleum Corp.............................  4,361     130,917
                                                               -----------
Total Energy...........................................         44,111,515
                                                               -----------
Financials -- (18.9%)
    ACE, Ltd...........................................  3,061     330,466
    Aflac, Inc......................................... 10,093     576,108
*   Alleghany Corp.....................................    328     145,006
    Allied World Assurance Co. Holdings AG.............  7,389     285,733
    Allstate Corp. (The)............................... 14,774   1,031,077
    American Financial Group, Inc......................  6,402     371,572
    American International Group, Inc.................. 42,855   2,094,324
    American National Insurance Co.....................    859      89,370
*   Arch Capital Group, Ltd............................  3,129     181,388
    Assurant, Inc......................................  5,034     319,709
    Assured Guaranty, Ltd..............................  9,186     224,322
    Axis Capital Holdings, Ltd.........................  7,502     381,852

                                     1588

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    Bank of America Corp............................... 217,854 $3,300,488
    Bank of New York Mellon Corp. (The)................  31,543  1,135,548
    BB&T Corp..........................................   9,527    336,208
    Capital One Financial Corp.........................  27,950  2,046,220
#   Chubb Corp. (The)..................................   2,468    241,617
#   Cincinnati Financial Corp..........................   3,619    182,796
    CIT Group, Inc.....................................   3,856    168,970
    Citigroup, Inc.....................................  58,371  2,740,518
    City National Corp.................................     432     37,450
    CME Group, Inc.....................................   9,371    799,346
#   CNA Financial Corp.................................   5,960    232,202
#   Comerica, Inc......................................   1,994     82,751
*   E*TRADE Financial Corp.............................   6,480    149,364
    Everest Re Group, Ltd..............................   2,246    384,919
    Fifth Third Bancorp................................  34,660    599,618
*   Genworth Financial, Inc. Class A...................  31,131    217,294
    Goldman Sachs Group, Inc. (The)....................  17,106  2,949,245
    Hartford Financial Services Group, Inc. (The)......  33,464  1,301,750
    HCC Insurance Holdings, Inc........................   3,427    182,796
    Huntington Bancshares, Inc.........................  14,017    140,450
    Intercontinental Exchange, Inc.....................     831    170,962
    JPMorgan Chase & Co................................ 135,525  7,369,849
    KeyCorp............................................  16,937    220,012
    Legg Mason, Inc....................................   6,487    359,639
    Leucadia National Corp.............................   3,761     85,262
#   Lincoln National Corp..............................  16,191    809,226
    Loews Corp.........................................  17,653    675,404
#   M&T Bank Corp......................................   1,500    169,740
*   Markel Corp........................................     268    183,140
    MetLife, Inc.......................................  22,403  1,041,740
    Morgan Stanley.....................................  36,033  1,218,276
    NASDAQ OMX Group, Inc. (The).......................   8,336    380,122
    Navient Corp.......................................  10,260    202,532
#   Old Republic International Corp....................  10,600    148,824
    PartnerRe, Ltd.....................................   3,457    395,481
#   People's United Financial, Inc.....................   5,909     83,140
    PNC Financial Services Group, Inc. (The)...........  13,379  1,131,061
    Principal Financial Group, Inc.....................   9,535    447,478
    Protective Life Corp...............................   1,161     81,212
    Prudential Financial, Inc..........................   8,742    663,343
    Regions Financial Corp.............................  75,449    656,406
    Reinsurance Group of America, Inc..................   3,963    328,176
    RenaissanceRe Holdings, Ltd........................   1,349    129,005
    State Street Corp..................................   2,417    172,840
    SunTrust Banks, Inc................................  16,243    624,056
    Torchmark Corp.....................................   1,948     97,536
    Travelers Cos., Inc. (The).........................  12,448  1,279,903
    Unum Group.........................................  17,813    553,272
#   Validus Holdings, Ltd..............................   2,919    115,738
    Voya Financial, Inc................................   6,430    250,834
    Wells Fargo & Co...................................  65,666  3,409,379
#   WR Berkley Corp....................................   1,282     62,805
    XL Group P.L.C.....................................  13,379    461,442

                                     1589

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
#   Zions Bancorporation...............................   9,905 $   237,324
                                                                -----------
Total Financials.......................................          47,475,636
                                                                -----------
Health Care -- (10.4%)
#*  Actavis P.L.C......................................   2,763     736,450
    Aetna, Inc.........................................  26,138   2,399,991
    Anthem, Inc........................................  19,421   2,621,058
#*  Bio-Rad Laboratories, Inc. Class A.................     250      28,618
*   Boston Scientific Corp.............................  85,901   1,272,194
*   Brookdale Senior Living, Inc.......................   2,930      98,888
*   CareFusion Corp....................................  16,484     977,501
    Cigna Corp.........................................   4,859     519,087
#*  Community Health Systems, Inc......................   3,728     175,477
*   Express Scripts Holding Co.........................  39,970   3,225,979
*   Hologic, Inc.......................................  16,558     502,784
    Humana, Inc........................................   9,228   1,351,348
*   Mallinckrodt P.L.C.................................   2,403     254,694
*   MEDNAX, Inc........................................   1,393      94,571
    Omnicare, Inc......................................   8,919     668,747
    Pfizer, Inc........................................ 245,654   7,676,687
#   Quest Diagnostics, Inc.............................   3,360     238,795
#   Teleflex, Inc......................................   1,338     146,591
    Thermo Fisher Scientific, Inc......................  14,252   1,784,493
    UnitedHealth Group, Inc............................  11,882   1,262,462
                                                                -----------
Total Health Care......................................          26,036,415
                                                                -----------
Industrials -- (11.6%)
#   ADT Corp. (The)....................................  14,301     491,954
#*  AECOM..............................................   1,505      38,257
#   AGCO Corp..........................................   4,499     194,987
#   Air Lease Corp.....................................   4,092     142,975
    Alaska Air Group, Inc..............................   1,820     123,523
#   Alliant Techsystems, Inc...........................   1,175     153,114
*   AMERCO.............................................     367     105,002
#*  Avis Budget Group, Inc.............................   4,466     255,946
#*  B/E Aerospace, Inc.................................     707      41,239
    Carlisle Cos., Inc.................................     938      84,120
    CSX Corp...........................................  72,868   2,426,504
    Danaher Corp.......................................   4,500     370,710
    Eaton Corp. P.L.C..................................   9,733     614,055
    FedEx Corp.........................................  10,397   1,758,237
    General Electric Co................................ 321,809   7,688,017
*   Genesee & Wyoming, Inc. Class A....................     887      73,133
*   Hertz Global Holdings, Inc.........................  18,247     374,428
    Ingersoll-Rand P.L.C...............................   1,624     107,834
*   Jacobs Engineering Group, Inc......................   3,296     125,578
#*  JetBlue Airways Corp...............................  12,877     216,205
#   Joy Global, Inc....................................   3,822     160,295
#   Kansas City Southern...............................   2,236     246,161
    KAR Auction Services, Inc..........................   2,730      93,120
*   Kirby Corp.........................................   1,288      93,367
    L-3 Communications Holdings, Inc.                     6,523     803,112

                                     1590

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    Manpowergroup, Inc.................................   2,235 $   162,887
    Nielsen NV.........................................   9,787     426,322
    Norfolk Southern Corp..............................  21,811   2,224,068
    Northrop Grumman Corp..............................  14,791   2,321,447
    Oshkosh Corp.......................................     903      38,694
    Owens Corning......................................   7,765     310,988
#   Pentair P.L.C......................................   8,073     498,992
    Precision Castparts Corp...........................   1,428     285,743
*   Quanta Services, Inc...............................   9,951     263,503
    Republic Services, Inc.............................  21,571     855,937
#   Ryder System, Inc..................................   1,931     159,868
    Southwest Airlines Co..............................  56,310   2,544,086
    SPX Corp...........................................   1,596     133,378
    Stanley Black & Decker, Inc........................  10,159     951,390
    Textron, Inc.......................................   5,310     225,994
    Timken Co. (The)...................................   2,435      92,554
    Towers Watson & Co. Class A........................     898     106,413
#   Trinity Industries, Inc............................   4,943     130,841
    Union Pacific Corp.................................   3,324     389,606
#*  Veritiv Corp.......................................     447      22,739
    Waste Connections, Inc.............................   1,870      80,821
                                                                -----------
Total Industrials......................................          29,008,144
                                                                -----------
Information Technology -- (9.0%)
    Activision Blizzard, Inc...........................  42,251     882,835
    Amdocs, Ltd........................................   3,520     169,594
*   Arrow Electronics, Inc.............................   7,438     409,387
    Avnet, Inc.........................................   9,270     385,817
    Brocade Communications Systems, Inc................  11,455     127,380
    CA, Inc............................................  15,262     462,439
    Cisco Systems, Inc................................. 154,684   4,078,244
    Computer Sciences Corp.............................   2,829     171,664
    Corning, Inc.......................................  32,465     771,693
*   EchoStar Corp. Class A.............................   1,868      97,453
    EMC Corp...........................................  11,290     292,750
    Fidelity National Information Services, Inc........  18,927   1,181,613
#*  First Solar, Inc...................................   3,441     145,623
    Hewlett-Packard Co................................. 124,772   4,508,012
    IAC/InterActiveCorp................................   3,760     229,172
*   Ingram Micro, Inc. Class A.........................   9,505     239,336
    Intel Corp......................................... 123,454   4,078,920
#   Jabil Circuit, Inc.................................   5,602     115,457
    Juniper Networks, Inc..............................  12,004     272,851
    Lam Research Corp..................................   4,689     358,427
    Marvell Technology Group, Ltd......................   6,620     102,544
#*  Micron Technology, Inc.............................  38,797   1,135,394
*   NCR Corp...........................................   3,380      85,852
#   NVIDIA Corp........................................  13,052     250,664
    Teradyne, Inc......................................  13,347     241,581
    Western Digital Corp...............................   3,344     325,137
    Xerox Corp.........................................  80,903   1,065,492

                                     1591

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
*     Yahoo!, Inc.......................................     9,941 $    437,304
                                                                   ------------
Total Information Technology............................             22,622,635
                                                                   ------------
Materials -- (3.3%)
      Alcoa, Inc........................................    50,716      793,705
#     Ashland, Inc......................................     3,460      410,079
      Bemis Co., Inc....................................     3,857      170,865
      CF Industries Holdings, Inc.......................       673      205,521
      Dow Chemical Co. (The)............................    11,458      517,443
      Eastman Chemical Co...............................     3,672      260,308
      Freeport-McMoRan, Inc.............................    60,187    1,011,744
      International Paper Co............................    23,394    1,231,928
      MeadWestvaco Corp.................................    11,981      602,405
      Mosaic Co. (The)..................................     9,245      450,139
      Newmont Mining Corp...............................    14,284      359,243
      Nucor Corp........................................    12,518      546,411
      Reliance Steel & Aluminum Co......................     4,944      258,917
      Rock-Tenn Co. Class A.............................     4,657      302,239
      Sonoco Products Co................................     3,298      145,772
      Steel Dynamics, Inc...............................    19,537      332,911
#     United States Steel Corp..........................     1,526       37,295
#     Vulcan Materials Co...............................     8,108      571,695
                                                                   ------------
Total Materials.........................................              8,208,620
                                                                   ------------
Telecommunication Services -- (4.2%)
#     AT&T, Inc.........................................   259,622    8,546,756
      CenturyLink, Inc..................................    30,776    1,143,944
#     Frontier Communications Corp......................    52,082      349,731
#*    Sprint Corp.......................................    13,022       55,995
#*    T-Mobile US, Inc..................................     5,844      176,372
#*    United States Cellular Corp.......................     2,591       90,141
      Windstream Holdings, Inc..........................    27,852      221,423
                                                                   ------------
Total Telecommunication Services........................             10,584,362
                                                                   ------------
Utilities -- (0.4%)
*     Calpine Corp......................................    12,723      265,656
      NRG Energy, Inc...................................    20,677      509,895
      UGI Corp..........................................     5,227      193,347
                                                                   ------------
Total Utilities.........................................                968,898
                                                                   ------------
TOTAL COMMON STOCKS.....................................            236,129,356
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional Liquid
        Reserves, 0.089%................................ 2,060,991    2,060,991
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (5.1%)
(S)@  DFA Short Term Investment Fund.................... 1,100,245   12,729,841
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $188,771,991)^^.....           $250,920,188
                                                                   ============

                                     1592

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary........ $ 30,947,023          --   --    $ 30,947,023
   Consumer Staples..............   16,166,108          --   --      16,166,108
   Energy........................   44,111,515          --   --      44,111,515
   Financials....................   47,475,636          --   --      47,475,636
   Health Care...................   26,036,415          --   --      26,036,415
   Industrials...................   29,008,144          --   --      29,008,144
   Information Technology........   22,622,635          --   --      22,622,635
   Materials.....................    8,208,620          --   --       8,208,620
   Telecommunication Services....   10,584,362          --   --      10,584,362
   Utilities.....................      968,898          --   --         968,898
Temporary Cash Investments.......    2,060,991          --   --       2,060,991
Securities Lending Collateral....           -- $12,729,841   --      12,729,841
                                  ------------ -----------   --    ------------
TOTAL............................ $238,190,347 $12,729,841   --    $250,920,188
                                  ============ ===========   ==    ============

                                     1593

                       VA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                              SHARES  VALUE++
                                                              ------ ----------
COMMON STOCKS -- (95.8%)
AUSTRALIA -- (5.6%)
*   Alumina, Ltd............................................. 82,818 $  123,963
    AMP, Ltd.................................................  6,451     28,769
    Asciano, Ltd............................................. 80,340    374,042
    ASX, Ltd.................................................  2,413     71,318
    Bank of Queensland, Ltd.................................. 12,131    117,511
#   Bendigo and Adelaide Bank, Ltd........................... 15,415    159,638
    BHP Billiton, Ltd........................................ 19,077    440,006
    BHP Billiton, Ltd. Sponsored ADR.........................  1,400     64,862
*   BlueScope Steel, Ltd..................................... 19,752     76,519
    Boral, Ltd............................................... 32,205    139,388
    Caltex Australia, Ltd....................................  4,636    119,981
    Echo Entertainment Group, Ltd............................ 17,525     54,758
#   Fortescue Metals Group, Ltd.............................. 29,895     54,208
    Incitec Pivot, Ltd....................................... 57,564    160,553
#   Leighton Holdings, Ltd...................................  1,194     19,001
    Lend Lease Group......................................... 20,937    269,870
    Macquarie Group, Ltd..................................... 22,643  1,095,546
#   Metcash, Ltd............................................. 16,815     18,982
    National Australia Bank, Ltd............................. 49,298  1,359,561
    New Hope Corp., Ltd......................................  2,727      4,969
*   Newcrest Mining, Ltd..................................... 43,866    473,641
    Orica, Ltd...............................................  9,378    131,637
    Origin Energy, Ltd....................................... 29,313    241,886
    Primary Health Care, Ltd................................. 19,378     69,403
*   Qantas Airways, Ltd...................................... 54,125    109,066
#   QBE Insurance Group, Ltd................................. 52,642    431,552
    Rio Tinto, Ltd...........................................  9,564    426,479
    Santos, Ltd.............................................. 77,215    470,087
    Seven West Media, Ltd....................................  4,165      4,222
    Sims Metal Management, Ltd...............................  3,933     33,088
    Suncorp Group, Ltd....................................... 46,463    529,389
    Tabcorp Holdings, Ltd.................................... 30,020    106,107
    Tatts Group, Ltd......................................... 62,129    185,934
#   Toll Holdings, Ltd....................................... 39,495    188,866
    Treasury Wine Estates, Ltd............................... 22,039     83,788
    Washington H Soul Pattinson & Co., Ltd...................    924      9,308
    Wesfarmers, Ltd.......................................... 38,048  1,285,163
    Woodside Petroleum, Ltd.................................. 10,309    273,797
    WorleyParsons, Ltd.......................................  2,603     19,366
                                                                     ----------
TOTAL AUSTRALIA..............................................         9,826,224
                                                                     ----------
AUSTRIA -- (0.1%)
    Erste Group Bank AG......................................  7,366    159,468
    OMV AG...................................................  2,219     55,166
#   Raiffeisen Bank International AG.........................  3,171     37,054
                                                                     ----------
TOTAL AUSTRIA                                                           251,688
                                                                     ----------
BELGIUM -- (1.6%)
    Ageas....................................................  8,328    285,176
    Belgacom SA..............................................  4,459    166,072
    Colruyt SA...............................................  2,739    126,331

                                     1594

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
BELGIUM -- (Continued)
    Delhaize Group SA........................................  7,426 $  617,742
*   KBC Groep NV.............................................  6,414    344,977
    Solvay SA................................................  4,527    618,916
    UCB SA...................................................  5,259    408,828
    Umicore SA...............................................  6,317    264,563
                                                                     ----------
TOTAL BELGIUM................................................         2,832,605
                                                                     ----------
CANADA -- (8.2%)
    Agnico Eagle Mines, Ltd.(008474108)......................  7,470    251,888
#   Agnico Eagle Mines, Ltd.(2009823)........................  1,400     47,199
    Agrium, Inc..............................................  5,919    631,261
    Bank of Montreal.........................................  6,408    368,332
    Barrick Gold Corp.(067901108)............................ 68,283    872,657
    Barrick Gold Corp.(2024644)..............................  5,399     69,044
#*  BlackBerry, Ltd.(09228F103)..............................  8,930     90,639
#*  BlackBerry, Ltd.(BCBHZ31)................................  4,071     41,360
#   Bonavista Energy Corp....................................  4,088     19,303
    Cameco Corp.............................................. 10,896    152,762
    Canadian Natural Resources, Ltd.(2171573)................  2,781     80,626
    Canadian Natural Resources, Ltd.(136385101).............. 48,030  1,389,988
    Canadian Oil Sands, Ltd..................................  5,520     34,101
#   Canadian Tire Corp., Ltd. Class A........................  5,217    481,137
*   Catamaran Corp.(B3N9ZT8).................................  2,552    127,370
*   Catamaran Corp.(B8J4N87).................................  1,000     49,933
    Cenovus Energy, Inc...................................... 32,749    618,629
    Crescent Point Energy Corp.(B67C8W8)..................... 11,684    277,687
    Crescent Point Energy Corp.(22576C101)...................  4,063     96,456
    Eldorado Gold Corp....................................... 18,295     87,450
    Empire Co., Ltd..........................................  1,200     87,353
    Encana Corp.............................................. 48,132    589,136
#   Enerplus Corp.(B584T89)..................................  5,540     53,756
    Enerplus Corp.(292766102)................................  4,121     40,386
    Ensign Energy Services, Inc..............................  3,653     25,327
    Fairfax Financial Holdings, Ltd..........................  1,047    556,170
    First Quantum Minerals, Ltd.............................. 32,330    294,880
#   Genworth MI Canada, Inc..................................  2,885     71,790
    George Weston, Ltd.......................................  2,995    237,394
    Goldcorp, Inc.(380956409)................................  7,890    189,597
    Goldcorp, Inc.(2676302)..................................  4,600    111,099
    Husky Energy, Inc........................................ 15,610    335,983
#   Industrial Alliance Insurance & Financial Services, Inc..  4,674    148,824
*   Kinross Gold Corp........................................ 39,783    134,937
    Loblaw Cos., Ltd.........................................  2,435    120,974
*   Lundin Mining Corp....................................... 17,290     61,502
    Manulife Financial Corp.(56501R106)...................... 17,904    287,896
    Manulife Financial Corp.(2492519)........................ 41,820    670,726
*   MEG Energy Corp..........................................  3,498     53,350
#   Pacific Rubiales Energy Corp............................. 15,451     35,870
    Pan American Silver Corp.(697900108).....................  3,470     40,460
    Pan American Silver Corp.(2669272).......................  1,700     19,907
#   Pengrowth Energy Corp.................................... 20,774     55,585
#   Penn West Petroleum, Ltd................................. 13,997     21,149
    Precision Drilling Corp.(B5YPLH9)........................  8,434     43,076

                                     1595

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------ -----------
CANADA -- (Continued)
    Precision Drilling Corp.(74022D308)..................... 12,207 $    62,256
#   Sun Life Financial, Inc................................. 17,404     532,242
    Suncor Energy, Inc.(867224107).......................... 16,680     497,231
    Suncor Energy, Inc.(B3NB1P2)............................ 51,054   1,522,741
    Talisman Energy, Inc.(87425E103)........................ 39,863     299,770
    Talisman Energy, Inc.(2068299).......................... 19,748     148,883
    Teck Resources, Ltd. Class B(878742204).................  3,149      40,559
    Teck Resources, Ltd. Class B(2879327)................... 17,290     223,830
#   Thomson Reuters Corp.................................... 14,747     565,880
*   Tourmaline Oil Corp.....................................  1,640      45,095
    TransAlta Corp.(2901628)................................  7,800      68,258
    TransAlta Corp.(89346D107).............................. 10,573      92,302
    Trican Well Service, Ltd................................  3,300      12,725
*   Turquoise Hill Resources, Ltd...........................  8,620      25,032
#   Whitecap Resources, Inc.................................  3,935      38,430
    Yamana Gold, Inc........................................ 27,400     113,421
                                                                    -----------
TOTAL CANADA................................................         14,363,604
                                                                    -----------
DENMARK -- (1.3%)
    AP Moeller - Maersk A.S. Class A........................    150     293,533
    AP Moeller - Maersk A.S. Class B........................    285     575,913
    Carlsberg A.S. Class B..................................  5,598     411,064
    Danske Bank A.S.........................................  9,383     242,854
#   FLSmidth & Co. A.S......................................  1,010      42,673
    H Lundbeck A.S..........................................  1,633      33,166
*   Jyske Bank A.S..........................................  2,796     126,556
    Rockwool International A.S. Class B.....................    152      16,231
    TDC A.S................................................. 56,370     417,183
*   Vestas Wind Systems A.S.................................  3,089     120,019
                                                                    -----------
TOTAL DENMARK...............................................          2,279,192
                                                                    -----------
FINLAND -- (0.9%)
    Fortum Oyj.............................................. 34,596     737,958
    Kesko Oyj Class B.......................................  2,106      76,958
    Neste Oil Oyj...........................................  6,224     173,080
    Stora Enso Oyj Class R.................................. 42,234     409,772
    UPM-Kymmene Oyj......................................... 14,810     260,321
                                                                    -----------
TOTAL FINLAND...............................................          1,658,089
                                                                    -----------
FRANCE -- (8.4%)
    AXA SA.................................................. 66,570   1,557,202
    BNP Paribas SA.......................................... 15,022     788,735
    Bollore SA(4572709)..................................... 27,000     116,205
*   Bollore SA(BQR9N80).....................................    100         418
    Bouygues SA............................................. 14,374     512,218
    Casino Guichard Perrachon SA............................  4,693     425,760
    Cie de Saint-Gobain..................................... 25,604   1,090,748
    Cie Generale des Etablissements Michelin................  3,338     325,061
    CNP Assurances.......................................... 13,107     230,100
    Credit Agricole SA...................................... 14,671     173,993
    Eiffage SA..............................................    524      25,512
    Electricite de France SA................................  8,531     231,267

                                     1596

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------ -----------
FRANCE -- (Continued)
    GDF Suez................................................ 60,109 $ 1,333,120
    Lafarge SA.............................................. 10,081     690,706
    Lagardere SCA...........................................  3,821     104,508
    Natixis SA.............................................. 45,834     291,503
    Orange SA............................................... 76,407   1,344,234
*   Peugeot SA.............................................. 26,590     383,279
    Renault SA.............................................. 14,931   1,141,122
    Rexel SA................................................ 13,254     247,634
    SCOR SE.................................................  6,437     200,383
    Societe Generale SA..................................... 19,351     777,065
    STMicroelectronics NV................................... 40,080     332,799
    Total SA................................................ 23,291   1,195,540
    Vallourec SA............................................  5,759     124,953
    Vicat...................................................     80       5,618
    Vivendi SA.............................................. 44,817   1,059,817
                                                                    -----------
TOTAL FRANCE................................................         14,709,500
                                                                    -----------
GERMANY -- (7.7%)
    Allianz SE.............................................. 14,626   2,411,701
    Allianz SE ADR.......................................... 42,793     706,085
    Bayerische Motoren Werke AG............................. 15,171   1,764,245
    Bilfinger SE............................................    437      22,830
*   Commerzbank AG.......................................... 28,761     344,824
    Daimler AG.............................................. 40,269   3,646,953
    Deutsche Bank AG........................................ 20,495     594,921
    Deutsche Lufthansa AG................................... 14,362     242,918
    E.ON SE................................................. 42,353     655,622
    Fraport AG Frankfurt Airport Services Worldwide.........  2,675     163,449
    Hannover Rueck SE.......................................  1,458     130,677
    HeidelbergCement AG.....................................  8,175     601,182
    K+S AG..................................................  9,475     299,156
*   Metro AG................................................  8,205     252,480
    Muenchener Rueckversicherungs-Gesellschaft AG...........  5,175   1,037,492
*   Osram Licht AG..........................................    894      41,096
    RWE AG..................................................  2,682      74,397
*   Talanx AG...............................................  4,291     130,688
    Telefonica Deutschland Holding AG....................... 22,387     124,198
    Volkswagen AG...........................................  1,324     293,962
                                                                    -----------
TOTAL GERMANY...............................................         13,538,876
                                                                    -----------
HONG KONG -- (2.8%)
    Cathay Pacific Airways, Ltd............................. 86,000     199,983
    Guoco Group, Ltd........................................  1,000      11,797
    Hang Lung Group, Ltd.................................... 29,000     138,293
    Hang Lung Properties, Ltd............................... 31,000      90,751
    Henderson Land Development Co., Ltd..................... 18,742     134,211
    Hongkong & Shanghai Hotels (The)........................ 19,052      27,256
    Hopewell Holdings, Ltd.................................. 19,000      71,205
    Hutchison Whampoa, Ltd.................................. 78,000   1,032,265
    Kerry Logistics Network, Ltd............................  7,750      11,820
    Kerry Properties, Ltd................................... 30,000     106,585
    MTR Corp., Ltd.......................................... 28,000     124,041

                                     1597

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
HONG KONG -- (Continued)
    New World Development Co., Ltd.......................... 478,474 $  571,692
    Orient Overseas International, Ltd......................   9,000     58,653
    Shangri-La Asia, Ltd....................................  86,000    111,417
    Sino Land Co., Ltd......................................  47,388     79,491
    Sun Hung Kai Properties, Ltd............................  56,362    915,691
    Swire Pacific, Ltd. Class A.............................  26,000    348,181
    Swire Pacific, Ltd. Class B.............................  22,500     54,966
    Wharf Holdings, Ltd. (The)..............................  59,635    485,034
    Wheelock & Co., Ltd.....................................  61,000    345,910
                                                                     ----------
TOTAL HONG KONG.............................................          4,919,242
                                                                     ----------
IRELAND -- (0.2%)
*   Bank of Ireland......................................... 624,908    188,078
#*  Bank of Ireland Sponsored ADR...........................   5,075     61,204
    CRH P.L.C. Sponsored ADR................................   4,156    100,326
                                                                     ----------
TOTAL IRELAND...............................................            349,608
                                                                     ----------
ISRAEL -- (0.5%)
    Bank Hapoalim BM........................................  74,220    329,689
*   Bank Leumi Le-Israel BM.................................  51,693    172,339
*   Israel Discount Bank, Ltd. Class A......................  34,311     53,607
*   Mizrahi Tefahot Bank, Ltd...............................   5,621     61,340
    Paz Oil Co., Ltd........................................     104     13,308
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR......   4,269    242,736
                                                                     ----------
TOTAL ISRAEL................................................            873,019
                                                                     ----------
ITALY -- (1.8%)
*   Banca Monte dei Paschi di Siena SpA.....................  97,370     44,021
*   Banco Popolare SC.......................................   5,617     70,885
    Eni SpA.................................................  19,514    328,393
*   Finmeccanica SpA........................................   2,138     23,350
    Intesa Sanpaolo SpA..................................... 175,921    514,439
    Mediobanca SpA..........................................  30,536    264,509
#*  Telecom Italia SpA...................................... 263,312    305,960
*   Telecom Italia SpA Sponsored ADR........................  24,800    285,200
    UniCredit SpA........................................... 140,141    826,167
    Unione di Banche Italiane SCPA..........................  79,921    549,721
                                                                     ----------
TOTAL ITALY.................................................          3,212,645
                                                                     ----------
JAPAN -- (20.0%)
    77 Bank, Ltd. (The).....................................   9,000     49,774
    Aeon Co., Ltd...........................................  50,000    528,107
    Aisin Seiki Co., Ltd....................................  10,500    366,824
    Alfresa Holdings Corp...................................   5,600     66,393
    Amada Co., Ltd..........................................  10,100     92,052
    Aoyama Trading Co., Ltd.................................   1,900     63,858
    Asahi Glass Co., Ltd....................................  30,000    159,599
    Asahi Kasei Corp........................................  87,000    859,217
    Bank of Kyoto, Ltd. (The)...............................   9,000     75,453
    Bank of Yokohama, Ltd. (The)............................  52,000    280,585
    Canon Marketing Japan, Inc..............................   2,000     36,342
    Chiba Bank, Ltd. (The)..................................  25,000    168,479

                                     1598

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Chugoku Bank, Ltd. (The)................................   5,400 $   76,814
    Citizen Holdings Co., Ltd...............................  13,400    106,960
    Coca-Cola East Japan Co., Ltd...........................   2,800     46,620
    Coca-Cola West Co., Ltd.................................   2,800     40,049
#   Cosmo Oil Co., Ltd......................................  34,000     45,842
    Dai Nippon Printing Co., Ltd............................  26,000    233,828
    Dai-ichi Life Insurance Co., Ltd. (The).................  25,900    346,998
    Daicel Corp.............................................   6,000     74,599
#   Daido Steel Co., Ltd....................................  15,000     58,753
#   Daihatsu Motor Co., Ltd.................................   7,500    104,584
    Daiichi Sankyo Co., Ltd.................................  16,700    242,273
    Denki Kagaku Kogyo K.K..................................  16,000     63,042
    DIC Corp................................................  29,000     71,798
    Ebara Corp..............................................  15,000     57,696
    Fuji Media Holdings, Inc................................   1,800     22,627
    FUJIFILM Holdings Corp..................................  13,100    442,750
    Fujikura, Ltd...........................................   5,000     20,773
    Fukuoka Financial Group, Inc............................  25,000    124,769
#   Fukuyama Transporting Co., Ltd..........................   8,000     44,732
#   Furukawa Electric Co., Ltd..............................  19,000     31,606
    Glory, Ltd..............................................   1,200     31,448
    Gunma Bank, Ltd. (The)..................................  12,000     78,900
    H2O Retailing Corp......................................   3,000     52,990
    Hachijuni Bank, Ltd. (The)..............................  17,000    112,030
    Hankyu Hanshin Holdings, Inc............................  38,000    211,220
    Hiroshima Bank, Ltd. (The)..............................  20,000     99,484
    Hitachi Capital Corp....................................   1,100     21,627
    Hitachi Chemical Co., Ltd...............................   4,600     92,543
    Hitachi Construction Machinery Co., Ltd.................   8,000    147,901
    Hitachi Transport System, Ltd...........................     900     11,774
    Hokkoku Bank, Ltd. (The)................................   2,000      6,381
    Hokuhoku Financial Group, Inc...........................  52,000    107,154
    Honda Motor Co., Ltd....................................  64,200  1,937,219
#   House Foods Group, Inc..................................   1,600     32,010
    Ibiden Co., Ltd.........................................   6,000     90,200
    Idemitsu Kosan Co., Ltd.................................   4,900     81,790
    Inpex Corp..............................................  29,600    327,564
    ITOCHU Corp.............................................  62,400    631,828
    Iyo Bank, Ltd. (The)....................................   8,000     92,313
    J Front Retailing Co., Ltd..............................  14,900    189,874
    JFE Holdings, Inc.......................................  20,700    455,966
    Joyo Bank, Ltd. (The)...................................  14,000     70,367
    JX Holdings, Inc........................................ 122,527    452,153
    K's Holdings Corp.......................................     700     20,559
    Kagoshima Bank, Ltd. (The)..............................   5,000     31,287
    Kamigumi Co., Ltd.......................................   8,000     79,944
    Kaneka Corp.............................................  12,000     73,243
    Kawasaki Kisen Kaisha, Ltd..............................  68,000    194,648
    Keiyo Bank, Ltd. (The)..................................   4,000     21,823
    Kinden Corp.............................................   2,000     23,690
    Kirin Holdings Co., Ltd.................................   7,100     95,596
    Kobe Steel, Ltd......................................... 251,000    440,206
    Konica Minolta, Inc.....................................  31,000    341,137

                                     1599

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Kuraray Co., Ltd........................................  22,400 $  281,274
    Kyocera Corp............................................   4,600    202,467
    LIXIL Group Corp........................................  10,300    200,686
    Marubeni Corp...........................................  45,500    251,148
    Marui Group Co., Ltd....................................   6,000     62,368
    Matsumotokiyoshi Holdings Co., Ltd......................   1,400     46,138
    Medipal Holdings Corp...................................   4,200     49,003
    Mitsubishi Chemical Holdings Corp....................... 106,100    549,898
    Mitsubishi Corp.........................................  21,400    373,327
    Mitsubishi Gas Chemical Co., Inc........................  13,000     58,778
    Mitsubishi Materials Corp...............................  73,000    230,195
    Mitsubishi UFJ Financial Group, Inc..................... 412,000  2,189,477
    Mitsui & Co., Ltd.......................................  26,100    332,116
    Mitsui Chemicals, Inc...................................  56,000    163,854
    Mitsui Engineering & Shipbuilding Co., Ltd..............   8,000     13,006
    Mitsui Mining & Smelting Co., Ltd.......................  21,000     43,852
#   Mitsui OSK Lines, Ltd...................................  61,000    205,933
    Mizuho Financial Group, Inc............................. 986,300  1,612,717
    MS&AD Insurance Group Holdings..........................  10,650    258,946
    Nagase & Co., Ltd.......................................   2,000     24,863
    Nanto Bank, Ltd. (The)..................................   3,000     10,057
    NEC Corp................................................ 147,000    415,224
    NHK Spring Co., Ltd.....................................   9,900     89,296
#   Nikon Corp..............................................  14,400    182,712
    Nippo Corp..............................................   2,000     31,099
    Nippon Electric Glass Co., Ltd..........................  16,000     82,576
    Nippon Express Co., Ltd.................................  64,000    373,363
    Nippon Paper Industries Co., Ltd........................   4,100     64,653
    Nippon Shokubai Co., Ltd................................   3,000     40,297
    Nippon Steel & Sumitomo Metal Corp...................... 322,185    753,041
    Nippon Yusen K.K........................................ 115,000    341,908
    Nishi-Nippon City Bank, Ltd. (The)......................  18,000     58,452
    Nissan Motor Co., Ltd................................... 102,200    871,482
    Nissan Shatai Co., Ltd..................................   1,200     13,188
    Nisshin Seifun Group, Inc...............................   7,260     89,289
    Nisshin Steel Co., Ltd..................................   2,300     23,808
    Nisshinbo Holdings, Inc.................................   3,000     33,712
    NOK Corp................................................   5,100    146,703
    Nomura Holdings, Inc....................................  50,900    270,617
    Nomura Real Estate Holdings, Inc........................   3,000     50,480
    NTN Corp................................................  26,000    111,273
    NTT DOCOMO, Inc.........................................  58,700    990,933
    Oji Holdings Corp.......................................  53,000    199,781
    Onward Holdings Co., Ltd................................   2,000     12,898
    Otsuka Holdings Co., Ltd................................   6,200    191,822
    Rengo Co., Ltd..........................................   6,000     25,209
    Resona Holdings, Inc....................................  36,100    179,100
    Ricoh Co., Ltd..........................................  55,800    544,350
    Rohm Co., Ltd...........................................   2,700    173,588
    Sankyo Co., Ltd.........................................   1,800     64,692
    SBI Holdings, Inc.......................................   8,180     87,408
    Sega Sammy Holdings, Inc................................   4,000     52,089
    Seino Holdings Co., Ltd.................................   5,000     54,407

                                     1600

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
JAPAN -- (Continued)
#   Sekisui House, Ltd.....................................  37,500 $   484,932
    Shiga Bank, Ltd. (The).................................   4,000      22,312
    Shinsei Bank, Ltd......................................  32,000      58,001
    Shizuoka Bank, Ltd. (The)..............................   5,000      45,689
    Showa Denko K.K........................................  88,000     112,471
    Showa Shell Sekiyu K.K.................................   3,900      38,062
    SKY Perfect JSAT Holdings, Inc.........................   2,300      13,928
#   Sojitz Corp............................................  34,370      44,427
    Sompo Japan Nipponkoa Holdings, Inc....................   6,400     177,581
#   Sony Corp..............................................  15,300     359,872
    Sony Corp. Sponsored ADR...............................  29,100     677,739
    Sumitomo Bakelite Co., Ltd.............................   2,000       8,278
    Sumitomo Chemical Co., Ltd............................. 112,000     440,642
    Sumitomo Corp..........................................  16,200     159,867
    Sumitomo Dainippon Pharma Co., Ltd.....................   1,700      17,871
    Sumitomo Electric Industries, Ltd......................  46,200     595,318
    Sumitomo Forestry Co., Ltd.............................   7,200      66,967
    Sumitomo Heavy Industries, Ltd.........................  24,000     129,874
    Sumitomo Metal Mining Co., Ltd.........................  21,000     300,134
    Sumitomo Mitsui Financial Group, Inc...................  53,400   1,791,935
    Sumitomo Mitsui Trust Holdings, Inc....................  84,030     295,494
    Sumitomo Osaka Cement Co., Ltd.........................  14,000      40,710
    Sumitomo Rubber Industries, Ltd........................   8,700     135,289
    Suzuki Motor Corp......................................  11,600     366,794
    T&D Holdings, Inc......................................  42,100     474,113
    Takashimaya Co., Ltd...................................  12,000     105,253
    TDK Corp...............................................   8,800     548,430
    Teijin, Ltd............................................  67,000     199,583
    Tokai Rika Co., Ltd....................................   2,400      49,421
    Tokio Marine Holdings, Inc.............................  14,500     506,227
    Tokyo Broadcasting System Holdings, Inc................   1,700      19,402
    Toppan Printing Co., Ltd...............................  16,000     106,881
    Tosoh Corp.............................................  35,000     188,680
    Toyo Seikan Group Holdings, Ltd........................   5,100      65,434
    Toyoda Gosei Co., Ltd..................................   1,900      41,856
    Toyota Tsusho Corp.....................................  16,000     378,921
    TS Tech Co., Ltd.......................................   1,800      45,351
    TV Asahi Holdings Corp.................................     700      10,898
    Ube Industries, Ltd....................................  42,000      62,902
#   UNY Group Holdings Co., Ltd............................   5,300      30,494
#   Ushio, Inc.............................................   4,100      47,499
    Wacoal Holdings Corp...................................   2,000      19,824
#   Yamada Denki Co., Ltd..................................  35,300     131,144
    Yamaguchi Financial Group, Inc.........................   7,000      72,828
    Yamaha Corp............................................   5,000      72,814
    Yamato Kogyo Co., Ltd..................................   1,600      41,177
    Yamazaki Baking Co., Ltd...............................   5,000      73,615
    Yokohama Rubber Co., Ltd. (The)........................   7,000      65,856
                                                                    -----------
TOTAL JAPAN................................................          35,183,008
                                                                    -----------
NETHERLANDS -- (2.5%)
    Aegon NV...............................................  51,287     365,515
#   ArcelorMittal(B295F26).................................  35,529     342,500

                                     1601

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
NETHERLANDS -- (Continued)
    ArcelorMittal(B03XPL1).............................  41,451 $  396,010
    Boskalis Westminster NV............................   4,409    194,915
    Fugro NV...........................................   1,469     31,855
*   ING Groep NV....................................... 109,394  1,360,030
#*  ING Groep NV Sponsored ADR.........................  20,692    257,409
    Koninklijke DSM NV.................................  12,633    670,064
    Koninklijke KPN NV.................................  57,323    176,921
    Koninklijke Philips NV.............................  22,102    609,460
    TNT Express NV.....................................   3,513     22,976
                                                                ----------
TOTAL NETHERLANDS......................................          4,427,655
                                                                ----------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd................  17,920     57,958
    Contact Energy, Ltd................................  20,560    105,518
    Fletcher Building, Ltd.............................   4,281     26,006
                                                                ----------
TOTAL NEW ZEALAND......................................            189,482
                                                                ----------
NORWAY -- (0.8%)
    DNB ASA............................................  18,909    273,965
    Norsk Hydro ASA....................................  34,273    201,414
#   Petroleum Geo-Services ASA.........................   2,320     12,615
#   Seadrill, Ltd......................................  10,357    111,234
    Statoil ASA........................................  19,788    331,375
*   Storebrand ASA.....................................  20,270     61,276
    Subsea 7 SA........................................  10,265     87,319
    Yara International ASA.............................   6,092    317,164
                                                                ----------
TOTAL NORWAY...........................................          1,396,362
                                                                ----------
PORTUGAL -- (0.1%)
*   Banco Espirito Santo SA............................  40,541         --
    EDP Renovaveis SA..................................  22,018    147,180
                                                                ----------
TOTAL PORTUGAL.........................................            147,180
                                                                ----------
SINGAPORE -- (1.2%)
    CapitaLand, Ltd....................................  47,000    120,629
    City Developments, Ltd.............................  18,000    133,415
    DBS Group Holdings, Ltd............................  46,592    679,294
    Golden Agri-Resources, Ltd......................... 277,000     85,926
    Hutchison Port Holdings Trust...................... 215,000    153,307
    Keppel Land, Ltd...................................  25,000     83,837
*   Neptune Orient Lines, Ltd..........................   7,000      5,217
    Noble Group, Ltd................................... 257,000    201,037
    Olam International, Ltd............................  13,000     18,927
    OUE, Ltd...........................................   3,000      4,872
    Singapore Airlines, Ltd............................  36,800    343,731
    United Industrial Corp., Ltd.......................  24,000     62,492
    UOL Group, Ltd.....................................  12,799     68,115
    Venture Corp., Ltd.................................  10,000     60,050

                                     1602

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
SINGAPORE -- (Continued)
    Wilmar International, Ltd..........................  58,000 $  137,645
                                                                ----------
TOTAL SINGAPORE........................................          2,158,494
                                                                ----------
SPAIN -- (2.5%)
*   Acciona SA.........................................     930     66,480
    Banco de Sabadell SA............................... 290,243    733,468
*   Banco Popular......................................     241      1,022
    Banco Popular Espanol SA...........................  57,182    241,705
    Banco Santander SA.................................  45,573    306,524
    CaixaBank SA.......................................  39,671    172,795
    Iberdrola SA....................................... 282,717  1,951,433
    Mapfre SA..........................................  76,447    257,348
    Repsol SA..........................................  31,915    565,364
                                                                ----------
TOTAL SPAIN............................................          4,296,139
                                                                ----------
SWEDEN -- (3.2%)
    Boliden AB.........................................  23,836    372,360
    ICA Gruppen AB.....................................   1,636     62,857
    Meda AB Class A....................................  12,823    180,600
    Nordea Bank AB.....................................  52,864    671,149
    Saab AB Class B....................................     854     20,788
    Skandinaviska Enskilda Banken AB Class A...........  64,662    778,634
#*  SSAB AB Class A....................................   5,533     26,870
*   SSAB AB Class B....................................   2,545     10,953
    Svenska Cellulosa AB Class A.......................     318      7,678
    Svenska Cellulosa AB Class B.......................  42,476  1,023,846
    Svenska Handelsbanken AB Class A...................   8,932    422,965
    Swedbank AB Class A................................  12,557    303,764
    Tele2 AB Class B...................................  21,048    238,111
    Telefonaktiebolaget LM Ericsson Class A............     164      1,919
    Telefonaktiebolaget LM Ericsson Class B............  65,764    797,340
    Telefonaktiebolaget LM Ericsson Sponsored ADR......  30,813    373,762
    TeliaSonera AB.....................................  38,350    236,304
                                                                ----------
TOTAL SWEDEN...........................................          5,529,900
                                                                ----------
SWITZERLAND -- (9.9%)
    ABB, Ltd...........................................  72,246  1,389,017
    Adecco SA..........................................  11,017    823,009
    Aryzta AG..........................................   5,907    442,844
    Baloise Holding AG.................................   2,594    337,654
    Cie Financiere Richemont SA........................   8,674    720,619
    Clariant AG........................................  22,062    354,454
    Credit Suisse Group AG.............................  21,110    444,489
*   Dufry AG...........................................     338     49,653
    Givaudan SA........................................      56    102,078
    Helvetia Holding AG................................      59     30,095
    Holcim, Ltd........................................  13,089    915,090
    Julius Baer Group, Ltd.............................   5,422    220,589
    Lonza Group AG.....................................   3,945    467,231
    Novartis AG........................................  38,719  3,773,272
    Novartis AG ADR....................................  10,786  1,050,556
    OC Oerlikon Corp. AG...............................   1,284     14,605

                                     1603

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
SWITZERLAND -- (Continued)
    Sulzer AG..........................................   1,072 $   113,504
    Swatch Group AG (The)(7184736).....................   1,700     124,971
    Swatch Group AG (The)(7184725).....................     894     355,556
    Swiss Life Holding AG..............................     864     192,805
    Swiss Re AG........................................  19,881   1,793,413
    Syngenta AG........................................     943     307,167
    UBS Group AG(BRJL176)..............................  60,854   1,019,977
*   UBS Group AG(H42097107)............................  10,891     181,662
    Zurich Insurance Group AG..........................   6,258   2,075,016
                                                                -----------
TOTAL SWITZERLAND......................................          17,299,326
                                                                -----------
UNITED KINGDOM -- (16.4%)
    Anglo American P.L.C...............................  62,057   1,036,576
    Barclays P.L.C.....................................     293       1,029
    Barclays P.L.C. Sponsored ADR...................... 159,840   2,244,154
    Barratt Developments P.L.C.........................  18,885     129,994
    BP P.L.C. Sponsored ADR............................ 155,937   6,055,034
    Carnival P.L.C.....................................   3,014     134,940
    Carnival P.L.C. ADR................................   2,954     131,630
    Friends Life Group, Ltd............................  48,633     290,819
    Glencore P.L.C..................................... 124,948     465,878
    HSBC Holdings P.L.C. Sponsored ADR.................  86,184   3,940,332
    Investec P.L.C.....................................   6,563      55,144
    J Sainsbury P.L.C..................................  78,611     301,238
    Kingfisher P.L.C................................... 162,816     837,552
*   Lloyds Banking Group P.L.C.........................  71,659      79,385
*   Lloyds Banking Group P.L.C. ADR.................... 236,445   1,037,994
    Old Mutual P.L.C................................... 101,877     317,841
*   Royal Bank of Scotland Group P.L.C.................  14,067      76,380
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR..  18,812     204,298
#   Royal Dutch Shell P.L.C............................  44,928   2,874,943
    Royal Dutch Shell P.L.C. ADR.......................  55,539   3,412,872
*   RSA Insurance Group P.L.C..........................       1           7
    Standard Chartered P.L.C...........................  71,851     958,125
    Vedanta Resources P.L.C............................   3,221      17,999
    Vodafone Group P.L.C............................... 830,533   2,920,550
    Vodafone Group P.L.C. Sponsored ADR................  25,108     882,038

                                     1604

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- ------------
UNITED KINGDOM -- (Continued)
      WM Morrison Supermarkets P.L.C..................... 176,398 $    475,943
                                                                  ------------
TOTAL UNITED KINGDOM.....................................           28,882,695
                                                                  ------------
TOTAL COMMON STOCKS......................................          168,324,533
                                                                  ------------
PREFERRED STOCKS -- (0.0%)

GERMANY -- (0.0%)
      Porsche Automobil Holding SE.......................     398       33,354
                                                                  ------------
RIGHTS/WARRANTS -- (0.0%)

SPAIN -- (0.0%)
*     Banco Santander SA.................................  45,572        6,976
                                                                  ------------
SECURITIES LENDING COLLATERAL -- (4.2%)
(S)@  DFA Short Term Investment Fund..................... 630,428    7,294,056
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $182,623,159)^^......         $175,658,919
                                                                  ============

                                     1605

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
 Common Stocks
    Australia.................... $    64,862 $  9,761,362   --    $  9,826,224
    Austria......................          --      251,688   --         251,688
    Belgium......................          --    2,832,605   --       2,832,605
    Canada.......................  14,363,604           --   --      14,363,604
    Denmark......................          --    2,279,192   --       2,279,192
    Finland......................          --    1,658,089   --       1,658,089
    France.......................         418   14,709,082   --      14,709,500
    Germany......................     706,085   12,832,791   --      13,538,876
    Hong Kong....................          --    4,919,242   --       4,919,242
    Ireland......................     161,530      188,078   --         349,608
    Israel.......................     242,736      630,283   --         873,019
    Italy........................     285,200    2,927,445   --       3,212,645
    Japan........................     677,739   34,505,269   --      35,183,008
    Netherlands..................     599,909    3,827,746   --       4,427,655
    New Zealand..................          --      189,482   --         189,482
    Norway.......................     111,234    1,285,128   --       1,396,362
    Portugal.....................          --      147,180   --         147,180
    Singapore....................          --    2,158,494   --       2,158,494
    Spain........................          --    4,296,139   --       4,296,139
    Sweden.......................     373,762    5,156,138   --       5,529,900
    Switzerland..................   2,252,195   15,047,131   --      17,299,326
    United Kingdom...............  20,783,295    8,099,400   --      28,882,695
 Preferred Stocks
    Germany......................          --       33,354   --          33,354
 Rights/Warrants
    Spain........................          --        6,976   --           6,976
 Securities Lending Collateral...          --    7,294,056   --       7,294,056
                                  ----------- ------------   --    ------------
 TOTAL........................... $40,622,569 $135,036,350   --    $175,658,919
                                  =========== ============   ==    ============

                                     1606

                       VA INTERNATIONAL SMALL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                        SHARES  VALUE++
                                                        ------- --------
COMMON STOCKS -- (89.9%)

AUSTRALIA -- (4.7%)
    Adelaide Brighton, Ltd.............................  40,999 $113,622
*   AED Oil, Ltd.......................................   4,139       --
    Ainsworth Game Technology, Ltd.....................   8,468   19,292
*   Alkane Resources, Ltd..............................  19,700    4,006
*   Alliance Resources, Ltd............................  21,658    1,255
#   ALS, Ltd...........................................   3,013   11,377
    Amalgamated Holdings, Ltd..........................   5,533   50,534
#   Amcom Telecommunications, Ltd......................  19,211   42,559
    Ansell, Ltd........................................  10,331  181,337
*   Antares Energy, Ltd................................  12,881    1,766
*   APN News & Media, Ltd..............................  73,867   46,468
#*  Aquarius Platinum, Ltd.............................  55,455   11,889
#   ARB Corp., Ltd.....................................   6,754   60,528
    Arrium, Ltd........................................ 211,294   33,345
#   Atlas Iron, Ltd....................................  49,744    6,500
#   Ausdrill, Ltd......................................  21,215    6,156
*   Ausenco, Ltd.......................................   6,384    2,051
*   Austal, Ltd........................................   6,527    7,838
    Austbrokers Holdings, Ltd..........................   3,717   25,579
#   Austin Engineering, Ltd............................   1,943    1,045
*   Australian Agricultural Co., Ltd...................  35,981   44,678
    Australian Pharmaceutical Industries, Ltd..........  21,680   15,325
    Automotive Holdings Group, Ltd.....................  21,427   62,663
    AVJennings, Ltd....................................  30,044   13,260
*   AWE, Ltd...........................................  53,433   55,477
#   BC Iron, Ltd.......................................  16,407    5,836
    Beach Energy, Ltd.................................. 102,628   76,405
#*  Beadell Resources, Ltd.............................  69,221   15,950
#   Bega Cheese, Ltd...................................   9,353   37,015
*   Billabong International, Ltd.......................  43,292   21,583
    Blackmores, Ltd....................................     382   11,992
#*  Boart Longyear, Ltd................................  30,454    3,861
*   Boom Logistics, Ltd................................  20,098    2,036
    Bradken, Ltd.......................................  21,442   45,223
#   Breville Group, Ltd................................   7,643   42,873
    Brickworks, Ltd....................................   2,046   19,287
    BT Investment Management, Ltd......................   7,784   43,522
#   Cabcharge Australia, Ltd...........................   9,538   32,080
#   Cardno, Ltd........................................  15,729   35,923
*   Carnarvon Petroleum, Ltd...........................   6,703      728
#   carsales.com, Ltd..................................  12,426   98,946
    Cash Converters International, Ltd.................  15,875   13,637
    Cedar Woods Properties, Ltd........................   2,100    9,480
*   Coal of Africa, Ltd................................  22,474      614
*   Cockatoo Coal, Ltd.................................  92,097    1,004
    Codan, Ltd.........................................   2,725    1,717
#   Corporate Travel Management, Ltd...................   4,043   30,600
    CSG, Ltd...........................................  14,081   13,119
    CSR, Ltd...........................................  39,692  122,607
#*  Cudeco, Ltd........................................   4,262    4,678
    Decmil Group, Ltd..................................   8,327    8,080

                                     1607

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
AUSTRALIA -- (Continued)
    Domino's Pizza Enterprises, Ltd....................   4,660 $ 94,210
    Downer EDI, Ltd....................................  36,327  117,951
*   Drillsearch Energy, Ltd............................  45,211   27,246
    DuluxGroup, Ltd....................................  29,769  137,895
    Echo Entertainment Group, Ltd......................  50,672  158,328
*   Elders, Ltd........................................   1,583    4,050
#*  Emeco Holdings, Ltd................................  37,864    3,533
*   Energy World Corp., Ltd............................  50,545   11,518
#   Evolution Mining, Ltd..............................   9,266    6,667
    Fairfax Media, Ltd................................. 198,178  137,858
#   Fleetwood Corp., Ltd...............................   6,315    7,170
#   FlexiGroup, Ltd....................................   6,860   15,604
*   Flinders Mines, Ltd................................ 135,740    1,593
#   G8 Education, Ltd..................................   5,195   16,859
*   Galaxy Resources, Ltd..............................  21,890      426
#*  Gindalbie Metals, Ltd..............................  27,192      447
    Goodman Fielder, Ltd............................... 127,846   63,453
#   GrainCorp, Ltd. Class A............................  15,146  104,546
#   Greencross, Ltd....................................   2,164   14,913
#*  Gryphon Minerals, Ltd..............................  13,245      802
    GUD Holdings, Ltd..................................   5,383   32,740
*   Gunns, Ltd.........................................  32,848       --
#   GWA Group, Ltd.....................................  26,214   53,681
    Hills, Ltd.........................................  26,079   21,884
*   Horizon Oil, Ltd...................................  75,236    7,305
#   iiNET, Ltd.........................................  11,907   69,105
#*  Imdex, Ltd.........................................  13,781    3,163
    IMF Bentham, Ltd...................................  13,775   22,997
    Independence Group NL..............................  25,117   96,711
#*  Infigen Energy.....................................  14,000    2,712
#   Infomedia, Ltd.....................................  29,538   21,026
*   Intrepid Mines, Ltd................................   1,323      134
#   Invocare, Ltd......................................   7,742   78,132
#   IOOF Holdings, Ltd.................................  16,362  119,393
#   Iress, Ltd.........................................   9,257   74,057
#   JB Hi-Fi, Ltd......................................   7,902  102,430
#*  Karoon Gas Australia, Ltd..........................   5,930    9,645
#*  Kingsgate Consolidated, Ltd........................  11,507    7,077
#*  Lynas Corp., Ltd...................................  10,000      346
#   M2 Group, Ltd......................................  13,792   96,068
    MACA, Ltd..........................................   3,463    2,211
*   Macmahon Holdings, Ltd.............................  69,831    3,082
    Macquarie Atlas Roads Group........................  10,938   24,946
#   Magellan Financial Group, Ltd......................   8,522  125,541
*   Mayne Pharma Group, Ltd............................  52,407   25,403
    McMillan Shakespeare, Ltd..........................   4,394   39,045
*   Medusa Mining, Ltd.................................   7,354    4,855
#*  Mesoblast, Ltd.....................................   7,543   23,431
#   Metcash, Ltd.......................................  81,663   92,188
    Mincor Resources NL................................  14,047    7,868
*   Mineral Deposits, Ltd..............................   3,797    2,538
#   Mineral Resources, Ltd.............................  13,856   71,773
#   MMA Offshore, Ltd..................................  18,410   11,378

                                     1608

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
AUSTRALIA -- (Continued)
*   Molopo Energy, Ltd.................................  15,907 $  1,729
#   Monadelphous Group, Ltd............................   7,985   50,299
    Mortgage Choice, Ltd...............................  10,500   19,616
    Mount Gibson Iron, Ltd.............................  65,404   10,771
#   Myer Holdings, Ltd.................................  78,652   94,739
    Navitas, Ltd.......................................  19,169   79,205
    New Hope Corp., Ltd................................   4,268    7,776
#   NIB Holdings, Ltd..................................  27,676   71,060
    Northern Star Resources, Ltd.......................  63,127   91,330
#   NRW Holdings, Ltd..................................  16,092    3,545
    Nufarm, Ltd........................................  20,029   88,012
#*  Orocobre, Ltd......................................   7,187   16,339
    OZ Minerals, Ltd...................................  24,231   72,380
    OzForex Group, Ltd.................................   8,885   17,486
#   Pacific Brands, Ltd................................  98,336   37,302
#*  Paladin Energy, Ltd................................ 121,724   35,593
    PanAust, Ltd.......................................  15,632   14,592
    Panoramic Resources, Ltd...........................   8,860    3,101
    Peet, Ltd..........................................  19,305   15,556
#   Perpetual, Ltd.....................................   3,854  146,227
#*  Perseus Mining, Ltd................................  28,599    8,163
#*  Platinum Australia, Ltd............................  23,193      108
*   PMP, Ltd...........................................  17,571    5,511
    Premier Investments, Ltd...........................   8,397   66,721
    Primary Health Care, Ltd...........................  41,307  147,942
    Prime Media Group, Ltd.............................  30,543   19,111
    Programmed Maintenance Services, Ltd...............   4,827    8,131
*   Qantas Airways, Ltd................................  35,785   72,109
    Qube Holdings, Ltd.................................  36,157   65,529
    RCR Tomlinson, Ltd.................................  10,693   17,060
#   Reckon, Ltd........................................   1,448    2,150
*   Red Fork Energy, Ltd...............................   6,630       31
#*  Regis Resources, Ltd...............................  22,571   33,978
#   Reject Shop, Ltd. (The)............................   1,897    8,570
*   Resolute Mining, Ltd...............................  79,046   23,720
#   Retail Food Group, Ltd.............................  14,799   70,715
    Ridley Corp., Ltd..................................  33,330   23,564
    SAI Global, Ltd....................................  17,990   54,675
    Salmat, Ltd........................................   3,642    4,544
*   Samson Oil & Gas, Ltd..............................  76,724      597
    Sandfire Resources NL..............................  10,113   33,363
*   Saracen Mineral Holdings, Ltd......................  36,822   10,699
    Select Harvests, Ltd...............................   4,176   21,441
#*  Senex Energy, Ltd..................................  69,792   14,900
    Servcorp, Ltd......................................   1,569    6,192
*   Service Stream, Ltd................................  25,993    4,138
    Seven West Media, Ltd..............................  63,599   64,464
#   Sigma Pharmaceuticals, Ltd......................... 129,270   80,220
*   Silex Systems, Ltd.................................   1,112      455
*   Silver Lake Resources, Ltd.........................  25,841    4,721
#   Sims Metal Management, Ltd.........................  13,980  117,614
    Sirtex Medical, Ltd................................   4,652   96,994
    Skilled Group, Ltd.................................  14,670   14,822

                                     1609

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                      SHARES   VALUE++
                                                      ------- ----------
AUSTRALIA -- (Continued)
    Slater & Gordon, Ltd.............................  13,736 $   70,495
#   SMS Management & Technology, Ltd.................   6,207     17,356
#   Southern Cross Media Group, Ltd..................  67,418     54,853
    Spark Infrastructure Group....................... 114,456    189,529
    Specialty Fashion Group, Ltd.....................  19,600     11,260
#*  St Barbara, Ltd..................................  26,761      4,472
    STW Communications Group, Ltd....................  29,890     21,259
#*  Sundance Energy Australia, Ltd...................  47,232     17,006
    Sunland Group, Ltd...............................  14,139     18,711
#   Super Retail Group, Ltd..........................  11,908     80,367
    Tabcorp Holdings, Ltd............................  57,308    202,558
*   Tap Oil, Ltd.....................................  20,587      6,007
    Tassal Group, Ltd................................  11,741     34,291
    Technology One, Ltd..............................  23,020     59,125
#*  Ten Network Holdings, Ltd........................ 186,849     28,856
#   TFS Corp., Ltd...................................  22,201     25,294
*   Tiger Resources, Ltd............................. 103,721      3,910
    Tox Free Solutions, Ltd..........................   8,871     20,040
*   Transfield Services, Ltd.........................  57,764     63,248
#   Transpacific Industries Group, Ltd............... 140,011     89,569
    Treasury Wine Estates, Ltd.......................   7,763     29,514
#*  Troy Resources, Ltd..............................   2,843      1,268
#   UGL, Ltd.........................................   8,011     11,122
    UXC, Ltd.........................................  17,099      9,883
#   Village Roadshow, Ltd............................  10,695     50,452
*   Virgin Australia Holdings, Ltd...................  62,219     22,699
*   Virgin Australia Holdings, Ltd. (ACI01NXR8)...... 110,192         --
#   Virtus Health, Ltd...............................   3,985     24,775
#   Vocus Communications, Ltd........................   4,713     22,683
    Watpac, Ltd......................................   6,412      4,029
    Western Areas, Ltd...............................  13,924     43,135
#*  White Energy Co., Ltd............................   9,723      1,345
#*  Whitehaven Coal, Ltd.............................  10,803     10,314
    Wide Bay Australia, Ltd..........................     777      3,476
                                                              ----------
TOTAL AUSTRALIA......................................          6,927,791
                                                              ----------
AUSTRIA -- (0.7%)
    Agrana Beteiligungs AG...........................     319     25,221
    Atrium European Real Estate, Ltd.................  11,257     52,456
    Austria Technologie & Systemtechnik AG...........   1,819     23,589
    BUWOG AG.........................................     358      6,992
#   Conwert Immobilien Invest SE.....................   6,814     79,285
    EVN AG...........................................   2,083     23,034
#   Flughafen Wien AG................................     149     12,950
*   IMMOFINANZ AG....................................   7,160     16,361
*   Kapsch TrafficCom AG.............................     127      2,917
    Lenzing AG.......................................     646     41,897
    Mayr Melnhof Karton AG...........................     840     86,697
    Oberbank AG......................................   1,045     59,924
    Oesterreichische Post AG.........................   1,954     96,857
    Palfinger AG.....................................     904     23,698
    RHI AG...........................................   2,079     54,534
    S IMMO AG........................................   2,718     21,038

                                     1610

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
AUSTRIA -- (Continued)
    Schoeller-Bleckmann Oilfield Equipment AG..........    838 $   49,568
    Semperit AG Holding................................    778     34,355
    Strabag SE.........................................  1,012     22,425
    UNIQA Insurance Group AG........................... 11,622     98,370
    Wienerberger AG.................................... 11,751    166,046
    Zumtobel Group AG..................................  2,862     65,670
                                                               ----------
TOTAL AUSTRIA..........................................         1,063,884
                                                               ----------
BELGIUM -- (1.3%)
*   Ablynx NV..........................................  4,354     51,349
    Ackermans & van Haaren NV..........................  2,145    254,938
*   AGFA-Gevaert NV.................................... 15,370     35,902
    Banque Nationale de Belgique.......................     20     78,891
    Barco NV...........................................  1,156     74,400
    Cie d'Entreprises CFE..............................    822     78,271
    Cie Immobiliere de Belgique SA.....................    200     10,773
    Cie Maritime Belge SA..............................  1,500     23,484
    D'ieteren SA.......................................  2,276     73,492
    Deceuninck NV......................................  6,500     13,444
    Econocom Group.....................................  7,084     58,003
    Elia System Operator SA............................  2,535    111,333
*   Euronav NV.........................................  7,113     83,396
#   EVS Broadcast Equipment SA.........................  1,309     44,144
    Exmar NV...........................................  2,768     24,386
    Fagron.............................................  2,758    112,604
*   Ion Beam Applications..............................  1,765     34,628
    Kinepolis Group NV.................................  2,000     87,804
    Lotus Bakeries.....................................      6      7,201
    Melexis NV.........................................  2,002    100,208
*   Mobistar SA........................................  2,853     63,400
#   NV Bekaert SA......................................  3,021     91,176
#*  Nyrstar NV......................................... 41,403    155,658
    Recticel SA........................................  1,421      8,206
*   Roularta Media Group NV............................    455      5,539
    Sipef SA...........................................    540     31,588
*   Tessenderlo Chemie NV..............................  3,841     99,415
#*  ThromboGenics NV...................................  2,924     22,917
    Umicore SA.........................................  2,113     88,495
    Van de Velde NV....................................    393     21,378
*   Viohalco SA........................................  9,200     23,173
                                                               ----------
TOTAL BELGIUM..........................................         1,969,596
                                                               ----------
CANADA -- (8.1%)
*   5N Plus, Inc.......................................  2,300      4,127
    Absolute Software Corp.............................  2,400     16,621
#   Acadian Timber Corp................................    500      6,229
*   Advantage Oil & Gas, Ltd........................... 21,179     88,836
    Aecon Group, Inc...................................  5,091     39,263
#   AG Growth International, Inc.......................  1,006     42,830
    AGF Management, Ltd. Class B.......................  7,733     43,816
    AGT Food & Ingredient, Inc.........................  1,730     38,189
*   Ainsworth Lumber Co, Ltd...........................  5,800     16,614

                                     1611

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
*   Air Canada.........................................  3,900 $ 36,063
    Akita Drilling, Ltd. Class A.......................  1,200    9,774
    Alacer Gold Corp................................... 19,885   46,634
    Alamos Gold, Inc................................... 12,769   68,131
#   Alaris Royalty Corp................................    900   23,585
*   Alexco Resource Corp...............................  2,700    1,424
#   Algonquin Power & Utilities Corp................... 11,549   91,978
#*  Altius Minerals Corp...............................  1,000   10,923
#   Altus Group, Ltd...................................  2,300   34,010
#*  Argonaut Gold, Inc.................................  9,592   18,721
#*  Asanko Gold, Inc...................................  2,901    4,566
#*  Athabasca Oil Corp................................. 13,445   19,680
*   ATS Automation Tooling Systems, Inc................  9,760  111,372
    AuRico Gold, Inc................................... 23,822   93,923
    AutoCanada, Inc....................................  1,300   33,127
#*  Avigilon Corp......................................  3,800   57,866
    Axia NetMedia Corp.................................  4,000   10,010
*   B2Gold Corp........................................ 69,414  136,566
#   Badger Daylighting, Ltd............................  1,800   32,014
#*  Ballard Power Systems, Inc.........................  3,700    5,794
*   Bankers Petroleum, Ltd............................. 32,396   74,444
*   Bellatrix Exploration, Ltd......................... 11,156   22,563
#*  Birchcliff Energy, Ltd.............................  7,200   38,530
#   Bird Construction, Inc.............................  3,138   27,436
#   Black Diamond Group, Ltd...........................  2,510   19,970
*   BlackPearl Resources, Inc.......................... 31,370   22,712
#   BMTC Group, Inc. Class A...........................    850   10,937
#*  BNK Petroleum, Inc.................................  3,400      763
#   Bonavista Energy Corp..............................  9,378   44,281
#   Bonterra Energy Corp...............................  2,261   70,729
    Boralex, Inc. Class A..............................  2,200   23,563
#*  Brookfield Residential Properties, Inc.............  3,570   86,110
    Calfrac Well Services, Ltd.........................  5,244   33,675
    Calvalley Petroleum, Inc. Class A..................  2,013    1,347
    Canaccord Genuity Group, Inc.......................  9,250   46,443
#*  Canacol Energy, Ltd................................  8,550   24,088
#   Canadian Energy Services & Technology Corp......... 14,133   59,726
    Canadian Western Bank..............................  6,116  124,033
    Canam Group, Inc. Class A..........................  3,600   31,589
    CanElson Drilling, Inc.............................  7,191   18,279
#   Canexus Corp....................................... 23,272   43,405
*   Canfor Corp........................................  3,167   79,131
    Canfor Pulp Products, Inc..........................  3,143   38,957
    Canyon Services Group, Inc.........................  5,900   32,734
    Capital Power Corp.................................  6,280  124,987
#   Capstone Infrastructure Corp....................... 10,094   26,770
*   Capstone Mining Corp............................... 29,312   26,758
    Cascades, Inc......................................  3,900   24,093
#   Cathedral Energy Services, Ltd.....................    511      941
    CCL Industries, Inc. Class B.......................  1,500  155,052
*   Celestica, Inc..................................... 20,200  226,370
    Centerra Gold, Inc................................. 13,811   82,820
*   Cequence Energy, Ltd............................... 13,468    9,221

                                     1612

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
*   China Gold International Resources Corp., Ltd......  9,700 $ 16,565
*   Chinook Energy, Inc................................  6,624    5,943
#   Cineplex, Inc......................................  4,452  158,327
#   Cogeco Cable, Inc..................................  1,504   86,403
    Cogeco, Inc........................................    400   18,730
    COM DEV International, Ltd.........................  4,500   13,670
    Computer Modelling Group, Ltd......................  9,162   79,168
#*  Copper Mountain Mining Corp........................ 12,235    9,532
    Corby Spirit and Wine, Ltd.........................    900   15,865
#*  Corridor Resources, Inc............................  2,900    2,031
#   Corus Entertainment, Inc. Class B..................  8,196  139,126
    Cott Corp..........................................  9,010   68,495
*   Crew Energy, Inc................................... 13,428   55,268
*   DeeThree Exploration, Ltd..........................  9,700   42,214
*   Delphi Energy Corp................................. 16,088   14,813
*   Denison Mines Corp................................. 20,344   17,451
*   Descartes Systems Group, Inc. (The)................  5,100   77,903
    DH Corp............................................  5,466  152,663
#   DirectCash Payments, Inc...........................    100    1,427
*   Dominion Diamond Corp..............................  6,354  105,558
    Dorel Industries, Inc. Class B.....................  2,700   77,364
#*  DragonWave, Inc....................................  1,751    1,406
*   Dundee Precious Metals, Inc........................  8,155   22,975
    E-L Financial Corp., Ltd...........................    104   55,408
#*  Eastern Platinum, Ltd..............................  3,990    4,773
#   Enbridge Income Fund Holdings, Inc.................  4,695  152,116
*   Endeavour Mining Corp.............................. 18,313    8,647
*   Endeavour Silver Corp..............................  7,916   21,741
#   EnerCare, Inc......................................  1,512   17,004
    Enerflex, Ltd......................................  4,509   56,775
#*  Energy Fuels, Inc..................................    331    1,501
    Enghouse Systems, Ltd..............................  2,400   76,474
    Ensign Energy Services, Inc........................  8,200   56,852
    Equitable Group, Inc...............................    600   26,159
*   Essential Energy Services Trust.................... 11,693   12,055
#   Evertz Technologies, Ltd...........................  3,700   53,140
#   Exchange Income Corp...............................    743   12,940
#   Extendicare, Inc...................................  9,010   48,358
    Fiera Capital Corp.................................  1,900   18,541
#*  First Majestic Silver Corp......................... 13,200   81,546
    FirstService Corp..................................  3,446  181,290
*   Fortuna Silver Mines, Inc.......................... 15,900   77,079
#   Glacier Media, Inc.................................  1,800    2,096
    Gluskin Sheff + Associates, Inc....................  3,294   68,643
    GMP Capital, Inc...................................  2,541   10,498
#*  Golden Star Resources, Ltd......................... 13,100    4,124
*   Gran Tierra Energy, Inc............................ 18,587   40,225
*   Great Canadian Gaming Corp.........................  5,600   87,039
#*  Great Panther Silver, Ltd..........................  9,200    6,516
#*  Guyana Goldfields, Inc.............................  3,229    7,522
*   Heroux-Devtek, Inc.................................  2,400   21,343
    Home Capital Group, Inc............................  3,700  122,295
#   Horizon North Logistics, Inc.......................  8,717   14,818

                                     1613

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
    HudBay Minerals, Inc............................... 20,207 $147,096
#   Hudson's Bay Co....................................  2,691   49,597
*   IAMGOLD Corp....................................... 30,000   80,271
#*  Imax Corp..........................................  6,884  229,444
#*  Imperial Metals Corp...............................  5,000   35,217
    Innergex Renewable Energy, Inc.....................  6,310   59,192
*   Interfor Corp......................................  5,200   90,848
*   International Tower Hill Mines, Ltd................  1,260      595
    Intertape Polymer Group, Inc.......................  7,544  111,317
#*  Ithaca Energy, Inc................................. 31,528   30,022
#*  Ivanhoe Energy, Inc................................    482      178
#   Just Energy Group, Inc............................. 10,855   55,099
*   Kelt Exploration, Ltd..............................  1,500    7,437
#   Killam Properties, Inc.............................  5,329   46,593
*   Kingsway Financial Services, Inc...................    600    3,471
#*  Kirkland Lake Gold, Inc............................  5,200   18,456
#*  Knight Therapeutics, Inc...........................    787    5,023
#*  Lake Shore Gold Corp............................... 34,900   31,310
    Laurentian Bank of Canada..........................  3,600  132,617
#*  Legacy Oil + Gas, Inc.............................. 16,233   19,673
#   Leisureworld Senior Care Corp......................  1,171   13,243
    Leon's Furniture, Ltd..............................  2,400   36,169
*   Leucrotta Exploration, Inc.........................  5,845    4,370
#   Lightstream Resources, Ltd......................... 22,801   13,637
    Linamar Corp.......................................  2,860  163,831
#   Liquor Stores N.A., Ltd............................    966   11,646
#   Long Run Exploration, Ltd.......................... 20,937   17,465
    Lucara Diamond Corp................................ 25,900   42,803
    MacDonald Dettwiler & Associates, Ltd..............  1,930  141,769
    Major Drilling Group International, Inc............  6,773   36,245
#   Manitoba Telecom Services, Inc.....................  3,332   67,259
    Maple Leaf Foods, Inc..............................  9,822  157,529
    Martinrea International, Inc.......................  8,733   64,809
*   Maxim Power Corp...................................  1,300    2,680
#   Medical Facilities Corp............................  3,200   49,333
*   Mitel Networks Corp................................  4,780   42,507
#*  Mood Media Corp....................................  7,900    3,419
    Morneau Shepell, Inc...............................  3,901   52,558
#   MTY Food Group, Inc................................  1,000   27,481
#   Mullen Group, Ltd..................................  6,351  101,910
*   Nautilus Minerals, Inc.............................  5,100    1,806
    Nevsun Resources, Ltd.............................. 16,235   56,089
#   New Flyer Industries, Inc..........................  5,010   54,094
*   New Gold, Inc......................................  5,138   22,522
    Newalta Corp.......................................  5,065   52,814
#*  Niko Resources, Ltd................................  1,800      347
#   Norbord, Inc.......................................  3,290   73,220
    North American Energy Partners, Inc................  1,500    4,462
#*  North American Palladium, Ltd......................  5,795      981
    North West Co., Inc. (The).........................  4,181   87,391
#*  Northern Dynasty Minerals, Ltd.....................  2,375    1,065
#   Northland Power, Inc...............................  6,054   81,470
#*  Novagold Resources, Inc............................ 12,550   47,703

                                     1614

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
*   NuVista Energy, Ltd................................ 11,660 $ 65,517
*   OceanaGold Corp.................................... 30,853   67,985
#   Osisko Gold Royalties, Ltd.........................    994   13,363
*   Ovivo, Inc. Class A................................    781    1,278
*   Painted Pony Petroleum, Ltd........................  9,134   49,383
    Pan American Silver Corp........................... 12,558  147,055
*   Parex Resources, Inc...............................  7,640   41,366
#   Parkland Fuel Corp.................................  3,959   68,201
    Pason Systems, Inc.................................  8,403  118,437
*   Performance Sports Group, Ltd......................  2,972   55,384
#*  Perpetual Energy, Inc..............................  4,555    3,477
#   PHX Energy Services Corp...........................  3,600   17,650
*   Pilot Gold, Inc....................................  2,374    2,092
#*  Polymet Mining Corp................................ 10,894   11,402
*   Poseidon Concepts Corp.............................  2,814        1
#   Premium Brands Holdings Corp.......................  1,330   25,633
#*  Primero Mining Corp................................ 19,303   77,473
    Progressive Waste Solutions, Ltd...................  2,959   84,436
*   QLT, Inc...........................................  5,800   25,150
#*  Questerre Energy Corp. Class A.....................  6,950    1,613
    Reitmans Canada, Ltd. Class A......................  4,500   28,685
    Richelieu Hardware, Ltd............................  1,000   46,620
    Ritchie Bros Auctioneers, Inc......................  6,300  157,909
*   RMP Energy, Inc.................................... 11,827   40,301
#   Rogers Sugar, Inc..................................  5,100   18,342
    RONA, Inc.......................................... 13,485  135,731
*   Rubicon Minerals Corp..............................  8,300    9,667
    Russel Metals, Inc.................................  7,300  134,545
*   Sabina Gold & Silver Corp..........................  5,619    1,835
#*  Sandstorm Gold, Ltd................................  7,400   29,817
*   Sandvine Corp...................................... 13,900   35,442
#   Savanna Energy Services Corp....................... 10,182   18,029
*   Scorpio Mining Corp................................  6,390    1,006
    Secure Energy Services, Inc........................  6,124   71,086
*   SEMAFO, Inc........................................ 29,100  101,908
    ShawCor, Ltd.......................................  1,961   53,859
    Sherritt International Corp........................ 36,037   60,690
*   Shore Gold, Inc.................................... 15,000    2,774
#*  Sierra Wireless, Inc...............................  4,000  144,676
#*  Silver Standard Resources, Inc.....................  6,506   40,090
#*  Sprott Resource Corp...............................  6,554    8,923
#   Sprott, Inc........................................ 12,583   27,727
#   Spyglass Resources Corp............................    683      150
*   St Andrew Goldfields, Ltd.......................... 13,300    3,297
    Stantec, Inc.......................................  6,000  147,556
    Stella-Jones, Inc..................................  5,200  148,466
    Stuart Olson, Inc..................................  1,045    5,296
#   Student Transportation, Inc........................  5,497   30,541
#*  Sulliden Mining Capital, Inc.......................  1,080      276
*   SunOpta, Inc.......................................  4,443   46,573
#   Superior Plus Corp.................................  9,714   93,264
#   Surge Energy, Inc.................................. 19,006   38,440
#*  TAG Oil, Ltd.......................................  4,231    4,795

                                     1615

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------ -----------
CANADA -- (Continued)
*   Taseko Mines, Ltd.................................. 16,000 $    11,458
*   Tembec, Inc........................................  1,115       2,474
*   Teranga Gold Corp..................................  1,000         496
*   Thompson Creek Metals Co., Inc..................... 14,933      18,568
*   Timminco, Ltd......................................  6,400          12
*   Timmins Gold Corp..................................  6,306       6,898
#   TMX Group, Ltd.....................................  1,733      64,195
    TORC Oil & Gas, Ltd................................  5,006      32,503
    Toromont Industries, Ltd...........................  7,951     172,823
    Torstar Corp. Class B..............................  4,700      25,373
    Total Energy Services, Inc.........................  1,737      17,839
#*  Touchstone Exploration, Inc........................  3,130         837
    TransAlta Corp..................................... 18,100     158,395
    Transcontinental, Inc. Class A.....................  6,505      77,454
    TransForce, Inc....................................  4,951     112,369
#   TransGlobe Energy Corp.............................  6,000      17,471
    Trican Well Service, Ltd........................... 20,324      78,372
    Trinidad Drilling, Ltd............................. 10,700      35,956
*   TVA Group, Inc. Class B............................  1,200       6,469
#   Twin Butte Energy, Ltd............................. 24,297      13,767
*   Uex Corp...........................................  6,400       1,335
    Uni-Select, Inc....................................  1,100      27,268
#   Valener, Inc.......................................  3,700      49,296
    Vicwest, Inc.......................................    400       3,938
#   Wajax Corp.........................................  1,263      24,103
*   Wesdome Gold Mines, Ltd............................  3,085       3,156
    Western Energy Services Corp.......................  4,624      19,104
    Western Forest Products, Inc....................... 24,430      49,602
#*  Westport Innovations, Inc..........................  4,800      15,941
    Westshore Terminals Investment Corp................  2,142      53,942
    Whistler Blackcomb Holdings, Inc...................  1,600      25,158
#   Whitecap Resources, Inc............................ 12,019     117,381
    Wi-Lan, Inc........................................ 10,900      29,251
    Winpak, Ltd........................................  2,400      71,394
    WSP Global, Inc....................................  3,517      95,128
*   Xtreme Drilling and Coil Services Corp.............  1,900       2,467
#   Zargon Oil & Gas, Ltd..............................  1,612       4,998
*   Zenith Epigenetics Corp............................  1,300          83
                                                               -----------
TOTAL CANADA...........................................         12,026,127
                                                               -----------
CHINA -- (0.0%)
*   Goldin Properties Holdings, Ltd.................... 42,000      23,976
*   Hanfeng Evergreen, Inc.............................  2,400         244
                                                               -----------
TOTAL CHINA............................................             24,220
                                                               -----------
DENMARK -- (1.5%)
    ALK-Abello A.S.....................................    529      60,158
*   Alm Brand A.S......................................  7,780      40,278
#   Ambu A.S. Class B..................................  2,076      44,098
*   Auriga Industries A.S. Class B.....................    950      44,954
#*  Bang & Olufsen A.S.................................  2,970      20,540
*   Bavarian Nordic A.S................................  2,090      64,362

                                     1616

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
DENMARK -- (Continued)
#   D/S Norden A.S.....................................  1,594 $   32,967
    Dfds A.S...........................................    753     72,602
    East Asiatic Co., Ltd. A.S.........................  1,200      9,479
#   FLSmidth & Co. A.S.................................  3,604    152,270
*   Genmab A.S.........................................  2,656    177,971
    GN Store Nord A.S..................................  9,149    205,102
    H Lundbeck A.S.....................................  1,171     23,782
    IC Companys A.S....................................    310      6,647
*   Jyske Bank A.S.....................................  4,088    185,036
    NKT Holding A.S....................................  2,336    119,995
    Nordjyske Bank A.S.................................    422      6,465
*   Parken Sport & Entertainment A.S...................    400      3,634
    PER Aarsleff A.S. Class B..........................    150     33,718
    Ringkjoebing Landbobank A.S........................    346     65,062
    Rockwool International A.S. Class B................    427     45,596
*   Royal UNIBREW A.S..................................    746    127,164
    Schouw & Co........................................  1,700     78,895
    SimCorp A.S........................................  2,680     77,887
    Solar A.S. Class B.................................    268     11,838
    Spar Nord Bank A.S.................................  9,088     81,940
*   Sydbank A.S........................................  6,002    169,072
*   TK Development A.S.................................  5,947      8,124
*   Topdanmark A.S.....................................  6,452    215,900
#   United International Enterprises...................    127     19,041
#*  Vestjysk Bank A.S..................................    725        946
*   William Demant Holding A.S.........................    388     29,447
*   Zealand Pharma A.S.................................     93      1,205
                                                               ----------
TOTAL DENMARK..........................................         2,236,175
                                                               ----------
FINLAND -- (2.2%)
    Ahlstrom Oyj.......................................  1,260     11,384
    Alma Media Oyj.....................................  4,469     15,293
    Amer Sports Oyj.................................... 12,055    229,915
    Aspo Oyj...........................................  2,685     20,913
    BasWare Oyj........................................    466     19,970
    Cargotec Oyj.......................................  2,589     82,932
    Caverion Corp......................................  7,978     74,568
    Citycon Oyj........................................ 29,509    100,051
    Cramo Oyj..........................................  1,300     20,047
    Elektrobit Oyj.....................................  7,600     35,170
    Elisa Oyj..........................................  7,803    207,559
    F-Secure Oyj.......................................  5,200     13,444
*   Finnair Oyj........................................  6,835     25,436
*   Finnlines Oyj......................................  2,099     37,944
#   Fiskars Oyj Abp....................................  3,740     78,530
    HKScan Oyj Class A.................................  1,550      6,750
    Huhtamaki Oyj......................................  9,505    260,582
    Kemira Oyj.........................................  9,436    107,956
    Kesko Oyj Class A..................................    203      7,090
    Kesko Oyj Class B..................................  4,446    162,467
    Konecranes Oyj.....................................  3,400    103,582
    Lassila & Tikanoja Oyj.............................  2,281     45,687
*   Lemminkainen Oyj...................................    590      7,342

                                     1617

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
FINLAND -- (Continued)
    Metsa Board Oyj.................................... 19,786 $  118,227
    Metso Oyj..........................................  3,218     97,908
    Munksjo Oyj........................................    697      7,386
    Neste Oil Oyj......................................  8,097    225,165
#   Nokian Renkaat Oyj.................................  2,145     52,864
    Olvi Oyj Class A...................................  1,278     34,726
*   Oriola-KD Oyj Class B..............................  3,288     13,403
    Orion Oyj Class A..................................  3,462    113,925
    Orion Oyj Class B..................................  6,039    199,104
#*  Outokumpu Oyj...................................... 15,264     82,585
#   Outotec Oyj........................................ 13,032     75,464
    PKC Group Oyj......................................  1,500     32,601
    Ponsse Oy..........................................  1,180     16,546
*   Poyry Oyj..........................................  3,314     10,899
    Raisio Oyj Class V.................................  6,990     33,584
    Ramirent Oyj.......................................  4,968     41,019
    Rapala VMC Oyj.....................................  1,900     11,230
    Sanoma Oyj.........................................  5,315     33,469
    Stockmann Oyj Abp(5462371).........................  1,299      9,807
#   Stockmann Oyj Abp(5462393).........................  2,495     17,312
*   Talvivaara Mining Co. P.L.C........................ 22,722        778
    Technopolis Oyj....................................  6,934     31,430
    Tieto Oyj..........................................  5,481    134,692
    Tikkurila Oyj......................................  2,692     48,574
    Uponor Oyj.........................................  4,079     62,159
    Vaisala Oyj Class A................................    700     17,896
#   YIT Oyj............................................  9,771     56,910
                                                               ----------
TOTAL FINLAND..........................................         3,254,275
                                                               ----------
FRANCE -- (3.7%)
#*  Air France-KLM..................................... 14,292    125,846
    Albioma SA.........................................  1,311     24,362
    Alten SA...........................................  2,595    108,690
    Altran Technologies SA............................. 11,612    102,772
    April SA...........................................  1,417     17,607
    Assystem...........................................    808     15,796
    Axway Software SA..................................    500      9,456
*   Beneteau SA........................................  3,012     43,881
    BioMerieux.........................................  1,065    116,346
    Boiron SA..........................................    712     72,823
    Bollore SA......................................... 42,448    182,689
    Bonduelle S.C.A....................................  1,088     24,521
    Bongrain SA........................................    669     40,736
*   Cegedim SA.........................................     83      3,009
    Cegid Group........................................    250      9,001
*   CGG SA.............................................  1,835     10,166
*   Club Mediterranee SA...............................  2,223     61,950
    Derichebourg SA....................................  7,894     30,689
    Eiffage SA.........................................     40      1,948
    Electricite de Strasbourg SA.......................    132     16,420
#*  Eramet.............................................    664     53,177
*   Esso SA Francaise..................................    197      8,149
*   Etablissements Maurel et Prom......................  9,010     72,777

                                     1618

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
FRANCE -- (Continued)
    Euler Hermes Group.................................    353 $ 34,569
    Eurofins Scientific SE.............................    545  140,013
    Faiveley Transport SA..............................    472   28,633
    Faurecia...........................................  4,387  176,210
    Fimalac............................................    506   39,882
*   GameLoft SE........................................  4,962   16,528
    Gaumont SA.........................................    129    5,393
    GL Events..........................................    619   11,529
    Groupe Crit........................................    450   19,745
    Guerbet............................................    488   18,135
    Haulotte Group SA..................................  1,014   15,047
#   Ingenico...........................................  2,397  250,589
    Interparfums SA....................................    471   13,901
    Ipsen SA...........................................  2,296  116,854
    IPSOS..............................................  3,363   87,627
    Jacquet Metal Service..............................    672   11,721
    Korian-Medica......................................  3,486  131,834
    Lagardere SCA...................................... 10,616  290,358
    Laurent-Perrier....................................    195   15,414
    LISI...............................................  2,500   62,088
*   Manitou BF SA......................................  1,600   23,489
    Manutan International..............................    508   22,953
    Mersen.............................................  1,047   24,733
    Metropole Television SA............................  4,736   86,591
    Montupet...........................................    764   60,630
#   Naturex............................................    484   25,325
#   Neopost SA.........................................  3,793  196,799
*   Nexans SA..........................................  2,550   80,314
    Nexity SA..........................................  3,216  126,632
    Norbert Dentressangle SA...........................    322   47,507
*   NRJ Group..........................................  2,200   16,483
#*  Orco Property Group SA.............................  4,471    1,812
    Orpea..............................................  2,694  175,128
*   Parrot SA..........................................    570   12,226
*   Pierre & Vacances SA...............................    387   11,042
    Plastic Omnium SA..................................  4,089  117,393
    Rallye SA..........................................  2,493   93,479
#*  Recylex SA.........................................  1,500    3,227
    Rubis SCA..........................................  3,116  180,712
    Saft Groupe SA.....................................  3,859  123,092
    Samse SA...........................................    132   15,874
    Sartorius Stedim Biotech...........................    306   59,565
    SEB SA.............................................  1,133   77,534
    Societe d'Edition de Canal +.......................  4,537   30,561
    Societe des Bains de Mer et du Cercle des
      Etrangers a Monaco...............................    210   10,434
    Societe Television Francaise 1.....................  9,246  145,549
#*  SOITEC............................................. 23,083   22,905
*   Solocal Group...................................... 58,994   49,518
    Somfy SA...........................................    212   53,815
    Sopra Steria Group.................................    942   73,353
    Stallergenes SA....................................    209   12,438
#*  Ste Industrielle d'Aviation Latecoere SA...........    468    5,965
    Stef SA............................................    287   16,542

                                     1619

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
FRANCE -- (Continued)
    Synergie SA........................................    659 $   14,379
*   Technicolor SA..................................... 21,266    127,037
    Teleperformance....................................  4,525    324,197
#   TFF Group..........................................     12        892
*   Theolia SA.........................................  1,674      1,041
    Thermador Groupe...................................     40      3,210
    Total Gabon........................................     25      8,588
    Trigano SA.........................................  1,363     40,682
*   UBISOFT Entertainment..............................  8,018    160,948
#*  Valneva SE.........................................  1,224      5,574
    Vicat..............................................  1,719    120,727
    VIEL & Cie SA......................................  4,111      9,295
    Vilmorin & Cie SA..................................    415     36,513
    Virbac SA..........................................    328     72,807
    VM Materiaux SA....................................    186      5,084
                                                               ----------
TOTAL FRANCE...........................................         5,573,475
                                                               ----------
GERMANY -- (4.5%)
    Aareal Bank AG.....................................  4,482    169,716
*   ADVA Optical Networking SE.........................  1,887      6,238
#*  Aixtron SE.........................................  8,383     66,297
    Amadeus Fire AG....................................    305     22,690
    Aurubis AG.........................................  3,300    178,904
*   Balda AG...........................................    916      3,088
*   Bauer AG...........................................    422      7,721
    BayWa AG...........................................  1,086     42,718
    Bechtle AG.........................................  1,649    139,352
    Bertrandt AG.......................................    633     83,200
#   Bijou Brigitte AG..................................    274     16,508
    Biotest AG.........................................    393     43,674
    Borussia Dortmund GmbH & Co. KGaA..................  8,179     36,843
    CANCOM SE..........................................  1,419     60,694
    Carl Zeiss Meditec AG..............................  2,614     68,951
    Celesio AG.........................................  6,779    200,816
    CENTROTEC Sustainable AG...........................  1,248     18,616
    Cewe Stiftung & Co. KGAA...........................    476     27,902
    Comdirect Bank AG..................................  2,500     24,841
    CompuGroup Medical AG..............................  2,314     59,854
*   Constantin Medien AG...............................  3,300      4,804
    CTS Eventim AG & Co. KGaA..........................  2,824     80,773
    Delticom AG........................................    212      4,081
    Deutsche Wohnen AG................................. 19,652    510,481
    Deutz AG...........................................  7,018     32,352
*   Dialog Semiconductor P.L.C.........................  5,831    223,006
    DMG Mori Seiki AG..................................  5,368    175,831
    Drillisch AG.......................................  3,457    133,931
    Duerr AG...........................................  2,049    186,482
    ElringKlinger AG...................................  2,610     90,941
    Fielmann AG........................................    412     28,005
    Freenet AG.........................................  9,694    288,643
*   GAGFAH SA..........................................  2,491     55,508
    Gerresheimer AG....................................  2,203    120,106
    Gerry Weber International AG.......................  1,926     74,206

                                     1620

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
GERMANY -- (Continued)
    Gesco AG...........................................    111 $  8,704
#   GFK SE.............................................  1,560   62,113
    Grammer AG.........................................    863   34,320
#   Grenkeleasing AG...................................    327   35,007
    Hamburger Hafen und Logistik AG....................  2,121   43,576
#*  Heidelberger Druckmaschinen AG..................... 27,925   65,555
#   Hornbach Baumarkt AG...............................    478   17,422
    Indus Holding AG...................................  2,715  118,425
    Isra Vision AG.....................................    280   17,219
    Jenoptik AG........................................  5,015   67,102
*   Kloeckner & Co. SE.................................  8,318   85,704
*   Koenig & Bauer AG..................................  1,126   14,880
*   Kontron AG.........................................  2,224   13,148
    Krones AG..........................................  1,381  130,744
    KSB AG.............................................     31   15,797
#   KUKA AG............................................  2,397  162,045
    KWS Saat AG........................................    150   45,838
    Leoni AG...........................................  2,938  183,290
#   LPKF Laser & Electronics AG........................  1,968   21,707
#*  Manz AG............................................    281   20,127
    MLP AG.............................................  3,534   14,015
    MTU Aero Engines AG................................  2,441  223,319
#   MVV Energie AG.....................................    485   13,416
    Nemetschek AG......................................    707   73,797
*   Nordex SE..........................................  5,275  101,809
    Norma Group SE.....................................  2,577  127,789
*   Osram Licht AG.....................................  1,459   67,068
*   Patrizia Immobilien AG.............................  2,465   43,226
    Pfeiffer Vacuum Technology AG......................    841   75,523
    PNE Wind AG........................................  6,074   15,130
    Puma SE............................................    210   39,969
    QSC AG.............................................  8,683   17,237
    Rational AG........................................    230   75,696
    Rheinmetall AG.....................................  3,691  159,723
    Rhoen Klinikum AG..................................  4,592  121,658
    SAF-Holland SA.....................................  4,399   64,962
    Salzgitter AG......................................  2,550   69,515
    Schaltbau Holding AG...............................    277   14,234
#*  SGL Carbon SE......................................  3,415   54,220
*   Singulus Technologies AG...........................    831      797
    Sixt SE............................................  1,800   69,747
#*  SMA Solar Technology AG............................  1,123   13,652
    Software AG........................................  4,645  122,939
#*  Solarworld AG......................................     26      341
    Stada Arzneimittel AG..............................  5,765  178,750
    Stroeer Media SE...................................  2,406   70,031
#   Suedzucker AG......................................  4,887   61,450
*   Suss Microtec AG...................................    651    3,421
#   TAG Immobilien AG..................................  4,348   56,477
    Takkt AG...........................................  1,500   25,540
    Technotrans AG.....................................    637    7,040
*   Tom Tailor Holding AG..............................    856   10,510
#   Vossloh AG.........................................    727   46,549

                                     1621

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
GERMANY -- (Continued)
    VTG AG.............................................       287 $    6,889
    Wacker Neuson SE...................................     2,250     45,573
    Wincor Nixdorf AG..................................     2,263    103,707
    XING AG............................................        88     10,744
#   Zeal Network SE....................................       472     19,878
                                                                  ----------
TOTAL GERMANY..........................................            6,676,837
                                                                  ----------
GREECE -- (0.0%)
*   Bank of Cyprus Pcl.................................         1         --
                                                                  ----------
HONG KONG -- (2.8%)
    Alco Holdings, Ltd.................................    68,000     13,058
    Allied Group, Ltd..................................    17,600     74,774
    Allied Properties HK, Ltd..........................   219,416     43,570
*   Apac Resources, Ltd................................    43,796        635
    APT Satellite Holdings, Ltd........................    29,000     39,443
    Asia Financial Holdings, Ltd.......................    54,874     23,473
    Asia Satellite Telecommunications Holdings, Ltd....    11,500     39,974
    Asia Standard International Group, Ltd.............    24,940      5,856
    Associated International Hotels, Ltd...............    28,000     84,323
    Bonjour Holdings, Ltd..............................    61,600      5,563
#*  Brightoil Petroleum Holdings, Ltd..................   214,000     51,981
*   Brockman Mining, Ltd...............................   256,330      9,553
    Cafe de Coral Holdings, Ltd........................    28,000    103,070
    Century City International Holdings, Ltd...........    43,340      3,345
    Champion Technology Holdings, Ltd..................    88,591      1,767
    Chen Hsong Holdings................................    30,000      8,006
    Chevalier International Holdings, Ltd..............     4,000      6,865
*   China Daye Non-Ferrous Metals Mining, Ltd..........   216,000      3,905
#*  China Dynamics Holdings, Ltd.......................   220,000     16,392
    China Electronics Corp. Holdings Co., Ltd..........    68,000     15,667
*   China Energy Development Holdings, Ltd.............   162,000      3,079
*   China Strategic Holdings, Ltd......................   367,500      5,153
    China-Hongkong Photo Products Holdings, Ltd........    90,000      5,398
    Chow Sang Sang Holdings International, Ltd.........    19,000     50,355
    CITIC Telecom International Holdings, Ltd..........   139,000     42,959
    CK Life Sciences International Holdings, Inc.......   152,000     15,468
*   CP Lotus Corp......................................   290,000      6,318
    Cross-Harbour Holdings, Ltd. (The).................    30,658     33,596
    CSI Properties, Ltd................................    89,543      3,451
*   CST Mining Group, Ltd.............................. 1,088,000      6,179
    Dah Sing Banking Group, Ltd........................    38,528     64,278
    Dah Sing Financial Holdings, Ltd...................    17,006     97,916
    Dickson Concepts International, Ltd................    14,500      6,816
*   EganaGoldpfeil Holdings, Ltd.......................    85,130         --
    Emperor Entertainment Hotel, Ltd...................    40,000      9,433
    Emperor International Holdings, Ltd................   100,333     22,737
    Emperor Watch & Jewellery, Ltd.....................   210,000      9,043
*   EPI Holdings, Ltd..................................       713         12
    Esprit Holdings, Ltd...............................   156,450    176,879
    Far East Consortium International, Ltd.............    48,560     18,976
    Fountain SET Holdings, Ltd.........................    28,000      2,915
*   Fullshare Holdings, Ltd............................   467,500     32,035

                                     1622

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                        --------- --------
HONG KONG -- (Continued)
*   G-Resources Group, Ltd............................. 2,118,000 $ 60,095
*   GCL New Energy Holdings, Ltd.......................   280,000   32,738
    Get Nice Holdings, Ltd.............................   150,000    6,840
#   Giordano International, Ltd........................    86,000   40,693
*   Global Brands Group Holding, Ltd...................   374,000   70,465
    Glorious Sun Enterprises, Ltd......................    48,000   10,458
*   Grande Holdings, Ltd. (The)........................    28,000      278
#   Guotai Junan International Holdings, Ltd...........     4,800    3,348
#   Haitong International Securities Group, Ltd........    54,115   34,089
    Harbour Centre Development, Ltd....................    13,500   24,662
    HKR International, Ltd.............................    37,733   19,382
    Hong Kong Aircraft Engineering Co., Ltd............     2,400   26,521
    Hong Kong Ferry Holdings Co., Ltd..................    12,000   13,507
*   Hong Kong Television Network, Ltd..................    32,239   13,983
    Hongkong & Shanghai Hotels (The)...................     2,000    2,861
#   Hongkong Chinese, Ltd..............................    90,000   15,778
    Hopewell Holdings, Ltd.............................    42,166  158,022
    Hung Hing Printing Group, Ltd......................    29,815    4,036
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd..............................................   118,000   53,981
    IT, Ltd............................................    54,000   13,839
    Johnson Electric Holdings, Ltd.....................    27,375   99,589
    K Wah International Holdings, Ltd..................    90,839   49,011
    Kingston Financial Group, Ltd......................   308,000   35,345
    Kowloon Development Co., Ltd.......................    28,000   32,668
    L'Occitane International SA........................    35,750   90,217
    Lai Sun Development Co., Ltd.......................   885,416   19,810
    Lifestyle International Holdings, Ltd..............    32,000   62,973
    Lippo China Resources, Ltd.........................   586,000   19,969
    Liu Chong Hing Investment, Ltd.....................    18,000   22,199
    Luk Fook Holdings International, Ltd...............    34,000  126,829
    Lung Kee Bermuda Holdings..........................    26,000    7,267
#*  Macau Legend Development, Ltd......................   108,000   39,128
    Magnificent Estates................................   336,000   14,705
    Man Wah Holdings, Ltd..............................    35,200   30,012
*   Mei Ah Entertainment Group, Ltd....................   160,000   11,115
#*  Midland Holdings, Ltd..............................    60,000   30,258
    Ming Fai International Holdings, Ltd...............    44,000    4,702
*   Ming Fung Jewellery Group, Ltd.....................   150,000    1,444
    Miramar Hotel & Investment.........................    20,000   25,343
*   Mongolian Mining Corp..............................   171,249    6,771
    NagaCorp, Ltd......................................    92,000   72,148
*   New Times Energy Corp., Ltd........................    34,800      916
#   Newocean Energy Holdings, Ltd......................   110,000   40,460
    Next Media, Ltd....................................    38,000    3,367
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd..............................................   115,000    7,118
    Orient Overseas International, Ltd.................    17,000  110,789
    Oriental Watch Holdings............................    14,000    2,487
    Pacific Andes International Holdings, Ltd..........   126,000    4,313
    Pacific Basin Shipping, Ltd........................   157,000   57,895
    Pacific Textile Holdings, Ltd......................    29,000   40,011
    Paliburg Holdings, Ltd.............................    26,000    8,681
#   Paradise Entertainment, Ltd........................    40,000   13,643
#   Pico Far East Holdings, Ltd........................    96,000   21,543

                                     1623

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
HONG KONG -- (Continued)
#   Playmates Toys, Ltd................................  60,000 $   12,697
    Polytec Asset Holdings, Ltd........................  30,000      4,052
    Public Financial Holdings, Ltd.....................  24,000     11,454
    PYI Corp., Ltd..................................... 169,839      3,542
    Regal Hotels International Holdings, Ltd...........  29,000     18,017
#   SA SA International Holdings, Ltd.................. 110,000     70,917
    SEA Holdings, Ltd..................................  38,000     25,499
    Shun Tak Holdings, Ltd............................. 130,000     59,409
    Sing Tao News Corp., Ltd...........................  14,000      2,056
    Singamas Container Holdings, Ltd................... 132,000     21,254
    SmarTone Telecommunications Holdings, Ltd..........  34,000     59,612
*   SOCAM Development, Ltd.............................  12,127     11,020
*   Solomon Systech International, Ltd.................  58,000      2,231
    Soundwill Holdings, Ltd............................   4,000      6,490
    Stella International Holdings, Ltd.................  31,000     81,025
    Sun Hung Kai & Co., Ltd............................  50,464     45,247
    TAI Cheung Holdings, Ltd...........................  25,000     20,767
    Tao Heung Holdings, Ltd............................  17,000      7,570
    Television Broadcasts, Ltd.........................  21,700    134,838
    Texwinca Holdings, Ltd.............................  58,000     47,780
*   Titan Petrochemicals Group, Ltd.................... 160,000         52
    Transport International Holdings, Ltd..............  15,200     37,480
    Trinity, Ltd.......................................  58,000     11,293
*   TSC Group Holdings, Ltd............................  39,000      9,816
*   United Laboratories International Holdings, Ltd.
      (The)............................................  45,000     22,049
    Upbest Group, Ltd..................................  74,000     21,113
    Value Partners Group, Ltd..........................  53,000     45,038
    Varitronix International, Ltd......................  20,009     13,638
    Victory City International Holdings, Ltd...........  36,937      5,259
    Vitasoy International Holdings, Ltd................  56,000     77,653
    VST Holdings, Ltd..................................  33,600     10,743
#   VTech Holdings, Ltd................................   9,300    130,674
    Wai Kee Holdings, Ltd..............................  52,000     15,266
    Wing On Co. International, Ltd.....................  18,000     57,070
    Wing Tai Properties, Ltd...........................   6,000      3,812
    Xinyi Glass Holdings, Ltd.......................... 200,000    105,456
#   Xinyi Solar Holdings, Ltd.......................... 102,000     28,149
    YGM Trading, Ltd...................................   4,000      7,064
                                                                ----------
TOTAL HONG KONG........................................          4,129,620
                                                                ----------
IRELAND -- (0.5%)
    Aer Lingus Group P.L.C.............................  12,225     29,520
    C&C Group P.L.C....................................  18,373     71,614
    FBD Holdings P.L.C.(4330231).......................   1,355     16,824
    FBD Holdings P.L.C.(0329028).......................   1,308     16,476
    Glanbia P.L.C......................................   9,204    148,185
    Irish Continental Group P.L.C.(BLP5857)............   7,370     27,248
    Irish Continental Group P.L.C.(BLP59W1)............   3,760     14,001
*   Kenmare Resources P.L.C............................  51,008      2,625
    Kingspan Group P.L.C.(0492793).....................   7,217    131,579
    Kingspan Group P.L.C.(4491235).....................     841     15,196
    Paddy Power P.L.C.(4828974)........................   1,492    116,280
    Paddy Power P.L.C.(0258810)........................     859     66,999

                                     1624

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
IRELAND -- (Continued)
    Smurfit Kappa Group P.L.C..........................   5,921 $145,570
                                                                --------
TOTAL IRELAND..........................................          802,117
                                                                --------
ISRAEL -- (0.6%)
*   Africa Israel Investments, Ltd.....................   2,681    2,371
*   Airport City, Ltd..................................   1,949   16,070
*   Allot Communications, Ltd..........................     809    7,355
*   AudioCodes, Ltd....................................   1,200    6,129
*   Cellcom Israel, Ltd................................   5,134   27,112
*   Clal Biotechnology Industries, Ltd.................   4,323    3,806
*   Clal Insurance Enterprises Holdings, Ltd...........   1,159   16,753
*   Compugen, Ltd......................................   1,403   10,840
    Delek Automotive Systems, Ltd......................   4,148   39,742
    Delta-Galil Industries, Ltd........................     357   10,245
*   EZchip Semiconductor, Ltd..........................   2,235   41,917
    First International Bank Of Israel, Ltd............   1,950   24,464
    Frutarom Industries, Ltd...........................   3,358  105,222
*   Hadera Paper, Ltd..................................     146    2,538
    Harel Insurance Investments & Financial Services,
      Ltd..............................................  11,530   51,318
*   Israel Discount Bank, Ltd. Class A.................  18,996   29,679
    Ituran Location and Control, Ltd...................   1,452   30,445
*   Jerusalem Oil Exploration..........................     820   24,278
*   Kamada, Ltd........................................   1,265    5,129
    Matrix IT, Ltd.....................................   1,899    8,646
*   Mazor Robotics, Ltd................................   1,564    8,025
    Melisron, Ltd......................................   1,177   34,272
    Menorah Mivtachim Holdings, Ltd....................   1,117    9,825
    Migdal Insurance & Financial Holding, Ltd..........  34,652   41,256
*   Naphtha Israel Petroleum Corp., Ltd................   1,752    8,908
*   Nitsba Holdings 1995, Ltd..........................   1,363   18,600
*   Nova Measuring Instruments, Ltd....................   1,136   12,471
*   Oil Refineries, Ltd................................  86,916   25,282
    Ormat Industries...................................   4,101   28,735
*   Partner Communications Co., Ltd....................   7,236   24,506
    Paz Oil Co., Ltd...................................     419   53,616
    Phoenix Holdings, Ltd. (The).......................   4,361   12,305
    Rami Levi Chain Stores Hashikma Marketing 2006,
      Ltd..............................................     415   16,388
    Shikun & Binui, Ltd................................  16,842   31,897
    Shufersal, Ltd.....................................   4,123    8,487
*   Strauss Group, Ltd.................................     514    7,529
*   Tower Semiconductor, Ltd...........................   3,073   46,459
                                                                --------
TOTAL ISRAEL...........................................          852,620
                                                                --------
ITALY -- (3.4%)
    A2A SpA............................................ 100,330   95,624
    ACEA SpA...........................................   3,393   38,142
    Amplifon SpA.......................................   9,533   57,026
    Ansaldo STS SpA....................................  10,015  100,640
#*  Arnoldo Mondadori Editore SpA......................   7,418    7,734
#   Astaldi SpA........................................   5,928   37,683
*   Autogrill SpA......................................   9,775   83,506
    Azimut Holding SpA.................................   8,914  207,797

                                     1625

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
ITALY -- (Continued)
#*  Banca Carige SpA................................... 173,502 $ 11,618
    Banca Generali SpA.................................   3,557   99,367
    Banca IFIS SpA.....................................   1,366   23,500
*   Banca Popolare dell'Emilia Romagna SC..............  32,280  217,701
#*  Banca Popolare dell'Etruria e del Lazio SC.........  25,255   14,834
*   Banca Popolare di Milano Scarl..................... 385,684  308,729
    Banca Popolare di Sondrio SCARL....................  34,327  133,292
#   Banca Profilo SpA..................................  12,870    5,444
    Banco di Desio e della Brianza SpA.................   5,000   12,913
*   Banco Popolare SC..................................  17,660  222,869
    Brembo SpA.........................................   1,837   64,739
#   Brunello Cucinelli SpA.............................   2,157   44,372
    Buzzi Unicem SpA...................................   5,951   73,057
*   Caltagirone Editore SpA............................   3,000    3,024
*   Carraro SpA........................................   1,070    2,527
#   Cementir Holding SpA...............................   3,618   24,207
*   CIR-Compagnie Industriali Riunite SpA..............  26,265   28,986
#   Credito Emiliano SpA...............................   5,091   39,610
*   Credito Valtellinese SC............................  85,436   96,136
    Danieli & C Officine Meccaniche SpA................   2,142   52,519
    Datalogic SpA......................................   1,800   20,200
    Davide Campari-Milano SpA..........................  22,614  153,288
    De'Longhi SpA......................................   4,801   86,546
    DiaSorin SpA.......................................   1,751   69,907
*   Ei Towers SpA......................................   1,898   94,183
    Engineering SpA....................................     287   14,006
    ERG SpA............................................   5,526   65,797
    Esprinet SpA.......................................   2,060   14,087
    Falck Renewables SpA...............................   2,864    3,158
*   Finmeccanica SpA...................................  29,283  319,816
#*  Geox SpA...........................................   3,764   12,752
#*  Gruppo Editoriale L'Espresso SpA...................   7,849    9,925
    GTECH SpA..........................................   4,346   85,420
    Hera SpA...........................................  55,107  135,054
*   IMMSI SpA..........................................   8,658    6,219
    Industria Macchine Automatiche SpA.................   1,436   63,314
*   Intek Group SpA....................................  17,854    6,791
    Interpump Group SpA................................   6,485   92,432
    Iren SpA...........................................  50,122   58,142
    Italcementi SpA....................................   9,839   67,738
    Italmobiliare SpA..................................     273    7,044
*   Landi Renzo SpA....................................   1,740    2,025
#*  Maire Tecnimont SpA................................   9,016   19,846
    MARR SpA...........................................   3,575   62,476
*   Mediaset SpA.......................................  47,867  217,368
#*  Piaggio & C SpA....................................  17,456   53,136
    Prysmian SpA.......................................  11,938  220,836
    Recordati SpA......................................   9,617  158,937
    Reply SpA..........................................     276   21,353
    Sabaf SpA..........................................     217    2,912
    SAES Getters SpA...................................     616    4,622
*   Safilo Group SpA...................................   2,996   42,721
*   Salini Impregilo SpA...............................   5,069   18,487

                                     1626

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
ITALY -- (Continued)
    Salvatore Ferragamo SpA............................     945 $   27,356
#*  Saras SpA..........................................  16,283     18,232
    Societa Cattolica di Assicurazioni S.c.r.l.........  10,417     80,342
    Societa Iniziative Autostradali e Servizi SpA......   5,499     54,980
#*  Sogefi SpA.........................................   3,015      8,703
    SOL SpA............................................   2,651     20,973
*   Sorin SpA..........................................  28,294     65,662
#*  Tiscali SpA........................................ 110,959      6,761
#   Tod's SpA..........................................     268     27,538
    Trevi Finanziaria Industriale SpA..................   6,018     18,209
    Unipol Gruppo Finanziario SpA......................  22,942    115,702
    Vianini Lavori SpA.................................   3,006     17,945
    Vittoria Assicurazioni SpA.........................   2,848     29,782
#*  World Duty Free SpA................................   9,775    107,678
*   Yoox SpA...........................................   3,918     84,775
    Zignago Vetro SpA..................................   1,896     11,602
                                                                ----------
TOTAL ITALY............................................          5,014,374
                                                                ----------
JAPAN -- (19.9%)
    77 Bank, Ltd. (The)................................  20,000    110,609
    Accordia Golf Co., Ltd.............................   7,000     71,278
    Achilles Corp......................................   6,000      7,704
#   Adastria Holdings Co., Ltd.........................   1,020     26,866
    ADEKA Corp.........................................   7,200     88,324
    Aderans Co., Ltd...................................   1,700     15,091
    Advan Co., Ltd.....................................   2,000     22,382
    Aeon Co., Ltd......................................   2,726     28,787
    Aeon Delight Co., Ltd..............................   1,100     24,636
    Aeon Fantasy Co., Ltd..............................   1,152     15,439
    Ahresty Corp.......................................     700      3,807
    Ai Holdings Corp...................................   3,200     55,718
    Aica Kogyo Co., Ltd................................   3,000     66,776
    Aichi Bank, Ltd. (The).............................     600     29,441
    Aichi Steel Corp...................................   7,000     29,019
    Aichi Tokei Denki Co., Ltd.........................   3,000      8,291
#   Aida Engineering, Ltd..............................   4,000     39,546
    Ain Pharmaciez, Inc................................   1,200     38,675
#   Aiphone Co., Ltd...................................   1,100     17,257
    Aisan Industry Co., Ltd............................   1,570     13,688
    Akebono Brake Industry Co., Ltd....................   6,500     22,950
    Akita Bank, Ltd. (The).............................  15,000     41,594
#   Alpen Co., Ltd.....................................     800     11,751
    Alpine Electronics, Inc............................   3,800     58,768
    Alps Logistics Co., Ltd............................   1,000     11,535
    Amano Corp.........................................   4,200     44,641
#   Anritsu Corp.......................................   7,300     47,863
    AOI Electronic Co., Ltd............................     900     40,539
    AOKI Holdings, Inc.................................   3,200     37,132
    Aomori Bank, Ltd. (The)............................  17,000     50,238
    Aoyama Trading Co., Ltd............................   4,600    154,603
    Arakawa Chemical Industries, Ltd...................   1,800     18,276
    Arata Corp.........................................   2,000      5,503
    Arcland Sakamoto Co., Ltd..........................   1,500     27,979

                                     1627

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ -------
JAPAN -- (Continued)
    Arcs Co., Ltd......................................  2,200 $45,328
    Ariake Japan Co., Ltd..............................    900  24,450
    Arisawa Manufacturing Co., Ltd.....................  1,000   7,615
    Artnature, Inc.....................................  1,000  10,456
    As One Corp........................................    990  26,487
    Asahi Diamond Industrial Co., Ltd..................  5,000  50,977
    Asahi Holdings, Inc................................  2,900  43,037
    Asahi Intecc Co., Ltd..............................    900  47,699
    Asahi Kogyosha Co., Ltd............................  3,000  10,300
    Asahi Organic Chemicals Industry Co., Ltd..........  3,000   7,406
    Asatsu-DK, Inc.....................................  2,100  52,532
#*  Ashimori Industry Co., Ltd.........................  3,000   4,052
#   ASKA Pharmaceutical Co., Ltd.......................  2,000  21,363
#   ASKUL Corp.........................................  1,100  17,104
    Asunaro Aoki Construction Co., Ltd.................  4,000  27,069
    Atsugi Co., Ltd.................................... 15,000  14,872
    Autobacs Seven Co., Ltd............................  4,500  65,883
    Avex Group Holdings, Inc...........................  2,100  35,413
    Awa Bank, Ltd. (The)............................... 11,000  59,283
    Axial Retailing, Inc...............................  1,200  27,615
    Azbil Corp.........................................  2,200  54,663
    Bando Chemical Industries, Ltd.....................  5,000  18,200
    Bank of Iwate, Ltd. (The)..........................  1,300  52,836
    Bank of Nagoya, Ltd. (The).........................  9,000  32,405
    Bank of Okinawa, Ltd. (The)........................  1,300  52,018
    Bank of Saga, Ltd. (The)...........................  9,000  20,545
    Bank of the Ryukyus, Ltd...........................  4,000  55,337
    Belc Co., Ltd......................................  1,000  27,745
    Belluna Co., Ltd...................................  2,800  11,988
    Best Denki Co., Ltd................................  2,500   3,131
#   Bic Camera, Inc....................................  4,500  51,005
    BML, Inc...........................................  1,000  26,754
    Bookoff Corp.......................................  1,000   7,296
    Broadleaf Co., Ltd.................................  1,400  21,608
    Bunka Shutter Co., Ltd.............................  2,984  24,110
    CAC Holdings Corp..................................  1,700  16,288
    Calsonic Kansei Corp............................... 16,000  90,914
    Canon Electronics, Inc.............................  1,500  26,530
    Capcom Co., Ltd....................................  3,400  56,963
    Cawachi, Ltd.......................................  1,300  20,722
    Central Glass Co., Ltd............................. 17,000  71,391
    Chiba Kogyo Bank, Ltd. (The).......................  3,200  21,814
    Chiyoda Co., Ltd...................................  1,700  36,168
    Chofu Seisakusho Co., Ltd..........................  1,800  45,219
    Chori Co., Ltd.....................................    500   8,098
    Chuetsu Pulp & Paper Co., Ltd......................  8,000  20,106
*   Chugai Mining Co., Ltd.............................  5,000   1,190
    Chugai Ro Co., Ltd.................................  7,000  16,290
    Chugoku Marine Paints, Ltd.........................  4,000  35,209
    Chukyo Bank, Ltd. (The)............................  7,000  12,297
    Chuo Spring Co., Ltd...............................  5,000  13,993
    CKD Corp...........................................  4,700  44,770
#*  Clarion Co., Ltd................................... 13,000  38,350

                                     1628

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Cleanup Corp.......................................  2,000 $ 14,800
#   CMIC Holdings Co., Ltd.............................    600   10,243
*   CMK Corp...........................................  2,000    5,655
#   Coca-Cola East Japan Co., Ltd......................  2,970   49,450
    Cocokara fine, Inc.................................  2,579   63,903
#   Colowide Co., Ltd..................................  2,100   35,422
    Computer Engineering & Consulting, Ltd.............  1,500   12,818
    CONEXIO Corp.......................................  1,300   11,695
*   COOKPAD, Inc.......................................  1,000   40,024
    Corona Corp........................................  1,300   12,891
    Cosel Co., Ltd.....................................  1,600   17,197
#   Cosmo Oil Co., Ltd................................. 61,000   82,245
    CREATE SD HOLDINGS Co., Ltd........................  1,000   33,977
#   CROOZ, Inc.........................................    600   10,322
    Cybozu, Inc........................................  4,100   12,381
    Dai Nippon Toryo Co., Ltd.......................... 11,000   14,206
    Dai-Dan Co., Ltd...................................  3,000   17,032
    Daibiru Corp.......................................  5,200   45,752
    Daido Metal Co., Ltd...............................  3,000   28,158
    Daifuku Co., Ltd...................................  7,000   80,192
    Daihen Corp........................................ 11,000   53,062
    Daiichi Jitsugyo Co., Ltd..........................  4,000   20,659
    Daiichikosho Co., Ltd..............................  1,100   31,856
    Daiken Corp........................................  9,000   20,392
    Daiki Aluminium Industry Co., Ltd..................  3,000    7,942
    Daikoku Denki Co., Ltd.............................    900   14,415
    Daikyo, Inc........................................ 30,000   44,335
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd..............................................  4,000   21,779
    Daio Paper Corp....................................  6,000   51,819
    Daisan Bank, Ltd. (The)............................  8,000   13,265
    Daiseki Co., Ltd...................................  2,130   36,116
    Daishi Bank, Ltd. (The)............................ 23,000   76,527
    Daiso Co., Ltd.....................................  1,000    3,727
    Daisyo Corp........................................  1,600   20,177
    Daito Bank, Ltd. (The)............................. 10,000   12,018
    Daiwa Industries, Ltd..............................  3,000   18,230
    Daiwabo Holdings Co., Ltd.......................... 22,000   36,687
    DCM Holdings Co., Ltd.............................. 11,100   74,058
#   Dena Co., Ltd......................................  6,800   89,418
    Denki Kagaku Kogyo K.K............................. 11,000   43,341
    Denki Kogyo Co., Ltd...............................  3,000   13,288
    Denyo Co., Ltd.....................................  2,000   33,029
    Descente, Ltd......................................  5,000   56,675
    DMG Mori Seiki Co., Ltd............................  9,600  124,520
    Doshisha Co., Ltd..................................  1,200   18,731
    Doutor Nichires Holdings Co., Ltd..................  2,212   31,439
#   Dr Ci:Labo Co., Ltd................................    700   24,049
    DTS Corp...........................................  1,200   25,189
#   Duskin Co., Ltd....................................  2,700   42,614
    Dydo Drinco, Inc...................................    500   20,529
    Eagle Industry Co., Ltd............................  2,000   37,250
    Earth Chemical Co., Ltd............................  1,100   36,742
#   EDION Corp......................................... 10,900   80,835

                                     1629

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
#   Ehime Bank, Ltd. (The)............................. 10,000 $ 21,260
    Eighteenth Bank, Ltd. (The)........................ 16,000   46,248
    Eiken Chemical Co., Ltd............................  2,000   31,071
    Eizo Corp..........................................  1,100   23,899
    en-japan, Inc......................................    800   11,623
#   Enplas Corp........................................    700   24,979
    EPS Holdings, Inc..................................  2,000   24,787
    ESPEC Corp.........................................  2,000   18,107
    Exedy Corp.........................................  2,800   61,575
#   F@N Communications, Inc............................  1,800   20,258
    Fancl Corp.........................................  2,700   43,213
    FCC Co., Ltd.......................................  2,100   39,925
*   Feed One Holdings Co., Ltd.........................  4,400    4,109
#   FIDEA Holdings Co., Ltd............................  7,400   13,175
#   Fields Corp........................................  1,100   13,981
    Foster Electric Co., Ltd...........................  2,000   37,571
    FP Corp............................................  1,800   62,822
    France Bed Holdings Co., Ltd.......................  8,000   12,207
    Fudo Tetra Corp....................................  7,300   14,899
#   Fuji Co. Ltd/Ehime.................................  1,500   27,232
    Fuji Corp., Ltd....................................  3,000   17,053
    Fuji Kosan Co., Ltd................................    600    3,049
    Fuji Kyuko Co., Ltd................................  4,000   42,011
    Fuji Oil Co. Ltd/Osaka.............................  3,500   44,968
    Fuji Oil Co., Ltd..................................  1,800    5,367
    Fuji Seal International, Inc.......................  1,200   38,343
    Fuji Soft, Inc.....................................  2,700   54,031
    Fujibo Holdings, Inc...............................  8,000   21,084
    Fujicco Co., Ltd...................................  1,400   24,993
    Fujikura Kasei Co., Ltd............................  2,000    9,716
    Fujikura, Ltd...................................... 29,000  120,484
    Fujimi, Inc........................................  1,400   21,742
    Fujimori Kogyo Co., Ltd............................    800   22,603
    Fujitec Co., Ltd...................................  4,000   40,991
    Fujitsu Frontech, Ltd..............................  2,000   22,895
    Fujitsu General, Ltd...............................  6,000   58,853
*   Fujiya Co., Ltd....................................  2,000    3,278
    Fukuda Corp........................................  3,000   23,831
    Fukui Bank, Ltd. (The)............................. 16,000   35,695
    Fukushima Bank, Ltd. (The)......................... 14,000   10,307
    Fukushima Industries Corp..........................  1,500   22,507
#   Fukuyama Transporting Co., Ltd.....................  7,000   39,141
    Funai Electric Co., Ltd............................    600    7,226
    Furukawa Co., Ltd.................................. 18,000   29,543
#   Furukawa Electric Co., Ltd......................... 47,000   78,184
    Furusato Industries, Ltd...........................  1,000   13,466
    Fuso Pharmaceutical Industries, Ltd................  5,000   12,837
    Futaba Corp........................................  1,500   24,148
    Futaba Industrial Co., Ltd.........................  3,500   17,480
    Future Architect, Inc..............................  2,600   14,215
    Fuyo General Lease Co., Ltd........................  1,000   32,191
    G-Tekt Corp........................................  1,800   17,150
    Gakken Holdings Co., Ltd...........................  3,000    6,313

                                     1630

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Gecoss Corp........................................  3,500 $ 46,637
    Geo Holdings Corp..................................  1,800   17,612
#   GLOBERIDE, Inc..................................... 10,000   16,199
    Glory, Ltd.........................................  1,700   44,551
    GMO internet, Inc..................................  6,000   49,540
    GMO Payment Gateway, Inc...........................    800   13,872
    Godo Steel, Ltd....................................  6,000    9,655
    Goldcrest Co., Ltd.................................  1,190   18,546
    Goldwin, Inc.......................................  2,000   11,233
    Gulliver International Co., Ltd....................  2,200   17,461
    Gun-Ei Chemical Industry Co., Ltd..................  7,000   20,208
    Gunze, Ltd......................................... 19,000   49,216
    Gurunavi, Inc......................................  1,000   15,957
    H2O Retailing Corp.................................  5,205   91,937
    Hakuto Co., Ltd....................................  1,400   14,476
    Hamakyorex Co., Ltd................................    400   14,141
    Hanwa Co., Ltd..................................... 23,000   85,921
    Happinet Corp......................................  1,800   20,057
    Haruyama Trading Co., Ltd..........................  1,400    8,565
    Hazama Ando Corp...................................  7,210   47,222
    Heiwa Corp.........................................  2,800   56,321
    Heiwa Real Estate Co., Ltd.........................  5,400   76,845
    Heiwado Co., Ltd...................................  2,500   53,003
    HI-LEX Corp........................................  1,100   31,514
    Hibiya Engineering, Ltd............................  3,000   39,562
    Hiday Hidaka Corp..................................    600   18,872
    Higashi Nihon House Co., Ltd.......................  2,000    8,734
    Higashi-Nippon Bank, Ltd. (The)....................  9,000   25,324
    Higo Bank, Ltd. (The).............................. 14,000   75,916
    Hioki EE Corp......................................    300    4,513
    HIS Co., Ltd.......................................  1,400   48,005
    Hisaka Works, Ltd..................................  2,000   16,377
    Hitachi Koki Co., Ltd..............................  4,100   29,529
    Hitachi Kokusai Electric, Inc......................  2,000   27,184
    Hitachi Transport System, Ltd......................  4,200   54,946
    Hitachi Zosen Corp................................. 16,700   91,501
    Hodogaya Chemical Co., Ltd.........................  4,000    6,495
    Hogy Medical Co., Ltd..............................  1,100   57,184
#   Hokkaido Coca-Cola Bottling Co., Ltd...............  3,000   13,425
#   Hokkaido Gas Co., Ltd..............................  4,000    9,789
    Hokkan Holdings, Ltd...............................  6,000   15,256
    Hokkoku Bank, Ltd. (The)........................... 29,000   92,525
    Hokuetsu Bank, Ltd. (The).......................... 16,000   29,115
    Hokuetsu Kishu Paper Co., Ltd...................... 11,500   54,163
#   Hokuriku Electric Industry Co., Ltd................  4,000    5,945
    Hokuto Corp........................................  1,600   29,449
#   Honeys Co., Ltd....................................    770    6,866
#   Hoosiers Holdings Co., Ltd.........................    700    2,933
    Horiba, Ltd........................................  2,200   71,657
#   Hosiden Corp.......................................  3,100   16,645
#   Hosokawa Micron Corp...............................  2,000   12,338
#   House Foods Group, Inc.............................  5,200  104,033
    Howa Machinery, Ltd................................    500    3,148

                                     1631

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Hyakugo Bank, Ltd. (The)................................... 19,000 $ 80,447
    Hyakujushi Bank, Ltd. (The)................................ 29,000   97,349
    IBJ Leasing Co., Ltd.......................................    900   16,953
    Ichibanya Co., Ltd.........................................    400   16,585
#   Ichikoh Industries, Ltd....................................  4,000    8,232
    Ichiyoshi Securities Co., Ltd..............................  4,100   41,481
    Icom, Inc..................................................    700   16,262
    Idec Corp..................................................  1,600   14,115
    Ihara Chemical Industry Co., Ltd...........................  4,000   44,895
    Iino Kaiun Kaisha, Ltd.....................................  7,300   42,606
    Ikyu Corp..................................................    900   11,740
    Imasen Electric Industrial.................................    801   10,336
    Inaba Denki Sangyo Co., Ltd................................  1,400   47,278
#   Inaba Seisakusho Co., Ltd..................................  1,200   13,598
    Inabata & Co., Ltd.........................................  4,000   36,453
    Inageya Co., Ltd...........................................  2,000   22,148
    Ines Corp..................................................  3,600   26,885
#   Internet Initiative Japan, Inc.............................  2,600   54,539
    Inui Global Logistics Co., Ltd.............................    525    4,366
    Iriso Electronics Co., Ltd.................................    900   52,315
#   Iseki & Co., Ltd........................................... 14,000   26,709
*   Ishihara Sangyo Kaisha, Ltd................................ 24,000   20,833
    IT Holdings Corp...........................................  8,200  136,205
    Itochu Enex Co., Ltd.......................................  4,000   31,181
    Itochu-Shokuhin Co., Ltd...................................    600   20,463
    Itoham Foods, Inc..........................................  8,631   49,277
    Itoki Corp.................................................  3,000   14,812
    Iwasaki Electric Co., Ltd..................................  4,000    7,886
#   Iwatani Corp...............................................  6,000   38,735
    Iwatsu Electric Co., Ltd...................................  3,000    2,462
#   J-Oil Mills, Inc...........................................  6,000   21,458
    Jamco Corp.................................................  2,000   54,289
#*  Janome Sewing Machine Co., Ltd............................. 23,000   26,588
    Japan Aviation Electronics Industry, Ltd...................  3,000   67,803
#*  Japan Communications, Inc..................................  7,100   30,387
    Japan Digital Laboratory Co., Ltd..........................  2,300   31,810
#   Japan Drilling Co., Ltd....................................    600   21,474
#   Japan Medical Dynamic Marketing, Inc.......................    770    3,754
    Japan Pulp & Paper Co., Ltd................................  5,000   14,089
#   Japan Steel Works, Ltd. (The).............................. 26,000  104,005
    Japan Transcity Corp.......................................  3,000    9,621
    Japan Vilene Co., Ltd......................................  3,000   15,257
    Japan Wool Textile Co., Ltd. (The).........................  6,000   40,007
    JBCC Holdings, Inc.........................................  2,000   12,907
    Jeol, Ltd..................................................  4,000   19,367
    Jimoto Holdings, Inc....................................... 10,000   18,740
#   Jin Co., Ltd...............................................  1,100   33,515
    Joshin Denki Co., Ltd......................................  2,000   16,836
    Jowa Holdings Co., Ltd.....................................    800   24,742
    JSP Corp...................................................  1,900   37,970
#   Juki Corp.................................................. 11,000   35,955
    Juroku Bank, Ltd. (The).................................... 25,000   82,494
*   JVC Kenwood Corp........................................... 13,070   30,982

                                     1632

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
    K&O Energy Group, Inc.......................................  1,000 $12,847
#   K's Holdings Corp...........................................  2,700  79,299
#   kabu.com Securities Co., Ltd................................  7,800  42,203
*   Kadokawa Dwango Corp........................................  4,169  61,713
    Kaga Electronics Co., Ltd...................................    900  11,435
#   Kagome Co., Ltd.............................................  2,300  36,424
    Kagoshima Bank, Ltd. (The).................................. 11,000  68,831
    Kaken Pharmaceutical Co., Ltd...............................  3,000  63,836
    Kameda Seika Co., Ltd.......................................  1,200  40,466
    Kamei Corp..................................................  2,000  13,218
    Kanaden Corp................................................  3,000  20,238
#   Kanagawa Chuo Kotsu Co., Ltd................................  4,000  20,066
    Kanamoto Co., Ltd...........................................  2,000  52,035
    Kandenko Co., Ltd...........................................  9,000  53,206
    Kanematsu Corp.............................................. 37,025  52,738
    Kanematsu Electronics, Ltd..................................    500   7,524
#   Kansai Urban Banking Corp...................................  1,100  11,072
*   Kanto Denka Kogyo Co., Ltd..................................  4,000  18,967
*   Kappa Create Holdings Co., Ltd..............................    400   3,907
#   Kasumi Co., Ltd.............................................  1,900  15,936
#   Katakura Industries Co., Ltd................................    900   9,333
    Kato Sangyo Co., Ltd........................................  2,000  36,669
    Kato Works Co., Ltd.........................................  4,000  31,275
#   KAWADA TECHNOLOGIES, Inc....................................    200   7,110
    Kawai Musical Instruments Manufacturing Co., Ltd............    500   9,874
    Keihin Corp.................................................  2,900  46,224
    Keiyo Bank, Ltd. (The)......................................  7,000  38,190
#   Keiyo Co., Ltd..............................................  2,000   9,497
    KEY Coffee, Inc.............................................  1,300  18,741
#   KFC Holdings Japan, Ltd.....................................  1,000  18,598
    Kintetsu World Express, Inc.................................  1,200  51,098
    Kinugawa Rubber Industrial Co., Ltd.........................  3,000  13,444
    Kissei Pharmaceutical Co., Ltd..............................  1,100  32,999
    Kita-Nippon Bank, Ltd. (The)................................    400  10,521
    Kitagawa Iron Works Co., Ltd................................  7,000  13,990
    Kitz Corp...................................................  4,800  22,793
    Kiyo Bank, Ltd. (The).......................................  4,800  59,882
*   KNT-CT Holdings Co., Ltd....................................  6,000   8,179
    Koa Corp....................................................  1,500  13,735
    Koatsu Gas Kogyo Co., Ltd...................................  4,000  20,391
    Koei Tecmo Holdings Co., Ltd................................  3,000  45,243
#   Kohnan Shoji Co., Ltd.......................................  2,000  22,609
    Koike Sanso Kogyo Co., Ltd..................................  4,000  14,275
    Kojima Co., Ltd.............................................  2,300   6,149
    Kokuyo Co., Ltd.............................................  5,900  44,968
    Komatsu Seiren Co., Ltd.....................................  4,000  18,100
    Komeri Co., Ltd.............................................  3,200  68,634
    Komori Corp.................................................  3,200  34,594
    Konaka Co., Ltd.............................................  1,760   9,192
    Konishi Co., Ltd............................................  2,000  34,279
#*  Kumagai Gumi Co., Ltd.......................................  8,000  25,318
    Kumiai Chemical Industry Co., Ltd...........................  2,481  19,308
    Kura Corp...................................................  1,200  36,154

                                     1633

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Kurabo Industries, Ltd..................................... 18,000 $ 30,186
#   Kureha Corp................................................ 12,000   49,991
    Kurimoto, Ltd.............................................. 11,000   20,636
#   Kuroda Electric Co., Ltd...................................  4,500   64,472
    Kusuri No Aoki Co., Ltd....................................    600   39,860
    KYB Co., Ltd............................................... 20,000   79,363
    Kyodo Printing Co., Ltd....................................  9,000   30,165
    Kyoei Steel, Ltd...........................................  1,200   22,296
    Kyokuto Kaihatsu Kogyo Co., Ltd............................  2,300   26,001
    Kyokuto Securities Co., Ltd................................  1,100   15,844
    Kyokuyo Co., Ltd...........................................  3,000    7,055
    KYORIN Holdings, Inc.......................................  2,900   58,635
#   Kyoritsu Maintenance Co., Ltd..............................  1,000   55,858
    Kyosan Electric Manufacturing Co., Ltd.....................  5,000   15,913
    Kyowa Exeo Corp............................................  6,200   65,433
    Kyudenko Corp..............................................  3,000   40,291
    Lasertec Corp..............................................    800    9,895
*   Leopalace21 Corp........................................... 19,400  125,524
#   Life Corp..................................................  2,000   28,615
    Lintec Corp................................................  2,700   59,414
#   Lion Corp.................................................. 14,000   76,054
#   Macnica, Inc...............................................    800   23,578
    Maeda Corp................................................. 11,000   84,279
    Maeda Road Construction Co., Ltd...........................  6,000   94,684
    Maezawa Kasei Industries Co., Ltd..........................  1,200   13,230
    Maezawa Kyuso Industries Co., Ltd..........................  1,200   14,866
    Makino Milling Machine Co., Ltd............................  7,000   60,148
    Mandom Corp................................................  1,100   37,141
    Mani, Inc..................................................    500   29,333
#   Mars Engineering Corp......................................    700   12,384
    Marubun Corp...............................................  1,900   12,742
    Marudai Food Co., Ltd......................................  5,000   17,908
    Maruha Nichiro Corp........................................  2,253   33,520
    Marukyu Co., Ltd...........................................  2,000   20,678
    Marusan Securities Co., Ltd................................  6,000   41,480
    Maruwa Co., Ltd............................................    700   18,908
    Maruyama Manufacturing Co., Inc............................  3,000    5,857
#*  Maruzen CHI Holdings Co., Ltd..............................    400    1,208
#   Maruzen Showa Unyu Co., Ltd................................  6,000   20,207
#   Marvelous, Inc.............................................  3,300   49,482
    Matsuda Sangyo Co., Ltd....................................  1,225   13,903
    Matsumotokiyoshi Holdings Co., Ltd.........................  2,200   72,502
    Matsuya Foods Co., Ltd.....................................  1,000   20,986
    Max Co., Ltd...............................................  4,000   43,478
    Maxvalu Tokai Co., Ltd.....................................  1,000   15,285
    Megachips Corp.............................................  1,600   19,223
    Megmilk Snow Brand Co., Ltd................................  3,900   53,616
    Meidensha Corp............................................. 12,000   35,794
    Meiko Network Japan Co., Ltd...............................  2,600   26,902
    Meisei Industrial Co., Ltd.................................  5,000   29,629
    Meitec Corp................................................  1,900   55,445
    Meito Sangyo Co., Ltd......................................  1,200   11,929
#   Meiwa Corp.................................................  3,000   11,714

                                     1634

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
    Meiwa Estate Co., Ltd.......................................  1,700 $ 7,058
    Melco Holdings, Inc.........................................  1,400  22,097
    Message Co., Ltd............................................  1,100  29,368
#   Michinoku Bank, Ltd. (The)..................................  9,000  16,873
#   Micronics Japan Co., Ltd....................................    700  18,928
    Mie Bank, Ltd. (The)........................................  5,000  11,081
    Milbon Co., Ltd.............................................    600  16,972
    Mimasu Semiconductor Industry Co., Ltd......................  1,219  13,791
    Minato Bank, Ltd. (The)..................................... 21,000  40,423
#   Ministop Co., Ltd...........................................  1,500  20,241
    Mirait Holdings Corp........................................  4,400  51,012
    Misawa Homes Co., Ltd.......................................  2,000  17,719
    Mitani Corp.................................................  1,200  27,605
    Mito Securities Co., Ltd....................................  4,000  13,898
    Mitsuba Corp................................................  4,000  70,984
*   Mitsubishi Paper Mills, Ltd................................. 13,000   9,569
    Mitsubishi Pencil Co., Ltd..................................    300   8,862
    Mitsubishi Shokuhin Co., Ltd................................    800  17,758
    Mitsubishi Steel Manufacturing Co., Ltd..................... 14,000  28,342
    Mitsuboshi Belting Co., Ltd.................................  5,000  40,866
    Mitsui Engineering & Shipbuilding Co., Ltd.................. 58,000  94,296
    Mitsui High-Tec, Inc........................................  3,300  22,213
    Mitsui Matsushima Co., Ltd.................................. 10,000  10,567
    Mitsui Mining & Smelting Co., Ltd........................... 32,000  66,822
    Mitsui Sugar Co., Ltd.......................................  6,000  20,346
    Mitsui-Soko Holdings Co., Ltd............................... 10,000  33,525
    Mitsumi Electric Co., Ltd...................................  7,500  57,199
    Mitsuuroko Group Holdings Co., Ltd..........................  3,000  14,216
    Miura Co., Ltd..............................................  6,000  67,770
    Miyazaki Bank, Ltd. (The)................................... 11,000  38,110
    Mizuno Corp.................................................  9,000  44,261
    Mochida Pharmaceutical Co., Ltd.............................  1,400  76,877
#   Monex Group, Inc............................................ 23,900  49,067
#   MonotaRO Co., Ltd...........................................  2,500  63,418
    Morinaga & Co., Ltd......................................... 16,000  49,780
    Morinaga Milk Industry Co., Ltd............................. 14,000  60,524
    Morita Holdings Corp........................................  4,000  44,147
    Moshi Moshi Hotline, Inc....................................  1,500  16,551
    Musashi Seimitsu Industry Co., Ltd..........................  1,200  22,595
    Musashino Bank, Ltd. (The)..................................  2,900  95,056
    Nachi-Fujikoshi Corp........................................ 13,000  69,903
    Nafco Co., Ltd..............................................    400   5,454
    Nagaileben Co., Ltd.........................................    800  13,228
    Nagano Bank, Ltd. (The).....................................  6,000  10,621
    Nagase & Co., Ltd...........................................  3,500  43,511
    Nagatanien Co., Ltd.........................................  2,000  19,299
    Nakamuraya Co., Ltd.........................................  3,000  12,154
    Nakanishi, Inc..............................................  1,000  36,610
*   Nakayama Steel Works, Ltd...................................  5,000   3,425
    Namura Shipbuilding Co., Ltd................................  4,096  41,457
    Nanto Bank, Ltd. (The)...................................... 14,000  46,934
    NDS Co., Ltd................................................  5,000  12,741
    NEC Networks & System Integration Corp......................  1,700  36,534

                                     1635

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    NET One Systems Co., Ltd...................................  6,200 $ 37,055
    Neturen Co., Ltd...........................................  2,600   19,380
    Nichi-iko Pharmaceutical Co., Ltd..........................  2,850   51,322
    Nichia Steel Works, Ltd....................................  4,000   11,644
#   Nichias Corp...............................................  6,000   32,942
    Nichicon Corp..............................................  4,800   36,535
    Nichiha Corp...............................................  1,500   16,056
#   Nichii Gakkan Co...........................................  2,900   30,251
    Nichirei Corp.............................................. 20,000  106,018
    Nichireki Co., Ltd.........................................  2,000   15,722
    Nifco, Inc.................................................  2,800   96,452
    Nihon Dempa Kogyo Co., Ltd.................................    600    4,783
    Nihon Eslead Corp..........................................  1,000   10,408
    Nihon M&A Center, Inc......................................  2,300   79,824
    Nihon Nohyaku Co., Ltd.....................................  5,000   58,805
    Nihon Parkerizing Co., Ltd.................................  2,000   47,682
#   Nihon Trim Co., Ltd........................................    500   11,216
    Nihon Unisys, Ltd..........................................  4,200   36,724
    Nihon Yamamura Glass Co., Ltd..............................  8,000   11,590
    Nikkiso Co., Ltd...........................................  4,000   35,201
    Nippo Corp.................................................  3,000   46,648
    Nippon Beet Sugar Manufacturing Co., Ltd...................  5,000    8,698
    Nippon Carbon Co., Ltd.....................................  5,000   10,206
#   Nippon Ceramic Co., Ltd....................................  1,000   15,069
*   Nippon Chemi-Con Corp...................................... 10,000   28,216
#*  Nippon Chemical Industrial Co., Ltd........................  2,000    5,280
    Nippon Chemiphar Co., Ltd..................................  3,000   14,256
    Nippon Coke & Engineering Co., Ltd......................... 12,500   11,630
#   Nippon Concrete Industries Co., Ltd........................  3,000   14,289
*   Nippon Denko Co., Ltd......................................  6,000   15,123
    Nippon Densetsu Kogyo Co., Ltd.............................  4,000   57,395
    Nippon Filcon Co., Ltd.....................................  2,000    8,051
    Nippon Flour Mills Co., Ltd................................ 12,000   56,914
    Nippon Gas Co., Ltd........................................  2,000   49,170
    Nippon Kasei Chemical Co., Ltd.............................  5,000    5,995
#*  Nippon Kinzoku Co., Ltd....................................  3,000    3,641
    Nippon Koei Co., Ltd.......................................  5,000   20,097
    Nippon Konpo Unyu Soko Co., Ltd............................  4,000   62,330
#*  Nippon Koshuha Steel Co., Ltd.............................. 10,000    9,194
    Nippon Light Metal Holdings Co., Ltd....................... 31,000   46,346
    Nippon Paper Industries Co., Ltd...........................  5,400   85,153
    Nippon Parking Development Co., Ltd........................  8,300    8,886
    Nippon Pillar Packing Co., Ltd.............................  2,000   14,897
    Nippon Piston Ring Co., Ltd................................  7,000   14,083
    Nippon Road Co., Ltd. (The)................................  8,000   38,196
    Nippon Seiki Co., Ltd......................................  2,000   45,230
#   Nippon Sharyo, Ltd.........................................  4,000   12,026
*   Nippon Sheet Glass Co., Ltd................................ 79,000   72,530
    Nippon Shinyaku Co., Ltd...................................  1,000   33,034
    Nippon Signal Co., Ltd. (The)..............................  4,500   48,941
    Nippon Soda Co., Ltd....................................... 13,000   73,935
    Nippon Steel & Sumikin Bussan Corp.........................  6,480   23,674
*   Nippon Suisan Kaisha, Ltd.................................. 31,700  109,537

                                     1636

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Nippon Synthetic Chemical Industry Co., Ltd. (The).........  3,000 $ 18,448
    Nippon Thompson Co., Ltd...................................  3,000   14,536
    Nippon Valqua Industries, Ltd..............................  6,000   15,830
#*  Nippon Yakin Kogyo Co., Ltd................................ 15,000   29,939
#   Nipro Corp.................................................  9,000   78,826
    Nishi-Nippon Railroad Co., Ltd............................. 36,000  155,851
    Nishimatsu Construction Co., Ltd........................... 25,000  100,429
    Nishimatsuya Chain Co., Ltd................................  3,000   23,897
    Nishio Rent All Co., Ltd...................................  1,500   45,948
    Nissei Corp................................................    400    3,505
#   Nissha Printing Co., Ltd...................................  2,900   46,486
    Nisshin Fudosan Co.........................................  2,800   11,530
    Nisshin Oillio Group, Ltd. (The)........................... 10,000   36,371
    Nisshin Steel Co., Ltd.....................................  7,348   76,062
    Nisshinbo Holdings, Inc....................................  8,000   89,898
    Nissin Corp................................................  5,000   12,453
    Nissin Electric Co., Ltd...................................  2,000   11,875
    Nissin Kogyo Co., Ltd......................................  3,900   59,704
    Nitta Corp.................................................  1,300   31,229
    Nittan Valve Co., Ltd......................................  2,000    5,577
    Nittetsu Mining Co., Ltd...................................  3,000   10,604
    Nitto Boseki Co., Ltd......................................  8,000   27,979
    Nitto Kogyo Corp...........................................  3,000   57,847
    Nitto Kohki Co., Ltd.......................................    100    1,862
    Nitto Seiko Co., Ltd.......................................  3,000    9,596
    Noevir Holdings Co., Ltd...................................  1,100   20,022
    NOF Corp................................................... 12,000   76,850
    Nomura Co., Ltd............................................  4,000   37,729
    Noritake Co., Ltd..........................................  8,000   20,074
    Noritsu Koki Co., Ltd......................................  1,200    6,491
    Noritz Corp................................................  2,000   31,488
    North Pacific Bank, Ltd.................................... 26,500   98,719
    NS Solutions Corp..........................................  1,400   33,989
    NS United Kaiun Kaisha, Ltd................................  9,000   29,320
    NSD Co., Ltd...............................................  1,300   20,074
    Nuflare Technology, Inc....................................    300   10,930
    Obara Group, Inc...........................................    600   29,945
    Oenon Holdings, Inc........................................  5,000    9,215
    Ogaki Kyoritsu Bank, Ltd. (The)............................ 22,000   67,540
#   Ohsho Food Service Corp....................................  1,100   44,186
    Oiles Corp.................................................  2,073   38,256
    Oita Bank, Ltd. (The)...................................... 22,000   77,118
    Okabe Co., Ltd.............................................  4,000   34,493
    Okamoto Industries, Inc....................................  6,000   21,996
    Okamura Corp...............................................  7,300   53,475
    Oki Electric Industry Co., Ltd............................. 41,000   83,746
    Okinawa Electric Power Co., Inc. (The).....................  1,077   37,309
    OKK Corp...................................................  5,000    6,956
#   OKUMA Corp................................................. 11,000   93,599
    Okumura Corp............................................... 12,000   54,758
    Okura Industrial Co., Ltd..................................  4,000   11,813
    Okuwa Co., Ltd.............................................  2,000   16,307
    Olympic Group Corp.........................................  1,800   12,843

                                     1637

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
    ONO Sokki Co., Ltd..........................................  1,500 $11,553
#   Onoken Co., Ltd.............................................  2,000  16,364
#   Onward Holdings Co., Ltd....................................  9,000  58,040
    Organo Corp.................................................  4,000  16,137
#   Origin Electric Co., Ltd....................................  3,000  12,699
    Osaka Steel Co., Ltd........................................    900  17,012
#   OSAKA Titanium Technologies Co., Ltd........................  1,600  33,525
#   Osaki Electric Co., Ltd.....................................  3,000  20,392
    OSG Corp....................................................  5,300  97,582
    Oyo Corp....................................................    900  13,180
    Pacific Industrial Co., Ltd.................................  4,000  32,464
*   Pacific Metals Co., Ltd..................................... 21,000  56,572
    Pack Corp. (The)............................................    700  13,760
    Pal Co., Ltd................................................    900  23,377
    Paltac Corp.................................................  2,500  31,468
    PanaHome Corp...............................................  6,000  36,049
    Panasonic Industrial Devices SUNX Co., Ltd..................  2,700  19,037
    Panasonic Information Systems...............................    400  10,135
    Paramount Bed Holdings Co., Ltd.............................  1,100  30,425
    Parco Co., Ltd..............................................    400   3,407
    Paris Miki Holdings, Inc....................................  1,000   4,057
#   Pasco Corp..................................................  1,000   2,855
    Penta-Ocean Construction Co., Ltd........................... 18,000  68,606
    Pilot Corp..................................................  1,500  88,905
    Piolax, Inc.................................................  1,000  48,038
#*  Pioneer Corp................................................ 21,000  39,491
    Plenus Co., Ltd.............................................  1,900  32,674
#   Press Kogyo Co., Ltd........................................  9,000  30,320
    Pressance Corp..............................................    900  28,758
    Prima Meat Packers, Ltd..................................... 15,000  39,002
    Raito Kogyo Co., Ltd........................................  4,700  46,565
*   Rasa Industries, Ltd........................................  3,000   3,337
    Relo Holdings, Inc..........................................    600  44,713
    Rengo Co., Ltd.............................................. 17,000  71,427
#*  Renown, Inc.................................................  3,000   2,848
    Resort Solution Co., Ltd....................................  4,000   8,857
    Resorttrust, Inc............................................  4,000  95,800
    Rheon Automatic Machinery Co., Ltd..........................  2,000   8,309
    Rhythm Watch Co., Ltd....................................... 10,000  13,812
    Ricoh Leasing Co., Ltd......................................  1,000  26,171
#   Right On Co., Ltd...........................................  1,125   7,094
    Riken Corp..................................................  7,000  27,414
    Riken Technos Corp..........................................  5,000  18,404
#   Riken Vitamin Co., Ltd......................................  2,000  75,838
    Ringer Hut Co., Ltd.........................................  1,400  27,501
    Riso Kagaku Corp............................................  2,800  48,680
#   Rock Field Co., Ltd.........................................    300   5,348
    Rohto Pharmaceutical Co., Ltd...............................  5,500  73,873
    Roland DG Corp..............................................  1,200  35,687
#   Round One Corp..............................................  5,300  33,096
    Royal Holdings Co., Ltd.....................................  2,000  28,600
    Ryobi, Ltd.................................................. 11,000  29,588
    Ryoden Trading Co., Ltd.....................................  3,000  20,632

                                     1638

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Ryosan Co., Ltd............................................  2,800 $ 59,436
    Ryoyo Electro Corp.........................................  2,000   20,812
    S Foods, Inc...............................................  2,000   35,880
    Sac's Bar Holdings, Inc....................................  1,650   23,778
    Saibu Gas Co., Ltd......................................... 24,000   53,156
    Saizeriya Co., Ltd.........................................  2,400   38,849
    Sakai Chemical Industry Co., Ltd...........................  7,000   24,910
    Sakata INX Corp............................................  3,000   31,738
    Sakata Seed Corp...........................................  2,000   34,736
    Sala Corp..................................................  4,000   20,234
    San-A Co., Ltd.............................................  1,000   33,386
    San-Ai Oil Co., Ltd........................................  4,000   26,543
    San-In Godo Bank, Ltd. (The)............................... 14,000  114,233
    Sanden Corp................................................ 10,000   46,703
    Sangetsu Co., Ltd..........................................  2,100   56,242
#*  Sanix, Inc.................................................  2,900    9,316
    Sanken Electric Co., Ltd................................... 10,000   81,792
    Sanki Engineering Co., Ltd.................................  5,000   30,326
    Sankyo Seiko Co., Ltd......................................  4,000   16,184
    Sankyo Tateyama, Inc.......................................  1,600   24,606
    Sankyu, Inc................................................ 19,000   76,009
    Sanoh Industrial Co., Ltd..................................  3,000   18,879
    Sanshin Electronics Co., Ltd...............................  2,000   13,638
    Sanwa Holdings Corp........................................ 15,000  103,727
    Sanyo Chemical Industries, Ltd.............................  7,000   50,750
    Sanyo Denki Co., Ltd.......................................  4,000   28,734
    Sanyo Electric Railway Co., Ltd............................  6,000   23,562
    Sanyo Shokai, Ltd.......................................... 11,000   25,918
    Sanyo Special Steel Co., Ltd...............................  6,000   20,136
    Sapporo Holdings, Ltd...................................... 26,000  109,519
    Sato Holdings Corp.........................................  1,900   43,969
    Sato Shoji Corp............................................  2,000   12,627
    Satori Electric Co., Ltd...................................  1,000    6,431
#   Sawada Holdings Co., Ltd...................................  3,300   23,891
#   Saxa Holdings, Inc.........................................  4,000    7,824
    SCREEN Holdings Co., Ltd................................... 12,000   71,260
    Secom Joshinetsu Co., Ltd..................................    900   23,270
    Seika Corp.................................................  8,000   19,777
    Seikagaku Corp.............................................  1,700   29,899
    Seiko Holdings Corp........................................ 10,000   54,543
    Seino Holdings Co., Ltd.................................... 13,000  141,457
    Seiren Co., Ltd............................................  5,300   43,200
    Sekisui Jushi Corp.........................................  2,000   26,587
    Sekisui Plastics Co., Ltd..................................  7,000   27,146
#   Senko Co., Ltd.............................................  6,000   34,683
    Senshu Electric Co., Ltd...................................  1,000   13,354
    Senshu Ikeda Holdings, Inc................................. 22,600  100,354
    Senshukai Co., Ltd.........................................  3,000   21,155
#   Seria Co., Ltd.............................................  1,500   43,294
#   Shibaura Mechatronics Corp.................................  4,000    9,877
    Shibusawa Warehouse Co., Ltd. (The)........................  6,000   17,546
#   Shibuya Kogyo Co., Ltd.....................................  1,200   24,875
    Shiga Bank, Ltd. (The)..................................... 16,000   89,249

                                     1639

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Shikibo, Ltd...............................................  9,000 $  9,018
    Shikoku Bank, Ltd. (The)................................... 12,000   25,081
    Shikoku Chemicals Corp.....................................  3,000   23,302
    Shima Seiki Manufacturing, Ltd.............................  2,100   36,858
    Shimachu Co., Ltd..........................................  5,100  127,834
    Shimizu Bank, Ltd. (The)...................................    400    9,839
    Shin-Etsu Polymer Co., Ltd.................................  5,000   22,343
    Shinagawa Refractories Co., Ltd............................  5,000   11,251
    Shindengen Electric Manufacturing Co., Ltd.................  8,000   42,907
#*  Shinkawa, Ltd..............................................  1,000    5,824
    Shinko Electric Industries Co., Ltd........................  6,300   44,128
    Shinko Plantech Co., Ltd...................................  3,000   22,415
    Shinko Shoji Co., Ltd......................................  2,000   20,703
    Shinmaywa Industries, Ltd..................................  8,000   77,928
    Shinnihon Corp.............................................  4,000   15,106
    Ship Healthcare Holdings, Inc..............................  2,900   71,970
    Shiroki Corp...............................................  7,000   18,376
    Shizuoka Gas Co., Ltd......................................  5,000   31,928
    Shobunsha Publications, Inc................................  1,300    9,547
    Showa Corp.................................................  6,100   61,969
    Showa Sangyo Co., Ltd...................................... 10,000   41,191
    Siix Corp..................................................  2,400   51,523
    Sinanen Co., Ltd...........................................  3,000   11,745
    Sinfonia Technology Co., Ltd...............................  6,000    9,508
    Sintokogio, Ltd............................................  3,938   27,801
    SMK Corp...................................................  5,000   20,771
#   SMS Co., Ltd...............................................  1,200   10,816
    Sodick Co., Ltd............................................  4,100   35,363
    Sotetsu Holdings, Inc...................................... 20,000   91,461
    Sparx Group Co., Ltd....................................... 11,800   20,347
    SRA Holdings...............................................  1,000   12,388
    St Marc Holdings Co., Ltd..................................    500   32,151
    Star Micronics Co., Ltd....................................  3,100   38,729
    Starts Corp., Inc..........................................  1,500   20,794
    Starzen Co., Ltd...........................................  4,000   13,839
    Stella Chemifa Corp........................................    900    9,904
#   Sumida Corp................................................  1,100    7,321
    Suminoe Textile Co., Ltd...................................  5,000   12,566
    Sumitomo Bakelite Co., Ltd................................. 18,000   74,501
    Sumitomo Densetsu Co., Ltd.................................  1,100   13,031
*   Sumitomo Mitsui Construction Co., Ltd...................... 39,460   55,255
    Sumitomo Osaka Cement Co., Ltd............................. 30,000   87,236
#   Sumitomo Precision Products Co., Ltd.......................  2,000    8,548
    Sumitomo Real Estate Sales Co., Ltd........................  1,200   28,384
    Sumitomo Riko Co, Ltd......................................  2,700   22,011
    Sumitomo Seika Chemicals Co., Ltd..........................  4,000   28,343
    Sumitomo Warehouse Co., Ltd. (The)......................... 11,000   61,569
#   Sun Frontier Fudousan Co., Ltd.............................  1,500   11,657
#*  SWCC Showa Holdings Co., Ltd............................... 12,000   10,033
    Systena Corp...............................................  1,300    9,402
    T Hasegawa Co., Ltd........................................  1,600   23,111
    T RAD Co., Ltd.............................................  5,000   10,192
    T&K Toka Co., Ltd..........................................    500    9,477

                                     1640

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
    T-Gaia Corp.................................................  2,100 $22,812
    Tabuchi Electric Co., Ltd...................................  3,000  26,662
#   Tachi-S Co., Ltd............................................  2,100  30,593
    Tadano, Ltd.................................................  4,000  48,143
    Taihei Dengyo Kaisha, Ltd...................................  3,000  22,934
    Taiho Kogyo Co., Ltd........................................  1,900  21,127
#   Taikisha, Ltd...............................................  2,000  47,578
    Taiko Bank, Ltd. (The)......................................  4,000   7,519
    Taiyo Holdings Co., Ltd.....................................  1,700  61,797
    Taiyo Yuden Co., Ltd........................................  8,000  99,271
    Takamatsu Construction Group Co., Ltd.......................  1,600  33,031
    Takaoka Toko Co., Ltd.......................................    400   5,924
    Takara Holdings, Inc........................................  3,300  21,049
    Takara Leben Co., Ltd....................................... 10,600  55,295
    Takara Standard Co., Ltd....................................  7,000  53,269
    Takasago International Corp.................................  7,000  34,813
    Takasago Thermal Engineering Co., Ltd.......................  6,000  75,271
#   Takata Corp.................................................  1,800  20,994
    Takeei Corp.................................................  1,900  14,672
    Takeuchi Manufacturing Co., Ltd.............................    500  18,339
    Takiron Co., Ltd............................................  3,000  13,312
    Takuma Co., Ltd.............................................  6,000  42,295
#   Tamron Co., Ltd.............................................  1,500  29,298
    Tamura Corp.................................................  4,000  13,458
#   Tatsuta Electric Wire and Cable Co., Ltd....................  2,000   8,338
#*  Teac Corp...................................................  5,000   2,451
    TECHNO ASSOCIE Co., Ltd.....................................  1,800  16,539
    Teikoku Tsushin Kogyo Co., Ltd..............................  4,000   7,618
    Tenma Corp..................................................  2,000  26,487
    TKC Corp....................................................  1,600  28,331
    Toa Corp.(6894508).......................................... 12,000  20,415
    Toa Corp.(6894434)..........................................  2,600  26,093
    TOA ROAD Corp...............................................  3,000  10,996
    Toagosei Co., Ltd........................................... 25,000  99,932
#*  Tobishima Corp.............................................. 17,200  37,518
    TOC Co., Ltd................................................  5,000  30,395
    Tocalo Co., Ltd.............................................  1,000  16,835
    Tochigi Bank, Ltd. (The).................................... 10,000  46,178
    Toda Corp................................................... 17,000  60,798
    Toei Co., Ltd...............................................  5,000  28,958
    Toenec Corp.................................................  3,000  14,941
    Toho Bank, Ltd. (The)....................................... 21,000  73,737
    Toho Holdings Co., Ltd......................................  4,600  64,069
#*  Toho Titanium Co., Ltd......................................  2,900  20,483
    Toho Zinc Co., Ltd.......................................... 12,000  37,668
    Tohoku Bank, Ltd. (The).....................................  8,000  10,574
    Tokai Carbon Co., Ltd....................................... 23,000  66,270
    Tokai Corp/Gifu.............................................    200   6,216
    TOKAI Holdings Corp.........................................  5,000  22,528
    Tokai Rika Co., Ltd.........................................  2,600  53,539
#   Token Corp..................................................    480  19,894
    Tokushu Tokai Paper Co., Ltd................................  5,189  12,797
#   Tokuyama Corp............................................... 32,000  71,084

                                     1641

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Tokyo Dome Corp............................................ 16,000 $ 74,005
    Tokyo Energy & Systems, Inc................................  2,000   14,305
*   Tokyo Kikai Seisakusho, Ltd................................  6,000    3,761
    Tokyo Ohka Kogyo Co., Ltd..................................  2,700   92,844
#   Tokyo Rakutenchi Co., Ltd..................................  5,000   21,176
*   Tokyo Rope Manufacturing Co., Ltd..........................  4,000    7,503
    Tokyo Seimitsu Co., Ltd....................................  4,600   93,545
    Tokyo Steel Manufacturing Co., Ltd.........................  9,000   67,630
    Tokyo Tekko Co., Ltd.......................................  3,000   14,968
    Tokyo Theatres Co., Inc....................................  6,000    7,225
*   Tokyo TY Financial Group, Inc..............................  2,224   63,661
    Tokyu Recreation Co., Ltd..................................  3,000   17,173
    Toli Corp..................................................  6,000   12,489
    Tomato Bank, Ltd...........................................  9,000   13,429
    TOMONY Holdings, Inc....................................... 14,500   62,601
#   Tomy Co., Ltd..............................................  5,617   31,115
    Tonami Holdings Co., Ltd...................................  3,000   10,579
    Toppan Forms Co., Ltd......................................  2,600   27,015
    Topre Corp.................................................  2,100   28,881
    Topy Industries, Ltd....................................... 16,000   36,035
#   Toridoll.corp..............................................  1,200   17,415
#   Torishima Pump Manufacturing Co., Ltd......................  2,000   14,697
#   Tosei Corp.................................................  4,200   25,644
    Toshiba Machine Co., Ltd................................... 10,000   38,348
    Toshiba Plant Systems & Services Corp......................  4,000   61,311
    Toshiba TEC Corp...........................................  8,000   49,350
#   Tosho Printing Co., Ltd....................................  5,000   13,646
    Totetsu Kogyo Co., Ltd.....................................  3,000   71,605
    Tottori Bank, Ltd. (The)...................................  6,000   11,875
    Towa Bank, Ltd. (The)...................................... 10,000    8,210
    Towa Pharmaceutical Co., Ltd...............................    900   40,939
    Toyo Construction Co., Ltd.................................  3,200   15,331
    Toyo Corp..................................................  3,000   28,182
#   Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd....  5,000   18,069
#   Toyo Engineering Corp......................................  9,000   30,332
    Toyo Ink SC Holdings Co., Ltd.............................. 15,000   70,213
    Toyo Kanetsu K.K........................................... 12,000   24,505
    Toyo Kohan Co., Ltd........................................  3,000   15,398
    Toyo Securities Co., Ltd...................................  5,000   14,652
    Toyo Tanso Co., Ltd........................................    300    4,811
    Toyo Tire & Rubber Co., Ltd................................      1       11
    Toyobo Co., Ltd............................................ 75,000  100,870
    TPR Co., Ltd...............................................  2,100   53,141
#   Trancom Co., Ltd...........................................    600   25,730
    Transcosmos, Inc...........................................  1,900   33,262
    Trusco Nakayama Corp.......................................  1,400   37,285
    TS Tech Co., Ltd...........................................  1,800   45,351
    TSI Holdings Co., Ltd......................................  6,525   37,301
    Tsubakimoto Chain Co.......................................  9,000   72,462
#   Tsugami Corp...............................................  5,000   28,561
    Tsukishima Kikai Co., Ltd..................................  3,000   32,394
    Tsukuba Bank, Ltd..........................................  5,500   16,056
#   Tsukui Corp................................................  2,600   24,030

                                     1642

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
#   Tsumura & Co...............................................  5,000 $113,780
    Tsurumi Manufacturing Co., Ltd.............................  2,000   33,397
    Tsutsumi Jewelry Co., Ltd..................................    800   17,084
    U-Shin, Ltd................................................  2,000   11,993
#   UACJ Corp.................................................. 16,034   39,379
    Ube Industries, Ltd........................................ 78,400  117,416
    Uchida Yoko Co., Ltd.......................................  4,000   12,473
    UKC Holdings Corp..........................................    300    4,607
*   Ulvac, Inc.................................................  4,900   70,185
    Uniden Corp................................................  2,000    3,783
    Union Tool Co..............................................    400   11,170
    Unipres Corp...............................................  2,300   40,010
    United Arrows, Ltd.........................................  1,600   45,477
*   Unitika, Ltd............................................... 52,000   24,203
#   Universal Entertainment Corp...............................  2,600   43,960
#   UNY Group Holdings Co., Ltd................................ 15,800   90,906
*   Usen Corp..................................................  4,870   12,764
#   Ushio, Inc.................................................  8,200   94,998
    Valor Co., Ltd.............................................  2,000   37,727
    Vital KSK Holdings, Inc....................................  2,800   21,509
    VT Holdings Co., Ltd.......................................  6,900   27,769
    Wacoal Holdings Corp.......................................  6,000   59,471
#   Wacom Co., Ltd............................................. 11,800   49,857
    Wakita & Co., Ltd..........................................  2,000   18,957
    Warabeya Nichiyo Co., Ltd..................................  1,200   20,076
#   WATAMI Co., Ltd............................................  1,400   13,858
    Welcia Holdings Co., Ltd...................................    475   17,484
#   West Holdings Corp.........................................  1,800   14,261
    Wood One Co., Ltd..........................................  3,000    6,930
    Xebio Co., Ltd.............................................  1,500   23,218
    Yahagi Construction Co., Ltd...............................  1,500   11,169
    YAMABIKO Corp..............................................    615   26,468
#   Yamagata Bank, Ltd. (The).................................. 11,000   46,427
    Yamaichi Electronics Co., Ltd..............................  1,600   11,130
    Yamanashi Chuo Bank, Ltd. (The)............................ 14,000   55,911
    Yamazen Corp...............................................  3,000   21,090
    Yaoko Co., Ltd.............................................    500   32,505
    Yasuda Logistics Corp......................................  2,000   17,515
    Yellow Hat, Ltd............................................  1,800   35,209
    Yodogawa Steel Works, Ltd..................................  9,000   32,378
    Yokogawa Bridge Holdings Corp..............................  2,000   22,405
    Yokohama Reito Co., Ltd....................................  3,000   20,810
    Yokowo Co., Ltd............................................  1,700    9,204
    Yomeishu Seizo Co., Ltd....................................  2,000   15,597
    Yondenko Corp..............................................  2,100    8,078
    Yondoshi Holdings, Inc.....................................  1,159   17,753
    Yorozu Corp................................................  1,900   36,793
    Yoshinoya Holdings Co., Ltd................................  3,200   36,238
    Yuasa Trading Co., Ltd.....................................  1,800   37,039
    Yurtec Corp................................................  4,000   27,039
    Yusen Logistics Co., Ltd...................................    600    7,184
    Yushiro Chemical Industry Co., Ltd.........................  1,000   15,565
#   Zenrin Co., Ltd............................................  1,800   23,159

                                     1643

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------ -----------
JAPAN -- (Continued)
#   Zensho Holdings Co., Ltd................................  6,900 $    62,388
    ZERIA Pharmaceutical Co., Ltd...........................  2,200      35,614
#   Zuken, Inc..............................................  2,000      19,909
                                                                    -----------
TOTAL JAPAN.................................................         29,688,071
                                                                    -----------
NETHERLANDS -- (2.0%)
    Aalberts Industries NV..................................  6,785     195,413
    Accell Group............................................  1,850      28,222
*   AFC Ajax NV.............................................    864       8,909
*   AMG Advanced Metallurgical Group NV.....................  1,768      13,201
    Amsterdam Commodities NV................................    600      14,304
#*  APERAM SA...............................................  4,898     127,150
    Arcadis NV..............................................  4,256     128,809
    ASM International NV....................................  5,088     207,595
    BE Semiconductor Industries NV..........................  3,299      66,957
    Beter Bed Holding NV....................................  1,357      26,615
    BinckBank NV............................................  5,546      45,555
#   Brunel International NV.................................  2,776      45,041
    Corbion NV..............................................  6,245     103,453
    Delta Lloyd NV.......................................... 15,787     298,275
    Exact Holding NV........................................    931      33,358
    Fugro NV................................................    852      18,476
#*  Galapagos NV............................................  1,948      39,840
*   Grontmij................................................  2,730      10,946
    Heijmans NV.............................................  1,624      15,527
    Hunter Douglas NV.......................................    130       5,247
    KAS Bank NV.............................................    488       5,629
    Kendrion NV.............................................    817      22,344
#   Koninklijke BAM Groep NV................................ 25,585      76,791
#   Koninklijke Ten Cate NV.................................  2,038      45,154
*   Macintosh Retail Group NV...............................    944       2,643
*   Mota-Engil Africa NV....................................    399       2,782
    Nutreco NV..............................................  8,732     444,683
#*  Ordina NV...............................................  2,349       3,776
*   PostNL NV............................................... 43,334     156,752
*   Royal Imtech NV.........................................  5,039      23,237
*   SBM Offshore NV......................................... 11,207     122,272
    Sligro Food Group NV....................................  1,688      64,402
#*  SNS Reaal NV............................................ 15,156          --
*   Telegraaf Media Groep NV................................  1,964      12,645
    TKH Group NV............................................  4,137     128,633
    TNT Express NV.......................................... 33,323     217,943
*   TomTom NV............................................... 12,169      79,963
    USG People NV...........................................  7,067      81,444
    Wessanen................................................ 10,973      70,067
                                                                    -----------
TOTAL NETHERLANDS...........................................          2,994,053
                                                                    -----------
NEW ZEALAND -- (1.0%)
#*  a2 Milk Co., Ltd........................................ 16,703       6,530
    Air New Zealand, Ltd.................................... 41,085      77,728
    Briscoe Group, Ltd...................................... 15,371      33,488
    Cavalier Corp., Ltd.....................................  8,600       3,451

                                     1644

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
NEW ZEALAND -- (Continued)
*   Chorus, Ltd.............................................. 27,692 $   53,224
    Contact Energy, Ltd......................................  6,004     30,814
    Ebos Group, Ltd..........................................  4,432     30,420
    Fisher & Paykel Healthcare Corp., Ltd.................... 36,889    166,340
    Freightways, Ltd......................................... 12,116     52,614
    Hallenstein Glasson Holdings, Ltd........................  5,327     12,993
    Heartland New Zealand, Ltd...............................  5,841      5,611
    Infratil, Ltd............................................ 60,362    138,584
#   Kathmandu Holdings, Ltd..................................  8,788     12,854
#   Mainfreight, Ltd.........................................  6,252     72,694
#   Metlifecare, Ltd......................................... 11,376     39,670
*   New Zealand Refining Co., Ltd. (The)..................... 13,533     24,969
    Nuplex Industries, Ltd................................... 14,414     31,229
    NZX, Ltd.................................................  4,430      3,897
    PGG Wrightson, Ltd....................................... 10,577      3,724
#   Port of Tauranga, Ltd....................................  7,100     91,561
#   Restaurant Brands New Zealand, Ltd.......................  9,560     26,419
    Ryman Healthcare, Ltd.................................... 27,532    164,812
    Sanford, Ltd.............................................  6,562     23,752
    Sky Network Television, Ltd.............................. 21,050     92,557
    SKYCITY Entertainment Group, Ltd......................... 38,191    108,955
    Steel & Tube Holdings, Ltd...............................  5,579     11,660
    Summerset Group Holdings, Ltd............................  8,547     19,260
    Tower, Ltd...............................................  6,822     11,203
    Trade Me Group, Ltd...................................... 22,096     58,242
#   TrustPower, Ltd..........................................  4,827     29,389
    Vector, Ltd.............................................. 16,069     34,483
    Warehouse Group, Ltd. (The)..............................  5,475     11,324
*   Xero, Ltd................................................  2,284     25,781
                                                                     ----------
TOTAL NEW ZEALAND............................................         1,510,232
                                                                     ----------
NORWAY -- (0.8%)
#   ABG Sundal Collier Holding ASA...........................  8,171      5,062
#   Akastor ASA..............................................  9,797     24,087
    Aker ASA Class A.........................................  2,051     43,806
    American Shipping ASA....................................  2,165      8,360
*   Archer, Ltd.............................................. 29,102     11,547
#   Atea ASA.................................................  5,000     55,539
    Austevoll Seafood ASA....................................  5,800     33,872
    Bakkafrost P/F...........................................  2,040     42,382
    Bonheur ASA..............................................     83        771
    BW Offshore, Ltd......................................... 39,005     37,509
#*  Det Norske Oljeselskap ASA...............................  6,639     27,740
*   DOF ASA..................................................  2,500      3,404
    Ekornes ASA..............................................  1,600     19,935
#*  Electromagnetic GeoServices..............................  4,467      2,331
    Evry ASA.................................................  3,410      7,069
    Farstad Shipping ASA.....................................    800      3,783
*   Frontline, Ltd...........................................  1,361      3,241
    Ganger Rolf ASA..........................................  1,960     17,702
#   Golden Ocean Group, Ltd.................................. 29,034     17,948
#   Hexagon Composites ASA...................................  6,540     15,973
*   Hoegh LNG Holdings, Ltd..................................  4,064     39,972

                                     1645

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
NORWAY -- (Continued)
*   Kongsberg Automotive ASA................................  47,061 $   36,999
    Kvaerner ASA............................................  10,879     12,667
    Leroey Seafood Group ASA................................   1,503     52,698
#*  Nordic Semiconductor ASA................................  10,897     75,255
*   Norske Skogindustrier ASA...............................   7,000      6,408
#*  Norwegian Air Shuttle ASA...............................   1,507     59,199
*   Odfjell SE Class A......................................   1,000      2,800
#   Opera Software ASA......................................   6,271     83,074
*   Panoro Energy ASA.......................................   1,501        262
    Prosafe SE..............................................  16,087     42,949
#*  REC Silicon ASA......................................... 140,159     29,931
*   REC Solar ASA...........................................   2,416     31,755
    Salmar ASA..............................................   2,871     44,323
#*  Sevan Drilling A.S......................................  16,161      1,420
    Sevan Marine ASA........................................   1,337      3,375
    Siem Offshore, Inc......................................   9,787      2,736
    Solstad Offshore ASA....................................   1,000      8,035
*   Songa Offshore..........................................  22,582      4,481
    SpareBank 1 SMN.........................................   8,057     57,104
    SpareBank 1 SR Bank ASA.................................   8,340     52,371
    Stolt-Nielsen, Ltd......................................   1,022     16,137
    Tomra Systems ASA.......................................  14,102    113,301
    Veidekke ASA............................................   4,900     50,647
    Wilh Wilhelmsen ASA.....................................   1,741      9,725
    Wilh Wilhelmsen Holding ASA Class A.....................   2,050     39,758
                                                                     ----------
TOTAL NORWAY................................................          1,259,443
                                                                     ----------
PORTUGAL -- (0.4%)
    Altri SGPS SA...........................................   7,954     27,551
#*  Banco BPI SA............................................  40,060     37,593
*   Banco Comercial Portugues SA............................ 732,621     51,596
    Mota-Engil SGPS SA......................................   8,817     26,960
    NOS SGPS................................................  11,746     74,567
    Portucel SA.............................................  20,700     83,508
    REN - Redes Energeticas Nacionais SGPS SA...............  31,408     89,068
    Semapa-Sociedade de Investimento e Gestao...............   6,200     72,582
*   Sonae Industria SGPS SA................................. 267,750      1,956
    Sonae SGPS SA...........................................  70,140     91,828
                                                                     ----------
TOTAL PORTUGAL..............................................            557,209
                                                                     ----------
SINGAPORE -- (1.1%)
#*  Ausgroup, Ltd...........................................  44,000      9,756
    Banyan Tree Holdings, Ltd...............................   7,000      2,711
#*  Biosensors International Group, Ltd..................... 111,000     52,861
    Boustead Singapore, Ltd.................................  22,000     29,253
    Bukit Sembawang Estates, Ltd............................  10,500     41,298
    Bund Center Investment, Ltd............................. 108,000     15,813
    CH Offshore, Ltd........................................  17,400      6,367
    China Aviation Oil Singapore Corp., Ltd.................   9,600      5,020
    Chip Eng Seng Corp., Ltd................................  45,000     30,165
    Chuan Hup Holdings, Ltd.................................  87,000     17,567
    Cosco Corp. Singapore, Ltd..............................  76,000     30,343

                                     1646

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                SHARES  VALUE++
                                                                ------- -------
SINGAPORE -- (Continued)
    Creative Technology, Ltd...................................   2,650 $ 3,413
    CSE Global, Ltd............................................  40,000  17,276
    CWT, Ltd...................................................  12,000  14,901
*   Delong Holdings, Ltd.......................................  17,000   2,800
    Ezion Holdings, Ltd........................................  58,000  54,379
#   Ezra Holdings, Ltd.........................................  80,705  31,559
    Falcon Energy Group, Ltd...................................  21,000   4,261
    Far East Orchard, Ltd......................................  11,239  14,021
    Fragrance Group, Ltd.......................................  82,000  13,645
    GK Goh Holdings, Ltd.......................................  17,000  11,489
    Global Premium Hotels, Ltd.................................   6,560   1,719
    GMG Global, Ltd............................................ 275,000  12,964
#   GuocoLand, Ltd.............................................   5,000   6,638
    GuocoLeisure, Ltd..........................................  53,000  37,344
    Hi-P International, Ltd....................................  23,000  11,995
    Ho Bee Land, Ltd...........................................  14,000  21,413
    Hong Fok Corp., Ltd........................................  49,200  33,016
    Hong Leong Asia, Ltd.......................................   8,000   8,519
    Hotel Grand Central, Ltd...................................  36,273  35,392
    Hwa Hong Corp., Ltd........................................  59,000  14,812
#   Hyflux, Ltd................................................  27,500  19,349
    Indofood Agri Resources, Ltd...............................  28,000  14,639
    k1 Ventures, Ltd........................................... 120,000  16,555
    Keppel Infrastructure Trust................................  29,000  22,938
#*  Linc Energy, Ltd...........................................  38,912  16,697
    Metro Holdings, Ltd........................................  49,200  35,442
    Midas Holdings, Ltd........................................ 114,000  28,526
#   Nam Cheong, Ltd............................................  67,000  15,495
    OSIM International, Ltd....................................  18,000  25,748
    Otto Marine, Ltd...........................................  48,000   1,479
    OUE Hospitality Trust......................................   3,833   2,650
#   OUE, Ltd...................................................  23,000  37,352
    Oxley Holdings, Ltd........................................  57,000  21,432
    Petra Foods, Ltd...........................................  16,000  47,171
    Raffles Education Corp., Ltd...............................  49,200  12,013
    Raffles Medical Group, Ltd.................................  21,000  61,558
    Rotary Engineering, Ltd....................................  17,000   6,970
    SBS Transit, Ltd...........................................  23,000  31,994
    Sheng Siong Group, Ltd.....................................  37,000  19,793
    Sinarmas Land, Ltd......................................... 108,000  51,748
    SMRT Corp., Ltd............................................  56,000  72,387
    Stamford Land Corp., Ltd...................................  21,000   8,758
#*  SunVic Chemical Holdings, Ltd..............................  40,000  14,012
#   Super Group, Ltd...........................................  46,000  37,695
#   Swiber Holdings, Ltd.......................................  34,500   4,866
#   Swissco Holdings, Ltd......................................  15,000   5,109
    Tat Hong Holdings, Ltd.....................................  35,000  19,092
    Triyards holdings, Ltd.....................................   4,960   1,731
    Tuan Sing Holdings, Ltd....................................  44,628  13,336
    United Engineers, Ltd......................................  34,000  76,268
    United Envirotech, Ltd.....................................  46,000  55,135
    UOB-Kay Hian Holdings, Ltd.................................  31,302  34,884
*   Vard Holdings, Ltd.........................................  33,000  12,282

                                     1647

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
SINGAPORE -- (Continued)
    Venture Corp., Ltd....................................... 23,000 $  138,115
    Wheelock Properties Singapore, Ltd....................... 20,000     27,730
    Wing Tai Holdings, Ltd................................... 45,970     62,123
    Yeo Hiap Seng, Ltd.......................................  2,482      3,192
    Yongnam Holdings, Ltd.................................... 70,000      9,249
                                                                     ----------
TOTAL SINGAPORE..............................................         1,678,223
                                                                     ----------
SPAIN -- (2.0%)
    Abengoa SA...............................................  2,175      6,947
    Abengoa SA Class B....................................... 27,782     82,085
*   Acciona SA...............................................  2,521    180,211
    Acerinox SA..............................................  7,865    117,090
    Adveo Group International SA.............................    770     11,282
*   Almirall SA..............................................  5,548     96,782
    Atresmedia Corp de Medios de Comunicacion SA.............  6,214     91,305
*   Azkoyen SA...............................................  2,184      5,205
*   Baron de Ley.............................................     67      5,827
    Bolsas y Mercados Espanoles SA...........................  5,936    244,017
*   Cementos Portland Valderrivas SA.........................  1,167      7,743
    Cie Automotive SA........................................  3,637     52,355
    Construcciones y Auxiliar de Ferrocarriles SA............    137     46,057
    Distribuidora Internacional de Alimentacion SA...........  1,728     11,187
    Duro Felguera SA.........................................  4,252     17,066
    Ebro Foods SA............................................  8,515    144,888
    Elecnor SA...............................................  1,707     15,780
    Ence Energia y Celulosa S.A.............................. 10,121     30,269
*   Ercros SA................................................  3,027      1,417
*   Faes Farma SA(BTGQBZ6)...................................    521      1,063
    Faes Farma SA(B1PQHS6)................................... 14,089     28,690
*   Fomento de Construcciones y Contratas SA.................  8,197    101,467
*   Gamesa Corp. Tecnologica SA.............................. 13,178    130,287
    Grupo Catalana Occidente SA..............................  3,722    106,422
#*  Grupo Ezentis SA.........................................  6,873      5,280
    Iberpapel Gestion SA.....................................    936     13,793
    Indra Sistemas SA........................................  8,172     83,482
*   Inmobiliaria Colonial SA.................................    350        237
*   Jazztel P.L.C............................................ 16,693    236,505
*   Mediaset Espana Comunicacion SA.......................... 12,622    153,662
    Melia Hotels International SA............................  4,123     47,360
    Miquel y Costas & Miquel SA..............................    740     25,640
*   NH Hotel Group SA........................................ 15,987     78,929
    Obrascon Huarte Lain SA..................................  3,159     72,995
    Papeles y Cartones de Europa SA..........................  2,874     13,815
*   Pescanova SA.............................................  1,077         --
*   Promotora de Informaciones SA Class A.................... 12,732      3,376
    Prosegur Cia de Seguridad SA............................. 22,000    122,361
*   Realia Business SA.......................................  4,187      2,883
*   Sacyr SA................................................. 22,764     84,188
    Tecnicas Reunidas SA.....................................  2,032     79,019
    Tubacex SA...............................................  5,465     15,987
    Tubos Reunidos SA........................................  8,287     14,841
    Vidrala SA...............................................  1,218     60,564
    Viscofan SA..............................................  4,280    247,631

                                     1648

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
SPAIN -- (Continued)
*   Zeltia SA................................................ 20,136 $   68,564
                                                                     ----------
TOTAL SPAIN..................................................         2,966,554
                                                                     ----------
SWEDEN -- (3.0%)
    AAK AB...................................................  1,961    106,517
#   AddTech AB Class B.......................................  7,500    105,879
    AF AB Class B............................................  5,364     82,173
    Atrium Ljungberg AB Class B..............................    798     12,025
    Avanza Bank Holding AB...................................  1,713     56,502
    Axfood AB................................................  1,800    109,243
#   Axis Communications AB...................................  3,030     81,113
    B&B Tools AB Class B.....................................  2,500     42,769
#*  BE Group AB..............................................  2,600      1,503
    Beijer Alma AB...........................................  1,700     40,924
    Beijer Ref AB Class B....................................  1,786     29,018
    Betsson AB...............................................  3,029    113,510
    Bilia AB Class A.........................................  2,065     62,628
    BillerudKorsnas AB....................................... 10,868    164,970
    BioGaia AB Class B.......................................  1,689     36,698
    Bure Equity AB...........................................  1,767      8,272
    Byggmax Group AB.........................................  2,856     18,949
    Castellum AB............................................. 10,137    159,397
    Catena AB................................................  1,487     19,543
    Clas Ohlson AB Class B...................................  2,530     39,119
*   Cloetta AB Class B....................................... 22,873     69,273
    Concentric AB............................................  3,360     42,924
    Dios Fastigheter AB......................................  3,244     24,367
    Duni AB..................................................  3,495     51,669
#*  Eniro AB................................................. 10,222      6,296
    Fabege AB................................................  8,688    118,596
*   Fastighets AB Balder.....................................  2,430     35,142
    Gunnebo AB...............................................  3,000     14,600
    Haldex AB................................................  3,360     45,371
    Hexpol AB................................................  2,066    207,273
    HIQ International AB.....................................  4,214     21,809
    Holmen AB Class B........................................  5,220    188,343
    Industrial & Financial Systems Class B...................  1,799     55,391
    Indutrade AB.............................................  1,543     62,803
    Intrum Justitia AB.......................................  5,500    146,364
    JM AB....................................................  5,312    174,849
    KappAhl AB...............................................  6,122     30,826
#*  Karolinska Development AB Class B........................  1,741      2,498
    Klovern AB Class A.......................................    857        893
*   Klovern AB Class B.......................................  8,570      8,545
    Kungsleden AB............................................ 11,062     84,743
    Lagercrantz AB Class B...................................  2,500     43,725
*   Lindab International AB..................................  5,462     45,226
    Loomis AB Class B........................................  3,493    103,352
#*  Medivir AB Class B.......................................  1,986     23,542
    Mekonomen AB.............................................  1,400     32,886
    Modern Times Group AB Class B............................  3,527     99,820
#   Mycronic AB..............................................  2,400      8,388
    NCC AB Class B...........................................  7,186    232,355

                                     1649

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
SWEDEN -- (Continued)
    Net Entertainment NE AB..................................  1,952 $   61,849
*   Net Insight AB Class B................................... 11,409      5,060
    New Wave Group AB Class B................................  2,000     10,583
    Nibe Industrier AB Class B...............................  5,299    134,606
    Nobia AB.................................................  8,067     69,935
    Nolato AB Class B........................................  1,100     26,395
    Nordnet AB Class B.......................................  3,919     13,135
    Oriflame Cosmetics SA....................................  1,245     16,665
*   PA Resources AB..........................................     --         --
    Peab AB.................................................. 14,480    104,143
    Proffice AB Class B......................................  2,061      4,979
#*  Qliro Group AB...........................................  3,088      5,958
#   Ratos AB Class B......................................... 12,136     75,824
*   Rezidor Hotel Group AB...................................  7,735     29,036
    Saab AB Class B..........................................  4,917    119,692
    Sagax AB Class B.........................................  1,910     12,669
#*  SAS AB...................................................  7,999     16,002
    SkiStar AB...............................................  1,500     15,329
#*  SSAB AB Class A(B17H0S8)................................. 10,488     50,934
#*  SSAB AB Class A(BPRBWK4).................................  3,811     18,532
*   SSAB AB Class B(B17H3F6).................................  5,703     24,543
*   SSAB AB Class B(BPRBWM6).................................  9,728     42,076
    Sweco AB Class B.........................................  1,500     20,020
*   Swedish Orphan Biovitrum AB..............................  9,932    104,106
    Systemair AB.............................................    107      1,307
#   Transmode AB.............................................    734      6,344
    Unibet Group P.L.C.......................................  1,751    104,278
    Wallenstam AB Class B....................................  5,304     87,810
    Wihlborgs Fastigheter AB.................................  3,900     76,331
                                                                     ----------
TOTAL SWEDEN.................................................         4,530,762
                                                                     ----------
SWITZERLAND -- (4.2%)
    AFG Arbonia-Forster Holding AG...........................  1,105     19,823
    Allreal Holding AG.......................................  1,167    183,482
    Alpiq Holding AG.........................................    101      7,137
    ams AG...................................................  4,000    156,565
    APG SGA SA...............................................     64     20,696
    Ascom Holding AG.........................................  5,052     77,810
    Autoneum Holding AG......................................    398     66,615
    Bachem Holding AG Class B................................    343     16,011
    Bank Coop AG.............................................    580     25,657
    Banque Cantonale de Geneve...............................     85     20,140
    Banque Cantonale Vaudoise................................    190    110,858
    Belimo Holding AG........................................     43     99,471
    Bell AG..................................................      8     19,310
    Bellevue Group AG........................................    298      4,884
#   Berner Kantonalbank AG...................................    278     54,693
    BKW AG...................................................  1,235     36,900
    Bobst Group SA...........................................    800     24,403
    Bossard Holding AG Class A...............................    477     49,391
    Bucher Industries AG.....................................    555    136,160
    Burckhardt Compression Holding AG........................    221     68,362
    Burkhalter Holding AG....................................    185     19,611

                                     1650

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
SWITZERLAND -- (Continued)
*   Charles Voegele Holding AG.................................    750 $ 10,744
    Cie Financiere Tradition SA................................     66    2,975
    Clariant AG................................................  8,020  128,852
    Coltene Holding AG.........................................    250   16,903
    Conzzeta AG................................................     27   87,571
    Daetwyler Holding AG.......................................    488   58,217
    DKSH Holding AG............................................  1,476  112,048
*   Dufry AG...................................................  1,260  185,097
    Edmond de Rothschild Suisse SA.............................      1   15,241
    EFG International AG.......................................  4,617   49,823
    Emmi AG....................................................    195   63,680
    Energiedienst Holding AG...................................  1,000   30,439
    Flughafen Zuerich AG.......................................    302  205,605
    Forbo Holding AG...........................................    179  173,078
    GAM Holding AG............................................. 12,356  218,357
    Gategroup Holding AG.......................................  1,678   46,573
    Georg Fischer AG...........................................    398  238,669
    Gurit Holding AG...........................................     25    8,947
    Helvetia Holding AG........................................    617  314,726
    Huber & Suhner AG..........................................    649   28,891
    Implenia AG................................................  1,185   64,815
    Inficon Holding AG.........................................    149   49,971
    Intershop Holdings AG......................................    111   44,711
    Jungfraubahn Holding AG....................................     31    2,680
    Kaba Holding AG Class B....................................    250  125,651
    Kardex AG..................................................    430   20,568
    Komax Holding AG...........................................    407   61,271
    Kudelski SA................................................  3,314   37,961
    Kuoni Reisen Holding AG....................................    311  104,402
    LEM Holding SA.............................................     42   32,268
    Liechtensteinische Landesbank AG...........................    380   16,099
    Logitech International SA.................................. 10,861  159,703
    Lonza Group AG.............................................  3,419  404,933
    Luzerner Kantonalbank AG...................................    200   76,471
    MCH Group AG...............................................     12      784
    Metall Zug AG..............................................     12   29,302
#*  Meyer Burger Technology AG.................................  5,000   31,017
    Micronas Semiconductor Holding AG..........................  2,979   17,800
*   Mobilezone Holding AG......................................  2,585   30,950
    Mobimo Holding AG..........................................    824  190,315
    OC Oerlikon Corp. AG....................................... 15,998  181,971
*   Orascom Development Holding AG.............................    935   16,081
    Panalpina Welttransport Holding AG.........................    751   91,959
    Phoenix Mecano AG..........................................     50   22,446
    PSP Swiss Property AG......................................    148   15,277
    Rieter Holding AG..........................................    372   53,955
    Romande Energie Holding SA.................................     27   28,500
*   Schmolz + Bickenbach AG.................................... 47,389   42,228
    Schweiter Technologies AG..................................     84   64,430
    Siegfried Holding AG.......................................    280   46,651
    St Galler Kantonalbank AG..................................    170   64,558
    Straumann Holding AG.......................................    573  129,429
    Sulzer AG..................................................    137   14,506

                                     1651

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SWITZERLAND -- (Continued)
    Swissquote Group Holding SA.............................     538 $   14,003
    Tamedia AG..............................................      24      3,289
    Tecan Group AG..........................................     860     86,785
    Temenos Group AG........................................   4,259    129,631
    U-Blox AG...............................................     398     56,906
*   Valartis Group AG.......................................     200      3,305
    Valiant Holding AG......................................   1,289    105,188
    Valora Holding AG.......................................     326     78,875
    Vaudoise Assurances Holding SA Class B..................      41     19,292
    Vetropack Holding AG....................................       9     13,062
*   Von Roll Holding AG.....................................   1,435      2,031
    Vontobel Holding AG.....................................   1,700     56,828
    VP Bank AG..............................................     198     15,977
    Walliser Kantonalbank...................................      15     11,478
    Ypsomed Holding AG......................................     227     20,631
    Zehnder Group AG........................................     480     20,929
    Zug Estates Holding AG..................................      12     16,777
    Zuger Kantonalbank AG...................................       8     38,775
                                                                     ----------
TOTAL SWITZERLAND...........................................          6,181,840
                                                                     ----------
UNITED KINGDOM -- (21.4%)
    888 Holdings P.L.C......................................   5,052     10,714
    A.G.BARR P.L.C..........................................   6,780     64,427
    Acacia Mining P.L.C.....................................  12,404     52,696
*   Afren P.L.C.............................................  57,931      4,665
*   Aga Rangemaster Group P.L.C.............................   7,312     11,312
    Alent P.L.C.............................................  15,220     83,586
    Amec Foster Wheeler P.L.C...............................  10,912    130,467
    Amlin P.L.C.............................................  30,535    223,739
    Anglo Pacific Group P.L.C...............................   9,858     12,552
    Anglo-Eastern Plantations P.L.C.........................     186      1,604
    Anite P.L.C.............................................  19,453     23,893
#   Ashmore Group P.L.C.....................................  19,064     80,228
    Ashtead Group P.L.C.....................................  10,993    178,884
    Balfour Beatty P.L.C.................................... 101,209    337,945
    Bank of Georgia Holdings P.L.C..........................   2,027     61,882
    Barratt Developments P.L.C..............................  88,920    612,079
    BBA Aviation P.L.C......................................  33,952    173,151
    Beazley P.L.C...........................................  44,533    192,943
    Bellway P.L.C...........................................  18,566    508,254
    Berendsen P.L.C.........................................  12,354    206,749
    Berkeley Group Holdings P.L.C...........................   5,669    206,639
    Betfair Group P.L.C.....................................   3,074     74,329
    Bloomsbury Publishing P.L.C.............................   3,174      7,090
    Bodycote P.L.C..........................................  14,936    152,729
    Booker Group P.L.C......................................  79,442    178,337
    Boot Henry P.L.C........................................   3,595     11,369
    Bovis Homes Group P.L.C.................................  17,954    224,129
    Brammer P.L.C...........................................  11,296     58,656
    Brewin Dolphin Holdings P.L.C...........................  40,838    179,555
    British Polythene Industries P.L.C......................   2,000     19,341
    Britvic P.L.C...........................................  16,185    171,282
*   BTG P.L.C...............................................  30,003    356,471

                                     1652

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
UNITED KINGDOM -- (Continued)
    Bwin.Party Digital Entertainment P.L.C....................  45,519 $ 72,978
    Cable & Wireless Communications P.L.C..................... 169,320  127,124
*   Cairn Energy P.L.C........................................  13,593   39,175
    Cape P.L.C................................................   6,374   20,029
    Capital & Counties Properties P.L.C.......................   4,420   25,544
    Carillion P.L.C...........................................  57,626  295,983
    Castings P.L.C............................................   4,744   27,446
    Catlin Group, Ltd.........................................  24,393  255,835
    Centamin P.L.C............................................  57,143   57,728
    Chemring Group P.L.C......................................  15,420   50,160
    Chesnara P.L.C............................................   3,745   19,824
    Chime Communications P.L.C................................   1,262    4,811
    Cineworld Group P.L.C.....................................  14,380   91,658
    Clarkson P.L.C............................................     606   17,147
    Close Brothers Group P.L.C................................  22,678  517,490
    Cobham P.L.C..............................................  50,230  246,222
*   Colt Group SA.............................................  19,039   37,992
    Communisis P.L.C..........................................   4,956    4,102
    Computacenter P.L.C.......................................   5,989   58,212
    Connect Group P.L.C.......................................  13,916   29,625
    Consort Medical P.L.C.....................................   2,504   31,904
    Cranswick P.L.C...........................................   4,147   81,644
    Croda International P.L.C.................................   9,510  379,795
    CSR P.L.C.................................................  17,258  221,117
    Daily Mail & General Trust P.L.C..........................  35,532  460,309
    Dairy Crest Group P.L.C...................................  19,613  144,268
    Darty P.L.C...............................................  16,202   16,501
    DCC P.L.C.................................................  13,076  692,836
    De La Rue P.L.C...........................................   5,731   44,586
    Debenhams P.L.C...........................................  94,976  107,154
    Dechra Pharmaceuticals P.L.C..............................   6,320   82,471
    Development Securities P.L.C..............................   5,838   21,213
    Devro P.L.C...............................................  20,699   87,605
    Dignity P.L.C.............................................   3,465   97,050
    Diploma P.L.C.............................................  12,993  148,952
    Dixons Carphone P.L.C.....................................  65,203  426,107
    Domino Printing Sciences P.L.C............................  13,567  139,155
    Domino's Pizza Group P.L.C................................   9,080   91,920
    Drax Group P.L.C..........................................  25,834  140,174
    DS Smith P.L.C............................................ 142,452  677,528
    Dunelm Group P.L.C........................................     394    5,210
    E2V Technologies P.L.C....................................   8,031   22,672
    Electrocomponents P.L.C...................................  63,658  195,600
    Elementis P.L.C...........................................  68,702  285,235
*   EnQuest P.L.C.............................................  53,104   27,167
*   Enterprise Inns P.L.C.....................................  32,204   49,999
    Essentra P.L.C............................................  13,325  165,907
    Euromoney Institutional Investor P.L.C....................   4,036   65,048
    Evraz P.L.C...............................................  10,184   26,062
    Fenner P.L.C..............................................  25,352   70,400
    Ferrexpo P.L.C............................................  14,004   10,561
    Fidessa Group P.L.C.......................................   4,349  156,868
*   Findel P.L.C..............................................   2,049    6,504

                                     1653

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
UNITED KINGDOM -- (Continued)
*   Firstgroup P.L.C.......................................... 166,490 $248,475
*   Fortune Oil P.L.C.........................................  16,855    2,491
    Fuller Smith & Turner.....................................   3,070   45,259
    Future P.L.C..............................................  13,448    2,183
    Galliford Try P.L.C.......................................   5,461  108,137
    Games Workshop Group P.L.C................................     510    3,789
*   Gem Diamonds, Ltd.........................................   5,200   11,057
    Genus P.L.C...............................................   6,861  126,371
    Go-Ahead Group P.L.C......................................   5,640  209,422
    Grafton Group P.L.C.......................................  14,368  144,601
    Greencore Group P.L.C.....................................  59,342  275,223
    Greene King P.L.C.........................................  16,409  207,323
    Greggs P.L.C..............................................   6,400   79,049
    Halfords Group P.L.C......................................  18,086  120,668
    Halma P.L.C...............................................  55,051  576,033
    Hays P.L.C................................................ 205,204  478,165
    Headlam Group P.L.C.......................................   3,793   25,660
    Helical Bar P.L.C.........................................   9,778   56,153
    Henderson Group P.L.C.....................................  54,868  195,591
    Hikma Pharmaceuticals P.L.C...............................   7,919  280,603
    Hill & Smith Holdings P.L.C...............................   7,437   68,125
    Hilton Food Group P.L.C...................................     123      726
    Hiscox, Ltd...............................................  19,631  216,835
*   Hochschild Mining P.L.C...................................  16,117   21,983
    Home Retail Group P.L.C...................................  46,012  132,904
    Homeserve P.L.C...........................................  15,750   79,756
    Howden Joinery Group P.L.C................................  96,273  614,371
    Hunting P.L.C.............................................  18,610  110,790
    Huntsworth P.L.C..........................................   6,947    4,741
    ICAP P.L.C................................................  28,724  201,701
    IG Group Holdings P.L.C...................................  19,766  214,472
*   Imagination Technologies Group P.L.C......................  27,648  101,843
    Inchcape P.L.C............................................  24,576  256,719
    Informa P.L.C.............................................  33,824  260,072
    Inmarsat P.L.C............................................   9,861  123,561
    Innovation Group P.L.C....................................  75,120   33,058
    Intermediate Capital Group P.L.C..........................   5,754   42,635
*   International Ferro Metals, Ltd...........................   5,038      305
    International Personal Finance P.L.C......................  14,134   92,261
    Interserve P.L.C..........................................  18,881  151,656
*   IP Group P.L.C............................................  26,402   93,293
    ITE Group P.L.C...........................................  27,101   53,303
    James Fisher & Sons P.L.C.................................   6,536  108,260
    Jardine Lloyd Thompson Group P.L.C........................  17,715  251,699
    JD Sports Fashion P.L.C...................................     596    4,501
    JD Wetherspoon P.L.C......................................  10,217  121,608
*   JKX Oil & Gas P.L.C.......................................   6,993    1,344
    John Menzies P.L.C........................................   3,000   16,789
    John Wood Group P.L.C.....................................  16,551  142,163
*   Johnston Press P.L.C......................................     693    1,740
    Jupiter Fund Management P.L.C.............................  18,826  107,088
*   KAZ Minerals P.L.C........................................  22,228   67,003
    Kcom Group P.L.C..........................................  50,188   62,471

                                     1654

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
UNITED KINGDOM -- (Continued)
    Keller Group P.L.C.........................................  8,315 $111,314
    Kier Group P.L.C...........................................  7,677  180,720
    Ladbrokes P.L.C............................................ 55,207   96,181
    Laird P.L.C................................................ 23,635  113,306
*   Lamprell P.L.C............................................. 23,029   37,602
    Lancashire Holdings, Ltd................................... 14,334  131,448
    Lavendon Group P.L.C.......................................  5,479   13,036
*   Lonmin P.L.C............................................... 21,646   53,013
    Lookers P.L.C.............................................. 23,097   51,922
    Low & Bonar P.L.C..........................................  8,760    6,753
    Macfarlane Group P.L.C.....................................  6,000    3,323
    Man Group P.L.C............................................ 98,343  264,754
    Management Consulting Group P.L.C.......................... 25,424    5,754
    Marshalls P.L.C............................................ 11,710   43,043
    Marston's P.L.C............................................ 47,029  103,743
    McBride P.L.C..............................................  6,500    7,870
    Mears Group P.L.C..........................................  4,261   26,662
*   Mecom Group P.L.C..........................................  3,550    8,167
    Melrose Industries P.L.C................................... 47,003  187,107
    Michael Page International P.L.C........................... 28,914  202,326
    Micro Focus International P.L.C............................  9,061  143,574
    Millennium & Copthorne Hotels P.L.C........................ 17,263  149,711
*   Mitchells & Butlers P.L.C.................................. 13,334   85,287
    Mitie Group P.L.C.......................................... 55,656  226,081
    Moneysupermarket.com Group P.L.C........................... 11,145   43,996
    Morgan Advanced Materials P.L.C............................ 35,153  160,501
    Morgan Sindall Group P.L.C.................................  1,492   14,972
*   Mothercare P.L.C...........................................  6,281   16,932
    N Brown Group P.L.C........................................  9,038   58,558
    National Express Group P.L.C............................... 61,622  236,371
    NCC Group P.L.C............................................ 12,054   40,931
#*  New World Resources P.L.C. Class A.........................  1,390       27
    Northgate P.L.C............................................ 11,363  105,627
    Novae Group P.L.C..........................................  1,706   15,394
*   Oxford Biomedica P.L.C..................................... 36,513    3,856
    Oxford Instruments P.L.C...................................  7,677   85,831
    Pace P.L.C................................................. 39,548  198,476
    PayPoint P.L.C.............................................  3,824   47,685
    Pendragon P.L.C............................................ 44,542   23,900
#   Pennon Group P.L.C......................................... 21,626  289,078
    Persimmon P.L.C............................................ 17,533  419,721
*   Petra Diamonds, Ltd........................................ 45,187  104,188
*   Petropavlovsk P.L.C........................................  9,965    2,027
    Phoenix Group Holdings.....................................  9,622  121,185
    Photo-Me International P.L.C............................... 11,000   22,459
    Playtech P.L.C............................................. 10,056  102,352
    Premier Farnell P.L.C...................................... 47,988  122,000
*   Premier Foods P.L.C........................................ 23,961   15,591
    Premier Oil P.L.C.......................................... 28,641   62,096
*   Puma Brandenburg, Ltd......................................  1,000       --
*   Puma Brandenburg, Ltd. A Shares............................  1,000       --
*   Punch Taverns P.L.C........................................  2,054    3,384
    PZ Cussons P.L.C........................................... 15,366   72,855

                                     1655

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
UNITED KINGDOM -- (Continued)
    QinetiQ Group P.L.C.......................................  41,865 $117,637
*   Quintain Estates & Development P.L.C......................  70,331  101,891
    Rank Group P.L.C..........................................     218      576
    Rathbone Brothers P.L.C...................................   3,114  102,982
*   Raven Russia, Ltd.........................................  13,830    7,751
    Redrow P.L.C..............................................  24,807  105,220
    Regus P.L.C...............................................  52,449  159,461
    Renishaw P.L.C............................................   4,678  163,026
    Rentokil Initial P.L.C.................................... 105,628  192,306
    Restaurant Group P.L.C. (The).............................  10,370  111,892
    Rexam P.L.C...............................................  24,146  154,300
    Ricardo P.L.C.............................................     432    4,349
    Rightmove P.L.C...........................................   5,294  184,943
    RM P.L.C..................................................   5,224   12,250
    Rotork P.L.C..............................................  10,334  357,231
    RPC Group P.L.C...........................................  35,828  291,652
    RPS Group P.L.C...........................................  22,972   62,960
*   Salamander Energy P.L.C...................................  17,914   18,893
    Savills P.L.C.............................................   8,558   93,916
*   SDL P.L.C.................................................   6,280   40,024
    Senior P.L.C..............................................  60,771  282,326
    Serco Group P.L.C.........................................  74,593  172,829
*   Severfield P.L.C..........................................   6,026    6,137
    Shanks Group P.L.C........................................  42,387   62,657
    SIG P.L.C.................................................  73,856  204,826
*   Skyepharma P.L.C..........................................   3,403   13,399
    Soco International P.L.C..................................  14,452   56,747
    Spectris P.L.C............................................  17,928  563,372
    Speedy Hire P.L.C.........................................  25,705   28,100
    Spirax-Sarco Engineering P.L.C............................   6,360  291,930
    Spirent Communications P.L.C..............................  73,849   98,599
    Spirit Pub Co. P.L.C......................................  41,074   71,087
    St Ives P.L.C.............................................   3,000    8,061
    ST Modwen Properties P.L.C................................  27,323  171,857
    Stagecoach Group P.L.C....................................  28,753  148,022
    Sthree P.L.C..............................................  10,382   52,766
*   SuperGroup P.L.C..........................................     986   14,273
    Synergy Health P.L.C......................................   4,624  150,848
    Synthomer P.L.C...........................................  24,694   90,268
    T Clarke P.L.C............................................   3,989    4,722
    TalkTalk Telecom Group P.L.C..............................  24,936  119,095
    Tate & Lyle P.L.C.........................................  20,154  205,549
    Taylor Wimpey P.L.C....................................... 167,273  339,826
    Ted Baker P.L.C...........................................   3,775  134,573
    Telecity Group P.L.C......................................   9,889  128,115
    Telecom Plus P.L.C........................................   8,529  139,655
*   Thomas Cook Group P.L.C...................................  73,578  141,274
    Topps Tiles P.L.C.........................................   5,775   10,473
    Tribal Group P.L.C........................................   1,493    3,610
*   Trinity Mirror P.L.C......................................  25,964   67,324
    TT electronics P.L.C......................................  10,027   16,646
    TUI AG....................................................  13,482  237,081
    Tullett Prebon P.L.C......................................  18,538   93,232

                                     1656

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
UNITED KINGDOM -- (Continued)
      Tullow Oil P.L.C..................................     7,330 $     40,325
      UBM P.L.C.........................................    25,705      204,113
      UDG Healthcare P.L.C..............................    24,673      145,524
      Ultra Electronics Holdings P.L.C..................     9,476      248,931
      UNITE Group P.L.C. (The)..........................    28,355      208,843
      UTV Media P.L.C...................................     2,430        6,990
*     Vectura Group P.L.C...............................    20,878       47,503
      Vedanta Resources P.L.C...........................     8,318       46,481
      Vesuvius P.L.C....................................    19,194      126,731
      Victrex P.L.C.....................................    10,129      313,121
      Vitec Group P.L.C. (The)..........................     2,000       18,576
*     Volex P.L.C.......................................     1,534        1,526
      WH Smith P.L.C....................................     9,800      198,484
      William Hill P.L.C................................    11,521       65,273
      Wilmington Group P.L.C............................     6,879       22,561
*     Wincanton P.L.C...................................     5,790       15,412
      WS Atkins P.L.C...................................    15,631      294,561
      Xaar P.L.C........................................     7,251       33,645
      Xchanging P.L.C...................................    11,978       28,225
      XP Power, Ltd.....................................       132        2,868
                                                                   ------------
TOTAL UNITED KINGDOM....................................             31,871,255
                                                                   ------------
UNITED STATES -- (0.1%)
#*    Chaparral Gold Corp...............................     1,000          472
*     Endo International P.L.C..........................     1,285      103,502
                                                                   ------------
TOTAL UNITED STATES.....................................                103,974
                                                                   ------------
TOTAL COMMON STOCKS.....................................            133,892,727
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRIA -- (0.0%)
#*    Intercell AG Rights...............................     2,073           --
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (10.1%)
(S)@  DFA Short Term Investment Fund.................... 1,293,078   14,960,917
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $145,036,959)^^.....           $148,853,644
                                                                   ============

                                     1657

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Common Stocks
   Australia.....................          -- $  6,927,791   --    $  6,927,791
   Austria.......................          --    1,063,884   --       1,063,884
   Belgium.......................          --    1,969,596   --       1,969,596
   Canada........................ $11,796,587      229,540   --      12,026,127
   China.........................          --       24,220   --          24,220
   Denmark.......................          --    2,236,175   --       2,236,175
   Finland.......................          --    3,254,275   --       3,254,275
   France........................       1,041    5,572,434   --       5,573,475
   Germany.......................      55,508    6,621,329   --       6,676,837
   Greece........................          --           --   --              --
   Hong Kong.....................          --    4,129,620   --       4,129,620
   Ireland.......................          --      802,117   --         802,117
   Israel........................          --      852,620   --         852,620
   Italy.........................          --    5,014,374   --       5,014,374
   Japan.........................      59,882   29,628,189   --      29,688,071
   Netherlands...................       2,782    2,991,271   --       2,994,053
   New Zealand...................          --    1,510,232   --       1,510,232
   Norway........................       5,977    1,253,466   --       1,259,443
   Portugal......................          --      557,209   --         557,209
   Singapore.....................       6,367    1,671,856   --       1,678,223
   Spain.........................          --    2,966,554   --       2,966,554
   Sweden........................       8,545    4,522,217   --       4,530,762
   Switzerland...................          --    6,181,840   --       6,181,840
   United Kingdom................     143,601   31,727,654   --      31,871,255
   United States.................     103,974           --   --         103,974
Rights/Warrants
   Austria.......................          --           --   --              --
Securities Lending Collateral....          --   14,960,917   --      14,960,917
                                  ----------- ------------   --    ------------
TOTAL............................ $12,184,264 $136,669,380   --    $148,853,644
                                  =========== ============   ==    ============

                                     1658

                         VA SHORT-TERM FIXED PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)
                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
AGENCY OBLIGATIONS -- (6.9%)
Federal Home Loan Bank
     2.000%, 09/09/16....................................... $3,000 $ 3,074,661
     0.500%, 10/17/16.......................................  1,000     999,653
     1.625%, 12/09/16.......................................  1,700   1,733,726
Federal Home Loan Mortgage Corporation
     0.500%, 05/13/16.......................................  1,000   1,002,421
     2.000%, 08/25/16.......................................    700     716,421
     0.875%, 10/14/16.......................................    800     805,568
Federal National Mortgage Association
     4.375%, 10/15/15.......................................  1,500   1,543,728
     1.625%, 10/26/15.......................................  1,500   1,515,589
     0.375%, 07/05/16.......................................  1,500   1,500,486
                                                                    -----------
TOTAL AGENCY OBLIGATIONS....................................         12,892,253
                                                                    -----------
BONDS -- (60.9%)
3M Co.
     1.375%, 09/29/16.......................................    500     507,192
African Development Bank
     2.500%, 03/15/16.......................................    200     204,779
Agence Francaise de Developpement
     1.125%, 10/03/16.......................................  1,454   1,466,560
ANZ New Zealand Int'l, Ltd.
     3.125%, 08/10/15.......................................    900     912,963
Apple, Inc.
     0.450%, 05/03/16.......................................  2,200   2,202,466
Australia & New Zealand Banking Group, Ltd.
     0.900%, 02/12/16.......................................    300     301,060
#    1.250%, 01/10/17.......................................  1,500   1,512,637
Bank Nederlandse Gemeenten NV
     1.125%, 09/12/16.......................................    600     605,154
     0.625%, 09/15/16.......................................  2,400   2,400,334
     5.125%, 10/05/16.......................................    200     214,905
Bank of Montreal
     1.300%, 07/15/16.......................................  2,500   2,523,012
Bank of Montreal Floating Rate Note
(r)  0.773%, 07/15/16.......................................  3,000   3,013,935
Bank of Nova Scotia (The)
#    1.375%, 07/15/16.......................................  2,240   2,261,251
Bank of Nova Scotia (The) Floating Rate Note
(r)  0.773%, 07/15/16.......................................  2,200   2,210,857
Berkshire Hathaway Finance Corp. Floating Rate Note
(r)  0.423%, 01/13/17.......................................  3,500   3,500,647
Berkshire Hathaway, Inc.
     2.200%, 08/15/16.......................................    323     331,038
Caisse des Depots et Consignations
     0.875%, 11/07/16.......................................  1,200   1,204,584

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
Canadian Imperial Bank of Commerce Floating Rate Note
(r)  0.777%, 07/18/16........................................ $  200 $  200,934
Commonwealth Bank of Australia
#    1.250%, 09/18/15........................................  1,000  1,005,362
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
     0.600%, 04/29/15........................................  1,000  1,000,348
     2.125%, 10/13/15........................................  1,000  1,011,907
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Floating Rate Note
(r)  0.513%, 11/23/16........................................    900    900,681
Council Of Europe Development Bank
     1.250%, 09/22/16........................................  2,000  2,023,904
DBS Bank, Ltd.
     2.375%, 09/14/15........................................  1,800  1,820,275
Development Bank of Japan, Inc.
     2.750%, 03/15/16........................................  1,000  1,024,826
     1.625%, 10/05/16........................................  2,000  2,032,156
European Bank for Reconstruction & Development
     1.375%, 10/20/16........................................    500    508,719
European Investment Bank
     2.250%, 03/15/16........................................  1,000  1,021,279
     0.625%, 04/15/16........................................    500    501,734
#    0.500%, 08/15/16........................................  1,000  1,001,103
     5.125%, 09/13/16........................................  1,000  1,074,757
     1.125%, 12/15/16........................................  1,000  1,010,423
     3.125%, 12/15/16........................................    300    314,105
FMS Wertmanagement AoeR
     0.625%, 04/18/16........................................    500    501,694
     1.125%, 10/14/16........................................  1,628  1,644,360
     0.625%, 01/30/17........................................    500    499,844
General Electric Capital Corp.
     2.250%, 11/09/15........................................    800    811,640
#    1.000%, 01/08/16........................................  1,600  1,608,110
#    1.500%, 07/12/16........................................  1,200  1,216,664
General Electric Co.
     0.850%, 10/09/15........................................  1,550  1,555,671
Hydro-Quebec
     2.000%, 06/30/16........................................  1,200  1,225,028
Inter-American Development Bank
     5.125%, 09/13/16........................................  2,000  2,146,980
International Bank for Reconstruction & Development
     2.125%, 03/15/16........................................  1,500  1,530,271
     0.625%, 10/14/16........................................    500    500,723
KFW
     2.625%, 02/16/16........................................    500    512,018
     2.000%, 06/01/16........................................  1,000  1,021,155
     0.500%, 07/15/16........................................  1,000  1,001,318
     1.250%, 10/05/16........................................  2,300  2,328,306


                                     1659

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
Kommunalbanken A.S.
      2.375%, 01/19/16....................................... $2,750 $2,802,481
      0.875%, 10/03/16.......................................  1,000  1,004,936
Manitoba, Province of Canada
      4.900%, 12/06/16.......................................  1,000  1,079,094
Merck & Co., Inc. Floating Rate Note
(r)   0.422%, 05/18/16.......................................  2,855  2,859,297
Municipality Finance P.L.C.
      1.250%, 09/12/16.......................................    500    505,570
National Australia Bank, Ltd.
      2.750%, 09/28/15.......................................  2,000  2,030,290
#     0.900%, 01/20/16.......................................  1,500  1,506,444
#     1.300%, 07/25/16.......................................    500    504,552
National Australia Bank, Ltd. Floating Rate Note
(r)   0.806%, 07/25/16.......................................  1,000  1,004,419
(r)   0.664%, 12/02/16.......................................    500    501,629
Nederlandse Waterschapsbank NV
#     2.125%, 06/16/16.......................................  2,500  2,557,760
Nordic Investment Bank
      0.500%, 04/14/16.......................................  1,000  1,001,156
Novartis Capital Corp.
      2.900%, 04/24/15.......................................  1,000  1,005,885
NRW Bank
      1.250%, 05/15/15.......................................  1,000  1,002,788
Oesterreichische Kontrollbank AG
      0.750%, 12/15/16.......................................  2,120  2,126,053
Ontario, Province of Canada
#     2.300%, 05/10/16.......................................  2,300  2,353,417
#     1.000%, 07/22/16.......................................  1,100  1,107,568
      1.600%, 09/21/16.......................................  1,900  1,930,522
Royal Bank of Canada
#     0.800%, 10/30/15.......................................    500    501,513
#     2.625%, 12/15/15.......................................    500    509,434
#     0.850%, 03/08/16.......................................  1,500  1,504,041
      2.875%, 04/19/16.......................................  2,000  2,054,202
Royal Bank of Canada Floating Rate Note
#(r)  0.696%, 09/09/16.......................................    750    752,747
Svensk Exportkredit AB
#     0.625%, 05/31/16.......................................  1,300  1,303,013
Svenska Handelsbanken AB
      3.125%, 07/12/16.......................................    550    569,190
Svenska Handelsbanken AB Floating Rate Note
(r)   0.722%, 09/23/16.......................................  2,900  2,910,829
Toronto-Dominion Bank (The)
      2.500%, 07/14/16.......................................    400    410,301
      1.500%, 09/09/16.......................................  1,000  1,012,056
#     2.375%, 10/19/16.......................................    200    205,402
                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------ ------------
Toronto-Dominion Bank (The) Floating Rate Note
(r)  0.424%, 07/13/16...................................... $2,000 $  1,999,898
(r)  0.514%, 01/06/17......................................  1,500    1,500,274
Total Capital Canada, Ltd. Floating Rate Note
(r)  0.633%, 01/15/16......................................  2,640    2,647,482
Total Capital SA
     3.000%, 06/24/15......................................    700      707,378
Toyota Motor Credit Corp.
     1.000%, 02/17/15......................................  1,500    1,500,366
     2.800%, 01/11/16......................................    500      511,108
Toyota Motor Credit Corp. Floating Rate Note
(r)  0.352%, 09/23/16......................................  2,000    1,997,328
Westpac Banking Corp.
#    3.000%, 08/04/15......................................  1,486    1,505,874
     1.125%, 09/25/15......................................    474      476,451
     3.000%, 12/09/15......................................    500      510,888
     0.950%, 01/12/16......................................  2,135    2,144,567
                                                                   ------------
TOTAL BONDS................................................         114,047,872
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- (9.6%)
U.S. Treasury Notes
     0.375%, 02/15/16......................................  1,000    1,001,875
     0.375%, 03/31/16......................................  2,800    2,804,155
     0.375%, 04/30/16......................................  1,000    1,001,484
     1.500%, 06/30/16......................................  2,000    2,033,750
     1.500%, 07/31/16......................................  1,000    1,017,539
     0.625%, 08/15/16......................................  1,500    1,506,563
     1.000%, 08/31/16......................................  1,600    1,616,374
     1.000%, 10/31/16......................................  2,300    2,324,617
     0.500%, 11/30/16......................................  1,000    1,001,719
     0.625%, 12/15/16......................................  2,000    2,006,562
     0.875%, 12/31/16......................................  1,700    1,713,148
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS............................          18,027,786
                                                                   ------------
COMMERCIAL PAPER -- (14.3%)
Bank of Nova Scotia
     0.465%, 12/05/16......................................    700      699,870
Basin Electric Power Cooperative
##   0.150%, 02/23/15......................................  3,000    2,999,714
Caisse des Depots et Consignations
##   0.155%, 02/26/15......................................  2,000    1,999,855
##   0.160%, 03/04/15......................................  1,000      999,906
Caterpillar Financial Services Corp.
     0.180%, 03/18/15......................................  1,500    1,499,740
Commonwealth Bank of Australia
##   0.150%, 02/09/15......................................    800      799,987
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
     0.716%, 05/06/16......................................  2,000    1,995,352

                                     1660

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT
                                                          (000)       VALUE+
                                                       ----------- ------------
CPPIB Capital, Inc.
##    0.130%, 03/05/15................................ $    1,000  $    999,868
##    0.140%, 04/07/15................................      2,000     1,999,311
DBS Bank Ltd.
##    0.180%, 04/21/15................................      3,000     2,998,825
Exxon Mobil Corp.
##    0.140%, 03/17/15................................        300       299,946
KFW
##    0.150%, 04/06/15................................        300       299,922
Merck & Co., Inc.
##    0.130%, 02/23/15................................      2,000     1,999,929
Nederlandse Waterschapsbank NV
##    0.150%, 02/02/15................................      1,000       999,994
Nordea Bank Finland P.L.C.
      0.446%, 01/21/16................................      2,500     2,499,892
      0.421%, 06/13/16................................        800       800,196
Old Line Funding LLC
##    0.180%, 03/20/15................................      1,000       999,799
PACCAR Financial Corp.
      0.110%, 02/17/15................................        920       919,938
Precision Castparts Corp.
##    0.140%, 04/30/15................................        900       899,528
                                                                   ------------
TOTAL COMMERCIAL PAPER................................               26,711,572
                                                                   ------------

                                                         SHARES
                                                       -----------
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves,
        0.089%........................................  1,887,395     1,887,395
                                                                   ------------

                                                       SHARES/FACE
                                                         AMOUNT
                                                          (000)
                                                       -----------
SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@  DFA Short Term Investment Fund..................  1,177,397    13,622,482
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $187,017,552)^^.................................             $187,189,360
                                                                   ============

                                     1661

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                   ---------- ------------ ------- ------------
Agency Obligations................         -- $ 12,892,253   --    $ 12,892,253
Bonds.............................         --  114,047,872   --     114,047,872
U.S. Treasury Obligations.........         --   18,027,786   --      18,027,786
Commercial Paper..................         --   26,711,572   --      26,711,572
Temporary Cash Investments........ $1,887,395           --   --       1,887,395
Securities Lending Collateral.....         --   13,622,482   --      13,622,482
                                   ---------- ------------   --    ------------
TOTAL............................. $1,887,395 $185,301,965   --    $187,189,360
                                   ========== ============   ==    ============

                                     1662

                           VA GLOBAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           -------- -----------
BONDS -- (83.5%)
AUSTRALIA -- (8.3%)
Australia & New Zealand Banking Group, Ltd.
    2.250%, 06/13/19......................................   $4,838 $ 4,949,250
Commonwealth Bank of Australia
    2.500%, 09/20/18......................................      900     927,018
#   2.250%, 03/13/19......................................    4,500   4,599,148
    2.300%, 09/06/19......................................      500     509,627
National Australia Bank, Ltd.
    2.300%, 07/25/18......................................    4,000   4,095,064
    2.250%, 07/01/19......................................      500     509,350
Westpac Banking Corp.
#   2.250%, 01/17/19......................................    4,800   4,920,859
                                                                    -----------
TOTAL AUSTRALIA...........................................           20,510,316
                                                                    -----------
AUSTRIA -- (2.0%)
Oesterreichische Kontrollbank AG
    1.125%, 05/29/18......................................    1,000   1,002,473
    2.000%, 12/17/18...................................... GBP  967   1,509,398
#   1.625%, 03/12/19......................................    2,500   2,537,865
                                                                    -----------
TOTAL AUSTRIA.............................................            5,049,736
                                                                    -----------
CANADA -- (10.5%)
Bank of Nova Scotia (The)
#   2.050%, 06/05/19......................................    3,000   3,035,493
    2.050%, 06/05/19......................................    1,000   1,005,100
Canada Government International Bond
    1.625%, 02/27/19......................................    2,900   2,953,633
Ontario, Province of Canada
    2.000%, 09/27/18......................................      650     666,598
    2.000%, 01/30/19......................................    4,450   4,563,956
    4.000%, 10/07/19......................................      950   1,058,097
Royal Bank of Canada
#   2.200%, 07/27/18......................................    5,000   5,120,155
    2.150%, 03/15/19......................................    1,000   1,023,609
Toronto-Dominion Bank (The)
    2.625%, 09/10/18......................................    1,500   1,557,364
    2.125%, 07/02/19......................................    3,000   3,071,301
    2.250%, 11/05/19......................................    1,000   1,021,539
Total Capital Canada, Ltd.
    1.450%, 01/15/18......................................      750     754,567
                                                                    -----------
TOTAL CANADA..............................................           25,831,412
                                                                    -----------
DENMARK -- (0.8%)
Kommunekredit
    1.125%, 03/15/18......................................    2,000   2,004,304
                                                                    -----------
                                                             FACE
                                                            AMOUNT^
                                                             (000)     VALUE+
                                                            -------- ----------
FINLAND -- (0.6%)..........................................
Finland Government International Bond
     1.625%, 10/01/18......................................   $1,000 $1,017,911
Municipality Finance P.L.C.
     1.750%, 05/21/19......................................      500    508,634
                                                                     ----------
TOTAL FINLAND..............................................           1,526,545
                                                                     ----------
FRANCE -- (3.0%)
Dexia Credit Local SA
     2.250%, 01/30/19......................................    2,000  2,053,654
Total Capital International SA
     2.125%, 01/10/19......................................    1,000  1,020,647
#    2.100%, 06/19/19......................................    2,650  2,702,160
Total Capital SA
     2.125%, 08/10/18......................................    1,300  1,327,144
     3.875%, 12/14/18...................................... GBP  250    413,609
                                                                     ----------
TOTAL FRANCE...............................................           7,517,214
                                                                     ----------
GERMANY -- (2.2%)
KFW
     1.875%, 04/01/19......................................      500    514,656
NRW Bank
     1.875%, 07/01/19......................................    1,700  1,734,841
     2.000%, 09/23/19......................................    3,200  3,282,794
                                                                     ----------
TOTAL GERMANY..............................................           5,532,291
                                                                     ----------
JAPAN -- (4.0%)
Development Bank of Japan, Inc.
     1.625%, 09/25/19......................................    1,000  1,007,898
Japan Bank for International Cooperation
     1.750%, 07/31/18......................................    4,000  4,064,784
#    1.750%, 05/29/19......................................    1,730  1,749,203
     1.750%, 05/29/19......................................      400    404,720
Japan Finance Organization for Municipalities
     1.375%, 02/05/18......................................    1,000  1,003,290
     2.125%, 03/06/19......................................    1,700  1,737,014
                                                                     ----------
TOTAL JAPAN................................................           9,966,909
                                                                     ----------
NETHERLANDS -- (8.8%)
Bank Nederlandse Gemeenten NV
     1.875%, 12/07/18...................................... GBP  850  1,319,867
     1.875%, 06/11/19......................................    5,000  5,111,070
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
     2.250%, 01/14/19......................................    5,535  5,636,794
Nederlandse Waterschapsbank NV
     1.875%, 03/13/19......................................    3,600  3,679,837
Shell International Finance BV
     1.900%, 08/10/18......................................    4,000  4,079,124

                                     1663

VA GLOBAL BOND PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           -------- -----------
NETHERLANDS -- (Continued)
    2.000%, 11/15/18......................................   $1,300 $ 1,323,363
    4.300%, 09/22/19......................................      500     556,700
                                                                    -----------
TOTAL NETHERLANDS.........................................           21,706,755
                                                                    -----------
NORWAY -- (4.6%)
Kommunalbanken A.S.
    2.125%, 03/15/19......................................    2,200   2,271,128
    1.750%, 05/28/19......................................    3,500   3,559,171
    1.500%, 10/22/19......................................      300     301,515
Statoil ASA
    1.150%, 05/15/18......................................    2,600   2,578,030
    1.950%, 11/08/18......................................    1,100   1,120,299
    2.250%, 11/08/19......................................    1,400   1,437,314
                                                                    -----------
TOTAL NORWAY..............................................           11,267,457
                                                                    -----------
SINGAPORE -- (2.1%)
Singapore Government Bond
    4.000%, 09/01/18...................................... SGD1,300   1,058,493
    2.500%, 06/01/19...................................... SGD5,165   4,014,730
                                                                    -----------
TOTAL SINGAPORE...........................................            5,073,223
                                                                    -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (4.5%)
Asian Development Bank
    1.875%, 04/12/19......................................    1,000   1,025,559
European Investment Bank
    1.625%, 12/18/18......................................    1,000   1,017,124
    1.500%, 02/01/19...................................... GBP1,900   2,922,509
    1.875%, 03/15/19......................................    1,600   1,644,173
International Bank for Reconstruction & Development
    1.875%, 03/15/19......................................    3,000   3,099,744
Nordic Investment Bank
    1.875%, 06/14/19......................................    1,300   1,335,773
                                                                    -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..............           11,044,882
                                                                    -----------
SWEDEN -- (7.1%)
Kommuninvest I Sverige AB
    2.000%, 11/12/19......................................    2,250   2,319,068
Nordea Bank AB
    2.375%, 04/04/19......................................    4,000   4,095,880
Svensk Exportkredit AB
    1.875%, 12/21/18...................................... GBP  500     775,868
    1.875%, 06/17/19......................................    4,200   4,292,891
Svenska Handelsbanken AB
    2.500%, 01/25/19......................................    3,000   3,103,302
#   2.250%, 06/17/19......................................    2,750   2,807,393
                                                                    -----------
TOTAL SWEDEN..............................................           17,394,402
                                                                    -----------
                                                             FACE
                                                            AMOUNT^
                                                             (000)     VALUE+
                                                            -------- ----------
UNITED KINGDOM -- (1.7%)
United Kingdom Gilt
    1.250%, 07/22/18....................................... GBP2,500 $3,831,625
    1.750%, 07/22/19....................................... GBP  200    312,395
                                                                     ----------
TOTAL UNITED KINGDOM.......................................           4,144,020
                                                                     ----------
UNITED STATES -- (23.3%)
3M Co.
    1.625%, 06/15/19.......................................    1,350  1,360,797
Apple, Inc.
    1.000%, 05/03/18.......................................    1,700  1,693,027
#   2.100%, 05/06/19.......................................    4,150  4,282,597
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.......................................      900    909,593
#   2.100%, 08/14/19.......................................    5,200  5,346,411
Chevron Corp.
    1.718%, 06/24/18.......................................      173    175,676
Coca-Cola Co. (The)
    1.650%, 11/01/18.......................................    3,000  3,046,323
Colgate-Palmolive Co.
    1.750%, 03/15/19.......................................      500    508,274
Exxon Mobil Corp.
    1.819%, 03/15/19.......................................    3,300  3,380,774
General Electric Capital Corp.
    2.300%, 01/14/19.......................................    4,700  4,847,091
    6.000%, 08/07/19.......................................    1,000  1,182,926
    2.200%, 01/09/20.......................................      400    407,954
International Business Machines Corp.
#   1.950%, 02/12/19.......................................    5,200  5,314,520
#   1.875%, 05/15/19.......................................    1,000  1,020,441
Johnson & Johnson
    5.150%, 07/15/18.......................................    1,930  2,186,047
    1.650%, 12/05/18.......................................    2,350  2,397,482
Microsoft Corp.
#   1.625%, 12/06/18.......................................    2,320  2,363,583
Pfizer, Inc.
    1.500%, 06/15/18.......................................      500    507,600
#   2.100%, 05/15/19.......................................    5,550  5,716,633
Procter & Gamble Co. (The)
    1.900%, 11/01/19.......................................    2,300  2,350,950
Toyota Motor Credit Corp.
#   2.000%, 10/24/18.......................................      500    510,726
#   2.100%, 01/17/19.......................................    1,000  1,024,680
    2.125%, 07/18/19.......................................    4,250  4,374,236

                                     1664

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT^
                                                        (000)       VALUE+
                                                      ---------- ------------
UNITED STATES -- (Continued)
Wal-Mart Stores, Inc.
#     1.950%, 12/15/18............................... $    2,500 $  2,562,252
                                                                 ------------
TOTAL UNITED STATES..................................              57,470,593
                                                                 ------------
TOTAL BONDS..........................................             206,040,059
                                                                 ------------
AGENCY OBLIGATIONS -- (4.8%)
Federal Home Loan Mortgage Corporation
      3.750%, 03/27/19...............................        700      774,249
      1.250%, 08/01/19...............................        500      502,893
      1.250%, 10/02/19...............................      2,000    2,000,818
Federal National Mortgage Association
#     1.625%, 11/27/18...............................      2,000    2,041,102
      1.875%, 02/19/19...............................      1,800    1,860,179
#     1.750%, 06/20/19...............................      3,500    3,597,310
#     1.750%, 09/12/19...............................      1,000    1,025,882
                                                                 ------------
TOTAL AGENCY OBLIGATIONS.............................              11,802,433
                                                                 ------------
U.S. TREASURY OBLIGATIONS -- (0.8%)
U.S. Treasury Notes
      1.250%, 11/30/18...............................      2,000    2,018,906

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                      ----------
SECURITIES LENDING COLLATERAL -- (10.9%)
(S)@  DFA Short Term Investment Fund.................  2,332,787   26,990,345
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $243,768,498)^^................................            $246,851,743
                                                                 ============

                                     1665

VA GLOBAL BOND PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                      LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                      ------- ------------ ------- ------------
Bonds
   Australia.........................   --    $ 20,510,316   --    $ 20,510,316
   Austria...........................   --       5,049,736   --       5,049,736
   Canada............................   --      25,831,412   --      25,831,412
   Denmark...........................   --       2,004,304   --       2,004,304
   Finland...........................   --       1,526,545   --       1,526,545
   France............................   --       7,517,214   --       7,517,214
   Germany...........................   --       5,532,291   --       5,532,291
   Japan.............................   --       9,966,909   --       9,966,909
   Netherlands.......................   --      21,706,755   --      21,706,755
   Norway............................   --      11,267,457   --      11,267,457
   Singapore.........................   --       5,073,223   --       5,073,223
   Supranational Organization
     Obligations.....................   --      11,044,882   --      11,044,882
   Sweden............................   --      17,394,402   --      17,394,402
   United Kingdom....................   --       4,144,020   --       4,144,020
   United States.....................   --      57,470,593   --      57,470,593
Agency Obligations...................   --      11,802,433   --      11,802,433
U.S. Treasury Obligations............   --       2,018,906   --       2,018,906
Securities Lending Collateral........   --      26,990,345   --      26,990,345
Forward Currency Contracts**.........   --         293,124   --         293,124
                                        --    ------------   --    ------------
TOTAL................................   --    $247,144,867   --    $247,144,867
                                        ==    ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                                     1666

                  DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                        SHARES     VALUE+
                                                       --------- -----------
    AFFILIATED INVESTMENT COMPANIES -- (99.2%)
    Investment in U.S. Core Equity 2 Portfolio of DFA
      Investment Dimensions Group Inc................. 1,201,674 $20,272,243
    Investment in International Core Equity Portfolio
      of DFA Investment Dimensions Group Inc..........   956,906  11,157,521
    Investment in DFA Selectively Hedged Global Fixed
      Income Portfolio of DFA Investment Dimensions
      Group Inc.......................................   934,824   8,955,617
    Investment in VA Global Bond Portfolio of DFA
      Investment Dimensions Group Inc.................   822,009   8,951,681
    Investment in U.S. Core Equity 1 Portfolio of DFA
      Investment Dimensions Group Inc.................   411,922   7,150,972
    Investment in Emerging Markets Core Equity
      Portfolio of DFA Investment Dimensions Group
      Inc.............................................   204,095   3,892,094
    Investment in DFA Two-Year Global Fixed Income
      Portfolio of DFA Investment Dimensions Group
      Inc.............................................   359,637   3,571,191
    Investment in VA Short-Term Fixed Portfolio of
      DFA Investment Dimensions Group Inc.............   349,764   3,571,093
    Investment in VA U.S. Large Value Portfolio of
      DFA Investment Dimensions Group Inc.............    62,360   1,361,946
    Investment in VA International Value Portfolio of
      DFA Investment Dimensions Group Inc.............   107,259   1,246,345
    Investment in DFA Real Estate Securities
      Portfolio of DFA Investment Dimensions Group
      Inc.............................................    20,156     712,505
                                                                 -----------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
         COMPANIES (Cost $67,956,017).................            70,843,208
                                                                 -----------
    TEMPORARY CASH INVESTMENTS -- (0.8%)
    State Street Institutional Liquid Reserves,
      0.089% (Cost $578,174)..........................   578,174     578,174
                                                                 -----------
    TOTAL INVESTMENTS -- (100.0%) (Cost $68,534,191)^^           $71,421,382
                                                                 ===========

                                     1667

DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      ---------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      -----------  ------- ------- -----------
  Affiliated Investment Companies.... $70,843,208    --      --    $70,843,208
  Temporary Cash Investments.........     578,174    --      --        578,174
                                      -----------    --      --    -----------
  TOTAL.............................. $71,421,382    --      --    $71,421,382
                                      ===========    ==      ==    ===========

                                     1668

                        U.S. LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                        SHARES    VALUE+
                                                        ------- -----------
COMMON STOCKS -- (93.4%)
Consumer Discretionary -- (21.0%)
    Advance Auto Parts, Inc............................   7,280 $ 1,157,520
*   Amazon.com, Inc....................................  18,685   6,624,393
*   AutoNation, Inc....................................   2,307     137,543
#*  Bed Bath & Beyond, Inc.............................  43,574   3,258,028
    Best Buy Co., Inc..................................  11,303     397,866
    BorgWarner, Inc....................................  20,530   1,108,825
#   Brunswick Corp.....................................   6,754     366,607
#*  CarMax, Inc........................................  18,314   1,137,299
    Carter's, Inc......................................   5,106     416,088
    CBS Corp. Class B..................................  22,928   1,256,684
*   Charter Communications, Inc. Class A...............  17,855   2,698,158
*   Chipotle Mexican Grill, Inc........................   1,512   1,073,278
    Cinemark Holdings, Inc.............................   8,808     327,393
    Coach, Inc.........................................  37,755   1,404,108
    Delphi Automotive P.L.C............................  23,292   1,600,859
    Dick's Sporting Goods, Inc.........................  13,101     676,667
*   Discovery Communications, Inc......................  13,205     368,155
#*  Discovery Communications, Inc. Class A.............   4,471     129,592
*   DISH Network Corp. Class A.........................  14,330   1,008,115
*   Dollar General Corp................................  40,468   2,713,784
*   Dollar Tree, Inc...................................  33,266   2,365,213
    DSW, Inc. Class A..................................   2,910     103,480
#   Dunkin' Brands Group, Inc..........................  22,270   1,053,594
    Expedia, Inc.......................................   8,988     772,339
    Family Dollar Stores, Inc..........................  13,494   1,026,893
    Ford Motor Co...................................... 115,668   1,701,476
*   Fossil Group, Inc..................................  11,258   1,101,032
    Gap, Inc. (The)....................................  59,646   2,456,819
    Gentex Corp........................................   8,976     149,809
#   Genuine Parts Co...................................  14,845   1,379,694
    GNC Holdings, Inc. Class A.........................  19,381     859,354
    Goodyear Tire & Rubber Co. (The)...................  61,016   1,479,028
    H&R Block, Inc.....................................  42,742   1,465,196
    Hanesbrands, Inc...................................   8,277     921,892
    Harley-Davidson, Inc...............................  35,319   2,179,182
#   Hasbro, Inc........................................  17,864     981,091
    Home Depot, Inc. (The).............................  99,316  10,370,577
#   HSN, Inc...........................................   4,138     320,447
    International Game Technology......................  29,718     502,829
    Interpublic Group of Cos., Inc. (The)..............  35,674     711,340
    Las Vegas Sands Corp...............................  18,003     978,823
*   Liberty Global P.L.C. Class A......................   4,272     199,588
*   Liberty Global P.L.C. Series C.....................   9,832     448,241
#   Lions Gate Entertainment Corp......................  10,860     312,008
    Lowe's Cos., Inc...................................  47,651   3,228,832
#*  Lululemon Athletica, Inc...........................   4,960     328,550
#   Macy's, Inc........................................  19,202   1,226,624
#   Mattel, Inc........................................  43,508   1,170,365
    McDonald's Corp....................................  71,367   6,597,165
*   Michael Kors Holdings, Ltd.........................  22,439   1,588,457
    Newell Rubbermaid, Inc.............................  38,362   1,414,407

                                     1669

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Discretionary -- (Continued)
    NIKE, Inc. Class B.................................  29,718 $  2,741,485
    Nordstrom, Inc.....................................  30,963    2,359,381
*   NVR, Inc...........................................     611      766,335
*   O'Reilly Automotive, Inc...........................  15,770    2,954,667
#   Omnicom Group, Inc.................................  57,568    4,190,950
#*  Panera Bread Co. Class A...........................   2,251      386,857
    PetSmart, Inc......................................  14,523    1,186,602
#   Polaris Industries, Inc............................  10,478    1,515,014
*   Priceline Group, Inc. (The)........................   1,179    1,190,177
    Ralph Lauren Corp..................................   5,375      897,034
    Ross Stores, Inc...................................  31,578    2,896,018
#   Scripps Networks Interactive, Inc. Class A.........  16,420    1,167,298
#*  Sirius XM Holdings, Inc............................ 375,090    1,331,569
    Six Flags Entertainment Corp.......................  13,032      559,855
    Starbucks Corp.....................................  52,934    4,633,313
    Starwood Hotels & Resorts Worldwide, Inc...........  25,254    1,817,530
#*  Starz..............................................   1,350       39,852
*   Tenneco, Inc.......................................   3,017      155,134
#   Tiffany & Co.......................................   8,687      752,642
    TJX Cos., Inc. (The)...............................  49,148    3,240,819
#   Tractor Supply Co..................................  13,765    1,117,305
*   TripAdvisor, Inc...................................   6,376      427,256
    Tupperware Brands Corp.............................   3,763      254,416
    Twenty-First Century Fox, Inc. Class A.............  61,647    2,044,215
    Twenty-First Century Fox, Inc. Class B.............  19,737      628,623
*   Ulta Salon Cosmetics & Fragrance, Inc..............   5,086      671,047
#*  Under Armour, Inc. Class A.........................   4,196      302,448
#*  Urban Outfitters, Inc..............................  21,667      755,312
    VF Corp............................................   7,788      540,254
    Viacom, Inc. Class A...............................     167       10,828
    Viacom, Inc. Class B...............................  24,700    1,591,174
    Williams-Sonoma, Inc...............................   7,717      603,855
    Wyndham Worldwide Corp.............................  28,767    2,410,387
    Wynn Resorts, Ltd..................................   5,958      881,486
    Yum! Brands, Inc...................................  30,493    2,204,034
                                                                ------------
Total Consumer Discretionary...........................          126,480,479
                                                                ------------
Consumer Staples -- (13.0%)
    Altria Group, Inc.................................. 143,784    7,634,930
#   Avon Products, Inc.................................  23,822      184,382
    Brown-Forman Corp. Class A.........................     718       63,701
    Brown-Forman Corp. Class B.........................  11,023      979,614
#   Campbell Soup Co...................................  49,376    2,258,458
    Church & Dwight Co., Inc...........................  10,970      887,692
#   Clorox Co. (The)...................................  18,102    1,931,664
    Coca-Cola Co. (The)................................ 191,173    7,870,592
    Coca-Cola Enterprises, Inc.........................  56,406    2,374,693
    Colgate-Palmolive Co...............................  65,922    4,451,053
    Costco Wholesale Corp..............................  20,359    2,911,133
    Dr Pepper Snapple Group, Inc.......................  29,236    2,259,066
    Estee Lauder Cos., Inc. (The) Class A..............  15,428    1,089,063
    Flowers Foods, Inc.................................   5,602      109,575
    General Mills, Inc.................................  41,428    2,174,141

                                     1670

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Staples -- (Continued)
    Hershey Co. (The)..................................   9,022 $   922,139
    Kellogg Co.........................................  17,348   1,137,682
    Keurig Green Mountain, Inc.........................   7,700     943,712
    Kimberly-Clark Corp................................  26,525   2,863,639
    Kraft Foods Group, Inc.............................  39,280   2,566,555
    Kroger Co. (The)...................................  39,593   2,733,897
#   McCormick & Co., Inc.(579780206)...................   9,884     705,619
#   McCormick & Co., Inc.(579780107)...................     100       7,174
    Mead Johnson Nutrition Co..........................  20,453   2,014,416
*   Monster Beverage Corp..............................  16,281   1,904,063
#   Nu Skin Enterprises, Inc. Class A..................   3,901     159,863
    PepsiCo, Inc....................................... 113,705  10,663,255
#   Pilgrim's Pride Corp...............................  12,478     338,778
    Reynolds American, Inc.............................  16,351   1,111,051
    Spectrum Brands Holdings, Inc......................     600      53,808
#*  Sprouts Farmers Market, Inc........................   1,595      58,074
#   Sysco Corp.........................................  39,555   1,549,369
    Wal-Mart Stores, Inc............................... 114,774   9,753,495
*   WhiteWave Foods Co. (The) Class A..................   2,386      78,666
    Whole Foods Market, Inc............................  28,446   1,481,894
                                                                -----------
Total Consumer Staples.................................          78,226,906
                                                                -----------
Energy -- (2.8%)
    Cabot Oil & Gas Corp...............................  64,023   1,696,610
#*  Continental Resources, Inc.........................   7,714     350,216
#   Core Laboratories NV...............................   4,391     407,265
*   FMC Technologies, Inc..............................  24,386     913,987
    Halliburton Co.....................................  50,745   2,029,293
#   Kinder Morgan, Inc.................................  86,751   3,561,129
*   Kosmos Energy, Ltd.................................   4,548      39,886
#*  Oasis Petroleum, Inc...............................  12,223     164,277
    Oceaneering International, Inc.....................   8,948     468,517
#   ONEOK, Inc.........................................  32,381   1,425,735
#   Range Resources Corp...............................   2,089      96,658
#   RPC, Inc...........................................  23,034     287,234
    Schlumberger, Ltd..................................  43,982   3,623,677
    Targa Resources Corp...............................   6,631     575,770
#   Teekay Corp........................................  11,219     474,900
    Western Refining, Inc..............................  10,303     382,550
    Williams Cos., Inc. (The)..........................   8,130     356,582
                                                                -----------
Total Energy...........................................          16,854,286
                                                                -----------
Financials -- (2.8%)
#*  Altisource Portfolio Solutions SA..................   1,149      23,302
    American Express Co................................  68,438   5,522,262
    CBOE Holdings, Inc.................................  12,211     787,243
*   CBRE Group, Inc. Class A...........................  49,331   1,595,365
#   Eaton Vance Corp...................................  17,692     712,103
    Erie Indemnity Co. Class A.........................   7,512     650,990
    Franklin Resources, Inc............................   9,425     485,670
#   LPL Financial Holdings, Inc........................  15,789     649,717
    Marsh & McLennan Cos., Inc.........................  16,698     897,851

                                     1671

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    McGraw Hill Financial, Inc.........................  18,831 $ 1,684,245
    Moody's Corp.......................................  19,935   1,820,664
#*  Ocwen Financial Corp...............................   6,934      42,436
*   Realogy Holdings Corp..............................   3,354     155,961
    SEI Investments Co.................................   1,502      60,335
    SLM Corp...........................................  49,777     453,469
    T Rowe Price Group, Inc............................  11,306     890,008
    TD Ameritrade Holding Corp.........................   5,946     192,591
    Waddell & Reed Financial, Inc. Class A.............   7,322     327,367
                                                                -----------
Total Financials.......................................          16,951,579
                                                                -----------
Health Care -- (12.7%)
    Abbott Laboratories................................   1,464      65,529
    AbbVie, Inc........................................ 117,781   7,108,083
    Allergan, Inc......................................   3,487     764,560
    AmerisourceBergen Corp.............................  20,641   1,961,927
    Amgen, Inc.........................................  36,279   5,523,841
    Baxter International, Inc..........................  35,315   2,482,998
    Becton Dickinson and Co............................   8,351   1,153,106
*   Biogen Idec, Inc...................................  10,454   4,068,279
#*  Bruker Corp........................................   1,069      20,161
    Cardinal Health, Inc...............................  14,440   1,201,264
*   Celgene Corp.......................................  38,533   4,591,592
    CR Bard, Inc.......................................   7,535   1,288,711
*   DaVita HealthCare Partners, Inc....................   6,582     494,045
*   Edwards Lifesciences Corp..........................   9,043   1,133,540
    Eli Lilly & Co.....................................  10,081     725,832
*   Gilead Sciences, Inc............................... 113,444  11,892,334
*   Halyard Health, Inc................................   3,139     139,905
#*  IDEXX Laboratories, Inc............................   7,680   1,216,666
*   Illumina, Inc......................................   2,805     547,508
    Johnson & Johnson.................................. 142,712  14,291,180
*   Laboratory Corp. of America Holdings...............  13,354   1,532,772
#*  Mallinckrodt P.L.C.................................   4,872     516,383
    McKesson Corp......................................  10,759   2,287,901
*   Medivation, Inc....................................   4,868     529,736
    Medtronic P.L.C....................................   4,959     354,056
*   Mettler-Toledo International, Inc..................   2,613     794,221
#*  Mylan, Inc.........................................  25,791   1,370,792
*   Regeneron Pharmaceuticals, Inc.....................   1,855     772,904
#*  Salix Pharmaceuticals, Ltd.........................   1,980     266,647
    St Jude Medical, Inc...............................  27,017   1,779,610
*   Taro Pharmaceutical Industries, Ltd................   1,787     297,535
*   Team Health Holdings, Inc..........................  11,042     570,871
#*  Tenet Healthcare Corp..............................  14,276     603,589
#*  United Therapeutics Corp...........................   2,408     339,841
#*  Varian Medical Systems, Inc........................   4,694     434,477
*   Waters Corp........................................   3,003     357,507

                                     1672

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Health Care -- (Continued)
    Zoetis, Inc........................................ 63,890 $ 2,730,020
                                                               -----------
Total Health Care......................................         76,209,923
                                                               -----------
Industrials -- (13.6%)
    3M Co.............................................. 29,689   4,818,525
    Allison Transmission Holdings, Inc................. 15,395     482,171
    American Airlines Group, Inc....................... 48,405   2,375,717
    Babcock & Wilcox Co. (The).........................  4,857     132,256
    Boeing Co. (The)................................... 46,926   6,821,633
#   Caterpillar, Inc................................... 31,077   2,485,228
#   CH Robinson Worldwide, Inc......................... 23,365   1,664,055
#   Chicago Bridge & Iron Co. NV.......................  2,045      70,573
    Cintas Corp........................................  9,763     768,348
#   Copa Holdings SA Class A...........................    792      85,148
*   Copart, Inc........................................  9,982     365,341
    Crane Co...........................................  2,623     159,872
    Cummins, Inc.......................................  7,017     978,591
#   Deere & Co......................................... 20,253   1,725,353
    Delta Air Lines, Inc............................... 35,835   1,695,354
    Donaldson Co., Inc................................. 19,328     706,632
#   Dover Corp......................................... 18,173   1,272,837
    Emerson Electric Co................................ 50,676   2,885,491
    Equifax, Inc....................................... 10,946     924,499
    Expeditors International of Washington, Inc........ 15,134     661,053
#   Fastenal Co........................................ 25,822   1,146,497
    Flowserve Corp..................................... 12,019     654,915
    Fluor Corp......................................... 14,751     790,506
    General Dynamics Corp.............................. 12,673   1,688,170
    Graco, Inc.........................................  5,141     366,245
    Hexcel Corp........................................  7,538     333,406
    Honeywell International, Inc....................... 35,631   3,483,287
    Hubbell, Inc. Class A..............................    200      21,710
    Huntington Ingalls Industries, Inc.................  5,816     678,146
    Illinois Tool Works, Inc........................... 16,985   1,581,134
#   JB Hunt Transport Services, Inc.................... 18,231   1,451,370
    Lennox International, Inc..........................  7,401     727,592
    Lincoln Electric Holdings, Inc.....................  6,970     473,333
    Lockheed Martin Corp............................... 19,314   3,638,178
#   Manitowoc Co., Inc. (The)..........................  7,146     133,630
    Masco Corp......................................... 54,535   1,354,649
*   Middleby Corp. (The)...............................  2,262     214,935
#   MSC Industrial Direct Co., Inc. Class A............  4,404     330,608
    Nordson Corp.......................................  9,846     717,380
*   Old Dominion Freight Line, Inc.....................  6,922     485,371
    PACCAR, Inc........................................  8,818     530,050
    Pall Corp..........................................  3,823     369,913
    Parker Hannifin Corp...............................  6,253     728,224
    Pitney Bowes, Inc.................................. 31,031     744,123
    Raytheon Co........................................  9,003     900,750
    Robert Half International, Inc..................... 11,886     690,101
    Rockwell Automation, Inc........................... 12,420   1,352,786
    Rockwell Collins, Inc.............................. 21,285   1,822,422
    Rollins, Inc....................................... 11,399     376,737

                                     1673

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CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
#*  Sensata Technologies Holding NV....................   6,361 $   313,725
    Snap-on, Inc.......................................   2,487     330,050
*   Spirit Airlines, Inc...............................   5,705     422,969
*   Stericycle, Inc....................................   6,964     914,304
#*  Swift Transportation Co............................  19,074     468,839
    Toro Co. (The).....................................   3,844     249,514
    TransDigm Group, Inc...............................   4,919   1,011,002
*   United Continental Holdings, Inc...................  83,512   5,793,227
    United Parcel Service, Inc. Class B................  52,038   5,143,436
*   United Rentals, Inc................................  21,450   1,777,133
#   Valmont Industries, Inc............................     839     100,781
*   Verisk Analytics, Inc. Class A.....................  26,435   1,701,092
*   WABCO Holdings, Inc................................   9,079     864,048
    Wabtec Corp........................................   4,138     345,316
    Waste Management, Inc..............................  19,572   1,006,588
#   Watsco, Inc........................................     604      65,751
#   WW Grainger, Inc...................................  11,271   2,658,153
                                                                -----------
Total Industrials......................................          82,030,773
                                                                -----------
Information Technology -- (18.1%)
    Accenture P.L.C. Class A...........................  45,230   3,800,677
*   Alliance Data Systems Corp.........................  10,556   3,048,889
    Amphenol Corp. Class A.............................  13,382     718,747
    Apple, Inc......................................... 182,481  21,379,474
*   Aspen Technology, Inc..............................   3,877     137,033
    Automatic Data Processing, Inc.....................  22,269   1,837,861
    Avago Technologies, Ltd............................   4,007     412,240
    Booz Allen Hamilton Holding Corp...................  21,466     624,875
    Broadridge Financial Solutions, Inc................  11,747     563,739
#*  Cadence Design Systems, Inc........................     100       1,799
    CDK Global, Inc....................................   7,023     317,159
    CDW Corp...........................................  38,739   1,327,198
*   Citrix Systems, Inc................................   3,972     235,381
*   F5 Networks, Inc...................................   3,406     380,178
#   FactSet Research Systems, Inc......................   6,531     937,786
*   Fiserv, Inc........................................  40,000   2,901,200
*   FleetCor Technologies, Inc.........................   3,784     531,652
#*  Gartner, Inc.......................................  13,410   1,129,390
*   Genpact, Ltd.......................................   6,193     124,294
    Global Payments, Inc...............................  10,017     874,584
    Harris Corp........................................  15,831   1,062,735
#   International Business Machines Corp...............  69,515  10,657,345
    Intuit, Inc........................................  11,410     990,616
#*  IPG Photonics Corp.................................     634      47,322
    Jack Henry & Associates, Inc.......................  12,006     736,808
    KLA-Tencor Corp....................................   1,003      61,654
    Linear Technology Corp.............................  22,701   1,020,183
    MasterCard, Inc. Class A...........................  73,613   6,038,474
    Maxim Integrated Products, Inc.....................   1,083      35,836
*   Micron Technology, Inc.............................  71,663   2,097,218
    Microsoft Corp..................................... 408,956  16,521,822
*   NCR Corp...........................................   6,036     153,314
#*  NeuStar, Inc. Class A..............................   2,440      64,148

                                     1674

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CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Information Technology -- (Continued)
    Oracle Corp........................................ 180,048 $  7,542,211
    Paychex, Inc.......................................  60,024    2,716,686
*   PTC, Inc...........................................   9,165      306,203
#*  Rackspace Hosting, Inc.............................  18,295      822,543
#   SanDisk Corp.......................................   4,437      336,813
    Seagate Technology P.L.C...........................  46,479    2,623,275
    Solera Holdings, Inc...............................   2,193      113,159
    Symantec Corp......................................  10,673      264,370
*   Syntel, Inc........................................   2,402      103,886
#*  Teradata Corp......................................  13,270      591,311
    Texas Instruments, Inc.............................  67,269    3,595,528
    Total System Services, Inc.........................  15,481      547,563
#   Ubiquiti Networks, Inc.............................   2,379       62,556
#*  Ultimate Software Group, Inc. (The)................     950      140,609
*   Vantiv, Inc. Class A...............................  21,740      747,639
    Visa, Inc. Class A.................................  23,804    6,067,878
#   Western Union Co. (The)............................  79,460    1,350,820
*   WEX, Inc...........................................   2,899      266,853
                                                                ------------
Total Information Technology...........................          108,971,534
                                                                ------------
Materials -- (5.3%)
    Air Products & Chemicals, Inc......................   9,302    1,354,464
    Airgas, Inc........................................   5,377      605,665
    Albemarle Corp.....................................   5,093      245,788
    Avery Dennison Corp................................  13,897      726,396
    Ball Corp..........................................  21,775    1,379,011
    Celanese Corp. Series A............................  13,706      736,835
*   Crown Holdings, Inc................................  21,847      968,041
    Eastman Chemical Co................................  19,376    1,373,565
    Ecolab, Inc........................................  11,604    1,204,147
    EI du Pont de Nemours & Co.........................  32,941    2,345,729
    FMC Corp...........................................  12,925      743,187
    International Flavors & Fragrances, Inc............   5,670      601,644
    LyondellBasell Industries NV Class A...............  38,007    3,005,974
    Monsanto Co........................................  33,044    3,898,531
#   NewMarket Corp.....................................   1,768      795,016
*   Owens-Illinois, Inc................................  17,505      408,742
    Packaging Corp. of America.........................  22,408    1,699,647
    PPG Industries, Inc................................   6,103    1,360,237
    Praxair, Inc.......................................  25,910    3,124,487
    RPM International, Inc.............................  12,000      574,320
    Scotts Miracle-Gro Co. (The) Class A...............   4,620      293,047
    Sealed Air Corp....................................  18,321      742,000
    Sherwin-Williams Co. (The).........................   4,248    1,152,355
    Silgan Holdings, Inc...............................   1,647       84,672
#   Southern Copper Corp...............................   9,494      258,996
    Valspar Corp. (The)................................   7,489      624,807
    Westlake Chemical Corp.............................  10,858      622,272

                                     1675

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CONTINUED

                                                     SHARES      VALUE+
                                                    --------- ------------
Materials -- (Continued)
*     WR Grace & Co................................    10,803 $    936,404
                                                              ------------
Total Materials....................................             31,865,979
                                                              ------------
Real Estate Investment Trusts -- (0.1%)
#     Iron Mountain, Inc...........................    18,738      746,522
                                                              ------------
Telecommunication Services -- (4.0%)
*     Level 3 Communications, Inc..................    55,741    2,772,557
*     SBA Communications Corp. Class A.............    16,862    1,967,795
      Verizon Communications, Inc..................   414,957   18,967,685
                                                              ------------
Total Telecommunication Services...................             23,708,037
                                                              ------------
TOTAL COMMON STOCKS................................            562,046,018
                                                              ------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional Liquid Reserves,
        0.089%..................................... 3,802,633    3,802,633
                                                              ------------
SECURITIES LENDING COLLATERAL -- (6.0%)
(S)@  DFA Short Term Investment Fund............... 3,087,043   35,717,085
                                                              ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $541,126,347)^^.............................           $601,565,736
                                                              ============

                                     1676

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ---------------------------------------------
                                  LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary...... $126,480,479          --   --    $126,480,479
   Consumer Staples............   78,226,906          --   --      78,226,906
   Energy......................   16,854,286          --   --      16,854,286
   Financials..................   16,951,579          --   --      16,951,579
   Health Care.................   76,209,923          --   --      76,209,923
   Industrials.................   82,030,773          --   --      82,030,773
   Information Technology......  108,971,534          --   --     108,971,534
   Materials...................   31,865,979          --   --      31,865,979
   Real Estate Investment
     Trusts....................      746,522          --   --         746,522
   Telecommunication Services..   23,708,037          --   --      23,708,037
Temporary Cash Investments.....    3,802,633          --   --       3,802,633
Securities Lending Collateral..           -- $35,717,085   --      35,717,085
                                ------------ -----------   --    ------------
TOTAL.......................... $565,848,651 $35,717,085   --    $601,565,736
                                ============ ===========   ==    ============

                                     1677

                        U.S. SMALL CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                        SHARES   VALUE+
                                                        ------ ----------
COMMON STOCKS -- (79.0%)

Consumer Discretionary -- (19.8%)
*   1-800-Flowers.com, Inc. Class A....................  1,384 $   10,920
*   American Axle & Manufacturing Holdings, Inc........ 23,004    560,147
#*  American Public Education, Inc.....................  4,671    156,806
*   ANN, Inc........................................... 15,041    497,857
*   Apollo Education Group, Inc. Class A............... 21,841    551,704
    Arctic Cat, Inc....................................  3,071    103,247
*   Asbury Automotive Group, Inc....................... 10,685    792,934
#   Big Lots, Inc...................................... 18,733    860,032
*   BJ's Restaurants, Inc..............................  7,923    350,910
*   Bloomin' Brands, Inc............................... 40,273    995,347
*   Blue Nile, Inc.....................................  3,481    108,190
    Bob Evans Farms, Inc...............................  7,089    399,607
*   Bravo Brio Restaurant Group, Inc...................  4,755     62,528
*   Bright Horizons Family Solutions, Inc.............. 19,719    957,357
    Brinker International, Inc......................... 19,058  1,113,559
    Brown Shoe Co., Inc................................ 13,906    394,791
#   Buckle, Inc. (The)................................. 12,177    618,470
#*  Buffalo Wild Wings, Inc............................  6,333  1,129,301
#   Capella Education Co...............................  3,395    230,826
*   Carmike Cinemas, Inc...............................  5,993    165,826
#   Carriage Services, Inc.............................  4,360     95,048
*   Carrols Restaurant Group, Inc......................  1,025      8,159
    Cato Corp. (The) Class A...........................  6,968    295,443
*   Cavco Industries, Inc..............................    700     51,457
#   Cheesecake Factory, Inc. (The)..................... 18,039    947,228
    Cherokee, Inc......................................    640     11,635
    Chico's FAS, Inc................................... 50,572    843,541
*   Christopher & Banks Corp...........................  5,648     29,426
    Churchill Downs, Inc...............................  3,970    377,110
#*  Chuy's Holdings, Inc...............................    168      3,590
    ClubCorp Holdings, Inc.............................  6,521    110,922
    Collectors Universe, Inc...........................    150      3,525
    Columbia Sportswear Co.............................  8,636    367,030
#*  Conn's, Inc........................................  9,808    154,378
    Cooper Tire & Rubber Co............................  2,947    102,526
    Core-Mark Holding Co., Inc.........................  5,805    387,077
#   Cracker Barrel Old Country Store, Inc..............  7,393    994,432
*   Crown Media Holdings, Inc. Class A.................  5,866     18,771
    CST Brands, Inc.................................... 24,683  1,063,837
    Culp, Inc..........................................  2,228     44,761
#*  Deckers Outdoor Corp............................... 11,125    734,806
*   Del Frisco's Restaurant Group, Inc.................  6,187    122,688
*   Denny's Corp.......................................  1,288     14,013
    Destination Maternity Corp.........................  2,990     45,777
*   Diamond Resorts International, Inc.................    429     12,175
    DineEquity, Inc....................................  5,979    638,258
#*  Dixie Group, Inc. (The)............................    700      5,656
#*  Dorman Products, Inc............................... 11,095    507,374
*   Drew Industries, Inc...............................  7,498    376,999
    DSW, Inc. Class A.................................. 17,191    611,312
    Entravision Communications Corp. Class A...........  2,763     17,048

                                     1678

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CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Discretionary -- (Continued)
#   Ethan Allen Interiors, Inc.........................  4,385 $  119,360
*   EVINE Live, Inc....................................  4,380     27,463
*   Express, Inc....................................... 30,112    393,865
*   Famous Dave's Of America, Inc......................    600     18,162
*   Fiesta Restaurant Group, Inc.......................  8,007    472,974
    Finish Line, Inc. (The) Class A.................... 14,667    346,141
#*  Five Below, Inc.................................... 17,999    599,727
*   Fox Factory Holding Corp...........................    297      4,511
#*  G-III Apparel Group, Ltd...........................  7,099    690,023
*   Gentherm, Inc...................................... 10,722    394,355
*   Grand Canyon Education, Inc........................ 14,679    643,234
#*  Hibbett Sports, Inc................................  7,216    339,441
    HSN, Inc...........................................  7,256    561,905
*   Ignite Restaurant Group, Inc.......................    294      2,011
#   Interval Leisure Group, Inc........................ 16,287    375,904
#*  iRobot Corp........................................  7,459    235,331
    Jack in the Box, Inc............................... 12,741  1,080,309
#*  Jamba, Inc.........................................  1,180     19,387
#   KB Home............................................ 27,579    343,634
#*  Kirkland's, Inc....................................  4,328    100,713
*   Kona Grill, Inc....................................    700     16,450
    La-Z-Boy, Inc...................................... 14,628    390,421
    Libbey, Inc........................................  5,323    174,115
*   Liberty Tax, Inc...................................    750     27,000
    Lithia Motors, Inc. Class A........................  7,427    629,067
#*  Lumber Liquidators Holdings, Inc...................  7,844    495,349
    Marine Products Corp...............................  2,777     20,078
#*  Mattress Firm Holding Corp.........................  4,220    243,156
    Men's Wearhouse, Inc. (The)........................ 14,982    696,214
*   Modine Manufacturing Co............................  4,014     48,931
#   Monro Muffler Brake, Inc...........................  9,578    547,287
    Morningstar, Inc...................................  2,416    160,881
    Movado Group, Inc..................................  4,249    102,103
*   Murphy USA, Inc.................................... 13,702    956,537
#*  Nathan's Famous, Inc...............................  1,228     98,780
*   Nautilus, Inc......................................  9,190    130,866
#*  New York & Co., Inc................................  8,703     20,017
#   New York Times Co. (The) Class A................... 48,242    607,367
#   Nexstar Broadcasting Group, Inc. Class A...........  8,884    443,267
    Nutrisystem, Inc...................................  6,230    111,019
*   Orbitz Worldwide, Inc.............................. 32,619    301,073
#*  Outerwall, Inc.....................................  4,206    261,109
#*  Overstock.com, Inc.................................  5,980    133,832
    Oxford Industries, Inc.............................  4,764    266,498
    Papa John's International, Inc..................... 12,564    797,311
#   PetMed Express, Inc................................  1,588     24,932
#   Pier 1 Imports, Inc................................ 24,195    406,718
    Pool Corp.......................................... 14,272    887,861
*   Popeyes Louisiana Kitchen, Inc.....................  8,179    469,638
*   Red Robin Gourmet Burgers, Inc.....................  3,855    298,763
    Ruth's Hospitality Group, Inc...................... 10,280    149,266
#   Ryland Group, Inc. (The)...........................  6,605    265,191
#*  Scientific Games Corp. Class A.....................  7,488     88,433

                                     1679

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CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Consumer Discretionary -- (Continued)
    SeaWorld Entertainment, Inc........................ 21,390 $   374,539
*   Select Comfort Corp................................ 16,494     492,181
*   Shiloh Industries, Inc.............................    437       5,345
#*  Shutterfly, Inc....................................  7,378     323,673
#   Sinclair Broadcast Group, Inc. Class A............. 18,124     448,388
#*  Skechers U.S.A., Inc. Class A...................... 14,105     851,237
#*  Smith & Wesson Holding Corp........................ 16,238     199,727
    Sonic Corp......................................... 19,100     578,157
#   Sotheby's.......................................... 21,509     915,208
    Standard Motor Products, Inc.......................  6,362     231,959
#*  Starz.............................................. 23,379     690,148
    Stein Mart, Inc....................................  2,900      39,904
*   Steven Madden, Ltd................................. 21,288     731,030
    Strattec Security Corp.............................    107       6,741
*   Strayer Education, Inc.............................  3,087     206,829
#   Sturm Ruger & Co., Inc.............................  1,130      45,652
#*  Taylor Morrison Home Corp. Class A.................  3,742      66,495
#   Texas Roadhouse, Inc............................... 21,444     720,304
    Thor Industries, Inc............................... 17,696     997,170
*   Tile Shop Holdings, Inc............................ 13,943     113,217
*   Tower International, Inc...........................  5,574     131,937
#*  Tumi Holdings, Inc................................. 21,429     485,795
*   Universal Electronics, Inc.........................  4,026     256,617
    Vail Resorts, Inc.................................. 11,387     999,323
    Value Line, Inc....................................    238       3,610
#*  Vera Bradley, Inc..................................  2,379      45,368
#*  Vitamin Shoppe, Inc................................  9,497     401,438
#   Winmark Corp.......................................  1,277     104,088
#   Winnebago Industries, Inc..........................  7,349     146,172
#   Wolverine World Wide, Inc.......................... 32,579     917,099
#   World Wrestling Entertainment, Inc. Class A........  1,300      15,743
*   Zumiez, Inc........................................  8,253     307,754
                                                               -----------
Total Consumer Discretionary...........................         47,947,189
                                                               -----------
Consumer Staples -- (3.5%)
#   Alico, Inc.........................................  1,296      61,612
#   B&G Foods, Inc..................................... 17,513     522,588
#*  Boston Beer Co., Inc. (The) Class A................  2,920     918,398
#*  Boulder Brands, Inc................................  4,100      41,123
#   Cal-Maine Foods, Inc............................... 14,820     519,441
    Calavo Growers, Inc................................  3,683     147,725
    Casey's General Stores, Inc........................ 11,686   1,066,932
#*  Chefs' Warehouse, Inc. (The).......................  6,450     137,965
    Coca-Cola Bottling Co. Consolidated................    600      58,524
    Dean Foods Co...................................... 17,667     320,126
*   Farmer Bros. Co....................................  2,611      78,095
#*  Fresh Market, Inc. (The)........................... 15,766     600,842
    Inter Parfums, Inc.................................  8,653     217,623
*   Inventure Foods, Inc...............................  4,216      42,877
    J&J Snack Foods Corp...............................  5,867     575,670
    Lancaster Colony Corp..............................  8,784     789,945
    Limoneira Co.......................................  1,400      29,120
#*  Medifast, Inc......................................  4,062     128,725

                                     1680

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Staples -- (Continued)
    MGP Ingredients, Inc...............................    650 $   10,309
*   National Beverage Corp.............................  4,020     87,395
#*  Natural Grocers by Vitamin Cottage, Inc............  4,417    136,043
    Oil-Dri Corp. of America...........................  1,477     45,226
#   Orchids Paper Products Co..........................  1,600     43,632
#   Pricesmart, Inc....................................  9,735    796,128
    Rocky Mountain Chocolate Factory, Inc..............  1,700     23,035
#   Sanderson Farms, Inc...............................  7,303    583,948
*   United Natural Foods, Inc..........................    224     17,311
    WD-40 Co...........................................  4,315    354,089
                                                               ----------
Total Consumer Staples.................................         8,354,447
                                                               ----------
Energy -- (1.6%)
#*  Bonanza Creek Energy, Inc..........................  3,840    100,147
#   CARBO Ceramics, Inc................................    640     20,979
*   Carrizo Oil & Gas, Inc............................. 16,155    728,590
    EnLink Midstream LLC...............................  7,500    237,300
#   GasLog, Ltd........................................ 20,348    355,887
*   Gastar Exploration, Inc............................ 13,440     31,450
#*  Matador Resources Co............................... 24,561    529,535
*   Matrix Service Co..................................  7,202    138,278
#   Panhandle Oil and Gas, Inc. Class A................  1,398     29,274
*   PDC Energy, Inc....................................  5,516    253,405
*   PetroQuest Energy, Inc............................. 12,675     37,138
#*  Rex Energy Corp....................................  8,431     29,846
#*  RigNet, Inc........................................  4,073    139,378
    SemGroup Corp. Class A.............................  9,199    619,369
*   Synergy Resources Corp............................. 20,080    245,578
#   US Silica Holdings, Inc............................ 16,970    427,644
*   Willbros Group, Inc................................ 12,186     67,998
                                                               ----------
Total Energy...........................................         3,991,796
                                                               ----------
Financials -- (5.1%)
#*  Altisource Portfolio Solutions SA..................  6,549    132,814
#   Bank of Hawaii Corp................................ 14,673    828,438
#   Bank of the Ozarks, Inc............................ 26,418    856,736
    BGC Partners, Inc. Class A......................... 55,561    435,043
#*  BofI Holding, Inc..................................  4,476    377,595
    Bridge Bancorp, Inc................................    412     10,168
    CKX Lands, Inc.....................................    233      3,509
#   Cohen & Steers, Inc................................  2,284     96,111
    ConnectOne Bancorp, Inc............................  2,247     41,345
*   Consumer Portfolio Services, Inc...................  3,825     21,420
    Crawford & Co. Class B.............................  1,463     13,679
#*  Credit Acceptance Corp.............................  5,801    914,470
#   Diamond Hill Investment Group, Inc.................    909    118,225
*   Eagle Bancorp, Inc.................................  2,452     83,858
#*  eHealth, Inc.......................................  1,006     10,301
    Evercore Partners, Inc. Class A.................... 11,397    545,574
#   Federated Investors, Inc. Class B..................  3,143     99,350
    Federated National Holding Co......................  1,541     44,858
*   First Cash Financial Services, Inc.................  8,944    444,696

                                     1681

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Financials -- (Continued)
    FNF Group..........................................  4,647 $   163,110
#   FXCM, Inc. Class A................................. 11,431      25,148
    GAMCO Investors, Inc. Class A......................  1,484     121,169
*   Green Dot Corp. Class A............................  5,619      85,690
#   Greenhill & Co., Inc...............................  5,933     218,809
#   HCI Group, Inc.....................................  2,858     132,068
    HFF, Inc. Class A.................................. 11,105     377,237
    Home BancShares, Inc............................... 20,531     608,128
#   Independent Bank Group, Inc........................  1,426      44,505
#*  Ladenburg Thalmann Financial Services, Inc......... 22,329      85,073
    Manning & Napier, Inc..............................    594       6,362
    MarketAxess Holdings, Inc.......................... 12,086     918,173
#*  Nationstar Mortgage Holdings, Inc..................    600      15,426
#*  PRA Group, Inc..................................... 16,701     827,033
    Primerica, Inc.....................................  3,298     163,713
    Pzena Investment Management, Inc. Class A..........  2,300      18,699
#   RCS Capital Corp. Class A..........................  9,879      93,159
#   RLI Corp...........................................  1,616      75,807
*   Texas Capital Bancshares, Inc...................... 14,183     579,376
#   Universal Insurance Holdings, Inc..................  8,247     191,578
    Virtus Investment Partners, Inc....................  2,910     394,683
#   Westamerica Bancorporation.........................  8,346     339,515
*   Western Alliance Bancorp........................... 30,073     773,177
    Westwood Holdings Group, Inc.......................  2,094     123,525
#   WisdomTree Investments, Inc........................ 40,903     712,530
#*  World Acceptance Corp..............................    644      47,302
*   Yadkin Financial Corp..............................  4,780      91,107
                                                               -----------
Total Financials                                                12,310,292
                                                               -----------
Health Care -- (9.9%)
#*  Acadia Healthcare Co., Inc.........................  3,136     181,104
*   Acorda Therapeutics, Inc........................... 11,227     466,482
#*  Addus HomeCare Corp................................    544      12,066
#*  Air Methods Corp................................... 12,510     519,790
#*  Akorn, Inc......................................... 26,465   1,126,880
#*  Albany Molecular Research, Inc.....................  9,576     156,376
*   AMN Healthcare Services, Inc....................... 11,103     208,958
*   Amsurg Corp........................................ 14,085     777,210
*   Anika Therapeutics, Inc............................  3,667     143,673
#   Atrion Corp........................................    547     183,245
*   Biospecifics Technologies Corp.....................  1,000      39,340
*   Cambrex Corp.......................................  6,603     148,105
    Cantel Medical Corp................................ 11,507     466,839
*   Capital Senior Living Corp.........................  1,516      36,187
*   Charles River Laboratories International, Inc...... 15,916   1,103,775
#   Chemed Corp........................................  4,205     425,294
#   Computer Programs & Systems, Inc...................  3,136     154,479
*   Corvel Corp........................................  5,386     177,415
*   Cyberonics, Inc....................................  8,059     447,839
*   Depomed, Inc....................................... 14,341     262,010
*   Endo International P.L.C...........................  3,023     240,697
    Ensign Group, Inc. (The)...........................  5,101     211,692
#*  ExamWorks Group, Inc............................... 12,450     460,152

                                     1682

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Health Care -- (Continued)
*   Gentiva Health Services, Inc.......................  6,222 $   120,831
*   Globus Medical, Inc. Class A....................... 20,052     472,826
*   Haemonetics Corp...................................  1,556      61,618
    HealthSouth Corp................................... 22,654     999,041
    Hill-Rom Holdings, Inc............................. 19,638     937,911
#*  HMS Holdings Corp.................................. 29,466     582,985
*   Hyperion Therapeutics, Inc.........................  1,892      47,868
*   ICU Medical, Inc...................................  4,520     377,782
*   Impax Laboratories, Inc............................  4,108     150,640
*   Integra LifeSciences Holdings Corp.................  8,972     499,920
#*  IPC Healthcare, Inc................................  4,355     175,768
#   Landauer, Inc......................................    390      10,908
#*  Lannett Co., Inc................................... 11,162     529,414
#*  Ligand Pharmaceuticals, Inc. Class B...............  6,474     368,500
*   Luminex Corp.......................................  8,379     147,889
*   Masimo Corp........................................ 16,462     420,110
*   MedAssets, Inc..................................... 18,416     340,880
#*  Medidata Solutions, Inc............................  2,959     127,207
#   Meridian Bioscience, Inc........................... 11,242     194,487
*   Molina Healthcare, Inc............................. 15,197     773,679
*   MWI Veterinary Supply, Inc.........................  2,229     422,774
#*  Myriad Genetics, Inc............................... 21,034     787,092
    National Research Corp. Class A....................    900      12,465
#   National Research Corp. Class B....................    150       5,183
#*  Natus Medical, Inc.................................  9,334     350,958
*   NuVasive, Inc......................................  6,119     283,432
*   Omnicell, Inc......................................  9,507     302,608
#   Owens & Minor, Inc................................. 18,780     642,839
*   Pain Therapeutics, Inc.............................  1,505       2,965
#*  PAREXEL International Corp......................... 17,115   1,043,330
*   Prestige Brands Holdings, Inc...................... 15,659     536,477
*   Providence Service Corp. (The).....................  4,490     175,110
    Quality Systems, Inc............................... 18,180     296,152
#*  Quidel Corp........................................  2,383      56,096
#*  Repligen Corp...................................... 11,086     269,279
#*  Sagent Pharmaceuticals, Inc........................  8,012     205,668
*   Sciclone Pharmaceuticals, Inc......................  2,991      22,074
    Select Medical Holdings Corp....................... 37,480     506,730
    STERIS Corp........................................ 17,836   1,163,264
#*  Sucampo Pharmaceuticals, Inc. Class A..............  4,300      64,758
#*  SurModics, Inc.....................................  1,020      23,378
*   Team Health Holdings, Inc..........................  3,355     173,454
*   Thoratec Corp...................................... 16,195     581,239
    US Physical Therapy, Inc...........................  2,900     112,491
    Utah Medical Products, Inc.........................    680      38,549
*   Vascular Solutions, Inc............................  2,020      55,065
    West Pharmaceutical Services, Inc.................. 13,062     644,087
                                                               -----------
Total Health Care                                               24,067,389
                                                               -----------
Industrials -- (15.0%)
    AAON, Inc.......................................... 16,768     365,710
*   Accuride Corp......................................  2,344      10,314
    Aceto Corp.........................................  6,574     127,536

                                     1683

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Industrials -- (Continued)
*   Advisory Board Co. (The)...........................  8,033 $  376,587
    Allegiant Travel Co................................  5,671  1,027,982
    Altra Industrial Motion Corp.......................  7,769    198,498
#   American Science & Engineering, Inc................  1,649     76,514
*   American Woodmark Corp.............................  3,564    146,587
    Apogee Enterprises, Inc............................  8,462    366,066
    Applied Industrial Technologies, Inc............... 13,653    551,991
*   ARC Document Solutions, Inc........................  8,984     82,383
    Argan, Inc.........................................  2,821     85,787
*   Armstrong World Industries, Inc.................... 18,651    945,606
*   Astronics Corp.....................................  2,981    166,012
*   Astronics Corp. Class B............................    596     33,376
    AZZ, Inc...........................................  8,025    338,575
    Babcock & Wilcox Co. (The).........................  3,235     88,089
#   Barrett Business Services, Inc.....................  1,943     59,553
*   Blount International, Inc.......................... 15,808    245,024
    Brink's Co. (The).................................. 13,224    296,350
#*  Builders FirstSource, Inc.......................... 13,323     78,872
#*  Casella Waste Systems, Inc. Class A................  6,920     26,365
    Ceco Environmental Corp............................  4,293     58,900
    CIRCOR International, Inc..........................  4,983    246,110
    CLARCOR, Inc....................................... 14,587    912,125
    Columbus McKinnon Corp.............................    958     23,998
    Comfort Systems USA, Inc...........................  1,078     17,949
    Corporate Executive Board Co. (The)................ 11,082    759,339
*   CTPartners Executive Search, Inc...................    235      1,288
    Deluxe Corp........................................ 16,942  1,100,044
    Douglas Dynamics, Inc..............................    890     17,969
*   DXP Enterprises, Inc...............................  3,939    161,578
#*  Echo Global Logistics, Inc.........................  8,108    214,051
    EnerSys............................................  1,764    102,982
*   EnPro Industries, Inc..............................  7,319    434,236
    Exponent, Inc......................................  3,566    285,779
    Federal Signal Corp................................ 19,913    304,072
    Forward Air Corp................................... 10,077    452,457
*   Franklin Covey Co..................................  2,550     46,079
#   Franklin Electric Co., Inc......................... 14,563    498,200
*   Furmanite Corp.....................................  4,334     31,768
    G&K Services, Inc. Class A.........................  4,778    334,938
#*  Generac Holdings, Inc.............................. 11,171    488,620
    Global Brass & Copper Holdings, Inc................  2,436     31,985
#*  Goldfield Corp. (The)..............................  4,847     11,003
#   Gorman-Rupp Co. (The)..............................  6,177    176,106
*   GP Strategies Corp.................................  4,449    148,508
    Graham Corp........................................  2,315     47,897
#   Greenbrier Cos., Inc. (The)........................  7,459    387,346
    H&E Equipment Services, Inc........................ 11,322    198,588
    Harsco Corp........................................ 27,489    405,738
#   Healthcare Services Group, Inc..................... 22,559    710,834
#   Heartland Express, Inc............................. 27,757    713,077
#   HEICO Corp.........................................  5,207    315,961
    HEICO Corp. Class A................................  3,075    145,048
    Herman Miller, Inc................................. 14,355    417,013

                                     1684

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Industrials -- (Continued)
    Hillenbrand, Inc................................... 20,485 $  643,434
    HNI Corp........................................... 13,617    670,637
*   Hub Group, Inc. Class A............................ 10,312    344,421
*   Huron Consulting Group, Inc........................  7,303    549,332
    Hyster-Yale Materials Handling, Inc................  3,505    219,588
    Insperity, Inc.....................................  7,022    294,503
    Insteel Industries, Inc............................  1,500     30,630
    Interface, Inc..................................... 21,405    336,273
    John Bean Technologies Corp........................  9,199    277,718
#   Kaman Corp.........................................  6,838    259,981
    Kforce, Inc........................................  9,472    221,645
#   Knight Transportation, Inc......................... 27,803    792,107
    Knoll, Inc......................................... 12,528    256,699
#   Landstar System, Inc............................... 14,575    933,966
#   Lindsay Corp.......................................  3,120    269,630
#   Manitowoc Co., Inc. (The).......................... 25,015    467,780
#*  MasTec, Inc........................................ 27,352    506,559
    Matthews International Corp. Class A...............  9,187    425,634
*   Mistras Group, Inc.................................  2,654     53,345
    MSA Safety, Inc.................................... 11,983    523,178
    Mueller Industries, Inc............................ 16,948    531,998
    Mueller Water Products, Inc. Class A............... 58,845    601,984
    Multi-Color Corp...................................  2,443    142,231
    NN, Inc............................................  3,952     91,094
#*  Nortek, Inc........................................  4,350    332,035
#   Omega Flex, Inc....................................  1,000     31,370
*   On Assignment, Inc................................. 16,025    562,958
    Park-Ohio Holdings Corp............................  2,636    140,841
*   Patrick Industries, Inc............................  2,577    110,811
#*  Performant Financial Corp..........................  7,174     35,583
*   PGT, Inc........................................... 14,388    123,593
#*  Polypore International, Inc........................  9,010    402,927
    Primoris Services Corp............................. 17,895    336,068
*   Proto Labs, Inc....................................  7,313    470,884
#*  Radiant Logistics, Inc.............................  2,500     12,025
#   Raven Industries, Inc.............................. 10,131    217,209
    RBC Bearings, Inc..................................  6,901    400,534
*   Rexnord Corp....................................... 33,549    830,338
#   RR Donnelley & Sons Co............................. 12,677    208,790
*   Saia, Inc..........................................  7,367    310,224
*   SP Plus Corp.......................................  1,472     32,855
*   Sparton Corp.......................................    800     18,784
*   Spirit Airlines, Inc............................... 18,235  1,351,943
    Standex International Corp.........................  3,568    250,081
    Steelcase, Inc. Class A............................ 29,609    499,800
#   Sun Hydraulics Corp................................  7,674    278,106
#*  Swift Transportation Co............................ 25,789    633,894
*   Taser International, Inc........................... 15,345    414,468
*   Team, Inc..........................................  5,357    204,316
    Tennant Co.........................................  5,278    344,178
    Textainer Group Holdings, Ltd......................  6,887    225,962
*   Thermon Group Holdings, Inc........................  7,289    149,060
#*  Trex Co., Inc......................................  9,690    412,116

                                     1685

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Industrials -- (Continued)
*   Trimas Corp........................................ 12,787 $   345,121
*   TrueBlue, Inc...................................... 12,108     267,102
    Twin Disc, Inc.....................................    400       6,440
    Universal Truckload Services, Inc..................  4,563     107,504
#   US Ecology, Inc....................................  5,783     239,763
#*  Wabash National Corp............................... 26,093     325,380
    Watsco, Inc........................................    520      56,607
    Watts Water Technologies, Inc. Class A.............  2,400     140,712
    Woodward, Inc......................................  2,453     109,428
                                                               -----------
Total Industrials                                               36,279,540
                                                               -----------
Information Technology -- (18.7%)
*   ACI Worldwide, Inc................................. 38,774     716,156
*   Acxiom Corp........................................ 17,779     323,578
    ADTRAN, Inc........................................  4,587     101,419
#*  Advanced Micro Devices, Inc........................ 46,118     118,523
*   Alliance Data Systems Corp.........................    873     252,149
    American Software, Inc. Class A....................  5,886      48,795
*   Amkor Technology, Inc.............................. 12,754      80,988
*   Anixter International, Inc.........................  7,858     592,179
*   Atmel Corp......................................... 38,941     324,378
*   AVG Technologies NV................................ 17,395     344,073
#   Badger Meter, Inc..................................  3,593     215,077
    Belden, Inc........................................  9,353     775,738
    Blackbaud, Inc..................................... 14,232     622,081
*   Blackhawk Network Holdings, Inc. Class B........... 10,848     359,177
    Booz Allen Hamilton Holding Corp................... 25,333     737,444
*   Cabot Microelectronics Corp........................  7,241     357,778
#*  Cardtronics, Inc................................... 15,123     508,284
*   Cascade Microtech, Inc.............................  1,200      16,152
    Cass Information Systems, Inc......................  1,964      86,062
#*  Cirrus Logic, Inc.................................. 17,334     459,351
#*  Clearfield, Inc....................................  1,000      11,780
*   Cognex Corp........................................ 19,266     708,025
*   Coherent, Inc......................................    367      22,710
    Computer Task Group, Inc...........................    953       7,710
*   Comverse, Inc......................................  3,995      68,834
    Concurrent Computer Corp...........................  1,757      11,069
*   Constant Contact, Inc..............................  3,517     133,013
*   CoreLogic, Inc..................................... 26,041     864,561
#*  Cray, Inc..........................................  9,277     301,410
    CSG Systems International, Inc.....................  9,578     234,853
    Cypress Semiconductor Corp.........................  4,166      61,365
    Daktronics, Inc.................................... 10,902     134,967
#*  Datalink Corp......................................  3,565      40,498
*   Dealertrack Technologies, Inc......................  1,823      73,285
*   Dice Holdings, Inc................................. 15,356     126,994
#   Diebold, Inc.......................................  5,751     179,431
#   Digimarc Corp......................................    497      13,429
*   DTS, Inc...........................................  1,761      48,815
#   EarthLink Holdings Corp............................  5,891      24,860
*   Electronics for Imaging, Inc....................... 15,584     602,322
#*  Ellie Mae, Inc.....................................  3,425     151,522

                                     1686

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Information Technology -- (Continued)
#*  EnerNOC, Inc.......................................  2,685 $   46,236
*   EPAM Systems, Inc.................................. 16,356    800,299
*   Euronet Worldwide, Inc............................. 17,858    810,575
*   ExlService Holdings, Inc...........................  8,805    258,691
    Fair Isaac Corp.................................... 10,987    783,922
*   FARO Technologies, Inc.............................  4,972    275,200
#*  Finisar Corp.......................................  9,950    180,493
    Forrester Research, Inc............................  1,015     38,306
*   Global Cash Access Holdings, Inc................... 18,341    121,234
    Globalscape, Inc...................................  6,831     15,848
*   GTT Communications, Inc............................  2,345     26,991
#   Heartland Payment Systems, Inc..................... 12,136    604,009
*   Higher One Holdings, Inc...........................     41        136
*   iGATE Corp......................................... 21,431    758,657
*   Integrated Device Technology, Inc.................. 49,106    898,149
    InterDigital, Inc.................................. 12,769    638,195
*   Internap Corp......................................  1,494     12,579
#   j2 Global, Inc..................................... 15,962    916,857
*   JDS Uniphase Corp..................................  1,766     21,457
*   Kofax, Ltd......................................... 15,712    108,256
*   Lattice Semiconductor Corp......................... 33,265    237,179
    Leidos Holdings, Inc............................... 20,255    838,557
*   Lionbridge Technologies, Inc....................... 14,471     72,066
    Littelfuse, Inc....................................  7,268    717,642
#*  LoJack Corp........................................  4,300      9,116
*   M/A-COM Technology Solutions Holdings, Inc.........  4,789    155,690
*   Manhattan Associates, Inc.......................... 23,897  1,066,762
    MAXIMUS, Inc....................................... 21,322  1,188,062
    Mentor Graphics Corp............................... 31,074    715,013
#   Mesa Laboratories, Inc.............................    852     64,897
    Methode Electronics, Inc........................... 12,927    467,570
    Micrel, Inc........................................ 15,101    212,471
*   Microsemi Corp..................................... 28,710    799,861
*   MicroStrategy, Inc. Class A........................    546     88,234
    Monotype Imaging Holdings, Inc..................... 11,485    336,970
    MTS Systems Corp...................................  4,294    310,370
*   NAPCO Security Technologies, Inc...................  3,838     19,075
#*  Netscout Systems, Inc.............................. 13,398    480,988
*   Newport Corp.......................................  4,953     91,730
    NIC, Inc........................................... 18,623    305,790
*   OSI Systems, Inc...................................  6,362    445,213
    Park Electrochemical Corp..........................    760     16,500
    Pegasystems, Inc................................... 22,559    441,480
*   Perficient, Inc....................................  5,305     95,490
#*  Planar Systems, Inc................................  1,500     10,980
    Plantronics, Inc................................... 14,816    679,017
*   PMC-Sierra, Inc.................................... 58,325    515,593
    Power Integrations, Inc............................  9,520    491,042
*   Progress Software Corp............................. 17,932    449,197
    QAD, Inc. Class A..................................    560     10,830
*   Qorvo, Inc......................................... 17,509  1,293,390
*   Rambus, Inc........................................ 28,130    316,462
*   RealD, Inc.........................................    768      8,333

                                     1687

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Information Technology -- (Continued)
    Reis, Inc..........................................  1,500 $    33,750
*   Riverbed Technology, Inc........................... 41,999     864,339
*   Rogers Corp........................................  1,200      88,632
*   Sapient Corp....................................... 46,955   1,167,301
    Science Applications International Corp............ 15,442     753,261
*   Semtech Corp.......................................  1,031      26,249
*   Shutterstock, Inc..................................  1,839     103,517
*   Silicon Image, Inc................................. 27,157     197,160
*   Silicon Laboratories, Inc.......................... 10,167     444,908
*   SolarWinds, Inc.................................... 23,691   1,140,722
*   Stamps.com, Inc....................................  1,909      86,993
*   Super Micro Computer, Inc.......................... 12,797     467,986
#*  Synaptics, Inc..................................... 12,345     948,219
*   Synchronoss Technologies, Inc...................... 14,495     615,603
#*  Take-Two Interactive Software, Inc................. 34,387   1,021,982
*   TeleTech Holdings, Inc............................. 14,100     311,046
#   Tessco Technologies, Inc...........................    800      18,120
    Tessera Technologies, Inc.......................... 15,079     559,129
#*  TiVo, Inc.......................................... 37,001     387,030
#*  Travelzoo, Inc.....................................  1,031       8,846
*   Tyler Technologies, Inc............................ 10,969   1,163,591
    Ubiquiti Networks, Inc.............................    231       6,074
*   Verint Systems, Inc................................ 17,238     920,164
#*  ViaSat, Inc........................................ 14,975     841,894
*   Virtusa Corp.......................................  8,461     316,949
*   Web.com Group, Inc................................. 15,691     237,091
#*  WebMD Health Corp..................................  6,742     261,252
*   Zebra Technologies Corp. Class A................... 13,766   1,148,910
*   Zix Corp...........................................  1,980       7,009
                                                               -----------
Total Information Technology...........................         45,276,222
                                                               -----------
Materials -- (4.8%)
*   AEP Industries, Inc................................    798      39,988
    Balchem Corp.......................................  7,129     377,623
*   Berry Plastics Group, Inc..........................  7,339     248,205
*   Boise Cascade Co................................... 11,012     445,325
*   Calgon Carbon Corp................................. 15,767     311,083
#   Chase Corp.........................................    710      25,418
*   Chemtura Corp...................................... 29,980     653,264
    Compass Minerals International, Inc................ 11,299     987,533
#   Deltic Timber Corp.................................  3,214     200,875
*   Ferro Corp......................................... 28,419     316,303
#*  Flotek Industries, Inc............................. 16,349     264,363
    FutureFuel Corp....................................  2,020      22,200
    Globe Specialty Metals, Inc........................ 21,485     331,299
    Hawkins, Inc.......................................    560      21,566
    HB Fuller Co....................................... 15,550     639,883
*   Headwaters, Inc.................................... 22,416     315,617
    Innophos Holdings, Inc.............................  6,869     408,980
    Innospec, Inc......................................  6,466     255,213
    KapStone Paper and Packaging Corp.................. 32,658     975,494
    Koppers Holdings, Inc..............................  5,780     104,965
    Minerals Technologies, Inc......................... 11,016     719,675

                                     1688

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- -------------
Materials -- (Continued)
      Myers Industries, Inc............................     8,079 $     134,515
      Neenah Paper, Inc................................     4,568       262,112
*     OMNOVA Solutions, Inc............................     3,201        21,959
#*    Penford Corp.....................................     1,600        30,112
      PolyOne Corp.....................................     8,049       286,464
      Quaker Chemical Corp.............................     3,597       283,875
      Schweitzer-Mauduit International, Inc............     8,318       323,238
      Sensient Technologies Corp.......................    16,344       996,984
      Silgan Holdings, Inc.............................     8,729       448,758
      Stepan Co........................................     3,643       139,891
#*    Stillwater Mining Co.............................     6,349        86,791
*     Trecora Resources................................     1,205        16,569
      United States Lime & Minerals, Inc...............     1,260        87,129
      Wausau Paper Corp................................     4,651        47,254
      Worthington Industries, Inc......................    22,152       663,009
                                                                  -------------
Total Materials........................................              11,493,532
                                                                  -------------
Real Estate Investment Trusts -- (0.0%)
      CareTrust REIT, Inc..............................     5,772        77,807
                                                                  -------------
Telecommunication Services -- (0.6%)
      Cogent Communications Holdings, Inc..............    14,597       540,965
#     Consolidated Communications Holdings, Inc........    10,930       254,450
      IDT Corp. Class B................................     5,146       109,919
      Inteliquent, Inc.................................     8,251       138,782
      Lumos Networks Corp..............................     4,959        79,493
#     NTELOS Holdings Corp.............................     4,994        20,475
      Shenandoah Telecommunications Co.................       800        23,768
*     Vonage Holdings Corp.............................    55,181       231,760
                                                                  -------------
Total Telecommunication Services.......................               1,399,612
                                                                  -------------
TOTAL COMMON STOCKS....................................             191,197,826
                                                                  -------------
RIGHTS/WARRANTS -- (0.0%)
o*    Providence Service Corp. (The) Rights
         02/05/2015....................................       185            --
                                                                  -------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional Liquid Reserves,
        0.089%......................................... 1,708,688     1,708,688
                                                                  -------------
SECURITIES LENDING COLLATERAL -- (20.3%)
(S)@  DFA Short Term Investment Fund................... 4,232,125    48,965,690
                                                                  -------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $215,608,555)^^..................................           $241,872,204.
                                                                  =============

                                     1689

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary........ $ 47,947,189          --   --    $ 47,947,189
   Consumer Staples..............    8,354,447          --   --       8,354,447
   Energy........................    3,991,796          --   --       3,991,796
   Financials....................   12,310,292          --   --      12,310,292
   Health Care...................   24,067,389          --   --      24,067,389
   Industrials...................   36,279,540          --   --      36,279,540
   Information Technology........   45,276,222          --   --      45,276,222
   Materials.....................   11,493,532          --   --      11,493,532
   Real Estate Investment Trusts.       77,807          --   --          77,807
   Telecommunication Services....    1,399,612          --   --       1,399,612
Rights/Warrants..................           --          --   --              --
Temporary Cash Investments.......    1,708,688          --   --       1,708,688
Securities Lending Collateral....           -- $48,965,690   --      48,965,690
                                  ------------ -----------   --    ------------
TOTAL............................ $192,906,514 $48,965,690   --    $241,872,204
                                  ============ ===========   ==    ============

                                     1690

                   INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                            SHARES    VALUE++
                                                            ------- -----------
COMMON STOCKS -- (92.6%)

AUSTRALIA -- (6.1%)
    Amcor, Ltd.............................................  74,732 $   738,593
    AMP, Ltd...............................................  71,671     319,625
    Ansell, Ltd............................................   5,461      95,855
    Aristocrat Leisure, Ltd................................  30,171     163,447
#   BHP Billiton, Ltd. Sponsored ADR.......................  23,600   1,093,388
    Brambles, Ltd..........................................  96,706     792,272
    Caltex Australia, Ltd..................................   3,607      93,350
#   carsales.com, Ltd......................................   7,310      58,208
    Coca-Cola Amatil, Ltd..................................  35,348     265,317
#   Cochlear, Ltd..........................................   3,232     207,732
#   Commonwealth Bank of Australia.........................  26,627   1,841,125
    Computershare, Ltd.....................................  17,153     154,119
    CSL, Ltd...............................................  18,625   1,267,497
    Flight Centre Travel Group, Ltd........................   1,791      52,282
    Insurance Australia Group, Ltd......................... 141,601     701,455
#   Leighton Holdings, Ltd.................................   6,338     100,860
    Monadelphous Group, Ltd................................     597       3,761
    Navitas, Ltd...........................................   5,081      20,994
    Platinum Asset Management, Ltd.........................  12,357      83,053
    Ramsay Health Care, Ltd................................   4,689     215,782
    REA Group, Ltd.........................................   2,985     114,182
    Rio Tinto, Ltd.........................................   5,466     243,740
    Seek, Ltd..............................................  10,470     144,093
    Tabcorp Holdings, Ltd..................................  25,379      89,703
#   Telstra Corp., Ltd..................................... 115,088     580,502
    TPG Telecom, Ltd.......................................   7,916      40,942
    Woolworths, Ltd........................................  44,688   1,099,715
                                                                    -----------
TOTAL AUSTRALIA............................................          10,581,592
                                                                    -----------
AUSTRIA -- (0.1%)
    Andritz AG.............................................   2,299     124,448
    Voestalpine AG.........................................   1,918      68,305
                                                                    -----------
TOTAL AUSTRIA..............................................             192,753
                                                                    -----------
CANADA -- (9.2%)
    Alimentation Couche Tard, Inc. Class B.................  16,800     658,277
#   ARC Resources, Ltd.....................................  19,900     360,195
#   BCE, Inc...............................................   8,601     395,022
#   Bombardier, Inc. Class B............................... 153,400     350,091
    Canadian Imperial Bank of Commerce.....................   7,301     506,835
    Canadian National Railway Co...........................  18,369   1,211,987
    Canadian Oil Sands, Ltd................................   6,598      40,760
    Canadian Pacific Railway, Ltd..........................   3,398     593,529
*   Canfor Corp............................................   6,300     157,413
    CCL Industries, Inc. Class B...........................   1,100     113,705
*   CGI Group, Inc. Class A................................  14,300     566,621
#   CI Financial Corp......................................  15,700     400,315
#   Cineplex, Inc..........................................     500      17,782
#   Cogeco Cable, Inc......................................   1,200      68,938
    Constellation Software, Inc............................   1,245     344,969
#   Crescent Point Energy Corp.............................     800      19,013

                                     1691

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------ -----------
CANADA -- (Continued)
    Dollarama, Inc..........................................  8,100 $   384,697
    Finning International, Inc..............................  8,063     132,935
    Gibson Energy, Inc......................................  2,400      42,704
    IGM Financial, Inc......................................  2,600      89,231
#   Inter Pipeline, Ltd.....................................  3,044      79,148
    Jean Coutu Group PJC, Inc. (The) Class A................  2,800      56,168
    Keyera Corp.............................................  3,300     194,775
    Linamar Corp............................................  4,353     249,355
    MacDonald Dettwiler & Associates, Ltd...................    700      51,419
    Magna International, Inc................................  5,800     557,269
    Methanex Corp...........................................  7,188     316,991
    Metro, Inc..............................................  3,000     237,412
    Onex Corp...............................................  6,200     340,324
    Open Text Corp..........................................  4,500     255,015
#   Peyto Exploration & Development Corp....................  9,787     247,236
    Potash Corp. of Saskatchewan, Inc....................... 10,104     369,200
    Progressive Waste Solutions, Ltd........................  7,396     211,048
    Quebecor, Inc. Class B..................................  5,700     142,870
*   Restaurant Brands International, Inc....................  4,428     171,291
    Rogers Communications, Inc. Class B..................... 11,088     395,065
    Royal Bank of Canada.................................... 26,337   1,486,910
    Saputo, Inc............................................. 17,000     488,849
    Shaw Communications, Inc. Class B....................... 34,712     803,236
    ShawCor, Ltd............................................  3,092      84,922
    SNC-Lavalin Group, Inc..................................  4,667     154,440
    Stantec, Inc............................................  2,971      73,065
    TELUS Corp..............................................  7,311     250,767
    TransForce, Inc.........................................  4,800     108,942
*   Valeant Pharmaceuticals International, Inc.(91911K102)..  1,196     191,324
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)....  8,700   1,391,028
#   Vermilion Energy, Inc...................................  9,763     430,027
    West Fraser Timber Co., Ltd.............................  2,200     126,352
    Westjet Airlines, Ltd...................................    400       9,607
                                                                    -----------
TOTAL CANADA................................................         15,929,074
                                                                    -----------
FINLAND -- (0.7%)...........................................
    Elisa Oyj...............................................  5,856     155,769
    Kone Oyj Class B........................................ 12,772     576,045
    Metso Oyj...............................................  4,643     141,264
    Orion Oyj Class A.......................................    609      20,041
    Orion Oyj Class B.......................................  2,720      89,677
    Wartsila Oyj Abp........................................  4,091     189,649
                                                                    -----------
TOTAL FINLAND...............................................          1,172,445
                                                                    -----------
FRANCE -- (9.0%)............................................
    Accor SA................................................  6,091     302,826
    Aeroports de Paris......................................  1,034     124,064
    Air Liquide SA..........................................  6,869     865,964
*   Alcatel-Lucent.......................................... 98,583     341,206
    Arkema SA...............................................  3,493     249,172
    AtoS....................................................  3,610     265,442
    Bureau Veritas SA....................................... 13,580     287,568

                                     1692

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------ -----------
FRANCE -- (Continued)
    Cap Gemini SA...........................................  5,006 $   363,336
    Carrefour SA............................................ 54,779   1,716,546
    Christian Dior SA.......................................  1,912     328,843
    Cie Generale des Etablissements Michelin................  6,307     614,188
    Danone SA............................................... 10,163     682,047
    Dassault Systemes SA....................................  2,195     135,641
    Eiffage SA..............................................  1,082      52,680
    Essilor International SA................................  9,911   1,103,802
    European Aeronautic Defence and Space Co. NV............ 15,483     824,936
    Eutelsat Communications SA..............................  9,825     337,523
#   Hermes International....................................    299     101,472
    Iliad SA................................................  1,613     374,645
    Imerys SA...............................................  1,921     138,706
#   Ingenico................................................  1,607     168,000
    JCDecaux SA.............................................  4,013     144,390
    L'Oreal SA..............................................  2,211     395,336
    Legrand SA..............................................  9,340     500,672
    LVMH Moet Hennessy Louis Vuitton SA.....................  7,346   1,181,415
    Plastic Omnium SA.......................................  1,842      52,883
    Publicis Groupe SA......................................  6,258     467,581
    Safran SA...............................................  6,536     435,296
    Schneider Electric SE...................................  1,775     133,430
    SEB SA..................................................    146       9,991
    SES SA.................................................. 18,057     657,785
    Societe BIC SA..........................................    908     129,104
#   Sodexo SA...............................................  3,109     308,458
    Technip SA..............................................  1,864     108,851
    Thales SA...............................................  7,486     394,229
    Valeo SA................................................  4,634     653,402
    Vinci SA................................................ 10,247     538,318
    Zodiac Aerospace........................................  6,569     217,863
                                                                    -----------
TOTAL FRANCE................................................         15,707,611
                                                                    -----------
GERMANY -- (7.9%)
    BASF SE................................................. 22,149   1,980,954
    Bayer AG................................................ 29,547   4,255,693
    Brenntag AG.............................................  6,626     360,687
    Continental AG..........................................  3,801     857,683
    Deutsche Boerse AG......................................  7,130     546,735
    Deutsche Post AG........................................ 31,819   1,029,761
    Fielmann AG.............................................  1,071      72,798
    Fresenius SE & Co. KGaA................................. 11,153     638,361
    Fuchs Petrolub SE.......................................  1,057      39,918
    Henkel AG & Co. KGaA....................................    675      69,068
    Hugo Boss AG............................................  2,987     385,651
    MAN SE..................................................    137      14,606
    Merck KGaA..............................................  2,380     237,801
    MTU Aero Engines AG.....................................  2,036     186,267
    RWE AG.................................................. 28,425     788,493
    SAP SE.................................................. 10,974     716,248
    SAP SE Sponsored ADR....................................    887      57,974
    Symrise AG..............................................  2,728     178,555
#*  ThyssenKrupp AG......................................... 33,032     858,127

                                     1693

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
GERMANY -- (Continued)
    United Internet AG.................................  10,255 $   444,249
#   Wacker Chemie AG...................................     617      66,065
                                                                -----------
TOTAL GERMANY..........................................          13,785,694
                                                                -----------
HONG KONG -- (2.8%)
    ASM Pacific Technology, Ltd........................   4,400      39,748
#   Chow Tai Fook Jewellery Group, Ltd.................  84,800     112,207
    Galaxy Entertainment Group, Ltd.................... 102,000     532,113
    Hang Seng Bank, Ltd................................  17,800     311,300
    Hong Kong & China Gas Co., Ltd.....................  96,000     220,083
    Hong Kong Exchanges and Clearing, Ltd..............  32,007     736,646
    L'Occitane International SA........................  40,750     102,835
#   Melco Crown Entertainment, Ltd.....................  20,400     163,627
    Melco Crown Entertainment, Ltd. ADR................   5,836     140,064
    MGM China Holdings, Ltd............................  87,600     213,086
    PCCW, Ltd.......................................... 359,976     237,870
#   Prada SpA..........................................  25,700     150,726
    Samsonite International SA.........................  84,300     255,840
    Sands China, Ltd...................................  95,200     462,249
    SJM Holdings, Ltd.................................. 214,000     312,535
    Techtronic Industries Co., Ltd.....................  93,000     303,716
    Television Broadcasts, Ltd.........................   3,500      21,748
#   VTech Holdings, Ltd................................   5,900      82,901
#   Wynn Macau, Ltd.................................... 133,200     367,999
#   Xinyi Solar Holdings, Ltd..........................  22,000       6,071
                                                                -----------
TOTAL HONG KONG........................................           4,773,364
                                                                -----------
ISRAEL -- (0.6%)
    Bezeq The Israeli Telecommunication Corp., Ltd..... 254,090     405,221
    Delek Group, Ltd...................................     101      24,705
    Elbit Systems, Ltd.................................     535      32,895
    Frutarom Industries, Ltd...........................   1,253      39,262
    Israel Chemicals, Ltd..............................   8,982      64,543
    Teva Pharmaceutical Industries, Ltd................   8,246     468,319
                                                                -----------
TOTAL ISRAEL...........................................           1,034,945
                                                                -----------
ITALY -- (2.3%)
    Assicurazioni Generali SpA.........................  20,834     439,714
    Atlantia SpA.......................................  29,690     764,179
    CNH Industrial NV..................................  58,264     443,550
    Enel Green Power SpA...............................  68,777     135,958
    Eni SpA............................................  44,258     744,799
    Eni SpA Sponsored ADR..............................   3,010     102,039
*   Finmeccanica SpA...................................   2,485      27,140
    GTECH SpA..........................................   1,461      28,716
    Luxottica Group SpA................................   4,550     270,552
*   Mediaset SpA.......................................  46,113     209,403
    Mediolanum SpA.....................................  13,251      94,228
    Parmalat SpA.......................................   7,100      20,105
    Pirelli & C. SpA...................................  15,655     221,970
    Prysmian SpA.......................................   5,038      93,196
#*  Saipem SpA.........................................  12,997     116,930

                                     1694

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
ITALY -- (Continued)
    Salvatore Ferragamo SpA............................   3,142 $   90,957
*   Telecom Italia SpA................................. 139,748    162,382
#   Tod's SpA..........................................      17      1,747
                                                                ----------
TOTAL ITALY                                                      3,967,565
                                                                ----------
JAPAN -- (19.0%)
    ABC-Mart, Inc......................................     900     44,895
    Air Water, Inc.....................................  10,000    172,063
    Alps Electric Co., Ltd.............................  12,600    262,302
    Asahi Group Holdings, Ltd..........................   5,300    173,876
    Asics Corp.........................................   4,600    112,881
    Bandai Namco Holdings, Inc.........................  11,400    230,818
    Benesse Holdings, Inc..............................   4,400    131,576
    Bridgestone Corp...................................  17,700    707,422
    Brother Industries, Ltd............................  16,400    280,863
    Calbee, Inc........................................   3,400    132,770
    Canon, Inc.........................................  18,600    588,419
#   Casio Computer Co., Ltd............................   3,000     46,964
#   COLOPL, Inc........................................   3,900     89,130
    Cosmos Pharmaceutical Corp.........................     800    128,907
    Daicel Corp........................................  10,200    126,818
#   Daihatsu Motor Co., Ltd............................   3,000     41,833
    Daiichikosho Co., Ltd..............................     500     14,480
    Daikin Industries, Ltd.............................   4,700    327,054
    Daito Trust Construction Co., Ltd..................   5,300    589,968
    Daiwa House Industry Co., Ltd......................   4,000     73,662
#   Dena Co., Ltd......................................   6,400     84,158
    DIC Corp...........................................  21,000     51,992
    Disco Corp.........................................     700     64,129
    Don Quijote Holdings Co., Ltd......................   1,000     72,808
    Dowa Holdings Co., Ltd.............................  16,000    127,755
    Ebara Corp.........................................  11,000     42,310
#   FamilyMart Co., Ltd................................   4,700    203,575
    FANUC Corp.........................................   1,800    302,291
    Fast Retailing Co., Ltd............................   1,200    445,171
    Fuji Electric Co., Ltd.............................  28,000    119,734
    Fuji Heavy Industries, Ltd.........................  17,500    631,178
    Fujitsu, Ltd.......................................  69,000    364,629
    GS Yuasa Corp......................................  13,000     58,668
#*  GungHo Online Entertainment, Inc...................  25,000     85,813
    Haseko Corp........................................  12,700    103,188
    Heiwa Corp.........................................   2,100     42,241
    Hikari Tsushin, Inc................................     200     11,492
    Hino Motors, Ltd...................................  18,800    266,179
    Hitachi High-Technologies Corp.....................   2,100     65,236
    Hitachi Metals, Ltd................................  14,000    228,134
    Hitachi, Ltd....................................... 123,000    928,907
    Honda Motor Co., Ltd...............................   2,900     87,507
    Hoshizaki Electric Co., Ltd........................     300     15,209
    Hoya Corp..........................................  13,300    515,409
    IHI Corp...........................................  59,000    307,394
    Isuzu Motors, Ltd..................................  35,500    472,594
#   Ito En, Ltd........................................   4,000     76,841

                                     1695

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Izumi Co., Ltd.....................................   2,900 $  104,008
    Japan Aviation Electronics Industry, Ltd...........   5,000    113,005
    Japan Exchange Group, Inc..........................   9,800    228,050
    Japan Tobacco, Inc.................................  19,700    536,562
    JGC Corp...........................................   6,000    122,027
    JTEKT Corp.........................................  13,800    227,592
#   Kakaku.com, Inc....................................  11,500    162,681
    Kaken Pharmaceutical Co., Ltd......................   3,000     63,836
    Kao Corp...........................................   8,400    368,324
    Kawasaki Heavy Industries, Ltd.....................  57,000    273,094
    KDDI Corp..........................................  21,100  1,489,426
#   Keihan Electric Railway Co., Ltd...................  19,000    115,352
    Kewpie Corp........................................   1,400     32,505
    Koito Manufacturing Co., Ltd.......................   7,300    237,362
    Komatsu, Ltd.......................................  15,800    309,829
    Kubota Corp........................................  20,000    296,908
    Lawson, Inc........................................   4,700    307,292
    M3, Inc............................................  14,600    293,690
#   Mazda Motor Corp...................................  20,000    410,809
    MEIJI Holdings Co., Ltd............................   1,300    142,840
    Minebea Co., Ltd...................................  23,000    354,848
    Miraca Holdings, Inc...............................   4,000    179,147
    MISUMI Group, Inc..................................   1,900     70,971
    Mitsubishi Electric Corp...........................  54,000    624,549
    Mitsubishi Heavy Industries, Ltd...................  22,000    121,431
    Mitsubishi Motors Corp.............................  42,900    362,685
#   MonotaRO Co., Ltd..................................     400     10,147
    Murata Manufacturing Co., Ltd......................   2,000    215,909
    Nabtesco Corp......................................   1,700     43,888
    Nachi-Fujikoshi Corp...............................   4,000     21,509
    NEC Corp........................................... 131,000    370,030
    Nexon Co., Ltd.....................................   1,500     14,765
    NGK Insulators, Ltd................................   9,000    181,361
    NGK Spark Plug Co., Ltd............................   3,300     97,828
#   Nidec Corp.........................................   2,200    149,705
    Nifco, Inc.........................................   2,400     82,673
    Nihon Kohden Corp..................................     800     39,572
    Nissan Chemical Industries, Ltd....................   2,700     49,710
    Nissan Shatai Co., Ltd.............................   2,000     21,979
    Nitori Holdings Co., Ltd...........................   2,700    152,657
    Nitto Denko Corp...................................   5,600    334,311
    Nomura Research Institute, Ltd.....................   1,900     64,512
    NSK, Ltd...........................................  31,000    363,276
    NTT Data Corp......................................   3,200    121,721
    NTT DOCOMO, Inc....................................   5,300     89,471
    Oki Electric Industry Co., Ltd.....................  29,000     59,235
*   Olympus Corp.......................................   5,100    176,379
    Omron Corp.........................................   3,600    143,923
    Oracle Corp. Japan.................................   1,800     74,835
    Oriental Land Co., Ltd.............................   1,000    242,291
    Otsuka Corp........................................   1,500     51,792
    Panasonic Corp.....................................  80,000    908,790
    Park24 Co., Ltd....................................   7,400    126,618

                                     1696

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Pigeon Corp........................................   2,500 $  156,096
#*  Rakuten, Inc.......................................  13,000    179,976
#   Resorttrust, Inc...................................   1,900     45,505
    Rohto Pharmaceutical Co., Ltd......................   1,000     13,431
    Ryohin Keikaku Co., Ltd............................   1,100    121,855
#   Sanrio Co., Ltd....................................   3,900     96,636
    Sanwa Holdings Corp................................  14,700    101,653
    Sawai Pharmaceutical Co., Ltd......................     800     48,412
    SCSK Corp..........................................   1,100     27,391
    Secom Co., Ltd.....................................   3,600    208,966
    Seiko Epson Corp...................................  10,300    418,313
    Sekisui Chemical Co., Ltd..........................   4,000     43,747
    Seven & I Holdings Co., Ltd........................  20,900    764,816
#   Seven Bank, Ltd....................................  26,000    116,370
#*  Sharp Corp......................................... 152,000    297,542
    Shimamura Co., Ltd.................................     300     26,685
    Shimano, Inc.......................................     800    105,755
#   Shiseido Co., Ltd..................................  13,500    216,523
    Showa Shell Sekiyu K.K.............................   1,400     13,663
    Softbank Corp......................................  28,800  1,694,928
    Stanley Electric Co., Ltd..........................   5,500    122,414
    Start Today Co., Ltd...............................   2,900     58,618
    Sugi Holdings Co., Ltd.............................     600     28,172
#*  Sumco Corp.........................................   2,500     41,957
    Sumitomo Realty & Development Co., Ltd.............   3,000     95,691
    Sumitomo Rubber Industries, Ltd....................   1,500     23,326
    Sundrug Co., Ltd...................................     900     38,202
    Suruga Bank, Ltd...................................   6,600    123,920
    Suzuki Motor Corp..................................   1,200     37,944
    Sysmex Corp........................................   6,600    294,935
    Taiheiyo Cement Corp............................... 111,000    325,714
    Taiyo Nippon Sanso Corp............................   7,000     83,866
#   Takata Corp........................................   1,500     17,495
    Terumo Corp........................................  11,000    272,788
    Topcon Corp........................................   3,300     65,391
    Toray Industries, Inc..............................  26,000    221,470
    Toshiba Corp....................................... 151,000    603,786
    TOTO, Ltd..........................................  18,000    198,708
    Toyo Tire & Rubber Co., Ltd........................   2,300     51,804
#   Toyota Motor Corp. Sponsored ADR...................  21,455  2,764,477
*   Trend Micro, Inc...................................   3,800    107,316
    Tsuruha Holdings, Inc..............................   1,600    107,514
    Unicharm Corp......................................   3,900    107,459
    United Arrows, Ltd.................................     400     11,369
    USS Co., Ltd.......................................   9,300    145,903
#   Wacom Co., Ltd.....................................   2,700     11,408
#   Yahoo Japan Corp...................................  25,700     86,432
    Yamaha Motor Co., Ltd..............................  13,200    289,508
#   Yaskawa Electric Corp..............................   8,100    103,550
    Yokohama Rubber Co., Ltd. (The)....................   2,000     18,816

                                     1697

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
JAPAN -- (Continued)
    Zeon Corp..........................................   3,000 $    30,635
                                                                -----------
TOTAL JAPAN............................................          32,997,804
                                                                -----------
NETHERLANDS -- (2.6%)
    ASML Holding NV....................................     712      74,268
    Boskalis Westminster NV............................     141       6,233
    Heineken NV........................................   5,005     373,514
    Koninklijke Ahold NV...............................  31,637     571,001
    Koninklijke KPN NV.................................  33,578     103,635
    Reed Elsevier NV...................................  46,056   1,126,002
    Unilever NV(B12T3J1)...............................  10,614     460,272
    Unilever NV(904784709).............................  32,903   1,427,003
    Wolters Kluwer NV..................................  11,695     349,363
                                                                -----------
TOTAL NETHERLANDS......................................           4,491,291
                                                                -----------
NORWAY -- (0.7%)
#*  DNO ASA............................................  29,408      64,794
    Gjensidige Forsikring ASA..........................   7,461     125,781
    Kongsberg Gruppen ASA..............................   1,492      25,232
    Leroey Seafood Group ASA...........................   1,434      50,278
    Marine Harvest ASA.................................  13,015     170,256
    Salmar ASA.........................................   2,108      32,543
    Schibsted ASA......................................   1,586     102,167
    Telenor ASA........................................  24,849     533,825
#   TGS Nopec Geophysical Co. ASA......................   6,708     155,596
                                                                -----------
TOTAL NORWAY...........................................           1,260,472
                                                                -----------
SINGAPORE -- (1.4%)
    First Resources, Ltd...............................  45,000      61,809
    Great Eastern Holdings, Ltd........................   2,700      48,256
    Jardine Cycle & Carriage, Ltd......................   4,000     124,848
    Keppel Corp., Ltd..................................  23,000     147,719
    M1, Ltd............................................  23,000      63,595
    Oversea-Chinese Banking Corp., Ltd.................  46,000     352,827
    Petra Foods, Ltd...................................  18,000      53,067
    Raffles Medical Group, Ltd.........................   5,000      14,657
    SembCorp Industries, Ltd...........................  87,000     276,655
#   SembCorp Marine, Ltd...............................  67,000     148,264
    Singapore Exchange, Ltd............................  49,000     281,109
    Singapore Post, Ltd................................  92,000     145,441
    Singapore Technologies Engineering, Ltd............  92,000     228,207
    Singapore Telecommunications, Ltd.................. 138,000     415,583
    StarHub, Ltd.......................................  37,000     114,199
                                                                -----------
TOTAL SINGAPORE........................................           2,476,236
                                                                -----------
SPAIN -- (2.8%)
    Abertis Infraestructuras SA........................  40,603     795,117
    ACS Actividades de Construccion y Servicios SA.....   9,016     313,567
    Amadeus IT Holding SA Class A......................  10,561     423,541
    Distribuidora Internacional de Alimentacion SA.....  27,625     178,848
    Enagas SA..........................................   4,869     154,189
    Inditex SA.........................................  13,682     403,257

                                     1698

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
SPAIN -- (Continued)
*   Mediaset Espana Comunicacion SA....................   3,012 $    36,668
    Red Electrica Corp. SA.............................   5,183     441,582
    Telefonica SA...................................... 140,578   2,108,023
    Zardoya Otis SA....................................   3,390      38,608
                                                                -----------
TOTAL SPAIN............................................           4,893,400
                                                                -----------
SWEDEN -- (2.8%)
    Alfa Laval AB......................................   9,310     172,935
    Atlas Copco AB Class A.............................  12,695     375,882
    Atlas Copco AB Class B.............................   7,378     201,797
    Axfood AB..........................................   1,103      66,942
    Electrolux AB Series B.............................  20,630     634,960
#   Elekta AB Class B..................................   4,119      44,153
    Getinge AB Class B.................................   6,441     158,755
    Hennes & Mauritz AB Class B........................  26,945   1,108,429
    Hexpol AB..........................................     550      55,179
*   Lundin Petroleum AB................................  13,053     169,337
    Millicom International Cellular SA.................   2,460     156,876
    NCC AB Class B.....................................   4,870     157,468
    Sandvik AB.........................................  64,000     671,782
    Securitas AB Class B...............................  18,796     229,103
    SKF AB Class B.....................................  12,762     300,824
    Volvo AB Class A...................................   5,105      60,109
    Volvo AB Class B...................................  26,317     308,099
                                                                -----------
TOTAL SWEDEN...........................................           4,872,630
                                                                -----------
SWITZERLAND -- (6.1%)
    Actelion, Ltd......................................   5,459     603,004
    EMS-Chemie Holding AG..............................     240      92,713
    Galenica AG........................................      18      14,464
    Geberit AG.........................................   2,657     907,749
    Givaudan SA........................................     379     690,851
    Kuehne + Nagel International AG....................   3,634     500,235
    Nestle SA..........................................   2,173     165,954
    Partners Group Holding AG..........................   1,463     391,528
    Roche Holding AG(7108918)..........................     863     236,740
    Roche Holding AG(7110388)..........................  17,542   4,727,874
    Schindler Holding AG...............................     866     126,103
    SGS SA.............................................     386     732,201
    Sika AG............................................     108     370,926
    Swisscom AG........................................   1,641     962,148
    Syngenta AG........................................      63      20,521
                                                                -----------
TOTAL SWITZERLAND......................................          10,543,011
                                                                -----------
UNITED KINGDOM -- (18.5%)
    Aberdeen Asset Management P.L.C....................  33,477     219,754
    Admiral Group P.L.C................................   7,295     158,699
    Aggreko P.L.C......................................  15,231     355,218
    Ashtead Group P.L.C................................  28,960     471,252
    AstraZeneca P.L.C. Sponsored ADR...................  34,444   2,446,902
    Babcock International Group P.L.C..................   3,655      55,269
    BAE Systems P.L.C.................................. 282,537   2,150,845

                                     1699

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
    BHP Billiton P.L.C.................................   3,093 $   67,182
    British American Tobacco P.L.C. Sponsored ADR......  25,455  2,867,506
    Bunzl P.L.C........................................   6,225    177,331
    Burberry Group P.L.C...............................  13,850    359,815
    Capita P.L.C.......................................  34,346    576,791
    Centrica P.L.C..................................... 315,376  1,391,762
    Cobham P.L.C.......................................  40,128    196,703
    Compass Group P.L.C................................  40,971    706,379
    Croda International P.L.C..........................   4,941    197,326
    Daily Mail & General Trust P.L.C...................   1,645     21,311
    Diageo P.L.C. Sponsored ADR........................   6,268    740,439
    easyJet P.L.C......................................   4,846    135,120
    Experian P.L.C.....................................  45,906    808,912
    G4S P.L.C..........................................  79,730    341,652
    GKN P.L.C.......................................... 103,608    572,209
    GlaxoSmithKline P.L.C. Sponsored ADR...............  72,599  3,194,356
    Hargreaves Lansdown P.L.C..........................  14,899    225,848
    Hikma Pharmaceuticals P.L.C........................   2,711     96,062
    IMI P.L.C..........................................   9,891    189,397
    Imperial Tobacco Group P.L.C.......................  26,120  1,226,830
    Informa P.L.C......................................   2,667     20,506
    Inmarsat P.L.C.....................................  15,498    194,194
*   International Consolidated Airlines Group SA.......  64,910    528,769
    Intertek Group P.L.C...............................   5,169    178,026
    ITV P.L.C.......................................... 220,221    728,826
    Johnson Matthey P.L.C..............................   7,304    357,317
*   Liberty Global P.L.C. Class A......................     866     40,450
*   Liberty Global P.L.C. Series C.....................   2,136     97,381
    London Stock Exchange Group P.L.C..................   7,368    261,597
    Marks & Spencer Group P.L.C........................  59,498    432,499
    Mondi P.L.C........................................  13,361    238,345
    Next P.L.C.........................................   9,735  1,057,884
    Reckitt Benckiser Group P.L.C......................  10,321    873,516
    Reed Elsevier P.L.C................................  72,330  1,255,722
    Rexam P.L.C........................................  21,492    137,340
    Rio Tinto P.L.C....................................   8,920    391,971
#   Rio Tinto P.L.C. Sponsored ADR.....................   9,713    428,635
    Sage Group P.L.C. (The)............................  38,892    280,367
    Shire P.L.C........................................   5,935    433,183
    Sky P.L.C..........................................  65,678    915,891
    Smith & Nephew P.L.C...............................   6,672    118,981
    Smiths Group P.L.C.................................  18,124    306,731
*   Sports Direct International P.L.C..................   6,321     67,413
    SSE P.L.C..........................................  29,762    720,200
    St James's Place P.L.C.............................  17,977    231,289
    Tate & Lyle P.L.C..................................  10,279    104,835
*   TUI AG.............................................   5,987    103,522
    Unilever P.L.C. Sponsored ADR......................  25,618  1,126,423
    Weir Group P.L.C. (The)............................   6,514    164,230

                                     1700

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
UNITED KINGDOM -- (Continued)
      Whitbread P.L.C...................................     6,088 $    456,970
                                                                   ------------
TOTAL UNITED KINGDOM....................................             32,203,883
                                                                   ------------
TOTAL COMMON STOCKS.....................................            160,883,770
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
*     ACS Actividades de Construccion y Servicios SA....     9,016        4,585
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (7.4%)
(S)@  DFA Short Term Investment Fund.................... 1,109,222   12,833,699
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $174,679,081)^^.....           $173,722,054
                                                                   ============

                                     1701

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Common Stocks
   Australia..................... $ 1,093,388 $  9,488,204   --    $ 10,581,592
   Austria.......................          --      192,753   --         192,753
   Canada........................  15,929,074           --   --      15,929,074
   Finland.......................          --    1,172,445   --       1,172,445
   France........................          --   15,707,611   --      15,707,611
   Germany.......................      57,974   13,727,720   --      13,785,694
   Hong Kong.....................     140,064    4,633,300   --       4,773,364
   Israel........................          --    1,034,945   --       1,034,945
   Italy.........................     102,039    3,865,526   --       3,967,565
   Japan.........................   2,764,477   30,233,327   --      32,997,804
   Netherlands...................   1,427,003    3,064,288   --       4,491,291
   Norway........................          --    1,260,472   --       1,260,472
   Singapore.....................          --    2,476,236   --       2,476,236
   Spain.........................          --    4,893,400   --       4,893,400
   Sweden........................          --    4,872,630   --       4,872,630
   Switzerland...................          --   10,543,011   --      10,543,011
   United Kingdom................  11,045,614   21,158,269   --      32,203,883
Rights/Warrants
   Spain.........................          --        4,585   --           4,585
Securities Lending Collateral....          --   12,833,699   --      12,833,699
                                  ----------- ------------   --    ------------
TOTAL............................ $32,559,633 $141,162,421   --    $173,722,054
                                  =========== ============   ==    ============

                                     1702

                   INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                        SHARES VALUE++
                                                        ------ --------
COMMON STOCKS -- (87.8%)

AUSTRALIA -- (5.4%)
#   Acrux, Ltd......................................... 11,401 $ 13,488
    Adelaide Brighton, Ltd............................. 60,109  166,582
    Ainsworth Game Technology, Ltd.....................  6,491   14,788
#   Amcom Telecommunications, Ltd...................... 14,775   32,732
    Ansell, Ltd........................................  1,614   28,330
#   ARB Corp., Ltd.....................................  6,064   54,345
    Aristocrat Leisure, Ltd............................ 41,954  227,280
    Automotive Holdings Group, Ltd..................... 19,987   58,452
#   Blackmores, Ltd....................................    920   28,881
#   Breville Group, Ltd................................  8,325   46,698
    BT Investment Management, Ltd......................  7,248   40,525
#   Cabcharge Australia, Ltd........................... 12,275   41,286
#   carsales.com, Ltd.................................. 24,967  198,807
#   Cash Converters International, Ltd.................  8,625    7,409
    Cedar Woods Properties, Ltd........................  4,365   19,704
#   Corporate Travel Management, Ltd...................  4,847   36,690
    Domino's Pizza Enterprises, Ltd....................  8,362  169,053
    DuluxGroup, Ltd.................................... 45,270  209,697
    Fleetwood Corp., Ltd...............................  1,564    1,776
#   GUD Holdings, Ltd..................................  5,809   35,331
#   GWA Group, Ltd..................................... 24,576   50,326
#   iiNET, Ltd......................................... 17,716  102,819
#   Infomedia, Ltd..................................... 23,777   16,925
    Invocare, Ltd...................................... 10,858  109,579
#   IOOF Holdings, Ltd................................. 31,074  226,746
#   Iress, Ltd......................................... 15,832  126,657
#   JB Hi-Fi, Ltd...................................... 11,250  145,829
#   M2 Group, Ltd...................................... 16,791  116,957
#   Magellan Financial Group, Ltd...................... 12,138  178,809
*   Mayne Pharma Group, Ltd............................ 45,652   22,128
    McMillan Shakespeare, Ltd..........................  4,838   42,990
#   Mineral Resources, Ltd............................. 15,952   82,630
#   Monadelphous Group, Ltd............................  8,935   56,283
    Mortgage Choice, Ltd...............................  3,804    7,107
    Navitas, Ltd....................................... 23,241   96,030
#   NIB Holdings, Ltd.................................. 47,994  123,228
    Northern Star Resources, Ltd....................... 52,552   76,031
    OzForex Group, Ltd................................. 23,002   45,268
#   Perpetual, Ltd.....................................  5,726  217,253
    Prime Media Group, Ltd.............................  1,965    1,230
#   Reckon, Ltd........................................    656      974
#*  Regis Resources, Ltd............................... 25,978   39,106
#   Reject Shop, Ltd. (The)............................  1,182    5,340
    SAI Global, Ltd.................................... 18,141   55,134
    Sandfire Resources NL..............................  7,522   24,815
    Servcorp, Ltd......................................  2,630   10,380
    Sirtex Medical, Ltd................................  6,443  134,336
    Slater & Gordon, Ltd............................... 21,176  108,678
#   Super Retail Group, Ltd............................ 16,174  109,159
    Tabcorp Holdings, Ltd.............................. 81,545  288,224
    Technology One, Ltd................................ 25,887   66,489

                                     1703

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
AUSTRALIA -- (Continued)
*   Tiger Resources, Ltd............................... 59,872 $    2,257
    Tox Free Solutions, Ltd............................  8,865     20,027
#   Village Roadshow, Ltd..............................  7,745     36,536
    Virtus Health, Ltd.................................  4,504     28,002
#   Vocus Communications, Ltd..........................  7,125     34,291
#   Western Areas, Ltd................................. 20,442     63,327
                                                               ----------
TOTAL AUSTRALIA........................................         4,303,754
                                                               ----------
AUSTRIA -- (0.7%)
    DO & CO AG.........................................    484     36,393
    Mayr Melnhof Karton AG.............................    976    100,733
    Oesterreichische Post AG...........................  3,861    191,385
    RHI AG.............................................  1,810     47,477
    Rosenbauer International AG........................    176     13,374
    Semperit AG Holding................................    955     42,171
    Zumtobel Group AG..................................  3,571     81,939
                                                               ----------
TOTAL AUSTRIA..........................................           513,472
                                                               ----------
BELGIUM -- (0.9%)
    Cie d'Entreprises CFE..............................    744     70,844
    Econocom Group.....................................  3,958     32,407
#   EVS Broadcast Equipment SA.........................  1,049     35,376
#   Fagron.............................................  3,527    144,001
    Kinepolis Group NV.................................  1,857     81,526
    Lotus Bakeries.....................................     12     14,401
    Melexis NV.........................................  2,194    109,819
*   Mobistar SA........................................  3,805     84,556
*   Tessenderlo Chemie NV..............................  3,800     98,354
    Van de Velde NV....................................    356     19,365
                                                               ----------
TOTAL BELGIUM..........................................           690,649
                                                               ----------
CANADA -- (7.1%)
#   AG Growth International, Inc.......................  1,230     52,367
    AGT Food & Ingredient, Inc.........................    500     11,037
    AirBoss of America Corp............................  1,900     20,888
    Algonquin Power & Utilities Corp...................  3,700     29,467
    Altus Group, Ltd...................................  3,277     48,457
#*  Avigilon Corp......................................  4,303     65,525
#   Badger Daylighting, Ltd............................  4,038     71,818
*   Birchcliff Energy, Ltd.............................  5,300     28,362
#   Bird Construction, Inc.............................  2,100     18,361
#   Black Diamond Group, Ltd...........................  3,937     31,324
#   BMTC Group, Inc. Class A...........................    100      1,287
#   Bonterra Energy Corp...............................  2,473     77,360
#   Canadian Energy Services & Technology Corp......... 17,151     72,480
#   Canexus Corp.......................................  5,800     10,818
    Canfor Pulp Products, Inc..........................  2,672     33,119
    CCL Industries, Inc. Class B.......................  1,100    113,705
#   Cineplex, Inc......................................  7,209    256,374
#   Cogeco Cable, Inc..................................  1,403     80,600
    Cogeco, Inc........................................    500     23,412
    Computer Modelling Group, Ltd......................  6,200     53,574

                                     1704

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
    DH Corp............................................  8,443 $235,809
#   DirectCash Payments, Inc...........................    200    2,854
#   EnerCare, Inc......................................  3,700   41,609
    Enghouse Systems, Ltd..............................  1,507   48,020
    Equitable Group, Inc...............................    200    8,720
    FirstService Corp..................................  3,292  173,188
*   Fortuna Silver Mines, Inc.......................... 10,400   50,416
#   Gamehost, Inc......................................    100    1,015
    Gluskin Sheff + Associates, Inc....................  2,647   55,161
*   Great Canadian Gaming Corp.........................  4,600   71,496
    High Liner Foods, Inc..............................    600   10,648
#   Horizon North Logistics, Inc.......................  7,940   13,497
*   Imax Corp..........................................  6,684  222,778
#*  Imperial Metals Corp...............................  3,438   24,215
#   Innergex Renewable Energy, Inc.....................  6,100   57,222
*   Interfor Corp......................................  6,100  106,571
    Intertape Polymer Group, Inc.......................  5,346   78,884
    K-Bro Linen, Inc...................................    300   11,368
    Leon's Furniture, Ltd..............................    932   14,046
    Lucara Diamond Corp................................ 15,900   26,277
    MacDonald Dettwiler & Associates, Ltd..............  2,494  183,198
#   Manitoba Telecom Services, Inc.....................  1,515   30,581
    Martinrea International, Inc.......................  7,385   54,805
    Medical Facilities Corp............................  1,747   26,933
    Morneau Shepell, Inc...............................  2,300   30,988
#   MTY Food Group, Inc................................    800   21,985
#   Mullen Group, Ltd..................................  9,454  151,701
    North West Co., Inc. (The).........................  5,293  110,634
#   Northland Power, Inc............................... 10,300  138,609
*   Parex Resources, Inc............................... 10,932   59,190
#   Parkland Fuel Corp.................................  8,377  144,308
    Pason Systems, Inc.................................  8,002  112,785
*   Performance Sports Group, Ltd......................    884   16,474
    PHX Energy Services Corp...........................  1,117    5,476
#   Premium Brands Holdings Corp.......................  1,500   28,909
    Richelieu Hardware, Ltd............................  1,800   83,916
#   Ritchie Bros Auctioneers, Inc......................  9,291  232,878
*   RMP Energy, Inc.................................... 14,000   47,706
*   Rock Energy, Inc...................................  2,811    5,199
#   Rogers Sugar, Inc..................................  5,200   18,701
    Russel Metals, Inc.................................  5,800  106,899
*   Sandvine Corp...................................... 14,532   37,053
    Secure Energy Services, Inc........................  9,651  112,027
    ShawCor, Ltd.......................................  4,717  129,553
    Stantec, Inc.......................................  5,400  132,801
    Stella-Jones, Inc..................................  3,700  105,639
#   Student Transportation, Inc........................  4,855   26,974
*   SunOpta, Inc.......................................  2,000   20,965
#   Superior Plus Corp................................. 13,538  129,978
    Toromont Industries, Ltd...........................  8,153  177,214
    Total Energy Services, Inc.........................  1,161   11,923
    TransForce, Inc....................................  9,493  215,455
#   Trilogy Energy Corp................................  4,992   25,535

                                     1705

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
CANADA -- (Continued)
    Vicwest, Inc.......................................    400 $    3,938
#   Wajax Corp.........................................  1,408     26,870
    Western Forest Products, Inc....................... 31,828     64,623
    WesternOne, Inc....................................    984      2,037
    Westshore Terminals Investment Corp................  6,441    162,203
#   Whitecap Resources, Inc............................ 17,351    169,455
    Winpak, Ltd........................................  2,800     83,293
                                                               ----------
TOTAL CANADA...........................................         5,603,540
                                                               ----------
DENMARK -- (1.5%)
#   Ambu A.S. Class B..................................  1,836     39,000
*   Auriga Industries A.S. Class B.....................  1,578     74,671
    GN Store Nord A.S.................................. 19,154    429,393
    IC Companys A.S....................................    105      2,251
*   Royal UNIBREW A.S..................................  1,003    170,973
    SimCorp A.S........................................  4,343    126,218
*   Topdanmark A.S..................................... 10,580    354,033
                                                               ----------
TOTAL DENMARK..........................................         1,196,539
                                                               ----------
FINLAND -- (2.0%)
    Caverion Corp......................................  1,923     17,974
    Elektrobit Oyj.....................................  4,353     20,144
    Elisa Oyj.......................................... 13,157    349,975
    F-Secure Oyj.......................................  5,196     13,433
    Huhtamaki Oyj......................................  6,185    169,563
    Konecranes Oyj.....................................  3,551    108,182
    Lassila & Tikanoja Oyj.............................  2,697     54,019
    Olvi Oyj Class A...................................  1,139     30,949
    Orion Oyj Class A..................................  2,936     96,616
    Orion Oyj Class B..................................  9,907    326,630
#   Outotec Oyj........................................ 15,384     89,084
    Ramirent Oyj.......................................  5,723     47,253
    Tieto Oyj..........................................  4,689    115,229
    Tikkurila Oyj......................................  3,476     62,720
    Uponor Oyj.........................................  4,999     76,179
                                                               ----------
TOTAL FINLAND..........................................         1,577,950
                                                               ----------
FRANCE -- (4.0%)
    Akka Technologies SA...............................    302     10,945
    Albioma SA.........................................    566     10,518
    Alten SA...........................................  2,425    101,569
    Altran Technologies SA............................. 12,926    114,402
    Assystem...........................................    239      4,672
    BioMerieux.........................................  1,292    141,145
    Boiron SA..........................................    704     72,004
    Burelle SA.........................................     13      9,674
    Eurofins Scientific SE.............................  1,101    282,853
    Faurecia...........................................  7,509    301,609
    Groupe Crit........................................    163      7,152
#   Ingenico...........................................  4,052    423,607
    Ipsen SA...........................................  3,952    201,135
    Lectra.............................................    904     10,169

                                     1706

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
FRANCE -- (Continued)
    LISI...............................................  1,265 $   31,416
    Metropole Television SA............................  5,668    103,631
    Montupet...........................................    671     53,249
    Neopost SA.........................................  3,983    206,657
    NextRadioTV........................................    543     15,686
    Norbert Dentressangle SA...........................    234     34,524
    Plastic Omnium SA..................................  6,978    200,336
    Sartorius Stedim Biotech...........................    337     65,600
    SEB SA.............................................  2,236    153,015
    Societe d'Edition de Canal +.......................  3,505     23,610
    Sopra Steria Group.................................  1,315    102,398
    Stallergenes SA....................................     98      5,832
    Synergie SA........................................  1,429     31,181
*   Technicolor SA..................................... 34,077    203,566
    Teleperformance....................................  2,128    152,462
    Thermador Groupe...................................     49      3,932
    Vilmorin & Cie SA..................................    370     32,554
    Virbac SA..........................................    442     98,111
                                                               ----------
TOTAL FRANCE...........................................         3,209,214
                                                               ----------
GERMANY -- (5.0%)
    Amadeus Fire AG....................................    499     37,122
    Bertrandt AG.......................................    402     52,838
    CANCOM SE..........................................    839     35,886
    Carl Zeiss Meditec AG..............................    280      7,386
    Cewe Stiftung & Co. KGAA...........................    382     22,392
    CompuGroup Medical AG..............................  1,848     47,800
    CTS Eventim AG & Co. KGaA..........................  4,848    138,665
#   Delticom AG........................................    277      5,333
*   Dialog Semiconductor P.L.C.........................  8,167    312,346
    Drillisch AG.......................................  4,752    184,101
    Duerr AG...........................................  3,063    278,767
    ElringKlinger AG...................................  3,628    126,411
    Fielmann AG........................................  2,096    142,470
    Freenet AG.........................................  9,848    293,228
    Gerresheimer AG....................................  3,697    201,557
    Gerry Weber International AG.......................  2,521     97,130
    GFT Technologies AG................................    792     12,163
    Hamburger Hafen und Logistik AG....................  2,185     44,891
    Krones AG..........................................  1,723    163,122
#   KUKA AG............................................  3,204    216,600
    KWS Saat AG........................................    132     40,337
#   LPKF Laser & Electronics AG........................  1,773     19,556
    MTU Aero Engines AG................................  5,026    459,812
    Nemetschek AG......................................    356     37,159
*   Nordex SE..........................................  6,737    130,026
    Norma Group SE.....................................  3,608    178,915
    Pfeiffer Vacuum Technology AG......................  1,009     90,610
    Rational AG........................................    399    131,317
    Schaltbau Holding AG...............................    371     19,065
    SHW AG.............................................    431     21,269
    Stada Arzneimittel AG..............................  4,810    149,140
    STRATEC Biomedical AG..............................    185      9,968

                                     1707

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
GERMANY -- (Continued)
    Stroeer Media SE...................................   1,951 $   56,787
    Takkt AG...........................................   2,722     46,347
    Wincor Nixdorf AG..................................   3,345    153,292
    XING AG............................................     120     14,652
                                                                ----------
TOTAL GERMANY..........................................          3,978,460
                                                                ----------
HONG KONG -- (3.2%)
    APT Satellite Holdings, Ltd........................  20,000     27,202
    Asia Satellite Telecommunications Holdings, Ltd....     500      1,738
    Bonjour Holdings, Ltd..............................  77,000      6,954
*   Brightoil Petroleum Holdings, Ltd.................. 176,000     42,751
    Cafe de Coral Holdings, Ltd........................  42,000    154,605
#   China Electronics Corp. Holdings Co., Ltd.......... 108,000     24,883
    Chow Sang Sang Holdings International, Ltd.........  30,000     79,509
    CITIC Telecom International Holdings, Ltd.......... 148,000     45,740
    Emperor Entertainment Hotel, Ltd...................  45,000     10,612
    Future Bright Holdings, Ltd........................  30,000      7,787
*   GCL New Energy Holdings, Ltd....................... 332,000     38,818
    Giordano International, Ltd........................ 106,000     50,156
    Hong Kong Aircraft Engineering Co., Ltd............   3,200     35,361
    Johnson Electric Holdings, Ltd.....................  26,875     97,770
    L'Occitane International SA........................  38,500     97,157
    Lee's Pharmaceutical Holdings, Ltd.................  10,000     15,042
    Lifestyle International Holdings, Ltd..............  63,500    124,961
    Luk Fook Holdings International, Ltd...............  42,000    156,671
    Man Wah Holdings, Ltd..............................  54,400     46,382
    NagaCorp, Ltd...................................... 138,000    108,222
#   Newocean Energy Holdings, Ltd......................  92,000     33,839
    Pacific Textile Holdings, Ltd......................  62,000     85,541
#   Paradise Entertainment, Ltd........................  36,000     12,279
    PCCW, Ltd.......................................... 171,519    113,339
*   Rising Development Holdings, Ltd...................  80,000     12,377
#   SA SA International Holdings, Ltd.................. 118,000     76,075
    Sitoy Group Holdings, Ltd..........................  19,000     12,491
    SmarTone Telecommunications Holdings, Ltd..........  29,500     51,722
    Stella International Holdings, Ltd.................  53,500    139,833
    Television Broadcasts, Ltd.........................  39,200    243,579
*   United Laboratories International Holdings, Ltd.
      (The)............................................  24,000     11,759
    Value Partners Group, Ltd..........................  91,000     77,329
    Varitronix International, Ltd......................  17,000     11,587
    Vitasoy International Holdings, Ltd................  72,000     99,840
#   VTech Holdings, Ltd................................  17,400    244,487
    Xinyi Glass Holdings, Ltd.......................... 212,000    111,783
#   Xinyi Solar Holdings, Ltd.......................... 122,000     33,668
                                                                ----------
TOTAL HONG KONG........................................          2,543,849
                                                                ----------
IRELAND -- (0.6%)
    Irish Continental Group P.L.C......................  19,445     71,892

                                     1708

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
IRELAND -- (Continued)
    Paddy Power P.L.C..................................  5,320 $414,616
                                                               --------
TOTAL IRELAND..........................................         486,508
                                                               --------
ISRAEL -- (0.5%)
*   Cellcom Israel, Ltd................................  4,942   26,098
    Delek Automotive Systems, Ltd......................  2,499   23,943
    Delta-Galil Industries, Ltd........................    822   23,589
    Elbit Systems, Ltd.................................    312   19,183
*   EZchip Semiconductor, Ltd..........................  1,364   25,582
    Frutarom Industries, Ltd...........................  3,959  124,054
    Ituran Location and Control, Ltd...................    960   20,129
*   Naphtha Israel Petroleum Corp., Ltd................  1,629    8,283
*   Nova Measuring Instruments, Ltd....................  1,029   11,296
    Osem Investments, Ltd..............................    718   12,721
*   Partner Communications Co., Ltd....................  6,476   21,932
    Paz Oil Co., Ltd...................................     79   10,109
    Rami Levi Chain Stores Hashikma Marketing 2006,
      Ltd..............................................    276   10,899
    Shikun & Binui, Ltd................................ 13,092   24,795
    Shufersal, Ltd.....................................  3,705    7,627
*   Strauss Group, Ltd.................................  1,581   23,157
                                                               --------
TOTAL ISRAEL...........................................         393,397
                                                               --------
ITALY -- (3.2%)
    Amplifon SpA.......................................  7,223   43,207
    Ansaldo STS SpA.................................... 12,692  127,541
*   Autogrill SpA...................................... 13,444  114,849
    Azimut Holding SpA.................................  8,887  207,167
    Banca Generali SpA.................................  6,608  184,599
    Banca IFIS SpA.....................................  1,224   21,057
    Brembo SpA.........................................  3,021  106,465
#   Brunello Cucinelli SpA.............................  1,668   34,313
    De'Longhi SpA......................................  4,535   81,751
    DiaSorin SpA.......................................  2,190   87,434
    Industria Macchine Automatiche SpA.................  1,053   46,427
#*  Maire Tecnimont SpA................................  7,684   16,914
    MARR SpA...........................................  2,776   48,513
*   Mediaset SpA....................................... 40,963  186,016
#*  Piaggio & C SpA.................................... 12,594   38,336
    Prysmian SpA....................................... 24,691  456,748
#*  RCS MediaGroup SpA.................................    722      883
    Recordati SpA...................................... 11,404  188,470
    Reply SpA..........................................    270   20,888
    Salvatore Ferragamo SpA............................  3,499  101,291
    SAVE SpA...........................................    790   11,866
#*  Sogefi SpA.........................................  2,339    6,752
#   Tod's SpA..........................................  1,214  124,744
#*  World Duty Free SpA................................ 13,368  147,258
*   Yoox SpA...........................................  6,139  132,832

                                     1709

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
ITALY -- (Continued)
    Zignago Vetro SpA..................................  1,559 $    9,540
                                                               ----------
TOTAL ITALY............................................         2,545,861
                                                               ----------
JAPAN -- (20.7%)
#   Accordia Golf Co., Ltd.............................  9,600     97,753
#   Adastria Holdings Co., Ltd.........................  1,500     39,509
    Aderans Co., Ltd...................................  1,900     16,867
    Aeon Delight Co., Ltd..............................  2,000     44,792
    Ai Holdings Corp...................................  3,400     59,200
    Aica Kogyo Co., Ltd................................  5,700    126,875
    Ain Pharmaciez, Inc................................  1,800     58,012
    Akebono Brake Industry Co., Ltd....................  7,200     25,421
    Alinco, Inc........................................  1,100     11,340
    Anest Iwata Corp...................................  1,400      9,287
#   Anritsu Corp....................................... 15,600    102,283
    Arcs Co., Ltd......................................  3,800     78,294
    Artnature, Inc.....................................  1,400     14,638
#   Asahi Co., Ltd.....................................    900      8,806
    Asahi Holdings, Inc................................  1,800     26,713
    Asahi Intecc Co., Ltd..............................  2,600    137,798
#   ASKUL Corp.........................................  1,700     26,433
    Atom Corp..........................................  4,700     35,253
#   Avex Group Holdings, Inc...........................  3,900     65,767
    Axial Retailing, Inc...............................  1,800     41,423
    Belc Co., Ltd......................................    500     13,873
    Benefit One, Inc...................................    100      1,061
#   Bic Camera, Inc....................................  7,100     80,474
    BML, Inc...........................................  1,200     32,105
    Broadleaf Co., Ltd.................................  3,300     50,933
    BRONCO BILLY Co., Ltd..............................    700     23,088
    Bunka Shutter Co., Ltd.............................  5,000     40,399
    C Uyemura & Co., Ltd...............................    500     25,344
    Can Do Co., Ltd....................................  1,100     14,342
    Capcom Co., Ltd....................................  5,200     87,120
    CKD Corp...........................................  5,100     48,580
#*  Clarion Co., Ltd................................... 14,000     41,300
    CMIC Holdings Co., Ltd.............................    600     10,243
#   Colowide Co., Ltd..................................  4,700     79,278
    CONEXIO Corp.......................................  1,000      8,996
*   COOKPAD, Inc.......................................  1,700     68,041
    CREATE SD HOLDINGS Co., Ltd........................    600     20,386
    Cresco, Ltd........................................    700      9,827
#   CROOZ, Inc.........................................    700     12,042
    Daido Metal Co., Ltd...............................  2,000     18,772
    Daifuku Co., Ltd................................... 11,300    129,453
    Daihen Corp........................................  7,000     33,767
    Daiichikosho Co., Ltd..............................  3,700    107,151
    Daiken Medical Co., Ltd............................    800      8,098
    Daio Paper Corp....................................  9,000     77,729
    Daiseki Co., Ltd...................................  4,300     72,911
#   Dena Co., Ltd......................................  6,200     81,528
    Dr Ci:Labo Co., Ltd................................  1,500     51,534
    DTS Corp...........................................  2,400     50,378

                                     1710

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Eagle Industry Co., Ltd............................  3,000 $ 55,874
    Earth Chemical Co., Ltd............................  1,000   33,401
    Eiken Chemical Co., Ltd............................    700   10,875
    Elematec Corp......................................    400    8,788
    en-japan, Inc......................................    900   13,076
#   Enplas Corp........................................  1,300   46,390
    EPS Holdings, Inc..................................  1,700   21,069
#   F@N Communications, Inc............................  2,400   27,011
    Financial Products Group Co., Ltd..................  2,700   38,105
    FINDEX, Inc........................................    300   17,674
#   FP Corp............................................  3,100  108,193
    France Bed Holdings Co., Ltd....................... 11,000   16,784
    Fudo Tetra Corp.................................... 11,800   24,083
#   Fuji Kyuko Co., Ltd................................  5,000   52,514
    Fuji Oil Co. Ltd/Osaka.............................  6,100   78,373
#   Fuji Seal International, Inc.......................  2,200   70,296
    Fujibo Holdings, Inc...............................  7,000   18,449
    Fujimori Kogyo Co., Ltd............................    900   25,428
    Fujita Kanko, Inc..................................  3,000   11,877
    Fujitec Co., Ltd...................................  9,200   94,280
    Fujitsu General, Ltd...............................  6,000   58,853
    Fukuda Corp........................................  2,000   15,887
    Fukushima Industries Corp..........................    600    9,003
    Funai Soken Holdings, Inc..........................  1,200    9,700
    Furukawa Co., Ltd.................................. 27,000   44,315
    GCA Savvian Corp...................................  1,000   10,067
    Gecoss Corp........................................    700    9,327
    GMO internet, Inc..................................  6,700   55,320
    GMO Payment Gateway, Inc...........................  1,400   24,276
#   Gree, Inc..........................................  8,500   48,420
    Gulliver International Co., Ltd....................  6,300   50,001
    Gurunavi, Inc......................................  2,800   44,680
    Happinet Corp......................................  1,300   14,486
    Harmonic Drive Systems, Inc........................  2,100   33,278
    Hazama Ando Corp................................... 22,100  144,744
    Heiwa Corp.........................................  2,800   56,321
    Hiday Hidaka Corp..................................    500   15,727
    Higashi Nihon House Co., Ltd.......................    600    2,620
    Hiramatsu, Inc.....................................  1,900   10,363
    HIS Co., Ltd.......................................  4,200  144,016
    Hitachi Kokusai Electric, Inc......................  5,000   67,959
#   Hochiki Corp.......................................  3,000   22,715
    Hokuetsu Industries Co., Ltd.......................  3,000   27,178
    Hokuto Corp........................................  2,400   44,173
    Horiba, Ltd........................................  4,600  149,828
    I-Net Corp/Kanagawa................................  1,400   10,688
    Ichibanya Co., Ltd.................................    600   24,877
#   Ichikoh Industries, Ltd............................  7,000   14,405
    Ichiyoshi Securities Co., Ltd......................  3,900   39,458
    Iino Kaiun Kaisha, Ltd.............................  7,900   46,107
    Ikyu Corp..........................................  2,300   30,001
#   Internet Initiative Japan, Inc.....................  3,600   75,515
    Iriso Electronics Co., Ltd.........................    800   46,503

                                     1711

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    IT Holdings Corp...................................  3,000 $ 49,831
#   Iwatani Corp....................................... 22,000  142,030
    Jamco Corp.........................................    600   16,287
#*  Janome Sewing Machine Co., Ltd..................... 16,000   18,496
    Japan Aviation Electronics Industry, Ltd...........  1,000   22,601
#*  Japan Communications, Inc.......................... 12,500   53,498
#   Japan Drilling Co., Ltd............................    400   14,316
*   Japan Radio Co., Ltd...............................  4,000   12,743
    Jeol, Ltd.......................................... 10,000   48,417
#   Jin Co., Ltd.......................................  1,100   33,515
    Jowa Holdings Co., Ltd.............................  1,300   40,206
#   JP-Holdings, Inc...................................  2,700    8,307
#   Juki Corp.......................................... 15,000   49,030
#   K's Holdings Corp..................................  4,000  117,479
#   kabu.com Securities Co., Ltd.......................  7,100   38,416
*   Kadokawa Dwango Corp...............................  2,000   29,607
    Kaken Pharmaceutical Co., Ltd......................  7,000  148,951
    Kameda Seika Co., Ltd..............................    800   26,977
    Kanamoto Co., Ltd..................................  3,000   78,052
    Kanematsu Corp..................................... 36,000   51,278
*   Kanto Denka Kogyo Co., Ltd.........................  6,000   28,450
*   Kappa Create Holdings Co., Ltd.....................  1,000    9,767
    Kasai Kogyo Co., Ltd...............................  1,000    8,507
    Kasumi Co., Ltd....................................  4,400   36,905
    Kato Works Co., Ltd................................  7,000   54,732
    Kawai Musical Instruments Manufacturing Co., Ltd...    300    5,925
    Kinugawa Rubber Industrial Co., Ltd................  2,000    8,962
#   Kito Corp..........................................    800    7,665
#*  KLab, Inc..........................................  1,600   16,556
    Kobelco Eco-Solutions Co., Ltd.....................  3,000   16,913
    Komeri Co., Ltd....................................  3,100   66,489
    Kose Corp..........................................  2,100   94,020
    Kourakuen Corp.....................................    900   12,546
#*  Kumagai Gumi Co., Ltd.............................. 38,000  120,260
    Kura Corp..........................................  1,400   42,179
    Kusuri No Aoki Co., Ltd............................  1,000   66,433
    Kyokuto Securities Co., Ltd........................  1,100   15,844
#   Kyoritsu Maintenance Co., Ltd......................    700   39,101
    Kyoto Kimono Yuzen Co., Ltd........................  1,500   12,777
    Kyowa Exeo Corp....................................  8,000   84,429
    Lasertec Corp......................................    900   11,132
*   Leopalace21 Corp................................... 31,200  201,873
#   Life Corp..........................................  1,600   22,892
    Lion Corp.......................................... 20,000  108,648
#*  Livesense, Inc.....................................  1,000    6,089
    Maeda Road Construction Co., Ltd...................  6,000   94,684
    Mandom Corp........................................  1,800   60,777
    Mani, Inc..........................................    600   35,200
    Maruha Nichiro Corp................................  1,800   26,786
#   Marvelous, Inc.....................................  4,000   59,978
    Matsumotokiyoshi Holdings Co., Ltd.................  4,500  148,299
    Matsuya Co., Ltd...................................  2,800   46,232
    Matsuya Foods Co., Ltd.............................    700   14,691

                                     1712

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Meidensha Corp..................................... 19,000 $ 56,674
    Meiko Network Japan Co., Ltd.......................  2,100   21,729
    Meitec Corp........................................  3,100   90,463
#   Message Co., Ltd...................................  1,200   32,038
#   Micronics Japan Co., Ltd...........................  1,300   35,151
    Milbon Co., Ltd....................................  1,280   36,207
    Misawa Homes Co., Ltd..............................  1,900   16,833
    Mitsuba Corp.......................................  2,700   47,914
    Mitsubishi Pencil Co., Ltd.........................  1,500   44,308
    Mitsuboshi Belting Co., Ltd........................  6,000   49,039
    Mochida Pharmaceutical Co., Ltd....................    700   38,439
#   MonotaRO Co., Ltd..................................  3,500   88,785
    MORESCO Corp.......................................  1,000   18,557
    Morinaga & Co., Ltd................................ 24,000   74,671
    Morita Holdings Corp...............................  2,000   22,074
    Moshi Moshi Hotline, Inc...........................  1,900   20,965
    MTI, Ltd...........................................    800   10,080
    Musashi Seimitsu Industry Co., Ltd.................  2,300   43,307
    Nachi-Fujikoshi Corp............................... 19,000  102,166
    Nakanishi, Inc.....................................  2,300   84,203
    Natori Co., Ltd....................................  1,000   11,925
    NEC Networks & System Integration Corp.............  2,100   45,130
*   New Japan Radio Co., Ltd...........................  4,000   16,254
#   Next Co., Ltd......................................  2,100   17,523
    Nichi-iko Pharmaceutical Co., Ltd..................  4,900   88,238
#   Nichias Corp....................................... 11,000   60,395
#   Nichii Gakkan Co...................................  3,800   39,639
    Nichirei Corp...................................... 22,000  116,620
    Nichireki Co., Ltd.................................  3,000   23,584
    Nifco, Inc.........................................  4,900  168,790
    Nihon Kohden Corp..................................  2,100  103,876
    Nihon M&A Center, Inc..............................  4,000  138,825
    Nihon Nohyaku Co., Ltd.............................  4,000   47,044
    Nihon Parkerizing Co., Ltd.........................  5,100  121,588
#   Nihon Trim Co., Ltd................................    400    8,973
    Nihon Unisys, Ltd..................................  4,500   39,347
    Nikkiso Co., Ltd...................................  6,100   53,682
#   Nippon Carbide Industries Co., Inc.................  3,000    5,592
    Nippon Gas Co., Ltd................................  3,100   76,214
    Nippon Parking Development Co., Ltd................ 20,400   21,839
*   Nippon Suisan Kaisha, Ltd.......................... 22,800   78,783
#   Nipro Corp......................................... 12,200  106,853
    Nishio Rent All Co., Ltd...........................  1,500   45,948
    Nissan Shatai Co., Ltd.............................  2,100   23,078
    Nissei ASB Machine Co., Ltd........................    800   18,817
#   Nissha Printing Co., Ltd...........................  3,000   48,089
#   Nissin Electric Co., Ltd...........................  2,000   11,875
    Nissin Kogyo Co., Ltd..............................  3,700   56,642
    Nitto Boseki Co., Ltd.............................. 14,000   48,963
    Nitto Kogyo Corp...................................  2,600   50,134
    NOF Corp........................................... 16,000  102,467
    Nohmi Bosai, Ltd...................................  3,000   37,524
    Nomura Co., Ltd....................................  3,000   28,297

                                     1713

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    NS Solutions Corp..................................  1,700 $ 41,272
    NS United Kaiun Kaisha, Ltd........................  8,000   26,063
    Nuflare Technology, Inc............................    300   10,930
#   Obara Group, Inc...................................  1,700   84,845
    Ohashi Technica, Inc...............................  1,000   13,249
#   Ohsho Food Service Corp............................    900   36,152
    Oiles Corp.........................................  2,499   46,117
    Okabe Co., Ltd.....................................  3,700   31,906
    Oki Electric Industry Co., Ltd..................... 75,000  153,194
    Okinawa Cellular Telephone Co......................    600   17,315
#   OSAKA Titanium Technologies Co., Ltd...............  2,100   44,001
    OSG Corp...........................................  8,100  149,135
    Outsourcing, Inc...................................  1,200   18,548
    Pal Co., Ltd.......................................    900   23,377
    Paramount Bed Holdings Co., Ltd....................  1,800   49,786
    Penta-Ocean Construction Co., Ltd.................. 27,000  102,909
    PIA Corp...........................................    600   11,157
    Pigeon Corp........................................  3,400  212,290
    Pilot Corp.........................................  1,600   94,832
#*  Pioneer Corp....................................... 31,600   59,425
    Plenus Co., Ltd....................................  1,800   30,954
    Pressance Corp.....................................    800   25,563
    Prima Meat Packers, Ltd............................ 14,000   36,402
    Proto Corp.........................................    700   10,966
    Raito Kogyo Co., Ltd...............................  5,300   52,510
*   Rasa Industries, Ltd............................... 10,000   11,122
    Relo Holdings, Inc.................................  1,000   74,522
    Renaissance, Inc...................................  1,100   10,831
#   Resorttrust, Inc...................................  7,200  172,440
    Ringer Hut Co., Ltd................................  2,200   43,216
    Riso Kagaku Corp...................................  2,400   41,726
    Rohto Pharmaceutical Co., Ltd...................... 10,500  141,030
    Roland DG Corp.....................................    900   26,765
#   Round One Corp.....................................  5,300   33,096
    Royal Holdings Co., Ltd............................  3,500   50,050
    S Foods, Inc.......................................    700   12,558
    Sac's Bar Holdings, Inc............................    900   12,970
    Saizeriya Co., Ltd.................................  3,800   61,511
    Sakata INX Corp....................................  2,000   21,159
    San-A Co., Ltd.....................................  1,300   43,401
    Sanden Corp........................................ 12,000   56,044
#*  Sanix, Inc.........................................  2,500    8,031
    Sanken Electric Co., Ltd........................... 12,000   98,150
    Sankyu, Inc........................................ 29,000  116,014
    Sanwa Holdings Corp................................ 21,000  145,218
    Sanyo Denki Co., Ltd...............................  5,000   35,917
    Sapporo Holdings, Ltd.............................. 34,000  143,217
    Sato Holdings Corp.................................  2,400   55,540
    Seiko Holdings Corp................................ 14,000   76,361
#   Senko Co., Ltd.....................................  5,000   28,902
    Seria Co., Ltd.....................................  2,100   60,611
#   Shibuya Kogyo Co., Ltd.............................  1,100   22,802
    Shindengen Electric Manufacturing Co., Ltd......... 10,000   53,634

                                     1714

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Ship Healthcare Holdings, Inc......................  5,200 $129,050
    Shochiku Co., Ltd..................................  4,000   39,679
    Showa Sangyo Co., Ltd..............................  6,000   24,715
    Siix Corp..........................................  1,300   27,908
#   SMS Co., Ltd.......................................    900    8,112
    Software Service, Inc..............................    300   10,174
    Sogo Medical Co., Ltd..............................    400   19,271
#   Sparx Group Co., Ltd...............................  3,500    6,035
    St Marc Holdings Co., Ltd..........................    800   51,442
    Starts Corp., Inc..................................  1,500   20,794
    Sumida Corp........................................  1,500    9,983
    Sumitomo Densetsu Co., Ltd.........................    800    9,477
#*  Sumitomo Mitsui Construction Co., Ltd.............. 72,500  101,519
    Sumitomo Osaka Cement Co., Ltd..................... 42,000  122,130
    Sumitomo Real Estate Sales Co., Ltd................  2,300   54,402
    Sumitomo Seika Chemicals Co., Ltd..................  4,000   28,343
#   Sun Frontier Fudousan Co., Ltd.....................  1,900   14,766
    T-Gaia Corp........................................  1,700   18,467
    Tabuchi Electric Co., Ltd..........................  1,500   13,331
    Tadano, Ltd........................................ 11,000  132,394
    Taisei Lamick Co., Ltd.............................    600   14,445
    Taiyo Holdings Co., Ltd............................  1,500   54,526
    Taiyo Yuden Co., Ltd............................... 13,600  168,761
    Takara Leben Co., Ltd..............................  6,000   31,299
    Takeei Corp........................................  1,400   10,811
    Takeuchi Manufacturing Co., Ltd....................    800   29,342
    Takuma Co., Ltd....................................  5,000   35,245
    Tamron Co., Ltd....................................  1,900   37,111
#   Tatsuta Electric Wire and Cable Co., Ltd...........  4,200   17,509
#*  Tobishima Corp..................................... 17,400   37,954
    Tocalo Co., Ltd....................................    700   11,784
#*  Toho Titanium Co., Ltd.............................  1,300    9,182
    Tokai Corp/Gifu....................................    700   21,756
    TOKAI Holdings Corp................................  8,100   36,495
#   Token Corp.........................................    640   26,525
#   Tokyo Dome Corp.................................... 19,000   87,880
*   Tokyo Rope Manufacturing Co., Ltd..................  2,000    3,752
    Tokyo Seimitsu Co., Ltd............................  3,700   75,243
#   Tomy Co., Ltd......................................  5,200   28,805
    Topcon Corp........................................  2,900   57,465
    Toridoll.corp......................................  2,300   33,379
    Toshiba Plant Systems & Services Corp..............  3,500   53,647
    Toshiba TEC Corp................................... 12,000   74,025
    Tosho Co., Ltd.....................................    300    7,566
    Totetsu Kogyo Co., Ltd.............................  2,200   52,510
    Towa Pharmaceutical Co., Ltd.......................    700   31,841
    Toyo Construction Co., Ltd.........................  4,100   19,643
    Toyo Tire & Rubber Co., Ltd........................  7,500  168,927
    Toyobo Co., Ltd.................................... 91,000  122,389
    TPR Co., Ltd.......................................  1,700   43,019
#   Trancom Co., Ltd...................................    600   25,730
    Transcosmos, Inc...................................  1,700   29,760
    TS Tech Co., Ltd...................................  3,000   75,585

                                     1715

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------ -----------
JAPAN -- (Continued)
    Tsubakimoto Chain Co............................... 15,000 $   120,771
#   Tsugami Corp.......................................  6,000      34,273
#   Tsukui Corp........................................  2,100      19,409
#   Tsumura & Co.......................................  7,000     159,292
    UACJ Corp.......................................... 26,000      63,856
*   Ulvac, Inc.........................................  4,300      61,591
    United Arrows, Ltd.................................  2,100      59,689
#*  Usen Corp..........................................  8,350      21,885
    Valor Co., Ltd.....................................  3,200      60,363
    VT Holdings Co., Ltd...............................  3,300      13,281
#   Wacom Co., Ltd..................................... 15,100      63,800
    Wakachiku Construction Co., Ltd....................  6,000      10,270
#   WATAMI Co., Ltd....................................  1,500      14,847
    Welcia Holdings Co., Ltd...........................  1,069      39,349
#   West Holdings Corp.................................  1,300      10,299
    Wowow, Inc.........................................    400      17,254
    Yahagi Construction Co., Ltd.......................  2,700      20,105
    YAMABIKO Corp......................................    900      38,733
    Yaoko Co., Ltd.....................................    900      58,509
    Yellow Hat, Ltd....................................  1,200      23,473
#   Yomiuri Land Co., Ltd..............................  3,000      11,984
    Yuasa Trading Co., Ltd.............................  1,499      30,846
#   Yumeshin Holdings Co., Ltd.........................  1,500       9,524
#   Zenrin Co., Ltd....................................  1,700      21,872
#   Zensho Holdings Co., Ltd........................... 11,100     100,363
                                                               -----------
TOTAL JAPAN............................................         16,381,774
                                                               -----------
NETHERLANDS -- (1.8%)
    Aalberts Industries NV............................. 11,760     338,696
*   AMG Advanced Metallurgical Group NV................  1,976      14,754
    Amsterdam Commodities NV...........................  1,361      32,446
    Arcadis NV.........................................  6,575     198,994
    BE Semiconductor Industries NV.....................  2,393      48,569
    Beter Bed Holding NV...............................    659      12,925
#   Brunel International NV............................  2,302      37,350
    Exact Holding NV...................................    959      34,361
    Kendrion NV........................................    734      20,074
*   Mota-Engil Africa NV...............................    386       2,691
    Nutreco NV.........................................  8,223     418,762
    Sligro Food Group NV...............................  2,830     107,973
    TKH Group NV.......................................  4,208     130,841
*   TomTom NV..........................................  9,448      62,083
                                                               -----------
TOTAL NETHERLANDS......................................          1,460,519
                                                               -----------
NEW ZEALAND -- (0.9%)
#*  a2 Milk Co., Ltd...................................  7,609       2,975
*   Diligent Board Member Services, Inc................  1,244       4,963
    Fisher & Paykel Healthcare Corp., Ltd.............. 71,488     322,354
    Freightways, Ltd................................... 18,430      80,033
    Mainfreight, Ltd...................................  7,422      86,298
    NZX, Ltd........................................... 13,154      11,570
    SKYCITY Entertainment Group, Ltd................... 63,459     181,042

                                     1716

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
NEW ZEALAND -- (Continued)
#   Warehouse Group, Ltd. (The)........................  3,001 $  6,207
                                                               --------
TOTAL NEW ZEALAND......................................         695,442
                                                               --------
NORWAY -- (1.1%)
#   Atea ASA...........................................  6,186   68,712
    Bakkafrost P/F.....................................  3,041   63,178
    Ekornes ASA........................................  1,031   12,845
*   Electromagnetic GeoServices........................    790      412
#   Hexagon Composites ASA.............................  3,240    7,913
*   Kongsberg Automotive ASA........................... 26,375   20,736
*   Nordic Semiconductor ASA........................... 11,766   81,256
#*  Norwegian Air Shuttle ASA..........................  3,145  123,544
#   Opera Software ASA................................. 10,108  133,904
    Prosafe SE......................................... 23,384   62,431
    Salmar ASA.........................................  5,005   77,268
    Tomra Systems ASA.................................. 14,249  114,482
    Veidekke ASA.......................................  8,895   91,940
                                                               --------
TOTAL NORWAY...........................................         858,621
                                                               --------
PORTUGAL -- (0.3%)
    Altri SGPS SA...................................... 11,066   38,331
    Mota-Engil SGPS SA.................................  6,670   20,395
    NOS SGPS........................................... 18,691  118,652
    Portugal Telecom SGPS SA........................... 46,437   32,366
    Semapa-Sociedade de Investimento e Gestao..........  2,814   32,943
                                                               --------
TOTAL PORTUGAL.........................................         242,687
                                                               --------
SINGAPORE -- (0.8%)
    Boustead Singapore, Ltd............................ 22,000   29,253
    Breadtalk Group, Ltd............................... 10,600   11,836
    CSE Global, Ltd.................................... 16,000    6,910
    CWT, Ltd........................................... 26,000   32,286
#   Ezion Holdings, Ltd................................ 67,680   63,454
    Fragrance Group, Ltd............................... 47,000    7,821
#   Hyflux, Ltd........................................ 35,000   24,626
    Lian Beng Group, Ltd............................... 23,000   10,690
#   Nam Cheong, Ltd.................................... 80,000   18,502
#   OSIM International, Ltd............................ 24,000   34,331
    Oxley Holdings, Ltd................................ 28,000   10,528
    Petra Foods, Ltd................................... 20,000   58,964
    Raffles Medical Group, Ltd......................... 25,221   73,931
    Sheng Siong Group, Ltd............................. 45,000   24,073
#   Super Group, Ltd................................... 32,000   26,222
#   Swissco Holdings, Ltd.............................. 37,000   12,602
    United Envirotech, Ltd............................. 46,000   55,135
*   Vard Holdings, Ltd................................. 34,000   12,655
    Venture Corp., Ltd................................. 17,000  102,085
                                                               --------
TOTAL SINGAPORE........................................         615,904
                                                               --------
SPAIN -- (2.3%)
    Bolsas y Mercados Espanoles SA.....................  9,626  395,706
    Cie Automotive SA..................................  4,302   61,928

                                     1717

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
SPAIN -- (Continued)
    Distribuidora Internacional de Alimentacion SA..... 33,816 $  218,929
    Duro Felguera SA...................................  5,839     23,436
    Elecnor SA.........................................  1,783     16,482
#*  Fomento de Construcciones y Contratas SA........... 15,798    195,557
*   Jazztel P.L.C...................................... 21,422    303,505
    Prosegur Cia de Seguridad SA....................... 31,368    174,464
    Tecnicas Reunidas SA...............................  3,557    138,322
    Vidrala SA.........................................     18        870
    Viscofan SA........................................  4,611    266,781
*   Zeltia SA.......................................... 17,276     58,826
                                                               ----------
TOTAL SPAIN............................................         1,854,806
                                                               ----------
SWEDEN -- (2.3%)
    AddTech AB Class B.................................  7,817    110,355
    Avanza Bank Holding AB.............................  2,262     74,610
    Axfood AB..........................................  1,613     97,894
#   Axis Communications AB.............................  4,653    124,561
    Beijer Alma AB.....................................     46      1,107
    BioGaia AB Class B.................................    591     12,841
    Clas Ohlson AB Class B.............................  4,060     62,776
    Concentric AB......................................  4,270     54,549
    Hexpol AB..........................................    878     88,086
    Indutrade AB.......................................  3,316    134,967
    Intrum Justitia AB.................................  9,133    243,044
    JM AB..............................................  7,741    254,801
    Lagercrantz AB Class B.............................  1,041     18,207
    Loomis AB Class B..................................    853     25,239
    Net Entertainment NE AB............................  2,904     92,013
    Nobia AB...........................................  6,060     52,536
#   Oriflame Cosmetics SA..............................  5,265     70,475
    Securitas AB Class B...............................  5,417     66,027
    Sweco AB Class B...................................  6,537     87,248
    Unibet Group P.L.C.................................  2,788    166,034
    Vitrolife AB.......................................    620     13,203
                                                               ----------
TOTAL SWEDEN...........................................         1,850,573
                                                               ----------
SWITZERLAND -- (4.4%)
    ams AG.............................................  7,446    291,446
    APG SGA SA.........................................    186     60,148
    Ascom Holding AG...................................  3,292     50,703
    Autoneum Holding AG................................    303     50,714
    Belimo Holding AG..................................     48    111,037
    Bossard Holding AG Class A.........................    573     59,332
    Bucher Industries AG...............................    708    173,695
    Burckhardt Compression Holding AG..................    294     90,943
    Burkhalter Holding AG..............................    281     29,788
    Coltene Holding AG.................................    184     12,441
    DKSH Holding AG....................................  2,579    195,780
*   Dufry AG...........................................  1,837    269,859
    Flughafen Zuerich AG...............................    386    262,794
    Forbo Holding AG...................................     19     18,371
    Galenica AG........................................    269    216,161

                                     1718

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
SWITZERLAND -- (Continued)
    Gategroup Holding AG...............................   2,132 $   59,174
    Georg Fischer AG...................................     538    322,623
    Implenia AG........................................     122      6,673
    Inficon Holding AG.................................     138     46,282
    Interroll Holding AG...............................      21     10,712
    Kaba Holding AG Class B............................     296    148,771
    Kardex AG..........................................     456     21,812
    Kuoni Reisen Holding AG............................      80     26,856
    LEM Holding SA.....................................      63     48,402
*   Mobilezone Holding AG..............................   1,731     20,725
    OC Oerlikon Corp. AG...............................   8,533     97,060
    Panalpina Welttransport Holding AG.................   1,214    148,652
    Rieter Holding AG..................................     397     57,581
    Schaffner Holding AG...............................      15      4,207
    Straumann Holding AG...............................   1,175    265,409
    Temenos Group AG...................................   7,137    217,228
    U-Blox AG..........................................     465     66,485
                                                                ----------
TOTAL SWITZERLAND......................................          3,461,864
                                                                ----------
UNITED KINGDOM -- (19.1%)
    4imprint Group P.L.C...............................   1,211     16,084
    888 Holdings P.L.C.................................   6,869     14,568
    Alent P.L.C........................................   7,951     43,665
    Ashtead Group P.L.C................................  25,048    407,594
    Aveva Group P.L.C..................................   5,965    117,870
    Avon Rubber P.L.C..................................     285      3,405
    Berendsen P.L.C....................................  19,793    331,244
    Betfair Group P.L.C................................   7,599    183,758
    Brammer P.L.C......................................   2,305     11,969
    Brewin Dolphin Holdings P.L.C......................  30,383    133,587
    British Polythene Industries P.L.C.................   1,060     10,251
    Britvic P.L.C......................................  29,959    317,049
    Cable & Wireless Communications P.L.C.............. 314,714    236,285
    Costain Group P.L.C................................   6,913     29,885
    Croda International P.L.C..........................  16,454    657,113
    Daily Mail & General Trust P.L.C...................  33,822    438,156
    Devro P.L.C........................................  14,959     63,312
    Dignity P.L.C......................................   5,245    146,896
    Diploma P.L.C......................................   3,334     38,221
    Domino Printing Sciences P.L.C.....................   5,721     58,679
    Domino's Pizza Group P.L.C.........................  19,500    197,406
    Dunelm Group P.L.C.................................   9,849    130,238
    Electrocomponents P.L.C............................  46,194    141,939
    Essentra P.L.C.....................................  29,405    366,116
    Euromoney Institutional Investor P.L.C.............   3,830     61,728
    Fidessa Group P.L.C................................   4,435    159,970
    Go-Ahead Group P.L.C...............................   4,974    184,692
    Greencore Group P.L.C..............................  46,103    213,822
    Greggs P.L.C.......................................  10,301    127,231
    Halma P.L.C........................................  42,483    444,526
    Hays P.L.C......................................... 166,211    387,304
    Hikma Pharmaceuticals P.L.C........................  12,543    444,451
    Hilton Food Group P.L.C............................     327      1,931

                                     1719

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
UNITED KINGDOM -- (Continued)
    Homeserve P.L.C....................................  11,470 $ 58,082
    Howden Joinery Group P.L.C.........................  76,089  485,566
    ICAP P.L.C.........................................  52,840  371,045
    IG Group Holdings P.L.C............................  43,304  469,872
    IMI P.L.C..........................................   9,253  177,187
    Inmarsat P.L.C.....................................  40,655  509,419
    ITE Group P.L.C....................................  22,499   44,251
    James Fisher & Sons P.L.C..........................   2,933   48,581
    Jardine Lloyd Thompson Group P.L.C.................  15,196  215,909
    JD Sports Fashion P.L.C............................   5,244   39,598
    JD Wetherspoon P.L.C...............................   7,955   94,685
    John Menzies P.L.C.................................   3,685   20,623
    Jupiter Fund Management P.L.C......................  36,678  208,636
    Kcom Group P.L.C...................................  47,434   59,043
    Kier Group P.L.C...................................   4,998  117,655
    Ladbrokes P.L.C....................................  92,986  162,000
    LSL Property Services P.L.C........................   5,277   21,946
    Michael Page International P.L.C...................  32,917  230,337
    Micro Focus International P.L.C....................   6,343  100,501
    Mitie Group P.L.C..................................   8,306   33,740
    Moneysupermarket.com Group P.L.C...................  43,333  171,062
    Morgan Advanced Materials P.L.C....................  30,653  139,955
*   Mothercare P.L.C...................................  10,225   27,564
    NCC Group P.L.C....................................   9,035   30,680
    Oxford Instruments P.L.C...........................   5,462   61,067
    Pace P.L.C.........................................  31,676  158,969
    PayPoint P.L.C.....................................   6,805   84,858
    Photo-Me International P.L.C.......................  11,100   22,663
    Premier Farnell P.L.C..............................  39,429  100,241
    QinetiQ Group P.L.C................................  71,733  201,564
    Regus P.L.C........................................  77,100  234,408
    Restaurant Group P.L.C. (The)......................  22,939  247,512
    Ricardo P.L.C......................................   2,279   22,944
    Rotork P.L.C.......................................  10,528  363,937
    RPC Group P.L.C....................................  29,301  238,520
    Senior P.L.C.......................................  47,140  219,000
*   Skyepharma P.L.C...................................   7,750   30,516
    Spirax-Sarco Engineering P.L.C.....................   8,899  408,452
*   Sports Direct International P.L.C..................   9,111   97,168
    Stagecoach Group P.L.C.............................  51,434  264,784
    Sthree P.L.C.......................................   5,297   26,922
    Synthomer P.L.C....................................  28,189  103,044
#   TalkTalk Telecom Group P.L.C.......................  56,939  271,942
    Ted Baker P.L.C....................................   3,205  114,254
    Telecity Group P.L.C...............................  24,708  320,099
*   Thomas Cook Group P.L.C............................ 165,026  316,859
    UBM P.L.C..........................................  50,109  397,896
    Ultra Electronics Holdings P.L.C...................   8,287  217,696
    Victrex P.L.C......................................   5,648  174,599
    WH Smith P.L.C.....................................  13,431  272,024
    WS Atkins P.L.C....................................  12,245  230,753

                                     1720

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- -----------
UNITED KINGDOM -- (Continued)
      XP Power, Ltd......................................     418 $     9,084
                                                                  -----------
TOTAL UNITED KINGDOM.....................................          15,170,657
                                                                  -----------
UNITED STATES -- (0.0%)
*     Endo International P.L.C...........................     327      26,339
                                                                  -----------
TOTAL COMMON STOCKS......................................          69,662,379
                                                                  -----------
SECURITIES LENDING COLLATERAL -- (12.2%)
(S)@  DFA Short Term Investment Fund..................... 836,456   9,677,795
                                                                  -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $78,419,027)^^.......         $79,340,174
                                                                  ===========

                                     1721

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------
                                      LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                     ---------- ----------- ------- -----------
Common Stocks
   Australia........................         -- $ 4,303,754   --    $ 4,303,754
   Austria..........................         --     513,472   --        513,472
   Belgium..........................         --     690,649   --        690,649
   Canada........................... $5,380,762     222,778   --      5,603,540
   Denmark..........................         --   1,196,539   --      1,196,539
   Finland..........................         --   1,577,950   --      1,577,950
   France...........................         --   3,209,214   --      3,209,214
   Germany..........................         --   3,978,460   --      3,978,460
   Hong Kong........................         --   2,543,849   --      2,543,849
   Ireland..........................         --     486,508   --        486,508
   Israel...........................         --     393,397   --        393,397
   Italy............................         --   2,545,861   --      2,545,861
   Japan............................         --  16,381,774   --     16,381,774
   Netherlands......................      2,691   1,457,828   --      1,460,519
   New Zealand......................         --     695,442   --        695,442
   Norway...........................         --     858,621   --        858,621
   Portugal.........................         --     242,687   --        242,687
   Singapore........................         --     615,904   --        615,904
   Spain............................         --   1,854,806   --      1,854,806
   Sweden...........................         --   1,850,573   --      1,850,573
   Switzerland......................         --   3,461,864   --      3,461,864
   United Kingdom...................    100,501  15,070,156   --     15,170,657
   United States....................     26,339          --   --         26,339
Securities Lending Collateral.......         --   9,677,795   --      9,677,795
                                     ---------- -----------   --    -----------
TOTAL............................... $5,510,293 $73,829,881   --    $79,340,174
                                     ========== ===========   ==    ===========

                                     1722

ORGANIZATION

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. At January 31, 2015, The Fund consists of seventy-eight operational portfolios, (the "Portfolios") all of which are included in this document. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The Master Funds are part of other entities that are also advised by the Advisor. The Schedules of Investments for the Master Funds have been included in this document.

Effective February 28, 2015, Dimensional Retirement Fixed Income Fund III changed its name to DFA LTIP Portfolio.

SECURITY VALUATION

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The Fund of Funds (International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Selectively Hedged Global Equity, DFA Investment Grade Portfolio, World Core Equity Portfolio, Dimensional Retirement Fixed Income Fund II, DFA VA Global Moderate Allocation Portfolio, DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio) invest in the funds indicated on the Schedule of Investments. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, LWAS/DFA International High Book to Market Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding Master Fund. Master Funds' shares held by DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio (except The DFA International value Series and Dimensional Emerging Markets value Fund ("DEM")), World ex U.S. Targeted Value Portfolio (except The Emerging Markets Small Cap Series and DEM)), World ex U.S. Core Equity Portfolio , Selectively Hedged Global Equity Portfolio, DFA Investment Grade Portfolio, World Core Equity Portfolio (except The Emerging Markets Series), Dimensional Retirement Fixed Income Fund II and DFA VA Global Moderate Allocation Portfolio are valued at their respective daily net asset value as reported by their administrator. The Feeder Funds' (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, LWAS/DFA International High Book to Market Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) and the following Fund of Funds' (International Small Company Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio and World Core Equity Portfolio), investments reflect each of their proportionate interest in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, CSTG&E U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, Tax Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, Tax-Managed DFA International Value Portfolio, International Social Core Equity Portfolio, DFA International

                                     1723

Value ex Tobacco Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time International Equity Portfolios price their shares at the close of the NYSE, International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Equity Portfolios foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by International Equity Portfolios utilize data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by Enhanced U.S. Large Company Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio and DFA LTIP Portfolio (the "Fixed Income Portfolios") and DFA Commodity Strategy Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the instrument or terminate the

                                     1724
contracts. These valuations are categorized as Level 2 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended January 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

FINANCIAL INSTRUMENTS

In accordance with the Portfolios' investment objectives investment objectives and policies, the Portfolios may invest either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. REPURCHASE AGREEMENTS: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

2. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): The DFA Inflation-Protected Securities Portfolio may purchase TIPS which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.

3. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

4. FORWARD CURRENCY CONTRACTS: Enhanced U.S. Large Company Portfolio, Selectively Hedged Global Equity Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, VA Global Bond Portfolio and DFA Commodity Strategy Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

                                     1725

At January 31, 2015, the following Portfolios had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

ENHANCED U.S. LARGE COMPANY PORTFOLIO*

                                                                 UNREALIZED
                                                      VALUE AT     FOREIGN
   SETTLEMENT  CURRENCY                     CONTRACT JANUARY 31,  EXCHANGE
     DATE      AMOUNT**      CURRENCY        AMOUNT     2015     GAIN (LOSS)
   ----------  -------- ------------------- -------- ----------- -----------
   02/11/15      5,111  Canadian Dollar(1)  $ 4,402    $ 4,022      $(380)
   02/11/15     (5,111) Canadian Dollar(2)   (4,444)    (4,022)       422
                                            -------    -------      -----
                                            $   (42)   $    --      $  42
                                            =======    =======      =====

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO*

                                                                  UNREALIZED
                                                       VALUE AT     FOREIGN
  SETTLEMENT   CURRENCY                     CONTRACT  JANUARY 31,  EXCHANGE
    DATE       AMOUNT**       CURRENCY       AMOUNT      2015     GAIN (LOSS)
  ----------  ----------  ----------------- --------  ----------- -----------
  02/18/15        (4,729) Denmark Krone(2)  $   (742)  $   (718)     $  24
  02/27/15       (12,394) Euro(3)            (14,058)   (14,009)        49
  04/24/15    (1,275,636) Japanese Yen(3)    (10,784)   (10,873)       (89)
  03/12/15       (12,336) Swedish Krona(4)    (1,528)    (1,491)        37
  02/02/15         3,076  Swiss Franc(5)       3,351      3,349         (2)
  02/02/15           495  Swiss Franc(4)         582        539        (43)
  02/02/15          (343) Swiss Franc(2)        (338)      (374)       (36)
  02/02/15        (3,227) Swiss Franc(6)      (3,352)    (3,515)      (163)
  03/02/15        (3,303) Swiss Franc(5)      (3,603)    (3,602)         1
                                            --------   --------      -----
                                            $(30,472)  $(30,694)     $(222)
                                            ========   ========      =====

DFA COMMODITY STRATEGY PORTFOLIO*

                                                                  UNREALIZED
                                                       VALUE AT     FOREIGN
  SETTLEMENT  CURRENCY                       CONTRACT JANUARY 31,  EXCHANGE
    DATE      AMOUNT**       CURRENCY         AMOUNT     2015     GAIN (LOSS)
  ----------  -------- --------------------- -------- ----------- -----------
  02/19/15     (7,122) Canadian Dollar(3)    $(5,922)   $(5,603)     $ 319
  02/02/15      4,206  UK Pound Sterling(2)    6,451      6,336       (115)
  02/02/15     (4,206) UK Pound Sterling(2)   (6,484)    (6,336)       148
                                             -------    -------      -----
                                             $(5,955)   $(5,603)     $ 352
                                             =======    =======      =====

                                     1726

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO*

                                                                   UNREALIZED
                                                        VALUE AT     FOREIGN
 SETTLEMENT  CURRENCY                        CONTRACT  JANUARY 31,  EXCHANGE
   DATE      AMOUNT**       CURRENCY          AMOUNT      2015     GAIN (LOSS)
 ----------  -------- --------------------- ---------  ----------- -----------
 02/02/15     10,453  Australian Dollar(7)  $   8,459   $   8,138    $ (321)
 02/02/15      9,534  Australian Dollar(6)      7,428       7,422        (6)
 02/02/15    (19,987) Australian Dollar(2)    (16,171)    (15,560)      611
 03/03/15     (9,074) Australian Dollar(6)     (7,057)     (7,052)        5
 02/04/15    (93,252) Canadian Dollar(6)      (81,901)    (73,384)    8,517
 04/22/15    (60,854) Canadian Dollar(3)      (48,830)    (47,843)      987
 04/27/15    (83,868) Canadian Dollar(4)      (67,301)    (65,932)    1,369
 02/03/15     63,330  Euro(5)                  71,041      71,563       522
 02/03/15    (63,330) Euro(8)                 (78,169)    (71,563)    6,606
 02/05/15     46,048  Euro(6)                  51,658      52,035       377
 02/05/15    (50,539) Euro(6)                 (62,130)    (57,110)    5,020
 02/17/15     15,531  Euro(1)                  17,942      17,553      (389)
 02/17/15    (70,159) Euro(8)                 (82,982)    (79,290)    3,692
 03/09/15     10,555  Euro(3)                  12,677      11,930      (747)
 03/09/15      2,328  Euro(2)                   2,758       2,631      (127)
 03/09/15    (71,701) Euro(2)                 (88,843)    (81,046)    7,797
 03/10/15    (64,495) Euro(8)                 (75,989)    (72,902)    3,087
 02/02/15     77,947  UK Pound Sterling(2)    117,855     117,403      (452)
 02/02/15      1,490  UK Pound Sterling(2)      2,241       2,244         3
 02/02/15    (77,947) UK Pound Sterling(2)   (120,177)   (117,404)    2,773
 02/03/15     (5,072) UK Pound Sterling(2)     (7,637)     (7,639)       (2)
 02/04/15    (68,470) UK Pound Sterling(6)   (104,255)   (103,129)    1,126
 02/05/15     10,310  UK Pound Sterling(1)     15,623      15,528       (95)
 02/05/15      1,337  UK Pound Sterling(6)      2,028       2,014       (14)
 02/05/15        366  UK Pound Sterling(3)        556         551        (5)
 02/05/15        261  UK Pound Sterling(2)        398         393        (5)
 02/05/15         73  UK Pound Sterling(2)        109         109        --
 02/05/15    (81,025) UK Pound Sterling(3)   (126,227)   (122,039)    4,188
 02/09/15     (1,232) UK Pound Sterling(2)     (1,874)     (1,855)       19

                                     1727

  02/09/15   (6,237) UK Pound Sterling(5)       (9,427)      (9,393)      34
  02/09/15  (59,723) UK Pound Sterling(8)      (90,194)     (89,951)     243
  02/17/15  (73,497) UK Pound Sterling(3)     (112,070)    (110,691)   1,379
  02/18/15   31,318  UK Pound Sterling(6)       47,154       47,166       12
  02/18/15  (75,614) UK Pound Sterling(5)     (114,993)    (113,878)   1,115
  02/19/15   (4,638) UK Pound Sterling(2)       (7,027)      (6,985)      42
  02/19/15  (61,482) UK Pound Sterling(2)      (93,209)     (92,595)     614
  02/20/15   13,451  UK Pound Sterling(1)       20,384       20,258     (126)
  02/20/15    5,072  UK Pound Sterling(2)        7,637        7,638        1
  02/20/15  (75,919) UK Pound Sterling(2)     (115,226)    (114,336)     890
  02/27/15  (75,800) UK Pound Sterling(6)     (114,989)    (114,152)     837
  03/02/15   (1,493) UK Pound Sterling(2)       (2,245)      (2,248)      (3)
  03/02/15  (40,983) UK Pound Sterling(2)      (62,240)     (61,717)     523
  03/03/15  (78,102) UK Pound Sterling(2)     (118,068)    (117,616)     452
                                           -----------  -----------  -------
                                           $(1,423,283) $(1,372,734) $50,549
                                           ===========  ===========  =======

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO*

                                                                   UNREALIZED
                                                        VALUE AT     FOREIGN
 SETTLEMENT  CURRENCY                        CONTRACT  JANUARY 31,  EXCHANGE
   DATE      AMOUNT**       CURRENCY          AMOUNT      2015     GAIN (LOSS)
 ----------  -------- ---------------------- --------  ----------- -----------
 02/18/15     66,268  Australian Dollar(3)   $ 54,196   $ 51,539     $(2,657)
 02/18/15     66,268  Australian Dollar(3)     54,194     51,539      (2,655)
 02/18/15     (5,611) Australian Dollar(6)     (4,573)    (4,364)        209
 02/25/15     51,617  Canadian Dollar(5)       44,329     40,607      (3,722)
 02/25/15     51,617  Canadian Dollar(3)       44,328     40,607      (3,721)
 03/13/15    140,983  New Zealand Dollar(3)   108,294    102,188      (6,106)
 03/13/15     (4,122) New Zealand Dollar(6)    (3,199)    (2,988)        211
 03/13/15     (4,122) New Zealand Dollar(6)    (3,203)    (2,988)        215
 03/20/15    393,163  Norwegian Krone(3)       53,169     50,826      (2,343)

                                     1728

     03/20/15  393,163  Norwegian Krone(3)     53,136    50,825    (2,311)
     02/06/15    6,400  Singapore Dollar(6)     4,792     4,731       (61)
     02/06/15    6,400  Singapore Dollar(3)     4,776     4,731       (45)
     02/06/15    6,300  Singapore Dollar(7)     4,718     4,657       (61)
     02/06/15    6,300  Singapore Dollar(7)     4,717     4,657       (60)
     02/06/15    6,300  Singapore Dollar(2)     4,702     4,657       (45)
     02/06/15    6,300  Singapore Dollar(3)     4,698     4,657       (41)
     02/11/15    6,400  Singapore Dollar(7)     4,797     4,730       (67)
     02/11/15    6,400  Singapore Dollar(4)     4,786     4,730       (56)
     02/11/15    6,300  Singapore Dollar(5)     4,724     4,656       (68)
     02/11/15    6,300  Singapore Dollar(5)     4,723     4,656       (67)
     02/11/15    6,300  Singapore Dollar(7)     4,711     4,656       (55)
     02/11/15    6,300  Singapore Dollar(1)     4,710     4,656       (54)
     02/26/15    6,821  Singapore Dollar(6)     5,104     5,039       (65)
     02/26/15    6,175  Singapore Dollar(6)     4,623     4,562       (61)
     02/26/15    6,175  Singapore Dollar(6)     4,623     4,562       (61)
     02/26/15    6,175  Singapore Dollar(6)     4,623     4,562       (61)
     02/26/15   (6,821) Singapore Dollar(6)    (5,251)   (5,039)      212
                                             --------  --------  --------
                                             $471,247  $447,651  $(23,596)
                                             ========  ========  ========

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO*

                                                                  UNREALIZED
                                                       VALUE AT     FOREIGN
  SETTLEMENT  CURRENCY                      CONTRACT  JANUARY 31,  EXCHANGE
    DATE      AMOUNT**      CURRENCY         AMOUNT      2015     GAIN (LOSS)
  ----------  -------- -------------------- --------  ----------- -----------
  02/11/15    (58,099) Singapore Dollar(1)  $(44,217)  $(42,939)    $1,278
  02/18/15     16,396  Singapore Dollar(4)    12,497     12,116       (381)
  02/18/15    (68,227) Singapore Dollar(8)   (52,306)   (50,415)     1,891
  03/09/15    (23,000) Singapore Dollar(1)   (17,528)   (16,989)       539

                                     1729

    03/09/15  (23,944) Singapore Dollar(2)     (18,227)   (17,686)     541
    03/10/15  (43,944) Singapore Dollar(2)     (33,451)   (32,459)     992
    03/11/15   15,223  Singapore Dollar(4)      11,232     11,244       12
    03/11/15  (56,647) Singapore Dollar(6)     (42,276)   (41,842)     434
    03/12/15  (46,692) Singapore Dollar(6)     (35,581)   (34,488)   1,093
    02/02/15   44,144  UK Pound Sterling(2)     66,741     66,489     (252)
    02/02/15  (44,144) UK Pound Sterling(1)    (68,639)   (66,490)   2,149
    02/03/15   32,122  UK Pound Sterling(8)     48,395     48,381      (14)
    02/03/15  (32,122) UK Pound Sterling(6)    (49,517)   (48,381)   1,136
    02/05/15  (21,394) UK Pound Sterling(2)    (32,361)   (32,223)     138
    02/05/15  (35,990) UK Pound Sterling(3)    (56,067)   (54,207)   1,860
    02/17/15  (44,999) UK Pound Sterling(3)    (68,589)   (67,771)     818
    02/18/15   14,385  UK Pound Sterling(1)     21,757     21,664      (93)
    02/18/15  (65,909) UK Pound Sterling(5)   (100,219)   (99,262)     957
    02/19/15  (33,304) UK Pound Sterling(6)    (50,554)   (50,157)     397
    02/19/15  (41,345) UK Pound Sterling(9)    (62,673)   (62,267)     406
    02/20/15  (50,075) UK Pound Sterling(2)    (76,027)   (75,415)     612
    03/02/15  (32,612) UK Pound Sterling(8)    (49,125)   (49,111)      14
    03/02/15  (45,009) UK Pound Sterling(2)    (68,037)   (67,781)     256
                                             ---------  ---------  -------
                                             $(764,772) $(749,989) $14,783
                                             =========  =========  =======

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO*

                                                                  UNREALIZED
                                                       VALUE AT     FOREIGN
  SETTLEMENT  CURRENCY                       CONTRACT JANUARY 31,  EXCHANGE
    DATE      AMOUNT**       CURRENCY         AMOUNT     2015     GAIN (LOSS)
  ----------  -------- --------------------- -------- ----------- -----------
  02/11/15     (2,286) Australian Dollar(3)  $(1,860)   $(1,779)     $  81
  02/13/15      2,943  Canadian Dollar (2)     2,539      2,315       (224)
  02/13/15       (528) Canadian Dollar (3)      (441)      (415)        26
  02/13/15       (648) Canadian Dollar (2)      (521)      (510)        11
  02/13/15     (2,676) Canadian Dollar (6)    (2,108)    (2,106)         2

                                     1730

    02/13/15      (3,000) Canadian Dollar(5)       (2,406)   (2,360)    46
    02/13/15      (3,176) Canadian Dollar(6)       (2,723)   (2,499)   224
    02/13/15      (3,641) Canadian Dollar(2)       (3,170)   (2,865)   305
    02/13/15      (4,630) Canadian Dollar(5)       (3,734)   (3,643)    91
    02/13/15     (36,556) Canadian Dollar(3)      (31,785)  (28,764) 3,021
    02/18/15      (2,421) Denmark Krone(2)           (366)     (368)    (2)
    02/18/15     (97,335) Denmark Krone(3)        (15,321)  (14,789)   532
    03/06/15        (647) Euro(2)                    (764)     (732)    32
    03/06/15        (739) Euro(5)                    (904)     (835)    69
    03/06/15        (875) Euro(3)                  (1,064)     (989)    75
    03/06/15      (1,142) Euro(2)                  (1,372)   (1,291)    81
    03/06/15      (1,343) Euro(2)                  (1,591)   (1,518)    73
    03/06/15      (1,347) Euro(2)                  (1,650)   (1,523)   127
    03/06/15      (1,394) Euro(6)                  (1,660)   (1,576)    84
    03/06/15      (1,623) Euro(2)                  (1,875)   (1,834)    41
    03/06/15      (1,706) Euro(6)                  (2,097)   (1,928)   169
    03/06/15      (2,049) Euro(6)                  (2,427)   (2,316)   111
    03/06/15      (2,751) Euro(5)                  (3,346)   (3,110)   236
    03/06/15      (3,165) Euro(6)                  (3,675)   (3,577)    98
    03/06/15      (3,447) Euro(5)                  (3,996)   (3,896)   100
    03/06/15      (3,516) Euro(5)                  (4,145)   (3,974)   171
    03/06/15      (4,311) Euro(6)                  (5,328)   (4,873)   455
    03/06/15     (33,997) Euro(6)                 (41,719)  (38,427) 3,292
    03/10/15     (93,055) Euro(3)                (109,640) (105,184) 4,456
    04/02/15     (84,208) Japanese Yen(6)            (708)     (718)   (10)
    04/24/15  (3,956,967) Japanese Yen(4)         (33,474)  (33,729)  (255)
    02/20/15       3,319  New Zealand Dollar(9)     2,410     2,410     --
    02/20/15     (14,226) New Zealand Dollar(6)   (10,937)  (10,332)   605
    02/11/15     (17,138) Norwegian Krone(2)       (2,210)   (2,218)    (8)
    02/11/15     (36,731) Norwegian Krone(2)       (4,777)   (4,753)    24
    03/04/15        (326) Singapore Dollar(3)        (244)     (241)     3
    03/04/15        (657) Singapore Dollar(2)        (501)     (485)    16
    03/04/15        (741) Singapore Dollar(4)        (553)     (547)     6
    03/04/15      (1,222) Singapore Dollar(4)        (916)     (903)    13
    03/04/15     (18,435) Singapore Dollar(3)     (14,005)  (13,618)   387
    02/18/15        (884) Swedish Krona(2)           (108)     (107)     1
    02/18/15     (76,149) Swedish Krona(5)         (9,904)   (9,204)   700

                                     1731

    02/11/15     (559) UK Pound Sterling(2)       (848)      (842)       6
    02/11/15     (705) UK Pound Sterling(2)     (1,057)    (1,062)      (5)
    02/11/15     (990) UK Pound Sterling(6)     (1,486)    (1,491)      (5)
    02/11/15   (1,096) UK Pound Sterling(2)     (1,666)    (1,651)      15
    02/11/15  (50,795) UK Pound Sterling(2)    (76,922)   (76,503)     419
                                             ---------  ---------  -------
                                             $(407,055) $(391,360) $15,695
                                             =========  =========  =======

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO*

                                                                  UNREALIZED
                                                       VALUE AT     FOREIGN
  SETTLEMENT  CURRENCY                      CONTRACT  JANUARY 31,  EXCHANGE
    DATE      AMOUNT**      CURRENCY         AMOUNT      2015     GAIN (LOSS)
  ----------  -------- -------------------- --------  ----------- -----------
  03/04/15     18,537  Singapore Dollar(4)  $ 14,000   $ 13,693      $(307)
  03/04/15    (18,537) Singapore Dollar(3)   (14,077)   (13,693)       384
                                            --------   --------      -----
                                            $    (77)  $     --      $  77
                                            ========   ========      =====

VA GLOBAL BOND PORTFOLIO*

                                                                   UNREALIZED
                                                        VALUE AT     FOREIGN
  SETTLEMENT  CURRENCY                       CONTRACT  JANUARY 31,  EXCHANGE
    DATE      AMOUNT**       CURRENCY         AMOUNT      2015     GAIN (LOSS)
  ----------  -------- --------------------- --------  ----------- -----------
  03/10/15        553  Singapore Dollar(4)   $    409   $    409      $ --
  03/10/15     (7,439) Singapore Dollar(2)     (5,659)    (5,495)      164
  02/04/15        678  UK Pound Sterling(2)     1,026      1,022        (4)
  02/04/15     (8,022) UK Pound Sterling(1)   (12,216)   (12,083)      133
                                             --------   --------      ----
                                             $(16,440)  $(16,147)     $293
                                             ========   ========      ====

DFA SHORT-DURATION REAL RETURN PORTFOLIO*

                                                                  UNREALIZED
                                                       VALUE AT     FOREIGN
   SETTLEMENT  CURRENCY                      CONTRACT JANUARY 31,  EXCHANGE
     DATE      AMOUNT**      CURRENCY         AMOUNT     2015     GAIN (LOSS)
   ----------  -------- -------------------- -------- ----------- -----------
   02/26/15       703   Singapore Dollar(2)   $ 534      $ 520       $(14)
   02/26/15      (703)  Singapore Dollar(2)    (541)      (520)        21
                                              -----      -----       ----
                                              $  (7)     $  --       $  7
                                              =====      =====       ====

                                     1732

Counterparties:

(1)Morgan Stanley and Co.
(2)Citibank, N.A.
(3)Bank of America Corp.
(4)Barclays Capital, Inc.
(5)JP Morgan
(6)State Street Bank and Trust
(7)HSBC Bank
(8)RBS
(9)UBS
**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

5. FUTURES CONTRACTS: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

The DFA Commodity Strategy Portfolio is required to segregate with its futures commission merchant an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin" to and from the broker, will be made daily as the currency, financial instrument index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

                                     1733

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

6. Options on Futures Contracts: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change would be reflected in the net asset value of the Portfolio.

The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

At January 31, 2015, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                                    APPROXIMATE
                          EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
              DESCRIPTION    DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
              ----------- ---------- --------- -------- ----------- -----------
Enhanced
  U.S. Large
  Company      S&P 500
  Portfolio..  Index(R)    03/19/15     408    $202,817   $(3,980)      $--
                                               --------   -------       ---
                                               $202,817   $(3,980)      $--
                                               ========   =======       ===


                                     1734

                                                                    APPROXIMATE
                          EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
              DESCRIPTION    DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
              ----------- ---------- --------- -------- ----------- -----------
Selectively
  Hedged
  Global       S&P 500
  Equity       Index(R)
  Portfolio    Emini       03/20/15     57      $5,667     $(219)      $262
                                                ------     -----       ----
                                                $5,667     $(219)      $262
                                                ======     =====       ====

At January 31, 2015, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                     EXPIRATION NUMBER OF CONTRACT  UNREALIZED
 DESCRIPTION                            DATE    CONTRACTS  AMOUNT   GAIN (LOSS)
 -----------                         ---------- --------- --------  -----------
 Brent Crude Oil Futures............  04/15/15      40    $  2,200     $145
 Coffee 'C' Futures.................  05/18/15      11         679       10
 Copper Futures.....................  05/27/15      32       1,992       21
 Corn Futures.......................  05/14/15     106       2,006       10
 Cotton No.2 Futures................  05/06/15      14         420       (1)
 Gasoline RBOB Futures..............  04/30/15      18       1,296       66
 Gold 100 oz Futures................  04/28/15      28       3,582        7
 KCB Wheat Futues...................  05/14/15      11         299       (2)
 LME Nickel Futures.................  03/16/15      67       6,085      (81)
 LME Nickel Futures.................  05/18/15       7         638       14
 LME Nickel Futures.................  03/16/15     (67)     (6,085)     (39)
 LME Prime Aluminum Futures.........  03/16/15     281      13,050      (86)
 LME Prime Aluminum Futures.........  05/18/15      30       1,400       17
 LME Prime Aluminum Futures.........  03/16/15    (281)    (13,051)      (8)
 LME Zinc Futures...................  03/16/15     119       6,313      (54)
 LME Zinc Futures...................  05/18/15      13         692        5
 LME Zinc Futures...................  03/16/15    (119)     (6,314)     (23)
 Lean Hogs Futures..................  04/15/15      18         520      (29)
 Live Cattle Futures................  04/30/15      15         914       --
 NY Harbor ULSD Futures.............  04/30/15      15       1,060       62
 Natural Gas Futures................  04/28/15      88       2,388      (25)
 Silver Futures.....................  05/27/15      15       1,294       25
 Soybean Futures....................  05/14/15      31       1,500       --
 Soybean Meal Futures...............  05/14/15      22         713       (1)
 Soybean Oil Futures................  05/14/15      41         744        7
 Sugar #11 Futures..................  04/30/15      70       1,179        4
 WTI Crude Futures..................  04/21/15      46       2,303      138
 Wheat Futures......................  05/14/15      33         836       (2)
                                                          --------     ----
                                                          $ 28,653     $180
                                                          --------     ----

Securities have been segregated as collateral for open futures contracts.

7. Commodity-Linked Derivatives: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary".

                                     1735

The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2015, the DFA Commodity Strategy Portfolio held $284,265,007 in the Subsidiary, representing 24.87% of DFA Commodity Strategy Portfolio's total assets.

At January 31, 2015, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding total return index swaps (dollar amounts in thousands):

                                                                   UNREALIZED
                      COMMODITY EXPIRATION            NOTIONAL    APPRECIATION
 COUNTERPARTY         EXPOSURE     DATE    CURRENCY   AMOUNT*    (DEPRECIATION)
 ------------         --------- ---------- -------- -----------  --------------
 Bank of America
   Corp..............   Index**  03/27/15    USD       (136,383)     $  682
 Citibank, N.A.......   Index**  03/27/15    USD       (183,020)      1,083
 Credit Suisse.......   Index**  02/25/15    USD       (249,903)      1,471
 Deutsche Bank AG,
   London Branch.....   Index**  02/25/15    USD       (158,411)        932
 Deutsche Bank AG,
   London Branch.....   Index**  02/27/15    USD       (131,482)        774
 UBS AG..............   Index**  04/28/15    USD       (228,924)      1,350
                                                    -----------      ------
                                                    $(1,088,123)     $6,292
                                                    ===========      ======

** Swap is exposed to the 22 commodities in the Dow Jones-UBS Commodity Index.

8. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap) or, in some instances, must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a

                                     1736
credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

Because uncleared swaps are two-party contracts and may have terms of greater than seven days, these swap agreements may be considered to be illiquid. In addition, because uncleared swaps are not traded on exchanges, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make or receive.

Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant's swap, but it does not eliminate those risks completely. Among other risks, there is a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position in a swap contract.

At January 31, 2015, DFA Short-Duration Real Return Portfolio had the following outstanding inflation rate swaps (dollar amounts in thousands):

                                                                   UNREALIZED
                  PAYMENTS PAYMENTS EXPIRATION          NOTIONAL  APPRECIATION
COUNTERPARTY        MADE   RECEIVED    DATE    CURRENCY  AMOUNT  (DEPRECIATION)
------------      -------- -------- ---------- -------- -------- --------------
Bank of America
  Corp.            2.224%    CPI    08/26/2019   USD    $26,000     $(1,095)
Bank of America
  Corp.            1.985%    CPI    09/19/2018   USD     27,000        (792)
Bank of America
  Corp.            1.755%    CPI    10/20/2018   USD     32,000        (569)
Bank of America
  Corp.            1.733%    CPI    11/07/2017   USD     40,000        (729)
Citibank, N.A.     2.215%    CPI    07/25/2018   USD     28,000      (1,078)
Citibank, N.A.     2.143%    CPI    06/02/2018   USD     26,000        (910)
Citibank, N.A.     1.985%    CPI    03/14/2017   USD     19,000        (497)
Citibank, N.A.     1.978%    CPI    03/05/2017   USD     21,000        (542)
Citibank, N.A.     1.975%    CPI    02/13/2017   USD     27,000        (687)
Citibank, N.A.     1.945%    CPI    03/03/2017   USD     22,000        (547)
Citibank, N.A.     1.881%    CPI    12/18/2016   USD      7,300        (181)
Citibank, N.A.     1.870%    CPI    12/24/2016   USD      9,500        (228)
Citibank, N.A.     1.864%    CPI    11/13/2016   USD     26,000        (664)
Citibank, N.A.     1.790%    CPI    11/19/2018   USD     31,000        (555)
Citibank, N.A.     1.669%    CPI    10/30/2017   USD     28,000        (462)
Citibank, N.A.     1.320%    CPI    01/20/2019   USD     30,000         187
Credit Suisse      2.268%    CPI    06/27/2017   USD     26,000        (957)
Credit Suisse      1.968%    CPI    02/24/2017   USD     19,000        (483)
Credit Suisse      0.025%    CPI    05/08/2018   USD     21,000        (622)
Deutsche Bank
  AG, London
  Branch           2.242%    CPI    06/12/2019   USD     26,000      (1,089)
Deutsche Bank
  AG, London
  Branch           2.178%    CPI    06/20/2017   USD     26,000        (886)
Deutsche Bank
  AG, London
  Branch           1.988%    CPI    04/25/2017   USD     20,000        (533)

                                     1737

 Deutsche Bank AG, London Branch  1.945% CPI 01/08/2017 USD   23,000     (582)
 Deutsche Bank AG, London Branch  1.930% CPI 02/05/2017 USD   18,000     (432)
 Deutsche Bank AG, London Branch  1.925% CPI 01/28/2017 USD   11,000     (264)
 Deutsche Bank AG, London Branch  1.905% CPI 01/02/2017 USD   20,300     (494)
 Deutsche Bank AG, London Branch  1.870% CPI 04/07/2017 USD   21,000     (480)
 Deutsche Bank AG, London Branch  1.868% CPI 03/31/2017 USD   21,000     (477)
 Deutsche Bank AG, London Branch  1.845% CPI 12/10/2016 USD   12,000     (293)
 Deutsche Bank AG, London Branch  1.815% CPI 12/04/2016 USD   10,500     (251)
                                                            -------- --------
                                                            $674,600 $(17,192)
                                                            -------- --------

At January 31, 2015, DFA Municipal Real Return Portfolio had the following outstanding inflation rate swaps (dollar amounts in thousands):

                                                                   UNREALIZED
                  PAYMENTS PAYMENTS EXPIRATION          NOTIONAL  APPRECIATION
COUNTERPARTY        MADE   RECEIVED    DATE    CURRENCY  AMOUNT  (DEPRECIATION)
------------      -------- -------- ---------- -------- -------- --------------
Bank of America
  Corp.            1.958%    CPI    11/10/2019   USD    $ 7,000      $(171)
Bank of America
  Corp.            1.550%    CPI    01/26/2021   USD      6,000         43
Bank of America
  Corp.            1.490%    CPI    12/31/2019   USD      7,000         12
Bank of America
  Corp.            1.410%    CPI    12/24/2018   USD      4,000         (3)
Bank of America
  Corp.            1.365%    CPI    01/21/2019   USD      5,000         23
Citibank, N.A.     1.935%    CPI    11/07/2019   USD     20,000       (466)
Citibank, N.A.     1.905%    CPI    11/17/2019   USD      4,000        (87)
Citibank, N.A.     1.818%    CPI    12/01/2019   USD      3,000        (51)
Citibank, N.A.     1.609%    CPI    12/12/2019   USD      4,000        (23)
Citibank, N.A.     1.494%    CPI    01/08/2021   USD      4,000         31
                                                        -------      -----
                                                        $64,000      $(692)
                                                        -------      -----

FEDERAL TAX COST

At January 31, 2015, the total cost of securities for federal income tax purposes was:

Enhanced U.S. Large Company Portfolio                           $   254,397,824
U.S. Large Cap Value Portfolio                                   10,250,688,914
U.S. Targeted Value Portfolio                                     5,388,747,999
U.S. Small Cap Value Portfolio                                   10,323,146,034
U.S. Core Equity 1 Portfolio                                      9,381,974,257
U.S. Core Equity 2 Portfolio                                     10,538,315,646
U.S. Vector Equity Portfolio                                      2,903,402,124
U.S. Small Cap Portfolio                                          9,209,017,346
U.S. Micro Cap Portfolio                                          4,270,021,130

                                     1738

DFA Real Estate Securities Portfolio                              5,022,511,682
Large Cap International Portfolio                                 2,839,699,244
International Core Equity Portfolio                              12,900,392,260
International Small Company Portfolio                             7,872,933,544
Japanese Small Company Portfolio                                    478,373,848
Asia Pacific Small Company Portfolio                                287,923,647
United Kingdom Small Company Portfolio                               20,356,096
Continental Small Company Portfolio                                 151,424,880
DFA International Real Estate Securities Portfolio                2,585,026,168
DFA Global Real Estate Securities Portfolio                       2,821,626,058
DFA International Small Cap Value Portfolio                      11,179,093,025
International Vector Equity Portfolio                             1,358,619,663
World ex U.S. Value Portfolio                                       107,721,309
World ex U.S. Targeted Value Portfolio                              175,767,507
World ex U.S. Core Equity Portfolio                                 584,722,836
Selectively Hedged Global Equity Portfolio                          146,559,955
Emerging Markets Portfolio                                        3,107,611,586
Emerging Markets Small Cap Portfolio                              4,519,573,479
Emerging Markets Value Portfolio                                 17,665,830,812
Emerging Markets Core Equity Portfolio                           15,991,738,507
U.S. Large Cap Equity Portfolio                                     480,064,901
DFA Commodity Strategy Portfolio                                  1,080,979,983
DFA One-Year Fixed Income Portfolio                               8,498,060,358
DFA Two-Year Global Fixed Income Portfolio                        6,406,107,351
DFA Selectively Hedged Global Fixed Income Portfolio              1,119,760,749
DFA Short-Term Government Portfolio                               2,161,130,038
DFA Five-Year Global Fixed Income Portfolio                      10,499,047,196
DFA World ex U.S. Government Fixed Income Portfolio                 418,170,298
DFA Intermediate Government Fixed Income Portfolio                4,016,297,972
DFA Short-Term Extended Quality Portfolio                         4,348,296,827
DFA Intermediate-Term Extended Quality Portfolio                  2,816,898,144
DFA Investment Grade Portfolio                                    2,754,964,090
DFA Inflation-Protected Securities Portfolio                      2,705,175,281
DFA Short-Term Municipal Bond Portfolio                           2,141,260,617
DFA Intermediate-Term Municipal Bond Portfolio                      578,327,698
DFA California Short-Term Municipal Bond Portfolio                  740,448,218
DFA California Intermediate-Term Municipal Bond Portfolio           149,652,924
DFA Short-Duration Real Return Portfolio                            722,448,411
DFA Municipal Real Return Portfolio                                      66,745
CSTG&E U.S. Social Core Equity 2 Portfolio                           72,930,879
CSTG&E International Social Core Equity Portfolio                   109,253,562
World Core Equity Portfolio                                         130,887,752
DFA LTIP Portfolio                                                      182,096
U.S. Social Core Equity 2 Portfolio                                 465,507,373
U.S. Sustainability Core 1 Portfolio                                352,998,647
International Sustainability Core 1 Portfolio                       347,545,433
DFA International Value ex Tobacco Portfolio                         72,245,552
International Social Core Equity Portfolio                          394,061,800
Emerging Markets Social Core Equity Portfolio                       973,408,804
Tax Managed U.S. Marketwide Value Portfolio                       2,058,540,629
Tax Managed U.S. Equity Portfolio                                 1,283,091,942
Tax Managed U.S. Targeted Value Portfolio                         2,563,340,817
Tax Managed U.S. Small Cap Portfolio                              1,608,967,519
T.A. U.S. Core Equity 2 Portfolio                                 3,689,605,164
Tax-Managed DFA International Value Portfolio                     2,843,714,498
T.A. World ex U.S. Core Equity Portfolio                          1,783,167,040
LWAS/DFA International High Book to Market Portfolio                 57,548,721
VA U.S. Targeted Value Portfolio                                    208,569,820

                                     1739

 VA U.S. Large Value Portfolio                                      188,693,622
 VA International Value Portfolio                                   182,325,666
 VA International Small Portfolio                                   144,255,865
 VA Short-Term Fixed Portfolio                                      187,017,552
 VA Global Bond Portfolio                                           243,768,498
 DFA VA Global Moderate Allocation Portfolio                         68,518,380
 U.S. Large Cap Growth Portfolio                                    541,115,342
 U.S. Small Cap Growth Portfolio                                    215,608,550
 International Large Cap Growth Portfolio                           174,679,082
 International Small Cap Growth Portfolio                            78,419,028

OTHER

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits do not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset values of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset values, respectively, at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what their size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

                                     1740

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                                     1741

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                        SHARES       VALUE+
                                                       --------- --------------
COMMON STOCKS -- (95.7%)

Consumer Discretionary -- (12.1%)
#   Autoliv, Inc......................................    16,351 $    1,734,187
    Best Buy Co., Inc.................................    32,996      1,161,459
    Carnival Corp..................................... 1,802,028     79,217,151
#   CBS Corp. Class A.................................     7,236        404,890
#   Comcast Corp. Class A............................. 9,873,756    524,740,763
#   Comcast Corp. Special Class A..................... 3,723,303    196,962,729
#   Dillard's, Inc. Class A...........................   112,692     12,801,811
    DR Horton, Inc....................................   380,359      9,326,403
    Ford Motor Co..................................... 5,380,517     79,147,405
#   GameStop Corp. Class A............................   598,147     21,084,682
    Gannett Co., Inc..................................    84,952      2,634,362
    General Motors Co................................. 3,814,989    124,444,941
    Graham Holdings Co. Class B.......................    32,261     30,174,359
*   Hyatt Hotels Corp. Class A........................    26,622      1,497,754
    Johnson Controls, Inc.............................   112,338      5,220,347
#   Kohl's Corp.......................................   778,726     46,505,517
#*  Lands' End, Inc...................................   108,496      3,763,726
    Lear Corp.........................................    68,267      6,850,593
#   Lennar Corp. Class A..............................   235,129     10,559,643
    Lennar Corp. Class B..............................     4,312        155,706
#*  Liberty Broadband Corp............................    85,576      3,799,574
*   Liberty Broadband Corp. Class A...................    27,953      1,243,070
*   Liberty Interactive Corp. Class A................. 2,576,808     70,501,467
*   Liberty Media Corp................................   313,578     10,699,281
*   Liberty Media Corp. Class A.......................   156,789      5,338,665
*   Liberty TripAdvisor Holdings, Inc. Class A........   104,723      2,507,069
*   Liberty Ventures Series A.........................   571,622     21,350,082
*   Madison Square Garden Co. (The) Class A...........    13,157        996,643
#*  MGM Resorts International......................... 2,137,635     41,641,130
*   Mohawk Industries, Inc............................   286,453     47,276,203
*   News Corp. Class A................................   290,667      4,328,032
*   News Corp. Class B................................    31,823        459,524
    Penske Automotive Group, Inc......................     7,288        352,375
    PVH Corp..........................................    91,301     10,066,848
#   Royal Caribbean Cruises, Ltd...................... 1,051,952     79,474,974
#*  Sears Holdings Corp...............................    55,098      1,754,320
#   Service Corp. International.......................   281,944      6,380,393
#   Staples, Inc...................................... 1,926,011     32,838,488
#   Target Corp....................................... 1,106,428     81,444,165
    Time Warner Cable, Inc............................ 1,876,119    255,396,079
    Time Warner, Inc.................................. 5,026,428    391,709,534
#   Time, Inc.........................................   204,079      5,110,138
#*  Toll Brothers, Inc................................   329,804     11,417,814
*   TRW Automotive Holdings Corp......................       459         47,355
    Whirlpool Corp....................................   123,680     24,622,214
                                                                 --------------
Total Consumer Discretionary                                      2,269,143,865
                                                                 --------------
Consumer Staples -- (7.0%)
    Archer-Daniels-Midland Co......................... 2,861,952    133,452,822
    Bunge, Ltd........................................   553,069     49,516,268
#   ConAgra Foods, Inc................................   740,279     26,228,085

                                     1742

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
 Consumer Staples -- (Continued)
 *   Constellation Brands, Inc. Class A...............   462,850 $   51,121,782
 #   CVS Health Corp.................................. 6,986,047    685,750,374
     Energizer Holdings, Inc..........................     2,975        380,830
 #   Ingredion, Inc...................................    53,177      4,288,193
 #   JM Smucker Co. (The).............................   540,650     55,768,047
     Molson Coors Brewing Co. Class B.................   763,563     57,977,339
     Mondelez International, Inc. Class A............. 5,178,501    182,490,375
     Pinnacle Foods, Inc..............................    23,433        842,885
 #   Tyson Foods, Inc. Class A........................ 1,480,178     57,786,149
                                                                 --------------
 Total Consumer Staples...............................            1,305,603,149
                                                                 --------------
 Energy -- (18.1%)
     Anadarko Petroleum Corp.......................... 2,644,697    216,203,980
     Apache Corp...................................... 1,895,772    118,618,454
     Baker Hughes, Inc................................ 1,938,026    112,386,128
 #*  California Resources Corp........................ 1,138,527      5,829,258
 #   Chesapeake Energy Corp........................... 3,374,987     64,732,251
     Chevron Corp..................................... 5,728,547    587,347,924
     Cimarex Energy Co................................   155,458     16,043,266
 #   ConocoPhillips................................... 6,979,102    439,543,844
 #   Denbury Resources, Inc...........................   195,620      1,349,778
     Devon Energy Corp................................ 1,721,246    103,739,496
     Exxon Mobil Corp................................. 5,979,793    522,753,504
 #   Helmerich & Payne, Inc...........................   516,470     30,760,953
     Hess Corp........................................ 1,578,867    106,557,734
     HollyFrontier Corp...............................   498,931     17,921,602
     Marathon Oil Corp................................ 3,640,872     96,847,195
     Marathon Petroleum Corp.......................... 1,752,484    162,262,494
 #   Murphy Oil Corp..................................   728,510     32,717,384
     Nabors Industries, Ltd...........................   926,506     10,664,084
     National Oilwell Varco, Inc...................... 1,968,548    107,148,068
 *   Newfield Exploration Co..........................    52,309      1,557,762
 #   Noble Corp. P.L.C................................   721,779     11,707,255
     Occidental Petroleum Corp........................ 2,846,319    227,705,520
 #   Paragon Offshore P.L.C...........................   195,894        409,418
     Phillips 66...................................... 2,121,501    149,183,950
     QEP Resources, Inc...............................   458,418      9,269,212
 #*  Seventy Seven Energy, Inc........................    77,453        305,939
     Tesoro Corp......................................   615,285     50,287,243
 #   Transocean, Ltd.................................. 1,340,027     21,842,440
     Valero Energy Corp............................... 2,806,975    148,432,838
 *   Weatherford International P.L.C.................. 2,173,272     22,449,900
 #*  Whiting Petroleum Corp...........................   218,861      6,570,207
                                                                 --------------
 Total Energy.........................................            3,403,149,081
                                                                 --------------
 Financials -- (19.4%)
     ACE, Ltd.........................................   108,288     11,690,772
     Aflac, Inc.......................................   768,274     43,853,080
 *   Alleghany Corp...................................     1,128        498,678
     Allied World Assurance Co. Holdings AG...........   556,302     21,512,198
     Allstate Corp. (The).............................   930,082     64,910,423
     American Financial Group, Inc....................   458,785     26,627,881

                                     1743

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                        ---------- ------------
Financials -- (Continued)
    American International Group, Inc..................  2,978,175 $145,543,412
    American National Insurance Co.....................     68,706    7,148,172
    Assurant, Inc......................................    357,292   22,691,615
    Assured Guaranty, Ltd..............................    126,617    3,091,987
    Axis Capital Holdings, Ltd.........................    550,404   28,015,564
    Bank of America Corp............................... 15,945,159  241,569,159
    Bank of New York Mellon Corp. (The)................  3,358,699  120,913,164
    BB&T Corp..........................................    571,442   20,166,188
    Capital One Financial Corp.........................  2,096,624  153,493,843
#   Chubb Corp. (The)..................................     83,414    8,166,231
#   Cincinnati Financial Corp..........................     16,670      842,002
    CIT Group, Inc.....................................     25,124    1,100,934
    Citigroup, Inc.....................................  5,186,218  243,492,935
    City National Corp.................................      1,633      141,565
    CME Group, Inc.....................................  1,222,099  104,245,045
    CNA Financial Corp.................................    498,971   19,439,910
#*  E*TRADE Financial Corp.............................    114,229    2,632,978
#   Everest Re Group, Ltd..............................    159,124   27,270,671
    Fifth Third Bancorp................................  2,008,033   34,738,971
*   Genworth Financial, Inc. Class A...................  2,374,310   16,572,684
    Goldman Sachs Group, Inc. (The)....................  1,256,452  216,624,889
    Hartford Financial Services Group, Inc. (The)......  2,415,308   93,955,481
    HCC Insurance Holdings, Inc........................     11,236      599,328
    Hudson City Bancorp, Inc...........................     71,664      642,826
    Huntington Bancshares, Inc.........................    917,718    9,195,534
    JPMorgan Chase & Co................................ 10,686,233  581,117,351
    KeyCorp............................................    374,205    4,860,923
#   Legg Mason, Inc....................................    603,740   33,471,346
#   Leucadia National Corp.............................    137,025    3,106,357
    Lincoln National Corp..............................  1,364,746   68,210,005
    Loews Corp.........................................  1,977,244   75,649,355
#   M&T Bank Corp......................................     92,548   10,472,732
    MetLife, Inc.......................................  2,280,037  106,021,721
    Morgan Stanley.....................................  4,581,884  154,913,498
    NASDAQ OMX Group, Inc. (The).......................    801,702   36,557,611
#   New York Community Bancorp, Inc....................     80,866    1,249,380
#   Old Republic International Corp....................    632,434    8,879,373
    PartnerRe, Ltd.....................................    197,083   22,546,295
#   People's United Financial, Inc.....................    145,708    2,050,112
    PNC Financial Services Group, Inc. (The)...........    883,146   74,661,163
#   Principal Financial Group, Inc.....................    584,568   27,433,776
    Protective Life Corp...............................      7,158      500,702
    Prudential Financial, Inc..........................  1,196,505   90,790,799
    Regions Financial Corp.............................  5,807,266   50,523,214
    Reinsurance Group of America, Inc..................    339,992   28,154,738
    RenaissanceRe Holdings, Ltd........................      6,208      593,671
    State Street Corp..................................    121,757    8,706,843
#   SunTrust Banks, Inc................................  2,080,348   79,926,970
    Torchmark Corp.....................................      2,897      145,053
    Travelers Cos., Inc. (The).........................    892,236   91,739,706
    Unum Group.........................................  1,374,339   42,686,969
    Validus Holdings, Ltd..............................    167,263    6,631,978
    Wells Fargo & Co...................................  5,062,126  262,825,582

                                     1744

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Financials -- (Continued)
    WR Berkley Corp..................................     36,670 $    1,796,463
    XL Group P.L.C...................................  1,434,888     49,489,287
#   Zions Bancorporation.............................    754,482     18,077,389
                                                                 --------------
Total Financials.....................................             3,635,178,482
                                                                 --------------
Health Care -- (10.7%)
*   Actavis P.L.C....................................    136,965     36,506,651
    Aetna, Inc.......................................  2,009,110    184,476,480
#   Anthem, Inc......................................  1,674,297    225,963,123
*   Bio-Rad Laboratories, Inc. Class A...............      1,222        139,882
*   Boston Scientific Corp...........................  6,573,232     97,349,566
*   CareFusion Corp..................................    907,569     53,818,842
    Cigna Corp.......................................    320,341     34,222,029
#*  Community Health Systems, Inc....................    228,842     10,771,593
#*  Express Scripts Holding Co.......................  3,072,578    247,987,771
#*  Hologic, Inc.....................................  1,211,606     36,790,416
    Humana, Inc......................................    707,042    103,539,231
*   MEDNAX, Inc......................................      4,300        291,927
#   Omnicare, Inc....................................    556,064     41,693,679
    Perrigo Co. P.L.C................................     13,380      2,030,281
    Pfizer, Inc...................................... 20,179,340    630,604,375
#   Quest Diagnostics, Inc...........................    188,268     13,380,207
#   Teleflex, Inc....................................     91,713     10,048,076
    Thermo Fisher Scientific, Inc....................  1,423,339    178,216,276
    UnitedHealth Group, Inc..........................    912,609     96,964,706
                                                                 --------------
Total Health Care....................................             2,004,795,111
                                                                 --------------
Industrials -- (11.6%)
#   ADT Corp. (The)..................................    693,704     23,863,418
*   AECOM............................................    131,051      3,331,316
#   AGCO Corp........................................    279,803     12,126,662
    Alaska Air Group, Inc............................     15,340      1,041,126
*   AMERCO...........................................        474        135,616
*   Avis Budget Group, Inc...........................    132,261      7,579,878
#*  B/E Aerospace, Inc...............................     19,114      1,114,920
    CSX Corp.........................................  5,604,703    186,636,610
    Danaher Corp.....................................    205,071     16,893,749
    Delta Air Lines, Inc.............................    101,580      4,805,750
    Eaton Corp. P.L.C................................  1,361,465     85,894,827
#*  Engility Holdings, Inc...........................      9,148        365,005
    FedEx Corp.......................................    828,737    140,147,714
    General Electric Co.............................. 24,408,709    583,124,058
#*  Genesee & Wyoming, Inc. Class A..................     15,202      1,253,405
*   Hertz Global Holdings, Inc.......................  1,345,507     27,609,804
    Ingersoll-Rand P.L.C.............................        100          6,640
*   Jacobs Engineering Group, Inc....................    175,921      6,702,590
#   Joy Global, Inc..................................     84,284      3,534,871
    KAR Auction Services, Inc........................      9,789        333,903
*   Kirby Corp.......................................      8,593        622,907
    L-3 Communications Holdings, Inc.................    421,205     51,858,760
    Manpowergroup, Inc...............................     19,031      1,386,979
    Nielsen NV.......................................     50,837      2,214,460

                                     1745

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Industrials -- (Continued)
#   Norfolk Southern Corp............................  1,681,939 $  171,507,320
    Northrop Grumman Corp............................  1,364,645    214,181,033
#*  NOW, Inc.........................................     54,256      1,353,687
#   Oshkosh Corp.....................................     25,867      1,108,401
    Owens Corning....................................    579,048     23,190,872
    Pentair P.L.C....................................    566,968     35,044,292
    Precision Castparts Corp.........................     75,847     15,176,985
#*  Quanta Services, Inc.............................    554,686     14,688,085
    Republic Services, Inc...........................  1,511,758     59,986,557
    Ryder System, Inc................................     55,880      4,626,305
    Southwest Airlines Co............................  3,905,821    176,464,993
    SPX Corp.........................................     22,870      1,911,246
    Stanley Black & Decker, Inc......................    718,322     67,270,855
    Textron, Inc.....................................     91,067      3,875,812
    Towers Watson & Co. Class A......................      3,045        360,832
#   Trinity Industries, Inc..........................    125,128      3,312,138
#   Triumph Group, Inc...............................     29,704      1,694,910
    Union Pacific Corp...............................  1,765,010    206,876,822
#*  United Rentals, Inc..............................     51,317      4,251,613
#*  Veritiv Corp.....................................     35,483      1,805,020
    Waste Connections, Inc...........................     53,895      2,329,342
                                                                 --------------
Total Industrials....................................             2,173,602,088
                                                                 --------------
Information Technology -- (9.0%)
    Activision Blizzard, Inc.........................  2,987,304     62,419,717
    Amdocs, Ltd......................................     22,178      1,068,536
*   Arrow Electronics, Inc...........................    568,882     31,311,265
    Avnet, Inc.......................................    694,662     28,911,832
#*  Blackhawk Network Holdings, Inc. Class B.........     16,109        533,369
    Broadcom Corp. Class A...........................     75,536      3,205,370
    Brocade Communications Systems, Inc..............    443,568      4,932,476
    CA, Inc..........................................    718,936     21,783,761
    Cisco Systems, Inc............................... 11,600,510    305,847,446
    Computer Sciences Corp...........................    170,762     10,361,838
    Corning, Inc.....................................  4,100,240     97,462,705
    EMC Corp.........................................  1,034,794     26,832,208
    Fidelity National Information Services, Inc......  1,330,304     83,050,879
#*  First Solar, Inc.................................    154,302      6,530,061
    Hewlett-Packard Co...............................  9,619,949    347,568,757
    IAC/InterActiveCorp..............................     57,051      3,477,259
*   Ingram Micro, Inc. Class A.......................    725,997     18,280,605
    Intel Corp.......................................  9,210,936    304,329,326
#   Jabil Circuit, Inc...............................    117,375      2,419,099
#   Juniper Networks, Inc............................    922,663     20,972,130
    Lam Research Corp................................    334,003     25,531,189
    Marvell Technology Group, Ltd....................    398,733      6,176,374
#*  Micron Technology, Inc...........................  3,531,520    103,349,933
*   NCR Corp.........................................      3,717         94,412
#   NVIDIA Corp......................................    704,083     13,521,914
*   ON Semiconductor Corp............................     22,525        225,475
    Western Digital Corp.............................    564,843     54,919,685
    Xerox Corp.......................................  5,729,607     75,458,924

                                     1746

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                               SHARES       VALUE+
                                             ---------- ---------------
Information Technology -- (Continued)
*   Yahoo!, Inc.............................    877,399 $    38,596,782
                                                        ---------------
Total Information Technology................              1,699,173,327
                                                        ---------------
Materials -- (3.3%)
    Alcoa, Inc..............................  4,826,610      75,536,447
    Ashland, Inc............................    388,650      46,062,798
    Bemis Co., Inc..........................     35,924       1,591,433
    CF Industries Holdings, Inc.............     69,722      21,291,704
    Dow Chemical Co. (The)..................  1,012,262      45,713,752
    Eastman Chemical Co.....................     34,246       2,427,699
    Freeport-McMoRan, Inc...................  4,647,012      78,116,272
#   Huntsman Corp...........................     18,579         407,995
    International Paper Co..................  2,043,676     107,619,978
    MeadWestvaco Corp.......................    841,379      42,304,536
    Mosaic Co. (The)........................    569,576      27,732,655
    Newmont Mining Corp.....................  1,384,540      34,821,181
    Nucor Corp..............................    926,421      40,438,277
    Reliance Steel & Aluminum Co............    359,269      18,814,918
    Rock-Tenn Co. Class A...................    264,736      17,181,366
    Sonoco Products Co......................     16,626         734,869
    Steel Dynamics, Inc.....................    923,785      15,741,296
#   United States Steel Corp................      3,958          96,734
#   Vulcan Materials Co.....................    576,239      40,630,612
                                                        ---------------
Total Materials.............................                617,264,522
                                                        ---------------
Telecommunication Services -- (4.2%)
#   AT&T, Inc............................... 19,291,928     635,090,270
    CenturyLink, Inc........................  2,353,137      87,466,102
#   Frontier Communications Corp............  2,065,295      13,868,456
#*  Sprint Corp.............................  2,491,629      10,714,005
*   T-Mobile US, Inc........................    726,568      21,927,822
#*  United States Cellular Corp.............    239,102       8,318,359
    Windstream Holdings, Inc................    500,429       3,978,410
                                                        ---------------
Total Telecommunication Services............                781,363,424
                                                        ---------------
Utilities -- (0.3%)
*   Calpine Corp............................    347,029       7,245,965
#   NRG Energy, Inc.........................  1,581,268      38,994,069
    UGI Corp................................    161,702       5,981,357
                                                        ---------------
Total Utilities.............................                 52,221,391
                                                        ---------------
TOTAL COMMON STOCKS.........................             17,941,494,440
                                                        ---------------
RIGHTS/WARRANTS -- (0.0%)...................
o*  Safeway Casa Ley Contingent Value
      Rights................................    196,076         198,998
o*  Safeway PDC, LLC Contingent Value
      Rights................................    196,076           9,568

                                     1747

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                               SHARES       VALUE+
                                             ---------- ---------------
o*  Sears Holdings Corporation Rights.......          1 $            --
TOTAL RIGHTS/WARRANTS.......................                    208,566
                                                        ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
    State Street Institutional Liquid
      Reserves, 0.089%...................... 60,748,355      60,748,355
                                                        ---------------
SECURITIES LENDING COLLATERAL -- (4.0%)
(S)@ DFA Short Term Investment Fund......... 64,291,839     743,856,578
                                                        ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,922,273,395)^^................              $18,746,307,939
                                                        ===============

                                     1748

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ----------------------------------------------------
                             LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                         --------------- ------------ ------- ---------------
  Common Stocks
     Consumer
       Discretionary.... $ 2,269,143,865           --   --    $ 2,269,143,865
     Consumer Staples...   1,305,603,149           --   --      1,305,603,149
     Energy.............   3,403,149,081           --   --      3,403,149,081
     Financials.........   3,635,178,482           --   --      3,635,178,482
     Health Care........   2,004,795,111           --   --      2,004,795,111
     Industrials........   2,173,602,088           --   --      2,173,602,088
     Information
       Technology.......   1,699,173,327           --   --      1,699,173,327
     Materials..........     617,264,522           --   --        617,264,522
     Telecommunication
       Services.........     781,363,424           --   --        781,363,424
     Utilities..........      52,221,391           --   --         52,221,391
  Rights/Warrants.......              -- $    208,566   --            208,566
  Temporary Cash
    Investments.........      60,748,355           --   --         60,748,355
  Securities Lending
    Collateral..........              --  743,856,578   --        743,856,578
                         --------------- ------------   --    ---------------
  TOTAL................. $18,002,242,795 $744,065,144   --    $18,746,307,939
                         =============== ============   ==    ===============


                                     1749

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- ------------
COMMON STOCKS -- (95.8%)
AUSTRALIA -- (5.8%)
*   Alumina, Ltd....................................... 4,595,906 $  6,879,211
*   Alumina, Ltd. Sponsored ADR........................   172,484    1,026,280
    AMP, Ltd...........................................   510,725    2,277,637
    Asciano, Ltd....................................... 4,216,676   19,631,755
    ASX, Ltd...........................................     5,871      173,521
    Bank of Queensland, Ltd............................   871,759    8,444,581
#   Bendigo and Adelaide Bank, Ltd.....................   826,382    8,558,042
    BHP Billiton, Ltd..................................   746,170   17,210,210
#   BHP Billiton, Ltd. Sponsored ADR...................   361,840   16,764,047
*   BlueScope Steel, Ltd...............................   855,334    3,313,564
    Boral, Ltd......................................... 2,121,437    9,181,865
    Caltex Australia, Ltd..............................    18,966      490,845
    Echo Entertainment Group, Ltd...................... 1,832,302    5,725,160
#   Fortescue Metals Group, Ltd........................ 2,888,182    5,237,116
    GrainCorp, Ltd. Class A............................   108,524      749,094
#   Harvey Norman Holdings, Ltd........................ 1,068,950    3,264,873
#   Incitec Pivot, Ltd................................. 4,638,959   12,938,628
#   Leighton Holdings, Ltd.............................    60,472      962,319
    Lend Lease Group................................... 1,076,283   13,872,894
    Macquarie Group, Ltd............................... 1,184,395   57,305,473
#   Metcash, Ltd.......................................   599,500      676,765
    National Australia Bank, Ltd....................... 2,399,516   66,174,867
    New Hope Corp., Ltd................................    55,578      101,261
*   Newcrest Mining, Ltd............................... 2,245,441   24,245,058
    Orica, Ltd.........................................   216,864    3,044,080
    Origin Energy, Ltd................................. 2,407,598   19,867,063
#   Primary Health Care, Ltd...........................   718,682    2,573,975
*   Qantas Airways, Ltd................................ 3,218,770    6,486,053
    QBE Insurance Group, Ltd........................... 2,266,393   18,579,605
    Rio Tinto, Ltd.....................................   245,440   10,944,681
    Santos, Ltd........................................ 4,404,343   26,813,736
#   Seven Group Holdings, Ltd..........................   361,999    1,434,819
#   Sims Metal Management, Ltd.........................   209,772    1,764,817
    Sims Metal Management, Ltd. Sponsored ADR..........   124,013    1,037,245
    Suncorp Group, Ltd................................. 3,736,013   42,567,325
    Tabcorp Holdings, Ltd.............................. 2,121,674    7,499,149
    Tatts Group, Ltd................................... 4,209,170   12,596,822
    Toll Holdings, Ltd................................. 2,149,986   10,281,264
    Treasury Wine Estates, Ltd......................... 1,372,955    5,219,739
    Washington H Soul Pattinson & Co., Ltd.............    87,756      884,025
    Wesfarmers, Ltd.................................... 2,171,552   73,350,365
#   Woodside Petroleum, Ltd............................   780,069   20,717,836
    WorleyParsons, Ltd.................................    80,413      598,275
                                                                  ------------
TOTAL AUSTRALIA........................................            551,465,940
                                                                  ------------
AUSTRIA -- (0.1%)
    Erste Group Bank AG................................   358,601    7,763,419
    OMV AG.............................................    93,780    2,331,451

                                     1750

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  AUSTRIA -- (Continued)
  #   Raiffeisen Bank International AG.................    57,158 $    667,896
                                                                  ------------
  TOTAL AUSTRIA........................................             10,762,766
                                                                  ------------
  BELGIUM -- (1.3%)
      Ageas............................................   594,176   20,346,860
      Belgacom SA......................................    93,033    3,464,942
      Colruyt SA.......................................     1,956       90,217
      Delhaize Group SA................................   246,555   20,510,023
      Delhaize Group SA Sponsored ADR..................   211,600    4,378,004
  *   KBC Groep NV.....................................   354,770   19,081,314
      Solvay SA........................................   198,220   27,099,948
      UCB SA...........................................   213,849   16,624,352
      Umicore SA.......................................   187,273    7,843,184
                                                                  ------------
  TOTAL BELGIUM........................................            119,438,844
                                                                  ------------
  CANADA -- (8.0%)
      Agnico Eagle Mines, Ltd..........................   331,609   11,181,855
  #   Agrium, Inc......................................   260,162   27,746,277
      Bank of Montreal.................................   296,513   17,043,567
      Barrick Gold Corp.(2024644)......................   706,442    9,034,141
      Barrick Gold Corp.(067901108).................... 3,305,368   42,242,603
  #*  BlackBerry, Ltd.(09228F103)......................   477,288    4,844,473
  #*  BlackBerry, Ltd.(BCBHZ31)........................   435,600    4,425,589
  #   Bonavista Energy Corp............................    27,416      129,453
      Cameco Corp.(13321L108)..........................   150,635    2,111,903
      Cameco Corp.(2166160)............................   506,586    7,128,164
      Canadian Natural Resources, Ltd.(136385101)......   900,321   26,055,290
      Canadian Natural Resources, Ltd.(2171573)........ 1,849,320   53,615,290
      Canadian Oil Sands, Ltd..........................    78,900      487,420
  #   Canadian Tire Corp., Ltd. Class A................   285,569   26,336,532
  *   Catamaran Corp...................................    90,547    4,519,201
  #   Cenovus Energy, Inc..............................   591,014   11,164,254
      Crescent Point Energy Corp.(22576C101)...........    99,393    2,359,590
  #   Crescent Point Energy Corp.(B67C8W8).............   366,047    8,699,630
      Eldorado Gold Corp.(2307873).....................   881,059    4,229,527
      Eldorado Gold Corp.(284902103)...................   109,318      522,540
      Empire Co., Ltd..................................    76,425    5,563,321
      Enbridge Income Fund Holdings, Inc...............    34,200    1,108,062
  #   Encana Corp...................................... 1,622,847   19,863,647
      Enerplus Corp.(292766102)........................   129,489    1,268,992
  #   Enerplus Corp.(B584T89)..........................   291,127    2,824,896
      Ensign Energy Services, Inc......................   452,198    3,135,173
      Fairfax Financial Holdings, Ltd..................    57,761   30,682,832
      First Quantum Minerals, Ltd...................... 1,695,455   15,464,170
  #   Genworth MI Canada, Inc..........................   112,861    2,808,424
      George Weston, Ltd...............................    78,313    6,207,354
      Goldcorp, Inc.(380956409)........................     3,218       77,329
  #   Goldcorp, Inc.(2676302)..........................   668,943   16,156,340
  #   Husky Energy, Inc................................   857,666   18,460,034
  #   Industrial Alliance Insurance & Financial
        Services, Inc..................................   239,036    7,611,078
  *   Kinross Gold Corp................................ 3,868,295   13,120,604
  #   Loblaw Cos., Ltd.................................    40,951    2,034,498

                                     1751

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  CANADA -- (Continued)
  *   Lundin Mining Corp...............................   774,699 $  2,755,678
      Magna International, Inc.........................   284,118   27,298,313
      Manulife Financial Corp.(56501R106)..............   102,299    1,644,968
  #   Manulife Financial Corp.(2492519)................ 3,287,435   52,725,211
      Maple Leaf Foods, Inc............................    62,100      995,985
  #*  MEG Energy Corp..................................   108,047    1,647,872
  *   New Gold, Inc....................................   454,500    1,992,260
      Osisko Gold Royalties, Ltd.......................       600        8,070
  #   Pacific Rubiales Energy Corp.....................   892,124    2,071,115
      Pan American Silver Corp.........................    16,837      197,163
  #   Pengrowth Energy Corp............................   745,097    1,993,649
  #   Penn West Petroleum, Ltd......................... 1,034,275    1,562,767
      Precision Drilling Corp.(B5YPLH9)................   793,285    4,051,641
      Precision Drilling Corp.(74022D308)..............    14,251       72,680
  #   Sun Life Financial, Inc.......................... 1,214,527   37,142,141
      Suncor Energy, Inc.(B3NB1P2)..................... 3,750,370  111,858,836
      Suncor Energy, Inc.(867224107)...................    73,439    2,189,217
      Talisman Energy, Inc.(2068299)................... 3,783,418   28,523,762
      Talisman Energy, Inc.(87425E103).................   118,049      887,728
      Teck Resources, Ltd. Class A.....................     4,115       61,821
  #   Teck Resources, Ltd. Class B..................... 1,123,435   14,543,563
  #   Thomson Reuters Corp.............................   740,465   28,413,531
      TMX Group, Ltd...................................     9,500      351,904
  #   TransAlta Corp.(2901628).........................   822,852    7,200,845
      TransAlta Corp.(89346D107).......................    18,490      161,418
  *   Turquoise Hill Resources, Ltd.(900435108)........   127,382      366,860
  *   Turquoise Hill Resources, Ltd.(B7WJ1F5)..........   756,677    2,197,323
      West Fraser Timber Co., Ltd......................    50,666    2,909,896
      Westjet Airlines, Ltd............................     1,000       24,018
  #   Whitecap Resources, Inc..........................   248,425    2,426,186
      WSP Global, Inc..................................    73,238    1,980,948
      Yamana Gold, Inc................................. 1,426,728    5,905,871
                                                                  ------------
  TOTAL CANADA.........................................            756,427,293
                                                                  ------------
  DENMARK -- (1.4%)
      AP Moeller--Maersk A.S. Class A..................     6,630   12,974,160
      AP Moeller--Maersk A.S. Class B..................    19,275   38,949,939
      Carlsberg A.S. Class B...........................   334,440   24,558,105
      Danske Bank A.S..................................   618,288   16,002,758
      H Lundbeck A.S...................................   135,698    2,755,968
  *   Jyske Bank A.S...................................   103,976    4,706,292
      TDC A.S.......................................... 2,749,229   20,346,479
  *   Vestas Wind Systems A.S..........................   225,336    8,755,117
                                                                  ------------
  TOTAL DENMARK........................................            129,048,818
                                                                  ------------
  FINLAND -- (0.8%)
      Fortum Oyj....................................... 1,444,065   30,802,983
      Kesko Oyj Class A................................       662       23,122
      Kesko Oyj Class B................................   138,917    5,076,359
      Neste Oil Oyj....................................   270,610    7,525,234
      Stora Enso Oyj Class R........................... 1,691,951   16,416,027
      Stora Enso Oyj Sponsored ADR.....................    91,500      888,465

                                     1752

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
FINLAND -- (Continued)
    UPM-Kymmene Oyj....................................   857,615 $ 15,074,620
    UPM-Kymmene Oyj Sponsored ADR......................    69,300    1,216,908
                                                                  ------------
TOTAL FINLAND..........................................             77,023,718
                                                                  ------------
FRANCE -- (8.3%)
    AXA SA............................................. 4,004,754   93,678,971
    AXA SA Sponsored ADR...............................   140,900    3,315,377
    BNP Paribas SA.....................................   783,124   41,118,203
*   Bollore SA(BQR9N80)................................    10,000       41,810
    Bollore SA(4572709)................................ 2,053,586    8,838,389
    Bouygues SA........................................   709,374   25,278,568
    Cap Gemini SA......................................    92,794    6,734,995
    Casino Guichard Perrachon SA.......................   178,667   16,209,097
#*  CGG SA Sponsored ADR...............................   128,590      721,390
    Cie de Saint-Gobain................................ 1,278,722   54,474,425
    Cie Generale des Etablissements Michelin...........   358,828   34,943,372
    CNP Assurances.....................................   408,378    7,169,270
    Credit Agricole SA.................................   858,491   10,181,415
    Eiffage SA.........................................    46,924    2,284,622
    Electricite de France SA...........................   507,407   13,755,274
    GDF Suez........................................... 3,247,971   72,034,721
    Groupe Eurotunnel SE...............................   377,366    5,066,778
    Lafarge SA.........................................   519,321   35,581,622
    Lagardere SCA......................................   221,491    6,058,002
    Natixis SA......................................... 2,133,151   13,566,794
    Orange SA.......................................... 3,989,277   70,183,635
*   Peugeot SA......................................... 1,247,729   17,985,278
    Renault SA.........................................   759,515   58,046,967
    Rexel SA...........................................   568,634   10,624,195
    SCOR SE............................................   315,089    9,808,697
    Societe Generale SA................................ 1,060,580   42,588,977
    STMicroelectronics NV.............................. 1,904,563   15,814,278
    Total SA...........................................   718,974   36,905,340
    Vallourec SA.......................................   290,641    6,306,034
    Vivendi SA......................................... 2,935,239   69,410,746
                                                                  ------------
TOTAL FRANCE...........................................            788,727,242
                                                                  ------------
GERMANY -- (7.6%)
    Allianz SE.........................................   768,935  126,790,708
#   Allianz SE ADR..................................... 2,811,910   46,396,515
    Bayerische Motoren Werke AG........................   829,743   96,491,303
    Celesio AG.........................................   108,168    3,204,291
*   Commerzbank AG..................................... 1,603,495   19,224,775
    Daimler AG......................................... 2,214,556  200,560,781
#   Deutsche Bank AG(D18190898)........................   464,576   13,463,412
    Deutsche Bank AG(5750355)..........................   791,806   22,984,257
    Deutsche Lufthansa AG..............................   895,598   15,148,100
    Deutsche Telekom AG Sponsored ADR..................       628       10,802
    E.ON SE............................................ 2,493,630   38,601,224
    Fraport AG Frankfurt Airport Services Worldwide....    81,872    5,002,593
    Hannover Rueck SE..................................    47,074    4,219,116
    HeidelbergCement AG................................   392,698   28,878,673

                                     1753

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 GERMANY -- (Continued)
     K+S AG...........................................    444,055 $ 14,020,237
 *   Metro AG.........................................    185,805    5,717,494
     Muenchener Rueckversicherungs-Gesellschaft AG....    273,971   54,926,148
 *   Osram Licht AG...................................      7,353      338,004
 *   Talanx AG........................................     88,898    2,707,502
     Telefonica Deutschland Holding AG................  1,030,206    5,715,355
     Volkswagen AG....................................     73,902   16,408,165
                                                                  ------------
 TOTAL GERMANY........................................             720,809,455
                                                                  ------------
 HONG KONG -- (3.1%)
     Cathay Pacific Airways, Ltd......................  4,437,000   10,317,734
     Cheung Kong Holdings, Ltd........................    706,000   13,472,440
 *   FIH Mobile, Ltd..................................  2,003,000      891,030
     Great Eagle Holdings, Ltd........................    678,324    2,258,776
     Guoco Group, Ltd.................................     12,000      141,563
     Hang Lung Group, Ltd.............................    589,000    2,808,779
     Hang Lung Properties, Ltd........................    674,000    1,973,101
     Henderson Land Development Co., Ltd..............  2,750,177   19,693,976
     Hongkong & Shanghai Hotels (The).................  1,690,631    2,418,675
     Hopewell Holdings, Ltd...........................  1,244,169    4,662,665
     Hutchison Whampoa, Ltd...........................  5,076,000   67,176,617
     Kerry Logistics Network, Ltd.....................    325,000      495,704
     Kerry Properties, Ltd............................  1,777,000    6,313,405
     MTR Corp., Ltd...................................  1,136,426    5,034,402
     New World Development Co., Ltd................... 22,810,543   27,254,563
     Orient Overseas International, Ltd...............    709,500    4,623,795
     Shangri-La Asia, Ltd.............................  2,604,000    3,373,611
     Sino Land Co., Ltd...............................  4,993,765    8,376,769
     Sun Hung Kai Properties, Ltd.....................  2,883,920   46,853,888
     Swire Pacific, Ltd. Class A......................  1,011,500   13,545,576
     Swire Pacific, Ltd. Class B......................    312,500      763,426
     Wharf Holdings, Ltd. (The).......................  3,706,990   30,150,330
     Wheelock & Co., Ltd..............................  3,670,000   20,811,294
                                                                  ------------
 TOTAL HONG KONG......................................             293,412,119
                                                                  ------------
 IRELAND -- (0.2%)
 *   Bank of Ireland.................................. 30,521,940    9,186,147
     CRH P.L.C........................................    295,666    7,133,137
     CRH P.L.C. Sponsored ADR.........................    215,216    5,195,314
                                                                  ------------
 TOTAL IRELAND........................................              21,514,598
                                                                  ------------
 ISRAEL -- (0.3%)
     Azrieli Group....................................     11,195      386,202
     Bank Hapoalim BM.................................  3,220,797   14,306,947
 *   Bank Leumi Le-Israel BM..........................  3,225,754   10,754,341
     Elbit Systems, Ltd.(M3760D101)...................      1,501       92,747
     Elbit Systems, Ltd.(6308913).....................        323       19,860
 *   Israel Discount Bank, Ltd. Class A...............    832,836    1,301,217
     Migdal Insurance & Financial Holding, Ltd........     10,788       12,844
 *   Mizrahi Tefahot Bank, Ltd........................    210,410    2,296,134

                                     1754

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 ISRAEL -- (Continued)
     Teva Pharmaceutical Industries, Ltd. Sponsored
        ADR...........................................     13,324 $    757,603
                                                                  ------------
 TOTAL ISRAEL.........................................              29,927,895
                                                                  ------------
 ITALY -- (1.7%)
 *   Banca Monte dei Paschi di Siena SpA..............  5,536,180    2,502,903
 *   Banco Popolare SC................................    666,220    8,407,560
     Eni SpA..........................................    547,496    9,213,578
 *   Finmeccanica SpA.................................    185,045    2,020,981
     Intesa Sanpaolo SpA.............................. 10,630,153   31,085,326
     Mediobanca SpA...................................  1,909,740   16,542,572
 *   Telecom Italia SpA...............................  2,527,950    2,937,393
 #*  Telecom Italia SpA Sponsored ADR.................  1,874,500   21,556,750
     UniCredit SpA....................................  6,940,290   40,914,793
     Unione di Banche Italiane SCPA...................  3,582,791   24,643,520
                                                                  ------------
 TOTAL ITALY..........................................             159,825,376
                                                                  ------------
 JAPAN -- (20.8%)
     77 Bank, Ltd. (The)..............................    529,372    2,927,667
 #   Aeon Co., Ltd....................................  2,819,200   29,776,763
     Aisin Seiki Co., Ltd.............................    642,200   22,435,650
     Alfresa Holdings Corp............................    386,000    4,576,350
     Amada Co., Ltd...................................    563,600    5,136,667
     Aoyama Trading Co., Ltd..........................     20,400      685,631
     Asahi Glass Co., Ltd.............................  2,489,000   13,241,438
     Asahi Kasei Corp.................................  4,700,000   46,417,476
     Autobacs Seven Co., Ltd..........................    199,700    2,923,726
     Awa Bank, Ltd. (The).............................     65,600      353,543
     Bank of Kyoto, Ltd. (The)........................    709,400    5,947,388
     Bank of Yokohama, Ltd. (The).....................  2,785,000   15,027,478
     Canon Marketing Japan, Inc.......................    136,100    2,473,082
     Chiba Bank, Ltd. (The)...........................  1,204,000    8,113,961
     Chugoku Bank, Ltd. (The).........................    310,800    4,421,063
     Citizen Holdings Co., Ltd........................    689,600    5,504,470
 #   Coca-Cola East Japan Co., Ltd....................     42,400      705,958
     Coca-Cola West Co., Ltd..........................    159,107    2,275,750
 #   Cosmo Oil Co., Ltd...............................  1,287,364    1,735,731
     Dai Nippon Printing Co., Ltd.....................  1,335,000   12,006,187
     Dai-ichi Life Insurance Co., Ltd. (The)..........  1,110,400   14,876,705
     Daicel Corp......................................    240,700    2,992,655
     Daido Steel Co., Ltd.............................    675,000    2,643,901
 #   Daihatsu Motor Co., Ltd..........................    315,700    4,402,270
     Daiichi Sankyo Co., Ltd..........................    610,000    8,849,488
     Denki Kagaku Kogyo K.K...........................    992,000    3,908,594
     DIC Corp.........................................  1,508,000    3,733,512
     Ebara Corp.......................................    633,000    2,434,776
     Fuji Media Holdings, Inc.........................     74,400      935,239
     FUJIFILM Holdings Corp...........................    838,600   28,342,742
     Fukuoka Financial Group, Inc.....................  1,218,000    6,078,754
 #   Fukuyama Transporting Co., Ltd...................     85,000      475,281
 #   Furukawa Electric Co., Ltd.......................    633,000    1,052,987
     Glory, Ltd.......................................    185,800    4,869,167
     Gunma Bank, Ltd. (The)...........................    650,397    4,276,376

                                     1755

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
JAPAN -- (Continued)
    H2O Retailing Corp.................................    198,900 $ 3,513,213
    Hachijuni Bank, Ltd. (The).........................    620,231   4,087,308
    Hankyu Hanshin Holdings, Inc.......................  1,876,000  10,427,622
    Higo Bank, Ltd. (The)..............................    282,000   1,529,171
    Hiroshima Bank, Ltd. (The).........................  1,041,000   5,178,124
#   Hitachi Capital Corp...............................     47,000     924,054
    Hitachi Chemical Co., Ltd..........................    234,500   4,717,707
    Hitachi Construction Machinery Co., Ltd............    322,800   5,967,789
    Hitachi High-Technologies Corp.....................     30,300     941,267
    Hitachi Transport System, Ltd......................    105,000   1,373,656
    Hokuhoku Financial Group, Inc......................  1,919,000   3,954,403
    Honda Motor Co., Ltd...............................  2,839,900  85,693,275
#   House Foods Group, Inc.............................    111,600   2,232,713
    Ibiden Co., Ltd....................................    459,900   6,913,837
    Idemitsu Kosan Co., Ltd............................    337,596   5,635,115
    Iida Group Holdings Co., Ltd.......................    108,600   1,350,725
    Inpex Corp.........................................  1,335,200  14,775,797
    Isetan Mitsukoshi Holdings, Ltd....................    550,400   7,804,277
    ITOCHU Corp........................................  3,608,800  36,540,736
    Iyo Bank, Ltd. (The)...............................    476,000   5,492,629
    J Front Retailing Co., Ltd.........................    894,300  11,396,267
    JFE Holdings, Inc..................................  1,259,700  27,747,861
    Joyo Bank, Ltd. (The)..............................  1,307,000   6,569,249
    JTEKT Corp.........................................     49,900     822,958
    JX Holdings, Inc...................................  6,026,333  22,238,561
#   K's Holdings Corp..................................     77,800   2,284,975
    Kagoshima Bank, Ltd. (The).........................    358,143   2,241,018
    Kajima Corp........................................  1,305,000   5,163,261
    Kamigumi Co., Ltd..................................    442,000   4,416,924
    Kaneka Corp........................................  1,045,542   6,381,560
    Kawasaki Kisen Kaisha, Ltd.........................  3,579,000  10,244,763
    Keiyo Bank, Ltd. (The).............................    418,000   2,280,519
    Kewpie Corp........................................     47,400   1,100,541
    Kinden Corp........................................    207,000   2,451,963
    Kirin Holdings Co., Ltd............................    341,000   4,591,296
    Kobe Steel, Ltd.................................... 12,790,000  22,431,212
    Konica Minolta, Inc................................  1,762,300  19,393,071
    Kuraray Co., Ltd...................................  1,109,700  13,934,370
    Kurita Water Industries, Ltd.......................     13,500     287,597
    Kyocera Corp.......................................    229,500  10,101,364
    Kyocera Corp. Sponsored ADR........................     25,197   1,101,613
    Kyowa Hakko Kirin Co., Ltd.........................    391,000   4,452,515
    Lintec Corp........................................      5,100     112,227
    LIXIL Group Corp...................................    459,700   8,956,820
    Maeda Road Construction Co., Ltd...................     36,000     568,103
    Marubeni Corp......................................  2,982,600  16,463,161
    Marui Group Co., Ltd...............................    386,642   4,018,985
    Maruichi Steel Tube, Ltd...........................     74,700   1,766,410
    Matsumotokiyoshi Holdings Co., Ltd.................      5,000     164,777
    Medipal Holdings Corp..............................    367,600   4,288,896
    Mitsubishi Chemical Holdings Corp..................  6,096,500  31,597,125
    Mitsubishi Corp....................................  1,045,900  18,245,934
    Mitsubishi Gas Chemical Co., Inc...................    609,000   2,753,503

                                     1756

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
JAPAN -- (Continued)
    Mitsubishi Logistics Corp..........................      5,000 $     74,361
#   Mitsubishi Materials Corp..........................  4,804,000   15,148,750
    Mitsubishi Tanabe Pharma Corp......................    167,800    2,652,757
    Mitsubishi UFJ Financial Group, Inc................ 21,459,506  114,041,508
#   Mitsubishi UFJ Financial Group, Inc. ADR...........  4,781,372   25,341,272
    Mitsui & Co., Ltd..................................  1,339,800   17,048,620
    Mitsui & Co., Ltd. Sponsored ADR...................     11,723    2,977,642
    Mitsui Chemicals, Inc..............................  3,169,800    9,274,739
    Mitsui Engineering & Shipbuilding Co., Ltd.........  1,497,000    2,433,818
    Mitsui Mining & Smelting Co., Ltd..................     69,030      144,147
#   Mitsui OSK Lines, Ltd..............................  3,362,000   11,349,972
    Mizuho Financial Group, Inc........................ 51,633,200   84,426,366
    Mizuho Financial Group, Inc. ADR...................    205,757      662,538
    MS&AD Insurance Group Holdings.....................    481,553   11,708,574
    Nagase & Co., Ltd..................................    235,889    2,932,497
    Nanto Bank, Ltd. (The).............................     71,000      238,023
    NEC Corp........................................... 10,559,101   29,825,803
    NH Foods, Ltd......................................    429,536   10,619,037
    NHK Spring Co., Ltd................................    472,100    4,258,257
#   Nikon Corp.........................................    779,200    9,886,724
    Nippo Corp.........................................    148,000    2,301,322
#   Nippon Electric Glass Co., Ltd.....................    633,000    3,266,933
    Nippon Express Co., Ltd............................  3,154,238   18,401,207
    Nippon Paper Industries Co., Ltd...................    334,100    5,268,448
    Nippon Shokubai Co., Ltd...........................    308,000    4,137,208
#   Nippon Steel & Sumitomo Metal Corp................. 19,063,940   44,558,013
    Nippon Yusen K.K...................................  7,040,000   20,930,691
    Nishi-Nippon City Bank, Ltd. (The).................  1,412,569    4,587,116
    Nissan Motor Co., Ltd..............................  5,844,900   49,840,731
    Nisshin Seifun Group, Inc..........................    361,018    4,440,065
    Nisshinbo Holdings, Inc............................    305,000    3,427,343
#   NOK Corp...........................................    196,420    5,650,093
    Nomura Holdings, Inc...............................  1,414,000    7,517,741
    Nomura Real Estate Holdings, Inc...................    166,300    2,798,293
    NTN Corp...........................................  1,550,000    6,633,563
    NTT DOCOMO, Inc....................................  3,091,700   52,191,929
    NTT DOCOMO, Inc. Sponsored ADR.....................      6,118      103,272
    Obayashi Corp......................................    355,682    2,251,548
    Oji Holdings Corp..................................  3,392,000   12,786,018
    Otsuka Holdings Co., Ltd...........................    204,000    6,311,568
    Resona Holdings, Inc...............................  3,227,600   16,012,800
    Ricoh Co., Ltd.....................................  3,215,400   31,367,427
    Rohm Co., Ltd......................................    220,700   14,189,213
    Sankyo Co., Ltd....................................     82,500    2,965,056
    SBI Holdings, Inc..................................    311,800    3,331,764
    Sega Sammy Holdings, Inc...........................    103,400    1,346,495
    Seino Holdings Co., Ltd............................    315,000    3,427,616
    Sekisui Chemical Co., Ltd..........................    125,000    1,367,094
#   Sekisui House, Ltd.................................  2,117,600   27,383,789
    Shiga Bank, Ltd. (The).............................    451,185    2,516,730
#   Shinsei Bank, Ltd..................................  1,911,000    3,463,732
    Shizuoka Bank, Ltd. (The)..........................    998,000    9,119,439
    Showa Denko K.K....................................  5,905,000    7,547,040

                                     1757

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
#   Showa Shell Sekiyu K.K............................   231,300 $    2,257,384
    SKY Perfect JSAT Holdings, Inc....................   524,100      3,173,884
    Sohgo Security Services Co., Ltd..................    37,300        954,669
#   Sojitz Corp....................................... 1,906,800      2,464,738
    Sompo Japan Nipponkoa Holdings, Inc...............   373,700     10,369,056
    Sony Corp.........................................   543,800     12,790,762
#   Sony Corp. Sponsored ADR.......................... 1,493,847     34,791,697
    Sumitomo Chemical Co., Ltd........................ 6,747,000     26,544,726
    Sumitomo Corp.....................................   852,600      8,413,757
    Sumitomo Dainippon Pharma Co., Ltd................    75,200        790,513
    Sumitomo Electric Industries, Ltd................. 2,774,300     35,748,742
    Sumitomo Forestry Co., Ltd........................   493,000      4,585,384
    Sumitomo Heavy Industries, Ltd.................... 1,646,000      8,907,175
    Sumitomo Metal Mining Co., Ltd....................   794,000     11,347,908
    Sumitomo Mitsui Financial Group, Inc.............. 2,728,500     91,559,818
    Sumitomo Mitsui Trust Holdings, Inc............... 4,217,629     14,831,400
    Sumitomo Osaka Cement Co., Ltd....................   196,000        569,939
    Sumitomo Rubber Industries, Ltd...................   417,600      6,493,881
    Suzuken Co., Ltd..................................   119,500      3,366,607
    Suzuki Motor Corp.................................   493,900     15,617,197
    T&D Holdings, Inc................................. 2,073,500     23,350,901
    Taisho Pharmaceutical Holdings Co., Ltd...........    49,199      3,121,639
    Takashimaya Co., Ltd..............................   753,634      6,610,190
    TDK Corp..........................................   530,100     33,036,688
    Teijin, Ltd....................................... 3,936,450     11,726,072
    Tokai Rika Co., Ltd...............................   165,500      3,407,979
    Tokio Marine Holdings, Inc........................   692,300     24,169,709
    Tokyo Broadcasting System Holdings, Inc...........    85,300        973,547
    Toppan Printing Co., Ltd.......................... 1,032,000      6,893,823
    Toshiba TEC Corp..................................    36,000        222,075
    Tosoh Corp........................................ 1,671,000      9,008,123
    Toyo Seikan Group Holdings, Ltd...................   284,849      3,654,647
    Toyobo Co., Ltd...................................   664,000        893,038
    Toyoda Gosei Co., Ltd.............................   203,600      4,485,208
#   Toyota Boshoku Corp...............................   156,600      2,067,265
#   Toyota Tsusho Corp................................   890,000     21,077,455
#   Ube Industries, Ltd............................... 3,078,000      4,609,783
#   Ushio, Inc........................................    44,200        512,063
    Wacoal Holdings Corp..............................   179,000      1,774,230
#   Yamada Denki Co., Ltd............................. 1,608,100      5,974,303
    Yamaguchi Financial Group, Inc....................   510,148      5,307,563
    Yamaha Corp.......................................   423,000      6,160,098
    Yamato Kogyo Co., Ltd.............................    62,200      1,600,772
    Yamazaki Baking Co., Ltd..........................   341,000      5,020,550
    Yokohama Rubber Co., Ltd. (The)...................   406,000      3,819,634
                                                                 --------------
TOTAL JAPAN...........................................            1,977,724,537
                                                                 --------------
NETHERLANDS -- (2.6%)
    Aegon NV.......................................... 2,915,542     20,778,671
    Akzo Nobel NV.....................................    31,747      2,287,092
#   ArcelorMittal(B03XPL1)............................ 3,474,174     33,191,184
#   ArcelorMittal(B295F26)............................   638,488      6,155,024
    Boskalis Westminster NV...........................   170,874      7,554,086

                                     1758

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 NETHERLANDS -- (Continued)
 *   ING Groep NV.....................................  6,479,202 $ 80,552,039
 #*  ING Groep NV Sponsored ADR.......................  1,297,167   16,136,758
     Koninklijke Ahold NV.............................    246,583    4,450,440
     Koninklijke DSM NV...............................    654,058   34,691,747
     Koninklijke KPN NV...............................  3,251,631   10,035,771
     Koninklijke Philips NV...........................  1,159,088   31,961,692
     TNT Express NV...................................     72,118      471,675
                                                                  ------------
 TOTAL NETHERLANDS....................................             248,266,179
                                                                  ------------
 NEW ZEALAND -- (0.1%)
     Auckland International Airport, Ltd..............    726,822    2,350,736
     Contact Energy, Ltd..............................  1,292,916    6,635,477
     Fletcher Building, Ltd...........................    272,978    1,658,278
                                                                  ------------
 TOTAL NEW ZEALAND....................................              10,644,491
                                                                  ------------
 NORWAY -- (0.8%)
     Aker ASA Class A.................................     67,111    1,433,392
     DNB ASA..........................................  1,389,354   20,129,798
     Norsk Hydro ASA..................................  1,614,075    9,485,498
     Norsk Hydro ASA Sponsored ADR....................     59,900      354,009
 #   Seadrill, Ltd....................................    389,333    4,181,436
     SpareBank 1 SR Bank ASA..........................     35,893      225,391
     Statoil ASA......................................    990,235   16,582,752
 #   Statoil ASA Sponsored ADR........................    449,714    7,555,195
 *   Storebrand ASA...................................    777,915    2,351,623
     Subsea 7 SA......................................    669,306    5,693,468
     Yara International ASA...........................    201,845   10,508,523
                                                                  ------------
 TOTAL NORWAY.........................................              78,501,085
                                                                  ------------
 PORTUGAL -- (0.0%)
 #*  Banco Comercial Portugues SA.....................  6,525,893      459,593
 *   Banco Espirito Santo SA..........................  2,631,973           --
     EDP Renovaveis SA................................    541,158    3,617,389
                                                                  ------------
 TOTAL PORTUGAL.......................................               4,076,982
                                                                  ------------
 SINGAPORE -- (1.3%)
     CapitaLand, Ltd..................................  3,546,600    9,102,603
     City Developments, Ltd...........................    555,000    4,113,644
     DBS Group Holdings, Ltd..........................  2,067,587   30,144,628
     Golden Agri-Resources, Ltd....................... 15,835,000    4,912,069
     GuocoLand, Ltd...................................      9,000       11,949
 #   Hutchison Port Holdings Trust.................... 10,411,000    7,423,647
     Keppel Land, Ltd.................................  1,797,000    6,026,171
 #*  Neptune Orient Lines, Ltd........................  1,388,004    1,034,550
     Noble Group, Ltd................................. 12,863,000   10,062,017
     Olam International, Ltd..........................    281,000      409,104
 #   OUE, Ltd.........................................    405,000      657,727
     Singapore Airlines, Ltd..........................  2,371,600   22,151,980
     United Industrial Corp., Ltd.....................  2,016,166    5,249,746
     UOL Group, Ltd...................................  1,001,864    5,331,782
     Venture Corp., Ltd...............................    368,400    2,212,246
     Wheelock Properties Singapore, Ltd...............    861,000    1,193,755

                                     1759

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 SINGAPORE -- (Continued)
     Wilmar International, Ltd........................  4,154,000 $  9,858,233
                                                                  ------------
 TOTAL SINGAPORE......................................             119,895,851
                                                                  ------------
 SPAIN -- (2.5%)
 *   Acciona SA.......................................    101,533    7,257,973
     Banco de Sabadell SA............................. 16,018,603   40,480,371
 *   Banco Popular....................................     15,223       64,576
     Banco Popular Espanol SA.........................  3,593,049   15,187,656
     Banco Santander SA...............................  3,479,769   23,405,163
     Banco Santander SA Sponsored ADR.................    743,495    4,973,981
     CaixaBank SA.....................................  2,227,101    9,700,680
     Iberdrola SA..................................... 14,302,198   98,719,826
     Mapfre SA........................................  2,258,646    7,603,407
     Repsol SA........................................  1,624,952   28,785,631
                                                                  ------------
 TOTAL SPAIN..........................................             236,179,264
                                                                  ------------
 SWEDEN -- (3.2%)
     Boliden AB.......................................  1,081,129   16,889,104
     Holmen AB Class A................................      5,131      185,584
     Holmen AB Class B................................     26,875      969,677
     ICA Gruppen AB...................................      2,667      102,470
     Meda AB Class A..................................    308,435    4,344,020
     Nordea Bank AB...................................  3,699,255   46,964,864
     Skandinaviska Enskilda Banken AB Class A.........  3,767,728   45,369,454
 #   Skandinaviska Enskilda Banken AB Class C.........     22,560      280,627
 #*  SSAB AB Class A..................................    181,327      880,595
 *   SSAB AB Class B..................................     77,575      333,853
     Svenska Cellulosa AB Class A.....................     69,959    1,689,096
     Svenska Cellulosa AB Class B.....................  2,234,256   53,854,757
     Svenska Handelsbanken AB Class A.................    391,721   18,549,536
     Svenska Handelsbanken AB Class B.................      3,295      153,583
     Swedbank AB Class A..............................    674,237   16,310,362
     Tele2 AB Class B.................................    740,123    8,372,840
     Telefonaktiebolaget LM Ericsson Class A..........     28,098      328,744
     Telefonaktiebolaget LM Ericsson Class B..........  4,879,427   59,159,419
 #   Telefonaktiebolaget LM Ericsson Sponsored ADR....    952,162   11,549,725
     TeliaSonera AB...................................  3,717,354   22,905,443
                                                                  ------------
 TOTAL SWEDEN.........................................             309,193,753
                                                                  ------------
 SWITZERLAND -- (10.1%)
     ABB, Ltd.........................................  3,506,609   67,418,797
 #   ABB, Ltd. Sponsored ADR..........................     98,484    1,884,984
     Adecco SA........................................    571,300   42,678,122
     Aryzta AG........................................    244,085   18,298,902
     Baloise Holding AG...............................    200,163   26,054,657
     Banque Cantonale Vaudoise........................        468      273,060
     Cie Financiere Richemont SA......................    444,778   36,951,308
     Clariant AG......................................    951,816   15,292,132
     Credit Suisse Group AG...........................    290,425    6,115,143
 #   Credit Suisse Group AG Sponsored ADR.............    849,993   17,883,853
 *   Dufry AG.........................................      7,921    1,163,613
     Givaudan SA......................................      5,469    9,969,030

                                     1760

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
SWITZERLAND -- (Continued)
    Holcim, Ltd........................................    887,877 $ 62,074,035
    Julius Baer Group, Ltd.............................    245,755    9,998,327
    Lonza Group AG.....................................    162,986   19,303,444
    Novartis AG........................................  2,434,443  237,243,091
    Novartis AG ADR....................................    681,571   66,385,015
    Sulzer AG..........................................     50,596    5,357,116
    Swatch Group AG (The)..............................     44,280    3,255,119
    Swiss Life Holding AG..............................     75,209   16,783,150
    Swiss Re AG........................................  1,091,315   98,444,682
    Syngenta AG........................................     64,012   20,850,866
    UBS Group AG(BRJL176)..............................  3,486,465   58,436,829
*   UBS Group AG(H42097107)............................    500,015    8,340,250
    Zurich Insurance Group AG..........................    333,311  110,518,657
                                                                   ------------
TOTAL SWITZERLAND......................................             960,974,182
                                                                   ------------
UNITED KINGDOM -- (15.8%)
    Anglo American P.L.C...............................  3,418,604   57,103,048
    Barclays P.L.C.....................................     26,480       92,998
    Barclays P.L.C. Sponsored ADR......................  4,944,879   69,426,101
    Barratt Developments P.L.C.........................  1,006,942    6,931,262
    BP P.L.C...........................................  1,912,816   12,287,991
    BP P.L.C. Sponsored ADR............................  7,651,020  297,089,106
    Carnival P.L.C.....................................    569,266   25,486,688
#   Carnival P.L.C. ADR................................    206,977    9,222,895
    Friends Life Group, Ltd............................  3,422,696   20,467,296
    Glencore P.L.C.....................................  9,442,477   35,207,040
    HSBC Holdings P.L.C................................  9,576,787   87,619,995
    HSBC Holdings P.L.C. Sponsored ADR.................  2,106,497   96,309,042
    Investec P.L.C.....................................  1,195,168   10,042,081
#   J Sainsbury P.L.C..................................  5,377,115   20,605,161
    Kingfisher P.L.C...................................  7,866,494   40,466,528
*   Lloyds Banking Group P.L.C......................... 52,196,847   57,824,391
*   Lloyds Banking Group P.L.C. ADR....................  1,528,251    6,709,022
    Old Mutual P.L.C...................................  9,672,569   30,177,153
#   Pearson P.L.C. Sponsored ADR.......................  1,179,255   23,891,706
*   Royal Bank of Scotland Group P.L.C.................  3,666,673   19,909,015
#*  Royal Bank of Scotland Group P.L.C. Sponsored
      ADR..............................................    400,166    4,345,803
#   Royal Dutch Shell P.L.C.(B03MM73)..................  3,323,210  212,652,208
    Royal Dutch Shell P.L.C.(B03MLX2)..................    578,802   17,639,316
    Royal Dutch Shell P.L.C.(B03MM40)..................    255,146    8,077,913
    Royal Dutch Shell P.L.C. ADR.......................    755,142   46,403,476
*   RSA Insurance Group P.L.C..........................  1,030,609    7,032,648
    Standard Chartered P.L.C...........................  4,120,837   54,950,897
    Vedanta Resources P.L.C............................     64,463      360,220
    Vodafone Group P.L.C............................... 30,735,167  108,079,533
    Vodafone Group P.L.C. Sponsored ADR................  2,488,357   87,415,991

                                     1761

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
 UNITED KINGDOM -- (Continued)
       WM Morrison Supermarkets P.L.C................  9,456,529 $   25,514,875
                                                                 --------------
 TOTAL UNITED KINGDOM................................             1,499,341,399
                                                                 --------------
 TOTAL COMMON STOCKS.................................             9,103,181,787
                                                                 --------------
 PREFERRED STOCKS -- (0.2%)
 GERMANY -- (0.2%)
       Porsche Automobil Holding SE..................    254,382     21,317,902
                                                                 --------------
 RIGHTS/WARRANTS -- (0.0%)
 SPAIN -- (0.0%)
 *     Banco Santander SA............................  3,479,768        532,706
                                                                 --------------
 SECURITIES LENDING COLLATERAL -- (4.0%)
 (S)@  DFA Short Term Investment Fund................ 33,040,228    382,275,441
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $8,890,559,483)^^...........................            $9,507,307,836
                                                                 ==============

                                     1762

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
 Common Stocks
    Australia............. $   18,827,572 $  532,638,368   --    $  551,465,940
    Austria...............             --     10,762,766   --        10,762,766
    Belgium...............      4,378,004    115,060,840   --       119,438,844
    Canada................    756,427,293             --   --       756,427,293
    Denmark...............             --    129,048,818   --       129,048,818
    Finland...............      2,105,373     74,918,345   --        77,023,718
    France................      4,078,577    784,648,665   --       788,727,242
    Germany...............     59,870,729    660,938,726   --       720,809,455
    Hong Kong.............             --    293,412,119   --       293,412,119
    Ireland...............      5,195,314     16,319,284   --        21,514,598
    Israel................        850,350     29,077,545   --        29,927,895
    Italy.................     21,556,750    138,268,626   --       159,825,376
    Japan.................     64,978,034  1,912,746,503   --     1,977,724,537
    Netherlands...........     22,291,782    225,974,397   --       248,266,179
    New Zealand...........             --     10,644,491   --        10,644,491
    Norway................     12,090,640     66,410,445   --        78,501,085
    Portugal..............             --      4,076,982   --         4,076,982
    Singapore.............             --    119,895,851   --       119,895,851
    Spain.................      4,973,981    231,205,283   --       236,179,264
    Sweden................     11,549,725    297,644,028   --       309,193,753
    Switzerland...........    152,930,931    808,043,251   --       960,974,182
    United Kingdom........    853,465,350    645,876,049   --     1,499,341,399
 Preferred Stocks
    Germany...............             --     21,317,902   --        21,317,902
 Rights/Warrants
    Spain.................             --        532,706   --           532,706
 Securities Lending
    Collateral............             --    382,275,441   --       382,275,441
                           -------------- --------------   --    --------------
 TOTAL.................... $1,995,570,405 $7,511,737,431   --    $9,507,307,836
                           ============== ==============   ==    ==============

                                     1763

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                        SHARES    VALUE++
                                                        ------- -----------
COMMON STOCKS -- (88.8%)
Consumer Discretionary -- (18.2%)
    Accordia Golf Co., Ltd............................. 360,489 $ 3,670,724
#   Adastria Holdings Co., Ltd.........................  96,320   2,537,001
#   Aeon Fantasy Co., Ltd..............................  57,832     775,073
#*  AGORA Hospitality Group Co., Ltd................... 591,000     235,520
    Ahresty Corp....................................... 127,000     690,623
#*  Aigan Co., Ltd.....................................  95,200     202,189
    Aisan Industry Co., Ltd............................ 207,600   1,809,945
#   Akebono Brake Industry Co., Ltd.................... 448,700   1,584,230
#   Alpen Co., Ltd..................................... 112,500   1,652,537
    Alpha Corp.........................................  30,400     307,840
    Alpine Electronics, Inc............................ 281,600   4,355,044
    Amiyaki Tei Co., Ltd...............................  24,500     815,175
    Amuse, Inc.........................................  22,299     578,928
*   Anrakutei Co., Ltd.................................  22,000      80,244
    AOI Pro, Inc.......................................  44,800     296,630
    AOKI Holdings, Inc................................. 276,200   3,204,989
    Aoyama Trading Co., Ltd............................ 315,900  10,617,191
    Arata Corp.........................................  91,000     250,379
    Arcland Sakamoto Co., Ltd..........................  90,700   1,691,821
    Asahi Broadcasting Corp............................  21,200     169,428
#   Asahi Co., Ltd.....................................  95,000     929,558
#   Asatsu-DK, Inc..................................... 202,000   5,053,114
#*  Ashimori Industry Co., Ltd......................... 319,000     430,915
#   ASKUL Corp.........................................  46,600     724,580
#   Atom Corp.......................................... 169,300   1,269,848
    Atsugi Co., Ltd.................................... 765,000     758,462
    Autobacs Seven Co., Ltd............................ 419,100   6,135,872
#   Avex Group Holdings, Inc........................... 238,200   4,016,850
    Belluna Co., Ltd................................... 242,700   1,039,072
    Best Denki Co., Ltd................................ 396,500     496,565
#   Bic Camera, Inc.................................... 497,600   5,639,990
#   Bookoff Corp.......................................  63,000     459,630
#   BRONCO BILLY Co., Ltd..............................  19,800     653,063
    Calsonic Kansei Corp............................... 990,000   5,625,309
#   Can Do Co., Ltd....................................  65,300     851,400
    Central Sports Co., Ltd............................  32,000     543,637
    CHIMNEY Co., Ltd...................................  24,600     465,429
    Chiyoda Co., Ltd................................... 153,100   3,257,250
    Chofu Seisakusho Co., Ltd..........................  86,200   2,165,492
#   Chori Co., Ltd.....................................  73,900   1,196,834
    Chuo Spring Co., Ltd............................... 202,000     565,316
#*  Clarion Co., Ltd................................... 789,000   2,327,552
    Cleanup Corp....................................... 133,500     987,914
#   Colowide Co., Ltd.................................. 353,900   5,969,450
    Corona Corp........................................  82,400     817,076
#   Cross Plus, Inc....................................  22,000     148,633
#   DA Consortium, Inc................................. 148,200     629,363
    Daido Metal Co., Ltd............................... 190,000   1,783,309
    Daidoh, Ltd........................................ 141,200     613,503
    Daiichikosho Co., Ltd.............................. 187,900   5,441,513
    Daikoku Denki Co., Ltd.............................  44,700     715,950

                                     1764

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
Consumer Discretionary -- (Continued)
    Daimaruenawin Co., Ltd.............................       400 $    2,624
#   Dainichi Co., Ltd..................................    49,300    321,292
#   Daisyo Corp........................................    54,300    684,747
    DCM Holdings Co., Ltd..............................   546,000  3,642,874
#   Descente, Ltd......................................   254,000  2,879,087
    Doshisha Co., Ltd..................................   144,400  2,253,943
    Doutor Nichires Holdings Co., Ltd..................   182,086  2,588,000
#   Dunlop Sports Co., Ltd.............................    77,500    858,562
    Dynic Corp.........................................   174,000    261,769
    Eagle Industry Co., Ltd............................   151,500  2,821,657
#   EDION Corp.........................................   528,800  3,921,633
    Exedy Corp.........................................   193,300  4,250,894
    F T Communications Co., Ltd........................    12,300    191,772
    F-Tech, Inc........................................    30,300    299,094
#   FCC Co., Ltd.......................................   203,300  3,865,127
#   Fields Corp........................................    93,500  1,188,410
    Fine Sinter Co., Ltd...............................    49,000    146,900
#   First Juken Co., Ltd...............................    18,500    195,826
    Foster Electric Co., Ltd...........................   134,300  2,522,887
    France Bed Holdings Co., Ltd.......................   711,000  1,084,880
#   Fuji Co. Ltd/Ehime.................................   110,800  2,011,564
#   Fuji Corp., Ltd....................................   134,800    766,268
    Fuji Kiko Co., Ltd.................................   148,000    674,368
#   Fuji Kyuko Co., Ltd................................   161,000  1,690,939
    Fuji Oozx, Inc.....................................     6,000     25,591
#   Fujibo Holdings, Inc...............................   763,000  2,010,915
#   Fujikura Rubber, Ltd...............................    75,200    508,974
    Fujishoji Co., Ltd.................................    32,400    406,649
    Fujita Kanko, Inc..................................   108,000    427,560
    Fujitsu General, Ltd...............................   381,000  3,737,147
    FuKoKu Co., Ltd....................................    42,000    457,907
    Funai Electric Co., Ltd............................    41,000    493,793
#   Furukawa Battery Co, Ltd. (The)....................    98,000    802,865
    Futaba Industrial Co., Ltd.........................   329,300  1,644,574
    G-7 Holdings, Inc..................................    29,200    248,447
    G-Tekt Corp........................................    96,900    923,222
#   Gakken Holdings Co., Ltd...........................   322,000    677,629
#   Genki Sushi Co., Ltd...............................    32,900    795,327
#   Geo Holdings Corp..................................   219,400  2,146,716
#   GLOBERIDE, Inc.....................................   641,000  1,038,385
    Goldwin, Inc.......................................   188,000  1,055,905
    Gourmet Kineya Co., Ltd............................    87,000    694,934
    GSI Creos Corp.....................................   345,000    385,020
    Gulliver International Co., Ltd....................   396,400  3,146,091
    Gunze, Ltd......................................... 1,111,000  2,877,838
#   H-One Co., Ltd.....................................    69,500    389,594
    H2O Retailing Corp.................................   299,605  5,291,987
#   Hagihara Industries, Inc...........................    27,400    453,355
    Hakuyosha Co., Ltd.................................    65,000    139,256
#   Happinet Corp......................................    96,500  1,075,288
    Hard Off Corp. Co., Ltd............................    52,500    503,893
    Haruyama Trading Co., Ltd..........................    47,900    293,048
    HI-LEX Corp........................................    57,600  1,650,213

                                     1765

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
Consumer Discretionary -- (Continued)
#   Hiday Hidaka Corp..................................    61,464 $1,933,283
    Higashi Nihon House Co., Ltd.......................   229,500  1,002,275
#   Himaraya Co., Ltd..................................    35,900    304,901
#   Hiramatsu, Inc.....................................   161,300    879,793
#   HIS Co., Ltd.......................................   156,900  5,380,014
    Honeys Co., Ltd....................................   109,140    973,193
#   Hoosiers Holdings Co., Ltd.........................   186,400    780,930
    Ichibanya Co., Ltd.................................    48,600  2,015,030
#   Ichikoh Industries, Ltd............................   294,000    605,023
#   IJT Technology Holdings Co., Ltd...................   128,280    560,077
    Ikyu Corp..........................................   118,500  1,545,718
#   Imasen Electric Industrial.........................    90,600  1,169,128
#   Imperial Hotel, Ltd................................    14,200    310,828
    Intage Holdings, Inc...............................    86,600  1,225,886
*   Izuhakone Railway Co., Ltd.........................       300         --
*   Izutsuya Co., Ltd..................................   617,000    334,166
#*  Janome Sewing Machine Co., Ltd..................... 1,095,000  1,265,797
    Japan Vilene Co., Ltd..............................   162,000    823,859
    Japan Wool Textile Co., Ltd. (The).................   353,000  2,353,741
#   Jin Co., Ltd.......................................    82,300  2,507,523
    Joban Kosan Co., Ltd...............................   352,000    471,326
#   Joshin Denki Co., Ltd..............................   211,000  1,776,223
#   JP-Holdings, Inc...................................   307,500    946,071
#*  JVC Kenwood Corp...................................   959,030  2,273,317
#   K's Holdings Corp..................................   179,900  5,283,637
*   Kadokawa Dwango Corp...............................   253,333  3,750,245
    Kasai Kogyo Co., Ltd...............................   142,300  1,210,569
#   Kawai Musical Instruments Manufacturing Co., Ltd...    46,000    908,424
    Keihin Corp........................................   275,300  4,388,111
#   Keiyo Co., Ltd.....................................   181,300    860,940
#   KFC Holdings Japan, Ltd............................    77,000  1,432,074
#*  Kintetsu Department Store Co., Ltd.................   149,000    425,006
    Kinugawa Rubber Industrial Co., Ltd................   290,000  1,299,555
    Kitamura Co., Ltd..................................     2,000     12,832
*   KNT-CT Holdings Co., Ltd...........................   641,000    873,787
#   Kohnan Shoji Co., Ltd..............................   194,000  2,193,114
#   Kojima Co., Ltd....................................   167,300    447,258
    Komatsu Seiren Co., Ltd............................   138,300    625,796
    Komeri Co., Ltd....................................   197,000  4,225,293
#   Konaka Co., Ltd....................................   126,060    658,364
    Koshidaka Holdings Co., Ltd........................    45,400    825,365
#   Kourakuen Corp.....................................    24,800    345,710
#   KU Holdings Co., Ltd...............................   136,400    736,512
    Kura Corp..........................................    70,500  2,124,018
    Kurabo Industries, Ltd............................. 1,301,000  2,181,774
#   Kuraudia Co., Ltd..................................     5,700     65,411
#   KYB Co., Ltd....................................... 1,154,000  4,579,261
#   Kyoritsu Maintenance Co., Ltd......................    61,060  3,410,718
#   Kyoto Kimono Yuzen Co., Ltd........................    71,400    608,184
#*  Laox Co., Ltd......................................   566,000  1,263,363
    LEC, Inc...........................................    42,800    475,679
#   Look, Inc..........................................   235,000    441,843
#   Mamiya-Op Co., Ltd.................................   331,000    619,858

                                     1766

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
Consumer Discretionary -- (Continued)
#   Marche Corp........................................     6,900 $    52,772
#   Mars Engineering Corp..............................    50,500     893,399
#*  Maruei Department Store Co., Ltd...................    17,000      20,108
#*  Maruzen CHI Holdings Co., Ltd......................    29,800      90,011
#   Matsuya Foods Co., Ltd.............................    48,200   1,011,547
    Meiko Network Japan Co., Ltd.......................   126,900   1,313,026
#   Meiwa Estate Co., Ltd..............................    56,900     236,230
    Mikuni Corp........................................   121,000     452,773
    Misawa Homes Co., Ltd..............................   168,800   1,495,489
    Mitsuba Corp.......................................   214,690   3,809,879
    Mitsui Home Co., Ltd...............................   170,000     715,468
#   Mizuno Corp........................................   596,000   2,931,032
    Monogatari Corp. (The).............................    25,400     880,710
    Mr Max Corp........................................   119,000     292,373
    Murakami Corp......................................    11,000     160,022
#   Musashi Seimitsu Industry Co., Ltd.................   132,600   2,496,714
    Nafco Co., Ltd.....................................    34,300     467,719
#   Nagawa Co., Ltd....................................     8,900     222,567
#*  Naigai Co., Ltd.................................... 1,450,000     759,985
    Nakayamafuku Co., Ltd..............................     9,500      71,793
    Next Co., Ltd......................................   143,600   1,198,231
#   Nexyz Corp.........................................    11,900      58,945
    Nice Holdings, Inc.................................   460,000     738,868
    Nifco, Inc.........................................   295,500  10,179,090
    Nihon Eslead Corp..................................    34,900     363,244
#   Nihon Plast Co., Ltd...............................    11,300      91,983
    Nihon Tokushu Toryo Co., Ltd.......................    61,700     391,139
    Nippon Felt Co., Ltd...............................    58,200     271,809
    Nippon Piston Ring Co., Ltd........................   500,000   1,005,961
    Nippon Seiki Co., Ltd..............................   224,400   5,074,768
    Nishikawa Rubber Co., Ltd..........................    15,000     249,070
#   Nishimatsuya Chain Co., Ltd........................   307,700   2,450,991
    Nissan Tokyo Sales Holdings Co., Ltd...............   236,000     528,268
#   Nissei Build Kogyo Co., Ltd........................   339,000     804,954
#*  Nissen Holdings Co., Ltd...........................    59,900     155,183
    Nissin Kogyo Co., Ltd..............................   230,200   3,524,043
    Nittan Valve Co., Ltd..............................    82,800     230,904
    Nojima Corp........................................    13,700     159,817
    Ohashi Technica, Inc...............................    33,000     437,218
#   Ohsho Food Service Corp............................    72,500   2,912,261
#   Onward Holdings Co., Ltd...........................   757,000   4,881,785
    OPT, Inc...........................................    81,500     443,285
#   Otsuka Kagu, Ltd...................................    39,700     346,342
    Pacific Industrial Co., Ltd........................   239,800   1,946,194
#   Pal Co., Ltd.......................................    69,500   1,805,259
    Paltac Corp........................................   201,234   2,532,976
    PanaHome Corp......................................   494,200   2,969,230
    Parco Co., Ltd.....................................   116,400     991,317
    Paris Miki Holdings, Inc...........................   155,600     631,269
    PIA Corp...........................................     5,500     102,271
    Piolax, Inc........................................    58,300   2,800,610
#*  Pioneer Corp....................................... 1,976,400   3,716,687
    Plenus Co., Ltd....................................   135,700   2,333,603

                                     1767

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
Consumer Discretionary -- (Continued)
#   Press Kogyo Co., Ltd............................... 615,000 $2,071,849
#   Pressance Corp.....................................  40,700  1,300,492
    Proto Corp.........................................  64,100  1,004,139
    Renaissance, Inc...................................  57,700    568,111
#*  Renown, Inc........................................ 336,200    319,194
#   Resort Solution Co., Ltd........................... 180,000    398,559
#   Resorttrust, Inc................................... 127,416  3,051,609
    Rhythm Watch Co., Ltd.............................. 595,000    821,825
#   Riberesute Corp....................................  14,500     85,579
#   Right On Co., Ltd..................................  89,925    567,027
    Riken Corp......................................... 537,000  2,103,009
    Ringer Hut Co., Ltd................................  69,000  1,355,403
#   Round One Corp..................................... 446,000  2,785,094
    Royal Holdings Co., Ltd............................ 182,400  2,608,336
    Sac's Bar Holdings, Inc............................  94,050  1,355,360
#   Saizeriya Co., Ltd................................. 190,700  3,086,892
#   Sakai Ovex Co., Ltd................................ 378,000    571,507
    San Holdings, Inc..................................  15,400    240,484
    Sanden Corp........................................ 706,000  3,297,229
    Sanei Architecture Planning Co., Ltd...............  53,700    410,263
    Sangetsu Co., Ltd.................................. 178,025  4,767,844
#   Sanko Marketing Foods Co., Ltd.....................  30,400    234,002
    Sankyo Seiko Co., Ltd.............................. 188,700    763,492
    Sanoh Industrial Co., Ltd.......................... 140,500    884,185
#   Sanyo Electric Railway Co., Ltd.................... 152,000    596,906
    Sanyo Housing Nagoya Co., Ltd......................  38,600    420,155
    Sanyo Shokai, Ltd.................................. 688,000  1,621,024
    Sato Restaurant Systems Co., Ltd...................  59,200    520,685
#   Scroll Corp........................................ 171,100    415,132
#   Seiko Holdings Corp................................ 954,407  5,205,651
#   Seiren Co., Ltd.................................... 300,900  2,452,632
#   Senshukai Co., Ltd................................. 186,700  1,316,524
#   Septeni Holdings Co., Ltd..........................  58,100    619,185
#   Seria Co., Ltd..................................... 121,700  3,512,563
#   Shidax Corp........................................  92,500    423,425
#   Shikibo, Ltd....................................... 802,000    803,608
    Shimachu Co., Ltd.................................. 305,800  7,665,006
    Shimojima Co., Ltd.................................  25,900    234,152
    Shiroki Corp....................................... 285,000    748,181
    Shobunsha Publications, Inc........................ 273,500  2,008,457
    Shochiku Co., Ltd.................................. 220,000  2,182,359
    Showa Corp......................................... 326,700  3,318,889
    SKY Perfect JSAT Holdings, Inc..................... 552,500  3,345,871
    SNT Corp...........................................  88,700    399,847
    Soft99 Corp........................................  70,600    394,537
    Sotoh Co., Ltd.....................................  42,600    369,580
    SPK Corp...........................................  18,600    324,438
    St Marc Holdings Co., Ltd..........................  49,000  3,150,844
    Starts Corp., Inc.................................. 152,400  2,112,652
    Step Co., Ltd......................................  40,700    288,022
    Studio Alice Co., Ltd..............................  63,100    988,256
    Suminoe Textile Co., Ltd........................... 342,000    859,495
    Sumitomo Forestry Co., Ltd......................... 276,466  2,571,405

                                     1768

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
Consumer Discretionary -- (Continued)
    Sumitomo Riko Co, Ltd..............................   238,200 $1,941,871
    Suncall Corp.......................................    27,000    156,309
    T RAD Co., Ltd.....................................   424,000    864,287
    T-Gaia Corp........................................   161,400  1,753,300
#   Tachi-S Co., Ltd...................................   167,540  2,440,767
#   Tachikawa Corp.....................................    50,800    287,713
    Taiho Kogyo Co., Ltd...............................   101,000  1,123,069
    Takamatsu Construction Group Co., Ltd..............    83,600  1,725,860
#   Takata Corp........................................   120,100  1,400,756
    Take And Give Needs Co., Ltd.......................    55,670    453,895
    Takihyo Co., Ltd...................................    76,000    266,959
#   Tama Home Co., Ltd.................................    98,700    446,220
    Tamron Co., Ltd....................................   111,400  2,175,896
*   TASAKI & Co., Ltd..................................     8,300    132,453
    TBK Co., Ltd.......................................   119,000    617,924
*   Ten Allied Co., Ltd................................    50,000    164,321
    Tigers Polymer Corp................................    52,100    344,548
    Toa Corp...........................................   137,500  1,379,919
#   Toabo Corp.........................................   548,000    353,478
#   Toei Animation Co., Ltd............................    22,500    771,264
    Toei Co., Ltd......................................   421,000  2,438,304
    Tohokushinsha Film Corp............................    22,500    162,554
    Tokai Rika Co., Ltd................................   295,500  6,084,941
#   Token Corp.........................................    48,050  1,991,467
#   Tokyo Dome Corp.................................... 1,229,200  5,685,397
    Tokyo Individualized Educational Institute, Inc....    72,000    214,172
    Tokyotokeiba Co., Ltd..............................   267,000    666,082
#   Tokyu Recreation Co., Ltd..........................    81,000    463,658
#   Tomy Co., Ltd......................................   385,193  2,133,732
    Topre Corp.........................................   222,100  3,054,478
#   Toridoll.corp......................................   128,800  1,869,223
    Tosho Co., Ltd.....................................    45,100  1,137,406
    Tow Co., Ltd.......................................     5,600     41,546
    TPR Co., Ltd.......................................   132,400  3,350,422
    TS Tech Co., Ltd...................................   136,000  3,426,520
    TSI Holdings Co., Ltd..............................   443,295  2,534,139
#   Tsukada Global Holdings, Inc.......................   112,600    691,448
#   Tsukamoto Corp. Co., Ltd...........................   190,000    220,571
    Tsutsumi Jewelry Co., Ltd..........................    48,600  1,037,833
    Tv Tokyo Holdings Corp.............................    12,200    266,982
#   Tyo, Inc...........................................   313,000    461,102
#   U-Shin, Ltd........................................   130,600    783,139
    Unipres Corp.......................................   227,800  3,962,765
    United Arrows, Ltd.................................   142,400  4,047,466
*   Unitika, Ltd....................................... 3,182,000  1,481,068
#   Universal Entertainment Corp.......................    90,200  1,525,075
#*  Usen Corp..........................................   771,880  2,023,091
#   Village Vanguard Co., Ltd..........................    33,000    391,930
    VT Holdings Co., Ltd...............................   499,500  2,010,215
    Wacoal Holdings Corp...............................   643,000  6,373,350
*   Watabe Wedding Corp................................    23,400     99,911
#   WATAMI Co., Ltd....................................   138,100  1,366,958
#   West Holdings Corp.................................    99,600    789,090

                                     1769

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- ------------
Consumer Discretionary -- (Continued)
    Workman Co., Ltd...................................     900 $     44,227
    Wowow, Inc.........................................  28,300    1,220,730
    Xebio Co., Ltd..................................... 161,000    2,492,094
#   Yachiyo Industry Co., Ltd..........................  15,700      132,891
#   Yamato International, Inc..........................   8,200       29,948
    Yellow Hat, Ltd....................................  95,400    1,866,093
#   Yomiuri Land Co., Ltd.............................. 254,000    1,014,675
#   Yondoshi Holdings, Inc............................. 114,620    1,755,671
    Yonex Co., Ltd.....................................  45,600      459,321
    Yorozu Corp........................................ 105,800    2,048,804
#   Yoshinoya Holdings Co., Ltd........................ 275,300    3,117,571
    Yutaka Giken Co., Ltd..............................   2,500       52,185
#   Zenrin Co., Ltd.................................... 156,000    2,007,071
#   Zensho Holdings Co., Ltd........................... 694,300    6,277,634
#   Zojirushi Corp..................................... 184,000    1,230,696
                                                                ------------
Total Consumer Discretionary...........................          511,934,615
                                                                ------------
Consumer Staples -- (8.2%)
    Aderans Co., Ltd................................... 133,000    1,180,686
#   Aeon Hokkaido Corp................................. 339,700    2,023,603
#   Ain Pharmaciez, Inc................................ 142,400    4,589,381
    Arcs Co., Ltd...................................... 196,400    4,046,572
    Ariake Japan Co., Ltd.............................. 111,800    3,037,184
#   Artnature, Inc.....................................  95,500      998,536
    Axial Retailing, Inc...............................  86,300    1,985,992
    Belc Co., Ltd......................................  60,800    1,686,901
    Cawachi, Ltd.......................................  90,500    1,442,559
    CFS Corp...........................................  15,400      103,873
    Chubu Shiryo Co., Ltd.............................. 118,000      659,421
    Chuo Gyorui Co., Ltd...............................  93,000      221,579
    Coca-Cola West Co., Ltd............................ 240,800    3,444,227
    Cocokara fine, Inc................................. 107,260    2,657,703
    CREATE SD HOLDINGS Co., Ltd........................  52,900    1,797,366
    Daikokutenbussan Co., Ltd..........................  36,800    1,426,307
    Dr Ci:Labo Co., Ltd................................  85,200    2,927,121
    Dydo Drinco, Inc...................................  43,900    1,802,462
#   Earth Chemical Co., Ltd............................  79,400    2,652,076
#   Fancl Corp......................................... 232,200    3,716,331
*   Feed One Holdings Co., Ltd......................... 836,040      780,754
#*  First Baking Co., Ltd.............................. 183,000      203,519
    Fuji Oil Co. Ltd/Osaka............................. 367,600    4,722,956
    Fujicco Co., Ltd................................... 123,600    2,206,486
*   Fujiya Co., Ltd....................................  61,000       99,987
    Genky Stores, Inc..................................  12,100      978,472
    Hagoromo Foods Corp................................  39,000      367,198
    Heiwado Co., Ltd................................... 184,300    3,907,416
#   Hokkaido Coca-Cola Bottling Co., Ltd...............  87,000      389,328
#   Hokuto Corp........................................ 133,900    2,464,496
#   House Foods Group, Inc............................. 202,800    4,057,296
    Inageya Co., Ltd................................... 178,200    1,973,392
#   Ito En, Ltd........................................  56,400    1,083,451
#   Itochu-Shokuhin Co., Ltd...........................  27,400      934,486
#   Itoham Foods, Inc.................................. 960,800    5,485,505

                                     1770

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
Consumer Staples -- (Continued)
    J-Oil Mills, Inc...................................   587,000 $2,099,302
#   Kagome Co., Ltd....................................    18,900    299,308
#   Kakiyasu Honten Co., Ltd...........................    25,700    426,474
    Kameda Seika Co., Ltd..............................    74,100  2,498,778
    Kansai Super Market, Ltd...........................    16,700    114,141
#   Kasumi Co., Ltd....................................   248,100  2,080,947
    Kato Sangyo Co., Ltd...............................   118,000  2,163,481
#   Kenko Mayonnaise Co., Ltd..........................    48,900    696,232
    KEY Coffee, Inc....................................   112,000  1,614,644
*   Kirindo Holdings Co., Ltd..........................    28,300    196,607
#   Kobe Bussan Co., Ltd...............................    27,400  1,132,054
#   Kotobuki Spirits Co., Ltd..........................    31,300    721,926
    Kusuri No Aoki Co., Ltd............................    50,200  3,334,934
    Kyokuyo Co., Ltd...................................   563,000  1,323,898
#   Life Corp..........................................   183,400  2,623,955
#   Lion Corp.......................................... 1,164,000  6,323,329
    Mandom Corp........................................   121,500  4,102,446
    Marudai Food Co., Ltd..............................   650,000  2,327,995
    Maruha Nichiro Corp................................   231,507  3,445,108
    Matsumotokiyoshi Holdings Co., Ltd.................   230,300  7,589,632
#   Maxvalu Nishinihon Co., Ltd........................     3,200     45,876
    Maxvalu Tokai Co., Ltd.............................    57,500    878,907
    Medical System Network Co., Ltd....................    78,200    246,205
    Megmilk Snow Brand Co., Ltd........................   266,000  3,656,894
    Meito Sangyo Co., Ltd..............................    53,700    533,811
    Milbon Co., Ltd....................................    71,676  2,027,451
#   Ministop Co., Ltd..................................    90,700  1,223,922
#   Mitsubishi Shokuhin Co., Ltd.......................    87,800  1,948,905
    Mitsui Sugar Co., Ltd..............................   541,850  1,837,371
    Miyoshi Oil & Fat Co., Ltd.........................   390,000    459,181
    Morinaga & Co., Ltd................................ 1,167,000  3,630,853
    Morinaga Milk Industry Co., Ltd.................... 1,167,000  5,045,109
    Morozoff, Ltd......................................   146,000    457,916
    Nagatanien Co., Ltd................................   129,000  1,244,806
    Nakamuraya Co., Ltd................................   189,000    765,691
    Natori Co., Ltd....................................    21,300    254,009
    Nichimo Co., Ltd...................................   170,000    289,143
    Nichirei Corp...................................... 1,544,000  8,184,602
#   Nihon Chouzai Co., Ltd.............................    15,980    505,082
    Niitaka Co., Ltd...................................     2,060     19,631
    Nippon Beet Sugar Manufacturing Co., Ltd...........   626,000  1,088,933
    Nippon Flour Mills Co., Ltd........................   730,000  3,462,250
*   Nippon Suisan Kaisha, Ltd.......................... 1,523,100  5,262,942
#   Nisshin Oillio Group, Ltd. (The)...................   699,000  2,542,341
    Nissin Sugar Co., Ltd..............................    19,600    411,502
    Nitto Fuji Flour Milling Co., Ltd..................    64,000    174,036
    Noevir Holdings Co., Ltd...........................    70,500  1,283,248
    Oenon Holdings, Inc................................   316,000    582,393
#   OIE Sangyo Co., Ltd................................    20,900    149,865
    Okuwa Co., Ltd.....................................   120,000    978,422
    Olympic Group Corp.................................    64,900    463,079
    OUG Holdings, Inc..................................    29,000     56,797
    Prima Meat Packers, Ltd............................   884,000  2,298,536

                                     1771

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
Consumer Staples -- (Continued)
#   Qol Co., Ltd.......................................    54,100 $    385,851
#   Riken Vitamin Co., Ltd.............................    79,200    3,003,176
#   Rock Field Co., Ltd................................    60,500    1,078,609
#   Rokko Butter Co., Ltd..............................    45,800      413,157
    S Foods, Inc.......................................    77,762    1,395,060
    S&B Foods, Inc.....................................       499       18,871
#   Sakata Seed Corp...................................   187,900    3,263,402
    San-A Co., Ltd.....................................   101,600    3,391,973
    Sapporo Holdings, Ltd.............................. 1,993,000    8,395,035
#   Shoei Foods Corp...................................    47,000      368,165
    Showa Sangyo Co., Ltd..............................   524,000    2,158,409
    Sogo Medical Co., Ltd..............................    28,700    1,382,681
    ST Corp............................................    78,900      681,416
    Starzen Co., Ltd...................................   358,000    1,238,611
#   Takara Holdings, Inc...............................   939,300    5,991,433
#   Tobu Store Co., Ltd................................   205,000      489,464
    Toho Co., Ltd......................................   212,000      785,205
#   Tohto Suisan Co., Ltd..............................   173,000      284,334
#   Torigoe Co., Ltd. (The)............................    82,600      500,035
    Toyo Sugar Refining Co., Ltd.......................   157,000      134,637
#   UNY Group Holdings Co., Ltd........................ 1,510,900    8,693,068
    Valor Co., Ltd.....................................   218,200    4,115,968
    Warabeya Nichiyo Co., Ltd..........................    85,860    1,436,404
    Welcia Holdings Co., Ltd...........................    72,600    2,672,330
    Yaizu Suisankagaku Industry Co., Ltd...............    47,400      414,974
    Yamatane Corp......................................   535,000      792,044
#   Yamaya Corp........................................    24,700      324,600
    Yaoko Co., Ltd.....................................    52,900    3,439,010
#   Yokohama Reito Co., Ltd............................   270,600    1,877,035
    Yomeishu Seizo Co., Ltd............................   100,000      779,833
    Yonekyu Corp.......................................    23,700      368,749
    Yuasa Funashoku Co., Ltd...........................   125,000      354,894
    Yutaka Foods Corp..................................     6,000       94,113
                                                                  ------------
Total Consumer Staples.................................            229,902,068
                                                                  ------------
Energy -- (0.9%)
#   BP Castrol K.K.....................................    66,500      618,195
#   Cosmo Oil Co., Ltd................................. 3,555,000    4,793,146
    Fuji Kosan Co., Ltd................................    33,100      168,204
#   Fuji Oil Co., Ltd..................................   293,100      873,891
    Itochu Enex Co., Ltd...............................   311,000    2,424,346
#   Japan Drilling Co., Ltd............................    35,800    1,281,280
    Japan Oil Transportation Co., Ltd..................    84,000      164,797
    Mitsuuroko Group Holdings Co., Ltd.................   190,200      901,315
#   Nippon Coke & Engineering Co., Ltd................. 1,410,500    1,312,315
#   Nippon Gas Co., Ltd................................   195,000    4,794,106
    Nippon Seiro Co., Ltd..............................    64,000      137,631
#   Sala Corp..........................................   128,500      650,023
    San-Ai Oil Co., Ltd................................   319,000    2,116,829
    Shinko Plantech Co., Ltd...........................   244,100    1,823,813
#   Sinanen Co., Ltd...................................   268,000    1,049,252
#   Toa Oil Co., Ltd...................................   427,000      526,653

                                     1772

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
Energy -- (Continued)
    Toyo Kanetsu K.K...................................   642,000 $ 1,311,019
                                                                  -----------
Total Energy...........................................            24,946,815
                                                                  -----------
Financials -- (10.0%)
    77 Bank, Ltd. (The)................................     4,000      22,122
    Aichi Bank, Ltd. (The).............................    54,200   2,659,534
    Airport Facilities Co., Ltd........................   136,670     805,226
#   Aizawa Securities Co., Ltd.........................   159,400     797,529
    Akita Bank, Ltd. (The)............................. 1,130,400   3,134,518
    Anabuki Kosan, Inc.................................    22,000      46,915
    Aomori Bank, Ltd. (The)............................ 1,220,000   3,605,337
    Asax Co., Ltd......................................     1,700      21,990
    Awa Bank, Ltd. (The)............................... 1,185,000   6,386,416
#   Bank of Iwate, Ltd. (The)..........................   105,100   4,271,554
    Bank of Kochi, Ltd. (The)..........................   213,000     277,658
    Bank of Nagoya, Ltd. (The)......................... 1,036,297   3,731,238
#   Bank of Okinawa, Ltd. (The)........................   113,200   4,529,561
    Bank of Saga, Ltd. (The)...........................   809,000   1,846,797
    Bank of the Ryukyus, Ltd...........................   233,980   3,236,953
    Chiba Kogyo Bank, Ltd. (The).......................   239,900   1,635,332
    Chukyo Bank, Ltd. (The)............................   702,000   1,233,243
    Daibiru Corp.......................................   312,400   2,748,653
    Daiichi Commodities Co., Ltd.......................    13,700      52,751
#   Daikyo, Inc........................................ 1,959,000   2,895,086
#   Daisan Bank, Ltd. (The)............................   832,000   1,379,559
    Daishi Bank, Ltd. (The)............................ 2,061,000   6,857,473
    Daito Bank, Ltd. (The).............................   898,000   1,079,190
#   Dream Incubator, Inc...............................    19,500     358,117
    DSB Co, Ltd........................................    57,400     376,782
#   Ehime Bank, Ltd. (The).............................   931,000   1,979,340
    Eighteenth Bank, Ltd. (The)........................ 1,099,000   3,176,664
#   FIDEA Holdings Co., Ltd............................   879,100   1,565,166
#   Financial Products Group Co., Ltd..................   138,300   1,951,802
    Fukui Bank, Ltd. (The)............................. 1,283,000   2,862,285
    Fukushima Bank, Ltd. (The)......................... 1,462,000   1,076,321
    Fuyo General Lease Co., Ltd........................    84,100   2,707,243
    GCA Savvian Corp...................................    90,600     912,026
    Goldcrest Co., Ltd.................................   104,790   1,633,119
    Grandy House Corp..................................    14,200      35,591
    Heiwa Real Estate Co., Ltd.........................   255,900   3,641,605
    Higashi-Nippon Bank, Ltd. (The)....................   872,000   2,453,570
#   Higo Bank, Ltd. (The).............................. 1,157,000   6,273,940
    Hokkoku Bank, Ltd. (The)........................... 1,792,000   5,717,381
    Hokuetsu Bank, Ltd. (The).......................... 1,315,000   2,392,875
    Hyakugo Bank, Ltd. (The)........................... 1,534,609   6,497,637
    Hyakujushi Bank, Ltd. (The)........................ 1,553,000   5,213,207
    IBJ Leasing Co., Ltd...............................    64,900   1,222,481
    Ichiyoshi Securities Co., Ltd......................   234,400   2,371,516
    Iwai Cosmo Holdings, Inc...........................   121,600   1,383,404
#*  Japan Asia Investment Co., Ltd.....................   312,000     189,111
#   Jimoto Holdings, Inc...............................   435,000     815,173
#   Jowa Holdings Co., Ltd.............................    59,800   1,849,489
    Juroku Bank, Ltd. (The)............................ 2,060,000   6,797,512

                                     1773

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
Financials -- (Continued)
#   kabu.com Securities Co., Ltd.......................   503,700 $2,725,336
    Kabuki-Za Co., Ltd.................................    39,000  1,672,176
    Kagoshima Bank, Ltd. (The).........................   990,000  6,194,753
#   Kansai Urban Banking Corp..........................   153,500  1,545,079
    Keihanshin Building Co., Ltd.......................   201,100  1,195,660
    Keiyo Bank, Ltd. (The)............................. 1,367,000  7,458,060
    Kita-Nippon Bank, Ltd. (The).......................    50,506  1,328,398
    Kiyo Bank, Ltd. (The)..............................   382,290  4,769,265
#   Kosei Securities Co., Ltd. (The)...................    11,000     20,402
    Kyokuto Securities Co., Ltd........................   127,900  1,842,169
    Land Business Co., Ltd.............................    59,500    205,016
*   Leopalace21 Corp................................... 1,523,700  9,858,803
*   Lifenet Insurance Co...............................    30,900     77,914
    Marusan Securities Co., Ltd........................   402,500  2,782,625
#   Michinoku Bank, Ltd. (The).........................   856,000  1,604,784
    Mie Bank, Ltd. (The)...............................   521,000  1,154,626
    Minato Bank, Ltd. (The)............................ 1,115,000  2,146,258
    Mito Securities Co., Ltd...........................   348,300  1,210,177
    Miyazaki Bank, Ltd. (The)..........................   954,000  3,305,165
#   Monex Group, Inc................................... 1,207,400  2,478,809
#   Money Partners Group Co., Ltd......................    33,400    110,776
    Musashino Bank, Ltd. (The).........................   204,500  6,703,053
#   Nagano Bank, Ltd. (The)............................   527,000    932,898
    Nanto Bank, Ltd. (The)............................. 1,138,000  3,815,074
*   New Real Property K.K..............................    43,900         --
#   Nisshin Fudosan Co.................................   191,500    788,563
    North Pacific Bank, Ltd............................ 1,934,600  7,206,864
    Ogaki Kyoritsu Bank, Ltd. (The).................... 2,012,000  6,176,854
    Oita Bank, Ltd. (The).............................. 1,043,900  3,659,259
#   Okasan Securities Group, Inc.......................    48,000    337,281
    Open House Co., Ltd................................    25,200    431,471
    Relo Holdings, Inc.................................    62,900  4,687,431
    Ricoh Leasing Co., Ltd.............................   104,600  2,737,487
    SAMTY Co., Ltd.....................................    79,100    701,956
    San-In Godo Bank, Ltd. (The).......................   985,000  8,037,137
    Sankyo Frontier Co., Ltd...........................     6,000     46,865
#   Sawada Holdings Co., Ltd...........................   146,100  1,057,738
    Senshu Ikeda Holdings, Inc......................... 1,379,500  6,125,595
    Shiga Bank, Ltd. (The)............................. 1,251,000  6,978,135
    Shikoku Bank, Ltd. (The)........................... 1,219,000  2,547,775
    Shimane Bank, Ltd. (The)...........................    16,600    198,522
    Shimizu Bank, Ltd. (The)...........................    48,900  1,202,789
#   Sparx Group Co., Ltd...............................   580,400  1,000,791
    Sumitomo Real Estate Sales Co., Ltd................   107,760  2,548,853
#   Sun Frontier Fudousan Co., Ltd.....................   142,500  1,107,462
    Taiko Bank, Ltd. (The).............................   189,000    355,265
#   Takagi Securities Co., Ltd.........................   231,000    468,958
    Takara Leben Co., Ltd..............................   557,000  2,905,576
    TOC Co., Ltd.......................................   435,250  2,645,847
    Tochigi Bank, Ltd. (The)...........................   745,000  3,440,286
    Toho Bank, Ltd. (The).............................. 1,351,200  4,744,459
    Tohoku Bank, Ltd. (The)............................   605,000    799,636
#   Tokyo Rakutenchi Co., Ltd..........................   218,000    923,267

                                     1774

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
Financials -- (Continued)
    Tokyo Theatres Co., Inc............................   482,000 $    580,418
#*  Tokyo TY Financial Group, Inc......................   154,738    4,429,317
    Tomato Bank, Ltd...................................   476,000      710,224
    TOMONY Holdings, Inc...............................   937,950    4,049,406
#   Tosei Corp.........................................   204,600    1,249,217
    Tottori Bank, Ltd. (The)...........................   343,000      678,859
    Towa Bank, Ltd. (The).............................. 2,014,000    1,653,549
    Toyo Securities Co., Ltd...........................   431,000    1,263,001
    Tsukuba Bank, Ltd..................................   499,200    1,457,292
#   Yamagata Bank, Ltd. (The)..........................   879,500    3,712,012
    Yamanashi Chuo Bank, Ltd. (The).................... 1,004,000    4,009,606
                                                                  ------------
Total Financials.......................................            281,500,291
                                                                  ------------
Health Care -- (4.2%)
    As One Corp........................................    88,368    2,364,258
    Asahi Intecc Co., Ltd..............................   126,600    6,709,682
    ASKA Pharmaceutical Co., Ltd.......................   135,100    1,443,053
    Biofermin Pharmaceutical Co., Ltd..................    10,000      252,345
    BML, Inc...........................................    70,300    1,880,834
#   CMIC Holdings Co., Ltd.............................    67,300    1,148,977
    Create Medic Co., Ltd..............................    28,000      238,419
#   Daiken Medical Co., Ltd............................    91,500      926,163
    Daito Pharmaceutical Co., Ltd......................    61,500    1,304,961
    Eiken Chemical Co., Ltd............................    98,700    1,533,335
    EPS Holdings, Inc..................................   169,400    2,099,481
    FALCO HOLDINGS Co., Ltd............................    39,100      431,560
    FINDEX, Inc........................................    30,400    1,790,970
    Fuji Pharma Co., Ltd...............................    42,700      743,345
    Fuso Pharmaceutical Industries, Ltd................   427,000    1,096,263
#   Hogy Medical Co., Ltd..............................    73,100    3,800,118
    Iwaki & Co., Ltd...................................   154,000      289,710
#   Japan Medical Dynamic Marketing, Inc...............   100,700      490,901
    Jeol, Ltd..........................................   490,000    2,372,457
#   JMS Co., Ltd.......................................   162,000      396,628
    Kaken Pharmaceutical Co., Ltd......................   181,000    3,851,436
    Kawasumi Laboratories, Inc.........................    71,100      455,211
    Kissei Pharmaceutical Co., Ltd.....................    77,800    2,333,927
    KYORIN Holdings, Inc...............................   307,200    6,211,222
    Mani, Inc..........................................    33,300    1,953,589
#   Message Co., Ltd...................................    87,100    2,325,395
    Mochida Pharmaceutical Co., Ltd....................    78,499    4,310,549
    Nagaileben Co., Ltd................................    58,000      959,012
    Nakanishi, Inc.....................................   111,000    4,063,716
    Nichi-iko Pharmaceutical Co., Ltd..................   271,950    4,897,186
#   Nichii Gakkan Co...................................   292,500    3,051,194
    Nikkiso Co., Ltd...................................   372,000    3,273,711
    Nippon Chemiphar Co., Ltd..........................   180,000      855,349
#   Nippon Shinyaku Co., Ltd...........................     2,000       66,068
#   Nipro Corp.........................................   713,500    6,249,153
    Nissui Pharmaceutical Co., Ltd.....................    70,500      757,817
    Paramount Bed Holdings Co., Ltd....................   117,500    3,249,936
    Rion Co., Ltd......................................    43,500      504,018
    Rohto Pharmaceutical Co., Ltd......................   382,100    5,132,143

                                     1775

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
Health Care -- (Continued)
    Seed Co., Ltd......................................     3,700 $     52,455
#   Seikagaku Corp.....................................    74,600    1,312,027
    Ship Healthcare Holdings, Inc......................   255,200    6,333,370
    Shofu, Inc.........................................    30,500      387,554
#   Software Service, Inc..............................    17,900      607,048
    Taiko Pharmaceutical Co., Ltd......................    66,500    1,023,378
    Techno Medica Co., Ltd.............................    24,800      517,715
#   Toho Holdings Co., Ltd.............................   326,000    4,540,559
    Tokai Corp/Gifu....................................    54,400    1,690,782
    Torii Pharmaceutical Co., Ltd......................    57,800    1,473,996
    Towa Pharmaceutical Co., Ltd.......................    60,800    2,765,626
#   Tsukui Corp........................................   186,100    1,720,028
#   Tsumura & Co.......................................   279,000    6,348,914
    Uchiyama Holdings Co., Ltd.........................    24,200      124,042
    Vital KSK Holdings, Inc............................   196,400    1,508,716
#   Wakamoto Pharmaceutical Co., Ltd...................   107,000      254,269
    ZERIA Pharmaceutical Co., Ltd......................   135,099    2,187,019
                                                                  ------------
Total Health Care......................................            118,661,590
                                                                  ------------
Industrials -- (26.4%)
*   A&A Material Corp..................................   127,000      116,921
    Advan Co., Ltd.....................................    96,200    1,076,559
    Advanex, Inc.......................................   244,000      378,896
    Aeon Delight Co., Ltd..............................   101,500    2,273,211
    Aica Kogyo Co., Ltd................................   321,900    7,165,095
    Aichi Corp.........................................   176,500      860,647
    Aida Engineering, Ltd..............................   305,500    3,020,313
#   Alinco, Inc........................................    64,400      663,911
    Alps Logistics Co., Ltd............................    50,700      584,805
#   Altech Corp........................................    44,850      556,461
    Anest Iwata Corp...................................   173,100    1,148,272
#*  Arrk Corp..........................................   434,600      517,881
    Asahi Diamond Industrial Co., Ltd..................   336,200    3,427,722
#   Asahi Kogyosha Co., Ltd............................   126,000      432,615
#*  Asanuma Corp.......................................   501,000      638,141
    Asia Air Survey Co., Ltd...........................    18,000       70,952
#*  Asia Growth Capital, Ltd...........................   401,200      662,325
    Asunaro Aoki Construction Co., Ltd.................   154,000    1,042,167
    Bando Chemical Industries, Ltd.....................   471,000    1,714,436
#   Benefit One, Inc...................................    99,700    1,057,379
    Bunka Shutter Co., Ltd.............................   318,000    2,569,405
    Career Design Center Co., Ltd......................    26,700      207,723
    Central Glass Co., Ltd............................. 1,249,000    5,245,117
    Central Security Patrols Co., Ltd..................    41,900      427,616
    Chiyoda Integre Co., Ltd...........................    75,200    1,408,116
#   Chodai Co., Ltd....................................    20,000      117,742
    Chudenko Corp......................................   113,700    1,832,106
    Chugai Ro Co., Ltd.................................   384,000      893,630
    CKD Corp...........................................   346,400    3,299,619
    Cosel Co., Ltd.....................................   125,300    1,346,766
#   CTI Engineering Co., Ltd...........................    74,400      919,818
    Dai-Dan Co., Ltd...................................   160,000      908,373
    Daido Kogyo Co., Ltd...............................   206,000      436,570

                                     1776

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
Industrials -- (Continued)
    Daifuku Co., Ltd...................................   596,200 $6,830,054
    Daihatsu Diesel Manufacturing Co., Ltd.............    86,000    690,264
    Daihen Corp........................................   614,000  2,961,811
#   Daiho Corp.........................................   366,000  1,578,427
    Daiichi Jitsugyo Co., Ltd..........................   258,000  1,332,498
    Daiseki Co., Ltd...................................   229,963  3,899,257
    Daiseki Eco. Solution Co., Ltd.....................     7,200    106,417
#*  Daisue Construction Co., Ltd.......................    33,700    234,246
    Daiwa Industries, Ltd..............................   178,000  1,081,676
    Daiwa Odakyu Construction Co.......................     5,400     32,241
#*  Danto Holdings Corp................................   165,000    212,682
    Denyo Co., Ltd.....................................    87,100  1,438,430
#   Dijet Industrial Co., Ltd..........................    88,000    178,975
    DMG Mori Seiki Co., Ltd............................   600,500  7,788,991
    DMW Corp...........................................     4,800     74,709
#   Duskin Co., Ltd....................................   228,800  3,611,176
#   Ebara Jitsugyo Co., Ltd............................    41,400    498,399
    Eidai Co., Ltd.....................................   118,000    453,413
#   Emori Group Holdings Co., Ltd......................    48,300    427,479
    en-japan, Inc......................................    64,200    932,779
#   Endo Lighting Corp.................................    61,900    695,574
#*  Enshu, Ltd.........................................   281,000    267,721
    Freund Corp........................................     9,900    102,505
    Fudo Tetra Corp.................................... 1,012,700  2,066,871
    Fujikura, Ltd...................................... 2,042,000  8,483,729
#*  Fujisash Co., Ltd..................................   449,200    589,953
#   Fujitec Co., Ltd...................................   449,500  4,606,400
    Fukuda Corp........................................   508,000  4,035,396
    Fukushima Industries Corp..........................    80,400  1,206,395
#   Fukuyama Transporting Co., Ltd.....................   814,400  4,553,748
*   FULLCAST Holdings Co., Ltd.........................    56,800    221,986
#   Funai Soken Holdings, Inc..........................   120,700    975,617
#   Furukawa Co., Ltd.................................. 1,606,000  2,635,892
#   Furukawa Electric Co., Ltd......................... 4,945,000  8,225,941
    Furusato Industries, Ltd...........................    53,500    720,410
    Futaba Corp........................................   128,700  2,071,931
    Gecoss Corp........................................   112,400  1,497,716
    Glory, Ltd.........................................   274,400  7,191,063
    Hamakyorex Co., Ltd................................    42,700  1,509,576
    Hanwa Co., Ltd..................................... 1,245,000  4,650,915
#   Harmonic Drive Systems, Inc........................   154,400  2,446,694
    Hazama Ando Corp................................... 1,058,900  6,935,285
#   Hibiya Engineering, Ltd............................   124,300  1,639,177
    Hisaka Works, Ltd..................................   103,100    844,229
#   Hitachi Koki Co., Ltd..............................   315,400  2,271,577
    Hitachi Metals Techno, Ltd.........................    56,500    572,971
    Hitachi Transport System, Ltd......................   275,300  3,601,595
    Hitachi Zosen Corp................................. 1,020,079  5,589,123
#   Hokuetsu Industries Co., Ltd.......................   109,000    987,473
    Hokuriku Electrical Construction Co., Ltd..........    82,000    559,782
    Hosokawa Micron Corp...............................   181,000  1,116,623
    Howa Machinery, Ltd................................    74,200    467,149
#   Ichiken Co., Ltd...................................   147,000    400,955

                                     1777

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
Industrials -- (Continued)
    ICHINEN HOLDINGS Co., Ltd..........................   117,500 $1,090,303
    Idec Corp..........................................   163,400  1,441,475
    Iino Kaiun Kaisha, Ltd.............................   522,400  3,048,927
    Inaba Denki Sangyo Co., Ltd........................   141,200  4,768,374
#   Inaba Seisakusho Co., Ltd..........................    51,100    579,050
    Inabata & Co., Ltd.................................   317,300  2,891,659
#   Inui Global Logistics Co., Ltd.....................    69,880    581,120
#   Iseki & Co., Ltd................................... 1,142,000  2,178,698
    Ishii Iron Works Co., Ltd..........................   110,000    207,767
#*  Ishikawa Seisakusho, Ltd...........................    37,000     32,628
#   Itoki Corp.........................................   220,000  1,086,240
    Iwasaki Electric Co., Ltd..........................   383,000    755,055
#   Iwatani Corp....................................... 1,118,000  7,217,682
#   Jalux, Inc.........................................    42,600    785,061
    Jamco Corp.........................................    80,000  2,171,556
#   Japan Foundation Engineering Co., Ltd..............   123,000    406,370
    Japan Pulp & Paper Co., Ltd........................   469,000  1,321,520
#   Japan Steel Works, Ltd. (The)...................... 2,018,000  8,072,386
    Japan Transcity Corp...............................   249,000    798,561
#   JK Holdings Co., Ltd...............................    92,540    436,284
#   Juki Corp..........................................   929,000  3,036,567
    Kamei Corp.........................................   153,000  1,011,147
    Kanaden Corp.......................................   116,000    782,521
    Kanagawa Chuo Kotsu Co., Ltd.......................   195,000    978,208
#   Kanamoto Co., Ltd..................................   169,400  4,407,326
#   Kandenko Co., Ltd..................................   644,000  3,807,152
    Kanematsu Corp..................................... 2,418,625  3,445,092
*   Kanematsu-NNK Corp.................................    43,000     57,201
#   Katakura Industries Co., Ltd.......................   140,000  1,451,874
    Kato Works Co., Ltd................................   318,000  2,486,388
#   KAWADA TECHNOLOGIES, Inc...........................    60,600  2,154,442
    Kawasaki Kinkai Kisen Kaisha, Ltd..................    99,000    355,706
    Keihin Co., Ltd....................................   256,000    410,905
*   KI Holdings Co., Ltd...............................    91,000    382,821
    Kimura Chemical Plants Co., Ltd....................    21,400     91,588
#   King Jim Co., Ltd..................................    30,400    191,318
#*  Kinki Sharyo Co., Ltd. (The).......................   157,000    439,455
    Kintetsu World Express, Inc........................    92,100  3,921,807
    Kitagawa Iron Works Co., Ltd.......................   510,000  1,019,284
    Kitano Construction Corp...........................   266,000    798,716
#   Kito Corp..........................................   106,600  1,021,377
    Kitz Corp..........................................   541,400  2,570,816
*   Kobe Electric Railway Co., Ltd.....................    25,000     78,325
#   Kobelco Eco-Solutions Co., Ltd.....................   100,000    563,774
    Koike Sanso Kogyo Co., Ltd.........................   149,000    531,756
    Kokusai Co., Ltd...................................    39,500    633,979
    Kokuyo Co., Ltd....................................   543,125  4,139,495
#   KOMAIHALTEC, Inc...................................   234,000    554,828
    Komatsu Wall Industry Co., Ltd.....................    41,200    871,740
    Komori Corp........................................   358,800  3,878,867
    Kondotec, Inc......................................   127,600    892,169
    Konoike Transport Co., Ltd.........................    29,600    608,097
    Kosaido Co., Ltd...................................   275,700  1,119,513

                                     1778

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
Industrials -- (Continued)
    KRS Corp...........................................    37,200 $  454,456
#*  Kumagai Gumi Co., Ltd.............................. 1,799,000  5,693,357
#   Kuroda Electric Co., Ltd...........................   219,000  3,137,661
    Kyodo Printing Co., Ltd............................   540,000  1,809,877
    Kyokuto Boeki Kaisha, Ltd..........................    58,000    108,460
    Kyokuto Kaihatsu Kogyo Co., Ltd....................   210,100  2,375,135
    Kyoritsu Printing Co., Ltd.........................    96,800    239,580
    Kyowa Exeo Corp....................................   491,900  5,191,340
    Kyudenko Corp......................................   225,000  3,021,808
#   Link And Motivation, Inc...........................   251,400    348,404
#*  Lonseal Corp.......................................   116,000    141,918
    Maeda Corp.........................................   845,000  6,474,187
#   Maeda Kosen Co., Ltd...............................   103,400    992,401
    Maeda Road Construction Co., Ltd...................   396,000  6,249,130
    Maezawa Industries, Inc............................    35,700     97,278
    Maezawa Kasei Industries Co., Ltd..................    46,900    517,082
    Maezawa Kyuso Industries Co., Ltd..................    49,600    614,459
    Makino Milling Machine Co., Ltd....................   674,000  5,791,360
    Marubeni Construction Material Lease Co., Ltd......    75,000    192,953
    Marufuji Sheet Piling Co., Ltd.....................    58,000    178,676
#   Maruka Machinery Co., Ltd..........................    33,100    471,980
    Maruyama Manufacturing Co., Inc....................   237,000    462,702
    Maruzen Co., Ltd...................................    46,000    410,414
#   Maruzen Showa Unyu Co., Ltd........................   309,000  1,040,681
    Matsuda Sangyo Co., Ltd............................    82,582    937,273
    Matsui Construction Co., Ltd.......................   128,600    750,879
    Max Co., Ltd.......................................   197,000  2,141,279
    Meidensha Corp..................................... 1,181,050  3,522,876
#   Meiji Shipping Co., Ltd............................   114,200    413,228
#   Meisei Industrial Co., Ltd.........................   258,000  1,528,837
    Meitec Corp........................................   184,400  5,381,095
    Meito Transportation Co., Ltd......................    22,000    136,610
#   Meiwa Corp.........................................   166,400    649,754
    Mesco, Inc.........................................    22,000    153,884
    Mirait Holdings Corp...............................   382,485  4,434,381
    Mitani Corp........................................    70,200  1,614,874
    Mitsubishi Nichiyu Forklift Co., Ltd...............   164,200  1,008,809
    Mitsubishi Pencil Co., Ltd.........................   111,200  3,284,731
    Mitsuboshi Belting Co., Ltd........................   337,000  2,754,345
    Mitsui Engineering & Shipbuilding Co., Ltd......... 4,936,000  8,024,934
#   Mitsui Matsushima Co., Ltd.........................   872,000    921,424
    Mitsui-Soko Holdings Co., Ltd......................   632,000  2,118,811
    Mitsumura Printing Co., Ltd........................    93,000    209,641
#   Miura Co., Ltd.....................................   418,200  4,723,591
#   Miyaji Engineering Group, Inc......................   388,175    598,342
#   MonotaRO Co., Ltd..................................   219,100  5,557,955
    Morita Holdings Corp...............................   239,000  2,637,789
    Moshi Moshi Hotline, Inc...........................    39,100    431,438
#   NAC Co., Ltd.......................................    60,600    547,932
    Nachi-Fujikoshi Corp............................... 1,055,000  5,672,900
#   Nagase & Co., Ltd..................................   339,600  4,221,800
    Nakabayashi Co., Ltd...............................   217,000    398,786
    Nakano Corp........................................    14,800     48,754

                                     1779

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
Industrials -- (Continued)
    Namura Shipbuilding Co., Ltd.......................   223,528 $ 2,262,404
#   Narasaki Sangyo Co., Ltd...........................   103,000     272,819
    NDS Co., Ltd.......................................   248,000     631,947
    NEC Capital Solutions, Ltd.........................    45,100     678,671
#   Nichias Corp.......................................   598,000   3,283,265
    Nichiban Co., Ltd..................................   122,000     473,851
    Nichiden Corp......................................    23,300     484,496
    Nichiha Corp.......................................   147,880   1,582,891
    Nichireki Co., Ltd.................................   152,000   1,194,905
    Nihon M&A Center, Inc..............................   203,300   7,055,779
#   Nihon Trim Co., Ltd................................    32,500     729,066
    Nikkato Corp.......................................       700       2,427
    Nikko Co., Ltd.....................................   160,000     542,879
    Nippo Corp.........................................   145,000   2,254,673
    Nippon Air Conditioning Services Co., Ltd..........    13,400      98,972
#   Nippon Carbon Co., Ltd.............................   663,000   1,353,270
    Nippon Conveyor Co., Ltd...........................    65,000     129,940
    Nippon Densetsu Kogyo Co., Ltd.....................   237,000   3,400,646
    Nippon Filcon Co., Ltd.............................    70,900     285,399
    Nippon Hume Corp...................................   133,200     982,101
#   Nippon Jogesuido Sekkei Co., Ltd...................    31,100     506,874
    Nippon Kanzai Co., Ltd.............................    43,000     935,246
    Nippon Koei Co., Ltd...............................   401,000   1,611,802
    Nippon Konpo Unyu Soko Co., Ltd....................   367,100   5,720,306
#   Nippon Parking Development Co., Ltd................ 1,214,800   1,300,519
    Nippon Rietec Co., Ltd.............................     7,000      59,278
    Nippon Road Co., Ltd. (The)........................   395,000   1,885,940
    Nippon Seisen Co., Ltd.............................   103,000     585,015
#   Nippon Sharyo, Ltd.................................   434,000   1,304,788
*   Nippon Sheet Glass Co., Ltd........................ 6,334,000   5,815,273
    Nippon Steel & Sumikin Bussan Corp.................   983,599   3,593,519
    Nippon Steel & Sumikin Texeng Co., Ltd.............   300,000   1,300,217
    Nippon Thompson Co., Ltd...........................   422,000   2,044,755
    Nippon Tungsten Co., Ltd...........................    62,000      95,514
    Nishi-Nippon Railroad Co., Ltd..................... 1,766,000   7,645,376
#   Nishimatsu Construction Co., Ltd................... 1,855,000   7,451,866
    Nishio Rent All Co., Ltd...........................    92,800   2,842,670
#   Nissei ASB Machine Co., Ltd........................    45,400   1,067,853
    Nissei Corp........................................    37,900     332,135
    Nissei Plastic Industrial Co., Ltd.................   241,800   2,846,643
#   Nissha Printing Co., Ltd...........................   162,100   2,598,405
    Nisshinbo Holdings, Inc............................   929,000  10,439,349
    Nissin Corp........................................   400,000     996,232
#   Nissin Electric Co., Ltd...........................   284,000   1,686,226
    Nitta Corp.........................................   114,800   2,757,725
    Nitto Boseki Co., Ltd..............................   924,000   3,231,546
#   Nitto Kogyo Corp...................................   162,300   3,129,498
    Nitto Kohki Co., Ltd...............................    70,500   1,312,660
    Nitto Seiko Co., Ltd...............................   153,000     489,379
#   Nittoc Construction Co., Ltd.......................   206,000     986,755
    Nittoku Engineering Co., Ltd.......................    88,200     962,265
    Noda Corp..........................................   158,100     555,105
    Nomura Co., Ltd....................................   222,800   2,101,510

                                     1780

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
Industrials -- (Continued)
    Noritake Co., Ltd..................................   654,000 $1,641,067
    Noritz Corp........................................   198,100  3,118,863
#   NS United Kaiun Kaisha, Ltd........................   604,000  1,967,725
#   Obara Group, Inc...................................    80,000  3,992,722
    Obayashi Road Corp.................................   175,000  1,022,841
#   Odelic Co., Ltd....................................    17,800    435,884
    Oiles Corp.........................................   169,850  3,134,469
    Okabe Co., Ltd.....................................   249,100  2,148,029
#*  Okamoto Machine Tool Works, Ltd....................   205,000    235,150
    Okamura Corp.......................................   391,100  2,864,932
#   OKK Corp...........................................   437,000    607,961
#   OKUMA Corp.........................................   868,000  7,385,843
    Okumura Corp....................................... 1,028,400  4,692,758
    Onamba Co., Ltd....................................     1,500      7,259
#   Onoken Co., Ltd....................................    89,800    734,762
    Organo Corp........................................   235,000    948,053
    OSG Corp...........................................   457,200  8,417,865
    Outsourcing, Inc...................................    56,200    868,667
    Oyo Corp...........................................    96,400  1,411,757
#   Pasco Corp.........................................   124,000    353,992
#   Pasona Group, Inc..................................   130,500    739,887
#   Penta-Ocean Construction Co., Ltd.................. 1,726,100  6,578,917
    Pilot Corp.........................................    96,700  5,731,389
#   Prestige International, Inc........................   109,300    935,494
    Pronexus, Inc......................................   133,200    845,207
#   PS Mitsubishi Construction Co., Ltd................   141,300    584,085
    Raito Kogyo Co., Ltd...............................   302,700  2,998,992
    Rheon Automatic Machinery Co., Ltd.................    98,000    407,156
    Ryobi, Ltd.........................................   802,200  2,157,773
    Sakai Heavy Industries, Ltd........................   244,000    638,048
#   Sakai Moving Service Co., Ltd......................    23,500    776,918
    Sanki Engineering Co., Ltd.........................   306,200  1,857,172
#   Sanko Metal Industrial Co., Ltd....................   136,000    297,070
    Sankyo Tateyama, Inc...............................   171,000  2,629,717
    Sankyu, Inc........................................ 1,561,000  6,244,734
#   Sanoyas Holdings Corp..............................    40,600    129,625
    Sanwa Holdings Corp................................ 1,262,100  8,727,619
    Sanyo Denki Co., Ltd...............................   261,000  1,874,861
    Sanyo Engineering & Construction, Inc..............    48,000    211,378
    Sanyo Industries, Ltd..............................    99,000    177,489
#   Sata Construction Co., Ltd.........................   439,000    515,087
#   Sato Holdings Corp.................................   134,200  3,105,592
    Sato Shoji Corp....................................    68,700    433,730
    SBS Holdings, Inc..................................    90,200    718,344
#   Secom Joshinetsu Co., Ltd..........................    33,900    876,517
    Seibu Electric Industry Co., Ltd...................    70,000    285,385
    Seika Corp.........................................   322,000    796,014
    Seikitokyu Kogyo Co., Ltd..........................   183,500    865,943
    Seino Holdings Co., Ltd............................   207,000  2,252,433
    Sekisui Jushi Corp.................................   176,600  2,347,647
#   Senko Co., Ltd.....................................   563,000  3,254,390
#   Senshu Electric Co., Ltd...........................    37,300    498,106
    Shibusawa Warehouse Co., Ltd. (The)................   271,000    792,511

                                     1781

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
Industrials -- (Continued)
#   Shibuya Kogyo Co., Ltd.............................    89,700 $1,859,402
    Shima Seiki Manufacturing, Ltd.....................   174,800  3,068,005
    Shin Nippon Air Technologies Co., Ltd..............    88,780    723,012
#   Shin-Keisei Electric Railway Co., Ltd..............   182,000    618,537
    Shinmaywa Industries, Ltd..........................   541,000  5,269,911
    Shinnihon Corp.....................................   194,800    735,675
    Shinsho Corp.......................................   287,000    644,788
    Shinwa Co., Ltd....................................     8,400     96,275
#   Shoko Co., Ltd.....................................   416,000    579,820
#   Showa Aircraft Industry Co., Ltd...................    17,237    167,215
    Sinfonia Technology Co., Ltd.......................   583,000    923,868
    Sinko Industries, Ltd..............................   113,900  1,320,503
    Sintokogio, Ltd....................................   272,700  1,925,141
    Soda Nikka Co., Ltd................................    67,000    285,749
#   Sodick Co., Ltd....................................   144,300  1,244,594
    Sotetsu Holdings, Inc..............................   688,000  3,146,268
#   Space Co., Ltd.....................................    63,720    621,601
#   Srg Takamiya Co., Ltd..............................   100,000    982,218
    Star Micronics Co., Ltd............................   225,200  2,813,478
    Subaru Enterprise Co., Ltd.........................    55,000    206,156
    Sugimoto & Co., Ltd................................    30,500    323,143
    Sumitomo Densetsu Co., Ltd.........................   107,400  1,272,297
#*  Sumitomo Mitsui Construction Co., Ltd.............. 4,622,300  6,472,452
    Sumitomo Precision Products Co., Ltd...............   194,000    829,135
    Sumitomo Warehouse Co., Ltd. (The).................   843,000  4,718,462
#*  SWCC Showa Holdings Co., Ltd....................... 1,732,000  1,448,146
    Taihei Dengyo Kaisha, Ltd..........................   167,000  1,276,660
#   Taiheiyo Kouhatsu, Inc.............................   407,000    334,422
#   Taikisha, Ltd......................................   168,200  4,001,286
#   Takano Co., Ltd....................................    49,400    251,626
#   Takaoka Toko Co., Ltd..............................    44,820    663,805
    Takara Printing Co., Ltd...........................    34,055    251,561
    Takara Standard Co., Ltd...........................   522,000  3,972,347
    Takasago Thermal Engineering Co., Ltd..............   328,800  4,124,875
    Takashima & Co., Ltd...............................   232,000    480,200
    Takeei Corp........................................   123,000    949,816
#   Takeuchi Manufacturing Co., Ltd....................    69,300  2,541,738
    Takigami Steel Construction Co., Ltd. (The)........    50,000    245,987
#   Takisawa Machine Tool Co., Ltd.....................   379,000    679,810
    Takuma Co., Ltd....................................   449,000  3,165,042
#   Tanseisha Co., Ltd.................................   147,300  1,008,014
#   Tatsuta Electric Wire and Cable Co., Ltd...........   283,600  1,182,297
    TECHNO ASSOCIE Co., Ltd............................    58,400    536,583
    Techno Ryowa, Ltd..................................    71,390    325,056
    Teikoku Electric Manufacturing Co., Ltd............    92,000    956,682
    Teikoku Sen-I Co., Ltd.............................   105,100  2,185,541
    Teraoka Seisakusho Co., Ltd........................    53,600    250,997
    Toa Corp........................................... 1,135,000  1,930,886
    TOA ROAD Corp......................................   274,000  1,004,329
#*  Tobishima Corp..................................... 1,268,800  2,767,571
    Tocalo Co., Ltd....................................    84,700  1,425,903
    Toda Corp.......................................... 1,204,000  4,305,916
    Toenec Corp........................................   218,000  1,085,739

                                     1782

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
Industrials -- (Continued)
    TOKAI Holdings Corp................................   540,200 $2,433,884
    Tokai Lease Co., Ltd...............................   154,000    278,335
    Tokyo Energy & Systems, Inc........................   143,000  1,022,842
#   Tokyo Keiki, Inc...................................   364,000    870,460
#*  Tokyo Kikai Seisakusho, Ltd........................   256,000    160,457
#   Tokyo Sangyo Co., Ltd..............................    81,000    328,340
    Toli Corp..........................................   269,000    559,922
    Tomoe Corp.........................................   156,400    570,001
    Tomoe Engineering Co., Ltd.........................    38,300    545,846
    Tonami Holdings Co., Ltd...........................   331,000  1,167,175
    Toppan Forms Co., Ltd..............................   307,200  3,191,879
#   Torishima Pump Manufacturing Co., Ltd..............   120,500    885,504
    Toshiba Machine Co., Ltd...........................   682,000  2,615,311
    Toshiba Plant Systems & Services Corp..............   237,550  3,641,118
#   Tosho Printing Co., Ltd............................   243,000    663,216
    Totetsu Kogyo Co., Ltd.............................   149,300  3,563,534
#   Toyo Construction Co., Ltd.........................   388,000  1,858,915
    Toyo Denki Seizo--Toyo Electric Manufacturing Co.,
      Ltd..............................................   213,000    769,744
#   Toyo Engineering Corp..............................   653,400  2,202,068
    Toyo Machinery & Metal Co., Ltd....................    87,400    337,907
#   Toyo Tanso Co., Ltd................................    68,900  1,104,915
#   Toyo Wharf & Warehouse Co., Ltd....................   350,000    593,348
#   Trancom Co., Ltd...................................    43,300  1,856,868
    Trinity Industrial Corp............................    19,000     69,419
    Trusco Nakayama Corp...............................   116,000  3,089,363
    Trust Tech, Inc....................................    19,200    280,338
    Tsubakimoto Chain Co...............................   854,700  6,881,514
    Tsubakimoto Kogyo Co., Ltd.........................   117,000    300,886
#*  Tsudakoma Corp.....................................   303,000    400,060
#   Tsugami Corp.......................................   406,000  2,319,129
    Tsukishima Kikai Co., Ltd..........................   130,900  1,413,441
    Tsurumi Manufacturing Co., Ltd.....................    94,900  1,584,694
    TTK Co., Ltd.......................................    62,000    252,600
    Uchida Yoko Co., Ltd...............................   331,000  1,032,161
#   Ueki Corp..........................................   364,000    824,443
    Union Tool Co......................................    64,700  1,806,784
#   Ushio, Inc.........................................   266,700  3,089,755
    Utoc Corp..........................................   101,600    522,301
    Wakachiku Construction Co., Ltd.................... 1,204,000  2,060,778
    Wakita & Co., Ltd..................................   226,200  2,144,007
    Weathernews, Inc...................................    37,900    960,044
#   Yahagi Construction Co., Ltd.......................   164,000  1,221,187
    YAMABIKO Corp......................................    46,982  2,021,954
    Yamato Corp........................................    82,000    296,098
    Yamaura Corp.......................................    16,200     54,472
    Yamazen Corp.......................................   305,500  2,147,622
    Yasuda Logistics Corp..............................   100,100    876,610
    Yokogawa Bridge Holdings Corp......................   182,700  2,046,737
    Yondenko Corp......................................   132,800    510,836
    Yuasa Trading Co., Ltd.............................   108,000  2,222,360
    Yuken Kogyo Co., Ltd...............................   202,000    419,069
#   Yumeshin Holdings Co., Ltd.........................   146,700    931,469
    Yurtec Corp........................................   256,000  1,730,524

                                     1783

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
Industrials -- (Continued)
    Yusen Logistics Co., Ltd...........................   112,700 $  1,349,390
#   Zuiko Corp.........................................    17,000      670,636
                                                                  ------------
Total Industrials......................................            740,655,711
                                                                  ------------
Information Technology -- (10.2%)
    A&D Co., Ltd.......................................   123,700      516,269
    Ai Holdings Corp...................................   255,500    4,448,716
#   Aichi Tokei Denki Co., Ltd.........................   192,000      530,651
#   Aiphone Co., Ltd...................................    81,300    1,275,420
#   Allied Telesis Holdings K.K........................   470,700      375,034
    Alpha Systems, Inc.................................    33,460      444,480
#   Amano Corp.........................................   385,100    4,093,137
#   Anritsu Corp.......................................   865,700    5,676,051
    AOI Electronic Co., Ltd............................    27,700    1,247,693
    Argo Graphics, Inc.................................    23,300      362,619
    Arisawa Manufacturing Co., Ltd.....................   195,800    1,491,071
    Asahi Net, Inc.....................................    59,600      257,157
    Axell Corp.........................................    48,900      690,626
    Azbil Corp.........................................   187,600    4,661,276
#   Bit-isle, Inc......................................   127,200      545,234
    Broadleaf Co., Ltd.................................   104,700    1,615,980
    CAC Holdings Corp..................................    52,000      498,223
    Canon Electronics, Inc.............................   135,800    2,401,841
    Capcom Co., Ltd....................................   300,100    5,027,818
    Chino Corp.........................................    38,200      380,376
#*  CMK Corp...........................................   267,600      756,665
    Computer Engineering & Consulting, Ltd.............    76,400      652,878
    CONEXIO Corp.......................................   129,600    1,165,902
#*  COOKPAD, Inc.......................................    97,100    3,886,334
    Cresco, Ltd........................................    27,300      383,256
#   CROOZ, Inc.........................................    33,300      572,844
#   Cybozu, Inc........................................    95,800      289,283
#   Dai-ichi Seiko Co., Ltd............................    57,200    1,044,062
#   Daishinku Corp.....................................   193,000      561,660
    Daito Electron Co., Ltd............................     5,900       29,778
    Daiwabo Holdings Co., Ltd.......................... 1,220,000    2,034,478
    Denki Kogyo Co., Ltd...............................   258,000    1,142,743
    DKK-Toa Corp.......................................    38,200      187,387
    DTS Corp...........................................   125,500    2,634,354
    Eizo Corp..........................................   112,900    2,452,898
    Elecom Co., Ltd....................................    52,200    1,188,535
    Elematec Corp......................................    54,671    1,201,158
    EM Systems Co., Ltd................................    18,500      262,239
#   Enplas Corp........................................    58,100    2,073,288
    ESPEC Corp.........................................   101,300      917,109
    Excel Co., Ltd.....................................    50,700      556,169
#   F@N Communications, Inc............................   193,200    2,174,382
    Faith, Inc.........................................    27,910      293,663
#*  FDK Corp...........................................   682,000      859,766
    Ferrotec Corp......................................   179,000      900,565
#   Fuji Electronics Co., Ltd..........................    55,100      668,327
    Fuji Soft, Inc.....................................   120,000    2,401,374
    Fujitsu Frontech, Ltd..............................    77,500      887,184

                                     1784

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
Information Technology -- (Continued)
#   Furuno Electric Co., Ltd........................... 135,500 $1,394,389
    Furuya Metal Co., Ltd..............................  11,300    273,674
    Future Architect, Inc.............................. 132,900    726,618
    GMO internet, Inc.................................. 408,000  3,368,721
#   GMO Payment Gateway, Inc........................... 101,400  1,758,270
#   Gree, Inc.......................................... 556,500  3,170,110
    Gurunavi, Inc...................................... 177,800  2,837,208
    Hakuto Co., Ltd....................................  86,900    898,528
    Hioki EE Corp......................................  47,000    707,003
    Hitachi Kokusai Electric, Inc...................... 337,500  4,587,235
#   Hochiki Corp....................................... 147,000  1,113,017
#   Hokuriku Electric Industry Co., Ltd................ 496,000    737,194
    Horiba, Ltd........................................ 218,850  7,128,241
    Hosiden Corp....................................... 264,400  1,419,662
    I-Net Corp/Kanagawa................................  55,500    423,722
    Icom, Inc..........................................  47,900  1,112,752
#   Ikegami Tsushinki Co., Ltd......................... 318,000    473,174
    Imagica Robot Holdings, Inc........................  53,800    226,810
    Ines Corp.......................................... 202,300  1,510,777
    Infocom Corp.......................................  82,700    630,820
    Information Services International-Dentsu, Ltd.....  78,100    763,133
    Innotech Corp......................................  95,700    397,427
#   Internet Initiative Japan, Inc..................... 194,900  4,088,309
#   Iriso Electronics Co., Ltd.........................  52,000  3,022,668
    IT Holdings Corp................................... 519,701  8,632,449
    Itfor, Inc.........................................  56,300    217,885
    Iwatsu Electric Co., Ltd........................... 515,000    422,717
    Japan Aviation Electronics Industry, Ltd...........  63,600  1,437,421
    Japan Digital Laboratory Co., Ltd..................  96,300  1,331,874
*   Japan Radio Co., Ltd............................... 335,000  1,067,252
#   Jastec Co., Ltd....................................  55,800    430,985
#   JBCC Holdings, Inc.................................  90,000    580,820
*   Justsystems Corp................................... 165,300  1,019,521
#   Kaga Electronics Co., Ltd.......................... 116,400  1,478,872
    Kanematsu Electronics, Ltd.........................  74,100  1,115,116
#*  KLab, Inc.......................................... 173,300  1,793,184
    Koa Corp........................................... 199,700  1,828,575
    Koei Tecmo Holdings Co., Ltd.......................  38,630    582,581
    Kyoden Co., Ltd....................................   1,300      2,315
#   Kyoei Sangyo Co., Ltd..............................  97,000    162,460
    Kyosan Electric Manufacturing Co., Ltd............. 283,000    900,674
#   Kyowa Electronics Instruments Co., Ltd............. 139,000    537,530
#   LAC Co., Ltd.......................................  85,100    633,392
    Lasertec Corp......................................  23,500    290,674
#*  Livesense, Inc.....................................  62,000    377,509
#   Macnica, Inc.......................................  59,700  1,759,536
    Marubun Corp.......................................  98,500    660,577
    Maruwa Co., Ltd....................................  53,800  1,453,247
#   Marvelous, Inc..................................... 202,000  3,028,899
    Megachips Corp..................................... 125,500  1,507,775
#   Meiko Electronics Co., Ltd......................... 115,000    362,136
#   Melco Holdings, Inc................................  77,700  1,226,408
#   Micronics Japan Co., Ltd...........................  84,400  2,282,117

                                     1785

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
Information Technology -- (Continued)
    Mimasu Semiconductor Industry Co., Ltd.............   103,581 $1,171,853
    Miraial Co., Ltd...................................    30,700    395,922
    Miroku Jyoho Service Co., Ltd......................    99,500    570,631
    Mitsubishi Research Institute, Inc.................    32,500    780,043
    Mitsui High-Tec, Inc...............................   155,100  1,043,996
    Mitsumi Electric Co., Ltd..........................   400,600  3,055,176
    MTI, Ltd...........................................    86,800  1,093,722
#   Mutoh Holdings Co., Ltd............................   117,000    458,295
    Nagano Keiki Co., Ltd..............................     5,500     31,751
    Nakayo, Inc........................................   407,000  1,312,758
    NEC Networks & System Integration Corp.............   140,600  3,021,592
#   NET One Systems Co., Ltd...........................   541,100  3,233,924
*   New Japan Radio Co., Ltd...........................    99,000    402,292
#   Nichicon Corp......................................   334,000  2,542,212
    NIFTY Corp.........................................    47,400    529,635
#   Nihon Dempa Kogyo Co., Ltd.........................   105,700    842,610
    Nihon Unisys, Ltd..................................   350,975  3,068,874
#   Nippon Ceramic Co., Ltd............................    64,000    964,407
*   Nippon Chemi-Con Corp..............................   970,000  2,736,912
#   Nippon Kodoshi Corp................................    25,000    347,847
    Nippon Signal Co., Ltd. (The)......................   319,600  3,475,913
    Nippon Systemware Co., Ltd.........................    29,400    233,986
    Nohmi Bosai, Ltd...................................   136,400  1,706,093
    Noritsu Koki Co., Ltd..............................    79,000    427,299
    NS Solutions Corp..................................    99,900  2,425,348
#   NSD Co., Ltd.......................................   164,800  2,544,728
#   Nuflare Technology, Inc............................    19,000    692,229
    Ohara, Inc.........................................    47,600    228,013
#   Oizumi Corp........................................    28,500    207,557
    Okaya Electric Industries Co., Ltd.................    73,000    269,839
    Oki Electric Industry Co., Ltd..................... 4,385,000  8,956,734
    ONO Sokki Co., Ltd.................................    60,100    462,872
    Optex Co., Ltd.....................................    72,600  1,180,076
#   Origin Electric Co., Ltd...........................   178,000    753,469
#   Osaki Electric Co., Ltd............................   173,000  1,175,925
    Panasonic Industrial Devices SUNX Co., Ltd.........   114,800    809,429
    Panasonic Information Systems......................    15,400    390,181
    PCA Corp...........................................     2,500     34,921
    Riken Keiki Co., Ltd...............................    78,300    814,418
    Riso Kagaku Corp...................................   185,800  3,230,278
    Roland DG Corp.....................................    51,300  1,525,611
    Ryoden Trading Co., Ltd............................   179,000  1,231,033
    Ryosan Co., Ltd....................................   189,600  4,024,648
    Ryoyo Electro Corp.................................   107,300  1,116,585
    Sanken Electric Co., Ltd...........................   685,000  5,602,750
    Sanshin Electronics Co., Ltd.......................   154,200  1,051,503
    Satori Electric Co., Ltd...........................    88,380    568,409
#   Saxa Holdings, Inc.................................   307,000    600,496
    SCREEN Holdings Co., Ltd........................... 1,267,000  7,523,886
    Shibaura Electronics Co., Ltd......................    26,300    460,422
#   Shibaura Mechatronics Corp.........................   206,000    508,664
    Shindengen Electric Manufacturing Co., Ltd.........   441,000  2,365,267
#*  Shinkawa, Ltd......................................    59,000    343,595

                                     1786

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- ------------
Information Technology -- (Continued)
    Shinko Electric Industries Co., Ltd................ 437,200 $  3,062,358
    Shinko Shoji Co., Ltd.............................. 125,200    1,296,017
    Shizuki Electric Co., Inc.......................... 103,000      502,845
    Siix Corp..........................................  95,600    2,052,327
    SMK Corp........................................... 370,000    1,537,021
#   SMS Co., Ltd....................................... 154,600    1,393,496
#   Softbank Technology Corp...........................  30,300      324,417
*   Softbrain Co., Ltd................................. 161,300      260,178
    SRA Holdings.......................................  48,900      605,782
#   Sumida Corp........................................ 110,649      736,372
    Sun-Wa Technos Corp................................  35,000      358,359
    Systena Corp....................................... 120,000      867,845
#   Tabuchi Electric Co., Ltd.......................... 149,300    1,326,884
    Tachibana Eletech Co., Ltd.........................  71,300      984,914
    Taiyo Yuden Co., Ltd............................... 661,300    8,206,015
#   Tamura Corp........................................ 460,000    1,547,675
#*  Teac Corp.......................................... 615,000      301,494
    Teikoku Tsushin Kogyo Co., Ltd..................... 204,000      388,507
    TKC Corp........................................... 107,700    1,907,059
#   Toko, Inc.......................................... 214,000      569,941
    Tokyo Electron Device, Ltd.........................  38,300      495,427
    Tokyo Seimitsu Co., Ltd............................ 238,600    4,852,126
    Tomen Devices Corp.................................   2,400       37,183
    Tose Co., Ltd......................................  22,100      138,356
    Toshiba TEC Corp................................... 311,000    1,918,479
#   Toukei Computer Co., Ltd...........................  26,810      381,544
    Towa Corp.......................................... 128,100      780,729
    Toyo Corp.......................................... 135,400    1,271,937
    Transcosmos, Inc................................... 152,700    2,673,183
    UKC Holdings Corp..................................  66,800    1,025,878
#*  Ulvac, Inc......................................... 256,800    3,678,272
    Uniden Corp........................................ 377,000      713,112
#   UT Holdings Co., Ltd............................... 195,000      796,751
#   Vitec Co., Ltd.....................................  29,700      245,344
#   Wacom Co., Ltd..................................... 909,600    3,843,200
#   Wellnet Corp.......................................  31,500      575,594
    Y A C Co., Ltd.....................................  31,000      171,855
    Yamaichi Electronics Co., Ltd...................... 124,000      862,570
    Yashima Denki Co., Ltd.............................  25,600      122,312
    Yokowo Co., Ltd....................................  88,700      480,234
    Zappallas, Inc.....................................  55,900      313,453
#   Zuken, Inc.........................................  66,300      659,968
                                                                ------------
Total Information Technology...........................          287,425,558
                                                                ------------
Materials -- (10.1%)
    Achilles Corp...................................... 935,000    1,200,507
    ADEKA Corp......................................... 533,300    6,542,078
#   Agro-Kanesho Co., Ltd..............................  30,700      280,770
    Aichi Steel Corp................................... 692,000    2,868,783
    Alconix Corp.......................................  52,400      809,361
    Arakawa Chemical Industries, Ltd...................  88,800      901,623
#   Araya Industrial Co., Ltd.......................... 276,000      429,163
#   Asahi Holdings, Inc................................ 160,050    2,375,209

                                     1787

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
Materials -- (Continued)
    Asahi Organic Chemicals Industry Co., Ltd..........   424,000 $1,046,645
    Asahi Printing Co., Ltd............................       800     15,325
    C Uyemura & Co., Ltd...............................    22,600  1,145,568
    Carlit Holdings Co., Ltd...........................    73,800    449,619
    Chuetsu Pulp & Paper Co., Ltd......................   568,000  1,427,535
*   Chugai Mining Co., Ltd............................. 1,012,400    240,941
    Chugoku Marine Paints, Ltd.........................   355,000  3,124,840
    Dai Nippon Toryo Co., Ltd..........................   761,000    982,825
#   Daido Steel Co., Ltd...............................   602,000  2,357,968
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd..............    18,100    722,136
#   Daiken Corp........................................   401,000    908,587
#   Daiki Aluminium Industry Co., Ltd..................   157,000    415,606
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd..............................................   417,000  2,270,416
    Daio Paper Corp....................................   538,500  4,650,787
    Daiso Co., Ltd.....................................   430,000  1,602,576
    DC Co., Ltd........................................   113,900    451,169
    Denki Kagaku Kogyo K.K............................. 1,727,000  6,804,579
#   DKS Co., Ltd.......................................   213,000    676,409
    Dynapac Co., Ltd...................................    25,000     57,107
#   FP Corp............................................   152,300  5,315,424
#   Fuji Seal International, Inc.......................   134,400  4,294,418
    Fujikura Kasei Co., Ltd............................   149,700    727,245
    Fujimi, Inc........................................   108,700  1,688,091
    Fujimori Kogyo Co., Ltd............................    77,200  2,181,170
#   Fumakilla, Ltd.....................................    62,000    187,687
    Fuso Chemical Co., Ltd.............................    39,700    413,910
#   Godo Steel, Ltd....................................   899,000  1,446,710
    Gun-Ei Chemical Industry Co., Ltd..................   294,000    848,724
    Harima Chemicals Group, Inc........................    73,300    297,107
    Hodogaya Chemical Co., Ltd.........................   349,000    566,662
    Hokkan Holdings, Ltd...............................   283,000    719,589
    Hokko Chemical Industry Co., Ltd...................   107,000    372,261
    Hokuetsu Kishu Paper Co., Ltd......................   882,699  4,157,327
    Honshu Chemical Industry Co., Ltd..................    14,000    110,442
#   Ihara Chemical Industry Co., Ltd...................   211,000  2,368,214
    Ise Chemical Corp..................................    83,000    539,474
*   Ishihara Sangyo Kaisha, Ltd........................ 1,926,500  1,672,288
#   Ishizuka Glass Co., Ltd............................   119,000    231,643
    JCU Corp...........................................    27,700  1,278,308
#   JSP Corp...........................................   106,400  2,126,318
*   Kanto Denka Kogyo Co., Ltd.........................   250,000  1,185,425
    Katakura Chikkarin Co., Ltd........................    43,000    100,366
    Kawakin Holdings Co., Ltd..........................    11,000     26,533
#   Kawasaki Kasei Chemicals, Ltd......................    84,000    114,937
#   Kimoto Co., Ltd....................................   234,600    594,059
    Koatsu Gas Kogyo Co., Ltd..........................   163,493    833,454
    Kogi Corp..........................................    55,000     99,302
    Kohsoku Corp.......................................    61,900    469,185
    Konishi Co., Ltd...................................    92,300  1,581,963
    Krosaki Harima Corp................................   278,000    571,659
    Kumiai Chemical Industry Co., Ltd..................   271,000  2,108,963
    Kureha Corp........................................   786,500  3,276,521
    Kurimoto, Ltd......................................   702,000  1,316,949

                                     1788

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
Materials -- (Continued)
#   Kyoei Steel, Ltd.....................................   109,300 $2,030,784
    Kyowa Leather Cloth Co., Ltd.........................    43,500    279,458
    Lintec Corp..........................................   312,600  6,878,840
    MEC Co., Ltd.........................................    98,600    761,126
    Mitani Sekisan Co., Ltd..............................    24,700    420,713
*   Mitsubishi Paper Mills, Ltd.......................... 1,728,000  1,271,999
    Mitsubishi Steel Manufacturing Co., Ltd..............   868,000  1,757,191
    Mitsui Mining & Smelting Co., Ltd.................... 3,671,000  7,665,685
#   MORESCO Corp.........................................    40,900    758,975
    Mory Industries, Inc.................................   156,000    552,111
*   Nakayama Steel Works, Ltd............................   746,000    510,980
    Neturen Co., Ltd.....................................   171,700  1,279,830
#*  New Japan Chemical Co., Ltd..........................   182,300    330,992
    Nichia Steel Works, Ltd..............................   169,900    494,569
    Nihon Kagaku Sangyo Co., Ltd.........................    73,000    541,236
    Nihon Nohyaku Co., Ltd...............................   261,700  3,077,858
    Nihon Parkerizing Co., Ltd...........................   275,800  6,575,282
    Nihon Yamamura Glass Co., Ltd........................   503,000    728,731
#   Nippon Carbide Industries Co., Inc...................   447,000    833,168
#*  Nippon Chemical Industrial Co., Ltd..................   491,000  1,296,156
    Nippon Chutetsukan K.K...............................   113,000    225,534
#   Nippon Concrete Industries Co., Ltd..................   209,000    995,487
#   Nippon Denko Co., Ltd................................   692,914  1,746,482
    Nippon Fine Chemical Co., Ltd........................    85,600    613,097
    Nippon Kasei Chemical Co., Ltd.......................   192,000    230,223
#*  Nippon Kinzoku Co., Ltd..............................   301,000    365,352
#*  Nippon Koshuha Steel Co., Ltd........................   473,000    434,878
    Nippon Light Metal Holdings Co., Ltd................. 3,320,900  4,964,834
    Nippon Pillar Packing Co., Ltd.......................   120,200    895,284
    Nippon Soda Co., Ltd.................................   896,000  5,095,807
    Nippon Synthetic Chemical Industry Co., Ltd. (The)...   295,000  1,814,072
    Nippon Valqua Industries, Ltd........................   503,000  1,327,092
#*  Nippon Yakin Kogyo Co., Ltd..........................   855,400  1,707,312
#   Nisshin Steel Co., Ltd...............................   599,492  6,205,546
#   Nitta Gelatin, Inc...................................    32,500    195,289
    Nittetsu Mining Co., Ltd.............................   375,000  1,325,519
#   Nitto FC Co., Ltd....................................    65,700    384,368
    NOF Corp.............................................   895,000  5,731,759
    Okamoto Industries, Inc..............................   417,000  1,528,704
    Okura Industrial Co., Ltd............................   305,000    900,713
    Osaka Organic Chemical Industry, Ltd.................    66,000    277,796
    Osaka Steel Co., Ltd.................................    85,700  1,619,944
#   OSAKA Titanium Technologies Co., Ltd.................   116,400  2,438,916
#*  Pacific Metals Co., Ltd..............................   951,000  2,561,917
    Pack Corp. (The).....................................    81,900  1,609,923
#*  Rasa Industries, Ltd.................................   494,000    549,422
#   Rengo Co., Ltd....................................... 1,367,000  5,743,534
    Riken Technos Corp...................................   218,800    805,369
    Sakai Chemical Industry Co., Ltd.....................   587,000  2,088,900
    Sakata INX Corp......................................   242,000  2,560,215
    Sanyo Chemical Industries, Ltd.......................   359,000  2,602,764
    Sanyo Special Steel Co., Ltd.........................   666,300  2,236,149
    Sekisui Plastics Co., Ltd............................   270,000  1,047,071

                                     1789

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  Materials -- (Continued)
      Shikoku Chemicals Corp...........................   239,000 $  1,856,377
      Shin-Etsu Polymer Co., Ltd.......................   195,800      874,935
      Shinagawa Refractories Co., Ltd..................   257,000      578,326
  #   Shinko Wire Co., Ltd.............................   184,000      272,789
      Stella Chemifa Corp..............................    55,900      615,158
      Sumitomo Bakelite Co., Ltd....................... 1,260,000    5,215,056
      Sumitomo Osaka Cement Co., Ltd................... 2,729,000    7,935,523
  #   Sumitomo Seika Chemicals Co., Ltd................   287,000    2,033,594
      T Hasegawa Co., Ltd..............................   131,600    1,900,899
  #   T&K Toka Co., Ltd................................    38,700      733,552
  #   Taisei Lamick Co., Ltd...........................    29,600      712,597
      Taiyo Holdings Co., Ltd..........................   104,700    3,805,949
      Takasago International Corp......................   439,000    2,183,296
      Takiron Co., Ltd.................................   304,000    1,348,943
  *   Tanaka Chemical Corp.............................     1,100        3,759
      Tayca Corp.......................................   169,000      603,019
      Tenma Corp.......................................    81,900    1,084,635
      Toagosei Co., Ltd................................ 1,354,000    5,412,303
  #*  Toda Kogyo Corp..................................   225,000      955,073
      Toho Zinc Co., Ltd...............................   811,000    2,545,729
      Tokai Carbon Co., Ltd............................ 1,326,000    3,820,613
      Tokushu Tokai Paper Co., Ltd.....................   571,580    1,409,602
      Tokuyama Corp.................................... 2,222,000    4,935,919
      Tokyo Ohka Kogyo Co., Ltd........................   147,300    5,065,132
  *   Tokyo Rope Manufacturing Co., Ltd................   635,000    1,191,121
      Tokyo Steel Manufacturing Co., Ltd...............   654,900    4,921,217
      Tokyo Tekko Co., Ltd.............................   258,000    1,287,275
      Tomoegawa Co., Ltd...............................   125,000      209,172
      Tomoku Co., Ltd..................................   345,000      826,434
      Topy Industries, Ltd............................. 1,175,000    2,646,289
      Toyo Ink SC Holdings Co., Ltd.................... 1,121,000    5,247,278
      Toyo Kohan Co., Ltd..............................   294,000    1,509,047
      Toyobo Co., Ltd.................................. 5,943,000    7,992,962
      TYK Corp.........................................   138,000      254,537
  #   UACJ Corp........................................ 1,529,415    3,756,225
      Ube Industries, Ltd.............................. 3,144,000    4,708,629
      Wood One Co., Ltd................................   169,000      390,393
      Yodogawa Steel Works, Ltd........................   744,500    2,678,411
      Yotai Refractories Co., Ltd......................     8,000       25,626
      Yuki Gosei Kogyo Co., Ltd........................    64,000      145,395
      Yushiro Chemical Industry Co., Ltd...............    62,500      972,831
                                                                  ------------
  Total Materials......................................            284,121,036
                                                                  ------------
  Telecommunication Services -- (0.2%)
  #*  Japan Communications, Inc........................   781,600    3,345,124
      Okinawa Cellular Telephone Co....................    42,800    1,235,161
                                                                  ------------
  Total Telecommunication Services.....................              4,580,285
                                                                  ------------
  Utilities -- (0.4%)
  #*  Hokkaido Electric Power Co., Inc.................   145,700    1,176,909
  #   Hokkaido Gas Co., Ltd............................   270,000      660,732
      Hokuriku Gas Co., Ltd............................    99,000      239,114

                                     1790

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
Utilities -- (Continued)
    K&O Energy Group, Inc............................     77,500 $      995,639
    Okinawa Electric Power Co., Inc. (The)...........     93,671      3,244,948
    Saibu Gas Co., Ltd...............................  1,860,000      4,119,597
    Shizuoka Gas Co., Ltd............................    307,000      1,960,390
                                                                 --------------
Total Utilities......................................                12,397,329
                                                                 --------------
TOTAL COMMON STOCKS..................................             2,496,125,298
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (11.2%)
(S)@ DFA Short Term Investment Fund.................. 27,099,906    313,545,912
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,721,941,784)^^............................            $2,809,671,210
                                                                 ==============

                                     1791

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary.....         -- $  511,934,615   --    $  511,934,615
   Consumer Staples...........         --    229,902,068   --       229,902,068
   Energy.....................         --     24,946,815   --        24,946,815
   Financials................. $4,769,265    276,731,026   --       281,500,291
   Health Care................         --    118,661,590   --       118,661,590
   Industrials................         --    740,655,711   --       740,655,711
   Information Technology.....         --    287,425,558   --       287,425,558
   Materials..................         --    284,121,036   --       284,121,036
   Telecommunication
     Services.................         --      4,580,285   --         4,580,285
   Utilities..................         --     12,397,329   --        12,397,329
Securities Lending
  Collateral..................         --    313,545,912   --       313,545,912
                               ---------- --------------   --    --------------
TOTAL......................... $4,769,265 $2,804,901,945   --    $2,809,671,210
                               ========== ==============   ==    ==============


                                     1792

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- -----------
COMMON STOCKS -- (79.3%)
AUSTRALIA -- (39.5%)
*   AAT Corp., Ltd.....................................         99 $        --
#*  ABM Resources NL...................................    289,660      68,634
#   Acrux, Ltd.........................................    653,577     773,234
    Adelaide Brighton, Ltd.............................  3,733,767  10,347,508
*   Aditya Birla Minerals, Ltd.........................    837,590     129,808
*   AED Oil, Ltd.......................................    363,401          --
#   Ainsworth Game Technology, Ltd.....................    800,329   1,823,334
*   AJ Lucas Group, Ltd................................    317,969      90,094
*   Alchemia, Ltd......................................    221,672      12,049
#*  Alkane Resources, Ltd..............................  1,255,636     255,311
*   Alliance Resources, Ltd............................    399,488      23,143
#   ALS, Ltd...........................................    651,255   2,459,083
    Altium, Ltd........................................    200,244     466,020
*   Altona Mining, Ltd.................................  1,108,169     198,416
    AMA Group, Ltd.....................................     15,236       4,439
    Amalgamated Holdings, Ltd..........................    474,707   4,335,617
#   Amcom Telecommunications, Ltd......................  2,302,821   5,101,517
    Ansell, Ltd........................................    544,496   9,557,376
#*  Antares Energy, Ltd................................  1,279,135     175,361
#   AP Eagers, Ltd.....................................    241,566   1,162,193
*   APN News & Media, Ltd..............................  4,716,055   2,966,783
#*  Aquarius Platinum, Ltd.............................  5,108,664   1,095,291
*   Arafura Resources, Ltd.............................    226,113       8,320
#   ARB Corp., Ltd.....................................    481,571   4,315,761
    Aristocrat Leisure, Ltd............................  2,904,473  15,734,569
    Arrium, Ltd........................................ 18,479,966   2,916,404
#*  ASG Group, Ltd.....................................    924,665     473,570
*   Atlantic, Ltd......................................     21,276         543
#   Atlas Iron, Ltd....................................  6,063,469     792,368
*   Aurelia Metals, Ltd................................    104,200      19,510
#   Ausdrill, Ltd......................................  1,773,892     514,739
#*  Ausenco, Ltd.......................................    769,338     247,162
*   Austal, Ltd........................................  1,182,442   1,419,939
#   Austbrokers Holdings, Ltd..........................    236,995   1,630,893
#   Austin Engineering, Ltd............................    279,815     150,565
#*  Australian Agricultural Co., Ltd...................  2,455,728   3,049,325
    Australian Pharmaceutical Industries, Ltd..........  2,474,051   1,748,848
    Australian Vintage, Ltd............................  4,096,187   1,431,437
    Automotive Holdings Group, Ltd.....................  1,507,514   4,408,726
#*  Avanco Resources, Ltd..............................  2,444,368     138,408
    Aveo Group.........................................         --           1
    AVJennings, Ltd....................................  7,259,050   3,203,687
*   AWE, Ltd...........................................  3,455,857   3,588,057
#*  Bandanna Energy, Ltd...............................    337,935      16,574
#   BC Iron, Ltd.......................................  1,037,294     368,954
#   Beach Energy, Ltd..................................  9,353,942   6,963,889
#*  Beadell Resources, Ltd.............................  2,420,844     557,821
#   Bega Cheese, Ltd...................................    525,852   2,081,088
*   Berkeley Resources, Ltd............................    434,006      82,694
#*  Billabong International, Ltd.......................  3,896,307   1,942,478
*   Bionomics, Ltd.....................................     76,538      24,822

                                     1793

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
AUSTRALIA -- (Continued)
#   Blackmores, Ltd....................................    84,193 $ 2,642,992
*   BlueScope Steel, Ltd............................... 1,945,699   7,537,641
#*  Boart Longyear, Ltd................................ 2,737,139     347,017
*   Boom Logistics, Ltd................................   986,820      99,946
    Bradken, Ltd....................................... 1,278,641   2,696,737
#   Breville Group, Ltd................................   780,129   4,376,059
#   Brickworks, Ltd....................................   180,125   1,697,996
    BT Investment Management, Ltd......................   592,133   3,310,725
#*  Buccaneer Energy, Ltd.............................. 3,283,586       5,113
#*  Buru Energy, Ltd...................................   292,049      84,517
#   Cabcharge Australia, Ltd...........................   888,851   2,989,578
    Cape Lambert Resources, Ltd........................   726,958      43,557
*   Capral, Ltd........................................    58,499       5,704
#   Cardno, Ltd........................................ 1,123,192   2,565,241
#*  Carnarvon Petroleum, Ltd........................... 5,245,194     569,963
*   Carnegie Wave Energy, Ltd..........................   563,165      28,521
#   carsales.com, Ltd.................................. 1,753,092  13,959,538
#   Cash Converters International, Ltd................. 2,261,751   1,942,931
*   CDS Technologies, Ltd..............................    13,276          --
#   Cedar Woods Properties, Ltd........................   321,134   1,449,644
    Challenger, Ltd....................................    82,637     402,031
#   Chandler Macleod Group, Ltd........................   528,695     220,244
*   ChemGenex Pharmaceuticals, Ltd.....................   115,291          --
#*  Clinuvel Pharmaceuticals, Ltd......................    48,821     142,073
    Clover Corp., Ltd..................................   280,574      64,328
*   Coal of Africa, Ltd................................   668,800      18,265
*   Cockatoo Coal, Ltd................................. 6,931,645      75,548
#   Codan, Ltd.........................................   400,153     252,183
*   Coffey International, Ltd.......................... 1,048,636     215,739
#   Collection House, Ltd.............................. 1,996,126   3,234,480
    Collins Foods, Ltd.................................   287,111     565,121
*   Comet Ridge, Ltd...................................    15,204       1,477
*   Cooper Energy, Ltd.................................   336,842      63,868
#   Corporate Travel Management, Ltd...................   210,615   1,594,256
    Coventry Group, Ltd................................   144,778     270,094
#   Credit Corp. Group, Ltd............................   110,382   1,002,887
    CSG, Ltd...........................................   798,595     744,041
    CSR, Ltd........................................... 3,335,360  10,302,791
    CTI Logistics, Ltd.................................     5,500       5,769
#*  Cudeco, Ltd........................................   399,317     438,324
*   Cue Energy Resources, Ltd.......................... 1,378,665      96,151
#   Data#3, Ltd........................................   573,106     291,349
#   Decmil Group, Ltd..................................   893,550     867,017
*   Devine, Ltd........................................   497,498     359,558
    Dick Smith Holdings, Ltd...........................    51,051      80,688
#   Domino's Pizza Enterprises, Ltd....................   279,856   5,657,785
    Downer EDI, Ltd.................................... 2,989,518   9,706,728
*   Dragon Mining, Ltd.................................    76,113       7,340
#*  Drillsearch Energy, Ltd............................ 3,446,607   2,077,041
#   DUET Group.........................................   687,573   1,337,851
    DuluxGroup, Ltd.................................... 3,170,621  14,686,796
#   DWS, Ltd...........................................   382,927     321,466
    Echo Entertainment Group, Ltd...................... 4,331,523  13,534,157

                                     1794

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
AUSTRALIA -- (Continued)
*   EHG Corp., Ltd.....................................        482 $        --
#*  Elders, Ltd........................................    227,187     581,246
*   Emeco Holdings, Ltd................................  3,582,494     334,314
#*  Energy Resources of Australia, Ltd.................  1,190,867   1,208,967
#*  Energy World Corp., Ltd............................  4,308,665     981,832
*   Enero Group, Ltd...................................     12,387       8,187
#*  Equatorial Resources, Ltd..........................     51,591       9,411
#   Equity Trustees, Ltd...............................     14,779     229,371
#   ERM Power, Ltd.....................................    632,664   1,067,731
    Ethane Pipeline Income Fund........................    190,260     258,466
    Euroz, Ltd.........................................     98,356      80,994
#   Evolution Mining, Ltd..............................  2,670,374   1,921,460
    Fairfax Media, Ltd................................. 14,676,907  10,209,639
    Fantastic Holdings, Ltd............................    335,900     480,275
*   FAR, Ltd...........................................  8,139,266     572,939
    Finbar Group, Ltd..................................    128,055     126,979
#   Fleetwood Corp., Ltd...............................    406,195     461,197
#   FlexiGroup, Ltd....................................    620,491   1,411,419
*   Flinders Mines, Ltd................................  7,896,335      92,658
#*  Focus Minerals, Ltd................................ 19,167,915     150,326
#   G8 Education, Ltd..................................    686,800   2,228,798
*   Galaxy Resources, Ltd..............................    601,226      11,701
    Gazal Corp., Ltd...................................     50,562     107,601
#*  Geodynamics, Ltd...................................     69,571       1,943
#*  Gindalbie Metals, Ltd..............................  2,927,610      48,104
*   Global Construction Services, Ltd..................      4,832       1,877
    Goodman Fielder, Ltd............................... 10,646,991   5,284,348
#   GrainCorp, Ltd. Class A............................  1,240,760   8,564,422
#   Grange Resources, Ltd..............................  1,724,297     133,855
#   Greencross, Ltd....................................     99,823     687,919
*   Greenland Minerals & Energy, Ltd...................    796,390      43,253
#*  Gryphon Minerals, Ltd..............................  1,088,015      65,870
#   GUD Holdings, Ltd..................................    718,872   4,372,200
*   Gunns, Ltd.........................................  2,872,620          --
#   GWA Group, Ltd.....................................  2,106,309   4,313,280
    Hansen Technologies, Ltd...........................     46,322      62,414
#   HFA Holdings, Ltd..................................    260,589     313,747
*   Highlands Pacific, Ltd.............................  1,196,332      53,237
#*  Hillgrove Resources, Ltd...........................    200,146      58,913
    Hills, Ltd.........................................  1,315,510   1,103,897
#*  Horizon Oil, Ltd...................................  6,888,387     668,787
*   Icon Energy, Ltd...................................  1,135,301      77,035
*   IDM International, Ltd.............................     23,969          --
#   iiNET, Ltd.........................................  1,139,528   6,613,536
    Iluka Resources, Ltd...............................     95,047     516,167
#*  Imdex, Ltd.........................................  1,225,370     281,273
#   IMF Bentham, Ltd...................................    678,618   1,132,947
    Independence Group NL..............................  1,827,105   7,035,103
#*  Infigen Energy.....................................  2,081,316     403,172
#   Infomedia, Ltd.....................................  2,094,592   1,490,975
    Integrated Research, Ltd...........................    336,657     340,142
#*  Intrepid Mines, Ltd................................    331,189      33,568
#   Invocare, Ltd......................................    927,559   9,360,900

                                     1795

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
AUSTRALIA -- (Continued)
#   IOOF Holdings, Ltd................................. 1,941,725 $14,168,735
#   Iress, Ltd......................................... 1,099,550   8,796,492
*   iSelect, Ltd.......................................    48,828      46,250
#   JB Hi-Fi, Ltd......................................   860,733  11,157,334
    Jumbo Interactive, Ltd.............................    95,052      69,588
*   Jupiter Mines, Ltd.................................   405,443      66,915
    K&S Corp., Ltd.....................................   250,643     253,240
*   Kangaroo Resources, Ltd............................   281,470       1,424
#*  Karoon Gas Australia, Ltd..........................   759,802   1,235,864
#*  Kingsgate Consolidated, Ltd........................ 1,768,531   1,087,673
*   Kingsrose Mining, Ltd..............................   760,046     149,136
*   Lednium, Ltd.......................................   195,019          --
    LogiCamms, Ltd.....................................    38,305      20,746
#*  Lonestar Resources, Ltd............................ 1,156,166     170,809
    Lycopodium, Ltd....................................    80,228      81,113
#*  Lynas Corp., Ltd................................... 3,390,978     117,482
#   M2 Group, Ltd...................................... 1,274,865   8,880,030
    MACA, Ltd..........................................   628,443     401,293
*   Macmahon Holdings, Ltd............................. 6,319,933     278,943
#   Macquarie Atlas Roads Group........................   544,465   1,241,741
    Macquarie Telecom Group, Ltd.......................    35,019     136,783
#   Magellan Financial Group, Ltd......................   479,921   7,069,892
*   Matrix Composites & Engineering, Ltd...............   167,126      76,543
#*  Maverick Drilling & Exploration, Ltd...............   907,264     108,291
#   MaxiTRANS Industries, Ltd..........................   942,578     374,285
#*  Mayne Pharma Group, Ltd............................ 2,972,383   1,440,768
#   McMillan Shakespeare, Ltd..........................   430,668   3,826,860
    McPherson's, Ltd...................................   494,049     456,336
#*  Medusa Mining, Ltd................................. 1,214,094     801,593
    Melbourne IT, Ltd..................................   454,822     485,338
*   MEO Australia, Ltd.................................   681,039       7,926
#*  Mesoblast, Ltd.....................................    99,585     309,347
    Metals X, Ltd......................................   371,519     317,276
#   Metcash, Ltd....................................... 4,642,900   5,241,287
*   Metgasco, Ltd......................................    48,452       1,361
*   Metminco, Ltd......................................   319,401       1,726
    Mincor Resources NL................................ 1,099,085     615,629
#*  Mineral Deposits, Ltd..............................   466,063     311,474
#   Mineral Resources, Ltd............................. 1,202,488   6,228,798
#   MMA Offshore, Ltd.................................. 2,253,544   1,392,754
#*  Molopo Energy, Ltd................................. 1,186,993     129,034
#   Monadelphous Group, Ltd............................   707,732   4,458,093
*   Morning Star Gold NL...............................   332,749       5,440
    Mortgage Choice, Ltd...............................   700,465   1,308,592
#   Mount Gibson Iron, Ltd............................. 4,616,924     760,369
#   Myer Holdings, Ltd................................. 4,168,808   5,021,466
#   MyState, Ltd.......................................   174,087     645,880
*   Nanosonics, Ltd....................................   125,464     131,629
#   Navitas, Ltd....................................... 1,467,242   6,062,538
#*  Nearmap, Ltd....................................... 1,032,226     453,262
#   New Hope Corp., Ltd................................   145,093     264,355
#*  Newsat, Ltd........................................ 1,680,867     131,536
*   Nexus Energy, Ltd.................................. 6,106,883          --

                                     1796

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
AUSTRALIA -- (Continued)
#   NIB Holdings, Ltd.................................. 2,758,725 $ 7,083,226
    Nick Scali, Ltd....................................   170,701     359,402
#*  Noble Mineral Resources, Ltd.......................   405,717          --
*   Northern Iron, Ltd.................................   692,729      14,561
#   Northern Star Resources, Ltd....................... 4,948,523   7,159,367
#   NRW Holdings, Ltd.................................. 1,922,096     423,448
    Nufarm, Ltd........................................ 1,174,808   5,162,366
*   OM Holdings, Ltd...................................    29,193       7,300
#*  Orocobre, Ltd......................................   401,382     912,525
#   OrotonGroup, Ltd...................................   131,885     276,611
*   Otto Energy, Ltd................................... 1,936,175     145,451
#   OZ Minerals, Ltd................................... 2,263,016   6,759,794
    OzForex Group, Ltd.................................   101,351     199,460
#   Pacific Brands, Ltd................................ 6,272,734   2,379,457
#*  Paladin Energy, Ltd................................ 9,684,089   2,831,694
    PanAust, Ltd....................................... 3,208,104   2,994,744
    Panoramic Resources, Ltd........................... 1,834,198     641,907
#*  PaperlinX, Ltd..................................... 2,360,419      71,618
    Patties Foods, Ltd.................................    42,099      45,136
    Peet, Ltd.......................................... 1,672,692   1,347,857
*   Peninsula Energy, Ltd.............................. 8,363,816     135,479
#   Perpetual, Ltd.....................................   364,543  13,831,326
#*  Perseus Mining, Ltd................................ 3,129,961     893,345
*   Phosphagenics, Ltd................................. 1,842,963     113,333
#*  Platinum Australia, Ltd............................ 1,442,661       6,739
*   Pluton Resources, Ltd..............................    20,710         221
*   PMP, Ltd........................................... 2,395,607     751,430
#*  Poseidon Nickel, Ltd...............................   554,377      47,225
    Premier Investments, Ltd...........................   573,267   4,555,086
#*  Prima Biomed, Ltd.................................. 2,194,242      61,593
#   Primary Health Care, Ltd........................... 3,240,864  11,607,224
#   Prime Media Group, Ltd............................. 2,091,792   1,308,884
#   Programmed Maintenance Services, Ltd...............   783,857   1,320,316
*   Qantas Airways, Ltd................................ 4,914,897   9,903,870
#   Qube Holdings, Ltd................................. 1,208,085   2,189,461
*   Quickstep Holdings, Ltd............................   255,575      45,008
*   Ramelius Resources, Ltd............................   834,228      89,481
#*  Range Resources, Ltd............................... 1,456,711      12,287
    RCG Corp., Ltd.....................................   172,449      97,725
    RCR Tomlinson, Ltd................................. 1,086,285   1,733,063
    REA Group, Ltd.....................................    37,034   1,416,623
#   Reckon, Ltd........................................   366,718     544,422
*   Red 5, Ltd.........................................     9,022         748
*   Redflex Holdings, Ltd..............................   377,855     264,251
    Reece Australia, Ltd...............................   238,257   5,978,129
#*  Regis Resources, Ltd............................... 2,578,577   3,881,707
#   Reject Shop, Ltd. (The)............................   241,348   1,090,385
#*  Resolute Mining, Ltd............................... 4,105,110   1,231,870
*   Resource Generation, Ltd...........................   338,381      26,350
#   Retail Food Group, Ltd.............................   929,737   4,442,605
#*  Rex Minerals, Ltd..................................   362,197      30,821
    Ridley Corp., Ltd.................................. 1,370,839     969,169
*   RiverCity Motorway Group........................... 1,563,354          --

                                     1797

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
AUSTRALIA -- (Continued)
*   RungePincockMinarco, Ltd...........................     30,702 $    13,853
#   Ruralco Holdings, Ltd..............................    119,306     337,528
#   SAI Global, Ltd....................................  1,590,543   4,833,974
#   Salmat, Ltd........................................    664,807     829,404
*   Samson Oil & Gas, Ltd..............................  7,175,499      55,867
#   Sandfire Resources NL..............................    572,064   1,887,233
*   Saracen Mineral Holdings, Ltd......................  5,262,040   1,528,948
    Schaffer Corp., Ltd................................     33,766     141,802
#   Sedgman, Ltd.......................................    452,719     183,512
#   Select Harvests, Ltd...............................    483,163   2,480,729
#*  Senex Energy, Ltd..................................  6,628,560   1,415,154
    Servcorp, Ltd......................................    321,229   1,267,791
*   Service Stream, Ltd................................  1,693,203     269,528
#   Seven Group Holdings, Ltd..........................    562,463   2,229,378
    Seven West Media, Ltd..............................  4,540,626   4,602,401
    Seymour Whyte, Ltd.................................      8,690      10,413
    Sigma Pharmaceuticals, Ltd.........................  7,443,934   4,619,408
#*  Silex Systems, Ltd.................................    511,695     209,477
#   Silver Chef, Ltd...................................     82,354     417,506
#*  Silver Lake Resources, Ltd.........................  2,836,778     518,213
#   Sims Metal Management, Ltd.........................  1,409,081  11,854,632
    Sirtex Medical, Ltd................................    421,945   8,797,511
#   Skilled Group, Ltd.................................  1,388,531   1,402,919
    Slater & Gordon, Ltd...............................  1,162,120   5,964,148
#   SMS Management & Technology, Ltd...................    592,261   1,656,084
#   Southern Cross Electrical Engineering, Ltd.........     21,171       7,394
#   Southern Cross Media Group, Ltd....................  3,627,784   2,951,675
#   Spark Infrastructure Group......................... 10,691,774  17,704,592
    Specialty Fashion Group, Ltd.......................    809,557     465,091
    SRG, Ltd...........................................     29,934      13,527
#*  St Barbara, Ltd....................................  2,671,044     446,349
#   Steadfast Group, Ltd...............................    112,713     127,620
*   Strike Energy, Ltd.................................  1,471,668     126,113
    STW Communications Group, Ltd......................  2,297,464   1,634,046
#*  Sundance Energy Australia, Ltd.....................  2,586,243     931,164
#*  Sundance Resources, Ltd............................  8,756,539     176,587
    Sunland Group, Ltd.................................    751,248     994,184
#   Super Retail Group, Ltd............................  1,318,467   8,898,378
    Swick Mining Services, Ltd.........................    106,166      15,502
    Tabcorp Holdings, Ltd..............................  2,426,529   8,576,672
*   Tap Oil, Ltd.......................................  1,524,091     444,686
    Tassal Group, Ltd..................................    927,553   2,709,031
#   Technology One, Ltd................................  1,656,494   4,254,583
#*  Ten Network Holdings, Ltd.......................... 10,842,364   1,674,456
#   TFS Corp., Ltd.....................................  1,842,395   2,099,035
#   Thorn Group, Ltd...................................    417,980     928,166
#*  Tiger Resources, Ltd...............................  6,540,922     246,550
*   Toro Energy, Ltd...................................     70,156       4,513
#   Tox Free Solutions, Ltd............................    892,900   2,017,126
#   TPG Telecom, Ltd...................................    882,504   4,564,369
*   Transfield Services, Ltd...........................  3,180,086   3,482,012
#   Transpacific Industries Group, Ltd................. 10,622,916   6,795,788
#   Treasury Group, Ltd................................     11,874     111,906

                                     1798

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 AUSTRALIA -- (Continued)
     Treasury Wine Estates, Ltd.......................    611,191 $  2,323,643
 *   Tribune Resources, Ltd...........................      3,093        7,620
 #*  Troy Resources, Ltd..............................    998,191      445,178
 #   UGL, Ltd.........................................  1,220,877    1,694,989
 *   Unity Mining, Ltd................................  1,277,780       10,071
     UXC, Ltd.........................................  1,927,277    1,113,930
 *   Venture Minerals, Ltd............................    371,390       10,761
     Villa World, Ltd.................................    239,163      389,735
 #   Village Roadshow, Ltd............................    855,994    4,038,002
 *   Virgin Australia Holdings, Ltd...................  6,117,534    2,231,869
 *   Virgin Australia Holdings, Ltd. (ACI01NXR8)......  7,648,897           --
 #   Virtus Health, Ltd...............................     41,521      258,143
     Vision Eye Institute, Ltd........................    477,043      265,678
 #   Vocus Communications, Ltd........................    580,994    2,796,230
     Watpac, Ltd......................................    783,104      492,033
 #   WDS, Ltd.........................................    317,968       41,948
 #   Webjet, Ltd......................................    510,145    1,154,841
     Webster, Ltd.....................................    180,921      188,225
     Western Areas, Ltd...............................  1,495,542    4,633,049
 #*  Western Desert Resources, Ltd....................    241,493       20,455
 #*  White Energy Co., Ltd............................    643,913       89,107
 #*  Whitehaven Coal, Ltd.............................  4,157,607    3,969,565
     Wide Bay Australia, Ltd..........................     89,119      398,681
 *   Wollongong Coal, Ltd.............................    119,865        2,240
     WorleyParsons, Ltd...............................     89,828      668,323
                                                                  ------------
 TOTAL AUSTRALIA......................................             650,835,837
                                                                  ------------
 CHINA -- (0.1%)
 *   Goldin Properties Holdings, Ltd..................  3,044,000    1,737,682
 #*  Technovator International, Ltd...................  1,228,000      487,958
     Zhuhai Holdings Investment Group, Ltd............  1,146,000      197,688
                                                                  ------------
 TOTAL CHINA..........................................               2,423,328
                                                                  ------------
 HONG KONG -- (22.7%)
     Aeon Credit Service Asia Co., Ltd................    580,000      432,443
 #   Aeon Stores Hong Kong Co., Ltd...................    248,000      275,205
     Alco Holdings, Ltd...............................  1,426,000      273,843
     Allan International Holdings.....................    720,000      199,382
     Allied Group, Ltd................................    683,200    2,902,574
 #   Allied Properties HK, Ltd........................ 12,297,857    2,442,025
 *   Anxian Yuan China Holdings, Ltd..................  3,100,000       55,959
 *   Apac Resources, Ltd.............................. 19,724,900      286,201
     APT Satellite Holdings, Ltd......................  1,979,500    2,692,312
     Arts Optical International Hldgs.................    730,000      282,389
     Asia Financial Holdings, Ltd.....................  2,474,908    1,058,674
     Asia Satellite Telecommunications Holdings, Ltd..    962,000    3,343,896
     Asia Standard Hotel Group, Ltd................... 11,777,218    1,823,004
     Asia Standard International Group, Ltd........... 13,425,937    3,152,306
     Associated International Hotels, Ltd.............    980,000    2,951,316
     Aupu Group Holding Co., Ltd......................  3,260,000      641,347
 *   AVIC Joy Holdings HK, Ltd........................  1,630,000       71,181
 *   Bel Global Resources Holdings, Ltd...............  2,576,000           --

                                     1799

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ----------- ----------
HONG KONG -- (Continued)
#   Bonjour Holdings, Ltd..............................  13,352,600 $1,205,847
    Bossini International Hldg.........................   3,807,500    322,766
#*  Brightoil Petroleum Holdings, Ltd..................  10,253,000  2,490,465
#*  Brockman Mining, Ltd...............................  23,482,814    875,167
*   Burwill Holdings, Ltd..............................  27,910,960  1,202,335
#   Cafe de Coral Holdings, Ltd........................   1,958,000  7,207,522
    CEC International Holdings, Ltd....................     516,000    150,815
    Century City International Holdings, Ltd...........   6,419,460    495,410
    Champion Technology Holdings, Ltd..................  15,193,089    302,990
    Chen Hsong Holdings................................   1,212,000    323,442
    Cheuk Nang Holdings, Ltd...........................     623,976    566,487
*   Cheung Wo International Holdings, Ltd..............     690,000     55,132
    Chevalier International Holdings, Ltd..............     786,834  1,350,422
*   China Billion Resources, Ltd.......................   4,876,000         --
#*  China Daye Non-Ferrous Metals Mining, Ltd..........  14,889,837    269,211
*   China Digicontent Co., Ltd.........................   2,710,000         --
#*  China Dynamics Holdings, Ltd.......................     660,000     49,177
#   China Electronics Corp. Holdings Co., Ltd..........   6,146,250  1,416,097
*   China Energy Development Holdings, Ltd.............  52,272,000    993,527
    China Financial Services Holdings, Ltd.............     954,000     68,641
*   China Flavors & Fragrances Co., Ltd................     156,137     20,604
*   China Infrastructure Investment, Ltd...............   7,776,000    120,407
    China Metal International Holdings, Inc............   2,748,000    887,207
#   China Motor Bus Co., Ltd...........................      50,000    581,640
*   China Renji Medical Group, Ltd.....................   1,006,350     29,402
*   China Solar Energy Holdings, Ltd...................   1,669,500      7,268
*   China Star Entertainment, Ltd......................  47,600,000    757,315
*   China Strategic Holdings, Ltd......................  18,877,500    264,716
    China Ting Group Holdings, Ltd.....................   2,443,151    114,550
*   China Tycoon Beverage Holdings, Ltd................   2,732,000     81,662
    China-Hongkong Photo Products Holdings, Ltd........   1,967,000    117,974
    Chinney Investments, Ltd...........................   1,144,000    184,543
    Chong Hing Bank, Ltd...............................       2,127      4,788
#   Chow Sang Sang Holdings International, Ltd.........   2,286,000  6,058,552
    Chu Kong Shipping Enterprise Group Co., Ltd........   2,566,000    680,410
    Chuang's China Investments, Ltd....................   3,700,938    251,281
    Chuang's Consortium International, Ltd.............   6,030,730    747,594
    CITIC Telecom International Holdings, Ltd..........  11,135,125  3,441,367
    CK Life Sciences International Holdings, Inc.......  21,666,000  2,204,766
    CNT Group, Ltd.....................................   8,315,264    482,886
    COL Capital, Ltd...................................   2,209,840    886,998
*   Continental Holdings, Ltd..........................     450,000     11,217
    Convenience Retail Asia, Ltd.......................      42,000     26,595
*   CP Lotus Corp......................................  11,420,000    248,807
#   Cross-Harbour Holdings, Ltd. (The).................     691,520    757,798
    CSI Properties, Ltd................................  36,316,383  1,399,733
*   CST Mining Group, Ltd.............................. 104,160,000    591,588
    Cw Group Holdings, Ltd.............................   2,048,000    555,805
    Dah Sing Banking Group, Ltd........................   3,552,716  5,927,114
    Dah Sing Financial Holdings, Ltd...................   1,219,344  7,020,656
*   Dan Form Holdings Co., Ltd.........................   3,668,260    586,120
    Dickson Concepts International, Ltd................   1,258,000    591,305
*   Dingyi Group Investment, Ltd.......................   1,672,500    101,422

                                     1800

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)
    Dorsett Hospitality International, Ltd.............   4,765,200 $   786,670
    Eagle Nice International Holdings, Ltd.............   1,116,000     204,400
    EcoGreen Fine Chemicals Group, Ltd.................   1,202,000     330,987
*   EganaGoldpfeil Holdings, Ltd.......................   4,121,757          --
    Emperor Capital Group, Ltd.........................   2,652,000     261,336
    Emperor Entertainment Hotel, Ltd...................   4,490,000   1,058,869
#   Emperor International Holdings, Ltd................   8,288,753   1,878,356
    Emperor Watch & Jewellery, Ltd.....................  26,410,000   1,137,228
*   ENM Holdings, Ltd..................................  15,112,000     954,512
*   EPI Holdings, Ltd..................................   2,679,927      43,920
#   Esprit Holdings, Ltd...............................  14,209,450  16,064,921
*   eSun Holdings, Ltd.................................   4,472,000     409,757
*   Ezcom Holdings, Ltd................................      72,576          --
    Fairwood Holdings, Ltd.............................     634,100   1,584,785
    Far East Consortium International, Ltd.............   6,454,772   2,522,356
    Fountain SET Holdings, Ltd.........................   4,898,000     509,912
    Four Seas Mercantile Holdings, Ltd.................     628,000     366,210
*   Frontier Services Group, Ltd.......................     529,000      74,429
    Fujikon Industrial Holdings, Ltd...................     736,000     138,224
#   Future Bright Holdings, Ltd........................   3,324,000     862,835
*   G-Resources Group, Ltd............................. 147,663,600   4,189,697
*   GCL New Energy Holdings, Ltd.......................   5,872,000     686,566
    Get Nice Holdings, Ltd.............................  26,536,000   1,209,970
#   Giordano International, Ltd........................   9,380,000   4,438,363
#*  Global Brands Group Holding, Ltd...................  12,772,000   2,406,355
    Glorious Sun Enterprises, Ltd......................   2,702,000     588,678
    Gold Peak Industries Holding, Ltd..................   3,118,642     345,783
    Golden Resources Development International, Ltd....   3,330,500     197,972
*   Good Fellow Resources Holdings, Ltd................     590,000     120,248
*   Grande Holdings, Ltd. (The)........................     882,000       8,761
    Great Eagle Holdings, Ltd..........................      72,627     241,843
    Guangnan Holdings, Ltd.............................   2,433,600     347,623
#   Guotai Junan International Holdings, Ltd...........   4,251,599   2,965,101
#   Haitong International Securities Group, Ltd........   4,371,968   2,754,060
*   Hao Tian Development Group, Ltd....................   7,164,000     305,206
    Harbour Centre Development, Ltd....................     963,500   1,760,158
*   Heng Fai Enterprises, Ltd..........................     440,000       6,920
    High Fashion International, Ltd....................     268,000      89,016
    HKR International, Ltd.............................   5,934,336   3,048,297
    Hon Kwok Land Investment Co., Ltd..................     314,800     104,140
*   Hong Fok Land, Ltd.................................   1,210,000          --
#   Hong Kong Aircraft Engineering Co., Ltd............      88,400     976,838
    Hong Kong Ferry Holdings Co., Ltd..................     848,300     954,847
*   Hong Kong Television Network, Ltd..................   2,401,751   1,041,719
    Hongkong & Shanghai Hotels (The)...................   1,320,555   1,889,232
#   Hongkong Chinese, Ltd..............................   5,186,000     909,175
    Hop Hing Group Holdings, Ltd.......................   1,292,000      21,450
    Hopewell Holdings, Ltd.............................   3,002,000  11,250,336
#   Hsin Chong Construction Group, Ltd.................   6,443,658     730,238
    Hung Hing Printing Group, Ltd......................   2,706,000     366,330
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd..............................................  11,412,000   5,220,566
*   I-CABLE Communications, Ltd........................   2,573,000     231,616
#*  Imagi International Holdings, Ltd..................  56,568,000   1,232,116

                                     1801

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
HONG KONG -- (Continued)
#*  Integrated Waste Solutions Group Holdings, Ltd.....  4,000,000 $   164,193
*   International Standard Resources Holdings, Ltd..... 16,776,250     801,401
    iOne Holdings, Ltd.................................  6,900,000     218,437
    IPE Group, Ltd.....................................  3,345,000     302,038
*   IRC, Ltd...........................................  7,336,000     446,822
    IT, Ltd............................................  4,158,532   1,065,746
    ITC Corp., Ltd.....................................  1,008,145      89,638
#   ITC Properties Group, Ltd..........................  4,275,791   2,084,359
*   Jinhui Holdings Co., Ltd...........................    121,000      19,078
    Johnson Electric Holdings, Ltd.....................  1,724,250   6,272,724
#   K Wah International Holdings, Ltd..................  8,182,877   4,414,980
    Ka Shui International Holdings, Ltd................    550,000      80,741
*   Kader Holdings Co., Ltd............................     92,000       9,471
    Kam Hing International Holdings, Ltd...............  1,830,000     122,478
    Kantone Holdings, Ltd..............................  1,012,364     124,059
#   Keck Seng Investments..............................    904,600     804,497
*   King Pacific International Holdings, Ltd...........  1,404,200          --
    Kingmaker Footwear Holdings, Ltd...................  1,532,955     256,693
#   Kingston Financial Group, Ltd...................... 19,813,000   2,273,645
    Kowloon Development Co., Ltd.......................  2,505,000   2,922,662
    L'Occitane International SA........................    530,000   1,337,480
    Lai Sun Development Co., Ltd....................... 80,488,466   1,800,860
    Lai Sun Garment International, Ltd.................  3,419,680     439,018
    Lam Soon Hong Kong, Ltd............................    302,310     244,100
*   Landsea Green Properties Co., Ltd..................    812,000      66,794
*   Leading Spirit High-Tech Holdings Co., Ltd.........  2,310,000          --
    Lee's Pharmaceutical Holdings, Ltd.................    665,000   1,000,292
    Lerado Group Holding Co., Ltd......................  2,674,000     182,818
    Lifestyle International Holdings, Ltd..............  1,129,000   2,221,752
    Lippo China Resources, Ltd......................... 21,542,000     734,067
    Lippo, Ltd.........................................  1,195,700     658,576
*   Lisi Group Holdings, Ltd...........................  3,418,000     152,137
#   Liu Chong Hing Investment, Ltd.....................  1,227,200   1,513,485
    Luen Thai Holdings, Ltd............................  1,207,000     234,300
    Luk Fook Holdings International, Ltd...............  2,838,000  10,586,460
    Luks Group Vietnam Holdings Co., Ltd...............    482,913     148,601
    Lung Kee Bermuda Holdings..........................  1,613,875     451,080
*   Macau Legend Development, Ltd......................    108,000      39,128
    Magnificent Estates................................ 13,558,000     593,369
    Man Wah Holdings, Ltd..............................  5,828,000   4,968,969
    Man Yue Technology Holdings, Ltd...................  1,104,000     161,672
    Matrix Holdings, Ltd...............................  1,067,414     254,568
*   Mei Ah Entertainment Group, Ltd.................... 19,120,000   1,328,295
    Melbourne Enterprises, Ltd.........................     40,500     724,723
#   Melco International Development, Ltd...............  3,544,000   7,065,424
#*  Midland Holdings, Ltd..............................  5,334,000   2,689,929
    Ming Fai International Holdings, Ltd...............  1,765,000     188,632
*   Ming Fung Jewellery Group, Ltd..................... 21,315,000     205,146
    Miramar Hotel & Investment.........................    870,000   1,102,403
*   Mongolia Energy Corp., Ltd.........................  1,892,750      98,589
#*  Mongolian Mining Corp.............................. 27,081,500   1,070,813
#   NagaCorp, Ltd......................................  7,592,000   5,953,808
    Nanyang Holdings, Ltd..............................    137,500     865,697

                                     1802

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
HONG KONG -- (Continued)
    National Electronic Hldgs..........................  2,498,000 $  324,387
    Natural Beauty Bio-Technology, Ltd.................  4,040,000    391,336
*   Neo-Neon Holdings, Ltd.............................  2,337,500    363,611
*   Neptune Group, Ltd................................. 23,230,000    358,493
    New Century Group Hong Kong, Ltd................... 13,351,464    236,476
*   New Times Energy Corp., Ltd........................  1,946,400     51,260
#   Newocean Energy Holdings, Ltd......................  7,836,000  2,882,188
    Next Media, Ltd....................................  4,421,183    391,691
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd..............................................  9,769,706    604,739
    Orient Overseas International, Ltd.................    980,000  6,386,637
*   Orient Power Holdings, Ltd.........................    804,000         --
#   Oriental Watch Holdings............................  3,160,800    561,601
    Pacific Andes International Holdings, Ltd.......... 20,007,067    684,849
#   Pacific Basin Shipping, Ltd........................ 12,866,000  4,744,474
    Pacific Textile Holdings, Ltd......................  4,393,000  6,060,991
    Paliburg Holdings, Ltd.............................  3,152,830  1,052,681
*   Pan Asia Environmental Protection Group, Ltd.......     80,000     16,811
#   Paradise Entertainment, Ltd........................  3,708,000  1,264,696
    PCCW, Ltd..........................................  4,138,879  2,734,946
#*  Peace Mark Holdings, Ltd...........................  2,712,022         --
*   Pearl Oriental Oil, Ltd............................ 11,918,400    260,179
    Pegasus International Holdings, Ltd................    226,000     34,027
    Perfect Shape PRC Holdings, Ltd....................    956,000    261,666
#   Pico Far East Holdings, Ltd........................  4,928,000  1,105,851
*   Ping Shan Tea Group, Ltd...........................  2,633,325     25,067
    Playmates Holdings, Ltd............................    706,000    685,840
#   Playmates Toys, Ltd................................  4,936,000  1,044,574
*   PNG Resources Holdings, Ltd........................         --         --
    Pokfulam Development Co............................    234,000    360,478
#   Polytec Asset Holdings, Ltd........................ 11,658,526  1,574,815
    Public Financial Holdings, Ltd.....................  3,194,000  1,524,327
    PYI Corp., Ltd..................................... 24,859,973    518,460
*   Pyxis Group, Ltd...................................  1,936,000      7,966
    Raymond Industrial, Ltd............................     30,400      3,885
#   Regal Hotels International Holdings, Ltd...........  2,955,800  1,836,413
*   Richfield Group Holdings, Ltd......................  9,792,000    371,934
    Rivera Holdings, Ltd...............................  5,710,000    279,967
#   SA SA International Holdings, Ltd..................  9,470,000  6,105,330
    Safety Godown Co., Ltd.............................    398,000    635,350
*   Sandmartin International Holdings, Ltd.............     84,000      4,097
    SAS Dragon Hldg, Ltd...............................  2,182,000    468,452
    SEA Holdings, Ltd..................................  1,158,000    777,045
    Shenyin Wanguo HK, Ltd.............................  3,566,250  2,774,359
*   Shougang Concord Technology Holdings...............  9,657,809    322,565
*   Shun Ho Technology Holdings, Ltd...................  1,037,452    285,741
    Shun Tak Holdings, Ltd............................. 11,693,419  5,343,805
*   Silver base Group Holdings, Ltd....................  4,300,677    542,794
    Simsen International Corp., Ltd....................    307,000     67,718
*   Sing Pao Media Enterprises, Ltd....................    250,511         --
    Sing Tao News Corp., Ltd...........................  1,974,000    289,956
    Singamas Container Holdings, Ltd................... 11,180,000  1,800,150
*   Sino Distillery Group, Ltd.........................    148,000      9,753
*   Sinocan Holdings, Ltd..............................    350,000         --

                                     1803

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
HONG KONG -- (Continued)
    SIS International Holdings.........................     34,000 $   15,204
*   SIS Mobile Holdings, Ltd...........................     10,880      1,698
    Sitoy Group Holdings, Ltd..........................    834,000    548,298
    SmarTone Telecommunications Holdings, Ltd..........  3,535,925  6,199,483
#*  SOCAM Development, Ltd.............................  1,716,771  1,560,062
*   Solomon Systech International, Ltd.................  8,590,000    330,354
    Soundwill Holdings, Ltd............................    420,000    681,461
*   South China China, Ltd.............................  6,744,000    684,638
*   South China Land, Ltd.............................. 13,495,170    233,705
    Stella International Holdings, Ltd.................    842,000  2,200,744
    Stelux Holdings International, Ltd.................  3,100,400    760,277
*   Success Universe Group, Ltd........................  6,716,000    186,628
    Sun Hing Vision Group Holdings, Ltd................    358,000    114,961
#   Sun Hung Kai & Co., Ltd............................  4,398,429  3,943,714
*   Symphony Holdings, Ltd.............................    440,000     35,245
#   TAI Cheung Holdings, Ltd...........................  2,019,000  1,677,159
    Tai Sang Land Development, Ltd.....................    804,910    405,423
#   Tan Chong International, Ltd.......................  1,212,000    402,721
#   Tao Heung Holdings, Ltd............................    517,000    230,210
*   Taung Gold International, Ltd...................... 14,590,000    316,712
    Television Broadcasts, Ltd.........................  1,313,300  8,160,509
*   Termbray Industries International Holdings, Ltd....  2,304,900    234,496
    Tern Properties Co., Ltd...........................     51,200     40,691
    Texwinca Holdings, Ltd.............................  4,606,000  3,794,398
    Tian Teck Land, Ltd................................  1,054,000  1,235,149
*   Titan Petrochemicals Group, Ltd.................... 13,140,000      4,237
#   Tradelink Electronic Commerce, Ltd.................  4,896,000  1,096,214
#   Transport International Holdings, Ltd..............  1,033,741  2,548,994
#   Trinity, Ltd.......................................  7,838,000  1,526,164
    Tristate Holdings, Ltd.............................    188,000     67,644
#*  TSC Group Holdings, Ltd............................  3,377,000    849,931
#*  United Laboratories International Holdings, Ltd.
      (The)............................................  4,482,000  2,196,066
*   Universal Technologies Holdings, Ltd...............  7,630,000    688,891
*   Universe International Holdings, Ltd...............  3,475,000     41,553
#*  Up Energy Development Group, Ltd...................  3,205,000    235,639
*   Value Convergence Holdings, Ltd....................  1,756,000    225,722
    Value Partners Group, Ltd..........................  5,555,000  4,720,479
    Van Shung Chong Holdings, Ltd......................  1,184,002    137,487
    Vanke Property Overseas, Ltd.......................     13,000     10,789
    Varitronix International, Ltd......................  2,083,293  1,419,969
*   Vedan International Holdings, Ltd..................  3,272,000    172,093
    Victory City International Holdings, Ltd...........  7,422,229  1,056,797
#   Vitasoy International Holdings, Ltd................  4,817,000  6,679,558
    VST Holdings, Ltd..................................  5,147,600  1,645,812
#   VTech Holdings, Ltd................................    363,600  5,108,941
    Wai Kee Holdings, Ltd..............................  7,864,738  2,308,972
#*  Willie International Holdings, Ltd................. 11,910,000    240,374
    Win Hanverky Holdings, Ltd.........................  1,812,000    216,989
    Wing On Co. International, Ltd.....................    781,000  2,476,198
    Wing Tai Properties, Ltd...........................  1,957,331  1,243,411
    Wong's International Hldgs.........................    737,641    250,513
    Wong's Kong King International.....................    120,000     11,611
#   Xinyi Glass Holdings, Ltd.......................... 16,730,000  8,821,406

                                     1804

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 HONG KONG -- (Continued)
 #   Xinyi Solar Holdings, Ltd........................ 12,292,000 $  3,392,191
     Yangtzekiang Garment, Ltd........................    606,500      215,929
     Yau Lee Holdings, Ltd............................    534,000      119,586
     Yeebo International Hldg.........................    572,000       92,093
 #   YGM Trading, Ltd.................................    460,000      812,390
     YT Realty Group, Ltd.............................    749,000      243,038
     Yugang International, Ltd........................ 93,492,000    1,138,045
                                                                  ------------
 TOTAL HONG KONG......................................             373,803,271
                                                                  ------------
 NEW ZEALAND -- (7.9%)
 #*  a2 Milk Co., Ltd.................................    939,177      367,161
     Abano Healthcare Group, Ltd......................     30,725      190,072
 #   Air New Zealand, Ltd.............................  3,802,481    7,193,841
     Auckland International Airport, Ltd..............    319,815    1,034,367
     Briscoe Group, Ltd...............................      2,235        4,869
     Cavalier Corp., Ltd..............................    268,754      107,857
     CDL Investments New Zealand, Ltd.................    111,311       48,623
 #*  Chorus, Ltd......................................  2,026,566    3,895,054
     Colonial Motor Co., Ltd. (The)...................    148,846      685,308
     Contact Energy, Ltd..............................    518,419    2,660,619
 *   Diligent Board Member Services, Inc..............     82,102      327,533
 #   Ebos Group, Ltd..................................    442,465    3,036,993
 #   Fisher & Paykel Healthcare Corp., Ltd............  4,127,615   18,612,253
     Freightways, Ltd.................................    953,438    4,140,363
 #   Hallenstein Glasson Holdings, Ltd................    249,585      608,767
     Heartland New Zealand, Ltd.......................    185,677      178,351
 #   Hellaby Holdings, Ltd............................    395,759      911,197
 #   Infratil, Ltd....................................  3,295,588    7,566,267
 #   Kathmandu Holdings, Ltd..........................    650,835      951,977
 #   Mainfreight, Ltd.................................    540,494    6,284,478
     Marsden Maritime Holdings, Ltd...................     71,205      143,771
     Methven, Ltd.....................................     93,877       80,536
 #   Metlifecare, Ltd.................................    508,346    1,772,699
 #   Michael Hill International, Ltd..................  1,534,152    1,348,650
     Millennium & Copthorne Hotels New Zealand, Ltd...    418,978      408,453
     New Zealand Oil & Gas, Ltd.......................  2,074,737      967,918
 #*  New Zealand Refining Co., Ltd. (The).............    591,259    1,090,906
     Nuplex Industries, Ltd...........................  1,294,136    2,803,854
 #   NZX, Ltd.........................................    980,309      862,285
 #   Opus International Consultants, Ltd..............     12,925       13,140
 #*  Pacific Edge, Ltd................................    418,982      239,674
     PGG Wrightson, Ltd...............................  1,029,425      362,422
 *   Pike River Coal, Ltd.............................    490,805           --
 #   Port of Tauranga, Ltd............................    528,322    6,813,157
 *   Pumpkin Patch, Ltd...............................    532,847       85,131
 #   Restaurant Brands New Zealand, Ltd...............    472,937    1,306,936
 *   Richina Pacific, Ltd.............................    274,180           --
 *   Rubicon, Ltd.....................................  1,485,105      379,206
 #   Ryman Healthcare, Ltd............................  2,353,350   14,087,584
 #   Sanford, Ltd.....................................    393,618    1,424,763
     Scott Technology, Ltd............................     39,805       45,813
 #   Skellerup Holdings, Ltd..........................    545,405      518,902
 #   Sky Network Television, Ltd......................  2,057,996    9,049,044

                                     1805

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  NEW ZEALAND -- (Continued)
  #   SKYCITY Entertainment Group, Ltd................. 4,365,153 $ 12,453,324
      Spark New Zealand, Ltd...........................   359,924      862,450
      Steel & Tube Holdings, Ltd.......................   442,635      925,092
      Summerset Group Holdings, Ltd....................   360,703      812,814
      Tourism Holdings, Ltd............................   274,867      358,702
  #   Tower, Ltd.......................................   868,256    1,425,858
  #   Trade Me Group, Ltd.............................. 1,494,120    3,938,317
  #   TrustPower, Ltd..................................    70,059      426,552
  #   Vector, Ltd...................................... 1,319,786    2,832,156
  #   Warehouse Group, Ltd. (The)......................   719,178    1,487,545
  #*  Xero, Ltd........................................   149,590    1,688,531
                                                                  ------------
  TOTAL NEW ZEALAND....................................            129,822,135
                                                                  ------------
  SINGAPORE -- (9.1%)
  *   Abterra, Ltd.....................................   531,800      216,912
      Amara Holdings, Ltd..............................   950,000      377,805
      Amtek Engineering, Ltd........................... 1,353,000      624,188
      ASL Marine Holdings, Ltd.........................   816,600      257,647
      Aspial Corp., Ltd................................    72,959       21,367
  #*  Ausgroup, Ltd.................................... 3,653,000      809,960
      Baker Technology, Ltd............................ 1,272,000      239,784
  #   Banyan Tree Holdings, Ltd........................ 1,053,000      407,871
  #*  Biosensors International Group, Ltd.............. 6,598,237    3,142,235
      Bonvests Holdings, Ltd...........................   978,000      989,193
      Boustead Singapore, Ltd.......................... 1,707,606    2,270,593
  #   Breadtalk Group, Ltd.............................   907,800    1,013,647
  *   Broadway Industrial Group, Ltd................... 1,557,200      225,124
      Bukit Sembawang Estates, Ltd.....................   614,003    2,414,959
      Bund Center Investment, Ltd...................... 2,717,000      397,809
  #   Centurion Corp., Ltd.............................   700,000      306,375
      CH Offshore, Ltd................................. 1,642,400      600,967
  #   China Aviation Oil Singapore Corp., Ltd.......... 1,586,399      829,558
  #   China Merchants Holdings Pacific, Ltd............   867,000      628,239
      Chip Eng Seng Corp., Ltd......................... 3,546,800    2,377,507
      Chuan Hup Holdings, Ltd.......................... 3,967,000      801,013
  #   Cityspring Infrastructure Trust.................. 1,498,000      603,037
  #   Cosco Corp. Singapore, Ltd....................... 7,006,000    2,797,102
  #   Creative Technology, Ltd.........................   272,200      350,523
      CSC Holdings, Ltd................................ 2,495,000       89,807
      CSE Global, Ltd.................................. 3,382,000    1,460,657
      CWT, Ltd......................................... 1,444,700    1,793,973
      Datapulse Technology, Ltd........................    89,000        7,203
  #*  Del Monte Pacific, Ltd...........................   848,000      291,317
  *   Delong Holdings, Ltd............................. 1,361,000      224,149
      DMX Technologies Group, Ltd...................... 2,096,000      248,830
  #   Dyna-Mac Holdings, Ltd........................... 2,259,000      577,049
      Elec & Eltek International Co., Ltd..............   147,000      182,724
      Ellipsiz, Ltd....................................   123,000        8,825
      EnGro Corp., Ltd.................................   354,000      310,342
      Eu Yan Sang International, Ltd...................   809,800      464,986
  #   Ezion Holdings, Ltd..............................   689,760      646,692
  #   Ezra Holdings, Ltd............................... 5,843,760    2,285,175
  #   Falcon Energy Group, Ltd......................... 2,068,000      419,652

                                     1806

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
SINGAPORE -- (Continued)
    Far East Orchard, Ltd..............................  1,106,685 $1,380,668
*   First Sponsor Group, Ltd...........................    453,661    405,805
    FJ Benjamin Holdings, Ltd..........................  1,305,000    155,196
    Food Empire Holdings, Ltd..........................  1,256,400    297,853
#   Fragrance Group, Ltd...............................  6,256,000  1,041,022
#*  Gallant Venture, Ltd...............................  5,073,000    915,259
#*  Geo Energy Resources, Ltd..........................    432,000     65,276
    GK Goh Holdings, Ltd...............................  1,458,000    985,376
    Global Premium Hotels, Ltd.........................    559,480    146,623
*   Global Yellow Pages, Ltd...........................    747,500     23,756
#   GMG Global, Ltd.................................... 18,410,000    867,875
    GP Batteries International, Ltd....................    235,000    164,694
    GP Industries, Ltd.................................  2,643,209  1,264,661
    GuocoLand, Ltd.....................................    399,314    530,136
#   GuocoLeisure, Ltd..................................  3,364,000  2,370,267
*   Hanwell Holdings, Ltd..............................  1,823,419    374,046
#*  Healthway Medical Corp., Ltd.......................  8,556,776    289,778
    HG Metal Manufacturing, Ltd........................  1,768,000     87,798
    Hi-P International, Ltd............................  1,309,000    682,698
    Hiap Hoe, Ltd......................................    353,000    216,002
    Hiap Seng Engineering, Ltd.........................    239,100     26,382
*   HLH Group, Ltd.....................................  8,364,000     92,123
    Ho Bee Land, Ltd...................................  1,652,000  2,526,766
#   Hong Fok Corp., Ltd................................  3,323,640  2,230,350
    Hong Leong Asia, Ltd...............................    711,000    757,088
    Hotel Grand Central, Ltd...........................  1,394,187  1,360,311
    Hour Glass, Ltd. (The).............................  1,868,232  1,012,035
    HTL International Holdings, Ltd....................  1,063,843    208,660
    HupSteel, Ltd......................................  1,572,875    227,243
#   Hwa Hong Corp., Ltd................................  2,186,000    548,788
#   Hyflux, Ltd........................................  3,258,500  2,292,676
    Indofood Agri Resources, Ltd.......................  3,468,000  1,813,137
    InnoTek, Ltd.......................................    950,000    179,320
    Innovalues, Ltd....................................    334,000    133,412
#*  International Healthway Corp., Ltd.................    594,656    120,767
#*  Interra Resources, Ltd.............................    396,000     48,126
    IPC Corp., Ltd.....................................  4,265,000    481,452
#   ISDN Holdings, Ltd.................................    293,000     45,387
    Isetan Singapore, Ltd..............................    122,500    422,164
#*  Jiutian Chemical Group, Ltd........................ 10,128,000    462,026
#*  Jurong Technologies Industrial Corp., Ltd..........  2,227,680         --
    k1 Ventures, Ltd...................................  5,098,500    703,384
#   Keppel Infrastructure Trust........................  1,367,000  1,081,270
#   Keppel Telecommunications & Transportation, Ltd....  1,409,600  1,812,375
    Koh Brothers Group, Ltd............................  1,432,000    328,214
#   KSH Holdings, Ltd..................................     52,000     19,776
#   LCD Global Investments, Ltd........................  3,569,504    915,522
*   Li Heng Chemical Fibre Technologies, Ltd...........  2,053,000    178,859
    Lian Beng Group, Ltd...............................  2,304,000  1,070,888
#*  Linc Energy, Ltd...................................  1,982,517    850,669
    Low Keng Huat Singapore, Ltd.......................    916,000    497,485
    Lum Chang Holdings, Ltd............................  1,094,030    287,392
    M1, Ltd............................................     41,600    115,024

                                     1807

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
SINGAPORE -- (Continued)
    Marco Polo Marine, Ltd.............................    963,000 $  198,864
    mDR, Ltd...........................................  3,997,000     14,773
*   Mercator Lines Singapore, Ltd......................    555,000     35,272
#   Mermaid Maritime PCL...............................  1,615,000    357,063
    Metro Holdings, Ltd................................  2,085,792  1,502,516
    Mewah International, Inc...........................  1,183,000    331,188
#   Midas Holdings, Ltd................................  8,177,000  2,046,136
#   Nam Cheong, Ltd....................................  7,126,740  1,648,201
    New Toyo International Holdings, Ltd...............  1,624,000    306,562
    NSL, Ltd...........................................    422,000    502,257
*   Oceanus Group, Ltd.................................  2,389,300     21,270
#   OSIM International, Ltd............................  1,689,000  2,416,044
#   Otto Marine, Ltd................................... 10,983,500    338,395
#   OUE Hospitality Trust..............................    310,500    214,628
#   OUE, Ltd...........................................  1,863,000  3,025,543
#   Oxley Holdings, Ltd................................  1,093,000    410,962
#   Pan-United Corp., Ltd..............................  2,006,000  1,290,838
    PEC, Ltd...........................................     47,000     15,835
    Penguin International, Ltd.........................  1,437,000    243,683
    Petra Foods, Ltd...................................    804,000  2,370,347
    Popular Holdings, Ltd..............................  2,763,650    633,168
    QAF, Ltd...........................................  1,244,080    921,810
#   Raffles Education Corp., Ltd.......................  4,299,710  1,049,825
    Raffles Medical Group, Ltd.........................    579,437  1,698,520
    Rickmers Maritime..................................    888,000    190,243
    Rotary Engineering, Ltd............................  1,485,600    609,139
    Roxy-Pacific Holdings, Ltd.........................    297,500    116,017
*   S I2I, Ltd......................................... 12,662,000     37,112
    San Teh, Ltd.......................................    713,087    146,569
    SBS Transit, Ltd...................................    953,500  1,326,381
    Sheng Siong Group, Ltd.............................  1,506,000    805,633
    SHS Holdings, Ltd..................................  2,372,000    445,658
#   Sim Lian Group, Ltd................................  2,281,855  1,491,149
    Sinarmas Land, Ltd.................................  5,864,000  2,809,752
    Sing Holdings, Ltd.................................  1,134,000    284,617
    Sing Investments & Finance, Ltd....................    297,675    286,691
    Singapore Post, Ltd................................  4,655,020  7,359,016
    Singapore Reinsurance Corp., Ltd...................  1,514,530    353,579
    Singapore Shipping Corp., Ltd......................  1,689,000    373,535
    Singapura Finance, Ltd.............................    348,124    274,139
#*  Sino Grandness Food Industry Group, Ltd............  2,157,000    802,939
    SMRT Corp., Ltd....................................  2,316,000  2,993,704
    Stamford Land Corp., Ltd...........................  3,282,000  1,368,770
    Straco Corp., Ltd..................................    130,000     71,033
    Sunningdale Tech, Ltd..............................  3,657,000    539,529
#*  SunVic Chemical Holdings, Ltd......................  2,038,000    713,927
#   Super Group, Ltd...................................  2,624,000  2,150,237
#   Swiber Holdings, Ltd...............................  5,961,000    840,735
#   Swissco Holdings, Ltd..............................    715,500    243,699
#   Tat Hong Holdings, Ltd.............................  2,072,800  1,130,669
    Thakral Corp., Ltd.................................  5,601,000     99,690
    Tiong Woon Corp. Holding, Ltd......................  2,152,250    365,762
    Triyards holdings, Ltd.............................    348,900    121,754

                                     1808

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                      SHARES      VALUE++
                                                    ---------- --------------
  SINGAPORE -- (Continued)
  #   Tuan Sing Holdings, Ltd......................  4,139,583 $    1,237,003
  #   UMS Holdings, Ltd............................  1,944,000        738,924
  #   United Engineers, Ltd........................  2,803,028      6,287,688
      United Envirotech, Ltd.......................    915,000      1,096,716
      United Overseas Insurance, Ltd...............    187,250        663,533
  #   UOB-Kay Hian Holdings, Ltd...................  1,876,435      2,091,163
  #   UPP Holdings, Ltd............................  3,060,000        563,067
  #*  Vard Holdings, Ltd...........................  4,053,000      1,508,511
      Venture Corp., Ltd...........................  1,703,000     10,226,531
  #   Vibrant Group, Ltd...........................  9,635,179        703,885
      Vicom, Ltd...................................    120,000        564,359
      Wee Hur Holdings, Ltd........................  2,749,000        780,504
      Wheelock Properties Singapore, Ltd...........  1,210,000      1,677,635
  #   Wing Tai Holdings, Ltd.......................  2,843,567      3,842,757
      Yeo Hiap Seng, Ltd...........................    223,731        287,728
      YHI International, Ltd.......................  1,174,000        208,243
  #   Yongnam Holdings, Ltd........................  8,173,000      1,079,859
                                                               --------------
  TOTAL SINGAPORE..................................               150,332,140
                                                               --------------
  TOTAL COMMON STOCKS..............................             1,307,216,711
                                                               --------------
  RIGHTS/WARRANTS -- (0.0%)

  AUSTRALIA -- (0.0%)
  *   Centrebet International, Ltd. Claim Units....     81,336             --
  *   Centrebet International, Ltd. Litigation
        Rights.....................................     81,336             --
                                                               --------------
  TOTAL AUSTRALIA                                                          --
                                                               --------------
  HONG KONG -- (0.0%)
  *   Enviro Energy International Holdings, Ltd.
        Warrants 11/17/16..........................  1,171,800             --
  *   International Standard Resources Holdings,
        Ltd. Warrants 11/26/15.....................  2,023,500         24,797
  *   Mission Capital Holdings, Ltd. Rights
        02/09/15...................................    721,250          1,395
  *   Mission Capital Holdings, Ltd. Warrants
        06/26/15...................................    288,500            558
                                                               --------------
  TOTAL HONG KONG..................................                    26,750
                                                               --------------
  SINGAPORE -- (0.0%)
  *   Global Yellow Pages, Ltd. Warrants 06/25/19..    448,500          1,326
  #*  Interra Resources, Ltd. Warrants 12/08/15....     39,600            469
  *   See Hup Seng, Ltd. Rights 01/21/15...........     69,488          3,955
                                                               --------------
  TOTAL SINGAPORE..................................                     5,750
                                                               --------------
  TOTAL RIGHTS/WARRANTS............................                    32,500
                                                               --------------
  SECURITIES LENDING COLLATERAL -- (20.7%)
  (S)@ DFA Short Term Investment Fund.............. 29,522,994    341,581,043
                                                               --------------
  TOTAL INVESTMENTS -- (100.0%)
    (Cost $1,782,710,722)^^........................            $1,648,830,254
                                                               ==============

                                     1809

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                 LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
                                 -------- -------------- ------- --------------
Common Stocks
   Australia.................... $ 18,225 $  650,817,612   --    $  650,835,837
   China........................       --      2,423,328   --         2,423,328
   Hong Kong....................  121,946    373,681,325   --       373,803,271
   New Zealand..................       --    129,822,135   --       129,822,135
   Singapore....................  615,740    149,716,400   --       150,332,140
Rights/Warrants
   Australia....................       --             --   --                --
   Hong Kong....................       --         26,750   --            26,750
   Singapore....................       --          5,750   --             5,750
Securities Lending Collateral...       --    341,581,043   --       341,581,043
                                 -------- --------------   --    --------------
TOTAL........................... $755,911 $1,648,074,343   --    $1,648,830,254
                                 ======== ==============   ==    ==============

                                     1810

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- -----------
  COMMON STOCKS -- (95.7%)

  Consumer Discretionary -- (25.1%)
      4imprint Group P.L.C.............................    98,614 $ 1,309,746
      888 Holdings P.L.C...............................   936,528   1,986,223
  *   Aga Rangemaster Group P.L.C......................   453,866     702,147
      Barratt Developments P.L.C....................... 3,241,833  22,315,084
      Bellway P.L.C....................................   655,189  17,936,141
      Berkeley Group Holdings P.L.C....................   687,947  25,076,193
      Betfair Group P.L.C..............................   198,506   4,800,019
      Bloomsbury Publishing P.L.C......................   283,806     633,916
      Boot Henry P.L.C.................................   432,804   1,368,719
      Bovis Homes Group P.L.C..........................   875,787  10,932,918
  #   Bwin.Party Digital Entertainment P.L.C........... 2,936,708   4,708,264
  *   Carpetright P.L.C................................    31,679     234,874
  #   Centaur Media P.L.C..............................   556,967     536,761
      Chime Communications P.L.C.......................   366,879   1,398,509
      Cineworld Group P.L.C............................ 1,100,456   7,014,279
      Connect Group P.L.C.............................. 1,298,531   2,764,397
      Creston P.L.C....................................    22,394      41,968
      Daily Mail & General Trust P.L.C................. 1,450,543  18,791,451
      Darty P.L.C...................................... 1,297,119   1,321,072
      Debenhams P.L.C.................................. 6,498,732   7,331,999
      Dignity P.L.C....................................   228,269   6,393,478
      Dixons Carphone P.L.C............................ 2,319,507  15,158,144
      Domino's Pizza Group P.L.C.......................   776,394   7,859,747
      Dunelm Group P.L.C...............................   336,341   4,447,613
  *   Enterprise Inns P.L.C............................ 2,687,428   4,172,410
      Euromoney Institutional Investor P.L.C...........   295,537   4,763,160
  *   Findel P.L.C.....................................   313,743     996,155
  *   Forminster P.L.C.................................    43,333          --
      Fuller Smith & Turner............................   138,471   2,041,394
      Future P.L.C..................................... 1,301,863     211,319
  #   Games Workshop Group P.L.C.......................   101,889     757,010
  #   Greene King P.L.C................................ 1,421,372  17,958,597
      Halfords Group P.L.C............................. 1,104,257   7,367,519
      Headlam Group P.L.C..............................   343,067   2,320,881
      Home Retail Group P.L.C.......................... 4,196,363  12,121,045
  *   Hornby P.L.C.....................................   154,220     180,860
      Howden Joinery Group P.L.C....................... 3,423,456  21,846,958
      Huntsworth P.L.C.................................   971,327     662,840
      Inchcape P.L.C................................... 2,330,419  24,343,335
      Informa P.L.C.................................... 3,334,651  25,640,025
      ITE Group P.L.C.................................. 1,273,501   2,504,737
      JD Sports Fashion P.L.C..........................   480,052   3,624,959
      JD Wetherspoon P.L.C.............................   501,603   5,970,350
      John Menzies P.L.C...............................   261,134   1,461,428
  *   Johnston Press P.L.C.............................    20,800      52,194
  #   Ladbrokes P.L.C.................................. 4,703,662   8,194,699
      Laura Ashley Holdings P.L.C...................... 1,517,420     679,441
      Lookers P.L.C.................................... 1,870,784   4,205,554
      Marston's P.L.C.................................. 3,122,248   6,887,463
  *   Mecom Group P.L.C................................   477,516   1,098,611
      Millennium & Copthorne Hotels P.L.C.............. 1,048,561   9,093,504

                                     1811

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 Consumer Discretionary -- (Continued)
 *   Mitchells & Butlers P.L.C........................  1,030,286 $  6,589,950
     MJ Gleeson P.L.C.................................    195,875    1,067,736
 #*  Mothercare P.L.C.................................    614,311    1,656,049
     N Brown Group P.L.C..............................    874,754    5,667,570
 *   Ocado Group P.L.C................................     18,636      114,855
     Pendragon P.L.C..................................  4,478,015    2,402,764
     Persimmon P.L.C..................................    202,459    4,846,654
     Photo-Me International P.L.C.....................    487,217      994,750
 *   Puma Brandenburg, Ltd............................    119,000           --
 *   Puma Brandenburg, Ltd. A Shares..................    119,000           --
 *   Punch Taverns P.L.C..............................    133,442      219,898
     Rank Group P.L.C.................................    111,276      294,113
     Redrow P.L.C.....................................  1,505,347    6,384,981
     Restaurant Group P.L.C. (The)....................  1,004,401   10,837,483
     Rightmove P.L.C..................................    494,215   17,265,168
     Spirit Pub Co. P.L.C.............................  3,220,786    5,574,206
 *   Sportech P.L.C...................................    384,214      367,247
     STV Group P.L.C..................................      4,868       27,476
 *   SuperGroup P.L.C.................................    203,095    2,939,926
     Taylor Wimpey P.L.C.............................. 11,584,585   23,534,825
     Ted Baker P.L.C..................................    145,679    5,193,244
 *   Thomas Cook Group P.L.C..........................  7,517,966   14,434,900
     Topps Tiles P.L.C................................    851,760    1,544,711
 *   Torotrak P.L.C...................................     42,953        9,480
 *   Trinity Mirror P.L.C.............................  1,688,565    4,378,429
 *   TUI AG...........................................     80,049    1,384,136
     UBM P.L.C........................................  2,262,552   17,966,041
     UTV Media P.L.C..................................    467,514    1,344,801
 #   Vitec Group P.L.C. (The).........................    164,847    1,531,058
     WH Smith P.L.C...................................    711,405   14,408,396
     William Hill P.L.C...............................  4,538,288   25,712,066
     Wilmington Group P.L.C...........................    346,234    1,135,533
                                                                  ------------
 Total Consumer Discretionary.........................             514,048,556
                                                                  ------------
 Consumer Staples -- (5.0%)
     A.G.BARR P.L.C...................................    427,802    4,065,212
     Anglo-Eastern Plantations P.L.C..................    108,153      932,845
     Booker Group P.L.C...............................  7,511,637   16,862,619
     Britvic P.L.C....................................  1,277,429   13,518,709
     Cranswick P.L.C..................................    264,392    5,205,188
     Dairy Crest Group P.L.C..........................    770,036    5,664,170
     Devro P.L.C......................................    962,237    4,072,519
     Greencore Group P.L.C............................  2,335,961   10,833,986
     Greggs P.L.C.....................................    566,667    6,999,113
     Hilton Food Group P.L.C..........................     24,794      146,393
     McBride P.L.C....................................    855,515    1,035,799
 #*  Premier Foods P.L.C..............................  2,951,877    1,920,764
     PZ Cussons P.L.C.................................  1,329,597    6,304,061
     REA Holdings P.L.C...............................     50,639      250,812
     Tate & Lyle P.L.C................................  2,226,098   22,703,794

                                     1812

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  Consumer Staples -- (Continued)
  #*  Thorntons P.L.C..................................   274,658 $    343,384
                                                                  ------------
  Total Consumer Staples...............................            100,859,368
                                                                  ------------
  Energy -- (3.2%)
  #*  Afren P.L.C...................................... 5,639,345      454,148
      Amec Foster Wheeler P.L.C........................ 1,114,094   13,320,389
      Anglo Pacific Group P.L.C........................   501,715      638,811
  *   Cairn Energy P.L.C............................... 2,601,577    7,497,752
  *   EnQuest P.L.C.................................... 3,606,671    1,845,105
  *   Exillon Energy P.L.C.............................   172,311      323,611
  *   Fortune Oil P.L.C................................ 6,238,485      922,098
  *   Hardy Oil & Gas P.L.C............................    74,781       53,897
      Hunting P.L.C....................................   648,002    3,857,713
      James Fisher & Sons P.L.C........................   232,253    3,846,970
      John Wood Group P.L.C............................ 1,976,825   16,979,754
  *   Lamprell P.L.C................................... 1,397,664    2,282,110
      Petrofac, Ltd....................................   127,193    1,347,558
      Premier Oil P.L.C................................ 2,665,891    5,779,889
  *   Salamander Energy P.L.C.......................... 1,391,295    1,467,360
      Soco International P.L.C......................... 1,018,017    3,997,309
                                                                  ------------
  Total Energy.........................................             64,614,474
                                                                  ------------
  Financials -- (15.0%)
      Amlin P.L.C...................................... 2,675,210   19,602,060
  #   Ashmore Group P.L.C.............................. 1,882,641    7,922,786
      Bank of Georgia Holdings P.L.C...................   142,092    4,337,900
      Beazley P.L.C.................................... 2,627,389   11,383,384
      Brewin Dolphin Holdings P.L.C.................... 1,367,522    6,012,679
      Capital & Counties Properties P.L.C..............   474,174    2,740,309
      Capital & Regional P.L.C......................... 2,679,417    2,152,692
      Catlin Group, Ltd................................ 1,899,020   19,917,013
      Charles Stanley Group P.L.C......................   126,349      631,489
      Charles Taylor P.L.C.............................   139,215      511,250
      Chesnara P.L.C...................................   582,321    3,082,454
      Close Brothers Group P.L.C.......................   788,970   18,003,549
  *   Coalfield Resources P.L.C........................   268,451       21,936
      Daejan Holdings P.L.C............................    32,083    2,648,050
      Development Securities P.L.C.....................   593,610    2,156,995
      Hansard Global P.L.C.............................    16,468       21,019
      Helical Bar P.L.C................................   668,916    3,841,420
      Henderson Group P.L.C............................ 5,728,389   20,420,284
      Hiscox, Ltd...................................... 1,683,070   18,590,460
      ICAP P.L.C....................................... 2,912,161   20,449,316
      IG Group Holdings P.L.C.......................... 1,931,185   20,954,426
  *   Industrial & Commercial Holdings P.L.C...........     5,000           --
      Intermediate Capital Group P.L.C.................   572,350    4,240,866
      International Personal Finance P.L.C.............   690,825    4,509,437
  *   IP Group P.L.C................................... 1,306,305    4,615,909
      Jardine Lloyd Thompson Group P.L.C...............   643,694    9,145,765
      Jupiter Fund Management P.L.C.................... 1,696,286    9,648,998
      Lancashire Holdings, Ltd.........................   923,042    8,464,647
      LSL Property Services P.L.C......................   282,713    1,175,735

                                     1813

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  Financials -- (Continued)
      Man Group P.L.C.................................. 9,800,117 $ 26,383,332
      Novae Group P.L.C................................   289,114    2,608,754
      Phoenix Group Holdings...........................   888,277   11,187,473
  *   Quintain Estates & Development P.L.C............. 2,680,731    3,883,669
      Rathbone Brothers P.L.C..........................   165,692    5,479,564
  *   Raven Russia, Ltd................................ 1,106,257      620,038
      S&U P.L.C........................................    21,140      656,576
      Savills P.L.C....................................   644,235    7,069,846
      St James's Place P.L.C...........................   175,261    2,254,882
      ST Modwen Properties P.L.C.......................   961,657    6,048,671
      Tullett Prebon P.L.C............................. 1,151,235    5,789,844
      UNITE Group P.L.C. (The)......................... 1,061,266    7,816,521
  *   Waterloo Investment Holdings, Ltd................     5,979          630
                                                                  ------------
  Total Financials.....................................            307,002,628
                                                                  ------------
  Health Care -- (3.9%)
  #*  Alizyme P.L.C....................................   660,805           --
      Bioquell P.L.C...................................    90,893      116,597
  *   BTG P.L.C........................................ 1,781,080   21,161,330
      Consort Medical P.L.C............................   242,136    3,085,126
      Dechra Pharmaceuticals P.L.C.....................   431,161    5,626,311
      Genus P.L.C......................................   282,879    5,210,284
      Hikma Pharmaceuticals P.L.C......................   633,441   22,445,472
  *   Optos P.L.C......................................   109,965      416,144
  *   Oxford Biomedica P.L.C........................... 2,648,141      279,635
  #*  Skyepharma P.L.C.................................   283,151    1,114,913
      Synergy Health P.L.C.............................   300,498    9,803,091
      UDG Healthcare P.L.C............................. 1,076,780    6,350,946
  *   Vectura Group P.L.C.............................. 1,967,288    4,476,100
                                                                  ------------
  Total Health Care....................................             80,085,949
                                                                  ------------
  Industrials -- (23.1%)
      Air Partner P.L.C................................    39,319      176,348
      Alumasc Group P.L.C. (The).......................   124,366      223,533
      Ashtead Group P.L.C.............................. 1,037,792   16,887,478
      Avon Rubber P.L.C................................    70,840      846,415
      Balfour Beatty P.L.C............................. 3,596,658   12,009,547
      BBA Aviation P.L.C............................... 2,792,163   14,239,648
      Berendsen P.L.C..................................   862,981   14,442,334
      Bodycote P.L.C................................... 1,253,236   12,815,005
      Braemar Shipping Services P.L.C..................    87,402      611,001
      Brammer P.L.C....................................   500,119    2,596,925
  #   Camellia P.L.C...................................     2,481      339,847
      Cape P.L.C.......................................   675,539    2,122,699
      Carillion P.L.C.................................. 2,342,316   12,030,772
      Carr's Milling Industries P.L.C..................   355,270      756,405
      Castings P.L.C...................................   162,757      941,629
      Chemring Group P.L.C............................. 1,217,006    3,958,810
      Clarkson P.L.C...................................    67,965    1,923,102
      Cobham P.L.C..................................... 5,618,202   27,539,761
      Communisis P.L.C................................. 1,085,996      898,932
      Costain Group P.L.C..............................   336,534    1,454,828

                                     1814

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
Industrials -- (Continued)
    DCC P.L.C..........................................   447,754 $23,724,383
    De La Rue P.L.C....................................   422,563   3,287,447
#   Dialight P.L.C.....................................    74,900     791,062
    Diploma P.L.C......................................   595,258   6,824,069
    Fenner P.L.C.......................................   960,636   2,667,587
*   Firstgroup P.L.C................................... 5,752,073   8,584,583
    Galliford Try P.L.C................................   399,381   7,908,440
    Go-Ahead Group P.L.C...............................   224,275   8,327,674
    Goodwin P.L.C......................................       383      16,594
    Grafton Group P.L.C................................   715,395   7,199,814
    Harvey Nash Group P.L.C............................    46,693      55,759
    Hays P.L.C......................................... 7,359,440  17,148,911
    Hogg Robinson Group P.L.C..........................   134,014      91,182
    Homeserve P.L.C.................................... 1,421,393   7,197,729
    Interserve P.L.C...................................   722,721   5,805,023
    Keller Group P.L.C.................................   372,009   4,980,128
    Kier Group P.L.C...................................   250,464   5,896,047
    Latchways P.L.C....................................    36,248     394,858
    Lavendon Group P.L.C...............................   813,519   1,935,621
    Management Consulting Group P.L.C.................. 1,519,596     343,941
    Mears Group P.L.C..................................   539,928   3,378,452
    Melrose Industries P.L.C........................... 5,033,096  20,035,302
    Michael Page International P.L.C................... 1,418,054   9,922,837
#   Mitie Group P.L.C.................................. 1,953,183   7,934,044
    Morgan Advanced Materials P.L.C.................... 1,478,838   6,752,061
#   Morgan Sindall Group P.L.C.........................   194,239   1,949,177
    National Express Group P.L.C....................... 2,267,471   8,697,630
    Norcros P.L.C......................................   127,268      30,679
    Northgate P.L.C....................................   752,381   6,993,898
    PayPoint P.L.C.....................................   231,521   2,887,066
    QinetiQ Group P.L.C................................ 3,223,884   9,058,867
    Regus P.L.C........................................ 3,367,250  10,237,465
*   Renold P.L.C.......................................   193,435     163,252
    Rentokil Initial P.L.C............................. 9,658,441  17,584,152
    Ricardo P.L.C......................................   276,357   2,782,292
    Robert Walters P.L.C...............................   387,999   1,956,549
    Rotork P.L.C.......................................   454,126  15,698,458
    RPS Group P.L.C.................................... 1,266,580   3,471,358
    Senior P.L.C....................................... 2,184,597  10,149,076
#   Serco Group P.L.C.................................. 1,984,328   4,597,609
*   Severfield P.L.C................................... 1,307,340   1,331,330
    Shanks Group P.L.C................................. 2,492,971   3,685,138
    SIG P.L.C.......................................... 3,111,040   8,627,881
    Speedy Hire P.L.C.................................. 2,992,433   3,271,235
    Spirax-Sarco Engineering P.L.C.....................   399,105  18,318,230
    St Ives P.L.C......................................   680,770   1,829,167
    Stagecoach Group P.L.C............................. 2,248,039  11,572,994
    Sthree P.L.C.......................................   364,277   1,851,428
    Stobart Group, Ltd.................................   517,769     825,089
    T Clarke P.L.C.....................................   147,457     174,546
#   Tarsus Group P.L.C.................................   208,165     655,513
    Tribal Group P.L.C.................................   156,581     378,589
#   Trifast P.L.C......................................   463,048     737,574

                                     1815

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  Industrials -- (Continued)
      UK Mail Group P.L.C..............................   197,261 $  1,571,206
      Ultra Electronics Holdings P.L.C.................   351,758    9,240,547
      Vesuvius P.L.C................................... 1,449,566    9,570,939
  #*  Volex P.L.C......................................   317,928      316,238
      Vp P.L.C.........................................   167,297    1,511,480
  *   Wincanton P.L.C..................................   571,778    1,521,950
      WS Atkins P.L.C..................................   524,536    9,884,704
      XP Power, Ltd....................................    75,669    1,644,356
                                                                  ------------
  Total Industrials....................................            472,796,229
                                                                  ------------
  Information Technology -- (8.4%)
      Acal P.L.C.......................................   209,458      811,370
      Anite P.L.C...................................... 1,650,678    2,027,462
      Aveva Group P.L.C................................   151,640    2,996,458
      Computacenter P.L.C..............................   433,706    4,215,813
      CSR P.L.C........................................   916,815   11,746,640
      Domino Printing Sciences P.L.C...................   548,653    5,627,450
      E2V Technologies P.L.C...........................   609,311    1,720,097
      Electrocomponents P.L.C.......................... 2,248,668    6,909,397
      Fidessa Group P.L.C..............................   170,947    6,166,056
  *   Filtronic P.L.C..................................     4,262        1,282
      Halma P.L.C...................................... 2,013,747   21,071,091
  #*  Imagination Technologies Group P.L.C.............   923,315    3,401,077
      Innovation Group P.L.C........................... 5,162,764    2,271,961
  *   Kofax, Ltd.......................................     9,986       68,270
      Laird P.L.C...................................... 1,432,394    6,866,888
      Micro Focus International P.L.C..................   664,396   10,527,510
      Moneysupermarket.com Group P.L.C................. 1,641,433    6,479,762
      NCC Group P.L.C..................................   402,018    1,365,117
      Oxford Instruments P.L.C.........................   190,876    2,134,048
      Pace P.L.C....................................... 1,504,826    7,552,118
      Phoenix IT Group P.L.C...........................   204,614      433,731
      Playtech P.L.C...................................   876,447    8,920,633
      Premier Farnell P.L.C............................ 2,136,337    5,431,219
  *   PV Crystalox Solar P.L.C.........................    27,451        4,280
      Renishaw P.L.C...................................   188,423    6,566,443
      RM P.L.C.........................................   326,463      765,589
  *   SDL P.L.C........................................   371,904    2,370,228
      Sepura P.L.C.....................................   241,893      546,177
      Spectris P.L.C...................................   610,218   19,175,592
      Spirent Communications P.L.C..................... 2,882,616    3,848,701
      Telecity Group P.L.C............................. 1,020,985   13,227,144
      TT electronics P.L.C.............................   841,331    1,396,714
      Xaar P.L.C.......................................   275,443    1,278,068
      Xchanging P.L.C.................................. 1,364,339    3,214,960
                                                                  ------------
  Total Information Technology.........................            171,139,346
                                                                  ------------
  Materials -- (7.1%)
      Acacia Mining P.L.C..............................   537,038    2,281,498
      Alent P.L.C...................................... 1,337,126    7,343,245
      British Polythene Industries P.L.C...............   137,680    1,331,446
      Carclo P.L.C.....................................   200,519      308,500

                                     1816

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
 Materials -- (Continued)
       Centamin P.L.C................................  5,295,250 $    5,349,461
       Croda International P.L.C.....................    463,619     18,515,255
       DS Smith P.L.C................................  5,007,556     23,816,849
       Elementis P.L.C...............................  2,403,235      9,977,677
       Essentra P.L.C................................  1,239,244     15,429,594
 #     Evraz P.L.C...................................  1,226,120      3,137,818
       Ferrexpo P.L.C................................    955,423        720,498
 *     Gem Diamonds, Ltd.............................    565,679      1,202,840
       Hill & Smith Holdings P.L.C...................    431,543      3,953,043
 #*    Hochschild Mining P.L.C.......................    702,031        957,561
 *     International Ferro Metals, Ltd...............    447,220         27,112
 #*    KAZ Minerals P.L.C............................  1,068,010      3,219,352
 *     Lonmin P.L.C..................................  2,202,370      5,393,830
       Low & Bonar P.L.C.............................  1,132,571        873,050
       Marshalls P.L.C...............................    947,343      3,482,206
 *     Petra Diamonds, Ltd...........................  1,606,903      3,705,061
 #*    Petropavlovsk P.L.C...........................    871,038        177,154
       Rexam P.L.C...................................    731,457      4,674,210
       RPC Group P.L.C...............................  1,198,354      9,755,002
       Synthomer P.L.C...............................  1,278,510      4,673,549
       Vedanta Resources P.L.C.......................    480,809      2,686,764
       Victrex P.L.C.................................    401,577     12,414,088
 #     Zotefoams P.L.C...............................     96,852        344,229
                                                                 --------------
 Total Materials.....................................               145,750,892
                                                                 --------------
 Telecommunication Services -- (2.8%)
       Cable & Wireless Communications P.L.C......... 12,247,104      9,195,040
 #*    Colt Group SA.................................  1,540,335      3,073,673
       Inmarsat P.L.C................................  2,296,017     28,769,751
       Kcom Group P.L.C..............................  3,120,260      3,883,916
 #     TalkTalk Telecom Group P.L.C..................  2,703,937     12,914,054
                                                                 --------------
 Total Telecommunication Services....................                57,836,434
                                                                 --------------
 Utilities -- (2.1%)
       Dee Valley Group P.L.C........................     12,109        223,202
       Drax Group P.L.C..............................  2,148,801     11,659,298
 #     Pennon Group P.L.C............................  2,061,341     27,554,257
       Telecom Plus P.L.C............................    192,909      3,158,712
                                                                 --------------
 Total Utilities.....................................                42,595,469
                                                                 --------------
 TOTAL COMMON STOCKS.................................             1,956,729,345
                                                                 --------------
 SECURITIES LENDING COLLATERAL -- (4.3%)
 (S)@  DFA Short Term Investment Fund................  7,672,764     88,773,883
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,591,991,696)^^...........................            $2,045,503,228
                                                                 ==============

                                     1817

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
 Common Stocks
    Consumer Discretionary... $ 1,384,136 $  512,664,420   --    $  514,048,556
    Consumer Staples.........          --    100,859,368   --       100,859,368
    Energy...................          --     64,614,474   --        64,614,474
    Financials...............          --    307,002,628   --       307,002,628
    Health Care..............     416,144     79,669,805   --        80,085,949
    Industrials..............          --    472,796,229   --       472,796,229
    Information Technology...  10,527,510    160,611,836   --       171,139,346
    Materials................          --    145,750,892   --       145,750,892
    Telecommunication
      Services...............          --     57,836,434   --        57,836,434
    Utilities................          --     42,595,469   --        42,595,469
 Securities Lending
   Collateral................          --     88,773,883   --        88,773,883
                              ----------- --------------   --    --------------
 TOTAL....................... $12,327,790 $2,033,175,438   --    $2,045,503,228
                              =========== ==============   ==    ==============

                                     1818

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                         SHARES    VALUE++
                                                         ------- -----------
   COMMON STOCKS -- (90.7%)

   AUSTRIA -- (2.1%)
   *   A-TEC Industries AG..............................  21,828 $        --
       Agrana Beteiligungs AG...........................  17,354   1,372,077
   #   AMAG Austria Metall AG...........................   2,949      92,327
       Atrium European Real Estate, Ltd................. 614,001   2,861,133
       Austria Technologie & Systemtechnik AG........... 115,674   1,500,044
       BUWOG AG.........................................     768      15,000
   #   CA Immobilien Anlagen AG......................... 163,483   3,311,099
   #   Conwert Immobilien Invest SE..................... 293,438   3,414,343
       DO & CO AG.......................................  24,454   1,838,725
       EVN AG........................................... 181,639   2,008,600
       Flughafen Wien AG................................   8,590     746,574
       Frauenthal Holding AG............................   2,973      28,526
   *   IMMOFINANZ AG....................................  15,360      35,099
       Josef Manner & Co. AG............................     870      45,321
   *   Kapsch TrafficCom AG.............................  26,900     617,806
   #   Lenzing AG.......................................  51,434   3,335,800
   #   Mayr Melnhof Karton AG...........................  46,491   4,798,358
       Oberbank AG......................................  37,973   2,177,486
       Oesterreichische Post AG......................... 171,966   8,524,138
       Palfinger AG.....................................  58,212   1,526,026
   *   PIAG Immobilien AG...............................     849       8,452
       POLYTEC Holding AG...............................  83,703     642,551
       Porr AG..........................................   6,688     342,490
   #   Raiffeisen Bank International AG................. 181,539   2,121,298
       RHI AG........................................... 113,647   2,981,032
       Rosenbauer International AG......................  17,685   1,343,856
       S IMMO AG........................................ 305,520   2,364,768
   #   Schoeller-Bleckmann Oilfield Equipment AG........  53,891   3,187,689
       Semperit AG Holding..............................  55,075   2,432,029
       Strabag SE....................................... 102,680   2,275,317
       UNIQA Insurance Group AG......................... 425,501   3,601,500
       Wienerberger AG.................................. 570,796   8,065,545
   *   Wolford AG.......................................  11,252     270,797
   #   Zumtobel Group AG................................ 165,178   3,790,102
                                                                 -----------
   TOTAL AUSTRIA........................................          71,675,908
                                                                 -----------
   BELGIUM -- (3.2%)
   *   Ablynx NV........................................ 286,692   3,381,105
       Ackermans & van Haaren NV........................ 126,744  15,063,787
   *   AGFA-Gevaert NV.................................. 998,205   2,331,625
   #   Atenor Group.....................................   6,182     286,256
       Banque Nationale de Belgique.....................   1,013   3,995,847
   #   Barco NV.........................................  66,629   4,288,237
       Cie d'Entreprises CFE............................  44,897   4,275,090
       Cie Immobiliere de Belgique SA...................  14,639     788,534
       Cie Maritime Belge SA............................  66,098   1,034,826
       Co.Br.Ha Societe Commerciale de Brasserie SA.....     115     287,215
       D'ieteren SA..................................... 129,060   4,167,361
       Deceuninck NV.................................... 364,236     753,357
   #   Econocom Group................................... 312,002   2,554,632
       Elia System Operator SA.......................... 146,804   6,447,374

                                     1819

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  BELGIUM -- (Continued)
  #*  Euronav NV.......................................   332,824 $  3,902,201
  #   EVS Broadcast Equipment SA.......................    60,843    2,051,848
      Exmar NV.........................................   180,372    1,589,054
  #   Fagron...........................................   128,749    5,256,578
  *   Floridienne SA...................................       702       59,879
      Gimv NV..........................................    14,723      666,134
  *   Hamon & CIE SA...................................     4,508       50,123
  *   Ion Beam Applications............................   107,269    2,104,523
      Jensen-Group NV..................................    13,482      269,896
      Kinepolis Group NV...............................    97,910    4,298,453
  #   Lotus Bakeries...................................     1,426    1,711,336
  #*  MDxHealth........................................   162,039      844,908
      Melexis NV.......................................   104,024    5,206,831
  *   Mobistar SA......................................   130,540    2,900,896
  #   NV Bekaert SA....................................   190,167    5,739,399
  #*  Nyrstar NV....................................... 1,684,849    6,334,329
  *   Option NV........................................   131,335       43,418
  *   Picanol..........................................    29,777    1,116,283
  *   RealDolmen NV....................................       120           14
  *   RealDolmen NV/SA.................................     8,137      169,747
      Recticel SA......................................   114,763      662,774
  *   Rentabiliweb Group...............................    18,045      140,824
  #   Resilux..........................................     4,952      716,991
  *   RHJ International SA.............................   282,980    1,486,226
  *   Roularta Media Group NV..........................    10,263      124,944
  *   Sapec............................................     1,372       43,806
      Sioen Industries NV..............................    52,140      753,232
      Sipef SA.........................................    30,617    1,790,996
      TER Beke SA......................................     2,260      166,175
  *   Tessenderlo Chemie NV............................   189,911    4,915,386
  #*  ThromboGenics NV.................................   164,549    1,289,671
      Van de Velde NV..................................    37,238    2,025,604
  *   Viohalco SA......................................   603,593    1,520,312
                                                                  ------------
  TOTAL BELGIUM........................................            109,608,037
                                                                  ------------
  DENMARK -- (4.4%)
      ALK-Abello A.S...................................    31,126    3,539,669
  *   Alm Brand A.S....................................   484,611    2,508,902
  #   Ambu A.S. Class B................................   120,928    2,568,750
      Arkil Holding A.S. Class B.......................       504       66,268
  *   Auriga Industries A.S. Class B...................    96,829    4,581,943
  #*  Bang & Olufsen A.S...............................   173,002    1,196,468
      BankNordik P/F...................................     1,753       27,814
  *   Bavarian Nordic A.S..............................   139,034    4,281,551
      Brodrene Hartmann A.S............................    13,977      370,068
  #   D/S Norden A.S...................................   124,661    2,578,212
      Dfds A.S.........................................    25,693    2,477,227
      Djurslands Bank A.S..............................     8,970      268,719
      East Asiatic Co., Ltd. A.S.......................    67,689      534,713
      FE Bording A.S...................................       426       58,486
  #   FLSmidth & Co. A.S...............................   262,093   11,073,475
      Fluegger A.S. Class B............................     4,198      246,841
  *   Genmab A.S.......................................   224,708   15,057,028

                                     1820

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  DENMARK -- (Continued)
      GN Store Nord A.S................................   842,143 $ 18,879,109
  *   GPV Industri A.S. Series B.......................     2,200           --
  *   Greentech Energy Systems A.S.....................    12,775       13,624
      Gronlandsbanken A.S..............................     1,125      110,199
      H Lundbeck A.S...................................    76,174    1,547,061
  *   H+H International A.S. Class B...................    32,853      187,614
      Harboes Bryggeri A.S. Class B....................    13,115      180,072
      IC Companys A.S..................................    38,020      815,249
      Jeudan A.S.......................................     4,800      426,654
  *   Jyske Bank A.S...................................   157,875    7,145,936
      Lan & Spar Bank..................................     5,150      331,996
      NKT Holding A.S..................................   110,421    5,672,056
      Nordjyske Bank A.S...............................    17,600      269,626
      Norresundby Bank A.S.............................     7,350      434,938
  #*  Parken Sport & Entertainment A.S.................    33,556      304,866
      PER Aarsleff A.S. Class B........................    10,487    2,357,340
      Ringkjoebing Landbobank A.S......................    21,084    3,964,665
      Roblon A.S. Class B..............................     2,700      124,588
      Rockwool International A.S. Class B..............    30,614    3,269,017
  *   Royal UNIBREW A.S................................    46,556    7,935,996
      RTX A.S..........................................     8,648       82,895
      Schouw & Co......................................    74,017    3,435,052
  #   SimCorp A.S......................................   214,946    6,246,845
      Solar A.S. Class B...............................    27,205    1,201,661
      Spar Nord Bank A.S...............................   352,611    3,179,244
  *   Sydbank A.S......................................   317,330    8,938,943
      Tivoli A.S.......................................       969      467,812
  *   TK Development A.S...............................   401,193      548,044
  *   Topdanmark A.S...................................   507,925   16,996,427
  *   Topsil Semiconductor Matls.......................   886,257       61,166
  #   United International Enterprises.................    10,565    1,584,001
  *   Vestas Wind Systems A.S..........................    19,992      776,761
  #*  Vestjysk Bank A.S................................    53,413       69,660
  #*  Zealand Pharma A.S...............................    58,389      756,807
                                                                  ------------
  TOTAL DENMARK........................................            149,752,058
                                                                  ------------
  FINLAND -- (6.3%)
      Afarak Group Oyj.................................   102,089       41,112
      Ahlstrom Oyj.....................................    48,381      437,104
      Aktia Bank Oyj...................................    51,380      579,646
      Alma Media Oyj...................................   277,852      950,789
      Amer Sports Oyj..................................   566,687   10,807,947
      Apetit Oyj.......................................    19,402      337,871
  #   Aspo Oyj.........................................    83,365      649,307
      Atria Oyj........................................    37,273      325,777
      Bank of Aland P.L.C. Class B.....................    22,078      303,625
      BasWare Oyj......................................    42,915    1,839,121
  *   Biotie Therapies Oyj............................. 1,106,389      233,540
  #   Cargotec Oyj.....................................   167,673    5,371,003
      Caverion Corp....................................   486,401    4,546,246
      Citycon Oyj...................................... 1,345,638    4,562,414
      Comptel Oyj......................................   337,600      350,855
  #   Cramo Oyj........................................   148,755    2,293,968

                                     1821

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
FINLAND -- (Continued)
    Digia Oyj..........................................    48,912 $   187,335
    Elektrobit Oyj.....................................   265,750   1,229,791
    Elisa Oyj..........................................   702,558  18,687,969
    F-Secure Oyj.......................................   471,472   1,218,919
*   Finnair Oyj........................................   427,233   1,589,937
*   Finnlines Oyj......................................   124,906   2,257,952
#   Fiskars Oyj Abp....................................   196,766   4,131,572
*   GeoSentric Oyj.....................................   244,900          --
    HKScan Oyj Class A.................................   130,814     569,706
    Huhtamaki Oyj......................................   452,365  12,401,699
    Ilkka-Yhtyma Oyj...................................    61,503     151,699
#   Kemira Oyj.........................................   472,368   5,404,307
    Kesko Oyj Class A..................................       347      12,120
    Kesko Oyj Class B..................................   315,046  11,512,533
#   Konecranes Oyj.....................................   245,559   7,481,047
#   Lassila & Tikanoja Oyj.............................   160,510   3,214,931
*   Lemminkainen Oyj...................................    31,119     387,261
    Metsa Board Oyj.................................... 1,549,706   9,259,933
    Metso Oyj..........................................   450,551  13,708,127
#   Munksjo Oyj........................................    24,345     258,021
    Neste Oil Oyj......................................   609,759  16,956,429
#   Nokian Renkaat Oyj.................................   262,600   6,471,799
    Okmetic Oyj........................................    61,386     367,411
#   Olvi Oyj Class A...................................    70,665   1,920,092
*   Oriola-KD Oyj Class A..............................     5,045      20,655
*   Oriola-KD Oyj Class B..............................   507,715   2,069,561
    Orion Oyj Class A..................................   130,940   4,308,883
    Orion Oyj Class B..................................   401,178  13,226,703
#*  Outokumpu Oyj......................................   841,911   4,555,095
#   Outotec Oyj........................................   697,608   4,039,617
#   PKC Group Oyj......................................   109,715   2,384,547
    Ponsse Oy..........................................    31,710     444,636
#*  Poyry Oyj..........................................   194,637     640,110
    Raisio Oyj Class V.................................   541,284   2,600,644
    Ramirent Oyj.......................................   324,161   2,676,483
    Rapala VMC Oyj.....................................   113,258     669,424
    Revenio Group Oyj..................................    16,100     297,176
    Saga Furs Oyj......................................    11,324     295,755
#   Sanoma Oyj.........................................   380,701   2,397,318
    SRV Group Oyj......................................     9,181      33,503
    Stockmann Oyj Abp(5462371).........................    43,914     331,536
#   Stockmann Oyj Abp(5462393).........................   139,051     964,809
    Technopolis Oyj....................................   431,926   1,957,818
    Teleste Oyj........................................    53,559     392,832
    Tieto Oyj..........................................   305,721   7,512,876
    Tikkurila Oyj......................................   175,018   3,157,977
    Uponor Oyj.........................................   249,785   3,806,418
    Vaisala Oyj Class A................................    42,946   1,097,922
    Viking Line Abp....................................    10,366     207,243

                                     1822

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  FINLAND -- (Continued)
  #   YIT Oyj..........................................   500,865 $  2,917,230
                                                                  ------------
  TOTAL FINLAND........................................            216,017,686
                                                                  ------------
  FRANCE -- (11.3%)
      ABC Arbitrage....................................    24,398      131,094
      Actia Group......................................    10,294       63,848
  #*  Air France-KLM................................... 1,149,187   10,119,022
      Akka Technologies SA.............................    41,457    1,502,496
      Albioma SA.......................................   102,932    1,912,750
      Altamir..........................................    81,618      955,676
      Alten SA.........................................   111,528    4,671,265
      Altran Technologies SA...........................   738,960    6,540,160
      April SA.........................................    76,998      956,761
  #*  Archos...........................................   111,720      300,813
      Arkema SA........................................    95,047    6,780,137
      Assystem.........................................    65,144    1,273,506
  #   Aubay............................................    15,189      188,847
      Audika Groupe....................................    22,298      324,037
      Aurea SA.........................................     2,850       14,543
      Axway Software SA................................    29,721      562,056
      Bastide le Confort Medical.......................     3,250       67,709
  #*  Beneteau SA......................................   188,909    2,752,130
  #   Bigben Interactive...............................    36,286      155,299
      BioMerieux.......................................    57,425    6,273,403
      Boiron SA........................................    33,463    3,422,561
      Bollore SA....................................... 2,385,889   10,268,582
      Bonduelle S.C.A..................................    77,754    1,752,418
  #   Bongrain SA......................................    34,266    2,086,464
      Burelle SA.......................................     3,866    2,876,766
      Catering International Services..................     4,706      101,317
  *   Cegedim SA.......................................    21,754      788,701
      Cegid Group......................................    24,759      891,379
  #*  CGG SA...........................................   455,425    2,522,990
  *   Chargeurs SA.....................................    94,834      548,572
  *   Cie des Alpes....................................    24,115      430,737
  #*  Club Mediterranee SA.............................   107,104    2,984,762
      Derichebourg SA..................................   548,515    2,132,391
  #   Devoteam SA......................................    27,431      527,472
      Eiffage SA.......................................   105,215    5,122,677
      Electricite de Strasbourg SA.....................    21,886    2,722,424
  #*  Eramet...........................................    11,960      957,834
  #*  Esso SA Francaise................................    13,096      541,738
  *   Etablissements Maurel et Prom....................   429,214    3,466,936
      Euler Hermes Group...............................    49,555    4,852,833
  #*  Euro Disney SCA..................................    68,806       95,841
      Eurofins Scientific SE...........................    46,942   12,059,640
      Exel Industries Class A..........................    10,680      555,037
      Faiveley Transport SA............................    35,342    2,143,924
      Faurecia.........................................   285,223   11,456,374
      Fimalac..........................................    31,490    2,481,988
      Fleury Michon SA.................................     6,164      350,461
  *   GameLoft SE......................................   315,552    1,051,074
      Gaumont SA.......................................    13,980      584,461

                                     1823

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
   FRANCE -- (Continued)
       GEA..............................................   2,433 $   214,678
   #*  GECI International...............................  59,392          --
       Gevelot SA.......................................   3,584     505,839
       GL Events........................................  48,302     899,659
       Groupe Crit......................................  24,255   1,064,247
       Groupe Eurotunnel SE.............................  55,555     745,920
       Groupe Flo.......................................  35,997      89,755
   *   Groupe Fnac......................................  23,258   1,166,554
   #   Groupe Gorge.....................................  16,780     393,209
   *   Groupe Open......................................  27,590     350,521
       Guerbet..........................................  30,306   1,126,244
       Haulotte Group SA................................  70,589   1,047,513
   #*  Hi-Media SA...................................... 274,892     714,444
   #   Ingenico......................................... 171,744  17,954,578
   #   Interparfums SA..................................  45,542   1,344,063
       Ipsen SA......................................... 166,132   8,455,195
       IPSOS............................................ 159,746   4,162,386
       Jacquet Metal Service............................  66,455   1,159,125
       Korian-Medica.................................... 172,799   6,534,925
       Lagardere SCA.................................... 630,688  17,249,954
   #   Lanson-BCC.......................................   9,093     327,335
       Laurent-Perrier..................................  12,792   1,011,180
   *   Le Noble Age.....................................  12,101     272,513
       Lectra........................................... 110,352   1,241,360
       Linedata Services................................   1,714      43,995
       LISI.............................................  89,646   2,226,361
       Maisons France Confort SA........................  15,817     547,557
   *   Manitou BF SA....................................  49,287     723,570
       Manutan International............................  14,553     657,554
       Mersen...........................................  72,883   1,721,716
   #*  METabolic EXplorer SA............................ 129,858     835,141
       Metropole Television SA.......................... 270,181   4,939,868
       MGI Coutier......................................  44,418     674,906
       Montupet.........................................  37,453   2,972,200
       Mr Bricolage.....................................  30,731     493,804
   #   Naturex..........................................  30,626   1,602,510
   #   Neopost SA....................................... 179,534   9,315,078
   #*  Nexans SA........................................ 139,042   4,379,230
       Nexity SA........................................ 139,078   5,476,291
       NextRadioTV......................................  16,908     488,433
       Norbert Dentressangle SA.........................  20,989   3,096,674
   #*  NRJ Group........................................  72,524     543,384
       Oeneo SA.........................................  15,730      82,798
   #*  Onxeo............................................  50,618     351,766
   #*  Orco Property Group SA........................... 167,788      67,990
       Orpea............................................ 178,021  11,572,545
       Paris Orleans SA.................................   3,127      61,119
   *   Parrot SA........................................  43,199     926,582
   #*  Pierre & Vacances SA.............................  26,355     751,999
       Plastic Omnium SA................................ 324,906   9,327,914
       PSB Industries SA................................   8,438     385,385
       Rallye SA........................................ 109,998   4,124,527
   #*  Recylex SA.......................................  83,164     178,928

                                     1824

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
FRANCE -- (Continued)
    Robertet SA.........................................     3,167 $    588,093
#   Rubis SCA...........................................   186,252   10,801,655
    Saft Groupe SA......................................   153,193    4,886,449
    Samse SA............................................     8,342    1,003,156
    Sartorius Stedim Biotech............................    12,835    2,498,430
    SEB SA..............................................   108,066    7,395,213
    Seche Environnement SA..............................     9,167      216,237
*   Securidev SA........................................     2,500      107,142
#*  Sequana SA..........................................    88,039      254,053
    Societe d'Edition de Canal +........................   277,136    1,866,803
    Societe des Bains de Mer et du Cercle des Etrangers
      a Monaco..........................................    46,150    2,292,974
    Societe Internationale de Plantations d'Heveas SA...     7,778      285,136
    Societe Marseillaise du Tunnel Prado-Carenage SA....     3,434      123,051
    Societe pour l'Informatique Industrielle............    40,908      307,152
    Societe Television Francaise 1......................   618,548    9,737,096
#*  SOITEC.............................................. 1,185,978    1,176,852
*   Solocal Group....................................... 4,808,519    4,036,156
#   Somfy SA............................................    21,738    5,518,086
    Sopra Steria Group..................................    63,969    4,981,229
*   Spir Communication SA...............................     4,687       80,051
    Stallergenes SA.....................................     4,869      289,762
#*  Ste Industrielle d'Aviation Latecoere SA............    49,388      629,521
#   Stef SA.............................................    29,121    1,678,458
#*  Store Electronic....................................    12,202      172,992
    Sword Group.........................................    30,562      673,145
    Synergie SA.........................................    72,705    1,586,421
*   Technicolor SA...................................... 1,373,206    8,203,135
    Teleperformance.....................................   310,372   22,236,866
    Tessi SA............................................     7,038      712,861
    TFF Group...........................................     5,013      372,751
*   Theolia SA..........................................   281,335      174,849
    Thermador Groupe....................................    11,622      932,584
    Total Gabon.........................................     1,399      480,593
    Touax SA............................................     4,773       80,104
    Trigano SA..........................................    46,521    1,388,516
*   UBISOFT Entertainment...............................   504,559   10,128,192
#   Union Financiere de France BQE SA...................    16,679      444,160
    Vallourec SA........................................   123,027    2,669,315
#*  Valneva SE..........................................   226,364    1,030,774
    Vetoquinol SA.......................................    12,574      496,906
    Vicat...............................................    65,766    4,618,799
    VIEL & Cie SA.......................................   158,130      357,528
    Vilmorin & Cie SA...................................    26,758    2,354,238
    Virbac SA...........................................    18,973    4,211,458
    VM Materiaux SA.....................................     6,914      188,986
    Vranken-Pommery Monopole SA.........................    18,881      511,593
                                                                   ------------
TOTAL FRANCE............................................            386,704,449
                                                                   ------------
GERMANY -- (13.8%)
*   AAP Implantate AG...................................     1,361        3,987
    Aareal Bank AG......................................   423,110   16,021,563
    Adler Modemaerkte AG................................    43,274      626,007
*   ADVA Optical Networking SE..........................   189,709      627,088

                                     1825

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
GERMANY -- (Continued)
#*  Air Berlin P.L.C...................................   167,708 $   206,492
#*  Aixtron SE.........................................   409,853   3,241,303
*   Aligna AG..........................................   318,087          --
    All for One Steeb AG...............................       252      10,141
#   Allgeier SE........................................    26,582     457,752
    Amadeus Fire AG....................................    25,995   1,933,835
*   Analytik Jena AG...................................     5,992      94,567
*   AS Creation Tapeten................................     7,109     219,206
    Aurubis AG.........................................   166,425   9,022,461
#*  Balda AG...........................................   127,634     430,264
    Basler AG..........................................     1,972      88,964
#*  Bauer AG...........................................    49,656     908,536
    BayWa AG(5838057)..................................    60,753   2,389,716
    BayWa AG(5838068)..................................       124       5,644
    Bechtle AG.........................................    75,407   6,372,400
    Bertrandt AG.......................................    24,357   3,201,414
    Bijou Brigitte AG..................................    19,384   1,167,848
    Bilfinger SE.......................................   151,665   7,923,464
    Biotest AG.........................................    20,784   2,309,724
*   BKN International AG...............................    33,408          --
    Borussia Dortmund GmbH & Co. KGaA..................   410,945   1,851,149
#   CANCOM SE..........................................    77,099   3,297,696
    Carl Zeiss Meditec AG..............................   116,969   3,085,356
    Celesio AG.........................................   212,397   6,291,895
    CENIT AG...........................................    37,908     513,198
    CENTROTEC Sustainable AG...........................    43,285     645,681
    Cewe Stiftung & Co. KGAA...........................    28,461   1,668,327
    Comdirect Bank AG..................................   179,407   1,782,692
    CompuGroup Medical AG..............................    78,359   2,026,826
*   Constantin Medien AG...............................   351,622     511,839
    CropEnergies AG....................................   111,540     340,703
    CTS Eventim AG & Co. KGaA..........................   212,200   6,069,447
    Data Modul AG......................................    11,455     354,485
#   DEAG Deutsche Entertainment AG.....................     7,319      64,361
#   Delticom AG........................................    25,992     500,409
    Deutsche Beteiligungs AG...........................    29,148     904,807
    Deutsche Wohnen AG.................................   847,394  22,012,217
    Deutz AG...........................................   440,031   2,028,486
*   Dialog Semiconductor P.L.C.........................   315,500  12,066,245
    DIC Asset AG.......................................    13,115     137,011
    DMG Mori Seiki AG..................................   308,295  10,098,359
    Dr Hoenle AG.......................................    21,610     438,627
    Draegerwerk AG & Co. KGaA..........................     6,384     511,062
    Drillisch AG.......................................   228,312   8,845,227
    Duerr AG...........................................   123,784  11,265,737
    Eckert & Ziegler AG................................    17,884     424,432
    Elmos Semiconductor AG.............................    49,157     972,415
    ElringKlinger AG...................................   151,212   5,268,706
    Erlus AG...........................................     2,970     164,869
#*  Euromicron AG......................................    33,718     431,185
#*  Evotec AG.......................................... 1,140,613   4,706,104
    Fielmann AG........................................    46,175   3,138,623
#*  First Sensor AG....................................    19,888     213,999

                                     1826

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
GERMANY -- (Continued)
    Francotyp-Postalia Holding AG Class A..............    53,729 $   254,800
    Freenet AG.........................................   631,511  18,803,498
    Fuchs Petrolub SE..................................   158,452   5,983,922
*   GAGFAH SA..........................................   281,532   6,273,545
    Gerresheimer AG....................................   154,331   8,413,996
    Gerry Weber International AG.......................   109,422   4,215,857
    Gesco AG...........................................    14,980   1,174,612
    GFK SE.............................................    72,900   2,902,573
    GFT Technologies AG................................    81,255   1,247,899
    Grammer AG.........................................    62,474   2,484,520
    Grenkeleasing AG...................................    32,703   3,500,986
*   H&R AG.............................................    50,783     385,684
#   Hamburger Hafen und Logistik AG....................    94,113   1,933,554
*   Hansa Group AG.....................................     9,627         261
#   Hawesko Holding AG.................................    20,532     926,040
#*  Heidelberger Druckmaschinen AG..................... 1,325,208   3,110,978
    Highlight Communications AG........................    98,062     376,171
    Homag Group AG.....................................    28,046   1,094,597
    Hornbach Baumarkt AG...............................     3,546     129,243
    Indus Holding AG...................................   112,136   4,891,223
#   Init Innovation In Traffic Systems AG..............    19,649     494,310
#*  Intershop Communications AG........................    62,598      72,777
    Isra Vision AG.....................................    15,171     932,955
    Jenoptik AG........................................   223,167   2,986,031
*   Joyou AG...........................................    19,317     267,361
*   Kampa AG...........................................     7,101         112
*   Kloeckner & Co. SE.................................   520,355   5,361,440
*   Koenig & Bauer AG..................................    27,098     358,106
*   Kontron AG.........................................   247,150   1,461,148
    Krones AG..........................................    72,618   6,874,980
    KSB AG.............................................     3,584   1,826,384
#   KUKA AG............................................   137,507   9,295,900
#   KWS Saat AG........................................    16,490   5,039,122
    Lanxess AG.........................................   301,594  14,456,323
    Leifheit AG........................................    12,500     684,383
    Leoni AG...........................................   160,708  10,025,916
#   LPKF Laser & Electronics AG........................   116,440   1,284,341
#*  Manz AG............................................    14,219   1,018,436
*   MasterFlex SE......................................    19,347     157,289
*   Mediclin AG........................................   119,554     471,109
*   Medigene AG........................................    30,647     131,310
    MLP AG.............................................   222,513     882,440
#   Mobotix AG.........................................    13,963     174,970
    MTU Aero Engines AG................................   248,035  22,691,913
    Muehlbauer Holding AG..............................    14,905     276,163
    MVV Energie AG.....................................   100,214   2,772,107
    Nemetschek AG......................................    25,985   2,712,318
    Nexus AG...........................................    42,453     614,740
*   Nordex SE..........................................   301,573   5,820,425
    Norma Group SE.....................................   155,621   7,716,993
    OHB AG.............................................    35,659     853,230
*   Osram Licht AG.....................................   146,342   6,727,081
*   Patrizia Immobilien AG.............................   190,180   3,334,843

                                     1827

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
GERMANY -- (Continued)
    Pfeiffer Vacuum Technology AG......................  49,303 $4,427,486
#   PNE Wind AG........................................ 380,000    946,579
    Progress-Werk Oberkirch AG.........................   7,828    342,380
#*  PSI AG Gesellschaft Fuer Produkte und Systeme der
      Informationstechnologie..........................  28,155    397,527
#   Puma SE............................................   9,114  1,734,661
*   PVA TePla AG.......................................  46,019     77,538
*   QIAGEN NV.......................................... 163,579  3,742,550
#   QSC AG............................................. 484,191    961,206
#   R Stahl AG.........................................  15,459    743,145
    Rational AG........................................  12,336  4,059,954
    Rheinmetall AG..................................... 195,657  8,466,765
    Rhoen Klinikum AG.................................. 262,146  6,945,157
#   RIB Software AG....................................  79,686  1,014,386
    SAF-Holland SA..................................... 238,735  3,525,515
    Salzgitter AG...................................... 192,504  5,247,816
#   Schaltbau Holding AG...............................  25,809  1,326,258
    Schloss Wachenheim AG..............................   7,479    100,543
*   SER Systems AG.....................................   9,400         --
#*  SGL Carbon SE...................................... 293,612  4,661,722
    SHW AG.............................................  24,598  1,213,841
#*  Singulus Technologies AG........................... 241,327    231,414
    Sinner AG..........................................      89      1,305
    Sixt SE............................................  81,198  3,146,276
#*  SKW Stahl-Metallurgie Holding AG...................  28,224    144,713
#*  SMA Solar Technology AG............................  54,199    658,888
#   SMT Scharf AG......................................  18,717    300,659
#   Softing AG.........................................  22,308    369,673
    Software AG........................................ 318,618  8,432,859
#*  Solarworld AG......................................     774     10,015
    Stada Arzneimittel AG.............................. 298,237  9,247,185
    STRATEC Biomedical AG..............................  26,841  1,446,178
    Stroeer Media SE................................... 114,489  3,332,391
#   Suedzucker AG...................................... 333,948  4,199,137
#   Surteco SE.........................................   3,550     98,231
#*  Suss Microtec AG...................................  92,598    486,597
    Symrise AG......................................... 114,117  7,469,286
    Syzygy AG..........................................  30,656    269,201
#   TAG Immobilien AG.................................. 455,809  5,920,630
    Takkt AG........................................... 140,345  2,389,641
    Technotrans AG.....................................  29,535    326,399
*   Tom Tailor Holding AG.............................. 105,980  1,301,223
#   Tomorrow Focus AG.................................. 118,269    500,077
    UMS United Medical Systems International AG........   3,304     37,415
    USU Software AG....................................   3,377     56,497
*   VERBIO Vereinigte BioEnergie AG....................     796      1,614
#   Vossloh AG.........................................  45,413  2,907,732
    VTG AG.............................................  50,521  1,212,746
    Wacker Neuson SE................................... 108,201  2,191,560
    Washtec AG.........................................   5,625     95,372
#   Wincor Nixdorf AG.................................. 143,454  6,574,101
    XING AG............................................  11,211  1,368,821

                                     1828

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
GERMANY -- (Continued)
#   Zeal Network SE....................................    30,567 $  1,287,299
                                                                  ------------
TOTAL GERMANY..........................................            471,725,630
                                                                  ------------
GREECE -- (0.0%)
*   Alfa Alfa Energy SA................................     3,810           --
*   Alysida SA.........................................     2,376           --
*   Atlantic Supermarkets SA...........................    34,730           --
*   Babis Vovos International Construction SA..........    21,073           --
*   Balafas SA.........................................    15,200           --
*   Bank of Cyprus Pcl.................................        --           --
*   Elektroniki Athinon SA.............................     7,497          763
*   Etma Rayon SA......................................    11,242           --
*   Informatics SA.....................................     3,778           --
*   Ipirotiki Software & Publications SA...............    22,110           --
*   Lan-Net SA.........................................    12,688           --
*   Neorion Holdings SA................................    14,991           --
*   Promota Hellas SA..................................     8,860           --
*   T Bank SA..........................................   228,007           --
*   Themeliodomi SA....................................    37,422           --
                                                                  ------------
TOTAL GREECE...........................................                    763
                                                                  ------------
IRELAND -- (2.1%)
    Aer Lingus Group P.L.C.............................   752,359    1,816,736
    C&C Group P.L.C.(B010DT8)..........................   399,607    1,551,066
    C&C Group P.L.C.(B011Y09).......................... 1,114,457    4,343,934
    Dragon Oil P.L.C...................................   953,523    7,914,881
    FBD Holdings P.L.C.................................   125,728    1,583,758
    Fyffes P.L.C.......................................   264,335      336,040
    Glanbia P.L.C.(0066950)............................   700,613   11,314,696
    Glanbia P.L.C.(4058629)............................    86,722    1,396,228
    IFG Group P.L.C....................................   312,257      546,952
*   Independent News & Media P.L.C.....................   806,194      112,875
    Irish Continental Group P.L.C.(BLP5857)............   374,158    1,383,323
    Irish Continental Group P.L.C.(BLP59W1)............   234,200      872,076
*   Kenmare Resources P.L.C............................ 4,546,361      233,936
    Kingspan Group P.L.C...............................   600,070   10,842,335
    Paddy Power P.L.C.(4828974)........................    12,708      990,403
    Paddy Power P.L.C.(0258810)........................   175,221   13,666,597
    Smurfit Kappa Group P.L.C..........................   564,905   13,888,358
                                                                  ------------
TOTAL IRELAND..........................................             72,794,194
                                                                  ------------
ISRAEL -- (2.2%)
#*  Africa Israel Investments, Ltd.....................   624,375      552,194
    Africa Israel Properties, Ltd......................    70,117      873,131
    Africa Israel Residences, Ltd......................       594        8,262
*   Airport City, Ltd..................................   160,481    1,323,185
#*  AL-ROV Israel, Ltd.................................    18,725      506,663
    Albaad Massuot Yitzhak, Ltd........................       370        5,120
*   Allot Communications, Ltd..........................    99,628      905,826
#*  Alon Blue Square Israel, Ltd.......................    76,012      191,112
#*  Alrov Properties and Lodgings, Ltd.................    12,098      222,021
    Amot Investments, Ltd..............................   400,839    1,188,761

                                     1829

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
ISRAEL -- (Continued)
    Arad, Ltd..........................................     1,053 $    8,332
#*  AudioCodes, Ltd....................................   169,225    864,284
#   Avgol Industries 1953, Ltd.........................   420,938    329,712
*   Azorim-Investment Development & Construction Co.,
      Ltd..............................................   380,820    277,745
    Bayside Land Corp..................................     2,880    774,693
    Big Shopping Centers, Ltd..........................     9,475    377,630
*   BioLine RX, Ltd....................................   596,298    110,071
    Blue Square Real Estate, Ltd.......................     5,890    175,254
*   Brack Capital Properties NV........................     1,275     70,362
#*  Brainsway, Ltd.....................................    40,895    325,949
#*  Cellcom Israel, Ltd................................   248,839  1,314,105
*   Ceragon Networks, Ltd..............................    95,438     90,799
#*  Clal Biotechnology Industries, Ltd.................   174,162    153,352
*   Clal Insurance Enterprises Holdings, Ltd...........    91,420  1,321,486
    Cohen Development & Industrial Buildings, Ltd......     2,564     50,844
*   Compugen, Ltd......................................   173,975  1,344,188
    Delek Automotive Systems, Ltd......................   151,345  1,450,044
    Delta-Galil Industries, Ltd........................    47,407  1,360,434
    Direct Insurance Financial Investments, Ltd........    62,232    339,149
*   El Al Israel Airlines..............................    77,144     14,420
#   Elbit Systems, Ltd.................................    65,175  4,007,283
    Electra, Ltd.......................................     8,082    863,350
#   Elron Electronic Industries, Ltd...................    62,094    266,437
*   Energix-Renewable Energies, Ltd....................    24,278     11,008
*   Equital, Ltd.......................................     7,312     96,856
#*  Evogene, Ltd.......................................    67,301    556,126
*   EZchip Semiconductor, Ltd..........................   140,069  2,626,988
    First International Bank Of Israel, Ltd............    98,118  1,230,932
    FMS Enterprises Migun, Ltd.........................    10,227    153,526
    Formula Systems 1985, Ltd..........................    38,789    805,959
    Fox Wizel, Ltd.....................................    17,805    405,111
#   Frutarom Industries, Ltd...........................   174,875  5,479,641
#*  Gilat Satellite Networks, Ltd......................    25,967    118,796
    Golf & Co., Ltd....................................    74,605    197,834
#*  Hadera Paper, Ltd..................................    10,176    176,879
    Harel Insurance Investments & Financial Services,
      Ltd..............................................   476,409  2,120,427
#   Industrial Buildings Corp., Ltd....................   368,990    387,930
*   Israel Discount Bank, Ltd. Class A................. 2,385,703  3,727,407
    Israel Land Development Co., Ltd. (The)............    22,310     74,323
    Ituran Location and Control, Ltd...................    87,477  1,834,202
*   Jerusalem Oil Exploration..........................    43,411  1,285,286
#*  Kamada, Ltd........................................   123,192    499,512
    Kerur Holdings, Ltd................................     2,133     30,758
    Maabarot Products, Ltd.............................    21,999    213,713
    Magic Software Enterprises, Ltd....................    87,066    488,308
    Matrix IT, Ltd.....................................   182,457    830,738
    Maytronics, Ltd....................................     6,672     13,479
#*  Mazor Robotics, Ltd................................   161,210    827,195
    Meitav DS Investments, Ltd.........................    38,130    100,374
    Melisron, Ltd......................................    52,829  1,538,288
    Menorah Mivtachim Holdings, Ltd....................   120,564  1,060,454
    Migdal Insurance & Financial Holding, Ltd.......... 1,213,664  1,444,957
#*  Mivtach Shamir Holdings, Ltd.......................    23,312    523,969

                                     1830

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
ISRAEL -- (Continued)
*   Naphtha Israel Petroleum Corp., Ltd................    163,755 $   832,620
    Neto ME Holdings, Ltd..............................      5,411     269,983
*   Nitsba Holdings 1995, Ltd..........................    134,048   1,829,316
*   Nova Measuring Instruments, Ltd....................    114,846   1,260,759
#*  Oil Refineries, Ltd................................  4,941,609   1,437,431
    Ormat Industries...................................    293,852   2,058,945
    Osem Investments, Ltd..............................     50,766     899,438
#*  Partner Communications Co., Ltd....................    392,298   1,328,575
    Paz Oil Co., Ltd...................................     20,326   2,600,938
*   Perion Network, Ltd................................     16,455      52,695
#   Phoenix Holdings, Ltd. (The).......................    279,438     788,445
    Plasson Industries, Ltd............................     13,941     466,116
#   Rami Levi Chain Stores Hashikma Marketing 2006,
      Ltd..............................................     33,735   1,332,164
*   Sapiens International Corp. NV.....................     74,668     493,674
    Shikun & Binui, Ltd................................    960,439   1,818,952
#   Shufersal, Ltd.....................................    381,641     785,627
*   Space Communication, Ltd...........................     17,611     219,807
*   Strauss Group, Ltd.................................    106,065   1,553,542
*   Summit Real Estate Holdings, Ltd...................     10,999      37,282
#*  Tower Semiconductor, Ltd...........................    161,565   2,442,275
*   Union Bank of Israel...............................    130,630     424,631
                                                                   -----------
TOTAL ISRAEL...........................................             73,460,389
                                                                   -----------
ITALY -- (9.1%)
#*  A.S. Roma SpA......................................    335,418     199,459
    A2A SpA............................................  5,746,801   5,477,266
    ACEA SpA...........................................    280,731   3,155,817
#*  Aeffe SpA..........................................    173,426     364,918
#   Alerion Cleanpower SpA.............................    123,193     333,089
    Amplifon SpA.......................................    427,449   2,556,971
    Ansaldo STS SpA....................................    567,271   5,700,479
#*  Arnoldo Mondadori Editore SpA......................    631,293     658,153
    Ascopiave SpA......................................    363,269     781,155
#   Astaldi SpA........................................    258,925   1,645,919
    Atlantia SpA.......................................         --          11
*   Autogrill SpA......................................    557,135   4,759,477
    Azimut Holding SpA.................................    526,953  12,283,938
#*  Banca Carige SpA................................... 14,916,408     998,808
    Banca Finnat Euramerica SpA........................    637,043     373,624
    Banca Generali SpA.................................    251,146   7,015,939
    Banca IFIS SpA.....................................    102,347   1,760,710
*   Banca Monte dei Paschi di Siena SpA................  3,737,938   1,689,919
*   Banca Popolare dell'Emilia Romagna S.c.r.l.........  2,512,117  16,942,071
#*  Banca Popolare dell'Etruria e del Lazio SC.........  1,093,905     642,541
*   Banca Popolare di Milano Scarl..................... 21,850,238  17,490,516
    Banca Popolare di Sondrio SCARL....................  1,778,650   6,906,494
#   Banca Profilo SpA..................................  1,099,445     465,045
    Banco di Desio e della Brianza SpA.................    232,296     599,934
*   Banco Popolare SC..................................    127,904   1,614,120
*   BasicNet SpA.......................................    144,882     403,510
#*  Beghelli SpA.......................................    403,187     182,426
    Biesse SpA.........................................     54,004     742,083
    Brembo SpA.........................................    162,145   5,714,250

                                     1831

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  ITALY -- (Continued)
  *   Brioschi Sviluppo Immobiliare SpA................   174,780 $    19,438
  #   Brunello Cucinelli SpA...........................    93,624   1,925,945
  #   Buzzi Unicem SpA.................................   365,007   4,481,002
      Cairo Communication SpA..........................   119,785     762,565
  *   Caltagirone Editore SpA..........................     6,277       6,326
  #*  Carraro SpA......................................   113,633     268,395
      Cembre SpA.......................................    40,330     527,933
  #   Cementir Holding SpA.............................   336,239   2,249,649
  *   CIR-Compagnie Industriali Riunite SpA............ 1,837,842   2,028,260
      Credito Emiliano SpA.............................   400,180   3,113,591
  #*  Credito Valtellinese SC.......................... 4,865,429   5,474,776
  #   d'Amico International Shipping SA................   516,137     287,303
      Danieli & C Officine Meccaniche SpA..............    62,778   1,539,228
      Datalogic SpA....................................   104,696   1,174,916
  #   Davide Campari-Milano SpA........................ 1,406,591   9,534,491
      De'Longhi SpA....................................   275,556   4,967,350
  *   DeA Capital SpA..................................   241,155     477,875
  *   Delclima.........................................   238,104     526,108
      DiaSorin SpA.....................................   101,747   4,062,144
  *   Ei Towers SpA....................................    66,402   3,295,027
      El.En. SpA.......................................     9,572     333,510
      Elica SpA........................................     4,665       9,481
      Engineering SpA..................................    22,417   1,094,017
      ERG SpA..........................................   263,391   3,136,168
      Esprinet SpA.....................................   150,424   1,028,618
  *   Eurotech SpA.....................................   122,818     285,365
      Falck Renewables SpA.............................   518,528     571,834
  *   Finmeccanica SpA................................. 1,840,364  20,099,658
      FNM SpA..........................................   571,781     350,579
      Gas Plus SpA.....................................    14,596      58,017
  #*  Geox SpA.........................................   390,641   1,323,429
  *   Gruppo Editoriale L'Espresso SpA.................   670,242     847,546
      Gruppo MutuiOnline SpA...........................    51,809     302,153
      GTECH SpA........................................   296,888   5,835,273
      Hera SpA......................................... 2,996,036   7,342,637
  *   IMMSI SpA........................................   743,533     534,073
      Industria Macchine Automatiche SpA...............    58,626   2,584,851
  *   Intek Group SpA.................................. 1,654,192     629,174
      Interpump Group SpA..............................   337,555   4,811,248
      Iren SpA......................................... 2,384,495   2,766,044
  #   Italcementi SpA..................................   719,959   4,956,686
      Italmobiliare SpA................................    46,873   1,209,399
  #*  Juventus Football Club SpA....................... 1,920,486     503,199
      La Doria SpA.....................................    25,763     303,805
  #*  Landi Renzo SpA..................................   203,171     236,442
  #*  Maire Tecnimont SpA..............................   512,867   1,128,920
      MARR SpA.........................................   168,871   2,951,143
  *   Mediaset SpA..................................... 2,636,668  11,973,302
      Nice SpA.........................................    43,840     142,328
  #*  Piaggio & C SpA..................................   829,777   2,525,841
  #*  Prelios SpA......................................    67,017      22,551
  *   Prima Industrie SpA..............................    15,879     268,627
      Prysmian SpA..................................... 1,025,221  18,965,096

                                     1832

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
ITALY -- (Continued)
#*  RCS MediaGroup SpA.................................   682,572 $    834,935
    Recordati SpA......................................   442,053    7,305,677
*   Reno de Medici SpA.................................   330,009      112,520
    Reply SpA..........................................    22,728    1,758,333
#*  Retelit SpA........................................   530,560      333,367
*   Richard-Ginori 1735 SpA............................     8,489           --
    Sabaf SpA..........................................    26,559      356,351
    SAES Getters SpA...................................    30,068      225,622
#*  Safilo Group SpA...................................   149,871    2,137,077
*   Salini Impregilo SpA...............................   874,315    3,188,617
    Salvatore Ferragamo SpA............................   200,318    5,798,929
*   Saras SpA.......................................... 1,256,000    1,406,356
    SAVE SpA...........................................    75,847    1,139,245
    Servizi Italia SpA.................................    34,833      164,808
#*  Snai SpA...........................................   117,457      185,363
    Societa Cattolica di Assicurazioni S.c.r.l.........   613,038    4,728,078
    Societa Iniziative Autostradali e Servizi SpA......   303,245    3,031,871
#*  Sogefi SpA.........................................   220,168      635,539
    SOL SpA............................................   166,511    1,317,318
*   Sorin SpA.......................................... 1,461,272    3,391,203
    Tamburi Investment Partners SpA....................    37,478      120,549
*   Telecom Italia Media SpA...........................    20,639       23,749
#*  Tiscali SpA........................................ 4,911,522      299,263
#   Tod's SpA..........................................    53,929    5,541,464
#   Trevi Finanziaria Industriale SpA..................   363,552    1,100,019
#   TXT e-solutions SpA................................    17,994      166,146
*   Uni Land SpA.......................................    51,835           --
    Unipol Gruppo Finanziario SpA......................   970,174    4,892,814
    UnipolSai SpA......................................   258,427      716,357
    Vianini Lavori SpA.................................   175,180    1,045,796
    Vittoria Assicurazioni SpA.........................   122,467    1,280,658
#*  World Duty Free SpA................................   553,509    6,097,288
#*  Yoox SpA...........................................   242,205    5,240,685
    Zignago Vetro SpA                                     147,723      903,975
                                                                  ------------
TOTAL ITALY............................................            312,791,950
                                                                  ------------
NETHERLANDS -- (5.4%)
    Aalberts Industries NV.............................   507,343   14,611,820
    Accell Group.......................................   111,594    1,702,368
*   AFC Ajax NV........................................    18,134      186,978
*   AMG Advanced Metallurgical Group NV................   160,659    1,199,595
    Amsterdam Commodities NV...........................    86,709    2,067,137
#*  APERAM SA..........................................   262,538    6,815,370
    Arcadis NV.........................................   306,708    9,282,609
#   ASM International NV...............................   261,882   10,685,040
*   Atag Group NV......................................     4,630           --
*   Ballast Nedam NV...................................    16,152       53,231
    BE Semiconductor Industries NV.....................   164,367    3,336,029
    Beter Bed Holding NV...............................    92,587    1,815,931
    BinckBank NV.......................................   319,629    2,625,453
#   Brunel International NV............................   106,923    1,734,822
    Corbion NV.........................................   259,967    4,306,531
    Delta Lloyd NV..................................... 1,074,736   20,305,721

                                     1833

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
NETHERLANDS -- (Continued)
    DOCdata NV.........................................    22,463 $    511,567
    Exact Holding NV...................................    73,987    2,650,980
#   Fugro NV...........................................   289,955    6,287,718
#*  Galapagos NV.......................................   135,272    2,766,560
#*  Grontmij...........................................   363,482    1,457,325
#   Heijmans NV........................................   109,079    1,042,875
    Hunter Douglas NV..................................     8,819      355,970
    KAS Bank NV........................................    71,860      828,926
    Kendrion NV........................................    57,956    1,585,029
#   Koninklijke BAM Groep NV........................... 1,376,686    4,132,015
#   Koninklijke Ten Cate NV............................   152,395    3,376,438
#*  Macintosh Retail Group NV..........................    53,398      149,497
#*  Mota-Engil Africa NV...............................    28,150      196,265
    Nederland Apparatenfabriek.........................    28,810      924,183
    Nutreco NV.........................................   360,777   18,372,813
#*  Ordina NV..........................................   414,015      665,483
#*  PostNL NV.......................................... 2,444,885    8,843,881
#*  Royal Imtech NV....................................   220,408    1,016,458
#*  SBM Offshore NV....................................   968,633   10,568,133
#   Sligro Food Group NV...............................   113,196    4,318,743
#*  SNS Reaal NV.......................................   705,718           --
*   Telegraaf Media Groep NV...........................   175,800    1,131,844
    TKH Group NV.......................................   191,623    5,958,198
    TNT Express NV..................................... 2,283,752   14,936,486
#*  TomTom NV..........................................   562,433    3,695,765
    USG People NV......................................   394,977    4,551,958
    Van Lanschot NV....................................     4,807       95,108
    Wessanen...........................................   445,498    2,844,703
                                                                  ------------
TOTAL NETHERLANDS......................................            183,993,556
                                                                  ------------
NORWAY -- (2.4%)
    ABG Sundal Collier Holding ASA..................... 1,476,472      914,585
    AF Gruppen ASA.....................................     4,579       50,046
#   Akastor ASA........................................   223,222      548,813
    Aker ASA Class A...................................    29,672      633,758
    American Shipping ASA..............................   203,551      786,018
#*  Archer, Ltd........................................ 1,385,556      549,733
    Arendals Fossekompani A.S..........................        90       21,548
#   Atea ASA...........................................   316,134    3,511,521
    Austevoll Seafood ASA..............................   374,420    2,186,630
    Bakkafrost P/F.....................................   171,127    3,555,217
#*  Bionor Pharma ASA..................................   671,325      201,282
#*  Biotec Pharmacon ASA...............................   139,685      276,613
    Bonheur ASA........................................    68,100      632,761
    BW Offshore, Ltd................................... 1,675,415    1,611,168
    Deep Sea Supply P.L.C..............................   732,320      384,934
#*  Det Norske Oljeselskap ASA.........................   380,948    1,591,748
#*  DNO ASA............................................ 1,170,058    2,577,958
#*  DOF ASA............................................   203,869      277,603
#*  Dolphin Group A.S..................................   952,621      333,211
    Ekornes ASA........................................   115,368    1,437,380
#*  Electromagnetic GeoServices........................   836,517      436,459
    Eltek ASA.......................................... 1,292,456    1,929,271

                                     1834

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
NORWAY -- (Continued)
    Evry ASA...........................................    267,383 $   554,318
    Farstad Shipping ASA...............................     65,666     310,532
#   Fred Olsen Energy ASA..............................     42,744     358,217
#*  Frontline, Ltd.....................................    315,420     751,204
#   Ganger Rolf ASA....................................     58,809     531,132
#   Golden Ocean Group, Ltd............................  1,361,217     841,484
*   Grieg Seafood ASA..................................    171,048     618,731
*   Havila Shipping ASA................................     22,400      43,118
#   Hexagon Composites ASA.............................    326,044     796,321
#*  Hoegh LNG Holdings, Ltd............................    189,214   1,861,029
*   Kongsberg Automotive ASA...........................  2,063,320   1,622,166
    Kvaerner ASA.......................................    807,447     940,185
    Leroey Seafood Group ASA...........................     85,504   2,997,915
#*  Nordic Semiconductor ASA...........................    580,280   4,007,434
#*  Norske Skogindustrier ASA..........................    733,931     671,850
#   Northern Offshore, Ltd.............................    350,656     140,906
#*  Norwegian Air Shuttle ASA..........................    130,053   5,108,827
*   Odfjell SE Class A.................................    138,810     388,698
    Olav Thon Eiendomsselskap ASA......................    128,520   2,595,094
#   Opera Software ASA.................................    502,790   6,660,634
#*  Panoro Energy ASA..................................  1,223,751     213,608
#   Petroleum Geo-Services ASA.........................    394,979   2,147,616
#*  PhotoCure ASA......................................     52,582     257,205
    Prosafe SE.........................................    938,578   2,505,834
*   Q-Free ASA.........................................    143,444     168,849
#*  REC Silicon ASA....................................  9,391,241   2,005,502
*   REC Solar ASA......................................    138,239   1,816,954
    Salmar ASA.........................................    136,875   2,113,085
#*  Sevan Drilling A.S.................................     71,187       6,256
#   Sevan Marine ASA...................................    129,032     325,686
    Siem Offshore, Inc.................................    606,183     169,476
#   Solstad Offshore ASA...............................     64,644     519,438
#*  Songa Offshore.....................................  1,614,994     320,463
    SpareBank 1 SMN....................................    131,684     933,308
#   SpareBank 1 SR Bank ASA............................    133,273     836,891
    Stolt-Nielsen, Ltd.................................     77,887   1,229,767
*   Storebrand ASA.....................................    119,145     360,173
    Tomra Systems ASA..................................    669,803   5,381,439
*   TTS Group ASA......................................     55,462      32,713
    Veidekke ASA.......................................    364,395   3,766,442
    Wilh Wilhelmsen ASA................................    166,182     928,285
    Wilh Wilhelmsen Holding ASA Class A................     65,996   1,279,939
                                                                   -----------
TOTAL NORWAY...........................................             83,566,981
                                                                   -----------
PORTUGAL -- (1.2%)
    Altri SGPS SA......................................    597,102   2,068,276
#*  Banco BPI SA.......................................  2,180,035   2,045,768
#*  Banco Comercial Portugues SA....................... 89,763,314   6,321,680
*   Banco Espirito Santo SA............................  4,777,921          --
    Corticeira Amorim SGPS SA..........................    207,426     777,454
    EDP Renovaveis SA..................................    345,436   2,309,079
    Ibersol SGPS SA....................................     20,401     178,179
#*  Impresa SGPS SA....................................    187,798     172,896

                                     1835

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
PORTUGAL -- (Continued)
    Mota-Engil SGPS SA.................................    363,210 $ 1,110,597
    NOS SGPS...........................................  1,060,020   6,729,097
    Novabase SGPS SA...................................     65,729     167,110
    Portucel SA........................................    932,322   3,761,176
#   Portugal Telecom SGPS SA...........................  1,886,010   1,314,516
    REN--Redes Energeticas Nacionais SGPS SA...........  1,091,092   3,094,157
    Semapa-Sociedade de Investimento e Gestao..........    329,570   3,858,194
*   Sonae Capital SGPS SA..............................     58,125      18,876
#*  Sonae Industria SGPS SA............................ 47,544,000     347,330
    Sonae SGPS SA......................................  4,598,268   6,020,092
    Sumol + Compal SA..................................     63,728      79,233
    Teixeira Duarte SA.................................    734,737     584,588
                                                                   -----------
TOTAL PORTUGAL.........................................             40,958,298
                                                                   -----------
SPAIN -- (5.8%)
#   Abengoa SA.........................................    204,834     654,283
#   Abengoa SA Class B.................................  1,852,248   5,472,600
*   Acciona SA.........................................    117,842   8,423,804
#   Acerinox SA........................................    564,388   8,402,294
    Adveo Group International SA.......................     56,633     830,175
*   Almirall SA........................................    284,451   4,962,122
#   Atresmedia Corp de Medios de Comunicacion SA.......    312,481   4,591,398
*   Azkoyen SA.........................................     64,022     152,582
    Bankinter SA.......................................    640,971   4,453,192
*   Baron de Ley.......................................     13,910   1,209,641
#   Bolsas y Mercados Espanoles SA.....................    413,573  17,001,159
#*  Caja de Ahorros del Mediterraneo...................    116,412          --
#*  Cementos Portland Valderrivas SA...................     61,586     408,640
#   Cie Automotive SA..................................    169,677   2,442,538
    Clinica Baviera SA.................................      3,698      30,753
#   Construcciones y Auxiliar de Ferrocarriles SA......      8,210   2,760,065
#   Dinamia Capital Privado Sociedad de Capital Riesgo
      SA...............................................     20,438     178,546
    Distribuidora Internacional de Alimentacion SA.....    479,506   3,104,384
#   Duro Felguera SA...................................    414,786   1,664,808
    Ebro Foods SA......................................    378,733   6,444,380
#   Elecnor SA.........................................    198,254   1,832,656
    Ence Energia y Celulosa S.A........................    992,257   2,967,548
*   Ercros SA..........................................    483,625     226,425
    Faes Farma SA(B1PQHS6).............................  1,275,395   2,597,143
*   Faes Farma SA(BTGQBZ6).............................     47,236      96,345
#*  Fluidra SA.........................................    160,834     542,179
#*  Fomento de Construcciones y Contratas SA...........    569,490   7,049,487
*   Gamesa Corp. Tecnologica SA........................  1,234,443  12,204,610
    Grupo Catalana Occidente SA........................    204,400   5,844,347
#*  Grupo Ezentis SA...................................    834,934     641,456
    Iberpapel Gestion SA...............................     26,401     389,034
#   Indra Sistemas SA..................................    503,884   5,147,505
*   Inmobiliaria Colonial SA...........................  1,524,880   1,033,336
    Inmobiliaria del Sur SA............................      2,902      22,284
*   Jazztel P.L.C......................................  1,097,205  15,545,102
#   Laboratorios Farmaceuticos Rovi SA.................     70,934     870,783
*   Mediaset Espana Comunicacion SA....................    858,650  10,453,329
#   Melia Hotels International SA......................    239,072   2,746,158

                                     1836

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
SPAIN -- (Continued)
#   Miquel y Costas & Miquel SA........................    37,628 $  1,303,753
#*  NH Hotel Group SA..................................   688,168    3,397,551
#   Obrascon Huarte Lain SA............................   193,959    4,481,793
    Papeles y Cartones de Europa SA....................   241,915    1,162,827
*   Pescanova SA.......................................    68,547           --
    Prim SA............................................    39,424      281,821
#*  Promotora de Informaciones SA Class A.............. 5,189,633    1,376,207
    Prosegur Cia de Seguridad SA....................... 1,265,214    7,036,917
#*  Quabit Inmobiliaria SA............................. 1,474,470      106,349
*   Realia Business SA.................................   503,895      346,978
*   Sacyr SA........................................... 1,463,558    5,412,618
*   Sociedad Nacional de Industrias Apicaciones
      Celulosa Espanola SA.............................    75,494        3,135
#*  Solaria Energia y Medio Ambiente SA................   207,171      174,818
    Tecnicas Reunidas SA...............................   153,251    5,959,534
*   Telecomunicaciones y Energia.......................   146,125      245,918
    Tubacex SA.........................................   520,966    1,523,981
    Tubos Reunidos SA..................................   495,225      886,900
    Vidrala SA.........................................    83,125    4,133,364
#   Viscofan SA........................................   231,462   13,391,832
*   Vocento SA.........................................   219,517      411,248
*   Zeltia SA..........................................   991,039    3,374,554
                                                                  ------------
TOTAL SPAIN............................................            198,409,189
                                                                  ------------
SWEDEN -- (9.1%)
    AAK AB.............................................   117,235    6,367,913
#   Acando AB..........................................   418,037      676,533
    AddNode Group AB...................................    22,737      129,213
#   AddTech AB Class B.................................   267,623    3,778,102
    AF AB Class B......................................   277,090    4,244,844
#*  Arise AB...........................................    36,861       68,922
    Atrium Ljungberg AB Class B........................    49,355      743,747
    Avanza Bank Holding AB.............................    90,353    2,980,230
    Axfood AB..........................................    94,702    5,747,535
#   Axis Communications AB.............................   192,280    5,147,324
    B&B Tools AB Class B...............................   118,152    2,021,287
#*  BE Group AB........................................   215,340      124,455
    Beijer Alma AB.....................................    96,625    2,326,077
    Beijer Electronics AB..............................    55,826      344,200
    Beijer Ref AB Class B..............................    64,437    1,046,951
    Betsson AB.........................................   152,884    5,729,248
    Bilia AB Class A...................................   113,425    3,439,981
    BillerudKorsnas AB.................................   689,767   10,470,294
    BioGaia AB Class B.................................    63,808    1,386,405
    Biotage AB.........................................   189,388      325,745
#   Bjoern Borg AB.....................................    86,437      241,787
    Bulten AB..........................................    53,182      488,810
    Bure Equity AB.....................................   326,825    1,530,005
    Byggmax Group AB...................................   242,412    1,608,398
    Castellum AB.......................................   752,681   11,835,405
    Catena AB..........................................    55,547      730,025
    Cavotec SA.........................................    16,457       55,234
    Clas Ohlson AB Class B.............................   180,273    2,787,377
*   Cloetta AB Class B.................................   960,261    2,908,255

                                     1837

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
SWEDEN -- (Continued)
    Concentric AB......................................   202,603 $ 2,588,237
*   Concordia Maritime AB Class B......................    78,854     120,914
    Corem Property Group AB Class B....................     2,296       8,015
*   CyberCom Group AB..................................   385,158     129,033
    Dios Fastigheter AB................................   171,208   1,286,007
    Doro AB............................................    94,731     494,688
    Duni AB............................................   201,725   2,982,234
*   East Capital Explorer AB...........................    47,726     263,959
#   Enea AB............................................    63,008     568,304
#*  Eniro AB...........................................   447,545     275,639
    Fabege AB..........................................   619,320   8,454,064
#   Fagerhult AB.......................................    54,969     909,443
*   Fastighets AB Balder...............................   279,717   4,045,163
*   Fenix Outdoor International AG.....................     8,476     418,767
    Gunnebo AB.........................................   206,334   1,004,132
    Haldex AB..........................................   226,180   3,054,175
#   Heba Fastighets AB Class B.........................    43,722     501,477
    Hexpol AB..........................................   115,947  11,632,485
    HIQ International AB...............................   260,002   1,345,586
    HMS Networks AB....................................     7,040     123,582
    Holmen AB Class B..................................   273,916   9,883,162
    Hufvudstaden AB Class A............................   189,483   2,481,935
    Husqvarna AB Class B...............................   352,650   2,449,214
    ICA Gruppen AB.....................................    24,928     957,769
    Industrial & Financial Systems Class B.............    84,451   2,600,236
    Indutrade AB.......................................    89,135   3,627,954
    Intrum Justitia AB.................................   377,332  10,041,411
    JM AB..............................................   372,482  12,260,535
    KappAhl AB.........................................   277,470   1,397,151
#*  Karolinska Development AB Class B..................    90,079     129,250
    Klovern AB Class A.................................   193,931     202,120
*   Klovern AB Class B................................. 1,939,305   1,933,633
    KNOW IT AB.........................................    75,523     443,918
    Kungsleden AB......................................   697,243   5,341,362
    Lagercrantz AB Class B.............................    79,921   1,397,833
*   Lindab International AB............................   330,563   2,737,080
    Loomis AB Class B..................................   318,925   9,436,493
    Meda AB Class A....................................   419,255   5,904,816
#*  Medivir AB Class B.................................   157,903   1,871,747
    Mekonomen AB.......................................   104,697   2,459,349
    Modern Times Group AB Class B......................   248,542   7,034,186
#   MQ Holding AB......................................   109,481     475,003
#   Mycronic AB........................................   390,070   1,363,228
    NCC AB Class A.....................................    17,309     560,218
    NCC AB Class B.....................................   315,406  10,198,453
    Nederman Holding AB................................     3,680      69,842
    Net Entertainment NE AB............................   151,050   4,786,013
*   Net Insight AB Class B............................. 1,417,192     628,511
#   New Wave Group AB Class B..........................   205,564   1,087,732
    Nibe Industrier AB Class B.........................   362,119   9,198,628
    Nobia AB...........................................   666,139   5,774,924
    Nolato AB Class B..................................   105,172   2,523,692
    Nordnet AB Class B.................................   401,993   1,347,286

                                     1838

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- ------------
SWEDEN -- (Continued)
    OEM International AB Class B.......................  45,688 $    592,807
#   Oriflame Cosmetics SA.............................. 125,992    1,686,474
*   PA Resources AB....................................      --           --
    Peab AB............................................ 752,981    5,415,573
#*  Pricer AB Class B.................................. 452,718      414,861
    Proact IT Group AB.................................  41,297      418,301
#   Proffice AB Class B................................ 271,921      656,902
#*  Qliro Group AB..................................... 342,688      661,132
#   Ratos AB Class B................................... 880,217    5,499,476
*   Rezidor Hotel Group AB............................. 418,144    1,569,648
    Saab AB Class B.................................... 256,897    6,253,504
    Sagax AB Class B...................................  48,648      322,687
#*  SAS AB............................................. 643,871    1,288,051
*   Seamless Distribution AB...........................  16,641       16,470
    Sectra AB Class B..................................  38,137      574,346
    Semcon AB..........................................  85,074      534,454
    SkiStar AB......................................... 111,763    1,142,144
#*  SSAB AB Class A(B17H0S8)........................... 834,811    4,054,168
*   SSAB AB Class A(BPRBWK4)........................... 195,426      950,385
*   SSAB AB Class B(B17H3F6)........................... 352,706    1,517,911
*   SSAB AB Class B(BPRBWM6)........................... 532,819    2,304,603
#   Sweco AB Class B................................... 190,322    2,540,175
*   Swedish Orphan Biovitrum AB........................ 489,314    5,128,911
#   Swedol AB Class B..................................  37,176       68,583
    Systemair AB.......................................  37,235      454,794
#   TradeDoubler AB.................................... 202,211      232,313
*   Transcom Worldwide AB..............................  32,369      221,028
#   Transmode AB.......................................  76,041      657,248
    Trelleborg AB Class B..............................  39,764      719,133
    Tribona AB......................................... 162,365      744,181
    Unibet Group P.L.C................................. 135,490    8,068,872
    VBG Group AB Class B...............................     137        2,120
    Vitrolife AB.......................................  69,187    1,473,361
#   Wallenstam AB Class B.............................. 399,066    6,606,708
    Wihlborgs Fastigheter AB........................... 289,738    5,670,792
                                                                ------------
TOTAL SWEDEN...........................................          310,557,006
                                                                ------------
SWITZERLAND -- (11.9%)
    AFG Arbonia-Forster Holding AG.....................  79,104    1,419,057
    Allreal Holding AG.................................  54,403    8,553,513
    Alpiq Holding AG...................................   4,430      313,034
    ALSO Holding AG....................................  16,195      882,749
    ams AG............................................. 347,533   13,602,907
    APG SGA SA.........................................   7,838    2,534,640
    Ascom Holding AG................................... 198,124    3,051,488
    Autoneum Holding AG................................  16,853    2,820,762
#   Bachem Holding AG Class B..........................  24,136    1,126,616
    Bank Coop AG.......................................  31,671    1,401,007
    Banque Cantonale de Geneve.........................   4,098      971,003
    Banque Cantonale du Jura...........................   4,442      306,040
    Banque Cantonale Vaudoise..........................   5,750    3,354,904
    Basler Kantonalbank................................   5,246      362,786
    Belimo Holding AG..................................   2,024    4,682,071

                                     1839

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SWITZERLAND -- (Continued)
    Bell AG............................................     368 $   888,279
#   Bellevue Group AG..................................  31,835     521,800
#   Berner Kantonalbank AG.............................  23,232   4,570,605
    BKW AG.............................................  46,970   1,403,403
    Bobst Group SA.....................................  46,232   1,410,270
    Bossard Holding AG Class A.........................  31,498   3,261,489
    Bucher Industries AG...............................  33,342   8,179,878
    Burckhardt Compression Holding AG..................  12,035   3,722,765
    Burkhalter Holding AG..............................  20,182   2,139,399
    Calida Holding AG..................................  22,223     836,762
    Carlo Gavazzi Holding AG...........................   1,463     316,817
    Cham Paper Holding AG..............................   1,958     495,816
*   Charles Voegele Holding AG.........................  43,316     620,495
    Cicor Technologies.................................   5,936     209,326
    Cie Financiere Tradition SA........................   9,139     411,990
    Clariant AG........................................  58,314     936,888
    Coltene Holding AG.................................  17,394   1,176,070
    Conzzeta AG........................................   1,513   4,907,235
    Cosmo Pharmaceuticals SpA..........................   1,287     192,989
    Daetwyler Holding AG...............................  31,243   3,727,167
    DKSH Holding AG....................................  64,485   4,895,267
*   Dufry AG........................................... 105,189  15,452,502
    Edmond de Rothschild Suisse SA.....................     157   2,392,837
    EFG International AG............................... 254,658   2,748,052
*   Elma Electronic AG.................................     262     109,821
    Emmi AG............................................  13,244   4,325,044
#   Energiedienst Holding AG...........................  71,249   2,168,768
    Feintool International Holding AG..................   4,847     461,166
    Flughafen Zuerich AG...............................  20,516  13,967,542
    Forbo Holding AG...................................   6,983   6,751,957
    Galenica AG........................................  11,348   9,118,921
    GAM Holding AG..................................... 882,625  15,597,881
    Gategroup Holding AG............................... 121,765   3,379,578
    Georg Fischer AG...................................  20,914  12,541,512
    Gurit Holding AG...................................   1,837     657,453
    Helvetia Holding AG................................  35,456  18,085,792
    HOCHDORF Holding AG................................     214      28,158
    Huber & Suhner AG..................................  63,803   2,840,304
    Implenia AG........................................  65,242   3,568,487
#   Inficon Holding AG.................................   8,718   2,923,801
    Interroll Holding AG...............................   2,983   1,521,623
    Intershop Holdings AG..............................   6,134   2,470,760
    Jungfraubahn Holding AG............................   3,095     267,604
    Kaba Holding AG Class B............................  15,845   7,963,766
    Kardex AG..........................................  34,022   1,627,354
    Komax Holding AG...................................  17,164   2,583,937
    Kudelski SA........................................ 201,663   2,309,982
    Kuoni Reisen Holding AG............................  15,564   5,224,781
    LEM Holding SA.....................................   3,667   2,817,299
    Liechtensteinische Landesbank AG...................  21,376     905,631
*   LifeWatch AG.......................................   3,723      53,048
    Logitech International SA.......................... 792,555  11,653,910
    Lonza Group AG..................................... 176,015  20,846,550

                                     1840

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
SWITZERLAND -- (Continued)
    Luzerner Kantonalbank AG...........................    17,399 $ 6,652,553
    MCH Group AG.......................................     1,404      91,745
    Metall Zug AG......................................       767   1,872,884
#*  Meyer Burger Technology AG.........................   408,473   2,533,943
    Micronas Semiconductor Holding AG..................   155,041     926,380
*   Mobilezone Holding AG..............................   142,129   1,701,717
    Mobimo Holding AG..................................    27,873   6,437,668
    OC Oerlikon Corp. AG...............................   858,856   9,769,166
*   Orascom Development Holding AG.....................    62,283   1,071,194
#*  Orell Fuessli Holding AG...........................     5,198     478,465
    Orior AG...........................................    27,860   1,623,320
    Panalpina Welttransport Holding AG.................    48,271   5,910,691
*   Parco Industriale e Immobiliare SA.................       600          --
    Phoenix Mecano AG..................................     3,100   1,391,676
    PSP Swiss Property AG..............................   148,327  15,310,653
    Rieter Holding AG..................................    17,965   2,605,650
    Romande Energie Holding SA.........................     2,714   2,864,790
    Schaffner Holding AG...............................     2,861     802,327
*   Schmolz + Bickenbach AG............................ 2,540,584   2,263,867
    Schweiter Technologies AG..........................     4,466   3,425,358
    Siegfried Holding AG...............................    18,452   3,074,268
    St Galler Kantonalbank AG..........................    10,381   3,942,221
    Straumann Holding AG...............................    51,891  11,721,154
    Sulzer AG..........................................    68,358   7,237,760
    Swiss Life Holding AG..............................       935     208,649
    Swissquote Group Holding SA........................    47,450   1,235,046
    Tamedia AG.........................................    14,891   2,040,945
    Tecan Group AG.....................................    23,852   2,406,981
    Temenos Group AG...................................   308,650   9,394,361
#*  Tornos Holding AG..................................    38,028     173,476
#   U-Blox AG..........................................    28,779   4,114,802
*   Valartis Group AG..................................     1,365      22,555
    Valiant Holding AG.................................    68,663   5,603,195
    Valora Holding AG..................................    15,404   3,726,982
    Vaudoise Assurances Holding SA Class B.............     4,663   2,194,122
    Vetropack Holding AG...............................       877   1,272,859
*   Von Roll Holding AG................................   258,978     366,572
    Vontobel Holding AG................................   133,565   4,464,831
    VP Bank AG.........................................    17,556   1,416,612
    Walliser Kantonalbank..............................     1,440   1,101,872
*   Walter Meier AG....................................    23,690   1,088,187
#   Ypsomed Holding AG.................................     5,112     464,609
    Zehnder Group AG...................................    51,922   2,263,924
*   Zueblin Immobilien Holding AG......................   261,040     323,826
    Zug Estates Holding AG.............................       577     806,671

                                     1841

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
SWITZERLAND -- (Continued)
      Zuger Kantonalbank AG..........................        627 $    3,038,972
                                                                 --------------
TOTAL SWITZERLAND....................................               409,012,607
                                                                 --------------
UNITED KINGDOM -- (0.4%)
      TUI AG.........................................    821,299     14,442,547
                                                                 --------------
TOTAL COMMON STOCKS..................................             3,105,471,248
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
#*    Intercell AG Rights............................    254,689             --
                                                                 --------------
FRANCE -- (0.0%)
#*    Euro Disney SCA................................     68,806        166,853
#*    Euro Disney SCA Rights 05/06/15................     68,806             --
                                                                 --------------
TOTAL FRANCE.........................................                   166,853
                                                                 --------------
SWITZERLAND -- (0.0%)
*     Cosmo Pharmaceuticals SpA Rights...............      1,287             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                   166,853
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (9.3%)
(S)@  DFA Short Term Investment Fund................. 27,646,339    319,868,142
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,955,374,849)^^............................            $3,425,506,243
                                                                 ==============

                                     1842

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
 Common Stocks
    Austria.................. $    53,773 $   71,622,135   --    $   71,675,908
    Belgium..................          --    109,608,037   --       109,608,037
    Denmark..................          --    149,752,058   --       149,752,058
    Finland..................          --    216,017,686   --       216,017,686
    France...................     889,293    385,815,156   --       386,704,449
    Germany..................   6,273,918    465,451,712   --       471,725,630
    Greece...................          --            763   --               763
    Ireland..................          --     72,794,194   --        72,794,194
    Israel...................          --     73,460,389   --        73,460,389
    Italy....................          --    312,791,950   --       312,791,950
    Netherlands..............     196,265    183,797,291   --       183,993,556
    Norway...................     920,680     82,646,301   --        83,566,981
    Portugal.................          --     40,958,298   --        40,958,298
    Spain....................          --    198,409,189   --       198,409,189
    Sweden...................   2,154,661    308,402,345   --       310,557,006
    Switzerland..............     109,821    408,902,786   --       409,012,607
    United Kingdom...........          --     14,442,547   --        14,442,547
 Rights/Warrants.............
    Austria..................          --             --   --                --
    France...................          --        166,853   --           166,853
    Switzerland..............          --             --   --                --
 Securities Lending
   Collateral................          --    319,868,142   --       319,868,142
                              ----------- --------------   --    --------------
 TOTAL....................... $10,598,411 $3,414,907,832   --    $3,425,506,243
                              =========== ==============   ==    ==============

                                     1843

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (91.6%)

BRAZIL -- (5.6%)
    AES Tiete SA.........................................    76,084 $   387,250
    ALL - America Latina Logistica SA....................   508,831     733,611
    AMBEV SA.............................................   855,320   5,627,688
#   AMBEV SA ADR......................................... 4,741,571  31,199,537
    Banco Bradesco SA....................................   730,582   9,144,655
    Banco do Brasil SA...................................   851,292   6,561,361
    BB Seguridade Participacoes SA.......................   640,554   6,997,133
    BM&FBovespa SA....................................... 2,571,308   8,703,912
    BR Malls Participacoes SA............................   647,523   3,686,417
#   Braskem SA Sponsored ADR.............................   165,709   1,560,979
    BRF SA...............................................    97,000   2,316,511
    BRF SA ADR...........................................   539,479  12,796,442
    CCR SA............................................... 1,120,568   6,390,769
    Centrais Eletricas Brasileiras SA....................   322,700     619,248
#   Centrais Eletricas Brasileiras SA ADR................    86,923     199,923
    Centrais Eletricas Brasileiras SA Sponsored ADR......   100,200     188,376
    CETIP SA - Mercados Organizados......................   378,600   4,866,493
    Cia Brasileira de Distribuicao ADR...................    85,830   2,816,082
    Cia de Saneamento Basico do Estado de Sao Paulo......   324,000   1,614,741
    Cia de Saneamento Basico do Estado de Sao Paulo ADR..   178,668     868,326
    Cia Energetica de Minas Gerais.......................    87,787     412,333
    Cia Paranaense de Energia............................    30,400     245,571
#   Cia Paranaense de Energia Sponsored ADR..............    57,783     670,283
    Cia Siderurgica Nacional SA..........................   633,652     982,388
#   Cia Siderurgica Nacional SA Sponsored ADR............   911,142   1,366,713
    Cielo SA.............................................   860,850  12,824,084
*   Cosan Logistica SA...................................   177,069     145,058
    Cosan SA Industria e Comercio........................   177,069   1,625,345
    CPFL Energia SA......................................   241,793   1,524,698
#   CPFL Energia SA ADR..................................    63,516     794,585
    Duratex SA...........................................   569,365   1,574,230
    EcoRodovias Infraestrutura e Logistica SA............   249,477     962,267
    Embraer SA...........................................    75,370     669,286
    Embraer SA ADR.......................................   187,162   6,599,332
    Estacio Participacoes SA.............................   332,318   2,069,360
#*  Fibria Celulose SA Sponsored ADR.....................   514,098   6,236,009
    Gerdau SA............................................   148,832     412,323
    Gerdau SA Sponsored ADR..............................   411,092   1,418,267
    Guararapes Confeccoes SA.............................     8,056     235,528
*   Hypermarcas SA.......................................   466,924   3,175,476
    Itau Unibanco Holding SA.............................   298,089   3,338,111
    JBS SA............................................... 1,555,174   6,637,730
    Klabin SA............................................   996,400   5,100,985
    Kroton Educacional SA................................ 1,456,499   6,705,805
    Localiza Rent a Car SA...............................   244,824   3,189,022
    Lojas Americanas SA..................................   206,237     898,884
    Lojas Renner SA......................................   162,587   4,281,410
    M Dias Branco SA.....................................    47,100   1,450,167
    Multiplan Empreendimentos Imobiliarios SA............   112,800   2,017,851
    Natura Cosmeticos SA.................................   230,150   2,687,981
*   Oi SA................................................   109,065     219,307

                                     1844

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
BRAZIL -- (Continued)
*   Oi SA ADR(670851302)..............................         732 $      1,500
#*  Oi SA ADR(670851401)..............................      10,789       21,254
    Petroleo Brasileiro SA............................     598,900    1,794,901
#   Petroleo Brasileiro SA ADR........................   1,308,418    7,863,592
    Porto Seguro SA...................................     235,799    2,377,442
*   Qualicorp SA......................................     387,373    3,839,972
    Raia Drogasil SA..................................     235,900    2,259,217
    Souza Cruz SA.....................................     504,313    4,226,849
    Tim Participacoes SA..............................     533,613    2,346,202
    Tim Participacoes SA ADR..........................      63,679    1,405,395
    Totvs SA..........................................     128,775    1,612,720
    Tractebel Energia SA..............................     241,501    2,808,181
    Transmissora Alianca de Energia Eletrica SA.......     186,134    1,365,163
    Ultrapar Participacoes SA.........................     334,284    6,591,787
    Ultrapar Participacoes SA Sponsored ADR...........     254,308    4,979,351
*   Usinas Siderurgicas de Minas Gerais SA............      39,100      247,901
    Vale SA...........................................     252,500    1,762,849
#   Vale SA Sponsored ADR.............................   1,238,400    8,705,952
    WEG SA............................................     289,825    3,458,334
                                                                   ------------
TOTAL BRAZIL..........................................              245,418,405
                                                                   ------------
CHILE -- (1.4%)
    AES Gener SA......................................   2,387,506    1,244,506
    Aguas Andinas SA Class A..........................   3,963,726    2,283,482
    Banco de Chile....................................   1,447,035      160,894
#   Banco de Chile ADR................................      43,885    2,884,995
    Banco de Credito e Inversiones....................      37,214    1,568,235
    Banco Santander Chile ADR.........................     190,579    3,628,624
    CAP SA............................................     131,403      323,055
    Cencosud SA.......................................   1,146,293    2,811,766
    Cencosud SA ADR...................................       8,408       63,312
    Cia Cervecerias Unidas SA.........................      45,949      421,832
#   Cia Cervecerias Unidas SA ADR.....................      54,549    1,000,429
    Colbun SA.........................................   7,463,424    2,045,978
    Corpbanca SA...................................... 198,283,544    2,190,616
#   Corpbanca SA ADR..................................      29,066      483,077
    E.CL SA...........................................      70,315      109,444
#   Embotelladora Andina SA Class A ADR...............      22,244      314,753
    Embotelladora Andina SA Class B ADR...............      19,587      327,887
#   Empresa Nacional de Electricidad SA Sponsored
      ADR.............................................     121,364    5,182,243
    Empresas CMPC SA..................................   2,177,121    5,462,509
    Empresas COPEC SA.................................     371,673    4,227,361
    Enersis SA Sponsored ADR..........................     508,369    7,752,627
    ENTEL Chile SA....................................     264,815    2,499,403
    Inversiones Aguas Metropolitanas SA...............     466,482      721,822
#*  Latam Airlines Group SA Sponsored ADR.............     429,797    4,456,995
    Molibdenos y Metales SA...........................      15,408      119,540
    Parque Arauco SA..................................     207,902      369,130
    SACI Falabella....................................     883,058    5,804,981
    Sigdo Koppers SA..................................     361,767      489,949
    Sociedad Quimica y Minera de Chile SA Sponsored
      ADR.............................................      91,271    2,177,726

                                     1845

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES     VALUE++
                                                      ---------- -----------
CHILE -- (Continued)
    Sonda SA.........................................    588,898 $ 1,429,422
                                                                 -----------
TOTAL CHILE..........................................             62,556,593
                                                                 -----------
CHINA -- (15.0%)
    AAC Technologies Holdings, Inc...................      4,500      28,758
    Agricultural Bank of China, Ltd. Class H......... 18,743,000   9,176,544
    Air China, Ltd. Class H..........................  1,598,000   1,526,955
#*  Aluminum Corp. of China, Ltd. ADR................    112,680   1,253,002
#*  Aluminum Corp. of China, Ltd. Class H............  1,560,000     702,314
#   Angang Steel Co., Ltd. Class H...................  1,422,000   1,051,927
    Anhui Conch Cement Co., Ltd. Class H.............  1,041,500   3,493,164
#   Anta Sports Products, Ltd........................    432,000     764,828
    AviChina Industry & Technology Co., Ltd.
      Class H........................................     28,000      18,128
    Bank of China, Ltd. Class H...................... 64,409,100  35,874,073
    Bank of Communications Co., Ltd. Class H.........  7,443,515   6,248,917
    BBMG Corp. Class H...............................  1,155,500   1,009,732
    Beijing Enterprises Holdings, Ltd................    605,472   4,599,121
#   Beijing Enterprises Water Group, Ltd.............    928,000     605,696
    Belle International Holdings, Ltd................  3,431,000   3,874,833
    Brilliance China Automotive Holdings, Ltd........  1,434,000   2,633,972
#   Byd Co., Ltd. Class H............................    319,386   1,157,901
    China CITIC Bank Corp., Ltd. Class H.............  6,922,928   5,128,315
#   China Coal Energy Co., Ltd. Class H..............  4,683,777   2,592,371
    China Communications Construction Co., Ltd.
      Class H........................................  5,313,000   5,758,294
    China Communications Services Corp., Ltd.
      Class H........................................  2,892,000   1,306,022
    China Construction Bank Corp. Class H............ 61,526,590  49,329,892
#*  China COSCO Holdings Co., Ltd. Class H...........  2,263,000   1,115,679
#*  China Eastern Airlines Corp., Ltd. ADR...........      2,200      58,080
#*  China Eastern Airlines Corp., Ltd. Class H.......  1,268,000     643,075
    China Everbright International, Ltd..............  2,755,000   4,050,633
    China Gas Holdings, Ltd..........................  1,378,000   2,136,840
    China Hongqiao Group, Ltd........................    741,000     472,506
    China International Marine Containers Group Co.,
      Ltd. Class H...................................    338,700     646,920
#   China Life Insurance Co., Ltd. ADR...............    321,472  18,465,352
    China Longyuan Power Group Corp., Ltd. Class H...  1,931,000   2,062,612
    China Mengniu Dairy Co., Ltd.....................    732,000   3,344,833
#   China Merchants Bank Co., Ltd. Class H...........  3,724,554   8,322,780
    China Merchants Holdings International Co., Ltd..  1,057,501   3,872,549
    China Minsheng Banking Corp., Ltd. Class H.......  5,307,000   6,435,150
    China Mobile, Ltd................................    179,500   2,343,790
    China Mobile, Ltd. Sponsored ADR.................    926,803  60,538,772
#   China Molybdenum Co., Ltd. Class H...............    691,322     436,499
    China National Building Material Co., Ltd.
      Class H........................................  4,867,916   4,692,165
    China Oilfield Services, Ltd. Class H............  1,628,000   2,686,254
    China Overseas Land & Investment, Ltd............  3,276,000   9,509,423
    China Pacific Insurance Group Co., Ltd. Class H..  1,643,000   7,895,862
    China Petroleum & Chemical Corp. ADR.............    136,976  10,849,845
    China Petroleum & Chemical Corp. Class H.........  6,300,800   5,001,695
    China Railway Construction Corp., Ltd. Class H...  2,788,000   3,188,432
    China Railway Group, Ltd. Class H................  3,805,000   2,782,321
    China Resources Cement Holdings, Ltd.............  2,207,335   1,312,767
    China Resources Enterprise, Ltd..................  1,117,000   2,451,277
    China Resources Gas Group, Ltd...................    640,000   1,554,452

                                     1846

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    China Resources Land, Ltd...........................  2,192,666 $ 5,614,999
    China Resources Power Holdings Co., Ltd.............  1,250,000   3,515,940
    China Shenhua Energy Co., Ltd. Class H..............  2,682,500   7,363,552
#*  China Shipping Container Lines Co., Ltd. Class H....  3,946,000   1,243,431
#   China South City Holdings, Ltd......................  1,814,000     595,697
    China Southern Airlines Co., Ltd. Class H...........  1,424,000     758,256
#   China Southern Airlines Co., Ltd. Sponsored ADR.....     12,606     334,059
    China State Construction International Holdings,
      Ltd...............................................  1,348,000   2,069,773
*   China Taiping Insurance Holdings Co., Ltd...........    760,106   2,337,951
#   China Telecom Corp., Ltd. ADR.......................     55,758   3,265,188
    China Telecom Corp., Ltd. Class H...................  4,118,000   2,435,326
    China Unicom Hong Kong, Ltd.........................    166,000     248,468
#   China Unicom Hong Kong, Ltd. ADR....................    483,030   7,221,299
    Chongqing Rural Commercial Bank Co., Ltd. Class H...  2,630,000   1,613,226
#   CITIC Securities Co., Ltd. Class H..................    635,000   2,031,916
    CITIC, Ltd..........................................  1,425,000   2,449,083
    CNOOC, Ltd..........................................  3,783,000   5,029,388
#   CNOOC, Ltd. ADR.....................................    127,716  17,005,385
    COSCO Pacific, Ltd..................................  2,229,502   3,243,457
    Country Garden Holdings Co., Ltd....................  7,983,686   3,181,142
    CSPC Pharmaceutical Group, Ltd......................    978,000     821,257
    CSR Corp., Ltd......................................  1,471,000   1,779,456
    Datang International Power Generation Co., Ltd.
      Class H...........................................  2,250,000   1,230,166
#   Dongfang Electric Corp., Ltd. Class H...............    264,600     579,642
    Dongfeng Motor Group Co., Ltd. Class H..............  2,302,000   3,335,138
    ENN Energy Holdings, Ltd............................    752,000   4,430,755
#   Evergrande Real Estate Group, Ltd................... 10,898,000   4,509,462
#   Fosun International, Ltd............................  1,544,441   2,164,888
#*  GCL-Poly Energy Holdings, Ltd.......................  5,859,814   1,279,946
#   Geely Automobile Holdings, Ltd......................  3,825,000   1,571,972
    Great Wall Motor Co., Ltd. Class H..................    932,500   5,322,603
    Guangdong Investment, Ltd...........................  2,560,000   3,423,162
    Guangshen Railway Co., Ltd. Sponsored ADR...........     28,517     730,606
    Guangzhou Automobile Group Co., Ltd. Class H........  1,996,259   1,820,302
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H......................................    112,000     396,614
    Guangzhou R&F Properties Co., Ltd...................  2,102,000   2,407,494
    Haier Electronics Group Co., Ltd....................    716,000   1,927,410
#   Hanergy Thin Film Power Group, Ltd..................  6,218,000   2,880,577
    Hengan International Group Co., Ltd.................    619,500   7,353,534
    Huadian Power International Corp., Ltd. Class H.....  1,394,000   1,260,790
    Huaneng Power International, Inc. Class H...........    810,000   1,127,567
#   Huaneng Power International, Inc. Sponsored ADR.....     34,452   1,920,699
    Industrial & Commercial Bank of China, Ltd. Class H. 70,069,185  50,057,768
    Jiangsu Expressway Co., Ltd. Class H................  1,250,000   1,533,753
    Jiangxi Copper Co., Ltd. Class H....................  1,356,000   2,210,589
    Kunlun Energy Co., Ltd..............................  3,328,000   3,465,155
    Lenovo Group, Ltd...................................  5,665,278   7,323,642
    Longfor Properties Co., Ltd.........................  1,530,000   2,002,144
    Metallurgical Corp. of China, Ltd. Class H..........  3,003,000     922,892
    New China Life Insurance Co., Ltd. Class H..........    490,700   2,699,816
    New World China Land, Ltd...........................  2,554,000   1,586,910
    Nine Dragons Paper Holdings, Ltd....................  1,643,000   1,202,694
#   PetroChina Co., Ltd. ADR............................    139,597  15,156,046

                                     1847

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
CHINA -- (Continued)
    PetroChina Co., Ltd. Class H........................ 1,924,000 $  2,084,294
    PICC Property & Casualty Co., Ltd. Class H.......... 2,570,132    5,012,586
    Ping An Insurance Group Co. of China, Ltd. Class H.. 1,408,000 14,896,196 Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H...........................................   988,000      773,974
#   Shanghai Electric Group Co., Ltd. Class H........... 1,730,000    1,058,528
    Shanghai Fosun Pharmaceutical Group Co., Ltd.
      Class H...........................................   180,500      657,311
    Shanghai Industrial Holdings, Ltd...................   611,274    1,805,917
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H..   625,500    1,354,471
    Shenzhou International Group Holdings, Ltd..........   412,000    1,486,394
    Shimao Property Holdings, Ltd....................... 1,892,371    3,981,799
    Sihuan Pharmaceutical Holdings Group, Ltd........... 2,286,000    1,471,622
    Sino Biopharmaceutical, Ltd......................... 2,620,000    2,617,355
    Sino-Ocean Land Holdings, Ltd....................... 2,781,743    1,789,555
    Sinopec Shanghai Petrochemical Co., Ltd.
      Class H........................................... 1,693,000      490,007
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
      ADR...............................................     9,818      280,093
    Sinopharm Group Co., Ltd. Class H...................   696,000    2,543,114
    SOHO China, Ltd..................................... 2,899,263    2,024,727
#   Sun Art Retail Group, Ltd........................... 1,994,000    1,800,032
    Tencent Holdings, Ltd............................... 4,238,200   71,429,671
    Tingyi Cayman Islands Holding Corp.................. 1,644,000    4,053,601
    Tsingtao Brewery Co., Ltd. Class H..................   186,000    1,242,395
#   Uni-President China Holdings, Ltd...................   910,799      787,643
    Want Want China Holdings, Ltd....................... 4,988,000    5,960,385
    Weichai Power Co., Ltd. Class H.....................   487,200    1,927,416
    Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H...........................................   309,400      492,459
#   Yanzhou Coal Mining Co., Ltd. Class H............... 1,172,000      938,057
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR.........   108,916      858,258
    Zhejiang Expressway Co., Ltd. Class H............... 1,358,000    1,731,641
    Zhuzhou CSR Times Electric Co., Ltd. Class H........   302,000    1,684,695
#   Zijin Mining Group Co., Ltd. Class H................ 4,551,000    1,409,415
#   Zoomlion Heavy Industry Science and Technology Co.,
      Ltd............................................... 1,565,200      959,686
    ZTE Corp. Class H...................................   422,438      925,364
                                                                   ------------
TOTAL CHINA.............................................            657,526,968
                                                                   ------------
COLOMBIA -- (0.5%)
    Almacenes Exito SA..................................   211,196    2,163,893
    Banco de Bogota SA..................................    29,559      752,543
    Bancolombia SA......................................   213,277    2,400,240
#   Bancolombia SA Sponsored ADR........................    89,105    4,122,888
    Celsia SA ESP.......................................     6,565       13,857
    Cementos Argos SA...................................   383,731    1,446,855
*   Cemex Latam Holdings SA.............................   132,318      825,361
    Corp. Financiera Colombiana SA(B000C92).............    26,002      394,932
*   Corp. Financiera Colombiana SA(BS7K7G3).............     1,032       16,058
    Ecopetrol SA........................................ 1,016,730      814,634
#   Ecopetrol SA Sponsored ADR..........................   220,479    3,593,808
    Empresa de Energia de Bogota SA ESP.................   980,096      634,652
    Grupo Argos SA......................................     5,542       42,065
    Grupo Aval Acciones y Valores.......................   743,280      381,540
    Grupo de Inversiones Suramericana SA................    87,336    1,267,088
    Grupo Nutresa SA....................................    98,326    1,027,587
    Interconexion Electrica SA ESP......................   542,799    1,668,440

                                     1848

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  COLOMBIA -- (Continued)
      Isagen SA ESP.................................... 1,134,000 $ 1,340,816
                                                                  -----------
  TOTAL COLOMBIA.......................................            22,907,257
                                                                  -----------
  CZECH REPUBLIC -- (0.2%)
      CEZ A.S..........................................   216,285   5,062,421
      Komercni Banka A.S...............................     7,480   1,522,205
      O2 Czech Republic AS.............................   175,288   1,550,405
      Philip Morris CR A.S.............................       542     241,522
  *   Unipetrol A.S....................................    12,131      67,012
                                                                  -----------
  TOTAL CZECH REPUBLIC.................................             8,443,565
                                                                  -----------
  EGYPT -- (0.1%)
      Commercial International Bank Egypt S.A.E. GDR...   623,266   4,449,799
  *   Egyptian Financial Group-Hermes Holding Co. GDR..       676       2,757
  *   Global Telecom Holding SAE GDR...................   539,778   1,557,077
                                                                  -----------
  TOTAL EGYPT..........................................             6,009,633
                                                                  -----------
  GREECE -- (0.4%)
      Aegean Airlines SA...............................    38,061     294,584
  *   Alpha Bank AE.................................... 5,260,851   1,922,095
      Athens Water Supply & Sewage Co. SA (The)........    43,827     286,801
  *   Ellaktor SA......................................     7,610      14,576
      FF Group.........................................    34,149   1,020,382
      Hellenic Petroleum SA............................   117,487     499,461
  *   Hellenic Telecommunications Organization SA......   340,319   2,806,371
      JUMBO SA.........................................   168,373   1,599,822
      Metka SA.........................................    12,293     124,757
      Motor Oil Hellas Corinth Refineries SA...........    95,000     644,003
  *   Mytilineos Holdings SA...........................    87,326     495,539
  *   National Bank of Greece SA....................... 1,922,840   1,966,383
      OPAP SA..........................................   270,897   2,289,382
  *   Piraeus Bank SA.................................. 2,067,592   1,202,996
  *   Public Power Corp. SA............................   144,358     784,859
      Titan Cement Co. SA..............................    60,549   1,351,882
                                                                  -----------
  TOTAL GREECE.........................................            17,303,893
                                                                  -----------
  HUNGARY -- (0.2%)
  *   FHB Mortgage Bank P.L.C..........................     4,179      10,554
  *   Magyar Telekom Telecommunications P.L.C..........   661,284     857,976
      MOL Hungarian Oil and Gas P.L.C..................    48,538   1,942,601
      OTP Bank P.L.C...................................   245,838   3,259,850
      Richter Gedeon Nyrt..............................   145,205   1,970,329
  #   Tisza Chemical Group P.L.C.......................    15,344     275,447
                                                                  -----------
  TOTAL HUNGARY........................................             8,316,757
                                                                  -----------
  INDIA -- (9.7%)
      ABB India, Ltd...................................    25,941     535,668
      ACC, Ltd.........................................    30,853     777,404
      Adani Enterprises, Ltd...........................   250,973   2,585,925
      Adani Ports & Special Economic Zone, Ltd.........   495,151   2,704,426
  *   Adani Power, Ltd.................................   722,177     604,112
      Aditya Birla Nuvo, Ltd...........................    82,604   2,400,789

                                     1849

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
INDIA -- (Continued)
    Ambuja Cements, Ltd................................   816,554 $ 3,324,807
    Apollo Hospitals Enterprise, Ltd...................    80,934   1,708,469
    Asian Paints, Ltd..................................   355,521   4,919,145
    Aurobindo Pharma, Ltd..............................   312,566   6,297,570
    Axis Bank, Ltd..................................... 1,262,537  11,952,789
    Bajaj Auto, Ltd....................................   105,965   4,080,705
    Bajaj Finserv, Ltd.................................    44,525   1,040,338
    Bajaj Holdings & Investment, Ltd...................    49,977   1,137,975
    Bank of Baroda.....................................   533,585   1,651,685
    Bank of India......................................   141,257     603,691
    Bharat Electronics, Ltd............................    17,301     928,261
    Bharat Forge, Ltd..................................   231,225   3,847,966
    Bharat Heavy Electricals, Ltd......................   948,553   4,455,333
    Bharat Petroleum Corp., Ltd........................   248,385   3,002,274
    Bharti Airtel, Ltd.................................   748,242   4,510,586
    Bhushan Steel, Ltd.................................    68,315      92,763
    Bosch, Ltd.........................................     9,420   3,628,008
    Britannia Industries, Ltd..........................    26,712     815,852
    Cadila Healthcare, Ltd.............................    67,421   1,785,562
    Cairn India, Ltd...................................   781,206   2,938,713
    Canara Bank........................................   222,765   1,584,962
    Cipla, Ltd.........................................   321,605   3,612,377
    Colgate-Palmolive India, Ltd.......................    47,211   1,429,042
    Container Corp. Of India, Ltd......................    54,732   1,239,861
    Crompton Greaves, Ltd..............................   168,242     513,789
    Cummins India, Ltd.................................    81,976   1,176,954
    Dabur India, Ltd...................................   381,940   1,580,241
    Divi's Laboratories, Ltd...........................    70,568   1,991,640
    DLF, Ltd...........................................   659,597   1,811,025
    Dr Reddy's Laboratories, Ltd.......................    53,243   2,751,092
#   Dr. Reddy's Laboratories, Ltd. ADR.................   107,494   5,425,222
    Eicher Motors, Ltd.................................     6,764   1,770,138
    Emami, Ltd.........................................    64,485     954,055
*   Essar Oil, Ltd.....................................   375,544     674,038
    Exide Industries, Ltd..............................   307,619     921,927
    GAIL India, Ltd....................................   398,117   2,721,672
    GAIL India, Ltd. GDR...............................    28,791   1,179,868
    GlaxoSmithKline Consumer Healthcare, Ltd...........     8,748     793,884
    Glenmark Pharmaceuticals, Ltd......................    83,982     971,387
    Godrej Consumer Products, Ltd......................   139,272   2,375,271
    Godrej Industries, Ltd.(B1BFBC9)...................    48,675     242,810
*   Godrej Industries, Ltd.()..........................        39         195
    Grasim Industries, Ltd.............................     6,300     393,674
    Havells India, Ltd.................................   278,229   1,157,487
    HCL Technologies, Ltd..............................   371,283  10,730,240
    HDFC Bank, Ltd..................................... 1,530,953  26,570,027
    Hero MotoCorp, Ltd.................................    83,248   3,848,563
    Hindalco Industries, Ltd........................... 1,727,791   3,897,794
    Hindustan Petroleum Corp., Ltd.....................   118,314   1,260,421
    Hindustan Unilever, Ltd............................   337,576   5,088,307
    ICICI Bank, Ltd.................................... 1,099,920   6,382,094
    ICICI Bank, Ltd. Sponsored ADR..................... 1,043,395  12,531,174
    Idea Cellular, Ltd................................. 1,379,044   3,449,746

                                     1850

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
INDIA -- (Continued)
    IDFC, Ltd..........................................   601,656 $ 1,670,699
    Indian Oil Corp., Ltd..............................   179,125   1,002,455
    IndusInd Bank, Ltd.................................   233,807   3,275,327
    Infosys, Ltd.......................................   493,814  16,972,913
#   Infosys, Ltd. Sponsored ADR........................   423,944  14,448,012
    ING Vysya Bank, Ltd................................    25,010     371,483
    Ipca Laboratories, Ltd.............................    18,243     187,380
    ITC, Ltd........................................... 2,931,615  17,396,193
*   Jaiprakash Associates, Ltd......................... 1,393,318     643,954
    Jindal Steel & Power, Ltd..........................   437,143   1,124,060
    JSW Energy, Ltd....................................   493,373     969,788
    JSW Steel, Ltd.....................................   232,915   3,724,578
    Kotak Mahindra Bank, Ltd...........................   271,355   5,757,617
    Larsen & Toubro, Ltd...............................   260,119   7,138,044
    Larsen & Toubro, Ltd. GDR..........................       172       4,719
    LIC Housing Finance, Ltd...........................    53,635     413,288
    Lupin, Ltd.........................................   134,973   3,442,139
    Mahindra & Mahindra, Ltd...........................   623,090  12,717,250
*   Mangalore Refinery & Petrochemicals, Ltd...........    32,512      31,089
*   Marico Kaya Enterprises, Ltd.......................     2,327      43,317
    Marico, Ltd........................................   174,733   1,018,646
    Maruti Suzuki India, Ltd...........................    82,439   4,829,719
    Motherson Sumi Systems, Ltd........................   355,054   2,583,171
    Mphasis, Ltd.......................................    35,537     207,772
    MRF, Ltd...........................................       105      67,766
    National Aluminium Co., Ltd........................   389,816     285,329
    Nestle India, Ltd..................................    17,067   1,960,639
    NHPC, Ltd.......................................... 1,928,209     600,285
    NTPC, Ltd.......................................... 1,394,345   3,224,937
    Oil & Natural Gas Corp., Ltd.......................   747,341   4,234,021
    Oil India, Ltd.....................................   172,339   1,478,839
    Oracle Financial Services Software, Ltd............    20,584   1,128,313
    Petronet LNG, Ltd..................................   234,560     679,581
    Pidilite Industries, Ltd...........................   144,452   1,323,105
    Piramal Enterprises, Ltd...........................    59,322     799,617
    Power Grid Corp. of India, Ltd.....................   896,116   2,136,260
    Procter & Gamble Hygiene & Health Care, Ltd........     8,044     814,603
*   Ranbaxy Laboratories, Ltd..........................   137,683   1,570,087
*   Reliance Communications, Ltd.......................   804,342   1,029,831
    Reliance Industries, Ltd........................... 1,275,152  18,833,700
    Reliance Infrastructure, Ltd.......................   147,484   1,207,510
*   Reliance Power, Ltd................................   807,301     848,783
    Rural Electrification Corp., Ltd...................    47,495     253,895
    Sesa Sterlite, Ltd................................. 1,956,160   6,352,642
    Shree Cement, Ltd..................................    10,489   1,859,814
    Shriram Transport Finance Co., Ltd.................    76,457   1,409,078
    Siemens, Ltd.......................................   100,767   1,715,628
    State Bank of India................................ 1,507,110   7,503,778
    Sun Pharmaceutical Industries, Ltd.................   808,858  11,992,985
    Sun TV Network, Ltd................................   120,543     792,344
    Tata Consultancy Services, Ltd.....................   524,933  21,040,121
    Tata Motors, Ltd...................................   679,237   6,419,273
    Tata Motors, Ltd. Sponsored ADR....................    80,428   3,966,709

                                     1851

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    Tata Power Co., Ltd................................  1,494,904 $  2,201,926
    Tata Steel, Ltd....................................    557,363    3,510,860
    Tech Mahindra, Ltd.................................    163,327    7,613,210
    Titan Co., Ltd.....................................    207,778    1,431,968
    Torrent Pharmaceuticals, Ltd.......................     37,160      652,704
    Ultratech Cement, Ltd..............................     52,355    2,653,223
    Union Bank of India................................    151,552      509,283
    United Breweries, Ltd..............................     69,276    1,082,709
*   United Spirits, Ltd................................      1,884      104,798
    UPL, Ltd...........................................    111,496      661,936
    Wipro, Ltd.........................................    665,593    6,495,205
    Yes Bank, Ltd......................................    466,004    6,465,562
    Zee Entertainment Enterprises, Ltd.................    426,766    2,594,944
                                                                   ------------
TOTAL INDIA............................................             424,843,207
                                                                   ------------
INDONESIA -- (3.2%)
    Ace Hardware Indonesia Tbk PT......................  9,457,000      551,675
    Adaro Energy Tbk PT................................ 24,471,500    1,922,870
    AKR Corporindo Tbk PT..............................  2,227,200      823,106
    Astra Agro Lestari Tbk PT..........................    917,900    1,677,707
    Astra International Tbk PT......................... 25,192,310   15,512,317
    Bank Central Asia Tbk PT........................... 12,941,000   13,587,518
    Bank Danamon Indonesia Tbk PT......................  5,151,579    1,784,874
    Bank Mandiri Persero Tbk PT........................ 10,449,217    9,001,024
    Bank Negara Indonesia Persero Tbk PT...............  8,271,722    4,052,972
*   Bank Pan Indonesia Tbk PT..........................  7,175,000      599,366
    Bank Rakyat Indonesia Persero Tbk PT............... 12,911,600   11,813,867
*   Bank Tabungan Pensiunan Nasional Tbk PT............    768,500      242,444
*   Bayan Resources Tbk PT.............................     79,500       44,447
    Bumi Serpong Damai Tbk PT.......................... 10,101,100    1,601,471
    Charoen Pokphand Indonesia Tbk PT..................  9,152,400    2,842,695
    Ciputra Development Tbk PT......................... 14,931,200    1,683,614
*   Garuda Indonesia Persero Tbk PT....................  4,405,700      206,595
    Global Mediacom Tbk PT............................. 13,455,400    1,962,566
    Gudang Garam Tbk PT................................    464,200    2,110,519
    Holcim Indonesia Tbk PT............................  2,848,700      440,951
    Indo Tambangraya Megah Tbk PT......................    963,400    1,269,423
    Indocement Tunggal Prakarsa Tbk PT.................  1,700,800    3,065,678
    Indofood CBP Sukses Makmur Tbk PT..................    863,900      985,128
    Indofood Sukses Makmur Tbk PT......................  8,788,600    5,224,122
*   Indosat Tbk PT.....................................  1,720,800      556,499
    Japfa Comfeed Indonesia Tbk PT.....................  2,644,500      184,583
    Jasa Marga Persero Tbk PT..........................  2,146,600    1,214,598
    Kalbe Farma Tbk PT................................. 26,275,300    3,855,146
    Lippo Karawaci Tbk PT.............................. 35,537,800    3,175,949
    Matahari Putra Prima Tbk PT........................  1,815,200      543,793
    Mayora Indah Tbk PT................................    862,133    1,648,394
    Media Nusantara Citra Tbk PT.......................  9,686,500    2,179,364
    MNC Investama Tbk PT............................... 13,972,500      309,921
    MNC Sky Vision Tbk PT..............................    173,100       23,238
    Pakuwon Jati Tbk PT................................ 36,122,900    1,416,456
*   Panasia Indo Resources Tbk PT......................     75,100        3,557
    Pembangunan Perumahan Persero Tbk PT...............  2,153,300      659,636

                                     1852

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDONESIA -- (Continued)
    Perusahaan Gas Negara Persero Tbk PT............... 11,886,300 $  4,722,021
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT...............................................  4,579,900      662,913
    Semen Indonesia Persero Tbk PT.....................  3,860,300    4,414,525
    Sinar Mas Agro Resources & Technology Tbk PT.......  1,116,500      604,218
    Sumber Alfaria Trijaya Tbk PT......................     40,000        1,493
    Summarecon Agung Tbk PT............................ 10,262,100    1,326,681
    Surya Citra Media Tbk PT...........................  5,694,600    1,528,659
    Tambang Batubara Bukit Asam Persero Tbk PT.........  1,679,000    1,500,568
    Telekomunikasi Indonesia Persero Tbk PT............ 39,175,700    8,696,901
    Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR..............................................     57,049    2,515,861
    Tempo Scan Pacific Tbk PT..........................     72,500       15,168
    Tower Bersama Infrastructure Tbk PT................  2,419,800    1,811,883
*   Trada Maritime Tbk PT..............................  4,280,400       44,757
    Unilever Indonesia Tbk PT..........................  1,856,500    5,226,049
    United Tractors Tbk PT.............................  3,141,896    4,421,150
    Vale Indonesia Tbk PT..............................  3,844,300    1,041,877
    Waskita Karya Persero Tbk PT.......................  1,298,800      174,228
    Wijaya Karya Persero Tbk PT........................  4,286,500    1,257,598
    XL Axiata Tbk PT...................................  5,762,100    2,175,839
                                                                   ------------
TOTAL INDONESIA........................................             140,920,472
                                                                   ------------
MALAYSIA -- (4.0%)
    Aeon Co. M Bhd.....................................    782,200      642,922
#   Affin Holdings Bhd.................................  1,152,700      911,174
    AirAsia Bhd........................................  2,979,300    2,297,696
    Alliance Financial Group Bhd.......................  1,739,700    2,290,193
#   AMMB Holdings Bhd..................................  4,032,059    6,956,204
    Astro Malaysia Holdings Bhd........................  1,993,000    1,602,219
#   Axiata Group Bhd...................................  2,921,375    5,788,850
    Batu Kawan Bhd.....................................     92,000      465,500
    Berjaya Land Bhd...................................     95,000       20,827
    Berjaya Sports Toto Bhd............................    872,176      814,093
#   BIMB Holdings Bhd..................................  1,029,055    1,165,192
    Boustead Holdings Bhd..............................    476,786      610,176
    British American Tobacco Malaysia Bhd..............    162,900    2,961,228
#*  Bumi Armada Bhd....................................  2,515,300      832,069
#   Bursa Malaysia Bhd.................................    361,700      815,454
    Cahya Mata Sarawak Bhd.............................    669,400      773,499
#   CIMB Group Holdings Bhd............................  5,461,457    8,268,443
#   Dialog Group Bhd...................................  3,268,618    1,455,918
    DiGi.Com Bhd.......................................  3,732,620    6,594,831
    DRB-Hicom Bhd......................................  1,371,400      673,868
    Fraser & Neave Holdings Bhd........................     90,500      461,111
#   Gamuda Bhd.........................................  1,654,900    2,313,131
#   Genting Bhd........................................  1,962,900    4,770,917
#   Genting Malaysia Bhd...............................  3,070,400    3,429,410
#   Genting Plantations Bhd............................    336,600      943,313
    Guinness Anchor Bhd................................    142,300      472,168
#   HAP Seng Consolidated Bhd..........................    958,100    1,163,983
    Hartalega Holdings Bhd.............................    350,100      731,605
    Hong Leong Bank Bhd................................    733,560    2,829,017
#   Hong Leong Financial Group Bhd.....................    474,129    2,203,814
#   IJM Corp. Bhd......................................  3,220,981    6,124,908

                                     1853

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
MALAYSIA -- (Continued)
#   IJM Land Bhd......................................    688,700 $    676,642
#   IOI Corp. Bhd.....................................  3,279,605    4,249,939
#   IOI Properties Group Bhd..........................  1,792,643    1,015,293
    KPJ Healthcare Bhd................................      9,850       10,648
#   Kuala Lumpur Kepong Bhd...........................    562,800    3,511,296
    Kulim Malaysia Bhd................................    470,200      393,569
    Lafarge Malaysia Bhd..............................    615,880    1,682,032
    Magnum Bhd........................................    486,300      373,546
#   Malayan Banking Bhd...............................  5,072,736   12,178,027
#   Malaysia Airports Holdings Bhd....................    906,446    1,785,577
#   Maxis Bhd.........................................  2,398,100    4,682,515
    MISC Bhd..........................................  1,194,998    2,551,924
    MMC Corp. Bhd.....................................  1,553,000    1,035,269
    Nestle Malaysia Bhd...............................    170,400    3,355,440
*   Parkson Holdings Bhd..............................    248,115      169,398
#   Petronas Chemicals Group Bhd......................  2,951,600    4,136,581
#   Petronas Dagangan Bhd.............................    306,300    1,490,328
#   Petronas Gas Bhd..................................    661,200    4,043,265
#   PPB Group Bhd.....................................    759,100    3,035,750
#   Public Bank Bhd...................................  2,408,814   12,032,038
    QL Resources Bhd..................................    583,800      561,274
    RHB Capital Bhd...................................  1,028,051    2,310,417
#   Sapurakencana Petroleum Bhd.......................  5,700,500    4,190,219
*   Shell Refining Co. Federation of Malaya Bhd.......     55,900       85,038
#   Sime Darby Bhd....................................  3,096,429    8,021,068
    SP Setia Bhd Group................................    624,278      605,521
    Sunway Bhd........................................  1,689,500    1,547,548
    Telekom Malaysia Bhd..............................  1,104,461    2,124,652
    Tenaga Nasional Bhd...............................  2,702,950   10,780,779
#   UEM Sunrise Bhd...................................  2,610,137      910,012
    UMW Holdings Bhd..................................  1,230,666    3,696,128
    United Plantations Bhd............................     61,000      411,617
#   YTL Corp. Bhd..................................... 13,143,886    6,374,984
    YTL Power International Bhd.......................  1,426,947      628,601
                                                                  ------------
TOTAL MALAYSIA........................................             176,040,668
                                                                  ------------
MEXICO -- (4.9%)
#   Alfa S.A.B. de C.V. Class A.......................  5,073,711    9,260,931
#   America Movil S.A.B. de C.V. Series L............. 39,883,990   42,732,371
    America Movil S.A.B. de C.V. Series L ADR.........     22,528      481,874
#   Arca Continental S.A.B. de C.V....................    758,321    4,497,464
*   Cemex S.A.B. de C.V...............................  3,284,132    2,916,161
#*  Cemex S.A.B. de C.V. Sponsored ADR................  1,564,317   13,906,778
    Coca-Cola Femsa S.A.B. de C.V. Series L...........    298,900    2,432,756
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR......     13,987    1,137,003
#   Controladora Comercial Mexicana S.A.B. de C.V.....    691,662    2,099,511
*   Corp. Interamericana de Entretenimiento S.A.B. de
      C.V. Class B....................................      8,726        5,778
    El Puerto de Liverpool S.A.B. de C.V..............    181,160    1,850,456
    Fomento Economico Mexicano S.A.B. de C.V..........  1,793,669   15,016,346
*   Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR...................................     25,918    2,165,708
    Gruma S.A.B. de C.V. Class B......................    258,491    2,767,791
    Gruma S.A.B. de C.V. Sponsored ADR................      4,238      181,768
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      ADR.............................................      9,283      616,484

                                     1854

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES     VALUE++
                                                      ---------- ------------
MEXICO -- (Continued)
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B........................................    216,039 $  1,428,442
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
      ADR............................................     34,077    4,461,020
*   Grupo Bimbo S.A.B. de C.V. Series A..............  1,800,135    4,580,349
    Grupo Carso S.A.B. de C.V. Series A1.............    840,555    3,702,715
#   Grupo Comercial Chedraui S.A. de C.V.............    266,057      738,382
#   Grupo Elektra S.A.B. de C.V......................     24,327      901,541
    Grupo Financiero Banorte S.A.B. de C.V...........  2,570,990   13,092,076
    Grupo Financiero Inbursa S.A.B. de C.V...........  2,571,377    6,647,377
#   Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B........................................  1,977,706    4,194,354
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR....................................    152,244    1,610,741
    Grupo Mexico S.A.B. de C.V. Series B.............  4,297,411   11,330,177
*   Grupo Qumma S.A. de C.V. Series B................      1,591           --
    Grupo Televisa S.A.B. Series CPO.................  2,556,698   16,671,114
    Grupo Televisa S.A.B. Sponsored ADR..............    104,814    3,417,984
#*  Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V...........................  2,373,426    5,978,890
    Industrias Penoles S.A.B. de C.V.................    160,658    3,202,442
#   Infraestructura Energetica Nova S.A.B. de C.V....    283,859    1,347,760
#   Kimberly-Clark de Mexico S.A.B. de C.V. Class A..  2,053,838    3,992,717
    Megacable Holdings S.A.B. de C.V.................     29,691      108,072
#*  Mexichem S.A.B. de C.V...........................  1,261,111    3,509,186
#*  Minera Frisco S.A.B. de C.V......................    783,633    1,034,075
*   OHL Mexico S.A.B. de C.V.........................  1,084,079    2,057,577
#   Organizacion Soriana S.A.B. de C.V. Class B......  1,103,275    2,556,239
*   Promotora y Operadora de Infraestructura S.A.B.
      de C.V.........................................    299,137    3,358,668
*   Savia SA Class A.................................    120,000           --
    Wal-Mart de Mexico S.A.B. de C.V. Series V.......  5,695,705   10,985,212
                                                                 ------------
TOTAL MEXICO.........................................             212,976,290
                                                                 ------------
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR.......................      6,659       56,335
#   Cia de Minas Buenaventura SAA ADR................    139,674    1,595,077
    Credicorp, Ltd...................................     69,326    9,991,263
    Grana y Montero SAA Sponsored ADR................     36,887      382,887
#*  Rio Alto Mining, Ltd.............................    107,990      309,932
                                                                 ------------
TOTAL PERU...........................................              12,335,494
                                                                 ------------
PHILIPPINES -- (1.6%)
    Aboitiz Equity Ventures, Inc.....................  1,872,690    2,399,069
    Aboitiz Power Corp...............................  1,495,200    1,503,773
    Alliance Global Group, Inc.......................  5,059,400    2,859,433
    Ayala Corp.......................................    167,047    2,744,837
    Ayala Land, Inc..................................  5,722,818    4,660,815
    Bank of the Philippine Islands...................    880,663    1,972,375
    BDO Unibank, Inc.................................  1,765,371    4,581,743
    DMCI Holdings, Inc...............................  7,257,700    2,531,623
    Energy Development Corp.......................... 16,594,600    3,209,310
*   Fwbc Holdings, Inc...............................  2,006,957           --
    Globe Telecom, Inc...............................     39,675    1,566,034
    International Container Terminal Services, Inc...    916,390    2,360,585
    JG Summit Holdings, Inc..........................    986,470    1,465,495
    Jollibee Foods Corp..............................    525,620    2,759,521
    LT Group, Inc....................................  2,006,800      619,309

                                     1855

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
PHILIPPINES -- (Continued)
    Manila Electric Co.................................    197,030 $ 1,224,095
    Megaworld Corp..................................... 21,354,800   2,504,554
    Metro Pacific Investments Corp..................... 17,311,600   2,026,774
    Metropolitan Bank & Trust Co.......................    975,409   2,101,245
    Petron Corp........................................    490,283     101,187
    Philippine Long Distance Telephone Co..............     71,760   4,828,407
    Philippine Long Distance Telephone Co. Sponsored
      ADR..............................................     39,867   2,659,129
*   Philippine National Bank...........................    442,328     842,865
    Puregold Price Club, Inc...........................    680,900     647,239
    Robinsons Land Corp................................  2,574,900   1,620,668
    San Miguel Corp....................................    658,800   1,136,041
    Semirara Mining and Power Corp.....................    356,700   1,187,112
    SM Investments Corp................................    189,652   3,987,403
    SM Prime Holdings, Inc.............................  6,321,610   2,657,104
*   Top Frontier Investment Holdings, Inc..............     42,789     111,432
    Universal Robina Corp..............................    948,030   4,447,759
                                                                   -----------
TOTAL PHILIPPINES......................................             67,316,936
                                                                   -----------
POLAND -- (1.7%)
*   Alior Bank SA......................................     53,908   1,247,119
    Asseco Poland SA...................................      8,070     119,548
    Bank Handlowy w Warszawie SA.......................     43,912   1,280,306
#   Bank Millennium SA.................................    679,790   1,372,219
    Bank Pekao SA......................................    108,758   5,245,959
    Bank Zachodni WBK SA...............................     33,452   3,112,486
    CCC SA.............................................     18,965     787,128
    Cyfrowy Polsat SA..................................    155,159     996,825
    Enea SA............................................    206,610     917,974
    Eurocash SA........................................    112,176   1,113,244
#*  Getin Noble Bank SA................................  1,281,667     688,236
    Grupa Azoty SA.....................................     34,130     652,669
*   Grupa Lotos SA.....................................     41,464     272,653
    Grupa Zywiec SA....................................      8,202     839,116
    ING Bank Slaski SA.................................     33,280   1,212,490
*   Jastrzebska Spolka Weglowa SA......................     38,639     220,727
    KGHM Polska Miedz SA...............................    309,847   8,784,028
    LPP SA.............................................        759   1,535,171
#   mBank..............................................     18,307   2,314,723
#   Orange Polska SA...................................    927,724   2,237,981
    PGE SA.............................................  1,332,800   6,983,609
    Polski Koncern Naftowy Orlen SA....................    521,500   7,694,505
    Polskie Gornictwo Naftowe i Gazownictwo SA.........  1,822,035   2,150,003
    Powszechna Kasa Oszczednosci Bank Polski SA........  1,006,833   9,315,396
    Powszechny Zaklad Ubezpieczen SA...................     69,701   9,479,335
    Synthos SA.........................................    673,148     780,065
    Tauron Polska Energia SA...........................  2,093,528   2,816,565
*   TVN SA.............................................    133,899     639,384
                                                                   -----------
TOTAL POLAND...........................................             74,809,464
                                                                   -----------
RUSSIA -- (1.6%)
    Eurasia Drilling Co., Ltd. GDR.....................    115,795   2,200,105
    Gazprom OAO Sponsored ADR..........................  5,965,736  23,946,989

                                     1856

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
RUSSIA -- (Continued)
    Globaltrans Investment P.L.C. GDR..................    45,663 $   206,004
    Lukoil OAO Sponsored ADR...........................   266,454  10,476,798
    Magnitogorsk Iron & Steel Works OJSC GDR...........   148,750     365,802
    MegaFon OAO GDR....................................    27,790     379,524
    MMC Norilsk Nickel OJSC ADR........................   295,317   4,867,449
    Novolipetsk Steel OJSC GDR.........................    92,776   1,208,949
    Novorossiysk Commercial Sea Port PJSC GDR..........    11,508      16,614
    O'Key Group SA GDR.................................    28,418      95,474
    Phosagro OAO GDR...................................    51,527     563,990
    Rosneft OAO GDR....................................   732,210   2,373,214
    Rostelecom OJSC Sponsored ADR......................    59,257     416,012
    RusHydro JSC ADR................................... 1,421,369   1,074,555
    Sberbank of Russia Sponsored ADR................... 1,429,666   5,268,901
    Severstal PAO GDR..................................   213,156   1,938,425
    Tatneft OAO Sponsored ADR..........................   266,980   6,251,801
    TMK OAO GDR........................................    29,680      75,666
    Uralkali PJSC GDR..................................   240,379   2,982,941
    VimpelCom, Ltd. Sponsored ADR......................   366,796   1,320,466
    VTB Bank OJSC GDR.................................. 2,093,133   4,016,697
*   X5 Retail Group NV GDR.............................    88,553     933,821
                                                                  -----------
TOTAL RUSSIA...........................................            70,980,197
                                                                  -----------
SOUTH AFRICA -- (8.0%)
    African Bank Investments, Ltd......................   709,671      14,169
    African Rainbow Minerals, Ltd......................   180,656   1,816,751
*   Anglo American Platinum, Ltd.......................    81,706   2,504,815
*   AngloGold Ashanti, Ltd. Sponsored ADR..............   745,374   9,227,730
    Aspen Pharmacare Holdings, Ltd.....................   350,313  13,117,265
    Assore, Ltd........................................    42,544     584,126
    AVI, Ltd...........................................   247,747   1,795,323
    Barclays Africa Group, Ltd.........................   408,584   6,946,102
    Barloworld, Ltd....................................   292,175   2,204,607
    Bidvest Group, Ltd. (The)..........................   472,687  13,045,492
    Capitec Bank Holdings, Ltd.........................    64,210   2,105,199
#   Coronation Fund Managers, Ltd......................   289,158   2,559,072
    Discovery, Ltd.....................................   569,144   5,605,683
    Distell Group, Ltd.................................    35,300     435,183
#   Exxaro Resources, Ltd..............................   201,416   1,784,640
    FirstRand, Ltd..................................... 3,475,911  15,469,102
    Foschini Group, Ltd. (The).........................   288,944   4,142,758
#   Gold Fields, Ltd. Sponsored ADR.................... 1,416,258   8,355,922
*   Impala Platinum Holdings, Ltd......................   756,929   4,911,043
    Imperial Holdings, Ltd.............................   323,216   5,693,740
    Investec, Ltd......................................   488,172   4,089,011
#   Kumba Iron Ore, Ltd................................   102,202   1,964,486
    Liberty Holdings, Ltd..............................   247,342   2,780,663
    Life Healthcare Group Holdings, Ltd................ 1,183,164   4,403,079
    Massmart Holdings, Ltd.............................   123,737   1,761,188
    Mediclinic International, Ltd......................   437,686   4,327,843
    MMI Holdings, Ltd.................................. 2,130,015   5,724,176
    Mondi, Ltd.........................................   243,323   4,372,303
    Mr Price Group, Ltd................................   307,614   6,967,437
    MTN Group, Ltd..................................... 1,869,995  32,292,381

                                     1857

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
SOUTH AFRICA -- (Continued)
    Nampak, Ltd........................................   930,203 $  3,391,088
    Naspers, Ltd. Class N..............................   330,032   47,611,025
    Nedbank Group, Ltd.................................   381,505    8,363,379
    Netcare, Ltd....................................... 2,226,268    7,390,845
    Pick n Pay Stores, Ltd.............................   279,886    1,379,552
    Pioneer Foods, Ltd.................................    25,655      334,344
    PSG Group, Ltd.....................................    61,341      697,898
    Sanlam, Ltd........................................ 2,156,341   12,924,547
#   Santam, Ltd........................................    27,273      533,787
    Sasol, Ltd.........................................    35,602    1,285,943
#   Sasol, Ltd. Sponsored ADR..........................   609,116   22,586,021
    Shoprite Holdings, Ltd.............................   627,692    9,922,339
    Spar Group, Ltd. (The).............................    31,563      497,899
    Standard Bank Group, Ltd........................... 1,435,343   18,954,028
#   Steinhoff International Holdings, Ltd.............. 3,065,957   15,669,927
*   Telkom SA SOC, Ltd.................................   276,565    1,652,735
    Tiger Brands, Ltd..................................   225,372    7,600,408
#   Truworths International, Ltd.......................   700,785    4,852,909
    Tsogo Sun Holdings, Ltd............................   311,671      734,090
    Vodacom Group, Ltd.................................   431,236    4,951,166
    Woolworths Holdings, Ltd........................... 1,059,469    7,863,979
                                                                  ------------
TOTAL SOUTH AFRICA.....................................            350,199,198
                                                                  ------------
SOUTH KOREA -- (14.3%)
    Amorepacific Corp..................................     2,883    6,948,057
    AMOREPACIFIC Group.................................     3,010    3,430,937
    BS Financial Group, Inc............................   298,807    3,776,939
#*  Celltrion, Inc.....................................    63,129    2,341,180
#*  Cheil Worldwide, Inc...............................    87,060    1,568,648
    CJ CheilJedang Corp................................    14,806    4,743,725
    CJ Corp............................................    29,629    4,651,942
#*  CJ Korea Express Co., Ltd..........................     5,587      978,474
    CJ O Shopping Co., Ltd.............................       821      166,152
    Coway Co., Ltd.....................................    60,374    4,838,429
#   Daelim Industrial Co., Ltd.........................    45,506    2,270,469
#*  Daewoo Engineering & Construction Co., Ltd.........   133,508      824,546
#   Daewoo International Corp..........................    35,239      881,051
*   Daewoo Securities Co., Ltd.........................   303,432    2,781,591
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd..   150,399    2,651,903
    Dongbu Insurance Co., Ltd..........................    85,809    4,139,646
#   Dongsuh Co., Inc...................................     4,494       95,040
#   Doosan Corp........................................    23,998    2,270,089
#   Doosan Heavy Industries & Construction Co., Ltd....   110,104    2,336,060
#*  Doosan Infracore Co., Ltd..........................   247,603    2,292,480
    E-Mart Co., Ltd....................................    26,314    4,992,834
#   Grand Korea Leisure Co., Ltd.......................    34,247    1,246,259
#*  GS Engineering & Construction Corp.................    71,965    1,635,759
#   GS Holdings Corp...................................    82,906    3,137,467
    GS retail Co., Ltd.................................     3,240       77,032
    Halla Holdings Corp................................     8,573      493,622
    Halla Visteon Climate Control Corp.................    35,000    1,473,367
    Hana Financial Group, Inc..........................   435,907   12,741,881
*   Hanjin Kal Corp....................................    14,767      437,357

                                     1858

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SOUTH KOREA -- (Continued)
    Hankook Tire Co., Ltd.............................. 117,381 $ 5,644,400
#   Hanssem Co., Ltd...................................   8,887   1,247,218
#   Hanwha Chemical Corp............................... 152,777   1,709,349
    Hanwha Corp........................................  80,068   1,997,579
    Hanwha Life Insurance Co., Ltd..................... 289,042   2,050,373
#   Hite Jinro Co., Ltd................................  22,640     476,922
#   Hotel Shilla Co., Ltd..............................  29,607   2,747,188
    Hyosung Corp.......................................  58,732   3,875,681
    Hyundai Department Store Co., Ltd..................  23,205   2,515,894
    Hyundai Development Co.............................  57,555   2,251,454
    Hyundai Engineering & Construction Co., Ltd........  91,424   3,618,062
#   Hyundai Glovis Co., Ltd............................  13,375   2,979,007
    Hyundai Greenfood Co., Ltd.........................   1,081      17,050
#   Hyundai Heavy Industries Co., Ltd..................  65,113   6,672,251
#   Hyundai Marine & Fire Insurance Co., Ltd........... 150,823   3,589,328
    Hyundai Mobis Co., Ltd.............................  67,404  15,237,873
    Hyundai Motor Co................................... 156,776  24,093,951
#   Hyundai Steel Co................................... 122,845   7,370,260
#   Hyundai Wia Corp...................................  16,091   2,244,952
    Industrial Bank of Korea........................... 428,049   5,028,422
    Kangwon Land, Inc.................................. 108,215   3,191,185
    KB Financial Group, Inc............................ 299,306  10,054,654
*   KB Financial Group, Inc. ADR.......................  97,918   3,304,733
#   KCC Corp...........................................   4,725   2,377,337
#   KEPCO Engineering & Construction Co., Inc..........   8,507     329,983
    KEPCO Plant Service & Engineering Co., Ltd.........  15,145   1,219,799
    Kia Motors Corp.................................... 270,079  11,287,160
#   Korea Aerospace Industries, Ltd....................  34,130   1,452,410
    Korea Electric Power Corp.......................... 212,510   8,308,912
*   Korea Electric Power Corp. Sponsored ADR...........  41,841     808,368
*   Korea Gas Corp.....................................  38,206   1,572,969
    Korea Investment Holdings Co., Ltd.................  48,748   2,297,294
    Korea Zinc Co., Ltd................................   7,445   2,908,063
    KT Corp............................................  68,477   1,864,401
*   KT Corp. Sponsored ADR.............................  81,594   1,096,623
    KT&G Corp.......................................... 113,279   8,269,139
#   Kumho Petrochemical Co., Ltd.......................  15,006   1,222,127
*   Kwangju Bank.......................................  26,713     217,568
*   Kyongnam Bank......................................  40,823     404,845
    LG Chem, Ltd.......................................  44,517   8,005,992
    LG Corp............................................ 114,126   6,422,751
#   LG Display Co., Ltd................................ 234,662   7,710,550
#*  LG Display Co., Ltd. ADR........................... 553,574   8,962,363
#   LG Electronics, Inc................................ 226,536  12,550,258
    LG Household & Health Care, Ltd....................  10,987   6,883,137
#   LG Innotek Co., Ltd................................  25,520   2,261,815
    LG Uplus Corp...................................... 435,950   4,806,169
    Lotte Chemical Corp................................  26,759   4,222,005
#   Lotte Chilsung Beverage Co., Ltd...................     395     598,543
    Lotte Confectionery Co., Ltd.......................     362     616,903
    Lotte Shopping Co., Ltd............................  18,081   3,912,975
    LS Corp............................................  21,498     942,332
#   Macquarie Korea Infrastructure Fund................ 441,221   2,964,703

                                     1859

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
SOUTH KOREA -- (Continued)
*   Mando Corp.........................................     9,354 $  1,410,080
    Medy-Tox, Inc......................................     1,309      439,838
    Mirae Asset Securities Co., Ltd....................    20,301      854,320
    Naver Corp.........................................    31,046   20,122,879
#   NCSoft Corp........................................    14,464    2,641,367
#*  OCI Co., Ltd.......................................    22,460    1,592,353
    Orion Corp.........................................     3,321    3,168,994
#   Paradise Co., Ltd..................................    31,938      763,128
    POSCO..............................................    47,828   11,110,213
    POSCO ADR..........................................    67,985    3,958,767
#   S-1 Corp...........................................    15,382    1,119,085
#   S-Oil Corp.........................................    52,028    2,861,909
    Samsung C&T Corp...................................   143,779    7,285,309
#   Samsung Card Co., Ltd..............................    23,720      824,459
#   Samsung Electro-Mechanics Co., Ltd.................    99,467    6,053,668
    Samsung Electronics Co., Ltd.......................    87,057  108,072,438
    Samsung Electronics Co., Ltd. GDR..................    49,372   30,395,354
#*  Samsung Engineering Co., Ltd.......................    20,417      704,200
    Samsung Fire & Marine Insurance Co., Ltd...........    41,845   11,267,063
#   Samsung Heavy Industries Co., Ltd..................   181,102    2,931,966
    Samsung Life Insurance Co., Ltd....................    59,292    6,090,122
    Samsung SDI Co., Ltd...............................    62,545    7,298,422
    Samsung Securities Co., Ltd........................    78,841    3,401,738
    Samsung Techwin Co., Ltd...........................    34,401      717,197
#   Seoul Semiconductor Co., Ltd.......................    18,042      319,291
    Shinhan Financial Group Co., Ltd...................   344,099   14,049,014
*   Shinhan Financial Group Co., Ltd. ADR..............    86,082    3,430,368
    Shinsegae Co., Ltd.................................     8,494    1,245,524
#   SK C&C Co., Ltd....................................    19,871    4,235,463
    SK Holdings Co., Ltd...............................    76,264   11,890,396
    SK Hynix, Inc......................................   645,339   27,875,764
#   SK Innovation Co., Ltd.............................    97,552    8,284,057
*   SK Networks Co., Ltd...............................   140,134    1,200,393
    SK Telecom Co., Ltd................................     8,917    2,336,841
*   Woori Bank.........................................   416,192    3,349,021
*   Woori Bank Sponsored ADR...........................     1,026       24,265
    Woori Investment & Securities Co., Ltd.............   176,033    1,772,608
#   Young Poong Corp...................................       326      422,464
    Youngone Corp......................................    20,576    1,055,136
    Yuhan Corp.........................................     2,021      315,420
                                                                  ------------
TOTAL SOUTH KOREA......................................            625,529,110
                                                                  ------------
SPAIN -- (0.1%)
    Banco Santander SA.................................   305,852    2,080,237
#   Banco Santander SA Sponsored ADR...................   509,619    3,409,349
                                                                  ------------
TOTAL SPAIN............................................              5,489,586
                                                                  ------------
TAIWAN -- (14.3%)
#*  Acer, Inc.......................................... 4,589,811    2,977,797
#   Advanced Semiconductor Engineering, Inc............ 6,951,929    8,729,669
    Advanced Semiconductor Engineering, Inc. ADR.......    77,739      513,855
#   Advantech Co., Ltd.................................   321,254    2,398,762

                                     1860

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
#   Airtac International Group.........................    117,000 $ 1,015,841
#   Asia Cement Corp...................................  3,322,758   4,005,981
#   Asustek Computer, Inc..............................    876,180   9,157,493
#   AU Optronics Corp.................................. 20,104,873  10,930,806
#   AU Optronics Corp. Sponsored ADR...................    326,626   1,829,106
#   Catcher Technology Co., Ltd........................    866,429   7,576,552
#   Cathay Financial Holding Co., Ltd..................  6,968,450   9,979,036
#   Cathay Real Estate Development Co., Ltd............    839,000     446,078
#   Chang Hwa Commercial Bank, Ltd.....................  7,059,963   3,983,652
#   Cheng Shin Rubber Industry Co., Ltd................  2,128,965   5,131,725
    Cheng Uei Precision Industry Co., Ltd..............    384,109     677,568
#   Chicony Electronics Co., Ltd.......................    802,871   2,203,106
*   China Airlines, Ltd................................  6,872,536   3,477,463
#   China Development Financial Holding Corp........... 20,735,121   6,809,171
    China Life Insurance Co., Ltd......................  4,229,176   3,544,843
    China Motor Corp...................................    649,000     556,927
#*  China Petrochemical Development Corp...............  1,219,613     455,827
    China Steel Chemical Corp..........................    175,000     846,173
#   China Steel Corp................................... 12,348,932  10,461,901
#   Chipbond Technology Corp...........................  1,413,000   2,888,227
    Chroma ATE, Inc....................................     43,000     107,175
    Chunghwa Telecom Co., Ltd..........................  1,193,000   3,605,277
#   Chunghwa Telecom Co., Ltd. ADR.....................    236,502   7,104,520
#   Clevo Co...........................................    625,075     945,857
#   Compal Electronics, Inc............................  8,050,541   5,870,559
    CTBC Financial Holding Co., Ltd.................... 12,313,117   7,810,884
    CTCI Corp..........................................    773,000   1,221,483
#   Delta Electronics, Inc.............................  1,992,366  12,169,179
    E.Sun Financial Holding Co., Ltd...................  9,531,402   5,863,441
#   Eclat Textile Co., Ltd.............................    201,644   2,087,485
#   Epistar Corp.......................................  1,258,000   2,228,650
    Eternal Materials Co., Ltd.........................    264,510     259,861
*   Eva Airways Corp...................................  4,383,324   3,380,851
*   Evergreen Marine Corp. Taiwan, Ltd.................  2,540,249   1,809,921
#   Far Eastern Department Stores, Ltd.................  1,672,592   1,427,036
    Far Eastern New Century Corp.......................  4,630,221   4,660,159
    Far EasTone Telecommunications Co., Ltd............  2,089,000   5,103,656
    Farglory Land Development Co., Ltd.................    648,393     757,278
    Feng TAY Enterprise Co., Ltd.......................    342,120   1,279,680
    First Financial Holding Co., Ltd................... 10,854,566   6,323,411
    Formosa Chemicals & Fibre Corp.....................  3,611,518   7,728,121
#   Formosa International Hotels Corp..................     52,406     529,354
    Formosa Petrochemical Corp.........................  1,175,000   2,503,197
#   Formosa Plastics Corp..............................  4,659,153  11,243,633
    Formosa Taffeta Co., Ltd...........................    848,000     856,297
    Foxconn Technology Co., Ltd........................  1,364,198   3,693,764
    Fubon Financial Holding Co., Ltd...................  7,900,233  12,518,618
    Giant Manufacturing Co., Ltd.......................    295,506   2,579,176
#   Gigasolar Materials Corp...........................     22,800     346,977
#   Ginko International Co., Ltd.......................     45,000     441,653
#   Gourmet Master Co., Ltd............................     51,000     277,357
#   HannStar Display Corp..............................  5,668,660   1,395,550
    Highwealth Construction Corp.......................    930,300   1,885,663

                                     1861

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
#   Hiwin Technologies Corp............................    203,788 $ 1,676,591
    Hon Hai Precision Industry Co., Ltd................ 13,621,302  37,376,728
    Hotai Motor Co., Ltd...............................    287,000   4,123,869
#*  HTC Corp...........................................  1,028,235   5,097,593
    Hua Nan Financial Holdings Co., Ltd................  8,738,812   4,857,838
#   Innolux Corp....................................... 21,516,241  10,365,732
#*  Inotera Memories, Inc..............................  3,117,000   4,456,622
    Inventec Corp......................................  3,494,551   2,581,076
#   Kenda Rubber Industrial Co., Ltd...................    823,091   1,665,406
#   King Slide Works Co., Ltd..........................     60,000     864,663
    King Yuan Electronics Co., Ltd.....................    322,000     269,000
#   King's Town Bank Co., Ltd..........................  1,107,000   1,168,299
    Kinsus Interconnect Technology Corp................    552,000   1,769,048
#   Largan Precision Co., Ltd..........................    105,860   8,803,058
#   LCY Chemical Corp..................................    434,123     227,553
    Lite-On Technology Corp............................  3,777,741   4,656,144
    Lung Yen Life Service Corp.........................    132,000     352,550
#   Makalot Industrial Co., Ltd........................     75,000     419,711
#   MediaTek, Inc......................................  1,280,995  19,477,835
    Mega Financial Holding Co., Ltd....................  9,922,904   7,571,604
#   Merida Industry Co., Ltd...........................    234,287   1,618,313
    Micro-Star International Co., Ltd..................    588,000     655,016
    Nan Kang Rubber Tire Co., Ltd......................    534,780     560,975
    Nan Ya Plastics Corp...............................  4,175,599   8,389,766
#*  Nan Ya Printed Circuit Board Corp..................    288,000     404,644
#   Novatek Microelectronics Corp......................    631,000   3,470,821
#   Pegatron Corp......................................  4,309,345  11,458,892
    Phison Electronics Corp............................    233,000   1,651,765
    Pou Chen Corp......................................  3,837,487   5,255,429
#   Powertech Technology, Inc..........................  2,140,819   3,541,690
    President Chain Store Corp.........................    696,831   5,356,744
#   Quanta Computer, Inc...............................  2,622,000   6,389,790
#   Radiant Opto-Electronics Corp......................    844,170   2,670,538
#   Realtek Semiconductor Corp.........................    551,950   1,673,514
#   Ruentex Development Co., Ltd.......................  1,092,351   1,639,880
#   Ruentex Industries, Ltd............................  1,008,182   2,185,573
#*  Sanyang Motor Co., Ltd.............................    776,000     677,302
#   ScinoPharm Taiwan, Ltd.............................    255,257     427,861
    Shin Kong Financial Holding Co., Ltd............... 14,247,661   3,971,810
#   Siliconware Precision Industries Co., Ltd..........  3,536,324   5,963,058
#   Siliconware Precision Industries Co., Ltd.
      Sponsored ADR....................................     67,173     575,001
    Simplo Technology Co., Ltd.........................    473,000   2,321,057
    SinoPac Financial Holdings Co., Ltd................ 14,213,553   5,784,464
#   St Shine Optical Co., Ltd..........................     52,000     817,718
    Standard Foods Corp................................    334,394     718,785
    Synnex Technology International Corp...............  1,555,756   2,236,299
#   Tainan Spinning Co., Ltd...........................    317,240     171,550
#   Taishin Financial Holding Co., Ltd................. 20,123,197   8,250,769
*   Taiwan Business Bank...............................  6,023,145   1,748,340
    Taiwan Cement Corp.................................  5,432,720   7,334,787
    Taiwan Cooperative Financial Holding Co., Ltd......  8,665,789   4,469,322
#   Taiwan FamilyMart Co., Ltd.........................     41,000     249,541
#   Taiwan Fertilizer Co., Ltd.........................  1,199,000   2,088,944

                                     1862

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
#   Taiwan Glass Industry Corp.........................  1,325,253 $    963,158
    Taiwan Mobile Co., Ltd.............................  1,801,300    5,939,608
#   Taiwan Secom Co., Ltd..............................    259,670      675,073
#   Taiwan Semiconductor Manufacturing Co., Ltd........ 25,188,808  110,771,023
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR....................................    303,433    6,890,963
#   Teco Electric and Machinery Co., Ltd...............  2,671,000    2,493,410
#   Ton Yi Industrial Corp.............................  1,254,000      806,044
#   TPK Holding Co., Ltd...............................    441,000    2,857,038
    Transcend Information, Inc.........................    258,181      822,693
    Tripod Technology Corp.............................    633,870    1,372,452
    TSRC Corp..........................................    682,965      812,344
    U-Ming Marine Transport Corp.......................    559,860      865,183
    Uni-President Enterprises Corp.....................  5,786,725    9,220,707
#   Unimicron Technology Corp..........................  2,304,896    1,578,474
#   United Microelectronics Corp....................... 23,169,000   11,219,420
    Vanguard International Semiconductor Corp..........  1,372,000    2,323,942
#*  Walsin Lihwa Corp..................................  4,905,000    1,514,031
    Wan Hai Lines, Ltd.................................  1,352,800    1,434,747
#*  Winbond Electronics Corp...........................  6,597,000    2,068,471
*   Wintek Corp........................................    604,760       35,119
    Wistron Corp.......................................  4,848,420    4,420,254
#   WPG Holdings, Ltd..................................  2,225,869    2,763,614
#   Yageo Corp.........................................    819,278    1,467,268
*   Yang Ming Marine Transport Corp....................  2,102,300    1,132,073
    Yuanta Financial Holding Co., Ltd.................. 12,817,966    6,149,129
#   Yulon Motor Co., Ltd...............................  1,264,000    1,845,908
#   Yungtay Engineering Co., Ltd.......................    122,000      282,043
#   Zhen Ding Technology Holding, Ltd..................    494,700    1,386,643
                                                                   ------------
TOTAL TAIWAN...........................................             627,234,992
                                                                   ------------
THAILAND -- (2.7%)
    Advanced Info Service PCL..........................  1,280,500    9,585,166
    Airports of Thailand PCL...........................    467,100    4,623,905
    Bangchak Petroleum PCL (The).......................    790,300      827,002
    Bangkok Bank PCL(6077019)..........................    271,700    1,593,840
    Bangkok Bank PCL(6368360)..........................    348,400    2,027,809
    Bangkok Dusit Medical Services PCL.................  5,300,000    3,011,916
    Bangkok Life Assurance PCL.........................    566,500      900,030
    Bangkokland PCL....................................  2,999,000      161,266
    Banpu PCL..........................................  1,800,100    1,336,463
    BEC World PCL......................................    810,000    1,274,519
    Berli Jucker PCL...................................    882,600    1,085,385
    Big C Supercenter PCL(6763932).....................     24,600      181,137
    Big C Supercenter PCL(6368434).....................    333,200    2,453,443
    Bumrungrad Hospital PCL............................    313,600    1,494,702
    Central Pattana PCL................................  1,466,600    2,005,205
    Central Plaza Hotel PCL............................    825,700      857,739
    CH Karnchang PCL...................................    366,000      327,085
    Charoen Pokphand Foods PCL.........................  2,881,300    2,222,818
    CP ALL PCL.........................................  3,429,100    4,347,927
    Delta Electronics Thailand PCL.....................    564,200    1,279,922
    Electricity Generating PCL.........................    270,400    1,346,630
    Energy Absolute PCL................................    665,100      508,020

                                     1863

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
THAILAND -- (Continued)
    Glow Energy PCL....................................    445,700 $  1,242,595
    Home Product Center PCL............................  4,530,431    1,128,109
    Indorama Ventures PCL..............................  1,887,300    1,257,047
    Intouch Holdings PCL...............................    732,700    1,807,685
    IRPC PCL........................................... 13,263,500    1,385,920
    Jasmine International PCL..........................  5,107,000    1,295,084
    Kasikornbank PCL(6364766)..........................     52,000      352,704
    Kasikornbank PCL(6888794)..........................  1,146,600    7,847,186
    Krung Thai Bank PCL................................  4,049,787    2,808,743
    Land & Houses PCL(6581930).........................    790,000      225,680
    Land & Houses PCL(6581941).........................  2,381,640      669,450
    Minor International PCL............................  1,542,100    1,707,948
    Pruksa Real Estate PCL.............................  1,624,300    1,600,479
    PTT Exploration & Production PCL(B1359J0)..........  1,502,655    5,004,259
    PTT Exploration & Production PCL(B1359L2)..........     65,409      217,830
    PTT Global Chemical PCL............................  2,056,972    3,550,838
    PTT PCL............................................  1,294,700   13,686,715
    Ratchaburi Electricity Generating Holding
      PCL(6362771).....................................     81,700      149,771
    Ratchaburi Electricity Generating Holding
      PCL(6294249).....................................    603,000    1,105,408
    Robinson Department Store PCL......................    428,200      585,455
    Siam Cement PCL (The)(6609906).....................    166,400    2,531,842
    Siam Cement PCL (The)(6609928).....................    126,100    1,910,956
    Siam City Cement PCL...............................    146,013    1,909,366
    Siam Commercial Bank PCL (The).....................  1,203,066    6,597,933
    Siam Global House PCL..............................  1,033,316      372,537
    Supalai PCL........................................    577,900      430,821
    Thai Oil PCL.......................................  1,156,900    1,811,522
    Thai Union Frozen Products PCL.....................  2,303,440    1,534,219
    Thaicom PCL........................................    386,700      460,779
    Thanachart Capital PCL.............................    282,200      286,683
    TMB Bank PCL....................................... 17,270,700    1,635,783
    Total Access Communication PCL(B1YWK08)............    940,900    2,702,249
    Total Access Communication PCL(B231MK7)............    214,100      614,892
*   True Corp. PCL.....................................  9,031,193    3,752,650
    TTW PCL............................................  1,299,500      488,355
                                                                   ------------
TOTAL THAILAND.........................................             118,121,422
                                                                   ------------
TURKEY -- (1.8%)
    Akbank TAS.........................................  1,920,824    6,997,664
    Akcansa Cimento A.S................................     26,424      186,365
*   Anadolu Efes Biracilik Ve Malt Sanayii A.S.........    182,234    1,598,909
#   Arcelik A.S........................................    401,933    2,554,413
#   Aselsan Elektronik Sanayi Ve Ticaret A.S...........    114,602      555,973
    BIM Birlesik Magazalar A.S.........................    266,547    5,378,963
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S....     29,778      131,653
    Coca-Cola Icecek A.S...............................     87,295    1,760,205
    Enka Insaat ve Sanayi A.S..........................    350,744      708,609
    Eregli Demir ve Celik Fabrikalari TAS..............  2,552,986    4,576,823
    Ford Otomotiv Sanayi A.S...........................     97,226    1,348,393
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class A.....................................    163,549      158,566
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class B.....................................     85,031       95,937
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class D.....................................  1,229,168    1,005,526
    KOC Holding A.S....................................    612,841    3,177,742

                                     1864

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
TURKEY -- (Continued)
#   Koza Altin Isletmeleri A.S........................    85,671 $      677,590
#*  Migros Ticaret A.S................................    33,309        311,414
#   Petkim Petrokimya Holding A.S.....................   342,895        534,583
    TAV Havalimanlari Holding A.S.....................   207,173      1,545,348
    Tofas Turk Otomobil Fabrikasi A.S.................   171,952      1,144,657
    Tupras Turkiye Petrol Rafinerileri A.S............    80,671      1,748,444
*   Turk Hava Yollari................................. 1,104,888      4,216,704
    Turk Telekomunikasyon A.S.........................   601,705      1,800,206
#   Turk Traktor ve Ziraat Makineleri A.S.............    16,448        543,307
#*  Turkcell Iletisim Hizmetleri A.S..................   744,933      4,288,467
#*  Turkcell Iletisim Hizmetleri A.S. ADR.............    73,838      1,066,221
    Turkiye Garanti Bankasi A.S....................... 2,416,220     10,159,691
    Turkiye Halk Bankasi A.S..........................   731,737      4,698,565
    Turkiye Is Bankasi................................ 1,624,924      4,710,282
    Turkiye Sinai Kalkinma Bankasi A.S................    34,301         28,497
    Turkiye Sise ve Cam Fabrikalari A.S............... 1,402,325      2,189,005
    Turkiye Vakiflar Bankasi Tao...................... 1,226,406      2,849,157
    Ulker Biskuvi Sanayi A.S..........................   185,271      1,465,645
    Yapi ve Kredi Bankasi A.S.........................   961,492      1,987,660
                                                                 --------------
TOTAL TURKEY..........................................               76,201,184
                                                                 --------------
TOTAL COMMON STOCKS...................................            4,011,481,291
                                                                 --------------
PREFERRED STOCKS -- (3.1%)
BRAZIL -- (3.0%)
    AES Tiete SA......................................   135,998        840,086
    Banco Bradesco SA................................. 2,276,095     28,690,852
    Braskem SA Class A................................    73,800        342,543
    Centrais Eletricas Brasileiras SA Class B.........   255,800        586,945
    Cia Brasileira de Distribuicao....................   145,209      4,842,341
    Cia de Gas de Sao Paulo COMGAS Class A............    22,527        376,085
    Cia de Transmissao de Energia Eletrica Paulista...    62,158        908,173
    Cia Energetica de Minas Gerais.................... 1,162,024      5,159,533
    Cia Energetica de Sao Paulo Class B...............   292,210      2,558,610
    Cia Paranaense de Energia.........................    96,800      1,121,603
    Empresa Nacional de Comercio Redito e
      Participacoes SA................................       380          3,817
    Gerdau SA.........................................   836,068      2,844,671
    Itau Unibanco Holding SA.......................... 3,144,864     38,594,012
    Itau Unibanco Holding SA ADR......................   128,657      1,559,319
    Lojas Americanas SA...............................   650,083      3,766,701
*   Oi SA.............................................   383,892        708,034
    Petroleo Brasileiro SA............................   935,300      2,846,825
    Petroleo Brasileiro SA Sponsored ADR.............. 1,791,306     11,016,532
    Suzano Papel e Celulose SA Class A................   550,771      2,240,373
    Telefonica Brasil SA..............................   296,274      5,477,227
*   Usinas Siderurgicas de Minas Gerais SA Class A....   609,817        761,348
    Vale SA........................................... 1,744,491     10,814,871

                                     1865

THE EMERGING MARKETS SERIES
CONTINUED


                                                       SHARES      VALUE++
                                                     ---------- --------------
  BRAZIL -- (Continued)
  #     Vale SA Sponsored ADR.......................    483,572 $    3,027,161
                                                                --------------
  TOTAL BRAZIL......................................               129,087,662
                                                                --------------
  CHILE -- (0.0%)
        Embotelladora Andina SA Class B.............      9,255         26,052
                                                                --------------
  COLOMBIA -- (0.1%)
        Banco Davivienda SA.........................    128,737      1,351,738
        Bancolombia SA..............................     30,330        358,988
        Grupo Aval Acciones y Valores...............  2,202,589      1,159,970
        Grupo de Inversiones Suramericana SA........     88,842      1,267,091
                                                                --------------
  TOTAL COLOMBIA....................................                 4,137,787
                                                                --------------
  TOTAL PREFERRED STOCKS............................               133,251,501
                                                                --------------
  SECURITIES LENDING COLLATERAL -- (5.3%)
  (S)@  DFA Short Term Investment Fund.............. 20,224,861    234,001,641
                                                                --------------
  TOTAL INVESTMENTS -- (100.0%)
    (Cost $3,361,376,561)^^.........................            $4,378,734,433
                                                                ==============

                                     1866

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Brazil................... $ 90,674,286 $  154,744,119   --    $  245,418,405
   Chile....................   28,272,668     34,283,925   --        62,556,593
   China....................  137,936,684    519,590,284   --       657,526,968
   Colombia.................   22,891,199         16,058   --        22,907,257
   Czech Republic...........           --      8,443,565   --         8,443,565
   Egypt....................           --      6,009,633   --         6,009,633
   Greece...................           --     17,303,893   --        17,303,893
   Hungary..................           --      8,316,757   --         8,316,757
   India....................   36,371,117    388,472,090   --       424,843,207
   Indonesia................    2,519,418    138,401,054   --       140,920,472
   Malaysia.................           --    176,040,668   --       176,040,668
   Mexico...................  212,976,290             --   --       212,976,290
   Peru.....................   12,335,494             --   --        12,335,494
   Philippines..............    2,659,129     64,657,807   --        67,316,936
   Poland...................           --     74,809,464   --        74,809,464
   Russia...................    4,595,126     66,385,071   --        70,980,197
   South Africa.............   40,169,673    310,029,525   --       350,199,198
   South Korea..............   24,934,508    600,594,602   --       625,529,110
   Spain....................    5,489,586             --   --         5,489,586
   Taiwan...................   16,913,445    610,321,547   --       627,234,992
   Thailand.................  118,121,422             --   --       118,121,422
   Turkey...................    1,066,221     75,134,963   --        76,201,184
Preferred Stocks
   Brazil...................   16,364,360    112,723,302   --       129,087,662
   Chile....................           --         26,052   --            26,052
   Colombia.................    4,137,787             --   --         4,137,787
Securities Lending
  Collateral................           --    234,001,641   --       234,001,641
                             ------------ --------------   --    --------------
TOTAL....................... $778,428,413 $3,600,306,020   --    $4,378,734,433
                             ============ ==============   ==    ==============


                                     1867

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- -----------
COMMON STOCKS -- (87.3%)

ARGENTINA -- (0.0%)
*   Ferrum SA de Ceramica y Metalurgia.................         1 $         1
                                                                  -----------
BRAZIL -- (5.2%)
*   Abril Educacao SA..................................   769,344   2,779,901
    AES Tiete SA.......................................   331,347   1,686,481
    Aliansce Shopping Centers SA.......................   873,364   5,223,132
    ALL - America Latina Logistica SA.................. 2,092,128   3,016,341
    Alpargatas SA......................................    68,203     202,080
    Alupar Investimento SA.............................   324,900   2,305,607
    Arezzo Industria e Comercio SA.....................   413,735   3,617,149
*   B2W Cia Digital....................................   996,222   8,509,857
*   Banco ABC Brasil SA................................    18,683      79,028
    Banco Alfa de Investimento SA......................       500       1,101
*   Banco Mercantil do Brasil SA.......................     1,327       2,965
    Bematech SA........................................   450,437   1,731,863
*   BHG SA - Brazil Hospitality Group..................   185,702   1,196,463
    Brasil Brokers Participacoes SA.................... 1,316,211   1,321,098
    Brasil Insurance Participacoes e Administracao SA.. 572,226 429,364 BrasilAgro - Co. Brasileira de Propriedades
      Agricolas........................................    48,100     151,322
*   Brazil Pharma SA................................... 1,051,300     436,955
    Cia de Locacao das Americas........................   238,200     325,007
    Cia de Saneamento de Minas Gerais-COPASA...........   597,421   3,777,288
    Cia Hering......................................... 1,431,490   9,704,203
*   Cia Providencia Industria e Comercio SA............    99,750     302,208
    Contax Participacoes SA............................   246,335     974,708
*   CR2 Empreendimentos Imobiliarios SA................     9,400       8,986
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes.................................... 2,078,100   8,367,848
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes....................................    46,800     189,539
    Dimed SA Distribuidora da Medicamentos.............       700      53,475
    Direcional Engenharia SA...........................   810,509   1,963,406
    Duratex SA......................................... 2,091,200   5,781,932
    EcoRodovias Infraestrutura e Logistica SA.......... 1,562,100   6,025,234
    EDP - Energias do Brasil SA........................ 3,333,695  10,716,776
    Equatorial Energia SA.............................. 1,890,462  17,550,173
    Estacio Participacoes SA...........................   929,404   5,787,443
    Eternit SA......................................... 1,254,378   1,446,981
    Even Construtora e Incorporadora SA................ 2,474,467   4,007,039
    Ez Tec Empreendimentos e Participacoes SA..........   519,358   3,178,931
*   Fertilizantes Heringer SA..........................   176,800     250,383
    Fleury SA..........................................   686,851   3,539,755
    Fras-Le SA.........................................    37,875      53,900
    Gafisa SA.......................................... 2,762,200   1,942,359
#   Gafisa SA ADR...................................... 1,246,302   1,782,212
*   General Shopping Brasil SA.........................   126,117     279,530
#   Gol Linhas Aereas Inteligentes SA ADR..............   195,800     881,100
    Grendene SA........................................   832,434   4,305,606
    Guararapes Confeccoes SA...........................    64,100   1,874,047
    Helbor Empreendimentos SA.......................... 1,228,893   1,784,280
*   IdeiasNet SA.......................................   463,300     254,557
    Iguatemi Empresa de Shopping Centers SA............   667,200   6,039,197
*   Industria de Bebidas Antarctica Polar SA...........    23,000          --
    Industrias Romi SA.................................   168,200     126,419

                                     1868

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES     VALUE++
                                                      ---------- -----------
BRAZIL -- (Continued)
    International Meal Co. Holdings SA...............    492,394 $ 1,410,037
    Iochpe-Maxion SA.................................    701,308   2,916,262
    JHSF Participacoes SA............................    825,347     661,122
    Joao Fortes Engenharia SA........................     66,552     124,014
    JSL SA...........................................    640,300   2,579,480
    Kepler Weber SA..................................    131,446   1,867,352
    Kroton Educacional SA............................    583,140   2,684,810
    Light SA.........................................  1,194,407   6,311,083
    Linx SA..........................................     49,100     861,430
    Localiza Rent a Car SA...........................    142,052   1,850,337
*   Log-in Logistica Intermodal SA...................    470,450     604,182
    LPS Brasil Consultoria de Imoveis SA.............    609,479   1,295,730
    Magnesita Refratarios SA.........................  1,325,571     925,811
    Mahle-Metal Leve SA Industria e Comercio.........    399,800   2,976,944
    Marcopolo SA.....................................     28,000      27,884
*   Marfrig Global Foods SA..........................  2,904,059   5,444,917
    Marisa Lojas SA..................................    485,864   2,648,344
    Mills Estruturas e Servicos de Engenharia SA.....    710,926   1,511,565
*   Minerva SA.......................................  1,357,569   4,378,440
    MRV Engenharia e Participacoes SA................  3,451,664   8,930,543
    Multiplus SA.....................................    469,584   6,072,934
    Odontoprev SA....................................  3,083,796  11,865,863
*   Paranapanema SA..................................  1,474,156   1,075,294
*   PDG Realty SA Empreendimentos e Participacoes.... 11,912,853   2,317,986
    Portobello SA....................................    244,400     364,415
    Positivo Informatica SA..........................      3,200       2,384
    Profarma Distribuidora de Produtos Farmaceuticos
      SA.............................................    157,763     406,603
    QGEP Participacoes SA............................    801,694   1,702,473
*   Qualicorp SA.....................................    505,400   5,009,957
    Raia Drogasil SA.................................  1,124,075  10,765,277
    Redentor Energia SA..............................      7,800      11,210
    Restoque Comercio e Confeccoes de Roupas SA......    848,808   2,350,846
    Rodobens Negocios Imobiliarios SA................    168,138     622,214
*   Rossi Residencial SA.............................    646,746     510,383
    Santos Brasil Participacoes SA...................    426,488   2,188,071
    Sao Carlos Empreendimentos e Participacoes SA....     47,859     538,196
    Sao Martinho SA..................................    473,662   6,025,138
    SLC Agricola SA..................................    553,618   2,955,199
    Smiles SA........................................    335,300   5,278,368
    Sonae Sierra Brasil SA...........................    253,046   1,476,532
*   Springs Global Participacoes SA..................    229,688      76,185
    Sul America SA...................................  1,801,909   7,684,096
*   T4F Entretenimento SA............................    213,800     191,914
    Technos SA.......................................    203,400     504,852
    Tecnisa SA.......................................  1,078,756   1,260,182
    Tegma Gestao Logistica...........................    257,235   1,331,216
    Tempo Participacoes SA...........................    299,602     382,352
    Tereos Internacional SA..........................    635,183     243,823
    Totvs SA.........................................  1,153,600  14,447,162
*   TPI - Triunfo Participacoes e Investimentos SA...    334,301     613,974
    Transmissora Alianca de Energia Eletrica SA......    563,700   4,134,345
    Trisul SA........................................     37,542      38,896
    UNICASA Industria de Moveis SA...................    110,500      86,970

                                     1869

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
BRAZIL -- (Continued)
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A....................    567,350 $  8,118,261
*   Vanguarda Agro SA..................................  1,753,336      634,758
*   Via Varejo SA......................................    205,862      495,619
                                                                   ------------
TOTAL BRAZIL...........................................             287,759,464
                                                                   ------------
CHILE -- (1.1%)
    Banmedica SA.......................................  1,697,057    2,950,907
    Besalco SA.........................................  2,277,748    1,124,560
    Bupa Chile SA......................................    794,071      631,041
    CAP SA.............................................     98,858      243,043
    Cementos BIO BIO SA................................    452,622      361,671
*   Cia Pesquera Camanchaca SA.........................    194,645        9,964
*   Cia Sud Americana de Vapores SA.................... 65,095,514    2,188,680
    Cintac SA..........................................    324,650       51,249
*   Clinica LAS Condes SA..............................        349       21,050
    Cristalerias de Chile SA...........................    156,836    1,064,524
    E.CL SA............................................  4,332,381    6,743,263
    Empresa Electrica Pilmaiquen SA....................     46,897      214,894
*   Empresas AquaChile SA..............................  1,281,212      827,239
    Empresas Hites SA..................................  1,245,628      408,793
    Empresas Iansa SA.................................. 23,220,040      616,719
*   Empresas La Polar SA...............................  5,705,798      207,692
    Enjoy SA...........................................  1,299,391      116,864
    Forus SA...........................................    757,778    2,749,175
    Gasco SA...........................................    224,390    1,910,266
    Grupo Security SA..................................  1,921,812      588,415
    Inversiones Aguas Metropolitanas SA................  3,525,589    5,455,403
    Inversiones La Construccion SA.....................    150,027    1,796,271
*   Latam Airlines Group SA............................    134,619    1,390,214
    Masisa SA.......................................... 14,224,085      394,773
    Molibdenos y Metales SA............................      5,009       38,861
*   Multiexport Foods SA...............................  3,502,735      702,559
    Parque Arauco SA...................................  5,929,777   10,528,308
    PAZ Corp. SA.......................................  1,320,749      729,443
    Ripley Corp. SA....................................  6,413,974    2,640,085
    Salfacorp SA.......................................  2,363,922    1,573,927
    Sigdo Koppers SA...................................    735,025      995,460
    Sociedad Matriz SAAM SA............................ 31,605,884    2,243,399
    Socovesa SA........................................  2,895,998      576,756
*   Tech Pack SA.......................................    272,888      114,247
    Vina Concha y Toro SA..............................  4,608,688    8,378,650
    Vina Concha y Toro SA Sponsored ADR................      2,025       73,913
    Vina San Pedro Tarapaca SA......................... 30,612,987      236,477
                                                                   ------------
TOTAL CHILE............................................              60,898,755
                                                                   ------------
CHINA -- (12.9%)
#   361 Degrees International, Ltd.....................  3,581,000    1,024,386
*   Active Group Holdings, Ltd.........................  1,322,000      156,166
#   Agile Property Holdings, Ltd.......................  9,275,500    5,626,297
    Ajisen China Holdings, Ltd.........................  2,961,000    1,715,099
*   Alibaba Health Information Technology, Ltd.........  4,049,200    2,650,921
*   Alibaba Pictures Group, Ltd........................ 10,260,000    2,023,314

                                     1870

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                       ---------- ----------
CHINA -- (Continued)
    AMVIG Holdings, Ltd...............................  2,228,000 $1,088,718
    Angang Steel Co., Ltd. Class H....................  2,364,000  1,748,774
#   Anhui Expressway Co., Ltd. Class H................  2,746,000  1,989,613
#   Anta Sports Products, Ltd.........................  2,562,000  4,535,858
#   Anton Oilfield Services Group.....................  6,166,000  1,194,384
    Anxin-China Holdings, Ltd......................... 14,967,000  1,021,692
    Asia Cement China Holdings Corp...................  2,639,000  1,353,696
#*  Asian Citrus Holdings, Ltd........................  3,627,000    388,439
    Ausnutria Dairy Corp., Ltd........................    365,000    127,414
*   AVIC International Holdings, Ltd..................  1,606,000  1,121,699
    AviChina Industry & Technology Co., Ltd. Class H.. 10,706,788  6,931,787
#   Baoxin Auto Group, Ltd............................  3,042,000  1,753,109
    Baoye Group Co., Ltd. Class H.....................  1,860,000  1,077,950
    Beijing Capital International Airport Co., Ltd.
      Class H.........................................  9,730,000  9,219,801
    Beijing Capital Land, Ltd. Class H................  6,196,500  2,856,701
#   Beijing Jingneng Clean Energy Co., Ltd. Class H...  6,150,000  2,459,270
    Beijing North Star Co., Ltd. Class H..............  5,028,000  1,584,855
#*  Beijing Properties Holdings, Ltd..................  1,580,000    120,178
    Billion Industrial Holdings, Ltd..................     26,000     12,305
#   Biostime International Holdings, Ltd..............    913,000  2,481,910
#   Bloomage Biotechnology Corp., Ltd.................    927,500  1,535,017
#   Boer Power Holdings, Ltd..........................  1,689,000  1,840,051
#   Bosideng International Holdings, Ltd.............. 15,182,000  1,949,868
    BYD Electronic International Co., Ltd.............  4,058,815  4,255,672
    C C Land Holdings, Ltd............................  8,048,343  1,386,103
    C.banner International Holdings, Ltd..............     62,000     18,160
    Carrianna Group Holdings Co., Ltd.................  2,127,257    254,733
    CECEP COSTIN New Materials Group, Ltd.............  1,576,000    660,816
    Central China Real Estate, Ltd....................  3,972,626    991,442
#   Changshouhua Food Co., Ltd........................  1,751,000  1,203,340
#*  Chaoda Modern Agriculture Holdings, Ltd...........  6,771,138    473,980
#   Chaowei Power Holdings, Ltd.......................  3,086,000  1,289,217
*   Chigo Holding, Ltd................................ 24,026,000    516,381
#   China Aerospace International Holdings, Ltd....... 13,748,500  1,730,706
    China Agri-Industries Holdings, Ltd............... 11,847,800  4,800,730
#   China All Access Holdings, Ltd....................  3,184,000  1,066,828
    China Animal Healthcare, Ltd......................  3,671,000  2,474,053
    China Aoyuan Property Group, Ltd..................  6,676,000  1,074,554
*   China Automation Group, Ltd.......................  3,303,000    382,867
    China BlueChemical, Ltd........................... 10,006,000  3,478,406
*   China Chengtong Development Group, Ltd............  2,808,000    167,250
    China Child Care Corp., Ltd.......................  3,156,000    500,816
    China Communications Services Corp., Ltd.
      Class H......................................... 12,808,000  5,784,072
*   China Culiangwang Beverages Holdings, Ltd.........    829,500     46,821
#   China Datang Corp. Renewable Power Co., Ltd.
      Class H......................................... 14,482,000  2,085,197
#   China Dongxiang Group Co., Ltd.................... 13,246,985  2,234,809
#*  China Dredging Environment Protection Holdings,
      Ltd.............................................  3,088,000    542,309
*   China Energine International Holdings, Ltd........  2,306,000    248,602
    China Everbright, Ltd.............................  3,554,000  7,667,511
#   China Fiber Optic Network System Group, Ltd.......  5,540,000  1,348,625
*   China Fire Safety Enterprise Group, Ltd...........  1,875,000    144,894
#*  China Foods, Ltd..................................  4,416,000  1,456,485
    China Glass Holdings, Ltd.........................  4,522,000    581,294

                                     1871

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
CHINA -- (Continued)
*   China High Precision Automation Group, Ltd.........  1,289,000 $   38,035
*   China High Speed Transmission Equipment Group Co.,
      Ltd..............................................  5,770,000  4,073,827
#   China Hongqiao Group, Ltd..........................  3,378,000  2,154,017
*   China Household Holdings, Ltd......................  7,490,000    512,067
#*  China Huiyuan Juice Group, Ltd.....................  3,440,000  1,120,897
#   China ITS Holdings Co., Ltd........................  4,003,412    480,035
#*  China Jiuhao Health Industry Corp., Ltd............  5,180,000    467,732
#   China Lesso Group Holdings, Ltd....................  6,105,000  2,952,209
    China Lilang, Ltd..................................  2,817,000  1,769,767
#*  China Lumena New Materials Corp.................... 14,530,000    878,570
#   China Machinery Engineering Corp. Class H..........  3,624,000  3,074,981
    China Medical System Holdings, Ltd.................  5,090,500  8,791,500
#   China Merchants Land, Ltd..........................  6,844,000    970,548
#*  China Metal Recycling Holdings, Ltd................  2,401,686    547,732
*   China Mining Resources Group, Ltd..................    414,000      3,513
#*  China Modern Dairy Holdings, Ltd...................  9,767,000  3,140,690
    China National Materials Co., Ltd..................  6,843,000  1,819,408
*   China New Town Development Co., Ltd................  7,713,148    431,484
#   China Oceanwide Holdings, Ltd......................  7,098,000    763,492
#   China Oil & Gas Group, Ltd......................... 23,660,000  3,048,509
    China Outfitters Holdings, Ltd.....................     24,000      2,764
#   China Overseas Grand Oceans Group, Ltd.............  4,992,500  2,625,483
#   China Power International Development, Ltd......... 14,210,000  8,177,667
#*  China Power New Energy Development Co., Ltd........ 31,840,000  1,942,378
#*  China Precious Metal Resources Holdings Co., Ltd... 21,946,318  1,926,711
*   China Properties Group, Ltd........................  2,464,000    415,821
*   China Qinfa Group, Ltd.............................  2,656,000     87,946
#*  China Rare Earth Holdings, Ltd.....................  7,432,000  1,229,795
#*  China Rongsheng Heavy Industries Group Holdings,
      Ltd.............................................. 15,127,500  1,373,062
*   China Ruifeng Renewable Energy, Ltd................    468,000     65,804
#   China Sanjiang Fine Chemicals Co., Ltd.............  3,157,000    936,555
#*  China SCE Property Holdings, Ltd...................  6,589,200  1,268,499
#   China Shanshui Cement Group, Ltd................... 10,313,000  4,595,422
    China Shineway Pharmaceutical Group, Ltd...........  1,696,200  2,657,338
#*  China Shipping Container Lines Co., Ltd. Class H...  4,288,000  1,351,199
#*  China Shipping Development Co., Ltd. Class H.......  8,656,000  6,147,646
#   China Singyes Solar Technologies Holdings, Ltd.....  2,768,200  3,868,377
#   China South City Holdings, Ltd..................... 12,770,000  4,193,524
    China Southern Airlines Co., Ltd. Class H..........     22,000     11,715
    China Starch Holdings, Ltd.........................  6,470,000    142,700
#   China Suntien Green Energy Corp., Ltd. Class H.....  9,955,000  2,214,431
*   China Taifeng Beddings Holdings, Ltd...............  1,500,000    187,004
*   China Taiping Insurance Holdings Co., Ltd..........  1,974,820  6,074,195
#*  China Tian Lun Gas Holdings, Ltd...................    876,000    918,274
*   China Tianyi Holdings, Ltd.........................  2,336,000    217,424
*   China Tontine Wines Group, Ltd.....................  1,610,000     57,112
#*  China Traditional Chinese Medicine Co., Ltd........  2,158,000  1,405,614
    China Travel International Investment Hong Kong,
      Ltd.............................................. 14,349,900  4,764,410
    China Vanadium Titano--Magnetite Mining Co., Ltd...  6,231,000    569,451
#   China Water Affairs Group, Ltd.....................  6,502,000  3,069,751
#*  China Water Industry Group, Ltd....................  2,272,000    426,463
*   China WindPower Group, Ltd......................... 25,974,964  1,582,173
#*  China Yurun Food Group, Ltd........................  8,254,000  3,173,094

                                     1872

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
    China ZhengTong Auto Services Holdings, Ltd........  4,789,000 $ 2,403,415
*   China Zhongsheng Resources Holdings, Ltd...........  1,420,000      65,499
#   China Zhongwang Holdings, Ltd......................  8,740,800   3,844,760
*   Chinasoft International, Ltd.......................  6,164,000   1,963,512
*   Chinese People Holdings Co., Ltd................... 11,425,709     186,599
*   Chongqing Iron & Steel Co., Ltd. Class H...........  2,247,400     453,030
    Chongqing Machinery & Electric Co., Ltd. Class H...  6,936,000   1,068,540
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd....................................  2,662,000     668,462
#   CIMC Enric Holdings, Ltd...........................  2,868,000   2,197,462
*   CITIC Dameng Holdings, Ltd.........................  1,299,000      94,994
#*  CITIC Resources Holdings, Ltd...................... 13,066,600   1,714,062
    Citychamp Watch & Jewellery Group, Ltd............. 11,388,000   1,394,719
    Clear Media, Ltd...................................    251,000     249,201
*   CNNC International, Ltd............................    417,000     159,363
*   Coastal Greenland, Ltd.............................  5,672,000     165,534
#   Comba Telecom Systems Holdings, Ltd................  5,265,234   1,269,119
#*  Comtec Solar Systems Group, Ltd....................  4,320,000     543,428
    Coolpad Group, Ltd................................. 13,696,000   2,776,294
#   Cosco International Holdings, Ltd..................  2,703,000   1,107,908
    COSCO Pacific, Ltd.................................    551,792     802,741
*   Coslight Technology International Group Co., Ltd...    728,000     445,552
#   CP Pokphand Co., Ltd............................... 25,710,594   2,914,637
    CPMC Holdings, Ltd.................................  2,191,000   1,171,520
*   DaChan Food Asia, Ltd..............................  1,725,955     201,042
#   Dah Chong Hong Holdings, Ltd.......................  4,452,000   2,606,998
#   Dalian Port PDA Co., Ltd. Class H..................  6,070,000   2,076,860
    DaMing International Holdings, Ltd.................    666,000     190,792
#   Daphne International Holdings, Ltd.................  6,410,000   2,055,430
#   Dawnrays Pharmaceutical Holdings, Ltd..............  2,630,943   1,812,035
#*  DBA Telecommunication Asia Holdings, Ltd...........  2,108,000     103,601
    Digital China Holdings, Ltd........................  5,085,800   4,804,288
#   Dongfang Electric Corp., Ltd. Class H..............    183,600     402,201
#   Dongjiang Environmental Co., Ltd. Class H..........     76,150     263,876
    Dongyue Group, Ltd.................................  7,163,000   2,493,512
#*  Dynasty Fine Wines Group, Ltd......................  1,614,000      56,213
    Embry Holdings, Ltd................................    473,000     244,871
    EVA Precision Industrial Holdings, Ltd.............  5,958,435   1,416,687
*   EverChina International Holdings Co., Ltd.......... 17,180,000     660,640
    Evergreen International Holdings, Ltd..............  1,246,000     134,442
*   Extrawell Pharmaceutical Holdings, Ltd.............    977,921      40,933
#   Fantasia Holdings Group Co., Ltd................... 11,352,000   1,125,368
#   First Tractor Co., Ltd. Class H....................  3,351,176   2,458,640
    Franshion Properties China, Ltd.................... 22,672,300   6,656,589
    Freetech Road Recycling Technology Holdings, Ltd...  1,737,000     238,686
#   Fufeng Group, Ltd..................................  6,004,600   3,033,477
*   GCL-Poly Energy Holdings, Ltd......................  5,697,000   1,244,383
#   Geely Automobile Holdings, Ltd..................... 26,870,000  11,042,848
*   Global Bio-Chem Technology Group Co., Ltd..........  9,996,800     289,222
*   Global Sweeteners Holdings, Ltd....................    770,951      40,051
*   Glorious Property Holdings, Ltd.................... 14,915,501   1,710,198
    Goldbond Group Holdings, Ltd.......................    210,000       8,128
#   Golden Eagle Retail Group, Ltd.....................  3,089,000   3,682,320
#   Golden Meditech Holdings, Ltd......................  4,855,193     680,209

                                     1873

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES     VALUE++
                                                      ---------- -----------
CHINA -- (Continued)
#*  Goldin Properties Holdings, Ltd..................    882,000 $   503,494
    Goldlion Holdings, Ltd...........................  1,104,962     474,472
    GOME Electrical Appliances Holding, Ltd.......... 53,317,000   7,407,826
    Good Friend International Holdings, Inc..........    404,667     114,926
#   Goodbaby International Holdings, Ltd.............  3,586,000   1,129,319
#   Greatview Aseptic Packaging Co., Ltd.............  3,949,000   1,805,210
#   Greenland Hong Kong Holdings, Ltd................  2,101,000     819,284
#   Greentown China Holdings, Ltd....................  4,381,648   3,889,669
#*  Guangdong Land Holdings, Ltd.....................  4,396,800   1,129,410
    Guangshen Railway Co., Ltd. Class H..............  7,452,000   3,853,890
    Guangshen Railway Co., Ltd. Sponsored ADR........      5,067     129,817
    Guangzhou R&F Properties Co., Ltd................  1,181,600   1,353,327
#   Guodian Technology & Environment Group Corp.,
      Ltd. Class H...................................  4,176,000     520,290
    Hainan Meilan International Airport Co., Ltd.
      Class H........................................    720,000     584,470
    Haitian International Holdings, Ltd..............  2,687,000   5,223,353
#   Hanergy Thin Film Power Group, Ltd............... 42,960,000  19,901,830
    Harbin Electric Co., Ltd. Class H................  4,287,413   3,065,840
    Henderson Investment, Ltd........................    596,000      52,147
*   Heng Tai Consumables Group, Ltd.................. 13,916,453     156,769
#   Hengdeli Holdings, Ltd........................... 12,969,399   2,415,951
#*  Hidili Industry International Development, Ltd...  5,079,000     438,947
#   Hilong Holding, Ltd..............................  3,965,000   1,224,094
*   Hisense Kelon Electrical Holdings Co., Ltd.
      Class H........................................  2,030,000   1,646,627
*   HKC Holdings, Ltd................................ 19,289,447     632,466
#   Honghua Group, Ltd...............................  8,912,000   1,091,208
    Hopefluent Group Holdings, Ltd...................    787,670     239,300
#   Hopewell Highway Infrastructure, Ltd.............  4,662,000   2,253,290
#*  Hopson Development Holdings, Ltd.................  3,760,000   3,333,501
#   HOSA International, Ltd..........................  1,648,000     675,392
    Hua Han Bio-Pharmaceutical Holdings, Ltd......... 12,185,132   2,917,643
*   Hua Lien International Holding Co., Ltd..........    998,000      41,661
    Huabao International Holdings, Ltd............... 10,105,014   7,962,538
    Huaneng Renewables Corp., Ltd. Class H........... 15,688,000   5,584,159
#*  Hunan Nonferrous Metal Corp., Ltd. Class H....... 10,634,000   5,504,556
    Inspur International, Ltd........................  2,056,000     437,348
    Intime Retail Group Co., Ltd.....................  6,140,500   3,776,648
*   Jinchuan Group International Resources Co., Ltd..  2,262,000     133,338
    Jingwei Textile Machinery Class H................  1,272,000   1,568,636
#   Ju Teng International Holdings, Ltd..............  4,826,000   2,544,821
    Jutal Offshore Oil Services, Ltd.................    728,000     106,148
*   Kai Yuan Holdings, Ltd........................... 15,260,000     157,086
#   Kaisa Group Holdings, Ltd........................  9,828,000   2,028,404
    Kasen International Holdings, Ltd................    222,000      27,264
    Kingboard Chemical Holdings, Ltd.................  3,762,921   6,076,176
    Kingboard Laminates Holdings, Ltd................  5,419,000   2,295,555
#*  Kingdee International Software Group Co., Ltd....  9,027,200   2,918,526
#   Kingsoft Corp., Ltd..............................  2,179,000   5,192,696
    KWG Property Holding, Ltd........................ 10,280,950   6,632,061
*   Labixiaoxin Snacks Group, Ltd....................  2,222,000     231,396
    Lai Fung Holdings, Ltd........................... 26,531,614     521,532
#   Le Saunda Holdings, Ltd..........................  1,778,000     655,043
    Lee & Man Chemical Co., Ltd......................    998,785     522,045
    Lee & Man Paper Manufacturing, Ltd...............  8,268,000   4,341,032

                                     1874

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ----------- ----------
CHINA -- (Continued)
*   Leoch International Technology, Ltd...............   1,436,000 $  201,599
*   Li Ning Co., Ltd..................................     182,395     79,820
#*  Lianhua Supermarket Holdings Co., Ltd. Class H....   2,144,600  1,036,692
#*  Lifetech Scientific Corp..........................   4,496,000    855,871
    Lijun International Pharmaceutical Holding Co.,
      Ltd.............................................   9,408,000  4,394,212
*   Lingbao Gold Co., Ltd. Class H....................     682,000    120,586
    Livzon Pharmaceutical Group, Inc. Class H.........     154,300    857,989
*   LK Technology Holdings, Ltd.......................     837,500     59,705
    Lonking Holdings, Ltd.............................  12,626,000  2,388,372
*   Loudong General Nice Resources China Holdings,
      Ltd.............................................   7,842,140    618,128
*   Maanshan Iron & Steel Co., Ltd. Class H...........   9,564,000  2,598,071
    Maoye International Holdings, Ltd.................   6,490,000    969,614
#*  Microport Scientific Corp.........................   2,233,000    976,303
#   MIE Holdings Corp.................................   5,568,000    631,538
    MIN XIN Holdings, Ltd.............................     490,000    364,029
#*  Mingfa Group International Co., Ltd...............   6,516,000  2,131,800
*   Mingyuan Medicare Development Co., Ltd............   6,950,000    185,415
    Minmetals Land, Ltd...............................   6,738,000    771,779
#   Minth Group, Ltd..................................   3,199,000  6,659,414
#   MMG, Ltd..........................................   8,022,000  2,295,838
    MOBI Development Co., Ltd.........................   1,466,000    303,535
*   Nan Hai Corp., Ltd................................  29,650,000    159,649
    Nature Home Holding Co., Ltd......................     520,000     84,482
#   NetDragon Websoft, Inc............................     979,544  1,715,515
    New World Department Store China, Ltd.............   2,581,462    712,356
#   Nine Dragons Paper Holdings, Ltd..................   9,746,000  7,134,177
#*  North Mining Shares Co., Ltd......................  19,560,000    840,144
#   NVC Lighting Holdings, Ltd........................   7,010,000  1,200,389
*   O-Net Communications Group, Ltd...................   1,308,000    276,274
    Overseas Chinese Town Asia Holdings, Ltd..........   1,230,183    713,062
#   Pacific Online, Ltd...............................   2,040,365    747,266
#   Parkson Retail Group, Ltd.........................   6,696,500  1,593,420
*   PAX Global Technology, Ltd........................   1,141,000  1,068,352
    Peak Sport Products Co., Ltd......................   2,750,000    751,318
#   Phoenix Satellite Television Holdings, Ltd........   5,986,000  1,863,640
    Poly Property Group Co., Ltd......................  13,552,000  6,312,465
*   Ports Design, Ltd.................................   2,176,000    838,844
*   Pou Sheng International Holdings, Ltd.............   8,891,806    687,300
*   Powerlong Real Estate Holdings, Ltd...............   6,377,000    878,915
*   Prosperity International Holdings HK, Ltd.........   5,020,000    148,259
    Qingling Motors Co., Ltd. Class H.................   1,694,000    567,943
*   Qunxing Paper Holdings Co., Ltd...................     669,913     32,665
*   Real Gold Mining, Ltd.............................     300,500     10,195
    Real Nutriceutical Group, Ltd.....................   4,452,000  1,258,571
#*  Renhe Commercial Holdings Co., Ltd................  95,037,000  4,289,384
#   REXLot Holdings, Ltd..............................  52,801,502  4,123,371
#   Road King Infrastructure, Ltd.....................   1,438,000  1,227,258
    Samson Holding, Ltd...............................   3,499,000    455,942
#*  Sany Heavy Equipment International Holdings Co.,
      Ltd.............................................   5,389,000  1,150,954
    Sateri Holdings, Ltd..............................     328,000     39,363
    Scud Group, Ltd...................................   1,876,000    225,271
*   Semiconductor Manufacturing International Corp.... 113,913,000  9,873,827
*   Semiconductor Manufacturing International Corp.
      ADR.............................................      31,979    135,271

                                     1875

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
    Shandong Chenming Paper Holdings, Ltd. Class H.....  1,863,000 $   917,760
    Shanghai Industrial Holdings, Ltd..................  2,226,000   6,576,380
#* Shanghai Industrial Urban Development Group, Ltd... 9,080,000 1,459,773 Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H.....................................  6,220,000   2,070,261
    Shanghai Prime Machinery Co., Ltd. Class H.........  4,298,000     770,173
*   Shanghai Zendai Property, Ltd......................  8,390,000     198,053
    Shengli Oil & Gas Pipe Holdings, Ltd...............  4,506,000     220,294
    Shenguan Holdings Group, Ltd.......................  6,102,000   1,701,686
    Shenzhen Expressway Co., Ltd. Class H..............  3,662,400   2,852,421
    Shenzhen International Holdings, Ltd...............  4,811,751   6,934,616
    Shenzhen Investment, Ltd........................... 15,749,378   4,525,156
    Shenzhou International Group Holdings, Ltd.........    644,000   2,323,393
*   Shougang Concord International Enterprises Co.,
      Ltd.............................................. 28,004,000   1,188,498
#   Shougang Fushan Resources Group, Ltd............... 21,052,000   4,475,215
    Shui On Land, Ltd.................................. 22,140,643   4,955,651
*   Shunfeng International Clean Energy, Ltd...........  1,710,000   1,323,158
    Sichuan Expressway Co., Ltd. Class H...............  4,606,000   1,955,226
*   Sijia Group Co.....................................  1,076,350      35,683
    Silver Grant International Industries, Ltd.........  4,750,000     698,390
*   SIM Technology Group, Ltd..........................  1,050,000      53,141
    Sino Biopharmaceutical, Ltd........................ 11,656,000  11,644,235
#*  Sino Oil And Gas Holdings, Ltd..................... 67,787,766   1,421,354
    Sino-Ocean Land Holdings, Ltd...................... 12,169,604   7,828,966
#*  Sinofert Holdings, Ltd............................. 13,377,327   2,478,879
*   Sinolink Worldwide Holdings, Ltd................... 10,218,800     788,226
#   SinoMedia Holding, Ltd.............................  1,983,000     957,904
#   Sinopec Kantons Holdings, Ltd......................  1,632,000   1,289,929
    Sinosoft Technology Group, Ltd.....................  1,144,000     498,219
#*  Sinotrans Shipping, Ltd............................  6,209,086   1,404,368
    Sinotrans, Ltd. Class H............................  9,131,000   6,515,501
    Sinotruk Hong Kong, Ltd............................  3,272,000   1,799,499
    SITC International Holdings Co., Ltd...............  4,385,000   2,413,808
    Skyworth Digital Holdings, Ltd.....................  9,993,245   5,648,479
    SMI Holdings Group, Ltd............................ 14,404,066     500,914
    SOHO China, Ltd....................................    512,500     357,909
*   Solargiga Energy Holdings, Ltd.....................  9,199,000     325,379
*   Sparkle Roll Group, Ltd............................  6,616,000     268,437
    Springland International Holdings, Ltd.............  3,824,000   1,176,824
#   SPT Energy Group, Inc..............................  4,248,000     679,134
    SRE Group, Ltd..................................... 16,652,346     448,952
    Sun King Power Electronics Group...................    132,000      11,202
    Sunac China Holdings, Ltd.......................... 10,171,000   9,105,264
#   Sunny Optical Technology Group Co., Ltd............  3,495,000   5,292,518
    TCC International Holdings, Ltd....................  5,131,098   1,869,840
#   TCL Communication Technology Holdings, Ltd.........  2,899,198   2,550,126
#*  TCL Multimedia Technology Holdings, Ltd............  3,322,510   1,451,473
#*  Technovator International, Ltd.....................     28,000      11,126
#   Tenfu Cayman Holdings Co., Ltd.....................    185,000      70,437
#   Texhong Textile Group, Ltd.........................  1,763,500   1,328,036
    Tian An China Investment Co., Ltd..................  1,383,000     854,733
    Tian Shan Development Holding, Ltd.................  1,490,000     635,609
    Tiande Chemical Holdings, Ltd......................     64,000      11,006
#   Tiangong International Co., Ltd....................  7,710,000   1,347,898

                                     1876

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
CHINA -- (Continued)
    Tianjin Capital Environmental Protection Group
      Co., Ltd. Class H................................  1,572,000 $1,046,396
    Tianjin Development Hldgs, Ltd.....................  2,116,000  1,492,148
*   Tianjin Jinran Public Utilities Co., Ltd. Class H..  2,970,000    470,913
    Tianjin Port Development Holdings, Ltd............. 10,408,800  2,103,155
#   Tianneng Power International, Ltd..................  4,228,048  1,033,020
#   Tibet 5100 Water Resources Holdings, Ltd...........  6,712,000  2,269,790
    Time Watch Investments, Ltd........................  1,254,000    167,879
#   Tomson Group, Ltd..................................  1,120,751    271,709
#   Tong Ren Tang Technologies Co., Ltd. Class H.......  3,268,000  4,081,133
#   Tongda Group Holdings, Ltd......................... 15,180,000  2,004,515
    Tonly Electronics Holdings, Ltd....................    431,176    304,230
    Top Spring International Holdings, Ltd.............    150,500     42,327
    Towngas China Co., Ltd.............................  4,790,000  4,183,139
    TPV Technology, Ltd................................  4,795,964    979,463
    Travelsky Technology, Ltd. Class H.................  4,569,090  4,832,648
#   Trigiant Group, Ltd................................  2,944,000    614,042
*   Trony Solar Holdings Co., Ltd......................  1,757,000     26,744
#   Truly International Holdings, Ltd..................  7,583,573  2,738,397
#   Uni-President China Holdings, Ltd..................  5,477,000  4,736,413
*   United Energy Group, Ltd........................... 13,116,450  1,854,452
#*  V1 Group, Ltd...................................... 17,321,600  1,331,640
#*  Wanda Hotel Development Co., Ltd...................    558,000    106,437
    Wanguo International Mining Group, Ltd.............    308,000     94,259
    Wasion Group Holdings, Ltd.........................  2,612,000  2,447,642
    Weiqiao Textile Co. Class H........................  2,641,000  1,444,992
#   Welling Holding, Ltd...............................  5,518,000  1,018,218
    West China Cement, Ltd............................. 16,444,000  1,837,255
*   Winsway Enterprises Holdings, Ltd..................  6,894,000    211,662
#   Wisdom Holdings Group..............................  2,748,000  1,655,411
    World Wide Touch Technology Holdings, Ltd..........  3,216,000     83,549
#   Wumart Stores, Inc. Class H........................  2,513,000  1,773,223
#   Xiamen International Port Co., Ltd. Class H........  5,518,000  1,400,248
*   Xiao Nan Guo Restaurants Holdings, Ltd.............    792,000     96,227
    Xingda International Holdings, Ltd.................  5,376,000  1,686,596
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H..........................................    307,103    277,308
    Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H..........................................    842,200  1,340,494
*   Xinjiang Xinxin Mining Industry Co., Ltd.
      Class H..........................................  4,511,598    828,140
*   Xiwang Property Holdings Co., Ltd..................  1,200,344     56,938
    Xiwang Special Steel Co., Ltd......................  3,174,000    448,470
    XTEP International Holdings, Ltd...................  3,511,000  1,238,350
#*  Yanchang Petroleum International, Ltd.............. 26,190,000  1,028,827
#   Yingde Gases Group Co., Ltd........................  5,534,000  3,728,872
#   Yip's Chemical Holdings, Ltd.......................  1,646,000    954,211
    Youyuan International Holdings, Ltd................  1,403,700    282,369
    Yuanda China Holdings, Ltd......................... 11,554,000    670,470
    Yuexiu Property Co., Ltd........................... 46,110,284  9,080,329
#   Yuexiu Transport Infrastructure, Ltd...............  3,850,018  2,603,248
#   Yuzhou Properties Co., Ltd.........................  5,245,120  1,264,243
#*  Zall Development Group, Ltd........................  3,598,000  1,235,323
#   Zhaojin Mining Industry Co., Ltd...................  4,386,500  2,679,050
    Zhejiang Expressway Co., Ltd. Class H..............  5,450,000  6,949,517
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H..........................................    859,600    514,748
#   Zhong An Real Estate, Ltd..........................  5,087,400    676,956

                                     1877

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
#   Zhongsheng Group Holdings, Ltd.....................  3,195,000 $  2,779,513
    Zhuzhou CSR Times Electric Co., Ltd. Class H         1,824,000   10,175,109
                                                                   ------------
TOTAL CHINA............................................             719,941,703
                                                                   ------------
COLOMBIA -- (0.1%)
    Bolsa de Valores de Colombia....................... 22,283,259      168,951
    Celsia SA ESP......................................    698,168    1,473,592
    Constructora Conconcreto SA........................    293,150      164,596
    Empresa de Telecomunicaciones de Bogota............  1,981,412      365,424
*   Fabricato SA....................................... 13,706,296       53,084
    Grupo Odinsa SA....................................     39,599      110,358
    Isagen SA ESP......................................    440,925      521,340
    Mineros SA.........................................    102,961       80,597
                                                                   ------------
TOTAL COLOMBIA.........................................               2,937,942
                                                                   ------------
GREECE -- (0.4%)
    Aegean Airlines SA.................................    246,576    1,908,448
*   Astir Palace Hotel SA..............................     73,995      220,015
    Athens Water Supply & Sewage Co. SA (The)..........    138,786      908,205
*   Attica Bank SA.....................................  1,077,474       70,090
    Bank of Greece.....................................    142,930    1,561,690
*   Ellaktor SA........................................    909,399    1,741,801
    Elval--Hellenic Aluminium Industry SA..............     61,004       68,176
*   Fourlis Holdings SA................................    283,268      889,892
*   Frigoglass SA......................................    167,513      309,432
*   GEK Terna Holding Real Estate Construction SA......    475,188      940,199
    Hellenic Exchanges--Athens Stock Exchange SA
      Holding..........................................    536,300    2,876,246
    Iaso SA............................................    234,070      195,089
*   Intracom Holdings SA...............................    686,768      269,534
*   Intralot SA-Integrated Lottery Systems & Services..    865,039    1,278,771
*   J&P-Avax SA........................................    137,291       79,324
*   Lamda Development SA...............................     92,510      294,401
*   Marfin Investment Group Holdings SA................  6,320,159    1,124,859
    Metka SA...........................................    185,058    1,878,079
    Motor Oil Hellas Corinth Refineries SA.............    329,711    2,235,105
*   Mytilineos Holdings SA.............................    507,954    2,882,429
    Piraeus Port Authority SA..........................     42,172      470,407
    Sarantis SA........................................     95,423      758,566
    Terna Energy SA....................................    257,713      620,656
                                                                   ------------
TOTAL GREECE...........................................              23,581,414
                                                                   ------------
HUNGARY -- (0.0%)
*   Danubius Hotel and SpA P.L.C.......................     29,390      545,739
#*  FHB Mortgage Bank P.L.C............................     27,009       68,211
                                                                   ------------
TOTAL HUNGARY..........................................                 613,950
                                                                   ------------
INDIA -- (12.1%)
*   3M India, Ltd......................................      5,470      600,038
    Aarti Industries...................................    117,066      537,289
    Aban Offshore, Ltd.................................    175,035    1,324,043
*   ABG Shipyard, Ltd..................................    174,417      576,202
*   Adani Power, Ltd...................................  2,263,370    1,893,344

                                     1878

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
INDIA -- (Continued)
*   Advanta, Ltd.......................................   142,847 $   766,765
    Aegis Logistics, Ltd...............................    81,340     553,580
    Agro Tech Foods, Ltd...............................    54,133     594,698
    Ahmednagar Forgings, Ltd...........................   107,463     558,661
    AIA Engineering, Ltd...............................   166,457   3,047,535
    Ajanta Pharma, Ltd.................................   107,274   4,427,398
    Akzo Nobel India, Ltd..............................    67,372   1,624,897
    Alembic Pharmaceuticals, Ltd.......................   515,510   3,888,699
    Alembic, Ltd.......................................   553,531     389,657
    Allahabad Bank..................................... 1,087,083   2,025,183
    Allcargo Logistics, Ltd............................   107,666     570,398
    Alok Industries, Ltd............................... 5,490,403     885,009
    Alstom India, Ltd..................................   148,374   1,674,019
    Alstom T&D India, Ltd..............................    17,891     136,350
    Amara Raja Batteries, Ltd..........................   505,255   6,973,505
    Amtek Auto, Ltd....................................   691,784   1,927,740
    Amtek India, Ltd...................................   477,099     514,029
    Anant Raj, Ltd..................................... 1,147,745     928,033
*   Andhra Bank........................................ 1,077,921   1,591,723
    Apar Industries, Ltd...............................    91,880     549,416
    Apollo Hospitals Enterprise, Ltd...................    65,541   1,383,532
    Apollo Tyres, Ltd.................................. 1,708,065   6,650,902
    Arvind, Ltd........................................ 1,340,968   6,253,731
*   Asahi India Glass, Ltd.............................   344,847     740,584
*   Ashok Leyland, Ltd................................. 8,562,959   9,072,544
    Atul, Ltd..........................................    71,133   1,478,436
    Aurobindo Pharma, Ltd..............................   982,963  19,804,707
    Automotive Axles, Ltd..............................    11,648     136,427
    Bajaj Corp., Ltd...................................   246,609   1,649,407
    Bajaj Electricals, Ltd.............................   207,026     777,010
    Bajaj Finance, Ltd.................................    62,702   4,087,764
    Bajaj Finserv, Ltd.................................   117,508   2,745,605
*   Bajaj Hindusthan, Ltd.............................. 1,721,602     528,049
    Bajaj Holdings & Investment, Ltd...................    92,719   2,111,208
    Balkrishna Industries, Ltd.........................   224,831   2,353,175
    Ballarpur Industries, Ltd.......................... 1,878,459     477,549
    Balmer Lawrie & Co., Ltd...........................    86,717     820,173
*   Balrampur Chini Mills, Ltd......................... 1,218,398   1,200,934
    Bank Of Maharashtra................................ 1,124,781     755,712
    Bannari Amman Sugars, Ltd..........................    15,663     301,175
    BASF India, Ltd....................................    62,823   1,253,423
    Bata India, Ltd....................................   145,561   3,332,138
    BEML, Ltd..........................................   121,779   1,768,564
    Berger Paints India, Ltd........................... 1,644,808   6,116,078
    BGR Energy Systems, Ltd............................   161,858     406,415
    Bharat Forge, Ltd..................................   737,890  12,279,708
    Bhushan Steel, Ltd.................................   314,562     427,134
    Biocon, Ltd........................................   508,356   3,403,471
    Birla Corp., Ltd...................................   156,555   1,338,306
    Blue Dart Express, Ltd.............................    28,535   3,141,860
    Blue Star, Ltd.....................................   179,663     974,894
    Bombay Burmah Trading Co...........................     9,468      65,291
    Bombay Dyeing & Manufacturing Co., Ltd.............   785,565   1,026,708

                                     1879

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
INDIA -- (Continued)
    Brigade Enterprises, Ltd...........................   137,271 $   372,845
    Britannia Industries, Ltd..........................   212,967   6,504,551
    Carborundum Universal, Ltd.........................   329,688     944,021
    CCL Products India, Ltd............................   260,631     798,110
    Ceat, Ltd..........................................   138,577   1,832,007
*   Central Bank Of India..............................   471,636     794,641
    Century Plyboards India, Ltd.......................   161,335     479,743
    Century Textiles & Industries, Ltd.................   356,772   3,294,143
    CESC, Ltd..........................................   546,678   6,408,599
    Chambal Fertilizers & Chemicals, Ltd............... 1,272,489   1,242,671
*   Chennai Petroleum Corp., Ltd.......................   393,287     491,715
    Cholamandalam Investment and Finance Co., Ltd......    71,956     629,379
    City Union Bank, Ltd............................... 1,370,347   2,058,922
    Clariant Chemicals India, Ltd......................    58,820     860,698
    Claris Lifesciences, Ltd...........................    82,834     237,442
    CMC, Ltd...........................................    65,297   1,977,436
    Coromandel International, Ltd......................   517,941   2,420,446
    Corp. Bank......................................... 1,081,080   1,217,591
    Cox & Kings, Ltd...................................   447,253   2,186,161
    CRISIL, Ltd........................................    38,313   1,295,103
    Crompton Greaves, Ltd.............................. 2,205,917   6,736,575
    Cyient, Ltd........................................   311,840   2,717,424
    Dalmia Bharat, Ltd.................................    91,046     704,972
    DB Corp., Ltd......................................    43,770     271,403
*   DB Realty, Ltd.....................................   815,914   1,201,305
*   DCB Bank, Ltd...................................... 1,475,813   2,809,074
    DCM Shriram, Ltd...................................   260,162     616,465
    Deepak Fertilisers & Petrochemicals Corp., Ltd.....   267,748     612,697
    Delta Corp., Ltd...................................   810,016   1,162,630
*   DEN Networks, Ltd..................................   343,697     601,965
    Dena Bank.......................................... 1,211,874   1,114,995
    Dewan Housing Finance Corp., Ltd...................    27,941     212,498
*   Dish TV India, Ltd................................. 3,087,132   3,938,833
    Dishman Pharmaceuticals & Chemicals, Ltd...........   237,747     582,250
    Dredging Corp. Of India, Ltd.......................    11,933      75,337
    eClerx Services, Ltd...............................    80,330   1,671,418
    Edelweiss Financial Services, Ltd.................. 1,665,975   1,862,035
    Eicher Motors, Ltd.................................    40,288  10,543,363
*   EID Parry India, Ltd...............................   507,879   1,591,034
    EIH, Ltd...........................................   856,702   1,578,581
    Electrosteel Castings, Ltd.........................   711,611     189,609
    Elgi Equipments, Ltd...............................   230,271     595,258
    Emami, Ltd.........................................   142,377   2,106,476
    Engineers India, Ltd...............................   395,610   1,382,986
    Entertainment Network India, Ltd...................    48,584     431,747
*   Eros International Media, Ltd......................   246,347   1,436,753
    Escorts, Ltd.......................................   523,565   1,086,046
*   Ess Dee Aluminium, Ltd.............................   125,607     536,184
*   Essar Oil, Ltd..................................... 2,063,648   3,703,901
    Essar Ports, Ltd...................................   458,381     801,213
*   Essar Shipping, Ltd................................        --          --
    Essel Propack, Ltd.................................   393,109     762,131
    Eveready Industries India, Ltd.....................   117,961     389,480

                                     1880

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
INDIA -- (Continued)
    Exide Industries, Ltd.............................. 1,310,267 $3,926,840
    FAG Bearings India, Ltd............................    29,702  1,803,058
    FDC, Ltd...........................................   458,029  1,213,589
    Federal Bank, Ltd.................................. 4,298,361  9,792,620
*   Federal-Mogul Goetze India, Ltd....................    72,593    509,145
    Financial Technologies India, Ltd..................   124,447    404,708
    Finolex Cables, Ltd................................   584,195  2,374,879
    Finolex Industries, Ltd............................   356,978  1,658,417
*   Firstsource Solutions, Ltd......................... 1,587,764    727,595
*   Fortis Healthcare, Ltd.............................   907,862  1,680,382
*   Future Consumer Enterprise, Ltd.................... 2,458,493    528,537
    Future Lifestyle Fashions, Ltd.....................    21,868     25,500
    Future Retail, Ltd.................................   415,146    790,610
    Gabriel India, Ltd.................................   407,418    679,629
*   Gammon Infrastructure Projects, Ltd................   355,449     92,941
    Gateway Distriparks, Ltd...........................   527,515  3,261,537
    Gati, Ltd..........................................   220,146    884,925
    GHCL, Ltd..........................................    66,113     79,895
    Gillette India, Ltd................................    14,470    794,027
*   Gitanjali Gems, Ltd................................   126,872     95,683
    Global Offshore Services, Ltd......................    57,492    772,841
    GMR Infrastructure, Ltd............................ 9,412,702  2,957,405
    Godfrey Phillips India, Ltd........................    25,617    244,858
*   Godrej Industries, Ltd.()..........................       233      1,168
    Godrej Industries, Ltd.(B1BFBC9)...................   291,033  1,451,785
    Godrej Properties, Ltd.............................   449,175  2,018,435
    Graphite India, Ltd................................   389,722    489,864
    Great Eastern Shipping Co., Ltd. (The).............   447,972  2,617,375
    Greaves Cotton, Ltd................................   584,703  1,366,757
    Grindwell Norton, Ltd..............................    18,171    184,548
    Gruh Finance, Ltd..................................   222,390    983,161
*   GTL Infrastructure, Ltd............................ 1,158,583     43,841
    Gujarat Alkalies & Chemicals, Ltd..................   198,644    618,320
    Gujarat Fluorochemicals, Ltd.......................   173,630  2,041,841
*   Gujarat Gas Co., Ltd...............................   146,192  1,541,085
    Gujarat Industries Power Co., Ltd..................    98,741    134,436
    Gujarat Mineral Development Corp., Ltd.............   693,162  1,370,745
    Gujarat Narmada Valley Fertilizers & Chemicals,
      Ltd..............................................   350,398    490,400
*   Gujarat NRE Coke, Ltd..............................   232,654     20,122
*   Gujarat Pipavav Port, Ltd..........................   822,833  2,731,198
    Gujarat State Fertilisers & Chemicals, Ltd.........   969,096  1,564,519
    Gujarat State Petronet, Ltd........................ 1,152,841  2,143,517
    Gulf Oil Corp., Ltd................................    76,450    206,768
    Gulf Oil Lubricants India, Ltd.....................    76,450    672,498
*   GVK Power & Infrastructure, Ltd.................... 5,583,655    944,144
*   Hathway Cable & Datacom, Ltd....................... 1,851,805  1,907,567
    Havells India, Ltd................................. 1,856,255  7,722,383
*   HCL Infosystems, Ltd...............................   626,484    509,090
    HEG, Ltd...........................................    94,448    339,492
*   HeidelbergCement India, Ltd........................   588,763    836,378
*   Hexa Tradex, Ltd...................................    73,518     31,476
    Hexaware Technologies, Ltd......................... 1,467,575  5,346,059
    Hikal, Ltd.........................................    15,556    192,167

                                     1881

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
INDIA -- (Continued)
*   Himachal Futuristic Communications, Ltd............ 3,769,953 $1,021,138
    Hinduja Global Solutions, Ltd......................    30,903    313,394
    Hinduja Ventures, Ltd..............................    36,075    192,717
*   Hindustan Construction Co., Ltd.................... 1,572,759    882,161
    Hindustan Petroleum Corp., Ltd.....................   682,702  7,272,950
    Hitachi Home & Life Solutions India, Ltd...........    64,496  1,160,166
    Honeywell Automation India, Ltd....................    13,295  1,565,916
*   Hotel Leela Venture, Ltd...........................   540,246    197,277
*   Housing Development & Infrastructure, Ltd.......... 2,481,124  4,463,053
    HSIL, Ltd..........................................   183,109  1,175,437
    HT Media, Ltd......................................   505,746  1,103,812
    Huhtamaki PPL, Ltd.................................    78,233    259,680
    ICRA, Ltd..........................................       447     24,141
    IDBI Bank, Ltd..................................... 1,553,832  1,775,568
    IIFL Holdings, Ltd................................. 1,258,501  3,629,393
    IL&FS Transportation Networks, Ltd.................   418,147  1,431,538
*   India Cements, Ltd. (The).......................... 1,733,197  3,016,988
    Indiabulls Housing Finance, Ltd....................   357,294  3,390,731
    Indian Bank........................................   511,107  1,524,461
*   Indian Hotels Co., Ltd............................. 2,387,814  4,659,727
    Indian Overseas Bank............................... 1,554,951  1,427,917
    Indoco Remedies, Ltd...............................   228,250  1,198,862
    Indraprastha Gas, Ltd..............................   468,548  3,495,802
    Info Edge India, Ltd...............................   158,914  2,165,651
    ING Vysya Bank, Ltd................................    21,126    313,792
    Ingersoll-Rand India, Ltd..........................    64,459    894,248
*   Inox Leisure, Ltd..................................   210,286    603,197
*   Intellect Design Arena, Ltd........................   628,348  1,105,836
*   International Paper APPM, Ltd......................    57,705    252,268
    Ipca Laboratories, Ltd.............................   370,908  3,809,728
    IRB Infrastructure Developers, Ltd................. 1,021,009  4,437,633
    Jagran Prakashan, Ltd..............................   684,214  1,495,240
    Jai Corp., Ltd.....................................   104,735    117,916
    Jain Irrigation Systems, Ltd....................... 2,710,285  3,063,266
*   Jaiprakash Associates, Ltd......................... 7,015,959  3,242,588
*   Jaiprakash Power Ventures, Ltd..................... 6,325,569  1,234,398
    Jammu & Kashmir Bank, Ltd. (The)................... 1,666,776  4,103,558
*   Jaypee Infratech, Ltd.............................. 3,103,300  1,036,933
    JB Chemicals & Pharmaceuticals, Ltd................   147,164    455,998
    JBF Industries, Ltd................................    57,757    237,546
    Jindal Drilling & Industries, Ltd..................     8,787     23,354
    Jindal Poly Films, Ltd.............................   104,923    417,864
*   Jindal Poly Investment & Finance Co., Ltd..........         1          1
    Jindal Saw, Ltd.................................... 1,151,803  1,494,949
*   Jindal Stainless, Ltd..............................   380,310    204,776
    JK Cement, Ltd.....................................   185,671  2,083,523
    JK Lakshmi Cement, Ltd.............................   355,433  2,227,706
    JK Tyre & Industries, Ltd..........................   501,105    979,798
    JM Financial, Ltd.................................. 2,073,645  1,741,221
    JSW Energy, Ltd.................................... 2,082,694  4,093,804
*   JSW Holdings, Ltd..................................     1,870     30,381
*   Jubilant Foodworks, Ltd............................   278,198  6,208,055
    Jubilant Life Sciences, Ltd........................   404,153  1,123,656

                                     1882

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
INDIA -- (Continued)
    Jyothy Laboratories, Ltd...........................   390,764 $1,831,988
    Kajaria Ceramics, Ltd..............................   232,004  2,739,743
*   Kakinada Fertilizers, Ltd..........................   632,948     21,482
    Kalpataru Power Transmission, Ltd..................   397,000  1,495,971
    Kansai Nerolac Paints, Ltd.........................    23,049    897,125
    Karnataka Bank, Ltd. (The)......................... 1,294,311  2,968,840
    Karur Vysya Bank, Ltd. (The).......................   347,092  3,332,575
    Kaveri Seed Co., Ltd...............................   186,967  2,200,507
    KEC International, Ltd.............................   743,980  1,131,897
*   Kesoram Industries, Ltd............................   287,821    579,266
    Kewal Kiran Clothing, Ltd..........................     1,598     49,633
    Kirloskar Brothers, Ltd............................       817      2,789
    Kirloskar Oil Engines, Ltd.........................   229,293    993,235
    Kolte-Patil Developers, Ltd........................    99,647    327,036
    KPIT Technologies, Ltd.............................   911,855  3,050,437
    KRBL, Ltd..........................................   382,869    739,446
    KSB Pumps, Ltd.....................................    45,811    510,228
*   KSK Energy Ventures, Ltd...........................   167,841    207,381
    Lakshmi Machine Works, Ltd.........................    23,740  1,520,977
    Lakshmi Vilas Bank, Ltd. (The).....................   727,633  1,047,463
*   Lanco Infratech, Ltd............................... 4,921,870    507,271
*   Mahanagar Telephone Nigam, Ltd.....................   844,255    389,903
    Maharashtra Seamless, Ltd..........................   210,955    705,152
    Mahindra & Mahindra Financial Services, Ltd........   214,465    881,914
*   Mahindra CIE Automotive, Ltd.......................    48,146    170,477
    Mahindra Holidays & Resorts India, Ltd.............   186,201    783,899
    Mahindra Lifespace Developers, Ltd.................   102,437    849,900
    Mandhana Industries, Ltd...........................    54,218    245,783
*   Mangalore Refinery & Petrochemicals, Ltd........... 1,243,362  1,188,926
*   Marico Kaya Enterprises, Ltd.......................     6,469    120,426
    MAX India, Ltd.....................................   931,335  7,103,381
    McLeod Russel India, Ltd...........................   379,414  1,252,802
    Mercator, Ltd......................................   612,469    214,329
    Merck, Ltd.........................................    49,891    765,254
    MindTree, Ltd......................................   291,025  6,203,518
    MOIL, Ltd..........................................   158,280    743,284
    Monnet Ispat & Energy, Ltd.........................    23,342     23,139
    Monsanto India, Ltd................................    37,272  1,925,523
    Motherson Sumi Systems, Ltd........................ 1,229,584  8,945,754
    Motilal Oswal Financial Services, Ltd..............    19,270     98,801
    Mphasis, Ltd.......................................   378,369  2,212,184
    MPS, Ltd...........................................     7,827    112,935
    MRF, Ltd...........................................     9,265  5,979,524
*   Nagarjuna Oil Refinery, Ltd........................   121,186      7,051
    Natco Pharma, Ltd..................................    94,555  2,099,534
    National Aluminium Co., Ltd........................   482,325    353,042
    Nava Bharat Ventures, Ltd..........................    13,117     40,878
    Navneet Education, Ltd.............................   641,300  1,111,524
    NCC, Ltd........................................... 2,874,097  3,509,979
    NESCO, Ltd.........................................    38,589  1,016,088
    NIIT Technologies, Ltd.............................   251,992  1,420,609
    NIIT, Ltd..........................................   167,888    119,395
    Nitin Fire Protection Industries, Ltd..............   824,985    448,273

                                     1883

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
INDIA -- (Continued)
    Noida Toll Bridge Co., Ltd.........................   126,184 $   71,465
    Oberoi Realty, Ltd.................................   325,121  1,484,723
    OCL India, Ltd.....................................    51,578    444,121
    OMAXE, Ltd.........................................   450,427    919,321
    Orient Cement, Ltd.................................   351,095  1,075,292
    Oriental Bank of Commerce..........................   598,876  2,553,054
    Orissa Minerals Development Co., Ltd...............     6,645    331,699
*   Oswal Chemicals & Fertilizers, Ltd.................    29,723     13,002
    Page Industries, Ltd...............................    25,589  4,885,839
*   Parsvnath Developers, Ltd..........................   652,167    189,214
*   Patel Engineering, Ltd.............................    17,376     27,606
    PC Jeweller, Ltd...................................   339,109  1,455,113
    Peninsula Land, Ltd................................   559,353    338,347
    Persistent Systems, Ltd............................    81,982  2,234,106
    Petronet LNG, Ltd.................................. 1,096,011  3,175,428
    Pfizer, Ltd........................................    89,525  2,941,693
    Phoenix Mills, Ltd. (The)..........................   219,708  1,432,020
    PI Industries, Ltd.................................   296,918  2,383,417
    Pidilite Industries, Ltd...........................   343,623  3,147,407
*   Pipavav Defence & Offshore Engineering Co., Ltd.... 1,532,809  1,213,425
    Piramal Enterprises, Ltd...........................   237,828  3,205,745
*   Plethico Pharmaceuticals, Ltd......................    68,473     40,476
    Polaris Financial Technology, Ltd..................   628,348  1,493,696
    Praj Industries, Ltd...............................   532,820    537,344
    Prakash Industries, Ltd............................   219,127    178,377
    Prestige Estates Projects, Ltd.....................   620,571  2,749,477
*   Prism Cement, Ltd..................................   645,641  1,075,245
    Procter & Gamble Hygiene & Health Care, Ltd........     2,502    253,374
    PTC India Financial Services, Ltd.................. 1,414,674  1,430,785
    PTC India, Ltd..................................... 2,122,558  3,406,911
*   Punj Lloyd, Ltd.................................... 1,344,331    801,471
    Punjab & Sind Bank.................................   445,662    431,660
    Puravankara Projects, Ltd..........................   379,585    506,091
    Radico Khaitan, Ltd................................   493,729    762,088
    Rain Industries, Ltd...............................   918,138    557,018
    Rajesh Exports, Ltd................................   106,849    293,930
    Rallis India, Ltd..................................   595,300  2,171,153
    Ramco Cements, Ltd. (The)..........................   431,652  2,521,609
    Ratnamani Metals & Tubes, Ltd......................    27,969    315,708
    Raymond, Ltd.......................................   249,192  2,044,650
    Redington India, Ltd............................... 1,345,625  2,680,504
*   REI Agro, Ltd...................................... 2,301,465     39,095
    Relaxo Footwears, Ltd..............................    16,733    177,968
    Reliance Infrastructure, Ltd.......................   404,804  3,314,291
    Rolta India, Ltd...................................   724,825  1,283,270
    Ruchi Soya Industries, Ltd.........................   914,225    508,989
    Sadbhav Engineering, Ltd...........................   314,907  1,453,156
    Sanofi India, Ltd..................................    24,992  1,334,753
*   Schneider Electric Infrastructure, Ltd.............    89,402    228,013
    Selan Exploration Technology, Ltd..................    10,599     47,279
    Shasun Pharmaceuticals, Ltd........................   147,908    675,018
*   Shipping Corp. of India, Ltd....................... 1,056,249    956,319
    Shoppers Stop, Ltd.................................    50,129    382,778

                                     1884

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
INDIA -- (Continued)
*   Shree Renuka Sugars, Ltd........................... 3,333,657 $  867,195
    Simplex Infrastructures, Ltd.......................    66,258    398,372
    Sintex Industries, Ltd............................. 1,792,922  3,193,576
*   SITI Cable Network, Ltd............................    84,542     47,467
    SJVN, Ltd.......................................... 1,956,963    802,587
    SKF India, Ltd.....................................   106,530  2,576,522
    SML ISUZU, Ltd.....................................    18,769    297,706
    Sobha, Ltd.........................................   382,160  2,885,721
    Solar Industries India, Ltd........................    25,572  1,280,057
    Sona Koyo Steering Systems, Ltd....................   276,393    246,863
    Sonata Software, Ltd...............................   199,911    391,569
    South Indian Bank, Ltd. (The)...................... 2,782,692  1,236,777
    Spice Mobility, Ltd................................    12,494      5,790
    SREI Infrastructure Finance, Ltd...................   223,216    163,532
    SRF, Ltd...........................................   144,710  2,222,791
    Star Ferro and Cement, Ltd.........................   137,796    217,946
    State Bank of Bikaner & Jaipur.....................   131,311  1,370,746
    State Bank of Travancore...........................    64,440    553,250
    Sterlite Technologies, Ltd......................... 1,195,900  1,194,380
    Strides Arcolab, Ltd...............................   338,221  5,068,520
    Styrolution ABS India, Ltd.........................    23,441    266,923
*   Sun Pharma Advanced Research Co., Ltd..............   683,215  3,586,618
    Sun TV Network, Ltd................................    83,545    549,152
    Sundaram Finance, Ltd..............................    34,562    847,206
    Sundaram-Clayton, Ltd..............................     3,890    124,556
    Sundram Fasteners, Ltd.............................   561,650  1,843,454
    Supreme Industries, Ltd............................   229,258  2,184,320
    Supreme Petrochem, Ltd.............................   103,075    113,306
*   Surana Industries, Ltd.............................    14,879      9,376
*   Suzlon Energy, Ltd................................. 1,219,647    315,433
    Swaraj Engines, Ltd................................    17,507    246,084
    Syndicate Bank..................................... 1,199,412  2,261,861
    Tamil Nadu Newsprint & Papers, Ltd.................   115,331    249,214
    Tata Chemicals, Ltd................................   421,074  3,101,378
    Tata Communications, Ltd...........................   663,303  4,387,098
    Tata Elxsi, Ltd....................................   155,165  1,910,302
    Tata Global Beverages, Ltd......................... 2,297,598  5,910,399
    Tata Sponge Iron, Ltd..............................    43,421    460,310
*   Tata Teleservices Maharashtra, Ltd................. 4,170,089    614,809
    Tech Mahindra, Ltd.................................         1         33
    Techno Electric & Engineering Co., Ltd.............   107,116    702,731
    Texmaco Rail & Engineering, Ltd....................   275,783    687,897
    Thermax, Ltd.......................................   242,482  4,444,005
    Time Technoplast, Ltd..............................   533,039    440,712
    Timken India, Ltd..................................    61,319    530,838
    Torrent Pharmaceuticals, Ltd.......................   365,996  6,428,605
    Torrent Power, Ltd.................................   543,572  1,512,603
    Transport Corp. of India, Ltd......................   179,662    752,141
    Tree House Education and Accessories, Ltd..........   116,907    876,496
    Trent, Ltd.........................................    44,342  1,040,006
    Triveni Turbine, Ltd...............................   328,373    558,083
    TTK Prestige, Ltd..................................    31,862  1,728,712
    Tube Investments of India, Ltd.....................   465,675  2,765,355

                                     1885

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
INDIA -- (Continued)
*   TV18 Broadcast, Ltd...............................   3,759,896 $  2,102,551
    TVS Motor Co., Ltd................................   1,420,718    7,028,855
    UCO Bank..........................................   1,711,048    2,073,328
    Uflex, Ltd........................................     219,961      538,636
    Unichem Laboratories, Ltd.........................     303,970    1,088,310
    Union Bank of India...............................   1,015,855    3,413,731
*   Unitech, Ltd......................................  12,902,107    3,869,278
    UPL, Ltd..........................................   2,016,992   11,974,593
*   Usha Martin, Ltd..................................     681,264      328,133
*   Uttam Galva Steels, Ltd...........................     151,190      158,063
    V-Guard Industries, Ltd...........................      84,617    1,367,256
    VA Tech Wabag, Ltd................................     100,694    2,617,862
    Vakrangee, Ltd....................................     645,382    1,332,568
    Vardhman Textiles, Ltd............................     133,578      951,434
    Vesuvius India, Ltd...............................       1,802       21,067
    Videocon Industries, Ltd..........................     653,630    1,665,481
    Vijaya Bank.......................................   1,851,217    1,468,318
    VIP Industries, Ltd...............................     640,306    1,084,849
    Voltas, Ltd.......................................     993,937    4,304,601
    VST Industries, Ltd...............................      23,433      705,345
    WABCO India, Ltd..................................      12,546    1,081,547
    Welspun Corp., Ltd................................     756,974      829,166
*   Welspun Enterprises, Ltd..........................      35,317      168,985
    Welspun India, Ltd................................     178,085    1,090,388
    Wockhardt, Ltd....................................     216,153    4,211,242
    Zensar Technologies, Ltd..........................     109,335    1,150,889
    Zuari Agro Chemicals, Ltd.........................      42,970      161,318
    Zydus Wellness, Ltd...............................      71,051      913,527
                                                                   ------------
TOTAL INDIA...........................................              677,241,868
                                                                   ------------
INDONESIA -- (3.0%)
    Ace Hardware Indonesia Tbk PT.....................  32,168,700    1,876,563
    Adhi Karya Persero Tbk PT.........................   9,983,100    2,888,432
    Agung Podomoro Land Tbk PT........................  59,723,900    2,092,979
    AKR Corporindo Tbk PT.............................   3,896,200    1,439,918
    Alam Sutera Realty Tbk PT......................... 103,431,000    4,816,760
    Aneka Tambang Persero Tbk PT......................  32,303,800    2,701,198
    Arwana Citramulia Tbk PT..........................  23,099,200    1,817,602
    Asahimas Flat Glass Tbk PT........................     983,000      649,842
    Astra Graphia Tbk PT..............................   2,211,000      328,042
*   Bakrie and Brothers Tbk PT........................ 319,498,500    1,261,095
*   Bakrie Sumatera Plantations Tbk PT................  58,428,800      230,608
*   Bakrie Telecom Tbk PT.............................  80,514,398      317,799
*   Bakrieland Development Tbk PT..................... 184,417,450      727,916
    Bank Bukopin Tbk PT...............................  31,834,366    1,929,148
*   Bank Pan Indonesia Tbk PT.........................  15,907,500    1,328,837
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT..............................................  20,661,400    1,340,041
    Bank Tabungan Negara Persero Tbk PT...............  40,023,449    3,127,057
*   Barito Pacific Tbk PT.............................  11,044,500      268,273
    Benakat Integra Tbk PT............................ 156,035,200    1,411,079
*   Berau Coal Energy Tbk PT..........................  40,089,600      226,271
*   Berlian Laju Tanker Tbk PT........................  35,106,366           --
    BISI International Tbk PT.........................   9,272,000      767,606

                                     1886

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ----------- ----------
INDONESIA -- (Continued)
*   Borneo Lumbung Energi & Metal Tbk PT...............     498,900 $    1,957
*   Budi Starch & Sweetener Tbk PT.....................   5,947,000     46,826
*   Bumi Resources Minerals Tbk PT.....................  25,922,000    572,994
*   Bumi Resources Tbk PT.............................. 147,890,100  1,171,460
    BW Plantation Tbk PT...............................  35,779,700  1,000,487
*   Central Proteinaprima Tbk PT.......................   6,944,300     64,295
    Chandra Asri Petrochemical Tbk PT..................      13,500      3,184
    Charoen Pokphand Indonesia Tbk PT..................   1,695,700    526,677
    Ciputra Development Tbk PT.........................  55,154,080  6,219,070
    Ciputra Property Tbk PT............................  23,086,300  1,487,503
    Ciputra Surya Tbk PT...............................   7,149,200  1,685,393
    Citra Marga Nusaphala Persada Tbk PT...............  12,391,100  2,732,028
*   Clipan Finance Indonesia Tbk PT....................   1,482,000     50,241
*   Darma Henwa Tbk PT.................................  72,303,600    285,390
*   Davomas Abadi Tbk PT...............................  11,631,700        918
*   Delta Dunia Makmur Tbk PT..........................  43,754,800    540,999
    Elnusa Tbk PT......................................  27,947,300  1,248,529
*   Energi Mega Persada Tbk PT......................... 326,548,300  2,670,544
*   Erajaya Swasembada Tbk PT..........................  10,719,500  1,014,894
*   Ever Shine Textile Tbk PT..........................   3,654,640     53,373
*   Exploitasi Energi Indonesia Tbk PT.................  47,667,600    432,978
    Express Transindo Utama Tbk PT.....................   8,214,100    627,309
*   Fajar Surya Wisesa Tbk PT..........................     672,500     88,840
    Gajah Tunggal Tbk PT...............................  15,163,400  1,740,920
*   Garuda Indonesia Persero Tbk PT....................  32,805,149  1,538,319
*   Golden Eagle Energy Tbk PT.........................   8,355,850  1,176,916
*   Hanson International Tbk PT........................  64,400,400  3,598,587
    Harum Energy Tbk PT................................   7,464,100    891,665
    Hexindo Adiperkasa Tbk PT..........................   1,326,000    397,066
    Holcim Indonesia Tbk PT............................   2,174,100    336,530
    Indah Kiat Pulp & Paper Corp. Tbk PT...............  20,848,200  1,784,770
*   Indika Energy Tbk PT...............................  17,231,000    666,395
*   Indo-Rama Synthetics Tbk PT........................     479,000     31,952
    Indomobil Sukses Internasional Tbk PT..............      33,000     10,339
*   Inovisi Infracom Tbk PT............................   3,770,667     35,072
    Intiland Development Tbk PT........................  59,270,332  2,889,541
    Japfa Comfeed Indonesia Tbk PT.....................  30,036,100  2,096,481
    Jaya Real Property Tbk PT..........................   9,837,500    929,488
    Kawasan Industri Jababeka Tbk PT................... 166,284,077  3,971,033
*   Krakatau Steel Persero Tbk PT......................  12,979,100    476,028
*   Lippo Cikarang Tbk PT..............................   3,457,900  3,123,139
    Malindo Feedmill Tbk PT............................   7,671,000  1,314,043
    Matahari Putra Prima Tbk PT........................   9,411,228  2,819,394
    Mayora Indah Tbk PT................................   2,928,850  5,599,947
    Medco Energi Internasional Tbk PT..................  12,684,300  3,123,293
    Mitra Adiperkasa Tbk PT............................   7,948,300  3,673,896
*   Mitra Pinasthika Mustika Tbk PT....................     510,100     30,842
    MNC Investama Tbk PT............................... 159,444,100  3,536,594
    MNC Sky Vision Tbk PT..............................   1,540,200    206,762
    Modern Internasional Tbk PT........................   4,017,800    205,307
    Modernland Realty Tbk PT...........................  68,568,000  2,862,905
    Multipolar Tbk PT..................................  63,005,700  4,181,159
    Multistrada Arah Sarana Tbk PT.....................   6,875,500    200,165

                                     1887

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
INDONESIA -- (Continued)
    Nippon Indosari Corpindo Tbk PT...................  13,517,700 $  1,464,175
*   Nusantara Infrastructure Tbk PT...................  78,200,000    1,168,061
    Pabrik Kertas Tjiwi Kimia Tbk PT..................   1,844,300      122,049
    Pakuwon Jati Tbk PT...............................     449,500       17,626
    Pan Brothers Tbk PT...............................  22,384,800      797,845
*   Panasia Indo Resources Tbk PT.....................      79,000        3,742
*   Panin Financial Tbk PT............................ 128,732,600    2,756,743
    Panin Sekuritas Tbk PT............................      31,500       12,114
*   Paninvest Tbk PT..................................   8,124,500      467,504
    Pembangunan Perumahan Persero Tbk PT..............  23,207,900    7,109,447
    Perusahaan Perkebunan London Sumatra Indonesia
      Tbk PT..........................................  27,636,300    4,000,186
    Petrosea Tbk PT...................................   3,520,500      255,881
*   Polaris Investama Tbk PT..........................   2,730,500      329,210
*   PT Texmaco Jaya Tbk...............................      93,000           --
    Ramayana Lestari Sentosa Tbk PT...................  27,133,400    1,753,174
    Resource Alam Indonesia Tbk PT....................   2,489,000      204,802
    Salim Ivomas Pratama Tbk PT.......................  28,847,600    1,572,391
    Samindo Resources Tbk PT..........................     475,750       16,107
    Sampoerna Agro PT.................................   5,502,800      816,508
    Samudera Indonesia Tbk PT.........................      66,500       61,835
    Selamat Sempurna Tbk PT...........................   5,481,000    2,083,882
    Semen Baturaja Persero Tbk PT.....................  14,668,900      429,108
*   Sentul City Tbk PT................................ 216,989,600    1,950,488
*   Sigmagold Inti Perkasa Tbk PT.....................  12,930,500      477,498
    Sinar Mas Agro Resources & Technology Tbk PT......   1,037,460      561,444
    Sri Rejeki Isman Tbk PT...........................  71,088,300      870,711
*   Sugih Energy Tbk PT............................... 134,897,600    4,428,058
    Summarecon Agung Tbk PT...........................  47,186,664    6,100,275
*   Surabaya Agung Industri Pulp & Kertas Tbk PT......      64,500           --
*   Surya Dumai Industri Tbk..........................   3,298,500           --
    Surya Semesta Internusa Tbk PT....................  31,521,100    2,716,283
*   Suryainti Permata Tbk PT..........................   7,252,000           --
    Tempo Scan Pacific Tbk PT.........................     683,800      143,064
    Tiga Pilar Sejahtera Food Tbk.....................  16,732,600    2,831,707
    Timah Persero Tbk PT..............................  24,752,714    2,278,094
*   Tiphone Mobile Indonesia Tbk PT...................  18,529,400    1,499,464
    Total Bangun Persada Tbk PT.......................  11,976,800    1,039,398
*   Trada Maritime Tbk PT.............................  12,248,113      128,070
    Trias Sentosa Tbk PT..............................  37,122,100    1,097,511
*   Trimegah Securities Tbk PT........................   9,105,800       48,913
*   Truba Alam Manunggal Engineering PT...............  21,316,500       16,828
    Tunas Baru Lampung Tbk PT.........................  14,903,600      822,302
    Tunas Ridean Tbk PT...............................  13,838,000      730,347
    Ultrajaya Milk Industry & Trading Co. Tbk PT......   3,667,600    1,193,936
    Unggul Indah Cahaya Tbk PT........................      48,239        6,229
*   Visi Media Asia Tbk PT............................  34,771,100    1,204,789
    Waskita Karya Persero Tbk PT......................  21,237,400    2,848,903
    Wijaya Karya Persero Tbk PT.......................  11,863,100    3,480,464
    Wintermar Offshore Marine Tbk PT..................   4,178,957      234,492
                                                                   ------------
TOTAL INDONESIA.......................................              169,673,161
                                                                   ------------
ISRAEL -- (0.0%)
*   Knafaim Holdings, Ltd.............................           1            1

                                     1888

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
ISRAEL -- (Continued)
*   Metis Capital, Ltd.................................        919 $       --
                                                                   ----------
TOTAL ISRAEL...........................................                     1
                                                                   ----------
MALAYSIA -- (4.2%)
    A & M Realty Bhd...................................    125,200     30,614
*   Adventa Bhd........................................      4,600      1,089
    Aeon Co. M Bhd.....................................  3,721,400  3,058,770
    Aeon Credit Service M Bhd..........................     46,800    161,005
#   Affin Holdings Bhd.................................    913,220    721,873
*   Ahmad Zaki Resources Bhd...........................    761,300    147,373
#*  Alam Maritim Resources Bhd.........................  3,550,800    624,150
    Allianz Malaysia Bhd...............................     59,200    190,854
    Amway Malaysia Hldgs Bhd...........................    399,300  1,208,652
    Ann Joo Resources Bhd..............................  1,141,450    352,214
*   Anson Perdana Bhd..................................     10,000         --
    APM Automotive Holdings Bhd........................    256,900    350,746
    Benalec Holdings Bhd...............................  5,078,300  1,164,342
    Berjaya Assets Bhd.................................    848,300    198,220
#   Berjaya Corp. Bhd.................................. 20,740,900  2,309,237
    Berjaya Land Bhd...................................  3,734,000    818,615
#   BIMB Holdings Bhd..................................  1,182,708  1,339,173
    Bintulu Port Holdings Bhd..........................     25,900     51,215
    BLD Plantation Bhd.................................     21,400     47,115
#   Bonia Corp. Bhd....................................  1,477,700    387,576
    Boustead Holdings Bhd..............................    924,272  1,182,854
    Boustead Plantations Bhd...........................    199,900     78,531
    Bursa Malaysia Bhd.................................  3,632,100  8,188,579
    Cahya Mata Sarawak Bhd.............................  3,160,900  3,652,453
    Can-One Bhd........................................    497,700    324,882
#   Carlsberg Brewery Malaysia Bhd Class B.............  1,144,000  3,699,914
*   Carotech Bhd.......................................    230,650        254
#   CB Industrial Product Holding Bhd..................  2,697,240  1,551,348
    Chin Teck Plantations Bhd..........................     33,000     83,711
#   Coastal Contracts Bhd..............................  2,139,266  1,721,199
    Crescendo Corp. Bhd................................     64,200     42,760
    CSC Steel Holdings Bhd.............................    564,800    157,079
#   Cypark Resources Bhd...............................  1,493,300    758,011
*   D&O Green Technologies Bhd.........................    149,900      9,361
    Daibochi Plastic & Packaging Industry Bhd..........     46,200     58,837
*   Datuk Keramik Holdings Bhd.........................     24,000         --
*   Daya Materials Bhd................................. 17,509,000    721,551
    Dayang Enterprise Holdings Bhd.....................  2,409,196  1,803,348
    DKSH Holdings Malaysia Bhd.........................    160,600    277,814
#   DRB-Hicom Bhd......................................  7,575,100  3,722,197
    Dutch Lady Milk Industries Bhd.....................    140,200  1,816,162
#   Eastern & Oriental Bhd.............................  6,756,420  4,252,965
*   ECM Libra Financial Group Bhd......................    367,466    100,210
    Ekovest BHD........................................    125,600     39,532
    Engtex Group Bhd...................................    677,550    201,046
*   Evergreen Fibreboard Bhd...........................    696,200    166,323
    Eversendai Corp. Bhd...............................    533,900     88,857
#   Faber Group Bhd....................................  1,931,300  1,349,835
    FAR East Holdings Bhd..............................     61,500    139,265

                                     1889

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
MALAYSIA -- (Continued)
*   Fountain View Development Bhd......................    808,200 $       --
    George Kent Malaysia BHD...........................    181,632     60,878
*   Global Oriental Bhd................................    766,800    112,562
#   Globetronics Technology Bhd........................  1,731,760  2,291,212
    Glomac Bhd.........................................  2,945,400    802,975
*   Golden Plus Holding Bhd............................    216,000         --
*   Goldis Bhd.........................................    604,277    369,816
*   Green Packet Bhd...................................  3,430,800    296,445
*   Guan Chong Bhd.....................................    139,500     36,157
    Guinness Anchor Bhd................................    877,000  2,909,989
    GuocoLand Malaysia Bhd.............................  1,499,800    531,004
    Hai-O Enterprise Bhd...............................    722,380    477,147
    HAP Seng Consolidated Bhd..........................  3,534,140  4,293,580
    Hap Seng Plantations Holdings Bhd..................  1,686,900  1,183,157
#   Hartalega Holdings Bhd.............................  1,384,400  2,892,983
    Hiap Teck Venture Bhd..............................  1,386,900    224,991
*   Ho Wah Genting Bhd.................................    627,500     25,883
    Hock Seng LEE BHD..................................  1,309,416    609,307
    Hong Leong Industries Bhd..........................    635,800    769,179
    Hovid Bhd..........................................  2,894,200    321,728
    Hua Yang Bhd.......................................  1,360,000    803,426
*   Hume Industries Bhd................................    563,072    564,981
    Hup Seng Industries Bhd............................    253,333     64,858
    Hwang Capital Malaysia Bhd.........................    235,000    124,891
    I Bhd..............................................  2,226,500    375,147
#   IJM Land Bhd.......................................  3,194,400  3,138,472
#   IJM Plantations Bhd................................  1,742,700  1,676,291
#   Inari Amertron Bhd.................................    280,100    220,583
    Inch Kenneth Kajang Rubber.........................  1,045,300    212,787
#   Insas Bhd..........................................  4,478,281    988,866
    Integrax Bhd.......................................    191,900    150,372
*   Iris Corp. Bhd.....................................  9,726,800    904,662
*   Iskandar Waterfront City Bhd.......................  3,000,600  1,137,629
*   JAKS Resources Bhd.................................  3,430,900    480,002
#   Jaya Tiasa Holdings Bhd............................  2,723,627  1,385,569
    JCY International Bhd..............................  4,366,000    839,200
*   K&N Kenanga Holdings Bhd...........................  1,781,560    315,219
*   Karambunai Corp. Bhd...............................  4,654,100     82,631
    Keck Seng Malaysia Bhd.............................    828,150  1,197,485
    Kian JOO CAN Factory Bhd...........................  1,893,880  1,539,393
    Kim Loong Resources Bhd............................    292,760    222,344
    Kimlun Corp. Bhd...................................    813,900    290,810
    KLCCP Stapled Group................................    874,200  1,661,471
#*  KNM Group Bhd...................................... 11,488,850  1,876,695
#   Kossan Rubber Industries...........................  3,543,700  5,086,288
#   KPJ Healthcare Bhd.................................  6,458,025  6,981,371
*   Kretam Holdings Bhd................................  3,112,600    395,364
#   KSL Holdings Bhd...................................  4,279,132  2,360,778
*   KUB Malaysia Bhd...................................  1,353,500    157,629
    Kulim Malaysia Bhd.................................  2,845,300  2,381,587
*   Kumpulan Europlus Bhd..............................    406,000    119,600
    Kumpulan Fima Bhd..................................    897,450    490,598
    Kumpulan Perangsang Selangor Bhd...................  2,317,900    957,153

                                     1890

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
MALAYSIA -- (Continued)..................................
    Kwantas Corp. Bhd....................................    390,200 $  213,631
    Land & General BHD...................................  7,240,100  1,041,822
#*  Landmarks Bhd........................................  1,577,800    450,966
    LBS Bina Group Bhd...................................  2,206,100    934,973
    Lingkaran Trans Kota Holdings Bhd....................    999,500  1,038,790
    Lion Industries Corp. Bhd............................  3,189,100    429,344
    LPI Capital Bhd......................................    110,680    628,433
    Magnum Bhd...........................................  3,785,200  2,907,559
#   Mah Sing Group Bhd...................................  7,764,324  4,075,356
    Malayan Flour Mills Bhd..............................  1,707,450    779,030
#   Malaysia Building Society Bhd........................    615,605    358,764
    Malaysia Marine and Heavy Engineering Holdings Bhd...  1,053,000    454,869
    Malaysian Bulk Carriers Bhd..........................  3,379,300  1,318,494
    Malaysian Pacific Industries Bhd.....................    562,313    893,089
#   Malaysian Resources Corp. Bhd........................ 10,659,249  3,952,572
    Malton Bhd...........................................    816,600    187,196
*   Mancon Bhd...........................................     12,000         --
#   Matrix Concepts Holdings Bhd.........................  1,018,200    769,361
    MBM Resources Bhd....................................  1,364,996  1,185,634
    Media Chinese International, Ltd.....................  3,632,300    699,838
    Media Prima Bhd......................................  7,001,103  3,602,424
    Mega First Corp. BHD.................................    472,600    306,873
*   MEMS Technology Bhd..................................  1,917,000         --
    MK Land Holdings BHD.................................  3,560,800    415,214
#   MKH Bhd..............................................  1,539,890  1,157,815
    MNRB Holdings Bhd....................................    778,600    833,704
*   MPHB Capital Bhd.....................................    962,300    565,510
    Muda Holdings Bhd....................................    358,600    155,962
#   Mudajaya Group Bhd...................................  1,882,066    838,669
#   Muhibbah Engineering M Bhd...........................  3,118,350  1,625,807
#*  Mulpha International Bhd............................. 12,935,100  1,263,233
#   My EG Services Bhd...................................  5,820,000  4,092,015
    Naim Holdings Bhd....................................  1,382,200  1,139,687
    NCB Holdings Bhd.....................................  1,147,200    791,582
*   Nikko Electronics Bhd................................     36,600         --
    NTPM Holdings Bhd....................................    334,100     60,149
    Oldtown Bhd..........................................  1,836,550    832,769
    Oriental Holdings Bhd................................    182,700    354,754
#   OSK Holdings Bhd.....................................  5,019,270  2,672,688
    Pacific & Orient Bhd.................................    231,100     86,413
#   Padini Holdings Bhd..................................  3,553,600  1,427,781
    Panasonic Manufacturing Malaysia Bhd.................    159,584    902,099
*   Panglobal Bhd........................................     14,000         --
    Pantech Group Holdings Bhd...........................  1,712,500    341,238
    Paramount Corp. Bhd..................................    387,625    154,764
*   Parkson Holdings Bhd.................................  3,428,027  2,340,445
#   Perdana Petroleum Bhd................................  4,471,740  1,398,693
#*  Perisai Petroleum Teknologi Bhd......................  7,311,700    948,330
    Pharmaniaga Bhd......................................    364,060    490,890
    Pie Industrial Bhd...................................    174,720    341,220
    PJ Development Holdings Bhd..........................  2,618,500  1,057,281
#   Pos Malaysia Bhd.....................................  2,861,100  3,694,617
    Power Root Bhd.......................................    109,100     43,433

                                     1891

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
MALAYSIA -- (Continued)
    Press Metal Bhd....................................  2,596,600 $1,924,170
#   Prestariang Bhd....................................  2,335,900  1,179,855
*   Prime Utilities Bhd................................      3,000         --
    Protasco Bhd.......................................  1,711,100    728,712
*   Puncak Niaga Holding Bhd...........................  1,353,220    982,595
#   QL Resources Bhd...................................  3,954,330  3,801,750
    RCE Capital Bhd....................................  1,535,850    132,967
*   Rimbunan Sawit Bhd.................................  3,389,100    521,954
    Salcon Bhd.........................................  5,027,500    896,228
    Sarawak Oil Palms Bhd..............................    471,360    728,160
    Sarawak Plantation Bhd.............................     95,300     57,096
    Scientex Bhd.......................................    525,862    960,170
*   Scomi Energy Services Bhd..........................  3,824,700    597,494
#*  Scomi Group Bhd.................................... 10,047,900    647,818
*   Seal, Inc. BHD.....................................    800,900    154,887
    SEG International Bhd..............................     85,100     31,973
    Selangor Dredging Bhd..............................  1,118,200    329,550
    Selangor Properties Bhd............................    180,800    277,950
    Shangri-La Hotels Malaysia Bhd.....................    365,900    688,631
*   Shell Refining Co. Federation of Malaya Bhd........     30,000     45,637
*   Shin Yang Shipping Corp. Bhd.......................     40,000      4,664
    SHL Consolidated Bhd...............................    277,400    231,859
    Southern Acids Malaysia Bhd........................     41,000     44,571
    Star Publications Malaysia Bhd.....................  1,789,500  1,255,336
*   Subur Tiasa Holdings Bhd...........................     45,375     24,554
    Sunway Bhd.........................................  4,010,360  3,673,410
#   Supermax Corp. Bhd.................................  5,402,500  3,343,454
    Suria Capital Holdings Bhd.........................    715,500    448,613
    Syarikat Takaful Malaysia Bhd......................    454,100  1,480,701
    Symphony Life Bhd..................................  1,071,526    246,803
    Ta Ann Holdings Bhd................................  1,150,508  1,196,921
    TA Enterprise Bhd..................................  9,265,900  1,897,257
    TA Global Bhd......................................  9,407,440    839,329
    TAHPS Group Bhd....................................      4,000      7,369
*   Talam Transform Bhd................................  5,646,800    122,896
    Taliworks Corp. Bhd................................    141,700     85,420
    Tambun Indah Land Bhd..............................  1,618,100    825,489
#   TAN Chong Motor Holdings Bhd.......................  1,992,000  1,830,758
*   Tanjung Offshore Bhd...............................  2,906,700    341,818
    Tasek Corp. Bhd....................................     75,900    320,426
#   TDM Bhd............................................  7,388,300  1,604,994
#*  TH Heavy Engineering Bhd...........................  6,433,100    589,496
#   TH Plantations Bhd.................................  1,665,860    731,390
#*  Time dotCom Bhd....................................  1,821,888  2,712,302
    Tiong NAM Logistics Holdings.......................  1,927,200    670,283
#   Top Glove Corp. Bhd................................  3,212,160  4,415,098
    Tropicana Corp. Bhd................................  4,108,800  1,186,295
    TSH Resources Bhd..................................  3,817,700  2,357,736
#   Tune Ins Holdings Bhd..............................  2,175,600  1,082,992
    Uchi Technologies Bhd..............................  1,476,400    604,718
    Unisem M Bhd.......................................  4,669,690  2,606,421
    United Malacca Bhd.................................    396,150    691,354
    United Plantations Bhd.............................    481,000  3,245,702

                                     1892

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
MALAYSIA -- (Continued)
    United U-Li Corp. BHD..............................   257,900 $    137,569
    UOA Development Bhd................................ 3,373,200    1,951,973
#   Uzma Bhd...........................................   677,500      361,707
    VS Industry Bhd....................................   855,326      844,957
#   Wah Seong Corp. Bhd................................ 2,471,638      882,213
    WCT Holdings Bhd................................... 6,637,861    2,918,427
    Wellcall Holdings Bhd..............................   338,400      167,423
    Wing Tai Malaysia Bhd..............................   724,500      339,281
    WTK Holdings Bhd................................... 3,055,600      957,212
#   Yinson Holdings BHD................................ 2,156,500    1,684,852
    YNH Property Bhd................................... 2,159,885    1,146,227
    YTL E-Solutions Bhd................................ 3,485,600      515,748
*   YTL Land & Development Bhd......................... 1,352,200      305,517
    Zhulian Corp. Bhd.................................. 1,171,233      678,446
                                                                  ------------
TOTAL MALAYSIA.........................................            231,300,214
                                                                  ------------
MEXICO -- (3.7%)
#   Alpek S.A.B. de C.V................................ 1,726,581    1,923,607
#*  Alsea S.A.B. de C.V................................ 5,247,081   14,033,522
#   Arca Continental S.A.B. de C.V.....................   331,746    1,967,525
#*  Axtel S.A.B. de C.V................................ 8,265,993    1,874,938
#   Banregio Grupo Financiero S.A.B. de C.V............ 1,587,291    8,225,809
*   Bio Pappel S.A.B. de C.V...........................   569,020      854,128
#   Bolsa Mexicana de Valores S.A.B. de C.V............ 3,784,064    6,245,555
#*  Cia Minera Autlan S.A.B. de C.V. Series B..........   885,151      897,581
#   Compartamos S.A.B. de C.V.......................... 3,957,362    7,516,335
#*  Consorcio ARA S.A.B. de C.V. Series *.............. 7,488,137    3,207,168
    Controladora Comercial Mexicana S.A.B. de C.V......   327,677      994,650
*   Corp. Actinver S.A.B. de C.V.......................   161,282      172,800
#*  Corp. GEO S.A.B. de C.V. Series B.................. 3,194,830       31,948
#   Corp. Inmobiliaria Vesta S.A.B. de C.V............. 3,072,087    5,943,529
*   Corp. Interamericana de Entretenimiento S.A.B. de
      C.V. Class B.....................................   960,372      635,891
*   Corp. Mexicana de Restaurantes S.A.B. de C.V.......     1,323          553
    Corp. Moctezuma S.A.B. de C.V. Series *............   861,300    2,614,440
    Corporativo Fragua S.A.B. de C.V...................         3           44
    Corporativo GBM S.A.B. de C.V......................    22,477       22,193
    Cydsa S.A.B. de C.V................................     3,875        7,238
#*  Desarrolladora Homex S.A.B. de C.V.................   781,820       23,455
*   Empaques Ponderosa S.A. de C.V.....................   206,000           --
#*  Empresas ICA S.A.B. de C.V......................... 3,558,526    3,703,459
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR..........   776,820    3,208,267
*   Financiera Independencia S.A.B. de C.V.............   199,935       78,429
#*  Genomma Lab Internacional S.A.B. de C.V. Class B... 7,354,004   11,602,935
    Gruma S.A.B. de C.V. Class B....................... 1,493,992   15,996,912
    Gruma S.A.B. de C.V. Sponsored ADR.................    28,259    1,212,029
#*  Grupo Aeromexico S.A.B. de C.V..................... 1,943,278    2,901,402
#   Grupo Aeroportuario del Centro Norte S.A.B. de C.V. 1,896,020    8,734,126
#   Grupo Aeroportuario del Centro Norte S.A.B. de
      C.V. ADR.........................................     3,642      134,936
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR 74,739 4,963,417 Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B.......................................... 2,116,469   13,994,012
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.   100,208   13,118,229
#   Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B..........................................   724,790    9,506,235
    Grupo Cementos de Chihuahua S.A.B. de C.V..........   822,000    2,056,440

                                     1893

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
MEXICO -- (Continued)
#   Grupo Comercial Chedraui S.A. de C.V..............   2,067,492 $  5,737,861
#*  Grupo Famsa S.A.B. de C.V. Class A................   2,185,621    1,344,369
    Grupo Financiero Interacciones S.A. de C.V........     381,474    2,524,836
#   Grupo Herdez S.A.B. de C.V. Series *..............   1,296,139    2,983,208
    Grupo Industrial Maseca S.A.B. de C.V. Class B....     592,181      821,338
#   Grupo Industrial Saltillo S.A.B. de C.V...........     261,700      567,239
#   Grupo KUO S.A.B. de C.V. Series B.................     735,052    1,247,031
#*  Grupo Pochteca S.A.B. de C.V......................     547,728      471,011
*   Grupo Posadas S.A.B. de C.V.......................     198,900      338,367
*   Grupo Qumma S.A. de C.V. Series B.................     105,334           --
#   Grupo Sanborns S.A.B. de C.V......................     225,221      344,679
#*  Grupo Simec S.A.B. de C.V. Series B...............     960,646    2,668,621
#*  Grupo Simec S.A.B. de C.V. Sponsored ADR..........       5,180       42,683
#*  Grupo Sports World S.A.B. de C.V..................     402,728      695,864
    Industrias Bachoco S.A.B. de C.V. ADR.............      27,729    1,354,284
#   Industrias Bachoco S.A.B. de C.V. Series B........     755,396    3,099,293
#*  Industrias CH S.A.B. de C.V. Series B.............   1,696,510    6,960,563
#*  Maxcom Telecomunicaciones S.A.B. de C.V...........   4,234,853      579,169
#   Megacable Holdings S.A.B. de C.V..................     839,855    3,056,972
#*  Minera Frisco S.A.B. de C.V.......................      45,547       60,103
#*  OHL Mexico S.A.B. de C.V..........................     402,067      763,121
#   Organizacion Cultiba S.A.B. de C.V................     965,623    1,144,099
*   Promotora y Operadora de Infraestructura S.A.B.
      de C.V..........................................   1,366,417   15,341,938
#   Qualitas Controladora S.A.B. de C.V...............     573,995    1,110,501
*   Rassini S.A.B. de C.V.............................      90,235      339,401
*   Sanluis Corp. S.A.B. de C.V.......................       4,642           --
*   Sanluis Corp. S.A.B. de C.V. Class B..............       4,642           --
*   Sanluis Rassini S.A.P.I. de C.V. Series A.........       3,300           --
*   Savia SA Class A..................................     610,700           --
    TV Azteca S.A.B. de C.V...........................   9,448,925    3,782,218
#*  Urbi Desarrollos Urbanos S.A.B. de C.V............   2,371,991          712
#*  Vitro S.A.B. de C.V. Series A.....................     791,268    1,752,567
                                                                   ------------
TOTAL MEXICO..........................................              207,535,785
                                                                   ------------
PHILIPPINES -- (1.6%)
    A Soriano Corp....................................   3,430,211      548,272
    Alsons Consolidated Resources, Inc................   8,261,000      377,880
    Atlas Consolidated Mining & Development...........   5,482,400    1,168,488
    Belle Corp........................................  35,450,400    3,690,222
    Cebu Air, Inc.....................................   1,781,640    3,823,533
    Cebu Holdings, Inc................................   3,291,900      379,318
    Century Properties Group, Inc.....................  25,761,151      573,164
    China Banking Corp................................     972,061    1,035,090
    COL Financial Group, Inc..........................     130,900       47,370
    Cosco Capital, Inc................................   3,648,900      742,035
    D&L Industries, Inc...............................  10,482,100    4,028,464
*   East West Banking Corp............................   1,018,300      610,635
    EEI Corp..........................................   3,567,700      889,394
*   Empire East Land Holdings, Inc....................  20,479,000      422,008
    Filinvest Development Corp........................   3,314,322      337,061
    Filinvest Land, Inc............................... 101,902,577    3,873,606
    First Gen Corp....................................  10,870,700    7,659,014
    First Philippine Holdings Corp....................   2,306,670    5,161,329

                                     1894

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
PHILIPPINES -- (Continued)
    Leisure & Resorts World Corp.......................  3,855,640 $   906,042
*   Lepanto Consolidated Mining Co..................... 45,665,455     280,772
    Lopez Holdings Corp................................ 17,131,000   2,886,034
    Manila Water Co., Inc..............................  7,663,600   5,624,810
*   Megawide Construction Corp.........................  2,050,108     385,137
    Megaworld Corp.....................................  4,205,300     493,210
*   Metro Pacific Corp. Series A.......................  1,827,193          --
*   Pepsi-Cola Products Philippines, Inc............... 11,267,900   1,018,833
    Petron Corp........................................  4,289,400     885,265
*   Philex Petroleum Corp..............................    287,100      33,624
*   Philippine Bank of Communications..................     14,726      10,571
*   Philippine National Bank...........................  1,614,675   3,076,798
*   Philippine National Construction Corp..............    173,000       3,606
    Philippine Savings Bank............................    356,863     813,196
    Philippine Stock Exchange, Inc. (The)..............    114,472     920,070
*   Philippine Townships, Inc..........................    318,732          --
*   Philtown Properties, Inc...........................    111,562          --
    Philweb Corp.......................................  3,113,640     884,024
    Phinma Corp........................................    135,549      31,306
    Phoenix Petroleum Philippines, Inc.................    892,880      73,243
    Puregold Price Club, Inc...........................  2,490,200   2,367,095
    RFM Corp...........................................  8,845,668   1,204,483
    Rizal Commercial Banking Corp......................  2,933,980   3,161,452
    Robinsons Land Corp................................ 12,110,305   7,622,346
    San Miguel Pure Foods Co., Inc.....................     83,210     384,396
    Security Bank Corp.................................  1,786,848   6,147,846
    Semirara Mining and Power Corp.....................    882,560   2,937,196
    Trans-Asia Oil & Energy Development Corp........... 13,865,000     732,655
    Union Bank of the Philippines......................  1,263,751   2,055,979
*   Universal Rightfield Property Holdings, Inc........  1,062,000          --
    Universal Robina Corp..............................    356,235   1,671,305
*   Victorias Milling Co., Inc.........................    231,600      25,194
    Vista Land & Lifescapes, Inc....................... 39,834,000   6,211,657
                                                                   -----------
TOTAL PHILIPPINES......................................             88,215,028
                                                                   -----------
POLAND -- (1.7%)
    ABC Data SA........................................    129,926     120,698
    Action SA..........................................     19,311     255,617
*   Agora SA...........................................    260,754     642,676
*   Alchemia SA........................................    133,206     179,752
*   Alior Bank SA......................................     30,455     704,553
    Amica Wronki SA....................................     13,504     391,198
*   AmRest Holdings SE.................................     59,512   1,846,928
    Apator SA..........................................     54,682     520,011
#   Asseco Poland SA...................................    656,782   9,729,472
    ATM SA.............................................     64,541     194,642
*   Bioton SA..........................................    510,402     561,273
#*  Boryszew SA........................................  1,238,906   1,922,829
    Budimex SA.........................................    111,059   4,632,760
#   CCC SA.............................................    129,831   5,388,540
#*  CD Projekt SA......................................    727,757   3,173,397
    Ciech SA...........................................    295,749   3,954,589
    ComArch SA.........................................      3,347      95,804

                                     1895

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   POLAND -- (Continued)
       Dom Development SA...............................     4,673 $   60,982
   *   Echo Investment SA...............................    41,326     73,555
       Eko Export SA....................................    46,236    307,996
       Elektrobudowa SA.................................     8,568    188,730
       Emperia Holding SA...............................    85,061  1,238,758
       Eurocash SA......................................   199,667  1,981,513
       Fabryki Mebli Forte SA...........................   115,033  1,637,673
       Famur SA.........................................   350,412    312,115
   *   Farmacol SA......................................    50,868    725,052
       Firma Oponiarska Debica SA.......................    30,655    741,857
   *   Getin Holding SA................................. 2,582,004  1,363,638
   *   Global City Holdings NV..........................    53,690    611,924
       Grupa Azoty SA...................................    88,568  1,693,680
       Grupa Azoty Zaklady Chemiczne Police SA..........    76,751    418,327
       Grupa Kety SA....................................    55,386  4,106,717
   *   Grupa Lotos SA...................................   946,054  6,220,918
   *   Hawe SA..........................................   846,548    428,343
   *   Impexmetal SA....................................   925,041    660,207
   #*  Integer.pl SA....................................    19,627    886,653
       Inter Cars SA....................................    23,846  1,380,319
   #*  Jastrzebska Spolka Weglowa SA....................   157,382    899,051
   *   Kernel Holding SA................................   352,704  2,962,199
   *   Kopex SA.........................................   214,308    624,313
   *   KRUK SA..........................................    51,729  1,604,502
   *   LC Corp. SA......................................   192,664     95,679
       Lentex SA........................................   173,375    404,175
       LPP SA...........................................       486    982,995
       Lubelski Wegiel Bogdanka SA......................   274,756  7,209,115
   *   MCI Management SA................................   225,220    663,678
   #*  Midas SA......................................... 2,339,487    359,393
   *   Mostostal Zabrze SA..............................   453,910    269,098
   #   Netia SA......................................... 2,319,888  3,742,813
       Neuca SA.........................................    16,968  1,205,400
       Orbis SA.........................................   132,247  1,521,362
       Pelion SA........................................    47,515  1,080,402
   *   Pfleiderer Grajewo SA............................    26,312    205,793
   *   Polimex-Mostostal SA............................. 3,287,314     79,881
   *   Polnord SA.......................................   227,279    444,714
   *   Polski Koncern Miesny Duda SA....................    69,986    137,130
   *   Rafako SA........................................   320,028    504,577
   *   Stalexport Autostrady SA.........................   282,703    210,012
       Stalprodukt SA...................................     9,296    884,591
   *   Sygnity SA.......................................    54,489    204,376
   #   Synthos SA.......................................   869,846  1,008,004
   #*  Trakcja SA.......................................   325,238    810,573
   *   TVN SA........................................... 1,294,646  6,182,092
   *   Vistula Group SA.................................   967,324    525,538
       Warsaw Stock Exchange............................   171,071  2,136,419
       Wawel SA.........................................       646    170,726

                                     1896

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
POLAND -- (Continued)
#   Zespol Elektrowni Patnow Adamow Konin SA...........    56,520 $   420,633
                                                                  -----------
                                                                   96,902,930
TOTAL POLAND...........................................           -----------

SOUTH AFRICA -- (7.9%)
#*  Adcock Ingram Holdings, Ltd........................   994,096   3,674,278
    Adcorp Holdings, Ltd...............................   705,916   2,004,558
    Advtech, Ltd....................................... 2,303,004   1,812,377
    Aeci, Ltd..........................................   913,960   9,781,677
#   African Bank Investments, Ltd...................... 5,287,877     105,576
    African Oxygen, Ltd................................   853,971   1,024,102
    African Rainbow Minerals, Ltd......................    63,183     635,394
    Allied Electronics Corp., Ltd......................   194,270     293,770
*   ArcelorMittal South Africa, Ltd.................... 1,402,945   2,978,621
    Assore, Ltd........................................    34,680     476,154
#   Astral Foods, Ltd..................................   336,669   5,683,587
#*  Aveng, Ltd......................................... 3,947,299   6,051,637
    AVI, Ltd........................................... 2,884,712  20,904,348
    Barloworld, Ltd.................................... 1,463,199  11,040,570
*   Basil Read Holdings, Ltd...........................   212,454      82,537
*   Bell Equipment, Ltd................................     8,132       6,622
    Blue Label Telecoms, Ltd........................... 3,010,829   2,183,573
*   Brait SE...........................................   435,549   2,876,939
    Business Connexion Group, Ltd...................... 1,486,408     784,047
    Capitec Bank Holdings, Ltd.........................   238,749   7,827,660
    Cashbuild, Ltd.....................................   186,992   2,983,371
    Caxton and CTP Publishers and Printers, Ltd........   305,099     400,356
    City Lodge Hotels, Ltd.............................   285,726   3,093,108
#   Clicks Group, Ltd.................................. 2,503,733  19,350,428
    Clover Industries, Ltd.............................   983,346   1,601,456
*   Consolidated Infrastructure Group, Ltd.............   520,263   1,174,386
    Coronation Fund Managers, Ltd...................... 1,346,747  11,918,820
*   Corpgro, Ltd.......................................   241,136          --
    Cullinan Holdings, Ltd.............................   197,115      39,221
    Datacentrix Holdings, Ltd..........................   219,279      65,195
    DataTec, Ltd....................................... 1,746,896   8,793,672
    Distell Group, Ltd.................................   234,978   2,896,838
    Distribution and Warehousing Network, Ltd..........   258,997     151,125
    DRDGOLD, Ltd....................................... 2,843,973     650,520
    EOH Holdings, Ltd..................................   850,309   8,798,526
*   Eqstra Holdings, Ltd............................... 1,879,251     511,793
*   Evraz Highveld Steel and Vanadium, Ltd.............    63,126      17,292
#   Famous Brands, Ltd.................................   511,629   4,859,546
    Foschini Group, Ltd. (The)......................... 1,310,636  18,791,349
    Grand Parade Investments, Ltd...................... 2,625,644   1,417,125
    Grindrod, Ltd...................................... 4,199,887   6,545,766
    Group Five, Ltd....................................   952,211   2,155,070
*   Harmony Gold Mining Co., Ltd.......................   601,700   1,809,463
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR........ 2,826,385   8,761,794
    Holdsport, Ltd.....................................   120,057     515,921
*   Howden Africa Holdings, Ltd........................     9,069      33,339
    Hudaco Industries, Ltd.............................   230,612   2,326,269
*   Hulamin, Ltd....................................... 1,003,453     761,508
    Iliad Africa, Ltd..................................   233,033     169,950

                                     1897

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 SOUTH AFRICA -- (Continued)
     Illovo Sugar, Ltd................................  1,818,723 $  3,757,610
 #   Invicta Holdings, Ltd............................    142,559      928,379
 *   JCI, Ltd.........................................  3,131,151           --
 #*  JD Group, Ltd....................................  1,277,054    2,757,428
     JSE, Ltd.........................................    736,085    7,719,331
     KAP Industrial Holdings, Ltd.....................  3,195,582    1,391,580
 #   Lewis Group, Ltd.................................    970,759    7,565,215
     Massmart Holdings, Ltd...........................     55,623      791,700
     Merafe Resources, Ltd............................ 10,787,086      856,147
     Metair Investments, Ltd..........................  1,017,726    2,834,813
     Mpact, Ltd.......................................  1,313,048    4,011,467
     Murray & Roberts Holdings, Ltd...................  3,556,746    6,000,916
     Mustek, Ltd......................................    740,975      468,937
     Nampak, Ltd......................................  2,719,764    9,914,995
 *   Northam Platinum, Ltd............................  2,875,817    9,471,055
     Nu-World Holdings, Ltd...........................     28,894       58,586
     Oceana Group, Ltd................................    369,193    3,399,971
 *   Octodec Investments, Ltd.........................         --           --
     Omnia Holdings, Ltd..............................    592,991    8,692,185
     Peregrine Holdings, Ltd..........................  1,361,984    2,834,317
     Petmin, Ltd......................................  1,215,428      140,621
     Pick n Pay Stores, Ltd...........................  1,369,842    6,751,923
 #*  Pinnacle Holdings, Ltd...........................  1,141,564    1,062,221
     Pioneer Foods, Ltd...............................    738,246    9,621,055
     PPC, Ltd.........................................  4,832,541    8,855,701
 #   PSG Group, Ltd...................................    825,444    9,391,363
 *   Quantum Foods Holdings, Ltd......................    714,130      240,603
     Raubex Group, Ltd................................  1,035,008    1,809,261
     RCL Foods, Ltd...................................    497,787      761,383
 #   Reunert, Ltd.....................................  1,521,578    8,166,082
 *   Royal Bafokeng Platinum, Ltd.....................    478,587    2,204,648
     Santam, Ltd......................................    127,218    2,489,910
 *   Sappi, Ltd.......................................  4,967,939   20,397,299
     Sibanye Gold, Ltd................................  4,294,147   11,610,919
     Sibanye Gold, Ltd. Sponsored ADR.................    611,009    6,806,640
     Spar Group, Ltd. (The)...........................  1,360,627   21,463,584
     Spur Corp., Ltd..................................    580,548    1,985,655
 *   Stefanutti Stocks Holdings, Ltd..................    524,569      229,969
     Sun International, Ltd...........................    931,738   10,369,181
 *   Super Group, Ltd.................................  2,773,630    8,156,797
 *   Telkom SA SOC, Ltd...............................  2,411,246   14,409,458
     Times Media Group, Ltd...........................     82,884      146,578
     Tongaat Hulett, Ltd..............................    872,386   11,965,483
     Trencor, Ltd.....................................  1,108,355    6,689,130
     Truworths International, Ltd.....................     56,331      390,090
     Tsogo Sun Holdings, Ltd..........................    143,973      339,105
     Value Group, Ltd.................................    303,978      121,973
     Wilson Bayly Holmes-Ovcon, Ltd...................    461,692    4,784,046
     Zeder Investments, Ltd...........................  4,089,733    2,746,467
                                                                  ------------
 TOTAL SOUTH AFRICA...................................             438,383,011
                                                                  ------------
 SOUTH KOREA -- (13.7%)
 #*  3S Korea Co., Ltd................................     15,208       48,186

                                     1898

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SOUTH KOREA -- (Continued)
#   Able C&C Co., Ltd..................................  61,501 $1,228,730
#*  Actoz Soft Co., Ltd................................  29,003    993,542
#*  Advanced Nano Products Co., Ltd....................  15,848    212,064
#*  Advanced Process Systems Corp...................... 124,621    696,524
#   Aekyung Petrochemical Co., Ltd.....................   7,351    453,020
#   AfreecaTV Co., Ltd.................................  62,315  1,615,697
#   Agabang&Company.................................... 159,566  1,103,913
#   Ahn-Gook Pharmaceutical Co., Ltd...................  34,641    409,115
#   Ahnlab, Inc........................................  12,042    495,458
#*  AJ Rent A Car Co., Ltd.............................  84,730  1,276,477
#   AK Holdings, Inc...................................  14,568  1,349,999
#*  Aminologics Co., Ltd...............................  36,345     42,132
#*  Amotech Co., Ltd...................................  53,135    844,527
*   Anam Electronics Co., Ltd.......................... 112,430     83,781
    Anapass, Inc.......................................  49,826    610,386
    Asia Cement Co., Ltd...............................   1,412    154,257
    ASIA Holdings Co., Ltd.............................  13,705  1,786,306
#   Asia Paper Manufacturing Co., Ltd..................  33,401    731,377
*   Asiana Airlines, Inc............................... 595,701  4,707,726
    AtlasBX Co., Ltd...................................  41,142  1,607,161
*   AUK Corp........................................... 199,140    313,402
#   Autech Corp........................................  52,319    291,344
*   Avaco Co., Ltd.....................................  44,746    158,220
#   Baiksan Co., Ltd...................................  58,310    208,897
#   Basic House Co., Ltd. (The)........................  44,309    667,172
#*  BH Co., Ltd........................................  71,979    579,655
#   BHI Co., Ltd.......................................  26,142    253,908
#   Binggrae Co., Ltd..................................  29,924  2,028,943
#   Bioland, Ltd.......................................  50,551  1,127,165
*   Biotoxtech Co., Ltd................................   5,960     18,658
#   Bluecom Co., Ltd...................................  58,856    675,332
*   Bongshin Co., Ltd..................................       2         --
    Bookook Securities Co., Ltd........................   7,410    113,904
#*  Boryung Medience Co., Ltd..........................  29,179    224,902
#   Boryung Pharmaceutical Co., Ltd....................  26,073  1,056,328
    Bukwang Pharmaceutical Co., Ltd....................  96,625  1,802,658
    BYC Co., Ltd.......................................     710    170,428
#   Byucksan Corp...................................... 209,703  1,215,579
#   CammSys Corp....................................... 176,838    306,656
#*  Capro Corp......................................... 153,464    472,740
#*  Celltrion Pharm, Inc...............................  71,366    753,567
#*  Chabiotech Co., Ltd................................ 151,361  1,942,332
*   Chadiostech Co., Ltd...............................  57,057    161,173
#*  Charm Engineering Co., Ltd.........................  42,800     55,966
#   Chemtronics Co., Ltd...............................  51,101    519,080
#*  Chin Hung International, Inc....................... 106,852    136,729
#*  China Great Star International, Ltd................ 370,481    993,758
#*  China Ocean Resources Co., Ltd..................... 457,275  2,002,230
#*  Choa Pharmaceutical Co.............................  53,419    174,380
    Chokwang Paint, Ltd................................  41,364    510,258
#   Chong Kun Dang Pharmaceutical Corp.................  34,126  1,736,693
    Chongkundang Holdings Corp.........................  16,130    872,090
#   Choong Ang Vaccine Laboratory......................  23,858    319,133

                                     1899

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SOUTH KOREA -- (Continued)
    Chosun Refractories Co., Ltd.......................   4,900 $  487,732
#   Chungdahm Learning, Inc............................  17,619    180,516
#   CJ CGV Co., Ltd....................................  70,795  3,936,058
*   CJ E&M Corp........................................ 123,766  4,286,822
#*  CJ Freshway Corp...................................  14,500    632,457
#*  CJ Korea Express Co., Ltd..........................  12,269  2,148,720
    CJ O Shopping Co., Ltd.............................   9,634  1,949,701
#*  CJ Seafood Corp....................................  91,710    212,448
#   CKD Bio Corp.......................................  27,058    567,029
#*  CNK International Co., Ltd.........................  59,774     70,714
#*  Com2uSCorp.........................................  38,391  6,190,220
#   Cosmax BTI, Inc....................................  90,252  3,814,171
#*  CosmoAM&T Co., Ltd.................................  51,209    166,992
#*  Cosmochemical Co., Ltd.............................  52,090    230,940
#   Credu Corp.........................................  11,472    549,113
    Crown Confectionery Co., Ltd.......................   3,864    825,163
#*  CTC BIO, Inc.......................................  60,779    979,921
#*  CUROCOM Co., Ltd................................... 182,360    184,066
#*  D.I Corp........................................... 145,220    935,062
#*  D.ID Corp..........................................  68,169    105,165
    Dae Dong Industrial Co., Ltd.......................  60,958    575,669
    Dae Han Flour Mills Co., Ltd.......................   6,486    982,122
#   Dae Hyun Co., Ltd.................................. 184,373    445,845
    Dae Won Kang Up Co., Ltd........................... 115,802    659,703
#*  Dae Young Packaging Co., Ltd....................... 355,967    321,976
#   Dae-Il Corp........................................  81,189    346,248
#*  Daea TI Co., Ltd................................... 367,219    490,638
#*  Daechang Co., Ltd.................................. 319,448    249,340
    Daechang Forging Co., Ltd..........................   1,367     52,181
#   Daeduck Electronics Co............................. 212,245  1,798,283
#   Daeduck GDS Co., Ltd............................... 112,119  1,290,440
#   Daegu Department Store.............................  27,282    388,907
#*  Daehan New Pharm Co., Ltd..........................  15,366    227,080
#   Daehan Steel Co., Ltd..............................  79,022    394,936
*   Daeho International Corp...........................     543         --
    Daehwa Pharmaceutical Co., Ltd.....................  66,915    518,149
    Daekyo Co., Ltd....................................  72,780    461,626
#*  Daekyung Machinery & Engineering Co., Ltd.......... 139,260    203,077
#   Daesang Corp....................................... 122,159  4,233,939
#   Daesang Holdings Co., Ltd..........................  75,190  1,192,973
#   Daesung Holdings Co., Ltd..........................  25,502    223,647
    Daewon Pharmaceutical Co., Ltd.....................  58,239    897,785
    Daewon San Up Co., Ltd.............................  49,261    422,730
    Daewoong Co., Ltd..................................   6,217    246,088
    Daewoong Pharmaceutical Co., Ltd...................  25,628  1,447,616
*   Dahaam E-Tec Co., Ltd..............................   2,100      6,481
    Daishin Securities Co., Ltd........................ 234,027  1,955,986
#*  Danal Co., Ltd.....................................   4,730     42,382
#   Daou Data Corp.....................................  57,148    580,078
#   Daou Technology, Inc............................... 167,950  2,236,503
#*  Dasan Networks, Inc................................ 108,371    720,780
#   Daum Kakao Corp....................................  55,806  7,753,364
#   Dawonsys Co., Ltd..................................  48,948    687,791

                                     1900

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
SOUTH KOREA -- (Continued)
#   Dayou Automotive Seat Technology Co., Ltd..........   315,450 $  450,420
#   DCM Corp...........................................    32,006    470,550
#*  Deutsch Motors, Inc................................    57,548    224,409
    DGB Financial Group, Inc........................... 1,001,145  9,601,112
    Digital Chosun Co., Ltd............................     4,745     19,344
#   Digital Power Communications Co., Ltd..............   162,963    622,764
#*  DIO Corp...........................................    66,510    497,382
    Dong Ah Tire & Rubber Co., Ltd.....................    29,151    502,446
#*  Dong Yang Gang Chul Co., Ltd.......................   175,639    679,932
#   Dong-A Socio Holdings Co., Ltd.....................    14,293  1,635,668
#   Dong-Ah Geological Engineering Co., Ltd............    30,200    205,736
    Dong-Il Corp.......................................     3,655    240,367
#   Dongaone Co., Ltd..................................   111,180    323,598
#   Dongbang Transport Logistics Co., Ltd..............    75,370    141,633
*   Dongbu CNI Co., Ltd................................    20,390     48,604
#*  Dongbu Corp........................................    50,557     30,937
#*  Dongbu HiTek Co., Ltd..............................   166,849    762,979
*   Dongbu Securities Co., Ltd.........................   192,029    700,649
#*  Dongbu Steel Co., Ltd..............................   186,131    269,454
    Dongil Industries Co., Ltd.........................     6,523    393,656
#   Dongjin Semichem Co., Ltd..........................   144,206    495,047
*   Dongkook Industrial Co., Ltd.......................   124,790    294,319
#   DongKook Pharmaceutical Co., Ltd...................    31,159  1,145,712
    Dongkuk Industries Co., Ltd........................    91,860    296,120
#   Dongkuk Steel Mill Co., Ltd........................   388,492  1,977,147
#   Dongkuk Structure & Construction Co., Ltd..........   159,549    469,672
    Dongsuh Co., Inc...................................    28,699    606,931
#   Dongsung Chemical Co., Ltd.........................     8,700    126,953
#   Dongsung Holdings Co., Ltd.........................   135,237    899,718
#   Dongsung Pharmaceutical Co., Ltd...................    95,567    389,154
*   Dongwha Enterprise Co., Ltd........................     5,538    106,800
#   Dongwha Pharm Co., Ltd.............................   132,021    718,269
    Dongwon F&B Co., Ltd...............................     6,814  2,041,411
#   Dongwon Industries Co., Ltd........................     6,821  2,016,317
#*  Dongwon Systems Corp...............................     5,977    127,643
*   Dongwoo Co., Ltd...................................    58,857    197,680
    Dongyang E&P, Inc..................................    35,068    414,924
#*  Doosan Engine Co., Ltd.............................   180,632  1,292,672
#*  Doosan Engineering & Construction Co., Ltd.........    24,154    199,941
*   Doosan Infracore Co., Ltd..........................   113,280  1,048,825
#*  Dragonfly GF Co., Ltd..............................    41,878    402,007
    DRB Holding Co., Ltd...............................    59,548    653,470
#*  Duksan Hi-Metal Co., Ltd...........................    85,587    872,618
#   DuzonBIzon Co., Ltd................................   124,375  1,261,592
    DY Corp............................................    96,814    588,523
*   DY POWER Corp......................................    51,834    514,260
#   e Tec E&C, Ltd.....................................     4,675    582,983
#   e-LITECOM Co., Ltd.................................    48,416    661,067
#*  e-Starco Co., Ltd..................................   153,747    338,523
    E1 Corp............................................    15,150    874,986
#   Eagon Industries Co., Ltd..........................    37,395    531,927
#   Easy Bio, Inc......................................   217,586  1,130,345
*   Ecopro Co., Ltd....................................    71,721    522,196

                                     1901

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SOUTH KOREA -- (Continued)
#   EG Corp............................................  30,118 $  466,344
#*  ELK Corp........................................... 106,470    464,136
#*  EMKOREA Co., Ltd...................................  22,942    104,451
#   ENF Technology Co., Ltd............................  46,783    350,561
#   Eo Technics Co., Ltd...............................  45,957  5,378,476
#   Estechpharma Co., Ltd..............................  52,820    324,468
#*  ESTsoft Corp.......................................     442     18,324
    Eugene Corp........................................ 266,913    868,461
*   Eugene Investment & Securities Co., Ltd............ 532,610  1,010,357
#   Eugene Technology Co., Ltd.........................  94,115  1,222,262
#*  Eusu Holdings Co., Ltd.............................  82,998    834,837
#   EVERDIGM Corp......................................  60,355    384,561
    F&F Co., Ltd.......................................   1,096     13,642
#*  Farmsco............................................  10,730    129,913
#   Fila Korea, Ltd....................................  54,634  5,469,929
#*  Fine Technix Co., Ltd..............................  84,743    229,045
#*  Finetex EnE, Inc...................................  86,393    136,372
#   Firstec Co., Ltd................................... 164,190    335,574
#*  Flexcom, Inc.......................................  53,658    242,091
#*  Foosung Co., Ltd................................... 142,799    395,447
#   Fursys, Inc........................................  14,315    402,161
#*  Gamevil, Inc.......................................   9,583  1,599,048
#   Gaon Cable Co., Ltd................................  21,699    494,808
#*  GeneOne Life Science, Inc..........................  22,383     32,441
#*  Genexine Co., Ltd..................................   3,715    217,246
#*  Genic Co., Ltd.....................................  24,790    579,702
    GIIR, Inc..........................................  10,990     71,211
    Global & Yuasa Battery Co., Ltd....................  33,277  1,231,616
#   Global Display Co., Ltd............................  78,272    453,930
#*  GNCO Co., Ltd...................................... 270,836    288,463
    Golfzon Co., Ltd...................................  93,414  2,126,334
#   Grand Korea Leisure Co., Ltd....................... 121,442  4,419,312
#   Green Cross Corp...................................  33,326  4,222,077
    Green Cross Holdings Corp.......................... 128,095  2,556,925
*   Green Non-Life Insurance Co., Ltd..................  22,357         --
#*  GS Engineering & Construction Corp................. 251,159  5,708,824
#   GS Global Corp.....................................  69,887    498,578
    GS Home Shopping, Inc..............................  12,925  2,492,033
#   GS retail Co., Ltd................................. 151,969  3,613,112
#   Gwangju Shinsegae Co., Ltd.........................   3,400    971,367
#   Haesung Industrial Co., Ltd........................  11,193    230,474
#*  Halla Corp......................................... 108,801    616,674
#   Halla Holdings Corp................................  39,848  2,294,396
    Halla Visteon Climate Control Corp.................  51,040  2,148,590
#   Han Kuk Carbon Co., Ltd............................ 212,577  1,091,374
#*  Hana Micron, Inc................................... 102,657  1,016,382
#   Hana Tour Service, Inc.............................  51,816  4,035,609
#*  Hanall Biopharma Co., Ltd..........................  92,648    340,506
    Hancom, Inc........................................  89,899  1,663,834
#   Handok, Inc........................................  29,047    560,377
#   Handsome Co., Ltd..................................  83,728  2,348,747
    Hanil Cement Co., Ltd..............................  20,147  3,033,205
#*  Hanjin Heavy Industries & Construction Co., Ltd.... 405,499  1,437,889

                                     1902

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SOUTH KOREA -- (Continued)
#   Hanjin Heavy Industries & Construction Holdings
      Co., Ltd.........................................  80,766 $  504,438
#*  Hanjin Kal Corp.................................... 230,247  6,819,124
#*  Hanjin P&C Co., Ltd................................ 110,818    170,379
*   Hanjin Shipping Co., Ltd...........................      --          1
#   Hanjin Transportation Co., Ltd.....................  56,414  3,266,526
    Hankook Shell Oil Co., Ltd.........................   3,614  1,646,963
*   Hankook Synthetics, Inc............................     550         --
*   Hankuk Glass Industries, Inc.......................  11,460    260,388
    Hankuk Paper Manufacturing Co., Ltd................  12,824    360,865
#*  Hanmi Pharm Co., Ltd...............................  35,574  3,169,250
#*  Hanmi Science Co., Ltd.............................  58,387    800,100
#   Hanmi Semiconductor Co., Ltd.......................  55,466    872,636
#   Hansae Co., Ltd.................................... 100,367  3,483,873
    Hansae Yes24 Holdings Co., Ltd.....................  60,141    652,179
#   Hanshin Construction...............................  16,912    215,376
#   Hansol Chemical Co., Ltd...........................  51,329  2,358,015
    Hansol Holdings Co., Ltd........................... 162,702  1,173,482
#*  Hansol HomeDeco Co., Ltd........................... 362,991    484,688
#   Hansol Logistics Co., Ltd.......................... 237,664    496,142
*   Hansol Paper Co., Ltd..............................  99,326  1,775,618
#*  Hansol Technics Co., Ltd........................... 112,938  1,402,537
#   Hanssem Co., Ltd...................................  43,605  6,119,608
#   Hanwha Chemical Corp............................... 106,197  1,188,188
    Hanwha Corp........................................ 245,170  6,116,632
#   Hanwha Galleria Timeworld Co., Ltd.................  11,653    708,507
#*  Hanwha General Insurance Co., Ltd.................. 173,490    664,277
*   Hanwha Investment & Securities Co., Ltd............ 368,771  1,336,374
    Hanyang Eng Co., Ltd...............................  63,549    433,806
    Hanyang Securities Co., Ltd........................  18,538    125,289
#*  Harim Co., Ltd..................................... 179,090    692,921
*   Harim Holdings Co., Ltd............................ 171,501    777,187
#   Heung-A Shipping Co., Ltd.......................... 583,317  1,486,169
*   Heungkuk Fire & Marine Insurance Co., Ltd..........  92,139    338,273
#   High Tech Pharm Co., Ltd...........................  28,464    347,871
#   Hite Jinro Co., Ltd................................ 172,218  3,627,852
    Hitejinro Holdings Co., Ltd........................  49,775    524,210
*   HMC Investment Securities Co., Ltd................. 108,200  1,010,663
    HS R&A Co., Ltd....................................  23,158    632,990
#   Huchems Fine Chemical Corp......................... 109,178  2,635,558
    Humax Co., Ltd..................................... 107,106  1,598,890
#   Huons Co., Ltd.....................................  38,303  2,045,190
#   Husteel Co., Ltd...................................  23,193    369,894
#   Huvis Corp.........................................  97,217  1,013,955
#   Huvitz Co., Ltd....................................  39,094    581,380
#   Hwa Shin Co., Ltd.................................. 111,019    703,726
    Hwacheon Machine Tool Co., Ltd.....................   4,979    295,559
    HwaSung Industrial Co., Ltd........................  53,066    659,930
#   Hy-Lok Corp........................................  42,744  1,076,967
#   Hyosung Corp....................................... 121,019  7,985,954
*   Hyundai BNG Steel Co., Ltd.........................  58,986    788,475
#   Hyundai Corp.......................................  60,106  1,499,644
    Hyundai Development Co............................. 190,271  7,443,078
#*  Hyundai Elevator Co., Ltd..........................  64,859  3,849,374

                                     1903

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES   VALUE++
                                                            ------- ----------
SOUTH KOREA -- (Continued)
#   Hyundai Engineering Plastics Co., Ltd..................  97,720 $  787,630
#   Hyundai Greenfood Co., Ltd............................. 271,752  4,286,201
    Hyundai Home Shopping Network Corp.....................  34,705  3,796,823
    Hyundai Hy Communications & Networks Co., Ltd.......... 173,909    688,987
#   Hyundai Hysco Co., Ltd.................................  43,846  3,068,708
#   Hyundai Livart Furniture Co., Ltd......................  61,321  1,916,943
    Hyundai Marine & Fire Insurance Co., Ltd...............  27,130    645,647
#*  Hyundai Merchant Marine Co., Ltd.......................  12,429    115,984
#   Hyundai Mipo Dockyard Co., Ltd.........................   2,711    190,255
#*  Hyundai Securities Co., Ltd............................ 671,632  4,575,550
#*  Hyunjin Materials Co., Ltd.............................  76,293    242,684
#   HyVision System, Inc...................................  45,692    378,007
#   ICD Co., Ltd...........................................  84,572    585,154
#   Il Dong Pharmaceutical Co., Ltd........................  62,230    952,260
#   Iljin Display Co., Ltd.................................  21,141    126,922
#   Iljin Electric Co., Ltd................................ 122,569  1,002,550
#   Iljin Holdings Co., Ltd................................ 132,799    809,864
#*  Iljin Materials Co., Ltd...............................  91,522    613,305
    Ilshin Spinning Co., Ltd...............................   7,762  1,191,255
#   Ilsung Pharmaceuticals Co., Ltd........................   2,864    293,379
#*  IM Co., Ltd............................................  65,996    219,260
#   iMarketKorea, Inc......................................  90,333  2,255,054
#   InBody Co., Ltd........................................  58,689  2,059,846
#*  Infinitt Healthcare Co., Ltd...........................   8,517     55,991
#*  Infopia Co., Ltd.......................................  36,952    452,934
#*  Infraware, Inc......................................... 103,254    681,222
#*  InkTec Co., Ltd........................................  38,881    381,793
#   Innochips Technology, Inc..............................  31,294    433,887
#*  InnoWireless, Inc......................................  21,995    266,440
#*  Innox Corp.............................................  63,904    919,101
#*  Insun ENT Co., Ltd..................................... 163,120    641,302
    Intelligent Digital Integrated Securities Co., Ltd.....  27,431    337,237
#*  Interflex Co., Ltd.....................................  56,555    977,301
    Intergis Co., Ltd......................................   5,610     37,718
#   Interojo Co., Ltd......................................  39,961    701,844
#   Interpark Corp......................................... 206,989  1,727,140
    INTOPS Co., Ltd........................................  38,470    646,418
#   Inzi Controls Co., Ltd.................................  45,990    212,333
    INZI Display Co., Ltd..................................  64,622    107,423
    Iones Co., Ltd.........................................  18,073    245,846
#*  IS Dongseo Co., Ltd....................................  52,132  2,785,165
#   ISU Chemical Co., Ltd..................................  65,141    515,647
#   IsuPetasys Co., Ltd.................................... 189,204    966,541
#   Jahwa Electronics Co., Ltd.............................  73,642  1,001,563
#   JB Financial Group Co., Ltd............................ 490,419  2,604,488
*   Jcontentree Corp....................................... 162,538    499,906
#   Jeil Pharmaceutical Co.................................  38,801    750,177
#*  Jeju Semiconductor Corp................................  33,053     89,993
    Jinro Distillers Co., Ltd..............................  12,752    355,890
#   Jinsung T.E.C..........................................  70,489    337,735
    JLS Co., Ltd...........................................   5,579     31,066
#   JNK Heaters Co., Ltd...................................  11,537     51,593
*   JoyCity Corp...........................................   9,129    208,080

                                     1904

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SOUTH KOREA -- (Continued)
#*  Joymax Co., Ltd....................................  21,192 $  555,970
#*  Jusung Engineering Co., Ltd........................ 222,336    811,747
#*  JVM Co., Ltd.......................................  18,510  1,000,799
#   JW Holdings Co., Ltd............................... 195,463    439,572
#   JW Pharmaceutical Corp.............................  57,132    733,409
#   JW Shinyak Corp....................................   5,822     31,029
#*  JYP Entertainment Corp.............................  11,644     44,378
#   KB Capital Co., Ltd................................  66,046  1,244,267
    KC Cottrell Co., Ltd...............................  28,203    166,537
#   KC Green Holdings Co., Ltd.........................  76,743    630,061
#   KC Tech Co., Ltd................................... 123,092    863,464
#*  KCC Engineering & Construction Co., Ltd............  30,123    207,451
*   KCO Energy, Inc....................................     120         --
#   KCP Co., Ltd.......................................  63,178  1,998,153
#*  Keangnam Enterprises, Ltd..........................   5,833     23,911
#*  KEC Corp........................................... 253,309    284,926
#   KEPCO Engineering & Construction Co., Inc..........  15,812    613,341
#   Keyang Electric Machinery Co., Ltd................. 156,430    585,080
    KG Chemical Corp...................................  43,444    666,214
#   Kginicis Co., Ltd..................................  88,253  1,984,115
#   KGMobilians Co., Ltd...............................  67,135    893,006
#   KH Vatec Co., Ltd..................................  69,462  2,566,248
#   KISCO Corp.........................................  20,347    592,002
    KISCO Holdings Co., Ltd............................   2,292     98,619
#   Kishin Corp........................................  49,420    321,010
#   KISWIRE, Ltd.......................................  39,054  1,442,812
#   KIWOOM Securities Co., Ltd.........................  68,819  3,662,184
*   KMH Co., Ltd.......................................  51,108    472,324
#*  KMW Co., Ltd.......................................  53,185    854,951
#   Koentec Co., Ltd................................... 297,857    732,158
#   Koh Young Technology, Inc..........................  63,733  2,764,044
#   Kolao Holdings..................................... 131,554  2,028,204
#   Kolon Corp.........................................  45,278    934,819
#*  Kolon Global Corp..................................  34,852    255,680
#   Kolon Industries, Inc.............................. 107,359  4,553,798
#   Kolon Life Science, Inc............................  26,630  1,066,938
#*  Komipharm International Co., Ltd...................  11,873     97,947
#   KONA I Co., Ltd....................................  71,763  2,236,819
    Kook Soon Dang Brewery Co., Ltd....................  67,701    370,077
    Korea Airport Service Co., Ltd.....................     934     35,072
*   Korea Alcohol Industrial Co., Ltd..................  42,594    183,255
#   Korea Cast Iron Pipe Industries Co., Ltd...........   8,530     42,280
#   Korea Circuit Co., Ltd.............................  65,808    759,730
#   Korea District Heating Corp........................  16,897    834,287
    Korea Electric Terminal Co., Ltd...................  32,072  1,893,233
    Korea Electronic Power Industrial Development Co.,
      Ltd..............................................  74,881    421,508
    Korea Export Packaging Industrial Co., Ltd.........   5,621    117,745
#   Korea Flange Co., Ltd..............................  30,271    447,195
#*  Korea Info & Comm..................................  61,340    497,637
    Korea Investment Holdings Co., Ltd................. 124,178  5,852,000
#   Korea Kolmar Co., Ltd..............................  77,481  4,065,842
#   Korea Kolmar Holdings Co., Ltd.....................  33,913  1,690,127
#*  Korea Line Corp....................................  64,935  1,300,956

                                     1905

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
SOUTH KOREA -- (Continued)
    Korea Petrochemical Ind Co., Ltd...................    19,034 $1,421,146
#   Korea United Pharm, Inc............................    52,639    737,737
    Korean Reinsurance Co..............................   553,359  5,146,251
#   Kortek Corp........................................    56,343    600,120
#   KPF................................................    42,149    148,681
    KPX Chemical Co., Ltd..............................     6,479    329,745
#*  KR Motors Co., Ltd.................................    56,572     54,467
#*  KSCB Co., Ltd......................................     7,972     23,966
*   KT Hitel Co., Ltd..................................    78,557    744,878
    KT Skylife Co., Ltd................................   119,289  1,761,501
#*  KTB Investment & Securities Co., Ltd...............   307,884    522,222
    Kukdo Chemical Co., Ltd............................    22,688    964,903
#   Kumho Electric Co., Ltd............................    23,500    477,223
#   Kumho Petrochemical Co., Ltd.......................     2,013    163,944
#*  Kumho Tire Co., Inc................................   421,717  3,730,636
#   Kumkang Kind Co., Ltd..............................    16,750  1,037,166
    Kunsul Chemical Industrial Co., Ltd................    23,122  1,153,245
    Kwang Dong Pharmaceutical Co., Ltd.................   197,814  1,973,166
#*  Kwang Myung Electric Engineering Co., Ltd..........   223,437    485,238
*   Kyeryong Construction Industrial Co., Ltd..........    25,068    241,802
*   Kyobo Securities Co., Ltd..........................   120,640  1,074,206
#   Kyung Dong Navien Co., Ltd.........................    33,704    766,421
#   Kyung-In Synthetic Corp............................   123,588    529,600
    Kyungbang, Ltd.....................................     4,520    689,998
    Kyungchang Industrial Co., Ltd.....................    71,816    508,286
    KyungDong City Gas Co., Ltd........................    12,684  1,142,363
#   Kyungdong Pharm Co., Ltd...........................    38,679    845,039
#   L&F Co., Ltd.......................................    52,290    301,547
*   LB Semicon, Inc....................................   164,971    248,513
#   LEENO Industrial, Inc..............................    51,031  1,858,527
#   LF Corp............................................   117,473  3,366,206
#   LG Hausys, Ltd.....................................    37,195  6,065,483
#   LG Innotek Co., Ltd................................    28,962  2,566,877
#   LG International Corp..............................   206,725  6,906,579
#*  LG Life Sciences, Ltd..............................    57,740  2,460,760
    LIG Insurance Co., Ltd.............................   240,282  5,036,546
#   LMS Co., Ltd.......................................    32,869    564,263
#   Lock&Lock Co., Ltd.................................   202,888  1,923,456
#*  Logistics Energy Korea Co., Ltd....................   113,943    199,233
    Lotte Chilsung Beverage Co., Ltd...................     3,217  4,874,720
    Lotte Confectionery Co., Ltd.......................     2,271  3,870,128
#   Lotte Food Co., Ltd................................     3,967  2,243,449
#   LOTTE Himart Co., Ltd..............................    51,069  2,515,279
*   Lotte Non-Life Insurance Co., Ltd..................   156,426    382,478
    LS Corp............................................    50,782  2,225,950
#   LS Industrial Systems Co., Ltd.....................    81,575  4,496,148
#*  Lumens Co., Ltd....................................   301,165  1,789,432
    Macquarie Korea Infrastructure Fund................ 1,308,075  8,789,369
#*  Macrogen, Inc......................................    28,340  1,435,308
#   Maeil Dairy Industry Co., Ltd......................    40,992  1,203,001
#*  Mando Corp.........................................    31,793  4,792,605
#   MDS Technology Co., Ltd............................    12,932    268,169
#*  Medifron DBT Co., Ltd..............................    93,432    216,723

                                     1906

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
SOUTH KOREA -- (Continued)
#*  Medipost Co., Ltd..................................     3,841 $  165,181
    Medy-Tox, Inc......................................    23,965  8,052,504
    MegaStudy Co., Ltd.................................    26,098  1,419,362
#*  Melfas, Inc........................................   104,886    496,917
#   Meritz Financial Group, Inc........................   163,922  1,451,245
#   Meritz Fire & Marine Insurance Co., Ltd............   360,346  4,008,183
    Meritz Securities Co., Ltd......................... 1,043,095  3,651,450
    Mi Chang Oil Industrial Co., Ltd...................     2,262    146,651
    Mirae Asset Securities Co., Ltd....................   135,716  5,711,292
#*  Mirae Corp......................................... 1,931,820    306,168
    Miwon Chemicals Co., Ltd...........................     1,890     60,161
*   Miwon Commercial Co., Ltd..........................       716    106,316
    Miwon Specialty Chemical Co., Ltd..................     1,041    279,698
#   MK Electron Co., Ltd...............................    96,243    510,165
#*  MNTech Co., Ltd....................................   107,105    555,177
#   Modetour Network, Inc..............................    62,361  1,570,405
#*  Monalisa Co., Ltd..................................    68,050    174,815
    Moorim P&P Co., Ltd................................   160,953    574,354
    Moorim Paper Co., Ltd..............................    98,440    202,178
#   Motonic Corp.......................................    63,819    796,727
*   Muhak Co., Ltd.....................................    56,432  1,909,565
    Namhae Chemical Corp...............................   146,780  1,179,010
*   Namsun Aluminum Co., Ltd...........................   129,275    134,075
#   Namyang Dairy Products Co., Ltd....................     1,390    917,515
#*  Neowiz Games Corp..................................    84,844  1,722,342
*   NEOWIZ HOLDINGS Corp...............................    24,844    329,889
#*  NEPES Corp.........................................   104,343    899,042
#   Nexen Corp.........................................    33,168  2,671,542
#   Nexen Tire Corp....................................   199,158  2,829,557
#*  Nexolon Co., Ltd...................................    29,760      8,476
#*  Nexon GT Co., Ltd..................................    77,052  1,002,047
#   NICE Holdings Co., Ltd.............................    84,553  1,326,332
    NICE Information Service Co., Ltd..................   201,510  1,174,174
#*  NK Co., Ltd........................................   162,535    631,988
    Nong Shim Holdings Co., Ltd........................     9,337    917,175
#   Nong Woo Bio Co., Ltd..............................    43,785    863,919
#   NongShim Co., Ltd..................................    19,606  4,140,977
    Noroo Holdings Co., Ltd............................    11,728    244,726
    NOROO Paint & Coatings Co., Ltd....................    47,451    426,581
#   NPC................................................    56,060    286,464
#   OCI Materials Co., Ltd.............................    35,023  2,057,519
#*  OPTRON-TEC, Inc....................................    86,759    504,343
#*  Orientbio, Inc.....................................   458,227    291,430
#*  OSANGJAIEL Co., Ltd................................    36,751    399,437
#*  Osstem Implant Co., Ltd............................    60,174  2,426,145
#*  Osung LST Co., Ltd.................................    24,751     14,984
    Ottogi Corp........................................     6,617  3,435,798
#*  Paik Kwang Industrial Co., Ltd.....................    85,406    183,993
#*  Pan Ocean Co., Ltd.................................    17,111     40,295
#   Pan-Pacific Co., Ltd...............................   154,544    895,160
    Pang Rim Co., Ltd..................................     7,301    150,055
#*  PaperCorea, Inc....................................   688,918    456,892
#   Partron Co., Ltd...................................   220,943  2,496,923

                                     1907

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SOUTH KOREA -- (Continued)
#*  Pharmicell Co., Ltd................................ 146,444 $  427,050
    Poongsan Corp...................................... 144,872  2,995,301
#   Poongsan Holdings Corp.............................  25,820    914,376
#   POSCO Chemtech Co., Ltd............................  11,177  1,381,029
*   POSCO Coated & Color Steel Co., Ltd................   2,498     31,042
#   Posco ICT Co., Ltd................................. 297,041  1,487,389
#   Posco M-Tech Co., Ltd.............................. 120,392    302,287
#*  Posco Plantec Co., Ltd.............................  21,301     71,938
#*  Power Logics Co., Ltd.............................. 153,415    585,366
#   PSK, Inc...........................................  58,750    737,506
#   Pulmuone Co., Ltd..................................   6,862    818,187
#   Pyeong Hwa Automotive Co., Ltd.....................  68,705  1,059,227
#*  Redrover Co., Ltd.................................. 134,133    689,786
#   Reyon Pharmaceutical Co., Ltd......................  23,194    430,327
#   RFsemi Technologies, Inc...........................  30,415    211,309
#   RFTech Co., Ltd....................................  48,046    391,621
#   Romanson Co., Ltd..................................  49,559    718,729
#*  S&C Engine Group, Ltd.............................. 122,917    264,965
#   S&T Corp...........................................   5,003     73,551
    S&T Dynamics Co., Ltd.............................. 158,482  1,451,398
#   S&T Holdings Co., Ltd..............................  29,791    534,821
    S&T Motiv Co., Ltd.................................  50,410  2,035,088
#   S-Energy Co., Ltd..................................  59,160    421,527
#   S-MAC Co., Ltd.....................................  82,037    342,745
#   Saeron Automotive Corp.............................   2,640     24,866
#*  Sajo Industries Co., Ltd...........................  13,633    556,418
    Sam Young Electronics Co., Ltd.....................  63,000    689,599
#   Sam Yung Trading Co., Ltd..........................  54,602  1,162,710
    Samchully Co., Ltd.................................  15,646  1,966,906
    Samho Development Co., Ltd.........................  75,697    216,309
#*  Samho International Co., Ltd.......................  29,154    426,620
#   SAMHWA Paints Industrial Co., Ltd..................  55,658    757,408
#   Samick Musical Instruments Co., Ltd................ 382,196  1,504,015
#   Samick THK Co., Ltd................................  46,951    357,467
#   Samjin Pharmaceutical Co., Ltd.....................  59,596  1,255,845
#   Samkwang Glass.....................................  19,483  1,320,694
#   Samlip General Foods Co., Ltd......................  12,187  2,154,871
#   Samsung Fine Chemicals Co., Ltd.................... 123,140  3,831,398
#   Samsung Techwin Co., Ltd........................... 177,701  3,704,738
#*  SAMT Co., Ltd......................................  76,958    129,833
#   Samyang Foods Co., Ltd.............................  17,230    339,305
    Samyang Holdings Corp..............................  21,745  1,870,125
#   Samyang Tongsang Co., Ltd..........................   9,965    971,988
*   Samyoung Chemical Co., Ltd......................... 173,170    238,254
#*  Sangbo Corp........................................  70,530    454,768
#*  Sapphire Technology Co., Ltd.......................  42,273    486,826
    Satrec Initiative Co., Ltd.........................   9,000    149,258
    Savezone I&C Corp..................................  62,674    350,653
    SBS Contents Hub Co., Ltd..........................  50,267    566,841
#   SBS Media Holdings Co., Ltd........................ 277,535  1,134,172
#*  SBW................................................ 568,070    526,474
    Seah Besteel Corp..................................  87,900  2,556,569
    SeAH Holdings Corp.................................   4,811    643,863

                                     1908

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
SOUTH KOREA -- (Continued)
    SeAH Steel Corp....................................    17,840 $1,244,927
#   Sebang Co., Ltd....................................    57,074    996,576
#*  Seegene, Inc.......................................    58,471  1,742,843
#   Sejong Industrial Co., Ltd.........................    70,108    863,976
    Sempio Foods Co....................................    11,122    336,101
#*  Seobu T&D..........................................    71,555  1,105,610
#   Seohan Co., Ltd....................................   245,591    495,567
#*  Seohee Construction Co., Ltd.......................   889,273    631,317
#   Seoul Semiconductor Co., Ltd.......................   189,938  3,361,353
#   SEOWONINTECH Co., Ltd..............................    58,761    754,244
#   Seoyeon Co., Ltd...................................   118,432  1,512,937
#*  Sewon Cellontech Co., Ltd..........................   146,454    360,531
    Sewon Precision Industry Co., Ltd..................    19,656    467,444
#   SEWOONMEDICAL Co., Ltd.............................   109,964    608,678
#   SFA Engineering Corp...............................    58,145  2,442,139
#*  SG Corp............................................   865,420    522,773
#   SH Energy & Chemical Co., Ltd......................   527,381    840,424
    Shin Poong Pharmaceutical Co., Ltd.................   162,004    613,476
#*  Shinil Industrial Co., Ltd.........................   280,106    381,964
    Shinsegae Co., Ltd.................................    39,908  5,851,944
    Shinsegae Information & Communication Co., Ltd.....     6,991    674,279
#   Shinsegae International Co., Ltd...................    14,823  1,206,417
#*  Shinsung Solar Energy Co., Ltd.....................   269,802    313,920
#*  Shinsung Tongsang Co., Ltd.........................   663,999    867,625
*   Shinwha Intertek Corp..............................   123,334    339,058
*   Shinwon Corp.......................................   179,120    302,171
#   Shinyoung Securities Co., Ltd......................    14,050    720,463
#*  Signetics Corp.....................................   297,153    463,441
#*  SIGONG TECH Co., Ltd...............................    67,831    278,886
    Silicon Works Co., Ltd.............................    70,469  1,856,270
#   Silla Co., Ltd.....................................    38,828    761,420
#*  Simm Tech Co., Ltd.................................   131,543  1,263,408
#   SIMPAC, Inc........................................    79,081    407,076
    Sindoh Co., Ltd....................................    10,939    715,135
#   SJM Co., Ltd.......................................    49,393    307,547
*   SK Broadband Co., Ltd..............................   902,916  3,494,529
#   SK Chemicals Co., Ltd..............................    87,656  4,874,638
#*  SK Communications Co., Ltd.........................   103,928    698,177
#   SK Gas, Ltd........................................    23,146  1,818,045
*   SK Networks Co., Ltd...............................   493,573  4,227,963
#*  SK Securities Co., Ltd............................. 1,903,038  1,624,085
    SKC Co., Ltd.......................................   144,875  3,978,489
#*  SKC Solmics Co., Ltd...............................    43,587     81,122
    SL Corp............................................    77,273  1,246,715
#*  SM Culture & Contents Co., Ltd.....................    59,505    186,769
#*  SM Entertainment Co................................    92,354  3,076,409
#*  Solborn, Inc.......................................    82,934    345,694
*   Solco Biomedical Co., Ltd..........................    56,341     29,411
#   Solid, Inc.........................................    97,778    696,461
    Songwon Industrial Co., Ltd........................   100,166    790,789
#   Soulbrain Co., Ltd.................................    57,380  1,902,577
*   Ssangyong Cement Industrial Co., Ltd...............   118,503  1,621,218
#*  Steel Flower Co., Ltd..............................    29,816    111,810

                                     1909

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SOUTH KOREA -- (Continued)
#*  STS Semiconductor & Telecommunications............. 300,260 $1,138,313
#*  STX Corp...........................................   1,861      6,989
#*  STX Engine Co., Ltd................................ 115,112     69,274
#   Suheung Co., Ltd...................................  35,782  1,612,110
    Sun Kwang Co., Ltd.................................  15,705    278,095
#   Sunchang Corp......................................  37,052    277,035
#   Sung Kwang Bend Co., Ltd........................... 102,370  1,234,060
#*  Sungchang Enterprise Holdings, Ltd.................  31,117    601,568
#*  Sungshin Cement Co., Ltd........................... 119,160  1,471,781
    Sungwoo Hitech Co., Ltd............................ 218,231  2,407,151
    Sunjin Co., Ltd....................................  25,877    734,313
#*  Sunny Electronics Corp.............................  81,771    180,790
#*  Suprema, Inc.......................................  68,452  1,681,963
#*  Synopex, Inc....................................... 329,126    564,187
    Tae Kyung Industrial Co., Ltd......................  39,841    210,752
    Taekwang Industrial Co., Ltd.......................   2,106  2,167,152
#*  Taewoong Co., Ltd..................................  61,512    839,016
*   Taeyoung Engineering & Construction Co., Ltd....... 242,962  1,075,652
#*  Taihan Electric Wire Co., Ltd...................... 189,922    208,400
    Tailim Packaging Industrial Co., Ltd............... 183,561    383,335
#   TCC Steel..........................................  40,253    100,045
#   TechWing, Inc......................................  50,605    467,613
#   TES Co., Ltd.......................................  40,294    597,528
#*  Theall Medi Bio....................................  24,080     31,443
#*  Theragen Etex Co., Ltd.............................  43,667    197,182
#*  TK Chemical Corp................................... 262,605    433,192
#*  TK Corp............................................  75,303    724,817
    Tokai Carbon Korea Co., Ltd........................   1,274     11,031
#   Tong Yang Moolsan Co., Ltd.........................  22,590    161,812
    Tongyang Life Insurance............................ 212,493  2,132,753
#*  Top Engineering Co., Ltd...........................  43,811    174,888
#   Toptec Co., Ltd....................................  47,894    733,155
#*  Toray Chemical Korea, Inc.......................... 124,140  1,600,950
#   Tovis Co., Ltd.....................................  78,732  1,415,917
#*  Trais Co., Ltd.....................................  59,456    144,906
*   Trigem Computer, Inc...............................       1         --
#   TS Corp............................................  26,872    613,348
#*  UBCare Co., Ltd....................................  31,444     77,174
#   Ubiquoss, Inc......................................  79,861    705,842
#*  Ubivelox, Inc......................................  15,537    222,094
#   UI Display Co., Ltd................................  34,401    142,343
#   Uju Electronics Co., Ltd...........................  42,498    594,760
#   Unid Co., Ltd......................................  21,364  1,143,583
#*  Uniquest Corp......................................  16,050    135,249
#*  Unison Co., Ltd....................................  99,851    224,574
#   Value Added Technologies Co., Ltd..................  39,778    967,685
#   Vieworks Co., Ltd..................................  39,832  1,188,081
#   Visang Education, Inc..............................  29,722    205,542
#*  Webzen, Inc........................................  44,001  1,236,156
#*  WeMade Entertainment Co., Ltd......................  27,945  1,197,620
#   Whanin Pharmaceutical Co., Ltd.....................  43,130    766,675
    WillBes & Co. (The)................................ 288,928    359,390
#   WiSoL Co., Ltd.....................................  96,855    790,315

                                     1910

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
SOUTH KOREA -- (Continued)
#*  Wonik Cube Corp....................................    20,753 $     57,050
#*  Wonik IPS Co., Ltd.................................   284,525    3,476,687
*   Wonik Materials Co., Ltd...........................    15,040      644,524
#   Woojeon & Handan Co., Ltd..........................    90,141      202,308
#*  Woongjin Energy Co., Ltd...........................   324,645      466,680
#*  Woongjin Holdings Co., Ltd.........................   237,553      451,020
*   Woongjin Thinkbig Co., Ltd.........................   122,254      840,571
#   Wooree ETI Co., Ltd................................   161,548      289,294
    Woori Investment & Securities Co., Ltd.............   504,684    5,082,041
#*  Woori Investment Bank Co., Ltd..................... 2,960,139    1,098,566
#   WooSung Feed Co., Ltd..............................    86,370      248,415
#   Y G-1 Co., Ltd.....................................    89,329      742,591
    YESCO Co., Ltd.....................................    13,100      402,858
#   YG Entertainment, Inc..............................    46,549    2,011,539
#   Yoosung Enterprise Co., Ltd........................   138,277      641,417
#   Youlchon Chemical Co., Ltd.........................    62,684      617,565
#   Young Heung Iron & Steel Co., Ltd..................   287,784      463,763
    Young Poong Corp...................................     2,389    3,095,909
*   Young Poong Mining & Construction Corp.............     1,580           --
#   Young Poong Precision Corp.........................    81,590      730,672
    Youngone Corp......................................    76,448    3,920,250
    Youngone Holdings Co., Ltd.........................    29,493    2,416,421
#*  Yuanta Securities Korea............................    12,966       46,888
#   Yuhan Corp.........................................    44,525    6,949,064
    YuHwa Securities Co., Ltd..........................    13,060      178,644
#*  Yungjin Pharmaceutical Co., Ltd....................   469,292      605,232
*   ZeroOne Interactive Co., Ltd.......................     3,200           --
                                                                  ------------
TOTAL SOUTH KOREA......................................            763,548,648
                                                                  ------------
TAIWAN -- (13.5%)
#   A-DATA Technology Co., Ltd......................... 1,155,879    1,989,021
#   Ability Enterprise Co., Ltd........................ 2,737,076    1,624,812
#   AcBel Polytech, Inc................................ 2,302,599    2,619,603
    Accton Technology Corp............................. 3,231,763    1,592,716
#   Ace Pillar Co., Ltd................................   254,008      165,387
    ACES Electronic Co., Ltd...........................   510,000      670,918
#   ACHEM Technology Corp.............................. 1,430,860      848,979
*   Acme Electronics Corp..............................   322,000      329,790
#   Acter Co., Ltd.....................................   211,000      533,529
*   Action Electronics Co., Ltd........................   761,635      162,901
    Actron Technology Corp.............................   332,150    1,183,362
#   Adlink Technology, Inc.............................   537,183    1,314,134
#   Advanced Ceramic X Corp............................   222,000    1,073,889
*   Advanced Connectek, Inc............................ 1,355,000      523,161
    Advanced International Multitech Co., Ltd..........   477,000      372,331
#*  Advanced Wireless Semiconductor Co.................   775,000    1,151,382
#   Advancetek Enterprise Co., Ltd.....................   846,917      631,903
#*  AGV Products Corp.................................. 3,166,801      797,429
#   AimCore Technology Co., Ltd........................   334,589      290,160
    Alcor Micro Corp...................................   391,000      330,390
    ALI Corp........................................... 1,963,000    1,554,025
#   Allis Electric Co., Ltd............................    54,000       15,936
#   Alltek Technology Corp.............................   457,640      440,445

                                     1911

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
TAIWAN -- (Continued)
#   Alltop Technology Co., Ltd.........................     54,000 $   56,816
#   Alpha Networks, Inc................................  2,128,763  1,178,900
#   Altek Corp.........................................  1,648,945  1,943,101
#   Ambassador Hotel (The).............................  1,565,000  1,395,101
#   AMPOC Far-East Co., Ltd............................    548,444    504,385
#   AmTRAN Technology Co., Ltd.........................  4,567,951  2,593,309
    Anpec Electronics Corp.............................    562,590    573,457
#   Apacer Technology, Inc.............................    779,576    800,442
#   APCB, Inc..........................................    865,000    652,247
#   Apex Biotechnology Corp............................    629,483  1,060,588
#   Apex International Co., Ltd........................    645,293    914,363
#   Apex Medical Corp..................................    325,500    596,760
#   Apex Science & Engineering.........................    863,897    330,011
#   Arcadyan Technology Corp...........................    857,718  1,158,520
#   Ardentec Corp......................................  2,348,642  1,994,660
*   Arima Communications Corp..........................  1,206,719    491,242
#*  Asia Optical Co., Inc..............................  1,453,000  1,955,019
#   Asia Plastic Recycling Holding, Ltd................    882,460  1,034,283
#   Asia Polymer Corp..................................  1,739,484  1,283,222
#   Asia Vital Components Co., Ltd.....................  1,897,058  1,440,925
#   ASROCK, Inc........................................    253,000    581,263
#   Aten International Co., Ltd........................    519,479  1,368,197
    Audix Corp.........................................    522,600    727,795
#   AURAS Technology Co., Ltd..........................     99,585     63,097
#   Aurora Corp........................................    659,499  1,118,661
#   AV Tech Corp.......................................    242,000    388,562
    Avermedia Technologies.............................    816,446    282,575
#*  Avision, Inc.......................................    960,000    284,202
#   AVY Precision Technology, Inc......................    263,000    613,438
#   Awea Mechantronic Co., Ltd.........................    227,200    312,947
    Bank of Kaohsiung Co., Ltd.........................  2,218,651    633,930
#   Basso Industry Corp................................    581,000    799,732
#   BenQ Materials Corp................................    900,000    922,350
#   BES Engineering Corp...............................  8,831,750  2,113,508
#*  Bin Chuan Enterprise Co., Ltd......................    172,542    122,763
    Bionet Corp........................................    191,000    233,310
#   Biostar Microtech International Corp...............  1,034,975    373,528
#   Bizlink Holding, Inc...............................    493,034  1,625,018
#   Boardtek Electronics Corp..........................    783,000  1,083,326
    Bright Led Electronics Corp........................    705,520    326,521
#   C Sun Manufacturing, Ltd...........................    796,221    573,373
#   Cameo Communications, Inc..........................  1,147,818    266,213
#   Capital Securities Corp............................ 11,461,142  3,737,364
#   Career Technology MFG. Co., Ltd....................  1,829,000  1,931,114
#   Carnival Industrial Corp...........................  1,753,000    437,776
    Cathay Chemical Works..............................     30,000     16,237
#   Cathay Real Estate Development Co., Ltd............  4,658,000  2,476,557
#   Celxpert Energy Corp...............................    164,000    124,267
    Central Reinsurance Co., Ltd.......................    867,410    454,794
#   ChainQui Construction Development Co., Ltd.........    360,083    264,209
#   Chaintech Technology Corp..........................    222,230    209,940
    Champion Building Materials Co., Ltd...............  1,987,851    595,046
#   Chang Wah Electromaterials, Inc....................    267,673    622,064

                                     1912

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
    Channel Well Technology Co., Ltd.....................    960,000 $  612,975
#   Charoen Pokphand Enterprise..........................    991,350    859,526
#   Chaun-Choung Technology Corp.........................    397,000  1,126,138
#   CHC Resources Corp...................................    346,348    783,743
    Chen Full International Co., Ltd.....................    495,000    546,869
#   Chenbro Micom Co., Ltd...............................    424,000    741,922
    Cheng Fwa Industrial Co., Ltd........................     66,000     31,955
#   Cheng Loong Corp.....................................  5,251,383  2,129,905
#   Cheng Uei Precision Industry Co., Ltd................  2,661,331  4,694,587
#*  Chenming Mold Industry Corp..........................    617,437    517,614
#   Chia Chang Co., Ltd..................................    846,000    829,328
#   Chia Hsin Cement Corp................................  2,128,121    936,777
#   Chien Kuo Construction Co., Ltd......................  1,471,312    532,343
*   Chien Shing Stainless Steel Co., Ltd.................    585,000     94,854
    Chilisin Electronics Corp............................    537,315    719,770
#   Chime Ball Technology Co., Ltd.......................    143,000    376,368
    Chimei Materials Technology Corp.....................  1,254,900  1,267,280
    Chin-Poon Industrial Co., Ltd........................  2,083,207  3,529,244
#   China Chemical & Pharmaceutical Co., Ltd.............  1,800,000  1,162,863
#   China Ecotek Corp....................................    193,000    413,141
#*  China Electric Manufacturing Corp....................  1,596,900    539,244
#   China General Plastics Corp..........................  2,232,105  1,060,485
    China Glaze Co., Ltd.................................    733,139    329,070
#*  China Man-Made Fiber Corp............................  5,236,879  1,894,894
#   China Metal Products.................................  1,572,603  1,591,551
    China Motor Corp.....................................    299,609    257,104
#*  China Petrochemical Development Corp................. 14,494,000  5,417,092
#   China Steel Chemical Corp............................     81,554    394,336
#   China Steel Structure Co., Ltd.......................    655,000    570,170
#   China Synthetic Rubber Corp..........................  2,685,563  2,735,710
*   China United Trust & Investment Corp.................    164,804         --
*   China Wire & Cable Co., Ltd..........................    711,000    262,966
#   Chinese Maritime Transport, Ltd......................    722,850    770,531
    Chipbond Technology Corp.............................  1,678,000  3,429,898
#   Chong Hong Construction Co., Ltd.....................    720,778  1,475,984
*   Chou Chin Industrial Co., Ltd........................        825         --
#   Chroma ATE, Inc......................................  1,531,821  3,817,972
    Chun YU Works & Co., Ltd.............................  1,293,000    593,486
#   Chun Yuan Steel......................................  2,240,529    817,530
#   Chung Hsin Electric & Machinery Manufacturing Corp...  2,160,375  1,382,289
*   Chung Hung Steel Corp................................  5,428,979  1,244,142
#*  Chung Hwa Pulp Corp..................................  2,782,031    773,588
    Chunghwa Chemical Synthesis & Biotech Co., Ltd.......    287,000    297,441
*   Chunghwa Picture Tubes, Ltd.......................... 16,151,000    815,888
    Chyang Sheng Dyeing & Finishing Co., Ltd.............    297,000    162,296
#   Cleanaway Co., Ltd...................................    426,000  2,083,186
    Clevo Co.............................................  1,985,200  3,003,983
#*  CMC Magnetics Corp................................... 16,235,960  2,281,119
*   CoAsia Microelectronics Corp.........................    472,500    241,273
#   Collins Co., Ltd.....................................    618,431    278,123
#   Compeq Manufacturing Co., Ltd........................  6,287,000  3,584,176
#*  Concord Securities Corp..............................  3,316,000    849,270
    Continental Holdings Corp............................  3,041,320  1,097,827

                                     1913

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
    Coretronic Corp.................................... 3,389,750 $4,783,362
*   Cosmo Electronics Corp.............................    48,137     51,523
    Coxon Precise Industrial Co., Ltd..................   730,000  1,526,082
    Creative Sensor, Inc...............................    85,000     65,564
#*  Crystalwise Technology, Inc........................   718,302    553,625
    CSBC Corp. Taiwan.................................. 2,869,610  1,504,307
    CTCI Corp..........................................   117,000    184,882
#   Cub Elecparts, Inc.................................   146,638  1,502,629
#   CviLux Corp........................................   431,039    713,219
#   Cyberlink Corp.....................................   458,697  1,330,525
#   CyberPower Systems, Inc............................   219,000    436,885
    CyberTAN Technology, Inc........................... 1,005,779    761,624
#   D-Link Corp........................................ 4,230,018  2,370,852
#   DA CIN Construction Co., Ltd.......................   928,711    587,772
#*  Da-Li Construction Co., Ltd........................   504,206    587,154
    Dafeng TV, Ltd.....................................   293,540    491,447
#*  Danen Technology Corp.............................. 2,481,000    819,759
    Darfon Electronics Corp............................ 1,618,550    909,373
#*  Darwin Precisions Corp............................. 2,422,635  1,139,390
#   Davicom Semiconductor, Inc.........................    52,888     59,579
#   Daxin Materials Corp...............................   246,750    342,804
#*  De Licacy Industrial Co., Ltd......................    70,000     31,595
#*  Delpha Construction Co., Ltd.......................   991,931    499,592
#   Depo Auto Parts Ind Co., Ltd.......................   539,000  2,059,384
*   Der Pao Construction Co., Ltd......................   476,000         --
    DFI, Inc...........................................   409,524    470,626
#   Dimerco Express Corp...............................   661,000    494,524
#   Dynacolor, Inc.....................................   316,000    700,275
*   Dynamic Electronics Co., Ltd....................... 1,755,321    798,769
    Dynapack International Technology Corp.............   780,000  1,775,742
#*  E Ink Holdings, Inc................................ 5,571,000  2,501,516
#   E-Lead Electronic Co., Ltd.........................   423,942    992,889
#   E-Life Mall Corp...................................   413,000    794,749
#*  E-Ton Solar Tech Co., Ltd.......................... 2,396,209  1,193,619
    Eastern Media International Corp................... 2,655,889    885,387
    Edimax Technology Co., Ltd......................... 1,171,108    467,139
#   Edison Opto Corp...................................   821,000    648,501
#   Edom Technology Co., Ltd...........................   664,553    569,836
#   eGalax_eMPIA Technology, Inc.......................   266,660    537,856
    Elan Microelectronics Corp......................... 2,332,715  3,647,865
#   Elite Advanced Laser Corp..........................   419,000  1,344,555
    Elite Material Co., Ltd............................ 1,640,350  2,209,971
#   Elite Semiconductor Memory Technology, Inc......... 1,406,200  2,175,581
#   Elitegroup Computer Systems Co., Ltd............... 2,132,254  1,839,478
#   eMemory Technology, Inc............................   383,000  3,971,576
*   Emerging Display Technologies Corp.................   829,000    220,665
#   ENG Electric Co., Ltd..............................   776,580    477,006
#   EnTie Commercial Bank Co., Ltd..................... 1,884,603    881,421
#*  Entire Technology Co., Ltd.........................   462,000    326,130
*   Episil Holdings, Inc...............................   921,000    444,196
#   Epistar Corp.......................................   537,832    952,813
    Eternal Materials Co., Ltd......................... 3,721,647  3,656,242
#*  Etron Technology, Inc.............................. 1,395,000    847,380

                                     1914

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
TAIWAN -- (Continued)
#   Everest Textile Co., Ltd...........................  1,590,562 $  760,139
    Evergreen International Storage & Transport Corp...  3,298,000  1,917,253
#   Everlight Chemical Industrial Corp.................  2,480,829  2,059,095
#   Everlight Electronics Co., Ltd.....................  2,210,000  5,301,217
#   Everspring Industry Co., Ltd.......................    199,000    229,098
    Excelsior Medical Co., Ltd.........................    555,654    892,934
#   Far Eastern International Bank..................... 11,831,317  3,958,292
    Faraday Technology Corp............................  1,972,648  2,395,982
#*  Farglory F T Z Investment Holding Co., Ltd.........    541,000    350,783
#   Farglory Land Development Co., Ltd.................    706,000    824,559
#   Federal Corp.......................................  2,762,359  1,633,179
    Feedback Technology Corp...........................    172,000    281,774
#   Feng Hsin Iron & Steel Co..........................  2,556,100  3,126,359
    Feng TAY Enterprise Co., Ltd.......................    585,078  2,188,449
    Fine Blanking & Tool Co., Ltd......................     13,000     18,610
#   First Copper Technology Co., Ltd...................    929,000    287,174
#   First Hotel........................................    763,424    487,249
#   First Insurance Co, Ltd. (The).....................  1,074,179    534,379
*   First Steamship Co., Ltd...........................  2,282,218  1,259,804
#   FLEXium Interconnect, Inc..........................  1,233,379  2,928,341
#   Flytech Technology Co., Ltd........................    581,698  2,070,979
#   FocalTech Systems Co., Ltd.........................    628,000    719,317
#   Formosa Advanced Technologies Co., Ltd.............  1,002,000    684,106
#   Formosa International Hotels Corp..................    127,067  1,283,506
*   Formosa Laboratories, Inc..........................    374,000    813,439
#   Formosa Oilseed Processing Co., Ltd................    708,567    447,937
#   Formosa Optical Technology Co., Ltd................    191,000    515,727
    Formosan Rubber Group, Inc.........................  2,654,000  2,708,276
#   Formosan Union Chemical............................  1,222,218    471,792
#   Fortune Electric Co., Ltd..........................    576,078    281,263
    Founding Construction & Development Co., Ltd.......  1,019,082    655,590
#   Foxlink Image Technology Co., Ltd..................    685,000    420,467
#*  Froch Enterprise Co., Ltd..........................  1,054,000    459,564
#   FSP Technology, Inc................................  1,142,887    920,093
#   Fullerton Technology Co., Ltd......................    569,600    466,239
#   Fulltech Fiber Glass Corp..........................  1,888,083    710,893
#   Fwusow Industry Co., Ltd...........................    809,186    380,142
    G Shank Enterprise Co., Ltd........................    818,281    674,230
#*  G Tech Optoelectronics Corp........................  1,295,000  1,179,584
    Gallant Precision Machining Co., Ltd...............    929,000    351,538
#   Gamania Digital Entertainment Co., Ltd.............    669,000    811,804
*   GEM Terminal Industrial Co., Ltd...................     23,386      9,398
#   Gemtek Technology Corp.............................  2,271,219  1,655,468
#   General Plastic Industrial Co., Ltd................    199,553    217,081
#*  Genesis Photonics, Inc.............................  2,116,990  1,050,524
#*  Genius Electronic Optical Co., Ltd.................    404,427  1,401,638
#   GeoVision, Inc.....................................    301,079  1,113,441
#   Getac Technology Corp..............................  2,407,360  1,461,679
#*  Giantplus Technology Co., Ltd......................  1,444,900    550,105
#   Giga Solution Tech Co., Ltd........................    636,446    416,437
#   Gigabyte Technology Co., Ltd.......................  3,284,800  4,037,674
#   Gigasolar Materials Corp...........................    129,880  1,976,550
#*  Gigastorage Corp...................................  2,094,561  1,691,153

                                     1915

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
TAIWAN -- (Continued)
#*  Gintech Energy Corp................................  2,567,936 $1,733,276
*   Global Brands Manufacture, Ltd.....................  1,974,359    671,283
#   Global Lighting Technologies, Inc..................    476,000    683,575
#   Global Mixed Mode Technology, Inc..................    447,000  1,295,940
#   Global Unichip Corp................................    510,000  1,415,867
*   Globalwafers Co., Ltd..............................    142,160    415,020
    Globe Union Industrial Corp........................  1,307,914    639,187
#   Gloria Material Technology Corp....................  2,868,565  2,023,124
#   Glory Science Co., Ltd.............................    330,296    484,309
#*  Glotech Industrial Corp............................    465,000    112,731
*   Gold Circuit Electronics, Ltd......................  2,647,227  1,844,494
#*  Goldsun Development & Construction Co., Ltd........  8,070,722  2,753,970
#   Good Will Instrument Co., Ltd......................    215,755    148,703
#   Gourmet Master Co., Ltd............................    307,000  1,669,582
    Grand Pacific Petrochemical........................  5,777,000  3,159,116
    Grape King Bio, Ltd................................    550,000  2,258,561
    Great China Metal Industry.........................    965,000    943,537
#   Great Taipei Gas Co., Ltd..........................  1,578,000  1,157,640
#   Great Wall Enterprise Co., Ltd.....................  3,188,774  2,815,488
#*  Green Energy Technology, Inc.......................  2,003,457  1,161,199
#*  GTM Holdings Corp..................................    890,000    557,687
#*  Hannstar Board Corp................................  1,818,049    920,036
#   HannStar Display Corp.............................. 18,404,506  4,530,948
*   HannsTouch Solution, Inc...........................  5,244,130  1,246,172
#   Harvatek Corp......................................    976,623    556,845
#   Hey Song Corp......................................  1,947,750  2,347,369
#   Hi-Clearance, Inc..................................    159,000    471,969
#   Hiroca Holdings, Ltd...............................    314,448    919,278
*   HiTi Digital, Inc..................................    781,935    402,103
#   Hitron Technology, Inc.............................  1,619,213    823,448
*   Hiyes International Co., Ltd.......................      5,043      6,233
#*  Ho Tung Chemical Corp..............................  4,910,400  1,670,529
#   Hocheng Corp.......................................  1,883,700    607,665
#*  Hold-Key Electric Wire & Cable Co., Ltd............    205,908     61,111
#   Holiday Entertainment Co., Ltd.....................    323,800    399,214
#   Holtek Semiconductor, Inc..........................    993,000  1,805,222
    Holy Stone Enterprise Co., Ltd.....................  1,152,728  1,551,571
    Hong TAI Electric Industrial.......................  1,234,000    413,615
#   Hong YI Fiber Industry Co..........................     75,652     31,941
    Horizon Securities Co., Ltd........................  2,565,000    736,136
#   Hota Industrial Manufacturing Co., Ltd.............  1,032,128  1,847,038
#   Hsin Kuang Steel Co., Ltd..........................  1,339,443    749,506
#   Hsin Yung Chien Co., Ltd...........................    197,100    671,760
    Hsing TA Cement Co.................................    620,000    268,543
#   Hu Lane Associate, Inc.............................    430,866  1,570,002
#   HUA ENG Wire & Cable...............................  2,359,565    745,740
#   Huaku Development Co., Ltd.........................  1,513,816  2,769,705
    Huang Hsiang Construction Corp.....................    591,800    850,425
#   Hung Ching Development & Construction Co., Ltd.....    617,000    398,843
    Hung Poo Real Estate Development Corp..............  1,588,185  1,184,397
    Hung Sheng Construction, Ltd.......................  2,825,400  1,735,632
    Huxen Corp.........................................    306,244    426,186
#   Hwa Fong Rubber Co., Ltd...........................  1,494,010  1,007,052

                                     1916

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
#   Hwacom Systems, Inc................................   564,000 $  297,348
#   I-Chiun Precision Industry Co., Ltd................ 1,136,313    682,229
#   I-Sheng Electric Wire & Cable Co., Ltd.............   612,000    836,868
#   Ibase Technology, Inc..............................   530,605    893,493
#   Ichia Technologies, Inc............................ 1,782,000  1,884,077
#   Ideal Bike Corp....................................   586,263    284,840
#   IEI Integration Corp...............................   224,209    351,833
#   ILI Technology Corp................................   410,383    930,406
    Infortrend Technology, Inc......................... 1,374,163    778,090
#   Inpaq Technology Co., Ltd..........................   157,000    190,473
    Insyde Software Corp...............................   107,000    161,943
#   ITE Technology, Inc................................   802,095    950,710
    ITEQ Corp.......................................... 1,519,614  1,253,645
#*  J Touch Corp.......................................   796,000    483,429
*   Janfusun Fancyworld Corp...........................   823,564    125,953
*   Jenn Feng New Energy Co., Ltd......................    40,082     12,126
#   Jentech Precision Industrial Co., Ltd..............   447,868  1,067,519
#   Jess-Link Products Co., Ltd........................   933,900    987,786
    Jih Sun Financial Holdings Co., Ltd................ 6,416,843  1,691,340
#   Johnson Health Tech Co., Ltd.......................   543,331  1,363,073
    K Laser Technology, Inc............................ 1,000,000    519,378
#   Kang Na Hsiung Enterprise Co., Ltd.................   559,020    241,223
#*  Kao Hsing Chang Iron & Steel.......................   509,600    179,966
#   Kaori Heat Treatment Co., Ltd......................   432,270    819,529
#   Kaulin Manufacturing Co., Ltd......................   841,330    613,705
#   KD Holding Corp....................................   110,000    571,432
#   KEE TAI Properties Co., Ltd........................ 2,138,473  1,321,666
#   Kenmec Mechanical Engineering Co., Ltd............. 1,229,000    584,671
#   Kerry TJ Logistics Co., Ltd........................ 1,619,000  2,043,817
#   Kindom Construction Corp........................... 2,057,000  1,828,942
    King Slide Works Co., Ltd..........................   190,550  2,746,024
    King Yuan Electronics Co., Ltd..................... 6,711,979  5,607,219
    King's Town Bank Co., Ltd.......................... 3,497,701  3,691,383
*   King's Town Construction Co., Ltd..................   943,210    794,900
#   Kinik Co...........................................   655,000  1,308,103
#   Kinko Optical Co., Ltd.............................   886,000    667,191
#*  Kinpo Electronics.................................. 7,110,157  3,321,899
#   KMC Kuei Meng International, Inc...................   189,875    778,880
#   KS Terminals, Inc..................................   628,482    793,771
#   Kung Long Batteries Industrial Co., Ltd............   331,000    973,870
    Kung Sing Engineering Corp......................... 1,746,000    664,215
#   Kuo Toong International Co., Ltd................... 1,037,000  1,650,458
#   Kuoyang Construction Co., Ltd...................... 2,734,384  1,179,448
#   Kwong Fong Industries Corp......................... 1,305,760    740,692
    KYE Systems Corp................................... 1,689,381    634,672
    L&K Engineering Co., Ltd...........................   623,048    484,399
    LAN FA Textile.....................................   951,933    292,838
    Laser Tek Taiwan Co., Ltd..........................    46,504     45,108
#   LCY Chemical Corp.................................. 1,265,383    663,273
    Leader Electronics, Inc............................   852,000    315,335
#   Leadtrend Technology Corp..........................   207,086    262,640
*   Lealea Enterprise Co., Ltd......................... 4,453,892  1,326,796
#   Ledtech Electronics Corp...........................   592,000    299,737

                                     1917

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
TAIWAN -- (Continued)
#   LEE CHI Enterprises Co., Ltd.......................  1,055,000 $  501,016
#   Lelon Electronics Corp.............................    524,000    646,908
#*  Leofoo Development Co..............................  1,471,000    536,937
*   LES Enphants Co., Ltd..............................  1,217,754    655,088
#   Lextar Electronics Corp............................  2,314,500  2,197,578
#*  Li Peng Enterprise Co., Ltd........................  3,468,426  1,270,442
#   Lian HWA Food Corp.................................    446,883    429,240
#*  Lien Chang Electronic Enter........................    366,000    281,477
#   Lien Hwa Industrial Corp...........................  3,366,676  2,206,691
#   Lingsen Precision Industries, Ltd..................  2,440,506  1,199,801
#   Lite-On Semiconductor Corp.........................  1,405,539    997,648
#   Long Bon International Co., Ltd....................  1,984,945  1,458,788
    Long Chen Paper Co., Ltd...........................  3,276,709  1,428,981
#   Longwell Co........................................    844,000    927,153
#   Lotes Co., Ltd.....................................    367,778  1,605,429
    Lucky Cement Corp..................................  1,485,000    476,338
#   Lumax International Corp., Ltd.....................    535,769  1,092,049
    Macroblock, Inc....................................    154,000    331,562
#*  Macronix International............................. 23,979,481  5,193,593
*   MacroWell OMG Digital Entertainment Co., Ltd.......     38,000     96,917
#   Mag Layers Scientific-Technics Co., Ltd............    225,303    268,175
#   Makalot Industrial Co., Ltd........................    928,717  5,197,239
#   Marketech International Corp.......................    760,000    593,897
    Masterlink Securities Corp.........................  6,627,896  2,158,613
    Mayer Steel Pipe Corp..............................    842,567    386,992
#   Maywufa Co., Ltd...................................    170,322     79,961
    Meiloon Industrial Co..............................    393,809    169,006
    Mercuries & Associates Holding, Ltd................  1,971,991  1,283,891
#*  Mercuries Life Insurance Co., Ltd..................  2,697,400  1,472,333
#   Merry Electronics Co., Ltd.........................  1,014,477  3,357,045
#   Micro-Star International Co., Ltd..................  3,476,075  3,872,254
#*  Microbio Co., Ltd..................................  1,664,607  1,424,001
#*  Microelectronics Technology, Inc...................    739,019    326,809
#   Microlife Corp.....................................    231,600    526,137
#   MIN AIK Technology Co., Ltd........................    969,316  4,527,508
#   Mirle Automation Corp..............................    892,009    812,645
#   Mitac Holdings Corp................................  2,729,000  2,072,156
#   Mobiletron Electronics Co., Ltd....................    364,000    758,456
#*  Mosel Vitelic, Inc.................................  2,161,014    482,145
#   Motech Industries, Inc.............................  1,982,000  2,651,653
#   MPI Corp...........................................    338,000  1,152,036
#   Nak Sealing Technologies Corp......................    280,954    883,344
#   Namchow Chemical Industrial Co., Ltd...............    840,000  1,525,708
    Nan Kang Rubber Tire Co., Ltd......................  2,971,952  3,117,528
#   Nan Ren Lake Leisure Amusement Co., Ltd............  1,112,000    453,388
#*  Nan Ya Printed Circuit Board Corp..................  1,558,000  2,189,012
    Nantex Industry Co., Ltd...........................  1,282,157    665,726
#   National Petroleum Co., Ltd........................    799,824    915,398
#   Neo Solar Power Corp...............................  4,525,529  3,898,066
#   Netronix, Inc......................................    468,000    674,687
    New Asia Construction & Development Corp...........    732,835    199,693
#   New Era Electronics Co., Ltd.......................    431,000    472,821
#   Newmax Technology Co., Ltd.........................    550,009    670,024

                                     1918

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
TAIWAN -- (Continued)
#   Nexcom International Co., Ltd......................    516,094 $  865,815
    Nichidenbo Corp....................................    748,620    604,273
    Nien Hsing Textile Co., Ltd........................  1,472,436  1,206,643
    Nishoku Technology, Inc............................    171,000    251,813
#   Nuvoton Technology Corp............................    414,000    371,337
#*  O-TA Precision Industry Co., Ltd...................     17,000      9,048
#*  Ocean Plastics Co., Ltd............................    812,200    877,143
    OptoTech Corp......................................  3,507,886  1,476,992
#*  Orient Semiconductor Electronics, Ltd..............  3,077,000  1,347,647
#   Oriental Union Chemical Corp.......................  3,336,267  3,041,725
*   P-Two Industries, Inc..............................     49,000     21,007
#   Pacific Construction Co............................  1,443,921    596,118
#   Pacific Hospital Supply Co., Ltd...................    365,000    792,091
*   Pan Jit International, Inc.........................  2,225,541    994,893
#   Pan-International Industrial Corp..................  2,461,747  1,449,764
#   Parade Technologies, Ltd...........................    309,401  3,079,868
#   Paragon Technologies Co., Ltd......................    439,246    695,888
#   PChome Online, Inc.................................    395,119  4,421,163
#   Phihong Technology Co., Ltd........................  1,669,901    916,229
#   Phoenix Tours International, Inc...................    273,000    355,438
#   Pixart Imaging, Inc................................    747,150  2,091,522
*   Plotech Co., Ltd...................................    115,000     49,483
#   Polytronics Technology Corp........................    294,027    627,243
#   Portwell, Inc......................................    545,000    997,798
#   Posiflex Technology, Inc...........................    245,374  1,131,723
*   Potrans Electrical Corp............................    228,000         --
#   Power Mate Technology Co., Ltd.....................    208,000    490,393
#*  Power Quotient International Co., Ltd..............    874,600    432,949
*   Powercom Co., Ltd..................................    372,900     54,806
#*  Powertech Industrial Co., Ltd......................    367,000    247,667
    Poya International Co., Ltd........................    278,065  2,324,479
#   President Securities Corp..........................  4,771,488  2,434,669
#   Prime Electronics Satellitics, Inc.................    819,822    355,036
#   Prince Housing & Development Corp..................  7,148,644  2,729,737
#*  Princeton Technology Corp..........................  1,082,000    400,679
*   Prodisc Technology, Inc............................  1,707,199         --
#   Promate Electronic Co., Ltd........................    934,000  1,072,328
#   Promise Technology, Inc............................    835,286    970,504
*   Protop Technology Co., Ltd.........................    192,000         --
#*  Qisda Corp.........................................  9,726,900  4,375,763
#   Qualipoly Chemical Corp............................    275,000    212,814
#   Quanta Storage, Inc................................    723,000    811,477
#*  Quintain Steel Co., Ltd............................  2,024,824    390,666
#   Radium Life Tech Co., Ltd..........................  4,205,059  2,175,957
#   Ralec Electronic Corp..............................    192,209    352,284
#   Rechi Precision Co., Ltd...........................  1,624,181  1,627,332
#   Rexon Industrial Corp., Ltd........................     94,392     32,772
#   Rich Development Co., Ltd..........................  3,977,036  1,682,346
#   Richtek Technology Corp............................    826,000  4,186,205
#*  Ritek Corp......................................... 16,901,387  1,986,189
#   Rotam Global Agrosciences, Ltd.....................    478,268    772,269
#   Ruentex Engineering & Construction Co..............    244,000    490,627
#   Run Long Construction Co., Ltd.....................    380,000    349,558

                                     1919

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
*   Sainfoin Technology Corp...........................   131,260 $       --
    Sampo Corp......................................... 3,124,327  1,262,307
    San Fang Chemical Industry Co., Ltd................   775,480    829,617
#   San Shing Fastech Corp.............................   474,796  1,138,077
*   Sanyang Motor Co., Ltd............................. 2,947,628  2,572,725
#   SCI Pharmtech, Inc.................................   264,395    519,638
#   Scientech Corp.....................................   261,000    520,108
#   SDI Corp...........................................   747,000    973,395
#   Sea Sonic Electronics Co., Ltd.....................   212,000    329,647
#   Senao International Co., Ltd.......................   511,541    828,646
#   Sercomm Corp....................................... 1,257,000  2,679,273
#   Sesoda Corp........................................   853,822  1,052,914
    Shan-Loong Transportation Co., Ltd.................    29,000     22,269
    Sheng Yu Steel Co., Ltd............................   639,980    409,717
#   ShenMao Technology, Inc............................   498,891    521,770
    Shih Her Technologies, Inc.........................   287,000    522,431
    Shih Wei Navigation Co., Ltd....................... 1,339,183    770,050
    Shihlin Electric & Engineering Corp................ 1,683,000  2,116,349
*   Shihlin Paper Corp.................................   192,000    225,642
    Shin Hai Gas Corp..................................     1,157      1,545
    Shin Zu Shing Co., Ltd............................. 1,005,144  2,238,775
#*  Shining Building Business Co., Ltd................. 1,954,401  1,124,049
#   Shinkong Insurance Co., Ltd........................ 1,182,131    932,150
#   Shinkong Synthetic Fibers Corp..................... 8,912,395  3,051,418
    Shinkong Textile Co., Ltd.......................... 1,068,542  1,346,265
#   Shiny Chemical Industrial Co., Ltd.................   294,031    410,369
#   Shuttle, Inc....................................... 2,156,152    596,158
    Sigurd Microelectronics Corp....................... 1,984,974  1,889,990
#*  Silicon Integrated Systems Corp.................... 2,908,820    815,255
    Silicon Power Computer & Communications, Inc.......   275,000    271,939
#   Silitech Technology Corp........................... 1,013,774    714,680
#   Sinbon Electronics Co., Ltd........................ 1,140,000  1,620,082
    Sincere Navigation Corp............................ 1,886,786  1,545,901
#   Singatron Enterprise Co., Ltd......................   437,000    198,725
#   Sinkang Industries Co., Ltd........................   153,521     53,419
#   Sinmag Equipment Corp..............................   213,938  1,221,416
*   Sino-American Electronic Co., Ltd..................    10,000     27,671
#   Sino-American Silicon Products, Inc................ 3,040,000  4,765,164
#   Sinon Corp......................................... 2,146,510  1,153,712
    Sinphar Pharmaceutical Co., Ltd....................   742,595    960,292
#   Sinyi Realty, Inc.................................. 1,225,028  1,357,649
#   Sirtec International Co., Ltd......................   814,000  1,713,231
#   Sitronix Technology Corp...........................   652,879  2,137,581
    Siward Crystal Technology Co., Ltd.................   946,000    669,752
#   Soft-World International Corp......................   550,000  1,742,578
#   Solar Applied Materials Technology Co.............. 2,056,581  1,710,163
#*  Solartech Energy Corp.............................. 2,259,616  1,346,604
    Solomon Technology Corp............................   134,159     80,282
#*  Solytech Enterprise Corp...........................   974,000    275,593
#   Sonix Technology Co., Ltd..........................   925,000  1,332,474
    Southeast Cement Co., Ltd.......................... 1,053,700    548,884
    Spirox Corp........................................    66,000     40,472
#   Sporton International, Inc.........................   388,505  2,038,573

                                     1920

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
TAIWAN -- (Continued)
#   St Shine Optical Co., Ltd..........................    268,000 $4,214,391
    Standard Chemical & Pharmaceutical Co., Ltd........    542,571    638,178
#   Stark Technology, Inc..............................    727,860    683,354
#   Sunonwealth Electric Machine Industry Co., Ltd.....    794,487    512,537
#*  Sunplus Technology Co., Ltd........................  1,808,000    724,766
#   Sunrex Technology Corp.............................  1,554,736    987,799
#   Sunspring Metal Corp...............................    569,000  1,088,282
#*  Super Dragon Technology Co., Ltd...................    159,382     94,381
#   Supreme Electronics Co., Ltd.......................  1,783,399    906,473
#   Swancor Ind Co., Ltd...............................    242,206  1,138,056
    Sweeten Construction Co., Ltd......................    594,522    346,373
    Syncmold Enterprise Corp...........................    707,000  1,501,415
#   Sysage Technology Co., Ltd.........................    447,080    502,332
#   Systex Corp........................................    242,388    441,177
#   T-Mac Techvest PCB Co., Ltd........................    713,000    388,507
#   TA Chen Stainless Pipe.............................  3,881,248  2,584,720
*   Ta Chong Bank, Ltd................................. 10,841,528  3,631,921
#   Ta Chong Securities Co., Ltd.......................  1,241,000    460,934
#   Ta Ya Electric Wire & Cable........................  3,118,306    639,168
#   Ta Yih Industrial Co., Ltd.........................    194,000    417,153
#   TA-I Technology Co., Ltd...........................  1,099,009    605,310
    Tah Hsin Industrial Corp...........................    426,600    386,738
    TAI Roun Products Co., Ltd.........................    239,000     79,061
#   Tai Tung Communication Co., Ltd....................    380,727    523,233
#   Taichung Commercial Bank Co., Ltd.................. 10,492,831  3,462,764
#   TaiDoc Technology Corp.............................    224,000    846,446
#   Taiflex Scientific Co., Ltd........................    895,000  1,275,106
#   Taimide Tech, Inc..................................    468,000    661,748
#   Tainan Enterprises Co., Ltd........................    785,370    685,854
#   Tainan Spinning Co., Ltd...........................  6,244,737  3,376,891
#*  Taisun Enterprise Co., Ltd.........................  1,713,428    645,045
#*  Taita Chemical Co., Ltd............................  1,034,951    310,012
#   Taiwan Acceptance Corp.............................    511,480  1,220,587
#   Taiwan Calsonic Co., Ltd...........................     33,000     23,822
#   Taiwan Chinsan Electronic Industrial Co., Ltd......    489,000    739,421
#   Taiwan Cogeneration Corp...........................  1,895,566  1,484,704
    Taiwan Fire & Marine Insurance Co., Ltd............  1,055,338    753,083
*   Taiwan Flourescent Lamp Co., Ltd...................    176,000         --
#   Taiwan FU Hsing Industrial Co., Ltd................    710,000    787,448
#   Taiwan Hon Chuan Enterprise Co., Ltd...............  1,476,814  2,686,705
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd......    950,120    607,651
*   Taiwan Kolin Co., Ltd..............................  1,356,000         --
#   Taiwan Land Development Corp.......................  3,900,616  1,412,887
#*  Taiwan Life Insurance Co., Ltd.....................  2,541,586  1,737,969
#   Taiwan Line Tek Electronic.........................    522,543    399,275
    Taiwan Mask Corp...................................  1,038,412    329,998
    Taiwan Navigation Co., Ltd.........................  1,031,777    683,880
    Taiwan Paiho, Ltd..................................  1,499,287  2,534,743
#   Taiwan PCB Techvest Co., Ltd.......................  1,505,238  2,410,977
#*  Taiwan Prosperity Chemical Corp....................  1,037,000    791,726
#*  Taiwan Pulp & Paper Corp...........................  2,117,980    752,656
#   Taiwan Sakura Corp.................................  1,505,003  1,037,837
    Taiwan Sanyo Electric Co., Ltd.....................    458,400    440,071

                                     1921

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
TAIWAN -- (Continued)
#   Taiwan Secom Co., Ltd..............................  1,062,371 $2,761,881
#   Taiwan Semiconductor Co., Ltd......................  1,523,000  1,578,283
    Taiwan Sogo Shin Kong SEC..........................  1,384,710  1,688,997
#   Taiwan Styrene Monomer.............................  3,424,209  1,434,755
    Taiwan Surface Mounting Technology Co., Ltd........  1,570,132  2,038,270
#   Taiwan TEA Corp....................................  4,238,897  2,369,722
#   Taiwan Union Technology Corp.......................  1,360,000  1,227,444
#   Taiyen Biotech Co., Ltd............................    821,883    640,695
#*  Tatung Co., Ltd.................................... 13,411,015  3,748,522
#   Te Chang Construction Co., Ltd.....................    412,482    358,932
*   Tecom Co., Ltd.....................................    108,114     10,094
#*  Tekcore Co., Ltd...................................    360,000    117,352
    Ten Ren Tea Co., Ltd...............................    187,980    278,513
    Test Research, Inc.................................    898,821  1,451,123
    Test-Rite International Co., Ltd...................  1,698,495  1,124,451
    Tex-Ray Industrial Co., Ltd........................    598,000    243,488
#   ThaiLin Semiconductor Corp.........................    226,000    179,158
#   Thinking Electronic Industrial Co., Ltd............    466,204    675,759
#   Thye Ming Industrial Co., Ltd......................  1,000,669  1,163,744
    Ton Yi Industrial Corp.............................  2,294,644  1,474,948
#   Tong Hsing Electronic Industries, Ltd..............    816,963  2,964,912
#   Tong Yang Industry Co., Ltd........................  2,355,741  2,771,714
#   Tong-Tai Machine & Tool Co., Ltd...................  1,411,522  1,427,495
    Topco Scientific Co., Ltd..........................    865,363  1,562,478
#   Topco Technologies Corp............................    121,000    269,317
#   Topoint Technology Co., Ltd........................    885,776    781,404
#   Toung Loong Textile Manufacturing..................    451,000  1,223,068
#   Trade-Van Information Services Co..................    253,000    220,117
    Transasia Airways Corp.............................  1,486,000    652,205
    Tripod Technology Corp.............................  2,338,000  5,062,224
    Tsann Kuen Enterprise Co., Ltd.....................    551,686    561,519
#   TSC Auto ID Technology Co., Ltd....................    122,000    999,400
#   TSRC Corp..........................................    969,200  1,152,803
#   Ttet Union Corp....................................    270,000    606,837
#   TTFB Co., Ltd......................................     48,000    370,034
    TTY Biopharm Co., Ltd..............................    908,979  1,861,409
#   Tung Ho Steel Enterprise Corp......................  4,672,000  3,482,143
#   Tung Ho Textile Co., Ltd...........................    598,000    154,442
#   Tung Thih Electronic Co., Ltd......................    336,600  1,260,510
#   TURVO International Co., Ltd.......................    269,112    799,416
    TXC Corp...........................................  1,845,053  2,229,822
*   TYC Brother Industrial Co., Ltd....................  1,051,980    746,761
#*  Tycoons Group Enterprise...........................  2,934,182    555,523
*   Tyntek Corp.().....................................    196,353      8,723
*   Tyntek Corp.(6136222)..............................  1,447,686    588,802
*   TZE Shin International Co., Ltd....................          1         --
#   Ubright Optronics Corp.............................    235,500    349,941
#   Unic Technology Corp...............................     72,723     27,207
#*  Union Bank Of Taiwan...............................  5,542,707  1,843,176
#*  Union Insurance Co., Ltd...........................    519,660    410,975
#   Unitech Computer Co., Ltd..........................    690,804    392,772
    Unitech Printed Circuit Board Corp.................  3,473,370  1,522,105
#   United Integrated Services Co., Ltd................  1,314,439  1,278,241

                                     1922

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
TAIWAN -- (Continued)
#   Unity Opto Technology Co., Ltd.....................  1,734,500 $1,605,967
#   Universal Cement Corp..............................  2,140,114  1,828,704
#   Unizyx Holding Corp................................  2,452,430  1,328,085
#   UPC Technology Corp................................  4,254,447  1,581,967
#   Userjoy Technology Co., Ltd........................     74,000    124,830
#   USI Corp...........................................  4,586,734  2,583,972
    Ve Wong Corp.......................................    621,696    463,852
#   Viking Tech Corp...................................    480,815    355,498
    Visual Photonics Epitaxy Co., Ltd..................  1,462,696  1,482,140
#   Vivotek, Inc.......................................    385,443  1,209,188
#*  Wafer Works Corp...................................  2,525,392  1,129,396
    Wah Hong Industrial Corp...........................    354,021    384,516
#   Wah Lee Industrial Corp............................    976,000  1,663,239
*   Walsin Lihwa Corp..................................  3,115,000    961,510
#*  Walsin Technology Corp.............................  3,637,873  1,411,606
#   Walton Advanced Engineering, Inc...................  1,884,197    829,026
    WAN HWA Enterprise Co..............................    658,083    311,391
#   Waterland Financial Holdings Co., Ltd..............  5,457,197  1,447,826
#*  Ways Technical Corp., Ltd..........................    436,000    406,424
*   WEI Chih Steel Industrial Co., Ltd.................    433,000     54,408
#   Wei Chuan Foods Corp...............................  1,898,000  1,534,472
#*  Wei Mon Industry Co., Ltd..........................  2,086,282    601,810
#   Weikeng Industrial Co., Ltd........................  1,245,100    925,709
#   Well Shin Technology Co., Ltd......................    439,000    669,343
#*  Wha Yu Industrial Co., Ltd.........................    108,000     44,291
    Win Semiconductors Corp............................  3,660,000  3,844,729
#*  Winbond Electronics Corp........................... 12,634,138  3,961,398
*   Wintek Corp........................................  5,447,000    316,309
#   Wisdom Marine Lines Co., Ltd.......................  1,415,402  1,664,104
#   Wistron NeWeb Corp.................................  1,346,682  2,888,925
    WT Microelectronics Co., Ltd.(6290991).............  1,833,024  2,676,161
*   WT Microelectronics Co., Ltd.()....................    217,205     56,518
#   WUS Printed Circuit Co., Ltd.......................  1,952,000    923,677
#   X-Legend Entertainment Co., Ltd....................    124,125    653,328
#   XAC Automation Corp................................    144,000    259,456
    Xxentria Technology Materials Corp.................    776,207  2,211,342
#   Yageo Corp.........................................  1,374,028  2,460,786
#   YC Co., Ltd........................................  2,332,926  1,170,047
#   YC INOX Co., Ltd...................................  1,848,171  1,416,376
#   YeaShin International Development Co., Ltd.........  1,002,350    570,299
#   Yeong Guan Energy Technology Group Co., Ltd........    296,279  1,226,213
#   YFY, Inc...........................................  7,596,212  3,130,945
#   Yi Jinn Industrial Co., Ltd........................  1,154,094    292,294
#   Yieh Phui Enterprise Co., Ltd......................  6,194,804  1,797,154
#   Yonyu Plastics Co., Ltd............................    425,600    499,352
#*  Young Fast Optoelectronics Co., Ltd................    877,872    631,773
#   Young Optics, Inc..................................    379,111    796,961
#   Youngtek Electronics Corp..........................    604,412  1,203,269
    Yufo Electronics Co., Ltd..........................     98,000     59,088
    Yung Chi Paint & Varnish Manufacturing Co., Ltd....    389,869  1,038,009
#   Yungshin Construction & Development Co., Ltd.......    282,000    569,969
    YungShin Global Holding Corp.......................    913,300  1,556,458
#   Yungtay Engineering Co., Ltd.......................  2,150,000  4,970,432

                                     1923

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
TAIWAN -- (Continued)
#   Zeng Hsing Industrial Co., Ltd....................     278,107 $  1,395,526
#   Zenitron Corp.....................................   1,100,000      598,730
#   Zig Sheng Industrial Co., Ltd.....................   2,796,732      798,338
#   Zinwell Corp......................................   1,809,586    1,815,202
#   Zippy Technology Corp.............................     604,948      750,620
#   ZongTai Real Estate Development Co., Ltd..........     756,090      434,749
                                                                   ------------
TOTAL TAIWAN..........................................              752,971,917
                                                                   ------------
THAILAND -- (3.9%)
    AAPICO Hitech PCL(B013KZ2)........................      47,300       20,666
    AAPICO Hitech PCL(B013L48)........................     964,380      421,345
    Aeon Thana Sinsap Thailand PCL....................     142,500      478,918
*   AJ Plast PCL......................................   1,601,288      445,210
    Amarin Printing & Publishing PCL..................      77,660       24,677
    Amata Corp. PCL...................................   5,111,800    2,592,603
    Ananda Development PCL............................  15,869,800    1,842,507
    AP Thailand PCL...................................  14,216,916    2,779,965
*   Apex Development PCL..............................       3,536           --
    Asia Green Energy PCL.............................   1,711,270      122,346
    Asia Plus Group Holdings Securities...............  10,379,800    1,395,390
    Asian Insulators PCL..............................   2,273,500      840,493
    Bangchak Petroleum PCL (The)......................   4,817,500    5,041,227
    Bangkok Aviation Fuel Services PCL................   1,434,017    1,402,033
    Bangkok Chain Hospital PCL........................   9,181,837    2,398,555
    Bangkok Expressway PCL............................   2,873,100    3,423,492
    Bangkok Insurance PCL.............................     180,181    2,009,351
    Bangkok Life Assurance PCL(B4QDD45)...............     218,000      346,349
    Bangkok Life Assurance PCL(B4Q98Z9)...............      87,200      138,540
*   Bangkok Rubber PCL................................      14,600           --
    Bangkokland PCL...................................  81,318,070    4,372,741
    Bumrungrad Hospital PCL...........................     110,100      524,766
    Cal-Comp Electronics Thailand PCL.................  15,528,716    1,755,461
*   Central Paper Industry P.L.C......................          20           --
    Central Plaza Hotel PCL...........................   4,356,900    4,525,958
    CH Karnchang PCL..................................   5,932,905    5,302,092
    Charoong Thai Wire & Cable PCL....................   1,317,400      487,031
    Christiani & Nielsen Thai.........................   2,554,300      409,718
*   CK Power PCL......................................   2,893,000    1,529,145
*   Country Group Securities..........................   7,794,200      378,637
    CS Loxinfo PCL....................................   1,759,200      416,554
    Delta Electronics Thailand PCL....................   1,117,200    2,534,436
    Dhipaya Insurance PCL.............................     928,300    1,120,313
    Diamond Building Products PCL.....................   3,893,700      648,355
    DSG International Thailand PCL....................   4,018,840    1,012,998
    Dynasty Ceramic PCL...............................  13,534,000    2,460,351
    Eastern Water Resources Development and
      Management PCL..................................   4,685,900    1,574,852
    Erawan Group PCL (The)............................  13,252,370    1,975,911
*   Esso Thailand PCL.................................  12,141,400    1,910,425
*   G J Steel PCL..................................... 142,929,800      262,016
*   G Steel PCL.......................................  27,015,300      107,302
    GFPT PCL..........................................   4,603,000    2,207,977
*   GMM Grammy PCL....................................     374,960      163,823
*   Golden Land Property Development PCL..............   5,692,300    1,408,727

                                     1924

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ----------- ----------
THAILAND -- (Continued)
    Grand Canal Land PCL...............................   4,901,700 $  500,204
*   Grande Asset Hotels & Property PCL.................  12,477,500    815,822
    Hana Microelectronics PCL..........................   2,620,296  3,222,332
    Hemaraj Land and Development PCL...................  33,959,700  4,606,815
    ICC International PCL..............................     204,600    246,920
*   Italian-Thai Development PCL.......................  19,673,827  5,349,742
*   ITV PCL............................................   2,785,600         --
    Jay Mart PCL.......................................   1,750,125    700,478
    Jubilee Enterprise PCL.............................     177,300    186,888
    Kang Yong Electric PCL.............................      36,400    294,714
    KCE Electronics PCL................................   1,786,218  2,578,637
    KGI Securities Thailand PCL........................   9,781,400  1,141,612
    Khon Kaen Sugar Industry PCL.......................   5,083,500  2,034,643
    Kiatnakin Bank PCL.................................   3,052,200  3,776,783
    Laguna Resorts & Hotels PCL........................     197,000    177,559
    Lanna Resources PCL................................   1,894,350    677,174
    LH Financial Group PCL.............................  27,662,484  1,673,441
    Loxley PCL.........................................   8,066,176  1,059,718
    LPN Development PCL(B00PXK5).......................     411,500    264,024
    LPN Development PCL(B00Q643).......................   4,549,000  2,918,698
    Major Cineplex Group PCL...........................   3,105,500  2,561,824
    Maybank Kim Eng Securities Thailand PCL............     632,500    469,592
    MBK PCL............................................   5,705,900  2,562,687
    MCOT PCL...........................................   2,387,500  1,152,536
    Modernform Group PCL...............................   1,623,100    495,906
    Muang Thai Insurance PCL...........................      61,288    291,179
    Muramoto Electron Thailand PCL.....................      14,000     96,242
    Nation Multimedia Group PCL........................  14,377,900    786,326
*   Natural Park PCL...................................  46,516,800     71,061
    Nava Nakorn PCL....................................   1,715,500     99,586
    Noble Development PCL..............................     621,200    204,979
*   Polyplex Thailand PCL..............................   2,913,300    943,507
    Precious Shipping PCL..............................   3,924,500  1,678,674
    Premier Marketing PCL..............................   1,726,400    506,368
    President Rice Products PCL........................       3,375      4,718
*   Property Perfect PCL...............................  22,872,900    887,522
    Pruksa Real Estate PCL.............................   3,582,000  3,529,468
    PTG Energy PCL.....................................   5,284,000    928,292
    Quality Houses PCL.................................  47,177,808  5,650,382
*   Raimon Land PCL....................................  21,994,800  1,384,335
*   Regional Container Lines PCL.......................   3,392,800    984,772
*   Rojana Industrial Park PCL.........................   5,762,900  1,426,199
    RS PCL.............................................   3,647,100  2,228,598
    Saha Pathana Inter-Holding PCL.....................     680,300    505,081
    Saha-Union PCL.....................................     746,600    946,651
*   Sahaviriya Steel Industries PCL.................... 105,454,600    869,928
    Samart Corp. PCL...................................   3,498,300  4,355,506
    Samart I-Mobile PCL................................  12,701,000  1,288,339
    Samart Telcoms PCL.................................   2,212,100  1,723,451
    Sansiri PCL........................................  45,081,210  2,493,034
    SC Asset Corp PCL..................................  14,046,225  1,570,705
    Siam Future Development PCL........................   7,221,961  1,489,405
    Siam Global House PCL..............................   4,788,680  1,726,441

                                     1925

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
THAILAND -- (Continued)
    Siamgas & Petrochemicals PCL.......................  3,439,500 $  1,219,010
    Sino Thai Engineering & Construction PCL...........  5,251,500    4,211,790
    SNC Former PCL.....................................    869,400      403,754
    Somboon Advance Technology PCL.....................  1,933,737    1,057,559
    SPCG PCL...........................................  2,848,000    2,458,173
    Sri Ayudhya Capital PCL............................    182,400      207,589
    Sri Trang Agro-Industry PCL........................  5,021,890    2,086,700
    Sriracha Construction PCL..........................  1,085,600    1,044,803
    Srithai Superware PCL.............................. 14,609,400    1,205,175
    STP & I PCL........................................  5,087,440    3,093,188
    Supalai PCL........................................  6,681,433    4,980,964
    Susco PCL..........................................  1,939,800      220,472
    SVI PCL............................................  8,178,900    1,069,529
    Symphony Communication PCL.........................    692,400      315,208
*   Tata Steel Thailand PCL............................ 27,039,000      669,160
    Thai Agro Energy PCL...............................    378,870       44,450
*   Thai Airways International PCL(6364971)............    141,400       66,099
*   Thai Airways International PCL(6888868)............  6,713,400    3,138,253
*   Thai Carbon Black PCL..............................    504,600      408,552
    Thai Central Chemical PCL..........................    220,400      222,218
    Thai Metal Trade PCL...............................    629,300      201,884
    Thai Rayon PCL.....................................      9,400        7,467
    Thai Rung Union Car PCL............................    786,120      121,293
    Thai Stanley Electric PCL..........................    206,600    1,294,012
    Thai Steel Cable PCL...............................      3,400        1,454
    Thai Vegetable Oil PCL.............................  3,091,275    2,106,185
    Thai Wacoal PCL....................................     78,000      120,348
    Thai-German Ceramic Industry PCL...................  3,855,000      372,191
    Thaicom PCL........................................  3,837,200    4,572,282
    Thanachart Capital PCL.............................  4,981,900    5,061,050
    Thitikorn PCL......................................    742,400      249,508
*   Thoresen Thai Agencies PCL.........................  4,868,396    2,558,399
    Ticon Industrial Connection PCL....................  7,067,484    3,843,606
    Tipco Asphalt PCL..................................    774,090    1,933,451
*   TIPCO Foods PCL....................................  1,278,482      291,008
    Tisco Financial Group PCL(B3KFW10).................    677,900      963,103
    Tisco Financial Group PCL(B3KFW76).................  2,350,800    3,339,817
    Toyo-Thai Corp. PCL(B5ML0D8).......................  1,350,871    1,135,012
    Toyo-Thai Corp. PCL(B5ML0B6).......................    687,528      577,666
    TPI Polene PCL..................................... 75,786,600    5,603,531
    TTW PCL............................................ 13,650,100    5,129,735
    Union Mosaic Industry PCL (The)....................    272,000       50,694
    Unique Engineering & Construction PCL..............  3,613,470    1,744,358
    Univanich Palm Oil PCL.............................    939,000      306,975
    Univentures PCL....................................  7,086,000    2,045,912
    Vanachai Group PCL.................................  6,608,559    1,645,578
    Vibhavadi Medical Center PCL.......................  4,290,920    1,953,398
    Vinythai PCL.......................................  2,792,934      870,392
*   Workpoint Entertainment PCL........................  1,082,100    1,793,582
                                                                   ------------
TOTAL THAILAND.........................................             218,969,291
                                                                   ------------
TURKEY -- (2.3%)
#   Adana Cimento Sanayii TAS Class A..................    507,598    1,338,802

                                     1926

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TURKEY -- (Continued)
    Adel Kalemcilik Ticaret ve Sanayi A.S................    22,672 $  631,436
#*  Adese Alisveris Merkezleri Ticaret A.S...............   331,389  1,203,472
*   Afyon Cimento Sanayi TAS.............................     2,020    106,274
    Akcansa Cimento A.S..................................   436,252  3,076,822
#*  Akenerji Elektrik Uretim A.S......................... 1,985,533    993,844
#   Akfen Holding A.S....................................   885,501  1,817,926
*   AKIS Gayrimenkul Yatirimi A.S........................    52,982     48,407
    Aksa Akrilik Kimya Sanayii A.S.......................   843,653  3,270,124
    Aksigorta A.S........................................   995,287  1,023,561
*   Aktas Elektrik Ticaret A.S...........................       370         --
#   Alarko Holding A.S...................................   682,424  1,192,907
    Albaraka Turk Katilim Bankasi A.S.................... 2,707,855  1,908,616
#   Alkim Alkali Kimya A.S...............................     6,300     36,585
*   Anadolu Anonim Turk Sigorta Sirketi.................. 1,936,423  1,113,958
#   Anadolu Cam Sanayii A.S.............................. 1,303,410  1,067,573
#   Anadolu Hayat Emeklilik A.S..........................   800,433  1,775,417
#   Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.........   105,289    976,266
#*  Asya Katilim Bankasi A.S............................. 5,934,410  1,506,478
#   Aygaz A.S............................................   124,525    527,739
#*  Bagfas Bandirma Gubre Fabrikalari A.S................   270,720  1,593,270
#*  Banvit Bandirma Vitaminli Yem Sanayii ASA............   297,934    373,950
    Baticim Bati Anadolu Cimento Sanayii A.S.............   319,448    977,902
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S....   885,060    838,234
#   Bizim Toptan Satis Magazalari A.S....................   196,968  1,429,115
#*  Bolu Cimento Sanayii A.S.............................   514,692  1,292,332
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S........   511,465  1,493,157
#*  Bosch Fren Sistemleri................................       989     65,062
#*  Boyner Perakende Ve Tekstil Yatirimlari AS...........   110,344  2,143,779
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S......   457,826  2,024,112
    Bursa Cimento Fabrikasi A.S..........................   229,830    536,026
*   Celebi Hava Servisi A.S..............................    45,555    598,832
    Cimsa Cimento Sanayi VE Ticaret A.S..................   505,224  3,560,755
#*  Deva Holding A.S.....................................   683,187    698,480
#*  Dogan Sirketler Grubu Holding A.S.................... 8,190,404  2,467,524
    Dogus Otomotiv Servis ve Ticaret A.S.................   595,613  3,383,611
#*  Dyo Boya Fabrikalari Sanayi ve Ticaret A.S...........   541,645    483,735
#   Eczacibasi Yatirim Holding Ortakligi A.S.............   354,065  1,232,768
#   EGE Endustri VE Ticaret A.S..........................     7,414    616,987
    EGE Seramik Sanayi ve Ticaret A.S....................   822,424  1,423,724
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S.............................. 1,950,686  2,471,584
#*  Fenerbahce Futbol A.S................................    84,383  1,179,657
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S...    81,766    610,535
    Gentas Genel Metal Sanayi ve Ticaret A.S.............   638,918    429,544
*   Global Yatirim Holding A.S........................... 2,051,887  1,397,122
*   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S......     8,540         --
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S..    62,751  1,944,092
#   Goodyear Lastikleri TAS..............................    37,464  1,245,878
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S........ 1,114,071  1,364,281
#*  GSD Holding.......................................... 2,604,393  1,612,322
#   Gubre Fabrikalari TAS................................   900,985  2,047,670
*   Gunes Sigorta........................................   109,319    109,041
#*  Hurriyet Gazetecilik A.S............................. 1,395,690    471,010
#*  Ihlas Holding A.S.................................... 7,680,340    876,732

                                     1927

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
TURKEY -- (Continued)
#*  Ihlas Madencilik A.S................................   148,484 $   73,006
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S.......................................   185,688    444,093
#*  Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.......... 1,329,455    860,575
    Is Finansal Kiralama A.S............................ 1,034,680    434,570
    Is Yatirim Menkul Degerler A.S. Class A.............   272,347    140,063
#*  Izmir Demir Celik Sanayi A.S........................   819,232    904,601
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A........................................... 1,565,502  1,517,808
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class B...........................................   748,561    844,568
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D........................................... 6,697,063  5,478,561
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.............. 1,639,695  1,128,119
#   Kartonsan Karton Sanayi ve Ticaret A.S..............    12,685  1,298,010
    Konya Cimento Sanayii A.S...........................     8,645  1,135,816
#   Koza Altin Isletmeleri A.S..........................    55,986    442,805
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S....... 1,427,863    988,431
    Mardin Cimento Sanayii ve Ticaret A.S...............   288,609    594,656
#*  Marshall Boya ve Vernik.............................    37,108    696,546
#*  Menderes Tekstil Sanayi ve Ticaret A.S..............   822,847    261,392
#*  Metro Ticari ve Mali Yatirimlar Holding A.S......... 2,278,836    586,163
*   Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S......   149,549     72,579
*   Mudurnu Tavukculuk A.S..............................     1,740         --
*   Nergis Holding A.S..................................     1,784         --
#*  NET Holding A.S..................................... 1,444,578  2,315,926
#*  Netas Telekomunikasyon A.S..........................   226,959    938,795
    Nuh Cimento Sanayi A.S..............................   339,327  1,494,867
#   Otokar Otomotiv Ve Savunma Sanayi A.S...............   107,742  4,209,338
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret
      A.S...............................................   618,340  1,033,460
#*  Parsan Makina Parcalari.............................   140,357    302,933
#   Petkim Petrokimya Holding A.S....................... 1,119,029  1,744,599
    Pinar Entegre Et ve Un Sanayi A.S...................   142,526    563,123
    Pinar SUT Mamulleri Sanayii A.S.....................   135,586  1,218,555
*   Raks Elektronik Sanayi ve Ticaret A.S...............     2,730         --
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S..   356,531    451,099
#*  Sasa Polyester Sanayi A.S...........................   756,712    644,778
#*  Sekerbank TAS....................................... 3,438,779  2,646,908
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S............ 1,294,214  1,181,344
#   Soda Sanayii A.S.................................... 1,412,501  3,010,720
#*  Tat Gida Sanayi A.S.................................   729,258  1,200,708
#*  Tekfen Holding A.S.................................. 1,393,413  3,263,184
#   Teknosa Ic Ve Dis Ticaret A.S.......................   201,012    739,235
#*  Tekstil Bankasi A.S................................. 1,337,315  1,020,546
    Tofas Turk Otomobil Fabrikasi A.S...................         1          7
    Trakya Cam Sanayii A.S.............................. 2,696,210  3,955,481
#   Turcas Petrol A.S...................................   685,172    660,930
    Turk Traktor ve Ziraat Makineleri A.S...............    67,927  2,243,753
#   Turkiye Sinai Kalkinma Bankasi A.S.................. 7,582,370  6,299,300
    Vestel Beyaz Esya Sanayi ve Ticaret A.S.............   239,771    983,301
#*  Vestel Elektronik Sanayi ve Ticaret A.S............. 1,090,031  2,667,475

                                     1928

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
TURKEY -- (Continued)
#*  Zorlu Enerji Elektrik Uretim A.S.................  1,738,991 $    1,586,039
                                                                 --------------
TOTAL TURKEY.........................................               130,887,796
                                                                 --------------
TOTAL COMMON STOCKS..................................             4,871,362,879
                                                                 --------------
PREFERRED STOCKS -- (1.0%)
BRAZIL -- (0.9%)
    AES Tiete SA.....................................    859,500      5,309,297
    Alpargatas SA....................................    998,118      3,166,959
    Banco ABC Brasil SA..............................    744,786      3,145,013
    Banco Alfa de Investimento SA....................      2,600          6,692
    Banco Daycoval SA................................    446,827      1,395,572
    Banco do Estado do Rio Grande do Sul SA Class B..  1,721,534      7,859,739
*   Banco Industrial e Comercial SA..................    484,320        983,712
    Banco Mercantil do Brasil SA.....................      3,969          6,141
*   Banco Pan SA.....................................  2,200,640      1,412,412
    Banco Pine SA....................................    296,003        404,857
    Banco Sofisa SA..................................     75,000         67,577
    Centrais Eletricas Santa Catarina................     79,600        405,371
    Cia de Gas de Sao Paulo COMGAS Class A...........    168,387      2,811,199
    Cia de Saneamento do Parana......................    194,601        362,622
    Cia de Transmissao de Energia Eletrica Paulista..    356,993      5,215,926
    Cia Energetica de Sao Paulo Class B..............     42,400        371,257
    Cia Energetica do Ceara Class A..................    107,539      1,435,144
    Cia Ferro Ligas da Bahia--Ferbasa................    315,349        854,407
    Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA.......................................  1,294,400      3,249,929
    Empresa Metropolitana de Aguas e Energia SA......     12,900         16,009
*   Eucatex SA Industria e Comercio..................    223,327        257,818
*   Forjas Taurus SA.................................     13,585         17,557
*   Gol Linhas Aereas Inteligentes SA................    747,617      3,382,211
    Marcopolo SA.....................................  4,385,100      4,389,787
    Parana Banco SA..................................     52,900        189,263
    Randon Participacoes SA..........................  1,547,357      2,307,505
    Saraiva SA Livreiros Editores....................    178,773        304,941
    Schulz SA........................................      9,000         14,205
*   Sharp SA......................................... 30,200,000             --
    Unipar Carbocloro SA Class B.....................    279,095        462,127

                                     1929

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                       SHARES      VALUE++
                                                     ---------- --------------
  BRAZIL -- (Continued)
  *     Usinas Siderurgicas de Minas Gerais SA
          Class A...................................  1,010,800 $    1,261,970
                                                                --------------
  TOTAL BRAZIL......................................                51,067,219
                                                                --------------
  CHILE -- (0.0%)
        Coca-Cola Embonor SA Class B................      8,190         10,903
                                                                --------------
  COLOMBIA -- (0.1%)
        Avianca Holdings SA.........................  1,847,698      2,798,051
                                                                --------------
  TOTAL PREFERRED STOCKS............................                53,876,173
                                                                --------------
  RIGHTS/WARRANTS -- (0.0%)

  CHINA -- (0.0%)
  #*    Golden Meditech Holdings, Ltd. Warrants
          07/30/15..................................    860,943          7,774
                                                                --------------
  HONG KONG -- (0.0%)
  *     HKC Holdings, Ltd. Warrants 10/15/15........         --             --
                                                                --------------
  INDONESIA -- (0.0%)
  *     Pabrik Kertas Tjiwi Kimia Tbk PT Warrants
          07/11/17..................................    185,833          2,289
                                                                --------------
  MALAYSIA -- (0.0%)
  *     CB Industrial Product Holdings Bhd Warrants
          12/31/15..................................    210,003         29,521
  *     Eastern & Oriental Bhd......................  1,228,440             --
  *     Goldis Bhd 02/06/15.........................    453,208            625
  *     Inari Amertron Rights 05/15/15..............     35,013         21,617
  *     Insas Bhd...................................    895,656         51,843
  *     Mah Sing Group Bhd..........................  2,267,526        281,253
                                                                --------------
  TOTAL MALAYSIA....................................                   384,859
                                                                --------------
  POLAND -- (0.0%)
  *     PZ Cormay SA Rights.........................     40,772             73
                                                                --------------
  SOUTH AFRICA -- (0.0%)
  *     Invicta Holdings, Ltd.......................     62,736         40,406
                                                                --------------
  SOUTH KOREA -- (0.0%)
  *     Hyundai Merchant Marine Co., Ltd............      1,909          5,203
                                                                --------------
  THAILAND -- (0.0%)
  *     Loxley PCL Warrants 09/30/17................     63,889          3,728
  *     Sansiri PCL Warrants 11/24/17...............  4,378,983         44,151
                                                                --------------
  TOTAL THAILAND....................................                    47,879
                                                                --------------
  TOTAL RIGHTS/WARRANTS.............................                   488,483
                                                                --------------
  SECURITIES LENDING COLLATERAL -- (11.7%)
  (S)@  DFA Short Term Investment Fund.............. 56,308,711    651,491,785
                                                                --------------
  TOTAL INVESTMENTS -- (100.0%)
    (Cost $5,252,583,392)^^.........................            $5,577,219,320
                                                                ==============

                                     1930

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks...............
   Argentina................           -- $            1   --    $            1
   Brazil................... $ 16,210,248    271,549,216   --       287,759,464
   Chile....................    2,095,168     58,803,587   --        60,898,755
   China....................      265,088    719,676,615   --       719,941,703
   Colombia.................    2,937,942             --   --         2,937,942
   Greece...................           --     23,581,414   --        23,581,414
   Hungary..................           --        613,950   --           613,950
   India....................   10,354,137    666,887,731   --       677,241,868
   Indonesia................    2,681,267    166,991,894   --       169,673,161
   Israel...................           --              1   --                 1
   Malaysia.................           --    231,300,214   --       231,300,214
   Mexico...................  204,526,863      3,008,922   --       207,535,785
   Philippines..............           --     88,215,028   --        88,215,028
   Poland...................       79,881     96,823,049   --        96,902,930
   South Africa.............   15,568,434    422,814,577   --       438,383,011
   South Korea..............    3,124,715    760,423,933   --       763,548,648
   Taiwan...................      415,020    752,556,897   --       752,971,917
   Thailand.................  218,969,291             --   --       218,969,291
   Turkey...................           --    130,887,796   --       130,887,796
Preferred Stocks............
   Brazil...................    4,072,840     46,994,379   --        51,067,219
   Chile....................           --         10,903   --            10,903
   Colombia.................    2,798,051             --   --         2,798,051
Rights/Warrants.............
   China....................           --          7,774   --             7,774
   Hong Kong................           --             --   --                --
   Indonesia................           --          2,289   --             2,289
   Malaysia.................           --        384,859   --           384,859
   Poland...................           --             73   --                73
   South Africa.............           --         40,406   --            40,406
   South Korea..............           --          5,203   --             5,203
   Thailand.................           --         47,879   --            47,879
Securities Lending
  Collateral................           --    651,491,785   --       651,491,785
                             ------------ --------------   --    --------------
TOTAL....................... $484,098,945 $5,093,120,375   --    $5,577,219,320
                             ============ ==============   ==    ==============


                                     1931

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                         SHARES      VALUE+
                                                        --------- ------------
COMMON STOCKS -- (94.8%)
Consumer Discretionary -- (17.3%)
*   1-800-Flowers.com, Inc. Class A....................    44,330 $    349,764
#   Aaron's, Inc.......................................     4,830      152,918
    AH Belo Corp. Class A..............................    14,556      131,295
    Arctic Cat, Inc....................................     3,436      115,518
#*  Ascent Capital Group, Inc. Class A.................     8,564      362,343
#   Autoliv, Inc.......................................     9,404      997,388
*   Ballantyne Strong, Inc.............................     9,030       36,933
#*  Barnes & Noble, Inc................................    12,200      286,578
    Bassett Furniture Industries, Inc..................     2,900       64,438
    Beasley Broadcast Group, Inc. Class A..............     9,471       49,439
*   Beazer Homes USA, Inc..............................     4,326       68,351
*   Belmond, Ltd. Class A..............................    75,198      826,426
    Best Buy Co., Inc..................................   197,800    6,962,560
    Big 5 Sporting Goods Corp..........................     8,501      101,247
*   Biglari Holdings, Inc..............................     2,343      969,932
*   BJ's Restaurants, Inc..............................    25,971    1,150,256
#   Bob Evans Farms, Inc...............................    52,387    2,953,055
#   Bon-Ton Stores, Inc. (The).........................     2,986       16,363
#*  Books-A-Million, Inc...............................     8,187       20,631
    Brown Shoe Co., Inc................................    74,697    2,120,648
*   Build-A-Bear Workshop, Inc.........................    25,874      533,522
#*  Cabela's, Inc......................................    53,051    2,915,152
#   Callaway Golf Co...................................    38,543      314,511
*   Cambium Learning Group, Inc........................    37,733       94,710
*   Canterbury Park Holding Corp.......................     2,755       27,688
    Carnival Corp......................................   489,649   21,524,970
#   Carriage Services, Inc.............................    20,916      455,969
#*  Cavco Industries, Inc..............................     7,600      558,676
#   CBS Corp. Class A..................................    28,263    1,581,456
    CBS Corp. Class B..................................   201,625   11,051,066
*   Christopher & Banks Corp...........................    56,231      292,964
    Churchill Downs, Inc...............................     7,682      729,713
*   Citi Trends, Inc...................................     3,415       78,169
#   Columbia Sportswear Co.............................     8,634      366,945
    Comcast Corp. Class A.............................. 3,446,875  183,184,172
#   Comcast Corp. Special Class A...................... 1,088,341   57,573,239
#*  Conn's, Inc........................................    25,450      400,583
    Core-Mark Holding Co., Inc.........................    48,118    3,208,508
#   CSS Industries, Inc................................    13,050      354,960
    CST Brands, Inc....................................    50,181    2,162,801
    Culp, Inc..........................................    10,036      201,623
#*  Delta Apparel, Inc.................................     7,532       69,671
    Destination Maternity Corp.........................       200        3,062
#*  Destination XL Group, Inc..........................    15,601       79,253
    DeVry Education Group, Inc.........................     8,757      371,384
    Dillard's, Inc. Class A............................   120,300   13,666,080
*   Discovery Communications, Inc......................     3,762      104,885
*   Discovery Communications, Inc. Class B.............     3,762      105,637
*   Dixie Group, Inc. (The)............................    11,800       95,344
#*  Dorman Products, Inc...............................    20,712      947,160
    Dover Motorsports, Inc.............................    15,098       39,859

                                     1932

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
    DR Horton, Inc..................................... 208,125 $ 5,103,225
#*  DreamWorks Animation SKG, Inc. Class A.............  46,429     866,829
    Educational Development Corp.......................   1,679       6,934
*   Eldorado Resorts, Inc..............................  18,512      73,400
#   Escalade, Inc......................................     277       4,221
*   EVINE Live, Inc....................................   3,998      25,067
#*  EW Scripps Co. (The) Class A.......................  41,061     810,134
#*  Federal-Mogul Holdings Corp........................  38,585     522,055
    Flanigan's Enterprises, Inc........................     865      33,086
    Flexsteel Industries, Inc..........................   2,068      61,626
    Foot Locker, Inc...................................  15,700     835,554
    Ford Motor Co...................................... 169,046   2,486,667
#   Fred's, Inc. Class A...............................  47,275     784,765
    Frisch's Restaurants, Inc..........................     600      16,620
#*  FTD Cos., Inc......................................  24,893     852,585
#*  Fuel Systems Solutions, Inc........................   3,398      36,495
#*  G-III Apparel Group, Ltd...........................  11,394   1,107,497
*   Gaiam, Inc. Class A................................   4,388      32,120
#   GameStop Corp. Class A............................. 104,752   3,692,508
#*  Gaming Partners International Corp.................     500       4,145
    Gannett Co., Inc................................... 119,639   3,710,005
    General Motors Co.................................. 802,642  26,182,182
*   Genesco, Inc.......................................   7,056     504,151
    Graham Holdings Co. Class B........................   5,780   5,406,150
*   Gray Television, Inc...............................  46,874     443,428
#   Group 1 Automotive, Inc............................  57,936   4,657,475
    Harte-Hanks, Inc...................................  12,432      90,381
    Haverty Furniture Cos., Inc........................  33,479     817,892
*   Helen of Troy, Ltd.................................  64,389   4,843,341
#*  hhgregg, Inc.......................................  36,388     199,770
#   Hooker Furniture Corp..............................  14,814     267,245
*   Hyatt Hotels Corp. Class A.........................  14,601     821,452
#*  Iconix Brand Group, Inc............................  95,618   3,178,342
#   International Speedway Corp. Class A...............  24,844     722,712
*   Isle of Capri Casinos, Inc.........................  15,434     158,044
#*  JAKKS Pacific, Inc.................................  13,103      78,880
*   Jarden Corp........................................ 243,112  11,674,238
#*  JC Penney Co., Inc.................................  85,215     619,513
    Johnson Outdoors, Inc. Class A.....................  15,588     467,640
*   Journal Communications, Inc. Class A...............  77,674     780,624
#   KB Home............................................  30,800     383,768
    Kohl's Corp........................................  14,353     857,161
    La-Z-Boy, Inc......................................  56,332   1,503,501
#*  Lakeland Industries, Inc...........................  11,757      99,935
#*  Lands' End, Inc....................................  21,056     730,433
#*  Lee Enterprises, Inc...............................  38,128     112,478
#   Lennar Corp. Class A............................... 224,100  10,064,331
    Lennar Corp. Class B...............................   7,868     284,113
*   Liberty Broadband Corp.(530307206).................   1,905      94,298
*   Liberty Broadband Corp.(530307305).................  67,601   3,001,484
*   Liberty Broadband Corp. Class A....................  24,095   1,071,505
*   Liberty Interactive Corp. Class A.................. 882,463  24,144,188
#*  Liberty Interactive Corp. Class B..................  35,706   1,044,043

                                     1933

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
*   Liberty Media Corp................................. 208,010 $ 7,097,301
*   Liberty Media Corp. Class A........................  96,383   3,281,841
*   Liberty Media Corp. Class B........................   7,622     302,212
*   Liberty TripAdvisor Holdings, Inc. Class A.........  76,802   1,838,640
*   Liberty TripAdvisor Holdings, Inc. Class B.........   3,570      90,392
*   Liberty Ventures Series A.......................... 202,261   7,554,448
#*  Liberty Ventures Series B..........................   8,645     337,630
#*  Life Time Fitness, Inc.............................  13,317     728,040
#   Lifetime Brands, Inc...............................  16,431     259,281
    Lithia Motors, Inc. Class A........................  34,933   2,958,825
*   Live Nation Entertainment, Inc..................... 145,347   3,454,898
*   Loral Space & Communications, Inc..................  26,050   1,873,256
    Lowe's Cos., Inc................................... 139,546   9,455,637
*   Luby's, Inc........................................  44,415     216,745
*   M/I Homes, Inc.....................................  37,930     782,875
*   Madison Square Garden Co. (The) Class A............  29,558   2,239,019
    Marcus Corp. (The).................................  18,899     356,435
*   MarineMax, Inc.....................................  29,164     743,974
    Marriott Vacations Worldwide Corp..................   2,531     193,622
#*  Martha Stewart Living Omnimedia, Inc. Class A......     980       4,547
*   McClatchy Co. (The) Class A........................  60,603     152,114
*   Media General, Inc.................................  25,196     360,303
#   Men's Wearhouse, Inc. (The)........................  52,860   2,456,404
#   Meredith Corp......................................  32,676   1,701,113
#*  Meritage Homes Corp................................  28,156   1,025,160
#*  MGM Resorts International.......................... 227,871   4,438,927
*   Modine Manufacturing Co............................  14,650     178,584
*   Mohawk Industries, Inc.............................  98,740  16,296,050
*   Monarch Casino & Resort, Inc.......................   1,103      19,082
*   Motorcar Parts of America, Inc.....................  13,074     341,493
    Movado Group, Inc..................................  36,900     886,707
*   Murphy USA, Inc....................................  47,356   3,305,922
    NACCO Industries, Inc. Class A.....................   6,832     376,102
*   New York & Co., Inc................................   6,926      15,930
*   News Corp. Class A................................. 402,247   5,989,458
*   News Corp. Class B.................................  99,903   1,442,599
*   Office Depot, Inc.................................. 181,609   1,380,228
#*  Pacific Sunwear of California, Inc.................  12,650      34,788
#*  Penn National Gaming, Inc..........................  63,446     949,787
    Penske Automotive Group, Inc.......................  43,845   2,119,906
*   Pep Boys-Manny, Moe & Jack (The)...................  75,098     633,076
*   Perry Ellis International, Inc.....................  21,492     513,874
#*  Pinnacle Entertainment, Inc........................  71,930   1,521,320
    PulteGroup, Inc.................................... 143,221   2,948,920
    PVH Corp...........................................  31,964   3,524,351
*   Radio One, Inc. Class D............................  13,955      26,235
*   RCI Hospitality Holdings, Inc......................  12,026     117,254
*   Red Robin Gourmet Burgers, Inc.....................  31,175   2,416,063
*   Regis Corp.........................................  54,292     855,099
    Remy International, Inc............................   2,760      58,705
#   Rent-A-Center, Inc.................................  76,435   2,620,192
    Rocky Brands, Inc..................................   8,729     119,675
#   Royal Caribbean Cruises, Ltd....................... 322,500  24,364,875

                                     1934

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Consumer Discretionary -- (Continued)
#*  Ruby Tuesday, Inc..................................    17,500 $    105,350
#   Saga Communications, Inc. Class A..................     8,693      353,544
#   Salem Communications Corp. Class A.................    10,922       76,126
#   Scholastic Corp....................................    30,900    1,136,502
#*  Scientific Games Corp. Class A.....................    25,007      295,333
#*  Sears Holdings Corp................................    25,182      801,795
#   Service Corp. International........................   274,069    6,202,181
#*  Shiloh Industries, Inc.............................    24,793      303,218
    Shoe Carnival, Inc.................................    33,450      776,709
*   Skechers U.S.A., Inc. Class A......................    49,610    2,993,963
    Spartan Motors, Inc................................    16,820       87,632
#   Speedway Motorsports, Inc..........................    52,187    1,163,248
    Stage Stores, Inc..................................    53,575    1,071,500
    Standard Motor Products, Inc.......................    37,342    1,361,489
#   Staples, Inc.......................................   497,525    8,482,801
#*  Starz..............................................    84,255    2,487,208
*   Starz Class B......................................     7,622      226,831
    Stein Mart, Inc....................................    22,915      315,310
*   Steiner Leisure, Ltd...............................     2,225       97,055
#*  Stoneridge, Inc....................................    19,361      244,336
#   Strattec Security Corp.............................     5,224      329,112
#   Superior Industries International, Inc.............    37,089      676,874
#   Superior Uniform Group, Inc........................     8,978      340,715
    Sypris Solutions, Inc..............................     8,460       20,262
#*  Systemax, Inc......................................    11,750      153,573
    Tandy Leather Factory, Inc.........................     9,974       85,178
    Target Corp........................................     4,925      362,529
    Time Warner Cable, Inc.............................   693,942   94,466,324
    Time Warner, Inc................................... 1,534,860  119,611,640
#   Time, Inc..........................................   191,857    4,804,099
*   Toll Brothers, Inc.................................   203,299    7,038,211
    Trans World Entertainment Corp.....................     5,781       20,060
#*  Tuesday Morning Corp...............................    60,500    1,070,850
#   Twenty-First Century Fox, Inc. Class A............. 1,287,383   42,689,620
    Twenty-First Century Fox, Inc. Class B.............   550,972   17,548,458
#*  Unifi, Inc.........................................    43,422    1,399,491
*   Universal Electronics, Inc.........................     3,206      204,350
    Vail Resorts, Inc..................................    11,600    1,018,016
*   VOXX International Corp............................     3,750       30,000
    Walt Disney Co. (The)..............................    26,220    2,384,971
#   Wendy's Co. (The)..................................   242,704    2,558,100
*   West Marine, Inc...................................    26,468      317,616
    Whirlpool Corp.....................................    30,049    5,982,155
    Wyndham Worldwide Corp.............................   144,114   12,075,312
                                                                  ------------
Total Consumer Discretionary...........................            917,929,612
                                                                  ------------
Consumer Staples -- (7.4%)
    Alico, Inc.........................................       960       45,638
*   Alliance One International, Inc....................    35,084       36,838
    Andersons, Inc. (The)..............................    23,660    1,064,227
    Archer-Daniels-Midland Co..........................   813,476   37,932,386
#*  Boulder Brands, Inc................................    76,099      763,273
    Bunge, Ltd.........................................   121,368   10,866,077

                                     1935

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Consumer Staples -- (Continued)
  *   CCA Industries, Inc..............................     8,323 $     29,131
  *   Central Garden and Pet Co........................    25,184      212,805
  #*  Central Garden and Pet Co. Class A...............    48,121      437,901
  *   Constellation Brands, Inc. Class A...............   249,042   27,506,689
  *   Constellation Brands, Inc. Class B...............    12,715    1,442,962
  #*  Craft Brew Alliance, Inc.........................     9,754      116,073
      CVS Health Corp.................................. 1,510,745  148,294,729
  #*  Farmer Bros. Co..................................     6,695      200,247
  #   Fresh Del Monte Produce, Inc.....................    39,437    1,326,266
  #*  Hain Celestial Group, Inc. (The).................    87,292    4,606,399
      Ingles Markets, Inc. Class A.....................    11,437      487,788
  #   Ingredion, Inc...................................    62,117    5,009,115
      JM Smucker Co. (The).............................   108,204   11,161,243
      John B. Sanfilippo & Son, Inc....................    10,428      380,309
      Kraft Foods Group, Inc...........................   209,706   13,702,190
  *   Landec Corp......................................    37,056      473,205
  *   Mannatech, Inc...................................       717       13,408
      MGP Ingredients, Inc.............................     4,788       75,938
  #   Molson Coors Brewing Co. Class A.................     1,908      157,219
      Molson Coors Brewing Co. Class B.................   186,550   14,164,741
      Mondelez International, Inc. Class A............. 2,081,099   73,337,929
  *   Nutraceutical International Corp.................    14,615      285,577
  #   Oil-Dri Corp. of America.........................     5,047      154,539
  *   Omega Protein Corp...............................    25,852      272,480
  *   Pantry, Inc. (The)...............................    22,475      829,328
  #*  Post Holdings, Inc...............................    50,201    2,371,997
  #   Sanderson Farms, Inc.............................    16,100    1,287,356
  *   Seaboard Corp....................................     1,812    6,930,882
  #*  Seneca Foods Corp. Class A.......................     6,301      163,070
  *   Seneca Foods Corp. Class B.......................       300       10,577
  #   Snyder's-Lance, Inc..............................    28,337      824,323
      SpartanNash Co...................................    34,281      883,079
      Spectrum Brands Holdings, Inc....................    46,130    4,136,938
  *   TreeHouse Foods, Inc.............................    24,190    2,194,033
      Tyson Foods, Inc. Class A........................   405,030   15,812,371
  #   Universal Corp...................................    22,290      895,166
  #   Weis Markets, Inc................................    11,602      531,720
                                                                  ------------
  Total Consumer Staples...............................            391,428,162
                                                                  ------------
  Energy -- (14.1%)
      Adams Resources & Energy, Inc....................     6,004      348,472
  #   Alon USA Energy, Inc.............................    33,484      404,487
      Anadarko Petroleum Corp..........................   845,068   69,084,309
      Apache Corp......................................   289,715   18,127,468
  #*  Approach Resources, Inc..........................     6,883       43,156
      Atwood Oceanics, Inc.............................     4,600      131,468
      Baker Hughes, Inc................................   127,976    7,421,328
  *   Barnwell Industries, Inc.........................     8,038       23,109
      Bristow Group, Inc...............................    43,589    2,428,343
  #*  C&J Energy Services, Inc.........................    37,416      385,385
  #   Cabot Oil & Gas Corp.............................       568       15,052
  #*  California Resources Corp........................   118,504      606,740
  *   Callon Petroleum Co..............................    13,214       72,016

                                     1936

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Energy -- (Continued)
#   Chesapeake Energy Corp.............................   624,655 $ 11,980,883
    Chevron Corp....................................... 1,063,078  108,997,387
#*  Cloud Peak Energy, Inc.............................    33,115      224,851
#   Comstock Resources, Inc............................    32,421      130,981
    ConocoPhillips..................................... 1,766,829  111,274,890
*   Contango Oil & Gas Co..............................     1,064       31,994
#   Dawson Geophysical Co..............................    17,055      184,023
    Delek US Holdings, Inc.............................    52,256    1,612,098
#   Denbury Resources, Inc.............................   289,460    1,997,274
    Devon Energy Corp..................................    81,126    4,889,464
#   Energy XXI, Ltd....................................    15,380       45,217
    EOG Resources, Inc.................................    12,090    1,076,373
*   Era Group, Inc.....................................    36,653      825,426
*   Escalera Resources Co..............................     6,444        2,841
    Exterran Holdings, Inc.............................    69,200    1,876,012
    Exxon Mobil Corp................................... 1,047,299   91,554,879
#   Green Plains, Inc..................................    26,534      621,161
#   Gulf Island Fabrication, Inc.......................    15,018      248,848
#   Gulfmark Offshore, Inc. Class A....................    35,505      700,514
#*  Harvest Natural Resources, Inc.....................    35,677       22,380
#*  Helix Energy Solutions Group, Inc..................   103,010    1,933,498
#   Helmerich & Payne, Inc.............................   108,670    6,472,385
    Hess Corp..........................................   378,130   25,519,994
*   HKN, Inc...........................................       564       30,171
    HollyFrontier Corp.................................    32,210    1,156,983
#*  Hornbeck Offshore Services, Inc....................    29,719      659,762
*   Key Energy Services, Inc...........................    49,745       83,572
    Marathon Oil Corp..................................   903,937   24,044,724
    Marathon Petroleum Corp............................   451,968   41,847,717
#*  Matador Resources Co...............................     6,400      137,984
*   Matrix Service Co..................................    15,423      296,122
#   Murphy Oil Corp....................................   189,426    8,507,122
    Nabors Industries, Ltd.............................   272,782    3,139,721
    National Oilwell Varco, Inc........................   250,948   13,659,100
*   Natural Gas Services Group, Inc....................    15,026      303,375
*   Newfield Exploration Co............................    48,506    1,444,509
#*  Newpark Resources, Inc.............................    97,395      841,493
#   Noble Corp. P.L.C..................................    74,243    1,204,221
    Noble Energy, Inc..................................   133,794    6,387,326
#*  Northern Oil and Gas, Inc..........................    16,372      102,816
    Occidental Petroleum Corp..........................   296,262   23,700,960
#*  Overseas Shipholding Group, Inc....................     2,355       12,011
#   Paragon Offshore P.L.C.............................    24,747       51,721
#*  Parker Drilling Co.................................   142,573      386,373
    Patterson-UTI Energy, Inc..........................   152,325    2,613,897
#*  PDC Energy, Inc....................................    24,103    1,107,292
#*  Penn Virginia Corp.................................    35,279      172,162
#*  PHI, Inc. Non-Voting...............................    21,843      747,249
*   PHI, Inc. Voting...................................     1,099       37,674
    Phillips 66........................................   883,414   62,121,672
*   Pioneer Energy Services Corp.......................    98,221      406,635
    Pioneer Natural Resources Co.......................    88,400   13,306,852
    QEP Resources, Inc.................................    33,043      668,129

                                     1937

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                         ------- ------------
   Energy -- (Continued)
   *   Renewable Energy Group, Inc......................   2,882 $     25,189
   #*  REX American Resources Corp......................   4,050      224,815
   #*  Rex Energy Corp..................................  35,100      124,254
       Rowan Cos. P.L.C. Class A........................ 121,858    2,573,641
   #*  SEACOR Holdings, Inc.............................  36,653    2,637,183
       SemGroup Corp. Class A...........................   4,727      318,269
   #*  Seventy Seven Energy, Inc........................  44,617      176,237
   #   Ship Finance International, Ltd..................  12,481      173,361
   #*  Stone Energy Corp................................   1,115       15,699
       Superior Energy Services, Inc....................  75,686    1,513,720
   #*  Swift Energy Co..................................  34,900       74,337
   #   Teekay Corp......................................  37,720    1,596,688
       Tesco Corp.......................................   3,745       38,349
       Tesoro Corp...................................... 168,807   13,796,596
   #*  TETRA Technologies, Inc..........................  25,510      126,019
   #*  TGC Industries, Inc..............................   1,787        3,574
   #   Tidewater, Inc...................................  49,127    1,437,456
   #   Transocean, Ltd.................................. 274,265    4,470,519
   #*  Triangle Petroleum Corp..........................   7,779       40,840
   *   Unit Corp........................................  57,000    1,697,460
       Valero Energy Corp............................... 605,899   32,039,939
   *   Weatherford International P.L.C.................. 281,383    2,906,686
       Western Refining, Inc............................  68,485    2,542,848
   *   Whiting Petroleum Corp...........................  16,007      480,530
   *   Willbros Group, Inc..............................  18,620      103,900
                                                                 ------------
   Total Energy.........................................          749,632,160
                                                                 ------------
   Financials -- (17.7%)
   #   1st Source Corp..................................  41,187    1,224,490
       ACE, Ltd.........................................  60,924    6,577,355
       Aflac, Inc.......................................  81,778    4,667,888
   #   Alexander & Baldwin, Inc.........................  66,838    2,557,222
   *   Alleghany Corp...................................   3,115    1,377,110
       Allied World Assurance Co. Holdings AG...........  76,431    2,955,587
       Allstate Corp. (The)............................. 230,137   16,061,261
       American Equity Investment Life Holding Co.......  88,700    2,262,737
       American Financial Group, Inc.................... 173,596   10,075,512
   #*  American Independence Corp.......................     173        1,919
       American International Group, Inc................ 899,581   43,962,523
       American National Insurance Co...................  37,287    3,879,339
       Ameris Bancorp...................................  12,022      290,091
       AmeriServ Financial, Inc.........................  33,075       98,894
   *   Arch Capital Group, Ltd..........................   2,200      127,534
       Argo Group International Holdings, Ltd...........  42,675    2,282,686
       Aspen Insurance Holdings, Ltd.................... 102,623    4,445,628
   #   Associated Banc-Corp.............................  31,434      528,406
       Assurant, Inc....................................  65,820    4,180,228
       Assured Guaranty, Ltd............................ 122,989    3,003,391
   *   Asta Funding, Inc................................   7,527       63,904
       Astoria Financial Corp...........................  19,344      236,577
   #*  Atlanticus Holdings Corp.........................  19,218       49,198
   #*  AV Homes, Inc....................................   3,852       57,741
       Axis Capital Holdings, Ltd.......................   8,510      433,159

                                     1938

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Financials -- (Continued)
    Baldwin & Lyons, Inc. Class A......................       300 $      7,095
    Baldwin & Lyons, Inc. Class B......................     6,556      151,444
#*  Bancorp, Inc. (The)................................       459        3,911
    Bank Mutual Corp...................................    14,475       92,206
    Bank of America Corp............................... 5,529,894   83,777,894
    Bank of New York Mellon Corp. (The)................   491,755   17,703,180
#   BankFinancial Corp.................................    38,560      436,114
    Banner Corp........................................     7,943      320,738
    BB&T Corp..........................................    96,049    3,389,569
    BCB Bancorp, Inc...................................     1,059       12,295
    Berkshire Hills Bancorp, Inc.......................    25,980      646,902
#*  BofI Holding, Inc..................................     8,208      692,427
#   Capital City Bank Group, Inc.......................    15,389      230,835
    Capital One Financial Corp.........................   373,787   27,364,946
*   Cascade Bancorp....................................    15,799       72,991
    Cathay General Bancorp.............................    17,730      423,570
    Centerstate Banks, Inc.............................       747        8,224
    Century Bancorp, Inc. Class A......................       495       19,196
    Chicopee Bancorp, Inc..............................     1,000       16,460
#   Chubb Corp. (The)..................................    14,249    1,394,977
#   Cincinnati Financial Corp..........................    16,226      819,575
    CIT Group, Inc.....................................    45,907    2,011,645
    Citigroup, Inc..................................... 2,143,604  100,642,208
    Citizens Community Bancorp, Inc....................    10,355       94,386
    CME Group, Inc.....................................   414,385   35,347,040
    CNA Financial Corp.................................   277,671   10,818,062
    CNO Financial Group, Inc...........................   301,264    4,675,617
    Codorus Valley Bancorp, Inc........................       132        2,649
    Comerica, Inc......................................    16,431      681,886
    Community West Bancshares..........................       400        2,700
#*  Cowen Group, Inc. Class A..........................    15,961       66,398
    Donegal Group, Inc. Class A........................    20,677      330,625
#   Donegal Group, Inc. Class B........................       300        6,997
*   E*TRADE Financial Corp.............................    89,699    2,067,562
*   Eastern Virginia Bankshares, Inc...................       307        1,919
    EMC Insurance Group, Inc...........................    18,341      591,681
#*  Encore Capital Group, Inc..........................       627       23,337
    Endurance Specialty Holdings, Ltd..................    76,288    4,662,723
    Enterprise Financial Services Corp.................     3,235       61,821
    ESB Financial Corp.................................       432        7,219
    ESSA Bancorp, Inc..................................     8,217       99,837
    Evans Bancorp, Inc.................................     1,681       39,756
    Everest Re Group, Ltd..............................    34,913    5,983,390
*   Farmers Capital Bank Corp..........................       302        6,747
    FBL Financial Group, Inc. Class A..................    24,660    1,287,005
    Federal Agricultural Mortgage Corp. Class A........       177        4,027
    Federal Agricultural Mortgage Corp. Class C........     9,200      253,460
#   Federated National Holding Co......................    13,665      397,788
    Fidelity Southern Corp.............................     7,213      110,287
    Fifth Third Bancorp................................    62,451    1,080,402
*   First Acceptance Corp..............................    30,158       70,268
#   First American Financial Corp......................    61,982    2,108,628
    First Bancorp......................................    16,138      267,891

                                     1939

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Financials -- (Continued)
    First Business Financial Services, Inc.............       482 $     21,097
    First Citizens BancShares, Inc. Class A............     8,627    2,105,419
#   First Commonwealth Financial Corp..................    30,547      241,016
    First Community Bancshares, Inc....................       183        2,871
    First Defiance Financial Corp......................    10,880      331,405
#   First Federal of Northern Michigan Bancorp, Inc....       900        5,247
    First Financial Northwest, Inc.....................    25,371      304,198
    First Merchants Corp...............................    46,827    1,022,702
    First Midwest Bancorp, Inc.........................     7,168      110,387
    First South Bancorp, Inc...........................     2,278       18,110
    FNF Group..........................................    46,321    1,625,867
*   FNFV Group.........................................    15,438      191,431
    Fox Chase Bancorp, Inc.............................       351        5,700
*   Genworth Financial, Inc. Class A...................    34,964      244,049
#   German American Bancorp, Inc.......................     7,459      208,852
    GFI Group, Inc.....................................     2,875       16,129
*   Global Indemnity P.L.C.............................     8,282      217,320
    Goldman Sachs Group, Inc. (The)....................   196,596   33,895,116
#   Great Southern Bancorp, Inc........................     1,616       58,370
#   Griffin Land & Nurseries, Inc......................     1,500       44,460
    Guaranty Federal Bancshares, Inc...................     1,684       24,839
*   Hallmark Financial Services, Inc...................    25,666      283,353
    Hampden Bancorp, Inc...............................     5,886      118,250
#   Hanover Insurance Group, Inc. (The)................    88,829    6,129,201
    Hartford Financial Services Group, Inc. (The)......   314,543   12,235,723
    HCC Insurance Holdings, Inc........................    17,700      944,118
    Heartland Financial USA, Inc.......................       465       12,843
    HF Financial Corp..................................       400        5,764
*   Hilltop Holdings, Inc..............................    26,171      475,004
    Hingham Institution for Savings....................       500       44,000
*   HMN Financial, Inc.................................     3,456       42,301
    Home Bancorp, Inc..................................       719       15,732
    HopFed Bancorp, Inc................................     6,781       89,577
    Horace Mann Educators Corp.........................    58,206    1,773,537
    Hudson City Bancorp, Inc...........................    28,191      252,873
    Huntington Bancshares, Inc.........................    59,995      601,150
#   Iberiabank Corp....................................       697       38,063
#*  Imperial Holdings, Inc.............................     2,882       17,119
#   Independence Holding Co............................    24,172      307,226
    Infinity Property & Casualty Corp..................    15,800    1,110,266
    Intercontinental Exchange, Inc.....................     1,479      304,275
    International Bancshares Corp......................       800       18,008
    Intervest Bancshares Corp. Class A.................     2,078       20,468
*   Investment Technology Group, Inc...................    23,677      491,298
    Investors Title Co.................................     1,169       83,864
#   Janus Capital Group, Inc...........................    24,840      435,694
    JPMorgan Chase & Co................................ 2,054,936  111,747,420
    Kemper Corp........................................    67,002    2,339,040
    Kentucky First Federal Bancorp.....................     2,400       19,728
    KeyCorp............................................   526,210    6,835,468
    Lakeland Bancorp, Inc..............................     8,740       94,305
    Landmark Bancorp, Inc..............................     2,066       43,386
#   Legg Mason, Inc....................................    93,283    5,171,610

                                     1940

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
*   LendingTree, Inc...................................     5,635 $   232,049
    Leucadia National Corp.............................    29,009     657,634
    Lincoln National Corp..............................   360,493  18,017,440
    LNB Bancorp, Inc...................................    13,395     233,073
    Loews Corp.........................................   243,798   9,327,711
    Louisiana Bancorp, Inc.............................     5,606     119,744
#   M&T Bank Corp......................................       331      37,456
#   Macatawa Bank Corp.................................    18,892      99,561
#   Maiden Holdings, Ltd...............................     5,792      72,400
    MainSource Financial Group, Inc....................    45,000     864,000
*   Markel Corp........................................       101      69,019
    Marlin Business Services Corp......................    14,241     228,568
    MB Financial, Inc..................................    19,678     559,052
*   MBIA, Inc..........................................    82,267     659,781
*   MBT Financial Corp.................................    24,724     126,834
#   Meadowbrook Insurance Group, Inc...................    26,353     218,730
    Mercantile Bank Corp...............................     4,422      84,018
    Meta Financial Group, Inc..........................     1,083      36,248
    MetLife, Inc....................................... 1,125,923  52,355,419
*   Metro Bancorp, Inc.................................    26,598     677,185
#*  MGIC Investment Corp...............................    72,733     619,685
#   MidWestOne Financial Group, Inc....................       346       9,695
#   Montpelier Re Holdings, Ltd........................    38,746   1,361,147
    Morgan Stanley..................................... 1,476,248  49,911,945
    MutualFirst Financial, Inc.........................     2,300      50,347
    NASDAQ OMX Group, Inc. (The).......................    42,129   1,921,082
    National Penn Bancshares, Inc......................     1,071      10,389
    National Western Life Insurance Co. Class A........       900     214,551
*   Navigators Group, Inc. (The).......................     3,685     273,501
#   New Hampshire Thrift Bancshares, Inc...............     3,667      55,628
#   New York Community Bancorp, Inc....................    54,969     849,271
#*  NewBridge Bancorp..................................    11,413      89,478
#*  NewStar Financial, Inc.............................    41,166     435,125
    Northeast Community Bancorp, Inc...................    17,190     119,299
    Northrim BanCorp, Inc..............................     5,734     118,866
    OFG Bancorp........................................    30,191     486,075
    Old Republic International Corp....................   280,714   3,941,225
    Oppenheimer Holdings, Inc. Class A.................     3,097      61,166
*   Pacific Mercantile Bancorp.........................    16,236     111,217
    PacWest Bancorp....................................     1,076      46,004
    Park Sterling Corp.................................     3,253      21,795
    PartnerRe, Ltd.....................................    52,224   5,974,426
#   People's United Financial, Inc.....................    68,700     966,609
    Peoples Bancorp of North Carolina, Inc.............       250       4,508
#   Peoples Bancorp, Inc...............................    15,923     363,841
#*  PHH Corp...........................................    91,804   2,289,592
#*  Phoenix Cos., Inc. (The)...........................     2,631     163,201
#   Pinnacle Financial Partners, Inc...................    23,924     859,829
*   Piper Jaffray Cos..................................       312      15,928
    Platinum Underwriters Holdings, Ltd................    21,715   1,603,218
    PNC Financial Services Group, Inc. (The)...........    74,305   6,281,745
*   Popular, Inc.......................................    56,536   1,743,005
#*  PRA Group, Inc.....................................    28,203   1,396,613

                                     1941

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    Premier Financial Bancorp, Inc.....................     4,434 $    65,756
    Principal Financial Group, Inc.....................   217,722  10,217,693
    Protective Life Corp...............................    98,037   6,857,688
    Provident Financial Holdings, Inc..................       544       8,443
    Provident Financial Services, Inc..................    21,059     365,584
    Prudential Financial, Inc..........................   497,625  37,759,785
    Pulaski Financial Corp.............................     4,550      54,145
#   Radian Group, Inc..................................   161,945   2,552,253
    Regions Financial Corp............................. 1,302,555  11,332,228
    Reinsurance Group of America, Inc..................   169,166  14,008,636
    RenaissanceRe Holdings, Ltd........................     2,440     233,337
#   Renasant Corp......................................    42,102   1,101,388
*   Republic First Bancorp, Inc........................     2,174       7,457
#   Resource America, Inc. Class A.....................    21,051     185,038
*   Riverview Bancorp, Inc.............................     1,682       7,401
    Safety Insurance Group, Inc........................    26,197   1,622,904
#   Sandy Spring Bancorp, Inc..........................     9,125     225,661
*   Select Bancorp, Inc................................       600       4,302
    Selective Insurance Group, Inc.....................    45,200   1,167,064
    SI Financial Group, Inc............................     5,661      62,328
    South State Corp...................................     8,549     510,461
*   Southern First Bancshares, Inc.....................     1,216      21,280
    Southwest Bancorp, Inc.............................    16,974     259,023
#   StanCorp Financial Group, Inc......................    15,636     970,057
#   State Auto Financial Corp..........................    15,100     332,200
    State Street Corp..................................    12,833     917,688
    Sterling Bancorp...................................    70,552     929,875
    Stewart Information Services Corp..................    12,271     439,302
#*  Stratus Properties, Inc............................     3,069      41,370
    Suffolk Bancorp....................................       205       4,715
    SunTrust Banks, Inc................................   395,691  15,202,448
    Susquehanna Bancshares, Inc........................    97,547   1,230,068
    Symetra Financial Corp.............................    20,319     412,679
    Synovus Financial Corp.............................    22,796     587,453
    Timberland Bancorp, Inc............................     2,500      26,250
    Torchmark Corp.....................................     3,500     175,245
    Travelers Cos., Inc. (The).........................   124,945  12,846,845
    Trico Bancshares...................................       854      19,941
    Trustmark Corp.....................................     4,194      89,584
#   Umpqua Holdings Corp...............................    34,932     541,795
*   Unico American Corp................................     1,900      22,524
#   Union Bankshares Corp..............................    37,042     740,840
#   United Bankshares, Inc.............................    12,121     409,811
    United Financial Bancorp, Inc......................     9,193     114,361
    United Fire Group, Inc.............................    38,612   1,078,819
#*  United Security Bancshares.........................       404       2,085
    Unity Bancorp, Inc.................................     3,636      33,306
    Unum Group.........................................   517,445  16,071,842
#   Validus Holdings, Ltd..............................     8,958     355,185
    Valley National Bancorp............................       768       6,973
    Voya Financial, Inc................................     9,303     362,910
#   Washington Federal, Inc............................     1,243      24,686
#   Waterstone Financial, Inc..........................     1,426      18,082

                                     1942

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Financials -- (Continued)
      Wells Fargo & Co.................................    68,870 $  3,575,730
  #   WesBanco, Inc....................................    31,462      949,523
  #   West Bancorporation, Inc.........................    13,957      228,337
      Westfield Financial, Inc.........................    10,811       77,839
      Wintrust Financial Corp..........................    24,224    1,053,017
      WR Berkley Corp..................................     5,305      259,892
  #   XL Group P.L.C...................................   240,766    8,304,019
  #   Zions Bancorporation.............................    53,325    1,277,667
                                                                  ------------
  Total Financials.....................................            940,996,885
                                                                  ------------
  Health Care -- (10.5%)
  *   Actavis P.L.C....................................    30,665    8,173,449
  *   Addus HomeCare Corp..............................     2,044       45,336
      Aetna, Inc.......................................   558,462   51,277,981
  #*  Affymetrix, Inc..................................    42,297      466,959
  #*  Albany Molecular Research, Inc...................    34,587      564,806
  *   Alere, Inc.......................................    45,800    1,863,602
  #*  Amedisys, Inc....................................    19,727      555,907
  *   AMN Healthcare Services, Inc.....................     8,600      161,852
  *   Amsurg Corp......................................    30,743    1,696,399
  #   Analogic Corp....................................     2,988      243,612
  #*  AngioDynamics, Inc...............................    14,354      276,243
  #*  Anika Therapeutics, Inc..........................    14,671      574,810
      Anthem, Inc......................................   504,640   68,106,214
  *   Arrhythmia Research Technology, Inc..............     1,200        9,228
  #*  BioScrip, Inc....................................    36,570      210,277
  #*  BioTelemetry, Inc................................     5,328       52,641
  *   Boston Scientific Corp........................... 1,204,199   17,834,187
  *   Cambrex Corp.....................................    43,567      977,208
  #*  Capital Senior Living Corp.......................    54,559    1,302,323
  *   CareFusion Corp..................................   207,163   12,284,766
      Cigna Corp.......................................    42,954    4,588,776
  #*  Community Health Systems, Inc....................   105,314    4,957,130
      CONMED Corp......................................    43,239    2,059,906
  #   Cooper Cos., Inc. (The)..........................    13,956    2,200,163
  *   Cross Country Healthcare, Inc....................     7,595       77,697
      CryoLife, Inc....................................    17,502      197,073
  *   Cumberland Pharmaceuticals, Inc..................    23,319      135,483
  #*  Cutera, Inc......................................    23,864      317,391
  *   Cynosure, Inc. Class A...........................     8,077      244,087
      Digirad Corp.....................................    29,111      120,811
  #*  Emergent Biosolutions, Inc.......................     8,678      243,244
  #*  Enzo Biochem, Inc................................    47,997      151,191
  *   Exactech, Inc....................................     3,390       70,478
  *   Express Scripts Holding Co.......................   501,076   40,441,844
  *   Five Star Quality Care, Inc......................    28,953      100,756
  *   Genesis Healthcare, Inc..........................     9,380       77,854
  *   Gentiva Health Services, Inc.....................    31,640      614,449
  *   Greatbatch, Inc..................................    41,672    2,023,592
  #*  Hanger, Inc......................................    16,897      364,637
  *   Harvard Apparatus Regenerative Technology, Inc...     8,026       26,085
  *   Harvard Bioscience, Inc..........................    32,107      167,277
  *   Health Net, Inc..................................    44,958    2,435,375

                                     1943

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                      SHARES      VALUE+
                                                     --------- ------------
    Health Care -- (Continued)
    #*  Healthways, Inc.............................    46,297 $    954,644
    #*  Hologic, Inc................................   305,036    9,262,418
        Humana, Inc.................................   236,814   34,679,042
    #*  Impax Laboratories, Inc.....................     4,700      172,349
        Invacare Corp...............................     7,330      107,384
        Kewaunee Scientific Corp....................     1,631       29,260
        Kindred Healthcare, Inc.....................    48,760      900,110
    #*  Lannett Co., Inc............................     3,649      173,072
        LeMaitre Vascular, Inc......................     5,100       40,341
    *   LHC Group, Inc..............................     1,418       42,143
    *   LifePoint Hospitals, Inc....................    82,208    5,363,250
    *   Magellan Health, Inc........................    17,899    1,076,088
    *   MedAssets, Inc..............................    44,682      827,064
    o*  MedCath Corp................................    29,240           --
    *   Merit Medical Systems, Inc..................    13,395      205,345
    *   Misonix, Inc................................     4,083       54,590
    #*  Molina Healthcare, Inc......................    24,941    1,269,746
    #   National Healthcare Corp....................     6,484      408,297
    #*  Natus Medical, Inc..........................    15,698      590,245
    *   NuVasive, Inc...............................     2,045       94,724
        Omnicare, Inc...............................   197,388   14,800,152
    *   Omnicell, Inc...............................    35,405    1,126,941
        PerkinElmer, Inc............................    76,500    3,496,815
        Pfizer, Inc................................. 4,178,729  130,585,281
    *   PharMerica Corp.............................    33,305      766,348
    #*  Prestige Brands Holdings, Inc...............   111,489    3,819,613
    #*  Repligen Corp...............................    21,271      516,673
    *   RTI Surgical, Inc...........................    73,086      325,964
    #*  Sciclone Pharmaceuticals, Inc...............    13,028       96,147
        Select Medical Holdings Corp................    42,204      570,598
    *   SunLink Health Systems, Inc.................     1,750        2,424
    #*  SurModics, Inc..............................     5,593      128,192
    #*  Symmetry Surgical, Inc......................    19,262      138,686
    #   Teleflex, Inc...............................    37,223    4,078,152
        Thermo Fisher Scientific, Inc...............   499,520   62,544,899
    *   Triple-S Management Corp. Class B...........    20,684      498,071
        UnitedHealth Group, Inc.....................    89,716    9,532,325
    *   Universal American Corp.....................    84,328      761,482
    *   VCA, Inc....................................    69,140    3,602,194
    #*  WellCare Health Plans, Inc..................    18,375    1,338,619
    *   Wright Medical Group, Inc...................    32,357      789,834
        Zoetis, Inc.................................   805,208   34,406,538
                                                               ------------
    Total Health Care...............................            558,469,159
                                                               ------------
    Industrials -- (13.8%)
        AAR Corp....................................    32,906      943,086
        ABM Industries, Inc.........................    64,500    1,862,115
        Aceto Corp..................................    31,686      614,708
        Acme United Corp............................     1,030       19,570
        Actuant Corp. Class A.......................    44,986    1,039,626
    #*  Adept Technology, Inc.......................    20,476      190,427
    #   ADT Corp. (The).............................   197,193    6,783,439
    *   AECOM.......................................    55,835    1,419,326

                                     1944

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Industrials -- (Continued)
*   Aegion Corp........................................    83,805 $ 1,283,893
#*  Aerovironment, Inc.................................    35,065     897,313
#   AGCO Corp..........................................    58,973   2,555,890
*   Air Transport Services Group, Inc..................     6,308      52,546
    Alamo Group, Inc...................................    22,751   1,024,933
    Alaska Air Group, Inc..............................   105,252   7,143,453
    Albany International Corp. Class A.................    20,551     701,406
    Allegion P.L.C.....................................    71,036   3,836,654
#   Alliant Techsystems, Inc...........................    38,805   5,056,680
*   AMERCO.............................................    29,431   8,420,503
#*  Ameresco, Inc. Class A.............................       981       5,719
#   American Railcar Industries, Inc...................    20,003   1,004,151
    Apogee Enterprises, Inc............................    36,374   1,573,539
    ArcBest Corp.......................................    12,135     452,150
#   Argan, Inc.........................................        21         639
#   Astec Industries, Inc..............................    22,925     815,213
#*  Atlas Air Worldwide Holdings, Inc..................    36,746   1,660,919
*   Avis Budget Group, Inc.............................    94,608   5,421,984
#   Baltic Trading, Ltd................................        40          65
    Barnes Group, Inc..................................    36,400   1,250,340
#   Barrett Business Services, Inc.....................    12,955     397,071
*   BlueLinx Holdings, Inc.............................    17,052      17,734
    Brady Corp. Class A................................    38,500   1,007,545
#   Briggs & Stratton Corp.............................    41,033     755,418
#*  Builders FirstSource, Inc..........................    12,182      72,117
#*  CAI International, Inc.............................    17,082     358,210
*   Casella Waste Systems, Inc. Class A................     5,201      19,816
#*  CBIZ, Inc..........................................    38,149     315,874
    CDI Corp...........................................    39,837     676,831
    Ceco Environmental Corp............................     3,773      51,766
    Celadon Group, Inc.................................    24,642     587,219
#   Chicago Rivet & Machine Co.........................       700      21,364
    CIRCOR International, Inc..........................    10,019     494,838
    Columbus McKinnon Corp.............................    17,542     439,427
    Comfort Systems USA, Inc...........................    44,560     741,924
    Compx International, Inc...........................       500       5,395
    Courier Corp.......................................     8,245     193,510
#   Covanta Holding Corp...............................    94,292   1,927,328
*   Covenant Transportation Group, Inc. Class A........     7,080     200,364
*   CPI Aerostructures, Inc............................     4,626      54,355
*   CRA International, Inc.............................     7,613     224,812
    CSX Corp........................................... 1,242,950  41,390,235
    Curtiss-Wright Corp................................    46,353   3,083,865
#*  DigitalGlobe, Inc..................................    21,971     590,800
    Douglas Dynamics, Inc..............................    30,234     610,424
*   Ducommun, Inc......................................    16,645     432,271
*   Dycom Industries, Inc..............................    39,867   1,228,302
    Dynamic Materials Corp.............................     1,436      20,334
    Eastern Co. (The)..................................    10,193     192,852
    Eaton Corp. P.L.C..................................    90,345   5,699,866
    EMCOR Group, Inc...................................    50,540   2,039,794
    Encore Wire Corp...................................    19,966     611,559
#*  Energy Recovery, Inc...............................     1,783       5,884

                                     1945

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Industrials -- (Continued)
    EnerSys............................................    43,239 $  2,524,293
#*  Engility Holdings, Inc.............................     7,988      318,721
    Ennis, Inc.........................................    48,483      646,763
*   EnPro Industries, Inc..............................    17,635    1,046,285
    ESCO Technologies, Inc.............................    17,601      633,988
    Espey Manufacturing & Electronics Corp.............     1,671       44,800
#*  Esterline Technologies Corp........................    44,968    5,040,463
    Exelis, Inc........................................    73,253    1,253,359
    Federal Signal Corp................................    65,358      998,017
    FedEx Corp.........................................   142,324   24,068,412
    Fortune Brands Home & Security, Inc................   149,626    6,701,749
*   Franklin Covey Co..................................     3,046       55,041
#   FreightCar America, Inc............................     9,404      219,489
#*  FTI Consulting, Inc................................    25,736    1,046,683
*   Furmanite Corp.....................................    31,044      227,553
    G&K Services, Inc. Class A.........................    29,714    2,082,951
#   GATX Corp..........................................    65,445    3,740,182
#*  Gencor Industries, Inc.............................     8,766       80,209
    General Dynamics Corp..............................    28,674    3,819,664
    General Electric Co................................ 5,255,051  125,543,168
#*  Genesee & Wyoming, Inc. Class A....................     1,200       98,940
#*  Gibraltar Industries, Inc..........................    24,203      366,433
*   GP Strategies Corp.................................    18,583      620,301
#   Granite Construction, Inc..........................    27,179      926,260
#*  Great Lakes Dredge & Dock Corp.....................    69,820      542,501
#   Greenbrier Cos., Inc. (The)........................    22,451    1,165,880
#   Griffon Corp.......................................    67,323      988,975
    H&E Equipment Services, Inc........................    59,629    1,045,893
#   Harsco Corp........................................    35,912      530,061
*   Hawaiian Holdings, Inc.............................    18,070      351,281
    Heidrick & Struggles International, Inc............    18,234      404,065
*   Hertz Global Holdings, Inc.........................   278,411    5,712,994
#*  Hill International, Inc............................    27,154      103,728
    Huntington Ingalls Industries, Inc.................    47,666    5,557,856
    Hurco Cos., Inc....................................     7,910      277,483
*   Huron Consulting Group, Inc........................     4,001      300,955
    Hyster-Yale Materials Handling, Inc................    12,246      767,212
*   ICF International, Inc.............................    31,660    1,182,818
    Ingersoll-Rand P.L.C...............................   213,109   14,150,438
    Insteel Industries, Inc............................    17,578      358,943
#   International Shipholding Corp.....................     7,348      123,152
#*  JetBlue Airways Corp...............................   324,893    5,454,953
    Kadant, Inc........................................     5,786      229,936
    KAR Auction Services, Inc..........................    18,100      617,391
    KBR, Inc...........................................     3,600       59,508
    Kennametal, Inc....................................     1,000       31,420
*   Key Technology, Inc................................     3,199       40,947
#   Kimball International, Inc. Class B................    31,258      271,007
*   Korn/Ferry International...........................    33,148      944,718
#*  Kratos Defense & Security Solutions, Inc...........     2,711       13,175
    L-3 Communications Holdings, Inc...................   100,470   12,369,866
*   Lawson Products, Inc...............................     8,847      217,636
    LB Foster Co. Class A..............................     6,682      316,794

                                     1946

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
#*  LMI Aerospace, Inc.................................  13,807 $   196,059
    LS Starrett Co. (The) Class A......................   4,097      88,372
    LSI Industries, Inc................................  27,715     203,428
*   Lydall, Inc........................................  14,605     402,368
    Manpowergroup, Inc.................................  22,886   1,667,932
#   Marten Transport, Ltd..............................  47,782     977,142
    Matson, Inc........................................  62,316   2,165,481
    Matthews International Corp. Class A...............  12,387     573,890
    McGrath RentCorp...................................  17,552     533,230
*   Mfri, Inc..........................................   8,900      49,662
#   Miller Industries, Inc.............................  20,099     406,000
#   Mobile Mini, Inc...................................  54,461   1,976,934
*   Moog, Inc. Class A.................................  35,339   2,484,332
    Mueller Industries, Inc............................  30,912     970,328
    Mueller Water Products, Inc. Class A............... 185,957   1,902,340
    Multi-Color Corp...................................     308      17,932
*   MYR Group, Inc.....................................  19,582     490,137
#   National Presto Industries, Inc....................     571      35,973
*   Navigant Consulting, Inc...........................  12,297     177,446
    Nielsen NV.........................................  16,256     708,111
#   NL Industries, Inc.................................  50,651     355,064
    NN, Inc............................................  18,396     424,028
    Norfolk Southern Corp.............................. 545,229  55,597,001
    Northrop Grumman Corp.............................. 337,038  52,898,114
#*  Northwest Pipe Co..................................   6,690     160,092
#*  NOW, Inc...........................................  62,737   1,565,288
*   On Assignment, Inc.................................  53,951   1,895,299
*   Orbital Sciences Corp..............................  39,656   1,113,937
#*  Orion Energy Systems, Inc..........................   1,043       4,725
#   Oshkosh Corp.......................................  14,466     619,868
    Owens Corning...................................... 149,300   5,979,465
*   PAM Transportation Services, Inc...................  19,428   1,124,881
    Pentair P.L.C...................................... 117,934   7,289,501
#   Powell Industries, Inc.............................   7,529     293,706
#*  PowerSecure International, Inc.....................  19,459     182,915
    Precision Castparts Corp...........................   6,312   1,263,031
#   Providence and Worcester Railroad Co...............     850      15,682
    Quad/Graphics, Inc.................................   2,390      47,896
#   Quanex Building Products Corp......................  21,431     403,546
*   Quanta Services, Inc............................... 168,307   4,456,769
    Raytheon Co........................................  96,954   9,700,248
    RCM Technologies, Inc..............................  20,293     120,135
    Regal-Beloit Corp..................................  16,070   1,106,419
*   Republic Airways Holdings, Inc.....................  48,736     670,607
    Republic Services, Inc............................. 429,755  17,052,678
    Resources Connection, Inc..........................  25,955     433,448
*   Roadrunner Transportation Systems, Inc.............     879      17,861
#*  Rush Enterprises, Inc. Class A.....................  32,603     912,884
*   Rush Enterprises, Inc. Class B.....................  18,522     502,872
    Ryder System, Inc..................................  89,844   7,438,185
*   Saia, Inc..........................................   8,925     375,832
#   SIFCO Industries, Inc..............................   6,623     192,001
    SkyWest, Inc.......................................  38,506     483,250

                                     1947

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                         ------- ------------
   Industrials -- (Continued)
   *   SL Industries, Inc...............................     300 $     12,825
       Southwest Airlines Co............................ 645,761   29,175,482
   #*  Sparton Corp.....................................   9,132      214,419
       SPX Corp.........................................  12,803    1,069,947
       Standex International Corp.......................  22,341    1,565,881
       Stanley Black & Decker, Inc...................... 154,919   14,508,164
       Steelcase, Inc. Class A..........................  55,469      936,317
       Supreme Industries, Inc. Class A.................   1,433       11,048
   #   TAL International Group, Inc.....................  24,053      977,754
   #   Terex Corp.......................................  27,578      619,953
       Tetra Tech, Inc..................................  45,222    1,041,463
   #*  Titan Machinery, Inc.............................   2,883       40,737
   *   TRC Cos., Inc....................................  28,708      198,372
   #   Trinity Industries, Inc.......................... 183,814    4,865,557
       Triumph Group, Inc...............................  57,456    3,278,439
   *   Tutor Perini Corp................................  33,844      734,753
       Twin Disc, Inc...................................     900       14,490
       Tyco International P.L.C......................... 240,619    9,819,661
   *   Ultralife Corp...................................   3,309       11,085
       UniFirst Corp....................................  18,705    2,172,212
       Union Pacific Corp............................... 888,128  104,097,483
   #   United Stationers, Inc...........................  24,021      968,286
       Universal Forest Products, Inc...................  31,800    1,591,908
   #*  USA Truck, Inc...................................  15,105      419,919
   *   Vectrus, Inc.....................................   4,069      113,281
   #*  Veritiv Corp.....................................   9,437      480,060
   *   Versar, Inc......................................   5,526       16,854
       Viad Corp........................................  27,114      731,536
   *   Virco Manufacturing Corp.........................  12,601       30,242
       VSE Corp.........................................     305       22,073
       Waste Connections, Inc...........................   2,800      121,016
       Watts Water Technologies, Inc. Class A...........  53,615    3,143,447
   #   Werner Enterprises, Inc..........................  34,105      973,016
   #*  Wesco Aircraft Holdings, Inc.....................   6,228       81,213
   #*  WESCO International, Inc.........................  11,687      780,224
   *   Willdan Group, Inc...............................   1,000       13,990
   *   Willis Lease Finance Corp........................   6,713      138,691
   #*  XPO Logistics, Inc...............................  12,216      449,427
                                                                 ------------
   Total Industrials....................................          732,900,251
                                                                 ------------
   Information Technology -- (6.9%)
       Activision Blizzard, Inc......................... 982,162   20,522,275
   *   Actua Corp.......................................   1,184       19,062
   *   Acxiom Corp......................................   7,769      141,396
   *   Advanced Energy Industries, Inc..................  47,985    1,151,640
   #*  Agilysys, Inc....................................  16,899      175,412
   *   Alpha & Omega Semiconductor, Ltd.................     419        3,675
   *   Amtech Systems, Inc..............................   5,669       46,316
   #*  ANADIGICS, Inc...................................  33,721       36,419
   *   AOL, Inc......................................... 105,592    4,566,854
   *   ARRIS Group, Inc................................. 140,787    3,691,435
   *   Arrow Electronics, Inc........................... 182,170   10,026,637
       Astro-Med, Inc...................................   6,285       91,981

                                     1948

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
  Information Technology -- (Continued)
      Avnet, Inc.......................................   139,400 $ 5,801,828
      AVX Corp.........................................   172,540   2,230,942
      Aware, Inc.......................................    14,326      69,911
  *   Axcelis Technologies, Inc........................       700       1,680
  *   AXT, Inc.........................................    20,506      57,007
      Bel Fuse, Inc. Class A...........................     4,174      86,402
      Bel Fuse, Inc. Class B...........................    18,286     430,087
  *   Benchmark Electronics, Inc.......................    93,903   2,275,270
      Black Box Corp...................................    26,448     555,672
  *   Blackhawk Network Holdings, Inc. Class B.........    25,926     858,410
  #*  Blucora, Inc.....................................    81,156   1,097,229
      Brocade Communications Systems, Inc..............   461,513   5,132,025
      Brooks Automation, Inc...........................    50,847     656,435
  *   Bsquare Corp.....................................     4,065      18,008
  *   BTU International, Inc...........................     1,600       4,208
  *   CACI International, Inc. Class A.................    24,830   2,100,370
  *   Calix, Inc.......................................    16,027     153,859
  *   Cascade Microtech, Inc...........................    24,071     323,996
  *   Checkpoint Systems, Inc..........................    27,235     352,966
  #*  Ciber, Inc.......................................    34,165     110,353
      Cisco Systems, Inc...............................   323,780   8,536,460
      Cohu, Inc........................................    40,815     462,434
      Communications Systems, Inc......................    12,612     129,273
      Computer Sciences Corp...........................   205,559  12,473,320
      Comtech Telecommunications Corp..................    15,569     514,400
  #   Concurrent Computer Corp.........................    13,740      86,562
  #   Convergys Corp...................................   197,364   3,781,494
  *   CoreLogic, Inc...................................    96,545   3,205,294
      Corning, Inc..................................... 1,201,485  28,559,298
  #*  Cray, Inc........................................    12,866     418,016
      CSP, Inc.........................................     2,414      17,091
      CTS Corp.........................................    66,936   1,070,976
  #*  CyberOptics Corp.................................     9,134      99,652
  *   Datalink Corp....................................     1,412      16,040
  *   Digi International, Inc..........................    27,638     263,943
  #*  Digital River, Inc...............................    18,905     482,645
  *   Diodes, Inc......................................     4,709     124,459
  *   DSP Group, Inc...................................    46,713     513,376
  #   EarthLink Holdings Corp..........................    83,735     353,362
  *   EchoStar Corp. Class A...........................    23,551   1,228,656
  *   Edgewater Technology, Inc........................    13,603      95,901
      Electro Rent Corp................................    40,561     522,831
      Electro Scientific Industries, Inc...............     6,085      38,153
  *   Electronics for Imaging, Inc.....................    58,110   2,245,951
  *   Emcore Corp......................................       744       3,846
  #*  EnerNOC, Inc.....................................    13,197     227,252
  *   Entegris, Inc....................................       300       3,900
  #   EPIQ Systems, Inc................................    23,453     409,255
  *   ePlus, Inc.......................................     8,745     589,763
  *   Euronet Worldwide, Inc...........................    23,278   1,056,588
  #*  Exar Corp........................................    51,341     463,096
  #*  Fabrinet.........................................     4,055      66,218
  *   Fairchild Semiconductor International, Inc.......   118,008   1,811,423

                                     1949

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
    Fidelity National Information Services, Inc........ 151,857 $ 9,480,432
#*  Finisar Corp.......................................  61,526   1,116,082
#*  First Solar, Inc...................................  28,266   1,196,217
*   FormFactor, Inc....................................  30,568     230,788
*   Frequency Electronics, Inc.........................  16,953     193,349
#*  GSE Systems, Inc...................................  17,638      29,279
#*  GSI Technology, Inc................................   5,863      29,667
    Hackett Group, Inc. (The)..........................  53,321     404,173
*   Harmonic, Inc......................................  22,962     175,659
    Hewlett-Packard Co................................. 810,974  29,300,491
#*  Hutchinson Technology, Inc.........................  22,425      78,263
    IAC/InterActiveCorp................................ 125,298   7,636,913
*   ID Systems, Inc....................................  17,291     113,948
*   Identiv, Inc.......................................   1,017      12,824
*   Ingram Micro, Inc. Class A......................... 277,679   6,991,957
*   Insight Enterprises, Inc...........................  42,100     996,507
*   Integrated Device Technology, Inc.................. 177,893   3,253,663
    Integrated Silicon Solution, Inc...................  42,178     678,222
    Intel Corp......................................... 176,618   5,835,459
#*  Internap Corp......................................  32,386     272,690
*   Interphase Corp....................................   2,999       6,178
    Intersil Corp. Class A............................. 119,798   1,714,309
#*  Intevac, Inc.......................................   4,144      26,936
*   IntriCon Corp......................................   2,835      20,979
#*  Itron, Inc.........................................  33,397   1,242,702
    IXYS Corp..........................................   3,055      34,521
    Juniper Networks, Inc.............................. 212,100   4,821,033
*   Key Tronic Corp....................................  17,623     162,484
*   Kimball Electronics, Inc...........................  23,443     238,650
*   Kulicke & Soffa Industries, Inc....................  71,688   1,087,507
*   KVH Industries, Inc................................  35,149     425,303
*   Lattice Semiconductor Corp......................... 108,469     773,384
    Leidos Holdings, Inc...............................  10,850     449,190
#   Lexmark International, Inc. Class A................  35,849   1,430,734
*   Limelight Networks, Inc............................  18,463      49,112
    ManTech International Corp. Class A................   2,048      66,621
    Marvell Technology Group, Ltd...................... 166,418   2,577,815
#*  Maxwell Technologies, Inc..........................   2,521      20,067
    Mentor Graphics Corp...............................  35,620     819,616
*   Mercury Systems, Inc...............................   2,055      32,428
    Methode Electronics, Inc...........................  79,272   2,867,268
#*  Micron Technology, Inc............................. 758,908  22,209,443
    MKS Instruments, Inc...............................  61,200   2,142,612
    MOCON, Inc.........................................     700      12,145
#*  ModusLink Global Solutions, Inc....................  68,955     248,928
*   NCI, Inc. Class A..................................     686       8,451
*   NETGEAR, Inc.......................................     428      14,454
*   Newport Corp.......................................  64,756   1,199,281
#*  Novatel Wireless, Inc..............................  22,113     116,757
*   OmniVision Technologies, Inc.......................  37,132   1,004,049
    Optical Cable Corp.................................  10,793      56,232
*   PAR Technology Corp................................  15,130      86,846
    Park Electrochemical Corp..........................   1,642      35,648

                                     1950

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
    Information Technology -- (Continued)
        PC Connection, Inc...............................  39,267 $  932,591
        PC-Tel, Inc......................................  33,870    284,169
    *   PCM, Inc.........................................  10,471     99,474
        Perceptron, Inc..................................   8,428     90,264
    *   Pericom Semiconductor Corp.......................  37,284    544,719
    #*  Photronics, Inc..................................  79,712    669,581
    *   Planar Systems, Inc..............................   3,449     25,247
    *   Plexus Corp......................................  10,626    402,619
    *   PMC-Sierra, Inc.................................. 102,988    910,414
    *   Polycom, Inc.....................................  36,977    491,794
    *   Qorvo, Inc.......................................  24,909  1,840,028
    *   Qualstar Corp....................................   3,300      4,686
    *   Qumu Corp........................................     800     11,360
    #*  Rambus, Inc......................................   1,069     12,026
    *   RealNetworks, Inc................................  17,952    126,203
        Reis, Inc........................................  13,511    303,997
    #   RF Industries, Ltd...............................   2,823     12,675
        Richardson Electronics, Ltd......................  24,525    229,799
    *   Rofin-Sinar Technologies, Inc....................   4,978    134,008
    *   Rogers Corp......................................   7,543    557,126
    *   Rovi Corp........................................  19,000    439,090
    *   Rudolph Technologies, Inc........................  16,097    161,453
        SanDisk Corp.....................................  13,097    994,193
    *   Sanmina Corp.....................................  39,846    843,938
    *   ScanSource, Inc..................................  14,745    508,408
        Science Applications International Corp..........   6,199    302,387
    *   Seachange International, Inc.....................   8,687     61,330
    *   ShoreTel, Inc....................................   3,200     22,656
    *   Sonus Networks, Inc..............................   6,622    126,348
    *   Spansion, Inc. Class A...........................  21,173    750,795
    #*  Speed Commerce, Inc..............................     336        800
        SS&C Technologies Holdings, Inc..................  25,793  1,427,127
    #*  StarTek, Inc.....................................  24,613    232,101
    #*  SunEdison, Inc................................... 154,224  2,888,615
    #*  SunPower Corp....................................  18,322    441,927
    *   Super Micro Computer, Inc........................   5,886    215,251
    *   support.com, Inc.................................  15,100     29,596
    *   Sykes Enterprises, Inc...........................  20,292    456,976
    #   SYNNEX Corp......................................  55,900  4,147,221
    #*  Tech Data Corp...................................  82,952  4,736,559
    *   TeleCommunication Systems, Inc. Class A..........  42,347    119,842
    *   Telenav, Inc.....................................   9,865     63,925
        Teradyne, Inc....................................  26,789    484,881
    #   Tessco Technologies, Inc.........................   8,689    196,806
        Tessera Technologies, Inc........................  48,635  1,803,386
        TheStreet, Inc...................................  35,273     73,368
    #*  TTM Technologies, Inc............................  47,210    328,109
    *   United Online, Inc...............................  17,780    234,696
    #*  Veeco Instruments, Inc...........................  15,978    466,078
    *   Viasystems Group, Inc............................  11,376    182,130
    *   Virtusa Corp.....................................  30,064  1,126,197
    #   Vishay Intertechnology, Inc...................... 228,349  3,110,113
    *   Vishay Precision Group, Inc......................  24,277    403,969

                                     1951

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Information Technology -- (Continued)
*   Westell Technologies, Inc. Class A.................     1,704 $      2,130
    Western Digital Corp...............................   212,781   20,688,697
*   Xcerra Corp........................................    20,165      154,867
    Xerox Corp......................................... 1,188,277   15,649,608
*   XO Group, Inc......................................     6,284      103,309
*   Yahoo!, Inc........................................ 1,048,770   46,135,392
                                                                  ------------
Total Information Technology...........................            364,486,008
                                                                  ------------
Materials -- (2.8%)
    A Schulman, Inc....................................    32,960    1,148,656
    Alcoa, Inc.........................................   888,828   13,910,158
#   Allegheny Technologies, Inc........................    22,777      649,828
#*  AM Castle & Co.....................................    24,982      151,141
#   Ampco-Pittsburgh Corp..............................     4,007       72,927
    Ashland, Inc.......................................   112,560   13,340,611
    Axiall Corp........................................    26,423    1,169,218
    Bemis Co., Inc.....................................    24,092    1,067,276
    Cabot Corp.........................................    46,280    1,962,735
*   Century Aluminum Co................................    15,822      365,646
*   Chemtura Corp......................................    49,368    1,075,729
*   Clearwater Paper Corp..............................    16,822    1,245,165
#   Cliffs Natural Resources, Inc......................    16,686      107,124
    Commercial Metals Co...............................    85,208    1,143,491
*   Core Molding Technologies, Inc.....................    11,847      171,782
    Cytec Industries, Inc..............................   129,400    6,209,906
    Domtar Corp........................................     8,107      310,498
    Dow Chemical Co. (The).............................    14,000      632,240
*   Ferro Corp.........................................    42,247      470,209
    Freeport-McMoRan, Inc..............................   327,519    5,505,594
    Friedman Industries, Inc...........................    13,926       87,177
    FutureFuel Corp....................................     6,104       67,083
*   Graphic Packaging Holding Co.......................   154,000    2,229,920
    Greif, Inc. Class A................................     4,885      186,607
*   Headwaters, Inc....................................    23,663      333,175
*   Horsehead Holding Corp.............................    49,015      658,762
#   Huntsman Corp......................................    50,242    1,103,314
    International Paper Co.............................   493,615   25,993,766
#   Kaiser Aluminum Corp...............................    27,181    1,883,915
    KapStone Paper and Packaging Corp..................    80,984    2,418,992
*   Kraton Performance Polymers, Inc...................     5,435      105,113
#*  Louisiana-Pacific Corp.............................   173,457    2,839,491
    LyondellBasell Industries NV Class A...............    71,793    5,678,108
    Martin Marietta Materials, Inc.....................    23,633    2,546,220
    Materion Corp......................................    18,497      609,476
    MeadWestvaco Corp..................................   188,451    9,475,316
*   Mercer International, Inc..........................    21,725      275,473
    Minerals Technologies, Inc.........................    34,280    2,239,512
    Mosaic Co. (The)...................................    17,274      841,071
#   Myers Industries, Inc..............................    64,720    1,077,588
    Neenah Paper, Inc..................................     7,684      440,908
    Newmont Mining Corp................................    32,446      816,017
*   Northern Technologies International Corp...........     3,035       62,020
#   Nucor Corp.........................................    83,945    3,664,199

                                     1952

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                      SHARES      VALUE+
                                                     --------- ------------
    Materials -- (Continued)
    #    Olin Corp..................................    62,261 $  1,560,883
    #    Olympic Steel, Inc.........................     9,986      136,908
         OM Group, Inc..............................    42,299    1,184,372
    *    Penford Corp...............................    21,864      411,481
         PH Glatfelter Co...........................    50,600    1,157,222
    #    PolyOne Corp...............................     8,983      319,705
         Reliance Steel & Aluminum Co...............    93,801    4,912,358
    *    Resolute Forest Products, Inc..............     1,817       30,889
         Rock-Tenn Co. Class A......................    53,600    3,478,640
    *    RTI International Metals, Inc..............    37,587      838,190
    #    Schnitzer Steel Industries, Inc. Class A...       400        6,752
         Sensient Technologies Corp.................    38,101    2,324,161
         Steel Dynamics, Inc........................    94,919    1,617,420
    #*   Stillwater Mining Co.......................    55,630      760,462
         SunCoke Energy, Inc........................    62,210      939,371
    #    Synalloy Corp..............................     5,144       85,905
         Tredegar Corp..............................    40,177      859,386
         Tronox, Ltd. Class A.......................     1,600       33,824
    #*   Universal Stainless & Alloy Products, Inc..     6,269      139,736
         Vulcan Materials Co........................    58,246    4,106,926
    #    Wausau Paper Corp..........................    13,070      132,791
         Westlake Chemical Corp.....................   158,152    9,063,691
         Worthington Industries, Inc................    47,320    1,416,288
                                                               ------------
    Total Materials.................................            151,860,518
                                                               ------------
    Other -- (0.0%)
    o#*  Gerber Scientific, Inc. Escrow Shares......    47,409           --
    o*   Petrocorp, Inc. Escrow Shares..............       900           --
                                                               ------------
    Total Other.....................................                     --
                                                               ------------
    Telecommunication Services -- (4.0%)
    #    AT&T, Inc.................................. 4,319,648  142,202,812
         Atlantic Tele-Network, Inc.................        84        5,580
         CenturyLink, Inc...........................   510,163   18,962,759
    #    Frontier Communications Corp...............   696,949    4,680,013
    #*   General Communication, Inc. Class A........    45,867      673,328
    #*   Iridium Communications, Inc................    14,800      125,948
         Lumos Networks Corp........................       500        8,015
    #*   ORBCOMM, Inc...............................    44,499      247,414
    *    Premiere Global Services, Inc..............     2,000       17,680
    #    Shenandoah Telecommunications Co...........    56,354    1,674,277
         Spok Holdings, Inc.........................    12,522      214,377
    #*   Sprint Corp................................   824,326    3,544,602
    *    T-Mobile US, Inc...........................   113,786    3,434,061
         Telephone & Data Systems, Inc..............   154,629    3,595,124
    #*   United States Cellular Corp................    33,568    1,167,831
         Verizon Communications, Inc................   644,888   29,477,830
    *    Vonage Holdings Corp.......................    85,934      360,923
                                                               ------------
    Total Telecommunication Services................            210,392,574
                                                               ------------
    Utilities -- (0.3%)
    *    Calpine Corp...............................    62,921    1,313,790

                                     1953

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                       SHARES       VALUE+
                                                     ---------- --------------
  Utilities -- (Continued)
  #    Consolidated Water Co., Ltd..................      6,656 $       72,218
       NRG Energy, Inc..............................    367,799      9,069,923
  #    Ormat Technologies, Inc......................     20,134        538,585
       SJW Corp.....................................      6,569        221,835
       UGI Corp.....................................     78,988      2,921,766
                                                                --------------
  Total Utilities...................................                14,138,117
                                                                --------------
  TOTAL COMMON STOCKS...............................             5,032,233,446
                                                                --------------
  RIGHTS/WARRANTS -- (0.0%)
  o*   Leap Wireless International, Inc. Contingent
         Value Rights...............................      8,393         21,151
  o#*  Magnum Hunter Resources Corp. Warrants
         04/15/16...................................      8,220             --
  o*   Safeway Casa Ley Contingent Value Rights.....    157,807        160,158
  o*   Safeway PDC, LLC Contingent Value Rights.....    157,807          7,701
  o*   Sears Holdings Corporation Rights............          1             --
  o*   Southern Community Financial Corp.
         Contingent Value Rights....................     29,890         27,669
                                                                --------------
  TOTAL RIGHTS/WARRANTS.............................                   216,679
                                                                --------------
  TEMPORARY CASH INVESTMENTS -- (0.3%)
       State Street Institutional Liquid Reserves,
         0.089%..................................... 17,737,430     17,737,430
                                                                --------------
  SECURITIES LENDING COLLATERAL -- (4.9%)
  (S)@ DFA Short Term Investment Fund............... 22,408,266    259,263,632
                                                                --------------
  TOTAL INVESTMENTS -- (100.0%)
    (Cost $3,115,949,310)^^.........................            $5,309,451,187
                                                                ==============

                                     1954

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  917,929,612           --   --    $  917,929,612
   Consumer Staples.........    391,428,162           --   --       391,428,162
   Energy...................    749,632,160           --   --       749,632,160
   Financials...............    940,996,885           --   --       940,996,885
   Health Care..............    558,469,159           --   --       558,469,159
   Industrials..............    732,900,251           --   --       732,900,251
   Information Technology...    364,486,008           --   --       364,486,008
   Materials................    151,860,518           --   --       151,860,518
   Other....................             --           --   --                --
   Telecommunication
     Services...............    210,392,574           --   --       210,392,574
   Utilities................     14,138,117           --   --        14,138,117
Rights/Warrants.............             -- $    216,679   --           216,679
Temporary Cash Investments..     17,737,430           --   --        17,737,430
Securities Lending
  Collateral................             --  259,263,632   --       259,263,632
                             -------------- ------------   --    --------------
TOTAL....................... $5,049,970,876 $259,480,311   --    $5,309,451,187
                             ============== ============   ==    ==============

                                     1955

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At January 31, 2015, the Trust consisted of eleven operational portfolios, of which nine (collectively, the "Series") are included in this document.

SECURITY VALUATION

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time International Equity Portfolios price their shares at the close of the NYSE, International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Equity Portfolios foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by International Equity Portfolios utilize data furnished by an independent pricing service (and that data draws upon,

                                     1956
among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Series recognize transfers between the levels as of the end of the period. As of January 31, 2015, The Asia Pacific Small Company Series had significant transfers of securities with a total value of $15,826 (in thousands) that transferred from Level 1 to Level 2 because fair value procedures were no longer applied. At January 31, 2015, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

FINANCIAL INSTRUMENTS

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. REPURCHASE AGREEMENTS: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on January 31, 2015.

2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

FEDERAL TAX COST

At January 31, 2015, the total cost of securities for federal income tax purposes was:

The U.S. Large Cap Value Series................................ $12,922,079,332
The DFA International Value Series.............................   8,875,709,689
The Japanese Small Company Series..............................   2,692,167,813
The Asia Pacific Small Company Series..........................   1,748,923,375
The United Kingdom Small Company Series........................   1,571,735,637
The Continental Small Company Series...........................   2,949,085,525
The Emerging Markets Series....................................   3,347,396,013
The Emerging Markets Small Cap Series..........................   5,208,267,469
The Tax-Managed U.S. Marketwide Value Series...................   3,115,345,808

OTHER

                                     1957

The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits do not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset values of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset values, respectively, at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what their size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                                     1958

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2015
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- ------------
COMMON STOCKS -- (90.4%)
BRAZIL -- (4.1%)
    ALL - America Latina Logistica SA..................  1,495,046 $  2,155,493
*   Banco ABC Brasil SA................................     31,192      131,940
    Banco Alfa de Investimento SA......................     77,500      170,698
    Banco do Brasil SA................................. 10,290,573   79,314,931
    Bematech SA........................................    840,600    3,231,982
*   BHG SA - Brazil Hospitality Group..................    231,914    1,494,203
    BM&FBovespa SA..................................... 18,996,631   64,303,849
    Brasil Brokers Participacoes SA....................    421,800      423,366
    BrasilAgro - Co. Brasileira de Propriedades
    Agricolas..........................................     14,300       44,988
#   Braskem SA Sponsored ADR...........................    520,846    4,906,369
    Cia de Locacao das Americas........................     42,900       58,534
*   Cia Providencia Industria e Comercio SA............    359,200    1,088,251
    Cia Siderurgica Nacional SA........................  1,365,326    2,116,745
    Contax Participacoes SA............................     20,400       80,720
    Cosan SA Industria e Comercio......................    592,888    5,442,214
*   CR2 Empreendimentos Imobiliarios SA................     91,200       87,181
    Cyrela Brazil Realty SA Empreendimentos e
    Participacoes......................................  1,884,200    7,587,075
    Direcional Engenharia SA...........................    566,761    1,372,942
    Duratex SA.........................................    959,819    2,653,791
    Eternit SA.........................................    124,502      143,619
    Even Construtora e Incorporadora SA................  5,161,239    8,357,876
    Ez Tec Empreendimentos e Participacoes SA..........    232,970    1,425,983
*   Fertilizantes Heringer SA..........................    303,800      430,239
*   Fibria Celulose SA.................................  2,182,200   26,446,641
#*  Fibria Celulose SA Sponsored ADR...................  3,877,210   47,030,557
*   Forjas Taurus SA...................................     28,964       58,921
#   Gafisa SA ADR......................................  2,278,791    3,258,671
*   General Shopping Brasil SA.........................     27,230       60,354
    Gerdau SA..........................................  1,998,063    5,535,423
#   Gerdau SA Sponsored ADR............................ 13,313,206   45,930,561
    Guararapes Confeccoes SA...........................      9,400      274,821
    Helbor Empreendimentos SA..........................    420,089      609,944
*   Hypermarcas SA.....................................  1,092,746    7,431,592
    Industrias Romi SA.................................    592,600      445,397
    International Meal Co. Holdings SA.................     54,000      154,636
    Iochpe-Maxion SA...................................    227,665      946,703
    JBS SA............................................. 18,033,940   76,971,726
    JHSF Participacoes SA..............................    856,674      686,215
    Klabin SA..........................................  2,345,749   12,008,861
*   Log-in Logistica Intermodal SA.....................    764,700      982,077
    Magnesita Refratarios SA...........................  3,244,566    2,266,083
*   Marfrig Global Foods SA............................  5,331,406    9,996,031
    MRV Engenharia e Participacoes SA..................  5,437,572   14,068,714
*   Paranapanema SA....................................  3,970,243    2,896,016
*   PDG Realty SA Empreendimentos e Participacoes...... 15,506,519    3,017,237
    Petroleo Brasileiro SA.............................  5,246,008   15,722,262
#   Petroleo Brasileiro SA ADR......................... 18,327,471  110,148,101
    Porto Seguro SA....................................    172,530    1,739,532
    Positivo Informatica SA............................      2,857        2,129
    Profarma Distribuidora de Produtos Farmaceuticos SA    153,925      396,711
    QGEP Participacoes SA..............................    824,366    1,750,619

                                     1959

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES       VALUE++
                                                     ------------- ------------
BRAZIL -- (Continued)
    Rodobens Negocios Imobiliarios SA...............       333,416 $  1,233,845
*   Rossi Residencial SA............................     1,000,537      789,580
    Santos Brasil Participacoes SA..................        49,600      254,470
    Sao Carlos Empreendimentos e Participacoes SA...        39,000      438,573
    Sao Martinho SA.................................       411,663    5,236,490
    SLC Agricola SA.................................     1,042,891    5,566,927
*   Springs Global Participacoes SA.................       945,200      313,511
    Sul America SA..................................       533,531    2,275,201
    Tecnisa SA......................................     1,893,527    2,211,981
    Tereos Internacional SA.........................       595,672      228,656
*   TPI--Triunfo Participacoes e Investimentos SA...       427,300      784,775
    Trisul SA.......................................        89,661       92,894
*   Usinas Siderurgicas de Minas Gerais SA..........       573,600    3,636,725
    Vale SA.........................................     5,111,301   35,684,963
#   Vale SA Sponsored ADR...........................    16,066,411  112,946,869
*   Vanguarda Agro SA...............................     2,955,979    1,070,149
*   Via Varejo SA...................................       167,924      404,282
                                                                   ------------
TOTAL BRAZIL........................................                751,029,415
                                                                   ------------
CHILE -- (1.5%)
    Bupa Chile SA...................................       168,414      133,837
    CAP SA..........................................       210,022      516,341
    Cementos BIO BIO SA.............................       665,307      531,618
    Cencosud SA.....................................     4,518,004   11,082,306
    Cencosud SA ADR.................................        47,190      355,341
*   Cia Sud Americana de Vapores SA.................    93,640,541    3,148,438
    Cintac SA.......................................       155,202       24,500
    Corpbanca SA.................................... 1,137,122,867   12,562,817
    Cristalerias de Chile SA........................       264,624    1,796,134
    CTI SA..........................................         5,615        1,782
    Embotelladora Andina SA Class A ADR.............        15,478      219,014
    Empresas CMPC SA................................    20,890,034   52,414,171
    Empresas COPEC SA...............................     2,046,355   23,274,976
    Empresas Hites SA...............................     1,794,180      588,817
    Empresas Iansa SA...............................    49,008,058    1,301,642
    Enersis SA......................................    82,558,367   25,476,261
    Enersis SA Sponsored ADR........................     5,733,186   87,431,086
    Gasco SA........................................       161,080    1,371,298
    Grupo Security SA...............................     1,143,589      350,141
    Inversiones Aguas Metropolitanas SA.............     6,124,238    9,476,484
*   Latam Airlines Group SA.........................     1,205,742   12,678,788
#*  Latam Airlines Group SA Sponsored ADR...........       712,427    7,387,868
    Masisa SA.......................................    43,593,930    1,209,899
    PAZ Corp. SA....................................     2,201,345    1,215,791
    Ripley Corp. SA.................................    12,301,492    5,063,473
    Salfacorp SA....................................     2,581,819    1,719,006
    Sigdo Koppers SA................................        76,067      103,019
    Sociedad Matriz SAAM SA.........................    52,294,785    3,711,907
    Sociedad Quimica y Minera de Chile SA Class A...         5,274      133,233
    Socovesa SA.....................................     5,773,726    1,149,874
*   Tech Pack SA....................................       626,034      262,095
    Vina Concha y Toro SA...........................     1,155,777    2,101,217

                                     1960

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
CHILE -- (Continued)
    Vina San Pedro Tarapaca SA........................  28,185,164 $    217,723
                                                                   ------------
TOTAL CHILE...........................................              269,010,897
                                                                   ------------
CHINA -- (15.2%)
#   361 Degrees International, Ltd....................   7,995,000    2,287,060
#   Agile Property Holdings, Ltd......................  22,418,999   13,598,829
    Agricultural Bank of China, Ltd. Class H.......... 255,464,000  125,074,776
    Air China, Ltd. Class H...........................  12,478,000   11,923,245
#*  Aluminum Corp. of China, Ltd. ADR.................     264,476    2,940,973
#*  Aluminum Corp. of China, Ltd. Class H.............  19,698,000    8,868,069
    AMVIG Holdings, Ltd...............................   5,605,100    2,738,947
#   Angang Steel Co., Ltd. Class H....................   9,606,640    7,106,531
    Anhui Tianda Oil Pipe Co., Ltd....................   2,847,412      452,039
    Anxin-China Holdings, Ltd.........................   6,152,000      419,954
#   Asia Cement China Holdings Corp...................   7,617,000    3,907,202
#*  Asian Citrus Holdings, Ltd........................   7,229,000      774,200
*   AVIC International Holdings, Ltd..................   2,674,000    1,867,635
    Bank of China, Ltd. Class H....................... 672,570,331  374,602,926
    Bank of Communications Co., Ltd. Class H..........  66,690,574   55,987,512
#   Baoye Group Co., Ltd. Class H.....................   2,861,120    1,658,142
    BBMG Corp. Class H................................   7,424,500    6,487,887
    Beijing Capital International Airport Co., Ltd.
    Class H...........................................  24,271,599   22,998,902
    Beijing Capital Land, Ltd. Class H................  18,113,060    8,350,454
    Beijing Enterprises Holdings, Ltd.................   2,102,000   15,966,637
    Beijing North Star Co., Ltd. Class H..............   8,784,000    2,768,769
    BYD Electronic International Co., Ltd.............   5,146,136    5,395,730
    C C Land Holdings, Ltd............................  20,944,286    3,607,071
    Carrianna Group Holdings Co., Ltd.................   3,880,391      464,666
#   Central China Real Estate, Ltd....................   8,450,350    2,108,940
#*  Chaoda Modern Agriculture Holdings, Ltd...........  37,445,412    2,621,179
*   Chigo Holding, Ltd................................  49,744,000    1,069,127
#   China Aerospace International Holdings, Ltd.......  32,830,000    4,132,748
    China Agri-Industries Holdings, Ltd...............  15,915,500    6,448,963
    China Aoyuan Property Group, Ltd..................  15,566,000    2,505,469
*   China Automation Group, Ltd.......................   7,187,000      833,081
    China BlueChemical, Ltd...........................   4,940,878    1,717,608
    China CITIC Bank Corp., Ltd. Class H..............  89,590,716   66,366,343
#   China Coal Energy Co., Ltd. Class H...............  46,200,000   25,570,716
    China Communications Construction Co., Ltd.
     Class H..........................................  47,844,327   51,854,263
    China Communications Services Corp., Ltd.
     Class H..........................................  31,219,071   14,098,481
    China Construction Bank Corp. Class H............. 542,030,940  434,581,660
#*  China COSCO Holdings Co., Ltd. Class H............  24,252,000   11,956,449
#*  China Culiangwang Beverages Holdings, Ltd.........   3,418,200      192,938
#*  China Dredging Environment Protection Holdings,
    Ltd...............................................     974,000      171,052
    China Everbright, Ltd.............................  12,195,869   26,311,750
    China Glass Holdings, Ltd.........................  10,028,000    1,289,078
*   China High Precision Automation Group, Ltd........     429,000       12,659
*   China High Speed Transmission Equipment Group
    Co., Ltd..........................................  16,532,000   11,672,185
    China Hongqiao Group, Ltd.........................   3,551,000    2,264,332
*   China Huiyuan Juice Group, Ltd....................     595,483      194,033
    China ITS Holdings Co., Ltd.......................   5,486,147      657,824
#*  China Lumena New Materials Corp...................  52,602,000    3,180,629
    China Merchants Bank Co., Ltd. Class H............  10,448,596   23,348,127

                                     1961

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
    China Merchants Holdings International Co., Ltd....  4,242,049 $ 15,534,303
    China Merchants Land, Ltd..........................  9,568,000    1,356,839
*   China Metal Recycling Holdings, Ltd................  3,259,800      743,434
*   China Mining Resources Group, Ltd..................  2,817,100       23,906
    China Minsheng Banking Corp., Ltd. Class H......... 53,636,500   65,038,430
    China National Building Material Co., Ltd. Class H. 37,738,000   36,375,512
    China National Materials Co., Ltd.................. 14,826,000    3,941,917
*   China New Town Development Co., Ltd................ 11,778,022      658,878
*   China Oriental Group Co., Ltd......................     26,000        3,890
#   China Overseas Grand Oceans Group, Ltd.............    923,000      485,392
#   China Petroleum & Chemical Corp. ADR...............  1,186,705   93,998,887
    China Petroleum & Chemical Corp. Class H........... 86,763,575   68,874,574
#*  China Precious Metal Resources Holdings Co., Ltd... 24,410,000    2,143,003
*   China Properties Group, Ltd........................  5,717,000      964,792
*   China Qinfa Group, Ltd.............................  4,052,000      134,171
    China Railway Construction Corp., Ltd. Class H..... 19,924,014   22,785,639
    China Railway Group, Ltd. Class H.................. 26,865,000   19,644,427
*   China Rare Earth Holdings, Ltd..................... 10,359,000    1,714,134
    China Resources Enterprise, Ltd....................    674,000    1,479,105
#*  China Rongsheng Heavy Industries Group Holdings,
    Ltd................................................  8,963,500      813,581
#   China Sanjiang Fine Chemicals Co., Ltd.............    377,000      111,841
#*  China SCE Property Holdings, Ltd...................  6,192,000    1,192,033
#   China Shanshui Cement Group, Ltd................... 19,122,000    8,520,670
    China Shenhua Energy Co., Ltd. Class H.............  1,373,000    3,768,931
*   China Shipping Container Lines Co., Ltd. Class H... 20,904,700    6,587,317
    China Southern Airlines Co., Ltd. Class H.......... 10,898,000    5,803,004
    China Starch Holdings, Ltd......................... 18,995,000      418,947
*   China Taifeng Beddings Holdings, Ltd...............    640,000       79,788
*   China Tianyi Holdings, Ltd.........................  2,828,000      263,217
*   China Tontine Wines Group, Ltd.....................    800,000       28,379
    China Travel International Investment Hong Kong,
    Ltd................................................ 52,275,631   17,356,396
    China Unicom Hong Kong, Ltd........................  1,616,000    2,418,822
#   China Unicom Hong Kong, Ltd. ADR...................  7,257,121  108,493,959
    China Vanadium Titano--Magnetite Mining Co., Ltd... 13,437,000    1,228,008
#*  China Yurun Food Group, Ltd........................  6,972,000    2,680,253
#   China ZhengTong Auto Services Holdings, Ltd........  2,001,500    1,004,476
#   China Zhongwang Holdings, Ltd...................... 21,978,954    9,667,743
    Chongqing Machinery & Electric Co., Ltd. Class H... 14,606,000    2,250,158
    Chongqing Rural Commercial Bank Co., Ltd. Class H.. 16,384,000   10,049,845
*   Chu Kong Petroleum & Natural Gas Steel Pipe
    Holdings, Ltd......................................  1,188,000      298,322
*   CITIC Resources Holdings, Ltd...................... 26,142,000    3,429,278
    CITIC, Ltd.........................................  6,941,483   11,930,013
#   Citychamp Watch & Jewellery Group, Ltd............. 22,943,108    2,809,904
    Clear Media, Ltd...................................    391,000      388,198
*   Comtec Solar Systems Group, Ltd....................  8,800,000    1,106,983
    Cosco International Holdings, Ltd..................  7,302,000    2,992,950
#   COSCO Pacific, Ltd................................. 19,176,963   27,898,453
*   Coslight Technology International Group Co., Ltd...     20,000       12,240
    Country Garden Holdings Co., Ltd...................  3,984,800    1,587,765
*   DaChan Food Asia, Ltd..............................  3,195,000      372,159
#   Dah Chong Hong Holdings, Ltd.......................  1,051,000      615,444
    Dalian Port PDA Co., Ltd. Class H..................  6,236,000    2,133,657
#   Dongyue Group, Ltd.................................  2,297,000      799,609

                                     1962

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
#*  Dynasty Fine Wines Group, Ltd.....................   9,228,600 $    321,417
    Embry Holdings, Ltd...............................     544,000      281,628
#   Evergrande Real Estate Group, Ltd.................  78,124,000   32,326,777
    Evergreen International Holdings, Ltd.............   1,628,000      175,659
#   Fantasia Holdings Group Co., Ltd..................  22,225,015    2,203,253
#   Fosun International, Ltd..........................   9,780,744   13,709,952
    Franshion Properties China, Ltd...................  48,888,580   14,353,692
    Fufeng Group, Ltd.................................   2,670,000    1,348,863
*   Global Bio-Chem Technology Group Co., Ltd.........  16,728,360      483,975
*   Global Sweeteners Holdings, Ltd...................   6,130,350      318,476
*   Glorious Property Holdings, Ltd...................  34,684,000    3,976,837
    Golden Meditech Holdings, Ltd.....................   9,303,112    1,303,358
    Goldlion Holdings, Ltd............................   1,572,000      675,019
    GOME Electrical Appliances Holding, Ltd...........  77,549,000   10,774,602
    Greenland Hong Kong Holdings, Ltd.................   2,930,575    1,142,776
#   Greentown China Holdings, Ltd.....................   9,566,591    8,492,438
#   Guangshen Railway Co., Ltd. Sponsored ADR.........     418,858   10,731,142
    Guangzhou Automobile Group Co., Ltd. Class H......   5,653,572    5,155,248
#   Guangzhou R&F Properties Co., Ltd.................  13,975,514   16,006,641
#   Guodian Technology & Environment Group Corp., Ltd.
     Class H..........................................   4,021,000      500,978
    Hainan Meilan International Airport Co., Ltd.
    Class H...........................................   1,989,000    1,614,599
#   Hanergy Thin Film Power Group, Ltd................  31,944,000   14,798,511
    Harbin Electric Co., Ltd. Class H.................  10,851,474    7,759,664
*   Heng Tai Consumables Group, Ltd...................  42,187,234      475,241
    Hengdeli Holdings, Ltd............................   2,048,000      381,503
*   Hidili Industry International Development, Ltd....  11,388,000      984,195
*   HKC Holdings, Ltd.................................  19,260,878      631,530
#   Honghua Group, Ltd................................   1,636,000      200,316
    Hopefluent Group Holdings, Ltd....................     796,000      241,830
#*  Hopson Development Holdings, Ltd..................  11,192,000    9,922,485
    Industrial & Commercial Bank of China, Ltd.
     Class H.......................................... 302,174,996  215,875,294
    Inspur International, Ltd.........................     345,343       73,461
    Jiangxi Copper Co., Ltd. Class H..................   9,933,000   16,193,054
    Jingwei Textile Machinery Class H.................      50,000       61,660
#   Ju Teng International Holdings, Ltd...............  11,786,249    6,215,063
*   Kai Yuan Holdings, Ltd............................  46,420,000      477,846
#   Kaisa Group Holdings, Ltd.........................  22,755,632    4,696,543
    Kasen International Holdings, Ltd.................   1,885,000      231,501
    Kingboard Chemical Holdings, Ltd..................   9,345,345   15,090,393
    Kingboard Laminates Holdings, Ltd.................   9,655,000    4,089,976
    KWG Property Holding, Ltd.........................  19,984,500   12,891,651
#*  Labixiaoxin Snacks Group, Ltd.....................   2,491,000      259,409
    Lai Fung Holdings, Ltd............................  51,485,839    1,012,057
#   Lee & Man Paper Manufacturing, Ltd................   4,045,000    2,123,788
*   Leoch International Technology, Ltd...............     190,000       26,674
*   Lingbao Gold Co., Ltd. Class H....................   1,372,000      242,586
*   LK Technology Holdings, Ltd.......................     112,500        8,020
    Longfor Properties Co., Ltd.......................     200,000      261,718
    Lonking Holdings, Ltd.............................  24,606,000    4,654,544
*   Loudong General Nice Resources China Holdings,
     Ltd..............................................  19,948,800    1,572,392
#   Maoye International Holdings, Ltd.................  11,540,000    1,724,090
    Metallurgical Corp. of China, Ltd. Class H........  26,561,659    8,163,022
    MIE Holdings Corp.................................   4,808,000      545,336

                                     1963

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
CHINA -- (Continued)
    MIN XIN Holdings, Ltd..............................     906,418 $   673,392
*   Mingfa Group International Co., Ltd................     552,000     180,594
#   Minmetals Land, Ltd................................  19,829,205   2,271,262
    Minth Group, Ltd...................................     728,000   1,515,490
    MMG, Ltd...........................................  12,452,000   3,563,672
    Nature Home Holding Co., Ltd.......................     154,000      25,020
#   New World China Land, Ltd..........................  23,970,600  14,893,967
    New World Department Store China, Ltd..............   1,026,000     283,125
    Nine Dragons Paper Holdings, Ltd...................  21,314,000  15,602,077
*   O-Net Communications Group, Ltd....................   2,746,000     580,007
    Overseas Chinese Town Asia Holdings, Ltd...........     332,000     192,440
    Parkson Retail Group, Ltd..........................   7,457,000   1,774,380
    Peak Sport Products Co., Ltd.......................  10,288,000   2,810,749
#   Poly Property Group Co., Ltd.......................  31,419,488  14,635,066
*   Ports Design, Ltd..................................   1,276,000     491,895
#*  Pou Sheng International Holdings, Ltd..............  11,183,529     864,441
*   Powerlong Real Estate Holdings, Ltd................  12,936,000   1,782,915
*   Prosperity International Holdings HK, Ltd..........  17,540,000     518,021
    Qingling Motors Co., Ltd. Class H..................  12,058,000   4,042,652
*   Qunxing Paper Holdings Co., Ltd....................   5,020,071     244,777
*   Real Gold Mining, Ltd..............................   3,137,500     106,441
#   Real Nutriceutical Group, Ltd......................  11,046,000   3,122,680
#*  Renhe Commercial Holdings Co., Ltd.................  44,367,000   2,002,453
#   REXLot Holdings, Ltd...............................  37,241,621   2,908,270
    Samson Holding, Ltd................................   7,661,452     998,336
#*  Sany Heavy Equipment International Holdings Co.,
     Ltd...............................................   5,202,000   1,111,015
    Scud Group, Ltd....................................   3,368,000     404,432
*   Semiconductor Manufacturing International Corp..... 128,002,000  11,095,042
#*  Semiconductor Manufacturing International Corp.
     ADR...............................................   1,305,426   5,521,952
#   Shandong Chenming Paper Holdings, Ltd. Class H.....   4,297,818   2,117,213
    Shanghai Industrial Holdings, Ltd..................   8,240,918  24,346,546
* Shanghai Industrial Urban Development Group, Ltd... 5,592,000 899,014 Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H.....................................   4,844,000   1,612,274
    Shanghai Prime Machinery Co., Ltd. Class H.........   7,700,000   1,379,788
    Shenzhen International Holdings, Ltd...............   7,025,617  10,125,203
    Shenzhen Investment, Ltd...........................  41,994,440  12,065,963
    Shimao Property Holdings, Ltd......................  20,853,535  43,878,600
*   Shougang Concord International Enterprises Co.,
     Ltd...............................................  58,414,208   2,479,117
#   Shougang Fushan Resources Group, Ltd...............  44,054,594   9,365,086
    Shui On Land, Ltd..................................  55,430,303  12,406,741
*   Sijia Group Co.....................................   1,152,649      38,212
    Silver Grant International Industries, Ltd.........  17,468,804   2,568,430
*   SIM Technology Group, Ltd..........................   8,253,000     417,689
    Sino-Ocean Land Holdings, Ltd......................  40,614,102  26,127,918
*   Sinofert Holdings, Ltd.............................   2,804,000     519,594
*   Sinolink Worldwide Holdings, Ltd...................  11,170,508     861,636
*   Sinotrans Shipping, Ltd............................   9,827,416   2,222,761
    Sinotrans, Ltd. Class H............................     861,000     614,374
    Sinotruk Hong Kong, Ltd............................   9,252,835   5,088,774
    Skyworth Digital Holdings, Ltd.....................  32,131,176  18,161,494
    SMI Holdings Group, Ltd............................  18,960,000     659,351
    SOHO China, Ltd....................................  28,074,888  19,606,360
    SRE Group, Ltd.....................................  22,884,285     616,966

                                     1964

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
CHINA -- (Continued)
    Sunac China Holdings, Ltd.......................     383,000 $      342,869
    TCC International Holdings, Ltd.................  14,035,056      5,114,561
    Tian An China Investment Co., Ltd...............   6,757,000      4,176,016
#   Tiangong International Co., Ltd.................  16,005,944      2,798,233
    Tianjin Port Development Holdings, Ltd..........  20,369,657      4,115,802
#   Tianneng Power International, Ltd...............   8,152,280      1,991,810
    Tomson Group, Ltd...............................   1,424,772        345,414
    Tonly Electronics Holdings, Ltd.................     240,330        169,572
    Top Spring International Holdings, Ltd..........      11,500          3,234
    TPV Technology, Ltd.............................   7,700,496      1,572,645
    Travelsky Technology, Ltd. Class H..............   8,222,500      8,696,796
*   Trony Solar Holdings Co., Ltd...................   8,775,000        133,567
    Wasion Group Holdings, Ltd......................     391,291        366,669
    Weiqiao Textile Co. Class H.....................   7,453,000      4,077,822
    West China Cement, Ltd..........................  36,244,000      4,049,470
    Xiamen International Port Co., Ltd. Class H.....  15,252,000      3,870,348
    Xingda International Holdings, Ltd..............  11,322,000      3,552,017
#   Xinhua Winshare Publishing and Media Co., Ltd.
     Class H........................................   4,837,000      4,367,718
*   Xinjiang Xinxin Mining Industry Co., Ltd.
     Class H........................................   2,500,000        458,895
*   Xiwang Property Holdings Co., Ltd...............   3,556,736        168,712
    Xiwang Special Steel Co., Ltd...................   5,905,000        834,347
    XTEP International Holdings, Ltd................     697,500        246,012
*   Yanchang Petroleum International, Ltd...........  20,420,000        802,163
#   Yanzhou Coal Mining Co., Ltd. Class H...........  15,374,000     12,305,189
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR.....      49,927        393,425
    Yip's Chemical Holdings, Ltd....................     752,000        435,946
    Youyuan International Holdings, Ltd.............     630,229        126,777
    Yuanda China Holdings, Ltd......................     292,000         16,945
    Yuexiu Property Co., Ltd........................ 101,920,786     20,070,886
#   Yuzhou Properties Co., Ltd......................   9,816,960      2,366,204
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
     Class H........................................     424,600        254,260
    Zhong An Real Estate, Ltd.......................   7,219,800        960,704
#   Zoomlion Heavy Industry Science and Technology
     Co., Ltd.......................................  11,645,000      7,140,010
                                                                 --------------
TOTAL CHINA                                                       2,796,924,754
                                                                 --------------
COLOMBIA -- (0.1%)
    Almacenes Exito SA..............................      11,156        114,303
    Cementos Argos SA...............................     526,344      1,984,576
    Constructora Conconcreto SA.....................      86,988         48,842
*   Fabricato SA....................................   8,190,234         31,720
    Grupo Argos SA..................................     254,499      1,931,689
    Grupo de Inversiones Suramericana SA............     828,328     12,017,546
    Grupo Nutresa SA................................     463,927      4,848,417
    Mineros SA......................................      65,037         50,910
                                                                 --------------
TOTAL COLOMBIA......................................                 21,028,003
                                                                 --------------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.........................................   1,027,369     24,046,855
    O2 Czech Republic AS............................     381,442      3,373,816
    Pegas Nonwovens SA..............................     134,543      3,687,236

                                     1965

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CZECH REPUBLIC -- (Continued)
*   Unipetrol A.S.......................................  1,418,040 $ 7,833,325
                                                                    -----------
TOTAL CZECH REPUBLIC....................................             38,941,232
                                                                    -----------
GREECE -- (0.1%)
*   Alpha Bank AE.......................................  6,054,491   2,212,058
    Bank of Greece......................................     26,513     289,688
*   Ellaktor SA.........................................  1,002,009   1,919,180
    Elval--Hellenic Aluminium Industry SA...............      8,595       9,605
*   GEK Terna Holding Real Estate Construction SA.......    782,610   1,548,459
    Hellenic Petroleum SA...............................    423,284   1,799,465
*   Intracom Holdings SA................................  1,511,057     593,040
*   Intralot SA-Integrated Lottery Systems & Services...     76,173     112,605
*   Marfin Investment Group Holdings SA.................     74,389      13,240
*   Mytilineos Holdings SA..............................    523,731   2,971,957
*   National Bank of Greece SA..........................    220,190     225,176
*   National Bank of Greece SA ADR......................    185,316     203,848
*   Piraeus Bank SA.....................................  3,363,961   1,957,269
    Terna Energy SA.....................................     18,509      44,576
                                                                    -----------
TOTAL GREECE............................................             13,900,166
                                                                    -----------
HUNGARY -- (0.3%)
*   Danubius Hotel and SpA P.L.C........................    108,124   2,007,739
*   FHB Mortgage Bank P.L.C.............................      3,954       9,986
    MOL Hungarian Oil and Gas P.L.C.....................     95,385   3,817,524
#   OTP Bank P.L.C......................................  3,898,283  51,691,841
    Tisza Chemical Group P.L.C..........................     94,656   1,699,211
                                                                    -----------
TOTAL HUNGARY...........................................             59,226,301
                                                                    -----------
INDIA -- (9.2%)
    Aarti Industries....................................      3,392      15,568
    Aban Offshore, Ltd..................................    331,314   2,506,207
*   ABG Shipyard, Ltd...................................     91,428     302,041
    Adani Enterprises, Ltd..............................  2,518,112  25,945,613
*   Adani Power, Ltd....................................  1,131,933     946,880
    Aditya Birla Nuvo, Ltd..............................    739,118  21,481,601
    Ahmednagar Forgings, Ltd............................    173,328     901,069
    Alembic, Ltd........................................     66,883      47,082
    Allahabad Bank......................................  2,114,906   3,939,968
    Allcargo Logistics, Ltd.............................      9,041      47,898
    Alok Industries, Ltd................................ 10,204,534   1,644,889
    Amtek Auto, Ltd.....................................  1,551,102   4,322,333
    Amtek India, Ltd....................................  1,062,861   1,145,132
    Anant Raj, Ltd......................................    657,518     531,650
*   Andhra Bank.........................................  2,676,709   3,952,589
    Apar Industries, Ltd................................     99,717     596,279
    Apollo Tyres, Ltd...................................  4,008,187  15,607,168
    Arvind, Ltd.........................................  3,503,698  16,339,826
    Atul, Ltd...........................................     10,832     225,133
    Axis Bank, Ltd......................................  1,222,500  11,573,747
    Bajaj Finance, Ltd..................................     60,850   3,967,025
    Bajaj Finserv, Ltd..................................    138,482   3,235,668
    Bajaj Holdings & Investment, Ltd....................    395,402   9,003,290

                                     1966

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Ballarpur Industries, Ltd............................ 4,422,774 $ 1,124,374
    Balmer Lawrie & Co., Ltd.............................   161,889   1,531,164
*   Balrampur Chini Mills, Ltd........................... 2,486,372   2,450,733
    Bank of Baroda....................................... 6,161,280  19,071,926
    Bank of India........................................ 1,708,464   7,301,478
    Bank Of Maharashtra.................................. 1,498,465   1,006,781
    BGR Energy Systems, Ltd..............................   169,812     426,387
    Bharat Electronics, Ltd..............................    10,591     568,246
    Bharat Heavy Electricals, Ltd........................ 8,825,889  41,455,010
    Bharti Airtel, Ltd................................... 2,286,870  13,785,812
    Bhushan Steel, Ltd................................... 1,041,717   1,414,516
    Biocon, Ltd..........................................   143,739     962,341
    Birla Corp., Ltd.....................................   146,589   1,253,112
    Bombay Dyeing & Manufacturing Co., Ltd............... 1,567,477   2,048,642
    Brigade Enterprises, Ltd.............................    31,423      85,349
    Cairn India, Ltd..................................... 8,360,478  31,450,144
    Canara Bank.......................................... 1,234,090   8,780,492
    Ceat, Ltd............................................   208,338   2,754,256
*   Central Bank Of India................................ 1,815,383   3,058,668
    Century Textiles & Industries, Ltd...................   598,690   5,527,818
    Chambal Fertilizers & Chemicals, Ltd................. 2,460,737   2,403,075
    City Union Bank, Ltd................................. 1,450,289   2,179,034
    Claris Lifesciences, Ltd.............................    74,868     214,607
    Corp. Bank........................................... 1,942,085   2,187,317
    Cox & Kings, Ltd.....................................   838,511   4,098,619
*   Cranes Software International, Ltd...................   114,443       7,204
    Cyient, Ltd..........................................    26,080     227,265
    Dalmia Bharat, Ltd...................................   167,168   1,294,388
*   DB Realty, Ltd....................................... 1,101,045   1,621,116
*   DCB Bank, Ltd........................................ 2,874,325   5,471,013
    DCM Shriram, Ltd.....................................   357,564     847,264
    Deepak Fertilisers & Petrochemicals Corp., Ltd.......   516,320   1,181,513
*   DEN Networks, Ltd....................................   292,275     511,902
    Dena Bank............................................ 1,388,737   1,277,719
    Dewan Housing Finance Corp., Ltd.....................   115,020     874,754
    Dishman Pharmaceuticals & Chemicals, Ltd.............   442,601   1,083,944
    DLF, Ltd............................................. 5,189,780  14,249,341
    Dredging Corp. Of India, Ltd.........................    51,482     325,025
    Edelweiss Financial Services, Ltd.................... 1,410,977   1,577,028
*   Educomp Solutions, Ltd...............................    96,400      40,194
    Eicher Motors, Ltd...................................     3,085     807,344
*   EID Parry India, Ltd.................................   963,372   3,017,959
    EIH, Ltd.............................................   886,903   1,634,230
    Electrosteel Castings, Ltd...........................   894,946     238,459
*   Eros International Media, Ltd........................   425,062   2,479,060
    Escorts, Ltd.........................................   900,499   1,867,931
*   Ess Dee Aluminium, Ltd...............................    42,453     181,221
*   Essar Oil, Ltd.......................................   963,947   1,730,122
    Essar Ports, Ltd.....................................   713,853   1,247,757
*   Essar Shipping, Ltd..................................        --          --
    Essel Propack, Ltd...................................   784,117   1,520,188
    Eveready Industries India, Ltd.......................    84,121     277,748
    Federal Bank, Ltd.................................... 8,414,667  19,170,479

                                     1967

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    Financial Technologies India, Ltd..................    252,944 $    822,586
    Finolex Cables, Ltd................................    688,924    2,800,625
    Finolex Industries, Ltd............................    482,398    2,241,082
*   Firstsource Solutions, Ltd.........................  3,875,019    1,775,733
*   Fortis Healthcare, Ltd.............................    832,604    1,541,085
    Future Retail, Ltd.................................    885,913    1,687,146
    GAIL India, Ltd....................................  3,389,577   23,172,374
    Gateway Distriparks, Ltd...........................    113,322      700,651
    Gati, Ltd..........................................    322,735    1,297,304
    Global Offshore Services, Ltd......................      9,322      125,312
    Godrej Properties, Ltd.............................     89,893      403,948
    Graphite India, Ltd................................    718,222      902,775
    Grasim Industries, Ltd.............................     15,142      946,192
    Great Eastern Shipping Co., Ltd. (The).............  1,015,526    5,933,434
    Greaves Cotton, Ltd................................      9,635       22,522
*   GTL Infrastructure, Ltd............................    338,316       12,802
    Gujarat Alkalies & Chemicals, Ltd..................    467,952    1,456,597
    Gujarat Fluorochemicals, Ltd.......................    333,309    3,919,622
    Gujarat Mineral Development Corp., Ltd.............  1,249,804    2,471,519
    Gujarat Narmada Valley Fertilizers & Chemicals,
     Ltd...............................................    729,530    1,021,014
*   Gujarat NRE Coke, Ltd..............................  1,237,586      107,035
    Gujarat State Fertilisers & Chemicals, Ltd.........  2,186,080    3,529,231
    Gujarat State Petronet, Ltd........................  2,720,005    5,057,399
    Gulf Oil Corp., Ltd................................     76,678      207,385
    Gulf Oil Lubricants India, Ltd.....................    113,892    1,001,866
*   HCL Infosystems, Ltd...............................    462,162      375,560
    HEG, Ltd...........................................    176,205      633,367
*   HeidelbergCement India, Ltd........................    203,465      289,036
*   Hexa Tradex, Ltd...................................    219,714       94,067
    Hikal, Ltd.........................................      2,291       28,301
    Hindalco Industries, Ltd........................... 18,949,984   42,750,037
    Hinduja Global Solutions, Ltd......................     60,085      609,335
*   Hindustan Construction Co., Ltd....................  5,073,959    2,845,985
*   Hotel Leela Venture, Ltd...........................    466,035      170,178
    HSIL, Ltd..........................................    263,373    1,690,678
    HT Media, Ltd......................................    328,939      717,923
    ICICI Bank, Ltd....................................  3,153,270   18,296,299
    ICICI Bank, Ltd. Sponsored ADR..................... 16,722,630  200,838,786
    IDBI Bank, Ltd.....................................  4,225,680    4,828,697
    Idea Cellular, Ltd.................................    665,606    1,665,046
    IDFC, Ltd..........................................  6,072,777   16,863,095
    IFCI, Ltd..........................................  6,602,323    3,997,426
    IIFL Holdings, Ltd.................................  2,848,913    8,215,986
    IL&FS Transportation Networks, Ltd.................    228,248      781,414
*   India Cements, Ltd. (The)..........................  3,827,054    6,661,780
    Indiabulls Housing Finance, Ltd....................  1,795,884   17,042,995
    Indian Bank........................................  1,326,290    3,955,878
*   Indian Hotels Co., Ltd.............................  4,834,889    9,435,099
    Indian Overseas Bank...............................  1,771,514    1,626,787
    ING Vysya Bank, Ltd................................    265,599    3,945,041
*   Intellect Design Arena, Ltd........................    969,923    1,706,977
    Jain Irrigation Systems, Ltd.......................  5,106,141    5,771,152
*   Jaiprakash Associates, Ltd......................... 20,355,758    9,407,884

                                     1968

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Jammu & Kashmir Bank, Ltd. (The)..................... 3,271,950 $ 8,055,454
*   Jaypee Infratech, Ltd................................ 5,889,927   1,968,053
    JB Chemicals & Pharmaceuticals, Ltd..................   373,888   1,158,519
    JBF Industries, Ltd..................................   128,839     529,897
    Jindal Poly Films, Ltd...............................   219,686     874,918
*   Jindal Poly Investment & Finance Co., Ltd............         1           1
    Jindal Saw, Ltd...................................... 2,244,000   2,912,535
*   Jindal Stainless, Ltd................................    26,170      14,091
    Jindal Steel & Power, Ltd............................ 4,291,213  11,034,336
    JK Cement, Ltd.......................................   236,699   2,656,138
    JK Lakshmi Cement, Ltd...............................   457,907   2,869,970
    JK Tyre & Industries, Ltd............................ 1,114,355   2,178,871
    JM Financial, Ltd.................................... 4,580,382   3,846,106
    JSW Energy, Ltd...................................... 5,874,146  11,546,392
    JSW Steel, Ltd....................................... 1,893,684  30,282,177
    Jubilant Life Sciences, Ltd..........................   871,456   2,422,887
*   Kakinada Fertilizers, Ltd............................ 2,082,494      70,677
    Kalpataru Power Transmission, Ltd....................   610,512   2,300,525
    Karnataka Bank, Ltd. (The)........................... 2,195,065   5,034,955
    Karur Vysya Bank, Ltd. (The).........................   387,245   3,718,101
    KEC International, Ltd...............................   884,011   1,344,941
*   Kesoram Industries, Ltd..............................   552,385   1,111,724
    Kirloskar Brothers, Ltd..............................     2,141       7,309
    Kirloskar Oil Engines, Ltd...........................   293,581   1,271,713
    Kolte-Patil Developers, Ltd..........................    83,429     273,809
    KPIT Technologies, Ltd...............................   122,614     410,182
    KRBL, Ltd............................................   344,805     665,932
    Lakshmi Vilas Bank, Ltd. (The).......................   457,710     658,896
    Maharashtra Seamless, Ltd............................    95,955     320,746
    Mahindra Holidays & Resorts India, Ltd...............     9,675      40,731
    Mahindra Lifespace Developers, Ltd...................   153,680   1,275,054
*   Manaksia Aluminum Co., Ltd...........................     1,986         661
*   Manaksia Coated Metals...............................     1,986         661
*   Manaksia Industrial Co., Ltd.........................     1,986         661
*   Manaksia Steels, Ltd.................................     1,986         661
*   Manaksia, Ltd........................................     1,986       1,569
    MAX India, Ltd.......................................    30,211     230,422
    McLeod Russel India, Ltd.............................   588,299   1,942,527
    Mercator, Ltd........................................ 1,796,935     628,825
    Merck, Ltd...........................................    29,798     457,057
    MOIL, Ltd............................................     4,675      21,954
    Monnet Ispat & Energy, Ltd...........................   121,513     120,453
    Motilal Oswal Financial Services, Ltd................     4,955      25,405
    Mphasis, Ltd.........................................   150,081     877,468
    MRF, Ltd.............................................     9,793   6,320,286
    National Aluminium Co., Ltd.......................... 3,507,771   2,567,543
    Nava Bharat Ventures, Ltd............................    68,819     214,469
    NCC, Ltd............................................. 5,680,101   6,936,800
    NIIT Technologies, Ltd...............................   531,080   2,993,973
    NIIT, Ltd............................................   195,137     138,773
    Noida Toll Bridge Co., Ltd...........................   155,450      88,040
    Oberoi Realty, Ltd...................................   192,001     876,807
    OCL India, Ltd.......................................    83,005     714,729

                                     1969

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    OMAXE, Ltd.........................................    684,458 $  1,396,980
    Orient Cement, Ltd.................................    567,622    1,738,445
    Oriental Bank of Commerce..........................  1,205,589    5,139,519
*   Oswal Chemicals & Fertilizers, Ltd.................    173,809       76,029
*   Parsvnath Developers, Ltd..........................  1,080,235      313,410
    PC Jeweller, Ltd...................................    336,877    1,445,536
    Peninsula Land, Ltd................................     31,142       18,837
    Petronet LNG, Ltd..................................  1,042,795    3,021,248
*   Pipavav Defence & Offshore Engineering Co., Ltd....     22,287       17,643
    Piramal Enterprises, Ltd...........................    729,407    9,831,867
*   Plethico Pharmaceuticals, Ltd......................    178,019      105,231
    Polaris Financial Technology, Ltd..................  1,003,672    2,385,908
    Power Finance Corp., Ltd...........................     16,793       80,499
    Praj Industries, Ltd...............................    681,931      687,722
    Prakash Industries, Ltd............................    165,631      134,829
*   Prism Cement, Ltd..................................    252,722      420,881
    PTC India Financial Services, Ltd..................  3,160,437    3,196,429
    PTC India, Ltd.....................................  4,119,645    6,612,429
*   Punj Lloyd, Ltd....................................  1,476,964      880,545
    Puravankara Projects, Ltd..........................    220,478      293,958
    Radico Khaitan, Ltd................................    289,095      446,228
    Rain Industries, Ltd...............................  1,744,420    1,058,309
    Rajesh Exports, Ltd................................    287,502      790,886
    Ramco Cements, Ltd. (The)..........................    399,005    2,330,893
    Ratnamani Metals & Tubes, Ltd......................      1,288       14,539
*   RattanIndia Infrastructure, Ltd....................  8,329,209      409,383
    Raymond, Ltd.......................................    629,181    5,162,505
    Redington India, Ltd...............................    742,301    1,478,674
*   REI Agro, Ltd......................................  4,019,258       68,275
    Reliance Capital, Ltd..............................  1,319,922   10,335,148
*   Reliance Communications, Ltd....................... 10,751,778   13,765,931
    Reliance Industries, Ltd........................... 20,419,563  301,592,224
    Reliance Industries, Ltd. GDR......................     96,093    2,852,587
*   Reliance Power, Ltd................................  8,995,421    9,457,643
    Rolta India, Ltd...................................  1,564,222    2,769,385
    Ruchi Soya Industries, Ltd.........................  1,957,762    1,089,972
    Rural Electrification Corp., Ltd...................  2,768,400   14,799,113
    Sesa Sterlite, Ltd................................. 14,538,585   47,214,147
    Sesa Sterlite, Ltd. ADR............................  1,618,894   21,029,438
*   Shipping Corp. of India, Ltd.......................  2,304,881    2,086,820
*   Shree Renuka Sugars, Ltd...........................  4,436,177    1,153,997
    Simplex Infrastructures, Ltd.......................     23,640      142,134
    Sintex Industries, Ltd.............................  3,030,128    5,397,303
    Sobha, Ltd.........................................    751,049    5,671,231
    South Indian Bank, Ltd. (The)......................  9,724,062    4,321,892
    SREI Infrastructure Finance, Ltd...................  1,470,670    1,077,441
    SRF, Ltd...........................................    337,716    5,187,423
    State Bank of Bikaner & Jaipur.....................     50,954      531,905
    State Bank of India................................ 19,322,648   96,205,889
    State Bank of Travancore...........................      1,903       16,338
    Steel Authority of India, Ltd......................    145,701      181,066
    Sterlite Technologies, Ltd.........................  1,813,999    1,811,694
    Styrolution ABS India, Ltd.........................     28,114      320,135

                                     1970

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                      SHARES        VALUE++
                                                   ------------- --------------
INDIA -- (Continued)
    Sundram Fasteners, Ltd........................        37,667 $      123,631
*   Suzlon Energy, Ltd............................     6,248,864      1,616,120
    Syndicate Bank................................     2,880,564      5,432,191
    Tamil Nadu Newsprint & Papers, Ltd............        77,579        167,637
    Tata Chemicals, Ltd...........................     1,201,925      8,852,658
    Tata Global Beverages, Ltd....................     5,612,575     14,437,929
    Tata Motors, Ltd..............................     3,300,292     31,190,108
    Tata Motors, Ltd. Sponsored ADR...............       163,263      8,052,131
    Tata Steel, Ltd...............................     7,493,237     47,200,306
    Techno Electric & Engineering Co., Ltd........        19,626        128,756
*   Teledata Marine Solutions, Ltd................       267,258             --
    Time Technoplast, Ltd.........................       832,683        688,456
    Tube Investments of India, Ltd................       517,650      3,074,003
*   TV18 Broadcast, Ltd...........................     6,105,867      3,414,429
    UCO Bank......................................     5,290,500      6,410,658
    Uflex, Ltd....................................       391,028        957,542
    Unichem Laboratories, Ltd.....................       260,034        931,005
    Union Bank of India...........................     1,648,312      5,539,072
    UPL, Ltd......................................     3,944,920     23,420,427
*   Usha Martin, Ltd..............................     1,811,897        872,707
*   Uttam Galva Steels, Ltd.......................       112,549        117,665
    VA Tech Wabag, Ltd............................         1,281         33,304
    Vardhman Textiles, Ltd........................       218,768      1,558,215
    Videocon Industries, Ltd......................       769,833      1,961,572
    Vijaya Bank...................................     2,884,524      2,287,899
    Welspun Corp., Ltd............................     1,847,557      2,023,756
*   Welspun Enterprises, Ltd......................        92,378        442,011
    Welspun India, Ltd............................        71,714        439,094
    Wockhardt, Ltd................................       509,935      9,934,905
    Zensar Technologies, Ltd......................        64,390        677,786
    Zuari Agro Chemicals, Ltd.....................        85,795        322,092
                                                                 --------------
TOTAL INDIA.......................................                1,685,474,715
                                                                 --------------
INDONESIA -- (2.8%)
    Adaro Energy Tbk PT...........................   267,824,000     21,044,507
    Agung Podomoro Land Tbk PT....................   118,961,600      4,168,919
    Alam Sutera Realty Tbk PT.....................   195,877,400      9,121,970
    Aneka Tambang Persero Tbk PT..................    80,886,500      6,763,614
    Asahimas Flat Glass Tbk PT....................     5,277,000      3,488,522
    Astra Graphia Tbk PT..........................       436,900         64,822
*   Bakrie and Brothers Tbk PT.................... 1,038,980,250      4,100,968
*   Bakrie Sumatera Plantations Tbk PT............   111,992,900        442,016
*   Bakrie Telecom Tbk PT.........................   260,426,500      1,027,932
*   Bakrieland Development Tbk PT.................   532,272,646      2,100,938
    Bank Bukopin Tbk PT...........................    63,324,333      3,837,425
    Bank Danamon Indonesia Tbk PT.................    36,234,654     12,554,268
    Bank Mandiri Persero Tbk PT...................    75,216,231     64,791,757
    Bank Negara Indonesia Persero Tbk PT..........   106,889,241     52,373,513
*   Bank Pan Indonesia Tbk PT.....................   144,273,201     12,051,902
    Bank Pembangunan Daerah Jawa Barat Dan Banten
     Tbk PT.......................................    34,447,300      2,234,156
    Bank Permata Tbk PT...........................       381,272         46,531
    Bank Tabungan Negara Persero Tbk PT...........    73,017,727      5,704,920
*   Barito Pacific Tbk PT.........................    15,599,000        378,902

                                     1971

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
INDONESIA -- (Continued)
    Benakat Integra Tbk PT............................. 142,047,100 $ 1,284,580
*   Berlian Laju Tanker Tbk PT......................... 128,161,466          --
    BISI International Tbk PT..........................  14,350,200   1,188,017
*   Budi Starch & Sweetener Tbk PT.....................   9,238,200      72,741
*   Bumi Resources Tbk PT..............................  86,715,500     686,887
    Bumi Serpong Damai Tbk PT..........................  41,325,600   6,551,934
    BW Plantation Tbk PT...............................   8,183,700     228,836
*   Central Proteinaprima Tbk PT.......................  42,539,300     393,855
    Charoen Pokphand Indonesia Tbk PT..................  28,580,830   8,877,080
    Ciputra Development Tbk PT......................... 138,401,100  15,605,846
    Ciputra Property Tbk PT............................  37,873,900   2,440,302
    Ciputra Surya Tbk PT...............................  17,279,700   4,073,614
*   Clipan Finance Indonesia Tbk PT....................   2,995,500     101,550
*   Darma Henwa Tbk PT................................. 246,575,442     973,260
*   Davomas Abadi Tbk PT...............................  54,906,800       4,334
*   Delta Dunia Makmur Tbk PT..........................  59,445,700     735,006
    Elnusa Tbk PT......................................  65,277,600   2,916,238
*   Energi Mega Persada Tbk PT......................... 573,813,078   4,692,700
*   Erajaya Swasembada Tbk PT..........................  26,265,800   2,486,777
*   Ever Shine Textile Tbk PT..........................  19,342,215     282,480
*   Exploitasi Energi Indonesia Tbk PT.................     744,100       6,759
    Gajah Tunggal Tbk PT...............................  32,423,900   3,722,610
*   Garuda Indonesia Persero Tbk PT....................  28,600,581   1,341,156
    Global Mediacom Tbk PT.............................  95,048,400  13,863,485
*   Great River International Tbk PT...................   1,788,000          --
    Gudang Garam Tbk PT................................   1,543,600   7,018,090
    Harum Energy Tbk PT................................  17,230,700   2,058,387
    Hexindo Adiperkasa Tbk PT..........................   1,364,644     408,638
    Holcim Indonesia Tbk PT............................  23,235,200   3,596,585
    Indah Kiat Pulp & Paper Corp. Tbk PT...............  39,421,700   3,374,808
*   Indika Energy Tbk PT...............................  28,170,800   1,089,483
    Indo Tambangraya Megah Tbk PT......................   1,029,800   1,356,915
*   Indo-Rama Synthetics Tbk PT........................      41,500       2,768
    Indofood Sukses Makmur Tbk PT......................  72,541,800  43,120,317
    Intiland Development Tbk PT........................ 108,003,500   5,265,375
    Japfa Comfeed Indonesia Tbk PT.....................  27,068,750   1,889,363
    Jaya Real Property Tbk PT.......................... 121,720,800  11,500,694
    Kawasan Industri Jababeka Tbk PT................... 337,026,120   8,048,528
*   Lippo Cikarang Tbk PT..............................     679,700     613,898
    Lippo Karawaci Tbk PT.............................. 295,354,949  26,395,341
    Matahari Putra Prima Tbk PT........................  15,892,400   4,761,008
    Mayora Indah Tbk PT................................   3,381,300   6,465,029
    Medco Energi Internasional Tbk PT..................  27,875,300   6,863,818
    Metrodata Electronics Tbk PT.......................   1,455,100      73,575
    MNC Investama Tbk PT............................... 307,812,300   6,827,516
    Modernland Realty Tbk PT...........................  59,776,900   2,495,852
    Multipolar Tbk PT..................................  58,116,500   3,856,704
*   Nusantara Infrastructure Tbk PT.................... 102,476,600   1,530,677
    Pabrik Kertas Tjiwi Kimia Tbk PT...................     929,000      61,478
    Pan Brothers Tbk PT................................  18,711,650     666,925
*   Panin Financial Tbk PT............................. 172,344,300   3,690,665
*   Paninvest Tbk PT...................................  30,871,000   1,776,396
    Perusahaan Perkebunan London Sumatra Indonesia
     Tbk PT............................................  60,102,484   8,699,468

                                     1972

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
INDONESIA -- (Continued)
    Petrosea Tbk PT...................................   3,556,500 $    258,498
    Ramayana Lestari Sentosa Tbk PT...................  40,540,500    2,619,449
    Salim Ivomas Pratama Tbk PT.......................  35,493,300    1,934,627
    Sampoerna Agro PT.................................  11,712,641    1,737,927
    Samudera Indonesia Tbk PT.........................       6,100        5,672
    Selamat Sempurna Tbk PT...........................  11,436,500    4,348,169
    Semen Baturaja Persero Tbk PT.....................  11,371,300      332,644
*   Sentul City Tbk PT................................  64,959,900      583,915
*   Sigmagold Inti Perkasa Tbk PT.....................  30,290,700    1,118,577
    Sinar Mas Agro Resources & Technology Tbk PT......   7,806,900    4,224,875
    Sinar Mas Multiartha Tbk PT.......................       2,000          630
    Sri Rejeki Isman Tbk PT...........................  47,261,500      578,874
*   Surya Dumai Industri Tbk..........................   5,145,000           --
    Surya Semesta Internusa Tbk PT....................  58,354,500    5,028,611
    Surya Toto Indonesia Tbk PT.......................     607,900      200,608
*   Suryainti Permata Tbk PT..........................  17,378,000           --
    Tiga Pilar Sejahtera Food Tbk.....................  25,601,122    4,332,554
    Timah Persero Tbk PT..............................  62,892,860    5,788,288
    Trias Sentosa Tbk PT..............................     336,500        9,949
*   Trimegah Securities Tbk PT........................   9,110,900       48,941
*   Truba Alam Manunggal Engineering PT............... 129,244,500      102,028
    Tunas Baru Lampung Tbk PT.........................  20,088,200    1,108,360
    Tunas Ridean Tbk PT...............................  42,848,500    2,261,475
    Ultrajaya Milk Industry & Trading Co. Tbk PT......   8,688,600    2,828,452
    Unggul Indah Cahaya Tbk PT........................     319,635       41,272
    United Tractors Tbk PT............................  14,242,400   20,041,332
    Vale Indonesia Tbk PT.............................  40,699,200   11,030,245
*   Visi Media Asia Tbk PT............................  15,238,600      528,004
    Wintermar Offshore Marine Tbk PT..................   1,799,598      100,980
                                                                   ------------
TOTAL INDONESIA.......................................              513,530,886
                                                                   ------------
ISRAEL -- (0.0%)
*   Knafaim Holdings, Ltd.............................           1            1
*   Liberty Properties, Ltd...........................       2,467        2,589
                                                                   ------------
TOTAL ISRAEL..........................................                    2,590
                                                                   ------------
MALAYSIA -- (3.7%)
    A & M Realty Bhd..................................      14,600        3,570
*   Adventa Bhd.......................................      62,000       14,677
#   Affin Holdings Bhd................................  12,197,150    9,641,477
*   Ahmad Zaki Resources Bhd..........................     164,200       31,786
#   AirAsia Bhd.......................................  23,401,000   18,047,318
#*  Alam Maritim Resources Bhd........................   7,004,400    1,231,214
    Alliance Financial Group Bhd......................  16,479,900   21,694,635
    Allianz Malaysia Bhd..............................      28,800       92,848
    AMMB Holdings Bhd.................................  23,966,062   41,346,821
    Ann Joo Resources Bhd.............................   2,973,600      917,556
    APM Automotive Holdings Bhd.......................     745,300    1,017,558
    Batu Kawan Bhd....................................   2,084,450   10,546,873
    Benalec Holdings Bhd..............................   7,645,500    1,752,944
    Berjaya Assets Bhd................................     355,600       83,092
#   Berjaya Corp. Bhd.................................  47,160,480    5,250,724

                                     1973

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
    Berjaya Land Bhd.................................... 13,220,000 $ 2,898,255
#   BIMB Holdings Bhd...................................  3,876,007   4,388,778
    BLD Plantation Bhd..................................      6,600      14,531
#   Boustead Holdings Bhd...............................  7,079,498   9,060,120
    Boustead Plantations Bhd............................  1,491,900     586,094
*   Bumi Armada Bhd.....................................  3,590,500   1,187,748
    Cahya Mata Sarawak Bhd..............................  6,401,400   7,396,885
    Can-One Bhd.........................................    401,400     262,020
    CB Industrial Product Holding Bhd...................  1,722,100     990,485
    Chin Teck Plantations Bhd...........................    309,100     784,094
#   Coastal Contracts Bhd...............................  2,323,900   1,869,751
    Crescendo Corp. Bhd.................................    259,800     173,039
    CSC Steel Holdings Bhd..............................  1,921,456     534,384
*   Datuk Keramik Holdings Bhd..........................    127,000          --
*   Daya Materials Bhd.................................. 14,638,800     603,269
    DRB-Hicom Bhd....................................... 18,941,300   9,307,237
#   Eastern & Oriental Bhd.............................. 14,923,716   9,394,035
*   ECM Libra Financial Group Bhd.......................  2,242,050     611,420
    Engtex Group Bhd....................................    467,700     138,778
*   Evergreen Fibreboard Bhd............................  1,288,026     307,711
    Eversendai Corp. Bhd................................    586,700      97,645
    Faber Group Bhd.....................................  3,339,500   2,334,062
    FAR East Holdings Bhd...............................    403,800     914,395
*   Fountain View Development Bhd.......................  2,573,200          --
#   Genting Bhd.........................................  9,520,400  23,139,760
#   Genting Malaysia Bhd................................ 33,247,400  37,134,890
    George Kent Malaysia BHD............................     84,533      28,333
*   Global Oriental Bhd.................................  1,283,100     188,353
    Glomac Bhd..........................................  7,416,300   2,021,833
*   Goldis Bhd..........................................  3,227,495   1,975,216
    GuocoLand Malaysia Bhd..............................  2,804,100     992,792
#   HAP Seng Consolidated Bhd........................... 14,150,900  17,191,740
    Hap Seng Plantations Holdings Bhd...................  3,806,300   2,669,660
    Hiap Teck Venture Bhd...............................  1,476,900     239,591
#   Hong Leong Financial Group Bhd......................  2,590,151  12,039,361
    Hong Leong Industries Bhd...........................  1,257,300   1,521,059
    Hua Yang Bhd........................................  1,663,233     982,562
*   Hume Industries Bhd.................................  1,120,684   1,124,484
    Hwang Capital Malaysia Bhd..........................    534,400     284,007
#   IJM Corp. Bhd....................................... 23,603,059  44,882,778
    IJM Land Bhd........................................  7,250,300   7,123,360
    IJM Plantations Bhd.................................    201,100     193,437
#   Insas Bhd...........................................  1,605,800     354,583
    Integrax Bhd........................................    974,800     763,851
*   Iris Corp. Bhd...................................... 21,684,200   2,016,786
*   Iskandar Waterfront City Bhd........................  1,432,000     542,919
*   JAKS Resources Bhd..................................  9,634,600   1,347,933
#   Jaya Tiasa Holdings Bhd.............................  6,023,133   3,064,100
#   JCY International Bhd............................... 10,030,900   1,928,065
*   K&N Kenanga Holdings Bhd............................  2,020,487     357,493
*   Karambunai Corp. Bhd................................ 12,936,600     229,682
    Keck Seng Malaysia Bhd..............................  2,515,500   3,637,352
    Kian JOO CAN Factory Bhd............................  4,777,380   3,883,174

                                     1974

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
*   KIG Glass Industrial Bhd............................    260,000 $        --
    Kim Loong Resources Bhd.............................    522,800     397,054
    Kimlun Corp. Bhd....................................    815,300     291,310
    KLCCP Stapled Group.................................  4,118,600   7,827,655
#*  KNM Group Bhd....................................... 26,826,925   4,382,157
*   Kretam Holdings Bhd.................................  4,212,000     535,010
#   KSL Holdings Bhd....................................  6,013,732   3,317,748
*   KUB Malaysia Bhd....................................  5,684,400     662,007
#   Kulim Malaysia Bhd..................................  8,563,900   7,168,197
    Kumpulan Fima Bhd...................................  2,385,600   1,304,106
    Kumpulan Perangsang Selangor Bhd....................  4,262,300   1,760,074
    Kwantas Corp. Bhd...................................    288,400     157,896
    Land & General BHD.................................. 12,048,100   1,733,674
*   Landmarks Bhd.......................................  2,119,208     605,711
    LBS Bina Group Bhd..................................  3,436,600   1,456,474
    Lion Industries Corp. Bhd...........................  5,795,181     780,198
    Magnum Bhd..........................................  4,990,200   3,833,167
#   Mah Sing Group Bhd..................................  7,769,639   4,078,146
    Malayan Flour Mills Bhd.............................  3,117,950   1,422,576
#   Malaysia Airports Holdings Bhd......................  3,868,646   7,620,715
    Malaysia Marine and Heavy Engineering Holdings Bhd..  1,775,400     766,927
    Malaysian Bulk Carriers Bhd.........................  4,604,925   1,796,694
    Malaysian Pacific Industries Bhd....................  1,352,975   2,148,852
    Malaysian Resources Corp. Bhd....................... 17,630,900   6,537,740
    Malton Bhd..........................................  4,335,500     993,861
#   MBM Resources Bhd...................................  2,727,403   2,369,020
    Media Prima Bhd.....................................  4,226,600   2,174,801
    Mega First Corp. BHD................................  1,381,900     897,307
    MISC Bhd............................................ 11,521,104  24,603,378
    MK Land Holdings BHD................................  9,948,400   1,160,053
    MKH Bhd.............................................  2,893,470   2,175,546
    MMC Corp. Bhd....................................... 14,882,980   9,921,369
    MNRB Holdings Bhd...................................  1,754,000   1,878,136
    Muda Holdings Bhd...................................    148,500      64,585
#   Mudajaya Group Bhd..................................  4,170,600   1,858,466
    Muhibbah Engineering M Bhd..........................  2,960,600   1,543,561
*   Mulpha International Bhd............................ 24,881,500   2,429,910
    Naim Holdings Bhd...................................  3,201,500   2,639,784
    NCB Holdings Bhd....................................  2,451,500   1,691,565
    Negri Sembilan Oil Palms Bhd........................    167,600     231,006
    Oriental Holdings Bhd...............................  3,665,679   7,117,766
#   OSK Holdings Bhd....................................  7,111,471   3,786,754
    Pacific & Orient Bhd................................    334,330     125,012
    Panasonic Manufacturing Malaysia Bhd................    382,080   2,159,829
    Pantech Group Holdings Bhd..........................  3,565,100     710,393
*   Paracorp Bhd........................................    252,000          --
    Paramount Corp. Bhd.................................  1,660,525     662,984
#*  Parkson Holdings Bhd................................  5,986,867   4,087,462
#   Perdana Petroleum Bhd...............................  1,669,480     522,188
    Pie Industrial Bhd..................................    388,320     758,370
    PJ Development Holdings Bhd.........................  4,756,000   1,920,346
    Pos Malaysia Bhd....................................    589,717     761,518
#   PPB Group Bhd.......................................  8,317,466  33,262,743

                                     1975

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
    Press Metal Bhd.....................................  6,219,362 $ 4,608,762
*   Prime Utilities Bhd.................................     39,000          --
    Protasco Bhd........................................  3,429,400   1,460,491
    RCE Capital Bhd.....................................  3,918,000     339,204
#   RHB Capital Bhd..................................... 11,448,382  25,728,818
*   Rimbunan Sawit Bhd..................................  6,486,500     998,984
    Salcon Bhd..........................................    794,800     141,685
    Sarawak Oil Palms Bhd...............................    455,720     703,999
    Sarawak Plantation Bhd..............................     99,200      59,433
*   Scomi Group Bhd..................................... 25,227,900   1,626,518
*   Seal, Inc. BHD......................................    931,000     180,047
    Selangor Dredging Bhd...............................  1,352,800     398,690
    Selangor Properties Bhd.............................     75,300     115,761
    Shangri-La Hotels Malaysia Bhd......................    734,700   1,382,719
*   Shell Refining Co. Federation of Malaya Bhd.........    170,900     259,981
*   Shin Yang Shipping Corp. Bhd........................    101,800      11,869
    SHL Consolidated Bhd................................    693,700     579,815
#   SP Setia Bhd Group..................................  3,665,366   3,555,239
#   Star Publications Malaysia Bhd......................  1,714,300   1,202,583
*   Subur Tiasa Holdings Bhd............................     38,830      21,012
#   Sunway Bhd.......................................... 12,563,126  11,507,574
#   Supermax Corp. Bhd..................................  8,524,500   5,275,571
    Suria Capital Holdings Bhd..........................    824,400     516,893
    Symphony Life Bhd...................................  2,082,010     479,546
    Ta Ann Holdings Bhd.................................  1,892,122   1,968,452
    TA Enterprise Bhd................................... 20,749,900   4,248,685
    TA Global Bhd....................................... 15,532,980   1,385,848
    TAHPS Group Bhd.....................................     27,000      49,742
*   Talam Transform Bhd.................................  3,183,850      69,293
    Taliworks Corp. Bhd.................................    130,800      78,849
    TAN Chong Motor Holdings Bhd........................  4,711,900   4,330,496
*   Tanjung Offshore Bhd................................  4,056,100     476,983
    TDM Bhd............................................. 14,109,900   3,065,158
#   TH Plantations Bhd..................................    900,500     395,361
#*  Time dotCom Bhd.....................................  5,476,280   8,152,709
    Tiong NAM Logistics Holdings........................    544,000     189,204
    Tropicana Corp. Bhd.................................  7,288,100   2,104,224
#   UEM Sunrise Bhd.....................................  9,516,645   3,317,933
    Unisem M Bhd........................................  9,014,700   5,031,619
    United Malacca Bhd..................................    960,500   1,676,248
    United Plantations Bhd..............................    393,300   2,653,918
    United U-Li Corp. BHD...............................    249,800     133,248
#   UOA Development Bhd.................................  5,659,000   3,274,699
    VS Industry Bhd.....................................  1,781,093   1,759,501
    Wah Seong Corp. Bhd.................................  5,837,943   2,083,763
#   WCT Holdings Bhd.................................... 13,841,505   6,085,608
    Wing Tai Malaysia Bhd...............................  1,952,900     914,538
    WTK Holdings Bhd....................................  6,575,950   2,060,014
#   YNH Property Bhd....................................  5,332,666   2,829,986
#   YTL Corp. Bhd....................................... 88,664,550  43,003,651

                                     1976

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
*   YTL Land & Development Bhd.........................  3,544,900 $    800,936
                                                                   ------------
TOTAL MALAYSIA.........................................             673,774,644
                                                                   ------------
MEXICO -- (5.9%)
#   Alfa S.A.B. de C.V. Class A........................ 43,462,954   79,331,960
#   Alpek S.A.B. de C.V................................  2,317,325    2,581,762
    Arca Continental S.A.B. de C.V.....................  2,661,434   15,784,481
#*  Axtel S.A.B. de C.V................................ 12,529,535    2,842,017
*   Bio Pappel S.A.B. de C.V...........................    400,207      600,731
#*  Cemex S.A.B. de C.V. Sponsored ADR................. 16,199,152  144,010,461
*   Cia Minera Autlan S.A.B. de C.V. Series B..........  1,212,118    1,229,140
    Coca-Cola Femsa S.A.B. de C.V. Series L............    185,914    1,513,160
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.......     34,971    2,842,793
*   Consorcio ARA S.A.B. de C.V. Series *.............. 10,446,707    4,474,323
#   Controladora Comercial Mexicana S.A.B. de C.V......  6,415,364   19,473,569
*   Corp. Actinver S.A.B. de C.V.......................    105,133      112,641
#*  Corp. GEO S.A.B. de C.V. Series B..................  9,461,653       94,617
*   Corp. Interamericana de Entretenimiento S.A.B. de
      C.V. Class B.....................................  1,560,786    1,033,443
#*  Desarrolladora Homex S.A.B. de C.V.................  3,011,482       90,344
*   Dine S.A.B. de C.V.................................  1,027,267      507,140
    El Puerto de Liverpool S.A.B. de C.V. Series 1.....      8,486       88,107
*   Empaques Ponderosa S.A. de C.V.....................     90,000           --
#*  Empresas ICA S.A.B. de C.V.........................  2,228,245    2,318,998
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR..........    791,670    3,269,597
    Fomento Economico Mexicano S.A.B. de C.V...........  2,517,554   21,076,610
*   Fomento Economico Mexicano S.A.B. de C.V.
    Sponsored ADR......................................  2,578,915  215,494,137
    Gruma S.A.B. de C.V. Class B.......................  2,710,579   29,023,512
    Gruma S.A.B. de C.V. Sponsored ADR.................      5,603      240,313
#*  Grupo Aeromexico S.A.B. de C.V.....................  1,090,021    1,627,451
    Grupo Aeroportuario del Centro Norte S.A.B.
     de C.V............................................    728,438    3,355,592
#   Grupo Aeroportuario del Centro Norte S.A.B. de
    C.V. ADR...........................................     27,297    1,011,354
#   Grupo Aeroportuario del Pacifico S.A.B. de C.V.
     ADR...............................................    603,252   40,061,965
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
     Class B...........................................    895,614    5,921,765
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
     ADR...............................................    271,607   35,556,072
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
     Class B...........................................  1,203,482   15,784,687
#   Grupo Carso S.A.B. de C.V. Series A1...............  9,720,241   42,818,474
    Grupo Cementos de Chihuahua S.A.B. de C.V..........  2,786,917    6,972,173
#   Grupo Comercial Chedraui S.A. de C.V...............  1,804,871    5,009,015
    Grupo Elektra S.A.B. de C.V........................    159,712    5,918,811
#*  Grupo Famsa S.A.B. de C.V. Class A.................  2,957,704    1,819,276
#   Grupo Financiero Banorte S.A.B. de C.V............. 23,817,280  121,283,097
    Grupo Financiero Inbursa S.A.B. de C.V............. 17,926,156   46,341,676
    Grupo Financiero Interacciones S.A. de C.V.........    253,720    1,679,280
#   Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B..........................................  2,550,559    5,409,271
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR......................................  1,699,969   17,985,672
    Grupo Gigante S.A.B. de C.V. Series *..............    471,076    1,297,938
#   Grupo Herdez S.A.B. de C.V. Series *...............    169,421      389,941
    Grupo Industrial Maseca S.A.B. de C.V. Class B.....  2,756,800    3,823,601
#   Grupo Industrial Saltillo S.A.B. de C.V............  1,342,969    2,910,909
    Grupo KUO S.A.B. de C.V. Series B..................  2,069,860    3,511,561
    Grupo Mexico S.A.B. de C.V. Series B............... 20,672,654   54,503,705
*   Grupo Pochteca S.A.B. de C.V.......................     67,810       58,312
*   Grupo Posadas S.A.B. de C.V........................    355,600      604,943

                                     1977

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
MEXICO -- (Continued)
*   Grupo Qumma S.A. de C.V. Series B...............       5,301 $           --
#   Grupo Sanborns S.A.B. de C.V....................     645,857        988,423
*   Grupo Simec S.A.B. de C.V. Series B.............   1,392,459      3,868,174
#*  Grupo Sports World S.A.B. de C.V................     193,014        333,504
    Industrias Bachoco S.A.B. de C.V. ADR...........      31,410      1,534,064
#   Industrias Bachoco S.A.B. de C.V. Series B......   1,317,398      5,405,115
*   Industrias CH S.A.B. de C.V. Series B...........   3,103,568     12,733,542
    Industrias Penoles S.A.B. de C.V................      39,996        797,252
    Medica Sur S.A.B. de C.V. Series B..............       1,000          3,740
#   Megacable Holdings S.A.B. de C.V................     136,044        495,184
#*  Mexichem S.A.B. de C.V..........................   2,769,273      7,705,819
*   Minera Frisco S.A.B. de C.V.....................   7,355,007      9,705,596
*   OHL Mexico S.A.B. de C.V........................   8,830,554     16,760,350
#   Organizacion Cultiba S.A.B. de C.V..............     116,984        138,606
#   Organizacion Soriana S.A.B. de C.V. Class B.....  14,850,161     34,407,158
    Qualitas Controladora S.A.B. de C.V.............   1,652,078      3,196,255
*   Rassini S.A.B. de C.V...........................      10,800         40,622
*   Savia SA Class A................................   3,457,285             --
    TV Azteca S.A.B. de C.V.........................   9,459,537      3,786,465
#*  Urbi Desarrollos Urbanos S.A.B. de C.V..........   9,102,158          2,731
*   Vitro S.A.B. de C.V. Series A...................   1,544,127      3,420,062
                                                                 --------------
TOTAL MEXICO........................................              1,079,013,059
                                                                 --------------
PHILIPPINES -- (1.3%)
    A Soriano Corp..................................  17,932,400      2,866,247
    Alliance Global Group, Inc......................  19,508,506     11,025,666
    Alsons Consolidated Resources, Inc..............  21,091,000        964,757
    Atlas Consolidated Mining & Development.........   4,993,400      1,064,265
    BDO Unibank, Inc................................  11,071,205     28,733,572
    Cebu Air, Inc...................................   1,359,030      2,916,580
    Cebu Holdings, Inc..............................   4,060,950        467,934
    Century Properties Group, Inc...................  27,739,400        617,178
    China Banking Corp..............................     446,716        475,681
    Cosco Capital, Inc..............................   2,685,800        546,181
*   East West Banking Corp..........................      40,700         24,406
    EEI Corp........................................     316,500         78,900
*   Empire East Land Holdings, Inc..................  24,178,000        498,232
*   Export & Industry Bank, Inc. Class A............      14,950             --
    Filinvest Development Corp......................     142,800         14,523
    Filinvest Land, Inc............................. 194,080,031      7,377,532
    First Philippine Holdings Corp..................   4,524,200     10,123,202
*   Fwbc Holdings, Inc..............................   5,471,786             --
    JG Summit Holdings, Inc.........................   5,605,920      8,328,125
    Lopez Holdings Corp.............................  33,596,500      5,659,953
    LT Group, Inc...................................   7,615,500      2,350,184
    Megaworld Corp.................................. 190,875,400     22,386,434
    Metropolitan Bank & Trust Co....................   8,206,052     17,677,635
*   Mondragon International Philippines, Inc........   2,464,000             --
*   Pepsi-Cola Products Philippines, Inc............     323,000         29,205
    Petron Corp.....................................   9,492,400      1,959,082
*   Philippine National Bank........................   4,995,673      9,519,361
*   Philippine National Construction Corp...........     398,900          8,314
    Philippine Savings Bank.........................   1,232,313      2,808,114

                                     1978

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
PHILIPPINES -- (Continued)
*   Philippine Townships, Inc..........................    226,200 $         --
*   Philtown Properties, Inc...........................      6,701           --
    Phinma Corp........................................  1,648,298      380,688
    Phoenix Petroleum Philippines, Inc.................    507,600       41,638
    Rizal Commercial Banking Corp......................  4,764,548    5,133,944
    Robinsons Land Corp................................ 29,839,550   18,781,310
    San Miguel Corp....................................  6,399,356   11,035,113
    San Miguel Pure Foods Co., Inc.....................     63,140      291,681
    Security Bank Corp.................................  1,566,924    5,391,173
*   Top Frontier Investment Holdings, Inc..............    628,532    1,636,829
    Trans-Asia Oil & Energy Development Corp........... 26,631,000    1,407,238
    Union Bank of the Philippines......................  4,413,459    7,180,197
    Universal Robina Corp..............................  6,278,855   29,457,754
    Vista Land & Lifescapes, Inc....................... 70,625,668   11,013,265
                                                                   ------------
TOTAL PHILIPPINES......................................             230,272,093
                                                                   ------------
POLAND -- (1.8%)
*   Agora SA...........................................    582,143    1,434,797
    Asseco Poland SA...................................  1,339,607   19,844,740
    Bank Millennium SA.................................  4,840,198    9,770,385
    Ciech SA...........................................    533,502    7,133,688
    ComArch SA.........................................      2,787       79,775
    Dom Development SA.................................     17,406      227,145
    Enea SA............................................  2,202,057    9,783,800
    Firma Oponiarska Debica SA.........................    102,634    2,483,763
*   Getin Holding SA...................................  3,221,895    1,701,585
#*  Getin Noble Bank SA................................  3,420,648    1,836,837
    Grupa Azoty SA.....................................    153,630    2,937,883
    Grupa Kety SA......................................    112,990    8,377,891
#*  Grupa Lotos SA.....................................  1,856,905   12,210,354
*   Hawe SA............................................    952,876      482,143
*   Impexmetal SA......................................  5,570,319    3,975,569
#*  Jastrzebska Spolka Weglowa SA......................    252,276    1,441,136
*   Kernel Holding SA..................................    260,360    2,186,644
    KGHM Polska Miedz SA...............................  1,889,466   53,565,544
#*  Kopex SA...........................................    555,501    1,618,261
*   LC Corp. SA........................................  1,199,107      595,487
    Lentex SA..........................................     15,056       35,099
    Netia SA...........................................  4,418,815    7,129,136
#   Orbis SA...........................................    538,910    6,199,591
    Pelion SA..........................................     10,134      230,428
    PGE SA............................................. 13,996,805   73,340,492
*   Polski Koncern Miesny Duda SA......................     56,943      111,573
#   Polski Koncern Naftowy Orlen SA....................  5,411,285   79,841,154
    Rawlplug SA........................................     43,322       75,410
*   Sygnity SA.........................................    194,766      730,523
    Synthos SA.........................................  2,953,305    3,422,380
    Tauron Polska Energia SA........................... 18,381,687   24,730,125

                                     1979

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
POLAND -- (Continued)
#*  Trakcja SA.........................................    624,451 $  1,556,287
                                                                   ------------
TOTAL POLAND...........................................             339,089,625
                                                                   ------------
RUSSIA -- (1.6%)
*   AFI Development P.L.C. GDR.........................     31,828        9,219
    Gazprom OAO Sponsored ADR.......................... 67,242,144  269,915,883
    Lukoil OAO Sponsored ADR...........................    475,571   18,699,142
    Magnitogorsk Iron & Steel Works OJSC GDR...........  1,929,398    4,744,724
*   Mechel Sponsored ADR...............................    427,180      555,334
    RusHydro JSC ADR...................................  8,655,901    6,543,861
    VTB Bank OJSC GDR..................................  1,387,172    2,661,966
                                                                   ------------
TOTAL RUSSIA...........................................             303,130,129
                                                                   ------------
SOUTH AFRICA -- (7.8%)
    Adcorp Holdings, Ltd...............................    652,674    1,853,369
    Aeci, Ltd..........................................  1,156,888   12,381,620
#   African Bank Investments, Ltd......................  9,264,952      184,981
    African Oxygen, Ltd................................     45,466       54,524
    African Rainbow Minerals, Ltd......................  1,995,186   20,064,412
    Allied Electronics Corp., Ltd......................    563,821      852,595
*   Anglo American Platinum, Ltd.......................    166,158    5,093,813
*   AngloGold Ashanti, Ltd.............................  1,306,671   15,848,478
*   AngloGold Ashanti, Ltd. Sponsored ADR..............  4,786,464   59,256,424
#*  ArcelorMittal South Africa, Ltd....................  2,437,523    5,175,155
    Astral Foods, Ltd..................................        498        8,407
*   Aveng, Ltd.........................................  7,927,828   12,154,219
    Barclays Africa Group, Ltd.........................  6,116,376  103,980,992
    Barloworld, Ltd....................................  4,235,000   31,955,198
*   Basil Read Holdings, Ltd...........................    314,332      122,116
*   Bell Equipment, Ltd................................     15,339       12,491
    Blue Label Telecoms, Ltd...........................  4,802,245    3,482,780
*   Brait SE...........................................  1,699,653   11,226,745
    Business Connexion Group, Ltd......................  1,823,337      961,769
    Caxton and CTP Publishers and Printers, Ltd........  3,246,716    4,260,394
    Clover Industries, Ltd.............................    813,343    1,324,593
*   Consolidated Infrastructure Group, Ltd.............     67,591      152,573
*   Corpgro, Ltd.......................................    579,166           --
    Datacentrix Holdings, Ltd..........................    188,927       56,171
#   DataTec, Ltd.......................................  3,200,263   16,109,753
    Distell Group, Ltd.................................    155,945    1,922,509
    Distribution and Warehousing Network, Ltd..........    250,120      145,945
#   DRDGOLD, Ltd.......................................  6,389,615    1,461,538
#   DRDGOLD, Ltd. Sponsored ADR........................     13,664       31,700
*   Eqstra Holdings, Ltd...............................  2,414,077      657,447
*   Evraz Highveld Steel and Vanadium, Ltd.............    124,601       34,131
#   Exxaro Resources, Ltd..............................  1,422,117   12,600,623
    Gold Fields, Ltd...................................  2,309,031   13,301,922
#   Gold Fields, Ltd. Sponsored ADR.................... 11,665,456   68,826,190
    Grindrod, Ltd......................................  7,808,764   12,170,409
    Group Five, Ltd....................................  1,511,640    3,421,185
*   Harmony Gold Mining Co., Ltd.......................  1,648,314    4,956,895
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR........    463,646    1,437,303

                                     1980

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH AFRICA -- (Continued)
    Hudaco Industries, Ltd...........................     77,731 $      784,101
*   Hulamin, Ltd.....................................  1,650,710      1,252,703
    Iliad Africa, Ltd................................    206,803        150,820
    Illovo Sugar, Ltd................................    588,224      1,215,312
*   Impala Platinum Holdings, Ltd....................  6,066,140     39,357,820
    Imperial Holdings, Ltd...........................    378,957      6,675,668
    Investec, Ltd....................................  4,359,544     36,516,277
*   JCI, Ltd......................................... 10,677,339             --
#*  JD Group, Ltd....................................  2,681,862      5,790,703
    KAP Industrial Holdings, Ltd.....................    122,156         53,195
#   Lewis Group, Ltd.................................  1,877,963     14,635,139
    Liberty Holdings, Ltd............................  1,622,285     18,238,015
    Mediclinic International, Ltd....................    163,701      1,618,677
    Merafe Resources, Ltd............................ 21,718,286      1,723,732
    Metair Investments, Ltd..........................    914,331      2,546,813
    MMI Holdings, Ltd................................ 18,488,764     49,686,474
    Mondi, Ltd.......................................  1,809,963     32,523,465
    Mpact, Ltd.......................................  2,310,436      7,058,568
    Murray & Roberts Holdings, Ltd...................  5,561,234      9,382,873
    Mustek, Ltd......................................     48,438         30,655
    Nedbank Group, Ltd...............................  3,692,418     80,945,442
*   Northam Platinum, Ltd............................  2,731,427      8,995,529
    Omnia Holdings, Ltd..............................    380,133      5,572,068
    Peregrine Holdings, Ltd..........................  1,700,309      3,538,379
    Petmin, Ltd......................................  1,417,358        163,984
*   Pinnacle Holdings, Ltd...........................    212,221        197,471
#   PSG Group, Ltd...................................    499,930      5,687,877
    Raubex Group, Ltd................................  1,386,887      2,424,368
    RCL Foods, Ltd...................................     24,245         37,084
    Reunert, Ltd.....................................     34,540        185,371
*   Royal Bafokeng Platinum, Ltd.....................    383,469      1,766,480
    Sanlam, Ltd...................................... 17,786,335    106,606,667
*   Sappi, Ltd.......................................  9,066,938     37,226,915
#*  Sappi, Ltd. Sponsored ADR........................    695,410      2,837,273
    Sasol, Ltd.......................................    211,463      7,638,035
#   Sasol, Ltd. Sponsored ADR........................    697,548     25,865,080
    Sibanye Gold, Ltd................................  1,155,503      3,124,358
#   Sibanye Gold, Ltd. Sponsored ADR.................  2,975,376     33,145,689
    Standard Bank Group, Ltd......................... 18,989,154    250,756,054
*   Stefanutti Stocks Holdings, Ltd..................    526,548        230,837
#   Steinhoff International Holdings, Ltd............ 27,506,758    140,585,434
*   Super Group, Ltd.................................  3,472,240     10,211,296
*   Telkom SA SOC, Ltd...............................  4,862,960     29,060,750
    Times Media Group, Ltd...........................    253,556        448,407
    Tongaat Hulett, Ltd..............................    804,784     11,038,267
    Trencor, Ltd.....................................  1,299,859      7,844,892
    Value Group, Ltd.................................    305,870        122,732
    Wilson Bayly Holmes-Ovcon, Ltd...................    137,703      1,426,877
    Zeder Investments, Ltd...........................  1,938,581      1,301,857
                                                                 --------------
TOTAL SOUTH AFRICA...................................             1,435,767,852
                                                                 --------------
SOUTH KOREA -- (14.1%)
    Aekyung Petrochemical Co., Ltd...................      2,970        183,061

                                     1981

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#   Agabang&Company......................................    22,744 $   157,348
    AK Holdings, Inc.....................................         1          52
#*  Amotech Co., Ltd.....................................    28,966     460,385
#   Asia Cement Co., Ltd.................................     5,440     594,113
#   ASIA Holdings Co., Ltd...............................    30,848   4,020,824
    Asia Paper Manufacturing Co., Ltd....................    62,536   1,369,342
    AtlasBX Co., Ltd.....................................    10,504     410,326
#*  AUK Corp.............................................   617,090     971,163
*   BH Co., Ltd..........................................     4,307      34,685
    Bookook Securities Co., Ltd..........................    28,655     440,474
#   BS Financial Group, Inc.............................. 2,042,369  25,815,672
    BYC Co., Ltd.........................................       810     194,432
#   Byucksan Corp........................................    10,100      58,546
    CammSys Corp.........................................    13,509      23,426
#*  Capro Corp...........................................    79,730     245,605
#*  Celltrion Pharm, Inc.................................    10,662     112,582
    Chemtronics Co., Ltd.................................     2,389      24,267
#*  China Great Star International, Ltd..................   466,589   1,251,553
#*  China Ocean Resources Co., Ltd....................... 1,088,323   4,765,345
    Chokwang Paint, Ltd..................................     4,194      51,736
    Chosun Refractories Co., Ltd.........................     9,716     967,103
    CJ Corp..............................................    47,402   7,442,417
*   CJ E&M Corp..........................................     1,964      68,026
#*  CJ Korea Express Co., Ltd............................    66,687  11,679,164
    CKD Bio Corp.........................................    20,570     431,066
#*  Cosmochemical Co., Ltd...............................   115,498     512,058
#   Dae Dong Industrial Co., Ltd.........................   145,130   1,370,563
    Dae Han Flour Mills Co., Ltd.........................    14,630   2,215,302
#   Dae Won Kang Up Co., Ltd.............................   245,096   1,396,267
#*  Dae Young Packaging Co., Ltd......................... 1,121,470   1,014,381
#   Dae-Il Corp..........................................   128,871     549,597
#*  Daechang Co., Ltd....................................   526,706     411,113
    Daeduck Electronics Co...............................   107,940     914,541
    Daeduck GDS Co., Ltd.................................   281,480   3,239,710
    Daegu Department Store...............................    71,060   1,012,965
#   Daehan Steel Co., Ltd................................   188,726     943,214
    Daekyo Co., Ltd......................................   521,770   3,309,464
#   Daelim Industrial Co., Ltd...........................   355,955  17,759,962
#   Daesang Holdings Co., Ltd............................    55,690     883,584
#   Daesung Holdings Co., Ltd............................    42,463     372,392
#*  Daewoo Engineering & Construction Co., Ltd...........   994,082   6,139,456
*   Daewoo Securities Co., Ltd........................... 2,049,224  18,785,438
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd.... 1,092,168  19,257,598
    Daewoong Co., Ltd....................................     3,244     128,416
*   Dahaam E-Tec Co., Ltd................................     3,535      10,910
#   Daishin Securities Co., Ltd..........................   611,785   5,113,269
#   Daou Data Corp.......................................   138,807   1,408,953
#   Daou Technology, Inc.................................   396,164   5,275,511
#*  Dasan Networks, Inc..................................   193,542   1,287,255
#   DGB Financial Group, Inc............................. 1,686,932  16,177,899
    Dong Ah Tire & Rubber Co., Ltd.......................    87,245   1,503,752
#*  Dong Yang Gang Chul Co., Ltd.........................   252,195     976,295
    Dong-Ah Geological Engineering Co., Ltd..............    45,500     309,967

                                     1982

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
    Dong-Il Corp........................................    19,095 $  1,255,762
#   Dongbang Transport Logistics Co., Ltd...............   244,640      459,719
#*  Dongbu HiTek Co., Ltd...............................   334,072    1,527,668
*   Dongbu Securities Co., Ltd..........................   408,521    1,490,555
#*  Dongbu Steel Co., Ltd...............................   334,901      484,822
#   Dongil Industries Co., Ltd..........................    18,961    1,144,276
#*  Dongkook Industrial Co., Ltd........................   298,412      703,809
    Dongkuk Industries Co., Ltd.........................    39,123      126,117
#   Dongkuk Steel Mill Co., Ltd.........................   991,515    5,046,104
#   Dongkuk Structure & Construction Co., Ltd...........   172,769      508,588
#   Dongwha Pharm Co., Ltd..............................   298,830    1,625,804
    Dongwon F&B Co., Ltd................................     4,988    1,494,357
*   Dongwoo Co., Ltd....................................    19,336       64,943
    Dongyang E&P, Inc...................................    29,698      351,386
#   Doosan Corp.........................................   123,828   11,713,500
#*  Doosan Engine Co., Ltd..............................   112,890      807,884
#*  Doosan Engineering & Construction Co., Ltd..........    36,428      301,542
#   Doosan Heavy Industries & Construction Co., Ltd.....   504,593   10,705,873
#*  Doosan Infracore Co., Ltd........................... 1,383,405   12,808,521
#   DRB Holding Co., Ltd................................   231,017    2,535,145
    DY Corp.............................................   144,520      878,523
*   DY POWER Corp.......................................    77,375      767,664
#   e-LITECOM Co., Ltd..................................    64,046      874,477
    E-Mart Co., Ltd.....................................    70,927   13,457,736
#   Eagon Industries Co., Ltd...........................    18,903      268,887
    ENF Technology Co., Ltd.............................     2,393       17,932
#   Eugene Corp.........................................   552,081    1,796,319
#*  Eugene Investment & Securities Co., Ltd............. 1,182,833    2,243,825
*   Eusu Holdings Co., Ltd..............................    65,810      661,951
    EVERDIGM Corp.......................................    19,016      121,163
#*  Flexcom, Inc........................................    29,124      131,400
    Fursys, Inc.........................................    29,072      816,739
#   Gaon Cable Co., Ltd.................................    24,715      563,582
    Global & Yuasa Battery Co., Ltd.....................    47,621    1,762,503
    Global Display Co., Ltd.............................    29,236      169,551
#*  GNCO Co., Ltd.......................................   357,625      380,901
    Green Cross Holdings Corp...........................    11,115      221,868
#*  GS Engineering & Construction Corp..................   659,307   14,985,995
#   GS Global Corp......................................    51,757      369,238
#   GS Holdings Corp....................................   684,329   25,897,518
#   GS retail Co., Ltd..................................     3,605       85,710
#   Gwangju Shinsegae Co., Ltd..........................     5,985    1,709,889
#*  Halla Corp..........................................    81,250      460,518
#   Halla Holdings Corp.................................    19,806    1,140,404
    Han Kuk Carbon Co., Ltd.............................    19,931      102,326
#   Hana Financial Group, Inc........................... 3,613,816  105,634,479
    Handok, Inc.........................................    12,706      245,125
#   Handsome Co., Ltd...................................   214,790    6,025,312
    Hanil Cement Co., Ltd...............................    52,145    7,850,622
#*  Hanjin Heavy Industries & Construction Co., Ltd.....   571,915    2,027,996
#   Hanjin Heavy Industries & Construction Holdings
     Co., Ltd...........................................   203,068    1,268,297
#*  Hanjin Kal Corp.....................................   138,504    4,101,995
#*  Hanjin Shipping Co., Ltd............................   161,920      878,806

                                     1983

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
#   Hanjin Transportation Co., Ltd......................   140,220 $  8,119,125
*   Hankuk Glass Industries, Inc........................    17,640      400,806
    Hankuk Paper Manufacturing Co., Ltd.................    33,223      934,889
#   Hansol Holdings Co., Ltd............................   401,896    2,898,661
#*  Hansol HomeDeco Co., Ltd............................   321,490      429,274
*   Hansol Paper Co., Ltd...............................   245,348    4,386,014
#   Hanwha Chemical Corp................................ 1,184,522   13,253,052
    Hanwha Corp.........................................   719,592   17,952,764
#   Hanwha Galleria Timeworld Co., Ltd..................    11,463      696,955
*   Hanwha General Insurance Co., Ltd...................    24,840       95,110
*   Hanwha Investment & Securities Co., Ltd.............   633,215    2,294,682
#   Hanwha Life Insurance Co., Ltd...................... 2,085,852   14,796,381
    Hanyang Eng Co., Ltd................................    35,004      238,948
    Hanyang Securities Co., Ltd.........................    92,428      624,672
#   Heung-A Shipping Co., Ltd........................... 1,020,674    2,600,463
#   Hitejinro Holdings Co., Ltd.........................   116,051    1,222,202
*   HMC Investment Securities Co., Ltd..................   259,785    2,426,573
#   HS R&A Co., Ltd.....................................    46,106    1,260,240
    Humax Co., Ltd......................................   182,163    2,719,349
#   Husteel Co., Ltd....................................    59,490      948,778
#   Huvis Corp..........................................    21,080      219,860
    Hwa Shin Co., Ltd...................................    70,028      443,893
#   Hwacheon Machine Tool Co., Ltd......................    14,227      844,530
    HwaSung Industrial Co., Ltd.........................    22,931      285,171
#   Hyosung Corp........................................   392,954   25,930,742
#*  Hyundai BNG Steel Co., Ltd..........................   140,250    1,874,742
    Hyundai Department Store Co., Ltd...................    39,455    4,277,725
    Hyundai Development Co..............................   648,686   25,375,494
    Hyundai Engineering & Construction Co., Ltd.........   161,520    6,392,079
#   Hyundai Heavy Industries Co., Ltd...................   400,311   41,020,614
    Hyundai Hy Communications & Networks Co., Ltd.......   235,366      932,465
#   Hyundai Mipo Dockyard Co., Ltd......................    77,140    5,413,598
    Hyundai Motor Co....................................   810,052  124,491,972
#*  Hyundai Securities Co., Ltd......................... 1,423,193    9,695,623
#   Hyundai Steel Co.................................... 1,080,925   64,851,628
#*  Hyunjin Materials Co., Ltd..........................    45,603      145,061
#   Il Dong Pharmaceutical Co., Ltd.....................   133,130    2,037,191
#   Iljin Electric Co., Ltd.............................   285,940    2,338,840
#   Ilshin Spinning Co., Ltd............................    16,453    2,525,086
#   Ilsung Pharmaceuticals Co., Ltd.....................     9,407      963,623
    Industrial Bank of Korea............................ 2,385,570   28,024,020
*   InnoWireless, Inc...................................     1,805       21,865
    Intelligent Digital Integrated Securities Co., Ltd..     3,114       38,284
#*  Interflex Co., Ltd..................................    59,269    1,024,200
    Intergis Co., Ltd...................................    24,590      165,325
    INTOPS Co., Ltd.....................................    76,807    1,290,601
    Inzi Controls Co., Ltd..............................    89,540      413,402
#   INZI Display Co., Ltd...............................   244,705      406,779
#*  IS Dongseo Co., Ltd.................................    76,265    4,074,476
#   ISU Chemical Co., Ltd...............................    92,524      732,407
#   IsuPetasys Co., Ltd.................................    71,858      367,084
    Jahwa Electronics Co., Ltd..........................    31,585      429,569
#   JB Financial Group Co., Ltd......................... 1,152,400    6,120,093

                                     1984

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
#   Jeil Pharmaceutical Co..............................    47,381 $    916,063
#   JW Pharmaceutical Corp..............................    87,616    1,124,736
#   KB Capital Co., Ltd.................................    93,191    1,755,663
#   KB Financial Group, Inc............................. 2,136,879   71,784,656
*   KB Financial Group, Inc. ADR........................ 3,107,140  104,865,975
#   KC Tech Co., Ltd....................................   277,116    1,943,910
#   KCC Corp............................................    52,120   26,223,666
#*  Keangnam Enterprises, Ltd...........................   131,000      536,994
*   KEC Corp............................................    44,448       49,996
#   Keyang Electric Machinery Co., Ltd..................   393,920    1,473,341
#   KG Chemical Corp....................................    57,540      882,376
    Kia Motors Corp.....................................   286,336   11,966,574
#   KISCO Corp..........................................    54,884    1,596,866
#   KISCO Holdings Co., Ltd.............................    11,673      502,260
#   Kishin Corp.........................................   109,475      711,099
#   KISWIRE, Ltd........................................    89,682    3,313,228
#   Kolon Corp..........................................    87,886    1,814,512
#*  Kolon Global Corp...................................    21,575      158,277
#   Kolon Industries, Inc...............................   225,549    9,567,010
#   Kook Soon Dang Brewery Co., Ltd.....................   117,957      644,794
    Korea Airport Service Co., Ltd......................       238        8,937
*   Korea Alcohol Industrial Co., Ltd...................    28,767      123,767
#   Korea Cast Iron Pipe Industries Co., Ltd............     7,358       36,470
#   Korea Circuit Co., Ltd..............................   146,339    1,689,432
    Korea Electric Terminal Co., Ltd....................    80,522    4,753,270
#   Korea Export Packaging Industrial Co., Ltd..........     5,290      110,812
#   Korea Flange Co., Ltd...............................    66,724      985,716
    Korea Investment Holdings Co., Ltd..................   519,442   24,479,173
    Korea Petrochemical Ind Co., Ltd....................    45,171    3,372,627
#   Korean Reinsurance Co...............................   655,050    6,091,984
    Kortek Corp.........................................     3,923       41,785
    KPF.................................................     3,109       10,967
    KPX Chemical Co., Ltd...............................    12,852      654,095
#*  KTB Investment & Securities Co., Ltd................   630,604    1,069,608
#   Kukdo Chemical Co., Ltd.............................    53,490    2,274,889
#   Kumho Electric Co., Ltd.............................    44,161      896,794
#   Kunsul Chemical Industrial Co., Ltd.................    34,025    1,697,049
#*  Kwangju Bank........................................   287,166    2,338,871
#*  Kyeryong Construction Industrial Co., Ltd...........    38,242      368,876
*   Kyobo Securities Co., Ltd...........................   211,890    1,886,717
#*  Kyongnam Bank.......................................   438,847    4,352,079
#   Kyung-In Synthetic Corp.............................    27,261      116,819
    Kyungbang, Ltd......................................    10,940    1,670,069
*   LB Semicon, Inc.....................................    66,800      100,628
#   LF Corp.............................................    85,555    2,451,591
    LG Corp............................................. 1,052,153   59,212,770
#   LG Display Co., Ltd................................. 1,420,066   46,660,687
#*  LG Display Co., Ltd. ADR............................ 3,996,524   64,703,724
#   LG Electronics, Inc................................. 1,776,548   98,422,038
#   LG International Corp...............................   237,695    7,941,271
    LG Uplus Corp....................................... 1,971,692   21,737,090
    LIG Insurance Co., Ltd..............................    66,444    1,392,731
#   Lotte Chemical Corp.................................   162,183   25,589,054

                                     1985

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
#   Lotte Chilsung Beverage Co., Ltd....................     9,828 $ 14,892,361
#   Lotte Confectionery Co., Ltd........................     9,240   15,746,344
#   LOTTE Himart Co., Ltd...............................     7,683      378,407
*   Lotte Non-Life Insurance Co., Ltd...................    82,563      201,875
#   Lotte Shopping Co., Ltd.............................   157,401   34,063,705
#   LS Corp.............................................    44,493    1,950,282
    MegaStudy Co., Ltd..................................     6,751      367,159
*   Melfas, Inc.........................................   118,811      562,890
#   Meritz Financial Group, Inc.........................    77,813      688,899
    Meritz Securities Co., Ltd.......................... 1,650,862    5,778,994
    Mi Chang Oil Industrial Co., Ltd....................     4,691      304,130
    Mirae Asset Securities Co., Ltd.....................   411,153   17,302,416
#   MK Electron Co., Ltd................................   127,552      676,127
*   MNTech Co., Ltd.....................................    41,254      213,839
    Moorim P&P Co., Ltd.................................   406,838    1,451,783
#   Moorim Paper Co., Ltd...............................   210,130      431,569
#   Motonic Corp........................................    75,294      939,983
#   Namyang Dairy Products Co., Ltd.....................     2,910    1,920,833
#*  NEOWIZ HOLDINGS Corp................................    69,796      926,781
#*  NEPES Corp..........................................    18,806      162,037
    Nexen Corp..........................................    17,164    1,382,473
#*  NK Co., Ltd.........................................   217,496      845,695
#   Nong Shim Holdings Co., Ltd.........................    25,921    2,546,222
#   NongShim Co., Ltd...................................    38,707    8,175,292
    NOROO Paint & Coatings Co., Ltd.....................    11,400      102,485
#   NPC.................................................   134,561      687,601
#*  OCI Co., Ltd........................................    74,131    5,255,686
#*  OPTRON-TEC, Inc.....................................     7,768       45,157
#*  Osung LST Co., Ltd..................................    36,975       22,384
#*  Paik Kwang Industrial Co., Ltd......................   128,617      277,082
#*  Pan Ocean Co., Ltd..................................    47,845      112,672
    Pang Rim Co., Ltd...................................     2,452       50,395
#*  PaperCorea, Inc.....................................   261,826      173,644
    Poongsan Corp.......................................   397,200    8,212,308
#   Poongsan Holdings Corp..............................    55,898    1,979,543
    POSCO...............................................   644,929  149,813,880
    POSCO ADR........................................... 1,589,142   92,535,739
*   POSCO Coated & Color Steel Co., Ltd.................     3,820       47,470
*   Power Logics Co., Ltd...............................     8,791       33,543
#   Pyeong Hwa Automotive Co., Ltd......................    33,801      521,111
#   RFTech Co., Ltd.....................................     9,316       75,934
*   S&C Engine Group, Ltd...............................    39,610       85,385
#   S&T Dynamics Co., Ltd...............................   380,544    3,485,070
    S&T Holdings Co., Ltd...............................    90,519    1,625,038
    S&T Motiv Co., Ltd..................................   124,000    5,005,970
#   S-Energy Co., Ltd...................................    31,635      225,406
#   S-MAC Co., Ltd......................................   102,613      428,709
#   S-Oil Corp..........................................    36,698    2,018,650
*   Sajo Industries Co., Ltd............................    28,966    1,182,220
    Sam Young Electronics Co., Ltd......................   159,570    1,746,656
#   SAMHWA Paints Industrial Co., Ltd...................     2,030       27,625
#   Samick Musical Instruments Co., Ltd.................   732,490    2,882,490
#   Samsung C&T Corp.................................... 1,386,322   70,245,194

                                     1986

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
#   Samsung Electro-Mechanics Co., Ltd..................    67,855 $  4,129,728
#   Samsung Fine Chemicals Co., Ltd.....................     5,006      155,757
#   Samsung Heavy Industries Co., Ltd...................   276,672    4,479,204
#   Samsung SDI Co., Ltd................................   422,727   49,328,326
    Samsung Securities Co., Ltd.........................    86,604    3,736,687
#   Samsung Techwin Co., Ltd............................    65,754    1,370,849
#   Samyang Genex Co., Ltd..............................    11,337    1,109,356
    Samyang Holdings Corp...............................    86,744    7,460,263
    Samyang Tongsang Co., Ltd...........................     4,599      448,587
#*  Samyoung Chemical Co., Ltd..........................   258,455      355,592
    Savezone I&C Corp...................................    40,137      224,561
#   SBS Media Holdings Co., Ltd.........................   159,380      651,321
    Seah Besteel Corp...................................   210,316    6,117,034
    SeAH Holdings Corp..................................    13,089    1,751,718
#   SeAH Steel Corp.....................................    44,576    3,110,642
#   Sebang Co., Ltd.....................................   138,126    2,411,834
    Sejong Industrial Co., Ltd..........................   146,295    1,802,866
#   Sempio Foods Co.....................................     3,110       93,982
#*  Seohee Construction Co., Ltd........................ 2,008,971    1,426,219
#*  Seowon Co., Ltd.....................................    86,070       92,208
    Sewon Precision Industry Co., Ltd...................     2,175       51,724
#*  SG Corp............................................. 1,865,628    1,126,967
#   Shin Poong Pharmaceutical Co., Ltd..................   141,786      536,913
    Shinhan Financial Group Co., Ltd.................... 4,549,232  185,737,892
*   Shinhan Financial Group Co., Ltd. ADR............... 1,583,811   63,114,868
    Shinsegae Co., Ltd..................................    75,077   11,008,981
    Shinsegae Information & Communication Co., Ltd......     6,307      608,307
#*  Shinsung Solar Energy Co., Ltd......................   765,627      890,821
#*  Shinsung Tongsang Co., Ltd.......................... 1,244,597    1,626,273
*   Shinwha Intertek Corp...............................    28,924       79,515
*   Shinwon Corp........................................    82,700      139,513
    Shinyoung Securities Co., Ltd.......................    35,820    1,836,796
#*  Signetics Corp......................................   483,773      754,494
    Silla Co., Ltd......................................    64,953    1,273,734
#*  Simm Tech Co., Ltd..................................    10,189       97,860
    SIMPAC, Inc.........................................    11,538       59,393
#   Sindoh Co., Ltd.....................................    43,098    2,817,525
    SJM Co., Ltd........................................    11,075       68,959
*   SK Broadband Co., Ltd...............................    86,418      334,461
#   SK Chemicals Co., Ltd...............................   197,961   11,008,809
#   SK Gas, Ltd.........................................    54,727    4,298,632
    SK Holdings Co., Ltd................................   494,231   77,056,048
#   SK Innovation Co., Ltd..............................   690,901   58,670,895
*   SK Networks Co., Ltd................................ 1,531,162   13,115,986
#*  SK Securities Co., Ltd.............................. 2,774,700    2,367,976
    SKC Co., Ltd........................................   153,098    4,204,305
    SL Corp.............................................   165,623    2,672,145
*   Solborn, Inc........................................     5,346       22,284
#   Songwon Industrial Co., Ltd.........................   230,947    1,823,276
*   Ssangyong Cement Industrial Co., Ltd................   289,296    3,957,805
#*  STS Semiconductor & Telecommunications..............   217,222      823,508
#*  STX Engine Co., Ltd.................................   293,680      176,736
    Sun Kwang Co., Ltd..................................    20,098      355,884

                                     1987

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH KOREA -- (Continued)
    Sunchang Corp....................................      2,276 $       17,017
#   Sung Kwang Bend Co., Ltd.........................     66,824        805,556
#*  Sungchang Enterprise Holdings, Ltd...............     20,048        387,577
#*  Sungshin Cement Co., Ltd.........................    237,806      2,937,214
    Sungwoo Hitech Co., Ltd..........................    325,347      3,588,672
#*  Synopex, Inc.....................................    130,699        224,044
#   Tae Kyung Industrial Co., Ltd....................    120,772        638,863
    Taekwang Industrial Co., Ltd.....................      4,937      5,080,354
#*  Taewoong Co., Ltd................................     59,912        817,192
*   Taeyoung Engineering & Construction Co., Ltd.....    574,534      2,543,601
#   Tailim Packaging Industrial Co., Ltd.............    424,907        887,344
#*  TK Chemical Corp.................................    554,448        914,615
*   Tong Kook Corp...................................        607             --
#   Tong Yang Moolsan Co., Ltd.......................     72,180        517,026
    Tongyang Life Insurance..........................    413,534      4,150,565
*   Top Engineering Co., Ltd.........................     49,113        196,053
#   TS Corp..........................................     78,247      1,785,972
#   Ubiquoss, Inc....................................     30,085        265,903
    Uju Electronics Co., Ltd.........................     38,144        533,826
#   Unid Co., Ltd....................................     49,107      2,628,623
#   WillBes & Co. (The)..............................    688,308        856,168
    Wiscom Co., Ltd..................................     32,980        162,982
#*  Woongjin Energy Co., Ltd.........................    592,024        851,040
*   Woongjin Thinkbig Co., Ltd.......................    201,877      1,388,028
#   Wooree ETI Co., Ltd..............................     74,334        133,114
*   Woori Bank.......................................  3,784,490     30,453,102
*   Woori Bank Sponsored ADR.........................      7,135        168,743
    Woori Investment & Securities Co., Ltd...........  1,679,074     16,907,856
#   WooSung Feed Co., Ltd............................    284,940        819,536
    YESCO Co., Ltd...................................     30,550        939,489
#   Yoosung Enterprise Co., Ltd......................    153,585        712,425
#   Youlchon Chemical Co., Ltd.......................    159,540      1,571,794
#   Young Poong Corp.................................      4,609      5,972,805
*   Young Poong Mining & Construction Corp...........     18,030             --
#   Young Poong Precision Corp.......................    122,224      1,094,567
    Youngone Holdings Co., Ltd.......................      1,686        138,137
#*  Yuanta Securities Korea..........................    298,286      1,078,661
    YuHwa Securities Co., Ltd........................     28,274        386,753
*   Zinus, Inc.......................................      1,866          8,531
                                                                 --------------
TOTAL SOUTH KOREA....................................             2,594,024,447
                                                                 --------------
SPAIN -- (0.3%)
    Banco Santander SA...............................  2,152,421     14,639,590
#   Banco Santander SA Sponsored ADR.................  7,154,631     47,864,480
                                                                 --------------
TOTAL SPAIN..........................................                62,504,070
                                                                 --------------
TAIWAN -- (15.4%)
    Ability Enterprise Co., Ltd......................  3,942,000      2,340,092
#   Accton Technology Corp...........................  8,825,156      4,349,318
#*  Acer, Inc........................................ 42,657,109     27,675,259
    ACES Electronic Co., Ltd.........................  1,261,000      1,658,878
#   ACHEM Technology Corp............................  3,422,318      2,030,579

                                     1988

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Acter Co., Ltd......................................      4,000 $    10,114
*   Action Electronics Co., Ltd.........................  2,355,084     503,714
#*  Advanced Connectek, Inc.............................  1,938,000     748,255
    Advanced International Multitech Co., Ltd...........    256,000     199,825
#*  Advanced Wireless Semiconductor Co..................    145,000     215,420
#*  AGV Products Corp...................................  7,525,701   1,895,040
#   AimCore Technology Co., Ltd.........................    841,797     730,019
#   Alcor Micro Corp....................................    542,000     457,983
#   Allis Electric Co., Ltd.............................  1,250,000     368,879
#   Alpha Networks, Inc.................................  5,949,237   3,294,664
#   Altek Corp..........................................  4,392,365   5,175,921
    Ambassador Hotel (The)..............................  1,179,000   1,051,006
#   AMPOC Far-East Co., Ltd.............................  1,772,000   1,629,648
#   AmTRAN Technology Co., Ltd.......................... 12,827,956   7,282,664
    APCB, Inc...........................................  2,454,000   1,850,420
    Apex Science & Engineering..........................    203,400      77,699
#   Arcadyan Technology Corp............................  1,627,675   2,198,502
    Ardentec Corp.......................................  4,910,080   4,170,044
*   Arima Communications Corp...........................     86,000      35,010
#   Asia Cement Corp.................................... 25,106,589  30,268,986
#*  Asia Optical Co., Inc...............................  4,215,290   5,671,694
#   Asia Plastic Recycling Holding, Ltd.................    563,000     659,861
#   Asia Polymer Corp...................................  4,756,478   3,508,867
#   Asia Vital Components Co., Ltd......................  5,003,984   3,800,815
    Asustek Computer, Inc...............................    730,000   7,629,676
#   AU Optronics Corp................................... 57,378,812  31,196,252
#   AU Optronics Corp. Sponsored ADR....................  9,342,184  52,316,230
    Audix Corp..........................................  1,451,332   2,021,186
    Avermedia Technologies..............................  2,557,000     884,988
#*  Avision, Inc........................................  1,540,555     456,072
#   AVY Precision Technology, Inc.......................    352,000     821,027
    Bank of Kaohsiung Co., Ltd..........................  6,258,211   1,788,143
#   BES Engineering Corp................................ 25,179,443   6,025,642
    Biostar Microtech International Corp................  2,636,055     951,366
    Bright Led Electronics Corp.........................  1,832,000     847,865
#   C Sun Manufacturing, Ltd............................  2,535,837   1,826,102
    Cameo Communications, Inc...........................  2,551,197     591,699
    Capital Securities Corp............................. 27,539,447   8,980,338
#   Career Technology MFG. Co., Ltd.....................  1,872,000   1,976,515
    Carnival Industrial Corp............................  5,119,000   1,278,365
#   Cathay Chemical Works...............................    959,000     519,034
#   Cathay Real Estate Development Co., Ltd............. 14,314,421   7,610,666
    Celxpert Energy Corp................................    262,000     198,524
#   Central Reinsurance Co., Ltd........................  2,562,016   1,343,297
#   ChainQui Construction Development Co., Ltd..........  1,382,173   1,014,164
    Champion Building Materials Co., Ltd................  6,381,828   1,910,346
#   Chang Hwa Commercial Bank, Ltd...................... 80,745,745  45,561,562
#   Chang Wah Electromaterials, Inc.....................     23,000      53,451
#   Channel Well Technology Co., Ltd....................  2,024,000   1,292,356
#   Charoen Pokphand Enterprise.........................  3,207,750   2,781,201
#   Chen Full International Co., Ltd....................    827,000     913,658
#   Cheng Loong Corp.................................... 13,917,659   5,644,855
#   Cheng Uei Precision Industry Co., Ltd...............  6,647,635  11,726,425

                                     1989

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
#   Chia Chang Co., Ltd................................   1,589,000 $ 1,557,685
#   Chia Hsin Cement Corp..............................   7,374,191   3,246,044
#   Chien Kuo Construction Co., Ltd....................   4,979,247   1,801,567
    Chilisin Electronics Corp..........................   1,515,452   2,030,052
    Chimei Materials Technology Corp...................     172,000     173,697
#   Chin-Poon Industrial Co., Ltd......................   6,084,815  10,308,528
*   China Airlines, Ltd................................  46,539,353  23,548,642
#   China Chemical & Pharmaceutical Co., Ltd...........   4,286,264   2,769,078
    China Development Financial Holding Corp........... 181,811,734  59,704,848
*   China Electric Manufacturing Corp..................   4,016,200   1,356,197
#   China General Plastics Corp........................   6,832,030   3,245,935
#   China Glaze Co., Ltd...............................   2,312,363   1,037,906
    China Life Insurance Co., Ltd......................  17,601,958  14,753,742
#*  China Man-Made Fiber Corp..........................  13,834,813   5,005,940
    China Metal Products...............................   4,051,969   4,100,791
    China Motor Corp...................................  11,464,749   9,838,254
#*  China Petrochemical Development Corp...............  30,268,397  11,312,728
#   China Steel Corp...................................  10,710,320   9,073,683
    China Steel Structure Co., Ltd.....................   1,435,219   1,249,342
#   China Synthetic Rubber Corp........................   8,076,711   8,227,527
*   China United Trust & Investment Corp...............     493,999          --
#*  China Wire & Cable Co., Ltd........................   2,900,000   1,072,576
#   Chinese Maritime Transport, Ltd....................   1,551,000   1,653,307
#   Chipbond Technology Corp...........................     642,000   1,312,273
#   Chun YU Works & Co., Ltd...........................   3,273,000   1,502,304
#   Chun Yuan Steel....................................   6,454,287   2,355,058
    Chung Hsin Electric & Machinery Manufacturing
     Corp..............................................   5,843,250   3,738,729
*   Chung Hung Steel Corp..............................  13,465,046   3,085,742
#*  Chung Hwa Pulp Corp................................   6,701,011   1,863,322
*   Chung Shing Textile Co., Ltd.......................         600          --
*   Chunghwa Picture Tubes, Ltd........................  55,899,412   2,823,829
#   Clevo Co...........................................     307,000     464,549
#*  CMC Magnetics Corp.................................  52,168,830   7,329,612
*   CoAsia Microelectronics Corp.......................     428,350     218,728
#   Collins Co., Ltd...................................   2,467,224   1,109,568
#   Compal Electronics, Inc............................  71,122,332  51,863,332
#   Compeq Manufacturing Co., Ltd......................  20,781,000  11,847,107
*   Compex International Co., Ltd......................      46,400          --
#*  Concord Securities Corp............................   1,603,000     410,549
#   Continental Holdings Corp..........................   7,782,540   2,809,267
#   Coretronic Corp....................................   8,152,250  11,503,847
#   Coxon Precise Industrial Co., Ltd..................   2,028,000   4,239,580
#   Creative Sensor, Inc...............................     359,000     276,910
*   Crystalwise Technology, Inc........................      16,000      12,332
#   CSBC Corp. Taiwan..................................   6,245,654   3,274,097
#   CTBC Financial Holding Co., Ltd....................  93,669,136  59,419,454
#   D-Link Corp........................................  11,514,717   6,453,801
#   DA CIN Construction Co., Ltd.......................   2,422,579   1,533,227
#   Darfon Electronics Corp............................   6,128,950   3,443,516
#*  Darwin Precisions Corp.............................   6,186,635   2,909,637
*   Delpha Construction Co., Ltd.......................   3,277,016   1,650,487
*   Der Pao Construction Co., Ltd......................   1,139,000          --
#   DFI, Inc...........................................     404,280     464,600

                                     1990

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
TAIWAN -- (Continued)
*   Dynamic Electronics Co., Ltd......................   4,558,324 $  2,074,291
#*  E Ink Holdings, Inc...............................   7,644,000    3,432,344
#*  E-Ton Solar Tech Co., Ltd.........................   3,730,443    1,858,238
    E.Sun Financial Holding Co., Ltd..................  85,388,657   52,528,614
*   Eastern Media International Corp..................           1           --
#   Edimax Technology Co., Ltd........................   3,295,902    1,314,690
#   Edison Opto Corp..................................   1,325,000    1,046,606
#   Edom Technology Co., Ltd..........................     243,580      208,863
#   Elite Material Co., Ltd...........................   4,332,905    5,837,532
    Elitegroup Computer Systems Co., Ltd..............   6,358,395    5,485,336
*   Emerging Display Technologies Corp................      45,000       11,978
#   ENG Electric Co., Ltd.............................   1,185,000      727,873
#   EnTie Commercial Bank Co., Ltd....................   2,271,232    1,062,246
*   Entire Technology Co., Ltd........................      31,000       21,883
*   Episil Holdings, Inc..............................   2,006,500      967,731
#   Epistar Corp......................................  16,021,869   28,384,051
#   Eternal Materials Co., Ltd........................   1,678,900    1,649,395
#*  Etron Technology, Inc.............................     768,000      466,515
*   Eva Airways Corp..................................   7,531,999    5,809,418
*   Ever Fortune Industrial Co., Ltd..................     409,000           --
#   Everest Textile Co., Ltd..........................   3,936,002    1,881,038
    Evergreen International Storage & Transport Corp..   9,778,000    5,684,323
*   Evergreen Marine Corp. Taiwan, Ltd................  23,360,998   16,644,652
    Excelsior Medical Co., Ltd........................   1,431,200    2,299,932
#   Far Eastern Department Stores, Ltd................   7,117,445    6,072,521
#   Far Eastern International Bank....................  28,354,052    9,486,147
    Far Eastern New Century Corp......................   3,586,440    3,609,629
*   Farglory F T Z Investment Holding Co., Ltd........   1,314,000      851,994
#   Farglory Land Development Co., Ltd................   1,389,264    1,622,563
#   Federal Corp......................................   7,536,979    4,456,061
    Feng Hsin Iron & Steel Co.........................     175,000      214,042
    First Copper Technology Co., Ltd..................   3,499,750    1,081,850
#   First Financial Holding Co., Ltd.................. 124,645,630   72,613,271
#   First Hotel.......................................   1,387,585      885,614
#   First Insurance Co, Ltd. (The)....................   4,017,064    1,998,396
#*  First Steamship Co., Ltd..........................   5,504,173    3,038,350
    Formosa Advanced Technologies Co., Ltd............   2,107,000    1,438,533
    Formosa Chemicals & Fibre Corp....................     198,000      423,691
#   Formosa Oilseed Processing Co., Ltd...............     834,977      527,850
    Formosa Taffeta Co., Ltd..........................  10,729,511   10,834,495
    Formosan Rubber Group, Inc........................   8,194,000    8,361,574
#   Formosan Union Chemical...........................   2,853,034    1,101,307
    Fortune Electric Co., Ltd.........................     436,000      212,872
    Founding Construction & Development Co., Ltd......   3,247,097    2,088,904
    Foxconn Technology Co., Ltd.......................   3,345,900    9,059,511
#   Foxlink Image Technology Co., Ltd.................   1,582,000      971,063
#*  Froch Enterprise Co., Ltd.........................   2,542,000    1,108,360
#   FSP Technology, Inc...............................   2,483,283    1,999,192
    Fubon Financial Holding Co., Ltd..................  90,414,471  143,269,726
#   Fullerton Technology Co., Ltd.....................   1,663,200    1,361,391
#   Fulltech Fiber Glass Corp.........................   5,082,690    1,913,712
#   Fwusow Industry Co., Ltd..........................   2,776,995    1,304,585
#   G Shank Enterprise Co., Ltd.......................   2,168,902    1,787,087

                                     1991

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#*  G Tech Optoelectronics Corp.........................    476,000 $   433,577
    Gallant Precision Machining Co., Ltd................    658,000     248,991
#   Gemtek Technology Corp..............................  6,366,962   4,640,812
#*  Genesis Photonics, Inc..............................  3,811,810   1,891,553
#*  Genius Electronic Optical Co., Ltd..................    860,000   2,980,536
    Getac Technology Corp...............................  8,342,065   5,065,061
#*  Giantplus Technology Co., Ltd.......................  2,198,100     836,865
#   Giga Solution Tech Co., Ltd.........................  1,216,000     795,648
#   Gigabyte Technology Co., Ltd........................  9,308,287  11,441,739
#*  Gigastorage Corp....................................  3,936,600   3,178,420
#*  Gintech Energy Corp.................................  7,056,942   4,763,215
#*  Global Brands Manufacture, Ltd......................  5,083,951   1,728,546
    Global Lighting Technologies, Inc...................  1,001,000   1,437,518
*   Globalwafers Co., Ltd...............................    363,585   1,061,444
    Globe Union Industrial Corp.........................  2,999,625   1,465,939
#   Gloria Material Technology Corp.....................  6,256,150   4,412,300
#*  Gold Circuit Electronics, Ltd.......................  8,144,965   5,675,122
#*  Goldsun Development & Construction Co., Ltd......... 23,939,261   8,168,788
    Good Will Instrument Co., Ltd.......................    501,358     345,546
#   Grand Pacific Petrochemical......................... 17,166,000   9,387,117
    Great China Metal Industry..........................    884,000     864,338
#   Great Wall Enterprise Co., Ltd......................  7,920,597   6,993,391
#*  Green Energy Technology, Inc........................  4,747,880   2,751,859
*   GTM Holdings Corp...................................  2,132,000   1,335,943
*   Hannstar Board Corp.................................  5,082,635   2,572,101
#   HannStar Display Corp............................... 55,492,435  13,661,511
*   HannsTouch Solution, Inc............................  1,163,000     276,366
#   Harvatek Corp.......................................  3,454,459   1,969,643
*   Helix Technology, Inc...............................     29,585          --
#   Hey Song Corp.......................................  2,933,500   3,535,365
*   HiTi Digital, Inc...................................    128,000      65,823
#   Hitron Technology, Inc..............................  3,677,525   1,870,200
#*  Ho Tung Chemical Corp............................... 14,069,004   4,786,307
#   Hocheng Corp........................................  4,577,300   1,476,597
*   Hold-Key Electric Wire & Cable Co., Ltd.............    118,124      35,058
    Holy Stone Enterprise Co., Ltd......................  3,208,650   4,318,841
    Hong TAI Electric Industrial........................  3,503,000   1,174,143
#   Horizon Securities Co., Ltd.........................  5,996,000   1,720,808
#   Hsin Kuang Steel Co., Ltd...........................  4,316,124   2,415,152
    Hsing TA Cement Co..................................  2,071,980     897,444
#*  HTC Corp............................................  1,703,000   8,442,818
    HUA ENG Wire & Cable................................  7,339,035   2,319,502
    Hua Nan Financial Holdings Co., Ltd................. 53,408,002  29,689,095
*   Hualon Corp.........................................    257,040          --
#   Huang Hsiang Construction Corp......................     86,000     123,583
    Hung Ching Development & Construction Co., Ltd......  1,987,468   1,284,744
    Hung Poo Real Estate Development Corp...............  3,643,655   2,717,273
    Hung Sheng Construction, Ltd........................  6,308,892   3,875,528
    Huxen Corp..........................................    429,281     597,411
#   Hwacom Systems, Inc.................................    333,000     175,562
#   I-Chiun Precision Industry Co., Ltd.................  3,240,000   1,945,257
#   Ichia Technologies, Inc.............................    831,260     878,877
    Ideal Bike Corp.....................................     80,271      39,000

                                     1992

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
TAIWAN -- (Continued)
    Infortrend Technology, Inc........................   1,042,000 $    590,010
#   Innolux Corp...................................... 139,949,544   67,422,533
#   Inpaq Technology Co., Ltd.........................     261,000      316,647
    Inventec Corp.....................................  29,516,277   21,800,730
#   ITE Technology, Inc...............................   1,923,479    2,279,867
    ITEQ Corp.........................................     208,000      171,595
#*  J Touch Corp......................................     445,100      270,319
#   Jess-Link Products Co., Ltd.......................   1,313,000    1,388,761
    Jih Sun Financial Holdings Co., Ltd...............   5,693,133    1,500,586
#   K Laser Technology, Inc...........................   2,211,601    1,148,657
    Kang Na Hsiung Enterprise Co., Ltd................   1,687,078      727,991
#   Kaulin Manufacturing Co., Ltd.....................   2,570,656    1,875,155
#   KEE TAI Properties Co., Ltd.......................   1,327,000      820,141
#   Kenmec Mechanical Engineering Co., Ltd............   1,624,000      772,584
    Kindom Construction Corp..........................   4,462,000    3,967,301
#   King Yuan Electronics Co., Ltd....................  20,284,805   16,946,021
    King's Town Bank Co., Ltd.........................  11,939,012   12,600,124
*   King's Town Construction Co., Ltd.................      90,000       75,848
#   Kinko Optical Co., Ltd............................   1,464,000    1,102,446
#*  Kinpo Electronics.................................  19,097,375    8,922,384
    KS Terminals, Inc.................................     745,880      942,044
#   Kung Sing Engineering Corp........................   3,301,000    1,255,770
    Kuoyang Construction Co., Ltd.....................   7,664,840    3,306,150
    Kwong Fong Industries Corp........................   3,131,720    1,776,468
#   KYE Systems Corp..................................   4,187,376    1,573,128
#   L&K Engineering Co., Ltd..........................   2,019,000    1,569,706
    LAN FA Textile....................................   3,158,713      971,698
#   LCY Chemical Corp.................................     797,000      417,762
#   Leader Electronics, Inc...........................   2,094,056      775,035
*   Lealea Enterprise Co., Ltd........................  13,389,941    3,988,808
    Ledtech Electronics Corp..........................     660,000      334,166
#   LEE CHI Enterprises Co., Ltd......................   3,466,900    1,646,418
#   Lelon Electronics Corp............................     315,200      389,132
#*  Leofoo Development Co.............................   5,249,774    1,916,246
*   LES Enphants Co., Ltd.............................     877,000      471,780
#   Lextar Electronics Corp...........................   4,894,000    4,646,768
#*  Li Peng Enterprise Co., Ltd.......................  10,180,173    3,728,873
    Lien Hwa Industrial Corp..........................   8,262,990    5,415,986
#   Lingsen Precision Industries, Ltd.................   6,583,480    3,236,568
#   Lite-On Semiconductor Corp........................   3,366,729    2,389,695
    Lite-On Technology Corp...........................  30,876,265   38,055,631
    Long Chen Paper Co., Ltd..........................   9,059,098    3,950,695
#   Longwell Co.......................................   1,537,000    1,688,429
#   Lotes Co., Ltd....................................     701,000    3,060,015
#   Lucky Cement Corp.................................   3,294,000    1,056,604
#*  Macronix International............................  71,352,913   15,453,963
#   Marketech International Corp......................   1,948,000    1,522,252
#   Masterlink Securities Corp........................  16,836,644    5,483,460
    Mayer Steel Pipe Corp.............................   2,501,456    1,148,921
#   Maywufa Co., Ltd..................................     252,070      118,340
    Mega Financial Holding Co., Ltd................... 132,452,915  101,067,289
*   Megamedia Corp....................................         782           --
    Meiloon Industrial Co.............................   1,319,084      566,093

                                     1993

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Mercuries & Associates Holding, Ltd.................  1,524,937 $   992,831
#*  Mercuries Life Insurance Co., Ltd...................  1,466,206     800,305
#   Micro-Star International Co., Ltd................... 14,030,985  15,630,138
#*  Microelectronics Technology, Inc....................    689,826     305,055
#   Mirle Automation Corp...............................    565,550     515,232
#   Mitac Holdings Corp.................................  8,909,725   6,765,239
*   Mosel Vitelic, Inc..................................  3,746,506     835,885
#   Motech Industries, Inc..............................  2,452,000   3,280,450
#   Nan Ren Lake Leisure Amusement Co., Ltd.............  1,652,000     673,559
#*  Nan Ya Printed Circuit Board Corp...................  3,900,000   5,479,556
    Nantex Industry Co., Ltd............................  2,492,716   1,294,276
#   Neo Solar Power Corp................................  2,719,774   2,342,678
    New Asia Construction & Development Corp............  1,810,304     493,297
#   New Era Electronics Co., Ltd........................    203,000     222,698
#   Newmax Technology Co., Ltd..........................    242,000     294,806
    Nien Hsing Textile Co., Ltd.........................  4,491,721   3,680,909
#   Nishoku Technology, Inc.............................    268,000     394,654
#*  O-TA Precision Industry Co., Ltd....................     24,000      12,773
*   Ocean Plastics Co., Ltd.............................    161,000     173,874
*   Optimax Technology Corp.............................  1,085,597     485,191
#   OptoTech Corp.......................................  9,532,000   4,013,440
    Oriental Union Chemical Corp........................     54,000      49,233
    Pacific Construction Co.............................  2,529,452   1,044,276
*   Pan Jit International, Inc..........................  6,047,837   2,703,590
#   Pan-International Industrial Corp...................  4,695,444   2,765,226
#   Paragon Technologies Co., Ltd.......................  1,037,191   1,643,197
#   Pegatron Corp....................................... 27,193,998  72,311,010
#   Phihong Technology Co., Ltd.........................  3,860,320   2,118,051
#   Pixart Imaging, Inc.................................     48,000     134,368
#*  Plotech Co., Ltd....................................    760,282     327,138
#   Portwell, Inc.......................................    915,000   1,675,202
*   Potrans Electrical Corp.............................  1,139,000          --
    Pou Chen Corp....................................... 24,985,550  34,217,649
*   Powercom Co., Ltd...................................    769,500     113,095
*   Powertech Industrial Co., Ltd.......................    193,000     130,245
#   Powertech Technology, Inc........................... 12,247,000  20,260,972
    President Securities Corp........................... 12,690,992   6,475,624
#   Prime Electronics Satellitics, Inc..................    524,000     226,926
#   Prince Housing & Development Corp...................  4,426,018   1,690,092
*   Prodisc Technology, Inc.............................  6,185,157          --
#*  Qisda Corp.......................................... 27,863,171  12,534,583
    Qualipoly Chemical Corp.............................    143,000     110,663
#   Quanta Storage, Inc.................................  2,413,000   2,708,291
#*  Quintain Steel Co., Ltd.............................  5,893,629   1,137,107
#   Radium Life Tech Co., Ltd...........................  9,283,455   4,803,833
#   Ralec Electronic Corp...............................    526,087     964,221
#   Rich Development Co., Ltd...........................  6,959,054   2,943,784
#*  Ritek Corp.......................................... 46,015,622   5,407,587
#   Rotam Global Agrosciences, Ltd......................    134,693     217,492
#   Ruentex Development Co., Ltd........................  1,226,000   1,840,519
    Ruentex Industries, Ltd.............................  1,422,000   3,082,662
*   Sainfoin Technology Corp............................    835,498          --
#   Sampo Corp..........................................  9,863,925   3,985,275

                                     1994

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
*   Sanyang Motor Co., Ltd.............................   1,878,624 $ 1,639,686
    SDI Corp...........................................     346,000     450,863
#   Sesoda Corp........................................   1,100,768   1,357,442
    Shan-Loong Transportation Co., Ltd.................      66,000      50,682
    Sheng Yu Steel Co., Ltd............................   1,935,000   1,238,794
#   ShenMao Technology, Inc............................   1,267,000   1,325,105
#   Shih Her Technologies, Inc.........................     411,000     748,150
    Shih Wei Navigation Co., Ltd.......................   2,811,718   1,616,779
#   Shihlin Electric & Engineering Corp................   4,470,000   5,620,962
#   Shin Kong Financial Holding Co., Ltd............... 137,501,146  38,331,097
    Shin Zu Shing Co., Ltd.............................   1,123,000   2,501,278
#   Shinkong Insurance Co., Ltd........................   3,610,412   2,846,931
    Shinkong Synthetic Fibers Corp.....................  27,670,754   9,473,889
#   Shuttle, Inc.......................................   4,646,015   1,284,584
    Sigurd Microelectronics Corp.......................   6,663,047   6,344,209
#*  Silicon Integrated Systems Corp....................   5,741,165   1,609,077
#   Silitech Technology Corp...........................   1,157,803     816,216
    Sincere Navigation Corp............................   4,946,740   4,053,015
    Singatron Enterprise Co., Ltd......................      63,000      28,649
#   Sinkang Industries Co., Ltd........................     699,557     243,418
#   Sino-American Silicon Products, Inc................   7,775,000  12,187,219
#   Sinon Corp.........................................   6,282,877   3,376,939
#   SinoPac Financial Holdings Co., Ltd................ 132,040,317  53,736,213
#   Siward Crystal Technology Co., Ltd.................   2,520,875   1,784,738
#   Solar Applied Materials Technology Co..............   1,852,000   1,540,042
#*  Solartech Energy Corp..............................   4,202,165   2,504,253
    Solomon Technology Corp............................   1,254,590     750,759
#*  Solytech Enterprise Corp...........................   3,043,000     861,017
    Southeast Cement Co., Ltd..........................   3,365,700   1,753,231
#   Spirox Corp........................................     631,661     387,341
    Stark Technology, Inc..............................   2,259,200   2,121,057
#   Sunonwealth Electric Machine Industry Co., Ltd.....   1,202,421     775,702
#*  Sunplus Technology Co., Ltd........................   8,214,620   3,292,964
#   Sunrex Technology Corp.............................   1,840,000   1,169,041
#   Supreme Electronics Co., Ltd.......................   4,154,260   2,111,543
#   Sweeten Construction Co., Ltd......................   1,296,256     755,208
    Sysage Technology Co., Ltd.........................      96,950     108,931
#   Systex Corp........................................     801,801   1,459,381
#   T-Mac Techvest PCB Co., Ltd........................   1,603,000     873,460
#   TA Chen Stainless Pipe.............................   8,527,281   5,678,749
#*  Ta Chong Bank, Ltd.................................  31,010,870  10,388,666
    Ta Chong Securities Co., Ltd.......................     260,000      96,569
    Ta Ya Electric Wire & Cable........................   6,888,329   1,411,920
#   TA-I Technology Co., Ltd...........................   2,110,084   1,162,187
    Tah Hsin Industrial Corp...........................   1,477,900   1,339,804
    TAI Roun Products Co., Ltd.........................      63,000      20,840
#   Taichung Commercial Bank Co., Ltd..................  31,222,991  10,303,972
#   Tainan Enterprises Co., Ltd........................   1,803,183   1,574,697
#   Tainan Spinning Co., Ltd...........................  18,021,996   9,745,538
#   Taishin Financial Holding Co., Ltd................. 136,730,491  56,061,259
#*  Taisun Enterprise Co., Ltd.........................   1,776,410     668,755
#*  Taita Chemical Co., Ltd............................   2,270,864     680,221
*   Taiwan Business Bank...............................  57,911,410  16,809,960

                                     1995

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Taiwan Calsonic Co., Ltd............................     48,000 $    34,650
    Taiwan Cement Corp.................................. 45,114,440  60,909,600
#   Taiwan Cogeneration Corp............................  2,943,333   2,305,369
#   Taiwan Cooperative Financial Holding Co., Ltd....... 89,573,241  46,196,798
#   Taiwan Fertilizer Co., Ltd..........................  3,793,000   6,608,310
    Taiwan Fire & Marine Insurance Co., Ltd.............  1,235,000     881,289
*   Taiwan Flourescent Lamp Co., Ltd....................    756,000          --
#   Taiwan FU Hsing Industrial Co., Ltd.................  2,128,000   2,360,125
    Taiwan Glass Industry Corp..........................  9,574,710   6,958,644
#   Taiwan Hon Chuan Enterprise Co., Ltd................    110,000     200,118
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.......  1,508,000     964,444
*   Taiwan Kolin Co., Ltd...............................  5,797,000          --
#   Taiwan Land Development Corp........................ 12,641,235   4,578,929
#*  Taiwan Life Insurance Co., Ltd......................    886,419     606,145
    Taiwan Line Tek Electronic..........................     76,640      58,561
#   Taiwan Mask Corp....................................  3,154,250   1,002,392
    Taiwan Navigation Co., Ltd..........................  1,428,000     946,503
#   Taiwan PCB Techvest Co., Ltd........................  3,609,946   5,782,140
#*  Taiwan Prosperity Chemical Corp.....................    974,000     743,627
#*  Taiwan Pulp & Paper Corp............................  7,065,660   2,510,890
#   Taiwan Sakura Corp..................................  2,890,472   1,993,245
    Taiwan Semiconductor Co., Ltd.......................  2,380,000   2,466,391
    Taiwan Styrene Monomer..............................  4,652,647   1,949,475
    Taiwan Surface Mounting Technology Co., Ltd.........  2,680,944   3,480,274
#   Taiwan TEA Corp..................................... 11,811,092   6,602,899
#   Taiwan Union Technology Corp........................  3,462,000   3,124,566
    Taiyen Biotech Co., Ltd.............................  2,363,217   1,842,235
#*  Tatung Co., Ltd..................................... 37,430,342  10,462,182
#   Te Chang Construction Co., Ltd......................     90,300      78,577
    Teco Electric and Machinery Co., Ltd................ 31,716,725  29,607,939
*   Tecom Co., Ltd......................................    121,753      11,367
*   Tekcore Co., Ltd....................................    399,000     130,065
    Test-Rite International Co., Ltd....................    737,266     488,091
#   Tex-Ray Industrial Co., Ltd.........................    444,000     180,783
#   ThaiLin Semiconductor Corp..........................  1,139,000     902,923
#   Thinking Electronic Industrial Co., Ltd.............  1,293,000   1,874,194
    Ton Yi Industrial Corp..............................  2,150,600   1,382,360
    Tong Yang Industry Co., Ltd.........................  5,888,228   6,927,960
#   Tong-Tai Machine & Tool Co., Ltd....................  3,432,792   3,471,639
    Topco Scientific Co., Ltd...........................    719,589   1,299,272
#   Topoint Technology Co., Ltd.........................  2,564,288   2,262,136
#   TPK Holding Co., Ltd................................  1,344,000   8,707,162
    Transasia Airways Corp..............................    940,000     412,566
#   Tripod Technology Corp..............................  1,780,000   3,854,046
    Tsann Kuen Enterprise Co., Ltd......................     58,000      59,034
#   Tung Ho Steel Enterprise Corp....................... 12,887,274   9,605,165
#   Tung Ho Textile Co., Ltd............................  2,454,000     633,782
#   TXC Corp............................................    337,000     407,278
*   TYC Brother Industrial Co., Ltd.....................  2,570,723   1,824,860
#*  Tycoons Group Enterprise............................  7,958,938   1,506,850
*   Tyntek Corp.(6136222)...............................  1,755,936     714,173
*   Tyntek Corp.()......................................    238,162      10,580
    TZE Shin International Co., Ltd.....................    113,591      42,357

                                     1996

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
TAIWAN -- (Continued)
#*  U-Tech Media Corp.................................   1,946,799 $    428,514
    Unic Technology Corp..............................      36,361       13,603
#   Unimicron Technology Corp.........................  23,447,363   16,057,578
#*  Union Bank Of Taiwan..............................  12,347,526    4,106,056
#   Unitech Computer Co., Ltd.........................   1,682,739      956,758
#   Unitech Printed Circuit Board Corp................  10,230,281    4,483,128
    United Integrated Services Co., Ltd...............   1,651,000    1,605,533
#   United Microelectronics Corp...................... 213,043,681  103,164,852
    Unity Opto Technology Co., Ltd....................      98,000       90,738
    Universal Cement Corp.............................   6,247,642    5,338,541
#   Unizyx Holding Corp...............................   6,393,000    3,462,055
#   UPC Technology Corp...............................  12,783,746    4,753,490
#   USI Corp..........................................   6,761,691    3,809,252
#   Ve Wong Corp......................................   1,616,806    1,206,312
    Viking Tech Corp..................................      86,000       63,585
#*  Wafer Works Corp..................................   5,693,418    2,546,188
    Wah Hong Industrial Corp..........................     395,516      429,586
#   Wah Lee Industrial Corp...........................   2,011,000    3,427,023
#*  Walsin Lihwa Corp.................................  52,029,412   16,059,968
#*  Walsin Technology Corp............................  10,131,230    3,931,228
#   Walton Advanced Engineering, Inc..................   5,170,853    2,275,120
    Wan Hai Lines, Ltd................................   8,992,000    9,536,701
    WAN HWA Enterprise Co.............................     179,038       84,717
#   Waterland Financial Holdings Co., Ltd.............  31,195,094    8,276,242
#*  Ways Technical Corp., Ltd.........................      70,000       65,252
#*  Wei Mon Industry Co., Ltd.........................   4,108,691    1,185,196
#   Weikeng Industrial Co., Ltd.......................   1,884,550    1,401,128
#   Well Shin Technology Co., Ltd.....................   1,070,080    1,631,550
#*  Wha Yu Industrial Co., Ltd........................     365,000      149,687
    Win Semiconductors Corp...........................   6,652,000    6,987,742
#*  Winbond Electronics Corp..........................  52,385,885   16,425,446
*   Wintek Corp.......................................  20,783,484    1,206,904
#   Wisdom Marine Lines Co., Ltd......................   1,607,326    1,889,751
#   Wistron Corp......................................  38,341,608   34,955,647
#   WPG Holdings, Ltd.................................     515,092      639,532
#   WT Microelectronics Co., Ltd.(6290991)............   4,892,900    7,143,489
*   WT Microelectronics Co., Ltd.()...................     579,787      150,864
#   WUS Printed Circuit Co., Ltd......................   5,181,928    2,452,064
#   Yageo Corp........................................   7,801,574   13,972,062
*   Yang Ming Marine Transport Corp...................  21,813,676   11,746,499
#   YC Co., Ltd.......................................   6,163,104    3,091,021
#   YC INOX Co., Ltd..................................   4,719,667    3,616,995
#   YeaShin International Development Co., Ltd........     286,830      163,195
#   YFY, Inc..........................................  19,386,847    7,990,713
#   Yi Jinn Industrial Co., Ltd.......................   3,841,936      973,035
#   Yieh Phui Enterprise Co., Ltd.....................  17,378,199    5,041,531
#*  Young Fast Optoelectronics Co., Ltd...............   2,266,000    1,630,758
#   Youngtek Electronics Corp.........................     754,116    1,501,301
    Yuanta Financial Holding Co., Ltd................. 137,814,770   66,113,519
#   Yulon Motor Co., Ltd..............................  13,441,572   19,629,677
    Yung Chi Paint & Varnish Manufacturing Co., Ltd...     243,687      648,806
#   Zenitron Corp.....................................   3,226,000    1,755,912
#   Zig Sheng Industrial Co., Ltd.....................   8,536,352    2,436,734

                                     1997

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
TAIWAN -- (Continued)
    Zinwell Corp....................................   2,087,000 $    2,093,477
    ZongTai Real Estate Development Co., Ltd........     152,000         87,400
                                                                 --------------
TOTAL TAIWAN........................................              2,837,717,791
                                                                 --------------
THAILAND -- (2.7%)
    AAPICO Hitech PCL...............................     681,760        297,866
*   AJ Plast PCL....................................   2,031,400        564,795
    AP Thailand PCL.................................  25,172,730      4,922,257
    Asia Plus Group Holdings Securities.............   8,446,100      1,135,437
    Bangchak Petroleum PCL (The)....................   9,102,300      9,525,016
    Bangkok Bank PCL(6077019).......................     925,000      5,426,214
    Bangkok Bank PCL(6368360).......................   4,149,200     24,149,789
    Bangkok Expressway PCL..........................   5,726,100      6,823,034
    Bangkok Insurance PCL...........................     212,828      2,373,426
    Bangkokland PCL.................................  46,240,200      2,486,488
    Banpu PCL.......................................  16,525,100     12,268,864
    Cal-Comp Electronics Thailand PCL...............  28,423,136      3,213,126
    Charoong Thai Wire & Cable PCL..................   1,255,800        464,258
    Delta Electronics Thailand PCL..................   2,235,000      5,070,234
    Eastern Water Resources Development and
     Management PCL.................................   4,778,300      1,605,906
*   Esso Thailand PCL...............................  20,659,500      3,250,731
*   G J Steel PCL................................... 537,140,250        984,675
*   G Steel PCL.....................................  31,003,000        123,141
    Hana Microelectronics PCL.......................   5,180,100      6,370,273
    ICC International PCL...........................   2,670,100      3,222,394
    Indorama Ventures PCL...........................   2,390,800      1,592,406
    IRPC PCL........................................ 119,187,700     12,454,077
    Kang Yong Electric PCL..........................       6,600         53,437
    KGI Securities Thailand PCL.....................  19,837,300      2,315,261
    Khon Kaen Sugar Industry PCL....................     257,100        102,903
    Kiatnakin Bank PCL..............................   5,785,100      7,158,465
    Krung Thai Bank PCL.............................  61,213,400     42,454,756
    Laguna Resorts & Hotels PCL.....................   1,022,500        921,593
    Lanna Resources PCL.............................     846,100        302,456
    LH Financial Group PCL..........................  16,439,351        994,498
    MBK PCL.........................................     160,700         72,175
    MCOT PCL........................................     419,000        202,267
    Nation Multimedia Group PCL.....................   3,462,900        189,386
*   Polyplex Thailand PCL...........................   2,762,900        894,798
    Precious Shipping PCL...........................   6,783,300      2,901,503
*   Property Perfect PCL............................   8,365,700        324,609
    PTT Exploration & Production PCL................   4,861,600     16,190,480
    PTT Global Chemical PCL.........................  26,172,541     45,180,219
    PTT PCL.........................................  16,045,800    169,625,628
    Quality Houses PCL..............................   8,812,541      1,055,459
*   Regional Container Lines PCL....................   1,362,300        395,412
    Saha Pathana Inter-Holding PCL..................   2,801,300      2,079,792
    Saha Pathanapibul PCL...........................   1,594,833      1,997,805
    Saha-Union PCL..................................   2,963,700      3,757,823
*   Sahaviriya Steel Industries PCL................. 103,899,940        857,103
    Sansiri PCL.....................................  91,921,866      5,083,366
    SC Asset Corp PCL...............................  25,551,325      2,857,252
    Siam Future Development PCL.....................   5,753,122      1,186,482

                                     1998

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
THAILAND -- (Continued)
    Siamgas & Petrochemicals PCL......................   3,710,400 $  1,315,021
    Somboon Advance Technology PCL....................   2,801,200    1,531,973
    Sri Ayudhya Capital PCL...........................      85,100       96,852
    Sri Trang Agro-Industry PCL.......................   8,229,100    3,419,363
    Srithai Superware PCL.............................  16,979,100    1,400,659
*   Tata Steel Thailand PCL...........................  48,610,300    1,203,005
*   Thai Airways International PCL....................  17,012,811    7,952,826
*   Thai Carbon Black PCL.............................     441,000      357,058
    Thai Oil PCL......................................  12,089,000   18,929,461
    Thai Rayon PCL....................................      58,700       46,630
    Thai Stanley Electric PCL(B01GKK6)................     174,600    1,093,584
    Thai Stanley Electric PCL(B01GKM8)................      43,100      269,951
    Thai Wacoal PCL...................................      85,000      131,149
    Thanachart Capital PCL............................  10,803,400   10,975,040
    Thitikorn PCL.....................................     962,200      323,379
*   Thoresen Thai Agencies PCL........................  10,463,770    5,498,834
    Tipco Asphalt PCL.................................     295,800      738,822
    Tisco Financial Group PCL.........................   2,168,500    3,080,820
    TMB Bank PCL......................................  64,367,600    6,096,534
    Total Access Communication PCL....................   2,754,780    7,911,681
    TPI Polene PCL.................................... 155,294,240   11,482,189
    Vanachai Group PCL................................  10,240,920    2,550,061
    Vinythai PCL......................................   6,688,917    2,084,539
                                                                   ------------
TOTAL THAILAND........................................              505,968,766
                                                                   ------------
TURKEY -- (2.3%)
#   Adana Cimento Sanayii TAS Class A.................   1,072,051    2,827,561
#*  Adese Alisveris Merkezleri Ticaret A.S............     152,622      554,262
    Akbank TAS........................................  14,433,710   52,582,773
#*  Akenerji Elektrik Uretim A.S......................   3,844,893    1,924,532
#   Akfen Holding A.S.................................     839,567    1,723,624
    Aksa Akrilik Kimya Sanayii A.S....................   1,735,088    6,725,461
    Aksigorta A.S.....................................     877,125      902,042
#   Alarko Holding A.S................................   1,562,507    2,731,330
    Albaraka Turk Katilim Bankasi A.S.................   3,760,873    2,650,831
*   Anadolu Anonim Turk Sigorta Sirketi...............   4,326,842    2,489,085
#   Anadolu Cam Sanayii A.S...........................   2,650,582    2,170,990
*   Anadolu Efes Biracilik Ve Malt Sanayii A.S........      66,950      587,413
*   Asya Katilim Bankasi A.S..........................   8,975,815    2,278,554
#   Aygaz A.S.........................................   1,020,159    4,323,439
#   Baticim Bati Anadolu Cimento Sanayii A.S..........     429,757    1,315,580
*   Bolu Cimento Sanayii A.S..........................     753,805    1,892,716
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.....     888,582    2,594,103
*   Boyner Perakende Ve Tekstil Yatirimlari AS........      40,468      786,219
    Cimsa Cimento Sanayi VE Ticaret A.S...............      44,379      312,778
#*  Deva Holding A.S..................................     393,139      401,940
#*  Dogan Sirketler Grubu Holding A.S.................  16,834,393    5,071,699
#   Eczacibasi Yatirim Holding Ortakligi A.S..........     231,982      807,705
    EGE Seramik Sanayi ve Ticaret A.S.................   1,418,706    2,455,965
    EIS Eczacibasi Ilac ve Sinai ve Finansal
      Yatirimlar Sanayi ve Ticaret A.S................   1,771,651    2,244,741
    Eregli Demir ve Celik Fabrikalari TAS.............  24,473,976   43,875,306
    Gentas Genel Metal Sanayi ve Ticaret A.S..........   1,056,519      710,297
*   Global Yatirim Holding A.S........................   3,790,568    2,580,983

                                     1999

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES       VALUE++
                                                     ---------- ---------------
TURKEY -- (Continued)
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
    A.S.............................................     46,460 $     1,439,380
#*  GSD Holding.....................................  4,585,286       2,838,649
*   Gunes Sigorta...................................     63,783          63,621
#*  Hurriyet Gazetecilik A.S........................  3,737,714       1,261,385
*   Ihlas EV Aletleri...............................         --              --
#*  Ihlas Holding A.S............................... 12,700,332       1,449,778
#*  Ipek Dogal Enerji Kaynaklari Ve Uretim A.S......  1,771,050       1,146,426
    Is Finansal Kiralama A.S........................  2,631,887       1,105,404
    Is Yatirim Menkul Degerler A.S. Class A.........    481,784         247,773
#*  Izmir Demir Celik Sanayi A.S....................    412,878         455,903
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
    A.S. Class A....................................  1,700,143       1,648,347
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
    A.S. Class D....................................          1               1
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S..........  1,409,780         969,936
    KOC Holding A.S................................. 10,028,018      51,997,905
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S...  1,412,866         978,049
#*  Menderes Tekstil Sanayi ve Ticaret A.S..........  1,017,777         323,315
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.....  4,462,291       1,147,792
#   Park Elektrik Uretim Madencilik Sanayi ve
    Ticaret A.S.....................................    352,545         589,225
#*  Parsan Makina Parcalari.........................     35,451          76,514
    Pinar Entegre Et ve Un Sanayi A.S...............    343,247       1,356,177
    Pinar SUT Mamulleri Sanayii A.S.................     79,239         712,146
*   Raks Elektronik Sanayi ve Ticaret A.S...........      5,859              --
*   Sabah Yayincilik................................     31,938              --
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
    A.S.............................................  1,345,000       1,701,755
*   Sasa Polyester Sanayi A.S.......................  2,315,248       1,972,771
#*  Sekerbank TAS...................................  7,744,813       5,961,362
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S........  2,387,936       2,179,681
#   Soda Sanayii A.S................................  2,302,976       4,908,750
#*  Tekfen Holding A.S..............................  1,964,030       4,599,492
#*  Tekstil Bankasi A.S.............................  1,683,023       1,284,367
    Trakya Cam Sanayii A.S..........................  5,412,569       7,940,521
*   Turcas Petrol A.S...............................         --              --
#*  Turk Hava Yollari............................... 10,883,064      41,534,226
    Turkiye Is Bankasi.............................. 20,150,574      58,411,886
    Turkiye Sinai Kalkinma Bankasi A.S..............  9,303,273       7,728,996
    Turkiye Sise ve Cam Fabrikalari A.S............. 10,604,709      16,553,767
    Turkiye Vakiflar Bankasi Tao....................  9,463,634      21,985,689
    Vestel Beyaz Esya Sanayi ve Ticaret A.S.........    348,043       1,427,325
#*  Vestel Elektronik Sanayi ve Ticaret A.S.........  1,948,645       4,768,637
#   Yapi ve Kredi Bankasi A.S.......................  8,878,932      18,355,119
#*  Zorlu Enerji Elektrik Uretim A.S................  1,130,962       1,031,489
                                                                ---------------
TOTAL TURKEY........................................                421,675,488
                                                                ---------------
TOTAL COMMON STOCKS.................................             16,632,006,923
                                                                ---------------
PREFERRED STOCKS -- (2.5%)

BRAZIL -- (2.4%)
    Alpargatas SA...................................     27,700          87,890
    Banco ABC Brasil SA.............................  1,128,732       4,766,305
    Banco Alfa de Investimento SA...................      5,926          15,252
    Banco Daycoval SA...............................    645,148       2,014,987
    Banco do Estado do Rio Grande do Sul SA
     Class B........................................  1,057,568       4,828,373
*   Banco Industrial e Comercial SA.................  1,675,900       3,403,952

                                     2000

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                      SHARES        VALUE++
                                                    ----------- ---------------
BRAZIL -- (Continued)
*     Banco Pan SA.................................   1,995,292 $     1,280,616
      Banco Pine SA................................     436,030         596,378
      Banco Sofisa SA..............................     589,900         531,516
      Braskem SA Class A...........................   1,804,544       8,375,809
      Cia Ferro Ligas da Bahia - Ferbasa...........     906,134       2,455,080
*     Eucatex SA Industria e Comercio..............     353,288         407,851
*     Forjas Taurus SA.............................      14,680          18,972
      Gerdau SA....................................   2,337,599       7,953,539
      Grazziotin SA................................       2,400          14,425
      Parana Banco SA..............................     120,800         432,192
      Petroleo Brasileiro SA.......................  18,238,804      55,514,460
      Petroleo Brasileiro SA Sponsored ADR.........  21,196,251     130,356,944
      Randon Participacoes SA......................     679,461       1,013,250
      Suzano Papel e Celulose SA Class A...........   5,848,009      23,787,964
      Unipar Carbocloro SA Class B.................     925,874       1,533,068
*     Usinas Siderurgicas de Minas Gerais SA
       Class A.....................................   6,661,726       8,317,072
      Vale SA......................................  21,366,452     132,460,082
#     Vale SA Sponsored ADR........................   8,858,474      55,454,047
                                                                ---------------
TOTAL BRAZIL.......................................                 445,620,024
                                                                ---------------
COLOMBIA -- (0.1%)
      Grupo de Inversiones Suramericana SA.........     857,076      12,223,870
                                                                ---------------
TOTAL PREFERRED STOCKS.............................                 457,843,894
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)

CHINA -- (0.0%)
*     Golden Meditech Holdings, Ltd. Warrants
       07/30/15....................................     154,136           1,392
                                                                ---------------
HONG KONG -- (0.0%)
*     HKC Holdings, Ltd. Warrants 10/15/15.........           1              --
                                                                ---------------
INDONESIA -- (0.0%)
*     Pabrik Kertas Tjiwi Kimia Tbk PT Warrants
       07/11/17....................................      82,000           1,010
                                                                ---------------
MALAYSIA -- (0.0%)
*     CB Industrial Product Holdings Bhd Warrants
       12/31/15....................................     178,635          25,111
#*    Eastern & Oriental Bhd.......................   2,713,403              --
*     Goldis Bhd 02/06/15..........................   2,420,621           3,336
*     Insas Bhd....................................     160,660           9,299
*     Mah Sing Group Bhd...........................   2,330,891         289,113
                                                                ---------------
TOTAL MALAYSIA.....................................                     326,859
                                                                ---------------
THAILAND -- (0.0%)
*     Sansiri PCL Warrants 11/24/17................   3,128,291          31,541
                                                                ---------------
TOTAL RIGHTS/WARRANTS..............................                     360,802
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (7.1%)
(S)@  DFA Short Term Investment Fund............... 113,130,280   1,308,917,340
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $19,120,011,093)^^........................             $18,399,128,959
                                                                ===============

                                     2001

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of the Fund's investments as of January 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
Common Stocks
   Brazil............... $  329,570,216 $   421,459,199   --    $   751,029,415
   Chile................     95,527,146     173,483,751   --        269,010,897
   China................    222,080,338   2,574,844,416   --      2,796,924,754
   Colombia.............     21,028,003              --   --         21,028,003
   Czech Republic.......             --      38,941,232   --         38,941,232
   Greece...............        203,848      13,696,318   --         13,900,166
   Hungary..............             --      59,226,301   --         59,226,301
   India................    233,806,203   1,451,668,512   --      1,685,474,715
   Indonesia............      8,488,346     505,042,540   --        513,530,886
   Israel...............             --           2,590   --              2,590
   Malaysia.............             --     673,774,644   --        673,774,644
   Mexico...............  1,078,220,424         792,635   --      1,079,013,059
   Philippines..........             --     230,272,093   --        230,272,093
   Poland...............             --     339,089,625   --        339,089,625
   Russia...............      7,099,195     296,030,934   --        303,130,129
   South Africa.........    191,399,659   1,244,368,193   --      1,435,767,852
   South Korea..........    361,657,780   2,232,366,667   --      2,594,024,447
   Spain................     62,504,070              --   --         62,504,070
   Taiwan...............     53,377,674   2,784,340,117   --      2,837,717,791
   Thailand.............    505,968,766              --   --        505,968,766
   Turkey...............             --     421,675,488   --        421,675,488
Preferred Stocks
   Brazil...............    201,015,665     244,604,359   --        445,620,024
   Colombia.............     12,223,870              --   --         12,223,870
Rights/Warrants
   China................             --           1,392   --              1,392
   Hong Kong............             --              --   --                 --
   Indonesia............             --           1,010   --              1,010
   Malaysia.............             --         326,859   --            326,859
   Thailand.............             --          31,541   --             31,541
Securities
  Lending Collateral....             --   1,308,917,340   --      1,308,917,340
                         -------------- ---------------   --    ---------------
TOTAL................... $3,384,171,203 $15,014,957,756   --    $18,399,128,959
                         ============== ===============   ==    ===============

                                     2002

ORGANIZATION

Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor").

SECURITY VALUATION

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

                                     2003

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended January 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Fund.

FINANCIAL INSTRUMENTS

In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. REPURCHASE AGREEMENTS: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

FEDERAL TAX COST

At January 31, 2015, the total cost of securities for federal income tax purposes was $18,946,333,717, for the Dimensional Emerging Markets Value Fund.

OTHER

The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

                                     2004

ITEM 2. CONTROLS AND PROCEDURES.

    (a)Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b)There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

    (a)Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group
Inc.

By:    /s/ David G. Booth
       ---------------------------------
       David G. Booth
       Chairman, Director, President and
       Co-Chief Executive Officer

Date:  March 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ David G. Booth
       ---------------------------------
       David G. Booth
       Principal Executive Officer
       DFA Investment Dimensions
       Group Inc.

Date:  March 26, 2015

By:    /s/ David R. Martin
       ---------------------------------
       David R. Martin
       Principal Financial Officer
       DFA Investment Dimensions
       Group Inc.

Date:  March 26, 2015